File No. 033-31375

811-5929

As filed with the Securities and Exchange Commission on May 11, 2022

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 52 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 54

(Check appropriate box or boxes)

AUL AMERICAN UNIT TRUST

(Exact Name of Registrant)

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

(Name of Depositor)

One American Square, Indianapolis, Indiana 46206-0368

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number: (317) 285-1880

Sean P. McGoff

Chief Compliance Officer of the Separate Accounts

American United Life Insurance Company

One American Square

Indianapolis, Indiana 46206-0368

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ On [  ] pursuant to paragraph (b) of Rule 485

☒ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

☐ this post-effective amendment designates a new effective date for a previously filed amendment

Title of Securities Being Registered: Units of Interest in a Separate Account Under Variable Annuity Contracts.

PROSPECTUS FOR

AUL AMERICAN UNIT TRUST

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368

Telephone: (800) 249-6269

[          ]

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Prospectus

AUL AMERICAN UNIT TRUST
Group Variable Annuity Contracts

Offered By

American United Life Insurance Company®
One American Square Indianapolis, Indiana 46206-0368
(800) 249-6269 — www.oneamerica.com

Annuity Service Officer Mailing Address: P.O. Box 6148, Indianapolis, Indiana 46206-6148

The Date of this Prospectus is [              ].

This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company® ("AUL" of the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the Contracts.

This Prospectus describes Contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding fund companies listed in the Appendix: Fund Companies Available Under the Contract.

A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the Pioneer Equity Income Portfolio, units of that Investment Account would be credited to the Participant's Account based on the amount of those Contributions and the then-current Accumulation Unit Value of that Investment Account. The Variable Account would, in turn, buy shares of the Pioneer Equity Income Portfolio.

A Participant's Account Value will fluctuate depending on the investment performance of the underlying Fund. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA"). A contract contains either the FIA or the SVA. Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in the "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract. The Investment Accounts available under a Contract depend on which Investment Accounts the Contract Owner chooses.

This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated [             ], which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above.

If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by a current Prospectus for each Fund being considered. Each of these Fund Prospectuses should be read carefully and retained for future reference.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

The date of this Prospectus is [             ].

DEFINTIONS OF TERMS

Various terms commonly used in this Prospectus are defined as follows:

Account Date – The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

Accumulation Period – The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

Accumulation Unit – A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

Annuitant – The person or persons upon whose life or lives Annuity payments depend.

Annuity – A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

Annuity Commencement Date – The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

Annuity Options – Options under a Contract that prescribe the provisions under which a series of Annuity payments are made.

Annuity Period – The period during which Annuity payments are made.

AUL – American United Life Insurance Company®

Beneficiary – The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

Benefit Responsive – Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

Business Day – A day on which both AUL's Home Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.

Class – A class of a Variable Annuity Contract that varies principally with respect to distribution-related fees and expenses.

Contract Date – The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

Contract Owner Account – Any account of a contract owner, participant, annuitant, or beneficiary to which (net) purchase payments under a variable annuity contract are added and from which administrative or transaction charges may be subtracted.

Contract Year – A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

Contributions – Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

Depositor – The primarily responsible for the organization of the Registrant and the person who has continuing functions or responsibilities with respect to the administration of the affairs of the Registrant other than the trustee or custodian. The term includes sponsoring insurance company that establishes and maintains the separate account.

Employee Benefit Plan – A pension or profit-sharing plan established by an Employer for the benefit of its employees, and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page seven (7).

Employer – An Employer, such as a tax-exempt or public-school organization, with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

DEFINTIONS OF TERMS (continued)

Employer Sponsored 403(b) Program – A 403(b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.

Fixed Interest Account ("FIA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

Funds – A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

Fund Company – Any company in which the Registrant invests and which may be selected as an option by the Contract Owner.

General Account – All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Home Office – The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46206-0368.

Investor Account – Any account of a Contract Owner, participant, annuitant, or beneficiary to which (net) purchase payments under a variable annuity contract are added and from which contract or transaction expenses may be subtracted.

Investment Account – One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

IRS – Internal Revenue Service.

Owner – Also referenced herein as "Contract Owner", Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant – An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Participant's Account – An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

Participant's Account Value – The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

Participant's Fixed Interest Account Value – The total value of a Participant's interest in the FIA.

Participant's Stable Value Account Value – The total value of a Participant's interest in the Stable Value Account.

Participant's Variable Account Value – The total value of a Participant's interest in the Investment Accounts of the Variable Account.

Participant's Withdrawal Value – A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

Plan – The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued, and any subsequent amendment to such a plan.

Platform Charge – Any fee charged by the Registrant to make a Fund Company available as an investment option under the Contract, and that varies solely on the basis of the Fund Company selected.

Registrant – The term "Registrant" means the separate account (as defined in Section 2(a)(37) of the 1940 Act [15 U.S.C. 80a-2(a)(37)] which offers the variable annuity contracts.

Securities Act – The Securities Act of 1933 [15 U.S.C. 77a et seq.].

Securities Exchange Act – The Securities Exchange Act of 1934 [15 U.S.C. 78a et seq.].

DEFINTIONS OF TERMS (continued)

Stable Value Account ("SVA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

Statement of Additional Information ("SAI") – This information is required by Part B of this Form.

Statutory Prospectus – A prospectus that satisfies the requirements of section 10(a) of the Securities Act [15 U.S.C. 77j(a)].

Summary Prospectus – A prospectus that satisfies the requirements by paragraph (a)(11) of rule 498A under the Securities Act [17 CFR 230.498A(a)(11)].

Valuation Date – Each date on which the Variable Account is valued, which currently includes each Business Day.

Valuation Period – A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Variable Account – The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Variable Annuity Contract or Contract – Any accumulation contract or annuity contract, any portion thereof, or any unit of interest participation therein pursuant to which the value of the contract, either during an accumulation period or after annuitization, or both, varies according to the investment experience of the separate account in which the contract participates. Unless the contract otherwise requires, the term refers to the variable annuity contracts being offered pursuant to the Registration Statement prepared on this Form.

Vested – A legally fixed immediate right of ownership.

403(b) Program – An arrangement by a public-school organization or a religious, charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 or 408A Program – A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 or 409A Program – A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

TABLE OF CONTENTS (continued)

TABLE OF CONTENTS (continued)

TABLE OF CONTENTS (continued)

Description	Page
OTHER INFORMATION	41
Mixed and Shared Funding	41
Voting of Shares of the Funds	41
Substitution of Investments	42
Redemption Fees	42
Changes to Comply with Law and Amendments	42
Reservation of Rights	43
Periodic Reports	43
Payments to Agents, Intermediaries and Other Financial Professionals	43
Legal Proceedings	43
Legal Matters	43
Financial Statements	43
APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT	44
APPENDIX: CONDENSED FINANCIAL INFORMATION	117

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

KEY INFORMATION TABLE

Important Information You Should Consider about the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals

If a Participant withdraws money from the Contract within the first 10 years, he or she will be assessed a surrender charge. Surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10 with charges reduced by 10% due to the free-out provision of the Contract. For example, if a Participant makes a withdrawal in year 5, he or she will be assessed a surrender charge of 7.2% (8% x 0.90) or up to $7,200 on a $100,000 Account Value.

Charges and Deductions
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, which are discussed in further detail in the Expense Table.			Expense Table; Charges and Deductions
Ongoing Fees and Expenses (annual charges)	Annual Fee Base Contract (varies by Contract Class) Investment options (Fund Company fees and expenses) Optional benefits available for an additional charge (for a single optional benefit, if elected)	Minimum 0% 0.02% 0%	Maximum 1.25% 2.07% 0.20%	Expense Table; Charges and Deductions
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.
Lowest and Highest Annual Cost Table*	Lowest Annual Cost: $20
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Contract Classes and Fund Company fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	Highest Annual Cost: $3,320
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Contract Classes, optional benefits, and Fund Company fees and expenses
• No sales charges
			• No additional purchase payments, transfers or withdrawals	Expense Table; Charges and Deductions

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal (your contributions).	Principal Risks of Investing in the Contract
Not a Short-Term Investment	This Contract is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender Charges apply for up to 10 years from the Contract Date.
	• Tax deferral is more beneficial to investors with a long-time horizon.	Principal Risks of Investing in the Contract; Contract Charges and Fees
Risks Associated with Investment Accounts	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g. Fund Companies), that each investment option including any Fixed Account Investment option will have its own unique risks, and that the investor review these investment options before making an investment decision.
	You should review each Fund's prospectus before making an investment decision.	Principal Risks of Investing in the Contract

	RISKS	Location in Prospectus
Insurance Company Risks

An investment in the Contract is subject to the risk related to AUL, including that any obligations (including the Fixed Account investment option), guarantees, and benefits of the Contract are subject to the claims-paying ability of AUL. If AUL experiences financial distress, it may not be able to meet its obligations to you. More information about AUL, including its financial strength ratings, is available upon request from AUL or by visiting www.oneamerica.com.

Principal Risks of Investing in the Contract; AUL, the Separate Account and the General Account
	RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to limit the number of transfers or to restrict transfers from being made on consecutive Valuation Dates. The Maximum Number of Transfers in any Contract Year is 20.
• The Contract limits the amount you can transfer from the Fixed Account within a Policy Year.
	• We reserve the right to close, add, substitute or remove Investment Accounts as investment options under the Contract. A Fund may also be merged into another Fund.	Transfer Fee Sub-Account Availability and Substitution of Funds Fixed Account
Optional Benefits	The optional benefits available to you are specific to your Contract. Please review your Contract for more details.
	TAXES	Location in Prospectus
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
• There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or individual retirement account ("IRA").
	• Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.	Tax Considerations
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	• Some financial professionals may receive compensation for selling the Contract.
• Compensation can take the form of commissions on premiums paid.
	• These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.	Charges and Deductions
Exchanges	• Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you already own.
	• You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing Contract.	Charges and Deductions

OVERVIEW OF THE CONTRACT

Purpose of the Contracts

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor- provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.

Types of Contracts

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.

The Variable Account and the Funds

AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds listed in the Appendix: Fund Companies Available Under the Contract. Each of the Funds has different principal investment strategies, investment objectives and risks. An Owner or a Participant (depending on the Contract) may allocate Contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

Fixed Interest Account and Stable Value Account

An Owner or a Participant (depending on the Contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum credited interest rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus.

Contributions

For Recurring Contribution Contracts, Contributions may vary in amount and frequency. A Plan may impose maximum and minimum Contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make Contributions of at least $1,000 or $5,000, depending on the Contract. See the Section "Contributions under the Contracts" later in this Prospectus.

Transfers

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts available under the Contracts or to the FIA or SVA, if available under a Contract, at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.

Withdrawals

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus. Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

The Death Benefit

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

Death Benefits and Multiple Beneficiaries

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remains fully invested in the separate account options selected by the Contract Owner and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Annuity Options

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.

Charges

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.

Withdrawal Charge

AUL does not impose a sales charge at the time a Contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal, whether the full amount of his or her Account Value or a partial amount of his or her Account Value, or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge). In most Contracts, the withdrawal charge only applies where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.

Premium Tax Charge

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity, which usually will be deducted at the time Annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.

Asset Charge

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.

Administrative Charge

AUL may deduct from a Participant's Account an Administrative Charge to a maximum of $75 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed in certain Contracts if the value of a Participant's Account is equal to a certain minimum on the last day of each Contract Year quarter. See the Section "Administrative Charge" later in this Prospectus.

Additional Charges and Fees

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non- electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares of a corresponding Fund. The price of the shares reflects investment advisory fees and other expenses paid by each Fund. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.

Ten-Day Free Look

Under 403(b), 408, 408A and certain HRA, HSA, and post- employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.

Termination by the Owner

An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Home Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participant's Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate Guaranteed SVA Account Value (as defined in the Contract) of all Participants under the Contract, plus interest as determined in the Contract, minus any applicable Withdrawal Charge, shall be paid out three hundred sixty-five (365) days or, in some Contracts, 1,095 days (3 years), following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge or the MVA, see the Section "Termination by the Owner" later in this Prospectus.

Contacting AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

EXPENSE TABLE

The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the Contract. The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner or Participant buys the Contract, surrenders the Contract, or takes a withdrawal from the Participant's Account Value or transfers Participant's Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."

Annual Fees
Maximum Total Separate Account Annual Expenses (Asset Charges)(1)	1.25%
Maximum Administrative Charge(2)	$75
Fees Paid Per Occurrence
Maximum Deferred Sales Load (Withdrawal Charge)(3)	8%
Maximum Loan Initiation Fee(4)	$100
Maximum Loan Administration Fee(5)	$50
Maximum Annual Charge for Non-Electronic Transfers(6)	$5
Maximum Charge for Non-Electronic Contributions	$1,000
Maximum Distribution Fee(7)	$60
Maximum Contract Termination Individual Participant Check Fee(8)	$100
Optional Fees
Maximum Brokerage Window Fee(9)	$100
Maximum Investment Advice Provider Fee(10)	1.00%
Maximum Managed Account Service Fee(10)	1.00%
Maximum Plan Sponsor Investment Option Advisory (11)	$1,500
Maximum Guaranteed Minimum Death Benefit Option (per year)(12)	0.20%

(1) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the Asset Charge may be credited back to a Participant's Account in the form of Accumulation Units. A Contract's Asset Charge is calculated by dividing the Asset Charge percentage by 365 and multiplying the quotient by the number of actual days elapsed during the year. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(2) The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of Contract.

(3) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. The charge for any withdrawal will be calculated by multiplying the Account Value withdrawn by the applicable withdrawal charge percentage. See the section "Withdrawal Charges" later in this Prospectus.

(4) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested. If permitted by the Contract, the Owner has sole discretion to allow a Participant to take a Plan loan withdrawal against his or her Account. The Owner has sole discretion to set and charge an interest rate on any Plan loan withdrawn by a Participant. Plan loan interest rates are typically tied to prime rates. AUL will facilitate the calculation and recordkeeping of the interest charged against a loan withdrawal, but AUL does not keep any of the interest calculated. Please refer to your Contract for details regarding the availability of Plan loans and the interest rates applicable to you.

(5) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

(6) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.

(7) AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(9) The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(10) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total Account Value annually, paid in 0.25 percent quarterly installments. No portion of these fees are retained by AUL.

(11) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(12) This charge only applies to certain IRA Contracts. The Maximum Guaranteed Minimum Death Benefit Option is calculated by dividing the percentage by 365 and multiplying the quotient by the number of actual days elapsed during the year. This fee is paid in quarterly installments of 0.05%.

EXPENSE TABLE (continued)

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, acquired fund fees and expenses ("AFFE"), and other expenses*)	0.02%	2.07%

* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

Example

Assuming deduction of the MAXIMUM % amount for Total Fund Annual Operating Expenses:

Maximum Total Fund Operating Expenses:	2.07%

The Example is Intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,152	$2,011	$2,855	$4,594

(2) If you annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$427	$1,278	$2,122	$4,209

(3) If you do not surrender your contract:

1 Year	3 Years	5 Years	10 Years
$427	$1,278	$2,122	$4,209

Additional Assumptions:

Annual M&E Charge:	1.25% Maximum
GMDB Option:	0.20% Maximum
Admin. Charge:	$75
Surrender Charges:	8% for years 1-5; 4% for years 6-10; 0% for years 11+
These surrender charges are reduced by 10% due to the free out provision in these contracts.
This is the maximum surrender charge scale imposed on such contracts.
For example, if the participant surrenders at the end of the fifth year, there will be a Surrender Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Fluctuating Investment Performance

Account Values in an Investment Account are not guaranteed and will increase and decrease in value according to investment performance of the Fund. If you put money into an Investment Account, you assume all the investment risk on that money. A comprehensive discussion of each Investment Account's and Fund's objective and risk is found in this prospectus and in each Fund's prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Investment Accounts and the performance of the Funds will impact the Policy's Account Value.

Unsuitable for Short-Term Investment

The Contract is not suitable as short-term savings investments and is not appropriate for an investor who needs ready access to cash.

Consequences of Early Withdrawals

Surrender Charges are assessed if you request full or partial withdrawals from your Contract within the first ten (10) years. Surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10 with charges reduced by 10% due to the free-out provision of the Contract. Full or Partial Surrenders may result in tax consequences and penalties in the event the Owner is under the age of 59 1/2.

Account Values in the Fixed Account

Contributions allocated to the Fixed Account are held in AUL's General Account. There are limitations on your right to transfer amounts from the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Investment Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs.

Financial Strength and Claims Paying Ability Risk

We issue other types of financial products. In addition to any amounts, we are obligated to pay in excess of Account Value under the Contract, we also pay our obligations under these products from our assets in the General Account. Unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of AUL and, therefore, to AUL's General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Contract would generally receive the same priority as our other Owners' obligations.

The General Account is not segregated or insulated from the claims of the insurance company's creditors. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.

Tax Consequences

As noted in greater detail in the section headed "Tax Considerations", you should consult a tax professional to determine the implications of an investment in and withdrawals from the Contract. There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or IRA. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Cyber-Security and Business Interruption Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate your Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the funds underlying your Contract to lose Account Value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19, as defined below), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

COVID-19

The coronavirus disease 2019 ("COVID-19") public health crisis presents ongoing significant economic and societal disruption and has driven significant volatility in the equity and interest rate markets. Any periods of continued high market volatility, and your individual circumstances (e.g., your selected allocations and the timing of any purchase payments, transfers, or withdrawals), will affect values under your Contract. As part of how we maintain our strong financial strength and claims-paying ability, we continue to reserve amounts for our contractual obligations in accordance with significant state solvency regulations. The extent to which the COVID-19 pandemic may impact financial markets, investment performance of your Contract, and our financial strength and claims-paying ability will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities, market participants, and other third parties in response to the pandemic.

GENERAL INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

American United Life Insurance Company®

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due in 2033.

AUL conducts a conventional life insurance and annuity business. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC. The principal business address for OneAmerica Securities, Inc. is One American Square, Indianapolis, Indiana 46206-0368.

Variable Account

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account, whether realized or not realized, are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. The assets of the Variable Account may not be charged with the liabilities arising out of any other business of AUL. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific Fund. Contributions may be allocated to one (1) or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other Funds or in other securities, funds, or investment vehicles. The Investment Accounts available under a Contract depend on which Investment Accounts the Contract Owner chooses.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

The Funds

Each of the Funds is an open-end management investment company commonly referred to as a Fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective and policies. The shares of each Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with AGM Funds, LLC, AllianceBernstein, LP, Allianz Global Investors U.S. LLC, American Beacon Advisors, Inc., American Century Investments Management, Inc., Amundi Asset Management, Inc., AQR Capital Management, LLC, Ariel Investments, LLC, Auxier Asset Management, LLC, Ave Maria Mutual Funds, Baron Capital Group, Inc., BlackRock Advisors, LLC, BNYM Investment Adviser, Inc., Calamos Advisors, LLC, Calvert Research and Management, Capital Research and Management Company, Cohen & Steers Capital Management, Inc., Columbia Mgmt. Investment Advisers, LLC, Cramer Rosenthal McGlynn, LLC, Crossmark Global Investments, Inc., Delaware Management Company, Dimensional Fund Advisors LP, DWS Investment Management Americas, Inc., Federated Investment Management Company, Fidelity Management & Research Company, LLC, First Eagle Investment Management, LLC, Franklin Templeton Institutional, LLC, Fred Alger Management Inc., Frost Investment Advisors, LLC, Geneva Capital Management, LLC, Goldman Sachs Asset Management, L.P., Guidestone Capital Management, Harbor Capital Advisors, Inc., Harris Associates, LP, Hartford Funds Management Company, LLC, Impax Asset Management LLC, Invesco Advisers, Inc., J.P. Morgan Investment Management, Inc., Janus Henderson Investors US, LLC, John Hancock Advisers, LLC, Knights of Columbus Asset Advisors LLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Lord, Abbett & Co LLC, Manning & Napier Advisors, LLC, Metropolitan West Asset Management, LLC, MFS Fund Distributors, Inc., MML Investment Advisers, LLC, Neuberger Berman Investment Advisers LLC, New York Life Investment Management Holdings LLC, North Square Investments, LLC, Northern Funds Distributors, LLC, Nuveen Securities, LLC, Pacific Investment Management Company, LLC, Park Place Capital Corporation, Parnassus Investments, LLC, Payden & Rygel, Principal Global Investors, LLC, Prudential Financial, Inc., Putnam Investments Management, LLC, Renaissance Investment Management, Robert W. Baird & Co., Russell Investment Company, SSGA Funds Management, Inc., T. Rowe Price Investment Management, Thornburg Investment Management, Inc. TIAA-CREF Investment Management, LLC, Timothy Plan, Ltd. ,Touchstone Securities, Inc., Vanguard Group, Inc., Victory Capital Management, Inc., Voya Investments Distributor, LLC, Waddell & Reed Financial, Inc., Wells Capital Management, Inc., and William Blair & Company, LLC, under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds.

The investment advisers of the Funds are identified in the Appendix: Fund Companies Available Under the Contract. All of the investment advisers are registered with the SEC as investment advisers. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisers or distributors of the Funds may advise and distribute to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide information on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other Funds that may be managed or sponsored by the same investment adviser, sub-adviser, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other Funds, even where the investment adviser, sub-adviser, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, investment results are expected to differ.

Each Fund is registered with the SEC as an, open-end management investment company under the 1940 Act, although the SEC does not supervise the Fund's management or investment practices and policies.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE FUNDS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Revenue AUL Receives

Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Funds, their advisers, sub-advisers, distributors or affiliates thereof, in connection with these administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

Rule 12b-1 Fees

By virtue of the agreements entered into between the Funds, AUL and AUL's affiliated broker dealer, OneAmerica Securities, Inc. (OAS), OAS receives compensation from the disributor/advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the separate account. OAS generally receives such 12b-1 fees for providing marketing and distribution services to a Fund. OAS retains 12b-1 fees and AUL retains any other fees received that are attributable to AUL's variable insurance products.

Administrative, Marketing, and Other Support Service Fees

As noted, AUL receives Support Service Fees from each Fund. This fee is described in greater detail within the agreement for each Fund. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund's assets. Contract Owners and/or Participants, through their investment in the Investment Accounts that invest in underlying Fund, bear the costs of these advisory fees. The amount of the payments AUL and OAS receive is based on a percentage of the assets of the particular underlying Funds attributable to the Contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisors pay AUL and/or OAS more than others.

Since not all Funds pay the same amount of 12b-1 Fees to OAS or Support Service Fees to AUL, the amount of the fees received by AUL and OAS may be greater or smaller depending upon the manner in which the money that makes up a Participant's Account Value is allocated.

THE CONTRACTS

The Contracts are offered for use in connection with retirement programs that meet the requirements of become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit- sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A, or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A, and to (6) HRAs, HSAs and OPEB Plans.

A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.

The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or another appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the Contract.

CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

Contributions Under the Contracts

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the Contract. AUL may change the minimum Contribution permitted under a Contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.

Annual Contributions under any of the Plans are subject to maximum limits imposed under federal tax law. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Plan document. Limitations on the amount of contributions to an Investment Account, if any, are imposed by the Funds and described in the prospectus of such Fund(s).

Ten-Day Free-Look

Under 403(b), 408, 408A and certain HRA, HSA, and post- employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.

Initial and Single Contributions

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Home Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some Contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.

Allocation of Contributions

Initial and subsequent Contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the Goldman Sachs Financial Square Resource Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.

A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available Investment Options by the affected participant(s) via the OneAmerica.com Account Services web site. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Home Office and will continue in effect until subsequently changed. Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."

Subsequent Contributions Under Recurring Contribution Contracts

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Home Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's Account, and proper instructions regarding the application and allocation of the Contributions among Participants. Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.

Transfers of Account Value

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Home Office, through interactive voice response or through AUL's website.

Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right in certain Contracts to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Abusive Trading Practices

Late Trading

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

Market Timing

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying Fund management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, they should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the Participant's trading activity violates any Fund's trading policy, then the Participant shall be notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term- trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' Prospectuses for more details.

Participant's Variable Account Value

Accumulation Units

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Home Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

Accumulation Unit Value

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

Net Investment Factor

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)  is equal to:

(1)  the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

(2)  the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

(3)  a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

(b)  is the net asset value per share of the Fund, determined as of the end of the preceding Valuation Period; and

(c)  is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the asset charge.

Dollar Cost Averaging Program

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Home Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.

CASH WITHDRAWALS AND THE DEATH BENEFIT

Cash Withdrawals

During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Home Office. Withdrawal requests and payments are processed and paid in accordance with applicable law and applicable Contract terms, if any.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Home Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be affected until proper instructions are received by AUL at the Home Office.

A withdrawal may result in the deduction of a withdrawal charge and application of an MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

SYSTEMATIC WITHDRAWAL SERVICE FOR 403(B), 408, 408A, 457 AND 409A PROGRAMS

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."

CONSTRAINTS ON WITHDRAWALS

General

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

403(b) Programs

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59 1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plans during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.

A Participant in a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988, under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988, account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax- free transfer or exchange under the Internal Revenue Code.

For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

Texas Optional Retirement Program

AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the Contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.

The Death Benefit

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or, if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Death Benefits and Multiple Beneficiaries

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remains fully invested in the separate account options selected by the Contract Owner and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Termination by the Owner

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Home Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

Depending on Contract provisions, for Contracts funding certain Employee Benefit Plans or 409A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below) or if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new contributions in seven (7) approximately equal installments over six (6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for some 409A or 457 Plan Contracts).

For some Contracts issued prior to 1999 which fund Employer- Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6) years.

In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

(1)  a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2)  all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer- Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA to the extent allowed or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan Sponsors depending on unique or special circumstances.

Until all of the terminating Contract's funds invested in AUL's FIA or other General Account Investment Option have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or other General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(i — j), where "i" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "j" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some Contracts, the MVA percentage is 5(i — j) when "i" exceeds "j," and is deducted from the amount paid. The MVA percentage is 4(j — i) when "i" exceeds "j," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.

Termination by AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during the first (1st) Contract Year, or $500 ($400 for an

Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.

Payments from the Variable Account

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."

CHARGES AND DEDUCTIONS

Premium Tax Charge

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent (0%) to 3.5 percent (3.5%) but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.

Withdrawal Charge

No deduction for sales charges is made from Contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of: (1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Contracts do not contain a 10 percent free-out provision since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent (10%) free-out in Contracts containing a 10 percent (10%) free-out provision, for the first five (5) years; 4 percent (4%) of Account Value in excess of any applicable10 percent (10%) free-out, for the next five (5) years; and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent (5%) withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 72 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or provided the Participant has (1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts, to the extent allowed) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent (8.5%) of the Contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

Asset Charge

AUL deducts a daily charge from the assets of each Investment Account, (the "Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.

Commissions Paid to Broker-Dealers

The compensation paid to broker-dealers is based on a percentage of assets in the contract. The compensation will vary based on the specific arrangement AUL has with the financial professional's broker-dealer, but it will not exceed 1.00% of the assets in the contract in the first year. AUL will pay ongoing compensation to broker-dealers for each subsequent year the plan is in-force. Trail compensation will not exceed 1.00% of the assets in the contract.

Variable Investment Plus

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.

AUL reserves the right to change the credit factors upon sixty (60) days' notice of such change.

Administrative Charge

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $75 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account and are amortized in full in the year in which they are assessed. Administrative and operational expenses to be reimbursed may include, but are not limited to, audit, compliance, legal, billing, system expenses.

Additional Charges and Fees

Some Contracts may also contain the following fees:

(1)  Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2)  Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan from the Participant's Account for loan administration.

(3)  Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non- electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4)  Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5)  Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

(6)  Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of Funds or other investment vehicles.

(7)  Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8)  Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in 0.25 percent quarterly installments. AUL will forward the fee to the investment advice providers.

(9)  Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

(10)  Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Mesirow Financial will recommend a plan- level investment portfolio based on the Plan Sponsor's unique employee profile. For Contracts purchased before July 20, 2010, a maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For Contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500. Plans with assets greater than $500,000 are not charged a fee. AUL will forward the fee to the investment advice providers.

(11)  Redemption Fee: A redemption fee may be charged by the underlying Funds to reimburse fund shareholders for expenses associated with short-term trading. Please consult the Funds' prospectuses for more details.

Other Charges

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account (if Participant Accounts are not maintained) if not paid by the Owner in a timely manner. In certain Contracts, the Plan Sponsor may engage a Third-Party Administrator ("TPA") to provide services to it. TPAs are unaffiliated with AUL. TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b) (to the extent allowed), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."

Variations in Charges

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. The Asset Charge may be offset by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract or in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

Guarantee of Certain Charges

AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares at the net asset value of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.

ANNUITY PERIOD

General

On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

Generally, the Contracts provide for at least two (2) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed, and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of a Fixed Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the Contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement. Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Home Office at least thirty (30) days prior to the Annuity Commencement Date. However, a Participant may not designate an assumed investment return. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), if the FIA (or the SVA) is not available under the Contract. The Participant's Account Value will remain in the FIA (or the SVA), or the MMIA or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the Contract.

Annuity Options

Option 1 — Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant. In some Contracts, an election of this option is automatically canceled if the Participant dies before the Annuity Commencement Date.

Option 2 — Certain and Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.

Option 3 — Survivorship Annuity

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives. In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.

Option 4 — Installment Refund Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.

Option 5 — Fixed Periods

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.

Selection of an Option

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. The duration of annuity payments may affect the amount of the payments. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 72, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 72 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the standard and optional benefits available under the Contract. More detailed information about the fees associated with each benefit included in the table may be found in the Expense Table.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging ("DCA") Program	Allows Contract Owners and Participants to purchase units of an Investment Account over a period of time in an attempt to reduce the aggregate average cost per Accumulation Unit.	Standard	$0	• To participate in the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.
• The minimum required amount of each transfer is $100.
• At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.
				• AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time in the future.
Brokerage Window	Allows the Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested in a wide range of Funds or other investment vehicles.	Optional	$100	• Only available with certain Employer Sponsored Contracts at certain asset levels.
Investment Advice Provider with Managed Account Services	Allows Contract Owners and Participants access to investment professionals that offer individualized investment advice.	Optional	1.00%	• Investment advice provider is not affiliated with AUL.
• There is no cost to the Participant when using the basic investment advice service.
				• Account management fees are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service.
Plan Sponsor Investment Option	Allows Contract Owners to offer plan-level investment portfolios constructed to meet the needs of the Plan Participants.	Optional	$1,500	• Investment portfolios are created by Mesirow Financial, a registered investment adviser who is not affiliated with AUL.
				• Plans with more than $20,000,000 in assets must contact AUL to determine the applicable fee.
Guaranteed Minimum Death Benefit ("GMDB")	Allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB.	Optional	0.20%	• The charge only apples to certain IRA Contracts.

THE FIXED INTEREST ACCOUNT ("FIA")

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the General Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the General Account. For more information regarding the General Account, see the Contract.

Interest

A Participant's FIA Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. Contributions or transfers to a Participant's Account which are credited to the FIA during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL Annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

Withdrawals and Transfers

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account value, subject to the provisions of the Contract. This Fixed Interest Account value is determined as of the day the withdrawal is affected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Home Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one (1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Fixed Interest Account Value, see "Cash Withdrawals".

A Participant's FIA Value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Interest Account Values will be affected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short- Term Federal Bond Investment Accounts as

available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA. Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Transfer of Interest Option

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Home Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one (1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

To participate in this Option, a Participant's FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year or will be subject to the 90-day equity wash restriction, whichever FIA transfer restriction is applicable under the Contract.

Contract Charges

The withdrawal charge will be the same for amounts withdrawn from a Participant's General Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the General Account. The Asset Charge will not be assessed against the General Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the General Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the General Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."

Payments from the Fixed Interest Account

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."

403(b) Plan Loans

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the General Account, or (2) $50,000.

Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender in the collateralized loan setting, AUL may, by Contract amendment, limit the availability of future collateralized loans under the Contract

THE STABLE VALUE ACCOUNT ("SVA")

In General

The "Stable Value Account" or "SVA" is an Investment Option in which Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account ("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may elect any "Variable Account Competing Investment Account" subject to the following restriction: A Contract Owner or Participant may not transfer any amount from the SVA to a Variable Account Competing Investment Account. A Contract Owner or Participant who transfers amounts from the SVA to a non-Variable Account Competing Investment Account may not transfer amounts to the SVA or a Variable Account Competing Investment Account until ninety (90) days have passed from the date of the Contract Owner's or Participant's last transfer from the SVA, whichever is later. A "Variable Account Competing Investment Account" is any Investment Account with an average effective duration of three (3) years or less, a money market Investment Account, a stable value Investment Account that is not the AUL SVA, or any other Investment Account deemed competing by AUL.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least thirty-five (35) days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the rate in effect. At the time AUL declares a new rate for the next year, the Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least five (5) days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the Contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA Account Value." There is no minimum current interest rate guarantee and no Market Value Adjustment (MVA).

Guaranteed SVA Account Value

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and Contract Owner-level accounts that is equal to the greater of:

(a)  a Participant's or Contract Owner's SVA Account Value, or

(b)  an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.

AUL may elect at any time to credit the Participant's or Contract Owner's SVA Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% Vested under the Plan, and if he receives all or a portion of his Vested Account Value as a Plan benefit, his entire non-Vested Account Value as of such date of withdrawal (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contract Owner-level forfeiture account in the Contract. However, if none of the Participant's Vested Account Value is withdrawn to provide a benefit, an amount equal to his non-Vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contract Owner-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contract Owner-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.

Transfers to and from the SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.

Benefits Paid from the SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.

If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the Contract, the Guaranteed SVA Account Value transferred to his account will continue to be maintained for the Beneficiary.

Annuities Paid from the SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.

Contract Termination

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than five (5) Business Days following the Business Day that AUL receives that request, no transfers to or from the SVA may be made, and Plan benefits are paid as described below.

The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of Contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.

At Contract termination, the Contract Owner may elect one of the following options:

(a)  (1) The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

(2) The SVA amounts shall earn interest in a specific calendar year at the rate as in effect for the SVA as of termination effective date but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Such accumulated amounts, subject to a withdrawal charge, will be paid out 365 days or, in some Contracts, up to 1,095 days following the Contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge according to the Contract's provisions will be allowed during this 365-day or up to 1,095-day period. An earlier payout within the 365-day or up to 1,095-day period may be arranged with the Contract Owner at AUL's option.

(b)  If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract which has a withdrawal charge, or such amounts, subject to a withdrawal charge, to any group Annuity contract that does not have a withdrawal charge, that AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred subject to the same limitations described in (a) above. AUL will not maintain individual Participant Accounts during the 365-day or up to 1,095 day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount fo reach Participant.

OTHER INFORMATION ABOUT THE CONTRACTS

Designation and Change of Beneficiary

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Home Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA- compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

Assignability

In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.

Proof of Age and Survival

AUL may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.

Termination of Recordkeeping Services

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.

TAX CONSIDERATIONS

Introduction

The Contracts described in this Prospectus are designed for use as funding vehicles for retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the

IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving Annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

Tax Status of the Company and the Variable Account

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards are determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

Tax Treatment of Retirement Programs

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from some Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.

401 Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax-free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) Plans

Section 403(b) of the Code permits the purchase of "tax- deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may make contributions under the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

408 and 408A Programs

1. Individual Retirement Annuities

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax- deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency and will have the right to revoke the Contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.

2. Roth IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

409A and 457 Programs

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence, or other distribution is made (governmental) or when paid or made available (non- governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan — and any 457(f) Plan — are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.

HSA, HRA, and OPEB Employee Benefit Plans

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.

A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.

Tax Penalty

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Participant has attained age 59 1/2

(b)  the Participant has died; or

(c)  the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.

Withholding

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b) Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump- sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on Annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.

Temporary Rules Under the CARES Act

Notwithstanding the foregoing, on March 27, 2020, the United States Congress passed, and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the "CARES Act"), which includes temporary relief from certain of the tax rules applicable to qualified retirement plans. This relief generally only applied to the tax year 2020 and it does not apply to non-qualified retirement plans. The scope and availability of this temporary relief may vary depending on a number of factors, including (1) the type of Plan with which a Contract is used, (2) whether a Plan implements a particular type of relief, (3) your specific circumstances, and (4) future guidance issued by the Internal Revenue Service and the Department of Labor. This temporary relief may affect required minimum distributions and the taxation of certain distributions and plan loans, among other things. You should consult with a tax and/or legal adviser to determine if relief is available to you before taking or failing to take any actions involving your Contract.

OTHER INFORMATION

Mixed and Shared Funding

The Funds serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time, or (iii) participating qualified Plans to invest in shares of the Funds at the same time as one or more life insurance companies. Neither the Funds nor AUL currently foresees any disadvantage, but if the Funds determine that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified Plans and one or more life insurance companies, or for any other reason, a Fund's Board of Directors will notify the life insurance companies and participating qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified Plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified Plans will bear the entire cost of resolving any material conflict of interest.

Voting of Shares of the Funds

AUL is the legal Owner of the shares of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on only matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Contract. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular Fund as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account by the total Accumulation Units of all Contracts or Participants' Accounts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

Substitution of Investments

AUL reserves the right, subject to compliance with applicable law, to make additions to, deletions from, substitutions for, or combinations of, the securities that are held by any Investment Account or that any Investment Account may purchase. AUL also reserves the right, subject to compliance with applicable law, to eliminate shares of any of the eligible Funds or other entities and to substitute shares of, or interests in, another Fund or another investment vehicle, for shares already purchased or to be purchased in the future under the Contract, if the shares of any or all eligible Funds or other entities are no longer available for investment or if further investment in any or all eligible Funds or other entities become inappropriate in view of the purposes of the Contract.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account without notice, Owner or Participant approval, or prior approval of the Securities and Exchange Commission or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

Nothing contained herein will prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by a majority of Contract Owners or as permitted by federal law.

AUL additionally reserves the right to establish additional Investment Accounts, each of which would invest in a corresponding Fund or other entity, or in other securities or investment vehicles. AUL may also eliminate or combine existing Investment Accounts if marketing, tax, or investment conditions warrant, subject to compliance with applicable law, and may provide other investment options at any time. Subject to any required regulatory approvals, AUL reserves the right to transfer assets from any Investment Account to another separate account of AUL or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate amendment, make such changes in this and other Contracts as may be necessary or appropriate to reflect such substitution or change. Any transfer request or investment option election received on or after the effective date of such substitution or change that reflects the previous investment option that has been substituted or changed will be transacted using the new substituted or changed investment option. If deemed by AUL to be in the best interests of persons or entities having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the Act, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the Investment Accounts.

Redemption Fees

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.

Changes to Comply with Law and Amendments

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any Annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

Reservation of Rights

AUL reserves the right to refuse to accept new Contributions under a Contract and to refuse to accept new Participants under a Contract.

Periodic Reports

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

Payments to Agents, Intermediaries and Other Financial Professionals

American United Life Insurance Company, Inc. or its related companies may pay agents, intermediaries and other financial professionals for the sale of the AUL American Unit Trust and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend the AUL American Unit Trust over another product or service. Ask your salesperson for more information.

Legal Proceedings

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

Legal Matters

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Richard M. Ellery, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.

Financial Statements

Financial statements of AUL as of December 31, 2021 are included in the Statement of Additional Information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT

The following is a list of Fund Companies available under the Contract. More information about the Fund Companies is available in the prospectuses for the Fund Companies, which may be amended from time to time and can be found online at www.oneamerica.com/prospectus. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

The current expenses and performance information below reflects fee and expenses of the Fund Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these charges were included. Each Fund Company's past performance is not necessarily an indication of future performance.

					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-148	Large Cap Equity	AB Core Opportunities Fund	AllianceBernstein, LP	1.40	24.00	15.93	15.12
06-144	Mid Cap Equity	AB Discovery Growth Fund	AllianceBernstein, LP	1.36	10.41	22.27	16.34
06-GKC	Mid Cap Equity	AB Discovery Growth Fund	AllianceBernstein, LP	0.64	11.15	23.14
06-149	Mid Cap Equity	AB Discovery Value Fund	AllianceBernstein, LP	1.55	34.88	9.38	12.24
06-GKF	Mid Cap Equity	AB Discovery Value Fund	AllianceBernstein, LP	0.81	35.84	10.18
06-3GC	Intermediate Bond	AB Global Bond Fund	AllianceBernstein, LP	0.50	-0.60	3.09
06-4PJ	Balanced	AB Global Risk Allocation Fund	AllianceBernstein, LP	1.07	12.39	8.27	6.92
06-005	Intermediate Bond	AB High Income Fund	AllianceBernstein, LP	0.61	5.18	4.79	6.34
06-006	Intermediate Bond	AB High Income Fund	AllianceBernstein, LP	1.27	4.48	4.09	5.66
06-153	Foreign Equity	AB International Value Fund	AllianceBernstein, LP	1.50	10.53	4.49	5.01
06-3YR	Large Cap Equity	AB Large Cap Growth Fund	AllianceBernstein, LP	0.59	28.89	25.60	20.77
06-3FY	Large Cap Equity	AB Large Cap Growth Fund	AllianceBernstein, LP	0.53	28.98	25.70
06-146	Small Cap Equity	AB Small Cap Growth Fund	AllianceBernstein, LP	1.49	8.92	24.43	17.62
06-GKG	Small Cap Equity	AB Small Cap Growth Portfolio	AllianceBernstein, LP	0.75	9.72	25.33
06-147	Foreign Equity	AB Sustainable International Thematic Fund	AllianceBernstein, LP	1.54	7.61	14.16	8.42
06-151	Large Cap Equity	AB Value Fund	AllianceBernstein, LP	1.44	26.40	7.65	9.72
06-505	Balanced	Alger Balanced Portfolio	Fred Alger Management Inc.	1.07	19.12	11.86	9.96
06-CPH	Large Cap Equity	Alger Capital Appreciation Fund	Fred Alger Management Inc.	0.84	17.93	23.98	19.02
06-194	Large Cap Equity	Alger Capital Appreciation Institutional Fund	Fred Alger Management Inc.	1.13	17.90	23.57	18.69
06-3GX	Large Cap Equity	Alger Capital Appreciation Institutional Fund	Fred Alger Management Inc.	0.75	18.33
06-196	Large Cap Equity	Alger Capital Appreciation Institutional Fund	Fred Alger Management Inc.	1.58	17.39	23.02	18.13
06-510	Large Cap Equity	Alger Capital Appreciation Portfolio	Fred Alger Management Inc.	0.93	19.13	24.19	19.08

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-500	Large Cap Equity	Alger Large Cap Growth Portfolio	Fred Alger Management Inc.	0.86	11.84	25.60	17.91
06-3GY	Small Cap Equity	Alger Small Cap Focus Fund	Fred Alger Management Inc.	0.84	-13.95
06-3MP	Small Cap Equity	Alger Small Cap Focus Fund	Fred Alger Management Inc.	0.85	-13.92	19.53	15.92
06-197	Small Cap Equity	Alger Small Cap Growth Institutional Fund	Fred Alger Management Inc.	1.30	-4.93	21.18	15.08
06-198	Small Cap Equity	Alger Small Cap Growth Institutional Fund	Fred Alger Management Inc.	1.80	-5.38	20.58	14.52
06-33X	Foreign Equity	American Beacon International Equity Fund	American Beacon Advisors, Inc.	1.07	9.30	6.32	6.35
06-33Y	Foreign Equity	American Beacon International Equity Fund	American Beacon Advisors, Inc.	0.69	9.70
06-46F	Large Cap Value	American Beacon Large Value	American Beacon Advisors, Inc.	0.63	27.98	12.04	13.08
06-46G	Mid Cap Value	American Beacon Mid Val R5	American Beacon Advisors, Inc.	0.92	28.59	9.54	12.13
06-34F	Small Cap Equity	American Beacon Small Cap Value Fund	American Beacon Advisors, Inc.	1.16	27.72	8.24	11.63
06-34C	Small Cap Equity	American Beacon Small Cap Value Fund	American Beacon Advisors, Inc.	0.80	28.21
06-69V	Mid Cap Equity	American Beacon Stephens Mid-Cap Growth Fund	American Beacon Advisors, Inc.	0.88	12.47
06-404	Managed Asset Allocation	American Century One Choice 2030 Portfolio	American Century Investments Management, Inc.	1.04	9.76	9.27	8.50
06-697	Large Cap Equity	American Century Disciplined Growth Fund	American Century Investments Management, Inc.	1.25	23.49	20.28	16.70
06-694	Large Cap Equity	American Century Disciplined Growth Fund	American Century Investments Management, Inc.	1.00	23.81	20.58	16.99
06-460	Large Cap Equity	American Century Discovery Core Value	American Century Investments Management, Inc.	0.66	23.70	14.03	13.70
06-721	Intermediate Bond	American Century Diversified Bond Fund	American Century Investments Management, Inc.	0.60	-0.85	3.40	2.83
06-722	Intermediate Bond	American Century Diversified Bond Fund	American Century Investments Management, Inc.	0.85	-1.01	3.17	2.57
06-CPK	Foreign Equity	American Century Emerging Markets Fund	American Century Investments Management, Inc.	0.91	-5.69	11.44
06-204	Foreign Equity	American Century Emerging Markets Fund	American Century Investments Management, Inc.	1.51	-6.30	10.78	7.20
06-206	Foreign Equity	American Century Emerging Markets Fund	American Century Investments Management, Inc.	1.26	-6.04	11.06	7.47

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-048	Large Cap Equity	American Century Equity Growth Fund	American Century Investments Management, Inc.	0.66	26.52	16.25	14.64
06-175	Large Cap Equity	American Century Equity Growth Fund	American Century Investments Management, Inc.	0.91	26.17	15.96	14.35
06-475	Large Cap Equity	American Century Equity Income Fund	American Century Investments Management, Inc.	0.92	16.78	9.68	11.08
06-CPM	Large Cap Equity	American Century Equity Income Fund	American Century Investments Management, Inc.	0.57	17.27	10.09
06-285	Large Cap Equity	American Century Equity Income Fund	American Century Investments Management, Inc.	1.17	16.49	9.41	10.80
06-435	Intermediate Bond	American Century Ginnie Mae	American Century Investments Management, Inc.	0.80	-1.90	1.68	1.38
06-445	Large Cap Equity	American Century Growth Fund	American Century Investments Management, Inc.	1.20	27.18	24.16	17.93
06-CPN	Large Cap Equity	American Century Growth Fund	American Century Investments Management, Inc.	0.60	27.93	24.90
06-290	Mid Cap Equity	American Century Heritage Fund	American Century Investments Management, Inc.	1.26	10.81	19.60	15.38
06-046	Mid Cap Equity	American Century Heritage Fund	American Century Investments Management, Inc.	1.01	11.10	19.91	15.67
06-CPP	Mid Cap Equity	American Century Heritage Fund	American Century Investments Management, Inc.	0.66	11.49	20.32
06-3KW	Intermediate Bond	American Century Inflation-Adjusted Bond Fund	American Century Investments Management, Inc.	0.22	6.65
06-185	Intermediate Bond	American Century Inflation-Adjusted Bond Fund	American Century Investments Management, Inc.	0.72	6.12	4.67	2.39
06-422	Intermediate Bond	American Century International Bond	American Century Investments Management, Inc.	0.81	-7.11	2.61	0.16
06-421	Intermediate Bond	American Century International Bond	American Century Investments Management, Inc.	1.06	-7.28	2.35	-0.08
06-420	Foreign Equity	American Century International Growth	American Century Investments Management, Inc.	1.18	8.41	14.11	10.03
06-325	Foreign Equity	American Century International Growth	American Century Investments Management, Inc.	1.43	8.15	13.83	9.76
06-3VH	Foreign Equity	American Century International Opportunities Fund	American Century Investments Management, Inc.	1.65	5.21	14.58	11.90

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3VG	Foreign Equity	American Century International Opportunities Fund	American Century Investments Management, Inc.	1.40	5.40	14.84	12.18
06-355	Large Cap Equity	American Century Large Company Value	American Century Investments Management, Inc.	1.08	17.78	9.29	11.44
06-CRJ	Mid Cap Equity	American Century Mid Cap Value Fund	American Century Investments Management, Inc.	0.63	23.56	9.76
06-395	Mid Cap Equity	American Century Mid Cap Value Fund	American Century Investments Management, Inc.	1.23	22.75	9.10	12.50
06-396	Mid Cap Equity	American Century Mid Cap Value Fund	American Century Investments Management, Inc.	0.98	23.14	9.38	12.79
06-413	Managed Asset Allocation	American Century One Choice 2025 Portfolio	American Century Investments Management, Inc.	0.77	9.38	8.82	8.11
06-403	Managed Asset Allocation	American Century One Choice 2025 Portfolio	American Century Investments Management, Inc.	1.02	9.11	8.53	7.84
06-CPT	Managed Asset Allocation	American Century One Choice 2025 Portfolio	American Century Investments Management, Inc.	0.42	9.73	9.16
06-414	Managed Asset Allocation	American Century One Choice 2030 Portfolio	American Century Investments Management, Inc.	0.79	10.10	9.53	8.77
06-CPV	Managed Asset Allocation	American Century One Choice 2030 Portfolio	American Century Investments Management, Inc.	0.44	10.44	9.90
06-406	Managed Asset Allocation	American Century One Choice 2035 Portfolio	American Century Investments Management, Inc.	1.07	10.58	10.01	9.21
06-416	Managed Asset Allocation	American Century One Choice 2035 Portfolio	American Century Investments Management, Inc.	0.82	10.80	10.28	9.48
06-CPW	Managed Asset Allocation	American Century One Choice 2035 Portfolio	American Century Investments Management, Inc.	0.47	11.13	10.62
06-407	Managed Asset Allocation	American Century One Choice 2040 Portfolio	American Century Investments Management, Inc.	1.09	11.17	10.77	9.90
06-417	Managed Asset Allocation	American Century One Choice 2040 Portfolio	American Century Investments Management, Inc.	0.84	11.45	11.05	10.17
06-CPX	Managed Asset Allocation	American Century One Choice 2040 Portfolio	American Century Investments Management, Inc.	0.49	11.90	11.41
06-408	Managed Asset Allocation	American Century One Choice 2045 Portfolio	American Century Investments Management, Inc.	1.12	12.02	11.56	10.53
06-418	Managed Asset Allocation	American Century One Choice 2045 Portfolio	American Century Investments Management, Inc.	0.87	12.30	11.85	10.81

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-CPY	Managed Asset Allocation	American Century One Choice 2045 Portfolio	American Century Investments Management, Inc.	0.52	12.71	12.21
06-409	Managed Asset Allocation	American Century One Choice 2050 Portfolio	American Century Investments Management, Inc.	1.14	13.01	12.29	11.00
06-419	Managed Asset Allocation	American Century One Choice 2050 Portfolio	American Century Investments Management, Inc.	0.89	13.37	12.57	11.27
06-CRC	Managed Asset Allocation	American Century One Choice 2050 Portfolio	American Century Investments Management, Inc.	0.54	13.74	12.95
06-437	Managed Asset Allocation	American Century One Choice 2055 Portfolio	American Century Investments Management, Inc.	1.14	13.60	12.58	11.25
06-436	Managed Asset Allocation	American Century One Choice 2055 Portfolio	American Century Investments Management, Inc.	0.89	13.87	12.85	11.52
06-CRF	Managed Asset Allocation	American Century One Choice 2055 Portfolio	American Century Investments Management, Inc.	0.54	14.25	13.23
06-CKR	Managed Asset Allocation	American Century One Choice 2060 Portfolio	American Century Investments Management, Inc.	1.14	14.03	12.78
06-CKT	Managed Asset Allocation	American Century One Choice 2060 Portfolio	American Century Investments Management, Inc.	0.89	14.38	13.08
06-CRG	Managed Asset Allocation	American Century One Choice 2060 Portfolio	American Century Investments Management, Inc.	0.54	14.74	13.46
06-63T	Managed Asset Allocation	American Century One Choice 2065	American Century Investments Management, Inc.	1.14	14.08
06-63X	Managed Asset Allocation	American Century One Choice 2065	American Century Investments Management, Inc.	0.54	14.94
06-63N	Managed Asset Allocation	American Century One Choice 2065	American Century Investments Management, Inc.	0.89	14.55
06-66V	Managed Asset Allocation	American Century One Choice Blend+ 2015	American Century Investments Management, Inc.	0.23
06-66W	Managed Asset Allocation	American Century One Choice Blend+ 2020	American Century Investments Management, Inc.	0.23
06-66X	Managed Asset Allocation	American Century One Choice Blend+ 2025	American Century Investments Management, Inc.	0.23
06-66Y	Managed Asset Allocation	American Century One Choice Blend+ 2030	American Century Investments Management, Inc.	0.23
06-67C	Managed Asset Allocation	American Century One Choice Blend+ 2035	American Century Investments Management, Inc.	0.23

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-67F	Managed Asset Allocation	American Century One Choice Blend+ 2040	American Century Investments Management, Inc.	0.23
06-67G	Managed Asset Allocation	American Century One Choice Blend+ 2045	American Century Investments Management, Inc.	0.23
06-67H	Managed Asset Allocation	American Century One Choice Blend+ 2050	American Century Investments Management, Inc.	0.23
06-67J	Managed Asset Allocation	American Century One Choice Blend+ 2055	American Century Investments Management, Inc.	0.23
06-67K	Managed Asset Allocation	American Century One Choice Blend+ 2060	American Century Investments Management, Inc.	0.23
06-67M	Managed Asset Allocation	American Century One Choice Blend+ 2065	American Century Investments Management, Inc.	0.23
06-426	Managed Asset Allocation	American Century One Choice in Retirement Portfolio	American Century Investments Management, Inc.	1.00	8.53	7.80	6.89
06-427	Managed Asset Allocation	American Century One Choice in Retirement Portfolio	American Century Investments Management, Inc.	0.75	8.89	8.09	7.16
06-CRH	Managed Asset Allocation	American Century One Choice in Retirement Portfolio	American Century Investments Management, Inc.	0.40	9.16	8.43
06-CRK	Specialty	American Century Real Estate Fund	American Century Investments Management, Inc.	0.81	41.82	11.48
06-380	Specialty	American Century Real Estate Fund	American Century Investments Management, Inc.	1.41	40.99	10.81	10.73
06-269	Specialty	American Century Real Estate Fund	American Century Investments Management, Inc.	1.16	41.32	11.09	11.01
06-440	Large Cap Equity	American Century Select	American Century Investments Management, Inc.	0.95	25.18	23.22	18.21
06-240	Large Cap Equity	American Century Select	American Century Investments Management, Inc.	1.20	24.86	22.90	17.92
06-385	Small Cap Equity	American Century Small Cap	American Century Investments Management, Inc.	1.11	20.66	9.53	11.63
06-6C7	Small Cap Equity	American Century Small Cap Growth	American Century Investment Management, Inc.	-	-	-	-
06-200	Small Cap Equity	American Century Small Cap Growth	American Century Investments Management, Inc.	1.47	6.79	21.17	16.65
06-CRM	Small Cap Equity	American Century Small Cap Value Fund	American Century Investments Management, Inc.	0.84	37.43	13.11

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-390	Small Cap Equity	American Century Small Cap Value Fund	American Century Investments Management, Inc.	1.44	36.52	12.43	13.59
06-470	Small Cap Equity	American Century Small Cap Value Fund	American Century Investments Management, Inc.	1.19	36.91	12.73	13.89
06-485	Balanced	American Century Strategic Allocation	American Century Investments Management, Inc.	0.83	9.36	8.74	7.26
06-CRN	Balanced	American Century Strategic Allocation: Aggressive Fund	American Century Investments Management, Inc.	0.44	15.44	13.57
06-480	Balanced	American Century Strategic Allocation: Aggressive Fund	American Century Investments Management, Inc.	0.79	14.95	13.18	11.15
06-400	Balanced	American Century Strategic Allocation: Aggressive Fund	American Century Investments Management, Inc.	1.04	14.75	12.90	10.88
06-405	Balanced	American Century Strategic Allocation: Conservative Fund	American Century Investments Management, Inc.	1.08	9.1	8.44	6.98
06-CRP	Balanced	American Century Strategic Allocation: Conservative Fund	American Century Investments Management, Inc.	0.48	9.74	9.12
06-490	Balanced	American Century Strategic Allocation: Moderate Fund	American Century Investments Management, Inc.	0.83	12.24	11.15	9.44
06-415	Balanced	American Century Strategic Allocation: Moderate Fund	American Century Investments Management, Inc.	1.08	12.17	10.92	9.17
06-CRR	Balanced	American Century Strategic Allocation: Moderate Fund	American Century Investments Management, Inc.	0.48	12.66	11.56
06-430	Large Cap Equity	American Century Ultra Fund	American Century Investments Management, Inc.	1.20	22.91	26.64	19.87
06-450	Large Cap Equity	American Century Ultra Fund	American Century Investments Management, Inc.	0.95	23.21	26.95	20.17
06-CRT	Large Cap Equity	American Century Ultra Fund	American Century Investments Management, Inc.	0.60	23.64	27.41
06-696	Large Cap Equity	American Century Value	American Century Investments Management, Inc.	1.00	24.21	9.30	11.76
06-698	Large Cap Equity	American Century Value	American Century Investments Management, Inc.	1.25	23.93	9.01	11.48
06-410	Mid Cap Equity	American Century VP Capital Appreciation Fund	American Century Investments Management, Inc.	0.92	11.16	19.91	15.66
06-CRV	Managed Asset Allocation	American Funds 2010 Target Date Retirement Fund	Capital Research and Management Company	0.28	9.32	7.93	7.56

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-957	Managed Asset Allocation	American Funds 2010 Target Date Retirement Fund	Capital Research and Management Company	0.93	8.64	7.22	6.85
06-958	Managed Asset Allocation	American Funds 2010 Target Date Retirement Fund	Capital Research and Management Company	0.63	8.95	7.53	7.18
06-CRW	Managed Asset Allocation	American Funds 2015 Target Date Retirement Fund	Capital Research and Management Company	0.29	10.27	8.55	8.29
06-969	Managed Asset Allocation	American Funds 2015 Target Date Retirement Fund	Capital Research and Management Company	0.64	9.98	8.18	7.92
06-959	Managed Asset Allocation	American Funds 2015 Target Date Retirement Fund	Capital Research and Management Company	0.94	9.53	7.85	7.58
06-CRX	Managed Asset Allocation	American Funds 2020 Target Date Retirement Fund	Capital Research and Management Company	0.30	10.64	9.29	9.12
06-972	Managed Asset Allocation	American Funds 2020 Target Date Retirement Fund	Capital Research and Management Company	0.65	10.29	8.91	8.74
06-971	Managed Asset Allocation	American Funds 2020 Target Date Retirement Fund	Capital Research and Management Company	0.95	9.95	8.58	8.41
06-CRY	Managed Asset Allocation	American Funds 2025 Target Date Retirement Fund	Capital Research and Management Company	0.31	11.44	10.69	10.55
06-974	Managed Asset Allocation	American Funds 2025 Target Date Retirement Fund	Capital Research and Management Company	0.66	10.98	10.31	10.16
06-973	Managed Asset Allocation	American Funds 2025 Target Date Retirement Fund	Capital Research and Management Company	0.96	10.63	9.98	9.82
06-CTC	Managed Asset Allocation	American Funds 2030 Target Date Retirement Fund	Capital Research and Management Company	0.33	13.16	12.16	11.65
06-977	Managed Asset Allocation	American Funds 2030 Target Date Retirement Fund	Capital Research and Management Company	0.68	12.66	11.76	11.25
06-976	Managed Asset Allocation	American Funds 2030 Target Date Retirement Fund	Capital Research and Management Company	0.98	12.41	11.43	10.91
06-CTF	Managed Asset Allocation	American Funds 2035 Target Date Retirement Fund	Capital Research and Management Company	0.35	15.54	13.97	12.63
06-979	Managed Asset Allocation	American Funds 2035 Target Date Retirement Fund	Capital Research and Management Company	0.70	15.13	13.56	12.23
06-978	Managed Asset Allocation	American Funds 2035 Target Date Retirement Fund	Capital Research and Management Company	1.00	14.79	13.23	11.89
06-CTG	Managed Asset Allocation	American Funds 2040 Target Date Retirement Fund	Capital Research and Management Company	0.36	16.83	14.75	13.09

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-982	Managed Asset Allocation	American Funds 2040 Target Date Retirement Fund	Capital Research and Management Company	0.71	16.38	14.34	12.70
06-981	Managed Asset Allocation	American Funds 2040 Target Date Retirement Fund	Capital Research and Management Company	1.01	16.05	14.01	12.35
06-CTH	Managed Asset Allocation	American Funds 2045 Target Date Retirement Fund	Capital Research and Management Company	0.37	17.18	15.02	13.25
06-984	Managed Asset Allocation	American Funds 2045 Target Date Retirement Fund	Capital Research and Management Company	0.72	16.74	14.62	12.85
06-983	Managed Asset Allocation	American Funds 2045 Target Date Retirement Fund	Capital Research and Management Company	1.02	16.41	14.28	12.51
06-CTJ	Managed Asset Allocation	American Funds 2050 Target Date Retirement Fund	Capital Research and Management Company	0.37	17.27	15.17	13.33
06-997	Managed Asset Allocation	American Funds 2050 Target Date Retirement Fund	Capital Research and Management Company	0.72	16.9	14.78	12.95
06-996	Managed Asset Allocation	American Funds 2050 Target Date Retirement Fund	Capital Research and Management Company	1.02	16.53	14.42	12.60
06-CTK	Managed Asset Allocation	American Funds 2055 Target Date Retirement Fund	Capital Research and Management Company	0.38	17.28	15.17	13.32
06-999	Managed Asset Allocation	American Funds 2055 Target Date Retirement Fund	Capital Research and Management Company	0.73	16.82	14.76	12.93
06-998	Managed Asset Allocation	American Funds 2055 Target Date Retirement Fund	Capital Research and Management Company	1.03	16.51	14.42	12.58
06-CTM	Managed Asset Allocation	American Funds 2060 Target Date Retirement Fund	Capital Research and Management Company	0.38	17.19	15.13
06-CGF	Managed Asset Allocation	American Funds 2060 Target Date Retirement Fund	Capital Research and Management Company	0.73	16.82	14.73
06-CGC	Managed Asset Allocation	American Funds 2060 Target Date Retirement Fund	Capital Research and Management Company	1.03	16.5	14.41
06-4R4	Managed Asset Allocation	American Funds 2065 Target Date Retirement Fund	Capital Research and Management Company	0.38	17.32
06-4R3	Managed Asset Allocation	American Funds 2065 Target Date Retirement Fund	Capital Research and Management Company	0.73	16.89
06-4PY	Managed Asset Allocation	American Funds 2065 Target Date Retirement Fund	Capital Research and Management Company	1.03	16.51
06-CTN	Large Cap Equity	American Funds AMCAP Fund	Capital Research and Management Company	0.34	24.07	18.20	16.42

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-207	Large Cap Equity	American Funds AMCAP Fund	Capital Research and Management Company	0.69	23.64	17.78	16.01
06-182	Large Cap Equity	American Funds AMCAP Fund	Capital Research and Management Company	0.99	23.25	17.43	15.67
06-CTP	Balanced	American Funds American Balanced Fund	Capital Research and Management Company	0.26	16.11	11.78	11.47
06-446	Balanced	American Funds American Balanced Fund	Capital Research and Management Company	0.60	15.72	11.39	11.08
06-447	Balanced	American Funds American Balanced Fund	Capital Research and Management Company	0.90	15.36	11.05	10.75
06-208	High Yield Bond	American Funds American High-Income Trust	Capital Research and Management Company	0.65	8.34	6.31	5.99
06-184	High Yield Bond	American Funds American High-Income Trust	Capital Research and Management Company	0.96	8.01	5.99	5.67
06-3MC	High Yield Bond	American Funds American High-Income Trust	Capital Research and Management Company	0.30	8.72	6.69	6.37
06-3M3	Large Cap Equity	American Funds American Mutual Fund	Capital Research and Management Company	0.27	25.33	13.26	13.01
06-3MK	Large Cap Equity	American Funds American Mutual Fund	Capital Research and Management Company	0.62	24.92	12.87	12.61
06-3M6	World Stock	American Funds Capital Income Builder	Capital Research and Management Company	0.26	15.39	8.50	8.06
06-3MM	World Stock	American Funds Capital Income Builder	Capital Research and Management Company	0.61	14.99	8.12	7.68
06-GFN	Intermediate Bond	American Funds Capital World Bond Fund	Capital Research and Management Company	0.48	-4.74	3.91	2.52
06-CTR	World Stock	American Funds Capital World Growth and Income Fund	Capital Research and Management Company	0.42	15.15	13.55	11.96
06-211	World Stock	American Funds Capital World Growth and Income Fund	Capital Research and Management Company	0.77	14.76	13.15	11.57
06-183	World Stock	American Funds Capital World Growth and Income Fund	Capital Research and Management Company	1.07	14.42	12.82	11.23
06-CTT	Foreign Equity	American Funds EuroPacific Growth Fund	Capital Research and Management Company	0.46	2.84	12.87	10.01
06-296	Foreign Equity	American Funds EuroPacific Growth Fund	Capital Research and Management Company	0.51	2.8	12.82	9.96

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-212	Foreign Equity	American Funds EuroPacific Growth Fund	Capital Research and Management Company	0.81	2.49	12.47	9.62
06-181	Foreign Equity	American Funds EuroPacific Growth Fund	Capital Research and Management Company	1.11	2.19	12.14	9.30
06-CTV	Large Cap Equity	American Funds Fundamental Investors	Capital Research and Management Company	0.28	22.88	16.02	15.35
06-214	Large Cap Equity	American Funds Fundamental Investors	Capital Research and Management Company	0.63	22.45	15.61	14.95
06-213	Large Cap Equity	American Funds Fundamental Investors	Capital Research and Management Company	0.93	22.08	15.27	14.60
06-3M9	World Stock	American Funds Global Balanced Fund	Capital Research and Management Company	0.48	9.5	9.00	8.20
06-3G9	Intermediate Bond	American Funds Inflation Linked Bond Fund	Capital Research and Management Company	0.31	4.18	5.58
06-GKH	Short Term Bond	American Funds Intermediate Bond Fund of America	Capital Research and Management Company	0.21	-0.5	2.91	2.17
06-209	Short Term Bond	American Funds Intermediate Bond Fund of America	Capital Research and Management Company	0.56	-0.84	2.55	1.81
06-186	Short Term Bond	American Funds Intermediate Bond Fund of America	Capital Research and Management Company	0.86	-1.14	2.24	1.50
06-3M4	Foreign Equity	American Funds International Growth and Income Fund	Capital Research and Management Company	0.54	10.12	10.55	7.90
06-3GH	Large Cap Equity	American Funds Investment Company of America	Capital Research and Management Company	0.27	25.4	15.16	14.83
06-CTW	World Stock	American Funds New Perspective Fund	Capital Research and Management Company	0.41	18.1	20.28	15.81
06-503	World Stock	American Funds New Perspective Fund	Capital Research and Management Company	0.76	17.7	19.86	15.41
06-502	World Stock	American Funds New Perspective Fund	Capital Research and Management Company	1.06	17.34	19.50	15.06
06-CTX	Foreign Equity	American Funds New World Fund	Capital Research and Management Company	0.57	5.13	14.59	9.58
06-689	Foreign Equity	American Funds New World Fund	Capital Research and Management Company	0.92	4.77	14.19	9.20
06-691	Foreign Equity	American Funds New World Fund	Capital Research and Management Company	1.22	4.45	13.83	8.85

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-CTY	World Stock	American Funds Small Cap World Fund	Capital Research and Management Company	0.65	10.66	18.24	15.17
06-332	World Stock	American Funds Small Cap World Fund	Capital Research and Management Company	1.00	10.28	17.83	14.76
06-333	World Stock	American Funds Small Cap World Fund	Capital Research and Management Company	1.30	9.95	17.47	14.40
06-39V	Intermediate Bond	American Funds the Bond Fund of America	Capital Research and Management Company	0.21	-0.6	4.44	3.62
06-CVC	Large Cap Equity	American Funds the Growth Fund of America	Capital Research and Management Company	0.30	19.69	21.26	18.31
06-216	Large Cap Equity	American Funds the Growth Fund of America	Capital Research and Management Company	0.65	19.27	20.83	17.89
06-179	Large Cap Equity	American Funds the Growth Fund of America	Capital Research and Management Company	0.94	18.93	20.48	17.54
06-3M7	Balanced	American Funds the Income Fund of America	Capital Research and Management Company	0.25	17.73	9.86	9.75
06-3MN	Balanced	American Funds the Income Fund of America	Capital Research and Management Company	0.60	17.36	9.47	9.37
06-3KY	Large Cap Equity	American Funds the New Economy Fund	Capital Research and Management Company	0.41	12.28	19.83	17.36
06-3TK	Intermediate Bond	American Funds U.S. Government Securities Fund	Capital Research and Management Company	0.22	-0.47	3.50	2.52
06-CVF	Large Cap Equity	American Funds Washington Mutual Investors Fund	Capital Research and Management Company	0.27	28.9	15.53	14.59
06-448	Large Cap Equity	American Funds Washington Mutual Investors Fund	Capital Research and Management Company	0.62	28.43	15.13	14.19
06-449	Large Cap Equity	American Funds Washington Mutual Investors Fund	Capital Research and Management Company	0.93	28.06	14.78	13.84
06-4TG	Mid Cap Equity	AMG GW&K Small / Mid Cap	AGM Funds, LLC	0.91	25.91	16.59
06-4TH	Mid Cap Equity	AMG GW&K Small / Mid Cap	AGM Funds, LLC	1.09	25.63
06-FXW	Large Cap Equity	AMG Renaissance Large Cap Growth Fund	Renaissance Investment Management	1.00	30.02	19.70	17.34
06-6C4	Mid Cap Equity	AMG Times Square Mid Cap Growth	AMG Funds, LLC	-	-	-	-
06-BBB	Foreign Equity	AQR International Multi-Style Fund	AQR Capital Management, LLC	0.80	11.97	8.56
06-CCC	Large Cap Equity	AQR Large Cap Multi-Style Fund	AQR Capital Management, LLC	0.65	26.74	14.70

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-CCF	Small Cap Equity	AQR Small Cap Multi-Style Fund	AQR Capital Management, LLC	0.85	26.16	10.78
06-4TF	Foreign Equity	AQR TM Emerging Multi-Style	AQR Capital Management, LLC	0.95	0.58	8.83
06-335	Mid Cap Equity	Ariel Appreciation Fund	Ariel investments, LLC	1.15	25.86	10.76	12.76
06-330	Mid Cap Equity	Ariel Fund	Ariel investments, LLC	1.04	30.36	12.33	14.37
06-CKV	Foreign Equity	Ariel International Fund	Ariel investments, LLC	1.14	4.26	5.69	5.76
06-4JY	Large Cap Blend	Auxier Focus Institutional	Auxier Asset Management, LLC	0.80	20.21	11.73
06-082	Mid Cap Equity	Ave Maria Growth Fund	Ave Maria Mutual Funds	0.92	17.55	18.99	15.48
06-084	Large Cap Equity	Ave Maria Rising Dividend Fund	Ave Maria Mutual Funds	0.93	25.35	13.62	13.10
06-081	Mid Cap Equity	Ave Maria Value Fund	Ave Maria Mutual Funds	0.97	25.15	11.46	9.27
06-085	World Stock	Ave Maria World Equity Fund	Ave Maria Mutual Funds	1.26	21.06	10.64	9.26
06-4TP	Intermediate Bond	Baird Aggregate Bond	Robert W. Baird & Co.	0.30	-1.46	4.01	3.74
06-4RC	Intermediate Bond	Baird Core Plus Bond	Robert W. Baird & Co.	0.30	-1.02	4.30	3.93
06-4XC	Short Term Bond	Baird Short-Term Bond	Robert W. Baird & Co.	0.30	-0.42	2.28	2.15
06-47Y	Mid Cap Growth	Baron Asset	Baron Capital Group, Inc.	1.05	14.23	21.62
06-3J9	Foreign Equity	Baron Emerging Markets Fund	Baron Capital Group, Inc.	1.09	-6.07	10.58
06-4YM	Small Cap Blend	BlackRock Advantage Small Cap Core	BlackRock Advisors, LLC	0.45	14.72	12.90
06-46J	Small Cap Growth	BlackRock Advantage Small Cap Growth	BlackRock Advisors, LLC	0.45	3.62
06-529	Small Cap Equity	BlackRock Advisor Small Cap Growth	BlackRock Advisors, LLC	0.50	3.56	15.07	13.78
		Equity Portfolio
06-587	Large Cap Equity	BlackRock Equity Dividend Fund	BlackRock Advisors, LLC	0.71	20.35	11.57	11.87
06-FRW	Large Cap Equity	BlackRock Equity Dividend Fund	BlackRock Advisors, LLC	0.60	20.5	11.70
06-527	World Stock	BlackRock Global Allocation Fund	BlackRock Advisors, LLC	1.43	6.05	9.18	7.22
06-528	World Stock	BlackRock Global Allocation Fund	BlackRock Advisors, LLC	0.82	6.73	9.84	7.88
06-FRX	World Stock	BlackRock Global Allocation Fund	BlackRock Advisors, LLC	0.74	6.82	9.93
06-CVH	World Stock	BlackRock Global Dividend Portfolio	BlackRock Advisors, LLC	0.68	17.9	10.72
06-4WH	Large Cap Equity	BlackRock GNMA Investor	BlackRock Advisors, LLC	0.73	-1.38	1.96	1.83
06-CGN	Specialty	BlackRock Health Sciences Opportunities Portfolio	BlackRock Advisors, LLC	1.44	11.39	17.27	17.47
06-CGM	Specialty	BlackRock Health Sciences Opportunities Portfolio	BlackRock Advisors, LLC	0.84	12.08	17.98	18.19
06-CVJ	Specialty	BlackRock Health Sciences Opportunities Portfolio	BlackRock Advisors, LLC	0.74	12.19	18.10
06-CHP	High Yield Bond	BlackRock High Yield Bond Portfolio	BlackRock Advisors, LLC	0.89	5.59	6.01	6.67
06-33K	High Yield Bond	BlackRock High Yield Bond Portfolio	BlackRock Advisors, LLC	0.51	5.86	6.42	7.08

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-CHR	High Yield Bond	BlackRock High Yield Bond Portfolio	BlackRock Advisors, LLC	1.19	5.29	5.67	6.32
06-3N3	Intermediate Bond	BlackRock Inflation Protected Bond Fund	BlackRock Advisors, LLC	0.39	5.79	5.35	2.99
06-CVM	Managed Asset Allocation	BlackRock LifePath Index 2025 Fund	BlackRock Advisors, LLC	0.09	8.94	9.69	8.65
06-CVN	Managed Asset Allocation	BlackRock LifePath Index 2030 Fund	BlackRock Advisors, LLC	0.09	11.42	10.88	9.57
06-CVP	Managed Asset Allocation	BlackRock LifePath Index 2035 Fund	BlackRock Advisors, LLC	0.09	13.85	12.04	10.43
06-CVR	Managed Asset Allocation	BlackRock LifePath Index 2040 Fund	BlackRock Advisors, LLC	0.09	16.05	13.03	11.21
06-CVT	Managed Asset Allocation	BlackRock LifePath Index 2045 Fund	BlackRock Advisors, LLC	0.09	17.81	13.81	11.84
06-CVV	Managed Asset Allocation	BlackRock LifePath Index 2050 Fund	BlackRock Advisors, LLC	0.09	18.75	14.15	12.23
06-CVW	Managed Asset Allocation	BlackRock LifePath Index 2055 Fund	BlackRock Advisors, LLC	0.09	18.87	14.20	12.45
06-CVX	Managed Asset Allocation	BlackRock LifePath Index 2060 Fund	BlackRock Advisors, LLC	0.09	18.8	14.20
06-4H3	Foreign Value	BlackRock LifePath Index 2065 Fund	BlackRock Advisors, LLC	0.09	18.87
06-CVY	Managed Asset Allocation	BlackRock LifePath Index Retirement Fund	BlackRock Advisors, LLC	0.09	6.92	8.25	6.91
06-GHG	Mid Cap Equity	BlackRock Mid-Cap Growth Equity Portfolio Fund	BlackRock Advisors, LLC	0.80	14.49	25.84	19.70
06-GHJ	Mid Cap Equity	BlackRock Mid-Cap Growth Equity Portfolio Fund	BlackRock Advisors, LLC	1.30	13.91	25.18	19.05
06-GHH	Mid Cap Equity	BlackRock Mid-Cap Growth Equity Portfolio Fund	BlackRock Advisors, LLC	0.70	14.6	25.94
06-FRY	Balanced	BlackRock Multi-Asset Income Fund	BlackRock Advisors, LLC	0.81	6.87	6.18	6.21
06-FTF	Balanced	BlackRock Multi-Asset Income Fund	BlackRock Advisors, LLC	0.51	7.29
06-4PX	World Bond	BlackRock Strategic Global Bond Fund	BlackRock Advisors, LLC	0.52	-1.2	4.49
06-FTH	Intermediate Bond	BlackRock Strategic Income Opportunities Portfolio	BlackRock Advisors, LLC	0.67	1.05	4.08
06-FTG	Intermediate Bond	BlackRock Strategic Income Opportunities Portfolio	BlackRock Advisors, LLC	1.04	0.67	3.69	3.72
06-6CG	Specialty	BlackRock Systematic Multi-Strategy	BlackRock Advisors, LLC	-	-	-	-
06-093	Intermediate Bond	BlackRock Total Return Fund	BlackRock Advisors, LLC	0.76	-0.96	3.85	3.90
06-CWC	Intermediate Bond	BlackRock Total Return Fund	BlackRock Advisors, LLC	0.37	-0.68	4.26	4.32
06-901	Intermediate Bond	BlackRock Total Return Fund	BlackRock Advisors, LLC	1.04	-1.33	3.58	3.64
06-47M	Intermediate Bond	BNY Mellon Bond Market Index	BNYM Investment Adviser, Inc.	0.15	-1.78	3.41	2.69
06-CCY	Specialty	BNY Mellon Natural Resources Fund	BNYM Investment Adviser, Inc.	1.00	38.46	10.10	6.77
06-39Y	Specialty	BNY Mellon Natural Resources Fund	BNYM Investment Adviser, Inc.	0.87	38.6	10.22

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3WY	Large Cap Equity	BNY Mellon Sustainable U.S. Equity Fund	BNYM Investment Adviser, Inc.	0.70	26.73	18.44
06-4PC	High Yield Bond	Brandywine Global Corp Credit	Legg Mason Partners Fund Advisor, LLC	0.50	4.38	7.16	6.73
06-3G3	Intermediate Bond	BrandywineGLOBAL - Global Opportunities Bond Fund	Legg Mason Partners Fund Advisor, LLC	0.59	-5.26	4.58	3.34
06-709	Intermediate Bond	BrandywineGLOBAL - Global Opportunities Bond Fund	Legg Mason Partners Fund Advisor, LLC	0.99	-5.62	4.15	2.93
06-714	Intermediate Bond	BrandywineGLOBAL - Global Opportunities Bond Fund	Legg Mason Partners Fund Advisor, LLC	1.26	-5.95	3.85	2.64
06-66T	Large Cap Value	BrandywineGLOBAL Div US Large Value	Legg Mason Partners Fund Advisor, LLC	0.71	29.97	12.03	12.79
06-66R	Specialty	Calamos Market Neutral Income	Calamos Advisors, LLC	0.90	5.01
06-4FJ	Balanced	Calvert Balanced Fund	Calvert Research and Management	0.64	14.64
06-345	Large Cap Equity	Calvert Equity Fund	Calvert Research and Management	0.94	28.93	23.64	17.76
06-340	Intermediate Bond	Calvert Income Fund	Calvert Research and Management	0.94	1.7	5.40	4.38
06-4FN	Small Cap Equity	Calvert Small Cap	Calvert Research and Management	0.90	20.04
06-516	Small Cap Equity	Calvert Small Cap Fund	Calvert Research and Management	1.21	19.67	12.76	14.16
06-3FX	Large Cap Equity	Calvert US Large Cap Core Responsible Index Fund	Calvert Research and Management	0.19	25.7
06-520	Mid Cap Equity	Calvert VP SRI Mid Cap Growth Portfolio	Calvert Research and Management	0.99	15.03	12.60	11.90
06-716	Large Cap Equity	ClearBridge Aggressive Growth Fund	Legg Mason Partners Fund Advisor, LLC	1.44	7.46	10.63	12.49
06-711	Large Cap Equity	ClearBridge Aggressive Growth Fund	Legg Mason Partners Fund Advisor, LLC	1.15	7.78	10.96	12.80
06-717	Large Cap Equity	ClearBridge Appreciation Fund	Legg Mason Partners Fund Advisor, LLC	1.27	23.17	16.15	14.31
06-712	Large Cap Equity	ClearBridge Appreciation Fund	Legg Mason Partners Fund Advisor, LLC	1.03	23.52	16.45	14.63
06-3G6	Large Cap Equity	ClearBridge Appreciation Fund	Legg Mason Partners Fund Advisor, LLC	0.57	24.04	16.96	15.11
06-3XJ	Foreign Equity	ClearBridge International Growth Fund	Legg Mason Partners Fund Advisor, LLC	0.72	4.1
06-GJR	Foreign Equity	ClearBridge International Value Fund	Legg Mason Partners Fund Advisor, LLC	1.25	15.53	4.77	5.59
06-GJT	Foreign Equity	ClearBridge International Value Fund	Legg Mason Partners Fund Advisor, LLC	0.80	16.13	5.22	6.08
06-GJW	Large Cap Equity	ClearBridge Large Cap Growth Fund	Legg Mason Partners Fund Advisor, LLC	0.62	22.02	21.62
06-GJX	Large Cap Equity	ClearBridge Large Cap Growth Fund	Legg Mason Partners Fund Advisor, LLC	1.31	21.18	20.77	18.62
06-GJV	Large Cap Equity	ClearBridge Large Cap Growth Fund	Legg Mason Partners Fund Advisor, LLC	1.00	21.57	21.15	18.99
06-47N	Mid Cap Blend	ClearBridge Mid Cap	Legg Mason Partners Fund Advisor, LLC	0.85	28.91	14.59	14.58
06-64M	Small Cap Equity	ClearBridge Small Cap Growth Fund	Franklin Templeton Institutional, LLC	0.78	12.34	21.70	17.23
06-3XF	Large Cap Equity	ClearBridge Sustainability Leaders Fund	Legg Mason Partners Fund Advisor, LLC	0.75	24.78	22.61

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3KT	Specialty	Cohen & Steers Real Estate Securities Fund, Inc.	Cohen & Steers Capital Management, Inc.	0.78	42.19	13.78
06-3KV	Specialty	Cohen & Steers Realty Shares Fund	Cohen & Steers Capital Management, Inc.	0.88	42.61	13.56	12.52
06-4VC	Specialty	Cohen Steers Global Infra	Cohen & Steers Capital Management, Inc.	1.29	16.36	10.08	9.21
06-4VF	Specialty	Cohen Steers Real Est Sec	Cohen & Steers Capital Management, Inc.	1.13	41.68	13.38	13.35
06-CWF	Foreign Equity	Columbia Acorn International Fund	Columbia Mgmt. Investment Advisers, LLC	0.88	13	13.51
06-863	Foreign Equity	Columbia Acorn International Fund	Columbia Mgmt. Investment Advisers, LLC	0.99	12.88	13.39
06-692	Foreign Equity	Columbia Acorn International Fund	Columbia Mgmt. Investment Advisers, LLC	0.99	12.89	13.39	9.92
06-693	Foreign Equity	Columbia Acorn International Fund	Columbia Mgmt. Investment Advisers, LLC	1.24	12.63	13.11	9.62
06-FNT	Balanced	Columbia Capital Allocation Aggressive	Columbia Mgmt. Investment Advisers, LLC	0.81	20.76	13.76
06-FNH	Balanced	Columbia Capital Allocation Aggressive	Columbia Mgmt. Investment Advisers, LLC	0.41	21.28	14.22
06-FNM	Balanced	Columbia Capital Allocation Aggressive	Columbia Mgmt. Investment Advisers, LLC	0.38	18.16	12.35
06-66N	Balanced	Columbia Capital Allocation Aggressive	Columbia Mgmt. Investment Advisers, LLC	1.05	16.26	12.77	11.18
06-66P	Balanced	Columbia Capital Allocation Aggressive	Columbia Mgmt. Investment Advisers, LLC	0.73	16.59	13.13
06-66C	Balanced	Columbia Capital Allocation Conservative	Columbia Mgmt. Investment Advisers, LLC	0.96	3.83	5.29	4.73
06-66F	Balanced	Columbia Capital Allocation Conservative	Columbia Mgmt. Investment Advisers, LLC	0.64	4	5.59
06-FNW	Balanced	Columbia Capital Allocation Conservative	Columbia Mgmt. Investment Advisers, LLC	0.76	3.68	5.33
06-FNK	Balanced	Columbia Capital Allocation Conservative	Columbia Mgmt. Investment Advisers, LLC	0.36	4.28	5.79
06-66G	Balanced	Columbia Capital Allocation Moderate	Columbia Mgmt. Investment Advisers, LLC	0.94	9.49	9.28	8.29

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-66J	Balanced	Columbia Capital Allocation Moderate	Columbia Mgmt. Investment Advisers, LLC	0.64	9.79	9.64
06-FNN	Balanced	Columbia Capital Allocation Moderate	Columbia Mgmt. Investment Advisers, LLC	0.36	8.65	8.16
06-66K	Balanced	Columbia Capital Allocation Moderate Aggressive	Columbia Mgmt. Investment Advisers, LLC	1.02	12.69	11.06	9.63
06-66M	Balanced	Columbia Capital Allocation Moderate Aggressive	Columbia Mgmt. Investment Advisers, LLC	0.68	12.99	11.44
06-FNJ	Balanced	Columbia Capital Allocation Moderate Aggressive	Columbia Mgmt. Investment Advisers, LLC	0.40	12.99	10.22
06-46K	Large Cap Blend	Columbia Contrarian Core Fund	Columbia Mgmt. Investment Advisers, LLC	0.63	24.45	17.65
06-902	Large Cap Equity	Columbia Contrarian Core Fund	Columbia Mgmt. Investment Advisers, LLC	1.00	24.02	17.21	16.09
06-095	Large Cap Equity	Columbia Contrarian Core Fund	Columbia Mgmt. Investment Advisers, LLC	0.75	24.3	17.49
06-4FK	Large Cap Equity	Columbia Dividend Income Fund	Columbia Mgmt. Investment Advisers, LLC	0.56	26.45	15.18
06-903	Large Cap Equity	Columbia Dividend Income Fund	Columbia Mgmt. Investment Advisers, LLC	0.92	25.99	14.75	13.70
06-096	Large Cap Equity	Columbia Dividend Income Fund	Columbia Mgmt. Investment Advisers, LLC	0.67	26.28	15.03
06-444	Intermediate Bond	Columbia Emerging Markets Bond Fund	Columbia Mgmt. Investment Advisers, LLC	0.87	-2.4	4.12	4.49
06-438	Intermediate Bond	Columbia Emerging Markets Bond Fund	Columbia Mgmt. Investment Advisers, LLC	1.12	-2.64	3.84	4.22
06-CWG	Intermediate Bond	Columbia Emerging Markets Bond Fund	Columbia Mgmt. Investment Advisers, LLC	0.70	-2.23	4.29
06-33H	Large Cap Equity	Columbia Integrated Large Cap Growth	Columbia Mgmt. Investment Advisers, LLC	0.79	25.65	21.19	18.37
06-33F	Large Cap Equity	Columbia Integrated Large Cap Growth	Columbia Mgmt. Investment Advisers, LLC	0.39	26.15	21.69
06-FTJ	Mid Cap Equity	Columbia Integrated Small Cap Growth	Columbia Mgmt. Investment Advisers, LLC	0.84	35.28	9.94
06-FRH	Small Cap Equity	Columbia Integrated Small Cap Growth	Columbia Mgmt. Investment Advisers, LLC	1.24	14.58

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-FRG	Mid Cap Equity	Columbia Mid Cap Growth	Columbia Mgmt. Investment Advisers, LLC	1.24	24.78	20.01
06-334	Mid Cap Equity	Columbia Mid Cap Index Fund	Columbia Mgmt. Investment Advisers, LLC	0.45	24.2	12.55	13.67
06-FTM	Foreign Equity	Columbia Overseas Value Fund	Columbia Mgmt. Investment Advisers, LLC	1.16	10.62	7.75
06-FTP	Foreign Equity	Columbia Overseas Value Fund	Columbia Mgmt. Investment Advisers, LLC	0.77	10.97	8.17
06-FTN	Foreign Equity	Columbia Overseas Value Fund	Columbia Mgmt. Investment Advisers, LLC	0.91	10.93	8.04
06-947	Intermediate Bond	Columbia Quality Income Fund	Columbia Mgmt. Investment Advisers, LLC	0.66	0.05	3.58
06-914	Intermediate Bond	Columbia Quality Income Fund	Columbia Mgmt. Investment Advisers, LLC	0.91	-0.15	3.30	3.04
06-FTT	Intermediate Bond	Columbia Quality Income Fund	Columbia Mgmt. Investment Advisers, LLC	0.53	0.22	3.73
06-4NK	World Stock	Columbia Select Global Equity	Columbia Mgmt. Investment Advisers, LLC	1.27	23.28	22.36	15.17
06-4NM	World Stock	Columbia Select Global Equity Advance	Columbia Mgmt. Investment Advisers, LLC	1.02	23.65
06-099	Large Cap Equity	Columbia Select Large Cap Value Fund	Columbia Mgmt. Investment Advisers, LLC	0.55	26.65	12.59
06-912	Large Cap Equity	Columbia Select Large Cap Value Fund	Columbia Mgmt. Investment Advisers, LLC	0.80	26.37	12.31	13.77
06-4GF	Large Cap Equity	Columbia Select Large Growth	Columbia Mgmt. Investment Advisers, LLC	0.68	9.34	23.56
06-4GG	Large Cap Equity	Columbia Select Large Value	Columbia Mgmt. Investment Advisers, LLC	0.44	26.77	12.71
06-64V	Mid Cap Growth	Columbia Select Mid Cap Growth	Columbia Mgmt. Investment Advisers, LLC	1.11	16.21	19.64	15.06
06-FRF	Mid Cap Equity	Columbia Select Mid Cap Value	Columbia Mgmt. Investment Advisers, LLC	1.24	34.71	9.50
06-64W	Mid Cap Value	Columbia Select Mid Cap Value	Columbia Mgmt. Investment Advisers, LLC	0.74	32.41	13.05	13.64
06-911	Mid Cap Equity	Columbia Select Mid Cap Value Fund	Columbia Mgmt. Investment Advisers, LLC	1.13	31.96	12.59	13.17

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-098	Mid Cap Equity	Columbia Select Mid Cap Value Fund	Columbia Mgmt. Investment Advisers, LLC	0.88	32.19	12.86
06-913	Small Cap Equity	Columbia Select Small Cap Value	Columbia Mgmt. Investment Advisers, LLC	1.28	31.17	10.69	12.48
06-946	Small Cap Equity	Columbia Select Small Cap Value Fund	Columbia Mgmt. Investment Advisers, LLC	1.03	31.51	10.96
06-CNX	Small Cap Equity	Columbia Select Small Cap Value Fund	Columbia Mgmt. Investment Advisers, LLC	1.03	31.5	10.96	12.77
06-441	Specialty	Columbia Seligman Technology and Information Fund	Columbia Mgmt. Investment Advisers, LLC	1.19	38.93	30.71	23.15
06-869	Specialty	Columbia Seligman Technology and Information Fund	Columbia Mgmt. Investment Advisers, LLC	0.94	39.28	31.03	23.42
06-443	Specialty	Columbia Seligman Technology and Information Fund	Columbia Mgmt. Investment Advisers, LLC	0.94	39.27	31.03	23.46
06-FTR	Specialty	Columbia Seligman Technology and Information Fund	Columbia Mgmt. Investment Advisers, LLC	0.86	39.4
06-336	Small Cap Equity	Columbia Small Cap Index Fund	Columbia Mgmt. Investment Advisers, LLC	0.45	26.07	11.93	13.98
06-4YY	Small Cap Blend	Columbia Small Cap Value I	Columbia Mgmt. Investment Advisers, LLC	0.88	29.29	9.80	11.94
06-956	Small Cap Equity	Columbia Small Cap Value II	Columbia Mgmt. Investment Advisers, LLC	1.24	33.47	8.12
06-64X	Small Cap Value	Columbia Small Cap Value II	Columbia Mgmt. Investment Advisers, LLC	1.27	33.7	9.99	12.36
06-64Y	Intermediate Term Bond	Columbia Total Return Bond	Columbia Mgmt. Investment Advisers, LLC	0.74	0	4.84	3.82
06-67N	Intermediate Term Bond	Columbia Total Return Bond	Columbia Mgmt. Investment Advisers, LLC	0.49	0.22	5.12
06-551	Mid Cap Equity	CRM Mid Cap Value	Cramer Rosenthal McGlynn, LLC	1.16	29.09	14.48	13.91
06-552	Small Cap Equity	CRM Small Cap Value	Cramer Rosenthal McGlynn, LLC	1.16	16.7	6.55	10.76
06-029	World Stock	Crossmark Steward Global Equity Income Fund	Crossmark Global Investments, Inc.	1.26	19.28	12.48	11.12
06-031	Small Cap Equity	Crossmark Steward Small/Mid Enhance Index	Crossmark Global Investments, Inc.	0.78	26.34	11.02	12.86
06-030	Large Cap Equity	Crossmark Steward Values-Focused Large Cap Enhanced Index	Crossmark Global Investments, Inc.	0.82	30.77	16.31	15.16

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3YK	Foreign Equity	Delaware Emerging Markets Fund	Delaware Management Company	1.20	-1.95	12.66
06-007	World Stock	Delaware Ivy Asset Strategy	Waddell & Reed Financial, Inc.	1.46	13.34	11.58	7.56
06-008	World Stock	Delaware Ivy Asset Strategy	Waddell & Reed Financial, Inc.	1.11	13.8	11.97	7.95
06-009	Balanced	Delaware Ivy Balanced	Waddell & Reed Financial, Inc.	1.45	15.78	11.41
06-CXY	Balanced	Delaware Ivy Balanced	Waddell & Reed Financial, Inc.	0.71	16.62	12.25
06-010	Balanced	Delaware Ivy Balanced	Waddell & Reed Financial, Inc.	1.07	16.23	11.81	10.10
06-CGP	Specialty	Delaware Ivy Energy	Waddell & Reed Financial, Inc.	1.75	42.64	-12.54
06-CGR	Specialty	Delaware Ivy Energy	Waddell & Reed Financial, Inc.	1.40	43.32	-12.19	-4.64
06-011	High Yield Bond	Delaware Ivy High Income	Waddell & Reed Financial, Inc.	1.35	6.09	5.43
06-GMF	High Yield Bond	Delaware Ivy High Income	Waddell & Reed Financial, Inc.	0.60	7	5.99
06-012	High Yield Bond	Delaware Ivy High Income	Waddell & Reed Financial, Inc.	1.00	6.64	5.59	6.38
06-3VY	Mid Cap Equity	Delaware Ivy Mid Cap Growth	Waddell & Reed Financial, Inc.	0.79	16.91	25.30
06-CGT	Specialty	Delaware Ivy Science and Technology	Waddell & Reed Financial, Inc.	1.55	14.95	23.88	18.96
06-GMG	Specialty	Delaware Ivy Science and Technology	Waddell & Reed Financial, Inc.	0.81	15.8	24.80
06-CGV	Specialty	Delaware Ivy Science and Technology	Waddell & Reed Financial, Inc.	1.20	15.44	24.35	19.40
06-FPP	Small Cap Equity	Delaware Ivy Smid Cap Core	Waddell & Reed Financial, Inc.	1.64	20.5	9.92
06-FNR	Small Cap Equity	Delaware Ivy Smid Cap Core	Waddell & Reed Financial, Inc.	0.89	21.38	10.75
06-FPF	Small Cap Equity	Delaware Ivy Smid Cap Core	Waddell & Reed Financial, Inc.	1.31	20.93	10.30	12.80
06-3XY	Foreign Equity	Delaware Ivy Systematic Emerging Mkts Equity	Waddell & Reed Financial, Inc.	0.76	-4.32	13.14
06-3GP	Small Cap Equity	Delaware Small Cap Core Fund	Delaware Management Company	0.71	23.35	12.73
06-3CN	Small Cap Equity	Delaware Small Cap Value Fund	Delaware Management Company	0.72	34.46	9.67
06-GKJ	Specialty	DFA Commodity Strategy Portfolio	Dimensional Fund Advisors LP	0.32	28.46	4.44	-1.65
06-3F9	Foreign Equity	DFA Emerging Markets Core Equity Portfolio	Dimensional Fund Advisors LP	0.39	5.83	10.11	6.05
06-CWJ	Foreign Equity	DFA Emerging Markets Portfolio	Dimensional Fund Advisors LP	0.35	2.53	9.83	5.52
06-3CV	Foreign Equity	DFA Emerging Markets Sustainability Core 1 Portfolio	Dimensional Fund Advisors LP	0.52	0.79
06-988	Foreign Equity	DFA Emerging Markets Value	Dimensional Fund Advisors LP	0.71	12.17	8.06	4.51
06-3C4	Intermediate Bond	DFA Five-Year Global Fixed Income Portfolio	Dimensional Fund Advisors LP	0.26	-1.03	1.62	1.85
06-CWK	Balanced	DFA Global Allocation 25/75 Portfolio	Dimensional Fund Advisors LP	0.24	5.59	5.42	4.71
06-989	Balanced	DFA Global Allocation 25/75 Portfolio	Dimensional Fund Advisors LP	0.49	5.28	5.16	4.40
06-CWM	Balanced	DFA Global Allocation 60/40 Portfolio	Dimensional Fund Advisors LP	0.25	13.52	9.82	8.83

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-991	Balanced	DFA Global Allocation 60/40 Portfolio	Dimensional Fund Advisors LP	0.50	13.25	9.56	8.56
06-CWN	World Stock	DFA Global Equity Portfolio	Dimensional Fund Advisors LP	0.25	23.2	13.88	12.89
06-992	World Stock	DFA Global Equity Portfolio	Dimensional Fund Advisors LP	0.50	22.86	13.59	12.61
06-3CW	Specialty	DFA Global Real Estate Securities Portfolio	Dimensional Fund Advisors LP	0.24	30.96	10.08	10.31
06-GKK	Intermediate Bond	DFA Inflation-Protected Securities Portfolio	Dimensional Fund Advisors LP	0.11	5.55	5.44	3.10
06-4FV	Intermediate Bond	DFA Intermediate Government Fixed Inc	Dimensional Fund Advisors LP	0.12	-3.15	3.17	2.39
06-4NH	Intermediate Bond	DFA Intermediate-Term Extend Quality	Dimensional Fund Advisors LP	0.23	-2.06	4.82	4.14
06-CWP	Foreign Equity	DFA International Core Equity Portfolio	Dimensional Fund Advisors LP	0.25	13.87	9.56	8.62
06-CWR	Foreign Equity	DFA International Small Company Portfolio	Dimensional Fund Advisors LP	0.44	14.24	10.23	9.97
06-3C7	Foreign Equity	DFA International Sustainability Core 1 Portfolio	Dimensional Fund Advisors LP	0.26	12.11	10.81	8.84
06-993	Foreign Equity	DFA International Value	Dimensional Fund Advisors LP	0.59	18.33	6.65	6.33
06-CWT	Intermediate Bond	DFA Investment Grade Portfolio	Dimensional Fund Advisors LP	0.22	-2.11	3.92	3.22
06-CWV	Specialty	DFA Real Estate Securities Portfolio	Dimensional Fund Advisors LP	0.18	41.85	12.09	11.95
06-4NG	Short Term Bond	DFA Short-Term Ext Quality	Dimensional Fund Advisors LP	0.22	-0.6	1.88	1.83
06-CWW	Large Cap Equity	DFA U.S. Large Cap Growth Portfolio	Dimensional Fund Advisors LP	0.19	26.82	20.23
06-3C3	Large Cap Equity	DFA U.S. Large Cap Value Portfolio	Dimensional Fund Advisors LP	0.22	28.07	10.91	13.76
06-CWX	Large Cap Equity	DFA U.S. Large Company Portfolio	Dimensional Fund Advisors LP	0.08	28.6	18.41	16.47
06-3YM	Small Cap Equity	DFA U.S. Micro Cap Portfolio	Dimensional Fund Advisors LP	0.44	33.5	11.03	13.69
06-CWY	Small Cap Equity	DFA U.S. Small Cap Growth Portfolio	Dimensional Fund Advisors LP	0.38	25.93	14.07
06-GFK	Small Cap Equity	DFA U.S. Small Cap Portfolio	Dimensional Fund Advisors LP	0.33	30.61	11.36	13.66
06-3C6	Large Cap Equity	DFA U.S. Sustainability Core 1 Portfolio	Dimensional Fund Advisors LP	0.20	27.35	18.29	16.49
06-994	Small Cap Equity	DFA U.S. Targeted Value Portfolio	Dimensional Fund Advisors LP	0.58	38.49	9.80	12.70
06-CXC	Small Cap Equity	DFA U.S. Targeted Value Portfolio	Dimensional Fund Advisors LP	0.33	38.8	10.06	12.98
06-4NF	Large Cap Blend	DFA US Core Equity	Dimensional Fund Advisors LP	0.15	27.54	16.59	15.72
06-4NC	Small Cap Value	DFA US Small Cap Value	Dimensional Fund Advisors LP	0.39	39.84	8.97	12.54
06-CXF	Intermediate Bond	DFA World Ex U.S. Government Fixed Income Portfolio	Dimensional Fund Advisors LP	0.20	-4.63	3.24	3.88
06-3PK	Managed Asset Allocation	Dimensional 2010 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.19	8.82	7.58

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3PM	Managed Asset Allocation	Dimensional 2015 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.18	9.68	8.37
06-3PN	Managed Asset Allocation	Dimensional 2020 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.19	10.1	9.28
06-3PP	Managed Asset Allocation	Dimensional 2025 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.19	12.02	10.82
06-3PR	Managed Asset Allocation	Dimensional 2030 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.21	13.98	12.05
06-3PT	Managed Asset Allocation	Dimensional 2035 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.23	15.82	12.46
06-3PV	Managed Asset Allocation	Dimensional 2040 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.23	17.03	12.38
06-3PW	Managed Asset Allocation	Dimensional 2045 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.22	19.34	13.57
06-3PX	Managed Asset Allocation	Dimensional 2050 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.22	20.88	14.07
06-3PY	Managed Asset Allocation	Dimensional 2055 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.22	21	14.09
06-3R3	Managed Asset Allocation	Dimensional 2060 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.22	20.88	14.08
06-3R4	Managed Asset Allocation	Dimensional Retirement Income Fund	Dimensional Fund Advisors LP	0.20	6.84	6.02
06-FNG	Large Cap Equity	DWS CROCI U.S. Fund	DWS Investment Management Americas, Inc.	0.67	26.73	9.88
06-FNF	Large Cap Equity	DWS CROCI U.S. Fund	DWS Investment Management Americas, Inc.	1.01	26.32	9.52
06-3VN	Foreign Equity	DWS Emerging Markets Equity Fund	DWS Investment Management Americas, Inc.	1.19	-11.76	8.40	4.81
06-3VP	Foreign Equity	DWS Emerging Markets Equity Fund	DWS Investment Management Americas, Inc.	1.02	-11.61	8.60	5.03
06-3VJ	Foreign Equity	DWS Emerging Markets Equity Fund	DWS Investment Management Americas, Inc.	0.94	-11.54
06-608	Specialty	DWS Enhanced Commodity Strategy Fund	DWS Investment Management Americas, Inc.	1.09	29.72	3.17	-0.82
06-916	Specialty	DWS Enhanced Commodity Strategy Fund	DWS Investment Management Americas, Inc.	1.29	29.4	2.96	-1.03

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-FRC	Intermediate Bond	DWS GNMA Fund	DWS Investment Management Americas, Inc.	0.55	-1.11	2.12	1.66
06-FPY	Intermediate Bond	DWS GNMA Fund	DWS Investment Management Americas, Inc.	0.79	-1.33	1.88	1.42
06-622	Mid Cap Equity	DWS Mid Cap Value Fund	DWS Investment Management Americas, Inc.	0.99	28.77	12.75	13.82
06-632	Mid Cap Equity	DWS Mid Cap Value Fund	DWS Investment Management Americas, Inc.	0.74	29.04	13.02	14.10
06-917	Specialty	DWS RREEF Global Infrastructure	DWS Investment Management Americas, Inc.	1.28	20.16	8.76	8.59
06-614	Specialty	DWS RREEF Global Infrastructure Fund	DWS Investment Management Americas, Inc.	1.13	20.28	8.95	8.79
06-621	World Stock	DWS RREEF Real Assets	DWS Investment Management Americas, Inc.	1.22	23.46	11.03	6.05
06-631	World Stock	DWS RREEF Real Assets Fund	DWS Investment Management Americas, Inc.	1.07	23.64	11.19	6.21
06-613	Specialty	DWS RREEF Real Estate Secs	DWS Investment Management Americas, Inc.	0.99	42.53	12.31	11.59
06-CWH	Specialty	DWS RREEF Real Estate Securities Fund	DWS Investment Management Americas, Inc.	0.54	43.12	12.81
06-617	Specialty	DWS RREEF Real Estate Securities Fund	DWS Investment Management Americas, Inc.	0.77	42.78	12.56	11.85
06-GGK	Small Cap Equity	DWS Small Cap Core Fund	DWS Investment Management Americas, Inc.	1.24	40.83	13.31	14.51
06-GGM	Small Cap Equity	DWS Small Cap Core Fund	DWS Investment Management Americas, Inc.	1.01	41.15	13.55	14.77
06-4NJ	Intermediate Bond	Federated Bond	Federated Investment Management Company	0.59	0.19	5.37
06-788	High Yield Bond	Federated Hermes Institutional High Yield Bond	Federated Investment Management Company	0.73	8.09	6.55
06-CHJ	Foreign Equity	Federated Hermes International Equity	Federated Investment Management Company	0.94	8.03	13.44	11.24
06-049	Foreign Equity	Federated Hermes International Leaders	Federated Investment Management Company	0.97	5.02	9.47	9.10
06-050	Large Cap Equity	Federated Hermes Kaufmann Large Cap Mutual Fund	Federated Investment Management Company	0.84	13.81	20.11	18.01

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4PW	Small Cap Growth	Federated Hermes Kaufmann Small Cap Fund	Federated Investment Management Company	0.90	2.97	24.31
06-051	Large Cap Equity	Federated Hermes MDT All Cap Core	Federated Investment Management Company	0.75	31.22	19.10	16.95
06-4FT	Small Cap Blend	Federated Hermes MDT Small Cap Core	Federated Investment Management Company	0.89	30.27	12.96	15.88
06-FTV	Small Cap Equity	Federated Hermes MDT Small Cap Growth	Federated Investment Management Company	0.89	17.62	16.76	16.48
06-918	High Yield Bond	Federated High Yield Trust	Federated Investment Management Company	0.98	7.82	6.31	7.55
06-GKM	High Yield Bond	Federated High Yield Trust	Federated Investment Management Company	0.72	8.1
06-3GV	High Yield Bond	Federated Institutional High Yield Bond Fund	Federated Investment Management Company	0.49	4.8	5.87
06-CHH	Foreign Equity	Federated International Equity Fund	Federated Investment Management Company	1.19	7.79	13.15	10.92
06-GKN	Foreign Equity	Federated International Leaders Fund	Federated Investment Management Company	0.92	5.07	9.53
06-065	Foreign Equity	Federated International Leaders Fund	Federated Investment Management Company	1.23	4.75	9.19	8.82
06-CXG	Large Cap Equity	Federated Kaufmann Large Cap Fund	Federated Investment Management Company	0.78	13.88	20.18
06-066	Large Cap Equity	Federated Kaufmann Large Cap Fund	Federated Investment Management Company	1.09	13.55	19.82	17.71
06-067	Large Cap Equity	Federated MDT All Cap Core Fund	Federated Investment Management Company	1.05	30.85	18.75	16.62
06-4FR	Small Cap Blend	Federated MDT Small Cap Core	Federated Investment Management Company	1.14	29.88	12.67	15.60
06-3MG	Small Cap Equity	Federated MDT Small Cap Core Fund	Federated Investment Management Company	0.88	30.27	12.97
06-FTX	Small Cap Equity	Federated MDT Small Cap Growth Fund	Federated Investment Management Company	0.88	17.65	16.79
06-FTW	Small Cap Equity	Federated MDT Small Cap Growth Fund	Federated Investment Management Company	1.14	17.33	16.47	16.19
06-3HR	Large Cap Equity	Fidelity 500 Index Fund	Fidelity Management & Research Company, LLC	0.02	28.69	18.46	16.54

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4RH	Large Cap Growth	Fidelity Advance Growth Opportunities	Fidelity Management & Research Company, LLC	0.69	11.82	32.78
06-FVF	Balanced	Fidelity Advisor Balanced Fund	Fidelity Management & Research Company, LLC	0.45	18.32	15.03
06-FVC	Balanced	Fidelity Advisor Balanced Fund	Fidelity Management & Research Company, LLC	1.07	17.6	14.31	11.84
06-FTY	Balanced	Fidelity Advisor Balanced Fund	Fidelity Management & Research Company, LLC	0.57	18.18	14.89	12.40
06-4N6	Foreign Growth	Fidelity Advisor China Region	Fidelity Management & Research Company, LLC	0.80	-13.36
06-FVG	Foreign Equity	Fidelity Advisor Diversified International Fund	Fidelity Management & Research Company, LLC	0.76	13.16	13.68
06-280	Foreign Equity	Fidelity Advisor Diversified International Fund	Fidelity Management & Research Company, LLC	1.41	12.43	12.91	10.34
06-045	Large Cap Equity	Fidelity Advisor Diversified Stock Fund	Fidelity Management & Research Company, LLC	1.13	27.63	18.03	15.85
06-028	Large Cap Equity	Fidelity Advisor Diversified Stock Fund	Fidelity Management & Research Company, LLC	0.59	28.3	18.68	16.52
06-FVH	Large Cap Equity	Fidelity Advisor Diversified Stock Fund	Fidelity Management & Research Company, LLC	0.48	28.42	18.82
06-255	Large Cap Equity	Fidelity Advisor Dividend Growth Fund	Fidelity Management & Research Company, LLC	1.05	27.37	12.83	12.80
06-34X	Specialty	Fidelity Advisor Energy Fund	Fidelity Management & Research Company, LLC	1.38	54.14	-3.91	-0.37
06-34W	Specialty	Fidelity Advisor Energy Fund	Fidelity Management & Research Company, LLC	0.79	55.01	-3.36	0.17
06-120	Large Cap Equity	Fidelity Advisor Equity Growth Fund	Fidelity Management & Research Company, LLC	1.23	22.45	25.56	18.97
06-260	Large Cap Equity	Fidelity Advisor Equity Income Fund	Fidelity Management & Research Company, LLC	1.16	21.75	9.33	10.85
06-GHK	Managed Asset Allocation	Fidelity Advisor Freedom 2005 Fund	Fidelity Management & Research Company, LLC	0.37	3.87
06-CCH	Managed Asset Allocation	Fidelity Advisor Freedom 2010 Fund	Fidelity Management & Research Company, LLC	0.50	5.4	7.80	7.00
06-195	Managed Asset Allocation	Fidelity Advisor Freedom 2010 Fund	Fidelity Management & Research Company, LLC	1.00	4.85	7.25	6.47

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-GHM	Managed Asset Allocation	Fidelity Advisor Freedom 2010 Fund	Fidelity Management & Research Company, LLC	0.38	5.55
06-CCJ	Managed Asset Allocation	Fidelity Advisor Freedom 2015 Fund	Fidelity Management & Research Company, LLC	0.54	7.03	8.93	7.74
06-101	Managed Asset Allocation	Fidelity Advisor Freedom 2015 Fund	Fidelity Management & Research Company, LLC	1.04	6.54	8.38	7.21
06-GHN	Managed Asset Allocation	Fidelity Advisor Freedom 2015 Fund	Fidelity Management & Research Company, LLC	0.40	7.13
06-CCK	Managed Asset Allocation	Fidelity Advisor Freedom 2020 Fund	Fidelity Management & Research Company, LLC	0.59	8.63	9.90	8.49
06-102	Managed Asset Allocation	Fidelity Advisor Freedom 2020 Fund	Fidelity Management & Research Company, LLC	1.09	8.06	9.35	7.95
06-GHP	Managed Asset Allocation	Fidelity Advisor Freedom 2020 Fund	Fidelity Management & Research Company, LLC	0.42	8.84
06-CCM	Managed Asset Allocation	Fidelity Advisor Freedom 2025 Fund	Fidelity Management & Research Company, LLC	0.63	9.79	10.67	9.37
06-103	Managed Asset Allocation	Fidelity Advisor Freedom 2025 Fund	Fidelity Management & Research Company, LLC	1.13	9.33	10.14	8.83
06-GHR	Managed Asset Allocation	Fidelity Advisor Freedom 2025 Fund	Fidelity Management & Research Company, LLC	0.44	10.02
06-CCN	Managed Asset Allocation	Fidelity Advisor Freedom 2030 Fund	Fidelity Management & Research Company, LLC	0.67	11.16	11.86	10.19
06-106	Managed Asset Allocation	Fidelity Advisor Freedom 2030 Fund	Fidelity Management & Research Company, LLC	1.17	10.56	11.30	9.64
06-GHT	Managed Asset Allocation	Fidelity Advisor Freedom 2030 Fund	Fidelity Management & Research Company, LLC	0.46	11.34
06-CCP	Managed Asset Allocation	Fidelity Advisor Freedom 2035 Fund	Fidelity Management & Research Company, LLC	0.72	13.9	13.31	11.27
06-107	Managed Asset Allocation	Fidelity Advisor Freedom 2035 Fund	Fidelity Management & Research Company, LLC	1.22	13.32	12.74	10.71
06-GHV	Managed Asset Allocation	Fidelity Advisor Freedom 2035 Fund	Fidelity Management & Research Company, LLC	0.48	14.09
06-CCR	Managed Asset Allocation	Fidelity Advisor Freedom 2040 Fund	Fidelity Management & Research Company, LLC	0.75	15.89	13.99	11.65
06-108	Managed Asset Allocation	Fidelity Advisor Freedom 2040 Fund	Fidelity Management & Research Company, LLC	1.25	15.34	13.41	11.09

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-GHW	Managed Asset Allocation	Fidelity Advisor Freedom 2040 Fund	Fidelity Management & Research Company, LLC	0.50	16.25
06-CCT	Managed Asset Allocation	Fidelity Advisor Freedom 2045 Fund	Fidelity Management & Research Company, LLC	0.75	15.88	13.99	11.75
06-284	Managed Asset Allocation	Fidelity Advisor Freedom 2045 Fund	Fidelity Management & Research Company, LLC	1.25	15.38	13.42	11.20
06-GHX	Managed Asset Allocation	Fidelity Advisor Freedom 2045 Fund	Fidelity Management & Research Company, LLC	0.50	16.24
06-CCV	Managed Asset Allocation	Fidelity Advisor Freedom 2050 Fund	Fidelity Management & Research Company, LLC	0.75	15.95	13.98	11.81
06-286	Managed Asset Allocation	Fidelity Advisor Freedom 2050 Fund	Fidelity Management & Research Company, LLC	1.25	15.38	13.42	11.25
06-GHY	Managed Asset Allocation	Fidelity Advisor Freedom 2050 Fund	Fidelity Management & Research Company, LLC	0.50	16.22
06-CCW	Managed Asset Allocation	Fidelity Advisor Freedom 2055 Fund	Fidelity Management & Research Company, LLC	0.75	15.94	13.98	11.89
06-394	Managed Asset Allocation	Fidelity Advisor Freedom 2055 Fund	Fidelity Management & Research Company, LLC	1.25	15.37	13.41	11.33
06-GJC	Managed Asset Allocation	Fidelity Advisor Freedom 2055 Fund	Fidelity Management & Research Company, LLC	0.50	16.22
06-CCX	Managed Asset Allocation	Fidelity Advisor Freedom 2060 Fund	Fidelity Management & Research Company, LLC	0.75	15.87	13.98
06-CHG	Managed Asset Allocation	Fidelity Advisor Freedom 2060 Fund	Fidelity Management & Research Company, LLC	1.25	15.33	13.40
06-GJF	Managed Asset Allocation	Fidelity Advisor Freedom 2060 Fund	Fidelity Management & Research Company, LLC	0.50	16.22
06-63V	Managed Asset Allocation	Fidelity Advisor Freedom 2065	Fidelity Management & Research Company, LLC	1.25	15.34
06-63P	Managed Asset Allocation	Fidelity Advisor Freedom 2065	Fidelity Management & Research Company, LLC	0.75	15.91
06-63Y	Managed Asset Allocation	Fidelity Advisor Freedom 2065	Fidelity Management & Research Company, LLC	0.50	16.24
06-64C	Managed Asset Allocation	Fidelity Advisor Freedom Blend 2065	Fidelity Management & Research Company, LLC	0.34	16.34
06-111	Managed Asset Allocation	Fidelity Advisor Freedom Income Fund	Fidelity Management & Research Company, LLC	0.97	2.63	5.25	4.25

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-CCG	Managed Asset Allocation	Fidelity Advisor Freedom Income Fund	Fidelity Management & Research Company, LLC	0.47	3.12	5.77	4.77
06-GJG	Managed Asset Allocation	Fidelity Advisor Freedom Income Fund	Fidelity Management & Research Company, LLC	0.37	3.22
06-46H	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2015 Fund	Fidelity Management & Research Company, LLC	0.28	7.05
06-43N	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2020 Fund	Fidelity Management & Research Company, LLC	0.29	8.75
06-43P	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2025 Fund	Fidelity Management & Research Company, LLC	0.30	9.92
06-43R	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2030 Fund	Fidelity Management & Research Company, LLC	0.32	11.39
06-43T	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2035 Fund	Fidelity Management & Research Company, LLC	0.33	14.28
06-43V	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2040 Fund	Fidelity Management & Research Company, LLC	0.34	16.46
06-43W	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2045 Fund	Fidelity Management & Research Company, LLC	0.34	16.52
06-43X	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2050 Fund	Fidelity Management & Research Company, LLC	0.34	16.42
06-43Y	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2055 Fund	Fidelity Management & Research Company, LLC	0.34	16.5
06-44C	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2060 Fund	Fidelity Management & Research Company, LLC	0.34	16.47
06-44F	Managed Asset Allocation	Fidelity Advisor Freedom® Blend Income Fund	Fidelity Management & Research Company, LLC	0.26	2.98
06-265	Large Cap Equity	Fidelity Advisor Growth & Income Fund	Fidelity Management & Research Company, LLC	1.20	25.11	12.78	13.37
06-125	Large Cap Equity	Fidelity Advisor Growth Opportunities Fund	Fidelity Management & Research Company, LLC	1.30	11.14	31.96	22.36
06-4G3	Specialty	Fidelity Advisor Industrials	Fidelity Management & Research Company, LLC	0.64	17.08
06-FVJ	Foreign Equity	Fidelity Advisor International Capital Appreciation Fund	Fidelity Management & Research Company, LLC	0.85	12.45
06-155	Foreign Equity	Fidelity Advisor International Capital Appreciation Fund	Fidelity Management & Research Company, LLC	1.49	11.71	16.02	12.41

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4G4	Specialty	Fidelity Advisor International Real Estate	Fidelity Management & Research Company, LLC	0.81	12.05
06-4XH	Foreign Equity	Fidelity Advisor International Small Cap	Fidelity Management & Research Company, LLC	0.89	13.58
06-233	Mid Cap Equity	Fidelity Advisor Leveraged Company Stock Fund	Fidelity Management & Research Company, LLC	1.30	24.81	15.23	14.39
06-232	Mid Cap Equity	Fidelity Advisor Leveraged Company Stock Fund	Fidelity Management & Research Company, LLC	1.05	25.15	15.52	14.66
06-3HN	Mid Cap Equity	Fidelity Advisor Mid Cap Value Fund	Fidelity Management & Research Company, LLC	0.29	34.11
06-295	Large Cap Equity	Fidelity Advisor New Insights Fund	Fidelity Management & Research Company, LLC	1.11	24.28	19.41	16.03
06-166	Large Cap Equity	Fidelity Advisor New Insights Fund	Fidelity Management & Research Company, LLC	1.36	23.97	19.11	15.74
06-FVK	Large Cap Equity	Fidelity Advisor New Insights Fund	Fidelity Management & Research Company, LLC	0.74	24.76	19.86
06-165	Foreign Equity	Fidelity Advisor Overseas Fund	Fidelity Management & Research Company, LLC	1.65	18.65	13.62	10.22
06-047	Specialty	Fidelity Advisor Real Estate Fund	Fidelity Management & Research Company, LLC	0.88	38.77	9.15	10.22
06-391	Specialty	Fidelity Advisor Real Estate Fund	Fidelity Management & Research Company, LLC	1.31	38.19	8.64	9.70
06-392	Specialty	Fidelity Advisor Real Estate Fund	Fidelity Management & Research Company, LLC	1.09	38.51	8.88	9.95
06-GKP	Specialty	Fidelity Advisor Real Estate Income Fund	Fidelity Management & Research Company, LLC	0.71	18.98	8.15	8.76
06-275	Small Cap Equity	Fidelity Advisor Small Cap Fund	Fidelity Management & Research Company, LLC	1.46	30.97	13.72	12.36
06-393	Small Cap Equity	Fidelity Advisor Small Cap Fund	Fidelity Management & Research Company, LLC	1.23	31.29	13.98	12.61
06-4TT	Small Cap Value	Fidelity Advisor Small Cap Value	Fidelity Management & Research Company, LLC	0.85	38.32
06-841	Large Cap Equity	Fidelity Advisor Stock Selector All Cap Fund	Fidelity Management & Research Company, LLC	1.21	22.48	17.76
06-270	Mid Cap Equity	Fidelity Advisor Stock Selector Mid Cap Fund	Fidelity Management & Research Company, LLC	1.38	22.62	14.15	13.35

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-043	Large Cap Equity	Fidelity Advisor Strategic Dividend & Income Fund	Fidelity Management & Research Company, LLC	1.24	18.42	11.11	10.89
06-026	Large Cap Equity	Fidelity Advisor Strategic Dividend & Income Fund	Fidelity Management & Research Company, LLC	0.73	18.96	11.65	11.46
06-110	Intermediate Bond	Fidelity Advisor Strategic Income Fund	Fidelity Management & Research Company, LLC	0.97	3.58	5.18	4.61
06-4N4	Specialty	Fidelity Advisor Technology	Fidelity Management & Research Company, LLC	0.60	27.74
06-027	Intermediate Bond	Fidelity Advisor Total Bond Fund	Fidelity Management & Research Company, LLC	0.50	-0.15	4.38	3.79
06-044	Intermediate Bond	Fidelity Advisor Total Bond Fund	Fidelity Management & Research Company, LLC	0.75	-0.3	4.13	3.53
06-FVM	Intermediate Bond	Fidelity Advisor Total Bond Fund	Fidelity Management & Research Company, LLC	0.36	0.08	4.54
06-323	Mid Cap Equity	Fidelity Advisor Value Fund	Fidelity Management & Research Company, LLC	1.40	34.43	12.57	13.45
06-322	Mid Cap Equity	Fidelity Advisor Value Fund	Fidelity Management & Research Company, LLC	1.15	34.76	12.87	13.75
06-3WN	Foreign Equity	Fidelity Emerging Markets Index Fund	Fidelity Management & Research Company, LLC	0.08	-3.04	9.69	5.30
06-3WJ	Mid Cap Equity	Fidelity Extended Market Index Fund	Fidelity Management & Research Company, LLC	0.04	12.41	15.30	14.93
06-4N3	Managed Asset Allocation	Fidelity Four In One Index	Fidelity Management & Research Company, LLC	0.12	17.05	13.66	12.15
06-67X	Managed Asset Allocation	Fidelity Freedom Index 2005 Prem	Fidelity Management & Research Company, LLC	0.06	3.5
06-67Y	Managed Asset Allocation	Fidelity Freedom Index 2010 Prem	Fidelity Management & Research Company, LLC	0.06	5.17
06-69C	Managed Asset Allocation	Fidelity Freedom Index 2015 Prem	Fidelity Management & Research Company, LLC	0.06	6.8
06-69F	Managed Asset Allocation	Fidelity Freedom Index 2020 Prem	Fidelity Management & Research Company, LLC	0.06	8.49
06-69G	Managed Asset Allocation	Fidelity Freedom Index 2025 Prem	Fidelity Management & Research Company, LLC	0.06	9.65
06-69H	Managed Asset Allocation	Fidelity Freedom Index 2030 Prem	Fidelity Management & Research Company, LLC	0.06	10.92

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-69J	Managed Asset Allocation	Fidelity Freedom Index 2035 Prem	Fidelity Management & Research Company, LLC	0.06	13.82
06-69K	Managed Asset Allocation	Fidelity Freedom Index 2040 Prem	Fidelity Management & Research Company, LLC	0.06	15.99
06-69M	Managed Asset Allocation	Fidelity Freedom Index 2045 Prem	Fidelity Management & Research Company, LLC	0.06	15.95
06-69N	Managed Asset Allocation	Fidelity Freedom Index 2050 Prem	Fidelity Management & Research Company, LLC	0.06	16.01
06-69P	Managed Asset Allocation	Fidelity Freedom Index 2055 Prem	Fidelity Management & Research Company, LLC	0.06	15.95
06-69R	Managed Asset Allocation	Fidelity Freedom Index 2060 Prem	Fidelity Management & Research Company, LLC	0.06	15.99
06-69T	Managed Asset Allocation	Fidelity Freedom Index 2065 Prem	Fidelity Management & Research Company, LLC	0.06	15.97
06-67W	Managed Asset Allocation	Fidelity Freedom Index Inc Prem	Fidelity Management & Research Company, LLC	0.06	2.8
06-4C3	Managed Asset Allocation	Fidelity Freedom® Index 2005 Fund	Fidelity Management & Research Company, LLC	0.12	3.45	6.33	5.41
06-49Y	Managed Asset Allocation	Fidelity Freedom® Index 2010 Fund	Fidelity Management & Research Company, LLC	0.12	5.04	7.46	6.53
06-4C4	Managed Asset Allocation	Fidelity Freedom® Index 2015 Fund	Fidelity Management & Research Company, LLC	0.12	6.73	8.61	7.30
06-4C6	Managed Asset Allocation	Fidelity Freedom® Index 2020 Fund	Fidelity Management & Research Company, LLC	0.12	8.41	9.60	8.05
06-4C7	Managed Asset Allocation	Fidelity Freedom® Index 2025 Fund	Fidelity Management & Research Company, LLC	0.12	9.51	10.35	8.95
06-4C9	Managed Asset Allocation	Fidelity Freedom® Index 2030 Fund	Fidelity Management & Research Company, LLC	0.12	10.83	11.53	9.80
06-4CC	Managed Asset Allocation	Fidelity Freedom® Index 2035 Fund	Fidelity Management & Research Company, LLC	0.12	13.7	12.99	10.93
06-4CF	Managed Asset Allocation	Fidelity Freedom® Index 2040 Fund	Fidelity Management & Research Company, LLC	0.12	15.88	13.74	11.34
06-4CG	Managed Asset Allocation	Fidelity Freedom® Index 2045 Fund	Fidelity Management & Research Company, LLC	0.12	15.95	13.74	11.42
06-4CH	Managed Asset Allocation	Fidelity Freedom® Index 2050 Fund	Fidelity Management & Research Company, LLC	0.12	15.92	13.74	11.46

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4CJ	Managed Asset Allocation	Fidelity Freedom® Index 2055 Fund	Fidelity Management & Research Company, LLC	0.12	15.88	13.73	11.57
06-4CK	Managed Asset Allocation	Fidelity Freedom® Index 2060 Fund	Fidelity Management & Research Company, LLC	0.12	15.88	13.74
06-4F3	Managed Asset Allocation	Fidelity Freedom® Index 2065 Fund	Fidelity Management & Research Company, LLC	0.12	15.88
06-4F4	Managed Asset Allocation	Fidelity Freedom® Index Income Fund	Fidelity Management & Research Company, LLC	0.12	2.79	5.48	4.25
06-3WK	Intermediate Bond	Fidelity Inflation-Protected Bond Index Fund	Fidelity Management & Research Company, LLC	0.05	5.93	5.26
06-3HX	Foreign Equity	Fidelity International Index Fund	Fidelity Management & Research Company, LLC	0.04	11.45	9.78	8.21
06-4H6	Intermediate Bond	Fidelity International Sustainability Index Fund	Fidelity Management & Research Company, LLC	0.20	7.65
06-4RK	Large Cap Growth	Fidelity Large Cap Growth Index	Fidelity Management & Research Company, LLC	0.04	27.58	25.25
06-4RJ	Large Cap Value	Fidelity Large Cap Value Index	Fidelity Management & Research Company, LLC	0.04	25.11	11.19
06-3HW	Mid Cap Equity	Fidelity Mid Cap Index Fund	Fidelity Management & Research Company, LLC	0.03	22.56	15.08	14.89
06-3WP	Specialty	Fidelity Real Estate Index Fund	Fidelity Management & Research Company, LLC	0.07	40.66	8.80	10.24
06-3HV	Small Cap Equity	Fidelity Small Cap Index Fund	Fidelity Management & Research Company, LLC	0.03	14.71	12.11	13.38
06-4H4	Managed Asset Allocation	Fidelity Sustainability Bond Index Fund	Fidelity Management & Research Company, LLC	0.10	-1.98
06-3WH	Foreign Equity	Fidelity Total International Index Fund	Fidelity Management & Research Company, LLC	0.06	8.47	9.85
06-3MR	Large Cap Equity	Fidelity Total Market Index Fund	Fidelity Management & Research Company, LLC	0.02	25.65	17.93	16.25
06-3HT	Intermediate Bond	Fidelity U.S. Bond Index Fund	Fidelity Management & Research Company, LLC	0.03	-1.79	3.52	2.86
06-3X3	Large Cap Equity	Fidelity US Sustainability Index Fund	Fidelity Management & Research Company, LLC	0.11	31.57
06-230	Balanced	Fidelity VIP Asset Manager Portfolio	Fidelity Management & Research Company, LLC	0.60	9.92	10.01	8.65

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-245	Large Cap Equity	Fidelity VIP Contrafund Portfolio	Fidelity Management & Research Company, LLC	0.61	27.83	20.17	16.64
06-205	Large Cap Equity	Fidelity VIP Equity-Income Portfolio	Fidelity Management & Research Company, LLC	0.53	24.89	11.95	12.53
06-210	Large Cap Equity	Fidelity VIP Growth Portfolio	Fidelity Management & Research Company, LLC	0.62	23.21	26.29	19.70
06-215	High Yield Bond	Fidelity VIP High Income Portfolio	Fidelity Management & Research Company, LLC	0.67	4.41	5.01	5.61
06-220	Foreign Equity	Fidelity VIP Overseas Portfolio	Fidelity Management & Research Company, LLC	0.79	19.7	14.44	10.83
06-3VC	World Stock	First Eagle Global Fund	First Eagle Investment Management, LLC	0.79	12.59
06-3VF	Foreign Equity	First Eagle Overseas Fund	First Eagle Investment Management, LLC	0.80	5.31
06-3RY	Large Cap Equity	Franklin DynaTech Fund	Franklin Templeton Institutional, LLC	0.50	12.95	28.69
06-3T3	Large Cap Equity	Franklin Equity Income Fund	Franklin Templeton Institutional, LLC	0.50	25.62	13.30
06-819	Large Cap Equity	Franklin Growth Fund	Franklin Templeton Institutional, LLC	0.82	21.8	20.84	17.01
06-818	Large Cap Equity	Franklin Growth Fund	Franklin Templeton Institutional, LLC	1.07	21.49	20.54	16.72
06-CMX	Large Cap Equity	Franklin Growth Fund	Franklin Templeton Institutional, LLC	0.57	22.1	21.14	17.31
06-4PN	Large Cap Growth	Franklin Growth Opportunities Fund	Franklin Templeton Institutional, LLC	0.58	17.92	24.29
06-CMW	Large Cap Equity	Franklin Growth Opportunities Fund	Franklin Templeton Institutional, LLC	1.16	17.25	23.54	17.13
06-CNW	Large Cap Equity	Franklin Growth Opportunities Fund	Franklin Templeton Institutional, LLC	0.66	17.82	24.14	17.71
06-FXP	Large Cap Equity	Franklin Growth Series	Franklin Templeton Institutional, LLC	0.48	22.19	21.27
06-GKR	Managed Asset Allocation	Franklin Income Fund	Franklin Templeton Institutional, LLC	0.40	17.99	7.93
06-724	Balanced	Franklin Income Fund	Franklin Templeton Institutional, LLC	0.96	17.16	7.27	7.31
06-719	Balanced	Franklin Income Fund	Franklin Templeton Institutional, LLC	0.46	17.5	7.80	7.86
06-3T4	Foreign Equity	Franklin International Growth Fund	Franklin Templeton Institutional, LLC	0.74	1.54	16.94
06-3TN	Balanced	Franklin Managed Income Fund	Franklin Templeton Institutional, LLC	0.60	15.54	9.09
06-726	World Stock	Franklin Mutual Global Discovery Fund	Franklin Templeton Institutional, LLC	1.51	19.1	6.41	8.11
06-FXR	World Stock	Franklin Mutual Global Discovery Fund	Franklin Templeton Institutional, LLC	0.90	19.84	7.06
06-723	World Stock	Franklin Mutual Global Discovery Fund	Franklin Templeton Institutional, LLC	1.01	19.67	6.94	8.66
06-3T6	World Stock	Franklin Mutual Quest Fund	Franklin Templeton Institutional, LLC	0.75	11.67	4.22
06-4PG	Specialty	Franklin Real Estate Securities Fund	Franklin Templeton Institutional, LLC	0.65	41.35	11.41
06-3T7	Large Cap Equity	Franklin Rising Dividends Fund	Franklin Templeton Institutional, LLC	0.54	27.03	17.25
06-3T9	Small Cap Equity	Franklin Small Cap Growth Fund	Franklin Templeton Institutional, LLC	0.65	-0.35	17.49
06-247	Small Cap Equity	Franklin Small Cap Value Fund	Franklin Templeton Institutional, LLC	1.08	25.47	9.99	11.86

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-CMY	Small Cap Equity	Franklin Small Cap Value Fund	Franklin Templeton Institutional, LLC	0.83	25.8	10.27	12.16
06-GKT	Small Cap Equity	Franklin Small Cap Value Fund	Franklin Templeton Institutional, LLC	0.65	25.97	10.46
06-248	Small Cap Equity	Franklin Small Cap Value Fund	Franklin Templeton Institutional, LLC	1.33	25.16	9.72	11.60
06-3TC	Mid Cap Equity	Franklin Small-Mid Cap Growth Fund	Franklin Templeton Institutional, LLC	0.50	10.28	21.73
06-890	Mid Cap Equity	Franklin Small-Mid Cap Growth Fund	Franklin Templeton Institutional, LLC	1.11	9.63	20.95	15.74
06-CNC	Mid Cap Equity	Franklin Small-Mid Cap Growth Fund	Franklin Templeton Institutional, LLC	0.61	10.19	21.53	16.32
06-CXH	Intermediate Bond	Franklin Strategic Income Fund	Franklin Templeton Institutional, LLC	0.51	2.49	3.62
06-821	Intermediate Bond	Franklin Strategic Income Fund	Franklin Templeton Institutional, LLC	0.87	2.13	3.23	3.63
06-915	Intermediate Bond	Franklin Strategic Income Fund	Franklin Templeton Institutional, LLC	1.12	1.88	2.98	3.37
06-CNF	Intermediate Bond	Franklin Strategic Income Fund	Franklin Templeton Institutional, LLC	0.62	2.38	3.48	3.88
06-3RV	Intermediate Bond	Franklin U.S. Government Securities Fund	Franklin Templeton Institutional, LLC	0.53	-1.8	1.84
06-FNP	Specialty	Franklin Utilities Fund	Franklin Templeton Institutional, LLC	0.50	18.23	11.02
06-FPN	Specialty	Franklin Utilities Fund	Franklin Templeton Institutional, LLC	1.08	17.53	10.37	10.19
06-FPC	Specialty	Franklin Utilities Fund	Franklin Templeton Institutional, LLC	0.58	18.19	10.92	10.75
06-GKV	High Yield Bond	Frost Credit Fund	Frost Investment Advisors, LLC	0.71	5.32	5.64
06-GKW	Large Cap Equity	Frost Growth Equity Fund	Frost Investment Advisors, LLC	0.63	25.46	24.49	18.13
06-GKX	Intermediate Bond	Frost Total Return Bond Fund	Frost Investment Advisors, LLC	0.46	3.45	3.62	4.21
06-4PV	Intermediate Bond	Goldman Sachs Core Fixed Income Fund	Goldman Sachs Asset Management, L.P.	0.37	-1.76	4.08
06-3GG	Foreign Equity	Goldman Sachs Emerging Markets Equity Fund	Goldman Sachs Asset Management, L.P.	1.06	-2.44	13.68
06-CGJ	Fixed Interest Cash	Goldman Sachs Financial Square Government Fund	Goldman Sachs Asset Management, L.P.	0.83	0.03	0.58	0.29
06-CXJ	Fixed Interest Cash	Goldman Sachs Financial Square Government Fund	Goldman Sachs Asset Management, L.P.	0.18	0.03	1.01
06-CGH	Fixed Interest Cash	Goldman Sachs Financial Square Government Fund	Goldman Sachs Asset Management, L.P.	0.43	0.03	0.83	0.42
06-729	Mid Cap Equity	Goldman MidCap Sachs Growth Fund	Goldman Sachs Asset Management, L.P.	1.40	11.12	20.78	15.57
06-727	Mid Cap Equity	Goldman MidCap Sachs Growth Fund	Goldman Sachs Asset Management, L.P.	0.98	11.61	21.27	16.01
06-CXK	Mid Cap Equity	Goldman MidCap Sachs Growth Fund	Goldman Sachs Asset Management, L.P.	0.89	11.75	21.39

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-251	World Stock	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Asset Management, L.P.	1.09	16.41	11.71	9.83
06-249	World Stock	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Asset Management, L.P.	0.59	17.03	12.27	10.37
06-368	Foreign Equity	Goldman Sachs International Equity Insights Fund	Goldman Sachs Asset Management, L.P.	1.29	11.19	8.74	8.21
06-367	Foreign Equity	Goldman Sachs International Equity Insights Fund	Goldman Sachs Asset Management, L.P.	0.79	11.75	9.29	8.75
06-CXM	Foreign Equity	Goldman Sachs International Equity Insights Fund	Goldman Sachs Asset Management, L.P.	0.78	11.69	9.30
06-CKY	Large Cap Equity	Goldman Sachs Large Cap Growth Insights Fund	Goldman Sachs Asset Management, L.P.	1.04	29.15	21.85	18.42
06-CKX	Large Cap Equity	Goldman Sachs Large Cap Growth Insights Fund	Goldman Sachs Asset Management, L.P.	0.66	29.69	22.30	18.85
06-CXN	Large Cap Equity	Goldman Sachs Large Cap Growth Insights Fund	Goldman Sachs Asset Management, L.P.	0.53	29.84	22.48
06-068	Large Cap Equity	Goldman Sachs Large Cap Value Insights Fund	Goldman Sachs Asset Management, L.P.	1.06	28.58	11.00	12.61
06-052	Large Cap Equity	Goldman Sachs Large Cap Value Insights Fund	Goldman Sachs Asset Management, L.P.	0.68	29.07	11.42	13.02
06-CXP	Large Cap Equity	Goldman Sachs Large Cap Value Insights Fund	Goldman Sachs Asset Management, L.P.	0.55	29.26	11.58
06-253	Mid Cap Equity	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Asset Management, L.P.	1.34	30.23	12.77	12.62
06-252	Mid Cap Equity	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Asset Management, L.P.	0.84	30.89	13.34	13.19
06-CXR	Mid Cap Equity	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Asset Management, L.P.	0.83	30.94	13.34
06-842	World Stock	Goldman Sachs Satellite Strategies Fund	Goldman Sachs Asset Management, L.P.	1.51	7.94	6.15	5.06
06-728	World Stock	Goldman Sachs Satellite Strategies Fund	Goldman Sachs Asset Management, L.P.	1.13	8.5	6.54	5.43
06-46M	Small Cap Blend	Goldman Sachs Small Cap Equity	Goldman Sachs Asset Management, L.P.	0.83	23.89	11.15
06-254	Small Cap Equity	Goldman Sachs Small Cap Value Fund	Goldman Sachs Asset Management, L.P.	0.96	26.71	8.99	12.15
06-256	Small Cap Equity	Goldman Sachs Small Cap Value Fund	Goldman Sachs Asset Management, L.P.	1.46	26.06	8.45	11.59
06-CXT	Small Cap Equity	Goldman Sachs Small Cap Value Fund	Goldman Sachs Asset Management, L.P.	0.95	26.7	9.00
06-4NP	Mid Cap Growth	Goldman Sachs Small Mid Growth	Goldman Sachs Asset Management, L.P.	0.88	8.06	22.59
06-257	Specialty	Goldman Sachs Technology Opportunities Fund	Goldman Sachs Asset Management, L.P.	0.95	21.7	28.41	21.37

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-258	Specialty	Goldman Sachs Technology Opportunities Fund	Goldman Sachs Asset Management, L.P.	1.45	21.1	27.77	20.77
06-069	Large Cap Equity	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Asset Management, L.P.	1.06	28.94	16.89	15.53
06-053	Large Cap Equity	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Asset Management, L.P.	0.68	29.39	17.31	15.94
06-FXT	Large Cap Equity	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Asset Management, L.P.	0.55	29.57	17.48
06-3MT	World Stock	GuideStone Funds Aggressive Allocation Fund	Guidestone Capital Management	1.22	14.89	13.67	11.77
06-3MV	Balanced	GuideStone Funds Balanced Allocation Fund	Guidestone Capital Management	1.02	6.92	8.20	6.92
06-3MW	Balanced	GuideStone Funds Conservative Allocation Fund	Guidestone Capital Management	0.94	3.81	5.20	4.09
06-3MX	Balanced	GuideStone Funds Defensive Market Strategies Fund	Guidestone Capital Management	0.95	11.79	10.12	10.08
06-3YV	Foreign Equity	GuideStone Funds Emerging Markets Equity Fund	Guidestone Capital Management	1.12	-1.85	9.28
06-3YW	Large Cap Equity	GuideStone Funds Equity Index Fund	Guidestone Capital Management	0.13	28.28	18.44	16.45
06-3YY	Intermediate Bond	GuideStone Funds Global Bond Fund	Guidestone Capital Management	0.57	-2.31	3.37
06-43C	Specialty	GuideStone Funds Global Real Estate Securities Fund	Guidestone Capital Management	0.87	29.97	10.39
06-3MY	Balanced	GuideStone Funds Growth Allocation Fund	Guidestone Capital Management	1.13	11.56	11.08	9.33
06-43F	Large Cap Equity	GuideStone Funds Growth Equity Fund	Guidestone Capital Management	0.70	17.68	23.62	18.07
06-43G	Foreign Equity	GuideStone Funds International Equity Fund	Guidestone Capital Management	0.95	9.61	10.02	7.87
06-43H	Intermediate Bond	GuideStone Funds Medium-Duration Bond Fund	Guidestone Capital Management	0.39	-2.07	4.02	3.51
06-43J	Small Cap Equity	GuideStone Funds Small Cap Equity Fund	Guidestone Capital Management	1.00	22.09	12.80	12.88
06-43M	Large Cap Equity	GuideStone Funds Value Equity Fund	Guidestone Capital Management	0.69	24.61	11.17	12.69
06-49R	Large Cap Growth	Harbor Capital Appreciation	Harbor Capital Advisors, Inc.	0.59	15.74	26.43
06-49T	Mid Cap Value	Harbor Mid Cap Value	Harbor Capital Advisors, Inc.	0.77	30.09	7.30
06-3XH	World Stock	Hartford Climate Opportunities	Hartford Funds Management Company, LLC	0.69	14.88	16.96

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3YJ	Large Cap Equity	Hartford Core Equity Fund	Hartford Funds Management Company, LLC	0.38	24.62	18.92
06-3NW	Foreign Equity	Hartford Schroders International Multi-Cap Value Fund	Hartford Funds Management Company, LLC	0.76	13.91	7.38
06-3NX	Foreign Equity	Hartford Schroders International Stock Fund	Hartford Funds Management Company, LLC	0.75	11.49	14.73
06-3CT	Mid Cap Equity	Hartford Schroders US Small/Mid-Cap Opportunities Fund	Hartford Funds Management Company, LLC	1.24	25.57	12.28
06-924	World Stock	Invesco Active Allocation	Invesco Advisers, Inc.	1.10	13.92	11.35	9.75
06-893	World Stock	Invesco Active Allocation	Invesco Advisers, Inc.	0.86	14.24	11.62	10.04
06-023	Large Cap Equity	Invesco American Franchise Fund	Invesco Advisers, Inc.	0.97	11.85	21.57	17.15
06-4HF	Mid Cap Value	Invesco American Value	Invesco Advisers, Inc.	0.75	28.02	9.40
06-054	Mid Cap Equity	Invesco American Value Fund	Invesco Advisers, Inc.	0.93	27.79	9.22	11.02
06-070	Mid Cap Equity	Invesco American Value Fund	Invesco Advisers, Inc.	1.18	27.49	8.95	10.75
06-4PM	Large Cap Value	Invesco Comstock Fund	Invesco Advisers, Inc.	0.42	33.84	11.83
06-772	Large Cap Equity	Invesco Comstock Fund	Invesco Advisers, Inc.	1.07	33.02	11.10	12.50
06-771	Large Cap Equity	Invesco Comstock Fund	Invesco Advisers, Inc.	0.82	33.32	11.37	12.79
06-317	Large Cap Equity	Invesco Comstock Select	Invesco Advisers, Inc.	0.96	30.11	11.19	11.63
06-762	Large Cap Equity	Invesco Comstock Select	Invesco Advisers, Inc.	0.71	30.45	11.46	11.93
06-926	Intermediate Bond	Invesco Core Bond	Invesco Advisers, Inc.	0.71	-1.59	3.95	3.88
06-894	Intermediate Bond	Invesco Core Bond	Invesco Advisers, Inc.	0.46	-1.19	4.27	4.13
06-3G7	Intermediate Bond	Invesco Core Plus Bond Fund	Invesco Advisers, Inc.	0.46	-0.36	4.69
06-3W4	Intermediate Bond	Invesco Corporate Bond Fund	Invesco Advisers, Inc.	0.36	0.69	6.30
06-466	Foreign Equity	Invesco Developing Markets	Invesco Advisers, Inc.	1.22	-7.5	9.74	6.19
06-DDD	Foreign Equity	Invesco Developing Markets	Invesco Advisers, Inc.	0.82	-7.13	10.19	6.65
06-571	Foreign Equity	Invesco Developing Markets	Invesco Advisers, Inc.	0.97	-7.25	10.02	6.47
06-4HH	Mid Cap Growth	Invesco Disc Mid Cap Growth	Invesco Advisers, Inc.	1.32	18.54	22.31	16.98
06-4HC	Mid Cap Growth	Invesco Disc Mid Cap Growth	Invesco Advisers, Inc.	0.71	19.17
06-4H9	Mid Cap Growth	Invesco Disc Mid Cap Growth	Invesco Advisers, Inc.	1.05	18.87	22.62	17.29
06-3F3	Mid Cap Equity	Invesco Disc Mid Cap Growth	Invesco Advisers, Inc.	0.65	19.27	23.12
06-817	Large Cap Equity	Invesco Diversified Dividend Fund	Invesco Advisers, Inc.	0.78	19.04	8.32	11.39
06-816	Large Cap Equity	Invesco Diversified Dividend Fund	Invesco Advisers, Inc.	0.84	18.93	8.24	11.33
06-CXV	Large Cap Equity	Invesco Diversified Dividend Fund	Invesco Advisers, Inc.	0.44	19.38	8.67
06-810	Specialty	Invesco Energy Fund	Invesco Advisers, Inc.	1.57	55.97	-5.71	-4.15

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-835	Specialty	Invesco Energy Fund	Invesco Advisers, Inc.	1.57	55.98	-5.72	-4.16
06-46C	Large Cap Blend	Invesco Equally Weighted S&P 500 Fund Class	Invesco Advisers, Inc.	0.16	29.4	15.58
06-193	Foreign Equity	Invesco EQV International Equity Fund	Invesco Advisers, Inc.	1.60	5.28	9.44	7.41
06-192	Foreign Equity	Invesco EQV International Equity Fund	Invesco Advisers, Inc.	1.00	5.87	10.08	8.04
06-CXW	Foreign Equity	Invesco EQV International Equity Fund	Invesco Advisers, Inc.	0.91	5.93	10.17
06-4FY	Foreign Equity	Invesco EQV International Small Company	Invesco Advisers, Inc.	1.16	18.88	11.37
06-071	Specialty	Invesco Floating Rate ESG	Invesco Advisers, Inc.	1.06	6.23	3.71	4.30
06-FXV	Specialty	Invesco Floating Rate ESG	Invesco Advisers, Inc.	0.74	6.41	4.03
06-055	Specialty	Invesco Floating Rate ESG	Invesco Advisers, Inc.	0.81	6.5	3.96	4.56
06-763	World Stock	Invesco Global	Invesco Advisers, Inc.	1.06	15.36	17.93	14.00
06-FYV	World Stock	Invesco Global	Invesco Advisers, Inc.	0.68	15.78	18.39
06-752	World Stock	Invesco Global	Invesco Advisers, Inc.	0.83	15.63	18.21	14.28
06-229	World Stock	Invesco Global Low Volatility Equity Yield Fund	Invesco Advisers, Inc.	0.98	15.15	6.19	6.85
06-465	World Stock	Invesco Global Low Volatility Equity Yield Fund	Invesco Advisers, Inc.	1.23	14.84	5.79	6.40
06-FYW	Foreign Equity	Invesco Global Opportunities	Invesco Advisers, Inc.	0.70	0.47	17.87
06-556	World Stock	Invesco Global Opportunities	Invesco Advisers, Inc.	1.10	0.12	17.41	15.47
06-843	World Stock	Invesco Global Opportunities	Invesco Advisers, Inc.	0.86	0.37	17.69	15.76
06-288	Intermediate Bond	Invesco Global Strategic Income	Invesco Advisers, Inc.	0.97	-3.24	2.31	3.06
06-751	Intermediate Bond	Invesco Global Strategic Income	Invesco Advisers, Inc.	0.73	-3.28	2.50	3.30
06-463	Specialty	Invesco Gold & Special Min	Invesco Advisers, Inc.	1.05	-2.87	14.52	-1.01
06-34Y	Specialty	Invesco Gold & Special Min	Invesco Advisers, Inc.	0.66	-2.46	14.98
06-753	Specialty	Invesco Gold & Special Min	Invesco Advisers, Inc.	0.81	-2.62	14.77	-0.80
06-845	Specialty	Invesco Health Care	Invesco Advisers, Inc.	1.07	12.19	14.47	13.99
06-815	Specialty	Invesco Health Care	Invesco Advisers, Inc.	1.07	12.19	14.47	13.98
06-297	Intermediate Bond	Invesco International Bond	Invesco Advisers, Inc.	1.01	-10.23	2.09	1.90
06-FYX	Intermediate Bond	Invesco International Bond	Invesco Advisers, Inc.	0.62	-9.9	2.46
06-754	Intermediate Bond	Invesco International Bond	Invesco Advisers, Inc.	0.76	-10	2.35	2.18
06-319	Foreign Equity	Invesco International Growth	Invesco Advisers, Inc.	1.13	10.57	12.04	9.65
06-FNC	Foreign Equity	Invesco International Growth	Invesco Advisers, Inc.	0.69	10.99	12.50
06-756	Foreign Equity	Invesco International Growth	Invesco Advisers, Inc.	0.88	10.86	12.32	9.94

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-764	Foreign Equity	Invesco International Small-Mid Company Fund	Invesco Advisers, Inc.	1.34	13.86	17.23	16.24
06-FCC	Foreign Equity	Invesco International Small-Mid Company Fund	Invesco Advisers, Inc.	0.95	14.25	17.69	16.72
06-757	Foreign Equity	Invesco International Small-Mid Company Fund	Invesco Advisers, Inc.	1.10	14.14	17.51	16.55
06-766	Large Cap Equity	Invesco Main Street All Cap	Invesco Advisers, Inc.	1.12	26.54	15.94	13.83
06-758	Large Cap Equity	Invesco Main Street All Cap	Invesco Advisers, Inc.	0.88	26.9	16.23	14.12
06-262	Small Cap Equity	Invesco Main Street Mid Cap	Invesco Advisers, Inc.	1.11	23.02	12.29	12.63
06-4HG	Mid Cap Blend	Invesco Main Street Mid Cap	Invesco Advisers, Inc.	1.37	22.73	12.02	12.34
06-759	Small Cap Equity	Invesco Main Street Mid Cap	Invesco Advisers, Inc.	0.87	23.31	12.58	12.94
06-078	Specialty	Invesco Senior Floating Rate	Invesco Advisers, Inc.	1.08	8.63	1.78	3.41
06-GCC	Specialty	Invesco Senior Floating Rate	Invesco Advisers, Inc.	0.75	9.16	2.15
06-062	Specialty	Invesco Senior Floating Rate	Invesco Advisers, Inc.	0.83	9.08	2.05	3.69
06-595	Small Cap Equity	Invesco Small Cap Growth Fund	Invesco Advisers, Inc.	1.40	7.07	18.64	16.29
06-320	Small Cap Equity	Invesco Small Cap Growth Fund	Invesco Advisers, Inc.	1.15	7.33	18.94	16.58
06-CXX	Small Cap Equity	Invesco Small Cap Growth Fund	Invesco Advisers, Inc.	0.71	7.8	19.48
06-6CH	Specialty	Invesco SteelPath MLP Income	Invesco Advisers, Inc.	-	-	-	-
06-855	Specialty	Invesco Technology Fund	Invesco Advisers, Inc.	1.10	14.09	24.69	17.10
06-805	Specialty	Invesco Technology Fund	Invesco Advisers, Inc.	1.00	14.27	24.82	17.21
06-813	Large Cap Equity	Invesco Value Opportunities Fund	Invesco Advisers, Inc.	1.47	35.11	11.52
06-814	Large Cap Equity	Invesco Value Opportunities Fund	Invesco Advisers, Inc.	1.22	35.59	11.80	11.87
06-3VK	Foreign Equity	iShares MSCI EAFE International Index Fund	BlackRock Advisors, LLC	0.04	11.33	9.74	8.00
06-46N	Foreign Blend	iShares MSCI Total International Index	BlackRock Advisors, LLC	0.11	7.7	9.70	7.28
06-46P	Large Cap Blend	iShares Russell 1000 Large Cap Index	BlackRock Advisors, LLC	0.08	26.37	18.33	16.43
06-3GR	Small Cap Equity	iShares Russell 2000 Small-Cap Index Fund	BlackRock Advisors, LLC	0.07	14.78	12.07	13.28
06-3GM	Mid Cap Equity	iShares Russell Mid-Cap Index Fund	BlackRock Advisors, LLC	0.06	22.57	15.06
06-3G4	Large Cap Equity	iShares S&P 500 Index Fund	BlackRock Advisors, LLC	0.03	28.65	18.45	16.49
06-3XR	Large Cap Equity	iShares Total U.S. Stock Market Index Fund	BlackRock Advisors, LLC	0.03	25.57	17.90
06-3VM	Intermediate Bond	iShares U.S. Aggregate Bond Index Fund	BlackRock Advisors, LLC	0.05	-1.8	3.49	2.76
06-612	Balanced	Janus Henderson Balanced Fund	Janus Henderson Investors US, LLC	1.32	16.46	13.68	11.02

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-CYC	Balanced	Janus Henderson Balanced Fund	Janus Henderson Investors US, LLC	0.57	17.32	14.53
06-611	Balanced	Janus Henderson Balanced Portfolio	Janus Henderson Investors US, LLC	0.87	16.91	14.10	11.53
06-4TJ	World Bond	Janus Henderson Developed Word Bond Fund	Janus Henderson Investors US, LLC	0.56	-0.5	5.02
06-CMF	Mid Cap Equity	Janus Henderson Enterprise Fund	Janus Henderson Investors US, LLC	1.16	16.92	18.62	16.51
06-CMC	Mid Cap Equity	Janus Henderson Enterprise Fund	Janus Henderson Investors US, LLC	1.17	16.97	18.67	16.55
06-CYF	Mid Cap Equity	Janus Henderson Enterprise Fund	Janus Henderson Investors US, LLC	0.66	17.5	19.21
06-CYG	Intermediate Bond	Janus Henderson Flexible Bond Fund	Janus Henderson Investors US, LLC	0.43	-0.72	4.44
06-601	Intermediate Bond	Janus Henderson Flexible Bond Portfolio	Janus Henderson Investors US, LLC	0.58	-0.9	4.24	3.68
06-154	Large Cap Equity	Janus Henderson Forty Fund	Janus Henderson Investors US, LLC	1.42	22.2	24.41	19.46
06-603	Large Cap Equity	Janus Henderson Forty Fund	Janus Henderson Investors US, LLC	1.01	22.66	24.89	19.90
06-GMK	Foreign Equity	Janus Henderson Global Equity Income Fund	Janus Henderson Investors US, LLC	1.25	12.54
06-GMJ	Foreign Equity	Janus Henderson Global Equity Income Fund	Janus Henderson Investors US, LLC	0.72	13.04	7.12
06-GMH	Foreign Equity	Janus Henderson Global Equity Income Fund	Janus Henderson Investors US, LLC	1.14	12.47	6.72	6.99
06-CGW	Specialty	Janus Henderson Global Life Sciences Fund	Janus Henderson Investors US, LLC	1.18	6.41	16.83	18.23
06-CGX	Specialty	Janus Henderson Global Life Sciences Fund	Janus Henderson Investors US, LLC	0.92	6.71	17.14	18.53
06-3WT	Specialty	Janus Henderson Global Life Sciences Fund	Janus Henderson Investors US, LLC	0.67	6.94
06-600	World Stock	Janus Henderson Global Research Portfolio	Janus Henderson Investors US, LLC	0.84	18.09	16.70	13.59
06-3CM	Specialty	Janus Henderson Global Technology Fund	Janus Henderson Investors US, LLC	0.67	17.91
06-156	Large Cap Equity	Janus Henderson Growth and Income Fund	Janus Henderson Investors US, LLC	1.41	28.11	16.45	15.13
06-261	Mid Cap Equity	Janus Henderson Mid Cap Value Fund	Janus Henderson Investors US, LLC	1.27	18.84	8.07	9.53
06-604	Mid Cap Equity	Janus Henderson Mid Cap Value Fund	Janus Henderson Investors US, LLC	0.97	19.16	8.39	9.86
06-259	Mid Cap Equity	Janus Henderson Mid Cap Value Portfolio	Janus Henderson Investors US, LLC	1.05	19.42	8.48	10.02

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3GW	Intermediate Bond	Janus Henderson Multi-Sector Income Fund	Janus Henderson Investors US, LLC	0.60	3.33	5.46
06-6CC	Foreign Blend	Janus Henderson Overseas N	Janus Henderson Investors US, LLC	-	-	-	-
06-919	Large Cap Equity	Janus Henderson Research Fund	Janus Henderson Investors US, LLC	1.03	19.94	21.14	17.32
06-888	Large Cap Equity	Janus Henderson Research Fund	Janus Henderson Investors US, LLC	0.86	20.18	21.34	17.49
06-615	Small Cap Equity	Janus Henderson Small Cap Value Fund	Janus Henderson Investors US, LLC	1.18	22.22	6.79	9.84
06-FCH	Small Cap Equity	Janus Henderson Small Cap Value Fund	Janus Henderson Investors US, LLC	0.67	22.85	7.33
06-921	Small Cap Equity	Janus Henderson Triton Fund	Janus Henderson Investors US, LLC	1.16	6.69	15.89	14.89
06-889	Small Cap Equity	Janus Henderson Triton Fund	Janus Henderson Investors US, LLC	1.35	6.74	15.94	14.94
06-CYH	Small Cap Equity	Janus Henderson Triton Fund	Janus Henderson Investors US, LLC	0.66	7.21	16.47
06-954	Large Cap Equity	Janus Henderson U.S. Managed Volatility Fund	Janus Henderson Investors US, LLC	1.05	19.2	13.74	13.65
06-3P3	Small Cap Equity	Janus Henderson Venture Fund	Janus Henderson Investors US, LLC	0.67	7.79	16.72
06-3TF	Balanced	John Hancock Balanced Fund	John Hancock Advisers, LLC	0.65	14.97	12.20	11.14
06-3HM	Intermediate Bond	John Hancock Bond Fund	John Hancock Advisers, LLC	0.36	-0.08	4.72	4.82
06-4TN	Mid Cap Value	John Hancock Disciplined Value Mid Cap	John Hancock Advisers, LLC	0.75	27.05	11.63	14.39
06-3X7	Intermediate Bond	John Hancock ESG Core Bond Fund	John Hancock Advisers, LLC	0.51	-1.84	2.66
06-3X6	Foreign Equity	John Hancock ESG International Equity Fund	John Hancock Advisers, LLC	0.86	-0.97	11.84
06-3X4	Large Cap Equity	John Hancock ESG Large Cap Core Fund	John Hancock Advisers, LLC	0.76	30.25	18.74
06-3VV	Large Cap Equity	John Hancock Fundamental Large Cap Core Fund	John Hancock Advisers, LLC	0.67	29.67	17.26	16.26
06-3GN	Managed Asset Allocation	John Hancock Funds Multi-Index 2010 Lifetime Portfolio	John Hancock Advisers, LLC	0.37	7.11	7.58
06-3H3	Managed Asset Allocation	John Hancock Funds Multi-Index 2015 Lifetime Portfolio	John Hancock Advisers, LLC	0.37	8.34	8.25
06-3H4	Managed Asset Allocation	John Hancock Funds Multi-Index 2020 Lifetime Portfolio	John Hancock Advisers, LLC	0.36	9.57	9.14
06-3H6	Managed Asset Allocation	John Hancock Funds Multi-Index 2025 Lifetime Portfolio	John Hancock Advisers, LLC	0.35	12.03	10.56
06-3H7	Managed Asset Allocation	John Hancock Funds Multi-Index 2030 Lifetime Portfolio	John Hancock Advisers, LLC	0.33	14.12	11.76
06-3H9	Managed Asset Allocation	John Hancock Funds Multi-Index 2035 Lifetime Portfolio	John Hancock Advisers, LLC	0.32	15.95	12.70

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3J3	Managed Asset Allocation	John Hancock Funds Multi-Index 2040 Lifetime Portfolio	John Hancock Advisers, LLC	0.32	17.55	13.43
06-3HF	Managed Asset Allocation	John Hancock Funds Multi-Index 2045 Lifetime Portfolio	John Hancock Advisers, LLC	0.32	18.45	13.68
06-3HG	Managed Asset Allocation	John Hancock Funds Multi-Index 2050 Lifetime Portfolio	John Hancock Advisers, LLC	0.32	18.39	13.66
06-3HH	Managed Asset Allocation	John Hancock Funds Multi-Index 2055 Lifetime Portfolio	John Hancock Advisers, LLC	0.32	18.38	13.65
06-3HJ	Managed Asset Allocation	John Hancock Funds Multi-Index 2060 Lifetime Portfolio	John Hancock Advisers, LLC	0.32	18.48	13.67
06-3HP	Managed Asset Allocation	John Hancock Funds Multi-Index Income Preservation Portfolio	John Hancock Advisers, LLC	0.34	2.88	4.75
06-64P	Foreign Equity	John Hancock International Growth	John Hancock Advisers, LLC	0.88	10.08	15.79
06-3TG	Intermediate Bond	John Hancock Investment Grade Bond Fund	John Hancock Advisers, LLC	0.39	-1.07	4.07
06-4FC	Balanced	John Hancock Multimanager Lifestyle Aggressive Portfolio	John Hancock Advisers, LLC	0.92	11.54	10.57	9.26
06-4FG	Balanced	John Hancock Multimanager Lifestyle Balanced Portfolio	John Hancock Advisers, LLC	1.04	16.77	14.21	12.26
06-4F7	Balanced	John Hancock Multimanager Lifestyle Conservative Portfolio	John Hancock Advisers, LLC	0.84	3.67	5.81	5.27
06-4FF	Balanced	John Hancock Multimanager Lifestyle Growth	John Hancock Advisers, LLC	0.97	14.33	12.48	10.96
06-4F9	Balanced	John Hancock Multimanager Lifestyle Moderate	John Hancock Advisers, LLC	0.87	7.89	8.17	7.29
06-3VT	Large Cap Equity	John Hancock U.S. Global Leaders Growth Fund	John Hancock Advisers, LLC	0.79	19.65	23.18	17.80
06-3W6	Intermediate Bond	JPMorgan Core Plus Bond Fund	J.P. Morgan Investment Management, Inc.	0.39	-0.1	4.12	3.91
06-4CN	Foreign Equity	JPMorgan Emerging Markets Equity Fund Class	J.P. Morgan Investment Management, Inc.	0.79	-10.14	14.04
06-FXY	Large Cap Equity	JPMorgan Equity Income Fund	J.P. Morgan Investment Management, Inc.	0.46	25.44	13.23
06-FXX	Large Cap Equity	JPMorgan Equity Income Fund	J.P. Morgan Investment Management, Inc.	0.70	25.14	12.95

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4FH	Balanced	JPMorgan Global Allocation	J.P. Morgan Investment Management, Inc.	0.67	9.6
06-4GH	Intermediate Bond	JPMorgan Global Bond Opportunities	J.P. Morgan Investment Management, Inc.	0.50	1.52	4.98
06-FYF	Intermediate Bond	JPMorgan Government Bond Fund	J.P. Morgan Investment Management, Inc.	0.35	-1.99	3.00
06-FYC	Intermediate Bond	JPMorgan Government Bond Fund	J.P. Morgan Investment Management, Inc.	0.60	-2.24	2.72
06-4GJ	Intermediate Bond	JPMorgan Income	J.P. Morgan Investment Management, Inc.	0.41	3.58	5.02
06-3W3	Balanced	JPMorgan Income Builder Fund	J.P. Morgan Investment Management, Inc.	0.52	9.31
06-3GJ	Large Cap Equity	JPMorgan Large Cap Growth Fund	J.P. Morgan Investment Management, Inc.	0.44	18.79	29.23	20.30
06-3GF	Large Cap Equity	JPMorgan Large Cap Value Fund	J.P. Morgan Investment Management, Inc.	0.44	24.03	11.98	14.47
06-FYH	Mid Cap Equity	JPMorgan Mid Cap Growth Fund	J.P. Morgan Investment Management, Inc.	0.70	10.99	23.25	18.41
06-FYG	Mid Cap Equity	JPMorgan Mid Cap Growth Fund	J.P. Morgan Investment Management, Inc.	0.95	10.71	22.94
06-FYJ	Mid Cap Equity	JPMorgan Mid Cap Value Fund	J.P. Morgan Investment Management, Inc.	0.90	29.8	10.42
06-FYK	Mid Cap Equity	JPMorgan Mid Cap Value Fund	J.P. Morgan Investment Management, Inc.	0.65	30.11	10.70
06-4MR	Small Cap Blend	JPMorgan Small Cap Equity	J.P. Morgan Investment Management, Inc.	0.99	16.01	13.18	14.44
06-3JM	Small Cap Equity	JPMorgan Small Cap Growth Fund	J.P. Morgan Investment Management, Inc.	0.74	-5.56	23.08	17.60
06-44Y	Small Cap Value	JPMorgan Small Cap Value Fund Class	J.P. Morgan Investment Management, Inc.	0.76	33	8.51	12.09
06-46R	Managed Asset Allocation	JPMorgan SmartRetirement 2020	J.P. Morgan Investment Management, Inc.	0.40	6.12	8.00
06-46T	Managed Asset Allocation	JPMorgan SmartRetirement 2025	J.P. Morgan Investment Management, Inc.	0.41	8.74	9.47
06-46V	Managed Asset Allocation	JPMorgan SmartRetirement 2030	J.P. Morgan Investment Management, Inc.	0.42	10.88	10.71

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-46W	Managed Asset Allocation	JPMorgan SmartRetirement 2035	J.P. Morgan Investment Management, Inc.	0.44	14.05	12.00
06-46X	Managed Asset Allocation	JPMorgan SmartRetirement 2040	J.P. Morgan Investment Management, Inc.	0.45	15.86	12.88
06-46Y	Managed Asset Allocation	JPMorgan SmartRetirement 2045	J.P. Morgan Investment Management, Inc.	0.45	17.65	13.42
06-47C	Managed Asset Allocation	JPMorgan SmartRetirement 2050	J.P. Morgan Investment Management, Inc.	0.45	17.6	13.40
06-47F	Managed Asset Allocation	JPMorgan SmartRetirement 2055	J.P. Morgan Investment Management, Inc.	0.45	17.68	13.42
06-47G	Managed Asset Allocation	JPMorgan SmartRetirement 2060	J.P. Morgan Investment Management, Inc.	0.44	17.68	13.41
06-GGN	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2020 Fund	J.P. Morgan Investment Management, Inc.	0.19	6.36	7.94
06-GMM	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2020 Fund	J.P. Morgan Investment Management, Inc.	0.44	6.08
06-GGP	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2025 Fund	J.P. Morgan Investment Management, Inc.	0.19	9.07	9.37
06-GMN	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2025 Fund	J.P. Morgan Investment Management, Inc.	0.44	8.78
06-GGR	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2030 Fund	J.P. Morgan Investment Management, Inc.	0.19	11.33	10.53
06-GMP	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2030 Fund	J.P. Morgan Investment Management, Inc.	0.44	11.09
06-GGT	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2035 Fund	J.P. Morgan Investment Management, Inc.	0.19	14.09	11.59
06-GMR	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2035 Fund	J.P. Morgan Investment Management, Inc.	0.44	13.81
06-GGV	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2040 Fund	J.P. Morgan Investment Management, Inc.	0.19	15.94	12.42
06-GMT	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2040 Fund	J.P. Morgan Investment Management, Inc.	0.44	15.61
06-GGW	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2045 Fund	J.P. Morgan Investment Management, Inc.	0.19	17.75	12.89
06-GMV	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2045 Fund	J.P. Morgan Investment Management, Inc.	0.44	17.44

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-GGX	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2050 Fund	J.P. Morgan Investment Management, Inc.	0.19	17.76	12.97
06-GMW	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2050 Fund	J.P. Morgan Investment Management, Inc.	0.44	17.48
06-GGY	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2055 Fund	J.P. Morgan Investment Management, Inc.	0.19	17.81	12.90
06-GMX	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2055 Fund	J.P. Morgan Investment Management, Inc.	0.44	17.46
06-GMY	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2060 Fund	J.P. Morgan Investment Management, Inc.	0.44	17.48
06-GHC	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2060 Fund	J.P. Morgan Investment Management, Inc.	0.19	17.76	13.00
06-GHF	Managed Asset Allocation	JPMorgan SmartRetirement Blend Inc Fund	J.P. Morgan Investment Management, Inc.	0.19	6.33	7.20
06-GNC	Managed Asset Allocation	JPMorgan SmartRetirement Blend Inc Fund	J.P. Morgan Investment Management, Inc.	0.44	6.05
06-47H	Managed Asset Allocation	JPMorgan SmartRetirement Income	J.P. Morgan Investment Management, Inc.	0.39	6.19	7.26
06-FYN	Small Cap Equity	JPMorgan U.S. Small Company Fund	J.P. Morgan Investment Management, Inc.	0.72	22.53	11.21	14.00
06-FYM	Small Cap Equity	JPMorgan U.S. Small Company Fund	J.P. Morgan Investment Management, Inc.	0.98	22.18	10.90
06-4TC	Large Cap Equity	JPMorgan US Equity	J.P. Morgan Investment Management, Inc.	0.44	28.8	19.86	17.57
06-GJJ	Large Cap Equity	JPMorgan Value Advantage Fund	J.P. Morgan Investment Management, Inc.	0.55	28.97	10.96
06-GJH	Large Cap Equity	JPMorgan Value Advantage Fund	J.P. Morgan Investment Management, Inc.	0.80	28.62	10.68
06-FRN	Intermediate Bond	Knights of Columbus Core Bd	Knights of Columbus Asset Advisors LLC	0.50	-0.58	3.96
06-FRP	Foreign Equity	Knights of Columbus International Equity	Knights of Columbus Asset Advisors LLC	1.10	11.31	11.38
06-FRR	Foreign Equity	Knights of Columbus Large Growth	Knights of Columbus Asset Advisors LLC	0.90	19.39	20.24
06-FRT	Large Cap Equity	Knights of Columbus Large Value	Knights of Columbus Asset Advisors LLC	0.90	28.82	11.77
06-FRV	Small Cap Equity	Knights Of Columbus Small Cap	Knights of Columbus Asset Advisors LLC	1.05	23.8	11.21
06-4YN	Diversified Emerging Markets	Lazard Develping Markets Equity	Lazard Asset Management LLC	1.15	-10.14	9.03	4.53
06-3XN	Intermediate Bond	Loomis Sayles Bond Fund	Loomis Sayles & Company, L.P.	0.60	3.22	4.25
06-3JG	Small Cap Equity	Loomis Sayles Small Cap Growth Fund	Loomis Sayles & Company, L.P.	0.82	10.19	19.08
06-3WF	Large Cap Equity	Lord Abbett Affiliated Fund Class	Lord, Abbett & Co LLC	0.38	27.14	11.34
06-4F6	Intermediate Bond	Lord Abbett Bond-Debenture Fund	Lord, Abbett & Co LLC	0.51	3.53	6.06
06-056	High Yield Bond	Lord Abbett Bond-Debenture Fund	Lord, Abbett & Co LLC	0.78	3.26	5.77	6.42

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-072	High Yield Bond	Lord Abbett Bond-Debenture Fund	Lord, Abbett & Co LLC	1.08	3.07	5.46	6.15
06-CJT	Intermediate Bond	Lord Abbett Bond-Debenture Fund	Lord, Abbett & Co LLC	0.58	3.47	5.99
06-732	Small Cap Equity	Lord Abbett Developing Growth Fund	Lord, Abbett & Co LLC	0.93	-2.66	24.78	16.99
06-960	Small Cap Equity	Lord Abbett Developing Growth Fund	Lord, Abbett & Co LLC	1.13	-2.87	24.60	16.92
06-369	Small Cap Equity	Lord Abbett Developing Growth Fund	Lord, Abbett & Co LLC	1.18	-2.93	24.47	16.73
06-CYJ	Small Cap Equity	Lord Abbett Developing Growth Fund	Lord, Abbett & Co LLC	0.59	-2.32	25.21
06-CJW	Small Cap Equity	Lord Abbett Developing Growth Fund	Lord, Abbett & Co LLC	0.68	-2.41	25.10
06-423	Large Cap Equity	Lord Abbett Dividend Growth	Lord, Abbett & Co LLC	0.95	25.67	15.82	14.23
06-424	Large Cap Equity	Lord Abbett Dividend Growth	Lord, Abbett & Co LLC	1.20	25.31	15.54	13.95
06-CJV	Large Cap Equity	Lord Abbett Dividend Growth	Lord, Abbett & Co LLC	0.70	26.09	16.14
06-4XK	Small Cap Value	Lord Abbett Focused Small Cap Value Fund	Lord, Abbett & Co LLC	1.00	27.54
06-CJX	Large Cap Equity	Lord Abbett Fundamental Equity Fund	Lord, Abbett & Co LLC	0.69	29.26	11.24
06-731	Large Cap Equity	Lord Abbett Fundamental Equity Fund	Lord, Abbett & Co LLC	1.19	28.67	10.67	11.55
06-733	Large Cap Equity	Lord Abbett Fundamental Equity Fund	Lord, Abbett & Co LLC	0.94	29.02	10.95	11.79
06-951	Large Cap Equity	Lord Abbett Growth Leaders Fund	Lord, Abbett & Co LLC	1.15	8.41	27.18	20.19
06-948	Large Cap Equity	Lord Abbett Growth Leaders Fund	Lord, Abbett & Co LLC	0.65	8.95	27.82	20.78
06-CJY	Large Cap Equity	Lord Abbett Growth Leaders Fund	Lord, Abbett & Co LLC	0.65	8.94	27.82
06-CKC	Mid Cap Equity	Lord Abbett Growth Opportunities Fund	Lord, Abbett & Co LLC	0.81	6.84	19.67
06-734	Mid Cap Equity	Lord Abbett Growth Opportunities Fund	Lord, Abbett & Co LLC	1.06	6.61	19.37	15.35
06-965	Mid Cap Equity	Lord Abbett Growth Opportunities Fund	Lord, Abbett & Co LLC	1.26	6.41	19.14	15.15
06-371	Mid Cap Equity	Lord Abbett Growth Opportunities Fund	Lord, Abbett & Co LLC	1.31	6.34	19.08	15.10
06-057	High Yield Bond	Lord Abbett High Yield Fund	Lord, Abbett & Co LLC	0.90	6.15	5.60	6.99
06-073	High Yield Bond	Lord Abbett High Yield Fund	Lord, Abbett & Co LLC	1.20	5.83	5.27	6.68
06-CYK	High Yield Bond	Lord Abbett High Yield Fund	Lord, Abbett & Co LLC	0.61	6.31	5.88
06-CKF	High Yield Bond	Lord Abbett High Yield Fund	Lord, Abbett & Co LLC	0.70	6.36	5.82
06-36C	Foreign Equity	Lord Abbett International Opportunities Fund	Lord, Abbett & Co LLC	1.49	9.25	9.55	9.40
06-36G	Foreign Equity	Lord Abbett International Opportunities Fund	Lord, Abbett & Co LLC	0.91	9.89	10.17
06-36F	Foreign Equity	Lord Abbett International Opportunities Fund	Lord, Abbett & Co LLC	0.99	9.8	10.08
06-3WG	Intermediate Bond	Lord Abbett Investment Trust-Lord Abbett Income Fund	Lord, Abbett & Co LLC	0.48	1.59	5.44

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4GK	Mid Cap Equity	Lord Abbett Mid Cap Stock	Lord, Abbett & Co LLC	0.67	29.3	8.65
06-970	Mid Cap Equity	Lord Abbett Mid Cap Stock Fund	Lord, Abbett & Co LLC	1.22	28.64	8.07	10.66
06-961	Mid Cap Equity	Lord Abbett Mid Cap Stock Fund	Lord, Abbett & Co LLC	1.27	28.58	8.04	10.57
06-CKG	Mid Cap Equity	Lord Abbett Mid Cap Stock Fund	Lord, Abbett & Co LLC	0.77	29.2	8.55
06-CKH	Small Cap Equity	Lord Abbett Small Cap Value Fund	Lord, Abbett & Co LLC	0.94	26.77	7.30
06-962	Small Cap Equity	Lord Abbett Small Cap Value Fund	Lord, Abbett & Co LLC	1.44	26.12	6.76	9.43
06-704	Small Cap Equity	Lord Abbett Small Cap Value Fund	Lord, Abbett & Co LLC	0.94	26.75	7.29	9.96
06-980	Small Cap Equity	Lord Abbett Small Cap Value Fund	Lord, Abbett & Co LLC	1.39	26.21	6.81	9.47
06-952	Intermediate Bond	Lord Abbett Total Return Fund	Lord, Abbett & Co LLC	0.96	-0.31	3.32	3.06
06-949	Intermediate Bond	Lord Abbett Total Return Fund	Lord, Abbett & Co LLC	0.42	0.14	3.86	3.59
06-3RJ	Intermediate Bond	Lord Abbett Total Return Fund	Lord, Abbett & Co LLC	0.36	0.29	3.94
06-CKJ	Intermediate Bond	Lord Abbett Total Return Fund	Lord, Abbett & Co LLC	0.46	0.19	3.86
06-4H7	Short Term Bond	Lord Abbett Ultra Short Bond Fund	Lord, Abbett & Co LLC	0.29	0.06	1.60
06-967	Mid Cap Equity	Lord Abbett Value Opportunities Fund	Lord, Abbett & Co LLC	1.18	27.21	11.81	12.40
06-025	Mid Cap Equity	Lord Abbett Value Opportunities Fund	Lord, Abbett & Co LLC	1.38	26.93	11.59	12.21
06-FYP	Mid Cap Equity	Lord Abbett Value Opportunities Fund	Lord, Abbett & Co LLC	0.83	27.64	12.19
06-CKK	Mid Cap Equity	Lord Abbett Value Opportunities Fund	Lord, Abbett & Co LLC	0.93	27.54	12.08
06-968	Mid Cap Equity	Lord Abbett Value Opportunities Fund	Lord, Abbett & Co LLC	1.43	26.88	11.54	12.15
06-3HY	Large Cap Equity	MainStay Winslow Large Cap Growth	New York Life Investment Management Holdings LLC	0.64	24.85	25.88
06-222	Balanced	Manning & Napier Pro-Blend Conservative Term Series	Manning & Napier Advisors, LLC	0.87	5.39	6.97	5.60
06-223	Balanced	Manning & Napier Pro-Blend Extended Term Series	Manning & Napier Advisors, LLC	1.02	11.29	11.42	8.90
06-224	Balanced	Manning & Napier Pro-Blend Maximum Term Series	Manning & Napier Advisors, LLC	1.10	18.43	16.50	12.64
06-226	Balanced	Manning & Napier Pro-Blend Moderate Term Series	Manning & Napier Advisors, LLC	1.07	7.99	9.18	7.10
06-4TW	Small Cap Growth	MassMutual Small Cap Growth Equity	MML Investment Advisers, LLC	0.87	10.6	20.25	16.65
06-4TX	Intermediate Bond	MassMutual Total Return Bond Fund	MML Investment Advisers, LLC	0.33	-1.07	4.08	3.60
06-47P	Intermediate Bond	MetWest Total Return Bond Fund	Metropolitan West Asset Management, LLC	0.37	-1.11	4.12	4.11
06-058	Balanced	MFS Aggressive Growth Allocation Fund	MFS Fund Distributors, Inc.	1.02	18.92	15.27	12.82
06-074	Balanced	MFS Aggressive Growth Allocation Fund	MFS Fund Distributors, Inc.	1.27	18.57	14.99	12.54

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-075	Balanced	MFS Conservative Allocation Fund	MFS Fund Distributors, Inc.	1.11	7.59	8.37	6.79
06-059	Balanced	MFS Conservative Allocation Fund	MFS Fund Distributors, Inc.	0.86	7.86	8.64	7.06
06-3W7	Large Cap Equity	MFS Core Equity Fund	MFS Fund Distributors, Inc.	0.60	25.47	19.01
06-013	Intermediate Bond	MFS Emerging Markets Debt Fund	MFS Fund Distributors, Inc.	1.32	-2.87	4.08	4.26
06-014	Intermediate Bond	MFS Emerging Markets Debt Fund	MFS Fund Distributors, Inc.	1.07	-2.65	4.34	4.52
06-CYM	Intermediate Bond	MFS Emerging Markets Debt Fund	MFS Fund Distributors, Inc.	0.71	-2.3	4.68	4.87
06-4TK	World Bond	MFS Global Bond	MFS Fund Distributors, Inc.	0.64	-2.9	4.38
06-4FM	Specialty	MFS Global Real Estate	MFS Fund Distributors, Inc.	0.87	29.86	12.83
06-076	Balanced	MFS Growth Allocation Fund	MFS Fund Distributors, Inc.	1.21	15.45	13.07	10.87
06-060	Balanced	MFS Growth Allocation Fund	MFS Fund Distributors, Inc.	0.96	15.71	13.36	11.15
06-CYN	Large Cap Equity	MFS Growth Fund	MFS Fund Distributors, Inc.	0.53	23.76	24.76	19.26
06-3MF	Foreign Equity	MFS International Diversification Fund	MFS Fund Distributors, Inc.	0.73	7.78
06-49X	Foreign Equity	MFS International Growth Fund Class	MFS Fund Distributors, Inc.	0.72	9.65	14.35	10.09
06-CYP	Foreign Equity	MFS International New Discovery Fund	MFS Fund Distributors, Inc.	0.92	5.04	11.01
06-379	Foreign Equity	MFS International New Discovery Fund	MFS Fund Distributors, Inc.	1.54	4.39	10.33	9.15
06-360	Foreign Equity	MFS International New Discovery Fund	MFS Fund Distributors, Inc.	1.29	4.67	10.61	9.42
06-CYR	Foreign Equity	MFS International Value Fund	MFS Fund Distributors, Inc.	0.62	10.72	14.29	12.60
06-773	Foreign Equity	MFS International Value Fund	MFS Fund Distributors, Inc.	0.97	10.31	13.88	12.22
06-822	Foreign Equity	MFS International Value Fund	MFS Fund Distributors, Inc.	1.22	10.03	13.60	11.93
06-CYT	Large Cap Equity	MFS Massachusetts Investors Growth Stock Fund	MFS Fund Distributors, Inc.	0.37	26.66	23.31
06-386	Large Cap Equity	MFS Massachusetts Investors Growth Stock Fund	MFS Fund Distributors, Inc.	0.71	26.2	22.88	17.56
06-387	Large Cap Equity	MFS Massachusetts Investors Growth Stock Fund	MFS Fund Distributors, Inc.	0.96	25.88	22.57	17.27
06-GNF	Mid Cap Equity	MFS Mid Cap Growth Fund	MFS Fund Distributors, Inc.	0.66	14.17	22.30
06-365	Mid Cap Equity	MFS Mid Cap Growth Fund	MFS Fund Distributors, Inc.	1.01	13.74	21.87	17.57
06-CYV	Mid Cap Equity	MFS Mid Cap Value Fund	MFS Fund Distributors, Inc.	0.68	31	12.60
06-891	Mid Cap Equity	MFS Mid Cap Value Fund	MFS Fund Distributors, Inc.	1.07	30.55	12.16	13.48
06-922	Mid Cap Equity	MFS Mid Cap Value Fund	MFS Fund Distributors, Inc.	1.32	30.13	11.87	13.19
06-077	Balanced	MFS Moderate Allocation Fund	MFS Fund Distributors, Inc.	1.16	11.46	10.86	8.92
06-061	Balanced	MFS Moderate Allocation Fund	MFS Fund Distributors, Inc.	0.91	11.7	11.12	9.19
06-299	Small Cap Equity	MFS New Discovery Fund	MFS Fund Distributors, Inc.	1.24	1.26	20.64	15.64
06-298	Small Cap Equity	MFS New Discovery Fund	MFS Fund Distributors, Inc.	1.49	0.99	20.34	15.35

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-CYW	Specialty	MFS Technology Fund	MFS Fund Distributors, Inc.	0.78	13.74	26.31
06-CMH	Specialty	MFS Technology Fund	MFS Fund Distributors, Inc.	1.12	13.37	25.89	20.46
06-CMG	Specialty	MFS Technology Fund	MFS Fund Distributors, Inc.	1.37	13.1	25.57	20.15
06-3TH	Intermediate Bond	MFS Total Return Bond Fund	MFS Fund Distributors, Inc.	0.36	-0.73	4.21	3.71
06-3JR	Balanced	MFS Total Return Fund	MFS Fund Distributors, Inc.	0.40	14.3	10.04
06-39X	Specialty	MFS Utilities Fund	MFS Fund Distributors, Inc.	0.67	14.26	12.14
06-388	Specialty	MFS Utilities Fund	MFS Fund Distributors, Inc.	1.01	13.86	11.76	9.76
06-389	Specialty	MFS Utilities Fund	MFS Fund Distributors, Inc.	1.26	13.61	11.48	9.48
06-CYX	Large Cap Equity	MFS Value Fund	MFS Fund Distributors, Inc.	0.45	25.55	12.58	13.69
06-375	Large Cap Equity	MFS Value Fund	MFS Fund Distributors, Inc.	0.80	25.08	12.18	13.29
06-399	Large Cap Equity	Monteagle Opportunity Equity Fund	Park Place Capital Corporation	1.20	20.38	11.01	11.81
06-105	Large Cap Equity	Monteagle Opportunity Equity Fund	Park Place Capital Corporation	1.71	19.83	10.46	11.24
06-47R	Mid Cap Growth	Nationwide Geneva Mid-Cap Growth	Geneva Capital Management, LLC	0.74	24.3	20.73
06-47T	Small Cap Growth	Nationwide Geneva Small Cap Growth	Geneva Capital Management, LLC	0.84	12.35	18.40
06-4MT	Specialty	Nationwide Tech 100 Index	Geneva Capital Management, LLC	0.32	25.6	22.83
06-015	Foreign Equity	Neuberger Berman Emerging Markets Equity Fund	Neuberger Berman Investment Advisers LLC	1.51	-3.59	8.54	5.53
06-016	Foreign Equity	Neuberger Berman Emerging Markets Equity Fund	Neuberger Berman Investment Advisers LLC	1.92	-4.02	8.09	5.10
06-880	Large Cap Equity	Neuberger Berman Focus Fund	Neuberger Berman Investment Advisers LLC	1.27	19.78	15.48	14.51
06-4FW	High Yield Bond	Neuberger Berman High Inc	Neuberger Berman Investment Advisers LLC	0.59	4.78	5.59
06-47J	Small Cap Blend	Neuberger Berman Intrinsic Value Fund	Neuberger Berman Investment Advisers LLC	0.89	26.6
06-900	Large Cap Equity	Neuberger Berman Large Cap Value Fund	Neuberger Berman Investment Advisers LLC	1.19	27.65	14.95	14.25
06-4XP	Large Cap Value	Neuberger Berman Large Cap Value Fund	Neuberger Berman Investment Advisers LLC	0.54	28.39
06-GJM	Mid Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Fund	Neuberger Berman Investment Advisers LLC	1.47	31.86	7.75	10.73
06-GJK	Mid Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Fund	Neuberger Berman Investment Advisers LLC	1.22	32.21	8.03	11.01
06-867	Small Cap Equity	Neuberger Berman Small Cap Growth Fund	Neuberger Berman Investment Advisers LLC	1.52	3.89	21.66	15.93

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-868	Small Cap Equity	Neuberger Berman Small Cap Growth Fund	Neuberger Berman Investment Advisers LLC	1.27	4.15	21.96	16.22
06-895	Small Cap Equity	Neuberger Berman Small Cap Growth Fund	Neuberger Berman Investment Advisers LLC	1.61	4.02	21.72	15.96
06-3XP	Small Cap Equity	Neuberger Berman Small Cap Growth Fund	Neuberger Berman Investment Advisers LLC	0.81	4.64
06-64R	Intermediate Bond	Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC	0.50	3.02	5.15
06-CPC	Large Cap Equity	Neuberger Berman Sustainable Equity Fund	Neuberger Berman Investment Advisers LLC	1.29	22.86	15.17	13.93
06-CNY	Large Cap Equity	Neuberger Berman Sustainable Equity Fund	Neuberger Berman Investment Advisers LLC	1.04	23.19	15.46	14.20
06-3R7	Large Cap Equity	Neuberger Berman Sustainable Equity Fund	Neuberger Berman Investment Advisers LLC	0.57	23.73	15.98
06-839	Large Cap Equity	North Square Multi Strategy Fund	North Square Investments, LLC	1.93	21.09	15.49	13.31
06-832	Large Cap Equity	North Square Multi Strategy Fund	North Square Investments, LLC	1.68	21.6	15.98	13.58
06-629	Small Cap Equity	North Square Oak Ridge Small Cap Growth Fund	North Square Investments, LLC	2.03	10.13	14.24	11.71
06-627	Small Cap Equity	North Square Oak Ridge Small Cap Growth Fund	North Square Investments, LLC	1.78	10.41	14.55	12.06
06-492	Small Cap Equity	Northern Small Cap Value Fund	Northern Funds Distributors, LLC	1.00	26.37	6.76	10.89
06-49V	Large Cap Equity	Northern U.S. Quality ESG Fund	Northern Funds Distributors, LLC	0.39	31.31
06-892	Large Cap Equity	Nuveen Dividend Value Fund	Nuveen Securities, LLC	0.99	25.57	9.92	11.27
06-CYY	Foreign Equity	Nuveen International Growth Fund	Nuveen Securities, LLC	0.71	-1.82	10.88
06-CNM	Foreign Equity	Nuveen International Growth Fund	Nuveen Securities, LLC	1.05	-2.14	10.71	9.50
06-3KX	Mid Cap Equity	Nuveen Mid Cap Growth Opportunities Fund	Nuveen Securities, LLC	0.81	4.68	18.54
06-237	Mid Cap Equity	Nuveen Mid Cap Growth Opportunities Fund	Nuveen Securities, LLC	1.17	4.32	18.10	14.60
06-234	Mid Cap Equity	Nuveen Mid Cap Value Fund	Nuveen Securities, LLC	1.17	36.48	12.67	12.96
06-3JK	Mid Cap Equity	Nuveen Mid Cap Value Fund	Nuveen Securities, LLC	0.78	37.07
06-FYR	Specialty	Nuveen Real Estate Securities Fund	Nuveen Securities, LLC	0.82	41.48	10.86
06-324	Specialty	Nuveen Real Estate Securities Fund	Nuveen Securities, LLC	1.22	40.98	10.41	10.92
06-239	Small Cap Equity	Nuveen Small Cap Select Fund	Nuveen Securities, LLC	1.24	24.34	13.03	13.07
06-242	Small Cap Equity	Nuveen Small Cap Value Fund	Nuveen Securities, LLC	1.20	35.01	4.86	10.96

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-FYT	Small Cap Equity	Nuveen Small Cap Value Fund	Nuveen Securities, LLC	0.76	35.56	5.27
06-725	Balanced	Oakmark Equity and Income Fund	Harris Associates, LP	0.84	21.55	10.58	9.76
06-3XM	Balanced	Oakmark Equity and Income Fund	Harris Associates, LP	0.56	21.83	10.80
06-47V	Diversified Emerging Markets	Parametric Emerging Markets	Calvert Research and Management	1.21	4.61	5.91
06-497	Large Cap Equity	Parnassus Core Equity Fund	Parnassus Investments, LLC	0.84	27.55	18.64	16.41
06-498	Mid Cap Equity	Parnassus Mid Cap Fund	Parnassus Investments, LLC	0.98	16.4	13.23	13.74
06-496	Large Cap Equity	Parnassus Mid Cap Growth	Parnassus Investments, LLC	0.83	9.37	13.86	15.49
06-569	World Stock	Pax Global Environmental Markets Fund	Impax Asset Management LLC	1.20	21.95	16.23	13.48
06-568	Balanced	Pax Sustainable Allocation Inv	Impax Asset Management LLC	0.87	15.31	11.95	9.97
06-501	Intermediate Bond	Payden Emerging Markets Bond	Payden & Rygel	0.73	-2.37	4.67	4.94
06-468	Intermediate Bond	Payden/Kravitz Cash Balance Plan Fund	Payden & Rygel	1.75	3.38	2.72	2.10
06-467	Intermediate Bond	Payden/Kravitz Cash Balance Plan Fund	Payden & Rygel	1.50	3.63	2.96	2.35
06-44J	Managed Asset Allocation	PGIM Day One 2015 Fund	Prudential Financial, Inc.	0.40	10.33	7.83
06-44K	Managed Asset Allocation	PGIM Day One 2020 Fund	Prudential Financial, Inc.	0.40	11.58	8.40
06-44M	Managed Asset Allocation	PGIM Day One 2025 Fund	Prudential Financial, Inc.	0.40	12.82	9.20
06-44N	Managed Asset Allocation	PGIM Day One 2030 Fund	Prudential Financial, Inc.	0.40	14.81	10.62
06-44P	Managed Asset Allocation	PGIM Day One 2035 Fund	Prudential Financial, Inc.	0.40	16.95	11.64
06-44R	Managed Asset Allocation	PGIM Day One 2040 Fund	Prudential Financial, Inc.	0.40	18.18	12.25
06-44T	Managed Asset Allocation	PGIM Day One 2045 Fund	Prudential Financial, Inc.	0.40	19.08	12.72
06-44V	Managed Asset Allocation	PGIM Day One 2050 Fund	Prudential Financial, Inc.	0.40	19.52	12.83
06-44W	Managed Asset Allocation	PGIM Day One 2055 Fund	Prudential Financial, Inc.	0.40	19.78	13.10
06-44X	Managed Asset Allocation	PGIM Day One 2060 Fund	Prudential Financial, Inc.	0.40	19.97	13.05
06-44G	Managed Asset Allocation	PGIM Day One Income Fund	Prudential Financial, Inc.	0.40	9.42	7.22
06-531	Specialty	PGIM Global Real Estate Fund	Prudential Financial, Inc.	1.30	27.41	9.63	9.07
06-526	Specialty	PGIM Global Real Estate Fund	Prudential Financial, Inc.	0.92	27.91	10.14	9.49
06-3FP	Specialty	PGIM Global Real Estate Fund	Prudential Financial, Inc.	1.05	27.79
06-3FN	Specialty	PGIM Global Real Estate Fund	Prudential Financial, Inc.	1.30	27.44
06-FCX	Specialty	PGIM Global Real Estate Fund	Prudential Financial, Inc.	0.79	28.08	10.29
06-3FM	Foreign Blend	PGIM Global Total Return	Prudential Financial, Inc.	-	-	-	-
06-3XW	Intermediate Bond	PGIM Global Total Return Fund	Prudential Financial, Inc.	0.52	-5.73	5.43
06-533	High Yield Bond	PGIM High Yield Fund	Prudential Financial, Inc.	0.75	6.09	6.48	6.70
06-532	High Yield Bond	PGIM High Yield Fund	Prudential Financial, Inc.	0.50	6.33	6.75	6.96

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-FCY	High Yield Bond	PGIM High-Yield Fund	Prudential Financial, Inc.	0.38	6.47	6.85	7.06
06-3FH	High Yield Bond	PGIM High-Yield Fund	Prudential Financial, Inc.	0.91	5.91
06-3FJ	High Yield Bond	PGIM High-Yield Fund	Prudential Financial, Inc.	0.66	6.18
06-4Y6	Large Cap Growth	PGIM Jenn Growth	Prudential Financial, Inc.	0.57	16.07
06-456	Specialty	PGIM Jennison Financial Services Fund	Prudential Financial, Inc.	1.39	26.7	14.63	11.34
06-457	Specialty	PGIM Jennison Financial Services Fund	Prudential Financial, Inc.	1.09	27.08	15.00	11.68
06-079	Large Cap Equity	PGIM Jennison Focused Growth Fund	Prudential Financial, Inc.	1.02	5.68	26.51	19.41
06-GNJ	Large Cap Equity	PGIM Jennison Focused Growth Fund	Prudential Financial, Inc.	0.67	6.06	26.97
06-063	Large Cap Equity	PGIM Jennison Focused Growth Fund	Prudential Financial, Inc.	0.75	5.91	26.89	19.74
06-4R9	World Stock	PGIM Jennison Global Opportunities	Prudential Financial, Inc.	0.83	7.79	28.02
06-458	Specialty	PGIM Jennison Health Sciences Fund	Prudential Financial, Inc.	1.14	6.01	17.44	18.12
06-FFC	Specialty	PGIM Jennison Health Sciences Fund	Prudential Financial, Inc.	0.79	6.36	17.85
06-459	Specialty	PGIM Jennison Health Sciences Fund	Prudential Financial, Inc.	0.85	6.29	17.78	18.47
06-461	Mid Cap Equity	PGIM Jennison Mid Cap Growth Fund	Prudential Financial, Inc.	1.03	11.39	19.44	14.77
06-462	Mid Cap Equity	PGIM Jennison Mid Cap Growth Fund	Prudential Financial, Inc.	0.70	11.7	19.80	15.12
06-FFF	Mid Cap Equity	PGIM Jennison Mid Cap Growth Fund	Prudential Financial, Inc.	0.59	11.83	20.00	15.31
06-3FG	Mid Cap Equity	PGIM Jennison Mid-Cap Growth Fund, Inc	Prudential Financial, Inc.	0.83	11.56
06-3FF	Mid Cap Equity	PGIM Jennison Mid-Cap Growth Fund, Inc	Prudential Financial, Inc.	1.08	11.28
06-453	Specialty	PGIM Jennison Natural Resources Fund	Prudential Financial, Inc.	1.31	27.23	4.53	0.11
06-454	Specialty	PGIM Jennison Natural Resources Fund	Prudential Financial, Inc.	0.93	27.69	4.94	0.45
06-FFG	Specialty	PGIM Jennison Natural Resources Fund	Prudential Financial, Inc.	0.81	27.86	5.05	0.58
06-589	Small Cap Equity	PGIM Jennison Small Company Fund	Prudential Financial, Inc.	1.13	29.01	16.82	14.53
06-593	Small Cap Equity	PGIM Jennison Small Company Fund	Prudential Financial, Inc.	0.81	29.4	17.18	14.86
06-3FW	Small Cap Equity	PGIM Jennison Small Company Fund	Prudential Financial, Inc.	0.93	29.23
06-3FR	Small Cap Equity	PGIM Jennison Small Company Fund	Prudential Financial, Inc.	1.18	28.9
06-GJN	Small Cap Equity	PGIM Jennison Small Company Fund	Prudential Financial, Inc.	0.69	29.54	17.37	15.06
06-080	Mid Cap Equity	PGIM QMA Mid Cap Value Fund	Prudential Financial, Inc.	1.14	34.27	6.21	10.66
06-064	Mid Cap Equity	PGIM QMA Mid Cap Value Fund	Prudential Financial, Inc.	0.88	34.61	6.50	10.95
06-GCF	Mid Cap Equity	PGIM QMA Mid Cap Value Fund	Prudential Financial, Inc.	0.74	34.86	6.64	11.11
06-3FV	Mid Cap Equity	PGIM QMA Mid-Cap Value Fund	Prudential Financial, Inc.	0.99	34.54
06-3FT	Mid Cap Equity	PGIM QMA Mid-Cap Value Fund	Prudential Financial, Inc.	1.24	34.15

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-GJP	Small Cap Equity	PGIM QMA Small-Cap Value Fund	Prudential Financial, Inc.	0.66	41.79	7.20
06-538	Intermediate Bond	PGIM Total Return Bond Fund	Prudential Financial, Inc.	0.76	-1.57	4.34	4.07
06-537	Intermediate Bond	PGIM Total Return Bond Fund	Prudential Financial, Inc.	0.49	-1.25	4.62	4.34
06-3FM	Intermediate Bond	PGIM Total Return Bond Fund	Prudential Financial, Inc.	0.64	-1.4
06-3FK	Intermediate Bond	PGIM Total Return Bond Fund	Prudential Financial, Inc.	0.89	-1.64
06-FFH	Intermediate Bond	PGIM Total Return Bond Fund	Prudential Financial, Inc.	0.39	-1.15	4.72	4.44
06-706	Balanced	PIMCO All Asset Fund	Pacific Investment Management Company, LLC	1.17	15.27	8.50	6.07
06-3FC	Balanced	PIMCO All Asset Fund	Pacific Investment Management Company, LLC	0.92	15.58	8.78	6.33
06-017	World Stock	PIMCO All Asset Fund	Pacific Investment Management Company, LLC	1.62	14.79	8.01	5.57
06-018	Specialty	PIMCO Commodity Real Return Strategy Fund	Pacific Investment Management Company, LLC	1.07	32.91	5.70	-2.03
06-GNG	Specialty	PIMCO Commodity Real Return Strategy Fund	Pacific Investment Management Company, LLC	0.82	33.48	5.99	-1.76
06-019	Specialty	PIMCO Commodity Real Return Strategy Fund	Pacific Investment Management Company, LLC	1.52	32.58	5.26	-2.46
06-4YF	Specialty	PIMCO Extended Duration	Pacific Investment Management Company, LLC	0.63	-5.02	8.95	5.84
06-4XF	World Bond	PIMCO Global Bond Opportunities (Unhedged)	Pacific Investment Management Company, LLC	0.57	-3.56	3.47	2.22
06-4CM	Intermediate Bond	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	Pacific Investment Management Company, LLC	0.56	-0.54	3.42	4.12
06-49W	Intermediate Bond	PIMCO GNMA and Government Securities Fund	Pacific Investment Management Company, LLC	0.51	-0.65	2.87	2.40
06-760	High Yield Bond	PIMCO High Yield Fund	Pacific Investment Management Company, LLC	0.81	3.79	5.36	5.91
06-FCJ	High Yield Bond	PIMCO High Yield Fund	Pacific Investment Management Company, LLC	0.56	4.05	5.62	6.17
06-705	High Yield Bond	PIMCO High Yield Fund	Pacific Investment Management Company, LLC	1.16	3.43	4.99	5.54
06-769	Intermediate Bond	PIMCO Income Fund	Pacific Investment Management Company, LLC	1.27	1.94	4.40	6.30

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-768	Intermediate Bond	PIMCO Income Fund	Pacific Investment Management Company, LLC	0.87	2.35	4.82	6.72
06-FCK	Intermediate Bond	PIMCO Income Fund	Pacific Investment Management Company, LLC	0.62	2.61	5.08	6.97
06-3MJ	Intermediate Bond	PIMCO International Bond Fund (U.S. Dollar-Hedged)	Pacific Investment Management Company, LLC	0.52	-1.67	3.55	4.78
06-CNN	Intermediate Bond	PIMCO Investment Grade Credit Bond Fund	Pacific Investment Management Company, LLC	0.77	-1.28	4.98	5.21
06-GNH	Intermediate Bond	PIMCO Investment Grade Credit Bond Fund	Pacific Investment Management Company, LLC	0.52	-1.03	5.24	5.47
06-4Y7	Intermediate Bond	PIMCO Long Duration Total Return Fund	Pacific Investment Management Company, LLC	0.59	-1.53	8.30	6.35
06-33M	Specialty	PIMCO Long Duration Total Return Fund	Pacific Investment Management Company, LLC	0.99	-1.92
06-4Y9	Intermediate Bond	PIMCO Long-Term Credit Bond	Pacific Investment Management Company, LLC	0.59	-1.02	8.32	7.83
06-33N	Specialty	PIMCO Long-Term U.S. Government Fund	Pacific Investment Management Company, LLC	0.92	-4.88	6.02	4.08
06-4YC	Specialty	PIMCO Long-Term U.S. Government Fund	Pacific Investment Management Company, LLC	0.57	-4.55	6.38	4.44
06-4R7	Short Term Bond	PIMCO Low Duration Fund	Pacific Investment Management Company, LLC	0.46	-0.69	1.89	1.90
06-4YH	Intermediate Bond	PIMCO Moderate Duration	Pacific Investment Management Company, LLC	0.46	-1.26	3.32	3.09
06-FCM	Intermediate Bond	PIMCO Real Return Fund	Pacific Investment Management Company, LLC	0.47	5.67	5.54	3.23
06-707	Intermediate Bond	PIMCO Real Return Fund	Pacific Investment Management Company, LLC	0.72	5.41	5.28	2.97
06-708	Intermediate Bond	PIMCO Real Return Fund	Pacific Investment Management Company, LLC	1.12	4.98	4.86	2.57
06-3Y3	Managed Asset Allocation	PIMCO RealPath Blend 2025 Fund	Pacific Investment Management Company, LLC	0.58	10.72	10.38
06-49F	Managed Asset Allocation	PIMCO RealPath Blend 2025 Inst	Pacific Investment Management Company, LLC	0.33	10.94	10.65
06-3Y4	Managed Asset Allocation	PIMCO RealPath Blend 2030 Fund	Pacific Investment Management Company, LLC	0.53	12.65	11.16

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-49G	Managed Asset Allocation	PIMCO RealPath Blend 2030 Inst	Pacific Investment Management Company, LLC	0.28	12.96	11.43
06-3Y6	Managed Asset Allocation	PIMCO RealPath Blend 2035 Fund	Pacific Investment Management Company, LLC	0.49	14.83	11.81
06-49H	Managed Asset Allocation	PIMCO RealPath Blend 2035 Inst	Pacific Investment Management Company, LLC	0.24	15.05	12.07
06-3Y7	Managed Asset Allocation	PIMCO RealPath Blend 2040 Fund	Pacific Investment Management Company, LLC	0.45	16.23	12.33
06-49J	Managed Asset Allocation	PIMCO RealPath Blend 2040 Inst	Pacific Investment Management Company, LLC	0.20	16.6	12.63
06-3Y9	Managed Asset Allocation	PIMCO RealPath Blend 2045 Fund	Pacific Investment Management Company, LLC	0.41	17.44	12.77
06-49K	Managed Asset Allocation	PIMCO RealPath Blend 2045 Inst	Pacific Investment Management Company, LLC	0.16	17.71	13.06
06-3YC	Managed Asset Allocation	PIMCO RealPath Blend 2050 Fund	Pacific Investment Management Company, LLC	0.39	18.14	12.95
06-49M	Managed Asset Allocation	PIMCO RealPath Blend 2050 Inst	Pacific Investment Management Company, LLC	0.14	18.5	13.26
06-3YF	Managed Asset Allocation	PIMCO RealPath Blend 2055 Fund	Pacific Investment Management Company, LLC	0.38	18.42	12.91
06-49N	Managed Asset Allocation	PIMCO RealPath Blend 2055 Inst	Pacific Investment Management Company, LLC	0.13	18.73	13.18
06-6FG	Managed Asset Allocation	PIMCO RealPath Blend 2060	Pacific Investment Management Company, LLC	-	-	-	-
06-6FF	Managed Asset Allocation	PIMCO RealPath Blend 2060	Pacific Investment Management Company, LLC	-	-	-	-
06-49P	Managed Asset Allocation	PIMCO RealPath Blend Inc	Pacific Investment Management Company, LLC	0.38	8.99	9.35
06-3YG	Managed Asset Allocation	PIMCO RealPath Blend Income Fund	Pacific Investment Management Company, LLC	0.63	8.74	9.09
06-4YG	Balanced	PIMCO StockPLUS Long Duration	Pacific Investment Management Company, LLC	0.61	25.73	25.57	22.14
06-4K3	Large Cap Blend	PIMCO StocksPLUS	Pacific Investment Management Company, LLC	0.51	27.98	18.38	17.02
06-3WR	Foreign Equity	PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged)	Pacific Investment Management Company, LLC	0.78	18.4	10.81	11.85

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4K4	Small Cap Blend	PIMCO StocksPLUS Small	Pacific Investment Management Company, LLC	0.70	14.08	12.34	14.65
06-FCN	Intermediate Bond	PIMCO Total Return Fund	Pacific Investment Management Company, LLC	0.47	-0.84	4.15	3.68
06-291	Intermediate Bond	PIMCO Total Return Fund	Pacific Investment Management Company, LLC	0.72	-1.09	3.89	3.42
06-680	Intermediate Bond	PIMCO Total Return Fund	Pacific Investment Management Company, LLC	1.06	-1.43	3.52	3.04
06-834	Intermediate Bond	Pioneer Bond Fund	Amundi Asset Management, Inc.	0.82	0.38	4.13	3.96
06-823	Intermediate Bond	Pioneer Bond Fund	Amundi Asset Management, Inc.	0.45	0.73	4.47	4.25
06-FCP	Intermediate Bond	Pioneer Bond Fund	Amundi Asset Management, Inc.	0.34	0.96	4.59
06-3WW	Balanced	Pioneer Classic Balanced Fund	Amundi Asset Management, Inc.	0.65	15.39	11.89
06-022	Intermediate Bond	Pioneer Dynamic Credit Fund	Amundi Asset Management, Inc.	0.90	5.34
06-021	Intermediate Bond	Pioneer Dynamic Credit Fund	Amundi Asset Management, Inc.	0.60	5.65
06-327	Large Cap Equity	Pioneer Equity Income Fund	Amundi Asset Management, Inc.	1.06	25.55	10.48	12.12
06-828	Large Cap Equity	Pioneer Equity Income Fund	Amundi Asset Management, Inc.	0.77	25.83	10.76	12.43
06-FCR	Large Cap Equity	Pioneer Equity Income Fund	Amundi Asset Management, Inc.	0.66	26	10.89
06-833	Large Cap Equity	Pioneer Fund	Amundi Asset Management, Inc.	1.08	27.81	19.89	15.93
06-590	Large Cap Equity	Pioneer Fund VCT Portfolio	Amundi Asset Management, Inc.	0.79	27.98	20.15	16.19
06-628	Large Cap Equity	Pioneer Fundamental Growth Fund	Amundi Asset Management, Inc.	1.04	23.41	20.65	17.16
06-626	Large Cap Equity	Pioneer Fundamental Growth Fund	Amundi Asset Management, Inc.	0.76	23.74	21.01	17.52
06-FCT	Large Cap Equity	Pioneer Fundamental Growth Fund	Amundi Asset Management, Inc.	0.65	23.86	21.15
06-GGH	World Stock	Pioneer Global Sustainable Growth Fund	Amundi Asset Management, Inc.	1.15	23.7	14.07	12.19
06-GGJ	World Stock	Pioneer Global Sustainable Growth Fund	Amundi Asset Management, Inc.	0.70	24.3	14.59	12.71
06-837	High Yield Bond	Pioneer High Yield Fund	Amundi Asset Management, Inc.	1.10	5.75	5.30	6.12
06-829	High Yield Bond	Pioneer High Yield Fund	Amundi Asset Management, Inc.	0.85	6.01	5.59	6.44
06-838	Mid Cap Equity	Pioneer Mid Cap Value Fund	Amundi Asset Management, Inc.	1.08	29.46	8.92	10.91
06-831	Mid Cap Equity	Pioneer Mid Cap Value Fund	Amundi Asset Management, Inc.	0.81	29.8	9.20	11.23
06-836	Small Cap Equity	Pioneer Select Mid Cap Growth Fund	Amundi Asset Management, Inc.	1.01	7.96	19.36	15.75
06-FCV	Mid Cap Equity	Pioneer Select Mid Cap Growth Fund	Amundi Asset Management, Inc.	0.66	8.34	19.79
06-591	Mid Cap Equity	Pioneer Select Mid Cap Growth VCT Portfolio	Amundi Asset Management, Inc.	0.89	8.07	19.47	15.65
06-594	Intermediate Bond	Pioneer Strategic Income Fund	Amundi Asset Management, Inc.	1.06	2.15	4.52	4.56
06-CGG	Intermediate Bond	Pioneer Strategic Income Fund	Amundi Asset Management, Inc.	0.69	2.56	4.86	4.88

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-FCW	Intermediate Bond	Pioneer Strategic Income Fund	Amundi Asset Management, Inc.	0.59	2.66	4.97
06-4XN	Large Cap Growth	Principal Blue Chip	Principal Global Investors, LLC	0.56	25.28
06-FHX	Intermediate Bond	Principal Bond Market Index Fund	Principal Global Investors, LLC	0.71	-2.29	2.76	2.01
06-3JJ	Intermediate Bond	Principal Core Fixed Inc	Principal Global Investors, LLC	0.42	-1.75	3.97
06-3JP	Specialty	Principal Global Real Estate Securities Fund	Principal Global Investors, LLC	0.88	23.51	10.45
06-CVG	Foreign Equity	Principal International Equity Index Fund	Principal Global Investors, LLC	0.89	10.37	8.80	7.15
06-3JH	Large Cap Equity	Principal Large Cap Growth Fund	Principal Global Investors, LLC	0.59	21.82	25.44
06-FPW	Mid Cap Equity	Principal Mid Cap S&P 400 Index Fund	Principal Global Investors, LLC	0.73	23.75	12.26	13.34
06-3RN	Mid Cap Equity	Principal Mid Cap S&P 400 Index Fund	Principal Global Investors, LLC	0.16	24.47	12.89
06-3CP	Specialty	Principal Real Estate Securities Fund	Principal Global Investors, LLC	0.81	39.73	13.16
06-3RP	Small Cap Equity	Principal Small Cap Growth Fund I	Principal Global Investors, LLC	0.84	7.28	19.51
06-FPX	Small Cap Equity	Principal Small Cap S&P 600 Index Fund	Principal Global Investors, LLC	0.73	25.53	11.59	13.64
06-4TV	Small Cap Blend	Principal Small Cap S&P 600 Index Fund	Principal Global Investors, LLC	0.16	26.24	12.22
06-936	Intermediate Bond	Putnam Diversified Income Trust	Putnam Investments Management, LLC	0.99	-6.93	1.83	3.21
06-897	Intermediate Bond	Putnam Diversified Income Trust	Putnam Investments Management, LLC	0.74	-6.8	2.09	3.47
06-GNK	Intermediate Bond	Putnam Diversified Income Trust	Putnam Investments Management, LLC	0.64	-6.67	2.18
06-GNM	Managed Asset Allocation	Putnam Dynamic Asset Allocation Balanced Fund	Putnam Investments Management, LLC	0.96	13.32	9.83	9.78
06-GNN	Managed Asset Allocation	Putnam Dynamic Asset Allocation Balanced Fund	Putnam Investments Management, LLC	0.61	13.79	10.23
06-GNP	Managed Asset Allocation	Putnam Dynamic Asset Allocation Balanced Fund	Putnam Investments Management, LLC	0.71	13.69	10.11	10.06
06-GNR	Managed Asset Allocation	Putnam Dynamic Asset Allocation Conservative Fund	Putnam Investments Management, LLC	0.99	5.65	6.31	6.43
06-GNT	Managed Asset Allocation	Putnam Dynamic Asset Allocation Conservative Fund	Putnam Investments Management, LLC	0.64	5.97	6.68
06-GNV	Managed Asset Allocation	Putnam Dynamic Asset Allocation Conservative Fund	Putnam Investments Management, LLC	0.74	5.96	6.59	6.70
06-GNW	Managed Asset Allocation	Putnam Dynamic Asset Allocation Growth Fund	Putnam Investments Management, LLC	1.05	16.75	11.79	11.56
06-GNY	Managed Asset Allocation	Putnam Dynamic Asset Allocation Growth Fund	Putnam Investments Management, LLC	0.80	17.1	12.07	11.84

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-GNX	Managed Asset Allocation	Putnam Dynamic Asset Allocation Growth Fund	Putnam Investments Management, LLC	0.69	17.18	12.21
06-64J	Foreign Equity	Putnam Emerging Markets Equity	Putnam Investments Management, LLC	0.94	-3.81
06-36H	Large Cap Equity	Putnam Equity Income Fund	Putnam Investments Management, LLC	0.55	27.33	14.08
06-FCG	Large Cap Equity	Putnam Equity Income Fund	Putnam Investments Management, LLC	0.90	26.84	13.67	13.90
06-FCF	Large Cap Equity	Putnam Equity Income Fund	Putnam Investments Management, LLC	0.65	27.18	13.95	14.18
06-899	Large Cap Equity	Putnam Growth Opportunities Fund	Putnam Investments Management, LLC	0.74	22.84	25.70	20.09
06-938	Large Cap Equity	Putnam Growth Opportunities Fund	Putnam Investments Management, LLC	0.99	22.52	25.38	19.78
06-GCG	Large Cap Equity	Putnam Growth Opportunities Fund	Putnam Investments Management, LLC	0.64	22.95	25.84
06-3XC	Mid Cap Equity	Putnam Sustainable Future Fund Class	Putnam Investments Management, LLC	0.66	6.11
06-3XG	Large Cap Equity	Putnam Sustainable Leaders Fund Class	Putnam Investments Management, LLC	0.70	23.67
06-747	Foreign Equity	Russell Emerging Markets Fund	Russell Investment Company	1.22	0.82	8.27	4.78
06-GCH	Foreign Equity	Russell Emerging Markets Fund	Russell Investment Company	1.07	0.93	8.46
06-742	Large Cap Equity	Russell Equity Income Fund	Russell Investment Company	0.84	27.38	15.25	14.49
06-736	World Stock	Russell Global Equity Fund	Russell Investment Company	0.99	22.63	14.46	12.53
06-489	Specialty	Russell Global Infrastructure Fund	Russell Investment Company	1.03	12.34	8.17	8.22
06-739	Specialty	Russell Global Real Estate Securities Fund	Russell Investment Company	1.10	26.81	8.85	9.01
06-737	Foreign Equity	Russell International Developed Markets Fund	Russell Investment Company	0.93	12.77	8.64	7.64
06-FFM	Specialty	Russell Inv Global Real Estate Securities Fund	Russell Investment Company	0.93	27.02	9.04
06-738	Intermediate Bond	Russell Investment Grade Bond Fund	Russell Investment Company	0.48	-1.25	3.76	3.13
06-GCJ	Intermediate Bond	Russell Investment Grade Bond Fund	Russell Investment Company	0.35	-1.16	3.89
06-659	Balanced	Russell LifePoints Balanced Strategy Fund	Russell Investment Company	0.90	13.63	7.09	7.16
06-665	Balanced	Russell LifePoints Balanced Strategy Fund	Russell Investment Company	1.40	13.17	6.56	6.64
06-661	Balanced	Russell LifePoints Conservative Strategy Fund	Russell Investment Company	0.66	3.56	4.51	4.27
06-655	Balanced	Russell LifePoints Conservative Strategy Fund	Russell Investment Company	1.16	3.03	3.95	3.73
06-662	Balanced	Russell LifePoints Equity Growth Strategy Fund	Russell Investment Company	0.97	21.01	9.68	9.30

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-675	Balanced	Russell LifePoints Equity Growth Strategy Fund	Russell Investment Company	1.47	20.42	9.13	8.75
06-663	Balanced	Russell LifePoints Growth Strategy Fund	Russell Investment Company	0.97	18.15	9.08	8.51
06-670	Balanced	Russell LifePoints Growth Strategy Fund	Russell Investment Company	1.47	17.53	8.54	7.97
06-664	Balanced	Russell LifePoints Moderate Strategy Fund	Russell Investment Company	0.80	8.47	5.40	5.52
06-660	Balanced	Russell LifePoints Moderate Strategy Fund	Russell Investment Company	1.30	8.01	4.88	4.99
06-488	Intermediate Bond	Russell Opportunistic Credit Fund	Russell Investment Company	0.82	2.64	4.62	4.85
06-748	Short Term Bond	Russell Short Duration Bond Fund	Russell Investment Company	0.55	-0.75	2.28	2.05
06-741	Intermediate Bond	Russell Strategic Bond Fund	Russell Investment Company	0.58	-1.73	3.88	3.49
06-GCK	Intermediate Bond	Russell Strategic Bond Fund	Russell Investment Company	0.47	-1.57	3.97
06-744	Large Cap Equity	Russell Sustainable Equity Fund	Russell Investment Company	1.07	25.54	16.01	14.56
06-749	Small Cap Equity	Russell U.S. Small Cap Equity Fund	Russell Investment Company	1.13	25.84	12.02	13.14
06-GCM	Small Cap Equity	Russell U.S. Small Cap Equity Fund	Russell Investment Company	1.00	26.03	12.17
06-225	Large Cap Equity	State Street Equity 500 Index	SSGA Funds Management, Inc.	0.17	28.32	18.17	16.26
06-167	Large Cap Equity	State Street Equity 500 Index	SSGA Funds Management, Inc.	0.62	27.74	17.65	15.73
06-3TT	Managed Asset Allocation	State Street Target Retirement 2020 Fund	SSGA Funds Management, Inc.	0.09	9.55	9.34
06-3TV	Managed Asset Allocation	State Street Target Retirement 2025 Fund	SSGA Funds Management, Inc.	0.09	10.81	11.10
06-3TW	Managed Asset Allocation	State Street Target Retirement 2030 Fund	SSGA Funds Management, Inc.	0.09	11.37	12.17
06-3VR	Managed Asset Allocation	State Street Target Retirement 2035 Fund	SSGA Funds Management, Inc.	0.09	12.18	12.82
06-3TY	Managed Asset Allocation	State Street Target Retirement 2040 Fund	SSGA Funds Management, Inc.	0.09	13.15	13.34
06-3V3	Managed Asset Allocation	State Street Target Retirement 2045 Fund	SSGA Funds Management, Inc.	0.09	13.83	13.76
06-3V4	Managed Asset Allocation	State Street Target Retirement 2050 Fund	SSGA Funds Management, Inc.	0.09	14.37	13.96
06-3V6	Managed Asset Allocation	State Street Target Retirement 2055 Fund	SSGA Funds Management, Inc.	0.09	14.31	13.98
06-3V7	Managed Asset Allocation	State Street Target Retirement 2060 Fund	SSGA Funds Management, Inc.	0.09	14.34	13.97
06-64F	Managed Asset Allocation	State Street Target Retirement 2065 Fund	SSGA Funds Management, Inc.	0.09	14.39
06-3V9	Managed Asset Allocation	State Street Target Retirement Fund	SSGA Funds Management, Inc.	0.09	7.92	7.56
06-4GM	Balanced	T Rowe Price Capital Appr	T. Rowe Price Investment Management	0.58	18.67	15.29
06-4GN	Specialty	T Rowe Price Comm Tech	T. Rowe Price Investment Management	0.65	9.79	24.27
06-4GP	Specialty	T Rowe Price Global Tech	T. Rowe Price Investment Management	0.75	10.14	28.24
06-4GC	Specialty	T Rowe Price Health Science	T. Rowe Price Investment Management	0.65	13.4	19.91
06-4GR	Specialty	T Rowe Price New Era	T. Rowe Price Investment Management	0.56	25.51	5.88
06-4GT	Small Cap Equity	T Rowe Price Small Cap Stock	T. Rowe Price Investment Management	0.75	17.27	17.05

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4MP	Balanced	T Rowe Price Spectrum Moderate Growth Allocation Fund	T. Rowe Price Investment Management	0.65	14.25	13.59
06-4GV	Large Cap Equity	T Rowe Price Value	T. Rowe Price Investment Management	0.63	30.06	14.47
06-720	Large Cap Equity	T. Rowe Price Blue Chip Growth Fund	T. Rowe Price Investment Management	1.21	17.08	22.83	18.81
06-FFN	Large Cap Equity	T. Rowe Price Blue Chip Growth Fund	T. Rowe Price Investment Management	0.56	17.85	23.64
06-4TR	Mid Cap Growth	T. Rowe Price Diversified Mid-Cap Growth	T. Rowe Price Investment Management	0.66	13.88
06-3W9	Large Cap Equity	T. Rowe Price Dividend Growth Fund	T. Rowe Price Investment Management	0.50	26.2	17.45
06-4PK	Diversified Emerging Markets	T. Rowe Price Emerging Markets Stock Fund	T. Rowe Price Investment Management	1.06	-10.36	9.98
06-775	Large Cap Equity	T. Rowe Price Equity Income Fund	T. Rowe Price Investment Management	1.25	24.92	10.53	11.32
06-FFP	Large Cap Equity	T. Rowe Price Equity Income Fund	T. Rowe Price Investment Management	0.55	25.77	11.28
06-580	Large Cap Equity	T. Rowe Price Equity Income Portfolio	T. Rowe Price Investment Management	0.74	25.55	11.01	11.81
06-755	Foreign Equity	T. Rowe Price European Stock Fund	T. Rowe Price Investment Management	0.96	14.82	12.46	9.79
06-GPC	Specialty	T. Rowe Price Financial Services Fund	T. Rowe Price Investment Management	0.72	38.01	15.28
06-47W	World Allocation	T. Rowe Price Global Allocation Fund	T. Rowe Price Investment Management	0.85	9.3	10.39
06-47X	World Allocation	T. Rowe Price Global Allocation Fund	T. Rowe Price Investment Management	1.27	8.86	9.93
06-64T	Intermediate Bond	T. Rowe Price Global Multi-Sector	T. Rowe Price Investment Management Bond Fund	0.48	0.55	5.24
06-308	Large Cap Equity	T. Rowe Price Growth Stock Fund	T. Rowe Price Investment Management	0.92	19.71	22.92	18.83
06-780	Large Cap Equity	T. Rowe Price Growth Stock Fund	T. Rowe Price Investment Management	1.17	19.39	22.60	18.52
06-FFR	Large Cap Equity	T. Rowe Price Growth Stock Fund	T. Rowe Price Investment Management	0.52	20.18	23.41
06-63M	Foreign Equity	T. Rowe Price International Discovery	T. Rowe Price Investment Management	1.19	7.41	16.33	13.94
06-715	Foreign Equity	T. Rowe Price International Stock Fund	T. Rowe Price Investment Management	1.40	0.87	9.76	7.78
06-FFT	Foreign Equity	T. Rowe Price International Value Equity Fund	T. Rowe Price Investment Management	0.66	12.93	6.65
06-309	Foreign Equity	T. Rowe Price International Value Equity Fund	T. Rowe Price Investment Management	1.09	12.52	6.21	5.75
06-795	Foreign Equity	T. Rowe Price International Value Equity Fund	T. Rowe Price Investment Management	1.35	12.18	5.89	5.45
06-790	Mid Cap Equity	T. Rowe Price Mid-Cap Growth Fund	T. Rowe Price Investment Management	1.28	14.43	17.48	15.86
06-FFV	Mid Cap Equity	T. Rowe Price Mid-Cap Growth Fund	T. Rowe Price Investment Management	0.61	15.19	18.26
06-785	Mid Cap Equity	T. Rowe Price Mid-Cap Value Fund	T. Rowe Price Investment Management	1.30	23.89	9.74	12.49
06-311	Mid Cap Equity	T. Rowe Price Mid-Cap Value Fund	T. Rowe Price Investment Management	1.05	24.14	10.00	12.76

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-FFW	Mid Cap Equity	T. Rowe Price Mid-Cap Value Fund	T. Rowe Price Investment Management	0.65	24.69	10.45
06-3CY	Large Cap Equity	T. Rowe Price New America Growth Fund	T. Rowe Price Investment Management	0.65	20.98	26.50
06-3XK	Mid Cap Equity	T. Rowe Price New Horizons Fund	T. Rowe Price Investment Management	0.64	9.82	26.81
06-3RR	Foreign Equity	T. Rowe Price Overseas Stock Fund	T. Rowe Price Investment Management	0.66	12.43	10.38
06-GFP	Specialty	T. Rowe Price Real Estate Fund	T. Rowe Price Investment Management	0.62	47.53	8.89
06-576	Managed Asset Allocation	T. Rowe Price Retirement 2005 Fund	T. Rowe Price Investment Management	0.99	7.49	7.62	6.68
06-573	Managed Asset Allocation	T. Rowe Price Retirement 2005 Fund	T. Rowe Price Investment Management	0.74	7.79	7.91	6.95
06-GCN	Managed Asset Allocation	T. Rowe Price Retirement 2005 Fund	T. Rowe Price Investment Management	0.34	8.18	8.31
06-579	Managed Asset Allocation	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Investment Management	0.99	8.22	8.21	7.35
06-574	Managed Asset Allocation	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Investment Management	0.74	8.49	8.48	7.62
06-GCP	Managed Asset Allocation	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Investment Management	0.34	8.97	8.90
06-776	Managed Asset Allocation	T. Rowe Price Retirement 2015 Fund	T. Rowe Price Investment Management	1.01	9.01	8.94	8.22
06-774	Managed Asset Allocation	T. Rowe Price Retirement 2015 Fund	T. Rowe Price Investment Management	0.76	9.32	9.22	8.51
06-FFY	Managed Asset Allocation	T. Rowe Price Retirement 2015 Fund	T. Rowe Price Investment Management	0.36	9.74	9.64
06-778	Managed Asset Allocation	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Investment Management	1.03	9.92	9.88	9.15
06-777	Managed Asset Allocation	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Investment Management	0.78	10.2	10.16	9.42
06-FGF	Managed Asset Allocation	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Investment Management	0.37	10.6	10.55
06-781	Managed Asset Allocation	T. Rowe Price Retirement 2025 Fund	T. Rowe Price Investment Management	1.05	11.3	10.93	10.07
06-779	Managed Asset Allocation	T. Rowe Price Retirement 2025 Fund	T. Rowe Price Investment Management	0.80	11.62	11.23	10.35
06-FGG	Managed Asset Allocation	T. Rowe Price Retirement 2025 Fund	T. Rowe Price Investment Management	0.39	12.04	11.61
06-783	Managed Asset Allocation	T. Rowe Price Retirement 2030 Fund	T. Rowe Price Investment Management	1.08	13.01	11.97	10.92
06-782	Managed Asset Allocation	T. Rowe Price Retirement 2030 Fund	T. Rowe Price Investment Management	0.83	13.26	12.25	11.19
06-FGH	Managed Asset Allocation	T. Rowe Price Retirement 2030 Fund	T. Rowe Price Investment Management	0.41	13.75	12.65
06-786	Managed Asset Allocation	T. Rowe Price Retirement 2035 Fund	T. Rowe Price Investment Management	1.09	14.46	12.83	11.57
06-784	Managed Asset Allocation	T. Rowe Price Retirement 2035 Fund	T. Rowe Price Investment Management	0.84	14.8	13.12	11.85
06-FGJ	Managed Asset Allocation	T. Rowe Price Retirement 2035 Fund	T. Rowe Price Investment Management	0.42	15.28	13.52
06-787	Managed Asset Allocation	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Investment Management	0.85	16.06	13.86	12.35
06-789	Managed Asset Allocation	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Investment Management	1.10	15.76	13.58	12.07
06-FGK	Managed Asset Allocation	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Investment Management	0.43	16.58	14.28
06-792	Managed Asset Allocation	T. Rowe Price Retirement 2045 Fund	T. Rowe Price Investment Management	1.12	16.61	13.97	12.27
06-791	Managed Asset Allocation	T. Rowe Price Retirement 2045 Fund	T. Rowe Price Investment Management	0.87	16.94	14.26	12.55
06-FGM	Managed Asset Allocation	T. Rowe Price Retirement 2045 Fund	T. Rowe Price Investment Management	0.44	17.43	14.68
06-794	Managed Asset Allocation	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Investment Management	1.13	16.82	14.00	12.29

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-793	Managed Asset Allocation	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Investment Management	0.88	17.06	14.29	12.56
06-FGN	Managed Asset Allocation	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Investment Management	0.45	17.54	14.71
06-797	Managed Asset Allocation	T. Rowe Price Retirement 2055 Fund	T. Rowe Price Investment Management	1.14	16.75	13.96	12.26
06-796	Managed Asset Allocation	T. Rowe Price Retirement 2055 Fund	T. Rowe Price Investment Management	0.89	17.04	14.25	12.54
06-FGP	Managed Asset Allocation	T. Rowe Price Retirement 2055 Fund	T. Rowe Price Investment Management	0.46	17.57	14.71
06-CMR	Managed Asset Allocation	T. Rowe Price Retirement 2060 Fund	T. Rowe Price Investment Management	1.14	16.77	13.97
06-CMP	Managed Asset Allocation	T. Rowe Price Retirement 2060 Fund	T. Rowe Price Investment Management	0.89	17.07	14.25
06-FGR	Managed Asset Allocation	T. Rowe Price Retirement 2060 Fund	T. Rowe Price Investment Management	0.46	17.55	14.72
06-63R	Managed Asset Allocation	T. Rowe Price Retirement 2065	T. Rowe Price Investment Management	0.89	17.86
06-63W	Managed Asset Allocation	T. Rowe Price Retirement 2065	T. Rowe Price Investment Management	1.14	17.66
06-64G	Managed Asset Allocation	T. Rowe Price Retirement 2065	T. Rowe Price Investment Management	0.46	18.52
06-798	Managed Asset Allocation	T. Rowe Price Retirement Balanced I Fund	T. Rowe Price Investment Management	0.74	8.2	8.00	6.72
06-799	Managed Asset Allocation	T. Rowe Price Retirement Balanced I Fund	T. Rowe Price Investment Management	0.99	7.95	7.73	6.45
06-FFX	Balanced	T. Rowe Price Retirement Balanced I Fund	T. Rowe Price Investment Management	0.34	8.52	8.38
06-CMT	Specialty	T. Rowe Price U.S. Treasury Long-Term Fund	T. Rowe Price Investment Management	0.23	-5.25	6.29	4.02
06-312	Foreign Equity	Templeton Foreign Fund	Franklin Templeton Institutional, LLC	1.10	5.07	3.19	5.02
06-CNG	Foreign Equity	Templeton Foreign Fund	Franklin Templeton Institutional, LLC	0.85	5.33	3.45	5.28
06-920	Foreign Equity	Templeton Foreign Fund	Franklin Templeton Institutional, LLC	1.35	4.96	2.96	4.77
06-GCR	Foreign Equity	Templeton Foreign Fund	Franklin Templeton Institutional, LLC	0.71	5.51	3.64
06-886	Intermediate Bond	Templeton Global Bond Fund	Franklin Templeton Institutional, LLC	0.92	-5.06	-1.09	1.48
06-CNH	Intermediate Bond	Templeton Global Bond Fund	Franklin Templeton Institutional, LLC	0.67	-4.74	-0.84	1.74
06-FGT	Intermediate Bond	Templeton Global Bond Fund	Franklin Templeton Institutional, LLC	0.54	-4.59	-0.70
06-887	Intermediate Bond	Templeton Global Bond Fund	Franklin Templeton Institutional, LLC	1.17	-5.3	-1.34	1.22
06-313	World Stock	Templeton Growth Fund	Franklin Templeton Institutional, LLC	1.05	5.12	5.14	7.36
06-CNJ	World Stock	Templeton Growth Fund	Franklin Templeton Institutional, LLC	0.80	5.38	5.40	7.62
06-925	World Stock	Templeton Growth Fund	Franklin Templeton Institutional, LLC	1.30	4.85	4.88	7.08
06-CHN	Intermediate Bond	Templeton International Bond Fund	Franklin Templeton Institutional, LLC	1.03	-6.65	-1.36	0.31
06-3P9	Balanced	The Hartford Balanced Income Fund	Hartford Funds Management Company, LLC	0.56	10.25	8.63

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3NY	Large Cap Equity	The Hartford Dividend and Growth Fund	Hartford Funds Management Company, LLC	0.65	31.37	15.33
06-3P4	Large Cap Equity	The Hartford Growth Opportunities Fund	Hartford Funds Management Company, LLC	0.74	7.77	24.43
06-3WC	Foreign Equity	The Hartford International Growth Fund	Hartford Funds Management Company, LLC	0.85	4
06-3F7	Foreign Equity	The Hartford International Opportunities Fund	Hartford Funds Management Company, LLC	0.71	7.71	10.75
06-39P	Mid Cap Equity	The Hartford MidCap Fund	Hartford Funds Management Company, LLC	1.17	9.51	15.60	15.61
06-39R	Mid Cap Equity	The Hartford MidCap Fund	Hartford Funds Management Company, LLC	1.47	9.16	15.23	15.25
06-39T	Mid Cap Equity	The Hartford MidCap Fund	Hartford Funds Management Company, LLC	0.75	9.97	16.06
06-3P6	Intermediate Bond	The Hartford Total Return Bond Fund	Hartford Funds Management Company, LLC	0.35	-0.82	4.51
06-3YH	Intermediate Bond	The Hartford World Bond Fund	Hartford Funds Management Company, LLC	1.06	-1.29	1.95	2.18
06-3P7	Intermediate Bond	The Hartford World Bond Fund	Hartford Funds Management Company, LLC	0.65	-0.87	2.37
06-4GW	Foreign Equity	Thornburg Developing World	Thornburg Investment Management, Inc.	0.99	-2.56	12.52
06-4GX	Foreign Equity	Thornburg International Growth	Thornburg Investment Management, Inc.	0.89	-4.08	12.91
06-316	Foreign Equity	Thornburg International Value Fund	Thornburg Investment Management, Inc.	0.99	7.57	11.34	8.43
06-990	Foreign Equity	Thornburg International Value Fund	Thornburg Investment Management, Inc.	1.45	7.1	10.83	7.93
06-GPF	Foreign Equity	Thornburg International Value Fund	Thornburg Investment Management, Inc.	0.90	7.77	11.56
06-986	World Stock	Thornburg Investment Income Builder Fund	Thornburg Investment Management, Inc.	1.06	20.5	9.18	8.21
06-987	World Stock	Thornburg Investment Income Builder Fund	Thornburg Investment Management, Inc.	1.56	19.91	8.65	7.68
06-39W	World Stock	Thornburg Investment Income Builder Fund	Thornburg Investment Management, Inc.	0.87	20.71

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-995	Short Term Bond	Thornburg Limited Term Income Fund	Thornburg Investment Management, Inc.	0.99	-1.3	2.75	2.74
06-GCV	Short Term Bond	Thornburg Limited Term Income Fund	Thornburg Investment Management, Inc.	0.42	-0.73
06-953	Short Term Bond	Thornburg Limited Term Income Fund	Thornburg Investment Management, Inc.	0.49	-0.8	3.20
06-104	Short Term Bond	Thornburg Limited Term U.S. Government Fund	Thornburg Investment Management, Inc.	0.99	-1.94	1.28	0.97
06-985	Large Cap Equity	Thornburg Small/Mid Cap Growth Fund	Thornburg Investment Management, Inc.	1.35	-4.47	15.92	13.74
06-314	Large Cap Equity	Thornburg Small/Mid Cap Growth Fund	Thornburg Investment Management, Inc.	0.84	-4	16.51	14.32
06-4XJ	Intermediate Bond	Thornburg Strategic Income	Thornburg Investment Management, Inc.	0.53	2.85
06-109	Large Cap Equity	Thornburg Value Fund	Thornburg Investment Management, Inc.	1.20	13.78	12.77	13.23
06-FGV	Intermediate Bond	TIAA-CREF Bond Index Fund	TIAA-CREF Investment Management, LLC	0.08	-1.81	3.41	2.74
06-434	Intermediate Bond	TIAA-CREF Bond Index Fund	TIAA-CREF Investment Management, LLC	0.33	-2.05	3.16	2.48
06-3F4	Intermediate Bond	TIAA-CREF Bond Plus Fund	TIAA-CREF Investment Management, LLC	0.30	-0.33	4.26	3.99
06-939	Intermediate Bond	TIAA-CREF Bond Plus Fund	TIAA-CREF Investment Management, LLC	0.55	-0.48	3.99	3.74
06-GCW	Intermediate Bond	TIAA-CREF Core Impact Bd	TIAA-CREF Investment Management, LLC	0.35	-1.03	3.93
06-CNK	Intermediate Bond	TIAA-CREF Core Impact Bd	TIAA-CREF Investment Management, LLC	0.60	-1.28	3.67
06-020	Foreign Equity	TIAA-CREF Emerging Markets Equity Index Fund	TIAA-CREF Investment Management, LLC	0.45	-3.32	9.44	4.99
06-FGW	Large Cap Equity	TIAA-CREF Growth & Income Fund	TIAA-CREF Investment Management, LLC	0.40	25.38	17.78	16.05
06-433	Large Cap Equity	TIAA-CREF Growth & Income Fund	TIAA-CREF Investment Management, LLC	0.65	25.06	17.49	15.76
06-428	Foreign Equity	TIAA-CREF International Equity Index fund	TIAA-CREF Investment Management, LLC	0.30	11.07	9.50	7.95

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-FGX	Foreign Equity	TIAA-CREF International Equity Index Fund	TIAA-CREF Investment Management, LLC	0.05	11.3	9.77	8.22
06-942	Large Cap Equity	TIAA-CREF Large-Cap Growth Fund	TIAA-CREF Investment Management, LLC	0.66	16.51	23.95	18.97
06-431	Large Cap Equity	TIAA-CREF Large-Cap Growth Index Fund	TIAA-CREF Investment Management, LLC	0.30	27.21	24.93	19.41
06-FGY	Large Cap Equity	TIAA-CREF Large-Cap Growth Index Fund	TIAA-CREF Investment Management, LLC	0.05	27.52	25.23	19.71
06-943	Large Cap Equity	TIAA-CREF Large-Cap Value Fund	TIAA-CREF Investment Management, LLC	0.66	26.67	10.09	12.23
06-429	Large Cap Equity	TIAA-CREF Large-Cap Value Index Fund	TIAA-CREF Investment Management, LLC	0.30	24.75	10.84	12.62
06-FHC	Large Cap Equity	TIAA-CREF Large-Cap Value Index Fund	TIAA-CREF Investment Management, LLC	0.05	25.02	11.12	12.90
06-36J	Managed Asset Allocation	TIAA-CREF Lifecycle 2010 Fund	TIAA-CREF Investment Management, LLC	0.37	6.88	8.26	7.66
06-36K	Managed Asset Allocation	TIAA-CREF Lifecycle 2015 Fund	TIAA-CREF Investment Management, LLC	0.38	7.74	8.84	8.26
06-36M	Managed Asset Allocation	TIAA-CREF Lifecycle 2020 Fund	TIAA-CREF Investment Management, LLC	0.39	8.46	9.49	8.96
06-36N	Managed Asset Allocation	TIAA-CREF Lifecycle 2025 Fund	TIAA-CREF Investment Management, LLC	0.41	9.85	10.42	9.81
06-36P	Managed Asset Allocation	TIAA-CREF Lifecycle 2030 Fund	TIAA-CREF Investment Management, LLC	0.42	11.23	11.35	10.63
06-36R	Managed Asset Allocation	TIAA-CREF Lifecycle 2035 Fund	TIAA-CREF Investment Management, LLC	0.43	12.7	12.27	11.41
06-36T	Managed Asset Allocation	TIAA-CREF Lifecycle 2040 Fund	TIAA-CREF Investment Management, LLC	0.44	14.33	13.17	12.02
06-36V	Managed Asset Allocation	TIAA-CREF Lifecycle 2045 Fund	TIAA-CREF Investment Management, LLC	0.45	15.94	13.85	12.38
06-36W	Managed Asset Allocation	TIAA-CREF Lifecycle 2050 Fund	TIAA-CREF Investment Management, LLC	0.45	16.48	14.06	12.49
06-37C	Managed Asset Allocation	TIAA-CREF Lifecycle 2055 Fund	TIAA-CREF Investment Management, LLC	0.45	16.65	14.17	12.56
06-36Y	Managed Asset Allocation	TIAA-CREF Lifecycle 2060 Fund	TIAA-CREF Investment Management, LLC	0.45	16.8	14.29

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-64H	Managed Asset Allocation	TIAA-CREF Lifecycle 2065	TIAA-CREF Investment Management, LLC	0.45	17.15
06-032	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2010 Fund	TIAA-CREF Investment Management, LLC	0.35	6.75	8.08	7.20
06-FHF	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2010 Fund	TIAA-CREF Investment Management, LLC	0.10	6.95	8.36	7.47
06-033	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2015 Fund	TIAA-CREF Investment Management, LLC	0.35	7.63	8.73	7.84
06-FHG	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2015 Fund	TIAA-CREF Investment Management, LLC	0.10	7.85	8.99	8.10
06-034	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2020 Fund	TIAA-CREF Investment Management, LLC	0.35	8.48	9.40	8.58
06-FHH	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2020 Fund	TIAA-CREF Investment Management, LLC	0.10	8.75	9.67	8.85
06-035	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2025 Fund	TIAA-CREF Investment Management, LLC	0.35	9.85	10.33	9.45
06-FHJ	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2025 Fund	TIAA-CREF Investment Management, LLC	0.10	10.14	10.61	9.73
06-036	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2030 Fund	TIAA-CREF Investment Management, LLC	0.35	11.36	11.28	10.32
06-FHK	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2030 Fund	TIAA-CREF Investment Management, LLC	0.10	11.67	11.57	10.61
06-037	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2035 Fund	TIAA-CREF Investment Management, LLC	0.35	12.88	12.21	11.17
06-FHM	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2035 Fund	TIAA-CREF Investment Management, LLC	0.10	13.21	12.49	11.45
06-FHN	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2040 Fund	TIAA-CREF Investment Management, LLC	0.10	14.89	13.40	12.13
06-038	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2040 Fund	TIAA-CREF Investment Management, LLC	0.35	14.61	13.12	11.85
06-FHP	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2045 Fund	TIAA-CREF Investment Management, LLC	0.10	16.65	14.14	12.53
06-039	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2045 Fund	TIAA-CREF Investment Management, LLC	0.35	16.37	13.86	12.24
06-FHR	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2050 Fund	TIAA-CREF Investment Management, LLC	0.10	17.14	14.35	12.64

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-040	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2050 Fund	TIAA-CREF Investment Management, LLC	0.35	16.87	14.06	12.36
06-041	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2055 Fund	TIAA-CREF Investment Management, LLC	0.35	17.1	14.20	12.45
06-FHT	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2055 Fund	TIAA-CREF Investment Management, LLC	0.10	17.39	14.47	12.73
06-CMV	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2060 Fund	TIAA-CREF Investment Management, LLC	0.35	17.39	14.33
06-FHV	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2060 Fund	TIAA-CREF Investment Management, LLC	0.10	17.64	14.61
06-4XR	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2065	TIAA-CREF Investment Management, LLC	0.10	18.08
06-4XT	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2065	TIAA-CREF Investment Management, LLC	0.35	17.44
06-FHW	Managed Asset Allocation	TIAA-CREF Lifecycle Index Retirement Income Fund	TIAA-CREF Investment Management, LLC	0.10	7.14	8.30	7.08
06-042	Managed Asset Allocation	TIAA-CREF Lifecycle Index Retirement Income Fund	TIAA-CREF Investment Management, LLC	0.35	6.82	8.03	6.81
06-36X	Managed Asset Allocation	TIAA-CREF Lifecycle Retirement Income Fund	TIAA-CREF Investment Management, LLC	0.37	7.08	8.14	7.24
06-3CK	Balanced	TIAA-CREF Lifestyle Aggressive Growth Fund	TIAA-CREF Investment Management, LLC	0.65	17.22	14.89	13.32
06-4CX	Balanced	TIAA-CREF Lifestyle Aggressive Growth Fund Retail Class	TIAA-CREF Investment Management, LLC	0.95	16.82	14.55	12.97
06-3CG	Balanced	TIAA-CREF Lifestyle Conservative Fund	TIAA-CREF Investment Management, LLC	0.49	6.49	8.14	7.33
06-3CJ	Balanced	TIAA-CREF Lifestyle Growth Fund	TIAA-CREF Investment Management, LLC	0.60	13.58	12.81	11.50
06-3XV	Balanced	TIAA-CREF Lifestyle Growth Fund	TIAA-CREF Investment Management, LLC	0.88	13.22	12.48	11.17
06-3CF	Balanced	TIAA-CREF Lifestyle Income Fund	TIAA-CREF Investment Management, LLC	0.43	3.05	5.53	4.96
06-3CH	Balanced	TIAA-CREF Lifestyle Moderate Fund	TIAA-CREF Investment Management, LLC	0.55	10.02	10.76	9.69
06-944	Mid Cap Equity	TIAA-CREF Mid-Cap Growth Fund	TIAA-CREF Investment Management, LLC	0.73	2.7	17.96	14.79

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3MH	Specialty	TIAA-CREF Real Estate Securities Fund	TIAA-CREF Investment Management, LLC	0.49	39.41	14.82	13.00
06-GCX	Large Cap Equity	TIAA-CREF Social Choice Equity Fund	TIAA-CREF Investment Management, LLC	0.18	26.46	17.98	15.75
06-432	Large Cap Equity	TIAA-CREF Social Choice Equity Fund	TIAA-CREF Investment Management, LLC	0.43	26.1	17.69	15.46
06-GCY	Foreign Equity	TIAA-CREF Social Choice International Equity Fund	TIAA-CREF Investment Management, LLC	0.40	11.94	10.29
06-339	Balanced	Timothy Plan Conservative Growth Fund	Timothy Plan, Ltd.	2.07	7.63	5.51	4.69
06-341	Balanced	Timothy Plan Strategic Growth Fund	Timothy Plan, Ltd.	2.06	11.7	7.02	6.28
06-703	Intermediate Bond	Touchstone Flexible Income Fund	Touchstone Securities, Inc.	1.11	2.83	4.73	4.61
06-GPG	Large Cap Equity	Touchstone Focused Fund	Touchstone Securities, Inc.	0.85	26.85	16.37	16.25
06-624	Large Cap Equity	Touchstone Focused Fund	Touchstone Securities, Inc.	0.91	26.81	16.30	16.14
06-619	Large Cap Equity	Touchstone Focused Fund	Touchstone Securities, Inc.	1.22	26.44	15.96	15.82
06-699	Large Cap Equity	Touchstone Growth Opportunities Fund	Touchstone Securities, Inc.	1.24	22.74	23.19	17.93
06-3GK	Large Cap Equity	Touchstone Large Cap Focused Fund	Touchstone Securities, Inc.	0.70	25.64	19.71
06-4Y4	Mid Cap Growth	Touchstone Mid Cap Growth	Touchstone Securities, Inc.	0.78	16.35
06-GPJ	Mid Cap Equity	Touchstone Mid Cap Growth Fund	Touchstone Securities, Inc.	0.87	16.26	20.47	17.39
06-GPH	Mid Cap Equity	Touchstone Mid Cap Growth Fund	Touchstone Securities, Inc.	1.23	15.88	20.10	16.99
06-4PF	Small Cap Blend	Touchstone Small Company Fund	Touchstone Securities, Inc.	0.80	23.67	14.01
06-701	Large Cap Equity	Touchstone Sustainability and Impact Equity Fund	Touchstone Securities, Inc.	1.12	11.97	11.99	10.87
06-702	Large Cap Equity	Touchstone Value Fund	Touchstone Securities, Inc.	1.08	24.59	11.60	12.34
06-4FX	Small Cap Equity	Undiscovered Managers Behavioral Value	J.P. Morgan Investment Management, Inc.	0.80	34.5	10.60
06-4NT	Intermediate Bond	USAA Intermediate Term Bond Fund	Victory Capital Management, Inc.	0.42	1.12	5.36
06-4NW	Foreign Blend	USAA International Fund	Victory Capital Management, Inc.	0.80	16.58
06-4NV	Large Cap Growth	USAA Nasdaq 100 Index Fund	Victory Capital Management, Inc.	0.31	27.14
06-FHY	Large Cap Equity	Vanguard 500 Index Fund	Vanguard Group, Inc.	0.04	28.66	18.43	16.51
06-FJC	Balanced	Vanguard Balanced Index Fund	Vanguard Group, Inc.	0.07	14.22	12.37	10.99
06-4XX	Specialty	Vanguard Commodity Strategy	Vanguard Group, Inc.	0.20	35.23
06-4Y3	Specialty	Vanguard Consumer Discretionary Index	Vanguard Group, Inc.	0.10	24.88	23.17	20.21
06-4XY	Specialty	Vanguard Consumer Staples Index	Vanguard Group, Inc.	0.10	17.52	11.14	12.15

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-FJF	Foreign Equity	Vanguard Developed Markets Index Fund	Vanguard Group, Inc.	0.07	11.43	10.15	8.51
06-4CY	Large Cap Equity	Vanguard Dividend Growth Fund Investor Shares	Vanguard Group, Inc.	0.26	24.84	16.97	14.65
06-FJG	Foreign Equity	Vanguard Emerging Markets Stock Index Fund	Vanguard Group, Inc.	0.14	0.86	9.43	5.36
06-FJH	Specialty	Vanguard Energy Fund	Vanguard Group, Inc.	0.25	27.79	-3.02	-0.67
06-FJJ	Large Cap Equity	Vanguard Equity Income Fund	Vanguard Group, Inc.	0.19	25.64	12.67	13.23
06-4PP	Europe Stock	Vanguard European Stock Index Fund	Vanguard Group, Inc.	0.10	16.33	10.74	8.65
06-FJK	Small Cap Equity	Vanguard Explorer Fund	Vanguard Group, Inc.	0.30	16.37	19.29	16.25
06-FJM	Mid Cap Equity	Vanguard Extended Market Index Fund	Vanguard Group, Inc.	0.06	12.45	15.30	14.97
06-4G7	Specialty	Vanguard Financials Index	Vanguard Group, Inc.	0.10	35.25	12.62	15.71
06-3CC	Foreign Equity	Vanguard FTSE All-World ex-US Index Fund	Vanguard Group, Inc.	0.11	8.12	9.88	7.62
06-3WM	Large Cap Equity	Vanguard FTSE Social Index Fund	Vanguard Group, Inc.	0.14	27.71
06-GFM	Intermediate Bond	Vanguard GNMA Fund	Vanguard Group, Inc.	0.11	-1.02	2.31	2.18
06-4MV	Large Cap Blend	Vanguard Growth and Income	Vanguard Group, Inc.	0.22	29.11	17.92	16.55
06-FJN	Large Cap Equity	Vanguard Growth Index Fund	Vanguard Group, Inc.	0.05	27.26	24.77	19.29
06-FJP	Specialty	Vanguard Health Care Fund	Vanguard Group, Inc.	0.27	14.36	13.93	15.37
06-4MW	Specialty	Vanguard Health Care Index	Vanguard Group, Inc.	0.10	20.5	17.74	17.46
06-4MX	Large Cap Value	Vanguard High Dividend Yield Index	Vanguard Group, Inc.	0.08	26.13
06-FJR	High Yield Bond	Vanguard High-Yield Corporate Fund	Vanguard Group, Inc.	0.13	3.78	5.70	6.15
06-4XW	Specialty	Vanguard Industrials Index	Vanguard Group, Inc.	0.10	20.72	13.04	14.47
06-GFC	Intermediate Bond	Vanguard Inflation-Protected Securities Fund	Vanguard Group, Inc.	0.10	5.68	5.18	2.98
06-4G9	Specialty	Vanguard Information Technology Index	Vanguard Group, Inc.	0.10	30.37	31.80	23.68
06-FJT	Intermediate Bond	Vanguard Intermediate-Term Bond Index Fund	Vanguard Group, Inc.	0.07	-2.36	4.13	3.49
06-FJV	Intermediate Bond	Vanguard Intermediate-Term Investment-Grade Fund	Vanguard Group, Inc.	0.10	-1.14	4.59	4.21
06-FJW	Intermediate Bond	Vanguard Intermediate-Term Treasury Fund	Vanguard Group, Inc.	0.10	-2.19	2.99	2.19
06-3C9	Intermediate Bond	Vanguard Intermediate-Term Treasury Index Fund	Vanguard Group, Inc.	0.07	-2.6	2.78	2.06

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3F6	Foreign Equity	Vanguard International Growth Fund	Vanguard Group, Inc.	0.32	-0.74	21.14	13.96
06-64K	Foreign Equity	Vanguard International High Dividend Yield Index	Vanguard Group, Inc.	0.28	15.07	7.71
06-4XG	Foreign Value	Vanguard International Value	Vanguard Group, Inc.	0.35	7.97	9.16	7.57
06-FJX	Balanced	Vanguard LifeStrategy Conservative Growth Fund	Vanguard Group, Inc.	0.12	6.05	8.05	7.09
06-FJY	Balanced	Vanguard LifeStrategy Growth Fund	Vanguard Group, Inc.	0.14	14.35	12.53	11.12
06-FKC	Balanced	Vanguard LifeStrategy Income Fund	Vanguard Group, Inc.	0.11	1.92	5.70	4.98
06-FKF	Balanced	Vanguard LifeStrategy Moderate Growth Fund	Vanguard Group, Inc.	0.13	10.08	10.30	9.12
06-GJY	Specialty	Vanguard Long-Term Investment-Grade Fund	Vanguard Group, Inc.	0.12	-2.29	7.48	6.56
06-4PT	Intermediate Bond	Vanguard Long-Term Treasury Fund	Vanguard Group, Inc.	0.10	-4.63	6.60	4.51
06-FKG	Specialty	Vanguard Materials Index Fund	Vanguard Group, Inc.	0.10	27.3	13.94	12.52
06-FKH	Mid Cap Equity	Vanguard Mid-Cap Growth Fund	Vanguard Group, Inc.	0.34	9.77	17.94	14.65
06-3YP	Mid Cap Equity	Vanguard Mid-Cap Growth Index Fund	Vanguard Group, Inc.	0.07	20.48	20.05	16.45
06-FKJ	Mid Cap Equity	Vanguard Mid-Cap Index Fund	Vanguard Group, Inc.	0.05	24.51	15.86	15.12
06-3YN	Mid Cap Equity	Vanguard Mid-Cap Value Index Fund	Vanguard Group, Inc.	0.07	28.76	11.61	13.57
06-FKK	Specialty	Vanguard REIT Index Fund	Vanguard Group, Inc.	0.12	40.4	11.24	11.51
06-FKM	Mid Cap Equity	Vanguard Selected Value Fund	Vanguard Group, Inc.	0.31	27.75	10.94	12.59
06-305	Short Term Bond	Vanguard Short Term Federal Fund	Vanguard Group, Inc.	0.20	-0.58	1.94	1.38
06-4YJ	Short Term Bond	Vanguard Short-Term Bond Index	Vanguard Group, Inc.	0.07	-1.08	2.17	1.67
06-3CR	Short Term Bond	Vanguard Short-Term Federal Fund	Vanguard Group, Inc.	0.10	-0.49	2.05	1.48
06-4N9	Short Term Bond	Vanguard Short-Term Investment-Grade	Vanguard Group, Inc.	0.10	-0.33	2.74	2.52
06-4PR	Short Term Bond	Vanguard Short-Term Treasury Fund	Vanguard Group, Inc.	0.10	-0.77	1.75	1.21
06-FKP	Small Cap Equity	Vanguard Small-Cap Growth Index Fund	Vanguard Group, Inc.	0.07	5.7	16.90	14.83
06-FKR	Small Cap Equity	Vanguard Small-Cap Index Fund	Vanguard Group, Inc.	0.05	17.73	13.49	14.16
06-FKN	Small Cap Equity	Vanguard Small-Cap Value Index Fund	Vanguard Group, Inc.	0.07	28.09	10.31	13.30
06-4MY	Mid Cap Blend	Vanguard Strategic Equity	Vanguard Group, Inc.	0.17	30.86	12.89	15.09
06-4RP	Managed Asset Allocation	Vanguard Target Retirement 2015	Vanguard Group, Inc.	0.09	5.81	7.76
06-4RR	Managed Asset Allocation	Vanguard Target Retirement 2020	Vanguard Group, Inc.	0.09	8.29	9.32
06-FKW	Managed Asset Allocation	Vanguard Target Retirement 2020 Fund	Vanguard Group, Inc.	0.13	8.17	9.26	8.71
06-4RT	Managed Asset Allocation	Vanguard Target Retirement 2025	Vanguard Group, Inc.	0.09	9.95	10.43
06-FKX	Managed Asset Allocation	Vanguard Target Retirement 2025 Fund	Vanguard Group, Inc.	0.13	9.8	10.35	9.60

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4RV	Managed Asset Allocation	Vanguard Target Retirement 2030	Vanguard Group, Inc.	0.09	11.52	11.29
06-FKY	Managed Asset Allocation	Vanguard Target Retirement 2030 Fund	Vanguard Group, Inc.	0.14	11.38	11.23	10.36
06-4RW	Managed Asset Allocation	Vanguard Target Retirement 2035	Vanguard Group, Inc.	0.09	13.12	12.12
06-FMC	Managed Asset Allocation	Vanguard Target Retirement 2035 Fund	Vanguard Group, Inc.	0.14	12.96	12.06	11.10
06-4RX	Managed Asset Allocation	Vanguard Target Retirement 2040	Vanguard Group, Inc.	0.09	14.74	12.93
06-FMF	Managed Asset Allocation	Vanguard Target Retirement 2040 Fund	Vanguard Group, Inc.	0.14	14.56	12.88	11.69
06-4RY	Managed Asset Allocation	Vanguard Target Retirement 2045	Vanguard Group, Inc.	0.09	16.29	13.59
06-FMG	Managed Asset Allocation	Vanguard Target Retirement 2045 Fund	Vanguard Group, Inc.	0.15	16.16	13.55	12.04
06-4T3	Managed Asset Allocation	Vanguard Target Retirement 2050	Vanguard Group, Inc.	0.09	16.59	13.67
06-FMH	Managed Asset Allocation	Vanguard Target Retirement 2050 Fund	Vanguard Group, Inc.	0.15	16.41	13.62	12.07
06-4T4	Managed Asset Allocation	Vanguard Target Retirement 2055	Vanguard Group, Inc.	0.09	16.54	13.68
06-FMJ	Managed Asset Allocation	Vanguard Target Retirement 2055 Fund	Vanguard Group, Inc.	0.15	16.44	13.61	12.05
06-4T6	Managed Asset Allocation	Vanguard Target Retirement 2060	Vanguard Group, Inc.	0.09	16.56	13.68
06-FMK	Managed Asset Allocation	Vanguard Target Retirement 2060 Fund	Vanguard Group, Inc.	0.15	16.44	13.61
06-4T7	Managed Asset Allocation	Vanguard Target Retirement 2065	Vanguard Group, Inc.	0.09	16.56
06-34V	Managed Asset Allocation	Vanguard Target Retirement 2065 Fund	Vanguard Group, Inc.	0.15	16.46
06-4T9	Managed Asset Allocation	Vanguard Target Retirement Income	Vanguard Group, Inc.	0.09	5.34	6.93
06-FMM	Managed Asset Allocation	Vanguard Target Retirement Income Fund	Vanguard Group, Inc.	0.12	5.25	6.85	5.88
06-FMN	Intermediate Bond	Vanguard Total Bond Market Index Fund	Vanguard Group, Inc.	0.05	-1.67	3.58	2.86
06-FMP	Intermediate Bond	Vanguard Total International Bond Index Fund	Vanguard Group, Inc.	0.11	-2.22	3.05
06-FMR	Foreign Equity	Vanguard Total International Stock Index Fund	Vanguard Group, Inc.	0.11	8.62	9.90	7.68
06-FMT	Large Cap Equity	Vanguard Total Stock Market Index Fund	Vanguard Group, Inc.	0.04	25.71	17.98	16.29
06-FMV	Large Cap Equity	Vanguard U.S Growth Fund	Vanguard Group, Inc.	0.28	12.45	25.90	20.05
06-4N7	Specialty	Vanguard Utilities Index	Vanguard Group, Inc.	0.10	17.35	11.31	11.02
06-FMW	Large Cap Equity	Vanguard Value Index Fund	Vanguard Group, Inc.	0.05	26.49	12.52	13.74
06-119	Small Cap Equity	Vanguard VIF Small Company Growth Portfolio	Vanguard Group, Inc.	0.30	14.22	15.59	14.89
06-GCT	Balanced	Vanguard Wellesley Income Fund	Vanguard Group, Inc.	0.16	8.57	8.09	7.73
06-GFF	Balanced	Vanguard Wellington Fund	Vanguard Group, Inc.	0.16	19.12	12.40	11.46
06-4V3	Large Cap Value	Vanguard Windsor II	Vanguard Group, Inc.	0.26	29.08	15.35	14.33
06-3RF	Mid Cap Equity	Victory Integrity Mid-Cap Value Fund	Victory Capital Management, Inc.	0.60	28.85	11.47

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3JN	Small Cap Equity	Victory Integrity Small-Cap Value Fund	Victory Capital Management, Inc.	0.96	33.76	8.94
06-33C	Small Cap Equity	Victory RS Small Cap Growth Fund	Victory Capital Management, Inc.	1.05	-10.74
06-3R9	Foreign Equity	Victory Sophus Emerging Markets Fund	Victory Capital Management, Inc.	0.89	-3.93	10.07
06-581	Mid Cap Equity	Victory Sycamore Established Value Fund	Victory Capital Management, Inc.	0.92	31.48	13.56	14.49
06-583	Mid Cap Equity	Victory Sycamore Established Value Fund	Victory Capital Management, Inc.	1.12	31.19	13.33	14.27
06-FMX	Mid Cap Equity	Victory Sycamore Established Value Fund	Victory Capital Management, Inc.	0.57	31.95	13.96
06-584	Small Cap Equity	Victory Sycamore Small Company Opportunity Fund	Victory Capital Management, Inc.	1.44	24.92	10.78	12.91
06-582	Small Cap Equity	Victory Sycamore Small Company Opportunity Fund	Victory Capital Management, Inc.	1.26	25.13	10.99	13.15
06-FMY	Small Cap Equity	Victory Sycamore Small Company Opportunity Fund	Victory Capital Management, Inc.	0.86	25.6	11.41
06-3RC	Foreign Equity	Victory Trivalent International Fund-Core Equity	Victory Capital Management, Inc.	0.55	10.51	8.98
06-GFG	Foreign Equity	Victory Trivalent International Small-Cap Fund	Victory Capital Management, Inc.	1.37	11.94	12.20	11.93
06-GFH	Foreign Equity	Victory Trivalent International Small-Cap Fund	Victory Capital Management, Inc.	1.05	12.27	12.52
06-3YT	Small Cap Equity	Virtus AllianzGI Small Cap	Allianz Global Investors U.S. LLC	0.80	19.35
06-FFJ	Large Cap Equity	Virtus Ceredex Large Cap Value Equity Fund	Allianz Global Investors U.S. LLC	0.72	25.85	12.46
06-803	Large Cap Equity	Virtus Ceredex Large Cap Value Equity Fund	Allianz Global Investors U.S. LLC	0.97	25.48	12.17	12.99
06-804	Large Cap Equity	Virtus Ceredex Large Cap Value Equity Fund	Allianz Global Investors U.S. LLC	1.24	25.24	11.87	12.69
06-FFK	Mid Cap Equity	Virtus Ceredex Mid-Cap Value Equity Fund	Allianz Global Investors U.S. LLC	0.79	29.34	12.06
06-806	Mid Cap Equity	Virtus Ceredex Mid-Cap Value Equity Fund	Allianz Global Investors U.S. LLC	1.04	28.99	11.79	13.34
06-807	Mid Cap Equity	Virtus Ceredex Mid-Cap Value Equity Fund	Allianz Global Investors U.S. LLC	1.30	28.73	11.45	13.00

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-808	Small Cap Equity	Virtus Ceredex Small Cap Value Equity Fund	Allianz Global Investors U.S. LLC	1.15	27.2	7.83	11.06
06-809	Small Cap Equity	Virtus Ceredex Small Cap Value Equity Fund	Allianz Global Investors U.S. LLC	1.46	26.91	7.53	10.74
06-4PH	Specialty	Virtus Duff & Phelps Real Estate Securities Fund	Allianz Global Investors U.S. LLC	0.79	47.61	13.06
06-64N	Small Cap Equity	Virtus KAR Small-Cap Growth	Allianz Global Investors U.S. LLC	1.00	4.42
06-4WJ	Intermediate Bond	Virtus NFJ Dividend Value	Allianz Global Investors U.S. LLC	1.02	28.53	10.19	10.70
06-202	Large Cap Equity	Virtus NFJ Dividend Value	Allianz Global Investors U.S. LLC	0.93	28.64	10.30	10.81
06-765	Mid Cap Equity	Virtus NFJ Mid Cap Value	Allianz Global Investors U.S. LLC	0.90	26.02	11.80	12.58
06-4NN	Mid Cap Value	Virtus NFJ Mid Cap Value	Allianz Global Investors U.S. LLC	0.60	26.43
06-4WK	Mid Cap Equity	Virtus NFJ Mid-Cap Value	Allianz Global Investors U.S. LLC	1.00	25.93	11.69	12.46
06-CPJ	Small Cap Equity	Virtus NFJ Small Cap Value	Allianz Global Investors U.S. LLC	0.77	24.71	5.86
06-231	Small Cap Equity	Virtus NFJ Small Cap Value	Allianz Global Investors U.S. LLC	1.07	24.36	5.55	8.18
06-4WM	Small Cap Equity	Virtus NFJ Small-Cap Value	Allianz Global Investors U.S. LLC	1.17	24.23	5.44	8.04
06-47K	Specialty	Virtus Seix Floating Rate High Income Fund	Allianz Global Investors U.S. LLC	0.52	5.57	3.38
06-801	High Yield Bond	Virtus Seix High Income Fund	Allianz Global Investors U.S. LLC	0.93	4.52	5.40	6.11
06-811	Intermediate Bond	Virtus Seix Total Return Bond Fund	Allianz Global Investors U.S. LLC	0.70	-1.48	3.51	2.74
06-3CX	Intermediate Bond	Virtus Seix Total Return Bond Fund	Allianz Global Investors U.S. LLC	0.31	-1.09	3.91
06-3N4	Foreign Equity	Virtus Vontobel Emerging Markets Opportunities Fund	Allianz Global Investors U.S. LLC	0.98	-6.22	8.29
06-4NR	Intermediate Bond	Voya Intermediate Bond	Voya Investments Distributor, LLC	0.30	-0.99	4.28
06-4YK	Intermediate Bond	Wells Fargo Core Plus Bond	Wells Capital Management, Inc.	0.31	0.23	5.30
06-3J7	Foreign Equity	Wells Fargo International Equity Fund	Wells Capital Management, Inc.	0.79	6.12	5.85
06-3J6	Mid Cap Equity	Wells Fargo Special Mid Cap Value Fund	Wells Capital Management, Inc.	0.71	28.8	11.82
06-3JF	Small Cap Equity	Wells Fargo Special Small Cap Value Fund	Wells Capital Management, Inc.	0.85	28.27	10.12
06-718	Intermediate Bond	Western Asset Core Plus Bond Fund	Legg Mason Partners Fund Advisor, LLC	1.13	-2.56	4.19
06-713	Intermediate Bond	Western Asset Core Plus Bond Fund	Legg Mason Partners Fund Advisor, LLC	0.82	-2.27	4.52	4.17
06-GFJ	Intermediate Bond	Western Asset Core Plus Bond Fund	Legg Mason Partners Fund Advisor, LLC	0.42	-1.87	4.94	4.57
06-69W	Mid Cap Equity	William Blair Mid Cap Gr	William Blair & Company, LLC	0.90	8.44
06-3TP	Mid Cap Equity	William Blair Small-Mid Cap Growth Fund	William Blair & Company, LLC	1.10	8.56	18.86	16.46

APPENDIX: CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2011 through December 31, 2021.

The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2021. The Variable Account's financial statements have been audited by [                                          ], the Variable Account's Independent Public Registered Accounting Firm.

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AB Core Opportunities Fund R Class – 06-148
Band 125
2021	$3.17	$3.88	145,253
2020	2.85	3.17	155,548
2019	2.28	2.85	182,869
2018	2.38	2.28	297,592
2017	1.97	2.38	250,602
2016	1.86	1.97	264,753
2015	1.79	1.86	274,808
2014	1.61	1.79	395,210
2013	1.23	1.61	506,963
2012	1.08	1.23	234,076
Band 100
2021	$3.29	$4.05	–
2020	2.95	3.29	–
2019	2.36	2.95	–
2018	2.46	2.36	–
2017	2.03	2.46	527
2016	1.91	2.03	888
2015	1.83	1.91	7,547
Band 0
2021	$3.85	$4.78	–
2020	3.42	3.85	123,493
2019	2.70	3.42	138,212
2018	2.79	2.70	195,611
2017	2.28	2.79	191,412
2016	2.12	2.28	193,509
2015	2.02	2.12	1,145
2014	1.80	2.02	1,145
2013	1.35	1.80	1,145
2012	1.17	1.35	1,145
AB Discovery Growth Fund R Class – 06-144
Band 125
2021	$4.79	$5.22	286,473
2020	3.19	4.79	228,728
2019	2.49	3.19	262,931
2018	2.65	2.49	306,512
2017	2.03	2.65	468,130
2016	1.97	2.03	1,157,771
2015	2.02	1.97	1,647,096
2014	2.00	2.02	1,333,504
2013	1.47	2.00	960,091
2012	1.30	1.47	461,118

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$4.98	$5.44	43,841
2020	3.31	4.98	50,024
2019	2.57	3.31	55,398
2018	2.74	2.57	59,333
2017	2.09	2.74	70,746
2016	2.03	2.09	83,102
2015	2.07	2.03	206,398
2014	2.04	2.07	204,608
2013	1.50	2.04	60,604
2012	1.32	1.50	56,407
Band 50
2021	$5.38	$5.91	12,927
2020	3.56	5.38	17,902
2019	2.76	3.56	25,347
2018	2.91	2.76	30,147
2017	2.22	2.91	30,147
2016	2.14	2.22	40,973
2015	2.17	2.14	42,070
2014	2.13	2.17	42,929
2013	1.55	2.13	43,539
2012	1.37	1.55	75,572
Band 0
2021	$5.82	$6.43	–
2020	3.83	5.82	–
2019	2.95	3.83	–
2018	3.10	2.95	–
2017	2.35	3.10	–
2016	2.25	2.35	–
2015	2.28	2.25	304,332
2014	2.23	2.28	143,765
2013	1.62	2.23	55,492
AB Discovery Growth Fund Z Class – 06-GKC
Band 125
2021	$1.89	$2.08	211,790
2020	1.25	1.89	11,131
2019	0.97	1.25	12,707
AB Discovery Value Fund R Class – 06-149
Band 125
2021	$2.62	$3.49	149,693
2020	2.59	2.62	169,448
2019	2.20	2.59	198,246
2018	2.63	2.20	437,751
2017	2.37	2.63	443,723
2016	1.94	2.37	491,501
2015	2.09	1.94	223,013
2014	1.96	2.09	359,301
2013	1.45	1.96	460,046
2012	1.25	1.45	567,555

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.73	$3.64	22,683
2020	2.68	2.73	28,100
2019	2.27	2.68	76,441
2018	2.72	2.27	79,086
2017	2.44	2.72	94,676
2016	1.99	2.44	58,776
2015	2.15	1.99	60,237
2014	2.00	2.15	63,662
Band 50
2021	$2.95	$3.96	–
2020	2.89	2.95	136,052
2019	2.43	2.89	143,828
2018	2.89	2.43	155,514
2017	2.59	2.89	167,080
2016	2.10	2.59	172,714
2015	2.25	2.10	179,470
2014	2.09	2.25	182,718
2013	1.54	2.09	191,857
2012	1.31	1.54	195,370
AB Discovery Value Fund Z Class – 06-GKF
Band 125
2021	$1.05	$1.40	64,007
2020	1.02	1.05	37,461
2019	0.86	1.02	578,044
2018	1.03	0.86	36,176
AB Global Bond Fund Z Class – 06-3GC
Band 125
2021	$1.11	$1.09	34,828
2020	1.07	1.11	51,664
2019	1.00	1.07	2,735
AB High Income Fund Advisor Class – 06-005
Band 125
2021	$1.32	$1.37	209,746
2020	1.30	1.32	438,290
2019	1.15	1.30	911,009
2018	1.23	1.15	2,294,382
2017	1.16	1.23	5,966,921
2016	1.01	1.16	8,761,241
2015	1.06	1.01	7,209,994
2014	1.04	1.06	6,206,979
2013	1.00 (06/20/13)	1.04	2,089,742
AB High Income Fund R Class – 06-006
Band 125
2021	$1.26	$1.30	29,691
2020	1.24	1.26	35,219
2019	1.11	1.24	32,081
2018	1.20	1.11	26,505
2017	1.13	1.20	26,459
2016	1.00	1.13	16,179
2015	1.05	1.00	5,978
2014	1.04	1.05	51,742
2013	1.00 (06/20/13)	1.04	1,307

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AB International Value Fund R Class – 06-153
Band 125
2021	$1.04	$1.13	97,196
2020	1.03	1.04	107,948
2019	0.90	1.03	119,261
2018	1.19	0.90	176,895
2017	0.97	1.19	127,579
2016	0.99	0.97	271,421
2015	0.98	0.99	318,044
2014	1.07	0.98	399,182
2013	0.89	1.07	394,237
2012	0.79	0.89	378,832
Band 100
2021	$1.08	$1.18	37
2020	1.07	1.08	38
2019	0.93	1.07	39
2018	1.23	0.93	903
2017	0.99	1.23	905
2016	1.02	0.99	3,647
2015	1.00	1.02	11,245
2014	1.09	1.00	9,578
AB Large Cap Growth Fund Advisor Class – 06-3YR
Band 125
2021	$1.46	$1.85	1,754,042
2020	1.10	1.46	24,425,750
2019	1.00 (06/27/19)	1.10	18,984,593
AB Large Cap Growth Fund Z Class – 06-3FY
Band 125
2021	$1.57	$2.00	22,346,867
2020	1.18	1.57	2,866,156
2019	0.89	1.18	2,177,351
AB Small Cap Growth Fund R Class – 06-146
Band 125
2021	$6.19	$6.66	245,621
2020	4.10	6.19	525,375
2019	3.07	4.10	301,092
2018	3.15	3.07	315,055
2017	2.38	3.15	493,384
2016	2.27	2.38	1,126,912
2015	2.33	2.27	1,215,437
2014	2.41	2.33	1,111,480
2013	1.69	2.41	1,275,819
2012	1.49	1.69	1,016,170

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$6.44	$6.95	75,563
2020	4.25	6.44	75,680
2019	3.18	4.25	84,377
2018	3.25	3.18	90,632
2017	2.45	3.25	110,967
2016	2.33	2.45	150,755
2015	2.39	2.33	198,679
2014	2.46	2.39	198,413
2013	1.72	2.46	2,763
2012	1.51	1.72	364
Band 75
2021	$6.70	$7.24	–
2020	4.41	6.70	–
2019	3.29	4.41	1,214
Band 0
2021	$7.53	$8.20	–
2020	4.92	7.53	–
2019	3.64	4.92	–
2018	3.69	3.64	–
2017	2.75	3.69	–
2016	2.59	2.75	2,161
2015	2.63	2.59	152,037
2014	2.69	2.63	116,328
2013	1.86	2.69	102,496
2012	1.62	1.86	112,940
AB Small Cap Growth Portfolio Z Class – 06-GKG
Band 125
2021	$2.06	$2.23	2,324,110
2020	1.35	2.06	492,202
2019	1.00	1.35	342,609
AB Sustainable International Thematic Fund R Class – 06-147
Band 125
2021	$1.98	$2.10	18,405
2020	1.55	1.98	18,303
2019	1.25	1.55	30,473
2018	1.53	1.25	41,628
2017	1.16	1.53	35,641
2016	1.26	1.16	35,325
2015	1.31	1.26	168,741
2014	1.35	1.31	166,047
2013	1.21	1.35	79,354
2012	1.06	1.21	79,642
Band 100
2021	$2.06	$2.19	6,563
2020	1.61	2.06	9,929
2019	1.29	1.61	9,932
2018	1.58	1.29	10,875
2017	1.19	1.58	10,881
2016	1.30	1.19	12,873
2015	1.34	1.30	14,458
2014	1.38	1.34	36,537

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2021	$2.23	$2.38	162,092
2020	1.73	2.23	180,091
2019	1.38	1.73	243,162
2018	1.68	1.38	286,023
2017	1.26	1.68	352,377
2016	1.37	1.26	355,965
2015	1.41	1.37	375,190
2014	1.44	1.41	396,780
2013	1.28	1.44	439,242
2012	1.12	1.28	456,421
AB Value Fund R Class – 06-151
Band 125
2021	$1.47	$1.83	36,321
2020	1.48	1.47	32,643
2019	1.25	1.48	68,862
2018	1.50	1.25	45,700
2017	1.35	1.50	45,316
2016	1.24	1.35	43,349
2015	1.36	1.24	54,998
2014	1.24	1.36	52,997
2013	0.93	1.24	89,160
2012	0.82	0.93	70,046
Band 100
2021	$1.52	$1.91	3,270
2020	1.53	1.52	3,790
2019	1.30	1.53	3,506
2018	1.55	1.30	3,274
2017	1.39	1.55	7,987
2016	1.27	1.39	7,999
2015	1.39	1.27	57,333
2014	1.26	1.39	57,247
2013	0.95	1.26	52,334
2012	0.83	0.95	60,310
Alger Balanced Portfolio I-2 Class – 06-505
Band 125
2021	$2.00	$2.35	494,263
2020	1.83	2.00	550,668
2019	1.55	1.83	632,092
2018	1.63	1.55	812,568
2017	1.43	1.63	908,907
2016	1.33	1.43	909,177
2015	1.33	1.33	924,645
2014	1.23	1.33	1,003,672
2013	1.08	1.23	1,122,539
2012	1.03	1.08	1,338,041

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alger Capital Appreciation Fund Z Class – 06-CPH
Band 125
2021	$2.34	$2.73	982,472
2020	1.67	2.34	1,137,050
2019	1.26	1.67	1,272,507
2018	1.29	1.26	2,508,792
2017	0.99	1.29	2,265,413
Alger Capital Appreciation Institutional Fund I Class – 06-194
Band 125
2021	$5.14	$5.98	829,816
2020	3.68	5.14	1,326,557
2019	2.80	3.68	1,295,912
2018	2.86	2.80	1,711,764
2017	2.21	2.86	1,769,559
2016	2.23	2.21	2,177,910
2015	2.12	2.23	3,898,881
2014	1.90	2.12	4,062,912
2013	1.43	1.90	3,917,516
2012	1.22	1.43	4,721,795
Alger Capital Appreciation Institutional Fund R Class – 06-196
Band 125
2021	$4.79	$5.56	854,804
2020	3.45	4.79	931,147
2019	2.64	3.45	1,170,029
2018	2.71	2.64	2,147,870
2017	2.10	2.71	2,763,378
2016	2.13	2.10	4,334,234
2015	2.04	2.13	5,784,626
2014	1.83	2.04	4,529,320
2013	1.38	1.83	5,110,290
2012	1.19	1.38	5,000,198
Band 50
2021	$5.33	$6.23	–
2020	3.81	5.33	331,477
2019	2.89	3.81	352,094
2018	2.94	2.89	375,788
2017	2.27	2.94	391,380
2016	2.28	2.27	404,146
2015	2.17	2.28	428,771
2014	1.93	2.17	458,701
2013	1.45	1.93	487,056
2012	1.24	1.45	535,670

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$5.72	$6.72	–
2020	4.07	5.72	54,416
2019	3.07	4.07	94,448
2018	3.11	3.07	93,619
2017	2.38	3.11	88,838
2016	2.39	2.38	660,903
2015	2.26	2.39	907,686
2014	2.00	2.26	600,985
2013	1.49	2.00	610,762
2012	1.27	1.49	585,119
Alger Capital Appreciation Institutional Fund Y Class – 06-3GX
Band 125
2021	$1.59	$1.86	2,499,604
2020	1.14	1.59	686,068
2019	0.86	1.14	793,630
Alger Capital Appreciation Portfolio I-2 Class – 06-510
Band 125
2021	$3.39	$3.99	12,129,868
2020	2.42	3.39	15,445,244
2019	1.84	2.42	18,799,507
2018	1.86	1.84	25,060,876
2017	1.44	1.86	30,861,187
2016	1.45	1.44	35,021,371
2015	1.38	1.45	36,466,002
2014	1.23	1.38	25,403,398
2013	0.92	1.23	26,449,434
2012	0.79	0.92	22,832,193
Band 0
2021	$4.40	$5.24	–
2020	3.10	4.40	–
2019	2.32	3.10	578,444
2018	2.33	2.32	647,780
2017	1.77	2.33	411,151
2016	1.76	1.77	337,382
2015	1.66	1.76	262,876
2014	1.46	1.66	144,775
2013	1.08	1.46	10,155
Alger Small Cap Focus Fund Y Class – 06-3GY
Band 125
2021	$1.63	$1.38	193,412
2020	1.07	1.63	561,831
2019	0.87	1.07	83,512
Alger Small Cap Focus Fund Z Class – 06-3MP
Band 125
2021	$1.64	$1.39	157,745
2020	1.08	1.64	155,910
2019	0.88	1.08	147,561

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alger Large Cap Growth Portfolio I-2 Class – 06-500
Band 125
2021	$11.00	$12.15	4,268,323
2020	6.67	11.00	4,700,142
2019	5.30	6.67	5,100,294
2018	5.25	5.30	5,584,297
2017	4.14	5.25	6,152,223
2016	4.22	4.14	6,861,306
2015	4.20	4.22	8,048,357
2014	3.84	4.20	8,683,259
2013	2.88	3.84	9,499,451
2012	2.65	2.88	12,763,073
Alger Small Cap Growth Institutional Fund I Class – 06-197
Band 125
2021	$4.09	$3.84	1,519,692
2020	2.51	4.09	140,652
2019	1.96	2.51	280,713
2018	1.98	1.96	259,571
2017	1.56	1.98	209,085
2016	1.48	1.56	170,402
2015	1.55	1.48	345,062
2014	1.57	1.55	508,835
2013	1.19	1.57	4,769,796
2012	1.07	1.19	5,109,270
Alger Small Cap Growth Institutional Fund R Class – 06-198
Band 125
2021	$3.81	$3.56	9,724
2020	2.35	3.81	28,636
2019	1.85	2.35	18,832
2018	1.88	1.85	17,835
2017	1.49	1.88	14,692
2016	1.41	1.49	17,479
2015	1.49	1.41	27,058
2014	1.52	1.49	91,806
2013	1.15	1.52	233,935
2012	1.04	1.15	494,276
AllianzGI Small-Cap Fund R6 Class – 06-3YT
Band 125
2021	$1.22	$1.44	686
American Beacon International Equity Fund Investor Class – 06-33X
Band 125
2021	$0.97	$1.05	–
2020	0.97	0.97	–
2019	0.83	0.97	8,259
2018	1.00 (03/15/18)	0.83	3,467

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Beacon International Equity Fund R6 Class – 06-33Y
Band 125
2021	$0.98	$1.06	20,483
2020	0.98	0.98	10,025
2019	0.83	0.98	763,652
2018	1.00 (03/15/18)	0.83	284,810
American Beacon Large Cap Value Fund Institutional Class – 06-46F
Band 125
2021	$1.09	$1.38	404,102
American Beacon Small Cap Value Fund R6 Class – 06-34C
Band 125
2021	$1.04	$1.32	806,048
2020	1.01	1.04	796,181
2019	0.83	1.01	782,729
2018	1.00 (03/15/18)	0.83	831,589
American Century Disciplined Growth Fund A Class – 06-697
Band 125
2021	$3.14	$3.82	609
2020	2.39	3.14	667
2019	1.87	2.39	482
2018	2.01	1.87	3,355
2017	1.62	2.01	238,956
2016	1.51	1.62	575,651
2015	1.56	1.51	647,864
2014	1.40	1.56	456,631
2013	1.41	1.40	307,109
American Century Disciplined Growth Fund Investor Class – 06-694
Band 125
2021	$3.20	$3.92	166,685
2020	2.44	3.20	171,876
2019	1.90	2.44	617,167
2018	2.04	1.90	871,329
2017	1.64	2.04	1,911,141
2016	1.53	1.64	2,259,565
2015	1.57	1.53	2,073,002
2014	1.41	1.57	1,178,343
2013	1.06	1.41	1,186,684
2012	1.00 (05/24/12)	1.06	145,131
Band 0
2021	$3.57	$4.42	31,649
2020	2.68	3.57	27,636
2019	2.06	2.68	26,687
2018	2.18	2.06	27,844
2017	1.73	2.18	23,718
2016	1.60	1.73	17,385
2015	1.62	1.60	12,907
2014	1.43	1.62	403

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Diversified Bond Fund A Class – 06-722
Band 125
2021	$1.26	$1.23	287,055
2020	1.18	1.26	299,523
2019	1.11	1.18	164,559
2018	1.14	1.11	170,069
2017	1.12	1.14	185,438
2016	1.11	1.12	199,107
2015	1.12	1.11	171,555
2014	1.08	1.12	85,430
2013	1.12	1.08	134,369
2012	1.08	1.12	62,995
Band 100
2021	$1.29	$1.27	89,784
2020	1.21	1.29	89,990
2019	1.13	1.21	98,200
2018	1.16	1.13	143,476
2017	1.14	1.16	152,274
2016	1.12	1.14	177,164
2015	1.14	1.12	105,825
2014	1.09	1.14	65,721
American Century Diversified Bond Fund Investor Class – 06-721
Band 125
2021	$1.29	$1.26	1,108
2020	1.21	1.29	510
2019	1.13	1.21	121
American Century Emerging Markets Fund A Class – 06-204
Band 125
2021	$1.83	$1.69	55,878
2020	1.49	1.83	63,712
2019	1.24	1.49	60,272
2018	1.55	1.24	72,168
2017	1.08	1.55	42,780
2016	1.02	1.08	30,596
2015	1.13	1.02	24,372
2014	1.16	1.13	4,635
2013	1.18	1.16	27,264
2012	0.96	1.18	40,885
American Century Emerging Markets Fund Investor Class – 06-206
Band 125
2021	$1.89	$1.76	859,960
2020	1.53	1.89	2,878,233
2019	1.27	1.53	6,231,642
2018	1.59	1.27	3,536,489
2017	1.11	1.59	392,244
2016	1.04	1.11	56,098
2015	1.15	1.04	30,750
2014	1.18	1.15	24,075
2013	1.19	1.18	19,196
2012	0.97	1.19	15,415

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Emerging Markets Fund R6 Class – 06-CPK
Band 125
2021	$1.69	$1.58	8,523,062
2020	1.37	1.69	920,206
2019	1.13	1.37	896,511
2018	1.41	1.13	579,241
2017	0.98	1.41	105,607
American Century Equity Growth Fund A Class – 06-175
Band 125
2021	$3.33	$4.15	546,226
2020	2.95	3.33	511,519
2019	2.33	2.95	432,642
2018	2.53	2.33	663,088
2017	2.11	2.53	996,061
2016	1.94	2.11	1,425,038
2015	2.06	1.94	2,067,024
2014	1.84	2.06	2,192,641
2013	1.41	1.84	2,242,594
2012	1.23	1.41	1,569,899
Band 100
2021	$3.47	$4.33	148,390
2020	3.07	3.47	134,599
2019	2.42	3.07	127,386
2018	2.61	2.42	134,561
2017	2.17	2.61	121,345
2016	2.00	2.17	132,770
2015	2.11	2.00	168,791
2014	1.89	2.11	189,940
2013	1.44	1.89	374
Band 50
2021	$3.77	$4.73	–
2020	3.32	3.77	34,545
2019	2.60	3.32	35,747
2018	2.80	2.60	39,935
2017	2.31	2.80	3,095
2016	2.12	2.31	4,229
2015	2.23	2.12	5,887
2014	1.98	2.23	7,622
Band 0
2021	$4.10	$5.17	–
2020	3.59	4.10	–
2019	2.80	3.59	–
2018	3.00	2.80	–
2017	2.47	3.00	–
2016	2.25	2.47	–
2015	2.35	2.25	214,210
2014	2.08	2.35	226,301
2013	1.57	2.08	69,360

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Equity Growth Fund Investor Class – 06-048
Band 125
2021	$1.73	$2.16	42,126
2020	1.53	1.73	40,948
2019	1.21	1.53	–
2018	1.30	1.21	–
2017	1.08	1.30	–
2016	1.00	1.08	79
2015	1.05	1.00	64
American Century Equity Income Fund A Class – 06-285
Band 125
2021	$3.47	$3.99	1,066,197
2020	3.48	3.47	1,193,104
2019	2.85	3.48	1,376,765
2018	3.02	2.85	1,822,132
2017	2.71	3.02	2,131,350
2016	2.30	2.71	2,826,964
2015	2.32	2.30	2,649,193
2014	2.10	2.32	3,708,484
2013	1.78	2.10	5,815,815
2012	1.62	1.78	6,060,214
Band 100
2021	$3.62	$4.18	335,041
2020	3.63	3.62	361,251
2019	2.96	3.63	381,743
2018	3.14	2.96	423,016
2017	2.80	3.14	653,039
2016	2.37	2.80	773,212
2015	2.39	2.37	709,966
2014	2.15	2.39	834,406
2013	1.82	2.15	26,409
2012	1.66	1.82	37,474
Band 50
2021	$3.95	$4.58	55
2020	3.94	3.95	69,487
2019	3.20	3.94	80,202
2018	3.37	3.20	85,217
2017	2.99	3.37	79,008
2016	2.52	2.99	83,579
2015	2.53	2.52	89,499
2014	2.27	2.53	99,287
2013	1.91	2.27	103,482
2012	1.73	1.91	113,125

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$4.33	$5.04	–
2020	4.29	4.33	24,546
2019	3.47	4.29	35,357
2018	3.63	3.47	32,400
2017	3.22	3.63	29,099
2016	2.70	3.22	28,865
2015	2.69	2.70	373,116
2014	2.40	2.69	378,353
2013	2.01	2.40	395,202
2012	1.81	2.01	511,858
American Century Equity Income Fund Investor Class – 06-475
Band 125
2021	$3.77	$4.35	722,268
2020	3.78	3.77	1,227,447
2019	3.08	3.78	1,510,091
2018	3.27	3.08	2,000,807
2017	2.92	3.27	2,865,994
2016	2.47	2.92	2,893,998
2015	2.49	2.47	3,644,380
2014	2.24	2.49	4,793,150
2013	1.90	2.24	5,165,356
2012	1.73	1.90	4,836,885
Band 0
2021	$4.83	$5.64	–
2020	4.78	4.83	–
2019	3.85	4.78	–
2018	4.03	3.85	–
2017	3.55	4.03	–
2016	2.97	3.55	–
2015	2.96	2.97	1,564,716
2014	2.63	2.96	1,618,644
2013	2.20	2.63	1,806,724
2012	1.97	2.20	1,872,980
American Century Equity Income Fund R6 Class – 06-CPM
Band 125
2021	$1.32	$1.53	1,750,906
2020	1.32	1.32	1,264,994
2019	1.07	1.32	757,220
2018	1.13	1.07	23,423
2017	1.00	1.13	23,205

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Ginnie Mae A Class – 06-435
Band 125
2021	$1.42	$1.38	337,002
2020	1.39	1.42	387,298
2019	1.33	1.39	482,706
2018	1.34	1.33	990,958
2017	1.35	1.34	865,848
2016	1.35	1.35	1,244,843
2015	1.36	1.35	1,848,001
2014	1.32	1.36	6,369,142
2013	1.37	1.32	6,452,517
2012	1.36	1.37	1,807,359
Band 100
2021	$1.48	$1.44	19,053
2020	1.45	1.48	19,802
2019	1.38	1.45	56,612
2018	1.39	1.38	64,657
2017	1.39	1.39	89,857
2016	1.40	1.39	128,621
2015	1.40	1.40	167,782
2014	1.35	1.40	97,771
Band 0
2021	$1.76	$1.73	–
2020	1.70	1.76	–
2019	1.61	1.70	–
2018	1.61	1.61	5,389
2017	1.59	1.61	4,862
2016	1.58	1.59	37,639
2015	1.57	1.58	28,214
2014	1.50	1.57	493,562
2013	1.54	1.50	492,614
2012	1.51	1.54	2,890
American Century Growth Fund A Class – 06-445
Band 125
2021	$5.04	$6.33	164,860
2020	3.78	5.04	180,359
2019	2.83	3.78	369,362
2018	2.93	2.83	554,200
2017	2.28	2.93	567,926
2016	2.23	2.28	834,869
2015	2.16	2.23	1,119,744
2014	1.97	2.16	1,606,349
2013	1.55	1.97	2,473,954
2012	1.38	1.55	2,715,913

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$5.26	$6.62	133,699
2020	3.94	5.26	140,493
2019	2.94	3.94	157,053
2018	3.03	2.94	174,465
2017	2.36	3.03	338,247
2016	2.29	2.36	380,422
2015	2.22	2.29	348,106
2014	2.02	2.22	312,614
2013	1.58	2.02	15,065
2012	1.41	1.58	14,382
Band 0
2021	$6.25	$7.95	–
2020	4.64	6.25	–
2019	3.43	4.64	–
2018	3.50	3.43	–
2017	2.69	3.50	–
2016	2.59	2.69	–
2015	2.49	2.59	33,673
2014	2.24	2.49	36,575
2013	1.74	2.24	101,761
2012	1.53	1.74	192,746
American Century Growth Fund R6 Class – 06-CPN
Band 125
2021	$2.24	$2.83	109,435
2020	1.67	2.24	77,761
2019	1.25	1.67	70,885
2018	1.28	1.25	92,738
American Century Heritage Fund A Class – 06-290
Band 125
2021	$7.50	$8.21	434,631
2020	5.34	7.50	481,198
2019	4.00	5.34	566,973
2018	4.29	4.00	744,858
2017	3.57	4.29	1,188,936
2016	3.51	3.57	1,954,662
2015	3.50	3.51	2,815,986
2014	3.28	3.50	3,441,252
2013	2.54	3.28	5,922,700
2012	2.22	2.54	6,686,055
Band 100
2021	$7.83	$8.59	79,212
2020	5.56	7.83	82,513
2019	4.16	5.56	94,118
2018	4.44	4.16	117,827
2017	3.69	4.44	132,918
2016	3.62	3.69	161,479
2015	3.60	3.62	203,993
2014	3.37	3.60	180,292

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2021	$8.54	$9.41	116,179
2020	6.03	8.54	124,643
2019	4.49	6.03	153,807
2018	4.77	4.49	167,659
2017	3.94	4.77	195,362
2016	3.85	3.94	236,840
2015	3.80	3.85	202,318
2014	3.54	3.80	203,273
2013	2.73	3.54	241,148
2012	2.37	2.73	216,842
Band 0
2021	$9.38	$10.39	–
2020	6.60	9.38	–
2019	4.88	6.60	41,735
2018	5.16	4.88	40,936
2017	4.25	5.16	41,546
2016	4.12	4.25	39,014
2015	4.06	4.12	92,799
2014	3.76	4.06	179,133
2013	2.88	3.76	418,029
2012	2.49	2.88	751,167
American Century Heritage Fund Investor Class – 06-046
Band 125
2021	$2.38	$2.61	1,582,300
2020	1.69	2.38	1,843,320
2019	1.27	1.69	1,915,476
2018	1.35	1.27	2,518,695
2017	1.12	1.35	2,860,362
2016	1.10	1.12	3,262,989
2015	1.09	1.10	3,195,940
2014	1.02	1.09	2,271,821
2013	1.00 (11/21/13)	1.02	2,473,758
American Century Heritage Fund R6 Class – 06-CPP
Band 125
2021	$2.10	$2.31	1,049,072
2020	1.49	2.10	969,840
2019	1.11	1.49	808,151
2018	1.18	1.11	1,211,411
2017	0.98	1.18	348,968

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Disc Core Value Fund Investor Class – 06-460
Band 125
2021	$2.84	$3.47	612,212
2020	2.57	2.84	2,284,605
2019	2.10	2.57	2,824,435
2018	2.28	2.10	2,755,218
2017	1.91	2.28	2,385,746
2016	1.71	1.91	2,907,536
2015	1.83	1.71	803,564
2014	1.65	1.83	121,021
2013	1.23	1.65	134,226
2012	1.09	1.23	123,860
American Century Inflation-Adjusted Bond Fund A Class – 06-185
Band 125
2021	$1.51	$1.59	836,826
2020	1.39	1.51	1,098,705
2019	1.31	1.39	1,596,770
2018	1.37	1.31	1,663,972
2017	1.34	1.37	2,505,306
2016	1.30	1.34	3,526,704
2015	1.35	1.30	3,763,859
2014	1.34	1.35	5,056,586
2013	1.49	1.34	7,829,612
2012	1.42	1.49	11,157,414
Band 100
2021	$1.58	$1.66	29,654
2020	1.45	1.58	33,211
2019	1.36	1.45	71,658
2018	1.41	1.36	99,825
2017	1.39	1.41	118,964
2016	1.34	1.39	191,698
2015	1.39	1.34	269,461
2014	1.37	1.39	230,175
2013	1.53	1.37	37,741
2012	1.45	1.53	89,343
Band 0
2021	$1.86	$1.98	–
2020	1.69	1.86	–
2019	1.58	1.69	–
2018	1.62	1.58	–
2017	1.57	1.62	–
2016	1.51	1.57	–
2015	1.54	1.51	415,753
2014	1.51	1.54	451,270
2013	1.66	1.51	938,452
2012	1.56	1.66	1,628,420

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Inflation-Adjusted Bond Fund R6 Class – 06-3KW
Band 125
2021	$1.17	$1.23	250,054
2020	1.07	1.17	32,918
2019	1.00	1.07	30,719
American Century International Bond A Class – 06-421
Band 125
2021	$1.00	$0.91	2,826
2020	0.92	1.00	2,220
2019	0.89	0.92	1,637
2018	0.94	0.89	1,428
2017	0.87	0.94	1,089
2016	0.88	0.87	847
2015	0.96	0.88	814
2014	1.00	0.96	669
2013	1.07	1.00	668
2012	1.04	1.07	430
American Century International Bond Investor Class – 06-422
Band 125
2021	$1.03	$0.94	206
2020	0.95	1.03	206
2019	0.91	0.95	208
2018	0.96	0.91	664
2017	0.88	0.96	561
2016	0.89	0.88	458
2015	0.97	0.89	354
2014	1.01	0.97	197
2013	1.08	1.01	137,227
2012	1.05	1.08	93,558
American Century International Growth A Class – 06-325
Band 125
2021	$3.46	$3.69	29,199
2020	2.79	3.46	30,047
2019	2.21	2.79	39,502
2018	2.66	2.21	84,470
2017	2.06	2.66	316,269
2016	2.22	2.06	319,908
2015	2.24	2.22	254,488
2014	2.40	2.24	160,819
2013	1.98	2.40	261,027
2012	1.65	1.98	230,938
Band 100
2021	$3.61	$3.86	35,631
2020	2.91	3.61	39,228
2019	2.29	2.91	39,536
2018	2.75	2.29	44,805
2017	2.13	2.75	70,419
2016	2.29	2.13	73,285
2015	2.30	2.29	69,163
2014	2.46	2.30	84,469
2013	2.03	2.46	135

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century International Opp Fund Investor Class – 06-3VG
Band 125
2021	$1.47	$1.53	20,136
American Century International Growth Investor Class – 06-420
Band 125
2021	$4.52	$4.84	342,981
2020	3.65	4.52	218,967
2019	2.88	3.65	236,500
2018	3.45	2.88	783,811
2017	2.66	3.45	923,488
2016	2.86	2.66	1,405,319
2015	2.88	2.86	1,069,785
2014	3.08	2.88	1,159,902
2013	2.54	3.08	830,889
2012	2.11	2.54	849,168
American Century International Opportunities Fund A Class – 06-3VH
Band 125
2021	$1.47	$1.52	37,822
2020	1.13	1.47	34,695
2019	1.00 (02/21/19)	1.13	34,718
American Century Large Company Value A Class – 06-355
Band 125
2021	$3.07	$3.57	172,966
2020	3.04	3.07	170,810
2019	2.41	3.04	264,399
2018	2.66	2.41	314,657
2017	2.43	2.66	418,335
2016	2.14	2.43	479,213
2015	2.26	2.14	533,873
2014	2.03	2.26	450,871
2013	1.57	2.03	545,460
2012	1.37	1.57	513,770
Band 100
2021	$3.20	$3.73	16,357
2020	3.16	3.20	16,685
2019	2.51	3.16	18,888
2018	2.76	2.51	20,081
2017	2.52	2.76	22,056
2016	2.21	2.52	43,909
2015	2.32	2.21	73,751
2014	2.08	2.32	68,605

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$3.86	$4.55	–
2020	3.77	3.86	–
2019	2.96	3.77	–
2018	3.23	2.96	–
2017	2.91	3.23	176,505
2016	2.53	2.91	171,170
2015	2.64	2.53	167,001
2014	2.34	2.64	161,733
2013	1.79	2.34	154,658
2012	1.54	1.79	67,476
American Century Mid Cap Value Fund A Class – 06-395
Band 125
2021	$3.59	$4.35	603,707
2020	3.59	3.59	776,949
2019	2.82	3.59	1,021,160
2018	3.30	2.82	1,633,026
2017	3.00	3.30	2,370,613
2016	2.48	3.00	2,518,588
2015	2.56	2.48	2,284,729
2014	2.23	2.56	2,611,195
2013	1.74	2.23	2,446,738
2012	1.52	1.74	1,179,331
Band 25
2021	$4.05	$4.96	–
2020	4.00	4.05	–
2019	3.12	4.00	2,964
Band 0
2021	$4.18	$5.13	–
2020	4.12	4.18	38,151
2019	3.20	4.12	36,184
2018	3.69	3.20	47,720
2017	3.32	3.69	27,882
2016	2.71	3.32	243,698
2015	2.76	2.71	207,737
2014	2.38	2.76	92,488
2013	1.83	2.38	77,581
2012	1.58	1.83	40,933
American Century Mid Cap Value Fund Investor Class – 06-396
Band 125
2021	$3.70	$4.50	2,788,409
2020	3.69	3.70	8,822,200
2019	2.90	3.69	10,549,223
2018	3.37	2.90	11,604,697
2017	3.06	3.37	14,285,758
2016	2.52	3.06	15,403,986
2015	2.60	2.52	11,115,170
2014	2.26	2.60	4,488,267
2013	1.76	2.26	3,152,479
2012	1.53	1.76	1,828,315

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$4.30	$5.30	–
2020	4.23	4.30	–
2019	3.29	4.23	602,333
2018	3.78	3.29	651,040
2017	3.39	3.78	681,373
2016	2.76	3.39	1,583,243
2015	2.80	2.76	920,007
2014	2.41	2.80	828,620
2013	1.85	2.41	1,190,018
2012	1.59	1.85	1,212,406
American Century Mid Cap Value Fund R6 Class – 06-CRJ
Band 125
2021	$1.21	$1.47	29,593,233
2020	1.20	1.21	10,592,941
2019	0.94	1.20	9,420,048
2018	1.09	0.94	5,732,593
2017	0.98	1.09	1,212,364
Band 100
2021	$1.22	$1.49	8,166
American Century One Choice 2065 A Class – 06-63T
Band 125
2021	$1.00 (09/23/21)	$1.01	4,140
American Century One Choice 2065 Inv Class – 06-63N
Band 125
2021	$1.00 (09/23/21)	$1.01	3,683
American Century One Choice 2065 R6 Class – 06-63X
Band 125
2021	$1.00 (09/23/21)	$1.01	14,132
American Century One Choice 2025 Portfolio A Class – 06-403
Band 125
2021	$2.32	$2.50	4,650,113
2020	2.11	2.32	5,881,983
2019	1.83	2.11	8,285,124
2018	1.95	1.83	10,463,638
2017	1.77	1.95	15,773,240
2016	1.69	1.77	19,323,437
2015	1.74	1.69	20,251,718
2014	1.65	1.74	19,473,345
2013	1.47	1.65	18,437,776
2012	1.33	1.47	12,981,683

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.39	$2.58	1,150,726
2020	2.17	2.39	1,323,599
2019	1.87	2.17	1,497,104
2018	2.00	1.87	1,673,497
2017	1.80	2.00	2,257,305
2016	1.72	1.80	2,435,967
2015	1.76	1.72	2,179,040
2014	1.67	1.76	1,552,305
Band 0
2021	$2.68	$2.93	–
2020	2.42	2.68	–
2019	2.07	2.42	–
2018	2.18	2.07	771,961
2017	1.95	2.18	725,222
2016	1.83	1.95	706,966
2015	1.87	1.83	663,026
2014	1.75	1.87	912,981
2013	1.54	1.75	844,708
2012	1.38	1.54	811,873
American Century One Choice 2025 Portfolio Investor Class – 06-413
Band 125
2021	$2.39	$2.58	6,164,257
2020	2.17	2.39	13,002,402
2019	1.87	2.17	14,728,817
2018	2.00	1.87	17,781,451
2017	1.80	2.00	24,082,952
2016	1.72	1.80	20,970,258
2015	1.76	1.72	18,043,815
2014	1.67	1.76	14,593,911
2013	1.48	1.67	13,096,427
2012	1.34	1.48	7,868,145
Band 0
2021	$2.76	$3.02	–
2020	2.48	2.76	–
2019	2.11	2.48	31,615
2018	2.22	2.11	15,580
2017	1.98	2.22	8,272
2016	1.87	1.98	821,435
2015	1.89	1.87	2,456,756
2014	1.77	1.89	1,917,941
2013	1.55	1.77	1,632,244
2012	1.39	1.55	1,298,170
American Century One Choice 2025 Portfolio R6 Class – 06-CPT
Band 125
2021	$1.34	$1.45	20,475,454
2020	1.21	1.34	9,820,026
2019	1.04	1.21	7,246,239
2018	1.11	1.04	3,660,000
2017	0.99	1.11	988,533

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2030 Portfolio A Class – 06-404
Band 125
2021	$2.48	$2.69	5,285,380
2020	2.24	2.48	5,596,496
2019	1.91	2.24	8,432,090
2018	2.06	1.91	9,225,570
2017	1.84	2.06	14,526,353
2016	1.76	1.84	16,134,619
2015	1.81	1.76	17,019,365
2014	1.71	1.81	17,417,685
2013	1.50	1.71	15,464,599
2012	1.35	1.50	9,921,337
Band 100
2021	$2.56	$2.78	997,926
2020	2.30	2.56	1,081,604
2019	1.96	2.30	1,214,524
2018	2.10	1.96	1,285,079
2017	1.87	2.10	1,458,210
2016	1.78	1.87	1,835,751
2015	1.83	1.78	1,629,273
2014	1.73	1.83	1,468,834
2013	1.51	1.73	179
Band 0
2021	$2.87	$3.15	–
2020	2.56	2.87	–
2019	2.16	2.56	–
2018	2.29	2.16	144,069
2017	2.02	2.29	140,048
2016	1.91	2.02	148,278
2015	1.94	1.91	157,554
2014	1.81	1.94	1,038,047
2013	1.57	1.81	1,012,164
2012	1.39	1.57	1,022,666
American Century One Choice 2030 Portfolio Investor Class – 06-414
Band 125
2021	$2.55	$2.78	5,948,394
2020	2.30	2.55	13,539,333
2019	1.96	2.30	15,492,355
2018	2.10	1.96	16,316,314
2017	1.88	2.10	21,725,599
2016	1.79	1.88	23,068,804
2015	1.83	1.79	19,265,765
2014	1.73	1.83	13,458,488
2013	1.51	1.73	13,610,639
2012	1.36	1.51	6,850,132

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.96	$3.25	–
2020	2.62	2.96	–
2019	2.21	2.62	127,580
2018	2.34	2.21	116,079
2017	2.06	2.34	107,987
2016	1.94	2.06	2,225,512
2015	1.97	1.94	3,464,348
2014	1.83	1.97	3,134,088
2013	1.58	1.83	2,882,260
2012	1.40	1.58	856,511
American Century One Choice 2030 Portfolio R6 Class – 06-CPV
Band 125
2021	$1.37	$1.50	23,081,502
2020	1.23	1.37	11,121,872
2019	1.05	1.23	6,096,809
2018	1.12	1.05	4,889,451
2017	0.99	1.12	1,771,194
American Century One Choice 2035 Portfolio A Class – 06-406
Band 125
2021	$2.67	$2.92	4,132,757
2020	2.38	2.67	4,462,750
2019	2.01	2.38	6,235,810
2018	2.18	2.01	6,879,008
2017	1.93	2.18	10,667,542
2016	1.83	1.93	12,037,568
2015	1.89	1.83	13,617,188
2014	1.78	1.89	14,514,076
2013	1.53	1.78	13,574,732
2012	1.37	1.53	8,184,459
Band 100
2021	$2.75	$3.01	643,284
2020	2.44	2.75	721,728
2019	2.06	2.44	852,094
2018	2.22	2.06	867,469
2017	1.96	2.22	865,079
2016	1.87	1.96	1,044,835
2015	1.91	1.87	1,050,414
2014	1.80	1.91	734,974
2013	1.55	1.80	2,017
Band 50
2021	$2.91	$3.21	74
2020	2.58	2.91	2,561
2019	2.16	2.58	2,577
2018	2.32	2.16	2,593
2017	2.04	2.32	2,610
2016	1.93	2.04	2,628
2015	1.97	1.93	2,572
2014	1.84	1.97	2,592
2013	1.57	1.84	3,673
2012	1.40	1.57	3,521

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$3.09	$3.42	–
2020	2.72	3.09	–
2019	2.27	2.72	–
2018	2.43	2.27	169,573
2017	2.12	2.43	160,766
2016	1.99	2.12	160,813
2015	2.03	1.99	164,024
2014	1.89	2.03	358,981
2013	1.60	1.89	360,093
2012	1.42	1.60	369,760
American Century One Choice 2035 Portfolio Investor Class – 06-416
Band 125
2021	$2.75	$3.01	5,535,343
2020	2.45	2.75	14,361,859
2019	2.06	2.45	15,105,065
2018	2.23	2.06	14,234,893
2017	1.96	2.23	17,661,986
2016	1.87	1.96	16,423,828
2015	1.91	1.87	13,985,737
2014	1.80	1.91	11,304,145
2013	1.55	1.80	10,096,993
2012	1.38	1.55	6,071,280
Band 0
2021	$3.18	$3.53	–
2020	2.80	3.18	–
2019	2.33	2.80	138,715
2018	2.48	2.33	118,190
2017	2.16	2.48	109,864
2016	2.03	2.16	646,976
2015	2.05	2.03	2,217,946
2014	1.91	2.05	1,886,002
2013	1.62	1.91	1,344,058
2012	1.43	1.62	829,137
American Century One Choice 2035 Portfolio R6 Class – 06-CPW
Band 125
2021	$1.41	$1.55	22,024,465
2020	1.25	1.41	8,200,306
2019	1.05	1.25	4,593,100
2018	1.13	1.05	2,661,547
2017	0.99	1.13	483,150

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2040 Portfolio A Class – 06-407
Band 125
2021	$2.87	$3.15	3,461,147
2020	2.53	2.87	4,489,300
2019	2.12	2.53	6,194,183
2018	2.30	2.12	7,200,530
2017	2.01	2.30	11,811,983
2016	1.91	2.01	13,656,468
2015	1.97	1.91	13,600,263
2014	1.85	1.97	13,753,750
2013	1.57	1.85	11,560,264
2012	1.39	1.57	7,233,304
Band 100
2021	$2.95	$3.25	765,164
2020	2.60	2.95	786,557
2019	2.17	2.60	815,365
2018	2.35	2.17	877,397
2017	2.05	2.35	1,043,594
2016	1.94	2.05	1,192,045
2015	1.99	1.94	1,012,543
2014	1.87	1.99	879,925
2013	1.58	1.87	3,847
2012	1.40	1.58	1,120
Band 0
2021	$3.32	$3.69	–
2020	2.89	3.32	–
2019	2.39	2.89	–
2018	2.56	2.39	197,295
2017	2.21	2.56	205,192
2016	2.08	2.21	199,817
2015	2.11	2.08	213,568
2014	1.96	2.11	1,089,013
2013	1.64	1.96	1,144,563
2012	1.44	1.64	1,183,708
American Century One Choice 2040 Portfolio Investor Class – 06-417
Band 125
2021	$2.95	$3.25	4,401,775
2020	2.60	2.95	10,847,422
2019	2.17	2.60	11,766,997
2018	2.35	2.17	12,635,248
2017	2.05	2.35	17,796,559
2016	1.94	2.05	18,264,054
2015	1.99	1.94	15,378,975
2014	1.87	1.99	11,448,404
2013	1.58	1.87	10,982,872
2012	1.40	1.58	5,914,245

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$3.41	$3.81	–
2020	2.97	3.41	–
2019	2.45	2.97	5,329
2018	2.62	2.45	763
2017	2.25	2.62	11,092
2016	2.11	2.25	1,797,709
2015	2.14	2.11	2,862,837
2014	1.98	2.14	2,742,179
2013	1.65	1.98	2,448,121
2012	1.44	1.65	687,340
American Century One Choice 2040 Portfolio R6 Class – 06-CPX
Band 125
2021	$1.45	$1.60	21,336,788
2020	1.27	1.45	9,962,021
2019	1.06	1.27	5,749,144
2018	1.14	1.06	4,123,659
2017	0.99	1.14	1,213,384
American Century One Choice 2045 Portfolio A Class – 06-408
Band 125
2021	$3.02	$3.35	3,341,062
2020	2.64	3.02	3,944,271
2019	2.18	2.64	5,275,635
2018	2.39	2.18	5,900,913
2017	2.06	2.39	7,524,420
2016	1.95	2.06	7,731,132
2015	2.01	1.95	8,066,676
2014	1.88	2.01	8,225,913
2013	1.58	1.88	7,114,366
2012	1.39	1.58	4,030,486
Band 100
2021	$3.11	$3.45	354,559
2020	2.71	3.11	349,761
2019	2.24	2.71	464,282
2018	2.44	2.24	528,737
2017	2.10	2.44	637,761
2016	1.98	2.10	764,782
2015	2.04	1.98	635,697
2014	1.90	2.04	509,425
2013	1.59	1.90	14,620
2012	1.40	1.59	2,715
Band 0
2021	$3.50	$3.92	–
2020	3.02	3.50	–
2019	2.46	3.02	–
2018	2.66	2.46	218,811
2017	2.27	2.66	189,699
2016	2.12	2.27	203,447
2015	2.16	2.12	206,726
2014	1.99	2.16	372,373
2013	1.65	1.99	382,692
2012	1.44	1.65	364,211

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2045 Portfolio Investor Class – 06-418
Band 125
2021	$3.12	$3.46	3,597,958
2020	2.71	3.12	8,366,599
2019	2.24	2.71	9,189,761
2018	2.44	2.24	9,136,537
2017	2.10	2.44	11,137,966
2016	1.99	2.10	10,782,713
2015	2.04	1.99	8,549,706
2014	1.91	2.04	6,617,545
2013	1.59	1.91	5,262,153
2012	1.40	1.59	2,978,285
Band 0
2021	$3.61	$4.05	–
2020	3.10	3.61	–
2019	2.53	3.10	49,999
2018	2.72	2.53	40,497
2017	2.32	2.72	32,691
2016	2.16	2.32	524,997
2015	2.19	2.16	1,097,743
2014	2.02	2.19	866,380
2013	1.67	2.02	757,750
2012	1.45	1.67	489,432
American Century One Choice 2045 Portfolio R6 Class – 06-CPY
Band 125
2021	$1.49	$1.66	15,092,704
2020	1.29	1.49	6,924,460
2019	1.06	1.29	3,898,564
2018	1.15	1.06	2,803,646
2017	0.99	1.15	711,280
American Century One Choice 2050 Portfolio A Class – 06-409
Band 125
2021	$3.14	$3.51	2,831,075
2020	2.71	3.14	3,192,973
2019	2.22	2.71	4,031,541
2018	2.44	2.22	4,437,142
2017	2.09	2.44	5,488,441
2016	1.98	2.09	5,740,699
2015	2.04	1.98	6,493,617
2014	1.91	2.04	6,182,368
2013	1.59	1.91	4,288,733
2012	1.40	1.59	2,728,105

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$3.23	$3.62	161,052
2020	2.79	3.23	162,673
2019	2.27	2.79	229,761
2018	2.49	2.27	252,947
2017	2.13	2.49	274,756
2016	2.01	2.13	308,234
2015	2.07	2.01	240,687
2014	1.93	2.07	186,001
Band 0
2021	$3.63	$4.11	–
2020	3.10	3.63	–
2019	2.51	3.10	–
2018	2.72	2.51	74,697
2017	2.30	2.72	118,413
2016	2.15	2.30	131,415
2015	2.19	2.15	150,046
2014	2.02	2.19	401,566
2013	1.67	2.02	424,966
2012	1.45	1.67	395,452
American Century One Choice 2050 Portfolio Investor Class – 06-419
Band 125
2021	$3.23	$3.62	2,750,616
2020	2.79	3.23	6,301,985
2019	2.27	2.79	6,694,638
2018	2.49	2.27	6,908,027
2017	2.13	2.49	8,674,346
2016	2.01	2.13	8,432,911
2015	2.07	2.01	6,574,783
2014	1.93	2.07	4,755,822
2013	1.60	1.93	3,692,614
2012	1.41	1.60	2,161,388
Band 0
2021	$3.74	$4.24	–
2020	3.18	3.74	–
2019	2.57	3.18	37,387
2018	2.78	2.57	27,759
2017	2.34	2.78	12,848
2016	2.18	2.34	1,770,471
2015	2.22	2.18	2,311,181
2014	2.04	2.22	2,076,371
2013	1.68	2.04	1,900,887
2012	1.46	1.68	315,629
American Century One Choice 2050 Portfolio R6 Class – 06-CRC
Band 125
2021	$1.52	$1.71	11,917,823
2020	1.31	1.52	4,672,173
2019	1.07	1.31	2,595,223
2018	1.16	1.07	2,337,327
2017	0.99	1.16	456,176

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2055 Portfolio A Class – 06-437
Band 125
2021	$2.12	$2.38	1,895,361
2020	1.83	2.12	2,741,788
2019	1.49	1.83	3,653,150
2018	1.64	1.49	3,776,841
2017	1.40	1.64	4,541,564
2016	1.32	1.40	4,051,132
2015	1.36	1.32	3,669,239
2014	1.27	1.36	2,407,473
2013	1.06	1.27	1,223,350
2012	0.93	1.06	473,815
Band 100
2021	$2.17	$2.44	16,475
2020	1.87	2.17	16,506
2019	1.52	1.87	16,545
2018	1.67	1.52	16,586
2017	1.42	1.67	16,630
2016	1.34	1.42	16,780
2015	1.38	1.34	18,255
2014	1.28	1.38	22,365
Band 0
2021	$2.40	$2.72	–
2020	2.04	2.40	–
2019	1.64	2.04	–
2018	1.79	1.64	15,943
2017	1.50	1.79	4,324
2016	1.40	1.50	3,508
2015	1.43	1.40	1,255
2014	1.32	1.43	61,616
2013	1.08	1.32	30,152
2012	0.94	1.08	9,773
American Century One Choice 2055 Portfolio Investor Class – 06-436
Band 125
2021	$2.17	$2.45	2,953,500
2020	1.87	2.17	6,324,206
2019	1.52	1.87	6,616,347
2018	1.67	1.52	5,377,822
2017	1.42	1.67	5,318,755
2016	1.34	1.42	4,728,681
2015	1.38	1.34	2,637,236
2014	1.28	1.38	1,302,001
2013	1.06	1.28	661,085
2012	0.93	1.06	183,967

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.46	$2.80	–
2020	2.08	2.46	–
2019	1.67	2.08	35,816
2018	1.82	1.67	25,003
2017	1.53	1.82	18,886
2016	1.42	1.53	644,898
2015	1.44	1.42	796,764
2014	1.33	1.44	285,373
2013	1.09	1.33	50,166
2012	0.94	1.09	8,264
American Century One Choice 2055 Portfolio R6 Class – 06-CRF
Band 125
2021	$1.54	$1.74	7,873,560
2020	1.32	1.54	3,337,760
2019	1.07	1.32	1,429,972
2018	1.17	1.07	1,171,549
2017	0.99	1.17	193,773
American Century One Choice 2060 Portfolio A Class – 06-CKR
Band 125
2021	$1.62	$1.83	1,382,100
2020	1.39	1.62	1,476,501
2019	1.13	1.39	1,183,972
2018	1.25	1.13	765,214
2017	1.06	1.25	515,633
2016	1.00 (05/12/16)	1.06	396,717
Band 0
2021	$1.72	$1.96	–
2020	1.46	1.72	–
2019	1.17	1.46	–
2018	1.28	1.17	–
2017	1.07	1.28	8
American Century One Choice 2060 Portfolio Investor Class – 06-CKT
Band 125
2021	$1.64	$1.85	1,771,957
2020	1.41	1.64	2,595,548
2019	1.14	1.41	1,862,436
2018	1.26	1.14	1,320,234
2017	1.07	1.26	532,520
2016	1.00 (05/12/16)	1.07	103,021
Band 0
2021	$1.74	$1.99	–
2020	1.47	1.74	–
2019	1.18	1.47	17,311
2018	1.28	1.18	5,785
2017	1.07	1.28	788
2016	1.00 (05/12/16)	1.07	191,155

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2060 Portfolio R6 Class – 06-CRG
Band 125
2021	$1.55	$1.75	2,629,104
2020	1.32	1.55	837,159
2019	1.07	1.32	346,626
2018	1.17	1.07	88,141
2017	0.99	1.17	4,693
American Century One Choice In Retirement Portfolio A Class – 06-426
Band 125
2021	$2.04	$2.19	6,414,391
2020	1.87	2.04	7,681,277
2019	1.64	1.87	3,472,103
2018	1.74	1.64	4,883,867
2017	1.60	1.74	8,071,545
2016	1.53	1.60	11,208,717
2015	1.58	1.53	17,101,479
2014	1.51	1.58	2,738,548
2013	1.38	1.51	2,969,030
2012	1.27	1.38	1,789,186
Band 100
2021	$2.10	$2.26	1,855,029
2020	1.92	2.10	2,018,863
2019	1.68	1.92	1,021,805
2018	1.78	1.68	1,179,271
2017	1.63	1.78	1,782,158
2016	1.56	1.63	2,092,032
2015	1.61	1.56	2,468,230
2014	1.53	1.61	379,462
2013	1.39	1.53	4,492
Band 50
2021	$2.23	$2.41	–
2020	2.03	2.23	73,305
2019	1.76	2.03	89,840
Band 0
2021	$2.36	$2.56	–
2020	2.14	2.36	125,055
2019	1.85	2.14	126,278
2018	1.94	1.85	126,710
2017	1.76	1.94	132,174
2016	1.67	1.76	126,787
2015	1.70	1.67	118,250
2014	1.60	1.70	342,413
2013	1.45	1.60	337,595
2012	1.32	1.45	362,961

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice In Retirement Portfolio Investor Class – 06-427
Band 125
2021	$2.10	$2.26	5,126,937
2020	1.92	2.10	16,896,574
2019	1.68	1.92	2,868,804
2018	1.77	1.68	3,967,490
2017	1.63	1.77	6,686,135
2016	1.56	1.63	9,191,500
2015	1.60	1.56	10,159,021
2014	1.53	1.60	1,863,172
2013	1.39	1.53	3,090,764
2012	1.28	1.39	1,791,943
Band 0
2021	$2.43	$2.64	29,092
2020	2.19	2.43	39,250
2019	1.89	2.19	17,755
2018	1.98	1.89	15,592
2017	1.79	1.98	12,241
2016	1.69	1.79	548,989
2015	1.72	1.69	1,968,488
2014	1.62	1.72	652,180
2013	1.46	1.62	655,259
2012	1.32	1.46	23,704
American Century One Choice In Retirement Portfolio R6 Class – 06-CRH
Band 125
2021	$1.30	$1.40	22,932,013
2020	1.18	1.30	10,671,024
2019	1.03	1.18	1,560,504
2018	1.09	1.03	1,540,244
2017	1.00	1.09	429,847
American Century Real Estate Fund A Class – 06-380
Band 125
2021	$3.56	$4.95	99,780
2020	3.94	3.56	99,321
2019	3.06	3.94	124,461
2018	3.27	3.06	210,263
2017	3.16	3.27	386,721
2016	3.03	3.16	619,211
2015	2.99	3.03	652,189
2014	2.34	2.99	751,004
2013	2.35	2.34	1,383,929
2012	2.03	2.35	1,259,227

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$3.72	$5.19	6,688
2020	4.11	3.72	6,972
2019	3.18	4.11	10,342
2018	3.39	3.18	9,043
2017	3.26	3.39	8,784
2016	3.13	3.26	12,882
2015	3.08	3.13	1,109
2014	2.41	3.08	5,536
2013	2.41	2.41	747
2012	2.07	2.41	362
Band 0
2021	$4.46	$6.29	–
2020	4.88	4.46	–
2019	3.74	4.88	–
2018	3.95	3.74	7,430
2017	3.76	3.95	5,805
2016	3.57	3.76	3,527
2015	3.48	3.57	3,057
2014	2.69	3.48	1,096
2013	2.67	2.69	291,549
2012	2.27	2.67	285,194
American Century Real Estate Fund Investor Class – 06-269
Band 125
2021	$1.50	$2.10	282,917
2020	1.66	1.50	364,685
2019	1.29	1.66	455,536
2018	1.37	1.29	917,547
2017	1.32	1.37	1,448,261
2016	1.27	1.32	1,834,694
2015	1.25	1.27	2,508,859
2014	0.97	1.25	2,259,305
2013	0.97	0.97	7,456,347
2012	0.84	0.97	7,452,986
American Century Real Estate Fund R6 Class – 06-CRK
Band 125
2021	$1.16	$1.63	274,326
2020	1.28	1.16	281,703
2019	0.99	1.28	327,135
2018	1.05	0.99	287,927
2017	1.01	1.05	508,731

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Select A Class – 06-240
Band 125
2021	$4.15	$5.11	14,107
2020	3.14	4.15	14,384
2019	2.34	3.14	22,253
2018	2.46	2.34	22,525
2017	1.94	2.46	42,954
2016	1.87	1.94	60,916
2015	1.76	1.87	103,626
2014	1.62	1.76	152,107
2013	1.26	1.62	203,656
2012	1.11	1.26	257,214
Band 100
2021	$4.32	$5.34	46,715
2020	3.27	4.32	49,192
2019	2.43	3.27	49,213
2018	2.55	2.43	64,688
2017	2.00	2.55	64,901
2016	1.92	2.00	83,426
2015	1.81	1.92	70,118
2014	1.66	1.81	38,391
American Century Select Investor Class – 06-440
Band 125
2021	$8.35	$10.33	17,260
2020	6.31	8.35	17,943
2019	4.69	6.31	34,931
2018	4.93	4.69	33,374
2017	3.87	4.93	24,962
2016	3.72	3.87	22,420
2015	3.49	3.72	26,399
2014	3.20	3.49	25,564
2013	2.49	3.20	27,636
2012	2.20	2.49	24,322
American Century Small Cap Growth A Class – 06-200
Band 125
2021	$5.42	$5.72	167,291
2020	3.65	5.42	223,361
2019	2.71	3.65	259,770
2018	2.89	2.71	368,152
2017	2.33	2.89	393,870
2016	2.14	2.33	374,806
2015	2.26	2.14	364,372
2014	2.18	2.26	425,444
2013	1.57	2.18	584,467
2012	1.39	1.57	538,411

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$5.65	$5.98	21,872
2020	3.79	5.65	22,863
2019	2.81	3.79	44,865
2018	2.99	2.81	59,189
2017	2.41	2.99	72,659
2016	2.20	2.41	76,153
2015	2.32	2.20	92,447
2014	2.23	2.32	53,859
2013	1.60	2.23	42
2012	1.42	1.60	–
American Century Small Cap Value Fund A Class – 06-390
Band 125
2021	$4.96	$6.68	225,619
2020	4.62	4.96	188,716
2019	3.52	4.62	184,166
2018	4.30	3.52	329,893
2017	3.96	4.30	372,235
2016	3.19	3.96	401,764
2015	3.33	3.19	548,981
2014	3.23	3.33	562,365
2013	2.43	3.23	529,649
2012	2.12	2.43	443,215
Band 50
2021	$5.64	$7.66	–
2020	5.22	5.64	28,247
2019	3.94	5.22	29,200
2018	4.78	3.94	33,167
2017	4.37	4.78	37,148
2016	3.50	4.37	36,433
2015	3.62	3.50	38,761
2014	3.49	3.62	39,214
2013	2.61	3.49	39,867
2012	2.25	2.61	42,864
Band 0
2021	$6.19	$8.45	–
2020	5.69	6.19	6,018
2019	4.28	5.69	5,895
2018	5.17	4.28	8,171
2017	4.70	5.17	8,434
2016	3.74	4.70	82,280
2015	3.85	3.74	57,115
2014	3.70	3.85	218,602
2013	2.75	3.70	63,318
2012	2.36	2.75	60,448

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Small Cap Value Fund Investor Class – 06-470
Band 125
2021	$5.43	$7.34	642,191
2020	5.05	5.43	810,370
2019	3.83	5.05	1,076,557
2018	4.68	3.83	1,500,238
2017	4.29	4.68	1,888,347
2016	3.45	4.29	2,193,675
2015	3.59	3.45	2,806,645
2014	3.48	3.59	4,216,181
2013	2.61	3.48	4,625,368
2012	2.27	2.61	4,394,657
Band 0
2021	$6.95	$9.52	–
2020	6.38	6.95	–
2019	4.78	6.38	–
2018	5.77	4.78	–
2017	5.23	5.77	–
2016	4.15	5.23	–
2015	4.26	4.15	224,444
2014	4.08	4.26	239,660
2013	3.03	4.08	229,979
2012	2.59	3.03	218,774
American Century Small Cap Value Fund R6 Class – 06-CRM
Band 125
2021	$1.28	$1.74	4,960,770
2020	1.19	1.28	3,190,826
2019	0.90	1.19	2,139,913
2018	1.09	0.90	266,682
Band 75
2021	$1.31	$1.78	81,921
2020	1.20	1.31	64,342
2019	0.91	1.20	103,342
2018	1.10	0.91	110,522
American Century Small Company A Class – 06-385
Band 125
2021	$3.89	$4.63	1,059
2020	3.39	3.89	29,651
2019	2.87	3.39	29,194
2018	3.41	2.87	148,646
2017	3.13	3.41	301,701
2016	2.69	3.13	561,474
2015	2.89	2.69	499,759
2014	2.77	2.89	447,634
2013	1.96	2.77	437,031
2012	1.75	1.96	68,671

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Strategic Allocation: Aggressive Fund A Class – 06-400
Band 125
2021	$3.64	$4.12	1,352,882
2020	3.12	3.64	1,370,517
2019	2.55	3.12	1,908,736
2018	2.81	2.55	2,373,456
2017	2.39	2.81	2,556,658
2016	2.28	2.39	3,284,441
2015	2.35	2.28	5,702,064
2014	2.23	2.35	6,219,294
2013	1.89	2.23	7,139,084
2012	1.66	1.89	5,980,379
Band 100
2021	$3.80	$4.32	538,613
2020	3.25	3.80	564,033
2019	2.65	3.25	590,117
2018	2.91	2.65	676,689
2017	2.47	2.91	925,523
2016	2.35	2.47	1,045,850
2015	2.41	2.35	830,979
2014	2.28	2.41	899,506
2013	1.93	2.28	208,662
2012	1.70	1.93	197,276
Band 50
2021	$4.14	$4.73	–
2020	3.53	4.14	11,287
2019	2.86	3.53	11,824
2018	3.13	2.86	13,068
2017	2.64	3.13	13,568
2016	2.50	2.64	13,802
2015	2.55	2.50	13,932
2014	2.40	2.55	15,831
2013	2.02	2.40	17,327
2012	1.77	2.02	19,701
Band 0
2021	$4.54	$5.21	–
2020	3.85	4.54	83,234
2019	3.10	3.85	83,253
2018	3.38	3.10	117,434
2017	2.84	3.38	113,185
2016	2.67	2.84	102,301
2015	2.72	2.67	1,395,679
2014	2.54	2.72	1,413,689
2013	2.13	2.54	1,459,953
2012	1.86	2.13	1,401,309

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Strategic Allocation: Aggressive Fund Investor Class – 06-480
Band 125
2021	$3.28	$3.72	2,481,039
2020	2.81	3.28	3,705,160
2019	2.28	2.81	4,289,523
2018	2.51	2.28	12,547,293
2017	2.13	2.51	16,431,722
2016	2.03	2.13	24,071,227
2015	2.08	2.03	24,400,880
2014	1.97	2.08	24,690,951
2013	1.67	1.97	22,940,316
2012	1.47	1.67	23,882,811
Band 0
2021	$4.14	$4.76	–
2020	3.50	4.14	–
2019	2.81	3.50	–
2018	3.05	2.81	–
2017	2.56	3.05	–
2016	2.40	2.56	–
2015	2.44	2.40	507,746
2014	2.28	2.44	496,383
2013	1.90	2.28	459,356
2012	1.65	1.90	457,792
American Century Strategic Allocation: Aggressive Fund R6 Class – 06-CRN
Band 125
2021	$1.54	$1.76	2,941,271
2020	1.32	1.54	677,032
2019	1.07	1.32	1,047,129
2018	1.17	1.07	1,172,750
2017	0.99	1.17	546,683
American Century Strategic Allocation: Conservative Fund A Class – 06-405
Band 125
2021	$2.32	$2.50	466,102
2020	2.08	2.32	515,870
2019	1.82	2.08	892,641
2018	1.94	1.82	1,057,476
2017	1.78	1.94	1,337,265
2016	1.71	1.78	1,787,241
2015	1.77	1.71	2,449,197
2014	1.69	1.77	2,703,532
2013	1.56	1.69	4,120,079
2012	1.44	1.56	3,389,605

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.43	$2.62	591,622
2020	2.17	2.43	649,566
2019	1.89	2.17	703,260
2018	2.01	1.89	747,679
2017	1.84	2.01	867,196
2016	1.77	1.84	980,075
2015	1.82	1.77	998,116
2014	1.73	1.82	896,035
2013	1.60	1.73	4,755
2012	1.47	1.60	70,090
Band 50
2021	$2.64	$2.87	–
2020	2.35	2.64	272,574
2019	2.04	2.35	279,274
2018	2.16	2.04	280,265
2017	1.96	2.16	284,220
Band 0
2021	$2.89	$3.15	–
2020	2.55	2.89	–
2019	2.21	2.55	–
2018	2.32	2.21	–
2017	2.10	2.32	–
2016	2.00	2.10	–
2015	2.04	2.00	243,699
2014	1.92	2.04	227,851
2013	1.75	1.92	207,386
2012	1.60	1.75	179,804
American Century Strategic Allocation: Conservative Fund Investor Cl – 06-485
Band 125
2021	$2.29	$2.47	796,364
2020	2.04	2.29	955,288
2019	1.78	2.04	1,065,365
2018	1.89	1.78	3,667,935
2017	1.73	1.89	4,753,850
2016	1.67	1.73	8,013,562
2015	1.71	1.67	8,100,584
2014	1.63	1.71	7,101,436
2013	1.50	1.63	6,501,158
2012	1.39	1.50	5,764,235
Band 0
2021	$2.89	$3.16	–
2020	2.55	2.89	–
2019	2.19	2.55	–
2018	2.30	2.19	–
2017	2.08	2.30	–
2016	1.98	2.08	–
2015	2.00	1.98	465,217
2014	1.89	2.00	524,794
2013	1.72	1.89	507,787
2012	1.57	1.72	541,205

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Strategic Allocation: Conservative Fund R6 Class – 06-CRP
Band 125
2021	$1.33	$1.45	804,025
2020	1.19	1.33	752,516
2019	1.03	1.19	913,268
2018	1.09	1.03	1,019,473
2017	1.00	1.09	780,051
American Century Strategic Allocation: Moderate Fund A Class – 06-415
Band 125
2021	$3.05	$3.38	2,080,311
2020	2.67	3.05	2,201,481
2019	2.24	2.67	3,007,105
2018	2.43	2.24	3,548,802
2017	2.14	2.43	4,164,741
2016	2.05	2.14	6,878,986
2015	2.12	2.05	10,541,842
2014	2.01	2.12	12,094,607
2013	1.77	2.01	14,718,175
2012	1.59	1.77	12,895,546
Band 100
2021	$3.18	$3.54	1,492,679
2020	2.78	3.18	1,921,319
2019	2.33	2.78	2,219,401
2018	2.52	2.33	2,520,277
2017	2.21	2.52	3,403,196
2016	2.11	2.21	3,764,703
2015	2.18	2.11	3,201,482
2014	2.07	2.18	2,726,379
2013	1.81	2.07	349,912
2012	1.62	1.81	302,401
Band 75
2021	$3.32	$3.70	–
2020	2.89	3.32	–
2019	2.42	2.89	–
2018	2.61	2.42	–
2017	2.29	2.61	583,149
2016	2.17	2.29	582,574
2015	2.24	2.17	606,633
2014	2.12	2.24	740,219
2013	1.85	2.12	877,377
2012	1.66	1.85	1,028,199

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2021	$3.47	$3.87	–
2020	3.01	3.47	524
2019	2.51	3.01	543
2018	2.70	2.51	772
2017	2.37	2.70	6,032
2016	2.24	2.37	6,604
2015	2.30	2.24	6,863
2014	2.17	2.30	13,408
2013	1.90	2.17	10,291
2012	1.69	1.90	11,533
Band 0
2021	$3.81	$4.27	–
2020	3.29	3.81	–
2019	2.73	3.29	–
2018	2.92	2.73	–
2017	2.54	2.92	–
2016	2.40	2.54	–
2015	2.45	2.40	1,705,129
2014	2.30	2.45	1,785,246
2013	2.00	2.30	1,909,284
2012	1.77	2.00	1,862,496
American Century Strategic Allocation: Moderate Fund Investor Class – 06-490
Band 125
2021	$2.88	$3.19	3,817,080
2020	2.51	2.88	3,990,504
2019	2.10	2.51	4,571,963
2018	2.27	2.10	27,956,014
2017	2.00	2.27	32,674,684
2016	1.90	2.00	45,937,441
2015	1.96	1.90	45,861,117
2014	1.86	1.96	44,917,084
2013	1.63	1.86	40,335,907
2012	1.46	1.63	40,859,329
Band 0
2021	$3.63	$4.07	–
2020	3.12	3.63	–
2019	2.59	3.12	–
2018	2.76	2.59	–
2017	2.40	2.76	–
2016	2.26	2.40	–
2015	2.30	2.26	2,509,957
2014	2.15	2.30	2,670,805
2013	1.86	2.15	2,929,731
2012	1.65	1.86	3,145,815

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Strategic Allocation: Moderate Fund R6 Class – 06-CRR
Band 125
2021	$1.45	$1.61	1,529,310
2020	1.26	1.45	1,544,844
2019	1.05	1.26	1,502,943
2018	1.13	1.05	1,387,073
2017	0.99	1.13	636,070
American Century Ultra Fund A Class – 06-430
Band 125
2021	$5.91	$7.17	212,871
2020	4.00	5.91	228,941
2019	3.02	4.00	184,421
2018	3.04	3.02	222,140
2017	2.34	3.04	210,685
2016	2.28	2.34	197,396
2015	2.18	2.28	254,233
2014	2.01	2.18	261,921
2013	1.49	2.01	422,104
2012	1.33	1.49	411,335
Band 100
2021	$6.17	$7.50	65,434
2020	4.17	6.17	67,682
2019	3.14	4.17	80,023
2018	3.16	3.14	95,663
2017	2.42	3.16	114,344
2016	2.35	2.42	121,607
2015	2.24	2.35	137,765
2014	2.06	2.24	90,134
American Century Ultra Fund Investor Class – 06-450
Band 125
2021	$10.79	$13.13	413,218
2020	7.30	10.79	382,967
2019	5.49	7.30	409,513
2018	5.52	5.49	435,230
2017	4.24	5.52	474,599
2016	4.11	4.24	517,742
2015	3.92	4.11	535,108
2014	3.61	3.92	581,205
2013	2.67	3.61	448,082
2012	2.37	2.67	249,550
American Century Ultra Fund R6 Class – 06-CRT
Band 125
2021	$2.57	$3.13	971,250
2020	1.73	2.57	981,008
2019	1.30	1.73	719,943
2018	1.30	1.30	730,849

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Value A Class – 06-698
Band 125
2021	$2.09	$2.56	–
2020	2.11	2.09	316
2019	1.69	2.11	15,939
2018	1.89	1.69	17,775
2017	1.77	1.89	32,131
2016	1.49	1.77	29,787
2015	1.58	1.49	15,852
2014	1.42	1.58	28,494
2013	1.10	1.42	25,696
American Century Value Investor Class – 06-696
Band 125
2021	$2.13	$2.62	–
2020	2.15	2.13	5,722
2019	1.71	2.15	13,221
2018	1.91	1.71	7,969
2017	1.79	1.91	1,093,382
2016	1.50	1.79	1,215,800
2015	1.59	1.50	1,065,183
2014	1.43	1.59	1,143,266
2013	1.10	1.43	73
American Century VP Capital Appreciation Fund I Class – 06-410
Band 125
2021	$8.24	$9.05	1,064,668
2020	5.86	8.24	1,246,087
2019	4.38	5.86	1,377,389
2018	4.67	4.38	1,919,127
2017	3.89	4.67	2,754,260
2016	3.81	3.89	3,111,804
2015	3.79	3.81	3,957,164
2014	3.55	3.79	4,201,495
2013	2.74	3.55	4,639,692
2012	2.39	2.74	5,034,146
American Funds 2010 Target Date Retirement Fund R3 Class – 06-957
Band 125
2021	$1.25	$1.34	2,071,177
2020	1.16	1.25	1,411,164
2019	1.04	1.16	1,994,361
2018	1.09	1.04	1,368,460
2017	1.01	1.09	420,700
2016	0.95	1.01	297,598
American Funds 2010 Target Date Retirement Fund R4 Class – 06-958
Band 125
2021	$1.27	$1.36	760,963
2020	1.18	1.27	895,428
2019	1.05	1.18	1,023,592
2018	1.10	1.05	1,194,434
2017	1.01	1.10	745,023
2016	0.96	1.01	199,178

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2010 Target Date Retirement Fund R6 Class – 06-CRV
Band 125
2021	$1.27	$1.38	4,265,934
2020	1.18	1.27	4,050,369
2019	1.05	1.18	3,243,068
2018	1.09	1.05	2,351,220
2017	1.00	1.09	885,532
American Funds 2015 Target Date Retirement Fund R3 Class – 06-959
Band 125
2021	$1.27	$1.38	800,213
2020	1.18	1.27	665,144
2019	1.05	1.18	1,576,699
2018	1.10	1.05	1,718,964
2017	1.01	1.10	1,661,342
2016	0.95	1.01	277,076
American Funds 2015 Target Date Retirement Fund R4 Class – 06-969
Band 125
2021	$1.30	$1.41	688,989
2020	1.20	1.30	1,238,824
2019	1.06	1.20	1,215,725
2018	1.11	1.06	1,484,999
2017	1.01	1.11	1,056,475
2016	0.96	1.01	17,675
American Funds 2015 Target Date Retirement Fund R6 Class – 06-CRW
Band 125
2021	$1.30	$1.42	4,035,894
2020	1.20	1.30	3,887,928
2019	1.05	1.20	2,783,073
2018	1.10	1.05	2,588,803
2017	1.00	1.10	429,850
American Funds 2020 Target Date Retirement Fund R3 Class – 06-971
Band 125
2021	$1.31	$1.42	5,445,168
2020	1.20	1.31	5,552,796
2019	1.06	1.20	6,341,731
2018	1.11	1.06	2,756,134
2017	1.00	1.11	1,782,846
2016	0.95	1.00	273,790
2015	1.00 (05/21/15)	0.95	7,125
Band 0
2021	$1.40	$1.54	–
2020	1.27	1.40	1,413,118
2019	1.11	1.27	1,329,903
American Funds 2020 Target Date Retirement Fund R4 Class – 06-972
Band 125
2021	$1.33	$1.45	2,848,805
2020	1.22	1.33	5,428,078
2019	1.07	1.22	8,045,431
2018	1.12	1.07	10,659,143
2017	1.01	1.12	7,045,006
2016	0.96	1.01	498,156

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2020 Target Date Retirement Fund R6 Class – 06-CRX
Band 125
2021	$1.34	$1.46	22,327,437
2020	1.22	1.34	16,907,864
2019	1.07	1.22	14,889,708
2018	1.11	1.07	6,378,187
2017	1.00	1.11	2,441,320
American Funds 2025 Target Date Retirement Fund R3 Class – 06-973
Band 125
2021	$1.38	$1.51	6,170,935
2020	1.24	1.38	5,663,352
2019	1.07	1.24	5,490,031
2018	1.13	1.07	3,387,560
2017	1.00	1.13	1,626,089
2016	0.95	1.00	120,825
2015	1.00 (05/21/15)	0.95	1,648
Band 0
2021	$1.48	$1.64	–
2020	1.31	1.48	1,145,912
2019	1.12	1.31	1,555,538
American Funds 2025 Target Date Retirement Fund R4 Class – 06-974
Band 125
2021	$1.41	$1.54	6,240,687
2020	1.26	1.41	7,088,716
2019	1.08	1.26	9,648,722
2018	1.14	1.08	11,107,205
2017	1.00	1.14	5,615,180
2016	0.95	1.00	266,184
Band 0
2021	$1.51	$1.67	126,172
2020	1.33	1.51	73,877
American Funds 2025 Target Date Retirement Fund R6 Class – 06-CRY
Band 125
2021	$1.41	$1.56	29,399,624
2020	1.26	1.41	21,841,169
2019	1.08	1.26	15,515,016
2018	1.14	1.08	7,834,763
2017	1.00	1.14	2,791,229
American Funds 2030 Target Date Retirement Fund R3 Class – 06-976
Band 125
2021	$1.44	$1.60	6,443,781
2020	1.28	1.44	6,403,531
2019	1.09	1.28	6,602,567
2018	1.15	1.09	4,753,377
2017	0.99	1.15	2,006,926
2016	0.94	0.99	68,324
2015	1.00 (05/21/15)	0.94	1,663

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.55	$1.74	–
2020	1.35	1.55	409,566
2019	1.14	1.35	295,574
American Funds 2030 Target Date Retirement Fund R4 Class – 06-977
Band 125
2021	$1.47	$1.64	6,827,721
2020	1.30	1.47	8,360,649
2019	1.10	1.30	9,341,004
2018	1.16	1.10	8,636,097
2017	1.00	1.16	6,142,251
2016	0.94	1.00	758,530
Band 0
2021	$1.58	$1.78	375,914
2020	1.37	1.58	286,426
American Funds 2030 Target Date Retirement Fund R6 Class – 06-CTC
Band 125
2021	$1.49	$1.66	31,494,654
2020	1.31	1.49	23,937,892
2019	1.10	1.31	14,395,846
2018	1.16	1.10	9,275,141
2017	1.00	1.16	3,517,440
American Funds 2035 Target Date Retirement Fund R3 Class – 06-978
Band 125
2021	$1.53	$1.74	5,974,357
2020	1.33	1.53	5,689,177
2019	1.10	1.33	5,476,612
2018	1.18	1.10	4,166,635
2017	0.99	1.18	908,945
2016	0.94	0.99	85,044
2015	1.00 (05/21/15)	0.94	794
Band 0
2021	$1.64	$1.89	–
2020	1.41	1.64	307,583
2019	1.15	1.41	369,689
American Funds 2035 Target Date Retirement Fund R4 Class – 06-979
Band 125
2021	$1.56	$1.77	7,270,436
2020	1.35	1.56	8,052,069
2019	1.11	1.35	8,421,573
2018	1.19	1.11	8,876,451
2017	1.00	1.19	5,116,181
2016	0.94	1.00	544,874
Band 0
2021	$1.67	$1.92	262,151
2020	1.43	1.67	317,485

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2035 Target Date Retirement Fund R6 Class – 06-CTF
Band 125
2021	$1.57	$1.80	27,001,524
2020	1.36	1.57	18,722,986
2019	1.11	1.36	12,720,980
2018	1.19	1.11	8,139,019
2017	0.99	1.19	2,683,719
American Funds 2040 Target Date Retirement Fund R3 Class – 06-981
Band 125
2021	$1.57	$1.80	4,789,514
2020	1.34	1.57	5,065,798
2019	1.10	1.34	4,560,383
2018	1.19	1.10	3,418,153
2017	0.99	1.19	1,124,660
2016	0.94	0.99	107,933
Band 0
2021	$1.68	$1.95	–
2020	1.42	1.68	426,862
2019	1.15	1.42	411,278
American Funds 2040 Target Date Retirement Fund R4 Class – 06-982
Band 125
2021	$1.59	$1.83	6,263,760
2020	1.36	1.59	6,549,219
2019	1.11	1.36	6,680,416
2018	1.20	1.11	7,143,949
2017	1.00	1.20	4,729,339
2016	0.94	1.00	376,301
Band 0
2021	$1.71	$1.99	10,207
2020	1.45	1.71	6,896
American Funds 2040 Target Date Retirement Fund R6 Class – 06-CTG
Band 125
2021	$1.61	$1.86	25,647,584
2020	1.37	1.61	19,280,613
2019	1.12	1.37	14,725,899
2018	1.20	1.12	10,260,005
2017	0.99	1.20	4,242,064
American Funds 2045 Target Date Retirement Fund R3 Class – 06-983
Band 125
2021	$1.58	$1.82	3,056,523
2020	1.35	1.58	3,505,202
2019	1.11	1.35	3,225,389
2018	1.19	1.11	2,192,256
2017	0.99	1.19	893,999
2016	0.94	0.99	71,916
Band 0
2021	$1.70	$1.98	–
2020	1.43	1.70	295,812
2019	1.16	1.43	387,286

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2045 Target Date Retirement Fund R4 Class – 06-984
Band 125
2021	$1.61	$1.86	6,210,222
2020	1.37	1.61	6,809,457
2019	1.12	1.37	6,768,248
2018	1.20	1.12	6,750,766
2017	1.00	1.20	4,514,331
2016	0.94	1.00	174,473
Band 0
2021	$1.73	$2.02	133,857
2020	1.45	1.73	122,202
American Funds 2045 Target Date Retirement Fund R6 Class – 06-CTH
Band 125
2021	$1.62	$1.88	23,613,809
2020	1.38	1.62	15,123,504
2019	1.12	1.38	9,908,158
2018	1.20	1.12	5,955,609
2017	0.99	1.20	2,021,902
American Funds 2050 Target Date Retirement Fund R3 Class – 06-996
Band 125
2021	$1.59	$1.83	2,672,519
2020	1.36	1.59	3,181,097
2019	1.11	1.36	2,821,528
2018	1.20	1.11	1,799,887
2017	0.99	1.20	660,442
2016	0.94	0.99	75,011
Band 0
2021	$1.71	$1.99	–
2020	1.44	1.71	234,364
2019	1.16	1.44	213,806
American Funds 2050 Target Date Retirement Fund R4 Class – 06-997
Band 125
2021	$1.62	$1.87	6,190,585
2020	1.38	1.62	6,830,226
2019	1.12	1.38	5,914,032
2018	1.21	1.12	5,474,034
2017	1.00	1.21	2,388,135
2016	0.94	1.00	44,319
Band 0
2021	$1.74	$2.03	122,171
2020	1.46	1.74	102,333
American Funds 2050 Target Date Retirement Fund R6 Class – 06-CTJ
Band 125
2021	$1.63	$1.89	18,237,532
2020	1.39	1.63	12,105,497
2019	1.12	1.39	8,662,636
2018	1.20	1.12	4,306,302
2017	0.99	1.20	1,433,353

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2055 Target Date Retirement Fund R3 Class – 06-998
Band 125
2021	$1.59	$1.83	3,025,095
2020	1.36	1.59	2,739,500
2019	1.11	1.36	2,144,655
2018	1.20	1.11	1,259,435
2017	0.99	1.20	297,385
2016	0.94	0.99	14,275
Band 0
2021	$1.71	$1.99	–
2020	1.44	1.71	32,717
2019	1.16	1.44	27,864
American Funds 2055 Target Date Retirement Fund R4 Class – 06-999
Band 125
2021	$1.62	$1.87	2,787,226
2020	1.38	1.62	3,166,677
2019	1.12	1.38	2,631,420
2018	1.21	1.12	1,855,722
2017	1.00	1.21	732,797
2016	0.94	1.00	34,406
Band 0
2021	$1.74	$2.03	63,001
2020	1.46	1.74	65,749
American Funds 2055 Target Date Retirement Fund R6 Class – 06-CTK
Band 125
2021	$1.63	$1.89	11,262,219
2020	1.39	1.63	6,617,090
2019	1.12	1.39	4,473,227
2018	1.20	1.12	2,315,747
2017	0.99	1.20	651,993
American Funds 2060 Target Date Retirement Fund R3 Class – 06-CGC
Band 125
2021	$1.59	$1.83	1,209,048
2020	1.36	1.59	880,517
2019	1.11	1.36	515,843
2018	1.20	1.11	212,406
2017	1.00	1.20	20,379
2016	0.94	1.00	435
Band 0
2021	$1.71	$1.99	–
2020	1.44	1.71	23,516
2019	1.16	1.44	9,577

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2060 Target Date Retirement Fund R4 Class – 06-CGF
Band 125
2021	$1.62	$1.87	1,550,432
2020	1.38	1.62	1,344,742
2019	1.12	1.38	1,140,028
2018	1.21	1.12	842,983
2017	1.00	1.21	501,269
2016	0.94	1.00	12,344
Band 0
2021	$1.74	$2.03	35,659
2020	1.46	1.74	30,579
American Funds 2060 Target Date Retirement Fund R6 Class – 06-CTM
Band 125
2021	$1.63	$1.89	3,969,260
2020	1.38	1.63	2,208,525
2019	1.12	1.38	1,041,304
2018	1.20	1.12	314,786
2017	0.99	1.20	28,326
American Funds 2065 Target Date Retirement Fund R3 Class – 06-4PY
Band 125
2021	$1.12	$1.29	59,110
2020	1.00 (10/28/20)	1.12	166
American Funds 2065 Target Date Retirement Fund R4 Class – 06-4R3
Band 125
2021	$1.12	$1.29	26,066
2020	1.00 (10/28/20)	1.12	182
American Funds 2065 Target Date Retirement Fund R6 Class – 06-4R4
Band 125
2021	$1.12	$1.30	850,549
2020	1.00 (10/28/20)	1.12	264,681
American Funds AMCAP Fund R3 Class – 06-182
Band 125
2021	$3.24	$3.94	426,364
2020	2.71	3.24	620,486
2019	2.18	2.71	994,378
2018	2.26	2.18	1,587,760
2017	1.88	2.26	1,459,155
2016	1.75	1.88	1,729,734
2015	1.76	1.75	1,471,902
2014	1.60	1.76	955,092
2013	1.19	1.60	887,860
2012	1.04	1.19	543,469

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$3.36	$4.10	140,567
2020	2.80	3.36	150,415
2019	2.25	2.80	184,039
2018	2.32	2.25	233,732
2017	1.93	2.32	305,673
2016	1.79	1.93	370,669
2015	1.80	1.79	464,036
2014	1.63	1.80	423,904
Band 0
2021	$3.90	$4.81	–
2020	3.23	3.90	–
2019	2.56	3.23	–
2018	2.62	2.56	–
2017	2.15	2.62	–
2016	1.98	2.15	–
2015	1.97	1.98	–
2014	1.77	1.97	799,137
2013	1.30	1.77	642,126
2012	1.12	1.30	618,565
American Funds AMCAP Fund R4 Class – 06-207
Band 125
2021	$3.24	$3.96	1,010,330
2020	2.71	3.24	1,251,041
2019	2.17	2.71	1,339,879
2018	2.24	2.17	2,942,331
2017	1.86	2.24	7,172,262
2016	1.73	1.86	7,847,268
2015	1.74	1.73	6,815,801
2014	1.57	1.74	5,531,795
2013	1.16	1.57	3,382,121
2012	1.02	1.16	3,455,982
Band 0
2021	$3.87	$4.79	–
2020	3.19	3.87	–
2019	2.53	3.19	2,841,346
2018	2.58	2.53	3,273,570
2017	2.11	2.58	3,579,051
2016	1.94	2.11	3,879,451
American Funds AMCAP Fund R6 Class – 06-CTN
Band 125
2021	$1.75	$2.14	2,204,239
2020	1.45	1.75	2,159,159
2019	1.16	1.45	5,823,609
2018	1.20	1.16	6,215,080
2017	0.99	1.20	2,868,421

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds American Balanced Fund R3 Class – 06-447
Band 125
2021	$2.46	$2.80	4,410,635
2020	2.25	2.46	5,678,834
2019	1.92	2.25	5,954,183
2018	2.01	1.92	6,719,526
2017	1.76	2.01	8,457,852
2016	1.65	1.76	7,253,930
2015	1.65	1.65	7,740,291
2014	1.54	1.65	6,636,140
2013	1.28	1.54	5,663,996
2012	1.14	1.28	4,095,869
Band 100
2021	$2.53	$2.89	978,145
2020	2.31	2.53	636,787
2019	1.96	2.31	502,072
2018	2.05	1.96	400,600
2017	1.80	2.05	104,872
2016	1.68	1.80	48,488
Band 75
2021	$2.60	$2.97	–
2020	2.37	2.60	–
2019	2.01	2.37	225,099
2018	2.09	2.01	1,117,519
Band 50
2021	$2.67	$3.07	81
2020	2.43	2.67	438,508
2019	2.05	2.43	431,151
2018	2.13	2.05	429,105
2017	1.86	2.13	405,331
2016	1.73	1.86	84
Band 0
2021	$2.82	$3.26	–
2020	2.55	2.82	19,715
2019	2.15	2.55	8,569
2018	2.22	2.15	78,533
2017	1.93	2.22	95,427
2016	1.78	1.93	84,281
2015	1.76	1.78	128,648
2014	1.62	1.76	115,769
2013	1.33	1.62	123,560

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds American Balanced Fund R4 Class – 06-446
Band 125
2021	$2.54	$2.90	8,120,556
2020	2.32	2.54	15,803,427
2019	1.97	2.32	17,343,056
2018	2.05	1.97	25,360,464
2017	1.80	2.05	29,925,791
2016	1.68	1.80	34,531,928
2015	1.67	1.68	19,320,364
2014	1.56	1.67	15,440,557
2013	1.30	1.56	12,667,953
2012	1.15	1.30	2,619,333
American Funds American Balanced Fund R6 Class – 06-CTP
Band 125
2021	$1.43	$1.64	44,543,294
2020	1.30	1.43	35,878,888
2019	1.10	1.30	28,757,165
2018	1.14	1.10	24,219,342
2017	1.00	1.14	9,698,227
Band 75
2021	$1.46	$1.68	1,021,437
2020	1.32	1.46	1,018,142
2019	1.11	1.32	866,145
2018	1.15	1.11	819,120
Band 0
2021	$1.50	$1.74	1,311,271
2020	1.35	1.50	1,262,728
2019	1.13	1.35	1,018,307
2018	1.16	1.13	791,688
2017	1.00	1.16	613,242
American Funds American High Income Trust R3 Class – 06-184
Band 125
2021	$1.87	$2.00	181,538
2020	1.78	1.87	311,314
2019	1.61	1.78	313,641
2018	1.67	1.61	282,720
2017	1.59	1.67	587,009
2016	1.39	1.59	677,334
2015	1.52	1.39	976,425
2014	1.54	1.52	1,395,758
2013	1.47	1.54	2,625,419
2012	1.30	1.47	2,773,823
Band 100
2021	$1.94	$2.08	62,319
2020	1.84	1.94	63,469
2019	1.67	1.84	77,820
2018	1.72	1.67	71,774
2017	1.63	1.72	150,780
2016	1.42	1.63	224,727
2015	1.56	1.42	171,200
2014	1.57	1.56	187,829

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.26	$2.44	–
2020	2.12	2.26	–
2019	1.90	2.12	–
2018	1.94	1.90	–
2017	1.82	1.94	–
2016	1.57	1.82	–
2015	1.70	1.57	–
2014	1.70	1.70	35,010
2013	1.60	1.70	119,441
2012	1.40	1.60	274,583
American Funds American High Income Trust R4 Class – 06-208
Band 125
2021	$1.83	$1.96	506,045
2020	1.73	1.83	509,304
2019	1.57	1.73	325,090
2018	1.62	1.57	348,730
2017	1.53	1.62	365,366
2016	1.33	1.53	358,612
2015	1.46	1.33	992,906
2014	1.47	1.46	3,157,052
2013	1.40	1.47	3,250,398
2012	1.24	1.40	3,926,078
American Funds American High-Income Trust R6 Class – 06-3MC
Band 125
2021	$1.12	$1.21	236,706
2020	1.06	1.12	56,296
2019	0.95	1.06	38,490
American Funds American Mutual Fund R4 Class – 06-3MK
Band 125
2021	$1.18	$1.45	134,297
2020	1.14	1.18	78,578
2019	0.95	1.14	68,429
American Funds American Mutual Fund R6 Class – 06-3M3
Band 125
2021	$1.19	$1.47	2,129,590
2020	1.14	1.19	973,327
2019	0.95	1.14	480,376
American Funds Capital Income Builder R6 Class – 06-3M6
Band 125
2021	$1.16	$1.32	98,454
2020	1.13	1.16	92,492
2019	0.97	1.13	31,737
American Funds Capital World Bond Fund R6 Class – 06-GFN
Band 125
2021	$1.14	$1.08	444,806
2020	1.05	1.14	354,847
2019	0.98	1.05	257,362
2018	1.01	0.98	231,316
2017	1.00 (07/21/17)	1.01	1,470

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.19	$1.14	523,969
American Funds Capital World Growth and Income Fund R3 Class – 06-183
Band 125
2021	$2.35	$2.66	1,335,236
2020	2.07	2.35	1,756,552
2019	1.68	2.07	2,383,856
2018	1.90	1.68	2,685,944
2017	1.55	1.90	5,337,934
2016	1.48	1.55	6,669,435
2015	1.53	1.48	8,325,140
2014	1.50	1.53	9,622,944
2013	1.22	1.50	13,579,291
2012	1.04	1.22	13,196,341
Band 100
2021	$2.44	$2.77	303,122
2020	2.15	2.44	331,891
2019	1.73	2.15	413,391
2018	1.96	1.73	501,664
2017	1.59	1.96	696,268
2016	1.52	1.59	764,013
2015	1.57	1.52	790,769
2014	1.53	1.57	744,147
2013	1.24	1.53	11,272
2012	1.06	1.24	12,012
Band 50
2021	$2.63	$3.00	–
2020	2.30	2.63	–
2019	1.85	2.30	3,212
Band 0
2021	$2.84	$3.25	–
2020	2.47	2.84	27,785
2019	1.98	2.47	205,397
2018	2.21	1.98	187,660
2017	1.78	2.21	161,958
2016	1.67	1.78	151,327
2015	1.72	1.67	704,535
2014	1.66	1.72	667,310
2013	1.33	1.66	1,060,196
2012	1.12	1.33	1,380,108

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds Capital World Growth and Income Fund R4 Class – 06-211
Band 125
2021	$2.21	$2.51	8,825,903
2020	1.94	2.21	11,297,163
2019	1.57	1.94	15,367,056
2018	1.77	1.57	21,314,492
2017	1.44	1.77	24,395,426
2016	1.37	1.44	28,006,705
2015	1.42	1.37	29,778,811
2014	1.38	1.42	32,395,497
2013	1.12	1.38	35,430,230
2012	0.95	1.12	42,309,178
Band 0
2021	$2.64	$3.03	–
2020	2.29	2.64	–
2019	1.83	2.29	–
2018	2.04	1.83	–
2017	1.63	2.04	–
2016	1.54	1.63	–
2015	1.57	1.54	414,734
2014	1.51	1.57	450,975
2013	1.21	1.51	354,766
2012	1.01	1.21	238,441
American Funds Capital World Growth and Income Fund R6 Class – 06-CTR
Band 125
2021	$1.55	$1.77	9,860,192
2020	1.36	1.55	8,117,802
2019	1.09	1.36	7,947,909
2018	1.23	1.09	8,045,840
2017	1.00	1.23	3,683,649
American Funds EuroPacific Growth Fund R3 Class – 06-181
Band 125
2021	$2.14	$2.16	3,829,021
2020	1.74	2.14	4,662,518
2019	1.39	1.74	5,925,288
2018	1.67	1.39	7,926,478
2017	1.30	1.67	9,613,152
2016	1.31	1.30	10,524,783
2015	1.34	1.31	12,498,172
2014	1.40	1.34	16,584,666
2013	1.18	1.40	19,001,099
2012	1.01	1.18	16,301,051

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.22	$2.25	254,391
2020	1.81	2.22	267,079
2019	1.44	1.81	373,476
2018	1.72	1.44	563,595
2017	1.33	1.72	706,789
2016	1.34	1.33	836,439
2015	1.37	1.34	1,007,859
2014	1.43	1.37	887,342
2013	1.20	1.43	103,392
2012	1.02	1.20	97,748
Band 50
2021	$2.40	$2.44	–
2020	1.94	2.40	113,665
2019	1.54	1.94	127,183
2018	1.83	1.54	135,351
2017	1.41	1.83	135,743
2016	1.41	1.41	138,835
2015	1.43	1.41	141,139
2014	1.48	1.43	139,840
2013	1.25	1.48	147,693
2012	1.05	1.25	142,989
Band 0
2021	$2.58	$2.64	–
2020	2.08	2.58	65,747
2019	1.64	2.08	207,276
2018	1.94	1.64	174,836
2017	1.49	1.94	207,933
2016	1.48	1.49	342,471
2015	1.50	1.48	1,167,986
2014	1.54	1.50	2,116,124
2013	1.29	1.54	2,096,283
2012	1.08	1.29	2,226,002
American Funds EuroPacific Growth Fund R4 Class – 06-212
Band 125
2021	$2.03	$2.05	13,691,888
2020	1.65	2.03	30,519,015
2019	1.31	1.65	35,944,451
2018	1.57	1.31	34,083,156
2017	1.21	1.57	36,701,393
2016	1.22	1.21	43,267,308
2015	1.25	1.22	44,399,086
2014	1.30	1.25	47,904,834
2013	1.09	1.30	49,516,946
2012	0.93	1.09	39,430,332

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.42	$2.48	70,609
2020	1.94	2.42	59,690
2019	1.53	1.94	49,634
2018	1.80	1.53	53,571
2017	1.38	1.80	52,779
2016	1.37	1.38	5,186,200
2015	1.38	1.37	4,882,273
2014	1.42	1.38	4,317,937
2013	1.18	1.42	3,888,457
2012	0.99	1.18	3,696,773
American Funds EuroPacific Growth Fund R5 Class – 06-296
Band 125
2021	$1.96	$1.99	2,491
2020	1.59	1.96	1,462
2019	1.26	1.59	1,177
American Funds EuroPacific Growth Fund R6 Class – 06-CTT
Band 125
2021	$1.67	$1.70	27,635,925
2020	1.35	1.67	16,443,834
2019	1.07	1.35	16,326,662
2018	1.28	1.07	14,818,473
2017	0.99	1.28	4,934,235
Band 75
2021	$1.70	$1.74	2,621
Band 0
2021	$1.76	$1.81	2,288,673
2020	1.40	1.76	2,464,472
2019	1.10	1.40	2,559,784
2018	1.29	1.10	2,711,343
2017	0.99	1.29	2,946,229
American Funds Fundamental Investors R3 Class – 06-213
Band 125
2021	$2.80	$3.37	2,051,225
2020	2.47	2.80	2,435,010
2019	1.97	2.47	2,838,351
2018	2.14	1.97	3,432,385
2017	1.76	2.14	4,317,674
2016	1.59	1.76	4,940,468
2015	1.56	1.59	6,517,021
2014	1.46	1.56	9,842,830
2013	1.13	1.46	12,979,778
2012	0.98	1.13	12,884,095

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.90	$3.50	343,388
2020	2.55	2.90	405,160
2019	2.03	2.55	472,454
2018	2.20	2.03	564,642
2017	1.81	2.20	751,166
2016	1.63	1.81	812,686
2015	1.60	1.63	783,599
2014	1.49	1.60	688,290
2013	1.14	1.49	16,956
2012	0.99	1.14	16,952
Band 50
2021	$3.11	$3.78	–
2020	2.73	3.11	3,334
2019	2.16	2.73	3,332
2018	2.33	2.16	1,676
2017	1.90	2.33	47,556
2016	1.71	1.90	51,891
2015	1.66	1.71	52,367
2014	1.54	1.66	55,149
2013	1.18	1.54	48,706
2012	1.02	1.18	41,904
Band 0
2021	$3.34	$4.08	–
2020	2.91	3.34	–
2019	2.29	2.91	95,550
2018	2.46	2.29	93,102
2017	2.00	2.46	76,776
2016	1.79	2.00	165,575
2015	1.73	1.79	774,064
2014	1.60	1.73	712,894
2013	1.22	1.60	958,957
2012	1.04	1.22	1,206,528
American Funds Fundamental Investors R4 Class – 06-214
Band 125
2021	$2.92	$3.53	3,243,369
2020	2.57	2.92	4,557,886
2019	2.04	2.57	5,027,662
2018	2.21	2.04	7,153,820
2017	1.82	2.21	8,129,104
2016	1.64	1.82	11,134,916
2015	1.60	1.64	12,115,475
2014	1.49	1.60	11,016,945
2013	1.15	1.49	11,100,364
2012	0.99	1.15	13,264,249

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds Fundamental Investors R6 Class – 06-CTV
Band 125
2021	$1.62	$1.97	8,273,563
2020	1.42	1.62	6,197,476
2019	1.13	1.42	6,368,262
2018	1.22	1.13	5,866,114
2017	1.00	1.22	3,374,450
American Funds Global Balanced Fund R6 Class – 06-3M9
Band 125
2021	$1.24	$1.34	381
2020	1.13	1.24	382
American Funds Inflation Linked Bond Fund R6 Class – 06-3G9
Band 125
2021	$1.20	$1.23	322,962
2020	1.06	1.20	270,567
2019	1.00	1.06	308
American Funds Intermediate Bond Fund of America R3 Class – 06-186
Band 125
2021	$1.18	$1.15	123,367
2020	1.12	1.18	142,520
2019	1.09	1.12	152,028
2018	1.09	1.09	141,933
2017	1.10	1.09	195,603
2016	1.10	1.10	323,540
2015	1.11	1.10	357,548
2014	1.11	1.11	598,858
2013	1.14	1.11	671,416
2012	1.13	1.14	616,914
Band 100
2021	$1.23	$1.20	167,556
2020	1.16	1.23	200,417
2019	1.12	1.16	358,258
2018	1.13	1.12	385,556
2017	1.13	1.13	463,594
2016	1.13	1.13	509,299
2015	1.14	1.13	156,962
2014	1.13	1.14	161,896
Band 0
2021	$1.43	$1.41	–
2020	1.33	1.43	–
2019	1.28	1.33	–
2018	1.27	1.28	–
2017	1.26	1.27	–
2016	1.25	1.26	–
2015	1.24	1.25	28,813
2014	1.23	1.24	56,798
2013	1.24	1.23	55,214
2012	1.22	1.24	35,590

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds Intermediate Bond Fund of America R4 Class – 06-209
Band 125
2021	$1.22	$1.20	405,459
2020	1.15	1.22	393,002
2019	1.12	1.15	252,038
2018	1.12	1.12	227,052
2017	1.12	1.12	181,609
2016	1.12	1.12	174,565
2015	1.13	1.12	222,520
2014	1.12	1.13	177,698
2013	1.15	1.12	1,846,472
2012	1.13	1.15	1,673,647
American Funds Intermediate Bond Fund of America R6 Class – 06-GKH
Band 125
2021	$1.10	$1.08	61,450
2020	1.03	1.10	51,372
2019	1.00	1.03	22,288
American Funds Intl Growth and Income Fund R6 Class – 06-3M4
Band 125
2021	$1.27	$1.38	1,695
American Funds Investment Company of America R6 Class – 06-3GH
Band 125
2021	$1.23	$1.53	172,580
2020	1.09	1.23	155,109
2019	0.88	1.09	149
American Funds New Perspective Fund R3 Class – 06-502
Band 125
2021	$2.82	$3.27	924,643
2020	2.15	2.82	948,128
2019	1.68	2.15	1,513,672
2018	1.81	1.68	1,758,514
2017	1.43	1.81	2,246,546
2016	1.43	1.43	2,302,949
2015	1.37	1.43	3,005,849
2014	1.35	1.37	2,851,298
2013	1.08	1.35	1,853,855
2012	0.91	1.08	533,804
Band 0
2021	$3.18	$3.73	–
2020	2.39	3.18	2,039
2019	1.85	2.39	1,279
2018	1.97	1.85	77,228
2017	1.53	1.97	63,117
2016	1.51	1.53	75,629
2015	1.44	1.51	356,639
2014	1.40	1.44	340,160

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds New Perspective Fund R4 Class – 06-503
Band 125
2021	$2.91	$3.38	3,171,831
2020	2.21	2.91	4,407,866
2019	1.72	2.21	3,346,339
2018	1.85	1.72	4,898,004
2017	1.45	1.85	5,352,200
2016	1.45	1.45	4,784,989
2015	1.39	1.45	4,473,503
2014	1.36	1.39	4,128,078
2013	1.09	1.36	2,805,857
2012	0.91	1.09	572,944
Band 0
2021	$3.27	$3.85	–
2020	2.45	3.27	–
2019	1.89	2.45	–
2018	2.01	1.89	–
2017	1.56	2.01	–
2016	1.53	1.56	370,725
2015	1.45	1.53	328,090
2014	1.41	1.45	189,029
2013	1.11	1.41	160,899
2012	0.92	1.11	100,207
American Funds New Perspective Fund R6 Class – 06-CTW
Band 125
2021	$2.01	$2.35	11,906,858
2020	1.52	2.01	9,366,909
2019	1.18	1.52	5,777,008
2018	1.27	1.18	3,911,519
2017	0.99	1.27	738,466
Band 0
2021	$2.12	$2.50	503,184
2020	1.58	2.12	515,353
2019	1.21	1.58	507,857
2018	1.28	1.21	625,991
2017	0.99	1.28	729,819
American Funds New World Fund R3 Class – 06-691
Band 125
2021	$1.97	$2.03	435,225
2020	1.60	1.97	471,591
2019	1.28	1.60	475,657
2018	1.48	1.28	547,756
2017	1.13	1.48	495,535
2016	1.11	1.13	421,671
2015	1.20	1.11	389,512
2014	1.26	1.20	280,147
2013	1.16	1.26	129,191
2012	1.00 (05/24/12)	1.16	685

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.19	$2.29	–
2020	1.76	2.19	–
2019	1.39	1.76	–
2018	1.59	1.39	–
2017	1.20	1.59	–
2016	1.16	1.20	–
2015	1.23	1.16	2,845
2014	1.29	1.23	1,378
American Funds New World Fund R4 Class – 06-689
Band 125
2021	$2.03	$2.10	1,479,625
2020	1.64	2.03	5,144,682
2019	1.30	1.64	7,567,057
2018	1.51	1.30	9,476,083
2017	1.15	1.51	12,352,994
2016	1.12	1.15	13,107,633
2015	1.21	1.12	10,325,286
2014	1.27	1.21	8,347,147
2013	1.17	1.27	2,575,655
2012	1.00 (05/24/12)	1.17	5,580
Band 0
2021	$2.26	$2.36	23,046
2020	1.81	2.26	18,607
2019	1.42	1.81	14,891
2018	1.61	1.42	13,660
2017	1.22	1.61	12,476
2016	1.17	1.22	8,521
2015	1.25	1.17	5,036
2014	1.29	1.25	2,141
American Funds New World Fund R6 Class – 06-CTX
Band 125
2021	$1.77	$1.84	6,493,850
2020	1.43	1.77	2,825,128
2019	1.13	1.43	3,725,548
2018	1.30	1.13	3,335,151
2017	0.99	1.30	973,158
Band 75
2021	$1.81	$1.89	106,975
2020	1.46	1.81	106,891
2019	1.15	1.46	106,393
2018	1.31	1.15	94,195

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds SMALLCAP World Fund R3 Class – 06-333
Band 125
2021	$2.36	$2.57	725,020
2020	1.75	2.36	849,239
2019	1.36	1.75	928,388
2018	1.53	1.36	1,077,415
2017	1.22	1.53	1,128,842
2016	1.17	1.22	1,158,304
2015	1.16	1.17	1,570,564
2014	1.16	1.16	1,499,396
2013	0.91	1.16	1,803,072
2012	0.76	0.91	1,650,612
Band 100
2021	$2.44	$2.66	80,354
2020	1.80	2.44	107,671
2019	1.39	1.80	137,463
2018	1.56	1.39	134,704
2017	1.25	1.56	180,056
2016	1.20	1.25	263,714
2015	1.18	1.20	292,591
2014	1.18	1.18	311,068
2013	0.92	1.18	16,699
2012	0.77	0.92	16,699
Band 0
2021	$2.79	$3.06	–
2020	2.03	2.79	33,537
2019	1.56	2.03	30,537
2018	1.73	1.56	29,755
2017	1.37	1.73	26,735
2016	1.30	1.37	24,857
2015	1.27	1.30	19,752
2014	1.25	1.27	14,375
2013	0.97	1.25	10,806
2012	0.80	0.97	9,386
American Funds SMALLCAP World Fund R4 Class – 06-332
Band 125
2021	$2.47	$2.69	526,039
2020	1.82	2.47	1,165,400
2019	1.41	1.82	1,308,246
2018	1.58	1.41	1,494,118
2017	1.26	1.58	1,001,243
2016	1.21	1.26	1,807,619
2015	1.19	1.21	1,803,698
2014	1.18	1.19	1,087,002
2013	0.93	1.18	891,579
2012	0.77	0.93	325,535

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds SMALLCAP World Fund R6 Class – 06-CTY
Band 125
2021	$1.96	$2.14	2,197,058
2020	1.44	1.96	1,396,611
2019	1.11	1.44	2,841,650
2018	1.24	1.11	2,536,935
2017	0.99	1.24	285,308
American Funds The Bond Fund of America R6 Class – 06-39V
Band 125
2021	$1.20	$1.18	22,908,575
2020	1.09	1.20	1,425,444
2019	1.02	1.09	1,042,687
American Funds The Growth Fund of America R3 Class – 06-179
Band 125
2021	$3.65	$4.29	3,648,674
2020	2.69	3.65	4,294,623
2019	2.13	2.69	5,230,628
2018	2.23	2.13	5,462,938
2017	1.80	2.23	7,494,925
2016	1.68	1.80	7,870,938
2015	1.62	1.68	8,695,683
2014	1.51	1.62	12,059,746
2013	1.15	1.51	15,844,563
2012	0.96	1.15	16,133,112
Band 100
2021	$3.79	$4.46	552,284
2020	2.79	3.79	586,766
2019	2.20	2.79	634,722
2018	2.30	2.20	703,085
2017	1.85	2.30	856,395
2016	1.73	1.85	932,545
2015	1.66	1.73	969,989
2014	1.54	1.66	862,387
2013	1.17	1.54	92,240
2012	0.98	1.17	102,043
Band 50
2021	$4.08	$4.83	–
2020	2.99	4.08	2,176
2019	2.35	2.99	2,508
2018	2.44	2.35	214
2017	1.95	2.44	214
2016	1.82	1.95	221
2015	1.74	1.82	173
2014	1.60	1.74	120
2013	1.21	1.60	63
2012	1.01	1.21	–

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$4.40	$5.24	–
2020	3.20	4.40	–
2019	2.51	3.20	422,907
2018	2.59	2.51	436,840
2017	2.06	2.59	406,356
2016	1.91	2.06	651,173
2015	1.82	1.91	736,512
2014	1.67	1.82	767,151
2013	1.25	1.67	1,094,119
2012	1.04	1.25	872,967
American Funds The Growth Fund of America R4 Class – 06-216
Band 125
2021	$3.64	$4.29	6,057,556
2020	2.68	3.64	6,971,292
2019	2.12	2.68	8,082,468
2018	2.21	2.12	12,042,214
2017	1.77	2.21	15,274,303
2016	1.66	1.77	17,563,781
2015	1.59	1.66	18,925,617
2014	1.48	1.59	19,109,846
2013	1.12	1.48	20,772,463
2012	0.94	1.12	21,046,395
Band 0
2021	$4.35	$5.19	–
2020	3.16	4.35	–
2019	2.46	3.16	–
2018	2.54	2.46	–
2017	2.01	2.54	–
2016	1.86	2.01	–
2015	1.76	1.86	4,674,744
2014	1.61	1.76	5,015,535
2013	1.21	1.61	5,449,490
2012	1.00	1.21	6,069,619
American Funds The Growth Fund of America R6 Class – 06-CVC
Band 125
2021	$2.06	$2.43	18,289,404
2020	1.51	2.06	21,540,897
2019	1.19	1.51	22,982,799
2018	1.23	1.19	23,383,033
2017	0.99	1.23	11,242,937
Band 75
2021	$2.10	$2.49	1,105,757
2020	1.53	2.10	1,313,600
2019	1.20	1.53	1,436,338
2018	1.24	1.20	1,735,204

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.16	$2.59	2,974,505
2020	1.57	2.16	3,591,591
2019	1.22	1.57	3,480,481
2018	1.25	1.22	3,587,701
American Funds The Income Fund of America R4 Class – 06-3MN
Band 125
2021	$1.17	$1.36	128,074
2020	1.13	1.17	123,626
American Funds The Income Fund of America R6 Class – 06-3M7
Band 125
2021	$1.18	$1.37	41,438
2020	1.13	1.18	23,592
2019	0.96	1.13	12,738
American Funds The New Economy Fund R6 Class – 06-3KY
Band 125
2021	$1.54	$1.71	133,044
2020	1.16	1.54	121,053
2019	0.93	1.16	52,227
American Funds U.S. Government Securities Fund R6 Class – 06-3TK
Band 125
2021	$1.13	$1.11	120,864
American Funds Washington Mutual Investors Fund R3 Class – 06-449
Band 125
2021	$3.03	$3.83	1,024,164
2020	2.85	3.03	1,448,909
2019	2.31	2.85	2,085,008
2018	2.42	2.31	2,065,887
2017	2.04	2.42	2,272,503
2016	1.83	2.04	2,150,010
2015	1.86	1.83	2,283,608
2014	1.70	1.86	1,683,579
2013	1.31	1.70	1,319,491
2012	1.19	1.31	819,793
Band 0
2021	$3.47	$4.45	–
2020	3.23	3.47	39,301
2019	2.59	3.23	244,207
2018	2.67	2.59	473,513
2017	2.23	2.67	256,644
2016	1.98	2.23	265,598
2015	1.99	1.98	268,855
2014	1.79	1.99	242,423
2013	1.36	1.79	69,699
2012	1.22	1.36	53,872

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds Washington Mutual Investors Fund R4 Class – 06-448
Band 125
2021	$3.13	$3.97	4,960,129
2020	2.94	3.13	12,017,969
2019	2.37	2.94	14,263,712
2018	2.48	2.37	11,600,282
2017	2.09	2.48	13,373,211
2016	1.87	2.09	14,858,754
2015	1.89	1.87	8,685,941
2014	1.73	1.89	3,299,660
2013	1.32	1.73	2,622,234
2012	1.19	1.32	1,346,107
Band 0
2021	$3.59	$4.61	121,543
2020	3.33	3.59	105,121
2019	2.66	3.33	1,681,930
2018	2.74	2.66	2,051,325
2017	2.28	2.74	2,129,239
2016	2.01	2.28	2,391,129
2015	2.02	2.01	29,774
2014	1.81	2.02	991
American Funds Washington Mutual Investors Fund R6 Class – 06-CVF
Band 125
2021	$1.52	$1.93	11,820,094
2020	1.42	1.52	13,769,841
2019	1.14	1.42	11,602,002
2018	1.19	1.14	10,498,658
2017	1.00	1.19	2,720,799
AMG Renaissance Large Cap Growth Fund N Class – 06-FXW
Band 125
2021	$1.61	$2.07	36,522
2020	1.32	1.61	38,060
2019	0.99	1.32	38,068
2018	1.08	0.99	40,279
2017	1.00 (07/21/17)	1.08	42,389
Band 100
2021	$1.62	$2.09	1,397
2020	1.33	1.62	1,342
2019	0.99	1.33	2,977
2018	1.08	0.99	3,218
2017	1.00 (07/21/17)	1.08	2,639
AMG GW&K Small Mid Cap Inst Class – 06-4TG
Band 125
2021	$1.00 (02/19/21)	$1.16	11,442
AMG GW&K Small Mid Cap N Class – 06-4TH
Band 100
2021	$1.00 (02/19/21)	$1.16	43

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AQR Large Cap Multi-Style Fund N Class – 06-CCC
Band 125
2021	$1.50	$1.88	23,403
2020	1.33	1.50	26,680
2019	1.08	1.33	24,783
2018	1.23	1.08	23,263
2017	1.01	1.23	80,591
2016	0.96	1.01	76,114
Ariel Appreciation Fund Investor Class – 06-335
Band 125
2021	$3.11	$3.86	45,563
2020	2.93	3.11	46,304
2019	2.38	2.93	50,811
2018	2.80	2.38	46,385
2017	2.47	2.80	247,702
2016	2.22	2.47	314,915
2015	2.39	2.22	721,982
2014	2.24	2.39	938,021
2013	1.55	2.24	701,891
2012	1.32	1.55	415,119
Band 0
2021	$3.92	$4.93	–
2020	3.65	3.92	–
2019	2.93	3.65	–
2018	3.40	2.93	–
2017	2.96	3.40	–
2016	2.63	2.96	–
2015	2.80	2.63	116,636
2014	2.59	2.80	89,122
2013	1.77	2.59	91,897
Ariel Fund Investor Class – 06-330
Band 125
2021	$3.21	$4.14	19,814
2020	2.96	3.21	17,806
2019	2.40	2.96	148,939
2018	2.82	2.40	145,601
2017	2.46	2.82	81,535
2016	2.16	2.46	361,073
2015	2.28	2.16	513,529
2014	2.08	2.28	517,051
2013	1.46	2.08	496,406
2012	1.22	1.46	679,774
Ariel International Fund Investor Class – 06-CKV
Band 125
2021	$1.20	$1.23	–
2020	1.13	1.20	–
2019	1.02	1.13	–
2018	1.14	1.02	139,525

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Ave Maria Growth Fund – 06-082
Band 125
2021	$2.20	$2.56	139,440
2020	1.88	2.20	120,440
2019	1.39	1.88	95,467
2018	1.43	1.39	78,789
2017	1.14	1.43	26,409
2016	1.03	1.14	204,970
2015	1.07	1.03	177,733
2014	1.00 (06/26/14)	1.07	154,425
Ave Maria Rising Dividend Fund – 06-084
Band 125
2021	$1.55	$1.92	156,830
2020	1.48	1.55	154,506
2019	1.17	1.48	169,070
2018	1.25	1.17	142,598
2017	1.08	1.25	133,749
2016	0.95	1.08	403,049
2015	1.02	0.95	370,825
2014	1.00 (06/26/14)	1.02	329,544
Ave Maria Value Fund – 06-081
Band 125
2021	$1.21	$1.49	41,414
2020	1.15	1.21	33,305
2019	0.97	1.15	22,062
2018	1.08	0.97	19,169
2017	0.93	1.08	7,689
2016	0.80	0.93	216,476
2015	0.99	0.80	262,841
2014	1.00 (06/26/14)	0.99	123,096
Ave Maria World Equity Fund – 06-085
Band 125
2021	$1.26	$1.51	37,568
2020	1.28	1.26	33,180
2019	1.01	1.28	10,379
2018	1.13	1.01	12,600
2017	0.97	1.13	5,665
2016	0.90	0.97	66,458
2015	0.96	0.90	82,801
2014	1.00 (06/26/14)	0.96	71,978
Baron Emerging Markets Fund R6 Class – 06-3J9
Band 125
2021	$1.39	$1.29	8,724
2020	1.09	1.39	6,559

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl – 06-529
Band 125
2021	$4.86	$4.97	46,400
2020	3.69	4.86	75,153
2019	2.79	3.69	82,015
2018	2.97	2.79	72,228
2017	2.62	2.97	8,067
2016	2.34	2.62	8,633
2015	2.46	2.34	50,272
2014	2.44	2.46	58,232
2013	1.70	2.44	461,199
2012	1.55	1.70	796,062
BlackRock Equity Dividend Fund Institutional Class – 06-587
Band 125
2021	$2.22	$2.64	774,045
2020	2.17	2.22	159,132
2019	1.72	2.17	405,883
2018	1.88	1.72	425,103
2017	1.63	1.88	578,046
2016	1.42	1.63	569,243
2015	1.44	1.42	678,493
2014	1.33	1.44	5,732,207
2013	1.08	1.33	3,328,948
2012	1.00 (05/24/12)	1.08	117,902
BlackRock Equity Dividend Fund K Class – 06-FRW
Band 125
2021	$1.30	$1.55	379,384
2020	1.27	1.30	352,068
2019	1.01	1.27	375,507
2018	1.10	1.01	449,173
BlackRock Global Allocation Fund Institutional Class – 06-528
Band 125
2021	$2.25	$2.38	706,247
2020	1.88	2.25	722,300
2019	1.62	1.88	794,761
2018	1.78	1.62	855,124
2017	1.58	1.78	1,123,830
2016	1.54	1.58	1,910,238
2015	1.57	1.54	1,761,910
2014	1.56	1.57	1,621,893
2013	1.37	1.56	953,938
2012	1.26	1.37	664,775
BlackRock Global Allocation Fund K Class – 06-FRX
Band 125
2021	$1.33	$1.41	1,662,158
2020	1.11	1.33	1,367,183
2019	0.96	1.11	1,267,488
2018	1.05	0.96	1,384,220
2017	1.00 (06/22/17)	1.05	1,151,758

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock Global Allocation Fund R Class – 06-527
Band 125
2021	$2.10	$2.20	1,016,820
2020	1.77	2.10	1,201,450
2019	1.53	1.77	1,160,764
2018	1.68	1.53	1,364,251
2017	1.51	1.68	1,299,824
2016	1.48	1.51	1,856,892
2015	1.52	1.48	2,255,417
2014	1.51	1.52	2,655,626
2013	1.34	1.51	2,500,872
2012	1.24	1.34	2,098,214
Band 100
2021	$2.16	$2.27	90,957
2020	1.81	2.16	84,213
2019	1.57	1.81	83,943
2018	1.72	1.57	90,241
2017	1.54	1.72	111,417
2016	1.50	1.54	189,248
2015	1.54	1.50	148,480
2014	1.53	1.54	148,189
Band 0
2021	$2.43	$2.58	–
2020	2.02	2.43	–
2019	1.73	2.02	–
2018	1.88	1.73	–
2017	1.66	1.88	–
2016	1.61	1.66	–
2015	1.63	1.61	295,936
2014	1.60	1.63	277,118
2013	1.41	1.60	269,595
2012	1.28	1.41	251,336
BlackRock Global Dividend Portfolio K Class – 06-CVH
Band 125
2021	$1.36	$1.58	–
2020	1.28	1.36	–
2019	1.06	1.28	7,478
2018	1.20	1.06	5,670
BlackRock GNMA Inv A Class – 06-4WH
Band 125
2021	$1.00 (05/06/21)	$0.98	712,295
BlackRock Health Sciences Opportunities Portfolio Institutional Class – 06-CGM
Band 125
2021	$1.86	$2.06	271,322
2020	1.57	1.86	1,596,002
2019	1.27	1.57	1,292,510
2018	1.18	1.27	389,046
2017	0.96	1.18	203,875
2016	1.03	0.96	70,549

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock Health Sciences Opportunities Portfolio K Class – 06-CVJ
Band 125
2021	$1.96	$2.18	1,603,975
2020	1.66	1.96	340,859
2019	1.34	1.66	252,142
2018	1.25	1.34	102,207
2017	1.01	1.25	14,152
BlackRock Health Sciences Opportunities Portfolio R Class – 06-CGN
Band 125
2021	$1.80	$1.98	98,840
2020	1.53	1.80	89,853
2019	1.24	1.53	52,377
2018	1.17	1.24	14,958
2017	0.95	1.17	11,736
Band 100
2021	$1.83	$2.01	7,684
2020	1.55	1.83	8,067
2019	1.25	1.55	8,432
2018	1.18	1.25	8,789
2017	0.95	1.18	9,252
2016	1.03	0.95	9,628
BlackRock High Yield Bond Portfolio K Class – 06-33K
Band 125
2021	$1.15	$1.21	2,407,735
2020	1.10	1.15	1,159,054
2019	0.97	1.10	1,146,629
2018	1.00 (02/22/18)	0.97	218,121
BlackRock High Yield Bond Portfolio R Class – 06-CHR
Band 125
2021	$1.30	$1.35	18,608
2020	1.25	1.30	20,527
2019	1.10	1.25	16,981
2018	1.16	1.10	14,718
2017	1.09	1.16	756
BlackRock High Yield Bond Portfolio Service Class – 06-CHP
Band 125
2021	$1.32	$1.37	58,525
2020	1.27	1.32	55,867
2019	1.11	1.27	74,621
2018	1.16	1.11	7,158
2017	1.09	1.16	463
2016	0.97	1.09	333
BlackRock Inflation Protected Bond Fund K Class – 06-3N3
Band 125
2021	$1.19	$1.24	13,190
2020	1.08	1.19	7,424
BlackRock LifePath Index 2025 Fund K Class – 06-CVM
Band 125
2021	$1.38	$1.49	2,934,857
2020	1.24	1.38	1,436,131

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock LifePath Index 2030 Fund K Class – 06-CVN
Band 125
2021	$1.43	$1.57	2,857,897
2020	1.28	1.43	869,481
BlackRock LifePath Index 2035 Fund K Class – 06-CVP
Band 125
2021	$1.47	$1.65	995,197
2020	1.31	1.47	292,111
BlackRock LifePath Index 2040 Fund K Class – 06-CVR
Band 125
2021	$1.51	$1.73	3,505,039
2020	1.34	1.51	1,110,577
BlackRock LifePath Index 2045 Fund K Class – 06-CVT
Band 125
2021	$1.53	$1.78	1,175,470
2020	1.35	1.53	281,166
BlackRock LifePath Index 2050 Fund K Class – 06-CVV
Band 125
2021	$1.55	$1.81	1,389,260
2020	1.36	1.55	237,181
BlackRock LifePath Index 2055 Fund K Class – 06-CVW
Band 125
2021	$1.55	$1.82	1,104,345
2020	1.36	1.55	345,787
BlackRock LifePath Index 2060 Fund K Class – 06-CVX
Band 125
2021	$1.55	$1.81	467,265
2020	1.36	1.55	68,742
BlackRock LifePath Index 2065 Fund Retirement Class – 06-4H3
Band 125
2021	$1.12	$1.31	11,076
2020	1.00 (02/21/20)	1.12	294
BlackRock LifePath Index Retirement Fund K Class – 06-CVY
Band 125
2021	$1.32	$1.39	965,510
2020	1.19	1.32	609,544
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class – 06-GHG
Band 125
2021	$1.97	$2.22	3,042,168
2020	1.36	1.97	1,665,960
2019	1.01	1.36	1,210,395
2018	1.00	1.01	246,954
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class – 06-GHH
Band 125
2021	$1.97	$2.23	4,991,591
2020	1.36	1.97	3,269,863
2019	1.01	1.36	1,301,154
2018	1.00	1.01	479,284

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class – 06-GHJ
Band 125
2021	$1.93	$2.18	339,172
2020	1.35	1.93	262,119
2019	1.01	1.35	92,012
2018	1.00	1.01	5,774
Band 0
2021	$2.01	$2.29	–
2020	1.38	2.01	58,397
2019	1.02	1.38	43,932
BlackRock Multi-Asset Income Fund A Class – 06-FRY
Band 125
2021	$1.15	$1.22	–
2020	1.10	1.15	5,737,234
2019	0.98	1.10	5,209,734
2018	1.03	0.98	10,531,632
BlackRock Multi-Asset Income Fund K Class – 06-FTF
Band 125
2021	$1.16	$1.23	1
2020	1.11	1.16	247,080
2019	0.98	1.11	225,127
BlackRock Strategic Income Opportunities Portfolio A Class – 06-FTG
Band 125
2021	$1.11	$1.11	890,695
2020	1.06	1.11	5,978,520
2019	0.99	1.06	4,794,376
2018	1.02	0.99	10,985,390
BlackRock Strategic Income Opportunities Portfolio K Class – 06-FTH
Band 125
2021	$1.13	$1.13	13,027,964
2020	1.07	1.13	340,960
2019	1.00	1.07	359,162
2018	1.02	1.00	81,572
BlackRock Total Return Fund A Class – 06-093
Band 125
2021	$1.15	$1.12	120,662
2020	1.07	1.15	120,931
2019	0.99	1.07	123,751
2018	1.02	0.99	1,139,251
2017	0.99	1.02	1,300,270
2016	0.97	0.99	1,243,760
2015	1.00 (01/15/15)	0.97	865,032
BlackRock Total Return Fund K Class – 06-CWC
Band 125
2021	$1.18	$1.16	4,799,249
2020	1.10	1.18	5,246,337
2019	1.01	1.10	3,134,766
2018	1.03	1.01	1,680,241
2017	1.00	1.03	591,820

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock Total Return Fund R Class – 06-901
Band 125
2021	$1.13	$1.10	126,321
2020	1.06	1.13	196,005
2019	0.98	1.06	184,691
2018	1.01	0.98	192,995
2017	0.99	1.01	177,150
2016	0.97	0.99	116,944
BMO Aggressive Allocation Fund R6 Class – 06-FNH
Band 125
2021	$1.51	$1.81	1,141,640
2020	1.34	1.51	1,141,462
2019	1.09	1.34	1,209,273
2018	1.20	1.09	1,212,767
2017	0.99	1.20	1,167,245
BMO Balanced Allocation Fund R6 Class – 06-FNJ
Band 125
2021	$1.36	$1.52	1,312,660
2020	1.23	1.36	1,906,378
2019	1.05	1.23	2,047,256
2018	1.13	1.05	2,967,288
2017	1.00	1.13	198,938
BMO Conservative Allocation Fund R6 Class – 06-FNK
Band 125
2021	$1.21	$1.24	71,843
2020	1.12	1.21	128,456
2019	1.01	1.12	90,966
2018	1.06	1.01	85,859
2017	1.00	1.06	55,286
BMO Conservative Allocation Fund Y Class – 06-FNW
Band 125
2021	$1.19	$1.22	9,782
BMO Growth Allocation Fund R6 Class – 06-FNM
Band 125
2021	$1.43	$1.67	4
2020	1.28	1.43	210,532
2019	1.07	1.28	199,624
2018	1.17	1.07	192,116
BMO Large-Cap Growth Fund R6 Class – 06-33F
Band 125
2021	$1.53	$1.91	233,405
2020	1.20	1.53	225,058
2019	0.95	1.20	215,568
BMO Large-Cap Growth Fund Y Class – 06-33H
Band 125
2021	$1.51	$1.88	118,902
2020	1.19	1.51	157,236
2019	0.94	1.19	290,207

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BMO Mid-Cap Growth Fund A Class – 06-FRG
Band 125
2021	$1.72	$2.12	20,443
2020	1.36	1.72	21,163
2019	1.08	1.36	218,034
2018	1.14	1.08	233,128
2017	1.00 (05/16/17)	1.14	250,470
Band 100
2021	$1.74	$2.15	17,752
2020	1.37	1.74	17,969
2019	1.08	1.37	18,271
2018	1.14	1.08	21,677
2017	1.00 (05/16/17)	1.14	21,714
BMO Mid-Cap Value Fund A Class – 06-FRF
Band 125
2021	$1.10	$1.46	21,632
2020	1.11	1.10	257,923
2019	0.93	1.11	310,220
2018	1.12	0.93	448,125
2017	1.00 (05/16/17)	1.12	434,468
Band 100
2021	$1.11	$1.48	98,948
2020	1.12	1.11	102,023
2019	0.94	1.12	143,081
2018	1.12	0.94	148,948
2017	1.00 (05/16/17)	1.12	158,296
BMO Moderate Allocation Fund R6 Class – 06-FNN
Band 125
2021	$1.29	$1.39	636,072
2020	1.17	1.29	1,011,105
2019	1.03	1.17	992,090
2018	1.10	1.03	961,515
2017	1.00	1.10	724,724
BMO Small-Cap Growth Fund A Class – 06-FRH
Band 125
2021	$1.50	$1.70	175,545
2020	1.22	1.50	205,527
2019	1.00	1.22	495,958
2018	1.11	1.00	791,470
2017	1.00 (05/26/17)	1.11	978,692
Band 100
2021	$1.51	$1.72	216,522
2020	1.23	1.51	266,845
2019	1.01	1.23	296,604
2018	1.12	1.01	312,541
2017	1.00 (05/26/17)	1.12	352,352

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2021	$1.54	$1.76	–
2020	1.25	1.54	51,370
2019	1.02	1.25	51,370
2018	1.12	1.02	212,956
2017	1.00 (05/26/17)	1.12	224,026
Calvert Equity Portfolio A Class – 06-345
Band 125
2021	$4.44	$5.65	513,185
2020	3.62	4.44	586,334
2019	2.68	3.62	683,334
2018	2.59	2.68	656,805
2017	2.08	2.59	808,354
2016	2.06	2.08	918,300
2015	2.01	2.06	1,069,458
2014	1.84	2.01	1,575,819
2013	1.43	1.84	1,694,947
2012	1.25	1.43	1,664,504
Band 100
2021	$4.64	$5.92	9,819
2020	3.77	4.64	10,097
2019	2.79	3.77	21,858
2018	2.68	2.79	21,044
2017	2.15	2.68	21,193
2016	2.13	2.15	28,388
2015	2.07	2.13	31,165
2014	1.88	2.07	30,242
2013	1.46	1.88	261
Band 50
2021	$5.05	$6.48	–
2020	4.09	5.05	–
2019	3.01	4.09	–
2018	2.88	3.01	–
2017	2.30	2.88	31,764
2016	2.26	2.30	33,251
2015	2.19	2.26	35,638
2014	1.98	2.19	37,779
2013	1.53	1.98	2,734
2012	1.33	1.53	2,307
Band 0
2021	$5.60	$7.22	–
2020	4.51	5.60	–
2019	3.30	4.51	–
2018	3.14	3.30	–
2017	2.50	3.14	–
2016	2.44	2.50	–
2015	2.36	2.44	92,101
2014	2.12	2.36	136,469
2013	1.63	2.12	137,397
2012	1.41	1.63	227,016

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Calvert Income Fund A Class – 06-340
Band 125
2021	$1.88	$1.88	466,403
2020	1.76	1.88	370,963
2019	1.55	1.76	314,634
2018	1.62	1.55	280,499
2017	1.54	1.62	294,678
2016	1.48	1.54	424,522
2015	1.52	1.48	482,272
2014	1.46	1.52	570,198
2013	1.49	1.46	687,500
2012	1.38	1.49	772,035
Calvert Small Cap Fund A Class – 06-516
Band 125
2021	$2.88	$3.41	193,164
2020	2.55	2.88	173,029
2019	2.05	2.55	100,607
2018	2.22	2.05	75,400
2017	1.99	2.22	68,959
2016	1.68	1.99	100,565
2015	1.72	1.68	114,292
2014	1.63	1.72	208,315
2013	1.17	1.63	158,931
2012	1.03	1.17	161,347
Calvert Small Cap R6 Class – 06-4FN
Band 125
2021	$1.17	$1.39	20,569
Calvert US Large Cap Core Responsible Index Fund R6 Class – 06-3FX
Band 125
2021	$1.45	$1.80	156,184
2020	1.16	1.45	105,159
2019	0.89	1.16	1,102
Calvert VP SRI Mid Cap Growth Portfolio – 06-520
Band 125
2021	$6.10	$6.92	975,893
2020	5.50	6.10	1,070,435
2019	4.24	5.50	1,219,341
2018	4.49	4.24	1,345,014
2017	4.07	4.49	1,669,946
2016	3.85	4.07	2,010,639
2015	4.03	3.85	2,432,245
2014	3.77	4.03	2,160,445
2013	2.94	3.77	2,665,181
2012	2.55	2.94	2,170,571
Band 100
2021	$6.36	$7.25	25,158
2020	5.73	6.36	25,428
2019	4.40	5.73	25,523
2018	4.65	4.40	26,886
2017	4.21	4.65	42,532
2016	3.97	4.21	40,095
2015	4.14	3.97	78,341
2014	3.87	4.14	50,723

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$8.41	$9.68	–
2020	7.49	8.41	–
2019	5.70	7.49	–
2018	5.97	5.70	3,392
2017	5.35	5.97	2,079
2016	4.98	5.35	3,038
Knights of Columbus Core Bond Institutional Class – 06-FRN
Band 125
2021	$1.13	$1.11	115,906
2020	1.07	1.13	108,718
2019	0.98	1.07	66,599
Knights of Columbus Lg Gr Institutional Class – 06-FRR
Band 125
2021	$1.78	$2.10	86,362
2020	1.35	1.78	83,094
2019	1.04	1.35	47,625
ClearBridge Aggressive Growth Fund FI Class – 06-711
Band 125
2021	$2.54	$2.70	–
2020	2.15	2.54	–
2019	1.75	2.15	–
2018	1.93	1.75	33,310
2017	1.71	1.93	171,382
2016	1.64	1.71	1,203,797
2015	1.73	1.64	4,455,089
2014	1.53	1.73	4,014,024
2013	1.07	1.53	2,288,855
ClearBridge Aggressive Growth Fund R Class – 06-716
Band 125
2021	$2.48	$2.63	–
2020	2.11	2.48	–
2019	1.72	2.11	4,922
2018	1.90	1.72	7,481
2017	1.69	1.90	29,065
2016	1.63	1.69	377,808
2015	1.73	1.63	551,378
2014	1.53	1.73	20,749
Band 0
2021	$2.75	$2.95	–
2020	2.31	2.75	–
2019	1.86	2.31	–
2018	2.03	1.86	–
2017	1.78	2.03	–
2016	1.69	1.78	–
2015	1.77	1.69	154,610
2014	1.55	1.77	144,902
2013	1.08	1.55	112,875

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
ClearBridge Appreciation Fund FI Class – 06-712
Band 125
2021	$2.60	$3.17	64,391
2020	2.30	2.60	75,855
2019	1.80	2.30	421,981
2018	1.86	1.80	408,797
2017	1.58	1.86	417,784
2016	1.46	1.58	714,483
2015	1.46	1.46	343,412
2014	1.34	1.46	107,991
2013	1.05	1.34	105,737
ClearBridge Appreciation Fund IS Class – 06-3G6
Band 125
2021	$1.34	$1.64	5,620,639
2020	1.18	1.34	5,728,107
2019	0.92	1.18	5,550,362
ClearBridge Appreciation Fund R Class – 06-717
Band 125
2021	$2.54	$3.09	5,217
2020	2.25	2.54	6,669
2019	1.76	2.25	–
2018	1.83	1.76	–
2017	1.56	1.83	36,718
2016	1.45	1.56	29,956
2015	1.45	1.45	27,363
2014	1.33	1.45	4,524
2013	1.05	1.33	208,277
ClearBridge International Growth Fund IS Class – 06-3XJ
Band 125
2021	$1.40	$1.44	175,253
2020	1.13	1.40	99,950
2019	1.00 (05/24/19)	1.13	77,642
ClearBridge International Value Fund IS Class – 06-GJT
Band 125
2021	$0.89	$1.02	–
2020	0.90	0.89	–
2019	0.79	0.90	–
2018	1.03	0.79	350,983
ClearBridge Large Cap Growth Fund A Class – 06-GJV
Band 125
2021	$1.71	$2.05	20,055
2020	1.32	1.71	17,820
2019	1.02	1.32	15,577
2018	1.03	1.02	8,363
ClearBridge Large Cap Growth Fund IS Class – 06-GJW
Band 125
2021	$1.73	$2.08	1,186,245
2020	1.33	1.73	1,090,086
2019	1.02	1.33	903

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
ClearBridge Large Cap Growth Fund R Class – 06-GJX
Band 125
2021	$1.69	$2.03	213,917
2020	1.31	1.69	415,485
2019	1.01	1.31	539,748
ClearBridge Mid Cap I Class – 06-47N
Band 125
2021	$1.26	$1.61	40,776
ClearBridge Sustainability Leaders Fund IS Class – 06-3XF
Band 125
2021	$1.60	$1.97	763,789
Cohen & Steers Real Estate Securities Fund, Inc. Z Class – 06-3KT
Band 125
2021	$1.16	$1.63	620,374
2020	1.20	1.16	355,568
2019	0.92	1.20	80,745
Cohen & Steers Realty Shares Fund – 06-3KV
Band 125
2021	$1.16	$1.63	21,624
Columbia Acorn International Fund A Class – 06-693
Band 125
2021	$1.91	$2.13	20,328
2020	1.69	1.91	14,294
2019	1.32	1.69	12,125
2018	1.59	1.32	13,735
2017	1.22	1.59	11,235
2016	1.27	1.22	10,646
2015	1.31	1.27	27,208
2014	1.39	1.31	36,407
2013	1.15	1.39	11,386
2012	1.00 (05/24/12)	1.15	563
Columbia Acorn International Fund Advisor Class – 06-863
Band 125
2021	$1.60	$1.78	658
2020	1.41	1.60	1,039
2019	1.10	1.41	738
2018	1.32	1.10	2,998
2017	1.01	1.32	2,759
2016	1.05	1.01	981
2015	1.08	1.05	536
2014	1.14	1.08	71
2013	1.00 (03/14/13)	1.14	247

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Acorn International Fund Institutional Class – 06-692
Band 125
2021	$1.96	$2.18	2
2020	1.72	1.96	747
2019	1.34	1.72	2,813
2018	1.62	1.34	2,645
2017	1.24	1.62	25,434
2016	1.28	1.24	34,931
2015	1.32	1.28	33,953
2014	1.39	1.32	34,415
2013	1.15	1.39	31,946
2012	1.00 (05/24/12)	1.15	10,679
Columbia Acorn International Fund Institutional 3 Class – 06-CWF
Band 125
2021	$1.59	$1.78	29,830
Columbia Contrarian Core Fund A Class – 06-902
Band 125
2021	$1.92	$2.35	14,192
2020	1.59	1.92	12,751
2019	1.22	1.59	206,992
2018	1.36	1.22	200,453
2017	1.13	1.36	308,395
2016	1.06	1.13	217,808
2015	1.00 (01/15/15)	1.06	155,096
Band 0
2021	$2.07	$2.57	–
2020	1.70	2.07	–
2019	1.28	1.70	–
2018	1.41	1.28	166,657
2017	1.16	1.41	161,173
2016	1.07	1.16	168,206
Columbia Contrarian Core Fund Advisor Class – 06-095
Band 125
2021	$1.95	$2.39	11,628
2020	1.61	1.95	29,919
2019	1.23	1.61	40,079
2018	1.37	1.23	236,597
2017	1.14	1.37	358,092
2016	1.06	1.14	216,169
Columbia Dividend Income Fund A Class – 06-903
Band 125
2021	$1.68	$2.09	256,180
2020	1.58	1.68	225,323
2019	1.25	1.58	164,344
2018	1.33	1.25	135,104
2017	1.12	1.33	154,166
2016	1.00	1.12	153,269

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Dividend Income Fund Advisor Class – 06-096
Band 125
2021	$1.71	$2.13	1,605,690
2020	1.60	1.71	833,775
2019	1.27	1.60	747,845
2018	1.34	1.27	724,671
2017	1.12	1.34	602,442
2016	1.00	1.12	5,861,699
2015	1.01	1.00	4,949,853
Columbia Dividend Income I3 Class – 06-4FK
Band 125
2021	$1.13	$1.42	2,800,130
2020	1.06	1.13	1,914
Columbia Emerging Markets Bond Fund A Class – 06-438
Band 125
2021	$1.41	$1.35	66,595
2020	1.33	1.41	60,884
2019	1.20	1.33	59,361
2018	1.32	1.20	61,388
2017	1.19	1.32	65,082
2016	1.08	1.19	61,121
2015	1.11	1.08	31,428
2014	1.11	1.11	13,146
2013	1.21	1.11	48,556
2012	1.01	1.21	1,398
Band 100
2021	$1.44	$1.39	10,160
2020	1.35	1.44	14,191
2019	1.22	1.35	15,267
2018	1.34	1.22	16,196
2017	1.21	1.34	21,202
2016	1.09	1.21	89,941
2015	1.11	1.09	34,963
2014	1.11	1.11	48,148
2013	1.21	1.11	85
Columbia Emerging Markets Bond Fund Institutional 3 Class – 06-CWG
Band 125
2021	$1.21	$1.17	226,383
2020	1.14	1.21	201,443
2019	1.02	1.14	186,397
2018	1.12	1.02	161,570
2017	1.01	1.12	155,003
Columbia Mid Cap Index Fund A Class – 06-334
Band 125
2021	$2.62	$3.22	6,342,706
2020	2.35	2.62	10,348,490
2019	1.89	2.35	11,862,103
2018	2.17	1.89	14,675,150
2017	1.90	2.17	17,844,196
2016	1.60	1.90	15,537,033
2015	1.66	1.60	12,710,201
2014	1.54	1.66	11,442,699
2013	1.17	1.54	9,286,812
2012	1.01	1.17	6,729,162

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$3.09	$3.84	19,369
2020	2.73	3.09	15,702
2019	2.17	2.73	569,948
2018	2.46	2.17	583,640
2017	2.13	2.46	569,554
2016	1.77	2.13	828,081
2015	1.82	1.77	709,559
2014	1.66	1.82	617,446
2013	1.25	1.66	546,735
2012	1.07	1.25	424,448
Columbia Select Glbl Equity Advisor Class – 06-4NM
Band 125
2021	$1.21	$1.47	–
2020	1.00 (06/26/20)	1.21	6,095
Columbia Select Mid Cap Value Fund Advisor Class – 06-098
Band 125
2021	$1.46	$1.90	484,049
2020	1.38	1.46	391,514
2019	1.06	1.38	345,834
2018	1.24	1.06	308,648
2017	1.10	1.24	264,383
2016	0.98	1.10	106,508
2015	1.00 (01/15/15)	0.98	93,905
Columbia Overseas Value Fund A Class – 06-FTM
Band 125
2021	$1.10	$1.21	82,714
2020	1.12	1.10	48,602
2019	0.93	1.12	20,457
Band 0
2021	$1.15	$1.28	–
2020	1.16	1.15	87,736
2019	0.95	1.16	70,913
Columbia Overseas Value Fund Advisor Class – 06-FTN
Band 125
2021	$1.11	$1.22	4,971,703
2020	1.13	1.11	17,168,665
2019	0.93	1.13	20,093,277
2018	1.13	0.93	963,515
Columbia Overseas Value Fund Institutional 3 Class – 06-FTP
Band 125
2021	$1.12	$1.23	17,672,144
2020	1.13	1.12	1,339,226
2019	0.94	1.13	1,358,572
2018	1.13	0.94	29,600
Columbia Quality Income Fund Institutional 3 Class – 06-FTT
Band 125
2021	$4.47	$4.42	47,046
2020	4.26	4.47	41,007
2019	4.03	4.26	843,678
2018	4.00	4.03	58

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Quality Income Fund A Class – 06-914
Band 125
2021	$4.49	$4.43	3,749
2020	4.30	4.49	37,413
2019	4.08	4.30	260,541
2018	4.07	4.08	286,795
2017	4.01	4.07	246,155
2016	3.97	4.01	325,530
Columbia Quality Income Fund Advisor Class – 06-947
Band 125
2021	$4.56	$4.51	10,633
2020	4.36	4.56	21,390
2019	4.13	4.36	184,623
2018	4.10	4.13	257,012
2017	4.03	4.10	203,302
2016	3.99	4.03	63,141
Columbia Select Large Cap Value Fund A Class – 06-912
Band 125
2021	$1.57	$1.96	16,094
2020	1.50	1.57	17,908
2019	1.20	1.50	17,273
2018	1.39	1.20	56,365
2017	1.17	1.39	–
2016	0.98	1.17	1,776
2015	1.00 (01/15/15)	0.98	220
Columbia Select Large Cap Value Fund Advisor Class – 06-099
Band 125
2021	$1.60	$2.00	125,524
2020	1.52	1.60	115,602
2019	1.21	1.52	120,716
2018	1.40	1.21	3,828,188
2017	1.17	1.40	12,436,691
Columbia Select Mid Cap Value Fund A Class – 06-911
Band 125
2021	$1.43	$1.87	–
2020	1.36	1.43	–
2019	1.05	1.36	75,520
Columbia Select Small Cap Value Fund A Class – 06-913
Band 125
2021	$1.34	$1.73	163,461
2020	1.24	1.34	170,179
2019	1.05	1.24	171,339
2018	1.23	1.05	257,884
2017	1.11	1.23	268,677
2016	1.00	1.11	466,272
2015	1.00 (01/15/15)	1.00	185,764
Band 100
2021	$1.36	$1.76	53,950
2020	1.25	1.36	54,934
2019	1.06	1.25	82,340
2018	1.24	1.06	137,858
2017	1.11	1.24	158,022
2016	1.00	1.11	137,532

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.44	$1.89	–
2020	1.31	1.44	–
2019	1.11	1.31	–
2018	1.28	1.11	61,826
2017	1.14	1.28	83,659
2016	1.01	1.14	117,286
Columbia Select Small Cap Value Fund Advisor Class – 06-946
Band 125
2021	$1.36	$1.76	–
2020	1.25	1.36	–
2019	1.06	1.25	–
2018	1.24	1.06	–
2017	1.11	1.24	100,915
Columbia Seligman Communications and Information Fund A Class – 06-441
Band 125
2021	$5.17	$7.09	236,294
2020	3.63	5.17	161,578
2019	2.39	3.63	204,670
2018	2.62	2.39	174,428
2017	1.98	2.62	281,943
2016	1.74	1.98	111,840
2015	1.61	1.74	136,268
2014	1.29	1.61	126,872
2013	1.06	1.29	112,419
2012	1.00	1.06	421,763
Band 100
2021	$5.29	$7.28	64,034
2020	3.70	5.29	61,722
2019	2.43	3.70	97,813
2018	2.66	2.43	104,041
2017	2.00	2.66	122,238
2016	1.76	2.00	97,249
2015	1.62	1.76	158,170
2014	1.30	1.62	48,717
Band 0
2021	$5.80	$8.06	–
2020	4.02	5.80	13,157
2019	2.61	4.02	12,122
2018	2.83	2.61	14,647
2017	2.11	2.83	14,758
2016	1.83	2.11	5,629
2015	1.68	1.83	4,451
2014	1.33	1.68	3,205
2013	1.08	1.33	8,311
2012	1.00	1.08	212,553

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Seligman Communications and Information Fund Advisor Class – 06-869
Band 125
2021	$4.62	$6.36	177,471
2020	3.24	4.62	357,013
2019	2.12	3.24	508,959
2018	2.33	2.12	582,001
2017	1.75	2.33	517,150
2016	1.53	1.75	184,479
2015	1.42	1.53	186,160
2014	1.14	1.42	144,234
2013	1.00 (03/14/13)	1.14	131
Columbia Seligman Communications and Information Fund Institutional Cl – 06-443
Band 125
2021	$5.29	$7.28	23,774
2020	3.70	5.29	17,755
2019	2.43	3.70	21,850
2018	2.66	2.43	300,153
2017	2.01	2.66	244,305
2016	1.76	2.01	226,558
2015	1.62	1.76	904,884
2014	1.30	1.62	215,433
2013	1.07	1.30	114,196
2012	1.00	1.07	1,884,640
Columbia Seligman Communications and Information Fund Inst 3 Class – 06-FTR
Band 125
2021	$2.16	$2.97	733,606
2020	1.51	2.16	295,862
2019	0.99	1.51	374,046
2018	1.08	0.99	502,524
2017	1.00 (06/22/17)	1.08	318,058
Columbia Small Cap Index Fund A Class – 06-336
Band 125
2021	$2.64	$3.28	4,578,181
2020	2.41	2.64	6,075,707
2019	1.99	2.41	7,069,602
2018	2.22	1.99	10,756,119
2017	1.99	2.22	11,727,681
2016	1.60	1.99	10,870,732
2015	1.66	1.60	8,141,867
2014	1.60	1.66	7,738,710
2013	1.15	1.60	8,074,633
2012	1.01	1.15	5,969,507
Band 0
2021	$3.11	$3.92	15,664
2020	2.80	3.11	16,035
2019	2.29	2.80	647,254
2018	2.52	2.29	575,418
2017	2.23	2.52	684,304
2016	1.77	2.23	1,325,286
2015	1.82	1.77	1,074,575
2014	1.73	1.82	1,021,320
2013	1.23	1.73	768,286
2012	1.06	1.23	681,804

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Total Return Bond A Class – 06-64Y
Band 125
2021	$1.00 (11/18/21)	$1.00	506,857
Columbia Total Return Bond Adv Class – 06-67N
Band 125
2021	$1.00 (12/02/21)	$1.00	631,261
CRM Mid Cap Value Investor Class – 06-551
Band 125
2021	$3.38	$4.31	27,661
2020	3.10	3.38	27,899
2019	2.52	3.10	76
2018	2.75	2.52	79
2017	2.33	2.75	78
2016	2.04	2.33	78
2015	2.12	2.04	77
2014	2.03	2.12	376,761
2013	1.54	2.03	379,868
2012	1.33	1.54	338,851
Crossmark Steward Large Cap Enhanced Index Fund A Class – 06-030
Band 125
2021	$1.87	$2.42	35,241
2020	1.69	1.87	33,178
2019	1.33	1.69	1
2018	1.45	1.33	9
2017	1.21	1.45	417
2016	1.11	1.21	25,262
2015	1.15	1.11	20,520
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class – 06-031
Band 125
2021	$1.57	$1.96	25,399
2020	1.44	1.57	46,448
2019	1.20	1.44	15,268
2018	1.39	1.20	15,346
2017	1.24	1.39	47,038
2016	1.02	1.24	26,411
2015	1.07	1.02	17,892
2014	1.03	1.07	86
Crossmark Steward Global Equity Income Fund A Class – 06-029
Band 125
2021	$1.70	$2.01	125,336
2020	1.60	1.70	299,138
2019	1.30	1.60	168,342
2018	1.43	1.30	14
Delaware Emerging Markets Fund R6 Class – 06-3YK
Band 125
2021	$1.41	$1.37	4,952
2020	1.14	1.41	7,294
2019	1.00 (06/27/19)	1.14	4,960

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Delaware Ivy Asset Strategy Fund R Class – 06-007 (formerly Ivy Asset Strategy Fund R Class)
Band 125
2021	$1.36	$1.53	69,152
2020	1.22	1.36	64,050
2019	1.02	1.22	53,559
2018	1.09	1.02	44,241
2017	0.94	1.09	37,438
2016	1.01	0.94	31,105
2015	1.12	1.01	116,298
2014	1.20	1.12	75,114
Delaware Ivy Balanced Fund R Class – 06-009 (formerly Ivy Balanced Fund R Class)
Band 125
2021	$1.66	$1.90	71,388
2020	1.47	1.66	64,019
2019	1.23	1.47	55,935
2018	1.29	1.23	56
2017	1.18	1.29	59
2016	1.17	1.18	298
2015	1.20	1.17	190
2014	1.13	1.20	230
Delaware Ivy Balanced Fund Y Class – 06-010 (formerly Ivy Balanced Fund Y Class)
Band 125
2021	$1.70	$1.95	–
2020	1.51	1.70	–
2019	1.25	1.51	–
2018	1.31	1.25	63,615
2017	1.19	1.31	653,977
2016	1.18	1.19	1,125,865
2015	1.20	1.18	6,640,665
2014	1.13	1.20	6,821,637
2013	1.00 (06/20/13)	1.13	20,422
Delaware Ivy Emerging Markets Equity Fund N Class – 06-3XY
Band 125
2021	$1.54	$1.45	1,224
Delaware Ivy Energy Fund R Class – 06-CGP (formerly Ivy Energy Fund R Class)
Band 125
2021	$0.40	$0.56	–
2020	0.66	0.40	–
2019	0.64	0.66	1,696
2018	1.00	0.64	1,861
2017	1.16	1.00	11,387
2016	0.88	1.16	265,992
Delaware Ivy Energy Fund Y Class – 06-CGR (formerly Ivy Energy Fund Y Class)
Band 125
2021	$0.40	$0.57	323,135
2020	0.67	0.40	71,621
2019	0.65	0.67	300,391
2018	1.00	0.65	781,638
2017	1.17	1.00	719,722
2016	0.88	1.17	162,495

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Delaware Ivy High Income Fund R Class – 06-011 (formerly Ivy High Income Fund R Class)
Band 125
2021	$1.27	$1.34	6,298
2020	1.23	1.27	8,514
2019	1.12	1.23	40,369
2018	1.17	1.12	73,599
2017	1.10	1.17	100,249
2016	0.96	1.10	108,917
2015	1.05	0.96	115,539
2014	1.05	1.05	169,593
2013	1.00 (06/20/13)	1.05	90,481
Delaware Ivy High Income Fund N Class – 06-GMF (formerly Ivy High Income Fund N Class)
Band 125
2021	$1.12	$1.18	42,440
2020	1.07	1.12	–
2019	0.97	1.07	62,044
Delaware Ivy High Income Fund Y Class – 06-012 (formerly Ivy High Income Fund Y Class)
Band 125
2021	$1.31	$1.38	359,225
2020	1.26	1.31	350,831
2019	1.14	1.26	643,895
2018	1.19	1.14	575,871
2017	1.12	1.19	629,321
2016	0.97	1.12	1,689,213
2015	1.06	0.97	2,660,737
2014	1.05	1.06	2,435,926
Delaware Ivy Science and Technology Fund R Class – 06-CGT (formerly Ivy Science and Technology Fund R Class)
Band 125
2021	$2.37	$2.68	–
2020	1.77	2.37	–
2019	1.20	1.77	–
2018	1.28	1.20	14,919
2017	0.98	1.28	4,704
2016	0.98	0.98	2,105
Band 0
2021	$2.52	$2.90	–
2020	1.86	2.52	–
2019	1.24	1.86	–
2018	1.31	1.24	–
2017	0.99	1.31	–
2016	0.98	0.99	39,611
Delaware Ivy Science and Technology Fund Y Class – 06-CGV (formerly Ivy Science and Technology Fund Y Class)
Band 125
2021	$2.41	$2.75	–
2020	1.79	2.41	–
2019	1.21	1.79	–
2018	1.29	1.21	15,712
2017	0.98	1.29	14,245

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Delaware Ivy Small Cap Core Fund N Class – 06-FNR (formerly Ivy Small Cap Core Fund N Class)
Band 125
2021	$1.28	$1.53	395,421
2020	1.20	1.28	174,250
2019	0.98	1.20	274,398
2018	1.10	0.98	6,343
Delaware Ivy Small Cap Core Fund R Class – 06-FPP (formerly Ivy Small Cap Core Fund R Class)
Band 125
2021	$1.24	$1.48	345,192
2020	1.18	1.24	356,930
2019	0.96	1.18	251,766
2018	1.09	0.96	25,615
2017	0.98	1.09	1,262
Band 0
2021	$1.31	$1.57	–
2020	1.22	1.31	16,167
2019	0.99	1.22	14,336
Delaware Ivy Small Cap Core Fund Y Class – 06-FPF (formerly Ivy Small Cap Core Fund Y Class)
Band 125
2021	$1.26	$1.50	80,981
2020	1.19	1.26	60,359
2019	0.97	1.19	46,299
Delaware Small Cap Core Fund R6 Class – 06-3GP
Band 125
2021	$1.12	$1.36	185,612
2020	0.98	1.12	31,194
2019	0.79	0.98	2,455
Delaware Small Cap Value Fund R6 Class – 06-3CN
Band 125
2021	$1.00	$1.33	54,106
2020	1.02	1.00	83,322
2019	0.81	1.02	76,026
DWS CROCI U.S. Fund A Class – 06-FNF
Band 125
2021	$1.20	$1.50	37,175
2020	1.40	1.20	27,880
2019	1.07	1.40	21,504
2018	1.22	1.07	14,518
2017	1.01	1.22	16,998
2016	1.00 (11/17/16)	1.01	62,819
Band 100
2021	$1.22	$1.52	4,554
2020	1.41	1.22	4,559
2019	1.07	1.41	4,567
2018	1.22	1.07	5,344
2017	1.01	1.22	8,135
2016	1.00 (11/17/16)	1.01	8,148

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DWS Emerging Markets Equity Fund A Class – 06-3VN
Band 125
2021	$1.28	$1.11	23,519
2020	1.09	1.28	8,398
2019	1.00 (02/21/19)	1.09	3,790
DWS Emerging Markets Equity Fund R6 Class – 06-3VJ
Band 125
2021	$1.28	$1.12	15,977
2020	1.09	1.28	6,480
DWS Enhanced Commodity Strategy Fund A Class – 06-916
Band 125
2021	$0.77	$0.98	–
2020	0.79	0.77	–
2019	0.79	0.79	50
2018	0.90	0.79	53
2017	0.90	0.90	52
2016	0.83	0.90	52
2015	1.00 (01/15/15)	0.83	3,957
DWS Enhanced Commodity Strategy Fund S Class – 06-608
Band 125
2021	$0.78	$1.00	–
2020	0.80	0.78	–
2019	0.79	0.80	4
2018	0.91	0.79	156,830
2017	0.91	0.91	189,558
2016	0.83	0.91	37,472
DWS GNMA Fund A Class – 06-FPY
Band 125
2021	$1.06	$1.03	17,510
2020	1.04	1.06	5,751
2019	0.99	1.04	8,945
2018	1.00	0.99	6,815
2017	1.00 (03/23/17)	1.00	8,216
Band 0
2021	$1.11	$1.10	–
2020	1.08	1.11	13,606
2019	1.01	1.08	11,071
DWS GNMA Fund S Class – 06-FRC
Band 125
2021	$1.07	$1.05	111,591
2020	1.05	1.07	105,943
2019	1.00	1.05	91,942
2018	1.00	1.00	80,995
2017	1.00 (03/23/17)	1.00	407,071
Band 0
2021	$1.12	$1.11	–
2020	1.09	1.12	–
2019	1.02	1.09	521,529
2018	1.01	1.02	472,466
2017	1.00 (03/23/17)	1.01	435,376

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DWS Mid Cap Value Fund A Class – 06-622
Band 125
2021	$3.59	$4.57	22,042
2020	3.06	3.59	24,075
2019	2.43	3.06	33,364
2018	2.97	2.43	37,298
2017	2.67	2.97	22,978
2016	2.43	2.67	23,736
2015	2.41	2.43	15,248
2014	2.24	2.41	39,685
2013	1.64	2.24	23,354
2012	1.42	1.64	22,226
Band 100
2021	$3.70	$4.72	21,695
2020	3.15	3.70	22,450
2019	2.49	3.15	28,149
2018	3.04	2.49	31,032
2017	2.72	3.04	28,060
2016	2.47	2.72	35,048
2015	2.45	2.47	42,331
2014	2.27	2.45	35,935
2013	1.66	2.27	1,946
DWS Mid Cap Value Fund S Class – 06-632
Band 125
2021	$3.70	$4.72	4,760
2020	3.15	3.70	4,594
2019	2.49	3.15	31,366
2018	3.04	2.49	84,761
2017	2.72	3.04	71,288
2016	2.47	2.72	20,477
2015	2.45	2.47	14,134
2014	2.27	2.45	11,670
2013	1.66	2.27	1,594
2012	1.43	1.66	89
DWS RREEF Real Assets Fund A Class – 06-621
Band 125
2021	$1.68	$2.05	29,331
2020	1.64	1.68	20,176
2019	1.37	1.64	83,122
2018	1.47	1.37	23,953
2017	1.30	1.47	3,484
2016	1.26	1.30	135,784
2015	1.41	1.26	114,255
2014	1.39	1.41	136,931
2013	1.40	1.39	92,885
2012	1.29	1.40	44,806

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.95	$2.41	–
2020	1.88	1.95	–
2019	1.55	1.88	54,904
2018	1.64	1.55	51,862
2017	1.43	1.64	50,328
2016	1.37	1.43	47,942
2015	1.52	1.37	45,471
2014	1.47	1.52	49,299
2013	1.46	1.47	45,808
2012	1.34	1.46	41,254
DWS RREEF Real Assets Fund S Class – 06-631
Band 125
2021	$1.72	$2.10	186
2020	1.68	1.72	169
2019	1.40	1.68	7,798
2018	1.49	1.40	13,492
2017	1.31	1.49	41,726
2016	1.28	1.31	44,421
2015	1.43	1.28	46,263
2014	1.40	1.43	16,116
DWS RREEF Real Estate Securities Fund A Class – 06-613
Band 125
2021	$1.87	$2.63	275,545
2020	2.00	1.87	229,123
2019	1.57	2.00	282,826
2018	1.64	1.57	337,425
2017	1.57	1.64	426,983
2016	1.49	1.57	356,220
2015	1.47	1.49	709,360
2014	1.13	1.47	735,250
2013	1.15	1.13	547,199
2012	1.00	1.15	457,543
Band 0
2021	$2.11	$3.00	–
2020	2.22	2.11	17,521
2019	1.72	2.22	16,589
2018	1.78	1.72	52,644
2017	1.68	1.78	62,910
2016	1.57	1.68	86,268
2015	1.54	1.57	75,031
2014	1.17	1.54	110,709
2013	1.17	1.17	96,180
2012	1.00	1.17	238,363
DWS RREEF Real Estate Securities Fund R6 Class – 06-CWH
Band 125
2021	$1.23	$1.73	4,435,601
2020	1.30	1.23	1,437,286
2019	1.02	1.30	2,176,630
2018	1.06	1.02	1,960,494
2017	1.01	1.06	339,595

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DWS RREEF Real Estate Securities Fund S Class – 06-617
Band 125
2021	$1.91	$2.70	1,206,293
2020	2.04	1.91	2,178,086
2019	1.60	2.04	3,200,603
2018	1.67	1.60	2,391,346
2017	1.59	1.67	3,054,294
2016	1.50	1.59	2,966,522
2015	1.48	1.50	2,846,030
2014	1.14	1.48	3,054,657
2013	1.16	1.14	1,535,405
2012	1.00	1.16	595,390
DWS Small Cap Core Fund A Class – 06-GGK
Band 125
2021	$1.19	$1.65	146,048
2020	1.05	1.19	161,596
2019	0.88	1.05	148,126
2018	1.04	0.88	94,060
2017	1.00 (10/30/17)	1.04	79,737
Band 100
2021	$1.22	$1.69	143,755
DWS Small Cap Core Fund S Class – 06-GGM
Band 125
2021	$1.20	$1.67	35,216
2020	1.06	1.20	42,137
2019	0.88	1.06	59,759
2018	1.04	0.88	86,453
2017	1.00 (10/30/17)	1.04	43,522
DFA Commodity Strategy Portfolio Institutional Class – 06-GKJ
Band 125
2021	$0.95	$1.21	480,560
2020	0.98	0.95	502,115
2019	0.92	0.98	363,133
2018	1.05	0.92	325,796
DFA Emerging Markets Core Equity Portfolio Institutional Class – 06-3F9
Band 125
2021	$1.17	$1.23	2
2020	1.04	1.17	375,624
2019	0.91	1.04	303,419
2018	1.00 (06/21/18)	0.91	344,282
DFA Emerging Markets Portfolio Institutional Class – 06-CWJ
Band 125
2021	$1.44	$1.46	1,652,593
2020	1.28	1.44	1,535,558
2019	1.12	1.28	1,148,659
2018	1.31	1.12	984,497
2017	0.97	1.31	84,541

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl – 06-3CV
Band 125
2021	$1.18	$1.17	11,745
2020	1.04	1.18	9,138
2019	0.91	1.04	3,203
2018	1.00 (06/21/18)	0.91	353
DFA Emerging Markets Value R2 Class – 06-988
Band 125
2021	$0.97	$1.07	62,226
2020	0.96	0.97	63,738
2019	0.89	0.96	59,456
2018	1.02	0.89	77,522
2017	0.77	1.02	96,452
2016	0.66	0.77	48,324
2015	0.82	0.66	46,614
2014	0.87	0.82	68,093
2013	0.92	0.87	5,426,348
2012	0.78	0.92	576,446
DFA Five-Year Global Fixed Income Portfolio Institutional Class – 06-3C4
Band 125
2021	$1.05	$1.02	112,590
2020	1.04	1.05	–
2019	1.02	1.04	4,336
2018	1.00 (05/17/18)	1.02	2,943
DFA Global Allocation 25/75 Portfolio R2 Class – 06-989
Band 125
2021	$1.28	$1.33	–
2020	1.21	1.28	–
2019	1.12	1.21	–
2018	1.16	1.12	–
2017	1.10	1.16	–
2016	1.07	1.10	–
2015	1.09	1.07	–
2014	1.08	1.09	–
2013	1.04	1.08	1,831,664
2012	0.98	1.04	1,858,825
DFA Global Allocation 60/40 Portfolio Institutional Class – 06-CWM
Band 125
2021	$1.33	$1.49	2,900
2020	1.21	1.33	2,313
2019	1.03	1.21	1,201
2018	1.12	1.03	324
2017	0.99	1.12	22

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DFA Global Allocation 60/40 Portfolio R2 Class – 06-991
Band 125
2021	$1.70	$1.90	104,472
2020	1.54	1.70	452
2019	1.33	1.54	64,252
2018	1.44	1.33	47,429
2017	1.28	1.44	34,761
2016	1.19	1.28	83,626
2015	1.23	1.19	98,500
2014	1.20	1.23	58,313
2013	1.05	1.20	10,142,362
2012	0.95	1.05	9,642,950
DFA Global Equity Portfolio Institutional Class – 06-CWN
Band 125
2021	$1.46	$1.78	2,160,064
2020	1.30	1.46	2,312,266
2019	1.04	1.30	3,542,594
2018	1.19	1.04	3,750,163
2017	0.99	1.19	1,862,945
DFA Global Equity Portfolio R2 Class – 06-992
Band 125
2021	$2.15	$2.61	489,673
2020	1.92	2.15	971,644
2019	1.54	1.92	2,273,422
2018	1.77	1.54	2,327,497
2017	1.47	1.77	3,615,403
2016	1.32	1.47	4,170,697
2015	1.38	1.32	3,922,842
2014	1.34	1.38	985,900
2013	1.05	1.34	1,693,548
2012	0.90	1.05	1,561,258
Band 0
2021	$2.42	$2.97	–
2020	2.14	2.42	–
2019	1.69	2.14	657,042
2018	1.92	1.69	627,766
2017	1.57	1.92	548,750
2016	1.40	1.57	503,319
DFA Global Real Estate Securities Portfolio – 06-3CW
Band 125
2021	$1.10	$1.43	396,533
2020	1.20	1.10	455,308
2019	0.96	1.20	373,671
2018	1.00 (06/21/18)	0.96	364,189
DFA Inflation-Protected Securities Portfolio Institutional Class – 06-GKK
Band 125
2021	$1.15	$1.20	976,316
2020	1.05	1.15	505,995
2019	0.98	1.05	195,873
2018	1.00	0.98	129,772

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DFA Interm Gov Fixed Inc Institutional Class – 06-4FV
Band 125
2021	$1.08	$1.03	4,254
2020	1.00	1.08	2,932
DFA International Core Equity Portfolio Institutional Class – 06-CWP
Band 125
2021	$1.31	$1.48	2,285,296
2020	1.23	1.31	2,573,892
2019	1.03	1.23	4,039,403
2018	1.26	1.03	1,114,125
2017	0.99	1.26	353,703
DFA International Small Company Portfolio Institutional Class – 06-CWR
Band 125
2021	$1.35	$1.53	188,772
2020	1.26	1.35	55,818
2019	1.02	1.26	11,294
2018	1.29	1.02	10,602
DFA International Sustainability Core 1 Portfolio – 06-3C7
Band 125
2021	$1.12	$1.24	262,599
2020	1.01	1.12	243,525
2019	0.83	1.01	223,833
2018	1.00 (05/17/18)	0.83	37,026
DFA International Value R2 Class – 06-993
Band 125
2021	$1.14	$1.34	71,420
2020	1.19	1.14	48,479
2019	1.04	1.19	54,067
2018	1.28	1.04	91,601
2017	1.03	1.28	254
2016	0.97	1.03	–
2015	1.05	0.97	–
2014	1.14	1.05	–
2013	0.94	1.14	579,713
2012	0.82	0.94	504,704
DFA Investment Grade Portfolio Institutional Class – 06-CWT
Band 125
2021	$1.18	$1.14	402,545
2020	1.09	1.18	245,896
2019	1.00	1.09	1,167,941
2018	1.02	1.00	1,100,228
2017	1.00	1.02	479,872
DFA Real Estate Securities Portfolio Institutional Class – 06-CWV
Band 125
2021	$1.20	$1.68	3,428,683
2020	1.28	1.20	3,477,456
2019	1.01	1.28	2,709,352
2018	1.05	1.01	1,175,074
2017	1.01	1.05	109,407

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 75
2021	$1.22	$1.72	36,069
2020	1.30	1.22	49,619
2019	1.02	1.30	46,466
2018	1.06	1.02	45,650
DFA U.S. Large Cap Growth Portfolio Institutional Class – 06-CWW
Band 125
2021	$1.87	$2.34	1,159,116
2020	1.55	1.87	1,634,367
2019	1.19	1.55	1,580,063
2018	1.23	1.19	1,364,004
2017	0.99	1.23	1,452,974
DFA U.S. Large Cap Value Portfolio Institutional Class – 06-3C3
Band 125
2021	$1.06	$1.34	280,312
2020	1.08	1.06	396,569
2019	0.87	1.08	279,162
2018	1.00 (05/17/18)	0.87	217
DFA U.S. Large Company Portfolio – 06-CWX
Band 125
2021	$1.72	$2.18	1,422,491
2020	1.47	1.72	1,395,547
2019	1.13	1.47	1,242,063
2018	1.20	1.13	1,452,580
2017	1.00	1.20	546,244
DFA U.S. Small Cap Growth Portfolio Institutional Class – 06-CWY
Band 125
2021	$1.43	$1.77	–
2020	1.21	1.43	–
2019	0.97	1.21	21,550
2018	1.12	0.97	23,247
2017	0.98	1.12	8,696
Band 75
2021	$1.46	$1.82	–
2020	1.23	1.46	–
2019	0.98	1.23	200,235
2018	1.13	0.98	275,969
DFA U.S. Small Cap Portfolio Institutional Class – 06-GFK
Band 125
2021	$1.21	$1.56	685,296
2020	1.10	1.21	1,135,377
2019	0.92	1.10	1,118,882
2018	1.07	0.92	438,834
2017	1.00 (07/21/17)	1.07	404,997
DFA U.S. Sustainability Core 1 Portfolio – 06-3C6
Band 125
2021	$1.40	$1.76	108,887
2020	1.17	1.40	111,207
2019	0.89	1.17	34,286
2018	1.00 (05/17/18)	0.89	22,900

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DFA U.S. Targeted Value Portfolio Institutional Class – 06-CXC
Band 125
2021	$1.08	$1.48	6,890,349
2020	1.05	1.08	7,004,526
2019	0.88	1.05	8,509,036
2018	1.05	0.88	6,858,979
2017	0.97	1.05	1,845,897
Band 0
2021	$1.13	$1.57	1,145,446
DFA U.S. Targeted Value Portfolio R2 Class – 06-994
Band 125
2021	$1.95	$2.66	1,930,549
2020	1.90	1.95	2,272,568
2019	1.59	1.90	2,521,437
2018	1.92	1.59	2,965,915
2017	1.78	1.92	5,214,876
2016	1.42	1.78	4,848,747
2015	1.53	1.42	4,864,256
2014	1.51	1.53	3,912,244
2013	1.07	1.51	1,229,072
2012	0.91	1.07	275,002
Band 0
2021	$2.19	$3.04	–
2020	2.12	2.19	–
2019	1.75	2.12	387,647
2018	2.08	1.75	537,634
2017	1.90	2.08	542,763
2016	1.50	1.90	563,041
DFA US Core Equity 1I Inst Class – 06-4NF
Band 125
2021	$1.26	$1.59	90,537
DFA US Small Cap Value I Inst Class – 06-4NC
Band 125
2021	$1.40	$1.93	3,188
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl – 06-CXF
Band 125
2021	$1.18	$1.11	1,893,368
2020	1.12	1.18	1,688,327
2019	1.05	1.12	1,684,848
2018	1.03	1.05	1,389,991
2017	1.01	1.03	970,640
BNY Mellon Natural Resources Fund I Class – 06-CCY
Band 125
2021	$1.04	$1.43	356,883
2020	0.99	1.04	346,677
2019	0.86	0.99	242,163
2018	1.06	0.86	389,519
2017	0.94	1.06	314,237
2016	0.74	0.94	514,958
2015	1.00 (05/21/15)	0.74	78,557

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BNY Mellon Natural Resources Fund Y Class – 06-39Y
Band 125
2021	$0.91	$1.24	147,109
2020	0.86	0.91	416,192
Federated High Yield Trust Institutional Class – 06-788
Band 125
2021	$1.33	$1.41	236,633
2020	1.26	1.33	186,075
2019	1.10	1.26	784,052
2018	1.17	1.10	1,777,666
2017	1.10	1.17	1,845,407
2016	0.97	1.10	2,738,963
2015	1.01	0.97	694,053
Federated High Yield Trust R6 Class – 06-GKM
Band 125
2021	$1.14	$1.22	2,415,599
2020	1.08	1.14	109,913
2019	0.95	1.08	119,939
2018	1.01	0.95	37,492
Federated High Yield Trust Service Class – 06-918
Band 125
2021	$1.31	$1.39	29,448
2020	1.24	1.31	36,339
2019	1.09	1.24	121,782
2018	1.16	1.09	90,031
2017	1.09	1.16	142,154
2016	0.96	1.09	385,267
2015	1.01	0.96	77,831
Federated Institutional High Yield Bond Fund R6 Class – 06-3GV
Band 125
2021	$1.14	$1.18	243,156
2020	1.09	1.14	191,839
Federated International Leaders Fund A Class – 06-065
Band 125
2021	$1.21	$1.25	151,378
2020	1.06	1.21	151,731
2019	0.85	1.06	196,316
2018	1.09	0.85	510,665
2017	0.86	1.09	612,160
2016	0.90	0.86	732,662
2015	0.93	0.90	640,265
2014	1.00 (06/26/14)	0.93	566,284
Band 0
2021	$1.31	$1.38	–
2020	1.14	1.31	–
2019	0.90	1.14	–
2018	1.14	0.90	–
2017	0.89	1.14	–
2016	0.91	0.89	929,173

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Federated International Leaders Fund Institutional Class – 06-049
Band 125
2021	$1.23	$1.28	2 50,431
2020	1.08	1.23	287,839
2019	0.86	1.08	782,805
2018	1.10	0.86	716,473
2017	0.87	1.10	785,414
2016	0.90	0.87	467,832
2015	0.93	0.90	269,215
Federated International Leaders Fund R6 Class – 06-GKN
Band 125
2021	$1.15	$1.19	197,181
Federated Kaufmann Large Cap Fund A Class – 06-066
Band 125
2021	$2.29	$2.57	96,051
2020	1.81	2.29	93,888
2019	1.33	1.81	101,134
2018	1.35	1.33	114,958
2017	1.11	1.35	313,905
2016	1.07	1.11	282,981
2015	1.06	1.07	176,299
Federated Kaufmann Large Cap Fund Institutional Class – 06-050
Band 125
2021	$2.32	$2.61	276,264
2020	1.83	2.32	305,129
2019	1.34	1.83	535,503
2018	1.36	1.34	444,177
2017	1.11	1.36	412,591
2016	1.08	1.11	317,170
2015	1.06	1.08	408,084
Federated Kaufmann Large Cap Fund R6 Class – 06-CXG
Band 125
2021	$2.08	$2.34	56,507
2020	1.64	2.08	165,154
2019	1.20	1.64	133,914
2018	1.21	1.20	115,283
Federated MDT All Cap Core Fund A Class – 06-067
Band 125
2021	$1.86	$2.41	31,579
2020	1.55	1.86	35,234
2019	1.24	1.55	32,579
2018	1.29	1.24	967
2017	1.09	1.29	157,224
2016	0.98	1.09	141,831
2015	1.04	0.98	6,712

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Federated MDT All Cap Core Fund Institutional Class – 06-051
Band 125
2021	$1.90	$2.46	63,853
2020	1.58	1.90	59,713
2019	1.26	1.58	57,233
2018	1.31	1.26	53,740
2017	1.09	1.31	38,786
2016	0.99	1.09	675
2015	1.04	0.99	75
Federated MDT Small Cap Core Fund R6 Class – 06-3MG
Band 125
2021	$1.15	$1.48	66,331
Federated MDT Small Cap Core A Class – 06-4FR
Band 125
2021	$1.20	$1.54	470,159
2020	1.04	1.20	180,814
2019	1.00 (11/06/19)	1.04	197,987
Federated MDT Small Cap Core Institutional Class – 06-4FT
Band 125
2021	$1.20	$1.55	115,504
2020	1.04	1.20	171,013
2019	1.00 (11/06/19)	1.04	307,785
Federated MDT Small Cap Growth Fund A Class – 06-FTW
Band 125
2021	$1.58	$1.84	12,839
2020	1.24	1.58	18,780
2019	1.04	1.24	85,982
2018	1.12	1.04	72,568
Federated MDT Small Cap Growth Fund Institutional Class – 06-FTV
Band 125
2021	$1.60	$1.86	38,644
2020	1.25	1.60	249,769
2019	1.04	1.25	336,017
2018	1.12	1.04	68,163
Federated MDT Small Cap Growth Fund R6 Class – 06-FTX
Band 125
2021	$1.60	$1.86	152,723
2020	1.25	1.60	113,607
2019	1.04	1.25	94,499
2018	1.12	1.04	150,574
Fidelity 500 Index Fund – 06-3HR
Band 125
2021	$1.34	$1.70	55,999,386
2020	1.14	1.34	32,268,998
2019	0.88	1.14	18,463,066
2018	1.00 (08/23/18)	0.88	2,531
Fidelity Adv Freedom 2065 I Inst Class – 06-63P
Band 125
2021	$1.00 (09/23/21)	$1.01	636

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Adv Freedom 2065 M M Class – 06-63V
Band 125
2021	$1.00 (09/23/21)	$1.01	365
Fidelity Adv Growth Opps Z Inst Class – 06-4RH
Band 125
2021	$1.00 (01/22/21)	$1.04	3,628,061
Fidelity Adv Intl RealEstate Z Class – 06-4G4
Band 125
2021	$1.08	$1.20	33,765
Fidelity Adv Intl Small Cap Z Inst Class – 06-4XH
Band 125
2021	$1.00 (06/17/21)	$1.00	3,930
Fidelity Adv Technology Z Inst Class – 06-4N4
Band 125
2021	$1.36	$1.72	107,217
Fidelity Advisor Balanced Fund I Class – 06-FTY
Band 125
2021	$1.49	$1.74	320,550
2020	1.23	1.49	184,672
2019	1.00	1.23	165,797
2018	1.06	1.00	146,451
Fidelity Advisor Balanced Fund M Class – 06-FVC
Band 125
2021	$1.46	$1.70	60,049
2020	1.21	1.46	58,663
2019	1.00	1.21	56,728
2018	1.06	1.00	56,147
Fidelity Advisor Balanced Fund Z Class – 06-FVF
Band 125
2021	$1.49	$1.75	444,388
2020	1.23	1.49	470,241
2019	1.01	1.23	463,755
2018	1.06	1.01	515,758
Fidelity Advisor Diversified International Fund M Class – 06-280
Band 125
2021	$3.30	$3.66	784
2020	2.81	3.30	845
2019	2.20	2.81	846
2018	2.65	2.20	2,142
2017	2.12	2.65	2,258
2016	2.22	2.12	16,330
2015	2.17	2.22	17,773
2014	2.28	2.17	60,802
2013	1.84	2.28	64,801
2012	1.55	1.84	66,547

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Diversified International Fund Z Class – 06-FVG
Band 125
2021	$1.37	$1.53	149,952
2020	1.16	1.37	151,096
2019	0.90	1.16	14,396
2018	1.08	0.90	28,544
Fidelity Advisor Diversified Stock Fund Institutional Class – 06-028
Band 125
2021	$2.14	$2.71	19,068
2020	1.70	2.14	17,481
2019	1.34	1.70	15,553
2018	1.44	1.34	14,136
2017	1.22	1.44	171,986
2016	1.06	1.22	302,672
2015	1.13	1.06	579,537
2014	1.03	1.13	442,967
Fidelity Advisor Diversified Stock Fund M Class – 06-045
Band 125
2021	$2.05	$2.58	5,653
2020	1.64	2.05	–
2019	1.30	1.64	–
2018	1.40	1.30	–
2017	1.20	1.40	67,916
2016	1.05	1.20	280,252
2015	1.13	1.05	368,164
2014	1.03	1.13	434,402
Fidelity Advisor Dividend Growth Fund M Class – 06-255
Band 125
2021	$2.96	$3.72	156,963
2020	2.95	2.96	143,830
2019	2.34	2.95	194,374
2018	2.55	2.34	185,408
2017	2.17	2.55	281,488
2016	2.04	2.17	423,020
2015	2.10	2.04	440,446
2014	1.91	2.10	424,814
2013	1.48	1.91	574,454
2012	1.26	1.48	513,362
Band 100
2021	$3.09	$3.90	38,888
2020	3.07	3.09	28,219
2019	2.43	3.07	51,462
2018	2.65	2.43	51,040
2017	2.24	2.65	162,795
2016	2.11	2.24	177,522
2015	2.15	2.11	185,661
2014	1.96	2.15	202,449
2013	1.51	1.96	2,465
2012	1.29	1.51	2,162

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Energy Fund I Class – 06-34W
Band 125
2021	$0.58	$0.89	163,196
2020	0.87	0.58	120,869
Fidelity Advisor Energy Fund M Class – 06-34X
Band 125
2021	$0.57	$0.87	156,584
2020	0.86	0.57	76,309
2019	0.80	0.86	56,150
Fidelity Advisor Equity Growth Fund M Class – 06-120
Band 125
2021	$0.48	$0.58	1,959,139
2020	0.34	0.48	2,296,355
2019	0.26	0.34	1,969,146
2018	0.26	0.26	1,904,607
2017	0.20	0.26	2,089,080
2016	0.20	0.20	3,122,780
2015	0.19	0.20	3,972,680
2014	0.17	0.19	3,972,680
2013	0.13	0.17	3,809,070
2012	0.12	0.13	4,676,640
Band 100
2021	$0.50	$0.61	118,904
2020	0.35	0.50	131,192
2019	0.27	0.35	179,885
2018	0.27	0.27	236,736
2017	0.20	0.27	376,640
2016	0.21	0.20	174,890
2015	0.20	0.21	156,930
2014	0.18	0.20	290,010
Band 50
2021	$0.54	$0.66	3,452,128
2020	0.38	0.54	3,601,073
2019	0.29	0.38	4,544,727
2018	0.29	0.29	4,906,615
2017	0.22	0.29	5,505,320
2016	0.22	0.22	5,759,810
2015	0.21	0.22	5,727,670
2014	0.19	0.21	5,223,990
2013	0.14	0.19	650,285
2012	0.12	0.14	5,741,890

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Equity Income Fund M Class – 06-260
Band 125
2021	$2.85	$3.43	69,314
2020	2.86	2.85	71,196
2019	2.28	2.86	111,238
2018	2.59	2.28	115,258
2017	2.34	2.59	119,894
2016	2.02	2.34	130,318
2015	2.14	2.02	307,098
2014	2.01	2.14	319,183
2013	1.60	2.01	335,706
2012	1.39	1.60	359,567
Band 100
2021	$2.98	$3.59	65,389
2020	2.98	2.98	49,120
2019	2.37	2.98	3,532
2018	2.68	2.37	3,816
2017	2.42	2.68	10,173
2016	2.08	2.42	5,865
2015	2.20	2.08	8,111
Band 50
2021	$3.25	$3.93	60,672
2020	3.23	3.25	66,470
2019	2.56	3.23	86,983
2018	2.88	2.56	124,740
2017	2.58	2.88	127,099
2016	2.21	2.58	127,274
2015	2.33	2.21	131,688
2014	2.17	2.33	186,504
2013	1.71	2.17	209,346
2012	1.48	1.71	231,045
Band 0
2021	$3.58	$4.36	–
2020	3.55	3.58	–
2019	2.80	3.55	–
2018	3.13	2.80	–
2017	2.79	3.13	–
2016	2.38	2.79	–
2015	2.50	2.38	–
2014	2.31	2.50	–
2013	1.81	2.31	–
2012	1.56	1.81	–
Fidelity Advisor Freedom 2005 Fund Z6 Class – 06-GHK
Band 125
2021	$1.18	$1.21	60

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2010 Fund I Class – 06-CCH
Band 125
2021	$1.31	$1.36	50,145
2020	1.20	1.31	109,709
2019	1.06	1.20	43,554
2018	1.11	1.06	49,261
2017	1.00	1.11	55,236
2016	0.95	1.00	86,712
2015	1.00 (05/21/15)	0.95	101,387
Fidelity Advisor Freedom 2010 Fund M Class – 06-195
Band 125
2021	$1.83	$1.89	264,934
2020	1.68	1.83	273,690
2019	1.49	1.68	404,685
2018	1.56	1.49	443,227
2017	1.42	1.56	452,429
2016	1.36	1.42	598,184
2015	1.39	1.36	1,240,865
2014	1.35	1.39	1,658,457
2013	1.24	1.35	3,011,856
2012	1.15	1.24	5,413,226
Band 100
2021	$1.90	$1.97	30,236
2020	1.74	1.90	32,929
2019	1.54	1.74	280,124
2018	1.62	1.54	274,124
2017	1.46	1.62	317,288
2016	1.39	1.46	342,686
2015	1.42	1.39	366,846
2014	1.38	1.42	404,225
2013	1.27	1.38	481,849
2012	1.17	1.27	528,369
Band 0
2021	$2.23	$2.34	–
2020	2.02	2.23	–
2019	1.77	2.02	–
2018	1.84	1.77	–
2017	1.65	1.84	–
2016	1.55	1.65	70,437
2015	1.57	1.55	293,175
2014	1.51	1.57	274,524
2013	1.37	1.51	239,195
2012	1.25	1.37	563,501
Fidelity Advisor Freedom 2010 Fund Z6 Class – 06-GHM
Band 125
2021	$1.21	$1.26	9,914

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2015 Fund I Class – 06-CCJ
Band 125
2021	$1.36	$1.44	189,492
2020	1.23	1.36	230,735
2019	1.06	1.23	238,789
2018	1.12	1.06	340,423
2017	1.00	1.12	308,491
2016	0.94	1.00	208,658
2015	1.00 (05/21/15)	0.94	349,845
Fidelity Advisor Freedom 2015 Fund M Class – 06-101
Band 125
2021	$1.94	$2.04	562,117
2020	1.76	1.94	550,676
2019	1.53	1.76	781,239
2018	1.63	1.53	816,441
2017	1.45	1.63	925,275
2016	1.38	1.45	1,268,081
2015	1.42	1.38	2,628,162
2014	1.37	1.42	4,322,131
2013	1.25	1.37	7,464,193
2012	1.15	1.25	12,403,755
Band 100
2021	$2.02	$2.13	80,239
2020	1.83	2.02	103,259
2019	1.59	1.83	117,555
2018	1.68	1.59	130,071
2017	1.50	1.68	137,851
2016	1.42	1.50	165,083
2015	1.45	1.42	254,208
2014	1.40	1.45	320,164
2013	1.28	1.40	–
2012	1.17	1.28	–
Band 50
2021	$2.18	$2.31	4,694
2020	1.97	2.18	24,427
2019	1.70	1.97	24,430
2018	1.79	1.70	24,433
2017	1.59	1.79	39,771
2016	1.50	1.59	51,727
2015	1.52	1.50	68,724
2014	1.47	1.52	47,271
2013	1.33	1.47	88,979
2012	1.21	1.33	58,168

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.36	$2.52	–
2020	2.12	2.36	–
2019	1.82	2.12	–
2018	1.91	1.82	–
2017	1.68	1.91	–
2016	1.58	1.68	310,233
2015	1.60	1.58	310,502
2014	1.53	1.60	672,457
2013	1.38	1.53	695,969
2012	1.25	1.38	925,665
Fidelity Advisor Freedom 2015 Fund Z6 Class – 06-GHN
Band 125
2021	$1.24	$1.31	12,832
Fidelity Advisor Freedom 2020 Fund I Class – 06-CCK
Band 125
2021	$1.40	$1.50	221,298
2020	1.25	1.40	503,464
2019	1.07	1.25	657,719
2018	1.13	1.07	1,119,483
2017	1.00	1.13	1,169,564
2016	0.94	1.00	743,029
2015	1.00 (05/21/15)	0.94	886,103
Fidelity Advisor Freedom 2020 Fund M Class – 06-102
Band 125
2021	$1.99	$2.12	1,265,097
2020	1.79	1.99	1,545,103
2019	1.53	1.79	2,471,057
2018	1.64	1.53	2,699,537
2017	1.45	1.64	2,749,184
2016	1.37	1.45	3,985,887
2015	1.41	1.37	5,968,101
2014	1.36	1.41	7,198,634
2013	1.23	1.36	10,028,587
2012	1.12	1.23	14,036,695
Band 100
2021	$2.07	$2.21	624,803
2020	1.85	2.07	630,313
2019	1.59	1.85	1,299,717
2018	1.69	1.59	1,312,613
2017	1.49	1.69	1,579,627
2016	1.41	1.49	1,625,764
2015	1.44	1.41	1,421,674
2014	1.39	1.44	1,417,709
2013	1.25	1.39	916,314
2012	1.14	1.25	1,022,868

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2021	$2.24	$2.41	135,294
2020	2.00	2.24	181,942
2019	1.70	2.00	258,609
2018	1.80	1.70	385,007
2017	1.58	1.80	385,878
2016	1.49	1.58	350,892
2015	1.51	1.49	586,307
2014	1.45	1.51	570,079
2013	1.30	1.45	242,855
2012	1.18	1.30	218,638
Band 0
2021	$2.43	$2.62	–
2020	2.15	2.43	–
2019	1.82	2.15	–
2018	1.92	1.82	–
2017	1.68	1.92	–
2016	1.57	1.68	121,801
2015	1.59	1.57	280,752
2014	1.52	1.59	428,595
2013	1.35	1.52	526,361
2012	1.22	1.35	1,235,158
Fidelity Advisor Freedom 2025 Fund I Class – 06-CCM
Band 125
2021	$1.43	$1.55	974,447
2020	1.27	1.43	1,244,539
2019	1.07	1.27	1,404,673
2018	1.14	1.07	1,491,274
2017	0.99	1.14	1,310,561
2016	0.94	0.99	661,921
2015	1.00 (05/21/15)	0.94	701,247
Fidelity Advisor Freedom 2025 Fund M Class – 06-103
Band 125
2021	$2.11	$2.28	717,185
2020	1.88	2.11	784,451
2019	1.59	1.88	1,672,612
2018	1.71	1.59	1,700,222
2017	1.50	1.71	1,887,285
2016	1.42	1.50	2,161,344
2015	1.45	1.42	3,686,971
2014	1.40	1.45	4,654,005
2013	1.23	1.40	7,225,631
2012	1.11	1.23	10,735,273

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.20	$2.38	83,073
2020	1.95	2.20	141,171
2019	1.65	1.95	141,198
2018	1.77	1.65	171,830
2017	1.54	1.77	236,121
2016	1.46	1.54	259,071
2015	1.49	1.46	384,174
2014	1.43	1.49	530,717
2013	1.25	1.43	–
2012	1.13	1.25	–
Band 50
2021	$2.38	$2.59	115,670
2020	2.10	2.38	115,715
2019	1.77	2.10	115,783
2018	1.89	1.77	155,590
2017	1.64	1.89	166,958
2016	1.54	1.64	167,866
2015	1.56	1.54	208,772
2014	1.50	1.56	170,792
2013	1.30	1.50	98,479
2012	1.17	1.30	100,715
Band 0
2021	$2.57	$2.81	–
2020	2.27	2.57	–
2019	1.89	2.27	–
2018	2.01	1.89	–
2017	1.74	2.01	–
2016	1.62	1.74	943,281
2015	1.64	1.62	1,106,386
2014	1.57	1.64	1,023,276
2013	1.36	1.57	946,328
2012	1.21	1.36	1,360,533
Fidelity Advisor Freedom 2025 Fund Z6 Class – 06-GHR
Band 125
2021	$1.28	$1.39	375,462
Fidelity Advisor Freedom 2030 Fund I Class – 06-CCN
Band 125
2021	$1.48	$1.63	1,488,117
2020	1.31	1.48	1,680,792
2019	1.08	1.31	1,736,969
2018	1.17	1.08	2,043,701
2017	0.99	1.17	1,924,274
2016	0.93	0.99	1,192,207
2015	1.00 (05/21/15)	0.93	955,173

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2030 Fund M Class – 06-106
Band 125
2021	$2.17	$2.37	2,189,171
2020	1.92	2.17	2,140,400
2019	1.59	1.92	3,206,768
2018	1.73	1.59	3,493,878
2017	1.48	1.73	3,130,161
2016	1.39	1.48	3,845,147
2015	1.43	1.39	5,365,301
2014	1.38	1.43	6,665,118
2013	1.19	1.38	8,880,891
2012	1.07	1.19	11,953,765
Band 100
2021	$2.26	$2.48	287,361
2020	2.00	2.26	300,431
2019	1.65	2.00	818,127
2018	1.79	1.65	821,251
2017	1.52	1.79	968,926
2016	1.43	1.52	980,003
2015	1.46	1.43	977,226
2014	1.41	1.46	821,240
2013	1.22	1.41	702,787
2012	1.09	1.22	663,955
Band 50
2021	$2.45	$2.69	120,718
2020	2.15	2.45	120,784
2019	1.77	2.15	136,176
2018	1.91	1.77	81,437
2017	1.62	1.91	88,446
2016	1.51	1.62	101,705
2015	1.54	1.51	113,929
2014	1.47	1.54	91,837
2013	1.27	1.47	89,553
2012	1.13	1.27	25,956
Band 0
2021	$2.65	$2.93	–
2020	2.32	2.65	–
2019	1.89	2.32	–
2018	2.04	1.89	–
2017	1.72	2.04	–
2016	1.60	1.72	533,022
2015	1.62	1.60	985,252
2014	1.54	1.62	1,089,068
2013	1.32	1.54	949,696
2012	1.17	1.32	1,386,131
Fidelity Advisor Freedom 2030 Fund Z6 Class – 06-GHT
Band 125
2021	$1.31	$1.44	295,239

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2035 Fund I Class – 06-CCP
Band 125
2021	$1.54	$1.73	997,445
2020	1.34	1.54	1,008,300
2019	1.08	1.34	942,223
2018	1.19	1.08	1,025,134
2017	0.99	1.19	990,386
2016	0.92	0.99	646,280
2015	1.00 (05/21/15)	0.92	621,600
Fidelity Advisor Freedom 2035 Fund M Class – 06-107
Band 125
2021	$2.31	$2.58	1,671,511
2020	2.01	2.31	1,609,491
2019	1.63	2.01	1,883,246
2018	1.80	1.63	1,787,884
2017	1.51	1.80	1,692,400
2016	1.42	1.51	1,678,669
2015	1.45	1.42	2,729,255
2014	1.40	1.45	3,337,021
2013	1.19	1.40	5,443,162
2012	1.06	1.19	7,259,926
Band 100
2021	$2.40	$2.69	100,910
2020	2.09	2.40	117,460
2019	1.69	2.09	122,408
2018	1.86	1.69	142,278
2017	1.55	1.86	282,239
2016	1.46	1.55	311,965
2015	1.49	1.46	410,556
2014	1.43	1.49	435,251
2013	1.21	1.43	–
2012	1.07	1.21	–
Band 50
2021	$2.60	$2.93	38,579
2020	2.25	2.60	38,647
2019	1.81	2.25	40,158
2018	1.98	1.81	41,173
2017	1.65	1.98	42,442
2016	1.54	1.65	42,564
2015	1.56	1.54	32,196
2014	1.50	1.56	25,419
2013	1.26	1.50	18,604
2012	1.11	1.26	11,862

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.81	$3.18	–
2020	2.42	2.81	–
2019	1.94	2.42	–
2018	2.11	1.94	–
2017	1.75	2.11	–
2016	1.62	1.75	184,634
2015	1.64	1.62	428,614
2014	1.56	1.64	709,589
2013	1.31	1.56	689,886
2012	1.15	1.31	1,583,681
Fidelity Advisor Freedom 2035 Fund Z6 Class – 06-GHV
Band 125
2021	$1.35	$1.52	550,825
Fidelity Advisor Freedom 2040 Fund I Class – 06-CCR
Band 125
2021	$1.56	$1.79	723,007
2020	1.35	1.56	898,055
2019	1.08	1.35	968,717
2018	1.19	1.08	1,086,017
2017	0.99	1.19	978,772
2016	0.92	0.99	933,353
2015	1.00 (05/21/15)	0.92	683,903
Fidelity Advisor Freedom 2040 Fund M Class – 06-108
Band 125
2021	$2.33	$2.65	914,758
2020	2.02	2.33	945,800
2019	1.62	2.02	1,659,198
2018	1.80	1.62	1,711,691
2017	1.50	1.80	1,624,136
2016	1.41	1.50	1,909,524
2015	1.45	1.41	2,883,311
2014	1.40	1.45	3,873,514
2013	1.18	1.40	6,097,507
2012	1.05	1.18	8,023,085
Band 100
2021	$2.42	$2.76	225,382
2020	2.09	2.42	228,369
2019	1.68	2.09	380,286
2018	1.86	1.68	413,297
2017	1.55	1.86	414,029
2016	1.45	1.55	413,141
2015	1.48	1.45	475,066
2014	1.43	1.48	468,577
2013	1.20	1.43	183,955
2012	1.07	1.20	165,452

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2021	$2.62	$3.01	48,134
2020	2.25	2.62	48,179
2019	1.80	2.25	48,951
2018	1.98	1.80	49,013
2017	1.64	1.98	60,102
2016	1.53	1.64	60,216
2015	1.56	1.53	45,930
2014	1.49	1.56	13,964
2013	1.25	1.49	10,267
2012	1.10	1.25	4,717
Band 0
2021	$2.84	$3.27	–
2020	2.43	2.84	–
2019	1.93	2.43	–
2018	2.11	1.93	–
2017	1.74	2.11	–
2016	1.62	1.74	769,516
2015	1.64	1.62	894,197
2014	1.56	1.64	1,814,155
2013	1.30	1.56	2,216,911
2012	1.14	1.30	3,775,238
Fidelity Advisor Freedom 2040 Fund Z6 Class – 06-GHW
Band 125
2021	$1.36	$1.56	447,466
Fidelity Advisor Freedom 2045 Fund I Class – 06-CCT
Band 125
2021	$1.56	$1.79	763,584
2020	1.35	1.56	742,118
2019	1.08	1.35	906,350
2018	1.19	1.08	937,868
2017	0.99	1.19	757,383
2016	0.92	0.99	653,646
2015	1.00 (05/21/15)	0.92	598,193
Fidelity Advisor Freedom 2045 Fund M Class – 06-284
Band 125
2021	$1.82	$2.07	752,138
2020	1.58	1.82	662,692
2019	1.27	1.58	1,029,036
2018	1.41	1.27	1,055,434
2017	1.18	1.41	976,970
2016	1.10	1.18	975,219
2015	1.13	1.10	1,479,293
2014	1.09	1.13	2,154,882
2013	0.92	1.09	3,095,269
2012	0.81	0.92	3,857,436

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$1.88	$2.15	127,873
2020	1.63	1.88	132,017
2019	1.31	1.63	132,175
2018	1.44	1.31	140,630
2017	1.20	1.44	177,901
2016	1.13	1.20	183,848
2015	1.15	1.13	151,519
2014	1.11	1.15	138,610
2013	0.93	1.11	6,821
Band 50
2021	$2.02	$2.31	44,679
2020	1.73	2.02	45,233
2019	1.38	1.73	45,382
2018	1.52	1.38	45,539
2017	1.26	1.52	45,700
2016	1.18	1.26	45,886
2015	1.20	1.18	47,296
2014	1.15	1.20	31,181
2013	0.96	1.15	19,841
2012	0.84	0.96	9,330
Band 0
2021	$2.16	$2.49	–
2020	1.85	2.16	–
2019	1.47	1.85	–
2018	1.61	1.47	–
2017	1.33	1.61	–
2016	1.23	1.33	826,084
2015	1.25	1.23	1,258,937
2014	1.19	1.25	1,225,380
2013	0.98	1.19	1,113,020
2012	0.86	0.98	1,212,506
Fidelity Advisor Freedom 2045 Fund Z6 Class – 06-GHX
Band 125
2021	$1.36	$1.56	194,836
Fidelity Advisor Freedom 2050 Fund I Class – 06-CCV
Band 125
2021	$1.56	$1.79	772,374
2020	1.35	1.56	1,025,689
2019	1.08	1.35	1,075,476
2018	1.19	1.08	1,188,782
2017	0.99	1.19	971,872
2016	0.92	0.99	866,212
2015	1.00 (05/21/15)	0.92	619,395

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2050 Fund M Class – 06-286
Band 125
2021	$1.80	$2.05	823,000
2020	1.56	1.80	754,229
2019	1.25	1.56	970,000
2018	1.39	1.25	908,265
2017	1.16	1.39	787,409
2016	1.09	1.16	851,936
2015	1.12	1.09	1,246,853
2014	1.08	1.12	1,949,971
2013	0.90	1.08	2,353,264
2012	0.80	0.90	2,705,965
Band 100
2021	$1.86	$2.13	48,313
2020	1.61	1.86	49,021
2019	1.29	1.61	134,755
2018	1.43	1.29	119,659
2017	1.19	1.43	132,410
2016	1.12	1.19	131,818
2015	1.14	1.12	91,385
2014	1.10	1.14	62,965
2013	0.92	1.10	54,881
2012	0.81	0.92	36,582
Band 50
2021	$1.99	$2.29	60,457
2020	1.71	1.99	65,900
2019	1.37	1.71	66,027
2018	1.50	1.37	82,048
2017	1.25	1.50	98,306
2016	1.16	1.25	105,124
2015	1.19	1.16	50,377
2014	1.13	1.19	28,495
2013	0.94	1.13	41,163
2012	0.83	0.94	25,098
Band 0
2021	$2.13	$2.46	–
2020	1.83	2.13	–
2019	1.45	1.83	–
2018	1.59	1.45	–
2017	1.31	1.59	–
2016	1.22	1.31	797,513
2015	1.23	1.22	1,094,684
2014	1.17	1.23	972,941
2013	0.97	1.17	854,837
2012	0.85	0.97	890,020
Fidelity Advisor Freedom 2050 Fund Z6 Class – 06-GHY
Band 125
2021	$1.36	$1.56	401,433

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2055 Fund I Class – 06-CCW
Band 125
2021	$1.56	$1.79	565,413
2020	1.35	1.56	684,381
2019	1.08	1.35	626,577
2018	1.19	1.08	737,275
2017	0.99	1.19	504,540
2016	0.92	0.99	317,863
2015	1.00 (05/21/15)	0.92	229,919
Fidelity Advisor Freedom 2055 Fund M Class – 06-394
Band 125
2021	$2.31	$2.64	896,121
2020	2.01	2.31	763,015
2019	1.61	2.01	912,401
2018	1.79	1.61	603,946
2017	1.50	1.79	435,041
2016	1.40	1.50	368,142
2015	1.44	1.40	287,709
2014	1.39	1.44	234,721
2013	1.16	1.39	127,921
2012	1.02	1.16	27,174
Band 100
2021	$2.37	$2.70	–
2020	2.05	2.37	15,962
2019	1.64	2.05	15,962
2018	1.81	1.64	15,962
2017	1.51	1.81	15,962
2016	1.42	1.51	15,962
2015	1.45	1.42	17,093
2014	1.40	1.45	21,158
Band 50
2021	$2.48	$2.85	16,283
2020	2.13	2.48	16,322
2019	1.70	2.13	16,378
2018	1.87	1.70	16,436
2017	1.55	1.87	16,504
2016	1.45	1.55	16,584
2015	1.47	1.45	12,564
2014	1.41	1.47	11,950
2013	1.17	1.41	5,600
Band 0
2021	$2.59	$2.99	–
2020	2.22	2.59	–
2019	1.76	2.22	–
2018	1.93	1.76	–
2017	1.60	1.93	–
2016	1.48	1.60	55,805
2015	1.50	1.48	71,087
2014	1.43	1.50	36,009
2013	1.17	1.43	13,520
2012	1.02	1.17	2,593

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2055 Fund Z6 Class – 06-GJC
Band 125
2021	$1.36	$1.56	346,396
Fidelity Advisor Freedom 2060 Fund I Class – 06-CCX
Band 125
2021	$1.56	$1.79	31,808
2020	1.35	1.56	34,445
2019	1.08	1.35	47,621
2018	1.19	1.08	49,790
2017	0.99	1.19	24,647
2016	0.92	0.99	2,018
Fidelity Advisor Freedom 2060 Fund M Class – 06-CHG
Band 125
2021	$1.61	$1.84	1,133
2020	1.40	1.61	846
2019	1.12	1.40	456
2018	1.25	1.12	63
Fidelity Advisor Freedom Income Fund I Class – 06-CCG
Band 125
2021	$1.22	$1.25	7,221
2020	1.14	1.22	15,568
2019	1.04	1.14	34,533
2018	1.07	1.04	35,334
2017	1.00	1.07	33,587
2016	0.97	1.00	171,092
2015	1.00 (05/21/15)	0.97	181,614
Fidelity Advisor Freedom 2060 Fund Z6 Class – 06-GJF
Band 125
2021	$1.36	$1.57	3,456
Fidelity Advisor Freedom Income Fund M Class – 06-111
Band 125
2021	$1.53	$1.55	165,238
2020	1.43	1.53	151,511
2019	1.31	1.43	128,242
2018	1.36	1.31	133,684
2017	1.28	1.36	135,553
2016	1.24	1.28	135,629
2015	1.26	1.24	210,240
2014	1.24	1.26	285,067
2013	1.21	1.24	787,663
2012	1.16	1.21	921,412
Band 100
2021	$1.59	$1.62	28,027
2020	1.48	1.59	49,071
2019	1.36	1.48	50,774
2018	1.40	1.36	58,339
2017	1.31	1.40	73,528
2016	1.27	1.31	69,305
2015	1.30	1.27	105,118
2014	1.27	1.30	107,974

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.86	$1.91	–
2020	1.72	1.86	–
2019	1.56	1.72	–
2018	1.59	1.56	–
2017	1.48	1.59	–
2016	1.41	1.48	3,457
2015	1.43	1.41	1,051
2014	1.39	1.43	–
2013	1.33	1.39	1,938
2012	1.26	1.33	18
Fidelity Advisor Freedom Blend 2015 Fund Z6 Class – 06-46H
Band 125
2021	$1.16	$1.22	–
2020	1.04	1.16	17,979
Fidelity Advisor Freedom Blend 2020 Fund Z6 Class – 06-43N
Band 125
2021	$1.18	$1.26	220,082
2020	1.05	1.18	175,966
Fidelity Advisor Freedom Blend 2025 Fund Z6 Class – 06-43P
Band 125
2021	$1.19	$1.29	917,284
2020	1.05	1.19	877,499
Fidelity Advisor Freedom Blend 2030 Fund Z6 Class – 06-43R
Band 125
2021	$1.21	$1.33	515,125
2020	1.06	1.21	479,186
Fidelity Advisor Freedom Blend 2035 Fund Z6 Class – 06-43T
Band 125
2021	$1.24	$1.40	442,934
2020	1.07	1.24	428,986
Fidelity Advisor Freedom Blend 2040 Fund Z6 Class – 06-43V
Band 125
2021	$1.25	$1.44	278,456
2020	1.07	1.25	217,519
Fidelity Advisor Freedom Blend 2045 Fund Z6 Class – 06-43W
Band 125
2021	$1.25	$1.44	211,864
2020	1.07	1.25	218,746
Fidelity Advisor Freedom Blend 2050 Fund Z6 Class – 06-43X
Band 125
2021	$1.25	$1.44	257,805
2020	1.07	1.25	212,216
Fidelity Advisor Freedom Blend 2055 Fund Z6 Class – 06-43Y
Band 125
2021	$1.25	$1.44	240,786
2020	1.07	1.25	188,216

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom Blend 2060 Fund Z6 Class – 06-44C
Band 125
2021	$1.25	$1.44	85,467
2020	1.07	1.25	75,528
Fidelity Advisor Growth & Income Fund M Class – 06-265
Band 125
2021	$3.15	$3.90	87,717
2020	2.99	3.15	72,268
2019	2.33	2.99	76,132
2018	2.61	2.33	92,242
2017	2.27	2.61	68,463
2016	2.00	2.27	128,458
2015	2.08	2.00	136,221
2014	1.92	2.08	164,030
2013	1.47	1.92	142,149
2012	1.26	1.47	102,373
Band 100
2021	$3.29	$4.08	56,898
2020	3.11	3.29	49,357
2019	2.42	3.11	14,145
2018	2.70	2.42	12,687
2017	2.35	2.70	10,666
2016	2.06	2.35	8,918
2015	2.14	2.06	10,576
2014	1.97	2.14	8,584
2013	1.50	1.97	12,055
2012	1.29	1.50	29,925
Fidelity Advisor Growth Opportunities Fund M Class – 06-125
Band 125
2021	$7.03	$7.71	351,270
2020	4.23	7.03	296,921
2019	3.06	4.23	145,423
2018	2.72	3.06	143,412
2017	2.05	2.72	104,499
2016	2.08	2.05	173,388
2015	2.02	2.08	2,123,843
2014	1.83	2.02	2,262,893
2013	1.36	1.83	284,741
2012	1.16	1.36	296,324
Band 100
2021	$7.32	$8.06	39,922
2020	4.40	7.32	55,655
2019	3.17	4.40	84,106
2018	2.82	3.17	60,084
2017	2.12	2.82	35,214
2016	2.14	2.12	–
2015	2.07	2.14	6,234
2014	1.88	2.07	15,060

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor International Capital Appreciation Fund M Class – 06-155
Band 125
2021	$2.90	$3.20	2,641,783
2020	2.41	2.90	5,198,044
2019	1.85	2.41	7,632,247
2018	2.16	1.85	–
2017	1.62	2.16	–
2016	1.70	1.62	–
2015	1.68	1.70	–
2014	1.67	1.68	–
2013	1.39	1.67	–
2012	1.13	1.39	872
Fidelity Advisor International Capital Appreciation Fund Z Class – 06-FVJ
Band 125
2021	$1.52	$1.68	2,952,663
2020	1.25	1.52	2,774,283
2019	0.96	1.25	2,301,710
2018	1.11	0.96	86,564
Fidelity Advisor Leveraged Company Stock Fund A Class – 06-232
Band 125
2021	$2.71	$3.35	132,225
2020	2.13	2.71	152,479
2019	1.67	2.13	146,044
2018	2.01	1.67	270,761
2017	1.73	2.01	533,723
2016	1.61	1.73	767,858
2015	1.73	1.61	1,245,739
2014	1.66	1.73	1,009,736
2013	1.23	1.66	630,671
2012	0.97	1.23	976,923
Fidelity Advisor Leveraged Company Stock Fund M Class – 06-233
Band 125
2021	$2.62	$3.23	276,350
2020	2.07	2.62	282,985
2019	1.62	2.07	542,997
2018	1.96	1.62	706,668
2017	1.69	1.96	1,162,688
2016	1.58	1.69	1,578,186
2015	1.70	1.58	2,112,772
2014	1.64	1.70	2,779,037
2013	1.22	1.64	3,117,489
2012	0.96	1.22	3,030,878
Band 100
2021	$2.72	$3.36	52,375
2020	2.14	2.72	73,234
2019	1.67	2.14	72,479
2018	2.01	1.67	67,558
2017	1.74	2.01	62,759
2016	1.61	1.74	61,817
2015	1.73	1.61	57,951
2014	1.67	1.73	54,456
2013	1.24	1.67	32,745

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2021	$2.92	$3.62	–
2020	2.28	2.92	772
2019	1.77	2.28	818
2018	2.13	1.77	821
2017	1.83	2.13	833
2016	1.69	1.83	855
2015	1.81	1.69	919
2014	1.73	1.81	1,201
2013	1.28	1.73	1,227
Band 0
2021	$3.13	$3.91	–
2020	2.44	3.13	–
2019	1.89	2.44	–
2018	2.25	1.89	–
2017	1.93	2.25	131,951
2016	1.77	1.93	343,570
2015	1.88	1.77	313,567
2014	1.79	1.88	321,840
2013	1.32	1.79	416,282
2012	1.02	1.32	466,889
Fidelity Advisor New Insights Fund A Class – 06-295
Band 125
2021	$3.61	$4.43	80,901
2020	2.96	3.61	101,306
2019	2.32	2.96	195,901
2018	2.46	2.32	187,753
2017	1.94	2.46	2,728,328
2016	1.85	1.94	2,636,638
2015	1.83	1.85	2,784,320
2014	1.70	1.83	2,117,824
2013	1.30	1.70	2,063,086
2012	1.14	1.30	1,705,153
Fidelity Advisor New Insights Fund M Class – 06-166
Band 125
2021	$4.11	$5.04	554,910
2020	3.38	4.11	593,977
2019	2.66	3.38	892,090
2018	2.82	2.66	925,251
2017	2.24	2.82	1,173,188
2016	2.14	2.24	1,821,127
2015	2.12	2.14	2,942,457
2014	1.97	2.12	3,142,808
2013	1.51	1.97	5,362,012
2012	1.32	1.51	4,847,774

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$4.28	$5.25	360,948
2020	3.50	4.28	395,193
2019	2.75	3.50	519,931
2018	2.91	2.75	595,450
2017	2.30	2.91	730,105
2016	2.19	2.30	907,687
2015	2.17	2.19	940,202
2014	2.01	2.17	936,739
2013	1.54	2.01	18,005
2012	1.34	1.54	31,384
Band 0
2021	$5.00	$6.20	–
2020	4.05	5.00	–
2019	3.15	4.05	–
2018	3.30	3.15	–
2017	2.59	3.30	–
2016	2.44	2.59	–
2015	2.39	2.44	59,962
2014	2.19	2.39	51,699
2013	1.66	2.19	37,775
2012	1.44	1.66	152,795
Fidelity Advisor New Insights Fund Z Class – 06-FVK
Band 125
2021	$1.65	$2.04	–
2020	1.35	1.65	–
2019	1.05	1.35	486,391
2018	1.11	1.05	607,022
Fidelity Advisor Real Estate Fund A Class – 06-392
Band 125
2021	$1.66	$2.26	–
2020	1.80	1.66	29,714
2019	1.49	1.80	77,652
2018	1.61	1.49	408,478
2017	1.58	1.61	449,168
2016	1.52	1.58	2,086,140
2015	1.49	1.52	2,172,649
2014	1.16	1.49	2,005,074
2013	1.16	1.16	1,288,729
2012	0.99	1.16	223,876
Fidelity Advisor Real Estate Fund I Class – 06-047
Band 125
2021	$1.36	$1.86	77,930
2020	1.47	1.36	107,855
2019	1.21	1.47	277,662
2018	1.31	1.21	704,539
2017	1.28	1.31	799,883
2016	1.23	1.28	932,440
2015	1.20	1.23	271,703
2014	1.00 (02/14/14)	1.20	36,647

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Real Estate Fund M Class – 06-391
Band 125
2021	$1.62	$2.21	25,446
2020	1.77	1.62	23,843
2019	1.46	1.77	22,479
2018	1.59	1.46	21,701
2017	1.56	1.59	38,222
2016	1.50	1.56	268,614
2015	1.47	1.50	258,457
2014	1.16	1.47	239,983
2013	1.16	1.16	161,912
2012	0.99	1.16	135,355
Fidelity Advisor Small Cap Fund A Class – 06-393
Band 125
2021	$2.00	$2.60	16,499
2020	1.73	2.00	2
2019	1.33	1.73	6,708
2018	1.62	1.33	6,641
2017	1.44	1.62	6,575
2016	1.34	1.44	221
2015	1.38	1.34	198
2014	1.28	1.38	193
2013	0.94	1.28	29,300
2012	0.90	0.94	79,329
Band 0
2021	$2.26	$2.96	–
2020	1.93	2.26	–
2019	1.46	1.93	–
2018	1.75	1.46	–
2017	1.54	1.75	–
2016	1.41	1.54	–
2015	1.44	1.41	4,922
2014	1.32	1.44	306
Fidelity Advisor Small Cap Fund M Class – 06-275
Band 125
2021	$4.72	$6.11	374,329
2020	4.09	4.72	393,334
2019	3.14	4.09	531,480
2018	3.83	3.14	644,241
2017	3.42	3.83	989,508
2016	3.18	3.42	1,269,516
2015	3.29	3.18	1,432,690
2014	3.07	3.29	1,640,288
2013	2.25	3.07	2,634,558
2012	2.16	2.25	3,699,649

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$4.93	$6.39	35,403
2020	4.26	4.93	47,999
2019	3.26	4.26	60,639
2018	3.97	3.26	101,499
2017	3.53	3.97	122,728
2016	3.28	3.53	128,483
2015	3.38	3.28	154,834
2014	3.15	3.38	147,562
2013	2.31	3.15	1,315
2012	2.20	2.31	14,164
Band 50
2021	$5.37	$7.00	96,946
2020	4.62	5.37	95,683
2019	3.52	4.62	105,691
2018	4.26	3.52	116,613
2017	3.78	4.26	121,152
2016	3.49	3.78	130,464
2015	3.57	3.49	133,962
2014	3.31	3.57	157,043
2013	2.41	3.31	149,868
2012	2.29	2.41	146,209
Band 0
2021	$5.94	$7.78	–
2020	5.08	5.94	–
2019	3.85	5.08	–
2018	4.64	3.85	5,086
2017	4.09	4.64	4,489
2016	3.76	4.09	26,602
2015	3.83	3.76	454,194
2014	3.54	3.83	532,036
2013	2.56	3.54	724,941
2012	2.42	2.56	829,165
Fidelity Advisor Stock Selector All Cap Fund M Class – 06-841
Band 125
2021	$2.72	$3.29	38,051
2020	2.22	2.72	41,532
2019	1.71	2.22	53,984
2018	1.90	1.71	72,646
2017	1.55	1.90	73,653
2016	1.44	1.55	94,039
2015	1.46	1.44	94,976
2014	1.34	1.46	115,104
2013	1.02	1.34	193,156
2012	1.00 (10/26/12)	1.02	177,292

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.77	$3.36	55,641
2020	2.26	2.77	83,778
2019	1.73	2.26	94,616
2018	1.93	1.73	99,703
2017	1.56	1.93	103,180
2016	1.45	1.56	110,416
2015	1.47	1.45	109,418
2014	1.35	1.47	87,403
Fidelity Advisor Stock Selector Mid Cap Fund M Class – 06-270
Band 125
2021	$4.10	$4.97	27,144
2020	3.69	4.10	32,582
2019	2.90	3.69	45,022
2018	3.22	2.90	130,413
2017	2.73	3.22	128,093
2016	2.51	2.73	77,054
2015	2.64	2.51	67,297
2014	2.44	2.64	51,609
2013	1.89	2.44	39,888
2012	1.61	1.89	54,836
Fidelity Advisor Strategic Dividend & Income Fund I Class – 06-026
Band 125
2021	$1.71	$2.01	127,354
2020	1.55	1.71	350,619
2019	1.29	1.55	410,963
2018	1.36	1.29	931,478
2017	1.23	1.36	837,030
2016	1.11	1.23	477,433
Fidelity Advisor Strategic Dividend & Income Fund M Class – 06-043
Band 125
2021	$1.65	$1.93	–
2020	1.51	1.65	–
2019	1.25	1.51	–
2018	1.34	1.25	5
2017	1.21	1.34	23,631
2016	1.09	1.21	208,742
2015	1.13	1.09	325,886
Band 50
2021	$1.74	$2.05	–
2020	1.58	1.74	967,921
2019	1.30	1.58	959,239
2018	1.38	1.30	974,626
2017	1.24	1.38	966,921

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Strategic Income Fund A Class – 06-110
Band 125
2021	$1.38	$1.41	357,958
2020	1.30	1.38	288,661
2019	1.19	1.30	350,987
2018	1.24	1.19	303,605
2017	1.17	1.24	295,926
2016	1.09	1.17	245,227
2015	1.12	1.09	196,712
2014	1.10	1.12	48,557
2013	1.11	1.10	189,652
2012	1.02	1.11	141,179
Fidelity Advisor Total Bond Fund I Class – 06-027
Band 125
2021	$1.26	$1.24	7,435,285
2020	1.17	1.26	4,203,355
2019	1.08	1.17	3,989,128
2018	1.10	1.08	3,308,954
2017	1.07	1.10	3,224,430
2016	1.02	1.07	5,372,057
2015	1.04	1.02	4,120,155
2014	1.00	1.04	160,829
Band 0
2021	$1.38	$1.37	88,519
2020	1.26	1.38	81,230
2019	1.15	1.26	828,408
2018	1.16	1.15	889,108
2017	1.11	1.16	1,021,214
2016	1.05	1.11	903,636
2015	1.05	1.05	18,675
2014	1.00	1.05	1,378
Fidelity Advisor Total Bond Fund M Class – 06-044
Band 125
2021	$1.24	$1.22	635,788
2020	1.15	1.24	274,807
2019	1.06	1.15	232,399
2018	1.09	1.06	246,177
2017	1.06	1.09	398,814
2016	1.02	1.06	391,802
2015	1.04	1.02	878,079
2014	1.00	1.04	45,730
Fidelity Advisor Total Bond Fund Z Class – 06-FVM
Band 125
2021	$1.16	$1.14	7,774,256
2020	1.07	1.16	2,240,560
2019	0.99	1.07	1,328,473
2018	1.01	0.99	1,036,178

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Value Fund A Class – 06-322
Band 125
2021	$1.91	$2.55	18,949
2020	1.77	1.91	31,253
2019	1.36	1.77	28,699
2018	1.68	1.36	26,610
2017	1.48	1.68	1,096
2016	1.30	1.48	190
2015	1.41	1.30	–
2014	1.28	1.41	2,566
2013	0.95	1.28	3,741
2012	0.80	0.95	2,726
Fidelity Emerging Markets Index Fund – 06-3WN
Band 125
2021	$1.22	$1.17	618,982
2020	1.05	1.22	148,197
Fidelity Extended Market Index Fund – 06-3WJ
Band 125
2021	$1.39	$1.54	161,566
2020	1.07	1.39	42,417
Fidelity Freedom® Index 2025 Fund Investor Class – 06-4C7
Band 125
2021	$1.17	$1.27	9,258
Fidelity Freedom® Index 2030 Fund Investor Class – 06-4C9
Band 125
2021	$1.19	$1.30	224,755
2020	1.06	1.19	223,885
Fidelity Freedom® Index 2035 Fund Investor Class – 06-4CC
Band 125
2021	$1.22	$1.37	69,989
Fidelity Freedom® Index 2040 Fund Investor Class – 06-4CF
Band 125
2021	$1.24	$1.41	360
Fidelity Freedom® Index 2045 Fund Investor Class – 06-4CG
Band 125
2021	$1.23	$1.41	1,373
2020	1.07	1.23	1,404
Fidelity Freedom® Index 2050 Fund Investor Class – 06-4CH
Band 125
2021	$1.24	$1.41	–
2020	1.07	1.24	153,072
Fidelity Freedom® Index 2055 Fund Investor Class – 06-4CJ
Band 125
2021	$1.24	$1.41	14,091
2020	1.07	1.24	3,922

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Freedom® Index 2060 Fund Investor Class – 06-4CK
Band 125
2021	$1.23	$1.41	53,159
2020	1.07	1.23	23,718
Fidelity Inflation-Protected Bond Index Fund – 06-3WK
Band 125
2021	$1.14	$1.19	77,860
2020	1.04	1.14	19,475
Fidelity International Index Fund – 06-3HX
Band 125
2021	$1.14	$1.26	3,196,158
2020	1.07	1.14	1,833,536
2019	0.89	1.07	409,738
Fidelity Large Cap Gro Idx Inst Class – 06-4RK
Band 125
2021	$1.00 (01/22/21)	$1.23	165,039
Fidelity Mid Cap Index Fund – 06-3HW
Band 125
2021	$1.26	$1.53	10,617,032
2020	1.09	1.26	8,834,604
2019	0.85	1.09	5,252,654
Fidelity Real Estate Index Fund – 06-3WP
Band 125
2021	$0.93	$1.29	366,924
2020	1.06	0.93	328,703
Fidelity Small Cap Index Fund – 06-3HV
Band 125
2021	$1.16	$1.31	13,326,247
2020	0.98	1.16	6,516,900
2019	0.79	0.98	4,277,780
Fidelity Total International Index Fund – 06-3WH
Band 125
2021	$1.18	$1.26	537,131
2020	1.07	1.18	407,509
2019	1.00 (04/25/19)	1.07	207,768
Fidelity Total Market Index Fund – 06-3MR
Band 125
2021	$1.39	$1.73	10,593,288
2020	1.17	1.39	335,455
2019	0.90	1.17	51
Fidelity U.S. Bond Index Fund – 06-3HT
Band 125
2021	$1.15	$1.11	3,171,829
2020	1.08	1.15	3,739,540
2019	1.00	1.08	689,440
Fidelity US Sustainability Index Fund – 06-3X3
Band 125
2021	$1.36	$1.77	20,475

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity VIP Asset Manager Portfolio Initial Class – 06-230
Band 125
2021	$4.51	$4.89	3,700,906
2020	3.97	4.51	3,946,104
2019	3.40	3.97	4,450,163
2018	3.64	3.40	5,190,699
2017	3.23	3.64	6,048,970
2016	3.17	3.23	7,717,820
2015	3.21	3.17	8,606,176
2014	3.07	3.21	9,480,841
2013	2.69	3.07	10,911,197
2012	2.42	2.69	11,834,430
Fidelity VIP Contrafund Portfolio Initial Class – 06-245
Band 125
2021	$12.39	$15.64	6,937,291
2020	9.61	12.39	7,618,919
2019	7.39	9.61	8,640,122
2018	8.00	7.39	10,033,216
2017	6.65	8.00	13,466,325
2016	6.23	6.65	17,903,994
2015	6.27	6.23	21,776,662
2014	5.67	6.27	25,086,174
2013	4.37	5.67	27,915,357
2012	3.80	4.37	31,205,271
Band 0
2021	$17.10	$21.85	–
2020	13.09	17.10	–
2019	9.95	13.09	–
2018	10.63	9.95	–
2017	8.72	10.63	447,009
2016	8.07	8.72	101,352
2015	8.02	8.07	117,566
2014	7.16	8.02	67,351
2013	5.46	7.16	47,458
2012	4.69	5.46	37,147
Fidelity VIP Equity-Income Portfolio Initial Class – 06-205
Band 125
2021	$5.66	$6.98	1,659,501
2020	5.37	5.66	1,863,397
2019	4.27	5.37	2,179,202
2018	4.71	4.27	2,407,997
2017	4.22	4.71	2,717,837
2016	3.62	4.22	3,028,660
2015	3.82	3.62	3,708,929
2014	3.56	3.82	4,065,814
2013	2.81	3.56	4,242,896
2012	2.43	2.81	4,188,660

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity VIP Growth Portfolio Initial Class – 06-210
Band 125
2021	$12.49	$15.19	4,939,092
2020	8.79	12.49	5,321,906
2019	6.62	8.79	6,575,061
2018	6.72	6.62	7,061,144
2017	5.03	6.72	7,041,779
2016	5.06	5.03	8,495,721
2015	4.78	5.06	9,660,947
2014	4.35	4.78	10,315,898
2013	3.23	4.35	11,460,097
2012	2.85	3.23	13,423,382
Fidelity VIP High Income Portfolio Initial Class – 06-215
Band 125
2021	$3.20	$3.30	1,229,991
2020	3.15	3.20	1,286,782
2019	2.77	3.15	1,344,032
2018	2.90	2.77	1,431,842
2017	2.75	2.90	1,691,348
2016	2.43	2.75	2,027,821
2015	2.55	2.43	2,631,174
2014	2.55	2.55	3,000,844
2013	2.44	2.55	4,612,129
2012	2.16	2.44	4,803,037
Fidelity VIP Overseas Portfolio Initial Class – 06-220
Band 125
2021	$3.91	$4.62	1,810,019
2020	3.42	3.91	1,986,061
2019	2.71	3.42	2,368,610
2018	3.22	2.71	2,768,407
2017	2.50	3.22	3,185,952
2016	2.67	2.50	3,594,107
2015	2.61	2.67	3,987,222
2014	2.88	2.61	4,140,465
2013	2.23	2.88	4,719,462
2012	1.87	2.23	4,986,475
Band 0
2021	$5.52	$6.61	–
2020	4.78	5.52	–
2019	3.74	4.78	–
2018	4.39	3.74	1,987
2017	3.37	4.39	2,012
2016	3.55	3.37	2,038
2015	3.42	3.55	2,063
2014	3.72	3.42	2,089
First Eagle Global Fund R6 Class – 06-3VC
Band 125
2021	$1.17	$1.30	517,374
2020	1.09	1.17	263,868

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
First Eagle Overseas Fund R6 Class – 06-3VF
Band 125
2021	$1.15	$1.20	26,709
Franklin DynaTech Fund R6 Class – 06-3RY
Band 125
2021	$1.95	$2.18	1,991,302
2020	1.25	1.95	260,846
Franklin Equity Income Fund R6 Class – 06-3T3
Band 125
2021	$1.24	$1.54	12,513
Franklin Growth Fund A Class – 06-819
Band 125
2021	$3.42	$4.12	0
2020	2.65	3.42	60,766
2019	2.03	2.65	194,970
2018	2.13	2.03	644,378
2017	1.70	2.13	602,225
2016	1.59	1.70	582,760
2015	1.58	1.59	7,583,360
2014	1.39	1.58	5,431,574
2013	1.09	1.39	3,616,959
Band 0
2021	$3.86	$4.70	31,889
2020	2.95	3.86	28,804
2019	2.23	2.95	19,915
2018	2.31	2.23	22,367
2017	1.82	2.31	18,169
2016	1.68	1.82	13,434
2015	1.65	1.68	8,598
2014	1.44	1.65	3,884
Franklin Growth Fund Advisor Class – 06-CMX
Band 125
2021	$2.20	$2.65	327,755
2020	1.70	2.20	4,691,518
2019	1.30	1.70	4,933,465
2018	1.36	1.30	4,959,601
2017	1.08	1.36	96,552
2016	1.00 (05/12/16)	1.08	80,884
Franklin Growth Fund R Class – 06-818
Band 125
2021	$3.34	$4.01	104,831
2020	2.60	3.34	101,161
2019	2.00	2.60	181,177
2018	2.10	2.00	215,581
2017	1.68	2.10	345,396
2016	1.57	1.68	252,089
2015	1.56	1.57	332,483
2014	1.38	1.56	275,358
2013	1.08	1.38	253,872
2012	0.97	1.08	333,858

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$3.77	$4.58	–
2020	2.89	3.77	–
2019	2.19	2.89	–
2018	2.27	2.19	–
2017	1.80	2.27	–
2016	1.66	1.80	31,879
2015	1.64	1.66	29,627
2014	1.43	1.64	27,273
2013	1.11	1.43	28,189
2012	0.98	1.11	22,889
Franklin Growth Opportunities Fund Advisor Class – 06-CNW
Band 125
2021	$2.45	$2.85	29,136
2020	1.70	2.45	6,634
2019	1.29	1.70	5,662
2018	1.31	1.29	915
2017	1.03	1.31	234
Franklin Growth Opportunities Fund R Class – 06-4PN
Band 125
2021	$1.09	$1.27	739
Franklin Growth Opportunities Fund R Class – 06-CMW
Band 125
2021	$2.40	$2.77	10,063
2020	1.67	2.40	25,233
2019	1.27	1.67	37,084
2018	1.30	1.27	35,085
2017	1.03	1.30	36,670
2016	1.00 (05/12/16)	1.03	495,829
Band 100
2021	$2.42	$2.81	29,907
2020	1.69	2.42	34,397
2019	1.28	1.69	41,383
2018	1.31	1.28	45,422
2017	1.03	1.31	46,671
2016	1.00 (05/12/16)	1.03	57,085
Franklin Growth Series R6 Class – 06-FXP
Band 125
2021	$1.79	$2.16	352,747
2020	1.38	1.79	348,085
2019	1.06	1.38	404,770
2018	1.10	1.06	54,392

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Franklin Income Fund Advisor Class – 06-719
Band 125
2021	$1.51	$1.75	463,028
2020	1.47	1.51	438,998
2019	1.28	1.47	542,958
2018	1.37	1.28	553,184
2017	1.28	1.37	540,130
2016	1.11	1.28	1,254,409
2015	1.22	1.11	1,087,922
2014	1.19	1.22	629,998
2013	1.05	1.19	448,720
Franklin Income Fund R Class – 06-724
Band 125
2021	$1.45	$1.68	162,744
2020	1.42	1.45	191,684
2019	1.25	1.42	185,092
2018	1.34	1.25	183,201
2017	1.26	1.34	147,409
2016	1.09	1.26	506,335
2015	1.21	1.09	485,992
2014	1.18	1.21	270,692
2013	1.05	1.18	167,382
Band 100
2021	$1.48	$1.71	107,520
2020	1.45	1.48	181,190
2019	1.27	1.45	273,673
2018	1.36	1.27	278,245
2017	1.27	1.36	248,710
2016	1.10	1.27	148,441
2015	1.21	1.10	133,662
2014	1.19	1.21	114,690
Band 50
2021	$1.54	$1.79	–
2020	1.50	1.54	7,933
2019	1.31	1.50	7,939
2018	1.39	1.31	12,407
2017	1.30	1.39	16,984
2016	1.12	1.30	17,176
2015	1.23	1.12	16,961
2014	1.19	1.23	20,186
Franklin Income Fund R6 Class – 06-GKR
Band 125
2021	$1.11	$1.29	150,952
2020	1.08	1.11	145,872
Franklin International Growth Fund R6 Class – 06-3T4
Band 125
2021	$1.65	$1.66	1,674,649
2020	1.26	1.65	1,114,052

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Franklin Mutual Global Discovery Fund R Class – 06-726
Band 125
2021	$1.54	$1.82	–
2020	1.64	1.54	–
2019	1.34	1.64	–
2018	1.53	1.34	38,458
2017	1.42	1.53	269,306
2016	1.28	1.42	234,161
2015	1.35	1.28	286,501
2014	1.30	1.35	427,253
2013	1.05	1.30	74,839
Franklin Mutual Global Discovery Fund Z Class – 06-723
Band 125
2021	$1.61	$1.90	91,486
2020	1.70	1.61	1,375,903
2019	1.38	1.70	1,289,798
2018	1.57	1.38	9,131,278
2017	1.45	1.57	2,549,252
2016	1.30	1.45	2,265,558
2015	1.36	1.30	2,011,795
2014	1.31	1.36	1,378,183
2013	1.05	1.31	1,252,273
Franklin Rising Dividends Fund R6 Class – 06-3T7
Band 125
2021	$1.42	$1.78	1,860
Franklin Small Cap Growth Fund R6 Class – 06-3T9
Band 125
2021	$1.69	$1.66	55,429
2020	1.21	1.69	13,469
Band 75
2021	$1.70	$1.69	112,273
2020	1.21	1.70	135,227
Franklin Small Cap Value Fund A Class – 06-247
Band 125
2021	$2.24	$2.78	22,054
2020	2.15	2.24	59,688
2019	1.73	2.15	205,628
2018	2.00	1.73	206,745
2017	1.84	2.00	410,058
2016	1.43	1.84	853,644
2015	1.58	1.43	863,033
2014	1.59	1.58	566,857
2013	1.20	1.59	325,485
2012	1.03	1.20	248,472

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.67	$3.36	5,829
2020	2.54	2.67	5,116
2019	2.01	2.54	3,324
2018	2.31	2.01	62
2017	2.08	2.31	12
2016	1.61	2.08	–
2015	1.74	1.61	153
Franklin Small Cap Value Fund Advisor Class – 06-CMY
Band 125
2021	$1.51	$1.88	1,578,725
2020	1.45	1.51	176,026
2019	1.16	1.45	94,125
2018	1.34	1.16	99,341
2017	1.22	1.34	54,714
2016	1.00 (05/12/16)	1.22	22,965
Franklin Small Cap Value Fund R Class – 06-248
Band 125
2021	$2.17	$2.68	67,808
2020	2.09	2.17	52,843
2019	1.68	2.09	82,919
2018	1.96	1.68	104,478
2017	1.79	1.96	249,746
2016	1.41	1.79	533,908
2015	1.55	1.41	668,193
2014	1.57	1.55	1,094,571
2013	1.18	1.57	1,395,115
2012	1.01	1.18	1,246,050
Band 75
2021	$2.33	$2.89	–
2020	2.23	2.33	–
2019	1.79	2.23	3,362
Band 0
2021	$2.59	$3.24	–
2020	2.46	2.59	–
2019	1.96	2.46	43,605
2018	2.25	1.96	41,653
2017	2.04	2.25	43,626
2016	1.58	2.04	61,150
2015	1.71	1.58	86,536
2014	1.72	1.71	85,361
2013	1.28	1.72	134,712
2012	1.08	1.28	120,083
Franklin Small Cap Value Fund R6 Class – 06-GKT
Band 125
2021	$1.16	$1.44	2,540,870
2020	1.11	1.16	417,127
2019	0.89	1.11	13,638
2018	1.02	0.89	687

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Franklin Small-Mid Cap Growth Fund R Class – 06-890
Band 125
2021	$4.98	$5.39	92,238
2020	3.24	4.98	100,454
2019	2.50	3.24	33,415
2018	2.66	2.50	61,007
2017	2.22	2.66	65,942
2016	2.16	2.22	72,339
2015	2.24	2.16	151,505
2014	2.11	2.24	145,814
2013	1.55	2.11	239,753
2012	1.42	1.55	181,475
Band 100
2021	$5.19	$5.64	21,752
2020	3.37	5.19	22,299
2019	2.59	3.37	22,070
2018	2.75	2.59	24,136
2017	2.29	2.75	27,491
2016	2.22	2.29	37,352
2015	2.30	2.22	42,139
2014	2.16	2.30	62,735
Franklin Small-Mid Cap Growth Fund R6 Class – 06-3TC
Band 125
2021	$1.87	$2.04	40,617
Franklin Small-Mid Cap Growth Fund Advisor Class – 06-CNC
Band 125
2021	$2.45	$2.67	32,059
2020	1.59	2.45	12,002
2019	1.22	1.59	11,466
2018	1.29	1.22	6,577
Franklin Strategic Income Fund A Class – 06-821
Band 125
2021	$1.23	$1.24	–
2020	1.20	1.23	–
2019	1.13	1.20	–
2018	1.16	1.13	2,183
2017	1.13	1.16	2,169
2016	1.06	1.13	66,035
2015	1.12	1.06	158,969
2014	1.11	1.12	235,731
2013	1.09	1.11	218,663
2012	0.98	1.09	126,672
Franklin Strategic Income Fund Advisor Class – 06-CNF
Band 125
2021	$1.15	$1.16	–
2020	1.12	1.15	88

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Franklin Strategic Income Fund R Class – 06-915
Band 125
2021	$1.87	$1.88	341,187
2020	1.84	1.87	362,005
2019	1.73	1.84	521,995
2018	1.78	1.73	850,694
2017	1.73	1.78	910,231
2016	1.63	1.73	1,420,444
2015	1.73	1.63	1,738,704
2014	1.72	1.73	2,057,988
2013	1.70	1.72	2,132,926
2012	1.53	1.70	2,923,210
Band 100
2021	$1.96	$1.97	47,659
2020	1.92	1.96	47,297
2019	1.79	1.92	54,851
2018	1.85	1.79	90,431
2017	1.79	1.85	147,331
2016	1.68	1.79	195,726
2015	1.78	1.68	225,134
2014	1.77	1.78	226,508
2013	1.74	1.77	1,660
Band 0
2021	$2.33	$2.37	–
2020	2.25	2.33	–
2019	2.09	2.25	93,674
2018	2.13	2.09	91,942
2017	2.05	2.13	86,673
2016	1.90	2.05	110,318
2015	1.99	1.90	254,334
2014	1.96	1.99	224,423
2013	1.91	1.96	256,216
2012	1.70	1.91	500,825
Franklin Strategic Income Fund R6 Class – 06-CXH
Band 125
2021	$1.12	$1.13	1,079,842
2020	1.09	1.12	1,340,661
2019	1.02	1.09	1,130,630
2018	1.04	1.02	826,537
2017	1.01	1.04	890,317
Franklin Utilities Fund Advisor Class – 06-FPC
Band 125
2021	$1.39	$1.62	12,941
2020	1.43	1.39	133,910
2019	1.14	1.43	256,433
2018	1.12	1.14	236,187
2017	1.03	1.12	207,704

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Franklin Utilities Fund R Class – 06-FPN
Band 125
2021	$1.36	$1.58	2,737
2020	1.41	1.36	14,349
2019	1.13	1.41	17,652
2018	1.12	1.13	14,142
2017	1.03	1.12	31,349
Franklin Utilities Fund R6 Class – 06-FNP
Band 125
2021	$1.39	$1.63	250,611
2020	1.43	1.39	67,888
2019	1.14	1.43	54,224
2018	1.12	1.14	38,130
2017	1.03	1.12	34,010
Goldman Sachs Core Fixed Income Fund R Class – 06-4PV
Band 125
2021	$1.01	$0.98	7,793,835
Goldman Sachs Emerging Markets Equity Fund R6 Class – 06-3GG
Band 125
2021	$1.38	$1.33	896
2020	1.07	1.38	10,742
Goldman Sachs Financial Square Government Fund Admin Class – 06-CGH
Band 125
2021	$0.98	$0.97	9,298,136
2020	0.99	0.98	11,309,844
2019	0.98	0.99	10,213,569
2018	0.98	0.98	8,713,777
2017	0.99	0.98	10,681,204
2016	1.00	0.99	11,422,677
2015	1.00 (11/20/15)	1.00	14,404,189
Band 0
2021	$1.04	$1.04	–
2020	1.04	1.04	–
2019	1.02	1.04	1,584,385
2018	1.01	1.02	903,299
2017	1.00	1.01	375,526
2016	1.00	1.00	360,628
2015	1.00 (11/20/15)	1.00	349,173
Goldman Sachs Financial Square Government Fund Resource Class – 06-CGJ
Band 125
2021	$0.96	$0.95	3,061,203
2020	0.98	0.96	3,380,522
2019	0.97	0.98	3,380,491
2018	0.98	0.97	3,274,466
2017	0.99	0.98	3,374,995
2016	1.00	0.99	3,530,889
2015	1.00 (11/20/15)	1.00	2,847,205

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$0.98	$0.97	1,417,368
2020	0.99	0.98	2,185,236
2019	0.98	0.99	2,070,067
2018	0.98	0.98	2,589,034
2017	0.99	0.98	3,428,958
2016	1.00	0.99	2,590,713
2015	1.00 (11/20/15)	1.00	3,142,621
Band 50
2021	$1.00	$1.00	125,701
2020	1.01	1.00	133,070
2019	1.00	1.01	124,503
2018	0.99	1.00	309,464
2017	0.99	0.99	234,336
2016	1.00	0.99	238,368
2015	1.00 (11/20/15)	1.00	124,832
Band 0
2021	$1.03	$1.03	–
2020	1.03	1.03	–
2019	1.01	1.03	–
2018	1.00	1.01	–
2017	1.00	1.00	–
2016	1.00	1.00	–
2015	1.00 (11/20/15)	1.00	133,831
Goldman Sachs Financial Square Government Fund R6 Class – 06-CXJ
Band 125
2021	$1.00	$0.99	821,870
2020	1.01	1.00	745,335
2019	1.00	1.01	674,026
2018	0.99	1.00	541,905
2017	1.00	0.99	74,424
Goldman Sachs Growth Opportunities Fund Investor Class – 06-727
Band 125
2021	$3.22	$3.55	20,075
2020	2.25	3.22	16,948
2019	1.69	2.25	1,860
2018	1.81	1.69	212,416
2017	1.44	1.81	837,386
2016	1.44	1.44	1,259,284
2015	1.54	1.44	3,097,713
2014	1.40	1.54	2,915,199
2013	1.07	1.40	1,845,859

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$3.56	$3.98	27,429
2020	2.46	3.56	23,668
2019	1.83	2.46	1,108,492
2018	1.93	1.83	1,072,690
2017	1.52	1.93	1,011,962
2016	1.49	1.52	961,754
2015	1.58	1.49	2,842
2014	1.42	1.58	464
Goldman Sachs Growth Opportunities Fund R6 Class – 06-CXK
Band 125
2021	$2.19	$2.42	68,924
2020	1.53	2.19	44,996
Goldman Sachs Growth Opportunities Fund Service Class – 06-729
Band 125
2021	$3.12	$3.42	23,945
2020	2.19	3.12	27,226
2019	1.66	2.19	25,528
2018	1.77	1.66	36,132
2017	1.42	1.77	81,844
2016	1.42	1.42	78,492
2015	1.53	1.42	87,674
2014	1.39	1.53	82,658
2013	1.07	1.39	18,883
Goldman Sachs Growth Strategy Portfolio Institutional Class – 06-249
Band 125
2021	$1.75	$2.02	40,703
2020	1.55	1.75	41,582
2019	1.28	1.55	32,484
2018	1.45	1.28	30,468
2017	1.20	1.45	22,295
2016	1.15	1.20	18,789
2015	1.15	1.15	15,656
2014	1.14	1.15	18,793
2013	0.97	1.14	15,488
2012	0.85	0.97	12,599
Goldman Sachs Growth Strategy Portfolio Service Class – 06-251
Band 125
2021	$1.63	$1.87	119,204
2020	1.45	1.63	130,552
2019	1.20	1.45	128,805
2018	1.37	1.20	112,462
2017	1.15	1.37	104,502
2016	1.09	1.15	–
2015	1.11	1.09	–
2014	1.10	1.11	176
2013	0.94	1.10	23,650
2012	0.83	0.94	171

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Goldman Sachs International Equity Insights Fund Institutional Class – 06-367
Band 125
2021	$1.14	$1.26	2,653,472
2020	1.07	1.14	1,886,138
2019	0.92	1.07	3,096,218
2018	1.10	0.92	2,080,339
2017	0.86	1.10	1,190,187
2016	0.84	0.86	319,462
2015	0.80	0.84	94,318
2014	0.87	0.80	321,448
2013	0.72	0.87	389,947
2012	0.62	0.72	350,655
Goldman Sachs International Equity Insights Fund R6 Class – 06-CXM
Band 125
2021	$1.32	$1.46	1,490,675
2020	1.24	1.32	1,375,419
2019	1.06	1.24	531,635
2018	1.27	1.06	287,742
2017	0.99	1.27	39,166
Goldman Sachs International Equity Insights Fund Service Class – 06-368
Band 125
2021	$1.07	$1.18	314,610
2020	1.01	1.07	209,282
2019	0.87	1.01	280,477
2018	1.05	0.87	288,436
2017	0.82	1.05	455,345
2016	0.81	0.82	142,693
2015	0.77	0.81	89,335
2014	0.85	0.77	110,733
2013	0.70	0.85	126,418
2012	0.61	0.70	116,905
Band 0
2021	$1.26	$1.40	–
2020	1.18	1.26	76,686
2019	1.00	1.18	75,624
2018	1.19	1.00	72,379
2017	0.92	1.19	3,940
2016	0.89	0.92	1,999
2015	0.84	0.89	2,277
2014	0.91	0.84	394
2013	0.74	0.91	296
2012	0.64	0.74	295
Goldman Sachs Large Cap Growth Insights Fund Investor Class – 06-CKX
Band 125
2021	$2.16	$2.77	3,260,687
2020	1.66	2.16	8,126,604
2019	1.30	1.66	10,586,717
2018	1.38	1.30	11,522,188
2017	1.08	1.38	12,226,032
2016	1.00 (05/12/16)	1.08	3,108,884

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Goldman Sachs Large Cap Growth Insights Fund R6 Class – 06-CXN
Band 125
2021	$2.00	$2.56	5,181,885
2020	1.53	2.00	4,669,669
2019	1.20	1.53	2,837,134
2018	1.27	1.20	1,358,699
2017	0.99	1.27	570,155
Goldman Sachs Large Cap Growth Insights Fund Service Class – 06-CKY
Band 125
2021	$2.13	$2.71	440,188
2020	1.64	2.13	993,824
2019	1.29	1.64	1,638,764
2018	1.37	1.29	3,344,304
2017	1.07	1.37	5,023,952
2016	1.00 (05/12/16)	1.07	1,338,411
Band 0
2021	$2.25	$2.91	–
2020	1.71	2.25	1,040,497
2019	1.33	1.71	1,054,946
2018	1.40	1.33	375,955
2017	1.08	1.40	1,131,588
Goldman Sachs Large Cap Value Insights Fund Investor Class – 06-052
Band 125
2021	$1.44	$1.84	3,526
2020	1.44	1.44	3,756
2019	1.21	1.44	201,332
2018	1.34	1.21	680,256
2017	1.14	1.34	1,734,506
2016	1.01	1.14	1,703,539
2015	1.05	1.01	1,086,997
Band 0
2021	$1.57	$2.02	–
2020	1.55	1.57	–
2019	1.28	1.55	706,968
2018	1.40	1.28	849,924
2017	1.18	1.40	632,428
2016	1.03	1.18	622,526
Goldman Sachs Large Cap Value Insights Fund R6 Class – 06-CXP
Band 125
2021	$1.26	$1.61	619,324
2020	1.26	1.26	1,795,436
2019	1.05	1.26	1,836,112
2018	1.17	1.05	1,442,947
2017	0.99	1.17	36,393

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Goldman Sachs Large Cap Value Insights Fund Service Class – 06-068
Band 125
2021	$1.41	$1.79	–
2020	1.41	1.41	–
2019	1.19	1.41	3,902
2018	1.33	1.19	57,787
2017	1.13	1.33	46,637
2016	1.00	1.13	106,987
2015	1.05	1.00	88,578
2014	1.00 (06/26/14)	1.05	8,801
Goldman Sachs Mid Cap Value Fund Institutional Class – 06-252
Band 125
2021	$2.36	$3.05	454,632
2020	2.19	2.36	467,973
2019	1.68	2.19	464,379
2018	1.90	1.68	1,289,984
2017	1.73	1.90	3,252,710
2016	1.55	1.73	6,601,201
2015	1.73	1.55	10,954,862
2014	1.54	1.73	18,309,418
2013	1.17	1.54	22,358,450
2012	1.00	1.17	24,447,733
Goldman Sachs Mid Cap Value Fund R6 Class – 06-CXR
Band 125
2021	$1.33	$1.72	268,620
2020	1.24	1.33	204,212
2019	0.95	1.24	189,009
2018	1.07	0.95	208,826
Goldman Sachs Mid Cap Value Fund Service Class – 06-253
Band 125
2021	$2.19	$2.82	546,003
2020	2.05	2.19	532,997
2019	1.58	2.05	558,257
2018	1.80	1.58	716,897
2017	1.65	1.80	946,108
2016	1.48	1.65	1,281,932
2015	1.66	1.48	3,864,775
2014	1.48	1.66	4,423,287
2013	1.14	1.48	4,212,873
2012	0.97	1.14	3,173,330
Band 100
2021	$2.27	$2.93	197,617
2020	2.12	2.27	217,152
2019	1.63	2.12	276,301
2018	1.85	1.63	344,750
2017	1.69	1.85	440,344
2016	1.51	1.69	554,874
2015	1.69	1.51	703,404
2014	1.51	1.69	700,443
2013	1.15	1.51	21,840
2012	0.99	1.15	5,646

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.62	$3.41	–
2020	2.42	2.62	–
2019	1.84	2.42	–
2018	2.07	1.84	–
2017	1.87	2.07	–
2016	1.66	1.87	26,918
2015	1.84	1.66	260,475
2014	1.62	1.84	573,330
2013	1.23	1.62	1,401,978
2012	1.04	1.23	1,054,181
Goldman Sachs Small Cap Value Fund Institutional Class – 06-254
Band 125
2021	$2.43	$3.05	1,078,924
2020	2.41	2.43	3,768,890
2019	1.99	2.41	5,466,508
2018	2.34	1.99	7,055,491
2017	2.11	2.34	10,057,661
2016	1.71	2.11	9,772,315
2015	1.83	1.71	9,885,693
2014	1.73	1.83	8,177,687
2013	1.26	1.73	10,946,223
2012	1.10	1.26	10,303,579
Band 0
2021	$2.91	$3.68	–
2020	2.85	2.91	–
2019	2.31	2.85	544,208
2018	2.69	2.31	559,164
2017	2.39	2.69	619,089
2016	1.92	2.39	667,276
Goldman Sachs Small Cap Value Fund R6 Class – 06-CXT
Band 125
2021	$1.14	$1.42	3,246,422
2020	1.13	1.14	4,544,443
2019	0.93	1.13	3,801,582
2018	1.09	0.93	4,475,942
2017	0.98	1.09	2,220,138
Goldman Sachs Small Cap Value Fund Service Class – 06-256
Band 125
2021	$2.27	$2.82	670,391
2020	2.26	2.27	1,117,860
2019	1.87	2.26	1,745,186
2018	2.21	1.87	2,572,346
2017	2.00	2.21	4,379,391
2016	1.64	2.00	4,529,359
2015	1.76	1.64	5,490,721
2014	1.67	1.76	6,049,721
2013	1.22	1.67	5,909,808
2012	1.07	1.22	3,474,953

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.35	$2.93	213,451
2020	2.34	2.35	224,826
2019	1.93	2.34	275,262
2018	2.27	1.93	335,374
2017	2.05	2.27	460,554
2016	1.67	2.05	573,386
2015	1.80	1.67	630,969
2014	1.70	1.80	750,736
2013	1.24	1.70	4,722
2012	1.08	1.24	506
Band 0
2021	$2.71	$3.41	–
2020	2.67	2.71	413,209
2019	2.18	2.67	321,326
2018	2.54	2.18	41,508
2017	2.28	2.54	324,368
2016	1.83	2.28	317,282
2015	1.95	1.83	338,164
2014	1.83	1.95	473,450
2013	1.32	1.83	698,330
2012	1.14	1.32	513,562
Goldman Sachs Technology Opportunities Fund Institutional Class – 06-257
Band 125
2021	$6.55	$7.87	911,966
2020	4.55	6.55	972,279
2019	3.33	4.55	1,077,325
2018	3.28	3.33	1,227,172
2017	2.40	3.28	1,514,022
2016	2.28	2.40	3,306,722
2015	2.14	2.28	3,388,968
2014	1.96	2.14	3,540,499
2013	1.54	1.96	3,107,712
2012	1.29	1.54	2,879,700
Goldman Sachs Technology Opportunities Fund Service Class – 06-258
Band 125
2021	$6.11	$7.31	163,821
2020	4.26	6.11	185,542
2019	3.14	4.26	221,480
2018	3.11	3.14	281,038
2017	2.28	3.11	205,939
2016	2.18	2.28	243,693
2015	2.05	2.18	375,842
2014	1.89	2.05	451,717
2013	1.49	1.89	936,612
2012	1.25	1.49	1,006,743

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$6.33	$7.59	59,264
2020	4.40	6.33	69,109
2019	3.23	4.40	78,617
2018	3.20	3.23	75,870
2017	2.34	3.20	38,885
2016	2.23	2.34	43,283
2015	2.10	2.23	65,871
2014	1.93	2.10	52,085
2013	1.51	1.93	–
2012	1.27	1.51	8,079
Band 0
2021	$7.29	$8.83	–
2020	5.03	7.29	–
2019	3.65	5.03	–
2018	3.58	3.65	–
2017	2.59	3.58	–
2016	2.45	2.59	–
2015	2.27	2.45	46,222
2014	2.07	2.27	27,933
2013	1.61	2.07	29,413
2012	1.34	1.61	25,725
Goldman Sachs U.S. Equity Insights Fund Investor Class – 06-053
Band 125
2021	$1.87	$2.39	112,625
2020	1.60	1.87	217,001
2019	1.29	1.60	586,672
2018	1.40	1.29	574,550
2017	1.14	1.40	440,088
2016	1.04	1.14	539,344
2015	1.07	1.04	143
Goldman Sachs U.S. Equity Insights Fund R6 Class – 06-FXT
Band 125
2021	$1.49	$1.91	447,701
2020	1.28	1.49	188,852
2019	1.03	1.28	159,063
2018	1.11	1.03	431,655
Goldman Sachs U.S. Equity Insights Fund Service Class – 06-069
Band 125
2021	$1.83	$2.33	82,707
2020	1.57	1.83	753,673
2019	1.27	1.57	868,664
2018	1.38	1.27	886,769
2017	1.13	1.38	1,112,868
2016	1.04	1.13	1,292,546
2015	1.07	1.04	369,759

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
GuideStone Funds Conservative Allocation Fund Inv Class – 06-3MW
Band 125
2021	$1.14	$1.17	4,950
2020	1.08	1.14	4,707
GuideStone Funds Emerging Markets Equity Fund Advisor Class – 06-3YV
Band 125
2021	$1.30	$1.26	16,106
2020	1.08	1.30	15,986
2019	1.00 (06/27/19)	1.08	15,866
GuideStone Funds Equity Index Fund Advisor Class – 06-3YW
Band 125
2021	$1.28	$1.63	–
2020	1.10	1.28	29,529
2019	1.00 (06/27/19)	1.10	26,587
GuideStone Funds Global Real Estate Securities Fund Advisor Class – 06-43C
Band 125
2021	$1.00	$1.28	35,055
2020	1.06	1.00	24,748
2019	1.00 (06/27/19)	1.06	24,563
GuideStone Funds Growth Allocation Fund Investor Class – 06-3MY
Band 125
2021	$1.28	$1.41	421
2020	1.15	1.28	201
GuideStone Funds Medium-Duration Bond Fund Advisor Class – 06-43H
Band 125
2021	$1.11	$1.07	14,790
2020	1.03	1.11	14,679
2019	1.00 (06/27/19)	1.03	14,570
GuideStone Funds Small Cap Equity Fund Advisor Class – 06-43J
Band 125
2021	$1.24	$1.50	287,557
GuideStone Funds Value Equity Fund Institutional Class – 06-43M
Band 125
2021	$1.12	$1.38	12,283
Harbor Capital Apprec Ret Retirement Class – 06-49R
Band 125
2021	$1.68	$1.92	1,930
Hartford Core Equity Fund R6 Class – 06-3YJ
Band 125
2021	$1.30	$1.60	5,194,337
2020	1.11	1.30	2,058,649
2019	1.00 (06/27/19)	1.11	59,295
Hartford Schroders International Stock Fund SDR Class – 06-3NX
Band 125
2021	$1.44	$1.59	3,440,033
2020	1.17	1.44	1,221,865
2019	0.94	1.17	1,195,885

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Hartford Schroders US Small/Mid-Cap Opportunities Fund R4 Class – 06-3CT
Band 125
2021	$1.18	$1.47	27,321
2020	1.10	1.18	26,696
2019	0.87	1.10	35,530
2018	1.00 (06/21/18)	0.87	160,184
Monteagle Opportunity Equity Fund Institutional Class – 06-399
Band 125
2021	$2.30	$2.74	–
2020	2.06	2.30	–
2019	1.68	2.06	–
2018	1.91	1.68	–
2017	1.74	1.91	–
2016	1.54	1.74	–
2015	1.61	1.54	–
2014	1.48	1.61	396
2013	1.10	1.48	318
2012	1.02	1.10	122
Monteagle Opportunity Equity Fund Investor Class – 06-105
Band 125
2021	$2.27	$2.68	–
2020	2.04	2.27	–
2019	1.65	2.04	–
2018	1.89	1.65	–
2017	1.74	1.89	–
2016	1.54	1.74	–
2015	1.61	1.54	–
2014	1.49	1.61	–
2013	1.11	1.49	–
2012	1.05	1.11	20,638
Invesco American Franchise Fund A Class – 06-023
Band 125
2021	$3.24	$3.58	45,904
2020	2.31	3.24	37,667
2019	1.71	2.31	38,419
2018	1.80	1.71	93,578
2017	1.44	1.80	91,077
2016	1.42	1.44	107,724
2015	1.37	1.42	115,973
2014	1.28	1.37	184,886
2013	1.00 (06/20/13)	1.28	224,004
Band 100
2021	$3.30	$3.66	15,726
2020	2.35	3.30	17,393
2019	1.74	2.35	18,426
2018	1.82	1.74	19,685
2017	1.45	1.82	41,355
2016	1.43	1.45	48,740
2015	1.38	1.43	69,921
2014	1.29	1.38	98,727

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco American Value Fund A Class – 06-070
Band 125
2021	$1.19	$1.50	1,039,326
2020	1.19	1.19	985,542
2019	0.97	1.19	–
2018	1.13	0.97	–
2017	1.04	1.13	327,924
2016	0.91	1.04	424,597
2015	1.01	0.91	461,195
Band 100
2021	$1.21	$1.53	163,624
2020	1.21	1.21	59,375
Invesco American Value Fund Y Class – 06-054
Band 125
2021	$1.21	$1.53	20,202
2020	1.21	1.21	16,823
2019	0.98	1.21	118,171
2018	1.14	0.98	197,809
2017	1.05	1.14	195,520
2016	0.92	1.05	181,107
2015	1.02	0.92	172,755
Invesco Comstock Fund A Class – 06-771
Band 125
2021	$2.04	$2.69	89,402
2020	2.08	2.04	96,334
2019	1.68	2.08	115,700
2018	1.94	1.68	176,032
2017	1.67	1.94	530,523
2016	1.43	1.67	3,426,200
2015	1.54	1.43	4,064,057
2014	1.43	1.54	5,236,492
2013	1.07	1.43	1,370,285
Band 0
2021	$2.26	$3.01	–
2020	2.28	2.26	–
2019	1.82	2.28	18,949
2018	2.07	1.82	21,469
2017	1.76	2.07	17,661
2016	1.49	1.76	13,345
2015	1.58	1.49	8,334
2014	1.45	1.58	3,742
Invesco Comstock Fund R Class – 06-772
Band 125
2021	$2.00	$2.63	242,261
2020	2.05	2.00	305,897
2019	1.66	2.05	318,327
2018	1.92	1.66	746,965
2017	1.65	1.92	1,215,221
2016	1.42	1.65	1,322,299
2015	1.54	1.42	1,411,951
2014	1.43	1.54	1,038,349
2013	1.07	1.43	378,271

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Corporate Bond Fund R6 Class – 06-3W4
Band 125
2021	$1.21	$1.20	17,273
2020	1.09	1.21	14,416
Invesco Disc Mc Gr Retirement Class – 06-4HH
Band 125
2021	$1.84	$2.15	1
Band 100
2021	$1.84	$2.16	3,266
2020	1.00 (03/20/20)	1.84	2,646
Invesco Disc Mid Cap Gr Retirement Class – 06-4HC
Band 125
2021	$1.85	$2.17	894,997
2020	1.00 (03/20/20)	1.85	964,453
Invesco Disc Mid Cap Gr A Class – 06-4H9
Band 125
2021	$1.84	$2.16	104,059
2020	1.00 (03/20/20)	1.84	100,174
Invesco Disc Mid Cap Gr R6 Class – 06-3F3
Band 125
2021	$1.63	$1.92	149,018
2020	1.17	1.63	79,849
Invesco Diversified Dividend Fund A Class – 06-816
Band 125
2021	$2.02	$2.37	1,532,484
2020	2.04	2.02	1,709,193
2019	1.66	2.04	1,905,263
2018	1.82	1.66	2,995,186
2017	1.70	1.82	5,244,996
2016	1.51	1.70	7,286,919
2015	1.50	1.51	5,466,473
2014	1.36	1.50	3,524,783
2013	1.06	1.36	4,148,920
2012	0.92	1.06	1,165,196
Band 100
2021	$2.07	$2.44	248,461
2020	2.09	2.07	252,853
2019	1.69	2.09	386,969
2018	1.85	1.69	453,543
2017	1.73	1.85	613,738
2016	1.52	1.73	724,575
2015	1.51	1.52	602,628
2014	1.36	1.51	560,156
2013	1.07	1.36	12,177
2012	0.92	1.07	32,253

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.28	$2.71	–
2020	2.28	2.28	6,296
2019	1.82	2.28	5,001
2018	1.98	1.82	60,429
2017	1.83	1.98	73,218
2016	1.60	1.83	810,058
2015	1.57	1.60	391,720
2014	1.40	1.57	973,987
2013	1.09	1.40	978,198
2012	0.93	1.09	844,152
Invesco Diversified Dividend Fund Investor Class – 06-817
Band 125
2021	$2.03	$2.39	4,400,261
2020	2.05	2.03	15,341,684
2019	1.66	2.05	15,677,126
2018	1.82	1.66	19,152,763
2017	1.70	1.82	21,564,671
2016	1.51	1.70	21,396,972
2015	1.50	1.51	13,851,209
2014	1.36	1.50	4,230,806
2013	1.06	1.36	3,697,834
2012	0.92	1.06	2,110,217
Invesco Diversified Dividend Fund R6 Class – 06-CXV
Band 125
2021	$1.22	$1.43	19,432,538
2020	1.22	1.22	9,950,109
2019	0.99	1.22	9,965,031
2018	1.08	0.99	6,496,276
2017	1.01	1.08	6,371,906
Band 75
2021	$1.24	$1.47	489,293
2020	1.24	1.24	487,099
2019	1.00	1.24	581,005
2018	1.09	1.00	632,005
Invesco Energy Fund A Class – 06-835
Band 125
2021	$1.17	$1.81	348,497
2020	1.75	1.17	350,992
2019	1.69	1.75	356,484
2018	2.34	1.69	432,200
2017	2.59	2.34	444,482
2016	2.10	2.59	595,808
2015	3.01	2.10	715,359
2014	3.69	3.01	842,352
2013	3.05	3.69	1,047,613
2012	3.13	3.05	1,029,105

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$1.23	$1.89	24,261
2020	1.83	1.23	9,165
2019	1.76	1.83	37,699
2018	2.43	1.76	33,190
2017	2.67	2.43	64,109
2016	2.17	2.67	56,468
2015	3.10	2.17	108,914
2014	3.78	3.10	62,565
2013	3.12	3.78	20,879
2012	3.20	3.12	19,924
Band 0
2021	$1.47	$2.29	–
2020	2.16	1.47	–
2019	2.06	2.16	–
2018	2.81	2.06	–
2017	3.07	2.81	–
2016	2.46	3.07	–
2015	3.49	2.46	1,955
2014	4.21	3.49	1,955
2013	3.45	4.21	1,955
2012	3.50	3.45	21,624
Invesco Energy Fund Investor Class – 06-810
Band 125
2021	$0.98	$1.51	372,853
2020	1.46	0.98	204,629
2019	1.41	1.46	224,286
2018	1.95	1.41	284,852
2017	2.15	1.95	357,474
2016	1.75	2.15	959,894
2015	2.51	1.75	865,207
2014	3.07	2.51	1,011,001
2013	2.54	3.07	839,801
2012	2.61	2.54	821,822
Invesco Floating Rate ESG R6 Class – 06-FXV
Band 125
2021	$1.08	$1.13	436,858
Invesco Floating Rate ESG Y Class – 06-055
Band 125
2021	$1.13	$1.19	67,810
2020	1.12	1.13	44,901
2019	1.06	1.12	38,374
2018	1.07	1.06	131,323
2017	1.04	1.07	88,854
2016	0.95	1.04	58,298

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Global Health Care Fund A Class – 06-845
Band 125
2021	$4.32	$4.79	92,939
2020	3.83	4.32	97,548
2019	2.94	3.83	98,055
2018	2.96	2.94	118,548
2017	2.59	2.96	144,605
2016	2.98	2.59	157,897
2015	2.93	2.98	340,886
2014	2.46	2.93	343,391
2013	1.75	2.46	599,250
2012	1.47	1.75	303,020
Band 100
2021	$4.52	$5.02	28,302
2020	3.99	4.52	33,149
2019	3.05	3.99	42,894
2018	3.07	3.05	55,482
2017	2.68	3.07	56,938
2016	3.07	2.68	70,293
2015	3.01	3.07	129,326
2014	2.53	3.01	81,933
2013	1.79	2.53	9,900
2012	1.50	1.79	9,632
Band 0
2021	$5.40	$6.05	–
2020	4.72	5.40	–
2019	3.57	4.72	–
2018	3.56	3.57	–
2017	3.08	3.56	–
2016	3.49	3.08	–
2015	3.39	3.49	–
2014	2.81	3.39	–
2013	1.97	2.81	–
2012	1.63	1.97	–
Invesco Global Health Care Fund Investor Class – 06-815
Band 125
2021	$3.66	$4.05	19,246
2020	3.23	3.66	19,983
2019	2.48	3.23	75,856
2018	2.50	2.48	99,422
2017	2.19	2.50	81,902
2016	2.52	2.19	89,423
2015	2.47	2.52	205,633
2014	2.08	2.47	1,119,202
2013	1.48	2.08	426,331
2012	1.24	1.48	88,513

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Global Low Volatility Equity Yield Fund A Class – 06-465
Band 125
2021	$1.92	$2.18	48,874
2020	2.05	1.92	51,194
2019	1.77	2.05	58,236
2018	2.00	1.77	62,255
2017	1.75	2.00	62,173
2016	1.72	1.75	85,426
2015	1.87	1.72	87,050
2014	1.90	1.87	88,499
2013	1.49	1.90	61,500
2012	1.33	1.49	67,782
Band 100
2021	$2.01	$2.28	7,386
2020	2.14	2.01	11,695
2019	1.84	2.14	11,965
2018	2.08	1.84	12,962
2017	1.81	2.08	28,927
2016	1.77	1.81	31,547
2015	1.92	1.77	49,834
2014	1.95	1.92	60,916
Invesco Global Low Volatility Equity Yield Fund R5 Class – 06-229
Band 125
2021	$1.11	$1.26	1,632
2020	1.18	1.11	1,632
2019	1.02	1.18	1,636
2018	1.14	1.02	1,635
2017	1.00	1.14	196,643
2016	0.97	1.00	355,834
2015	1.05	0.97	475,474
2014	1.07	1.05	616,109
2013	0.83	1.07	266,003
2012	0.74	0.83	264,542
Invesco International Growth Fund R Class – 06-193
Band 125
2021	$1.66	$1.73	8,448
2020	1.49	1.66	39,729
2019	1.18	1.49	51,785
2018	1.42	1.18	137,426
2017	1.17	1.42	129,495
2016	1.20	1.17	144,730
2015	1.25	1.20	385,133
2014	1.27	1.25	677,035
2013	1.09	1.27	675,021
2012	0.96	1.09	671,993

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.99	$2.09	–
2020	1.76	1.99	–
2019	1.38	1.76	–
2018	1.63	1.38	10,614
2017	1.33	1.63	10,019
2016	1.35	1.33	9,237
2015	1.39	1.35	7,544
2014	1.39	1.39	12,266
2013	1.18	1.39	30,480
2012	1.02	1.18	26,978
Invesco International Growth Fund R5 Class – 06-192
Band 125
2021	$1.82	$1.90	319,949
2020	1.62	1.82	322,409
2019	1.28	1.62	297,945
2018	1.52	1.28	2,760,817
2017	1.25	1.52	2,212,509
2016	1.27	1.25	2,470,307
2015	1.32	1.27	2,437,905
2014	1.33	1.32	1,006,821
2013	1.13	1.33	913,600
2012	0.99	1.13	636,660
Band 0
2021	$2.17	$2.30	–
2020	1.91	2.17	–
2019	1.49	1.91	–
2018	1.75	1.49	1,145,490
2017	1.42	1.75	1,233,029
2016	1.43	1.42	1,335,150
2015	1.46	1.43	1,603,106
2014	1.46	1.46	1,678,182
2013	1.23	1.46	1,721,215
2012	1.06	1.23	1,694,689
Invesco International Growth Fund R6 Class – 06-CXW
Band 125
2021	$1.47	$1.54	–
2020	1.31	1.47	1,416
2019	1.03	1.31	1,389
2018	1.23	1.03	1,389
Invesco MAIN ST MID CAP Retirement Class – 06-4HG
Band 125
2021	$1.66	$2.01	449,225
2020	1.00 (03/20/20)	1.66	488,023
Band 100
2021	$1.66	$2.02	145,904
2020	–	1.66	155,392
Band 50
2021	$1.67	$2.04	12,759
2020	–	1.67	19,417

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Small Cap Growth Fund A Class – 06-320
Band 125
2021	$5.71	$6.05	900,552
2020	3.68	5.71	389,958
2019	3.00	3.68	1,646,590
2018	3.34	3.00	3,033,878
2017	2.71	3.34	3,304,165
2016	2.46	2.71	3,805,368
2015	2.54	2.46	2,928,831
2014	2.39	2.54	1,624,938
2013	1.73	2.39	1,374,234
2012	1.48	1.73	1,839,885
Band 0
2021	$7.20	$7.73	–
2020	4.59	7.20	–
2019	3.69	4.59	–
2018	4.06	3.69	–
2017	3.25	4.06	–
2016	2.92	3.25	–
2015	2.97	2.92	200,188
2014	2.76	2.97	170,375
2013	1.97	2.76	182,618
2012	1.67	1.97	104,686
Invesco Small Cap Growth Fund R Class – 06-595
Band 125
2021	$5.43	$5.74	279,344
2020	3.51	5.43	338,426
2019	2.87	3.51	540,984
2018	3.20	2.87	836,789
2017	2.60	3.20	947,919
2016	2.37	2.60	1,281,456
2015	2.45	2.37	1,085,659
2014	2.31	2.45	1,270,210
2013	1.68	2.31	988,520
2012	1.44	1.68	946,450
Band 100
2021	$5.67	$6.01	59,476
2020	3.66	5.67	70,848
2019	2.98	3.66	84,663
2018	3.31	2.98	109,460
2017	2.69	3.31	144,704
2016	2.44	2.69	159,464
2015	2.52	2.44	145,368
2014	2.37	2.52	107,547
2013	1.72	2.37	5,325

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$6.74	$7.21	–
2020	4.30	6.74	6,893
2019	3.47	4.30	3,979
2018	3.82	3.47	4,119
2017	3.07	3.82	3,320
2016	2.76	3.07	144,073
2015	2.82	2.76	18,447
2014	2.63	2.82	135,104
2013	1.88	2.63	113,845
2012	1.60	1.88	173,976
Invesco Small Cap Growth Fund R6 Class – 06-CXX
Band 125
2021	$2.09	$2.22	3,806,859
2020	1.34	2.09	3,490,340
2019	1.09	1.34	3,226,493
2018	1.20	1.09	1,167,385
2017	0.97	1.20	44,045
Invesco Technology Fund A Class – 06-855
Band 125
2021	$6.12	$6.89	66,092
2020	4.24	6.12	89,780
2019	3.17	4.24	95,159
2018	3.24	3.17	92,191
2017	2.43	3.24	80,886
2016	2.49	2.43	42,786
2015	2.37	2.49	97,805
2014	2.17	2.37	91,266
2013	1.76	2.17	74,943
2012	1.61	1.76	92,035
Band 100
2021	$6.39	$7.22	1,593
2020	4.42	6.39	11,628
2019	3.30	4.42	30,512
2018	3.36	3.30	30,655
2017	2.52	3.36	30,517
2016	2.57	2.52	–
2015	2.44	2.57	10,153
Invesco Technology Fund Investor Class – 06-805
Band 125
2021	$2.95	$3.33	19,817
2020	2.04	2.95	37,089
2019	1.53	2.04	33,381
2018	1.56	1.53	26,019
2017	1.17	1.56	43,586
2016	1.20	1.17	38,719
2015	1.14	1.20	73,260
2014	1.04	1.14	50,331
2013	0.84	1.04	65,544
2012	0.77	0.84	212,016

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Value Opportunities Fund A Class – 06-814
Band 125
2021	$1.80	$2.41	1,260
2020	1.73	1.80	2,248
2019	1.35	1.73	1,841
2018	1.70	1.35	1,550
2017	1.47	1.70	8,620
2016	1.26	1.47	8,179
2015	1.43	1.26	44,376
2014	1.36	1.43	279,157
2013	1.04	1.36	259,271
2012	0.89	1.04	298,615
Invesco Value Opportunities Fund R Class – 06-813
Band 125
2021	$1.81	$2.42	40,080
2020	1.74	1.81	41,276
2019	1.36	1.74	41,710
2018	1.72	1.36	87,716
2017	1.49	1.72	84,672
2016	1.28	1.49	64,459
2015	1.45	1.28	128,149
2014	1.39	1.45	112,453
2013	1.06	1.39	113,518
2012	0.92	1.06	106,329
Band 100
2021	$1.86	$2.48	10,173
2020	1.78	1.86	17,181
2019	1.39	1.78	18,240
2018	1.75	1.39	14,086
2017	1.51	1.75	14,090
2016	1.30	1.51	14,097
2015	1.47	1.30	49,840
2014	1.39	1.47	45,493
iShares MSCI EAFE International Index Fund K Class – 06-3VK
Band 125
2021	$1.19	$1.30	149,594
2020	1.11	1.19	72,769
iShares MSCI Total Intl Idx K Class – 06-46N
Band 125
2021	$1.22	$1.30	948
2020	1.12	1.22	1,376,528
2019	1.00 (08/30/19)	1.12	1,132,714
iShares Russell 1000LgCp Idx K Class – 06-46P
Band 125
2021	$1.32	$1.65	66,279
2020	1.10	1.32	61,021

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
iShares Russell 2000 Small-Cap Index Fund K Class – 06-3GR
Band 125
2021	$1.17	$1.33	727,400
2020	0.99	1.17	507,326
2019	0.80	0.99	163,115
iShares Russell Mid-Cap Index Fund K Class – 06-3GM
Band 125
2021	$1.27	$1.54	309,388
2020	1.10	1.27	158,637
iShares S&P 500 Index Fund K Class – 06-3G4
Band 125
2021	$1.35	$1.71	4,434,540
2020	1.15	1.35	3,683,754
2019	0.89	1.15	2,002,099
iShares U.S. Aggregate Bond Index Fund K Class – 06-3VM
Band 125
2021	$1.13	$1.10	14,600
2020	1.06	1.13	27,787
Janus Henderson Enterprise Fund A Class – 06-CMC
Band 125
2021	$2.07	$2.39	251,507
2020	1.75	2.07	235,154
2019	1.31	1.75	820,529
2018	1.35	1.31	998,069
2017	1.08	1.35	1,191,069
2016	1.00 (05/12/16)	1.08	878,486
Janus Henderson Enterprise Fund S Class – 06-CMF
Band 125
2021	$2.07	$2.39	327,071
2020	1.75	2.07	343,868
2019	1.31	1.75	376,523
2018	1.35	1.31	423,918
2017	1.08	1.35	380,160
2016	1.00 (05/12/16)	1.08	99,151
Janus Henderson Balanced Fund N Class – 06-CYC
Band 125
2021	$1.59	$1.84	9,388,734
2020	1.41	1.59	3,328,719
2019	1.16	1.41	2,641,708
2018	1.17	1.16	2,503,379
2017	0.99	1.17	124,572

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Balanced Fund R Class – 06-612
Band 125
2021	$2.20	$2.53	2,841,621
2020	1.96	2.20	3,150,160
2019	1.63	1.96	4,147,964
2018	1.65	1.63	5,227,033
2017	1.42	1.65	9,436,943
2016	1.38	1.42	11,562,404
2015	1.40	1.38	1,693,139
2014	1.31	1.40	694,075
2013	1.12	1.31	372,120
2012	1.01	1.12	320,937
Band 100
2021	$2.25	$2.60	1,183,410
2020	2.00	2.25	1,202,988
2019	1.66	2.00	1,315,132
2018	1.68	1.66	1,503,080
2017	1.44	1.68	1,778,536
2016	1.40	1.44	2,058,251
Band 50
2021	$2.37	$2.75	624,138
2020	2.10	2.37	1,112,735
2019	1.73	2.10	1,290,236
2018	1.74	1.73	1,467,773
2017	1.48	1.74	1,543,050
2016	1.44	1.48	1,620,986
Band 0
2021	$2.50	$2.91	–
2020	2.20	2.50	37,765
2019	1.80	2.20	210,447
2018	1.80	1.80	195,957
2017	1.53	1.80	179,642
2016	1.47	1.53	229,822
Janus Henderson Balanced Portfolio Service Class – 06-611
Band 125
2021	$2.31	$2.66	21,747,355
2020	2.05	2.31	26,758,552
2019	1.70	2.05	27,031,276
2018	1.71	1.70	28,361,438
2017	1.47	1.71	31,120,389
2016	1.42	1.47	38,334,266
2015	1.43	1.42	3,634,578
2014	1.34	1.43	3,080,074
2013	1.13	1.34	1,864,519
2012	1.01	1.13	255,069

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.62	$3.06	–
2020	2.30	2.62	–
2019	1.88	2.30	–
2018	1.87	1.88	–
2017	1.58	1.87	–
2016	1.52	1.58	242,693
Janus Henderson Dev World Bond N Class – 06-4TJ
Band 125
2021	$1.00 (03/19/21)	$1.02	3,181
Janus Henderson Enterprise Fund N Class – 06-CYF
Band 125
2021	$1.91	$2.22	252,063
2020	1.61	1.91	229,824
2019	1.20	1.61	117,652
2018	1.23	1.20	1,110,724
2017	0.98	1.23	32,530
Janus Henderson Flexible Bond Fund N Class – 06-CYG
Band 125
2021	$1.19	$1.17	5,441,782
2020	1.09	1.19	4,286,302
2019	1.00	1.09	3,989,331
2018	1.02	1.00	616,296
2017	1.00	1.02	6,395
Janus Henderson Flexible Bond Portfolio Institutional Class – 06-601
Band 125
2021	$2.88	$2.82	2,417,409
2020	2.64	2.88	3,284,152
2019	2.44	2.64	4,052,068
2018	2.50	2.44	10,367,826
2017	2.44	2.50	15,581,066
Band 0
2021	$3.88	$3.85	–
2020	3.51	3.88	–
2019	3.21	3.51	575,003
2018	3.24	3.21	645,816
2017	3.13	3.24	661,510
Janus Henderson Forty Fund A Class – 06-603
Band 125
2021	$4.53	$5.48	184,284
2020	3.30	4.53	1,414,015
2019	2.45	3.30	1,145,085
2018	2.45	2.45	43,788
2017	1.92	2.45	27,183
2016	1.91	1.92	20,087
2015	1.73	1.91	169,488
2014	1.61	1.73	–
2013	1.24	1.61	–
2012	1.01	1.24	411,056

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Forty Fund R Class – 06-154
Band 125
2021	$5.24	$6.32	446,416
2020	3.84	5.24	541,038
2019	2.86	3.84	575,961
2018	2.87	2.86	672,425
2017	2.26	2.87	720,898
2016	2.25	2.26	766,355
2015	2.04	2.25	1,007,626
2014	1.91	2.04	1,459,106
2013	1.47	1.91	1,747,599
2012	1.21	1.47	1,966,461
Band 100
2021	$5.45	$6.59	119,089
2020	3.98	5.45	135,580
2019	2.96	3.98	212,496
2018	2.96	2.96	253,532
2017	2.33	2.96	302,194
2016	2.31	2.33	363,077
2015	2.09	2.31	389,351
2014	1.95	2.09	192,506
2013	1.50	1.95	17,771
2012	1.23	1.50	17,014
Band 0
2021	$6.37	$7.78	–
2020	4.61	6.37	–
2019	3.39	4.61	–
2018	3.36	3.39	–
2017	2.61	3.36	–
2016	2.57	2.61	–
2015	2.30	2.57	5,050
2014	2.13	2.30	3,361
2013	1.62	2.13	4,064
2012	1.32	1.62	3,761
Janus Henderson Global Equity Income Fund A Class – 06-GMH
Band 125
2021	$1.01	$1.12	74,955
Janus Henderson Global Equity Income Fund N Class – 06-GMJ
Band 125
2021	$1.02	$1.14	1,426,688
2020	1.02	1.02	1,271,996
2019	0.85	1.02	590,595
2018	1.02	0.85	158,966
Janus Henderson Global Equity Income Fund S Class – 06-GMK
Band 125
2021	$1.00	$1.12	10,124
2020	1.00	1.00	9,071
2019	0.84	1.00	7,985

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.04	$1.17	–
2020	1.03	1.04	19,451
2019	0.85	1.03	11,237
2018	1.02	0.85	42,315
Janus Henderson Global Life Sciences Fund S Class – 06-CGW
Band 125
2021	$1.70	$1.79	32,419
2020	1.38	1.70	31,691
2019	1.08	1.38	30,854
2018	1.06	1.08	79,672
2017	0.88	1.06	68,537
2016	1.01	0.88	33,236
Janus Henderson Global Life Sciences Fund T Class – 06-CGX
Band 125
2021	$1.73	$1.82	4,834
2020	1.39	1.73	4,368
2019	1.09	1.39	7,753
2018	1.06	1.09	143,414
2017	0.88	1.06	136,247
2016	1.01	0.88	10,986
Janus Henderson Global Research Portfolio Institutional Class – 06-600
Band 125
2021	$3.63	$4.23	3,378,966
2020	3.06	3.63	3,778,361
2019	2.40	3.06	4,089,894
2018	2.61	2.40	4,593,941
2017	2.08	2.61	4,875,621
2016	2.07	2.08	5,529,684
2015	2.14	2.07	5,947,745
2014	2.02	2.14	6,378,703
2013	1.59	2.02	6,830,773
2012	1.34	1.59	7,652,064
Janus Henderson Global Technology Fund N Class – 06-3CM
Band 125
2021	$1.93	$2.24	1,557,130
2020	1.29	1.93	129,225
2019	0.90	1.29	136,279
Janus Henderson Growth and Income Fund R Class – 06-156
Band 125
2021	$2.77	$3.51	71,807
2020	2.56	2.77	75,781
2019	2.06	2.56	95,406
2018	2.14	2.06	113,259
2017	1.74	2.14	99,334
2016	1.57	1.74	116,554
2015	1.58	1.57	114,084
2014	1.45	1.58	125,485
2013	1.11	1.45	164,001
2012	0.97	1.11	158,828

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.88	$3.66	19,060
2020	2.66	2.88	45,725
2019	2.13	2.66	45,996
2018	2.21	2.13	86,091
2017	1.80	2.21	90,802
2016	1.62	1.80	88,577
2015	1.62	1.62	48,048
2014	1.48	1.62	51,121
2013	1.14	1.48	7,298
Band 50
2021	$3.12	$3.97	164,764
2020	2.86	3.12	164,776
2019	2.28	2.86	182,749
2018	2.35	2.28	240,189
2017	1.90	2.35	244,611
2016	1.70	1.90	348,386
2015	1.70	1.70	351,085
2014	1.54	1.70	460,836
2013	1.18	1.54	541,402
2012	1.02	1.18	586,663
Janus Henderson Mid Cap Value Fund A Class – 06-604
Band 125
2021	$2.06	$2.42	17,638
2020	2.12	2.06	19,994
2019	1.65	2.12	22,645
2018	1.93	1.65	239,282
2017	1.72	1.93	33,286
2016	1.47	1.72	16,216
2015	1.55	1.47	22,716
2014	1.45	1.55	19,314
2013	1.16	1.45	4,360,263
2012	1.07	1.16	4,501,986
Janus Henderson Mid Cap Value Fund R Class – 06-261
Band 125
2021	$2.05	$2.41	157,439
2020	2.12	2.05	152,323
2019	1.66	2.12	150,493
2018	1.95	1.66	325,718
2017	1.74	1.95	409,425
2016	1.49	1.74	555,879
2015	1.58	1.49	824,186
2014	1.47	1.58	909,407
2013	1.19	1.47	2,114,375
2012	1.10	1.19	2,953,743

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.13	$2.50	38,744
2020	2.19	2.13	39,439
2019	1.71	2.19	55,391
2018	2.00	1.71	60,710
2017	1.79	2.00	69,062
2016	1.53	1.79	68,764
2015	1.61	1.53	72,213
2014	1.50	1.61	78,547
2013	1.21	1.50	11,299
2012	1.11	1.21	8,672
Band 50
2021	$2.28	$2.70	31,949
2020	2.34	2.28	31,958
2019	1.82	2.34	40,520
2018	2.12	1.82	58,126
2017	1.88	2.12	90,165
2016	1.60	1.88	44,606
2015	1.68	1.60	46,224
2014	1.56	1.68	41,846
2013	1.25	1.56	41,530
2012	1.14	1.25	33,428
Band 0
2021	$2.45	$2.91	–
2020	2.50	2.45	–
2019	1.93	2.50	–
2018	2.24	1.93	–
2017	1.98	2.24	–
2016	1.67	1.98	–
2015	1.75	1.67	10,417
2014	1.61	1.75	13,884
2013	1.29	1.61	30,492
2012	1.17	1.29	164,113
Janus Henderson Mid Cap Value Portfolio Service Class – 06-259
Band 125
2021	$2.17	$2.56	4,020
2020	2.22	2.17	6,532
2019	1.73	2.22	6,286
2018	2.03	1.73	14,796
2017	1.81	2.03	14,065
2016	1.55	1.81	42,868
2015	1.62	1.55	52,026
2014	1.52	1.62	378,158
2013	1.22	1.52	488,417
2012	1.12	1.22	1,092,798

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.59	$3.09	–
2020	2.62	2.59	–
2019	2.02	2.62	–
2018	2.34	2.02	–
2017	2.06	2.34	–
2016	1.73	2.06	–
2015	1.80	1.73	–
2014	1.66	1.80	–
2013	1.32	1.66	–
2012	1.19	1.32	140,769
Janus Henderson Multi-Sector Income Fund N Class – 06-3GW
Band 125
2021	$1.13	$1.15	35,907
2020	1.09	1.13	32,716
Janus Henderson Research Fund A Class – 06-888
Band 125
2021	$2.23	$2.65	4,859
2020	1.71	2.23	16,097
2019	1.28	1.71	163,913
2018	1.34	1.28	36,249
2017	1.07	1.34	230,443
2016	1.07	1.07	8,954
2015	1.00 (01/15/15)	1.07	11
Janus Henderson Small Cap Value Fund N Class – 06-FCH
Band 125
2021	$1.10	$1.33	2,685,061
2020	1.19	1.10	2,710,641
2019	0.95	1.19	757,043
2018	1.11	0.95	179,039
2017	1.00	1.11	18,972
Janus Henderson Small Cap Value Fund Service Class – 06-615
Band 125
2021	$2.74	$3.31	444,945
2020	2.98	2.74	2,599,123
2019	2.40	2.98	3,313,267
2018	2.81	2.40	500,901
2017	2.53	2.81	479,952
2016	2.04	2.53	500,371
2015	2.12	2.04	488,973
2014	2.01	2.12	606,027
2013	1.57	2.01	633,541
2012	1.46	1.57	771,812
Band 100
2021	$2.86	$3.46	5,229
2020	3.11	2.86	5,229
2019	2.50	3.11	5,308
2018	2.91	2.50	5,393
2017	2.62	2.91	38,101
2016	2.10	2.62	50,196
2015	2.18	2.10	7,806

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 25
2021	$3.25	$3.97	–
2020	3.51	3.25	–
2019	2.80	3.51	–
2018	3.24	2.80	–
2017	2.89	3.24	–
2016	2.30	2.89	–
2015	2.38	2.30	–
2014	2.23	2.38	–
2013	1.73	2.23	–
2012	1.59	1.73	–
Band 0
2021	$3.40	$4.16	–
2020	3.66	3.40	41,892
2019	2.91	3.66	37,605
2018	3.36	2.91	42,476
2017	2.99	3.36	22,942
2016	2.37	2.99	17,143
2015	2.44	2.37	16,974
2014	2.29	2.44	12,983
2013	1.77	2.29	10,990
2012	1.62	1.77	7,263
Janus Henderson Triton Fund A Class – 06-889
Band 125
2021	$2.11	$2.22	1,823,856
2020	1.67	2.11	6,129,817
2019	1.32	1.67	10,579,881
2018	1.41	1.32	8,760,757
2017	1.13	1.41	6,435,362
2016	1.04	1.13	4,203,157
Janus Henderson Triton Fund N Class – 06-CYH
Band 125
2021	$1.86	$1.97	5,397,200
2020	1.46	1.86	5,915,052
2019	1.15	1.46	5,377,999
2018	1.23	1.15	4,379,720
2017	0.98	1.23	182,679
Band 0
2021	$1.95	$2.09	1,223,740
2020	1.52	1.95	1,397,881
2019	1.18	1.52	1,706,123
2018	1.24	1.18	1,835,784
2017	0.98	1.24	1,765,773

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Triton Fund Service Class – 06-921
Band 125
2021	$2.10	$2.22	1,100,625
2020	1.66	2.10	1,215,601
2019	1.32	1.66	1,174,079
2018	1.41	1.32	1,303,770
2017	1.13	1.41	1,404,898
2016	1.04	1.13	575,530
2015	1.00 (01/15/15)	1.04	165,273
Band 0
2021	$2.27	$2.42	–
2020	1.77	2.27	72,259
2019	1.38	1.77	270,785
2018	1.46	1.38	525,020
2017	1.16	1.46	417,560
2016	1.05	1.16	485,209
Janus Henderson U.S. Managed Volatility Fund Service Class – 06-954
Band 125
2021	$1.56	$1.83	16,210
2020	1.40	1.56	27,928
2019	1.15	1.40	31,400
2018	1.22	1.15	92,279
2017	1.03	1.22	108,238
2016	0.96	1.03	118,749
2015	1.00 (03/24/15)	0.96	121,464
Band 100
2021	$1.58	$1.87	14,552
2020	1.42	1.58	23,720
2019	1.16	1.42	23,895
2018	1.22	1.16	31,532
2017	1.03	1.22	40,448
2016	0.97	1.03	128,959
2015	1.00 (03/24/15)	0.97	140,866
Janus Henderson Venture Fund N Class – 06-3P3
Band 125
2021	$1.52	$1.61	201,840
2020	1.17	1.52	488,340
2019	0.90	1.17	348,890
John Hancock Bond Fund R6 Class – 06-3HM
Band 125
2021	$1.17	$1.15	886,456
2020	1.08	1.17	21,413
2019	0.99	1.08	2,484
2018	1.00 (08/23/18)	0.99	5,082
John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class – 06-3GN
Band 125
2021	$1.18	$1.24	–
2020	1.09	1.18	241
2019	0.95	1.09	241
2018	1.00 (08/23/18)	0.95	242

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class – 06-3H3
Band 125
2021	$1.18	$1.27	6
2020	1.09	1.18	7,450
2019	0.94	1.09	4,082
2018	1.00 (08/23/18)	0.94	656
John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class – 06-3H4
Band 125
2021	$1.20	$1.29	–
2020	1.09	1.20	36,632
2019	0.93	1.09	35,557
2018	1.00 (08/23/18)	0.93	27,906
John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class – 06-3H6
Band 125
2021	$1.22	$1.35	7
2020	1.09	1.22	75,404
2019	0.92	1.09	63,176
2018	1.00 (08/23/18)	0.92	44,815
John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class – 06-3H7
Band 125
2021	$1.24	$1.39	1
2020	1.09	1.24	121,869
2019	0.91	1.09	87,170
2018	1.00 (08/23/18)	0.91	51,598
John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class – 06-3H9
Band 125
2021	$1.25	$1.43	–
2020	1.09	1.25	343,870
2019	0.90	1.09	293,619
2018	1.00 (08/23/18)	0.90	227,268
John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class – 06-3J3
Band 125
2021	$1.26	$1.46	1
2020	1.09	1.26	102,548
2019	0.89	1.09	133,764
2018	1.00 (08/23/18)	0.89	97,760
John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class – 06-3HF
Band 125
2021	$1.26	$1.47	3
2020	1.09	1.26	239,192
2019	0.89	1.09	201,626
2018	1.00 (08/23/18)	0.89	139,447
John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class – 06-3HG
Band 125
2021	$1.26	$1.47	–
2020	1.09	1.26	65,999
2019	0.89	1.09	46,668
2018	1.00 (08/23/18)	0.89	47,349

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class – 06-3HH
Band 125
2021	$1.26	$1.47	–
2020	1.09	1.26	35,463
2019	0.89	1.09	19,937
2018	1.00 (08/23/18)	0.89	2,773
John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class – 06-3HJ
Band 125
2021	$1.26	$1.47	–
2020	1.09	1.26	25,408
2019	0.89	1.09	15,001
2018	1.00 (08/23/18)	0.89	4,603
John Hancock Funds Multi-Index Income Preservation Portfolio R6 Class – 06-3HP
Band 125
2021	$1.14	$1.15	–
2020	1.07	1.14	–
2019	0.99	1.07	–
2018	1.00 (08/23/18)	0.99	186
JPMorgan Core Plus Bond Fund R6 Class – 06-3W6
Band 125
2021	$1.12	$1.10	1,704,926
2020	1.05	1.12	507,565
JPMorgan Emerging Markets Equity Fund R6 Class – 06-4CN
Band 125
2021	$1.47	$1.30	204,163
2020	1.10	1.47	65,487
JPMorgan Equity Income Fund R4 Class – 06-FXX
Band 125
2021	$1.33	$1.65	1,710,805
2020	1.30	1.33	194,210
2019	1.04	1.30	167,260
2018	1.11	1.04	165,466
Band 0
2021	$1.39	$1.74	18,818
2020	1.34	1.39	15,526
JPMorgan Equity Income Fund R6 Class – 06-FXY
Band 125
2021	$1.34	$1.66	32,102,307
2020	1.31	1.34	10,077,611
2019	1.05	1.31	7,074,951
2018	1.11	1.05	770,003
JPMorgan Global Bond Opps R6 Class – 06-4GH
Band 125
2021	$1.06	$1.06	164,889
2020	1.00 (01/24/20)	1.06	22,747

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
JPMorgan Government Bond Fund R4 Class – 06-FYC
Band 125
2021	$1.09	$1.06	591
2020	1.04	1.09	–
2019	0.99	1.04	649
2018	0.99	0.99	82,767
JPMorgan Government Bond Fund R6 Class – 06-FYF
Band 125
2021	$1.10	$1.07	85,813
2020	1.04	1.10	14,664
2019	0.99	1.04	10,205
2018	0.99	0.99	4,526
JPMorgan Income R6 Class – 06-4GJ
Band 125
2021	$1.01	$1.04	3,889
JPMorgan Large Cap Growth Fund R6 Class – 06-3GJ
Band 125
2021	$1.79	$2.10	10,894,749
2020	1.16	1.79	2,740,259
2019	0.84	1.16	9,016
JPMorgan Large Cap Value Fund R6 Class – 06-3GF
Band 125
2021	$1.17	$1.43	558,384
2020	1.07	1.17	182,508
2019	0.85	1.07	181,959
JPMorgan Mid Cap Growth Fund R4 Class – 06-FYG
Band 125
2021	$2.09	$2.28	724,827
2020	1.43	2.09	2,138,343
2019	1.04	1.43	2,148,052
2018	1.11	1.04	1,294,538
2017	1.00 (06/22/17)	1.11	700,577
JPMorgan Mid Cap Growth Fund R6 Class – 06-FYH
Band 125
2021	$2.11	$2.31	4,110,270
2020	1.44	2.11	3,311,092
2019	1.04	1.44	2,945,793
2018	1.11	1.04	2,453,754
2017	1.00 (06/22/17)	1.11	104,215
JPMorgan Mid Cap Value Fund R4 Class – 06-FYJ
Band 125
2021	$1.15	$1.47	31,131
2020	1.16	1.15	28,109
2019	0.93	1.16	30,468
2018	1.07	0.93	29,652

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
JPMorgan Mid Cap Value Fund R6 Class – 06-FYK
Band 125
2021	$1.16	$1.49	1,134,149
2020	1.17	1.16	1,095,083
2019	0.93	1.17	883,011
2018	1.07	0.93	679,250
JPMorgan Small Cap Growth Fund R6 Class – 06-3JM
Band 125
2021	$1.67	$1.55	1,061,938
2020	1.05	1.67	848,572
2019	0.77	1.05	311,656
JPMorgan Small Cap Value Fund R6 Class – 06-44Y
Band 125
2021	$1.12	$1.48	39,834
JPMorgan SmartRetirement Blend 2020 Fund R6 Class – 06-GGN
Band 125
2021	$1.19	$1.25	3,190,178
2020	1.10	1.19	3,598,873
2019	0.96	1.10	3,549,087
2018	1.02	0.96	2,709,383
JPMorgan SmartRetirement Blend 2025 Fund R6 Class – 06-GGP
Band 125
2021	$1.22	$1.32	2,175,433
2020	1.11	1.22	2,257,683
2019	0.95	1.11	1,850,122
2018	1.02	0.95	1,508,457
JPMorgan SmartRetirement Blend 2030 Fund R6 Class – 06-GGR
Band 125
2021	$1.25	$1.37	3,622,417
2020	1.13	1.25	3,045,805
2019	0.95	1.13	2,632,899
2018	1.03	0.95	1,760,645
JPMorgan SmartRetirement Blend 2035 Fund R6 Class – 06-GGT
Band 125
2021	$1.26	$1.42	2,542,878
2020	1.14	1.26	2,712,385
2019	0.94	1.14	2,243,189
2018	1.03	0.94	2,056,421
JPMorgan SmartRetirement Blend 2040 Fund R6 Class – 06-GGV
Band 125
2021	$1.28	$1.46	1,383,817
2020	1.15	1.28	1,538,536
2019	0.94	1.15	1,497,919
2018	1.03	0.94	1,060,561

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
JPMorgan SmartRetirement Blend 2045 Fund R6 Class – 06-GGW
Band 125
2021	$1.28	$1.49	1,391,011
2020	1.15	1.28	1,295,421
2019	0.93	1.15	1,291,200
2018	1.03	0.93	821,680
JPMorgan SmartRetirement Blend 2050 Fund R6 Class – 06-GGX
Band 125
2021	$1.29	$1.50	981,266
2020	1.15	1.29	969,230
2019	0.93	1.15	935,929
2018	1.03	0.93	519,195
JPMorgan SmartRetirement Blend 2055 Fund R6 Class – 06-GGY
Band 125
2021	$1.29	$1.50	830,114
2020	1.15	1.29	709,775
2019	0.93	1.15	542,362
2018	1.03	0.93	339,943
JPMorgan SmartRetirement Blend 2060 Fund R6 Class – 06-GHC
Band 125
2021	$1.29	$1.50	522,476
2020	1.16	1.29	385,669
2019	0.94	1.16	273,881
2018	1.03	0.94	146,879
JPMorgan SmartRetirement Blend Inc Fund R6 Class – 06-GHF
Band 125
2021	$1.18	$1.23	609,752
2020	1.09	1.18	572,972
2019	0.96	1.09	60,734
2018	1.01	0.96	66,213
JPMorgan U.S. Small Company Fund R4 Class – 06-FYM
Band 125
2021	$1.32	$1.59	28,958
2020	1.13	1.32	3,402
2019	0.94	1.13	6,870
2018	1.08	0.94	13,892
JPMorgan U.S. Small Company Fund R6 Class – 06-FYN
Band 125
2021	$1.33	$1.61	372,569
2020	1.14	1.33	237,594
2019	0.94	1.14	262,868
2018	1.08	0.94	333,109
JPMorgan US Equity R6 Class – 06-4TC
Band 125
2021	$1.00 (02/19/21)	$1.22	899,965

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
JPMorgan Value Advantage Fund R4 Class – 06-GJH
Band 125
2021	$1.15	$1.46	–
2020	1.18	1.15	25,642,114
2019	0.94	1.18	16,066,025
2018	1.05	0.94	15,108,372
JPMorgan Value Advantage Fund R6 Class – 06-GJJ
Band 125
2021	$1.15	$1.47	7,312
2020	1.19	1.15	2,228,724
2019	0.94	1.19	1,783,067
Knights of Columbus Intl Eq Institutional Class – 06-FRP
Band 125
2021	$1.29	$1.42	94,380
2020	1.15	1.29	106,039
2019	0.99	1.15	86,392
2018	1.14	0.99	38,894
2017	1.00 (06/22/17)	1.14	60,787
Knights of Columbus Lg Val Institutional Class – 06-FRT
Band 125
2021	$1.24	$1.58	508,504
2020	1.26	1.24	521,049
2019	0.99	1.26	469,851
2018	1.10	0.99	460,845
2017	1.00 (06/22/17)	1.10	463,464
Knights of Columbus Small Cap Institutional Class – 06-FRV
Band 125
2021	$1.27	$1.55	455,511
2020	1.13	1.27	459,878
2019	0.92	1.13	433,718
2018	1.10	0.92	394,194
2017	1.00 (06/22/17)	1.10	447,339
BrandywineGLOBAL – Global Opportunities Bond Fund FI Class – 06-709
Band 125
2021	$1.17	$1.09	67,672
2020	1.05	1.17	76,320
2019	0.98	1.05	401,119
2018	1.05	0.98	2,944,191
2017	0.94	1.05	3,363,619
2016	0.91	0.94	2,450,518
2015	1.02	0.91	1,717,485
2014	0.97	1.02	397,711
2013	1.03	0.97	10,575
BrandywineGLOBAL – Global Opportunities Bond Fund IS Class – 06-3G3
Band 125
2021	$1.19	$1.11	38,239

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BrandywineGLOBAL – Global Opportunities Bond Fund R Class – 06-714
Band 125
2021	$1.14	$1.06	43,209
2020	1.03	1.14	–
2019	0.96	1.03	–
2018	1.03	0.96	(6)
2017	0.93	1.03	95,810
2016	0.91	0.93	119,845
2015	1.01	0.91	187,696
2014	0.97	1.01	118,131
2013	1.03	0.97	89,643
Band 0
2021	$1.26	$1.19	–
2020	1.13	1.26	–
2019	1.04	1.13	–
2018	1.10	1.04	22,751
2017	0.98	1.10	22,763
2016	0.94	0.98	22,773
2015	1.04	0.94	29,771
Loomis Sayles Bond Fund N Class – 06-3XN
Band 125
2021	$1.06	$1.08	–
2020	1.05	1.06	–
2019	1.00 (05/24/19)	1.05	40,365
Loomis Sayles Small Cap Growth Fund N Class – 06-3JG
Band 125
2021	$1.33	$1.45	5,119
2020	1.01	1.33	3,947
2019	0.80	1.01	–
2018	1.00 (09/20/18)	0.80	1,155,129
Lord Abbett Bond Debenture R6 Class – 06-4F6
Band 125
2021	$1.08	$1.11	740,692
2020	1.02	1.08	58,251
Lord Abbett Bond-Debenture Fund R3 Class – 06-072
Band 125
2021	$1.27	$1.29	149,749
2020	1.20	1.27	141,172
2019	1.07	1.20	10,716
2018	1.13	1.07	26,781
Lord Abbett Bond-Debenture Fund R5 Class – 06-CJT
Band 125
2021	$1.42	$1.45	1,147
2020	1.33	1.42	2,912
2019	1.19	1.33	2,035
2018	1.25	1.19	–
2017	1.15	1.25	1,653

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Developing Growth Fund A Class – 06-732
Band 125
2021	$4.04	$3.89	312
2020	2.37	4.04	78,675
2019	1.82	2.37	100,386
2018	1.75	1.82	112,084
2017	1.37	1.75	91,946
2016	1.42	1.37	202,948
2015	1.58	1.42	290,101
2014	1.55	1.58	360,349
2013	1.00	1.55	346,007
2012	0.92	1.00	234,395
Band 0
2021	$4.55	$4.43	–
2020	2.64	4.55	–
2019	2.00	2.64	–
2018	1.90	2.00	–
2017	1.47	1.90	–
2016	1.51	1.47	2,081,508
2015	1.65	1.51	2,074,073
2014	1.60	1.65	1,906,308
2013	1.02	1.60	2,271,156
2012	0.92	1.02	2,530,975
Lord Abbett Developing Growth Fund P Class – 06-960
Band 125
2021	$7.20	$6.91	148,986
2020	4.24	7.20	150,982
2019	3.26	4.24	128,993
2018	3.14	3.26	257,104
2017	2.45	3.14	272,750
2016	2.55	2.45	310,525
2015	2.83	2.55	347,933
2014	2.78	2.83	489,086
2013	1.79	2.78	922,022
2012	1.64	1.79	553,655
Band 100
2021	$7.50	$7.21	90,323
2020	4.40	7.50	116,094
2019	3.37	4.40	104,415
2018	3.25	3.37	122,309
2017	2.52	3.25	169,110
2016	2.62	2.52	205,293
2015	2.90	2.62	306,994
2014	2.84	2.90	292,797
2013	1.82	2.84	37,849
2012	1.67	1.82	48,976

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$8.81	$8.55	–
2020	5.11	8.81	–
2019	3.88	5.11	–
2018	3.70	3.88	75,206
2017	2.85	3.70	87,987
2016	2.93	2.85	132,088
2015	3.21	2.93	133,297
2014	3.11	3.21	121,746
2013	1.98	3.11	115,991
2012	1.79	1.98	150,316
Lord Abbett Developing Growth Fund R3 Class – 06-369
Band 125
2021	$4.33	$4.15	43,412
2020	2.55	4.33	64,342
2019	1.96	2.55	162,653
2018	1.89	1.96	194,763
2017	1.48	1.89	325,461
2016	1.54	1.48	1,080,917
2015	1.72	1.54	1,068,460
2014	1.69	1.72	1,327,705
2013	1.09	1.69	1,445,197
2012	1.00	1.09	1,583,064
Band 100
2021	$4.47	$4.30	20,685
2020	2.62	4.47	20,685
2019	2.01	2.62	20,685
2018	1.94	2.01	20,685
2017	1.51	1.94	20,685
2016	1.57	1.51	20,685
2015	1.75	1.57	20,685
2014	1.71	1.75	20,685
2013	1.10	1.71	20,685
2012	1.01	1.10	20,685
Lord Abbett Developing Growth Fund R5 Class – 06-CJW
Band 125
2021	$3.37	$3.25	162,195
Lord Abbett Developing Growth Fund R6 Class – 06-CYJ
Band 125
2021	$2.86	$2.76	5,705,290
Lord Abbett Dividend Growth Fund A Class – 06-423 (formerly Lord Abbett Calibrated Dividend Growth Fund A Class)
Band 125
2021	$2.04	$2.53	–
2020	1.79	2.04	–
2019	1.43	1.79	–
2018	1.52	1.43	–
2017	1.29	1.52	–
2016	1.14	1.29	–
2015	1.18	1.14	–
2014	1.07	1.18	–
2013	1.00 (10/11/13)	1.07	13,689

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Dividend Growth Fund R3 Class – 06-424 (formerly Lord Abbett Calibrated Dividend Growth Fund R3 Class)
Band 125
2021	$2.00	$2.48	42,177
2020	1.76	2.00	31,158
2019	1.41	1.76	92,944
2018	1.50	1.41	72,485
2017	1.28	1.50	95,999
2016	1.13	1.28	103,199
2015	1.17	1.13	76,029
2014	1.07	1.17	68,064
2013	1.00 (10/11/13)	1.07	75,289
Band 100
2021	$2.04	$2.53	–
2020	1.79	2.04	–
2019	1.43	1.79	–
2018	1.52	1.43	21,056
2017	1.29	1.52	120,996
2016	1.13	1.29	139,760
2015	1.18	1.13	68,766
2014	1.07	1.18	68,766
2013	1.00 (10/11/13)	1.07	10,397
Lord Abbett Dividend Growth Fund R5 Class – 06-CJV (formerly Lord Abbett Calibrated Dividend Growth Fund R5 Class)
Band 125
2021	$1.93	$2.40	43,441
2020	1.69	1.93	4,126
2019	1.35	1.69	4,193
2018	1.43	1.35	2,274
2017	1.21	1.43	1,175
2016	1.00 (01/21/16)	1.21	78
Lord Abbett Fcsd SmCap Value R6 Class – 06-4XK
Band 125
2021	$1.00 (06/17/21)	$1.02	6,052,114
Lord Abbett Fundamental Equity Fund A Class – 06-733
Band 125
2021	$1.97	$2.50	–
2020	1.94	1.97	–
2019	1.60	1.94	–
2018	1.77	1.60	–
2017	1.59	1.77	–
2016	1.39	1.59	–
2015	1.45	1.39	–
2014	1.37	1.45	131,504
2013	1.02	1.37	114,738

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Fundamental Equity Fund R3 Class – 06-731
Band 125
2021	$1.93	$2.45	–
2020	1.90	1.93	3,144
2019	1.58	1.90	1,480
2018	1.75	1.58	5,039
2017	1.57	1.75	27,239
2016	1.38	1.57	22,505
2015	1.44	1.38	160,378
2014	1.37	1.44	500,380
2013	1.01	1.37	789,689
2012	0.93	1.01	272,563
Band 0
2021	$2.17	$2.79	–
2020	2.12	2.17	–
2019	1.73	2.12	–
2018	1.89	1.73	–
2017	1.68	1.89	–
2016	1.46	1.68	–
2015	1.51	1.46	–
2014	1.41	1.51	201,478
2013	1.03	1.41	328,397
Lord Abbett Fundamental Equity Fund R5 Class – 06-CJX
Band 125
2021	$1.58	$2.02	48,759
Lord Abbett Growth Leaders Fund I Class – 06-948
Band 125
2021	$3.24	$3.48	39,907
2020	1.85	3.24	42,630
2019	1.38	1.85	90,968
2018	1.41	1.38	86,765
2017	1.09	1.41	61,309
2016	1.09	1.09	55,104
Lord Abbett Growth Leaders Fund R3 Class – 06-951
Band 125
2021	$3.14	$3.36	55,445
2020	1.80	3.14	43,499
2019	1.36	1.80	41,504
2018	1.39	1.36	39,223
2017	1.08	1.39	108,048
2016	1.09	1.08	84,584
Lord Abbett Growth Leaders Fund R5 Class – 06-CJY
Band 125
2021	$3.28	$3.53	1,223,211
2020	1.87	3.28	636,892
2019	1.40	1.87	878,374
2018	1.43	1.40	354,891
2017	1.10	1.43	341,858
2016	1.00 (01/21/16)	1.10	366,873

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Growth Opportunities Fund P Class – 06-965
Band 125
2021	$4.37	$4.59	35,761
2020	3.16	4.37	36,853
2019	2.35	3.16	44,750
2018	2.46	2.35	29,415
2017	2.03	2.46	26,436
2016	2.04	2.03	28,936
2015	2.02	2.04	38,783
2014	1.93	2.02	79,119
2013	1.42	1.93	99,661
2012	1.27	1.42	127,706
Band 100
2021	$4.54	$4.79	11,232
2020	3.28	4.54	12,931
2019	2.43	3.28	12,640
2018	2.55	2.43	17,616
2017	2.10	2.55	21,688
2016	2.10	2.10	27,336
2015	2.07	2.10	35,979
2014	1.97	2.07	25,392
Lord Abbett Growth Opportunities Fund R3 Class – 06-371
Band 125
2021	$3.30	$3.47	43,447
2020	2.39	3.30	56,019
2019	1.78	2.39	52,311
2018	1.87	1.78	53,321
2017	1.54	1.87	160,669
2016	1.55	1.54	160,174
2015	1.53	1.55	94,664
2014	1.46	1.53	205,070
2013	1.08	1.46	103,780
2012	0.96	1.08	157,303
Band 0
2021	$3.89	$4.14	–
2020	2.78	3.89	–
2019	2.04	2.78	–
2018	2.12	2.04	–
2017	1.73	2.12	–
2016	1.71	1.73	–
2015	1.67	1.71	1,143
2014	1.58	1.67	498
2013	1.15	1.58	193
2012	1.01	1.15	193

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett High Yield Fund A Class – 06-057
Band 125
2021	$1.26	$1.32	833
2020	1.22	1.26	584
2019	1.07	1.22	54,089
2018	1.14	1.07	51,038
2017	1.07	1.14	162,805
2016	0.93	1.07	418,453
2015	0.97	0.93	141,637
2014	1.00 (06/26/14)	0.97	13,559
Lord Abbett High Yield Fund R3 Class – 06-073
Band 125
2021	$1.23	$1.29	132,326
2020	1.20	1.23	144,549
2019	1.06	1.20	125,667
2018	1.13	1.06	239,480
2017	1.06	1.13	241,154
2016	0.93	1.06	264,831
2015	0.97	0.93	276,250
Lord Abbett High Yield Fund R5 Class – 06-CKF
Band 125
2021	$1.41	$1.48	262,654
2020	1.37	1.41	4,456,285
2019	1.20	1.37	4,710,815
2018	1.28	1.20	3,940,666
2017	1.19	1.28	3,806,067
2016	1.00 (01/21/16)	1.19	35,383
Lord Abbett High Yield Fund R6 Class – 06-CYK
Band 125
2021	$1.20	$1.25	2,147,463
2020	1.15	1.20	626,819
2019	1.01	1.15	687,025
2018	1.08	1.01	706,153
2017	1.01	1.08	207,443
Lord Abbett International Opportunities Fund R3 Class – 06-36C
Band 125
2021	$1.01	$1.09	10,071
2020	0.90	1.01	488,626
2019	0.75	0.90	559,923
2018	1.00 (03/15/18)	0.75	3,153,104
Band 0
2021	$1.05	$1.14	–
2020	0.92	1.05	734,921
2019	0.76	0.92	655,834
2018	1.00 (03/15/18)	0.76	1,416,716

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett International Opportunities Fund R5 Class – 06-36F
Band 125
2021	$1.03	$1.11	76,992
2020	0.91	1.03	1,603,252
2019	0.76	0.91	1,961,497
2018	1.00 (03/15/18)	0.76	7,124,094
Lord Abbett International Opportunities Fund R6 Class – 06-36G
Band 125
2021	$1.03	$1.12	193,117
2020	0.91	1.03	1,045,580
2019	0.76	0.91	441,339
2018	1.00 (03/15/18)	0.76	1,189,664
Lord Abbett Mid Cap Stock Fund P Class – 06-970
Band 125
2021	$2.01	$2.55	3,658
2020	1.98	2.01	16,143
2019	1.64	1.98	14,977
2018	1.94	1.64	14,073
2017	1.84	1.94	9,654
2016	1.60	1.84	9,266
2015	1.68	1.60	8,060
2014	1.53	1.68	7,795
2013	1.19	1.53	41,037
2012	1.05	1.19	23,215
Lord Abbett Mid Cap Stock Fund R3 Class – 06-961
Band 125
2021	$2.86	$3.63	5,746
2020	2.82	2.86	14,104
2019	2.33	2.82	29,872
2018	2.77	2.33	36,734
2017	2.62	2.77	306,524
2016	2.29	2.62	64,522
2015	2.40	2.29	60,370
2014	2.18	2.40	59,359
2013	1.70	2.18	85,142
2012	1.51	1.70	65,115
Lord Abbett Mid Cap Stock Fund R5 Class – 06-CKG
Band 125
2021	$1.43	$1.82	52
Lord Abbett Small Cap Value Fund P Class – 06-980
Band 125
2021	$2.66	$3.32	–
2020	2.74	2.66	–
2019	2.31	2.74	–
2018	2.66	2.31	–
2017	2.54	2.66	–
2016	2.14	2.54	–
2015	2.20	2.14	157,053
2014	2.18	2.20	230,612
2013	1.66	2.18	279,365
2012	1.52	1.66	264,747

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Small Cap Value Fund R3 Class – 06-962
Band 125
2021	$2.57	$3.20	105,882
2020	2.65	2.57	67,172
2019	2.24	2.65	51,707
2018	2.58	2.24	60,496
2017	2.46	2.58	52,215
2016	2.07	2.46	58,699
2015	2.13	2.07	54,249
2014	2.12	2.13	74,564
2013	1.61	2.12	113,560
2012	1.47	1.61	166,580
Band 0
2021	$2.98	$3.75	–
2020	3.03	2.98	–
2019	2.52	3.03	–
2018	2.87	2.52	–
2017	2.71	2.87	–
2016	2.25	2.71	–
2015	2.28	2.25	2,415
2014	2.25	2.28	397
2013	1.68	2.25	–
2012	1.52	1.68	7,503
Lord Abbett Total Return Fund I Class – 06-949
Band 125
2021	$1.15	$1.14	134,282
2020	1.08	1.15	136,011
2019	1.01	1.08	67,356
2018	1.03	1.01	189,005
2017	1.00	1.03	356,298
2016	0.97	1.00	311,939
2015	1.00 (01/15/15)	0.97	8,927
Lord Abbett Total Return Fund R3 Class – 06-952
Band 125
2021	$1.11	$1.10	105,142
2020	1.06	1.11	114,610
2019	0.99	1.06	111,073
2018	1.01	0.99	161,426
2017	0.99	1.01	488,568
2016	0.97	0.99	731,998
2015	1.00 (01/15/15)	0.97	547,927
Lord Abbett Total Return Fund R5 Class – 06-CKJ
Band 125
2021	$1.18	$1.17	596,032
2020	1.11	1.18	586,474
2019	1.04	1.11	928,632
2018	1.06	1.04	775,911
2017	1.03	1.06	884,895
2016	1.00 (01/21/16)	1.03	547,144

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Total Return Fund R6 Class – 06-3RJ
Band 125
2021	$1.13	$1.12	208,809
2020	1.06	1.13	5,831
Lord Abbett Value Opportunities Fund A Class – 06-967
Band 125
2021	$2.68	$3.37	47,410
2020	2.35	2.68	230,596
2019	1.94	2.35	299,807
2018	2.23	1.94	368,800
2017	2.05	2.23	568,705
2016	1.78	2.05	580,743
2015	1.86	1.78	735,607
2014	1.73	1.86	1,379,860
2013	1.28	1.73	1,829,460
2012	1.18	1.28	1,840,055
Band 0
2021	$3.07	$3.91	–
2020	2.67	3.07	–
2019	2.17	2.67	–
2018	2.47	2.17	–
2017	2.24	2.47	–
2016	1.92	2.24	–
2015	1.98	1.92	–
2014	1.81	1.98	1,339,607
2013	1.33	1.81	1,370,257
2012	1.21	1.33	1,528,042
Lord Abbett Value Opportunities Fund P Class – 06-025
Band 125
2021	$1.70	$2.13	344,749
2020	1.50	1.70	308,696
2019	1.24	1.50	419,791
2018	1.42	1.24	438,721
2017	1.31	1.42	370,768
2016	1.14	1.31	477,043
2015	1.19	1.14	610,088
2014	1.11	1.19	672,947
2013	1.00 (07/12/13)	1.11	732,951
Band 100
2021	$1.73	$2.18	38,742
2020	1.52	1.73	39,013
2019	1.25	1.52	39,380
2018	1.44	1.25	40,950
2017	1.32	1.44	43,122
2016	1.15	1.32	44,799
2015	1.20	1.15	56,398
2014	1.11	1.20	30,223
2013	1.00 (07/12/13)	1.11	1,756

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.87	$2.37	–
2020	1.62	1.87	–
2019	1.32	1.62	–
2018	1.51	1.32	–
2017	1.37	1.51	–
2016	1.18	1.37	–
2015	1.22	1.18	–
2014	1.12	1.22	–
2013	1.00 (07/12/13)	1.12	68,224
Lord Abbett Value Opportunities Fund R3 Class – 06-968
Band 125
2021	$2.62	$3.28	162,773
2020	2.31	2.62	218,866
2019	1.91	2.31	234,702
2018	2.20	1.91	332,330
2017	2.02	2.20	414,831
2016	1.76	2.02	389,559
2015	1.84	1.76	508,221
2014	1.71	1.84	1,045,034
2013	1.28	1.71	1,057,555
2012	1.18	1.28	905,195
Band 100
2021	$2.69	$3.38	44,445
2020	2.37	2.69	55,410
2019	1.95	2.37	63,622
2018	2.24	1.95	90,837
2017	2.06	2.24	98,106
2016	1.79	2.06	108,530
2015	1.87	1.79	153,596
2014	1.73	1.87	149,322
Band 0
2021	$3.01	$3.81	–
2020	2.62	3.01	–
2019	2.14	2.62	–
2018	2.43	2.14	–
2017	2.21	2.43	–
2016	1.90	2.21	–
2015	1.96	1.90	6,534
2014	1.80	1.96	94,754
2013	1.33	1.80	99,542
2012	1.21	1.33	17,829
Lord Abbett Value Opportunities Fund R5 Class – 06-CKK
Band 125
2021	$1.67	$2.10	–
2020	1.47	1.67	–
2019	1.20	1.47	–
2018	1.38	1.20	2,891

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Value Opportunities Fund R6 Class – 06-FYP
Band 125
2021	$1.30	$1.64	976,750
2020	1.14	1.30	649,337
2019	0.93	1.14	674,039
2018	1.07	0.93	760,811
MainStay Large Cap Growth Fund R6 Class – 06-3HY
Band 125
2021	$1.57	$1.93	–
2020	1.15	1.57	–
2019	0.87	1.15	–
2018	1.00 (08/23/18)	0.87	7,690,721
Manning & Napier Pro-Blend Conservative Term Series S Class – 06-222
Band 125
2021	$1.76	$1.83	20,284
2020	1.61	1.76	20,202
2019	1.45	1.61	20,113
2018	1.50	1.45	693,093
2017	1.39	1.50	907,195
2016	1.35	1.39	1,502,051
2015	1.41	1.35	1,717,912
2014	1.38	1.41	1,488,741
2013	1.29	1.38	1,581,056
2012	1.20	1.29	678,266
Manning & Napier Pro-Blend Extended Term Series S Class – 06-223
Band 125
2021	$2.02	$2.22	12,433
2020	1.74	2.02	12,523
2019	1.48	1.74	11,045
2018	1.56	1.48	1,409,785
2017	1.38	1.56	2,295,335
2016	1.34	1.38	2,790,804
2015	1.43	1.34	3,329,461
2014	1.38	1.43	2,883,218
2013	1.20	1.38	2,268,424
2012	1.07	1.20	379,120
Manning & Napier Pro-Blend Maximum Term Series S Class – 06-224
Band 125
2021	$2.39	$2.80	142,318
2020	1.99	2.39	140,996
2019	1.57	1.99	146,720
2018	1.70	1.57	1,153,047
2017	1.39	1.70	1,123,334
2016	1.34	1.39	1,110,611
2015	1.44	1.34	1,279,125
2014	1.38	1.44	1,031,194
2013	1.11	1.38	618,923
2012	0.96	1.11	195,166

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Manning & Napier Pro-Blend Moderate Term Series S Class – 06-226
Band 125
2021	$1.81	$1.93	16,317
2020	1.60	1.81	59,640
2019	1.39	1.60	59,750
2018	1.46	1.39	3,981,805
2017	1.33	1.46	5,994,996
2016	1.30	1.33	16,612,743
2015	1.38	1.30	18,009,992
2014	1.35	1.38	18,526,866
2013	1.21	1.35	16,467,809
2012	1.10	1.21	10,878,795
Met West Total Return Bd P Class – 06-47P
Band 125
2021	$1.01	$0.99	694,813
2020	0.94	1.01	759,331
2019	1.00 (08/30/19)	0.94	215,212
MFS Aggressive Growth Allocation Fund R2 Class – 06-074
Band 125
2021	$1.65	$1.93	40,383
2020	1.45	1.65	40,759
2019	1.14	1.45	53,860
2018	1.24	1.14	9,325
2017	1.02	1.24	3,007
MFS Aggressive Growth Allocation Fund R3 Class – 06-058
Band 125
2021	$1.68	$1.97	726,685
2020	1.47	1.68	714,311
2019	1.15	1.47	699,469
2018	1.25	1.15	17,430
2017	1.03	1.25	8,783
2016	0.97	1.03	2,129
MFS Conservative Allocation Fund R2 Class – 06-075
Band 125
2021	$1.33	$1.41	291,071
2020	1.21	1.33	360,870
2019	1.05	1.21	151,433
2018	1.10	1.05	132,279
2017	1.01	1.10	178,399
MFS Conservative Allocation Fund R3 Class – 06-059
Band 125
2021	$1.35	$1.44	1,320,419
2020	1.23	1.35	1,282,076
2019	1.06	1.23	1,118,762
2018	1.11	1.06	782,546
2017	1.01	1.11	562,728
2016	0.97	1.01	335,237
2015	0.99	0.97	97,024

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Core Equity Fund R6 Class – 06-3W7
Band 125
2021	$1.34	$1.66	1,330,568
2020	1.14	1.34	108,839
MFS Emerging Markets Debt Fund R2 Class – 06-013
Band 125
2021	$1.31	$1.25	1,101
2020	1.23	1.31	817
2019	1.10	1.23	163
MFS Emerging Markets Debt Fund R3 Class – 06-014
Band 125
2021	$1.33	$1.28	–
2020	1.25	1.33	–
2019	1.11	1.25	–
2018	1.19	1.11	730
2017	1.10	1.19	45,870
2016	1.02	1.10	83,358
2015	1.04	1.02	2
2014	1.01	1.04	812,624
2013	1.00 (06/20/13)	1.01	1,527,002
MFS Emerging Markets Debt Fund R6 Class – 06-CYM
Band 125
2021	$1.23	$1.19	44,516
2020	1.15	1.23	33,134
2019	1.02	1.15	27,378
2018	1.09	1.02	19,442
MFS Global Real Estate R6 Class – 06-4FM
Band 125
2021	$1.01	$1.30	116,089
MFS Growth Allocation Fund R2 Class – 06-076
Band 125
2021	$1.55	$1.77	317,348
2020	1.38	1.55	405,560
2019	1.11	1.38	99,339
2018	1.19	1.11	86,153
2017	1.02	1.19	274,940
MFS Growth Allocation Fund R3 Class – 06-060
Band 125
2021	$1.58	$1.80	101,873
2020	1.40	1.58	165,005
2019	1.12	1.40	308,828
2018	1.20	1.12	368,253
2017	1.03	1.20	113,019
2016	0.97	1.03	102,264
2015	0.99	0.97	94,250

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Growth Fund R6 Class – 06-CYN
Band 125
2021	$2.30	$2.81	9,261,135
2020	1.77	2.30	6,727,998
2019	1.30	1.77	3,017,401
2018	1.28	1.30	2,884,583
2017	0.99	1.28	622,520
MFS International Diversification Fund R6 Class – 06-3MF
Band 125
2021	$1.35	$1.44	4,772,765
2020	1.18	1.35	3,318,007
2019	0.95	1.18	383,286
MFS International Growth Fund R6 Class – 06-49X
Band 125
2021	$1.25	$1.35	188,260
2020	1.09	1.25	27,786
MFS International New Discovery Fund A Class – 06-360
Band 125
2021	$4.38	$4.53	417,727
2020	4.04	4.38	474,353
2019	3.34	4.04	482,810
2018	3.79	3.34	642,916
2017	2.91	3.79	900,109
2016	2.94	2.91	1,144,856
2015	2.91	2.94	1,808,540
2014	3.03	2.91	1,851,378
2013	2.57	3.03	3,068,691
2012	2.09	2.57	2,868,466
MFS International New Discovery Fund R2 Class – 06-379
Band 125
2021	$2.22	$2.29	122,772
2020	2.05	2.22	115,571
2019	1.70	2.05	109,103
2018	1.93	1.70	106,828
2017	1.49	1.93	128,901
2016	1.51	1.49	284,809
2015	1.49	1.51	311,334
2014	1.56	1.49	320,175
2013	1.33	1.56	282,508
2012	1.08	1.33	99,293
MFS International New Discovery Fund R6 Class – 06-CYP
Band 125
2021	$1.54	$1.59	1,856,143
2020	1.41	1.54	1,935,164
2019	1.16	1.41	2,113,638
2018	1.31	1.16	1,119,692
2017	1.01	1.31	1,090,009

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS International Value Fund R2 Class – 06-822
Band 125
2021	$2.33	$2.53	201,115
2020	1.97	2.33	314,175
2019	1.59	1.97	430,271
2018	1.78	1.59	404,578
2017	1.42	1.78	431,905
2016	1.39	1.42	636,413
2015	1.32	1.39	797,445
2014	1.33	1.32	193,385
2013	1.06	1.33	24,149
MFS International Value Fund R3 Class – 06-773
Band 125
2021	$2.37	$2.59	119,509
2020	2.00	2.37	577,207
2019	1.61	2.00	741,182
2018	1.80	1.61	2,272,835
2017	1.44	1.80	9,424,816
2016	1.40	1.44	9,667,426
2015	1.33	1.40	8,610,715
2014	1.33	1.33	6,359,318
2013	1.06	1.33	2,253,559
MFS International Value Fund R6 Class – 06-CYR
Band 125
2021	$1.70	$1.86	2,116,287
2020	1.43	1.70	2,044,771
2019	1.15	1.43	1,886,294
2018	1.28	1.15	1,334,290
2017	1.02	1.28	888,578
MFS Massachusetts Investors Growth Stock Fund R2 Class – 06-387
Band 125
2021	$4.09	$5.08	240,081
2020	3.39	4.09	267,198
2019	2.46	3.39	398,729
2018	2.48	2.46	371,902
2017	1.96	2.48	2,037,117
2016	1.87	1.96	2,334,954
2015	1.90	1.87	2,965,177
2014	1.73	1.90	3,801,581
2013	1.35	1.73	3,889,471
2012	1.17	1.35	2,541,810
Band 100
2021	$4.20	$5.23	229,555
2020	3.47	4.20	245,548
2019	2.51	3.47	269,106
2018	2.53	2.51	310,502
2017	1.99	2.53	379,937
2016	1.90	1.99	434,171
2015	1.92	1.90	448,343
2014	1.74	1.92	346,649

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$4.67	$5.88	–
2020	3.82	4.67	–
2019	2.74	3.82	–
2018	2.72	2.74	–
2017	2.12	2.72	–
2016	2.01	2.12	–
2015	2.01	2.01	4,444
2014	1.81	2.01	1,377
MFS Massachusetts Investors Growth Stock Fund R3 Class – 06-386
Band 125
2021	$4.20	$5.23	146,423
2020	3.47	4.20	927,365
2019	2.51	3.47	1,203,428
2018	2.52	2.51	4,144,628
2017	1.99	2.52	4,342,756
2016	1.90	1.99	4,927,849
2015	1.92	1.90	5,045,019
2014	1.74	1.92	5,016,469
2013	1.36	1.74	5,108,600
2012	1.18	1.36	4,366,263
Band 0
2021	$4.79	$6.05	–
2020	3.91	4.79	–
2019	2.80	3.91	–
2018	2.78	2.80	–
2017	2.16	2.78	–
2016	2.03	2.16	2,823,037
2015	2.03	2.03	2,686,990
2014	1.82	2.03	2,772,281
2013	1.40	1.82	2,964,647
2012	1.20	1.40	3,060,256
MFS Massachusetts Investors Growth Stock Fund R6 Class – 06-CYT
Band 125
2021	$2.12	$2.65	5,909,319
2020	1.75	2.12	6,361,179
2019	1.26	1.75	6,101,482
2018	1.26	1.26	1,617,773
2017	0.99	1.26	60,768
MFS Mid Cap Growth Fund A Class – 06-365
Band 125
2021	$3.83	$4.31	3,147,518
2020	2.87	3.83	6,550,354
2019	2.11	2.87	7,684,357
2018	2.12	2.11	3,889,171
2017	1.71	2.12	3,462,544
2016	1.66	1.71	1,919,308
2015	1.61	1.66	533,328
2014	1.50	1.61	62,397
2013	1.11	1.50	61,127
2012	0.97	1.11	56,348

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Mid Cap Growth Fund R6 Class – 06-GNF
Band 125
2021	$1.85	$2.08	16,165,554
2020	1.38	1.85	8,759,560
2019	1.01	1.38	6,836,225
2018	1.01	1.01	1,413,247
Band 100
2021	$1.86	$2.10	5,620
MFS Mid Cap Value Fund R2 Class – 06-922
Band 125
2021	$1.43	$1.84	649,752
2020	1.39	1.43	518,037
2019	1.08	1.39	402,023
2018	1.25	1.08	937,508
2017	1.12	1.25	3,862,237
2016	0.98	1.12	4,762,985
2015	1.02	0.98	232,177
Band 0
2021	$1.54	$2.01	–
2020	1.49	1.54	230,199
2019	1.14	1.49	188,294
2018	1.29	1.14	116,514
2017	1.14	1.29	1,059,948
2016	0.99	1.14	1,138,556
MFS Mid Cap Value Fund R3 Class – 06-891
Band 125
2021	$1.45	$1.87	1,550,878
2020	1.41	1.45	1,438,884
2019	1.10	1.41	1,336,593
2018	1.26	1.10	1,664,344
2017	1.12	1.26	5,498,405
2016	0.98	1.12	6,719,646
2015	1.02	0.98	14,243
MFS Mid Cap Value Fund R6 Class – 06-CYV
Band 125
2021	$1.29	$1.67	6,132,125
2020	1.25	1.29	5,094,544
2019	0.97	1.25	4,399,826
2018	1.10	0.97	4,497,262
2017	0.98	1.10	3,700,125
MFS Moderate Allocation Fund R2 Class – 06-077
Band 125
2021	$1.45	$1.59	518,891
2020	1.29	1.45	610,623
2019	1.08	1.29	556,038
2018	1.15	1.08	499,867
2017	1.01	1.15	463,108

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Moderate Allocation Fund R3 Class – 06-061
Band 125
2021	$1.47	$1.62	2,676,910
2020	1.31	1.47	2,568,679
2019	1.09	1.31	2,513,458
2018	1.16	1.09	108,359
2017	1.02	1.16	51,676
2016	0.97	1.02	22,216
2015	0.99	0.97	61,788
MFS New Discovery Fund R2 Class – 06-298
Band 125
2021	$3.07	$3.06	23,870
2020	2.15	3.07	32,339
2019	1.55	2.15	28,516
2018	1.60	1.55	22,314
2017	1.29	1.60	12,684
2016	1.21	1.29	50,199
2015	1.25	1.21	204,337
2014	1.37	1.25	527,673
2013	0.99	1.37	297,334
2012	0.83	0.99	66,702
Band 0
2021	$3.46	$3.49	–
2020	2.40	3.46	–
2019	1.71	2.40	–
2018	1.74	1.71	–
2017	1.38	1.74	–
2016	1.28	1.38	–
2015	1.31	1.28	9,214
2014	1.42	1.31	6,390
MFS New Discovery Fund R3 Class – 06-299
Band 125
2021	$3.14	$3.14	330,702
2020	2.20	3.14	151,413
2019	1.58	2.20	11,496
2018	1.63	1.58	–
2017	1.31	1.63	–
2016	1.22	1.31	18,350
2015	1.26	1.22	70,293
2014	1.38	1.26	700,692
2013	0.99	1.38	145,617
2012	0.83	0.99	44,407
MFS Technology Fund R2 Class – 06-CMG
Band 125
2021	$2.85	$3.18	9,235
2020	1.98	2.85	7,956
2019	1.48	1.98	1,863
2018	1.48	1.48	2,448
2017	1.09	1.48	18,374
2016	1.00 (05/12/16)	1.09	14,851

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Technology Fund R3 Class – 06-CMH
Band 125
2021	$2.88	$3.23	50,637
2020	2.00	2.88	1,129,828
2019	1.49	2.00	1,390,560
2018	1.49	1.49	1,594,508
2017	1.09	1.49	1,385,391
2016	1.00 (05/12/16)	1.09	32,362
MFS Technology Fund R6 Class – 06-CYW
Band 125
2021	$2.66	$2.98	1,393,099
2020	1.84	2.66	1,480,691
2019	1.36	1.84	1,025,042
2018	1.36	1.36	667,319
2017	0.99	1.36	341,103
MFS Total Return Bond Fund R6 Class – 06-3TH
Band 125
2021	$1.16	$1.14	–
2020	1.08	1.16	12,560
MFS Total Return Fund R6 Class – 06-3JR
Band 125
2021	$1.19	$1.35	163,187
2020	1.10	1.19	34,938
MFS Utilities Fund R2 Class – 06-389
Band 125
2021	$2.43	$2.73	48,912
2020	2.33	2.43	33,994
2019	1.89	2.33	58,675
2018	1.90	1.89	66,153
2017	1.69	1.90	94,511
2016	1.54	1.69	296,143
2015	1.83	1.54	341,133
2014	1.65	1.83	540,895
2013	1.39	1.65	275,996
2012	1.25	1.39	175,686
Band 100
2021	$2.49	$2.81	1,517
2020	2.38	2.49	1,540
2019	1.93	2.38	1,568
2018	1.94	1.93	2,397
2017	1.71	1.94	33,318
2016	1.56	1.71	35,232
2015	1.85	1.56	44,128
2014	1.66	1.85	53,031

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Utilities Fund R3 Class – 06-388
Band 125
2021	$2.50	$2.81	28,749
2020	2.38	2.50	33,251
2019	1.93	2.38	77,750
2018	1.94	1.93	34,447
2017	1.71	1.94	45,747
2016	1.56	1.71	203,327
2015	1.85	1.56	166,061
2014	1.67	1.85	49,803
2013	1.40	1.67	18,309
2012	1.25	1.40	17,752
MFS Utilities Fund R6 Class – 06-39X
Band 125
2021	$1.31	$1.48	4,869
MFS Value Fund A Class – 06-375
Band 125
2021	$3.34	$4.13	739,596
2020	3.26	3.34	2,383,931
2019	2.55	3.26	3,967,121
2018	2.87	2.55	6,014,553
2017	2.47	2.87	7,444,352
2016	2.20	2.47	12,552,857
2015	2.25	2.20	10,260,718
2014	2.06	2.25	5,716,057
2013	1.54	2.06	4,937,223
2012	1.34	1.54	3,065,781
Band 0
2021	$4.22	$5.27	–
2020	4.07	4.22	–
2019	3.14	4.07	–
2018	3.49	3.14	–
2017	2.97	3.49	–
2016	2.61	2.97	1,870,724
2015	2.63	2.61	1,850,306
2014	2.38	2.63	1,753,659
2013	1.76	2.38	1,828,853
2012	1.51	1.76	1,854,727
MFS Value Fund R6 Class – 06-CYX
Band 125
2021	$1.36	$1.69	11,539,203
2020	1.33	1.36	9,334,260
2019	1.03	1.33	8,126,712
2018	1.16	1.03	7,162,269
2017	0.99	1.16	1,124,262
Band 0
2021	$1.43	$1.80	1,961,970
2020	1.38	1.43	2,122,689
2019	1.06	1.38	2,312,884
2018	1.17	1.06	2,344,340
2017	0.99	1.17	2,461,811

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Neuberger Berman Emerging Markets Equity Fund A Class – 06-015
Band 125
2021	$1.48	$1.41	85,445
2020	1.32	1.48	78,158
2019	1.13	1.32	30,024
2018	1.39	1.13	26,072
2017	0.99	1.39	231,533
2016	0.92	0.99	16,270
Neuberger Berman Emerging Markets Equity Fund R3 Class – 06-016
Band 125
2021	$1.47	$1.39	10,886
2020	1.32	1.47	3,184
2019	1.13	1.32	1,546
2018	1.39	1.13	999
2017	1.00	1.39	31,031
2016	0.94	1.00	29,271
2015	1.08	0.94	17,754
Neuberger Berman Focus Fund Advisor Class – 06-880
Band 125
2021	$16.74	$19.80	1,430
2020	13.67	16.74	1,506
2019	10.82	13.67	1,506
2018	12.06	10.82	4,867
2017	10.26	12.06	4,545
2016	9.74	10.26	4,486
2015	9.89	9.74	4,197
2014	9.09	9.89	4,070
2013	6.8	9.09	7,025
2012	5.81	6.8	5,899
Band 100
2021	$17.47	$20.72	345
2020	14.23	17.47	439
2019	11.24	14.23	502
2018	12.50	11.24	642
2017	10.61	12.50	1,253
2016	10.04	10.61	8,891
2015	10.17	10.04	2,357
2014	9.32	10.17	2,483
Neuberger Berman Large Cap Value Fund Advisor Class – 06-900
Band 125
2021	$5.83	$7.35	76,192
2020	5.17	5.83	98,090
2019	4.24	5.17	110,035
2018	4.35	4.24	99,117
2017	3.90	4.35	132,835
2016	3.09	3.90	263,324
2015	3.57	3.09	684,397
2014	3.27	3.57	696,007
2013	2.53	3.27	815,403
2012	2.19	2.53	800,279

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$6.07	$7.67	12,310
2020	5.37	6.07	12,123
2019	4.39	5.37	12,869
2018	4.49	4.39	21,441
2017	4.02	4.49	25,446
2016	3.17	4.02	89,309
2015	3.67	3.17	67,095
2014	3.35	3.67	73,144
2013	2.58	3.35	4,912
2012	2.23	2.58	4,815
Band 0
2021	$7.12	$9.09	–
2020	6.24	7.12	–
2019	5.05	6.24	–
2018	5.12	5.05	–
2017	4.53	5.12	–
2016	3.54	4.53	–
2015	4.05	3.54	–
2014	3.66	4.05	–
2013	2.80	3.66	–
2012	2.40	2.80	293,974
Neuberger Berman Lg Cap Val R6 Class – 06-4XP
Band 125
2021	$1.00 (06/17/21)	$1.05	923,262
Neuberger Berman Small Cap Growth Fund A Class – 06-868
Band 125
2021	$4.16	$4.29	31,333
2020	2.95	4.16	24,854
2019	2.22	2.95	20,189
2018	2.14	2.22	28,328
2017	1.69	2.14	41,323
2016	1.61	1.69	42,732
2015	1.73	1.61	48,020
Neuberger Berman Small Cap Growth Fund Advisor Class – 06-895
Band 125
2021	$6.76	$7.02	66,406
2020	4.81	6.76	94,328
2019	3.63	4.81	115,014
2018	3.49	3.63	114,375
2017	2.77	3.49	69,790
2016	2.65	2.77	106,233
2015	2.85	2.65	181,654
2014	2.78	2.85	192,098
2013	1.92	2.78	216,777
2012	1.79	1.92	265,292

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$7.04	$7.32	8,743
2020	4.99	7.04	9,329
2019	3.76	4.99	28,536
2018	3.60	3.76	26,829
2017	2.85	3.60	4,991
2016	2.72	2.85	6,341
2015	2.92	2.72	6,322
2014	2.85	2.92	7,765
Band 0
2021	$8.26	$8.69	–
2020	5.80	8.26	–
2019	4.32	5.80	–
2018	4.11	4.32	–
2017	3.22	4.11	–
2016	3.04	3.22	–
2015	3.23	3.04	4,991
2014	3.12	3.23	6,341
2013	2.13	3.12	6,322
2012	1.95	2.13	7,765
Neuberger Berman Small Cap Growth Fund R3 Class – 06-867
Band 125
2021	$6.44	$6.69	19,565
2020	4.58	6.44	33,908
2019	3.46	4.58	34,383
2018	3.33	3.46	25,324
2017	2.64	3.33	18,704
2016	2.52	2.64	9,685
2015	2.71	2.52	25,980
2014	2.65	2.71	15,064
2013	1.83	2.65	10,793
2012	1.71	1.83	5,204
Neuberger Berman Small Cap Growth Fund R6 Class – 06-3XP
Band 125
2021	$1.51	$1.54	2,764
Neuberger Berman Sustainable Equity Fund A Class – 06-CNY
Band 125
2021	$2.94	$3.58	12,243
2020	2.50	2.94	12,244
2019	2.01	2.50	74,144
2018	2.17	2.01	67,976
2017	1.86	2.17	69,980
2016	1.00 (10/21/16)	1.86	145,717
Neuberger Berman Sustainable Equity Fund R3 Class – 06-CPC
Band 125
2021	$2.95	$3.58	386,285
2020	2.51	2.95	432,772
2019	2.03	2.51	422,383
2018	2.19	2.03	433,491
2017	1.88	2.19	380,371
2016	1.00 (10/21/16)	1.88	780,532

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.98	$3.63	10,962
2020	2.53	2.98	12,954
2019	2.04	2.53	16,153
2018	2.20	2.04	17,443
2017	1.88	2.20	26,195
2016	1.00 (10/21/16)	1.88	55,976
Northern Small Cap Value Fund R Class – 06-492
Band 125
2021	$2.06	$2.57	394,989
2020	2.14	2.06	2,545,239
2019	1.77	2.14	2,054,020
2018	2.07	1.77	2,063,471
2017	1.97	2.07	2,353,353
2016	1.56	1.97	1,421,332
2015	1.66	1.56	863,975
2014	1.57	1.66	19,543
2013	1.16	1.57	17,647
Nuveen International Growth Fund A Class – 06-CNM
Band 125
2021	$1.53	$1.48	26,069
2020	1.30	1.53	–
2019	1.01	1.30	–
2018	1.29	1.01	14,105
2017	0.95	1.29	11,504
Nuveen Mid Cap Growth Opportunities Fund A Class – 06-237
Band 125
2021	$3.67	$3.78	95,365
2020	2.55	3.67	18,939
2019	1.93	2.55	23,304
2018	2.16	1.93	290,887
2017	1.75	2.16	933,945
2016	1.76	1.75	3,338,235
2015	1.80	1.76	2,384,566
2014	1.68	1.80	762,062
2013	1.24	1.68	57,259
2012	1.10	1.24	345,375
Nuveen Mid Cap Value Fund A Class – 06-234
Band 125
2021	$2.03	$2.74	135,551
2020	2.03	2.03	120,636
2019	1.62	2.03	646,334
2018	1.89	1.62	553,187
2017	1.60	1.89	466,440
2016	1.40	1.60	293,222
2015	1.47	1.40	172,431
2014	1.36	1.47	106,868
2013	1.00	1.36	26,117
2012	0.92	1.00	9,350

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Nuveen Mid Cap Value Fund R6 Class – 06-3JK
Band 125
2021	$1.02	$1.38	142,816
Nuveen Real Estate Securities Fund A Class – 06-324
Band 125
2021	$2.51	$3.49	85,466
2020	2.71	2.51	69,785
2019	2.19	2.71	223,987
2018	2.35	2.19	274,888
2017	2.26	2.35	415,519
2016	2.15	2.26	470,377
2015	2.11	2.15	339,928
2014	1.63	2.11	572,816
2013	1.63	1.63	639,614
2012	1.40	1.63	819,385
Band 100
2021	$2.58	$3.59	1,347
Nuveen Real Estate Securities Fund R6 Class – 06-FYR
Band 125
2021	$1.09	$1.53	1,751,630
2020	1.18	1.09	1,629,656
2019	0.95	1.18	1,520,616
2018	1.01	0.95	555,233
Nuveen Small Cap Select Fund A Class – 06-239
Band 125
2021	$2.45	$3.01	1,942
2020	2.10	2.45	19,075
2019	1.65	2.10	4,760
2018	1.88	1.65	41,303
2017	1.74	1.88	59,632
2016	1.45	1.74	66,822
2015	1.50	1.45	120,459
2014	1.44	1.50	95,511
2013	1.10	1.44	422,848
2012	1.00	1.10	527,399
Nuveen Small Cap Value Fund A Class – 06-242
Band 125
2021	$1.80	$2.41	147,476
2020	1.91	1.80	45,795
2019	1.66	1.91	58,646
2018	2.12	1.66	99,022
2017	2.02	2.12	153,684
2016	1.56	2.02	85,261
2015	1.54	1.56	58,307
2014	1.49	1.54	44,144
2013	1.09	1.49	43,029
2012	0.96	1.09	50,430
Band 50
2021	$2.01	$2.70	61,622

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Nuveen Small Cap Value Fund R6 Class – 06-FYT
Band 125
2021	$0.94	$1.26	342,731
2020	1.00	0.94	605,287
2019	0.86	1.00	316,320
2018	1.09	0.86	468,157
North Square Multi Strategy Fund A Class – 06-839
Band 125
2021	$2.41	$2.88	14,086
2020	2.09	2.41	6,354
2019	1.69	2.09	11,090
2018	1.86	1.69	1,968
2017	1.49	1.86	2,878
2016	1.51	1.49	3,731
2015	1.47	1.51	4,260
2014	1.36	1.47	4,837
Band 100
2021	$2.46	$2.95	1,491
2020	2.12	2.46	1,491
2019	1.71	2.12	1,491
2018	1.89	1.71	1,491
2017	1.51	1.89	1,491
2016	1.52	1.51	1,491
2015	1.47	1.52	15,288
2014	1.37	1.47	12,088
North Square Oak Ridge Small Cap Growth Fund A Class – 06-629
Band 125
2021	$2.42	$2.63	17,951
2020	1.89	2.42	14,368
2019	1.56	1.89	7,887
2018	1.69	1.56	11,751
2017	1.44	1.69	65,588
2016	1.43	1.44	210,723
2015	1.52	1.43	256,536
2014	1.48	1.52	195,761
2013	1.08	1.48	192,577
2012	1.00 (05/24/12)	1.08	573
North Square Oak Ridge Small Cap Growth Fund I Class – 06-627
Band 125
2021	$2.49	$2.71	–
2020	1.93	2.49	92,986
2019	1.60	1.93	75,086
2018	1.73	1.60	119,457
2017	1.46	1.73	3,839,259
2016	1.45	1.46	3,607,331
2015	1.53	1.45	3,202,559
2014	1.49	1.53	2,614,624
2013	1.08	1.49	1,877,852

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Prt Active Alloc A Class – 06-924
Band 125
2021	$1.47	$1.65	1,684
2020	1.32	1.47	1,585
2019	1.08	1.32	1,125
2018	1.21	1.08	1,360
2017	1.03	1.21	516,726
2016	1.00	1.03	519,446
Band 0
2021	$1.58	$1.80	–
2020	1.40	1.58	–
2019	1.14	1.40	–
2018	1.26	1.14	16,134
2017	1.05	1.26	493,741
2016	1.01	1.05	491,780
Invesco Prt Active Alloc Y Class – 06-893
Band 125
2021	$1.49	$1.68	–
2020	1.33	1.49	39,354
2019	1.09	1.33	150,142
2018	1.22	1.09	143,688
2017	1.03	1.22	129,487
Invesco Oppenheimer Developing Markets Fund A Class – 06-466
Band 125
2021	$1.83	$1.67	2,884,985
2020	1.58	1.83	3,641,067
2019	1.29	1.58	4,395,333
2018	1.49	1.29	6,458,786
2017	1.12	1.49	7,849,589
2016	1.06	1.12	7,970,782
2015	1.25	1.06	9,514,266
2014	1.33	1.25	6,424,693
2013	1.24	1.33	6,303,821
2012	1.04	1.24	4,118,308
Band 100
2021	$1.88	$1.72	219,023
2020	1.62	1.88	251,865
2019	1.32	1.62	281,253
2018	1.52	1.32	340,387
2017	1.14	1.52	320,383
2016	1.08	1.14	398,776
2015	1.26	1.08	403,604
Band 50
2021	$1.99	$1.83	131
2020	1.71	1.99	2,061
2019	1.38	1.71	2,836
2018	1.58	1.38	3,764
2017	1.18	1.58	4,443
2016	1.11	1.18	6,260
2015	1.30	1.11	6,707

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.10	$1.95	–
2020	1.79	2.10	93,474
2019	1.45	1.79	81,748
2018	1.65	1.45	70,975
2017	1.22	1.65	56,329
2016	1.14	1.22	531,282
2015	1.33	1.14	652,720
2014	1.40	1.33	120,048
2013	1.29	1.40	132,573
2012	1.07	1.29	2,880,188
Invesco Oppenheimer Developing Markets Fund R6 Class – 06-DDD
Band 125
2021	$1.65	$1.51	4,181,037
2020	1.42	1.65	3,630,339
2019	1.15	1.42	3,469,391
2018	1.32	1.15	3,236,160
2017	0.99	1.32	491,073
Band 0
2021	$1.73	$1.61	1,589,398
2020	1.47	1.73	1,691,754
2019	1.18	1.47	1,883,254
2018	1.34	1.18	1,939,279
2017	0.99	1.34	2,008,370
Invesco Oppenheimer Developing Markets Fund Y Class – 06-571
Band 125
2021	$1.58	$1.45	3,121,657
2020	1.36	1.58	4,353,864
2019	1.11	1.36	4,705,981
2018	1.27	1.11	5,745,095
2017	0.96	1.27	8,756,508
2016	0.90	0.96	11,384,574
2015	1.06	0.90	9,593,035
2014	1.13	1.06	9,357,477
2013	1.05	1.13	8,884,508
Band 0
2021	$1.76	$1.64	–
2020	1.50	1.76	–
2019	1.21	1.50	–
2018	1.37	1.21	–
2017	1.02	1.37	–
2016	0.95	1.02	5,562,169
2015	1.10	0.95	5,371,946
2014	1.15	1.10	4,648,385
2013	1.06	1.15	3,821,063

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Global A Class – 06-763
Band 125
2021	$2.63	$2.99	133,173
2020	2.08	2.63	127,024
2019	1.60	2.08	138,285
2018	1.88	1.60	198,623
2017	1.40	1.88	286,639
2016	1.41	1.40	256,728
2015	1.38	1.41	314,520
2014	1.37	1.38	139,792
2013	1.09	1.37	35,822
Band 100
2021	$2.68	$3.06	62,214
2020	2.12	2.68	80,190
2019	1.63	2.12	76,771
2018	1.90	1.63	85,164
2017	1.41	1.90	132,140
2016	1.42	1.41	144,883
2015	1.38	1.42	188,208
Band 50
2021	$2.79	$3.20	424,845
2020	2.20	2.79	684,785
2019	1.68	2.20	800,965
2018	1.95	1.68	904,831
2017	1.44	1.95	1,002,459
2016	1.45	1.44	1,082,403
2015	1.40	1.45	1,124,020
2014	1.38	1.40	848,916
2013	1.09	1.38	864,171
Band 0
2021	$2.91	$3.35	–
2020	2.28	2.91	–
2019	1.73	2.28	–
2018	2.00	1.73	–
2017	1.47	2.00	–
2016	1.47	1.47	–
2015	1.41	1.47	8,281
2014	1.38	1.41	666,562
2013	1.09	1.38	688,368
Invesco Global R6 Class – 06-FYV
Band 125
2021	$1.58	$1.81	286,537
2020	1.25	1.58	83,582
2019	0.96	1.25	79,873
2018	1.12	0.96	75,339

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Global Y Class – 06-752
Band 125
2021	$2.68	$3.06	435,625
2020	2.12	2.68	538,570
2019	1.63	2.12	852,686
2018	1.90	1.63	732,441
2017	1.41	1.90	834,579
2016	1.42	1.41	778,099
2015	1.38	1.42	542,430
2014	1.37	1.38	433,859
2013	1.09	1.37	208,266
Invesco Global Ops A Class – 06-556
Band 125
2021	$3.48	$3.44	472,785
2020	2.53	3.48	498,573
2019	2.00	2.53	507,416
2018	2.47	2.00	491,095
2017	1.64	2.47	608,668
2016	1.50	1.64	587,039
2015	1.34	1.50	658,547
2014	1.40	1.34	332,449
2013	1.01	1.40	252,782
2012	0.93	1.01	1,280,138
Invesco Global Opps R6 Class – 06-FYW
Band 125
2021	$1.69	$1.68	220,349
2020	1.22	1.69	121,630
2019	0.96	1.22	19,653
2018	1.19	0.96	15,598
Invesco Global Ops Y Class – 06-843
Band 125
2021	$3.86	$3.83	713,498
2020	2.79	3.86	79,457
2019	2.21	2.79	70,740
2018	2.72	2.21	204,331
2017	1.80	2.72	144,671
2016	1.65	1.80	109,552
2015	1.46	1.65	107,867
2014	1.53	1.46	11,968
Invesco Global Strat Inc A Class – 06-288
Band 125
2021	$1.46	$1.40	282,590
2020	1.43	1.46	245,875
2019	1.31	1.43	373,282
2018	1.39	1.31	339,256
2017	1.33	1.39	695,615
2016	1.26	1.33	732,508
2015	1.31	1.26	718,762
2014	1.29	1.31	418,784
2013	1.31	1.29	1,653,142
2012	1.17	1.31	27,355

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.74	$1.68	–
2020	1.68	1.74	–
2019	1.51	1.68	–
2018	1.59	1.51	–
2017	1.50	1.59	–
2016	1.41	1.50	62,397
2015	1.44	1.41	61,079
2014	1.40	1.44	–
2013	1.41	1.40	23,546
Invesco Global Strat Inc Y Class – 06-751
Band 125
2021	$1.16	$1.11	339,952
2020	1.13	1.16	312,366
2019	1.03	1.13	354,830
2018	1.09	1.03	323,144
2017	1.04	1.09	292,518
2016	0.99	1.04	325,640
2015	1.02	0.99	253,186
2014	1.01	1.02	72,003
2013	1.02	1.01	14,100
Invesco Gold & Spcl Min A Class – 06-463
Band 125
2021	$0.97	$0.93	691,657
2020	0.72	0.97	726,807
2019	0.50	0.72	665,443
2018	0.58	0.50	693,734
2017	0.50	0.58	760,379
2016	0.34	0.50	1,124,592
2015	0.45	0.34	944,949
2014	0.54	0.45	572,439
2013	1.05	0.54	561,379
2012	1.17	1.05	335,149
Band 100
2021	$1.00	$0.96	138,644
2020	0.74	1.00	127,373
2019	0.51	0.74	152,287
2018	0.60	0.51	276,500
2017	0.51	0.60	435,423
2016	0.35	0.51	187,480
2015	0.46	0.35	174,447
Invesco Gold & Spcl Min R6 Class – 06-34Y
Band 125
2021	$1.84	$1.77	307,862
2020	1.37	1.84	68,801
2019	0.94	1.37	41,384
2018	1.00 (03/15/18)	0.94	20,197

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Gold & Spcl Min Y Class – 06-753
Band 125
2021	$0.92	$0.89	891,471
2020	0.69	0.92	984,731
2019	0.47	0.69	858,707
2018	0.55	0.47	1,005,779
2017	0.48	0.55	1,034,641
2016	0.32	0.48	863,217
2015	0.42	0.32	531,970
2014	0.51	0.42	493,053
2013	0.98	0.51	156,221
Invesco Intl Bond A Class – 06-297
Band 125
2021	$1.15	$1.02	1,001,423
2020	1.08	1.15	1,075,297
2019	1.00	1.08	1,184,577
2018	1.07	1.00	1,240,337
2017	0.98	1.07	1,510,600
2016	0.93	0.98	1,854,279
2015	0.98	0.93	2,822,529
2014	0.99	0.98	2,806,579
2013	1.05	0.99	4,694,554
2012	0.96	1.05	1,094,997
Band 100
2021	$1.18	$1.05	52,269
2020	1.10	1.18	57,146
2019	1.01	1.10	70,025
2018	1.09	1.01	78,906
2017	0.99	1.09	97,951
2016	0.94	0.99	127,461
2015	0.99	0.94	154,983
Band 0
2021	$1.30	$1.16	–
2020	1.20	1.30	32,278
2019	1.09	1.20	27,925
2018	1.16	1.09	27,182
2017	1.05	1.16	24,534
2016	0.99	1.05	34,035
2015	1.03	0.99	437,811
2014	1.02	1.03	192,157
2013	1.07	1.02	178,634
Invesco Intl Bond R6 Class – 06-FYX
Band 125
2021	$1.13	$1.00	398,880
2020	1.05	1.13	570,725
2019	0.97	1.05	649,560
2018	1.04	0.97	592,590

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Intl Bond Y Class – 06-754
Band 125
2021	$1.14	$1.02	302,829
2020	1.07	1.14	1,704,877
2019	0.99	1.07	5,570,217
2018	1.06	0.99	4,046,749
2017	0.96	1.06	3,091,297
2016	0.92	0.96	2,613,909
2015	0.96	0.92	2,832,213
2014	0.97	0.96	2,305,601
2013	1.02	0.97	2,077,345
Invesco Intl Growth A Class – 06-319
Band 125
2021	$1.59	$1.74	453,232
2020	1.32	1.59	584,486
2019	1.04	1.32	842,674
2018	1.31	1.04	1,934,306
2017	1.05	1.31	3,777,743
2016	1.09	1.05	3,980,301
2015	1.07	1.09	3,638,698
2014	1.16	1.07	2,675,462
2013	0.94	1.16	3,201,044
2012	0.78	0.94	933,722
Band 100
2021	$1.64	$1.80	68,088
2020	1.36	1.64	62,199
2019	1.07	1.36	52,208
2018	1.34	1.07	47,058
2017	1.07	1.34	19,943
2016	1.11	1.07	16,644
2015	1.09	1.11	990
2014	1.18	1.09	7,387
2013	0.95	1.18	6,811
Band 50
2021	$1.76	$1.93	–
2020	1.45	1.76	1,407
2019	1.13	1.45	1,399
2018	1.41	1.13	1,427
2017	1.12	1.41	1,446
2016	1.15	1.12	3,684
2015	1.12	1.15	4,571
2014	1.22	1.12	5,769
2013	0.98	1.22	1,713

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.88	$2.07	–
2020	1.54	1.88	–
2019	1.20	1.54	–
2018	1.49	1.20	283,794
2017	1.17	1.49	265,558
2016	1.20	1.17	934,673
2015	1.17	1.20	672,925
2014	1.26	1.17	379,301
2013	1.00	1.26	299,856
Invesco Intl Growth R6 Class – 06-FNC
Band 125
2021	$1.57	$1.72	49,232
2020	1.30	1.57	707,211
2019	1.02	1.30	2,150,075
2018	1.28	1.02	3,937,745
2017	1.02	1.28	1,721,507
Invesco Intl Growth Y Class – 06-756
Band 125
2021	$1.86	$2.04	372,260
2020	1.54	1.86	562,160
2019	1.21	1.54	1,354,627
2018	1.52	1.21	21,606,956
2017	1.21	1.52	23,475,854
2016	1.25	1.21	24,590,763
2015	1.23	1.25	23,661,293
2014	1.34	1.23	17,636,882
2013	1.08	1.34	8,521,212
Invesco Intl SmMid Co A Class – 06-764
Band 125
2021	$3.15	$3.55	269,068
2020	2.56	3.15	298,778
2019	2.08	2.56	456,141
2018	2.32	2.08	508,769
2017	1.71	2.32	733,972
2016	1.74	1.71	814,524
2015	1.53	1.74	1,020,021
2014	1.55	1.53	9,272
2013	1.08	1.55	23,265
Band 100
2021	$3.22	$3.63	22,777
2020	2.61	3.22	45,871
2019	2.11	2.61	46,201
2018	2.35	2.11	48,467
2017	1.72	2.35	57,609
2016	1.75	1.72	62,301
2015	1.54	1.75	226,447

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Intl SmMid Co R6 Class – 06-FCC
Band 125
2021	$1.89	$2.13	38,869
2020	1.53	1.89	37,801
2019	1.23	1.53	33,100
2018	1.38	1.23	31,078
2017	1.00	1.38	19,496
Invesco Intl SmMid Co Y Class – 06-757
Band 125
2021	$3.22	$3.63	11,543
2020	2.61	3.22	22,121
2019	2.11	2.61	30,251
2018	2.35	2.11	13,462
2017	1.72	2.35	622,499
2016	1.75	1.72	667,604
2015	1.54	1.75	1,038,135
2014	1.55	1.54	633,120
2013	1.08	1.55	182,066
Band 0
2021	$3.56	$4.07	–
2020	2.85	3.56	–
2019	2.28	2.85	668,160
2018	2.51	2.28	672,087
2017	1.81	2.51	648,787
2016	1.82	1.81	596,209
Invesco Main St All Cap A Class – 06-766
Band 125
2021	$2.38	$2.97	76,706
2020	2.01	2.38	113,897
2019	1.53	2.01	383,817
2018	1.73	1.53	387,089
2017	1.51	1.73	473,506
2016	1.39	1.51	579,454
2015	1.43	1.39	604,972
2014	1.35	1.43	105,202
2013	1.06	1.35	103,343
Band 100
2021	$2.43	$3.04	30,039
2020	2.05	2.43	30,039
2019	1.56	2.05	30,041
2018	1.75	1.56	30,043
2017	1.53	1.75	66,689
2016	1.40	1.53	30,049
2015	1.44	1.40	30,049

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Main St All Cap Y Class – 06-758
Band 125
2021	$2.43	$3.04	–
2020	2.05	2.43	–
2019	1.56	2.05	–
2018	1.76	1.56	–
2017	1.53	1.76	–
2016	1.41	1.53	–
2015	1.44	1.41	48,147
2014	1.35	1.44	52,232
2013	1.06	1.35	51,591
Invesco Main St Mid Cap A Class – 06-262
Band 125
2021	$1.27	$1.55	718,504
2020	1.18	1.27	857,467
2019	0.91	1.18	932,343
2018	1.05	0.91	902,264
2017	0.92	1.05	1,542,829
2016	0.82	0.92	1,759,367
2015	0.90	0.82	1,501,728
2014	0.81	0.90	1,438,316
2013	0.62	0.81	1,301,408
2012	0.53	0.62	2,609,738
Band 100
2021	$1.32	$1.61	281,887
2020	1.22	1.32	313,119
2019	0.93	1.22	354,285
2018	1.07	0.93	363,009
2017	0.95	1.07	428,839
2016	0.84	0.95	437,144
2015	0.92	0.84	439,085
2014	0.83	0.92	112,914
2013	0.63	0.83	72,486
Band 50
2021	$1.42	$1.73	165
2020	1.30	1.42	4,302
2019	0.99	1.30	3,126
2018	1.14	0.99	5,403
2017	1.00	1.14	6,894
2016	0.88	1.00	6,699
2015	0.96	0.88	7,590
2014	0.86	0.96	8,349
2013	0.64	0.86	8,833
Band 0
2021	$1.52	$1.87	–
2020	1.39	1.52	–
2019	1.05	1.39	114,515
2018	1.20	1.05	148,300
2017	1.05	1.20	150,206
2016	0.92	1.05	149,696
2015	1.00	0.92	217,137

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Main St Mid Cap Y Class – 06-759
Band 125
2021	$2.29	$2.79	116,869
2020	2.12	2.29	209,889
2019	1.62	2.12	218,005
2018	1.87	1.62	956,028
2017	1.64	1.87	1,465,574
2016	1.47	1.64	1,918,606
2015	1.60	1.47	1,578,128
2014	1.43	1.60	813,283
2013	1.09	1.43	358,158
Band 0
2021	$2.54	$3.13	–
2020	2.32	2.54	–
2019	1.75	2.32	231,201
2018	1.99	1.75	255,284
2017	1.73	1.99	224,845
2016	1.52	1.73	186,078
Invesco Sen Floating Rate A Class – 06-078
Band 125
2021	$1.01	$1.08	52,347
2020	1.07	1.01	60,357
2019	1.06	1.07	52,331
2018	1.08	1.06	48,435
2017	1.06	1.08	34,854
2016	0.95	1.06	32,581
2015	0.98	0.95	34,372
2014	1.00 (06/26/14)	0.98	28,169
Band 0
2021	$1.10	$1.19	–
2020	1.15	1.10	–
2019	1.12	1.15	–
2018	1.13	1.12	–
2017	1.09	1.13	–
2016	0.97	1.09	27,448
Invesco Sen Floating Rate R6 Class – 06-GCC
Band 125
2021	$0.96	$1.04	40,112
2020	1.02	0.96	298,670
2019	1.00	1.02	446,269
2018	1.02	1.00	474,498
2017	1.00 (06/22/17)	1.02	108,043
Invesco Sen Floating Rate Y Class – 06-062
Band 125
2021	$1.03	$1.11	–
2020	1.08	1.03	22,128
2019	1.07	1.08	18,306
2018	1.09	1.07	18,720
2017	1.06	1.09	103,978
2016	0.95	1.06	44,695
2015	0.98	0.95	32,661

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Core Bond A Class – 06-926 (formerly Invesco Total Ret Bond A Class)
Band 125
2021	$1.17	$1.13	1,367,606
2020	1.08	1.17	1,514,131
2019	1.00	1.08	1,231,266
2018	1.02	1.00	994,759
2017	0.99	1.02	1,299,794
2016	0.98	0.99	1,271,891
2015	1.00 (01/15/15)	0.98	179,594
Invesco Core Bond Y Class – 06-894 (formerly Invesco Total Ret Bond Y Class)
Band 125
2021	$1.19	$1.16	137,977
2020	1.10	1.19	406,657
2019	1.01	1.10	443,127
2018	1.03	1.01	544,700
2017	1.00	1.03	484,398
2016	0.98	1.00	2,264,702
Invesco Core Plus Bond Fund R6 Class – 06-3G7
Band 125
2021	$1.19	$1.17	41,050
Invesco Comstock Sel A Class – 06-317
Band 125
2021	$1.66	$2.13	61,146
2020	1.68	1.66	91,072
2019	1.34	1.68	85,293
2018	1.53	1.34	80,791
2017	1.33	1.53	164,409
2016	1.20	1.33	173,939
2015	1.26	1.20	249,364
2014	1.16	1.26	166,074
2013	0.90	1.16	685,152
2012	0.80	0.90	25,333
Band 0
2021	$1.95	$2.54	–
2020	1.96	1.95	–
2019	1.54	1.96	–
2018	1.73	1.54	–
2017	1.49	1.73	–
2016	1.33	1.49	–
2015	1.38	1.33	30,691
Invesco Comstock Sel Y Class – 06-762
Band 125
2021	$2.00	$2.57	–
2020	2.02	2.00	–
2019	1.60	2.02	30,080
2018	1.83	1.60	25,325
2017	1.59	1.83	18,607
2016	1.43	1.59	22,769
2015	1.50	1.43	29,107
2014	1.37	1.50	33,897
2013	1.06	1.37	28,082

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Oakmark Equity and Income Fund Institutional Class – 06-3XM
Band 125
2021	$1.19	$1.43	–
2020	1.10	1.19	–
2019	1.00 (05/24/19)	1.10	139,327
Parnassus Core Equity Fund Investor Class – 06-497
Band 125
2021	$3.42	$4.30	6,435,753
2020	2.85	3.42	746,874
2019	2.21	2.85	1,207,085
2018	2.24	2.21	8,554,068
2017	1.95	2.24	10,021,804
2016	1.79	1.95	10,249,497
2015	1.82	1.79	6,938,021
2014	1.61	1.82	6,579,264
2013	1.22	1.61	6,081,821
2012	1.07	1.22	200,065
Parnassus Fund – 06-496
Band 125
2021	$3.52	$3.81	92,399
2020	2.78	3.52	88,673
2019	2.16	2.78	115,695
2018	2.43	2.16	635,232
2017	2.12	2.43	731,432
2016	1.89	2.12	895,119
2015	1.91	1.89	1,038,120
2014	1.69	1.91	975,914
2013	1.27	1.69	993,619
2012	1.02	1.27	993,452
Parnassus Mid Cap Fund – 06-498
Band 125
2021	$3.08	$3.53	1,119,203
2020	2.71	3.08	1,143,479
2019	2.13	2.71	1,220,776
2018	2.31	2.13	6,099,392
2017	2.02	2.31	6,092,086
2016	1.76	2.02	5,334,412
2015	1.80	1.76	887,043
2014	1.64	1.80	480,155
2013	1.29	1.64	499,477
2012	1.11	1.29	2,441
Band 0
2021	$3.49	$4.06	–
2020	3.04	3.49	–
2019	2.36	3.04	–
2018	2.53	2.36	–
2017	2.18	2.53	–
2016	1.88	2.18	1,094,856
2015	1.90	1.88	1,076,133

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pax Sustainable Alloc Inv Investor Class – 06-568
Band 125
2021	$2.54	$2.90	378,935
2020	2.22	2.54	387,371
2019	1.86	2.22	583,881
2018	1.96	1.86	575,874
2017	1.75	1.96	550,169
2016	1.68	1.75	33,999
2015	1.71	1.68	27,400
2014	1.60	1.71	23,743
2013	1.39	1.60	7,017
2012	1.27	1.39	2,726
Band 100
2021	$2.62	$2.99	73,347
2020	2.28	2.62	73,354
2019	1.90	2.28	72,858
2018	2.00	1.90	80,842
2017	1.79	2.00	97,583
Pax Global Environmental Markets Fund Investor Class – 06-569
Band 125
2021	$3.26	$3.93	96,648
2020	2.63	3.26	105,434
2019	2.08	2.63	180,096
2018	2.46	2.08	237,137
2017	1.97	2.46	288,365
2016	1.81	1.97	83,616
2015	1.86	1.81	185,794
2014	1.93	1.86	166,446
2013	1.48	1.93	6,423
2012	1.26	1.48	6,423
Band 100
2021	$3.36	$4.06	9,926
2020	2.70	3.36	9,931
2019	2.14	2.70	9,983
2018	2.52	2.14	18,943
2017	2.01	2.52	19,342
Band 0
2021	$3.78	$4.61	–
2020	3.00	3.78	–
2019	2.35	3.00	88
2018	2.75	2.35	6,020
2017	2.17	2.75	4,859

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Payden Emerging Markets Bond Investor Class – 06-501
Band 125
2021	$1.50	$1.45	11,094
2020	1.44	1.50	1,612
2019	1.25	1.44	16,938
2018	1.36	1.25	23,843
2017	1.23	1.36	229,116
2016	1.12	1.23	349,993
2015	1.14	1.12	292,036
2014	1.10	1.14	231,793
2013	1.20	1.10	56,463
2012	1.01	1.20	17,822
Band 0
2021	$1.71	$1.67	–
2020	1.61	1.71	–
2019	1.38	1.61	–
2018	1.49	1.38	–
2017	1.33	1.49	–
2016	1.19	1.33	408,661
2015	1.20	1.19	356,312
2014	1.14	1.20	394,082
2013	1.23	1.14	604,124
2012	1.03	1.23	801,108
PIMCO All Asset Fund Admin Class – 06-706
Band 125
2021	$1.36	$1.55	112,405
2020	1.27	1.36	33,026
2019	1.15	1.27	33,918
2018	1.23	1.15	55,125
2017	1.10	1.23	82,256
2016	0.98	1.10	65,244
2015	1.09	0.98	804,970
2014	1.10	1.09	772,823
2013	1.11	1.10	811,969
2012	0.97	1.11	57,525
PIMCO All Asset Fund Institutional Class – 06-3FC
Band 125
2021	$1.15	$1.31	78,886
2020	1.07	1.15	220,613
2019	0.97	1.07	275,302
2018	1.00 (06/21/18)	0.97	87,871

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO Commodity Real Return Strategy Fund Admin Class – 06-018
Band 125
2021	$1.22	$1.60	59,347
2020	1.23	1.22	7,813
2019	1.11	1.23	637,365
2018	1.31	1.11	641,308
2017	1.29	1.31	558,470
2016	1.14	1.29	492,364
2015	1.56	1.14	480,229
2014	1.94	1.56	7,541
2013	2.00 (06/20/13)	1.94	322,728
PIMCO Commodity Real Return Strategy Fund R Class – 06-019
Band 125
2021	$1.18	$1.55	25,893
2020	1.19	1.18	21,620
2019	1.08	1.19	23,199
2018	1.28	1.08	31,485
2017	1.27	1.28	26,129
2016	1.13	1.27	22,057
2015	1.56	1.13	17,174
2014	1.94	1.56	5,430
PIMCO High Yield Fund Admin Class – 06-760
Band 125
2021	$2.76	$2.83	604,161
2020	2.66	2.76	759,646
2019	2.35	2.66	688,947
2018	2.44	2.35	880,074
2017	2.32	2.44	1,046,584
2016	2.09	2.32	1,175,794
2015	2.16	2.09	1,537,956
2014	2.12	2.16	2,064,628
2013	2.03	2.12	3,006,584
2012	1.80	2.03	3,168,957
Band 0
2021	$3.48	$3.61	–
2020	3.31	3.48	–
2019	2.89	3.31	–
2018	2.97	2.89	–
2017	2.78	2.97	–
2016	2.47	2.78	–
2015	2.53	2.47	338,297
2014	2.45	2.53	359,777
2013	2.32	2.45	305,756
2012	2.03	2.32	323,419

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO All Asset Fund R Class – 06-017
Band 125
2021	$1.24	$1.40	1,894
2020	1.16	1.24	1,852
2019	1.06	1.16	1,833
2018	1.13	1.06	1,814
2017	1.02	1.13	1,796
2016	0.91	1.02	1,617
2015	1.02	0.91	26,139
2014	1.03	1.02	171,370
2013	1.00 (06/20/13)	1.03	49,313
PIMCO High Yield Fund Institutional Class – 06-FCJ
Band 125
2021	$1.21	$1.24	521,656
2020	1.16	1.21	131,533
2019	1.02	1.16	138,753
2018	1.06	1.02	502,095
2017	1.01	1.06	248,701
PIMCO High Yield Fund R Class – 06-705
Band 125
2021	$2.30	$2.35	371,117
2020	2.22	2.30	470,916
2019	1.97	2.22	475,664
2018	2.06	1.97	555,369
2017	1.96	2.06	676,284
2016	1.77	1.96	710,955
2015	1.84	1.77	803,140
2014	1.81	1.84	1,184,784
2013	1.74	1.81	1,301,889
2012	1.55	1.74	1,306,478
Band 100
2021	$2.40	$2.46	82,873
2020	2.32	2.40	85,949
2019	2.05	2.32	154,952
2018	2.13	2.05	147,765
2017	2.03	2.13	146,009
2016	1.83	2.03	143,345
2015	1.89	1.83	137,230
2014	1.86	1.89	155,388
2013	1.79	1.86	5,125
2012	1.58	1.79	26,156
Band 50
2021	$2.62	$2.70	104,274
2020	2.51	2.62	108,078
2019	2.21	2.51	136,514
2018	2.29	2.21	161,111
2017	2.16	2.29	167,253
2016	1.94	2.16	199,460
2015	2.00	1.94	198,254
2014	1.96	2.00	191,445
2013	1.87	1.96	224,638
2012	1.65	1.87	210,156

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.86	$2.95	–
2020	2.73	2.86	–
2019	2.39	2.73	–
2018	2.46	2.39	–
2017	2.31	2.46	–
2016	2.06	2.31	104,031
2015	2.12	2.06	95,788
2014	2.06	2.12	90,185
2013	1.96	2.06	86,690
2012	1.72	1.96	83,048
PIMCO Income Fund Admin Class – 06-768
Band 125
2021	$1.42	$1.44	2,089,698
2020	1.36	1.42	18,025,598
2019	1.28	1.36	16,609,968
2018	1.29	1.28	10,868,183
2017	1.21	1.29	14,410,405
2016	1.13	1.21	11,014,095
2015	1.12	1.13	2,376,463
2014	1.06	1.12	2,208,670
2013	1.02	1.06	291,009
PIMCO Income Fund Institutional Class – 06-FCK
Band 125
2021	$1.19	$1.21	7,592,655
2020	1.14	1.19	7,801,180
2019	1.07	1.14	7,397,416
2018	1.08	1.07	5,289,143
2017	1.00	1.08	557,155
Band 75
2021	$1.22	$1.24	31,963
2020	1.16	1.22	46,704
2019	1.08	1.16	41,975
2018	1.08	1.08	26,978
PIMCO Income Fund R Class – 06-769
Band 125
2021	$1.38	$1.39	207,739
2020	1.33	1.38	207,753
2019	1.25	1.33	304,676
2018	1.27	1.25	457,540
2017	1.19	1.27	1,260,056
2016	1.11	1.19	727,916
2015	1.11	1.11	672,377
2014	1.05	1.11	367,485
2013	1.02	1.05	931,257
Band 0
2021	$1.53	$1.56	–
2020	1.45	1.53	40,935
2019	1.35	1.45	15,697
2018	1.35	1.35	254,181
2017	1.25	1.35	253,059
2016	1.16	1.25	206,673

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class – 06-3MJ
Band 125
2021	$1.12	$1.09	148,434
2020	1.07	1.12	140,125
PIMCO Investment Grade Credit Bond Fund Admin Class – 06-CNN
Band 125
2021	$1.24	$1.21	1,334
2020	1.17	1.24	445
PIMCO Investment Grade Credit Bond Fund Inst Class – 06-GNH
Band 125
2021	$1.16	$1.14	136,767
2020	1.10	1.16	101,498
PIMCO Real Return Fund Admin Class – 06-707
Band 125
2021	$1.29	$1.35	2,316,716
2020	1.17	1.29	2,669,249
2019	1.10	1.17	2,312,222
2018	1.13	1.10	2,993,419
2017	1.11	1.13	4,820,065
2016	1.07	1.11	6,678,926
2015	1.12	1.07	5,729,439
2014	1.10	1.12	5,629,364
2013	1.22	1.10	4,806,815
2012	1.14	1.22	2,478,912
Band 0
2021	$1.48	$1.56	20,643
2020	1.32	1.48	20,469
2019	1.22	1.32	18,000
2018	1.25	1.22	16,841
2017	1.20	1.25	13,417
2016	1.15	1.20	239,740
2015	1.18	1.15	210,664
2014	1.15	1.18	196,175
PIMCO Real Return Fund Institutional Class – 06-FCM
Band 125
2021	$1.18	$1.23	4,428,555
2020	1.06	1.18	3,582,375
2019	0.99	1.06	2,139,857
2018	1.02	0.99	1,193,252
2017	1.00	1.02	427,532
Band 75
2021	$1.20	$1.26	163,349
2020	1.08	1.20	159,645
2019	1.00	1.08	32,447
2018	1.03	1.00	15,858
Band 0
2021	$1.24	$1.31	812,001
2020	1.10	1.24	657,117
2019	1.02	1.10	369,522
2018	1.04	1.02	347,609
2017	1.00	1.04	267,713

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO Real Return Fund R Class – 06-708
Band 125
2021	$1.24	$1.29	520,533
2020	1.13	1.24	334,796
2019	1.06	1.13	219,913
2018	1.10	1.06	368,642
2017	1.08	1.10	678,145
2016	1.05	1.08	1,043,939
2015	1.10	1.05	1,564,745
2014	1.08	1.10	1,606,781
2013	1.21	1.08	1,200,747
2012	1.13	1.21	773,149
Band 0
2021	$1.42	$1.49	–
2020	1.27	1.42	–
2019	1.18	1.27	–
2018	1.21	1.18	195,138
2017	1.17	1.21	197,733
2016	1.12	1.17	265,531
2015	1.16	1.12	284,023
2014	1.13	1.16	351,072
PIMCO STCKPLUS INSTL Institutional Class – 06-4K3
Band 125
2021	$1.37	$1.73	77,257
2020	1.00 (04/17/20)	1.37	91,888
PIMCO STCKSPLUS SMALL INSTL Institutional Class – 06-4K4
Band 125
2021	$1.75	$1.97	79,352
2020	1.00 (04/17/20)	1.75	36,328
PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class – 06-3WR
Band 125
2021	$1.11	$1.30	469,739
2020	1.08	1.11	420,052
2019	1.00 (04/25/19)	1.08	333,031
PIMCO Total Return Fund Admin Class – 06-291
Band 125
2021	$1.73	$1.69	3,095,468
2020	1.61	1.73	4,365,964
2019	1.51	1.61	4,204,036
2018	1.54	1.51	4,866,185
2017	1.49	1.54	6,291,806
2016	1.47	1.49	7,831,083
2015	1.48	1.47	16,449,844
2014	1.44	1.48	32,531,748
2013	1.49	1.44	58,632,522
2012	1.37	1.49	54,380,902

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$1.79	$1.75	–
2020	1.66	1.79	–
2019	1.56	1.66	–
2018	1.58	1.56	–
2017	1.52	1.58	8,862
2016	1.50	1.52	8,862
2015	1.51	1.50	8,862
2014	1.46	1.51	8,862
2013	1.51	1.46	8,862
2012	1.38	1.51	8,862
Band 0
2021	$2.05	$2.03	–
2020	1.89	2.05	–
2019	1.75	1.89	–
2018	1.76	1.75	–
2017	1.67	1.76	–
2016	1.64	1.67	–
2015	1.63	1.64	1,176,985
2014	1.56	1.63	1,202,015
2013	1.59	1.56	1,246,769
2012	1.45	1.59	1,432,632
PIMCO Total Return Fund Institutional Class – 06-FCN
Band 125
2021	$1.18	$1.15	2,967,443
2020	1.10	1.18	1,322,556
2019	1.02	1.10	808,400
2018	1.04	1.02	609,515
2017	1.00	1.04	156,534
PIMCO Total Return Fund R Class – 06-680
Band 125
2021	$1.76	$1.72	2,131,554
2020	1.65	1.76	2,592,214
2019	1.55	1.65	2,850,397
2018	1.58	1.55	2,451,074
2017	1.54	1.58	3,707,475
2016	1.53	1.54	4,805,376
2015	1.54	1.53	9,104,459
2014	1.50	1.54	15,368,712
2013	1.56	1.50	22,154,552
2012	1.44	1.56	22,594,506
Band 100
2021	$1.84	$1.80	253,354
2020	1.72	1.84	368,917
2019	1.61	1.72	504,752
2018	1.64	1.61	547,946
2017	1.59	1.64	692,363
2016	1.57	1.59	813,160
2015	1.59	1.57	886,694
2014	1.54	1.59	940,853
2013	1.60	1.54	33,032
2012	1.47	1.60	56,310

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2021	$2.01	$1.97	–
2020	1.86	2.01	1,253
2019	1.74	1.86	21,380
2018	1.76	1.74	175
2017	1.70	1.76	69,530
2016	1.67	1.70	74,004
2015	1.68	1.67	72,248
2014	1.62	1.68	69,397
2013	1.67	1.62	67,911
2012	1.53	1.67	63,513
Band 0
2021	$2.19	$2.16	–
2020	2.02	2.19	–
2019	1.88	2.02	–
2018	1.89	1.88	–
2017	1.81	1.89	–
2016	1.78	1.81	–
2015	1.78	1.78	647,381
2014	1.71	1.78	1,280,647
2013	1.75	1.71	1,581,858
2012	1.60	1.75	1,770,587
Pioneer Bond Fund A Class – 06-834
Band 125
2021	$1.22	$1.21	3,268,415
2020	1.14	1.22	3,632,240
2019	1.07	1.14	4,186,350
2018	1.09	1.07	6,615,713
2017	1.06	1.09	8,475,188
2016	1.03	1.06	9,638,439
2015	1.04	1.03	8,325,651
2014	0.99	1.04	5,663,682
2013	1.00	0.99	77,462
Band 100
2021	$1.25	$1.24	353,956
2020	1.16	1.25	390,221
2019	1.08	1.16	388,444
2018	1.10	1.08	430,812
2017	1.07	1.10	684,168
2016	1.03	1.07	732,167
2015	1.04	1.03	446,236
Band 50
2021	$1.30	$1.30	300,488
2020	1.21	1.30	434,702
2019	1.12	1.21	685,228
2018	1.13	1.12	870,000
2017	1.09	1.13	833,219
2016	1.05	1.09	1,021,087

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.36	$1.36	–
2020	1.25	1.36	1,205,639
2019	1.15	1.25	1,096,460
2018	1.16	1.15	1,032,257
2017	1.11	1.16	890,088
2016	1.07	1.11	1,506,464
2015	1.07	1.07	1,039,711
2014	1.01	1.07	1,046,068
2013	1.00	1.01	269,692
Pioneer Bond Fund K Class – 06-FCP
Band 125
2021	$1.18	$1.18	30,130,354
2020	1.10	1.18	15,993,705
2019	1.02	1.10	13,944,467
2018	1.04	1.02	7,829,878
2017	1.00	1.04	1,433,230
Band 75
2021	$1.21	$1.21	195,228
2020	1.12	1.21	344,192
2019	1.03	1.12	344,591
2018	1.04	1.03	202,672
Pioneer Bond Fund Y Class – 06-823
Band 125
2021	$1.25	$1.25	11,893,511
2020	1.17	1.25	45,540,593
2019	1.08	1.17	49,739,141
2018	1.10	1.08	32,351,154
2017	1.07	1.10	36,869,265
2016	1.03	1.07	37,476,469
2015	1.04	1.03	25,189,411
2014	1.00	1.04	16,702,846
2013	1.00	1.00	285,805
Band 0
2021	$1.39	$1.40	–
2020	1.27	1.39	–
2019	1.17	1.27	–
2018	1.17	1.17	–
2017	1.12	1.17	–
2016	1.07	1.12	678,034
Pioneer Classic Balanced Fund N Class – 06-3WW
Band 125
2021	$1.20	$1.37	363,095
2020	1.08	1.20	14,080
Pioneer Dynamic Credit Fund A Class – 06-022
Band 125
2021	$1.16	$1.21	–
2020	1.14	1.16	–
2019	1.05	1.14	676
2018	1.09	1.05	486
2017	1.05	1.09	533
2016	0.96	1.05	300

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pioneer Equity Income Fund A Class – 06-327
Band 125
2021	$2.05	$2.54	1,304,890
2020	2.08	2.05	1,195,383
2019	1.68	2.08	1,352,023
2018	1.87	1.68	1,529,481
2017	1.65	1.87	2,184,854
2016	1.40	1.65	2,202,139
2015	1.41	1.40	866,357
2014	1.27	1.41	492,998
2013	1.00	1.27	1,933,672
2012	0.92	1.00	94,358
Band 100
2021	$2.12	$2.64	148,462
2020	2.15	2.12	169,063
2019	1.73	2.15	193,885
2018	1.92	1.73	216,407
2017	1.68	1.92	319,203
2016	1.43	1.68	370,204
Band 50
2021	$2.26	$2.83	350,478
2020	2.28	2.26	353,405
2019	1.83	2.28	561,062
2018	2.02	1.83	739,550
2017	1.76	2.02	692,675
2016	1.49	1.76	719,989
Band 0
2021	$2.42	$3.04	–
2020	2.42	2.42	16,510
2019	1.93	2.42	7,498
2018	2.12	1.93	2,265
Pioneer Equity Income Fund K Class – 06-FCR
Band 125
2021	$1.27	$1.58	3,922,770
2020	1.28	1.27	2,355,898
2019	1.03	1.28	2,279,918
2018	1.14	1.03	2,292,016
2017	1.00	1.14	772,836
Pioneer Equity Income Fund Y Class – 06-828
Band 125
2021	$2.22	$2.76	11,804,143
2020	2.24	2.22	13,607,042
2019	1.81	2.24	14,750,941
2018	2.00	1.81	16,647,961
2017	1.76	2.00	18,425,078
2016	1.49	1.76	22,769,087
2015	1.50	1.49	732,404
2014	1.34	1.50	4,141
2013	1.05	1.34	37,694

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.46	$3.09	1,388,566
2020	2.45	2.46	1,503,266
2019	1.95	2.45	1,687,268
2018	2.14	1.95	1,774,730
2017	1.85	2.14	1,916,986
2016	1.55	1.85	2,015,750
Pioneer Fund A Class – 06-833
Band 125
2021	$2.97	$3.75	280,589
2020	2.43	2.97	240,235
2019	1.88	2.43	100,625
2018	1.93	1.88	116,170
2017	1.61	1.93	115,591
2016	1.49	1.61	125,625
2015	1.51	1.49	137,498
Band 100
2021	$3.03	$3.83	15,519
2020	2.47	3.03	15,927
2019	1.90	2.47	16,922
2018	1.96	1.90	16,771
2017	1.63	1.96	27,021
2016	1.50	1.63	38,390
2015	1.52	1.50	59,718
Pioneer Fund VCT Portfolio I Class – 06-590
Band 125
2021	$3.98	$5.03	581,446
2020	3.24	3.98	705,982
2019	2.50	3.24	440,159
2018	2.57	2.50	459,225
2017	2.14	2.57	530,460
2016	1.97	2.14	569,827
2015	2.00	1.97	675,801
2014	1.82	2.00	772,117
2013	1.38	1.82	1,053,562
2012	1.27	1.38	1,215,288
Pioneer Fundamental Growth Fund A Class – 06-628
Band 125
2021	$3.30	$4.02	86,017
2020	2.63	3.30	118,018
2019	1.99	2.63	242,038
2018	2.02	1.99	692,316
2017	1.67	2.02	1,430,867
2016	1.63	1.67	2,161,969
2015	1.56	1.63	1,078,572
2014	1.38	1.56	1,059,287
2013	1.05	1.38	891,834
2012	1.00 (05/24/12)	1.05	472,247

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$3.67	$4.53	–
2020	2.89	3.67	–
2019	2.16	2.89	5,338
2018	2.17	2.16	184,202
2017	1.77	2.17	206,173
2016	1.71	1.77	269,966
2015	1.61	1.71	776,788
2014	1.41	1.61	419,312
Pioneer Fundamental Growth Fund K Class – 06-FCT
Band 125
2021	$2.00	$2.45	340,436
2020	1.59	2.00	766,340
2019	1.20	1.59	844,239
2018	1.22	1.20	764,699
2017	1.00	1.22	498,056
Pioneer Fundamental Growth Fund Y Class – 06-626
Band 125
2021	$3.38	$4.13	845,798
2020	2.69	3.38	3,587,628
2019	2.03	2.69	2,919,734
2018	2.06	2.03	5,252,061
2017	1.69	2.06	6,823,137
2016	1.65	1.69	8,364,222
2015	1.57	1.65	3,948,833
2014	1.39	1.57	1,185,823
2013	1.06	1.39	1,297,117
2012	1.00 (05/24/12)	1.06	3,923
Band 0
2021	$3.76	$4.66	–
2020	2.96	3.76	–
2019	2.20	2.96	604,426
2018	2.21	2.20	643,128
2017	1.79	2.21	549,868
2016	1.73	1.79	443,179
Pioneer Global Equity Fund A Class – 06-GGH
Band 125
2021	$1.25	$1.52	33,017
2020	1.07	1.25	31,269
2019	0.88	1.07	43,119
2018	1.06	0.88	41,850
2017	1.00 (09/21/17)	1.06	53,752
Pioneer Global Equity Fund Y Class – 06-GGJ
Band 125
2021	$1.26	$1.55	202
2020	1.08	1.26	201
2019	0.88	1.08	156
2018	1.06	0.88	128

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pioneer High Yield Fund A Class – 06-837
Band 125
2021	$1.40	$1.46	215,619
2020	1.37	1.40	238,327
2019	1.22	1.37	270,980
2018	1.27	1.22	288,426
2017	1.20	1.27	268,382
2016	1.06	1.20	350,960
2015	1.13	1.06	443,830
2014	1.15	1.13	20,255
2013	1.04	1.15	475,865
Band 100
2021	$1.43	$1.49	64,286
2020	1.40	1.43	66,507
2019	1.24	1.40	70,061
2018	1.29	1.24	72,098
2017	1.21	1.29	75,627
2016	1.07	1.21	124,925
2015	1.14	1.07	227,850
Band 50
2021	$1.48	$1.56	61,453
2020	1.45	1.48	60,640
2019	1.28	1.45	72,152
2018	1.32	1.28	72,177
2017	1.24	1.32	90,135
2016	1.09	1.24	106,920
2015	1.15	1.09	88,542
2014	1.16	1.15	121,113
2013	1.04	1.16	118,242
Pioneer High Yield Fund Y Class – 06-829
Band 125
2021	$1.43	$1.50	7,543
2020	1.40	1.43	7,591
2019	1.25	1.40	5,222
2018	1.29	1.25	56,134
2017	1.22	1.29	51,130
2016	1.07	1.22	38,164
2015	1.14	1.07	9,057
2014	1.15	1.14	4,568
Pioneer Mid Cap Value Fund A Class – 06-838
Band 125
2021	$1.90	$2.43	226,891
2020	1.89	1.90	234,752
2019	1.49	1.89	221,322
2018	1.88	1.49	200,561
2017	1.69	1.88	158,785
2016	1.47	1.69	149,385
2015	1.59	1.47	119,561
2014	1.40	1.59	373
2013	1.07	1.40	101

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$1.94	$2.49	16,669
2020	1.92	1.94	16,669
2019	1.52	1.92	17,230
2018	1.90	1.52	21,554
2017	1.70	1.90	29,198
2016	1.48	1.70	95,063
2015	1.60	1.48	27,349
Band 0
2021	$2.10	$2.72	–
2020	2.07	2.10	–
2019	1.61	2.07	156,533
2018	2.00	1.61	151,528
Pioneer Mid Cap Value Fund Y Class – 06-831
Band 125
2021	$1.94	$2.49	–
2020	1.93	1.94	–
2019	1.52	1.93	–
2018	1.91	1.52	57,057
2017	1.71	1.91	89,869
2016	1.49	1.71	112,616
2015	1.60	1.49	10,439
Pioneer Select Mid Cap Growth Fund A Class – 06-836
Band 125
2021	$3.58	$3.82	786,485
2020	2.61	3.58	861,985
2019	1.99	2.61	1,007,771
2018	2.15	1.99	1,078,399
2017	1.68	2.15	741,444
2016	1.64	1.68	629,301
2015	1.64	1.64	378,206
2014	1.52	1.64	78,553
Band 0
2021	$3.96	$4.28	–
2020	2.85	3.96	5,166
2019	2.15	2.85	1,681
2018	2.29	2.15	192,946
2017	1.77	2.29	185,753
2016	1.71	1.77	186,339
Pioneer Select Mid Cap Growth Fund K Class – 06-FCV
Band 125
2021	$2.12	$2.27	3,198,950
2020	1.54	2.12	4,526,325
2019	1.17	1.54	5,379,135
2018	1.26	1.17	2,983,941
2017	0.98	1.26	562,337

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pioneer Select Mid Cap Growth VCT Portfolio I Class – 06-591
Band 125
2021	$6.51	$6.95	2,824,570
2020	4.74	6.51	3,032,778
2019	3.60	4.74	3,228,655
2018	3.90	3.60	2,716,231
2017	3.04	3.90	2,826,384
2016	2.97	3.04	3,385,926
2015	2.95	2.97	3,683,944
2014	2.73	2.95	4,017,679
2013	1.94	2.73	4,557,821
2012	1.84	1.94	5,399,665
Pioneer Strategic Income Fund A Class – 06-594
Band 125
2021	$1.36	$1.37	478,597
2020	1.28	1.36	411,266
2019	1.17	1.28	492,380
2018	1.21	1.17	507,323
2017	1.17	1.21	882,732
2016	1.10	1.17	866,266
2015	1.13	1.10	1,267,679
2014	1.09	1.13	1,279,619
2013	1.09	1.09	1,082,068
2012	0.99	1.09	376,469
Band 0
2021	$1.53	$1.56	–
2020	1.42	1.53	–
2019	1.29	1.42	–
2018	1.32	1.29	–
2017	1.25	1.32	–
2016	1.16	1.25	–
2015	1.18	1.16	67,281
2014	1.13	1.18	43,358
Pioneer Strategic Income Fund K Class – 06-FCW
Band 125
2021	$1.19	$1.20	750,502
2020	1.11	1.19	725,351
2019	1.02	1.11	648,211
2018	1.05	1.02	522,885
2017	1.00	1.05	505,127
Pioneer Strategic Income Fund Y Class – 06-CGG
Band 125
2021	$1.22	$1.24	364,812
2020	1.15	1.22	173,525
2019	1.05	1.15	188,880
2018	1.08	1.05	295,327
2017	1.04	1.08	545,391
2016	0.97	1.04	1,217,549
2015	1.00 (08/07/15)	0.97	762,112

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.31	$1.34	104,455
2020	1.21	1.31	96,056
2019	1.10	1.21	80,534
2018	1.12	1.10	37,247
2017	1.06	1.12	35,429
2016	0.98	1.06	14,173
2015	1.00 (08/07/15)	0.98	9,877
Federated International Equity Fund A Class – 06-CHH
Band 125
2021	$1.60	$1.70	285,385
2020	1.33	1.60	268,477
2019	1.10	1.33	266,363
2018	1.28	1.10	136,389
2017	0.98	1.28	30,113
2016	0.99	0.98	8,745
Band 0
2021	$1.70	$1.83	–
2020	1.40	1.70	44,780
2019	1.15	1.40	43,045
Federated International Equity Fund IS Class – 06-CHJ
Band 125
2021	$1.62	$1.73	386,010
2020	1.35	1.62	462,111
2019	1.11	1.35	807,313
2018	1.29	1.11	403,701
2017	0.98	1.29	353,932
2016	0.99	0.98	905
Band 0
2021	$1.73	$1.86	–
2020	1.42	1.73	–
2019	1.16	1.42	1,404,098
Principal Bond Market Index Fund R3 Class – 06-FHX
Band 125
2021	$1.11	$1.07	53,371
2020	1.06	1.11	51,837
2019	0.99	1.06	5,665
Principal Core Fixed Inc R6 Class – 06-3JJ
Band 125
2021	$1.15	$1.12	673,788
2020	1.08	1.15	644,439
2019	1.00	1.08	1,408,492
2018	1.00 (09/20/18)	1.00	1,424,119
Principal Global Real Estate Securities Fund R6 Class – 06-3JP
Band 125
2021	$1.09	$1.33	75,413
2020	1.15	1.09	5,439

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Principal International Equity Index Fund R3 Class – 06-CVG
Band 125
2021	$1.23	$1.34	313,811
2020	1.16	1.23	264,511
2019	0.98	1.16	247,989
2018	1.15	0.98	35,578
Principal LargeCap Growth Fund R6 Class – 06-3JH
Band 125
2021	$1.54	$1.86	420,652
2020	1.15	1.54	425,483
2019	0.86	1.15	599,101
2018	1.00 (09/20/18)	0.86	625,775
Principal MidCap S&P 400 Index Fund R3 Class – 06-FPW
Band 125
2021	$1.34	$1.64	828,052
2020	1.21	1.34	951,471
2019	0.97	1.21	599,173
2018	1.12	0.97	471,005
2017	1.00 (03/23/17)	1.12	619,626
Band 100
2021	$1.36	$1.66	95,077
2020	1.21	1.36	100,549
2019	0.98	1.21	55,150
2018	1.12	0.98	43,883
2017	1.00 (03/23/17)	1.12	24,138
Band 50
2021	$1.38	$1.70	987
2020	1.23	1.38	2,882
2019	0.99	1.23	2,745
2018	1.12	0.99	4,029
2017	1.00 (03/23/17)	1.12	11,615
Principal MidCap S&P 400 Index Fund R6 Class – 06-3RN
Band 125
2021	$1.29	$1.59	194,605
Principal Real Estate Securities Fund R6 Class – 06-3CP
Band 125
2021	$1.19	$1.64	147,214
Principal Small Cap S&P 500 Index R6 Class – 06-4TV
Band 125
2021	$1.00 (03/19/21)	$1.04	79,819
Principal SmallCap Growth Fund I R6 Class – 06-3RP
Band 125
2021	$1.69	$1.79	139,545
Principal SmallCap S&P 600 Index Fund R3 Class – 06-FPX
Band 125
2021	$1.33	$1.65	1,103,029
2020	1.22	1.33	1,271,495
2019	1.01	1.22	906,635
2018	1.13	1.01	713,343
2017	1.00 (03/23/17)	1.13	644,253

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$1.34	$1.67	76,810
2020	1.23	1.34	71,290
2019	1.02	1.23	58,129
2018	1.13	1.02	40,337
2017	1.00 (03/23/17)	1.13	24,875
Band 50
2021	$1.37	$1.71	494
2020	1.24	1.37	866
2019	1.03	1.24	553
2018	1.13	1.03	563
2017	1.00 (03/23/17)	1.13	575
Band 0
2021	$1.40	$1.75	–
2020	1.26	1.40	–
2019	1.03	1.26	3,173
2018	1.14	1.03	3,051
PGIM Day One 2020 Fund R6 Class – 06-44K
Band 125
2021	$1.12	$1.23	359,141
2020	1.04	1.12	345,667
2019	1.00 (07/26/19)	1.04	358,557
PGIM Day One 2025 Fund R6 Class – 06-44M
Band 125
2021	$1.13	$1.25	517,895
2020	1.04	1.13	424,266
2019	1.00 (07/26/19)	1.04	345,822
PGIM Day One 2030 Fund R6 Class – 06-44N
Band 125
2021	$1.14	$1.29	332,316
2020	1.05	1.14	277,365
2019	1.00 (07/26/19)	1.05	218,332
PGIM Day One 2035 Fund R6 Class – 06-44P
Band 125
2021	$1.16	$1.34	450,914
2020	1.06	1.16	352,674
2019	1.00 (07/26/19)	1.06	302,472
PGIM Day One 2040 Fund R6 Class – 06-44R
Band 125
2021	$1.16	$1.36	373,843
2020	1.06	1.16	347,889
2019	1.00 (07/26/19)	1.06	312,265
PGIM Day One 2045 Fund R6 Class – 06-44T
Band 125
2021	$1.17	$1.38	152,228
2020	1.06	1.17	137,509
2019	1.00 (07/26/19)	1.06	106,743

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Day One 2050 Fund R6 Class – 06-44V
Band 125
2021	$1.17	$1.39	151,235
2020	1.06	1.17	121,820
2019	1.00 (07/26/19)	1.06	111,597
PGIM Day One 2055 Fund R6 Class – 06-44W
Band 125
2021	$1.18	$1.39	69,084
2020	1.07	1.18	70,097
2019	1.00 (07/26/19)	1.07	69,508
PGIM Day One 2060 Fund R6 Class – 06-44X
Band 125
2021	$1.18	$1.40	9,846
2020	1.07	1.18	11,032
2019	1.00 (07/26/19)	1.07	6,617
PGIM Day One Income Fund R6 Class – 06-44G
Band 125
2021	$1.10	$1.19	9,412
2020	1.03	1.10	8,604
2019	1.00 (07/26/19)	1.03	7,519
PGIM Global Real Estate Fund A Class – 06-531
Band 125
2021	$1.88	$2.36	63,761
2020	2.00	1.88	108,756
2019	1.63	2.00	192,423
2018	1.74	1.63	259,343
2017	1.59	1.74	362,172
2016	1.60	1.59	379,568
2015	1.62	1.60	468,172
2014	1.44	1.62	435,196
2013	1.41	1.44	564,275
2012	1.12	1.41	423,435
Band 100
2021	$1.93	$2.43	54,995
2020	2.05	1.93	49,677
2019	1.66	2.05	61,088
2018	1.77	1.66	57,198
2017	1.61	1.77	67,136
2016	1.62	1.61	91,672
2015	1.64	1.62	107,556
2014	1.45	1.64	111,813

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.14	$2.73	–
2020	2.25	2.14	–
2019	1.81	2.25	–
2018	1.91	1.81	–
2017	1.72	1.91	–
2016	1.71	1.72	–
2015	1.72	1.71	9,191
2014	1.51	1.72	233,043
2013	1.45	1.51	6,440
2012	1.15	1.45	85,323
PGIM Global Real Estate Fund R2 Class – 06-3FN
Band 125
2021	$1.09	$1.38	15,300
2020	1.16	1.09	17,342
PGIM Global Real Estate Fund R4 Class – 06-3FP
Band 125
2021	$1.10	$1.39	242,281
2020	1.17	1.10	342,995
2019	0.95	1.17	408,883
2018	1.00 (06/21/18)	0.95	326,666
PGIM Global Real Estate Fund R6 Class – 06-FCX
Band 125
2021	$1.22	$1.54	462,062
2020	1.29	1.22	351,880
2019	1.04	1.29	299,599
2018	1.11	1.04	893,242
2017	1.00	1.11	64,036
Band 0
2021	$1.28	$1.64	1,399,618
2020	1.34	1.28	1,441,411
2019	1.07	1.34	1,608,445
2018	1.12	1.07	1,664,452
2017	1.01	1.12	1,701,027
PGIM Global Real Estate Fund Z Class – 06-526
Band 125
2021	$1.95	$2.47	162,802
2020	2.07	1.95	315,912
2019	1.68	2.07	344,862
2018	1.78	1.68	2,927,017
2017	1.62	1.78	4,046,992
2016	1.63	1.62	4,631,843
2015	1.64	1.63	4,125,624
2014	1.46	1.64	3,769,563
2013	1.42	1.46	1,924,640
2012	1.13	1.42	750,532

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.23	$2.85	–
2020	2.33	2.23	–
2019	1.87	2.33	–
2018	1.96	1.87	–
2017	1.76	1.96	–
2016	1.74	1.76	1,334,112
2015	1.74	1.74	1,263,582
2014	1.52	1.74	1,818,599
2013	1.47	1.52	1,978,304
2012	1.15	1.47	2,259,241
PGIM Global Total Return Fund R6 Class – 06-3XW
Band 125
2021	$1.15	$1.07	20,147,930
2020	1.06	1.15	1,070,248
PGIM High Yield Fund A Class – 06-533
Band 125
2021	$1.85	$1.94	1,587,479
2020	1.78	1.85	1,579,395
2019	1.55	1.78	1,813,936
2018	1.60	1.55	1,925,917
2017	1.51	1.60	2,321,614
2016	1.33	1.51	2,652,193
2015	1.38	1.33	3,043,215
2014	1.36	1.38	3,100,337
2013	1.29	1.36	3,113,756
2012	1.15	1.29	1,814,111
Band 100
2021	$1.90	$2.00	383,539
2020	1.82	1.90	390,724
2019	1.59	1.82	407,135
2018	1.63	1.59	491,244
2017	1.53	1.63	882,966
2016	1.34	1.53	874,273
2015	1.40	1.34	853,358
2014	1.38	1.40	617,821
2013	1.30	1.38	153
Band 0
2021	$2.11	$2.24	–
2020	2.01	2.11	–
2019	1.73	2.01	158,505
2018	1.76	1.73	103,343
2017	1.64	1.76	91,836
2016	1.42	1.64	149,602
2015	1.46	1.42	134,303
2014	1.43	1.46	89,822
2013	1.33	1.43	20
PGIM High-Yield Fund R2 Class – 06-3FH
Band 125
2021	$1.15	$1.20	35,776
2020	1.11	1.15	9,946
2019	0.97	1.11	12,412

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM High-Yield Fund R4 Class – 06-3FJ
Band 125
2021	$1.15	$1.21	144,685
2020	1.11	1.15	78,932
2019	0.97	1.11	700
PGIM High-Yield Fund R6 Class – 06-FCY
Band 125
2021	$1.26	$1.32	6,576,040
2020	1.20	1.26	5,406,045
2019	1.05	1.20	4,850,893
2018	1.07	1.05	4,372,853
2017	1.01	1.07	671,963
Band 75
2021	$1.28	$1.35	196,761
2020	1.22	1.28	203,906
2019	1.06	1.22	189,681
2018	1.08	1.06	44,537
PGIM High Yield Fund Z Class – 06-532
Band 125
2021	$1.90	$2.00	7,285,648
2020	1.83	1.90	8,231,047
2019	1.59	1.83	8,962,579
2018	1.63	1.59	10,008,429
2017	1.53	1.63	12,943,915
2016	1.35	1.53	12,543,159
2015	1.40	1.35	11,178,894
2014	1.38	1.40	7,384,604
2013	1.30	1.38	7,203,230
2012	1.15	1.30	7,203,555
Band 0
2021	$2.17	$2.31	–
2020	2.06	2.17	–
2019	1.77	2.06	622,760
2018	1.80	1.77	666,392
2017	1.67	1.80	576,699
2016	1.44	1.67	771,982
2015	1.48	1.44	190,017
2014	1.44	1.48	162,571
2013	1.34	1.44	564,636
2012	1.18	1.34	485,084
PGIM Jennison Financial Services Fund A Class – 06-456
Band 125
2021	$1.96	$2.46	62,338
2020	1.80	1.96	48,567
2019	1.37	1.80	142,825
2018	1.61	1.37	129,808
2017	1.32	1.61	128,727
2016	1.30	1.32	56,393
2015	1.48	1.30	147,320
2014	1.59	1.48	199,476
2013	1.25	1.59	252,635
2012	0.95	1.25	132,685

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.02	$2.53	7,963
2020	1.85	2.02	7,964
2019	1.40	1.85	11,096
2018	1.64	1.40	20,474
2017	1.34	1.64	20,509
2016	1.32	1.34	25,217
2015	1.50	1.32	32,681
2014	1.61	1.50	28,520
2013	1.26	1.61	727
2012	0.96	1.26	2,969
Band 0
2021	$2.25	$2.86	–
2020	2.04	2.25	–
2019	1.53	2.04	–
2018	1.78	1.53	–
2017	1.44	1.78	–
2016	1.40	1.44	–
2015	1.58	1.40	1,365
2014	1.67	1.58	1,943
2013	1.30	1.67	2,593
2012	0.98	1.30	159
PGIM Jennison Financial Services Fund Z Class – 06-457
Band 125
2021	$2.03	$2.55	161,985
2020	1.85	2.03	169,187
2019	1.40	1.85	94,875
2018	1.65	1.40	94,705
2017	1.35	1.65	94,881
2016	1.32	1.35	203,204
2015	1.50	1.32	142,879
2014	1.61	1.50	234,402
2013	1.26	1.61	213,927
2012	0.96	1.26	100,464
PGIM Jennison Focused Growth Fund A Class – 06-079
Band 125
2021	$3.24	$3.38	60,762
Band 100
2021	$3.29	$3.45	61,928
PGIM Jennison Focused Growth Fund R6 Class – 06-GNJ
Band 125
2021	$2.20	$2.30	1,541,289
2020	$1.33	$2.20	337
PGIM Jennison Glbl Opps R6 Retirement Class – 06-4R9
Band 125
2021	$1.11	$1.18	114,676

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Jennison Focused Growth Fund Z Class – 06-063
Band 125
2021	$3.30	$3.46	–
2020	2.00	3.30	6,651
2019	1.52	2.00	7,342
2018	1.50	1.52	3,750
2017	1.12	1.50	76
2016	1.17	1.12	2,573
PGIM Jennison Health Sciences Fund A Class – 06-458
Band 125
2021	$5.99	$6.27	87,760
2020	4.30	5.99	99,922
2019	3.68	4.30	205,366
2018	3.87	3.68	381,479
2017	2.99	3.87	340,591
2016	3.55	2.99	492,240
2015	3.42	3.55	827,535
2014	2.56	3.42	530,485
2013	1.66	2.56	675,739
2012	1.34	1.66	408,777
Band 100
2021	$6.16	$6.46	62,940
2020	4.40	6.16	74,775
2019	3.76	4.40	76,395
2018	3.95	3.76	134,352
2017	3.04	3.95	193,366
2016	3.60	3.04	201,082
2015	3.46	3.60	340,910
2014	2.58	3.46	250,136
2013	1.67	2.58	2,815
2012	1.35	1.67	2,644
Band 0
2021	$6.88	$7.29	–
2020	4.87	6.88	–
2019	4.12	4.87	–
2018	4.28	4.12	–
2017	3.26	4.28	–
2016	3.82	3.26	–
2015	3.64	3.82	–
2014	2.69	3.64	–
2013	1.72	2.69	–
2012	1.38	1.72	10,057

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Jennison Health Sciences Fund Z Class – 06-459
Band 125
2021	$6.19	$6.50	322,413
2020	4.42	6.19	319,349
2019	3.78	4.42	390,002
2018	3.96	3.78	1,700,140
2017	3.05	3.96	1,526,828
2016	3.61	3.05	1,349,096
2015	3.47	3.61	1,305,928
2014	2.59	3.47	977,638
2013	1.67	2.59	730,130
2012	1.35	1.67	459,585
PGIM Jennison Mid Cap Growth Fund A Class – 06-461
Band 125
2021	$3.86	$4.25	269,511
2020	2.75	3.86	363,815
2019	2.03	2.75	513,527
2018	2.25	2.03	601,765
2017	1.86	2.25	1,594,857
2016	1.82	1.86	1,968,244
2015	1.89	1.82	2,750,737
2014	1.75	1.89	2,825,271
2013	1.39	1.75	2,865,318
2012	1.21	1.39	2,272,166
Band 100
2021	$3.97	$4.38	283,068
2020	2.82	3.97	330,587
2019	2.08	2.82	319,968
2018	2.29	2.08	365,724
2017	1.89	2.29	478,997
2016	1.84	1.89	630,286
2015	1.91	1.84	631,730
2014	1.77	1.91	602,861
2013	1.40	1.77	2,112
2012	1.22	1.40	1,110
PGIM Jennison Mid Cap Growth Fund R6 Class – 06-FFF
Band 125
2021	$2.07	$2.29	1,327,492
2020	1.47	2.07	1,458,639
2019	1.08	1.47	1,411,351
2018	1.19	1.08	677,030
2017	0.98	1.19	653,911
Band 75
2021	$2.12	$2.35	88,831
2020	1.49	2.12	141,419
2019	1.09	1.49	134,293
2018	1.20	1.09	126,019

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Jennison Mid Cap Growth Fund Z Class – 06-462
Band 125
2021	$3.99	$4.41	1,281,107
2020	2.83	3.99	1,419,188
2019	2.09	2.83	1,339,921
2018	2.30	2.09	4,547,660
2017	1.90	2.30	5,591,142
2016	1.85	1.90	8,300,239
2015	1.92	1.85	8,573,639
2014	1.77	1.92	8,524,807
2013	1.40	1.77	8,589,917
2012	1.22	1.40	7,164,718
Band 0
2021	$4.58	$5.12	–
2020	3.21	4.58	–
2019	2.34	3.21	–
2018	2.54	2.34	–
2017	2.07	2.54	–
2016	1.99	2.07	1,433,364
2015	2.04	1.99	1,383,713
2014	1.87	2.04	1,245,641
2013	1.46	1.87	1,709,726
2012	1.25	1.46	1,827,836
PGIM Jennison Natural Resources Fund A Class – 06-453
Band 125
2021	$0.74	$0.94	203,447
2020	0.68	0.74	153,522
2019	0.59	0.68	369,439
2018	0.83	0.59	415,809
2017	0.80	0.83	455,460
2016	0.60	0.80	629,350
2015	0.86	0.60	805,341
2014	1.09	0.86	856,358
2013	1.01	1.09	846,576
2012	1.05	1.01	625,061
Band 100
2021	$0.77	$0.96	45,756
2020	0.70	0.77	46,027
2019	0.60	0.70	47,573
2018	0.84	0.60	49,080
2017	0.81	0.84	59,392
2016	0.61	0.81	170,945
2015	0.87	0.61	75,993
2014	1.10	0.87	58,113

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$0.85	$1.09	–
2020	0.77	0.85	–
2019	0.66	0.77	–
2018	0.91	0.66	–
2017	0.87	0.91	–
2016	0.65	0.87	–
2015	0.92	0.65	59,098
2014	1.15	0.92	39,348
2013	1.05	1.15	19,065
2012	1.08	1.05	11,161
PGIM Jennison Natural Resources Fund R6 Class – 06-FFG
Band 125
2021	$0.92	$1.16	353,850
2020	0.83	0.92	294,967
2019	0.72	0.83	650,569
2018	1.00	0.72	530,224
2017	0.96	1.00	421,709
PGIM Jennison Natural Resources Fund Z Class – 06-454
Band 125
2021	$0.77	$0.97	16,361
2020	0.70	0.77	35,125
2019	0.61	0.70	144,595
2018	0.85	0.61	669,216
2017	0.81	0.85	1,110,661
2016	0.61	0.81	1,175,492
2015	0.88	0.61	1,793,825
2014	1.11	0.88	1,443,603
2013	1.02	1.11	1,292,196
2012	1.06	1.02	1,032,642
PGIM Jennison Small Company Fund R6 Class – 06-GJN
Band 125
2021	$1.45	$1.85	337,433
2020	1.15	1.45	81,031
2019	0.90	1.15	81,789
2018	1.05	0.90	1,740
PGIM Jennison Small Company Fund A Class – 06-589
Band 125
2021	$2.48	$3.16	180,820
2020	1.98	2.48	232,766
2019	1.56	1.98	302,832
2018	1.82	1.56	287,519
2017	1.55	1.82	289,499
2016	1.38	1.55	474,588
2015	1.46	1.38	555,574
2014	1.37	1.46	392,335
2013	1.03	1.37	474,775
2012	0.92	1.03	446,337

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Jennison Small Company Fund Z Class – 06-593
Band 125
2021	$2.55	$3.26	51,090
2020	2.02	2.55	92,155
2019	1.59	2.02	558,136
2018	1.86	1.59	1,155,142
2017	1.57	1.86	1,522,019
2016	1.40	1.57	1,103,642
2015	1.47	1.40	2,549,103
2014	1.38	1.47	2,172,499
2013	1.04	1.38	1,654,985
2012	0.92	1.04	34,010
PGIM QMA Mid Cap Value Fund A Class – 06-080
Band 125
2021	$1.09	$1.45	187,227
2020	1.19	1.09	187,937
2019	1.00	1.19	240,466
2018	1.27	1.00	338,444
2017	1.14	1.27	280,722
2016	0.96	1.14	333,247
2015	1.04	0.96	117,987
PGIM QMA Mid Cap Value Fund R6 Class – 06-GCF
Band 125
2021	$0.97	$1.29	15,646
2020	1.04	0.97	14,540
2019	0.88	1.04	107,545
2018	1.11	0.88	108,117
PGIM QMA Mid Cap Value Fund Z Class – 06-064
Band 125
2021	$1.11	$1.48	142,945
2020	1.20	1.11	219,287
2019	1.01	1.20	1,062,573
2018	1.28	1.01	1,820,764
2017	1.15	1.28	2,407,769
2016	0.96	1.15	1,959,773
2015	1.04	0.96	3,233,327
2014	1.00 (06/26/14)	1.04	7,063
PGIM QMA Small-Cap Value Fund R6 Class – 06-GJP
Band 125
2021	$0.94	$1.32	36,777
2020	0.98	0.94	36,608

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Total Return Bond Fund A Class – 06-538
Band 125
2021	$1.51	$1.46	2,581,661
2020	1.42	1.51	3,414,537
2019	1.29	1.42	4,219,244
2018	1.32	1.29	5,695,681
2017	1.26	1.32	7,304,366
2016	1.22	1.26	8,134,061
2015	1.24	1.22	6,928,446
2014	1.18	1.24	4,624,302
2013	1.20	1.18	3,419,144
2012	1.11	1.20	2,606,393
Band 100
2021	$1.55	$1.51	649,556
2020	1.45	1.55	717,323
2019	1.32	1.45	754,266
2018	1.35	1.32	840,779
2017	1.28	1.35	1,133,426
2016	1.24	1.28	1,342,572
2015	1.25	1.24	1,266,896
2014	1.19	1.25	1,109,935
2013	1.21	1.19	1,288
Band 0
2021	$1.72	$1.69	–
2020	1.60	1.72	–
2019	1.44	1.60	–
2018	1.46	1.44	11,478
2017	1.37	1.46	31,136
2016	1.31	1.37	138,472
2015	1.31	1.31	332,770
2014	1.23	1.31	219,047
PGIM Total Return Bond Fund R2 Class – 06-3FK
Band 125
2021	$1.17	$1.14	296,737
2020	1.10	1.17	189,861
2019	1.01	1.10	19,553
2018	1.00 (06/21/18)	1.01	164,204
PGIM Total Return Bond Fund R4 Class – 06-3FM
Band 125
2021	$1.18	$1.15	1,609,549
2020	1.11	1.18	2,034,379
2019	1.01	1.11	1,032,580
PGIM Total Return Bond Fund R6 Class – 06-FFH
Band 125
2021	$1.22	$1.19	31,466,289
2020	1.14	1.22	25,825,106
2019	1.04	1.14	25,715,626
2018	1.06	1.04	18,901,742
2017	1.00	1.06	4,793,832

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.28	$1.27	1,142,545
2020	1.18	1.28	1,000,130
2019	1.07	1.18	916,309
2018	1.07	1.07	1,140,807
2017	1.00	1.07	873,145
PGIM Total Return Bond Fund Z Class – 06-537
Band 125
2021	$1.55	$1.51	8,914,462
2020	1.45	1.55	14,271,888
2019	1.32	1.45	17,345,484
2018	1.35	1.32	26,088,555
2017	1.28	1.35	34,470,621
2016	1.24	1.28	28,580,730
2015	1.25	1.24	20,210,654
2014	1.18	1.25	12,454,031
2013	1.21	1.18	2,095,986
2012	1.12	1.21	1,574,335
Band 0
2021	$1.77	$1.74	60,665
2020	1.63	1.77	52,762
2019	1.47	1.63	36,225
2018	1.48	1.47	19,727
2017	1.39	1.48	15,478
2016	1.33	1.39	436,441
2015	1.33	1.33	343,278
2014	1.24	1.33	306,983
2013	1.25	1.24	201,284
2012	1.14	1.25	161,543
Putnam Diversified Income Trust Y Class – 06-897
Band 125
2021	$1.16	$1.07	–
2020	1.18	1.16	–
2019	1.06	1.18	2,669
Putnam Dynamic Asset Allocation Balanced Fund R6 Class – 06-GNN
Band 125
2021	$1.20	$1.35	431,502
2020	1.08	1.20	418,219
2019	0.93	1.08	435,682
Putnam Dynamic Asset Allocation Conservative Fund R6 Class – 06-GNT
Band 125
2021	$1.14	$1.20	11,088
2020	1.05	1.14	11,334
Putnam Dynamic Asset Allocation Growth Fund A Class – 06-GNW
Band 125
2021	$1.21	$1.40	367
2020	1.07	1.21	82
Band 0
2021	$1.26	$1.47	–
2020	1.10	1.26	13,373
2019	0.91	1.10	13,449

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Putnam Dynamic Asset Allocation Growth Fund R6 Class – 06-GNX
Band 125
2021	$1.23	$1.42	5,932
2020	1.08	1.23	3,039
2019	0.90	1.08	8,266
2018	1.01	0.90	7,361
Putnam Equity Income Fund A Class – 06-FCG
Band 125
2021	$1.37	$1.72	392,565
2020	1.31	1.37	527,343
2019	1.02	1.31	601,259
2018	1.13	1.02	292,219
Putnam Equity Income Fund Y Class – 06-FCF
Band 125
2021	$1.39	$1.74	993,847
2020	1.32	1.39	949,090
2019	1.03	1.32	1,224,470
Putnam Equity Income Fund R6 Class – 06-36H
Band 125
2021	$1.23	$1.55	932,183
2020	1.17	1.23	685,365
2019	0.91	1.17	524,903
Putnam Growth Opportunities Fund A Class – 06-938
Band 125
2021	$2.62	$3.17	205,495
2020	1.91	2.62	263,961
2019	1.42	1.91	23,587
2018	1.41	1.42	2,371
2017	1.09	1.41	1,621
2016	1.04	1.09	844
Putnam Growth Opportunities Fund R6 Class – 06-GCG
Band 125
2021	$2.10	$2.55	1,065,785
2020	1.53	2.10	897,121
2019	1.13	1.53	961,813
2018	1.12	1.13	218,909
Putnam Growth Opportunities Fund Y Class – 06-899
Band 125
2021	$2.66	$3.22	3,420,807
2020	1.94	2.66	12,421
Putnam Sustainable Future Fund R6 Class – 06-3XC
Band 125
2021	$1.67	$1.75	4,257
2020	1.10	1.67	–
2019	1.00 (05/24/19)	1.10	2,057
Putnam Sustainable Leaders Fund R6 Class – 06-3XG
Band 125
2021	$1.46	$1.78	3,562
2020	1.15	1.46	3,459

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell Emerging Markets Fund S Class – 06-747
Band 125
2021	$2.42	$2.41	6,783
2020	2.23	2.42	5,028
2019	1.89	2.23	51,464
2018	2.30	1.89	161,706
2017	1.72	2.30	158,975
2016	1.56	1.72	347,752
2015	1.88	1.56	351,312
2014	1.95	1.88	161,619
2013	2.00	1.95	156,717
2012	1.71	2.00	138,327
Russell Global Equity Fund S Class – 06-736
Band 125
2021	$3.25	$3.94	861
2020	2.90	3.25	1,189
2019	2.33	2.90	969
2018	2.60	2.33	768
2017	2.13	2.60	888
2016	2.01	2.13	1,777
2015	2.04	2.01	1,195
2014	1.98	2.04	68
2013	1.57	1.98	24
2012	1.37	1.57	23
Russell Global Real Estate Securities Fund R6 Class – 06-FFM
Band 125
2021	$1.16	$1.45	228,123
2020	1.24	1.16	296,320
2019	1.03	1.24	261,929
2018	1.11	1.03	158,808
Russell Global Real Estate Securities Fund S Class – 06-739
Band 125
2021	$2.35	$2.95	115,623
2020	2.52	2.35	187,790
2019	2.10	2.52	159,357
2018	2.26	2.10	341,276
2017	2.05	2.26	782,645
2016	2.02	2.05	455,988
2015	2.05	2.02	421,236
2014	1.81	2.05	411,381
2013	1.78	1.81	982,671
2012	1.41	1.78	1,023,006
Russell Investment Grade Bond Fund S Class – 06-738
Band 125
2021	$1.58	$1.54	244,209
2020	1.47	1.58	239,562
2019	1.37	1.47	256,771
2018	1.40	1.37	223,982
2017	1.37	1.40	264,676
2016	1.35	1.37	236,844
2015	1.36	1.35	212,108

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell LifePoints Balanced Strategy Fund R1 Class – 06-659
Band 125
2021	$2.13	$2.39	350,732
2020	2.07	2.13	445,733
2019	1.83	2.07	683,379
2018	1.98	1.83	676,933
2017	1.81	1.98	643,124
2016	1.68	1.81	1,451,748
2015	1.74	1.68	1,723,675
2014	1.68	1.74	7,656,114
2013	1.51	1.68	9,898,683
2012	1.36	1.51	11,102,935
Russell LifePoints Balanced Strategy Fund R5 Class – 06-665
Band 125
2021	$1.92	$2.15	1,609,703
2020	1.87	1.92	1,625,417
2019	1.67	1.87	1,954,483
2018	1.80	1.67	2,307,119
2017	1.66	1.80	2,524,126
2016	1.55	1.66	3,582,873
2015	1.61	1.55	4,555,770
2014	1.57	1.61	5,378,976
2013	1.42	1.57	8,530,511
2012	1.28	1.42	9,417,426
Band 100
2021	$2.00	$2.24	265,987
2020	1.94	2.00	289,893
2019	1.73	1.94	364,820
2018	1.87	1.73	418,743
2017	1.72	1.87	558,150
2016	1.60	1.72	667,975
2015	1.66	1.60	569,691
2014	1.60	1.66	664,272
2013	1.45	1.60	24,828
2012	1.30	1.45	37,151
Band 50
2021	$2.18	$2.45	74,753
2020	2.10	2.18	78,190
2019	1.86	2.10	78,226
2018	2.00	1.86	84,614
2017	1.83	2.00	146,929
2016	1.69	1.83	433,543
2015	1.75	1.69	511,477
2014	1.68	1.75	534,734
2013	1.51	1.68	456,512
2012	1.35	1.51	490,976

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.36	$2.67	–
2020	2.27	2.36	–
2019	2.00	2.27	–
2018	2.14	2.00	–
2017	1.95	2.14	–
2016	1.79	1.95	43,489
2015	1.84	1.79	37,590
2014	1.77	1.84	35,301
2013	1.58	1.77	906,630
2012	1.41	1.58	1,799,410
Russell LifePoints Conservative Strategy Fund R1 Class – 06-661
Band 125
2021	$1.73	$1.77	68,133
2020	1.65	1.73	83,272
2019	1.52	1.65	83,829
2018	1.58	1.52	84,995
2017	1.51	1.58	128,910
2016	1.45	1.51	139,577
2015	1.48	1.45	336,381
2014	1.44	1.48	377,735
2013	1.42	1.44	391,873
2012	1.32	1.42	1,506,843
Russell LifePoints Conservative Strategy Fund R5 Class – 06-655
Band 125
2021	$1.55	$1.57	263,158
2020	1.49	1.55	264,825
2019	1.38	1.49	269,263
2018	1.44	1.38	279,682
2017	1.38	1.44	451,588
2016	1.33	1.38	473,106
2015	1.37	1.33	642,920
2014	1.34	1.37	798,247
2013	1.32	1.34	1,823,944
2012	1.24	1.32	2,234,292
Band 100
2021	$1.61	$1.64	106,815
2020	1.55	1.61	130,853
2019	1.43	1.55	132,931
2018	1.49	1.43	135,082
2017	1.42	1.49	345,323
2016	1.37	1.42	429,245
2015	1.41	1.37	402,130
2014	1.37	1.41	364,723
2013	1.35	1.37	99,866
2012	1.26	1.35	5,074

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2021	$1.75	$1.80	140,383
2020	1.67	1.75	140,406
2019	1.54	1.67	57,264
2018	1.59	1.54	30,795
2017	1.52	1.59	89,201
2016	1.45	1.52	89,426
2015	1.48	1.45	84,687
2014	1.44	1.48	98,977
2013	1.41	1.44	373,734
2012	1.31	1.41	326,660
Band 0
2021	$1.90	$1.96	–
2020	1.81	1.90	–
2019	1.66	1.81	–
2018	1.70	1.66	–
2017	1.62	1.70	–
2016	1.54	1.62	–
2015	1.56	1.54	–
2014	1.51	1.56	–
2013	1.47	1.51	19,532
2012	1.36	1.47	121,019
Russell LifePoints Equity Growth Strategy Fund R1 Class – 06-662
Band 125
2021	$2.41	$2.87	143,747
2020	2.33	2.41	215,975
2019	1.98	2.33	199,280
2018	2.21	1.98	204,813
2017	1.93	2.21	212,639
2016	1.76	1.93	406,214
2015	1.85	1.76	354,418
2014	1.81	1.85	469,734
2013	1.52	1.81	420,737
2012	1.34	1.52	650,396
Russell LifePoints Equity Growth Strategy Fund R5 Class – 06-675
Band 125
2021	$2.06	$2.45	329,093
2020	2.00	2.06	332,770
2019	1.71	2.00	388,432
2018	1.92	1.71	625,173
2017	1.68	1.92	621,434
2016	1.54	1.68	920,855
2015	1.63	1.54	995,654
2014	1.60	1.63	1,211,017
2013	1.36	1.60	1,788,660
2012	1.20	1.36	1,839,466

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.14	$2.56	62,784
2020	2.08	2.14	68,402
2019	1.77	2.08	77,252
2018	1.99	1.77	84,017
2017	1.74	1.99	92,481
2016	1.58	1.74	75,461
2015	1.67	1.58	104,183
2014	1.64	1.67	138,920
2013	1.39	1.64	105
2012	1.22	1.39	18
Band 50
2021	$2.33	$2.79	181,599
2020	2.25	2.33	181,611
2019	1.91	2.25	189,581
2018	2.13	1.91	189,603
2017	1.85	2.13	190,393
2016	1.68	1.85	200,220
2015	1.76	1.68	175,719
2014	1.72	1.76	178,846
2013	1.45	1.72	153,841
2012	1.27	1.45	152,303
Band 0
2021	$2.53	$3.05	–
2020	2.43	2.53	–
2019	2.05	2.43	–
2018	2.28	2.05	–
2017	1.97	2.28	–
2016	1.78	1.97	–
2015	1.86	1.78	–
2014	1.80	1.86	–
2013	1.51	1.80	259,140
2012	1.32	1.51	596,123
Russell LifePoints Growth Strategy Fund R1 Class – 06-663
Band 125
2021	$2.31	$2.70	800,803
2020	2.20	2.31	734,330
2019	1.92	2.20	701,913
2018	2.10	1.92	795,284
2017	1.86	2.10	779,434
2016	1.71	1.86	1,097,720
2015	1.79	1.71	1,127,169
2014	1.75	1.79	1,212,499
2013	1.52	1.75	954,293
2012	1.35	1.52	2,112,934

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell LifePoints Growth Strategy Fund R5 Class – 06-670
Band 125
2021	$2.03	$2.36	668,686
2020	1.94	2.03	684,124
2019	1.70	1.94	799,264
2018	1.87	1.70	963,121
2017	1.67	1.87	1,002,907
2016	1.54	1.67	1,493,635
2015	1.62	1.54	1,725,968
2014	1.59	1.62	3,121,699
2013	1.39	1.59	4,822,958
2012	1.24	1.39	5,204,747
Band 100
2021	$2.12	$2.46	106,606
2020	2.01	2.12	109,785
2019	1.76	2.01	130,276
2018	1.93	1.76	143,725
2017	1.72	1.93	160,227
2016	1.59	1.72	226,757
2015	1.67	1.59	302,050
2014	1.63	1.67	267,749
2013	1.42	1.63	50,626
2012	1.26	1.42	29,612
Band 50
2021	$2.30	$2.69	142,648
2020	2.18	2.30	134,371
2019	1.90	2.18	156,653
2018	2.07	1.90	170,965
2017	1.83	2.07	245,696
2016	1.68	1.83	245,780
2015	1.76	1.68	217,464
2014	1.71	1.76	268,627
2013	1.48	1.71	349,732
2012	1.31	1.48	385,295
Band 0
2021	$2.50	$2.94	–
2020	2.35	2.50	–
2019	2.04	2.35	–
2018	2.21	2.04	–
2017	1.95	2.21	–
2016	1.78	1.95	–
2015	1.85	1.78	–
2014	1.79	1.85	–
2013	1.54	1.79	81,661
2012	1.36	1.54	314,098

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell LifePoints Moderate Strategy Fund R1 Class – 06-664
Band 125
2021	$1.91	$2.05	223,417
2020	1.87	1.91	292,687
2019	1.70	1.87	284,256
2018	1.80	1.70	300,858
2017	1.68	1.80	284,881
2016	1.58	1.68	391,391
2015	1.62	1.58	391,475
2014	1.56	1.62	416,334
2013	1.48	1.56	473,384
2012	1.36	1.48	4,654,285
Russell LifePoints Moderate Strategy Fund R5 Class – 06-660
Band 125
2021	$1.70	$1.81	571,005
2020	1.67	1.70	582,007
2019	1.53	1.67	625,423
2018	1.63	1.53	789,304
2017	1.52	1.63	1,153,952
2016	1.43	1.52	1,393,124
2015	1.49	1.43	1,702,381
2014	1.44	1.49	1,928,284
2013	1.37	1.44	3,266,255
2012	1.26	1.37	3,317,427
Band 100
2021	$1.77	$1.89	139,784
2020	1.74	1.77	149,193
2019	1.59	1.74	157,341
2018	1.68	1.59	192,489
2017	1.57	1.68	223,448
2016	1.48	1.57	260,204
2015	1.53	1.48	236,080
2014	1.48	1.53	247,001
2013	1.40	1.48	435
2012	1.29	1.40	72
Band 50
2021	$1.92	$2.07	3,819
2020	1.88	1.92	3,825
2019	1.71	1.88	3,831
2018	1.80	1.71	50,410
2017	1.67	1.80	103,123
2016	1.57	1.67	103,133
2015	1.61	1.57	102,925
2014	1.55	1.61	123,211
2013	1.47	1.55	176,040
2012	1.34	1.47	189,533

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.09	$2.26	–
2020	2.03	2.09	–
2019	1.84	2.03	–
2018	1.93	1.84	–
2017	1.78	1.93	–
2016	1.66	1.78	–
2015	1.70	1.66	–
2014	1.62	1.70	–
2013	1.53	1.62	417
2012	1.39	1.53	71,563
Russell Short Duration Bond Fund S Class – 06-748
Band 125
2021	$1.30	$1.27	197,227
2020	1.25	1.30	198,579
2019	1.21	1.25	329,357
2018	1.21	1.21	981,743
2017	1.21	1.21	1,527,261
2016	1.19	1.21	1,281,554
2015	1.20	1.19	445,197
2014	1.21	1.20	343,879
2013	1.22	1.21	841
2012	1.17	1.22	501
Russell Strategic Bond Fund S Class – 06-741
Band 125
2021	$1.73	$1.68	–
2020	1.61	1.73	–
2019	1.49	1.61	–
2018	1.52	1.49	–
2017	1.47	1.52	–
2016	1.45	1.47	734,839
Russell Equity Income Fund S Class – 06-742
Band 125
2021	$3.72	$4.68	52,930
2020	3.46	3.72	48,814
2019	2.71	3.46	49,844
2018	2.99	2.71	50,319
2017	2.50	2.99	63,232
2016	2.27	2.50	70,879
2015	2.29	2.27	78,453
2014	2.08	2.29	78,744
2013	1.60	2.08	80,462
2012	1.40	1.60	100,558
Russell Sustainable Equity Fund S Class – 06-744
Band 125
2021	$3.88	$4.81	890
2020	3.46	3.88	859
2019	2.74	3.46	785
2018	2.84	2.74	705
2017	2.43	2.84	534
2016	2.23	2.43	397
2015	2.21	2.23	399
2014	1.99	2.21	336
2013	1.54	1.99	256
2012	1.40	1.54	173

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell U.S. Small Cap Equity Fund R6 Class – 06-GCM
Band 125
2021	$1.31	$1.63	59,049
2020	1.17	1.31	45,080
2019	0.96	1.17	50,855
Russell U.S. Small Cap Equity Fund S Class – 06-749
Band 125
2021	$3.85	$4.78	34,982
2020	3.45	3.85	36,996
2019	2.83	3.45	45,621
2018	3.26	2.83	124,574
2017	2.89	3.26	74,848
2016	2.40	2.89	47,273
2015	2.59	2.40	32,017
2014	2.53	2.59	18,246
2013	1.78	2.53	1,053
State Street Equity 500 Index Admin Class – 06-225
Band 125
2021	$97.19	$123.16	1,775,285
2020	83.29	97.19	2,428,870
2019	64.31	83.29	27,165,438
2018	68.24	64.31	32,330,992
2017	56.90	68.24	38,380,345
2016	51.56	56.90	40,651,147
2015	5.16	51.56	41,393,171
2014	4.61	5.16	42,333,699
2013	3.54	4.61	44,051,677
2012	3.09	3.54	43,175,593
Band 100
2021	$101.47	$128.91	–
2020	86.74	101.47	–
2019	66.81	86.74	3,422
2018	70.71	66.81	2,389
2017	58.82	70.71	1,895
2016	53.16	58.82	174
2015	5.31	53.16	30
Band 0
2021	$120.56	$154.70	78,730
2020	102.05	120.56	82,420
2019	77.82	102.05	1,499,288
2018	81.54	77.82	670,773
2017	67.15	81.54	1,549,429
2016	60.09	67.15	3,380,645
2015	5.94	60.09	3,320,283
2014	5.24	5.94	3,556,329
2013	3.97	5.24	3,208,346
2012	3.43	3.97	3,309,201

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
State Street Equity 500 Index R Class – 06-167
Band 125
2021	$32.18	$40.59	693,251
2020	27.70	32.18	737,525
2019	21.48	27.70	9,131,567
2018	22.90	21.48	10,477,822
2017	19.17	22.90	13,490,589
2016	17.45	19.17	14,267,457
2015	1.76	17.45	16,175,833
2014	1.58	1.76	17,135,779
2013	1.21	1.58	16,680,352
2012	1.07	1.21	14,331,536
Band 100
2021	$33.45	$42.31	136,504
2020	28.72	33.45	156,004
2019	22.22	28.72	1,814,119
2018	23.63	22.22	1,971,969
2017	19.73	23.63	2,689,129
2016	17.91	19.73	3,136,355
2015	1.80	17.91	2,800,122
2014	1.61	1.80	2,480,423
2013	1.24	1.61	66,889
2012	1.08	1.24	61,519
Band 50
2021	$36.16	$45.96	59,886
2020	30.89	36.16	66,286
2019	23.78	30.89	731,295
2018	25.17	23.78	758,199
2017	20.91	25.17	832,798
2016	18.89	20.91	880,964
2015	1.89	18.89	944,998
2014	1.68	1.89	996,916
2013	1.28	1.68	1,226,644
2012	1.12	1.28	1,174,782
Band 0
2021	$39.08	$49.93	–
2020	33.23	39.08	64,694
2019	25.45	33.23	831,468
2018	26.80	25.45	584,188
2017	22.15	26.80	664,772
2016	19.91	22.15	1,290,284
2015	1.98	19.91	1,021,489
2014	1.75	1.98	1,985,628
2013	1.33	1.75	1,934,741
2012	1.16	1.33	1,803,186
T Rowe Price Capital Appr I Class – 06-4GM
Band 125
2021	$1.14	$1.33	60,795
T Rowe Price Value I Class – 06-4GV
Band 125
2021	$1.07	$1.38	3,599,151

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Blue Chip Growth Fund I Class – 06-FFN
Band 125
2021	$2.30	$2.68	40,863,098
2020	1.73	2.30	27,093,175
2019	1.34	1.73	21,569,498
2018	1.33	1.34	9,590,745
2017	0.99	1.33	737,705
T. Rowe Price Blue Chip Growth Fund R Class – 06-720
Band 125
2021	$5.66	$6.54	2,797,684
2020	4.27	5.66	2,971,508
2019	3.35	4.27	2,904,981
2018	3.34	3.35	9,337,646
2017	2.49	3.34	8,603,557
2016	2.51	2.49	10,320,805
2015	2.30	2.51	2,639,516
2014	2.14	2.30	2,062,348
2013	1.54	2.14	1,785,029
2012	1.32	1.54	1,626,075
Band 100
2021	$5.91	$6.85	86,497
2020	4.45	5.91	102,341
2019	3.48	4.45	118,002
2018	3.46	3.48	148,533
2017	2.57	3.46	215,099
2016	2.59	2.57	249,190
2015	2.36	2.59	361,092
2014	2.20	2.36	280,633
2013	1.58	2.20	881
Band 0
2021	$7.02	$8.22	–
2020	5.24	7.02	–
2019	4.05	5.24	–
2018	3.99	4.05	124,766
2017	2.94	3.99	113,211
2016	2.93	2.94	153,587
2015	2.65	2.93	265,246
2014	2.44	2.65	174,048
2013	1.73	2.44	192,948
2012	1.47	1.73	188,368
T. Rowe Price Dividend Growth Fund I Class – 06-3W9
Band 125
2021	$1.29	$1.61	214,190
2020	1.15	1.29	283,879
T. Rowe Price Equity Income Fund I Class – 06-FFP
Band 125
2021	$1.28	$1.59	1,159,211
2020	1.28	1.28	135,007
2019	1.02	1.28	–
2018	1.14	1.02	23,925
2017	0.99	1.14	16,817

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Equity Income Fund R Class – 06-775
Band 125
2021	$3.15	$3.89	720,090
2020	3.17	3.15	723,947
2019	2.55	3.17	853,571
2018	2.86	2.55	1,024,026
2017	2.51	2.86	1,367,323
2016	2.14	2.51	1,844,929
2015	2.34	2.14	3,293,598
2014	2.21	2.34	6,847,846
2013	1.74	2.21	6,607,906
2012	1.51	1.74	5,766,382
Band 100
2021	$3.29	$4.07	584,174
2020	3.30	3.29	636,596
2019	2.65	3.30	770,615
2018	2.97	2.65	863,640
2017	2.60	2.97	1,114,890
2016	2.21	2.60	1,280,826
2015	2.40	2.21	1,222,787
2014	2.27	2.40	961,169
Band 50
2021	$3.59	$4.46	214,527
2020	3.58	3.59	221,331
2019	2.86	3.58	286,123
2018	3.19	2.86	297,947
2017	2.77	3.19	301,406
2016	2.35	2.77	405,972
2015	2.54	2.35	453,379
2014	2.39	2.54	562,308
2013	1.86	2.39	566,680
2012	1.60	1.86	520,495
Band 0
2021	$3.94	$4.92	–
2020	3.91	3.94	–
2019	3.10	3.91	–
2018	3.44	3.10	–
2017	2.98	3.44	–
2016	2.51	2.98	45,800
2015	2.71	2.51	252,800
2014	2.53	2.71	414,048
2013	1.96	2.53	497,889
2012	1.68	1.96	535,628

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Equity Income Portfolio – 06-580
Band 125
2021	$6.41	$7.95	4,903,249
2020	6.42	6.41	5,369,216
2019	5.14	6.42	6,110,758
2018	5.75	5.14	6,902,256
2017	5.02	5.75	8,551,263
2016	4.27	5.02	11,632,288
2015	4.64	4.27	19,149,313
2014	4.37	4.64	29,096,525
2013	3.41	4.37	29,973,089
2012	2.95	3.41	29,358,266
Band 0
2021	$8.85	$11.11	–
2020	8.74	8.85	–
2019	6.92	8.74	–
2018	7.64	6.92	–
2017	6.59	7.64	–
2016	5.53	6.59	–
2015	5.94	5.53	132,004
2014	5.53	5.94	123,617
2013	4.26	5.53	97,956
T. Rowe Price European Stock Fund – 06-755
Band 125
2021	$2.66	$3.02	6,246
2020	2.39	2.66	6,019
2019	1.91	2.39	5,274
2018	2.22	1.91	5,292
2017	1.78	2.22	129,459
2016	2.02	1.78	111,701
2015	2.03	2.02	136,796
2014	2.19	2.03	121,710
2013	1.63	2.19	142,585
2012	1.34	1.63	147,414
T. Rowe Price Financial Services Fund I Class – 06-GPC
Band 125
2021	$1.20	$1.64	42,294
2020	1.16	1.20	2,205
2019	0.90	1.16	695
T. Rowe Price Global Alloc I Class – 06-47W
Band 125
2021	$1.21	$1.30	95,545
2020	1.06	1.21	14,271

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Growth Stock Fund Advisor Class – 06-308
Band 125
2021	$3.84	$4.54	8,228,670
2020	2.85	3.84	23,247,470
2019	2.21	2.85	28,207,915
2018	2.27	2.21	34,269,842
2017	1.72	2.27	37,611,459
2016	1.72	1.72	38,619,648
2015	1.58	1.72	40,907,157
2014	1.47	1.58	44,030,473
2013	1.07	1.47	46,766,772
2012	0.92	1.07	48,546,763
Band 0
2021	$4.55	$5.45	23,486
2020	3.33	4.55	26,629
2019	2.56	3.33	25,199
2018	2.59	2.56	21,754
2017	1.94	2.59	17,196
2016	1.92	1.94	13,599
2015	1.74	1.92	439,758
2014	1.60	1.74	355,408
T. Rowe Price Growth Stock Fund I Class – 06-FFR
Band 125
2021	$2.25	$2.66	6,659,501
2020	1.66	2.25	4,452,925
2019	1.28	1.66	3,745,589
2018	1.31	1.28	3,473,224
2017	0.99	1.31	292,697
T. Rowe Price Growth Stock Fund R Class – 06-780
Band 125
2021	$6.33	$7.46	716,803
2020	4.70	6.33	942,890
2019	3.66	4.70	1,328,739
2018	3.76	3.66	1,723,343
2017	2.87	3.76	2,358,657
2016	2.88	2.87	2,941,417
2015	2.64	2.88	3,528,007
2014	2.47	2.64	3,501,500
2013	1.81	2.47	4,553,280
2012	1.54	1.81	4,264,277
Band 100
2021	$6.60	$7.81	540,452
2020	4.90	6.60	620,077
2019	3.80	4.90	652,121
2018	3.90	3.80	727,768
2017	2.96	3.90	769,177
2016	2.97	2.96	897,193
2015	2.72	2.97	853,849
2014	2.53	2.72	693,184
2013	1.85	2.53	146,065
2012	1.58	1.85	122,679

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2021	$7.20	$8.55	522
2020	5.31	7.20	38,920
2019	4.10	5.31	40,407
2018	4.19	4.10	43,159
2017	3.17	4.19	10,541
2016	3.15	3.17	14,404
2015	2.87	3.15	17,375
2014	2.67	2.87	22,528
2013	1.93	2.67	23,539
2012	1.64	1.93	24,109
Band 0
2021	$7.95	$9.49	–
2020	5.83	7.95	–
2019	4.48	5.83	–
2018	4.55	4.48	–
2017	3.42	4.55	–
2016	3.39	3.42	12,869
2015	3.08	3.39	9,352
2014	2.84	3.08	158,772
2013	2.05	2.84	147,777
2012	1.73	2.05	161,642
T. Rowe Price Health Science I Class – 06-4GC
Band 125
2021	$1.27	$1.42	204,661
2020	1.00 (01/24/20)	1.27	187,221
T. Rowe Price Ret 2065 Adv Class – 06-63R
Band 125
2021	$1.00 (09/23/21)	$1.01	5,982
T. Rowe Price Ret 2065 Inst Class – 06-64G
Band 125
2021	$1.00 (09/23/21)	$1.01	34,508
T. Rowe Price Ret 2065 R Class – 06-63W
Band 125
2021	$1.00 (09/23/21)	$1.01	1,526
T. Rowe Price International Stock Fund R Class – 06-715
Band 125
2021	$2.62	$2.61	69,644
2020	2.32	2.62	125,388
2019	1.85	2.32	76,791
2018	2.19	1.85	66,254
2017	1.74	2.19	69,645
2016	1.73	1.74	67,137
2015	1.78	1.73	158,978
2014	1.83	1.78	260,858
2013	1.63	1.83	360,682
2012	1.40	1.63	309,233

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.73	$2.73	51,223
2020	2.42	2.73	66,761
2019	1.92	2.42	68,770
2018	2.27	1.92	72,320
2017	1.80	2.27	74,983
2016	1.79	1.80	94,083
2015	1.83	1.79	106,967
2014	1.88	1.83	108,530
2013	1.67	1.88	327
T. Rowe Price International Value Equity Fund Advisor Class – 06-309
Band 125
2021	$0.94	$1.05	330,899
2020	0.94	0.94	370,022
2019	0.79	0.94	623,175
2018	0.98	0.79	6,558,229
2017	0.83	0.98	11,283,929
2016	0.83	0.83	12,687,016
2015	0.87	0.83	12,679,036
2014	0.94	0.87	12,502,774
2013	0.77	0.94	12,854,624
2012	0.68	0.77	12,882,601
T. Rowe Price International Value Equity Fund I Class – 06-FFT
Band 125
2021	$1.16	$1.30	1,297,143
2020	1.16	1.16	1,314,689
2019	0.97	1.16	1,994,425
2018	1.20	0.97	925,596
T. Rowe Price International Value Equity Fund R Class – 06-795
Band 125
2021	$2.44	$2.70	173,454
2020	2.44	2.44	181,128
2019	2.06	2.44	304,503
2018	2.56	2.06	445,161
2017	2.16	2.56	564,030
2016	2.19	2.16	625,560
2015	2.30	2.19	650,419
2014	2.47	2.30	739,250
2013	2.04	2.47	974,711
2012	1.80	2.04	950,455
Band 100
2021	$2.55	$2.83	162,062
2020	2.54	2.55	159,965
2019	2.14	2.54	156,893
2018	2.66	2.14	164,762
2017	2.23	2.66	158,126
2016	2.26	2.23	189,191
2015	2.36	2.26	202,642
2014	2.53	2.36	203,466
2013	2.09	2.53	69,914
2012	1.84	2.09	58,259

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2021	$2.78	$3.10	1,025
2020	2.76	2.78	1,028
2019	2.31	2.76	663
2018	2.85	2.31	63
2017	2.39	2.85	63
2016	2.40	2.39	63
Band 0
2021	$3.08	$3.46	–
2020	3.05	3.08	–
2019	2.54	3.05	–
2018	3.12	2.54	6,948
2017	2.60	3.12	17,233
T. Rowe Price Mid-Cap Growth Fund I Class – 06-FFV
Band 125
2021	$1.87	$2.13	985,507
2020	1.52	1.87	1,000,335
2019	1.17	1.52	1,131,693
2018	1.21	1.17	781,020
T. Rowe Price Mid-Cap Growth Fund R Class – 06-790
Band 125
2021	$7.55	$8.53	306,495
2020	6.19	7.55	324,634
2019	4.79	6.19	453,006
2018	4.98	4.79	698,912
2017	4.06	4.98	1,083,800
2016	3.89	4.06	1,086,220
2015	3.71	3.89	1,512,796
2014	3.34	3.71	1,613,981
2013	2.48	3.34	1,439,843
2012	2.22	2.48	1,278,093
Band 0
2021	$9.47	$10.83	–
2020	7.67	9.47	9,413
2019	5.86	7.67	32,167
2018	6.01	5.86	33,218
2017	4.84	6.01	32,029
2016	4.58	4.84	106,842
2015	4.32	4.58	403,715
2014	3.84	4.32	406,143
2013	2.82	3.84	402,163
2012	2.48	2.82	385,526

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Mid-Cap Value Fund Advisor Class – 06-311
Band 125
2021	$2.18	$2.67	70,080
2020	2.01	2.18	129,626
2019	1.71	2.01	119,606
2018	1.94	1.71	300,046
2017	1.77	1.94	504,880
2016	1.44	1.77	685,096
2015	1.52	1.44	767,001
2014	1.39	1.52	797,900
2013	1.07	1.39	789,040
2012	0.91	1.07	716,476
Band 0
2021	$2.58	$3.21	–
2020	2.36	2.58	–
2019	1.98	2.36	–
2018	2.22	1.98	–
2017	1.99	2.22	–
2016	1.61	1.99	–
2015	1.67	1.61	1,054,893
2014	1.51	1.67	1,101,048
2013	1.15	1.51	1,075,942
2012	0.97	1.15	917,609
T. Rowe Price Mid-Cap Value Fund I Class – 06-FFW
Band 125
2021	$1.23	$1.51	234,356
2020	1.13	1.23	172,441
2019	0.96	1.13	150,760
T. Rowe Price Mid-Cap Value Fund R Class – 06-785
Band 125
2021	$4.78	$5.85	58,146
2020	4.43	4.78	81,586
2019	3.77	4.43	83,322
2018	4.29	3.77	107,933
2017	3.91	4.29	129,221
2016	3.20	3.91	368,017
2015	3.37	3.20	349,832
2014	3.10	3.37	655,643
2013	2.40	3.10	919,601
2012	2.04	2.40	950,064
Band 0
2021	$6.02	$7.46	–
2020	5.51	6.02	–
2019	4.63	5.51	34,081
2018	5.20	4.63	33,018
2017	4.68	5.20	28,522
2016	3.79	4.68	27,303
2015	3.94	3.79	26,484
2014	3.58	3.94	35,308
2013	2.73	3.58	32,199
2012	2.30	2.73	17,538

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price New Horizons Fund IS Class – 06-3XK
Band 125
2021	$1.74	$1.88	289
T. Rowe Price Overseas Stock Fund I Class – 06-3RR
Band 125
2021	$1.25	$1.39	15,728
T. Rowe Price Real Estate Fund I Class – 06-GFP
Band 125
2021	$0.98	$1.43	–
2020	1.12	0.98	158,756
2019	0.93	1.12	213,545
2018	1.03	0.93	140,146
2017	1.00 (07/21/17)	1.03	373,320
T. Rowe Price Retirement 2005 Fund Advisor Class – 06-573
Band 125
2021	$1.58	$1.69	274,431
2020	1.44	1.58	101,144
2019	1.28	1.44	325,009
2018	1.34	1.28	759,090
2017	1.23	1.34	787,617
2016	1.17	1.23	856,466
2015	1.19	1.17	730,960
2014	1.16	1.19	540,138
2013	1.07	1.16	389,774
2012	1.00 (05/24/12)	1.07	1,435
T. Rowe Price Retirement 2005 Fund I Class – 06-GCN
Band 125
2021	$1.24	$1.33	331,185
2020	1.13	1.24	330,561
2019	0.99	1.13	243,514
2018	1.04	0.99	65,357
2017	1.00 (06/22/17)	1.04	73,778
T. Rowe Price Retirement 2005 Fund R Class – 06-576
Band 125
2021	$1.55	$1.64	244,338
2020	1.42	1.55	229,059
2019	1.25	1.42	287,479
2018	1.32	1.25	448,343
2017	1.21	1.32	1,326,739
2016	1.16	1.21	1,087,165
2015	1.18	1.16	866,140
2014	1.15	1.18	604,661
2013	1.07	1.15	808,479
2012	1.00 (05/24/12)	1.07	351,458
Band 0
2021	$1.73	$1.85	–
2020	1.56	1.73	–
2019	1.36	1.56	–
2018	1.41	1.36	–
2017	1.28	1.41	–
2016	1.21	1.28	176,225
2015	1.22	1.21	196,086

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2010 Fund Advisor Class – 06-574
Band 125
2021	$1.67	$1.79	513,862
2020	1.51	1.67	713,959
2019	1.32	1.51	1,393,076
2018	1.39	1.32	1,633,361
2017	1.27	1.39	2,088,853
2016	1.20	1.27	2,750,866
2015	1.23	1.20	2,513,493
2014	1.19	1.23	2,607,294
2013	1.08	1.19	1,464,609
2012	1.00 (05/24/12)	1.08	106,998
T. Rowe Price Retirement 2010 Fund I Class – 06-GCP
Band 125
2021	$1.26	$1.36	542,874
2020	1.14	1.26	346,737
2019	0.99	1.14	192,162
2018	1.04	0.99	1,269,219
2017	1.00 (06/22/17)	1.04	106,893
T. Rowe Price Retirement 2010 Fund R Class – 06-579
Band 125
2021	$1.63	$1.75	618,468
2020	1.48	1.63	660,747
2019	1.30	1.48	817,366
2018	1.37	1.30	838,812
2017	1.25	1.37	1,139,910
2016	1.19	1.25	1,003,123
2015	1.22	1.19	1,397,386
2014	1.18	1.22	2,866,496
2013	1.08	1.18	1,709,592
2012	1.00 (05/24/12)	1.08	171,257
Band 0
2021	$1.82	$1.97	–
2020	1.63	1.82	–
2019	1.41	1.63	–
2018	1.47	1.41	140,598
2017	1.33	1.47	168,213
2016	1.24	1.33	280,498
2015	1.26	1.24	172,442
2014	1.21	1.26	153,259
2013	1.08	1.21	120,945
T. Rowe Price Retirement 2015 Fund Advisor Class – 06-774
Band 125
2021	$1.88	$2.03	2,007,252
2020	1.70	1.88	2,750,513
2019	1.47	1.70	5,636,584
2018	1.56	1.47	7,993,349
2017	1.39	1.56	8,992,881
2016	1.32	1.39	9,560,822
2015	1.34	1.32	9,378,424
2014	1.30	1.34	9,721,130
2013	1.14	1.30	8,331,555
2012	1.02	1.14	3,257,875

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2015 Fund I Class – 06-FFY
Band 125
2021	$1.37	$1.48	3,323,633
2020	1.23	1.37	4,142,938
2019	1.06	1.23	2,679,975
2018	1.12	1.06	2,455,117
2017	1.00	1.12	939,861
T. Rowe Price Retirement 2015 Fund R Class – 06-776
Band 125
2021	$1.84	$1.98	1,014,318
2020	1.66	1.84	1,094,566
2019	1.44	1.66	1,446,279
2018	1.53	1.44	1,953,734
2017	1.37	1.53	4,608,743
2016	1.30	1.37	7,077,042
2015	1.33	1.30	7,628,027
2014	1.29	1.33	8,057,807
2013	1.14	1.29	6,917,816
2012	1.02	1.14	3,983,612
Band 0
2021	$2.09	$2.27	–
2020	1.86	2.09	–
2019	1.59	1.86	91,748
2018	1.67	1.59	151,076
2017	1.48	1.67	197,270
2016	1.39	1.48	740,459
2015	1.40	1.39	935,086
2014	1.34	1.40	629,470
2013	1.17	1.34	619,126
2012	1.03	1.17	146,187
T. Rowe Price Retirement 2020 Fund Advisor Class – 06-777
Band 125
2021	$2.03	$2.21	3,510,255
2020	1.82	2.03	5,192,859
2019	1.55	1.82	9,493,452
2018	1.65	1.55	18,641,764
2017	1.45	1.65	15,531,586
2016	1.37	1.45	17,417,232
2015	1.40	1.37	15,331,818
2014	1.34	1.40	14,299,605
2013	1.15	1.34	7,844,849
2012	1.02	1.15	2,877,567
T. Rowe Price Retirement 2020 Fund I Class – 06-FGF
Band 125
2021	$1.41	$1.55	9,068,336
2020	1.26	1.41	10,353,560
2019	1.07	1.26	9,609,766
2018	1.14	1.07	3,679,879
2017	1.00	1.14	1,371,471

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2020 Fund R Class – 06-778
Band 125
2021	$1.98	$2.15	4,719,916
2020	1.78	1.98	5,266,666
2019	1.52	1.78	7,104,981
2018	1.62	1.52	9,372,922
2017	1.43	1.62	13,017,720
2016	1.35	1.43	15,601,502
2015	1.38	1.35	14,425,903
2014	1.33	1.38	15,202,243
2013	1.15	1.33	10,175,603
2012	1.01	1.15	7,204,662
Band 100
2021	$2.03	$2.21	32,340
2020	1.82	2.03	25,343
2019	1.55	1.82	17,431
2018	1.65	1.55	16,945
2017	1.45	1.65	4,084
2016	1.37	1.45	3,157
2015	1.40	1.37	286
2014	1.34	1.40	5,642
Band 50
2021	$2.13	$2.33	–
2020	1.90	2.13	–
2019	1.61	1.90	–
2018	1.71	1.61	–
2017	1.49	1.71	–
2016	1.41	1.49	–
2015	1.42	1.41	1,653
2014	1.36	1.42	1,667
Band 0
2021	$2.25	$2.47	–
2020	1.99	2.25	–
2019	1.68	1.99	202,621
2018	1.78	1.68	440,884
2017	1.54	1.78	712,707
2016	1.44	1.54	1,550,012
2015	1.45	1.44	2,663,290
2014	1.38	1.45	2,057,269
2013	1.18	1.38	1,858,071
2012	1.03	1.18	648,559
T. Rowe Price Retirement 2025 Fund Advisor Class – 06-779
Band 125
2021	$2.17	$2.39	6,057,700
2020	1.92	2.17	8,373,189
2019	1.61	1.92	14,964,840
2018	1.73	1.61	18,214,401
2017	1.50	1.73	16,937,721
2016	1.41	1.50	16,458,524
2015	1.44	1.41	12,483,115
2014	1.38	1.44	9,386,733
2013	1.16	1.38	5,454,640
2012	1.01	1.16	1,350,066

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2025 Fund I Class – 06-FGG
Band 125
2021	$1.46	$1.62	16,591,505
2020	1.29	1.46	17,652,329
2019	1.08	1.29	13,253,029
2018	1.16	1.08	7,213,009
2017	0.99	1.16	3,367,603
T. Rowe Price Retirement 2025 Fund R Class – 06-781
Band 125
2021	$2.12	$2.33	5,239,005
2020	1.88	2.12	5,731,112
2019	1.58	1.88	6,470,696
2018	1.70	1.58	7,818,099
2017	1.47	1.70	10,557,451
2016	1.39	1.47	10,675,844
2015	1.42	1.39	11,246,369
2014	1.37	1.42	10,905,829
2013	1.15	1.37	6,758,188
2012	1.01	1.15	3,701,813
Band 0
2021	$2.40	$2.68	–
2020	2.11	2.40	–
2019	1.75	2.11	372,187
2018	1.86	1.75	906,590
2017	1.59	1.86	985,467
2016	1.49	1.59	2,227,235
2015	1.50	1.49	999,975
2014	1.42	1.50	970,088
2013	1.18	1.42	866,337
2012	1.03	1.18	199,170
T. Rowe Price Retirement 2030 Fund Advisor Class – 06-782
Band 125
2021	$2.31	$2.58	8,081,759
2020	2.02	2.31	8,630,571
2019	1.67	2.02	11,978,335
2018	1.81	1.67	16,316,962
2017	1.54	1.81	14,480,747
2016	1.45	1.54	14,381,402
2015	1.47	1.45	11,283,232
2014	1.41	1.47	13,430,292
2013	1.16	1.41	7,746,837
2012	1.01	1.16	3,745,681
T. Rowe Price Retirement 2030 Fund I Class – 06-FGH
Band 125
2021	$1.51	$1.69	18,542,988
2020	1.32	1.51	17,388,725
2019	1.09	1.32	13,799,628
2018	1.17	1.09	5,708,329
2017	0.99	1.17	2,574,618

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2030 Fund R Class – 06-783
Band 125
2021	$2.25	$2.51	5,493,094
2020	1.97	2.25	5,741,592
2019	1.64	1.97	6,787,161
2018	1.78	1.64	7,931,340
2017	1.52	1.78	10,275,858
2016	1.43	1.52	11,558,570
2015	1.46	1.43	13,028,435
2014	1.40	1.46	11,230,640
2013	1.16	1.40	6,522,510
2012	1.01	1.16	4,801,793
Band 0
2021	$2.55	$2.88	–
2020	2.21	2.55	–
2019	1.82	2.21	228,106
2018	1.95	1.82	373,230
2017	1.64	1.95	409,190
2016	1.53	1.64	1,334,410
2015	1.54	1.53	1,107,780
2014	1.46	1.54	857,127
2013	1.19	1.46	823,476
2012	1.02	1.19	281,713
T. Rowe Price Retirement 2035 Fund Advisor Class – 06-784
Band 125
2021	$2.41	$2.73	7,198,142
2020	2.09	2.41	6,687,226
2019	1.71	2.09	10,013,235
2018	1.87	1.71	15,807,762
2017	1.57	1.87	13,787,442
2016	1.48	1.57	11,323,775
2015	1.50	1.48	9,804,329
2014	1.43	1.50	7,622,141
2013	1.17	1.43	4,769,851
2012	1.01	1.17	1,621,685
T. Rowe Price Retirement 2035 Fund I Class – 06-FGJ
Band 125
2021	$1.55	$1.76	16,341,330
2020	1.34	1.55	15,202,296
2019	1.09	1.34	11,993,773
2018	1.19	1.09	2,893,059
2017	0.99	1.19	438,569
T. Rowe Price Retirement 2035 Fund R Class – 06-786
Band 125
2021	$2.35	$2.65	4,488,120
2020	2.04	2.35	4,863,686
2019	1.68	2.04	5,755,760
2018	1.84	1.68	5,943,826
2017	1.54	1.84	8,411,099
2016	1.46	1.54	9,251,393
2015	1.48	1.46	8,943,704
2014	1.42	1.48	8,088,041
2013	1.16	1.42	6,074,925
2012	1.01	1.16	3,233,079

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$2.67	$3.05	–
2020	2.29	2.67	–
2019	1.86	2.29	448,688
2018	2.01	1.86	821,372
2017	1.67	2.01	829,289
2016	1.56	1.67	2,181,345
2015	1.56	1.56	1,533,318
2014	1.48	1.56	1,358,333
2013	1.19	1.48	1,307,230
2012	1.02	1.19	223,028
T. Rowe Price Retirement 2040 Fund Advisor Class – 06-787
Band 125
2021	$2.49	$2.85	4,359,090
2020	2.14	2.49	5,038,330
2019	1.74	2.14	8,435,692
2018	1.90	1.74	12,746,105
2017	1.58	1.90	12,082,585
2016	1.49	1.58	10,731,335
2015	1.51	1.49	9,703,305
2014	1.45	1.51	9,567,448
2013	1.17	1.45	5,868,950
2012	1.01	1.17	2,107,760
T. Rowe Price Retirement 2040 Fund I Class – 06-FGK
Band 125
2021	$1.58	$1.82	16,169,182
2020	1.35	1.58	15,543,359
2019	1.10	1.35	11,599,461
2018	1.20	1.10	4,232,657
2017	0.99	1.20	1,019,544
T. Rowe Price Retirement 2040 Fund R Class – 06-789
Band 125
2021	$2.42	$2.77	3,510,469
2020	2.09	2.42	3,922,311
2019	1.70	2.09	4,303,569
2018	1.87	1.70	5,018,225
2017	1.56	1.87	6,449,616
2016	1.47	1.56	7,100,654
2015	1.50	1.47	7,231,254
2014	1.44	1.50	6,305,719
2013	1.16	1.44	4,662,353
2012	1.00	1.16	3,111,107
Band 0
2021	$2.75	$3.18	–
2020	2.34	2.75	–
2019	1.89	2.34	228,780
2018	2.05	1.89	1,375,213
2017	1.69	2.05	1,334,689
2016	1.57	1.69	3,068,317
2015	1.58	1.57	2,537,472
2014	1.49	1.58	1,823,812
2013	1.19	1.49	1,775,811
2012	1.02	1.19	177,950

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2045 Fund Advisor Class – 06-791
Band 125
2021	$2.51	$2.90	3,935,104
2020	2.15	2.51	4,478,912
2019	1.74	2.15	7,374,972
2018	1.91	1.74	9,970,864
2017	1.59	1.91	9,075,718
2016	1.49	1.59	7,549,502
2015	1.51	1.49	6,044,892
2014	1.45	1.51	4,427,753
2013	1.17	1.45	3,099,877
2012	1.01	1.17	637,869
T. Rowe Price Retirement 2045 Fund I Class – 06-FGM
Band 125
2021	$1.60	$1.85	13,780,813
2020	1.36	1.60	13,670,039
2019	1.10	1.36	9,914,630
2018	1.20	1.10	2,907,994
2017	0.99	1.20	591,026
T. Rowe Price Retirement 2045 Fund R Class – 06-792
Band 125
2021	$2.45	$2.82	2,737,411
2020	2.10	2.45	2,939,386
2019	1.71	2.10	3,541,551
2018	1.88	1.71	3,802,729
2017	1.56	1.88	4,641,449
2016	1.48	1.56	4,951,319
2015	1.50	1.48	5,808,554
2014	1.44	1.50	4,979,894
2013	1.16	1.44	3,340,787
2012	1.01	1.16	1,480,996
Band 0
2021	$2.78	$3.25	–
2020	2.36	2.78	–
2019	1.89	2.36	102,104
2018	2.06	1.89	291,776
2017	1.69	2.06	295,626
2016	1.57	1.69	971,051
2015	1.58	1.57	440,759
2014	1.50	1.58	327,625
2013	1.19	1.50	260,958
2012	1.02	1.19	98,531

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2050 Fund Advisor Class – 06-793
Band 125
2021	$2.51	$2.90	3,325,609
2020	2.15	2.51	3,735,269
2019	1.74	2.15	5,925,479
2018	1.91	1.74	7,231,913
2017	1.59	1.91	6,369,563
2016	1.49	1.59	5,489,294
2015	1.51	1.49	4,042,360
2014	1.45	1.51	2,702,975
2013	1.17	1.45	1,927,357
2012	1.01	1.17	365,394
T. Rowe Price Retirement 2050 Fund I Class – 06-FGN
Band 125
2021	$1.60	$1.85	12,614,288
2020	1.36	1.60	11,730,657
2019	1.10	1.36	8,071,666
2018	1.20	1.10	3,008,933
2017	0.99	1.20	461,592
T. Rowe Price Retirement 2050 Fund R Class – 06-794
Band 125
2021	$2.45	$2.83	2,384,810
2020	2.10	2.45	2,448,154
2019	1.71	2.10	2,785,740
2018	1.88	1.71	2,980,477
2017	1.56	1.88	3,497,411
2016	1.48	1.56	4,180,576
2015	1.50	1.48	4,563,519
2014	1.44	1.50	4,171,499
2013	1.16	1.44	2,596,029
2012	1.00	1.16	1,375,501
Band 0
2021	$2.78	$3.25	–
2020	2.36	2.78	–
2019	1.89	2.36	88,121
2018	2.05	1.89	272,737
2017	1.69	2.05	258,452
2016	1.57	1.69	720,167
2015	1.58	1.57	383,269
2014	1.49	1.58	252,982
2013	1.19	1.49	229,620
2012	1.02	1.19	92,022
T. Rowe Price Retirement 2055 Fund Advisor Class – 06-796
Band 125
2021	$2.51	$2.90	1,731,582
2020	2.15	2.51	1,913,370
2019	1.74	2.15	3,118,326
2018	1.91	1.74	3,861,947
2017	1.59	1.91	3,200,738
2016	1.49	1.59	2,396,506
2015	1.51	1.49	1,351,514
2014	1.45	1.51	713,365
2013	1.17	1.45	350,583
2012	1.01	1.17	31,245

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2055 Fund I Class – 06-FGP
Band 125
2021	$1.60	$1.85	6,790,098
2020	1.36	1.60	7,126,803
2019	1.10	1.36	4,853,568
2018	1.20	1.10	1,389,058
2017	0.99	1.20	61,407
T. Rowe Price Retirement 2055 Fund R Class – 06-797
Band 125
2021	$2.45	$2.82	1,090,322
2020	2.10	2.45	1,225,120
2019	1.71	2.10	1,593,259
2018	1.88	1.71	1,784,378
2017	1.56	1.88	1,704,751
2016	1.48	1.56	1,795,783
2015	1.50	1.48	2,134,497
2014	1.44	1.50	1,069,945
2013	1.16	1.44	465,338
2012	1.01	1.16	221,448
Band 0
2021	$2.78	$3.24	–
2020	2.36	2.78	–
2019	1.89	2.36	58,360
2018	2.06	1.89	152,215
2017	1.69	2.06	140,148
2016	1.58	1.69	238,810
2015	1.58	1.58	127,170
2014	1.50	1.58	74,735
2013	1.19	1.50	34,105
2012	1.02	1.19	7,650
T. Rowe Price Retirement 2060 Fund Advisor Class – 06-CMP
Band 125
2021	$1.70	$1.96	1,335,841
2020	1.45	1.70	917,765
2019	1.18	1.45	1,190,910
2018	1.29	1.18	845,440
2017	1.07	1.29	328,484
2016	1.00 (05/12/16)	1.07	42,929
T. Rowe Price Retirement 2060 Fund I Class – 06-FGR
Band 125
2021	$1.60	$1.85	2,744,730
2020	1.36	1.60	2,022,375
2019	1.10	1.36	876,328
2018	1.20	1.10	148,423
2017	0.99	1.20	1,086
T. Rowe Price Retirement 2060 Fund R Class – 06-CMR
Band 125
2021	$1.68	$1.93	703,539
2020	1.44	1.68	652,374
2019	1.17	1.44	437,203
2018	1.29	1.17	228,298
2017	1.07	1.29	152,683
2016	1.00 (05/12/16)	1.07	19,440

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.78	$2.08	–
2020	1.51	1.78	–
2019	1.21	1.51	4,067
2018	1.31	1.21	19,715
2017	1.08	1.31	7,630
2016	1.00 (05/12/16)	1.08	1,068
T. Rowe Price Retirement Balanced I Fund Advisor Class – 06-798
Band 125
2021	$1.61	$1.72	235,037
2020	1.47	1.61	375,939
2019	1.29	1.47	297,462
2018	1.36	1.29	1,553,236
2017	1.25	1.36	1,211,082
2016	1.19	1.25	1,606,880
2015	1.22	1.19	1,386,471
2014	1.19	1.22	1,555,492
2013	1.11	1.19	469,551
2012	1.02	1.11	90,739
T. Rowe Price Retirement Balanced I Fund I Class – 06-FFX
Band 125
2021	$1.31	$1.40	826,352
2020	1.19	1.31	870,286
2019	1.04	1.19	1,344,341
2018	1.09	1.04	37,866
2017	1.00	1.09	266,886
T. Rowe Price Retirement Balanced I Fund R Class – 06-799
Band 125
2021	$1.57	$1.68	821,638
2020	1.44	1.57	867,406
2019	1.27	1.44	909,409
2018	1.33	1.27	1,033,881
2017	1.23	1.33	1,085,566
2016	1.18	1.23	1,601,785
2015	1.20	1.18	2,499,417
2014	1.18	1.20	1,867,626
2013	1.10	1.18	1,289,725
2012	1.02	1.10	1,510,576
Band 0
2021	$1.79	$1.93	–
2020	1.61	1.79	–
2019	1.40	1.61	13,838
2018	1.46	1.40	13,085
2017	1.33	1.46	14,187
2016	1.25	1.33	9,119
2015	1.27	1.25	62,647
2014	1.23	1.27	63,875
2013	1.13	1.23	55,493
2012	1.03	1.13	49,622

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Templeton Foreign Fund A Class – 06-312
Band 125
2021	$1.08	$1.12	297,630
2020	1.10	1.08	581,040
2019	0.99	1.10	608,355
2018	1.18	0.99	1,276,030
2017	1.02	1.18	1,530,290
2016	0.93	1.02	1,198,000
2015	1.01	0.93	1,157,554
2014	1.15	1.01	1,149,901
2013	0.91	1.15	1,167,485
2012	0.78	0.91	993,434
Templeton Foreign Fund Advisor Class – 06-CNG
Band 125
2021	$1.20	$1.25	–
2020	1.22	1.20	–
2019	1.09	1.22	–
2018	1.30	1.09	3,721
2017	1.12	1.30	146,261
2016	1.00 (05/12/16)	1.12	220,797
Templeton Foreign Fund R Class – 06-920
Band 125
2021	$1.86	$1.93	99,864
2020	1.90	1.86	130,852
2019	1.71	1.90	181,242
2018	2.05	1.71	423,193
2017	1.77	2.05	426,153
2016	1.61	1.77	898,457
2015	1.76	1.61	1,046,442
2014	2.00	1.76	999,510
2013	1.60	2.00	868,408
2012	1.37	1.60	838,492
Band 100
2021	$1.94	$2.02	9,733
2020	1.98	1.94	9,921
2019	1.78	1.98	17,772
2018	2.12	1.78	17,262
2017	1.83	2.12	17,847
2016	1.66	1.83	28,863
2015	1.81	1.66	47,447
2014	2.06	1.81	48,861
Band 0
2021	$2.31	$2.42	–
2020	2.33	2.31	–
2019	2.07	2.33	–
2018	2.45	2.07	–
2017	2.09	2.45	–
2016	1.88	2.09	18,748
2015	2.03	1.88	15,671
2014	2.28	2.03	3,880
2013	1.80	2.28	3,387
2012	1.52	1.80	6,071

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Templeton Foreign Fund R6 Class – 06-GCR
Band 125
2021	$0.98	$1.02	68,795
2020	0.99	0.98	65,241
2019	0.89	0.99	61,278
2018	1.06	0.89	328,702
Templeton Global Bond Fund A Class – 06-886
Band 125
2021	$1.06	$1.00	828,402
2020	1.13	1.06	1,137,856
2019	1.13	1.13	1,454,925
2018	1.13	1.13	4,690,251
2017	1.12	1.13	11,279,866
2016	1.07	1.12	13,792,349
2015	1.13	1.07	17,016,372
2014	1.13	1.13	14,398,254
2013	1.12	1.13	7,684,082
2012	0.98	1.12	1,855,717
Band 0
2021	$1.21	$1.15	–
2020	1.26	1.21	–
2019	1.26	1.26	11,790
2018	1.24	1.26	25,859
2017	1.21	1.24	20,500
2016	1.14	1.21	237,414
2015	1.19	1.14	220,508
2014	1.17	1.19	218,576
2013	1.15	1.17	537,080
2012	0.99	1.15	757,860
Templeton Global Bond Fund Advisor Class – 06-CNH
Band 125
2021	$1.02	$0.96	3,169
2020	1.08	1.02	2,584,248
2019	1.08	1.08	1,831,866
2018	1.08	1.08	1,279,890
2017	1.07	1.08	1,170,125
2016	1.00 (05/12/16)	1.07	766,145
Templeton Global Bond Fund R Class – 06-887
Band 125
2021	$1.04	$0.97	139,303
2020	1.10	1.04	142,719
2019	1.11	1.10	138,334
2018	1.11	1.11	265,395
2017	1.10	1.11	456,104
2016	1.05	1.10	948,918
2015	1.12	1.05	995,448
2014	1.12	1.12	1,016,454
2013	1.11	1.12	601,508
2012	0.97	1.11	401,129

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.18	$1.11	–
2020	1.23	1.18	–
2019	1.23	1.23	–
2018	1.22	1.23	–
2017	1.19	1.22	–
2016	1.12	1.19	196,488
Templeton Global Bond Fund R6 Class – 06-FGT
Band 125
2021	$0.98	$0.92	383,067
2020	1.03	0.98	575,527
2019	1.04	1.03	2,528,702
2018	1.03	1.04	1,739,282
2017	1.02	1.03	161,670
Band 0
2021	$1.03	$0.98	–
2020	1.07	1.03	454,473
2019	1.06	1.07	588,851
2018	1.05	1.06	674,342
2017	1.02	1.05	550,437
Templeton Growth Fund A Class – 06-313
Band 125
2021	$1.17	$1.21	42,661
2020	1.12	1.17	76,855
2019	0.99	1.12	87,677
2018	1.17	0.99	383,223
2017	1.00	1.17	383,670
2016	0.93	1.00	543,659
2015	1.01	0.93	522,350
2014	1.04	1.01	1,012,488
2013	0.81	1.04	1,068,046
2012	0.68	0.81	897,281
Templeton Growth Fund Advisor Class – 06-CNJ
Band 125
2021	$1.32	$1.37	–
2020	1.26	1.32	–
2019	1.11	1.26	–
2018	1.31	1.11	–
2017	1.12	1.31	8,929
Templeton Growth Fund R Class – 06-925
Band 125
2021	$1.96	$2.03	95,129
2020	1.89	1.96	91,406
2019	1.67	1.89	101,675
2018	1.98	1.67	105,759
2017	1.71	1.98	168,618
2016	1.59	1.71	440,972
2015	1.72	1.59	643,922
2014	1.78	1.72	840,764
2013	1.39	1.78	774,450
2012	1.16	1.39	989,115

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.05	$2.13	3,552
2020	1.96	2.05	3,696
2019	1.73	1.96	3,696
2018	2.05	1.73	–
2017	1.76	2.05	–
2016	1.64	1.76	–
2015	1.77	1.64	31,780
2014	1.83	1.77	28,416
Band 0
2021	$2.44	$2.56	–
2020	2.31	2.44	–
2019	2.02	2.31	–
2018	2.37	2.02	–
2017	2.01	2.37	–
2016	1.85	2.01	55,356
2015	1.99	1.85	49,877
2014	2.03	1.99	55,057
2013	1.56	2.03	34,574
2012	1.29	1.56	12,329
Templeton International Bond Fund A Class – 06-CHN
Band 125
2021	$0.98	$0.90	830,894
2020	1.05	0.98	864,640
2019	1.04	1.05	814,428
The Hartford Balanced Income Fund R6 Class – 06-3P9
Band 125
2021	$1.22	$1.33	267,551
2020	1.15	1.22	136,516
The Hartford Dividend and Growth Fund R6 Class – 06-3NY
Band 125
2021	$1.25	$1.62	379,923
2020	1.17	1.25	62,400
The Hartford International Opportunities Fund R6 Class – 06-3F7
Band 125
2021	$1.24	$1.31	53,834
2020	1.04	1.24	51,637
2019	0.83	1.04	905,752
The Hartford MidCap Fund R3 Class – 06-39R
Band 125
2021	$1.36	$1.47	41,061
2020	1.11	1.36	37,777
2019	0.85	1.11	40,951
The Hartford MidCap Fund R4 Class – 06-39P
Band 125
2021	$1.37	$1.48	20,098
2020	1.12	1.37	16,335
2019	0.85	1.12	11,731
2018	1.00 (05/17/18)	0.85	8,139

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
The Hartford MidCap Fund R6 Class – 06-39T
Band 125
2021	$1.39	$1.51	743,480
2020	1.12	1.39	209,893
2019	0.86	1.12	266,720
2018	1.00 (05/17/18)	0.86	3,483
The Hartford Total Return Bond Fund R6 Class – 06-3P6
Band 125
2021	$1.19	$1.17	173,863
2020	1.10	1.19	219,879
The Hartford World Bond Fund R4 Class – 06-3YH
Band 125
2021	$1.00	$0.97	1,847,037
2020	1.00	1.00	19,598,714
2019	1.00 (06/27/19)	1.00	10,471,432
The Hartford World Bond Fund R6 Class – 06-3P7
Band 125
2021	$1.05	$1.03	5
2020	1.05	1.05	538,844
2019	1.02	1.05	474,525
Thornburg Core Growth Fund R3 Class – 06-985
Band 125
2021	$4.03	$3.80	160,742
2020	2.88	4.03	155,474
2019	2.27	2.88	265,694
2018	2.36	2.27	311,721
2017	1.93	2.36	363,715
2016	2.00	1.93	421,143
2015	1.98	2.00	430,280
2014	2.00	1.98	483,587
2013	1.42	2.00	599,833
2012	1.19	1.42	574,576
Band 100
2021	$4.19	$3.96	28,822
2020	2.99	4.19	40,011
2019	2.35	2.99	40,418
2018	2.44	2.35	41,725
2017	1.99	2.44	43,440
2016	2.06	1.99	69,192
2015	2.03	2.06	95,926
2014	2.05	2.03	113,860
2013	1.45	2.05	631
2012	1.21	1.45	635

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$4.92	$4.70	–
2020	3.48	4.92	–
2019	2.70	3.48	–
2018	2.78	2.70	–
2017	2.24	2.78	–
2016	2.30	2.24	22,202
2015	2.24	2.30	19,395
2014	2.24	2.24	20,476
2013	1.57	2.24	32,620
2012	1.30	1.57	11,160
Thornburg Core Growth Fund R5 Class – 06-314
Band 125
2021	$2.79	$2.65	340,427
2020	1.99	2.79	496,864
2019	1.56	1.99	647,285
2018	1.61	1.56	682,327
2017	1.31	1.61	774,107
2016	1.36	1.31	1,299,573
2015	1.33	1.36	1,410,294
2014	1.34	1.33	1,782,006
2013	0.95	1.34	1,523,962
2012	0.79	0.95	1,347,806
Thornburg International Value Fund R3 Class – 06-990
Band 125
2021	$2.42	$2.56	681,373
2020	2.00	2.42	622,718
2019	1.58	2.00	675,014
2018	2.00	1.58	764,934
2017	1.62	2.00	883,927
2016	1.69	1.62	1,122,745
2015	1.62	1.69	1,526,155
2014	1.74	1.62	2,281,988
2013	1.53	1.74	4,659,313
2012	1.35	1.53	5,856,046
Band 100
2021	$2.52	$2.67	102,236
2020	2.07	2.52	115,174
2019	1.63	2.07	146,839
2018	2.07	1.63	172,380
2017	1.67	2.07	199,638
2016	1.74	1.67	246,964
2015	1.66	1.74	262,531
2014	1.78	1.66	248,240
2013	1.56	1.78	34,378
2012	1.37	1.56	110,558

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2021	$2.73	$2.91	–
2020	2.24	2.73	–
2019	1.75	2.24	15
2018	2.21	1.75	18
2017	1.78	2.21	18
2016	1.84	1.78	18
2015	1.74	1.84	20
2014	1.86	1.74	24
2013	1.63	1.86	24
2012	1.42	1.63	1,134
Band 0
2021	$2.96	$3.17	–
2020	2.41	2.96	–
2019	1.88	2.41	–
2018	2.35	1.88	–
2017	1.89	2.35	–
2016	1.94	1.89	20,020
2015	1.83	1.94	128,245
2014	1.95	1.83	133,231
2013	1.69	1.95	176,041
2012	1.47	1.69	367,014
Thornburg International Value Fund R5 Class – 06-316
Band 125
2021	$1.54	$1.64	1,291,109
2020	1.28	1.54	329,054
2019	1.00	1.28	319,167
2018	1.27	1.00	394,233
2017	1.02	1.27	507,111
2016	1.06	1.02	633,056
2015	1.01	1.06	1,454,086
2014	1.08	1.01	2,973,293
2013	0.95	1.08	7,915,475
2012	0.83	0.95	15,109,730
Band 0
2021	$1.83	$1.97	–
2020	1.49	1.83	–
2019	1.16	1.49	–
2018	1.44	1.16	–
2017	1.15	1.44	–
2016	1.18	1.15	–
2015	1.11	1.18	918,299
2014	1.17	1.11	831,676
2013	1.02	1.17	901,167
2012	0.88	1.02	839,937
Thornburg International Value Fund R6 Class – 06-GPF
Band 125
2021	$1.24	$1.32	21,510
2020	1.03	1.24	270

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Thornburg Investment Income Builder Fund R3 Class – 06-987
Band 125
2021	$1.78	$2.10	148,457
2020	1.82	1.78	153,597
2019	1.57	1.82	157,016
2018	1.68	1.57	198,095
2017	1.48	1.68	418,043
2016	1.37	1.48	407,041
2015	1.48	1.37	492,883
2014	1.43	1.48	870,670
2013	1.25	1.43	417,784
2012	1.14	1.25	163,506
Band 100
2021	$1.83	$2.16	39,511
2020	1.87	1.83	39,885
2019	1.60	1.87	39,723
2018	1.71	1.60	36,883
2017	1.51	1.71	47,386
2016	1.39	1.51	54,242
2015	1.49	1.39	63,694
2014	1.45	1.49	48,590
Band 0
2021	$2.03	$2.43	–
2020	2.05	2.03	–
2019	1.75	2.05	–
2018	1.84	1.75	–
2017	1.61	1.84	–
2016	1.47	1.61	–
2015	1.56	1.47	27,859
2014	1.50	1.56	62,115
Thornburg Investment Income Builder Fund R5 Class – 06-986
Band 125
2021	$1.88	$2.23	93,663
2020	1.91	1.88	137,251
2019	1.64	1.91	266,195
2018	1.74	1.64	293,063
2017	1.53	1.74	368,672
2016	1.41	1.53	705,580
2015	1.51	1.41	743,338
2014	1.46	1.51	653,384
2013	1.27	1.46	192,771
2012	1.15	1.27	5,449
Thornburg Limited Term Income Fund R3 Class – 06-995
Band 125
2021	$1.52	$1.48	1,954,772
2020	1.43	1.52	2,084,682
2019	1.38	1.43	1,903,271
2018	1.39	1.38	6,060,345
2017	1.37	1.39	4,127,674
2016	1.35	1.37	3,828,799
2015	1.36	1.35	5,900,141
2014	1.33	1.36	11,883,438
2013	1.36	1.33	7,135,716
2012	1.28	1.36	5,362,683

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$1.58	$1.54	154,371
2020	1.49	1.58	156,369
2019	1.43	1.49	254,292
2018	1.43	1.43	252,625
2017	1.42	1.43	294,478
2016	1.39	1.42	425,482
2015	1.40	1.39	582,428
2014	1.37	1.40	469,944
2013	1.38	1.37	1,468
2012	1.30	1.38	1,170
Band 0
2021	$1.85	$1.83	–
2020	1.73	1.85	337,732
2019	1.64	1.73	441,334
2018	1.63	1.64	1,863,748
2017	1.60	1.63	346,306
2016	1.55	1.60	214,050
2015	1.54	1.55	824,281
2014	1.49	1.54	239,130
2013	1.50	1.49	271,393
2012	1.40	1.50	512,947
Thornburg Limited Term Income Fund R5 Class – 06-953
Band 125
2021	$1.13	$1.11	4,819,939
2020	1.06	1.13	11,337,048
2019	1.02	1.06	11,100,915
2018	1.02	1.02	17,731,261
2017	1.01	1.02	11,248,706
2016	0.99	1.01	6,293,258
2015	1.00 (02/03/15)	0.99	13,484,379
Thornburg Limited Term Income Fund R6 Class – 06-GCV
Band 125
2021	$1.12	$1.09	16,280,478
2020	1.05	1.12	10,085,739
2019	1.00	1.05	6,733,864
2018	1.00	1.00	3,553,706
2017	1.00 (06/22/17)	1.00	457,256
Band 75
2021	$1.14	$1.12	2,106
Thornburg Limited Term U.S. Government Fund R3 Class – 06-104
Band 125
2021	$1.22	$1.18	233,555
2020	1.19	1.22	423,141
2019	1.16	1.19	166,221
2018	1.17	1.16	178,297
2017	1.18	1.17	180,814
2016	1.18	1.18	190,066
2015	1.19	1.18	175,832
2014	1.18	1.19	192,398
2013	1.22	1.18	160,971
2012	1.21	1.22	177,746

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$1.27	$1.23	2,631
2020	1.23	1.27	2,767
2019	1.20	1.23	9,203
2018	1.21	1.20	9,330
2017	1.21	1.21	9,466
2016	1.21	1.21	66,636
2015	1.22	1.21	9,730
2014	1.21	1.22	3,597
Thornburg Strategic Income R6 Class – 06-4XJ
Band 125
2021	$1.00 (06/17/21)	$1.00	21,928,716
Thornburg Value Fund R3 Class – 06-109
Band 125
2021	$2.86	$3.21	93,699
2020	2.59	2.86	97,007
2019	2.03	2.59	99,417
2018	2.28	2.03	123,345
2017	1.87	2.28	145,075
2016	1.78	1.87	213,194
2015	1.74	1.78	295,032
2014	1.58	1.74	567,313
2013	1.15	1.58	587,938
2012	1.05	1.15	890,652
Band 100
2021	$2.97	$3.35	17,624
2020	2.68	2.97	17,625
2019	2.10	2.68	13,362
2018	2.35	2.10	18,470
2017	1.93	2.35	20,258
2016	1.83	1.93	31,835
2015	1.78	1.83	26,824
2014	1.61	1.78	21,564
Band 0
2021	$3.49	$3.97	–
2020	3.12	3.49	–
2019	2.42	3.12	–
2018	2.68	2.42	–
2017	2.17	2.68	–
2016	2.04	2.17	–
2015	1.97	2.04	22,162
2014	1.77	1.97	19,645
2013	1.27	1.77	17,136
2012	1.14	1.27	70,956
TIAA-CREF Bond Index Fund Institutional Class – 06-FGV
Band 125
2021	$1.15	$1.11	1,489,221
2020	1.08	1.15	599,127
2019	1.01	1.08	982,465
2018	1.02	1.01	629,622
2017	1.00	1.02	265,938

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Bond Index Fund Retirement Class – 06-434
Band 125
2021	$1.26	$1.22	1,403,449
2020	1.19	1.26	4,223,896
2019	1.12	1.19	1,542,988
2018	1.13	1.12	2,325,953
2017	1.11	1.13	4,322,973
2016	1.10	1.11	3,444,644
2015	1.11	1.10	2,437,282
2014	1.07	1.11	2,171,313
2013	1.11	1.07	1,253,237
2012	1.08	1.11	954,372
Band 0
2021	$1.44	$1.41	68,161
2020	1.34	1.44	64,580
2019	1.24	1.34	58,662
2018	1.25	1.24	48,963
2017	1.21	1.25	36,003
2016	1.18	1.21	25,329
2015	1.18	1.18	13,292
2014	1.12	1.18	295
TIAA-CREF Bond Plus Fund Institutional Class – 06-3F4
Band 125
2021	$1.16	$1.14	421,850
2020	1.09	1.16	524,671
2019	1.01	1.09	60,220
TIAA-CREF Bond Plus Fund Retirement Class – 06-939
Band 125
2021	$1.17	$1.15	259,688
2020	1.10	1.17	363,764
2019	1.02	1.10	389,686
2018	1.04	1.02	399,759
2017	1.01	1.04	548,114
2016	0.98	1.01	445,383
2015	1.00 (01/15/15)	0.98	104,699
TIAA-CREF Emerging Markets Equity Index Fund Retirement Class – 06-020
Band 125
2021	$1.51	$1.45	758,664
2020	1.31	1.51	821,919
2019	1.12	1.31	879,263
2018	1.33	1.12	1,202,774
2017	0.98	1.33	1,994,750
2016	0.90	0.98	1,705,956
2015	1.07	0.90	1,259,668
2014	1.12	1.07	578,823
2013	1.00 (06/20/13)	1.12	1,933

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Growth & Income Fund Institutional Class – 06-FGW
Band 125
2021	$1.71	$2.12	376,830
2020	1.44	1.71	–
2019	1.12	1.44	–
2018	1.22	1.12	–
2017	0.99	1.22	1,057
TIAA-CREF Growth & Income Fund Retirement Class – 06-433
Band 125
2021	$3.56	$4.40	221,817
2020	3.00	3.56	460,791
2019	2.34	3.00	443,469
2018	2.55	2.34	464,899
2017	2.09	2.55	1,245,190
2016	1.95	2.09	1,635,863
2015	1.92	1.95	1,838,509
2014	1.75	1.92	1,654,521
2013	1.32	1.75	2,074,721
2012	1.15	1.32	1,022,680
TIAA-CREF International Equity Index Fund Institutional Class – 06-FGX
Band 125
2021	$1.36	$1.49	5,197,788
2020	1.27	1.36	4,189,429
2019	1.06	1.27	4,926,978
2018	1.23	1.06	4,102,583
2017	1.00	1.23	819,378
Band 100
2021	$1.37	$1.51	32,625
2020	1.28	1.37	4,907
Band 75
2021	$1.39	$1.53	204,104
2020	1.29	1.39	234,705
2019	1.07	1.29	257,713
2018	1.24	1.07	226,411
TIAA-CREF International Equity Index Fund Retirement Class – 06-428
Band 125
2021	$1.62	$1.77	2,444,103
2020	1.52	1.62	5,327,439
2019	1.26	1.52	3,759,757
2018	1.48	1.26	3,989,477
2017	1.20	1.48	5,562,671
2016	1.20	1.20	4,946,204
2015	1.23	1.20	4,020,995
2014	1.32	1.23	2,931,563
2013	1.10	1.32	1,472,370
2012	0.94	1.10	1,067,233

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.86	$2.06	57,567
2020	1.72	1.86	41,837
2019	1.42	1.72	37,123
2018	1.64	1.42	31,480
2017	1.31	1.64	26,091
2016	1.30	1.31	14,159
2015	1.31	1.30	6,292
2014	1.39	1.31	80
TIAA-CREF Large-Cap Growth Fund Retirement Class – 06-942
Band 125
2021	$2.60	$2.99	479,517
2020	1.83	2.60	518,112
2019	1.42	1.83	535,649
2018	1.44	1.42	559,749
2017	1.09	1.44	458,812
2016	1.11	1.09	399,063
2015	1.00 (01/15/15)	1.11	88,431
TIAA-CREF Large-Cap Growth Index Fund Institutional Class – 06-FGY
Band 125
2021	$2.29	$2.88	8,812,587
2020	1.67	2.29	11,229,111
2019	1.24	1.67	14,717,788
2018	1.28	1.24	13,352,775
2017	1.00	1.28	4,426,122
Band 100
2021	$2.31	$2.92	22,021
2020	1.69	2.31	3,430
TIAA-CREF Large-Cap Growth Index Fund Retirement Class – 06-431
Band 125
2021	$4.91	$6.17	3,774,754
2020	3.60	4.91	4,845,390
2019	2.68	3.60	5,378,746
2018	2.77	2.68	5,414,801
2017	2.16	2.77	8,163,085
2016	2.05	2.16	7,586,152
2015	1.97	2.05	4,967,137
2014	1.77	1.97	3,883,466
2013	1.35	1.77	3,446,698
2012	1.19	1.35	2,867,188
TIAA-CREF Large-Cap Value Fund Retirement Class – 06-943
Band 125
2021	$1.39	$1.73	3,342
2020	1.36	1.39	482
2019	1.07	1.36	120,908
2018	1.27	1.07	230,852
2017	1.14	1.27	236,694
2016	0.98	1.14	123,733
2015	1.00 (01/15/15)	0.98	1,932

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Large-Cap Value Index Fund Institutional Class – 06-FHC
Band 125
2021	$1.28	$1.58	6,323,495
2020	1.26	1.28	6,605,629
2019	1.01	1.26	8,868,710
2018	1.12	1.01	8,281,772
2017	0.99	1.12	6,076,523
Band 100
2021	$1.29	$1.60	7,357
TIAA-CREF Large-Cap Value Index Fund Retirement Class – 06-429
Band 125
2021	$2.68	$3.30	2,129,545
2020	2.64	2.68	2,149,197
2019	2.12	2.64	2,194,297
2018	2.35	2.12	8,767,896
2017	2.10	2.35	10,345,262
2016	1.82	2.10	4,298,531
2015	1.92	1.82	2,826,342
2014	1.72	1.92	2,282,807
2013	1.32	1.72	1,878,279
2012	1.14	1.32	1,552,247
TIAA-CREF Lifecycle 2025 Fund Institutional Class – 06-36N
Band 125
2021	$1.23	$1.33	65,671
2020	1.10	1.23	51,808
TIAA-CREF Lifecycle 2030 Fund Institutional Class – 06-36P
Band 125
2021	$1.24	$1.37	470,295
2020	1.10	1.24	544,761
2019	0.92	1.10	396,050
2018	1.00 (04/26/18)	0.92	382,324
TIAA-CREF Lifecycle 2035 Fund Institutional Class – 06-36R
Band 125
2021	$1.26	$1.40	656,882
2020	1.10	1.26	616,260
2019	0.91	1.10	503,729
2018	1.00 (04/26/18)	0.91	458,559
TIAA-CREF Lifecycle 2040 Fund Institutional Class – 06-36T
Band 125
2021	$1.27	$1.43	447,640
2020	1.10	1.27	418,019
2019	0.90	1.10	333,172
2018	1.00 (04/26/18)	0.90	292,937
TIAA-CREF Lifecycle 2045 Fund Institutional Class – 06-36V
Band 125
2021	$1.28	$1.47	55,544
2020	1.10	1.28	46,727
2019	0.89	1.10	16,907
2018	1.00 (04/26/18)	0.89	358

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle 2050 Fund Institutional Class – 06-36W
Band 125
2021	$1.28	$1.47	135,594
2020	1.10	1.28	119,205
2019	0.89	1.10	37,573
2018	1.00 (04/26/18)	0.89	30,773
TIAA-CREF Lifecycle 2055 Fund Institutional Class – 06-37C
Band 125
2021	$1.28	$1.48	98,912
2020	1.11	1.28	88,616
TIAA-CREF Lifecycle 2060 Fund Institutional Class – 06-36Y
Band 125
2021	$1.29	$1.48	3,298
TIAA-CREF Lifecycle Idx 2065 Inst Class – 06-4XR
Band 125
2021	$1.00 (06/17/21)	$1.06	164,169
Band 75
2021	$1.00 (06/17/21)	$1.06	2,336
Band 0
2021	$1.00 (06/17/21)	$1.06	20,438
TIAA-CREF Lifecycle Idx 2065 R Class – 06-4XT
Band 125
2021	$1.00 (06/17/21)	$1.05	127,923
Band 0
2021	$1.00 (06/17/21)	$1.06	1,548
TIAA-CREF Lifecycle Index 2010 Fund Institutional Class – 06-FHF
Band 125
2021	$1.32	$1.40	4,043,809
2020	1.20	1.32	3,390,736
2019	1.05	1.20	4,788,490
2018	1.09	1.05	4,501,498
2017	1.00	1.09	1,423,831
Band 100
2021	$1.34	$1.42	1,319
Band 75
2021	$1.35	$1.43	438,035
2020	1.22	1.35	441,859
2019	1.06	1.22	462,692
2018	1.10	1.06	420,011
Band 0
2021	$1.39	$1.49	111,455
2020	1.24	1.39	306,044
2019	1.08	1.24	182,862
2018	1.11	1.08	456,908
2017	1.00	1.11	459,902

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle Index 2010 Fund Retirement Class – 06-032
Band 125
2021	$1.42	$1.50	3,692,176
2020	1.29	1.42	5,218,649
2019	1.13	1.29	5,101,666
2018	1.19	1.13	4,857,704
2017	1.08	1.19	8,910,172
2016	1.04	1.08	9,926,890
2015	1.06	1.04	6,503,068
2014	1.01	1.06	4,115,312
Band 0
2021	$1.56	$1.66	263,768
2020	1.39	1.56	242,099
2019	1.21	1.39	686,600
2018	1.25	1.21	605,281
2017	1.13	1.25	558,647
2016	1.07	1.13	662,197
2015	1.07	1.07	92,313
2014	1.01	1.07	20,236
TIAA-CREF Lifecycle Index 2015 Fund Institutional Class – 06-FHG
Band 125
2021	$1.35	$1.44	11,329,949
2020	1.22	1.35	12,365,248
2019	1.05	1.22	14,307,491
2018	1.10	1.05	13,615,633
2017	1.00	1.10	5,456,536
Band 75
2021	$1.38	$1.48	275,270
2020	1.23	1.38	342,089
2019	1.07	1.23	340,623
2018	1.11	1.07	399,431
Band 0
2021	$1.42	$1.53	1,754,668
2020	1.26	1.42	1,844,976
2019	1.08	1.26	2,157,266
2018	1.12	1.08	2,361,275
2017	1.00	1.12	2,619,706
TIAA-CREF Lifecycle Index 2015 Fund Retirement Class – 06-033
Band 125
2021	$1.46	$1.56	6,136,800
2020	1.32	1.46	9,477,507
2019	1.15	1.32	10,982,617
2018	1.21	1.15	11,546,726
2017	1.09	1.21	20,284,736
2016	1.04	1.09	21,336,125
2015	1.06	1.04	15,693,344
2014	1.01	1.06	9,793,971

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.60	$1.72	362,288
2020	1.43	1.60	382,462
2019	1.23	1.43	1,148,051
2018	1.27	1.23	1,349,988
2017	1.13	1.27	1,561,989
2016	1.07	1.13	1,690,225
2015	1.07	1.07	216,797
2014	1.01	1.07	46,822
TIAA-CREF Lifecycle Index 2020 Fund Institutional Class – 06-FHH
Band 125
2021	$1.38	$1.48	43,822,934
2020	1.24	1.38	42,833,794
2019	1.06	1.24	45,712,090
2018	1.12	1.06	44,016,497
2017	1.00	1.12	16,090,236
Band 75
2021	$1.41	$1.52	1,303,761
2020	1.26	1.41	1,454,548
2019	1.07	1.26	2,095,066
2018	1.12	1.07	2,261,273
Band 0
2021	$1.45	$1.58	7,937,863
2020	1.29	1.45	9,861,277
2019	1.09	1.29	12,306,498
2018	1.13	1.09	12,700,014
2017	1.00	1.13	14,867,133
TIAA-CREF Lifecycle Index 2020 Fund Retirement Class – 06-034
Band 125
2021	$1.51	$1.62	22,533,673
2020	1.36	1.51	31,834,866
2019	1.17	1.36	37,535,232
2018	1.23	1.17	33,073,191
2017	1.10	1.23	51,802,955
2016	1.05	1.10	54,560,898
2015	1.06	1.05	39,100,828
2014	1.01	1.06	20,341,665
Band 0
2021	$1.65	$1.79	1,025,597
2020	1.46	1.65	1,089,383
2019	1.24	1.46	5,142,850
2018	1.30	1.24	5,531,006
2017	1.14	1.30	6,272,772
2016	1.07	1.14	6,192,384
2015	1.08	1.07	329,052
2014	1.02	1.08	63,257

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle Index 2025 Fund Institutional Class – 06-FHJ
Band 125
2021	$1.42	$1.55	54,064,990
2020	1.26	1.42	50,141,305
2019	1.07	1.26	53,023,599
2018	1.13	1.07	44,244,016
2017	1.00	1.13	14,338,194
Band 75
2021	$1.45	$1.59	3,286,269
2020	1.28	1.45	3,052,764
2019	1.08	1.28	3,023,508
2018	1.14	1.08	2,947,658
Band 0
2021	$1.50	$1.65	11,836,218
2020	1.31	1.50	12,472,071
2019	1.10	1.31	12,530,626
2018	1.15	1.10	11,646,238
2017	1.00	1.15	11,523,554
TIAA-CREF Lifecycle Index 2025 Fund Retirement Class – 06-035
Band 125
2021	$1.57	$1.70	38,995,966
2020	1.40	1.57	46,883,345
2019	1.19	1.40	50,636,380
2018	1.26	1.19	46,118,754
2017	1.11	1.26	57,702,098
2016	1.05	1.11	53,160,383
2015	1.07	1.05	31,512,437
2014	1.02	1.07	16,444,515
Band 0
2021	$1.71	$1.88	943,671
2020	1.51	1.71	851,259
2019	1.26	1.51	6,879,426
2018	1.33	1.26	7,089,241
2017	1.15	1.33	6,815,783
2016	1.08	1.15	6,658,617
2015	1.08	1.08	240,826
2014	1.02	1.08	44,003
TIAA-CREF Lifecycle Index 2030 Fund Institutional Class – 06-FHK
Band 125
2021	$1.46	$1.61	63,665,007
2020	1.29	1.46	60,680,519
2019	1.08	1.29	55,451,260
2018	1.15	1.08	47,086,306
2017	0.99	1.15	14,100,162
Band 75
2021	$1.49	$1.66	2,068,977
2020	1.31	1.49	1,897,659
2019	1.09	1.31	2,021,202
2018	1.16	1.09	2,171,629

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.54	$1.72	12,740,383
2020	1.34	1.54	12,834,062
2019	1.11	1.34	13,155,904
2018	1.16	1.11	12,235,218
2017	1.00	1.16	11,411,839
TIAA-CREF Lifecycle Index 2030 Fund Retirement Class – 06-036
Band 125
2021	$1.63	$1.79	38,196,926
2020	1.44	1.63	41,204,206
2019	1.21	1.44	44,741,688
2018	1.29	1.21	37,042,254
2017	1.12	1.29	52,413,282
2016	1.05	1.12	47,649,107
2015	1.07	1.05	29,433,683
2014	1.02	1.07	16,053,227
Band 0
2021	$1.78	$1.98	1,640,163
2020	1.55	1.78	1,552,802
2019	1.29	1.55	6,973,480
2018	1.36	1.29	6,461,940
2017	1.16	1.36	5,608,971
2016	1.08	1.16	4,829,303
2015	1.09	1.08	244,744
2014	1.02	1.09	35,942
TIAA-CREF Lifecycle Index 2035 Fund Institutional Class – 06-FHM
Band 125
2021	$1.50	$1.68	54,553,046
2020	1.32	1.50	45,529,488
2019	1.09	1.32	44,405,970
2018	1.17	1.09	34,517,626
2017	0.99	1.17	8,029,058
Band 75
2021	$1.54	$1.73	2,725,421
2020	1.34	1.54	2,668,791
2019	1.10	1.34	2,593,523
2018	1.17	1.10	2,498,226
Band 0
2021	$1.58	$1.79	7,609,128
2020	1.37	1.58	7,459,301
2019	1.11	1.37	6,827,516
2018	1.18	1.11	6,148,915
2017	1.00	1.18	5,765,793

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle Index 2035 Fund Retirement Class – 06-037
Band 125
2021	$1.69	$1.88	32,335,892
2020	1.48	1.69	37,730,792
2019	1.22	1.48	39,440,147
2018	1.32	1.22	34,327,450
2017	1.13	1.32	44,581,005
2016	1.05	1.13	40,189,949
2015	1.08	1.05	21,022,037
2014	1.02	1.08	9,025,589
Band 0
2021	$1.84	$2.08	1,200,078
2020	1.60	1.84	1,126,523
2019	1.30	1.60	7,545,368
2018	1.39	1.30	7,036,898
2017	1.17	1.39	6,480,819
2016	1.08	1.17	5,374,989
2015	1.09	1.08	170,385
2014	1.02	1.09	28,731
TIAA-CREF Lifecycle Index 2040 Fund Institutional Class – 06-FHN
Band 125
2021	$1.54	$1.75	55,162,784
2020	1.34	1.54	49,105,319
2019	1.09	1.34	43,968,539
2018	1.18	1.09	33,800,396
2017	0.99	1.18	10,166,945
Band 75
2021	$1.57	$1.80	1,262,520
2020	1.36	1.57	1,196,948
2019	1.10	1.36	1,190,675
2018	1.19	1.10	1,172,877
Band 0
2021	$1.62	$1.87	7,867,761
2020	1.40	1.62	8,040,979
2019	1.12	1.40	7,880,176
2018	1.20	1.12	7,561,373
2017	0.99	1.20	7,178,202
TIAA-CREF Lifecycle Index 2040 Fund Retirement Class – 06-038
Band 125
2021	$1.74	$1.97	26,130,258
2020	1.52	1.74	30,960,912
2019	1.24	1.52	32,514,846
2018	1.34	1.24	29,066,225
2017	1.13	1.34	38,310,538
2016	1.05	1.13	32,831,272
2015	1.08	1.05	19,444,398
2014	1.02	1.08	8,245,580

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.90	$2.18	811,309
2020	1.64	1.90	670,517
2019	1.32	1.64	6,424,643
2018	1.41	1.32	6,431,351
2017	1.18	1.41	5,868,082
2016	1.08	1.18	5,019,572
2015	1.09	1.08	133,942
2014	1.03	1.09	23,628
TIAA-CREF Lifecycle Index 2045 Fund Institutional Class – 06-FHP
Band 125
2021	$1.57	$1.81	41,144,500
2020	1.36	1.57	35,984,051
2019	1.09	1.36	30,532,182
2018	1.19	1.09	22,573,963
2017	0.99	1.19	6,557,021
Band 75
2021	$1.60	$1.85	814,808
2020	1.38	1.60	774,384
2019	1.10	1.38	722,144
2018	1.20	1.10	695,914
Band 0
2021	$1.65	$1.93	5,092,671
2020	1.41	1.65	4,803,782
2019	1.12	1.41	5,218,275
2018	1.21	1.12	4,774,790
2017	0.99	1.21	3,965,836
TIAA-CREF Lifecycle Index 2045 Fund Retirement Class – 06-039
Band 125
2021	$1.77	$2.04	20,133,736
2020	1.54	1.77	24,124,991
2019	1.24	1.54	25,506,871
2018	1.35	1.24	22,740,864
2017	1.13	1.35	27,305,715
2016	1.05	1.13	21,727,626
2015	1.08	1.05	11,183,002
2014	1.02	1.08	4,758,267
Band 0
2021	$1.94	$2.26	581,982
2020	1.66	1.94	533,813
2019	1.32	1.66	5,430,828
2018	1.43	1.32	4,868,954
2017	1.18	1.43	4,297,539
2016	1.08	1.18	3,543,099
2015	1.09	1.08	85,300
2014	1.02	1.09	14,306

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle Index 2050 Fund Institutional Class – 06-FHR
Band 125
2021	$1.58	$1.82	34,763,082
2020	1.36	1.58	31,382,847
2019	1.09	1.36	26,112,989
2018	1.19	1.09	18,522,783
2017	0.99	1.19	5,015,394
Band 75
2021	$1.61	$1.87	390,594
2020	1.38	1.61	399,691
2019	1.11	1.38	359,621
2018	1.20	1.11	344,470
Band 0
2021	$1.66	$1.94	7,847,153
2020	1.42	1.66	7,847,273
2019	1.12	1.42	7,239,563
2018	1.21	1.12	6,519,884
2017	0.99	1.21	6,001,552
TIAA-CREF Lifecycle Index 2050 Fund Retirement Class – 06-040
Band 125
2021	$1.79	$2.06	21,057,899
2020	1.55	1.79	23,365,253
2019	1.25	1.55	23,536,393
2018	1.36	1.25	21,121,581
2017	1.14	1.36	22,956,330
2016	1.05	1.14	16,211,298
2015	1.08	1.05	8,692,706
2014	1.02	1.08	3,019,431
Band 0
2021	$1.95	$2.28	393,387
2020	1.67	1.95	323,460
2019	1.33	1.67	4,525,166
2018	1.43	1.33	3,990,419
2017	1.18	1.43	3,196,202
2016	1.08	1.18	2,412,374
2015	1.09	1.08	69,014
2014	1.03	1.09	12,081
TIAA-CREF Lifecycle Index 2055 Fund Institutional Class – 06-FHT
Band 125
2021	$1.58	$1.84	22,560,619
2020	1.37	1.58	19,322,940
2019	1.10	1.37	15,376,204
2018	1.19	1.10	10,115,332
2017	0.99	1.19	2,991,505
Band 75
2021	$1.62	$1.88	204,652
2020	1.39	1.62	217,595
2019	1.11	1.39	173,333
2018	1.20	1.11	156,067

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.67	$1.96	3,270,994
2020	1.42	1.67	3,087,930
2019	1.12	1.42	2,643,774
2018	1.21	1.12	2,150,667
2017	0.99	1.21	1,632,438
TIAA-CREF Lifecycle Index 2055 Fund Retirement Class – 06-041
Band 125
2021	$1.80	$2.08	12,612,564
2020	1.56	1.80	13,503,459
2019	1.25	1.56	12,172,345
2018	1.37	1.25	10,326,777
2017	1.14	1.37	10,517,811
2016	1.05	1.14	6,953,045
2015	1.08	1.05	2,991,093
2014	1.02	1.08	965,288
Band 0
2021	$1.96	$2.30	349,113
2020	1.68	1.96	322,996
2019	1.33	1.68	4,392,439
2018	1.44	1.33	3,756,154
2017	1.18	1.44	2,715,068
2016	1.08	1.18	1,663,303
2015	1.09	1.08	47,438
2014	1.02	1.09	4,078
TIAA-CREF Lifecycle Index 2060 Fund Institutional Class – 06-FHV
Band 125
2021	$1.59	$1.85	8,924,510
2020	1.37	1.59	6,249,724
2019	1.10	1.37	3,958,216
2018	1.20	1.10	1,921,037
2017	0.99	1.20	303,541
Band 100
2021	$1.60	$1.87	5,147
Band 75
2021	$1.62	$1.89	35,913
2020	1.39	1.62	30,176
2019	1.11	1.39	19,854
2018	1.20	1.11	13,236
Band 0
2021	$1.67	$1.97	1,296,088
2020	1.42	1.67	1,021,319
2019	1.13	1.42	794,736
2018	1.21	1.13	468,306
2017	0.99	1.21	416,756

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle Index 2060 Fund Retirement Class – 06-CMV
Band 125
2021	$1.72	$1.99	4,913,745
2020	1.49	1.72	4,295,940
2019	1.19	1.49	3,104,489
2018	1.30	1.19	1,770,718
2017	1.08	1.30	1,109,081
2016	1.00 (05/12/16)	1.08	159,420
Band 0
2021	$1.82	$2.14	175,615
2020	1.55	1.82	131,041
2019	1.23	1.55	1,710,716
2018	1.33	1.23	1,075,225
2017	1.09	1.33	451,362
2016	1.00 (05/12/16)	1.09	81,599
TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class – 06-FHW
Band 125
2021	$1.32	$1.40	4,467,247
2020	1.19	1.32	4,738,510
2019	1.05	1.19	4,707,392
2018	1.09	1.05	3,905,110
2017	1.00	1.09	1,109,081
Band 75
2021	$1.35	$1.43	28,756
2020	1.21	1.35	32,655
2019	1.06	1.21	38,388
2018	1.09	1.06	48,706
Band 0
2021	$1.39	$1.49	528,594
2020	1.24	1.39	738,159
2019	1.07	1.24	766,844
2018	1.10	1.07	794,198
2017	1.00	1.10	857,986
TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class – 06-042
Band 125
2021	$1.41	$1.49	2,538,115
2020	1.28	1.41	2,956,276
2019	1.12	1.28	3,965,592
2018	1.17	1.12	4,430,133
2017	1.08	1.17	6,219,504
2016	1.04	1.08	5,865,401
2015	1.05	1.04	3,194,317
2014	1.01	1.05	1,665,953
Band 0
2021	$1.54	$1.65	–
2020	1.38	1.54	–
2019	1.20	1.38	1,263,530
2018	1.23	1.20	1,311,703
2017	1.12	1.23	1,335,655
2016	1.06	1.12	1,550,697

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle Retirement Income Fund Inst Class – 06-36X
Band 125
2021	$1.20	$1.26	14,043
2020	1.09	1.20	24,231
TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class – 06-3CK
Band 125
2021	$1.27	$1.48	436,359
2020	1.08	1.27	399,208
2019	0.85	1.08	244,123
TIAA-CREF Lifestyle Conservative Fund Institutional Class – 06-3CG
Band 125
2021	$1.20	$1.26	510,435
2020	1.08	1.20	182,912
2019	0.95	1.08	163,646
TIAA-CREF Lifestyle Growth Fund Institutional Class – 06-3CJ
Band 125
2021	$1.26	$1.41	248,727
2020	1.08	1.26	152,812
TIAA-CREF Lifestyle Moderate Fund Institutional Class – 06-3CH
Band 125
2021	$1.24	$1.35	372,675
2020	1.09	1.24	81,796
TIAA-CREF Mid-Cap Growth Fund Retirement Class – 06-944
Band 125
2021	$2.16	$2.20	154,157
2020	1.51	2.16	155,570
2019	1.15	1.51	178,098
2018	1.27	1.15	475,164
2017	1.02	1.27	1,297,323
2016	1.02	1.02	1,590,919
2015	1.00 (01/15/15)	1.02	40,321
TIAA-CREF Real Estate Securities Fund Institutional Class – 06-3MH
Band 125
2021	$1.26	$1.74	279,296
2020	1.26	1.26	195,608
2019	0.98	1.26	57,421
TIAA-CREF Core Impact Bd Institutional Class – 06-GCW
Band 125
2021	$1.14	$1.11	914,618
2020	1.07	1.14	690,898
2019	0.99	1.07	605,943
2018	1.00	0.99	501,146
2017	1.00 (06/22/17)	1.00	43,048

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Core Impact Bd R Class – 06-CNK
Band 125
2021	$1.14	$1.11	201,394
2020	1.07	1.14	50,984
2019	1.00	1.07	602
2018	1.01	1.00	34,849
2017	0.98	1.01	1,875
2016	1.00 (05/12/16)	0.98	572
TIAA-CREF Social Choice Equity Fund Institutional Class – 06-GCX
Band 125
2021	$1.58	$1.97	2,509,573
2020	1.33	1.58	2,453,884
2019	1.02	1.33	3,785,364
2018	1.10	1.02	2,235,639
2017	1.00 (06/22/17)	1.10	182,986
TIAA-CREF Social Choice Equity Fund Retirement Class – 06-432
Band 125
2021	$3.42	$4.25	298,568
2020	2.88	3.42	400,161
2019	2.22	2.88	751,622
2018	2.39	2.22	1,195,655
2017	2.01	2.39	1,504,250
2016	1.79	2.01	1,610,837
2015	1.87	1.79	1,699,853
2014	1.70	1.87	1,207,433
2013	1.29	1.70	744,293
2012	1.15	1.29	506,680
TIAA-CREF Social Choice International Equity Fund Institutional Class – 06-GCY
Band 125
2021	$1.23	$1.35	130,654
2020	1.13	1.23	130,607
2019	0.93	1.13	146,469
2018	1.09	0.93	98,501
2017	1.00 (06/22/17)	1.09	6,550
Timothy Plan Conservative Growth Fund A Class – 06-339
Band 125
2021	$1.22	$1.30	196,228
2020	1.15	1.22	185,101
2019	1.01	1.15	178,968
2018	1.13	1.01	213,305
2017	1.06	1.13	183,115
2016	1.02	1.06	179,987
2015	1.07	1.02	156,954
2014	1.06	1.07	124,607
2013	0.98	1.06	108,499
2012	0.93	0.98	159,809

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Timothy Plan Strategic Growth Fund A Class – 06-341
Band 125
2021	$1.17	$1.30	55,689
2020	1.10	1.17	54,489
2019	0.94	1.10	62,619
2018	1.08	0.94	147,245
2017	0.98	1.08	153,792
2016	0.95	0.98	140,020
2015	1.01	0.95	126,142
2014	1.01	1.01	113,200
2013	0.87	1.01	105,444
2012	0.80	0.87	123,342
Touchstone Flexible Income Fund A Class – 06-703
Band 125
2021	$1.27	$1.29	46,074
2020	1.19	1.27	46,176
2019	1.11	1.19	46,283
2018	1.15	1.11	60,951
2017	1.09	1.15	178,006
2016	1.07	1.09	190,755
2015	1.06	1.07	221,888
2014	1.00	1.06	238,543
2013	1.01	1.00	224,067
2012	1.00 (09/07/12)	1.01	231,071
Band 100
2021	$1.30	$1.32	3,912
2020	1.22	1.30	4,097
2019	1.13	1.22	4,323
2018	1.16	1.13	4,562
2017	1.10	1.16	110,071
2016	1.08	1.10	112,535
2015	1.06	1.08	6,795
2014	1.00	1.06	5,868
Touchstone Focused Fund A Class – 06-619
Band 125
2021	$2.73	$3.41	172,795
2020	2.22	2.73	182,197
2019	1.77	2.22	191,565
2018	1.95	1.77	179,301
2017	1.73	1.95	142,381
2016	1.57	1.73	280,947
2015	1.54	1.57	326,719
2014	1.47	1.54	292,792
2013	1.07	1.47	337,730
2012	1.00 (04/12/12)	1.07	288,450

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$2.79	$3.49	106,318
2020	2.27	2.79	116,996
2019	1.80	2.27	148,209
2018	1.97	1.80	163,774
2017	1.75	1.97	257,127
2016	1.58	1.75	286,719
2015	1.55	1.58	357,744
2014	1.47	1.55	357,083
2013	1.07	1.47	841
Touchstone Focused Fund Y Class – 06-624
Band 125
2021	$2.80	$3.50	33,867
2020	2.27	2.80	32,147
2019	1.81	2.27	70,146
2018	1.98	1.81	73,580
2017	1.75	1.98	67,368
2016	1.59	1.75	68,348
2015	1.55	1.59	398,110
Touchstone Growth Opportunities Fund A Class – 06-699
Band 125
2021	$3.22	$3.90	51,885
2020	2.45	3.22	73,686
2019	1.75	2.45	80,296
2018	1.85	1.75	101,651
2017	1.47	1.85	99,118
2016	1.47	1.47	99,562
2015	1.53	1.47	106,127
2014	1.38	1.53	102,923
2013	1.01	1.38	117,328
2012	1.00 (09/07/12)	1.01	130,402
Band 100
2021	$3.29	$4.00	16,864
2020	2.50	3.29	16,864
2019	1.78	2.50	16,864
2018	1.88	1.78	40,732
2017	1.48	1.88	44,470
2016	1.49	1.48	48,515
2015	1.54	1.49	58,996
2014	1.39	1.54	40,556
Touchstone Mid Cap Growth Fund Institutional Class – 06-GPJ
Band 125
2021	$1.71	$1.97	2,356
2020	1.36	1.71	1,803
2019	0.97	1.36	1,066
2018	1.02	0.97	359

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Touchstone Sustainability and Impact Equity Fund A Class – 06-701
Band 125
2021	$2.05	$2.26	10,341
2020	1.81	2.05	10,155
2019	1.51	1.81	10,650
2018	1.70	1.51	10,655
2017	1.37	1.70	10,934
2016	1.32	1.37	13,426
2015	1.34	1.32	33,215
2014	1.23	1.34	12,811
2013	0.96	1.23	12,819
2012	1.00 (09/07/12)	0.96	12,448
Band 100
2021	$2.09	$2.32	7,626
2020	1.84	2.09	7,684
2019	1.54	1.84	7,733
2018	1.72	1.54	7,784
2017	1.38	1.72	7,960
2016	1.34	1.38	3,423
2015	1.35	1.34	2,012
2014	1.23	1.35	48,045
Touchstone Value Fund A Class – 06-702
Band 125
2021	$2.03	$2.50	15,387
2020	1.99	2.03	16,003
2019	1.61	1.99	17,016
2018	1.73	1.61	16,525
2017	1.53	1.73	495,899
2016	1.37	1.53	563,383
2015	1.42	1.37	758,382
2014	1.30	1.42	820,842
2013	1.00	1.30	356,371
2012	1.00 (09/07/12)	1.00	291,302
Band 100
2021	$2.07	$2.55	491
2020	2.03	2.07	491
2019	1.63	2.03	491
2018	1.75	1.63	492
2017	1.55	1.75	–
2016	1.39	1.55	–
2015	1.43	1.39	2,043
2014	1.30	1.43	15,028
USAA Intermediate Term Bond Fund R6 Class – 06-4NT
Band 125
2021	$1.02	$1.02	24,007

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard 500 Index Fund Admiral Class – 06-FHY
Band 125
2021	$1.72	$2.18	59,081,250
2020	1.47	1.72	50,816,161
2019	1.13	1.47	46,937,094
2018	1.20	1.13	43,376,272
2017	1.00	1.20	12,859,566
Band 0
2021	$1.81	$2.33	6,696,616
2020	1.53	1.81	6,691,533
2019	1.16	1.53	7,313,609
2018	1.22	1.16	7,915,290
2017	1.00	1.22	8,190,433
Vanguard Balanced Index Fund Admiral Class – 06-FJC
Band 125
2021	$1.49	$1.68	6,095,589
2020	1.29	1.49	7,349,163
2019	1.07	1.29	7,251,842
2018	1.12	1.07	4,485,250
2017	1.00	1.12	712,960
Band 100
2021	$1.50	$1.70	23,506
2020	1.30	1.50	4,013
Vanguard Developed Markets Index Fund Admiral Class – 06-FJF
Band 125
2021	$1.38	$1.52	6,818,798
2020	1.27	1.38	6,118,591
2019	1.05	1.27	4,940,474
2018	1.24	1.05	4,584,876
2017	1.00	1.24	2,659,013
Band 75
2021	$1.41	$1.56	56,947
2020	1.29	1.41	56,947
Vanguard Dividend Growth Fund Investor Shares Inv Class – 06-4CY
Band 125
2021	$1.16	$1.42	510,402
2020	1.04	1.16	77,822
Vanguard Emerging Markets Stock Index Fund Admiral Class – 06-FJG
Band 125
2021	$1.45	$1.44	1,362,765
2020	1.27	1.45	1,242,067
2019	1.07	1.27	1,509,061
2018	1.27	1.07	1,254,158
2017	0.98	1.27	672,668

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Energy Fund Admiral Class – 06-FJH
Band 125
2021	$0.63	$0.80	434,523
2020	0.92	0.63	527,888
2019	0.83	0.92	318,870
2018	1.01	0.83	284,094
2017	0.99	1.01	383,747
Vanguard Equity Income Fund Admiral Class – 06-FJJ
Band 125
2021	$1.38	$1.71	10,056,546
2020	1.36	1.38	8,110,572
2019	1.10	1.36	7,562,824
2018	1.18	1.10	9,468,134
2017	1.00	1.18	2,083,837
Vanguard European Stock Index Fund Inst Class – 06-4PP
Band 125
2021	$1.18	$1.36	29,415
Vanguard Explorer Fund Admiral Class – 06-FJK
Band 125
2021	$1.92	$2.21	6,397,830
2020	1.48	1.92	6,268,658
2019	1.14	1.48	6,075,585
2018	1.18	1.14	2,740,173
2017	0.97	1.18	1,596,055
Vanguard Extended Market Index Fund Admiral Class – 06-FJM
Band 125
2021	$1.69	$1.88	947,871
2020	1.29	1.69	790,998
2019	1.02	1.29	3,344,619
2018	1.14	1.02	3,404,694
2017	0.98	1.14	59,790
Vanguard Financials Idx Admiral Class – 06-4G7
Band 125
2021	$0.97	$1.29	52,838
2020	1.00 (01/24/20)	0.97	52,351
Vanguard FTSE All-World ex-US Index Fund Admiral Class – 06-3CC
Band 125
2021	$1.12	$1.19	16,305
2020	1.01	1.12	14,930
2019	0.85	1.01	7,616
Vanguard FTSE Social Index Fund Admiral Class – 06-3WM
Band 125
2021	$1.36	$1.72	682,212
2020	1.12	1.36	203,184
2019	1.00 (04/25/19)	1.12	114,630

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard GNMA Fund Admiral Class – 06-GFM
Band 125
2021	$1.07	$1.05	1,575,416
2020	1.04	1.07	1,404,268
2019	1.00	1.04	1,759,282
2018	1.00	1.00	1,746,025
2017	1.00 (07/21/17)	1.00	406,643
Vanguard Growth and Inc Adm Inst Class – 06-4MV
Band 125
2021	$1.22	$1.56	345,555
2020	1.00 (06/26/20)	1.22	88,608
Vanguard Growth Index Fund Admiral Class – 06-FJN
Band 125
2021	$2.25	$2.83	4,071,322
2020	1.62	2.25	3,197,574
2019	1.20	1.62	2,694,700
2018	1.26	1.20	2,518,797
2017	0.99	1.26	1,424,761
Vanguard Health Care Fund Admiral Class – 06-FJP
Band 125
2021	$1.63	$1.84	318,538
2020	1.46	1.63	393,954
2019	1.20	1.46	462,713
2018	1.20	1.20	493,117
2017	1.02	1.20	433,106
Vanguard High-Yield Corporate Fund Admiral Class – 06-FJR
Band 125
2021	$1.22	$1.25	2,670,637
2020	1.17	1.22	2,293,383
2019	1.02	1.17	2,040,213
2018	1.06	1.02	1,964,984
2017	1.01	1.06	1,659,104
Band 100
2021	$1.23	$1.26	9,417
Band 0
2021	$1.28	$1.33	589,758
2020	1.21	1.28	675,537
2019	1.05	1.21	1,002,716
2018	1.08	1.05	871,186
2017	1.01	1.08	684,490
Vanguard Inflation-Protected Securities Fund Admiral Class – 06-GFC
Band 125
2021	$1.15	$1.20	1,699,643
2020	1.05	1.15	1,083,633
2019	0.98	1.05	948,995
2018	1.01	0.98	355,006

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Info Tech Idx Admiral Class – 06-4G9
Band 125
2021	$1.35	$1.74	30,353
2020	1.00 (01/24/20)	1.35	24,500
Vanguard Instl Tgt Ret 2020 Inst Class – 06-4RR
Band 125
2021	$1.00 (02/19/21)	$1.05	3,125,827
Vanguard Instl Tgt Ret 2030 Inst Class – 06-4RV
Band 125
2021	$1.00 (02/19/21)	$1.07	2,356,170
Vanguard Instl Trgt Retire 2015 Instl Class – 06-4RP
Band 125
2021	$1.00 (02/19/21)	$1.03	1,069,058
Vanguard Instl Trgt Retire 2025 Instl Class – 06-4RT
Band 125
2021	$1.00 (02/19/21)	$1.06	2,956,823
Vanguard Instl Trgt Retire 2035 Instl Class – 06-4RW
Band 125
2021	$1.00 (02/19/21)	$1.08	3,926,165
Vanguard Instl Trgt Retire 2040 Instl Class – 06-4RX
Band 125
2021	$1.00 (02/19/21)	$1.09	5,196,187
Vanguard Instl Trgt Retire 2045 Instl Class – 06-4RY
Band 125
2021	$1.00 (02/19/21)	$1.10	4,603,167
Vanguard Instl Trgt Retire 2050 Instl Class – 06-4T3
Band 125
2021	$1.00 (02/19/21)	$1.10	3,542,939
Vanguard Instl Trgt Retire 2055 Instl Class – 06-4T4
Band 125
2021	$1.00 (02/19/21)	$1.10	2,003,034
Vanguard Instl Trgt Retire 2060 Instl Class – 06-4T6
Band 125
2021	$1.00 (02/19/21)	$1.10	704,830
Vanguard Instl Trgt Retire 2065 Instl Class – 06-4T7
Band 125
2021	$1.00 (02/19/21)	$1.10	23,459
Vanguard Instl Trgt Retire Inc Instl Class – 06-4T9
Band 125
2021	$1.00 (02/19/21)	$1.03	26,111
Vanguard Intermediate-Term Bond Index Fund Admiral Class – 06-FJT
Band 125
2021	$1.19	$1.15	5,805,251
2020	1.10	1.19	4,267,091
2019	1.01	1.10	3,094,287
2018	1.02	1.01	1,935,494
2017	1.00	1.02	882,070

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Intermediate-Term Investment-Grade Fund Admiral Class – 06-FJV
Band 125
2021	$1.20	$1.18	518,138
2020	1.10	1.20	370,458
2019	1.01	1.10	278,667
2018	1.03	1.01	340,067
2017	1.00	1.03	230,691
Vanguard Intermediate-Term Treasury Fund Admiral Class – 06-FJW
Band 125
2021	$1.12	$1.09	1,557,363
2020	1.05	1.12	1,818,570
2019	1.00	1.05	2,469,928
2018	1.00	1.00	1,064,197
2017	1.00	1.00	137,991
Vanguard Intermediate-Term Treasury Index Fund Admiral Class – 06-3C9
Band 125
2021	$1.15	$1.11	116,491
2020	1.08	1.15	96,772
2019	1.03	1.08	86,266
2018	1.00 (05/17/18)	1.03	74,050
Vanguard International Growth Fund Admiral Class – 06-3F6
Band 125
2021	$1.68	$1.65	15,556,450
2020	1.07	1.68	3,680,150
2019	0.82	1.07	1,796,697
2018	1.00 (06/21/18)	0.82	10,394
Vanguard Intl Value Inv Class – 06-4XG
Band 125
2021	$1.00 (06/17/21)	$0.96	242,413
Vanguard LifeStrategy Conservative Growth Fund Investor Class – 06-FJX
Band 125
2021	$1.32	$1.38	3,251,162
2020	1.20	1.32	3,008,213
2019	1.05	1.20	508,651
2018	1.09	1.05	334,517
2017	1.00	1.09	150,468
Vanguard LifeStrategy Growth Fund Investor Class – 06-FJY
Band 125
2021	$1.49	$1.69	7,393,691
2020	1.31	1.49	8,242,614
2019	1.08	1.31	2,370,494
2018	1.17	1.08	1,064,497
2017	1.00	1.17	339,546
Vanguard LifeStrategy Income Fund Investor Class – 06-FKC
Band 125
2021	$1.23	$1.24	521,710
2020	1.14	1.23	485,931
2019	1.03	1.14	8,239
2018	1.06	1.03	6,111
2017	1.00	1.06	5,896

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard LifeStrategy Moderate Growth Fund Investor Class – 06-FKF
Band 125
2021	$1.41	$1.53	10,486,948
2020	1.25	1.41	9,529,886
2019	1.06	1.25	5,350,699
2018	1.13	1.06	3,910,336
2017	1.00	1.13	1,396,024
Vanguard Long-Term Investment-Grade Fund Admiral Class – 06-GJY
Band 125
2021	$1.30	$1.25	115,872
2020	1.14	1.30	84,109
2019	0.95	1.14	88,026
Band 75
2021	$1.32	$1.28	4,421
Vanguard Materials Index Fund Admiral Class – 06-FKG
Band 125
2021	$1.38	$1.74	40,356
2020	1.17	1.38	16,980
2019	0.96	1.17	8,223
2018	1.18	0.96	3,681
2017	0.96	1.18	5,790
Vanguard Mid-Cap Growth Fund Investor Class – 06-FKH
Band 125
2021	$1.93	$2.10	1,565,160
2020	1.47	1.93	2,508,905
2019	1.13	1.47	4,769,032
2018	1.18	1.13	6,503,103
2017	0.98	1.18	5,289,853
Vanguard Mid-Cap Growth Index Fund Admiral Class – 06-3YP
Band 125
2021	$1.41	$1.67	1,643,169
2020	1.06	1.41	101,412
Vanguard Mid-Cap Index Fund Admiral Class – 06-FKJ
Band 125
2021	$1.56	$1.92	25,539,561
2020	1.34	1.56	28,312,996
2019	1.03	1.34	24,235,039
2018	1.15	1.03	14,522,039
2017	0.98	1.15	6,292,135
Band 0
2021	$1.64	$2.04	3,686,811
2020	1.39	1.64	4,210,666
2019	1.06	1.39	4,796,709
2018	1.17	1.06	4,947,717
2017	0.98	1.17	5,386,113

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Mid-Cap Value Index Fund Admiral Class – 06-3YN
Band 125
2021	$1.10	$1.39	1,281,136
2020	1.08	1.10	481,137
2019	1.00 (06/27/19)	1.08	145,337
Vanguard REIT Index Fund Admiral Class – 06-FKK
Band 125
2021	$1.17	$1.62	3,435,375
2020	1.24	1.17	2,929,099
2019	0.97	1.24	3,498,274
2018	1.05	0.97	1,714,663
2017	1.01	1.05	912,306
Vanguard Selected Value Fund Investor Class – 06-FKM
Band 125
2021	$1.23	$1.55	1,589,489
2020	1.17	1.23	2,727,099
2019	0.92	1.17	4,492,086
2018	1.16	0.92	6,142,100
2017	0.98	1.16	1,970,250
Band 75
2021	$1.25	$1.59	102,028
2020	1.19	1.25	96,003
2019	0.93	1.19	181,548
2018	1.16	0.93	168,371
Vanguard Short Term Federal Fund Investor Class – 06-305
Band 125
2021	$1.92	$1.89	197,314
2020	1.86	1.92	349,833
2019	1.81	1.86	278,632
2018	1.81	1.81	521,229
2017	1.82	1.81	646,949
2016	1.83	1.82	721,172
2015	1.83	1.83	1,371,210
2014	1.84	1.83	1,206,193
2013	1.87	1.84	1,455,147
2012	1.86	1.87	1,861,464
Vanguard Short-Term Inv Gr Adm Inst Class – 06-4N9
Band 125
2021	$1.01	$1.00	69,294
Vanguard Short-Term Treasury Fund Inst Class – 06-4PR
Band 125
2021	$1.00	$0.98	38,004
Vanguard Small-Cap Growth Index Fund Admiral Class – 06-FKP
Band 125
2021	$1.91	$1.99	4,875,159
2020	1.43	1.91	5,769,842
2019	1.09	1.43	7,263,196
2018	1.17	1.09	7,759,673
2017	0.97	1.17	5,404,455

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2021	$1.93	$2.02	3,821
Vanguard Small-Cap Index Fund Admiral Class – 06-FKR
Band 125
2021	$1.49	$1.73	19,729,922
2020	1.26	1.49	17,156,874
2019	1.00	1.26	16,740,993
2018	1.12	1.00	12,801,005
2017	0.98	1.12	4,709,707
Band 0
2021	$1.56	$1.84	1,378,097
2020	1.31	1.56	1,153,719
2019	1.03	1.31	1,327,890
2018	1.14	1.03	1,225,182
2017	0.98	1.14	1,239,308
Vanguard Small-Cap Value Index Fund Admiral Class – 06-FKN
Band 125
2021	$1.19	$1.50	2,537,295
2020	1.14	1.19	2,005,962
2019	0.94	1.14	2,267,816
2018	1.08	0.94	2,084,142
2017	0.98	1.08	560,914
Band 100
2021	$1.20	$1.52	5,984
2020	1.15	1.20	984
Vanguard Strategic Equity Inv Inv Class – 06-4MY
Band 125
2021	$1.31	$1.69	106,610
Vanguard Target Retirement 2015 Fund Investor Class – 06-FKV
Band 125
2021	$1.30	$1.36	985,884
2020	1.19	1.30	1,492,997
2019	1.05	1.19	1,489,673
2018	1.10	1.05	1,262,204
2017	1.00	1.10	514,363
Vanguard Target Retirement 2020 Fund Investor Class – 06-FKW
Band 125
2021	$1.37	$1.46	5,541,612
2020	1.23	1.37	8,566,917
2019	1.06	1.23	6,438,073
2018	1.12	1.06	4,456,050
2017	1.00	1.12	2,002,485
Vanguard Target Retirement 2025 Fund Investor Class – 06-FKX
Band 125
2021	$1.41	$1.53	9,478,003
2020	1.26	1.41	11,060,733
2019	1.07	1.26	8,854,661
2018	1.14	1.07	6,536,052
2017	1.00	1.14	3,503,169

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Target Retirement 2030 Fund Investor Class – 06-FKY
Band 125
2021	$1.45	$1.59	12,021,876
2020	1.28	1.45	11,984,294
2019	1.07	1.28	10,335,483
2018	1.16	1.07	8,090,540
2017	1.00	1.16	2,675,263
Vanguard Target Retirement 2035 Fund Investor Class – 06-FMC
Band 125
2021	$1.48	$1.65	7,868,711
2020	1.31	1.48	8,834,313
2019	1.08	1.31	5,851,261
2018	1.17	1.08	4,386,521
2017	0.99	1.17	2,011,083
Vanguard Target Retirement 2040 Fund Investor Class – 06-FMF
Band 125
2021	$1.51	$1.71	7,898,381
2020	1.33	1.51	8,333,149
2019	1.09	1.33	6,478,622
2018	1.19	1.09	5,479,772
2017	0.99	1.19	1,634,082
Vanguard Target Retirement 2045 Fund Investor Class – 06-FMG
Band 125
2021	$1.54	$1.76	5,862,872
2020	1.34	1.54	7,319,963
2019	1.08	1.34	4,588,280
2018	1.19	1.08	3,361,256
2017	0.99	1.19	1,086,929
Vanguard Target Retirement 2050 Fund Investor Class – 06-FMH
Band 125
2021	$1.54	$1.77	5,550,743
2020	1.34	1.54	5,683,990
2019	1.08	1.34	3,724,793
2018	1.19	1.08	2,553,853
2017	0.99	1.19	875,359
Vanguard Target Retirement 2055 Fund Investor Class – 06-FMJ
Band 125
2021	$1.54	$1.77	3,449,298
2020	1.34	1.54	3,417,316
2019	1.08	1.34	1,585,704
2018	1.19	1.08	1,693,385
2017	0.99	1.19	1,028,951
Vanguard Target Retirement 2060 Fund Investor Class – 06-FMK
Band 125
2021	$1.54	$1.77	1,202,936
2020	1.34	1.54	1,001,177
2019	1.08	1.34	621,601
2018	1.19	1.08	255,158
2017	0.99	1.19	72,958

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Target Retirement 2065 Fund Investor Class – 06-34V
Band 125
2021	$1.27	$1.46	335,423
2020	1.10	1.27	22,522
2019	0.89	1.10	5,436
2018	1.00 (03/15/18)	0.89	401
Vanguard Target Retirement Income Fund Investor Class – 06-FMM
Band 125
2021	$1.26	$1.31	1,036,032
2020	1.16	1.26	1,453,401
2019	1.04	1.16	1,291,148
2018	1.07	1.04	1,566,844
2017	1.00	1.07	1,207,268
Vanguard Total Bond Market Index Fund Admiral Class – 06-FMN
Band 125
2021	$1.15	$1.12	7,462,681
2020	1.08	1.15	7,051,495
2019	1.01	1.08	5,587,645
2018	1.02	1.01	6,397,233
2017	1.00	1.02	4,568,923
Band 100
2021	$1.17	$1.13	11,081
Band 0
2021	$1.21	$1.19	1,573,513
2020	1.13	1.21	1,620,537
2019	1.04	1.13	1,154,220
2018	1.04	1.04	965,137
2017	1.00	1.04	879,266
Vanguard Total International Bond Index Fund Admiral Class – 06-FMP
Band 125
2021	$1.14	$1.10	270,184
2020	1.10	1.14	92,330
2019	1.03	1.10	83,795
2018	1.02	1.03	99,619
2017	1.01	1.02	12,543
Vanguard Total International Stock Index Fund Admiral Class – 06-FMR
Band 125
2021	$1.39	$1.50	14,372,550
2020	1.27	1.39	9,561,371
2019	1.06	1.27	9,604,733
2018	1.25	1.06	5,506,280
2017	0.99	1.25	1,224,928
Band 0
2021	$1.47	$1.59	697,760
2020	1.32	1.47	683,882
2019	1.08	1.32	499,602
2018	1.27	1.08	310,343
2017	0.99	1.27	167,150

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Total Stock Market Index Fund Admiral Class – 06-FMT
Band 125
2021	$1.72	$2.13	5,517,267
2020	1.44	1.72	4,941,987
2019	1.11	1.44	5,372,973
2018	1.19	1.11	2,536,354
2017	0.99	1.19	1,063,135
Band 75
2021	$1.75	$2.19	1,272,925
2020	1.46	1.75	1,324,963
2019	1.13	1.46	1,499,137
2018	1.20	1.13	1,630,638
Vanguard U.S Growth Fund Admiral Class – 06-FMV
Band 125
2021	$2.64	$2.94	7,116,739
2020	1.69	2.64	1,625,789
2019	1.28	1.69	837,812
2018	1.29	1.28	603,290
2017	0.99	1.29	24,274
Vanguard Utilities Idx Adm Inst Class – 06-4N7
Band 125
2021	$1.14	$1.32	20,773
Vanguard Value Index Fund Admiral Class – 06-FMW
Band 125
2021	$1.35	$1.69	2,290,026
2020	1.34	1.35	1,762,207
2019	1.08	1.34	1,948,880
2018	1.15	1.08	1,481,742
2017	1.00	1.15	3,469
Band 100
2021	$1.37	$1.71	15,152
2020	1.35	1.37	2,357
Vanguard VIF Small Company Growth Portfolio – 06-119
Band 125
2021	$3.80	$4.29	7,900,923
2020	3.13	3.80	13,787,716
2019	2.47	3.13	14,355,208
2018	2.70	2.47	18,347,579
2017	2.21	2.70	18,574,504
2016	1.95	2.21	21,269,036
2015	2.03	1.95	21,300,346
2014	1.99	2.03	21,190,812
2013	1.37	1.99	21,045,628
2012	1.21	1.37	17,826,702

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$4.34	$4.96	104,436
2020	3.52	4.34	93,021
2019	2.75	3.52	709,001
2018	2.97	2.75	588,729
2017	2.40	2.97	423,897
2016	2.09	2.40	280,558
2015	2.15	2.09	15,949
2014	2.08	2.15	367
Vanguard Wellesley Income Fund Admiral Class – 06-GCT
Band 125
2021	$1.23	$1.32	523,466
2020	1.15	1.23	718,041
2019	1.00	1.15	230,396
2018	1.04	1.00	67,720
2017	1.00 (07/21/17)	1.04	47,622
Vanguard Wellington Fund Admiral Class – 06-GFF
Band 125
2021	$1.36	$1.59	1,467,570
2020	1.24	1.36	1,403,932
2019	1.02	1.24	1,646,260
2018	1.07	1.02	1,626,302
2017	1.00 (06/22/17)	1.07	1,567,137
Vanguard Windsor II Admiral Inst Class – 06-4V3
Band 125
2021	$1.00 (03/19/21)	$1.16	573,062
Victory Integrity Mid-Cap Value Fund R6 Class – 06-3RF
Band 125
2021	$1.23	$1.57	225,277
Victory Integrity Small-Cap Value Fund R6 Class – 06-3JN
Band 125
2021	$0.95	$1.26	210
2020	0.95	0.95	7,876
Victory RS Small Cap Growth Fund R6 Class – 06-33C
Band 125
2021	$1.61	$1.42	324,015
2020	1.18	1.61	253,640
2019	0.86	1.18	252,084
2018	1.00 (02/22/18)	0.86	20,859
Victory Sophus Emerging Markets Fund R6 Class – 06-3R9
Band 125
2021	$1.39	$1.32	–
2020	1.20	1.39	879
2019	0.98	1.20	354

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Victory Sycamore Established Value Fund A Class – 06-581
Band 125
2021	$2.52	$3.28	1,250,287
2020	2.37	2.52	2,264,634
2019	1.87	2.37	2,307,248
2018	2.11	1.87	3,394,223
2017	1.85	2.11	3,607,733
2016	1.55	1.85	2,099,007
2015	1.56	1.55	299,995
2014	1.41	1.56	18,251
2013	1.06	1.41	55
Band 0
2021	$2.81	$3.70	8,985
2020	2.61	2.81	6,185
2019	2.03	2.61	5,617
2018	2.26	2.03	5,564
2017	1.96	2.26	4,607
2016	1.62	1.96	3,440
2015	1.61	1.62	2,209
2014	1.44	1.61	1,120
Victory Sycamore Established Value Fund R Class – 06-583
Band 125
2021	$2.48	$3.22	335,045
2020	2.34	2.48	360,473
2019	1.85	2.34	461,077
2018	2.09	1.85	495,920
2017	1.83	2.09	821,161
2016	1.54	1.83	635,151
2015	1.55	1.54	409,165
2014	1.41	1.55	619,969
2013	1.06	1.41	477,314
2012	1.00 (05/24/12)	1.06	138,388
Band 0
2021	$2.77	$3.63	–
2020	2.57	2.77	15,600
2019	2.01	2.57	8,970
2018	2.24	2.01	7,210
2017	1.94	2.24	13,130
2016	1.61	1.94	–
2015	1.60	1.61	104,928
2014	1.44	1.60	119,034
2013	1.07	1.44	103,596
Victory Sycamore Established Value Fund R6 Class – 06-FMX
Band 125
2021	$1.36	$1.77	2,657,491
2020	1.27	1.36	1,178,510
2019	1.00	1.27	1,132,360
2018	1.13	1.00	1,522,700
2017	0.98	1.13	934,906

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Victory Sycamore Small Company Opportunity Fund A Class – 06-582
Band 125
2021	$2.41	$2.98	339,207
2020	2.34	2.41	376,353
2019	1.87	2.34	398,751
2018	2.08	1.87	3,008,596
2017	1.89	2.08	3,900,138
2016	1.47	1.89	2,902,517
2015	1.50	1.47	613,420
2014	1.43	1.50	119,760
2013	1.09	1.43	104,535
Victory Sycamore Small Company Opportunity Fund R Class – 06-584
Band 125
2021	$2.37	$2.92	222,642
2020	2.30	2.37	283,294
2019	1.85	2.30	262,867
2018	2.05	1.85	302,717
2017	1.87	2.05	546,945
2016	1.46	1.87	652,235
2015	1.49	1.46	222,297
2014	1.42	1.49	81,482
2013	1.09	1.42	74,754
Victory Sycamore Small Company Opportunity Fund R6 Class – 06-FMY
Band 125
2021	$1.27	$1.58	3,969
2020	1.23	1.27	2,370
2019	0.98	1.23	1,723
2018	1.08	0.98	1,762
Victory Trivalent International Fund-Core Equity R6 Class – 06-3RC
Band 125
2021	$1.23	$1.35	–
2020	1.18	1.23	65,244
Victory Trivalent International Small-Cap Fund A Class – 06-GFG
Band 125
2021	$1.28	$1.42	–
2020	1.13	1.28	77,407
2019	0.90	1.13	71,797
2018	1.15	0.90	213,618
Victory Trivalent International Small-Cap Fund R6 Class – 06-GFH
Band 125
2021	$1.30	$1.44	185,605
2020	1.14	1.30	69,219
2019	0.90	1.14	110,331
2018	1.15	0.90	296

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Virtus Ceredex Large Cap Value Equity Fund A Class – 06-804
Band 125
2021	$2.49	$3.08	316,257
2020	2.44	2.49	346,591
2019	1.89	2.44	367,938
2018	2.14	1.89	839,203
2017	1.87	2.14	1,958,012
Band 0
2021	$2.83	$3.54	–
2020	2.73	2.83	383,039
2019	2.09	2.73	318,077
2018	2.34	2.09	109,343
2017	2.02	2.34	160,174
Virtus Ceredex Large Cap Value Equity Fund Institutional Class – 06-803
Band 125
2021	$2.56	$3.17	917,350
2020	2.50	2.56	1,229,684
2019	1.93	2.50	1,408,719
2018	2.18	1.93	4,470,020
2017	1.90	2.18	6,149,559
Virtus Ceredex Large Cap Value Equity Fund R6 Class – 06-FFJ
Band 125
2021	$1.36	$1.69	1,987,418
2020	1.32	1.36	1,237,848
2019	1.02	1.32	667,534
2018	1.15	1.02	721,465
2017	1.00	1.15	614,601
Virtus Ceredex Mid-Cap Value Equity Fund A Class – 06-807
Band 125
2021	$2.40	$3.05	74,625
2020	2.47	2.40	85,409
2019	1.88	2.47	73,494
2018	2.08	1.88	89,726
2017	1.89	2.08	87,578
Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class – 06-806
Band 125
2021	$2.47	$3.15	199,537
2020	2.54	2.47	377,096
2019	1.93	2.54	439,775
2018	2.12	1.93	436,471
2017	1.92	2.12	502,757
Virtus Ceredex Mid-Cap Value Equity Fund R6 Class – 06-FFK
Band 125
2021	$1.29	$1.64	1,382,358
2020	1.31	1.29	881,368
2019	1.00	1.31	699,502
2018	1.09	1.00	138,568
2017	0.99	1.09	1,672

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Virtus Ceredex Small Cap Value Equity Fund A Class – 06-809
Band 125
2021	$2.01	$2.52	185
2020	2.02	2.01	20,609
2019	1.75	2.02	26,326
2018	2.03	1.75	224,414
2017	1.87	2.03	337,473
Virtus Ceredex Small Cap Value Equity Fund Institutional Class – 06-808
Band 125
2021	$2.07	$2.60	2,032
2020	2.08	2.07	2,032
2019	1.79	2.08	624
2018	2.07	1.79	1,520
2017	1.90	2.07	2,508
Virtus NFJ Dividend Value A Class – 06-4WJ
Band 125
2021	$1.00 (05/06/21)	$1.12	186,248
Band 100
2021	$1.00 (05/06/21)	$1.12	1,482
Virtus NFJ Dividend Value Fund Administrative Class – 06-202 (formerly AllianzGI NFJ Dividend Value Fund Administrative Class)
Band 125
2021	$1.67	$2.12	12,147
2020	1.73	1.67	12,001
2019	1.40	1.73	19,796
2018	1.58	1.40	19,620
2017	1.38	1.58	231,281
2016	1.21	1.38	319,635
2015	1.34	1.21	1,378,887
2014	1.23	1.34	1,042,096
2013	0.97	1.23	997,882
2012	0.86	0.97	1,054,215
Virtus NFJ Mid-Cap Value A Class – 06-4WK
Band 125
2021	$1.00 (05/06/21)	$1.07	152,002
Band 100
2021	$1.00 (05/06/21)	$1.08	88,663
Virtus NFJ Mid-Cap Value Fund Administrative Class – 06-765 (formerly AllianzGI NFJ Mid-Cap Value Fund Administrative Class)
Band 125
2021	$2.94	$3.66	224,961
2020	2.95	2.94	222,686
2019	2.31	2.95	270,634
2018	2.80	2.31	243,771
2017	2.23	2.80	69,580
2016	1.93	2.23	55,558
2015	2.03	1.93	361,732
2014	1.89	2.03	408,060
2013	1.45	1.89	433,982
2012	1.27	1.45	530,617

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$3.71	$4.68	11,530
2020	3.67	3.71	10,088
2019	2.85	3.67	7,785
2018	3.40	2.85	4,795
2017	2.68	3.40	3,724
2016	2.29	2.68	2,557
2015	2.37	2.29	1,290
2014	2.18	2.37	124
Virtus NFJ Small-Cap Value A Class – 06-4WM
Band 125
2021	$1.00 (05/06/21)	$1.03	1,779,311
Band 100
2021	$1.00 (05/06/21)	$1.03	82,370
Band 50
2021	$1.00 (05/06/21)	$1.03	32,737
Virtus NFJ Small-Cap Value Fund Administrative Class – 06-231 (formerly AllianzGI NFJ Small-Cap Value Fund Administrative Class)
Band 125
2021	$1.69	$2.08	3,045,811
2020	1.79	1.69	3,084,307
2019	1.46	1.79	3,377,590
2018	1.83	1.46	3,706,908
2017	1.69	1.83	4,635,053
2016	1.39	1.69	7,074,398
2015	1.53	1.39	9,492,137
2014	1.52	1.53	11,765,745
2013	1.17	1.52	16,301,167
2012	1.07	1.17	16,389,747
Band 0
2021	$2.00	$2.49	–
2020	2.10	2.00	–
2019	1.69	2.10	–
2018	2.09	1.69	–
2017	1.90	2.09	–
2016	1.54	1.90	1,519,423
2015	1.68	1.54	1,662,202
2014	1.65	1.68	1,699,913
2013	1.25	1.65	2,107,484
2012	1.14	1.25	2,175,030
Virtus NFJ Small-Cap Value Fund R6 Class – 06-CPJ (formerly AllianzGI NFJ Small-Cap Value Fund R6 Class)
Band 125
2021	$1.00	$1.23	1,529
2020	1.06	1.00	474,660
2019	0.86	1.06	479,736
2018	1.07	0.86	787,801
2017	0.99	1.07	259,641

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2021	$1.05	$1.32	–
2020	1.10	1.05	1,098,633
2019	0.88	1.10	1,016,186
2018	1.09	0.88	1,097,079
2017	0.99	1.09	1,281,469
Virtus Seix High Income Fund A Class – 06-801
Band 125
2021	$1.56	$1.61	32,455
2020	1.47	1.56	31,239
2019	1.33	1.47	57,117
2018	1.40	1.33	35,855
2017	1.32	1.40	221,037
Virtus Seix Total Return Bond Fund A Class – 06-811
Band 125
2021	$1.27	$1.24	53,706
2020	1.16	1.27	56,432
2019	1.10	1.16	56,468
2018	1.12	1.10	45,710
2017	1.11	1.12	49,470
Wells Fargo Special Mid Cap Value Fund R6 Class – 06-3J6
Band 125
2021	$1.15	$1.46	2,508,308
2020	1.13	1.15	2,155,382
2019	0.84	1.13	603,588
Wells Fargo Special Small Cap Value Fund R6 Class – 06-3JF
Band 125
2021	$1.02	$1.29	1,186,725
2020	1.01	1.02	779,233
2019	0.80	1.01	433,098
Western Asset Core Plus Bond Fund FI Class – 06-713
Band 125
2021	$1.29	$1.24	574,705
2020	1.20	1.29	528,676
2019	1.08	1.20	478,056
2018	1.12	1.08	1,751,570
2017	1.06	1.12	2,388,350
2016	1.03	1.06	906,259
2015	1.03	1.03	782,781
2014	0.97	1.03	202,804
Western Asset Core Plus Bond Fund IS Class – 06-GFJ
Band 125
2021	$1.18	$1.15	5,750,166
2020	1.09	1.18	4,805,664
2019	0.99	1.09	1,573,500
2018	1.01	0.99	1,104,146
2017	1.00 (06/22/17)	1.01	9,507

APPENDIX: CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Western Asset Core Plus Bond Fund R Class – 06-718
Band 125
2021	$1.26	$1.21	129,568
2020	1.17	1.26	249,220
2019	1.06	1.17	100,714
2018	1.10	1.06	109,393
2017	1.05	1.10	119,114
2016	1.02	1.05	111,578
2015	1.02	1.02	153,274
2014	0.97	1.02	526
2013	1.00	0.97	208
William Blair Small-Mid Cap Growth Fund I Class – 06-3TP
Band 125
2021	$1.47	$1.57	–
2020	1.12	1.47	–
2019	1.00 (02/21/19)	1.12	147,044

The Statement of Additional Information ("SAI") dated [                    ] includes additional information about the Policy and the Separate Account. The SAI is incorporated by reference. The SAI is available, without charge, upon request. For a free copy of the SAI, or to request other information about the Policy or to make other inquiries, call us at (800)249-6269.

No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C.. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to this Prospectus are also included in that filing. Reports and other information about AUL are available on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN UNIT TRUST

Group Variable Annuity Contracts

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY®

One American Square
Indianapolis, Indiana 46206-0368

PROSPECTUS

Dated: [                         ]

SEC EDGAR Contract Identifier: C000033246

STATEMENT OF ADDITIONAL INFORMATION

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

The Statement of Additional Information contains more specific information and financial statements relating to AUL.  The Table of Contents of the Statement of Additional Information is set forth below:

Table of Contents

GENERAL INFORMATION AND HISTORY	2

DISTRIBUTION OF CONTRACTS	2

CUSTODY OF ASSETS	2

LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS	2

403(b) PROGRAMS	2

408 AND 408A PROGRAMS	2

457 PROGRAMS	3

EMPLOYEE BENEFIT PLANS	3

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3

FINANCIALS OF THE REGISTRANT	3

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. The Variable Account is registered under both the Investment Company Act of 1940 and the Securities Act of 1933 and therefore may contain assets under Section 401 of the Internal Revenue Code of 1986 (“IRC”) or Section 403(b) of the IRC.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds underlying the Investment Accounts that are offered hereunder.

LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS

Contributions to a 403(b) Program are excludable from a Participant’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant’s salary reduction contributions to a 403(b) Program to $20,500 for 2022. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a “qualified organization” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,500 is allowed.

Section 415(c) also provides an overall limit on the amount of Employer and Participant’s salary reduction contributions to a Section

403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a)$61,000 in 2022, or (b) 100 percent of the Participant’s annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another eligible retirement program. A Participant who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the lives or joint life expectancy of the Participant and the Participant’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Contributions to the individual retirement annuity of a Participant under a 408 or 408A Program are subject to the limits on contributions to individual retirement annuities under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity are limited to the lesser of $6,500 per year or the Participant’s annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by

$1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $6,500 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details. Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal

Revenue Code. Section 402(g) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 100% percent of the Participant’s compensation, or (b) $61,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 PROGRAMS

Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $20,500 in 2022, or (b) 100 percent of the Participant’s includible compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $61,000 in 2022, or (b) 100 percent of a Participant’s annual compensation. Salary reduction contributions to a cash- or-deferred arrangement under a profit-sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account (“HSA”) for 2022 is $3,650 for an individual and $7,300 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by $1,000 for HSA plan participants who are age 55 and over.

There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements (“HRA”) or GASB 45 Other Post- Employment Benefit “OPEB” plan contributions. However, each employer’s plan will most likely set a limit. Contributions made by an employer to the employee’s account are not considered income.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory financial statements of AUL, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended, appearing herein have been audited by [  ] Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2021 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by [  ] Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere here and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Unit Trust as of December 31, 2021 are included in this Statement of Additional Information.

AUL American Unit Trust AB High Income Fund Advisor Class - 06-005

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$287,188	$292,403	36,184
Receivables: investments sold	481
Payables: investments purchased	-
Net assets	$287,669

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$287,669	209,746	$1.37
Band 100	-	-	1.40
Band 75	-	-	1.43
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.53
Total	$287,669	209,746

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$23,895
Mortality & expense charges			(4,775)
Net investment income (loss)			19,120

Gain (loss) on investments:
Net realized gain (loss)			1,363
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,641)
Net gain (loss)			(3,278)

Increase (decrease) in net assets from operations			$15,842

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,120	$51,055
Net realized gain (loss)		1,363	(70,367)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,641)	(3,013)

Increase (decrease) in net assets from operations		15,842	(22,325)

Contract owner transactions:
Proceeds from units sold		38,529	195,218
Cost of units redeemed		(344,911)	(773,935)
Account charges		(492)	(745)
Increase (decrease)		(306,874)	(579,462)
Net increase (decrease)		(291,032)	(601,787)
Net assets, beginning		578,701	1,180,488
Net assets, ending		$287,669	$578,701

Units sold		28,593	157,298
Units redeemed		(257,137)	(630,017)
Net increase (decrease)		(228,544)	(472,719)
Units outstanding, beginning		438,290	911,009
Units outstanding, ending		209,746	438,290

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$27,585,943
Cost of units redeemed/account charges			(28,768,967)
Net investment income (loss)			2,060,163
Net realized gain (loss)			(643,352)
Realized gain distributions			59,097
Net change in unrealized appreciation (depreciation)			(5,215)
Net assets			$287,669

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	210	$288	1.25%	3.9%	12/31/2021	$1.40	0	$0	1.00%	4.1%	12/31/2021	$1.43	0	$0	0.75%	4.4%
12/31/2020	1.32	438	579	1.25%	1.9%	12/31/2020	1.35	0	0	1.00%	2.1%	12/31/2020	1.37	0	0	0.75%	2.4%
12/31/2019	1.30	911	1,180	1.25%	12.6%	12/31/2019	1.32	0	0	1.00%	12.8%	12/31/2019	1.34	0	0	0.75%	13.1%
12/31/2018	1.15	2,294	2,642	1.25%	-6.7%	12/31/2018	1.17	0	0	1.00%	-6.5%	12/31/2018	1.18	0	0	0.75%	-6.3%
12/31/2017	1.23	5,967	7,365	1.25%	6.8%	12/31/2017	1.25	0	0	1.00%	7.1%	12/31/2017	1.26	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	0.50%	4.7%	12/31/2021	$1.49	0	$0	0.25%	4.9%	12/31/2021	$1.53	0	$0	0.00%	5.2%
12/31/2020	1.40	0	0	0.50%	2.7%	12/31/2020	1.42	0	0	0.25%	2.9%	12/31/2020	1.45	0	0	0.00%	3.2%
12/31/2019	1.36	0	0	0.50%	13.4%	12/31/2019	1.38	0	0	0.25%	13.7%	12/31/2019	1.41	0	0	0.00%	14.0%
12/31/2018	1.20	0	0	0.50%	-6.0%	12/31/2018	1.22	0	0	0.25%	-5.8%	12/31/2018	1.23	0	0	0.00%	-5.5%
12/31/2017	1.28	0	0	0.50%	7.6%	12/31/2017	1.29	0	0	0.25%	7.9%	12/31/2017	1.31	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.5%
2020	7.2%
2019	7.6%
2018	5.3%
2017	5.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Core Opportunities Fund R Class - 06-148

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$563,559	$485,392	25,356
Receivables: investments sold	121
Payables: investments purchased	-
Net assets	$563,680

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$563,680	145,253	$3.88
Band 100	-	-	4.05
Band 75	-	-	4.22
Band 50	-	-	4.40
Band 25	-	-	4.58
Band 0	-	-	4.78
Total	$563,680	145,253

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,678)
Net investment income (loss)			(6,678)

Gain (loss) on investments:
Net realized gain (loss)			144,694
Realized gain distributions			84,039
Net change in unrealized appreciation (depreciation)			(52,969)
Net gain (loss)			175,764

Increase (decrease) in net assets from operations			$169,086

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,678)	$(5,684)
Net realized gain (loss)		144,694	20,077
Realized gain distributions		84,039	39,153
Net change in unrealized appreciation (depreciation)		(52,969)	51,290

Increase (decrease) in net assets from operations		169,086	104,836

Contract owner transactions:
Proceeds from units sold		41,922	54,578
Cost of units redeemed		(615,810)	(183,842)
Account charges		(117)	(174)
Increase (decrease)		(574,005)	(129,438)
Net increase (decrease)		(404,919)	(24,602)
Net assets, beginning		968,599	993,201
Net assets, ending		$563,680	$968,599

Units sold		11,329	19,808
Units redeemed		(145,117)	(61,848)
Net increase (decrease)		(133,788)	(42,040)
Units outstanding, beginning		279,041	321,081
Units outstanding, ending		145,253	279,041

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,200,654
Cost of units redeemed/account charges			(2,629,646)
Net investment income (loss)			(69,311)
Net realized gain (loss)			329,897
Realized gain distributions			653,919
Net change in unrealized appreciation (depreciation)			78,167
Net assets			$563,680

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.88	145	$564	1.25%	22.5%	12/31/2021	$4.05	0	$0	1.00%	22.8%	12/31/2021	$4.22	0	$0	0.75%	23.1%
12/31/2020	3.17	156	493	1.25%	11.3%	12/31/2020	3.29	0	0	1.00%	11.6%	12/31/2020	3.43	0	0	0.75%	11.8%
12/31/2019	2.85	183	521	1.25%	24.9%	12/31/2019	2.95	0	0	1.00%	25.2%	12/31/2019	3.06	0	0	0.75%	25.5%
12/31/2018	2.28	298	678	1.25%	-4.3%	12/31/2018	2.36	0	0	1.00%	-4.1%	12/31/2018	2.44	0	0	0.75%	-3.8%
12/31/2017	2.38	251	597	1.25%	20.7%	12/31/2017	2.46	1	1	1.00%	21.1%	12/31/2017	2.54	0	0	0.75%	21.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.40	0	$0	0.50%	23.4%	12/31/2021	$4.58	0	$0	0.25%	23.7%	12/31/2021	$4.78	0	$0	0.00%	24.0%
12/31/2020	3.56	0	0	0.50%	12.1%	12/31/2020	3.70	0	0	0.25%	12.4%	12/31/2020	3.85	123	476	0.00%	12.7%
12/31/2019	3.18	0	0	0.50%	25.9%	12/31/2019	3.30	0	0	0.25%	26.2%	12/31/2019	3.42	138	472	0.00%	26.5%
12/31/2018	2.52	0	0	0.50%	-3.6%	12/31/2018	2.61	0	0	0.25%	-3.3%	12/31/2018	2.70	196	529	0.00%	-3.1%
12/31/2017	2.62	0	0	0.50%	21.7%	12/31/2017	2.70	0	0	0.25%	22.0%	12/31/2017	2.79	191	534	0.00%	22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Sustainable International Thematic Fund R Class - 06-147

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$439,378	$321,944	19,815
Receivables: investments sold	124
Payables: investments purchased	-
Net assets	$439,502

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,730	18,405	$2.10
Band 100	14,397	6,563	2.19
Band 75	-	-	2.29
Band 50	386,375	162,092	2.38
Band 25	-	-	2.48
Band 0	-	-	2.59
Total	$439,502	187,060

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,578)
Net investment income (loss)			(2,578)

Gain (loss) on investments:
Net realized gain (loss)			17,474
Realized gain distributions			25,563
Net change in unrealized appreciation (depreciation)			(10,125)
Net gain (loss)			32,912

Increase (decrease) in net assets from operations			$30,334

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,578)	$(2,437)
Net realized gain (loss)		17,474	19,058
Realized gain distributions		25,563	7,723
Net change in unrealized appreciation (depreciation)		(10,125)	75,794

Increase (decrease) in net assets from operations		30,334	100,138

Contract owner transactions:
Proceeds from units sold		7,740	32
Cost of units redeemed		(56,102)	(127,606)
Account charges		(64)	(75)
Increase (decrease)		(48,426)	(127,649)
Net increase (decrease)		(18,092)	(27,511)
Net assets, beginning		457,594	485,105
Net assets, ending		$439,502	$457,594

Units sold		3,795	19
Units redeemed		(25,058)	(75,263)
Net increase (decrease)		(21,263)	(75,244)
Units outstanding, beginning		208,323	283,567
Units outstanding, ending		187,060	208,323

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,393,792
Cost of units redeemed/account charges			(7,221,320)
Net investment income (loss)			28,495
Net realized gain (loss)			(2,587,034)
Realized gain distributions			708,135
Net change in unrealized appreciation (depreciation)			117,434
Net assets			$439,502

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.10	18	$39	1.25%	6.3%	12/31/2021	$2.19	7	$14	1.00%	6.5%	12/31/2021	$2.29	0	$0	0.75%	6.8%
12/31/2020	1.98	18	36	1.25%	27.4%	12/31/2020	2.06	10	20	1.00%	27.7%	12/31/2020	2.14	0	0	0.75%	28.0%
12/31/2019	1.55	30	47	1.25%	24.8%	12/31/2019	1.61	10	16	1.00%	25.1%	12/31/2019	1.67	0	0	0.75%	25.5%
12/31/2018	1.25	42	52	1.25%	-18.6%	12/31/2018	1.29	11	14	1.00%	-18.4%	12/31/2018	1.33	0	0	0.75%	-18.2%
12/31/2017	1.53	36	55	1.25%	32.4%	12/31/2017	1.58	11	17	1.00%	32.8%	12/31/2017	1.63	0	0	0.75%	33.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.38	162	$386	0.50%	7.1%	12/31/2021	$2.48	0	$0	0.25%	7.3%	12/31/2021	$2.59	0	$0	0.00%	7.6%
12/31/2020	2.23	180	401	0.50%	28.4%	12/31/2020	2.31	0	0	0.25%	28.7%	12/31/2020	2.41	0	0	0.00%	29.0%
12/31/2019	1.73	243	422	0.50%	25.8%	12/31/2019	1.80	0	0	0.25%	26.1%	12/31/2019	1.87	0	0	0.00%	26.4%
12/31/2018	1.38	286	394	0.50%	-18.0%	12/31/2018	1.43	0	0	0.25%	-17.8%	12/31/2018	1.48	0	0	0.00%	-17.6%
12/31/2017	1.68	352	593	0.50%	33.4%	12/31/2017	1.74	0	0	0.25%	33.8%	12/31/2017	1.79	0	0	0.00%	34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Small Cap Growth Fund R Class - 06-146

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,165,457	$2,099,384	30,903
Receivables: investments sold	-
Payables: investments purchased	(4,049)
Net assets	$2,161,408

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,636,563	245,621	$6.66
Band 100	524,845	75,563	6.95
Band 75	-	-	7.24
Band 50	-	-	7.55
Band 25	-	-	7.87
Band 0	-	-	8.20
Total	$2,161,408	321,184

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(41,802)
Net investment income (loss)			(41,802)

Gain (loss) on investments:
Net realized gain (loss)			876,673
Realized gain distributions			190,590
Net change in unrealized appreciation (depreciation)			(613,587)
Net gain (loss)			453,676

Increase (decrease) in net assets from operations			$411,874

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(41,802)	$(24,786)
Net realized gain (loss)		876,673	104,476
Realized gain distributions		190,590	352,602
Net change in unrealized appreciation (depreciation)		(613,587)	622,843

Increase (decrease) in net assets from operations		411,874	1,055,135

Contract owner transactions:
Proceeds from units sold		1,191,906	2,196,619
Cost of units redeemed		(3,182,457)	(1,107,605)
Account charges		(1,859)	(701)
Increase (decrease)		(1,992,410)	1,088,313
Net increase (decrease)		(1,580,536)	2,143,448
Net assets, beginning		3,741,944	1,598,496
Net assets, ending		$2,161,408	$3,741,944

Units sold		183,741	479,709
Units redeemed		(463,612)	(265,337)
Net increase (decrease)		(279,871)	214,372
Units outstanding, beginning		601,055	386,683
Units outstanding, ending		321,184	601,055

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,796,256
Cost of units redeemed/account charges			(14,724,520)
Net investment income (loss)			(320,682)
Net realized gain (loss)			2,215,077
Realized gain distributions			2,129,204
Net change in unrealized appreciation (depreciation)			66,073
Net assets			$2,161,408

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.66	246	$1,637	1.25%	7.6%	12/31/2021	$6.95	76	$525	1.00%	7.8%	12/31/2021	$7.24	0	$0	0.75%	8.1%
12/31/2020	6.19	525	3,254	1.25%	51.1%	12/31/2020	6.44	76	487	1.00%	51.5%	12/31/2020	6.70	0	0	0.75%	51.9%
12/31/2019	4.10	301	1,234	1.25%	33.6%	12/31/2019	4.25	84	359	1.00%	33.9%	12/31/2019	4.41	1	5	0.75%	34.2%
12/31/2018	3.07	315	967	1.25%	-2.6%	12/31/2018	3.18	91	288	1.00%	-2.3%	12/31/2018	3.29	0	0	0.75%	-2.1%
12/31/2017	3.15	493	1,554	1.25%	32.4%	12/31/2017	3.25	111	361	1.00%	32.8%	12/31/2017	3.35	0	0	0.75%	33.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.55	0	$0	0.50%	8.4%	12/31/2021	$7.87	0	$0	0.25%	8.6%	12/31/2021	$8.20	0	$0	0.00%	8.9%
12/31/2020	6.96	0	0	0.50%	52.2%	12/31/2020	7.24	0	0	0.25%	52.6%	12/31/2020	7.53	0	0	0.00%	53.0%
12/31/2019	4.57	0	0	0.50%	34.6%	12/31/2019	4.74	0	0	0.25%	34.9%	12/31/2019	4.92	0	0	0.00%	35.3%
12/31/2018	3.40	0	0	0.50%	-1.8%	12/31/2018	3.52	0	0	0.25%	-1.6%	12/31/2018	3.64	0	0	0.00%	-1.3%
12/31/2017	3.46	0	0	0.50%	33.4%	12/31/2017	3.57	0	0	0.25%	33.8%	12/31/2017	3.69	0	0	0.00%	34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Growth Fund R Class - 06-144

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,807,194	$1,803,293	155,423
Receivables: investments sold	3,485
Payables: investments purchased	-
Net assets	$1,810,679

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,495,633	286,473	$5.22
Band 100	238,596	43,841	5.44
Band 75	-	-	5.67
Band 50	76,450	12,927	5.91
Band 25	-	-	6.16
Band 0	-	-	6.43
Total	$1,810,679	343,241

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(22,375)
Net investment income (loss)			(22,375)

Gain (loss) on investments:
Net realized gain (loss)			183,949
Realized gain distributions			300,300
Net change in unrealized appreciation (depreciation)			(298,531)
Net gain (loss)			185,718

Increase (decrease) in net assets from operations			$163,343

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(22,375)	$(13,811)
Net realized gain (loss)		183,949	55,513
Realized gain distributions		300,300	206,672
Net change in unrealized appreciation (depreciation)		(298,531)	250,644

Increase (decrease) in net assets from operations		163,343	499,018

Contract owner transactions:
Proceeds from units sold		828,940	81,329
Cost of units redeemed		(620,522)	(252,810)
Account charges		(1,719)	(159)
Increase (decrease)		206,699	(171,640)
Net increase (decrease)		370,042	327,378
Net assets, beginning		1,440,637	1,113,259
Net assets, ending		$1,810,679	$1,440,637

Units sold		168,322	21,945
Units redeemed		(121,735)	(68,967)
Net increase (decrease)		46,587	(47,022)
Units outstanding, beginning		296,654	343,676
Units outstanding, ending		343,241	296,654

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$10,420,896
Cost of units redeemed/account charges			(10,503,532)
Net investment income (loss)			(241,258)
Net realized gain (loss)			521,455
Realized gain distributions			1,609,217
Net change in unrealized appreciation (depreciation)			3,901
Net assets			$1,810,679

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.22	286	$1,496	1.25%	9.0%	12/31/2021	$5.44	44	$239	1.00%	9.3%	12/31/2021	$5.67	0	$0	0.75%	9.6%
12/31/2020	4.79	229	1,095	1.25%	50.0%	12/31/2020	4.98	50	249	1.00%	50.3%	12/31/2020	5.18	0	0	0.75%	50.7%
12/31/2019	3.19	263	839	1.25%	28.3%	12/31/2019	3.31	55	183	1.00%	28.6%	12/31/2019	3.43	0	0	0.75%	28.9%
12/31/2018	2.49	307	763	1.25%	-6.1%	12/31/2018	2.57	59	153	1.00%	-5.9%	12/31/2018	2.66	0	0	0.75%	-5.7%
12/31/2017	2.65	468	1,241	1.25%	30.4%	12/31/2017	2.74	71	194	1.00%	30.7%	12/31/2017	2.82	0	0	0.75%	31.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.91	13	$76	0.50%	9.9%	12/31/2021	$6.16	0	$0	0.25%	10.1%	12/31/2021	$6.43	0	$0	0.00%	10.4%
12/31/2020	5.38	18	96	0.50%	51.1%	12/31/2020	5.60	0	0	0.25%	51.5%	12/31/2020	5.82	0	0	0.00%	51.9%
12/31/2019	3.56	25	90	0.50%	29.3%	12/31/2019	3.70	0	0	0.25%	29.6%	12/31/2019	3.83	0	0	0.00%	29.9%
12/31/2018	2.76	30	83	0.50%	-5.4%	12/31/2018	2.85	0	0	0.25%	-5.2%	12/31/2018	2.95	0	0	0.00%	-4.9%
12/31/2017	2.91	30	88	0.50%	31.3%	12/31/2017	3.01	0	0	0.25%	31.7%	12/31/2017	3.10	0	0	0.00%	32.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Value Fund R Class - 06-151

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$72,737	$61,211	4,135
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$72,736

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,495	36,321	$1.83
Band 100	6,241	3,270	1.91
Band 75	-	-	1.99
Band 50	-	-	2.07
Band 25	-	-	2.16
Band 0	-	-	2.25
Total	$72,736	39,591

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$343
Mortality & expense charges			(788)
Net investment income (loss)			(445)

Gain (loss) on investments:
Net realized gain (loss)			1,359
Realized gain distributions			5,976
Net change in unrealized appreciation (depreciation)			6,629
Net gain (loss)			13,964

Increase (decrease) in net assets from operations			$13,519

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(445)	$(775)
Net realized gain (loss)		1,359	(4,200)
Realized gain distributions		5,976	-
Net change in unrealized appreciation (depreciation)		6,629	(4,289)

Increase (decrease) in net assets from operations		13,519	(9,264)

Contract owner transactions:
Proceeds from units sold		12,141	8,970
Cost of units redeemed		(6,528)	(53,114)
Account charges		(50)	(74)
Increase (decrease)		5,563	(44,218)
Net increase (decrease)		19,082	(53,482)
Net assets, beginning		53,654	107,136
Net assets, ending		$72,736	$53,654

Units sold		7,018	6,963
Units redeemed		(3,860)	(42,898)
Net increase (decrease)		3,158	(35,935)
Units outstanding, beginning		36,433	72,368
Units outstanding, ending		39,591	36,433

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$644,812
Cost of units redeemed/account charges			(609,339)
Net investment income (loss)			(1,259)
Net realized gain (loss)			3,822
Realized gain distributions			23,174
Net change in unrealized appreciation (depreciation)			11,526
Net assets			$72,736

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	36	$66	1.25%	24.8%	12/31/2021	$1.91	3	$6	1.00%	25.1%	12/31/2021	$1.99	0	$0	0.75%	25.5%
12/31/2020	1.47	33	48	1.25%	-0.8%	12/31/2020	1.52	4	6	1.00%	-0.5%	12/31/2020	1.59	0	0	0.75%	-0.3%
12/31/2019	1.48	69	102	1.25%	17.8%	12/31/2019	1.53	4	5	1.00%	18.1%	12/31/2019	1.59	0	0	0.75%	18.4%
12/31/2018	1.25	46	57	1.25%	-16.6%	12/31/2018	1.30	3	4	1.00%	-16.3%	12/31/2018	1.34	0	0	0.75%	-16.1%
12/31/2017	1.50	45	68	1.25%	11.5%	12/31/2017	1.55	8	12	1.00%	11.8%	12/31/2017	1.60	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.07	0	$0	0.50%	25.8%	12/31/2021	$2.16	0	$0	0.25%	26.1%	12/31/2021	$2.25	0	$0	0.00%	26.4%
12/31/2020	1.65	0	0	0.50%	0.0%	12/31/2020	1.71	0	0	0.25%	0.2%	12/31/2020	1.78	0	0	0.00%	0.5%
12/31/2019	1.65	0	0	0.50%	18.7%	12/31/2019	1.71	0	0	0.25%	19.0%	12/31/2019	1.77	0	0	0.00%	19.3%
12/31/2018	1.39	0	0	0.50%	-15.9%	12/31/2018	1.44	0	0	0.25%	-15.7%	12/31/2018	1.49	0	0	0.00%	-15.5%
12/31/2017	1.65	0	0	0.50%	12.4%	12/31/2017	1.71	0	0	0.25%	12.7%	12/31/2017	1.76	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.3%
2019	1.2%
2018	0.5%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Value Fund R Class - 06-149

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$603,831	$505,268	24,912
Receivables: investments sold	1,541
Payables: investments purchased	-
Net assets	$605,372

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$522,793	149,693	$3.49
Band 100	82,579	22,683	3.64
Band 75	-	-	3.80
Band 50	-	-	3.96
Band 25	-	-	4.12
Band 0	-	-	4.30
Total	$605,372	172,376

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,036
Mortality & expense charges			(8,206)
Net investment income (loss)			(6,170)

Gain (loss) on investments:
Net realized gain (loss)			165,485
Realized gain distributions			49,728
Net change in unrealized appreciation (depreciation)			66,938
Net gain (loss)			282,151

Increase (decrease) in net assets from operations			$275,981

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,170)	$(6,309)
Net realized gain (loss)		165,485	(31,000)
Realized gain distributions		49,728	-
Net change in unrealized appreciation (depreciation)		66,938	20,112

Increase (decrease) in net assets from operations		275,981	(17,197)

Contract owner transactions:
Proceeds from units sold		110,954	55,021
Cost of units redeemed		(703,249)	(248,492)
Account charges		(194)	(91)
Increase (decrease)		(592,489)	(193,562)
Net increase (decrease)		(316,508)	(210,759)
Net assets, beginning		921,880	1,132,639
Net assets, ending		$605,372	$921,880

Units sold		34,460	26,386
Units redeemed		(195,684)	(111,301)
Net increase (decrease)		(161,224)	(84,915)
Units outstanding, beginning		333,600	418,515
Units outstanding, ending		172,376	333,600

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,783,307
Cost of units redeemed/account charges			(5,413,871)
Net investment income (loss)			(140,214)
Net realized gain (loss)			381,997
Realized gain distributions			895,590
Net change in unrealized appreciation (depreciation)			98,563
Net assets			$605,372

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.49	150	$523	1.25%	33.2%	12/31/2021	$3.64	23	$83	1.00%	33.5%	12/31/2021	$3.80	0	$0	0.75%	33.9%
12/31/2020	2.62	169	444	1.25%	1.4%	12/31/2020	2.73	28	77	1.00%	1.6%	12/31/2020	2.83	0	0	0.75%	1.9%
12/31/2019	2.59	198	513	1.25%	17.8%	12/31/2019	2.68	76	205	1.00%	18.1%	12/31/2019	2.78	0	0	0.75%	18.4%
12/31/2018	2.20	438	961	1.25%	-16.6%	12/31/2018	2.27	79	180	1.00%	-16.4%	12/31/2018	2.35	0	0	0.75%	-16.2%
12/31/2017	2.63	444	1,168	1.25%	10.9%	12/31/2017	2.72	95	257	1.00%	11.1%	12/31/2017	2.80	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.96	0	$0	0.50%	34.2%	12/31/2021	$4.12	0	$0	0.25%	34.5%	12/31/2021	$4.30	0	$0	0.00%	34.9%
12/31/2020	2.95	136	401	0.50%	2.2%	12/31/2020	3.06	0	0	0.25%	2.4%	12/31/2020	3.19	0	0	0.00%	2.7%
12/31/2019	2.89	144	415	0.50%	18.7%	12/31/2019	2.99	0	0	0.25%	19.0%	12/31/2019	3.10	0	0	0.00%	19.3%
12/31/2018	2.43	156	378	0.50%	-16.0%	12/31/2018	2.52	0	0	0.25%	-15.8%	12/31/2018	2.60	0	0	0.00%	-15.6%
12/31/2017	2.89	167	483	0.50%	11.7%	12/31/2017	2.99	0	0	0.25%	12.0%	12/31/2017	3.08	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.1%
2019	0.3%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB International Value Fund R Class - 06-153

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,973	$104,589	7,723
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$109,977

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$109,933	97,196	$1.13
Band 100	44	37	1.18
Band 75	-	-	1.23
Band 50	-	-	1.28
Band 25	-	-	1.34
Band 0	-	-	1.39
Total	$109,977	97,233

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,497
Mortality & expense charges			(1,969)
Net investment income (loss)			528

Gain (loss) on investments:
Net realized gain (loss)			4,813
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,139
Net gain (loss)			14,952

Increase (decrease) in net assets from operations			$15,480

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$528	$(893)
Net realized gain (loss)		4,813	(5,430)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,139	6,066

Increase (decrease) in net assets from operations		15,480	(257)

Contract owner transactions:
Proceeds from units sold		61,540	11,550
Cost of units redeemed		(78,781)	(22,477)
Account charges		(150)	(8)
Increase (decrease)		(17,391)	(10,935)
Net increase (decrease)		(1,911)	(11,192)
Net assets, beginning		111,888	123,080
Net assets, ending		$109,977	$111,888

Units sold		58,556	13,543
Units redeemed		(69,309)	(24,857)
Net increase (decrease)		(10,753)	(11,314)
Units outstanding, beginning		107,986	119,300
Units outstanding, ending		97,233	107,986

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,377,655
Cost of units redeemed/account charges			(1,984,087)
Net investment income (loss)			32,196
Net realized gain (loss)			(382,472)
Realized gain distributions			61,301
Net change in unrealized appreciation (depreciation)			5,384
Net assets			$109,977

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.13	97	$110	1.25%	9.2%	12/31/2021	$1.18	0	$0	1.00%	9.4%	12/31/2021	$1.23	0	$0	0.75%	9.7%
12/31/2020	1.04	108	112	1.25%	0.4%	12/31/2020	1.08	0	0	1.00%	0.7%	12/31/2020	1.12	0	0	0.75%	0.9%
12/31/2019	1.03	119	123	1.25%	14.9%	12/31/2019	1.07	0	0	1.00%	15.2%	12/31/2019	1.11	0	0	0.75%	15.4%
12/31/2018	0.90	177	159	1.25%	-24.4%	12/31/2018	0.93	1	1	1.00%	-24.2%	12/31/2018	0.96	0	0	0.75%	-24.0%
12/31/2017	1.19	128	152	1.25%	22.9%	12/31/2017	1.23	1	1	1.00%	23.3%	12/31/2017	1.27	0	0	0.75%	23.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	0	$0	0.50%	10.0%	12/31/2021	$1.34	0	$0	0.25%	10.3%	12/31/2021	$1.39	0	$0	0.00%	10.5%
12/31/2020	1.16	0	0	0.50%	1.2%	12/31/2020	1.21	0	0	0.25%	1.4%	12/31/2020	1.26	0	0	0.00%	1.7%
12/31/2019	1.15	0	0	0.50%	15.7%	12/31/2019	1.19	0	0	0.25%	16.0%	12/31/2019	1.24	0	0	0.00%	16.3%
12/31/2018	0.99	0	0	0.50%	-23.8%	12/31/2018	1.03	0	0	0.25%	-23.7%	12/31/2018	1.06	0	0	0.00%	-23.5%
12/31/2017	1.31	0	0	0.50%	23.9%	12/31/2017	1.35	0	0	0.25%	24.2%	12/31/2017	1.39	0	0	0.00%	24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	0.4%
2019	0.7%
2018	0.0%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB High Income Fund R Class - 06-006

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,340	$38,739	4,849
Receivables: investments sold	167
Payables: investments purchased	-
Net assets	$38,507

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,507	29,691	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.35
Band 50	-	-	1.38
Band 25	-	-	1.41
Band 0	-	-	1.44
Total	$38,507	29,691

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,727
Mortality & expense charges			(612)
Net investment income (loss)			2,115

Gain (loss) on investments:
Net realized gain (loss)			70
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(464)
Net gain (loss)			(394)

Increase (decrease) in net assets from operations			$1,721

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,115	$1,875
Net realized gain (loss)		70	(1,457)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(464)	819

Increase (decrease) in net assets from operations		1,721	1,237

Contract owner transactions:
Proceeds from units sold		23,383	17,242
Cost of units redeemed		(30,852)	(14,072)
Account charges		(11)	(12)
Increase (decrease)		(7,480)	3,158
Net increase (decrease)		(5,759)	4,395
Net assets, beginning		44,266	39,871
Net assets, ending		$38,507	$44,266

Units sold		18,332	15,104
Units redeemed		(23,860)	(11,966)
Net increase (decrease)		(5,528)	3,138
Units outstanding, beginning		35,219	32,081
Units outstanding, ending		29,691	35,219

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$143,580
Cost of units redeemed/account charges			(111,191)
Net investment income (loss)			11,675
Net realized gain (loss)			(5,626)
Realized gain distributions			468
Net change in unrealized appreciation (depreciation)			(399)
Net assets			$38,507

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	30	$39	1.25%	3.2%	12/31/2021	$1.32	0	$0	1.00%	3.4%	12/31/2021	$1.35	0	$0	0.75%	3.7%
12/31/2020	1.26	35	44	1.25%	1.1%	12/31/2020	1.28	0	0	1.00%	1.4%	12/31/2020	1.31	0	0	0.75%	1.6%
12/31/2019	1.24	32	40	1.25%	11.8%	12/31/2019	1.26	0	0	1.00%	12.1%	12/31/2019	1.28	0	0	0.75%	12.4%
12/31/2018	1.11	27	29	1.25%	-7.3%	12/31/2018	1.13	0	0	1.00%	-7.1%	12/31/2018	1.14	0	0	0.75%	-6.9%
12/31/2017	1.20	26	32	1.25%	6.2%	12/31/2017	1.21	0	0	1.00%	6.4%	12/31/2017	1.23	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	0.50%	4.0%	12/31/2021	$1.41	0	$0	0.25%	4.2%	12/31/2021	$1.44	0	$0	0.00%	4.5%
12/31/2020	1.33	0	0	0.50%	1.9%	12/31/2020	1.36	0	0	0.25%	2.1%	12/31/2020	1.38	0	0	0.00%	2.4%
12/31/2019	1.31	0	0	0.50%	12.7%	12/31/2019	1.33	0	0	0.25%	13.0%	12/31/2019	1.35	0	0	0.00%	13.2%
12/31/2018	1.16	0	0	0.50%	-6.6%	12/31/2018	1.17	0	0	0.25%	-6.4%	12/31/2018	1.19	0	0	0.00%	-6.2%
12/31/2017	1.24	0	0	0.50%	7.0%	12/31/2017	1.25	0	0	0.25%	7.2%	12/31/2017	1.27	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.6%
2020	5.7%
2019	6.0%
2018	6.0%
2017	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Growth Fund Z Class - 06-GKC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$445,987	$452,005	29,939
Receivables: investments sold	-
Payables: investments purchased	(5,581)
Net assets	$440,406

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$440,406	211,790	$2.08
Band 100	-	-	2.10
Band 75	-	-	2.12
Band 50	-	-	2.14
Band 25	-	-	2.17
Band 0	-	-	2.19
Total	$440,406	211,790

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(612)
Net investment income (loss)			(612)

Gain (loss) on investments:
Net realized gain (loss)			(2,579)
Realized gain distributions			17,034
Net change in unrealized appreciation (depreciation)			(10,957)
Net gain (loss)			3,498

Increase (decrease) in net assets from operations			$2,886

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(612)	$(218)
Net realized gain (loss)		(2,579)	762
Realized gain distributions		17,034	2,682
Net change in unrealized appreciation (depreciation)		(10,957)	4,416

Increase (decrease) in net assets from operations		2,886	7,642

Contract owner transactions:
Proceeds from units sold		465,839	1,046
Cost of units redeemed		(49,407)	(3,526)
Account charges		-	(2)
Increase (decrease)		416,432	(2,482)
Net increase (decrease)		419,318	5,160
Net assets, beginning		21,088	15,928
Net assets, ending		$440,406	$21,088

Units sold		225,454	1,098
Units redeemed		(24,795)	(2,674)
Net increase (decrease)		200,659	(1,576)
Units outstanding, beginning		11,131	12,707
Units outstanding, ending		211,790	11,131

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$481,846
Cost of units redeemed/account charges			(53,207)
Net investment income (loss)			(983)
Net realized gain (loss)			(1,811)
Realized gain distributions			20,579
Net change in unrealized appreciation (depreciation)			(6,018)
Net assets			$440,406

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.08	212	$440	1.25%	9.8%	12/31/2021	$2.10	0	$0	1.00%	10.0%	12/31/2021	$2.12	0	$0	0.75%	10.3%
12/31/2020	1.89	11	21	1.25%	51.1%	12/31/2020	1.91	0	0	1.00%	51.5%	12/31/2020	1.92	0	0	0.75%	51.9%
12/31/2019	1.25	13	16	1.25%	29.2%	12/31/2019	1.26	0	0	1.00%	29.5%	12/31/2019	1.27	0	0	0.75%	29.8%
12/31/2018	0.97	0	0	1.25%	-5.5%	12/31/2018	0.97	0	0	1.00%	-5.2%	12/31/2018	0.98	0	0	0.75%	-5.0%
12/31/2017	1.03	0	0	1.25%	2.6%	12/31/2017	1.03	0	0	1.00%	2.6%	12/31/2017	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.14	0	$0	0.50%	10.6%	12/31/2021	$2.17	0	$0	0.25%	10.9%	12/31/2021	$2.19	0	$0	0.00%	11.1%
12/31/2020	1.94	0	0	0.50%	52.3%	12/31/2020	1.95	0	0	0.25%	52.7%	12/31/2020	1.97	0	0	0.00%	53.0%
12/31/2019	1.27	0	0	0.50%	30.2%	12/31/2019	1.28	0	0	0.25%	30.5%	12/31/2019	1.29	0	0	0.00%	30.8%
12/31/2018	0.98	0	0	0.50%	-4.7%	12/31/2018	0.98	0	0	0.25%	-4.5%	12/31/2018	0.98	0	0	0.00%	-4.3%
12/31/2017	1.03	0	0	0.50%	2.7%	12/31/2017	1.03	0	0	0.25%	2.7%	12/31/2017	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Small Cap Growth Portfolio Z Class - 06-GKG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,179,160	$5,273,555	60,232
Receivables: investments sold	-
Payables: investments purchased	(1,549)
Net assets	$5,177,611

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,177,611	2,324,110	$2.23
Band 100	-	-	2.25
Band 75	-	-	2.27
Band 50	-	-	2.30
Band 25	-	-	2.32
Band 0	-	-	2.34
Total	$5,177,611	2,324,110

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(25,792)
Net investment income (loss)			(25,792)

Gain (loss) on investments:
Net realized gain (loss)			209,596
Realized gain distributions			264,795
Net change in unrealized appreciation (depreciation)			(309,300)
Net gain (loss)			165,091

Increase (decrease) in net assets from operations			$139,299

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,792)	$(7,124)
Net realized gain (loss)		209,596	309
Realized gain distributions		264,795	79,093
Net change in unrealized appreciation (depreciation)		(309,300)	211,893

Increase (decrease) in net assets from operations		139,299	284,171

Contract owner transactions:
Proceeds from units sold		4,905,775	534,851
Cost of units redeemed		(876,379)	(268,406)
Account charges		(3,061)	(1,480)
Increase (decrease)		4,026,335	264,965
Net increase (decrease)		4,165,634	549,136
Net assets, beginning		1,011,977	462,841
Net assets, ending		$5,177,611	$1,011,977

Units sold		2,241,726	339,005
Units redeemed		(409,818)	(189,412)
Net increase (decrease)		1,831,908	149,593
Units outstanding, beginning		492,202	342,609
Units outstanding, ending		2,324,110	492,202

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,875,093
Cost of units redeemed/account charges			(1,156,889)
Net investment income (loss)			(34,599)
Net realized gain (loss)			209,928
Realized gain distributions			378,473
Net change in unrealized appreciation (depreciation)			(94,395)
Net assets			$5,177,611

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.23	2,324	$5,178	1.25%	8.4%	12/31/2021	$2.25	0	$0	1.00%	8.6%	12/31/2021	$2.27	0	$0	0.75%	8.9%
12/31/2020	2.06	492	1,012	1.25%	52.2%	12/31/2020	2.07	0	0	1.00%	52.6%	12/31/2020	2.09	0	0	0.75%	53.0%
12/31/2019	1.35	343	463	1.25%	34.6%	12/31/2019	1.36	0	0	1.00%	34.9%	12/31/2019	1.36	0	0	0.75%	35.2%
12/31/2018	1.00	0	0	1.25%	-1.8%	12/31/2018	1.01	0	0	1.00%	-1.6%	12/31/2018	1.01	0	0	0.75%	-1.3%
12/31/2017	1.02	0	0	1.25%	2.3%	12/31/2017	1.02	0	0	1.00%	2.3%	12/31/2017	1.02	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.30	0	$0	0.50%	9.2%	12/31/2021	$2.32	0	$0	0.25%	9.4%	12/31/2021	$2.34	0	$0	0.00%	9.7%
12/31/2020	2.10	0	0	0.50%	53.3%	12/31/2020	2.12	0	0	0.25%	53.7%	12/31/2020	2.14	0	0	0.00%	54.1%
12/31/2019	1.37	0	0	0.50%	35.6%	12/31/2019	1.38	0	0	0.25%	35.9%	12/31/2019	1.39	0	0	0.00%	36.3%
12/31/2018	1.01	0	0	0.50%	-1.1%	12/31/2018	1.01	0	0	0.25%	-0.9%	12/31/2018	1.02	0	0	0.00%	-0.6%
12/31/2017	1.02	0	0	0.50%	2.3%	12/31/2017	1.02	0	0	0.25%	2.3%	12/31/2017	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Value Fund Z Class - 06-GKF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$89,893	$87,619	3,601
Receivables: investments sold	-
Payables: investments purchased	(102)
Net assets	$89,791

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$89,791	64,007	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$89,791	64,007

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$919
Mortality & expense charges			(773)
Net investment income (loss)			146

Gain (loss) on investments:
Net realized gain (loss)			10,697
Realized gain distributions			7,124
Net change in unrealized appreciation (depreciation)			(3,778)
Net gain (loss)			14,043

Increase (decrease) in net assets from operations			$14,189

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$146	$(2,693)
Net realized gain (loss)		10,697	(148,496)
Realized gain distributions		7,124	-
Net change in unrealized appreciation (depreciation)		(3,778)	(1,940)

Increase (decrease) in net assets from operations		14,189	(153,129)

Contract owner transactions:
Proceeds from units sold		68,517	19,471
Cost of units redeemed		(32,078)	(418,845)
Account charges		(11)	(13)
Increase (decrease)		36,428	(399,387)
Net increase (decrease)		50,617	(552,516)
Net assets, beginning		39,174	591,690
Net assets, ending		$89,791	$39,174

Units sold		50,798	26,355
Units redeemed		(24,252)	(566,938)
Net increase (decrease)		26,546	(540,583)
Units outstanding, beginning		37,461	578,044
Units outstanding, ending		64,007	37,461

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$714,661
Cost of units redeemed/account charges			(512,392)
Net investment income (loss)			237
Net realized gain (loss)			(142,660)
Realized gain distributions			27,671
Net change in unrealized appreciation (depreciation)			2,274
Net assets			$89,791

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	64	$90	1.25%	34.2%	12/31/2021	$1.42	0	$0	1.00%	34.5%	12/31/2021	$1.43	0	$0	0.75%	34.8%
12/31/2020	1.05	37	39	1.25%	2.2%	12/31/2020	1.05	0	0	1.00%	2.4%	12/31/2020	1.06	0	0	0.75%	2.7%
12/31/2019	1.02	578	592	1.25%	18.7%	12/31/2019	1.03	0	0	1.00%	19.0%	12/31/2019	1.03	0	0	0.75%	19.3%
12/31/2018	0.86	36	31	1.25%	-16.0%	12/31/2018	0.86	0	0	1.00%	-15.8%	12/31/2018	0.87	0	0	0.75%	-15.6%
12/31/2017	1.03	0	0	1.25%	2.7%	12/31/2017	1.03	0	0	1.00%	2.7%	12/31/2017	1.03	0	0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	0.50%	35.2%	12/31/2021	$1.46	0	$0	0.25%	35.5%	12/31/2021	$1.48	0	$0	0.00%	35.8%
12/31/2020	1.07	0	0	0.50%	2.9%	12/31/2020	1.08	0	0	0.25%	3.2%	12/31/2020	1.09	0	0	0.00%	3.4%
12/31/2019	1.04	0	0	0.50%	19.6%	12/31/2019	1.04	0	0	0.25%	19.9%	12/31/2019	1.05	0	0	0.00%	20.2%
12/31/2018	0.87	0	0	0.50%	-15.4%	12/31/2018	0.87	0	0	0.25%	-15.2%	12/31/2018	0.87	0	0	0.00%	-15.0%
12/31/2017	1.03	0	0	0.50%	2.8%	12/31/2017	1.03	0	0	0.25%	2.8%	12/31/2017	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	0.1%
2019	1.9%
2018	1.4%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Global Bond Fund Z Class - 06-3GC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,491	$38,940	4,568
Receivables: investments sold	337
Payables: investments purchased	-
Net assets	$37,828

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,828	34,828	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$37,828	34,828

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,289
Mortality & expense charges			(598)
Net investment income (loss)			691

Gain (loss) on investments:
Net realized gain (loss)			(102)
Realized gain distributions			425
Net change in unrealized appreciation (depreciation)			(1,625)
Net gain (loss)			(1,302)

Increase (decrease) in net assets from operations			$(611)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$691	$81
Net realized gain (loss)		(102)	(8)
Realized gain distributions		425	379
Net change in unrealized appreciation (depreciation)		(1,625)	176

Increase (decrease) in net assets from operations		(611)	628

Contract owner transactions:
Proceeds from units sold		12,386	53,935
Cost of units redeemed		(31,055)	(290)
Account charges		(54)	(26)
Increase (decrease)		(18,723)	53,619
Net increase (decrease)		(19,334)	54,247
Net assets, beginning		57,162	2,915
Net assets, ending		$37,828	$57,162

Units sold		11,374	49,233
Units redeemed		(28,210)	(304)
Net increase (decrease)		(16,836)	48,929
Units outstanding, beginning		51,664	2,735
Units outstanding, ending		34,828	51,664

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$69,240
Cost of units redeemed/account charges			(31,429)
Net investment income (loss)			772
Net realized gain (loss)			(110)
Realized gain distributions			804
Net change in unrealized appreciation (depreciation)			(1,449)
Net assets			$37,828

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	35	$38	1.25%	-1.8%	12/31/2021	$1.10	0	$0	1.00%	-1.6%	12/31/2021	$1.10	0	$0	0.75%	-1.3%
12/31/2020	1.11	52	57	1.25%	3.8%	12/31/2020	1.11	0	0	1.00%	4.1%	12/31/2020	1.12	0	0	0.75%	4.3%
12/31/2019	1.07	3	3	1.25%	6.3%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.9%
12/31/2018	1.00	0	0	1.25%	0.3%	12/31/2018	1.00	0	0	1.00%	0.4%	12/31/2018	1.00	0	0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	0.50%	-1.1%	12/31/2021	$1.12	0	$0	0.25%	-0.8%	12/31/2021	$1.13	0	$0	0.00%	-0.6%
12/31/2020	1.13	0	0	0.50%	4.6%	12/31/2020	1.13	0	0	0.25%	4.8%	12/31/2020	1.14	0	0	0.00%	5.1%
12/31/2019	1.08	0	0	0.50%	7.1%	12/31/2019	1.08	0	0	0.25%	7.4%	12/31/2019	1.09	0	0	0.00%	7.7%
12/31/2018	1.01	0	0	0.50%	0.6%	12/31/2018	1.01	0	0	0.25%	0.7%	12/31/2018	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.7%
2020	0.8%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Large Cap Growth Fund Z Class - 06-3FY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$46,524,517	$43,969,841	453,021
Receivables: investments sold	-
Payables: investments purchased	(1,770,535)
Net assets	$44,753,982

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,753,982	22,346,867	$2.00
Band 100	-	-	2.02
Band 75	-	-	2.04
Band 50	-	-	2.05
Band 25	-	-	2.07
Band 0	-	-	2.09
Total	$44,753,982	22,346,867

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(186,731)
Net investment income (loss)			(186,731)

Gain (loss) on investments:
Net realized gain (loss)			658,655
Realized gain distributions			2,644,884
Net change in unrealized appreciation (depreciation)			1,598,562
Net gain (loss)			4,902,101

Increase (decrease) in net assets from operations			$4,715,370

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(186,731)	$(43,788)
Net realized gain (loss)		658,655	208,769
Realized gain distributions		2,644,884	113,241
Net change in unrealized appreciation (depreciation)		1,598,562	760,258

Increase (decrease) in net assets from operations		4,715,370	1,038,480

Contract owner transactions:
Proceeds from units sold		40,983,353	2,203,021
Cost of units redeemed		(5,400,712)	(1,298,382)
Account charges		(50,334)	(14,835)
Increase (decrease)		35,532,307	889,804
Net increase (decrease)		40,247,677	1,928,284
Net assets, beginning		4,506,305	2,578,021
Net assets, ending		$44,753,982	$4,506,305

Units sold		22,522,383	1,703,711
Units redeemed		(3,041,672)	(1,014,906)
Net increase (decrease)		19,480,711	688,805
Units outstanding, beginning		2,866,156	2,177,351
Units outstanding, ending		22,346,867	2,866,156

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$45,734,159
Cost of units redeemed/account charges			(7,015,900)
Net investment income (loss)			(239,046)
Net realized gain (loss)			876,939
Realized gain distributions			2,843,154
Net change in unrealized appreciation (depreciation)			2,554,676
Net assets			$44,753,982

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.00	22,347	$44,754	1.25%	27.4%	12/31/2021	$2.02	0	$0	1.00%	27.7%	12/31/2021	$2.04	0	$0	0.75%	28.0%
12/31/2020	1.57	2,866	4,506	1.25%	32.8%	12/31/2020	1.58	0	0	1.00%	33.1%	12/31/2020	1.59	0	0	0.75%	33.5%
12/31/2019	1.18	2,177	2,578	1.25%	32.6%	12/31/2019	1.19	0	0	1.00%	32.9%	12/31/2019	1.19	0	0	0.75%	33.2%
12/31/2018	0.89	0	0	1.25%	-10.7%	12/31/2018	0.89	0	0	1.00%	-10.6%	12/31/2018	0.90	0	0	0.75%	-10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.05	0	$0	0.50%	28.3%	12/31/2021	$2.07	0	$0	0.25%	28.7%	12/31/2021	$2.09	0	$0	0.00%	29.0%
12/31/2020	1.60	0	0	0.50%	33.8%	12/31/2020	1.61	0	0	0.25%	34.1%	12/31/2020	1.62	0	0	0.00%	34.5%
12/31/2019	1.20	0	0	0.50%	33.6%	12/31/2019	1.20	0	0	0.25%	33.9%	12/31/2019	1.21	0	0	0.00%	34.2%
12/31/2018	0.90	0	0	0.50%	-10.4%	12/31/2018	0.90	0	0	0.25%	-10.3%	12/31/2018	0.90	0	0	0.00%	-10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Large Cap Growth Fund Advisor Class - 06-3YR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,409,083	$3,088,328	32,828
Receivables: investments sold	-
Payables: investments purchased	(159,375)
Net assets	$3,249,708

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,249,708	1,754,042	$1.85
Band 100	-	-	1.86
Band 75	-	-	1.88
Band 50	-	-	1.89
Band 25	-	-	1.90
Band 0	-	-	1.91
Total	$3,249,708	1,754,042

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(392,427)
Net investment income (loss)			(392,427)

Gain (loss) on investments:
Net realized gain (loss)			16,127,113
Realized gain distributions			738,225
Net change in unrealized appreciation (depreciation)			(9,914,286)
Net gain (loss)			6,951,052

Increase (decrease) in net assets from operations			$6,558,625

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(392,427)	$(364,365)
Net realized gain (loss)		16,127,113	748,171
Realized gain distributions		738,225	894,399
Net change in unrealized appreciation (depreciation)		(9,914,286)	9,040,547

Increase (decrease) in net assets from operations		6,558,625	10,318,752

Contract owner transactions:
Proceeds from units sold		7,108,622	12,551,945
Cost of units redeemed		(45,865,219)	(8,006,279)
Account charges		(102,973)	(136,560)
Increase (decrease)		(38,859,570)	4,409,106
Net increase (decrease)		(32,300,945)	14,727,858
Net assets, beginning		35,550,653	20,822,795
Net assets, ending		$3,249,708	$35,550,653

Units sold		4,833,481	12,425,919
Units redeemed		(27,505,189)	(6,984,762)
Net increase (decrease)		(22,671,708)	5,441,157
Units outstanding, beginning		24,425,750	18,984,593
Units outstanding, ending		1,754,042	24,425,750

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$44,831,888
Cost of units redeemed/account charges			(60,330,901)
Net investment income (loss)			(827,196)
Net realized gain (loss)			16,942,197
Realized gain distributions			2,312,965
Net change in unrealized appreciation (depreciation)			320,755
Net assets			$3,249,708

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	1,754	$3,250	1.25%	27.3%	12/31/2021	$1.86	0	$0	1.00%	27.6%	12/31/2021	$1.88	0	$0	0.75%	27.9%
12/31/2020	1.46	24,426	35,551	1.25%	32.7%	12/31/2020	1.46	0	0	1.00%	33.0%	12/31/2020	1.47	0	0	0.75%	33.4%
12/31/2019	1.10	18,985	20,823	1.25%	9.7%	12/31/2019	1.10	0	0	1.00%	9.8%	12/31/2019	1.10	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.89	0	$0	0.50%	28.3%	12/31/2021	$1.90	0	$0	0.25%	28.6%	12/31/2021	$1.91	0	$0	0.00%	28.9%
12/31/2020	1.47	0	0	0.50%	33.7%	12/31/2020	1.48	0	0	0.25%	34.0%	12/31/2020	1.48	0	0	0.00%	34.4%
12/31/2019	1.10	0	0	0.50%	10.1%	12/31/2019	1.10	0	0	0.25%	10.3%	12/31/2019	1.10	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Global Risk Allocation Fund Inst Class - 06-4PJ (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	0	$0	1.25%	11.0%	12/31/2021	$1.20	0	$0	1.00%	11.3%	12/31/2021	$1.21	0	$0	0.75%	11.5%
12/31/2020	1.08	0	0	1.25%	8.1%	12/31/2020	1.08	0	0	1.00%	8.2%	12/31/2020	1.08	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	0.50%	11.8%	12/31/2021	$1.21	0	$0	0.25%	12.1%	12/31/2021	$1.22	0	$0	0.00%	12.4%
12/31/2020	1.08	0	0	0.50%	8.3%	12/31/2020	1.08	0	0	0.25%	8.3%	12/31/2020	1.08	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Balanced Portfolio I-2 Class - 06-505

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,160,649	$870,028	59,237
Receivables: investments sold	-
Payables: investments purchased	(187)
Net assets	$1,160,462

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,160,462	494,263	$2.35
Band 100	-	-	2.46
Band 75	-	-	2.57
Band 50	-	-	2.69
Band 25	-	-	2.82
Band 0	-	-	3.08
Total	$1,160,462	494,263

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,079
Mortality & expense charges			(13,766)
Net investment income (loss)			(4,687)

Gain (loss) on investments:
Net realized gain (loss)			26,763
Realized gain distributions			31,809
Net change in unrealized appreciation (depreciation)			123,506
Net gain (loss)			182,078

Increase (decrease) in net assets from operations			$177,391

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,687)	$(125)
Net realized gain (loss)		26,763	15,050
Realized gain distributions		31,809	3,950
Net change in unrealized appreciation (depreciation)		123,506	69,518

Increase (decrease) in net assets from operations		177,391	88,393

Contract owner transactions:
Proceeds from units sold		19,806	29,703
Cost of units redeemed		(135,438)	(177,540)
Account charges		(316)	(368)
Increase (decrease)		(115,948)	(148,205)
Net increase (decrease)		61,443	(59,812)
Net assets, beginning		1,099,019	1,158,831
Net assets, ending		$1,160,462	$1,099,019

Units sold		9,139	16,395
Units redeemed		(65,544)	(97,819)
Net increase (decrease)		(56,405)	(81,424)
Units outstanding, beginning		550,668	632,092
Units outstanding, ending		494,263	550,668

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$10,453,294
Cost of units redeemed/account charges			(11,186,729)
Net investment income (loss)			266,092
Net realized gain (loss)			600,014
Realized gain distributions			737,170
Net change in unrealized appreciation (depreciation)			290,621
Net assets			$1,160,462

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.35	494	$1,160	1.25%	17.6%	12/31/2021	$2.46	0	$0	1.00%	17.9%	12/31/2021	$2.57	0	$0	0.75%	18.2%
12/31/2020	2.00	551	1,099	1.25%	8.9%	12/31/2020	2.08	0	0	1.00%	9.1%	12/31/2020	2.18	0	0	0.75%	9.4%
12/31/2019	1.83	632	1,159	1.25%	18.0%	12/31/2019	1.91	0	0	1.00%	18.3%	12/31/2019	1.99	0	0	0.75%	18.6%
12/31/2018	1.55	813	1,262	1.25%	-4.5%	12/31/2018	1.61	0	0	1.00%	-4.3%	12/31/2018	1.68	0	0	0.75%	-4.1%
12/31/2017	1.63	909	1,479	1.25%	14.0%	12/31/2017	1.69	0	0	1.00%	14.3%	12/31/2017	1.75	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.69	0	$0	0.50%	18.5%	12/31/2021	$2.82	0	$0	0.25%	18.8%	12/31/2021	$3.08	0	$0	0.00%	19.1%
12/31/2020	2.27	0	0	0.50%	9.7%	12/31/2020	2.37	0	0	0.25%	10.0%	12/31/2020	2.59	0	0	0.00%	10.2%
12/31/2019	2.07	0	0	0.50%	18.9%	12/31/2019	2.16	0	0	0.25%	19.2%	12/31/2019	2.35	0	0	0.00%	19.5%
12/31/2018	1.74	0	0	0.50%	-3.8%	12/31/2018	1.81	0	0	0.25%	-3.6%	12/31/2018	1.96	0	0	0.00%	-3.3%
12/31/2017	1.81	0	0	0.50%	14.9%	12/31/2017	1.88	0	0	0.25%	15.2%	12/31/2017	2.03	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	1.1%
2019	1.4%
2018	4.0%
2017	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Portfolio I-2 Class - 06-510

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,381,302	$43,360,301	513,284
Receivables: investments sold	36,788
Payables: investments purchased	-
Net assets	$48,418,090

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,418,090	12,129,868	$3.99
Band 100	-	-	4.18
Band 75	-	-	4.37
Band 50	-	-	4.58
Band 25	-	-	4.79
Band 0	-	-	5.24
Total	$48,418,090	12,129,868

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(681,492)
Net investment income (loss)			(681,492)

Gain (loss) on investments:
Net realized gain (loss)			4,812,303
Realized gain distributions			10,869,970
Net change in unrealized appreciation (depreciation)			(6,182,390)
Net gain (loss)			9,499,883

Increase (decrease) in net assets from operations			$8,818,391

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(681,492)	$(546,456)
Net realized gain (loss)		4,812,303	2,535,607
Realized gain distributions		10,869,970	6,691,989
Net change in unrealized appreciation (depreciation)		(6,182,390)	6,772,522

Increase (decrease) in net assets from operations		8,818,391	15,453,662

Contract owner transactions:
Proceeds from units sold		5,464,491	6,988,693
Cost of units redeemed		(18,259,637)	(17,387,118)
Account charges		(9,677)	(8,453)
Increase (decrease)		(12,804,823)	(10,406,878)
Net increase (decrease)		(3,986,432)	5,046,784
Net assets, beginning		52,404,522	47,357,738
Net assets, ending		$48,418,090	$52,404,522

Units sold		1,512,872	2,627,997
Units redeemed		(4,828,248)	(6,560,704)
Net increase (decrease)		(3,315,376)	(3,932,707)
Units outstanding, beginning		15,445,244	19,377,951
Units outstanding, ending		12,129,868	15,445,244

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$123,864,206
Cost of units redeemed/account charges			(146,588,452)
Net investment income (loss)			(5,335,929)
Net realized gain (loss)			20,741,253
Realized gain distributions			50,716,011
Net change in unrealized appreciation (depreciation)			5,021,001
Net assets			$48,418,090

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.99	12,130	$48,418	1.25%	17.6%	12/31/2021	$4.18	0	$0	1.00%	17.9%	12/31/2021	$4.37	0	$0	0.75%	18.2%
12/31/2020	3.39	15,445	52,405	1.25%	40.0%	12/31/2020	3.54	0	0	1.00%	40.3%	12/31/2020	3.70	0	0	0.75%	40.7%
12/31/2019	2.42	18,800	45,563	1.25%	31.9%	12/31/2019	2.52	0	0	1.00%	32.3%	12/31/2019	2.63	0	0	0.75%	32.6%
12/31/2018	1.84	25,061	46,041	1.25%	-1.3%	12/31/2018	1.91	0	0	1.00%	-1.1%	12/31/2018	1.98	0	0	0.75%	-0.9%
12/31/2017	1.86	30,861	57,472	1.25%	29.5%	12/31/2017	1.93	0	0	1.00%	29.8%	12/31/2017	2.00	0	0	0.75%	30.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.58	0	$0	0.50%	18.5%	12/31/2021	$4.79	0	$0	0.25%	18.8%	12/31/2021	$5.24	0	$0	0.00%	19.1%
12/31/2020	3.86	0	0	0.50%	41.0%	12/31/2020	4.03	0	0	0.25%	41.4%	12/31/2020	4.40	0	0	0.00%	41.8%
12/31/2019	2.74	0	0	0.50%	32.9%	12/31/2019	2.85	0	0	0.25%	33.2%	12/31/2019	3.10	578	1,795	0.00%	33.6%
12/31/2018	2.06	0	0	0.50%	-0.6%	12/31/2018	2.14	0	0	0.25%	-0.4%	12/31/2018	2.32	648	1,505	0.00%	-0.1%
12/31/2017	2.07	0	0	0.50%	30.4%	12/31/2017	2.15	0	0	0.25%	30.8%	12/31/2017	2.33	411	956	0.00%	31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.1%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Institutional Fund I Class - 06-194

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,959,807	$5,244,878	120,420
Receivables: investments sold	2,731
Payables: investments purchased	-
Net assets	$4,962,538

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,962,538	829,816	$5.98
Band 100	-	-	6.21
Band 75	-	-	6.45
Band 50	-	-	6.70
Band 25	-	-	6.96
Band 0	-	-	7.23
Total	$4,962,538	829,816

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(59,850)
Net investment income (loss)			(59,850)

Gain (loss) on investments:
Net realized gain (loss)			84,091
Realized gain distributions			806,275
Net change in unrealized appreciation (depreciation)			(137,957)
Net gain (loss)			752,409

Increase (decrease) in net assets from operations			$692,559

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(59,850)	$(61,436)
Net realized gain (loss)		84,091	1,668,443
Realized gain distributions		806,275	981,605
Net change in unrealized appreciation (depreciation)		(137,957)	(730,341)

Increase (decrease) in net assets from operations		692,559	1,858,271

Contract owner transactions:
Proceeds from units sold		858,147	7,221,635
Cost of units redeemed		(3,401,160)	(7,034,082)
Account charges		(550)	(660)
Increase (decrease)		(2,543,563)	186,893
Net increase (decrease)		(1,851,004)	2,045,164
Net assets, beginning		6,813,542	4,768,378
Net assets, ending		$4,962,538	$6,813,542

Units sold		166,404	1,673,837
Units redeemed		(663,145)	(1,643,192)
Net increase (decrease)		(496,741)	30,645
Units outstanding, beginning		1,326,557	1,295,912
Units outstanding, ending		829,816	1,326,557

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$23,227,010
Cost of units redeemed/account charges			(27,724,896)
Net investment income (loss)			(800,151)
Net realized gain (loss)			4,555,152
Realized gain distributions			5,990,494
Net change in unrealized appreciation (depreciation)			(285,071)
Net assets			$4,962,538

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.98	830	$4,963	1.25%	16.4%	12/31/2021	$6.21	0	$0	1.00%	16.7%	12/31/2021	$6.45	0	$0	0.75%	17.0%
12/31/2020	5.14	1,327	6,814	1.25%	39.6%	12/31/2020	5.32	0	0	1.00%	39.9%	12/31/2020	5.51	0	0	0.75%	40.3%
12/31/2019	3.68	1,296	4,768	1.25%	31.5%	12/31/2019	3.80	0	0	1.00%	31.8%	12/31/2019	3.93	0	0	0.75%	32.1%
12/31/2018	2.80	1,712	4,791	1.25%	-2.1%	12/31/2018	2.89	0	0	1.00%	-1.9%	12/31/2018	2.97	0	0	0.75%	-1.6%
12/31/2017	2.86	1,770	5,060	1.25%	29.4%	12/31/2017	2.94	0	0	1.00%	29.7%	12/31/2017	3.02	0	0	0.75%	30.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.70	0	$0	0.50%	17.3%	12/31/2021	$6.96	0	$0	0.25%	17.6%	12/31/2021	$7.23	0	$0	0.00%	17.9%
12/31/2020	5.71	0	0	0.50%	40.6%	12/31/2020	5.92	0	0	0.25%	41.0%	12/31/2020	6.13	0	0	0.00%	41.3%
12/31/2019	4.06	0	0	0.50%	32.5%	12/31/2019	4.20	0	0	0.25%	32.8%	12/31/2019	4.34	0	0	0.00%	33.1%
12/31/2018	3.07	0	0	0.50%	-1.4%	12/31/2018	3.16	0	0	0.25%	-1.1%	12/31/2018	3.26	0	0	0.00%	-0.9%
12/31/2017	3.11	0	0	0.50%	30.4%	12/31/2017	3.20	0	0	0.25%	30.7%	12/31/2017	3.29	0	0	0.00%	31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Institutional Fund R Class - 06-196

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,747,985	$4,656,351	144,308
Receivables: investments sold	2,643
Payables: investments purchased	-
Net assets	$4,750,628

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,750,628	854,804	$5.56
Band 100	-	-	5.77
Band 75	-	-	6.00
Band 50	-	-	6.23
Band 25	-	-	6.47
Band 0	-	-	6.72
Total	$4,750,628	854,804

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(62,111)
Net investment income (loss)			(62,111)

Gain (loss) on investments:
Net realized gain (loss)			768,974
Realized gain distributions			937,650
Net change in unrealized appreciation (depreciation)			(792,072)
Net gain (loss)			914,552

Increase (decrease) in net assets from operations			$852,441

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(62,111)	$(58,859)
Net realized gain (loss)		768,974	587,070
Realized gain distributions		937,650	1,105,685
Net change in unrealized appreciation (depreciation)		(792,072)	346,335

Increase (decrease) in net assets from operations		852,441	1,980,231

Contract owner transactions:
Proceeds from units sold		910,902	2,260,377
Cost of units redeemed		(3,554,371)	(3,456,978)
Account charges		(1,292)	(1,252)
Increase (decrease)		(2,644,761)	(1,197,853)
Net increase (decrease)		(1,792,320)	782,378
Net assets, beginning		6,542,948	5,760,570
Net assets, ending		$4,750,628	$6,542,948

Units sold		180,435	616,919
Units redeemed		(642,671)	(916,450)
Net increase (decrease)		(462,236)	(299,531)
Units outstanding, beginning		1,317,040	1,616,571
Units outstanding, ending		854,804	1,317,040

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$37,585,161
Cost of units redeemed/account charges			(45,325,151)
Net investment income (loss)			(928,467)
Net realized gain (loss)			4,609,682
Realized gain distributions			8,717,769
Net change in unrealized appreciation (depreciation)			91,634
Net assets			$4,750,628

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.56	855	$4,751	1.25%	15.9%	12/31/2021	$5.77	0	$0	1.00%	16.2%	12/31/2021	$6.00	0	$0	0.75%	16.5%
12/31/2020	4.79	931	4,464	1.25%	39.0%	12/31/2020	4.97	0	0	1.00%	39.3%	12/31/2020	5.15	0	0	0.75%	39.7%
12/31/2019	3.45	1,170	4,036	1.25%	30.8%	12/31/2019	3.56	0	0	1.00%	31.2%	12/31/2019	3.68	0	0	0.75%	31.5%
12/31/2018	2.64	2,148	5,663	1.25%	-2.6%	12/31/2018	2.72	0	0	1.00%	-2.3%	12/31/2018	2.80	0	0	0.75%	-2.1%
12/31/2017	2.71	2,763	7,476	1.25%	28.9%	12/31/2017	2.78	0	0	1.00%	29.2%	12/31/2017	2.86	0	0	0.75%	29.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.23	0	$0	0.50%	16.8%	12/31/2021	$6.47	0	$0	0.25%	17.1%	12/31/2021	$6.72	0	$0	0.00%	17.4%
12/31/2020	5.33	331	1,768	0.50%	40.0%	12/31/2020	5.52	0	0	0.25%	40.4%	12/31/2020	5.72	54	311	0.00%	40.7%
12/31/2019	3.81	352	1,341	0.50%	31.8%	12/31/2019	3.94	0	0	0.25%	32.1%	12/31/2019	4.07	94	384	0.00%	32.5%
12/31/2018	2.89	376	1,086	0.50%	-1.8%	12/31/2018	2.98	0	0	0.25%	-1.6%	12/31/2018	3.07	94	287	0.00%	-1.3%
12/31/2017	2.94	391	1,151	0.50%	29.8%	12/31/2017	3.03	0	0	0.25%	30.1%	12/31/2017	3.11	89	276	0.00%	30.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 06-500

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,846,531	$38,860,057	639,461
Receivables: investments sold	1,000
Payables: investments purchased	-
Net assets	$51,847,531

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,847,531	4,268,323	$12.15
Band 100	-	-	12.71
Band 75	-	-	13.31
Band 50	-	-	13.93
Band 25	-	-	14.58
Band 0	-	-	16.97
Total	$51,847,531	4,268,323

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(673,894)
Net investment income (loss)			(673,894)

Gain (loss) on investments:
Net realized gain (loss)			3,534,529
Realized gain distributions			11,681,418
Net change in unrealized appreciation (depreciation)			(9,187,568)
Net gain (loss)			6,028,379

Increase (decrease) in net assets from operations			$5,354,485

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(673,894)	$(427,349)
Net realized gain (loss)		3,534,529	1,649,643
Realized gain distributions		11,681,418	6,562,278
Net change in unrealized appreciation (depreciation)		(9,187,568)	13,025,563

Increase (decrease) in net assets from operations		5,354,485	20,810,135

Contract owner transactions:
Proceeds from units sold		1,523,205	1,337,304
Cost of units redeemed		(6,715,389)	(4,453,075)
Account charges		(4,763)	(7,566)
Increase (decrease)		(5,196,947)	(3,123,337)
Net increase (decrease)		157,538	17,686,798
Net assets, beginning		51,689,993	34,003,195
Net assets, ending		$51,847,531	$51,689,993

Units sold		141,747	189,173
Units redeemed		(573,566)	(589,325)
Net increase (decrease)		(431,819)	(400,152)
Units outstanding, beginning		4,700,142	5,100,294
Units outstanding, ending		4,268,323	4,700,142

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$336,739,992
Cost of units redeemed/account charges			(353,129,641)
Net investment income (loss)			8,498,644
Net realized gain (loss)			(453,968)
Realized gain distributions			47,206,030
Net change in unrealized appreciation (depreciation)			12,986,474
Net assets			$51,847,531

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$12.15	4,268	$51,848	1.25%	10.5%	12/31/2021	$12.71	0	$0	1.00%	10.7%	12/31/2021	$13.31	0	$0	0.75%	11.0%
12/31/2020	11.00	4,700	51,690	1.25%	65.0%	12/31/2020	11.48	0	0	1.00%	65.4%	12/31/2020	11.99	0	0	0.75%	65.8%
12/31/2019	6.67	5,100	34,003	1.25%	25.8%	12/31/2019	6.94	0	0	1.00%	26.2%	12/31/2019	7.23	0	0	0.75%	26.5%
12/31/2018	5.30	5,584	29,583	1.25%	0.9%	12/31/2018	5.50	0	0	1.00%	1.2%	12/31/2018	5.72	0	0	0.75%	1.4%
12/31/2017	5.25	6,152	32,292	1.25%	26.9%	12/31/2017	5.44	0	0	1.00%	27.2%	12/31/2017	5.64	0	0	0.75%	27.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$13.93	0	$0	0.50%	11.3%	12/31/2021	$14.58	0	$0	0.25%	11.6%	12/31/2021	$16.97	0	$0	0.00%	11.8%
12/31/2020	12.52	0	0	0.50%	66.2%	12/31/2020	13.07	0	0	0.25%	66.6%	12/31/2020	15.17	0	0	0.00%	67.0%
12/31/2019	7.53	0	0	0.50%	26.8%	12/31/2019	7.84	0	0	0.25%	27.1%	12/31/2019	9.08	0	0	0.00%	27.4%
12/31/2018	5.94	0	0	0.50%	1.7%	12/31/2018	6.17	0	0	0.25%	2.0%	12/31/2018	7.13	0	0	0.00%	2.2%
12/31/2017	5.84	0	0	0.50%	27.8%	12/31/2017	6.05	0	0	0.25%	28.1%	12/31/2017	6.97	0	0	0.00%	28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Growth Institutional Fund I Class - 06-197

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,799,739	$7,188,232	257,069
Receivables: investments sold	33,172
Payables: investments purchased	-
Net assets	$5,832,911

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,832,911	1,519,692	$3.84
Band 100	-	-	3.99
Band 75	-	-	4.14
Band 50	-	-	4.30
Band 25	-	-	4.47
Band 0	-	-	4.64
Total	$5,832,911	1,519,692

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(41,083)
Net investment income (loss)			(41,083)

Gain (loss) on investments:
Net realized gain (loss)			96,962
Realized gain distributions			1,105,573
Net change in unrealized appreciation (depreciation)			(1,577,658)
Net gain (loss)			(375,123)

Increase (decrease) in net assets from operations			$(416,206)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(41,083)	$(7,564)
Net realized gain (loss)		96,962	103,371
Realized gain distributions		1,105,573	28,456
Net change in unrealized appreciation (depreciation)		(1,577,658)	179,696

Increase (decrease) in net assets from operations		(416,206)	303,959

Contract owner transactions:
Proceeds from units sold		5,895,330	111,002
Cost of units redeemed		(220,567)	(544,591)
Account charges		(625)	(144)
Increase (decrease)		5,674,138	(433,733)
Net increase (decrease)		5,257,932	(129,774)
Net assets, beginning		574,979	704,753
Net assets, ending		$5,832,911	$574,979

Units sold		1,440,534	39,749
Units redeemed		(61,494)	(179,810)
Net increase (decrease)		1,379,040	(140,061)
Units outstanding, beginning		140,652	280,713
Units outstanding, ending		1,519,692	140,652

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$16,248,469
Cost of units redeemed/account charges			(13,867,847)
Net investment income (loss)			(431,343)
Net realized gain (loss)			1,406,884
Realized gain distributions			3,865,241
Net change in unrealized appreciation (depreciation)			(1,388,493)
Net assets			$5,832,911

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.84	1,520	$5,833	1.25%	-6.1%	12/31/2021	$3.99	0	$0	1.00%	-5.9%	12/31/2021	$4.14	0	$0	0.75%	-5.6%
12/31/2020	4.09	141	575	1.25%	62.8%	12/31/2020	4.24	0	0	1.00%	63.2%	12/31/2020	4.39	0	0	0.75%	63.6%
12/31/2019	2.51	281	705	1.25%	28.2%	12/31/2019	2.59	0	0	1.00%	28.5%	12/31/2019	2.68	0	0	0.75%	28.8%
12/31/2018	1.96	260	508	1.25%	-1.2%	12/31/2018	2.02	0	0	1.00%	-1.0%	12/31/2018	2.08	0	0	0.75%	-0.7%
12/31/2017	1.98	209	415	1.25%	26.8%	12/31/2017	2.04	0	0	1.00%	27.2%	12/31/2017	2.10	0	0	0.75%	27.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.30	0	$0	0.50%	-5.4%	12/31/2021	$4.47	0	$0	0.25%	-5.2%	12/31/2021	$4.64	0	$0	0.00%	-4.9%
12/31/2020	4.55	0	0	0.50%	64.1%	12/31/2020	4.71	0	0	0.25%	64.5%	12/31/2020	4.88	0	0	0.00%	64.9%
12/31/2019	2.77	0	0	0.50%	29.1%	12/31/2019	2.86	0	0	0.25%	29.5%	12/31/2019	2.96	0	0	0.00%	29.8%
12/31/2018	2.15	0	0	0.50%	-0.5%	12/31/2018	2.21	0	0	0.25%	-0.2%	12/31/2018	2.28	0	0	0.00%	0.0%
12/31/2017	2.16	0	0	0.50%	27.8%	12/31/2017	2.22	0	0	0.25%	28.1%	12/31/2017	2.28	0	0	0.00%	28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Growth Institutional Fund R Class - 06-198

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,637	$44,743	2,189
Receivables: investments sold	16
Payables: investments purchased	-
Net assets	$34,653

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,653	9,724	$3.56
Band 100	-	-	3.70
Band 75	-	-	3.85
Band 50	-	-	3.99
Band 25	-	-	4.15
Band 0	-	-	4.31
Total	$34,653	9,724

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(977)
Net investment income (loss)			(977)

Gain (loss) on investments:
Net realized gain (loss)			29,240
Realized gain distributions			8,745
Net change in unrealized appreciation (depreciation)			(32,679)
Net gain (loss)			5,306

Increase (decrease) in net assets from operations			$4,329

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(977)	$(767)
Net realized gain (loss)		29,240	83
Realized gain distributions		8,745	7,025
Net change in unrealized appreciation (depreciation)		(32,679)	25,434

Increase (decrease) in net assets from operations		4,329	31,775

Contract owner transactions:
Proceeds from units sold		61,135	33,563
Cost of units redeemed		(140,021)	(449)
Account charges		(3)	(5)
Increase (decrease)		(78,889)	33,109
Net increase (decrease)		(74,560)	64,884
Net assets, beginning		109,213	44,329
Net assets, ending		$34,653	$109,213

Units sold		16,491	9,964
Units redeemed		(35,403)	(160)
Net increase (decrease)		(18,912)	9,804
Units outstanding, beginning		28,636	18,832
Units outstanding, ending		9,724	28,636

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,443,617
Cost of units redeemed/account charges			(1,717,889)
Net investment income (loss)			(42,661)
Net realized gain (loss)			131,766
Realized gain distributions			229,926
Net change in unrealized appreciation (depreciation)			(10,106)
Net assets			$34,653

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.56	10	$35	1.25%	-6.6%	12/31/2021	$3.70	0	$0	1.00%	-6.3%	12/31/2021	$3.85	0	$0	0.75%	-6.1%
12/31/2020	3.81	29	109	1.25%	62.0%	12/31/2020	3.95	0	0	1.00%	62.4%	12/31/2020	4.09	0	0	0.75%	62.8%
12/31/2019	2.35	19	44	1.25%	27.5%	12/31/2019	2.43	0	0	1.00%	27.9%	12/31/2019	2.51	0	0	0.75%	28.2%
12/31/2018	1.85	18	33	1.25%	-1.7%	12/31/2018	1.90	0	0	1.00%	-1.4%	12/31/2018	1.96	0	0	0.75%	-1.2%
12/31/2017	1.88	15	28	1.25%	26.1%	12/31/2017	1.93	0	0	1.00%	26.5%	12/31/2017	1.99	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.99	0	$0	0.50%	-5.9%	12/31/2021	$4.15	0	$0	0.25%	-5.6%	12/31/2021	$4.31	0	$0	0.00%	-5.4%
12/31/2020	4.24	0	0	0.50%	63.2%	12/31/2020	4.40	0	0	0.25%	63.6%	12/31/2020	4.55	0	0	0.00%	64.1%
12/31/2019	2.60	0	0	0.50%	28.5%	12/31/2019	2.69	0	0	0.25%	28.8%	12/31/2019	2.78	0	0	0.00%	29.2%
12/31/2018	2.02	0	0	0.50%	-0.9%	12/31/2018	2.08	0	0	0.25%	-0.7%	12/31/2018	2.15	0	0	0.00%	-0.4%
12/31/2017	2.04	0	0	0.50%	27.1%	12/31/2017	2.10	0	0	0.25%	27.4%	12/31/2017	2.16	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Fund Z Class - 06-CPH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,683,541	$2,378,589	80,435
Receivables: investments sold	-
Payables: investments purchased	(5,049)
Net assets	$2,678,492

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,678,492	982,472	$2.73
Band 100	-	-	2.76
Band 75	-	-	2.80
Band 50	-	-	2.83
Band 25	-	-	2.87
Band 0	-	-	2.90
Total	$2,678,492	982,472

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(34,957)
Net investment income (loss)			(34,957)

Gain (loss) on investments:
Net realized gain (loss)			176,009
Realized gain distributions			486,885
Net change in unrealized appreciation (depreciation)			(202,403)
Net gain (loss)			460,491

Increase (decrease) in net assets from operations			$425,534

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,957)	$(29,243)
Net realized gain (loss)		176,009	149,314
Realized gain distributions		486,885	342,571
Net change in unrealized appreciation (depreciation)		(202,403)	339,938

Increase (decrease) in net assets from operations		425,534	802,580

Contract owner transactions:
Proceeds from units sold		159,649	394,448
Cost of units redeemed		(567,946)	(657,743)
Account charges		(513)	(412)
Increase (decrease)		(408,810)	(263,707)
Net increase (decrease)		16,724	538,873
Net assets, beginning		2,661,768	2,122,895
Net assets, ending		$2,678,492	$2,661,768

Units sold		62,651	198,014
Units redeemed		(217,229)	(333,471)
Net increase (decrease)		(154,578)	(135,457)
Units outstanding, beginning		1,137,050	1,272,507
Units outstanding, ending		982,472	1,137,050

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,235,665
Cost of units redeemed/account charges			(6,861,691)
Net investment income (loss)			(167,532)
Net realized gain (loss)			655,033
Realized gain distributions			1,512,065
Net change in unrealized appreciation (depreciation)			304,952
Net assets			$2,678,492

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.73	982	$2,678	1.25%	16.5%	12/31/2021	$2.76	0	$0	1.00%	16.8%	12/31/2021	$2.80	0	$0	0.75%	17.0%
12/31/2020	2.34	1,137	2,662	1.25%	40.3%	12/31/2020	2.36	0	0	1.00%	40.7%	12/31/2020	2.39	0	0	0.75%	41.0%
12/31/2019	1.67	1,273	2,123	1.25%	32.0%	12/31/2019	1.68	0	0	1.00%	32.3%	12/31/2019	1.69	0	0	0.75%	32.6%
12/31/2018	1.26	2,509	3,172	1.25%	-1.9%	12/31/2018	1.27	0	0	1.00%	-1.7%	12/31/2018	1.28	0	0	0.75%	-1.4%
12/31/2017	1.29	2,265	2,920	1.25%	30.1%	12/31/2017	1.29	0	0	1.00%	30.4%	12/31/2017	1.30	0	0	0.75%	30.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.83	0	$0	0.50%	17.3%	12/31/2021	$2.87	0	$0	0.25%	17.6%	12/31/2021	$2.90	0	$0	0.00%	17.9%
12/31/2020	2.41	0	0	0.50%	41.4%	12/31/2020	2.44	0	0	0.25%	41.7%	12/31/2020	2.46	0	0	0.00%	42.1%
12/31/2019	1.71	0	0	0.50%	33.0%	12/31/2019	1.72	0	0	0.25%	33.3%	12/31/2019	1.73	0	0	0.00%	33.6%
12/31/2018	1.28	0	0	0.50%	-1.2%	12/31/2018	1.29	0	0	0.25%	-0.9%	12/31/2018	1.30	0	0	0.00%	-0.7%
12/31/2017	1.30	0	0	0.50%	31.0%	12/31/2017	1.30	0	0	0.25%	31.4%	12/31/2017	1.31	0	0	0.00%	31.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Institutional Fund Y Class - 06-3GX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,647,428	$4,655,896	109,680
Receivables: investments sold	5,205
Payables: investments purchased	-
Net assets	$4,652,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,652,633	2,499,604	$1.86
Band 100	-	-	1.88
Band 75	-	-	1.89
Band 50	-	-	1.91
Band 25	-	-	1.93
Band 0	-	-	1.94
Total	$4,652,633	2,499,604

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(53,009)
Net investment income (loss)			(53,009)

Gain (loss) on investments:
Net realized gain (loss)			125,296
Realized gain distributions			735,500
Net change in unrealized appreciation (depreciation)			(143,838)
Net gain (loss)			716,958

Increase (decrease) in net assets from operations			$663,949

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(53,009)	$(12,088)
Net realized gain (loss)		125,296	42,904
Realized gain distributions		735,500	152,852
Net change in unrealized appreciation (depreciation)		(143,838)	149,832

Increase (decrease) in net assets from operations		663,949	333,500

Contract owner transactions:
Proceeds from units sold		3,519,054	230,128
Cost of units redeemed		(621,731)	(371,721)
Account charges		(1,398)	(1,477)
Increase (decrease)		2,895,925	(143,070)
Net increase (decrease)		3,559,874	190,430
Net assets, beginning		1,092,759	902,329
Net assets, ending		$4,652,633	$1,092,759

Units sold		2,175,585	182,994
Units redeemed		(362,049)	(290,556)
Net increase (decrease)		1,813,536	(107,562)
Units outstanding, beginning		686,068	793,630
Units outstanding, ending		2,499,604	686,068

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,108,055
Cost of units redeemed/account charges			(1,529,156)
Net investment income (loss)			(70,858)
Net realized gain (loss)			171,291
Realized gain distributions			981,769
Net change in unrealized appreciation (depreciation)			(8,468)
Net assets			$4,652,633

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.86	2,500	$4,653	1.25%	16.9%	12/31/2021	$1.88	0	$0	1.00%	17.2%	12/31/2021	$1.89	0	$0	0.75%	17.4%
12/31/2020	1.59	686	1,093	1.25%	40.1%	12/31/2020	1.60	0	0	1.00%	40.4%	12/31/2020	1.61	0	0	0.75%	40.8%
12/31/2019	1.14	794	902	1.25%	32.0%	12/31/2019	1.14	0	0	1.00%	32.3%	12/31/2019	1.15	0	0	0.75%	32.7%
12/31/2018	0.86	0	0	1.25%	-13.9%	12/31/2018	0.86	0	0	1.00%	-13.8%	12/31/2018	0.86	0	0	0.75%	-13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.91	0	$0	0.50%	17.7%	12/31/2021	$1.93	0	$0	0.25%	18.0%	12/31/2021	$1.94	0	$0	0.00%	18.3%
12/31/2020	1.62	0	0	0.50%	41.1%	12/31/2020	1.63	0	0	0.25%	41.5%	12/31/2020	1.64	0	0	0.00%	41.9%
12/31/2019	1.15	0	0	0.50%	33.0%	12/31/2019	1.15	0	0	0.25%	33.3%	12/31/2019	1.16	0	0	0.00%	33.7%
12/31/2018	0.86	0	0	0.50%	-13.6%	12/31/2018	0.87	0	0	0.25%	-13.5%	12/31/2018	0.87	0	0	0.00%	-13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Focus Fund Y Class - 06-3GY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$308,697	$314,519	10,083
Receivables: investments sold	-
Payables: investments purchased	(40,889)
Net assets	$267,808

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$267,808	193,412	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$267,808	193,412

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,243)
Net investment income (loss)			(6,243)

Gain (loss) on investments:
Net realized gain (loss)			119,650
Realized gain distributions			19,584
Net change in unrealized appreciation (depreciation)			(200,292)
Net gain (loss)			(61,058)

Increase (decrease) in net assets from operations			$(67,301)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,243)	$(4,868)
Net realized gain (loss)		119,650	8,884
Realized gain distributions		19,584	-
Net change in unrealized appreciation (depreciation)		(200,292)	194,839

Increase (decrease) in net assets from operations		(67,301)	198,855

Contract owner transactions:
Proceeds from units sold		55,451	714,187
Cost of units redeemed		(635,792)	(87,202)
Account charges		(3)	(2)
Increase (decrease)		(580,344)	626,983
Net increase (decrease)		(647,645)	825,838
Net assets, beginning		915,453	89,615
Net assets, ending		$267,808	$915,453

Units sold		33,785	553,296
Units redeemed		(402,204)	(74,977)
Net increase (decrease)		(368,419)	478,319
Units outstanding, beginning		561,831	83,512
Units outstanding, ending		193,412	561,831

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$859,634
Cost of units redeemed/account charges			(722,999)
Net investment income (loss)			(11,123)
Net realized gain (loss)			128,534
Realized gain distributions			19,584
Net change in unrealized appreciation (depreciation)			(5,822)
Net assets			$267,808

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	193	$268	1.25%	-15.0%	12/31/2021	$1.40	0	$0	1.00%	-14.8%	12/31/2021	$1.41	0	$0	0.75%	-14.6%
12/31/2020	1.63	562	915	1.25%	51.8%	12/31/2020	1.64	0	0	1.00%	52.2%	12/31/2020	1.65	0	0	0.75%	52.6%
12/31/2019	1.07	84	90	1.25%	23.0%	12/31/2019	1.08	0	0	1.00%	23.3%	12/31/2019	1.08	0	0	0.75%	23.7%
12/31/2018	0.87	0	0	1.25%	-12.8%	12/31/2018	0.87	0	0	1.00%	-12.7%	12/31/2018	0.87	0	0	0.75%	-12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	0.50%	-14.4%	12/31/2021	$1.43	0	$0	0.25%	-14.2%	12/31/2021	$1.45	0	$0	0.00%	-14.0%
12/31/2020	1.66	0	0	0.50%	53.0%	12/31/2020	1.67	0	0	0.25%	53.4%	12/31/2020	1.68	0	0	0.00%	53.8%
12/31/2019	1.08	0	0	0.50%	24.0%	12/31/2019	1.09	0	0	0.25%	24.3%	12/31/2019	1.09	0	0	0.00%	24.6%
12/31/2018	0.87	0	0	0.50%	-12.5%	12/31/2018	0.88	0	0	0.25%	-12.4%	12/31/2018	0.88	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Focus Fund Z Class - 06-3MP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$218,255	$196,578	8,275
Receivables: investments sold	1,534
Payables: investments purchased	-
Net assets	$219,789

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$219,789	157,745	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$219,789	157,745

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,124)
Net investment income (loss)			(3,124)

Gain (loss) on investments:
Net realized gain (loss)			9,836
Realized gain distributions			13,802
Net change in unrealized appreciation (depreciation)			(60,226)
Net gain (loss)			(36,588)

Increase (decrease) in net assets from operations			$(39,712)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,124)	$(2,419)
Net realized gain (loss)		9,836	1,656
Realized gain distributions		13,802	-
Net change in unrealized appreciation (depreciation)		(60,226)	86,900

Increase (decrease) in net assets from operations		(39,712)	86,137

Contract owner transactions:
Proceeds from units sold		33,698	21,359
Cost of units redeemed		(29,714)	(11,170)
Account charges		(31)	(35)
Increase (decrease)		3,953	10,154
Net increase (decrease)		(35,759)	96,291
Net assets, beginning		255,548	159,257
Net assets, ending		$219,789	$255,548

Units sold		20,389	16,238
Units redeemed		(18,554)	(7,889)
Net increase (decrease)		1,835	8,349
Units outstanding, beginning		155,910	147,561
Units outstanding, ending		157,745	155,910

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$282,318
Cost of units redeemed/account charges			(100,172)
Net investment income (loss)			(4,719)
Net realized gain (loss)			4,824
Realized gain distributions			15,861
Net change in unrealized appreciation (depreciation)			21,677
Net assets			$219,789

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	158	$220	1.25%	-15.0%	12/31/2021	$1.40	0	$0	1.00%	-14.8%	12/31/2021	$1.42	0	$0	0.75%	-14.6%
12/31/2020	1.64	156	256	1.25%	51.9%	12/31/2020	1.65	0	0	1.00%	52.2%	12/31/2020	1.66	0	0	0.75%	52.6%
12/31/2019	1.08	148	159	1.25%	23.0%	12/31/2019	1.08	0	0	1.00%	23.3%	12/31/2019	1.09	0	0	0.75%	23.6%
12/31/2018	0.88	0	0	1.25%	-12.2%	12/31/2018	0.88	0	0	1.00%	-12.2%	12/31/2018	0.88	0	0	0.75%	-12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	0.50%	-14.4%	12/31/2021	$1.44	0	$0	0.25%	-14.1%	12/31/2021	$1.45	0	$0	0.00%	-13.9%
12/31/2020	1.67	0	0	0.50%	53.0%	12/31/2020	1.68	0	0	0.25%	53.4%	12/31/2020	1.68	0	0	0.00%	53.8%
12/31/2019	1.09	0	0	0.50%	23.9%	12/31/2019	1.09	0	0	0.25%	24.2%	12/31/2019	1.10	0	0	0.00%	24.5%
12/31/2018	0.88	0	0	0.50%	-12.1%	12/31/2018	0.88	0	0	0.25%	-12.1%	12/31/2018	0.88	0	0	0.00%	-12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	2.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG GW&K Small Mid Cap Inst Class - 06-4TG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,266	$12,010	692
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$13,269

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,269	11,442	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$13,269	11,442

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(129)
Net investment income (loss)			(129)

Gain (loss) on investments:
Net realized gain (loss)			10
Realized gain distributions			685
Net change in unrealized appreciation (depreciation)			1,256
Net gain (loss)			1,951

Increase (decrease) in net assets from operations			$1,822

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(129)	$-
Net realized gain (loss)		10	-
Realized gain distributions		685	-
Net change in unrealized appreciation (depreciation)		1,256	-

Increase (decrease) in net assets from operations		1,822	-

Contract owner transactions:
Proceeds from units sold		11,447	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		11,447	-
Net increase (decrease)		13,269	-
Net assets, beginning		-	-
Net assets, ending		$13,269	$-

Units sold		11,442	-
Units redeemed		-	-
Net increase (decrease)		11,442	-
Units outstanding, beginning		-	-
Units outstanding, ending		11,442	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,447
Cost of units redeemed/account charges			-
Net investment income (loss)			(129)
Net realized gain (loss)			10
Realized gain distributions			685
Net change in unrealized appreciation (depreciation)			1,256
Net assets			$13,269

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	11	$13	1.25%	16.0%	12/31/2021	$1.16	0	$0	1.00%	16.2%	12/31/2021	$1.16	0	$0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	0.50%	16.7%	12/31/2021	$1.17	0	$0	0.25%	17.0%	12/31/2021	$1.17	0	$0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG GW&K Small Mid Cap N Class - 06-4TH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50	$45	2
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$50

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	50	43	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$50	43

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			5
Net gain (loss)			7

Increase (decrease) in net assets from operations			$7

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		2	-
Net change in unrealized appreciation (depreciation)		5	-

Increase (decrease) in net assets from operations		7	-

Contract owner transactions:
Proceeds from units sold		43	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		43	-
Net increase (decrease)		50	-
Net assets, beginning		-	-
Net assets, ending		$50	$-

Units sold		43	-
Units redeemed		-	-
Net increase (decrease)		43	-
Units outstanding, beginning		-	-
Units outstanding, ending		43	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$43
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			5
Net assets			$50

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	1.25%	15.8%	12/31/2021	$1.16	0	$0	1.00%	16.0%	12/31/2021	$1.16	0	$0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	0.50%	16.5%	12/31/2021	$1.17	0	$0	0.25%	16.8%	12/31/2021	$1.17	0	$0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG Renaissance Large Cap Growth Fund N Class - 06-FXW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,354	$56,323	4,255
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$78,349

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,431	36,522	$2.07
Band 100	2,918	1,397	2.09
Band 75	-	-	2.11
Band 50	-	-	2.14
Band 25	-	-	2.16
Band 0	-	-	2.18
Total	$78,349	37,919

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(872)
Net investment income (loss)			(872)

Gain (loss) on investments:
Net realized gain (loss)			942
Realized gain distributions			5,788
Net change in unrealized appreciation (depreciation)			11,764
Net gain (loss)			18,494

Increase (decrease) in net assets from operations			$17,622

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(872)	$(616)
Net realized gain (loss)		942	163
Realized gain distributions		5,788	2,887
Net change in unrealized appreciation (depreciation)		11,764	9,068

Increase (decrease) in net assets from operations		17,622	11,502

Contract owner transactions:
Proceeds from units sold		102	600
Cost of units redeemed		(2,760)	(2,832)
Account charges		(12)	(10)
Increase (decrease)		(2,670)	(2,242)
Net increase (decrease)		14,952	9,260
Net assets, beginning		63,397	54,137
Net assets, ending		$78,349	$63,397

Units sold		56	457
Units redeemed		(1,539)	(2,100)
Net increase (decrease)		(1,483)	(1,643)
Units outstanding, beginning		39,402	41,045
Units outstanding, ending		37,919	39,402

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$48,953
Cost of units redeemed/account charges			(13,609)
Net investment income (loss)			(2,177)
Net realized gain (loss)			1,082
Realized gain distributions			22,069
Net change in unrealized appreciation (depreciation)			22,031
Net assets			$78,349

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.07	37	$75	1.25%	28.4%	12/31/2021	$2.09	1	$3	1.00%	28.7%	12/31/2021	$2.11	0	$0	0.75%	29.0%
12/31/2020	1.61	38	61	1.25%	22.0%	12/31/2020	1.62	1	2	1.00%	22.3%	12/31/2020	1.64	0	0	0.75%	22.6%
12/31/2019	1.32	38	50	1.25%	33.5%	12/31/2019	1.33	3	4	1.00%	33.8%	12/31/2019	1.33	0	0	0.75%	34.2%
12/31/2018	0.99	40	40	1.25%	-8.4%	12/31/2018	0.99	3	3	1.00%	-8.2%	12/31/2018	0.99	0	0	0.75%	-7.9%
12/31/2017	1.08	42	46	1.25%	7.8%	12/31/2017	1.08	3	3	1.00%	7.9%	12/31/2017	1.08	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.14	0	$0	0.50%	29.4%	12/31/2021	$2.16	0	$0	0.25%	29.7%	12/31/2021	$2.18	0	$0	0.00%	30.0%
12/31/2020	1.65	0	0	0.50%	22.9%	12/31/2020	1.66	0	0	0.25%	23.2%	12/31/2020	1.68	0	0	0.00%	23.5%
12/31/2019	1.34	0	0	0.50%	34.5%	12/31/2019	1.35	0	0	0.25%	34.8%	12/31/2019	1.36	0	0	0.00%	35.2%
12/31/2018	1.00	0	0	0.50%	-7.7%	12/31/2018	1.00	0	0	0.25%	-7.5%	12/31/2018	1.01	0	0	0.00%	-7.2%
12/31/2017	1.08	0	0	0.50%	8.2%	12/31/2017	1.08	0	0	0.25%	8.3%	12/31/2017	1.08	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.1%
2019	0.6%
2018	0.5%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Mid-Cap Value Fund Administrative Class - 06-765

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$873,413	$797,822	24,605
Receivables: investments sold	4,998
Payables: investments purchased	-
Net assets	$878,411

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$824,434	224,961	$3.66
Band 100	-	-	3.84
Band 75	-	-	4.01
Band 50	-	-	4.20
Band 25	-	-	4.40
Band 0	53,977	11,530	4.68
Total	$878,411	236,491

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,734
Mortality & expense charges			(9,449)
Net investment income (loss)			(3,715)

Gain (loss) on investments:
Net realized gain (loss)			21,228
Realized gain distributions			85,517
Net change in unrealized appreciation (depreciation)			67,782
Net gain (loss)			174,527

Increase (decrease) in net assets from operations			$170,812

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,715)	$(2,202)
Net realized gain (loss)		21,228	(25,141)
Realized gain distributions		85,517	1,074
Net change in unrealized appreciation (depreciation)		67,782	12,710

Increase (decrease) in net assets from operations		170,812	(13,559)

Contract owner transactions:
Proceeds from units sold		170,116	89,054
Cost of units redeemed		(155,090)	(208,640)
Account charges		(663)	(381)
Increase (decrease)		14,363	(119,967)
Net increase (decrease)		185,175	(133,526)
Net assets, beginning		693,236	826,762
Net assets, ending		$878,411	$693,236

Units sold		49,853	34,527
Units redeemed		(46,136)	(80,172)
Net increase (decrease)		3,717	(45,645)
Units outstanding, beginning		232,774	278,419
Units outstanding, ending		236,491	232,774

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,840,347
Cost of units redeemed/account charges			(9,496,490)
Net investment income (loss)			(215,853)
Net realized gain (loss)			(925,560)
Realized gain distributions			2,600,376
Net change in unrealized appreciation (depreciation)			75,591
Net assets			$878,411

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.66	225	$824	1.25%	24.5%	12/31/2021	$3.84	0	$0	1.00%	24.8%	12/31/2021	$4.01	0	$0	0.75%	25.1%
12/31/2020	2.94	223	656	1.25%	-0.2%	12/31/2020	3.07	0	0	1.00%	0.1%	12/31/2020	3.21	0	0	0.75%	0.4%
12/31/2019	2.95	271	798	1.25%	27.4%	12/31/2019	3.07	0	0	1.00%	27.8%	12/31/2019	3.20	0	0	0.75%	28.1%
12/31/2018	2.31	244	564	1.25%	-17.2%	12/31/2018	2.40	0	0	1.00%	-17.0%	12/31/2018	2.50	0	0	0.75%	-16.8%
12/31/2017	2.80	70	195	1.25%	25.2%	12/31/2017	2.90	0	0	1.00%	25.5%	12/31/2017	3.00	0	0	0.75%	25.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.20	0	$0	0.50%	25.4%	12/31/2021	$4.40	0	$0	0.25%	25.7%	12/31/2021	$4.68	12	$54	0.00%	26.0%
12/31/2020	3.35	0	0	0.50%	0.6%	12/31/2020	3.50	0	0	0.25%	0.9%	12/31/2020	3.71	10	37	0.00%	1.1%
12/31/2019	3.33	0	0	0.50%	28.4%	12/31/2019	3.47	0	0	0.25%	28.7%	12/31/2019	3.67	8	29	0.00%	29.0%
12/31/2018	2.59	0	0	0.50%	-16.6%	12/31/2018	2.70	0	0	0.25%	-16.4%	12/31/2018	2.85	5	14	0.00%	-16.2%
12/31/2017	3.11	0	0	0.50%	26.1%	12/31/2017	3.22	0	0	0.25%	26.4%	12/31/2017	3.40	4	13	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.8%
2019	1.3%
2018	1.8%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Small-Cap Value Fund Administrative Class - 06-231

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,329,359	$7,561,189	412,557
Receivables: investments sold	-
Payables: investments purchased	(4,848)
Net assets	$6,324,511

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,324,511	3,045,811	$2.08
Band 100	-	-	2.15
Band 75	-	-	2.23
Band 50	-	-	2.32
Band 25	-	-	2.40
Band 0	-	-	2.49
Total	$6,324,511	3,045,811

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$74,157
Mortality & expense charges			(74,916)
Net investment income (loss)			(759)

Gain (loss) on investments:
Net realized gain (loss)			(124,893)
Realized gain distributions			431,422
Net change in unrealized appreciation (depreciation)			886,268
Net gain (loss)			1,192,797

Increase (decrease) in net assets from operations			$1,192,038

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(759)	$19,259
Net realized gain (loss)		(124,893)	(597,221)
Realized gain distributions		431,422	18,771
Net change in unrealized appreciation (depreciation)		886,268	160,072

Increase (decrease) in net assets from operations		1,192,038	(399,119)

Contract owner transactions:
Proceeds from units sold		508,536	374,892
Cost of units redeemed		(590,495)	(815,113)
Account charges		(323)	(317)
Increase (decrease)		(82,282)	(440,538)
Net increase (decrease)		1,109,756	(839,657)
Net assets, beginning		5,214,755	6,054,412
Net assets, ending		$6,324,511	$5,214,755

Units sold		265,742	331,121
Units redeemed		(304,238)	(624,404)
Net increase (decrease)		(38,496)	(293,283)
Units outstanding, beginning		3,084,307	3,377,590
Units outstanding, ending		3,045,811	3,084,307

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$50,117,284
Cost of units redeemed/account charges			(57,368,982)
Net investment income (loss)			1,220,422
Net realized gain (loss)			(2,371,042)
Realized gain distributions			15,958,659
Net change in unrealized appreciation (depreciation)			(1,231,830)
Net assets			$6,324,511

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.08	3,046	$6,325	1.25%	22.8%	12/31/2021	$2.15	0	$0	1.00%	23.1%	12/31/2021	$2.23	0	$0	0.75%	23.4%
12/31/2020	1.69	3,084	5,215	1.25%	-5.7%	12/31/2020	1.75	0	0	1.00%	-5.4%	12/31/2020	1.81	0	0	0.75%	-5.2%
12/31/2019	1.79	3,378	6,054	1.25%	22.9%	12/31/2019	1.85	0	0	1.00%	23.2%	12/31/2019	1.91	0	0	0.75%	23.5%
12/31/2018	1.46	3,707	5,407	1.25%	-20.3%	12/31/2018	1.50	0	0	1.00%	-20.1%	12/31/2018	1.55	0	0	0.75%	-19.9%
12/31/2017	1.83	4,635	8,478	1.25%	8.4%	12/31/2017	1.88	0	0	1.00%	8.7%	12/31/2017	1.93	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.32	0	$0	0.50%	23.7%	12/31/2021	$2.40	0	$0	0.25%	24.0%	12/31/2021	$2.49	0	$0	0.00%	24.4%
12/31/2020	1.87	0	0	0.50%	-5.0%	12/31/2020	1.94	0	0	0.25%	-4.7%	12/31/2020	2.00	0	0	0.00%	-4.5%
12/31/2019	1.97	0	0	0.50%	23.8%	12/31/2019	2.03	0	0	0.25%	24.1%	12/31/2019	2.10	0	0	0.00%	24.4%
12/31/2018	1.59	0	0	0.50%	-19.7%	12/31/2018	1.64	0	0	0.25%	-19.5%	12/31/2018	1.69	0	0	0.00%	-19.3%
12/31/2017	1.98	0	0	0.50%	9.2%	12/31/2017	2.03	0	0	0.25%	9.5%	12/31/2017	2.09	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.4%
2019	0.6%
2018	3.0%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO High Yield Fund Admin Class - 06-760

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,709,240	$1,688,786	189,295
Receivables: investments sold	102
Payables: investments purchased	-
Net assets	$1,709,342

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,709,342	604,161	$2.83
Band 100	-	-	2.96
Band 75	-	-	3.10
Band 50	-	-	3.24
Band 25	-	-	3.40
Band 0	-	-	3.61
Total	$1,709,342	604,161

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$82,277
Mortality & expense charges			(24,188)
Net investment income (loss)			58,089

Gain (loss) on investments:
Net realized gain (loss)			30,839
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(45,119)
Net gain (loss)			(14,280)

Increase (decrease) in net assets from operations			$43,809

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$58,089	$62,606
Net realized gain (loss)		30,839	(4,478)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(45,119)	46,557

Increase (decrease) in net assets from operations		43,809	104,685

Contract owner transactions:
Proceeds from units sold		859,812	529,097
Cost of units redeemed		(1,290,463)	(367,230)
Account charges		(616)	(698)
Increase (decrease)		(431,267)	161,169
Net increase (decrease)		(387,458)	265,854
Net assets, beginning		2,096,800	1,830,946
Net assets, ending		$1,709,342	$2,096,800

Units sold		310,213	210,843
Units redeemed		(465,698)	(140,144)
Net increase (decrease)		(155,485)	70,699
Units outstanding, beginning		759,646	688,947
Units outstanding, ending		604,161	759,646

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$19,938,469
Cost of units redeemed/account charges			(21,208,844)
Net investment income (loss)			3,527,364
Net realized gain (loss)			(789,095)
Realized gain distributions			220,994
Net change in unrealized appreciation (depreciation)			20,454
Net assets			$1,709,342

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.83	604	$1,709	1.25%	2.5%	12/31/2021	$2.96	0	$0	1.00%	2.8%	12/31/2021	$3.10	0	$0	0.75%	3.0%
12/31/2020	2.76	760	2,097	1.25%	3.9%	12/31/2020	2.88	0	0	1.00%	4.1%	12/31/2020	3.01	0	0	0.75%	4.4%
12/31/2019	2.66	689	1,831	1.25%	13.3%	12/31/2019	2.77	0	0	1.00%	13.5%	12/31/2019	2.88	0	0	0.75%	13.8%
12/31/2018	2.35	880	2,065	1.25%	-4.0%	12/31/2018	2.44	0	0	1.00%	-3.7%	12/31/2018	2.53	0	0	0.75%	-3.5%
12/31/2017	2.44	1,047	2,557	1.25%	5.4%	12/31/2017	2.53	0	0	1.00%	5.7%	12/31/2017	2.62	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.24	0	$0	0.50%	3.3%	12/31/2021	$3.40	0	$0	0.25%	3.5%	12/31/2021	$3.61	0	$0	0.00%	3.8%
12/31/2020	3.14	0	0	0.50%	4.6%	12/31/2020	3.28	0	0	0.25%	4.9%	12/31/2020	3.48	0	0	0.00%	5.2%
12/31/2019	3.00	0	0	0.50%	14.1%	12/31/2019	3.13	0	0	0.25%	14.4%	12/31/2019	3.31	0	0	0.00%	14.7%
12/31/2018	2.63	0	0	0.50%	-3.2%	12/31/2018	2.73	0	0	0.25%	-3.0%	12/31/2018	2.89	0	0	0.00%	-2.7%
12/31/2017	2.72	0	0	0.50%	6.2%	12/31/2017	2.82	0	0	0.25%	6.5%	12/31/2017	2.97	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.3%
2020	4.4%
2019	5.1%
2018	5.3%
2017	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO High Yield Fund R Class - 06-705

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,354,957	$1,345,488	150,324
Receivables: investments sold	2,474
Payables: investments purchased	-
Net assets	$1,357,431

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$872,429	371,117	$2.35
Band 100	203,913	82,873	2.46
Band 75	-	-	2.58
Band 50	281,089	104,274	2.70
Band 25	-	-	2.82
Band 0	-	-	2.95
Total	$1,357,431	558,264

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$61,087
Mortality & expense charges			(16,933)
Net investment income (loss)			44,154

Gain (loss) on investments:
Net realized gain (loss)			1,817
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,724)
Net gain (loss)			(9,907)

Increase (decrease) in net assets from operations			$34,247

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$44,154	$49,030
Net realized gain (loss)		1,817	(17,000)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(11,724)	18,622

Increase (decrease) in net assets from operations		34,247	50,652

Contract owner transactions:
Proceeds from units sold		83,409	146,625
Cost of units redeemed		(333,128)	(382,794)
Account charges		(523)	(551)
Increase (decrease)		(250,242)	(236,720)
Net increase (decrease)		(215,995)	(186,068)
Net assets, beginning		1,573,426	1,759,494
Net assets, ending		$1,357,431	$1,573,426

Units sold		36,189	71,504
Units redeemed		(142,868)	(173,691)
Net increase (decrease)		(106,679)	(102,187)
Units outstanding, beginning		664,943	767,130
Units outstanding, ending		558,264	664,943

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,737,635
Cost of units redeemed/account charges			(8,805,938)
Net investment income (loss)			1,391,682
Net realized gain (loss)			(102,662)
Realized gain distributions			127,245
Net change in unrealized appreciation (depreciation)			9,469
Net assets			$1,357,431

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.35	371	$872	1.25%	2.1%	12/31/2021	$2.46	83	$204	1.00%	2.4%	12/31/2021	$2.58	0	$0	0.75%	2.7%
12/31/2020	2.30	471	1,084	1.25%	3.5%	12/31/2020	2.40	86	207	1.00%	3.8%	12/31/2020	2.51	0	0	0.75%	4.0%
12/31/2019	2.22	476	1,058	1.25%	12.9%	12/31/2019	2.32	155	359	1.00%	13.1%	12/31/2019	2.41	0	0	0.75%	13.4%
12/31/2018	1.97	555	1,094	1.25%	-4.3%	12/31/2018	2.05	148	302	1.00%	-4.0%	12/31/2018	2.13	0	0	0.75%	-3.8%
12/31/2017	2.06	676	1,392	1.25%	5.1%	12/31/2017	2.13	146	311	1.00%	5.3%	12/31/2017	2.21	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.70	104	$281	0.50%	2.9%	12/31/2021	$2.82	0	$0	0.25%	3.2%	12/31/2021	$2.95	0	$0	0.00%	3.4%
12/31/2020	2.62	108	283	0.50%	4.3%	12/31/2020	2.73	0	0	0.25%	4.5%	12/31/2020	2.86	0	0	0.00%	4.8%
12/31/2019	2.51	137	343	0.50%	13.7%	12/31/2019	2.62	0	0	0.25%	14.0%	12/31/2019	2.73	0	0	0.00%	14.3%
12/31/2018	2.21	161	356	0.50%	-3.6%	12/31/2018	2.29	0	0	0.25%	-3.3%	12/31/2018	2.39	0	0	0.00%	-3.1%
12/31/2017	2.29	167	383	0.50%	5.9%	12/31/2017	2.37	0	0	0.25%	6.1%	12/31/2017	2.46	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.2%
2020	3.9%
2019	4.9%
2018	4.8%
2017	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Income Fund R Class - 06-769

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$275,767	$275,389	24,147
Receivables: investments sold	12,549
Payables: investments purchased	-
Net assets	$288,316

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$288,316	207,739	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.45
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.56
Total	$288,316	207,739

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,499
Mortality & expense charges			(3,583)
Net investment income (loss)			6,916

Gain (loss) on investments:
Net realized gain (loss)			3,934
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,276)
Net gain (loss)			(4,342)

Increase (decrease) in net assets from operations			$2,574

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,916	$12,252
Net realized gain (loss)		3,934	(14,438)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,276)	6,810

Increase (decrease) in net assets from operations		2,574	4,624

Contract owner transactions:
Proceeds from units sold		129,208	172,659
Cost of units redeemed		(192,049)	(255,272)
Account charges		(284)	(188)
Increase (decrease)		(63,125)	(82,801)
Net increase (decrease)		(60,551)	(78,177)
Net assets, beginning		348,867	427,044
Net assets, ending		$288,316	$348,867

Units sold		98,011	129,602
Units redeemed		(138,960)	(201,287)
Net increase (decrease)		(40,949)	(71,685)
Units outstanding, beginning		248,688	320,373
Units outstanding, ending		207,739	248,688

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,847,671
Cost of units redeemed/account charges			(5,809,231)
Net investment income (loss)			274,502
Net realized gain (loss)			(27,987)
Realized gain distributions			2,983
Net change in unrealized appreciation (depreciation)			378
Net assets			$288,316

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	208	$288	1.25%	0.7%	12/31/2021	$1.42	0	$0	1.00%	0.9%	12/31/2021	$1.45	0	$0	0.75%	1.2%
12/31/2020	1.38	208	286	1.25%	3.9%	12/31/2020	1.41	0	0	1.00%	4.2%	12/31/2020	1.44	0	0	0.75%	4.4%
12/31/2019	1.33	305	404	1.25%	6.0%	12/31/2019	1.35	0	0	1.00%	6.3%	12/31/2019	1.38	0	0	0.75%	6.6%
12/31/2018	1.25	458	573	1.25%	-1.3%	12/31/2018	1.27	0	0	1.00%	-1.1%	12/31/2018	1.29	0	0	0.75%	-0.8%
12/31/2017	1.27	1,260	1,598	1.25%	6.6%	12/31/2017	1.28	0	0	1.00%	6.9%	12/31/2017	1.30	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	0.50%	1.4%	12/31/2021	$1.52	0	$0	0.25%	1.7%	12/31/2021	$1.56	0	$0	0.00%	1.9%
12/31/2020	1.47	0	0	0.50%	4.7%	12/31/2020	1.50	0	0	0.25%	4.9%	12/31/2020	1.53	41	62	0.00%	5.2%
12/31/2019	1.40	0	0	0.50%	6.8%	12/31/2019	1.42	0	0	0.25%	7.1%	12/31/2019	1.45	16	23	0.00%	7.4%
12/31/2018	1.31	0	0	0.50%	-0.6%	12/31/2018	1.33	0	0	0.25%	-0.3%	12/31/2018	1.35	254	343	0.00%	-0.1%
12/31/2017	1.32	0	0	0.50%	7.4%	12/31/2017	1.33	0	0	0.25%	7.7%	12/31/2017	1.35	253	342	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.3%
2020	4.2%
2019	5.1%
2018	4.0%
2017	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Income Fund Admin Class - 06-768

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,938,312	$2,965,863	251,823
Receivables: investments sold	68,459
Payables: investments purchased	-
Net assets	$3,006,771

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,006,771	2,089,698	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$3,006,771	2,089,698

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$779,998
Mortality & expense charges			(261,353)
Net investment income (loss)			518,645

Gain (loss) on investments:
Net realized gain (loss)			225,160
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(401,854)
Net gain (loss)			(176,694)

Increase (decrease) in net assets from operations			$341,951

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$518,645	$805,000
Net realized gain (loss)		225,160	(152,088)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(401,854)	347,550

Increase (decrease) in net assets from operations		341,951	1,000,462

Contract owner transactions:
Proceeds from units sold		5,701,391	8,755,473
Cost of units redeemed		(28,630,099)	(6,660,147)
Account charges		(66,019)	(101,522)
Increase (decrease)		(22,994,727)	1,993,804
Net increase (decrease)		(22,652,776)	2,994,266
Net assets, beginning		25,659,547	22,665,281
Net assets, ending		$3,006,771	$25,659,547

Units sold		4,111,881	6,612,112
Units redeemed		(20,047,781)	(5,196,482)
Net increase (decrease)		(15,935,900)	1,415,630
Units outstanding, beginning		18,025,598	16,609,968
Units outstanding, ending		2,089,698	18,025,598

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$54,928,326
Cost of units redeemed/account charges			(55,975,408)
Net investment income (loss)			3,952,652
Net realized gain (loss)			120,528
Realized gain distributions			8,224
Net change in unrealized appreciation (depreciation)			(27,551)
Net assets			$3,006,771

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	2,090	$3,007	1.25%	1.1%	12/31/2021	$1.47	0	$0	1.00%	1.3%	12/31/2021	$1.51	0	$0	0.75%	1.6%
12/31/2020	1.42	18,026	25,660	1.25%	4.3%	12/31/2020	1.45	0	0	1.00%	4.6%	12/31/2020	1.48	0	0	0.75%	4.8%
12/31/2019	1.36	16,610	22,665	1.25%	6.5%	12/31/2019	1.39	0	0	1.00%	6.7%	12/31/2019	1.41	0	0	0.75%	7.0%
12/31/2018	1.28	10,868	13,930	1.25%	-0.9%	12/31/2018	1.30	0	0	1.00%	-0.7%	12/31/2018	1.32	0	0	0.75%	-0.4%
12/31/2017	1.29	14,410	18,642	1.25%	7.0%	12/31/2017	1.31	0	0	1.00%	7.3%	12/31/2017	1.33	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	1.8%	12/31/2021	$1.58	0	$0	0.25%	2.1%	12/31/2021	$1.61	0	$0	0.00%	2.4%
12/31/2020	1.51	0	0	0.50%	5.1%	12/31/2020	1.54	0	0	0.25%	5.4%	12/31/2020	1.58	0	0	0.00%	5.6%
12/31/2019	1.44	0	0	0.50%	7.3%	12/31/2019	1.47	0	0	0.25%	7.5%	12/31/2019	1.49	0	0	0.00%	7.8%
12/31/2018	1.34	0	0	0.50%	-0.2%	12/31/2018	1.36	0	0	0.25%	0.1%	12/31/2018	1.38	0	0	0.00%	0.3%
12/31/2017	1.34	0	0	0.50%	7.8%	12/31/2017	1.36	0	0	0.25%	8.1%	12/31/2017	1.38	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.4%
2020	4.5%
2019	5.3%
2018	4.9%
2017	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Real Return Fund Admin Class - 06-707

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,145,115	$2,995,517	255,917
Receivables: investments sold	7,782
Payables: investments purchased	-
Net assets	$3,152,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,120,751	2,316,716	$1.35
Band 100	-	-	1.39
Band 75	-	-	1.43
Band 50	-	-	1.47
Band 25	-	-	1.51
Band 0	32,146	20,643	1.56
Total	$3,152,897	2,337,359

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$150,017
Mortality & expense charges			(38,768)
Net investment income (loss)			111,249

Gain (loss) on investments:
Net realized gain (loss)			119,549
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(106,963)
Net gain (loss)			12,586

Increase (decrease) in net assets from operations			$123,835

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$111,249	$40,638
Net realized gain (loss)		119,549	45,700
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(106,963)	215,607

Increase (decrease) in net assets from operations		123,835	301,945

Contract owner transactions:
Proceeds from units sold		1,208,345	1,352,347
Cost of units redeemed		(1,660,999)	(900,639)
Account charges		(1,751)	(1,862)
Increase (decrease)		(454,405)	449,846
Net increase (decrease)		(330,570)	751,791
Net assets, beginning		3,483,467	2,731,676
Net assets, ending		$3,152,897	$3,483,467

Units sold		919,005	1,092,340
Units redeemed		(1,271,364)	(732,844)
Net increase (decrease)		(352,359)	359,496
Units outstanding, beginning		2,689,718	2,330,222
Units outstanding, ending		2,337,359	2,689,718

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$24,084,968
Cost of units redeemed/account charges			(21,199,248)
Net investment income (loss)			407,553
Net realized gain (loss)			(403,446)
Realized gain distributions			113,472
Net change in unrealized appreciation (depreciation)			149,598
Net assets			$3,152,897

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	2,317	$3,121	1.25%	4.1%	12/31/2021	$1.39	0	$0	1.00%	4.4%	12/31/2021	$1.43	0	$0	0.75%	4.6%
12/31/2020	1.29	2,669	3,453	1.25%	10.5%	12/31/2020	1.33	0	0	1.00%	10.7%	12/31/2020	1.36	0	0	0.75%	11.0%
12/31/2019	1.17	2,312	2,708	1.25%	6.9%	12/31/2019	1.20	0	0	1.00%	7.2%	12/31/2019	1.23	0	0	0.75%	7.4%
12/31/2018	1.10	2,993	3,279	1.25%	-3.4%	12/31/2018	1.12	0	0	1.00%	-3.2%	12/31/2018	1.14	0	0	0.75%	-2.9%
12/31/2017	1.13	4,820	5,468	1.25%	2.4%	12/31/2017	1.16	0	0	1.00%	2.6%	12/31/2017	1.18	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	4.9%	12/31/2021	$1.51	0	$0	0.25%	5.2%	12/31/2021	$1.56	21	$32	0.00%	5.4%
12/31/2020	1.40	0	0	0.50%	11.3%	12/31/2020	1.44	0	0	0.25%	11.6%	12/31/2020	1.48	20	30	0.00%	11.9%
12/31/2019	1.26	0	0	0.50%	7.7%	12/31/2019	1.29	0	0	0.25%	8.0%	12/31/2019	1.32	18	24	0.00%	8.3%
12/31/2018	1.17	0	0	0.50%	-2.7%	12/31/2018	1.19	0	0	0.25%	-2.5%	12/31/2018	1.22	17	21	0.00%	-2.2%
12/31/2017	1.20	0	0	0.50%	3.1%	12/31/2017	1.22	0	0	0.25%	3.4%	12/31/2017	1.25	13	17	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.5%
2020	2.5%
2019	1.8%
2018	2.6%
2017	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Real Return Fund R Class - 06-708

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$668,620	$669,109	54,307
Receivables: investments sold	453
Payables: investments purchased	-
Net assets	$669,073

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$669,073	520,533	$1.29
Band 100	-	-	1.32
Band 75	-	-	1.36
Band 50	-	-	1.40
Band 25	-	-	1.44
Band 0	-	-	1.49
Total	$669,073	520,533

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$26,149
Mortality & expense charges			(7,105)
Net investment income (loss)			19,044

Gain (loss) on investments:
Net realized gain (loss)			12,093
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(13,888)
Net gain (loss)			(1,795)

Increase (decrease) in net assets from operations			$17,249

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,044	$3,317
Net realized gain (loss)		12,093	19,482
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(13,888)	12,533

Increase (decrease) in net assets from operations		17,249	35,332

Contract owner transactions:
Proceeds from units sold		755,758	410,232
Cost of units redeemed		(518,517)	(277,971)
Account charges		(433)	(329)
Increase (decrease)		236,808	131,932
Net increase (decrease)		254,057	167,264
Net assets, beginning		415,016	247,752
Net assets, ending		$669,073	$415,016

Units sold		601,924	343,963
Units redeemed		(416,187)	(229,080)
Net increase (decrease)		185,737	114,883
Units outstanding, beginning		334,796	219,913
Units outstanding, ending		520,533	334,796

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,810,462
Cost of units redeemed/account charges			(9,075,071)
Net investment income (loss)			70,441
Net realized gain (loss)			(171,010)
Realized gain distributions			34,740
Net change in unrealized appreciation (depreciation)			(489)
Net assets			$669,073

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	521	$669	1.25%	3.7%	12/31/2021	$1.32	0	$0	1.00%	4.0%	12/31/2021	$1.36	0	$0	0.75%	4.2%
12/31/2020	1.24	335	415	1.25%	10.0%	12/31/2020	1.27	0	0	1.00%	10.3%	12/31/2020	1.31	0	0	0.75%	10.6%
12/31/2019	1.13	220	248	1.25%	6.5%	12/31/2019	1.15	0	0	1.00%	6.8%	12/31/2019	1.18	0	0	0.75%	7.0%
12/31/2018	1.06	369	390	1.25%	-3.8%	12/31/2018	1.08	0	0	1.00%	-3.6%	12/31/2018	1.10	0	0	0.75%	-3.3%
12/31/2017	1.10	678	746	1.25%	2.0%	12/31/2017	1.12	0	0	1.00%	2.2%	12/31/2017	1.14	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	4.5%	12/31/2021	$1.44	0	$0	0.25%	4.7%	12/31/2021	$1.49	0	$0	0.00%	5.0%
12/31/2020	1.34	0	0	0.50%	10.9%	12/31/2020	1.38	0	0	0.25%	11.1%	12/31/2020	1.42	0	0	0.00%	11.4%
12/31/2019	1.21	0	0	0.50%	7.3%	12/31/2019	1.24	0	0	0.25%	7.6%	12/31/2019	1.27	0	0	0.00%	7.8%
12/31/2018	1.13	0	0	0.50%	-3.1%	12/31/2018	1.15	0	0	0.25%	-2.8%	12/31/2018	1.18	195	230	0.00%	-2.6%
12/31/2017	1.16	0	0	0.50%	2.7%	12/31/2017	1.19	0	0	0.25%	3.0%	12/31/2017	1.21	198	239	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.8%
2020	2.4%
2019	1.1%
2018	2.1%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Total Return Fund Admin Class - 06-291

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,210,687	$5,312,875	509,332
Receivables: investments sold	20,159
Payables: investments purchased	-
Net assets	$5,230,846

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,230,846	3,095,468	$1.69
Band 100	-	-	1.75
Band 75	-	-	1.82
Band 50	-	-	1.89
Band 25	-	-	1.96
Band 0	-	-	2.03
Total	$5,230,846	3,095,468

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$118,564
Mortality & expense charges			(72,943)
Net investment income (loss)			45,621

Gain (loss) on investments:
Net realized gain (loss)			27,059
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(224,382)
Net gain (loss)			(197,323)

Increase (decrease) in net assets from operations			$(151,702)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45,621	$71,231
Net realized gain (loss)		27,059	82,690
Realized gain distributions		-	282,000
Net change in unrealized appreciation (depreciation)		(224,382)	49,726

Increase (decrease) in net assets from operations		(151,702)	485,647

Contract owner transactions:
Proceeds from units sold		965,053	2,476,487
Cost of units redeemed		(3,134,528)	(2,185,007)
Account charges		(973)	(1,230)
Increase (decrease)		(2,170,448)	290,250
Net increase (decrease)		(2,322,150)	775,897
Net assets, beginning		7,552,996	6,777,099
Net assets, ending		$5,230,846	$7,552,996

Units sold		576,901	1,466,563
Units redeemed		(1,847,397)	(1,304,635)
Net increase (decrease)		(1,270,496)	161,928
Units outstanding, beginning		4,365,964	4,204,036
Units outstanding, ending		3,095,468	4,365,964

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$189,770,708
Cost of units redeemed/account charges			(195,668,600)
Net investment income (loss)			8,069,075
Net realized gain (loss)			(3,098,060)
Realized gain distributions			6,259,911
Net change in unrealized appreciation (depreciation)			(102,188)
Net assets			$5,230,846

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.69	3,095	$5,231	1.25%	-2.3%	12/31/2021	$1.75	0	$0	1.00%	-2.1%	12/31/2021	$1.82	0	$0	0.75%	-1.8%
12/31/2020	1.73	4,366	7,553	1.25%	7.3%	12/31/2020	1.79	0	0	1.00%	7.6%	12/31/2020	1.85	0	0	0.75%	7.9%
12/31/2019	1.61	4,204	6,777	1.25%	6.7%	12/31/2019	1.66	0	0	1.00%	6.9%	12/31/2019	1.72	0	0	0.75%	7.2%
12/31/2018	1.51	4,866	7,355	1.25%	-1.7%	12/31/2018	1.56	0	0	1.00%	-1.5%	12/31/2018	1.60	0	0	0.75%	-1.3%
12/31/2017	1.54	6,292	9,679	1.25%	3.6%	12/31/2017	1.58	9	14	1.00%	3.8%	12/31/2017	1.62	0	0	0.75%	4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.89	0	$0	0.50%	-1.6%	12/31/2021	$1.96	0	$0	0.25%	-1.3%	12/31/2021	$2.03	0	$0	0.00%	-1.1%
12/31/2020	1.92	0	0	0.50%	8.1%	12/31/2020	1.98	0	0	0.25%	8.4%	12/31/2020	2.05	0	0	0.00%	8.7%
12/31/2019	1.77	0	0	0.50%	7.5%	12/31/2019	1.83	0	0	0.25%	7.7%	12/31/2019	1.89	0	0	0.00%	8.0%
12/31/2018	1.65	0	0	0.50%	-1.0%	12/31/2018	1.70	0	0	0.25%	-0.8%	12/31/2018	1.75	0	0	0.00%	-0.5%
12/31/2017	1.67	0	0	0.50%	4.3%	12/31/2017	1.71	0	0	0.25%	4.6%	12/31/2017	1.76	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	2.3%
2019	3.6%
2018	2.7%
2017	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Total Return Fund R Class - 06-680

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,103,531	$4,166,453	400,602
Receivables: investments sold	10,654
Payables: investments purchased	-
Net assets	$4,114,185

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,658,993	2,131,554	$1.72
Band 100	455,192	253,354	1.80
Band 75	-	-	1.88
Band 50	-	-	1.97
Band 25	-	-	2.06
Band 0	-	-	2.16
Total	$4,114,185	2,384,908

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$78,370
Mortality & expense charges			(56,354)
Net investment income (loss)			22,016

Gain (loss) on investments:
Net realized gain (loss)			(8,842)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(146,753)
Net gain (loss)			(155,595)

Increase (decrease) in net assets from operations			$(133,579)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,016	$36,808
Net realized gain (loss)		(8,842)	85,496
Realized gain distributions		-	180,627
Net change in unrealized appreciation (depreciation)		(146,753)	70,676

Increase (decrease) in net assets from operations		(133,579)	373,607

Contract owner transactions:
Proceeds from units sold		445,351	1,660,975
Cost of units redeemed		(1,447,710)	(2,385,674)
Account charges		(2,515)	(2,523)
Increase (decrease)		(1,004,874)	(727,222)
Net increase (decrease)		(1,138,453)	(353,615)
Net assets, beginning		5,252,638	5,606,253
Net assets, ending		$4,114,185	$5,252,638

Units sold		268,336	968,128
Units redeemed		(845,812)	(1,382,273)
Net increase (decrease)		(577,476)	(414,145)
Units outstanding, beginning		2,962,384	3,376,529
Units outstanding, ending		2,384,908	2,962,384

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$113,725,044
Cost of units redeemed/account charges			(115,266,485)
Net investment income (loss)			3,848,464
Net realized gain (loss)			(1,605,833)
Realized gain distributions			3,475,917
Net change in unrealized appreciation (depreciation)			(62,922)
Net assets			$4,114,185

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.72	2,132	$3,659	1.25%	-2.7%	12/31/2021	$1.80	253	$455	1.00%	-2.4%	12/31/2021	$1.88	0	$0	0.75%	-2.2%
12/31/2020	1.76	2,592	4,571	1.25%	6.9%	12/31/2020	1.84	369	679	1.00%	7.2%	12/31/2020	1.92	0	0	0.75%	7.5%
12/31/2019	1.65	2,850	4,700	1.25%	6.3%	12/31/2019	1.72	505	867	1.00%	6.6%	12/31/2019	1.79	0	0	0.75%	6.8%
12/31/2018	1.55	2,451	3,802	1.25%	-2.1%	12/31/2018	1.61	548	883	1.00%	-1.9%	12/31/2018	1.67	0	0	0.75%	-1.6%
12/31/2017	1.58	3,707	5,875	1.25%	3.2%	12/31/2017	1.64	692	1,137	1.00%	3.4%	12/31/2017	1.70	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	0	$0	0.50%	-1.9%	12/31/2021	$2.06	0	$0	0.25%	-1.7%	12/31/2021	$2.16	0	$0	0.00%	-1.4%
12/31/2020	2.01	1	3	0.50%	7.8%	12/31/2020	2.10	0	0	0.25%	8.0%	12/31/2020	2.19	0	0	0.00%	8.3%
12/31/2019	1.86	21	40	0.50%	7.1%	12/31/2019	1.94	0	0	0.25%	7.4%	12/31/2019	2.02	0	0	0.00%	7.6%
12/31/2018	1.74	0	0	0.50%	-1.4%	12/31/2018	1.81	0	0	0.25%	-1.1%	12/31/2018	1.88	0	0	0.00%	-0.9%
12/31/2017	1.76	70	123	0.50%	3.9%	12/31/2017	1.83	0	0	0.25%	4.2%	12/31/2017	1.89	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	1.8%
2019	3.3%
2018	2.4%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Small-Cap Value Fund R6 Class - 06-CPJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,887	$1,900	102
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,887

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,887	1,529	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$1,887	1,529

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$20
Mortality & expense charges			(3,013)
Net investment income (loss)			(2,993)

Gain (loss) on investments:
Net realized gain (loss)			(9,811)
Realized gain distributions			108
Net change in unrealized appreciation (depreciation)			301,092
Net gain (loss)			291,389

Increase (decrease) in net assets from operations			$288,396

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,993)	$24,497
Net realized gain (loss)		(9,811)	(109,898)
Realized gain distributions		108	4,945
Net change in unrealized appreciation (depreciation)		301,092	33,864

Increase (decrease) in net assets from operations		288,396	(46,592)

Contract owner transactions:
Proceeds from units sold		44,931	259,403
Cost of units redeemed		(1,965,165)	(203,589)
Account charges		(645)	(2,328)
Increase (decrease)		(1,920,879)	53,486
Net increase (decrease)		(1,632,483)	6,894
Net assets, beginning		1,634,370	1,627,476
Net assets, ending		$1,887	$1,634,370

Units sold		355,927	310,106
Units redeemed		(1,927,691)	(232,735)
Net increase (decrease)		(1,571,764)	77,371
Units outstanding, beginning		1,573,293	1,495,922
Units outstanding, ending		1,529	1,573,293

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,113,969
Cost of units redeemed/account charges			(3,441,807)
Net investment income (loss)			92,825
Net realized gain (loss)			(441,183)
Realized gain distributions			678,096
Net change in unrealized appreciation (depreciation)			(13)
Net assets			$1,887

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	2	$2	1.25%	23.2%	12/31/2021	$1.25	0	$0	1.00%	23.5%	12/31/2021	$1.27	0	$0	0.75%	23.8%
12/31/2020	1.00	475	476	1.25%	-5.4%	12/31/2020	1.01	0	0	1.00%	-5.2%	12/31/2020	1.02	0	0	0.75%	-5.0%
12/31/2019	1.06	480	508	1.25%	23.3%	12/31/2019	1.07	0	0	1.00%	23.6%	12/31/2019	1.08	0	0	0.75%	23.9%
12/31/2018	0.86	788	677	1.25%	-20.0%	12/31/2018	0.86	0	0	1.00%	-19.8%	12/31/2018	0.87	0	0	0.75%	-19.6%
12/31/2017	1.07	260	279	1.25%	8.7%	12/31/2017	1.08	0	0	1.00%	9.0%	12/31/2017	1.08	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	0	$0	0.50%	24.1%	12/31/2021	$1.30	0	$0	0.25%	24.4%	12/31/2021	$1.32	0	$0	0.00%	24.7%
12/31/2020	1.03	0	0	0.50%	-4.7%	12/31/2020	1.04	0	0	0.25%	-4.5%	12/31/2020	1.05	1,099	1,159	0.00%	-4.2%
12/31/2019	1.08	0	0	0.50%	24.2%	12/31/2019	1.09	0	0	0.25%	24.5%	12/31/2019	1.10	1,016	1,119	0.00%	24.8%
12/31/2018	0.87	0	0	0.50%	-19.4%	12/31/2018	0.88	0	0	0.25%	-19.2%	12/31/2018	0.88	1,097	968	0.00%	-19.0%
12/31/2017	1.08	0	0	0.50%	9.5%	12/31/2017	1.09	0	0	0.25%	9.8%	12/31/2017	1.09	1,281	1,395	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.8%
2019	0.7%
2018	3.8%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Investment Grade Credit Bond Fund Admin Class - 06-CNN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,612	$1,655	150
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,612

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,612	1,334	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$1,612	1,334

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$33
Mortality & expense charges			(12)
Net investment income (loss)			21

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			12
Net change in unrealized appreciation (depreciation)			(54)
Net gain (loss)			(40)

Increase (decrease) in net assets from operations			$(19)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21	$3
Net realized gain (loss)		2	-
Realized gain distributions		12	1
Net change in unrealized appreciation (depreciation)		(54)	11

Increase (decrease) in net assets from operations		(19)	15

Contract owner transactions:
Proceeds from units sold		1,180	537
Cost of units redeemed		(99)	-
Account charges		(2)	-
Increase (decrease)		1,079	537
Net increase (decrease)		1,060	552
Net assets, beginning		552	-
Net assets, ending		$1,612	$552

Units sold		972	445
Units redeemed		(83)	-
Net increase (decrease)		889	445
Units outstanding, beginning		445	-
Units outstanding, ending		1,334	445

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,717
Cost of units redeemed/account charges			(101)
Net investment income (loss)			24
Net realized gain (loss)			2
Realized gain distributions			13
Net change in unrealized appreciation (depreciation)			(43)
Net assets			$1,612

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	1	$2	1.25%	-2.5%	12/31/2021	$1.23	0	$0	1.00%	-2.3%	12/31/2021	$1.24	0	$0	0.75%	-2.0%
12/31/2020	1.24	0	1	1.25%	6.0%	12/31/2020	1.25	0	0	1.00%	6.3%	12/31/2020	1.27	0	0	0.75%	6.5%
12/31/2019	1.17	0	0	1.25%	13.0%	12/31/2019	1.18	0	0	1.00%	13.3%	12/31/2019	1.19	0	0	0.75%	13.6%
12/31/2018	1.03	0	0	1.25%	-3.5%	12/31/2018	1.04	0	0	1.00%	-3.2%	12/31/2018	1.05	0	0	0.75%	-3.0%
12/31/2017	1.07	0	0	1.25%	6.4%	12/31/2017	1.08	0	0	1.00%	6.6%	12/31/2017	1.08	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	0.50%	-1.8%	12/31/2021	$1.28	0	$0	0.25%	-1.5%	12/31/2021	$1.30	0	$0	0.00%	-1.3%
12/31/2020	1.28	0	0	0.50%	6.8%	12/31/2020	1.30	0	0	0.25%	7.1%	12/31/2020	1.31	0	0	0.00%	7.3%
12/31/2019	1.20	0	0	0.50%	13.9%	12/31/2019	1.21	0	0	0.25%	14.2%	12/31/2019	1.22	0	0	0.00%	14.5%
12/31/2018	1.06	0	0	0.50%	-2.8%	12/31/2018	1.06	0	0	0.25%	-2.5%	12/31/2018	1.07	0	0	0.00%	-2.3%
12/31/2017	1.09	0	0	0.50%	7.2%	12/31/2017	1.09	0	0	0.25%	7.4%	12/31/2017	1.09	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.0%
2020	1.8%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO High Yield Fund Institutional Class - 06-FCJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$648,595	$643,645	71,877
Receivables: investments sold	463
Payables: investments purchased	-
Net assets	$649,058

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$649,058	521,656	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$649,058	521,656

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$18,779
Mortality & expense charges			(5,116)
Net investment income (loss)			13,663

Gain (loss) on investments:
Net realized gain (loss)			563
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,133)
Net gain (loss)			(2,570)

Increase (decrease) in net assets from operations			$11,093

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,663	$5,600
Net realized gain (loss)		563	(2,601)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,133)	3,802

Increase (decrease) in net assets from operations		11,093	6,801

Contract owner transactions:
Proceeds from units sold		491,228	127,895
Cost of units redeemed		(12,427)	(136,754)
Account charges		(102)	(28)
Increase (decrease)		478,699	(8,887)
Net increase (decrease)		489,792	(2,086)
Net assets, beginning		159,266	161,352
Net assets, ending		$649,058	$159,266

Units sold		400,395	113,684
Units redeemed		(10,272)	(120,904)
Net increase (decrease)		390,123	(7,220)
Units outstanding, beginning		131,533	138,753
Units outstanding, ending		521,656	131,533

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,386,783
Cost of units redeemed/account charges			(794,744)
Net investment income (loss)			50,267
Net realized gain (loss)			1,802
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,950
Net assets			$649,058

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	522	$649	1.25%	2.8%	12/31/2021	$1.26	0	$0	1.00%	3.0%	12/31/2021	$1.28	0	$0	0.75%	3.3%
12/31/2020	1.21	132	159	1.25%	4.1%	12/31/2020	1.22	0	0	1.00%	4.4%	12/31/2020	1.24	0	0	0.75%	4.6%
12/31/2019	1.16	139	161	1.25%	13.5%	12/31/2019	1.17	0	0	1.00%	13.8%	12/31/2019	1.18	0	0	0.75%	14.1%
12/31/2018	1.02	502	514	1.25%	-3.7%	12/31/2018	1.03	0	0	1.00%	-3.5%	12/31/2018	1.03	0	0	0.75%	-3.2%
12/31/2017	1.06	249	265	1.25%	5.7%	12/31/2017	1.07	0	0	1.00%	6.0%	12/31/2017	1.07	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	3.5%	12/31/2021	$1.31	0	$0	0.25%	3.8%	12/31/2021	$1.33	0	$0	0.00%	4.0%
12/31/2020	1.25	0	0	0.50%	4.9%	12/31/2020	1.26	0	0	0.25%	5.2%	12/31/2020	1.27	0	0	0.00%	5.4%
12/31/2019	1.19	0	0	0.50%	14.4%	12/31/2019	1.20	0	0	0.25%	14.7%	12/31/2019	1.21	0	0	0.00%	15.0%
12/31/2018	1.04	0	0	0.50%	-3.0%	12/31/2018	1.05	0	0	0.25%	-2.7%	12/31/2018	1.05	0	0	0.00%	-2.5%
12/31/2017	1.07	0	0	0.50%	6.5%	12/31/2017	1.08	0	0	0.25%	6.8%	12/31/2017	1.08	0	0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.6%
2020	4.7%
2019	6.1%
2018	5.0%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Income Fund Institutional Class - 06-FCK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,998,319	$9,006,739	773,128
Receivables: investments sold	232,830
Payables: investments purchased	-
Net assets	$9,231,149

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,191,463	7,592,655	$1.21
Band 100	-	-	1.23
Band 75	39,686	31,963	1.24
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$9,231,149	7,624,618

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$398,006
Mortality & expense charges			(124,311)
Net investment income (loss)			273,695

Gain (loss) on investments:
Net realized gain (loss)			38,186
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(190,166)
Net gain (loss)			(151,980)

Increase (decrease) in net assets from operations			$121,715

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$273,695	$348,299
Net realized gain (loss)		38,186	(115,170)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(190,166)	145,128

Increase (decrease) in net assets from operations		121,715	378,257

Contract owner transactions:
Proceeds from units sold		3,990,032	5,418,949
Cost of units redeemed		(4,243,288)	(4,903,842)
Account charges		(14,056)	(15,151)
Increase (decrease)		(267,312)	499,956
Net increase (decrease)		(145,597)	878,213
Net assets, beginning		9,376,746	8,498,533
Net assets, ending		$9,231,149	$9,376,746

Units sold		3,336,699	4,773,673
Units redeemed		(3,559,965)	(4,365,180)
Net increase (decrease)		(223,266)	408,493
Units outstanding, beginning		7,847,884	7,439,391
Units outstanding, ending		7,624,618	7,847,884

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$21,466,215
Cost of units redeemed/account charges			(13,206,694)
Net investment income (loss)			1,090,291
Net realized gain (loss)			(110,243)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,420)
Net assets			$9,231,149

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	7,593	$9,191	1.25%	1.3%	12/31/2021	$1.23	0	$0	1.00%	1.6%	12/31/2021	$1.24	32	$40	0.75%	1.8%
12/31/2020	1.19	7,801	9,320	1.25%	4.6%	12/31/2020	1.21	0	0	1.00%	4.8%	12/31/2020	1.22	47	57	0.75%	5.1%
12/31/2019	1.14	7,397	8,450	1.25%	6.7%	12/31/2019	1.15	0	0	1.00%	7.0%	12/31/2019	1.16	42	49	0.75%	7.3%
12/31/2018	1.07	5,289	5,661	1.25%	-0.7%	12/31/2018	1.08	0	0	1.00%	-0.4%	12/31/2018	1.08	27	29	0.75%	-0.2%
12/31/2017	1.08	557	600	1.25%	7.3%	12/31/2017	1.08	0	0	1.00%	7.5%	12/31/2017	1.08	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	0.50%	2.1%	12/31/2021	$1.27	0	$0	0.25%	2.3%	12/31/2021	$1.29	0	$0	0.00%	2.6%
12/31/2020	1.23	0	0	0.50%	5.4%	12/31/2020	1.24	0	0	0.25%	5.6%	12/31/2020	1.26	0	0	0.00%	5.9%
12/31/2019	1.17	0	0	0.50%	7.5%	12/31/2019	1.18	0	0	0.25%	7.8%	12/31/2019	1.19	0	0	0.00%	8.1%
12/31/2018	1.09	0	0	0.50%	0.1%	12/31/2018	1.09	0	0	0.25%	0.3%	12/31/2018	1.10	0	0	0.00%	0.6%
12/31/2017	1.09	0	0	0.50%	8.1%	12/31/2017	1.09	0	0	0.25%	8.3%	12/31/2017	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.3%
2020	5.2%
2019	5.9%
2018	5.5%
2017	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Real Return Fund Institutional Class - 06-FCM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,643,761	$6,465,524	544,019
Receivables: investments sold	58,554
Payables: investments purchased	-
Net assets	$6,702,315

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,435,073	4,428,555	$1.23
Band 100	-	-	1.24
Band 75	205,609	163,349	1.26
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	1,061,633	812,001	1.31
Total	$6,702,315	5,403,905

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$294,986
Mortality & expense charges			(58,567)
Net investment income (loss)			236,419

Gain (loss) on investments:
Net realized gain (loss)			115,253
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(98,605)
Net gain (loss)			16,648

Increase (decrease) in net assets from operations			$253,067

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$236,419	$80,126
Net realized gain (loss)		115,253	96,689
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(98,605)	217,875

Increase (decrease) in net assets from operations		253,067	394,690

Contract owner transactions:
Proceeds from units sold		3,543,777	4,021,732
Cost of units redeemed		(2,304,504)	(1,910,149)
Account charges		(6,316)	(4,322)
Increase (decrease)		1,232,957	2,107,261
Net increase (decrease)		1,486,024	2,501,951
Net assets, beginning		5,216,291	2,714,340
Net assets, ending		$6,702,315	$5,216,291

Units sold		3,116,315	3,562,807
Units redeemed		(2,111,547)	(1,705,496)
Net increase (decrease)		1,004,768	1,857,311
Units outstanding, beginning		4,399,137	2,541,826
Units outstanding, ending		5,403,905	4,399,137

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,347,624
Cost of units redeemed/account charges			(5,393,335)
Net investment income (loss)			358,644
Net realized gain (loss)			211,145
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			178,237
Net assets			$6,702,315

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	4,429	$5,435	1.25%	4.4%	12/31/2021	$1.24	0	$0	1.00%	4.6%	12/31/2021	$1.26	163	$206	0.75%	4.9%
12/31/2020	1.18	3,582	4,212	1.25%	10.7%	12/31/2020	1.19	0	0	1.00%	11.0%	12/31/2020	1.20	160	192	0.75%	11.3%
12/31/2019	1.06	2,140	2,272	1.25%	7.2%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	32	35	0.75%	7.7%
12/31/2018	0.99	1,193	1,182	1.25%	-3.2%	12/31/2018	1.00	0	0	1.00%	-2.9%	12/31/2018	1.00	16	16	0.75%	-2.7%
12/31/2017	1.02	428	437	1.25%	2.6%	12/31/2017	1.03	0	0	1.00%	2.9%	12/31/2017	1.03	0	0	0.75%	3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.27	0	$0	0.50%	5.2%	12/31/2021	$1.29	0	$0	0.25%	5.4%	12/31/2021	$1.31	812	$1,062	0.00%	5.7%
12/31/2020	1.21	0	0	0.50%	11.6%	12/31/2020	1.22	0	0	0.25%	11.9%	12/31/2020	1.24	657	813	0.00%	12.1%
12/31/2019	1.09	0	0	0.50%	8.0%	12/31/2019	1.09	0	0	0.25%	8.3%	12/31/2019	1.10	370	408	0.00%	8.5%
12/31/2018	1.01	0	0	0.50%	-2.5%	12/31/2018	1.01	0	0	0.25%	-2.2%	12/31/2018	1.02	348	353	0.00%	-2.0%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.7%	12/31/2017	1.04	268	278	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.0%
2020	3.1%
2019	1.7%
2018	2.3%
2017	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Total Return Fund Institutional Class - 06-FCN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,398,537	$3,462,118	333,641
Receivables: investments sold	27,963
Payables: investments purchased	-
Net assets	$3,426,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,426,500	2,967,443	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$3,426,500	2,967,443

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$69,403
Mortality & expense charges			(36,778)
Net investment income (loss)			32,625

Gain (loss) on investments:
Net realized gain (loss)			(4,210)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(81,522)
Net gain (loss)			(85,732)

Increase (decrease) in net assets from operations			$(53,107)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32,625	$14,267
Net realized gain (loss)		(4,210)	13,588
Realized gain distributions		-	53,530
Net change in unrealized appreciation (depreciation)		(81,522)	(5,997)

Increase (decrease) in net assets from operations		(53,107)	75,388

Contract owner transactions:
Proceeds from units sold		3,233,992	1,431,705
Cost of units redeemed		(1,312,061)	(831,944)
Account charges		(1,862)	(1,604)
Increase (decrease)		1,920,069	598,157
Net increase (decrease)		1,866,962	673,545
Net assets, beginning		1,559,538	885,993
Net assets, ending		$3,426,500	$1,559,538

Units sold		2,773,496	1,256,466
Units redeemed		(1,128,609)	(742,310)
Net increase (decrease)		1,644,887	514,156
Units outstanding, beginning		1,322,556	808,400
Units outstanding, ending		2,967,443	1,322,556

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,721,393
Cost of units redeemed/account charges			(2,369,183)
Net investment income (loss)			75,114
Net realized gain (loss)			8,528
Realized gain distributions			54,229
Net change in unrealized appreciation (depreciation)			(63,581)
Net assets			$3,426,500

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	2,967	$3,427	1.25%	-2.1%	12/31/2021	$1.17	0	$0	1.00%	-1.8%	12/31/2021	$1.18	0	$0	0.75%	-1.6%
12/31/2020	1.18	1,323	1,560	1.25%	7.6%	12/31/2020	1.19	0	0	1.00%	7.9%	12/31/2020	1.20	0	0	0.75%	8.1%
12/31/2019	1.10	808	886	1.25%	6.9%	12/31/2019	1.10	0	0	1.00%	7.2%	12/31/2019	1.11	0	0	0.75%	7.5%
12/31/2018	1.02	610	625	1.25%	-1.5%	12/31/2018	1.03	0	0	1.00%	-1.3%	12/31/2018	1.04	0	0	0.75%	-1.0%
12/31/2017	1.04	157	163	1.25%	3.8%	12/31/2017	1.04	0	0	1.00%	4.1%	12/31/2017	1.05	0	0	0.75%	4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	0	$0	0.50%	-1.3%	12/31/2021	$1.21	0	$0	0.25%	-1.1%	12/31/2021	$1.23	0	$0	0.00%	-0.8%
12/31/2020	1.22	0	0	0.50%	8.4%	12/31/2020	1.23	0	0	0.25%	8.7%	12/31/2020	1.24	0	0	0.00%	8.9%
12/31/2019	1.12	0	0	0.50%	7.7%	12/31/2019	1.13	0	0	0.25%	8.0%	12/31/2019	1.14	0	0	0.00%	8.3%
12/31/2018	1.04	0	0	0.50%	-0.8%	12/31/2018	1.05	0	0	0.25%	-0.5%	12/31/2018	1.05	0	0	0.00%	-0.3%
12/31/2017	1.05	0	0	0.50%	4.6%	12/31/2017	1.05	0	0	0.25%	4.9%	12/31/2017	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.8%
2020	2.4%
2019	4.0%
2018	2.8%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Commodity Real Return Strategy Fund Inst Class - 06-GNG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	1.25%	31.8%	12/31/2021	$1.32	0	$0	1.00%	32.2%	12/31/2021	$1.33	0	$0	0.75%	32.5%
12/31/2020	0.99	0	0	1.25%	-0.4%	12/31/2020	1.00	0	0	1.00%	-0.2%	12/31/2020	1.00	0	0	0.75%	0.1%
12/31/2019	0.99	0	0	1.25%	10.9%	12/31/2019	1.00	0	0	1.00%	11.1%	12/31/2019	1.00	0	0	0.75%	11.4%
12/31/2018	0.90	0	0	1.25%	-14.9%	12/31/2018	0.90	0	0	1.00%	-14.6%	12/31/2018	0.90	0	0	0.75%	-14.4%
12/31/2017	1.05	0	0	1.25%	5.3%	12/31/2017	1.05	0	0	1.00%	5.3%	12/31/2017	1.05	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	0.50%	32.8%	12/31/2021	$1.36	0	$0	0.25%	33.1%	12/31/2021	$1.37	0	$0	0.00%	33.5%
12/31/2020	1.01	0	0	0.50%	0.3%	12/31/2020	1.02	0	0	0.25%	0.6%	12/31/2020	1.03	0	0	0.00%	0.8%
12/31/2019	1.01	0	0	0.50%	11.7%	12/31/2019	1.01	0	0	0.25%	12.0%	12/31/2019	1.02	0	0	0.00%	12.3%
12/31/2018	0.90	0	0	0.50%	-14.2%	12/31/2018	0.91	0	0	0.25%	-14.0%	12/31/2018	0.91	0	0	0.00%	-13.8%
12/31/2017	1.05	0	0	0.50%	5.3%	12/31/2017	1.05	0	0	0.25%	5.3%	12/31/2017	1.05	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$152,910	$157,971	14,565
Receivables: investments sold	2,791
Payables: investments purchased	-
Net assets	$155,701

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$155,701	136,767	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$155,701	136,767

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,799
Mortality & expense charges			(2,014)
Net investment income (loss)			3,785

Gain (loss) on investments:
Net realized gain (loss)			(1,159)
Realized gain distributions			1,509
Net change in unrealized appreciation (depreciation)			(6,413)
Net gain (loss)			(6,063)

Increase (decrease) in net assets from operations			$(2,278)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,785	$373
Net realized gain (loss)		(1,159)	98
Realized gain distributions		1,509	477
Net change in unrealized appreciation (depreciation)		(6,413)	1,352

Increase (decrease) in net assets from operations		(2,278)	2,300

Contract owner transactions:
Proceeds from units sold		70,842	221,500
Cost of units redeemed		(31,080)	(105,433)
Account charges		-	(150)
Increase (decrease)		39,762	115,917
Net increase (decrease)		37,484	118,217
Net assets, beginning		118,217	-
Net assets, ending		$155,701	$118,217

Units sold		62,807	396,691
Units redeemed		(27,538)	(295,193)
Net increase (decrease)		35,269	101,498
Units outstanding, beginning		101,498	-
Units outstanding, ending		136,767	101,498

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$292,342
Cost of units redeemed/account charges			(136,663)
Net investment income (loss)			4,158
Net realized gain (loss)			(1,061)
Realized gain distributions			1,986
Net change in unrealized appreciation (depreciation)			(5,061)
Net assets			$155,701

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	137	$156	1.25%	-2.3%	12/31/2021	$1.15	0	$0	1.00%	-2.0%	12/31/2021	$1.16	0	$0	0.75%	-1.8%
12/31/2020	1.16	101	118	1.25%	6.3%	12/31/2020	1.17	0	0	1.00%	6.5%	12/31/2020	1.18	0	0	0.75%	6.8%
12/31/2019	1.10	0	0	1.25%	13.3%	12/31/2019	1.10	0	0	1.00%	13.6%	12/31/2019	1.11	0	0	0.75%	13.9%
12/31/2018	0.97	0	0	1.25%	-3.2%	12/31/2018	0.97	0	0	1.00%	-3.0%	12/31/2018	0.97	0	0	0.75%	-2.8%
12/31/2017	1.00	0	0	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.0%	12/31/2017	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	0.50%	-1.5%	12/31/2021	$1.19	0	$0	0.25%	-1.3%	12/31/2021	$1.20	0	$0	0.00%	-1.0%
12/31/2020	1.19	0	0	0.50%	7.1%	12/31/2020	1.20	0	0	0.25%	7.3%	12/31/2020	1.21	0	0	0.00%	7.6%
12/31/2019	1.11	0	0	0.50%	14.2%	12/31/2019	1.12	0	0	0.25%	14.5%	12/31/2019	1.12	0	0	0.00%	14.8%
12/31/2018	0.97	0	0	0.50%	-2.5%	12/31/2018	0.98	0	0	0.25%	-2.3%	12/31/2018	0.98	0	0	0.00%	-2.0%
12/31/2017	1.00	0	0	0.50%	0.0%	12/31/2017	1.00	0	0	0.25%	0.0%	12/31/2017	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.2%
2020	1.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO All Asset Fund Institutional Class - 06-3FC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$103,273	$96,215	8,094
Receivables: investments sold	95
Payables: investments purchased	-
Net assets	$103,368

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$103,368	78,886	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$103,368	78,886

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11,049
Mortality & expense charges			(1,432)
Net investment income (loss)			9,617

Gain (loss) on investments:
Net realized gain (loss)			20,928
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,634)
Net gain (loss)			10,294

Increase (decrease) in net assets from operations			$19,911

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,617	$5,836
Net realized gain (loss)		20,928	1,782
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(10,634)	8,049

Increase (decrease) in net assets from operations		19,911	15,667

Contract owner transactions:
Proceeds from units sold		12,869	111,462
Cost of units redeemed		(182,662)	(169,048)
Account charges		(4)	(5)
Increase (decrease)		(169,797)	(57,591)
Net increase (decrease)		(149,886)	(41,924)
Net assets, beginning		253,254	295,178
Net assets, ending		$103,368	$253,254

Units sold		10,285	106,802
Units redeemed		(152,012)	(161,491)
Net increase (decrease)		(141,727)	(54,689)
Units outstanding, beginning		220,613	275,302
Units outstanding, ending		78,886	220,613

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$432,283
Cost of units redeemed/account charges			(382,844)
Net investment income (loss)			24,013
Net realized gain (loss)			22,858
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,058
Net assets			$103,368

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	79	$103	1.25%	14.1%	12/31/2021	$1.32	0	$0	1.00%	14.4%	12/31/2021	$1.33	0	$0	0.75%	14.7%
12/31/2020	1.15	221	253	1.25%	7.1%	12/31/2020	1.16	0	0	1.00%	7.3%	12/31/2020	1.16	0	0	0.75%	7.6%
12/31/2019	1.07	275	295	1.25%	10.8%	12/31/2019	1.08	0	0	1.00%	11.1%	12/31/2019	1.08	0	0	0.75%	11.4%
12/31/2018	0.97	88	85	1.25%	-3.2%	12/31/2018	0.97	0	0	1.00%	-3.1%	12/31/2018	0.97	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	0.50%	15.0%	12/31/2021	$1.36	0	$0	0.25%	15.3%	12/31/2021	$1.37	0	$0	0.00%	15.6%
12/31/2020	1.17	0	0	0.50%	7.9%	12/31/2020	1.18	0	0	0.25%	8.1%	12/31/2020	1.18	0	0	0.00%	8.4%
12/31/2019	1.08	0	0	0.50%	11.7%	12/31/2019	1.09	0	0	0.25%	11.9%	12/31/2019	1.09	0	0	0.00%	12.2%
12/31/2018	0.97	0	0	0.50%	-2.9%	12/31/2018	0.97	0	0	0.25%	-2.7%	12/31/2018	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.2%
2020	3.2%
2019	4.3%
2018	7.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$159,359	$162,563	15,003
Receivables: investments sold	1,773
Payables: investments purchased	-
Net assets	$161,132

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$161,132	148,434	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$161,132	148,434

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,421
Mortality & expense charges			(1,795)
Net investment income (loss)			626

Gain (loss) on investments:
Net realized gain (loss)			968
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,992)
Net gain (loss)			(5,024)

Increase (decrease) in net assets from operations			$(4,398)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$626	$1,533
Net realized gain (loss)		968	2,139
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,992)	2,788

Increase (decrease) in net assets from operations		(4,398)	6,460

Contract owner transactions:
Proceeds from units sold		43,203	317,015
Cost of units redeemed		(34,280)	(166,741)
Account charges		(35)	(92)
Increase (decrease)		8,888	150,182
Net increase (decrease)		4,490	156,642
Net assets, beginning		156,642	-
Net assets, ending		$161,132	$156,642

Units sold		52,581	430,310
Units redeemed		(44,272)	(290,185)
Net increase (decrease)		8,309	140,125
Units outstanding, beginning		140,125	-
Units outstanding, ending		148,434	140,125

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$360,218
Cost of units redeemed/account charges			(201,148)
Net investment income (loss)			2,159
Net realized gain (loss)			3,107
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,204)
Net assets			$161,132

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	148	$161	1.25%	-2.9%	12/31/2021	$1.09	0	$0	1.00%	-2.6%	12/31/2021	$1.10	0	$0	0.75%	-2.4%
12/31/2020	1.12	140	157	1.25%	4.9%	12/31/2020	1.12	0	0	1.00%	5.1%	12/31/2020	1.13	0	0	0.75%	5.4%
12/31/2019	1.07	0	0	1.25%	6.0%	12/31/2019	1.07	0	0	1.00%	6.3%	12/31/2019	1.07	0	0	0.75%	6.5%
12/31/2018	1.01	0	0	1.25%	0.5%	12/31/2018	1.01	0	0	1.00%	0.6%	12/31/2018	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	0.50%	-2.2%	12/31/2021	$1.12	0	$0	0.25%	-1.9%	12/31/2021	$1.13	0	$0	0.00%	-1.7%
12/31/2020	1.14	0	0	0.50%	5.7%	12/31/2020	1.14	0	0	0.25%	5.9%	12/31/2020	1.15	0	0	0.00%	6.2%
12/31/2019	1.08	0	0	0.50%	6.8%	12/31/2019	1.08	0	0	0.25%	7.1%	12/31/2019	1.08	0	0	0.00%	7.3%
12/31/2018	1.01	0	0	0.50%	0.7%	12/31/2018	1.01	0	0	0.25%	0.7%	12/31/2018	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	3.1%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long Duration Total Return Fund A Class - 06-33M (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	1.25%	-3.1%	12/31/2021	$1.31	0	$0	1.00%	-2.9%	12/31/2021	$1.32	0	$0	0.75%	-2.7%
12/31/2020	1.34	0	0	1.25%	16.0%	12/31/2020	1.35	0	0	1.00%	16.3%	12/31/2020	1.36	0	0	0.75%	16.5%
12/31/2019	1.15	0	0	1.25%	16.6%	12/31/2019	1.16	0	0	1.00%	16.9%	12/31/2019	1.17	0	0	0.75%	17.2%
12/31/2018	0.99	0	0	1.25%	-1.0%	12/31/2018	0.99	0	0	1.00%	-0.8%	12/31/2018	0.99	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	-2.4%	12/31/2021	$1.35	0	$0	0.25%	-2.2%	12/31/2021	$1.36	0	$0	0.00%	-1.9%
12/31/2020	1.37	0	0	0.50%	16.8%	12/31/2020	1.38	0	0	0.25%	17.1%	12/31/2020	1.39	0	0	0.00%	17.4%
12/31/2019	1.17	0	0	0.50%	17.5%	12/31/2019	1.18	0	0	0.25%	17.8%	12/31/2019	1.18	0	0	0.00%	18.1%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.2%	12/31/2018	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long-Term U.S. Government Fund A Class - 06-33N (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	1.25%	-6.1%	12/31/2021	$1.25	0	$0	1.00%	-5.8%	12/31/2021	$1.26	0	$0	0.75%	-5.6%
12/31/2020	1.32	0	0	1.25%	16.1%	12/31/2020	1.33	0	0	1.00%	16.4%	12/31/2020	1.33	0	0	0.75%	16.7%
12/31/2019	1.13	0	0	1.25%	11.7%	12/31/2019	1.14	0	0	1.00%	11.9%	12/31/2019	1.14	0	0	0.75%	12.2%
12/31/2018	1.02	0	0	1.25%	1.5%	12/31/2018	1.02	0	0	1.00%	1.7%	12/31/2018	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.27	0	$0	0.50%	-5.4%	12/31/2021	$1.28	0	$0	0.25%	-5.1%	12/31/2021	$1.30	0	$0	0.00%	-4.9%
12/31/2020	1.34	0	0	0.50%	17.0%	12/31/2020	1.35	0	0	0.25%	17.3%	12/31/2020	1.36	0	0	0.00%	17.6%
12/31/2019	1.15	0	0	0.50%	12.5%	12/31/2019	1.15	0	0	0.25%	12.8%	12/31/2019	1.16	0	0	0.00%	13.1%
12/31/2018	1.02	0	0	0.50%	2.1%	12/31/2018	1.02	0	0	0.25%	2.3%	12/31/2018	1.03	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AllianzGI Small-Cap Fund R6 Class - 06-3YT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$991	$1,093	38
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$990

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$990	686	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$990	686

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2
Mortality & expense charges			(1)
Net investment income (loss)			1

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			92
Net change in unrealized appreciation (depreciation)			(102)
Net gain (loss)			(10)

Increase (decrease) in net assets from operations			$(9)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1	$(16)
Net realized gain (loss)		-	(354)
Realized gain distributions		92	-
Net change in unrealized appreciation (depreciation)		(102)	-

Increase (decrease) in net assets from operations		(9)	(370)

Contract owner transactions:
Proceeds from units sold		1,000	3,651
Cost of units redeemed		-	(3,281)
Account charges		(1)	-
Increase (decrease)		999	370
Net increase (decrease)		990	-
Net assets, beginning		-	-
Net assets, ending		$990	$-

Units sold		687	3,507
Units redeemed		(1)	(3,507)
Net increase (decrease)		686	-
Units outstanding, beginning		-	-
Units outstanding, ending		686	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,651
Cost of units redeemed/account charges			(3,282)
Net investment income (loss)			(15)
Net realized gain (loss)			(354)
Realized gain distributions			92
Net change in unrealized appreciation (depreciation)			(102)
Net assets			$990

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	1	$1	1.25%	17.9%	12/31/2021	$1.45	0	$0	1.00%	18.2%	12/31/2021	$1.46	0	$0	0.75%	18.5%
12/31/2020	1.22	0	0	1.25%	15.6%	12/31/2020	1.23	0	0	1.00%	15.9%	12/31/2020	1.23	0	0	0.75%	16.2%
12/31/2019	1.06	0	0	1.25%	5.9%	12/31/2019	1.06	0	0	1.00%	6.1%	12/31/2019	1.06	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	18.8%	12/31/2021	$1.48	0	$0	0.25%	19.0%	12/31/2021	$1.49	0	$0	0.00%	19.3%
12/31/2020	1.24	0	0	0.50%	16.5%	12/31/2020	1.24	0	0	0.25%	16.8%	12/31/2020	1.25	0	0	0.00%	17.1%
12/31/2019	1.06	0	0	0.50%	6.3%	12/31/2019	1.06	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Global Bond Opp Fund (U.S. Dollar-Hedged) Inst Class - 06-4CM (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	1.25%	-1.8%	12/31/2021	$1.05	0	$0	1.00%	-1.5%	12/31/2021	$1.06	0	$0	0.75%	-1.3%
12/31/2020	1.06	0	0	1.25%	6.0%	12/31/2020	1.07	0	0	1.00%	6.3%	12/31/2020	1.07	0	0	0.75%	6.5%
12/31/2019	1.00	0	0	1.25%	0.4%	12/31/2019	1.00	0	0	1.00%	0.5%	12/31/2019	1.01	0	0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	0	$0	0.50%	-1.0%	12/31/2021	$1.07	0	$0	0.25%	-0.8%	12/31/2021	$1.08	0	$0	0.00%	-0.5%
12/31/2020	1.07	0	0	0.50%	6.8%	12/31/2020	1.08	0	0	0.25%	7.1%	12/31/2020	1.08	0	0	0.00%	7.3%
12/31/2019	1.01	0	0	0.50%	0.6%	12/31/2019	1.01	0	0	0.25%	0.7%	12/31/2019	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$610,038	$540,246	67,892
Receivables: investments sold	314
Payables: investments purchased	-
Net assets	$610,352

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$610,352	469,739	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$610,352	469,739

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$41,224
Mortality & expense charges			(6,143)
Net investment income (loss)			35,081

Gain (loss) on investments:
Net realized gain (loss)			3,652
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			44,290
Net gain (loss)			47,942

Increase (decrease) in net assets from operations			$83,023

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$35,081	$979
Net realized gain (loss)		3,652	(8,593)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		44,290	29,759

Increase (decrease) in net assets from operations		83,023	22,145

Contract owner transactions:
Proceeds from units sold		91,577	146,213
Cost of units redeemed		(29,754)	(58,822)
Account charges		(1,268)	(1,270)
Increase (decrease)		60,555	86,121
Net increase (decrease)		143,578	108,266
Net assets, beginning		466,774	358,508
Net assets, ending		$610,352	$466,774

Units sold		74,681	149,367
Units redeemed		(24,994)	(62,346)
Net increase (decrease)		49,687	87,021
Units outstanding, beginning		420,052	333,031
Units outstanding, ending		469,739	420,052

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$929,124
Cost of units redeemed/account charges			(433,366)
Net investment income (loss)			41,208
Net realized gain (loss)			(4,941)
Realized gain distributions			8,535
Net change in unrealized appreciation (depreciation)			69,792
Net assets			$610,352

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	470	$610	1.25%	16.9%	12/31/2021	$1.31	0	$0	1.00%	17.2%	12/31/2021	$1.32	0	$0	0.75%	17.5%
12/31/2020	1.11	420	467	1.25%	3.2%	12/31/2020	1.12	0	0	1.00%	3.5%	12/31/2020	1.12	0	0	0.75%	3.7%
12/31/2019	1.08	333	359	1.25%	7.6%	12/31/2019	1.08	0	0	1.00%	7.8%	12/31/2019	1.08	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	17.8%	12/31/2021	$1.33	0	$0	0.25%	18.1%	12/31/2021	$1.34	0	$0	0.00%	18.4%
12/31/2020	1.13	0	0	0.50%	4.0%	12/31/2020	1.13	0	0	0.25%	4.3%	12/31/2020	1.13	0	0	0.00%	4.5%
12/31/2019	1.08	0	0	0.50%	8.2%	12/31/2019	1.08	0	0	0.25%	8.4%	12/31/2019	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.7%
2020	1.3%
2019	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO GNMA and Government Securities Fund Inst Class - 06-49W (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.03	0	$0	1.25%	-1.9%	12/31/2021	$1.04	0	$0	1.00%	-1.6%	12/31/2021	$1.05	0	$0	0.75%	-1.4%
12/31/2020	1.05	0	0	1.25%	4.5%	12/31/2020	1.06	0	0	1.00%	4.8%	12/31/2020	1.06	0	0	0.75%	5.0%
12/31/2019	1.01	0	0	1.25%	0.8%	12/31/2019	1.01	0	0	1.00%	0.9%	12/31/2019	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	0.50%	-1.1%	12/31/2021	$1.06	0	$0	0.25%	-0.9%	12/31/2021	$1.06	0	$0	0.00%	-0.6%
12/31/2020	1.06	0	0	0.50%	5.3%	12/31/2020	1.07	0	0	0.25%	5.5%	12/31/2020	1.07	0	0	0.00%	5.8%
12/31/2019	1.01	0	0	0.50%	1.0%	12/31/2019	1.01	0	0	0.25%	1.1%	12/31/2019	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2025 Inst Class - 06-49F (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	0	$0	1.25%	9.6%	12/31/2021	$1.31	0	$0	1.00%	9.8%	12/31/2021	$1.32	0	$0	0.75%	10.1%
12/31/2020	1.19	0	0	1.25%	13.7%	12/31/2020	1.20	0	0	1.00%	14.0%	12/31/2020	1.20	0	0	0.75%	14.3%
12/31/2019	1.05	0	0	1.25%	4.9%	12/31/2019	1.05	0	0	1.00%	5.0%	12/31/2019	1.05	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	10.4%	12/31/2021	$1.34	0	$0	0.25%	10.7%	12/31/2021	$1.35	0	$0	0.00%	10.9%
12/31/2020	1.20	0	0	0.50%	14.6%	12/31/2020	1.21	0	0	0.25%	14.8%	12/31/2020	1.21	0	0	0.00%	15.1%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2030 Inst Class - 06-49G (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	1.25%	11.6%	12/31/2021	$1.34	0	$0	1.00%	11.8%	12/31/2021	$1.35	0	$0	0.75%	12.1%
12/31/2020	1.20	0	0	1.25%	12.9%	12/31/2020	1.20	0	0	1.00%	13.1%	12/31/2020	1.21	0	0	0.75%	13.4%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	0.50%	12.4%	12/31/2021	$1.37	0	$0	0.25%	12.7%	12/31/2021	$1.38	0	$0	0.00%	13.0%
12/31/2020	1.21	0	0	0.50%	13.7%	12/31/2020	1.21	0	0	0.25%	14.0%	12/31/2020	1.22	0	0	0.00%	14.3%
12/31/2019	1.06	0	0	0.50%	6.4%	12/31/2019	1.07	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2035 Inst Class - 06-49H (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	1.25%	13.6%	12/31/2021	$1.38	0	$0	1.00%	13.9%	12/31/2021	$1.39	0	$0	0.75%	14.2%
12/31/2020	1.21	0	0	1.25%	12.3%	12/31/2020	1.21	0	0	1.00%	12.6%	12/31/2020	1.21	0	0	0.75%	12.9%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	0.50%	14.5%	12/31/2021	$1.40	0	$0	0.25%	14.8%	12/31/2021	$1.41	0	$0	0.00%	15.1%
12/31/2020	1.22	0	0	0.50%	13.2%	12/31/2020	1.22	0	0	0.25%	13.4%	12/31/2020	1.23	0	0	0.00%	13.7%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.8%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2040 Inst Class - 06-49J (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	1.25%	15.2%	12/31/2021	$1.41	0	$0	1.00%	15.4%	12/31/2021	$1.42	0	$0	0.75%	15.7%
12/31/2020	1.22	0	0	1.25%	12.4%	12/31/2020	1.22	0	0	1.00%	12.7%	12/31/2020	1.23	0	0	0.75%	13.0%
12/31/2019	1.08	0	0	1.25%	8.4%	12/31/2019	1.09	0	0	1.00%	8.5%	12/31/2019	1.09	0	0	0.75%	8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	0.50%	16.0%	12/31/2021	$1.44	0	$0	0.25%	16.3%	12/31/2021	$1.44	0	$0	0.00%	16.6%
12/31/2020	1.23	0	0	0.50%	13.2%	12/31/2020	1.23	0	0	0.25%	13.5%	12/31/2020	1.24	0	0	0.00%	13.8%
12/31/2019	1.09	0	0	0.50%	8.7%	12/31/2019	1.09	0	0	0.25%	8.8%	12/31/2019	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2045 Inst Class - 06-49K (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	1.25%	16.2%	12/31/2021	$1.44	0	$0	1.00%	16.5%	12/31/2021	$1.44	0	$0	0.75%	16.8%
12/31/2020	1.23	0	0	1.25%	12.5%	12/31/2020	1.23	0	0	1.00%	12.8%	12/31/2020	1.24	0	0	0.75%	13.1%
12/31/2019	1.09	0	0	1.25%	9.1%	12/31/2019	1.09	0	0	1.00%	9.2%	12/31/2019	1.09	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	0.50%	17.1%	12/31/2021	$1.46	0	$0	0.25%	17.4%	12/31/2021	$1.47	0	$0	0.00%	17.7%
12/31/2020	1.24	0	0	0.50%	13.4%	12/31/2020	1.24	0	0	0.25%	13.7%	12/31/2020	1.25	0	0	0.00%	13.9%
12/31/2019	1.09	0	0	0.50%	9.4%	12/31/2019	1.09	0	0	0.25%	9.4%	12/31/2019	1.10	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2050 Inst Class - 06-49M (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	1.25%	17.0%	12/31/2021	$1.45	0	$0	1.00%	17.3%	12/31/2021	$1.46	0	$0	0.75%	17.6%
12/31/2020	1.23	0	0	1.25%	12.3%	12/31/2020	1.23	0	0	1.00%	12.6%	12/31/2020	1.24	0	0	0.75%	12.9%
12/31/2019	1.10	0	0	1.25%	9.5%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	0.50%	17.9%	12/31/2021	$1.47	0	$0	0.25%	18.2%	12/31/2021	$1.48	0	$0	0.00%	18.5%
12/31/2020	1.24	0	0	0.50%	13.2%	12/31/2020	1.25	0	0	0.25%	13.4%	12/31/2020	1.25	0	0	0.00%	13.7%
12/31/2019	1.10	0	0	0.50%	9.8%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2055 Inst Class - 06-49N (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	1.25%	17.3%	12/31/2021	$1.45	0	$0	1.00%	17.6%	12/31/2021	$1.45	0	$0	0.75%	17.8%
12/31/2020	1.23	0	0	1.25%	11.9%	12/31/2020	1.23	0	0	1.00%	12.2%	12/31/2020	1.23	0	0	0.75%	12.5%
12/31/2019	1.10	0	0	1.25%	9.5%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	0.50%	18.1%	12/31/2021	$1.47	0	$0	0.25%	18.4%	12/31/2021	$1.48	0	$0	0.00%	18.7%
12/31/2020	1.24	0	0	0.50%	12.7%	12/31/2020	1.24	0	0	0.25%	13.0%	12/31/2020	1.25	0	0	0.00%	13.3%
12/31/2019	1.10	0	0	0.50%	9.8%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend Inc Instl Class - 06-49P (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	0	$0	1.25%	7.6%	12/31/2021	$1.26	0	$0	1.00%	7.9%	12/31/2021	$1.27	0	$0	0.75%	8.2%
12/31/2020	1.16	0	0	1.25%	12.5%	12/31/2020	1.17	0	0	1.00%	12.8%	12/31/2020	1.17	0	0	0.75%	13.1%
12/31/2019	1.03	0	0	1.25%	3.5%	12/31/2019	1.04	0	0	1.00%	3.5%	12/31/2019	1.04	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	0	$0	0.50%	8.4%	12/31/2021	$1.28	0	$0	0.25%	8.7%	12/31/2021	$1.29	0	$0	0.00%	9.0%
12/31/2020	1.18	0	0	0.50%	13.4%	12/31/2020	1.18	0	0	0.25%	13.7%	12/31/2020	1.18	0	0	0.00%	14.0%
12/31/2019	1.04	0	0	0.50%	3.7%	12/31/2019	1.04	0	0	0.25%	3.8%	12/31/2019	1.04	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend Income Fund Admin Class - 06-3YG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	1.25%	7.4%	12/31/2021	$1.27	0	$0	1.00%	7.7%	12/31/2021	$1.28	0	$0	0.75%	7.9%
12/31/2020	1.18	0	0	1.25%	12.3%	12/31/2020	1.18	0	0	1.00%	12.6%	12/31/2020	1.19	0	0	0.75%	12.9%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.9%	12/31/2019	1.05	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	8.2%	12/31/2021	$1.30	0	$0	0.25%	8.5%	12/31/2021	$1.30	0	$0	0.00%	8.7%
12/31/2020	1.19	0	0	0.50%	13.1%	12/31/2020	1.19	0	0	0.25%	13.4%	12/31/2020	1.20	0	0	0.00%	13.7%
12/31/2019	1.05	0	0	0.50%	5.1%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2025 Fund Admin Class - 06-3Y3 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	0	$0	1.25%	9.3%	12/31/2021	$1.32	0	$0	1.00%	9.6%	12/31/2021	$1.33	0	$0	0.75%	9.9%
12/31/2020	1.20	0	0	1.25%	13.4%	12/31/2020	1.20	0	0	1.00%	13.7%	12/31/2020	1.21	0	0	0.75%	13.9%
12/31/2019	1.06	0	0	1.25%	5.6%	12/31/2019	1.06	0	0	1.00%	5.7%	12/31/2019	1.06	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	10.2%	12/31/2021	$1.34	0	$0	0.25%	10.4%	12/31/2021	$1.35	0	$0	0.00%	10.7%
12/31/2020	1.21	0	0	0.50%	14.2%	12/31/2020	1.22	0	0	0.25%	14.5%	12/31/2020	1.22	0	0	0.00%	14.8%
12/31/2019	1.06	0	0	0.50%	6.0%	12/31/2019	1.06	0	0	0.25%	6.1%	12/31/2019	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2030 Fund Admin Class - 06-3Y4 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	1.25%	11.3%	12/31/2021	$1.34	0	$0	1.00%	11.5%	12/31/2021	$1.35	0	$0	0.75%	11.8%
12/31/2020	1.20	0	0	1.25%	12.6%	12/31/2020	1.20	0	0	1.00%	12.9%	12/31/2020	1.21	0	0	0.75%	13.2%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	0.50%	12.1%	12/31/2021	$1.36	0	$0	0.25%	12.4%	12/31/2021	$1.37	0	$0	0.00%	12.7%
12/31/2020	1.21	0	0	0.50%	13.5%	12/31/2020	1.21	0	0	0.25%	13.8%	12/31/2020	1.22	0	0	0.00%	14.1%
12/31/2019	1.07	0	0	0.50%	6.6%	12/31/2019	1.07	0	0	0.25%	6.8%	12/31/2019	1.07	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2035 Fund Admin Class - 06-3Y6 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	1.25%	13.4%	12/31/2021	$1.36	0	$0	1.00%	13.7%	12/31/2021	$1.37	0	$0	0.75%	14.0%
12/31/2020	1.20	0	0	1.25%	12.0%	12/31/2020	1.20	0	0	1.00%	12.3%	12/31/2020	1.20	0	0	0.75%	12.6%
12/31/2019	1.07	0	0	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	0.50%	14.3%	12/31/2021	$1.39	0	$0	0.25%	14.5%	12/31/2021	$1.40	0	$0	0.00%	14.8%
12/31/2020	1.21	0	0	0.50%	12.8%	12/31/2020	1.21	0	0	0.25%	13.1%	12/31/2020	1.22	0	0	0.00%	13.4%
12/31/2019	1.07	0	0	0.50%	7.2%	12/31/2019	1.07	0	0	0.25%	7.3%	12/31/2019	1.07	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2040 Fund Admin Class - 06-3Y7 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	1.25%	14.8%	12/31/2021	$1.39	0	$0	1.00%	15.1%	12/31/2021	$1.40	0	$0	0.75%	15.4%
12/31/2020	1.20	0	0	1.25%	12.1%	12/31/2020	1.21	0	0	1.00%	12.4%	12/31/2020	1.21	0	0	0.75%	12.6%
12/31/2019	1.07	0	0	1.25%	7.1%	12/31/2019	1.07	0	0	1.00%	7.3%	12/31/2019	1.07	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	15.6%	12/31/2021	$1.41	0	$0	0.25%	15.9%	12/31/2021	$1.42	0	$0	0.00%	16.2%
12/31/2020	1.21	0	0	0.50%	12.9%	12/31/2020	1.22	0	0	0.25%	13.2%	12/31/2020	1.22	0	0	0.00%	13.5%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2045 Fund Admin Class - 06-3Y9 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	1.25%	16.0%	12/31/2021	$1.40	0	$0	1.00%	16.3%	12/31/2021	$1.41	0	$0	0.75%	16.6%
12/31/2020	1.20	0	0	1.25%	12.2%	12/31/2020	1.21	0	0	1.00%	12.4%	12/31/2020	1.21	0	0	0.75%	12.7%
12/31/2019	1.07	0	0	1.25%	7.3%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	0.50%	16.9%	12/31/2021	$1.43	0	$0	0.25%	17.1%	12/31/2021	$1.44	0	$0	0.00%	17.4%
12/31/2020	1.22	0	0	0.50%	13.0%	12/31/2020	1.22	0	0	0.25%	13.3%	12/31/2020	1.23	0	0	0.00%	13.6%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2050 Fund Admin Class - 06-3YC (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	1.25%	16.7%	12/31/2021	$1.41	0	$0	1.00%	17.0%	12/31/2021	$1.42	0	$0	0.75%	17.3%
12/31/2020	1.20	0	0	1.25%	12.0%	12/31/2020	1.21	0	0	1.00%	12.3%	12/31/2020	1.21	0	0	0.75%	12.6%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	0.50%	17.6%	12/31/2021	$1.44	0	$0	0.25%	17.8%	12/31/2021	$1.45	0	$0	0.00%	18.1%
12/31/2020	1.22	0	0	0.50%	12.8%	12/31/2020	1.22	0	0	0.25%	13.1%	12/31/2020	1.23	0	0	0.00%	13.4%
12/31/2019	1.08	0	0	0.50%	7.9%	12/31/2019	1.08	0	0	0.25%	8.1%	12/31/2019	1.08	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2055 Fund Admin Class - 06-3YF (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	1.25%	17.0%	12/31/2021	$1.41	0	$0	1.00%	17.2%	12/31/2021	$1.42	0	$0	0.75%	17.5%
12/31/2020	1.20	0	0	1.25%	11.7%	12/31/2020	1.21	0	0	1.00%	11.9%	12/31/2020	1.21	0	0	0.75%	12.2%
12/31/2019	1.08	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.7%	12/31/2019	1.08	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	0.50%	17.8%	12/31/2021	$1.44	0	$0	0.25%	18.1%	12/31/2021	$1.45	0	$0	0.00%	18.4%
12/31/2020	1.21	0	0	0.50%	12.5%	12/31/2020	1.22	0	0	0.25%	12.8%	12/31/2020	1.22	0	0	0.00%	13.1%
12/31/2019	1.08	0	0	0.50%	8.0%	12/31/2019	1.08	0	0	0.25%	8.1%	12/31/2019	1.08	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Low Duration Instl Inst Class - 06-4R7 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	0	$0	1.25%	-1.9%	12/31/2021	$0.99	0	$0	1.00%	-1.7%	12/31/2021	$0.99	0	$0	0.75%	-1.4%
12/31/2020	1.00	0	0	1.25%	0.2%	12/31/2020	1.00	0	0	1.00%	0.2%	12/31/2020	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-1.2%	12/31/2021	$0.99	0	$0	0.25%	-0.9%	12/31/2021	$1.00	0	$0	0.00%	-0.7%
12/31/2020	1.00	0	0	0.50%	0.3%	12/31/2020	1.00	0	0	0.25%	0.3%	12/31/2020	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO STCKPLUS INSTL Institutional Class - 06-4K3

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$133,618	$107,235	10,257
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$133,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$133,652	77,257	$1.73
Band 100	-	-	1.74
Band 75	-	-	1.74
Band 50	-	-	1.75
Band 25	-	-	1.76
Band 0	-	-	1.77
Total	$133,652	77,257

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,331
Mortality & expense charges			(1,756)
Net investment income (loss)			4,575

Gain (loss) on investments:
Net realized gain (loss)			8,470
Realized gain distributions			11,889
Net change in unrealized appreciation (depreciation)			8,064
Net gain (loss)			28,423

Increase (decrease) in net assets from operations			$32,998

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,575	$2,110
Net realized gain (loss)		8,470	11,351
Realized gain distributions		11,889	1,306
Net change in unrealized appreciation (depreciation)		8,064	18,319

Increase (decrease) in net assets from operations		32,998	33,086

Contract owner transactions:
Proceeds from units sold		2,577	370,012
Cost of units redeemed		(27,316)	(277,053)
Account charges		(381)	(271)
Increase (decrease)		(25,120)	92,688
Net increase (decrease)		7,878	125,774
Net assets, beginning		125,774	-
Net assets, ending		$133,652	$125,774

Units sold		1,663	324,388
Units redeemed		(16,294)	(232,500)
Net increase (decrease)		(14,631)	91,888
Units outstanding, beginning		91,888	-
Units outstanding, ending		77,257	91,888

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$372,589
Cost of units redeemed/account charges			(305,021)
Net investment income (loss)			6,685
Net realized gain (loss)			19,821
Realized gain distributions			13,195
Net change in unrealized appreciation (depreciation)			26,383
Net assets			$133,652

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.73	77	$134	1.25%	26.4%	12/31/2021	$1.74	0	$0	1.00%	26.7%	12/31/2021	$1.74	0	$0	0.75%	27.0%
12/31/2020	1.37	92	126	1.25%	36.9%	12/31/2020	1.37	0	0	1.00%	37.1%	12/31/2020	1.37	0	0	0.75%	37.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	0	$0	0.50%	27.3%	12/31/2021	$1.76	0	$0	0.25%	27.7%	12/31/2021	$1.77	0	$0	0.00%	28.0%
12/31/2020	1.38	0	0	0.50%	37.6%	12/31/2020	1.38	0	0	0.25%	37.8%	12/31/2020	1.38	0	0	0.00%	38.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.9%
2020	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$155,974	$156,409	14,690
Receivables: investments sold	33
Payables: investments purchased	-
Net assets	$156,007

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$156,007	79,352	$1.97
Band 100	-	-	1.97
Band 75	-	-	1.98
Band 50	-	-	1.99
Band 25	-	-	2.00
Band 0	-	-	2.01
Total	$156,007	79,352

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$14,862
Mortality & expense charges			(1,045)
Net investment income (loss)			13,817

Gain (loss) on investments:
Net realized gain (loss)			4,610
Realized gain distributions			971
Net change in unrealized appreciation (depreciation)			(16,268)
Net gain (loss)			(10,687)

Increase (decrease) in net assets from operations			$3,130

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,817	$2,799
Net realized gain (loss)		4,610	6,722
Realized gain distributions		971	-
Net change in unrealized appreciation (depreciation)		(16,268)	15,833

Increase (decrease) in net assets from operations		3,130	25,354

Contract owner transactions:
Proceeds from units sold		124,693	133,834
Cost of units redeemed		(35,014)	(95,676)
Account charges		(196)	(118)
Increase (decrease)		89,483	38,040
Net increase (decrease)		92,613	63,394
Net assets, beginning		63,394	-
Net assets, ending		$156,007	$63,394

Units sold		82,576	108,908
Units redeemed		(39,552)	(72,580)
Net increase (decrease)		43,024	36,328
Units outstanding, beginning		36,328	-
Units outstanding, ending		79,352	36,328

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$258,527
Cost of units redeemed/account charges			(131,004)
Net investment income (loss)			16,616
Net realized gain (loss)			11,332
Realized gain distributions			971
Net change in unrealized appreciation (depreciation)			(435)
Net assets			$156,007

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	79	$156	1.25%	12.7%	12/31/2021	$1.97	0	$0	1.00%	12.9%	12/31/2021	$1.98	0	$0	0.75%	13.2%
12/31/2020	1.75	36	63	1.25%	74.5%	12/31/2020	1.75	0	0	1.00%	74.8%	12/31/2020	1.75	0	0	0.75%	75.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.99	0	$0	0.50%	13.5%	12/31/2021	$2.00	0	$0	0.25%	13.8%	12/31/2021	$2.01	0	$0	0.00%	14.1%
12/31/2020	1.75	0	0	0.50%	75.4%	12/31/2020	1.76	0	0	0.25%	75.7%	12/31/2020	1.76	0	0	0.00%	76.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	13.5%
2020	10.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Extended Duration Inst Class - 06-4YF (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	0.1%	12/31/2021	$1.00	0	$0	1.00%	0.2%	12/31/2021	$1.00	0	$0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	0.4%	12/31/2021	$1.01	0	$0	0.25%	0.5%	12/31/2021	$1.01	0	$0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Glbl Bd Opps Unhdg Inst Class - 06-4XF (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.97	0	$0	1.25%	-2.8%	12/31/2021	$0.97	0	$0	1.00%	-2.7%	12/31/2021	$0.97	0	$0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	0	$0	0.50%	-2.5%	12/31/2021	$0.98	0	$0	0.25%	-2.3%	12/31/2021	$0.98	0	$0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long Dur Total Ret Instl Class - 06-4Y7 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-0.8%	12/31/2021	$0.99	0	$0	1.00%	-0.7%	12/31/2021	$0.99	0	$0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-0.5%	12/31/2021	$1.00	0	$0	0.25%	-0.4%	12/31/2021	$1.00	0	$0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long-Term Crdt Bd Instl Class - 06-4Y9 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	0	$0	1.25%	-1.5%	12/31/2021	$0.99	0	$0	1.00%	-1.4%	12/31/2021	$0.99	0	$0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-1.2%	12/31/2021	$0.99	0	$0	0.25%	-1.1%	12/31/2021	$0.99	0	$0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long-Term US Gvt Instl Class - 06-4YC (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-1.1%	12/31/2021	$0.99	0	$0	1.00%	-1.0%	12/31/2021	$0.99	0	$0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-0.8%	12/31/2021	$0.99	0	$0	0.25%	-0.7%	12/31/2021	$0.99	0	$0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Moderate Duration Instl Class - 06-4YH (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	0	$0	1.25%	-1.8%	12/31/2021	$0.98	0	$0	1.00%	-1.7%	12/31/2021	$0.98	0	$0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-1.4%	12/31/2021	$0.99	0	$0	0.25%	-1.3%	12/31/2021	$0.99	0	$0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Stckplus Lg Dur Instl Class - 06-4YG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	0	$0	1.25%	8.3%	12/31/2021	$1.08	0	$0	1.00%	8.4%	12/31/2021	$1.08	0	$0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	0	$0	0.50%	8.6%	12/31/2021	$1.09	0	$0	0.25%	8.7%	12/31/2021	$1.09	0	$0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Dividend Value Fund Administrative Class - 06-202

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,730	$25,068	1,851
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$25,733

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,733	12,147	$2.12
Band 100	-	-	2.20
Band 75	-	-	2.29
Band 50	-	-	2.37
Band 25	-	-	2.47
Band 0	-	-	2.56
Total	$25,733	12,147

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$311
Mortality & expense charges			(283)
Net investment income (loss)			28

Gain (loss) on investments:
Net realized gain (loss)			(17)
Realized gain distributions			1,191
Net change in unrealized appreciation (depreciation)			4,254
Net gain (loss)			5,428

Increase (decrease) in net assets from operations			$5,456

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28	$160
Net realized gain (loss)		(17)	(4,754)
Realized gain distributions		1,191	1
Net change in unrealized appreciation (depreciation)		4,254	2,348

Increase (decrease) in net assets from operations		5,456	(2,245)

Contract owner transactions:
Proceeds from units sold		270	1,097
Cost of units redeemed		5	(13,090)
Account charges		(10)	(10)
Increase (decrease)		265	(12,003)
Net increase (decrease)		5,721	(14,248)
Net assets, beginning		20,012	34,260
Net assets, ending		$25,733	$20,012

Units sold		163	733
Units redeemed		(17)	(8,528)
Net increase (decrease)		146	(7,795)
Units outstanding, beginning		12,001	19,796
Units outstanding, ending		12,147	12,001

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,532,935
Cost of units redeemed/account charges			(5,956,944)
Net investment income (loss)			179,919
Net realized gain (loss)			77,441
Realized gain distributions			191,720
Net change in unrealized appreciation (depreciation)			662
Net assets			$25,733

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.12	12	$26	1.25%	27.0%	12/31/2021	$2.20	0	$0	1.00%	27.4%	12/31/2021	$2.29	0	$0	0.75%	27.7%
12/31/2020	1.67	12	20	1.25%	-3.6%	12/31/2020	1.73	0	0	1.00%	-3.4%	12/31/2020	1.79	0	0	0.75%	-3.2%
12/31/2019	1.73	20	34	1.25%	23.2%	12/31/2019	1.79	0	0	1.00%	23.5%	12/31/2019	1.85	0	0	0.75%	23.8%
12/31/2018	1.40	20	28	1.25%	-11.1%	12/31/2018	1.45	0	0	1.00%	-10.9%	12/31/2018	1.49	0	0	0.75%	-10.7%
12/31/2017	1.58	231	365	1.25%	14.4%	12/31/2017	1.62	0	0	1.00%	14.7%	12/31/2017	1.67	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.37	0	$0	0.50%	28.0%	12/31/2021	$2.47	0	$0	0.25%	28.3%	12/31/2021	$2.56	0	$0	0.00%	28.6%
12/31/2020	1.85	0	0	0.50%	-2.9%	12/31/2020	1.92	0	0	0.25%	-2.7%	12/31/2020	1.99	0	0	0.00%	-2.4%
12/31/2019	1.91	0	0	0.50%	24.1%	12/31/2019	1.97	0	0	0.25%	24.5%	12/31/2019	2.04	0	0	0.00%	24.8%
12/31/2018	1.54	0	0	0.50%	-10.4%	12/31/2018	1.59	0	0	0.25%	-10.2%	12/31/2018	1.64	0	0	0.00%	-10.0%
12/31/2017	1.72	0	0	0.50%	15.2%	12/31/2017	1.77	0	0	0.25%	15.5%	12/31/2017	1.82	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.8%
2019	1.8%
2018	2.6%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Mid Value R6 Retirement Class - 06-4NN (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.52
Band 100	-	-	1.53
Band 75	-	-	1.53
Band 50	-	-	1.54
Band 25	-	-	1.54
Band 0	-	-	1.55
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	1.25%	24.9%	12/31/2021	$1.53	0	$0	1.00%	25.2%	12/31/2021	$1.53	0	$0	0.75%	25.5%
12/31/2020	1.22	0	0	1.25%	21.8%	12/31/2020	1.22	0	0	1.00%	22.0%	12/31/2020	1.22	0	0	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	25.8%	12/31/2021	$1.54	0	$0	0.25%	26.1%	12/31/2021	$1.55	0	$0	0.00%	26.4%
12/31/2020	1.22	0	0	0.50%	22.3%	12/31/2020	1.22	0	0	0.25%	22.4%	12/31/2020	1.23	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO All Asset Fund Admin Class - 06-706

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$174,175	$173,173	13,614
Receivables: investments sold	94
Payables: investments purchased	-
Net assets	$174,269

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$174,269	112,405	$1.55
Band 100	-	-	1.59
Band 75	-	-	1.63
Band 50	-	-	1.68
Band 25	-	-	1.72
Band 0	-	-	1.77
Total	$174,269	112,405

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,375
Mortality & expense charges			(567)
Net investment income (loss)			7,808

Gain (loss) on investments:
Net realized gain (loss)			2,780
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,076)
Net gain (loss)			704

Increase (decrease) in net assets from operations			$8,512

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,808	$966
Net realized gain (loss)		2,780	(20)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,076)	2,031

Increase (decrease) in net assets from operations		8,512	2,977

Contract owner transactions:
Proceeds from units sold		142,740	4,357
Cost of units redeemed		(21,961)	(5,573)
Account charges		-	-
Increase (decrease)		120,779	(1,216)
Net increase (decrease)		129,291	1,761
Net assets, beginning		44,978	43,217
Net assets, ending		$174,269	$44,978

Units sold		93,877	3,598
Units redeemed		(14,498)	(4,490)
Net increase (decrease)		79,379	(892)
Units outstanding, beginning		33,026	33,918
Units outstanding, ending		112,405	33,026

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,892,321
Cost of units redeemed/account charges			(2,738,754)
Net investment income (loss)			92,579
Net realized gain (loss)			(72,879)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,002
Net assets			$174,269

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	112	$174	1.25%	13.8%	12/31/2021	$1.59	0	$0	1.00%	14.1%	12/31/2021	$1.63	0	$0	0.75%	14.4%
12/31/2020	1.36	33	45	1.25%	6.9%	12/31/2020	1.39	0	0	1.00%	7.2%	12/31/2020	1.43	0	0	0.75%	7.4%
12/31/2019	1.27	34	43	1.25%	10.5%	12/31/2019	1.30	0	0	1.00%	10.8%	12/31/2019	1.33	0	0	0.75%	11.1%
12/31/2018	1.15	55	64	1.25%	-6.5%	12/31/2018	1.17	0	0	1.00%	-6.2%	12/31/2018	1.20	0	0	0.75%	-6.0%
12/31/2017	1.23	82	101	1.25%	12.3%	12/31/2017	1.25	0	0	1.00%	12.6%	12/31/2017	1.27	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	0.50%	14.7%	12/31/2021	$1.72	0	$0	0.25%	15.0%	12/31/2021	$1.77	0	$0	0.00%	15.3%
12/31/2020	1.46	0	0	0.50%	7.7%	12/31/2020	1.50	0	0	0.25%	8.0%	12/31/2020	1.53	0	0	0.00%	8.2%
12/31/2019	1.36	0	0	0.50%	11.4%	12/31/2019	1.39	0	0	0.25%	11.6%	12/31/2019	1.42	0	0	0.00%	11.9%
12/31/2018	1.22	0	0	0.50%	-5.8%	12/31/2018	1.24	0	0	0.25%	-5.5%	12/31/2018	1.27	0	0	0.00%	-5.3%
12/31/2017	1.29	0	0	0.50%	13.1%	12/31/2017	1.32	0	0	0.25%	13.4%	12/31/2017	1.34	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.6%
2020	3.4%
2019	3.2%
2018	4.7%
2017	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO All Asset Fund R Class - 06-017

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,656	$2,324	209
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,656

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,656	1,894	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.46
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$2,656	1,894

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$278
Mortality & expense charges			(31)
Net investment income (loss)			247

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			56
Net gain (loss)			60

Increase (decrease) in net assets from operations			$307

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$247	$42
Net realized gain (loss)		4	1
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		56	95

Increase (decrease) in net assets from operations		307	138

Contract owner transactions:
Proceeds from units sold		64	25
Cost of units redeemed		-	-
Account charges		(6)	(5)
Increase (decrease)		58	20
Net increase (decrease)		365	158
Net assets, beginning		2,291	2,133
Net assets, ending		$2,656	$2,291

Units sold		46	23
Units redeemed		(4)	(4)
Net increase (decrease)		42	19
Units outstanding, beginning		1,852	1,833
Units outstanding, ending		1,894	1,852

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$239,924
Cost of units redeemed/account charges			(227,830)
Net investment income (loss)			6,361
Net realized gain (loss)			(16,131)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			332
Net assets			$2,656

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	2	$3	1.25%	13.4%	12/31/2021	$1.43	0	$0	1.00%	13.6%	12/31/2021	$1.46	0	$0	0.75%	13.9%
12/31/2020	1.24	2	2	1.25%	6.3%	12/31/2020	1.26	0	0	1.00%	6.6%	12/31/2020	1.28	0	0	0.75%	6.9%
12/31/2019	1.16	2	2	1.25%	10.1%	12/31/2019	1.18	0	0	1.00%	10.3%	12/31/2019	1.20	0	0	0.75%	10.6%
12/31/2018	1.06	2	2	1.25%	-6.8%	12/31/2018	1.07	0	0	1.00%	-6.6%	12/31/2018	1.09	0	0	0.75%	-6.4%
12/31/2017	1.13	2	2	1.25%	11.7%	12/31/2017	1.15	0	0	1.00%	12.0%	12/31/2017	1.16	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	14.2%	12/31/2021	$1.53	0	$0	0.25%	14.5%	12/31/2021	$1.56	0	$0	0.00%	14.8%
12/31/2020	1.31	0	0	0.50%	7.1%	12/31/2020	1.33	0	0	0.25%	7.4%	12/31/2020	1.36	0	0	0.00%	7.7%
12/31/2019	1.22	0	0	0.50%	10.9%	12/31/2019	1.24	0	0	0.25%	11.2%	12/31/2019	1.26	0	0	0.00%	11.4%
12/31/2018	1.10	0	0	0.50%	-6.1%	12/31/2018	1.12	0	0	0.25%	-5.9%	12/31/2018	1.13	0	0	0.00%	-5.7%
12/31/2017	1.17	0	0	0.50%	12.6%	12/31/2017	1.19	0	0	0.25%	12.8%	12/31/2017	1.20	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	11.2%
2020	3.0%
2019	2.8%
2018	4.4%
2017	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$85,677	$86,515	15,435
Receivables: investments sold	9,406
Payables: investments purchased	-
Net assets	$95,083

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,083	59,347	$1.60
Band 100	-	-	1.64
Band 75	-	-	1.67
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.78
Total	$95,083	59,347

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,163
Mortality & expense charges			(368)
Net investment income (loss)			4,795

Gain (loss) on investments:
Net realized gain (loss)			228
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,879)
Net gain (loss)			(2,651)

Increase (decrease) in net assets from operations			$2,144

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,795	$(675)
Net realized gain (loss)		228	(292,394)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,879)	102,779

Increase (decrease) in net assets from operations		2,144	(190,290)

Contract owner transactions:
Proceeds from units sold		114,102	93,974
Cost of units redeemed		(30,425)	(676,574)
Account charges		(275)	(114)
Increase (decrease)		83,402	(582,714)
Net increase (decrease)		85,546	(773,004)
Net assets, beginning		9,537	782,541
Net assets, ending		$95,083	$9,537

Units sold		72,051	105,607
Units redeemed		(20,517)	(735,159)
Net increase (decrease)		51,534	(629,552)
Units outstanding, beginning		7,813	637,365
Units outstanding, ending		59,347	7,813

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,238,752
Cost of units redeemed/account charges			(2,976,124)
Net investment income (loss)			100,238
Net realized gain (loss)			(270,810)
Realized gain distributions			3,865
Net change in unrealized appreciation (depreciation)			(838)
Net assets			$95,083

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	59	$95	1.25%	31.3%	12/31/2021	$1.64	0	$0	1.00%	31.6%	12/31/2021	$1.67	0	$0	0.75%	31.9%
12/31/2020	1.22	8	10	1.25%	-0.6%	12/31/2020	1.24	0	0	1.00%	-0.3%	12/31/2020	1.27	0	0	0.75%	-0.1%
12/31/2019	1.23	637	783	1.25%	10.7%	12/31/2019	1.25	0	0	1.00%	11.0%	12/31/2019	1.27	0	0	0.75%	11.3%
12/31/2018	1.11	641	711	1.25%	-15.3%	12/31/2018	1.12	0	0	1.00%	-15.1%	12/31/2018	1.14	0	0	0.75%	-14.8%
12/31/2017	1.31	558	731	1.25%	1.2%	12/31/2017	1.32	0	0	1.00%	1.5%	12/31/2017	1.34	0	0	0.75%	1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	0	$0	0.50%	32.2%	12/31/2021	$1.74	0	$0	0.25%	32.6%	12/31/2021	$1.78	0	$0	0.00%	32.9%
12/31/2020	1.29	0	0	0.50%	0.2%	12/31/2020	1.32	0	0	0.25%	0.4%	12/31/2020	1.34	0	0	0.00%	0.7%
12/31/2019	1.29	0	0	0.50%	11.5%	12/31/2019	1.31	0	0	0.25%	11.8%	12/31/2019	1.33	0	0	0.00%	12.1%
12/31/2018	1.16	0	0	0.50%	-14.6%	12/31/2018	1.17	0	0	0.25%	-14.4%	12/31/2018	1.19	0	0	0.00%	-14.2%
12/31/2017	1.35	0	0	0.50%	2.0%	12/31/2017	1.37	0	0	0.25%	2.3%	12/31/2017	1.39	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	9.9%
2020	0.7%
2019	4.0%
2018	5.2%
2017	8.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Commodity Real Return Strategy Fund R Class - 06-019

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,159	$41,137	6,760
Receivables: investments sold	-
Payables: investments purchased	(139)
Net assets	$40,020

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,020	25,893	$1.55
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.65
Band 25	-	-	1.68
Band 0	-	-	1.72
Total	$40,020	25,893

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,063
Mortality & expense charges			(424)
Net investment income (loss)			6,639

Gain (loss) on investments:
Net realized gain (loss)			(302)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,959
Net gain (loss)			1,657

Increase (decrease) in net assets from operations			$8,296

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,639	$(5)
Net realized gain (loss)		(302)	(2,220)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,959	2,117

Increase (decrease) in net assets from operations		8,296	(108)

Contract owner transactions:
Proceeds from units sold		8,791	5,624
Cost of units redeemed		(2,527)	(7,656)
Account charges		(60)	(9)
Increase (decrease)		6,204	(2,041)
Net increase (decrease)		14,500	(2,149)
Net assets, beginning		25,520	27,669
Net assets, ending		$40,020	$25,520

Units sold		6,075	5,534
Units redeemed		(1,802)	(7,113)
Net increase (decrease)		4,273	(1,579)
Units outstanding, beginning		21,620	23,199
Units outstanding, ending		25,893	21,620

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$66,215
Cost of units redeemed/account charges			(28,981)
Net investment income (loss)			11,308
Net realized gain (loss)			(7,544)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(978)
Net assets			$40,020

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	26	$40	1.25%	30.9%	12/31/2021	$1.58	0	$0	1.00%	31.3%	12/31/2021	$1.61	0	$0	0.75%	31.6%
12/31/2020	1.18	22	26	1.25%	-1.0%	12/31/2020	1.20	0	0	1.00%	-0.8%	12/31/2020	1.23	0	0	0.75%	-0.5%
12/31/2019	1.19	23	28	1.25%	10.0%	12/31/2019	1.21	0	0	1.00%	10.3%	12/31/2019	1.23	0	0	0.75%	10.6%
12/31/2018	1.08	31	34	1.25%	-15.5%	12/31/2018	1.10	0	0	1.00%	-15.3%	12/31/2018	1.11	0	0	0.75%	-15.1%
12/31/2017	1.28	26	34	1.25%	0.7%	12/31/2017	1.30	0	0	1.00%	1.0%	12/31/2017	1.31	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	0	$0	0.50%	31.9%	12/31/2021	$1.68	0	$0	0.25%	32.3%	12/31/2021	$1.72	0	$0	0.00%	32.6%
12/31/2020	1.25	0	0	0.50%	-0.3%	12/31/2020	1.27	0	0	0.25%	0.0%	12/31/2020	1.30	0	0	0.00%	0.2%
12/31/2019	1.25	0	0	0.50%	10.9%	12/31/2019	1.27	0	0	0.25%	11.1%	12/31/2019	1.29	0	0	0.00%	11.4%
12/31/2018	1.13	0	0	0.50%	-14.8%	12/31/2018	1.15	0	0	0.25%	-14.6%	12/31/2018	1.16	0	0	0.00%	-14.4%
12/31/2017	1.33	0	0	0.50%	1.5%	12/31/2017	1.34	0	0	0.25%	1.7%	12/31/2017	1.36	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	21.6%
2020	1.1%
2019	4.4%
2018	5.2%
2017	7.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria Rising Dividend Fund - 06-084

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$301,080	$254,055	13,754
Receivables: investments sold	417
Payables: investments purchased	-
Net assets	$301,497

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$301,497	156,830	$1.92
Band 100	-	-	1.96
Band 75	-	-	2.00
Band 50	-	-	2.03
Band 25	-	-	2.07
Band 0	-	-	2.11
Total	$301,497	156,830

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,486
Mortality & expense charges			(3,428)
Net investment income (loss)			(942)

Gain (loss) on investments:
Net realized gain (loss)			4,451
Realized gain distributions			26,342
Net change in unrealized appreciation (depreciation)			27,952
Net gain (loss)			58,745

Increase (decrease) in net assets from operations			$57,803

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(942)	$(24)
Net realized gain (loss)		4,451	180
Realized gain distributions		26,342	3,516
Net change in unrealized appreciation (depreciation)		27,952	9,246

Increase (decrease) in net assets from operations		57,803	12,918

Contract owner transactions:
Proceeds from units sold		23,624	25,518
Cost of units redeemed		(19,833)	(48,239)
Account charges		(29)	-
Increase (decrease)		3,762	(22,721)
Net increase (decrease)		61,565	(9,803)
Net assets, beginning		239,932	249,735
Net assets, ending		$301,497	$239,932

Units sold		13,334	19,497
Units redeemed		(11,010)	(34,061)
Net increase (decrease)		2,324	(14,564)
Units outstanding, beginning		154,506	169,070
Units outstanding, ending		156,830	154,506

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$832,522
Cost of units redeemed/account charges			(724,030)
Net investment income (loss)			972
Net realized gain (loss)			13,486
Realized gain distributions			131,522
Net change in unrealized appreciation (depreciation)			47,025
Net assets			$301,497

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.92	157	$301	1.25%	23.8%	12/31/2021	$1.96	0	$0	1.00%	24.1%	12/31/2021	$2.00	0	$0	0.75%	24.4%
12/31/2020	1.55	155	240	1.25%	5.1%	12/31/2020	1.58	0	0	1.00%	5.4%	12/31/2020	1.60	0	0	0.75%	5.7%
12/31/2019	1.48	169	250	1.25%	26.0%	12/31/2019	1.50	0	0	1.00%	26.3%	12/31/2019	1.52	0	0	0.75%	26.6%
12/31/2018	1.17	143	167	1.25%	-6.0%	12/31/2018	1.19	0	0	1.00%	-5.8%	12/31/2018	1.20	0	0	0.75%	-5.5%
12/31/2017	1.25	134	167	1.25%	15.4%	12/31/2017	1.26	0	0	1.00%	15.7%	12/31/2017	1.27	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.03	0	$0	0.50%	24.7%	12/31/2021	$2.07	0	$0	0.25%	25.0%	12/31/2021	$2.11	0	$0	0.00%	25.4%
12/31/2020	1.63	0	0	0.50%	5.9%	12/31/2020	1.66	0	0	0.25%	6.2%	12/31/2020	1.68	0	0	0.00%	6.5%
12/31/2019	1.54	0	0	0.50%	26.9%	12/31/2019	1.56	0	0	0.25%	27.3%	12/31/2019	1.58	0	0	0.00%	27.6%
12/31/2018	1.21	0	0	0.50%	-5.3%	12/31/2018	1.23	0	0	0.25%	-5.0%	12/31/2018	1.24	0	0	0.00%	-4.8%
12/31/2017	1.28	0	0	0.50%	16.2%	12/31/2017	1.29	0	0	0.25%	16.5%	12/31/2017	1.30	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	1.1%
2019	1.3%
2018	1.4%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria World Equity Fund - 06-085

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,472	$44,306	2,951
Receivables: investments sold	113
Payables: investments purchased	-
Net assets	$56,585

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,585	37,568	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	-	-	1.65
Total	$56,585	37,568

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$193
Mortality & expense charges			(620)
Net investment income (loss)			(427)

Gain (loss) on investments:
Net realized gain (loss)			83
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,935
Net gain (loss)			9,018

Increase (decrease) in net assets from operations			$8,591

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(427)	$(77)
Net realized gain (loss)		83	(8)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,935	2,372

Increase (decrease) in net assets from operations		8,591	2,287

Contract owner transactions:
Proceeds from units sold		6,192	26,254
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		6,192	26,254
Net increase (decrease)		14,783	28,541
Net assets, beginning		41,802	13,261
Net assets, ending		$56,585	$41,802

Units sold		4,388	22,801
Units redeemed		-	-
Net increase (decrease)		4,388	22,801
Units outstanding, beginning		33,180	10,379
Units outstanding, ending		37,568	33,180

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$134,707
Cost of units redeemed/account charges			(98,203)
Net investment income (loss)			(2,238)
Net realized gain (loss)			3,637
Realized gain distributions			6,516
Net change in unrealized appreciation (depreciation)			12,166
Net assets			$56,585

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	38	$57	1.25%	19.6%	12/31/2021	$1.53	0	$0	1.00%	19.9%	12/31/2021	$1.56	0	$0	0.75%	20.2%
12/31/2020	1.26	33	42	1.25%	-1.4%	12/31/2020	1.28	0	0	1.00%	-1.1%	12/31/2020	1.30	0	0	0.75%	-0.9%
12/31/2019	1.28	10	13	1.25%	26.1%	12/31/2019	1.30	0	0	1.00%	26.4%	12/31/2019	1.31	0	0	0.75%	26.7%
12/31/2018	1.01	13	13	1.25%	-10.0%	12/31/2018	1.02	0	0	1.00%	-9.8%	12/31/2018	1.04	0	0	0.75%	-9.6%
12/31/2017	1.13	6	6	1.25%	16.4%	12/31/2017	1.14	0	0	1.00%	16.7%	12/31/2017	1.15	0	0	0.75%	17.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	0	$0	0.50%	20.5%	12/31/2021	$1.62	0	$0	0.25%	20.8%	12/31/2021	$1.65	0	$0	0.00%	21.1%
12/31/2020	1.32	0	0	0.50%	-0.7%	12/31/2020	1.34	0	0	0.25%	-0.4%	12/31/2020	1.37	0	0	0.00%	-0.2%
12/31/2019	1.33	0	0	0.50%	27.0%	12/31/2019	1.35	0	0	0.25%	27.3%	12/31/2019	1.37	0	0	0.00%	27.7%
12/31/2018	1.05	0	0	0.50%	-9.3%	12/31/2018	1.06	0	0	0.25%	-9.1%	12/31/2018	1.07	0	0	0.00%	-8.9%
12/31/2017	1.16	0	0	0.50%	17.3%	12/31/2017	1.17	0	0	0.25%	17.6%	12/31/2017	1.18	0	0	0.00%	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.7%
2019	0.7%
2018	1.4%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria Value Fund - 06-081

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,828	$55,461	2,651
Receivables: investments sold	75
Payables: investments purchased	-
Net assets	$61,903

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,903	41,414	$1.49
Band 100	-	-	1.52
Band 75	-	-	1.55
Band 50	-	-	1.58
Band 25	-	-	1.61
Band 0	-	-	1.64
Total	$61,903	41,414

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$151
Mortality & expense charges			(678)
Net investment income (loss)			(527)

Gain (loss) on investments:
Net realized gain (loss)			93
Realized gain distributions			4,466
Net change in unrealized appreciation (depreciation)			5,776
Net gain (loss)			10,335

Increase (decrease) in net assets from operations			$9,808

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(527)	$(167)
Net realized gain (loss)		93	(60)
Realized gain distributions		4,466	1,206
Net change in unrealized appreciation (depreciation)		5,776	2,035

Increase (decrease) in net assets from operations		9,808	3,014

Contract owner transactions:
Proceeds from units sold		11,873	11,829
Cost of units redeemed		(56)	(15)
Account charges		-	-
Increase (decrease)		11,817	11,814
Net increase (decrease)		21,625	14,828
Net assets, beginning		40,278	25,450
Net assets, ending		$61,903	$40,278

Units sold		8,148	11,255
Units redeemed		(39)	(12)
Net increase (decrease)		8,109	11,243
Units outstanding, beginning		33,305	22,062
Units outstanding, ending		41,414	33,305

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$330,338
Cost of units redeemed/account charges			(286,984)
Net investment income (loss)			(7,968)
Net realized gain (loss)			347
Realized gain distributions			19,803
Net change in unrealized appreciation (depreciation)			6,367
Net assets			$61,903

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	41	$62	1.25%	23.6%	12/31/2021	$1.52	0	$0	1.00%	23.9%	12/31/2021	$1.55	0	$0	0.75%	24.2%
12/31/2020	1.21	33	40	1.25%	4.8%	12/31/2020	1.23	0	0	1.00%	5.1%	12/31/2020	1.25	0	0	0.75%	5.4%
12/31/2019	1.15	22	25	1.25%	19.0%	12/31/2019	1.17	0	0	1.00%	19.3%	12/31/2019	1.19	0	0	0.75%	19.6%
12/31/2018	0.97	19	19	1.25%	-9.9%	12/31/2018	0.98	0	0	1.00%	-9.7%	12/31/2018	0.99	0	0	0.75%	-9.4%
12/31/2017	1.08	8	8	1.25%	16.3%	12/31/2017	1.09	0	0	1.00%	16.6%	12/31/2017	1.09	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	0.50%	24.5%	12/31/2021	$1.61	0	$0	0.25%	24.8%	12/31/2021	$1.64	0	$0	0.00%	25.2%
12/31/2020	1.27	0	0	0.50%	5.6%	12/31/2020	1.29	0	0	0.25%	5.9%	12/31/2020	1.31	0	0	0.00%	6.2%
12/31/2019	1.20	0	0	0.50%	19.9%	12/31/2019	1.22	0	0	0.25%	20.2%	12/31/2019	1.24	0	0	0.00%	20.5%
12/31/2018	1.00	0	0	0.50%	-9.2%	12/31/2018	1.01	0	0	0.25%	-9.0%	12/31/2018	1.03	0	0	0.00%	-8.7%
12/31/2017	1.10	0	0	0.50%	17.1%	12/31/2017	1.11	0	0	0.25%	17.4%	12/31/2017	1.12	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.6%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria Growth Fund - 06-082

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$354,843	$293,081	7,952
Receivables: investments sold	1,568
Payables: investments purchased	-
Net assets	$356,411

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$356,411	139,440	$2.56
Band 100	-	-	2.60
Band 75	-	-	2.65
Band 50	-	-	2.70
Band 25	-	-	2.76
Band 0	-	-	2.81
Total	$356,411	139,440

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,990)
Net investment income (loss)			(3,990)

Gain (loss) on investments:
Net realized gain (loss)			1,282
Realized gain distributions			38,148
Net change in unrealized appreciation (depreciation)			9,670
Net gain (loss)			49,100

Increase (decrease) in net assets from operations			$45,110

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,990)	$(2,633)
Net realized gain (loss)		1,282	549
Realized gain distributions		38,148	13,200
Net change in unrealized appreciation (depreciation)		9,670	25,345

Increase (decrease) in net assets from operations		45,110	36,461

Contract owner transactions:
Proceeds from units sold		47,204	48,914
Cost of units redeemed		(1,088)	(3)
Account charges		-	-
Increase (decrease)		46,116	48,911
Net increase (decrease)		91,226	85,372
Net assets, beginning		265,185	179,813
Net assets, ending		$356,411	$265,185

Units sold		19,436	24,974
Units redeemed		(436)	(1)
Net increase (decrease)		19,000	24,973
Units outstanding, beginning		120,440	95,467
Units outstanding, ending		139,440	120,440

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$576,250
Cost of units redeemed/account charges			(411,604)
Net investment income (loss)			(17,051)
Net realized gain (loss)			31,299
Realized gain distributions			115,755
Net change in unrealized appreciation (depreciation)			61,762
Net assets			$356,411

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.56	139	$356	1.25%	16.1%	12/31/2021	$2.60	0	$0	1.00%	16.4%	12/31/2021	$2.65	0	$0	0.75%	16.7%
12/31/2020	2.20	120	265	1.25%	16.9%	12/31/2020	2.24	0	0	1.00%	17.2%	12/31/2020	2.27	0	0	0.75%	17.5%
12/31/2019	1.88	95	180	1.25%	35.4%	12/31/2019	1.91	0	0	1.00%	35.7%	12/31/2019	1.94	0	0	0.75%	36.1%
12/31/2018	1.39	79	110	1.25%	-3.0%	12/31/2018	1.41	0	0	1.00%	-2.8%	12/31/2018	1.42	0	0	0.75%	-2.5%
12/31/2017	1.43	26	38	1.25%	25.8%	12/31/2017	1.45	0	0	1.00%	26.1%	12/31/2017	1.46	0	0	0.75%	26.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.70	0	$0	0.50%	17.0%	12/31/2021	$2.76	0	$0	0.25%	17.3%	12/31/2021	$2.81	0	$0	0.00%	17.5%
12/31/2020	2.31	0	0	0.50%	17.8%	12/31/2020	2.35	0	0	0.25%	18.1%	12/31/2020	2.39	0	0	0.00%	18.4%
12/31/2019	1.96	0	0	0.50%	36.4%	12/31/2019	1.99	0	0	0.25%	36.8%	12/31/2019	2.02	0	0	0.00%	37.1%
12/31/2018	1.44	0	0	0.50%	-2.3%	12/31/2018	1.46	0	0	0.25%	-2.1%	12/31/2018	1.47	0	0	0.00%	-1.8%
12/31/2017	1.47	0	0	0.50%	26.7%	12/31/2017	1.49	0	0	0.25%	27.0%	12/31/2017	1.50	0	0	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.3%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baron Emerging Markets Fund R6 Class - 06-3J9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,247	$11,954	640
Receivables: investments sold	20
Payables: investments purchased	-
Net assets	$11,267

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,267	8,724	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$11,267	8,724

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$199
Mortality & expense charges			(131)
Net investment income (loss)			68

Gain (loss) on investments:
Net realized gain (loss)			11
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(953)
Net gain (loss)			(942)

Increase (decrease) in net assets from operations			$(874)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$68	$(4)
Net realized gain (loss)		11	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(953)	246

Increase (decrease) in net assets from operations		(874)	242

Contract owner transactions:
Proceeds from units sold		3,051	8,899
Cost of units redeemed		-	-
Account charges		(42)	(9)
Increase (decrease)		3,009	8,890
Net increase (decrease)		2,135	9,132
Net assets, beginning		9,132	-
Net assets, ending		$11,267	$9,132

Units sold		2,196	6,565
Units redeemed		(31)	(6)
Net increase (decrease)		2,165	6,559
Units outstanding, beginning		6,559	-
Units outstanding, ending		8,724	6,559

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,950
Cost of units redeemed/account charges			(51)
Net investment income (loss)			64
Net realized gain (loss)			11
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(707)
Net assets			$11,267

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	9	$11	1.25%	-7.2%	12/31/2021	$1.30	0	$0	1.00%	-7.0%	12/31/2021	$1.31	0	$0	0.75%	-6.8%
12/31/2020	1.39	7	9	1.25%	27.7%	12/31/2020	1.40	0	0	1.00%	28.0%	12/31/2020	1.41	0	0	0.75%	28.3%
12/31/2019	1.09	0	0	1.25%	17.3%	12/31/2019	1.09	0	0	1.00%	17.6%	12/31/2019	1.10	0	0	0.75%	17.9%
12/31/2018	0.93	0	0	1.25%	-7.0%	12/31/2018	0.93	0	0	1.00%	-7.0%	12/31/2018	0.93	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	0.50%	-6.5%	12/31/2021	$1.33	0	$0	0.25%	-6.3%	12/31/2021	$1.35	0	$0	0.00%	-6.1%
12/31/2020	1.42	0	0	0.50%	28.6%	12/31/2020	1.42	0	0	0.25%	29.0%	12/31/2020	1.43	0	0	0.00%	29.3%
12/31/2019	1.10	0	0	0.50%	18.2%	12/31/2019	1.10	0	0	0.25%	18.5%	12/31/2019	1.11	0	0	0.00%	18.8%
12/31/2018	0.93	0	0	0.50%	-6.8%	12/31/2018	0.93	0	0	0.25%	-6.8%	12/31/2018	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baron Asset R6 Class - 06-47Y (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	1.25%	12.8%	12/31/2021	$1.55	0	$0	1.00%	13.1%	12/31/2021	$1.56	0	$0	0.75%	13.4%
12/31/2020	1.37	0	0	1.25%	31.7%	12/31/2020	1.37	0	0	1.00%	32.0%	12/31/2020	1.38	0	0	0.75%	32.3%
12/31/2019	1.04	0	0	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	0.50%	13.7%	12/31/2021	$1.58	0	$0	0.25%	13.9%	12/31/2021	$1.59	0	$0	0.00%	14.2%
12/31/2020	1.38	0	0	0.50%	32.7%	12/31/2020	1.39	0	0	0.25%	33.0%	12/31/2020	1.39	0	0	0.00%	33.3%
12/31/2019	1.04	0	0	0.50%	4.1%	12/31/2019	1.04	0	0	0.25%	4.2%	12/31/2019	1.04	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Small Cap Value Fund R6 Class - 06-34C

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,059,400	$971,224	37,102
Receivables: investments sold	3,958
Payables: investments purchased	-
Net assets	$1,063,358

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,063,358	806,048	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$1,063,358	806,048

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,364
Mortality & expense charges			(12,380)
Net investment income (loss)			(4,016)

Gain (loss) on investments:
Net realized gain (loss)			10,436
Realized gain distributions			104,057
Net change in unrealized appreciation (depreciation)			109,935
Net gain (loss)			224,428

Increase (decrease) in net assets from operations			$220,412

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,016)	$(1,145)
Net realized gain (loss)		10,436	(69,241)
Realized gain distributions		104,057	-
Net change in unrealized appreciation (depreciation)		109,935	65,864

Increase (decrease) in net assets from operations		220,412	(4,522)

Contract owner transactions:
Proceeds from units sold		94,219	193,547
Cost of units redeemed		(80,007)	(152,621)
Account charges		(785)	(637)
Increase (decrease)		13,427	40,289
Net increase (decrease)		233,839	35,767
Net assets, beginning		829,519	793,752
Net assets, ending		$1,063,358	$829,519

Units sold		76,048	211,319
Units redeemed		(66,181)	(197,867)
Net increase (decrease)		9,867	13,452
Units outstanding, beginning		796,181	782,729
Units outstanding, ending		806,048	796,181

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,382,760
Cost of units redeemed/account charges			(496,594)
Net investment income (loss)			(5,000)
Net realized gain (loss)			(99,551)
Realized gain distributions			193,567
Net change in unrealized appreciation (depreciation)			88,176
Net assets			$1,063,358

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	806	$1,063	1.25%	26.6%	12/31/2021	$1.33	0	$0	1.00%	26.9%	12/31/2021	$1.34	0	$0	0.75%	27.3%
12/31/2020	1.04	796	830	1.25%	2.7%	12/31/2020	1.05	0	0	1.00%	3.0%	12/31/2020	1.06	0	0	0.75%	3.3%
12/31/2019	1.01	783	794	1.25%	22.0%	12/31/2019	1.02	0	0	1.00%	22.3%	12/31/2019	1.02	0	0	0.75%	22.6%
12/31/2018	0.83	832	691	1.25%	-16.9%	12/31/2018	0.83	0	0	1.00%	-16.7%	12/31/2018	0.83	0	0	0.75%	-16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	0.50%	27.6%	12/31/2021	$1.37	0	$0	0.25%	27.9%	12/31/2021	$1.38	0	$0	0.00%	28.2%
12/31/2020	1.06	0	0	0.50%	3.5%	12/31/2020	1.07	0	0	0.25%	3.8%	12/31/2020	1.08	0	0	0.00%	4.0%
12/31/2019	1.03	0	0	0.50%	22.9%	12/31/2019	1.03	0	0	0.25%	23.2%	12/31/2019	1.04	0	0	0.00%	23.5%
12/31/2018	0.84	0	0	0.50%	-16.4%	12/31/2018	0.84	0	0	0.25%	-16.2%	12/31/2018	0.84	0	0	0.00%	-16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.9%
2019	1.3%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Small Cap Value Fund Investor Class - 06-34F (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	1.25%	26.1%	12/31/2021	$1.31	0	$0	1.00%	26.5%	12/31/2021	$1.33	0	$0	0.75%	26.8%
12/31/2020	1.03	0	0	1.25%	2.4%	12/31/2020	1.04	0	0	1.00%	2.7%	12/31/2020	1.05	0	0	0.75%	2.9%
12/31/2019	1.01	0	0	1.25%	21.5%	12/31/2019	1.01	0	0	1.00%	21.8%	12/31/2019	1.02	0	0	0.75%	22.2%
12/31/2018	0.83	0	0	1.25%	-17.1%	12/31/2018	0.83	0	0	1.00%	-17.0%	12/31/2018	0.83	0	0	0.75%	-16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	0.50%	27.1%	12/31/2021	$1.35	0	$0	0.25%	27.4%	12/31/2021	$1.36	0	$0	0.00%	27.7%
12/31/2020	1.05	0	0	0.50%	3.2%	12/31/2020	1.06	0	0	0.25%	3.4%	12/31/2020	1.07	0	0	0.00%	3.7%
12/31/2019	1.02	0	0	0.50%	22.5%	12/31/2019	1.03	0	0	0.25%	22.8%	12/31/2019	1.03	0	0	0.00%	23.1%
12/31/2018	0.83	0	0	0.50%	-16.6%	12/31/2018	0.84	0	0	0.25%	-16.5%	12/31/2018	0.84	0	0	0.00%	-16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Large Cap Value Fund Institutional Class - 06-46F

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$558,879	$616,469	19,753
Receivables: investments sold	-
Payables: investments purchased	(1,231)
Net assets	$557,648

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$557,648	404,102	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$557,648	404,102

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,861
Mortality & expense charges			(860)
Net investment income (loss)			6,001

Gain (loss) on investments:
Net realized gain (loss)			(58)
Realized gain distributions			49,299
Net change in unrealized appreciation (depreciation)			(57,590)
Net gain (loss)			(8,349)

Increase (decrease) in net assets from operations			$(2,348)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,001	$-
Net realized gain (loss)		(58)	-
Realized gain distributions		49,299	-
Net change in unrealized appreciation (depreciation)		(57,590)	-

Increase (decrease) in net assets from operations		(2,348)	-

Contract owner transactions:
Proceeds from units sold		564,673	-
Cost of units redeemed		(4,230)	-
Account charges		(447)	-
Increase (decrease)		559,996	-
Net increase (decrease)		557,648	-
Net assets, beginning		-	-
Net assets, ending		$557,648	$-

Units sold		407,497	-
Units redeemed		(3,395)	-
Net increase (decrease)		404,102	-
Units outstanding, beginning		-	-
Units outstanding, ending		404,102	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$564,673
Cost of units redeemed/account charges			(4,677)
Net investment income (loss)			6,001
Net realized gain (loss)			(58)
Realized gain distributions			49,299
Net change in unrealized appreciation (depreciation)			(57,590)
Net assets			$557,648

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	404	$558	1.25%	26.4%	12/31/2021	$1.39	0	$0	1.00%	26.7%	12/31/2021	$1.40	0	$0	0.75%	27.0%
12/31/2020	1.09	0	0	1.25%	2.0%	12/31/2020	1.10	0	0	1.00%	2.2%	12/31/2020	1.10	0	0	0.75%	2.5%
12/31/2019	1.07	0	0	1.25%	7.1%	12/31/2019	1.07	0	0	1.00%	7.2%	12/31/2019	1.07	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	27.3%	12/31/2021	$1.41	0	$0	0.25%	27.7%	12/31/2021	$1.42	0	$0	0.00%	28.0%
12/31/2020	1.10	0	0	0.50%	2.7%	12/31/2020	1.11	0	0	0.25%	3.0%	12/31/2020	1.11	0	0	0.00%	3.3%
12/31/2019	1.07	0	0	0.50%	7.4%	12/31/2019	1.08	0	0	0.25%	7.5%	12/31/2019	1.08	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Mid-Cap Value Fund Institutional Class - 06-46G (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	1.25%	27.0%	12/31/2021	$1.37	0	$0	1.00%	27.3%	12/31/2021	$1.37	0	$0	0.75%	27.6%
12/31/2020	1.07	0	0	1.25%	1.3%	12/31/2020	1.07	0	0	1.00%	1.6%	12/31/2020	1.08	0	0	0.75%	1.8%
12/31/2019	1.06	0	0	1.25%	5.6%	12/31/2019	1.06	0	0	1.00%	5.7%	12/31/2019	1.06	0	0	0.75%	5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	0.50%	27.9%	12/31/2021	$1.39	0	$0	0.25%	28.3%	12/31/2021	$1.40	0	$0	0.00%	28.6%
12/31/2020	1.08	0	0	0.50%	2.1%	12/31/2020	1.08	0	0	0.25%	2.3%	12/31/2020	1.09	0	0	0.00%	2.6%
12/31/2019	1.06	0	0	0.50%	5.9%	12/31/2019	1.06	0	0	0.25%	6.0%	12/31/2019	1.06	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon ST Mid-Cap Retirement Class - 06-69V

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	1.25%	4.8%	12/31/2021	$1.05	0	$0	1.00%	4.8%	12/31/2021	$1.05	0	$0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	0.50%	4.8%	12/31/2021	$1.05	0	$0	0.25%	4.8%	12/31/2021	$1.05	0	$0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon International Equity Fund Investor Class - 06-33X

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(5)
Net realized gain (loss)		-	225
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(297)

Increase (decrease) in net assets from operations		-	(77)

Contract owner transactions:
Proceeds from units sold		-	350
Cost of units redeemed		-	(8,323)
Account charges		-	-
Increase (decrease)		-	(7,973)
Net increase (decrease)		-	(8,050)
Net assets, beginning		-	8,050
Net assets, ending		$-	$-

Units sold		-	362
Units redeemed		-	(8,621)
Net increase (decrease)		-	(8,259)
Units outstanding, beginning		-	8,259
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,714
Cost of units redeemed/account charges			(8,323)
Net investment income (loss)			194
Net realized gain (loss)			225
Realized gain distributions			190
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	1.25%	7.9%	12/31/2021	$1.06	0	$0	1.00%	8.2%	12/31/2021	$1.07	0	$0	0.75%	8.5%
12/31/2020	0.97	0	0	1.25%	-0.5%	12/31/2020	0.98	0	0	1.00%	-0.3%	12/31/2020	0.98	0	0	0.75%	0.0%
12/31/2019	0.97	8	8	1.25%	17.5%	12/31/2019	0.98	0	0	1.00%	17.8%	12/31/2019	0.98	0	0	0.75%	18.1%
12/31/2018	0.83	3	3	1.25%	-17.1%	12/31/2018	0.83	0	0	1.00%	-16.9%	12/31/2018	0.83	0	0	0.75%	-16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	0	$0	0.50%	8.8%	12/31/2021	$1.09	0	$0	0.25%	9.0%	12/31/2021	$1.10	0	$0	0.00%	9.3%
12/31/2020	0.99	0	0	0.50%	0.2%	12/31/2020	1.00	0	0	0.25%	0.5%	12/31/2020	1.00	0	0	0.00%	0.7%
12/31/2019	0.99	0	0	0.50%	18.4%	12/31/2019	0.99	0	0	0.25%	18.7%	12/31/2019	1.00	0	0	0.00%	19.0%
12/31/2018	0.83	0	0	0.50%	-16.6%	12/31/2018	0.84	0	0	0.25%	-16.4%	12/31/2018	0.84	0	0	0.00%	-16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	3.6%
2018	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon International Equity Fund R6 Class - 06-33Y

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,903	$20,973	1,200
Receivables: investments sold	867
Payables: investments purchased	-
Net assets	$21,770

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,770	20,483	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$21,770	20,483

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$671
Mortality & expense charges			(194)
Net investment income (loss)			477

Gain (loss) on investments:
Net realized gain (loss)			93
Realized gain distributions			1,364
Net change in unrealized appreciation (depreciation)			(1,052)
Net gain (loss)			405

Increase (decrease) in net assets from operations			$882

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$477	$(5,037)
Net realized gain (loss)		93	(54,194)
Realized gain distributions		1,364	-
Net change in unrealized appreciation (depreciation)		(1,052)	(34,071)

Increase (decrease) in net assets from operations		882	(93,302)

Contract owner transactions:
Proceeds from units sold		11,267	227,354
Cost of units redeemed		(214)	(870,709)
Account charges		-	(3,532)
Increase (decrease)		11,053	(646,887)
Net increase (decrease)		11,935	(740,189)
Net assets, beginning		9,835	750,024
Net assets, ending		$21,770	$9,835

Units sold		10,662	463,517
Units redeemed		(204)	(1,217,144)
Net increase (decrease)		10,458	(753,627)
Units outstanding, beginning		10,025	763,652
Units outstanding, ending		20,483	10,025

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,438,552
Cost of units redeemed/account charges			(1,404,662)
Net investment income (loss)			8,214
Net realized gain (loss)			(22,834)
Realized gain distributions			2,570
Net change in unrealized appreciation (depreciation)			(70)
Net assets			$21,770

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	20	$22	1.25%	8.3%	12/31/2021	$1.07	0	$0	1.00%	8.6%	12/31/2021	$1.08	0	$0	0.75%	8.9%
12/31/2020	0.98	10	10	1.25%	-0.1%	12/31/2020	0.99	0	0	1.00%	0.1%	12/31/2020	0.99	0	0	0.75%	0.4%
12/31/2019	0.98	764	750	1.25%	18.1%	12/31/2019	0.99	0	0	1.00%	18.3%	12/31/2019	0.99	0	0	0.75%	18.6%
12/31/2018	0.83	285	237	1.25%	-16.8%	12/31/2018	0.83	0	0	1.00%	-16.6%	12/31/2018	0.84	0	0	0.75%	-16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	0	$0	0.50%	9.2%	12/31/2021	$1.10	0	$0	0.25%	9.4%	12/31/2021	$1.11	0	$0	0.00%	9.7%
12/31/2020	1.00	0	0	0.50%	0.6%	12/31/2020	1.01	0	0	0.25%	0.9%	12/31/2020	1.02	0	0	0.00%	1.1%
12/31/2019	1.00	0	0	0.50%	18.9%	12/31/2019	1.00	0	0	0.25%	19.2%	12/31/2019	1.00	0	0	0.00%	19.5%
12/31/2018	0.84	0	0	0.50%	-16.3%	12/31/2018	0.84	0	0	0.25%	-16.1%	12/31/2018	0.84	0	0	0.00%	-16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.2%
2020	0.4%
2019	4.4%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Disciplined Growth Fund Investor Class - 06-694

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$792,049	$715,274	32,190
Receivables: investments sold	479
Payables: investments purchased	-
Net assets	$792,528

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$652,779	166,685	$3.92
Band 100	-	-	4.01
Band 75	-	-	4.11
Band 50	-	-	4.21
Band 25	-	-	4.31
Band 0	139,749	31,649	4.42
Total	$792,528	198,334

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,574)
Net investment income (loss)			(7,574)

Gain (loss) on investments:
Net realized gain (loss)			13,420
Realized gain distributions			140,106
Net change in unrealized appreciation (depreciation)			2,934
Net gain (loss)			156,460

Increase (decrease) in net assets from operations			$148,886

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,574)	$(12,959)
Net realized gain (loss)		13,420	323,151
Realized gain distributions		140,106	105,432
Net change in unrealized appreciation (depreciation)		2,934	(79,695)

Increase (decrease) in net assets from operations		148,886	335,929

Contract owner transactions:
Proceeds from units sold		38,515	127,354
Cost of units redeemed		(43,906)	(1,389,165)
Account charges		(13)	(16)
Increase (decrease)		(5,404)	(1,261,827)
Net increase (decrease)		143,482	(925,898)
Net assets, beginning		649,046	1,574,944
Net assets, ending		$792,528	$649,046

Units sold		10,326	54,641
Units redeemed		(11,504)	(498,983)
Net increase (decrease)		(1,178)	(444,342)
Units outstanding, beginning		199,512	643,854
Units outstanding, ending		198,334	199,512

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,398,397
Cost of units redeemed/account charges			(8,010,172)
Net investment income (loss)			(156,203)
Net realized gain (loss)			1,320,375
Realized gain distributions			1,163,356
Net change in unrealized appreciation (depreciation)			76,775
Net assets			$792,528

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.92	167	$653	1.25%	22.3%	12/31/2021	$4.01	0	$0	1.00%	22.6%	12/31/2021	$4.11	0	$0	0.75%	22.9%
12/31/2020	3.20	172	550	1.25%	31.5%	12/31/2020	3.27	0	0	1.00%	31.8%	12/31/2020	3.34	0	0	0.75%	32.1%
12/31/2019	2.44	617	1,503	1.25%	28.3%	12/31/2019	2.48	0	0	1.00%	28.6%	12/31/2019	2.53	0	0	0.75%	29.0%
12/31/2018	1.90	871	1,654	1.25%	-6.8%	12/31/2018	1.93	0	0	1.00%	-6.5%	12/31/2018	1.96	0	0	0.75%	-6.3%
12/31/2017	2.04	1,911	3,891	1.25%	24.5%	12/31/2017	2.06	0	0	1.00%	24.8%	12/31/2017	2.09	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.21	0	$0	0.50%	23.2%	12/31/2021	$4.31	0	$0	0.25%	23.5%	12/31/2021	$4.42	32	$140	0.00%	23.8%
12/31/2020	3.42	0	0	0.50%	32.5%	12/31/2020	3.49	0	0	0.25%	32.8%	12/31/2020	3.57	28	99	0.00%	33.1%
12/31/2019	2.58	0	0	0.50%	29.3%	12/31/2019	2.63	0	0	0.25%	29.6%	12/31/2019	2.68	27	71	0.00%	29.9%
12/31/2018	1.99	0	0	0.50%	-6.1%	12/31/2018	2.03	0	0	0.25%	-5.8%	12/31/2018	2.06	28	57	0.00%	-5.6%
12/31/2017	2.12	0	0	0.50%	25.4%	12/31/2017	2.15	0	0	0.25%	25.7%	12/31/2017	2.18	24	52	0.00%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.2%
2018	0.1%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice In Retirement Portfolio Investor Class - 06-427

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,645,159	$11,017,093	854,090
Receivables: investments sold	4,635
Payables: investments purchased	-
Net assets	$11,649,794

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,572,860	5,126,937	$2.26
Band 100	-	-	2.33
Band 75	-	-	2.40
Band 50	-	-	2.48
Band 25	-	-	2.56
Band 0	76,934	29,092	2.64
Total	$11,649,794	5,156,029

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$426,405
Mortality & expense charges			(189,868)
Net investment income (loss)			236,537

Gain (loss) on investments:
Net realized gain (loss)			1,399,790
Realized gain distributions			457,353
Net change in unrealized appreciation (depreciation)			(857,392)
Net gain (loss)			999,751

Increase (decrease) in net assets from operations			$1,236,288

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$236,537	$165,288
Net realized gain (loss)		1,399,790	18,680
Realized gain distributions		457,353	745,681
Net change in unrealized appreciation (depreciation)		(857,392)	1,443,695

Increase (decrease) in net assets from operations		1,236,288	2,373,344

Contract owner transactions:
Proceeds from units sold		1,723,327	43,787,436
Cost of units redeemed		(26,859,793)	(16,132,849)
Account charges		(13,069)	(11,578)
Increase (decrease)		(25,149,535)	27,643,009
Net increase (decrease)		(23,913,247)	30,016,353
Net assets, beginning		35,563,041	5,546,688
Net assets, ending		$11,649,794	$35,563,041

Units sold		899,941	22,281,053
Units redeemed		(12,679,736)	(8,231,788)
Net increase (decrease)		(11,779,795)	14,049,265
Units outstanding, beginning		16,935,824	2,886,559
Units outstanding, ending		5,156,029	16,935,824

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$88,484,863
Cost of units redeemed/account charges			(82,786,844)
Net investment income (loss)			906,300
Net realized gain (loss)			1,991,070
Realized gain distributions			2,426,339
Net change in unrealized appreciation (depreciation)			628,066
Net assets			$11,649,794

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.26	5,127	$11,573	1.25%	7.5%	12/31/2021	$2.33	0	$0	1.00%	7.8%	12/31/2021	$2.40	0	$0	0.75%	8.1%
12/31/2020	2.10	16,897	35,468	1.25%	9.3%	12/31/2020	2.16	0	0	1.00%	9.6%	12/31/2020	2.23	0	0	0.75%	9.9%
12/31/2019	1.92	2,869	5,508	1.25%	14.4%	12/31/2019	1.97	0	0	1.00%	14.7%	12/31/2019	2.03	0	0	0.75%	15.0%
12/31/2018	1.68	3,967	6,657	1.25%	-5.4%	12/31/2018	1.72	0	0	1.00%	-5.1%	12/31/2018	1.76	0	0	0.75%	-4.9%
12/31/2017	1.77	6,686	11,855	1.25%	8.9%	12/31/2017	1.81	0	0	1.00%	9.1%	12/31/2017	1.85	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.48	0	$0	0.50%	8.3%	12/31/2021	$2.56	0	$0	0.25%	8.6%	12/31/2021	$2.64	29	$77	0.00%	8.9%
12/31/2020	2.29	0	0	0.50%	10.2%	12/31/2020	2.36	0	0	0.25%	10.4%	12/31/2020	2.43	39	95	0.00%	10.7%
12/31/2019	2.08	0	0	0.50%	15.3%	12/31/2019	2.14	0	0	0.25%	15.6%	12/31/2019	2.19	18	39	0.00%	15.9%
12/31/2018	1.80	0	0	0.50%	-4.6%	12/31/2018	1.85	0	0	0.25%	-4.4%	12/31/2018	1.89	16	30	0.00%	-4.2%
12/31/2017	1.89	0	0	0.50%	9.7%	12/31/2017	1.93	0	0	0.25%	9.9%	12/31/2017	1.98	12	24	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	1.6%
2019	1.6%
2018	2.3%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Real Estate Fund A Class - 06-380

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$529,566	$463,998	15,620
Receivables: investments sold	-
Payables: investments purchased	(641)
Net assets	$528,925

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$494,229	99,780	$4.95
Band 100	34,696	6,688	5.19
Band 75	-	-	5.43
Band 50	-	-	5.68
Band 25	-	-	5.95
Band 0	-	-	6.29
Total	$528,925	106,468

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,696
Mortality & expense charges			(5,297)
Net investment income (loss)			399

Gain (loss) on investments:
Net realized gain (loss)			4,576
Realized gain distributions			47,866
Net change in unrealized appreciation (depreciation)			89,829
Net gain (loss)			142,271

Increase (decrease) in net assets from operations			$142,670

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$399	$822
Net realized gain (loss)		4,576	(25,545)
Realized gain distributions		47,866	-
Net change in unrealized appreciation (depreciation)		89,829	(43,899)

Increase (decrease) in net assets from operations		142,670	(68,622)

Contract owner transactions:
Proceeds from units sold		88,811	100,799
Cost of units redeemed		(81,595)	(185,542)
Account charges		(191)	(261)
Increase (decrease)		7,025	(85,004)
Net increase (decrease)		149,695	(153,626)
Net assets, beginning		379,230	532,856
Net assets, ending		$528,925	$379,230

Units sold		20,965	27,694
Units redeemed		(20,790)	(56,204)
Net increase (decrease)		175	(28,510)
Units outstanding, beginning		106,293	134,803
Units outstanding, ending		106,468	106,293

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$16,823,407
Cost of units redeemed/account charges			(17,848,918)
Net investment income (loss)			142,305
Net realized gain (loss)			381,415
Realized gain distributions			965,148
Net change in unrealized appreciation (depreciation)			65,568
Net assets			$528,925

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.95	100	$494	1.25%	39.2%	12/31/2021	$5.19	7	$35	1.00%	39.6%	12/31/2021	$5.43	0	$0	0.75%	39.9%
12/31/2020	3.56	99	353	1.25%	-9.7%	12/31/2020	3.72	7	26	1.00%	-9.5%	12/31/2020	3.88	0	0	0.75%	-9.3%
12/31/2019	3.94	124	490	1.25%	28.7%	12/31/2019	4.11	10	42	1.00%	29.0%	12/31/2019	4.28	0	0	0.75%	29.4%
12/31/2018	3.06	210	644	1.25%	-6.4%	12/31/2018	3.18	9	29	1.00%	-6.1%	12/31/2018	3.31	0	0	0.75%	-5.9%
12/31/2017	3.27	387	1,264	1.25%	3.6%	12/31/2017	3.39	9	30	1.00%	3.9%	12/31/2017	3.51	0	0	0.75%	4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.68	0	$0	0.50%	40.3%	12/31/2021	$5.95	0	$0	0.25%	40.6%	12/31/2021	$6.29	0	$0	0.00%	41.0%
12/31/2020	4.05	0	0	0.50%	-9.0%	12/31/2020	4.23	0	0	0.25%	-8.8%	12/31/2020	4.46	0	0	0.00%	-8.6%
12/31/2019	4.45	0	0	0.50%	29.7%	12/31/2019	4.64	0	0	0.25%	30.0%	12/31/2019	4.88	0	0	0.00%	30.3%
12/31/2018	3.43	0	0	0.50%	-5.7%	12/31/2018	3.57	0	0	0.25%	-5.4%	12/31/2018	3.74	7	28	0.00%	-5.2%
12/31/2017	3.64	0	0	0.50%	4.4%	12/31/2017	3.77	0	0	0.25%	4.6%	12/31/2017	3.95	6	23	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.3%
2019	2.3%
2018	3.1%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Real Estate Fund Investor Class - 06-269

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$597,507	$514,827	17,523
Receivables: investments sold	-
Payables: investments purchased	(3,280)
Net assets	$594,227

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$594,227	282,917	$2.10
Band 100	-	-	2.18
Band 75	-	-	2.26
Band 50	-	-	2.34
Band 25	-	-	2.43
Band 0	-	-	2.52
Total	$594,227	282,917

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,164
Mortality & expense charges			(7,383)
Net investment income (loss)			1,781

Gain (loss) on investments:
Net realized gain (loss)			18,430
Realized gain distributions			58,482
Net change in unrealized appreciation (depreciation)			116,734
Net gain (loss)			193,646

Increase (decrease) in net assets from operations			$195,427

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,781	$2,429
Net realized gain (loss)		18,430	(3,643)
Realized gain distributions		58,482	-
Net change in unrealized appreciation (depreciation)		116,734	(50,536)

Increase (decrease) in net assets from operations		195,427	(51,750)

Contract owner transactions:
Proceeds from units sold		51,985	109,150
Cost of units redeemed		(201,300)	(265,499)
Account charges		(708)	(433)
Increase (decrease)		(150,023)	(156,782)
Net increase (decrease)		45,404	(208,532)
Net assets, beginning		548,823	757,355
Net assets, ending		$594,227	$548,823

Units sold		29,466	77,227
Units redeemed		(111,234)	(168,078)
Net increase (decrease)		(81,768)	(90,851)
Units outstanding, beginning		364,685	455,536
Units outstanding, ending		282,917	364,685

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$19,068,807
Cost of units redeemed/account charges			(20,569,933)
Net investment income (loss)			176,462
Net realized gain (loss)			1,392,090
Realized gain distributions			444,121
Net change in unrealized appreciation (depreciation)			82,680
Net assets			$594,227

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.10	283	$594	1.25%	39.6%	12/31/2021	$2.18	0	$0	1.00%	39.9%	12/31/2021	$2.26	0	$0	0.75%	40.3%
12/31/2020	1.50	365	549	1.25%	-9.5%	12/31/2020	1.56	0	0	1.00%	-9.3%	12/31/2020	1.61	0	0	0.75%	-9.0%
12/31/2019	1.66	456	757	1.25%	29.0%	12/31/2019	1.72	0	0	1.00%	29.4%	12/31/2019	1.77	0	0	0.75%	29.7%
12/31/2018	1.29	918	1,182	1.25%	-6.1%	12/31/2018	1.33	0	0	1.00%	-5.9%	12/31/2018	1.37	0	0	0.75%	-5.7%
12/31/2017	1.37	1,448	1,988	1.25%	3.9%	12/31/2017	1.41	0	0	1.00%	4.1%	12/31/2017	1.45	0	0	0.75%	4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.34	0	$0	0.50%	40.6%	12/31/2021	$2.43	0	$0	0.25%	41.0%	12/31/2021	$2.52	0	$0	0.00%	41.3%
12/31/2020	1.67	0	0	0.50%	-8.8%	12/31/2020	1.72	0	0	0.25%	-8.6%	12/31/2020	1.78	0	0	0.00%	-8.3%
12/31/2019	1.83	0	0	0.50%	30.0%	12/31/2019	1.89	0	0	0.25%	30.3%	12/31/2019	1.95	0	0	0.00%	30.7%
12/31/2018	1.41	0	0	0.50%	-5.4%	12/31/2018	1.45	0	0	0.25%	-5.2%	12/31/2018	1.49	0	0	0.00%	-5.0%
12/31/2017	1.49	0	0	0.50%	4.7%	12/31/2017	1.53	0	0	0.25%	4.9%	12/31/2017	1.57	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.4%
2019	2.0%
2018	3.3%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Select Investor Class - 06-440

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$178,100	$127,275	1,527
Receivables: investments sold	120
Payables: investments purchased	-
Net assets	$178,220

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$178,220	17,260	$10.33
Band 100	-	-	10.81
Band 75	-	-	11.31
Band 50	-	-	11.84
Band 25	-	-	12.39
Band 0	-	-	14.61
Total	$178,220	17,260

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,951)
Net investment income (loss)			(1,951)

Gain (loss) on investments:
Net realized gain (loss)			8,483
Realized gain distributions			13,564
Net change in unrealized appreciation (depreciation)			12,762
Net gain (loss)			34,809

Increase (decrease) in net assets from operations			$32,858

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,951)	$(2,830)
Net realized gain (loss)		8,483	45,680
Realized gain distributions		13,564	15,994
Net change in unrealized appreciation (depreciation)		12,762	7,465

Increase (decrease) in net assets from operations		32,858	66,309

Contract owner transactions:
Proceeds from units sold		21,486	19,046
Cost of units redeemed		(25,993)	(155,729)
Account charges		(7)	(280)
Increase (decrease)		(4,514)	(136,963)
Net increase (decrease)		28,344	(70,654)
Net assets, beginning		149,876	220,530
Net assets, ending		$178,220	$149,876

Units sold		2,320	2,776
Units redeemed		(3,003)	(19,764)
Net increase (decrease)		(683)	(16,988)
Units outstanding, beginning		17,943	34,931
Units outstanding, ending		17,260	17,943

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$665,709
Cost of units redeemed/account charges			(711,652)
Net investment income (loss)			(18,883)
Net realized gain (loss)			114,994
Realized gain distributions			77,227
Net change in unrealized appreciation (depreciation)			50,825
Net assets			$178,220

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$10.33	17	$178	1.25%	23.6%	12/31/2021	$10.81	0	$0	1.00%	23.9%	12/31/2021	$11.31	0	$0	0.75%	24.2%
12/31/2020	8.35	18	150	1.25%	32.3%	12/31/2020	8.72	0	0	1.00%	32.6%	12/31/2020	9.11	0	0	0.75%	33.0%
12/31/2019	6.31	35	221	1.25%	34.6%	12/31/2019	6.58	0	0	1.00%	35.0%	12/31/2019	6.85	0	0	0.75%	35.3%
12/31/2018	4.69	33	157	1.25%	-4.8%	12/31/2018	4.87	0	0	1.00%	-4.6%	12/31/2018	5.06	0	0	0.75%	-4.4%
12/31/2017	4.93	25	123	1.25%	27.3%	12/31/2017	5.11	0	0	1.00%	27.7%	12/31/2017	5.29	0	0	0.75%	28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$11.84	0	$0	0.50%	24.6%	12/31/2021	$12.39	0	$0	0.25%	24.9%	12/31/2021	$14.61	0	$0	0.00%	25.2%
12/31/2020	9.51	0	0	0.50%	33.3%	12/31/2020	9.93	0	0	0.25%	33.6%	12/31/2020	11.67	0	0	0.00%	34.0%
12/31/2019	7.13	0	0	0.50%	35.6%	12/31/2019	7.43	0	0	0.25%	36.0%	12/31/2019	8.71	0	0	0.00%	36.3%
12/31/2018	5.26	0	0	0.50%	-4.1%	12/31/2018	5.46	0	0	0.25%	-3.9%	12/31/2018	6.39	0	0	0.00%	-3.6%
12/31/2017	5.48	0	0	0.50%	28.3%	12/31/2017	5.68	0	0	0.25%	28.6%	12/31/2017	6.63	0	0	0.00%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.1%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Diversified Bond Fund Investor Class - 06-721

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,401	$1,450	127
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,401

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,401	1,108	$1.26
Band 100	-	-	1.30
Band 75	-	-	1.34
Band 50	-	-	1.38
Band 25	-	-	1.42
Band 0	-	-	1.46
Total	$1,401	1,108

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$15
Mortality & expense charges			(12)
Net investment income (loss)			3

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			13
Net change in unrealized appreciation (depreciation)			(36)
Net gain (loss)			(23)

Increase (decrease) in net assets from operations			$(20)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3	$-
Net realized gain (loss)		-	11
Realized gain distributions		13	16
Net change in unrealized appreciation (depreciation)		(36)	(13)

Increase (decrease) in net assets from operations		(20)	14

Contract owner transactions:
Proceeds from units sold		766	499
Cost of units redeemed		-	-
Account charges		(4)	(1)
Increase (decrease)		762	498
Net increase (decrease)		742	512
Net assets, beginning		659	147
Net assets, ending		$1,401	$659

Units sold		601	390
Units redeemed		(3)	(1)
Net increase (decrease)		598	389
Units outstanding, beginning		510	121
Units outstanding, ending		1,108	510

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,411
Cost of units redeemed/account charges			(5)
Net investment income (loss)			4
Net realized gain (loss)			11
Realized gain distributions			29
Net change in unrealized appreciation (depreciation)			(49)
Net assets			$1,401

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	1	$1	1.25%	-2.1%	12/31/2021	$1.30	0	$0	1.00%	-1.8%	12/31/2021	$1.34	0	$0	0.75%	-1.6%
12/31/2020	1.29	1	1	1.25%	6.7%	12/31/2020	1.33	0	0	1.00%	7.0%	12/31/2020	1.36	0	0	0.75%	7.2%
12/31/2019	1.21	0	0	1.25%	7.1%	12/31/2019	1.24	0	0	1.00%	7.3%	12/31/2019	1.27	0	0	0.75%	7.6%
12/31/2018	1.13	0	0	1.25%	-2.7%	12/31/2018	1.15	0	0	1.00%	-2.4%	12/31/2018	1.18	0	0	0.75%	-2.2%
12/31/2017	1.16	0	0	1.25%	2.0%	12/31/2017	1.18	0	0	1.00%	2.3%	12/31/2017	1.21	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	0.50%	-1.3%	12/31/2021	$1.42	0	$0	0.25%	-1.1%	12/31/2021	$1.46	0	$0	0.00%	-0.9%
12/31/2020	1.40	0	0	0.50%	7.5%	12/31/2020	1.44	0	0	0.25%	7.8%	12/31/2020	1.47	0	0	0.00%	8.0%
12/31/2019	1.30	0	0	0.50%	7.9%	12/31/2019	1.33	0	0	0.25%	8.1%	12/31/2019	1.36	0	0	0.00%	8.4%
12/31/2018	1.21	0	0	0.50%	-2.0%	12/31/2018	1.23	0	0	0.25%	-1.7%	12/31/2018	1.26	0	0	0.00%	-1.5%
12/31/2017	1.23	0	0	0.50%	2.8%	12/31/2017	1.25	0	0	0.25%	3.1%	12/31/2017	1.28	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.0%
2019	1.4%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Select A Class - 06-240

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$321,755	$188,632	2,862
Receivables: investments sold	-
Payables: investments purchased	(20)
Net assets	$321,735

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$72,127	14,107	$5.11
Band 100	249,608	46,715	5.34
Band 75	-	-	5.58
Band 50	-	-	5.84
Band 25	-	-	6.10
Band 0	-	-	6.37
Total	$321,735	60,822

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,119)
Net investment income (loss)			(3,119)

Gain (loss) on investments:
Net realized gain (loss)			7,470
Realized gain distributions			25,394
Net change in unrealized appreciation (depreciation)			32,697
Net gain (loss)			65,561

Increase (decrease) in net assets from operations			$62,442

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,119)	$(2,566)
Net realized gain (loss)		7,470	11,088
Realized gain distributions		25,394	16,521
Net change in unrealized appreciation (depreciation)		32,697	43,918

Increase (decrease) in net assets from operations		62,442	68,961

Contract owner transactions:
Proceeds from units sold		927	3,261
Cost of units redeemed		(13,838)	(30,574)
Account charges		(57)	(89)
Increase (decrease)		(12,968)	(27,402)
Net increase (decrease)		49,474	41,559
Net assets, beginning		272,261	230,702
Net assets, ending		$321,735	$272,261

Units sold		219	894
Units redeemed		(2,973)	(8,784)
Net increase (decrease)		(2,754)	(7,890)
Units outstanding, beginning		63,576	71,466
Units outstanding, ending		60,822	63,576

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$907,901
Cost of units redeemed/account charges			(1,007,872)
Net investment income (loss)			(32,205)
Net realized gain (loss)			164,855
Realized gain distributions			155,933
Net change in unrealized appreciation (depreciation)			133,123
Net assets			$321,735

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.11	14	$72	1.25%	23.3%	12/31/2021	$5.34	47	$250	1.00%	23.6%	12/31/2021	$5.58	0	$0	0.75%	23.9%
12/31/2020	4.15	14	60	1.25%	32.0%	12/31/2020	4.32	49	213	1.00%	32.3%	12/31/2020	4.51	0	0	0.75%	32.6%
12/31/2019	3.14	22	70	1.25%	34.3%	12/31/2019	3.27	49	161	1.00%	34.6%	12/31/2019	3.40	0	0	0.75%	34.9%
12/31/2018	2.34	23	53	1.25%	-5.1%	12/31/2018	2.43	65	157	1.00%	-4.8%	12/31/2018	2.52	0	0	0.75%	-4.6%
12/31/2017	2.46	43	106	1.25%	27.0%	12/31/2017	2.55	65	165	1.00%	27.3%	12/31/2017	2.64	0	0	0.75%	27.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.84	0	$0	0.50%	24.2%	12/31/2021	$6.10	0	$0	0.25%	24.6%	12/31/2021	$6.37	0	$0	0.00%	24.9%
12/31/2020	4.70	0	0	0.50%	33.0%	12/31/2020	4.90	0	0	0.25%	33.3%	12/31/2020	5.10	0	0	0.00%	33.6%
12/31/2019	3.53	0	0	0.50%	35.3%	12/31/2019	3.67	0	0	0.25%	35.6%	12/31/2019	3.82	0	0	0.00%	36.0%
12/31/2018	2.61	0	0	0.50%	-4.3%	12/31/2018	2.71	0	0	0.25%	-4.1%	12/31/2018	2.81	0	0	0.00%	-3.9%
12/31/2017	2.73	0	0	0.50%	27.9%	12/31/2017	2.82	0	0	0.25%	28.3%	12/31/2017	2.92	0	0	0.00%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Growth A Class - 06-200

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,086,169	$1,042,200	53,720
Receivables: investments sold	1,680
Payables: investments purchased	-
Net assets	$1,087,849

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$957,079	167,291	$5.72
Band 100	130,770	21,872	5.98
Band 75	-	-	6.25
Band 50	-	-	6.53
Band 25	-	-	6.82
Band 0	-	-	7.13
Total	$1,087,849	189,163

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(17,439)
Net investment income (loss)			(17,439)

Gain (loss) on investments:
Net realized gain (loss)			124,218
Realized gain distributions			261,246
Net change in unrealized appreciation (depreciation)			(304,256)
Net gain (loss)			81,208

Increase (decrease) in net assets from operations			$63,769

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,439)	$(12,341)
Net realized gain (loss)		124,218	79,222
Realized gain distributions		261,246	138,841
Net change in unrealized appreciation (depreciation)		(304,256)	200,596

Increase (decrease) in net assets from operations		63,769	406,318

Contract owner transactions:
Proceeds from units sold		228,349	332,784
Cost of units redeemed		(544,430)	(515,264)
Account charges		(789)	(898)
Increase (decrease)		(316,870)	(183,378)
Net increase (decrease)		(253,101)	222,940
Net assets, beginning		1,340,950	1,118,010
Net assets, ending		$1,087,849	$1,340,950

Units sold		40,584	79,757
Units redeemed		(97,645)	(138,168)
Net increase (decrease)		(57,061)	(58,411)
Units outstanding, beginning		246,224	304,635
Units outstanding, ending		189,163	246,224

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,303,017
Cost of units redeemed/account charges			(4,839,198)
Net investment income (loss)			(177,455)
Net realized gain (loss)			1,048,510
Realized gain distributions			709,006
Net change in unrealized appreciation (depreciation)			43,969
Net assets			$1,087,849

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.72	167	$957	1.25%	5.5%	12/31/2021	$5.98	22	$131	1.00%	5.7%	12/31/2021	$6.25	0	$0	0.75%	6.0%
12/31/2020	5.42	223	1,212	1.25%	48.7%	12/31/2020	5.65	23	129	1.00%	49.1%	12/31/2020	5.90	0	0	0.75%	49.4%
12/31/2019	3.65	260	948	1.25%	34.8%	12/31/2019	3.79	45	170	1.00%	35.1%	12/31/2019	3.95	0	0	0.75%	35.4%
12/31/2018	2.71	368	997	1.25%	-6.3%	12/31/2018	2.81	59	166	1.00%	-6.1%	12/31/2018	2.91	0	0	0.75%	-5.8%
12/31/2017	2.89	394	1,138	1.25%	23.9%	12/31/2017	2.99	73	217	1.00%	24.2%	12/31/2017	3.09	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.53	0	$0	0.50%	6.3%	12/31/2021	$6.82	0	$0	0.25%	6.5%	12/31/2021	$7.13	0	$0	0.00%	6.8%
12/31/2020	6.15	0	0	0.50%	49.8%	12/31/2020	6.41	0	0	0.25%	50.2%	12/31/2020	6.68	0	0	0.00%	50.5%
12/31/2019	4.10	0	0	0.50%	35.8%	12/31/2019	4.27	0	0	0.25%	36.1%	12/31/2019	4.44	0	0	0.00%	36.5%
12/31/2018	3.02	0	0	0.50%	-5.6%	12/31/2018	3.13	0	0	0.25%	-5.3%	12/31/2018	3.25	0	0	0.00%	-5.1%
12/31/2017	3.20	0	0	0.50%	24.9%	12/31/2017	3.31	0	0	0.25%	25.2%	12/31/2017	3.43	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Diversified Bond Fund A Class - 06-722

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$466,641	$474,431	42,535
Receivables: investments sold	-
Payables: investments purchased	(30)
Net assets	$466,611

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$352,965	287,055	$1.23
Band 100	113,646	89,784	1.27
Band 75	-	-	1.30
Band 50	-	-	1.34
Band 25	-	-	1.38
Band 0	-	-	1.42
Total	$466,611	376,839

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,913
Mortality & expense charges			(5,641)
Net investment income (loss)			272

Gain (loss) on investments:
Net realized gain (loss)			14
Realized gain distributions			4,500
Net change in unrealized appreciation (depreciation)			(15,442)
Net gain (loss)			(10,928)

Increase (decrease) in net assets from operations			$(10,656)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$272	$724
Net realized gain (loss)		14	1,284
Realized gain distributions		4,500	13,197
Net change in unrealized appreciation (depreciation)		(15,442)	6,543

Increase (decrease) in net assets from operations		(10,656)	21,748

Contract owner transactions:
Proceeds from units sold		-	184,128
Cost of units redeemed		(15,672)	(26,212)
Account charges		(13)	(14)
Increase (decrease)		(15,685)	157,902
Net increase (decrease)		(26,341)	179,650
Net assets, beginning		492,952	313,302
Net assets, ending		$466,611	$492,952

Units sold		(2)	147,731
Units redeemed		(12,672)	(20,977)
Net increase (decrease)		(12,674)	126,754
Units outstanding, beginning		389,513	262,759
Units outstanding, ending		376,839	389,513

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,062,318
Cost of units redeemed/account charges			(630,933)
Net investment income (loss)			22,972
Net realized gain (loss)			(573)
Realized gain distributions			20,617
Net change in unrealized appreciation (depreciation)			(7,790)
Net assets			$466,611

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	287	$353	1.25%	-2.2%	12/31/2021	$1.27	90	$114	1.00%	-2.0%	12/31/2021	$1.30	0	$0	0.75%	-1.7%
12/31/2020	1.26	300	377	1.25%	6.4%	12/31/2020	1.29	90	116	1.00%	6.7%	12/31/2020	1.33	0	0	0.75%	7.0%
12/31/2019	1.18	165	194	1.25%	6.8%	12/31/2019	1.21	98	119	1.00%	7.1%	12/31/2019	1.24	0	0	0.75%	7.4%
12/31/2018	1.11	170	188	1.25%	-3.0%	12/31/2018	1.13	143	162	1.00%	-2.8%	12/31/2018	1.15	0	0	0.75%	-2.5%
12/31/2017	1.14	185	212	1.25%	1.9%	12/31/2017	1.16	152	177	1.00%	2.1%	12/31/2017	1.18	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	0.50%	-1.5%	12/31/2021	$1.38	0	$0	0.25%	-1.3%	12/31/2021	$1.42	0	$0	0.00%	-1.0%
12/31/2020	1.36	0	0	0.50%	7.2%	12/31/2020	1.40	0	0	0.25%	7.5%	12/31/2020	1.44	0	0	0.00%	7.8%
12/31/2019	1.27	0	0	0.50%	7.6%	12/31/2019	1.30	0	0	0.25%	7.9%	12/31/2019	1.33	0	0	0.00%	8.2%
12/31/2018	1.18	0	0	0.50%	-2.3%	12/31/2018	1.21	0	0	0.25%	-2.0%	12/31/2018	1.23	0	0	0.00%	-1.8%
12/31/2017	1.21	0	0	0.50%	2.7%	12/31/2017	1.23	0	0	0.25%	2.9%	12/31/2017	1.25	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.2%
2019	2.2%
2018	2.3%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Value Fund A Class - 06-390

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,504,739	$1,332,557	139,497
Receivables: investments sold	3,229
Payables: investments purchased	-
Net assets	$1,507,968

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,507,968	225,619	$6.68
Band 100	-	-	7.00
Band 75	-	-	7.32
Band 50	-	-	7.66
Band 25	-	-	8.02
Band 0	-	-	8.45
Total	$1,507,968	225,619

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,677
Mortality & expense charges			(19,467)
Net investment income (loss)			(17,790)

Gain (loss) on investments:
Net realized gain (loss)			392,839
Realized gain distributions			98,364
Net change in unrealized appreciation (depreciation)			(26,975)
Net gain (loss)			464,228

Increase (decrease) in net assets from operations			$446,438

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,790)	$(7,333)
Net realized gain (loss)		392,839	6,974
Realized gain distributions		98,364	-
Net change in unrealized appreciation (depreciation)		(26,975)	104,101

Increase (decrease) in net assets from operations		446,438	103,742

Contract owner transactions:
Proceeds from units sold		1,114,297	206,431
Cost of units redeemed		(1,183,371)	(214,121)
Account charges		(1,545)	(485)
Increase (decrease)		(70,619)	(8,175)
Net increase (decrease)		375,819	95,567
Net assets, beginning		1,132,149	1,036,582
Net assets, ending		$1,507,968	$1,132,149

Units sold		177,510	54,814
Units redeemed		(174,872)	(51,094)
Net increase (decrease)		2,638	3,720
Units outstanding, beginning		222,981	219,261
Units outstanding, ending		225,619	222,981

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,391,925
Cost of units redeemed/account charges			(9,818,662)
Net investment income (loss)			(128,995)
Net realized gain (loss)			83,664
Realized gain distributions			1,807,854
Net change in unrealized appreciation (depreciation)			172,182
Net assets			$1,507,968

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.68	226	$1,508	1.25%	34.8%	12/31/2021	$7.00	0	$0	1.00%	35.2%	12/31/2021	$7.32	0	$0	0.75%	35.5%
12/31/2020	4.96	189	936	1.25%	7.3%	12/31/2020	5.18	0	0	1.00%	7.6%	12/31/2020	5.40	0	0	0.75%	7.9%
12/31/2019	4.62	184	851	1.25%	31.4%	12/31/2019	4.81	0	0	1.00%	31.7%	12/31/2019	5.01	0	0	0.75%	32.1%
12/31/2018	3.52	330	1,160	1.25%	-18.2%	12/31/2018	3.65	0	0	1.00%	-18.0%	12/31/2018	3.79	0	0	0.75%	-17.8%
12/31/2017	4.30	372	1,600	1.25%	8.5%	12/31/2017	4.46	0	0	1.00%	8.8%	12/31/2017	4.62	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.66	0	$0	0.50%	35.8%	12/31/2021	$8.02	0	$0	0.25%	36.2%	12/31/2021	$8.45	0	$0	0.00%	36.5%
12/31/2020	5.64	28	159	0.50%	8.1%	12/31/2020	5.89	0	0	0.25%	8.4%	12/31/2020	6.19	6	37	0.00%	8.7%
12/31/2019	5.22	29	152	0.50%	32.4%	12/31/2019	5.43	0	0	0.25%	32.7%	12/31/2019	5.69	6	34	0.00%	33.1%
12/31/2018	3.94	33	131	0.50%	-17.6%	12/31/2018	4.09	0	0	0.25%	-17.4%	12/31/2018	4.28	8	35	0.00%	-17.2%
12/31/2017	4.78	37	178	0.50%	9.4%	12/31/2017	4.96	0	0	0.25%	9.6%	12/31/2017	5.17	8	44	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.2%
2019	0.3%
2018	0.4%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Value Fund Investor Class - 06-470

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,735,637	$3,739,529	429,964
Receivables: investments sold	-
Payables: investments purchased	(18,925)
Net assets	$4,716,712

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,716,712	642,191	$7.34
Band 100	-	-	7.69
Band 75	-	-	8.05
Band 50	-	-	8.42
Band 25	-	-	8.82
Band 0	-	-	9.52
Total	$4,716,712	642,191

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16,478
Mortality & expense charges			(70,213)
Net investment income (loss)			(53,735)

Gain (loss) on investments:
Net realized gain (loss)			753,192
Realized gain distributions			310,258
Net change in unrealized appreciation (depreciation)			604,047
Net gain (loss)			1,667,497

Increase (decrease) in net assets from operations			$1,613,762

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(53,735)	$(32,867)
Net realized gain (loss)		753,192	(382,130)
Realized gain distributions		310,258	-
Net change in unrealized appreciation (depreciation)		604,047	448,637

Increase (decrease) in net assets from operations		1,613,762	33,640

Contract owner transactions:
Proceeds from units sold		1,409,833	509,212
Cost of units redeemed		(2,705,838)	(1,574,880)
Account charges		(2,955)	(2,095)
Increase (decrease)		(1,298,960)	(1,067,763)
Net increase (decrease)		314,802	(1,034,123)
Net assets, beginning		4,401,910	5,436,033
Net assets, ending		$4,716,712	$4,401,910

Units sold		216,044	127,766
Units redeemed		(384,223)	(393,953)
Net increase (decrease)		(168,179)	(266,187)
Units outstanding, beginning		810,370	1,076,557
Units outstanding, ending		642,191	810,370

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$40,148,346
Cost of units redeemed/account charges			(49,329,135)
Net investment income (loss)			(698,654)
Net realized gain (loss)			(250,261)
Realized gain distributions			13,850,308
Net change in unrealized appreciation (depreciation)			996,108
Net assets			$4,716,712

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.34	642	$4,717	1.25%	35.2%	12/31/2021	$7.69	0	$0	1.00%	35.6%	12/31/2021	$8.05	0	$0	0.75%	35.9%
12/31/2020	5.43	810	4,402	1.25%	7.6%	12/31/2020	5.67	0	0	1.00%	7.8%	12/31/2020	5.92	0	0	0.75%	8.1%
12/31/2019	5.05	1,077	5,436	1.25%	31.8%	12/31/2019	5.26	0	0	1.00%	32.2%	12/31/2019	5.48	0	0	0.75%	32.5%
12/31/2018	3.83	1,500	5,746	1.25%	-18.1%	12/31/2018	3.98	0	0	1.00%	-17.9%	12/31/2018	4.13	0	0	0.75%	-17.7%
12/31/2017	4.68	1,888	8,831	1.25%	8.9%	12/31/2017	4.85	0	0	1.00%	9.2%	12/31/2017	5.02	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.42	0	$0	0.50%	36.2%	12/31/2021	$8.82	0	$0	0.25%	36.6%	12/31/2021	$9.52	0	$0	0.00%	36.9%
12/31/2020	6.18	0	0	0.50%	8.4%	12/31/2020	6.45	0	0	0.25%	8.7%	12/31/2020	6.95	0	0	0.00%	8.9%
12/31/2019	5.70	0	0	0.50%	32.8%	12/31/2019	5.94	0	0	0.25%	33.2%	12/31/2019	6.38	0	0	0.00%	33.5%
12/31/2018	4.29	0	0	0.50%	-17.5%	12/31/2018	4.46	0	0	0.25%	-17.3%	12/31/2018	4.78	0	0	0.00%	-17.1%
12/31/2017	5.20	0	0	0.50%	9.7%	12/31/2017	5.39	0	0	0.25%	10.0%	12/31/2017	5.77	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.4%
2019	0.5%
2018	0.6%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Emerging Markets Fund A Class - 06-204

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$92,108	$87,506	7,093
Receivables: investments sold	2,514
Payables: investments purchased	-
Net assets	$94,622

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94,622	55,878	$1.69
Band 100	-	-	1.76
Band 75	-	-	1.83
Band 50	-	-	1.90
Band 25	-	-	1.97
Band 0	-	-	2.05
Total	$94,622	55,878

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$336
Mortality & expense charges			(1,348)
Net investment income (loss)			(1,012)

Gain (loss) on investments:
Net realized gain (loss)			17,687
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(23,503)
Net gain (loss)			(5,816)

Increase (decrease) in net assets from operations			$(6,828)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,012)	$(156)
Net realized gain (loss)		17,687	1,972
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(23,503)	18,239

Increase (decrease) in net assets from operations		(6,828)	20,055

Contract owner transactions:
Proceeds from units sold		48,629	35,503
Cost of units redeemed		(63,629)	(28,408)
Account charges		(144)	(112)
Increase (decrease)		(15,144)	6,983
Net increase (decrease)		(21,972)	27,038
Net assets, beginning		116,594	89,556
Net assets, ending		$94,622	$116,594

Units sold		26,708	23,244
Units redeemed		(34,542)	(19,804)
Net increase (decrease)		(7,834)	3,440
Units outstanding, beginning		63,712	60,272
Units outstanding, ending		55,878	63,712

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$784,645
Cost of units redeemed/account charges			(682,338)
Net investment income (loss)			(13,802)
Net realized gain (loss)			(13,042)
Realized gain distributions			14,557
Net change in unrealized appreciation (depreciation)			4,602
Net assets			$94,622

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.69	56	$95	1.25%	-7.5%	12/31/2021	$1.76	0	$0	1.00%	-7.2%	12/31/2021	$1.83	0	$0	0.75%	-7.0%
12/31/2020	1.83	64	117	1.25%	23.2%	12/31/2020	1.90	0	0	1.00%	23.5%	12/31/2020	1.96	0	0	0.75%	23.8%
12/31/2019	1.49	60	90	1.25%	20.1%	12/31/2019	1.54	0	0	1.00%	20.4%	12/31/2019	1.59	0	0	0.75%	20.7%
12/31/2018	1.24	72	89	1.25%	-20.3%	12/31/2018	1.28	0	0	1.00%	-20.1%	12/31/2018	1.31	0	0	0.75%	-19.9%
12/31/2017	1.55	43	66	1.25%	43.7%	12/31/2017	1.60	0	0	1.00%	44.1%	12/31/2017	1.64	0	0	0.75%	44.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.90	0	$0	0.50%	-6.8%	12/31/2021	$1.97	0	$0	0.25%	-6.5%	12/31/2021	$2.05	0	$0	0.00%	-6.3%
12/31/2020	2.04	0	0	0.50%	24.1%	12/31/2020	2.11	0	0	0.25%	24.4%	12/31/2020	2.19	0	0	0.00%	24.7%
12/31/2019	1.64	0	0	0.50%	21.0%	12/31/2019	1.70	0	0	0.25%	21.3%	12/31/2019	1.75	0	0	0.00%	21.6%
12/31/2018	1.36	0	0	0.50%	-19.7%	12/31/2018	1.40	0	0	0.25%	-19.5%	12/31/2018	1.44	0	0	0.00%	-19.3%
12/31/2017	1.69	0	0	0.50%	44.8%	12/31/2017	1.74	0	0	0.25%	45.1%	12/31/2017	1.79	0	0	0.00%	45.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.9%
2019	0.2%
2018	0.0%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Company A Class - 06-385

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,913	$5,444	309
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$4,905

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,905	1,059	$4.63
Band 100	-	-	4.85
Band 75	-	-	5.08
Band 50	-	-	5.31
Band 25	-	-	5.56
Band 0	-	-	5.90
Total	$4,905	1,059

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(789)
Net investment income (loss)			(789)

Gain (loss) on investments:
Net realized gain (loss)			47,527
Realized gain distributions			792
Net change in unrealized appreciation (depreciation)			(25,462)
Net gain (loss)			22,857

Increase (decrease) in net assets from operations			$22,068

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(789)	$(748)
Net realized gain (loss)		47,527	(1,649)
Realized gain distributions		792	-
Net change in unrealized appreciation (depreciation)		(25,462)	14,575

Increase (decrease) in net assets from operations		22,068	12,178

Contract owner transactions:
Proceeds from units sold		5,325	17,879
Cost of units redeemed		(137,773)	(13,749)
Account charges		(2)	-
Increase (decrease)		(132,450)	4,130
Net increase (decrease)		(110,382)	16,308
Net assets, beginning		115,287	98,979
Net assets, ending		$4,905	$115,287

Units sold		1,197	5,602
Units redeemed		(29,789)	(5,145)
Net increase (decrease)		(28,592)	457
Units outstanding, beginning		29,651	29,194
Units outstanding, ending		1,059	29,651

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,864,036
Cost of units redeemed/account charges			(4,575,050)
Net investment income (loss)			(99,146)
Net realized gain (loss)			682,163
Realized gain distributions			133,433
Net change in unrealized appreciation (depreciation)			(531)
Net assets			$4,905

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.63	1	$5	1.25%	19.2%	12/31/2021	$4.85	0	$0	1.00%	19.5%	12/31/2021	$5.08	0	$0	0.75%	19.8%
12/31/2020	3.89	30	115	1.25%	14.7%	12/31/2020	4.06	0	0	1.00%	15.0%	12/31/2020	4.24	0	0	0.75%	15.3%
12/31/2019	3.39	29	99	1.25%	18.0%	12/31/2019	3.53	0	0	1.00%	18.3%	12/31/2019	3.68	0	0	0.75%	18.6%
12/31/2018	2.87	149	427	1.25%	-15.7%	12/31/2018	2.99	0	0	1.00%	-15.5%	12/31/2018	3.10	0	0	0.75%	-15.3%
12/31/2017	3.41	302	1,028	1.25%	8.9%	12/31/2017	3.53	0	0	1.00%	9.2%	12/31/2017	3.66	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.31	0	$0	0.50%	20.1%	12/31/2021	$5.56	0	$0	0.25%	20.4%	12/31/2021	$5.90	0	$0	0.00%	20.7%
12/31/2020	4.43	0	0	0.50%	15.5%	12/31/2020	4.62	0	0	0.25%	15.8%	12/31/2020	4.89	0	0	0.00%	16.1%
12/31/2019	3.83	0	0	0.50%	18.8%	12/31/2019	3.99	0	0	0.25%	19.1%	12/31/2019	4.21	0	0	0.00%	19.4%
12/31/2018	3.22	0	0	0.50%	-15.0%	12/31/2018	3.35	0	0	0.25%	-14.8%	12/31/2018	3.52	0	0	0.00%	-14.6%
12/31/2017	3.79	0	0	0.50%	9.8%	12/31/2017	3.93	0	0	0.25%	10.0%	12/31/2017	4.13	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.3%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Emerging Markets Fund Investor Class - 06-206

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,432,336	$1,514,206	109,045
Receivables: investments sold	77,945
Payables: investments purchased	-
Net assets	$1,510,281

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,510,281	859,960	$1.76
Band 100	-	-	1.82
Band 75	-	-	1.89
Band 50	-	-	1.97
Band 25	-	-	2.04
Band 0	-	-	2.12
Total	$1,510,281	859,960

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$41,936
Mortality & expense charges			(81,351)
Net investment income (loss)			(39,415)

Gain (loss) on investments:
Net realized gain (loss)			902,418
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,376,560)
Net gain (loss)			(474,142)

Increase (decrease) in net assets from operations			$(513,557)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(39,415)	$42,907
Net realized gain (loss)		902,418	(1,011,834)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,376,560)	972,797

Increase (decrease) in net assets from operations		(513,557)	3,870

Contract owner transactions:
Proceeds from units sold		4,634,977	1,316,548
Cost of units redeemed		(8,033,535)	(5,398,700)
Account charges		(24,873)	(24,814)
Increase (decrease)		(3,423,431)	(4,106,966)
Net increase (decrease)		(3,936,988)	(4,103,096)
Net assets, beginning		5,447,269	9,550,365
Net assets, ending		$1,510,281	$5,447,269

Units sold		2,431,083	937,844
Units redeemed		(4,449,356)	(4,291,253)
Net increase (decrease)		(2,018,273)	(3,353,409)
Units outstanding, beginning		2,878,233	6,231,642
Units outstanding, ending		859,960	2,878,233

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$17,979,022
Cost of units redeemed/account charges			(16,188,882)
Net investment income (loss)			(107,938)
Net realized gain (loss)			(133,979)
Realized gain distributions			43,928
Net change in unrealized appreciation (depreciation)			(81,870)
Net assets			$1,510,281

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	860	$1,510	1.25%	-7.2%	12/31/2021	$1.82	0	$0	1.00%	-7.0%	12/31/2021	$1.89	0	$0	0.75%	-6.7%
12/31/2020	1.89	2,878	5,447	1.25%	23.5%	12/31/2020	1.96	0	0	1.00%	23.8%	12/31/2020	2.03	0	0	0.75%	24.1%
12/31/2019	1.53	6,232	9,550	1.25%	20.4%	12/31/2019	1.58	0	0	1.00%	20.7%	12/31/2019	1.64	0	0	0.75%	21.0%
12/31/2018	1.27	3,536	4,501	1.25%	-20.2%	12/31/2018	1.31	0	0	1.00%	-20.0%	12/31/2018	1.35	0	0	0.75%	-19.8%
12/31/2017	1.59	392	625	1.25%	44.1%	12/31/2017	1.64	0	0	1.00%	44.4%	12/31/2017	1.69	0	0	0.75%	44.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	0	$0	0.50%	-6.5%	12/31/2021	$2.04	0	$0	0.25%	-6.3%	12/31/2021	$2.12	0	$0	0.00%	-6.0%
12/31/2020	2.11	0	0	0.50%	24.4%	12/31/2020	2.18	0	0	0.25%	24.7%	12/31/2020	2.26	0	0	0.00%	25.0%
12/31/2019	1.69	0	0	0.50%	21.3%	12/31/2019	1.75	0	0	0.25%	21.6%	12/31/2019	1.81	0	0	0.00%	21.9%
12/31/2018	1.39	0	0	0.50%	-19.5%	12/31/2018	1.44	0	0	0.25%	-19.3%	12/31/2018	1.48	0	0	0.00%	-19.1%
12/31/2017	1.73	0	0	0.50%	45.1%	12/31/2017	1.78	0	0	0.25%	45.5%	12/31/2017	1.83	0	0	0.00%	45.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.5%
2019	0.4%
2018	0.5%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Growth Fund Investor Class - 06-048

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$90,969	$98,323	2,908
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$90,990

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$90,990	42,126	$2.16
Band 100	-	-	2.20
Band 75	-	-	2.24
Band 50	-	-	2.29
Band 25	-	-	2.33
Band 0	-	-	2.37
Total	$90,990	42,126

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$429
Mortality & expense charges			(1,012)
Net investment income (loss)			(583)

Gain (loss) on investments:
Net realized gain (loss)			(134)
Realized gain distributions			19,233
Net change in unrealized appreciation (depreciation)			(910)
Net gain (loss)			18,189

Increase (decrease) in net assets from operations			$17,606

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(583)	$142
Net realized gain (loss)		(134)	(2)
Realized gain distributions		19,233	7,262
Net change in unrealized appreciation (depreciation)		(910)	(6,444)

Increase (decrease) in net assets from operations		17,606	958

Contract owner transactions:
Proceeds from units sold		8,087	69,833
Cost of units redeemed		(5,457)	-
Account charges		(34)	(3)
Increase (decrease)		2,596	69,830
Net increase (decrease)		20,202	70,788
Net assets, beginning		70,788	-
Net assets, ending		$90,990	$70,788

Units sold		4,324	40,949
Units redeemed		(3,146)	(1)
Net increase (decrease)		1,178	40,948
Units outstanding, beginning		40,948	-
Units outstanding, ending		42,126	40,948

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$176,222
Cost of units redeemed/account charges			(130,160)
Net investment income (loss)			(348)
Net realized gain (loss)			11,934
Realized gain distributions			40,696
Net change in unrealized appreciation (depreciation)			(7,354)
Net assets			$90,990

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.16	42	$91	1.25%	24.9%	12/31/2021	$2.20	0	$0	1.00%	25.3%	12/31/2021	$2.24	0	$0	0.75%	25.6%
12/31/2020	1.73	41	71	1.25%	13.1%	12/31/2020	1.76	0	0	1.00%	13.4%	12/31/2020	1.79	0	0	0.75%	13.6%
12/31/2019	1.53	0	0	1.25%	26.8%	12/31/2019	1.55	0	0	1.00%	27.1%	12/31/2019	1.57	0	0	0.75%	27.4%
12/31/2018	1.21	0	0	1.25%	-7.5%	12/31/2018	1.22	0	0	1.00%	-7.2%	12/31/2018	1.23	0	0	0.75%	-7.0%
12/31/2017	1.30	0	0	1.25%	20.3%	12/31/2017	1.31	0	0	1.00%	20.6%	12/31/2017	1.33	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.29	0	$0	0.50%	25.9%	12/31/2021	$2.33	0	$0	0.25%	26.2%	12/31/2021	$2.37	0	$0	0.00%	26.5%
12/31/2020	1.82	0	0	0.50%	13.9%	12/31/2020	1.85	0	0	0.25%	14.2%	12/31/2020	1.88	0	0	0.00%	14.5%
12/31/2019	1.59	0	0	0.50%	27.7%	12/31/2019	1.62	0	0	0.25%	28.0%	12/31/2019	1.64	0	0	0.00%	28.4%
12/31/2018	1.25	0	0	0.50%	-6.8%	12/31/2018	1.26	0	0	0.25%	-6.5%	12/31/2018	1.28	0	0	0.00%	-6.3%
12/31/2017	1.34	0	0	0.50%	21.2%	12/31/2017	1.35	0	0	0.25%	21.6%	12/31/2017	1.36	0	0	0.00%	21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.5%
2019	0.0%
2018	0.0%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Aggressive Fund A Class - 06-400

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,903,626	$7,458,011	945,516
Receivables: investments sold	889
Payables: investments purchased	-
Net assets	$7,904,515

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,579,543	1,352,882	$4.12
Band 100	2,324,972	538,613	4.32
Band 75	-	-	4.52
Band 50	-	-	4.73
Band 25	-	-	4.95
Band 0	-	-	5.21
Total	$7,904,515	1,891,495

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$96,369
Mortality & expense charges			(90,801)
Net investment income (loss)			5,568

Gain (loss) on investments:
Net realized gain (loss)			238,972
Realized gain distributions			791,637
Net change in unrealized appreciation (depreciation)			(43,876)
Net gain (loss)			986,733

Increase (decrease) in net assets from operations			$992,301

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,568	$(42,305)
Net realized gain (loss)		238,972	(139,177)
Realized gain distributions		791,637	406,684
Net change in unrealized appreciation (depreciation)		(43,876)	847,920

Increase (decrease) in net assets from operations		992,301	1,073,122

Contract owner transactions:
Proceeds from units sold		1,058,496	645,394
Cost of units redeemed		(1,700,489)	(2,401,727)
Account charges		(1,550)	(1,885)
Increase (decrease)		(643,543)	(1,758,218)
Net increase (decrease)		348,758	(685,096)
Net assets, beginning		7,555,757	8,240,853
Net assets, ending		$7,904,515	$7,555,757

Units sold		280,963	213,190
Units redeemed		(418,539)	(778,049)
Net increase (decrease)		(137,576)	(564,859)
Units outstanding, beginning		2,029,071	2,593,930
Units outstanding, ending		1,891,495	2,029,071

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$40,877,729
Cost of units redeemed/account charges			(44,295,154)
Net investment income (loss)			(282,450)
Net realized gain (loss)			1,016,080
Realized gain distributions			10,142,695
Net change in unrealized appreciation (depreciation)			445,615
Net assets			$7,904,515

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.12	1,353	$5,580	1.25%	13.3%	12/31/2021	$4.32	539	$2,325	1.00%	13.6%	12/31/2021	$4.52	0	$0	0.75%	13.9%
12/31/2020	3.64	1,371	4,988	1.25%	16.6%	12/31/2020	3.80	564	2,143	1.00%	16.8%	12/31/2020	3.97	0	0	0.75%	17.1%
12/31/2019	3.12	1,909	5,960	1.25%	22.4%	12/31/2019	3.25	590	1,919	1.00%	22.7%	12/31/2019	3.39	0	0	0.75%	23.0%
12/31/2018	2.55	2,373	6,053	1.25%	-9.3%	12/31/2018	2.65	677	1,793	1.00%	-9.0%	12/31/2018	2.75	0	0	0.75%	-8.8%
12/31/2017	2.81	2,557	7,186	1.25%	17.4%	12/31/2017	2.91	926	2,696	1.00%	17.7%	12/31/2017	3.02	0	0	0.75%	18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.73	0	$0	0.50%	14.2%	12/31/2021	$4.95	0	$0	0.25%	14.5%	12/31/2021	$5.21	0	$0	0.00%	14.7%
12/31/2020	4.14	11	47	0.50%	17.4%	12/31/2020	4.32	0	0	0.25%	17.7%	12/31/2020	4.54	83	378	0.00%	18.0%
12/31/2019	3.53	12	42	0.50%	23.4%	12/31/2019	3.67	0	0	0.25%	23.7%	12/31/2019	3.85	83	320	0.00%	24.0%
12/31/2018	2.86	13	37	0.50%	-8.6%	12/31/2018	2.97	0	0	0.25%	-8.3%	12/31/2018	3.10	117	364	0.00%	-8.1%
12/31/2017	3.13	14	42	0.50%	18.3%	12/31/2017	3.24	0	0	0.25%	18.6%	12/31/2017	3.38	113	382	0.00%	18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	0.4%
2019	1.4%
2018	0.9%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Growth Fund A Class - 06-175

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,908,181	$2,947,468	93,168
Receivables: investments sold	-
Payables: investments purchased	(394)
Net assets	$2,907,787

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,264,795	546,226	$4.15
Band 100	642,992	148,390	4.33
Band 75	-	-	4.53
Band 50	-	-	4.73
Band 25	-	-	4.95
Band 0	-	-	5.17
Total	$2,907,787	694,616

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,453
Mortality & expense charges			(31,158)
Net investment income (loss)			(23,705)

Gain (loss) on investments:
Net realized gain (loss)			59,768
Realized gain distributions			616,088
Net change in unrealized appreciation (depreciation)			(85,740)
Net gain (loss)			590,116

Increase (decrease) in net assets from operations			$566,411

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,705)	$(5,232)
Net realized gain (loss)		59,768	(6,998)
Realized gain distributions		616,088	237,479
Net change in unrealized appreciation (depreciation)		(85,740)	2,413

Increase (decrease) in net assets from operations		566,411	227,662

Contract owner transactions:
Proceeds from units sold		449,037	661,938
Cost of units redeemed		(405,259)	(374,244)
Account charges		(1,593)	(1,421)
Increase (decrease)		42,185	286,273
Net increase (decrease)		608,596	513,935
Net assets, beginning		2,299,191	1,785,256
Net assets, ending		$2,907,787	$2,299,191

Units sold		115,402	218,405
Units redeemed		(101,449)	(133,517)
Net increase (decrease)		13,953	84,888
Units outstanding, beginning		680,663	595,775
Units outstanding, ending		694,616	680,663

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$17,596,974
Cost of units redeemed/account charges			(18,084,179)
Net investment income (loss)			(57,023)
Net realized gain (loss)			844,534
Realized gain distributions			2,646,768
Net change in unrealized appreciation (depreciation)			(39,287)
Net assets			$2,907,787

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.15	546	$2,265	1.25%	24.6%	12/31/2021	$4.33	148	$643	1.00%	24.9%	12/31/2021	$4.53	0	$0	0.75%	25.2%
12/31/2020	3.33	512	1,702	1.25%	12.8%	12/31/2020	3.47	135	467	1.00%	13.1%	12/31/2020	3.62	0	0	0.75%	13.4%
12/31/2019	2.95	433	1,276	1.25%	26.4%	12/31/2019	3.07	127	391	1.00%	26.8%	12/31/2019	3.19	0	0	0.75%	27.1%
12/31/2018	2.33	663	1,547	1.25%	-7.7%	12/31/2018	2.42	135	326	1.00%	-7.5%	12/31/2018	2.51	0	0	0.75%	-7.2%
12/31/2017	2.53	996	2,517	1.25%	20.0%	12/31/2017	2.61	121	317	1.00%	20.3%	12/31/2017	2.71	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.73	0	$0	0.50%	25.5%	12/31/2021	$4.95	0	$0	0.25%	25.9%	12/31/2021	$5.17	0	$0	0.00%	26.2%
12/31/2020	3.77	35	130	0.50%	13.7%	12/31/2020	3.93	0	0	0.25%	14.0%	12/31/2020	4.10	0	0	0.00%	14.2%
12/31/2019	3.32	36	119	0.50%	27.4%	12/31/2019	3.45	0	0	0.25%	27.7%	12/31/2019	3.59	0	0	0.00%	28.0%
12/31/2018	2.60	40	104	0.50%	-7.0%	12/31/2018	2.70	0	0	0.25%	-6.8%	12/31/2018	2.80	0	0	0.00%	-6.5%
12/31/2017	2.80	3	9	0.50%	20.9%	12/31/2017	2.90	0	0	0.25%	21.2%	12/31/2017	3.00	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.7%
2019	1.0%
2018	0.7%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Income Fund Investor Class - 06-475

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,154,892	$2,752,816	319,510
Receivables: investments sold	-
Payables: investments purchased	(10,912)
Net assets	$3,143,980

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,143,980	722,268	$4.35
Band 100	-	-	4.56
Band 75	-	-	4.77
Band 50	-	-	4.99
Band 25	-	-	5.22
Band 0	-	-	5.64
Total	$3,143,980	722,268

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$66,330
Mortality & expense charges			(47,375)
Net investment income (loss)			18,955

Gain (loss) on investments:
Net realized gain (loss)			243,926
Realized gain distributions			148,607
Net change in unrealized appreciation (depreciation)			112,765
Net gain (loss)			505,298

Increase (decrease) in net assets from operations			$524,253

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,955	$40,521
Net realized gain (loss)		243,926	22,923
Realized gain distributions		148,607	-
Net change in unrealized appreciation (depreciation)		112,765	(119,769)

Increase (decrease) in net assets from operations		524,253	(56,325)

Contract owner transactions:
Proceeds from units sold		172,346	470,139
Cost of units redeemed		(2,184,663)	(1,489,762)
Account charges		(597)	(1,046)
Increase (decrease)		(2,012,914)	(1,020,669)
Net increase (decrease)		(1,488,661)	(1,076,994)
Net assets, beginning		4,632,641	5,709,635
Net assets, ending		$3,143,980	$4,632,641

Units sold		42,637	142,893
Units redeemed		(547,816)	(425,537)
Net increase (decrease)		(505,179)	(282,644)
Units outstanding, beginning		1,227,447	1,510,091
Units outstanding, ending		722,268	1,227,447

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$36,511,837
Cost of units redeemed/account charges			(45,093,750)
Net investment income (loss)			1,909,964
Net realized gain (loss)			3,200,911
Realized gain distributions			6,212,942
Net change in unrealized appreciation (depreciation)			402,076
Net assets			$3,143,980

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.35	722	$3,144	1.25%	15.3%	12/31/2021	$4.56	0	$0	1.00%	15.6%	12/31/2021	$4.77	0	$0	0.75%	15.9%
12/31/2020	3.77	1,227	4,633	1.25%	-0.2%	12/31/2020	3.94	0	0	1.00%	0.1%	12/31/2020	4.11	0	0	0.75%	0.3%
12/31/2019	3.78	1,510	5,710	1.25%	22.6%	12/31/2019	3.94	0	0	1.00%	22.9%	12/31/2019	4.10	0	0	0.75%	23.2%
12/31/2018	3.08	2,001	6,172	1.25%	-5.6%	12/31/2018	3.20	0	0	1.00%	-5.3%	12/31/2018	3.33	0	0	0.75%	-5.1%
12/31/2017	3.27	2,866	9,364	1.25%	11.9%	12/31/2017	3.39	0	0	1.00%	12.2%	12/31/2017	3.51	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.99	0	$0	0.50%	16.2%	12/31/2021	$5.22	0	$0	0.25%	16.5%	12/31/2021	$5.64	0	$0	0.00%	16.8%
12/31/2020	4.30	0	0	0.50%	0.6%	12/31/2020	4.48	0	0	0.25%	0.8%	12/31/2020	4.83	0	0	0.00%	1.1%
12/31/2019	4.27	0	0	0.50%	23.5%	12/31/2019	4.45	0	0	0.25%	23.8%	12/31/2019	4.78	0	0	0.00%	24.1%
12/31/2018	3.46	0	0	0.50%	-4.9%	12/31/2018	3.59	0	0	0.25%	-4.6%	12/31/2018	3.85	0	0	0.00%	-4.4%
12/31/2017	3.64	0	0	0.50%	12.8%	12/31/2017	3.77	0	0	0.25%	13.1%	12/31/2017	4.03	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	1.9%
2019	2.5%
2018	2.0%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Conservative Fund A Class - 06-405

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,721,215	$2,594,421	453,561
Receivables: investments sold	-
Payables: investments purchased	(4,382)
Net assets	$2,716,833

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,166,766	466,102	$2.50
Band 100	1,550,067	591,622	2.62
Band 75	-	-	2.74
Band 50	-	-	2.87
Band 25	-	-	3.00
Band 0	-	-	3.15
Total	$2,716,833	1,057,724

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$34,650
Mortality & expense charges			(31,968)
Net investment income (loss)			2,682

Gain (loss) on investments:
Net realized gain (loss)			119,626
Realized gain distributions			182,234
Net change in unrealized appreciation (depreciation)			(55,062)
Net gain (loss)			246,798

Increase (decrease) in net assets from operations			$249,480

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,682	$(13,863)
Net realized gain (loss)		119,626	(31,446)
Realized gain distributions		182,234	106,520
Net change in unrealized appreciation (depreciation)		(55,062)	313,426

Increase (decrease) in net assets from operations		249,480	374,637

Contract owner transactions:
Proceeds from units sold		213,164	147,010
Cost of units redeemed		(1,239,663)	(1,062,428)
Account charges		(915)	(992)
Increase (decrease)		(1,027,414)	(916,410)
Net increase (decrease)		(777,934)	(541,773)
Net assets, beginning		3,494,767	4,036,540
Net assets, ending		$2,716,833	$3,494,767

Units sold		87,381	70,300
Units redeemed		(467,667)	(507,465)
Net increase (decrease)		(380,286)	(437,165)
Units outstanding, beginning		1,438,010	1,875,175
Units outstanding, ending		1,057,724	1,438,010

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$20,629,960
Cost of units redeemed/account charges			(20,804,535)
Net investment income (loss)			(50,488)
Net realized gain (loss)			219,581
Realized gain distributions			2,595,521
Net change in unrealized appreciation (depreciation)			126,794
Net assets			$2,716,833

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.50	466	$1,167	1.25%	7.7%	12/31/2021	$2.62	592	$1,550	1.00%	8.0%	12/31/2021	$2.74	0	$0	0.75%	8.3%
12/31/2020	2.32	516	1,198	1.25%	11.7%	12/31/2020	2.43	650	1,576	1.00%	12.0%	12/31/2020	2.53	0	0	0.75%	12.2%
12/31/2019	2.08	893	1,857	1.25%	14.2%	12/31/2019	2.17	703	1,524	1.00%	14.5%	12/31/2019	2.26	0	0	0.75%	14.8%
12/31/2018	1.82	1,057	1,926	1.25%	-6.0%	12/31/2018	1.89	748	1,415	1.00%	-5.7%	12/31/2018	1.97	0	0	0.75%	-5.5%
12/31/2017	1.94	1,337	2,590	1.25%	9.0%	12/31/2017	2.01	867	1,741	1.00%	9.3%	12/31/2017	2.08	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.87	0	$0	0.50%	8.6%	12/31/2021	$3.00	0	$0	0.25%	8.8%	12/31/2021	$3.15	0	$0	0.00%	9.1%
12/31/2020	2.64	273	721	0.50%	12.5%	12/31/2020	2.76	0	0	0.25%	12.8%	12/31/2020	2.89	0	0	0.00%	13.1%
12/31/2019	2.35	279	656	0.50%	15.1%	12/31/2019	2.45	0	0	0.25%	15.4%	12/31/2019	2.55	0	0	0.00%	15.6%
12/31/2018	2.04	280	572	0.50%	-5.3%	12/31/2018	2.12	0	0	0.25%	-5.0%	12/31/2018	2.21	0	0	0.00%	-4.8%
12/31/2017	2.16	284	613	0.50%	9.8%	12/31/2017	2.23	0	0	0.25%	10.1%	12/31/2017	2.32	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	0.5%
2019	1.3%
2018	1.4%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Income Fund A Class - 06-285

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,663,669	$5,006,676	574,570
Receivables: investments sold	-
Payables: investments purchased	(9,892)
Net assets	$5,653,777

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,253,710	1,066,197	$3.99
Band 100	1,399,815	335,041	4.18
Band 75	-	-	4.37
Band 50	252	55	4.58
Band 25	-	-	4.79
Band 0	-	-	5.04
Total	$5,653,777	1,401,293

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$91,286
Mortality & expense charges			(67,649)
Net investment income (loss)			23,637

Gain (loss) on investments:
Net realized gain (loss)			190,197
Realized gain distributions			267,566
Net change in unrealized appreciation (depreciation)			346,215
Net gain (loss)			803,978

Increase (decrease) in net assets from operations			$827,615

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,637	$42,731
Net realized gain (loss)		190,197	(2,400)
Realized gain distributions		267,566	-
Net change in unrealized appreciation (depreciation)		346,215	(92,000)

Increase (decrease) in net assets from operations		827,615	(51,669)

Contract owner transactions:
Proceeds from units sold		597,863	724,049
Cost of units redeemed		(1,597,134)	(1,491,952)
Account charges		(1,363)	(1,258)
Increase (decrease)		(1,000,634)	(769,161)
Net increase (decrease)		(173,019)	(820,830)
Net assets, beginning		5,826,796	6,647,626
Net assets, ending		$5,653,777	$5,826,796

Units sold		160,230	229,806
Units redeemed		(407,325)	(455,485)
Net increase (decrease)		(247,095)	(225,679)
Units outstanding, beginning		1,648,388	1,874,067
Units outstanding, ending		1,401,293	1,648,388

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$35,144,883
Cost of units redeemed/account charges			(39,199,638)
Net investment income (loss)			1,073,934
Net realized gain (loss)			2,983,040
Realized gain distributions			4,994,565
Net change in unrealized appreciation (depreciation)			656,993
Net assets			$5,653,777

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.99	1,066	$4,254	1.25%	15.0%	12/31/2021	$4.18	335	$1,400	1.00%	15.3%	12/31/2021	$4.37	0	$0	0.75%	15.6%
12/31/2020	3.47	1,193	4,138	1.25%	-0.4%	12/31/2020	3.62	361	1,309	1.00%	-0.2%	12/31/2020	3.78	0	0	0.75%	0.1%
12/31/2019	3.48	1,377	4,795	1.25%	22.3%	12/31/2019	3.63	382	1,385	1.00%	22.6%	12/31/2019	3.78	0	0	0.75%	22.9%
12/31/2018	2.85	1,822	5,190	1.25%	-5.8%	12/31/2018	2.96	423	1,252	1.00%	-5.6%	12/31/2018	3.08	0	0	0.75%	-5.3%
12/31/2017	3.02	2,131	6,446	1.25%	11.7%	12/31/2017	3.14	653	2,048	1.00%	11.9%	12/31/2017	3.25	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.58	0	$0	0.50%	15.9%	12/31/2021	$4.79	0	$0	0.25%	16.2%	12/31/2021	$5.04	0	$0	0.00%	16.5%
12/31/2020	3.95	69	274	0.50%	0.3%	12/31/2020	4.12	0	0	0.25%	0.6%	12/31/2020	4.33	25	106	0.00%	0.8%
12/31/2019	3.94	80	316	0.50%	23.2%	12/31/2019	4.10	0	0	0.25%	23.5%	12/31/2019	4.29	35	152	0.00%	23.8%
12/31/2018	3.20	85	272	0.50%	-5.1%	12/31/2018	3.32	0	0	0.25%	-4.9%	12/31/2018	3.47	32	112	0.00%	-4.6%
12/31/2017	3.37	79	266	0.50%	12.5%	12/31/2017	3.49	0	0	0.25%	12.8%	12/31/2017	3.63	29	106	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.7%
2019	2.1%
2018	1.6%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ginnie Mae A Class - 06-435

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$470,149	$487,451	47,503
Receivables: investments sold	21,041
Payables: investments purchased	-
Net assets	$491,190

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$463,747	337,002	$1.38
Band 100	27,443	19,053	1.44
Band 75	-	-	1.51
Band 50	-	-	1.58
Band 25	-	-	1.65
Band 0	-	-	1.73
Total	$491,190	356,055

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,602
Mortality & expense charges			(6,251)
Net investment income (loss)			1,351

Gain (loss) on investments:
Net realized gain (loss)			(2,567)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14,740)
Net gain (loss)			(17,307)

Increase (decrease) in net assets from operations			$(15,956)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,351	$5,724
Net realized gain (loss)		(2,567)	40,128
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(14,740)	(26,544)

Increase (decrease) in net assets from operations		(15,956)	19,308

Contract owner transactions:
Proceeds from units sold		98,874	1,116,254
Cost of units redeemed		(169,805)	(1,307,759)
Account charges		(1,423)	(1,272)
Increase (decrease)		(72,354)	(192,777)
Net increase (decrease)		(88,310)	(173,469)
Net assets, beginning		579,500	752,969
Net assets, ending		$491,190	$579,500

Units sold		70,980	786,209
Units redeemed		(122,025)	(918,427)
Net increase (decrease)		(51,045)	(132,218)
Units outstanding, beginning		407,100	539,318
Units outstanding, ending		356,055	407,100

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$49,648,078
Cost of units redeemed/account charges			(49,701,380)
Net investment income (loss)			490,283
Net realized gain (loss)			71,511
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(17,302)
Net assets			$491,190

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	337	$464	1.25%	-3.1%	12/31/2021	$1.44	19	$27	1.00%	-2.9%	12/31/2021	$1.51	0	$0	0.75%	-2.6%
12/31/2020	1.42	387	550	1.25%	2.2%	12/31/2020	1.48	20	29	1.00%	2.4%	12/31/2020	1.55	0	0	0.75%	2.7%
12/31/2019	1.39	483	671	1.25%	4.6%	12/31/2019	1.45	57	82	1.00%	4.9%	12/31/2019	1.51	0	0	0.75%	5.1%
12/31/2018	1.33	991	1,317	1.25%	-1.1%	12/31/2018	1.38	65	89	1.00%	-0.8%	12/31/2018	1.43	0	0	0.75%	-0.6%
12/31/2017	1.34	866	1,163	1.25%	-0.3%	12/31/2017	1.39	90	125	1.00%	-0.1%	12/31/2017	1.44	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	0.50%	-2.4%	12/31/2021	$1.65	0	$0	0.25%	-2.1%	12/31/2021	$1.73	0	$0	0.00%	-1.9%
12/31/2020	1.62	0	0	0.50%	3.0%	12/31/2020	1.69	0	0	0.25%	3.2%	12/31/2020	1.76	0	0	0.00%	3.5%
12/31/2019	1.57	0	0	0.50%	5.4%	12/31/2019	1.64	0	0	0.25%	5.6%	12/31/2019	1.70	0	0	0.00%	5.9%
12/31/2018	1.49	0	0	0.50%	-0.3%	12/31/2018	1.55	0	0	0.25%	-0.1%	12/31/2018	1.61	5	9	0.00%	0.2%
12/31/2017	1.50	0	0	0.50%	0.4%	12/31/2017	1.55	0	0	0.25%	0.7%	12/31/2017	1.61	5	8	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	2.4%
2019	2.1%
2018	2.3%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Moderate Fund A Class - 06-415

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,311,338	$11,963,239	1,807,224
Receivables: investments sold	-
Payables: investments purchased	(4,136)
Net assets	$12,307,202

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,028,679	2,080,311	$3.38
Band 100	5,278,523	1,492,679	3.54
Band 75	-	-	3.70
Band 50	-	-	3.87
Band 25	-	-	4.06
Band 0	-	-	4.27
Total	$12,307,202	3,572,990

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$135,162
Mortality & expense charges			(144,337)
Net investment income (loss)			(9,175)

Gain (loss) on investments:
Net realized gain (loss)			226,082
Realized gain distributions			1,040,375
Net change in unrealized appreciation (depreciation)			71,816
Net gain (loss)			1,338,273

Increase (decrease) in net assets from operations			$1,329,098

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,175)	$(47,754)
Net realized gain (loss)		226,082	(429,465)
Realized gain distributions		1,040,375	514,454
Net change in unrealized appreciation (depreciation)		71,816	1,524,156

Increase (decrease) in net assets from operations		1,329,098	1,561,391

Contract owner transactions:
Proceeds from units sold		896,041	792,673
Cost of units redeemed		(2,744,870)	(3,693,373)
Account charges		(7,867)	(7,745)
Increase (decrease)		(1,856,696)	(2,908,445)
Net increase (decrease)		(527,598)	(1,347,054)
Net assets, beginning		12,834,800	14,181,854
Net assets, ending		$12,307,202	$12,834,800

Units sold		287,079	305,452
Units redeemed		(837,413)	(1,409,177)
Net increase (decrease)		(550,334)	(1,103,725)
Units outstanding, beginning		4,123,324	5,227,049
Units outstanding, ending		3,572,990	4,123,324

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$124,539,812
Cost of units redeemed/account charges			(130,662,921)
Net investment income (loss)			(121,434)
Net realized gain (loss)			1,305,750
Realized gain distributions			16,897,896
Net change in unrealized appreciation (depreciation)			348,099
Net assets			$12,307,202

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.38	2,080	$7,029	1.25%	10.8%	12/31/2021	$3.54	1,493	$5,279	1.00%	11.0%	12/31/2021	$3.70	0	$0	0.75%	11.3%
12/31/2020	3.05	2,201	6,715	1.25%	14.4%	12/31/2020	3.18	1,921	6,118	1.00%	14.7%	12/31/2020	3.32	0	0	0.75%	15.0%
12/31/2019	2.67	3,007	8,018	1.25%	18.9%	12/31/2019	2.78	2,219	6,163	1.00%	19.2%	12/31/2019	2.89	0	0	0.75%	19.5%
12/31/2018	2.24	3,549	7,955	1.25%	-7.8%	12/31/2018	2.33	2,520	5,869	1.00%	-7.5%	12/31/2018	2.42	0	0	0.75%	-7.3%
12/31/2017	2.43	4,165	10,124	1.25%	13.5%	12/31/2017	2.52	3,403	8,572	1.00%	13.7%	12/31/2017	2.61	583	1,522	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.87	0	$0	0.50%	11.6%	12/31/2021	$4.06	0	$0	0.25%	11.9%	12/31/2021	$4.27	0	$0	0.00%	12.2%
12/31/2020	3.47	1	2	0.50%	15.3%	12/31/2020	3.62	0	0	0.25%	15.5%	12/31/2020	3.81	0	0	0.00%	15.8%
12/31/2019	3.01	1	2	0.50%	19.8%	12/31/2019	3.14	0	0	0.25%	20.1%	12/31/2019	3.29	0	0	0.00%	20.4%
12/31/2018	2.51	1	2	0.50%	-7.1%	12/31/2018	2.61	0	0	0.25%	-6.8%	12/31/2018	2.73	0	0	0.00%	-6.6%
12/31/2017	2.70	6	16	0.50%	14.3%	12/31/2017	2.80	0	0	0.25%	14.6%	12/31/2017	2.92	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	0.7%
2019	1.3%
2018	1.0%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Growth Fund A Class - 06-445

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,931,308	$1,300,632	37,471
Receivables: investments sold	-
Payables: investments purchased	(3,413)
Net assets	$1,927,895

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,042,753	164,860	$6.33
Band 100	885,142	133,699	6.62
Band 75	-	-	6.93
Band 50	-	-	7.25
Band 25	-	-	7.59
Band 0	-	-	7.95
Total	$1,927,895	298,559

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(19,851)
Net investment income (loss)			(19,851)

Gain (loss) on investments:
Net realized gain (loss)			74,121
Realized gain distributions			180,158
Net change in unrealized appreciation (depreciation)			168,856
Net gain (loss)			423,135

Increase (decrease) in net assets from operations			$403,284

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,851)	$(16,546)
Net realized gain (loss)		74,121	108,166
Realized gain distributions		180,158	103,994
Net change in unrealized appreciation (depreciation)		168,856	223,575

Increase (decrease) in net assets from operations		403,284	419,189

Contract owner transactions:
Proceeds from units sold		94,366	223,876
Cost of units redeemed		(216,502)	(1,011,355)
Account charges		(166)	(156)
Increase (decrease)		(122,302)	(787,635)
Net increase (decrease)		280,982	(368,446)
Net assets, beginning		1,646,913	2,015,359
Net assets, ending		$1,927,895	$1,646,913

Units sold		18,312	61,235
Units redeemed		(40,605)	(266,798)
Net increase (decrease)		(22,293)	(205,563)
Units outstanding, beginning		320,852	526,415
Units outstanding, ending		298,559	320,852

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,888,994
Cost of units redeemed/account charges			(14,218,526)
Net investment income (loss)			(334,267)
Net realized gain (loss)			1,308,147
Realized gain distributions			2,652,871
Net change in unrealized appreciation (depreciation)			630,676
Net assets			$1,927,895

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.33	165	$1,043	1.25%	25.6%	12/31/2021	$6.62	134	$885	1.00%	25.9%	12/31/2021	$6.93	0	$0	0.75%	26.2%
12/31/2020	5.04	180	908	1.25%	33.2%	12/31/2020	5.26	140	739	1.00%	33.5%	12/31/2020	5.49	0	0	0.75%	33.8%
12/31/2019	3.78	369	1,397	1.25%	33.4%	12/31/2019	3.94	157	619	1.00%	33.8%	12/31/2019	4.10	0	0	0.75%	34.1%
12/31/2018	2.83	554	1,571	1.25%	-3.1%	12/31/2018	2.94	174	514	1.00%	-2.9%	12/31/2018	3.06	0	0	0.75%	-2.6%
12/31/2017	2.93	568	1,662	1.25%	28.2%	12/31/2017	3.03	338	1,026	1.00%	28.5%	12/31/2017	3.14	0	0	0.75%	28.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.25	0	$0	0.50%	26.5%	12/31/2021	$7.59	0	$0	0.25%	26.9%	12/31/2021	$7.95	0	$0	0.00%	27.2%
12/31/2020	5.73	0	0	0.50%	34.2%	12/31/2020	5.98	0	0	0.25%	34.5%	12/31/2020	6.25	0	0	0.00%	34.8%
12/31/2019	4.27	0	0	0.50%	34.4%	12/31/2019	4.45	0	0	0.25%	34.8%	12/31/2019	4.64	0	0	0.00%	35.1%
12/31/2018	3.18	0	0	0.50%	-2.4%	12/31/2018	3.30	0	0	0.25%	-2.2%	12/31/2018	3.43	0	0	0.00%	-1.9%
12/31/2017	3.26	0	0	0.50%	29.2%	12/31/2017	3.37	0	0	0.25%	29.5%	12/31/2017	3.50	0	0	0.00%	29.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.1%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ultra Fund A Class - 06-430

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,017,069	$1,266,725	24,547
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$2,017,077

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,526,082	212,871	$7.17
Band 100	490,995	65,434	7.50
Band 75	-	-	7.85
Band 50	-	-	8.22
Band 25	-	-	8.60
Band 0	-	-	9.06
Total	$2,017,077	278,305

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(23,408)
Net investment income (loss)			(23,408)

Gain (loss) on investments:
Net realized gain (loss)			159,269
Realized gain distributions			134,649
Net change in unrealized appreciation (depreciation)			114,955
Net gain (loss)			408,873

Increase (decrease) in net assets from operations			$385,465

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,408)	$(15,889)
Net realized gain (loss)		159,269	110,933
Realized gain distributions		134,649	50,990
Net change in unrealized appreciation (depreciation)		114,955	389,945

Increase (decrease) in net assets from operations		385,465	535,979

Contract owner transactions:
Proceeds from units sold		204,353	582,891
Cost of units redeemed		(342,083)	(420,936)
Account charges		(209)	(238)
Increase (decrease)		(137,939)	161,717
Net increase (decrease)		247,526	697,696
Net assets, beginning		1,769,551	1,071,855
Net assets, ending		$2,017,077	$1,769,551

Units sold		49,516	134,667
Units redeemed		(67,834)	(102,488)
Net increase (decrease)		(18,318)	32,179
Units outstanding, beginning		296,623	264,444
Units outstanding, ending		278,305	296,623

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,261,572
Cost of units redeemed/account charges			(3,105,563)
Net investment income (loss)			(149,193)
Net realized gain (loss)			577,754
Realized gain distributions			682,163
Net change in unrealized appreciation (depreciation)			750,344
Net assets			$2,017,077

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.17	213	$1,526	1.25%	21.4%	12/31/2021	$7.50	65	$491	1.00%	21.7%	12/31/2021	$7.85	0	$0	0.75%	22.0%
12/31/2020	5.91	229	1,352	1.25%	47.5%	12/31/2020	6.17	68	417	1.00%	47.9%	12/31/2020	6.44	0	0	0.75%	48.3%
12/31/2019	4.00	184	738	1.25%	32.6%	12/31/2019	4.17	80	334	1.00%	32.9%	12/31/2019	4.34	0	0	0.75%	33.3%
12/31/2018	3.02	222	671	1.25%	-0.9%	12/31/2018	3.14	96	300	1.00%	-0.6%	12/31/2018	3.26	0	0	0.75%	-0.4%
12/31/2017	3.04	211	642	1.25%	30.0%	12/31/2017	3.16	114	361	1.00%	30.3%	12/31/2017	3.27	0	0	0.75%	30.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.22	0	$0	0.50%	22.3%	12/31/2021	$8.60	0	$0	0.25%	22.6%	12/31/2021	$9.06	0	$0	0.00%	22.9%
12/31/2020	6.72	0	0	0.50%	48.7%	12/31/2020	7.02	0	0	0.25%	49.0%	12/31/2020	7.37	0	0	0.00%	49.4%
12/31/2019	4.52	0	0	0.50%	33.6%	12/31/2019	4.71	0	0	0.25%	33.9%	12/31/2019	4.93	0	0	0.00%	34.3%
12/31/2018	3.38	0	0	0.50%	-0.1%	12/31/2018	3.52	0	0	0.25%	0.1%	12/31/2018	3.67	0	0	0.00%	0.4%
12/31/2017	3.39	0	0	0.50%	30.9%	12/31/2017	3.51	0	0	0.25%	31.3%	12/31/2017	3.66	0	0	0.00%	31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Heritage Fund A Class - 06-290

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,336,873	$4,893,650	243,676
Receivables: investments sold	4,524
Payables: investments purchased	-
Net assets	$5,341,397

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,567,395	434,631	$8.21
Band 100	680,523	79,212	8.59
Band 75	-	-	8.99
Band 50	1,093,479	116,179	9.41
Band 25	-	-	9.85
Band 0	-	-	10.39
Total	$5,341,397	630,022

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(58,282)
Net investment income (loss)			(58,282)

Gain (loss) on investments:
Net realized gain (loss)			135,551
Realized gain distributions			658,596
Net change in unrealized appreciation (depreciation)			(228,370)
Net gain (loss)			565,777

Increase (decrease) in net assets from operations			$507,495

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(58,282)	$(46,696)
Net realized gain (loss)		135,551	22,263
Realized gain distributions		658,596	722,126
Net change in unrealized appreciation (depreciation)		(228,370)	918,840

Increase (decrease) in net assets from operations		507,495	1,616,533

Contract owner transactions:
Proceeds from units sold		194,134	299,234
Cost of units redeemed		(678,757)	(1,350,395)
Account charges		(661)	(991)
Increase (decrease)		(485,284)	(1,052,152)
Net increase (decrease)		22,211	564,381
Net assets, beginning		5,319,186	4,754,805
Net assets, ending		$5,341,397	$5,319,186

Units sold		24,882	55,170
Units redeemed		(83,214)	(223,449)
Net increase (decrease)		(58,332)	(168,279)
Units outstanding, beginning		688,354	856,633
Units outstanding, ending		630,022	688,354

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$45,859,580
Cost of units redeemed/account charges			(55,796,122)
Net investment income (loss)			(1,627,769)
Net realized gain (loss)			5,079,531
Realized gain distributions			11,382,954
Net change in unrealized appreciation (depreciation)			443,223
Net assets			$5,341,397

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.21	435	$3,567	1.25%	9.4%	12/31/2021	$8.59	79	$681	1.00%	9.7%	12/31/2021	$8.99	0	$0	0.75%	10.0%
12/31/2020	7.50	481	3,609	1.25%	40.4%	12/31/2020	7.83	83	646	1.00%	40.8%	12/31/2020	8.18	0	0	0.75%	41.1%
12/31/2019	5.34	567	3,028	1.25%	33.5%	12/31/2019	5.56	94	524	1.00%	33.8%	12/31/2019	5.79	0	0	0.75%	34.1%
12/31/2018	4.00	745	2,981	1.25%	-6.6%	12/31/2018	4.16	118	490	1.00%	-6.4%	12/31/2018	4.32	0	0	0.75%	-6.1%
12/31/2017	4.29	1,189	5,095	1.25%	20.0%	12/31/2017	4.44	133	590	1.00%	20.3%	12/31/2017	4.60	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.41	116	$1,093	0.50%	10.3%	12/31/2021	$9.85	0	$0	0.25%	10.5%	12/31/2021	$10.39	0	$0	0.00%	10.8%
12/31/2020	8.54	125	1,064	0.50%	41.5%	12/31/2020	8.91	0	0	0.25%	41.8%	12/31/2020	9.38	0	0	0.00%	42.2%
12/31/2019	6.03	154	928	0.50%	34.5%	12/31/2019	6.28	0	0	0.25%	34.8%	12/31/2019	6.60	42	275	0.00%	35.1%
12/31/2018	4.49	168	752	0.50%	-5.9%	12/31/2018	4.66	0	0	0.25%	-5.7%	12/31/2018	4.88	41	200	0.00%	-5.4%
12/31/2017	4.77	195	932	0.50%	20.9%	12/31/2017	4.94	0	0	0.25%	21.2%	12/31/2017	5.16	42	214	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ultra Fund Investor Class - 06-450

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,441,574	$3,107,926	61,945
Receivables: investments sold	-
Payables: investments purchased	(15,135)
Net assets	$5,426,439

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,426,439	413,218	$13.13
Band 100	-	-	13.75
Band 75	-	-	14.39
Band 50	-	-	15.06
Band 25	-	-	15.76
Band 0	-	-	18.56
Total	$5,426,439	413,218

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(59,692)
Net investment income (loss)			(59,692)

Gain (loss) on investments:
Net realized gain (loss)			261,839
Realized gain distributions			324,165
Net change in unrealized appreciation (depreciation)			417,676
Net gain (loss)			1,003,680

Increase (decrease) in net assets from operations			$943,988

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(59,692)	$(41,584)
Net realized gain (loss)		261,839	268,332
Realized gain distributions		324,165	112,439
Net change in unrealized appreciation (depreciation)		417,676	961,834

Increase (decrease) in net assets from operations		943,988	1,301,021

Contract owner transactions:
Proceeds from units sold		845,497	711,181
Cost of units redeemed		(489,395)	(861,932)
Account charges		(6,726)	(5,045)
Increase (decrease)		349,376	(155,796)
Net increase (decrease)		1,293,364	1,145,225
Net assets, beginning		4,133,075	2,987,850
Net assets, ending		$5,426,439	$4,133,075

Units sold		71,586	90,990
Units redeemed		(41,335)	(117,536)
Net increase (decrease)		30,251	(26,546)
Units outstanding, beginning		382,967	409,513
Units outstanding, ending		413,218	382,967

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,096,304
Cost of units redeemed/account charges			(6,239,634)
Net investment income (loss)			(318,769)
Net realized gain (loss)			1,160,081
Realized gain distributions			1,394,809
Net change in unrealized appreciation (depreciation)			2,333,648
Net assets			$5,426,439

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$13.13	413	$5,426	1.25%	21.7%	12/31/2021	$13.75	0	$0	1.00%	22.0%	12/31/2021	$14.39	0	$0	0.75%	22.3%
12/31/2020	10.79	383	4,133	1.25%	47.9%	12/31/2020	11.27	0	0	1.00%	48.3%	12/31/2020	11.76	0	0	0.75%	48.7%
12/31/2019	7.30	410	2,988	1.25%	32.9%	12/31/2019	7.60	0	0	1.00%	33.3%	12/31/2019	7.91	0	0	0.75%	33.6%
12/31/2018	5.49	435	2,389	1.25%	-0.6%	12/31/2018	5.70	0	0	1.00%	-0.3%	12/31/2018	5.92	0	0	0.75%	-0.1%
12/31/2017	5.52	475	2,621	1.25%	30.3%	12/31/2017	5.72	0	0	1.00%	30.6%	12/31/2017	5.93	0	0	0.75%	30.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$15.06	0	$0	0.50%	22.6%	12/31/2021	$15.76	0	$0	0.25%	22.9%	12/31/2021	$18.56	0	$0	0.00%	23.2%
12/31/2020	12.28	0	0	0.50%	49.0%	12/31/2020	12.82	0	0	0.25%	49.4%	12/31/2020	15.06	0	0	0.00%	49.8%
12/31/2019	8.24	0	0	0.50%	33.9%	12/31/2019	8.58	0	0	0.25%	34.3%	12/31/2019	10.06	0	0	0.00%	34.6%
12/31/2018	6.15	0	0	0.50%	0.2%	12/31/2018	6.39	0	0	0.25%	0.4%	12/31/2018	7.47	0	0	0.00%	0.7%
12/31/2017	6.14	0	0	0.50%	31.2%	12/31/2017	6.37	0	0	0.25%	31.6%	12/31/2017	7.42	0	0	0.00%	31.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Heritage Fund Investor Class - 06-046

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,140,882	$3,612,886	161,286
Receivables: investments sold	-
Payables: investments purchased	(3,883)
Net assets	$4,136,999

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,136,999	1,582,300	$2.61
Band 100	-	-	2.67
Band 75	-	-	2.72
Band 50	-	-	2.78
Band 25	-	-	2.84
Band 0	-	-	2.89
Total	$4,136,999	1,582,300

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(53,176)
Net investment income (loss)			(53,176)

Gain (loss) on investments:
Net realized gain (loss)			164,747
Realized gain distributions			447,148
Net change in unrealized appreciation (depreciation)			(191,057)
Net gain (loss)			420,838

Increase (decrease) in net assets from operations			$367,662

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(53,176)	$(42,990)
Net realized gain (loss)		164,747	21,711
Realized gain distributions		447,148	532,190
Net change in unrealized appreciation (depreciation)		(191,057)	776,541

Increase (decrease) in net assets from operations		367,662	1,287,452

Contract owner transactions:
Proceeds from units sold		219,075	215,535
Cost of units redeemed		(840,963)	(353,235)
Account charges		(1,312)	(1,054)
Increase (decrease)		(623,200)	(138,754)
Net increase (decrease)		(255,538)	1,148,698
Net assets, beginning		4,392,537	3,243,839
Net assets, ending		$4,136,999	$4,392,537

Units sold		87,675	118,276
Units redeemed		(348,695)	(190,432)
Net increase (decrease)		(261,020)	(72,156)
Units outstanding, beginning		1,843,320	1,915,476
Units outstanding, ending		1,582,300	1,843,320

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,426,169
Cost of units redeemed/account charges			(6,718,627)
Net investment income (loss)			(355,998)
Net realized gain (loss)			(75,400)
Realized gain distributions			3,332,859
Net change in unrealized appreciation (depreciation)			527,996
Net assets			$4,136,999

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.61	1,582	$4,137	1.25%	9.7%	12/31/2021	$2.67	0	$0	1.00%	10.0%	12/31/2021	$2.72	0	$0	0.75%	10.3%
12/31/2020	2.38	1,843	4,393	1.25%	40.7%	12/31/2020	2.43	0	0	1.00%	41.1%	12/31/2020	2.47	0	0	0.75%	41.4%
12/31/2019	1.69	1,915	3,244	1.25%	33.8%	12/31/2019	1.72	0	0	1.00%	34.2%	12/31/2019	1.75	0	0	0.75%	34.5%
12/31/2018	1.27	2,519	3,187	1.25%	-6.4%	12/31/2018	1.28	0	0	1.00%	-6.1%	12/31/2018	1.30	0	0	0.75%	-5.9%
12/31/2017	1.35	2,860	3,865	1.25%	20.3%	12/31/2017	1.37	0	0	1.00%	20.6%	12/31/2017	1.38	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.78	0	$0	0.50%	10.5%	12/31/2021	$2.84	0	$0	0.25%	10.8%	12/31/2021	$2.89	0	$0	0.00%	11.1%
12/31/2020	2.51	0	0	0.50%	41.8%	12/31/2020	2.56	0	0	0.25%	42.1%	12/31/2020	2.60	0	0	0.00%	42.5%
12/31/2019	1.77	0	0	0.50%	34.8%	12/31/2019	1.80	0	0	0.25%	35.2%	12/31/2019	1.83	0	0	0.00%	35.5%
12/31/2018	1.31	0	0	0.50%	-5.6%	12/31/2018	1.33	0	0	0.25%	-5.4%	12/31/2018	1.35	0	0	0.00%	-5.2%
12/31/2017	1.39	0	0	0.50%	21.2%	12/31/2017	1.41	0	0	0.25%	21.5%	12/31/2017	1.42	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Value Investor Class - 06-696

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.62
Band 100	-	-	2.68
Band 75	-	-	2.75
Band 50	-	-	2.81
Band 25	-	-	2.88
Band 0	-	-	2.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(15)
Net investment income (loss)			(15)

Gain (loss) on investments:
Net realized gain (loss)			2,118
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,663)
Net gain (loss)			455

Increase (decrease) in net assets from operations			$440

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15)	$114
Net realized gain (loss)		2,118	(9,393)
Realized gain distributions		-	161
Net change in unrealized appreciation (depreciation)		(1,663)	2,353

Increase (decrease) in net assets from operations		440	(6,765)

Contract owner transactions:
Proceeds from units sold		2,285	10,418
Cost of units redeemed		(14,930)	(19,810)
Account charges		-	(9)
Increase (decrease)		(12,645)	(9,401)
Net increase (decrease)		(12,205)	(16,166)
Net assets, beginning		12,205	28,371
Net assets, ending		$-	$12,205

Units sold		1,070	5,749
Units redeemed		(6,792)	(13,248)
Net increase (decrease)		(5,722)	(7,499)
Units outstanding, beginning		5,722	13,221
Units outstanding, ending		-	5,722

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,398,801
Cost of units redeemed/account charges			(4,029,831)
Net investment income (loss)			17,720
Net realized gain (loss)			264,734
Realized gain distributions			348,576
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.62	0	$0	1.25%	22.7%	12/31/2021	$2.68	0	$0	1.00%	23.0%	12/31/2021	$2.75	0	$0	0.75%	23.3%
12/31/2020	2.13	6	12	1.25%	-0.6%	12/31/2020	2.18	0	0	1.00%	-0.3%	12/31/2020	2.23	0	0	0.75%	-0.1%
12/31/2019	2.15	13	28	1.25%	25.3%	12/31/2019	2.19	0	0	1.00%	25.6%	12/31/2019	2.23	0	0	0.75%	25.9%
12/31/2018	1.71	8	14	1.25%	-10.5%	12/31/2018	1.74	0	0	1.00%	-10.3%	12/31/2018	1.77	0	0	0.75%	-10.0%
12/31/2017	1.91	1,093	2,092	1.25%	7.1%	12/31/2017	1.94	0	0	1.00%	7.4%	12/31/2017	1.97	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.81	0	$0	0.50%	23.6%	12/31/2021	$2.88	0	$0	0.25%	23.9%	12/31/2021	$2.95	0	$0	0.00%	24.2%
12/31/2020	2.28	0	0	0.50%	0.2%	12/31/2020	2.32	0	0	0.25%	0.4%	12/31/2020	2.38	0	0	0.00%	0.7%
12/31/2019	2.27	0	0	0.50%	26.2%	12/31/2019	2.32	0	0	0.25%	26.6%	12/31/2019	2.36	0	0	0.00%	26.9%
12/31/2018	1.80	0	0	0.50%	-9.8%	12/31/2018	1.83	0	0	0.25%	-9.6%	12/31/2018	1.86	0	0	0.00%	-9.4%
12/31/2017	2.00	0	0	0.50%	7.9%	12/31/2017	2.02	0	0	0.25%	8.2%	12/31/2017	2.05	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.3%
2019	1.8%
2018	1.0%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Disc Core Value Fund Investor Class - 06-460

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,124,627	$2,235,539	59,344
Receivables: investments sold	-
Payables: investments purchased	(3,071)
Net assets	$2,121,556

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,121,556	612,212	$3.47
Band 100	-	-	3.63
Band 75	-	-	3.80
Band 50	-	-	3.97
Band 25	-	-	4.16
Band 0	-	-	4.61
Total	$2,121,556	612,212

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$56,374
Mortality & expense charges			(78,465)
Net investment income (loss)			(22,091)

Gain (loss) on investments:
Net realized gain (loss)			1,224,359
Realized gain distributions			444,201
Net change in unrealized appreciation (depreciation)			(404,093)
Net gain (loss)			1,264,467

Increase (decrease) in net assets from operations			$1,242,376

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(22,091)	$37,513
Net realized gain (loss)		1,224,359	97,828
Realized gain distributions		444,201	802,791
Net change in unrealized appreciation (depreciation)		(404,093)	(329,927)

Increase (decrease) in net assets from operations		1,242,376	608,205

Contract owner transactions:
Proceeds from units sold		885,323	2,775,007
Cost of units redeemed		(6,479,285)	(4,148,966)
Account charges		(7,389)	(4,769)
Increase (decrease)		(5,601,351)	(1,378,728)
Net increase (decrease)		(4,358,975)	(770,523)
Net assets, beginning		6,480,531	7,251,054
Net assets, ending		$2,121,556	$6,480,531

Units sold		279,680	1,111,814
Units redeemed		(1,952,073)	(1,651,644)
Net increase (decrease)		(1,672,393)	(539,830)
Units outstanding, beginning		2,284,605	2,824,435
Units outstanding, ending		612,212	2,284,605

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,934,637
Cost of units redeemed/account charges			(17,887,851)
Net investment income (loss)			241,919
Net realized gain (loss)			1,606,438
Realized gain distributions			2,337,325
Net change in unrealized appreciation (depreciation)			(110,912)
Net assets			$2,121,556

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.47	612	$2,122	1.25%	22.2%	12/31/2021	$3.63	0	$0	1.00%	22.5%	12/31/2021	$3.80	0	$0	0.75%	22.8%
12/31/2020	2.84	2,285	6,481	1.25%	10.5%	12/31/2020	2.96	0	0	1.00%	10.8%	12/31/2020	3.09	0	0	0.75%	11.0%
12/31/2019	2.57	2,824	7,251	1.25%	22.4%	12/31/2019	2.67	0	0	1.00%	22.7%	12/31/2019	2.78	0	0	0.75%	23.1%
12/31/2018	2.10	2,755	5,777	1.25%	-8.0%	12/31/2018	2.18	0	0	1.00%	-7.8%	12/31/2018	2.26	0	0	0.75%	-7.6%
12/31/2017	2.28	2,386	5,438	1.25%	19.1%	12/31/2017	2.36	0	0	1.00%	19.4%	12/31/2017	2.45	0	0	0.75%	19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.97	0	$0	0.50%	23.1%	12/31/2021	$4.16	0	$0	0.25%	23.4%	12/31/2021	$4.61	0	$0	0.00%	23.7%
12/31/2020	3.23	0	0	0.50%	11.3%	12/31/2020	3.37	0	0	0.25%	11.6%	12/31/2020	3.73	0	0	0.00%	11.9%
12/31/2019	2.90	0	0	0.50%	23.4%	12/31/2019	3.02	0	0	0.25%	23.7%	12/31/2019	3.33	0	0	0.00%	24.0%
12/31/2018	2.35	0	0	0.50%	-7.3%	12/31/2018	2.44	0	0	0.25%	-7.1%	12/31/2018	2.69	0	0	0.00%	-6.9%
12/31/2017	2.54	0	0	0.50%	20.0%	12/31/2017	2.63	0	0	0.25%	20.3%	12/31/2017	2.88	0	0	0.00%	20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.6%
2019	2.2%
2018	1.9%
2017	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Value A Class - 06-698

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.56
Band 100	-	-	2.62
Band 75	-	-	2.68
Band 50	-	-	2.75
Band 25	-	-	2.81
Band 0	-	-	2.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8
Mortality & expense charges			(9)
Net investment income (loss)			(1)

Gain (loss) on investments:
Net realized gain (loss)			216
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(78)
Net gain (loss)			138

Increase (decrease) in net assets from operations			$137

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1)	$64
Net realized gain (loss)		216	(361)
Realized gain distributions		-	10
Net change in unrealized appreciation (depreciation)		(78)	58

Increase (decrease) in net assets from operations		137	(229)

Contract owner transactions:
Proceeds from units sold		2	1,653
Cost of units redeemed		(798)	(34,341)
Account charges		(1)	(1)
Increase (decrease)		(797)	(32,689)
Net increase (decrease)		(660)	(32,918)
Net assets, beginning		660	33,578
Net assets, ending		$-	$660

Units sold		1	941
Units redeemed		(317)	(16,564)
Net increase (decrease)		(316)	(15,623)
Units outstanding, beginning		316	15,939
Units outstanding, ending		-	316

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$81,744
Cost of units redeemed/account charges			(96,703)
Net investment income (loss)			277
Net realized gain (loss)			1,579
Realized gain distributions			13,103
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.56	0	$0	1.25%	22.4%	12/31/2021	$2.62	0	$0	1.00%	22.7%	12/31/2021	$2.68	0	$0	0.75%	23.0%
12/31/2020	2.09	0	1	1.25%	-0.8%	12/31/2020	2.13	0	0	1.00%	-0.6%	12/31/2020	2.18	0	0	0.75%	-0.3%
12/31/2019	2.11	16	34	1.25%	24.9%	12/31/2019	2.15	0	0	1.00%	25.2%	12/31/2019	2.19	0	0	0.75%	25.5%
12/31/2018	1.69	18	30	1.25%	-10.7%	12/31/2018	1.72	0	0	1.00%	-10.5%	12/31/2018	1.74	0	0	0.75%	-10.2%
12/31/2017	1.89	32	61	1.25%	6.9%	12/31/2017	1.92	0	0	1.00%	7.1%	12/31/2017	1.94	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.75	0	$0	0.50%	23.3%	12/31/2021	$2.81	0	$0	0.25%	23.6%	12/31/2021	$2.88	0	$0	0.00%	23.9%
12/31/2020	2.23	0	0	0.50%	-0.1%	12/31/2020	2.28	0	0	0.25%	0.2%	12/31/2020	2.33	0	0	0.00%	0.4%
12/31/2019	2.23	0	0	0.50%	25.8%	12/31/2019	2.27	0	0	0.25%	26.1%	12/31/2019	2.32	0	0	0.00%	26.4%
12/31/2018	1.77	0	0	0.50%	-10.0%	12/31/2018	1.80	0	0	0.25%	-9.8%	12/31/2018	1.83	0	0	0.00%	-9.6%
12/31/2017	1.97	0	0	0.50%	7.7%	12/31/2017	2.00	0	0	0.25%	7.9%	12/31/2017	2.03	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	2.4%
2019	1.5%
2018	1.0%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Inflation-Adjusted Bond Fund A Class - 06-185

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,393,837	$1,306,760	107,249
Receivables: investments sold	-
Payables: investments purchased	(16,754)
Net assets	$1,377,083

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,327,906	836,826	$1.59
Band 100	49,177	29,654	1.66
Band 75	-	-	1.73
Band 50	-	-	1.81
Band 25	-	-	1.89
Band 0	-	-	1.98
Total	$1,377,083	866,480

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$59,446
Mortality & expense charges			(19,455)
Net investment income (loss)			39,991

Gain (loss) on investments:
Net realized gain (loss)			62,640
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(28,704)
Net gain (loss)			33,936

Increase (decrease) in net assets from operations			$73,927

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39,991	$(6,725)
Net realized gain (loss)		62,640	30,522
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(28,704)	126,351

Increase (decrease) in net assets from operations		73,927	150,148

Contract owner transactions:
Proceeds from units sold		353,778	535,440
Cost of units redeemed		(765,333)	(1,296,899)
Account charges		(1,294)	(1,381)
Increase (decrease)		(412,849)	(762,840)
Net increase (decrease)		(338,922)	(612,692)
Net assets, beginning		1,716,005	2,328,697
Net assets, ending		$1,377,083	$1,716,005

Units sold		233,977	378,473
Units redeemed		(499,413)	(914,985)
Net increase (decrease)		(265,436)	(536,512)
Units outstanding, beginning		1,131,916	1,668,428
Units outstanding, ending		866,480	1,131,916

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$49,368,994
Cost of units redeemed/account charges			(49,893,220)
Net investment income (loss)			971,057
Net realized gain (loss)			165,279
Realized gain distributions			677,896
Net change in unrealized appreciation (depreciation)			87,077
Net assets			$1,377,083

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	837	$1,328	1.25%	4.8%	12/31/2021	$1.66	30	$49	1.00%	5.1%	12/31/2021	$1.73	0	$0	0.75%	5.3%
12/31/2020	1.51	1,099	1,664	1.25%	8.7%	12/31/2020	1.58	33	52	1.00%	8.9%	12/31/2020	1.65	0	0	0.75%	9.2%
12/31/2019	1.39	1,597	2,225	1.25%	6.2%	12/31/2019	1.45	72	104	1.00%	6.4%	12/31/2019	1.51	0	0	0.75%	6.7%
12/31/2018	1.31	1,664	2,184	1.25%	-3.9%	12/31/2018	1.36	100	136	1.00%	-3.7%	12/31/2018	1.41	0	0	0.75%	-3.4%
12/31/2017	1.37	2,505	3,421	1.25%	1.6%	12/31/2017	1.41	119	168	1.00%	1.8%	12/31/2017	1.46	0	0	0.75%	2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.81	0	$0	0.50%	5.6%	12/31/2021	$1.89	0	$0	0.25%	5.9%	12/31/2021	$1.98	0	$0	0.00%	6.1%
12/31/2020	1.72	0	0	0.50%	9.5%	12/31/2020	1.79	0	0	0.25%	9.8%	12/31/2020	1.86	0	0	0.00%	10.0%
12/31/2019	1.57	0	0	0.50%	7.0%	12/31/2019	1.63	0	0	0.25%	7.2%	12/31/2019	1.69	0	0	0.00%	7.5%
12/31/2018	1.46	0	0	0.50%	-3.2%	12/31/2018	1.52	0	0	0.25%	-2.9%	12/31/2018	1.58	0	0	0.00%	-2.7%
12/31/2017	1.51	0	0	0.50%	2.3%	12/31/2017	1.56	0	0	0.25%	2.6%	12/31/2017	1.62	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.8%
2020	0.8%
2019	2.2%
2018	2.4%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century VP Capital Appreciation Fund I Class - 06-410

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,625,762	$7,258,814	515,110
Receivables: investments sold	6,801
Payables: investments purchased	-
Net assets	$9,632,563

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,632,563	1,064,668	$9.05
Band 100	-	-	9.47
Band 75	-	-	9.91
Band 50	-	-	10.37
Band 25	-	-	10.86
Band 0	-	-	11.37
Total	$9,632,563	1,064,668

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(132,164)
Net investment income (loss)			(132,164)

Gain (loss) on investments:
Net realized gain (loss)			591,199
Realized gain distributions			1,291,062
Net change in unrealized appreciation (depreciation)			(708,844)
Net gain (loss)			1,173,417

Increase (decrease) in net assets from operations			$1,041,253

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(132,164)	$(102,982)
Net realized gain (loss)		591,199	30,202
Realized gain distributions		1,291,062	914,980
Net change in unrealized appreciation (depreciation)		(708,844)	2,162,696

Increase (decrease) in net assets from operations		1,041,253	3,004,896

Contract owner transactions:
Proceeds from units sold		479,509	476,939
Cost of units redeemed		(2,155,144)	(1,277,126)
Account charges		(3,163)	(3,746)
Increase (decrease)		(1,678,798)	(803,933)
Net increase (decrease)		(637,545)	2,200,963
Net assets, beginning		10,270,108	8,069,145
Net assets, ending		$9,632,563	$10,270,108

Units sold		56,107	81,277
Units redeemed		(237,526)	(212,579)
Net increase (decrease)		(181,419)	(131,302)
Units outstanding, beginning		1,246,087	1,377,389
Units outstanding, ending		1,064,668	1,246,087

* Date of Fund Inception into Variable Account: 5 /1 /1994
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$70,988,838
Cost of units redeemed/account charges			(80,905,448)
Net investment income (loss)			(2,617,629)
Net realized gain (loss)			3,438,648
Realized gain distributions			16,361,206
Net change in unrealized appreciation (depreciation)			2,366,948
Net assets			$9,632,563

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.05	1,065	$9,633	1.25%	9.8%	12/31/2021	$9.47	0	$0	1.00%	10.0%	12/31/2021	$9.91	0	$0	0.75%	10.3%
12/31/2020	8.24	1,246	10,270	1.25%	40.7%	12/31/2020	8.61	0	0	1.00%	41.0%	12/31/2020	8.98	0	0	0.75%	41.4%
12/31/2019	5.86	1,377	8,069	1.25%	33.9%	12/31/2019	6.10	0	0	1.00%	34.2%	12/31/2019	6.35	0	0	0.75%	34.6%
12/31/2018	4.38	1,919	8,398	1.25%	-6.4%	12/31/2018	4.55	0	0	1.00%	-6.1%	12/31/2018	4.72	0	0	0.75%	-5.9%
12/31/2017	4.67	2,754	12,873	1.25%	20.3%	12/31/2017	4.84	0	0	1.00%	20.6%	12/31/2017	5.02	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$10.37	0	$0	0.50%	10.6%	12/31/2021	$10.86	0	$0	0.25%	10.9%	12/31/2021	$11.37	0	$0	0.00%	11.2%
12/31/2020	9.38	0	0	0.50%	41.7%	12/31/2020	9.79	0	0	0.25%	42.1%	12/31/2020	10.23	0	0	0.00%	42.5%
12/31/2019	6.62	0	0	0.50%	34.9%	12/31/2019	6.89	0	0	0.25%	35.2%	12/31/2019	7.18	0	0	0.00%	35.6%
12/31/2018	4.91	0	0	0.50%	-5.7%	12/31/2018	5.10	0	0	0.25%	-5.4%	12/31/2018	5.29	0	0	0.00%	-5.2%
12/31/2017	5.20	0	0	0.50%	21.2%	12/31/2017	5.39	0	0	0.25%	21.5%	12/31/2017	5.59	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Bond Investor Class - 06-422

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$194	$193	14
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$194

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$194	206	$0.94
Band 100	-	-	0.97
Band 75	-	-	1.01
Band 50	-	-	1.04
Band 25	-	-	1.07
Band 0	-	-	1.11
Total	$194	206

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3)
Net investment income (loss)			(3)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			(17)
Net gain (loss)			(16)

Increase (decrease) in net assets from operations			$(19)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3)	$-
Net realized gain (loss)		-	-
Realized gain distributions		1	-
Net change in unrealized appreciation (depreciation)		(17)	15

Increase (decrease) in net assets from operations		(19)	15

Contract owner transactions:
Proceeds from units sold		1	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1	-
Net increase (decrease)		(18)	15
Net assets, beginning		212	197
Net assets, ending		$194	$212

Units sold		-	-
Units redeemed		-	(2)
Net increase (decrease)		-	(2)
Units outstanding, beginning		206	208
Units outstanding, ending		206	206

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$160,111
Cost of units redeemed/account charges			(156,144)
Net investment income (loss)			(1,858)
Net realized gain (loss)			(1,925)
Realized gain distributions			9
Net change in unrealized appreciation (depreciation)			1
Net assets			$194

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.94	0	$0	1.25%	-8.3%	12/31/2021	$0.97	0	$0	1.00%	-8.0%	12/31/2021	$1.01	0	$0	0.75%	-7.8%
12/31/2020	1.03	0	0	1.25%	8.4%	12/31/2020	1.06	0	0	1.00%	8.7%	12/31/2020	1.09	0	0	0.75%	8.9%
12/31/2019	0.95	0	0	1.25%	3.9%	12/31/2019	0.97	0	0	1.00%	4.2%	12/31/2019	1.00	0	0	0.75%	4.4%
12/31/2018	0.91	1	1	1.25%	-5.2%	12/31/2018	0.94	0	0	1.00%	-4.9%	12/31/2018	0.96	0	0	0.75%	-4.7%
12/31/2017	0.96	1	1	1.25%	9.0%	12/31/2017	0.98	0	0	1.00%	9.3%	12/31/2017	1.01	0	0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	0.50%	-7.6%	12/31/2021	$1.07	0	$0	0.25%	-7.3%	12/31/2021	$1.11	0	$0	0.00%	-7.1%
12/31/2020	1.12	0	0	0.50%	9.2%	12/31/2020	1.16	0	0	0.25%	9.5%	12/31/2020	1.19	0	0	0.00%	9.8%
12/31/2019	1.03	0	0	0.50%	4.7%	12/31/2019	1.06	0	0	0.25%	4.9%	12/31/2019	1.09	0	0	0.00%	5.2%
12/31/2018	0.98	0	0	0.50%	-4.5%	12/31/2018	1.01	0	0	0.25%	-4.2%	12/31/2018	1.03	0	0	0.00%	-4.0%
12/31/2017	1.03	0	0	0.50%	9.9%	12/31/2017	1.05	0	0	0.25%	10.1%	12/31/2017	1.08	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.5%
2019	0.0%
2018	1.4%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Bond A Class - 06-421

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,580	$2,641	200
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,580

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,580	2,826	$0.91
Band 100	-	-	0.94
Band 75	-	-	0.97
Band 50	-	-	1.01
Band 25	-	-	1.04
Band 0	-	-	1.07
Total	$2,580	2,826

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(30)
Net investment income (loss)			(30)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			19
Net change in unrealized appreciation (depreciation)			(199)
Net gain (loss)			(180)

Increase (decrease) in net assets from operations			$(210)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(30)	$8
Net realized gain (loss)		-	-
Realized gain distributions		19	-
Net change in unrealized appreciation (depreciation)		(199)	155

Increase (decrease) in net assets from operations		(210)	163

Contract owner transactions:
Proceeds from units sold		577	539
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		577	539
Net increase (decrease)		367	702
Net assets, beginning		2,213	1,511
Net assets, ending		$2,580	$2,213

Units sold		606	583
Units redeemed		-	-
Net increase (decrease)		606	583
Units outstanding, beginning		2,220	1,637
Units outstanding, ending		2,826	2,220

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,935
Cost of units redeemed/account charges			(1,245)
Net investment income (loss)			(44)
Net realized gain (loss)			(50)
Realized gain distributions			45
Net change in unrealized appreciation (depreciation)			(61)
Net assets			$2,580

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.91	3	$3	1.25%	-8.4%	12/31/2021	$0.94	0	$0	1.00%	-8.2%	12/31/2021	$0.97	0	$0	0.75%	-8.0%
12/31/2020	1.00	2	2	1.25%	8.0%	12/31/2020	1.03	0	0	1.00%	8.3%	12/31/2020	1.06	0	0	0.75%	8.6%
12/31/2019	0.92	2	2	1.25%	3.7%	12/31/2019	0.95	0	0	1.00%	4.0%	12/31/2019	0.98	0	0	0.75%	4.2%
12/31/2018	0.89	1	1	1.25%	-5.4%	12/31/2018	0.91	0	0	1.00%	-5.2%	12/31/2018	0.94	0	0	0.75%	-5.0%
12/31/2017	0.94	1	1	1.25%	8.8%	12/31/2017	0.96	0	0	1.00%	9.1%	12/31/2017	0.98	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	-7.7%	12/31/2021	$1.04	0	$0	0.25%	-7.5%	12/31/2021	$1.07	0	$0	0.00%	-7.3%
12/31/2020	1.09	0	0	0.50%	8.8%	12/31/2020	1.12	0	0	0.25%	9.1%	12/31/2020	1.16	0	0	0.00%	9.4%
12/31/2019	1.00	0	0	0.50%	4.5%	12/31/2019	1.03	0	0	0.25%	4.8%	12/31/2019	1.06	0	0	0.00%	5.0%
12/31/2018	0.96	0	0	0.50%	-4.7%	12/31/2018	0.98	0	0	0.25%	-4.5%	12/31/2018	1.01	0	0	0.00%	-4.3%
12/31/2017	1.01	0	0	0.50%	9.6%	12/31/2017	1.03	0	0	0.25%	9.9%	12/31/2017	1.05	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.6%
2019	0.0%
2018	1.2%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Growth Investor Class - 06-420

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,655,748	$1,490,104	112,449
Receivables: investments sold	5,135
Payables: investments purchased	-
Net assets	$1,660,883

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,660,883	342,981	$4.84
Band 100	-	-	5.07
Band 75	-	-	5.31
Band 50	-	-	5.55
Band 25	-	-	5.81
Band 0	-	-	6.85
Total	$1,660,883	342,981

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,402
Mortality & expense charges			(18,342)
Net investment income (loss)			(7,940)

Gain (loss) on investments:
Net realized gain (loss)			33,852
Realized gain distributions			166,242
Net change in unrealized appreciation (depreciation)			(100,603)
Net gain (loss)			99,491

Increase (decrease) in net assets from operations			$91,551

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,940)	$(10,476)
Net realized gain (loss)		33,852	28,943
Realized gain distributions		166,242	41,951
Net change in unrealized appreciation (depreciation)		(100,603)	135,892

Increase (decrease) in net assets from operations		91,551	196,310

Contract owner transactions:
Proceeds from units sold		686,269	78,608
Cost of units redeemed		(104,460)	(145,777)
Account charges		(2,892)	(1,147)
Increase (decrease)		578,917	(68,316)
Net increase (decrease)		670,468	127,994
Net assets, beginning		990,415	862,421
Net assets, ending		$1,660,883	$990,415

Units sold		146,919	20,793
Units redeemed		(22,905)	(38,326)
Net increase (decrease)		124,014	(17,533)
Units outstanding, beginning		218,967	236,500
Units outstanding, ending		342,981	218,967

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,543,437
Cost of units redeemed/account charges			(13,038,482)
Net investment income (loss)			(122,912)
Net realized gain (loss)			1,003,878
Realized gain distributions			1,109,318
Net change in unrealized appreciation (depreciation)			165,644
Net assets			$1,660,883

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.84	343	$1,661	1.25%	7.1%	12/31/2021	$5.07	0	$0	1.00%	7.3%	12/31/2021	$5.31	0	$0	0.75%	7.6%
12/31/2020	4.52	219	990	1.25%	24.0%	12/31/2020	4.72	0	0	1.00%	24.3%	12/31/2020	4.93	0	0	0.75%	24.7%
12/31/2019	3.65	237	862	1.25%	26.8%	12/31/2019	3.80	0	0	1.00%	27.1%	12/31/2019	3.96	0	0	0.75%	27.4%
12/31/2018	2.88	784	2,255	1.25%	-16.6%	12/31/2018	2.99	0	0	1.00%	-16.4%	12/31/2018	3.10	0	0	0.75%	-16.1%
12/31/2017	3.45	923	3,184	1.25%	29.4%	12/31/2017	3.57	0	0	1.00%	29.7%	12/31/2017	3.70	0	0	0.75%	30.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.55	0	$0	0.50%	7.9%	12/31/2021	$5.81	0	$0	0.25%	8.1%	12/31/2021	$6.85	0	$0	0.00%	8.4%
12/31/2020	5.15	0	0	0.50%	25.0%	12/31/2020	5.37	0	0	0.25%	25.3%	12/31/2020	6.32	0	0	0.00%	25.6%
12/31/2019	4.12	0	0	0.50%	27.7%	12/31/2019	4.29	0	0	0.25%	28.0%	12/31/2019	5.03	0	0	0.00%	28.4%
12/31/2018	3.23	0	0	0.50%	-15.9%	12/31/2018	3.35	0	0	0.25%	-15.7%	12/31/2018	3.92	0	0	0.00%	-15.5%
12/31/2017	3.84	0	0	0.50%	30.4%	12/31/2017	3.98	0	0	0.25%	30.7%	12/31/2017	4.64	0	0	0.00%	31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.0%
2019	0.1%
2018	0.9%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Growth A Class - 06-325

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$245,509	$207,743	16,497
Receivables: investments sold	-
Payables: investments purchased	(28)
Net assets	$245,481

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$107,797	29,199	$3.69
Band 100	137,684	35,631	3.86
Band 75	-	-	4.04
Band 50	-	-	4.23
Band 25	-	-	4.43
Band 0	-	-	4.66
Total	$245,481	64,830

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$953
Mortality & expense charges			(2,701)
Net investment income (loss)			(1,748)

Gain (loss) on investments:
Net realized gain (loss)			5,904
Realized gain distributions			24,585
Net change in unrealized appreciation (depreciation)			(12,662)
Net gain (loss)			17,827

Increase (decrease) in net assets from operations			$16,079

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,748)	$(2,411)
Net realized gain (loss)		5,904	2,933
Realized gain distributions		24,585	10,424
Net change in unrealized appreciation (depreciation)		(12,662)	36,323

Increase (decrease) in net assets from operations		16,079	47,269

Contract owner transactions:
Proceeds from units sold		6,125	20,636
Cost of units redeemed		(22,071)	(47,784)
Account charges		(83)	(86)
Increase (decrease)		(16,029)	(27,234)
Net increase (decrease)		50	20,035
Net assets, beginning		245,431	225,396
Net assets, ending		$245,481	$245,431

Units sold		1,694	7,560
Units redeemed		(6,139)	(17,323)
Net increase (decrease)		(4,445)	(9,763)
Units outstanding, beginning		69,275	79,038
Units outstanding, ending		64,830	69,275

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,401,589
Cost of units redeemed/account charges			(2,515,699)
Net investment income (loss)			(38,338)
Net realized gain (loss)			148,586
Realized gain distributions			211,577
Net change in unrealized appreciation (depreciation)			37,766
Net assets			$245,481

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.69	29	$108	1.25%	6.8%	12/31/2021	$3.86	36	$138	1.00%	7.1%	12/31/2021	$4.04	0	$0	0.75%	7.3%
12/31/2020	3.46	30	104	1.25%	23.7%	12/31/2020	3.61	39	142	1.00%	24.0%	12/31/2020	3.77	0	0	0.75%	24.3%
12/31/2019	2.79	40	110	1.25%	26.5%	12/31/2019	2.91	40	115	1.00%	26.8%	12/31/2019	3.03	0	0	0.75%	27.1%
12/31/2018	2.21	84	187	1.25%	-16.8%	12/31/2018	2.29	45	103	1.00%	-16.6%	12/31/2018	2.38	0	0	0.75%	-16.4%
12/31/2017	2.66	316	840	1.25%	29.1%	12/31/2017	2.75	70	194	1.00%	29.4%	12/31/2017	2.85	0	0	0.75%	29.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.23	0	$0	0.50%	7.6%	12/31/2021	$4.43	0	$0	0.25%	7.9%	12/31/2021	$4.66	0	$0	0.00%	8.1%
12/31/2020	3.93	0	0	0.50%	24.7%	12/31/2020	4.11	0	0	0.25%	25.0%	12/31/2020	4.31	0	0	0.00%	25.3%
12/31/2019	3.16	0	0	0.50%	27.4%	12/31/2019	3.29	0	0	0.25%	27.8%	12/31/2019	3.44	0	0	0.00%	28.1%
12/31/2018	2.48	0	0	0.50%	-16.2%	12/31/2018	2.57	0	0	0.25%	-16.0%	12/31/2018	2.69	0	0	0.00%	-15.8%
12/31/2017	2.95	0	0	0.50%	30.1%	12/31/2017	3.06	0	0	0.25%	30.4%	12/31/2017	3.19	0	0	0.00%	30.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.0%
2019	0.0%
2018	0.4%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Large Company Value A Class - 06-355

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$678,758	$555,865	63,101
Receivables: investments sold	-
Payables: investments purchased	(1,053)
Net assets	$677,705

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$616,665	172,966	$3.57
Band 100	61,040	16,357	3.73
Band 75	-	-	3.91
Band 50	-	-	4.09
Band 25	-	-	4.28
Band 0	-	-	4.55
Total	$677,705	189,323

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,152
Mortality & expense charges			(7,871)
Net investment income (loss)			1,281

Gain (loss) on investments:
Net realized gain (loss)			7,803
Realized gain distributions			105,731
Net change in unrealized appreciation (depreciation)			(19,724)
Net gain (loss)			93,810

Increase (decrease) in net assets from operations			$95,091

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,281	$1,459
Net realized gain (loss)		7,803	81,714
Realized gain distributions		105,731	3,169
Net change in unrealized appreciation (depreciation)		(19,724)	(87,906)

Increase (decrease) in net assets from operations		95,091	(1,564)

Contract owner transactions:
Proceeds from units sold		27,944	54,861
Cost of units redeemed		(22,073)	(338,377)
Account charges		(197)	(191)
Increase (decrease)		5,674	(283,707)
Net increase (decrease)		100,765	(285,271)
Net assets, beginning		576,940	862,211
Net assets, ending		$677,705	$576,940

Units sold		8,709	20,318
Units redeemed		(6,881)	(116,110)
Net increase (decrease)		1,828	(95,792)
Units outstanding, beginning		187,495	283,287
Units outstanding, ending		189,323	187,495

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,783,828
Cost of units redeemed/account charges			(7,980,453)
Net investment income (loss)			154,832
Net realized gain (loss)			243,101
Realized gain distributions			353,504
Net change in unrealized appreciation (depreciation)			122,893
Net assets			$677,705

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.57	173	$617	1.25%	16.3%	12/31/2021	$3.73	16	$61	1.00%	16.6%	12/31/2021	$3.91	0	$0	0.75%	16.9%
12/31/2020	3.07	171	524	1.25%	1.0%	12/31/2020	3.20	17	53	1.00%	1.2%	12/31/2020	3.34	0	0	0.75%	1.5%
12/31/2019	3.04	264	803	1.25%	25.7%	12/31/2019	3.16	19	60	1.00%	26.1%	12/31/2019	3.29	0	0	0.75%	26.4%
12/31/2018	2.41	315	760	1.25%	-9.3%	12/31/2018	2.51	20	50	1.00%	-9.1%	12/31/2018	2.61	0	0	0.75%	-8.9%
12/31/2017	2.66	418	1,114	1.25%	9.4%	12/31/2017	2.76	22	61	1.00%	9.6%	12/31/2017	2.86	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.09	0	$0	0.50%	17.2%	12/31/2021	$4.28	0	$0	0.25%	17.5%	12/31/2021	$4.55	0	$0	0.00%	17.8%
12/31/2020	3.49	0	0	0.50%	1.7%	12/31/2020	3.64	0	0	0.25%	2.0%	12/31/2020	3.86	0	0	0.00%	2.3%
12/31/2019	3.43	0	0	0.50%	26.7%	12/31/2019	3.57	0	0	0.25%	27.0%	12/31/2019	3.77	0	0	0.00%	27.3%
12/31/2018	2.71	0	0	0.50%	-8.6%	12/31/2018	2.81	0	0	0.25%	-8.4%	12/31/2018	2.96	0	0	0.00%	-8.2%
12/31/2017	2.96	0	0	0.50%	10.2%	12/31/2017	3.07	0	0	0.25%	10.5%	12/31/2017	3.23	177	570	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.1%
2019	1.6%
2018	1.8%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Mid Cap Value Fund A Class - 06-395

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,630,143	$2,478,740	146,624
Receivables: investments sold	-
Payables: investments purchased	(1,171)
Net assets	$2,628,972

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,628,972	603,707	$4.35
Band 100	-	-	4.50
Band 75	-	-	4.65
Band 50	-	-	4.80
Band 25	-	-	4.96
Band 0	-	-	5.13
Total	$2,628,972	603,707

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$29,720
Mortality & expense charges			(37,243)
Net investment income (loss)			(7,523)

Gain (loss) on investments:
Net realized gain (loss)			302,466
Realized gain distributions			331,556
Net change in unrealized appreciation (depreciation)			(56,211)
Net gain (loss)			577,811

Increase (decrease) in net assets from operations			$570,288

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,523)	$11
Net realized gain (loss)		302,466	(113,607)
Realized gain distributions		331,556	14,705
Net change in unrealized appreciation (depreciation)		(56,211)	(6,223)

Increase (decrease) in net assets from operations		570,288	(105,114)

Contract owner transactions:
Proceeds from units sold		901,683	756,133
Cost of units redeemed		(1,791,025)	(1,521,618)
Account charges		(2,371)	(2,078)
Increase (decrease)		(891,713)	(767,563)
Net increase (decrease)		(321,425)	(872,677)
Net assets, beginning		2,950,397	3,823,074
Net assets, ending		$2,628,972	$2,950,397

Units sold		222,346	242,991
Units redeemed		(433,739)	(488,199)
Net increase (decrease)		(211,393)	(245,208)
Units outstanding, beginning		815,100	1,060,308
Units outstanding, ending		603,707	815,100

* Date of Fund Inception into Variable Account: 12 /12 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$22,728,188
Cost of units redeemed/account charges			(24,644,827)
Net investment income (loss)			(49,175)
Net realized gain (loss)			1,142,358
Realized gain distributions			3,301,025
Net change in unrealized appreciation (depreciation)			151,403
Net assets			$2,628,972

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.35	604	$2,629	1.25%	21.2%	12/31/2021	$4.50	0	$0	1.00%	21.5%	12/31/2021	$4.65	0	$0	0.75%	21.8%
12/31/2020	3.59	777	2,791	1.25%	0.2%	12/31/2020	3.70	0	0	1.00%	0.4%	12/31/2020	3.82	0	0	0.75%	0.7%
12/31/2019	3.59	1,021	3,662	1.25%	27.0%	12/31/2019	3.69	0	0	1.00%	27.3%	12/31/2019	3.79	0	0	0.75%	27.6%
12/31/2018	2.82	1,633	4,613	1.25%	-14.3%	12/31/2018	2.90	0	0	1.00%	-14.1%	12/31/2018	2.97	0	0	0.75%	-13.9%
12/31/2017	3.30	2,371	7,817	1.25%	9.9%	12/31/2017	3.37	0	0	1.00%	10.2%	12/31/2017	3.45	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.80	0	$0	0.50%	22.1%	12/31/2021	$4.96	0	$0	0.25%	22.4%	12/31/2021	$5.13	0	$0	0.00%	22.7%
12/31/2020	3.93	0	0	0.50%	0.9%	12/31/2020	4.05	0	0	0.25%	1.2%	12/31/2020	4.18	38	159	0.00%	1.4%
12/31/2019	3.90	0	0	0.50%	27.9%	12/31/2019	4.00	3	12	0.25%	28.2%	12/31/2019	4.12	36	149	0.00%	28.5%
12/31/2018	3.05	0	0	0.50%	-13.7%	12/31/2018	3.12	0	0	0.25%	-13.5%	12/31/2018	3.20	48	153	0.00%	-13.2%
12/31/2017	3.53	0	0	0.50%	10.8%	12/31/2017	3.61	0	0	0.25%	11.0%	12/31/2017	3.69	28	103	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.0%
2019	1.3%
2018	0.9%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Mid Cap Value Fund Investor Class - 06-396

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,618,664	$11,899,517	698,200
Receivables: investments sold	-
Payables: investments purchased	(65,028)
Net assets	$12,553,636

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,553,636	2,788,409	$4.50
Band 100	-	-	4.65
Band 75	-	-	4.81
Band 50	-	-	4.96
Band 25	-	-	5.13
Band 0	-	-	5.30
Total	$12,553,636	2,788,409

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$278,260
Mortality & expense charges			(294,253)
Net investment income (loss)			(15,993)

Gain (loss) on investments:
Net realized gain (loss)			4,821,969
Realized gain distributions			1,579,333
Net change in unrealized appreciation (depreciation)			(1,639,544)
Net gain (loss)			4,761,758

Increase (decrease) in net assets from operations			$4,745,765

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,993)	$69,146
Net realized gain (loss)		4,821,969	(690,037)
Realized gain distributions		1,579,333	164,743
Net change in unrealized appreciation (depreciation)		(1,639,544)	(445,438)

Increase (decrease) in net assets from operations		4,745,765	(901,586)

Contract owner transactions:
Proceeds from units sold		7,198,786	5,561,873
Cost of units redeemed		(32,023,295)	(13,438,986)
Account charges		(27,933)	(27,609)
Increase (decrease)		(24,852,442)	(7,904,722)
Net increase (decrease)		(20,106,677)	(8,806,308)
Net assets, beginning		32,660,313	41,466,621
Net assets, ending		$12,553,636	$32,660,313

Units sold		1,849,982	1,853,811
Units redeemed		(7,883,773)	(4,183,167)
Net increase (decrease)		(6,033,791)	(2,329,356)
Units outstanding, beginning		8,822,200	11,151,556
Units outstanding, ending		2,788,409	8,822,200

* Date of Fund Inception into Variable Account: 12 /12 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$105,154,320
Cost of units redeemed/account charges			(116,603,271)
Net investment income (loss)			630,592
Net realized gain (loss)			7,874,150
Realized gain distributions			14,778,698
Net change in unrealized appreciation (depreciation)			719,147
Net assets			$12,553,636

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.50	2,788	$12,554	1.25%	21.6%	12/31/2021	$4.65	0	$0	1.00%	21.9%	12/31/2021	$4.81	0	$0	0.75%	22.2%
12/31/2020	3.70	8,822	32,660	1.25%	0.4%	12/31/2020	3.82	0	0	1.00%	0.6%	12/31/2020	3.93	0	0	0.75%	0.9%
12/31/2019	3.69	10,549	38,916	1.25%	27.3%	12/31/2019	3.79	0	0	1.00%	27.6%	12/31/2019	3.90	0	0	0.75%	27.9%
12/31/2018	2.90	11,605	33,634	1.25%	-14.1%	12/31/2018	2.97	0	0	1.00%	-13.9%	12/31/2018	3.05	0	0	0.75%	-13.7%
12/31/2017	3.37	14,286	48,201	1.25%	10.2%	12/31/2017	3.45	0	0	1.00%	10.5%	12/31/2017	3.53	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.96	0	$0	0.50%	22.5%	12/31/2021	$5.13	0	$0	0.25%	22.8%	12/31/2021	$5.30	0	$0	0.00%	23.1%
12/31/2020	4.05	0	0	0.50%	1.1%	12/31/2020	4.18	0	0	0.25%	1.4%	12/31/2020	4.30	0	0	0.00%	1.6%
12/31/2019	4.01	0	0	0.50%	28.2%	12/31/2019	4.12	0	0	0.25%	28.6%	12/31/2019	4.23	602	2,551	0.00%	28.9%
12/31/2018	3.12	0	0	0.50%	-13.4%	12/31/2018	3.20	0	0	0.25%	-13.2%	12/31/2018	3.29	651	2,139	0.00%	-13.0%
12/31/2017	3.61	0	0	0.50%	11.0%	12/31/2017	3.69	0	0	0.25%	11.3%	12/31/2017	3.78	681	2,574	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.2%
2019	1.6%
2018	1.1%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2025 Portfolio Investor Class - 06-413

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,915,992	$15,154,550	1,040,890
Receivables: investments sold	-
Payables: investments purchased	(11,192)
Net assets	$15,904,800

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,904,800	6,164,257	$2.58
Band 100	-	-	2.66
Band 75	-	-	2.75
Band 50	-	-	2.84
Band 25	-	-	2.93
Band 0	-	-	3.02
Total	$15,904,800	6,164,257

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$530,893
Mortality & expense charges			(232,570)
Net investment income (loss)			298,323

Gain (loss) on investments:
Net realized gain (loss)			1,655,020
Realized gain distributions			641,198
Net change in unrealized appreciation (depreciation)			(1,075,744)
Net gain (loss)			1,220,474

Increase (decrease) in net assets from operations			$1,518,797

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$298,323	$(44,859)
Net realized gain (loss)		1,655,020	(14,777)
Realized gain distributions		641,198	1,495,110
Net change in unrealized appreciation (depreciation)		(1,075,744)	1,286,705

Increase (decrease) in net assets from operations		1,518,797	2,722,179

Contract owner transactions:
Proceeds from units sold		3,191,479	5,912,990
Cost of units redeemed		(19,850,378)	(9,616,209)
Account charges		(11,635)	(18,765)
Increase (decrease)		(16,670,534)	(3,721,984)
Net increase (decrease)		(15,151,737)	(999,805)
Net assets, beginning		31,056,537	32,056,342
Net assets, ending		$15,904,800	$31,056,537

Units sold		1,299,526	2,970,076
Units redeemed		(8,137,671)	(4,728,106)
Net increase (decrease)		(6,838,145)	(1,758,030)
Units outstanding, beginning		13,002,402	14,760,432
Units outstanding, ending		6,164,257	13,002,402

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$110,136,660
Cost of units redeemed/account charges			(112,127,051)
Net investment income (loss)			2,217,977
Net realized gain (loss)			5,696,600
Realized gain distributions			9,219,172
Net change in unrealized appreciation (depreciation)			761,442
Net assets			$15,904,800

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.58	6,164	$15,905	1.25%	8.0%	12/31/2021	$2.66	0	$0	1.00%	8.3%	12/31/2021	$2.75	0	$0	0.75%	8.6%
12/31/2020	2.39	13,002	31,057	1.25%	10.0%	12/31/2020	2.46	0	0	1.00%	10.3%	12/31/2020	2.53	0	0	0.75%	10.6%
12/31/2019	2.17	14,729	31,978	1.25%	15.9%	12/31/2019	2.23	0	0	1.00%	16.2%	12/31/2019	2.29	0	0	0.75%	16.5%
12/31/2018	1.87	17,781	33,307	1.25%	-6.1%	12/31/2018	1.92	0	0	1.00%	-5.9%	12/31/2018	1.97	0	0	0.75%	-5.7%
12/31/2017	2.00	24,083	48,064	1.25%	10.9%	12/31/2017	2.04	0	0	1.00%	11.2%	12/31/2017	2.08	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.84	0	$0	0.50%	8.8%	12/31/2021	$2.93	0	$0	0.25%	9.1%	12/31/2021	$3.02	0	$0	0.00%	9.4%
12/31/2020	2.61	0	0	0.50%	10.8%	12/31/2020	2.68	0	0	0.25%	11.1%	12/31/2020	2.76	0	0	0.00%	11.4%
12/31/2019	2.35	0	0	0.50%	16.8%	12/31/2019	2.42	0	0	0.25%	17.1%	12/31/2019	2.48	32	78	0.00%	17.4%
12/31/2018	2.01	0	0	0.50%	-5.4%	12/31/2018	2.06	0	0	0.25%	-5.2%	12/31/2018	2.11	16	33	0.00%	-5.0%
12/31/2017	2.13	0	0	0.50%	11.7%	12/31/2017	2.18	0	0	0.25%	12.0%	12/31/2017	2.22	8	18	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	1.0%
2019	1.4%
2018	2.2%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2025 Portfolio A Class - 06-403

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,586,371	$13,567,492	955,124
Receivables: investments sold	7,927
Payables: investments purchased	-
Net assets	$14,594,298

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,624,990	4,650,113	$2.50
Band 100	2,969,308	1,150,726	2.58
Band 75	-	-	2.66
Band 50	-	-	2.75
Band 25	-	-	2.84
Band 0	-	-	2.93
Total	$14,594,298	5,800,839

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$450,982
Mortality & expense charges			(196,904)
Net investment income (loss)			254,078

Gain (loss) on investments:
Net realized gain (loss)			669,576
Realized gain distributions			588,853
Net change in unrealized appreciation (depreciation)			(253,686)
Net gain (loss)			1,004,743

Increase (decrease) in net assets from operations			$1,258,821

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$254,078	$(66,472)
Net realized gain (loss)		669,576	314,339
Realized gain distributions		588,853	813,145
Net change in unrealized appreciation (depreciation)		(253,686)	433,092

Increase (decrease) in net assets from operations		1,258,821	1,494,104

Contract owner transactions:
Proceeds from units sold		1,591,406	2,047,228
Cost of units redeemed		(5,054,293)	(7,488,139)
Account charges		(9,882)	(12,488)
Increase (decrease)		(3,472,769)	(5,453,399)
Net increase (decrease)		(2,213,948)	(3,959,295)
Net assets, beginning		16,808,246	20,767,541
Net assets, ending		$14,594,298	$16,808,246

Units sold		718,408	1,030,241
Units redeemed		(2,123,151)	(3,606,887)
Net increase (decrease)		(1,404,743)	(2,576,646)
Units outstanding, beginning		7,205,582	9,782,228
Units outstanding, ending		5,800,839	7,205,582

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$88,308,811
Cost of units redeemed/account charges			(89,565,054)
Net investment income (loss)			1,436,060
Net realized gain (loss)			5,639,384
Realized gain distributions			7,756,218
Net change in unrealized appreciation (depreciation)			1,018,879
Net assets			$14,594,298

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.50	4,650	$11,625	1.25%	7.8%	12/31/2021	$2.58	1,151	$2,969	1.00%	8.0%	12/31/2021	$2.66	0	$0	0.75%	8.3%
12/31/2020	2.32	5,882	13,647	1.25%	9.7%	12/31/2020	2.39	1,324	3,162	1.00%	10.0%	12/31/2020	2.46	0	0	0.75%	10.3%
12/31/2019	2.11	8,285	17,517	1.25%	15.5%	12/31/2019	2.17	1,497	3,251	1.00%	15.8%	12/31/2019	2.23	0	0	0.75%	16.1%
12/31/2018	1.83	10,464	19,150	1.25%	-6.4%	12/31/2018	1.87	1,673	3,138	1.00%	-6.1%	12/31/2018	1.92	0	0	0.75%	-5.9%
12/31/2017	1.95	15,773	30,831	1.25%	10.6%	12/31/2017	2.00	2,257	4,509	1.00%	10.9%	12/31/2017	2.04	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.75	0	$0	0.50%	8.6%	12/31/2021	$2.84	0	$0	0.25%	8.8%	12/31/2021	$2.93	0	$0	0.00%	9.1%
12/31/2020	2.53	0	0	0.50%	10.6%	12/31/2020	2.61	0	0	0.25%	10.8%	12/31/2020	2.68	0	0	0.00%	11.1%
12/31/2019	2.29	0	0	0.50%	16.4%	12/31/2019	2.35	0	0	0.25%	16.7%	12/31/2019	2.42	0	0	0.00%	17.0%
12/31/2018	1.97	0	0	0.50%	-5.7%	12/31/2018	2.02	0	0	0.25%	-5.4%	12/31/2018	2.07	772	1,594	0.00%	-5.2%
12/31/2017	2.09	0	0	0.50%	11.4%	12/31/2017	2.13	0	0	0.25%	11.7%	12/31/2017	2.18	725	1,580	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.9%
2020	0.7%
2019	1.1%
2018	1.9%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2030 Portfolio A Class - 06-404

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,961,033	$15,634,012	1,247,485
Receivables: investments sold	29,717
Payables: investments purchased	-
Net assets	$16,990,750

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,219,618	5,285,380	$2.69
Band 100	2,771,132	997,926	2.78
Band 75	-	-	2.87
Band 50	-	-	2.96
Band 25	-	-	3.05
Band 0	-	-	3.15
Total	$16,990,750	6,283,306

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$570,544
Mortality & expense charges			(209,023)
Net investment income (loss)			361,521

Gain (loss) on investments:
Net realized gain (loss)			443,386
Realized gain distributions			657,692
Net change in unrealized appreciation (depreciation)			(51,729)
Net gain (loss)			1,049,349

Increase (decrease) in net assets from operations			$1,410,870

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$361,521	$(67,725)
Net realized gain (loss)		443,386	432,667
Realized gain distributions		657,692	742,102
Net change in unrealized appreciation (depreciation)		(51,729)	625,859

Increase (decrease) in net assets from operations		1,410,870	1,732,903

Contract owner transactions:
Proceeds from units sold		2,085,611	1,926,315
Cost of units redeemed		(3,148,324)	(8,643,522)
Account charges		(11,325)	(14,014)
Increase (decrease)		(1,074,038)	(6,731,221)
Net increase (decrease)		336,832	(4,998,318)
Net assets, beginning		16,653,918	21,652,236
Net assets, ending		$16,990,750	$16,653,918

Units sold		853,558	880,918
Units redeemed		(1,248,352)	(3,849,432)
Net increase (decrease)		(394,794)	(2,968,514)
Units outstanding, beginning		6,678,100	9,646,614
Units outstanding, ending		6,283,306	6,678,100

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$87,506,722
Cost of units redeemed/account charges			(86,214,509)
Net investment income (loss)			1,285,258
Net realized gain (loss)			6,096,477
Realized gain distributions			6,989,781
Net change in unrealized appreciation (depreciation)			1,327,021
Net assets			$16,990,750

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.69	5,285	$14,220	1.25%	8.4%	12/31/2021	$2.78	998	$2,771	1.00%	8.7%	12/31/2021	$2.87	0	$0	0.75%	8.9%
12/31/2020	2.48	5,596	13,890	1.25%	11.0%	12/31/2020	2.56	1,082	2,764	1.00%	11.2%	12/31/2020	2.63	0	0	0.75%	11.5%
12/31/2019	2.24	8,432	18,862	1.25%	16.9%	12/31/2019	2.30	1,215	2,790	1.00%	17.2%	12/31/2019	2.36	0	0	0.75%	17.5%
12/31/2018	1.91	9,226	17,650	1.25%	-7.0%	12/31/2018	1.96	1,285	2,519	1.00%	-6.7%	12/31/2018	2.01	0	0	0.75%	-6.5%
12/31/2017	2.06	14,526	29,870	1.25%	11.8%	12/31/2017	2.10	1,458	3,064	1.00%	12.1%	12/31/2017	2.15	0	0	0.75%	12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.96	0	$0	0.50%	9.2%	12/31/2021	$3.05	0	$0	0.25%	9.5%	12/31/2021	$3.15	0	$0	0.00%	9.8%
12/31/2020	2.71	0	0	0.50%	11.8%	12/31/2020	2.79	0	0	0.25%	12.1%	12/31/2020	2.87	0	0	0.00%	12.3%
12/31/2019	2.42	0	0	0.50%	17.8%	12/31/2019	2.49	0	0	0.25%	18.1%	12/31/2019	2.56	0	0	0.00%	18.4%
12/31/2018	2.06	0	0	0.50%	-6.3%	12/31/2018	2.11	0	0	0.25%	-6.0%	12/31/2018	2.16	144	311	0.00%	-5.8%
12/31/2017	2.19	0	0	0.50%	12.7%	12/31/2017	2.24	0	0	0.25%	13.0%	12/31/2017	2.29	140	321	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.4%
2020	0.7%
2019	1.3%
2018	1.9%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2030 Portfolio Investor Class - 06-414

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,504,756	$15,318,316	1,211,471
Receivables: investments sold	19,709
Payables: investments purchased	-
Net assets	$16,524,465

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,524,465	5,948,394	$2.78
Band 100	-	-	2.87
Band 75	-	-	2.96
Band 50	-	-	3.05
Band 25	-	-	3.15
Band 0	-	-	3.25
Total	$16,524,465	5,948,394

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$596,700
Mortality & expense charges			(237,719)
Net investment income (loss)			358,981

Gain (loss) on investments:
Net realized gain (loss)			2,510,552
Realized gain distributions			640,298
Net change in unrealized appreciation (depreciation)			(1,794,551)
Net gain (loss)			1,356,299

Increase (decrease) in net assets from operations			$1,715,280

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$358,981	$(40,573)
Net realized gain (loss)		2,510,552	197,414
Realized gain distributions		640,298	1,541,367
Net change in unrealized appreciation (depreciation)		(1,794,551)	1,820,991

Increase (decrease) in net assets from operations		1,715,280	3,519,199

Contract owner transactions:
Proceeds from units sold		2,620,287	5,095,546
Cost of units redeemed		(22,384,468)	(9,922,567)
Account charges		(16,598)	(24,978)
Increase (decrease)		(19,780,779)	(4,851,999)
Net increase (decrease)		(18,065,499)	(1,332,800)
Net assets, beginning		34,589,964	35,922,764
Net assets, ending		$16,524,465	$34,589,964

Units sold		982,393	2,334,900
Units redeemed		(8,573,332)	(4,415,502)
Net increase (decrease)		(7,590,939)	(2,080,602)
Units outstanding, beginning		13,539,333	15,619,935
Units outstanding, ending		5,948,394	13,539,333

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$111,576,713
Cost of units redeemed/account charges			(115,563,013)
Net investment income (loss)			2,466,535
Net realized gain (loss)			7,194,093
Realized gain distributions			9,663,697
Net change in unrealized appreciation (depreciation)			1,186,440
Net assets			$16,524,465

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.78	5,948	$16,524	1.25%	8.7%	12/31/2021	$2.87	0	$0	1.00%	9.0%	12/31/2021	$2.96	0	$0	0.75%	9.3%
12/31/2020	2.55	13,539	34,590	1.25%	11.2%	12/31/2020	2.63	0	0	1.00%	11.5%	12/31/2020	2.71	0	0	0.75%	11.8%
12/31/2019	2.30	15,492	35,588	1.25%	17.1%	12/31/2019	2.36	0	0	1.00%	17.4%	12/31/2019	2.42	0	0	0.75%	17.7%
12/31/2018	1.96	16,316	32,009	1.25%	-6.7%	12/31/2018	2.01	0	0	1.00%	-6.5%	12/31/2018	2.06	0	0	0.75%	-6.2%
12/31/2017	2.10	21,726	45,688	1.25%	12.1%	12/31/2017	2.15	0	0	1.00%	12.4%	12/31/2017	2.20	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.05	0	$0	0.50%	9.6%	12/31/2021	$3.15	0	$0	0.25%	9.8%	12/31/2021	$3.25	0	$0	0.00%	10.1%
12/31/2020	2.79	0	0	0.50%	12.1%	12/31/2020	2.87	0	0	0.25%	12.3%	12/31/2020	2.96	0	0	0.00%	12.6%
12/31/2019	2.49	0	0	0.50%	18.0%	12/31/2019	2.56	0	0	0.25%	18.3%	12/31/2019	2.62	128	335	0.00%	18.6%
12/31/2018	2.11	0	0	0.50%	-6.0%	12/31/2018	2.16	0	0	0.25%	-5.8%	12/31/2018	2.21	116	257	0.00%	-5.5%
12/31/2017	2.24	0	0	0.50%	12.9%	12/31/2017	2.29	0	0	0.25%	13.2%	12/31/2017	2.34	108	253	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	1.1%
2019	1.6%
2018	2.2%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2035 Portfolio A Class - 06-406

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,976,795	$12,680,532	803,201
Receivables: investments sold	6,950
Payables: investments purchased	-
Net assets	$13,983,745

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,047,908	4,132,757	$2.92
Band 100	1,935,600	643,284	3.01
Band 75	-	-	3.11
Band 50	237	74	3.21
Band 25	-	-	3.31
Band 0	-	-	3.42
Total	$13,983,745	4,776,115

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$427,626
Mortality & expense charges			(173,244)
Net investment income (loss)			254,382

Gain (loss) on investments:
Net realized gain (loss)			469,536
Realized gain distributions			499,773
Net change in unrealized appreciation (depreciation)			51,510
Net gain (loss)			1,020,819

Increase (decrease) in net assets from operations			$1,275,201

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$254,382	$(62,213)
Net realized gain (loss)		469,536	342,727
Realized gain distributions		499,773	681,882
Net change in unrealized appreciation (depreciation)		51,510	560,199

Increase (decrease) in net assets from operations		1,275,201	1,522,595

Contract owner transactions:
Proceeds from units sold		1,951,662	2,365,072
Cost of units redeemed		(3,135,532)	(6,900,418)
Account charges		(11,165)	(13,689)
Increase (decrease)		(1,195,035)	(4,549,035)
Net increase (decrease)		80,166	(3,026,440)
Net assets, beginning		13,903,579	16,930,019
Net assets, ending		$13,983,745	$13,903,579

Units sold		764,911	998,773
Units redeemed		(1,175,835)	(2,902,215)
Net increase (decrease)		(410,924)	(1,903,442)
Units outstanding, beginning		5,187,039	7,090,481
Units outstanding, ending		4,776,115	5,187,039

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$73,620,151
Cost of units redeemed/account charges			(73,711,485)
Net investment income (loss)			961,049
Net realized gain (loss)			5,483,606
Realized gain distributions			6,334,161
Net change in unrealized appreciation (depreciation)			1,296,263
Net assets			$13,983,745

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.92	4,133	$12,048	1.25%	9.2%	12/31/2021	$3.01	643	$1,936	1.00%	9.5%	12/31/2021	$3.11	0	$0	0.75%	9.8%
12/31/2020	2.67	4,463	11,913	1.25%	12.2%	12/31/2020	2.75	722	1,984	1.00%	12.4%	12/31/2020	2.83	0	0	0.75%	12.7%
12/31/2019	2.38	6,236	14,841	1.25%	18.2%	12/31/2019	2.44	852	2,083	1.00%	18.5%	12/31/2019	2.51	0	0	0.75%	18.8%
12/31/2018	2.01	6,879	13,848	1.25%	-7.5%	12/31/2018	2.06	867	1,789	1.00%	-7.3%	12/31/2018	2.11	0	0	0.75%	-7.0%
12/31/2017	2.18	10,668	23,217	1.25%	13.0%	12/31/2017	2.22	865	1,924	1.00%	13.3%	12/31/2017	2.27	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.21	0	$0	0.50%	10.0%	12/31/2021	$3.31	0	$0	0.25%	10.3%	12/31/2021	$3.42	0	$0	0.00%	10.6%
12/31/2020	2.91	3	7	0.50%	13.0%	12/31/2020	3.00	0	0	0.25%	13.3%	12/31/2020	3.09	0	0	0.00%	13.6%
12/31/2019	2.58	3	7	0.50%	19.1%	12/31/2019	2.65	0	0	0.25%	19.4%	12/31/2019	2.72	0	0	0.00%	19.7%
12/31/2018	2.16	3	6	0.50%	-6.8%	12/31/2018	2.22	0	0	0.25%	-6.6%	12/31/2018	2.27	170	385	0.00%	-6.3%
12/31/2017	2.32	3	6	0.50%	13.9%	12/31/2017	2.37	0	0	0.25%	14.1%	12/31/2017	2.43	161	390	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.1%
2020	0.6%
2019	1.2%
2018	1.8%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2035 Portfolio Investor Class - 06-416

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,648,450	$15,363,274	957,645
Receivables: investments sold	14,581
Payables: investments purchased	-
Net assets	$16,663,031

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,663,031	5,535,343	$3.01
Band 100	-	-	3.11
Band 75	-	-	3.21
Band 50	-	-	3.31
Band 25	-	-	3.42
Band 0	-	-	3.53
Total	$16,663,031	5,535,343

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$549,274
Mortality & expense charges			(253,911)
Net investment income (loss)			295,363

Gain (loss) on investments:
Net realized gain (loss)			3,243,348
Realized gain distributions			593,205
Net change in unrealized appreciation (depreciation)			(2,117,117)
Net gain (loss)			1,719,436

Increase (decrease) in net assets from operations			$2,014,799

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$295,363	$(74,960)
Net realized gain (loss)		3,243,348	(38,963)
Realized gain distributions		593,205	1,929,888
Net change in unrealized appreciation (depreciation)		(2,117,117)	2,410,162

Increase (decrease) in net assets from operations		2,014,799	4,226,127

Contract owner transactions:
Proceeds from units sold		3,141,802	5,651,892
Cost of units redeemed		(27,986,103)	(7,688,113)
Account charges		(16,509)	(22,677)
Increase (decrease)		(24,860,810)	(2,058,898)
Net increase (decrease)		(22,846,011)	2,167,229
Net assets, beginning		39,509,042	37,341,813
Net assets, ending		$16,663,031	$39,509,042

Units sold		1,094,738	2,531,468
Units redeemed		(9,921,254)	(3,413,389)
Net increase (decrease)		(8,826,516)	(881,921)
Units outstanding, beginning		14,361,859	15,243,780
Units outstanding, ending		5,535,343	14,361,859

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$98,301,518
Cost of units redeemed/account charges			(101,565,380)
Net investment income (loss)			1,923,276
Net realized gain (loss)			6,810,201
Realized gain distributions			9,908,240
Net change in unrealized appreciation (depreciation)			1,285,176
Net assets			$16,663,031

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.01	5,535	$16,663	1.25%	9.4%	12/31/2021	$3.11	0	$0	1.00%	9.7%	12/31/2021	$3.21	0	$0	0.75%	10.0%
12/31/2020	2.75	14,362	39,509	1.25%	12.4%	12/31/2020	2.83	0	0	1.00%	12.7%	12/31/2020	2.92	0	0	0.75%	13.0%
12/31/2019	2.45	15,105	36,954	1.25%	18.5%	12/31/2019	2.51	0	0	1.00%	18.8%	12/31/2019	2.58	0	0	0.75%	19.1%
12/31/2018	2.06	14,235	29,383	1.25%	-7.3%	12/31/2018	2.11	0	0	1.00%	-7.0%	12/31/2018	2.17	0	0	0.75%	-6.8%
12/31/2017	2.23	17,662	39,316	1.25%	13.3%	12/31/2017	2.27	0	0	1.00%	13.6%	12/31/2017	2.32	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.31	0	$0	0.50%	10.3%	12/31/2021	$3.42	0	$0	0.25%	10.5%	12/31/2021	$3.53	0	$0	0.00%	10.8%
12/31/2020	3.00	0	0	0.50%	13.3%	12/31/2020	3.09	0	0	0.25%	13.6%	12/31/2020	3.18	0	0	0.00%	13.9%
12/31/2019	2.65	0	0	0.50%	19.4%	12/31/2019	2.72	0	0	0.25%	19.7%	12/31/2019	2.80	139	388	0.00%	20.0%
12/31/2018	2.22	0	0	0.50%	-6.6%	12/31/2018	2.27	0	0	0.25%	-6.3%	12/31/2018	2.33	118	275	0.00%	-6.1%
12/31/2017	2.38	0	0	0.50%	14.1%	12/31/2017	2.43	0	0	0.25%	14.4%	12/31/2017	2.48	110	273	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	1.0%
2019	1.6%
2018	2.1%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2040 Portfolio A Class - 06-407

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,378,128	$11,940,592	911,329
Receivables: investments sold	9,298
Payables: investments purchased	-
Net assets	$13,387,426

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,900,214	3,461,147	$3.15
Band 100	2,487,212	765,164	3.25
Band 75	-	-	3.36
Band 50	-	-	3.46
Band 25	-	-	3.57
Band 0	-	-	3.69
Total	$13,387,426	4,226,311

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$455,099
Mortality & expense charges			(180,291)
Net investment income (loss)			274,808

Gain (loss) on investments:
Net realized gain (loss)			917,568
Realized gain distributions			526,509
Net change in unrealized appreciation (depreciation)			(259,173)
Net gain (loss)			1,184,904

Increase (decrease) in net assets from operations			$1,459,712

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$274,808	$(73,280)
Net realized gain (loss)		917,568	464,456
Realized gain distributions		526,509	767,779
Net change in unrealized appreciation (depreciation)		(259,173)	708,245

Increase (decrease) in net assets from operations		1,459,712	1,867,200

Contract owner transactions:
Proceeds from units sold		1,770,722	2,201,722
Cost of units redeemed		(5,033,576)	(6,642,020)
Account charges		(9,324)	(12,795)
Increase (decrease)		(3,272,178)	(4,453,093)
Net increase (decrease)		(1,812,466)	(2,585,893)
Net assets, beginning		15,199,892	17,785,785
Net assets, ending		$13,387,426	$15,199,892

Units sold		624,729	907,757
Units redeemed		(1,674,275)	(2,641,448)
Net increase (decrease)		(1,049,546)	(1,733,691)
Units outstanding, beginning		5,275,857	7,009,548
Units outstanding, ending		4,226,311	5,275,857

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$69,798,912
Cost of units redeemed/account charges			(72,518,015)
Net investment income (loss)			1,048,109
Net realized gain (loss)			6,816,352
Realized gain distributions			6,804,532
Net change in unrealized appreciation (depreciation)			1,437,536
Net assets			$13,387,426

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.15	3,461	$10,900	1.25%	9.8%	12/31/2021	$3.25	765	$2,487	1.00%	10.1%	12/31/2021	$3.36	0	$0	0.75%	10.3%
12/31/2020	2.87	4,489	12,877	1.25%	13.4%	12/31/2020	2.95	787	2,323	1.00%	13.7%	12/31/2020	3.04	0	0	0.75%	14.0%
12/31/2019	2.53	6,194	15,668	1.25%	19.5%	12/31/2019	2.60	815	2,118	1.00%	19.8%	12/31/2019	2.67	0	0	0.75%	20.1%
12/31/2018	2.12	7,201	15,239	1.25%	-7.9%	12/31/2018	2.17	877	1,902	1.00%	-7.7%	12/31/2018	2.22	0	0	0.75%	-7.5%
12/31/2017	2.30	11,812	27,152	1.25%	14.4%	12/31/2017	2.35	1,044	2,451	1.00%	14.6%	12/31/2017	2.40	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.46	0	$0	0.50%	10.6%	12/31/2021	$3.57	0	$0	0.25%	10.9%	12/31/2021	$3.69	0	$0	0.00%	11.2%
12/31/2020	3.13	0	0	0.50%	14.3%	12/31/2020	3.22	0	0	0.25%	14.5%	12/31/2020	3.32	0	0	0.00%	14.8%
12/31/2019	2.74	0	0	0.50%	20.4%	12/31/2019	2.81	0	0	0.25%	20.7%	12/31/2019	2.89	0	0	0.00%	21.0%
12/31/2018	2.28	0	0	0.50%	-7.2%	12/31/2018	2.33	0	0	0.25%	-7.0%	12/31/2018	2.39	197	471	0.00%	-6.8%
12/31/2017	2.45	0	0	0.50%	15.2%	12/31/2017	2.51	0	0	0.25%	15.5%	12/31/2017	2.56	205	526	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.2%
2020	0.6%
2019	1.2%
2018	1.7%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2040 Portfolio Investor Class - 06-417

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,285,897	$13,045,161	973,353
Receivables: investments sold	12,671
Payables: investments purchased	-
Net assets	$14,298,568

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,298,568	4,401,775	$3.25
Band 100	-	-	3.35
Band 75	-	-	3.46
Band 50	-	-	3.57
Band 25	-	-	3.69
Band 0	-	-	3.81
Total	$14,298,568	4,401,775

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$520,729
Mortality & expense charges			(195,661)
Net investment income (loss)			325,068

Gain (loss) on investments:
Net realized gain (loss)			2,972,577
Realized gain distributions			561,068
Net change in unrealized appreciation (depreciation)			(2,153,936)
Net gain (loss)			1,379,709

Increase (decrease) in net assets from operations			$1,704,777

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$325,068	$(73,095)
Net realized gain (loss)		2,972,577	118,357
Realized gain distributions		561,068	1,621,423
Net change in unrealized appreciation (depreciation)		(2,153,936)	2,115,786

Increase (decrease) in net assets from operations		1,704,777	3,782,471

Contract owner transactions:
Proceeds from units sold		2,410,483	4,852,200
Cost of units redeemed		(21,815,641)	(7,163,501)
Account charges		(13,952)	(21,931)
Increase (decrease)		(19,419,110)	(2,333,232)
Net increase (decrease)		(17,714,333)	1,449,239
Net assets, beginning		32,012,901	30,563,662
Net assets, ending		$14,298,568	$32,012,901

Units sold		795,668	1,982,405
Units redeemed		(7,241,315)	(2,907,309)
Net increase (decrease)		(6,445,647)	(924,904)
Units outstanding, beginning		10,847,422	11,772,326
Units outstanding, ending		4,401,775	10,847,422

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$92,814,836
Cost of units redeemed/account charges			(99,582,440)
Net investment income (loss)			2,109,019
Net realized gain (loss)			7,971,935
Realized gain distributions			9,744,482
Net change in unrealized appreciation (depreciation)			1,240,736
Net assets			$14,298,568

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.25	4,402	$14,299	1.25%	10.1%	12/31/2021	$3.35	0	$0	1.00%	10.3%	12/31/2021	$3.46	0	$0	0.75%	10.6%
12/31/2020	2.95	10,847	32,013	1.25%	13.7%	12/31/2020	3.04	0	0	1.00%	14.0%	12/31/2020	3.13	0	0	0.75%	14.2%
12/31/2019	2.60	11,767	30,548	1.25%	19.8%	12/31/2019	2.67	0	0	1.00%	20.1%	12/31/2019	2.74	0	0	0.75%	20.4%
12/31/2018	2.17	12,635	27,377	1.25%	-7.7%	12/31/2018	2.22	0	0	1.00%	-7.5%	12/31/2018	2.27	0	0	0.75%	-7.2%
12/31/2017	2.35	17,797	41,777	1.25%	14.6%	12/31/2017	2.40	0	0	1.00%	14.9%	12/31/2017	2.45	0	0	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.57	0	$0	0.50%	10.9%	12/31/2021	$3.69	0	$0	0.25%	11.2%	12/31/2021	$3.81	0	$0	0.00%	11.5%
12/31/2020	3.22	0	0	0.50%	14.5%	12/31/2020	3.32	0	0	0.25%	14.8%	12/31/2020	3.41	0	0	0.00%	15.1%
12/31/2019	2.81	0	0	0.50%	20.7%	12/31/2019	2.89	0	0	0.25%	21.0%	12/31/2019	2.97	5	16	0.00%	21.3%
12/31/2018	2.33	0	0	0.50%	-7.0%	12/31/2018	2.39	0	0	0.25%	-6.8%	12/31/2018	2.45	1	2	0.00%	-6.5%
12/31/2017	2.51	0	0	0.50%	15.5%	12/31/2017	2.56	0	0	0.25%	15.8%	12/31/2017	2.62	11	29	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	0.9%
2019	1.5%
2018	2.0%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2045 Portfolio A Class - 06-408

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,405,123	$10,977,626	657,777
Receivables: investments sold	567
Payables: investments purchased	-
Net assets	$12,405,690

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,180,961	3,341,062	$3.35
Band 100	1,224,729	354,559	3.45
Band 75	-	-	3.57
Band 50	-	-	3.68
Band 25	-	-	3.80
Band 0	-	-	3.92
Total	$12,405,690	3,695,621

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$376,405
Mortality & expense charges			(163,145)
Net investment income (loss)			213,260

Gain (loss) on investments:
Net realized gain (loss)			751,370
Realized gain distributions			464,063
Net change in unrealized appreciation (depreciation)			(39,712)
Net gain (loss)			1,175,721

Increase (decrease) in net assets from operations			$1,388,981

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$213,260	$(81,937)
Net realized gain (loss)		751,370	301,820
Realized gain distributions		464,063	668,068
Net change in unrealized appreciation (depreciation)		(39,712)	796,237

Increase (decrease) in net assets from operations		1,388,981	1,684,188

Contract owner transactions:
Proceeds from units sold		1,917,853	2,235,587
Cost of units redeemed		(3,909,394)	(6,068,439)
Account charges		(12,089)	(13,061)
Increase (decrease)		(2,003,630)	(3,845,913)
Net increase (decrease)		(614,649)	(2,161,725)
Net assets, beginning		13,020,339	15,182,064
Net assets, ending		$12,405,690	$13,020,339

Units sold		649,478	927,280
Units redeemed		(1,247,889)	(2,373,165)
Net increase (decrease)		(598,411)	(1,445,885)
Units outstanding, beginning		4,294,032	5,739,917
Units outstanding, ending		3,695,621	4,294,032

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$52,577,460
Cost of units redeemed/account charges			(51,829,712)
Net investment income (loss)			662,337
Net realized gain (loss)			4,087,955
Realized gain distributions			5,480,153
Net change in unrealized appreciation (depreciation)			1,427,497
Net assets			$12,405,690

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.35	3,341	$11,181	1.25%	10.6%	12/31/2021	$3.45	355	$1,225	1.00%	10.9%	12/31/2021	$3.57	0	$0	0.75%	11.2%
12/31/2020	3.02	3,944	11,931	1.25%	14.6%	12/31/2020	3.11	350	1,089	1.00%	14.9%	12/31/2020	3.21	0	0	0.75%	15.2%
12/31/2019	2.64	5,276	13,924	1.25%	20.9%	12/31/2019	2.71	464	1,258	1.00%	21.2%	12/31/2019	2.78	0	0	0.75%	21.5%
12/31/2018	2.18	5,901	12,882	1.25%	-8.5%	12/31/2018	2.24	529	1,183	1.00%	-8.3%	12/31/2018	2.29	0	0	0.75%	-8.1%
12/31/2017	2.39	7,524	17,962	1.25%	15.8%	12/31/2017	2.44	638	1,556	1.00%	16.1%	12/31/2017	2.49	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.68	0	$0	0.50%	11.5%	12/31/2021	$3.80	0	$0	0.25%	11.7%	12/31/2021	$3.92	0	$0	0.00%	12.0%
12/31/2020	3.30	0	0	0.50%	15.5%	12/31/2020	3.40	0	0	0.25%	15.8%	12/31/2020	3.50	0	0	0.00%	16.1%
12/31/2019	2.86	0	0	0.50%	21.8%	12/31/2019	2.94	0	0	0.25%	22.1%	12/31/2019	3.02	0	0	0.00%	22.4%
12/31/2018	2.35	0	0	0.50%	-7.9%	12/31/2018	2.40	0	0	0.25%	-7.6%	12/31/2018	2.46	219	539	0.00%	-7.4%
12/31/2017	2.55	0	0	0.50%	16.6%	12/31/2017	2.60	0	0	0.25%	16.9%	12/31/2017	2.66	190	505	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.0%
2020	0.5%
2019	1.0%
2018	1.8%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2045 Portfolio Investor Class - 06-418

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,426,818	$11,178,365	659,487
Receivables: investments sold	17,714
Payables: investments purchased	-
Net assets	$12,444,532

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,444,532	3,597,958	$3.46
Band 100	-	-	3.57
Band 75	-	-	3.68
Band 50	-	-	3.80
Band 25	-	-	3.93
Band 0	-	-	4.05
Total	$12,444,532	3,597,958

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$407,302
Mortality & expense charges			(178,426)
Net investment income (loss)			228,876

Gain (loss) on investments:
Net realized gain (loss)			2,467,493
Realized gain distributions			463,836
Net change in unrealized appreciation (depreciation)			(1,502,072)
Net gain (loss)			1,429,257

Increase (decrease) in net assets from operations			$1,658,133

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$228,876	$(90,384)
Net realized gain (loss)		2,467,493	47,731
Realized gain distributions		463,836	1,341,823
Net change in unrealized appreciation (depreciation)		(1,502,072)	2,052,071

Increase (decrease) in net assets from operations		1,658,133	3,351,241

Contract owner transactions:
Proceeds from units sold		2,198,379	4,358,419
Cost of units redeemed		(17,492,838)	(6,682,611)
Account charges		(11,294)	(19,592)
Increase (decrease)		(15,305,753)	(2,343,784)
Net increase (decrease)		(13,647,620)	1,007,457
Net assets, beginning		26,092,152	25,084,695
Net assets, ending		$12,444,532	$26,092,152

Units sold		669,627	1,685,054
Units redeemed		(5,438,268)	(2,558,215)
Net increase (decrease)		(4,768,641)	(873,161)
Units outstanding, beginning		8,366,599	9,239,760
Units outstanding, ending		3,597,958	8,366,599

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$67,993,500
Cost of units redeemed/account charges			(70,697,389)
Net investment income (loss)			1,166,683
Net realized gain (loss)			5,242,824
Realized gain distributions			7,490,461
Net change in unrealized appreciation (depreciation)			1,248,453
Net assets			$12,444,532

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.46	3,598	$12,445	1.25%	10.9%	12/31/2021	$3.57	0	$0	1.00%	11.2%	12/31/2021	$3.68	0	$0	0.75%	11.5%
12/31/2020	3.12	8,367	26,092	1.25%	15.0%	12/31/2020	3.21	0	0	1.00%	15.2%	12/31/2020	3.31	0	0	0.75%	15.5%
12/31/2019	2.71	9,190	24,930	1.25%	21.2%	12/31/2019	2.79	0	0	1.00%	21.5%	12/31/2019	2.86	0	0	0.75%	21.8%
12/31/2018	2.24	9,137	20,450	1.25%	-8.3%	12/31/2018	2.29	0	0	1.00%	-8.1%	12/31/2018	2.35	0	0	0.75%	-7.9%
12/31/2017	2.44	11,138	27,192	1.25%	16.1%	12/31/2017	2.49	0	0	1.00%	16.3%	12/31/2017	2.55	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.80	0	$0	0.50%	11.7%	12/31/2021	$3.93	0	$0	0.25%	12.0%	12/31/2021	$4.05	0	$0	0.00%	12.3%
12/31/2020	3.40	0	0	0.50%	15.8%	12/31/2020	3.50	0	0	0.25%	16.1%	12/31/2020	3.61	0	0	0.00%	16.4%
12/31/2019	2.94	0	0	0.50%	22.1%	12/31/2019	3.02	0	0	0.25%	22.4%	12/31/2019	3.10	50	155	0.00%	22.7%
12/31/2018	2.41	0	0	0.50%	-7.6%	12/31/2018	2.47	0	0	0.25%	-7.4%	12/31/2018	2.53	40	102	0.00%	-7.2%
12/31/2017	2.61	0	0	0.50%	16.9%	12/31/2017	2.66	0	0	0.25%	17.2%	12/31/2017	2.72	33	89	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	0.8%
2019	1.4%
2018	2.0%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2050 Portfolio A Class - 06-409

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,491,609	$9,178,538	664,240
Receivables: investments sold	16,683
Payables: investments purchased	-
Net assets	$10,508,292

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,925,479	2,831,075	$3.51
Band 100	582,813	161,052	3.62
Band 75	-	-	3.74
Band 50	-	-	3.86
Band 25	-	-	3.98
Band 0	-	-	4.11
Total	$10,508,292	2,992,127

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$366,704
Mortality & expense charges			(135,613)
Net investment income (loss)			231,091

Gain (loss) on investments:
Net realized gain (loss)			658,721
Realized gain distributions			344,285
Net change in unrealized appreciation (depreciation)			(3,698)
Net gain (loss)			999,308

Increase (decrease) in net assets from operations			$1,230,399

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$231,091	$(61,231)
Net realized gain (loss)		658,721	285,511
Realized gain distributions		344,285	562,412
Net change in unrealized appreciation (depreciation)		(3,698)	722,194

Increase (decrease) in net assets from operations		1,230,399	1,508,886

Contract owner transactions:
Proceeds from units sold		2,176,135	2,016,602
Cost of units redeemed		(3,445,018)	(4,536,462)
Account charges		(9,762)	(13,803)
Increase (decrease)		(1,278,645)	(2,533,663)
Net increase (decrease)		(48,246)	(1,024,777)
Net assets, beginning		10,556,538	11,581,315
Net assets, ending		$10,508,292	$10,556,538

Units sold		722,988	760,285
Units redeemed		(1,086,507)	(1,665,941)
Net increase (decrease)		(363,519)	(905,656)
Units outstanding, beginning		3,355,646	4,261,302
Units outstanding, ending		2,992,127	3,355,646

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$42,978,897
Cost of units redeemed/account charges			(41,421,522)
Net investment income (loss)			525,106
Net realized gain (loss)			3,269,336
Realized gain distributions			3,843,404
Net change in unrealized appreciation (depreciation)			1,313,071
Net assets			$10,508,292

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.51	2,831	$9,925	1.25%	11.6%	12/31/2021	$3.62	161	$583	1.00%	11.9%	12/31/2021	$3.74	0	$0	0.75%	12.2%
12/31/2020	3.14	3,193	10,030	1.25%	15.8%	12/31/2020	3.23	163	526	1.00%	16.0%	12/31/2020	3.33	0	0	0.75%	16.3%
12/31/2019	2.71	4,032	10,941	1.25%	22.2%	12/31/2019	2.79	230	640	1.00%	22.5%	12/31/2019	2.86	0	0	0.75%	22.8%
12/31/2018	2.22	4,437	9,852	1.25%	-9.0%	12/31/2018	2.27	253	575	1.00%	-8.8%	12/31/2018	2.33	0	0	0.75%	-8.6%
12/31/2017	2.44	5,488	13,397	1.25%	16.7%	12/31/2017	2.49	275	685	1.00%	17.0%	12/31/2017	2.55	0	0	0.75%	17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.86	0	$0	0.50%	12.4%	12/31/2021	$3.98	0	$0	0.25%	12.7%	12/31/2021	$4.11	0	$0	0.00%	13.0%
12/31/2020	3.43	0	0	0.50%	16.6%	12/31/2020	3.53	0	0	0.25%	16.9%	12/31/2020	3.63	0	0	0.00%	17.2%
12/31/2019	2.94	0	0	0.50%	23.1%	12/31/2019	3.02	0	0	0.25%	23.5%	12/31/2019	3.10	0	0	0.00%	23.8%
12/31/2018	2.39	0	0	0.50%	-8.3%	12/31/2018	2.45	0	0	0.25%	-8.1%	12/31/2018	2.51	75	187	0.00%	-7.9%
12/31/2017	2.60	0	0	0.50%	17.6%	12/31/2017	2.66	0	0	0.25%	17.9%	12/31/2017	2.72	118	322	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.5%
2020	0.5%
2019	1.1%
2018	1.8%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2050 Portfolio Investor Class - 06-419

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,932,321	$8,852,863	628,822
Receivables: investments sold	15,644
Payables: investments purchased	-
Net assets	$9,947,965

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,947,965	2,750,616	$3.62
Band 100	-	-	3.73
Band 75	-	-	3.85
Band 50	-	-	3.98
Band 25	-	-	4.10
Band 0	-	-	4.24
Total	$9,947,965	2,750,616

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$372,894
Mortality & expense charges			(129,979)
Net investment income (loss)			242,915

Gain (loss) on investments:
Net realized gain (loss)			2,145,665
Realized gain distributions			326,721
Net change in unrealized appreciation (depreciation)			(1,389,926)
Net gain (loss)			1,082,460

Increase (decrease) in net assets from operations			$1,325,375

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$242,915	$(59,882)
Net realized gain (loss)		2,145,665	(192,159)
Realized gain distributions		326,721	1,080,417
Net change in unrealized appreciation (depreciation)		(1,389,926)	1,796,768

Increase (decrease) in net assets from operations		1,325,375	2,625,144

Contract owner transactions:
Proceeds from units sold		2,337,811	3,987,276
Cost of units redeemed		(14,061,943)	(5,003,128)
Account charges		(10,802)	(18,128)
Increase (decrease)		(11,734,934)	(1,033,980)
Net increase (decrease)		(10,409,559)	1,591,164
Net assets, beginning		20,357,524	18,766,360
Net assets, ending		$9,947,965	$20,357,524

Units sold		676,823	1,517,394
Units redeemed		(4,228,192)	(1,947,434)
Net increase (decrease)		(3,551,369)	(430,040)
Units outstanding, beginning		6,301,985	6,732,025
Units outstanding, ending		2,750,616	6,301,985

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$59,220,651
Cost of units redeemed/account charges			(62,113,103)
Net investment income (loss)			1,144,171
Net realized gain (loss)			4,928,458
Realized gain distributions			5,688,330
Net change in unrealized appreciation (depreciation)			1,079,458
Net assets			$9,947,965

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.62	2,751	$9,948	1.25%	12.0%	12/31/2021	$3.73	0	$0	1.00%	12.2%	12/31/2021	$3.85	0	$0	0.75%	12.5%
12/31/2020	3.23	6,302	20,358	1.25%	16.0%	12/31/2020	3.33	0	0	1.00%	16.3%	12/31/2020	3.42	0	0	0.75%	16.6%
12/31/2019	2.79	6,695	18,647	1.25%	22.5%	12/31/2019	2.86	0	0	1.00%	22.8%	12/31/2019	2.94	0	0	0.75%	23.1%
12/31/2018	2.27	6,908	15,703	1.25%	-8.9%	12/31/2018	2.33	0	0	1.00%	-8.6%	12/31/2018	2.39	0	0	0.75%	-8.4%
12/31/2017	2.49	8,674	21,639	1.25%	17.1%	12/31/2017	2.55	0	0	1.00%	17.4%	12/31/2017	2.60	0	0	0.75%	17.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.98	0	$0	0.50%	12.8%	12/31/2021	$4.10	0	$0	0.25%	13.1%	12/31/2021	$4.24	0	$0	0.00%	13.4%
12/31/2020	3.53	0	0	0.50%	16.8%	12/31/2020	3.63	0	0	0.25%	17.1%	12/31/2020	3.74	0	0	0.00%	17.4%
12/31/2019	3.02	0	0	0.50%	23.5%	12/31/2019	3.10	0	0	0.25%	23.8%	12/31/2019	3.18	37	119	0.00%	24.1%
12/31/2018	2.44	0	0	0.50%	-8.2%	12/31/2018	2.50	0	0	0.25%	-8.0%	12/31/2018	2.57	28	71	0.00%	-7.7%
12/31/2017	2.66	0	0	0.50%	18.0%	12/31/2017	2.72	0	0	0.25%	18.3%	12/31/2017	2.78	13	36	0.00%	18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	0.8%
2019	1.4%
2018	2.0%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2055 Portfolio A Class - 06-437

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,546,606	$3,987,487	257,235
Receivables: investments sold	3,882
Payables: investments purchased	-
Net assets	$4,550,488

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,510,216	1,895,361	$2.38
Band 100	40,272	16,475	2.44
Band 75	-	-	2.51
Band 50	-	-	2.58
Band 25	-	-	2.65
Band 0	-	-	2.72
Total	$4,550,488	1,911,836

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$157,426
Mortality & expense charges			(71,348)
Net investment income (loss)			86,078

Gain (loss) on investments:
Net realized gain (loss)			703,184
Realized gain distributions			148,173
Net change in unrealized appreciation (depreciation)			(233,182)
Net gain (loss)			618,175

Increase (decrease) in net assets from operations			$704,253

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$86,078	$(38,052)
Net realized gain (loss)		703,184	222,821
Realized gain distributions		148,173	242,575
Net change in unrealized appreciation (depreciation)		(233,182)	442,627

Increase (decrease) in net assets from operations		704,253	869,971

Contract owner transactions:
Proceeds from units sold		1,382,577	1,570,825
Cost of units redeemed		(3,379,274)	(3,279,268)
Account charges		(8,625)	(11,472)
Increase (decrease)		(2,005,322)	(1,719,915)
Net increase (decrease)		(1,301,069)	(849,944)
Net assets, beginning		5,851,557	6,701,501
Net assets, ending		$4,550,488	$5,851,557

Units sold		615,688	908,860
Units redeemed		(1,462,146)	(1,820,261)
Net increase (decrease)		(846,458)	(911,401)
Units outstanding, beginning		2,758,294	3,669,695
Units outstanding, ending		1,911,836	2,758,294

* Date of Fund Inception into Variable Account: 4 /1 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$21,677,227
Cost of units redeemed/account charges			(21,061,736)
Net investment income (loss)			145,540
Net realized gain (loss)			1,793,115
Realized gain distributions			1,437,223
Net change in unrealized appreciation (depreciation)			559,119
Net assets			$4,550,488

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.38	1,895	$4,510	1.25%	12.2%	12/31/2021	$2.44	16	$40	1.00%	12.5%	12/31/2021	$2.51	0	$0	0.75%	12.7%
12/31/2020	2.12	2,742	5,816	1.25%	16.2%	12/31/2020	2.17	17	36	1.00%	16.5%	12/31/2020	2.23	0	0	0.75%	16.7%
12/31/2019	1.83	3,653	6,671	1.25%	22.7%	12/31/2019	1.87	17	31	1.00%	23.0%	12/31/2019	1.91	0	0	0.75%	23.3%
12/31/2018	1.49	3,777	5,621	1.25%	-9.4%	12/31/2018	1.52	17	25	1.00%	-9.2%	12/31/2018	1.55	0	0	0.75%	-9.0%
12/31/2017	1.64	4,542	7,461	1.25%	17.3%	12/31/2017	1.67	17	28	1.00%	17.6%	12/31/2017	1.70	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.58	0	$0	0.50%	13.0%	12/31/2021	$2.65	0	$0	0.25%	13.3%	12/31/2021	$2.72	0	$0	0.00%	13.6%
12/31/2020	2.28	0	0	0.50%	17.0%	12/31/2020	2.34	0	0	0.25%	17.3%	12/31/2020	2.40	0	0	0.00%	17.6%
12/31/2019	1.95	0	0	0.50%	23.6%	12/31/2019	1.99	0	0	0.25%	23.9%	12/31/2019	2.04	0	0	0.00%	24.2%
12/31/2018	1.58	0	0	0.50%	-8.7%	12/31/2018	1.61	0	0	0.25%	-8.5%	12/31/2018	1.64	16	26	0.00%	-8.3%
12/31/2017	1.73	0	0	0.50%	18.2%	12/31/2017	1.76	0	0	0.25%	18.5%	12/31/2017	1.79	4	8	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.0%
2020	0.5%
2019	1.1%
2018	1.8%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Disciplined Growth Fund A Class - 06-697

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,329	$2,229	97
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$2,328

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,328	609	$3.82
Band 100	-	-	3.92
Band 75	-	-	4.01
Band 50	-	-	4.11
Band 25	-	-	4.21
Band 0	-	-	4.31
Total	$2,328	609

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(30)
Net investment income (loss)			(30)

Gain (loss) on investments:
Net realized gain (loss)			220
Realized gain distributions			419
Net change in unrealized appreciation (depreciation)			(101)
Net gain (loss)			538

Increase (decrease) in net assets from operations			$508

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(30)	$(19)
Net realized gain (loss)		220	2
Realized gain distributions		419	332
Net change in unrealized appreciation (depreciation)		(101)	132

Increase (decrease) in net assets from operations		508	447

Contract owner transactions:
Proceeds from units sold		484	500
Cost of units redeemed		(746)	(1)
Account charges		(9)	(7)
Increase (decrease)		(271)	492
Net increase (decrease)		237	939
Net assets, beginning		2,091	1,152
Net assets, ending		$2,328	$2,091

Units sold		139	188
Units redeemed		(197)	(3)
Net increase (decrease)		(58)	185
Units outstanding, beginning		667	482
Units outstanding, ending		609	667

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,518,407
Cost of units redeemed/account charges			(1,855,597)
Net investment income (loss)			(29,820)
Net realized gain (loss)			264,773
Realized gain distributions			104,465
Net change in unrealized appreciation (depreciation)			100
Net assets			$2,328

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.82	1	$2	1.25%	22.0%	12/31/2021	$3.92	0	$0	1.00%	22.3%	12/31/2021	$4.01	0	$0	0.75%	22.6%
12/31/2020	3.14	1	2	1.25%	31.1%	12/31/2020	3.20	0	0	1.00%	31.4%	12/31/2020	3.27	0	0	0.75%	31.8%
12/31/2019	2.39	0	1	1.25%	28.0%	12/31/2019	2.44	0	0	1.00%	28.4%	12/31/2019	2.48	0	0	0.75%	28.7%
12/31/2018	1.87	3	6	1.25%	-7.0%	12/31/2018	1.90	0	0	1.00%	-6.8%	12/31/2018	1.93	0	0	0.75%	-6.5%
12/31/2017	2.01	239	480	1.25%	24.2%	12/31/2017	2.04	0	0	1.00%	24.5%	12/31/2017	2.07	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.11	0	$0	0.50%	22.9%	12/31/2021	$4.21	0	$0	0.25%	23.2%	12/31/2021	$4.31	0	$0	0.00%	23.5%
12/31/2020	3.35	0	0	0.50%	32.1%	12/31/2020	3.42	0	0	0.25%	32.4%	12/31/2020	3.49	0	0	0.00%	32.8%
12/31/2019	2.53	0	0	0.50%	29.0%	12/31/2019	2.58	0	0	0.25%	29.3%	12/31/2019	2.63	0	0	0.00%	29.7%
12/31/2018	1.96	0	0	0.50%	-6.3%	12/31/2018	2.00	0	0	0.25%	-6.1%	12/31/2018	2.03	0	0	0.00%	-5.8%
12/31/2017	2.09	0	0	0.50%	25.1%	12/31/2017	2.12	0	0	0.25%	25.4%	12/31/2017	2.15	0	0	0.00%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2060 Portfolio A Class - 06-CKR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,520,309	$2,232,849	155,462
Receivables: investments sold	2,852
Payables: investments purchased	-
Net assets	$2,523,161

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,523,161	1,382,100	$1.83
Band 100	-	-	1.85
Band 75	-	-	1.88
Band 50	-	-	1.90
Band 25	-	-	1.93
Band 0	-	-	1.96
Total	$2,523,161	1,382,100

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$96,091
Mortality & expense charges			(34,093)
Net investment income (loss)			61,998

Gain (loss) on investments:
Net realized gain (loss)			272,906
Realized gain distributions			49,463
Net change in unrealized appreciation (depreciation)			(56,540)
Net gain (loss)			265,829

Increase (decrease) in net assets from operations			$327,827

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$61,998	$(8,746)
Net realized gain (loss)		272,906	22,722
Realized gain distributions		49,463	56,631
Net change in unrealized appreciation (depreciation)		(56,540)	279,682

Increase (decrease) in net assets from operations		327,827	350,289

Contract owner transactions:
Proceeds from units sold		1,080,792	998,769
Cost of units redeemed		(1,273,056)	(597,517)
Account charges		(6,084)	(7,648)
Increase (decrease)		(198,348)	393,604
Net increase (decrease)		129,479	743,893
Net assets, beginning		2,393,682	1,649,789
Net assets, ending		$2,523,161	$2,393,682

Units sold		628,295	736,403
Units redeemed		(722,696)	(443,874)
Net increase (decrease)		(94,401)	292,529
Units outstanding, beginning		1,476,501	1,183,972
Units outstanding, ending		1,382,100	1,476,501

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,077,619
Cost of units redeemed/account charges			(3,468,349)
Net investment income (loss)			67,526
Net realized gain (loss)			362,308
Realized gain distributions			196,597
Net change in unrealized appreciation (depreciation)			287,460
Net assets			$2,523,161

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	1,382	$2,523	1.25%	12.6%	12/31/2021	$1.85	0	$0	1.00%	12.9%	12/31/2021	$1.88	0	$0	0.75%	13.2%
12/31/2020	1.62	1,477	2,394	1.25%	16.3%	12/31/2020	1.64	0	0	1.00%	16.6%	12/31/2020	1.66	0	0	0.75%	16.9%
12/31/2019	1.39	1,184	1,650	1.25%	23.1%	12/31/2019	1.41	0	0	1.00%	23.4%	12/31/2019	1.42	0	0	0.75%	23.7%
12/31/2018	1.13	765	866	1.25%	-9.6%	12/31/2018	1.14	0	0	1.00%	-9.4%	12/31/2018	1.15	0	0	0.75%	-9.1%
12/31/2017	1.25	516	645	1.25%	17.5%	12/31/2017	1.26	0	0	1.00%	17.8%	12/31/2017	1.26	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.90	0	$0	0.50%	13.5%	12/31/2021	$1.93	0	$0	0.25%	13.7%	12/31/2021	$1.96	0	$0	0.00%	14.0%
12/31/2020	1.68	0	0	0.50%	17.2%	12/31/2020	1.70	0	0	0.25%	17.5%	12/31/2020	1.72	0	0	0.00%	17.8%
12/31/2019	1.43	0	0	0.50%	24.1%	12/31/2019	1.44	0	0	0.25%	24.4%	12/31/2019	1.46	0	0	0.00%	24.7%
12/31/2018	1.15	0	0	0.50%	-8.9%	12/31/2018	1.16	0	0	0.25%	-8.7%	12/31/2018	1.17	0	0	0.00%	-8.4%
12/31/2017	1.27	0	0	0.50%	18.4%	12/31/2017	1.27	0	0	0.25%	18.7%	12/31/2017	1.28	0	0	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.9%
2020	0.7%
2019	1.4%
2018	2.4%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2060 Portfolio Investor Class - 06-CKT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,270,140	$2,864,351	202,135
Receivables: investments sold	12,547
Payables: investments purchased	-
Net assets	$3,282,687

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,282,687	1,771,957	$1.85
Band 100	-	-	1.88
Band 75	-	-	1.91
Band 50	-	-	1.93
Band 25	-	-	1.96
Band 0	-	-	1.99
Total	$3,282,687	1,771,957

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$132,737
Mortality & expense charges			(35,847)
Net investment income (loss)			96,890

Gain (loss) on investments:
Net realized gain (loss)			460,208
Realized gain distributions			64,124
Net change in unrealized appreciation (depreciation)			(266,652)
Net gain (loss)			257,680

Increase (decrease) in net assets from operations			$354,570

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$96,890	$(5,710)
Net realized gain (loss)		460,208	2,802
Realized gain distributions		64,124	100,157
Net change in unrealized appreciation (depreciation)		(266,652)	566,114

Increase (decrease) in net assets from operations		354,570	663,363

Contract owner transactions:
Proceeds from units sold		1,434,640	2,137,612
Cost of units redeemed		(2,754,124)	(1,171,889)
Account charges		(9,088)	(16,620)
Increase (decrease)		(1,328,572)	949,103
Net increase (decrease)		(974,002)	1,612,466
Net assets, beginning		4,256,689	2,644,223
Net assets, ending		$3,282,687	$4,256,689

Units sold		823,825	1,593,391
Units redeemed		(1,647,416)	(877,590)
Net increase (decrease)		(823,591)	715,801
Units outstanding, beginning		2,595,548	1,879,747
Units outstanding, ending		1,771,957	2,595,548

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,812,631
Cost of units redeemed/account charges			(5,884,254)
Net investment income (loss)			127,361
Net realized gain (loss)			510,486
Realized gain distributions			310,674
Net change in unrealized appreciation (depreciation)			405,789
Net assets			$3,282,687

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	1,772	$3,283	1.25%	13.0%	12/31/2021	$1.88	0	$0	1.00%	13.2%	12/31/2021	$1.91	0	$0	0.75%	13.5%
12/31/2020	1.64	2,596	4,257	1.25%	16.6%	12/31/2020	1.66	0	0	1.00%	16.9%	12/31/2020	1.68	0	0	0.75%	17.2%
12/31/2019	1.41	1,862	2,619	1.25%	23.3%	12/31/2019	1.42	0	0	1.00%	23.6%	12/31/2019	1.43	0	0	0.75%	23.9%
12/31/2018	1.14	1,320	1,505	1.25%	-9.3%	12/31/2018	1.15	0	0	1.00%	-9.0%	12/31/2018	1.16	0	0	0.75%	-8.8%
12/31/2017	1.26	533	669	1.25%	17.8%	12/31/2017	1.26	0	0	1.00%	18.1%	12/31/2017	1.27	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	0	$0	0.50%	13.8%	12/31/2021	$1.96	0	$0	0.25%	14.1%	12/31/2021	$1.99	0	$0	0.00%	14.4%
12/31/2020	1.70	0	0	0.50%	17.5%	12/31/2020	1.72	0	0	0.25%	17.8%	12/31/2020	1.74	0	0	0.00%	18.1%
12/31/2019	1.44	0	0	0.50%	24.3%	12/31/2019	1.46	0	0	0.25%	24.6%	12/31/2019	1.47	17	25	0.00%	24.9%
12/31/2018	1.16	0	0	0.50%	-8.6%	12/31/2018	1.17	0	0	0.25%	-8.4%	12/31/2018	1.18	6	7	0.00%	-8.1%
12/31/2017	1.27	0	0	0.50%	18.7%	12/31/2017	1.28	0	0	0.25%	19.0%	12/31/2017	1.28	1	1	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.5%
2020	1.0%
2019	1.7%
2018	3.2%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Emerging Markets Fund R6 Class - 06-CPK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,873,057	$13,075,159	945,486
Receivables: investments sold	571,767
Payables: investments purchased	-
Net assets	$13,444,824

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,444,824	8,523,062	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$13,444,824	8,523,062

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,697
Mortality & expense charges			(53,731)
Net investment income (loss)			(40,034)

Gain (loss) on investments:
Net realized gain (loss)			138,082
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(625,934)
Net gain (loss)			(487,852)

Increase (decrease) in net assets from operations			$(527,886)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(40,034)	$2,228
Net realized gain (loss)		138,082	17,558
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(625,934)	310,645

Increase (decrease) in net assets from operations		(527,886)	330,431

Contract owner transactions:
Proceeds from units sold		13,296,883	269,963
Cost of units redeemed		(869,688)	(265,784)
Account charges		(12,946)	(2,451)
Increase (decrease)		12,414,249	1,728
Net increase (decrease)		11,886,363	332,159
Net assets, beginning		1,558,461	1,226,302
Net assets, ending		$13,444,824	$1,558,461

Units sold		8,155,925	207,735
Units redeemed		(553,069)	(184,040)
Net increase (decrease)		7,602,856	23,695
Units outstanding, beginning		920,206	896,511
Units outstanding, ending		8,523,062	920,206

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,995,689
Cost of units redeemed/account charges			(1,454,457)
Net investment income (loss)			(43,271)
Net realized gain (loss)			148,149
Realized gain distributions			816
Net change in unrealized appreciation (depreciation)			(202,102)
Net assets			$13,444,824

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	8,523	$13,445	1.25%	-6.9%	12/31/2021	$1.60	0	$0	1.00%	-6.6%	12/31/2021	$1.62	0	$0	0.75%	-6.4%
12/31/2020	1.69	920	1,558	1.25%	23.8%	12/31/2020	1.71	0	0	1.00%	24.1%	12/31/2020	1.73	0	0	0.75%	24.4%
12/31/2019	1.37	897	1,226	1.25%	21.0%	12/31/2019	1.38	0	0	1.00%	21.3%	12/31/2019	1.39	0	0	0.75%	21.6%
12/31/2018	1.13	579	655	1.25%	-19.9%	12/31/2018	1.14	0	0	1.00%	-19.7%	12/31/2018	1.14	0	0	0.75%	-19.5%
12/31/2017	1.41	106	149	1.25%	44.5%	12/31/2017	1.42	0	0	1.00%	44.9%	12/31/2017	1.42	0	0	0.75%	45.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	0	$0	0.50%	-6.2%	12/31/2021	$1.66	0	$0	0.25%	-5.9%	12/31/2021	$1.68	0	$0	0.00%	-5.7%
12/31/2020	1.75	0	0	0.50%	24.7%	12/31/2020	1.76	0	0	0.25%	25.1%	12/31/2020	1.78	0	0	0.00%	25.4%
12/31/2019	1.40	0	0	0.50%	21.9%	12/31/2019	1.41	0	0	0.25%	22.2%	12/31/2019	1.42	0	0	0.00%	22.5%
12/31/2018	1.15	0	0	0.50%	-19.3%	12/31/2018	1.15	0	0	0.25%	-19.1%	12/31/2018	1.16	0	0	0.00%	-18.9%
12/31/2017	1.42	0	0	0.50%	45.6%	12/31/2017	1.43	0	0	0.25%	46.0%	12/31/2017	1.43	0	0	0.00%	46.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	1.3%
2019	1.0%
2018	0.3%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Income Fund R6 Class - 06-CPM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,682,692	$2,471,413	270,810
Receivables: investments sold	-
Payables: investments purchased	(9,792)
Net assets	$2,672,900

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,672,900	1,750,906	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$2,672,900	1,750,906

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$52,316
Mortality & expense charges			(28,424)
Net investment income (loss)			23,892

Gain (loss) on investments:
Net realized gain (loss)			19,294
Realized gain distributions			125,977
Net change in unrealized appreciation (depreciation)			159,515
Net gain (loss)			304,786

Increase (decrease) in net assets from operations			$328,678

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,892	$17,598
Net realized gain (loss)		19,294	(29,008)
Realized gain distributions		125,977	-
Net change in unrealized appreciation (depreciation)		159,515	48,665

Increase (decrease) in net assets from operations		328,678	37,255

Contract owner transactions:
Proceeds from units sold		949,881	1,292,142
Cost of units redeemed		(270,325)	(654,980)
Account charges		(2,733)	(3,475)
Increase (decrease)		676,823	633,687
Net increase (decrease)		1,005,501	670,942
Net assets, beginning		1,667,399	996,457
Net assets, ending		$2,672,900	$1,667,399

Units sold		680,213	1,391,420
Units redeemed		(194,301)	(883,646)
Net increase (decrease)		485,912	507,774
Units outstanding, beginning		1,264,994	757,220
Units outstanding, ending		1,750,906	1,264,994

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,326,007
Cost of units redeemed/account charges			(1,033,550)
Net investment income (loss)			43,591
Net realized gain (loss)			(10,617)
Realized gain distributions			136,190
Net change in unrealized appreciation (depreciation)			211,279
Net assets			$2,672,900

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	1,751	$2,673	1.25%	15.8%	12/31/2021	$1.55	0	$0	1.00%	16.1%	12/31/2021	$1.57	0	$0	0.75%	16.4%
12/31/2020	1.32	1,265	1,667	1.25%	0.2%	12/31/2020	1.33	0	0	1.00%	0.4%	12/31/2020	1.35	0	0	0.75%	0.7%
12/31/2019	1.32	757	996	1.25%	23.1%	12/31/2019	1.33	0	0	1.00%	23.4%	12/31/2019	1.34	0	0	0.75%	23.7%
12/31/2018	1.07	23	25	1.25%	-5.4%	12/31/2018	1.07	0	0	1.00%	-5.1%	12/31/2018	1.08	0	0	0.75%	-4.9%
12/31/2017	1.13	23	26	1.25%	12.4%	12/31/2017	1.13	0	0	1.00%	12.7%	12/31/2017	1.14	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	0	$0	0.50%	16.7%	12/31/2021	$1.61	0	$0	0.25%	17.0%	12/31/2021	$1.63	0	$0	0.00%	17.3%
12/31/2020	1.36	0	0	0.50%	0.9%	12/31/2020	1.37	0	0	0.25%	1.2%	12/31/2020	1.39	0	0	0.00%	1.4%
12/31/2019	1.35	0	0	0.50%	24.0%	12/31/2019	1.36	0	0	0.25%	24.3%	12/31/2019	1.37	0	0	0.00%	24.6%
12/31/2018	1.09	0	0	0.50%	-4.6%	12/31/2018	1.09	0	0	0.25%	-4.4%	12/31/2018	1.10	0	0	0.00%	-4.2%
12/31/2017	1.14	0	0	0.50%	13.3%	12/31/2017	1.14	0	0	0.25%	13.5%	12/31/2017	1.14	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	2.5%
2019	0.6%
2018	2.3%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Growth Fund R6 Class - 06-CPN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$309,417	$233,655	5,580
Receivables: investments sold	670
Payables: investments purchased	-
Net assets	$310,087

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$310,087	109,435	$2.83
Band 100	-	-	2.87
Band 75	-	-	2.91
Band 50	-	-	2.94
Band 25	-	-	2.98
Band 0	-	-	3.02
Total	$310,087	109,435

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,171)
Net investment income (loss)			(3,171)

Gain (loss) on investments:
Net realized gain (loss)			2,196
Realized gain distributions			26,883
Net change in unrealized appreciation (depreciation)			33,276
Net gain (loss)			62,355

Increase (decrease) in net assets from operations			$59,184

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,171)	$(1,499)
Net realized gain (loss)		2,196	180
Realized gain distributions		26,883	8,287
Net change in unrealized appreciation (depreciation)		33,276	35,916

Increase (decrease) in net assets from operations		59,184	42,884

Contract owner transactions:
Proceeds from units sold		81,831	13,319
Cost of units redeemed		(4,559)	-
Account charges		(763)	(458)
Increase (decrease)		76,509	12,861
Net increase (decrease)		135,693	55,745
Net assets, beginning		174,394	118,649
Net assets, ending		$310,087	$174,394

Units sold		33,861	7,118
Units redeemed		(2,187)	(242)
Net increase (decrease)		31,674	6,876
Units outstanding, beginning		77,761	70,885
Units outstanding, ending		109,435	77,761

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$299,652
Cost of units redeemed/account charges			(117,075)
Net investment income (loss)			(6,051)
Net realized gain (loss)			2,226
Realized gain distributions			55,573
Net change in unrealized appreciation (depreciation)			75,762
Net assets			$310,087

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.83	109	$310	1.25%	26.3%	12/31/2021	$2.87	0	$0	1.00%	26.7%	12/31/2021	$2.91	0	$0	0.75%	27.0%
12/31/2020	2.24	78	174	1.25%	34.0%	12/31/2020	2.27	0	0	1.00%	34.3%	12/31/2020	2.29	0	0	0.75%	34.7%
12/31/2019	1.67	71	119	1.25%	34.2%	12/31/2019	1.69	0	0	1.00%	34.5%	12/31/2019	1.70	0	0	0.75%	34.9%
12/31/2018	1.25	93	116	1.25%	-2.5%	12/31/2018	1.25	0	0	1.00%	-2.3%	12/31/2018	1.26	0	0	0.75%	-2.0%
12/31/2017	1.28	0	0	1.25%	29.0%	12/31/2017	1.28	0	0	1.00%	29.3%	12/31/2017	1.29	0	0	0.75%	29.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.94	0	$0	0.50%	27.3%	12/31/2021	$2.98	0	$0	0.25%	27.6%	12/31/2021	$3.02	0	$0	0.00%	27.9%
12/31/2020	2.31	0	0	0.50%	35.0%	12/31/2020	2.34	0	0	0.25%	35.3%	12/31/2020	2.36	0	0	0.00%	35.7%
12/31/2019	1.71	0	0	0.50%	35.2%	12/31/2019	1.73	0	0	0.25%	35.6%	12/31/2019	1.74	0	0	0.00%	35.9%
12/31/2018	1.27	0	0	0.50%	-1.8%	12/31/2018	1.27	0	0	0.25%	-1.5%	12/31/2018	1.28	0	0	0.00%	-1.3%
12/31/2017	1.29	0	0	0.50%	29.9%	12/31/2017	1.29	0	0	0.25%	30.3%	12/31/2017	1.30	0	0	0.00%	30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.7%
2018	1.2%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Heritage Fund R6 Class - 06-CPP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,425,907	$2,201,964	82,471
Receivables: investments sold	1,227
Payables: investments purchased	-
Net assets	$2,427,134

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,427,134	1,049,072	$2.31
Band 100	-	-	2.34
Band 75	-	-	2.37
Band 50	-	-	2.40
Band 25	-	-	2.43
Band 0	-	-	2.46
Total	$2,427,134	1,049,072

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(28,401)
Net investment income (loss)			(28,401)

Gain (loss) on investments:
Net realized gain (loss)			103,944
Realized gain distributions			226,075
Net change in unrealized appreciation (depreciation)			(89,087)
Net gain (loss)			240,932

Increase (decrease) in net assets from operations			$212,531

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(28,401)	$(17,083)
Net realized gain (loss)		103,944	44,201
Realized gain distributions		226,075	219,884
Net change in unrealized appreciation (depreciation)		(89,087)	307,514

Increase (decrease) in net assets from operations		212,531	554,516

Contract owner transactions:
Proceeds from units sold		880,902	539,998
Cost of units redeemed		(701,721)	(257,747)
Account charges		(2,436)	(1,230)
Increase (decrease)		176,745	281,021
Net increase (decrease)		389,276	835,537
Net assets, beginning		2,037,858	1,202,321
Net assets, ending		$2,427,134	$2,037,858

Units sold		397,249	307,365
Units redeemed		(318,017)	(145,676)
Net increase (decrease)		79,232	161,689
Units outstanding, beginning		969,840	808,151
Units outstanding, ending		1,049,072	969,840

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,337,773
Cost of units redeemed/account charges			(1,950,650)
Net investment income (loss)			(73,459)
Net realized gain (loss)			91,831
Realized gain distributions			797,696
Net change in unrealized appreciation (depreciation)			223,943
Net assets			$2,427,134

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.31	1,049	$2,427	1.25%	10.1%	12/31/2021	$2.34	0	$0	1.00%	10.4%	12/31/2021	$2.37	0	$0	0.75%	10.7%
12/31/2020	2.10	970	2,038	1.25%	41.2%	12/31/2020	2.12	0	0	1.00%	41.6%	12/31/2020	2.14	0	0	0.75%	41.9%
12/31/2019	1.49	808	1,202	1.25%	34.2%	12/31/2019	1.50	0	0	1.00%	34.6%	12/31/2019	1.51	0	0	0.75%	34.9%
12/31/2018	1.11	1,211	1,343	1.25%	-6.0%	12/31/2018	1.11	0	0	1.00%	-5.8%	12/31/2018	1.12	0	0	0.75%	-5.5%
12/31/2017	1.18	349	412	1.25%	20.8%	12/31/2017	1.18	0	0	1.00%	21.1%	12/31/2017	1.19	0	0	0.75%	21.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.40	0	$0	0.50%	10.9%	12/31/2021	$2.43	0	$0	0.25%	11.2%	12/31/2021	$2.46	0	$0	0.00%	11.5%
12/31/2020	2.17	0	0	0.50%	42.3%	12/31/2020	2.19	0	0	0.25%	42.7%	12/31/2020	2.21	0	0	0.00%	43.0%
12/31/2019	1.52	0	0	0.50%	35.2%	12/31/2019	1.53	0	0	0.25%	35.6%	12/31/2019	1.55	0	0	0.00%	35.9%
12/31/2018	1.13	0	0	0.50%	-5.3%	12/31/2018	1.13	0	0	0.25%	-5.1%	12/31/2018	1.14	0	0	0.00%	-4.8%
12/31/2017	1.19	0	0	0.50%	21.7%	12/31/2017	1.19	0	0	0.25%	22.0%	12/31/2017	1.19	0	0	0.00%	22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2025 Portfolio R6 Class - 06-CPT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,604,627	$30,318,416	2,683,485
Receivables: investments sold	47,885
Payables: investments purchased	-
Net assets	$29,652,512

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,652,512	20,475,454	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$29,652,512	20,475,454

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,461,549
Mortality & expense charges			(356,668)
Net investment income (loss)			1,104,881

Gain (loss) on investments:
Net realized gain (loss)			249,423
Realized gain distributions			1,597,781
Net change in unrealized appreciation (depreciation)			(787,275)
Net gain (loss)			1,059,929

Increase (decrease) in net assets from operations			$2,164,810

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,104,881	$101,259
Net realized gain (loss)		249,423	(36,519)
Realized gain distributions		1,597,781	833,328
Net change in unrealized appreciation (depreciation)		(787,275)	329,415

Increase (decrease) in net assets from operations		2,164,810	1,227,483

Contract owner transactions:
Proceeds from units sold		18,671,345	5,315,703
Cost of units redeemed		(4,292,873)	(2,185,243)
Account charges		(14,656)	(9,122)
Increase (decrease)		14,363,816	3,121,338
Net increase (decrease)		16,528,626	4,348,821
Net assets, beginning		13,123,886	8,775,065
Net assets, ending		$29,652,512	$13,123,886

Units sold		13,930,466	4,362,850
Units redeemed		(3,275,038)	(1,789,063)
Net increase (decrease)		10,655,428	2,573,787
Units outstanding, beginning		9,820,026	7,246,239
Units outstanding, ending		20,475,454	9,820,026

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$36,819,275
Cost of units redeemed/account charges			(11,253,198)
Net investment income (loss)			1,464,138
Net realized gain (loss)			48,829
Realized gain distributions			3,287,257
Net change in unrealized appreciation (depreciation)			(713,789)
Net assets			$29,652,512

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	20,475	$29,653	1.25%	8.4%	12/31/2021	$1.47	0	$0	1.00%	8.6%	12/31/2021	$1.49	0	$0	0.75%	8.9%
12/31/2020	1.34	9,820	13,124	1.25%	10.4%	12/31/2020	1.35	0	0	1.00%	10.6%	12/31/2020	1.36	0	0	0.75%	10.9%
12/31/2019	1.21	7,246	8,775	1.25%	16.3%	12/31/2019	1.22	0	0	1.00%	16.6%	12/31/2019	1.23	0	0	0.75%	16.9%
12/31/2018	1.04	3,660	3,811	1.25%	-5.8%	12/31/2018	1.05	0	0	1.00%	-5.6%	12/31/2018	1.05	0	0	0.75%	-5.3%
12/31/2017	1.11	989	1,093	1.25%	11.2%	12/31/2017	1.11	0	0	1.00%	11.4%	12/31/2017	1.11	0	0	0.75%	11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	9.2%	12/31/2021	$1.52	0	$0	0.25%	9.5%	12/31/2021	$1.54	0	$0	0.00%	9.7%
12/31/2020	1.38	0	0	0.50%	11.2%	12/31/2020	1.39	0	0	0.25%	11.5%	12/31/2020	1.41	0	0	0.00%	11.7%
12/31/2019	1.24	0	0	0.50%	17.2%	12/31/2019	1.25	0	0	0.25%	17.5%	12/31/2019	1.26	0	0	0.00%	17.8%
12/31/2018	1.06	0	0	0.50%	-5.1%	12/31/2018	1.06	0	0	0.25%	-4.9%	12/31/2018	1.07	0	0	0.00%	-4.6%
12/31/2017	1.11	0	0	0.50%	12.0%	12/31/2017	1.12	0	0	0.25%	12.3%	12/31/2017	1.12	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.8%
2020	2.2%
2019	3.3%
2018	6.2%
2017	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2030 Portfolio R6 Class - 06-CPV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,605,041	$34,293,891	2,823,911
Receivables: investments sold	-
Payables: investments purchased	(68,605)
Net assets	$34,536,436

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,536,436	23,081,502	$1.50
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.59
Total	$34,536,436	23,081,502

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,510,566
Mortality & expense charges			(398,294)
Net investment income (loss)			1,112,272

Gain (loss) on investments:
Net realized gain (loss)			198,734
Realized gain distributions			1,477,464
Net change in unrealized appreciation (depreciation)			(196,973)
Net gain (loss)			1,479,225

Increase (decrease) in net assets from operations			$2,591,497

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,112,272	$94,504
Net realized gain (loss)		198,734	8,561
Realized gain distributions		1,477,464	742,559
Net change in unrealized appreciation (depreciation)		(196,973)	716,611

Increase (decrease) in net assets from operations		2,591,497	1,562,235

Contract owner transactions:
Proceeds from units sold		20,160,777	7,467,174
Cost of units redeemed		(3,459,525)	(1,253,497)
Account charges		(14,075)	(8,281)
Increase (decrease)		16,687,177	6,205,396
Net increase (decrease)		19,278,674	7,767,631
Net assets, beginning		15,257,762	7,490,131
Net assets, ending		$34,536,436	$15,257,762

Units sold		14,407,846	6,095,624
Units redeemed		(2,448,216)	(1,070,561)
Net increase (decrease)		11,959,630	5,025,063
Units outstanding, beginning		11,121,872	6,096,809
Units outstanding, ending		23,081,502	11,121,872

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$39,098,595
Cost of units redeemed/account charges			(9,355,001)
Net investment income (loss)			1,432,822
Net realized gain (loss)			126,469
Realized gain distributions			2,922,401
Net change in unrealized appreciation (depreciation)			311,150
Net assets			$34,536,436

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	23,082	$34,536	1.25%	9.1%	12/31/2021	$1.52	0	$0	1.00%	9.3%	12/31/2021	$1.53	0	$0	0.75%	9.6%
12/31/2020	1.37	11,122	15,258	1.25%	11.7%	12/31/2020	1.39	0	0	1.00%	11.9%	12/31/2020	1.40	0	0	0.75%	12.2%
12/31/2019	1.23	6,097	7,490	1.25%	17.5%	12/31/2019	1.24	0	0	1.00%	17.8%	12/31/2019	1.25	0	0	0.75%	18.1%
12/31/2018	1.05	4,889	5,112	1.25%	-6.3%	12/31/2018	1.05	0	0	1.00%	-6.1%	12/31/2018	1.06	0	0	0.75%	-5.9%
12/31/2017	1.12	1,771	1,977	1.25%	12.3%	12/31/2017	1.12	0	0	1.00%	12.6%	12/31/2017	1.12	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	0	$0	0.50%	9.9%	12/31/2021	$1.57	0	$0	0.25%	10.2%	12/31/2021	$1.59	0	$0	0.00%	10.4%
12/31/2020	1.41	0	0	0.50%	12.5%	12/31/2020	1.43	0	0	0.25%	12.8%	12/31/2020	1.44	0	0	0.00%	13.1%
12/31/2019	1.26	0	0	0.50%	18.4%	12/31/2019	1.27	0	0	0.25%	18.7%	12/31/2019	1.28	0	0	0.00%	19.0%
12/31/2018	1.06	0	0	0.50%	-5.6%	12/31/2018	1.07	0	0	0.25%	-5.4%	12/31/2018	1.07	0	0	0.00%	-5.1%
12/31/2017	1.12	0	0	0.50%	13.2%	12/31/2017	1.13	0	0	0.25%	13.5%	12/31/2017	1.13	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.1%
2020	2.1%
2019	2.4%
2018	4.8%
2017	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2035 Portfolio R6 Class - 06-CPW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,091,979	$34,560,314	2,937,345
Receivables: investments sold	-
Payables: investments purchased	(18,766)
Net assets	$34,073,213

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,073,213	22,024,465	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.65
Total	$34,073,213	22,024,465

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,804,476
Mortality & expense charges			(395,511)
Net investment income (loss)			1,408,965

Gain (loss) on investments:
Net realized gain (loss)			219,135
Realized gain distributions			1,761,866
Net change in unrealized appreciation (depreciation)			(686,469)
Net gain (loss)			1,294,532

Increase (decrease) in net assets from operations			$2,703,497

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,408,965	$95,175
Net realized gain (loss)		219,135	(11,283)
Realized gain distributions		1,761,866	793,949
Net change in unrealized appreciation (depreciation)		(686,469)	422,194

Increase (decrease) in net assets from operations		2,703,497	1,300,035

Contract owner transactions:
Proceeds from units sold		23,173,263	6,285,120
Cost of units redeemed		(3,348,731)	(1,750,641)
Account charges		(14,467)	(7,511)
Increase (decrease)		19,810,065	4,526,968
Net increase (decrease)		22,513,562	5,827,003
Net assets, beginning		11,559,651	5,732,648
Net assets, ending		$34,073,213	$11,559,651

Units sold		16,061,079	5,007,950
Units redeemed		(2,236,920)	(1,400,744)
Net increase (decrease)		13,824,159	3,607,206
Units outstanding, beginning		8,200,306	4,593,100
Units outstanding, ending		22,024,465	8,200,306

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$38,424,354
Cost of units redeemed/account charges			(8,842,763)
Net investment income (loss)			1,671,512
Net realized gain (loss)			95,630
Realized gain distributions			3,192,815
Net change in unrealized appreciation (depreciation)			(468,335)
Net assets			$34,073,213

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	22,024	$34,073	1.25%	9.7%	12/31/2021	$1.57	0	$0	1.00%	10.0%	12/31/2021	$1.59	0	$0	0.75%	10.3%
12/31/2020	1.41	8,200	11,560	1.25%	12.9%	12/31/2020	1.42	0	0	1.00%	13.2%	12/31/2020	1.44	0	0	0.75%	13.5%
12/31/2019	1.25	4,593	5,733	1.25%	18.9%	12/31/2019	1.26	0	0	1.00%	19.2%	12/31/2019	1.27	0	0	0.75%	19.5%
12/31/2018	1.05	2,662	2,794	1.25%	-7.0%	12/31/2018	1.06	0	0	1.00%	-6.7%	12/31/2018	1.06	0	0	0.75%	-6.5%
12/31/2017	1.13	483	545	1.25%	13.5%	12/31/2017	1.13	0	0	1.00%	13.8%	12/31/2017	1.13	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	0	$0	0.50%	10.6%	12/31/2021	$1.63	0	$0	0.25%	10.9%	12/31/2021	$1.65	0	$0	0.00%	11.1%
12/31/2020	1.45	0	0	0.50%	13.8%	12/31/2020	1.47	0	0	0.25%	14.1%	12/31/2020	1.48	0	0	0.00%	14.4%
12/31/2019	1.28	0	0	0.50%	19.8%	12/31/2019	1.29	0	0	0.25%	20.1%	12/31/2019	1.30	0	0	0.00%	20.4%
12/31/2018	1.07	0	0	0.50%	-6.3%	12/31/2018	1.07	0	0	0.25%	-6.0%	12/31/2018	1.08	0	0	0.00%	-5.8%
12/31/2017	1.14	0	0	0.50%	14.4%	12/31/2017	1.14	0	0	0.25%	14.6%	12/31/2017	1.14	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.9%
2020	2.4%
2019	3.2%
2018	6.3%
2017	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2040 Portfolio R6 Class - 06-CPX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,340,442	$33,749,064	2,662,581
Receivables: investments sold	-
Payables: investments purchased	(152,890)
Net assets	$34,187,552

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,187,552	21,336,788	$1.60
Band 100	-	-	1.62
Band 75	-	-	1.64
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	-	-	1.71
Total	$34,187,552	21,336,788

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,550,704
Mortality & expense charges			(400,966)
Net investment income (loss)			1,149,738

Gain (loss) on investments:
Net realized gain (loss)			317,904
Realized gain distributions			1,524,343
Net change in unrealized appreciation (depreciation)			(70,782)
Net gain (loss)			1,771,465

Increase (decrease) in net assets from operations			$2,921,203

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,149,738	$70,562
Net realized gain (loss)		317,904	(27,080)
Realized gain distributions		1,524,343	820,621
Net change in unrealized appreciation (depreciation)		(70,782)	846,427

Increase (decrease) in net assets from operations		2,921,203	1,710,530

Contract owner transactions:
Proceeds from units sold		20,196,925	6,349,123
Cost of units redeemed		(3,356,922)	(911,684)
Account charges		(18,116)	(9,082)
Increase (decrease)		16,821,887	5,428,357
Net increase (decrease)		19,743,090	7,138,887
Net assets, beginning		14,444,462	7,305,575
Net assets, ending		$34,187,552	$14,444,462

Units sold		13,578,278	4,949,055
Units redeemed		(2,203,511)	(736,178)
Net increase (decrease)		11,374,767	4,212,877
Units outstanding, beginning		9,962,021	5,749,144
Units outstanding, ending		21,336,788	9,962,021

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$36,544,989
Cost of units redeemed/account charges			(7,655,841)
Net investment income (loss)			1,409,055
Net realized gain (loss)			181,520
Realized gain distributions			3,116,451
Net change in unrealized appreciation (depreciation)			591,378
Net assets			$34,187,552

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	21,337	$34,188	1.25%	10.5%	12/31/2021	$1.62	0	$0	1.00%	10.8%	12/31/2021	$1.64	0	$0	0.75%	11.1%
12/31/2020	1.45	9,962	14,444	1.25%	14.1%	12/31/2020	1.46	0	0	1.00%	14.4%	12/31/2020	1.48	0	0	0.75%	14.7%
12/31/2019	1.27	5,749	7,306	1.25%	20.2%	12/31/2019	1.28	0	0	1.00%	20.5%	12/31/2019	1.29	0	0	0.75%	20.8%
12/31/2018	1.06	4,124	4,360	1.25%	-7.4%	12/31/2018	1.06	0	0	1.00%	-7.1%	12/31/2018	1.07	0	0	0.75%	-6.9%
12/31/2017	1.14	1,213	1,385	1.25%	14.9%	12/31/2017	1.14	0	0	1.00%	15.1%	12/31/2017	1.15	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.66	0	$0	0.50%	11.3%	12/31/2021	$1.69	0	$0	0.25%	11.6%	12/31/2021	$1.71	0	$0	0.00%	11.9%
12/31/2020	1.49	0	0	0.50%	15.0%	12/31/2020	1.51	0	0	0.25%	15.3%	12/31/2020	1.53	0	0	0.00%	15.5%
12/31/2019	1.30	0	0	0.50%	21.1%	12/31/2019	1.31	0	0	0.25%	21.4%	12/31/2019	1.32	0	0	0.00%	21.7%
12/31/2018	1.07	0	0	0.50%	-6.7%	12/31/2018	1.08	0	0	0.25%	-6.4%	12/31/2018	1.08	0	0	0.00%	-6.2%
12/31/2017	1.15	0	0	0.50%	15.7%	12/31/2017	1.15	0	0	0.25%	16.0%	12/31/2017	1.16	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.4%
2020	1.9%
2019	2.5%
2018	4.9%
2017	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2045 Portfolio R6 Class - 06-CPY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,004,357	$25,175,053	2,098,155
Receivables: investments sold	26,636
Payables: investments purchased	-
Net assets	$25,030,993

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,030,993	15,092,704	$1.66
Band 100	-	-	1.68
Band 75	-	-	1.70
Band 50	-	-	1.72
Band 25	-	-	1.74
Band 0	-	-	1.77
Total	$25,030,993	15,092,704

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,372,230
Mortality & expense charges			(293,558)
Net investment income (loss)			1,078,672

Gain (loss) on investments:
Net realized gain (loss)			277,442
Realized gain distributions			1,411,899
Net change in unrealized appreciation (depreciation)			(472,748)
Net gain (loss)			1,216,593

Increase (decrease) in net assets from operations			$2,295,265

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,078,672	$70,001
Net realized gain (loss)		277,442	(79,064)
Realized gain distributions		1,411,899	775,203
Net change in unrealized appreciation (depreciation)		(472,748)	516,712

Increase (decrease) in net assets from operations		2,295,265	1,282,852

Contract owner transactions:
Proceeds from units sold		15,781,102	4,920,225
Cost of units redeemed		(3,347,924)	(915,215)
Account charges		(14,723)	(7,277)
Increase (decrease)		12,418,455	3,997,733
Net increase (decrease)		14,713,720	5,280,585
Net assets, beginning		10,317,273	5,036,688
Net assets, ending		$25,030,993	$10,317,273

Units sold		10,276,650	3,767,597
Units redeemed		(2,108,406)	(741,701)
Net increase (decrease)		8,168,244	3,025,896
Units outstanding, beginning		6,924,460	3,898,564
Units outstanding, ending		15,092,704	6,924,460

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$27,825,061
Cost of units redeemed/account charges			(6,907,054)
Net investment income (loss)			1,307,225
Net realized gain (loss)			59,275
Realized gain distributions			2,917,182
Net change in unrealized appreciation (depreciation)			(170,696)
Net assets			$25,030,993

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.66	15,093	$25,031	1.25%	11.3%	12/31/2021	$1.68	0	$0	1.00%	11.6%	12/31/2021	$1.70	0	$0	0.75%	11.9%
12/31/2020	1.49	6,924	10,317	1.25%	15.3%	12/31/2020	1.51	0	0	1.00%	15.6%	12/31/2020	1.52	0	0	0.75%	15.9%
12/31/2019	1.29	3,899	5,037	1.25%	21.6%	12/31/2019	1.30	0	0	1.00%	21.9%	12/31/2019	1.31	0	0	0.75%	22.2%
12/31/2018	1.06	2,804	2,978	1.25%	-8.0%	12/31/2018	1.07	0	0	1.00%	-7.8%	12/31/2018	1.07	0	0	0.75%	-7.6%
12/31/2017	1.15	711	821	1.25%	16.4%	12/31/2017	1.16	0	0	1.00%	16.7%	12/31/2017	1.16	0	0	0.75%	17.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.72	0	$0	0.50%	12.1%	12/31/2021	$1.74	0	$0	0.25%	12.4%	12/31/2021	$1.77	0	$0	0.00%	12.7%
12/31/2020	1.54	0	0	0.50%	16.2%	12/31/2020	1.55	0	0	0.25%	16.5%	12/31/2020	1.57	0	0	0.00%	16.8%
12/31/2019	1.32	0	0	0.50%	22.5%	12/31/2019	1.33	0	0	0.25%	22.9%	12/31/2019	1.34	0	0	0.00%	23.2%
12/31/2018	1.08	0	0	0.50%	-7.3%	12/31/2018	1.08	0	0	0.25%	-7.1%	12/31/2018	1.09	0	0	0.00%	-6.9%
12/31/2017	1.16	0	0	0.50%	17.3%	12/31/2017	1.17	0	0	0.25%	17.6%	12/31/2017	1.17	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.8%
2020	2.2%
2019	2.9%
2018	5.8%
2017	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2050 Portfolio R6 Class - 06-CRC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,389,516	$19,692,994	1,472,702
Receivables: investments sold	22,139
Payables: investments purchased	-
Net assets	$20,411,655

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,411,655	11,917,823	$1.71
Band 100	-	-	1.73
Band 75	-	-	1.76
Band 50	-	-	1.78
Band 25	-	-	1.80
Band 0	-	-	1.82
Total	$20,411,655	11,917,823

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$940,155
Mortality & expense charges			(233,558)
Net investment income (loss)			706,597

Gain (loss) on investments:
Net realized gain (loss)			288,093
Realized gain distributions			753,256
Net change in unrealized appreciation (depreciation)			201,697
Net gain (loss)			1,243,046

Increase (decrease) in net assets from operations			$1,949,643

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$706,597	$24,266
Net realized gain (loss)		288,093	9,475
Realized gain distributions		753,256	422,625
Net change in unrealized appreciation (depreciation)		201,697	543,019

Increase (decrease) in net assets from operations		1,949,643	999,385

Contract owner transactions:
Proceeds from units sold		13,836,336	3,648,414
Cost of units redeemed		(2,485,180)	(914,680)
Account charges		(13,087)	(6,458)
Increase (decrease)		11,338,069	2,727,276
Net increase (decrease)		13,287,712	3,726,661
Net assets, beginning		7,123,943	3,397,282
Net assets, ending		$20,411,655	$7,123,943

Units sold		8,826,650	2,765,821
Units redeemed		(1,581,000)	(688,871)
Net increase (decrease)		7,245,650	2,076,950
Units outstanding, beginning		4,672,173	2,595,223
Units outstanding, ending		11,917,823	4,672,173

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$23,080,780
Cost of units redeemed/account charges			(5,951,156)
Net investment income (loss)			817,515
Net realized gain (loss)			194,874
Realized gain distributions			1,573,120
Net change in unrealized appreciation (depreciation)			696,522
Net assets			$20,411,655

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	11,918	$20,412	1.25%	12.3%	12/31/2021	$1.73	0	$0	1.00%	12.6%	12/31/2021	$1.76	0	$0	0.75%	12.9%
12/31/2020	1.52	4,672	7,124	1.25%	16.5%	12/31/2020	1.54	0	0	1.00%	16.8%	12/31/2020	1.56	0	0	0.75%	17.1%
12/31/2019	1.31	2,595	3,397	1.25%	22.8%	12/31/2019	1.32	0	0	1.00%	23.1%	12/31/2019	1.33	0	0	0.75%	23.5%
12/31/2018	1.07	2,337	2,491	1.25%	-8.5%	12/31/2018	1.07	0	0	1.00%	-8.3%	12/31/2018	1.08	0	0	0.75%	-8.0%
12/31/2017	1.16	456	531	1.25%	17.5%	12/31/2017	1.17	0	0	1.00%	17.7%	12/31/2017	1.17	0	0	0.75%	18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	0	$0	0.50%	13.2%	12/31/2021	$1.80	0	$0	0.25%	13.5%	12/31/2021	$1.82	0	$0	0.00%	13.7%
12/31/2020	1.57	0	0	0.50%	17.4%	12/31/2020	1.59	0	0	0.25%	17.6%	12/31/2020	1.60	0	0	0.00%	17.9%
12/31/2019	1.34	0	0	0.50%	23.8%	12/31/2019	1.35	0	0	0.25%	24.1%	12/31/2019	1.36	0	0	0.00%	24.4%
12/31/2018	1.08	0	0	0.50%	-7.8%	12/31/2018	1.09	0	0	0.25%	-7.6%	12/31/2018	1.09	0	0	0.00%	-7.3%
12/31/2017	1.17	0	0	0.50%	18.3%	12/31/2017	1.18	0	0	0.25%	18.6%	12/31/2017	1.18	0	0	0.00%	18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.8%
2020	1.7%
2019	2.1%
2018	4.9%
2017	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2055 Portfolio R6 Class - 06-CRF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,646,993	$13,370,118	935,761
Receivables: investments sold	15,122
Payables: investments purchased	-
Net assets	$13,662,115

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,662,115	7,873,560	$1.74
Band 100	-	-	1.76
Band 75	-	-	1.78
Band 50	-	-	1.80
Band 25	-	-	1.83
Band 0	-	-	1.85
Total	$13,662,115	7,873,560

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$661,914
Mortality & expense charges			(166,394)
Net investment income (loss)			495,520

Gain (loss) on investments:
Net realized gain (loss)			547,194
Realized gain distributions			530,984
Net change in unrealized appreciation (depreciation)			(138,914)
Net gain (loss)			939,264

Increase (decrease) in net assets from operations			$1,434,784

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$495,520	$27,575
Net realized gain (loss)		547,194	(19,452)
Realized gain distributions		530,984	250,243
Net change in unrealized appreciation (depreciation)		(138,914)	427,925

Increase (decrease) in net assets from operations		1,434,784	686,291

Contract owner transactions:
Proceeds from units sold		10,774,462	2,943,785
Cost of units redeemed		(3,669,549)	(372,741)
Account charges		(10,666)	(4,758)
Increase (decrease)		7,094,247	2,566,286
Net increase (decrease)		8,529,031	3,252,577
Net assets, beginning		5,133,084	1,880,507
Net assets, ending		$13,662,115	$5,133,084

Units sold		6,730,049	2,223,349
Units redeemed		(2,194,249)	(315,561)
Net increase (decrease)		4,535,800	1,907,788
Units outstanding, beginning		3,337,760	1,429,972
Units outstanding, ending		7,873,560	3,337,760

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$16,404,180
Cost of units redeemed/account charges			(5,051,715)
Net investment income (loss)			569,050
Net realized gain (loss)			492,313
Realized gain distributions			971,412
Net change in unrealized appreciation (depreciation)			276,875
Net assets			$13,662,115

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	7,874	$13,662	1.25%	12.8%	12/31/2021	$1.76	0	$0	1.00%	13.1%	12/31/2021	$1.78	0	$0	0.75%	13.4%
12/31/2020	1.54	3,338	5,133	1.25%	16.9%	12/31/2020	1.55	0	0	1.00%	17.2%	12/31/2020	1.57	0	0	0.75%	17.5%
12/31/2019	1.32	1,430	1,881	1.25%	23.3%	12/31/2019	1.33	0	0	1.00%	23.6%	12/31/2019	1.34	0	0	0.75%	23.9%
12/31/2018	1.07	1,172	1,250	1.25%	-8.8%	12/31/2018	1.07	0	0	1.00%	-8.6%	12/31/2018	1.08	0	0	0.75%	-8.4%
12/31/2017	1.17	194	227	1.25%	17.9%	12/31/2017	1.17	0	0	1.00%	18.2%	12/31/2017	1.18	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.80	0	$0	0.50%	13.7%	12/31/2021	$1.83	0	$0	0.25%	14.0%	12/31/2021	$1.85	0	$0	0.00%	14.2%
12/31/2020	1.59	0	0	0.50%	17.8%	12/31/2020	1.60	0	0	0.25%	18.1%	12/31/2020	1.62	0	0	0.00%	18.4%
12/31/2019	1.35	0	0	0.50%	24.2%	12/31/2019	1.36	0	0	0.25%	24.5%	12/31/2019	1.37	0	0	0.00%	24.9%
12/31/2018	1.08	0	0	0.50%	-8.1%	12/31/2018	1.09	0	0	0.25%	-7.9%	12/31/2018	1.09	0	0	0.00%	-7.7%
12/31/2017	1.18	0	0	0.50%	18.8%	12/31/2017	1.18	0	0	0.25%	19.1%	12/31/2017	1.19	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.0%
2020	1.9%
2019	2.3%
2018	5.2%
2017	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2060 Portfolio R6 Class - 06-CRG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,579,989	$4,408,004	282,747
Receivables: investments sold	23,148
Payables: investments purchased	-
Net assets	$4,603,137

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,603,137	2,629,104	$1.75
Band 100	-	-	1.77
Band 75	-	-	1.80
Band 50	-	-	1.82
Band 25	-	-	1.84
Band 0	-	-	1.87
Total	$4,603,137	2,629,104

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$201,056
Mortality & expense charges			(51,906)
Net investment income (loss)			149,150

Gain (loss) on investments:
Net realized gain (loss)			205,926
Realized gain distributions			89,428
Net change in unrealized appreciation (depreciation)			11,595
Net gain (loss)			306,949

Increase (decrease) in net assets from operations			$456,099

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$149,150	$4,861
Net realized gain (loss)		205,926	3,856
Realized gain distributions		89,428	30,405
Net change in unrealized appreciation (depreciation)		11,595	151,607

Increase (decrease) in net assets from operations		456,099	190,729

Contract owner transactions:
Proceeds from units sold		3,963,418	782,512
Cost of units redeemed		(1,104,590)	(135,284)
Account charges		(5,292)	(2,249)
Increase (decrease)		2,853,536	644,979
Net increase (decrease)		3,309,635	835,708
Net assets, beginning		1,293,502	457,794
Net assets, ending		$4,603,137	$1,293,502

Units sold		2,436,129	590,614
Units redeemed		(644,184)	(100,081)
Net increase (decrease)		1,791,945	490,533
Units outstanding, beginning		837,159	346,626
Units outstanding, ending		2,629,104	837,159

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,346,000
Cost of units redeemed/account charges			(1,429,194)
Net investment income (loss)			159,677
Net realized gain (loss)			214,307
Realized gain distributions			140,362
Net change in unrealized appreciation (depreciation)			171,985
Net assets			$4,603,137

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	2,629	$4,603	1.25%	13.3%	12/31/2021	$1.77	0	$0	1.00%	13.6%	12/31/2021	$1.80	0	$0	0.75%	13.9%
12/31/2020	1.55	837	1,294	1.25%	17.0%	12/31/2020	1.56	0	0	1.00%	17.3%	12/31/2020	1.58	0	0	0.75%	17.6%
12/31/2019	1.32	347	458	1.25%	23.9%	12/31/2019	1.33	0	0	1.00%	24.2%	12/31/2019	1.34	0	0	0.75%	24.5%
12/31/2018	1.07	88	94	1.25%	-9.0%	12/31/2018	1.07	0	0	1.00%	-8.8%	12/31/2018	1.08	0	0	0.75%	-8.6%
12/31/2017	1.17	5	5	1.25%	18.2%	12/31/2017	1.17	0	0	1.00%	18.5%	12/31/2017	1.18	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	0	$0	0.50%	14.2%	12/31/2021	$1.84	0	$0	0.25%	14.5%	12/31/2021	$1.87	0	$0	0.00%	14.7%
12/31/2020	1.59	0	0	0.50%	17.9%	12/31/2020	1.61	0	0	0.25%	18.2%	12/31/2020	1.63	0	0	0.00%	18.5%
12/31/2019	1.35	0	0	0.50%	24.8%	12/31/2019	1.36	0	0	0.25%	25.1%	12/31/2019	1.37	0	0	0.00%	25.5%
12/31/2018	1.08	0	0	0.50%	-8.3%	12/31/2018	1.09	0	0	0.25%	-8.1%	12/31/2018	1.09	0	0	0.00%	-7.9%
12/31/2017	1.18	0	0	0.50%	19.1%	12/31/2017	1.18	0	0	0.25%	19.4%	12/31/2017	1.19	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.8%
2020	1.7%
2019	2.7%
2018	5.0%
2017	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Mid Cap Value Fund R6 Class - 06-CRJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,884,922	$43,916,767	2,424,382
Receivables: investments sold	-
Payables: investments purchased	(270,274)
Net assets	$43,614,648

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,602,463	29,593,233	$1.47
Band 100	12,185	8,166	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$43,614,648	29,601,399

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$536,639
Mortality & expense charges			(375,034)
Net investment income (loss)			161,605

Gain (loss) on investments:
Net realized gain (loss)			687,746
Realized gain distributions			5,565,279
Net change in unrealized appreciation (depreciation)			(959,457)
Net gain (loss)			5,293,568

Increase (decrease) in net assets from operations			$5,455,173

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$161,605	$67,493
Net realized gain (loss)		687,746	(95,691)
Realized gain distributions		5,565,279	63,926
Net change in unrealized appreciation (depreciation)		(959,457)	221,152

Increase (decrease) in net assets from operations		5,455,173	256,880

Contract owner transactions:
Proceeds from units sold		32,031,908	4,858,889
Cost of units redeemed		(6,633,557)	(3,606,769)
Account charges		(29,535)	(13,713)
Increase (decrease)		25,368,816	1,238,407
Net increase (decrease)		30,823,989	1,495,287
Net assets, beginning		12,790,659	11,295,372
Net assets, ending		$43,614,648	$12,790,659

Units sold		23,944,244	4,798,117
Units redeemed		(4,935,786)	(3,625,224)
Net increase (decrease)		19,008,458	1,172,893
Units outstanding, beginning		10,592,941	9,420,048
Units outstanding, ending		29,601,399	10,592,941

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$52,454,888
Cost of units redeemed/account charges			(15,804,843)
Net investment income (loss)			324,205
Net realized gain (loss)			419,037
Realized gain distributions			6,253,206
Net change in unrealized appreciation (depreciation)			(31,845)
Net assets			$43,614,648

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	29,593	$43,602	1.25%	22.0%	12/31/2021	$1.49	8	$12	1.00%	22.3%	12/31/2021	$1.51	0	$0	0.75%	22.6%
12/31/2020	1.21	10,593	12,791	1.25%	0.7%	12/31/2020	1.22	0	0	1.00%	1.0%	12/31/2020	1.23	0	0	0.75%	1.2%
12/31/2019	1.20	9,420	11,295	1.25%	27.7%	12/31/2019	1.21	0	0	1.00%	28.0%	12/31/2019	1.22	0	0	0.75%	28.3%
12/31/2018	0.94	5,733	5,383	1.25%	-13.7%	12/31/2018	0.94	0	0	1.00%	-13.5%	12/31/2018	0.95	0	0	0.75%	-13.3%
12/31/2017	1.09	1,212	1,320	1.25%	10.6%	12/31/2017	1.09	0	0	1.00%	10.9%	12/31/2017	1.09	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	0	$0	0.50%	22.9%	12/31/2021	$1.55	0	$0	0.25%	23.2%	12/31/2021	$1.57	0	$0	0.00%	23.6%
12/31/2020	1.24	0	0	0.50%	1.5%	12/31/2020	1.26	0	0	0.25%	1.7%	12/31/2020	1.27	0	0	0.00%	2.0%
12/31/2019	1.23	0	0	0.50%	28.7%	12/31/2019	1.24	0	0	0.25%	29.0%	12/31/2019	1.25	0	0	0.00%	29.3%
12/31/2018	0.95	0	0	0.50%	-13.1%	12/31/2018	0.96	0	0	0.25%	-12.9%	12/31/2018	0.96	0	0	0.00%	-12.7%
12/31/2017	1.10	0	0	0.50%	11.4%	12/31/2017	1.10	0	0	0.25%	11.7%	12/31/2017	1.10	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.7%
2019	1.9%
2018	1.4%
2017	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Real Estate Fund R6 Class - 06-CRK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$446,584	$383,176	13,116
Receivables: investments sold	-
Payables: investments purchased	(493)
Net assets	$446,091

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$446,091	274,326	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.69
Band 25	-	-	1.71
Band 0	-	-	1.73
Total	$446,091	274,326

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,080
Mortality & expense charges			(4,643)
Net investment income (loss)			2,437

Gain (loss) on investments:
Net realized gain (loss)			10,130
Realized gain distributions			39,106
Net change in unrealized appreciation (depreciation)			76,640
Net gain (loss)			125,876

Increase (decrease) in net assets from operations			$128,313

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,437	$2,674
Net realized gain (loss)		10,130	(13,544)
Realized gain distributions		39,106	-
Net change in unrealized appreciation (depreciation)		76,640	(28,961)

Increase (decrease) in net assets from operations		128,313	(39,831)

Contract owner transactions:
Proceeds from units sold		82,428	83,915
Cost of units redeemed		(90,595)	(134,018)
Account charges		(1,118)	(1,075)
Increase (decrease)		(9,285)	(51,178)
Net increase (decrease)		119,028	(91,009)
Net assets, beginning		327,063	418,072
Net assets, ending		$446,091	$327,063

Units sold		62,613	77,329
Units redeemed		(69,990)	(122,761)
Net increase (decrease)		(7,377)	(45,432)
Units outstanding, beginning		281,703	327,135
Units outstanding, ending		274,326	281,703

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$991,484
Cost of units redeemed/account charges			(708,205)
Net investment income (loss)			17,122
Net realized gain (loss)			(16,890)
Realized gain distributions			99,172
Net change in unrealized appreciation (depreciation)			63,408
Net assets			$446,091

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.63	274	$446	1.25%	40.1%	12/31/2021	$1.65	0	$0	1.00%	40.4%	12/31/2021	$1.67	0	$0	0.75%	40.8%
12/31/2020	1.16	282	327	1.25%	-9.2%	12/31/2020	1.17	0	0	1.00%	-8.9%	12/31/2020	1.18	0	0	0.75%	-8.7%
12/31/2019	1.28	327	418	1.25%	29.5%	12/31/2019	1.29	0	0	1.00%	29.8%	12/31/2019	1.30	0	0	0.75%	30.2%
12/31/2018	0.99	288	284	1.25%	-5.8%	12/31/2018	0.99	0	0	1.00%	-5.6%	12/31/2018	1.00	0	0	0.75%	-5.4%
12/31/2017	1.05	509	533	1.25%	4.2%	12/31/2017	1.05	0	0	1.00%	4.5%	12/31/2017	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.69	0	$0	0.50%	41.1%	12/31/2021	$1.71	0	$0	0.25%	41.5%	12/31/2021	$1.73	0	$0	0.00%	41.8%
12/31/2020	1.20	0	0	0.50%	-8.5%	12/31/2020	1.21	0	0	0.25%	-8.2%	12/31/2020	1.22	0	0	0.00%	-8.0%
12/31/2019	1.31	0	0	0.50%	30.5%	12/31/2019	1.32	0	0	0.25%	30.8%	12/31/2019	1.33	0	0	0.00%	31.1%
12/31/2018	1.00	0	0	0.50%	-5.1%	12/31/2018	1.01	0	0	0.25%	-4.9%	12/31/2018	1.01	0	0	0.00%	-4.6%
12/31/2017	1.06	0	0	0.50%	5.0%	12/31/2017	1.06	0	0	0.25%	5.3%	12/31/2017	1.06	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	1.9%
2019	2.7%
2018	2.9%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Value Fund R6 Class - 06-CRM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,824,148	$7,463,053	788,651
Receivables: investments sold	-
Payables: investments purchased	(62,230)
Net assets	$8,761,918

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,615,990	4,960,770	$1.74
Band 100	-	-	1.76
Band 75	145,928	81,921	1.78
Band 50	-	-	1.80
Band 25	-	-	1.83
Band 0	-	-	1.85
Total	$8,761,918	5,042,691

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$44,122
Mortality & expense charges			(75,558)
Net investment income (loss)			(31,436)

Gain (loss) on investments:
Net realized gain (loss)			436,102
Realized gain distributions			568,864
Net change in unrealized appreciation (depreciation)			615,132
Net gain (loss)			1,620,098

Increase (decrease) in net assets from operations			$1,588,662

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(31,436)	$(11,226)
Net realized gain (loss)		436,102	(36,061)
Realized gain distributions		568,864	-
Net change in unrealized appreciation (depreciation)		615,132	661,424

Increase (decrease) in net assets from operations		1,588,662	614,137

Contract owner transactions:
Proceeds from units sold		4,876,048	1,929,351
Cost of units redeemed		(1,863,741)	(1,031,792)
Account charges		(6,281)	(5,156)
Increase (decrease)		3,006,026	892,403
Net increase (decrease)		4,594,688	1,506,540
Net assets, beginning		4,167,230	2,660,690
Net assets, ending		$8,761,918	$4,167,230

Units sold		2,936,522	2,313,412
Units redeemed		(1,148,999)	(1,301,499)
Net increase (decrease)		1,787,523	1,011,913
Units outstanding, beginning		3,255,168	2,243,255
Units outstanding, ending		5,042,691	3,255,168

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,645,203
Cost of units redeemed/account charges			(3,222,978)
Net investment income (loss)			(43,318)
Net realized gain (loss)			342,599
Realized gain distributions			679,317
Net change in unrealized appreciation (depreciation)			1,361,095
Net assets			$8,761,918

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	4,961	$8,616	1.25%	35.7%	12/31/2021	$1.76	0	$0	1.00%	36.1%	12/31/2021	$1.78	82	$146	0.75%	36.4%
12/31/2020	1.28	3,191	4,083	1.25%	8.0%	12/31/2020	1.29	0	0	1.00%	8.2%	12/31/2020	1.31	64	84	0.75%	8.5%
12/31/2019	1.19	2,140	2,536	1.25%	32.2%	12/31/2019	1.19	0	0	1.00%	32.6%	12/31/2019	1.20	103	124	0.75%	32.9%
12/31/2018	0.90	267	239	1.25%	-17.8%	12/31/2018	0.90	0	0	1.00%	-17.6%	12/31/2018	0.91	111	100	0.75%	-17.4%
12/31/2017	1.09	0	0	1.25%	9.2%	12/31/2017	1.09	0	0	1.00%	9.5%	12/31/2017	1.10	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.80	0	$0	0.50%	36.7%	12/31/2021	$1.83	0	$0	0.25%	37.1%	12/31/2021	$1.85	0	$0	0.00%	37.4%
12/31/2020	1.32	0	0	0.50%	8.8%	12/31/2020	1.33	0	0	0.25%	9.1%	12/31/2020	1.35	0	0	0.00%	9.3%
12/31/2019	1.21	0	0	0.50%	33.2%	12/31/2019	1.22	0	0	0.25%	33.6%	12/31/2019	1.23	0	0	0.00%	33.9%
12/31/2018	0.91	0	0	0.50%	-17.2%	12/31/2018	0.91	0	0	0.25%	-17.0%	12/31/2018	0.92	0	0	0.00%	-16.7%
12/31/2017	1.10	0	0	0.50%	10.0%	12/31/2017	1.10	0	0	0.25%	10.3%	12/31/2017	1.10	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.7%
2019	0.7%
2018	1.3%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,175,224	$5,662,327	637,047
Receivables: investments sold	3,972
Payables: investments purchased	-
Net assets	$5,179,196

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,179,196	2,941,271	$1.76
Band 100	-	-	1.78
Band 75	-	-	1.81
Band 50	-	-	1.83
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$5,179,196	2,941,271

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$95,305
Mortality & expense charges			(21,944)
Net investment income (loss)			73,361

Gain (loss) on investments:
Net realized gain (loss)			52,845
Realized gain distributions			526,353
Net change in unrealized appreciation (depreciation)			(542,225)
Net gain (loss)			36,973

Increase (decrease) in net assets from operations			$110,334

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73,361	$(1,755)
Net realized gain (loss)		52,845	(58,572)
Realized gain distributions		526,353	57,461
Net change in unrealized appreciation (depreciation)		(542,225)	166,202

Increase (decrease) in net assets from operations		110,334	163,336

Contract owner transactions:
Proceeds from units sold		5,796,706	102,044
Cost of units redeemed		(1,772,948)	(598,096)
Account charges		(603)	(641)
Increase (decrease)		4,023,155	(496,693)
Net increase (decrease)		4,133,489	(333,357)
Net assets, beginning		1,045,707	1,379,064
Net assets, ending		$5,179,196	$1,045,707

Units sold		4,847,055	76,123
Units redeemed		(2,582,816)	(446,220)
Net increase (decrease)		2,264,239	(370,097)
Units outstanding, beginning		677,032	1,047,129
Units outstanding, ending		2,941,271	677,032

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,288,054
Cost of units redeemed/account charges			(6,884,679)
Net investment income (loss)			77,608
Net realized gain (loss)			230,865
Realized gain distributions			954,451
Net change in unrealized appreciation (depreciation)			(487,103)
Net assets			$5,179,196

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	2,941	$5,179	1.25%	14.0%	12/31/2021	$1.78	0	$0	1.00%	14.3%	12/31/2021	$1.81	0	$0	0.75%	14.6%
12/31/2020	1.54	677	1,046	1.25%	17.3%	12/31/2020	1.56	0	0	1.00%	17.6%	12/31/2020	1.58	0	0	0.75%	17.9%
12/31/2019	1.32	1,047	1,379	1.25%	23.2%	12/31/2019	1.33	0	0	1.00%	23.5%	12/31/2019	1.34	0	0	0.75%	23.8%
12/31/2018	1.07	1,173	1,253	1.25%	-8.7%	12/31/2018	1.07	0	0	1.00%	-8.5%	12/31/2018	1.08	0	0	0.75%	-8.3%
12/31/2017	1.17	547	640	1.25%	18.1%	12/31/2017	1.17	0	0	1.00%	18.4%	12/31/2017	1.18	0	0	0.75%	18.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	0	$0	0.50%	14.9%	12/31/2021	$1.85	0	$0	0.25%	15.2%	12/31/2021	$1.88	0	$0	0.00%	15.4%
12/31/2020	1.59	0	0	0.50%	18.2%	12/31/2020	1.61	0	0	0.25%	18.5%	12/31/2020	1.62	0	0	0.00%	18.8%
12/31/2019	1.35	0	0	0.50%	24.2%	12/31/2019	1.36	0	0	0.25%	24.5%	12/31/2019	1.37	0	0	0.00%	24.8%
12/31/2018	1.09	0	0	0.50%	-8.1%	12/31/2018	1.09	0	0	0.25%	-7.8%	12/31/2018	1.10	0	0	0.00%	-7.6%
12/31/2017	1.18	0	0	0.50%	19.0%	12/31/2017	1.18	0	0	0.25%	19.2%	12/31/2017	1.19	0	0	0.00%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.1%
2020	0.9%
2019	2.5%
2018	2.0%
2017	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,465,003	$2,492,163	361,890
Receivables: investments sold	3,092
Payables: investments purchased	-
Net assets	$2,468,095

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,468,095	1,529,310	$1.61
Band 100	-	-	1.63
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$2,468,095	1,529,310

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$38,665
Mortality & expense charges			(26,873)
Net investment income (loss)			11,792

Gain (loss) on investments:
Net realized gain (loss)			28,950
Realized gain distributions			207,831
Net change in unrealized appreciation (depreciation)			(26,098)
Net gain (loss)			210,683

Increase (decrease) in net assets from operations			$222,475

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,792	$2,463
Net realized gain (loss)		28,950	(25,950)
Realized gain distributions		207,831	89,171
Net change in unrealized appreciation (depreciation)		(26,098)	222,593

Increase (decrease) in net assets from operations		222,475	288,277

Contract owner transactions:
Proceeds from units sold		940,750	257,080
Cost of units redeemed		(934,906)	(196,346)
Account charges		(1,060)	(725)
Increase (decrease)		4,784	60,009
Net increase (decrease)		227,259	348,286
Net assets, beginning		2,240,836	1,892,550
Net assets, ending		$2,468,095	$2,240,836

Units sold		965,443	199,339
Units redeemed		(980,977)	(157,438)
Net increase (decrease)		(15,534)	41,901
Units outstanding, beginning		1,544,844	1,502,943
Units outstanding, ending		1,529,310	1,544,844

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,004,953
Cost of units redeemed/account charges			(4,405,271)
Net investment income (loss)			48,959
Net realized gain (loss)			145,371
Realized gain distributions			701,243
Net change in unrealized appreciation (depreciation)			(27,160)
Net assets			$2,468,095

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	1,529	$2,468	1.25%	11.3%	12/31/2021	$1.63	0	$0	1.00%	11.5%	12/31/2021	$1.66	0	$0	0.75%	11.8%
12/31/2020	1.45	1,545	2,241	1.25%	15.2%	12/31/2020	1.47	0	0	1.00%	15.5%	12/31/2020	1.48	0	0	0.75%	15.8%
12/31/2019	1.26	1,503	1,893	1.25%	19.6%	12/31/2019	1.27	0	0	1.00%	19.9%	12/31/2019	1.28	0	0	0.75%	20.2%
12/31/2018	1.05	1,387	1,460	1.25%	-7.2%	12/31/2018	1.06	0	0	1.00%	-7.0%	12/31/2018	1.06	0	0	0.75%	-6.8%
12/31/2017	1.13	636	722	1.25%	14.1%	12/31/2017	1.14	0	0	1.00%	14.4%	12/31/2017	1.14	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	0.50%	12.1%	12/31/2021	$1.70	0	$0	0.25%	12.4%	12/31/2021	$1.72	0	$0	0.00%	12.7%
12/31/2020	1.50	0	0	0.50%	16.1%	12/31/2020	1.51	0	0	0.25%	16.3%	12/31/2020	1.53	0	0	0.00%	16.6%
12/31/2019	1.29	0	0	0.50%	20.5%	12/31/2019	1.30	0	0	0.25%	20.8%	12/31/2019	1.31	0	0	0.00%	21.1%
12/31/2018	1.07	0	0	0.50%	-6.5%	12/31/2018	1.07	0	0	0.25%	-6.3%	12/31/2018	1.08	0	0	0.00%	-6.1%
12/31/2017	1.14	0	0	0.50%	15.0%	12/31/2017	1.15	0	0	0.25%	15.3%	12/31/2017	1.15	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.3%
2019	2.0%
2018	2.4%
2017	8.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ultra Fund R6 Class - 06-CRT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,043,547	$2,058,409	32,870
Receivables: investments sold	-
Payables: investments purchased	(1,381)
Net assets	$3,042,166

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,042,166	971,250	$3.13
Band 100	-	-	3.17
Band 75	-	-	3.21
Band 50	-	-	3.25
Band 25	-	-	3.29
Band 0	-	-	3.34
Total	$3,042,166	971,250

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(33,062)
Net investment income (loss)			(33,062)

Gain (loss) on investments:
Net realized gain (loss)			129,609
Realized gain distributions			183,170
Net change in unrealized appreciation (depreciation)			225,113
Net gain (loss)			537,892

Increase (decrease) in net assets from operations			$504,830

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(33,062)	$(21,097)
Net realized gain (loss)		129,609	34,372
Realized gain distributions		183,170	64,320
Net change in unrealized appreciation (depreciation)		225,113	643,531

Increase (decrease) in net assets from operations		504,830	721,126

Contract owner transactions:
Proceeds from units sold		392,354	663,247
Cost of units redeemed		(363,342)	(106,123)
Account charges		(8,077)	(6,053)
Increase (decrease)		20,935	551,071
Net increase (decrease)		525,765	1,272,197
Net assets, beginning		2,516,401	1,244,204
Net assets, ending		$3,042,166	$2,516,401

Units sold		129,630	310,443
Units redeemed		(139,388)	(49,378)
Net increase (decrease)		(9,758)	261,065
Units outstanding, beginning		981,008	719,943
Units outstanding, ending		971,250	981,008

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,243,430
Cost of units redeemed/account charges			(645,001)
Net investment income (loss)			(70,677)
Net realized gain (loss)			164,112
Realized gain distributions			365,164
Net change in unrealized appreciation (depreciation)			985,138
Net assets			$3,042,166

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.13	971	$3,042	1.25%	22.1%	12/31/2021	$3.17	0	$0	1.00%	22.4%	12/31/2021	$3.21	0	$0	0.75%	22.7%
12/31/2020	2.57	981	2,516	1.25%	48.4%	12/31/2020	2.59	0	0	1.00%	48.8%	12/31/2020	2.62	0	0	0.75%	49.2%
12/31/2019	1.73	720	1,244	1.25%	33.4%	12/31/2019	1.74	0	0	1.00%	33.8%	12/31/2019	1.75	0	0	0.75%	34.1%
12/31/2018	1.30	731	947	1.25%	-0.3%	12/31/2018	1.30	0	0	1.00%	0.0%	12/31/2018	1.31	0	0	0.75%	0.2%
12/31/2017	1.30	0	0	1.25%	30.8%	12/31/2017	1.30	0	0	1.00%	31.1%	12/31/2017	1.31	0	0	0.75%	31.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.25	0	$0	0.50%	23.0%	12/31/2021	$3.29	0	$0	0.25%	23.3%	12/31/2021	$3.34	0	$0	0.00%	23.6%
12/31/2020	2.64	0	0	0.50%	49.5%	12/31/2020	2.67	0	0	0.25%	49.9%	12/31/2020	2.70	0	0	0.00%	50.3%
12/31/2019	1.77	0	0	0.50%	34.4%	12/31/2019	1.78	0	0	0.25%	34.8%	12/31/2019	1.80	0	0	0.00%	35.1%
12/31/2018	1.32	0	0	0.50%	0.5%	12/31/2018	1.32	0	0	0.25%	0.7%	12/31/2018	1.33	0	0	0.00%	1.0%
12/31/2017	1.31	0	0	0.50%	31.7%	12/31/2017	1.31	0	0	0.25%	32.1%	12/31/2017	1.32	0	0	0.00%	32.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice In Retirement Portfolio R6 Class - 06-CRH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,106,575	$32,601,785	3,006,792
Receivables: investments sold	36,035
Payables: investments purchased	-
Net assets	$32,142,610

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,142,610	22,932,013	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$32,142,610	22,932,013

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,534,288
Mortality & expense charges			(395,967)
Net investment income (loss)			1,138,321

Gain (loss) on investments:
Net realized gain (loss)			230,630
Realized gain distributions			1,528,438
Net change in unrealized appreciation (depreciation)			(626,051)
Net gain (loss)			1,133,017

Increase (decrease) in net assets from operations			$2,271,338

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,138,321	$132,414
Net realized gain (loss)		230,630	(19,180)
Realized gain distributions		1,528,438	723,008
Net change in unrealized appreciation (depreciation)		(626,051)	168,509

Increase (decrease) in net assets from operations		2,271,338	1,004,751

Contract owner transactions:
Proceeds from units sold		21,412,337	12,737,823
Cost of units redeemed		(5,395,221)	(1,708,082)
Account charges		(19,893)	(8,086)
Increase (decrease)		15,997,223	11,021,655
Net increase (decrease)		18,268,561	12,026,406
Net assets, beginning		13,874,049	1,847,643
Net assets, ending		$32,142,610	$13,874,049

Units sold		16,531,091	10,481,750
Units redeemed		(4,270,102)	(1,371,230)
Net increase (decrease)		12,260,989	9,110,520
Units outstanding, beginning		10,671,024	1,560,504
Units outstanding, ending		22,932,013	10,671,024

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$37,577,503
Cost of units redeemed/account charges			(8,907,436)
Net investment income (loss)			1,337,486
Net realized gain (loss)			192,059
Realized gain distributions			2,438,208
Net change in unrealized appreciation (depreciation)			(495,210)
Net assets			$32,142,610

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	22,932	$32,143	1.25%	7.8%	12/31/2021	$1.42	0	$0	1.00%	8.1%	12/31/2021	$1.44	0	$0	0.75%	8.3%
12/31/2020	1.30	10,671	13,874	1.25%	9.8%	12/31/2020	1.31	0	0	1.00%	10.1%	12/31/2020	1.33	0	0	0.75%	10.4%
12/31/2019	1.18	1,561	1,848	1.25%	14.8%	12/31/2019	1.19	0	0	1.00%	15.1%	12/31/2019	1.20	0	0	0.75%	15.4%
12/31/2018	1.03	1,540	1,588	1.25%	-5.1%	12/31/2018	1.04	0	0	1.00%	-4.8%	12/31/2018	1.04	0	0	0.75%	-4.6%
12/31/2017	1.09	430	467	1.25%	9.1%	12/31/2017	1.09	0	0	1.00%	9.4%	12/31/2017	1.09	0	0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	0.50%	8.6%	12/31/2021	$1.47	0	$0	0.25%	8.9%	12/31/2021	$1.49	0	$0	0.00%	9.2%
12/31/2020	1.34	0	0	0.50%	10.6%	12/31/2020	1.35	0	0	0.25%	10.9%	12/31/2020	1.37	0	0	0.00%	11.2%
12/31/2019	1.21	0	0	0.50%	15.7%	12/31/2019	1.22	0	0	0.25%	16.0%	12/31/2019	1.23	0	0	0.00%	16.3%
12/31/2018	1.05	0	0	0.50%	-4.3%	12/31/2018	1.05	0	0	0.25%	-4.1%	12/31/2018	1.06	0	0	0.00%	-3.9%
12/31/2017	1.09	0	0	0.50%	9.9%	12/31/2017	1.10	0	0	0.25%	10.2%	12/31/2017	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.7%
2020	2.5%
2019	2.8%
2018	4.8%
2017	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,161,219	$1,128,322	193,824
Receivables: investments sold	1,730
Payables: investments purchased	-
Net assets	$1,162,949

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,162,949	804,025	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$1,162,949	804,025

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$19,911
Mortality & expense charges			(13,440)
Net investment income (loss)			6,471

Gain (loss) on investments:
Net realized gain (loss)			12,474
Realized gain distributions			77,512
Net change in unrealized appreciation (depreciation)			(11,752)
Net gain (loss)			78,234

Increase (decrease) in net assets from operations			$84,705

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,471	$(117)
Net realized gain (loss)		12,474	(14,705)
Realized gain distributions		77,512	30,487
Net change in unrealized appreciation (depreciation)		(11,752)	99,870

Increase (decrease) in net assets from operations		84,705	115,535

Contract owner transactions:
Proceeds from units sold		207,943	180,559
Cost of units redeemed		(133,429)	(375,863)
Account charges		(552)	(929)
Increase (decrease)		73,962	(196,233)
Net increase (decrease)		158,667	(80,698)
Net assets, beginning		1,004,282	1,084,980
Net assets, ending		$1,162,949	$1,004,282

Units sold		170,157	149,413
Units redeemed		(118,648)	(310,165)
Net increase (decrease)		51,509	(160,752)
Units outstanding, beginning		752,516	913,268
Units outstanding, ending		804,025	752,516

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,035,628
Cost of units redeemed/account charges			(1,189,433)
Net investment income (loss)			26,432
Net realized gain (loss)			(13,051)
Realized gain distributions			270,476
Net change in unrealized appreciation (depreciation)			32,897
Net assets			$1,162,949

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	804	$1,163	1.25%	8.4%	12/31/2021	$1.46	0	$0	1.00%	8.7%	12/31/2021	$1.48	0	$0	0.75%	8.9%
12/31/2020	1.33	753	1,004	1.25%	12.3%	12/31/2020	1.35	0	0	1.00%	12.6%	12/31/2020	1.36	0	0	0.75%	12.9%
12/31/2019	1.19	913	1,085	1.25%	15.1%	12/31/2019	1.20	0	0	1.00%	15.4%	12/31/2019	1.21	0	0	0.75%	15.7%
12/31/2018	1.03	1,019	1,052	1.25%	-5.6%	12/31/2018	1.04	0	0	1.00%	-5.3%	12/31/2018	1.04	0	0	0.75%	-5.1%
12/31/2017	1.09	780	853	1.25%	9.8%	12/31/2017	1.10	0	0	1.00%	10.1%	12/31/2017	1.10	0	0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	9.2%	12/31/2021	$1.52	0	$0	0.25%	9.5%	12/31/2021	$1.54	0	$0	0.00%	9.7%
12/31/2020	1.38	0	0	0.50%	13.2%	12/31/2020	1.39	0	0	0.25%	13.5%	12/31/2020	1.40	0	0	0.00%	13.7%
12/31/2019	1.22	0	0	0.50%	16.0%	12/31/2019	1.22	0	0	0.25%	16.3%	12/31/2019	1.23	0	0	0.00%	16.5%
12/31/2018	1.05	0	0	0.50%	-4.9%	12/31/2018	1.05	0	0	0.25%	-4.6%	12/31/2018	1.06	0	0	0.00%	-4.4%
12/31/2017	1.10	0	0	0.50%	10.7%	12/31/2017	1.10	0	0	0.25%	10.9%	12/31/2017	1.11	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	1.1%
2019	1.9%
2018	2.2%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$306,121	$305,627	23,908
Receivables: investments sold	1,098
Payables: investments purchased	-
Net assets	$307,219

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$307,219	250,054	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$307,219	250,054

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,248
Mortality & expense charges			(2,943)
Net investment income (loss)			10,305

Gain (loss) on investments:
Net realized gain (loss)			4,525
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,989)
Net gain (loss)			2,536

Increase (decrease) in net assets from operations			$12,841

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,305	$77
Net realized gain (loss)		4,525	11
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,989)	3,038

Increase (decrease) in net assets from operations		12,841	3,126

Contract owner transactions:
Proceeds from units sold		334,730	2,466
Cost of units redeemed		(78,734)	-
Account charges		(17)	(7)
Increase (decrease)		255,979	2,459
Net increase (decrease)		268,820	5,585
Net assets, beginning		38,399	32,814
Net assets, ending		$307,219	$38,399

Units sold		282,809	2,205
Units redeemed		(65,673)	(6)
Net increase (decrease)		217,136	2,199
Units outstanding, beginning		32,918	30,719
Units outstanding, ending		250,054	32,918

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$369,980
Cost of units redeemed/account charges			(78,759)
Net investment income (loss)			10,968
Net realized gain (loss)			4,536
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			494
Net assets			$307,219

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	250	$307	1.25%	5.3%	12/31/2021	$1.24	0	$0	1.00%	5.6%	12/31/2021	$1.25	0	$0	0.75%	5.9%
12/31/2020	1.17	33	38	1.25%	9.2%	12/31/2020	1.17	0	0	1.00%	9.5%	12/31/2020	1.18	0	0	0.75%	9.8%
12/31/2019	1.07	31	33	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	7.1%	12/31/2019	1.07	0	0	0.75%	7.3%
12/31/2018	1.00	0	0	1.25%	0.0%	12/31/2018	1.00	0	0	1.00%	0.1%	12/31/2018	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	0.50%	6.1%	12/31/2021	$1.27	0	$0	0.25%	6.4%	12/31/2021	$1.28	0	$0	0.00%	6.6%
12/31/2020	1.19	0	0	0.50%	10.0%	12/31/2020	1.19	0	0	0.25%	10.3%	12/31/2020	1.20	0	0	0.00%	10.6%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.1%
12/31/2018	1.00	0	0	0.50%	0.2%	12/31/2018	1.00	0	0	0.25%	0.2%	12/31/2018	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.7%
2020	1.5%
2019	3.7%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,239,367	$8,598,563	1,120,054
Receivables: investments sold	1,086
Payables: investments purchased	-
Net assets	$9,240,453

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,240,453	2,481,039	$3.72
Band 100	-	-	3.90
Band 75	-	-	4.08
Band 50	-	-	4.27
Band 25	-	-	4.47
Band 0	-	-	4.76
Total	$9,240,453	2,481,039

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$137,033
Mortality & expense charges			(146,383)
Net investment income (loss)			(9,350)

Gain (loss) on investments:
Net realized gain (loss)			944,863
Realized gain distributions			935,485
Net change in unrealized appreciation (depreciation)			(289,972)
Net gain (loss)			1,590,376

Increase (decrease) in net assets from operations			$1,581,026

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,350)	$(60,694)
Net realized gain (loss)		944,863	50,443
Realized gain distributions		935,485	659,126
Net change in unrealized appreciation (depreciation)		(289,972)	1,204,985

Increase (decrease) in net assets from operations		1,581,026	1,853,860

Contract owner transactions:
Proceeds from units sold		819,864	1,144,587
Cost of units redeemed		(5,310,658)	(2,873,973)
Account charges		(5,523)	(5,287)
Increase (decrease)		(4,496,317)	(1,734,673)
Net increase (decrease)		(2,915,291)	119,187
Net assets, beginning		12,155,744	12,036,557
Net assets, ending		$9,240,453	$12,155,744

Units sold		240,157	436,294
Units redeemed		(1,464,278)	(1,020,657)
Net increase (decrease)		(1,224,121)	(584,363)
Units outstanding, beginning		3,705,160	4,289,523
Units outstanding, ending		2,481,039	3,705,160

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$106,524,509
Cost of units redeemed/account charges			(128,898,422)
Net investment income (loss)			(140,237)
Net realized gain (loss)			3,093,809
Realized gain distributions			28,019,990
Net change in unrealized appreciation (depreciation)			640,804
Net assets			$9,240,453

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.72	2,481	$9,240	1.25%	13.5%	12/31/2021	$3.90	0	$0	1.00%	13.8%	12/31/2021	$4.08	0	$0	0.75%	14.1%
12/31/2020	3.28	3,705	12,156	1.25%	16.9%	12/31/2020	3.43	0	0	1.00%	17.2%	12/31/2020	3.58	0	0	0.75%	17.5%
12/31/2019	2.81	4,290	12,037	1.25%	22.8%	12/31/2019	2.92	0	0	1.00%	23.1%	12/31/2019	3.04	0	0	0.75%	23.5%
12/31/2018	2.28	12,547	28,662	1.25%	-9.1%	12/31/2018	2.37	0	0	1.00%	-8.9%	12/31/2018	2.47	0	0	0.75%	-8.7%
12/31/2017	2.51	16,432	41,303	1.25%	17.8%	12/31/2017	2.60	0	0	1.00%	18.1%	12/31/2017	2.70	0	0	0.75%	18.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.27	0	$0	0.50%	14.4%	12/31/2021	$4.47	0	$0	0.25%	14.7%	12/31/2021	$4.76	0	$0	0.00%	15.0%
12/31/2020	3.73	0	0	0.50%	17.8%	12/31/2020	3.90	0	0	0.25%	18.1%	12/31/2020	4.14	0	0	0.00%	18.4%
12/31/2019	3.17	0	0	0.50%	23.8%	12/31/2019	3.30	0	0	0.25%	24.1%	12/31/2019	3.50	0	0	0.00%	24.4%
12/31/2018	2.56	0	0	0.50%	-8.4%	12/31/2018	2.66	0	0	0.25%	-8.2%	12/31/2018	2.81	0	0	0.00%	-8.0%
12/31/2017	2.80	0	0	0.50%	18.6%	12/31/2017	2.90	0	0	0.25%	18.9%	12/31/2017	3.05	0	0	0.00%	19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	0.7%
2019	1.5%
2018	1.1%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,968,779	$1,860,414	327,918
Receivables: investments sold	-
Payables: investments purchased	(1,271)
Net assets	$1,967,508

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,967,508	796,364	$2.47
Band 100	-	-	2.59
Band 75	-	-	2.71
Band 50	-	-	2.83
Band 25	-	-	2.97
Band 0	-	-	3.16
Total	$1,967,508	796,364

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$29,620
Mortality & expense charges			(25,802)
Net investment income (loss)			3,818

Gain (loss) on investments:
Net realized gain (loss)			64,807
Realized gain distributions			131,667
Net change in unrealized appreciation (depreciation)			(39,035)
Net gain (loss)			157,439

Increase (decrease) in net assets from operations			$161,257

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,818	$(8,367)
Net realized gain (loss)		64,807	9,235
Realized gain distributions		131,667	66,409
Net change in unrealized appreciation (depreciation)		(39,035)	179,535

Increase (decrease) in net assets from operations		161,257	246,812

Contract owner transactions:
Proceeds from units sold		225,771	218,115
Cost of units redeemed		(603,959)	(455,667)
Account charges		(810)	(1,071)
Increase (decrease)		(378,998)	(238,623)
Net increase (decrease)		(217,741)	8,189
Net assets, beginning		2,185,249	2,177,060
Net assets, ending		$1,967,508	$2,185,249

Units sold		99,589	110,245
Units redeemed		(258,513)	(220,322)
Net increase (decrease)		(158,924)	(110,077)
Units outstanding, beginning		955,288	1,065,365
Units outstanding, ending		796,364	955,288

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$39,537,861
Cost of units redeemed/account charges			(42,768,744)
Net investment income (loss)			199,631
Net realized gain (loss)			501,084
Realized gain distributions			4,389,311
Net change in unrealized appreciation (depreciation)			108,365
Net assets			$1,967,508

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.47	796	$1,968	1.25%	8.0%	12/31/2021	$2.59	0	$0	1.00%	8.3%	12/31/2021	$2.71	0	$0	0.75%	8.5%
12/31/2020	2.29	955	2,185	1.25%	11.9%	12/31/2020	2.39	0	0	1.00%	12.2%	12/31/2020	2.49	0	0	0.75%	12.5%
12/31/2019	2.04	1,065	2,177	1.25%	14.7%	12/31/2019	2.13	0	0	1.00%	15.0%	12/31/2019	2.22	0	0	0.75%	15.3%
12/31/2018	1.78	3,668	6,535	1.25%	-5.9%	12/31/2018	1.85	0	0	1.00%	-5.7%	12/31/2018	1.92	0	0	0.75%	-5.4%
12/31/2017	1.89	4,754	9,000	1.25%	9.5%	12/31/2017	1.96	0	0	1.00%	9.7%	12/31/2017	2.03	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.83	0	$0	0.50%	8.8%	12/31/2021	$2.97	0	$0	0.25%	9.1%	12/31/2021	$3.16	0	$0	0.00%	9.4%
12/31/2020	2.60	0	0	0.50%	12.8%	12/31/2020	2.72	0	0	0.25%	13.1%	12/31/2020	2.89	0	0	0.00%	13.3%
12/31/2019	2.31	0	0	0.50%	15.6%	12/31/2019	2.40	0	0	0.25%	15.8%	12/31/2019	2.55	0	0	0.00%	16.1%
12/31/2018	2.00	0	0	0.50%	-5.2%	12/31/2018	2.08	0	0	0.25%	-4.9%	12/31/2018	2.19	0	0	0.00%	-4.7%
12/31/2017	2.11	0	0	0.50%	10.3%	12/31/2017	2.18	0	0	0.25%	10.6%	12/31/2017	2.30	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	0.9%
2019	1.0%
2018	1.6%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Moderate Fund Investor Class - 06-490

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,161,000	$11,070,111	1,781,112
Receivables: investments sold	3,998
Payables: investments purchased	-
Net assets	$12,164,998

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,164,998	3,817,079	$3.19
Band 100	-	-	3.34
Band 75	-	-	3.49
Band 50	-	-	3.65
Band 25	-	-	3.83
Band 0	-	-	4.07
Total	$12,164,998	3,817,079

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$161,473
Mortality & expense charges			(148,651)
Net investment income (loss)			12,822

Gain (loss) on investments:
Net realized gain (loss)			236,035
Realized gain distributions			1,025,098
Net change in unrealized appreciation (depreciation)			(61,965)
Net gain (loss)			1,199,168

Increase (decrease) in net assets from operations			$1,211,990

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,822	$(34,491)
Net realized gain (loss)		236,035	139,441
Realized gain distributions		1,025,098	456,943
Net change in unrealized appreciation (depreciation)		(61,965)	1,006,576

Increase (decrease) in net assets from operations		1,211,990	1,568,469

Contract owner transactions:
Proceeds from units sold		1,046,318	1,056,058
Cost of units redeemed		(1,562,166)	(2,600,945)
Account charges		(4,070)	(4,305)
Increase (decrease)		(519,918)	(1,549,192)
Net increase (decrease)		692,072	19,277
Net assets, beginning		11,472,926	11,453,649
Net assets, ending		$12,164,998	$11,472,926

Units sold		404,364	474,755
Units redeemed		(577,789)	(1,056,214)
Net increase (decrease)		(173,425)	(581,459)
Units outstanding, beginning		3,990,504	4,571,963
Units outstanding, ending		3,817,079	3,990,504

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$231,765,504
Cost of units redeemed/account charges			(265,288,656)
Net investment income (loss)			838,624
Net realized gain (loss)			708,911
Realized gain distributions			43,049,726
Net change in unrealized appreciation (depreciation)			1,090,889
Net assets			$12,164,998

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.19	3,817	$12,165	1.25%	10.8%	12/31/2021	$3.34	0	$0	1.00%	11.1%	12/31/2021	$3.49	0	$0	0.75%	11.4%
12/31/2020	2.88	3,991	11,473	1.25%	14.8%	12/31/2020	3.00	0	0	1.00%	15.1%	12/31/2020	3.13	0	0	0.75%	15.3%
12/31/2019	2.51	4,572	11,454	1.25%	19.2%	12/31/2019	2.61	0	0	1.00%	19.5%	12/31/2019	2.72	0	0	0.75%	19.8%
12/31/2018	2.10	27,956	58,774	1.25%	-7.5%	12/31/2018	2.18	0	0	1.00%	-7.3%	12/31/2018	2.27	0	0	0.75%	-7.1%
12/31/2017	2.27	32,675	74,284	1.25%	13.7%	12/31/2017	2.36	0	0	1.00%	14.0%	12/31/2017	2.44	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.65	0	$0	0.50%	11.7%	12/31/2021	$3.83	0	$0	0.25%	12.0%	12/31/2021	$4.07	0	$0	0.00%	12.2%
12/31/2020	3.27	0	0	0.50%	15.6%	12/31/2020	3.42	0	0	0.25%	15.9%	12/31/2020	3.63	0	0	0.00%	16.2%
12/31/2019	2.83	0	0	0.50%	20.1%	12/31/2019	2.95	0	0	0.25%	20.4%	12/31/2019	3.12	0	0	0.00%	20.7%
12/31/2018	2.36	0	0	0.50%	-6.8%	12/31/2018	2.45	0	0	0.25%	-6.6%	12/31/2018	2.59	0	0	0.00%	-6.4%
12/31/2017	2.53	0	0	0.50%	14.6%	12/31/2017	2.62	0	0	0.25%	14.8%	12/31/2017	2.76	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	0.9%
2019	0.6%
2018	1.4%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Opp Fund Investor Class - 06-3VG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,581	$33,571	2,575
Receivables: investments sold	294
Payables: investments purchased	-
Net assets	$30,875

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,875	20,136	$1.53
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$30,875	20,136

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$99
Mortality & expense charges			(300)
Net investment income (loss)			(201)

Gain (loss) on investments:
Net realized gain (loss)			19
Realized gain distributions			4,470
Net change in unrealized appreciation (depreciation)			(2,990)
Net gain (loss)			1,499

Increase (decrease) in net assets from operations			$1,298

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(201)	$-
Net realized gain (loss)		19	-
Realized gain distributions		4,470	-
Net change in unrealized appreciation (depreciation)		(2,990)	-

Increase (decrease) in net assets from operations		1,298	-

Contract owner transactions:
Proceeds from units sold		29,723	-
Cost of units redeemed		-	-
Account charges		(146)	-
Increase (decrease)		29,577	-
Net increase (decrease)		30,875	-
Net assets, beginning		-	-
Net assets, ending		$30,875	$-

Units sold		20,232	-
Units redeemed		(96)	-
Net increase (decrease)		20,136	-
Units outstanding, beginning		-	-
Units outstanding, ending		20,136	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$29,723
Cost of units redeemed/account charges			(146)
Net investment income (loss)			(201)
Net realized gain (loss)			19
Realized gain distributions			4,470
Net change in unrealized appreciation (depreciation)			(2,990)
Net assets			$30,875

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	20	$31	1.25%	4.1%	12/31/2021	$1.54	0	$0	1.00%	4.4%	12/31/2021	$1.56	0	$0	0.75%	4.6%
12/31/2020	1.47	0	0	1.25%	29.5%	12/31/2020	1.48	0	0	1.00%	29.8%	12/31/2020	1.49	0	0	0.75%	30.1%
12/31/2019	1.14	0	0	1.25%	13.8%	12/31/2019	1.14	0	0	1.00%	14.0%	12/31/2019	1.14	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	0.50%	4.9%	12/31/2021	$1.58	0	$0	0.25%	5.1%	12/31/2021	$1.59	0	$0	0.00%	5.4%
12/31/2020	1.49	0	0	0.50%	30.4%	12/31/2020	1.50	0	0	0.25%	30.8%	12/31/2020	1.51	0	0	0.00%	31.1%
12/31/2019	1.15	0	0	0.50%	14.5%	12/31/2019	1.15	0	0	0.25%	14.7%	12/31/2019	1.15	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Opportunities Fund A Class - 06-3VH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,056	$49,318	4,860
Receivables: investments sold	1,540
Payables: investments purchased	-
Net assets	$57,596

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,596	37,822	$1.52
Band 100	-	-	1.53
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.57
Band 0	-	-	1.58
Total	$57,596	37,822

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$51
Mortality & expense charges			(712)
Net investment income (loss)			(661)

Gain (loss) on investments:
Net realized gain (loss)			2,389
Realized gain distributions			8,318
Net change in unrealized appreciation (depreciation)			(7,809)
Net gain (loss)			2,898

Increase (decrease) in net assets from operations			$2,237

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(661)	$(519)
Net realized gain (loss)		2,389	376
Realized gain distributions		8,318	1,648
Net change in unrealized appreciation (depreciation)		(7,809)	10,498

Increase (decrease) in net assets from operations		2,237	12,003

Contract owner transactions:
Proceeds from units sold		8,934	3,883
Cost of units redeemed		(4,383)	(4,434)
Account charges		(42)	(2)
Increase (decrease)		4,509	(553)
Net increase (decrease)		6,746	11,450
Net assets, beginning		50,850	39,400
Net assets, ending		$57,596	$50,850

Units sold		5,866	3,419
Units redeemed		(2,739)	(3,442)
Net increase (decrease)		3,127	(23)
Units outstanding, beginning		34,695	34,718
Units outstanding, ending		37,822	34,695

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$49,540
Cost of units redeemed/account charges			(10,178)
Net investment income (loss)			(1,249)
Net realized gain (loss)			2,779
Realized gain distributions			9,966
Net change in unrealized appreciation (depreciation)			6,738
Net assets			$57,596

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	38	$58	1.25%	3.9%	12/31/2021	$1.53	0	$0	1.00%	4.2%	12/31/2021	$1.54	0	$0	0.75%	4.4%
12/31/2020	1.47	35	51	1.25%	29.1%	12/31/2020	1.47	0	0	1.00%	29.5%	12/31/2020	1.48	0	0	0.75%	29.8%
12/31/2019	1.13	35	39	1.25%	13.5%	12/31/2019	1.14	0	0	1.00%	13.7%	12/31/2019	1.14	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	0	$0	0.50%	4.7%	12/31/2021	$1.57	0	$0	0.25%	4.9%	12/31/2021	$1.58	0	$0	0.00%	5.2%
12/31/2020	1.49	0	0	0.50%	30.1%	12/31/2020	1.49	0	0	0.25%	30.4%	12/31/2020	1.50	0	0	0.00%	30.8%
12/31/2019	1.14	0	0	0.50%	14.2%	12/31/2019	1.14	0	0	0.25%	14.5%	12/31/2019	1.15	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.0%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2015 R6 Class - 06-66V (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-0.5%	12/31/2021	$1.00	0	$0	1.00%	-0.5%	12/31/2021	$1.00	0	$0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	-0.4%	12/31/2021	$1.00	0	$0	0.25%	-0.4%	12/31/2021	$1.00	0	$0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2020 R6 Class - 06-66W (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-0.5%	12/31/2021	$0.99	0	$0	1.00%	-0.5%	12/31/2021	$1.00	0	$0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	-0.4%	12/31/2021	$1.00	0	$0	0.25%	-0.4%	12/31/2021	$1.00	0	$0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2025 R6 Class - 06-66X (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-0.7%	12/31/2021	$0.99	0	$0	1.00%	-0.7%	12/31/2021	$0.99	0	$0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-0.6%	12/31/2021	$0.99	0	$0	0.25%	-0.6%	12/31/2021	$0.99	0	$0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2030 R6 Class - 06-66Y (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-0.9%	12/31/2021	$0.99	0	$0	1.00%	-0.8%	12/31/2021	$0.99	0	$0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-0.8%	12/31/2021	$0.99	0	$0	0.25%	-0.7%	12/31/2021	$0.99	0	$0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2035 R6 Class - 06-67C (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-1.1%	12/31/2021	$0.99	0	$0	1.00%	-1.1%	12/31/2021	$0.99	0	$0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-1.0%	12/31/2021	$0.99	0	$0	0.25%	-1.0%	12/31/2021	$0.99	0	$0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2040 R6 Class - 06-67F (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-1.2%	12/31/2021	$0.99	0	$0	1.00%	-1.2%	12/31/2021	$0.99	0	$0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-1.2%	12/31/2021	$0.99	0	$0	0.25%	-1.1%	12/31/2021	$0.99	0	$0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2045 R6 Class - 06-67G (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-1.5%	12/31/2021	$0.99	0	$0	1.00%	-1.4%	12/31/2021	$0.99	0	$0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-1.4%	12/31/2021	$0.99	0	$0	0.25%	-1.3%	12/31/2021	$0.99	0	$0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2050 R6 Class - 06-67H (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	0	$0	1.25%	-1.5%	12/31/2021	$0.98	0	$0	1.00%	-1.5%	12/31/2021	$0.99	0	$0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-1.5%	12/31/2021	$0.99	0	$0	0.25%	-1.4%	12/31/2021	$0.99	0	$0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2055 R6 Class - 06-67J (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	0	$0	1.25%	-1.6%	12/31/2021	$0.98	0	$0	1.00%	-1.5%	12/31/2021	$0.98	0	$0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-1.5%	12/31/2021	$0.99	0	$0	0.25%	-1.5%	12/31/2021	$0.99	0	$0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2060 R6 Class - 06-67K (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	0	$0	1.25%	-1.6%	12/31/2021	$0.98	0	$0	1.00%	-1.5%	12/31/2021	$0.98	0	$0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-1.5%	12/31/2021	$0.99	0	$0	0.25%	-1.5%	12/31/2021	$0.99	0	$0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2065 R6 Class - 06-67M (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	0	$0	1.25%	-1.7%	12/31/2021	$0.98	0	$0	1.00%	-1.6%	12/31/2021	$0.98	0	$0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	0	$0	0.50%	-1.6%	12/31/2021	$0.98	0	$0	0.25%	-1.5%	12/31/2021	$0.98	0	$0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2065 R6 Class - 06-63X

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,216	$14,345	1,127
Receivables: investments sold	102
Payables: investments purchased	-
Net assets	$14,318

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,318	14,132	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$14,318	14,132

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$134
Mortality & expense charges			(4)
Net investment income (loss)			130

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			(129)
Net gain (loss)			(125)

Increase (decrease) in net assets from operations			$5

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$130	$-
Net realized gain (loss)		-	-
Realized gain distributions		4	-
Net change in unrealized appreciation (depreciation)		(129)	-

Increase (decrease) in net assets from operations		5	-

Contract owner transactions:
Proceeds from units sold		14,313	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		14,313	-
Net increase (decrease)		14,318	-
Net assets, beginning		-	-
Net assets, ending		$14,318	$-

Units sold		14,132	-
Units redeemed		-	-
Net increase (decrease)		14,132	-
Units outstanding, beginning		-	-
Units outstanding, ending		14,132	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,313
Cost of units redeemed/account charges			-
Net investment income (loss)			130
Net realized gain (loss)			-
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			(129)
Net assets			$14,318

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	14	$14	1.25%	1.3%	12/31/2021	$1.01	0	$0	1.00%	1.4%	12/31/2021	$1.01	0	$0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.5%	12/31/2021	$1.02	0	$0	0.25%	1.6%	12/31/2021	$1.02	0	$0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2065 A Class - 06-63T

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,189	$4,298	330
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$4,185

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,185	4,140	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$4,185	4,140

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$147
Mortality & expense charges			(5)
Net investment income (loss)			142

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			(109)
Net gain (loss)			(103)

Increase (decrease) in net assets from operations			$39

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$142	$-
Net realized gain (loss)		-	-
Realized gain distributions		6	-
Net change in unrealized appreciation (depreciation)		(109)	-

Increase (decrease) in net assets from operations		39	-

Contract owner transactions:
Proceeds from units sold		4,153	-
Cost of units redeemed		-	-
Account charges		(7)	-
Increase (decrease)		4,146	-
Net increase (decrease)		4,185	-
Net assets, beginning		-	-
Net assets, ending		$4,185	$-

Units sold		4,147	-
Units redeemed		(7)	-
Net increase (decrease)		4,140	-
Units outstanding, beginning		-	-
Units outstanding, ending		4,140	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,153
Cost of units redeemed/account charges			(7)
Net investment income (loss)			142
Net realized gain (loss)			-
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			(109)
Net assets			$4,185

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	4	$4	1.25%	1.1%	12/31/2021	$1.01	0	$0	1.00%	1.2%	12/31/2021	$1.01	0	$0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	1.3%	12/31/2021	$1.01	0	$0	0.25%	1.4%	12/31/2021	$1.01	0	$0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2065 Inv Class - 06-63N

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,088	$3,180	293
Receivables: investments sold	639
Payables: investments purchased	-
Net assets	$3,727

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,727	3,683	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$3,727	3,683

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$117
Mortality & expense charges			(2)
Net investment income (loss)			115

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			(92)
Net gain (loss)			(88)

Increase (decrease) in net assets from operations			$27

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$115	$-
Net realized gain (loss)		-	-
Realized gain distributions		4	-
Net change in unrealized appreciation (depreciation)		(92)	-

Increase (decrease) in net assets from operations		27	-

Contract owner transactions:
Proceeds from units sold		3,806	-
Cost of units redeemed		(104)	-
Account charges		(2)	-
Increase (decrease)		3,700	-
Net increase (decrease)		3,727	-
Net assets, beginning		-	-
Net assets, ending		$3,727	$-

Units sold		3,789	-
Units redeemed		(106)	-
Net increase (decrease)		3,683	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,683	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,806
Cost of units redeemed/account charges			(106)
Net investment income (loss)			115
Net realized gain (loss)			-
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			(92)
Net assets			$3,727

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	4	$4	1.25%	1.2%	12/31/2021	$1.01	0	$0	1.00%	1.3%	12/31/2021	$1.01	0	$0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	1.4%	12/31/2021	$1.01	0	$0	0.25%	1.5%	12/31/2021	$1.02	0	$0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2055 Portfolio Investor Class - 06-436

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,209,702	$6,347,669	408,017
Receivables: investments sold	12,216
Payables: investments purchased	-
Net assets	$7,221,918

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,221,918	2,953,500	$2.45
Band 100	-	-	2.51
Band 75	-	-	2.58
Band 50	-	-	2.65
Band 25	-	-	2.72
Band 0	-	-	2.80
Total	$7,221,918	2,953,500

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$267,778
Mortality & expense charges			(88,596)
Net investment income (loss)			179,182

Gain (loss) on investments:
Net realized gain (loss)			1,571,319
Realized gain distributions			235,053
Net change in unrealized appreciation (depreciation)			(1,035,254)
Net gain (loss)			771,118

Increase (decrease) in net assets from operations			$950,300

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$179,182	$(42,620)
Net realized gain (loss)		1,571,319	(53,949)
Realized gain distributions		235,053	570,786
Net change in unrealized appreciation (depreciation)		(1,035,254)	1,397,722

Increase (decrease) in net assets from operations		950,300	1,871,939

Contract owner transactions:
Proceeds from units sold		1,984,444	3,357,116
Cost of units redeemed		(9,453,698)	(3,888,987)
Account charges		(10,349)	(18,380)
Increase (decrease)		(7,479,603)	(550,251)
Net increase (decrease)		(6,529,303)	1,321,688
Net assets, beginning		13,751,221	12,429,533
Net assets, ending		$7,221,918	$13,751,221

Units sold		866,383	1,892,702
Units redeemed		(4,237,089)	(2,220,659)
Net increase (decrease)		(3,370,706)	(327,957)
Units outstanding, beginning		6,324,206	6,652,163
Units outstanding, ending		2,953,500	6,324,206

* Date of Fund Inception into Variable Account: 4 /1 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,800,642
Cost of units redeemed/account charges			(30,490,475)
Net investment income (loss)			410,712
Net realized gain (loss)			2,315,307
Realized gain distributions			2,323,699
Net change in unrealized appreciation (depreciation)			862,033
Net assets			$7,221,918

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.45	2,953	$7,222	1.25%	12.5%	12/31/2021	$2.51	0	$0	1.00%	12.7%	12/31/2021	$2.58	0	$0	0.75%	13.0%
12/31/2020	2.17	6,324	13,751	1.25%	16.4%	12/31/2020	2.23	0	0	1.00%	16.7%	12/31/2020	2.28	0	0	0.75%	17.0%
12/31/2019	1.87	6,616	12,355	1.25%	23.0%	12/31/2019	1.91	0	0	1.00%	23.3%	12/31/2019	1.95	0	0	0.75%	23.6%
12/31/2018	1.52	5,378	8,165	1.25%	-9.2%	12/31/2018	1.55	0	0	1.00%	-9.0%	12/31/2018	1.58	0	0	0.75%	-8.7%
12/31/2017	1.67	5,319	8,892	1.25%	17.6%	12/31/2017	1.70	0	0	1.00%	17.9%	12/31/2017	1.73	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.65	0	$0	0.50%	13.3%	12/31/2021	$2.72	0	$0	0.25%	13.6%	12/31/2021	$2.80	0	$0	0.00%	13.9%
12/31/2020	2.34	0	0	0.50%	17.3%	12/31/2020	2.40	0	0	0.25%	17.6%	12/31/2020	2.46	0	0	0.00%	17.9%
12/31/2019	1.99	0	0	0.50%	23.9%	12/31/2019	2.04	0	0	0.25%	24.2%	12/31/2019	2.08	36	75	0.00%	24.5%
12/31/2018	1.61	0	0	0.50%	-8.5%	12/31/2018	1.64	0	0	0.25%	-8.3%	12/31/2018	1.67	25	42	0.00%	-8.0%
12/31/2017	1.76	0	0	0.50%	18.5%	12/31/2017	1.79	0	0	0.25%	18.7%	12/31/2017	1.82	19	34	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	0.8%
2019	1.6%
2018	2.2%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice In Retirement Portfolio A Class - 06-426

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,237,814	$17,776,106	1,336,557
Receivables: investments sold	-
Payables: investments purchased	(7,175)
Net assets	$18,230,639

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,039,754	6,414,391	$2.19
Band 100	4,190,885	1,855,029	2.26
Band 75	-	-	2.33
Band 50	-	-	2.41
Band 25	-	-	2.48
Band 0	-	-	2.56
Total	$18,230,639	8,269,420

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$587,466
Mortality & expense charges			(235,812)
Net investment income (loss)			351,654

Gain (loss) on investments:
Net realized gain (loss)			344,075
Realized gain distributions			691,356
Net change in unrealized appreciation (depreciation)			32,658
Net gain (loss)			1,068,089

Increase (decrease) in net assets from operations			$1,419,743

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$351,654	$55,651
Net realized gain (loss)		344,075	(451,950)
Realized gain distributions		691,356	1,514,534
Net change in unrealized appreciation (depreciation)		32,658	291,709

Increase (decrease) in net assets from operations		1,419,743	1,409,944

Contract owner transactions:
Proceeds from units sold		1,679,310	43,754,843
Cost of units redeemed		(5,247,507)	(33,684,329)
Account charges		(11,000)	(7,659)
Increase (decrease)		(3,579,197)	10,062,855
Net increase (decrease)		(2,159,454)	11,472,799
Net assets, beginning		20,390,093	8,917,294
Net assets, ending		$18,230,639	$20,390,093

Units sold		839,868	22,869,280
Units redeemed		(2,468,948)	(17,680,806)
Net increase (decrease)		(1,629,080)	5,188,474
Units outstanding, beginning		9,898,500	4,710,026
Units outstanding, ending		8,269,420	9,898,500

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$100,736,222
Cost of units redeemed/account charges			(88,173,009)
Net investment income (loss)			804,945
Net realized gain (loss)			439,951
Realized gain distributions			3,960,822
Net change in unrealized appreciation (depreciation)			461,708
Net assets			$18,230,639

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.19	6,414	$14,040	1.25%	7.2%	12/31/2021	$2.26	1,855	$4,191	1.00%	7.4%	12/31/2021	$2.33	0	$0	0.75%	7.7%
12/31/2020	2.04	7,681	15,686	1.25%	9.1%	12/31/2020	2.10	2,019	4,245	1.00%	9.4%	12/31/2020	2.16	0	0	0.75%	9.6%
12/31/2019	1.87	3,472	6,500	1.25%	14.1%	12/31/2019	1.92	1,022	1,965	1.00%	14.4%	12/31/2019	1.97	0	0	0.75%	14.7%
12/31/2018	1.64	4,884	8,012	1.25%	-5.6%	12/31/2018	1.68	1,179	1,982	1.00%	-5.4%	12/31/2018	1.72	0	0	0.75%	-5.1%
12/31/2017	1.74	8,072	14,026	1.25%	8.6%	12/31/2017	1.78	1,782	3,165	1.00%	8.8%	12/31/2017	1.81	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.41	0	$0	0.50%	8.0%	12/31/2021	$2.48	0	$0	0.25%	8.3%	12/31/2021	$2.56	0	$0	0.00%	8.5%
12/31/2020	2.23	73	163	0.50%	9.9%	12/31/2020	2.29	0	0	0.25%	10.2%	12/31/2020	2.36	125	295	0.00%	10.5%
12/31/2019	2.03	90	182	0.50%	15.0%	12/31/2019	2.08	0	0	0.25%	15.3%	12/31/2019	2.14	126	270	0.00%	15.6%
12/31/2018	1.76	0	0	0.50%	-4.9%	12/31/2018	1.81	0	0	0.25%	-4.6%	12/31/2018	1.85	127	235	0.00%	-4.4%
12/31/2017	1.85	0	0	0.50%	9.4%	12/31/2017	1.89	0	0	0.25%	9.7%	12/31/2017	1.94	132	256	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.0%
2020	1.2%
2019	1.4%
2018	2.0%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Balanced Fund R4 Class - 06-446

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,571,923	$19,504,294	705,687
Receivables: investments sold	5,080
Payables: investments purchased	-
Net assets	$23,577,003

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,577,003	8,120,556	$2.90
Band 100	-	-	2.99
Band 75	-	-	3.08
Band 50	-	-	3.18
Band 25	-	-	3.27
Band 0	-	-	3.37
Total	$23,577,003	8,120,556

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$439,401
Mortality & expense charges			(482,284)
Net investment income (loss)			(42,883)

Gain (loss) on investments:
Net realized gain (loss)			5,288,922
Realized gain distributions			993,192
Net change in unrealized appreciation (depreciation)			(1,138,601)
Net gain (loss)			5,143,513

Increase (decrease) in net assets from operations			$5,100,630

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(42,883)	$47,239
Net realized gain (loss)		5,288,922	743,344
Realized gain distributions		993,192	1,182,496
Net change in unrealized appreciation (depreciation)		(1,138,601)	1,526,428

Increase (decrease) in net assets from operations		5,100,630	3,499,507

Contract owner transactions:
Proceeds from units sold		6,155,337	7,593,599
Cost of units redeemed		(27,789,204)	(11,152,624)
Account charges		(39,757)	(39,296)
Increase (decrease)		(21,673,624)	(3,598,321)
Net increase (decrease)		(16,572,994)	(98,814)
Net assets, beginning		40,149,997	40,248,811
Net assets, ending		$23,577,003	$40,149,997

Units sold		2,307,601	3,577,223
Units redeemed		(9,990,472)	(5,116,852)
Net increase (decrease)		(7,682,871)	(1,539,629)
Units outstanding, beginning		15,803,427	17,343,056
Units outstanding, ending		8,120,556	15,803,427

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$154,335,045
Cost of units redeemed/account charges			(160,134,746)
Net investment income (loss)			1,479,687
Net realized gain (loss)			12,514,596
Realized gain distributions			11,314,792
Net change in unrealized appreciation (depreciation)			4,067,629
Net assets			$23,577,003

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.90	8,121	$23,577	1.25%	14.3%	12/31/2021	$2.99	0	$0	1.00%	14.6%	12/31/2021	$3.08	0	$0	0.75%	14.9%
12/31/2020	2.54	15,803	40,150	1.25%	9.5%	12/31/2020	2.61	0	0	1.00%	9.7%	12/31/2020	2.68	0	0	0.75%	10.0%
12/31/2019	2.32	17,343	40,249	1.25%	17.7%	12/31/2019	2.38	0	0	1.00%	18.0%	12/31/2019	2.44	0	0	0.75%	18.3%
12/31/2018	1.97	25,360	50,019	1.25%	-4.0%	12/31/2018	2.02	0	0	1.00%	-3.7%	12/31/2018	2.06	0	0	0.75%	-3.5%
12/31/2017	2.05	29,926	61,474	1.25%	14.0%	12/31/2017	2.10	0	0	1.00%	14.3%	12/31/2017	2.14	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.18	0	$0	0.50%	15.1%	12/31/2021	$3.27	0	$0	0.25%	15.4%	12/31/2021	$3.37	0	$0	0.00%	15.7%
12/31/2020	2.76	0	0	0.50%	10.3%	12/31/2020	2.84	0	0	0.25%	10.6%	12/31/2020	2.92	0	0	0.00%	10.8%
12/31/2019	2.50	0	0	0.50%	18.6%	12/31/2019	2.57	0	0	0.25%	18.8%	12/31/2019	2.63	0	0	0.00%	19.1%
12/31/2018	2.11	0	0	0.50%	-3.3%	12/31/2018	2.16	0	0	0.25%	-3.0%	12/31/2018	2.21	0	0	0.00%	-2.8%
12/31/2017	2.18	0	0	0.50%	14.9%	12/31/2017	2.23	0	0	0.25%	15.1%	12/31/2017	2.27	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.3%
2019	2.0%
2018	1.9%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Balanced Fund R3 Class - 06-447

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,170,474	$12,759,543	456,138
Receivables: investments sold	5,259
Payables: investments purchased	-
Net assets	$15,175,733

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,352,368	4,410,635	$2.80
Band 100	2,823,117	978,145	2.89
Band 75	-	-	2.97
Band 50	248	81	3.07
Band 25	-	-	3.16
Band 0	-	-	3.26
Total	$15,175,733	5,388,861

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$147,593
Mortality & expense charges			(199,981)
Net investment income (loss)			(52,388)

Gain (loss) on investments:
Net realized gain (loss)			1,168,533
Realized gain distributions			474,948
Net change in unrealized appreciation (depreciation)			571,730
Net gain (loss)			2,215,211

Increase (decrease) in net assets from operations			$2,162,823

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(52,388)	$(11,464)
Net realized gain (loss)		1,168,533	200,066
Realized gain distributions		474,948	494,257
Net change in unrealized appreciation (depreciation)		571,730	720,387

Increase (decrease) in net assets from operations		2,162,823	1,403,246

Contract owner transactions:
Proceeds from units sold		3,152,714	3,147,586
Cost of units redeemed		(6,925,541)	(3,919,343)
Account charges		(9,465)	(9,031)
Increase (decrease)		(3,782,292)	(780,788)
Net increase (decrease)		(1,619,469)	622,458
Net assets, beginning		16,795,202	16,172,744
Net assets, ending		$15,175,733	$16,795,202

Units sold		1,291,891	1,430,870
Units redeemed		(2,676,874)	(1,778,100)
Net increase (decrease)		(1,384,983)	(347,230)
Units outstanding, beginning		6,773,844	7,121,074
Units outstanding, ending		5,388,861	6,773,844

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$62,687,812
Cost of units redeemed/account charges			(58,481,869)
Net investment income (loss)			166,323
Net realized gain (loss)			4,393,763
Realized gain distributions			3,998,773
Net change in unrealized appreciation (depreciation)			2,410,931
Net assets			$15,175,733

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.80	4,411	$12,352	1.25%	13.9%	12/31/2021	$2.89	978	$2,823	1.00%	14.2%	12/31/2021	$2.97	0	$0	0.75%	14.5%
12/31/2020	2.46	5,679	13,959	1.25%	9.1%	12/31/2020	2.53	637	1,609	1.00%	9.4%	12/31/2020	2.60	0	0	0.75%	9.7%
12/31/2019	2.25	5,954	13,411	1.25%	17.3%	12/31/2019	2.31	502	1,160	1.00%	17.6%	12/31/2019	2.37	225	533	0.75%	17.9%
12/31/2018	1.92	6,720	12,903	1.25%	-4.3%	12/31/2018	1.96	401	787	1.00%	-4.0%	12/31/2018	2.01	1,118	2,245	0.75%	-3.8%
12/31/2017	2.01	8,458	16,963	1.25%	13.6%	12/31/2017	2.05	105	215	1.00%	13.9%	12/31/2017	2.09	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.07	0	$0	0.50%	14.8%	12/31/2021	$3.16	0	$0	0.25%	15.1%	12/31/2021	$3.26	0	$0	0.00%	15.4%
12/31/2020	2.67	439	1,171	0.50%	10.0%	12/31/2020	2.75	0	0	0.25%	10.2%	12/31/2020	2.82	20	56	0.00%	10.5%
12/31/2019	2.43	431	1,047	0.50%	18.2%	12/31/2019	2.49	0	0	0.25%	18.5%	12/31/2019	2.55	9	22	0.00%	18.8%
12/31/2018	2.05	429	882	0.50%	-3.5%	12/31/2018	2.10	0	0	0.25%	-3.3%	12/31/2018	2.15	79	169	0.00%	-3.0%
12/31/2017	2.13	405	863	0.50%	14.5%	12/31/2017	2.17	0	0	0.25%	14.8%	12/31/2017	2.22	95	212	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	1.0%
2019	1.5%
2018	1.7%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American High Income Trust R4 Class - 06-208

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$987,731	$957,343	94,127
Receivables: investments sold	2,487
Payables: investments purchased	-
Net assets	$990,218

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$990,218	506,045	$1.96
Band 100	-	-	2.03
Band 75	-	-	2.11
Band 50	-	-	2.19
Band 25	-	-	2.28
Band 0	-	-	2.37
Total	$990,218	506,045

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$42,123
Mortality & expense charges			(12,204)
Net investment income (loss)			29,919

Gain (loss) on investments:
Net realized gain (loss)			8,497
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			26,816
Net gain (loss)			35,313

Increase (decrease) in net assets from operations			$65,232

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$29,919	$29,915
Net realized gain (loss)		8,497	(6,162)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		26,816	20,713

Increase (decrease) in net assets from operations		65,232	44,466

Contract owner transactions:
Proceeds from units sold		245,243	413,546
Cost of units redeemed		(251,338)	(88,790)
Account charges		(263)	(231)
Increase (decrease)		(6,358)	324,525
Net increase (decrease)		58,874	368,991
Net assets, beginning		931,344	562,353
Net assets, ending		$990,218	$931,344

Units sold		128,336	237,006
Units redeemed		(131,595)	(52,792)
Net increase (decrease)		(3,259)	184,214
Units outstanding, beginning		509,304	325,090
Units outstanding, ending		506,045	509,304

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$18,589,372
Cost of units redeemed/account charges			(20,280,836)
Net investment income (loss)			3,036,127
Net realized gain (loss)			(394,430)
Realized gain distributions			9,597
Net change in unrealized appreciation (depreciation)			30,388
Net assets			$990,218

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.96	506	$990	1.25%	7.0%	12/31/2021	$2.03	0	$0	1.00%	7.3%	12/31/2021	$2.11	0	$0	0.75%	7.5%
12/31/2020	1.83	509	931	1.25%	5.7%	12/31/2020	1.89	0	0	1.00%	6.0%	12/31/2020	1.96	0	0	0.75%	6.2%
12/31/2019	1.73	325	562	1.25%	10.5%	12/31/2019	1.79	0	0	1.00%	10.8%	12/31/2019	1.85	0	0	0.75%	11.0%
12/31/2018	1.57	349	546	1.25%	-3.1%	12/31/2018	1.61	0	0	1.00%	-2.8%	12/31/2018	1.66	0	0	0.75%	-2.6%
12/31/2017	1.62	365	590	1.25%	5.4%	12/31/2017	1.66	0	0	1.00%	5.6%	12/31/2017	1.71	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.19	0	$0	0.50%	7.8%	12/31/2021	$2.28	0	$0	0.25%	8.1%	12/31/2021	$2.37	0	$0	0.00%	8.4%
12/31/2020	2.03	0	0	0.50%	6.5%	12/31/2020	2.11	0	0	0.25%	6.8%	12/31/2020	2.18	0	0	0.00%	7.0%
12/31/2019	1.91	0	0	0.50%	11.3%	12/31/2019	1.97	0	0	0.25%	11.6%	12/31/2019	2.04	0	0	0.00%	11.9%
12/31/2018	1.72	0	0	0.50%	-2.4%	12/31/2018	1.77	0	0	0.25%	-2.1%	12/31/2018	1.82	0	0	0.00%	-1.9%
12/31/2017	1.76	0	0	0.50%	6.2%	12/31/2017	1.81	0	0	0.25%	6.4%	12/31/2017	1.86	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.4%
2020	5.0%
2019	6.3%
2018	5.9%
2017	5.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American High Income Trust R3 Class - 06-184

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$489,361	$472,807	46,760
Receivables: investments sold	2,556
Payables: investments purchased	-
Net assets	$491,917

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$362,426	181,538	$2.00
Band 100	129,491	62,319	2.08
Band 75	-	-	2.16
Band 50	-	-	2.25
Band 25	-	-	2.34
Band 0	-	-	2.44
Total	$491,917	243,857

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$24,155
Mortality & expense charges			(7,140)
Net investment income (loss)			17,015

Gain (loss) on investments:
Net realized gain (loss)			7,706
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,498
Net gain (loss)			23,204

Increase (decrease) in net assets from operations			$40,219

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,015	$30,388
Net realized gain (loss)		7,706	(15,123)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		15,498	21,429

Increase (decrease) in net assets from operations		40,219	36,694

Contract owner transactions:
Proceeds from units sold		62,440	178,511
Cost of units redeemed		(316,444)	(208,949)
Account charges		(194)	(400)
Increase (decrease)		(254,198)	(30,838)
Net increase (decrease)		(213,979)	5,856
Net assets, beginning		705,896	700,040
Net assets, ending		$491,917	$705,896

Units sold		32,092	104,129
Units redeemed		(163,018)	(120,807)
Net increase (decrease)		(130,926)	(16,678)
Units outstanding, beginning		374,783	391,461
Units outstanding, ending		243,857	374,783

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,072,286
Cost of units redeemed/account charges			(13,259,331)
Net investment income (loss)			1,545,990
Net realized gain (loss)			112,662
Realized gain distributions			3,756
Net change in unrealized appreciation (depreciation)			16,554
Net assets			$491,917

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.00	182	$362	1.25%	6.7%	12/31/2021	$2.08	62	$129	1.00%	6.9%	12/31/2021	$2.16	0	$0	0.75%	7.2%
12/31/2020	1.87	311	583	1.25%	5.4%	12/31/2020	1.94	63	123	1.00%	5.7%	12/31/2020	2.02	0	0	0.75%	5.9%
12/31/2019	1.78	314	557	1.25%	10.1%	12/31/2019	1.84	78	143	1.00%	10.4%	12/31/2019	1.90	0	0	0.75%	10.7%
12/31/2018	1.61	283	456	1.25%	-3.4%	12/31/2018	1.67	72	120	1.00%	-3.1%	12/31/2018	1.72	0	0	0.75%	-2.9%
12/31/2017	1.67	587	980	1.25%	5.1%	12/31/2017	1.72	151	259	1.00%	5.3%	12/31/2017	1.77	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.25	0	$0	0.50%	7.5%	12/31/2021	$2.34	0	$0	0.25%	7.8%	12/31/2021	$2.44	0	$0	0.00%	8.0%
12/31/2020	2.09	0	0	0.50%	6.2%	12/31/2020	2.17	0	0	0.25%	6.4%	12/31/2020	2.26	0	0	0.00%	6.7%
12/31/2019	1.97	0	0	0.50%	11.0%	12/31/2019	2.04	0	0	0.25%	11.2%	12/31/2019	2.12	0	0	0.00%	11.5%
12/31/2018	1.78	0	0	0.50%	-2.7%	12/31/2018	1.84	0	0	0.25%	-2.4%	12/31/2018	1.90	0	0	0.00%	-2.2%
12/31/2017	1.83	0	0	0.50%	5.9%	12/31/2017	1.88	0	0	0.25%	6.1%	12/31/2017	1.94	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.0%
2020	5.4%
2019	6.3%
2018	5.3%
2017	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Growth and Income Fund R4 Class - 06-211

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,112,199	$15,557,361	348,611
Receivables: investments sold	17,633
Payables: investments purchased	-
Net assets	$22,129,832

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,129,832	8,825,903	$2.51
Band 100	-	-	2.60
Band 75	-	-	2.71
Band 50	-	-	2.81
Band 25	-	-	2.92
Band 0	-	-	3.03
Total	$22,129,832	8,825,903

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$384,050
Mortality & expense charges			(309,267)
Net investment income (loss)			74,783

Gain (loss) on investments:
Net realized gain (loss)			2,751,353
Realized gain distributions			1,096,074
Net change in unrealized appreciation (depreciation)			(796,689)
Net gain (loss)			3,050,738

Increase (decrease) in net assets from operations			$3,125,521

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$74,783	$48,198
Net realized gain (loss)		2,751,353	1,686,569
Realized gain distributions		1,096,074	-
Net change in unrealized appreciation (depreciation)		(796,689)	1,103,459

Increase (decrease) in net assets from operations		3,125,521	2,838,226

Contract owner transactions:
Proceeds from units sold		2,767,361	2,353,553
Cost of units redeemed		(8,747,347)	(10,032,870)
Account charges		(8,858)	(7,809)
Increase (decrease)		(5,988,844)	(7,687,126)
Net increase (decrease)		(2,863,323)	(4,848,900)
Net assets, beginning		24,993,155	29,842,055
Net assets, ending		$22,129,832	$24,993,155

Units sold		1,177,885	1,289,797
Units redeemed		(3,649,145)	(5,359,690)
Net increase (decrease)		(2,471,260)	(4,069,893)
Units outstanding, beginning		11,297,163	15,367,056
Units outstanding, ending		8,825,903	11,297,163

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$116,578,340
Cost of units redeemed/account charges			(129,401,712)
Net investment income (loss)			5,693,471
Net realized gain (loss)			14,357,907
Realized gain distributions			8,346,988
Net change in unrealized appreciation (depreciation)			6,554,838
Net assets			$22,129,832

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.51	8,826	$22,130	1.25%	13.3%	12/31/2021	$2.60	0	$0	1.00%	13.6%	12/31/2021	$2.71	0	$0	0.75%	13.9%
12/31/2020	2.21	11,297	24,993	1.25%	13.9%	12/31/2020	2.29	0	0	1.00%	14.2%	12/31/2020	2.38	0	0	0.75%	14.5%
12/31/2019	1.94	15,367	29,842	1.25%	23.8%	12/31/2019	2.01	0	0	1.00%	24.1%	12/31/2019	2.07	0	0	0.75%	24.4%
12/31/2018	1.57	21,314	33,445	1.25%	-11.4%	12/31/2018	1.62	0	0	1.00%	-11.2%	12/31/2018	1.67	0	0	0.75%	-11.0%
12/31/2017	1.77	24,395	43,215	1.25%	23.1%	12/31/2017	1.82	0	0	1.00%	23.4%	12/31/2017	1.87	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.81	0	$0	0.50%	14.2%	12/31/2021	$2.92	0	$0	0.25%	14.5%	12/31/2021	$3.03	0	$0	0.00%	14.8%
12/31/2020	2.46	0	0	0.50%	14.8%	12/31/2020	2.55	0	0	0.25%	15.1%	12/31/2020	2.64	0	0	0.00%	15.4%
12/31/2019	2.14	0	0	0.50%	24.7%	12/31/2019	2.22	0	0	0.25%	25.0%	12/31/2019	2.29	0	0	0.00%	25.3%
12/31/2018	1.72	0	0	0.50%	-10.7%	12/31/2018	1.77	0	0	0.25%	-10.5%	12/31/2018	1.83	0	0	0.00%	-10.3%
12/31/2017	1.93	0	0	0.50%	24.0%	12/31/2017	1.98	0	0	0.25%	24.3%	12/31/2017	2.04	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.3%
2019	2.0%
2018	2.1%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Growth and Income Fund R3 Class - 06-183

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,388,838	$3,121,718	69,492
Receivables: investments sold	1,722
Payables: investments purchased	-
Net assets	$4,390,560

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,551,421	1,335,236	$2.66
Band 100	839,139	303,122	2.77
Band 75	-	-	2.88
Band 50	-	-	3.00
Band 25	-	-	3.12
Band 0	-	-	3.25
Total	$4,390,560	1,638,358

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$60,713
Mortality & expense charges			(57,990)
Net investment income (loss)			2,723

Gain (loss) on investments:
Net realized gain (loss)			562,494
Realized gain distributions			218,799
Net change in unrealized appreciation (depreciation)			(159,441)
Net gain (loss)			621,852

Increase (decrease) in net assets from operations			$624,575

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,723	$935
Net realized gain (loss)		562,494	323,739
Realized gain distributions		218,799	-
Net change in unrealized appreciation (depreciation)		(159,441)	165,863

Increase (decrease) in net assets from operations		624,575	490,537

Contract owner transactions:
Proceeds from units sold		447,601	419,618
Cost of units redeemed		(1,704,770)	(2,225,518)
Account charges		(1,300)	(1,599)
Increase (decrease)		(1,258,469)	(1,807,499)
Net increase (decrease)		(633,894)	(1,316,962)
Net assets, beginning		5,024,454	6,341,416
Net assets, ending		$4,390,560	$5,024,454

Units sold		179,826	273,141
Units redeemed		(657,696)	(1,162,769)
Net increase (decrease)		(477,870)	(889,628)
Units outstanding, beginning		2,116,228	3,005,856
Units outstanding, ending		1,638,358	2,116,228

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$55,115,677
Cost of units redeemed/account charges			(63,562,022)
Net investment income (loss)			1,535,189
Net realized gain (loss)			7,836,025
Realized gain distributions			2,198,571
Net change in unrealized appreciation (depreciation)			1,267,120
Net assets			$4,390,560

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.66	1,335	$3,551	1.25%	13.0%	12/31/2021	$2.77	303	$839	1.00%	13.3%	12/31/2021	$2.88	0	$0	0.75%	13.6%
12/31/2020	2.35	1,757	4,135	1.25%	13.6%	12/31/2020	2.44	332	811	1.00%	13.9%	12/31/2020	2.54	0	0	0.75%	14.2%
12/31/2019	2.07	2,384	4,940	1.25%	23.4%	12/31/2019	2.15	413	887	1.00%	23.7%	12/31/2019	2.22	0	0	0.75%	24.0%
12/31/2018	1.68	2,686	4,511	1.25%	-11.7%	12/31/2018	1.73	502	870	1.00%	-11.5%	12/31/2018	1.79	0	0	0.75%	-11.3%
12/31/2017	1.90	5,338	10,152	1.25%	22.8%	12/31/2017	1.96	696	1,365	1.00%	23.1%	12/31/2017	2.02	0	0	0.75%	23.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.00	0	$0	0.50%	13.9%	12/31/2021	$3.12	0	$0	0.25%	14.1%	12/31/2021	$3.25	0	$0	0.00%	14.4%
12/31/2020	2.63	0	0	0.50%	14.4%	12/31/2020	2.73	0	0	0.25%	14.7%	12/31/2020	2.84	28	79	0.00%	15.0%
12/31/2019	2.30	3	7	0.50%	24.3%	12/31/2019	2.38	0	0	0.25%	24.6%	12/31/2019	2.47	205	507	0.00%	24.9%
12/31/2018	1.85	0	0	0.50%	-11.0%	12/31/2018	1.91	0	0	0.25%	-10.8%	12/31/2018	1.98	188	371	0.00%	-10.6%
12/31/2017	2.08	0	0	0.50%	23.7%	12/31/2017	2.14	0	0	0.25%	24.0%	12/31/2017	2.21	162	358	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.1%
2019	1.6%
2018	1.8%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R5 Class - 06-296

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,898	$4,803	76
Receivables: investments sold	72
Payables: investments purchased	-
Net assets	$4,970

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,970	2,491	$1.99
Band 100	-	-	2.05
Band 75	-	-	2.11
Band 50	-	-	2.17
Band 25	-	-	2.23
Band 0	-	-	2.29
Total	$4,970	2,491

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$81
Mortality & expense charges			(52)
Net investment income (loss)			29

Gain (loss) on investments:
Net realized gain (loss)			192
Realized gain distributions			378
Net change in unrealized appreciation (depreciation)			(565)
Net gain (loss)			5

Increase (decrease) in net assets from operations			$34

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$29	$(16)
Net realized gain (loss)		192	-
Realized gain distributions		378	-
Net change in unrealized appreciation (depreciation)		(565)	579

Increase (decrease) in net assets from operations		34	563

Contract owner transactions:
Proceeds from units sold		2,848	681
Cost of units redeemed		(779)	(241)
Account charges		(6)	-
Increase (decrease)		2,063	440
Net increase (decrease)		2,097	1,003
Net assets, beginning		2,873	1,870
Net assets, ending		$4,970	$2,873

Units sold		1,408	442
Units redeemed		(379)	(157)
Net increase (decrease)		1,029	285
Units outstanding, beginning		1,462	1,177
Units outstanding, ending		2,491	1,462

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,516
Cost of units redeemed/account charges			(1,275)
Net investment income (loss)			30
Net realized gain (loss)			195
Realized gain distributions			409
Net change in unrealized appreciation (depreciation)			95
Net assets			$4,970

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.99	2	$5	1.25%	1.5%	12/31/2021	$2.05	0	$0	1.00%	1.8%	12/31/2021	$2.11	0	$0	0.75%	2.0%
12/31/2020	1.96	1	3	1.25%	23.6%	12/31/2020	2.02	0	0	1.00%	23.9%	12/31/2020	2.07	0	0	0.75%	24.3%
12/31/2019	1.59	1	2	1.25%	25.8%	12/31/2019	1.63	0	0	1.00%	26.1%	12/31/2019	1.66	0	0	0.75%	26.4%
12/31/2018	1.26	0	0	1.25%	-16.0%	12/31/2018	1.29	0	0	1.00%	-15.8%	12/31/2018	1.32	0	0	0.75%	-15.6%
12/31/2017	1.50	0	0	1.25%	29.5%	12/31/2017	1.53	0	0	1.00%	29.8%	12/31/2017	1.56	0	0	0.75%	30.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.17	0	$0	0.50%	2.3%	12/31/2021	$2.23	0	$0	0.25%	2.5%	12/31/2021	$2.29	0	$0	0.00%	2.8%
12/31/2020	2.12	0	0	0.50%	24.6%	12/31/2020	2.18	0	0	0.25%	24.9%	12/31/2020	2.23	0	0	0.00%	25.2%
12/31/2019	1.70	0	0	0.50%	26.7%	12/31/2019	1.74	0	0	0.25%	27.0%	12/31/2019	1.78	0	0	0.00%	27.4%
12/31/2018	1.34	0	0	0.50%	-15.4%	12/31/2018	1.37	0	0	0.25%	-15.2%	12/31/2018	1.40	0	0	0.00%	-15.0%
12/31/2017	1.59	0	0	0.50%	30.4%	12/31/2017	1.62	0	0	0.25%	30.8%	12/31/2017	1.65	0	0	0.00%	31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	0.4%
2019	2.2%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R4 Class - 06-212

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,106,311	$22,838,180	447,284
Receivables: investments sold	184,435
Payables: investments purchased	-
Net assets	$28,290,746

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,115,443	13,691,888	$2.05
Band 100	-	-	2.13
Band 75	-	-	2.22
Band 50	-	-	2.30
Band 25	-	-	2.39
Band 0	175,303	70,609	2.48
Total	$28,290,746	13,762,497

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$400,711
Mortality & expense charges			(535,232)
Net investment income (loss)			(134,521)

Gain (loss) on investments:
Net realized gain (loss)			11,976,971
Realized gain distributions			2,989,040
Net change in unrealized appreciation (depreciation)			(13,484,321)
Net gain (loss)			1,481,690

Increase (decrease) in net assets from operations			$1,347,169

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(134,521)	$(556,489)
Net realized gain (loss)		11,976,971	1,943,063
Realized gain distributions		2,989,040	-
Net change in unrealized appreciation (depreciation)		(13,484,321)	10,696,507

Increase (decrease) in net assets from operations		1,347,169	12,083,081

Contract owner transactions:
Proceeds from units sold		5,853,876	9,511,964
Cost of units redeemed		(40,940,980)	(18,766,200)
Account charges		(30,494)	(27,387)
Increase (decrease)		(35,117,598)	(9,281,623)
Net increase (decrease)		(33,770,429)	2,801,458
Net assets, beginning		62,061,175	59,259,717
Net assets, ending		$28,290,746	$62,061,175

Units sold		2,825,405	6,097,421
Units redeemed		(19,641,613)	(11,512,801)
Net increase (decrease)		(16,816,208)	(5,415,380)
Units outstanding, beginning		30,578,705	35,994,085
Units outstanding, ending		13,762,497	30,578,705

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$214,691,931
Cost of units redeemed/account charges			(228,140,810)
Net investment income (loss)			528,945
Net realized gain (loss)			25,502,283
Realized gain distributions			10,440,266
Net change in unrealized appreciation (depreciation)			5,268,131
Net assets			$28,290,746

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.05	13,692	$28,115	1.25%	1.2%	12/31/2021	$2.13	0	$0	1.00%	1.5%	12/31/2021	$2.22	0	$0	0.75%	1.7%
12/31/2020	2.03	30,519	61,917	1.25%	23.3%	12/31/2020	2.10	0	0	1.00%	23.6%	12/31/2020	2.18	0	0	0.75%	23.9%
12/31/2019	1.65	35,944	59,163	1.25%	25.4%	12/31/2019	1.70	0	0	1.00%	25.7%	12/31/2019	1.76	0	0	0.75%	26.0%
12/31/2018	1.31	34,083	44,737	1.25%	-16.3%	12/31/2018	1.35	0	0	1.00%	-16.1%	12/31/2018	1.40	0	0	0.75%	-15.9%
12/31/2017	1.57	36,701	57,538	1.25%	29.1%	12/31/2017	1.61	0	0	1.00%	29.4%	12/31/2017	1.66	0	0	0.75%	29.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.30	0	$0	0.50%	2.0%	12/31/2021	$2.39	0	$0	0.25%	2.2%	12/31/2021	$2.48	71	$175	0.00%	2.5%
12/31/2020	2.26	0	0	0.50%	24.2%	12/31/2020	2.34	0	0	0.25%	24.5%	12/31/2020	2.42	60	145	0.00%	24.8%
12/31/2019	1.82	0	0	0.50%	26.3%	12/31/2019	1.88	0	0	0.25%	26.7%	12/31/2019	1.94	50	96	0.00%	27.0%
12/31/2018	1.44	0	0	0.50%	-15.6%	12/31/2018	1.48	0	0	0.25%	-15.4%	12/31/2018	1.53	54	82	0.00%	-15.2%
12/31/2017	1.70	0	0	0.50%	30.1%	12/31/2017	1.75	0	0	0.25%	30.4%	12/31/2017	1.80	53	95	0.00%	30.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.2%
2019	1.2%
2018	1.1%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R3 Class - 06-181

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,782,404	$7,158,961	140,152
Receivables: investments sold	66,821
Payables: investments purchased	-
Net assets	$8,849,225

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,276,892	3,829,021	$2.16
Band 100	572,333	254,391	2.25
Band 75	-	-	2.34
Band 50	-	-	2.44
Band 25	-	-	2.54
Band 0	-	-	2.64
Total	$8,849,225	4,083,412

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$99,376
Mortality & expense charges			(130,208)
Net investment income (loss)			(30,832)

Gain (loss) on investments:
Net realized gain (loss)			1,192,115
Realized gain distributions			791,827
Net change in unrealized appreciation (depreciation)			(1,752,473)
Net gain (loss)			231,469

Increase (decrease) in net assets from operations			$200,637

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(30,832)	$(116,693)
Net realized gain (loss)		1,192,115	435,583
Realized gain distributions		791,827	-
Net change in unrealized appreciation (depreciation)		(1,752,473)	1,662,619

Increase (decrease) in net assets from operations		200,637	1,981,509

Contract owner transactions:
Proceeds from units sold		1,386,762	1,150,869
Cost of units redeemed		(3,755,895)	(3,783,965)
Account charges		(5,502)	(4,168)
Increase (decrease)		(2,374,635)	(2,637,264)
Net increase (decrease)		(2,173,998)	(655,755)
Net assets, beginning		11,023,223	11,678,978
Net assets, ending		$8,849,225	$11,023,223

Units sold		750,876	730,234
Units redeemed		(1,776,473)	(2,254,448)
Net increase (decrease)		(1,025,597)	(1,524,214)
Units outstanding, beginning		5,109,009	6,633,223
Units outstanding, ending		4,083,412	5,109,009

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$80,877,829
Cost of units redeemed/account charges			(84,976,351)
Net investment income (loss)			(142,821)
Net realized gain (loss)			8,271,746
Realized gain distributions			3,195,379
Net change in unrealized appreciation (depreciation)			1,623,443
Net assets			$8,849,225

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.16	3,829	$8,277	1.25%	0.9%	12/31/2021	$2.25	254	$572	1.00%	1.2%	12/31/2021	$2.34	0	$0	0.75%	1.4%
12/31/2020	2.14	4,663	9,987	1.25%	22.9%	12/31/2020	2.22	267	594	1.00%	23.2%	12/31/2020	2.31	0	0	0.75%	23.5%
12/31/2019	1.74	5,925	10,328	1.25%	25.0%	12/31/2019	1.81	373	674	1.00%	25.3%	12/31/2019	1.87	0	0	0.75%	25.7%
12/31/2018	1.39	7,926	11,051	1.25%	-16.5%	12/31/2018	1.44	564	812	1.00%	-16.3%	12/31/2018	1.49	0	0	0.75%	-16.1%
12/31/2017	1.67	9,613	16,056	1.25%	28.7%	12/31/2017	1.72	707	1,216	1.00%	29.0%	12/31/2017	1.77	0	0	0.75%	29.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.44	0	$0	0.50%	1.7%	12/31/2021	$2.54	0	$0	0.25%	1.9%	12/31/2021	$2.64	0	$0	0.00%	2.2%
12/31/2020	2.40	114	272	0.50%	23.8%	12/31/2020	2.49	0	0	0.25%	24.1%	12/31/2020	2.58	66	170	0.00%	24.4%
12/31/2019	1.94	127	246	0.50%	26.0%	12/31/2019	2.00	0	0	0.25%	26.3%	12/31/2019	2.08	207	430	0.00%	26.6%
12/31/2018	1.54	135	208	0.50%	-15.9%	12/31/2018	1.59	0	0	0.25%	-15.7%	12/31/2018	1.64	175	287	0.00%	-15.5%
12/31/2017	1.83	136	248	0.50%	29.7%	12/31/2017	1.88	0	0	0.25%	30.0%	12/31/2017	1.94	208	403	0.00%	30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	0.0%
2019	0.7%
2018	0.9%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Fundamental Investors R4 Class - 06-214

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,437,121	$8,713,411	151,062
Receivables: investments sold	5,865
Payables: investments purchased	-
Net assets	$11,442,986

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,442,986	3,243,369	$3.53
Band 100	-	-	3.66
Band 75	-	-	3.81
Band 50	-	-	3.95
Band 25	-	-	4.11
Band 0	-	-	4.27
Total	$11,442,986	3,243,369

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$146,185
Mortality & expense charges			(165,872)
Net investment income (loss)			(19,687)

Gain (loss) on investments:
Net realized gain (loss)			1,788,425
Realized gain distributions			1,115,115
Net change in unrealized appreciation (depreciation)			(341,100)
Net gain (loss)			2,562,440

Increase (decrease) in net assets from operations			$2,542,753

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,687)	$49,987
Net realized gain (loss)		1,788,425	324,443
Realized gain distributions		1,115,115	146,507
Net change in unrealized appreciation (depreciation)		(341,100)	1,051,820

Increase (decrease) in net assets from operations		2,542,753	1,572,757

Contract owner transactions:
Proceeds from units sold		1,806,484	1,422,416
Cost of units redeemed		(6,200,234)	(2,618,956)
Account charges		(3,905)	(3,623)
Increase (decrease)		(4,397,655)	(1,200,163)
Net increase (decrease)		(1,854,902)	372,594
Net assets, beginning		13,297,888	12,925,294
Net assets, ending		$11,442,986	$13,297,888

Units sold		561,765	588,188
Units redeemed		(1,876,282)	(1,057,964)
Net increase (decrease)		(1,314,517)	(469,776)
Units outstanding, beginning		4,557,886	5,027,662
Units outstanding, ending		3,243,369	4,557,886

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$48,748,712
Cost of units redeemed/account charges			(57,905,644)
Net investment income (loss)			521,370
Net realized gain (loss)			9,830,572
Realized gain distributions			7,524,266
Net change in unrealized appreciation (depreciation)			2,723,710
Net assets			$11,442,986

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.53	3,243	$11,443	1.25%	20.9%	12/31/2021	$3.66	0	$0	1.00%	21.2%	12/31/2021	$3.81	0	$0	0.75%	21.5%
12/31/2020	2.92	4,558	13,298	1.25%	13.5%	12/31/2020	3.02	0	0	1.00%	13.8%	12/31/2020	3.13	0	0	0.75%	14.1%
12/31/2019	2.57	5,028	12,925	1.25%	26.0%	12/31/2019	2.66	0	0	1.00%	26.3%	12/31/2019	2.75	0	0	0.75%	26.6%
12/31/2018	2.04	7,154	14,599	1.25%	-7.8%	12/31/2018	2.10	0	0	1.00%	-7.6%	12/31/2018	2.17	0	0	0.75%	-7.4%
12/31/2017	2.21	8,129	17,997	1.25%	21.8%	12/31/2017	2.28	0	0	1.00%	22.1%	12/31/2017	2.34	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.95	0	$0	0.50%	21.8%	12/31/2021	$4.11	0	$0	0.25%	22.1%	12/31/2021	$4.27	0	$0	0.00%	22.4%
12/31/2020	3.25	0	0	0.50%	14.3%	12/31/2020	3.36	0	0	0.25%	14.6%	12/31/2020	3.48	0	0	0.00%	14.9%
12/31/2019	2.84	0	0	0.50%	26.9%	12/31/2019	2.93	0	0	0.25%	27.2%	12/31/2019	3.03	0	0	0.00%	27.6%
12/31/2018	2.24	0	0	0.50%	-7.1%	12/31/2018	2.31	0	0	0.25%	-6.9%	12/31/2018	2.38	0	0	0.00%	-6.7%
12/31/2017	2.41	0	0	0.50%	22.7%	12/31/2017	2.48	0	0	0.25%	23.0%	12/31/2017	2.55	0	0	0.00%	23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.5%
2019	1.6%
2018	1.6%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Fundamental Investors R3 Class - 06-213

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,123,738	$6,126,563	107,182
Receivables: investments sold	-
Payables: investments purchased	(6,801)
Net assets	$8,116,937

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,914,549	2,051,225	$3.37
Band 100	1,202,388	343,388	3.50
Band 75	-	-	3.64
Band 50	-	-	3.78
Band 25	-	-	3.92
Band 0	-	-	4.08
Total	$8,116,937	2,394,613

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$72,358
Mortality & expense charges			(103,307)
Net investment income (loss)			(30,949)

Gain (loss) on investments:
Net realized gain (loss)			715,089
Realized gain distributions			768,609
Net change in unrealized appreciation (depreciation)			130,644
Net gain (loss)			1,614,342

Increase (decrease) in net assets from operations			$1,583,393

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(30,949)	$11,434
Net realized gain (loss)		715,089	203,316
Realized gain distributions		768,609	95,956
Net change in unrealized appreciation (depreciation)		130,644	503,358

Increase (decrease) in net assets from operations		1,583,393	814,064

Contract owner transactions:
Proceeds from units sold		1,025,628	868,058
Cost of units redeemed		(2,481,456)	(2,193,876)
Account charges		(3,232)	(3,181)
Increase (decrease)		(1,459,060)	(1,328,999)
Net increase (decrease)		124,333	(514,935)
Net assets, beginning		7,992,604	8,507,539
Net assets, ending		$8,116,937	$7,992,604

Units sold		334,610	415,559
Units redeemed		(783,501)	(981,742)
Net increase (decrease)		(448,891)	(566,183)
Units outstanding, beginning		2,843,504	3,409,687
Units outstanding, ending		2,394,613	2,843,504

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$44,200,887
Cost of units redeemed/account charges			(52,126,355)
Net investment income (loss)			116,100
Net realized gain (loss)			8,664,574
Realized gain distributions			5,264,556
Net change in unrealized appreciation (depreciation)			1,997,175
Net assets			$8,116,937

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.37	2,051	$6,915	1.25%	20.6%	12/31/2021	$3.50	343	$1,202	1.00%	20.9%	12/31/2021	$3.64	0	$0	0.75%	21.2%
12/31/2020	2.80	2,435	6,808	1.25%	13.2%	12/31/2020	2.90	405	1,174	1.00%	13.4%	12/31/2020	3.00	0	0	0.75%	13.7%
12/31/2019	2.47	2,838	7,013	1.25%	25.6%	12/31/2019	2.55	472	1,207	1.00%	25.9%	12/31/2019	2.64	0	0	0.75%	26.2%
12/31/2018	1.97	3,432	6,753	1.25%	-8.1%	12/31/2018	2.03	565	1,145	1.00%	-7.9%	12/31/2018	2.09	0	0	0.75%	-7.6%
12/31/2017	2.14	4,318	9,244	1.25%	21.4%	12/31/2017	2.20	751	1,654	1.00%	21.7%	12/31/2017	2.26	0	0	0.75%	22.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.78	0	$0	0.50%	21.5%	12/31/2021	$3.92	0	$0	0.25%	21.8%	12/31/2021	$4.08	0	$0	0.00%	22.1%
12/31/2020	3.11	3	10	0.50%	14.0%	12/31/2020	3.22	0	0	0.25%	14.3%	12/31/2020	3.34	0	0	0.00%	14.6%
12/31/2019	2.73	3	9	0.50%	26.5%	12/31/2019	2.82	0	0	0.25%	26.9%	12/31/2019	2.91	96	278	0.00%	27.2%
12/31/2018	2.16	2	4	0.50%	-7.4%	12/31/2018	2.22	0	0	0.25%	-7.2%	12/31/2018	2.29	93	213	0.00%	-6.9%
12/31/2017	2.33	48	111	0.50%	22.3%	12/31/2017	2.39	0	0	0.25%	22.6%	12/31/2017	2.46	77	189	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	1.2%
2019	1.2%
2018	1.2%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intermediate Bond Fund of America R4 Class - 06-209

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$467,717	$461,141	35,357
Receivables: investments sold	17,735
Payables: investments purchased	-
Net assets	$485,452

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$485,452	405,459	$1.20
Band 100	-	-	1.24
Band 75	-	-	1.29
Band 50	-	-	1.34
Band 25	-	-	1.39
Band 0	-	-	1.45
Total	$485,452	405,459

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,619
Mortality & expense charges			(6,042)
Net investment income (loss)			(1,423)

Gain (loss) on investments:
Net realized gain (loss)			803
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,519)
Net gain (loss)			(8,716)

Increase (decrease) in net assets from operations			$(10,139)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,423)	$(349)
Net realized gain (loss)		803	1,423
Realized gain distributions		-	9,717
Net change in unrealized appreciation (depreciation)		(9,519)	13,722

Increase (decrease) in net assets from operations		(10,139)	24,513

Contract owner transactions:
Proceeds from units sold		51,030	191,499
Cost of units redeemed		(35,573)	(25,666)
Account charges		(380)	(373)
Increase (decrease)		15,077	165,460
Net increase (decrease)		4,938	189,973
Net assets, beginning		480,514	290,541
Net assets, ending		$485,452	$480,514

Units sold		42,370	162,557
Units redeemed		(29,913)	(21,593)
Net increase (decrease)		12,457	140,964
Units outstanding, beginning		393,002	252,038
Units outstanding, ending		405,459	393,002

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,658,060
Cost of units redeemed/account charges			(4,199,824)
Net investment income (loss)			18,539
Net realized gain (loss)			(11,634)
Realized gain distributions			13,735
Net change in unrealized appreciation (depreciation)			6,576
Net assets			$485,452

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	405	$485	1.25%	-2.1%	12/31/2021	$1.24	0	$0	1.00%	-1.8%	12/31/2021	$1.29	0	$0	0.75%	-1.6%
12/31/2020	1.22	393	481	1.25%	6.1%	12/31/2020	1.27	0	0	1.00%	6.3%	12/31/2020	1.31	0	0	0.75%	6.6%
12/31/2019	1.15	252	291	1.25%	3.3%	12/31/2019	1.19	0	0	1.00%	3.5%	12/31/2019	1.23	0	0	0.75%	3.8%
12/31/2018	1.12	227	253	1.25%	-0.4%	12/31/2018	1.15	0	0	1.00%	-0.1%	12/31/2018	1.19	0	0	0.75%	0.1%
12/31/2017	1.12	182	203	1.25%	-0.3%	12/31/2017	1.15	0	0	1.00%	0.0%	12/31/2017	1.18	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	0.50%	-1.3%	12/31/2021	$1.39	0	$0	0.25%	-1.1%	12/31/2021	$1.45	0	$0	0.00%	-0.8%
12/31/2020	1.36	0	0	0.50%	6.9%	12/31/2020	1.41	0	0	0.25%	7.1%	12/31/2020	1.46	0	0	0.00%	7.4%
12/31/2019	1.27	0	0	0.50%	4.1%	12/31/2019	1.32	0	0	0.25%	4.3%	12/31/2019	1.36	0	0	0.00%	4.6%
12/31/2018	1.22	0	0	0.50%	0.4%	12/31/2018	1.26	0	0	0.25%	0.6%	12/31/2018	1.30	0	0	0.00%	0.9%
12/31/2017	1.22	0	0	0.50%	0.5%	12/31/2017	1.25	0	0	0.25%	0.7%	12/31/2017	1.29	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.3%
2019	1.6%
2018	1.7%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intermediate Bond Fund of America R3 Class - 06-186

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$343,806	$339,500	25,043
Receivables: investments sold	38
Payables: investments purchased	-
Net assets	$343,844

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$142,463	123,367	$1.15
Band 100	201,381	167,556	1.20
Band 75	-	-	1.25
Band 50	-	-	1.30
Band 25	-	-	1.36
Band 0	-	-	1.41
Total	$343,844	290,923

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,481
Mortality & expense charges			(4,226)
Net investment income (loss)			(1,745)

Gain (loss) on investments:
Net realized gain (loss)			1,946
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,895)
Net gain (loss)			(6,949)

Increase (decrease) in net assets from operations			$(8,694)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,745)	$(684)
Net realized gain (loss)		1,946	3,202
Realized gain distributions		-	8,453
Net change in unrealized appreciation (depreciation)		(8,895)	14,612

Increase (decrease) in net assets from operations		(8,694)	25,583

Contract owner transactions:
Proceeds from units sold		24,490	31,020
Cost of units redeemed		(86,483)	(226,805)
Account charges		(138)	(144)
Increase (decrease)		(62,131)	(195,929)
Net increase (decrease)		(70,825)	(170,346)
Net assets, beginning		414,669	585,015
Net assets, ending		$343,844	$414,669

Units sold		20,996	33,052
Units redeemed		(73,010)	(200,401)
Net increase (decrease)		(52,014)	(167,349)
Units outstanding, beginning		342,937	510,286
Units outstanding, ending		290,923	342,937

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,966,234
Cost of units redeemed/account charges			(5,794,800)
Net investment income (loss)			98,067
Net realized gain (loss)			49,496
Realized gain distributions			20,541
Net change in unrealized appreciation (depreciation)			4,306
Net assets			$343,844

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	123	$142	1.25%	-2.4%	12/31/2021	$1.20	168	$201	1.00%	-2.1%	12/31/2021	$1.25	0	$0	0.75%	-1.9%
12/31/2020	1.18	143	169	1.25%	5.7%	12/31/2020	1.23	200	246	1.00%	6.0%	12/31/2020	1.27	0	0	0.75%	6.3%
12/31/2019	1.12	152	170	1.25%	3.0%	12/31/2019	1.16	358	415	1.00%	3.2%	12/31/2019	1.20	0	0	0.75%	3.5%
12/31/2018	1.09	142	154	1.25%	-0.7%	12/31/2018	1.12	386	433	1.00%	-0.4%	12/31/2018	1.16	0	0	0.75%	-0.2%
12/31/2017	1.09	196	214	1.25%	-0.6%	12/31/2017	1.13	464	522	1.00%	-0.3%	12/31/2017	1.16	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	0.50%	-1.6%	12/31/2021	$1.36	0	$0	0.25%	-1.4%	12/31/2021	$1.41	0	$0	0.00%	-1.1%
12/31/2020	1.32	0	0	0.50%	6.5%	12/31/2020	1.37	0	0	0.25%	6.8%	12/31/2020	1.43	0	0	0.00%	7.1%
12/31/2019	1.24	0	0	0.50%	3.7%	12/31/2019	1.29	0	0	0.25%	4.0%	12/31/2019	1.33	0	0	0.00%	4.3%
12/31/2018	1.20	0	0	0.50%	0.1%	12/31/2018	1.24	0	0	0.25%	0.3%	12/31/2018	1.28	0	0	0.00%	0.6%
12/31/2017	1.20	0	0	0.50%	0.2%	12/31/2017	1.23	0	0	0.25%	0.4%	12/31/2017	1.27	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.9%
2019	1.5%
2018	1.3%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New Perspective Fund R4 Class - 06-503

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,717,689	$8,443,268	164,066
Receivables: investments sold	-
Payables: investments purchased	(5,812)
Net assets	$10,711,877

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,711,877	3,171,831	$3.38
Band 100	-	-	3.47
Band 75	-	-	3.56
Band 50	-	-	3.65
Band 25	-	-	3.75
Band 0	-	-	3.85
Total	$10,711,877	3,171,831

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$29,129
Mortality & expense charges			(168,333)
Net investment income (loss)			(139,204)

Gain (loss) on investments:
Net realized gain (loss)			2,097,825
Realized gain distributions			676,273
Net change in unrealized appreciation (depreciation)			(667,515)
Net gain (loss)			2,106,583

Increase (decrease) in net assets from operations			$1,967,379

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(139,204)	$(96,032)
Net realized gain (loss)		2,097,825	499,669
Realized gain distributions		676,273	505,283
Net change in unrealized appreciation (depreciation)		(667,515)	1,851,025

Increase (decrease) in net assets from operations		1,967,379	2,759,945

Contract owner transactions:
Proceeds from units sold		2,842,544	6,804,583
Cost of units redeemed		(6,898,949)	(4,135,256)
Account charges		(5,774)	(6,001)
Increase (decrease)		(4,062,179)	2,663,326
Net increase (decrease)		(2,094,800)	5,423,271
Net assets, beginning		12,806,677	7,383,406
Net assets, ending		$10,711,877	$12,806,677

Units sold		957,263	2,944,470
Units redeemed		(2,193,298)	(1,882,943)
Net increase (decrease)		(1,236,035)	1,061,527
Units outstanding, beginning		4,407,866	3,346,339
Units outstanding, ending		3,171,831	4,407,866

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$32,659,152
Cost of units redeemed/account charges			(31,250,326)
Net investment income (loss)			(466,999)
Net realized gain (loss)			4,002,426
Realized gain distributions			3,493,203
Net change in unrealized appreciation (depreciation)			2,274,421
Net assets			$10,711,877

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.38	3,172	$10,712	1.25%	16.2%	12/31/2021	$3.47	0	$0	1.00%	16.5%	12/31/2021	$3.56	0	$0	0.75%	16.8%
12/31/2020	2.91	4,408	12,807	1.25%	31.7%	12/31/2020	2.98	0	0	1.00%	32.0%	12/31/2020	3.05	0	0	0.75%	32.3%
12/31/2019	2.21	3,346	7,383	1.25%	28.4%	12/31/2019	2.25	0	0	1.00%	28.7%	12/31/2019	2.30	0	0	0.75%	29.1%
12/31/2018	1.72	4,898	8,416	1.25%	-7.1%	12/31/2018	1.75	0	0	1.00%	-6.8%	12/31/2018	1.78	0	0	0.75%	-6.6%
12/31/2017	1.85	5,352	9,896	1.25%	27.2%	12/31/2017	1.88	0	0	1.00%	27.5%	12/31/2017	1.91	0	0	0.75%	27.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.65	0	$0	0.50%	17.1%	12/31/2021	$3.75	0	$0	0.25%	17.4%	12/31/2021	$3.85	0	$0	0.00%	17.7%
12/31/2020	3.12	0	0	0.50%	32.7%	12/31/2020	3.20	0	0	0.25%	33.0%	12/31/2020	3.27	0	0	0.00%	33.3%
12/31/2019	2.35	0	0	0.50%	29.4%	12/31/2019	2.40	0	0	0.25%	29.7%	12/31/2019	2.45	0	0	0.00%	30.0%
12/31/2018	1.82	0	0	0.50%	-6.4%	12/31/2018	1.85	0	0	0.25%	-6.1%	12/31/2018	1.89	0	0	0.00%	-5.9%
12/31/2017	1.94	0	0	0.50%	28.2%	12/31/2017	1.97	0	0	0.25%	28.5%	12/31/2017	2.01	0	0	0.00%	28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.1%
2019	0.9%
2018	1.0%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New Perspective Fund R3 Class - 06-502

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,022,071	$2,576,513	46,889
Receivables: investments sold	2,284
Payables: investments purchased	-
Net assets	$3,024,355

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,024,355	924,643	$3.27
Band 100	-	-	3.36
Band 75	-	-	3.45
Band 50	-	-	3.54
Band 25	-	-	3.63
Band 0	-	-	3.73
Total	$3,024,355	924,643

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(38,707)
Net investment income (loss)			(38,707)

Gain (loss) on investments:
Net realized gain (loss)			643,071
Realized gain distributions			194,575
Net change in unrealized appreciation (depreciation)			(351,498)
Net gain (loss)			486,148

Increase (decrease) in net assets from operations			$447,441

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(38,707)	$(32,463)
Net realized gain (loss)		643,071	242,161
Realized gain distributions		194,575	108,062
Net change in unrealized appreciation (depreciation)		(351,498)	345,171

Increase (decrease) in net assets from operations		447,441	662,931

Contract owner transactions:
Proceeds from units sold		1,167,855	533,635
Cost of units redeemed		(1,272,143)	(1,769,514)
Account charges		(1,401)	(1,593)
Increase (decrease)		(105,689)	(1,237,472)
Net increase (decrease)		341,752	(574,541)
Net assets, beginning		2,682,603	3,257,144
Net assets, ending		$3,024,355	$2,682,603

Units sold		527,795	261,092
Units redeemed		(553,319)	(825,876)
Net increase (decrease)		(25,524)	(564,784)
Units outstanding, beginning		950,167	1,514,951
Units outstanding, ending		924,643	950,167

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,092,698
Cost of units redeemed/account charges			(13,248,981)
Net investment income (loss)			(253,918)
Net realized gain (loss)			1,479,536
Realized gain distributions			1,509,462
Net change in unrealized appreciation (depreciation)			445,558
Net assets			$3,024,355

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.27	925	$3,024	1.25%	15.9%	12/31/2021	$3.36	0	$0	1.00%	16.2%	12/31/2021	$3.45	0	$0	0.75%	16.5%
12/31/2020	2.82	948	2,676	1.25%	31.3%	12/31/2020	2.89	0	0	1.00%	31.6%	12/31/2020	2.96	0	0	0.75%	32.0%
12/31/2019	2.15	1,514	3,254	1.25%	28.0%	12/31/2019	2.20	0	0	1.00%	28.3%	12/31/2019	2.24	0	0	0.75%	28.6%
12/31/2018	1.68	1,759	2,953	1.25%	-7.3%	12/31/2018	1.71	0	0	1.00%	-7.1%	12/31/2018	1.74	0	0	0.75%	-6.9%
12/31/2017	1.81	2,247	4,072	1.25%	26.9%	12/31/2017	1.84	0	0	1.00%	27.2%	12/31/2017	1.87	0	0	0.75%	27.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.54	0	$0	0.50%	16.8%	12/31/2021	$3.63	0	$0	0.25%	17.0%	12/31/2021	$3.73	0	$0	0.00%	17.3%
12/31/2020	3.03	0	0	0.50%	32.3%	12/31/2020	3.10	0	0	0.25%	32.6%	12/31/2020	3.18	2	6	0.00%	32.9%
12/31/2019	2.29	0	0	0.50%	29.0%	12/31/2019	2.34	0	0	0.25%	29.3%	12/31/2019	2.39	1	3	0.00%	29.6%
12/31/2018	1.78	0	0	0.50%	-6.6%	12/31/2018	1.81	0	0	0.25%	-6.4%	12/31/2018	1.85	77	142	0.00%	-6.2%
12/31/2017	1.90	0	0	0.50%	27.8%	12/31/2017	1.93	0	0	0.25%	28.1%	12/31/2017	1.97	63	124	0.00%	28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.7%
2018	0.6%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New World Fund R4 Class - 06-689

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,102,288	$2,471,028	36,925
Receivables: investments sold	53,712
Payables: investments purchased	-
Net assets	$3,156,000

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,101,531	1,479,625	$2.10
Band 100	-	-	2.15
Band 75	-	-	2.20
Band 50	-	-	2.25
Band 25	-	-	2.31
Band 0	54,469	23,046	2.36
Total	$3,156,000	1,502,671

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,631
Mortality & expense charges			(89,685)
Net investment income (loss)			(76,054)

Gain (loss) on investments:
Net realized gain (loss)			2,875,354
Realized gain distributions			192,196
Net change in unrealized appreciation (depreciation)			(2,564,579)
Net gain (loss)			502,971

Increase (decrease) in net assets from operations			$426,917

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(76,054)	$(93,492)
Net realized gain (loss)		2,875,354	1,047,750
Realized gain distributions		192,196	-
Net change in unrealized appreciation (depreciation)		(2,564,579)	1,360,207

Increase (decrease) in net assets from operations		426,917	2,314,465

Contract owner transactions:
Proceeds from units sold		1,084,356	3,212,647
Cost of units redeemed		(8,801,870)	(7,503,627)
Account charges		(18,357)	(18,308)
Increase (decrease)		(7,735,871)	(4,309,288)
Net increase (decrease)		(7,308,954)	(1,994,823)
Net assets, beginning		10,464,954	12,459,777
Net assets, ending		$3,156,000	$10,464,954

Units sold		518,264	2,240,924
Units redeemed		(4,178,882)	(4,659,583)
Net increase (decrease)		(3,660,618)	(2,418,659)
Units outstanding, beginning		5,163,289	7,581,948
Units outstanding, ending		1,502,671	5,163,289

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$43,250,855
Cost of units redeemed/account charges			(47,400,288)
Net investment income (loss)			(342,358)
Net realized gain (loss)			5,696,635
Realized gain distributions			1,319,896
Net change in unrealized appreciation (depreciation)			631,260
Net assets			$3,156,000

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.10	1,480	$3,102	1.25%	3.5%	12/31/2021	$2.15	0	$0	1.00%	3.7%	12/31/2021	$2.20	0	$0	0.75%	4.0%
12/31/2020	2.03	5,145	10,423	1.25%	23.3%	12/31/2020	2.07	0	0	1.00%	23.6%	12/31/2020	2.12	0	0	0.75%	23.9%
12/31/2019	1.64	7,567	12,433	1.25%	26.0%	12/31/2019	1.67	0	0	1.00%	26.3%	12/31/2019	1.71	0	0	0.75%	26.6%
12/31/2018	1.30	9,476	12,358	1.25%	-13.4%	12/31/2018	1.33	0	0	1.00%	-13.1%	12/31/2018	1.35	0	0	0.75%	-12.9%
12/31/2017	1.51	12,353	18,595	1.25%	31.0%	12/31/2017	1.53	0	0	1.00%	31.3%	12/31/2017	1.55	0	0	0.75%	31.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.25	0	$0	0.50%	4.2%	12/31/2021	$2.31	0	$0	0.25%	4.5%	12/31/2021	$2.36	23	$54	0.00%	4.8%
12/31/2020	2.16	0	0	0.50%	24.2%	12/31/2020	2.21	0	0	0.25%	24.5%	12/31/2020	2.26	19	42	0.00%	24.9%
12/31/2019	1.74	0	0	0.50%	26.9%	12/31/2019	1.77	0	0	0.25%	27.2%	12/31/2019	1.81	15	27	0.00%	27.6%
12/31/2018	1.37	0	0	0.50%	-12.7%	12/31/2018	1.39	0	0	0.25%	-12.5%	12/31/2018	1.42	14	19	0.00%	-12.3%
12/31/2017	1.57	0	0	0.50%	31.9%	12/31/2017	1.59	0	0	0.25%	32.3%	12/31/2017	1.61	12	20	0.00%	32.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.1%
2019	1.1%
2018	0.8%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New World Fund R3 Class - 06-691

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$879,094	$715,104	10,455
Receivables: investments sold	5,571
Payables: investments purchased	-
Net assets	$884,665

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$884,665	435,225	$2.03
Band 100	-	-	2.08
Band 75	-	-	2.13
Band 50	-	-	2.18
Band 25	-	-	2.24
Band 0	-	-	2.29
Total	$884,665	435,225

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,045
Mortality & expense charges			(11,836)
Net investment income (loss)			(10,791)

Gain (loss) on investments:
Net realized gain (loss)			64,850
Realized gain distributions			53,869
Net change in unrealized appreciation (depreciation)			(72,770)
Net gain (loss)			45,949

Increase (decrease) in net assets from operations			$35,158

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,791)	$(10,131)
Net realized gain (loss)		64,850	32,170
Realized gain distributions		53,869	-
Net change in unrealized appreciation (depreciation)		(72,770)	172,306

Increase (decrease) in net assets from operations		35,158	194,345

Contract owner transactions:
Proceeds from units sold		146,074	189,605
Cost of units redeemed		(224,374)	(215,835)
Account charges		(1,496)	(1,297)
Increase (decrease)		(79,796)	(27,527)
Net increase (decrease)		(44,638)	166,818
Net assets, beginning		929,303	762,485
Net assets, ending		$884,665	$929,303

Units sold		71,124	121,863
Units redeemed		(107,490)	(125,929)
Net increase (decrease)		(36,366)	(4,066)
Units outstanding, beginning		471,591	475,657
Units outstanding, ending		435,225	471,591

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,211,238
Cost of units redeemed/account charges			(1,760,420)
Net investment income (loss)			(39,407)
Net realized gain (loss)			203,308
Realized gain distributions			105,956
Net change in unrealized appreciation (depreciation)			163,990
Net assets			$884,665

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.03	435	$885	1.25%	3.2%	12/31/2021	$2.08	0	$0	1.00%	3.4%	12/31/2021	$2.13	0	$0	0.75%	3.7%
12/31/2020	1.97	472	929	1.25%	22.9%	12/31/2020	2.01	0	0	1.00%	23.2%	12/31/2020	2.06	0	0	0.75%	23.5%
12/31/2019	1.60	476	762	1.25%	25.6%	12/31/2019	1.63	0	0	1.00%	25.9%	12/31/2019	1.67	0	0	0.75%	26.2%
12/31/2018	1.28	548	699	1.25%	-13.6%	12/31/2018	1.30	0	0	1.00%	-13.4%	12/31/2018	1.32	0	0	0.75%	-13.2%
12/31/2017	1.48	496	732	1.25%	30.6%	12/31/2017	1.50	0	0	1.00%	30.9%	12/31/2017	1.52	0	0	0.75%	31.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.18	0	$0	0.50%	3.9%	12/31/2021	$2.24	0	$0	0.25%	4.2%	12/31/2021	$2.29	0	$0	0.00%	4.4%
12/31/2020	2.10	0	0	0.50%	23.9%	12/31/2020	2.15	0	0	0.25%	24.2%	12/31/2020	2.19	0	0	0.00%	24.5%
12/31/2019	1.70	0	0	0.50%	26.5%	12/31/2019	1.73	0	0	0.25%	26.8%	12/31/2019	1.76	0	0	0.00%	27.2%
12/31/2018	1.34	0	0	0.50%	-13.0%	12/31/2018	1.36	0	0	0.25%	-12.8%	12/31/2018	1.39	0	0	0.00%	-12.5%
12/31/2017	1.54	0	0	0.50%	31.5%	12/31/2017	1.56	0	0	0.25%	31.9%	12/31/2017	1.59	0	0	0.00%	32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.0%
2019	0.8%
2018	0.6%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds SMALLCAP World Fund R4 Class - 06-332

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,410,066	$1,111,334	17,830
Receivables: investments sold	3,901
Payables: investments purchased	-
Net assets	$1,413,967

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,413,967	526,039	$2.69
Band 100	-	-	2.78
Band 75	-	-	2.88
Band 50	-	-	2.99
Band 25	-	-	3.10
Band 0	-	-	3.21
Total	$1,413,967	526,039

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(21,929)
Net investment income (loss)			(21,929)

Gain (loss) on investments:
Net realized gain (loss)			728,361
Realized gain distributions			119,944
Net change in unrealized appreciation (depreciation)			(596,415)
Net gain (loss)			251,890

Increase (decrease) in net assets from operations			$229,961

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,929)	$(29,252)
Net realized gain (loss)		728,361	179,618
Realized gain distributions		119,944	48,995
Net change in unrealized appreciation (depreciation)		(596,415)	601,457

Increase (decrease) in net assets from operations		229,961	800,818

Contract owner transactions:
Proceeds from units sold		241,493	930,471
Cost of units redeemed		(1,933,742)	(1,233,068)
Account charges		(14)	(199)
Increase (decrease)		(1,692,263)	(302,796)
Net increase (decrease)		(1,462,302)	498,022
Net assets, beginning		2,876,269	2,378,247
Net assets, ending		$1,413,967	$2,876,269

Units sold		90,498	512,800
Units redeemed		(729,859)	(655,646)
Net increase (decrease)		(639,361)	(142,846)
Units outstanding, beginning		1,165,400	1,308,246
Units outstanding, ending		526,039	1,165,400

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,326,745
Cost of units redeemed/account charges			(8,979,768)
Net investment income (loss)			(187,767)
Net realized gain (loss)			1,184,526
Realized gain distributions			771,499
Net change in unrealized appreciation (depreciation)			298,732
Net assets			$1,413,967

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.69	526	$1,414	1.25%	8.9%	12/31/2021	$2.78	0	$0	1.00%	9.2%	12/31/2021	$2.88	0	$0	0.75%	9.5%
12/31/2020	2.47	1,165	2,876	1.25%	35.8%	12/31/2020	2.55	0	0	1.00%	36.1%	12/31/2020	2.64	0	0	0.75%	36.4%
12/31/2019	1.82	1,308	2,378	1.25%	29.2%	12/31/2019	1.87	0	0	1.00%	29.5%	12/31/2019	1.93	0	0	0.75%	29.8%
12/31/2018	1.41	1,494	2,103	1.25%	-10.8%	12/31/2018	1.45	0	0	1.00%	-10.6%	12/31/2018	1.49	0	0	0.75%	-10.4%
12/31/2017	1.58	1,001	1,580	1.25%	25.3%	12/31/2017	1.62	0	0	1.00%	25.6%	12/31/2017	1.66	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.99	0	$0	0.50%	9.7%	12/31/2021	$3.10	0	$0	0.25%	10.0%	12/31/2021	$3.21	0	$0	0.00%	10.3%
12/31/2020	2.72	0	0	0.50%	36.8%	12/31/2020	2.81	0	0	0.25%	37.1%	12/31/2020	2.91	0	0	0.00%	37.5%
12/31/2019	1.99	0	0	0.50%	30.2%	12/31/2019	2.05	0	0	0.25%	30.5%	12/31/2019	2.12	0	0	0.00%	30.8%
12/31/2018	1.53	0	0	0.50%	-10.2%	12/31/2018	1.57	0	0	0.25%	-9.9%	12/31/2018	1.62	0	0	0.00%	-9.7%
12/31/2017	1.70	0	0	0.50%	26.2%	12/31/2017	1.75	0	0	0.25%	26.5%	12/31/2017	1.79	0	0	0.00%	26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds SMALLCAP World Fund R3 Class - 06-333

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,071,222	$1,513,871	27,672
Receivables: investments sold	3,107
Payables: investments purchased	-
Net assets	$2,074,329

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,860,688	725,020	$2.57
Band 100	213,641	80,354	2.66
Band 75	-	-	2.75
Band 50	-	-	2.85
Band 25	-	-	2.96
Band 0	-	-	3.06
Total	$2,074,329	805,374

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(28,070)
Net investment income (loss)			(28,070)

Gain (loss) on investments:
Net realized gain (loss)			295,305
Realized gain distributions			185,113
Net change in unrealized appreciation (depreciation)			(253,414)
Net gain (loss)			227,004

Increase (decrease) in net assets from operations			$198,934

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(28,070)	$(21,827)
Net realized gain (loss)		295,305	41,000
Realized gain distributions		185,113	39,404
Net change in unrealized appreciation (depreciation)		(253,414)	549,835

Increase (decrease) in net assets from operations		198,934	608,412

Contract owner transactions:
Proceeds from units sold		266,524	185,743
Cost of units redeemed		(753,943)	(359,835)
Account charges		(802)	(1,348)
Increase (decrease)		(488,221)	(175,440)
Net increase (decrease)		(289,287)	432,972
Net assets, beginning		2,363,616	1,930,644
Net assets, ending		$2,074,329	$2,363,616

Units sold		103,020	104,968
Units redeemed		(288,093)	(210,909)
Net increase (decrease)		(185,073)	(105,941)
Units outstanding, beginning		990,447	1,096,388
Units outstanding, ending		805,374	990,447

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,921,918
Cost of units redeemed/account charges			(7,088,737)
Net investment income (loss)			(217,011)
Net realized gain (loss)			935,450
Realized gain distributions			965,358
Net change in unrealized appreciation (depreciation)			557,351
Net assets			$2,074,329

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.57	725	$1,861	1.25%	8.6%	12/31/2021	$2.66	80	$214	1.00%	8.9%	12/31/2021	$2.75	0	$0	0.75%	9.1%
12/31/2020	2.36	849	2,007	1.25%	35.4%	12/31/2020	2.44	108	263	1.00%	35.7%	12/31/2020	2.52	0	0	0.75%	36.0%
12/31/2019	1.75	928	1,621	1.25%	28.8%	12/31/2019	1.80	137	247	1.00%	29.1%	12/31/2019	1.86	0	0	0.75%	29.4%
12/31/2018	1.36	1,077	1,461	1.25%	-11.1%	12/31/2018	1.39	135	188	1.00%	-10.9%	12/31/2018	1.43	0	0	0.75%	-10.7%
12/31/2017	1.53	1,129	1,722	1.25%	24.9%	12/31/2017	1.56	180	282	1.00%	25.2%	12/31/2017	1.60	0	0	0.75%	25.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.85	0	$0	0.50%	9.4%	12/31/2021	$2.96	0	$0	0.25%	9.7%	12/31/2021	$3.06	0	$0	0.00%	9.9%
12/31/2020	2.61	0	0	0.50%	36.4%	12/31/2020	2.70	0	0	0.25%	36.7%	12/31/2020	2.79	34	93	0.00%	37.1%
12/31/2019	1.91	0	0	0.50%	29.8%	12/31/2019	1.97	0	0	0.25%	30.1%	12/31/2019	2.03	31	62	0.00%	30.4%
12/31/2018	1.47	0	0	0.50%	-10.4%	12/31/2018	1.52	0	0	0.25%	-10.2%	12/31/2018	1.56	30	46	0.00%	-10.0%
12/31/2017	1.65	0	0	0.50%	25.8%	12/31/2017	1.69	0	0	0.25%	26.1%	12/31/2017	1.73	27	46	0.00%	26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Growth Fund of America R4 Class - 06-216

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,994,677	$17,970,788	353,776
Receivables: investments sold	-
Payables: investments purchased	(2,722)
Net assets	$25,991,955

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,991,955	6,057,556	$4.29
Band 100	-	-	4.46
Band 75	-	-	4.63
Band 50	-	-	4.81
Band 25	-	-	4.99
Band 0	-	-	5.19
Total	$25,991,955	6,057,556

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,327
Mortality & expense charges			(339,977)
Net investment income (loss)			(333,650)

Gain (loss) on investments:
Net realized gain (loss)			3,195,821
Realized gain distributions			1,961,665
Net change in unrealized appreciation (depreciation)			(262,524)
Net gain (loss)			4,894,962

Increase (decrease) in net assets from operations			$4,561,312

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(333,650)	$(217,836)
Net realized gain (loss)		3,195,821	1,258,824
Realized gain distributions		1,961,665	997,889
Net change in unrealized appreciation (depreciation)		(262,524)	4,978,182

Increase (decrease) in net assets from operations		4,561,312	7,017,059

Contract owner transactions:
Proceeds from units sold		4,617,707	3,091,360
Cost of units redeemed		(8,571,611)	(6,340,921)
Account charges		(9,652)	(8,248)
Increase (decrease)		(3,963,556)	(3,257,809)
Net increase (decrease)		597,756	3,759,250
Net assets, beginning		25,394,199	21,634,949
Net assets, ending		$25,991,955	$25,394,199

Units sold		1,186,082	1,034,284
Units redeemed		(2,099,818)	(2,145,460)
Net increase (decrease)		(913,736)	(1,111,176)
Units outstanding, beginning		6,971,292	8,082,468
Units outstanding, ending		6,057,556	6,971,292

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$130,188,979
Cost of units redeemed/account charges			(150,170,964)
Net investment income (loss)			(2,472,051)
Net realized gain (loss)			19,412,271
Realized gain distributions			21,009,831
Net change in unrealized appreciation (depreciation)			8,023,889
Net assets			$25,991,955

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.29	6,058	$25,992	1.25%	17.8%	12/31/2021	$4.46	0	$0	1.00%	18.1%	12/31/2021	$4.63	0	$0	0.75%	18.4%
12/31/2020	3.64	6,971	25,394	1.25%	36.1%	12/31/2020	3.77	0	0	1.00%	36.4%	12/31/2020	3.91	0	0	0.75%	36.8%
12/31/2019	2.68	8,082	21,635	1.25%	26.5%	12/31/2019	2.77	0	0	1.00%	26.8%	12/31/2019	2.86	0	0	0.75%	27.1%
12/31/2018	2.12	12,042	25,481	1.25%	-4.2%	12/31/2018	2.18	0	0	1.00%	-3.9%	12/31/2018	2.25	0	0	0.75%	-3.7%
12/31/2017	2.21	15,274	33,725	1.25%	24.5%	12/31/2017	2.27	0	0	1.00%	24.8%	12/31/2017	2.33	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.81	0	$0	0.50%	18.7%	12/31/2021	$4.99	0	$0	0.25%	19.0%	12/31/2021	$5.19	0	$0	0.00%	19.3%
12/31/2020	4.05	0	0	0.50%	37.1%	12/31/2020	4.20	0	0	0.25%	37.5%	12/31/2020	4.35	0	0	0.00%	37.8%
12/31/2019	2.96	0	0	0.50%	27.5%	12/31/2019	3.05	0	0	0.25%	27.8%	12/31/2019	3.16	0	0	0.00%	28.1%
12/31/2018	2.32	0	0	0.50%	-3.4%	12/31/2018	2.39	0	0	0.25%	-3.2%	12/31/2018	2.46	0	0	0.00%	-3.0%
12/31/2017	2.40	0	0	0.50%	25.5%	12/31/2017	2.47	0	0	0.25%	25.8%	12/31/2017	2.54	0	0	0.00%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.6%
2018	0.5%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Growth Fund of America R3 Class - 06-179

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,138,278	$12,167,562	250,402
Receivables: investments sold	-
Payables: investments purchased	(31,665)
Net assets	$18,106,613

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,642,338	3,648,674	$4.29
Band 100	2,464,275	552,284	4.46
Band 75	-	-	4.64
Band 50	-	-	4.83
Band 25	-	-	5.03
Band 0	-	-	5.24
Total	$18,106,613	4,200,958

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(226,562)
Net investment income (loss)			(226,562)

Gain (loss) on investments:
Net realized gain (loss)			1,832,207
Realized gain distributions			1,392,593
Net change in unrealized appreciation (depreciation)			53,243
Net gain (loss)			3,278,043

Increase (decrease) in net assets from operations			$3,051,481

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(226,562)	$(187,586)
Net realized gain (loss)		1,832,207	1,410,610
Realized gain distributions		1,392,593	715,913
Net change in unrealized appreciation (depreciation)		53,243	3,183,572

Increase (decrease) in net assets from operations		3,051,481	5,122,509

Contract owner transactions:
Proceeds from units sold		2,110,683	1,835,503
Cost of units redeemed		(4,954,372)	(6,244,828)
Account charges		(9,104)	(6,975)
Increase (decrease)		(2,852,793)	(4,416,300)
Net increase (decrease)		198,688	706,209
Net assets, beginning		17,907,925	17,201,716
Net assets, ending		$18,106,613	$17,907,925

Units sold		578,158	733,127
Units redeemed		(1,260,765)	(2,140,327)
Net increase (decrease)		(682,607)	(1,407,200)
Units outstanding, beginning		4,883,565	6,290,765
Units outstanding, ending		4,200,958	4,883,565

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$71,172,197
Cost of units redeemed/account charges			(83,694,598)
Net investment income (loss)			(2,259,100)
Net realized gain (loss)			14,753,666
Realized gain distributions			12,163,732
Net change in unrealized appreciation (depreciation)			5,970,716
Net assets			$18,106,613

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.29	3,649	$15,642	1.25%	17.5%	12/31/2021	$4.46	552	$2,464	1.00%	17.7%	12/31/2021	$4.64	0	$0	0.75%	18.0%
12/31/2020	3.65	4,295	15,676	1.25%	35.7%	12/31/2020	3.79	587	2,223	1.00%	36.0%	12/31/2020	3.93	0	0	0.75%	36.4%
12/31/2019	2.69	5,231	14,071	1.25%	26.1%	12/31/2019	2.79	635	1,768	1.00%	26.4%	12/31/2019	2.89	0	0	0.75%	26.8%
12/31/2018	2.13	5,463	11,652	1.25%	-4.5%	12/31/2018	2.20	703	1,549	1.00%	-4.2%	12/31/2018	2.28	0	0	0.75%	-4.0%
12/31/2017	2.23	7,495	16,732	1.25%	24.2%	12/31/2017	2.30	856	1,970	1.00%	24.5%	12/31/2017	2.37	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.83	0	$0	0.50%	18.3%	12/31/2021	$5.03	0	$0	0.25%	18.6%	12/31/2021	$5.24	0	$0	0.00%	18.9%
12/31/2020	4.08	2	9	0.50%	36.7%	12/31/2020	4.24	0	0	0.25%	37.0%	12/31/2020	4.40	0	0	0.00%	37.4%
12/31/2019	2.99	3	7	0.50%	27.1%	12/31/2019	3.09	0	0	0.25%	27.4%	12/31/2019	3.20	423	1,355	0.00%	27.7%
12/31/2018	2.35	0	1	0.50%	-3.7%	12/31/2018	2.43	0	0	0.25%	-3.5%	12/31/2018	2.51	437	1,096	0.00%	-3.2%
12/31/2017	2.44	0	1	0.50%	25.1%	12/31/2017	2.52	0	0	0.25%	25.4%	12/31/2017	2.59	406	1,054	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.4%
2018	0.2%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Washington Mutual Investors Fund R4 Class - 06-448

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,311,378	$15,637,526	336,904
Receivables: investments sold	-
Payables: investments purchased	(66,816)
Net assets	$20,244,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,683,930	4,960,129	$3.97
Band 100	-	-	4.09
Band 75	-	-	4.21
Band 50	-	-	4.34
Band 25	-	-	4.48
Band 0	560,632	121,543	4.61
Total	$20,244,562	5,081,672

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$442,135
Mortality & expense charges			(384,951)
Net investment income (loss)			57,184

Gain (loss) on investments:
Net realized gain (loss)			6,108,656
Realized gain distributions			1,655,581
Net change in unrealized appreciation (depreciation)			(313,455)
Net gain (loss)			7,450,782

Increase (decrease) in net assets from operations			$7,507,966

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$57,184	$228,572
Net realized gain (loss)		6,108,656	855,120
Realized gain distributions		1,655,581	496,587
Net change in unrealized appreciation (depreciation)		(313,455)	222,577

Increase (decrease) in net assets from operations		7,507,966	1,802,856

Contract owner transactions:
Proceeds from units sold		3,340,452	4,031,745
Cost of units redeemed		(28,575,358)	(15,411,925)
Account charges		(7,841)	(7,985)
Increase (decrease)		(25,242,747)	(11,388,165)
Net increase (decrease)		(17,734,781)	(9,585,309)
Net assets, beginning		37,979,343	47,564,652
Net assets, ending		$20,244,562	$37,979,343

Units sold		1,005,865	1,508,368
Units redeemed		(8,047,283)	(5,330,920)
Net increase (decrease)		(7,041,418)	(3,822,552)
Units outstanding, beginning		12,123,090	15,945,642
Units outstanding, ending		5,081,672	12,123,090

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$84,470,150
Cost of units redeemed/account charges			(91,929,931)
Net investment income (loss)			1,601,231
Net realized gain (loss)			10,420,016
Realized gain distributions			11,009,244
Net change in unrealized appreciation (depreciation)			4,673,852
Net assets			$20,244,562

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.97	4,960	$19,684	1.25%	26.8%	12/31/2021	$4.09	0	$0	1.00%	27.2%	12/31/2021	$4.21	0	$0	0.75%	27.5%
12/31/2020	3.13	12,018	37,602	1.25%	6.4%	12/31/2020	3.22	0	0	1.00%	6.6%	12/31/2020	3.31	0	0	0.75%	6.9%
12/31/2019	2.94	14,264	41,956	1.25%	23.9%	12/31/2019	3.02	0	0	1.00%	24.2%	12/31/2019	3.09	0	0	0.75%	24.5%
12/31/2018	2.37	11,600	27,535	1.25%	-4.2%	12/31/2018	2.43	0	0	1.00%	-4.0%	12/31/2018	2.48	0	0	0.75%	-3.7%
12/31/2017	2.48	13,373	33,138	1.25%	18.6%	12/31/2017	2.53	0	0	1.00%	18.9%	12/31/2017	2.58	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.34	0	$0	0.50%	27.8%	12/31/2021	$4.48	0	$0	0.25%	28.1%	12/31/2021	$4.61	122	$561	0.00%	28.4%
12/31/2020	3.40	0	0	0.50%	7.2%	12/31/2020	3.49	0	0	0.25%	7.4%	12/31/2020	3.59	105	378	0.00%	7.7%
12/31/2019	3.17	0	0	0.50%	24.9%	12/31/2019	3.25	0	0	0.25%	25.2%	12/31/2019	3.33	1,682	5,608	0.00%	25.5%
12/31/2018	2.54	0	0	0.50%	-3.5%	12/31/2018	2.60	0	0	0.25%	-3.2%	12/31/2018	2.66	2,051	5,451	0.00%	-3.0%
12/31/2017	2.63	0	0	0.50%	19.5%	12/31/2017	2.69	0	0	0.25%	19.8%	12/31/2017	2.74	2,129	5,833	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.6%
2019	1.9%
2018	1.9%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Washington Mutual Investors Fund R3 Class - 06-449

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,940,118	$3,050,287	65,461
Receivables: investments sold	-
Payables: investments purchased	(21,596)
Net assets	$3,918,522

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,918,522	1,024,164	$3.83
Band 100	-	-	3.94
Band 75	-	-	4.06
Band 50	-	-	4.19
Band 25	-	-	4.32
Band 0	-	-	4.45
Total	$3,918,522	1,024,164

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$52,208
Mortality & expense charges			(56,786)
Net investment income (loss)			(4,578)

Gain (loss) on investments:
Net realized gain (loss)			544,561
Realized gain distributions			211,567
Net change in unrealized appreciation (depreciation)			299,217
Net gain (loss)			1,055,345

Increase (decrease) in net assets from operations			$1,050,767

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,578)	$20,917
Net realized gain (loss)		544,561	120,442
Realized gain distributions		211,567	60,181
Net change in unrealized appreciation (depreciation)		299,217	(122,456)

Increase (decrease) in net assets from operations		1,050,767	79,084

Contract owner transactions:
Proceeds from units sold		834,441	1,324,840
Cost of units redeemed		(2,484,506)	(3,620,002)
Account charges		(2,035)	(3,025)
Increase (decrease)		(1,652,100)	(2,298,187)
Net increase (decrease)		(601,333)	(2,219,103)
Net assets, beginning		4,519,855	6,738,958
Net assets, ending		$3,918,522	$4,519,855

Units sold		251,557	565,861
Units redeemed		(715,603)	(1,406,866)
Net increase (decrease)		(464,046)	(841,005)
Units outstanding, beginning		1,488,210	2,329,215
Units outstanding, ending		1,024,164	1,488,210

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$16,721,828
Cost of units redeemed/account charges			(17,264,121)
Net investment income (loss)			204,117
Net realized gain (loss)			1,475,727
Realized gain distributions			1,891,140
Net change in unrealized appreciation (depreciation)			889,831
Net assets			$3,918,522

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.83	1,024	$3,919	1.25%	26.5%	12/31/2021	$3.94	0	$0	1.00%	26.8%	12/31/2021	$4.06	0	$0	0.75%	27.1%
12/31/2020	3.03	1,449	4,383	1.25%	6.0%	12/31/2020	3.11	0	0	1.00%	6.3%	12/31/2020	3.20	0	0	0.75%	6.6%
12/31/2019	2.85	2,085	5,949	1.25%	23.6%	12/31/2019	2.93	0	0	1.00%	23.9%	12/31/2019	3.00	0	0	0.75%	24.2%
12/31/2018	2.31	2,066	4,770	1.25%	-4.5%	12/31/2018	2.36	0	0	1.00%	-4.3%	12/31/2018	2.42	0	0	0.75%	-4.0%
12/31/2017	2.42	2,273	5,495	1.25%	18.2%	12/31/2017	2.47	0	0	1.00%	18.5%	12/31/2017	2.52	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.19	0	$0	0.50%	27.4%	12/31/2021	$4.32	0	$0	0.25%	27.7%	12/31/2021	$4.45	0	$0	0.00%	28.1%
12/31/2020	3.29	0	0	0.50%	6.8%	12/31/2020	3.38	0	0	0.25%	7.1%	12/31/2020	3.47	39	136	0.00%	7.4%
12/31/2019	3.08	0	0	0.50%	24.5%	12/31/2019	3.15	0	0	0.25%	24.8%	12/31/2019	3.23	244	790	0.00%	25.1%
12/31/2018	2.47	0	0	0.50%	-3.8%	12/31/2018	2.53	0	0	0.25%	-3.5%	12/31/2018	2.59	474	1,224	0.00%	-3.3%
12/31/2017	2.57	0	0	0.50%	19.1%	12/31/2017	2.62	0	0	0.25%	19.4%	12/31/2017	2.67	257	686	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.4%
2019	1.7%
2018	1.5%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2010 Target Date Retirement Fund R3 Class - 06-957

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,778,938	$2,720,251	225,827
Receivables: investments sold	-
Payables: investments purchased	(8,034)
Net assets	$2,770,904

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,770,904	2,071,177	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$2,770,904	2,071,177

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$30,378
Mortality & expense charges			(25,586)
Net investment income (loss)			4,792

Gain (loss) on investments:
Net realized gain (loss)			124,187
Realized gain distributions			61,194
Net change in unrealized appreciation (depreciation)			(47,040)
Net gain (loss)			138,341

Increase (decrease) in net assets from operations			$143,133

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,792	$11,555
Net realized gain (loss)		124,187	20,512
Realized gain distributions		61,194	22,538
Net change in unrealized appreciation (depreciation)		(47,040)	62,644

Increase (decrease) in net assets from operations		143,133	117,249

Contract owner transactions:
Proceeds from units sold		2,495,899	213,131
Cost of units redeemed		(1,627,241)	(889,814)
Account charges		(522)	(1,003)
Increase (decrease)		868,136	(677,686)
Net increase (decrease)		1,011,269	(560,437)
Net assets, beginning		1,759,635	2,320,072
Net assets, ending		$2,770,904	$1,759,635

Units sold		1,945,918	187,298
Units redeemed		(1,285,905)	(770,495)
Net increase (decrease)		660,013	(583,197)
Units outstanding, beginning		1,411,164	1,994,361
Units outstanding, ending		2,071,177	1,411,164

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,411,588
Cost of units redeemed/account charges			(3,060,532)
Net investment income (loss)			46,833
Net realized gain (loss)			167,996
Realized gain distributions			146,332
Net change in unrealized appreciation (depreciation)			58,687
Net assets			$2,770,904

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	2,071	$2,771	1.25%	7.3%	12/31/2021	$1.36	0	$0	1.00%	7.6%	12/31/2021	$1.38	0	$0	0.75%	7.8%
12/31/2020	1.25	1,411	1,760	1.25%	7.2%	12/31/2020	1.26	0	0	1.00%	7.5%	12/31/2020	1.28	0	0	0.75%	7.7%
12/31/2019	1.16	1,994	2,320	1.25%	11.8%	12/31/2019	1.18	0	0	1.00%	12.0%	12/31/2019	1.19	0	0	0.75%	12.3%
12/31/2018	1.04	1,368	1,424	1.25%	-4.4%	12/31/2018	1.05	0	0	1.00%	-4.2%	12/31/2018	1.06	0	0	0.75%	-3.9%
12/31/2017	1.09	421	458	1.25%	8.3%	12/31/2017	1.10	0	0	1.00%	8.6%	12/31/2017	1.10	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	8.1%	12/31/2021	$1.43	0	$0	0.25%	8.4%	12/31/2021	$1.45	0	$0	0.00%	8.6%
12/31/2020	1.30	0	0	0.50%	8.0%	12/31/2020	1.32	0	0	0.25%	8.3%	12/31/2020	1.34	0	0	0.00%	8.5%
12/31/2019	1.20	0	0	0.50%	12.6%	12/31/2019	1.22	0	0	0.25%	12.9%	12/31/2019	1.23	0	0	0.00%	13.2%
12/31/2018	1.07	0	0	0.50%	-3.7%	12/31/2018	1.08	0	0	0.25%	-3.4%	12/31/2018	1.09	0	0	0.00%	-3.2%
12/31/2017	1.11	0	0	0.50%	9.1%	12/31/2017	1.12	0	0	0.25%	9.4%	12/31/2017	1.12	0	0	0.00%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.7%
2019	2.1%
2018	2.6%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2010 Target Date Retirement Fund R4 Class - 06-958

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,038,162	$939,896	84,292
Receivables: investments sold	324
Payables: investments purchased	-
Net assets	$1,038,486

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,038,486	760,963	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$1,038,486	760,963

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$14,642
Mortality & expense charges			(13,596)
Net investment income (loss)			1,046

Gain (loss) on investments:
Net realized gain (loss)			32,917
Realized gain distributions			22,706
Net change in unrealized appreciation (depreciation)			23,901
Net gain (loss)			79,524

Increase (decrease) in net assets from operations			$80,570

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,046	$13,067
Net realized gain (loss)		32,917	(271)
Realized gain distributions		22,706	14,426
Net change in unrealized appreciation (depreciation)		23,901	36,030

Increase (decrease) in net assets from operations		80,570	63,252

Contract owner transactions:
Proceeds from units sold		124,482	174,420
Cost of units redeemed		(299,753)	(307,723)
Account charges		(2,482)	(2,148)
Increase (decrease)		(177,753)	(135,451)
Net increase (decrease)		(97,183)	(72,199)
Net assets, beginning		1,135,669	1,207,868
Net assets, ending		$1,038,486	$1,135,669

Units sold		95,651	153,340
Units redeemed		(230,116)	(281,504)
Net increase (decrease)		(134,465)	(128,164)
Units outstanding, beginning		895,428	1,023,592
Units outstanding, ending		760,963	895,428

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,431,883
Cost of units redeemed/account charges			(1,668,624)
Net investment income (loss)			43,627
Net realized gain (loss)			50,402
Realized gain distributions			82,932
Net change in unrealized appreciation (depreciation)			98,266
Net assets			$1,038,486

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	761	$1,038	1.25%	7.6%	12/31/2021	$1.39	0	$0	1.00%	7.9%	12/31/2021	$1.41	0	$0	0.75%	8.1%
12/31/2020	1.27	895	1,136	1.25%	7.5%	12/31/2020	1.29	0	0	1.00%	7.7%	12/31/2020	1.30	0	0	0.75%	8.0%
12/31/2019	1.18	1,024	1,208	1.25%	12.0%	12/31/2019	1.19	0	0	1.00%	12.3%	12/31/2019	1.21	0	0	0.75%	12.6%
12/31/2018	1.05	1,194	1,258	1.25%	-4.0%	12/31/2018	1.06	0	0	1.00%	-3.8%	12/31/2018	1.07	0	0	0.75%	-3.5%
12/31/2017	1.10	745	818	1.25%	8.6%	12/31/2017	1.10	0	0	1.00%	8.9%	12/31/2017	1.11	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	0.50%	8.4%	12/31/2021	$1.46	0	$0	0.25%	8.7%	12/31/2021	$1.48	0	$0	0.00%	9.0%
12/31/2020	1.32	0	0	0.50%	8.3%	12/31/2020	1.34	0	0	0.25%	8.6%	12/31/2020	1.36	0	0	0.00%	8.8%
12/31/2019	1.22	0	0	0.50%	12.9%	12/31/2019	1.24	0	0	0.25%	13.1%	12/31/2019	1.25	0	0	0.00%	13.4%
12/31/2018	1.08	0	0	0.50%	-3.3%	12/31/2018	1.09	0	0	0.25%	-3.0%	12/31/2018	1.10	0	0	0.00%	-2.8%
12/31/2017	1.12	0	0	0.50%	9.4%	12/31/2017	1.13	0	0	0.25%	9.7%	12/31/2017	1.13	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	2.2%
2019	1.9%
2018	2.4%
2017	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2015 Target Date Retirement Fund R3 Class - 06-959

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,103,678	$1,092,755	85,021
Receivables: investments sold	-
Payables: investments purchased	(100)
Net assets	$1,103,578

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,103,578	800,213	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$1,103,578	800,213

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,309
Mortality & expense charges			(12,906)
Net investment income (loss)			403

Gain (loss) on investments:
Net realized gain (loss)			93,859
Realized gain distributions			38,742
Net change in unrealized appreciation (depreciation)			(55,432)
Net gain (loss)			77,169

Increase (decrease) in net assets from operations			$77,572

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$403	$226
Net realized gain (loss)		93,859	70,165
Realized gain distributions		38,742	13,104
Net change in unrealized appreciation (depreciation)		(55,432)	(9,960)

Increase (decrease) in net assets from operations		77,572	73,535

Contract owner transactions:
Proceeds from units sold		2,060,860	170,232
Cost of units redeemed		(1,881,807)	(1,256,978)
Account charges		(1,054)	(1,627)
Increase (decrease)		177,999	(1,088,373)
Net increase (decrease)		255,571	(1,014,838)
Net assets, beginning		848,007	1,862,845
Net assets, ending		$1,103,578	$848,007

Units sold		1,630,549	147,383
Units redeemed		(1,495,480)	(1,058,938)
Net increase (decrease)		135,069	(911,555)
Units outstanding, beginning		665,144	1,576,699
Units outstanding, ending		800,213	665,144

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,038,431
Cost of units redeemed/account charges			(4,311,305)
Net investment income (loss)			30,593
Net realized gain (loss)			184,149
Realized gain distributions			150,787
Net change in unrealized appreciation (depreciation)			10,923
Net assets			$1,103,578

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	800	$1,104	1.25%	8.2%	12/31/2021	$1.40	0	$0	1.00%	8.4%	12/31/2021	$1.43	0	$0	0.75%	8.7%
12/31/2020	1.27	665	848	1.25%	7.9%	12/31/2020	1.29	0	0	1.00%	8.2%	12/31/2020	1.31	0	0	0.75%	8.4%
12/31/2019	1.18	1,577	1,863	1.25%	12.7%	12/31/2019	1.20	0	0	1.00%	13.0%	12/31/2019	1.21	0	0	0.75%	13.3%
12/31/2018	1.05	1,719	1,802	1.25%	-4.6%	12/31/2018	1.06	0	0	1.00%	-4.3%	12/31/2018	1.07	0	0	0.75%	-4.1%
12/31/2017	1.10	1,661	1,825	1.25%	9.2%	12/31/2017	1.11	0	0	1.00%	9.5%	12/31/2017	1.11	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	0.50%	9.0%	12/31/2021	$1.47	0	$0	0.25%	9.3%	12/31/2021	$1.50	0	$0	0.00%	9.5%
12/31/2020	1.33	0	0	0.50%	8.7%	12/31/2020	1.35	0	0	0.25%	9.0%	12/31/2020	1.37	0	0	0.00%	9.3%
12/31/2019	1.22	0	0	0.50%	13.5%	12/31/2019	1.24	0	0	0.25%	13.8%	12/31/2019	1.25	0	0	0.00%	14.1%
12/31/2018	1.08	0	0	0.50%	-3.8%	12/31/2018	1.09	0	0	0.25%	-3.6%	12/31/2018	1.10	0	0	0.00%	-3.4%
12/31/2017	1.12	0	0	0.50%	10.0%	12/31/2017	1.13	0	0	0.25%	10.3%	12/31/2017	1.13	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.3%
2019	1.7%
2018	1.6%
2017	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2015 Target Date Retirement Fund R4 Class - 06-969

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$970,603	$881,657	74,211
Receivables: investments sold	-
Payables: investments purchased	(660)
Net assets	$969,943

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$969,943	688,989	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.53
Total	$969,943	688,989

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,815
Mortality & expense charges			(16,168)
Net investment income (loss)			(2,353)

Gain (loss) on investments:
Net realized gain (loss)			101,806
Realized gain distributions			31,670
Net change in unrealized appreciation (depreciation)			(17,805)
Net gain (loss)			115,671

Increase (decrease) in net assets from operations			$113,318

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,353)	$18,914
Net realized gain (loss)		101,806	(1,092)
Realized gain distributions		31,670	24,645
Net change in unrealized appreciation (depreciation)		(17,805)	77,046

Increase (decrease) in net assets from operations		113,318	119,513

Contract owner transactions:
Proceeds from units sold		124,408	288,111
Cost of units redeemed		(871,706)	(257,620)
Account charges		(1,816)	(1,828)
Increase (decrease)		(749,114)	28,663
Net increase (decrease)		(635,796)	148,176
Net assets, beginning		1,605,739	1,457,563
Net assets, ending		$969,943	$1,605,739

Units sold		92,930	245,346
Units redeemed		(642,765)	(222,247)
Net increase (decrease)		(549,835)	23,099
Units outstanding, beginning		1,238,824	1,215,725
Units outstanding, ending		688,989	1,238,824

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,718,534
Cost of units redeemed/account charges			(3,136,961)
Net investment income (loss)			47,764
Net realized gain (loss)			120,890
Realized gain distributions			130,770
Net change in unrealized appreciation (depreciation)			88,946
Net assets			$969,943

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	689	$970	1.25%	8.6%	12/31/2021	$1.43	0	$0	1.00%	8.9%	12/31/2021	$1.46	0	$0	0.75%	9.2%
12/31/2020	1.30	1,239	1,606	1.25%	8.1%	12/31/2020	1.31	0	0	1.00%	8.4%	12/31/2020	1.33	0	0	0.75%	8.7%
12/31/2019	1.20	1,216	1,458	1.25%	13.2%	12/31/2019	1.21	0	0	1.00%	13.4%	12/31/2019	1.23	0	0	0.75%	13.7%
12/31/2018	1.06	1,485	1,573	1.25%	-4.3%	12/31/2018	1.07	0	0	1.00%	-4.0%	12/31/2018	1.08	0	0	0.75%	-3.8%
12/31/2017	1.11	1,056	1,169	1.25%	9.4%	12/31/2017	1.11	0	0	1.00%	9.7%	12/31/2017	1.12	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	9.4%	12/31/2021	$1.50	0	$0	0.25%	9.7%	12/31/2021	$1.53	0	$0	0.00%	10.0%
12/31/2020	1.35	0	0	0.50%	8.9%	12/31/2020	1.37	0	0	0.25%	9.2%	12/31/2020	1.39	0	0	0.00%	9.5%
12/31/2019	1.24	0	0	0.50%	14.0%	12/31/2019	1.26	0	0	0.25%	14.3%	12/31/2019	1.27	0	0	0.00%	14.6%
12/31/2018	1.09	0	0	0.50%	-3.5%	12/31/2018	1.10	0	0	0.25%	-3.3%	12/31/2018	1.11	0	0	0.00%	-3.0%
12/31/2017	1.13	0	0	0.50%	10.2%	12/31/2017	1.14	0	0	0.25%	10.5%	12/31/2017	1.14	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	2.4%
2019	1.9%
2018	2.2%
2017	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2020 Target Date Retirement Fund R3 Class - 06-971

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,714,095	$7,210,753	546,824
Receivables: investments sold	23,467
Payables: investments purchased	-
Net assets	$7,737,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,737,562	5,445,168	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$7,737,562	5,445,168

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$72,739
Mortality & expense charges			(88,428)
Net investment income (loss)			(15,689)

Gain (loss) on investments:
Net realized gain (loss)			473,420
Realized gain distributions			364,108
Net change in unrealized appreciation (depreciation)			(122,484)
Net gain (loss)			715,044

Increase (decrease) in net assets from operations			$699,355

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,689)	$82,068
Net realized gain (loss)		473,420	114,367
Realized gain distributions		364,108	176,048
Net change in unrealized appreciation (depreciation)		(122,484)	452,029

Increase (decrease) in net assets from operations		699,355	824,512

Contract owner transactions:
Proceeds from units sold		2,097,717	1,026,586
Cost of units redeemed		(4,303,465)	(1,911,036)
Account charges		(6,680)	(5,102)
Increase (decrease)		(2,212,428)	(889,552)
Net increase (decrease)		(1,513,073)	(65,040)
Net assets, beginning		9,250,635	9,315,675
Net assets, ending		$7,737,562	$9,250,635

Units sold		1,592,593	874,231
Units redeemed		(3,113,339)	(1,579,951)
Net increase (decrease)		(1,520,746)	(705,720)
Units outstanding, beginning		6,965,914	7,671,634
Units outstanding, ending		5,445,168	6,965,914

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,660,137
Cost of units redeemed/account charges			(8,041,747)
Net investment income (loss)			177,160
Net realized gain (loss)			614,821
Realized gain distributions			823,849
Net change in unrealized appreciation (depreciation)			503,342
Net assets			$7,737,562

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	5,445	$7,738	1.25%	8.6%	12/31/2021	$1.44	0	$0	1.00%	8.9%	12/31/2021	$1.47	0	$0	0.75%	9.1%
12/31/2020	1.31	5,553	7,267	1.25%	8.9%	12/31/2020	1.33	0	0	1.00%	9.2%	12/31/2020	1.35	0	0	0.75%	9.4%
12/31/2019	1.20	6,342	7,622	1.25%	13.4%	12/31/2019	1.22	0	0	1.00%	13.7%	12/31/2019	1.23	0	0	0.75%	14.0%
12/31/2018	1.06	2,756	2,921	1.25%	-4.5%	12/31/2018	1.07	0	0	1.00%	-4.3%	12/31/2018	1.08	0	0	0.75%	-4.0%
12/31/2017	1.11	1,783	1,979	1.25%	10.7%	12/31/2017	1.12	0	0	1.00%	11.0%	12/31/2017	1.12	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	0.50%	9.4%	12/31/2021	$1.52	0	$0	0.25%	9.7%	12/31/2021	$1.54	0	$0	0.00%	9.9%
12/31/2020	1.36	0	0	0.50%	9.7%	12/31/2020	1.38	0	0	0.25%	10.0%	12/31/2020	1.40	1,413	1,984	0.00%	10.3%
12/31/2019	1.24	0	0	0.50%	14.3%	12/31/2019	1.26	0	0	0.25%	14.6%	12/31/2019	1.27	1,330	1,693	0.00%	14.9%
12/31/2018	1.09	0	0	0.50%	-3.8%	12/31/2018	1.10	0	0	0.25%	-3.6%	12/31/2018	1.11	0	0	0.00%	-3.3%
12/31/2017	1.13	0	0	0.50%	11.6%	12/31/2017	1.14	0	0	0.25%	11.8%	12/31/2017	1.15	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	1.9%
2019	2.3%
2018	1.7%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2020 Target Date Retirement Fund R4 Class - 06-972

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,132,059	$3,771,097	289,938
Receivables: investments sold	-
Payables: investments purchased	(432)
Net assets	$4,131,627

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,131,627	2,848,805	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$4,131,627	2,848,805

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$50,967
Mortality & expense charges			(70,519)
Net investment income (loss)			(19,552)

Gain (loss) on investments:
Net realized gain (loss)			567,938
Realized gain distributions			192,127
Net change in unrealized appreciation (depreciation)			(225,417)
Net gain (loss)			534,648

Increase (decrease) in net assets from operations			$515,096

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,552)	$54,331
Net realized gain (loss)		567,938	131,847
Realized gain distributions		192,127	135,467
Net change in unrealized appreciation (depreciation)		(225,417)	237,316

Increase (decrease) in net assets from operations		515,096	558,961

Contract owner transactions:
Proceeds from units sold		665,300	1,014,720
Cost of units redeemed		(4,271,771)	(4,152,323)
Account charges		(4,538)	(5,640)
Increase (decrease)		(3,611,009)	(3,143,243)
Net increase (decrease)		(3,095,913)	(2,584,282)
Net assets, beginning		7,227,540	9,811,822
Net assets, ending		$4,131,627	$7,227,540

Units sold		477,418	842,697
Units redeemed		(3,056,691)	(3,460,050)
Net increase (decrease)		(2,579,273)	(2,617,353)
Units outstanding, beginning		5,428,078	8,045,431
Units outstanding, ending		2,848,805	5,428,078

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$19,384,936
Cost of units redeemed/account charges			(17,701,633)
Net investment income (loss)			182,754
Net realized gain (loss)			1,020,973
Realized gain distributions			883,635
Net change in unrealized appreciation (depreciation)			360,962
Net assets			$4,131,627

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	2,849	$4,132	1.25%	8.9%	12/31/2021	$1.47	0	$0	1.00%	9.2%	12/31/2021	$1.50	0	$0	0.75%	9.5%
12/31/2020	1.33	5,428	7,228	1.25%	9.2%	12/31/2020	1.35	0	0	1.00%	9.5%	12/31/2020	1.37	0	0	0.75%	9.7%
12/31/2019	1.22	8,045	9,812	1.25%	13.8%	12/31/2019	1.23	0	0	1.00%	14.1%	12/31/2019	1.25	0	0	0.75%	14.4%
12/31/2018	1.07	10,659	11,418	1.25%	-4.3%	12/31/2018	1.08	0	0	1.00%	-4.1%	12/31/2018	1.09	0	0	0.75%	-3.8%
12/31/2017	1.12	7,045	7,885	1.25%	11.1%	12/31/2017	1.13	0	0	1.00%	11.4%	12/31/2017	1.13	0	0	0.75%	11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	0.50%	9.7%	12/31/2021	$1.55	0	$0	0.25%	10.0%	12/31/2021	$1.58	0	$0	0.00%	10.3%
12/31/2020	1.39	0	0	0.50%	10.0%	12/31/2020	1.41	0	0	0.25%	10.3%	12/31/2020	1.43	0	0	0.00%	10.6%
12/31/2019	1.26	0	0	0.50%	14.7%	12/31/2019	1.28	0	0	0.25%	15.0%	12/31/2019	1.29	0	0	0.00%	15.3%
12/31/2018	1.10	0	0	0.50%	-3.6%	12/31/2018	1.11	0	0	0.25%	-3.3%	12/31/2018	1.12	0	0	0.00%	-3.1%
12/31/2017	1.14	0	0	0.50%	11.9%	12/31/2017	1.15	0	0	0.25%	12.2%	12/31/2017	1.16	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	1.8%
2019	1.7%
2018	1.9%
2017	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2025 Target Date Retirement Fund R3 Class - 06-973

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,310,671	$8,510,770	585,626
Receivables: investments sold	6,639
Payables: investments purchased	-
Net assets	$9,317,310

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,317,310	6,170,935	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.64
Total	$9,317,310	6,170,935

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$65,972
Mortality & expense charges			(105,324)
Net investment income (loss)			(39,352)

Gain (loss) on investments:
Net realized gain (loss)			633,052
Realized gain distributions			458,274
Net change in unrealized appreciation (depreciation)			(202,477)
Net gain (loss)			888,849

Increase (decrease) in net assets from operations			$849,497

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(39,352)	$40,017
Net realized gain (loss)		633,052	110,353
Realized gain distributions		458,274	175,382
Net change in unrealized appreciation (depreciation)		(202,477)	699,407

Increase (decrease) in net assets from operations		849,497	1,025,159

Contract owner transactions:
Proceeds from units sold		3,203,796	2,087,395
Cost of units redeemed		(4,254,777)	(2,417,007)
Account charges		(6,165)	(4,913)
Increase (decrease)		(1,057,146)	(334,525)
Net increase (decrease)		(207,649)	690,634
Net assets, beginning		9,524,959	8,834,325
Net assets, ending		$9,317,310	$9,524,959

Units sold		2,206,938	1,671,575
Units redeemed		(2,845,267)	(1,907,880)
Net increase (decrease)		(638,329)	(236,305)
Units outstanding, beginning		6,809,264	7,045,569
Units outstanding, ending		6,170,935	6,809,264

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$16,376,290
Cost of units redeemed/account charges			(9,599,604)
Net investment income (loss)			48,559
Net realized gain (loss)			743,541
Realized gain distributions			948,623
Net change in unrealized appreciation (depreciation)			799,901
Net assets			$9,317,310

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	6,171	$9,317	1.25%	9.3%	12/31/2021	$1.54	0	$0	1.00%	9.5%	12/31/2021	$1.56	0	$0	0.75%	9.8%
12/31/2020	1.38	5,663	7,826	1.25%	11.7%	12/31/2020	1.40	0	0	1.00%	11.9%	12/31/2020	1.42	0	0	0.75%	12.2%
12/31/2019	1.24	5,490	6,795	1.25%	15.5%	12/31/2019	1.25	0	0	1.00%	15.8%	12/31/2019	1.27	0	0	0.75%	16.1%
12/31/2018	1.07	3,388	3,630	1.25%	-5.2%	12/31/2018	1.08	0	0	1.00%	-5.0%	12/31/2018	1.09	0	0	0.75%	-4.7%
12/31/2017	1.13	1,626	1,838	1.25%	13.2%	12/31/2017	1.14	0	0	1.00%	13.4%	12/31/2017	1.15	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	0	$0	0.50%	10.1%	12/31/2021	$1.61	0	$0	0.25%	10.4%	12/31/2021	$1.64	0	$0	0.00%	10.6%
12/31/2020	1.44	0	0	0.50%	12.5%	12/31/2020	1.46	0	0	0.25%	12.8%	12/31/2020	1.48	1,146	1,699	0.00%	13.1%
12/31/2019	1.28	0	0	0.50%	16.4%	12/31/2019	1.30	0	0	0.25%	16.7%	12/31/2019	1.31	1,556	2,039	0.00%	17.0%
12/31/2018	1.10	0	0	0.50%	-4.5%	12/31/2018	1.11	0	0	0.25%	-4.3%	12/31/2018	1.12	0	0	0.00%	-4.0%
12/31/2017	1.15	0	0	0.50%	14.0%	12/31/2017	1.16	0	0	0.25%	14.3%	12/31/2017	1.17	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	1.4%
2019	1.7%
2018	1.6%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2025 Target Date Retirement Fund R4 Class - 06-974

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,822,616	$8,790,214	611,794
Receivables: investments sold	2,808
Payables: investments purchased	-
Net assets	$9,825,424

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,614,296	6,240,687	$1.54
Band 100	-	-	1.57
Band 75	-	-	1.59
Band 50	-	-	1.62
Band 25	-	-	1.65
Band 0	211,128	126,172	1.67
Total	$9,825,424	6,366,859

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$96,579
Mortality & expense charges			(133,223)
Net investment income (loss)			(36,644)

Gain (loss) on investments:
Net realized gain (loss)			607,890
Realized gain distributions			479,608
Net change in unrealized appreciation (depreciation)			(69,711)
Net gain (loss)			1,017,787

Increase (decrease) in net assets from operations			$981,143

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(36,644)	$20,743
Net realized gain (loss)		607,890	406,919
Realized gain distributions		479,608	185,562
Net change in unrealized appreciation (depreciation)		(69,711)	599,368

Increase (decrease) in net assets from operations		981,143	1,212,592

Contract owner transactions:
Proceeds from units sold		2,494,204	2,736,105
Cost of units redeemed		(3,711,289)	(5,972,956)
Account charges		(13,778)	(15,870)
Increase (decrease)		(1,230,863)	(3,252,721)
Net increase (decrease)		(249,720)	(2,040,129)
Net assets, beginning		10,075,144	12,115,273
Net assets, ending		$9,825,424	$10,075,144

Units sold		1,697,354	2,188,004
Units redeemed		(2,493,088)	(4,674,133)
Net increase (decrease)		(795,734)	(2,486,129)
Units outstanding, beginning		7,162,593	9,648,722
Units outstanding, ending		6,366,859	7,162,593

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$24,573,479
Cost of units redeemed/account charges			(18,525,122)
Net investment income (loss)			57,984
Net realized gain (loss)			1,380,458
Realized gain distributions			1,306,223
Net change in unrealized appreciation (depreciation)			1,032,402
Net assets			$9,825,424

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	6,241	$9,614	1.25%	9.6%	12/31/2021	$1.57	0	$0	1.00%	9.9%	12/31/2021	$1.59	0	$0	0.75%	10.2%
12/31/2020	1.41	7,089	9,964	1.25%	11.9%	12/31/2020	1.43	0	0	1.00%	12.2%	12/31/2020	1.45	0	0	0.75%	12.5%
12/31/2019	1.26	9,649	12,115	1.25%	16.0%	12/31/2019	1.27	0	0	1.00%	16.2%	12/31/2019	1.28	0	0	0.75%	16.5%
12/31/2018	1.08	11,107	12,028	1.25%	-5.0%	12/31/2018	1.09	0	0	1.00%	-4.7%	12/31/2018	1.10	0	0	0.75%	-4.5%
12/31/2017	1.14	5,615	6,399	1.25%	13.5%	12/31/2017	1.15	0	0	1.00%	13.8%	12/31/2017	1.15	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.62	0	$0	0.50%	10.4%	12/31/2021	$1.65	0	$0	0.25%	10.7%	12/31/2021	$1.67	126	$211	0.00%	11.0%
12/31/2020	1.47	0	0	0.50%	12.8%	12/31/2020	1.49	0	0	0.25%	13.1%	12/31/2020	1.51	74	111	0.00%	13.3%
12/31/2019	1.30	0	0	0.50%	16.8%	12/31/2019	1.31	0	0	0.25%	17.1%	12/31/2019	1.33	0	0	0.00%	17.4%
12/31/2018	1.11	0	0	0.50%	-4.3%	12/31/2018	1.12	0	0	0.25%	-4.0%	12/31/2018	1.13	0	0	0.00%	-3.8%
12/31/2017	1.16	0	0	0.50%	14.3%	12/31/2017	1.17	0	0	0.25%	14.6%	12/31/2017	1.18	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.4%
2019	1.4%
2018	1.8%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2030 Target Date Retirement Fund R3 Class - 06-976

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,322,428	$9,123,392	587,395
Receivables: investments sold	9,866
Payables: investments purchased	-
Net assets	$10,332,294

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,332,294	6,443,781	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.74
Total	$10,332,294	6,443,781

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$63,407
Mortality & expense charges			(124,524)
Net investment income (loss)			(61,117)

Gain (loss) on investments:
Net realized gain (loss)			622,024
Realized gain distributions			536,301
Net change in unrealized appreciation (depreciation)			(12,843)
Net gain (loss)			1,145,482

Increase (decrease) in net assets from operations			$1,084,365

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(61,117)	$2,058
Net realized gain (loss)		622,024	115,265
Realized gain distributions		536,301	211,530
Net change in unrealized appreciation (depreciation)		(12,843)	833,601

Increase (decrease) in net assets from operations		1,084,365	1,162,454

Contract owner transactions:
Proceeds from units sold		2,872,127	1,683,857
Cost of units redeemed		(3,500,261)	(1,794,125)
Account charges		(7,960)	(7,286)
Increase (decrease)		(636,094)	(117,554)
Net increase (decrease)		448,271	1,044,900
Net assets, beginning		9,884,023	8,839,123
Net assets, ending		$10,332,294	$9,884,023

Units sold		1,874,809	1,304,274
Units redeemed		(2,244,125)	(1,389,318)
Net increase (decrease)		(369,316)	(85,044)
Units outstanding, beginning		6,813,097	6,898,141
Units outstanding, ending		6,443,781	6,813,097

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,753,980
Cost of units redeemed/account charges			(7,542,745)
Net investment income (loss)			(41,796)
Net realized gain (loss)			799,968
Realized gain distributions			1,163,851
Net change in unrealized appreciation (depreciation)			1,199,036
Net assets			$10,332,294

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	6,444	$10,332	1.25%	11.0%	12/31/2021	$1.63	0	$0	1.00%	11.3%	12/31/2021	$1.66	0	$0	0.75%	11.6%
12/31/2020	1.44	6,404	9,249	1.25%	13.0%	12/31/2020	1.46	0	0	1.00%	13.3%	12/31/2020	1.49	0	0	0.75%	13.6%
12/31/2019	1.28	6,603	8,439	1.25%	17.8%	12/31/2019	1.29	0	0	1.00%	18.1%	12/31/2019	1.31	0	0	0.75%	18.4%
12/31/2018	1.09	4,753	5,157	1.25%	-6.0%	12/31/2018	1.09	0	0	1.00%	-5.8%	12/31/2018	1.10	0	0	0.75%	-5.6%
12/31/2017	1.15	2,007	2,317	1.25%	16.2%	12/31/2017	1.16	0	0	1.00%	16.5%	12/31/2017	1.17	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	0.50%	11.8%	12/31/2021	$1.71	0	$0	0.25%	12.1%	12/31/2021	$1.74	0	$0	0.00%	12.4%
12/31/2020	1.51	0	0	0.50%	13.9%	12/31/2020	1.53	0	0	0.25%	14.1%	12/31/2020	1.55	410	635	0.00%	14.4%
12/31/2019	1.32	0	0	0.50%	18.7%	12/31/2019	1.34	0	0	0.25%	19.0%	12/31/2019	1.35	296	400	0.00%	19.3%
12/31/2018	1.11	0	0	0.50%	-5.3%	12/31/2018	1.12	0	0	0.25%	-5.1%	12/31/2018	1.14	0	0	0.00%	-4.8%
12/31/2017	1.18	0	0	0.50%	17.1%	12/31/2017	1.19	0	0	0.25%	17.4%	12/31/2017	1.19	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	1.1%
2019	1.3%
2018	1.4%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2030 Target Date Retirement Fund R4 Class - 06-977

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,833,376	$10,278,967	666,784
Receivables: investments sold	2,054
Payables: investments purchased	-
Net assets	$11,835,430

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,167,577	6,827,721	$1.64
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	667,853	375,914	1.78
Total	$11,835,430	7,203,635

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$104,693
Mortality & expense charges			(158,781)
Net investment income (loss)			(54,088)

Gain (loss) on investments:
Net realized gain (loss)			888,990
Realized gain distributions			608,059
Net change in unrealized appreciation (depreciation)			(34,186)
Net gain (loss)			1,462,863

Increase (decrease) in net assets from operations			$1,408,775

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(54,088)	$15,650
Net realized gain (loss)		888,990	250,136
Realized gain distributions		608,059	269,550
Net change in unrealized appreciation (depreciation)		(34,186)	978,065

Increase (decrease) in net assets from operations		1,408,775	1,513,401

Contract owner transactions:
Proceeds from units sold		2,493,378	3,132,135
Cost of units redeemed		(4,792,627)	(4,002,480)
Account charges		(16,060)	(16,244)
Increase (decrease)		(2,315,309)	(886,589)
Net increase (decrease)		(906,534)	626,812
Net assets, beginning		12,741,964	12,115,152
Net assets, ending		$11,835,430	$12,741,964

Units sold		1,600,225	2,507,817
Units redeemed		(3,043,665)	(3,201,746)
Net increase (decrease)		(1,443,440)	(693,929)
Units outstanding, beginning		8,647,075	9,341,004
Units outstanding, ending		7,203,635	8,647,075

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$22,207,696
Cost of units redeemed/account charges			(14,961,569)
Net investment income (loss)			14,895
Net realized gain (loss)			1,435,141
Realized gain distributions			1,584,858
Net change in unrealized appreciation (depreciation)			1,554,409
Net assets			$11,835,430

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	6,828	$11,168	1.25%	11.3%	12/31/2021	$1.66	0	$0	1.00%	11.5%	12/31/2021	$1.69	0	$0	0.75%	11.8%
12/31/2020	1.47	8,361	12,290	1.25%	13.3%	12/31/2020	1.49	0	0	1.00%	13.6%	12/31/2020	1.51	0	0	0.75%	13.9%
12/31/2019	1.30	9,341	12,115	1.25%	18.2%	12/31/2019	1.31	0	0	1.00%	18.5%	12/31/2019	1.33	0	0	0.75%	18.8%
12/31/2018	1.10	8,636	9,474	1.25%	-5.7%	12/31/2018	1.11	0	0	1.00%	-5.5%	12/31/2018	1.12	0	0	0.75%	-5.3%
12/31/2017	1.16	6,142	7,148	1.25%	16.5%	12/31/2017	1.17	0	0	1.00%	16.8%	12/31/2017	1.18	0	0	0.75%	17.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.72	0	$0	0.50%	12.1%	12/31/2021	$1.75	0	$0	0.25%	12.4%	12/31/2021	$1.78	376	$668	0.00%	12.7%
12/31/2020	1.53	0	0	0.50%	14.2%	12/31/2020	1.55	0	0	0.25%	14.5%	12/31/2020	1.58	286	452	0.00%	14.8%
12/31/2019	1.34	0	0	0.50%	19.1%	12/31/2019	1.36	0	0	0.25%	19.4%	12/31/2019	1.37	0	0	0.00%	19.7%
12/31/2018	1.13	0	0	0.50%	-5.0%	12/31/2018	1.14	0	0	0.25%	-4.8%	12/31/2018	1.15	0	0	0.00%	-4.5%
12/31/2017	1.19	0	0	0.50%	17.4%	12/31/2017	1.19	0	0	0.25%	17.7%	12/31/2017	1.20	0	0	0.00%	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	1.3%
2019	1.4%
2018	1.5%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2035 Target Date Retirement Fund R3 Class - 06-978

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,365,567	$8,736,156	537,293
Receivables: investments sold	4,196
Payables: investments purchased	-
Net assets	$10,369,763

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,369,763	5,974,357	$1.74
Band 100	-	-	1.76
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.89
Total	$10,369,763	5,974,357

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$54,512
Mortality & expense charges			(121,919)
Net investment income (loss)			(67,407)

Gain (loss) on investments:
Net realized gain (loss)			585,890
Realized gain distributions			437,585
Net change in unrealized appreciation (depreciation)			292,159
Net gain (loss)			1,315,634

Increase (decrease) in net assets from operations			$1,248,227

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(67,407)	$(30,890)
Net realized gain (loss)		585,890	97,047
Realized gain distributions		437,585	227,773
Net change in unrealized appreciation (depreciation)		292,159	957,472

Increase (decrease) in net assets from operations		1,248,227	1,251,402

Contract owner transactions:
Proceeds from units sold		2,823,097	1,551,192
Cost of units redeemed		(2,909,711)	(1,367,844)
Account charges		(7,689)	(7,260)
Increase (decrease)		(94,303)	176,088
Net increase (decrease)		1,153,924	1,427,490
Net assets, beginning		9,215,839	7,788,349
Net assets, ending		$10,369,763	$9,215,839

Units sold		1,720,994	1,160,348
Units redeemed		(1,743,397)	(1,009,889)
Net increase (decrease)		(22,403)	150,459
Units outstanding, beginning		5,996,760	5,846,301
Units outstanding, ending		5,974,357	5,996,760

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,321,341
Cost of units redeemed/account charges			(6,261,829)
Net investment income (loss)			(112,521)
Net realized gain (loss)			717,157
Realized gain distributions			1,076,204
Net change in unrealized appreciation (depreciation)			1,629,411
Net assets			$10,369,763

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	5,974	$10,370	1.25%	13.4%	12/31/2021	$1.76	0	$0	1.00%	13.6%	12/31/2021	$1.79	0	$0	0.75%	13.9%
12/31/2020	1.53	5,689	8,711	1.25%	15.4%	12/31/2020	1.55	0	0	1.00%	15.7%	12/31/2020	1.57	0	0	0.75%	15.9%
12/31/2019	1.33	5,477	7,269	1.25%	21.0%	12/31/2019	1.34	0	0	1.00%	21.3%	12/31/2019	1.36	0	0	0.75%	21.6%
12/31/2018	1.10	4,167	4,571	1.25%	-7.0%	12/31/2018	1.11	0	0	1.00%	-6.7%	12/31/2018	1.12	0	0	0.75%	-6.5%
12/31/2017	1.18	909	1,072	1.25%	18.8%	12/31/2017	1.19	0	0	1.00%	19.1%	12/31/2017	1.19	0	0	0.75%	19.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	0	$0	0.50%	14.2%	12/31/2021	$1.85	0	$0	0.25%	14.5%	12/31/2021	$1.89	0	$0	0.00%	14.8%
12/31/2020	1.60	0	0	0.50%	16.2%	12/31/2020	1.62	0	0	0.25%	16.5%	12/31/2020	1.64	308	505	0.00%	16.8%
12/31/2019	1.37	0	0	0.50%	21.9%	12/31/2019	1.39	0	0	0.25%	22.2%	12/31/2019	1.41	370	520	0.00%	22.5%
12/31/2018	1.13	0	0	0.50%	-6.3%	12/31/2018	1.14	0	0	0.25%	-6.0%	12/31/2018	1.15	0	0	0.00%	-5.8%
12/31/2017	1.20	0	0	0.50%	19.7%	12/31/2017	1.21	0	0	0.25%	20.0%	12/31/2017	1.22	0	0	0.00%	20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.7%
2019	1.0%
2018	1.3%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2035 Target Date Retirement Fund R4 Class - 06-979

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,369,971	$10,892,133	686,619
Receivables: investments sold	5,367
Payables: investments purchased	-
Net assets	$13,375,338

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,871,246	7,270,436	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.83
Band 50	-	-	1.86
Band 25	-	-	1.89
Band 0	504,092	262,151	1.92
Total	$13,375,338	7,532,587

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$104,094
Mortality & expense charges			(167,709)
Net investment income (loss)			(63,615)

Gain (loss) on investments:
Net realized gain (loss)			743,784
Realized gain distributions			554,802
Net change in unrealized appreciation (depreciation)			530,058
Net gain (loss)			1,828,644

Increase (decrease) in net assets from operations			$1,765,029

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(63,615)	$(27,185)
Net realized gain (loss)		743,784	216,297
Realized gain distributions		554,802	321,613
Net change in unrealized appreciation (depreciation)		530,058	1,248,887

Increase (decrease) in net assets from operations		1,765,029	1,759,612

Contract owner transactions:
Proceeds from units sold		1,903,954	3,099,388
Cost of units redeemed		(3,342,688)	(3,111,147)
Account charges		(18,288)	(17,644)
Increase (decrease)		(1,457,022)	(29,403)
Net increase (decrease)		308,007	1,730,209
Net assets, beginning		13,067,331	11,337,122
Net assets, ending		$13,375,338	$13,067,331

Units sold		1,141,881	2,279,714
Units redeemed		(1,978,848)	(2,331,733)
Net increase (decrease)		(836,967)	(52,019)
Units outstanding, beginning		8,369,554	8,421,573
Units outstanding, ending		7,532,587	8,369,554

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$21,940,571
Cost of units redeemed/account charges			(13,937,051)
Net investment income (loss)			(106,470)
Net realized gain (loss)			1,348,444
Realized gain distributions			1,652,006
Net change in unrealized appreciation (depreciation)			2,477,838
Net assets			$13,375,338

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	7,270	$12,871	1.25%	13.7%	12/31/2021	$1.80	0	$0	1.00%	14.0%	12/31/2021	$1.83	0	$0	0.75%	14.3%
12/31/2020	1.56	8,052	12,537	1.25%	15.7%	12/31/2020	1.58	0	0	1.00%	15.9%	12/31/2020	1.60	0	0	0.75%	16.2%
12/31/2019	1.35	8,422	11,337	1.25%	21.4%	12/31/2019	1.36	0	0	1.00%	21.7%	12/31/2019	1.38	0	0	0.75%	22.0%
12/31/2018	1.11	8,876	9,845	1.25%	-6.7%	12/31/2018	1.12	0	0	1.00%	-6.5%	12/31/2018	1.13	0	0	0.75%	-6.2%
12/31/2017	1.19	5,116	6,082	1.25%	19.1%	12/31/2017	1.20	0	0	1.00%	19.4%	12/31/2017	1.20	0	0	0.75%	19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.86	0	$0	0.50%	14.6%	12/31/2021	$1.89	0	$0	0.25%	14.8%	12/31/2021	$1.92	262	$504	0.00%	15.1%
12/31/2020	1.62	0	0	0.50%	16.5%	12/31/2020	1.65	0	0	0.25%	16.8%	12/31/2020	1.67	317	530	0.00%	17.1%
12/31/2019	1.39	0	0	0.50%	22.3%	12/31/2019	1.41	0	0	0.25%	22.6%	12/31/2019	1.43	0	0	0.00%	22.9%
12/31/2018	1.14	0	0	0.50%	-6.0%	12/31/2018	1.15	0	0	0.25%	-5.8%	12/31/2018	1.16	0	0	0.00%	-5.5%
12/31/2017	1.21	0	0	0.50%	20.0%	12/31/2017	1.22	0	0	0.25%	20.3%	12/31/2017	1.23	0	0	0.00%	20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.9%
2019	1.1%
2018	1.4%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2040 Target Date Retirement Fund R3 Class - 06-981

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,595,649	$6,974,826	422,195
Receivables: investments sold	8,685
Payables: investments purchased	-
Net assets	$8,604,334

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,604,334	4,789,514	$1.80
Band 100	-	-	1.83
Band 75	-	-	1.86
Band 50	-	-	1.89
Band 25	-	-	1.92
Band 0	-	-	1.95
Total	$8,604,334	4,789,514

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$36,649
Mortality & expense charges			(107,271)
Net investment income (loss)			(70,622)

Gain (loss) on investments:
Net realized gain (loss)			716,651
Realized gain distributions			346,159
Net change in unrealized appreciation (depreciation)			239,011
Net gain (loss)			1,301,821

Increase (decrease) in net assets from operations			$1,231,199

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(70,622)	$(38,925)
Net realized gain (loss)		716,651	36,011
Realized gain distributions		346,159	210,114
Net change in unrealized appreciation (depreciation)		239,011	1,021,560

Increase (decrease) in net assets from operations		1,231,199	1,228,760

Contract owner transactions:
Proceeds from units sold		1,952,004	1,555,049
Cost of units redeemed		(3,227,968)	(833,978)
Account charges		(9,691)	(7,699)
Increase (decrease)		(1,285,655)	713,372
Net increase (decrease)		(54,456)	1,942,132
Net assets, beginning		8,658,790	6,716,658
Net assets, ending		$8,604,334	$8,658,790

Units sold		1,166,812	1,172,844
Units redeemed		(1,869,958)	(651,845)
Net increase (decrease)		(703,146)	520,999
Units outstanding, beginning		5,492,660	4,971,661
Units outstanding, ending		4,789,514	5,492,660

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$10,861,074
Cost of units redeemed/account charges			(5,457,888)
Net investment income (loss)			(135,286)
Net realized gain (loss)			783,156
Realized gain distributions			932,455
Net change in unrealized appreciation (depreciation)			1,620,823
Net assets			$8,604,334

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.80	4,790	$8,604	1.25%	14.6%	12/31/2021	$1.83	0	$0	1.00%	14.9%	12/31/2021	$1.86	0	$0	0.75%	15.2%
12/31/2020	1.57	5,066	7,941	1.25%	16.6%	12/31/2020	1.59	0	0	1.00%	16.9%	12/31/2020	1.61	0	0	0.75%	17.2%
12/31/2019	1.34	4,560	6,131	1.25%	22.0%	12/31/2019	1.36	0	0	1.00%	22.3%	12/31/2019	1.38	0	0	0.75%	22.6%
12/31/2018	1.10	3,418	3,767	1.25%	-7.3%	12/31/2018	1.11	0	0	1.00%	-7.1%	12/31/2018	1.12	0	0	0.75%	-6.8%
12/31/2017	1.19	1,125	1,337	1.25%	19.7%	12/31/2017	1.20	0	0	1.00%	20.0%	12/31/2017	1.20	0	0	0.75%	20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.89	0	$0	0.50%	15.5%	12/31/2021	$1.92	0	$0	0.25%	15.8%	12/31/2021	$1.95	0	$0	0.00%	16.0%
12/31/2020	1.63	0	0	0.50%	17.5%	12/31/2020	1.66	0	0	0.25%	17.8%	12/31/2020	1.68	427	718	0.00%	18.1%
12/31/2019	1.39	0	0	0.50%	22.9%	12/31/2019	1.41	0	0	0.25%	23.2%	12/31/2019	1.42	411	586	0.00%	23.5%
12/31/2018	1.13	0	0	0.50%	-6.6%	12/31/2018	1.14	0	0	0.25%	-6.3%	12/31/2018	1.15	0	0	0.00%	-6.1%
12/31/2017	1.21	0	0	0.50%	20.6%	12/31/2017	1.22	0	0	0.25%	20.9%	12/31/2017	1.23	0	0	0.00%	21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.5%
2019	0.9%
2018	1.1%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2040 Target Date Retirement Fund R4 Class - 06-982

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,496,754	$9,255,347	559,503
Receivables: investments sold	6,640
Payables: investments purchased	-
Net assets	$11,503,394

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,483,069	6,263,760	$1.83
Band 100	-	-	1.86
Band 75	-	-	1.89
Band 50	-	-	1.93
Band 25	-	-	1.96
Band 0	20,325	10,207	1.99
Total	$11,503,394	6,273,967

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$78,764
Mortality & expense charges			(146,303)
Net investment income (loss)			(67,539)

Gain (loss) on investments:
Net realized gain (loss)			678,685
Realized gain distributions			455,878
Net change in unrealized appreciation (depreciation)			518,411
Net gain (loss)			1,652,974

Increase (decrease) in net assets from operations			$1,585,435

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(67,539)	$(38,090)
Net realized gain (loss)		678,685	119,038
Realized gain distributions		455,878	251,343
Net change in unrealized appreciation (depreciation)		518,411	1,123,224

Increase (decrease) in net assets from operations		1,585,435	1,455,515

Contract owner transactions:
Proceeds from units sold		2,245,112	2,582,172
Cost of units redeemed		(2,769,425)	(2,682,166)
Account charges		(15,433)	(12,783)
Increase (decrease)		(539,746)	(112,777)
Net increase (decrease)		1,045,689	1,342,738
Net assets, beginning		10,457,705	9,114,967
Net assets, ending		$11,503,394	$10,457,705

Units sold		1,293,769	1,925,496
Units redeemed		(1,575,917)	(2,049,797)
Net increase (decrease)		(282,148)	(124,301)
Units outstanding, beginning		6,556,115	6,680,416
Units outstanding, ending		6,273,967	6,556,115

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$19,043,991
Cost of units redeemed/account charges			(12,219,371)
Net investment income (loss)			(141,320)
Net realized gain (loss)			1,197,484
Realized gain distributions			1,381,203
Net change in unrealized appreciation (depreciation)			2,241,407
Net assets			$11,503,394

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	6,264	$11,483	1.25%	14.9%	12/31/2021	$1.86	0	$0	1.00%	15.2%	12/31/2021	$1.89	0	$0	0.75%	15.5%
12/31/2020	1.59	6,549	10,446	1.25%	16.9%	12/31/2020	1.62	0	0	1.00%	17.2%	12/31/2020	1.64	0	0	0.75%	17.5%
12/31/2019	1.36	6,680	9,115	1.25%	22.4%	12/31/2019	1.38	0	0	1.00%	22.7%	12/31/2019	1.40	0	0	0.75%	23.0%
12/31/2018	1.11	7,144	7,964	1.25%	-7.0%	12/31/2018	1.12	0	0	1.00%	-6.8%	12/31/2018	1.14	0	0	0.75%	-6.6%
12/31/2017	1.20	4,729	5,670	1.25%	20.1%	12/31/2017	1.21	0	0	1.00%	20.4%	12/31/2017	1.21	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	0	$0	0.50%	15.8%	12/31/2021	$1.96	0	$0	0.25%	16.1%	12/31/2021	$1.99	10	$20	0.00%	16.4%
12/31/2020	1.66	0	0	0.50%	17.8%	12/31/2020	1.69	0	0	0.25%	18.1%	12/31/2020	1.71	7	12	0.00%	18.4%
12/31/2019	1.41	0	0	0.50%	23.3%	12/31/2019	1.43	0	0	0.25%	23.6%	12/31/2019	1.45	0	0	0.00%	23.9%
12/31/2018	1.15	0	0	0.50%	-6.3%	12/31/2018	1.16	0	0	0.25%	-6.1%	12/31/2018	1.17	0	0	0.00%	-5.8%
12/31/2017	1.22	0	0	0.50%	21.0%	12/31/2017	1.23	0	0	0.25%	21.3%	12/31/2017	1.24	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.7%
2019	1.0%
2018	1.2%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2045 Target Date Retirement Fund R3 Class - 06-983

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,547,656	$4,478,425	265,768
Receivables: investments sold	14,885
Payables: investments purchased	-
Net assets	$5,562,541

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,562,541	3,056,523	$1.82
Band 100	-	-	1.85
Band 75	-	-	1.88
Band 50	-	-	1.91
Band 25	-	-	1.94
Band 0	-	-	1.98
Total	$5,562,541	3,056,523

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$21,530
Mortality & expense charges			(72,156)
Net investment income (loss)			(50,626)

Gain (loss) on investments:
Net realized gain (loss)			674,393
Realized gain distributions			210,141
Net change in unrealized appreciation (depreciation)			25,388
Net gain (loss)			909,922

Increase (decrease) in net assets from operations			$859,296

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(50,626)	$(32,484)
Net realized gain (loss)		674,393	82,246
Realized gain distributions		210,141	147,560
Net change in unrealized appreciation (depreciation)		25,388	707,479

Increase (decrease) in net assets from operations		859,296	904,801

Contract owner transactions:
Proceeds from units sold		1,514,669	1,268,341
Cost of units redeemed		(2,852,134)	(1,032,652)
Account charges		(10,353)	(9,855)
Increase (decrease)		(1,347,818)	225,834
Net increase (decrease)		(488,522)	1,130,635
Net assets, beginning		6,051,063	4,920,428
Net assets, ending		$5,562,541	$6,051,063

Units sold		888,987	935,285
Units redeemed		(1,633,478)	(746,946)
Net increase (decrease)		(744,491)	188,339
Units outstanding, beginning		3,801,014	3,612,675
Units outstanding, ending		3,056,523	3,801,014

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,120,451
Cost of units redeemed/account charges			(4,942,959)
Net investment income (loss)			(99,438)
Net realized gain (loss)			792,536
Realized gain distributions			622,720
Net change in unrealized appreciation (depreciation)			1,069,231
Net assets			$5,562,541

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	3,057	$5,563	1.25%	15.0%	12/31/2021	$1.85	0	$0	1.00%	15.3%	12/31/2021	$1.88	0	$0	0.75%	15.5%
12/31/2020	1.58	3,505	5,549	1.25%	17.0%	12/31/2020	1.61	0	0	1.00%	17.3%	12/31/2020	1.63	0	0	0.75%	17.6%
12/31/2019	1.35	3,225	4,365	1.25%	22.4%	12/31/2019	1.37	0	0	1.00%	22.7%	12/31/2019	1.38	0	0	0.75%	23.0%
12/31/2018	1.11	2,192	2,424	1.25%	-7.4%	12/31/2018	1.12	0	0	1.00%	-7.1%	12/31/2018	1.13	0	0	0.75%	-6.9%
12/31/2017	1.19	894	1,067	1.25%	20.1%	12/31/2017	1.20	0	0	1.00%	20.4%	12/31/2017	1.21	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.91	0	$0	0.50%	15.8%	12/31/2021	$1.94	0	$0	0.25%	16.1%	12/31/2021	$1.98	0	$0	0.00%	16.4%
12/31/2020	1.65	0	0	0.50%	17.8%	12/31/2020	1.67	0	0	0.25%	18.1%	12/31/2020	1.70	296	502	0.00%	18.4%
12/31/2019	1.40	0	0	0.50%	23.3%	12/31/2019	1.42	0	0	0.25%	23.6%	12/31/2019	1.43	387	555	0.00%	23.9%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.4%	12/31/2018	1.16	0	0	0.00%	-6.2%
12/31/2017	1.22	0	0	0.50%	21.0%	12/31/2017	1.23	0	0	0.25%	21.3%	12/31/2017	1.23	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.5%
2019	0.9%
2018	0.9%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2045 Target Date Retirement Fund R4 Class - 06-984

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,790,838	$9,298,434	557,210
Receivables: investments sold	5,297
Payables: investments purchased	-
Net assets	$11,796,135

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,526,283	6,210,222	$1.86
Band 100	-	-	1.89
Band 75	-	-	1.92
Band 50	-	-	1.95
Band 25	-	-	1.98
Band 0	269,852	133,857	2.02
Total	$11,796,135	6,344,079

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$74,961
Mortality & expense charges			(149,417)
Net investment income (loss)			(74,456)

Gain (loss) on investments:
Net realized gain (loss)			739,812
Realized gain distributions			439,289
Net change in unrealized appreciation (depreciation)			600,509
Net gain (loss)			1,779,610

Increase (decrease) in net assets from operations			$1,705,154

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(74,456)	$(47,070)
Net realized gain (loss)		739,812	92,430
Realized gain distributions		439,289	267,874
Net change in unrealized appreciation (depreciation)		600,509	1,255,931

Increase (decrease) in net assets from operations		1,705,154	1,569,165

Contract owner transactions:
Proceeds from units sold		1,962,349	2,343,093
Cost of units redeemed		(3,030,963)	(2,013,499)
Account charges		(13,532)	(12,183)
Increase (decrease)		(1,082,146)	317,411
Net increase (decrease)		623,008	1,886,576
Net assets, beginning		11,173,127	9,286,551
Net assets, ending		$11,796,135	$11,173,127

Units sold		1,121,976	1,695,046
Units redeemed		(1,709,556)	(1,531,635)
Net increase (decrease)		(587,580)	163,411
Units outstanding, beginning		6,931,659	6,768,248
Units outstanding, ending		6,344,079	6,931,659

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$18,002,063
Cost of units redeemed/account charges			(11,084,043)
Net investment income (loss)			(167,232)
Net realized gain (loss)			1,191,583
Realized gain distributions			1,361,360
Net change in unrealized appreciation (depreciation)			2,492,404
Net assets			$11,796,135

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.86	6,210	$11,526	1.25%	15.3%	12/31/2021	$1.89	0	$0	1.00%	15.6%	12/31/2021	$1.92	0	$0	0.75%	15.9%
12/31/2020	1.61	6,809	10,962	1.25%	17.3%	12/31/2020	1.63	0	0	1.00%	17.6%	12/31/2020	1.66	0	0	0.75%	17.9%
12/31/2019	1.37	6,768	9,287	1.25%	22.7%	12/31/2019	1.39	0	0	1.00%	23.0%	12/31/2019	1.40	0	0	0.75%	23.3%
12/31/2018	1.12	6,751	7,549	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.8%	12/31/2018	1.14	0	0	0.75%	-6.6%
12/31/2017	1.20	4,514	5,433	1.25%	20.5%	12/31/2017	1.21	0	0	1.00%	20.8%	12/31/2017	1.22	0	0	0.75%	21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.95	0	$0	0.50%	16.2%	12/31/2021	$1.98	0	$0	0.25%	16.5%	12/31/2021	$2.02	134	$270	0.00%	16.7%
12/31/2020	1.68	0	0	0.50%	18.2%	12/31/2020	1.70	0	0	0.25%	18.5%	12/31/2020	1.73	122	211	0.00%	18.8%
12/31/2019	1.42	0	0	0.50%	23.6%	12/31/2019	1.44	0	0	0.25%	23.9%	12/31/2019	1.45	0	0	0.00%	24.2%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.1%	12/31/2018	1.17	0	0	0.00%	-5.9%
12/31/2017	1.23	0	0	0.50%	21.4%	12/31/2017	1.24	0	0	0.25%	21.7%	12/31/2017	1.24	0	0	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.7%
2019	1.0%
2018	1.1%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2050 Target Date Retirement Fund R3 Class - 06-996

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,895,751	$4,107,650	236,545
Receivables: investments sold	3,115
Payables: investments purchased	-
Net assets	$4,898,866

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,898,866	2,672,519	$1.83
Band 100	-	-	1.86
Band 75	-	-	1.89
Band 50	-	-	1.93
Band 25	-	-	1.96
Band 0	-	-	1.99
Total	$4,898,866	2,672,519

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$19,623
Mortality & expense charges			(67,695)
Net investment income (loss)			(48,072)

Gain (loss) on investments:
Net realized gain (loss)			834,614
Realized gain distributions			171,202
Net change in unrealized appreciation (depreciation)			(135,082)
Net gain (loss)			870,734

Increase (decrease) in net assets from operations			$822,662

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(48,072)	$(32,791)
Net realized gain (loss)		834,614	72,518
Realized gain distributions		171,202	133,716
Net change in unrealized appreciation (depreciation)		(135,082)	654,653

Increase (decrease) in net assets from operations		822,662	828,096

Contract owner transactions:
Proceeds from units sold		2,001,400	1,326,229
Cost of units redeemed		(3,383,336)	(819,029)
Account charges		(8,975)	(9,230)
Increase (decrease)		(1,390,911)	497,970
Net increase (decrease)		(568,249)	1,326,066
Net assets, beginning		5,467,115	4,141,049
Net assets, ending		$4,898,866	$5,467,115

Units sold		1,173,314	972,252
Units redeemed		(1,916,256)	(592,125)
Net increase (decrease)		(742,942)	380,127
Units outstanding, beginning		3,415,461	3,035,334
Units outstanding, ending		2,672,519	3,415,461

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,781,887
Cost of units redeemed/account charges			(5,034,278)
Net investment income (loss)			(99,829)
Net realized gain (loss)			936,720
Realized gain distributions			526,265
Net change in unrealized appreciation (depreciation)			788,101
Net assets			$4,898,866

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	2,673	$4,899	1.25%	15.1%	12/31/2021	$1.86	0	$0	1.00%	15.4%	12/31/2021	$1.89	0	$0	0.75%	15.7%
12/31/2020	1.59	3,181	5,067	1.25%	17.2%	12/31/2020	1.62	0	0	1.00%	17.5%	12/31/2020	1.64	0	0	0.75%	17.8%
12/31/2019	1.36	2,822	3,833	1.25%	22.6%	12/31/2019	1.37	0	0	1.00%	22.9%	12/31/2019	1.39	0	0	0.75%	23.2%
12/31/2018	1.11	1,800	1,994	1.25%	-7.4%	12/31/2018	1.12	0	0	1.00%	-7.1%	12/31/2018	1.13	0	0	0.75%	-6.9%
12/31/2017	1.20	660	790	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.21	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	0	$0	0.50%	16.0%	12/31/2021	$1.96	0	$0	0.25%	16.2%	12/31/2021	$1.99	0	$0	0.00%	16.5%
12/31/2020	1.66	0	0	0.50%	18.1%	12/31/2020	1.68	0	0	0.25%	18.4%	12/31/2020	1.71	234	400	0.00%	18.7%
12/31/2019	1.41	0	0	0.50%	23.5%	12/31/2019	1.42	0	0	0.25%	23.9%	12/31/2019	1.44	214	308	0.00%	24.2%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.4%	12/31/2018	1.16	0	0	0.00%	-6.2%
12/31/2017	1.22	0	0	0.50%	21.1%	12/31/2017	1.23	0	0	0.25%	21.4%	12/31/2017	1.24	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.4%
2019	0.8%
2018	0.8%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2050 Target Date Retirement Fund R4 Class - 06-997

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,824,511	$9,465,300	565,286
Receivables: investments sold	6,943
Payables: investments purchased	-
Net assets	$11,831,454

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,583,160	6,190,585	$1.87
Band 100	-	-	1.90
Band 75	-	-	1.93
Band 50	-	-	1.97
Band 25	-	-	2.00
Band 0	248,294	122,171	2.03
Total	$11,831,454	6,312,756

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$77,938
Mortality & expense charges			(156,748)
Net investment income (loss)			(78,810)

Gain (loss) on investments:
Net realized gain (loss)			947,280
Realized gain distributions			406,650
Net change in unrealized appreciation (depreciation)			486,604
Net gain (loss)			1,840,534

Increase (decrease) in net assets from operations			$1,761,724

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(78,810)	$(49,996)
Net realized gain (loss)		947,280	59,748
Realized gain distributions		406,650	273,232
Net change in unrealized appreciation (depreciation)		486,604	1,378,507

Increase (decrease) in net assets from operations		1,761,724	1,661,491

Contract owner transactions:
Proceeds from units sold		2,568,068	2,236,504
Cost of units redeemed		(3,728,775)	(788,326)
Account charges		(17,259)	(15,744)
Increase (decrease)		(1,177,966)	1,432,434
Net increase (decrease)		583,758	3,093,925
Net assets, beginning		11,247,696	8,153,771
Net assets, ending		$11,831,454	$11,247,696

Units sold		1,455,821	1,622,177
Units redeemed		(2,075,624)	(603,650)
Net increase (decrease)		(619,803)	1,018,527
Units outstanding, beginning		6,932,559	5,914,032
Units outstanding, ending		6,312,756	6,932,559

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,194,796
Cost of units redeemed/account charges			(7,960,354)
Net investment income (loss)			(164,198)
Net realized gain (loss)			1,193,949
Realized gain distributions			1,208,050
Net change in unrealized appreciation (depreciation)			2,359,211
Net assets			$11,831,454

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.87	6,191	$11,583	1.25%	15.4%	12/31/2021	$1.90	0	$0	1.00%	15.7%	12/31/2021	$1.93	0	$0	0.75%	16.0%
12/31/2020	1.62	6,830	11,070	1.25%	17.6%	12/31/2020	1.64	0	0	1.00%	17.8%	12/31/2020	1.67	0	0	0.75%	18.1%
12/31/2019	1.38	5,914	8,154	1.25%	23.1%	12/31/2019	1.39	0	0	1.00%	23.4%	12/31/2019	1.41	0	0	0.75%	23.7%
12/31/2018	1.12	5,474	6,133	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.9%	12/31/2018	1.14	0	0	0.75%	-6.6%
12/31/2017	1.21	2,388	2,880	1.25%	20.6%	12/31/2017	1.21	0	0	1.00%	20.9%	12/31/2017	1.22	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	0	$0	0.50%	16.3%	12/31/2021	$2.00	0	$0	0.25%	16.6%	12/31/2021	$2.03	122	$248	0.00%	16.9%
12/31/2020	1.69	0	0	0.50%	18.4%	12/31/2020	1.71	0	0	0.25%	18.7%	12/31/2020	1.74	102	178	0.00%	19.0%
12/31/2019	1.43	0	0	0.50%	24.0%	12/31/2019	1.44	0	0	0.25%	24.3%	12/31/2019	1.46	0	0	0.00%	24.6%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.2%	12/31/2018	1.17	0	0	0.00%	-5.9%
12/31/2017	1.23	0	0	0.50%	21.5%	12/31/2017	1.24	0	0	0.25%	21.8%	12/31/2017	1.25	0	0	0.00%	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.6%
2019	0.9%
2018	1.2%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2055 Target Date Retirement Fund R3 Class - 06-998

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,527,580	$4,568,618	213,119
Receivables: investments sold	15,649
Payables: investments purchased	-
Net assets	$5,543,229

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,543,229	3,025,095	$1.83
Band 100	-	-	1.86
Band 75	-	-	1.89
Band 50	-	-	1.93
Band 25	-	-	1.96
Band 0	-	-	1.99
Total	$5,543,229	3,025,095

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$18,966
Mortality & expense charges			(62,734)
Net investment income (loss)			(43,768)

Gain (loss) on investments:
Net realized gain (loss)			327,098
Realized gain distributions			187,900
Net change in unrealized appreciation (depreciation)			233,407
Net gain (loss)			748,405

Increase (decrease) in net assets from operations			$704,637

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(43,768)	$(26,609)
Net realized gain (loss)		327,098	45,721
Realized gain distributions		187,900	101,873
Net change in unrealized appreciation (depreciation)		233,407	557,714

Increase (decrease) in net assets from operations		704,637	678,699

Contract owner transactions:
Proceeds from units sold		1,897,095	1,332,912
Cost of units redeemed		(1,466,482)	(536,076)
Account charges		(10,705)	(12,505)
Increase (decrease)		419,908	784,331
Net increase (decrease)		1,124,545	1,463,030
Net assets, beginning		4,418,684	2,955,654
Net assets, ending		$5,543,229	$4,418,684

Units sold		1,089,238	989,612
Units redeemed		(836,360)	(389,914)
Net increase (decrease)		252,878	599,698
Units outstanding, beginning		2,772,217	2,172,519
Units outstanding, ending		3,025,095	2,772,217

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,465,523
Cost of units redeemed/account charges			(2,609,913)
Net investment income (loss)			(87,553)
Net realized gain (loss)			383,098
Realized gain distributions			433,112
Net change in unrealized appreciation (depreciation)			958,962
Net assets			$5,543,229

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	3,025	$5,543	1.25%	15.1%	12/31/2021	$1.86	0	$0	1.00%	15.3%	12/31/2021	$1.89	0	$0	0.75%	15.6%
12/31/2020	1.59	2,740	4,363	1.25%	17.1%	12/31/2020	1.62	0	0	1.00%	17.4%	12/31/2020	1.64	0	0	0.75%	17.7%
12/31/2019	1.36	2,145	2,916	1.25%	22.7%	12/31/2019	1.38	0	0	1.00%	23.0%	12/31/2019	1.39	0	0	0.75%	23.3%
12/31/2018	1.11	1,259	1,396	1.25%	-7.4%	12/31/2018	1.12	0	0	1.00%	-7.1%	12/31/2018	1.13	0	0	0.75%	-6.9%
12/31/2017	1.20	297	356	1.25%	20.3%	12/31/2017	1.20	0	0	1.00%	20.6%	12/31/2017	1.21	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	0	$0	0.50%	15.9%	12/31/2021	$1.96	0	$0	0.25%	16.2%	12/31/2021	$1.99	0	$0	0.00%	16.5%
12/31/2020	1.66	0	0	0.50%	18.0%	12/31/2020	1.68	0	0	0.25%	18.3%	12/31/2020	1.71	33	56	0.00%	18.6%
12/31/2019	1.41	0	0	0.50%	23.6%	12/31/2019	1.42	0	0	0.25%	23.9%	12/31/2019	1.44	28	40	0.00%	24.2%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.4%	12/31/2018	1.16	0	0	0.00%	-6.2%
12/31/2017	1.22	0	0	0.50%	21.2%	12/31/2017	1.23	0	0	0.25%	21.5%	12/31/2017	1.24	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.4%
2019	0.7%
2018	0.9%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2055 Target Date Retirement Fund R4 Class - 06-999

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,334,158	$4,319,356	203,164
Receivables: investments sold	2,964
Payables: investments purchased	-
Net assets	$5,337,122

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,209,227	2,787,226	$1.87
Band 100	-	-	1.90
Band 75	-	-	1.93
Band 50	-	-	1.96
Band 25	-	-	2.00
Band 0	127,895	63,001	2.03
Total	$5,337,122	2,850,227

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$31,903
Mortality & expense charges			(70,368)
Net investment income (loss)			(38,465)

Gain (loss) on investments:
Net realized gain (loss)			487,340
Realized gain distributions			179,977
Net change in unrealized appreciation (depreciation)			173,890
Net gain (loss)			841,207

Increase (decrease) in net assets from operations			$802,742

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(38,465)	$(22,029)
Net realized gain (loss)		487,340	24,784
Realized gain distributions		179,977	119,794
Net change in unrealized appreciation (depreciation)		173,890	624,775

Increase (decrease) in net assets from operations		802,742	747,324

Contract owner transactions:
Proceeds from units sold		1,371,815	1,620,458
Cost of units redeemed		(2,072,287)	(743,051)
Account charges		(9,249)	(7,793)
Increase (decrease)		(709,721)	869,614
Net increase (decrease)		93,021	1,616,938
Net assets, beginning		5,244,101	3,627,163
Net assets, ending		$5,337,122	$5,244,101

Units sold		795,787	1,163,870
Units redeemed		(1,177,986)	(562,864)
Net increase (decrease)		(382,199)	601,006
Units outstanding, beginning		3,232,426	2,631,420
Units outstanding, ending		2,850,227	3,232,426

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,405,660
Cost of units redeemed/account charges			(4,074,398)
Net investment income (loss)			(73,547)
Net realized gain (loss)			573,713
Realized gain distributions			490,892
Net change in unrealized appreciation (depreciation)			1,014,802
Net assets			$5,337,122

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.87	2,787	$5,209	1.25%	15.4%	12/31/2021	$1.90	0	$0	1.00%	15.7%	12/31/2021	$1.93	0	$0	0.75%	16.0%
12/31/2020	1.62	3,167	5,130	1.25%	17.5%	12/31/2020	1.64	0	0	1.00%	17.8%	12/31/2020	1.67	0	0	0.75%	18.1%
12/31/2019	1.38	2,631	3,627	1.25%	23.1%	12/31/2019	1.39	0	0	1.00%	23.4%	12/31/2019	1.41	0	0	0.75%	23.7%
12/31/2018	1.12	1,856	2,079	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.9%	12/31/2018	1.14	0	0	0.75%	-6.6%
12/31/2017	1.21	733	884	1.25%	20.6%	12/31/2017	1.21	0	0	1.00%	20.9%	12/31/2017	1.22	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.96	0	$0	0.50%	16.2%	12/31/2021	$2.00	0	$0	0.25%	16.5%	12/31/2021	$2.03	63	$128	0.00%	16.8%
12/31/2020	1.69	0	0	0.50%	18.4%	12/31/2020	1.71	0	0	0.25%	18.7%	12/31/2020	1.74	66	114	0.00%	19.0%
12/31/2019	1.43	0	0	0.50%	24.0%	12/31/2019	1.44	0	0	0.25%	24.3%	12/31/2019	1.46	0	0	0.00%	24.6%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.2%	12/31/2018	1.17	0	0	0.00%	-5.9%
12/31/2017	1.23	0	0	0.50%	21.5%	12/31/2017	1.24	0	0	0.25%	21.8%	12/31/2017	1.25	0	0	0.00%	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.6%
2019	1.0%
2018	1.2%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,295,615	$2,018,564	125,573
Receivables: investments sold	-
Payables: investments purchased	(80,504)
Net assets	$2,215,111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,215,111	1,209,048	$1.83
Band 100	-	-	1.86
Band 75	-	-	1.89
Band 50	-	-	1.93
Band 25	-	-	1.96
Band 0	-	-	1.99
Total	$2,215,111	1,209,048

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,477
Mortality & expense charges			(23,361)
Net investment income (loss)			(13,884)

Gain (loss) on investments:
Net realized gain (loss)			164,608
Realized gain distributions			61,477
Net change in unrealized appreciation (depreciation)			51,788
Net gain (loss)			277,873

Increase (decrease) in net assets from operations			$263,989

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,884)	$(7,478)
Net realized gain (loss)		164,608	22,808
Realized gain distributions		61,477	28,002
Net change in unrealized appreciation (depreciation)		51,788	186,650

Increase (decrease) in net assets from operations		263,989	229,982

Contract owner transactions:
Proceeds from units sold		1,356,233	746,783
Cost of units redeemed		(840,544)	(243,714)
Account charges		(6,847)	(5,825)
Increase (decrease)		508,842	497,244
Net increase (decrease)		772,831	727,226
Net assets, beginning		1,442,280	715,054
Net assets, ending		$2,215,111	$1,442,280

Units sold		781,611	555,157
Units redeemed		(476,596)	(176,544)
Net increase (decrease)		305,015	378,613
Units outstanding, beginning		904,033	525,420
Units outstanding, ending		1,209,048	904,033

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,868,909
Cost of units redeemed/account charges			(1,208,909)
Net investment income (loss)			(23,738)
Net realized gain (loss)			188,389
Realized gain distributions			113,409
Net change in unrealized appreciation (depreciation)			277,051
Net assets			$2,215,111

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	1,209	$2,215	1.25%	15.1%	12/31/2021	$1.86	0	$0	1.00%	15.3%	12/31/2021	$1.89	0	$0	0.75%	15.6%
12/31/2020	1.59	881	1,402	1.25%	17.1%	12/31/2020	1.61	0	0	1.00%	17.4%	12/31/2020	1.64	0	0	0.75%	17.7%
12/31/2019	1.36	516	701	1.25%	22.7%	12/31/2019	1.38	0	0	1.00%	23.0%	12/31/2019	1.39	0	0	0.75%	23.3%
12/31/2018	1.11	212	235	1.25%	-7.5%	12/31/2018	1.12	0	0	1.00%	-7.2%	12/31/2018	1.13	0	0	0.75%	-7.0%
12/31/2017	1.20	20	24	1.25%	20.3%	12/31/2017	1.20	0	0	1.00%	20.6%	12/31/2017	1.21	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	0	$0	0.50%	15.9%	12/31/2021	$1.96	0	$0	0.25%	16.2%	12/31/2021	$1.99	0	$0	0.00%	16.5%
12/31/2020	1.66	0	0	0.50%	18.0%	12/31/2020	1.68	0	0	0.25%	18.3%	12/31/2020	1.71	24	40	0.00%	18.6%
12/31/2019	1.41	0	0	0.50%	23.6%	12/31/2019	1.42	0	0	0.25%	24.0%	12/31/2019	1.44	10	14	0.00%	24.3%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.5%	12/31/2018	1.16	0	0	0.00%	-6.3%
12/31/2017	1.22	0	0	0.50%	21.2%	12/31/2017	1.23	0	0	0.25%	21.5%	12/31/2017	1.24	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.4%
2019	0.8%
2018	0.9%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,966,380	$2,508,838	167,150
Receivables: investments sold	2,217
Payables: investments purchased	-
Net assets	$2,968,597

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,896,245	1,550,432	$1.87
Band 100	-	-	1.90
Band 75	-	-	1.93
Band 50	-	-	1.96
Band 25	-	-	2.00
Band 0	72,352	35,659	2.03
Total	$2,968,597	1,586,091

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$19,636
Mortality & expense charges			(33,807)
Net investment income (loss)			(14,171)

Gain (loss) on investments:
Net realized gain (loss)			159,866
Realized gain distributions			79,169
Net change in unrealized appreciation (depreciation)			152,475
Net gain (loss)			391,510

Increase (decrease) in net assets from operations			$377,339

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,171)	$(11,606)
Net realized gain (loss)		159,866	167,688
Realized gain distributions		79,169	42,948
Net change in unrealized appreciation (depreciation)		152,475	183,795

Increase (decrease) in net assets from operations		377,339	382,825

Contract owner transactions:
Proceeds from units sold		1,203,306	2,578,417
Cost of units redeemed		(835,540)	(2,295,157)
Account charges		(7,072)	(5,998)
Increase (decrease)		360,694	277,262
Net increase (decrease)		738,033	660,087
Net assets, beginning		2,230,564	1,570,477
Net assets, ending		$2,968,597	$2,230,564

Units sold		682,251	1,939,546
Units redeemed		(471,481)	(1,704,253)
Net increase (decrease)		210,770	235,293
Units outstanding, beginning		1,375,321	1,140,028
Units outstanding, ending		1,586,091	1,375,321

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,759,067
Cost of units redeemed/account charges			(3,767,219)
Net investment income (loss)			(32,154)
Net realized gain (loss)			361,287
Realized gain distributions			190,074
Net change in unrealized appreciation (depreciation)			457,542
Net assets			$2,968,597

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.87	1,550	$2,896	1.25%	15.4%	12/31/2021	$1.90	0	$0	1.00%	15.7%	12/31/2021	$1.93	0	$0	0.75%	15.9%
12/31/2020	1.62	1,345	2,177	1.25%	17.5%	12/31/2020	1.64	0	0	1.00%	17.8%	12/31/2020	1.67	0	0	0.75%	18.1%
12/31/2019	1.38	1,140	1,570	1.25%	23.0%	12/31/2019	1.39	0	0	1.00%	23.3%	12/31/2019	1.41	0	0	0.75%	23.6%
12/31/2018	1.12	843	944	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.9%	12/31/2018	1.14	0	0	0.75%	-6.7%
12/31/2017	1.21	501	605	1.25%	20.6%	12/31/2017	1.21	0	0	1.00%	20.9%	12/31/2017	1.22	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.96	0	$0	0.50%	16.2%	12/31/2021	$2.00	0	$0	0.25%	16.5%	12/31/2021	$2.03	36	$72	0.00%	16.8%
12/31/2020	1.69	0	0	0.50%	18.4%	12/31/2020	1.71	0	0	0.25%	18.7%	12/31/2020	1.74	31	53	0.00%	19.0%
12/31/2019	1.43	0	0	0.50%	23.9%	12/31/2019	1.44	0	0	0.25%	24.2%	12/31/2019	1.46	0	0	0.00%	24.5%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.2%	12/31/2018	1.17	0	0	0.00%	-5.9%
12/31/2017	1.23	0	0	0.50%	21.5%	12/31/2017	1.24	0	0	0.25%	21.8%	12/31/2017	1.25	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.6%
2019	0.9%
2018	0.9%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,871,512	$5,484,972	474,330
Receivables: investments sold	-
Payables: investments purchased	(4,048)
Net assets	$5,867,464

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,867,464	4,265,934	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$5,867,464	4,265,934

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$103,749
Mortality & expense charges			(66,910)
Net investment income (loss)			36,839

Gain (loss) on investments:
Net realized gain (loss)			116,343
Realized gain distributions			127,396
Net change in unrealized appreciation (depreciation)			133,294
Net gain (loss)			377,033

Increase (decrease) in net assets from operations			$413,872

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,839	$79,463
Net realized gain (loss)		116,343	45,562
Realized gain distributions		127,396	65,233
Net change in unrealized appreciation (depreciation)		133,294	208,186

Increase (decrease) in net assets from operations		413,872	398,444

Contract owner transactions:
Proceeds from units sold		2,617,640	2,038,770
Cost of units redeemed		(2,316,078)	(1,098,246)
Account charges		(7,986)	(8,159)
Increase (decrease)		293,576	932,365
Net increase (decrease)		707,448	1,330,809
Net assets, beginning		5,160,016	3,829,207
Net assets, ending		$5,867,464	$5,160,016

Units sold		2,736,634	1,732,912
Units redeemed		(2,521,069)	(925,611)
Net increase (decrease)		215,565	807,301
Units outstanding, beginning		4,050,369	3,243,068
Units outstanding, ending		4,265,934	4,050,369

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,664,205
Cost of units redeemed/account charges			(4,891,149)
Net investment income (loss)			228,319
Net realized gain (loss)			185,671
Realized gain distributions			293,878
Net change in unrealized appreciation (depreciation)			386,540
Net assets			$5,867,464

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	4,266	$5,867	1.25%	8.0%	12/31/2021	$1.39	0	$0	1.00%	8.2%	12/31/2021	$1.41	0	$0	0.75%	8.5%
12/31/2020	1.27	4,050	5,160	1.25%	7.9%	12/31/2020	1.29	0	0	1.00%	8.2%	12/31/2020	1.30	0	0	0.75%	8.4%
12/31/2019	1.18	3,243	3,829	1.25%	12.5%	12/31/2019	1.19	0	0	1.00%	12.7%	12/31/2019	1.20	0	0	0.75%	13.0%
12/31/2018	1.05	2,351	2,469	1.25%	-3.7%	12/31/2018	1.06	0	0	1.00%	-3.5%	12/31/2018	1.06	0	0	0.75%	-3.2%
12/31/2017	1.09	886	966	1.25%	9.0%	12/31/2017	1.09	0	0	1.00%	9.3%	12/31/2017	1.10	0	0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	0.50%	8.8%	12/31/2021	$1.45	0	$0	0.25%	9.0%	12/31/2021	$1.47	0	$0	0.00%	9.3%
12/31/2020	1.31	0	0	0.50%	8.7%	12/31/2020	1.33	0	0	0.25%	9.0%	12/31/2020	1.34	0	0	0.00%	9.3%
12/31/2019	1.21	0	0	0.50%	13.3%	12/31/2019	1.22	0	0	0.25%	13.6%	12/31/2019	1.23	0	0	0.00%	13.9%
12/31/2018	1.07	0	0	0.50%	-3.0%	12/31/2018	1.07	0	0	0.25%	-2.7%	12/31/2018	1.08	0	0	0.00%	-2.5%
12/31/2017	1.10	0	0	0.50%	9.9%	12/31/2017	1.10	0	0	0.25%	10.1%	12/31/2017	1.10	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	3.0%
2019	2.8%
2018	3.4%
2017	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,711,580	$5,325,153	435,954
Receivables: investments sold	-
Payables: investments purchased	(580)
Net assets	$5,711,000

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,711,000	4,035,894	$1.42
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$5,711,000	4,035,894

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$101,642
Mortality & expense charges			(68,287)
Net investment income (loss)			33,355

Gain (loss) on investments:
Net realized gain (loss)			99,147
Realized gain distributions			185,281
Net change in unrealized appreciation (depreciation)			147,741
Net gain (loss)			432,169

Increase (decrease) in net assets from operations			$465,524

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,355	$81,920
Net realized gain (loss)		99,147	104,346
Realized gain distributions		185,281	75,305
Net change in unrealized appreciation (depreciation)		147,741	169,024

Increase (decrease) in net assets from operations		465,524	430,595

Contract owner transactions:
Proceeds from units sold		1,259,939	4,043,997
Cost of units redeemed		(1,061,791)	(2,747,487)
Account charges		(4,766)	(5,281)
Increase (decrease)		193,382	1,291,229
Net increase (decrease)		658,906	1,721,824
Net assets, beginning		5,052,094	3,330,270
Net assets, ending		$5,711,000	$5,052,094

Units sold		927,123	3,522,323
Units redeemed		(779,157)	(2,417,468)
Net increase (decrease)		147,966	1,104,855
Units outstanding, beginning		3,887,928	2,783,073
Units outstanding, ending		4,035,894	3,887,928

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,575,923
Cost of units redeemed/account charges			(5,068,576)
Net investment income (loss)			203,050
Net realized gain (loss)			226,647
Realized gain distributions			387,529
Net change in unrealized appreciation (depreciation)			386,427
Net assets			$5,711,000

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	4,036	$5,711	1.25%	8.9%	12/31/2021	$1.43	0	$0	1.00%	9.2%	12/31/2021	$1.45	0	$0	0.75%	9.4%
12/31/2020	1.30	3,888	5,052	1.25%	8.6%	12/31/2020	1.31	0	0	1.00%	8.9%	12/31/2020	1.33	0	0	0.75%	9.1%
12/31/2019	1.20	2,783	3,330	1.25%	13.5%	12/31/2019	1.21	0	0	1.00%	13.8%	12/31/2019	1.22	0	0	0.75%	14.1%
12/31/2018	1.05	2,589	2,729	1.25%	-3.9%	12/31/2018	1.06	0	0	1.00%	-3.7%	12/31/2018	1.07	0	0	0.75%	-3.5%
12/31/2017	1.10	430	472	1.25%	9.8%	12/31/2017	1.10	0	0	1.00%	10.1%	12/31/2017	1.10	0	0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	9.7%	12/31/2021	$1.49	0	$0	0.25%	10.0%	12/31/2021	$1.51	0	$0	0.00%	10.3%
12/31/2020	1.34	0	0	0.50%	9.4%	12/31/2020	1.35	0	0	0.25%	9.7%	12/31/2020	1.37	0	0	0.00%	10.0%
12/31/2019	1.22	0	0	0.50%	14.4%	12/31/2019	1.23	0	0	0.25%	14.7%	12/31/2019	1.24	0	0	0.00%	14.9%
12/31/2018	1.07	0	0	0.50%	-3.2%	12/31/2018	1.08	0	0	0.25%	-3.0%	12/31/2018	1.08	0	0	0.00%	-2.7%
12/31/2017	1.11	0	0	0.50%	10.6%	12/31/2017	1.11	0	0	0.25%	10.9%	12/31/2017	1.11	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	3.2%
2019	2.5%
2018	3.9%
2017	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,598,257	$31,438,780	2,278,042
Receivables: investments sold	23,312
Payables: investments purchased	-
Net assets	$32,621,569

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,621,569	22,327,437	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$32,621,569	22,327,437

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$516,802
Mortality & expense charges			(332,009)
Net investment income (loss)			184,793

Gain (loss) on investments:
Net realized gain (loss)			523,115
Realized gain distributions			1,506,823
Net change in unrealized appreciation (depreciation)			73,918
Net gain (loss)			2,103,856

Increase (decrease) in net assets from operations			$2,288,649

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$184,793	$309,117
Net realized gain (loss)		523,115	231,469
Realized gain distributions		1,506,823	425,673
Net change in unrealized appreciation (depreciation)		73,918	959,134

Increase (decrease) in net assets from operations		2,288,649	1,925,393

Contract owner transactions:
Proceeds from units sold		16,519,363	10,649,142
Cost of units redeemed		(8,777,363)	(8,107,036)
Account charges		(18,140)	(22,707)
Increase (decrease)		7,723,860	2,519,399
Net increase (decrease)		10,012,509	4,444,792
Net assets, beginning		22,609,060	18,164,268
Net assets, ending		$32,621,569	$22,609,060

Units sold		15,066,021	8,656,560
Units redeemed		(9,646,448)	(6,638,404)
Net increase (decrease)		5,419,573	2,018,156
Units outstanding, beginning		16,907,864	14,889,708
Units outstanding, ending		22,327,437	16,907,864

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$49,731,215
Cost of units redeemed/account charges			(22,463,566)
Net investment income (loss)			870,044
Net realized gain (loss)			846,703
Realized gain distributions			2,477,696
Net change in unrealized appreciation (depreciation)			1,159,477
Net assets			$32,621,569

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	22,327	$32,622	1.25%	9.3%	12/31/2021	$1.48	0	$0	1.00%	9.5%	12/31/2021	$1.50	0	$0	0.75%	9.8%
12/31/2020	1.34	16,908	22,609	1.25%	9.6%	12/31/2020	1.35	0	0	1.00%	9.9%	12/31/2020	1.36	0	0	0.75%	10.2%
12/31/2019	1.22	14,890	18,164	1.25%	14.2%	12/31/2019	1.23	0	0	1.00%	14.4%	12/31/2019	1.24	0	0	0.75%	14.7%
12/31/2018	1.07	6,378	6,816	1.25%	-3.9%	12/31/2018	1.07	0	0	1.00%	-3.7%	12/31/2018	1.08	0	0	0.75%	-3.4%
12/31/2017	1.11	2,441	2,715	1.25%	11.5%	12/31/2017	1.12	0	0	1.00%	11.7%	12/31/2017	1.12	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	0.50%	10.1%	12/31/2021	$1.54	0	$0	0.25%	10.4%	12/31/2021	$1.56	0	$0	0.00%	10.6%
12/31/2020	1.38	0	0	0.50%	10.4%	12/31/2020	1.39	0	0	0.25%	10.7%	12/31/2020	1.41	0	0	0.00%	11.0%
12/31/2019	1.25	0	0	0.50%	15.0%	12/31/2019	1.26	0	0	0.25%	15.3%	12/31/2019	1.27	0	0	0.00%	15.6%
12/31/2018	1.09	0	0	0.50%	-3.2%	12/31/2018	1.09	0	0	0.25%	-2.9%	12/31/2018	1.10	0	0	0.00%	-2.7%
12/31/2017	1.12	0	0	0.50%	12.3%	12/31/2017	1.12	0	0	0.25%	12.6%	12/31/2017	1.13	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	2.8%
2019	3.0%
2018	2.9%
2017	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,720,966	$42,900,522	2,829,794
Receivables: investments sold	36,815
Payables: investments purchased	-
Net assets	$45,757,781

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,757,781	29,399,624	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.66
Total	$45,757,781	29,399,624

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$604,008
Mortality & expense charges			(454,070)
Net investment income (loss)			149,938

Gain (loss) on investments:
Net realized gain (loss)			806,600
Realized gain distributions			2,209,645
Net change in unrealized appreciation (depreciation)			278,520
Net gain (loss)			3,294,765

Increase (decrease) in net assets from operations			$3,444,703

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$149,938	$300,716
Net realized gain (loss)		806,600	182,739
Realized gain distributions		2,209,645	562,466
Net change in unrealized appreciation (depreciation)		278,520	2,076,488

Increase (decrease) in net assets from operations		3,444,703	3,122,409

Contract owner transactions:
Proceeds from units sold		20,667,974	13,359,987
Cost of units redeemed		(9,201,974)	(5,098,824)
Account charges		(41,948)	(40,612)
Increase (decrease)		11,424,052	8,220,551
Net increase (decrease)		14,868,755	11,342,960
Net assets, beginning		30,889,026	19,546,066
Net assets, ending		$45,757,781	$30,889,026

Units sold		16,026,070	10,561,097
Units redeemed		(8,467,615)	(4,234,944)
Net increase (decrease)		7,558,455	6,326,153
Units outstanding, beginning		21,841,169	15,515,016
Units outstanding, ending		29,399,624	21,841,169

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$57,026,413
Cost of units redeemed/account charges			(19,395,160)
Net investment income (loss)			744,611
Net realized gain (loss)			1,133,289
Realized gain distributions			3,428,184
Net change in unrealized appreciation (depreciation)			2,820,444
Net assets			$45,757,781

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	29,400	$45,758	1.25%	10.1%	12/31/2021	$1.58	0	$0	1.00%	10.3%	12/31/2021	$1.60	0	$0	0.75%	10.6%
12/31/2020	1.41	21,841	30,889	1.25%	12.3%	12/31/2020	1.43	0	0	1.00%	12.5%	12/31/2020	1.44	0	0	0.75%	12.8%
12/31/2019	1.26	15,515	19,546	1.25%	16.4%	12/31/2019	1.27	0	0	1.00%	16.7%	12/31/2019	1.28	0	0	0.75%	17.0%
12/31/2018	1.08	7,835	8,481	1.25%	-4.7%	12/31/2018	1.09	0	0	1.00%	-4.4%	12/31/2018	1.09	0	0	0.75%	-4.2%
12/31/2017	1.14	2,791	3,170	1.25%	13.9%	12/31/2017	1.14	0	0	1.00%	14.2%	12/31/2017	1.14	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.62	0	$0	0.50%	10.9%	12/31/2021	$1.64	0	$0	0.25%	11.2%	12/31/2021	$1.66	0	$0	0.00%	11.4%
12/31/2020	1.46	0	0	0.50%	13.1%	12/31/2020	1.47	0	0	0.25%	13.4%	12/31/2020	1.49	0	0	0.00%	13.7%
12/31/2019	1.29	0	0	0.50%	17.3%	12/31/2019	1.30	0	0	0.25%	17.6%	12/31/2019	1.31	0	0	0.00%	17.9%
12/31/2018	1.10	0	0	0.50%	-4.0%	12/31/2018	1.10	0	0	0.25%	-3.7%	12/31/2018	1.11	0	0	0.00%	-3.5%
12/31/2017	1.14	0	0	0.50%	14.8%	12/31/2017	1.15	0	0	0.25%	15.0%	12/31/2017	1.15	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	2.3%
2019	2.4%
2018	2.5%
2017	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,279,841	$46,981,103	2,926,052
Receivables: investments sold	8,717
Payables: investments purchased	-
Net assets	$52,288,558

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,288,558	31,494,654	$1.66
Band 100	-	-	1.68
Band 75	-	-	1.70
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.77
Total	$52,288,558	31,494,654

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$636,701
Mortality & expense charges			(546,988)
Net investment income (loss)			89,713

Gain (loss) on investments:
Net realized gain (loss)			874,894
Realized gain distributions			2,678,697
Net change in unrealized appreciation (depreciation)			1,114,242
Net gain (loss)			4,667,833

Increase (decrease) in net assets from operations			$4,757,546

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$89,713	$231,493
Net realized gain (loss)		874,894	239,116
Realized gain distributions		2,678,697	743,597
Net change in unrealized appreciation (depreciation)		1,114,242	3,391,602

Increase (decrease) in net assets from operations		4,757,546	4,605,808

Contract owner transactions:
Proceeds from units sold		20,388,579	23,273,560
Cost of units redeemed		(8,385,561)	(11,094,553)
Account charges		(34,976)	(27,571)
Increase (decrease)		11,968,042	12,151,436
Net increase (decrease)		16,725,588	16,757,244
Net assets, beginning		35,562,970	18,805,726
Net assets, ending		$52,288,558	$35,562,970

Units sold		14,296,267	18,857,514
Units redeemed		(6,739,505)	(9,315,468)
Net increase (decrease)		7,556,762	9,542,046
Units outstanding, beginning		23,937,892	14,395,846
Units outstanding, ending		31,494,654	23,937,892

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$65,199,098
Cost of units redeemed/account charges			(24,260,108)
Net investment income (loss)			560,081
Net realized gain (loss)			1,246,174
Realized gain distributions			4,244,575
Net change in unrealized appreciation (depreciation)			5,298,738
Net assets			$52,288,558

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.66	31,495	$52,289	1.25%	11.8%	12/31/2021	$1.68	0	$0	1.00%	12.0%	12/31/2021	$1.70	0	$0	0.75%	12.3%
12/31/2020	1.49	23,938	35,563	1.25%	13.7%	12/31/2020	1.50	0	0	1.00%	14.0%	12/31/2020	1.52	0	0	0.75%	14.3%
12/31/2019	1.31	14,396	18,806	1.25%	18.6%	12/31/2019	1.32	0	0	1.00%	18.9%	12/31/2019	1.33	0	0	0.75%	19.2%
12/31/2018	1.10	9,275	10,219	1.25%	-5.4%	12/31/2018	1.11	0	0	1.00%	-5.1%	12/31/2018	1.11	0	0	0.75%	-4.9%
12/31/2017	1.16	3,517	4,095	1.25%	16.9%	12/31/2017	1.17	0	0	1.00%	17.2%	12/31/2017	1.17	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.72	0	$0	0.50%	12.6%	12/31/2021	$1.75	0	$0	0.25%	12.9%	12/31/2021	$1.77	0	$0	0.00%	13.2%
12/31/2020	1.53	0	0	0.50%	14.6%	12/31/2020	1.55	0	0	0.25%	14.9%	12/31/2020	1.56	0	0	0.00%	15.2%
12/31/2019	1.34	0	0	0.50%	19.5%	12/31/2019	1.35	0	0	0.25%	19.8%	12/31/2019	1.36	0	0	0.00%	20.1%
12/31/2018	1.12	0	0	0.50%	-4.6%	12/31/2018	1.12	0	0	0.25%	-4.4%	12/31/2018	1.13	0	0	0.00%	-4.2%
12/31/2017	1.17	0	0	0.50%	17.8%	12/31/2017	1.18	0	0	0.25%	18.1%	12/31/2017	1.18	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	2.1%
2019	2.0%
2018	2.3%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,143,372	$42,765,749	2,472,392
Receivables: investments sold	364,973
Payables: investments purchased	-
Net assets	$48,508,345

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,508,345	27,001,524	$1.80
Band 100	-	-	1.82
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.89
Band 0	-	-	1.91
Total	$48,508,345	27,001,524

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$535,319
Mortality & expense charges			(454,587)
Net investment income (loss)			80,732

Gain (loss) on investments:
Net realized gain (loss)			785,806
Realized gain distributions			1,985,443
Net change in unrealized appreciation (depreciation)			1,862,924
Net gain (loss)			4,634,173

Increase (decrease) in net assets from operations			$4,714,905

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$80,732	$89,708
Net realized gain (loss)		785,806	165,334
Realized gain distributions		1,985,443	717,331
Net change in unrealized appreciation (depreciation)		1,862,924	2,826,974

Increase (decrease) in net assets from operations		4,714,905	3,799,347

Contract owner transactions:
Proceeds from units sold		22,394,540	12,885,843
Cost of units redeemed		(8,044,468)	(4,428,495)
Account charges		(35,299)	(31,112)
Increase (decrease)		14,314,773	8,426,236
Net increase (decrease)		19,029,678	12,225,583
Net assets, beginning		29,478,667	17,253,084
Net assets, ending		$48,508,345	$29,478,667

Units sold		15,286,889	9,456,038
Units redeemed		(7,008,351)	(3,454,032)
Net increase (decrease)		8,278,538	6,002,006
Units outstanding, beginning		18,722,986	12,720,980
Units outstanding, ending		27,001,524	18,722,986

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$54,707,362
Cost of units redeemed/account charges			(16,579,997)
Net investment income (loss)			335,450
Net realized gain (loss)			1,109,604
Realized gain distributions			3,558,303
Net change in unrealized appreciation (depreciation)			5,377,623
Net assets			$48,508,345

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.80	27,002	$48,508	1.25%	14.1%	12/31/2021	$1.82	0	$0	1.00%	14.4%	12/31/2021	$1.84	0	$0	0.75%	14.7%
12/31/2020	1.57	18,723	29,479	1.25%	16.1%	12/31/2020	1.59	0	0	1.00%	16.4%	12/31/2020	1.61	0	0	0.75%	16.7%
12/31/2019	1.36	12,721	17,253	1.25%	21.8%	12/31/2019	1.37	0	0	1.00%	22.1%	12/31/2019	1.38	0	0	0.75%	22.4%
12/31/2018	1.11	8,139	9,066	1.25%	-6.3%	12/31/2018	1.12	0	0	1.00%	-6.1%	12/31/2018	1.13	0	0	0.75%	-5.9%
12/31/2017	1.19	2,684	3,191	1.25%	19.5%	12/31/2017	1.19	0	0	1.00%	19.8%	12/31/2017	1.20	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.87	0	$0	0.50%	15.0%	12/31/2021	$1.89	0	$0	0.25%	15.2%	12/31/2021	$1.91	0	$0	0.00%	15.5%
12/31/2020	1.62	0	0	0.50%	17.0%	12/31/2020	1.64	0	0	0.25%	17.3%	12/31/2020	1.66	0	0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	22.7%	12/31/2019	1.40	0	0	0.25%	23.0%	12/31/2019	1.41	0	0	0.00%	23.3%
12/31/2018	1.13	0	0	0.50%	-5.6%	12/31/2018	1.14	0	0	0.25%	-5.4%	12/31/2018	1.14	0	0	0.00%	-5.1%
12/31/2017	1.20	0	0	0.50%	20.4%	12/31/2017	1.20	0	0	0.25%	20.7%	12/31/2017	1.20	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.5%
2019	1.7%
2018	2.2%
2017	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,617,771	$40,842,765	2,300,491
Receivables: investments sold	48,417
Payables: investments purchased	-
Net assets	$47,666,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,666,188	25,647,584	$1.86
Band 100	-	-	1.88
Band 75	-	-	1.91
Band 50	-	-	1.93
Band 25	-	-	1.95
Band 0	-	-	1.98
Total	$47,666,188	25,647,584

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$484,158
Mortality & expense charges			(457,032)
Net investment income (loss)			27,126

Gain (loss) on investments:
Net realized gain (loss)			967,185
Realized gain distributions			1,875,324
Net change in unrealized appreciation (depreciation)			2,257,170
Net gain (loss)			5,099,679

Increase (decrease) in net assets from operations			$5,126,805

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,126	$20,468
Net realized gain (loss)		967,185	98,883
Realized gain distributions		1,875,324	738,914
Net change in unrealized appreciation (depreciation)		2,257,170	3,632,411

Increase (decrease) in net assets from operations		5,126,805	4,490,676

Contract owner transactions:
Proceeds from units sold		19,459,417	9,713,147
Cost of units redeemed		(7,936,699)	(3,335,325)
Account charges		(41,048)	(33,626)
Increase (decrease)		11,481,670	6,344,196
Net increase (decrease)		16,608,475	10,834,872
Net assets, beginning		31,057,713	20,222,841
Net assets, ending		$47,666,188	$31,057,713

Units sold		11,850,449	7,282,235
Units redeemed		(5,483,478)	(2,727,521)
Net increase (decrease)		6,366,971	4,554,714
Units outstanding, beginning		19,280,613	14,725,899
Units outstanding, ending		25,647,584	19,280,613

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$52,844,215
Cost of units redeemed/account charges			(17,236,901)
Net investment income (loss)			219,505
Net realized gain (loss)			1,323,317
Realized gain distributions			3,741,046
Net change in unrealized appreciation (depreciation)			6,775,006
Net assets			$47,666,188

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.86	25,648	$47,666	1.25%	15.4%	12/31/2021	$1.88	0	$0	1.00%	15.7%	12/31/2021	$1.91	0	$0	0.75%	16.0%
12/31/2020	1.61	19,281	31,058	1.25%	17.3%	12/31/2020	1.63	0	0	1.00%	17.6%	12/31/2020	1.64	0	0	0.75%	17.9%
12/31/2019	1.37	14,726	20,223	1.25%	22.9%	12/31/2019	1.38	0	0	1.00%	23.2%	12/31/2019	1.39	0	0	0.75%	23.5%
12/31/2018	1.12	10,260	11,469	1.25%	-6.7%	12/31/2018	1.12	0	0	1.00%	-6.5%	12/31/2018	1.13	0	0	0.75%	-6.2%
12/31/2017	1.20	4,242	5,082	1.25%	20.5%	12/31/2017	1.20	0	0	1.00%	20.8%	12/31/2017	1.20	0	0	0.75%	21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	0	$0	0.50%	16.2%	12/31/2021	$1.95	0	$0	0.25%	16.5%	12/31/2021	$1.98	0	$0	0.00%	16.8%
12/31/2020	1.66	0	0	0.50%	18.2%	12/31/2020	1.68	0	0	0.25%	18.5%	12/31/2020	1.69	0	0	0.00%	18.8%
12/31/2019	1.41	0	0	0.50%	23.8%	12/31/2019	1.42	0	0	0.25%	24.1%	12/31/2019	1.43	0	0	0.00%	24.4%
12/31/2018	1.14	0	0	0.50%	-6.0%	12/31/2018	1.14	0	0	0.25%	-5.8%	12/31/2018	1.15	0	0	0.00%	-5.5%
12/31/2017	1.21	0	0	0.50%	21.4%	12/31/2017	1.21	0	0	0.25%	21.7%	12/31/2017	1.21	0	0	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.2%
2019	1.6%
2018	1.9%
2017	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,331,221	$38,736,965	2,080,398
Receivables: investments sold	64,487
Payables: investments purchased	-
Net assets	$44,395,708

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,395,708	23,613,809	$1.88
Band 100	-	-	1.90
Band 75	-	-	1.93
Band 50	-	-	1.95
Band 25	-	-	1.98
Band 0	-	-	2.00
Total	$44,395,708	23,613,809

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$430,101
Mortality & expense charges			(398,820)
Net investment income (loss)			31,281

Gain (loss) on investments:
Net realized gain (loss)			824,685
Realized gain distributions			1,634,306
Net change in unrealized appreciation (depreciation)			2,050,233
Net gain (loss)			4,509,224

Increase (decrease) in net assets from operations			$4,540,505

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,281	$2,994
Net realized gain (loss)		824,685	264,305
Realized gain distributions		1,634,306	583,362
Net change in unrealized appreciation (depreciation)		2,050,233	2,921,406

Increase (decrease) in net assets from operations		4,540,505	3,772,067

Contract owner transactions:
Proceeds from units sold		21,161,056	10,732,749
Cost of units redeemed		(5,848,915)	(3,585,076)
Account charges		(27,096)	(22,692)
Increase (decrease)		15,285,045	7,124,981
Net increase (decrease)		19,825,550	10,897,048
Net assets, beginning		24,570,158	13,673,110
Net assets, ending		$44,395,708	$24,570,158

Units sold		12,513,567	8,014,119
Units redeemed		(4,023,262)	(2,798,773)
Net increase (decrease)		8,490,305	5,215,346
Units outstanding, beginning		15,123,504	9,908,158
Units outstanding, ending		23,613,809	15,123,504

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$47,246,147
Cost of units redeemed/account charges			(12,689,555)
Net investment income (loss)			135,083
Net realized gain (loss)			1,185,909
Realized gain distributions			2,923,868
Net change in unrealized appreciation (depreciation)			5,594,256
Net assets			$44,395,708

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	23,614	$44,396	1.25%	15.7%	12/31/2021	$1.90	0	$0	1.00%	16.0%	12/31/2021	$1.93	0	$0	0.75%	16.3%
12/31/2020	1.62	15,124	24,570	1.25%	17.7%	12/31/2020	1.64	0	0	1.00%	18.0%	12/31/2020	1.66	0	0	0.75%	18.3%
12/31/2019	1.38	9,908	13,673	1.25%	23.1%	12/31/2019	1.39	0	0	1.00%	23.4%	12/31/2019	1.40	0	0	0.75%	23.8%
12/31/2018	1.12	5,956	6,674	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.5%	12/31/2018	1.13	0	0	0.75%	-6.3%
12/31/2017	1.20	2,022	2,430	1.25%	20.9%	12/31/2017	1.21	0	0	1.00%	21.2%	12/31/2017	1.21	0	0	0.75%	21.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.95	0	$0	0.50%	16.6%	12/31/2021	$1.98	0	$0	0.25%	16.9%	12/31/2021	$2.00	0	$0	0.00%	17.2%
12/31/2020	1.67	0	0	0.50%	18.6%	12/31/2020	1.69	0	0	0.25%	18.9%	12/31/2020	1.71	0	0	0.00%	19.2%
12/31/2019	1.41	0	0	0.50%	24.1%	12/31/2019	1.42	0	0	0.25%	24.4%	12/31/2019	1.43	0	0	0.00%	24.7%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.14	0	0	0.25%	-5.8%	12/31/2018	1.15	0	0	0.00%	-5.6%
12/31/2017	1.21	0	0	0.50%	21.8%	12/31/2017	1.21	0	0	0.25%	22.1%	12/31/2017	1.22	0	0	0.00%	22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.2%
2019	1.6%
2018	1.9%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,659,493	$29,754,042	1,636,743
Receivables: investments sold	-
Payables: investments purchased	(140,569)
Net assets	$34,518,924

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,518,924	18,237,532	$1.89
Band 100	-	-	1.92
Band 75	-	-	1.94
Band 50	-	-	1.97
Band 25	-	-	1.99
Band 0	-	-	2.02
Total	$34,518,924	18,237,532

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$341,047
Mortality & expense charges			(312,974)
Net investment income (loss)			28,073

Gain (loss) on investments:
Net realized gain (loss)			484,186
Realized gain distributions			1,180,574
Net change in unrealized appreciation (depreciation)			1,870,710
Net gain (loss)			3,535,470

Increase (decrease) in net assets from operations			$3,563,543

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,073	$(13,767)
Net realized gain (loss)		484,186	125,724
Realized gain distributions		1,180,574	472,928
Net change in unrealized appreciation (depreciation)		1,870,710	2,452,922

Increase (decrease) in net assets from operations		3,563,543	3,037,807

Contract owner transactions:
Proceeds from units sold		15,268,016	6,794,816
Cost of units redeemed		(4,072,522)	(2,032,496)
Account charges		(24,430)	(19,832)
Increase (decrease)		11,171,064	4,742,488
Net increase (decrease)		14,734,607	7,780,295
Net assets, beginning		19,784,317	12,004,022
Net assets, ending		$34,518,924	$19,784,317

Units sold		8,506,874	4,998,822
Units redeemed		(2,374,839)	(1,555,961)
Net increase (decrease)		6,132,035	3,442,861
Units outstanding, beginning		12,105,497	8,662,636
Units outstanding, ending		18,237,532	12,105,497

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$35,525,853
Cost of units redeemed/account charges			(8,900,494)
Net investment income (loss)			85,940
Net realized gain (loss)			669,127
Realized gain distributions			2,233,047
Net change in unrealized appreciation (depreciation)			4,905,451
Net assets			$34,518,924

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.89	18,238	$34,519	1.25%	15.8%	12/31/2021	$1.92	0	$0	1.00%	16.1%	12/31/2021	$1.94	0	$0	0.75%	16.4%
12/31/2020	1.63	12,105	19,784	1.25%	17.9%	12/31/2020	1.65	0	0	1.00%	18.2%	12/31/2020	1.67	0	0	0.75%	18.5%
12/31/2019	1.39	8,663	12,004	1.25%	23.5%	12/31/2019	1.40	0	0	1.00%	23.8%	12/31/2019	1.41	0	0	0.75%	24.1%
12/31/2018	1.12	4,306	4,832	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.6%	12/31/2018	1.13	0	0	0.75%	-6.3%
12/31/2017	1.20	1,433	1,726	1.25%	21.1%	12/31/2017	1.21	0	0	1.00%	21.4%	12/31/2017	1.21	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	0	$0	0.50%	16.7%	12/31/2021	$1.99	0	$0	0.25%	17.0%	12/31/2021	$2.02	0	$0	0.00%	17.3%
12/31/2020	1.68	0	0	0.50%	18.8%	12/31/2020	1.70	0	0	0.25%	19.1%	12/31/2020	1.72	0	0	0.00%	19.4%
12/31/2019	1.42	0	0	0.50%	24.4%	12/31/2019	1.43	0	0	0.25%	24.7%	12/31/2019	1.44	0	0	0.00%	25.0%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.15	0	0	0.25%	-5.8%	12/31/2018	1.15	0	0	0.00%	-5.6%
12/31/2017	1.21	0	0	0.50%	22.0%	12/31/2017	1.22	0	0	0.25%	22.3%	12/31/2017	1.22	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.1%
2019	1.6%
2018	1.8%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,408,866	$19,013,025	801,412
Receivables: investments sold	-
Payables: investments purchased	(99,307)
Net assets	$21,309,559

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,309,559	11,262,219	$1.89
Band 100	-	-	1.92
Band 75	-	-	1.94
Band 50	-	-	1.97
Band 25	-	-	1.99
Band 0	-	-	2.02
Total	$21,309,559	11,262,219

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$195,202
Mortality & expense charges			(169,567)
Net investment income (loss)			25,635

Gain (loss) on investments:
Net realized gain (loss)			493,179
Realized gain distributions			707,194
Net change in unrealized appreciation (depreciation)			731,628
Net gain (loss)			1,932,001

Increase (decrease) in net assets from operations			$1,957,636

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,635	$(5,009)
Net realized gain (loss)		493,179	189,816
Realized gain distributions		707,194	251,057
Net change in unrealized appreciation (depreciation)		731,628	1,272,843

Increase (decrease) in net assets from operations		1,957,636	1,708,707

Contract owner transactions:
Proceeds from units sold		12,287,286	4,882,473
Cost of units redeemed		(3,730,357)	(1,963,702)
Account charges		(15,247)	(15,050)
Increase (decrease)		8,541,682	2,903,721
Net increase (decrease)		10,499,318	4,612,428
Net assets, beginning		10,810,241	6,197,813
Net assets, ending		$21,309,559	$10,810,241

Units sold		6,813,446	3,848,688
Units redeemed		(2,168,317)	(1,704,825)
Net increase (decrease)		4,645,129	2,143,863
Units outstanding, beginning		6,617,090	4,473,227
Units outstanding, ending		11,262,219	6,617,090

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$23,825,554
Cost of units redeemed/account charges			(6,907,366)
Net investment income (loss)			49,026
Net realized gain (loss)			708,217
Realized gain distributions			1,238,287
Net change in unrealized appreciation (depreciation)			2,395,841
Net assets			$21,309,559

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.89	11,262	$21,310	1.25%	15.8%	12/31/2021	$1.92	0	$0	1.00%	16.1%	12/31/2021	$1.94	0	$0	0.75%	16.4%
12/31/2020	1.63	6,617	10,810	1.25%	17.9%	12/31/2020	1.65	0	0	1.00%	18.2%	12/31/2020	1.67	0	0	0.75%	18.5%
12/31/2019	1.39	4,473	6,198	1.25%	23.5%	12/31/2019	1.40	0	0	1.00%	23.8%	12/31/2019	1.41	0	0	0.75%	24.2%
12/31/2018	1.12	2,316	2,597	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.6%	12/31/2018	1.13	0	0	0.75%	-6.4%
12/31/2017	1.20	652	785	1.25%	21.1%	12/31/2017	1.21	0	0	1.00%	21.4%	12/31/2017	1.21	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	0	$0	0.50%	16.7%	12/31/2021	$1.99	0	$0	0.25%	17.0%	12/31/2021	$2.02	0	$0	0.00%	17.3%
12/31/2020	1.68	0	0	0.50%	18.8%	12/31/2020	1.70	0	0	0.25%	19.1%	12/31/2020	1.72	0	0	0.00%	19.4%
12/31/2019	1.42	0	0	0.50%	24.5%	12/31/2019	1.43	0	0	0.25%	24.8%	12/31/2019	1.44	0	0	0.00%	25.1%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.14	0	0	0.25%	-5.9%	12/31/2018	1.15	0	0	0.00%	-5.7%
12/31/2017	1.21	0	0	0.50%	22.0%	12/31/2017	1.22	0	0	0.25%	22.3%	12/31/2017	1.22	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.1%
2019	1.5%
2018	1.8%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,489,674	$6,675,088	419,526
Receivables: investments sold	11,465
Payables: investments purchased	-
Net assets	$7,501,139

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,501,139	3,969,260	$1.89
Band 100	-	-	1.91
Band 75	-	-	1.94
Band 50	-	-	1.96
Band 25	-	-	1.99
Band 0	-	-	2.01
Total	$7,501,139	3,969,260

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$72,151
Mortality & expense charges			(64,595)
Net investment income (loss)			7,556

Gain (loss) on investments:
Net realized gain (loss)			285,720
Realized gain distributions			199,242
Net change in unrealized appreciation (depreciation)			211,537
Net gain (loss)			696,499

Increase (decrease) in net assets from operations			$704,055

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,556	$(439)
Net realized gain (loss)		285,720	23,597
Realized gain distributions		199,242	68,913
Net change in unrealized appreciation (depreciation)		211,537	520,228

Increase (decrease) in net assets from operations		704,055	612,299

Contract owner transactions:
Proceeds from units sold		5,095,590	2,141,814
Cost of units redeemed		(1,893,321)	(580,277)
Account charges		(11,384)	(9,069)
Increase (decrease)		3,190,885	1,552,468
Net increase (decrease)		3,894,940	2,164,767
Net assets, beginning		3,606,199	1,441,432
Net assets, ending		$7,501,139	$3,606,199

Units sold		2,877,411	1,625,809
Units redeemed		(1,116,676)	(458,588)
Net increase (decrease)		1,760,735	1,167,221
Units outstanding, beginning		2,208,525	1,041,304
Units outstanding, ending		3,969,260	2,208,525

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,805,946
Cost of units redeemed/account charges			(2,751,668)
Net investment income (loss)			12,018
Net realized gain (loss)			309,205
Realized gain distributions			311,052
Net change in unrealized appreciation (depreciation)			814,586
Net assets			$7,501,139

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.89	3,969	$7,501	1.25%	15.7%	12/31/2021	$1.91	0	$0	1.00%	16.0%	12/31/2021	$1.94	0	$0	0.75%	16.3%
12/31/2020	1.63	2,209	3,606	1.25%	18.0%	12/31/2020	1.65	0	0	1.00%	18.3%	12/31/2020	1.67	0	0	0.75%	18.6%
12/31/2019	1.38	1,041	1,441	1.25%	23.5%	12/31/2019	1.39	0	0	1.00%	23.8%	12/31/2019	1.41	0	0	0.75%	24.1%
12/31/2018	1.12	315	353	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.6%	12/31/2018	1.13	0	0	0.75%	-6.3%
12/31/2017	1.20	28	34	1.25%	21.0%	12/31/2017	1.21	0	0	1.00%	21.3%	12/31/2017	1.21	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.96	0	$0	0.50%	16.6%	12/31/2021	$1.99	0	$0	0.25%	16.9%	12/31/2021	$2.01	0	$0	0.00%	17.2%
12/31/2020	1.68	0	0	0.50%	18.8%	12/31/2020	1.70	0	0	0.25%	19.1%	12/31/2020	1.72	0	0	0.00%	19.4%
12/31/2019	1.42	0	0	0.50%	24.4%	12/31/2019	1.43	0	0	0.25%	24.7%	12/31/2019	1.44	0	0	0.00%	25.0%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.14	0	0	0.25%	-5.9%	12/31/2018	1.15	0	0	0.00%	-5.6%
12/31/2017	1.21	0	0	0.50%	21.9%	12/31/2017	1.22	0	0	0.25%	22.2%	12/31/2017	1.22	0	0	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.2%
2019	1.6%
2018	1.9%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2065 Target Date Retirement Fund R Class - 06-4R4

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,110,437	$1,017,067	65,485
Receivables: investments sold	-
Payables: investments purchased	(5,703)
Net assets	$1,104,734

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,104,734	850,549	$1.30
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.31
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$1,104,734	850,549

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,269
Mortality & expense charges			(9,698)
Net investment income (loss)			(1,429)

Gain (loss) on investments:
Net realized gain (loss)			351
Realized gain distributions			8,541
Net change in unrealized appreciation (depreciation)			91,340
Net gain (loss)			100,232

Increase (decrease) in net assets from operations			$98,803

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,429)	$(29)
Net realized gain (loss)		351	-
Realized gain distributions		8,541	-
Net change in unrealized appreciation (depreciation)		91,340	2,030

Increase (decrease) in net assets from operations		98,803	2,001

Contract owner transactions:
Proceeds from units sold		731,785	295,069
Cost of units redeemed		(19,007)	(1)
Account charges		(3,547)	(369)
Increase (decrease)		709,231	294,699
Net increase (decrease)		808,034	296,700
Net assets, beginning		296,700	-
Net assets, ending		$1,104,734	$296,700

Units sold		603,855	265,011
Units redeemed		(17,987)	(330)
Net increase (decrease)		585,868	264,681
Units outstanding, beginning		264,681	-
Units outstanding, ending		850,549	264,681

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,026,854
Cost of units redeemed/account charges			(22,924)
Net investment income (loss)			(1,458)
Net realized gain (loss)			351
Realized gain distributions			8,541
Net change in unrealized appreciation (depreciation)			93,370
Net assets			$1,104,734

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	851	$1,105	1.25%	15.9%	12/31/2021	$1.30	0	$0	1.00%	16.2%	12/31/2021	$1.31	0	$0	0.75%	16.4%
12/31/2020	1.12	265	297	1.25%	12.1%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	0	$0	0.50%	16.7%	12/31/2021	$1.31	0	$0	0.25%	17.0%	12/31/2021	$1.32	0	$0	0.00%	17.3%
12/31/2020	1.12	0	0	0.50%	12.2%	12/31/2020	1.12	0	0	0.25%	12.3%	12/31/2020	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2065 Target Date Retirement Fund R Class - 06-4R3

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,079	$33,628	2,005
Receivables: investments sold	-
Payables: investments purchased	(349)
Net assets	$33,730

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,730	26,066	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.31
Band 0	-	-	1.31
Total	$33,730	26,066

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$172
Mortality & expense charges			(142)
Net investment income (loss)			30

Gain (loss) on investments:
Net realized gain (loss)			498
Realized gain distributions			250
Net change in unrealized appreciation (depreciation)			449
Net gain (loss)			1,197

Increase (decrease) in net assets from operations			$1,227

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30	$-
Net realized gain (loss)		498	-
Realized gain distributions		250	-
Net change in unrealized appreciation (depreciation)		449	2

Increase (decrease) in net assets from operations		1,227	2

Contract owner transactions:
Proceeds from units sold		42,089	202
Cost of units redeemed		(9,112)	-
Account charges		(678)	-
Increase (decrease)		32,299	202
Net increase (decrease)		33,526	204
Net assets, beginning		204	-
Net assets, ending		$33,730	$204

Units sold		34,055	182
Units redeemed		(8,171)	-
Net increase (decrease)		25,884	182
Units outstanding, beginning		182	-
Units outstanding, ending		26,066	182

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$42,291
Cost of units redeemed/account charges			(9,790)
Net investment income (loss)			30
Net realized gain (loss)			498
Realized gain distributions			250
Net change in unrealized appreciation (depreciation)			451
Net assets			$33,730

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	26	$34	1.25%	15.4%	12/31/2021	$1.30	0	$0	1.00%	15.7%	12/31/2021	$1.30	0	$0	0.75%	16.0%
12/31/2020	1.12	0	0	1.25%	12.1%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	0	$0	0.50%	16.3%	12/31/2021	$1.31	0	$0	0.25%	16.6%	12/31/2021	$1.31	0	$0	0.00%	16.9%
12/31/2020	1.12	0	0	0.50%	12.2%	12/31/2020	1.12	0	0	0.25%	12.3%	12/31/2020	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2065 Target Date Retirement Fund R Class - 06-4PY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$76,131	$73,997	4,538
Receivables: investments sold	74
Payables: investments purchased	-
Net assets	$76,205

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$76,205	59,110	$1.29
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.30
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$76,205	59,110

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$239
Mortality & expense charges			(393)
Net investment income (loss)			(154)

Gain (loss) on investments:
Net realized gain (loss)			4,326
Realized gain distributions			587
Net change in unrealized appreciation (depreciation)			2,132
Net gain (loss)			7,045

Increase (decrease) in net assets from operations			$6,891

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(154)	$-
Net realized gain (loss)		4,326	-
Realized gain distributions		587	-
Net change in unrealized appreciation (depreciation)		2,132	2

Increase (decrease) in net assets from operations		6,891	2

Contract owner transactions:
Proceeds from units sold		465,464	184
Cost of units redeemed		(395,696)	-
Account charges		(640)	-
Increase (decrease)		69,128	184
Net increase (decrease)		76,019	186
Net assets, beginning		186	-
Net assets, ending		$76,205	$186

Units sold		395,721	166
Units redeemed		(336,777)	-
Net increase (decrease)		58,944	166
Units outstanding, beginning		166	-
Units outstanding, ending		59,110	166

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$465,648
Cost of units redeemed/account charges			(396,336)
Net investment income (loss)			(154)
Net realized gain (loss)			4,326
Realized gain distributions			587
Net change in unrealized appreciation (depreciation)			2,134
Net assets			$76,205

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	59	$76	1.25%	15.1%	12/31/2021	$1.29	0	$0	1.00%	15.4%	12/31/2021	$1.30	0	$0	0.75%	15.6%
12/31/2020	1.12	0	0	1.25%	12.0%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	0.50%	15.9%	12/31/2021	$1.30	0	$0	0.25%	16.2%	12/31/2021	$1.31	0	$0	0.00%	16.5%
12/31/2020	1.12	0	0	0.50%	12.2%	12/31/2020	1.12	0	0	0.25%	12.2%	12/31/2020	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds AMCAP Fund R6 Class - 06-CTN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,722,149	$3,765,297	102,052
Receivables: investments sold	2,862
Payables: investments purchased	-
Net assets	$4,725,011

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,725,011	2,204,239	$2.14
Band 100	-	-	2.17
Band 75	-	-	2.20
Band 50	-	-	2.23
Band 25	-	-	2.25
Band 0	-	-	2.28
Total	$4,725,011	2,204,239

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(52,888)
Net investment income (loss)			(52,888)

Gain (loss) on investments:
Net realized gain (loss)			258,166
Realized gain distributions			262,753
Net change in unrealized appreciation (depreciation)			367,929
Net gain (loss)			888,848

Increase (decrease) in net assets from operations			$835,960

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(52,888)	$(65,437)
Net realized gain (loss)		258,166	340,068
Realized gain distributions		262,753	201,770
Net change in unrealized appreciation (depreciation)		367,929	310,766

Increase (decrease) in net assets from operations		835,960	787,167

Contract owner transactions:
Proceeds from units sold		1,307,226	841,353
Cost of units redeemed		(1,188,153)	(6,311,706)
Account charges		(7,453)	(10,085)
Increase (decrease)		111,620	(5,480,438)
Net increase (decrease)		947,580	(4,693,271)
Net assets, beginning		3,777,431	8,470,702
Net assets, ending		$4,725,011	$3,777,431

Units sold		655,995	569,876
Units redeemed		(610,915)	(4,234,326)
Net increase (decrease)		45,080	(3,664,450)
Units outstanding, beginning		2,159,159	5,823,609
Units outstanding, ending		2,204,239	2,159,159

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,768,811
Cost of units redeemed/account charges			(11,081,769)
Net investment income (loss)			(162,271)
Net realized gain (loss)			721,504
Realized gain distributions			1,521,884
Net change in unrealized appreciation (depreciation)			956,852
Net assets			$4,725,011

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.14	2,204	$4,725	1.25%	22.5%	12/31/2021	$2.17	0	$0	1.00%	22.8%	12/31/2021	$2.20	0	$0	0.75%	23.1%
12/31/2020	1.75	2,159	3,777	1.25%	20.3%	12/31/2020	1.77	0	0	1.00%	20.6%	12/31/2020	1.79	0	0	0.75%	20.9%
12/31/2019	1.45	5,824	8,471	1.25%	25.2%	12/31/2019	1.47	0	0	1.00%	25.5%	12/31/2019	1.48	0	0	0.75%	25.8%
12/31/2018	1.16	6,215	7,223	1.25%	-2.8%	12/31/2018	1.17	0	0	1.00%	-2.6%	12/31/2018	1.17	0	0	0.75%	-2.3%
12/31/2017	1.20	2,868	3,430	1.25%	20.9%	12/31/2017	1.20	0	0	1.00%	21.2%	12/31/2017	1.20	0	0	0.75%	21.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.23	0	$0	0.50%	23.4%	12/31/2021	$2.25	0	$0	0.25%	23.8%	12/31/2021	$2.28	0	$0	0.00%	24.1%
12/31/2020	1.80	0	0	0.50%	21.2%	12/31/2020	1.82	0	0	0.25%	21.5%	12/31/2020	1.84	0	0	0.00%	21.8%
12/31/2019	1.49	0	0	0.50%	26.1%	12/31/2019	1.50	0	0	0.25%	26.4%	12/31/2019	1.51	0	0	0.00%	26.7%
12/31/2018	1.18	0	0	0.50%	-2.1%	12/31/2018	1.19	0	0	0.25%	-1.8%	12/31/2018	1.19	0	0	0.00%	-1.6%
12/31/2017	1.21	0	0	0.50%	21.8%	12/31/2017	1.21	0	0	0.25%	22.1%	12/31/2017	1.21	0	0	0.00%	22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.3%
2019	0.8%
2018	1.1%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Balanced Fund R6 Class - 06-CTP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$76,967,062	$67,949,981	2,296,942
Receivables: investments sold	-
Payables: investments purchased	(65,444)
Net assets	$76,901,618

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$72,900,802	44,543,294	$1.64
Band 100	-	-	1.66
Band 75	1,714,561	1,021,437	1.68
Band 50	-	-	1.70
Band 25	-	-	1.72
Band 0	2,286,255	1,311,271	1.74
Total	$76,901,618	46,876,002

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$934,399
Mortality & expense charges			(726,092)
Net investment income (loss)			208,307

Gain (loss) on investments:
Net realized gain (loss)			2,266,153
Realized gain distributions			2,088,257
Net change in unrealized appreciation (depreciation)			3,895,765
Net gain (loss)			8,250,175

Increase (decrease) in net assets from operations			$8,458,482

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$208,307	$267,627
Net realized gain (loss)		2,266,153	287,499
Realized gain distributions		2,088,257	1,600,841
Net change in unrealized appreciation (depreciation)		3,895,765	3,271,967

Increase (decrease) in net assets from operations		8,458,482	5,427,934

Contract owner transactions:
Proceeds from units sold		31,541,577	29,673,629
Cost of units redeemed		(17,654,529)	(20,377,429)
Account charges		(30,296)	(22,200)
Increase (decrease)		13,856,752	9,274,000
Net increase (decrease)		22,315,234	14,701,934
Net assets, beginning		54,586,384	39,884,450
Net assets, ending		$76,901,618	$54,586,384

Units sold		21,183,355	23,699,098
Units redeemed		(12,467,111)	(16,180,957)
Net increase (decrease)		8,716,244	7,518,141
Units outstanding, beginning		38,159,758	30,641,617
Units outstanding, ending		46,876,002	38,159,758

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$121,436,168
Cost of units redeemed/account charges			(63,095,660)
Net investment income (loss)			1,145,858
Net realized gain (loss)			2,721,398
Realized gain distributions			5,676,773
Net change in unrealized appreciation (depreciation)			9,017,081
Net assets			$76,901,618

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	44,543	$72,901	1.25%	14.7%	12/31/2021	$1.66	0	$0	1.00%	15.0%	12/31/2021	$1.68	1,021	$1,715	0.75%	15.2%
12/31/2020	1.43	35,879	51,207	1.25%	9.8%	12/31/2020	1.44	0	0	1.00%	10.1%	12/31/2020	1.46	1,018	1,483	0.75%	10.4%
12/31/2019	1.30	28,757	37,367	1.25%	18.1%	12/31/2019	1.31	0	0	1.00%	18.4%	12/31/2019	1.32	866	1,143	0.75%	18.7%
12/31/2018	1.10	24,219	26,654	1.25%	-3.6%	12/31/2018	1.11	0	0	1.00%	-3.4%	12/31/2018	1.11	819	911	0.75%	-3.2%
12/31/2017	1.14	9,698	11,077	1.25%	14.4%	12/31/2017	1.15	0	0	1.00%	14.7%	12/31/2017	1.15	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	0	$0	0.50%	15.5%	12/31/2021	$1.72	0	$0	0.25%	15.8%	12/31/2021	$1.74	1,311	$2,286	0.00%	16.1%
12/31/2020	1.47	0	0	0.50%	10.7%	12/31/2020	1.49	0	0	0.25%	10.9%	12/31/2020	1.50	1,263	1,896	0.00%	11.2%
12/31/2019	1.33	0	0	0.50%	19.0%	12/31/2019	1.34	0	0	0.25%	19.3%	12/31/2019	1.35	1,018	1,375	0.00%	19.6%
12/31/2018	1.12	0	0	0.50%	-2.9%	12/31/2018	1.12	0	0	0.25%	-2.7%	12/31/2018	1.13	792	894	0.00%	-2.4%
12/31/2017	1.15	0	0	0.50%	15.3%	12/31/2017	1.15	0	0	0.25%	15.6%	12/31/2017	1.16	613	710	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.8%
2019	2.2%
2018	2.2%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Growth and Income Fund R6 Class - 06-CTR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,331,327	$14,662,354	273,709
Receivables: investments sold	87,541
Payables: investments purchased	-
Net assets	$17,418,868

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,418,868	9,860,192	$1.77
Band 100	-	-	1.79
Band 75	-	-	1.81
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	-	-	1.88
Total	$17,418,868	9,860,192

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$292,370
Mortality & expense charges			(186,218)
Net investment income (loss)			106,152

Gain (loss) on investments:
Net realized gain (loss)			422,732
Realized gain distributions			853,941
Net change in unrealized appreciation (depreciation)			445,793
Net gain (loss)			1,722,466

Increase (decrease) in net assets from operations			$1,828,618

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$106,152	$59,566
Net realized gain (loss)		422,732	97,623
Realized gain distributions		853,941	-
Net change in unrealized appreciation (depreciation)		445,793	1,547,612

Increase (decrease) in net assets from operations		1,828,618	1,704,801

Contract owner transactions:
Proceeds from units sold		5,523,679	2,444,577
Cost of units redeemed		(2,534,395)	(2,326,208)
Account charges		(9,942)	(10,244)
Increase (decrease)		2,979,342	108,125
Net increase (decrease)		4,807,960	1,812,926
Net assets, beginning		12,610,908	10,797,982
Net assets, ending		$17,418,868	$12,610,908

Units sold		3,274,798	1,926,941
Units redeemed		(1,532,408)	(1,757,048)
Net increase (decrease)		1,742,390	169,893
Units outstanding, beginning		8,117,802	7,947,909
Units outstanding, ending		9,860,192	8,117,802

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$23,779,574
Cost of units redeemed/account charges			(11,134,018)
Net investment income (loss)			327,930
Net realized gain (loss)			408,256
Realized gain distributions			1,368,153
Net change in unrealized appreciation (depreciation)			2,668,973
Net assets			$17,418,868

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	9,860	$17,419	1.25%	13.7%	12/31/2021	$1.79	0	$0	1.00%	14.0%	12/31/2021	$1.81	0	$0	0.75%	14.3%
12/31/2020	1.55	8,118	12,611	1.25%	14.3%	12/31/2020	1.57	0	0	1.00%	14.6%	12/31/2020	1.59	0	0	0.75%	14.9%
12/31/2019	1.36	7,948	10,798	1.25%	24.2%	12/31/2019	1.37	0	0	1.00%	24.5%	12/31/2019	1.38	0	0	0.75%	24.8%
12/31/2018	1.09	8,046	8,803	1.25%	-11.1%	12/31/2018	1.10	0	0	1.00%	-10.9%	12/31/2018	1.11	0	0	0.75%	-10.6%
12/31/2017	1.23	3,684	4,533	1.25%	23.5%	12/31/2017	1.23	0	0	1.00%	23.8%	12/31/2017	1.24	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	0	$0	0.50%	14.6%	12/31/2021	$1.86	0	$0	0.25%	14.9%	12/31/2021	$1.88	0	$0	0.00%	15.1%
12/31/2020	1.60	0	0	0.50%	15.2%	12/31/2020	1.62	0	0	0.25%	15.5%	12/31/2020	1.63	0	0	0.00%	15.8%
12/31/2019	1.39	0	0	0.50%	25.1%	12/31/2019	1.40	0	0	0.25%	25.4%	12/31/2019	1.41	0	0	0.00%	25.7%
12/31/2018	1.11	0	0	0.50%	-10.4%	12/31/2018	1.12	0	0	0.25%	-10.2%	12/31/2018	1.12	0	0	0.00%	-10.0%
12/31/2017	1.24	0	0	0.50%	24.5%	12/31/2017	1.24	0	0	0.25%	24.8%	12/31/2017	1.25	0	0	0.00%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.7%
2019	2.1%
2018	2.3%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R6 Class - 06-CTT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,494,828	$49,386,390	787,768
Receivables: investments sold	497,433
Payables: investments purchased	-
Net assets	$50,992,261

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$46,853,948	27,635,925	$1.70
Band 100	-	-	1.72
Band 75	4,558	2,621	1.74
Band 50	-	-	1.76
Band 25	-	-	1.78
Band 0	4,133,755	2,288,673	1.81
Total	$50,992,261	29,927,219

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$867,095
Mortality & expense charges			(506,934)
Net investment income (loss)			360,161

Gain (loss) on investments:
Net realized gain (loss)			2,529,543
Realized gain distributions			3,639,099
Net change in unrealized appreciation (depreciation)			(6,111,014)
Net gain (loss)			57,628

Increase (decrease) in net assets from operations			$417,789

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$360,161	$(155,222)
Net realized gain (loss)		2,529,543	707,903
Realized gain distributions		3,639,099	-
Net change in unrealized appreciation (depreciation)		(6,111,014)	5,935,208

Increase (decrease) in net assets from operations		417,789	6,487,889

Contract owner transactions:
Proceeds from units sold		31,374,942	10,376,476
Cost of units redeemed		(12,546,251)	(10,669,852)
Account charges		(33,083)	(36,198)
Increase (decrease)		18,795,608	(329,574)
Net increase (decrease)		19,213,397	6,158,315
Net assets, beginning		31,778,864	25,620,549
Net assets, ending		$50,992,261	$31,778,864

Units sold		19,175,189	7,909,689
Units redeemed		(8,156,276)	(7,887,829)
Net increase (decrease)		11,018,913	21,860
Units outstanding, beginning		18,908,306	18,886,446
Units outstanding, ending		29,927,219	18,908,306

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$78,794,851
Cost of units redeemed/account charges			(37,673,943)
Net investment income (loss)			564,316
Net realized gain (loss)			3,258,722
Realized gain distributions			4,939,877
Net change in unrealized appreciation (depreciation)			1,108,438
Net assets			$50,992,261

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	27,636	$46,854	1.25%	1.6%	12/31/2021	$1.72	0	$0	1.00%	1.8%	12/31/2021	$1.74	3	$5	0.75%	2.1%
12/31/2020	1.67	16,444	27,450	1.25%	23.7%	12/31/2020	1.69	0	0	1.00%	24.0%	12/31/2020	1.70	0	0	0.75%	24.3%
12/31/2019	1.35	16,327	22,032	1.25%	25.8%	12/31/2019	1.36	0	0	1.00%	26.1%	12/31/2019	1.37	0	0	0.75%	26.4%
12/31/2018	1.07	14,818	15,893	1.25%	-16.0%	12/31/2018	1.08	0	0	1.00%	-15.8%	12/31/2018	1.08	0	0	0.75%	-15.5%
12/31/2017	1.28	4,934	6,298	1.25%	29.6%	12/31/2017	1.28	0	0	1.00%	29.9%	12/31/2017	1.28	0	0	0.75%	30.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	0	$0	0.50%	2.3%	12/31/2021	$1.78	0	$0	0.25%	2.6%	12/31/2021	$1.81	2,289	$4,134	0.00%	2.8%
12/31/2020	1.72	0	0	0.50%	24.6%	12/31/2020	1.74	0	0	0.25%	25.0%	12/31/2020	1.76	2,464	4,328	0.00%	25.3%
12/31/2019	1.38	0	0	0.50%	26.8%	12/31/2019	1.39	0	0	0.25%	27.1%	12/31/2019	1.40	2,560	3,589	0.00%	27.4%
12/31/2018	1.09	0	0	0.50%	-15.3%	12/31/2018	1.09	0	0	0.25%	-15.1%	12/31/2018	1.10	2,711	2,984	0.00%	-14.9%
12/31/2017	1.29	0	0	0.50%	30.5%	12/31/2017	1.29	0	0	0.25%	30.8%	12/31/2017	1.29	2,946	3,811	0.00%	31.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	0.5%
2019	1.5%
2018	2.1%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Fundamental Investors R6 Class - 06-CTV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,277,948	$14,406,291	214,359
Receivables: investments sold	4,822
Payables: investments purchased	-
Net assets	$16,282,770

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,282,770	8,273,563	$1.97
Band 100	-	-	1.99
Band 75	-	-	2.02
Band 50	-	-	2.04
Band 25	-	-	2.07
Band 0	-	-	2.10
Total	$16,282,770	8,273,563

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$208,641
Mortality & expense charges			(159,034)
Net investment income (loss)			49,607

Gain (loss) on investments:
Net realized gain (loss)			238,763
Realized gain distributions			1,394,644
Net change in unrealized appreciation (depreciation)			664,885
Net gain (loss)			2,298,292

Increase (decrease) in net assets from operations			$2,347,899

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$49,607	$71,137
Net realized gain (loss)		238,763	(70,748)
Realized gain distributions		1,394,644	118,239
Net change in unrealized appreciation (depreciation)		664,885	1,119,318

Increase (decrease) in net assets from operations		2,347,899	1,237,946

Contract owner transactions:
Proceeds from units sold		5,889,940	2,137,689
Cost of units redeemed		(1,993,588)	(2,386,841)
Account charges		(11,859)	(7,623)
Increase (decrease)		3,884,493	(256,775)
Net increase (decrease)		6,232,392	981,171
Net assets, beginning		10,050,378	9,069,207
Net assets, ending		$16,282,770	$10,050,378

Units sold		3,196,618	1,836,906
Units redeemed		(1,120,531)	(2,007,692)
Net increase (decrease)		2,076,087	(170,786)
Units outstanding, beginning		6,197,476	6,368,262
Units outstanding, ending		8,273,563	6,197,476

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$20,289,751
Cost of units redeemed/account charges			(8,838,535)
Net investment income (loss)			228,545
Net realized gain (loss)			123,906
Realized gain distributions			2,607,446
Net change in unrealized appreciation (depreciation)			1,871,657
Net assets			$16,282,770

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	8,274	$16,283	1.25%	21.4%	12/31/2021	$1.99	0	$0	1.00%	21.7%	12/31/2021	$2.02	0	$0	0.75%	22.0%
12/31/2020	1.62	6,197	10,050	1.25%	13.9%	12/31/2020	1.64	0	0	1.00%	14.2%	12/31/2020	1.65	0	0	0.75%	14.4%
12/31/2019	1.42	6,368	9,069	1.25%	26.4%	12/31/2019	1.44	0	0	1.00%	26.7%	12/31/2019	1.45	0	0	0.75%	27.1%
12/31/2018	1.13	5,866	6,608	1.25%	-7.5%	12/31/2018	1.13	0	0	1.00%	-7.3%	12/31/2018	1.14	0	0	0.75%	-7.0%
12/31/2017	1.22	3,374	4,109	1.25%	22.2%	12/31/2017	1.22	0	0	1.00%	22.5%	12/31/2017	1.22	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.04	0	$0	0.50%	22.3%	12/31/2021	$2.07	0	$0	0.25%	22.6%	12/31/2021	$2.10	0	$0	0.00%	22.9%
12/31/2020	1.67	0	0	0.50%	14.7%	12/31/2020	1.69	0	0	0.25%	15.0%	12/31/2020	1.71	0	0	0.00%	15.3%
12/31/2019	1.46	0	0	0.50%	27.4%	12/31/2019	1.47	0	0	0.25%	27.7%	12/31/2019	1.48	0	0	0.00%	28.0%
12/31/2018	1.14	0	0	0.50%	-6.8%	12/31/2018	1.15	0	0	0.25%	-6.6%	12/31/2018	1.16	0	0	0.00%	-6.3%
12/31/2017	1.23	0	0	0.50%	23.1%	12/31/2017	1.23	0	0	0.25%	23.4%	12/31/2017	1.23	0	0	0.00%	23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.9%
2019	1.9%
2018	2.3%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New Perspective Fund R6 Class - 06-CTW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,140,374	$24,051,913	439,671
Receivables: investments sold	75,780
Payables: investments purchased	-
Net assets	$29,216,154

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,957,505	11,906,858	$2.35
Band 100	-	-	2.38
Band 75	-	-	2.41
Band 50	-	-	2.44
Band 25	-	-	2.47
Band 0	1,258,649	503,184	2.50
Total	$29,216,154	12,410,042

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$179,995
Mortality & expense charges			(282,673)
Net investment income (loss)			(102,678)

Gain (loss) on investments:
Net realized gain (loss)			1,513,036
Realized gain distributions			1,861,663
Net change in unrealized appreciation (depreciation)			351,013
Net gain (loss)			3,725,712

Increase (decrease) in net assets from operations			$3,623,034

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(102,678)	$(93,443)
Net realized gain (loss)		1,513,036	419,014
Realized gain distributions		1,861,663	809,758
Net change in unrealized appreciation (depreciation)		351,013	4,052,982

Increase (decrease) in net assets from operations		3,623,034	5,188,311

Contract owner transactions:
Proceeds from units sold		12,088,703	10,048,765
Cost of units redeemed		(6,431,539)	(4,884,771)
Account charges		(13,206)	(7,997)
Increase (decrease)		5,643,958	5,155,997
Net increase (decrease)		9,266,992	10,344,308
Net assets, beginning		19,949,162	9,604,854
Net assets, ending		$29,216,154	$19,949,162

Units sold		5,754,434	6,750,549
Units redeemed		(3,226,654)	(3,153,152)
Net increase (decrease)		2,527,780	3,597,397
Units outstanding, beginning		9,882,262	6,284,865
Units outstanding, ending		12,410,042	9,882,262

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$33,915,675
Cost of units redeemed/account charges			(14,997,753)
Net investment income (loss)			(100,663)
Net realized gain (loss)			1,996,440
Realized gain distributions			3,313,994
Net change in unrealized appreciation (depreciation)			5,088,461
Net assets			$29,216,154

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.35	11,907	$27,958	1.25%	16.6%	12/31/2021	$2.38	0	$0	1.00%	16.9%	12/31/2021	$2.41	0	$0	0.75%	17.2%
12/31/2020	2.01	9,367	18,858	1.25%	32.1%	12/31/2020	2.03	0	0	1.00%	32.5%	12/31/2020	2.05	0	0	0.75%	32.8%
12/31/2019	1.52	5,777	8,801	1.25%	28.9%	12/31/2019	1.54	0	0	1.00%	29.2%	12/31/2019	1.55	0	0	0.75%	29.5%
12/31/2018	1.18	3,912	4,625	1.25%	-6.7%	12/31/2018	1.19	0	0	1.00%	-6.5%	12/31/2018	1.19	0	0	0.75%	-6.3%
12/31/2017	1.27	738	936	1.25%	27.7%	12/31/2017	1.27	0	0	1.00%	28.0%	12/31/2017	1.27	0	0	0.75%	28.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.44	0	$0	0.50%	17.5%	12/31/2021	$2.47	0	$0	0.25%	17.8%	12/31/2021	$2.50	503	$1,259	0.00%	18.1%
12/31/2020	2.08	0	0	0.50%	33.1%	12/31/2020	2.10	0	0	0.25%	33.5%	12/31/2020	2.12	515	1,092	0.00%	33.8%
12/31/2019	1.56	0	0	0.50%	29.8%	12/31/2019	1.57	0	0	0.25%	30.2%	12/31/2019	1.58	508	804	0.00%	30.5%
12/31/2018	1.20	0	0	0.50%	-6.0%	12/31/2018	1.21	0	0	0.25%	-5.8%	12/31/2018	1.21	626	759	0.00%	-5.6%
12/31/2017	1.28	0	0	0.50%	28.7%	12/31/2017	1.28	0	0	0.25%	29.0%	12/31/2017	1.28	730	938	0.00%	29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.6%
2019	1.6%
2018	2.1%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New World Fund R6 Class - 06-CTX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,973,086	$11,834,591	141,458
Receivables: investments sold	188,102
Payables: investments purchased	-
Net assets	$12,161,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,959,132	6,493,850	$1.84
Band 100	-	-	1.87
Band 75	202,056	106,975	1.89
Band 50	-	-	1.91
Band 25	-	-	1.94
Band 0	-	-	1.96
Total	$12,161,188	6,600,825

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$97,373
Mortality & expense charges			(111,535)
Net investment income (loss)			(14,162)

Gain (loss) on investments:
Net realized gain (loss)			541,303
Realized gain distributions			735,327
Net change in unrealized appreciation (depreciation)			(1,062,516)
Net gain (loss)			214,114

Increase (decrease) in net assets from operations			$199,952

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,162)	$(38,585)
Net realized gain (loss)		541,303	246,394
Realized gain distributions		735,327	-
Net change in unrealized appreciation (depreciation)		(1,062,516)	781,263

Increase (decrease) in net assets from operations		199,952	989,072

Contract owner transactions:
Proceeds from units sold		9,555,489	2,094,082
Cost of units redeemed		(2,792,840)	(3,369,092)
Account charges		(6,306)	(4,687)
Increase (decrease)		6,756,343	(1,279,697)
Net increase (decrease)		6,956,295	(290,625)
Net assets, beginning		5,204,893	5,495,518
Net assets, ending		$12,161,188	$5,204,893

Units sold		5,218,642	1,754,257
Units redeemed		(1,549,836)	(2,654,179)
Net increase (decrease)		3,668,806	(899,922)
Units outstanding, beginning		2,932,019	3,831,941
Units outstanding, ending		6,600,825	2,932,019

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$18,697,064
Cost of units redeemed/account charges			(8,423,597)
Net investment income (loss)			(7,383)
Net realized gain (loss)			835,560
Realized gain distributions			921,049
Net change in unrealized appreciation (depreciation)			138,495
Net assets			$12,161,188

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.84	6,494	$11,959	1.25%	3.8%	12/31/2021	$1.87	0	$0	1.00%	4.1%	12/31/2021	$1.89	107	$202	0.75%	4.3%
12/31/2020	1.77	2,825	5,011	1.25%	23.7%	12/31/2020	1.79	0	0	1.00%	24.1%	12/31/2020	1.81	107	194	0.75%	24.4%
12/31/2019	1.43	3,726	5,341	1.25%	26.4%	12/31/2019	1.44	0	0	1.00%	26.8%	12/31/2019	1.46	106	155	0.75%	27.1%
12/31/2018	1.13	3,335	3,781	1.25%	-13.1%	12/31/2018	1.14	0	0	1.00%	-12.9%	12/31/2018	1.15	94	108	0.75%	-12.6%
12/31/2017	1.30	973	1,269	1.25%	31.4%	12/31/2017	1.31	0	0	1.00%	31.7%	12/31/2017	1.31	0	0	0.75%	32.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.91	0	$0	0.50%	4.6%	12/31/2021	$1.94	0	$0	0.25%	4.9%	12/31/2021	$1.96	0	$0	0.00%	5.1%
12/31/2020	1.83	0	0	0.50%	24.7%	12/31/2020	1.85	0	0	0.25%	25.0%	12/31/2020	1.87	0	0	0.00%	25.3%
12/31/2019	1.47	0	0	0.50%	27.4%	12/31/2019	1.48	0	0	0.25%	27.7%	12/31/2019	1.49	0	0	0.00%	28.0%
12/31/2018	1.15	0	0	0.50%	-12.4%	12/31/2018	1.16	0	0	0.25%	-12.2%	12/31/2018	1.16	0	0	0.00%	-12.0%
12/31/2017	1.31	0	0	0.50%	32.4%	12/31/2017	1.32	0	0	0.25%	32.7%	12/31/2017	1.32	0	0	0.00%	33.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	0.4%
2019	1.6%
2018	1.9%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds SMALLCAP World Fund R6 Class - 06-CTY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,634,105	$4,094,292	56,627
Receivables: investments sold	67,110
Payables: investments purchased	-
Net assets	$4,701,215

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,701,215	2,197,058	$2.14
Band 100	-	-	2.17
Band 75	-	-	2.19
Band 50	-	-	2.22
Band 25	-	-	2.25
Band 0	-	-	2.28
Total	$4,701,215	2,197,058

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(52,513)
Net investment income (loss)			(52,513)

Gain (loss) on investments:
Net realized gain (loss)			191,664
Realized gain distributions			383,053
Net change in unrealized appreciation (depreciation)			(234,157)
Net gain (loss)			340,560

Increase (decrease) in net assets from operations			$288,047

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(52,513)	$(42,952)
Net realized gain (loss)		191,664	402,422
Realized gain distributions		383,053	41,909
Net change in unrealized appreciation (depreciation)		(234,157)	526,959

Increase (decrease) in net assets from operations		288,047	928,338

Contract owner transactions:
Proceeds from units sold		2,373,734	592,754
Cost of units redeemed		(694,332)	(2,868,802)
Account charges		(690)	(1,822)
Increase (decrease)		1,678,712	(2,277,870)
Net increase (decrease)		1,966,759	(1,349,532)
Net assets, beginning		2,734,456	4,083,988
Net assets, ending		$4,701,215	$2,734,456

Units sold		1,125,317	399,510
Units redeemed		(324,870)	(1,844,549)
Net increase (decrease)		800,447	(1,445,039)
Units outstanding, beginning		1,396,611	2,841,650
Units outstanding, ending		2,197,058	1,396,611

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,551,899
Cost of units redeemed/account charges			(5,665,777)
Net investment income (loss)			(160,639)
Net realized gain (loss)			668,570
Realized gain distributions			767,349
Net change in unrealized appreciation (depreciation)			539,813
Net assets			$4,701,215

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.14	2,197	$4,701	1.25%	9.3%	12/31/2021	$2.17	0	$0	1.00%	9.6%	12/31/2021	$2.19	0	$0	0.75%	9.8%
12/31/2020	1.96	1,397	2,734	1.25%	36.2%	12/31/2020	1.98	0	0	1.00%	36.6%	12/31/2020	2.00	0	0	0.75%	36.9%
12/31/2019	1.44	2,842	4,084	1.25%	29.6%	12/31/2019	1.45	0	0	1.00%	30.0%	12/31/2019	1.46	0	0	0.75%	30.3%
12/31/2018	1.11	2,537	2,812	1.25%	-10.5%	12/31/2018	1.11	0	0	1.00%	-10.3%	12/31/2018	1.12	0	0	0.75%	-10.0%
12/31/2017	1.24	285	353	1.25%	25.7%	12/31/2017	1.24	0	0	1.00%	26.0%	12/31/2017	1.25	0	0	0.75%	26.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.22	0	$0	0.50%	10.1%	12/31/2021	$2.25	0	$0	0.25%	10.4%	12/31/2021	$2.28	0	$0	0.00%	10.7%
12/31/2020	2.02	0	0	0.50%	37.3%	12/31/2020	2.04	0	0	0.25%	37.6%	12/31/2020	2.06	0	0	0.00%	37.9%
12/31/2019	1.47	0	0	0.50%	30.6%	12/31/2019	1.48	0	0	0.25%	30.9%	12/31/2019	1.49	0	0	0.00%	31.3%
12/31/2018	1.13	0	0	0.50%	-9.8%	12/31/2018	1.13	0	0	0.25%	-9.6%	12/31/2018	1.14	0	0	0.00%	-9.4%
12/31/2017	1.25	0	0	0.50%	26.6%	12/31/2017	1.25	0	0	0.25%	27.0%	12/31/2017	1.26	0	0	0.00%	27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Growth Fund of America R6 Class - 06-CVC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,978,543	$42,850,917	738,979
Receivables: investments sold	-
Payables: investments purchased	(28,035)
Net assets	$54,950,508

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,484,860	18,289,404	$2.43
Band 100	-	-	2.46
Band 75	2,758,441	1,105,757	2.49
Band 50	-	-	2.53
Band 25	-	-	2.56
Band 0	7,707,207	2,974,505	2.59
Total	$54,950,508	22,369,666

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$202,176
Mortality & expense charges			(580,088)
Net investment income (loss)			(377,912)

Gain (loss) on investments:
Net realized gain (loss)			6,336,378
Realized gain distributions			4,093,910
Net change in unrealized appreciation (depreciation)			(762,587)
Net gain (loss)			9,667,701

Increase (decrease) in net assets from operations			$9,289,789

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(377,912)	$(200,602)
Net realized gain (loss)		6,336,378	1,123,496
Realized gain distributions		4,093,910	2,171,029
Net change in unrealized appreciation (depreciation)		(762,587)	12,282,796

Increase (decrease) in net assets from operations		9,289,789	15,376,719

Contract owner transactions:
Proceeds from units sold		10,345,960	7,878,211
Cost of units redeemed		(19,504,512)	(10,642,168)
Account charges		(37,079)	(32,306)
Increase (decrease)		(9,195,631)	(2,796,263)
Net increase (decrease)		94,158	12,580,456
Net assets, beginning		54,856,350	42,275,894
Net assets, ending		$54,950,508	$54,856,350

Units sold		5,561,542	4,890,055
Units redeemed		(9,637,964)	(6,343,585)
Net increase (decrease)		(4,076,422)	(1,453,530)
Units outstanding, beginning		26,446,088	27,899,618
Units outstanding, ending		22,369,666	26,446,088

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$72,983,813
Cost of units redeemed/account charges			(49,789,345)
Net investment income (loss)			(480,314)
Net realized gain (loss)			7,513,345
Realized gain distributions			12,595,383
Net change in unrealized appreciation (depreciation)			12,127,626
Net assets			$54,950,508

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.43	18,289	$44,485	1.25%	18.2%	12/31/2021	$2.46	0	$0	1.00%	18.5%	12/31/2021	$2.49	1,106	$2,758	0.75%	18.8%
12/31/2020	2.06	21,541	44,323	1.25%	36.6%	12/31/2020	2.08	0	0	1.00%	36.9%	12/31/2020	2.10	1,314	2,758	0.75%	37.2%
12/31/2019	1.51	22,983	34,629	1.25%	26.9%	12/31/2019	1.52	0	0	1.00%	27.3%	12/31/2019	1.53	1,436	2,198	0.75%	27.6%
12/31/2018	1.19	23,383	27,755	1.25%	-3.8%	12/31/2018	1.19	0	0	1.00%	-3.6%	12/31/2018	1.20	1,735	2,081	0.75%	-3.3%
12/31/2017	1.23	11,243	13,875	1.25%	25.0%	12/31/2017	1.24	0	0	1.00%	25.3%	12/31/2017	1.24	0	0	0.75%	25.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.53	0	$0	0.50%	19.1%	12/31/2021	$2.56	0	$0	0.25%	19.4%	12/31/2021	$2.59	2,975	$7,707	0.00%	19.7%
12/31/2020	2.12	0	0	0.50%	37.6%	12/31/2020	2.14	0	0	0.25%	37.9%	12/31/2020	2.16	3,592	7,775	0.00%	38.3%
12/31/2019	1.54	0	0	0.50%	27.9%	12/31/2019	1.55	0	0	0.25%	28.2%	12/31/2019	1.57	3,480	5,449	0.00%	28.5%
12/31/2018	1.21	0	0	0.50%	-3.1%	12/31/2018	1.21	0	0	0.25%	-2.8%	12/31/2018	1.22	3,588	4,370	0.00%	-2.6%
12/31/2017	1.24	0	0	0.50%	25.9%	12/31/2017	1.25	0	0	0.25%	26.2%	12/31/2017	1.25	0	0	0.00%	26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.6%
2019	1.1%
2018	1.3%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Washington Mutual Investors Fund R6 Class - 06-CVF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,958,480	$17,986,799	377,610
Receivables: investments sold	-
Payables: investments purchased	(109,269)
Net assets	$22,849,211

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,849,211	11,820,094	$1.93
Band 100	-	-	1.96
Band 75	-	-	1.98
Band 50	-	-	2.01
Band 25	-	-	2.03
Band 0	-	-	2.06
Total	$22,849,211	11,820,094

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$391,277
Mortality & expense charges			(271,120)
Net investment income (loss)			120,157

Gain (loss) on investments:
Net realized gain (loss)			1,362,333
Realized gain distributions			1,077,325
Net change in unrealized appreciation (depreciation)			2,693,806
Net gain (loss)			5,133,464

Increase (decrease) in net assets from operations			$5,253,621

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$120,157	$181,283
Net realized gain (loss)		1,362,333	49,829
Realized gain distributions		1,077,325	275,560
Net change in unrealized appreciation (depreciation)		2,693,806	1,319,029

Increase (decrease) in net assets from operations		5,253,621	1,825,701

Contract owner transactions:
Proceeds from units sold		5,019,043	7,238,342
Cost of units redeemed		(8,320,013)	(4,648,197)
Account charges		(13,770)	(11,882)
Increase (decrease)		(3,314,740)	2,578,263
Net increase (decrease)		1,938,881	4,403,964
Net assets, beginning		20,910,330	16,506,366
Net assets, ending		$22,849,211	$20,910,330

Units sold		2,889,873	5,674,305
Units redeemed		(4,839,620)	(3,506,466)
Net increase (decrease)		(1,949,747)	2,167,839
Units outstanding, beginning		13,769,841	11,602,002
Units outstanding, ending		11,820,094	13,769,841

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$34,573,744
Cost of units redeemed/account charges			(21,375,522)
Net investment income (loss)			537,131
Net realized gain (loss)			1,490,092
Realized gain distributions			2,652,085
Net change in unrealized appreciation (depreciation)			4,971,681
Net assets			$22,849,211

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	11,820	$22,849	1.25%	27.3%	12/31/2021	$1.96	0	$0	1.00%	27.6%	12/31/2021	$1.98	0	$0	0.75%	27.9%
12/31/2020	1.52	13,770	20,910	1.25%	6.7%	12/31/2020	1.53	0	0	1.00%	7.0%	12/31/2020	1.55	0	0	0.75%	7.3%
12/31/2019	1.42	11,602	16,506	1.25%	24.4%	12/31/2019	1.43	0	0	1.00%	24.7%	12/31/2019	1.44	0	0	0.75%	25.0%
12/31/2018	1.14	10,499	12,010	1.25%	-3.9%	12/31/2018	1.15	0	0	1.00%	-3.6%	12/31/2018	1.16	0	0	0.75%	-3.4%
12/31/2017	1.19	2,721	3,238	1.25%	19.0%	12/31/2017	1.19	0	0	1.00%	19.3%	12/31/2017	1.20	0	0	0.75%	19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.01	0	$0	0.50%	28.3%	12/31/2021	$2.03	0	$0	0.25%	28.6%	12/31/2021	$2.06	0	$0	0.00%	28.9%
12/31/2020	1.57	0	0	0.50%	7.5%	12/31/2020	1.58	0	0	0.25%	7.8%	12/31/2020	1.60	0	0	0.00%	8.1%
12/31/2019	1.46	0	0	0.50%	25.3%	12/31/2019	1.47	0	0	0.25%	25.6%	12/31/2019	1.48	0	0	0.00%	25.9%
12/31/2018	1.16	0	0	0.50%	-3.2%	12/31/2018	1.17	0	0	0.25%	-2.9%	12/31/2018	1.17	0	0	0.00%	-2.7%
12/31/2017	1.20	0	0	0.50%	19.9%	12/31/2017	1.20	0	0	0.25%	20.2%	12/31/2017	1.21	0	0	0.00%	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	2.1%
2019	2.3%
2018	2.3%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Bond Fund R6 Class - 06-GFN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,058,579	$1,103,125	53,986
Receivables: investments sold	16,827
Payables: investments purchased	-
Net assets	$1,075,406

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$478,949	444,806	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	596,457	523,969	1.14
Total	$1,075,406	968,775

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$23,018
Mortality & expense charges			(6,360)
Net investment income (loss)			16,658

Gain (loss) on investments:
Net realized gain (loss)			4,658
Realized gain distributions			6,264
Net change in unrealized appreciation (depreciation)			(70,120)
Net gain (loss)			(59,198)

Increase (decrease) in net assets from operations			$(42,540)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,658	$3,461
Net realized gain (loss)		4,658	3,422
Realized gain distributions		6,264	4,546
Net change in unrealized appreciation (depreciation)		(70,120)	14,671

Increase (decrease) in net assets from operations		(42,540)	26,100

Contract owner transactions:
Proceeds from units sold		876,082	157,966
Cost of units redeemed		(163,225)	(47,904)
Account charges		(1,036)	(187)
Increase (decrease)		711,821	109,875
Net increase (decrease)		669,281	135,975
Net assets, beginning		406,125	270,150
Net assets, ending		$1,075,406	$406,125

Units sold		763,651	141,240
Units redeemed		(149,723)	(43,755)
Net increase (decrease)		613,928	97,485
Units outstanding, beginning		354,847	257,362
Units outstanding, ending		968,775	354,847

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,350,764
Cost of units redeemed/account charges			(276,341)
Net investment income (loss)			24,925
Net realized gain (loss)			8,916
Realized gain distributions			11,688
Net change in unrealized appreciation (depreciation)			(44,546)
Net assets			$1,075,406

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	445	$479	1.25%	-5.9%	12/31/2021	$1.09	0	$0	1.00%	-5.7%	12/31/2021	$1.10	0	$0	0.75%	-5.4%
12/31/2020	1.14	355	406	1.25%	9.0%	12/31/2020	1.15	0	0	1.00%	9.3%	12/31/2020	1.16	0	0	0.75%	9.6%
12/31/2019	1.05	257	270	1.25%	6.8%	12/31/2019	1.06	0	0	1.00%	7.1%	12/31/2019	1.06	0	0	0.75%	7.3%
12/31/2018	0.98	231	227	1.25%	-2.3%	12/31/2018	0.99	0	0	1.00%	-2.1%	12/31/2018	0.99	0	0	0.75%	-1.9%
12/31/2017	1.01	1	1	1.25%	0.7%	12/31/2017	1.01	0	0	1.00%	0.8%	12/31/2017	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	0.50%	-5.2%	12/31/2021	$1.13	0	$0	0.25%	-5.0%	12/31/2021	$1.14	524	$596	0.00%	-4.7%
12/31/2020	1.17	0	0	0.50%	9.9%	12/31/2020	1.18	0	0	0.25%	10.1%	12/31/2020	1.19	0	0	0.00%	10.4%
12/31/2019	1.07	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.1%
12/31/2018	0.99	0	0	0.50%	-1.6%	12/31/2018	1.00	0	0	0.25%	-1.4%	12/31/2018	1.00	0	0	0.00%	-1.1%
12/31/2017	1.01	0	0	0.50%	1.0%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.1%
2020	2.1%
2019	2.4%
2018	2.4%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intermediate Bond Fund of America R6 Class - 06-GKH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,429	$65,935	4,841
Receivables: investments sold	47
Payables: investments purchased	-
Net assets	$66,476

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,476	61,450	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$66,476	61,450

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$792
Mortality & expense charges			(755)
Net investment income (loss)			37

Gain (loss) on investments:
Net realized gain (loss)			38
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,121)
Net gain (loss)			(1,083)

Increase (decrease) in net assets from operations			$(1,046)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37	$220
Net realized gain (loss)		38	1,316
Realized gain distributions		-	1,146
Net change in unrealized appreciation (depreciation)		(1,121)	1,578

Increase (decrease) in net assets from operations		(1,046)	4,260

Contract owner transactions:
Proceeds from units sold		14,249	51,967
Cost of units redeemed		(3,270)	(22,720)
Account charges		(12)	(5)
Increase (decrease)		10,967	29,242
Net increase (decrease)		9,921	33,502
Net assets, beginning		56,555	23,053
Net assets, ending		$66,476	$56,555

Units sold		13,080	49,767
Units redeemed		(3,002)	(20,683)
Net increase (decrease)		10,078	29,084
Units outstanding, beginning		51,372	22,288
Units outstanding, ending		61,450	51,372

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$92,492
Cost of units redeemed/account charges			(29,647)
Net investment income (loss)			398
Net realized gain (loss)			1,389
Realized gain distributions			1,350
Net change in unrealized appreciation (depreciation)			494
Net assets			$66,476

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	61	$66	1.25%	-1.7%	12/31/2021	$1.09	0	$0	1.00%	-1.5%	12/31/2021	$1.10	0	$0	0.75%	-1.2%
12/31/2020	1.10	51	57	1.25%	6.4%	12/31/2020	1.11	0	0	1.00%	6.7%	12/31/2020	1.12	0	0	0.75%	7.0%
12/31/2019	1.03	22	23	1.25%	3.6%	12/31/2019	1.04	0	0	1.00%	3.9%	12/31/2019	1.04	0	0	0.75%	4.2%
12/31/2018	1.00	0	0	1.25%	0.0%	12/31/2018	1.00	0	0	1.00%	0.2%	12/31/2018	1.00	0	0	0.75%	0.5%
12/31/2017	1.00	0	0	1.25%	-0.2%	12/31/2017	1.00	0	0	1.00%	-0.2%	12/31/2017	1.00	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	0	$0	0.50%	-1.0%	12/31/2021	$1.13	0	$0	0.25%	-0.7%	12/31/2021	$1.14	0	$0	0.00%	-0.5%
12/31/2020	1.13	0	0	0.50%	7.2%	12/31/2020	1.13	0	0	0.25%	7.5%	12/31/2020	1.14	0	0	0.00%	7.8%
12/31/2019	1.05	0	0	0.50%	4.4%	12/31/2019	1.06	0	0	0.25%	4.7%	12/31/2019	1.06	0	0	0.00%	4.9%
12/31/2018	1.01	0	0	0.50%	0.8%	12/31/2018	1.01	0	0	0.25%	1.0%	12/31/2018	1.01	0	0	0.00%	1.3%
12/31/2017	1.00	0	0	0.50%	-0.2%	12/31/2017	1.00	0	0	0.25%	-0.2%	12/31/2017	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	2.6%
2019	2.8%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American High-Income Trust R6 Class - 06-3MC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$285,362	$281,956	27,131
Receivables: investments sold	59
Payables: investments purchased	-
Net assets	$285,421

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$285,421	236,706	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$285,421	236,706

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,657
Mortality & expense charges			(1,236)
Net investment income (loss)			3,421

Gain (loss) on investments:
Net realized gain (loss)			412
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,830
Net gain (loss)			3,242

Increase (decrease) in net assets from operations			$6,663

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,421	$2,935
Net realized gain (loss)		412	(45)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,830	826

Increase (decrease) in net assets from operations		6,663	3,716

Contract owner transactions:
Proceeds from units sold		239,172	19,063
Cost of units redeemed		(23,441)	(203)
Account charges		(191)	(100)
Increase (decrease)		215,540	18,760
Net increase (decrease)		222,203	22,476
Net assets, beginning		63,218	40,742
Net assets, ending		$285,421	$63,218

Units sold		200,506	18,125
Units redeemed		(20,096)	(319)
Net increase (decrease)		180,410	17,806
Units outstanding, beginning		56,296	38,490
Units outstanding, ending		236,706	56,296

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$331,149
Cost of units redeemed/account charges			(57,219)
Net investment income (loss)			7,721
Net realized gain (loss)			364
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,406
Net assets			$285,421

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	237	$285	1.25%	7.4%	12/31/2021	$1.22	0	$0	1.00%	7.6%	12/31/2021	$1.23	0	$0	0.75%	7.9%
12/31/2020	1.12	56	63	1.25%	6.1%	12/31/2020	1.13	0	0	1.00%	6.4%	12/31/2020	1.14	0	0	0.75%	6.6%
12/31/2019	1.06	38	41	1.25%	10.9%	12/31/2019	1.06	0	0	1.00%	11.2%	12/31/2019	1.06	0	0	0.75%	11.4%
12/31/2018	0.95	0	0	1.25%	-4.5%	12/31/2018	0.96	0	0	1.00%	-4.5%	12/31/2018	0.96	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	0.50%	8.2%	12/31/2021	$1.25	0	$0	0.25%	8.5%	12/31/2021	$1.26	0	$0	0.00%	8.7%
12/31/2020	1.14	0	0	0.50%	6.9%	12/31/2020	1.15	0	0	0.25%	7.2%	12/31/2020	1.15	0	0	0.00%	7.4%
12/31/2019	1.07	0	0	0.50%	11.7%	12/31/2019	1.07	0	0	0.25%	12.0%	12/31/2019	1.07	0	0	0.00%	12.3%
12/31/2018	0.96	0	0	0.50%	-4.4%	12/31/2018	0.96	0	0	0.25%	-4.3%	12/31/2018	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.7%
2020	7.0%
2019	8.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Mutual Fund R4 Class - 06-3MK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$194,720	$159,675	3,680
Receivables: investments sold	99
Payables: investments purchased	-
Net assets	$194,819

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$194,819	134,297	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.50
Band 0	-	-	1.51
Total	$194,819	134,297

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,160
Mortality & expense charges			(2,228)
Net investment income (loss)			932

Gain (loss) on investments:
Net realized gain (loss)			4,967
Realized gain distributions			5,711
Net change in unrealized appreciation (depreciation)			24,176
Net gain (loss)			34,854

Increase (decrease) in net assets from operations			$35,786

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$932	$665
Net realized gain (loss)		4,967	395
Realized gain distributions		5,711	-
Net change in unrealized appreciation (depreciation)		24,176	7,028

Increase (decrease) in net assets from operations		35,786	8,088

Contract owner transactions:
Proceeds from units sold		87,192	39,077
Cost of units redeemed		(20,532)	(32,507)
Account charges		(26)	(70)
Increase (decrease)		66,634	6,500
Net increase (decrease)		102,420	14,588
Net assets, beginning		92,399	77,811
Net assets, ending		$194,819	$92,399

Units sold		71,044	40,021
Units redeemed		(15,325)	(29,872)
Net increase (decrease)		55,719	10,149
Units outstanding, beginning		78,578	68,429
Units outstanding, ending		134,297	78,578

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$200,833
Cost of units redeemed/account charges			(56,412)
Net investment income (loss)			2,062
Net realized gain (loss)			5,514
Realized gain distributions			7,777
Net change in unrealized appreciation (depreciation)			35,045
Net assets			$194,819

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	134	$195	1.25%	23.4%	12/31/2021	$1.46	0	$0	1.00%	23.7%	12/31/2021	$1.47	0	$0	0.75%	24.0%
12/31/2020	1.18	79	92	1.25%	3.4%	12/31/2020	1.18	0	0	1.00%	3.7%	12/31/2020	1.19	0	0	0.75%	3.9%
12/31/2019	1.14	68	78	1.25%	20.2%	12/31/2019	1.14	0	0	1.00%	20.5%	12/31/2019	1.14	0	0	0.75%	20.8%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.3%	12/31/2018	0.95	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	0.50%	24.3%	12/31/2021	$1.50	0	$0	0.25%	24.6%	12/31/2021	$1.51	0	$0	0.00%	24.9%
12/31/2020	1.20	0	0	0.50%	4.2%	12/31/2020	1.20	0	0	0.25%	4.5%	12/31/2020	1.21	0	0	0.00%	4.7%
12/31/2019	1.15	0	0	0.50%	21.1%	12/31/2019	1.15	0	0	0.25%	21.4%	12/31/2019	1.15	0	0	0.00%	21.7%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.2%	12/31/2018	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	1.8%
2019	2.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Mutual Fund R6 Class - 06-3M3

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,126,642	$2,790,033	58,760
Receivables: investments sold	-
Payables: investments purchased	(2,944)
Net assets	$3,123,698

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,123,698	2,129,590	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$3,123,698	2,129,590

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$50,045
Mortality & expense charges			(28,200)
Net investment income (loss)			21,845

Gain (loss) on investments:
Net realized gain (loss)			64,722
Realized gain distributions			91,334
Net change in unrealized appreciation (depreciation)			288,269
Net gain (loss)			444,325

Increase (decrease) in net assets from operations			$466,170

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,845	$11,352
Net realized gain (loss)		64,722	(8,522)
Realized gain distributions		91,334	-
Net change in unrealized appreciation (depreciation)		288,269	41,434

Increase (decrease) in net assets from operations		466,170	44,264

Contract owner transactions:
Proceeds from units sold		2,275,380	1,092,872
Cost of units redeemed		(770,080)	(531,460)
Account charges		(1,213)	(716)
Increase (decrease)		1,504,087	560,696
Net increase (decrease)		1,970,257	604,960
Net assets, beginning		1,153,441	548,481
Net assets, ending		$3,123,698	$1,153,441

Units sold		1,743,576	979,242
Units redeemed		(587,313)	(486,291)
Net increase (decrease)		1,156,263	492,951
Units outstanding, beginning		973,327	480,376
Units outstanding, ending		2,129,590	973,327

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,931,548
Cost of units redeemed/account charges			(1,343,667)
Net investment income (loss)			36,712
Net realized gain (loss)			57,886
Realized gain distributions			104,610
Net change in unrealized appreciation (depreciation)			336,609
Net assets			$3,123,698

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	2,130	$3,124	1.25%	23.8%	12/31/2021	$1.48	0	$0	1.00%	24.1%	12/31/2021	$1.49	0	$0	0.75%	24.4%
12/31/2020	1.19	973	1,153	1.25%	3.8%	12/31/2020	1.19	0	0	1.00%	4.0%	12/31/2020	1.20	0	0	0.75%	4.3%
12/31/2019	1.14	480	548	1.25%	20.6%	12/31/2019	1.15	0	0	1.00%	20.9%	12/31/2019	1.15	0	0	0.75%	21.2%
12/31/2018	0.95	0	0	1.25%	-5.3%	12/31/2018	0.95	0	0	1.00%	-5.3%	12/31/2018	0.95	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	24.7%	12/31/2021	$1.51	0	$0	0.25%	25.0%	12/31/2021	$1.53	0	$0	0.00%	25.3%
12/31/2020	1.20	0	0	0.50%	4.6%	12/31/2020	1.21	0	0	0.25%	4.8%	12/31/2020	1.22	0	0	0.00%	5.1%
12/31/2019	1.15	0	0	0.50%	21.5%	12/31/2019	1.16	0	0	0.25%	21.8%	12/31/2019	1.16	0	0	0.00%	22.1%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.1%	12/31/2018	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	2.7%
2019	1.8%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital Income Builder R4 Class - 06-3MM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3	$3	-
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$4

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4	3	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$4	3

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		4	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		4	-
Net increase (decrease)		4	-
Net assets, beginning		-	-
Net assets, ending		$4	$-

Units sold		3	-
Units redeemed		-	-
Net increase (decrease)		3	-
Units outstanding, beginning		-	-
Units outstanding, ending		3	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$4

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	1.25%	13.6%	12/31/2021	$1.31	0	$0	1.00%	13.8%	12/31/2021	$1.32	0	$0	0.75%	14.1%
12/31/2020	1.15	0	0	1.25%	2.0%	12/31/2020	1.15	0	0	1.00%	2.2%	12/31/2020	1.16	0	0	0.75%	2.5%
12/31/2019	1.13	0	0	1.25%	15.9%	12/31/2019	1.13	0	0	1.00%	16.2%	12/31/2019	1.13	0	0	0.75%	16.5%
12/31/2018	0.97	0	0	1.25%	-2.9%	12/31/2018	0.97	0	0	1.00%	-2.9%	12/31/2018	0.97	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	14.4%	12/31/2021	$1.35	0	$0	0.25%	14.7%	12/31/2021	$1.36	0	$0	0.00%	15.0%
12/31/2020	1.17	0	0	0.50%	2.7%	12/31/2020	1.17	0	0	0.25%	3.0%	12/31/2020	1.18	0	0	0.00%	3.3%
12/31/2019	1.14	0	0	0.50%	16.7%	12/31/2019	1.14	0	0	0.25%	17.0%	12/31/2019	1.14	0	0	0.00%	17.3%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.7%	12/31/2018	0.97	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital Income Builder R6 Class - 06-3M6

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$129,641	$116,779	1,849
Receivables: investments sold	75
Payables: investments purchased	-
Net assets	$129,716

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$129,716	98,454	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$129,716	98,454

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,329
Mortality & expense charges			(1,494)
Net investment income (loss)			2,835

Gain (loss) on investments:
Net realized gain (loss)			103
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,472
Net gain (loss)			12,575

Increase (decrease) in net assets from operations			$15,410

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,835	$2,620
Net realized gain (loss)		103	(68)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,472	(76)

Increase (decrease) in net assets from operations		15,410	2,476

Contract owner transactions:
Proceeds from units sold		7,370	68,598
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		7,370	68,598
Net increase (decrease)		22,780	71,074
Net assets, beginning		106,936	35,862
Net assets, ending		$129,716	$106,936

Units sold		5,962	60,755
Units redeemed		-	-
Net increase (decrease)		5,962	60,755
Units outstanding, beginning		92,492	31,737
Units outstanding, ending		98,454	92,492

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$110,740
Cost of units redeemed/account charges			-
Net investment income (loss)			5,748
Net realized gain (loss)			35
Realized gain distributions			331
Net change in unrealized appreciation (depreciation)			12,862
Net assets			$129,716

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	98	$130	1.25%	14.0%	12/31/2021	$1.33	0	$0	1.00%	14.2%	12/31/2021	$1.34	0	$0	0.75%	14.5%
12/31/2020	1.16	92	107	1.25%	2.3%	12/31/2020	1.16	0	0	1.00%	2.6%	12/31/2020	1.17	0	0	0.75%	2.8%
12/31/2019	1.13	32	36	1.25%	16.3%	12/31/2019	1.13	0	0	1.00%	16.6%	12/31/2019	1.14	0	0	0.75%	16.9%
12/31/2018	0.97	0	0	1.25%	-2.8%	12/31/2018	0.97	0	0	1.00%	-2.8%	12/31/2018	0.97	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	0.50%	14.8%	12/31/2021	$1.36	0	$0	0.25%	15.1%	12/31/2021	$1.37	0	$0	0.00%	15.4%
12/31/2020	1.18	0	0	0.50%	3.1%	12/31/2020	1.18	0	0	0.25%	3.3%	12/31/2020	1.19	0	0	0.00%	3.6%
12/31/2019	1.14	0	0	0.50%	17.2%	12/31/2019	1.14	0	0	0.25%	17.5%	12/31/2019	1.15	0	0	0.00%	17.8%
12/31/2018	0.97	0	0	0.50%	-2.7%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.7%
2020	5.3%
2019	2.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Global Balanced Fund R6 Class - 06-3M9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$509	$460	13
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$509

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$509	381	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$509	381

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$12
Mortality & expense charges			(6)
Net investment income (loss)			6

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			20
Net change in unrealized appreciation (depreciation)			12
Net gain (loss)			32

Increase (decrease) in net assets from operations			$38

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6	$3
Net realized gain (loss)		-	-
Realized gain distributions		20	-
Net change in unrealized appreciation (depreciation)		12	37

Increase (decrease) in net assets from operations		38	40

Contract owner transactions:
Proceeds from units sold		-	434
Cost of units redeemed		-	-
Account charges		(1)	(2)
Increase (decrease)		(1)	432
Net increase (decrease)		37	472
Net assets, beginning		472	-
Net assets, ending		$509	$472

Units sold		(1)	384
Units redeemed		-	(2)
Net increase (decrease)		(1)	382
Units outstanding, beginning		382	-
Units outstanding, ending		381	382

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$434
Cost of units redeemed/account charges			(3)
Net investment income (loss)			9
Net realized gain (loss)			-
Realized gain distributions			20
Net change in unrealized appreciation (depreciation)			49
Net assets			$509

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$1	1.25%	8.1%	12/31/2021	$1.35	0	$0	1.00%	8.4%	12/31/2021	$1.36	0	$0	0.75%	8.7%
12/31/2020	1.24	0	0	1.25%	9.5%	12/31/2020	1.24	0	0	1.00%	9.8%	12/31/2020	1.25	0	0	0.75%	10.0%
12/31/2019	1.13	0	0	1.25%	16.2%	12/31/2019	1.13	0	0	1.00%	16.5%	12/31/2019	1.14	0	0	0.75%	16.8%
12/31/2018	0.97	0	0	1.25%	-2.8%	12/31/2018	0.97	0	0	1.00%	-2.7%	12/31/2018	0.97	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	0.50%	9.0%	12/31/2021	$1.38	0	$0	0.25%	9.2%	12/31/2021	$1.39	0	$0	0.00%	9.5%
12/31/2020	1.26	0	0	0.50%	10.3%	12/31/2020	1.26	0	0	0.25%	10.6%	12/31/2020	1.27	0	0	0.00%	10.9%
12/31/2019	1.14	0	0	0.50%	17.0%	12/31/2019	1.14	0	0	0.25%	17.3%	12/31/2019	1.15	0	0	0.00%	17.6%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	1.7%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Inflation Linked Bond Fund R6 Class - 06-3G9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$393,004	$392,043	36,197
Receivables: investments sold	5,170
Payables: investments purchased	-
Net assets	$398,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$398,174	322,962	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$398,174	322,962

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,565
Mortality & expense charges			(4,738)
Net investment income (loss)			8,827

Gain (loss) on investments:
Net realized gain (loss)			1,110
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,774
Net gain (loss)			2,884

Increase (decrease) in net assets from operations			$11,711

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,827	$5,477
Net realized gain (loss)		1,110	337
Realized gain distributions		-	5,355
Net change in unrealized appreciation (depreciation)		1,774	(813)

Increase (decrease) in net assets from operations		11,711	10,356

Contract owner transactions:
Proceeds from units sold		110,468	588,328
Cost of units redeemed		(47,372)	(274,292)
Account charges		(856)	(494)
Increase (decrease)		62,240	313,542
Net increase (decrease)		73,951	323,898
Net assets, beginning		324,223	325
Net assets, ending		$398,174	$324,223

Units sold		91,959	507,305
Units redeemed		(39,564)	(237,046)
Net increase (decrease)		52,395	270,259
Units outstanding, beginning		270,567	308
Units outstanding, ending		322,962	270,567

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$699,118
Cost of units redeemed/account charges			(323,014)
Net investment income (loss)			14,307
Net realized gain (loss)			1,447
Realized gain distributions			5,355
Net change in unrealized appreciation (depreciation)			961
Net assets			$398,174

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	323	$398	1.25%	2.9%	12/31/2021	$1.24	0	$0	1.00%	3.1%	12/31/2021	$1.25	0	$0	0.75%	3.4%
12/31/2020	1.20	271	324	1.25%	13.5%	12/31/2020	1.21	0	0	1.00%	13.8%	12/31/2020	1.21	0	0	0.75%	14.1%
12/31/2019	1.06	0	0	1.25%	5.7%	12/31/2019	1.06	0	0	1.00%	6.0%	12/31/2019	1.06	0	0	0.75%	6.3%
12/31/2018	1.00	0	0	1.25%	-0.2%	12/31/2018	1.00	0	0	1.00%	-0.1%	12/31/2018	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.27	0	$0	0.50%	3.7%	12/31/2021	$1.28	0	$0	0.25%	3.9%	12/31/2021	$1.29	0	$0	0.00%	4.2%
12/31/2020	1.22	0	0	0.50%	14.4%	12/31/2020	1.23	0	0	0.25%	14.7%	12/31/2020	1.24	0	0	0.00%	15.0%
12/31/2019	1.07	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.8%	12/31/2019	1.07	0	0	0.00%	7.1%
12/31/2018	1.00	0	0	0.50%	0.1%	12/31/2018	1.00	0	0	0.25%	0.3%	12/31/2018	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.8%
2020	4.4%
2019	1.8%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intl Growth and Income Fund R6 Class - 06-3M4

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,346	$2,433	59
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,346

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,346	1,695	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$2,346	1,695

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$59
Mortality & expense charges			(17)
Net investment income (loss)			42

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			97
Net change in unrealized appreciation (depreciation)			(87)
Net gain (loss)			10

Increase (decrease) in net assets from operations			$52

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$42	$-
Net realized gain (loss)		-	-
Realized gain distributions		97	-
Net change in unrealized appreciation (depreciation)		(87)	-

Increase (decrease) in net assets from operations		52	-

Contract owner transactions:
Proceeds from units sold		2,306	-
Cost of units redeemed		(12)	-
Account charges		-	-
Increase (decrease)		2,294	-
Net increase (decrease)		2,346	-
Net assets, beginning		-	-
Net assets, ending		$2,346	$-

Units sold		1,695	-
Units redeemed		-	-
Net increase (decrease)		1,695	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,695	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,306
Cost of units redeemed/account charges			(12)
Net investment income (loss)			42
Net realized gain (loss)			-
Realized gain distributions			97
Net change in unrealized appreciation (depreciation)			(87)
Net assets			$2,346

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	2	$2	1.25%	8.8%	12/31/2021	$1.40	0	$0	1.00%	9.0%	12/31/2021	$1.41	0	$0	0.75%	9.3%
12/31/2020	1.27	0	0	1.25%	6.9%	12/31/2020	1.28	0	0	1.00%	7.1%	12/31/2020	1.29	0	0	0.75%	7.4%
12/31/2019	1.19	0	0	1.25%	26.0%	12/31/2019	1.19	0	0	1.00%	26.3%	12/31/2019	1.20	0	0	0.75%	26.6%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	0.50%	9.6%	12/31/2021	$1.43	0	$0	0.25%	9.8%	12/31/2021	$1.44	0	$0	0.00%	10.1%
12/31/2020	1.29	0	0	0.50%	7.7%	12/31/2020	1.30	0	0	0.25%	7.9%	12/31/2020	1.31	0	0	0.00%	8.2%
12/31/2019	1.20	0	0	0.50%	26.9%	12/31/2019	1.21	0	0	0.25%	27.2%	12/31/2019	1.21	0	0	0.00%	27.5%
12/31/2018	0.95	0	0	0.50%	-5.3%	12/31/2018	0.95	0	0	0.25%	-5.2%	12/31/2018	0.95	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Investment Company of America R6 Class - 06-3GH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$263,384	$210,485	5,096
Receivables: investments sold	516
Payables: investments purchased	-
Net assets	$263,900

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$263,900	172,580	$1.53
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$263,900	172,580

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,628
Mortality & expense charges			(2,913)
Net investment income (loss)			715

Gain (loss) on investments:
Net realized gain (loss)			485
Realized gain distributions			14,272
Net change in unrealized appreciation (depreciation)			33,618
Net gain (loss)			48,375

Increase (decrease) in net assets from operations			$49,090

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$715	$769
Net realized gain (loss)		485	465
Realized gain distributions		14,272	2
Net change in unrealized appreciation (depreciation)		33,618	19,280

Increase (decrease) in net assets from operations		49,090	20,516

Contract owner transactions:
Proceeds from units sold		23,316	189,919
Cost of units redeemed		-	(19,031)
Account charges		(20)	(52)
Increase (decrease)		23,296	170,836
Net increase (decrease)		72,386	191,352
Net assets, beginning		191,514	162
Net assets, ending		$263,900	$191,514

Units sold		17,486	171,879
Units redeemed		(15)	(16,919)
Net increase (decrease)		17,471	154,960
Units outstanding, beginning		155,109	149
Units outstanding, ending		172,580	155,109

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$213,389
Cost of units redeemed/account charges			(19,103)
Net investment income (loss)			1,485
Net realized gain (loss)			950
Realized gain distributions			14,280
Net change in unrealized appreciation (depreciation)			52,899
Net assets			$263,900

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	173	$264	1.25%	23.8%	12/31/2021	$1.54	0	$0	1.00%	24.2%	12/31/2021	$1.56	0	$0	0.75%	24.5%
12/31/2020	1.23	155	192	1.25%	13.4%	12/31/2020	1.24	0	0	1.00%	13.7%	12/31/2020	1.25	0	0	0.75%	14.0%
12/31/2019	1.09	0	0	1.25%	23.4%	12/31/2019	1.09	0	0	1.00%	23.7%	12/31/2019	1.10	0	0	0.75%	24.0%
12/31/2018	0.88	0	0	1.25%	-11.8%	12/31/2018	0.88	0	0	1.00%	-11.7%	12/31/2018	0.88	0	0	0.75%	-11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	0.50%	24.8%	12/31/2021	$1.58	0	$0	0.25%	25.1%	12/31/2021	$1.60	0	$0	0.00%	25.4%
12/31/2020	1.26	0	0	0.50%	14.3%	12/31/2020	1.27	0	0	0.25%	14.6%	12/31/2020	1.27	0	0	0.00%	14.9%
12/31/2019	1.10	0	0	0.50%	24.3%	12/31/2019	1.10	0	0	0.25%	24.6%	12/31/2019	1.11	0	0	0.00%	24.9%
12/31/2018	0.89	0	0	0.50%	-11.5%	12/31/2018	0.89	0	0	0.25%	-11.4%	12/31/2018	0.89	0	0	0.00%	-11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.7%
2019	1.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Bond Fund of America R6 Class - 06-39V

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,626,896	$26,750,527	2,018,159
Receivables: investments sold	396,265
Payables: investments purchased	-
Net assets	$27,023,161

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,023,161	22,908,575	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$27,023,161	22,908,575

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$164,897
Mortality & expense charges			(113,776)
Net investment income (loss)			51,121

Gain (loss) on investments:
Net realized gain (loss)			(13,061)
Realized gain distributions			112,778
Net change in unrealized appreciation (depreciation)			(155,420)
Net gain (loss)			(55,703)

Increase (decrease) in net assets from operations			$(4,582)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$51,121	$12,384
Net realized gain (loss)		(13,061)	9,330
Realized gain distributions		112,778	52,209
Net change in unrealized appreciation (depreciation)		(155,420)	44,043

Increase (decrease) in net assets from operations		(4,582)	117,966

Contract owner transactions:
Proceeds from units sold		30,101,953	648,803
Cost of units redeemed		(4,761,841)	(192,283)
Account charges		(25,288)	(3,242)
Increase (decrease)		25,314,824	453,278
Net increase (decrease)		25,310,242	571,244
Net assets, beginning		1,712,919	1,141,675
Net assets, ending		$27,023,161	$1,712,919

Units sold		25,637,420	553,232
Units redeemed		(4,154,289)	(170,475)
Net increase (decrease)		21,483,131	382,757
Units outstanding, beginning		1,425,444	1,042,687
Units outstanding, ending		22,908,575	1,425,444

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,905,481
Cost of units redeemed/account charges			(5,001,566)
Net investment income (loss)			66,336
Net realized gain (loss)			(3,523)
Realized gain distributions			180,064
Net change in unrealized appreciation (depreciation)			(123,631)
Net assets			$27,023,161

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	22,909	$27,023	1.25%	-1.8%	12/31/2021	$1.19	0	$0	1.00%	-1.6%	12/31/2021	$1.20	0	$0	0.75%	-1.3%
12/31/2020	1.20	1,425	1,713	1.25%	9.7%	12/31/2020	1.21	0	0	1.00%	10.0%	12/31/2020	1.22	0	0	0.75%	10.3%
12/31/2019	1.09	1,043	1,142	1.25%	7.1%	12/31/2019	1.10	0	0	1.00%	7.3%	12/31/2019	1.10	0	0	0.75%	7.6%
12/31/2018	1.02	0	0	1.25%	2.3%	12/31/2018	1.02	0	0	1.00%	2.4%	12/31/2018	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	0.50%	-1.1%	12/31/2021	$1.22	0	$0	0.25%	-0.9%	12/31/2021	$1.23	0	$0	0.00%	-0.6%
12/31/2020	1.23	0	0	0.50%	10.6%	12/31/2020	1.23	0	0	0.25%	10.9%	12/31/2020	1.24	0	0	0.00%	11.1%
12/31/2019	1.11	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.1%	12/31/2019	1.12	0	0	0.00%	8.4%
12/31/2018	1.03	0	0	0.50%	2.7%	12/31/2018	1.03	0	0	0.25%	2.9%	12/31/2018	1.03	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	2.0%
2019	1.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Income Fund of America R4 Class - 06-3MN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$173,654	$155,810	6,731
Receivables: investments sold	30
Payables: investments purchased	-
Net assets	$173,684

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$173,684	128,074	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$173,684	128,074

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,511
Mortality & expense charges			(1,981)
Net investment income (loss)			2,530

Gain (loss) on investments:
Net realized gain (loss)			1,667
Realized gain distributions			6,259
Net change in unrealized appreciation (depreciation)			12,593
Net gain (loss)			20,519

Increase (decrease) in net assets from operations			$23,049

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,530	$1,945
Net realized gain (loss)		1,667	(1)
Realized gain distributions		6,259	-
Net change in unrealized appreciation (depreciation)		12,593	5,251

Increase (decrease) in net assets from operations		23,049	7,195

Contract owner transactions:
Proceeds from units sold		21,960	137,943
Cost of units redeemed		(15,931)	(441)
Account charges		(42)	(49)
Increase (decrease)		5,987	137,453
Net increase (decrease)		29,036	144,648
Net assets, beginning		144,648	-
Net assets, ending		$173,684	$144,648

Units sold		34,377	124,076
Units redeemed		(29,929)	(450)
Net increase (decrease)		4,448	123,626
Units outstanding, beginning		123,626	-
Units outstanding, ending		128,074	123,626

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$159,903
Cost of units redeemed/account charges			(16,463)
Net investment income (loss)			4,475
Net realized gain (loss)			1,666
Realized gain distributions			6,259
Net change in unrealized appreciation (depreciation)			17,844
Net assets			$173,684

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	128	$174	1.25%	15.9%	12/31/2021	$1.37	0	$0	1.00%	16.2%	12/31/2021	$1.38	0	$0	0.75%	16.5%
12/31/2020	1.17	124	145	1.25%	3.6%	12/31/2020	1.18	0	0	1.00%	3.8%	12/31/2020	1.18	0	0	0.75%	4.1%
12/31/2019	1.13	0	0	1.25%	17.4%	12/31/2019	1.13	0	0	1.00%	17.7%	12/31/2019	1.14	0	0	0.75%	18.0%
12/31/2018	0.96	0	0	1.25%	-3.8%	12/31/2018	0.96	0	0	1.00%	-3.8%	12/31/2018	0.96	0	0	0.75%	-3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	0.50%	16.8%	12/31/2021	$1.40	0	$0	0.25%	17.1%	12/31/2021	$1.41	0	$0	0.00%	17.4%
12/31/2020	1.19	0	0	0.50%	4.4%	12/31/2020	1.20	0	0	0.25%	4.6%	12/31/2020	1.20	0	0	0.00%	4.9%
12/31/2019	1.14	0	0	0.50%	18.3%	12/31/2019	1.14	0	0	0.25%	18.6%	12/31/2019	1.15	0	0	0.00%	18.9%
12/31/2018	0.96	0	0	0.50%	-3.7%	12/31/2018	0.96	0	0	0.25%	-3.6%	12/31/2018	0.96	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.8%
2020	3.5%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Income Fund of America R6 Class - 06-3M7

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,670	$51,381	2,197
Receivables: investments sold	157
Payables: investments purchased	-
Net assets	$56,827

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,827	41,438	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$56,827	41,438

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,621
Mortality & expense charges			(613)
Net investment income (loss)			1,008

Gain (loss) on investments:
Net realized gain (loss)			64
Realized gain distributions			2,048
Net change in unrealized appreciation (depreciation)			3,996
Net gain (loss)			6,108

Increase (decrease) in net assets from operations			$7,116

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,008	$501
Net realized gain (loss)		64	(12)
Realized gain distributions		2,048	-
Net change in unrealized appreciation (depreciation)		3,996	1,343

Increase (decrease) in net assets from operations		7,116	1,832

Contract owner transactions:
Proceeds from units sold		22,007	11,561
Cost of units redeemed		(15)	-
Account charges		(108)	(13)
Increase (decrease)		21,884	11,548
Net increase (decrease)		29,000	13,380
Net assets, beginning		27,827	14,447
Net assets, ending		$56,827	$27,827

Units sold		17,940	10,865
Units redeemed		(94)	(11)
Net increase (decrease)		17,846	10,854
Units outstanding, beginning		23,592	12,738
Units outstanding, ending		41,438	23,592

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$47,621
Cost of units redeemed/account charges			(136)
Net investment income (loss)			1,651
Net realized gain (loss)			52
Realized gain distributions			2,350
Net change in unrealized appreciation (depreciation)			5,289
Net assets			$56,827

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	41	$57	1.25%	16.3%	12/31/2021	$1.38	0	$0	1.00%	16.6%	12/31/2021	$1.39	0	$0	0.75%	16.8%
12/31/2020	1.18	24	28	1.25%	4.0%	12/31/2020	1.19	0	0	1.00%	4.3%	12/31/2020	1.19	0	0	0.75%	4.5%
12/31/2019	1.13	13	14	1.25%	17.8%	12/31/2019	1.14	0	0	1.00%	18.1%	12/31/2019	1.14	0	0	0.75%	18.4%
12/31/2018	0.96	0	0	1.25%	-3.7%	12/31/2018	0.96	0	0	1.00%	-3.7%	12/31/2018	0.96	0	0	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	17.1%	12/31/2021	$1.42	0	$0	0.25%	17.4%	12/31/2021	$1.43	0	$0	0.00%	17.7%
12/31/2020	1.20	0	0	0.50%	4.8%	12/31/2020	1.21	0	0	0.25%	5.0%	12/31/2020	1.21	0	0	0.00%	5.3%
12/31/2019	1.14	0	0	0.50%	18.7%	12/31/2019	1.15	0	0	0.25%	19.0%	12/31/2019	1.15	0	0	0.00%	19.3%
12/31/2018	0.96	0	0	0.50%	-3.6%	12/31/2018	0.96	0	0	0.25%	-3.5%	12/31/2018	0.97	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.8%
2020	3.4%
2019	2.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The New Economy Fund R6 Class - 06-3KY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$226,780	$190,992	3,648
Receivables: investments sold	127
Payables: investments purchased	-
Net assets	$226,907

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$226,907	133,044	$1.71
Band 100	-	-	1.72
Band 75	-	-	1.73
Band 50	-	-	1.75
Band 25	-	-	1.76
Band 0	-	-	1.78
Total	$226,907	133,044

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,579)
Net investment income (loss)			(2,579)

Gain (loss) on investments:
Net realized gain (loss)			4,462
Realized gain distributions			15,826
Net change in unrealized appreciation (depreciation)			1,611
Net gain (loss)			21,899

Increase (decrease) in net assets from operations			$19,320

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,579)	$(924)
Net realized gain (loss)		4,462	44
Realized gain distributions		15,826	4,415
Net change in unrealized appreciation (depreciation)		1,611	36,066

Increase (decrease) in net assets from operations		19,320	39,601

Contract owner transactions:
Proceeds from units sold		37,353	85,871
Cost of units redeemed		(15,941)	-
Account charges		(8)	(22)
Increase (decrease)		21,404	85,849
Net increase (decrease)		40,724	125,450
Net assets, beginning		186,183	60,733
Net assets, ending		$226,907	$186,183

Units sold		21,672	68,842
Units redeemed		(9,681)	(16)
Net increase (decrease)		11,991	68,826
Units outstanding, beginning		121,053	52,227
Units outstanding, ending		133,044	121,053

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$181,589
Cost of units redeemed/account charges			(15,971)
Net investment income (loss)			(3,197)
Net realized gain (loss)			4,506
Realized gain distributions			24,192
Net change in unrealized appreciation (depreciation)			35,788
Net assets			$226,907

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	133	$227	1.25%	10.9%	12/31/2021	$1.72	0	$0	1.00%	11.2%	12/31/2021	$1.73	0	$0	0.75%	11.4%
12/31/2020	1.54	121	186	1.25%	32.3%	12/31/2020	1.55	0	0	1.00%	32.6%	12/31/2020	1.56	0	0	0.75%	32.9%
12/31/2019	1.16	52	61	1.25%	25.3%	12/31/2019	1.17	0	0	1.00%	25.6%	12/31/2019	1.17	0	0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-7.2%	12/31/2018	0.93	0	0	1.00%	-7.1%	12/31/2018	0.93	0	0	0.75%	-7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	0	$0	0.50%	11.7%	12/31/2021	$1.76	0	$0	0.25%	12.0%	12/31/2021	$1.78	0	$0	0.00%	12.3%
12/31/2020	1.56	0	0	0.50%	33.3%	12/31/2020	1.57	0	0	0.25%	33.6%	12/31/2020	1.58	0	0	0.00%	33.9%
12/31/2019	1.17	0	0	0.50%	26.2%	12/31/2019	1.18	0	0	0.25%	26.5%	12/31/2019	1.18	0	0	0.00%	26.8%
12/31/2018	0.93	0	0	0.50%	-7.0%	12/31/2018	0.93	0	0	0.25%	-7.0%	12/31/2018	0.93	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.4%
2019	1.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds U.S. Government Securities Fund R6 Class - 06-3TK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$134,684	$134,779	9,539
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$134,698

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$134,698	120,864	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$134,698	120,864

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$172
Mortality & expense charges			(73)
Net investment income (loss)			99

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(95)
Net gain (loss)			(95)

Increase (decrease) in net assets from operations			$4

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$99	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(95)	-

Increase (decrease) in net assets from operations		4	-

Contract owner transactions:
Proceeds from units sold		134,725	-
Cost of units redeemed		(31)	-
Account charges		-	-
Increase (decrease)		134,694	-
Net increase (decrease)		134,698	-
Net assets, beginning		-	-
Net assets, ending		$134,698	$-

Units sold		120,892	-
Units redeemed		(28)	-
Net increase (decrease)		120,864	-
Units outstanding, beginning		-	-
Units outstanding, ending		120,864	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$134,725
Cost of units redeemed/account charges			(31)
Net investment income (loss)			99
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(95)
Net assets			$134,698

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	121	$135	1.25%	-1.7%	12/31/2021	$1.12	0	$0	1.00%	-1.5%	12/31/2021	$1.13	0	$0	0.75%	-1.2%
12/31/2020	1.13	0	0	1.25%	8.5%	12/31/2020	1.14	0	0	1.00%	8.8%	12/31/2020	1.14	0	0	0.75%	9.1%
12/31/2019	1.04	0	0	1.25%	4.5%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.05	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	0	$0	0.50%	-1.0%	12/31/2021	$1.15	0	$0	0.25%	-0.7%	12/31/2021	$1.16	0	$0	0.00%	-0.5%
12/31/2020	1.15	0	0	0.50%	9.4%	12/31/2020	1.16	0	0	0.25%	9.6%	12/31/2020	1.16	0	0	0.00%	9.9%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.4%	12/31/2019	1.06	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds AMCAP Fund R4 Class - 06-207

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,012,621	$2,772,853	88,983
Receivables: investments sold	-
Payables: investments purchased	(11,048)
Net assets	$4,001,573

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,001,573	1,010,330	$3.96
Band 100	-	-	4.11
Band 75	-	-	4.27
Band 50	-	-	4.44
Band 25	-	-	4.61
Band 0	-	-	4.79
Total	$4,001,573	1,010,330

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(52,358)
Net investment income (loss)			(52,358)

Gain (loss) on investments:
Net realized gain (loss)			345,897
Realized gain distributions			252,195
Net change in unrealized appreciation (depreciation)			278,224
Net gain (loss)			876,316

Increase (decrease) in net assets from operations			$823,958

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(52,358)	$(38,401)
Net realized gain (loss)		345,897	1,789,863
Realized gain distributions		252,195	149,183
Net change in unrealized appreciation (depreciation)		278,224	(946,540)

Increase (decrease) in net assets from operations		823,958	954,105

Contract owner transactions:
Proceeds from units sold		276,890	567,200
Cost of units redeemed		(1,151,038)	(10,151,548)
Account charges		(6,314)	(5,451)
Increase (decrease)		(880,462)	(9,589,799)
Net increase (decrease)		(56,504)	(8,635,694)
Net assets, beginning		4,058,077	12,693,771
Net assets, ending		$4,001,573	$4,058,077

Units sold		82,289	229,377
Units redeemed		(323,000)	(3,159,561)
Net increase (decrease)		(240,711)	(2,930,184)
Units outstanding, beginning		1,251,041	4,181,225
Units outstanding, ending		1,010,330	1,251,041

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$41,562,124
Cost of units redeemed/account charges			(51,563,686)
Net investment income (loss)			(777,037)
Net realized gain (loss)			6,741,391
Realized gain distributions			6,799,013
Net change in unrealized appreciation (depreciation)			1,239,768
Net assets			$4,001,573

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.96	1,010	$4,002	1.25%	22.1%	12/31/2021	$4.11	0	$0	1.00%	22.4%	12/31/2021	$4.27	0	$0	0.75%	22.7%
12/31/2020	3.24	1,251	4,058	1.25%	19.9%	12/31/2020	3.36	0	0	1.00%	20.2%	12/31/2020	3.48	0	0	0.75%	20.5%
12/31/2019	2.71	1,340	3,626	1.25%	24.7%	12/31/2019	2.80	0	0	1.00%	25.0%	12/31/2019	2.89	0	0	0.75%	25.3%
12/31/2018	2.17	2,942	6,385	1.25%	-3.2%	12/31/2018	2.24	0	0	1.00%	-2.9%	12/31/2018	2.31	0	0	0.75%	-2.7%
12/31/2017	2.24	7,172	16,072	1.25%	20.5%	12/31/2017	2.30	0	0	1.00%	20.8%	12/31/2017	2.37	0	0	0.75%	21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.44	0	$0	0.50%	23.0%	12/31/2021	$4.61	0	$0	0.25%	23.3%	12/31/2021	$4.79	0	$0	0.00%	23.6%
12/31/2020	3.61	0	0	0.50%	20.8%	12/31/2020	3.74	0	0	0.25%	21.1%	12/31/2020	3.87	0	0	0.00%	21.4%
12/31/2019	2.99	0	0	0.50%	25.7%	12/31/2019	3.09	0	0	0.25%	26.0%	12/31/2019	3.19	2,841	9,068	0.00%	26.3%
12/31/2018	2.38	0	0	0.50%	-2.4%	12/31/2018	2.45	0	0	0.25%	-2.2%	12/31/2018	2.53	3,274	8,273	0.00%	-1.9%
12/31/2017	2.44	0	0	0.50%	21.4%	12/31/2017	2.51	0	0	0.25%	21.7%	12/31/2017	2.58	3,579	9,223	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.1%
2019	0.4%
2018	0.4%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds AMCAP Fund R3 Class - 06-182

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,256,496	$1,642,358	51,889
Receivables: investments sold	-
Payables: investments purchased	(332)
Net assets	$2,256,164

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,679,757	426,364	$3.94
Band 100	576,407	140,567	4.10
Band 75	-	-	4.27
Band 50	-	-	4.44
Band 25	-	-	4.62
Band 0	-	-	4.81
Total	$2,256,164	566,931

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(31,150)
Net investment income (loss)			(31,150)

Gain (loss) on investments:
Net realized gain (loss)			342,438
Realized gain distributions			157,271
Net change in unrealized appreciation (depreciation)			56,935
Net gain (loss)			556,644

Increase (decrease) in net assets from operations			$525,494

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(31,150)	$(32,047)
Net realized gain (loss)		342,438	162,387
Realized gain distributions		157,271	105,477
Net change in unrealized appreciation (depreciation)		56,935	188,605

Increase (decrease) in net assets from operations		525,494	424,422

Contract owner transactions:
Proceeds from units sold		313,059	218,869
Cost of units redeemed		(1,095,073)	(1,337,742)
Account charges		(1,111)	(865)
Increase (decrease)		(783,125)	(1,119,738)
Net increase (decrease)		(257,631)	(695,316)
Net assets, beginning		2,513,795	3,209,111
Net assets, ending		$2,256,164	$2,513,795

Units sold		86,130	81,299
Units redeemed		(290,099)	(488,816)
Net increase (decrease)		(203,969)	(407,517)
Units outstanding, beginning		770,900	1,178,417
Units outstanding, ending		566,931	770,900

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,521,419
Cost of units redeemed/account charges			(13,068,241)
Net investment income (loss)			(293,838)
Net realized gain (loss)			1,522,053
Realized gain distributions			1,960,633
Net change in unrealized appreciation (depreciation)			614,138
Net assets			$2,256,164

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.94	426	$1,680	1.25%	21.7%	12/31/2021	$4.10	141	$576	1.00%	22.0%	12/31/2021	$4.27	0	$0	0.75%	22.3%
12/31/2020	3.24	620	2,008	1.25%	19.5%	12/31/2020	3.36	150	505	1.00%	19.8%	12/31/2020	3.49	0	0	0.75%	20.1%
12/31/2019	2.71	994	2,693	1.25%	24.3%	12/31/2019	2.80	184	516	1.00%	24.6%	12/31/2019	2.90	0	0	0.75%	25.0%
12/31/2018	2.18	1,588	3,458	1.25%	-3.4%	12/31/2018	2.25	234	526	1.00%	-3.2%	12/31/2018	2.32	0	0	0.75%	-2.9%
12/31/2017	2.26	1,459	3,291	1.25%	20.1%	12/31/2017	2.32	306	711	1.00%	20.4%	12/31/2017	2.40	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.44	0	$0	0.50%	22.6%	12/31/2021	$4.62	0	$0	0.25%	22.9%	12/31/2021	$4.81	0	$0	0.00%	23.3%
12/31/2020	3.62	0	0	0.50%	20.4%	12/31/2020	3.76	0	0	0.25%	20.7%	12/31/2020	3.90	0	0	0.00%	21.0%
12/31/2019	3.01	0	0	0.50%	25.3%	12/31/2019	3.11	0	0	0.25%	25.6%	12/31/2019	3.23	0	0	0.00%	25.9%
12/31/2018	2.40	0	0	0.50%	-2.7%	12/31/2018	2.48	0	0	0.25%	-2.5%	12/31/2018	2.56	0	0	0.00%	-2.2%
12/31/2017	2.47	0	0	0.50%	21.0%	12/31/2017	2.54	0	0	0.25%	21.3%	12/31/2017	2.62	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.2%
2018	0.3%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR Small Cap Multi-Style Fund N Class - 06-CCF (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.73
Band 100	-	-	1.76
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.73	0	$0	1.25%	24.6%	12/31/2021	$1.76	0	$0	1.00%	24.9%	12/31/2021	$1.79	0	$0	0.75%	25.2%
12/31/2020	1.39	0	0	1.25%	16.3%	12/31/2020	1.41	0	0	1.00%	16.6%	12/31/2020	1.43	0	0	0.75%	16.9%
12/31/2019	1.20	0	0	1.25%	18.6%	12/31/2019	1.21	0	0	1.00%	18.9%	12/31/2019	1.22	0	0	0.75%	19.2%
12/31/2018	1.01	0	0	1.25%	-15.3%	12/31/2018	1.02	0	0	1.00%	-15.1%	12/31/2018	1.03	0	0	0.75%	-14.9%
12/31/2017	1.19	0	0	1.25%	7.7%	12/31/2017	1.20	0	0	1.00%	8.0%	12/31/2017	1.21	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	0	$0	0.50%	25.5%	12/31/2021	$1.85	0	$0	0.25%	25.9%	12/31/2021	$1.88	0	$0	0.00%	26.2%
12/31/2020	1.45	0	0	0.50%	17.2%	12/31/2020	1.47	0	0	0.25%	17.5%	12/31/2020	1.49	0	0	0.00%	17.8%
12/31/2019	1.24	0	0	0.50%	19.5%	12/31/2019	1.25	0	0	0.25%	19.8%	12/31/2019	1.27	0	0	0.00%	20.1%
12/31/2018	1.04	0	0	0.50%	-14.7%	12/31/2018	1.05	0	0	0.25%	-14.5%	12/31/2018	1.06	0	0	0.00%	-14.2%
12/31/2017	1.21	0	0	0.50%	8.5%	12/31/2017	1.22	0	0	0.25%	8.8%	12/31/2017	1.23	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR TM Emerging Multi-Style N Class - 06-4TF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.90
Band 100	-	-	0.90
Band 75	-	-	0.90
Band 50	-	-	0.90
Band 25	-	-	0.90
Band 0	-	-	0.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(13)
Net investment income (loss)			(13)

Gain (loss) on investments:
Net realized gain (loss)			(75)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(75)

Increase (decrease) in net assets from operations			$(88)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13)	$-
Net realized gain (loss)		(75)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		(88)	-

Contract owner transactions:
Proceeds from units sold		2,807	-
Cost of units redeemed		(2,719)	-
Account charges		-	-
Increase (decrease)		88	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		4,244	-
Units redeemed		(4,244)	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,807
Cost of units redeemed/account charges			(2,719)
Net investment income (loss)			(13)
Net realized gain (loss)			(75)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.90	0	$0	1.25%	-10.4%	12/31/2021	$0.90	0	$0	1.00%	-10.2%	12/31/2021	$0.90	0	$0	0.75%	-10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.90	0	$0	0.50%	-9.8%	12/31/2021	$0.90	0	$0	0.25%	-9.7%	12/31/2021	$0.91	0	$0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR International Multi-Style Fund N Class - 06-BBB (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	1.25%	10.6%	12/31/2021	$1.23	0	$0	1.00%	10.9%	12/31/2021	$1.25	0	$0	0.75%	11.1%
12/31/2020	1.09	0	0	1.25%	4.4%	12/31/2020	1.11	0	0	1.00%	4.7%	12/31/2020	1.12	0	0	0.75%	4.9%
12/31/2019	1.05	0	0	1.25%	18.7%	12/31/2019	1.06	0	0	1.00%	19.0%	12/31/2019	1.07	0	0	0.75%	19.3%
12/31/2018	0.88	0	0	1.25%	-16.0%	12/31/2018	0.89	0	0	1.00%	-15.8%	12/31/2018	0.90	0	0	0.75%	-15.6%
12/31/2017	1.05	0	0	1.25%	23.1%	12/31/2017	1.06	0	0	1.00%	23.4%	12/31/2017	1.06	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.27	0	$0	0.50%	11.4%	12/31/2021	$1.29	0	$0	0.25%	11.7%	12/31/2021	$1.31	0	$0	0.00%	12.0%
12/31/2020	1.14	0	0	0.50%	5.2%	12/31/2020	1.16	0	0	0.25%	5.5%	12/31/2020	1.17	0	0	0.00%	5.7%
12/31/2019	1.08	0	0	0.50%	19.6%	12/31/2019	1.10	0	0	0.25%	19.9%	12/31/2019	1.11	0	0	0.00%	20.2%
12/31/2018	0.91	0	0	0.50%	-15.4%	12/31/2018	0.91	0	0	0.25%	-15.2%	12/31/2018	0.92	0	0	0.00%	-15.0%
12/31/2017	1.07	0	0	0.50%	24.0%	12/31/2017	1.08	0	0	0.25%	24.3%	12/31/2017	1.08	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR Large Cap Multi-Style Fund N Class - 06-CCC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,998	$35,439	2,147
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$43,997

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,997	23,403	$1.88
Band 100	-	-	1.91
Band 75	-	-	1.94
Band 50	-	-	1.98
Band 25	-	-	2.01
Band 0	-	-	2.04
Total	$43,997	23,403

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$358
Mortality & expense charges			(532)
Net investment income (loss)			(174)

Gain (loss) on investments:
Net realized gain (loss)			2,254
Realized gain distributions			4,324
Net change in unrealized appreciation (depreciation)			3,249
Net gain (loss)			9,827

Increase (decrease) in net assets from operations			$9,653

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(174)	$(50)
Net realized gain (loss)		2,254	1,133
Realized gain distributions		4,324	3,129
Net change in unrealized appreciation (depreciation)		3,249	794

Increase (decrease) in net assets from operations		9,653	5,006

Contract owner transactions:
Proceeds from units sold		2,539	5,949
Cost of units redeemed		(8,270)	(3,770)
Account charges		-	-
Increase (decrease)		(5,731)	2,179
Net increase (decrease)		3,922	7,185
Net assets, beginning		40,075	32,890
Net assets, ending		$43,997	$40,075

Units sold		1,534	4,717
Units redeemed		(4,811)	(2,820)
Net increase (decrease)		(3,277)	1,897
Units outstanding, beginning		26,680	24,783
Units outstanding, ending		23,403	26,680

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$96,732
Cost of units redeemed/account charges			(89,662)
Net investment income (loss)			(1,019)
Net realized gain (loss)			18,114
Realized gain distributions			11,273
Net change in unrealized appreciation (depreciation)			8,559
Net assets			$43,997

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	23	$44	1.25%	25.2%	12/31/2021	$1.91	0	$0	1.00%	25.5%	12/31/2021	$1.94	0	$0	0.75%	25.8%
12/31/2020	1.50	27	40	1.25%	13.2%	12/31/2020	1.52	0	0	1.00%	13.5%	12/31/2020	1.54	0	0	0.75%	13.7%
12/31/2019	1.33	25	33	1.25%	22.5%	12/31/2019	1.34	0	0	1.00%	22.8%	12/31/2019	1.36	0	0	0.75%	23.1%
12/31/2018	1.08	23	25	1.25%	-12.2%	12/31/2018	1.09	0	0	1.00%	-12.0%	12/31/2018	1.10	0	0	0.75%	-11.8%
12/31/2017	1.23	81	99	1.25%	22.4%	12/31/2017	1.24	0	0	1.00%	22.7%	12/31/2017	1.25	0	0	0.75%	23.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.98	0	$0	0.50%	26.1%	12/31/2021	$2.01	0	$0	0.25%	26.4%	12/31/2021	$2.04	0	$0	0.00%	26.7%
12/31/2020	1.57	0	0	0.50%	14.0%	12/31/2020	1.59	0	0	0.25%	14.3%	12/31/2020	1.61	0	0	0.00%	14.6%
12/31/2019	1.37	0	0	0.50%	23.4%	12/31/2019	1.39	0	0	0.25%	23.8%	12/31/2019	1.41	0	0	0.00%	24.1%
12/31/2018	1.11	0	0	0.50%	-11.5%	12/31/2018	1.12	0	0	0.25%	-11.3%	12/31/2018	1.13	0	0	0.00%	-11.1%
12/31/2017	1.26	0	0	0.50%	23.3%	12/31/2017	1.27	0	0	0.25%	23.6%	12/31/2017	1.27	0	0	0.00%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	1.0%
2019	0.0%
2018	0.6%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ariel International Fund Investor Class - 06-CKV (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$159,076
Cost of units redeemed/account charges			(153,407)
Net investment income (loss)			250
Net realized gain (loss)			(6,240)
Realized gain distributions			321
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	1.25%	3.0%	12/31/2021	$1.25	0	$0	1.00%	3.2%	12/31/2021	$1.27	0	$0	0.75%	3.5%
12/31/2020	1.20	0	0	1.25%	5.5%	12/31/2020	1.21	0	0	1.00%	5.8%	12/31/2020	1.23	0	0	0.75%	6.1%
12/31/2019	1.13	0	0	1.25%	11.4%	12/31/2019	1.15	0	0	1.00%	11.7%	12/31/2019	1.16	0	0	0.75%	12.0%
12/31/2018	1.02	140	142	1.25%	-10.9%	12/31/2018	1.03	0	0	1.00%	-10.7%	12/31/2018	1.03	0	0	0.75%	-10.5%
12/31/2017	1.14	0	0	1.25%	14.9%	12/31/2017	1.15	0	0	1.00%	15.2%	12/31/2017	1.15	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	3.7%	12/31/2021	$1.30	0	$0	0.25%	4.0%	12/31/2021	$1.32	0	$0	0.00%	4.3%
12/31/2020	1.24	0	0	0.50%	6.3%	12/31/2020	1.25	0	0	0.25%	6.6%	12/31/2020	1.27	0	0	0.00%	6.9%
12/31/2019	1.17	0	0	0.50%	12.3%	12/31/2019	1.18	0	0	0.25%	12.6%	12/31/2019	1.19	0	0	0.00%	12.8%
12/31/2018	1.04	0	0	0.50%	-10.3%	12/31/2018	1.05	0	0	0.25%	-10.0%	12/31/2018	1.05	0	0	0.00%	-9.8%
12/31/2017	1.16	0	0	0.50%	15.8%	12/31/2017	1.16	0	0	0.25%	16.1%	12/31/2017	1.17	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	1.9%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ariel Appreciation Fund Investor Class - 06-335

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$167,232	$161,797	3,686
Receivables: investments sold	8,633
Payables: investments purchased	-
Net assets	$175,865

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$175,865	45,563	$3.86
Band 100	-	-	4.04
Band 75	-	-	4.23
Band 50	-	-	4.43
Band 25	-	-	4.63
Band 0	-	-	4.93
Total	$175,865	45,563

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$738
Mortality & expense charges			(1,937)
Net investment income (loss)			(1,199)

Gain (loss) on investments:
Net realized gain (loss)			(672)
Realized gain distributions			20,026
Net change in unrealized appreciation (depreciation)			14,004
Net gain (loss)			33,358

Increase (decrease) in net assets from operations			$32,159

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,199)	$(766)
Net realized gain (loss)		(672)	(5,941)
Realized gain distributions		20,026	12,239
Net change in unrealized appreciation (depreciation)		14,004	1,459

Increase (decrease) in net assets from operations		32,159	6,991

Contract owner transactions:
Proceeds from units sold		18,729	14,604
Cost of units redeemed		(18,799)	(26,596)
Account charges		(9)	(21)
Increase (decrease)		(79)	(12,013)
Net increase (decrease)		32,080	(5,022)
Net assets, beginning		143,785	148,807
Net assets, ending		$175,865	$143,785

Units sold		4,993	5,796
Units redeemed		(5,734)	(10,303)
Net increase (decrease)		(741)	(4,507)
Units outstanding, beginning		46,304	50,811
Units outstanding, ending		45,563	46,304

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,803,151
Cost of units redeemed/account charges			(7,683,802)
Net investment income (loss)			(125,124)
Net realized gain (loss)			10,900
Realized gain distributions			1,165,305
Net change in unrealized appreciation (depreciation)			5,435
Net assets			$175,865

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.86	46	$176	1.25%	24.3%	12/31/2021	$4.04	0	$0	1.00%	24.6%	12/31/2021	$4.23	0	$0	0.75%	24.9%
12/31/2020	3.11	46	144	1.25%	6.0%	12/31/2020	3.24	0	0	1.00%	6.3%	12/31/2020	3.39	0	0	0.75%	6.6%
12/31/2019	2.93	51	149	1.25%	23.0%	12/31/2019	3.05	0	0	1.00%	23.4%	12/31/2019	3.18	0	0	0.75%	23.7%
12/31/2018	2.38	46	110	1.25%	-15.1%	12/31/2018	2.47	0	0	1.00%	-14.9%	12/31/2018	2.57	0	0	0.75%	-14.6%
12/31/2017	2.80	248	694	1.25%	13.7%	12/31/2017	2.90	0	0	1.00%	14.0%	12/31/2017	3.01	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.43	0	$0	0.50%	25.2%	12/31/2021	$4.63	0	$0	0.25%	25.5%	12/31/2021	$4.93	0	$0	0.00%	25.9%
12/31/2020	3.53	0	0	0.50%	6.8%	12/31/2020	3.69	0	0	0.25%	7.1%	12/31/2020	3.92	0	0	0.00%	7.4%
12/31/2019	3.31	0	0	0.50%	24.0%	12/31/2019	3.45	0	0	0.25%	24.3%	12/31/2019	3.65	0	0	0.00%	24.6%
12/31/2018	2.67	0	0	0.50%	-14.4%	12/31/2018	2.77	0	0	0.25%	-14.2%	12/31/2018	2.93	0	0	0.00%	-14.0%
12/31/2017	3.12	0	0	0.50%	14.5%	12/31/2017	3.23	0	0	0.25%	14.8%	12/31/2017	3.40	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.6%
2019	1.1%
2018	0.3%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ariel Fund Investor Class - 06-330

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,298	$63,522	981
Receivables: investments sold	-
Payables: investments purchased	(311)
Net assets	$81,987

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,987	19,814	$4.14
Band 100	-	-	4.33
Band 75	-	-	4.53
Band 50	-	-	4.74
Band 25	-	-	4.97
Band 0	-	-	5.29
Total	$81,987	19,814

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$35
Mortality & expense charges			(939)
Net investment income (loss)			(904)

Gain (loss) on investments:
Net realized gain (loss)			153
Realized gain distributions			4,269
Net change in unrealized appreciation (depreciation)			13,367
Net gain (loss)			17,789

Increase (decrease) in net assets from operations			$16,885

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(904)	$(2,625)
Net realized gain (loss)		153	(46,492)
Realized gain distributions		4,269	16,934
Net change in unrealized appreciation (depreciation)		13,367	37,140

Increase (decrease) in net assets from operations		16,885	4,957

Contract owner transactions:
Proceeds from units sold		8,249	18,836
Cost of units redeemed		(368)	(407,012)
Account charges		(9)	(132)
Increase (decrease)		7,872	(388,308)
Net increase (decrease)		24,757	(383,351)
Net assets, beginning		57,230	440,581
Net assets, ending		$81,987	$57,230

Units sold		2,099	7,608
Units redeemed		(91)	(138,741)
Net increase (decrease)		2,008	(131,133)
Units outstanding, beginning		17,806	148,939
Units outstanding, ending		19,814	17,806

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,655,132
Cost of units redeemed/account charges			(6,569,013)
Net investment income (loss)			(138,643)
Net realized gain (loss)			288,323
Realized gain distributions			827,412
Net change in unrealized appreciation (depreciation)			18,776
Net assets			$81,987

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.14	20	$82	1.25%	28.7%	12/31/2021	$4.33	0	$0	1.00%	29.1%	12/31/2021	$4.53	0	$0	0.75%	29.4%
12/31/2020	3.21	18	57	1.25%	8.7%	12/31/2020	3.36	0	0	1.00%	8.9%	12/31/2020	3.50	0	0	0.75%	9.2%
12/31/2019	2.96	149	441	1.25%	23.1%	12/31/2019	3.08	0	0	1.00%	23.4%	12/31/2019	3.21	0	0	0.75%	23.7%
12/31/2018	2.40	146	350	1.25%	-14.8%	12/31/2018	2.50	0	0	1.00%	-14.5%	12/31/2018	2.59	0	0	0.75%	-14.3%
12/31/2017	2.82	82	230	1.25%	14.4%	12/31/2017	2.92	0	0	1.00%	14.7%	12/31/2017	3.03	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.74	0	$0	0.50%	29.7%	12/31/2021	$4.97	0	$0	0.25%	30.0%	12/31/2021	$5.29	0	$0	0.00%	30.4%
12/31/2020	3.66	0	0	0.50%	9.5%	12/31/2020	3.82	0	0	0.25%	9.7%	12/31/2020	4.05	0	0	0.00%	10.0%
12/31/2019	3.34	0	0	0.50%	24.0%	12/31/2019	3.48	0	0	0.25%	24.4%	12/31/2019	3.69	0	0	0.00%	24.7%
12/31/2018	2.69	0	0	0.50%	-14.1%	12/31/2018	2.80	0	0	0.25%	-13.9%	12/31/2018	2.96	0	0	0.00%	-13.7%
12/31/2017	3.14	0	0	0.50%	15.3%	12/31/2017	3.25	0	0	0.25%	15.6%	12/31/2017	3.42	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.4%
2019	0.9%
2018	1.3%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Auxier Focus Institutional Class - 06-4JY (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	1.25%	17.0%	12/31/2021	$1.47	0	$0	1.00%	17.3%	12/31/2021	$1.47	0	$0	0.75%	17.6%
12/31/2020	1.25	0	0	1.25%	24.9%	12/31/2020	1.25	0	0	1.00%	25.1%	12/31/2020	1.25	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	17.9%	12/31/2021	$1.49	0	$0	0.25%	18.2%	12/31/2021	$1.49	0	$0	0.00%	18.5%
12/31/2020	1.26	0	0	0.50%	25.6%	12/31/2020	1.26	0	0	0.25%	25.8%	12/31/2020	1.26	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Core Plus Bond Inst Class - 06-4RC (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /29 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	0	$0	1.25%	-2.2%	12/31/2021	$0.98	0	$0	1.00%	-2.0%	12/31/2021	$0.99	0	$0	0.75%	-1.8%
12/31/2020	1.00	0	0	1.25%	0.3%	12/31/2020	1.00	0	0	1.00%	0.3%	12/31/2020	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-1.5%	12/31/2021	$0.99	0	$0	0.25%	-1.3%	12/31/2021	$0.99	0	$0	0.00%	-1.0%
12/31/2020	1.00	0	0	0.50%	0.4%	12/31/2020	1.00	0	0	0.25%	0.4%	12/31/2020	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Aggregate Bond Inst Class - 06-4TP (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	1.25%	1.2%	12/31/2021	$1.01	0	$0	1.00%	1.4%	12/31/2021	$1.02	0	$0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.8%	12/31/2021	$1.02	0	$0	0.25%	2.0%	12/31/2021	$1.02	0	$0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Short-Term Bond Inst Class - 06-4XC (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-1.2%	12/31/2021	$0.99	0	$0	1.00%	-1.0%	12/31/2021	$0.99	0	$0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-0.8%	12/31/2021	$0.99	0	$0	0.25%	-0.6%	12/31/2021	$1.00	0	$0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Equity Dividend Fund Institutional Class - 06-587

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,026,911	$2,098,835	94,340
Receivables: investments sold	18,386
Payables: investments purchased	-
Net assets	$2,045,297

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,045,297	774,045	$2.64
Band 100	-	-	2.71
Band 75	-	-	2.77
Band 50	-	-	2.84
Band 25	-	-	2.91
Band 0	-	-	2.98
Total	$2,045,297	774,045

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$19,447
Mortality & expense charges			(12,924)
Net investment income (loss)			6,523

Gain (loss) on investments:
Net realized gain (loss)			5,818
Realized gain distributions			144,954
Net change in unrealized appreciation (depreciation)			(47,259)
Net gain (loss)			103,513

Increase (decrease) in net assets from operations			$110,036

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,523	$1,760
Net realized gain (loss)		5,818	(118,841)
Realized gain distributions		144,954	14,816
Net change in unrealized appreciation (depreciation)		(47,259)	38,004

Increase (decrease) in net assets from operations		110,036	(64,261)

Contract owner transactions:
Proceeds from units sold		1,901,172	37,362
Cost of units redeemed		(318,525)	(497,605)
Account charges		(1,149)	(880)
Increase (decrease)		1,581,498	(461,123)
Net increase (decrease)		1,691,534	(525,384)
Net assets, beginning		353,763	879,147
Net assets, ending		$2,045,297	$353,763

Units sold		736,245	19,223
Units redeemed		(121,332)	(265,974)
Net increase (decrease)		614,913	(246,751)
Units outstanding, beginning		159,132	405,883
Units outstanding, ending		774,045	159,132

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$21,736,819
Cost of units redeemed/account charges			(20,877,675)
Net investment income (loss)			109,139
Net realized gain (loss)			164,092
Realized gain distributions			984,846
Net change in unrealized appreciation (depreciation)			(71,924)
Net assets			$2,045,297

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.64	774	$2,045	1.25%	18.9%	12/31/2021	$2.71	0	$0	1.00%	19.2%	12/31/2021	$2.77	0	$0	0.75%	19.5%
12/31/2020	2.22	159	354	1.25%	2.6%	12/31/2020	2.27	0	0	1.00%	2.9%	12/31/2020	2.32	0	0	0.75%	3.1%
12/31/2019	2.17	406	879	1.25%	25.9%	12/31/2019	2.21	0	0	1.00%	26.3%	12/31/2019	2.25	0	0	0.75%	26.6%
12/31/2018	1.72	425	731	1.25%	-8.3%	12/31/2018	1.75	0	0	1.00%	-8.1%	12/31/2018	1.78	0	0	0.75%	-7.9%
12/31/2017	1.88	578	1,085	1.25%	15.3%	12/31/2017	1.90	0	0	1.00%	15.6%	12/31/2017	1.93	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.84	0	$0	0.50%	19.8%	12/31/2021	$2.91	0	$0	0.25%	20.1%	12/31/2021	$2.98	0	$0	0.00%	20.4%
12/31/2020	2.37	0	0	0.50%	3.4%	12/31/2020	2.42	0	0	0.25%	3.7%	12/31/2020	2.48	0	0	0.00%	3.9%
12/31/2019	2.29	0	0	0.50%	26.9%	12/31/2019	2.34	0	0	0.25%	27.2%	12/31/2019	2.38	0	0	0.00%	27.5%
12/31/2018	1.81	0	0	0.50%	-7.6%	12/31/2018	1.84	0	0	0.25%	-7.4%	12/31/2018	1.87	0	0	0.00%	-7.2%
12/31/2017	1.96	0	0	0.50%	16.2%	12/31/2017	1.98	0	0	0.25%	16.5%	12/31/2017	2.01	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.4%
2019	2.0%
2018	1.7%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Total Return Fund A Class - 06-093

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$134,499	$135,850	11,450
Receivables: investments sold	1,189
Payables: investments purchased	-
Net assets	$135,688

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$135,688	120,662	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$135,688	120,662

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,245
Mortality & expense charges			(1,670)
Net investment income (loss)			575

Gain (loss) on investments:
Net realized gain (loss)			(31)
Realized gain distributions			678
Net change in unrealized appreciation (depreciation)			(4,379)
Net gain (loss)			(3,732)

Increase (decrease) in net assets from operations			$(3,157)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$575	$1,080
Net realized gain (loss)		(31)	623
Realized gain distributions		678	5,004
Net change in unrealized appreciation (depreciation)		(4,379)	2,738

Increase (decrease) in net assets from operations		(3,157)	9,445

Contract owner transactions:
Proceeds from units sold		17,556	12,807
Cost of units redeemed		(17,731)	(15,881)
Account charges		(34)	(1)
Increase (decrease)		(209)	(3,075)
Net increase (decrease)		(3,366)	6,370
Net assets, beginning		139,054	132,684
Net assets, ending		$135,688	$139,054

Units sold		15,551	11,392
Units redeemed		(15,820)	(14,212)
Net increase (decrease)		(269)	(2,820)
Units outstanding, beginning		120,931	123,751
Units outstanding, ending		120,662	120,931

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,117,115
Cost of units redeemed/account charges			(2,076,932)
Net investment income (loss)			74,976
Net realized gain (loss)			12,746
Realized gain distributions			9,134
Net change in unrealized appreciation (depreciation)			(1,351)
Net assets			$135,688

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	121	$136	1.25%	-2.2%	12/31/2021	$1.14	0	$0	1.00%	-2.0%	12/31/2021	$1.16	0	$0	0.75%	-1.7%
12/31/2020	1.15	121	139	1.25%	7.2%	12/31/2020	1.17	0	0	1.00%	7.5%	12/31/2020	1.18	0	0	0.75%	7.8%
12/31/2019	1.07	124	133	1.25%	8.2%	12/31/2019	1.09	0	0	1.00%	8.5%	12/31/2019	1.10	0	0	0.75%	8.8%
12/31/2018	0.99	1,139	1,129	1.25%	-2.4%	12/31/2018	1.00	0	0	1.00%	-2.2%	12/31/2018	1.01	0	0	0.75%	-2.0%
12/31/2017	1.02	1,300	1,321	1.25%	2.5%	12/31/2017	1.02	0	0	1.00%	2.8%	12/31/2017	1.03	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	0	$0	0.50%	-1.5%	12/31/2021	$1.21	0	$0	0.25%	-1.2%	12/31/2021	$1.23	0	$0	0.00%	-1.0%
12/31/2020	1.20	0	0	0.50%	8.1%	12/31/2020	1.22	0	0	0.25%	8.3%	12/31/2020	1.24	0	0	0.00%	8.6%
12/31/2019	1.11	0	0	0.50%	9.0%	12/31/2019	1.13	0	0	0.25%	9.3%	12/31/2019	1.14	0	0	0.00%	9.6%
12/31/2018	1.02	0	0	0.50%	-1.7%	12/31/2018	1.03	0	0	0.25%	-1.5%	12/31/2018	1.04	0	0	0.00%	-1.2%
12/31/2017	1.04	0	0	0.50%	3.3%	12/31/2017	1.05	0	0	0.25%	3.6%	12/31/2017	1.05	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	2.0%
2019	5.1%
2018	3.1%
2017	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Total Return Fund R Class - 06-901

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$139,108	$140,594	11,771
Receivables: investments sold	387
Payables: investments purchased	-
Net assets	$139,495

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$139,495	126,321	$1.10
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$139,495	126,321

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,607
Mortality & expense charges			(2,316)
Net investment income (loss)			291

Gain (loss) on investments:
Net realized gain (loss)			243
Realized gain distributions			761
Net change in unrealized appreciation (depreciation)			(6,821)
Net gain (loss)			(5,817)

Increase (decrease) in net assets from operations			$(5,526)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$291	$1,002
Net realized gain (loss)		243	2,059
Realized gain distributions		761	8,104
Net change in unrealized appreciation (depreciation)		(6,821)	1,200

Increase (decrease) in net assets from operations		(5,526)	12,365

Contract owner transactions:
Proceeds from units sold		58,961	73,910
Cost of units redeemed		(135,992)	(59,567)
Account charges		(88)	(133)
Increase (decrease)		(77,119)	14,210
Net increase (decrease)		(82,645)	26,575
Net assets, beginning		222,140	195,565
Net assets, ending		$139,495	$222,140

Units sold		53,186	66,976
Units redeemed		(122,870)	(55,662)
Net increase (decrease)		(69,684)	11,314
Units outstanding, beginning		196,005	184,691
Units outstanding, ending		126,321	196,005

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$446,207
Cost of units redeemed/account charges			(320,513)
Net investment income (loss)			8,706
Net realized gain (loss)			(2,284)
Realized gain distributions			8,865
Net change in unrealized appreciation (depreciation)			(1,486)
Net assets			$139,495

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	126	$139	1.25%	-2.6%	12/31/2021	$1.12	0	$0	1.00%	-2.3%	12/31/2021	$1.14	0	$0	0.75%	-2.1%
12/31/2020	1.13	196	222	1.25%	7.0%	12/31/2020	1.15	0	0	1.00%	7.3%	12/31/2020	1.17	0	0	0.75%	7.6%
12/31/2019	1.06	185	196	1.25%	7.8%	12/31/2019	1.07	0	0	1.00%	8.1%	12/31/2019	1.09	0	0	0.75%	8.4%
12/31/2018	0.98	193	189	1.25%	-2.7%	12/31/2018	0.99	0	0	1.00%	-2.4%	12/31/2018	1.00	0	0	0.75%	-2.2%
12/31/2017	1.01	177	179	1.25%	2.4%	12/31/2017	1.02	0	0	1.00%	2.6%	12/31/2017	1.02	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	0.50%	-1.8%	12/31/2021	$1.18	0	$0	0.25%	-1.6%	12/31/2021	$1.20	0	$0	0.00%	-1.3%
12/31/2020	1.19	0	0	0.50%	7.8%	12/31/2020	1.20	0	0	0.25%	8.1%	12/31/2020	1.22	0	0	0.00%	8.4%
12/31/2019	1.10	0	0	0.50%	8.7%	12/31/2019	1.11	0	0	0.25%	8.9%	12/31/2019	1.13	0	0	0.00%	9.2%
12/31/2018	1.01	0	0	0.50%	-1.9%	12/31/2018	1.02	0	0	0.25%	-1.7%	12/31/2018	1.03	0	0	0.00%	-1.5%
12/31/2017	1.03	0	0	0.50%	3.1%	12/31/2017	1.04	0	0	0.25%	3.4%	12/31/2017	1.05	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.6%
2019	2.2%
2018	2.8%
2017	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$558,002	$558,727	6,986
Receivables: investments sold	435
Payables: investments purchased	-
Net assets	$558,437

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$558,437	271,322	$2.06
Band 100	-	-	2.09
Band 75	-	-	2.12
Band 50	-	-	2.15
Band 25	-	-	2.19
Band 0	-	-	2.22
Total	$558,437	271,322

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,747
Mortality & expense charges			(24,172)
Net investment income (loss)			(21,425)

Gain (loss) on investments:
Net realized gain (loss)			651,212
Realized gain distributions			97,906
Net change in unrealized appreciation (depreciation)			(483,134)
Net gain (loss)			265,984

Increase (decrease) in net assets from operations			$244,559

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,425)	$(24,439)
Net realized gain (loss)		651,212	66,303
Realized gain distributions		97,906	117,626
Net change in unrealized appreciation (depreciation)		(483,134)	281,430

Increase (decrease) in net assets from operations		244,559	440,920

Contract owner transactions:
Proceeds from units sold		575,838	940,678
Cost of units redeemed		(3,229,647)	(445,333)
Account charges		(3)	(316)
Increase (decrease)		(2,653,812)	495,029
Net increase (decrease)		(2,409,253)	935,949
Net assets, beginning		2,967,690	2,031,741
Net assets, ending		$558,437	$2,967,690

Units sold		299,649	653,814
Units redeemed		(1,624,329)	(350,322)
Net increase (decrease)		(1,324,680)	303,492
Units outstanding, beginning		1,596,002	1,292,510
Units outstanding, ending		271,322	1,596,002

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,980,242
Cost of units redeemed/account charges			(4,455,772)
Net investment income (loss)			(53,388)
Net realized gain (loss)			757,581
Realized gain distributions			330,499
Net change in unrealized appreciation (depreciation)			(725)
Net assets			$558,437

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.06	271	$558	1.25%	10.7%	12/31/2021	$2.09	0	$0	1.00%	11.0%	12/31/2021	$2.12	0	$0	0.75%	11.2%
12/31/2020	1.86	1,596	2,968	1.25%	18.3%	12/31/2020	1.88	0	0	1.00%	18.6%	12/31/2020	1.91	0	0	0.75%	18.9%
12/31/2019	1.57	1,293	2,032	1.25%	24.1%	12/31/2019	1.59	0	0	1.00%	24.4%	12/31/2019	1.60	0	0	0.75%	24.7%
12/31/2018	1.27	389	493	1.25%	6.9%	12/31/2018	1.28	0	0	1.00%	7.2%	12/31/2018	1.29	0	0	0.75%	7.5%
12/31/2017	1.18	204	242	1.25%	23.6%	12/31/2017	1.19	0	0	1.00%	23.9%	12/31/2017	1.20	0	0	0.75%	24.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.15	0	$0	0.50%	11.5%	12/31/2021	$2.19	0	$0	0.25%	11.8%	12/31/2021	$2.22	0	$0	0.00%	12.1%
12/31/2020	1.93	0	0	0.50%	19.2%	12/31/2020	1.96	0	0	0.25%	19.5%	12/31/2020	1.98	0	0	0.00%	19.8%
12/31/2019	1.62	0	0	0.50%	25.0%	12/31/2019	1.64	0	0	0.25%	25.3%	12/31/2019	1.65	0	0	0.00%	25.6%
12/31/2018	1.30	0	0	0.50%	7.7%	12/31/2018	1.31	0	0	0.25%	8.0%	12/31/2018	1.32	0	0	0.00%	8.3%
12/31/2017	1.20	0	0	0.50%	24.5%	12/31/2017	1.21	0	0	0.25%	24.8%	12/31/2017	1.22	0	0	0.00%	25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.2%
2019	0.8%
2018	0.5%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$212,002	$212,563	2,886
Receivables: investments sold	-
Payables: investments purchased	(454)
Net assets	$211,548

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$196,070	98,840	$1.98
Band 100	15,478	7,684	2.01
Band 75	-	-	2.05
Band 50	-	-	2.08
Band 25	-	-	2.11
Band 0	-	-	2.14
Total	$211,548	106,524

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,877)
Net investment income (loss)			(2,877)

Gain (loss) on investments:
Net realized gain (loss)			18,480
Realized gain distributions			22,196
Net change in unrealized appreciation (depreciation)			(13,684)
Net gain (loss)			26,992

Increase (decrease) in net assets from operations			$24,115

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,877)	$(1,577)
Net realized gain (loss)		18,480	7,166
Realized gain distributions		22,196	6,183
Net change in unrealized appreciation (depreciation)		(13,684)	7,454

Increase (decrease) in net assets from operations		24,115	19,226

Contract owner transactions:
Proceeds from units sold		453,104	189,197
Cost of units redeemed		(442,422)	(125,050)
Account charges		(10)	-
Increase (decrease)		10,672	64,147
Net increase (decrease)		34,787	83,373
Net assets, beginning		176,761	93,388
Net assets, ending		$211,548	$176,761

Units sold		242,931	118,186
Units redeemed		(234,327)	(81,075)
Net increase (decrease)		8,604	37,111
Units outstanding, beginning		97,920	60,809
Units outstanding, ending		106,524	97,920

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$792,642
Cost of units redeemed/account charges			(643,630)
Net investment income (loss)			(5,727)
Net realized gain (loss)			33,723
Realized gain distributions			35,101
Net change in unrealized appreciation (depreciation)			(561)
Net assets			$211,548

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.98	99	$196	1.25%	10.0%	12/31/2021	$2.01	8	$15	1.00%	10.3%	12/31/2021	$2.05	0	$0	0.75%	10.6%
12/31/2020	1.80	90	162	1.25%	17.6%	12/31/2020	1.83	8	15	1.00%	17.9%	12/31/2020	1.85	0	0	0.75%	18.2%
12/31/2019	1.53	52	80	1.25%	23.3%	12/31/2019	1.55	8	13	1.00%	23.6%	12/31/2019	1.57	0	0	0.75%	24.0%
12/31/2018	1.24	15	19	1.25%	6.3%	12/31/2018	1.25	9	11	1.00%	6.6%	12/31/2018	1.26	0	0	0.75%	6.8%
12/31/2017	1.17	12	14	1.25%	22.9%	12/31/2017	1.18	9	11	1.00%	23.2%	12/31/2017	1.18	0	0	0.75%	23.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.08	0	$0	0.50%	10.8%	12/31/2021	$2.11	0	$0	0.25%	11.1%	12/31/2021	$2.14	0	$0	0.00%	11.4%
12/31/2020	1.87	0	0	0.50%	18.5%	12/31/2020	1.90	0	0	0.25%	18.8%	12/31/2020	1.92	0	0	0.00%	19.1%
12/31/2019	1.58	0	0	0.50%	24.3%	12/31/2019	1.60	0	0	0.25%	24.6%	12/31/2019	1.61	0	0	0.00%	24.9%
12/31/2018	1.27	0	0	0.50%	7.1%	12/31/2018	1.28	0	0	0.25%	7.4%	12/31/2018	1.29	0	0	0.00%	7.6%
12/31/2017	1.19	0	0	0.50%	23.8%	12/31/2017	1.19	0	0	0.25%	24.1%	12/31/2017	1.20	0	0	0.00%	24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock High Yield Bond Portfolio Service Class - 06-CHP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,440	$78,697	10,259
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$80,432

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,432	58,525	$1.37
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$80,432	58,525

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,416
Mortality & expense charges			(966)
Net investment income (loss)			2,450

Gain (loss) on investments:
Net realized gain (loss)			52
Realized gain distributions			287
Net change in unrealized appreciation (depreciation)			419
Net gain (loss)			758

Increase (decrease) in net assets from operations			$3,208

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,450	$2,596
Net realized gain (loss)		52	607
Realized gain distributions		287	-
Net change in unrealized appreciation (depreciation)		419	3

Increase (decrease) in net assets from operations		3,208	3,206

Contract owner transactions:
Proceeds from units sold		4,616	5,458
Cost of units redeemed		(947)	(29,431)
Account charges		(88)	(63)
Increase (decrease)		3,581	(24,036)
Net increase (decrease)		6,789	(20,830)
Net assets, beginning		73,643	94,473
Net assets, ending		$80,432	$73,643

Units sold		3,554	4,458
Units redeemed		(896)	(23,212)
Net increase (decrease)		2,658	(18,754)
Units outstanding, beginning		55,867	74,621
Units outstanding, ending		58,525	55,867

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$286,911
Cost of units redeemed/account charges			(216,173)
Net investment income (loss)			6,119
Net realized gain (loss)			1,429
Realized gain distributions			403
Net change in unrealized appreciation (depreciation)			1,743
Net assets			$80,432

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	59	$80	1.25%	4.3%	12/31/2021	$1.40	0	$0	1.00%	4.5%	12/31/2021	$1.42	0	$0	0.75%	4.8%
12/31/2020	1.32	56	74	1.25%	4.1%	12/31/2020	1.34	0	0	1.00%	4.4%	12/31/2020	1.35	0	0	0.75%	4.6%
12/31/2019	1.27	75	94	1.25%	13.8%	12/31/2019	1.28	0	0	1.00%	14.0%	12/31/2019	1.29	0	0	0.75%	14.3%
12/31/2018	1.11	7	8	1.25%	-4.4%	12/31/2018	1.12	0	0	1.00%	-4.1%	12/31/2018	1.13	0	0	0.75%	-3.9%
12/31/2017	1.16	0	1	1.25%	6.6%	12/31/2017	1.17	0	0	1.00%	6.8%	12/31/2017	1.18	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	5.0%	12/31/2021	$1.46	0	$0	0.25%	5.3%	12/31/2021	$1.48	0	$0	0.00%	5.6%
12/31/2020	1.37	0	0	0.50%	4.9%	12/31/2020	1.39	0	0	0.25%	5.2%	12/31/2020	1.41	0	0	0.00%	5.4%
12/31/2019	1.31	0	0	0.50%	14.6%	12/31/2019	1.32	0	0	0.25%	14.9%	12/31/2019	1.33	0	0	0.00%	15.2%
12/31/2018	1.14	0	0	0.50%	-3.6%	12/31/2018	1.15	0	0	0.25%	-3.4%	12/31/2018	1.16	0	0	0.00%	-3.2%
12/31/2017	1.18	0	0	0.50%	7.3%	12/31/2017	1.19	0	0	0.25%	7.6%	12/31/2017	1.19	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.4%
2020	4.1%
2019	2.6%
2018	0.7%
2017	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock High Yield Bond Portfolio R Class - 06-CHR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,003	$24,236	3,197
Receivables: investments sold	62
Payables: investments purchased	-
Net assets	$25,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,065	18,608	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$25,065	18,608

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,141
Mortality & expense charges			(344)
Net investment income (loss)			797

Gain (loss) on investments:
Net realized gain (loss)			301
Realized gain distributions			89
Net change in unrealized appreciation (depreciation)			(119)
Net gain (loss)			271

Increase (decrease) in net assets from operations			$1,068

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$797	$809
Net realized gain (loss)		301	(13)
Realized gain distributions		89	-
Net change in unrealized appreciation (depreciation)		(119)	487

Increase (decrease) in net assets from operations		1,068	1,283

Contract owner transactions:
Proceeds from units sold		4,738	7,097
Cost of units redeemed		(7,274)	(2,877)
Account charges		(63)	(73)
Increase (decrease)		(2,599)	4,147
Net increase (decrease)		(1,531)	5,430
Net assets, beginning		26,596	21,166
Net assets, ending		$25,065	$26,596

Units sold		3,588	5,914
Units redeemed		(5,507)	(2,368)
Net increase (decrease)		(1,919)	3,546
Units outstanding, beginning		20,527	16,981
Units outstanding, ending		18,608	20,527

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,981
Cost of units redeemed/account charges			(10,916)
Net investment income (loss)			2,811
Net realized gain (loss)			286
Realized gain distributions			136
Net change in unrealized appreciation (depreciation)			767
Net assets			$25,065

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	19	$25	1.25%	4.0%	12/31/2021	$1.37	0	$0	1.00%	4.2%	12/31/2021	$1.39	0	$0	0.75%	4.5%
12/31/2020	1.30	21	27	1.25%	3.9%	12/31/2020	1.31	0	0	1.00%	4.2%	12/31/2020	1.33	0	0	0.75%	4.5%
12/31/2019	1.25	17	21	1.25%	13.4%	12/31/2019	1.26	0	0	1.00%	13.7%	12/31/2019	1.27	0	0	0.75%	14.0%
12/31/2018	1.10	15	16	1.25%	-4.8%	12/31/2018	1.11	0	0	1.00%	-4.6%	12/31/2018	1.12	0	0	0.75%	-4.4%
12/31/2017	1.16	1	1	1.25%	6.2%	12/31/2017	1.16	0	0	1.00%	6.5%	12/31/2017	1.17	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	4.7%	12/31/2021	$1.43	0	$0	0.25%	5.0%	12/31/2021	$1.45	0	$0	0.00%	5.3%
12/31/2020	1.35	0	0	0.50%	4.7%	12/31/2020	1.36	0	0	0.25%	5.0%	12/31/2020	1.38	0	0	0.00%	5.3%
12/31/2019	1.29	0	0	0.50%	14.2%	12/31/2019	1.30	0	0	0.25%	14.5%	12/31/2019	1.31	0	0	0.00%	14.8%
12/31/2018	1.13	0	0	0.50%	-4.1%	12/31/2018	1.13	0	0	0.25%	-3.9%	12/31/2018	1.14	0	0	0.00%	-3.6%
12/31/2017	1.17	0	0	0.50%	7.0%	12/31/2017	1.18	0	0	0.25%	7.3%	12/31/2017	1.19	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.4%
2020	4.6%
2019	5.2%
2018	7.1%
2017	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Dividend Portfolio K Class - 06-CVH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$105
Net realized gain (loss)		-	180
Realized gain distributions		-	266
Net change in unrealized appreciation (depreciation)		-	(256)

Increase (decrease) in net assets from operations		-	295

Contract owner transactions:
Proceeds from units sold		-	2,039
Cost of units redeemed		-	(11,941)
Account charges		-	-
Increase (decrease)		-	(9,902)
Net increase (decrease)		-	(9,607)
Net assets, beginning		-	9,607
Net assets, ending		$-	$-

Units sold		-	1,601
Units redeemed		-	(9,079)
Net increase (decrease)		-	(7,478)
Units outstanding, beginning		-	7,478
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$16,912
Cost of units redeemed/account charges			(18,344)
Net investment income (loss)			323
Net realized gain (loss)			193
Realized gain distributions			916
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	1.25%	16.4%	12/31/2021	$1.60	0	$0	1.00%	16.7%	12/31/2021	$1.62	0	$0	0.75%	17.0%
12/31/2020	1.36	0	0	1.25%	5.6%	12/31/2020	1.37	0	0	1.00%	5.8%	12/31/2020	1.38	0	0	0.75%	6.1%
12/31/2019	1.28	7	10	1.25%	21.4%	12/31/2019	1.29	0	0	1.00%	21.7%	12/31/2019	1.30	0	0	0.75%	22.0%
12/31/2018	1.06	6	6	1.25%	-11.5%	12/31/2018	1.06	0	0	1.00%	-11.3%	12/31/2018	1.07	0	0	0.75%	-11.1%
12/31/2017	1.20	0	0	1.25%	18.5%	12/31/2017	1.20	0	0	1.00%	18.8%	12/31/2017	1.20	0	0	0.75%	19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	0	$0	0.50%	17.3%	12/31/2021	$1.66	0	$0	0.25%	17.6%	12/31/2021	$1.68	0	$0	0.00%	17.9%
12/31/2020	1.40	0	0	0.50%	6.4%	12/31/2020	1.41	0	0	0.25%	6.6%	12/31/2020	1.43	0	0	0.00%	6.9%
12/31/2019	1.31	0	0	0.50%	22.3%	12/31/2019	1.32	0	0	0.25%	22.6%	12/31/2019	1.33	0	0	0.00%	22.9%
12/31/2018	1.08	0	0	0.50%	-10.9%	12/31/2018	1.08	0	0	0.25%	-10.6%	12/31/2018	1.09	0	0	0.00%	-10.4%
12/31/2017	1.21	0	0	0.50%	19.3%	12/31/2017	1.21	0	0	0.25%	19.6%	12/31/2017	1.21	0	0	0.00%	19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	3.8%
2019	3.1%
2018	4.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,489,143	$3,535,569	43,606
Receivables: investments sold	272
Payables: investments purchased	-
Net assets	$3,489,415

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,489,415	1,603,975	$2.18
Band 100	-	-	2.20
Band 75	-	-	2.23
Band 50	-	-	2.26
Band 25	-	-	2.29
Band 0	-	-	2.32
Total	$3,489,415	1,603,975

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,417
Mortality & expense charges			(25,252)
Net investment income (loss)			(16,835)

Gain (loss) on investments:
Net realized gain (loss)			93,932
Realized gain distributions			241,803
Net change in unrealized appreciation (depreciation)			(152,046)
Net gain (loss)			183,689

Increase (decrease) in net assets from operations			$166,854

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,835)	$(4,868)
Net realized gain (loss)		93,932	13,601
Realized gain distributions		241,803	24,696
Net change in unrealized appreciation (depreciation)		(152,046)	67,005

Increase (decrease) in net assets from operations		166,854	100,434

Contract owner transactions:
Proceeds from units sold		3,188,544	256,770
Cost of units redeemed		(534,302)	(105,338)
Account charges		(962)	(669)
Increase (decrease)		2,653,280	150,763
Net increase (decrease)		2,820,134	251,197
Net assets, beginning		669,281	418,084
Net assets, ending		$3,489,415	$669,281

Units sold		1,537,650	149,603
Units redeemed		(274,534)	(60,886)
Net increase (decrease)		1,263,116	88,717
Units outstanding, beginning		340,859	252,142
Units outstanding, ending		1,603,975	340,859

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,894,133
Cost of units redeemed/account charges			(738,202)
Net investment income (loss)			(23,358)
Net realized gain (loss)			112,279
Realized gain distributions			290,989
Net change in unrealized appreciation (depreciation)			(46,426)
Net assets			$3,489,415

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.18	1,604	$3,489	1.25%	10.8%	12/31/2021	$2.20	0	$0	1.00%	11.1%	12/31/2021	$2.23	0	$0	0.75%	11.4%
12/31/2020	1.96	341	669	1.25%	18.4%	12/31/2020	1.98	0	0	1.00%	18.7%	12/31/2020	2.00	0	0	0.75%	19.0%
12/31/2019	1.66	252	418	1.25%	24.2%	12/31/2019	1.67	0	0	1.00%	24.5%	12/31/2019	1.68	0	0	0.75%	24.8%
12/31/2018	1.34	102	136	1.25%	7.0%	12/31/2018	1.34	0	0	1.00%	7.3%	12/31/2018	1.35	0	0	0.75%	7.6%
12/31/2017	1.25	14	18	1.25%	23.8%	12/31/2017	1.25	0	0	1.00%	24.1%	12/31/2017	1.25	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.26	0	$0	0.50%	11.6%	12/31/2021	$2.29	0	$0	0.25%	11.9%	12/31/2021	$2.32	0	$0	0.00%	12.2%
12/31/2020	2.02	0	0	0.50%	19.3%	12/31/2020	2.04	0	0	0.25%	19.6%	12/31/2020	2.07	0	0	0.00%	19.9%
12/31/2019	1.70	0	0	0.50%	25.1%	12/31/2019	1.71	0	0	0.25%	25.4%	12/31/2019	1.72	0	0	0.00%	25.7%
12/31/2018	1.36	0	0	0.50%	7.8%	12/31/2018	1.36	0	0	0.25%	8.1%	12/31/2018	1.37	0	0	0.00%	8.4%
12/31/2017	1.26	0	0	0.50%	24.7%	12/31/2017	1.26	0	0	0.25%	25.0%	12/31/2017	1.26	0	0	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.3%
2019	0.8%
2018	0.8%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2025 Fund K Class - 06-CVM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,359,206	$3,997,296	262,475
Receivables: investments sold	504
Payables: investments purchased	-
Net assets	$4,359,710

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,359,710	2,934,857	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$4,359,710	2,934,857

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$75,510
Mortality & expense charges			(37,818)
Net investment income (loss)			37,692

Gain (loss) on investments:
Net realized gain (loss)			17,657
Realized gain distributions			16,467
Net change in unrealized appreciation (depreciation)			110,940
Net gain (loss)			145,064

Increase (decrease) in net assets from operations			$182,756

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37,692	$14,856
Net realized gain (loss)		17,657	7,531
Realized gain distributions		16,467	7,351
Net change in unrealized appreciation (depreciation)		110,940	250,970

Increase (decrease) in net assets from operations		182,756	280,708

Contract owner transactions:
Proceeds from units sold		3,406,896	2,042,683
Cost of units redeemed		(1,201,800)	(334,446)
Account charges		(10,988)	(6,099)
Increase (decrease)		2,194,108	1,702,138
Net increase (decrease)		2,376,864	1,982,846
Net assets, beginning		1,982,846	-
Net assets, ending		$4,359,710	$1,982,846

Units sold		2,318,571	1,707,569
Units redeemed		(819,845)	(271,438)
Net increase (decrease)		1,498,726	1,436,131
Units outstanding, beginning		1,436,131	-
Units outstanding, ending		2,934,857	1,436,131

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,449,579
Cost of units redeemed/account charges			(1,553,333)
Net investment income (loss)			52,548
Net realized gain (loss)			25,188
Realized gain distributions			23,818
Net change in unrealized appreciation (depreciation)			361,910
Net assets			$4,359,710

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	2,935	$4,360	1.25%	7.6%	12/31/2021	$1.50	0	$0	1.00%	7.9%	12/31/2021	$1.52	0	$0	0.75%	8.1%
12/31/2020	1.38	1,436	1,983	1.25%	11.0%	12/31/2020	1.39	0	0	1.00%	11.3%	12/31/2020	1.41	0	0	0.75%	11.6%
12/31/2019	1.24	0	0	1.25%	17.5%	12/31/2019	1.25	0	0	1.00%	17.8%	12/31/2019	1.26	0	0	0.75%	18.1%
12/31/2018	1.06	0	0	1.25%	-6.0%	12/31/2018	1.06	0	0	1.00%	-5.7%	12/31/2018	1.07	0	0	0.75%	-5.5%
12/31/2017	1.13	0	0	1.25%	13.0%	12/31/2017	1.13	0	0	1.00%	13.3%	12/31/2017	1.13	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	8.4%	12/31/2021	$1.56	0	$0	0.25%	8.7%	12/31/2021	$1.58	0	$0	0.00%	8.9%
12/31/2020	1.42	0	0	0.50%	11.9%	12/31/2020	1.44	0	0	0.25%	12.1%	12/31/2020	1.45	0	0	0.00%	12.4%
12/31/2019	1.27	0	0	0.50%	18.4%	12/31/2019	1.28	0	0	0.25%	18.7%	12/31/2019	1.29	0	0	0.00%	19.0%
12/31/2018	1.07	0	0	0.50%	-5.3%	12/31/2018	1.08	0	0	0.25%	-5.0%	12/31/2018	1.09	0	0	0.00%	-4.8%
12/31/2017	1.13	0	0	0.50%	13.9%	12/31/2017	1.14	0	0	0.25%	14.1%	12/31/2017	1.14	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	3.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2030 Fund K Class - 06-CVN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,479,331	$4,234,448	253,785
Receivables: investments sold	2,521
Payables: investments purchased	-
Net assets	$4,481,852

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,481,852	2,857,897	$1.57
Band 100	-	-	1.59
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	-	-	1.67
Total	$4,481,852	2,857,897

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$68,138
Mortality & expense charges			(29,535)
Net investment income (loss)			38,603

Gain (loss) on investments:
Net realized gain (loss)			28,847
Realized gain distributions			19,055
Net change in unrealized appreciation (depreciation)			62,766
Net gain (loss)			110,668

Increase (decrease) in net assets from operations			$149,271

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,603	$8,722
Net realized gain (loss)		28,847	816
Realized gain distributions		19,055	1,584
Net change in unrealized appreciation (depreciation)		62,766	182,117

Increase (decrease) in net assets from operations		149,271	193,239

Contract owner transactions:
Proceeds from units sold		5,445,442	1,269,625
Cost of units redeemed		(2,345,451)	(219,892)
Account charges		(6,632)	(3,750)
Increase (decrease)		3,093,359	1,045,983
Net increase (decrease)		3,242,630	1,239,222
Net assets, beginning		1,239,222	-
Net assets, ending		$4,481,852	$1,239,222

Units sold		3,499,092	1,044,027
Units redeemed		(1,510,676)	(174,546)
Net increase (decrease)		1,988,416	869,481
Units outstanding, beginning		869,481	-
Units outstanding, ending		2,857,897	869,481

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,715,067
Cost of units redeemed/account charges			(2,575,725)
Net investment income (loss)			47,325
Net realized gain (loss)			29,663
Realized gain distributions			20,639
Net change in unrealized appreciation (depreciation)			244,883
Net assets			$4,481,852

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	2,858	$4,482	1.25%	10.0%	12/31/2021	$1.59	0	$0	1.00%	10.3%	12/31/2021	$1.61	0	$0	0.75%	10.6%
12/31/2020	1.43	869	1,239	1.25%	11.6%	12/31/2020	1.44	0	0	1.00%	11.9%	12/31/2020	1.45	0	0	0.75%	12.2%
12/31/2019	1.28	0	0	1.25%	19.6%	12/31/2019	1.29	0	0	1.00%	19.9%	12/31/2019	1.30	0	0	0.75%	20.2%
12/31/2018	1.07	0	0	1.25%	-6.7%	12/31/2018	1.07	0	0	1.00%	-6.5%	12/31/2018	1.08	0	0	0.75%	-6.3%
12/31/2017	1.14	0	0	1.25%	14.9%	12/31/2017	1.15	0	0	1.00%	15.2%	12/31/2017	1.15	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.63	0	$0	0.50%	10.9%	12/31/2021	$1.65	0	$0	0.25%	11.1%	12/31/2021	$1.67	0	$0	0.00%	11.4%
12/31/2020	1.47	0	0	0.50%	12.5%	12/31/2020	1.48	0	0	0.25%	12.8%	12/31/2020	1.50	0	0	0.00%	13.0%
12/31/2019	1.31	0	0	0.50%	20.5%	12/31/2019	1.32	0	0	0.25%	20.8%	12/31/2019	1.33	0	0	0.00%	21.1%
12/31/2018	1.08	0	0	0.50%	-6.0%	12/31/2018	1.09	0	0	0.25%	-5.8%	12/31/2018	1.10	0	0	0.00%	-5.6%
12/31/2017	1.15	0	0	0.50%	15.8%	12/31/2017	1.16	0	0	0.25%	16.1%	12/31/2017	1.16	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	2.8%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2035 Fund K Class - 06-CVP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,640,026	$1,530,744	86,690
Receivables: investments sold	2,750
Payables: investments purchased	-
Net assets	$1,642,776

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,642,776	995,197	$1.65
Band 100	-	-	1.67
Band 75	-	-	1.69
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.76
Total	$1,642,776	995,197

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$25,233
Mortality & expense charges			(11,318)
Net investment income (loss)			13,915

Gain (loss) on investments:
Net realized gain (loss)			43,445
Realized gain distributions			4,453
Net change in unrealized appreciation (depreciation)			21,465
Net gain (loss)			69,363

Increase (decrease) in net assets from operations			$83,278

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,915	$3,697
Net realized gain (loss)		43,445	3,120
Realized gain distributions		4,453	537
Net change in unrealized appreciation (depreciation)		21,465	87,817

Increase (decrease) in net assets from operations		83,278	95,171

Contract owner transactions:
Proceeds from units sold		1,208,180	707,900
Cost of units redeemed		(74,184)	(372,433)
Account charges		(3,370)	(1,766)
Increase (decrease)		1,130,626	333,701
Net increase (decrease)		1,213,904	428,872
Net assets, beginning		428,872	-
Net assets, ending		$1,642,776	$428,872

Units sold		752,575	565,640
Units redeemed		(49,489)	(273,529)
Net increase (decrease)		703,086	292,111
Units outstanding, beginning		292,111	-
Units outstanding, ending		995,197	292,111

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,916,080
Cost of units redeemed/account charges			(451,753)
Net investment income (loss)			17,612
Net realized gain (loss)			46,565
Realized gain distributions			4,990
Net change in unrealized appreciation (depreciation)			109,282
Net assets			$1,642,776

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	995	$1,643	1.25%	12.4%	12/31/2021	$1.67	0	$0	1.00%	12.7%	12/31/2021	$1.69	0	$0	0.75%	13.0%
12/31/2020	1.47	292	429	1.25%	12.3%	12/31/2020	1.48	0	0	1.00%	12.6%	12/31/2020	1.50	0	0	0.75%	12.9%
12/31/2019	1.31	0	0	1.25%	21.6%	12/31/2019	1.32	0	0	1.00%	21.9%	12/31/2019	1.33	0	0	0.75%	22.2%
12/31/2018	1.08	0	0	1.25%	-7.5%	12/31/2018	1.08	0	0	1.00%	-7.3%	12/31/2018	1.09	0	0	0.75%	-7.1%
12/31/2017	1.16	0	0	1.25%	16.8%	12/31/2017	1.17	0	0	1.00%	17.1%	12/31/2017	1.17	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	0	$0	0.50%	13.3%	12/31/2021	$1.74	0	$0	0.25%	13.6%	12/31/2021	$1.76	0	$0	0.00%	13.8%
12/31/2020	1.51	0	0	0.50%	13.2%	12/31/2020	1.53	0	0	0.25%	13.4%	12/31/2020	1.54	0	0	0.00%	13.7%
12/31/2019	1.34	0	0	0.50%	22.5%	12/31/2019	1.35	0	0	0.25%	22.8%	12/31/2019	1.36	0	0	0.00%	23.1%
12/31/2018	1.09	0	0	0.50%	-6.8%	12/31/2018	1.10	0	0	0.25%	-6.6%	12/31/2018	1.10	0	0	0.00%	-6.4%
12/31/2017	1.17	0	0	0.50%	17.7%	12/31/2017	1.18	0	0	0.25%	18.0%	12/31/2017	1.18	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	3.7%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2040 Fund K Class - 06-CVR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,045,188	$5,557,222	302,546
Receivables: investments sold	2,711
Payables: investments purchased	-
Net assets	$6,047,899

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,047,899	3,505,039	$1.73
Band 100	-	-	1.75
Band 75	-	-	1.77
Band 50	-	-	1.79
Band 25	-	-	1.82
Band 0	-	-	1.84
Total	$6,047,899	3,505,039

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$91,879
Mortality & expense charges			(39,920)
Net investment income (loss)			51,959

Gain (loss) on investments:
Net realized gain (loss)			32,180
Realized gain distributions			18,854
Net change in unrealized appreciation (depreciation)			206,952
Net gain (loss)			257,986

Increase (decrease) in net assets from operations			$309,945

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$51,959	$10,750
Net realized gain (loss)		32,180	1,659
Realized gain distributions		18,854	390
Net change in unrealized appreciation (depreciation)		206,952	281,014

Increase (decrease) in net assets from operations		309,945	293,813

Contract owner transactions:
Proceeds from units sold		6,706,319	2,071,322
Cost of units redeemed		(2,633,533)	(689,754)
Account charges		(6,841)	(3,372)
Increase (decrease)		4,065,945	1,378,196
Net increase (decrease)		4,375,890	1,672,009
Net assets, beginning		1,672,009	-
Net assets, ending		$6,047,899	$1,672,009

Units sold		3,949,988	1,646,399
Units redeemed		(1,555,526)	(535,822)
Net increase (decrease)		2,394,462	1,110,577
Units outstanding, beginning		1,110,577	-
Units outstanding, ending		3,505,039	1,110,577

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,777,641
Cost of units redeemed/account charges			(3,333,500)
Net investment income (loss)			62,709
Net realized gain (loss)			33,839
Realized gain distributions			19,244
Net change in unrealized appreciation (depreciation)			487,966
Net assets			$6,047,899

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.73	3,505	$6,048	1.25%	14.6%	12/31/2021	$1.75	0	$0	1.00%	14.9%	12/31/2021	$1.77	0	$0	0.75%	15.2%
12/31/2020	1.51	1,111	1,672	1.25%	12.7%	12/31/2020	1.52	0	0	1.00%	13.0%	12/31/2020	1.54	0	0	0.75%	13.2%
12/31/2019	1.34	0	0	1.25%	23.5%	12/31/2019	1.35	0	0	1.00%	23.8%	12/31/2019	1.36	0	0	0.75%	24.1%
12/31/2018	1.08	0	0	1.25%	-8.2%	12/31/2018	1.09	0	0	1.00%	-8.0%	12/31/2018	1.09	0	0	0.75%	-7.8%
12/31/2017	1.18	0	0	1.25%	18.5%	12/31/2017	1.18	0	0	1.00%	18.8%	12/31/2017	1.19	0	0	0.75%	19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	0	$0	0.50%	15.5%	12/31/2021	$1.82	0	$0	0.25%	15.8%	12/31/2021	$1.84	0	$0	0.00%	16.1%
12/31/2020	1.55	0	0	0.50%	13.5%	12/31/2020	1.57	0	0	0.25%	13.8%	12/31/2020	1.58	0	0	0.00%	14.1%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-7.5%	12/31/2018	1.10	0	0	0.25%	-7.3%	12/31/2018	1.11	0	0	0.00%	-7.1%
12/31/2017	1.19	0	0	0.50%	19.4%	12/31/2017	1.19	0	0	0.25%	19.6%	12/31/2017	1.19	0	0	0.00%	19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	2.6%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2045 Fund K Class - 06-CVT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,097,209	$1,933,781	99,670
Receivables: investments sold	856
Payables: investments purchased	-
Net assets	$2,098,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,098,065	1,175,470	$1.78
Band 100	-	-	1.81
Band 75	-	-	1.83
Band 50	-	-	1.85
Band 25	-	-	1.88
Band 0	-	-	1.90
Total	$2,098,065	1,175,470

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$30,847
Mortality & expense charges			(13,436)
Net investment income (loss)			17,411

Gain (loss) on investments:
Net realized gain (loss)			7,965
Realized gain distributions			5,532
Net change in unrealized appreciation (depreciation)			93,525
Net gain (loss)			107,022

Increase (decrease) in net assets from operations			$124,433

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,411	$2,505
Net realized gain (loss)		7,965	13,661
Realized gain distributions		5,532	99
Net change in unrealized appreciation (depreciation)		93,525	69,903

Increase (decrease) in net assets from operations		124,433	86,168

Contract owner transactions:
Proceeds from units sold		1,565,292	598,109
Cost of units redeemed		(19,864)	(251,597)
Account charges		(3,136)	(1,340)
Increase (decrease)		1,542,292	345,172
Net increase (decrease)		1,666,725	431,340
Net assets, beginning		431,340	-
Net assets, ending		$2,098,065	$431,340

Units sold		907,714	467,937
Units redeemed		(13,410)	(186,771)
Net increase (decrease)		894,304	281,166
Units outstanding, beginning		281,166	-
Units outstanding, ending		1,175,470	281,166

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,163,401
Cost of units redeemed/account charges			(275,937)
Net investment income (loss)			19,916
Net realized gain (loss)			21,626
Realized gain distributions			5,631
Net change in unrealized appreciation (depreciation)			163,428
Net assets			$2,098,065

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	1,175	$2,098	1.25%	16.3%	12/31/2021	$1.81	0	$0	1.00%	16.6%	12/31/2021	$1.83	0	$0	0.75%	16.9%
12/31/2020	1.53	281	431	1.25%	13.2%	12/31/2020	1.55	0	0	1.00%	13.5%	12/31/2020	1.57	0	0	0.75%	13.8%
12/31/2019	1.35	0	0	1.25%	24.7%	12/31/2019	1.37	0	0	1.00%	25.0%	12/31/2019	1.38	0	0	0.75%	25.3%
12/31/2018	1.09	0	0	1.25%	-8.7%	12/31/2018	1.09	0	0	1.00%	-8.4%	12/31/2018	1.10	0	0	0.75%	-8.2%
12/31/2017	1.19	0	0	1.25%	19.6%	12/31/2017	1.19	0	0	1.00%	19.9%	12/31/2017	1.20	0	0	0.75%	20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	0	$0	0.50%	17.2%	12/31/2021	$1.88	0	$0	0.25%	17.5%	12/31/2021	$1.90	0	$0	0.00%	17.8%
12/31/2020	1.58	0	0	0.50%	14.1%	12/31/2020	1.60	0	0	0.25%	14.4%	12/31/2020	1.61	0	0	0.00%	14.6%
12/31/2019	1.39	0	0	0.50%	25.6%	12/31/2019	1.40	0	0	0.25%	25.9%	12/31/2019	1.41	0	0	0.00%	26.3%
12/31/2018	1.10	0	0	0.50%	-8.0%	12/31/2018	1.11	0	0	0.25%	-7.7%	12/31/2018	1.12	0	0	0.00%	-7.5%
12/31/2017	1.20	0	0	0.50%	20.5%	12/31/2017	1.20	0	0	0.25%	20.8%	12/31/2017	1.21	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	2.4%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2050 Fund K Class - 06-CVV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,516,768	$2,398,088	116,080
Receivables: investments sold	1,028
Payables: investments purchased	-
Net assets	$2,517,796

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,517,796	1,389,260	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.86
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	-	-	1.93
Total	$2,517,796	1,389,260

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$34,921
Mortality & expense charges			(14,049)
Net investment income (loss)			20,872

Gain (loss) on investments:
Net realized gain (loss)			26,498
Realized gain distributions			3,660
Net change in unrealized appreciation (depreciation)			58,455
Net gain (loss)			88,613

Increase (decrease) in net assets from operations			$109,485

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,872	$2,085
Net realized gain (loss)		26,498	793
Realized gain distributions		3,660	73
Net change in unrealized appreciation (depreciation)		58,455	60,225

Increase (decrease) in net assets from operations		109,485	63,176

Contract owner transactions:
Proceeds from units sold		3,231,351	428,718
Cost of units redeemed		(1,186,368)	(124,185)
Account charges		(3,207)	(1,174)
Increase (decrease)		2,041,776	303,359
Net increase (decrease)		2,151,261	366,535
Net assets, beginning		366,535	-
Net assets, ending		$2,517,796	$366,535

Units sold		1,819,931	332,237
Units redeemed		(667,852)	(95,056)
Net increase (decrease)		1,152,079	237,181
Units outstanding, beginning		237,181	-
Units outstanding, ending		1,389,260	237,181

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,660,069
Cost of units redeemed/account charges			(1,314,934)
Net investment income (loss)			22,957
Net realized gain (loss)			27,291
Realized gain distributions			3,733
Net change in unrealized appreciation (depreciation)			118,680
Net assets			$2,517,796

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.81	1,389	$2,518	1.25%	17.3%	12/31/2021	$1.84	0	$0	1.00%	17.6%	12/31/2021	$1.86	0	$0	0.75%	17.9%
12/31/2020	1.55	237	367	1.25%	13.6%	12/31/2020	1.56	0	0	1.00%	13.9%	12/31/2020	1.58	0	0	0.75%	14.2%
12/31/2019	1.36	0	0	1.25%	25.2%	12/31/2019	1.37	0	0	1.00%	25.5%	12/31/2019	1.38	0	0	0.75%	25.8%
12/31/2018	1.09	0	0	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.7%	12/31/2018	1.10	0	0	0.75%	-8.5%
12/31/2017	1.19	0	0	1.25%	19.9%	12/31/2017	1.20	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	0	$0	0.50%	18.2%	12/31/2021	$1.91	0	$0	0.25%	18.5%	12/31/2021	$1.93	0	$0	0.00%	18.7%
12/31/2020	1.59	0	0	0.50%	14.5%	12/31/2020	1.61	0	0	0.25%	14.8%	12/31/2020	1.63	0	0	0.00%	15.0%
12/31/2019	1.39	0	0	0.50%	26.1%	12/31/2019	1.40	0	0	0.25%	26.5%	12/31/2019	1.41	0	0	0.00%	26.8%
12/31/2018	1.10	0	0	0.50%	-8.3%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.8%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.21	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	2.4%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2055 Fund K Class - 06-CVW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,003,976	$1,821,673	90,112
Receivables: investments sold	1,023
Payables: investments purchased	-
Net assets	$2,004,999

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,004,999	1,104,345	$1.82
Band 100	-	-	1.84
Band 75	-	-	1.86
Band 50	-	-	1.89
Band 25	-	-	1.91
Band 0	-	-	1.93
Total	$2,004,999	1,104,345

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$30,586
Mortality & expense charges			(14,248)
Net investment income (loss)			16,338

Gain (loss) on investments:
Net realized gain (loss)			35,124
Realized gain distributions			949
Net change in unrealized appreciation (depreciation)			93,951
Net gain (loss)			130,024

Increase (decrease) in net assets from operations			$146,362

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,338	$3,272
Net realized gain (loss)		35,124	911
Realized gain distributions		949	99
Net change in unrealized appreciation (depreciation)		93,951	88,352

Increase (decrease) in net assets from operations		146,362	92,634

Contract owner transactions:
Proceeds from units sold		1,512,061	648,918
Cost of units redeemed		(184,345)	(205,666)
Account charges		(3,852)	(1,113)
Increase (decrease)		1,323,864	442,139
Net increase (decrease)		1,470,226	534,773
Net assets, beginning		534,773	-
Net assets, ending		$2,004,999	$534,773

Units sold		864,945	502,312
Units redeemed		(106,387)	(156,525)
Net increase (decrease)		758,558	345,787
Units outstanding, beginning		345,787	-
Units outstanding, ending		1,104,345	345,787

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,160,979
Cost of units redeemed/account charges			(394,976)
Net investment income (loss)			19,610
Net realized gain (loss)			36,035
Realized gain distributions			1,048
Net change in unrealized appreciation (depreciation)			182,303
Net assets			$2,004,999

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	1,104	$2,005	1.25%	17.4%	12/31/2021	$1.84	0	$0	1.00%	17.7%	12/31/2021	$1.86	0	$0	0.75%	18.0%
12/31/2020	1.55	346	535	1.25%	13.6%	12/31/2020	1.56	0	0	1.00%	13.9%	12/31/2020	1.58	0	0	0.75%	14.2%
12/31/2019	1.36	0	0	1.25%	25.3%	12/31/2019	1.37	0	0	1.00%	25.6%	12/31/2019	1.38	0	0	0.75%	25.9%
12/31/2018	1.09	0	0	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.5%
12/31/2017	1.19	0	0	1.25%	20.0%	12/31/2017	1.20	0	0	1.00%	20.3%	12/31/2017	1.20	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.89	0	$0	0.50%	18.3%	12/31/2021	$1.91	0	$0	0.25%	18.6%	12/31/2021	$1.93	0	$0	0.00%	18.9%
12/31/2020	1.59	0	0	0.50%	14.4%	12/31/2020	1.61	0	0	0.25%	14.7%	12/31/2020	1.63	0	0	0.00%	15.0%
12/31/2019	1.39	0	0	0.50%	26.3%	12/31/2019	1.40	0	0	0.25%	26.6%	12/31/2019	1.41	0	0	0.00%	26.9%
12/31/2018	1.10	0	0	0.50%	-8.3%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.8%
12/31/2017	1.20	0	0	0.50%	20.9%	12/31/2017	1.21	0	0	0.25%	21.2%	12/31/2017	1.21	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	2.4%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2060 Fund K Class - 06-CVX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$847,100	$811,732	42,787
Receivables: investments sold	953
Payables: investments purchased	-
Net assets	$848,053

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$848,053	467,265	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.86
Band 50	-	-	1.89
Band 25	-	-	1.91
Band 0	-	-	1.93
Total	$848,053	467,265

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11,360
Mortality & expense charges			(4,519)
Net investment income (loss)			6,841

Gain (loss) on investments:
Net realized gain (loss)			10,054
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,356
Net gain (loss)			28,410

Increase (decrease) in net assets from operations			$35,251

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,841	$671
Net realized gain (loss)		10,054	191
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		18,356	17,012

Increase (decrease) in net assets from operations		35,251	17,874

Contract owner transactions:
Proceeds from units sold		1,074,026	142,987
Cost of units redeemed		(366,361)	(54,266)
Account charges		(1,203)	(255)
Increase (decrease)		706,462	88,466
Net increase (decrease)		741,713	106,340
Net assets, beginning		106,340	-
Net assets, ending		$848,053	$106,340

Units sold		604,688	111,076
Units redeemed		(206,165)	(42,334)
Net increase (decrease)		398,523	68,742
Units outstanding, beginning		68,742	-
Units outstanding, ending		467,265	68,742

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,217,013
Cost of units redeemed/account charges			(422,085)
Net investment income (loss)			7,512
Net realized gain (loss)			10,245
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			35,368
Net assets			$848,053

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.81	467	$848	1.25%	17.3%	12/31/2021	$1.84	0	$0	1.00%	17.6%	12/31/2021	$1.86	0	$0	0.75%	17.9%
12/31/2020	1.55	69	106	1.25%	13.6%	12/31/2020	1.56	0	0	1.00%	13.9%	12/31/2020	1.58	0	0	0.75%	14.2%
12/31/2019	1.36	0	0	1.25%	25.3%	12/31/2019	1.37	0	0	1.00%	25.7%	12/31/2019	1.38	0	0	0.75%	26.0%
12/31/2018	1.09	0	0	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.5%
12/31/2017	1.19	0	0	1.25%	20.0%	12/31/2017	1.20	0	0	1.00%	20.3%	12/31/2017	1.20	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.89	0	$0	0.50%	18.2%	12/31/2021	$1.91	0	$0	0.25%	18.5%	12/31/2021	$1.93	0	$0	0.00%	18.8%
12/31/2020	1.59	0	0	0.50%	14.5%	12/31/2020	1.61	0	0	0.25%	14.8%	12/31/2020	1.63	0	0	0.00%	15.1%
12/31/2019	1.39	0	0	0.50%	26.3%	12/31/2019	1.40	0	0	0.25%	26.6%	12/31/2019	1.41	0	0	0.00%	26.9%
12/31/2018	1.10	0	0	0.50%	-8.3%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.8%
12/31/2017	1.20	0	0	0.50%	20.9%	12/31/2017	1.21	0	0	0.25%	21.2%	12/31/2017	1.21	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	2.6%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index Retirement Fund K Class - 06-CVY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,343,841	$1,279,586	90,878
Receivables: investments sold	-
Payables: investments purchased	(656)
Net assets	$1,343,185

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,343,185	965,510	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$1,343,185	965,510

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$24,092
Mortality & expense charges			(12,439)
Net investment income (loss)			11,653

Gain (loss) on investments:
Net realized gain (loss)			7,594
Realized gain distributions			8,811
Net change in unrealized appreciation (depreciation)			19,847
Net gain (loss)			36,252

Increase (decrease) in net assets from operations			$47,905

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,653	$3,955
Net realized gain (loss)		7,594	8,818
Realized gain distributions		8,811	5,123
Net change in unrealized appreciation (depreciation)		19,847	44,408

Increase (decrease) in net assets from operations		47,905	62,304

Contract owner transactions:
Proceeds from units sold		667,947	1,545,677
Cost of units redeemed		(171,588)	(802,840)
Account charges		(4,125)	(2,095)
Increase (decrease)		492,234	740,742
Net increase (decrease)		540,139	803,046
Net assets, beginning		803,046	-
Net assets, ending		$1,343,185	$803,046

Units sold		484,332	1,262,167
Units redeemed		(128,366)	(652,623)
Net increase (decrease)		355,966	609,544
Units outstanding, beginning		609,544	-
Units outstanding, ending		965,510	609,544

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,213,624
Cost of units redeemed/account charges			(980,648)
Net investment income (loss)			15,608
Net realized gain (loss)			16,412
Realized gain distributions			13,934
Net change in unrealized appreciation (depreciation)			64,255
Net assets			$1,343,185

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	966	$1,343	1.25%	5.6%	12/31/2021	$1.41	0	$0	1.00%	5.9%	12/31/2021	$1.43	0	$0	0.75%	6.1%
12/31/2020	1.32	610	803	1.25%	10.8%	12/31/2020	1.33	0	0	1.00%	11.1%	12/31/2020	1.34	0	0	0.75%	11.4%
12/31/2019	1.19	0	0	1.25%	14.5%	12/31/2019	1.20	0	0	1.00%	14.7%	12/31/2019	1.21	0	0	0.75%	15.0%
12/31/2018	1.04	0	0	1.25%	-4.7%	12/31/2018	1.04	0	0	1.00%	-4.5%	12/31/2018	1.05	0	0	0.75%	-4.2%
12/31/2017	1.09	0	0	1.25%	9.4%	12/31/2017	1.09	0	0	1.00%	9.7%	12/31/2017	1.10	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	6.4%	12/31/2021	$1.46	0	$0	0.25%	6.7%	12/31/2021	$1.48	0	$0	0.00%	6.9%
12/31/2020	1.36	0	0	0.50%	11.7%	12/31/2020	1.37	0	0	0.25%	11.9%	12/31/2020	1.39	0	0	0.00%	12.2%
12/31/2019	1.22	0	0	0.50%	15.3%	12/31/2019	1.23	0	0	0.25%	15.6%	12/31/2019	1.24	0	0	0.00%	15.9%
12/31/2018	1.05	0	0	0.50%	-4.0%	12/31/2018	1.06	0	0	0.25%	-3.7%	12/31/2018	1.07	0	0	0.00%	-3.5%
12/31/2017	1.10	0	0	0.50%	10.2%	12/31/2017	1.10	0	0	0.25%	10.5%	12/31/2017	1.10	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	2.1%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Total Return Fund K Class - 06-CWC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,511,254	$5,588,581	469,836
Receivables: investments sold	51,608
Payables: investments purchased	-
Net assets	$5,562,862

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,562,862	4,799,249	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$5,562,862	4,799,249

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$115,661
Mortality & expense charges			(70,487)
Net investment income (loss)			45,174

Gain (loss) on investments:
Net realized gain (loss)			(5,383)
Realized gain distributions			27,746
Net change in unrealized appreciation (depreciation)			(190,531)
Net gain (loss)			(168,168)

Increase (decrease) in net assets from operations			$(122,994)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45,174	$57,754
Net realized gain (loss)		(5,383)	66,094
Realized gain distributions		27,746	222,402
Net change in unrealized appreciation (depreciation)		(190,531)	46,120

Increase (decrease) in net assets from operations		(122,994)	392,370

Contract owner transactions:
Proceeds from units sold		905,549	3,647,786
Cost of units redeemed		(1,411,423)	(1,263,973)
Account charges		(8,832)	(14,042)
Increase (decrease)		(514,706)	2,369,771
Net increase (decrease)		(637,700)	2,762,141
Net assets, beginning		6,200,562	3,438,421
Net assets, ending		$5,562,862	$6,200,562

Units sold		784,113	3,247,238
Units redeemed		(1,231,201)	(1,135,667)
Net increase (decrease)		(447,088)	2,111,571
Units outstanding, beginning		5,246,337	3,134,766
Units outstanding, ending		4,799,249	5,246,337

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,873,486
Cost of units redeemed/account charges			(4,719,777)
Net investment income (loss)			173,284
Net realized gain (loss)			63,048
Realized gain distributions			250,148
Net change in unrealized appreciation (depreciation)			(77,327)
Net assets			$5,562,862

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	4,799	$5,563	1.25%	-1.9%	12/31/2021	$1.17	0	$0	1.00%	-1.7%	12/31/2021	$1.19	0	$0	0.75%	-1.4%
12/31/2020	1.18	5,246	6,201	1.25%	7.8%	12/31/2020	1.19	0	0	1.00%	8.0%	12/31/2020	1.21	0	0	0.75%	8.3%
12/31/2019	1.10	3,135	3,438	1.25%	8.5%	12/31/2019	1.11	0	0	1.00%	8.8%	12/31/2019	1.11	0	0	0.75%	9.1%
12/31/2018	1.01	1,680	1,698	1.25%	-2.1%	12/31/2018	1.02	0	0	1.00%	-1.8%	12/31/2018	1.02	0	0	0.75%	-1.6%
12/31/2017	1.03	592	611	1.25%	3.0%	12/31/2017	1.03	0	0	1.00%	3.3%	12/31/2017	1.04	0	0	0.75%	3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	0	$0	0.50%	-1.2%	12/31/2021	$1.22	0	$0	0.25%	-0.9%	12/31/2021	$1.23	0	$0	0.00%	-0.7%
12/31/2020	1.22	0	0	0.50%	8.6%	12/31/2020	1.23	0	0	0.25%	8.8%	12/31/2020	1.24	0	0	0.00%	9.1%
12/31/2019	1.12	0	0	0.50%	9.4%	12/31/2019	1.13	0	0	0.25%	9.6%	12/31/2019	1.14	0	0	0.00%	9.9%
12/31/2018	1.03	0	0	0.50%	-1.3%	12/31/2018	1.03	0	0	0.25%	-1.1%	12/31/2018	1.04	0	0	0.00%	-0.8%
12/31/2017	1.04	0	0	0.50%	3.8%	12/31/2017	1.04	0	0	0.25%	4.1%	12/31/2017	1.05	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	2.5%
2019	2.4%
2018	4.1%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Equity Dividend Fund K Class - 06-FRW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$581,201	$572,234	27,136
Receivables: investments sold	6,584
Payables: investments purchased	-
Net assets	$587,785

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$587,785	379,384	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$587,785	379,384

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,309
Mortality & expense charges			(6,821)
Net investment income (loss)			1,488

Gain (loss) on investments:
Net realized gain (loss)			2,175
Realized gain distributions			56,876
Net change in unrealized appreciation (depreciation)			29,226
Net gain (loss)			88,277

Increase (decrease) in net assets from operations			$89,765

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,488	$3,589
Net realized gain (loss)		2,175	(17,970)
Realized gain distributions		56,876	19,326
Net change in unrealized appreciation (depreciation)		29,226	753

Increase (decrease) in net assets from operations		89,765	5,698

Contract owner transactions:
Proceeds from units sold		108,974	55,458
Cost of units redeemed		(69,292)	(78,699)
Account charges		(2)	(44)
Increase (decrease)		39,680	(23,285)
Net increase (decrease)		129,445	(17,587)
Net assets, beginning		458,340	475,927
Net assets, ending		$587,785	$458,340

Units sold		75,795	48,932
Units redeemed		(48,479)	(72,371)
Net increase (decrease)		27,316	(23,439)
Units outstanding, beginning		352,068	375,507
Units outstanding, ending		379,384	352,068

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$718,737
Cost of units redeemed/account charges			(291,409)
Net investment income (loss)			10,142
Net realized gain (loss)			(27,644)
Realized gain distributions			168,992
Net change in unrealized appreciation (depreciation)			8,967
Net assets			$587,785

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	379	$588	1.25%	19.0%	12/31/2021	$1.57	0	$0	1.00%	19.3%	12/31/2021	$1.58	0	$0	0.75%	19.6%
12/31/2020	1.30	352	458	1.25%	2.7%	12/31/2020	1.31	0	0	1.00%	3.0%	12/31/2020	1.33	0	0	0.75%	3.2%
12/31/2019	1.27	376	476	1.25%	26.1%	12/31/2019	1.28	0	0	1.00%	26.4%	12/31/2019	1.28	0	0	0.75%	26.7%
12/31/2018	1.01	449	451	1.25%	-8.2%	12/31/2018	1.01	0	0	1.00%	-8.0%	12/31/2018	1.01	0	0	0.75%	-7.7%
12/31/2017	1.10	0	0	1.25%	9.5%	12/31/2017	1.10	0	0	1.00%	9.7%	12/31/2017	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	0	$0	0.50%	19.9%	12/31/2021	$1.62	0	$0	0.25%	20.2%	12/31/2021	$1.64	0	$0	0.00%	20.5%
12/31/2020	1.34	0	0	0.50%	3.5%	12/31/2020	1.35	0	0	0.25%	3.7%	12/31/2020	1.36	0	0	0.00%	4.0%
12/31/2019	1.29	0	0	0.50%	27.0%	12/31/2019	1.30	0	0	0.25%	27.4%	12/31/2019	1.31	0	0	0.00%	27.7%
12/31/2018	1.02	0	0	0.50%	-7.5%	12/31/2018	1.02	0	0	0.25%	-7.3%	12/31/2018	1.02	0	0	0.00%	-7.0%
12/31/2017	1.10	0	0	0.50%	9.9%	12/31/2017	1.10	0	0	0.25%	10.1%	12/31/2017	1.10	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.9%
2019	2.0%
2018	1.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Allocation Fund K Class - 06-FRX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,331,329	$2,301,022	111,535
Receivables: investments sold	6,454
Payables: investments purchased	-
Net assets	$2,337,783

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,337,783	1,662,158	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$2,337,783	1,662,158

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$28,713
Mortality & expense charges			(24,109)
Net investment income (loss)			4,604

Gain (loss) on investments:
Net realized gain (loss)			39,352
Realized gain distributions			173,725
Net change in unrealized appreciation (depreciation)			(127,358)
Net gain (loss)			85,719

Increase (decrease) in net assets from operations			$90,323

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,604	$(6,367)
Net realized gain (loss)		39,352	3,616
Realized gain distributions		173,725	117,271
Net change in unrealized appreciation (depreciation)		(127,358)	191,538

Increase (decrease) in net assets from operations		90,323	306,058

Contract owner transactions:
Proceeds from units sold		811,757	439,049
Cost of units redeemed		(386,344)	(332,654)
Account charges		(725)	(607)
Increase (decrease)		424,688	105,788
Net increase (decrease)		515,011	411,846
Net assets, beginning		1,822,772	1,410,926
Net assets, ending		$2,337,783	$1,822,772

Units sold		572,743	381,319
Units redeemed		(277,768)	(281,624)
Net increase (decrease)		294,975	99,695
Units outstanding, beginning		1,367,183	1,267,488
Units outstanding, ending		1,662,158	1,367,183

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,254,852
Cost of units redeemed/account charges			(1,414,714)
Net investment income (loss)			8,225
Net realized gain (loss)			9,846
Realized gain distributions			449,267
Net change in unrealized appreciation (depreciation)			30,307
Net assets			$2,337,783

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	1,662	$2,338	1.25%	5.5%	12/31/2021	$1.42	0	$0	1.00%	5.8%	12/31/2021	$1.44	0	$0	0.75%	6.0%
12/31/2020	1.33	1,367	1,823	1.25%	19.8%	12/31/2020	1.35	0	0	1.00%	20.1%	12/31/2020	1.36	0	0	0.75%	20.4%
12/31/2019	1.11	1,267	1,411	1.25%	16.1%	12/31/2019	1.12	0	0	1.00%	16.4%	12/31/2019	1.13	0	0	0.75%	16.7%
12/31/2018	0.96	1,384	1,327	1.25%	-8.5%	12/31/2018	0.96	0	0	1.00%	-8.2%	12/31/2018	0.97	0	0	0.75%	-8.0%
12/31/2017	1.05	1,152	1,206	1.25%	4.7%	12/31/2017	1.05	0	0	1.00%	4.9%	12/31/2017	1.05	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	0.50%	6.3%	12/31/2021	$1.47	0	$0	0.25%	6.6%	12/31/2021	$1.49	0	$0	0.00%	6.8%
12/31/2020	1.37	0	0	0.50%	20.7%	12/31/2020	1.38	0	0	0.25%	21.0%	12/31/2020	1.39	0	0	0.00%	21.3%
12/31/2019	1.13	0	0	0.50%	17.0%	12/31/2019	1.14	0	0	0.25%	17.3%	12/31/2019	1.15	0	0	0.00%	17.6%
12/31/2018	0.97	0	0	0.50%	-7.8%	12/31/2018	0.97	0	0	0.25%	-7.5%	12/31/2018	0.98	0	0	0.00%	-7.3%
12/31/2017	1.05	0	0	0.50%	5.1%	12/31/2017	1.05	0	0	0.25%	5.3%	12/31/2017	1.05	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	0.8%
2019	1.5%
2018	1.0%
2017	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,673,004	$5,710,201	140,997
Receivables: investments sold	86,431
Payables: investments purchased	-
Net assets	$6,759,435

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,759,435	3,042,168	$2.22
Band 100	-	-	2.27
Band 75	-	-	2.27
Band 50	-	-	2.29
Band 25	-	-	2.32
Band 0	-	-	2.34
Total	$6,759,435	3,042,168

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(83,667)
Net investment income (loss)			(83,667)

Gain (loss) on investments:
Net realized gain (loss)			708,661
Realized gain distributions			364,967
Net change in unrealized appreciation (depreciation)			(29,832)
Net gain (loss)			1,043,796

Increase (decrease) in net assets from operations			$960,129

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(83,667)	$(27,676)
Net realized gain (loss)		708,661	3,988
Realized gain distributions		364,967	-
Net change in unrealized appreciation (depreciation)		(29,832)	907,870

Increase (decrease) in net assets from operations		960,129	884,182

Contract owner transactions:
Proceeds from units sold		4,613,155	898,836
Cost of units redeemed		(2,068,608)	(157,118)
Account charges		(19,041)	(222)
Increase (decrease)		2,525,506	741,496
Net increase (decrease)		3,485,635	1,625,678
Net assets, beginning		3,273,800	1,648,122
Net assets, ending		$6,759,435	$3,273,800

Units sold		2,358,421	582,862
Units redeemed		(982,213)	(127,297)
Net increase (decrease)		1,376,208	455,565
Units outstanding, beginning		1,665,960	1,210,395
Units outstanding, ending		3,042,168	1,665,960

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,472,880
Cost of units redeemed/account charges			(3,819,049)
Net investment income (loss)			(134,498)
Net realized gain (loss)			892,013
Realized gain distributions			385,286
Net change in unrealized appreciation (depreciation)			962,803
Net assets			$6,759,435

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.22	3,042	$6,759	1.25%	13.1%	12/31/2021	$2.27	0	$0	1.00%	13.4%	12/31/2021	$2.27	0	$0	0.75%	13.6%
12/31/2020	1.97	1,666	3,274	1.25%	44.3%	12/31/2020	2.01	0	0	1.00%	44.7%	12/31/2020	2.00	0	0	0.75%	45.0%
12/31/2019	1.36	1,210	1,648	1.25%	34.5%	12/31/2019	1.39	0	0	1.00%	35.1%	12/31/2019	1.38	0	0	0.75%	35.2%
12/31/2018	1.01	247	250	1.25%	1.6%	12/31/2018	1.03	0	0	1.00%	2.9%	12/31/2018	1.02	0	0	0.75%	2.1%
12/31/2017	1.00	0	0	1.25%	-0.3%	12/31/2017	1.00	0	0	1.00%	-0.2%	12/31/2017	1.00	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.29	0	$0	0.50%	13.9%	12/31/2021	$2.32	0	$0	0.25%	14.2%	12/31/2021	$2.34	0	$0	0.00%	14.5%
12/31/2020	2.01	0	0	0.50%	45.4%	12/31/2020	2.03	0	0	0.25%	45.8%	12/31/2020	2.04	0	0	0.00%	46.1%
12/31/2019	1.38	0	0	0.50%	35.5%	12/31/2019	1.39	0	0	0.25%	35.9%	12/31/2019	1.40	0	0	0.00%	36.2%
12/31/2018	1.02	0	0	0.50%	2.3%	12/31/2018	1.02	0	0	0.25%	2.6%	12/31/2018	1.03	0	0	0.00%	2.9%
12/31/2017	1.00	0	0	0.50%	-0.2%	12/31/2017	1.00	0	0	0.25%	-0.2%	12/31/2017	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,036,792	$9,914,363	231,271
Receivables: investments sold	89,694
Payables: investments purchased	-
Net assets	$11,126,486

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,126,486	4,991,591	$2.23
Band 100	-	-	2.28
Band 75	-	-	2.28
Band 50	-	-	2.30
Band 25	-	-	2.32
Band 0	-	-	2.35
Total	$11,126,486	4,991,591

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(122,478)
Net investment income (loss)			(122,478)

Gain (loss) on investments:
Net realized gain (loss)			1,423,331
Realized gain distributions			497,505
Net change in unrealized appreciation (depreciation)			(599,180)
Net gain (loss)			1,321,656

Increase (decrease) in net assets from operations			$1,199,178

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(122,478)	$(51,365)
Net realized gain (loss)		1,423,331	259,162
Realized gain distributions		497,505	-
Net change in unrealized appreciation (depreciation)		(599,180)	1,586,092

Increase (decrease) in net assets from operations		1,199,178	1,793,889

Contract owner transactions:
Proceeds from units sold		8,532,275	5,438,340
Cost of units redeemed		(5,029,487)	(2,564,314)
Account charges		(15,413)	(2,511)
Increase (decrease)		3,487,375	2,871,515
Net increase (decrease)		4,686,553	4,665,404
Net assets, beginning		6,439,933	1,774,529
Net assets, ending		$11,126,486	$6,439,933

Units sold		4,266,550	3,704,169
Units redeemed		(2,544,822)	(1,735,460)
Net increase (decrease)		1,721,728	1,968,709
Units outstanding, beginning		3,269,863	1,301,154
Units outstanding, ending		4,991,591	3,269,863

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$16,274,037
Cost of units redeemed/account charges			(8,312,116)
Net investment income (loss)			(189,762)
Net realized gain (loss)			1,704,878
Realized gain distributions			527,020
Net change in unrealized appreciation (depreciation)			1,122,429
Net assets			$11,126,486

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.23	4,992	$11,126	1.25%	13.2%	12/31/2021	$2.28	0	$0	1.00%	13.5%	12/31/2021	$2.28	0	$0	0.75%	13.7%
12/31/2020	1.97	3,270	6,440	1.25%	44.4%	12/31/2020	2.01	0	0	1.00%	44.8%	12/31/2020	2.00	0	0	0.75%	45.1%
12/31/2019	1.36	1,301	1,775	1.25%	34.6%	12/31/2019	1.39	0	0	1.00%	35.2%	12/31/2019	1.38	0	0	0.75%	35.2%
12/31/2018	1.01	479	486	1.25%	1.6%	12/31/2018	1.03	0	0	1.00%	2.9%	12/31/2018	1.02	0	0	0.75%	2.1%
12/31/2017	1.00	0	0	1.25%	-0.3%	12/31/2017	1.00	0	0	1.00%	-0.1%	12/31/2017	1.00	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.30	0	$0	0.50%	14.0%	12/31/2021	$2.32	0	$0	0.25%	14.3%	12/31/2021	$2.35	0	$0	0.00%	14.6%
12/31/2020	2.02	0	0	0.50%	45.5%	12/31/2020	2.03	0	0	0.25%	45.9%	12/31/2020	2.05	0	0	0.00%	46.2%
12/31/2019	1.39	0	0	0.50%	35.6%	12/31/2019	1.39	0	0	0.25%	35.9%	12/31/2019	1.40	0	0	0.00%	36.3%
12/31/2018	1.02	0	0	0.50%	2.4%	12/31/2018	1.02	0	0	0.25%	2.7%	12/31/2018	1.03	0	0	0.00%	2.9%
12/31/2017	1.00	0	0	0.50%	-0.2%	12/31/2017	1.00	0	0	0.25%	-0.2%	12/31/2017	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$716,860	$669,668	18,492
Receivables: investments sold	21,180
Payables: investments purchased	-
Net assets	$738,040

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$738,040	339,172	$2.18
Band 100	-	-	2.23
Band 75	-	-	2.22
Band 50	-	-	2.24
Band 25	-	-	2.27
Band 0	-	-	2.29
Total	$738,040	339,172

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(11,372)
Net investment income (loss)			(11,372)

Gain (loss) on investments:
Net realized gain (loss)			306,329
Realized gain distributions			57,646
Net change in unrealized appreciation (depreciation)			(97,020)
Net gain (loss)			266,955

Increase (decrease) in net assets from operations			$255,583

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,372)	$(3,322)
Net realized gain (loss)		306,329	29,798
Realized gain distributions		57,646	-
Net change in unrealized appreciation (depreciation)		(97,020)	132,517

Increase (decrease) in net assets from operations		255,583	158,993

Contract owner transactions:
Proceeds from units sold		2,555,455	422,343
Cost of units redeemed		(2,690,768)	(140,943)
Account charges		(6,718)	(679)
Increase (decrease)		(142,031)	280,721
Net increase (decrease)		113,552	439,714
Net assets, beginning		624,488	184,774
Net assets, ending		$738,040	$624,488

Units sold		1,329,793	272,573
Units redeemed		(1,311,137)	(88,001)
Net increase (decrease)		18,656	184,572
Units outstanding, beginning		320,516	135,944
Units outstanding, ending		339,172	320,516

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,151,476
Cost of units redeemed/account charges			(2,840,269)
Net investment income (loss)			(15,383)
Net realized gain (loss)			336,274
Realized gain distributions			58,750
Net change in unrealized appreciation (depreciation)			47,192
Net assets			$738,040

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.18	339	$738	1.25%	12.5%	12/31/2021	$2.23	0	$0	1.00%	12.8%	12/31/2021	$2.22	0	$0	0.75%	13.1%
12/31/2020	1.93	262	507	1.25%	43.6%	12/31/2020	1.98	0	0	1.00%	43.9%	12/31/2020	1.96	0	0	0.75%	44.3%
12/31/2019	1.35	92	124	1.25%	33.9%	12/31/2019	1.37	0	0	1.00%	34.5%	12/31/2019	1.36	0	0	0.75%	34.5%
12/31/2018	1.01	6	6	1.25%	1.0%	12/31/2018	1.02	0	0	1.00%	2.3%	12/31/2018	1.01	0	0	0.75%	1.5%
12/31/2017	1.00	0	0	1.25%	-0.3%	12/31/2017	1.00	0	0	1.00%	-0.2%	12/31/2017	1.00	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.24	0	$0	0.50%	13.3%	12/31/2021	$2.27	0	$0	0.25%	13.6%	12/31/2021	$2.29	0	$0	0.00%	13.9%
12/31/2020	1.98	0	0	0.50%	44.6%	12/31/2020	2.00	0	0	0.25%	45.0%	12/31/2020	2.01	58	117	0.00%	45.4%
12/31/2019	1.37	0	0	0.50%	34.9%	12/31/2019	1.38	0	0	0.25%	35.2%	12/31/2019	1.38	44	61	0.00%	35.6%
12/31/2018	1.02	0	0	0.50%	1.8%	12/31/2018	1.02	0	0	0.25%	2.0%	12/31/2018	1.02	0	0	0.00%	2.3%
12/31/2017	1.00	0	0	0.50%	-0.3%	12/31/2017	1.00	0	0	0.25%	-0.2%	12/31/2017	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Multi-Asset Income Fund A Class - 06-FRY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$21,975
Mortality & expense charges			(7,509)
Net investment income (loss)			14,466

Gain (loss) on investments:
Net realized gain (loss)			242,792
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(235,691)
Net gain (loss)			7,101

Increase (decrease) in net assets from operations			$21,567

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,466	$171,906
Net realized gain (loss)		242,792	(55,962)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(235,691)	162,693

Increase (decrease) in net assets from operations		21,567	278,637

Contract owner transactions:
Proceeds from units sold		112,456	1,722,526
Cost of units redeemed		(6,748,876)	(1,069,299)
Account charges		(1,061)	(36,259)
Increase (decrease)		(6,637,481)	616,968
Net increase (decrease)		(6,615,914)	895,605
Net assets, beginning		6,615,914	5,720,309
Net assets, ending		$-	$6,615,914

Units sold		102,149	1,643,246
Units redeemed		(5,839,383)	(1,115,746)
Net increase (decrease)		(5,737,234)	527,500
Units outstanding, beginning		5,737,234	5,209,734
Units outstanding, ending		-	5,737,234

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$18,815,658
Cost of units redeemed/account charges			(19,775,409)
Net investment income (loss)			891,140
Net realized gain (loss)			68,611
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	1.25%	5.5%	12/31/2021	$1.23	0	$0	1.00%	5.8%	12/31/2021	$1.24	0	$0	0.75%	6.1%
12/31/2020	1.15	5,737	6,616	1.25%	5.0%	12/31/2020	1.16	0	0	1.00%	5.3%	12/31/2020	1.17	0	0	0.75%	5.5%
12/31/2019	1.10	5,210	5,720	1.25%	12.2%	12/31/2019	1.10	0	0	1.00%	12.5%	12/31/2019	1.11	0	0	0.75%	12.7%
12/31/2018	0.98	10,532	10,308	1.25%	-5.1%	12/31/2018	0.98	0	0	1.00%	-4.8%	12/31/2018	0.99	0	0	0.75%	-4.6%
12/31/2017	1.03	0	0	1.25%	3.1%	12/31/2017	1.03	0	0	1.00%	3.2%	12/31/2017	1.03	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	0.50%	6.3%	12/31/2021	$1.27	0	$0	0.25%	6.6%	12/31/2021	$1.29	0	$0	0.00%	6.8%
12/31/2020	1.18	0	0	0.50%	5.8%	12/31/2020	1.19	0	0	0.25%	6.1%	12/31/2020	1.21	0	0	0.00%	6.3%
12/31/2019	1.12	0	0	0.50%	13.0%	12/31/2019	1.13	0	0	0.25%	13.3%	12/31/2019	1.13	0	0	0.00%	13.6%
12/31/2018	0.99	0	0	0.50%	-4.3%	12/31/2018	0.99	0	0	0.25%	-4.1%	12/31/2018	1.00	0	0	0.00%	-3.9%
12/31/2017	1.03	0	0	0.50%	3.5%	12/31/2017	1.04	0	0	0.25%	3.6%	12/31/2017	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	3.9%
2019	5.9%
2018	9.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Multi-Asset Income Fund K Class - 06-FTF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18	$1	-
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$1	1

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,117
Mortality & expense charges			(355)
Net investment income (loss)			762

Gain (loss) on investments:
Net realized gain (loss)			13,379
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(12,696)
Net gain (loss)			683

Increase (decrease) in net assets from operations			$1,445

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$762	$8,359
Net realized gain (loss)		13,379	(1,337)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(12,696)	6,105

Increase (decrease) in net assets from operations		1,445	13,127

Contract owner transactions:
Proceeds from units sold		1,346	61,795
Cost of units redeemed		(290,459)	(34,992)
Account charges		(30)	(1,306)
Increase (decrease)		(289,143)	25,497
Net increase (decrease)		(287,698)	38,624
Net assets, beginning		287,699	249,075
Net assets, ending		$1	$287,699

Units sold		1,466	56,925
Units redeemed		(248,545)	(34,972)
Net increase (decrease)		(247,079)	21,953
Units outstanding, beginning		247,080	225,127
Units outstanding, ending		1	247,080

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$324,950
Cost of units redeemed/account charges			(351,618)
Net investment income (loss)			14,246
Net realized gain (loss)			12,406
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			17
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	1.25%	5.9%	12/31/2021	$1.25	0	$0	1.00%	6.2%	12/31/2021	$1.26	0	$0	0.75%	6.5%
12/31/2020	1.16	247	288	1.25%	5.2%	12/31/2020	1.17	0	0	1.00%	5.5%	12/31/2020	1.19	0	0	0.75%	5.8%
12/31/2019	1.11	225	249	1.25%	12.6%	12/31/2019	1.11	0	0	1.00%	12.9%	12/31/2019	1.12	0	0	0.75%	13.2%
12/31/2018	0.98	0	0	1.25%	-4.8%	12/31/2018	0.99	0	0	1.00%	-4.5%	12/31/2018	0.99	0	0	0.75%	-4.3%
12/31/2017	1.03	0	0	1.25%	3.2%	12/31/2017	1.03	0	0	1.00%	3.3%	12/31/2017	1.03	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	0	$0	0.50%	6.7%	12/31/2021	$1.29	0	$0	0.25%	7.0%	12/31/2021	$1.31	0	$0	0.00%	7.3%
12/31/2020	1.20	0	0	0.50%	6.0%	12/31/2020	1.21	0	0	0.25%	6.3%	12/31/2020	1.22	0	0	0.00%	6.6%
12/31/2019	1.13	0	0	0.50%	13.5%	12/31/2019	1.13	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.0%
12/31/2018	0.99	0	0	0.50%	-4.1%	12/31/2018	1.00	0	0	0.25%	-3.8%	12/31/2018	1.00	0	0	0.00%	-3.6%
12/31/2017	1.04	0	0	0.50%	3.6%	12/31/2017	1.04	0	0	0.25%	3.7%	12/31/2017	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	4.3%
2019	5.5%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$943,839	$962,424	97,174
Receivables: investments sold	42,477
Payables: investments purchased	-
Net assets	$986,316

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$986,316	890,695	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$986,316	890,695

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$222,883
Mortality & expense charges			(136,662)
Net investment income (loss)			86,221

Gain (loss) on investments:
Net realized gain (loss)			174,419
Realized gain distributions			8,364
Net change in unrealized appreciation (depreciation)			(301,750)
Net gain (loss)			(118,967)

Increase (decrease) in net assets from operations			$(32,746)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$86,221	$70,581
Net realized gain (loss)		174,419	(2,678)
Realized gain distributions		8,364	14,463
Net change in unrealized appreciation (depreciation)		(301,750)	253,738

Increase (decrease) in net assets from operations		(32,746)	336,104

Contract owner transactions:
Proceeds from units sold		10,387,511	2,679,331
Cost of units redeemed		(15,986,519)	(1,385,066)
Account charges		(41,954)	(28,580)
Increase (decrease)		(5,640,962)	1,265,685
Net increase (decrease)		(5,673,708)	1,601,789
Net assets, beginning		6,660,024	5,058,235
Net assets, ending		$986,316	$6,660,024

Units sold		9,421,937	2,602,764
Units redeemed		(14,509,762)	(1,418,620)
Net increase (decrease)		(5,087,825)	1,184,144
Units outstanding, beginning		5,978,520	4,794,376
Units outstanding, ending		890,695	5,978,520

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$30,422,940
Cost of units redeemed/account charges			(29,979,705)
Net investment income (loss)			506,392
Net realized gain (loss)			25,260
Realized gain distributions			30,014
Net change in unrealized appreciation (depreciation)			(18,585)
Net assets			$986,316

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	891	$986	1.25%	-0.6%	12/31/2021	$1.12	0	$0	1.00%	-0.3%	12/31/2021	$1.13	0	$0	0.75%	-0.1%
12/31/2020	1.11	5,979	6,660	1.25%	5.6%	12/31/2020	1.12	0	0	1.00%	5.9%	12/31/2020	1.13	0	0	0.75%	6.1%
12/31/2019	1.06	4,794	5,058	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.4%	12/31/2019	1.07	0	0	0.75%	6.6%
12/31/2018	0.99	10,985	10,922	1.25%	-2.1%	12/31/2018	1.00	0	0	1.00%	-1.8%	12/31/2018	1.00	0	0	0.75%	-1.6%
12/31/2017	1.02	0	0	1.25%	1.5%	12/31/2017	1.02	0	0	1.00%	1.7%	12/31/2017	1.02	0	0	0.75%	1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	0.50%	0.2%	12/31/2021	$1.16	0	$0	0.25%	0.4%	12/31/2021	$1.17	0	$0	0.00%	0.7%
12/31/2020	1.14	0	0	0.50%	6.4%	12/31/2020	1.15	0	0	0.25%	6.6%	12/31/2020	1.16	0	0	0.00%	6.9%
12/31/2019	1.08	0	0	0.50%	6.9%	12/31/2019	1.08	0	0	0.25%	7.2%	12/31/2019	1.09	0	0	0.00%	7.4%
12/31/2018	1.01	0	0	0.50%	-1.3%	12/31/2018	1.01	0	0	0.25%	-1.1%	12/31/2018	1.01	0	0	0.00%	-0.8%
12/31/2017	1.02	0	0	0.50%	1.9%	12/31/2017	1.02	0	0	0.25%	2.1%	12/31/2017	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.8%
2020	2.4%
2019	3.9%
2018	5.2%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,363,362	$14,561,804	1,445,618
Receivables: investments sold	324,117
Payables: investments purchased	-
Net assets	$14,687,479

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,687,479	13,027,964	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$14,687,479	13,027,964

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$80,972
Mortality & expense charges			(49,142)
Net investment income (loss)			31,830

Gain (loss) on investments:
Net realized gain (loss)			17,083
Realized gain distributions			121,578
Net change in unrealized appreciation (depreciation)			(217,061)
Net gain (loss)			(78,400)

Increase (decrease) in net assets from operations			$(46,570)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,830	$5,797
Net realized gain (loss)		17,083	2,515
Realized gain distributions		121,578	819
Net change in unrealized appreciation (depreciation)		(217,061)	10,834

Increase (decrease) in net assets from operations		(46,570)	19,965

Contract owner transactions:
Proceeds from units sold		14,982,727	135,845
Cost of units redeemed		(618,649)	(152,176)
Account charges		(15,267)	(1,302)
Increase (decrease)		14,348,811	(17,633)
Net increase (decrease)		14,302,241	2,332
Net assets, beginning		385,238	382,906
Net assets, ending		$14,687,479	$385,238

Units sold		13,292,882	126,205
Units redeemed		(605,878)	(144,407)
Net increase (decrease)		12,687,004	(18,202)
Units outstanding, beginning		340,960	359,162
Units outstanding, ending		13,027,964	340,960

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,562,417
Cost of units redeemed/account charges			(862,645)
Net investment income (loss)			43,989
Net realized gain (loss)			19,222
Realized gain distributions			122,938
Net change in unrealized appreciation (depreciation)			(198,442)
Net assets			$14,687,479

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.13	13,028	$14,687	1.25%	-0.2%	12/31/2021	$1.14	0	$0	1.00%	0.0%	12/31/2021	$1.15	0	$0	0.75%	0.3%
12/31/2020	1.13	341	385	1.25%	6.0%	12/31/2020	1.14	0	0	1.00%	6.2%	12/31/2020	1.15	0	0	0.75%	6.5%
12/31/2019	1.07	359	383	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.8%	12/31/2019	1.08	0	0	0.75%	7.0%
12/31/2018	1.00	82	82	1.25%	-1.7%	12/31/2018	1.00	0	0	1.00%	-1.5%	12/31/2018	1.01	0	0	0.75%	-1.2%
12/31/2017	1.02	0	0	1.25%	1.8%	12/31/2017	1.02	0	0	1.00%	2.0%	12/31/2017	1.02	0	0	0.75%	2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	0.50%	0.5%	12/31/2021	$1.18	0	$0	0.25%	0.8%	12/31/2021	$1.19	0	$0	0.00%	1.0%
12/31/2020	1.16	0	0	0.50%	6.8%	12/31/2020	1.17	0	0	0.25%	7.0%	12/31/2020	1.18	0	0	0.00%	7.3%
12/31/2019	1.09	0	0	0.50%	7.3%	12/31/2019	1.09	0	0	0.25%	7.6%	12/31/2019	1.10	0	0	0.00%	7.8%
12/31/2018	1.01	0	0	0.50%	-1.0%	12/31/2018	1.02	0	0	0.25%	-0.7%	12/31/2018	1.02	0	0	0.00%	-0.5%
12/31/2017	1.02	0	0	0.50%	2.2%	12/31/2017	1.02	0	0	0.25%	2.4%	12/31/2017	1.03	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	2.7%
2019	3.8%
2018	2.9%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$229,707	$244,048	10,828
Receivables: investments sold	824
Payables: investments purchased	-
Net assets	$230,531

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$230,531	46,400	$4.97
Band 100	-	-	5.13
Band 75	-	-	5.29
Band 50	-	-	5.46
Band 25	-	-	5.64
Band 0	-	-	5.82
Total	$230,531	46,400

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,463)
Net investment income (loss)			(2,463)

Gain (loss) on investments:
Net realized gain (loss)			31,660
Realized gain distributions			16,408
Net change in unrealized appreciation (depreciation)			(35,478)
Net gain (loss)			12,590

Increase (decrease) in net assets from operations			$10,127

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,463)	$(1,505)
Net realized gain (loss)		31,660	(35,646)
Realized gain distributions		16,408	3,553
Net change in unrealized appreciation (depreciation)		(35,478)	12,620

Increase (decrease) in net assets from operations		10,127	(20,978)

Contract owner transactions:
Proceeds from units sold		174,622	414,060
Cost of units redeemed		(319,192)	(330,399)
Account charges		(98)	(27)
Increase (decrease)		(144,668)	83,634
Net increase (decrease)		(134,541)	62,656
Net assets, beginning		365,072	302,416
Net assets, ending		$230,531	$365,072

Units sold		34,724	94,695
Units redeemed		(63,477)	(101,557)
Net increase (decrease)		(28,753)	(6,862)
Units outstanding, beginning		75,153	82,015
Units outstanding, ending		46,400	75,153

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,644,453
Cost of units redeemed/account charges			(5,055,688)
Net investment income (loss)			(53,364)
Net realized gain (loss)			80,342
Realized gain distributions			629,129
Net change in unrealized appreciation (depreciation)			(14,341)
Net assets			$230,531

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.97	46	$231	1.25%	2.3%	12/31/2021	$5.13	0	$0	1.00%	2.5%	12/31/2021	$5.29	0	$0	0.75%	2.8%
12/31/2020	4.86	75	365	1.25%	31.7%	12/31/2020	5.00	0	0	1.00%	32.1%	12/31/2020	5.15	0	0	0.75%	32.4%
12/31/2019	3.69	82	302	1.25%	32.2%	12/31/2019	3.79	0	0	1.00%	32.5%	12/31/2019	3.89	0	0	0.75%	32.9%
12/31/2018	2.79	72	201	1.25%	-6.2%	12/31/2018	2.86	0	0	1.00%	-6.0%	12/31/2018	2.93	0	0	0.75%	-5.8%
12/31/2017	2.97	8	24	1.25%	13.4%	12/31/2017	3.04	0	0	1.00%	13.7%	12/31/2017	3.11	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.46	0	$0	0.50%	3.0%	12/31/2021	$5.64	0	$0	0.25%	3.3%	12/31/2021	$5.82	0	$0	0.00%	3.6%
12/31/2020	5.30	0	0	0.50%	32.7%	12/31/2020	5.46	0	0	0.25%	33.1%	12/31/2020	5.62	0	0	0.00%	33.4%
12/31/2019	3.99	0	0	0.50%	33.2%	12/31/2019	4.10	0	0	0.25%	33.5%	12/31/2019	4.21	0	0	0.00%	33.9%
12/31/2018	3.00	0	0	0.50%	-5.5%	12/31/2018	3.07	0	0	0.25%	-5.3%	12/31/2018	3.15	0	0	0.00%	-5.0%
12/31/2017	3.17	0	0	0.50%	14.3%	12/31/2017	3.24	0	0	0.25%	14.6%	12/31/2017	3.31	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.1%
2018	0.5%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock High Yield Bond Portfolio K Class - 06-33K

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,893,756	$2,872,033	370,219
Receivables: investments sold	9,467
Payables: investments purchased	-
Net assets	$2,903,223

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,903,223	2,407,735	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$2,903,223	2,407,735

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$99,143
Mortality & expense charges			(25,968)
Net investment income (loss)			73,175

Gain (loss) on investments:
Net realized gain (loss)			12,291
Realized gain distributions			10,386
Net change in unrealized appreciation (depreciation)			(11,684)
Net gain (loss)			10,993

Increase (decrease) in net assets from operations			$84,168

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73,175	$52,912
Net realized gain (loss)		12,291	(44,500)
Realized gain distributions		10,386	-
Net change in unrealized appreciation (depreciation)		(11,684)	9,657

Increase (decrease) in net assets from operations		84,168	18,069

Contract owner transactions:
Proceeds from units sold		2,029,311	371,246
Cost of units redeemed		(545,162)	(315,722)
Account charges		(2,245)	(473)
Increase (decrease)		1,481,904	55,051
Net increase (decrease)		1,566,072	73,120
Net assets, beginning		1,337,151	1,264,031
Net assets, ending		$2,903,223	$1,337,151

Units sold		1,710,869	345,246
Units redeemed		(462,188)	(332,821)
Net increase (decrease)		1,248,681	12,425
Units outstanding, beginning		1,159,054	1,146,629
Units outstanding, ending		2,407,735	1,159,054

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,234,559
Cost of units redeemed/account charges			(1,494,884)
Net investment income (loss)			155,798
Net realized gain (loss)			(26,008)
Realized gain distributions			12,035
Net change in unrealized appreciation (depreciation)			21,723
Net assets			$2,903,223

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	2,408	$2,903	1.25%	4.5%	12/31/2021	$1.22	0	$0	1.00%	4.8%	12/31/2021	$1.23	0	$0	0.75%	5.0%
12/31/2020	1.15	1,159	1,337	1.25%	4.7%	12/31/2020	1.16	0	0	1.00%	4.9%	12/31/2020	1.17	0	0	0.75%	5.2%
12/31/2019	1.10	1,147	1,264	1.25%	14.2%	12/31/2019	1.11	0	0	1.00%	14.5%	12/31/2019	1.11	0	0	0.75%	14.8%
12/31/2018	0.97	218	211	1.25%	-3.5%	12/31/2018	0.97	0	0	1.00%	-3.3%	12/31/2018	0.97	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	0.50%	5.3%	12/31/2021	$1.25	0	$0	0.25%	5.6%	12/31/2021	$1.27	0	$0	0.00%	5.8%
12/31/2020	1.18	0	0	0.50%	5.4%	12/31/2020	1.19	0	0	0.25%	5.7%	12/31/2020	1.20	0	0	0.00%	6.0%
12/31/2019	1.12	0	0	0.50%	15.1%	12/31/2019	1.12	0	0	0.25%	15.3%	12/31/2019	1.13	0	0	0.00%	15.6%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.98	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.7%
2020	5.3%
2019	4.6%
2018	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Inflation Protected Bond Fund K Class - 06-3N3

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,402	$16,508	1,409
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$16,407

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,407	13,190	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$16,407	13,190

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$682
Mortality & expense charges			(219)
Net investment income (loss)			463

Gain (loss) on investments:
Net realized gain (loss)			(632)
Realized gain distributions			242
Net change in unrealized appreciation (depreciation)			(198)
Net gain (loss)			(588)

Increase (decrease) in net assets from operations			$(125)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$463	$20
Net realized gain (loss)		(632)	-
Realized gain distributions		242	16
Net change in unrealized appreciation (depreciation)		(198)	92

Increase (decrease) in net assets from operations		(125)	128

Contract owner transactions:
Proceeds from units sold		66,824	12,781
Cost of units redeemed		(59,116)	(4,073)
Account charges		(9)	(3)
Increase (decrease)		7,699	8,705
Net increase (decrease)		7,574	8,833
Net assets, beginning		8,833	-
Net assets, ending		$16,407	$8,833

Units sold		55,782	10,883
Units redeemed		(50,016)	(3,459)
Net increase (decrease)		5,766	7,424
Units outstanding, beginning		7,424	-
Units outstanding, ending		13,190	7,424

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$79,605
Cost of units redeemed/account charges			(63,201)
Net investment income (loss)			483
Net realized gain (loss)			(632)
Realized gain distributions			258
Net change in unrealized appreciation (depreciation)			(106)
Net assets			$16,407

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	13	$16	1.25%	4.6%	12/31/2021	$1.25	0	$0	1.00%	4.8%	12/31/2021	$1.26	0	$0	0.75%	5.1%
12/31/2020	1.19	7	9	1.25%	10.5%	12/31/2020	1.20	0	0	1.00%	10.7%	12/31/2020	1.20	0	0	0.75%	11.0%
12/31/2019	1.08	0	0	1.25%	6.9%	12/31/2019	1.08	0	0	1.00%	7.2%	12/31/2019	1.08	0	0	0.75%	7.5%
12/31/2018	1.01	0	0	1.25%	0.7%	12/31/2018	1.01	0	0	1.00%	0.7%	12/31/2018	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.27	0	$0	0.50%	5.3%	12/31/2021	$1.28	0	$0	0.25%	5.6%	12/31/2021	$1.29	0	$0	0.00%	5.9%
12/31/2020	1.21	0	0	0.50%	11.3%	12/31/2020	1.22	0	0	0.25%	11.6%	12/31/2020	1.22	0	0	0.00%	11.9%
12/31/2019	1.09	0	0	0.50%	7.8%	12/31/2019	1.09	0	0	0.25%	8.0%	12/31/2019	1.09	0	0	0.00%	8.3%
12/31/2018	1.01	0	0	0.50%	0.8%	12/31/2018	1.01	0	0	0.25%	0.8%	12/31/2018	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.4%
2020	1.1%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares S&P 500 Index Fund K Class - 06-3G4

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,650,247	$6,589,083	13,533
Receivables: investments sold	-
Payables: investments purchased	(64,988)
Net assets	$7,585,259

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,585,259	4,434,540	$1.71
Band 100	-	-	1.73
Band 75	-	-	1.74
Band 50	-	-	1.76
Band 25	-	-	1.77
Band 0	-	-	1.79
Total	$7,585,259	4,434,540

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$83,635
Mortality & expense charges			(69,616)
Net investment income (loss)			14,019

Gain (loss) on investments:
Net realized gain (loss)			1,194,748
Realized gain distributions			43,216
Net change in unrealized appreciation (depreciation)			138,749
Net gain (loss)			1,376,713

Increase (decrease) in net assets from operations			$1,390,732

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,019	$22,055
Net realized gain (loss)		1,194,748	145,419
Realized gain distributions		43,216	5,813
Net change in unrealized appreciation (depreciation)		138,749	812,728

Increase (decrease) in net assets from operations		1,390,732	986,015

Contract owner transactions:
Proceeds from units sold		6,714,895	5,325,607
Cost of units redeemed		(5,469,689)	(3,648,159)
Account charges		(10,202)	(8,650)
Increase (decrease)		1,235,004	1,668,798
Net increase (decrease)		2,625,736	2,654,813
Net assets, beginning		4,959,523	2,304,710
Net assets, ending		$7,585,259	$4,959,523

Units sold		5,231,232	4,981,600
Units redeemed		(4,480,446)	(3,299,945)
Net increase (decrease)		750,786	1,681,655
Units outstanding, beginning		3,683,754	2,002,099
Units outstanding, ending		4,434,540	3,683,754

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,266,565
Cost of units redeemed/account charges			(9,186,323)
Net investment income (loss)			49,279
Net realized gain (loss)			1,345,545
Realized gain distributions			49,029
Net change in unrealized appreciation (depreciation)			1,061,164
Net assets			$7,585,259

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	4,435	$7,585	1.25%	27.0%	12/31/2021	$1.73	0	$0	1.00%	27.4%	12/31/2021	$1.74	0	$0	0.75%	27.7%
12/31/2020	1.35	3,684	4,960	1.25%	17.0%	12/31/2020	1.35	0	0	1.00%	17.2%	12/31/2020	1.36	0	0	0.75%	17.5%
12/31/2019	1.15	2,002	2,305	1.25%	29.8%	12/31/2019	1.16	0	0	1.00%	30.1%	12/31/2019	1.16	0	0	0.75%	30.5%
12/31/2018	0.89	0	0	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	0	$0	0.50%	28.0%	12/31/2021	$1.77	0	$0	0.25%	28.3%	12/31/2021	$1.79	0	$0	0.00%	28.6%
12/31/2020	1.37	0	0	0.50%	17.8%	12/31/2020	1.38	0	0	0.25%	18.1%	12/31/2020	1.39	0	0	0.00%	18.4%
12/31/2019	1.16	0	0	0.50%	30.8%	12/31/2019	1.17	0	0	0.25%	31.1%	12/31/2019	1.17	0	0	0.00%	31.4%
12/31/2018	0.89	0	0	0.50%	-11.0%	12/31/2018	0.89	0	0	0.25%	-10.9%	12/31/2018	0.89	0	0	0.00%	-10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.9%
2019	1.6%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Russell Mid-Cap Index Fund K Class - 06-3GM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$477,195	$421,732	31,663
Receivables: investments sold	-
Payables: investments purchased	(32)
Net assets	$477,163

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$477,163	309,388	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.57
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.61
Total	$477,163	309,388

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,265
Mortality & expense charges			(2,627)
Net investment income (loss)			1,638

Gain (loss) on investments:
Net realized gain (loss)			6,559
Realized gain distributions			13,737
Net change in unrealized appreciation (depreciation)			33,117
Net gain (loss)			53,413

Increase (decrease) in net assets from operations			$55,051

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,638	$1,580
Net realized gain (loss)		6,559	(355)
Realized gain distributions		13,737	2,965
Net change in unrealized appreciation (depreciation)		33,117	22,346

Increase (decrease) in net assets from operations		55,051	26,536

Contract owner transactions:
Proceeds from units sold		270,538	357,836
Cost of units redeemed		(50,312)	(182,246)
Account charges		(227)	(13)
Increase (decrease)		219,999	175,577
Net increase (decrease)		275,050	202,113
Net assets, beginning		202,113	-
Net assets, ending		$477,163	$202,113

Units sold		183,891	319,807
Units redeemed		(33,140)	(161,170)
Net increase (decrease)		150,751	158,637
Units outstanding, beginning		158,637	-
Units outstanding, ending		309,388	158,637

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$628,374
Cost of units redeemed/account charges			(232,798)
Net investment income (loss)			3,218
Net realized gain (loss)			6,204
Realized gain distributions			16,702
Net change in unrealized appreciation (depreciation)			55,463
Net assets			$477,163

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	309	$477	1.25%	21.1%	12/31/2021	$1.56	0	$0	1.00%	21.4%	12/31/2021	$1.57	0	$0	0.75%	21.7%
12/31/2020	1.27	159	202	1.25%	15.7%	12/31/2020	1.28	0	0	1.00%	16.0%	12/31/2020	1.29	0	0	0.75%	16.2%
12/31/2019	1.10	0	0	1.25%	28.8%	12/31/2019	1.11	0	0	1.00%	29.1%	12/31/2019	1.11	0	0	0.75%	29.5%
12/31/2018	0.86	0	0	1.25%	-14.5%	12/31/2018	0.86	0	0	1.00%	-14.4%	12/31/2018	0.86	0	0	0.75%	-14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	0.50%	22.0%	12/31/2021	$1.60	0	$0	0.25%	22.3%	12/31/2021	$1.61	0	$0	0.00%	22.6%
12/31/2020	1.30	0	0	0.50%	16.5%	12/31/2020	1.31	0	0	0.25%	16.8%	12/31/2020	1.31	0	0	0.00%	17.1%
12/31/2019	1.11	0	0	0.50%	29.8%	12/31/2019	1.12	0	0	0.25%	30.1%	12/31/2019	1.12	0	0	0.00%	30.4%
12/31/2018	0.86	0	0	0.50%	-14.2%	12/31/2018	0.86	0	0	0.25%	-14.1%	12/31/2018	0.86	0	0	0.00%	-14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	2.5%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$954,569	$815,658	37,370
Receivables: investments sold	11,085
Payables: investments purchased	-
Net assets	$965,654

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$965,654	727,400	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$965,654	727,400

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,392
Mortality & expense charges			(9,988)
Net investment income (loss)			404

Gain (loss) on investments:
Net realized gain (loss)			40,769
Realized gain distributions			56,945
Net change in unrealized appreciation (depreciation)			(24,545)
Net gain (loss)			73,169

Increase (decrease) in net assets from operations			$73,573

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$404	$1,337
Net realized gain (loss)		40,769	(3,699)
Realized gain distributions		56,945	1,975
Net change in unrealized appreciation (depreciation)		(24,545)	159,157

Increase (decrease) in net assets from operations		73,573	158,770

Contract owner transactions:
Proceeds from units sold		621,457	570,068
Cost of units redeemed		(321,333)	(294,851)
Account charges		(2,173)	(1,041)
Increase (decrease)		297,951	274,176
Net increase (decrease)		371,524	432,946
Net assets, beginning		594,130	161,184
Net assets, ending		$965,654	$594,130

Units sold		463,844	721,783
Units redeemed		(243,770)	(377,572)
Net increase (decrease)		220,074	344,211
Units outstanding, beginning		507,326	163,115
Units outstanding, ending		727,400	507,326

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,359,803
Cost of units redeemed/account charges			(634,996)
Net investment income (loss)			2,689
Net realized gain (loss)			37,159
Realized gain distributions			62,088
Net change in unrealized appreciation (depreciation)			138,911
Net assets			$965,654

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	727	$966	1.25%	13.4%	12/31/2021	$1.34	0	$0	1.00%	13.6%	12/31/2021	$1.35	0	$0	0.75%	13.9%
12/31/2020	1.17	507	594	1.25%	18.5%	12/31/2020	1.18	0	0	1.00%	18.8%	12/31/2020	1.19	0	0	0.75%	19.1%
12/31/2019	0.99	163	161	1.25%	24.1%	12/31/2019	0.99	0	0	1.00%	24.4%	12/31/2019	1.00	0	0	0.75%	24.7%
12/31/2018	0.80	0	0	1.25%	-20.3%	12/31/2018	0.80	0	0	1.00%	-20.3%	12/31/2018	0.80	0	0	0.75%	-20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	0.50%	14.2%	12/31/2021	$1.37	0	$0	0.25%	14.5%	12/31/2021	$1.39	0	$0	0.00%	14.8%
12/31/2020	1.19	0	0	0.50%	19.4%	12/31/2020	1.20	0	0	0.25%	19.7%	12/31/2020	1.21	0	0	0.00%	20.0%
12/31/2019	1.00	0	0	0.50%	25.0%	12/31/2019	1.00	0	0	0.25%	25.3%	12/31/2019	1.01	0	0	0.00%	25.6%
12/31/2018	0.80	0	0	0.50%	-20.1%	12/31/2018	0.80	0	0	0.25%	-20.0%	12/31/2018	0.80	0	0	0.00%	-19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.5%
2019	2.7%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares MSCI EAFE International Index Fund K Class - 06-3VK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$194,374	$180,362	12,296
Receivables: investments sold	643
Payables: investments purchased	-
Net assets	$195,017

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$195,017	149,594	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$195,017	149,594

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,583
Mortality & expense charges			(1,595)
Net investment income (loss)			3,988

Gain (loss) on investments:
Net realized gain (loss)			181
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,487
Net gain (loss)			3,668

Increase (decrease) in net assets from operations			$7,656

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,988	$1,051
Net realized gain (loss)		181	(12)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,487	10,525

Increase (decrease) in net assets from operations		7,656	11,564

Contract owner transactions:
Proceeds from units sold		189,469	137,774
Cost of units redeemed		(88,326)	(63,030)
Account charges		(65)	(25)
Increase (decrease)		101,078	74,719
Net increase (decrease)		108,734	86,283
Net assets, beginning		86,283	-
Net assets, ending		$195,017	$86,283

Units sold		143,534	134,886
Units redeemed		(66,709)	(62,117)
Net increase (decrease)		76,825	72,769
Units outstanding, beginning		72,769	-
Units outstanding, ending		149,594	72,769

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$327,243
Cost of units redeemed/account charges			(151,446)
Net investment income (loss)			5,039
Net realized gain (loss)			169
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,012
Net assets			$195,017

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	150	$195	1.25%	9.9%	12/31/2021	$1.31	0	$0	1.00%	10.2%	12/31/2021	$1.32	0	$0	0.75%	10.5%
12/31/2020	1.19	73	86	1.25%	6.7%	12/31/2020	1.19	0	0	1.00%	7.0%	12/31/2020	1.20	0	0	0.75%	7.3%
12/31/2019	1.11	0	0	1.25%	11.1%	12/31/2019	1.11	0	0	1.00%	11.3%	12/31/2019	1.12	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	10.8%	12/31/2021	$1.34	0	$0	0.25%	11.1%	12/31/2021	$1.35	0	$0	0.00%	11.3%
12/31/2020	1.20	0	0	0.50%	7.5%	12/31/2020	1.21	0	0	0.25%	7.8%	12/31/2020	1.21	0	0	0.00%	8.1%
12/31/2019	1.12	0	0	0.50%	11.8%	12/31/2019	1.12	0	0	0.25%	12.1%	12/31/2019	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.0%
2020	3.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Total U.S. Stock Market Index Fund K Class - 06-3XR (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.71
Band 100	-	-	1.72
Band 75	-	-	1.73
Band 50	-	-	1.75
Band 25	-	-	1.76
Band 0	-	-	1.77
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	0	$0	1.25%	24.0%	12/31/2021	$1.72	0	$0	1.00%	24.3%	12/31/2021	$1.73	0	$0	0.75%	24.6%
12/31/2020	1.38	0	0	1.25%	19.3%	12/31/2020	1.39	0	0	1.00%	19.6%	12/31/2020	1.39	0	0	0.75%	19.9%
12/31/2019	1.16	0	0	1.25%	15.7%	12/31/2019	1.16	0	0	1.00%	15.9%	12/31/2019	1.16	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	0	$0	0.50%	24.9%	12/31/2021	$1.76	0	$0	0.25%	25.3%	12/31/2021	$1.77	0	$0	0.00%	25.6%
12/31/2020	1.40	0	0	0.50%	20.2%	12/31/2020	1.40	0	0	0.25%	20.5%	12/31/2020	1.41	0	0	0.00%	20.8%
12/31/2019	1.16	0	0	0.50%	16.2%	12/31/2019	1.16	0	0	0.25%	16.4%	12/31/2019	1.17	0	0	0.00%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,012	$16,286	1,527
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$16,018

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,018	14,600	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$16,018	14,600

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$172
Mortality & expense charges			(124)
Net investment income (loss)			48

Gain (loss) on investments:
Net realized gain (loss)			(731)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(109)
Net gain (loss)			(840)

Increase (decrease) in net assets from operations			$(792)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$48	$141
Net realized gain (loss)		(731)	-
Realized gain distributions		-	64
Net change in unrealized appreciation (depreciation)		(109)	(165)

Increase (decrease) in net assets from operations		(792)	40

Contract owner transactions:
Proceeds from units sold		31,241	31,472
Cost of units redeemed		(45,857)	-
Account charges		(9)	(77)
Increase (decrease)		(14,625)	31,395
Net increase (decrease)		(15,417)	31,435
Net assets, beginning		31,435	-
Net assets, ending		$16,018	$31,435

Units sold		28,105	27,855
Units redeemed		(41,292)	(68)
Net increase (decrease)		(13,187)	27,787
Units outstanding, beginning		27,787	-
Units outstanding, ending		14,600	27,787

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$62,713
Cost of units redeemed/account charges			(45,943)
Net investment income (loss)			189
Net realized gain (loss)			(731)
Realized gain distributions			64
Net change in unrealized appreciation (depreciation)			(274)
Net assets			$16,018

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	15	$16	1.25%	-3.0%	12/31/2021	$1.11	0	$0	1.00%	-2.8%	12/31/2021	$1.11	0	$0	0.75%	-2.5%
12/31/2020	1.13	28	31	1.25%	6.3%	12/31/2020	1.14	0	0	1.00%	6.6%	12/31/2020	1.14	0	0	0.75%	6.8%
12/31/2019	1.06	0	0	1.25%	6.4%	12/31/2019	1.07	0	0	1.00%	6.7%	12/31/2019	1.07	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	0	$0	0.50%	-2.3%	12/31/2021	$1.13	0	$0	0.25%	-2.0%	12/31/2021	$1.14	0	$0	0.00%	-1.8%
12/31/2020	1.15	0	0	0.50%	7.1%	12/31/2020	1.15	0	0	0.25%	7.4%	12/31/2020	1.16	0	0	0.00%	7.6%
12/31/2019	1.07	0	0	0.50%	7.1%	12/31/2019	1.07	0	0	0.25%	7.3%	12/31/2019	1.08	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	1.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Russell 1000LgCp Idx K Class - 06-46P

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,453	$76,207	3,529
Receivables: investments sold	-
Payables: investments purchased	(378)
Net assets	$109,075

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$109,075	66,279	$1.65
Band 100	-	-	1.66
Band 75	-	-	1.67
Band 50	-	-	1.67
Band 25	-	-	1.68
Band 0	-	-	1.69
Total	$109,075	66,279

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,285
Mortality & expense charges			(1,181)
Net investment income (loss)			104

Gain (loss) on investments:
Net realized gain (loss)			495
Realized gain distributions			783
Net change in unrealized appreciation (depreciation)			19,330
Net gain (loss)			20,608

Increase (decrease) in net assets from operations			$20,712

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$104	$437
Net realized gain (loss)		495	17
Realized gain distributions		783	77
Net change in unrealized appreciation (depreciation)		19,330	13,916

Increase (decrease) in net assets from operations		20,712	14,447

Contract owner transactions:
Proceeds from units sold		9,283	123,317
Cost of units redeemed		(1,388)	(57,291)
Account charges		-	(5)
Increase (decrease)		7,895	66,021
Net increase (decrease)		28,607	80,468
Net assets, beginning		80,468	-
Net assets, ending		$109,075	$80,468

Units sold		6,142	115,082
Units redeemed		(884)	(54,061)
Net increase (decrease)		5,258	61,021
Units outstanding, beginning		61,021	-
Units outstanding, ending		66,279	61,021

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$132,600
Cost of units redeemed/account charges			(58,684)
Net investment income (loss)			541
Net realized gain (loss)			512
Realized gain distributions			860
Net change in unrealized appreciation (depreciation)			33,246
Net assets			$109,075

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	66	$109	1.25%	24.8%	12/31/2021	$1.66	0	$0	1.00%	25.1%	12/31/2021	$1.67	0	$0	0.75%	25.4%
12/31/2020	1.32	61	80	1.25%	19.3%	12/31/2020	1.32	0	0	1.00%	19.6%	12/31/2020	1.33	0	0	0.75%	19.9%
12/31/2019	1.10	0	0	1.25%	10.5%	12/31/2019	1.11	0	0	1.00%	10.6%	12/31/2019	1.11	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.67	0	$0	0.50%	25.7%	12/31/2021	$1.68	0	$0	0.25%	26.1%	12/31/2021	$1.69	0	$0	0.00%	26.4%
12/31/2020	1.33	0	0	0.50%	20.2%	12/31/2020	1.34	0	0	0.25%	20.5%	12/31/2020	1.34	0	0	0.00%	20.8%
12/31/2019	1.11	0	0	0.50%	10.8%	12/31/2019	1.11	0	0	0.25%	10.9%	12/31/2019	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Advg Small Cap Gr K Class - 06-46J (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.54
Band 25	-	-	1.54
Band 0	-	-	1.55
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	1.25%	2.3%	12/31/2021	$1.52	0	$0	1.00%	2.6%	12/31/2021	$1.53	0	$0	0.75%	2.8%
12/31/2020	1.47	0	0	1.25%	31.9%	12/31/2020	1.48	0	0	1.00%	32.2%	12/31/2020	1.48	0	0	0.75%	32.5%
12/31/2019	1.12	0	0	1.25%	11.8%	12/31/2019	1.12	0	0	1.00%	11.9%	12/31/2019	1.12	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	3.1%	12/31/2021	$1.54	0	$0	0.25%	3.4%	12/31/2021	$1.55	0	$0	0.00%	3.6%
12/31/2020	1.49	0	0	0.50%	32.9%	12/31/2020	1.49	0	0	0.25%	33.2%	12/31/2020	1.50	0	0	0.00%	33.5%
12/31/2019	1.12	0	0	0.50%	12.1%	12/31/2019	1.12	0	0	0.25%	12.2%	12/31/2019	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares MSCI Total Intl Idx K Class - 06-46N

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,093	$1,110	113
Receivables: investments sold	140
Payables: investments purchased	-
Net assets	$1,233

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,233	948	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$1,233	948

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$40,222
Mortality & expense charges			(20,066)
Net investment income (loss)			20,156

Gain (loss) on investments:
Net realized gain (loss)			319,167
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(193,056)
Net gain (loss)			126,111

Increase (decrease) in net assets from operations			$146,267

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,156	$14,175
Net realized gain (loss)		319,167	(72)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(193,056)	165,634

Increase (decrease) in net assets from operations		146,267	179,737

Contract owner transactions:
Proceeds from units sold		574,548	371,283
Cost of units redeemed		(2,397,511)	(128,515)
Account charges		(5,594)	(5,418)
Increase (decrease)		(1,828,557)	237,350
Net increase (decrease)		(1,682,290)	417,087
Net assets, beginning		1,683,523	1,266,436
Net assets, ending		$1,233	$1,683,523

Units sold		441,080	364,423
Units redeemed		(1,816,660)	(120,609)
Net increase (decrease)		(1,375,580)	243,814
Units outstanding, beginning		1,376,528	1,132,714
Units outstanding, ending		948	1,376,528

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,241,085
Cost of units redeemed/account charges			(2,602,606)
Net investment income (loss)			42,556
Net realized gain (loss)			320,215
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(17)
Net assets			$1,233

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	1	$1	1.25%	6.4%	12/31/2021	$1.31	0	$0	1.00%	6.6%	12/31/2021	$1.32	0	$0	0.75%	6.9%
12/31/2020	1.22	1,377	1,684	1.25%	9.4%	12/31/2020	1.23	0	0	1.00%	9.7%	12/31/2020	1.23	0	0	0.75%	9.9%
12/31/2019	1.12	1,133	1,266	1.25%	11.8%	12/31/2019	1.12	0	0	1.00%	11.9%	12/31/2019	1.12	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	0.50%	7.2%	12/31/2021	$1.33	0	$0	0.25%	7.4%	12/31/2021	$1.34	0	$0	0.00%	7.7%
12/31/2020	1.24	0	0	0.50%	10.2%	12/31/2020	1.24	0	0	0.25%	10.5%	12/31/2020	1.24	0	0	0.00%	10.8%
12/31/2019	1.12	0	0	0.50%	12.1%	12/31/2019	1.12	0	0	0.25%	12.2%	12/31/2019	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.8%
2020	2.1%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,560	$14,211	1,043
Receivables: investments sold	-
Payables: investments purchased	(39)
Net assets	$14,521

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,521	11,076	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.34
Total	$14,521	11,076

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$161
Mortality & expense charges			(52)
Net investment income (loss)			109

Gain (loss) on investments:
Net realized gain (loss)			98
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			340
Net gain (loss)			438

Increase (decrease) in net assets from operations			$547

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$109	$1
Net realized gain (loss)		98	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		340	9

Increase (decrease) in net assets from operations		547	10

Contract owner transactions:
Proceeds from units sold		14,784	318
Cost of units redeemed		(1,070)	-
Account charges		(68)	-
Increase (decrease)		13,646	318
Net increase (decrease)		14,193	328
Net assets, beginning		328	-
Net assets, ending		$14,521	$328

Units sold		11,684	294
Units redeemed		(902)	-
Net increase (decrease)		10,782	294
Units outstanding, beginning		294	-
Units outstanding, ending		11,076	294

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,102
Cost of units redeemed/account charges			(1,138)
Net investment income (loss)			110
Net realized gain (loss)			98
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			349
Net assets			$14,521

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	11	$15	1.25%	17.4%	12/31/2021	$1.32	0	$0	1.00%	17.7%	12/31/2021	$1.32	0	$0	0.75%	18.0%
12/31/2020	1.12	0	0	1.25%	11.7%	12/31/2020	1.12	0	0	1.00%	11.9%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	18.3%	12/31/2021	$1.34	0	$0	0.25%	18.6%	12/31/2021	$1.34	0	$0	0.00%	18.9%
12/31/2020	1.12	0	0	0.50%	12.4%	12/31/2020	1.13	0	0	0.25%	12.6%	12/31/2020	1.13	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Strategic Global Bond Fund R Class - 06-4PX (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	-2.4%	12/31/2021	$1.00	0	$0	1.00%	-2.2%	12/31/2021	$1.01	0	$0	0.75%	-1.9%
12/31/2020	1.03	0	0	1.25%	2.6%	12/31/2020	1.03	0	0	1.00%	2.6%	12/31/2020	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	-1.7%	12/31/2021	$1.01	0	$0	0.25%	-1.4%	12/31/2021	$1.02	0	$0	0.00%	-1.2%
12/31/2020	1.03	0	0	0.50%	2.7%	12/31/2020	1.03	0	0	0.25%	2.7%	12/31/2020	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Advisor Small Cap Core K Retirement Class - 06-4YM (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	1.25%	1.5%	12/31/2021	$1.02	0	$0	1.00%	1.6%	12/31/2021	$1.02	0	$0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.8%	12/31/2021	$1.02	0	$0	0.25%	1.9%	12/31/2021	$1.02	0	$0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock GNMA Inv A Class - 06-4WH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$697,354	$706,335	75,219
Receivables: investments sold	-
Payables: investments purchased	(69)
Net assets	$697,285

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$697,285	712,295	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$697,285	712,295

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,524
Mortality & expense charges			(4,163)
Net investment income (loss)			361

Gain (loss) on investments:
Net realized gain (loss)			(633)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,981)
Net gain (loss)			(9,614)

Increase (decrease) in net assets from operations			$(9,253)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$361	$-
Net realized gain (loss)		(633)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,981)	-

Increase (decrease) in net assets from operations		(9,253)	-

Contract owner transactions:
Proceeds from units sold		791,343	-
Cost of units redeemed		(84,373)	-
Account charges		(432)	-
Increase (decrease)		706,538	-
Net increase (decrease)		697,285	-
Net assets, beginning		-	-
Net assets, ending		$697,285	$-

Units sold		798,457	-
Units redeemed		(86,162)	-
Net increase (decrease)		712,295	-
Units outstanding, beginning		-	-
Units outstanding, ending		712,295	-

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$791,343
Cost of units redeemed/account charges			(84,805)
Net investment income (loss)			361
Net realized gain (loss)			(633)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,981)
Net assets			$697,285

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	712	$697	1.25%	-2.1%	12/31/2021	$0.98	0	$0	1.00%	-1.9%	12/31/2021	$0.98	0	$0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	0	$0	0.50%	-1.6%	12/31/2021	$0.99	0	$0	0.25%	-1.5%	12/31/2021	$0.99	0	$0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Allocation Fund Institutional Class - 06-528

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,670,796	$1,598,069	80,039
Receivables: investments sold	7,630
Payables: investments purchased	-
Net assets	$1,678,426

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,678,426	706,247	$2.38
Band 100	-	-	2.45
Band 75	-	-	2.53
Band 50	-	-	2.61
Band 25	-	-	2.70
Band 0	-	-	2.78
Total	$1,678,426	706,247

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$20,203
Mortality & expense charges			(21,092)
Net investment income (loss)			(889)

Gain (loss) on investments:
Net realized gain (loss)			32,088
Realized gain distributions			140,152
Net change in unrealized appreciation (depreciation)			(82,662)
Net gain (loss)			89,578

Increase (decrease) in net assets from operations			$88,689

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(889)	$(7,874)
Net realized gain (loss)		32,088	(8,341)
Realized gain distributions		140,152	103,557
Net change in unrealized appreciation (depreciation)		(82,662)	171,762

Increase (decrease) in net assets from operations		88,689	259,104

Contract owner transactions:
Proceeds from units sold		233,619	206,361
Cost of units redeemed		(272,204)	(334,754)
Account charges		(169)	(243)
Increase (decrease)		(38,754)	(128,636)
Net increase (decrease)		49,935	130,468
Net assets, beginning		1,628,491	1,498,023
Net assets, ending		$1,678,426	$1,628,491

Units sold		102,114	108,851
Units redeemed		(118,167)	(181,312)
Net increase (decrease)		(16,053)	(72,461)
Units outstanding, beginning		722,300	794,761
Units outstanding, ending		706,247	722,300

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,977,630
Cost of units redeemed/account charges			(5,334,227)
Net investment income (loss)			22,439
Net realized gain (loss)			28,930
Realized gain distributions			910,927
Net change in unrealized appreciation (depreciation)			72,727
Net assets			$1,678,426

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.38	706	$1,678	1.25%	5.4%	12/31/2021	$2.45	0	$0	1.00%	5.7%	12/31/2021	$2.53	0	$0	0.75%	5.9%
12/31/2020	2.25	722	1,628	1.25%	19.6%	12/31/2020	2.32	0	0	1.00%	19.9%	12/31/2020	2.39	0	0	0.75%	20.2%
12/31/2019	1.88	795	1,498	1.25%	16.1%	12/31/2019	1.94	0	0	1.00%	16.4%	12/31/2019	1.99	0	0	0.75%	16.7%
12/31/2018	1.62	855	1,388	1.25%	-8.5%	12/31/2018	1.66	0	0	1.00%	-8.3%	12/31/2018	1.70	0	0	0.75%	-8.1%
12/31/2017	1.78	1,124	1,995	1.25%	12.2%	12/31/2017	1.81	0	0	1.00%	12.5%	12/31/2017	1.85	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.61	0	$0	0.50%	6.2%	12/31/2021	$2.70	0	$0	0.25%	6.5%	12/31/2021	$2.78	0	$0	0.00%	6.7%
12/31/2020	2.46	0	0	0.50%	20.5%	12/31/2020	2.53	0	0	0.25%	20.8%	12/31/2020	2.61	0	0	0.00%	21.1%
12/31/2019	2.04	0	0	0.50%	17.0%	12/31/2019	2.10	0	0	0.25%	17.3%	12/31/2019	2.15	0	0	0.00%	17.5%
12/31/2018	1.75	0	0	0.50%	-7.8%	12/31/2018	1.79	0	0	0.25%	-7.6%	12/31/2018	1.83	0	0	0.00%	-7.4%
12/31/2017	1.89	0	0	0.50%	13.0%	12/31/2017	1.94	0	0	0.25%	13.3%	12/31/2017	1.98	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	0.7%
2019	1.4%
2018	0.8%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Allocation Fund R Class - 06-527

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,461,456	$2,375,645	125,158
Receivables: investments sold	-
Payables: investments purchased	(18,372)
Net assets	$2,443,084

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,236,579	1,016,820	$2.20
Band 100	206,505	90,957	2.27
Band 75	-	-	2.34
Band 50	-	-	2.42
Band 25	-	-	2.50
Band 0	-	-	2.58
Total	$2,443,084	1,107,777

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16,734
Mortality & expense charges			(35,405)
Net investment income (loss)			(18,671)

Gain (loss) on investments:
Net realized gain (loss)			77,454
Realized gain distributions			248,120
Net change in unrealized appreciation (depreciation)			(167,508)
Net gain (loss)			158,066

Increase (decrease) in net assets from operations			$139,395

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,671)	$(26,750)
Net realized gain (loss)		77,454	5,672
Realized gain distributions		248,120	185,302
Net change in unrealized appreciation (depreciation)		(167,508)	272,539

Increase (decrease) in net assets from operations		139,395	436,763

Contract owner transactions:
Proceeds from units sold		309,021	385,534
Cost of units redeemed		(707,836)	(315,853)
Account charges		(2,771)	(3,042)
Increase (decrease)		(401,586)	66,639
Net increase (decrease)		(262,191)	503,402
Net assets, beginning		2,705,275	2,201,873
Net assets, ending		$2,443,084	$2,705,275

Units sold		142,893	216,415
Units redeemed		(320,779)	(175,459)
Net increase (decrease)		(177,886)	40,956
Units outstanding, beginning		1,285,663	1,244,707
Units outstanding, ending		1,107,777	1,285,663

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,064,006
Cost of units redeemed/account charges			(10,168,351)
Net investment income (loss)			(76,066)
Net realized gain (loss)			(83,336)
Realized gain distributions			1,621,020
Net change in unrealized appreciation (depreciation)			85,811
Net assets			$2,443,084

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.20	1,017	$2,237	1.25%	4.7%	12/31/2021	$2.27	91	$207	1.00%	5.0%	12/31/2021	$2.34	0	$0	0.75%	5.3%
12/31/2020	2.10	1,201	2,523	1.25%	18.9%	12/31/2020	2.16	84	182	1.00%	19.2%	12/31/2020	2.23	0	0	0.75%	19.5%
12/31/2019	1.77	1,161	2,050	1.25%	15.3%	12/31/2019	1.81	84	152	1.00%	15.6%	12/31/2019	1.86	0	0	0.75%	15.9%
12/31/2018	1.53	1,364	2,089	1.25%	-9.1%	12/31/2018	1.57	90	142	1.00%	-8.8%	12/31/2018	1.61	0	0	0.75%	-8.6%
12/31/2017	1.68	1,300	2,188	1.25%	11.5%	12/31/2017	1.72	111	192	1.00%	11.8%	12/31/2017	1.76	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.42	0	$0	0.50%	5.5%	12/31/2021	$2.50	0	$0	0.25%	5.8%	12/31/2021	$2.58	0	$0	0.00%	6.1%
12/31/2020	2.29	0	0	0.50%	19.8%	12/31/2020	2.36	0	0	0.25%	20.1%	12/31/2020	2.43	0	0	0.00%	20.4%
12/31/2019	1.91	0	0	0.50%	16.2%	12/31/2019	1.96	0	0	0.25%	16.5%	12/31/2019	2.02	0	0	0.00%	16.8%
12/31/2018	1.65	0	0	0.50%	-8.4%	12/31/2018	1.69	0	0	0.25%	-8.1%	12/31/2018	1.73	0	0	0.00%	-7.9%
12/31/2017	1.80	0	0	0.50%	12.4%	12/31/2017	1.84	0	0	0.25%	12.7%	12/31/2017	1.88	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.1%
2019	0.9%
2018	0.3%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Balanced Allocation Fund R6 Class - 06-FNJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,996,121	$2,148,902	250,236
Receivables: investments sold	762
Payables: investments purchased	-
Net assets	$1,996,883

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,996,883	1,312,660	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$1,996,883	1,312,660

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$47,240
Mortality & expense charges			(29,495)
Net investment income (loss)			17,745

Gain (loss) on investments:
Net realized gain (loss)			(12,196)
Realized gain distributions			187,156
Net change in unrealized appreciation (depreciation)			85,985
Net gain (loss)			260,945

Increase (decrease) in net assets from operations			$278,690

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,745	$35,029
Net realized gain (loss)		(12,196)	(52,367)
Realized gain distributions		187,156	254,562
Net change in unrealized appreciation (depreciation)		85,985	28,404

Increase (decrease) in net assets from operations		278,690	265,628

Contract owner transactions:
Proceeds from units sold		102,550	89,823
Cost of units redeemed		(981,859)	(264,452)
Account charges		(1,547)	(2,684)
Increase (decrease)		(880,856)	(177,313)
Net increase (decrease)		(602,166)	88,315
Net assets, beginning		2,599,049	2,510,734
Net assets, ending		$1,996,883	$2,599,049

Units sold		70,155	74,218
Units redeemed		(663,873)	(215,096)
Net increase (decrease)		(593,718)	(140,878)
Units outstanding, beginning		1,906,378	2,047,256
Units outstanding, ending		1,312,660	1,906,378

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,674,226
Cost of units redeemed/account charges			(3,414,168)
Net investment income (loss)			144,507
Net realized gain (loss)			(165,282)
Realized gain distributions			910,381
Net change in unrealized appreciation (depreciation)			(152,781)
Net assets			$1,996,883

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	1,313	$1,997	1.25%	11.6%	12/31/2021	$1.54	0	$0	1.00%	11.9%	12/31/2021	$1.56	0	$0	0.75%	12.1%
12/31/2020	1.36	1,906	2,599	1.25%	11.2%	12/31/2020	1.38	0	0	1.00%	11.4%	12/31/2020	1.39	0	0	0.75%	11.7%
12/31/2019	1.23	2,047	2,511	1.25%	16.9%	12/31/2019	1.24	0	0	1.00%	17.2%	12/31/2019	1.25	0	0	0.75%	17.5%
12/31/2018	1.05	2,967	3,112	1.25%	-7.2%	12/31/2018	1.05	0	0	1.00%	-6.9%	12/31/2018	1.06	0	0	0.75%	-6.7%
12/31/2017	1.13	199	225	1.25%	13.5%	12/31/2017	1.13	0	0	1.00%	13.8%	12/31/2017	1.14	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	0.50%	12.4%	12/31/2021	$1.60	0	$0	0.25%	12.7%	12/31/2021	$1.62	0	$0	0.00%	13.0%
12/31/2020	1.41	0	0	0.50%	12.0%	12/31/2020	1.42	0	0	0.25%	12.3%	12/31/2020	1.43	0	0	0.00%	12.6%
12/31/2019	1.25	0	0	0.50%	17.8%	12/31/2019	1.26	0	0	0.25%	18.1%	12/31/2019	1.27	0	0	0.00%	18.4%
12/31/2018	1.07	0	0	0.50%	-6.5%	12/31/2018	1.07	0	0	0.25%	-6.2%	12/31/2018	1.08	0	0	0.00%	-6.0%
12/31/2017	1.14	0	0	0.50%	14.4%	12/31/2017	1.14	0	0	0.25%	14.6%	12/31/2017	1.15	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	2.6%
2019	2.3%
2018	5.1%
2017	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Conservative Allocation Fund R6 Class - 06-FNK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$89,252	$99,792	12,508
Receivables: investments sold	56
Payables: investments purchased	-
Net assets	$89,308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$89,308	71,843	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$89,308	71,843

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,909
Mortality & expense charges			(1,729)
Net investment income (loss)			1,180

Gain (loss) on investments:
Net realized gain (loss)			(2,236)
Realized gain distributions			7,419
Net change in unrealized appreciation (depreciation)			(1,898)
Net gain (loss)			3,285

Increase (decrease) in net assets from operations			$4,465

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,180	$3,368
Net realized gain (loss)		(2,236)	(251)
Realized gain distributions		7,419	2,844
Net change in unrealized appreciation (depreciation)		(1,898)	7,828

Increase (decrease) in net assets from operations		4,465	13,789

Contract owner transactions:
Proceeds from units sold		14,456	40,702
Cost of units redeemed		(84,586)	(1,075)
Account charges		(85)	(147)
Increase (decrease)		(70,215)	39,480
Net increase (decrease)		(65,750)	53,269
Net assets, beginning		155,058	101,789
Net assets, ending		$89,308	$155,058

Units sold		11,846	38,534
Units redeemed		(68,459)	(1,044)
Net increase (decrease)		(56,613)	37,490
Units outstanding, beginning		128,456	90,966
Units outstanding, ending		71,843	128,456

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$197,294
Cost of units redeemed/account charges			(131,873)
Net investment income (loss)			9,833
Net realized gain (loss)			(5,864)
Realized gain distributions			30,458
Net change in unrealized appreciation (depreciation)			(10,540)
Net assets			$89,308

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	72	$89	1.25%	3.0%	12/31/2021	$1.26	0	$0	1.00%	3.2%	12/31/2021	$1.27	0	$0	0.75%	3.5%
12/31/2020	1.21	128	155	1.25%	7.9%	12/31/2020	1.22	0	0	1.00%	8.1%	12/31/2020	1.23	0	0	0.75%	8.4%
12/31/2019	1.12	91	102	1.25%	10.3%	12/31/2019	1.13	0	0	1.00%	10.6%	12/31/2019	1.14	0	0	0.75%	10.9%
12/31/2018	1.01	86	87	1.25%	-4.4%	12/31/2018	1.02	0	0	1.00%	-4.1%	12/31/2018	1.02	0	0	0.75%	-3.9%
12/31/2017	1.06	55	59	1.25%	6.2%	12/31/2017	1.06	0	0	1.00%	6.4%	12/31/2017	1.07	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	3.8%	12/31/2021	$1.31	0	$0	0.25%	4.0%	12/31/2021	$1.32	0	$0	0.00%	4.3%
12/31/2020	1.24	0	0	0.50%	8.7%	12/31/2020	1.26	0	0	0.25%	9.0%	12/31/2020	1.27	0	0	0.00%	9.2%
12/31/2019	1.14	0	0	0.50%	11.2%	12/31/2019	1.15	0	0	0.25%	11.4%	12/31/2019	1.16	0	0	0.00%	11.7%
12/31/2018	1.03	0	0	0.50%	-3.6%	12/31/2018	1.04	0	0	0.25%	-3.4%	12/31/2018	1.04	0	0	0.00%	-3.2%
12/31/2017	1.07	0	0	0.50%	7.0%	12/31/2017	1.07	0	0	0.25%	7.2%	12/31/2017	1.07	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	3.9%
2019	3.0%
2018	3.2%
2017	8.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Growth Allocation Fund R6 Class - 06-FNM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6	$6	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$6

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6	4	$1.67
Band 100	-	-	1.69
Band 75	-	-	1.72
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.78
Total	$6	4

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,162)
Net investment income (loss)			(2,162)

Gain (loss) on investments:
Net realized gain (loss)			25,312
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,119
Net gain (loss)			37,431

Increase (decrease) in net assets from operations			$35,269

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,162)	$2,769
Net realized gain (loss)		25,312	(310)
Realized gain distributions		-	21,960
Net change in unrealized appreciation (depreciation)		12,119	7,426

Increase (decrease) in net assets from operations		35,269	31,845

Contract owner transactions:
Proceeds from units sold		11,770	14,680
Cost of units redeemed		(348,060)	(1)
Account charges		(695)	(956)
Increase (decrease)		(336,985)	13,723
Net increase (decrease)		(301,716)	45,568
Net assets, beginning		301,722	256,154
Net assets, ending		$6	$301,722

Units sold		7,743	11,678
Units redeemed		(218,271)	(770)
Net increase (decrease)		(210,528)	10,908
Units outstanding, beginning		210,532	199,624
Units outstanding, ending		4	210,532

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$500,053
Cost of units redeemed/account charges			(578,729)
Net investment income (loss)			5,670
Net realized gain (loss)			19,717
Realized gain distributions			53,295
Net change in unrealized appreciation (depreciation)			-
Net assets			$6

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.67	0	$0	1.25%	16.7%	12/31/2021	$1.69	0	$0	1.00%	17.0%	12/31/2021	$1.72	0	$0	0.75%	17.3%
12/31/2020	1.43	211	302	1.25%	11.7%	12/31/2020	1.45	0	0	1.00%	12.0%	12/31/2020	1.46	0	0	0.75%	12.2%
12/31/2019	1.28	200	256	1.25%	20.2%	12/31/2019	1.29	0	0	1.00%	20.5%	12/31/2019	1.30	0	0	0.75%	20.8%
12/31/2018	1.07	192	205	1.25%	-8.5%	12/31/2018	1.07	0	0	1.00%	-8.3%	12/31/2018	1.08	0	0	0.75%	-8.0%
12/31/2017	1.17	0	0	1.25%	17.3%	12/31/2017	1.17	0	0	1.00%	17.6%	12/31/2017	1.17	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	0	$0	0.50%	17.6%	12/31/2021	$1.76	0	$0	0.25%	17.9%	12/31/2021	$1.78	0	$0	0.00%	18.2%
12/31/2020	1.48	0	0	0.50%	12.5%	12/31/2020	1.49	0	0	0.25%	12.8%	12/31/2020	1.51	0	0	0.00%	13.1%
12/31/2019	1.31	0	0	0.50%	21.1%	12/31/2019	1.32	0	0	0.25%	21.4%	12/31/2019	1.33	0	0	0.00%	21.7%
12/31/2018	1.08	0	0	0.50%	-7.8%	12/31/2018	1.09	0	0	0.25%	-7.6%	12/31/2018	1.10	0	0	0.00%	-7.3%
12/31/2017	1.18	0	0	0.50%	18.2%	12/31/2017	1.18	0	0	0.25%	18.5%	12/31/2017	1.18	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	2.1%
2019	2.2%
2018	5.2%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Moderate Allocation Fund R6 Class - 06-FNN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$881,666	$929,572	98,459
Receivables: investments sold	528
Payables: investments purchased	-
Net assets	$882,194

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$882,194	636,072	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$882,194	636,072

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$23,880
Mortality & expense charges			(14,868)
Net investment income (loss)			9,012

Gain (loss) on investments:
Net realized gain (loss)			8,784
Realized gain distributions			61,321
Net change in unrealized appreciation (depreciation)			10,655
Net gain (loss)			80,760

Increase (decrease) in net assets from operations			$89,772

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,012	$23,696
Net realized gain (loss)		8,784	(3,176)
Realized gain distributions		61,321	72,669
Net change in unrealized appreciation (depreciation)		10,655	29,169

Increase (decrease) in net assets from operations		89,772	122,358

Contract owner transactions:
Proceeds from units sold		106,027	93,522
Cost of units redeemed		(619,786)	(72,160)
Account charges		(797)	(1,384)
Increase (decrease)		(514,556)	19,978
Net increase (decrease)		(424,784)	142,336
Net assets, beginning		1,306,978	1,164,642
Net assets, ending		$882,194	$1,306,978

Units sold		79,627	81,464
Units redeemed		(454,660)	(62,449)
Net increase (decrease)		(375,033)	19,015
Units outstanding, beginning		1,011,105	992,090
Units outstanding, ending		636,072	1,011,105

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,767,307
Cost of units redeemed/account charges			(1,190,184)
Net investment income (loss)			78,717
Net realized gain (loss)			(12,347)
Realized gain distributions			286,607
Net change in unrealized appreciation (depreciation)			(47,906)
Net assets			$882,194

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	636	$882	1.25%	7.3%	12/31/2021	$1.40	0	$0	1.00%	7.6%	12/31/2021	$1.42	0	$0	0.75%	7.8%
12/31/2020	1.29	1,011	1,307	1.25%	10.1%	12/31/2020	1.31	0	0	1.00%	10.4%	12/31/2020	1.32	0	0	0.75%	10.7%
12/31/2019	1.17	992	1,165	1.25%	13.7%	12/31/2019	1.18	0	0	1.00%	14.0%	12/31/2019	1.19	0	0	0.75%	14.3%
12/31/2018	1.03	962	993	1.25%	-5.8%	12/31/2018	1.04	0	0	1.00%	-5.5%	12/31/2018	1.04	0	0	0.75%	-5.3%
12/31/2017	1.10	725	794	1.25%	9.9%	12/31/2017	1.10	0	0	1.00%	10.1%	12/31/2017	1.10	0	0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	8.1%	12/31/2021	$1.46	0	$0	0.25%	8.4%	12/31/2021	$1.48	0	$0	0.00%	8.6%
12/31/2020	1.33	0	0	0.50%	10.9%	12/31/2020	1.35	0	0	0.25%	11.2%	12/31/2020	1.36	0	0	0.00%	11.5%
12/31/2019	1.20	0	0	0.50%	14.6%	12/31/2019	1.21	0	0	0.25%	14.9%	12/31/2019	1.22	0	0	0.00%	15.1%
12/31/2018	1.05	0	0	0.50%	-5.1%	12/31/2018	1.05	0	0	0.25%	-4.8%	12/31/2018	1.06	0	0	0.00%	-4.6%
12/31/2017	1.10	0	0	0.50%	10.7%	12/31/2017	1.11	0	0	0.25%	11.0%	12/31/2017	1.11	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	3.1%
2019	2.7%
2018	3.2%
2017	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Aggressive Allocation Fund Y Class - 06-FNT (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.78
Band 100	-	-	1.80
Band 75	-	-	1.82
Band 50	-	-	1.85
Band 25	-	-	1.87
Band 0	-	-	1.89
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	0	$0	1.25%	19.3%	12/31/2021	$1.80	0	$0	1.00%	19.6%	12/31/2021	$1.82	0	$0	0.75%	19.9%
12/31/2020	1.49	0	0	1.25%	12.3%	12/31/2020	1.51	0	0	1.00%	12.6%	12/31/2020	1.52	0	0	0.75%	12.9%
12/31/2019	1.33	0	0	1.25%	23.3%	12/31/2019	1.34	0	0	1.00%	23.6%	12/31/2019	1.35	0	0	0.75%	23.9%
12/31/2018	1.08	0	0	1.25%	-9.9%	12/31/2018	1.08	0	0	1.00%	-9.7%	12/31/2018	1.09	0	0	0.75%	-9.4%
12/31/2017	1.19	0	0	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.20	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	0	$0	0.50%	20.2%	12/31/2021	$1.87	0	$0	0.25%	20.5%	12/31/2021	$1.89	0	$0	0.00%	20.8%
12/31/2020	1.54	0	0	0.50%	13.2%	12/31/2020	1.55	0	0	0.25%	13.5%	12/31/2020	1.57	0	0	0.00%	13.7%
12/31/2019	1.36	0	0	0.50%	24.2%	12/31/2019	1.37	0	0	0.25%	24.5%	12/31/2019	1.38	0	0	0.00%	24.9%
12/31/2018	1.09	0	0	0.50%	-9.2%	12/31/2018	1.10	0	0	0.25%	-9.0%	12/31/2018	1.10	0	0	0.00%	-8.7%
12/31/2017	1.20	0	0	0.50%	21.1%	12/31/2017	1.21	0	0	0.25%	21.4%	12/31/2017	1.21	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Balanced Allocation Fund Y Class - 06-FNV (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.59
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	1.25%	11.1%	12/31/2021	$1.51	0	$0	1.00%	11.4%	12/31/2021	$1.53	0	$0	0.75%	11.7%
12/31/2020	1.34	0	0	1.25%	10.8%	12/31/2020	1.36	0	0	1.00%	11.1%	12/31/2020	1.37	0	0	0.75%	11.3%
12/31/2019	1.21	0	0	1.25%	16.4%	12/31/2019	1.22	0	0	1.00%	16.7%	12/31/2019	1.23	0	0	0.75%	17.0%
12/31/2018	1.04	0	0	1.25%	-7.6%	12/31/2018	1.05	0	0	1.00%	-7.3%	12/31/2018	1.05	0	0	0.75%	-7.1%
12/31/2017	1.13	0	0	1.25%	13.0%	12/31/2017	1.13	0	0	1.00%	13.3%	12/31/2017	1.13	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	0	$0	0.50%	12.0%	12/31/2021	$1.57	0	$0	0.25%	12.2%	12/31/2021	$1.59	0	$0	0.00%	12.5%
12/31/2020	1.38	0	0	0.50%	11.6%	12/31/2020	1.40	0	0	0.25%	11.9%	12/31/2020	1.41	0	0	0.00%	12.2%
12/31/2019	1.24	0	0	0.50%	17.3%	12/31/2019	1.25	0	0	0.25%	17.6%	12/31/2019	1.26	0	0	0.00%	17.9%
12/31/2018	1.06	0	0	0.50%	-6.9%	12/31/2018	1.06	0	0	0.25%	-6.6%	12/31/2018	1.07	0	0	0.00%	-6.4%
12/31/2017	1.13	0	0	0.50%	13.9%	12/31/2017	1.14	0	0	0.25%	14.2%	12/31/2017	1.14	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Conservative Allocation Fund Y Class - 06-FNW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,880	$13,233	1,698
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$11,888

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,888	9,782	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$11,888	9,782

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$394
Mortality & expense charges			(27)
Net investment income (loss)			367

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			1,005
Net change in unrealized appreciation (depreciation)			(1,353)
Net gain (loss)			(347)

Increase (decrease) in net assets from operations			$20

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$367	$-
Net realized gain (loss)		1	-
Realized gain distributions		1,005	-
Net change in unrealized appreciation (depreciation)		(1,353)	-

Increase (decrease) in net assets from operations		20	-

Contract owner transactions:
Proceeds from units sold		12,548	-
Cost of units redeemed		(680)	-
Account charges		-	-
Increase (decrease)		11,868	-
Net increase (decrease)		11,888	-
Net assets, beginning		-	-
Net assets, ending		$11,888	$-

Units sold		10,341	-
Units redeemed		(559)	-
Net increase (decrease)		9,782	-
Units outstanding, beginning		-	-
Units outstanding, ending		9,782	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,548
Cost of units redeemed/account charges			(680)
Net investment income (loss)			367
Net realized gain (loss)			1
Realized gain distributions			1,005
Net change in unrealized appreciation (depreciation)			(1,353)
Net assets			$11,888

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	10	$12	1.25%	2.4%	12/31/2021	$1.23	0	$0	1.00%	2.6%	12/31/2021	$1.25	0	$0	0.75%	2.9%
12/31/2020	1.19	0	0	1.25%	7.4%	12/31/2020	1.20	0	0	1.00%	7.7%	12/31/2020	1.21	0	0	0.75%	7.9%
12/31/2019	1.11	0	0	1.25%	9.9%	12/31/2019	1.11	0	0	1.00%	10.2%	12/31/2019	1.12	0	0	0.75%	10.5%
12/31/2018	1.01	0	0	1.25%	-4.8%	12/31/2018	1.01	0	0	1.00%	-4.6%	12/31/2018	1.02	0	0	0.75%	-4.3%
12/31/2017	1.06	0	0	1.25%	5.8%	12/31/2017	1.06	0	0	1.00%	6.1%	12/31/2017	1.06	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	0.50%	3.1%	12/31/2021	$1.28	0	$0	0.25%	3.4%	12/31/2021	$1.29	0	$0	0.00%	3.7%
12/31/2020	1.22	0	0	0.50%	8.2%	12/31/2020	1.24	0	0	0.25%	8.5%	12/31/2020	1.25	0	0	0.00%	8.8%
12/31/2019	1.13	0	0	0.50%	10.8%	12/31/2019	1.14	0	0	0.25%	11.1%	12/31/2019	1.15	0	0	0.00%	11.3%
12/31/2018	1.02	0	0	0.50%	-4.1%	12/31/2018	1.03	0	0	0.25%	-3.8%	12/31/2018	1.03	0	0	0.00%	-3.6%
12/31/2017	1.06	0	0	0.50%	6.6%	12/31/2017	1.07	0	0	0.25%	6.9%	12/31/2017	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.6%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Growth Allocation Fund Y Class - 06-FNX (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.64
Band 100	-	-	1.66
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.72
Band 0	-	-	1.74
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	0	$0	1.25%	16.1%	12/31/2021	$1.66	0	$0	1.00%	16.4%	12/31/2021	$1.68	0	$0	0.75%	16.7%
12/31/2020	1.41	0	0	1.25%	11.2%	12/31/2020	1.42	0	0	1.00%	11.5%	12/31/2020	1.44	0	0	0.75%	11.7%
12/31/2019	1.27	0	0	1.25%	19.7%	12/31/2019	1.28	0	0	1.00%	20.0%	12/31/2019	1.29	0	0	0.75%	20.3%
12/31/2018	1.06	0	0	1.25%	-8.8%	12/31/2018	1.06	0	0	1.00%	-8.6%	12/31/2018	1.07	0	0	0.75%	-8.4%
12/31/2017	1.16	0	0	1.25%	16.9%	12/31/2017	1.16	0	0	1.00%	17.2%	12/31/2017	1.17	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	0	$0	0.50%	17.0%	12/31/2021	$1.72	0	$0	0.25%	17.3%	12/31/2021	$1.74	0	$0	0.00%	17.6%
12/31/2020	1.45	0	0	0.50%	12.0%	12/31/2020	1.47	0	0	0.25%	12.3%	12/31/2020	1.48	0	0	0.00%	12.6%
12/31/2019	1.30	0	0	0.50%	20.6%	12/31/2019	1.31	0	0	0.25%	20.9%	12/31/2019	1.32	0	0	0.00%	21.2%
12/31/2018	1.08	0	0	0.50%	-8.1%	12/31/2018	1.08	0	0	0.25%	-7.9%	12/31/2018	1.09	0	0	0.00%	-7.7%
12/31/2017	1.17	0	0	0.50%	17.8%	12/31/2017	1.17	0	0	0.25%	18.0%	12/31/2017	1.18	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Moderate Allocation Fund Y Class - 06-FNY (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	1.25%	6.8%	12/31/2021	$1.38	0	$0	1.00%	7.1%	12/31/2021	$1.39	0	$0	0.75%	7.4%
12/31/2020	1.27	0	0	1.25%	9.7%	12/31/2020	1.29	0	0	1.00%	10.0%	12/31/2020	1.30	0	0	0.75%	10.2%
12/31/2019	1.16	0	0	1.25%	13.3%	12/31/2019	1.17	0	0	1.00%	13.6%	12/31/2019	1.18	0	0	0.75%	13.8%
12/31/2018	1.02	0	0	1.25%	-6.1%	12/31/2018	1.03	0	0	1.00%	-5.9%	12/31/2018	1.03	0	0	0.75%	-5.6%
12/31/2017	1.09	0	0	1.25%	9.3%	12/31/2017	1.09	0	0	1.00%	9.6%	12/31/2017	1.10	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	7.6%	12/31/2021	$1.43	0	$0	0.25%	7.9%	12/31/2021	$1.45	0	$0	0.00%	8.2%
12/31/2020	1.31	0	0	0.50%	10.5%	12/31/2020	1.33	0	0	0.25%	10.8%	12/31/2020	1.34	0	0	0.00%	11.1%
12/31/2019	1.19	0	0	0.50%	14.1%	12/31/2019	1.20	0	0	0.25%	14.4%	12/31/2019	1.21	0	0	0.00%	14.7%
12/31/2018	1.04	0	0	0.50%	-5.4%	12/31/2018	1.05	0	0	0.25%	-5.2%	12/31/2018	1.05	0	0	0.00%	-4.9%
12/31/2017	1.10	0	0	0.50%	10.2%	12/31/2017	1.10	0	0	0.25%	10.4%	12/31/2017	1.11	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Aggressive Allocation Fund R3 Class - 06-FPG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.76
Band 100	-	-	1.78
Band 75	-	-	1.80
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.87
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	0	$0	1.25%	18.9%	12/31/2021	$1.78	0	$0	1.00%	19.2%	12/31/2021	$1.80	0	$0	0.75%	19.5%
12/31/2020	1.48	0	0	1.25%	12.1%	12/31/2020	1.49	0	0	1.00%	12.4%	12/31/2020	1.51	0	0	0.75%	12.7%
12/31/2019	1.32	0	0	1.25%	22.9%	12/31/2019	1.33	0	0	1.00%	23.3%	12/31/2019	1.34	0	0	0.75%	23.6%
12/31/2018	1.07	0	0	1.25%	-10.1%	12/31/2018	1.08	0	0	1.00%	-9.9%	12/31/2018	1.08	0	0	0.75%	-9.7%
12/31/2017	1.19	0	0	1.25%	19.9%	12/31/2017	1.19	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	0	$0	0.50%	19.8%	12/31/2021	$1.85	0	$0	0.25%	20.1%	12/31/2021	$1.87	0	$0	0.00%	20.4%
12/31/2020	1.52	0	0	0.50%	13.0%	12/31/2020	1.54	0	0	0.25%	13.3%	12/31/2020	1.55	0	0	0.00%	13.6%
12/31/2019	1.35	0	0	0.50%	23.9%	12/31/2019	1.36	0	0	0.25%	24.2%	12/31/2019	1.37	0	0	0.00%	24.5%
12/31/2018	1.09	0	0	0.50%	-9.4%	12/31/2018	1.09	0	0	0.25%	-9.2%	12/31/2018	1.10	0	0	0.00%	-9.0%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.20	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Balanced Allocation Fund R3 Class - 06-FPH (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	1.25%	10.8%	12/31/2021	$1.49	0	$0	1.00%	11.1%	12/31/2021	$1.51	0	$0	0.75%	11.4%
12/31/2020	1.33	0	0	1.25%	10.4%	12/31/2020	1.34	0	0	1.00%	10.7%	12/31/2020	1.36	0	0	0.75%	11.0%
12/31/2019	1.20	0	0	1.25%	16.1%	12/31/2019	1.21	0	0	1.00%	16.4%	12/31/2019	1.22	0	0	0.75%	16.7%
12/31/2018	1.04	0	0	1.25%	-7.8%	12/31/2018	1.04	0	0	1.00%	-7.6%	12/31/2018	1.05	0	0	0.75%	-7.3%
12/31/2017	1.12	0	0	1.25%	12.7%	12/31/2017	1.13	0	0	1.00%	13.0%	12/31/2017	1.13	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	0	$0	0.50%	11.7%	12/31/2021	$1.55	0	$0	0.25%	11.9%	12/31/2021	$1.57	0	$0	0.00%	12.2%
12/31/2020	1.37	0	0	0.50%	11.3%	12/31/2020	1.38	0	0	0.25%	11.5%	12/31/2020	1.40	0	0	0.00%	11.8%
12/31/2019	1.23	0	0	0.50%	17.0%	12/31/2019	1.24	0	0	0.25%	17.3%	12/31/2019	1.25	0	0	0.00%	17.6%
12/31/2018	1.05	0	0	0.50%	-7.1%	12/31/2018	1.06	0	0	0.25%	-6.9%	12/31/2018	1.06	0	0	0.00%	-6.6%
12/31/2017	1.13	0	0	0.50%	13.6%	12/31/2017	1.14	0	0	0.25%	13.9%	12/31/2017	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Conservative Allocation Fund R3 Class - 06-FPJ (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	0	$0	1.25%	2.2%	12/31/2021	$1.22	0	$0	1.00%	2.4%	12/31/2021	$1.23	0	$0	0.75%	2.7%
12/31/2020	1.18	0	0	1.25%	7.2%	12/31/2020	1.19	0	0	1.00%	7.5%	12/31/2020	1.20	0	0	0.75%	7.8%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.9%	12/31/2019	1.11	0	0	0.75%	10.2%
12/31/2018	1.00	0	0	1.25%	-5.1%	12/31/2018	1.00	0	0	1.00%	-4.8%	12/31/2018	1.01	0	0	0.75%	-4.6%
12/31/2017	1.05	0	0	1.25%	5.5%	12/31/2017	1.06	0	0	1.00%	5.7%	12/31/2017	1.06	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	0	$0	0.50%	2.9%	12/31/2021	$1.26	0	$0	0.25%	3.2%	12/31/2021	$1.28	0	$0	0.00%	3.5%
12/31/2020	1.21	0	0	0.50%	8.0%	12/31/2020	1.22	0	0	0.25%	8.3%	12/31/2020	1.24	0	0	0.00%	8.6%
12/31/2019	1.12	0	0	0.50%	10.5%	12/31/2019	1.13	0	0	0.25%	10.7%	12/31/2019	1.14	0	0	0.00%	11.0%
12/31/2018	1.02	0	0	0.50%	-4.3%	12/31/2018	1.02	0	0	0.25%	-4.1%	12/31/2018	1.03	0	0	0.00%	-3.9%
12/31/2017	1.06	0	0	0.50%	6.3%	12/31/2017	1.06	0	0	0.25%	6.5%	12/31/2017	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Growth Allocation Fund R3 Class - 06-FPK (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.62	0	$0	1.25%	15.9%	12/31/2021	$1.64	0	$0	1.00%	16.2%	12/31/2021	$1.66	0	$0	0.75%	16.5%
12/31/2020	1.40	0	0	1.25%	10.9%	12/31/2020	1.41	0	0	1.00%	11.2%	12/31/2020	1.42	0	0	0.75%	11.5%
12/31/2019	1.26	0	0	1.25%	19.4%	12/31/2019	1.27	0	0	1.00%	19.7%	12/31/2019	1.28	0	0	0.75%	20.0%
12/31/2018	1.05	0	0	1.25%	-9.1%	12/31/2018	1.06	0	0	1.00%	-8.8%	12/31/2018	1.07	0	0	0.75%	-8.6%
12/31/2017	1.16	0	0	1.25%	16.6%	12/31/2017	1.16	0	0	1.00%	16.9%	12/31/2017	1.17	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	0.50%	16.8%	12/31/2021	$1.70	0	$0	0.25%	17.1%	12/31/2021	$1.72	0	$0	0.00%	17.4%
12/31/2020	1.44	0	0	0.50%	11.7%	12/31/2020	1.45	0	0	0.25%	12.0%	12/31/2020	1.47	0	0	0.00%	12.3%
12/31/2019	1.29	0	0	0.50%	20.3%	12/31/2019	1.30	0	0	0.25%	20.6%	12/31/2019	1.31	0	0	0.00%	20.9%
12/31/2018	1.07	0	0	0.50%	-8.4%	12/31/2018	1.08	0	0	0.25%	-8.2%	12/31/2018	1.08	0	0	0.00%	-7.9%
12/31/2017	1.17	0	0	0.50%	17.5%	12/31/2017	1.17	0	0	0.25%	17.8%	12/31/2017	1.17	0	0	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Moderate Allocation Fund R3 Class - 06-FPM (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	1.25%	6.6%	12/31/2021	$1.36	0	$0	1.00%	6.8%	12/31/2021	$1.38	0	$0	0.75%	7.1%
12/31/2020	1.26	0	0	1.25%	9.4%	12/31/2020	1.27	0	0	1.00%	9.7%	12/31/2020	1.29	0	0	0.75%	10.0%
12/31/2019	1.15	0	0	1.25%	13.0%	12/31/2019	1.16	0	0	1.00%	13.3%	12/31/2019	1.17	0	0	0.75%	13.5%
12/31/2018	1.02	0	0	1.25%	-6.4%	12/31/2018	1.02	0	0	1.00%	-6.1%	12/31/2018	1.03	0	0	0.75%	-5.9%
12/31/2017	1.09	0	0	1.25%	9.1%	12/31/2017	1.09	0	0	1.00%	9.4%	12/31/2017	1.09	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	0.50%	7.4%	12/31/2021	$1.41	0	$0	0.25%	7.6%	12/31/2021	$1.43	0	$0	0.00%	7.9%
12/31/2020	1.30	0	0	0.50%	10.2%	12/31/2020	1.31	0	0	0.25%	10.5%	12/31/2020	1.33	0	0	0.00%	10.8%
12/31/2019	1.18	0	0	0.50%	13.8%	12/31/2019	1.19	0	0	0.25%	14.1%	12/31/2019	1.20	0	0	0.00%	14.4%
12/31/2018	1.04	0	0	0.50%	-5.7%	12/31/2018	1.04	0	0	0.25%	-5.4%	12/31/2018	1.05	0	0	0.00%	-5.2%
12/31/2017	1.10	0	0	0.50%	10.0%	12/31/2017	1.10	0	0	0.25%	10.2%	12/31/2017	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Mid-Cap Growth Fund A Class - 06-FRG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,604	$100,746	9,825
Receivables: investments sold	-
Payables: investments purchased	(54)
Net assets	$81,550

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,413	20,443	$2.12
Band 100	38,137	17,752	2.15
Band 75	-	-	2.17
Band 50	-	-	2.20
Band 25	-	-	2.22
Band 0	-	-	2.25
Total	$81,550	38,195

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(848)
Net investment income (loss)			(848)

Gain (loss) on investments:
Net realized gain (loss)			(699)
Realized gain distributions			25,282
Net change in unrealized appreciation (depreciation)			(8,145)
Net gain (loss)			16,438

Increase (decrease) in net assets from operations			$15,590

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(848)	$(1,721)
Net realized gain (loss)		(699)	(37,680)
Realized gain distributions		25,282	28,719
Net change in unrealized appreciation (depreciation)		(8,145)	1,805

Increase (decrease) in net assets from operations		15,590	(8,877)

Contract owner transactions:
Proceeds from units sold		215	9,809
Cost of units redeemed		(1,907)	(255,801)
Account charges		(65)	(60)
Increase (decrease)		(1,757)	(246,052)
Net increase (decrease)		13,833	(254,929)
Net assets, beginning		67,717	322,646
Net assets, ending		$81,550	$67,717

Units sold		118	8,744
Units redeemed		(1,055)	(205,917)
Net increase (decrease)		(937)	(197,173)
Units outstanding, beginning		39,132	236,305
Units outstanding, ending		38,195	39,132

* Date of Fund Inception into Variable Account: 5 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$354,425
Cost of units redeemed/account charges			(372,218)
Net investment income (loss)			(12,208)
Net realized gain (loss)			(34,041)
Realized gain distributions			164,734
Net change in unrealized appreciation (depreciation)			(19,142)
Net assets			$81,550

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.12	20	$43	1.25%	23.2%	12/31/2021	$2.15	18	$38	1.00%	23.5%	12/31/2021	$2.17	0	$0	0.75%	23.8%
12/31/2020	1.72	21	36	1.25%	26.3%	12/31/2020	1.74	18	31	1.00%	26.6%	12/31/2020	1.75	0	0	0.75%	26.9%
12/31/2019	1.36	218	298	1.25%	26.4%	12/31/2019	1.37	18	25	1.00%	26.7%	12/31/2019	1.38	0	0	0.75%	27.1%
12/31/2018	1.08	233	252	1.25%	-5.2%	12/31/2018	1.08	22	23	1.00%	-4.9%	12/31/2018	1.09	0	0	0.75%	-4.7%
12/31/2017	1.14	250	285	1.25%	13.9%	12/31/2017	1.14	22	25	1.00%	14.0%	12/31/2017	1.14	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.20	0	$0	0.50%	24.2%	12/31/2021	$2.22	0	$0	0.25%	24.5%	12/31/2021	$2.25	0	$0	0.00%	24.8%
12/31/2020	1.77	0	0	0.50%	27.2%	12/31/2020	1.79	0	0	0.25%	27.5%	12/31/2020	1.80	0	0	0.00%	27.9%
12/31/2019	1.39	0	0	0.50%	27.4%	12/31/2019	1.40	0	0	0.25%	27.7%	12/31/2019	1.41	0	0	0.00%	28.0%
12/31/2018	1.09	0	0	0.50%	-4.5%	12/31/2018	1.10	0	0	0.25%	-4.2%	12/31/2018	1.10	0	0	0.00%	-4.0%
12/31/2017	1.14	0	0	0.50%	14.4%	12/31/2017	1.15	0	0	0.25%	14.6%	12/31/2017	1.15	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Mid-Cap Value Fund A Class - 06-FRF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$178,062	$141,802	12,478
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$178,062

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,642	21,632	$1.46
Band 100	146,420	98,948	1.48
Band 75	-	-	1.50
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$178,062	120,580

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$761
Mortality & expense charges			(2,199)
Net investment income (loss)			(1,438)

Gain (loss) on investments:
Net realized gain (loss)			25,148
Realized gain distributions			1,939
Net change in unrealized appreciation (depreciation)			47,879
Net gain (loss)			74,966

Increase (decrease) in net assets from operations			$73,528

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,438)	$5,428
Net realized gain (loss)		25,148	(32,474)
Realized gain distributions		1,939	-
Net change in unrealized appreciation (depreciation)		47,879	4,418

Increase (decrease) in net assets from operations		73,528	(22,628)

Contract owner transactions:
Proceeds from units sold		25,256	29,326
Cost of units redeemed		(317,478)	(113,385)
Account charges		(9)	(196)
Increase (decrease)		(292,231)	(84,255)
Net increase (decrease)		(218,703)	(106,883)
Net assets, beginning		396,765	503,648
Net assets, ending		$178,062	$396,765

Units sold		19,183	34,093
Units redeemed		(258,549)	(127,448)
Net increase (decrease)		(239,366)	(93,355)
Units outstanding, beginning		359,946	453,301
Units outstanding, ending		120,580	359,946

* Date of Fund Inception into Variable Account: 5 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$894,962
Cost of units redeemed/account charges			(829,040)
Net investment income (loss)			(518)
Net realized gain (loss)			(20,572)
Realized gain distributions			96,970
Net change in unrealized appreciation (depreciation)			36,260
Net assets			$178,062

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	22	$32	1.25%	33.0%	12/31/2021	$1.48	99	$146	1.00%	33.4%	12/31/2021	$1.50	0	$0	0.75%	33.7%
12/31/2020	1.10	258	284	1.25%	-0.8%	12/31/2020	1.11	102	113	1.00%	-0.6%	12/31/2020	1.12	0	0	0.75%	-0.3%
12/31/2019	1.11	310	344	1.25%	18.7%	12/31/2019	1.12	143	160	1.00%	19.0%	12/31/2019	1.12	0	0	0.75%	19.3%
12/31/2018	0.93	448	418	1.25%	-16.5%	12/31/2018	0.94	149	140	1.00%	-16.3%	12/31/2018	0.94	0	0	0.75%	-16.1%
12/31/2017	1.12	434	486	1.25%	11.8%	12/31/2017	1.12	158	177	1.00%	12.0%	12/31/2017	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	0.50%	34.0%	12/31/2021	$1.53	0	$0	0.25%	34.4%	12/31/2021	$1.55	0	$0	0.00%	34.7%
12/31/2020	1.13	0	0	0.50%	-0.1%	12/31/2020	1.14	0	0	0.25%	0.2%	12/31/2020	1.15	0	0	0.00%	0.4%
12/31/2019	1.13	0	0	0.50%	19.6%	12/31/2019	1.14	0	0	0.25%	19.9%	12/31/2019	1.15	0	0	0.00%	20.2%
12/31/2018	0.95	0	0	0.50%	-15.9%	12/31/2018	0.95	0	0	0.25%	-15.6%	12/31/2018	0.95	0	0	0.00%	-15.4%
12/31/2017	1.12	0	0	0.50%	12.3%	12/31/2017	1.13	0	0	0.25%	12.5%	12/31/2017	1.13	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	2.2%
2019	1.1%
2018	0.9%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Mid-Cap Value Fund R6 Class - 06-FTJ (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.48
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	1.25%	33.6%	12/31/2021	$1.49	0	$0	1.00%	33.9%	12/31/2021	$1.51	0	$0	0.75%	34.3%
12/31/2020	1.11	0	0	1.25%	-0.4%	12/31/2020	1.11	0	0	1.00%	-0.1%	12/31/2020	1.12	0	0	0.75%	0.1%
12/31/2019	1.11	0	0	1.25%	19.2%	12/31/2019	1.12	0	0	1.00%	19.5%	12/31/2019	1.12	0	0	0.75%	19.8%
12/31/2018	0.93	0	0	1.25%	-16.1%	12/31/2018	0.93	0	0	1.00%	-15.9%	12/31/2018	0.94	0	0	0.75%	-15.7%
12/31/2017	1.11	0	0	1.25%	11.0%	12/31/2017	1.11	0	0	1.00%	11.1%	12/31/2017	1.11	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	0	$0	0.50%	34.6%	12/31/2021	$1.55	0	$0	0.25%	34.9%	12/31/2021	$1.56	0	$0	0.00%	35.3%
12/31/2020	1.13	0	0	0.50%	0.4%	12/31/2020	1.14	0	0	0.25%	0.6%	12/31/2020	1.16	0	0	0.00%	0.9%
12/31/2019	1.13	0	0	0.50%	20.1%	12/31/2019	1.14	0	0	0.25%	20.4%	12/31/2019	1.15	0	0	0.00%	20.7%
12/31/2018	0.94	0	0	0.50%	-15.5%	12/31/2018	0.95	0	0	0.25%	-15.3%	12/31/2018	0.95	0	0	0.00%	-15.0%
12/31/2017	1.11	0	0	0.50%	11.4%	12/31/2017	1.12	0	0	0.25%	11.5%	12/31/2017	1.12	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Small-Cap Growth Fund A Class - 06-FRH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$669,735	$629,285	36,091
Receivables: investments sold	129
Payables: investments purchased	-
Net assets	$669,864

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$298,024	175,545	$1.70
Band 100	371,840	216,522	1.72
Band 75	-	-	1.74
Band 50	-	-	1.76
Band 25	-	-	1.78
Band 0	-	-	1.80
Total	$669,864	392,067

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,055)
Net investment income (loss)			(8,055)

Gain (loss) on investments:
Net realized gain (loss)			61,496
Realized gain distributions			129,915
Net change in unrealized appreciation (depreciation)			(82,131)
Net gain (loss)			109,280

Increase (decrease) in net assets from operations			$101,225

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,055)	$(9,635)
Net realized gain (loss)		61,496	(10,512)
Realized gain distributions		129,915	27,954
Net change in unrealized appreciation (depreciation)		(82,131)	136,812

Increase (decrease) in net assets from operations		101,225	144,619

Contract owner transactions:
Proceeds from units sold		27,757	41,785
Cost of units redeemed		(250,420)	(431,531)
Account charges		(197)	(295)
Increase (decrease)		(222,860)	(390,041)
Net increase (decrease)		(121,635)	(245,422)
Net assets, beginning		791,499	1,036,921
Net assets, ending		$669,864	$791,499

Units sold		16,834	38,613
Units redeemed		(148,509)	(358,803)
Net increase (decrease)		(131,675)	(320,190)
Units outstanding, beginning		523,742	843,932
Units outstanding, ending		392,067	523,742

* Date of Fund Inception into Variable Account: 5 /26 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,397,707
Cost of units redeemed/account charges			(2,305,742)
Net investment income (loss)			(61,023)
Net realized gain (loss)			20,045
Realized gain distributions			578,427
Net change in unrealized appreciation (depreciation)			40,450
Net assets			$669,864

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	176	$298	1.25%	13.2%	12/31/2021	$1.72	217	$372	1.00%	13.4%	12/31/2021	$1.74	0	$0	0.75%	13.7%
12/31/2020	1.50	206	308	1.25%	22.5%	12/31/2020	1.51	267	404	1.00%	22.8%	12/31/2020	1.53	0	0	0.75%	23.1%
12/31/2019	1.22	496	607	1.25%	22.0%	12/31/2019	1.23	297	366	1.00%	22.3%	12/31/2019	1.24	0	0	0.75%	22.6%
12/31/2018	1.00	791	794	1.25%	-10.0%	12/31/2018	1.01	313	315	1.00%	-9.8%	12/31/2018	1.01	0	0	0.75%	-9.5%
12/31/2017	1.11	979	1,091	1.25%	11.5%	12/31/2017	1.12	352	393	1.00%	11.6%	12/31/2017	1.12	0	0	0.75%	11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	0	$0	0.50%	14.0%	12/31/2021	$1.78	0	$0	0.25%	14.3%	12/31/2021	$1.80	0	$0	0.00%	14.6%
12/31/2020	1.54	51	79	0.50%	23.5%	12/31/2020	1.56	0	0	0.25%	23.8%	12/31/2020	1.57	0	0	0.00%	24.1%
12/31/2019	1.25	51	64	0.50%	22.9%	12/31/2019	1.26	0	0	0.25%	23.2%	12/31/2019	1.26	0	0	0.00%	23.6%
12/31/2018	1.02	213	216	0.50%	-9.3%	12/31/2018	1.02	0	0	0.25%	-9.1%	12/31/2018	1.02	0	0	0.00%	-8.8%
12/31/2017	1.12	224	251	0.50%	12.0%	12/31/2017	1.12	0	0	0.25%	12.1%	12/31/2017	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Small-Cap Value Fund R6 Class - 06-FTK (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.54
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	1.25%	32.4%	12/31/2021	$1.47	0	$0	1.00%	32.7%	12/31/2021	$1.49	0	$0	0.75%	33.0%
12/31/2020	1.10	0	0	1.25%	-0.8%	12/31/2020	1.11	0	0	1.00%	-0.6%	12/31/2020	1.12	0	0	0.75%	-0.3%
12/31/2019	1.11	0	0	1.25%	18.6%	12/31/2019	1.12	0	0	1.00%	18.9%	12/31/2019	1.12	0	0	0.75%	19.2%
12/31/2018	0.94	0	0	1.25%	-15.8%	12/31/2018	0.94	0	0	1.00%	-15.6%	12/31/2018	0.94	0	0	0.75%	-15.4%
12/31/2017	1.11	0	0	1.25%	11.2%	12/31/2017	1.11	0	0	1.00%	11.4%	12/31/2017	1.12	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	0.50%	33.4%	12/31/2021	$1.53	0	$0	0.25%	33.7%	12/31/2021	$1.54	0	$0	0.00%	34.0%
12/31/2020	1.13	0	0	0.50%	-0.1%	12/31/2020	1.14	0	0	0.25%	0.2%	12/31/2020	1.15	0	0	0.00%	0.4%
12/31/2019	1.13	0	0	0.50%	19.5%	12/31/2019	1.14	0	0	0.25%	19.8%	12/31/2019	1.15	0	0	0.00%	20.1%
12/31/2018	0.95	0	0	0.50%	-15.2%	12/31/2018	0.95	0	0	0.25%	-15.0%	12/31/2018	0.95	0	0	0.00%	-14.7%
12/31/2017	1.12	0	0	0.50%	11.7%	12/31/2017	1.12	0	0	0.25%	11.8%	12/31/2017	1.12	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Large-Cap Growth Fund R6 Class - 06-33F

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$445,414	$476,860	18,124
Receivables: investments sold	88
Payables: investments purchased	-
Net assets	$445,502

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$445,502	233,405	$1.91
Band 100	-	-	1.93
Band 75	-	-	1.95
Band 50	-	-	1.96
Band 25	-	-	1.98
Band 0	-	-	2.00
Total	$445,502	233,405

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,478
Mortality & expense charges			(2,516)
Net investment income (loss)			(1,038)

Gain (loss) on investments:
Net realized gain (loss)			63,299
Realized gain distributions			56,603
Net change in unrealized appreciation (depreciation)			(87,853)
Net gain (loss)			32,049

Increase (decrease) in net assets from operations			$31,011

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,038)	$(1,965)
Net realized gain (loss)		63,299	(175)
Realized gain distributions		56,603	24,339
Net change in unrealized appreciation (depreciation)		(87,853)	52,282

Increase (decrease) in net assets from operations		31,011	74,481

Contract owner transactions:
Proceeds from units sold		385,842	15,032
Cost of units redeemed		(316,125)	(2,629)
Account charges		(22)	(19)
Increase (decrease)		69,695	12,384
Net increase (decrease)		100,706	86,865
Net assets, beginning		344,796	257,931
Net assets, ending		$445,502	$344,796

Units sold		208,860	12,058
Units redeemed		(200,513)	(2,568)
Net increase (decrease)		8,347	9,490
Units outstanding, beginning		225,058	215,568
Units outstanding, ending		233,405	225,058

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,228,075
Cost of units redeemed/account charges			(900,538)
Net investment income (loss)			(1,946)
Net realized gain (loss)			60,195
Realized gain distributions			91,162
Net change in unrealized appreciation (depreciation)			(31,446)
Net assets			$445,502

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.91	233	$446	1.25%	24.6%	12/31/2021	$1.93	0	$0	1.00%	24.9%	12/31/2021	$1.95	0	$0	0.75%	25.2%
12/31/2020	1.53	225	345	1.25%	28.0%	12/31/2020	1.54	0	0	1.00%	28.4%	12/31/2020	1.55	0	0	0.75%	28.7%
12/31/2019	1.20	216	258	1.25%	26.4%	12/31/2019	1.20	0	0	1.00%	26.7%	12/31/2019	1.21	0	0	0.75%	27.1%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.2%	12/31/2018	0.95	0	0	0.75%	-5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.96	0	$0	0.50%	25.5%	12/31/2021	$1.98	0	$0	0.25%	25.8%	12/31/2021	$2.00	0	$0	0.00%	26.2%
12/31/2020	1.57	0	0	0.50%	29.0%	12/31/2020	1.58	0	0	0.25%	29.3%	12/31/2020	1.59	0	0	0.00%	29.7%
12/31/2019	1.21	0	0	0.50%	27.4%	12/31/2019	1.22	0	0	0.25%	27.7%	12/31/2019	1.22	0	0	0.00%	28.0%
12/31/2018	0.95	0	0	0.50%	-4.8%	12/31/2018	0.95	0	0	0.25%	-4.5%	12/31/2018	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.5%
2019	1.6%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Large-Cap Growth Fund Y Class - 06-33H

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$223,697	$178,196	9,231
Receivables: investments sold	-
Payables: investments purchased	(305)
Net assets	$223,392

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$223,392	118,902	$1.88
Band 100	-	-	1.90
Band 75	-	-	1.92
Band 50	-	-	1.93
Band 25	-	-	1.95
Band 0	-	-	1.97
Total	$223,392	118,902

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,645)
Net investment income (loss)			(2,645)

Gain (loss) on investments:
Net realized gain (loss)			20,166
Realized gain distributions			28,903
Net change in unrealized appreciation (depreciation)			(1,519)
Net gain (loss)			47,550

Increase (decrease) in net assets from operations			$44,905

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,645)	$(3,469)
Net realized gain (loss)		20,166	43,549
Realized gain distributions		28,903	17,051
Net change in unrealized appreciation (depreciation)		(1,519)	23,114

Increase (decrease) in net assets from operations		44,905	80,245

Contract owner transactions:
Proceeds from units sold		19,278	21,497
Cost of units redeemed		(78,859)	(208,239)
Account charges		-	-
Increase (decrease)		(59,581)	(186,742)
Net increase (decrease)		(14,676)	(106,497)
Net assets, beginning		238,068	344,565
Net assets, ending		$223,392	$238,068

Units sold		12,063	17,716
Units redeemed		(50,397)	(150,687)
Net increase (decrease)		(38,334)	(132,971)
Units outstanding, beginning		157,236	290,207
Units outstanding, ending		118,902	157,236

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$353,867
Cost of units redeemed/account charges			(292,779)
Net investment income (loss)			(7,566)
Net realized gain (loss)			64,544
Realized gain distributions			59,825
Net change in unrealized appreciation (depreciation)			45,501
Net assets			$223,392

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	119	$223	1.25%	24.1%	12/31/2021	$1.90	0	$0	1.00%	24.4%	12/31/2021	$1.92	0	$0	0.75%	24.7%
12/31/2020	1.51	157	238	1.25%	27.5%	12/31/2020	1.52	0	0	1.00%	27.8%	12/31/2020	1.54	0	0	0.75%	28.2%
12/31/2019	1.19	290	345	1.25%	25.9%	12/31/2019	1.19	0	0	1.00%	26.3%	12/31/2019	1.20	0	0	0.75%	26.6%
12/31/2018	0.94	0	0	1.25%	-5.7%	12/31/2018	0.94	0	0	1.00%	-5.5%	12/31/2018	0.95	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	0	$0	0.50%	25.0%	12/31/2021	$1.95	0	$0	0.25%	25.3%	12/31/2021	$1.97	0	$0	0.00%	25.6%
12/31/2020	1.55	0	0	0.50%	28.5%	12/31/2020	1.56	0	0	0.25%	28.8%	12/31/2020	1.57	0	0	0.00%	29.1%
12/31/2019	1.20	0	0	0.50%	26.9%	12/31/2019	1.21	0	0	0.25%	27.2%	12/31/2019	1.22	0	0	0.00%	27.5%
12/31/2018	0.95	0	0	0.50%	-5.1%	12/31/2018	0.95	0	0	0.25%	-4.9%	12/31/2018	0.95	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.1%
2019	1.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Small-Cap Value Fund A Class - 06-956 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /17 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	0	$0	1.25%	31.8%	12/31/2021	$1.58	0	$0	1.00%	32.1%	12/31/2021	$1.61	0	$0	0.75%	32.5%
12/31/2020	1.18	0	0	1.25%	-1.1%	12/31/2020	1.20	0	0	1.00%	-0.9%	12/31/2020	1.21	0	0	0.75%	-0.7%
12/31/2019	1.19	0	0	1.25%	18.1%	12/31/2019	1.21	0	0	1.00%	18.4%	12/31/2019	1.22	0	0	0.75%	18.7%
12/31/2018	1.01	0	0	1.25%	-16.2%	12/31/2018	1.02	0	0	1.00%	-15.9%	12/31/2018	1.03	0	0	0.75%	-15.7%
12/31/2017	1.21	0	0	1.25%	7.6%	12/31/2017	1.21	0	0	1.00%	7.8%	12/31/2017	1.22	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	0	$0	0.50%	32.8%	12/31/2021	$1.66	0	$0	0.25%	33.1%	12/31/2021	$1.69	0	$0	0.00%	33.5%
12/31/2020	1.23	0	0	0.50%	-0.4%	12/31/2020	1.25	0	0	0.25%	-0.2%	12/31/2020	1.27	0	0	0.00%	0.1%
12/31/2019	1.24	0	0	0.50%	19.0%	12/31/2019	1.25	0	0	0.25%	19.3%	12/31/2019	1.27	0	0	0.00%	19.6%
12/31/2018	1.04	0	0	0.50%	-15.5%	12/31/2018	1.05	0	0	0.25%	-15.3%	12/31/2018	1.06	0	0	0.00%	-15.1%
12/31/2017	1.23	0	0	0.50%	8.4%	12/31/2017	1.24	0	0	0.25%	8.6%	12/31/2017	1.25	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BMO Aggressive Allocation Fund R6 Class - 06-FNH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,069,622	$2,050,347	227,359
Receivables: investments sold	1,621
Payables: investments purchased	-
Net assets	$2,071,243

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,071,243	1,141,640	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.86
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	-	-	1.93
Total	$2,071,243	1,141,640

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$48,639
Mortality & expense charges			(24,906)
Net investment income (loss)			23,733

Gain (loss) on investments:
Net realized gain (loss)			23,677
Realized gain distributions			219,566
Net change in unrealized appreciation (depreciation)			85,649
Net gain (loss)			328,892

Increase (decrease) in net assets from operations			$352,625

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,733	$9,956
Net realized gain (loss)		23,677	(46,316)
Realized gain distributions		219,566	166,532
Net change in unrealized appreciation (depreciation)		85,649	60,446

Increase (decrease) in net assets from operations		352,625	190,618

Contract owner transactions:
Proceeds from units sold		203,986	202,433
Cost of units redeemed		(213,403)	(287,882)
Account charges		(963)	(572)
Increase (decrease)		(10,380)	(86,021)
Net increase (decrease)		342,245	104,597
Net assets, beginning		1,728,998	1,624,401
Net assets, ending		$2,071,243	$1,728,998

Units sold		121,732	185,687
Units redeemed		(121,554)	(253,498)
Net increase (decrease)		178	(67,811)
Units outstanding, beginning		1,141,462	1,209,273
Units outstanding, ending		1,141,640	1,141,462

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,496,378
Cost of units redeemed/account charges			(1,238,513)
Net investment income (loss)			86,033
Net realized gain (loss)			(73,707)
Realized gain distributions			781,777
Net change in unrealized appreciation (depreciation)			19,275
Net assets			$2,071,243

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.81	1,142	$2,071	1.25%	19.8%	12/31/2021	$1.84	0	$0	1.00%	20.1%	12/31/2021	$1.86	0	$0	0.75%	20.4%
12/31/2020	1.51	1,141	1,729	1.25%	12.8%	12/31/2020	1.53	0	0	1.00%	13.0%	12/31/2020	1.55	0	0	0.75%	13.3%
12/31/2019	1.34	1,209	1,624	1.25%	23.7%	12/31/2019	1.35	0	0	1.00%	24.0%	12/31/2019	1.36	0	0	0.75%	24.4%
12/31/2018	1.09	1,213	1,317	1.25%	-9.4%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%
12/31/2017	1.20	1,167	1,399	1.25%	20.6%	12/31/2017	1.20	0	0	1.00%	20.9%	12/31/2017	1.21	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	0	$0	0.50%	20.7%	12/31/2021	$1.91	0	$0	0.25%	21.0%	12/31/2021	$1.93	0	$0	0.00%	21.3%
12/31/2020	1.56	0	0	0.50%	13.6%	12/31/2020	1.58	0	0	0.25%	13.9%	12/31/2020	1.59	0	0	0.00%	14.2%
12/31/2019	1.37	0	0	0.50%	24.7%	12/31/2019	1.39	0	0	0.25%	25.0%	12/31/2019	1.40	0	0	0.00%	25.3%
12/31/2018	1.10	0	0	0.50%	-8.7%	12/31/2018	1.11	0	0	0.25%	-8.5%	12/31/2018	1.11	0	0	0.00%	-8.3%
12/31/2017	1.21	0	0	0.50%	21.5%	12/31/2017	1.21	0	0	0.25%	21.8%	12/31/2017	1.21	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	1.7%
2019	2.1%
2018	2.6%
2017	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Small Cap Fund A Class - 06-516

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$657,965	$525,497	19,856
Receivables: investments sold	72
Payables: investments purchased	-
Net assets	$658,037

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$658,037	193,164	$3.41
Band 100	-	-	3.50
Band 75	-	-	3.60
Band 50	-	-	3.71
Band 25	-	-	3.81
Band 0	-	-	3.92
Total	$658,037	193,164

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,208)
Net investment income (loss)			(7,208)

Gain (loss) on investments:
Net realized gain (loss)			8,656
Realized gain distributions			44,271
Net change in unrealized appreciation (depreciation)			46,149
Net gain (loss)			99,076

Increase (decrease) in net assets from operations			$91,868

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,208)	$(3,233)
Net realized gain (loss)		8,656	5,754
Realized gain distributions		44,271	-
Net change in unrealized appreciation (depreciation)		46,149	62,832

Increase (decrease) in net assets from operations		91,868	65,353

Contract owner transactions:
Proceeds from units sold		105,133	258,069
Cost of units redeemed		(37,587)	(80,687)
Account charges		(132)	(120)
Increase (decrease)		67,414	177,262
Net increase (decrease)		159,282	242,615
Net assets, beginning		498,755	256,140
Net assets, ending		$658,037	$498,755

Units sold		32,013	105,339
Units redeemed		(11,878)	(32,917)
Net increase (decrease)		20,135	72,422
Units outstanding, beginning		173,029	100,607
Units outstanding, ending		193,164	173,029

* Date of Fund Inception into Variable Account: 10 /14 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$970,533
Cost of units redeemed/account charges			(665,044)
Net investment income (loss)			(32,341)
Net realized gain (loss)			87,298
Realized gain distributions			165,123
Net change in unrealized appreciation (depreciation)			132,468
Net assets			$658,037

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.41	193	$658	1.25%	18.2%	12/31/2021	$3.50	0	$0	1.00%	18.5%	12/31/2021	$3.60	0	$0	0.75%	18.8%
12/31/2020	2.88	173	499	1.25%	13.2%	12/31/2020	2.96	0	0	1.00%	13.5%	12/31/2020	3.03	0	0	0.75%	13.8%
12/31/2019	2.55	101	256	1.25%	24.4%	12/31/2019	2.61	0	0	1.00%	24.8%	12/31/2019	2.67	0	0	0.75%	25.1%
12/31/2018	2.05	75	154	1.25%	-8.0%	12/31/2018	2.09	0	0	1.00%	-7.8%	12/31/2018	2.13	0	0	0.75%	-7.6%
12/31/2017	2.22	69	153	1.25%	11.8%	12/31/2017	2.26	0	0	1.00%	12.1%	12/31/2017	2.31	0	0	0.75%	12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.71	0	$0	0.50%	19.1%	12/31/2021	$3.81	0	$0	0.25%	19.4%	12/31/2021	$3.92	0	$0	0.00%	19.7%
12/31/2020	3.11	0	0	0.50%	14.1%	12/31/2020	3.19	0	0	0.25%	14.4%	12/31/2020	3.28	0	0	0.00%	14.6%
12/31/2019	2.73	0	0	0.50%	25.4%	12/31/2019	2.79	0	0	0.25%	25.7%	12/31/2019	2.86	0	0	0.00%	26.0%
12/31/2018	2.18	0	0	0.50%	-7.3%	12/31/2018	2.22	0	0	0.25%	-7.1%	12/31/2018	2.27	0	0	0.00%	-6.9%
12/31/2017	2.35	0	0	0.50%	12.6%	12/31/2017	2.39	0	0	0.25%	12.9%	12/31/2017	2.43	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 06-520

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,888,163	$6,002,116	185,218
Receivables: investments sold	51,979
Payables: investments purchased	-
Net assets	$6,940,142

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,757,791	975,893	$6.92
Band 100	182,351	25,158	7.25
Band 75	-	-	7.59
Band 50	-	-	7.94
Band 25	-	-	8.31
Band 0	-	-	9.68
Total	$6,940,142	1,001,051

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,550
Mortality & expense charges			(85,601)
Net investment income (loss)			(72,051)

Gain (loss) on investments:
Net realized gain (loss)			118,481
Realized gain distributions			292,165
Net change in unrealized appreciation (depreciation)			532,733
Net gain (loss)			943,379

Increase (decrease) in net assets from operations			$871,328

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(72,051)	$(50,712)
Net realized gain (loss)		118,481	(36,713)
Realized gain distributions		292,165	451,288
Net change in unrealized appreciation (depreciation)		532,733	297,482

Increase (decrease) in net assets from operations		871,328	661,345

Contract owner transactions:
Proceeds from units sold		477,970	446,246
Cost of units redeemed		(1,094,706)	(1,268,769)
Account charges		(1,432)	(3,049)
Increase (decrease)		(618,168)	(825,572)
Net increase (decrease)		253,160	(164,227)
Net assets, beginning		6,686,982	6,851,209
Net assets, ending		$6,940,142	$6,686,982

Units sold		72,938	97,124
Units redeemed		(167,750)	(246,125)
Net increase (decrease)		(94,812)	(149,001)
Units outstanding, beginning		1,095,863	1,244,864
Units outstanding, ending		1,001,051	1,095,863

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$173,436,658
Cost of units redeemed/account charges			(175,012,611)
Net investment income (loss)			532,999
Net realized gain (loss)			(183,365)
Realized gain distributions			7,280,414
Net change in unrealized appreciation (depreciation)			886,047
Net assets			$6,940,142

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.92	976	$6,758	1.25%	13.6%	12/31/2021	$7.25	25	$182	1.00%	13.9%	12/31/2021	$7.59	0	$0	0.75%	14.2%
12/31/2020	6.10	1,070	6,525	1.25%	10.9%	12/31/2020	6.36	25	162	1.00%	11.1%	12/31/2020	6.65	0	0	0.75%	11.4%
12/31/2019	5.50	1,219	6,705	1.25%	29.7%	12/31/2019	5.73	26	146	1.00%	30.1%	12/31/2019	5.96	0	0	0.75%	30.4%
12/31/2018	4.24	1,345	5,701	1.25%	-5.6%	12/31/2018	4.40	27	118	1.00%	-5.4%	12/31/2018	4.57	0	0	0.75%	-5.1%
12/31/2017	4.49	1,670	7,500	1.25%	10.3%	12/31/2017	4.65	43	198	1.00%	10.5%	12/31/2017	4.82	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.94	0	$0	0.50%	14.5%	12/31/2021	$8.31	0	$0	0.25%	14.7%	12/31/2021	$9.68	0	$0	0.00%	15.0%
12/31/2020	6.94	0	0	0.50%	11.7%	12/31/2020	7.24	0	0	0.25%	12.0%	12/31/2020	8.41	0	0	0.00%	12.2%
12/31/2019	6.21	0	0	0.50%	30.7%	12/31/2019	6.47	0	0	0.25%	31.0%	12/31/2019	7.49	0	0	0.00%	31.4%
12/31/2018	4.75	0	0	0.50%	-4.9%	12/31/2018	4.94	0	0	0.25%	-4.7%	12/31/2018	5.70	3	19	0.00%	-4.4%
12/31/2017	5.00	0	0	0.50%	11.1%	12/31/2017	5.18	0	0	0.25%	11.4%	12/31/2017	5.97	2	12	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.4%
2019	0.5%
2018	0.5%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$281,888	$213,074	6,583
Receivables: investments sold	-
Payables: investments purchased	(570)
Net assets	$281,318

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$281,318	156,184	$1.80
Band 100	-	-	1.82
Band 75	-	-	1.83
Band 50	-	-	1.85
Band 25	-	-	1.86
Band 0	-	-	1.88
Total	$281,318	156,184

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,109
Mortality & expense charges			(2,458)
Net investment income (loss)			(349)

Gain (loss) on investments:
Net realized gain (loss)			4,142
Realized gain distributions			607
Net change in unrealized appreciation (depreciation)			36,835
Net gain (loss)			41,584

Increase (decrease) in net assets from operations			$41,235

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(349)	$471
Net realized gain (loss)		4,142	3,932
Realized gain distributions		607	-
Net change in unrealized appreciation (depreciation)		36,835	31,870

Increase (decrease) in net assets from operations		41,235	36,273

Contract owner transactions:
Proceeds from units sold		105,796	142,789
Cost of units redeemed		(17,946)	(27,618)
Account charges		(351)	(143)
Increase (decrease)		87,499	115,028
Net increase (decrease)		128,734	151,301
Net assets, beginning		152,584	1,283
Net assets, ending		$281,318	$152,584

Units sold		63,322	128,121
Units redeemed		(12,297)	(24,064)
Net increase (decrease)		51,025	104,057
Units outstanding, beginning		105,159	1,102
Units outstanding, ending		156,184	105,159

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$249,754
Cost of units redeemed/account charges			(46,058)
Net investment income (loss)			127
Net realized gain (loss)			8,074
Realized gain distributions			607
Net change in unrealized appreciation (depreciation)			68,814
Net assets			$281,318

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.80	156	$281	1.25%	24.1%	12/31/2021	$1.82	0	$0	1.00%	24.4%	12/31/2021	$1.83	0	$0	0.75%	24.8%
12/31/2020	1.45	105	153	1.25%	24.6%	12/31/2020	1.46	0	0	1.00%	24.9%	12/31/2020	1.47	0	0	0.75%	25.2%
12/31/2019	1.16	1	1	1.25%	31.2%	12/31/2019	1.17	0	0	1.00%	31.5%	12/31/2019	1.17	0	0	0.75%	31.9%
12/31/2018	0.89	0	0	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	0	$0	0.50%	25.1%	12/31/2021	$1.86	0	$0	0.25%	25.4%	12/31/2021	$1.88	0	$0	0.00%	25.7%
12/31/2020	1.48	0	0	0.50%	25.6%	12/31/2020	1.49	0	0	0.25%	25.9%	12/31/2020	1.50	0	0	0.00%	26.2%
12/31/2019	1.18	0	0	0.50%	32.2%	12/31/2019	1.18	0	0	0.25%	32.5%	12/31/2019	1.19	0	0	0.00%	32.8%
12/31/2018	0.89	0	0	0.50%	-11.0%	12/31/2018	0.89	0	0	0.25%	-10.9%	12/31/2018	0.89	0	0	0.00%	-10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.9%
2019	2.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parametric Emerging Markets R6 Class - 06-47V (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	1.25%	3.3%	12/31/2021	$1.16	0	$0	1.00%	3.6%	12/31/2021	$1.17	0	$0	0.75%	3.8%
12/31/2020	1.12	0	0	1.25%	1.6%	12/31/2020	1.12	0	0	1.00%	1.9%	12/31/2020	1.13	0	0	0.75%	2.2%
12/31/2019	1.10	0	0	1.25%	10.0%	12/31/2019	1.10	0	0	1.00%	10.1%	12/31/2019	1.10	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	0	$0	0.50%	4.1%	12/31/2021	$1.18	0	$0	0.25%	4.3%	12/31/2021	$1.19	0	$0	0.00%	4.6%
12/31/2020	1.13	0	0	0.50%	2.4%	12/31/2020	1.13	0	0	0.25%	2.7%	12/31/2020	1.14	0	0	0.00%	2.9%
12/31/2019	1.10	0	0	0.50%	10.3%	12/31/2019	1.10	0	0	0.25%	10.4%	12/31/2019	1.11	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Small Cap R6 Class - 06-4FN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,560	$28,487	789
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$28,569

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,569	20,569	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$28,569	20,569

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$45
Mortality & expense charges			(163)
Net investment income (loss)			(118)

Gain (loss) on investments:
Net realized gain (loss)			32
Realized gain distributions			1,803
Net change in unrealized appreciation (depreciation)			73
Net gain (loss)			1,908

Increase (decrease) in net assets from operations			$1,790

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(118)	$-
Net realized gain (loss)		32	-
Realized gain distributions		1,803	-
Net change in unrealized appreciation (depreciation)		73	-

Increase (decrease) in net assets from operations		1,790	-

Contract owner transactions:
Proceeds from units sold		29,430	-
Cost of units redeemed		(2,651)	-
Account charges		-	-
Increase (decrease)		26,779	-
Net increase (decrease)		28,569	-
Net assets, beginning		-	-
Net assets, ending		$28,569	$-

Units sold		22,584	-
Units redeemed		(2,015)	-
Net increase (decrease)		20,569	-
Units outstanding, beginning		-	-
Units outstanding, ending		20,569	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$29,430
Cost of units redeemed/account charges			(2,651)
Net investment income (loss)			(118)
Net realized gain (loss)			32
Realized gain distributions			1,803
Net change in unrealized appreciation (depreciation)			73
Net assets			$28,569

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	21	$29	1.25%	18.5%	12/31/2021	$1.40	0	$0	1.00%	18.8%	12/31/2021	$1.40	0	$0	0.75%	19.1%
12/31/2020	1.17	0	0	1.25%	13.6%	12/31/2020	1.18	0	0	1.00%	13.9%	12/31/2020	1.18	0	0	0.75%	14.2%
12/31/2019	1.03	0	0	1.25%	3.1%	12/31/2019	1.03	0	0	1.00%	3.2%	12/31/2019	1.03	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	19.4%	12/31/2021	$1.42	0	$0	0.25%	19.7%	12/31/2021	$1.43	0	$0	0.00%	20.0%
12/31/2020	1.18	0	0	0.50%	14.4%	12/31/2020	1.19	0	0	0.25%	14.7%	12/31/2020	1.19	0	0	0.00%	15.0%
12/31/2019	1.03	0	0	0.50%	3.3%	12/31/2019	1.03	0	0	0.25%	3.4%	12/31/2019	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Balanced R6 Class - 06-4FJ (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	1.25%	13.2%	12/31/2021	$1.36	0	$0	1.00%	13.5%	12/31/2021	$1.37	0	$0	0.75%	13.8%
12/31/2020	1.19	0	0	1.25%	14.3%	12/31/2020	1.20	0	0	1.00%	14.6%	12/31/2020	1.20	0	0	0.75%	14.9%
12/31/2019	1.04	0	0	1.25%	4.4%	12/31/2019	1.04	0	0	1.00%	4.4%	12/31/2019	1.05	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	0.50%	14.1%	12/31/2021	$1.38	0	$0	0.25%	14.4%	12/31/2021	$1.39	0	$0	0.00%	14.6%
12/31/2020	1.20	0	0	0.50%	15.2%	12/31/2020	1.21	0	0	0.25%	15.5%	12/31/2020	1.21	0	0	0.00%	15.8%
12/31/2019	1.05	0	0	0.50%	4.6%	12/31/2019	1.05	0	0	0.25%	4.6%	12/31/2019	1.05	0	0	0.00%	4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Equity Portfolio A Class - 06-345

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,959,358	$1,876,958	35,688
Receivables: investments sold	329
Payables: investments purchased	-
Net assets	$2,959,687

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,901,580	513,185	$5.65
Band 100	58,107	9,819	5.92
Band 75	-	-	6.19
Band 50	-	-	6.48
Band 25	-	-	6.79
Band 0	-	-	7.22
Total	$2,959,687	523,004

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(34,623)
Net investment income (loss)			(34,623)

Gain (loss) on investments:
Net realized gain (loss)			269,502
Realized gain distributions			101,311
Net change in unrealized appreciation (depreciation)			334,128
Net gain (loss)			704,941

Increase (decrease) in net assets from operations			$670,318

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,623)	$(30,831)
Net realized gain (loss)		269,502	225,688
Realized gain distributions		101,311	74,118
Net change in unrealized appreciation (depreciation)		334,128	216,388

Increase (decrease) in net assets from operations		670,318	485,363

Contract owner transactions:
Proceeds from units sold		383,341	572,901
Cost of units redeemed		(743,500)	(961,900)
Account charges		(843)	(726)
Increase (decrease)		(361,002)	(389,725)
Net increase (decrease)		309,316	95,638
Net assets, beginning		2,650,371	2,554,733
Net assets, ending		$2,959,687	$2,650,371

Units sold		79,471	148,526
Units redeemed		(152,898)	(257,287)
Net increase (decrease)		(73,427)	(108,761)
Units outstanding, beginning		596,431	705,192
Units outstanding, ending		523,004	596,431

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,941,834
Cost of units redeemed/account charges			(10,909,879)
Net investment income (loss)			(342,410)
Net realized gain (loss)			1,290,736
Realized gain distributions			1,897,006
Net change in unrealized appreciation (depreciation)			1,082,400
Net assets			$2,959,687

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.65	513	$2,902	1.25%	27.3%	12/31/2021	$5.92	10	$58	1.00%	27.7%	12/31/2021	$6.19	0	$0	0.75%	28.0%
12/31/2020	4.44	586	2,604	1.25%	22.7%	12/31/2020	4.64	10	47	1.00%	23.0%	12/31/2020	4.84	0	0	0.75%	23.3%
12/31/2019	3.62	683	2,472	1.25%	34.8%	12/31/2019	3.77	22	82	1.00%	35.1%	12/31/2019	3.92	0	0	0.75%	35.5%
12/31/2018	2.68	657	1,763	1.25%	3.7%	12/31/2018	2.79	21	59	1.00%	4.0%	12/31/2018	2.90	0	0	0.75%	4.3%
12/31/2017	2.59	808	2,092	1.25%	24.2%	12/31/2017	2.68	21	57	1.00%	24.5%	12/31/2017	2.78	0	0	0.75%	24.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.48	0	$0	0.50%	28.3%	12/31/2021	$6.79	0	$0	0.25%	28.6%	12/31/2021	$7.22	0	$0	0.00%	28.9%
12/31/2020	5.05	0	0	0.50%	23.7%	12/31/2020	5.28	0	0	0.25%	24.0%	12/31/2020	5.60	0	0	0.00%	24.3%
12/31/2019	4.09	0	0	0.50%	35.8%	12/31/2019	4.26	0	0	0.25%	36.2%	12/31/2019	4.51	0	0	0.00%	36.5%
12/31/2018	3.01	0	0	0.50%	4.5%	12/31/2018	3.13	0	0	0.25%	4.8%	12/31/2018	3.30	0	0	0.00%	5.0%
12/31/2017	2.88	32	91	0.50%	25.2%	12/31/2017	2.98	0	0	0.25%	25.5%	12/31/2017	3.14	0	0	0.00%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Income Fund A Class - 06-340

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$874,755	$825,386	49,191
Receivables: investments sold	4,303
Payables: investments purchased	-
Net assets	$879,058

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$879,058	466,403	$1.88
Band 100	-	-	1.97
Band 75	-	-	2.06
Band 50	-	-	2.16
Band 25	-	-	2.26
Band 0	-	-	2.41
Total	$879,058	466,403

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$18,429
Mortality & expense charges			(8,591)
Net investment income (loss)			9,838

Gain (loss) on investments:
Net realized gain (loss)			7,431
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14,054)
Net gain (loss)			(6,623)

Increase (decrease) in net assets from operations			$3,215

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,838	$11,806
Net realized gain (loss)		7,431	5,281
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(14,054)	35,123

Increase (decrease) in net assets from operations		3,215	52,210

Contract owner transactions:
Proceeds from units sold		265,675	167,422
Cost of units redeemed		(85,900)	(75,651)
Account charges		(244)	(182)
Increase (decrease)		179,531	91,589
Net increase (decrease)		182,746	143,799
Net assets, beginning		696,312	552,513
Net assets, ending		$879,058	$696,312

Units sold		141,357	98,001
Units redeemed		(45,917)	(41,672)
Net increase (decrease)		95,440	56,329
Units outstanding, beginning		370,963	314,634
Units outstanding, ending		466,403	370,963

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$27,679,875
Cost of units redeemed/account charges			(29,114,058)
Net investment income (loss)			2,139,746
Net realized gain (loss)			(262,153)
Realized gain distributions			386,279
Net change in unrealized appreciation (depreciation)			49,369
Net assets			$879,058

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	466	$879	1.25%	0.4%	12/31/2021	$1.97	0	$0	1.00%	0.7%	12/31/2021	$2.06	0	$0	0.75%	0.9%
12/31/2020	1.88	371	696	1.25%	6.9%	12/31/2020	1.96	0	0	1.00%	7.2%	12/31/2020	2.05	0	0	0.75%	7.4%
12/31/2019	1.76	315	553	1.25%	13.3%	12/31/2019	1.83	0	0	1.00%	13.6%	12/31/2019	1.90	0	0	0.75%	13.9%
12/31/2018	1.55	280	435	1.25%	-4.6%	12/31/2018	1.61	0	0	1.00%	-4.3%	12/31/2018	1.67	0	0	0.75%	-4.1%
12/31/2017	1.62	295	478	1.25%	5.2%	12/31/2017	1.68	0	0	1.00%	5.5%	12/31/2017	1.74	0	0	0.75%	5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.16	0	$0	0.50%	1.2%	12/31/2021	$2.26	0	$0	0.25%	1.4%	12/31/2021	$2.41	0	$0	0.00%	1.7%
12/31/2020	2.14	0	0	0.50%	7.7%	12/31/2020	2.23	0	0	0.25%	8.0%	12/31/2020	2.37	0	0	0.00%	8.2%
12/31/2019	1.98	0	0	0.50%	14.2%	12/31/2019	2.07	0	0	0.25%	14.5%	12/31/2019	2.19	0	0	0.00%	14.8%
12/31/2018	1.74	0	0	0.50%	-3.8%	12/31/2018	1.80	0	0	0.25%	-3.6%	12/31/2018	1.91	0	0	0.00%	-3.4%
12/31/2017	1.81	0	0	0.50%	6.0%	12/31/2017	1.87	0	0	0.25%	6.3%	12/31/2017	1.97	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	3.2%
2019	3.4%
2018	3.4%
2017	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Leaders Fund A Class - 06-065

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$189,012	$190,835	5,095
Receivables: investments sold	702
Payables: investments purchased	-
Net assets	$189,714

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$189,714	151,378	$1.25
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.38
Total	$189,714	151,378

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,074
Mortality & expense charges			(2,334)
Net investment income (loss)			(1,260)

Gain (loss) on investments:
Net realized gain (loss)			40,434
Realized gain distributions			23,771
Net change in unrealized appreciation (depreciation)			(56,499)
Net gain (loss)			7,706

Increase (decrease) in net assets from operations			$6,446

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,260)	$(2,322)
Net realized gain (loss)		40,434	(372)
Realized gain distributions		23,771	-
Net change in unrealized appreciation (depreciation)		(56,499)	31,928

Increase (decrease) in net assets from operations		6,446	29,234

Contract owner transactions:
Proceeds from units sold		111,116	33,650
Cost of units redeemed		(111,654)	(87,595)
Account charges		(9)	(45)
Increase (decrease)		(547)	(53,990)
Net increase (decrease)		5,899	(24,756)
Net assets, beginning		183,815	208,571
Net assets, ending		$189,714	$183,815

Units sold		89,827	33,345
Units redeemed		(90,180)	(77,930)
Net increase (decrease)		(353)	(44,585)
Units outstanding, beginning		151,731	196,316
Units outstanding, ending		151,378	151,731

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,032,395
Cost of units redeemed/account charges			(1,989,999)
Net investment income (loss)			25,233
Net realized gain (loss)			100,137
Realized gain distributions			23,771
Net change in unrealized appreciation (depreciation)			(1,823)
Net assets			$189,714

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	151	$190	1.25%	3.5%	12/31/2021	$1.28	0	$0	1.00%	3.7%	12/31/2021	$1.30	0	$0	0.75%	4.0%
12/31/2020	1.21	152	184	1.25%	14.0%	12/31/2020	1.23	0	0	1.00%	14.3%	12/31/2020	1.25	0	0	0.75%	14.6%
12/31/2019	1.06	196	209	1.25%	25.1%	12/31/2019	1.08	0	0	1.00%	25.4%	12/31/2019	1.09	0	0	0.75%	25.7%
12/31/2018	0.85	511	434	1.25%	-21.8%	12/31/2018	0.86	0	0	1.00%	-21.6%	12/31/2018	0.87	0	0	0.75%	-21.4%
12/31/2017	1.09	612	665	1.25%	26.4%	12/31/2017	1.10	0	0	1.00%	26.7%	12/31/2017	1.11	0	0	0.75%	27.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	4.2%	12/31/2021	$1.35	0	$0	0.25%	4.5%	12/31/2021	$1.38	0	$0	0.00%	4.8%
12/31/2020	1.27	0	0	0.50%	14.9%	12/31/2020	1.29	0	0	0.25%	15.2%	12/31/2020	1.31	0	0	0.00%	15.5%
12/31/2019	1.11	0	0	0.50%	26.0%	12/31/2019	1.12	0	0	0.25%	26.4%	12/31/2019	1.14	0	0	0.00%	26.7%
12/31/2018	0.88	0	0	0.50%	-21.2%	12/31/2018	0.89	0	0	0.25%	-21.0%	12/31/2018	0.90	0	0	0.00%	-20.9%
12/31/2017	1.12	0	0	0.50%	27.3%	12/31/2017	1.13	0	0	0.25%	27.7%	12/31/2017	1.14	0	0	0.00%	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.1%
2019	1.5%
2018	2.1%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Leaders Fund Institutional Class - 06-049

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$319,203	$302,513	8,591
Receivables: investments sold	752
Payables: investments purchased	-
Net assets	$319,955

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$319,955	250,431	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$319,955	250,431

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,532
Mortality & expense charges			(4,255)
Net investment income (loss)			(1,723)

Gain (loss) on investments:
Net realized gain (loss)			23,588
Realized gain distributions			39,980
Net change in unrealized appreciation (depreciation)			(45,246)
Net gain (loss)			18,322

Increase (decrease) in net assets from operations			$16,599

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,723)	$(3,174)
Net realized gain (loss)		23,588	26,261
Realized gain distributions		39,980	-
Net change in unrealized appreciation (depreciation)		(45,246)	19,621

Increase (decrease) in net assets from operations		16,599	42,708

Contract owner transactions:
Proceeds from units sold		50,453	16,954
Cost of units redeemed		(101,608)	(548,413)
Account charges		(61)	(109)
Increase (decrease)		(51,216)	(531,568)
Net increase (decrease)		(34,617)	(488,860)
Net assets, beginning		354,572	843,432
Net assets, ending		$319,955	$354,572

Units sold		40,629	16,471
Units redeemed		(78,037)	(511,437)
Net increase (decrease)		(37,408)	(494,966)
Units outstanding, beginning		287,839	782,805
Units outstanding, ending		250,431	287,839

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,619,759
Cost of units redeemed/account charges			(1,420,065)
Net investment income (loss)			25,677
Net realized gain (loss)			37,914
Realized gain distributions			39,980
Net change in unrealized appreciation (depreciation)			16,690
Net assets			$319,955

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	250	$320	1.25%	3.7%	12/31/2021	$1.30	0	$0	1.00%	4.0%	12/31/2021	$1.33	0	$0	0.75%	4.2%
12/31/2020	1.23	288	355	1.25%	14.3%	12/31/2020	1.25	0	0	1.00%	14.6%	12/31/2020	1.27	0	0	0.75%	14.9%
12/31/2019	1.08	783	843	1.25%	25.4%	12/31/2019	1.09	0	0	1.00%	25.8%	12/31/2019	1.11	0	0	0.75%	26.1%
12/31/2018	0.86	716	615	1.25%	-21.7%	12/31/2018	0.87	0	0	1.00%	-21.5%	12/31/2018	0.88	0	0	0.75%	-21.3%
12/31/2017	1.10	785	861	1.25%	26.7%	12/31/2017	1.11	0	0	1.00%	27.0%	12/31/2017	1.12	0	0	0.75%	27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	0.50%	4.5%	12/31/2021	$1.38	0	$0	0.25%	4.8%	12/31/2021	$1.40	0	$0	0.00%	5.0%
12/31/2020	1.29	0	0	0.50%	15.2%	12/31/2020	1.31	0	0	0.25%	15.5%	12/31/2020	1.34	0	0	0.00%	15.8%
12/31/2019	1.12	0	0	0.50%	26.4%	12/31/2019	1.14	0	0	0.25%	26.7%	12/31/2019	1.15	0	0	0.00%	27.0%
12/31/2018	0.89	0	0	0.50%	-21.1%	12/31/2018	0.90	0	0	0.25%	-20.9%	12/31/2018	0.91	0	0	0.00%	-20.7%
12/31/2017	1.13	0	0	0.50%	27.7%	12/31/2017	1.14	0	0	0.25%	28.0%	12/31/2017	1.15	0	0	0.00%	28.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.2%
2019	2.9%
2018	2.8%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Kaufmann Large Cap Fund A Class - 06-066

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$246,104	$185,839	7,289
Receivables: investments sold	287
Payables: investments purchased	-
Net assets	$246,391

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$246,391	96,051	$2.57
Band 100	-	-	2.61
Band 75	-	-	2.66
Band 50	-	-	2.71
Band 25	-	-	2.77
Band 0	-	-	2.82
Total	$246,391	96,051

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,849)
Net investment income (loss)			(2,849)

Gain (loss) on investments:
Net realized gain (loss)			9,251
Realized gain distributions			31,850
Net change in unrealized appreciation (depreciation)			(12,889)
Net gain (loss)			28,212

Increase (decrease) in net assets from operations			$25,363

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,849)	$(2,376)
Net realized gain (loss)		9,251	9,879
Realized gain distributions		31,850	7,443
Net change in unrealized appreciation (depreciation)		(12,889)	31,305

Increase (decrease) in net assets from operations		25,363	46,251

Contract owner transactions:
Proceeds from units sold		27,703	19,794
Cost of units redeemed		(21,441)	(33,913)
Account charges		(10)	(36)
Increase (decrease)		6,252	(14,155)
Net increase (decrease)		31,615	32,096
Net assets, beginning		214,776	182,680
Net assets, ending		$246,391	$214,776

Units sold		11,116	13,878
Units redeemed		(8,953)	(21,124)
Net increase (decrease)		2,163	(7,246)
Units outstanding, beginning		93,888	101,134
Units outstanding, ending		96,051	93,888

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$569,230
Cost of units redeemed/account charges			(540,649)
Net investment income (loss)			(19,215)
Net realized gain (loss)			107,704
Realized gain distributions			69,056
Net change in unrealized appreciation (depreciation)			60,265
Net assets			$246,391

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.57	96	$246	1.25%	12.1%	12/31/2021	$2.61	0	$0	1.00%	12.4%	12/31/2021	$2.66	0	$0	0.75%	12.7%
12/31/2020	2.29	94	215	1.25%	26.6%	12/31/2020	2.33	0	0	1.00%	27.0%	12/31/2020	2.36	0	0	0.75%	27.3%
12/31/2019	1.81	101	183	1.25%	36.1%	12/31/2019	1.83	0	0	1.00%	36.4%	12/31/2019	1.86	0	0	0.75%	36.8%
12/31/2018	1.33	115	153	1.25%	-1.4%	12/31/2018	1.34	0	0	1.00%	-1.1%	12/31/2018	1.36	0	0	0.75%	-0.9%
12/31/2017	1.35	314	423	1.25%	21.7%	12/31/2017	1.36	0	0	1.00%	22.0%	12/31/2017	1.37	0	0	0.75%	22.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.71	0	$0	0.50%	13.0%	12/31/2021	$2.77	0	$0	0.25%	13.3%	12/31/2021	$2.82	0	$0	0.00%	13.5%
12/31/2020	2.40	0	0	0.50%	27.6%	12/31/2020	2.44	0	0	0.25%	27.9%	12/31/2020	2.48	0	0	0.00%	28.2%
12/31/2019	1.88	0	0	0.50%	37.1%	12/31/2019	1.91	0	0	0.25%	37.4%	12/31/2019	1.94	0	0	0.00%	37.8%
12/31/2018	1.37	0	0	0.50%	-0.6%	12/31/2018	1.39	0	0	0.25%	-0.4%	12/31/2018	1.40	0	0	0.00%	-0.1%
12/31/2017	1.38	0	0	0.50%	22.6%	12/31/2017	1.39	0	0	0.25%	23.0%	12/31/2017	1.41	0	0	0.00%	23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Kaufmann Large Cap Fund Institutional Class - 06-050

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$721,772	$611,163	20,452
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$721,783

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$721,783	276,264	$2.61
Band 100	-	-	2.66
Band 75	-	-	2.71
Band 50	-	-	2.76
Band 25	-	-	2.82
Band 0	-	-	2.87
Total	$721,783	276,264

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,528)
Net investment income (loss)			(9,528)

Gain (loss) on investments:
Net realized gain (loss)			42,497
Realized gain distributions			96,764
Net change in unrealized appreciation (depreciation)			(39,149)
Net gain (loss)			100,112

Increase (decrease) in net assets from operations			$90,584

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,528)	$(11,929)
Net realized gain (loss)		42,497	177,196
Realized gain distributions		96,764	24,649
Net change in unrealized appreciation (depreciation)		(39,149)	36,244

Increase (decrease) in net assets from operations		90,584	226,160

Contract owner transactions:
Proceeds from units sold		73,641	210,233
Cost of units redeemed		(150,786)	(706,851)
Account charges		(947)	(806)
Increase (decrease)		(78,092)	(497,424)
Net increase (decrease)		12,492	(271,264)
Net assets, beginning		709,291	980,555
Net assets, ending		$721,783	$709,291

Units sold		29,855	103,375
Units redeemed		(58,720)	(333,749)
Net increase (decrease)		(28,865)	(230,374)
Units outstanding, beginning		305,129	535,503
Units outstanding, ending		276,264	305,129

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,060,496
Cost of units redeemed/account charges			(1,987,010)
Net investment income (loss)			(53,710)
Net realized gain (loss)			358,650
Realized gain distributions			232,748
Net change in unrealized appreciation (depreciation)			110,609
Net assets			$721,783

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.61	276	$722	1.25%	12.4%	12/31/2021	$2.66	0	$0	1.00%	12.7%	12/31/2021	$2.71	0	$0	0.75%	13.0%
12/31/2020	2.32	305	709	1.25%	26.9%	12/31/2020	2.36	0	0	1.00%	27.3%	12/31/2020	2.40	0	0	0.75%	27.6%
12/31/2019	1.83	536	981	1.25%	36.4%	12/31/2019	1.86	0	0	1.00%	36.8%	12/31/2019	1.88	0	0	0.75%	37.1%
12/31/2018	1.34	444	596	1.25%	-1.1%	12/31/2018	1.36	0	0	1.00%	-0.9%	12/31/2018	1.37	0	0	0.75%	-0.6%
12/31/2017	1.36	413	560	1.25%	22.0%	12/31/2017	1.37	0	0	1.00%	22.3%	12/31/2017	1.38	0	0	0.75%	22.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.76	0	$0	0.50%	13.2%	12/31/2021	$2.82	0	$0	0.25%	13.5%	12/31/2021	$2.87	0	$0	0.00%	13.8%
12/31/2020	2.44	0	0	0.50%	27.9%	12/31/2020	2.48	0	0	0.25%	28.2%	12/31/2020	2.52	0	0	0.00%	28.5%
12/31/2019	1.91	0	0	0.50%	37.5%	12/31/2019	1.93	0	0	0.25%	37.8%	12/31/2019	1.96	0	0	0.00%	38.1%
12/31/2018	1.39	0	0	0.50%	-0.4%	12/31/2018	1.40	0	0	0.25%	-0.1%	12/31/2018	1.42	0	0	0.00%	0.1%
12/31/2017	1.39	0	0	0.50%	23.0%	12/31/2017	1.41	0	0	0.25%	23.3%	12/31/2017	1.42	0	0	0.00%	23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT All Cap Core Fund A Class - 06-067

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$76,064	$70,096	1,926
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$76,087

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$76,087	31,579	$2.41
Band 100	-	-	2.46
Band 75	-	-	2.50
Band 50	-	-	2.55
Band 25	-	-	2.60
Band 0	-	-	2.65
Total	$76,087	31,579

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$71
Mortality & expense charges			(924)
Net investment income (loss)			(853)

Gain (loss) on investments:
Net realized gain (loss)			15,437
Realized gain distributions			11,122
Net change in unrealized appreciation (depreciation)			(6,615)
Net gain (loss)			19,944

Increase (decrease) in net assets from operations			$19,091

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(853)	$(448)
Net realized gain (loss)		15,437	89
Realized gain distributions		11,122	1,578
Net change in unrealized appreciation (depreciation)		(6,615)	10,176

Increase (decrease) in net assets from operations		19,091	11,395

Contract owner transactions:
Proceeds from units sold		41,223	5,298
Cost of units redeemed		(49,905)	(1,614)
Account charges		(14)	-
Increase (decrease)		(8,696)	3,684
Net increase (decrease)		10,395	15,079
Net assets, beginning		65,692	50,613
Net assets, ending		$76,087	$65,692

Units sold		19,699	3,632
Units redeemed		(23,354)	(977)
Net increase (decrease)		(3,655)	2,655
Units outstanding, beginning		35,234	32,579
Units outstanding, ending		31,579	35,234

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$317,293
Cost of units redeemed/account charges			(347,610)
Net investment income (loss)			(5,022)
Net realized gain (loss)			91,312
Realized gain distributions			14,146
Net change in unrealized appreciation (depreciation)			5,968
Net assets			$76,087

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.41	32	$76	1.25%	29.2%	12/31/2021	$2.46	0	$0	1.00%	29.6%	12/31/2021	$2.50	0	$0	0.75%	29.9%
12/31/2020	1.86	35	66	1.25%	20.0%	12/31/2020	1.90	0	0	1.00%	20.3%	12/31/2020	1.93	0	0	0.75%	20.6%
12/31/2019	1.55	33	51	1.25%	24.9%	12/31/2019	1.58	0	0	1.00%	25.2%	12/31/2019	1.60	0	0	0.75%	25.6%
12/31/2018	1.24	1	1	1.25%	-4.0%	12/31/2018	1.26	0	0	1.00%	-3.7%	12/31/2018	1.27	0	0	0.75%	-3.5%
12/31/2017	1.29	157	204	1.25%	19.2%	12/31/2017	1.31	0	0	1.00%	19.5%	12/31/2017	1.32	0	0	0.75%	19.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.55	0	$0	0.50%	30.2%	12/31/2021	$2.60	0	$0	0.25%	30.5%	12/31/2021	$2.65	0	$0	0.00%	30.9%
12/31/2020	1.96	0	0	0.50%	20.9%	12/31/2020	1.99	0	0	0.25%	21.2%	12/31/2020	2.02	0	0	0.00%	21.5%
12/31/2019	1.62	0	0	0.50%	25.9%	12/31/2019	1.64	0	0	0.25%	26.2%	12/31/2019	1.66	0	0	0.00%	26.5%
12/31/2018	1.29	0	0	0.50%	-3.2%	12/31/2018	1.30	0	0	0.25%	-3.0%	12/31/2018	1.32	0	0	0.00%	-2.8%
12/31/2017	1.33	0	0	0.50%	20.1%	12/31/2017	1.34	0	0	0.25%	20.4%	12/31/2017	1.35	0	0	0.00%	20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.4%
2019	0.7%
2018	0.0%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT All Cap Core Fund Institutional Class - 06-051

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$157,117	$119,156	3,915
Receivables: investments sold	173
Payables: investments purchased	-
Net assets	$157,290

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157,290	63,853	$2.46
Band 100	-	-	2.51
Band 75	-	-	2.56
Band 50	-	-	2.61
Band 25	-	-	2.66
Band 0	-	-	2.71
Total	$157,290	63,853

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$541
Mortality & expense charges			(1,703)
Net investment income (loss)			(1,162)

Gain (loss) on investments:
Net realized gain (loss)			407
Realized gain distributions			22,655
Net change in unrealized appreciation (depreciation)			13,103
Net gain (loss)			36,165

Increase (decrease) in net assets from operations			$35,003

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,162)	$(481)
Net realized gain (loss)		407	(1,173)
Realized gain distributions		22,655	2,664
Net change in unrealized appreciation (depreciation)		13,103	16,325

Increase (decrease) in net assets from operations		35,003	17,335

Contract owner transactions:
Proceeds from units sold		8,987	12,908
Cost of units redeemed		(83)	(6,948)
Account charges		(125)	(149)
Increase (decrease)		8,779	5,811
Net increase (decrease)		43,782	23,146
Net assets, beginning		113,508	90,362
Net assets, ending		$157,290	$113,508

Units sold		4,235	8,354
Units redeemed		(95)	(5,874)
Net increase (decrease)		4,140	2,480
Units outstanding, beginning		59,713	57,233
Units outstanding, ending		63,853	59,713

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$123,874
Cost of units redeemed/account charges			(37,903)
Net investment income (loss)			(2,500)
Net realized gain (loss)			3,163
Realized gain distributions			32,695
Net change in unrealized appreciation (depreciation)			37,961
Net assets			$157,290

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.46	64	$157	1.25%	29.6%	12/31/2021	$2.51	0	$0	1.00%	29.9%	12/31/2021	$2.56	0	$0	0.75%	30.2%
12/31/2020	1.90	60	114	1.25%	20.4%	12/31/2020	1.93	0	0	1.00%	20.7%	12/31/2020	1.96	0	0	0.75%	21.0%
12/31/2019	1.58	57	90	1.25%	25.3%	12/31/2019	1.60	0	0	1.00%	25.6%	12/31/2019	1.62	0	0	0.75%	26.0%
12/31/2018	1.26	54	68	1.25%	-3.7%	12/31/2018	1.27	0	0	1.00%	-3.5%	12/31/2018	1.29	0	0	0.75%	-3.2%
12/31/2017	1.31	39	51	1.25%	19.6%	12/31/2017	1.32	0	0	1.00%	19.9%	12/31/2017	1.33	0	0	0.75%	20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.61	0	$0	0.50%	30.6%	12/31/2021	$2.66	0	$0	0.25%	30.9%	12/31/2021	$2.71	0	$0	0.00%	31.2%
12/31/2020	2.00	0	0	0.50%	21.3%	12/31/2020	2.03	0	0	0.25%	21.6%	12/31/2020	2.06	0	0	0.00%	21.9%
12/31/2019	1.65	0	0	0.50%	26.3%	12/31/2019	1.67	0	0	0.25%	26.6%	12/31/2019	1.69	0	0	0.00%	26.9%
12/31/2018	1.30	0	0	0.50%	-3.0%	12/31/2018	1.32	0	0	0.25%	-2.7%	12/31/2018	1.33	0	0	0.00%	-2.5%
12/31/2017	1.34	0	0	0.50%	20.5%	12/31/2017	1.35	0	0	0.25%	20.8%	12/31/2017	1.37	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.6%
2019	0.7%
2018	0.6%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Kaufmann Large Cap Fund R6 Class - 06-CXG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$132,282	$116,898	3,727
Receivables: investments sold	97
Payables: investments purchased	-
Net assets	$132,379

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$132,379	56,507	$2.34
Band 100	-	-	2.37
Band 75	-	-	2.40
Band 50	-	-	2.43
Band 25	-	-	2.46
Band 0	-	-	2.50
Total	$132,379	56,507

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,574)
Net investment income (loss)			(3,574)

Gain (loss) on investments:
Net realized gain (loss)			83,735
Realized gain distributions			16,533
Net change in unrealized appreciation (depreciation)			(59,145)
Net gain (loss)			41,123

Increase (decrease) in net assets from operations			$37,549

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,574)	$(3,348)
Net realized gain (loss)		83,735	386
Realized gain distributions		16,533	11,424
Net change in unrealized appreciation (depreciation)		(59,145)	60,737

Increase (decrease) in net assets from operations		37,549	69,199

Contract owner transactions:
Proceeds from units sold		29,452	55,256
Cost of units redeemed		(278,635)	-
Account charges		-	-
Increase (decrease)		(249,183)	55,256
Net increase (decrease)		(211,634)	124,455
Net assets, beginning		344,013	219,558
Net assets, ending		$132,379	$344,013

Units sold		13,718	31,240
Units redeemed		(122,365)	-
Net increase (decrease)		(108,647)	31,240
Units outstanding, beginning		165,154	133,914
Units outstanding, ending		56,507	165,154

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$273,261
Cost of units redeemed/account charges			(281,808)
Net investment income (loss)			(9,712)
Net realized gain (loss)			84,166
Realized gain distributions			51,088
Net change in unrealized appreciation (depreciation)			15,384
Net assets			$132,379

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.34	57	$132	1.25%	12.5%	12/31/2021	$2.37	0	$0	1.00%	12.7%	12/31/2021	$2.40	0	$0	0.75%	13.0%
12/31/2020	2.08	165	344	1.25%	27.0%	12/31/2020	2.10	0	0	1.00%	27.4%	12/31/2020	2.13	0	0	0.75%	27.7%
12/31/2019	1.64	134	220	1.25%	36.5%	12/31/2019	1.65	0	0	1.00%	36.8%	12/31/2019	1.66	0	0	0.75%	37.2%
12/31/2018	1.20	115	138	1.25%	-1.1%	12/31/2018	1.21	0	0	1.00%	-0.8%	12/31/2018	1.21	0	0	0.75%	-0.6%
12/31/2017	1.21	0	0	1.25%	22.1%	12/31/2017	1.22	0	0	1.00%	22.4%	12/31/2017	1.22	0	0	0.75%	22.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.43	0	$0	0.50%	13.3%	12/31/2021	$2.46	0	$0	0.25%	13.6%	12/31/2021	$2.50	0	$0	0.00%	13.9%
12/31/2020	2.15	0	0	0.50%	28.0%	12/31/2020	2.17	0	0	0.25%	28.3%	12/31/2020	2.19	0	0	0.00%	28.6%
12/31/2019	1.68	0	0	0.50%	37.5%	12/31/2019	1.69	0	0	0.25%	37.9%	12/31/2019	1.70	0	0	0.00%	38.2%
12/31/2018	1.22	0	0	0.50%	-0.3%	12/31/2018	1.23	0	0	0.25%	-0.1%	12/31/2018	1.23	0	0	0.00%	0.2%
12/31/2017	1.22	0	0	0.50%	23.0%	12/31/2017	1.23	0	0	0.25%	23.3%	12/31/2017	1.23	0	0	0.00%	23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated High Yield Trust R6 Class - 06-GKM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,909,287	$2,888,048	417,088
Receivables: investments sold	39,527
Payables: investments purchased	-
Net assets	$2,948,814

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,948,814	2,415,599	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$2,948,814	2,415,599

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$20,896
Mortality & expense charges			(4,489)
Net investment income (loss)			16,407

Gain (loss) on investments:
Net realized gain (loss)			6,853
Realized gain distributions			1,380
Net change in unrealized appreciation (depreciation)			12,149
Net gain (loss)			20,382

Increase (decrease) in net assets from operations			$36,789

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,407	$4,690
Net realized gain (loss)		6,853	634
Realized gain distributions		1,380	-
Net change in unrealized appreciation (depreciation)		12,149	2,726

Increase (decrease) in net assets from operations		36,789	8,050

Contract owner transactions:
Proceeds from units sold		2,855,180	34,477
Cost of units redeemed		(68,886)	(46,590)
Account charges		(9)	-
Increase (decrease)		2,786,285	(12,113)
Net increase (decrease)		2,823,074	(4,063)
Net assets, beginning		125,740	129,803
Net assets, ending		$2,948,814	$125,740

Units sold		2,362,728	34,081
Units redeemed		(57,042)	(44,107)
Net increase (decrease)		2,305,686	(10,026)
Units outstanding, beginning		109,913	119,939
Units outstanding, ending		2,415,599	109,913

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,012,161
Cost of units redeemed/account charges			(119,702)
Net investment income (loss)			25,862
Net realized gain (loss)			7,383
Realized gain distributions			1,871
Net change in unrealized appreciation (depreciation)			21,239
Net assets			$2,948,814

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	2,416	$2,949	1.25%	6.7%	12/31/2021	$1.23	0	$0	1.00%	7.0%	12/31/2021	$1.25	0	$0	0.75%	7.2%
12/31/2020	1.14	110	126	1.25%	5.7%	12/31/2020	1.15	0	0	1.00%	6.0%	12/31/2020	1.16	0	0	0.75%	6.2%
12/31/2019	1.08	120	130	1.25%	14.0%	12/31/2019	1.09	0	0	1.00%	14.2%	12/31/2019	1.09	0	0	0.75%	14.5%
12/31/2018	0.95	37	36	1.25%	-5.6%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.1%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.6%	12/31/2017	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	0.50%	7.5%	12/31/2021	$1.27	0	$0	0.25%	7.8%	12/31/2021	$1.28	0	$0	0.00%	8.1%
12/31/2020	1.17	0	0	0.50%	6.5%	12/31/2020	1.18	0	0	0.25%	6.8%	12/31/2020	1.19	0	0	0.00%	7.0%
12/31/2019	1.10	0	0	0.50%	14.8%	12/31/2019	1.10	0	0	0.25%	15.1%	12/31/2019	1.11	0	0	0.00%	15.4%
12/31/2018	0.96	0	0	0.50%	-4.9%	12/31/2018	0.96	0	0	0.25%	-4.7%	12/31/2018	0.96	0	0	0.00%	-4.4%
12/31/2017	1.01	0	0	0.50%	0.6%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	4.8%
2019	6.9%
2018	2.7%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Leaders Fund R6 Class - 06-GKN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$231,198	$264,042	6,307
Receivables: investments sold	3,328
Payables: investments purchased	-
Net assets	$234,526

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$234,526	197,181	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$234,526	197,181

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,946
Mortality & expense charges			(1,444)
Net investment income (loss)			502

Gain (loss) on investments:
Net realized gain (loss)			88
Realized gain distributions			29,009
Net change in unrealized appreciation (depreciation)			(32,844)
Net gain (loss)			(3,747)

Increase (decrease) in net assets from operations			$(3,245)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$502	$-
Net realized gain (loss)		88	-
Realized gain distributions		29,009	-
Net change in unrealized appreciation (depreciation)		(32,844)	-

Increase (decrease) in net assets from operations		(3,245)	-

Contract owner transactions:
Proceeds from units sold		249,312	-
Cost of units redeemed		(11,523)	-
Account charges		(18)	-
Increase (decrease)		237,771	-
Net increase (decrease)		234,526	-
Net assets, beginning		-	-
Net assets, ending		$234,526	$-

Units sold		206,653	-
Units redeemed		(9,472)	-
Net increase (decrease)		197,181	-
Units outstanding, beginning		-	-
Units outstanding, ending		197,181	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$249,312
Cost of units redeemed/account charges			(11,541)
Net investment income (loss)			502
Net realized gain (loss)			88
Realized gain distributions			29,009
Net change in unrealized appreciation (depreciation)			(32,844)
Net assets			$234,526

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	197	$235	1.25%	3.8%	12/31/2021	$1.20	0	$0	1.00%	4.0%	12/31/2021	$1.21	0	$0	0.75%	4.3%
12/31/2020	1.15	0	0	1.25%	14.4%	12/31/2020	1.15	0	0	1.00%	14.7%	12/31/2020	1.16	0	0	0.75%	14.9%
12/31/2019	1.00	0	0	1.25%	25.5%	12/31/2019	1.01	0	0	1.00%	25.8%	12/31/2019	1.01	0	0	0.75%	26.1%
12/31/2018	0.80	0	0	1.25%	-21.6%	12/31/2018	0.80	0	0	1.00%	-21.4%	12/31/2018	0.80	0	0	0.75%	-21.2%
12/31/2017	1.02	0	0	1.25%	1.8%	12/31/2017	1.02	0	0	1.00%	1.8%	12/31/2017	1.02	0	0	0.75%	1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	0.50%	4.5%	12/31/2021	$1.24	0	$0	0.25%	4.8%	12/31/2021	$1.25	0	$0	0.00%	5.1%
12/31/2020	1.17	0	0	0.50%	15.2%	12/31/2020	1.18	0	0	0.25%	15.5%	12/31/2020	1.19	0	0	0.00%	15.8%
12/31/2019	1.02	0	0	0.50%	26.5%	12/31/2019	1.02	0	0	0.25%	26.8%	12/31/2019	1.03	0	0	0.00%	27.1%
12/31/2018	0.80	0	0	0.50%	-21.0%	12/31/2018	0.81	0	0	0.25%	-20.8%	12/31/2018	0.81	0	0	0.00%	-20.6%
12/31/2017	1.02	0	0	0.50%	1.8%	12/31/2017	1.02	0	0	0.25%	1.9%	12/31/2017	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Growth Fund A Class - 06-FTW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,678	$23,202	862
Receivables: investments sold	-
Payables: investments purchased	(110)
Net assets	$23,568

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,568	12,839	$1.84
Band 100	-	-	1.86
Band 75	-	-	1.88
Band 50	-	-	1.90
Band 25	-	-	1.92
Band 0	-	-	1.94
Total	$23,568	12,839

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(510)
Net investment income (loss)			(510)

Gain (loss) on investments:
Net realized gain (loss)			(3,354)
Realized gain distributions			11,775
Net change in unrealized appreciation (depreciation)			(2,407)
Net gain (loss)			6,014

Increase (decrease) in net assets from operations			$5,504

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(510)	$(1,203)
Net realized gain (loss)		(3,354)	17,366
Realized gain distributions		11,775	672
Net change in unrealized appreciation (depreciation)		(2,407)	9,521

Increase (decrease) in net assets from operations		5,504	26,356

Contract owner transactions:
Proceeds from units sold		241,664	37,446
Cost of units redeemed		(253,268)	(140,066)
Account charges		(82)	(459)
Increase (decrease)		(11,686)	(103,079)
Net increase (decrease)		(6,182)	(76,723)
Net assets, beginning		29,750	106,473
Net assets, ending		$23,568	$29,750

Units sold		140,625	28,954
Units redeemed		(146,566)	(96,156)
Net increase (decrease)		(5,941)	(67,202)
Units outstanding, beginning		18,780	85,982
Units outstanding, ending		12,839	18,780

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$485,393
Cost of units redeemed/account charges			(480,107)
Net investment income (loss)			(4,129)
Net realized gain (loss)			(549)
Realized gain distributions			22,484
Net change in unrealized appreciation (depreciation)			476
Net assets			$23,568

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.84	13	$24	1.25%	15.9%	12/31/2021	$1.86	0	$0	1.00%	16.2%	12/31/2021	$1.88	0	$0	0.75%	16.5%
12/31/2020	1.58	19	30	1.25%	27.9%	12/31/2020	1.60	0	0	1.00%	28.2%	12/31/2020	1.61	0	0	0.75%	28.6%
12/31/2019	1.24	86	106	1.25%	19.4%	12/31/2019	1.25	0	0	1.00%	19.7%	12/31/2019	1.25	0	0	0.75%	20.0%
12/31/2018	1.04	73	75	1.25%	-7.6%	12/31/2018	1.04	0	0	1.00%	-7.4%	12/31/2018	1.05	0	0	0.75%	-7.2%
12/31/2017	1.12	0	0	1.25%	12.3%	12/31/2017	1.12	0	0	1.00%	12.5%	12/31/2017	1.13	0	0	0.75%	12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.90	0	$0	0.50%	16.7%	12/31/2021	$1.92	0	$0	0.25%	17.0%	12/31/2021	$1.94	0	$0	0.00%	17.3%
12/31/2020	1.63	0	0	0.50%	28.9%	12/31/2020	1.64	0	0	0.25%	29.2%	12/31/2020	1.66	0	0	0.00%	29.5%
12/31/2019	1.26	0	0	0.50%	20.3%	12/31/2019	1.27	0	0	0.25%	20.6%	12/31/2019	1.28	0	0	0.00%	20.9%
12/31/2018	1.05	0	0	0.50%	-6.9%	12/31/2018	1.05	0	0	0.25%	-6.7%	12/31/2018	1.06	0	0	0.00%	-6.5%
12/31/2017	1.13	0	0	0.50%	12.8%	12/31/2017	1.13	0	0	0.25%	12.9%	12/31/2017	1.13	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,984	$67,476	2,454
Receivables: investments sold	-
Payables: investments purchased	(236)
Net assets	$71,748

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,748	38,644	$1.86
Band 100	-	-	1.88
Band 75	-	-	1.90
Band 50	-	-	1.92
Band 25	-	-	1.94
Band 0	-	-	1.96
Total	$71,748	38,644

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,948)
Net investment income (loss)			(1,948)

Gain (loss) on investments:
Net realized gain (loss)			113,796
Realized gain distributions			16,179
Net change in unrealized appreciation (depreciation)			(108,726)
Net gain (loss)			21,249

Increase (decrease) in net assets from operations			$19,301

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,948)	$(4,487)
Net realized gain (loss)		113,796	(14,866)
Realized gain distributions		16,179	1,835
Net change in unrealized appreciation (depreciation)		(108,726)	91,731

Increase (decrease) in net assets from operations		19,301	74,213

Contract owner transactions:
Proceeds from units sold		20,358	74,022
Cost of units redeemed		(366,728)	(167,313)
Account charges		(403)	(374)
Increase (decrease)		(346,773)	(93,665)
Net increase (decrease)		(327,472)	(19,452)
Net assets, beginning		399,220	418,672
Net assets, ending		$71,748	$399,220

Units sold		11,876	67,355
Units redeemed		(223,001)	(153,603)
Net increase (decrease)		(211,125)	(86,248)
Units outstanding, beginning		249,769	336,017
Units outstanding, ending		38,644	249,769

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$541,752
Cost of units redeemed/account charges			(585,370)
Net investment income (loss)			(9,507)
Net realized gain (loss)			97,548
Realized gain distributions			22,817
Net change in unrealized appreciation (depreciation)			4,508
Net assets			$71,748

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.86	39	$72	1.25%	16.2%	12/31/2021	$1.88	0	$0	1.00%	16.4%	12/31/2021	$1.90	0	$0	0.75%	16.7%
12/31/2020	1.60	250	399	1.25%	28.3%	12/31/2020	1.61	0	0	1.00%	28.6%	12/31/2020	1.63	0	0	0.75%	28.9%
12/31/2019	1.25	336	419	1.25%	19.6%	12/31/2019	1.25	0	0	1.00%	19.9%	12/31/2019	1.26	0	0	0.75%	20.2%
12/31/2018	1.04	68	71	1.25%	-7.4%	12/31/2018	1.05	0	0	1.00%	-7.2%	12/31/2018	1.05	0	0	0.75%	-6.9%
12/31/2017	1.12	0	0	1.25%	12.5%	12/31/2017	1.13	0	0	1.00%	12.6%	12/31/2017	1.13	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.92	0	$0	0.50%	17.0%	12/31/2021	$1.94	0	$0	0.25%	17.3%	12/31/2021	$1.96	0	$0	0.00%	17.6%
12/31/2020	1.64	0	0	0.50%	29.2%	12/31/2020	1.66	0	0	0.25%	29.6%	12/31/2020	1.67	0	0	0.00%	29.9%
12/31/2019	1.27	0	0	0.50%	20.5%	12/31/2019	1.28	0	0	0.25%	20.8%	12/31/2019	1.29	0	0	0.00%	21.1%
12/31/2018	1.05	0	0	0.50%	-6.7%	12/31/2018	1.06	0	0	0.25%	-6.5%	12/31/2018	1.06	0	0	0.00%	-6.2%
12/31/2017	1.13	0	0	0.50%	12.9%	12/31/2017	1.13	0	0	0.25%	13.1%	12/31/2017	1.13	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Growth Fund R6 Class - 06-FTX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$283,376	$272,037	9,704
Receivables: investments sold	477
Payables: investments purchased	-
Net assets	$283,853

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$283,853	152,723	$1.86
Band 100	-	-	1.88
Band 75	-	-	1.90
Band 50	-	-	1.92
Band 25	-	-	1.94
Band 0	-	-	1.97
Total	$283,853	152,723

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,214)
Net investment income (loss)			(3,214)

Gain (loss) on investments:
Net realized gain (loss)			6,092
Realized gain distributions			66,812
Net change in unrealized appreciation (depreciation)			(35,702)
Net gain (loss)			37,202

Increase (decrease) in net assets from operations			$33,988

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,214)	$(1,627)
Net realized gain (loss)		6,092	14
Realized gain distributions		66,812	801
Net change in unrealized appreciation (depreciation)		(35,702)	41,859

Increase (decrease) in net assets from operations		33,988	41,047

Contract owner transactions:
Proceeds from units sold		94,278	30,630
Cost of units redeemed		(26,013)	(7,716)
Account charges		(125)	(82)
Increase (decrease)		68,140	22,832
Net increase (decrease)		102,128	63,879
Net assets, beginning		181,725	117,846
Net assets, ending		$283,853	$181,725

Units sold		53,079	25,611
Units redeemed		(13,963)	(6,503)
Net increase (decrease)		39,116	19,108
Units outstanding, beginning		113,607	94,499
Units outstanding, ending		152,723	113,607

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$409,116
Cost of units redeemed/account charges			(206,944)
Net investment income (loss)			(8,158)
Net realized gain (loss)			752
Realized gain distributions			77,748
Net change in unrealized appreciation (depreciation)			11,339
Net assets			$283,853

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.86	153	$284	1.25%	16.2%	12/31/2021	$1.88	0	$0	1.00%	16.5%	12/31/2021	$1.90	0	$0	0.75%	16.8%
12/31/2020	1.60	114	182	1.25%	28.3%	12/31/2020	1.61	0	0	1.00%	28.6%	12/31/2020	1.63	0	0	0.75%	28.9%
12/31/2019	1.25	94	118	1.25%	19.7%	12/31/2019	1.25	0	0	1.00%	20.0%	12/31/2019	1.26	0	0	0.75%	20.3%
12/31/2018	1.04	151	157	1.25%	-7.4%	12/31/2018	1.05	0	0	1.00%	-7.2%	12/31/2018	1.05	0	0	0.75%	-6.9%
12/31/2017	1.12	0	0	1.25%	12.5%	12/31/2017	1.13	0	0	1.00%	12.6%	12/31/2017	1.13	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.92	0	$0	0.50%	17.1%	12/31/2021	$1.94	0	$0	0.25%	17.4%	12/31/2021	$1.97	0	$0	0.00%	17.7%
12/31/2020	1.64	0	0	0.50%	29.2%	12/31/2020	1.66	0	0	0.25%	29.6%	12/31/2020	1.67	0	0	0.00%	29.9%
12/31/2019	1.27	0	0	0.50%	20.6%	12/31/2019	1.28	0	0	0.25%	20.9%	12/31/2019	1.29	0	0	0.00%	21.2%
12/31/2018	1.05	0	0	0.50%	-6.7%	12/31/2018	1.06	0	0	0.25%	-6.5%	12/31/2018	1.06	0	0	0.00%	-6.2%
12/31/2017	1.13	0	0	0.50%	12.9%	12/31/2017	1.13	0	0	0.25%	13.1%	12/31/2017	1.13	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Core Fund R6 Class - 06-3MG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$98,230	$100,345	3,737
Receivables: investments sold	78
Payables: investments purchased	-
Net assets	$98,308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$98,308	66,331	$1.48
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.52
Band 25	-	-	1.53
Band 0	-	-	1.54
Total	$98,308	66,331

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$336
Mortality & expense charges			(722)
Net investment income (loss)			(386)

Gain (loss) on investments:
Net realized gain (loss)			25
Realized gain distributions			12,749
Net change in unrealized appreciation (depreciation)			(2,115)
Net gain (loss)			10,659

Increase (decrease) in net assets from operations			$10,273

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(386)	$-
Net realized gain (loss)		25	-
Realized gain distributions		12,749	-
Net change in unrealized appreciation (depreciation)		(2,115)	-

Increase (decrease) in net assets from operations		10,273	-

Contract owner transactions:
Proceeds from units sold		88,837	-
Cost of units redeemed		(802)	-
Account charges		-	-
Increase (decrease)		88,035	-
Net increase (decrease)		98,308	-
Net assets, beginning		-	-
Net assets, ending		$98,308	$-

Units sold		66,940	-
Units redeemed		(609)	-
Net increase (decrease)		66,331	-
Units outstanding, beginning		-	-
Units outstanding, ending		66,331	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$88,837
Cost of units redeemed/account charges			(802)
Net investment income (loss)			(386)
Net realized gain (loss)			25
Realized gain distributions			12,749
Net change in unrealized appreciation (depreciation)			(2,115)
Net assets			$98,308

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	66	$98	1.25%	28.7%	12/31/2021	$1.49	0	$0	1.00%	29.0%	12/31/2021	$1.51	0	$0	0.75%	29.3%
12/31/2020	1.15	0	0	1.25%	15.5%	12/31/2020	1.16	0	0	1.00%	15.8%	12/31/2020	1.16	0	0	0.75%	16.1%
12/31/2019	1.00	0	0	1.25%	16.6%	12/31/2019	1.00	0	0	1.00%	16.9%	12/31/2019	1.00	0	0	0.75%	17.2%
12/31/2018	0.86	0	0	1.25%	-14.5%	12/31/2018	0.86	0	0	1.00%	-14.4%	12/31/2018	0.86	0	0	0.75%	-14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	0.50%	29.6%	12/31/2021	$1.53	0	$0	0.25%	29.9%	12/31/2021	$1.54	0	$0	0.00%	30.3%
12/31/2020	1.17	0	0	0.50%	16.4%	12/31/2020	1.18	0	0	0.25%	16.7%	12/31/2020	1.18	0	0	0.00%	17.0%
12/31/2019	1.01	0	0	0.50%	17.5%	12/31/2019	1.01	0	0	0.25%	17.8%	12/31/2019	1.01	0	0	0.00%	18.1%
12/31/2018	0.86	0	0	0.50%	-14.4%	12/31/2018	0.86	0	0	0.25%	-14.3%	12/31/2018	0.86	0	0	0.00%	-14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Institutional High Yield Bond Fund R6 Class - 06-3GV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$287,913	$278,904	28,983
Receivables: investments sold	179
Payables: investments purchased	-
Net assets	$288,092

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$288,092	243,156	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$288,092	243,156

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$12,414
Mortality & expense charges			(3,054)
Net investment income (loss)			9,360

Gain (loss) on investments:
Net realized gain (loss)			450
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,919)
Net gain (loss)			(1,469)

Increase (decrease) in net assets from operations			$7,891

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,360	$5,582
Net realized gain (loss)		450	(396)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,919)	10,928

Increase (decrease) in net assets from operations		7,891	16,114

Contract owner transactions:
Proceeds from units sold		215,766	221,182
Cost of units redeemed		(155,176)	(17,655)
Account charges		(17)	(13)
Increase (decrease)		60,573	203,514
Net increase (decrease)		68,464	219,628
Net assets, beginning		219,628	-
Net assets, ending		$288,092	$219,628

Units sold		185,054	207,775
Units redeemed		(133,737)	(15,936)
Net increase (decrease)		51,317	191,839
Units outstanding, beginning		191,839	-
Units outstanding, ending		243,156	191,839

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$436,948
Cost of units redeemed/account charges			(172,861)
Net investment income (loss)			14,942
Net realized gain (loss)			54
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,009
Net assets			$288,092

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	243	$288	1.25%	3.5%	12/31/2021	$1.20	0	$0	1.00%	3.7%	12/31/2021	$1.21	0	$0	0.75%	4.0%
12/31/2020	1.14	192	220	1.25%	4.7%	12/31/2020	1.15	0	0	1.00%	5.0%	12/31/2020	1.16	0	0	0.75%	5.2%
12/31/2019	1.09	0	0	1.25%	13.6%	12/31/2019	1.10	0	0	1.00%	13.9%	12/31/2019	1.10	0	0	0.75%	14.2%
12/31/2018	0.96	0	0	1.25%	-3.7%	12/31/2018	0.96	0	0	1.00%	-3.6%	12/31/2018	0.96	0	0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	0.50%	4.3%	12/31/2021	$1.23	0	$0	0.25%	4.5%	12/31/2021	$1.24	0	$0	0.00%	4.8%
12/31/2020	1.17	0	0	0.50%	5.5%	12/31/2020	1.17	0	0	0.25%	5.8%	12/31/2020	1.18	0	0	0.00%	6.0%
12/31/2019	1.11	0	0	0.50%	14.4%	12/31/2019	1.11	0	0	0.25%	14.7%	12/31/2019	1.11	0	0	0.00%	15.0%
12/31/2018	0.97	0	0	0.50%	-3.4%	12/31/2018	0.97	0	0	0.25%	-3.3%	12/31/2018	0.97	0	0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.9%
2020	6.7%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT SmallCap Core Institutional Class - 06-4FT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$180,183	$140,695	6,788
Receivables: investments sold	-
Payables: investments purchased	(1,708)
Net assets	$178,475

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$178,475	115,504	$1.55
Band 100	-	-	1.55
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$178,475	115,504

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$601
Mortality & expense charges			(2,397)
Net investment income (loss)			(1,796)

Gain (loss) on investments:
Net realized gain (loss)			25,896
Realized gain distributions			23,346
Net change in unrealized appreciation (depreciation)			2,338
Net gain (loss)			51,580

Increase (decrease) in net assets from operations			$49,784

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,796)	$(2,556)
Net realized gain (loss)		25,896	28,068
Realized gain distributions		23,346	-
Net change in unrealized appreciation (depreciation)		2,338	25,113

Increase (decrease) in net assets from operations		49,784	50,625

Contract owner transactions:
Proceeds from units sold		12,338	26,195
Cost of units redeemed		(88,528)	(190,686)
Account charges		(507)	(685)
Increase (decrease)		(76,697)	(165,176)
Net increase (decrease)		(26,913)	(114,551)
Net assets, beginning		205,388	319,939
Net assets, ending		$178,475	$205,388

Units sold		8,800	28,049
Units redeemed		(64,309)	(164,821)
Net increase (decrease)		(55,509)	(136,772)
Units outstanding, beginning		171,013	307,785
Units outstanding, ending		115,504	171,013

* Date of Fund Inception into Variable Account: 11 /6 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$345,997
Cost of units redeemed/account charges			(280,605)
Net investment income (loss)			(3,722)
Net realized gain (loss)			53,971
Realized gain distributions			23,346
Net change in unrealized appreciation (depreciation)			39,488
Net assets			$178,475

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	116	$178	1.25%	28.7%	12/31/2021	$1.55	0	$0	1.00%	29.0%	12/31/2021	$1.56	0	$0	0.75%	29.3%
12/31/2020	1.20	171	205	1.25%	15.5%	12/31/2020	1.20	0	0	1.00%	15.8%	12/31/2020	1.21	0	0	0.75%	16.1%
12/31/2019	1.04	308	320	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	0.50%	29.6%	12/31/2021	$1.58	0	$0	0.25%	29.9%	12/31/2021	$1.59	0	$0	0.00%	30.3%
12/31/2020	1.21	0	0	0.50%	16.4%	12/31/2020	1.21	0	0	0.25%	16.7%	12/31/2020	1.22	0	0	0.00%	17.0%
12/31/2019	1.04	0	0	0.50%	4.1%	12/31/2019	1.04	0	0	0.25%	4.1%	12/31/2019	1.04	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.3%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT SmallCap Core A Class - 06-4FR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$724,654	$732,640	28,747
Receivables: investments sold	-
Payables: investments purchased	(1,946)
Net assets	$722,708

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$722,708	470,159	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.55
Band 50	-	-	1.56
Band 25	-	-	1.57
Band 0	-	-	1.58
Total	$722,708	470,159

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,260
Mortality & expense charges			(6,851)
Net investment income (loss)			(5,591)

Gain (loss) on investments:
Net realized gain (loss)			65,723
Realized gain distributions			100,187
Net change in unrealized appreciation (depreciation)			(51,642)
Net gain (loss)			114,268

Increase (decrease) in net assets from operations			$108,677

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,591)	$(1,675)
Net realized gain (loss)		65,723	776
Realized gain distributions		100,187	-
Net change in unrealized appreciation (depreciation)		(51,642)	34,901

Increase (decrease) in net assets from operations		108,677	34,002

Contract owner transactions:
Proceeds from units sold		657,521	51,558
Cost of units redeemed		(260,026)	(74,581)
Account charges		(145)	(88)
Increase (decrease)		397,350	(23,111)
Net increase (decrease)		506,027	10,891
Net assets, beginning		216,681	205,790
Net assets, ending		$722,708	$216,681

Units sold		481,074	54,415
Units redeemed		(191,729)	(71,588)
Net increase (decrease)		289,345	(17,173)
Units outstanding, beginning		180,814	197,987
Units outstanding, ending		470,159	180,814

* Date of Fund Inception into Variable Account: 11 /6 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$929,006
Cost of units redeemed/account charges			(357,851)
Net investment income (loss)			(7,151)
Net realized gain (loss)			66,503
Realized gain distributions			100,187
Net change in unrealized appreciation (depreciation)			(7,986)
Net assets			$722,708

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	470	$723	1.25%	28.3%	12/31/2021	$1.55	0	$0	1.00%	28.6%	12/31/2021	$1.55	0	$0	0.75%	28.9%
12/31/2020	1.20	181	217	1.25%	15.3%	12/31/2020	1.20	0	0	1.00%	15.6%	12/31/2020	1.21	0	0	0.75%	15.9%
12/31/2019	1.04	198	206	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	0	$0	0.50%	29.2%	12/31/2021	$1.57	0	$0	0.25%	29.6%	12/31/2021	$1.58	0	$0	0.00%	29.9%
12/31/2020	1.21	0	0	0.50%	16.2%	12/31/2020	1.21	0	0	0.25%	16.5%	12/31/2020	1.22	0	0	0.00%	16.7%
12/31/2019	1.04	0	0	0.50%	4.1%	12/31/2019	1.04	0	0	0.25%	4.1%	12/31/2019	1.04	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.2%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Bond R6 Retirement Class - 06-4NJ (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	1.25%	-1.1%	12/31/2021	$1.04	0	$0	1.00%	-0.8%	12/31/2021	$1.05	0	$0	0.75%	-0.6%
12/31/2020	1.05	0	0	1.25%	5.1%	12/31/2020	1.05	0	0	1.00%	5.3%	12/31/2020	1.05	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	0.50%	-0.3%	12/31/2021	$1.06	0	$0	0.25%	-0.1%	12/31/2021	$1.06	0	$0	0.00%	0.2%
12/31/2020	1.06	0	0	0.50%	5.5%	12/31/2020	1.06	0	0	0.25%	5.7%	12/31/2020	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Hermes Kaufmann Small Cap Fund Inst Class - 06-4PW (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	1.25%	1.7%	12/31/2021	$1.22	0	$0	1.00%	1.9%	12/31/2021	$1.22	0	$0	0.75%	2.2%
12/31/2020	1.19	0	0	1.25%	19.3%	12/31/2020	1.19	0	0	1.00%	19.4%	12/31/2020	1.19	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	0.50%	2.5%	12/31/2021	$1.23	0	$0	0.25%	2.7%	12/31/2021	$1.23	0	$0	0.00%	3.0%
12/31/2020	1.20	0	0	0.50%	19.5%	12/31/2020	1.20	0	0	0.25%	19.6%	12/31/2020	1.20	0	0	0.00%	19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated High Yield Trust Institutional Class - 06-788

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$334,207	$316,356	47,412
Receivables: investments sold	521
Payables: investments purchased	-
Net assets	$334,728

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$334,728	236,633	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$334,728	236,633

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,067
Mortality & expense charges			(3,649)
Net investment income (loss)			9,418

Gain (loss) on investments:
Net realized gain (loss)			774
Realized gain distributions			704
Net change in unrealized appreciation (depreciation)			7,017
Net gain (loss)			8,495

Increase (decrease) in net assets from operations			$17,913

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,418	$11,684
Net realized gain (loss)		774	20,764
Realized gain distributions		704	-
Net change in unrealized appreciation (depreciation)		7,017	(32,046)

Increase (decrease) in net assets from operations		17,913	402

Contract owner transactions:
Proceeds from units sold		80,276	52,348
Cost of units redeemed		(9,873)	(790,682)
Account charges		(266)	(232)
Increase (decrease)		70,137	(738,566)
Net increase (decrease)		88,050	(738,164)
Net assets, beginning		246,678	984,842
Net assets, ending		$334,728	$246,678

Units sold		58,213	43,026
Units redeemed		(7,655)	(641,003)
Net increase (decrease)		50,558	(597,977)
Units outstanding, beginning		186,075	784,052
Units outstanding, ending		236,633	186,075

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,565,668
Cost of units redeemed/account charges			(4,965,428)
Net investment income (loss)			426,634
Net realized gain (loss)			268,458
Realized gain distributions			21,545
Net change in unrealized appreciation (depreciation)			17,851
Net assets			$334,728

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	237	$335	1.25%	6.7%	12/31/2021	$1.44	0	$0	1.00%	7.0%	12/31/2021	$1.47	0	$0	0.75%	7.2%
12/31/2020	1.33	186	247	1.25%	5.5%	12/31/2020	1.35	0	0	1.00%	5.8%	12/31/2020	1.37	0	0	0.75%	6.1%
12/31/2019	1.26	784	985	1.25%	14.1%	12/31/2019	1.27	0	0	1.00%	14.4%	12/31/2019	1.29	0	0	0.75%	14.7%
12/31/2018	1.10	1,778	1,956	1.25%	-5.6%	12/31/2018	1.11	0	0	1.00%	-5.4%	12/31/2018	1.12	0	0	0.75%	-5.2%
12/31/2017	1.17	1,845	2,152	1.25%	6.4%	12/31/2017	1.18	0	0	1.00%	6.7%	12/31/2017	1.18	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	0.50%	7.5%	12/31/2021	$1.52	0	$0	0.25%	7.8%	12/31/2021	$1.54	0	$0	0.00%	8.0%
12/31/2020	1.39	0	0	0.50%	6.3%	12/31/2020	1.41	0	0	0.25%	6.6%	12/31/2020	1.43	0	0	0.00%	6.9%
12/31/2019	1.30	0	0	0.50%	15.0%	12/31/2019	1.32	0	0	0.25%	15.3%	12/31/2019	1.34	0	0	0.00%	15.6%
12/31/2018	1.13	0	0	0.50%	-4.9%	12/31/2018	1.15	0	0	0.25%	-4.7%	12/31/2018	1.16	0	0	0.00%	-4.4%
12/31/2017	1.19	0	0	0.50%	7.2%	12/31/2017	1.20	0	0	0.25%	7.5%	12/31/2017	1.21	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.5%
2020	2.5%
2019	7.4%
2018	5.7%
2017	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated High Yield Trust Service Class - 06-918

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,788	$40,314	5,796
Receivables: investments sold	195
Payables: investments purchased	-
Net assets	$40,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,983	29,448	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$40,983	29,448

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,223
Mortality & expense charges			(1,051)
Net investment income (loss)			2,172

Gain (loss) on investments:
Net realized gain (loss)			6,253
Realized gain distributions			82
Net change in unrealized appreciation (depreciation)			(2,670)
Net gain (loss)			3,665

Increase (decrease) in net assets from operations			$5,837

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,172	$3,321
Net realized gain (loss)		6,253	(12,562)
Realized gain distributions		82	-
Net change in unrealized appreciation (depreciation)		(2,670)	1,836

Increase (decrease) in net assets from operations		5,837	(7,405)

Contract owner transactions:
Proceeds from units sold		79,013	28,318
Cost of units redeemed		(91,203)	(124,327)
Account charges		(190)	(130)
Increase (decrease)		(12,380)	(96,139)
Net increase (decrease)		(6,543)	(103,544)
Net assets, beginning		47,526	151,070
Net assets, ending		$40,983	$47,526

Units sold		59,387	24,107
Units redeemed		(66,278)	(109,550)
Net increase (decrease)		(6,891)	(85,443)
Units outstanding, beginning		36,339	121,782
Units outstanding, ending		29,448	36,339

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$772,452
Cost of units redeemed/account charges			(793,769)
Net investment income (loss)			39,776
Net realized gain (loss)			20,887
Realized gain distributions			1,163
Net change in unrealized appreciation (depreciation)			474
Net assets			$40,983

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	29	$41	1.25%	6.4%	12/31/2021	$1.42	0	$0	1.00%	6.7%	12/31/2021	$1.44	0	$0	0.75%	6.9%
12/31/2020	1.31	36	48	1.25%	5.4%	12/31/2020	1.33	0	0	1.00%	5.7%	12/31/2020	1.35	0	0	0.75%	6.0%
12/31/2019	1.24	122	151	1.25%	13.9%	12/31/2019	1.26	0	0	1.00%	14.1%	12/31/2019	1.27	0	0	0.75%	14.4%
12/31/2018	1.09	90	98	1.25%	-5.9%	12/31/2018	1.10	0	0	1.00%	-5.6%	12/31/2018	1.11	0	0	0.75%	-5.4%
12/31/2017	1.16	142	165	1.25%	6.1%	12/31/2017	1.17	0	0	1.00%	6.4%	12/31/2017	1.18	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	7.2%	12/31/2021	$1.49	0	$0	0.25%	7.5%	12/31/2021	$1.52	0	$0	0.00%	7.7%
12/31/2020	1.37	0	0	0.50%	6.2%	12/31/2020	1.39	0	0	0.25%	6.5%	12/31/2020	1.41	0	0	0.00%	6.8%
12/31/2019	1.29	0	0	0.50%	14.7%	12/31/2019	1.30	0	0	0.25%	15.0%	12/31/2019	1.32	0	0	0.00%	15.3%
12/31/2018	1.12	0	0	0.50%	-5.2%	12/31/2018	1.13	0	0	0.25%	-4.9%	12/31/2018	1.15	0	0	0.00%	-4.7%
12/31/2017	1.18	0	0	0.50%	6.9%	12/31/2017	1.19	0	0	0.25%	7.2%	12/31/2017	1.20	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.3%
2020	4.4%
2019	5.3%
2018	5.9%
2017	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73,377	$70,022	6,719
Receivables: investments sold	132
Payables: investments purchased	-
Net assets	$73,509

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$73,509	67,672	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.19
Band 0	-	-	1.22
Total	$73,509	67,672

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,398
Mortality & expense charges			(975)
Net investment income (loss)			423

Gain (loss) on investments:
Net realized gain (loss)			2,302
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,331)
Net gain (loss)			(6,029)

Increase (decrease) in net assets from operations			$(5,606)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$423	$(2,076)
Net realized gain (loss)		2,302	(1,085)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,331)	(3,934)

Increase (decrease) in net assets from operations		(5,606)	(7,095)

Contract owner transactions:
Proceeds from units sold		13,646	29,882
Cost of units redeemed		(23,287)	(355,209)
Account charges		(187)	(416)
Increase (decrease)		(9,828)	(325,743)
Net increase (decrease)		(15,434)	(332,838)
Net assets, beginning		88,943	421,781
Net assets, ending		$73,509	$88,943

Units sold		12,284	29,221
Units redeemed		(20,932)	(354,020)
Net increase (decrease)		(8,648)	(324,799)
Units outstanding, beginning		76,320	401,119
Units outstanding, ending		67,672	76,320

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,992,434
Cost of units redeemed/account charges			(6,031,072)
Net investment income (loss)			80,839
Net realized gain (loss)			(102,615)
Realized gain distributions			130,568
Net change in unrealized appreciation (depreciation)			3,355
Net assets			$73,509

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	68	$74	1.25%	-6.8%	12/31/2021	$1.11	0	$0	1.00%	-6.6%	12/31/2021	$1.14	0	$0	0.75%	-6.3%
12/31/2020	1.17	76	89	1.25%	10.8%	12/31/2020	1.19	0	0	1.00%	11.1%	12/31/2020	1.21	0	0	0.75%	11.4%
12/31/2019	1.05	401	422	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.7%	12/31/2019	1.09	0	0	0.75%	7.9%
12/31/2018	0.98	2,944	2,883	1.25%	-6.4%	12/31/2018	0.99	0	0	1.00%	-6.2%	12/31/2018	1.01	0	0	0.75%	-5.9%
12/31/2017	1.05	3,364	3,519	1.25%	10.9%	12/31/2017	1.06	0	0	1.00%	11.2%	12/31/2017	1.07	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	0.50%	-6.1%	12/31/2021	$1.19	0	$0	0.25%	-5.9%	12/31/2021	$1.22	0	$0	0.00%	-5.6%
12/31/2020	1.24	0	0	0.50%	11.7%	12/31/2020	1.26	0	0	0.25%	11.9%	12/31/2020	1.29	0	0	0.00%	12.2%
12/31/2019	1.11	0	0	0.50%	8.2%	12/31/2019	1.13	0	0	0.25%	8.5%	12/31/2019	1.15	0	0	0.00%	8.7%
12/31/2018	1.03	0	0	0.50%	-5.7%	12/31/2018	1.04	0	0	0.25%	-5.5%	12/31/2018	1.06	0	0	0.00%	-5.2%
12/31/2017	1.09	0	0	0.50%	11.7%	12/31/2017	1.10	0	0	0.25%	12.0%	12/31/2017	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	0.2%
2019	2.1%
2018	3.0%
2017	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,733	$47,681	4,166
Receivables: investments sold	17
Payables: investments purchased	-
Net assets	$45,750

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,750	43,209	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.16
Band 0	-	-	1.19
Total	$45,750	43,209

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$520
Mortality & expense charges			(244)
Net investment income (loss)			276

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,948)
Net gain (loss)			(1,952)

Increase (decrease) in net assets from operations			$(1,676)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$276	$-
Net realized gain (loss)		(4)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,948)	-

Increase (decrease) in net assets from operations		(1,676)	-

Contract owner transactions:
Proceeds from units sold		47,426	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		47,426	-
Net increase (decrease)		45,750	-
Net assets, beginning		-	-
Net assets, ending		$45,750	$-

Units sold		43,209	-
Units redeemed		-	-
Net increase (decrease)		43,209	-
Units outstanding, beginning		-	-
Units outstanding, ending		43,209	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$409,875
Cost of units redeemed/account charges			(370,484)
Net investment income (loss)			4,373
Net realized gain (loss)			(2,155)
Realized gain distributions			6,089
Net change in unrealized appreciation (depreciation)			(1,948)
Net assets			$45,750

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	43	$46	1.25%	-7.1%	12/31/2021	$1.08	0	$0	1.00%	-6.9%	12/31/2021	$1.11	0	$0	0.75%	-6.6%
12/31/2020	1.14	0	0	1.25%	10.5%	12/31/2020	1.16	0	0	1.00%	10.8%	12/31/2020	1.19	0	0	0.75%	11.1%
12/31/2019	1.03	0	0	1.25%	7.1%	12/31/2019	1.05	0	0	1.00%	7.4%	12/31/2019	1.07	0	0	0.75%	7.7%
12/31/2018	0.96	0	0	1.25%	-6.7%	12/31/2018	0.98	0	0	1.00%	-6.5%	12/31/2018	0.99	0	0	0.75%	-6.3%
12/31/2017	1.03	96	99	1.25%	10.6%	12/31/2017	1.05	0	0	1.00%	10.9%	12/31/2017	1.06	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.13	0	$0	0.50%	-6.4%	12/31/2021	$1.16	0	$0	0.25%	-6.2%	12/31/2021	$1.19	0	$0	0.00%	-5.9%
12/31/2020	1.21	0	0	0.50%	11.3%	12/31/2020	1.24	0	0	0.25%	11.6%	12/31/2020	1.26	0	0	0.00%	11.9%
12/31/2019	1.09	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.2%	12/31/2019	1.13	0	0	0.00%	8.5%
12/31/2018	1.01	0	0	0.50%	-6.0%	12/31/2018	1.02	0	0	0.25%	-5.8%	12/31/2018	1.04	23	24	0.00%	-5.5%
12/31/2017	1.07	0	0	0.50%	11.5%	12/31/2017	1.09	0	0	0.25%	11.7%	12/31/2017	1.10	23	25	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	0.0%
2019	0.5%
2018	1.7%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Western Asset Core Plus Bond Fund R Class - 06-718

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$156,101	$156,626	13,158
Receivables: investments sold	482
Payables: investments purchased	-
Net assets	$156,583

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$156,583	129,568	$1.21
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.35
Total	$156,583	129,568

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,008
Mortality & expense charges			(3,331)
Net investment income (loss)			1,677

Gain (loss) on investments:
Net realized gain (loss)			5,188
Realized gain distributions			1,971
Net change in unrealized appreciation (depreciation)			(17,287)
Net gain (loss)			(10,128)

Increase (decrease) in net assets from operations			$(8,451)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,677	$2,273
Net realized gain (loss)		5,188	2,566
Realized gain distributions		1,971	4,309
Net change in unrealized appreciation (depreciation)		(17,287)	12,282

Increase (decrease) in net assets from operations		(8,451)	21,430

Contract owner transactions:
Proceeds from units sold		39,117	201,778
Cost of units redeemed		(187,042)	(27,931)
Account charges		(54)	(97)
Increase (decrease)		(147,979)	173,750
Net increase (decrease)		(156,430)	195,180
Net assets, beginning		313,013	117,833
Net assets, ending		$156,583	$313,013

Units sold		32,387	171,383
Units redeemed		(152,039)	(22,877)
Net increase (decrease)		(119,652)	148,506
Units outstanding, beginning		249,220	100,714
Units outstanding, ending		129,568	249,220

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$701,634
Cost of units redeemed/account charges			(570,815)
Net investment income (loss)			13,070
Net realized gain (loss)			3,319
Realized gain distributions			9,900
Net change in unrealized appreciation (depreciation)			(525)
Net assets			$156,583

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	130	$157	1.25%	-3.8%	12/31/2021	$1.24	0	$0	1.00%	-3.5%	12/31/2021	$1.26	0	$0	0.75%	-3.3%
12/31/2020	1.26	249	313	1.25%	7.4%	12/31/2020	1.28	0	0	1.00%	7.6%	12/31/2020	1.31	0	0	0.75%	7.9%
12/31/2019	1.17	101	118	1.25%	10.2%	12/31/2019	1.19	0	0	1.00%	10.5%	12/31/2019	1.21	0	0	0.75%	10.7%
12/31/2018	1.06	109	116	1.25%	-3.4%	12/31/2018	1.08	0	0	1.00%	-3.1%	12/31/2018	1.09	0	0	0.75%	-2.9%
12/31/2017	1.10	119	131	1.25%	4.9%	12/31/2017	1.11	0	0	1.00%	5.2%	12/31/2017	1.13	0	0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	-3.1%	12/31/2021	$1.32	0	$0	0.25%	-2.8%	12/31/2021	$1.35	0	$0	0.00%	-2.6%
12/31/2020	1.33	0	0	0.50%	8.2%	12/31/2020	1.36	0	0	0.25%	8.4%	12/31/2020	1.39	0	0	0.00%	8.7%
12/31/2019	1.23	0	0	0.50%	11.0%	12/31/2019	1.26	0	0	0.25%	11.3%	12/31/2019	1.28	0	0	0.00%	11.6%
12/31/2018	1.11	0	0	0.50%	-2.6%	12/31/2018	1.13	0	0	0.25%	-2.4%	12/31/2018	1.15	0	0	0.00%	-2.1%
12/31/2017	1.14	0	0	0.50%	5.7%	12/31/2017	1.16	0	0	0.25%	6.0%	12/31/2017	1.17	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	2.7%
2019	3.3%
2018	3.0%
2017	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Aggressive Growth Fund R Class - 06-716

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.63
Band 100	-	-	2.69
Band 75	-	-	2.76
Band 50	-	-	2.82
Band 25	-	-	2.88
Band 0	-	-	2.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(84)
Net realized gain (loss)		-	(1,543)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	1,276

Increase (decrease) in net assets from operations		-	(351)

Contract owner transactions:
Proceeds from units sold		-	242
Cost of units redeemed		-	(10,270)
Account charges		-	-
Increase (decrease)		-	(10,028)
Net increase (decrease)		-	(10,379)
Net assets, beginning		-	10,379
Net assets, ending		$-	$-

Units sold		-	125
Units redeemed		-	(5,047)
Net increase (decrease)		-	(4,922)
Units outstanding, beginning		-	4,922
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,025,046
Cost of units redeemed/account charges			(2,066,409)
Net investment income (loss)			(23,746)
Net realized gain (loss)			(21,660)
Realized gain distributions			86,769
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.63	0	$0	1.25%	6.1%	12/31/2021	$2.69	0	$0	1.00%	6.4%	12/31/2021	$2.76	0	$0	0.75%	6.7%
12/31/2020	2.48	0	0	1.25%	17.6%	12/31/2020	2.53	0	0	1.00%	17.9%	12/31/2020	2.58	0	0	0.75%	18.2%
12/31/2019	2.11	5	10	1.25%	22.3%	12/31/2019	2.15	0	0	1.00%	22.6%	12/31/2019	2.19	0	0	0.75%	22.9%
12/31/2018	1.72	7	13	1.25%	-9.4%	12/31/2018	1.75	0	0	1.00%	-9.2%	12/31/2018	1.78	0	0	0.75%	-8.9%
12/31/2017	1.90	29	55	1.25%	12.5%	12/31/2017	1.93	0	0	1.00%	12.8%	12/31/2017	1.95	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.82	0	$0	0.50%	6.9%	12/31/2021	$2.88	0	$0	0.25%	7.2%	12/31/2021	$2.95	0	$0	0.00%	7.5%
12/31/2020	2.64	0	0	0.50%	18.5%	12/31/2020	2.69	0	0	0.25%	18.8%	12/31/2020	2.75	0	0	0.00%	19.1%
12/31/2019	2.22	0	0	0.50%	23.2%	12/31/2019	2.26	0	0	0.25%	23.5%	12/31/2019	2.31	0	0	0.00%	23.8%
12/31/2018	1.81	0	0	0.50%	-8.7%	12/31/2018	1.83	0	0	0.25%	-8.5%	12/31/2018	1.86	0	0	0.00%	-8.2%
12/31/2017	1.98	0	0	0.50%	13.4%	12/31/2017	2.00	0	0	0.25%	13.7%	12/31/2017	2.03	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Western Asset Core Plus Bond Fund FI Class - 06-713

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$704,974	$709,675	59,986
Receivables: investments sold	10,060
Payables: investments purchased	-
Net assets	$715,034

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$715,034	574,705	$1.24
Band 100	-	-	1.27
Band 75	-	-	1.30
Band 50	-	-	1.33
Band 25	-	-	1.36
Band 0	-	-	1.39
Total	$715,034	574,705

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$15,687
Mortality & expense charges			(8,529)
Net investment income (loss)			7,158

Gain (loss) on investments:
Net realized gain (loss)			180
Realized gain distributions			4,291
Net change in unrealized appreciation (depreciation)			(36,499)
Net gain (loss)			(32,028)

Increase (decrease) in net assets from operations			$(24,870)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,158	$7,335
Net realized gain (loss)		180	4,680
Realized gain distributions		4,291	9,642
Net change in unrealized appreciation (depreciation)		(36,499)	23,169

Increase (decrease) in net assets from operations		(24,870)	44,826

Contract owner transactions:
Proceeds from units sold		168,365	262,440
Cost of units redeemed		(109,825)	(197,841)
Account charges		(168)	(284)
Increase (decrease)		58,372	64,315
Net increase (decrease)		33,502	109,141
Net assets, beginning		681,532	572,391
Net assets, ending		$715,034	$681,532

Units sold		134,648	213,637
Units redeemed		(88,619)	(163,017)
Net increase (decrease)		46,029	50,620
Units outstanding, beginning		528,676	478,056
Units outstanding, ending		574,705	528,676

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,577,411
Cost of units redeemed/account charges			(4,065,976)
Net investment income (loss)			152,494
Net realized gain (loss)			(8,091)
Realized gain distributions			63,897
Net change in unrealized appreciation (depreciation)			(4,701)
Net assets			$715,034

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	575	$715	1.25%	-3.5%	12/31/2021	$1.27	0	$0	1.00%	-3.2%	12/31/2021	$1.30	0	$0	0.75%	-3.0%
12/31/2020	1.29	529	682	1.25%	7.7%	12/31/2020	1.32	0	0	1.00%	7.9%	12/31/2020	1.34	0	0	0.75%	8.2%
12/31/2019	1.20	478	572	1.25%	10.5%	12/31/2019	1.22	0	0	1.00%	10.8%	12/31/2019	1.24	0	0	0.75%	11.1%
12/31/2018	1.08	1,752	1,898	1.25%	-3.1%	12/31/2018	1.10	0	0	1.00%	-2.8%	12/31/2018	1.12	0	0	0.75%	-2.6%
12/31/2017	1.12	2,388	2,670	1.25%	5.3%	12/31/2017	1.13	0	0	1.00%	5.6%	12/31/2017	1.15	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	-2.8%	12/31/2021	$1.36	0	$0	0.25%	-2.5%	12/31/2021	$1.39	0	$0	0.00%	-2.3%
12/31/2020	1.37	0	0	0.50%	8.5%	12/31/2020	1.40	0	0	0.25%	8.7%	12/31/2020	1.43	0	0	0.00%	9.0%
12/31/2019	1.26	0	0	0.50%	11.3%	12/31/2019	1.29	0	0	0.25%	11.6%	12/31/2019	1.31	0	0	0.00%	11.9%
12/31/2018	1.13	0	0	0.50%	-2.3%	12/31/2018	1.15	0	0	0.25%	-2.1%	12/31/2018	1.17	0	0	0.00%	-1.9%
12/31/2017	1.16	0	0	0.50%	6.1%	12/31/2017	1.18	0	0	0.25%	6.4%	12/31/2017	1.19	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	2.4%
2019	5.4%
2018	3.1%
2017	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Aggressive Growth Fund FI Class - 06-711 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.70
Band 100	-	-	2.76
Band 75	-	-	2.83
Band 50	-	-	2.89
Band 25	-	-	2.96
Band 0	-	-	3.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$19,824,048
Cost of units redeemed/account charges			(20,251,600)
Net investment income (loss)			(203,774)
Net realized gain (loss)			107,588
Realized gain distributions			523,738
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.70	0	$0	1.25%	6.4%	12/31/2021	$2.76	0	$0	1.00%	6.7%	12/31/2021	$2.83	0	$0	0.75%	7.0%
12/31/2020	2.54	0	0	1.25%	18.0%	12/31/2020	2.59	0	0	1.00%	18.3%	12/31/2020	2.64	0	0	0.75%	18.6%
12/31/2019	2.15	0	0	1.25%	22.6%	12/31/2019	2.19	0	0	1.00%	23.0%	12/31/2019	2.23	0	0	0.75%	23.3%
12/31/2018	1.75	33	58	1.25%	-9.1%	12/31/2018	1.78	0	0	1.00%	-8.9%	12/31/2018	1.81	0	0	0.75%	-8.6%
12/31/2017	1.93	171	331	1.25%	12.9%	12/31/2017	1.95	0	0	1.00%	13.2%	12/31/2017	1.98	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.89	0	$0	0.50%	7.2%	12/31/2021	$2.96	0	$0	0.25%	7.5%	12/31/2021	$3.03	0	$0	0.00%	7.8%
12/31/2020	2.70	0	0	0.50%	18.9%	12/31/2020	2.75	0	0	0.25%	19.2%	12/31/2020	2.81	0	0	0.00%	19.4%
12/31/2019	2.27	0	0	0.50%	23.6%	12/31/2019	2.31	0	0	0.25%	23.9%	12/31/2019	2.35	0	0	0.00%	24.2%
12/31/2018	1.84	0	0	0.50%	-8.4%	12/31/2018	1.86	0	0	0.25%	-8.2%	12/31/2018	1.89	0	0	0.00%	-7.9%
12/31/2017	2.00	0	0	0.50%	13.7%	12/31/2017	2.03	0	0	0.25%	14.0%	12/31/2017	2.06	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge International Value Fund A Class - 06-GJR (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	1.25%	14.1%	12/31/2021	$1.03	0	$0	1.00%	14.4%	12/31/2021	$1.03	0	$0	0.75%	14.7%
12/31/2020	0.88	0	0	1.25%	-0.6%	12/31/2020	0.90	0	0	1.00%	-0.4%	12/31/2020	0.90	0	0	0.75%	-0.2%
12/31/2019	0.89	0	0	1.25%	12.3%	12/31/2019	0.90	0	0	1.00%	12.8%	12/31/2019	0.90	0	0	0.75%	12.9%
12/31/2018	0.79	0	0	1.25%	-23.5%	12/31/2018	0.80	0	0	1.00%	-22.5%	12/31/2018	0.79	0	0	0.75%	-23.1%
12/31/2017	1.03	0	0	1.25%	3.3%	12/31/2017	1.03	0	0	1.00%	3.4%	12/31/2017	1.03	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	0.50%	15.0%	12/31/2021	$1.05	0	$0	0.25%	15.2%	12/31/2021	$1.06	0	$0	0.00%	15.5%
12/31/2020	0.90	0	0	0.50%	0.1%	12/31/2020	0.91	0	0	0.25%	0.3%	12/31/2020	0.92	0	0	0.00%	0.6%
12/31/2019	0.90	0	0	0.50%	13.1%	12/31/2019	0.91	0	0	0.25%	13.4%	12/31/2019	0.91	0	0	0.00%	13.7%
12/31/2018	0.80	0	0	0.50%	-22.9%	12/31/2018	0.80	0	0	0.25%	-22.7%	12/31/2018	0.80	0	0	0.00%	-22.5%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge International Value Fund IS Class - 06-GJT (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$451,297
Cost of units redeemed/account charges			(411,857)
Net investment income (loss)			349
Net realized gain (loss)			(39,789)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	1.25%	14.7%	12/31/2021	$1.05	0	$0	1.00%	15.0%	12/31/2021	$1.05	0	$0	0.75%	15.3%
12/31/2020	0.89	0	0	1.25%	-0.3%	12/31/2020	0.91	0	0	1.00%	0.0%	12/31/2020	0.91	0	0	0.75%	0.2%
12/31/2019	0.90	0	0	1.25%	12.7%	12/31/2019	0.91	0	0	1.00%	13.2%	12/31/2019	0.91	0	0	0.75%	13.2%
12/31/2018	0.79	351	279	1.25%	-23.1%	12/31/2018	0.81	0	0	1.00%	-22.1%	12/31/2018	0.80	0	0	0.75%	-22.7%
12/31/2017	1.03	0	0	1.25%	3.3%	12/31/2017	1.03	0	0	1.00%	3.5%	12/31/2017	1.03	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	0	$0	0.50%	15.6%	12/31/2021	$1.07	0	$0	0.25%	15.8%	12/31/2021	$1.08	0	$0	0.00%	16.1%
12/31/2020	0.91	0	0	0.50%	0.5%	12/31/2020	0.92	0	0	0.25%	0.7%	12/31/2020	0.93	0	0	0.00%	1.0%
12/31/2019	0.91	0	0	0.50%	13.5%	12/31/2019	0.91	0	0	0.25%	13.8%	12/31/2019	0.92	0	0	0.00%	14.1%
12/31/2018	0.80	0	0	0.50%	-22.5%	12/31/2018	0.80	0	0	0.25%	-22.3%	12/31/2018	0.81	0	0	0.00%	-22.1%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	3.9%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Large Cap Growth Fund A Class - 06-GJV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,590	$31,707	633
Receivables: investments sold	-
Payables: investments purchased	(440)
Net assets	$41,150

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,150	20,055	$2.05
Band 100	-	-	2.10
Band 75	-	-	2.09
Band 50	-	-	2.12
Band 25	-	-	2.14
Band 0	-	-	2.16
Total	$41,150	20,055

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(447)
Net investment income (loss)			(447)

Gain (loss) on investments:
Net realized gain (loss)			420
Realized gain distributions			4,610
Net change in unrealized appreciation (depreciation)			2,031
Net gain (loss)			7,061

Increase (decrease) in net assets from operations			$6,614

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(447)	$(300)
Net realized gain (loss)		420	346
Realized gain distributions		4,610	1,734
Net change in unrealized appreciation (depreciation)		2,031	4,805

Increase (decrease) in net assets from operations		6,614	6,585

Contract owner transactions:
Proceeds from units sold		5,390	4,615
Cost of units redeemed		(1,293)	(1,334)
Account charges		(16)	(16)
Increase (decrease)		4,081	3,265
Net increase (decrease)		10,695	9,850
Net assets, beginning		30,455	20,605
Net assets, ending		$41,150	$30,455

Units sold		2,908	3,224
Units redeemed		(673)	(981)
Net increase (decrease)		2,235	2,243
Units outstanding, beginning		17,820	15,577
Units outstanding, ending		20,055	17,820

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$27,204
Cost of units redeemed/account charges			(3,147)
Net investment income (loss)			(917)
Net realized gain (loss)			803
Realized gain distributions			7,324
Net change in unrealized appreciation (depreciation)			9,883
Net assets			$41,150

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.05	20	$41	1.25%	20.1%	12/31/2021	$2.10	0	$0	1.00%	20.4%	12/31/2021	$2.09	0	$0	0.75%	20.7%
12/31/2020	1.71	18	30	1.25%	29.2%	12/31/2020	1.75	0	0	1.00%	29.5%	12/31/2020	1.74	0	0	0.75%	29.8%
12/31/2019	1.32	16	21	1.25%	30.1%	12/31/2019	1.35	0	0	1.00%	30.7%	12/31/2019	1.34	0	0	0.75%	30.7%
12/31/2018	1.02	8	9	1.25%	-1.6%	12/31/2018	1.03	0	0	1.00%	-0.3%	12/31/2018	1.02	0	0	0.75%	-1.1%
12/31/2017	1.03	0	0	1.25%	3.3%	12/31/2017	1.03	0	0	1.00%	3.5%	12/31/2017	1.03	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.12	0	$0	0.50%	21.0%	12/31/2021	$2.14	0	$0	0.25%	21.3%	12/31/2021	$2.16	0	$0	0.00%	21.6%
12/31/2020	1.75	0	0	0.50%	30.2%	12/31/2020	1.76	0	0	0.25%	30.5%	12/31/2020	1.78	0	0	0.00%	30.8%
12/31/2019	1.34	0	0	0.50%	31.0%	12/31/2019	1.35	0	0	0.25%	31.4%	12/31/2019	1.36	0	0	0.00%	31.7%
12/31/2018	1.03	0	0	0.50%	-0.8%	12/31/2018	1.03	0	0	0.25%	-0.6%	12/31/2018	1.03	0	0	0.00%	-0.3%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.5%	12/31/2017	1.03	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.2%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Large Cap Growth Fund IS Class - 06-GJW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,472,922	$1,829,720	33,099
Receivables: investments sold	-
Payables: investments purchased	(394)
Net assets	$2,472,528

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,472,528	1,186,245	$2.08
Band 100	-	-	2.13
Band 75	-	-	2.13
Band 50	-	-	2.15
Band 25	-	-	2.17
Band 0	-	-	2.19
Total	$2,472,528	1,186,245

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(27,129)
Net investment income (loss)			(27,129)

Gain (loss) on investments:
Net realized gain (loss)			11,406
Realized gain distributions			241,801
Net change in unrealized appreciation (depreciation)			179,248
Net gain (loss)			432,455

Increase (decrease) in net assets from operations			$405,326

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27,129)	$(13,534)
Net realized gain (loss)		11,406	94,196
Realized gain distributions		241,801	97,106
Net change in unrealized appreciation (depreciation)		179,248	463,913

Increase (decrease) in net assets from operations		405,326	641,681

Contract owner transactions:
Proceeds from units sold		224,636	3,662,114
Cost of units redeemed		(42,817)	(2,419,391)
Account charges		(75)	(150)
Increase (decrease)		181,744	1,242,573
Net increase (decrease)		587,070	1,884,254
Net assets, beginning		1,885,458	1,204
Net assets, ending		$2,472,528	$1,885,458

Units sold		119,488	2,920,566
Units redeemed		(23,329)	(1,831,383)
Net increase (decrease)		96,159	1,089,183
Units outstanding, beginning		1,090,086	903
Units outstanding, ending		1,186,245	1,090,086

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,888,050
Cost of units redeemed/account charges			(2,462,619)
Net investment income (loss)			(40,664)
Net realized gain (loss)			105,605
Realized gain distributions			338,954
Net change in unrealized appreciation (depreciation)			643,202
Net assets			$2,472,528

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.08	1,186	$2,473	1.25%	20.5%	12/31/2021	$2.13	0	$0	1.00%	20.8%	12/31/2021	$2.13	0	$0	0.75%	21.1%
12/31/2020	1.73	1,090	1,885	1.25%	29.7%	12/31/2020	1.77	0	0	1.00%	30.0%	12/31/2020	1.76	0	0	0.75%	30.3%
12/31/2019	1.33	1	1	1.25%	30.6%	12/31/2019	1.36	0	0	1.00%	31.2%	12/31/2019	1.35	0	0	0.75%	31.2%
12/31/2018	1.02	0	0	1.25%	-1.2%	12/31/2018	1.04	0	0	1.00%	0.0%	12/31/2018	1.03	0	0	0.75%	-0.7%
12/31/2017	1.03	0	0	1.25%	3.4%	12/31/2017	1.04	0	0	1.00%	3.5%	12/31/2017	1.03	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.15	0	$0	0.50%	21.4%	12/31/2021	$2.17	0	$0	0.25%	21.7%	12/31/2021	$2.19	0	$0	0.00%	22.0%
12/31/2020	1.77	0	0	0.50%	30.7%	12/31/2020	1.78	0	0	0.25%	31.0%	12/31/2020	1.80	0	0	0.00%	31.3%
12/31/2019	1.36	0	0	0.50%	31.6%	12/31/2019	1.36	0	0	0.25%	31.9%	12/31/2019	1.37	0	0	0.00%	32.2%
12/31/2018	1.03	0	0	0.50%	-0.5%	12/31/2018	1.03	0	0	0.25%	-0.2%	12/31/2018	1.04	0	0	0.00%	0.0%
12/31/2017	1.03	0	0	0.50%	3.5%	12/31/2017	1.04	0	0	0.25%	3.5%	12/31/2017	1.04	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.3%
2019	0.7%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Large Cap Growth Fund R Class - 06-GJX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$412,156	$341,405	7,117
Receivables: investments sold	21,060
Payables: investments purchased	-
Net assets	$433,216

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$433,216	213,917	$2.03
Band 100	-	-	2.07
Band 75	-	-	2.07
Band 50	-	-	2.09
Band 25	-	-	2.11
Band 0	-	-	2.13
Total	$433,216	213,917

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,072)
Net investment income (loss)			(6,072)

Gain (loss) on investments:
Net realized gain (loss)			98,187
Realized gain distributions			48,294
Net change in unrealized appreciation (depreciation)			(58,543)
Net gain (loss)			87,938

Increase (decrease) in net assets from operations			$81,866

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,072)	$(8,357)
Net realized gain (loss)		98,187	27,336
Realized gain distributions		48,294	42,805
Net change in unrealized appreciation (depreciation)		(58,543)	113,424

Increase (decrease) in net assets from operations		81,866	175,208

Contract owner transactions:
Proceeds from units sold		67,604	97,398
Cost of units redeemed		(419,053)	(278,732)
Account charges		(312)	(6)
Increase (decrease)		(351,761)	(181,340)
Net increase (decrease)		(269,895)	(6,132)
Net assets, beginning		703,111	709,243
Net assets, ending		$433,216	$703,111

Units sold		35,915	73,183
Units redeemed		(237,483)	(197,446)
Net increase (decrease)		(201,568)	(124,263)
Units outstanding, beginning		415,485	539,748
Units outstanding, ending		213,917	415,485

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$834,555
Cost of units redeemed/account charges			(707,815)
Net investment income (loss)			(17,291)
Net realized gain (loss)			126,776
Realized gain distributions			126,240
Net change in unrealized appreciation (depreciation)			70,751
Net assets			$433,216

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.03	214	$433	1.25%	19.7%	12/31/2021	$2.07	0	$0	1.00%	20.0%	12/31/2021	$2.07	0	$0	0.75%	20.3%
12/31/2020	1.69	415	703	1.25%	28.8%	12/31/2020	1.73	0	0	1.00%	29.1%	12/31/2020	1.72	0	0	0.75%	29.4%
12/31/2019	1.31	540	709	1.25%	29.7%	12/31/2019	1.34	0	0	1.00%	30.3%	12/31/2019	1.33	0	0	0.75%	30.3%
12/31/2018	1.01	0	0	1.25%	-1.9%	12/31/2018	1.03	0	0	1.00%	-0.7%	12/31/2018	1.02	0	0	0.75%	-1.4%
12/31/2017	1.03	0	0	1.25%	3.3%	12/31/2017	1.03	0	0	1.00%	3.4%	12/31/2017	1.03	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.09	0	$0	0.50%	20.6%	12/31/2021	$2.11	0	$0	0.25%	20.9%	12/31/2021	$2.13	0	$0	0.00%	21.2%
12/31/2020	1.73	0	0	0.50%	29.8%	12/31/2020	1.75	0	0	0.25%	30.1%	12/31/2020	1.76	0	0	0.00%	30.4%
12/31/2019	1.34	0	0	0.50%	30.7%	12/31/2019	1.34	0	0	0.25%	31.0%	12/31/2019	1.35	0	0	0.00%	31.3%
12/31/2018	1.02	0	0	0.50%	-1.2%	12/31/2018	1.02	0	0	0.25%	-0.9%	12/31/2018	1.03	0	0	0.00%	-0.7%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Western Asset Core Plus Bond Fund IS Class - 06-GFJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,408,477	$6,522,960	553,205
Receivables: investments sold	185,733
Payables: investments purchased	-
Net assets	$6,594,210

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,594,210	5,750,166	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$6,594,210	5,750,166

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$165,988
Mortality & expense charges			(76,860)
Net investment income (loss)			89,128

Gain (loss) on investments:
Net realized gain (loss)			2,336
Realized gain distributions			40,770
Net change in unrealized appreciation (depreciation)			(307,332)
Net gain (loss)			(264,226)

Increase (decrease) in net assets from operations			$(175,098)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$89,128	$49,097
Net realized gain (loss)		2,336	77,673
Realized gain distributions		40,770	72,319
Net change in unrealized appreciation (depreciation)		(307,332)	124,956

Increase (decrease) in net assets from operations		(175,098)	324,045

Contract owner transactions:
Proceeds from units sold		2,936,171	7,171,361
Cost of units redeemed		(1,846,381)	(3,526,422)
Account charges		(7,529)	(2,981)
Increase (decrease)		1,082,261	3,641,958
Net increase (decrease)		907,163	3,966,003
Net assets, beginning		5,687,047	1,721,044
Net assets, ending		$6,594,210	$5,687,047

Units sold		2,572,176	6,896,267
Units redeemed		(1,627,674)	(3,664,103)
Net increase (decrease)		944,502	3,232,164
Units outstanding, beginning		4,805,664	1,573,500
Units outstanding, ending		5,750,166	4,805,664

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,085,144
Cost of units redeemed/account charges			(5,773,333)
Net investment income (loss)			178,972
Net realized gain (loss)			85,293
Realized gain distributions			132,617
Net change in unrealized appreciation (depreciation)			(114,483)
Net assets			$6,594,210

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	5,750	$6,594	1.25%	-3.1%	12/31/2021	$1.16	0	$0	1.00%	-2.9%	12/31/2021	$1.17	0	$0	0.75%	-2.6%
12/31/2020	1.18	4,806	5,687	1.25%	8.2%	12/31/2020	1.19	0	0	1.00%	8.5%	12/31/2020	1.20	0	0	0.75%	8.7%
12/31/2019	1.09	1,574	1,721	1.25%	10.9%	12/31/2019	1.10	0	0	1.00%	11.2%	12/31/2019	1.11	0	0	0.75%	11.5%
12/31/2018	0.99	1,104	1,088	1.25%	-2.7%	12/31/2018	0.99	0	0	1.00%	-2.4%	12/31/2018	0.99	0	0	0.75%	-2.2%
12/31/2017	1.01	10	10	1.25%	1.3%	12/31/2017	1.01	0	0	1.00%	1.4%	12/31/2017	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	0	$0	0.50%	-2.4%	12/31/2021	$1.20	0	$0	0.25%	-2.1%	12/31/2021	$1.21	0	$0	0.00%	-1.9%
12/31/2020	1.22	0	0	0.50%	9.0%	12/31/2020	1.23	0	0	0.25%	9.3%	12/31/2020	1.24	0	0	0.00%	9.6%
12/31/2019	1.11	0	0	0.50%	11.8%	12/31/2019	1.12	0	0	0.25%	12.1%	12/31/2019	1.13	0	0	0.00%	12.3%
12/31/2018	1.00	0	0	0.50%	-1.9%	12/31/2018	1.00	0	0	0.25%	-1.7%	12/31/2018	1.00	0	0	0.00%	-1.4%
12/31/2017	1.02	0	0	0.50%	1.7%	12/31/2017	1.02	0	0	0.25%	1.8%	12/31/2017	1.02	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.7%
2020	2.4%
2019	3.4%
2018	2.3%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,131	$42,878	3,847
Receivables: investments sold	420
Payables: investments purchased	-
Net assets	$42,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,551	38,239	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$42,551	38,239

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$553
Mortality & expense charges			(122)
Net investment income (loss)			431

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(747)
Net gain (loss)			(747)

Increase (decrease) in net assets from operations			$(316)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$431	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(747)	-

Increase (decrease) in net assets from operations		(316)	-

Contract owner transactions:
Proceeds from units sold		42,867	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		42,867	-
Net increase (decrease)		42,551	-
Net assets, beginning		-	-
Net assets, ending		$42,551	$-

Units sold		38,239	-
Units redeemed		-	-
Net increase (decrease)		38,239	-
Units outstanding, beginning		-	-
Units outstanding, ending		38,239	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$42,867
Cost of units redeemed/account charges			-
Net investment income (loss)			431
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(747)
Net assets			$42,551

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	38	$43	1.25%	-6.4%	12/31/2021	$1.12	0	$0	1.00%	-6.2%	12/31/2021	$1.13	0	$0	0.75%	-6.0%
12/31/2020	1.19	0	0	1.25%	11.3%	12/31/2020	1.20	0	0	1.00%	11.5%	12/31/2020	1.20	0	0	0.75%	11.8%
12/31/2019	1.07	0	0	1.25%	7.9%	12/31/2019	1.07	0	0	1.00%	8.1%	12/31/2019	1.08	0	0	0.75%	8.4%
12/31/2018	0.99	0	0	1.25%	-0.9%	12/31/2018	0.99	0	0	1.00%	-0.8%	12/31/2018	0.99	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	0	$0	0.50%	-5.7%	12/31/2021	$1.15	0	$0	0.25%	-5.5%	12/31/2021	$1.16	0	$0	0.00%	-5.3%
12/31/2020	1.21	0	0	0.50%	12.1%	12/31/2020	1.22	0	0	0.25%	12.4%	12/31/2020	1.22	0	0	0.00%	12.7%
12/31/2019	1.08	0	0	0.50%	8.7%	12/31/2019	1.08	0	0	0.25%	8.9%	12/31/2019	1.09	0	0	0.00%	9.2%
12/31/2018	0.99	0	0	0.50%	-0.6%	12/31/2018	0.99	0	0	0.25%	-0.5%	12/31/2018	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Appreciation Fund IS Class - 06-3G6

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,229,779	$7,468,300	278,118
Receivables: investments sold	14,879
Payables: investments purchased	-
Net assets	$9,244,658

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,244,658	5,620,639	$1.64
Band 100	-	-	1.66
Band 75	-	-	1.67
Band 50	-	-	1.69
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$9,244,658	5,620,639

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$73,987
Mortality & expense charges			(105,695)
Net investment income (loss)			(31,708)

Gain (loss) on investments:
Net realized gain (loss)			148,128
Realized gain distributions			525,289
Net change in unrealized appreciation (depreciation)			1,065,647
Net gain (loss)			1,739,064

Increase (decrease) in net assets from operations			$1,707,356

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(31,708)	$(1,431)
Net realized gain (loss)		148,128	17,762
Realized gain distributions		525,289	246,435
Net change in unrealized appreciation (depreciation)		1,065,647	673,389

Increase (decrease) in net assets from operations		1,707,356	936,155

Contract owner transactions:
Proceeds from units sold		656,160	719,213
Cost of units redeemed		(791,035)	(515,965)
Account charges		(18,746)	(15,307)
Increase (decrease)		(153,621)	187,941
Net increase (decrease)		1,553,735	1,124,096
Net assets, beginning		7,690,923	6,566,827
Net assets, ending		$9,244,658	$7,690,923

Units sold		438,093	621,177
Units redeemed		(545,561)	(443,432)
Net increase (decrease)		(107,468)	177,745
Units outstanding, beginning		5,728,107	5,550,362
Units outstanding, ending		5,620,639	5,728,107

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,917,701
Cost of units redeemed/account charges			(1,348,559)
Net investment income (loss)			(33,290)
Net realized gain (loss)			165,944
Realized gain distributions			781,383
Net change in unrealized appreciation (depreciation)			1,761,479
Net assets			$9,244,658

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	5,621	$9,245	1.25%	22.5%	12/31/2021	$1.66	0	$0	1.00%	22.8%	12/31/2021	$1.67	0	$0	0.75%	23.1%
12/31/2020	1.34	5,728	7,691	1.25%	13.5%	12/31/2020	1.35	0	0	1.00%	13.8%	12/31/2020	1.36	0	0	0.75%	14.1%
12/31/2019	1.18	5,550	6,567	1.25%	28.7%	12/31/2019	1.19	0	0	1.00%	29.0%	12/31/2019	1.19	0	0	0.75%	29.3%
12/31/2018	0.92	0	0	1.25%	-8.1%	12/31/2018	0.92	0	0	1.00%	-8.0%	12/31/2018	0.92	0	0	0.75%	-7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.69	0	$0	0.50%	23.4%	12/31/2021	$1.70	0	$0	0.25%	23.7%	12/31/2021	$1.72	0	$0	0.00%	24.0%
12/31/2020	1.37	0	0	0.50%	14.3%	12/31/2020	1.38	0	0	0.25%	14.6%	12/31/2020	1.38	0	0	0.00%	14.9%
12/31/2019	1.20	0	0	0.50%	29.7%	12/31/2019	1.20	0	0	0.25%	30.0%	12/31/2019	1.20	0	0	0.00%	30.3%
12/31/2018	0.92	0	0	0.50%	-7.8%	12/31/2018	0.92	0	0	0.25%	-7.7%	12/31/2018	0.92	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	1.2%
2019	0.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Sustainability Leaders Fund IS Class - 06-3XF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,530,470	$1,521,134	57,123
Receivables: investments sold	-
Payables: investments purchased	(24,702)
Net assets	$1,505,768

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,505,768	763,789	$1.97
Band 100	-	-	1.98
Band 75	-	-	2.00
Band 50	-	-	2.01
Band 25	-	-	2.02
Band 0	-	-	2.04
Total	$1,505,768	763,789

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,593
Mortality & expense charges			(2,532)
Net investment income (loss)			4,061

Gain (loss) on investments:
Net realized gain (loss)			(21)
Realized gain distributions			14,781
Net change in unrealized appreciation (depreciation)			9,336
Net gain (loss)			24,096

Increase (decrease) in net assets from operations			$28,157

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,061	$-
Net realized gain (loss)		(21)	-
Realized gain distributions		14,781	-
Net change in unrealized appreciation (depreciation)		9,336	-

Increase (decrease) in net assets from operations		28,157	-

Contract owner transactions:
Proceeds from units sold		1,507,882	-
Cost of units redeemed		(28,787)	-
Account charges		(1,484)	-
Increase (decrease)		1,477,611	-
Net increase (decrease)		1,505,768	-
Net assets, beginning		-	-
Net assets, ending		$1,505,768	$-

Units sold		779,183	-
Units redeemed		(15,394)	-
Net increase (decrease)		763,789	-
Units outstanding, beginning		-	-
Units outstanding, ending		763,789	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,507,882
Cost of units redeemed/account charges			(30,271)
Net investment income (loss)			4,061
Net realized gain (loss)			(21)
Realized gain distributions			14,781
Net change in unrealized appreciation (depreciation)			9,336
Net assets			$1,505,768

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	764	$1,506	1.25%	23.2%	12/31/2021	$1.98	0	$0	1.00%	23.5%	12/31/2021	$2.00	0	$0	0.75%	23.8%
12/31/2020	1.60	0	0	1.25%	34.1%	12/31/2020	1.61	0	0	1.00%	34.4%	12/31/2020	1.61	0	0	0.75%	34.8%
12/31/2019	1.19	0	0	1.25%	19.3%	12/31/2019	1.19	0	0	1.00%	19.5%	12/31/2019	1.20	0	0	0.75%	19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.01	0	$0	0.50%	24.2%	12/31/2021	$2.02	0	$0	0.25%	24.5%	12/31/2021	$2.04	0	$0	0.00%	24.8%
12/31/2020	1.62	0	0	0.50%	35.1%	12/31/2020	1.63	0	0	0.25%	35.4%	12/31/2020	1.63	0	0	0.00%	35.8%
12/31/2019	1.20	0	0	0.50%	19.8%	12/31/2019	1.20	0	0	0.25%	20.0%	12/31/2019	1.20	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge International Growth Fund IS Class - 06-3XJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$250,756	$236,484	3,651
Receivables: investments sold	1,425
Payables: investments purchased	-
Net assets	$252,181

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$252,181	175,253	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$252,181	175,253

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,216
Mortality & expense charges			(2,164)
Net investment income (loss)			(948)

Gain (loss) on investments:
Net realized gain (loss)			20,725
Realized gain distributions			4,587
Net change in unrealized appreciation (depreciation)			(17,272)
Net gain (loss)			8,040

Increase (decrease) in net assets from operations			$7,092

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(948)	$(900)
Net realized gain (loss)		20,725	(3)
Realized gain distributions		4,587	-
Net change in unrealized appreciation (depreciation)		(17,272)	24,791

Increase (decrease) in net assets from operations		7,092	23,888

Contract owner transactions:
Proceeds from units sold		182,371	49,688
Cost of units redeemed		(77,082)	(21,693)
Account charges		(102)	(1)
Increase (decrease)		105,187	27,994
Net increase (decrease)		112,279	51,882
Net assets, beginning		139,902	88,020
Net assets, ending		$252,181	$139,902

Units sold		130,113	41,896
Units redeemed		(54,810)	(19,588)
Net increase (decrease)		75,303	22,308
Units outstanding, beginning		99,950	77,642
Units outstanding, ending		175,253	99,950

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$316,376
Cost of units redeemed/account charges			(101,810)
Net investment income (loss)			(1,972)
Net realized gain (loss)			20,728
Realized gain distributions			4,587
Net change in unrealized appreciation (depreciation)			14,272
Net assets			$252,181

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	175	$252	1.25%	2.8%	12/31/2021	$1.45	0	$0	1.00%	3.1%	12/31/2021	$1.46	0	$0	0.75%	3.3%
12/31/2020	1.40	100	140	1.25%	23.5%	12/31/2020	1.41	0	0	1.00%	23.8%	12/31/2020	1.41	0	0	0.75%	24.1%
12/31/2019	1.13	78	88	1.25%	13.4%	12/31/2019	1.14	0	0	1.00%	13.5%	12/31/2019	1.14	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	3.6%	12/31/2021	$1.48	0	$0	0.25%	3.8%	12/31/2021	$1.49	0	$0	0.00%	4.1%
12/31/2020	1.42	0	0	0.50%	24.4%	12/31/2020	1.42	0	0	0.25%	24.7%	12/31/2020	1.43	0	0	0.00%	25.0%
12/31/2019	1.14	0	0	0.50%	13.9%	12/31/2019	1.14	0	0	0.25%	14.0%	12/31/2019	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.3%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Mid Cap I Class - 06-47N

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,201	$68,830	1,344
Receivables: investments sold	280
Payables: investments purchased	-
Net assets	$65,481

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,481	40,776	$1.61
Band 100	-	-	1.62
Band 75	-	-	1.62
Band 50	-	-	1.63
Band 25	-	-	1.64
Band 0	-	-	1.65
Total	$65,481	40,776

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(264)
Net investment income (loss)			(264)

Gain (loss) on investments:
Net realized gain (loss)			1,333
Realized gain distributions			6,344
Net change in unrealized appreciation (depreciation)			(3,629)
Net gain (loss)			4,048

Increase (decrease) in net assets from operations			$3,784

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(264)	$-
Net realized gain (loss)		1,333	-
Realized gain distributions		6,344	-
Net change in unrealized appreciation (depreciation)		(3,629)	-

Increase (decrease) in net assets from operations		3,784	-

Contract owner transactions:
Proceeds from units sold		74,472	-
Cost of units redeemed		(12,770)	-
Account charges		(5)	-
Increase (decrease)		61,697	-
Net increase (decrease)		65,481	-
Net assets, beginning		-	-
Net assets, ending		$65,481	$-

Units sold		48,845	-
Units redeemed		(8,069)	-
Net increase (decrease)		40,776	-
Units outstanding, beginning		-	-
Units outstanding, ending		40,776	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$74,472
Cost of units redeemed/account charges			(12,775)
Net investment income (loss)			(264)
Net realized gain (loss)			1,333
Realized gain distributions			6,344
Net change in unrealized appreciation (depreciation)			(3,629)
Net assets			$65,481

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	41	$65	1.25%	27.3%	12/31/2021	$1.62	0	$0	1.00%	27.6%	12/31/2021	$1.62	0	$0	0.75%	27.9%
12/31/2020	1.26	0	0	1.25%	15.0%	12/31/2020	1.27	0	0	1.00%	15.3%	12/31/2020	1.27	0	0	0.75%	15.6%
12/31/2019	1.10	0	0	1.25%	9.7%	12/31/2019	1.10	0	0	1.00%	9.8%	12/31/2019	1.10	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.63	0	$0	0.50%	28.3%	12/31/2021	$1.64	0	$0	0.25%	28.6%	12/31/2021	$1.65	0	$0	0.00%	28.9%
12/31/2020	1.27	0	0	0.50%	15.9%	12/31/2020	1.28	0	0	0.25%	16.2%	12/31/2020	1.28	0	0	0.00%	16.5%
12/31/2019	1.10	0	0	0.50%	10.0%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Sm Cap Gr Inst Class - 06-64M (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.97	0	$0	1.25%	-2.7%	12/31/2021	$0.97	0	$0	1.00%	-2.6%	12/31/2021	$0.97	0	$0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	0	$0	0.50%	-2.5%	12/31/2021	$0.98	0	$0	0.25%	-2.4%	12/31/2021	$0.98	0	$0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Appreciation Fund R Class - 06-717

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,850	$13,903	482
Receivables: investments sold	-
Payables: investments purchased	(733)
Net assets	$16,117

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,117	5,217	$3.09
Band 100	-	-	3.16
Band 75	-	-	3.23
Band 50	-	-	3.31
Band 25	-	-	3.38
Band 0	-	-	3.46
Total	$16,117	5,217

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7
Mortality & expense charges			(244)
Net investment income (loss)			(237)

Gain (loss) on investments:
Net realized gain (loss)			2,186
Realized gain distributions			945
Net change in unrealized appreciation (depreciation)			932
Net gain (loss)			4,063

Increase (decrease) in net assets from operations			$3,826

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(237)	$(21)
Net realized gain (loss)		2,186	58
Realized gain distributions		945	519
Net change in unrealized appreciation (depreciation)		932	2,015

Increase (decrease) in net assets from operations		3,826	2,571

Contract owner transactions:
Proceeds from units sold		5,600	14,773
Cost of units redeemed		(10,217)	(368)
Account charges		(29)	(39)
Increase (decrease)		(4,646)	14,366
Net increase (decrease)		(820)	16,937
Net assets, beginning		16,937	-
Net assets, ending		$16,117	$16,937

Units sold		1,993	6,886
Units redeemed		(3,445)	(217)
Net increase (decrease)		(1,452)	6,669
Units outstanding, beginning		6,669	-
Units outstanding, ending		5,217	6,669

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$441,452
Cost of units redeemed/account charges			(500,452)
Net investment income (loss)			(3,909)
Net realized gain (loss)			55,079
Realized gain distributions			21,000
Net change in unrealized appreciation (depreciation)			2,947
Net assets			$16,117

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.09	5	$16	1.25%	21.6%	12/31/2021	$3.16	0	$0	1.00%	21.9%	12/31/2021	$3.23	0	$0	0.75%	22.3%
12/31/2020	2.54	7	17	1.25%	12.7%	12/31/2020	2.59	0	0	1.00%	13.0%	12/31/2020	2.65	0	0	0.75%	13.3%
12/31/2019	2.25	0	0	1.25%	27.8%	12/31/2019	2.29	0	0	1.00%	28.1%	12/31/2019	2.34	0	0	0.75%	28.4%
12/31/2018	1.76	0	0	1.25%	-3.7%	12/31/2018	1.79	0	0	1.00%	-3.5%	12/31/2018	1.82	0	0	0.75%	-3.2%
12/31/2017	1.83	37	67	1.25%	17.7%	12/31/2017	1.86	0	0	1.00%	18.0%	12/31/2017	1.88	0	0	0.75%	18.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.31	0	$0	0.50%	22.6%	12/31/2021	$3.38	0	$0	0.25%	22.9%	12/31/2021	$3.46	0	$0	0.00%	23.2%
12/31/2020	2.70	0	0	0.50%	13.6%	12/31/2020	2.75	0	0	0.25%	13.8%	12/31/2020	2.81	0	0	0.00%	14.1%
12/31/2019	2.38	0	0	0.50%	28.7%	12/31/2019	2.42	0	0	0.25%	29.0%	12/31/2019	2.46	0	0	0.00%	29.4%
12/31/2018	1.85	0	0	0.50%	-3.0%	12/31/2018	1.88	0	0	0.25%	-2.7%	12/31/2018	1.90	0	0	0.00%	-2.5%
12/31/2017	1.90	0	0	0.50%	18.6%	12/31/2017	1.93	0	0	0.25%	18.9%	12/31/2017	1.95	0	0	0.00%	19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.8%
2019	0.0%
2018	0.4%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Appreciation Fund FI Class - 06-712

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$208,288	$165,420	6,054
Receivables: investments sold	-
Payables: investments purchased	(4,147)
Net assets	$204,141

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$204,141	64,391	$3.17
Band 100	-	-	3.24
Band 75	-	-	3.32
Band 50	-	-	3.39
Band 25	-	-	3.47
Band 0	-	-	3.55
Total	$204,141	64,391

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$627
Mortality & expense charges			(2,884)
Net investment income (loss)			(2,257)

Gain (loss) on investments:
Net realized gain (loss)			23,823
Realized gain distributions			11,586
Net change in unrealized appreciation (depreciation)			13,476
Net gain (loss)			48,885

Increase (decrease) in net assets from operations			$46,628

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,257)	$(4,179)
Net realized gain (loss)		23,823	(11,552)
Realized gain distributions		11,586	6,154
Net change in unrealized appreciation (depreciation)		13,476	(73,640)

Increase (decrease) in net assets from operations		46,628	(83,217)

Contract owner transactions:
Proceeds from units sold		43,677	112,945
Cost of units redeemed		(82,867)	(803,414)
Account charges		(430)	(208)
Increase (decrease)		(39,620)	(690,677)
Net increase (decrease)		7,008	(773,894)
Net assets, beginning		197,133	971,027
Net assets, ending		$204,141	$197,133

Units sold		15,500	57,213
Units redeemed		(26,964)	(403,339)
Net increase (decrease)		(11,464)	(346,126)
Units outstanding, beginning		75,855	421,981
Units outstanding, ending		64,391	75,855

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,390,429
Cost of units redeemed/account charges			(2,651,260)
Net investment income (loss)			(21,992)
Net realized gain (loss)			257,020
Realized gain distributions			187,076
Net change in unrealized appreciation (depreciation)			42,868
Net assets			$204,141

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.17	64	$204	1.25%	22.0%	12/31/2021	$3.24	0	$0	1.00%	22.3%	12/31/2021	$3.32	0	$0	0.75%	22.6%
12/31/2020	2.60	76	197	1.25%	12.9%	12/31/2020	2.65	0	0	1.00%	13.2%	12/31/2020	2.71	0	0	0.75%	13.5%
12/31/2019	2.30	422	971	1.25%	28.1%	12/31/2019	2.34	0	0	1.00%	28.4%	12/31/2019	2.38	0	0	0.75%	28.8%
12/31/2018	1.80	409	734	1.25%	-3.4%	12/31/2018	1.82	0	0	1.00%	-3.2%	12/31/2018	1.85	0	0	0.75%	-2.9%
12/31/2017	1.86	418	777	1.25%	18.0%	12/31/2017	1.88	0	0	1.00%	18.3%	12/31/2017	1.91	0	0	0.75%	18.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.39	0	$0	0.50%	22.9%	12/31/2021	$3.47	0	$0	0.25%	23.2%	12/31/2021	$3.55	0	$0	0.00%	23.5%
12/31/2020	2.76	0	0	0.50%	13.8%	12/31/2020	2.82	0	0	0.25%	14.1%	12/31/2020	2.88	0	0	0.00%	14.4%
12/31/2019	2.43	0	0	0.50%	29.1%	12/31/2019	2.47	0	0	0.25%	29.4%	12/31/2019	2.52	0	0	0.00%	29.7%
12/31/2018	1.88	0	0	0.50%	-2.7%	12/31/2018	1.91	0	0	0.25%	-2.4%	12/31/2018	1.94	0	0	0.00%	-2.2%
12/31/2017	1.93	0	0	0.50%	18.9%	12/31/2017	1.96	0	0	0.25%	19.2%	12/31/2017	1.98	0	0	0.00%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.2%
2019	0.8%
2018	0.9%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,015,211	$854,313	45,916
Receivables: investments sold	-
Payables: investments purchased	(1,838)
Net assets	$1,013,373

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,013,373	620,374	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.66
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.70
Total	$1,013,373	620,374

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,847
Mortality & expense charges			(6,889)
Net investment income (loss)			3,958

Gain (loss) on investments:
Net realized gain (loss)			7,661
Realized gain distributions			20,023
Net change in unrealized appreciation (depreciation)			161,818
Net gain (loss)			189,502

Increase (decrease) in net assets from operations			$193,460

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,958	$7,626
Net realized gain (loss)		7,661	(2,564)
Realized gain distributions		20,023	6,670
Net change in unrealized appreciation (depreciation)		161,818	(5,479)

Increase (decrease) in net assets from operations		193,460	6,253

Contract owner transactions:
Proceeds from units sold		540,517	408,446
Cost of units redeemed		(133,320)	(97,340)
Account charges		(899)	(461)
Increase (decrease)		406,298	310,645
Net increase (decrease)		599,758	316,898
Net assets, beginning		413,615	96,717
Net assets, ending		$1,013,373	$413,615

Units sold		371,147	357,857
Units redeemed		(106,341)	(83,034)
Net increase (decrease)		264,806	274,823
Units outstanding, beginning		355,568	80,745
Units outstanding, ending		620,374	355,568

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,048,113
Cost of units redeemed/account charges			(245,206)
Net investment income (loss)			12,564
Net realized gain (loss)			6,055
Realized gain distributions			30,949
Net change in unrealized appreciation (depreciation)			160,898
Net assets			$1,013,373

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.63	620	$1,013	1.25%	40.4%	12/31/2021	$1.65	0	$0	1.00%	40.8%	12/31/2021	$1.66	0	$0	0.75%	41.1%
12/31/2020	1.16	356	414	1.25%	-2.9%	12/31/2020	1.17	0	0	1.00%	-2.6%	12/31/2020	1.18	0	0	0.75%	-2.4%
12/31/2019	1.20	81	97	1.25%	30.0%	12/31/2019	1.20	0	0	1.00%	30.3%	12/31/2019	1.21	0	0	0.75%	30.7%
12/31/2018	0.92	0	0	1.25%	-7.9%	12/31/2018	0.92	0	0	1.00%	-7.8%	12/31/2018	0.92	0	0	0.75%	-7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.67	0	$0	0.50%	41.5%	12/31/2021	$1.69	0	$0	0.25%	41.8%	12/31/2021	$1.70	0	$0	0.00%	42.2%
12/31/2020	1.18	0	0	0.50%	-2.2%	12/31/2020	1.19	0	0	0.25%	-1.9%	12/31/2020	1.20	0	0	0.00%	-1.7%
12/31/2019	1.21	0	0	0.50%	31.0%	12/31/2019	1.21	0	0	0.25%	31.3%	12/31/2019	1.22	0	0	0.00%	31.6%
12/31/2018	0.92	0	0	0.50%	-7.7%	12/31/2018	0.92	0	0	0.25%	-7.6%	12/31/2018	0.92	0	0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	4.4%
2019	3.7%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Realty Shares Fund - 06-3KV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,268	$32,458	422
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$35,280

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,280	21,624	$1.63
Band 100	-	-	1.64
Band 75	-	-	1.66
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.70
Total	$35,280	21,624

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$316
Mortality & expense charges			(175)
Net investment income (loss)			141

Gain (loss) on investments:
Net realized gain (loss)			43
Realized gain distributions			776
Net change in unrealized appreciation (depreciation)			2,810
Net gain (loss)			3,629

Increase (decrease) in net assets from operations			$3,770

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$141	$-
Net realized gain (loss)		43	-
Realized gain distributions		776	-
Net change in unrealized appreciation (depreciation)		2,810	-

Increase (decrease) in net assets from operations		3,770	-

Contract owner transactions:
Proceeds from units sold		31,548	-
Cost of units redeemed		(38)	-
Account charges		-	-
Increase (decrease)		31,510	-
Net increase (decrease)		35,280	-
Net assets, beginning		-	-
Net assets, ending		$35,280	$-

Units sold		21,624	-
Units redeemed		-	-
Net increase (decrease)		21,624	-
Units outstanding, beginning		-	-
Units outstanding, ending		21,624	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,548
Cost of units redeemed/account charges			(38)
Net investment income (loss)			141
Net realized gain (loss)			43
Realized gain distributions			776
Net change in unrealized appreciation (depreciation)			2,810
Net assets			$35,280

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.63	22	$35	1.25%	40.8%	12/31/2021	$1.64	0	$0	1.00%	41.2%	12/31/2021	$1.66	0	$0	0.75%	41.5%
12/31/2020	1.16	0	0	1.25%	-4.1%	12/31/2020	1.17	0	0	1.00%	-3.9%	12/31/2020	1.17	0	0	0.75%	-3.6%
12/31/2019	1.21	0	0	1.25%	31.3%	12/31/2019	1.21	0	0	1.00%	31.6%	12/31/2019	1.22	0	0	0.75%	31.9%
12/31/2018	0.92	0	0	1.25%	-8.0%	12/31/2018	0.92	0	0	1.00%	-7.9%	12/31/2018	0.92	0	0	0.75%	-7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.67	0	$0	0.50%	41.9%	12/31/2021	$1.69	0	$0	0.25%	42.3%	12/31/2021	$1.70	0	$0	0.00%	42.6%
12/31/2020	1.18	0	0	0.50%	-3.4%	12/31/2020	1.19	0	0	0.25%	-3.1%	12/31/2020	1.19	0	0	0.00%	-2.9%
12/31/2019	1.22	0	0	0.50%	32.2%	12/31/2019	1.22	0	0	0.25%	32.6%	12/31/2019	1.23	0	0	0.00%	32.9%
12/31/2018	0.92	0	0	0.50%	-7.8%	12/31/2018	0.92	0	0	0.25%	-7.7%	12/31/2018	0.92	0	0	0.00%	-7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Global Infra A Class - 06-4VC (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	0	$0	1.25%	7.6%	12/31/2021	$1.08	0	$0	1.00%	7.7%	12/31/2021	$1.08	0	$0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	0	$0	0.50%	8.1%	12/31/2021	$1.08	0	$0	0.25%	8.3%	12/31/2021	$1.08	0	$0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Real Est Sec A Class - 06-4VF (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.23
Band 50	-	-	1.23
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	1.25%	22.3%	12/31/2021	$1.23	0	$0	1.00%	22.6%	12/31/2021	$1.23	0	$0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	0.50%	23.0%	12/31/2021	$1.23	0	$0	0.25%	23.2%	12/31/2021	$1.23	0	$0	0.00%	23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund Institutional Class - 06-692

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5	$6	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$5

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5	2	$2.18
Band 100	-	-	2.23
Band 75	-	-	2.29
Band 50	-	-	2.34
Band 25	-	-	2.40
Band 0	-	-	2.46
Total	$5	2

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8
Mortality & expense charges			(16)
Net investment income (loss)			(8)

Gain (loss) on investments:
Net realized gain (loss)			207
Realized gain distributions			45
Net change in unrealized appreciation (depreciation)			(66)
Net gain (loss)			186

Increase (decrease) in net assets from operations			$178

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8)	$(9)
Net realized gain (loss)		207	(1,078)
Realized gain distributions		45	307
Net change in unrealized appreciation (depreciation)		(66)	825

Increase (decrease) in net assets from operations		178	45

Contract owner transactions:
Proceeds from units sold		134	477
Cost of units redeemed		(1,768)	(3,907)
Account charges		-	-
Increase (decrease)		(1,634)	(3,430)
Net increase (decrease)		(1,456)	(3,385)
Net assets, beginning		1,461	4,846
Net assets, ending		$5	$1,461

Units sold		64	304
Units redeemed		(809)	(2,370)
Net increase (decrease)		(745)	(2,066)
Units outstanding, beginning		747	2,813
Units outstanding, ending		2	747

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$112,745
Cost of units redeemed/account charges			(114,271)
Net investment income (loss)			121
Net realized gain (loss)			(9,672)
Realized gain distributions			11,083
Net change in unrealized appreciation (depreciation)			(1)
Net assets			$5

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.18	0	$0	1.25%	11.5%	12/31/2021	$2.23	0	$0	1.00%	11.8%	12/31/2021	$2.29	0	$0	0.75%	12.0%
12/31/2020	1.96	1	1	1.25%	13.6%	12/31/2020	2.00	0	0	1.00%	13.8%	12/31/2020	2.04	0	0	0.75%	14.1%
12/31/2019	1.72	3	5	1.25%	28.3%	12/31/2019	1.76	0	0	1.00%	28.6%	12/31/2019	1.79	0	0	0.75%	28.9%
12/31/2018	1.34	3	4	1.25%	-17.0%	12/31/2018	1.37	0	0	1.00%	-16.8%	12/31/2018	1.39	0	0	0.75%	-16.6%
12/31/2017	1.62	25	41	1.25%	30.6%	12/31/2017	1.64	0	0	1.00%	30.9%	12/31/2017	1.66	0	0	0.75%	31.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.34	0	$0	0.50%	12.3%	12/31/2021	$2.40	0	$0	0.25%	12.6%	12/31/2021	$2.46	0	$0	0.00%	12.9%
12/31/2020	2.09	0	0	0.50%	14.4%	12/31/2020	2.13	0	0	0.25%	14.7%	12/31/2020	2.18	0	0	0.00%	15.0%
12/31/2019	1.82	0	0	0.50%	29.2%	12/31/2019	1.86	0	0	0.25%	29.6%	12/31/2019	1.89	0	0	0.00%	29.9%
12/31/2018	1.41	0	0	0.50%	-16.3%	12/31/2018	1.43	0	0	0.25%	-16.1%	12/31/2018	1.46	0	0	0.00%	-15.9%
12/31/2017	1.69	0	0	0.50%	31.6%	12/31/2017	1.71	0	0	0.25%	31.9%	12/31/2017	1.73	0	0	0.00%	32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	0.9%
2019	2.3%
2018	1.0%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund A Class - 06-693

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,087	$44,731	1,302
Receivables: investments sold	137
Payables: investments purchased	-
Net assets	$43,224

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,224	20,328	$2.13
Band 100	-	-	2.18
Band 75	-	-	2.23
Band 50	-	-	2.29
Band 25	-	-	2.34
Band 0	-	-	2.40
Total	$43,224	20,328

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$404
Mortality & expense charges			(431)
Net investment income (loss)			(27)

Gain (loss) on investments:
Net realized gain (loss)			328
Realized gain distributions			5,238
Net change in unrealized appreciation (depreciation)			(2,178)
Net gain (loss)			3,388

Increase (decrease) in net assets from operations			$3,361

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27)	$(151)
Net realized gain (loss)		328	(1,684)
Realized gain distributions		5,238	2,831
Net change in unrealized appreciation (depreciation)		(2,178)	1,798

Increase (decrease) in net assets from operations		3,361	2,794

Contract owner transactions:
Proceeds from units sold		15,676	8,079
Cost of units redeemed		(3,138)	(4,013)
Account charges		-	-
Increase (decrease)		12,538	4,066
Net increase (decrease)		15,899	6,860
Net assets, beginning		27,325	20,465
Net assets, ending		$43,224	$27,325

Units sold		7,507	5,307
Units redeemed		(1,473)	(3,138)
Net increase (decrease)		6,034	2,169
Units outstanding, beginning		14,294	12,125
Units outstanding, ending		20,328	14,294

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$156,558
Cost of units redeemed/account charges			(123,588)
Net investment income (loss)			(103)
Net realized gain (loss)			(7,302)
Realized gain distributions			19,303
Net change in unrealized appreciation (depreciation)			(1,644)
Net assets			$43,224

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.13	20	$43	1.25%	11.2%	12/31/2021	$2.18	0	$0	1.00%	11.5%	12/31/2021	$2.23	0	$0	0.75%	11.8%
12/31/2020	1.91	14	27	1.25%	13.3%	12/31/2020	1.95	0	0	1.00%	13.5%	12/31/2020	2.00	0	0	0.75%	13.8%
12/31/2019	1.69	12	20	1.25%	28.0%	12/31/2019	1.72	0	0	1.00%	28.3%	12/31/2019	1.75	0	0	0.75%	28.6%
12/31/2018	1.32	14	18	1.25%	-17.2%	12/31/2018	1.34	0	0	1.00%	-17.0%	12/31/2018	1.36	0	0	0.75%	-16.8%
12/31/2017	1.59	11	18	1.25%	30.3%	12/31/2017	1.62	0	0	1.00%	30.6%	12/31/2017	1.64	0	0	0.75%	30.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.29	0	$0	0.50%	12.1%	12/31/2021	$2.34	0	$0	0.25%	12.4%	12/31/2021	$2.40	0	$0	0.00%	12.6%
12/31/2020	2.04	0	0	0.50%	14.1%	12/31/2020	2.08	0	0	0.25%	14.4%	12/31/2020	2.13	0	0	0.00%	14.7%
12/31/2019	1.79	0	0	0.50%	28.9%	12/31/2019	1.82	0	0	0.25%	29.2%	12/31/2019	1.86	0	0	0.00%	29.6%
12/31/2018	1.39	0	0	0.50%	-16.6%	12/31/2018	1.41	0	0	0.25%	-16.3%	12/31/2018	1.43	0	0	0.00%	-16.1%
12/31/2017	1.66	0	0	0.50%	31.3%	12/31/2017	1.68	0	0	0.25%	31.6%	12/31/2017	1.71	0	0	0.00%	31.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	0.4%
2019	1.9%
2018	0.7%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Dividend Income Fund Advisor Class - 06-096

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,428,752	$2,998,283	106,056
Receivables: investments sold	-
Payables: investments purchased	(13,740)
Net assets	$3,415,012

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,415,012	1,605,690	$2.13
Band 100	-	-	2.16
Band 75	-	-	2.20
Band 50	-	-	2.24
Band 25	-	-	2.28
Band 0	-	-	2.32
Total	$3,415,012	1,605,690

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$34,963
Mortality & expense charges			(25,752)
Net investment income (loss)			9,211

Gain (loss) on investments:
Net realized gain (loss)			205,367
Realized gain distributions			47,534
Net change in unrealized appreciation (depreciation)			211,002
Net gain (loss)			463,903

Increase (decrease) in net assets from operations			$473,114

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,211	$8,309
Net realized gain (loss)		205,367	36,850
Realized gain distributions		47,534	-
Net change in unrealized appreciation (depreciation)		211,002	55,718

Increase (decrease) in net assets from operations		473,114	100,877

Contract owner transactions:
Proceeds from units sold		2,357,931	451,614
Cost of units redeemed		(837,062)	(328,681)
Account charges		(911)	(164)
Increase (decrease)		1,519,958	122,769
Net increase (decrease)		1,993,072	223,646
Net assets, beginning		1,421,940	1,198,294
Net assets, ending		$3,415,012	$1,421,940

Units sold		1,203,207	296,561
Units redeemed		(431,292)	(210,631)
Net increase (decrease)		771,915	85,930
Units outstanding, beginning		833,775	747,845
Units outstanding, ending		1,605,690	833,775

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,671,738
Cost of units redeemed/account charges			(11,268,441)
Net investment income (loss)			155,293
Net realized gain (loss)			906,783
Realized gain distributions			519,170
Net change in unrealized appreciation (depreciation)			430,469
Net assets			$3,415,012

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.13	1,606	$3,415	1.25%	24.7%	12/31/2021	$2.16	0	$0	1.00%	25.0%	12/31/2021	$2.20	0	$0	0.75%	25.3%
12/31/2020	1.71	834	1,422	1.25%	6.4%	12/31/2020	1.73	0	0	1.00%	6.7%	12/31/2020	1.76	0	0	0.75%	7.0%
12/31/2019	1.60	748	1,198	1.25%	26.6%	12/31/2019	1.62	0	0	1.00%	26.9%	12/31/2019	1.64	0	0	0.75%	27.2%
12/31/2018	1.27	725	917	1.25%	-5.6%	12/31/2018	1.28	0	0	1.00%	-5.4%	12/31/2018	1.29	0	0	0.75%	-5.1%
12/31/2017	1.34	602	808	1.25%	19.3%	12/31/2017	1.35	0	0	1.00%	19.6%	12/31/2017	1.36	0	0	0.75%	19.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.24	0	$0	0.50%	25.6%	12/31/2021	$2.28	0	$0	0.25%	26.0%	12/31/2021	$2.32	0	$0	0.00%	26.3%
12/31/2020	1.78	0	0	0.50%	7.2%	12/31/2020	1.81	0	0	0.25%	7.5%	12/31/2020	1.84	0	0	0.00%	7.8%
12/31/2019	1.66	0	0	0.50%	27.5%	12/31/2019	1.69	0	0	0.25%	27.8%	12/31/2019	1.71	0	0	0.00%	28.2%
12/31/2018	1.31	0	0	0.50%	-4.9%	12/31/2018	1.32	0	0	0.25%	-4.6%	12/31/2018	1.33	0	0	0.00%	-4.4%
12/31/2017	1.37	0	0	0.50%	20.2%	12/31/2017	1.38	0	0	0.25%	20.5%	12/31/2017	1.39	0	0	0.00%	20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.8%
2019	2.2%
2018	2.3%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Dividend Income Fund A Class - 06-903

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$546,691	$437,008	16,943
Receivables: investments sold	-
Payables: investments purchased	(11,275)
Net assets	$535,416

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$535,416	256,180	$2.09
Band 100	-	-	2.13
Band 75	-	-	2.17
Band 50	-	-	2.20
Band 25	-	-	2.24
Band 0	-	-	2.28
Total	$535,416	256,180

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,756
Mortality & expense charges			(5,438)
Net investment income (loss)			318

Gain (loss) on investments:
Net realized gain (loss)			39,644
Realized gain distributions			7,383
Net change in unrealized appreciation (depreciation)			49,195
Net gain (loss)			96,222

Increase (decrease) in net assets from operations			$96,540

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$318	$1,342
Net realized gain (loss)		39,644	7,584
Realized gain distributions		7,383	-
Net change in unrealized appreciation (depreciation)		49,195	17,000

Increase (decrease) in net assets from operations		96,540	25,926

Contract owner transactions:
Proceeds from units sold		217,497	139,822
Cost of units redeemed		(157,072)	(47,270)
Account charges		(32)	(15)
Increase (decrease)		60,393	92,537
Net increase (decrease)		156,933	118,463
Net assets, beginning		378,483	260,020
Net assets, ending		$535,416	$378,483

Units sold		113,382	91,273
Units redeemed		(82,525)	(30,294)
Net increase (decrease)		30,857	60,979
Units outstanding, beginning		225,323	164,344
Units outstanding, ending		256,180	225,323

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$816,868
Cost of units redeemed/account charges			(480,401)
Net investment income (loss)			4,970
Net realized gain (loss)			56,200
Realized gain distributions			28,096
Net change in unrealized appreciation (depreciation)			109,683
Net assets			$535,416

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.09	256	$535	1.25%	24.4%	12/31/2021	$2.13	0	$0	1.00%	24.7%	12/31/2021	$2.17	0	$0	0.75%	25.0%
12/31/2020	1.68	225	378	1.25%	6.2%	12/31/2020	1.71	0	0	1.00%	6.4%	12/31/2020	1.73	0	0	0.75%	6.7%
12/31/2019	1.58	164	260	1.25%	26.3%	12/31/2019	1.60	0	0	1.00%	26.6%	12/31/2019	1.62	0	0	0.75%	26.9%
12/31/2018	1.25	135	169	1.25%	-5.8%	12/31/2018	1.27	0	0	1.00%	-5.6%	12/31/2018	1.28	0	0	0.75%	-5.3%
12/31/2017	1.33	154	205	1.25%	19.0%	12/31/2017	1.34	0	0	1.00%	19.3%	12/31/2017	1.35	0	0	0.75%	19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.20	0	$0	0.50%	25.4%	12/31/2021	$2.24	0	$0	0.25%	25.7%	12/31/2021	$2.28	0	$0	0.00%	26.0%
12/31/2020	1.76	0	0	0.50%	7.0%	12/31/2020	1.78	0	0	0.25%	7.2%	12/31/2020	1.81	0	0	0.00%	7.5%
12/31/2019	1.64	0	0	0.50%	27.2%	12/31/2019	1.66	0	0	0.25%	27.5%	12/31/2019	1.69	0	0	0.00%	27.8%
12/31/2018	1.29	0	0	0.50%	-5.1%	12/31/2018	1.30	0	0	0.25%	-4.9%	12/31/2018	1.32	0	0	0.00%	-4.6%
12/31/2017	1.36	0	0	0.50%	19.9%	12/31/2017	1.37	0	0	0.25%	20.2%	12/31/2017	1.38	0	0	0.00%	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.6%
2019	1.9%
2018	1.7%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Emerging Markets Bond Fund Institutional Class - 06-444 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.46
Band 50	-	-	1.50
Band 25	-	-	1.54
Band 0	-	-	1.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	1.25%	-3.6%	12/31/2021	$1.42	0	$0	1.00%	-3.4%	12/31/2021	$1.46	0	$0	0.75%	-3.1%
12/31/2020	1.44	0	0	1.25%	6.3%	12/31/2020	1.47	0	0	1.00%	6.6%	12/31/2020	1.51	0	0	0.75%	6.9%
12/31/2019	1.35	0	0	1.25%	10.8%	12/31/2019	1.38	0	0	1.00%	11.0%	12/31/2019	1.41	0	0	0.75%	11.3%
12/31/2018	1.22	0	0	1.25%	-8.9%	12/31/2018	1.25	0	0	1.00%	-8.7%	12/31/2018	1.27	0	0	0.75%	-8.4%
12/31/2017	1.34	0	0	1.25%	11.1%	12/31/2017	1.36	0	0	1.00%	11.4%	12/31/2017	1.38	0	0	0.75%	11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	-2.9%	12/31/2021	$1.54	0	$0	0.25%	-2.6%	12/31/2021	$1.58	0	$0	0.00%	-2.4%
12/31/2020	1.54	0	0	0.50%	7.1%	12/31/2020	1.58	0	0	0.25%	7.4%	12/31/2020	1.62	0	0	0.00%	7.7%
12/31/2019	1.44	0	0	0.50%	11.6%	12/31/2019	1.47	0	0	0.25%	11.9%	12/31/2019	1.50	0	0	0.00%	12.2%
12/31/2018	1.29	0	0	0.50%	-8.2%	12/31/2018	1.31	0	0	0.25%	-8.0%	12/31/2018	1.34	0	0	0.00%	-7.8%
12/31/2017	1.41	0	0	0.50%	12.0%	12/31/2017	1.43	0	0	0.25%	12.2%	12/31/2017	1.45	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Emerging Markets Bond Fund A Class - 06-438

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$104,205	$105,762	9,381
Receivables: investments sold	22
Payables: investments purchased	-
Net assets	$104,227

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$90,123	66,595	$1.35
Band 100	14,104	10,160	1.39
Band 75	-	-	1.42
Band 50	-	-	1.46
Band 25	-	-	1.50
Band 0	-	-	1.54
Total	$104,227	76,755

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,386
Mortality & expense charges			(1,256)
Net investment income (loss)			2,130

Gain (loss) on investments:
Net realized gain (loss)			603
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,465)
Net gain (loss)			(5,862)

Increase (decrease) in net assets from operations			$(3,732)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,130	$1,768
Net realized gain (loss)		603	(194)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(6,465)	4,469

Increase (decrease) in net assets from operations		(3,732)	6,043

Contract owner transactions:
Proceeds from units sold		31,269	2,080
Cost of units redeemed		(29,437)	(1,405)
Account charges		(10)	(19)
Increase (decrease)		1,822	656
Net increase (decrease)		(1,910)	6,699
Net assets, beginning		106,137	99,438
Net assets, ending		$104,227	$106,137

Units sold		22,878	1,628
Units redeemed		(21,198)	(1,181)
Net increase (decrease)		1,680	447
Units outstanding, beginning		75,075	74,628
Units outstanding, ending		76,755	75,075

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$566,421
Cost of units redeemed/account charges			(479,864)
Net investment income (loss)			19,984
Net realized gain (loss)			(1,377)
Realized gain distributions			620
Net change in unrealized appreciation (depreciation)			(1,557)
Net assets			$104,227

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	67	$90	1.25%	-3.9%	12/31/2021	$1.39	10	$14	1.00%	-3.6%	12/31/2021	$1.42	0	$0	0.75%	-3.4%
12/31/2020	1.41	61	86	1.25%	6.1%	12/31/2020	1.44	14	20	1.00%	6.3%	12/31/2020	1.47	0	0	0.75%	6.6%
12/31/2019	1.33	59	79	1.25%	10.5%	12/31/2019	1.35	15	21	1.00%	10.8%	12/31/2019	1.38	0	0	0.75%	11.1%
12/31/2018	1.20	61	74	1.25%	-9.1%	12/31/2018	1.22	16	20	1.00%	-8.9%	12/31/2018	1.24	0	0	0.75%	-8.7%
12/31/2017	1.32	65	86	1.25%	10.8%	12/31/2017	1.34	21	28	1.00%	11.0%	12/31/2017	1.36	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	0.50%	-3.1%	12/31/2021	$1.50	0	$0	0.25%	-2.9%	12/31/2021	$1.54	0	$0	0.00%	-2.6%
12/31/2020	1.51	0	0	0.50%	6.9%	12/31/2020	1.54	0	0	0.25%	7.1%	12/31/2020	1.58	0	0	0.00%	7.4%
12/31/2019	1.41	0	0	0.50%	11.3%	12/31/2019	1.44	0	0	0.25%	11.6%	12/31/2019	1.47	0	0	0.00%	11.9%
12/31/2018	1.27	0	0	0.50%	-8.5%	12/31/2018	1.29	0	0	0.25%	-8.2%	12/31/2018	1.31	0	0	0.00%	-8.0%
12/31/2017	1.38	0	0	0.50%	11.6%	12/31/2017	1.41	0	0	0.25%	11.9%	12/31/2017	1.43	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.2%
2020	2.9%
2019	3.5%
2018	4.6%
2017	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Mid Cap Index Fund A Class - 06-334

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,490,494	$18,836,438	1,189,873
Receivables: investments sold	-
Payables: investments purchased	(12,771)
Net assets	$20,477,723

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,403,376	6,342,706	$3.22
Band 100	-	-	3.33
Band 75	-	-	3.45
Band 50	-	-	3.58
Band 25	-	-	3.71
Band 0	74,347	19,369	3.84
Total	$20,477,723	6,362,075

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$148,012
Mortality & expense charges			(272,671)
Net investment income (loss)			(124,659)

Gain (loss) on investments:
Net realized gain (loss)			2,838,464
Realized gain distributions			3,125,442
Net change in unrealized appreciation (depreciation)			(860,756)
Net gain (loss)			5,103,150

Increase (decrease) in net assets from operations			$4,978,491

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(124,659)	$(41,116)
Net realized gain (loss)		2,838,464	(703,378)
Realized gain distributions		3,125,442	2,192,212
Net change in unrealized appreciation (depreciation)		(860,756)	1,344,126

Increase (decrease) in net assets from operations		4,978,491	2,791,844

Contract owner transactions:
Proceeds from units sold		5,705,004	10,250,580
Cost of units redeemed		(17,374,662)	(15,228,899)
Account charges		(18,748)	(35,772)
Increase (decrease)		(11,688,406)	(5,014,091)
Net increase (decrease)		(6,709,915)	(2,222,247)
Net assets, beginning		27,187,638	29,409,885
Net assets, ending		$20,477,723	$27,187,638

Units sold		1,927,879	4,950,204
Units redeemed		(5,929,996)	(7,018,063)
Net increase (decrease)		(4,002,117)	(2,067,859)
Units outstanding, beginning		10,364,192	12,432,051
Units outstanding, ending		6,362,075	10,364,192

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$113,681,159
Cost of units redeemed/account charges			(117,996,923)
Net investment income (loss)			(499,199)
Net realized gain (loss)			6,123,838
Realized gain distributions			17,514,792
Net change in unrealized appreciation (depreciation)			1,654,056
Net assets			$20,477,723

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.22	6,343	$20,403	1.25%	22.7%	12/31/2021	$3.33	0	$0	1.00%	23.0%	12/31/2021	$3.45	0	$0	0.75%	23.3%
12/31/2020	2.62	10,348	27,139	1.25%	11.7%	12/31/2020	2.71	0	0	1.00%	12.0%	12/31/2020	2.80	0	0	0.75%	12.3%
12/31/2019	2.35	11,862	27,852	1.25%	24.1%	12/31/2019	2.42	0	0	1.00%	24.4%	12/31/2019	2.49	0	0	0.75%	24.7%
12/31/2018	1.89	14,675	27,765	1.25%	-12.7%	12/31/2018	1.95	0	0	1.00%	-12.5%	12/31/2018	2.00	0	0	0.75%	-12.2%
12/31/2017	2.17	17,844	38,664	1.25%	14.3%	12/31/2017	2.22	0	0	1.00%	14.5%	12/31/2017	2.28	0	0	0.75%	14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.58	0	$0	0.50%	23.6%	12/31/2021	$3.71	0	$0	0.25%	23.9%	12/31/2021	$3.84	19	$74	0.00%	24.2%
12/31/2020	2.89	0	0	0.50%	12.5%	12/31/2020	2.99	0	0	0.25%	12.8%	12/31/2020	3.09	16	49	0.00%	13.1%
12/31/2019	2.57	0	0	0.50%	25.0%	12/31/2019	2.65	0	0	0.25%	25.3%	12/31/2019	2.73	570	1,557	0.00%	25.7%
12/31/2018	2.06	0	0	0.50%	-12.0%	12/31/2018	2.11	0	0	0.25%	-11.8%	12/31/2018	2.17	584	1,269	0.00%	-11.6%
12/31/2017	2.34	0	0	0.50%	15.1%	12/31/2017	2.40	0	0	0.25%	15.4%	12/31/2017	2.46	570	1,401	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.9%
2019	1.3%
2018	1.0%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Communications and Information Fund Institutional Cl - 06-443

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$172,958	$121,358	1,169
Receivables: investments sold	45
Payables: investments purchased	-
Net assets	$173,003

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$173,003	23,774	$7.28
Band 100	-	-	7.46
Band 75	-	-	7.66
Band 50	-	-	7.86
Band 25	-	-	8.06
Band 0	-	-	8.27
Total	$173,003	23,774

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,630)
Net investment income (loss)			(1,630)

Gain (loss) on investments:
Net realized gain (loss)			604
Realized gain distributions			15,910
Net change in unrealized appreciation (depreciation)			26,306
Net gain (loss)			42,820

Increase (decrease) in net assets from operations			$41,190

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,630)	$(542)
Net realized gain (loss)		604	2,203
Realized gain distributions		15,910	7,671
Net change in unrealized appreciation (depreciation)		26,306	17,245

Increase (decrease) in net assets from operations		41,190	26,577

Contract owner transactions:
Proceeds from units sold		38,050	8,985
Cost of units redeemed		(170)	(22,548)
Account charges		-	(1)
Increase (decrease)		37,880	(13,564)
Net increase (decrease)		79,070	13,013
Net assets, beginning		93,933	80,920
Net assets, ending		$173,003	$93,933

Units sold		6,045	2,226
Units redeemed		(26)	(6,321)
Net increase (decrease)		6,019	(4,095)
Units outstanding, beginning		17,755	21,850
Units outstanding, ending		23,774	17,755

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,543,969
Cost of units redeemed/account charges			(10,151,490)
Net investment income (loss)			(103,575)
Net realized gain (loss)			422,338
Realized gain distributions			410,161
Net change in unrealized appreciation (depreciation)			51,600
Net assets			$173,003

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.28	24	$173	1.25%	37.5%	12/31/2021	$7.46	0	$0	1.00%	37.9%	12/31/2021	$7.66	0	$0	0.75%	38.2%
12/31/2020	5.29	18	94	1.25%	42.9%	12/31/2020	5.41	0	0	1.00%	43.2%	12/31/2020	5.54	0	0	0.75%	43.6%
12/31/2019	3.70	22	81	1.25%	52.4%	12/31/2019	3.78	0	0	1.00%	52.8%	12/31/2019	3.86	0	0	0.75%	53.2%
12/31/2018	2.43	300	729	1.25%	-8.7%	12/31/2018	2.47	0	0	1.00%	-8.5%	12/31/2018	2.52	0	0	0.75%	-8.2%
12/31/2017	2.66	244	650	1.25%	32.7%	12/31/2017	2.70	0	0	1.00%	33.1%	12/31/2017	2.75	0	0	0.75%	33.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.86	0	$0	0.50%	38.6%	12/31/2021	$8.06	0	$0	0.25%	38.9%	12/31/2021	$8.27	0	$0	0.00%	39.3%
12/31/2020	5.67	0	0	0.50%	43.9%	12/31/2020	5.80	0	0	0.25%	44.3%	12/31/2020	5.93	0	0	0.00%	44.7%
12/31/2019	3.94	0	0	0.50%	53.5%	12/31/2019	4.02	0	0	0.25%	53.9%	12/31/2019	4.10	0	0	0.00%	54.3%
12/31/2018	2.56	0	0	0.50%	-8.0%	12/31/2018	2.61	0	0	0.25%	-7.8%	12/31/2018	2.66	0	0	0.00%	-7.5%
12/31/2017	2.79	0	0	0.50%	33.7%	12/31/2017	2.83	0	0	0.25%	34.1%	12/31/2017	2.88	0	0	0.00%	34.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.4%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Communications and Information Fund Advisor Class - 06-869

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,128,665	$1,032,938	9,117
Receivables: investments sold	43
Payables: investments purchased	-
Net assets	$1,128,708

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,128,708	177,471	$6.36
Band 100	-	-	6.50
Band 75	-	-	6.65
Band 50	-	-	6.79
Band 25	-	-	6.94
Band 0	-	-	7.10
Total	$1,128,708	177,471

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(21,796)
Net investment income (loss)			(21,796)

Gain (loss) on investments:
Net realized gain (loss)			704,653
Realized gain distributions			138,514
Net change in unrealized appreciation (depreciation)			(284,859)
Net gain (loss)			558,308

Increase (decrease) in net assets from operations			$536,512

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,796)	$(9,004)
Net realized gain (loss)		704,653	98,857
Realized gain distributions		138,514	152,773
Net change in unrealized appreciation (depreciation)		(284,859)	253,595

Increase (decrease) in net assets from operations		536,512	496,221

Contract owner transactions:
Proceeds from units sold		492,900	370,256
Cost of units redeemed		(1,551,178)	(862,975)
Account charges		(221)	(120)
Increase (decrease)		(1,058,499)	(492,839)
Net increase (decrease)		(521,987)	3,382
Net assets, beginning		1,650,695	1,647,313
Net assets, ending		$1,128,708	$1,650,695

Units sold		117,907	101,660
Units redeemed		(297,449)	(253,606)
Net increase (decrease)		(179,542)	(151,946)
Units outstanding, beginning		357,013	508,959
Units outstanding, ending		177,471	357,013

* Date of Fund Inception into Variable Account: 3 /14 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,523,342
Cost of units redeemed/account charges			(4,060,391)
Net investment income (loss)			(85,361)
Net realized gain (loss)			836,993
Realized gain distributions			818,398
Net change in unrealized appreciation (depreciation)			95,727
Net assets			$1,128,708

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.36	177	$1,129	1.25%	37.6%	12/31/2021	$6.50	0	$0	1.00%	37.9%	12/31/2021	$6.65	0	$0	0.75%	38.2%
12/31/2020	4.62	357	1,651	1.25%	42.9%	12/31/2020	4.71	0	0	1.00%	43.2%	12/31/2020	4.81	0	0	0.75%	43.6%
12/31/2019	3.24	509	1,647	1.25%	52.4%	12/31/2019	3.29	0	0	1.00%	52.8%	12/31/2019	3.35	0	0	0.75%	53.2%
12/31/2018	2.12	582	1,236	1.25%	-8.7%	12/31/2018	2.15	0	0	1.00%	-8.5%	12/31/2018	2.19	0	0	0.75%	-8.2%
12/31/2017	2.33	517	1,203	1.25%	32.7%	12/31/2017	2.35	0	0	1.00%	33.0%	12/31/2017	2.38	0	0	0.75%	33.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.79	0	$0	0.50%	38.6%	12/31/2021	$6.94	0	$0	0.25%	38.9%	12/31/2021	$7.10	0	$0	0.00%	39.3%
12/31/2020	4.90	0	0	0.50%	43.9%	12/31/2020	5.00	0	0	0.25%	44.3%	12/31/2020	5.10	0	0	0.00%	44.6%
12/31/2019	3.41	0	0	0.50%	53.6%	12/31/2019	3.46	0	0	0.25%	53.9%	12/31/2019	3.52	0	0	0.00%	54.3%
12/31/2018	2.22	0	0	0.50%	-8.0%	12/31/2018	2.25	0	0	0.25%	-7.8%	12/31/2018	2.28	0	0	0.00%	-7.5%
12/31/2017	2.41	0	0	0.50%	33.7%	12/31/2017	2.44	0	0	0.25%	34.0%	12/31/2017	2.47	0	0	0.00%	34.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.5%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Communications and Information Fund A Class - 06-441

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,152,734	$1,886,250	16,539
Receivables: investments sold	-
Payables: investments purchased	(10,651)
Net assets	$2,142,083

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,676,138	236,294	$7.09
Band 100	465,945	64,034	7.28
Band 75	-	-	7.46
Band 50	-	-	7.66
Band 25	-	-	7.85
Band 0	-	-	8.06
Total	$2,142,083	300,328

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(17,958)
Net investment income (loss)			(17,958)

Gain (loss) on investments:
Net realized gain (loss)			300,095
Realized gain distributions			209,965
Net change in unrealized appreciation (depreciation)			(14,067)
Net gain (loss)			495,993

Increase (decrease) in net assets from operations			$478,035

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,958)	$(7,768)
Net realized gain (loss)		300,095	140,591
Realized gain distributions		209,965	109,640
Net change in unrealized appreciation (depreciation)		(14,067)	166,711

Increase (decrease) in net assets from operations		478,035	409,174

Contract owner transactions:
Proceeds from units sold		1,330,122	422,340
Cost of units redeemed		(903,874)	(746,566)
Account charges		(395)	(255)
Increase (decrease)		425,853	(324,481)
Net increase (decrease)		903,888	84,693
Net assets, beginning		1,238,195	1,153,502
Net assets, ending		$2,142,083	$1,238,195

Units sold		213,612	108,611
Units redeemed		(149,741)	(186,759)
Net increase (decrease)		63,871	(78,148)
Units outstanding, beginning		236,457	314,605
Units outstanding, ending		300,328	236,457

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,444,657
Cost of units redeemed/account charges			(5,951,010)
Net investment income (loss)			(81,422)
Net realized gain (loss)			673,255
Realized gain distributions			790,119
Net change in unrealized appreciation (depreciation)			266,484
Net assets			$2,142,083

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.09	236	$1,676	1.25%	37.2%	12/31/2021	$7.28	64	$466	1.00%	37.5%	12/31/2021	$7.46	0	$0	0.75%	37.9%
12/31/2020	5.17	162	835	1.25%	42.5%	12/31/2020	5.29	62	327	1.00%	42.9%	12/31/2020	5.41	0	0	0.75%	43.2%
12/31/2019	3.63	205	743	1.25%	52.0%	12/31/2019	3.70	98	362	1.00%	52.4%	12/31/2019	3.78	0	0	0.75%	52.8%
12/31/2018	2.39	174	416	1.25%	-8.9%	12/31/2018	2.43	104	253	1.00%	-8.7%	12/31/2018	2.47	0	0	0.75%	-8.5%
12/31/2017	2.62	282	739	1.25%	32.4%	12/31/2017	2.66	122	325	1.00%	32.7%	12/31/2017	2.70	0	0	0.75%	33.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.66	0	$0	0.50%	38.2%	12/31/2021	$7.85	0	$0	0.25%	38.6%	12/31/2021	$8.06	0	$0	0.00%	38.9%
12/31/2020	5.54	0	0	0.50%	43.6%	12/31/2020	5.67	0	0	0.25%	43.9%	12/31/2020	5.80	13	76	0.00%	44.3%
12/31/2019	3.86	0	0	0.50%	53.2%	12/31/2019	3.94	0	0	0.25%	53.5%	12/31/2019	4.02	12	49	0.00%	53.9%
12/31/2018	2.52	0	0	0.50%	-8.2%	12/31/2018	2.56	0	0	0.25%	-8.0%	12/31/2018	2.61	15	38	0.00%	-7.8%
12/31/2017	2.74	0	0	0.50%	33.4%	12/31/2017	2.79	0	0	0.25%	33.7%	12/31/2017	2.83	15	42	0.00%	34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.4%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Contrarian Core Fund Advisor Class - 06-095

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,838	$21,648	816
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$27,838

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,838	11,628	$2.39
Band 100	-	-	2.44
Band 75	-	-	2.48
Band 50	-	-	2.52
Band 25	-	-	2.57
Band 0	-	-	2.61
Total	$27,838	11,628

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$117
Mortality & expense charges			(703)
Net investment income (loss)			(586)

Gain (loss) on investments:
Net realized gain (loss)			14,307
Realized gain distributions			3,158
Net change in unrealized appreciation (depreciation)			(5,832)
Net gain (loss)			11,633

Increase (decrease) in net assets from operations			$11,047

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(586)	$(215)
Net realized gain (loss)		14,307	2,266
Realized gain distributions		3,158	3,669
Net change in unrealized appreciation (depreciation)		(5,832)	4,333

Increase (decrease) in net assets from operations		11,047	10,053

Contract owner transactions:
Proceeds from units sold		404	1,160
Cost of units redeemed		(41,966)	(17,583)
Account charges		-	-
Increase (decrease)		(41,562)	(16,423)
Net increase (decrease)		(30,515)	(6,370)
Net assets, beginning		58,353	64,723
Net assets, ending		$27,838	$58,353

Units sold		184	728
Units redeemed		(18,475)	(10,888)
Net increase (decrease)		(18,291)	(10,160)
Units outstanding, beginning		29,919	40,079
Units outstanding, ending		11,628	29,919

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$580,154
Cost of units redeemed/account charges			(672,883)
Net investment income (loss)			(5,183)
Net realized gain (loss)			69,672
Realized gain distributions			49,888
Net change in unrealized appreciation (depreciation)			6,190
Net assets			$27,838

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.39	12	$28	1.25%	22.8%	12/31/2021	$2.44	0	$0	1.00%	23.1%	12/31/2021	$2.48	0	$0	0.75%	23.4%
12/31/2020	1.95	30	58	1.25%	20.8%	12/31/2020	1.98	0	0	1.00%	21.1%	12/31/2020	2.01	0	0	0.75%	21.4%
12/31/2019	1.61	40	65	1.25%	31.3%	12/31/2019	1.64	0	0	1.00%	31.6%	12/31/2019	1.66	0	0	0.75%	32.0%
12/31/2018	1.23	237	291	1.25%	-10.1%	12/31/2018	1.24	0	0	1.00%	-9.9%	12/31/2018	1.25	0	0	0.75%	-9.7%
12/31/2017	1.37	358	490	1.25%	20.2%	12/31/2017	1.38	0	0	1.00%	20.5%	12/31/2017	1.39	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.52	0	$0	0.50%	23.7%	12/31/2021	$2.57	0	$0	0.25%	24.0%	12/31/2021	$2.61	0	$0	0.00%	24.3%
12/31/2020	2.04	0	0	0.50%	21.7%	12/31/2020	2.07	0	0	0.25%	22.0%	12/31/2020	2.10	0	0	0.00%	22.3%
12/31/2019	1.68	0	0	0.50%	32.3%	12/31/2019	1.70	0	0	0.25%	32.6%	12/31/2019	1.72	0	0	0.00%	33.0%
12/31/2018	1.27	0	0	0.50%	-9.4%	12/31/2018	1.28	0	0	0.25%	-9.2%	12/31/2018	1.29	0	0	0.00%	-9.0%
12/31/2017	1.40	0	0	0.50%	21.1%	12/31/2017	1.41	0	0	0.25%	21.4%	12/31/2017	1.42	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.7%
2019	0.4%
2018	0.9%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Mid Cap Value Fund Advisor Class - 06-098

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$941,450	$864,663	62,763
Receivables: investments sold	-
Payables: investments purchased	(21,332)
Net assets	$920,118

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$920,118	484,049	$1.90
Band 100	-	-	1.93
Band 75	-	-	1.97
Band 50	-	-	2.00
Band 25	-	-	2.04
Band 0	-	-	2.07
Total	$920,118	484,049

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,147
Mortality & expense charges			(9,556)
Net investment income (loss)			(5,409)

Gain (loss) on investments:
Net realized gain (loss)			50,927
Realized gain distributions			68,925
Net change in unrealized appreciation (depreciation)			86,478
Net gain (loss)			206,330

Increase (decrease) in net assets from operations			$200,921

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,409)	$(1,328)
Net realized gain (loss)		50,927	(7,255)
Realized gain distributions		68,925	12,675
Net change in unrealized appreciation (depreciation)		86,478	46,922

Increase (decrease) in net assets from operations		200,921	51,014

Contract owner transactions:
Proceeds from units sold		580,483	87,519
Cost of units redeemed		(430,816)	(45,363)
Account charges		(552)	(311)
Increase (decrease)		149,115	41,845
Net increase (decrease)		350,036	92,859
Net assets, beginning		570,082	477,223
Net assets, ending		$920,118	$570,082

Units sold		344,493	80,988
Units redeemed		(251,958)	(35,308)
Net increase (decrease)		92,535	45,680
Units outstanding, beginning		391,514	345,834
Units outstanding, ending		484,049	391,514

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,194,398
Cost of units redeemed/account charges			(616,224)
Net investment income (loss)			(9,093)
Net realized gain (loss)			33,791
Realized gain distributions			240,459
Net change in unrealized appreciation (depreciation)			76,787
Net assets			$920,118

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.90	484	$920	1.25%	30.5%	12/31/2021	$1.93	0	$0	1.00%	30.9%	12/31/2021	$1.97	0	$0	0.75%	31.2%
12/31/2020	1.46	392	570	1.25%	5.5%	12/31/2020	1.48	0	0	1.00%	5.8%	12/31/2020	1.50	0	0	0.75%	6.0%
12/31/2019	1.38	346	477	1.25%	30.0%	12/31/2019	1.40	0	0	1.00%	30.3%	12/31/2019	1.41	0	0	0.75%	30.6%
12/31/2018	1.06	309	328	1.25%	-14.3%	12/31/2018	1.07	0	0	1.00%	-14.1%	12/31/2018	1.08	0	0	0.75%	-13.9%
12/31/2017	1.24	264	328	1.25%	12.1%	12/31/2017	1.25	0	0	1.00%	12.4%	12/31/2017	1.26	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.00	0	$0	0.50%	31.5%	12/31/2021	$2.04	0	$0	0.25%	31.9%	12/31/2021	$2.07	0	$0	0.00%	32.2%
12/31/2020	1.52	0	0	0.50%	6.3%	12/31/2020	1.55	0	0	0.25%	6.6%	12/31/2020	1.57	0	0	0.00%	6.8%
12/31/2019	1.43	0	0	0.50%	31.0%	12/31/2019	1.45	0	0	0.25%	31.3%	12/31/2019	1.47	0	0	0.00%	31.6%
12/31/2018	1.09	0	0	0.50%	-13.7%	12/31/2018	1.10	0	0	0.25%	-13.5%	12/31/2018	1.12	0	0	0.00%	-13.2%
12/31/2017	1.27	0	0	0.50%	13.0%	12/31/2017	1.28	0	0	0.25%	13.3%	12/31/2017	1.29	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.9%
2019	1.2%
2018	0.7%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Cap Value Fund Advisor Class - 06-099

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$250,992	$206,894	7,708
Receivables: investments sold	-
Payables: investments purchased	(379)
Net assets	$250,613

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$250,613	125,524	$2.00
Band 100	-	-	2.03
Band 75	-	-	2.07
Band 50	-	-	2.10
Band 25	-	-	2.14
Band 0	-	-	2.18
Total	$250,613	125,524

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,635
Mortality & expense charges			(2,799)
Net investment income (loss)			1,836

Gain (loss) on investments:
Net realized gain (loss)			513
Realized gain distributions			9,058
Net change in unrealized appreciation (depreciation)			35,870
Net gain (loss)			45,441

Increase (decrease) in net assets from operations			$47,277

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,836	$2,148
Net realized gain (loss)		513	(2,746)
Realized gain distributions		9,058	8,373
Net change in unrealized appreciation (depreciation)		35,870	(1,097)

Increase (decrease) in net assets from operations		47,277	6,678

Contract owner transactions:
Proceeds from units sold		19,550	12,005
Cost of units redeemed		(613)	(17,436)
Account charges		(135)	(84)
Increase (decrease)		18,802	(5,515)
Net increase (decrease)		66,079	1,163
Net assets, beginning		184,534	183,371
Net assets, ending		$250,613	$184,534

Units sold		10,301	8,958
Units redeemed		(379)	(14,072)
Net increase (decrease)		9,922	(5,114)
Units outstanding, beginning		115,602	120,716
Units outstanding, ending		125,524	115,602

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$18,560,121
Cost of units redeemed/account charges			(20,054,684)
Net investment income (loss)			30,820
Net realized gain (loss)			899,956
Realized gain distributions			770,302
Net change in unrealized appreciation (depreciation)			44,098
Net assets			$250,613

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.00	126	$251	1.25%	25.1%	12/31/2021	$2.03	0	$0	1.00%	25.4%	12/31/2021	$2.07	0	$0	0.75%	25.7%
12/31/2020	1.60	116	185	1.25%	5.1%	12/31/2020	1.62	0	0	1.00%	5.3%	12/31/2020	1.64	0	0	0.75%	5.6%
12/31/2019	1.52	121	183	1.25%	25.3%	12/31/2019	1.54	0	0	1.00%	25.6%	12/31/2019	1.56	0	0	0.75%	25.9%
12/31/2018	1.21	3,828	4,641	1.25%	-13.2%	12/31/2018	1.22	0	0	1.00%	-13.0%	12/31/2018	1.24	0	0	0.75%	-12.7%
12/31/2017	1.40	12,437	17,366	1.25%	18.9%	12/31/2017	1.41	0	0	1.00%	19.2%	12/31/2017	1.42	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.10	0	$0	0.50%	26.0%	12/31/2021	$2.14	0	$0	0.25%	26.3%	12/31/2021	$2.18	0	$0	0.00%	26.6%
12/31/2020	1.67	0	0	0.50%	5.9%	12/31/2020	1.69	0	0	0.25%	6.1%	12/31/2020	1.72	0	0	0.00%	6.4%
12/31/2019	1.58	0	0	0.50%	26.2%	12/31/2019	1.60	0	0	0.25%	26.6%	12/31/2019	1.62	0	0	0.00%	26.9%
12/31/2018	1.25	0	0	0.50%	-12.5%	12/31/2018	1.26	0	0	0.25%	-12.3%	12/31/2018	1.27	0	0	0.00%	-12.1%
12/31/2017	1.43	0	0	0.50%	19.8%	12/31/2017	1.44	0	0	0.25%	20.1%	12/31/2017	1.45	0	0	0.00%	20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	2.3%
2019	0.1%
2018	0.8%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Contrarian Core Fund A Class - 06-902

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,504	$31,011	1,013
Receivables: investments sold	-
Payables: investments purchased	(115)
Net assets	$33,389

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,389	14,192	$2.35
Band 100	-	-	2.39
Band 75	-	-	2.44
Band 50	-	-	2.48
Band 25	-	-	2.52
Band 0	-	-	2.57
Total	$33,389	14,192

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$67
Mortality & expense charges			(380)
Net investment income (loss)			(313)

Gain (loss) on investments:
Net realized gain (loss)			1,627
Realized gain distributions			3,871
Net change in unrealized appreciation (depreciation)			945
Net gain (loss)			6,443

Increase (decrease) in net assets from operations			$6,130

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(313)	$(3,888)
Net realized gain (loss)		1,627	82,651
Realized gain distributions		3,871	1,540
Net change in unrealized appreciation (depreciation)		945	(24,295)

Increase (decrease) in net assets from operations		6,130	56,008

Contract owner transactions:
Proceeds from units sold		10,135	89,288
Cost of units redeemed		(7,319)	(450,827)
Account charges		(51)	(60)
Increase (decrease)		2,765	(361,599)
Net increase (decrease)		8,895	(305,591)
Net assets, beginning		24,494	330,085
Net assets, ending		$33,389	$24,494

Units sold		4,676	54,759
Units redeemed		(3,235)	(249,000)
Net increase (decrease)		1,441	(194,241)
Units outstanding, beginning		12,751	206,992
Units outstanding, ending		14,192	12,751

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,676,808
Cost of units redeemed/account charges			(1,894,710)
Net investment income (loss)			(3,241)
Net realized gain (loss)			158,924
Realized gain distributions			93,115
Net change in unrealized appreciation (depreciation)			2,493
Net assets			$33,389

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.35	14	$33	1.25%	22.5%	12/31/2021	$2.39	0	$0	1.00%	22.8%	12/31/2021	$2.44	0	$0	0.75%	23.1%
12/31/2020	1.92	13	24	1.25%	20.5%	12/31/2020	1.95	0	0	1.00%	20.8%	12/31/2020	1.98	0	0	0.75%	21.1%
12/31/2019	1.59	207	330	1.25%	31.0%	12/31/2019	1.61	0	0	1.00%	31.3%	12/31/2019	1.63	0	0	0.75%	31.6%
12/31/2018	1.22	200	244	1.25%	-10.3%	12/31/2018	1.23	0	0	1.00%	-10.1%	12/31/2018	1.24	0	0	0.75%	-9.9%
12/31/2017	1.36	308	419	1.25%	19.9%	12/31/2017	1.37	0	0	1.00%	20.2%	12/31/2017	1.38	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.48	0	$0	0.50%	23.4%	12/31/2021	$2.52	0	$0	0.25%	23.7%	12/31/2021	$2.57	0	$0	0.00%	24.0%
12/31/2020	2.01	0	0	0.50%	21.4%	12/31/2020	2.04	0	0	0.25%	21.7%	12/31/2020	2.07	0	0	0.00%	22.0%
12/31/2019	1.66	0	0	0.50%	31.9%	12/31/2019	1.68	0	0	0.25%	32.3%	12/31/2019	1.70	0	0	0.00%	32.6%
12/31/2018	1.25	0	0	0.50%	-9.7%	12/31/2018	1.27	0	0	0.25%	-9.4%	12/31/2018	1.28	167	213	0.00%	-9.2%
12/31/2017	1.39	0	0	0.50%	20.8%	12/31/2017	1.40	0	0	0.25%	21.1%	12/31/2017	1.41	161	227	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.1%
2019	0.7%
2018	0.8%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Mid Cap Value Fund A Class - 06-911

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.87
Band 100	-	-	1.90
Band 75	-	-	1.94
Band 50	-	-	1.97
Band 25	-	-	2.00
Band 0	-	-	2.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(250)
Net realized gain (loss)		-	(11,170)
Realized gain distributions		-	2,580
Net change in unrealized appreciation (depreciation)		-	(1,338)

Increase (decrease) in net assets from operations		-	(10,178)

Contract owner transactions:
Proceeds from units sold		-	4,743
Cost of units redeemed		-	(97,574)
Account charges		-	-
Increase (decrease)		-	(92,831)
Net increase (decrease)		-	(103,009)
Net assets, beginning		-	103,009
Net assets, ending		$-	$-

Units sold		-	4,202
Units redeemed		-	(79,722)
Net increase (decrease)		-	(75,520)
Units outstanding, beginning		-	75,520
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$104,211
Cost of units redeemed/account charges			(97,574)
Net investment income (loss)			(127)
Net realized gain (loss)			(11,170)
Realized gain distributions			4,660
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.87	0	$0	1.25%	30.3%	12/31/2021	$1.90	0	$0	1.00%	30.6%	12/31/2021	$1.94	0	$0	0.75%	31.0%
12/31/2020	1.43	0	0	1.25%	5.2%	12/31/2020	1.46	0	0	1.00%	5.4%	12/31/2020	1.48	0	0	0.75%	5.7%
12/31/2019	1.36	76	103	1.25%	29.7%	12/31/2019	1.38	0	0	1.00%	30.0%	12/31/2019	1.40	0	0	0.75%	30.3%
12/31/2018	1.05	0	0	1.25%	-14.5%	12/31/2018	1.06	0	0	1.00%	-14.3%	12/31/2018	1.07	0	0	0.75%	-14.1%
12/31/2017	1.23	0	0	1.25%	11.9%	12/31/2017	1.24	0	0	1.00%	12.2%	12/31/2017	1.25	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	0	$0	0.50%	31.3%	12/31/2021	$2.00	0	$0	0.25%	31.6%	12/31/2021	$2.04	0	$0	0.00%	32.0%
12/31/2020	1.50	0	0	0.50%	6.0%	12/31/2020	1.52	0	0	0.25%	6.2%	12/31/2020	1.55	0	0	0.00%	6.5%
12/31/2019	1.42	0	0	0.50%	30.6%	12/31/2019	1.43	0	0	0.25%	31.0%	12/31/2019	1.45	0	0	0.00%	31.3%
12/31/2018	1.08	0	0	0.50%	-13.9%	12/31/2018	1.09	0	0	0.25%	-13.7%	12/31/2018	1.11	0	0	0.00%	-13.5%
12/31/2017	1.26	0	0	0.50%	12.8%	12/31/2017	1.27	0	0	0.25%	13.0%	12/31/2017	1.28	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.2%
2019	0.5%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Cap Value Fund A Class - 06-912

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,818	$33,178	1,034
Receivables: investments sold	-
Payables: investments purchased	(241)
Net assets	$31,577

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,577	16,094	$1.96
Band 100	-	-	2.00
Band 75	-	-	2.03
Band 50	-	-	2.07
Band 25	-	-	2.10
Band 0	-	-	2.14
Total	$31,577	16,094

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$548
Mortality & expense charges			(502)
Net investment income (loss)			46

Gain (loss) on investments:
Net realized gain (loss)			5,606
Realized gain distributions			1,222
Net change in unrealized appreciation (depreciation)			(2,452)
Net gain (loss)			4,376

Increase (decrease) in net assets from operations			$4,422

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$46	$312
Net realized gain (loss)		5,606	(13)
Realized gain distributions		1,222	1,343
Net change in unrealized appreciation (depreciation)		(2,452)	(265)

Increase (decrease) in net assets from operations		4,422	1,377

Contract owner transactions:
Proceeds from units sold		42,526	886
Cost of units redeemed		(43,464)	-
Account charges		(62)	(21)
Increase (decrease)		(1,000)	865
Net increase (decrease)		3,422	2,242
Net assets, beginning		28,155	25,913
Net assets, ending		$31,577	$28,155

Units sold		21,884	651
Units redeemed		(23,698)	(16)
Net increase (decrease)		(1,814)	635
Units outstanding, beginning		17,908	17,273
Units outstanding, ending		16,094	17,908

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$123,320
Cost of units redeemed/account charges			(100,987)
Net investment income (loss)			1,048
Net realized gain (loss)			3,550
Realized gain distributions			6,006
Net change in unrealized appreciation (depreciation)			(1,360)
Net assets			$31,577

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.96	16	$32	1.25%	24.8%	12/31/2021	$2.00	0	$0	1.00%	25.1%	12/31/2021	$2.03	0	$0	0.75%	25.4%
12/31/2020	1.57	18	28	1.25%	4.8%	12/31/2020	1.60	0	0	1.00%	5.1%	12/31/2020	1.62	0	0	0.75%	5.3%
12/31/2019	1.50	17	26	1.25%	25.0%	12/31/2019	1.52	0	0	1.00%	25.3%	12/31/2019	1.54	0	0	0.75%	25.6%
12/31/2018	1.20	56	68	1.25%	-13.4%	12/31/2018	1.21	0	0	1.00%	-13.2%	12/31/2018	1.22	0	0	0.75%	-13.0%
12/31/2017	1.39	0	0	1.25%	18.6%	12/31/2017	1.40	0	0	1.00%	18.9%	12/31/2017	1.41	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.07	0	$0	0.50%	25.7%	12/31/2021	$2.10	0	$0	0.25%	26.1%	12/31/2021	$2.14	0	$0	0.00%	26.4%
12/31/2020	1.64	0	0	0.50%	5.6%	12/31/2020	1.67	0	0	0.25%	5.8%	12/31/2020	1.69	0	0	0.00%	6.1%
12/31/2019	1.56	0	0	0.50%	25.9%	12/31/2019	1.58	0	0	0.25%	26.3%	12/31/2019	1.60	0	0	0.00%	26.6%
12/31/2018	1.24	0	0	0.50%	-12.7%	12/31/2018	1.25	0	0	0.25%	-12.5%	12/31/2018	1.26	0	0	0.00%	-12.3%
12/31/2017	1.42	0	0	0.50%	19.5%	12/31/2017	1.43	0	0	0.25%	19.8%	12/31/2017	1.44	0	0	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	2.2%
2019	0.9%
2018	3.2%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Small Cap Value Fund A Class - 06-913

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$381,750	$300,714	17,317
Receivables: investments sold	-
Payables: investments purchased	(3,706)
Net assets	$378,044

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$283,000	163,461	$1.73
Band 100	95,044	53,950	1.76
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.86
Band 0	-	-	1.89
Total	$378,044	217,411

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$140
Mortality & expense charges			(4,310)
Net investment income (loss)			(4,170)

Gain (loss) on investments:
Net realized gain (loss)			5,883
Realized gain distributions			24,435
Net change in unrealized appreciation (depreciation)			60,978
Net gain (loss)			91,296

Increase (decrease) in net assets from operations			$87,126

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,170)	$(2,832)
Net realized gain (loss)		5,883	(17,096)
Realized gain distributions		24,435	18,229
Net change in unrealized appreciation (depreciation)		60,978	19,011

Increase (decrease) in net assets from operations		87,126	17,312

Contract owner transactions:
Proceeds from units sold		23,393	36,657
Cost of units redeemed		(34,351)	(66,450)
Account charges		(92)	(137)
Increase (decrease)		(11,050)	(29,930)
Net increase (decrease)		76,076	(12,618)
Net assets, beginning		301,968	314,586
Net assets, ending		$378,044	$301,968

Units sold		15,011	62,764
Units redeemed		(22,713)	(91,330)
Net increase (decrease)		(7,702)	(28,566)
Units outstanding, beginning		225,113	253,679
Units outstanding, ending		217,411	225,113

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,132,318
Cost of units redeemed/account charges			(1,019,241)
Net investment income (loss)			(31,303)
Net realized gain (loss)			(25,084)
Realized gain distributions			240,318
Net change in unrealized appreciation (depreciation)			81,036
Net assets			$378,044

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.73	163	$283	1.25%	29.5%	12/31/2021	$1.76	54	$95	1.00%	29.9%	12/31/2021	$1.79	0	$0	0.75%	30.2%
12/31/2020	1.34	170	227	1.25%	8.2%	12/31/2020	1.36	55	75	1.00%	8.5%	12/31/2020	1.38	0	0	0.75%	8.8%
12/31/2019	1.24	171	212	1.25%	17.3%	12/31/2019	1.25	82	103	1.00%	17.6%	12/31/2019	1.27	0	0	0.75%	17.9%
12/31/2018	1.05	258	272	1.25%	-14.6%	12/31/2018	1.06	138	147	1.00%	-14.4%	12/31/2018	1.07	0	0	0.75%	-14.2%
12/31/2017	1.23	269	331	1.25%	11.2%	12/31/2017	1.24	158	196	1.00%	11.5%	12/31/2017	1.25	0	0	0.75%	11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	0	$0	0.50%	30.5%	12/31/2021	$1.86	0	$0	0.25%	30.8%	12/31/2021	$1.89	0	$0	0.00%	31.2%
12/31/2020	1.40	0	0	0.50%	9.0%	12/31/2020	1.42	0	0	0.25%	9.3%	12/31/2020	1.44	0	0	0.00%	9.6%
12/31/2019	1.28	0	0	0.50%	18.2%	12/31/2019	1.30	0	0	0.25%	18.5%	12/31/2019	1.31	0	0	0.00%	18.8%
12/31/2018	1.08	0	0	0.50%	-14.0%	12/31/2018	1.10	0	0	0.25%	-13.8%	12/31/2018	1.11	62	68	0.00%	-13.6%
12/31/2017	1.26	0	0	0.50%	12.0%	12/31/2017	1.27	0	0	0.25%	12.3%	12/31/2017	1.28	84	107	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.1%
2018	0.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Quality Income Fund A Class - 06-914

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,591	$16,893	749
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$16,601

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,601	3,749	$4.43
Band 100	-	-	4.51
Band 75	-	-	4.58
Band 50	-	-	4.67
Band 25	-	-	4.75
Band 0	-	-	4.83
Total	$16,601	3,749

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,739
Mortality & expense charges			(877)
Net investment income (loss)			862

Gain (loss) on investments:
Net realized gain (loss)			7,553
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,197)
Net gain (loss)			1,356

Increase (decrease) in net assets from operations			$2,218

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$862	$2,734
Net realized gain (loss)		7,553	4,847
Realized gain distributions		-	1,925
Net change in unrealized appreciation (depreciation)		(6,197)	(1,741)

Increase (decrease) in net assets from operations		2,218	7,765

Contract owner transactions:
Proceeds from units sold		8,275	25,770
Cost of units redeemed		(161,895)	(145,384)
Account charges		(5)	(31)
Increase (decrease)		(153,625)	(119,645)
Net increase (decrease)		(151,407)	(111,880)
Net assets, beginning		168,008	279,888
Net assets, ending		$16,601	$168,008

Units sold		1,821	19,730
Units redeemed		(35,485)	(242,858)
Net increase (decrease)		(33,664)	(223,128)
Units outstanding, beginning		37,413	260,541
Units outstanding, ending		3,749	37,413

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$928,658
Cost of units redeemed/account charges			(940,935)
Net investment income (loss)			15,917
Net realized gain (loss)			9,810
Realized gain distributions			3,453
Net change in unrealized appreciation (depreciation)			(302)
Net assets			$16,601

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.43	4	$17	1.25%	-1.4%	12/31/2021	$4.51	0	$0	1.00%	-1.1%	12/31/2021	$4.58	0	$0	0.75%	-0.9%
12/31/2020	4.49	37	168	1.25%	4.5%	12/31/2020	4.56	0	0	1.00%	4.8%	12/31/2020	4.63	0	0	0.75%	5.0%
12/31/2019	4.30	261	280	1.25%	5.2%	12/31/2019	4.35	0	0	1.00%	5.5%	12/31/2019	4.40	0	0	0.75%	5.7%
12/31/2018	4.08	287	293	1.25%	0.2%	12/31/2018	4.12	0	0	1.00%	0.5%	12/31/2018	4.17	0	0	0.75%	0.7%
12/31/2017	4.07	246	251	1.25%	1.7%	12/31/2017	4.10	0	0	1.00%	2.0%	12/31/2017	4.13	0	0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.67	0	$0	0.50%	-0.6%	12/31/2021	$4.75	0	$0	0.25%	-0.4%	12/31/2021	$4.83	0	$0	0.00%	-0.2%
12/31/2020	4.70	0	0	0.50%	5.3%	12/31/2020	4.77	0	0	0.25%	5.5%	12/31/2020	4.84	0	0	0.00%	5.8%
12/31/2019	4.46	0	0	0.50%	6.0%	12/31/2019	4.52	0	0	0.25%	6.3%	12/31/2019	4.57	0	0	0.00%	6.5%
12/31/2018	4.21	0	0	0.50%	1.0%	12/31/2018	4.25	0	0	0.25%	1.3%	12/31/2018	4.29	0	0	0.00%	1.5%
12/31/2017	4.17	0	0	0.50%	2.5%	12/31/2017	4.20	0	0	0.25%	2.7%	12/31/2017	4.23	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	2.2%
2019	2.7%
2018	2.4%
2017	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Small Cap Value Fund Advisor Class - 06-946 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.76
Band 100	-	-	1.79
Band 75	-	-	1.82
Band 50	-	-	1.86
Band 25	-	-	1.89
Band 0	-	-	1.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$113,303
Cost of units redeemed/account charges			(129,778)
Net investment income (loss)			(1,596)
Net realized gain (loss)			(790)
Realized gain distributions			18,861
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	0	$0	1.25%	29.9%	12/31/2021	$1.79	0	$0	1.00%	30.2%	12/31/2021	$1.82	0	$0	0.75%	30.5%
12/31/2020	1.36	0	0	1.25%	8.5%	12/31/2020	1.38	0	0	1.00%	8.7%	12/31/2020	1.40	0	0	0.75%	9.0%
12/31/2019	1.25	0	0	1.25%	17.6%	12/31/2019	1.27	0	0	1.00%	17.9%	12/31/2019	1.28	0	0	0.75%	18.2%
12/31/2018	1.06	0	0	1.25%	-14.4%	12/31/2018	1.07	0	0	1.00%	-14.2%	12/31/2018	1.08	0	0	0.75%	-14.0%
12/31/2017	1.24	101	125	1.25%	11.5%	12/31/2017	1.25	0	0	1.00%	11.8%	12/31/2017	1.26	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.86	0	$0	0.50%	30.9%	12/31/2021	$1.89	0	$0	0.25%	31.2%	12/31/2021	$1.92	0	$0	0.00%	31.5%
12/31/2020	1.42	0	0	0.50%	9.3%	12/31/2020	1.44	0	0	0.25%	9.6%	12/31/2020	1.46	0	0	0.00%	9.8%
12/31/2019	1.30	0	0	0.50%	18.5%	12/31/2019	1.31	0	0	0.25%	18.8%	12/31/2019	1.33	0	0	0.00%	19.1%
12/31/2018	1.10	0	0	0.50%	-13.8%	12/31/2018	1.11	0	0	0.25%	-13.6%	12/31/2018	1.12	0	0	0.00%	-13.4%
12/31/2017	1.27	0	0	0.50%	12.3%	12/31/2017	1.28	0	0	0.25%	12.6%	12/31/2017	1.29	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Quality Income Fund Advisor Class - 06-947

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,953	$47,991	2,168
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$47,956

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,956	10,633	$4.51
Band 100	-	-	4.59
Band 75	-	-	4.67
Band 50	-	-	4.75
Band 25	-	-	4.83
Band 0	-	-	4.92
Total	$47,956	10,633

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,239
Mortality & expense charges			(1,186)
Net investment income (loss)			1,053

Gain (loss) on investments:
Net realized gain (loss)			917
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,898)
Net gain (loss)			(1,981)

Increase (decrease) in net assets from operations			$(928)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,053	$3,772
Net realized gain (loss)		917	8,116
Realized gain distributions		-	1,162
Net change in unrealized appreciation (depreciation)		(2,898)	(4,660)

Increase (decrease) in net assets from operations		(928)	8,390

Contract owner transactions:
Proceeds from units sold		8,409	451,475
Cost of units redeemed		(57,011)	(562,132)
Account charges		(149)	(1,283)
Increase (decrease)		(48,751)	(111,940)
Net increase (decrease)		(49,679)	(103,550)
Net assets, beginning		97,635	201,185
Net assets, ending		$47,956	$97,635

Units sold		1,846	412,469
Units redeemed		(12,603)	(575,702)
Net increase (decrease)		(10,757)	(163,233)
Units outstanding, beginning		21,390	184,623
Units outstanding, ending		10,633	21,390

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,077,141
Cost of units redeemed/account charges			(1,051,486)
Net investment income (loss)			14,227
Net realized gain (loss)			6,648
Realized gain distributions			1,464
Net change in unrealized appreciation (depreciation)			(38)
Net assets			$47,956

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.51	11	$48	1.25%	-1.2%	12/31/2021	$4.59	0	$0	1.00%	-0.9%	12/31/2021	$4.67	0	$0	0.75%	-0.7%
12/31/2020	4.56	21	98	1.25%	4.7%	12/31/2020	4.63	0	0	1.00%	5.0%	12/31/2020	4.70	0	0	0.75%	5.2%
12/31/2019	4.36	185	201	1.25%	5.5%	12/31/2019	4.41	0	0	1.00%	5.7%	12/31/2019	4.47	0	0	0.75%	6.0%
12/31/2018	4.13	257	266	1.25%	0.7%	12/31/2018	4.17	0	0	1.00%	0.9%	12/31/2018	4.21	0	0	0.75%	1.2%
12/31/2017	4.10	203	209	1.25%	2.0%	12/31/2017	4.13	0	0	1.00%	2.2%	12/31/2017	4.17	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.75	0	$0	0.50%	-0.4%	12/31/2021	$4.83	0	$0	0.25%	-0.2%	12/31/2021	$4.92	0	$0	0.00%	0.1%
12/31/2020	4.77	0	0	0.50%	5.5%	12/31/2020	4.84	0	0	0.25%	5.8%	12/31/2020	4.92	0	0	0.00%	6.0%
12/31/2019	4.52	0	0	0.50%	6.3%	12/31/2019	4.58	0	0	0.25%	6.5%	12/31/2019	4.64	0	0	0.00%	6.8%
12/31/2018	4.26	0	0	0.50%	1.4%	12/31/2018	4.30	0	0	0.25%	1.7%	12/31/2018	4.34	0	0	0.00%	2.0%
12/31/2017	4.20	0	0	0.50%	2.7%	12/31/2017	4.23	0	0	0.25%	3.0%	12/31/2017	4.26	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.1%
2020	4.6%
2019	2.1%
2018	2.6%
2017	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Small Cap Value Fund Institutional Class - 06-CNX (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.80
Band 100	-	-	1.82
Band 75	-	-	1.85
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	-	-	1.93
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.80	0	$0	1.25%	29.9%	12/31/2021	$1.82	0	$0	1.00%	30.2%	12/31/2021	$1.85	0	$0	0.75%	30.5%
12/31/2020	1.38	0	0	1.25%	8.5%	12/31/2020	1.40	0	0	1.00%	8.8%	12/31/2020	1.42	0	0	0.75%	9.0%
12/31/2019	1.28	0	0	1.25%	17.5%	12/31/2019	1.29	0	0	1.00%	17.8%	12/31/2019	1.30	0	0	0.75%	18.1%
12/31/2018	1.08	0	0	1.25%	-14.4%	12/31/2018	1.09	0	0	1.00%	-14.2%	12/31/2018	1.10	0	0	0.75%	-14.0%
12/31/2017	1.27	0	0	1.25%	11.5%	12/31/2017	1.27	0	0	1.00%	11.8%	12/31/2017	1.28	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.87	0	$0	0.50%	30.8%	12/31/2021	$1.90	0	$0	0.25%	31.2%	12/31/2021	$1.93	0	$0	0.00%	31.5%
12/31/2020	1.43	0	0	0.50%	9.3%	12/31/2020	1.45	0	0	0.25%	9.6%	12/31/2020	1.47	0	0	0.00%	9.8%
12/31/2019	1.31	0	0	0.50%	18.4%	12/31/2019	1.32	0	0	0.25%	18.7%	12/31/2019	1.33	0	0	0.00%	19.0%
12/31/2018	1.11	0	0	0.50%	-13.8%	12/31/2018	1.11	0	0	0.25%	-13.5%	12/31/2018	1.12	0	0	0.00%	-13.3%
12/31/2017	1.28	0	0	0.50%	12.3%	12/31/2017	1.29	0	0	0.25%	12.6%	12/31/2017	1.29	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund Institutional 3 Class - 06-CWF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,059	$56,067	1,566
Receivables: investments sold	-
Payables: investments purchased	(69)
Net assets	$52,990

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,990	29,830	$1.78
Band 100	-	-	1.80
Band 75	-	-	1.82
Band 50	-	-	1.85
Band 25	-	-	1.87
Band 0	-	-	1.89
Total	$52,990	29,830

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$817
Mortality & expense charges			(444)
Net investment income (loss)			373

Gain (loss) on investments:
Net realized gain (loss)			15
Realized gain distributions			6,495
Net change in unrealized appreciation (depreciation)			(3,008)
Net gain (loss)			3,502

Increase (decrease) in net assets from operations			$3,875

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$373	$-
Net realized gain (loss)		15	-
Realized gain distributions		6,495	-
Net change in unrealized appreciation (depreciation)		(3,008)	-

Increase (decrease) in net assets from operations		3,875	-

Contract owner transactions:
Proceeds from units sold		90,309	-
Cost of units redeemed		(40,997)	-
Account charges		(197)	-
Increase (decrease)		49,115	-
Net increase (decrease)		52,990	-
Net assets, beginning		-	-
Net assets, ending		$52,990	$-

Units sold		54,723	-
Units redeemed		(24,893)	-
Net increase (decrease)		29,830	-
Units outstanding, beginning		-	-
Units outstanding, ending		29,830	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$90,543
Cost of units redeemed/account charges			(41,428)
Net investment income (loss)			373
Net realized gain (loss)			15
Realized gain distributions			6,495
Net change in unrealized appreciation (depreciation)			(3,008)
Net assets			$52,990

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	30	$53	1.25%	11.6%	12/31/2021	$1.80	0	$0	1.00%	11.9%	12/31/2021	$1.82	0	$0	0.75%	12.2%
12/31/2020	1.59	0	0	1.25%	13.7%	12/31/2020	1.61	0	0	1.00%	14.0%	12/31/2020	1.62	0	0	0.75%	14.2%
12/31/2019	1.40	0	0	1.25%	28.4%	12/31/2019	1.41	0	0	1.00%	28.7%	12/31/2019	1.42	0	0	0.75%	29.1%
12/31/2018	1.09	0	0	1.25%	-16.9%	12/31/2018	1.10	0	0	1.00%	-16.7%	12/31/2018	1.10	0	0	0.75%	-16.4%
12/31/2017	1.31	0	0	1.25%	30.7%	12/31/2017	1.32	0	0	1.00%	31.0%	12/31/2017	1.32	0	0	0.75%	31.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	0	$0	0.50%	12.4%	12/31/2021	$1.87	0	$0	0.25%	12.7%	12/31/2021	$1.89	0	$0	0.00%	13.0%
12/31/2020	1.64	0	0	0.50%	14.5%	12/31/2020	1.66	0	0	0.25%	14.8%	12/31/2020	1.67	0	0	0.00%	15.1%
12/31/2019	1.43	0	0	0.50%	29.4%	12/31/2019	1.44	0	0	0.25%	29.7%	12/31/2019	1.46	0	0	0.00%	30.0%
12/31/2018	1.11	0	0	0.50%	-16.2%	12/31/2018	1.11	0	0	0.25%	-16.0%	12/31/2018	1.12	0	0	0.00%	-15.8%
12/31/2017	1.32	0	0	0.50%	31.7%	12/31/2017	1.33	0	0	0.25%	32.0%	12/31/2017	1.33	0	0	0.00%	32.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.1%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$253,548	$258,238	23,774
Receivables: investments sold	10,825
Payables: investments purchased	-
Net assets	$264,373

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$264,373	226,383	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$264,373	226,383

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,017
Mortality & expense charges			(3,050)
Net investment income (loss)			5,967

Gain (loss) on investments:
Net realized gain (loss)			340
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14,909)
Net gain (loss)			(14,569)

Increase (decrease) in net assets from operations			$(8,602)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,967	$4,603
Net realized gain (loss)		340	(1,955)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(14,909)	11,714

Increase (decrease) in net assets from operations		(8,602)	14,362

Contract owner transactions:
Proceeds from units sold		66,157	67,546
Cost of units redeemed		(36,664)	(49,832)
Account charges		(146)	(65)
Increase (decrease)		29,347	17,649
Net increase (decrease)		20,745	32,011
Net assets, beginning		243,628	211,617
Net assets, ending		$264,373	$243,628

Units sold		57,048	61,518
Units redeemed		(32,108)	(46,472)
Net increase (decrease)		24,940	15,046
Units outstanding, beginning		201,443	186,397
Units outstanding, ending		226,383	201,443

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$457,653
Cost of units redeemed/account charges			(207,294)
Net investment income (loss)			26,407
Net realized gain (loss)			(7,703)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,690)
Net assets			$264,373

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	226	$264	1.25%	-3.4%	12/31/2021	$1.18	0	$0	1.00%	-3.2%	12/31/2021	$1.20	0	$0	0.75%	-3.0%
12/31/2020	1.21	201	244	1.25%	6.5%	12/31/2020	1.22	0	0	1.00%	6.8%	12/31/2020	1.23	0	0	0.75%	7.1%
12/31/2019	1.14	186	212	1.25%	11.0%	12/31/2019	1.14	0	0	1.00%	11.2%	12/31/2019	1.15	0	0	0.75%	11.5%
12/31/2018	1.02	162	165	1.25%	-8.8%	12/31/2018	1.03	0	0	1.00%	-8.6%	12/31/2018	1.03	0	0	0.75%	-8.4%
12/31/2017	1.12	155	174	1.25%	11.4%	12/31/2017	1.13	0	0	1.00%	11.7%	12/31/2017	1.13	0	0	0.75%	11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	0.50%	-2.7%	12/31/2021	$1.23	0	$0	0.25%	-2.5%	12/31/2021	$1.24	0	$0	0.00%	-2.2%
12/31/2020	1.25	0	0	0.50%	7.3%	12/31/2020	1.26	0	0	0.25%	7.6%	12/31/2020	1.27	0	0	0.00%	7.9%
12/31/2019	1.16	0	0	0.50%	11.8%	12/31/2019	1.17	0	0	0.25%	12.1%	12/31/2019	1.18	0	0	0.00%	12.3%
12/31/2018	1.04	0	0	0.50%	-8.1%	12/31/2018	1.04	0	0	0.25%	-7.9%	12/31/2018	1.05	0	0	0.00%	-7.7%
12/31/2017	1.13	0	0	0.50%	12.2%	12/31/2017	1.13	0	0	0.25%	12.5%	12/31/2017	1.14	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.5%
2020	3.2%
2019	3.8%
2018	5.1%
2017	6.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Overseas Value Fund A Class - 06-FTM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,807	$96,097	9,709
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$99,818

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$99,818	82,714	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$99,818	82,714

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,551
Mortality & expense charges			(1,080)
Net investment income (loss)			1,471

Gain (loss) on investments:
Net realized gain (loss)			20,240
Realized gain distributions			656
Net change in unrealized appreciation (depreciation)			(5,720)
Net gain (loss)			15,176

Increase (decrease) in net assets from operations			$16,647

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,471	$1,033
Net realized gain (loss)		20,240	(95)
Realized gain distributions		656	570
Net change in unrealized appreciation (depreciation)		(5,720)	3,375

Increase (decrease) in net assets from operations		16,647	4,883

Contract owner transactions:
Proceeds from units sold		51,483	46,766
Cost of units redeemed		(123,292)	(1,829)
Account charges		(1)	(8)
Increase (decrease)		(71,810)	44,929
Net increase (decrease)		(55,163)	49,812
Net assets, beginning		154,981	105,169
Net assets, ending		$99,818	$154,981

Units sold		42,392	46,757
Units redeemed		(96,016)	(1,789)
Net increase (decrease)		(53,624)	44,968
Units outstanding, beginning		136,338	91,370
Units outstanding, ending		82,714	136,338

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$198,733
Cost of units redeemed/account charges			(130,004)
Net investment income (loss)			5,819
Net realized gain (loss)			20,133
Realized gain distributions			1,427
Net change in unrealized appreciation (depreciation)			3,710
Net assets			$99,818

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	83	$100	1.25%	9.2%	12/31/2021	$1.22	0	$0	1.00%	9.5%	12/31/2021	$1.23	0	$0	0.75%	9.8%
12/31/2020	1.10	49	54	1.25%	-1.6%	12/31/2020	1.11	0	0	1.00%	-1.4%	12/31/2020	1.12	0	0	0.75%	-1.1%
12/31/2019	1.12	20	23	1.25%	20.6%	12/31/2019	1.13	0	0	1.00%	20.9%	12/31/2019	1.14	0	0	0.75%	21.2%
12/31/2018	0.93	0	0	1.25%	-17.8%	12/31/2018	0.94	0	0	1.00%	-17.6%	12/31/2018	0.94	0	0	0.75%	-17.3%
12/31/2017	1.13	0	0	1.25%	13.3%	12/31/2017	1.13	0	0	1.00%	13.4%	12/31/2017	1.14	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	0	$0	0.50%	10.1%	12/31/2021	$1.26	0	$0	0.25%	10.3%	12/31/2021	$1.28	0	$0	0.00%	10.6%
12/31/2020	1.13	0	0	0.50%	-0.9%	12/31/2020	1.14	0	0	0.25%	-0.6%	12/31/2020	1.15	88	101	0.00%	-0.4%
12/31/2019	1.14	0	0	0.50%	21.5%	12/31/2019	1.15	0	0	0.25%	21.8%	12/31/2019	1.16	71	82	0.00%	22.1%
12/31/2018	0.94	0	0	0.50%	-17.1%	12/31/2018	0.95	0	0	0.25%	-16.9%	12/31/2018	0.95	0	0	0.00%	-16.7%
12/31/2017	1.14	0	0	0.50%	13.7%	12/31/2017	1.14	0	0	0.25%	13.9%	12/31/2017	1.14	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	1.1%
2019	6.5%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Overseas Value Fund Advisor Class - 06-FTN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,983,734	$5,752,276	592,151
Receivables: investments sold	85,815
Payables: investments purchased	-
Net assets	$6,069,549

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,069,549	4,971,703	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$6,069,549	4,971,703

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$230,509
Mortality & expense charges			(236,062)
Net investment income (loss)			(5,553)

Gain (loss) on investments:
Net realized gain (loss)			3,521,219
Realized gain distributions			39,607
Net change in unrealized appreciation (depreciation)			(1,350,615)
Net gain (loss)			2,210,211

Increase (decrease) in net assets from operations			$2,204,658

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,553)	$24,135
Net realized gain (loss)		3,521,219	(916,060)
Realized gain distributions		39,607	89,962
Net change in unrealized appreciation (depreciation)		(1,350,615)	(504,303)

Increase (decrease) in net assets from operations		2,204,658	(1,306,266)

Contract owner transactions:
Proceeds from units sold		5,935,990	3,424,712
Cost of units redeemed		(21,154,314)	(5,638,700)
Account charges		(49,271)	(62,870)
Increase (decrease)		(15,267,595)	(2,276,858)
Net increase (decrease)		(13,062,937)	(3,583,124)
Net assets, beginning		19,132,486	22,715,610
Net assets, ending		$6,069,549	$19,132,486

Units sold		5,204,380	3,740,545
Units redeemed		(17,401,342)	(6,665,157)
Net increase (decrease)		(12,196,962)	(2,924,612)
Units outstanding, beginning		17,168,665	20,093,277
Units outstanding, ending		4,971,703	17,168,665

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,711,350
Cost of units redeemed/account charges			(29,401,153)
Net investment income (loss)			733,243
Net realized gain (loss)			2,615,620
Realized gain distributions			179,031
Net change in unrealized appreciation (depreciation)			231,458
Net assets			$6,069,549

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	4,972	$6,070	1.25%	9.6%	12/31/2021	$1.23	0	$0	1.00%	9.8%	12/31/2021	$1.25	0	$0	0.75%	10.1%
12/31/2020	1.11	17,169	19,132	1.25%	-1.4%	12/31/2020	1.12	0	0	1.00%	-1.2%	12/31/2020	1.13	0	0	0.75%	-0.9%
12/31/2019	1.13	20,093	22,716	1.25%	20.9%	12/31/2019	1.14	0	0	1.00%	21.2%	12/31/2019	1.14	0	0	0.75%	21.5%
12/31/2018	0.93	964	901	1.25%	-17.6%	12/31/2018	0.94	0	0	1.00%	-17.4%	12/31/2018	0.94	0	0	0.75%	-17.2%
12/31/2017	1.13	0	0	1.25%	13.4%	12/31/2017	1.14	0	0	1.00%	13.6%	12/31/2017	1.14	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	0.50%	10.4%	12/31/2021	$1.28	0	$0	0.25%	10.7%	12/31/2021	$1.29	0	$0	0.00%	10.9%
12/31/2020	1.14	0	0	0.50%	-0.7%	12/31/2020	1.15	0	0	0.25%	-0.4%	12/31/2020	1.16	0	0	0.00%	-0.2%
12/31/2019	1.15	0	0	0.50%	21.8%	12/31/2019	1.16	0	0	0.25%	22.1%	12/31/2019	1.17	0	0	0.00%	22.4%
12/31/2018	0.95	0	0	0.50%	-16.9%	12/31/2018	0.95	0	0	0.25%	-16.7%	12/31/2018	0.95	0	0	0.00%	-16.5%
12/31/2017	1.14	0	0	0.50%	13.9%	12/31/2017	1.14	0	0	0.25%	14.0%	12/31/2017	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	1.2%
2019	6.8%
2018	3.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Overseas Value Fund Institutional 3 Class - 06-FTP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,152,362	$21,802,488	2,117,462
Receivables: investments sold	530,457
Payables: investments purchased	-
Net assets	$21,682,819

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,682,819	17,672,144	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$21,682,819	17,672,144

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$550,377
Mortality & expense charges			(75,565)
Net investment income (loss)			474,812

Gain (loss) on investments:
Net realized gain (loss)			82,633
Realized gain distributions			138,888
Net change in unrealized appreciation (depreciation)			(754,436)
Net gain (loss)			(532,915)

Increase (decrease) in net assets from operations			$(58,103)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$474,812	$4,065
Net realized gain (loss)		82,633	(20,168)
Realized gain distributions		138,888	7,150
Net change in unrealized appreciation (depreciation)		(754,436)	20,429

Increase (decrease) in net assets from operations		(58,103)	11,476

Contract owner transactions:
Proceeds from units sold		21,381,771	314,831
Cost of units redeemed		(1,120,092)	(364,522)
Account charges		(20,090)	(3,573)
Increase (decrease)		20,241,589	(53,264)
Net increase (decrease)		20,183,486	(41,788)
Net assets, beginning		1,499,333	1,541,121
Net assets, ending		$21,682,819	$1,499,333

Units sold		17,328,356	347,834
Units redeemed		(995,438)	(367,180)
Net increase (decrease)		16,332,918	(19,346)
Units outstanding, beginning		1,339,226	1,358,572
Units outstanding, ending		17,672,144	1,339,226

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$23,787,439
Cost of units redeemed/account charges			(2,192,070)
Net investment income (loss)			527,686
Net realized gain (loss)			60,329
Realized gain distributions			149,561
Net change in unrealized appreciation (depreciation)			(650,126)
Net assets			$21,682,819

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	17,672	$21,683	1.25%	9.6%	12/31/2021	$1.24	0	$0	1.00%	9.9%	12/31/2021	$1.26	0	$0	0.75%	10.1%
12/31/2020	1.12	1,339	1,499	1.25%	-1.3%	12/31/2020	1.13	0	0	1.00%	-1.1%	12/31/2020	1.14	0	0	0.75%	-0.8%
12/31/2019	1.13	1,359	1,541	1.25%	21.1%	12/31/2019	1.14	0	0	1.00%	21.4%	12/31/2019	1.15	0	0	0.75%	21.7%
12/31/2018	0.94	30	28	1.25%	-17.4%	12/31/2018	0.94	0	0	1.00%	-17.2%	12/31/2018	0.94	0	0	0.75%	-17.0%
12/31/2017	1.13	0	0	1.25%	13.5%	12/31/2017	1.14	0	0	1.00%	13.6%	12/31/2017	1.14	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.27	0	$0	0.50%	10.4%	12/31/2021	$1.28	0	$0	0.25%	10.7%	12/31/2021	$1.30	0	$0	0.00%	11.0%
12/31/2020	1.15	0	0	0.50%	-0.6%	12/31/2020	1.16	0	0	0.25%	-0.3%	12/31/2020	1.17	0	0	0.00%	-0.1%
12/31/2019	1.16	0	0	0.50%	22.0%	12/31/2019	1.16	0	0	0.25%	22.3%	12/31/2019	1.17	0	0	0.00%	22.6%
12/31/2018	0.95	0	0	0.50%	-16.8%	12/31/2018	0.95	0	0	0.25%	-16.6%	12/31/2018	0.95	0	0	0.00%	-16.4%
12/31/2017	1.14	0	0	0.50%	13.9%	12/31/2017	1.14	0	0	0.25%	14.1%	12/31/2017	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.7%
2020	1.4%
2019	7.2%
2018	3.5%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Communications and Information Fund Inst 3 Class - 06-FTR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,170,697	$1,999,551	14,819
Receivables: investments sold	10,404
Payables: investments purchased	-
Net assets	$2,181,101

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,181,101	733,606	$2.97
Band 100	-	-	3.01
Band 75	-	-	3.04
Band 50	-	-	3.08
Band 25	-	-	3.11
Band 0	-	-	3.15
Total	$2,181,101	733,606

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(12,386)
Net investment income (loss)			(12,386)

Gain (loss) on investments:
Net realized gain (loss)			59,688
Realized gain distributions			203,378
Net change in unrealized appreciation (depreciation)			74,791
Net gain (loss)			337,857

Increase (decrease) in net assets from operations			$325,471

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,386)	$(3,778)
Net realized gain (loss)		59,688	83,659
Realized gain distributions		203,378	52,591
Net change in unrealized appreciation (depreciation)		74,791	33,073

Increase (decrease) in net assets from operations		325,471	165,545

Contract owner transactions:
Proceeds from units sold		1,390,560	349,102
Cost of units redeemed		(173,526)	(440,466)
Account charges		(332)	(196)
Increase (decrease)		1,216,702	(91,560)
Net increase (decrease)		1,542,173	73,985
Net assets, beginning		638,928	564,943
Net assets, ending		$2,181,101	$638,928

Units sold		506,462	192,852
Units redeemed		(68,718)	(271,036)
Net increase (decrease)		437,744	(78,184)
Units outstanding, beginning		295,862	374,046
Units outstanding, ending		733,606	295,862

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,471,620
Cost of units redeemed/account charges			(992,909)
Net investment income (loss)			(30,606)
Net realized gain (loss)			148,956
Realized gain distributions			412,894
Net change in unrealized appreciation (depreciation)			171,146
Net assets			$2,181,101

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.97	734	$2,181	1.25%	37.7%	12/31/2021	$3.01	0	$0	1.00%	38.0%	12/31/2021	$3.04	0	$0	0.75%	38.4%
12/31/2020	2.16	296	639	1.25%	43.0%	12/31/2020	2.18	0	0	1.00%	43.3%	12/31/2020	2.20	0	0	0.75%	43.7%
12/31/2019	1.51	374	565	1.25%	52.6%	12/31/2019	1.52	0	0	1.00%	52.9%	12/31/2019	1.53	0	0	0.75%	53.3%
12/31/2018	0.99	503	498	1.25%	-8.6%	12/31/2018	0.99	0	0	1.00%	-8.4%	12/31/2018	1.00	0	0	0.75%	-8.1%
12/31/2017	1.08	318	345	1.25%	8.3%	12/31/2017	1.08	0	0	1.00%	8.5%	12/31/2017	1.09	0	0	0.75%	8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.08	0	$0	0.50%	38.7%	12/31/2021	$3.11	0	$0	0.25%	39.1%	12/31/2021	$3.15	0	$0	0.00%	39.4%
12/31/2020	2.22	0	0	0.50%	44.1%	12/31/2020	2.24	0	0	0.25%	44.4%	12/31/2020	2.26	0	0	0.00%	44.8%
12/31/2019	1.54	0	0	0.50%	53.7%	12/31/2019	1.55	0	0	0.25%	54.1%	12/31/2019	1.56	0	0	0.00%	54.5%
12/31/2018	1.00	0	0	0.50%	-7.9%	12/31/2018	1.01	0	0	0.25%	-7.7%	12/31/2018	1.01	0	0	0.00%	-7.5%
12/31/2017	1.09	0	0	0.50%	8.8%	12/31/2017	1.09	0	0	0.25%	8.9%	12/31/2017	1.09	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.4%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Quality Income Fund Institutional 3 Class - 06-FTT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$207,060	$211,813	9,434
Receivables: investments sold	867
Payables: investments purchased	-
Net assets	$207,927

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$207,927	47,046	$4.42
Band 100	-	-	4.47
Band 75	-	-	4.52
Band 50	-	-	4.57
Band 25	-	-	4.62
Band 0	-	-	4.68
Total	$207,927	47,046

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,760
Mortality & expense charges			(2,432)
Net investment income (loss)			2,328

Gain (loss) on investments:
Net realized gain (loss)			40
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,671)
Net gain (loss)			(4,631)

Increase (decrease) in net assets from operations			$(2,303)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,328	$15,810
Net realized gain (loss)		40	18,470
Realized gain distributions		-	2,083
Net change in unrealized appreciation (depreciation)		(4,671)	(92)

Increase (decrease) in net assets from operations		(2,303)	36,271

Contract owner transactions:
Proceeds from units sold		32,493	349,403
Cost of units redeemed		(4,619)	(1,098,156)
Account charges		(756)	(2,833)
Increase (decrease)		27,118	(751,586)
Net increase (decrease)		24,815	(715,315)
Net assets, beginning		183,112	898,427
Net assets, ending		$207,927	$183,112

Units sold		7,224	283,446
Units redeemed		(1,185)	(1,086,117)
Net increase (decrease)		6,039	(802,671)
Units outstanding, beginning		41,007	843,678
Units outstanding, ending		47,046	41,007

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,350,012
Cost of units redeemed/account charges			(1,177,446)
Net investment income (loss)			18,960
Net realized gain (loss)			19,071
Realized gain distributions			2,083
Net change in unrealized appreciation (depreciation)			(4,753)
Net assets			$207,927

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.42	47	$208	1.25%	-1.0%	12/31/2021	$4.47	0	$0	1.00%	-0.8%	12/31/2021	$4.52	0	$0	0.75%	-0.5%
12/31/2020	4.47	41	183	1.25%	4.8%	12/31/2020	4.51	0	0	1.00%	5.1%	12/31/2020	4.54	0	0	0.75%	5.4%
12/31/2019	4.26	844	898	1.25%	5.6%	12/31/2019	4.29	0	0	1.00%	5.9%	12/31/2019	4.31	0	0	0.75%	6.2%
12/31/2018	4.03	0	0	1.25%	0.8%	12/31/2018	4.05	0	0	1.00%	1.1%	12/31/2018	4.06	0	0	0.75%	1.3%
12/31/2017	4.00	0	0	1.25%	0.0%	12/31/2017	4.00	0	0	1.00%	0.1%	12/31/2017	4.01	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.57	0	$0	0.50%	-0.3%	12/31/2021	$4.62	0	$0	0.25%	0.0%	12/31/2021	$4.68	0	$0	0.00%	0.2%
12/31/2020	4.58	0	0	0.50%	5.6%	12/31/2020	4.63	0	0	0.25%	5.9%	12/31/2020	4.67	0	0	0.00%	6.1%
12/31/2019	4.34	0	0	0.50%	6.4%	12/31/2019	4.37	0	0	0.25%	6.7%	12/31/2019	4.40	0	0	0.00%	7.0%
12/31/2018	4.08	0	0	0.50%	1.6%	12/31/2018	4.09	0	0	0.25%	1.9%	12/31/2018	4.11	0	0	0.00%	2.1%
12/31/2017	4.01	0	0	0.50%	0.3%	12/31/2017	4.02	0	0	0.25%	0.5%	12/31/2017	4.02	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	5.0%
2019	0.4%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Contrarian Core Institutional 3 Class - 06-46K (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.64
Band 100	-	-	1.65
Band 75	-	-	1.66
Band 50	-	-	1.67
Band 25	-	-	1.68
Band 0	-	-	1.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	0	$0	1.25%	22.9%	12/31/2021	$1.65	0	$0	1.00%	23.2%	12/31/2021	$1.66	0	$0	0.75%	23.5%
12/31/2020	1.34	0	0	1.25%	20.9%	12/31/2020	1.34	0	0	1.00%	21.2%	12/31/2020	1.35	0	0	0.75%	21.5%
12/31/2019	1.11	0	0	1.25%	10.7%	12/31/2019	1.11	0	0	1.00%	10.8%	12/31/2019	1.11	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.67	0	$0	0.50%	23.8%	12/31/2021	$1.68	0	$0	0.25%	24.1%	12/31/2021	$1.69	0	$0	0.00%	24.4%
12/31/2020	1.35	0	0	0.50%	21.8%	12/31/2020	1.36	0	0	0.25%	22.1%	12/31/2020	1.36	0	0	0.00%	22.4%
12/31/2019	1.11	0	0	0.50%	10.9%	12/31/2019	1.11	0	0	0.25%	11.0%	12/31/2019	1.11	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Dividend Income I3 Class - 06-4FK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,005,108	$3,753,881	123,172
Receivables: investments sold	-
Payables: investments purchased	(36,501)
Net assets	$3,968,607

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,968,607	2,800,130	$1.42
Band 100	-	-	1.43
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.46
Total	$3,968,607	2,800,130

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$36,258
Mortality & expense charges			(24,010)
Net investment income (loss)			12,248

Gain (loss) on investments:
Net realized gain (loss)			20,633
Realized gain distributions			51,425
Net change in unrealized appreciation (depreciation)			251,036
Net gain (loss)			323,094

Increase (decrease) in net assets from operations			$335,342

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,248	$4
Net realized gain (loss)		20,633	-
Realized gain distributions		51,425	-
Net change in unrealized appreciation (depreciation)		251,036	191

Increase (decrease) in net assets from operations		335,342	195

Contract owner transactions:
Proceeds from units sold		4,245,566	1,978
Cost of units redeemed		(609,281)	(1)
Account charges		(5,192)	-
Increase (decrease)		3,631,093	1,977
Net increase (decrease)		3,966,435	2,172
Net assets, beginning		2,172	-
Net assets, ending		$3,968,607	$2,172

Units sold		3,262,089	1,914
Units redeemed		(463,873)	-
Net increase (decrease)		2,798,216	1,914
Units outstanding, beginning		1,914	-
Units outstanding, ending		2,800,130	1,914

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,247,544
Cost of units redeemed/account charges			(614,474)
Net investment income (loss)			12,252
Net realized gain (loss)			20,633
Realized gain distributions			51,425
Net change in unrealized appreciation (depreciation)			251,227
Net assets			$3,968,607

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	2,800	$3,969	1.25%	24.9%	12/31/2021	$1.43	0	$0	1.00%	25.2%	12/31/2021	$1.43	0	$0	0.75%	25.5%
12/31/2020	1.13	2	2	1.25%	6.6%	12/31/2020	1.14	0	0	1.00%	6.8%	12/31/2020	1.14	0	0	0.75%	7.1%
12/31/2019	1.06	0	0	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	25.8%	12/31/2021	$1.45	0	$0	0.25%	26.1%	12/31/2021	$1.46	0	$0	0.00%	26.5%
12/31/2020	1.15	0	0	0.50%	7.4%	12/31/2020	1.15	0	0	0.25%	7.6%	12/31/2020	1.15	0	0	0.00%	7.9%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.7%	12/31/2019	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	0.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Gr Institutional 3 Class - 06-4GF (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.52
Band 100	-	-	1.53
Band 75	-	-	1.54
Band 50	-	-	1.54
Band 25	-	-	1.55
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	1.25%	8.0%	12/31/2021	$1.53	0	$0	1.00%	8.2%	12/31/2021	$1.54	0	$0	0.75%	8.5%
12/31/2020	1.41	0	0	1.25%	40.9%	12/31/2020	1.41	0	0	1.00%	41.2%	12/31/2020	1.42	0	0	0.75%	41.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	8.8%	12/31/2021	$1.55	0	$0	0.25%	9.1%	12/31/2021	$1.56	0	$0	0.00%	9.3%
12/31/2020	1.42	0	0	0.50%	41.9%	12/31/2020	1.42	0	0	0.25%	42.2%	12/31/2020	1.43	0	0	0.00%	42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Val Institutional 3 Class - 06-4GG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	1.25%	25.2%	12/31/2021	$1.33	0	$0	1.00%	25.5%	12/31/2021	$1.33	0	$0	0.75%	25.8%
12/31/2020	1.05	0	0	1.25%	5.5%	12/31/2020	1.06	0	0	1.00%	5.7%	12/31/2020	1.06	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	0.50%	26.1%	12/31/2021	$1.35	0	$0	0.25%	26.5%	12/31/2021	$1.35	0	$0	0.00%	26.8%
12/31/2020	1.06	0	0	0.50%	6.2%	12/31/2020	1.06	0	0	0.25%	6.5%	12/31/2020	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Glbl Equity Advisor Class - 06-4NM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(75)
Net investment income (loss)			(75)

Gain (loss) on investments:
Net realized gain (loss)			2,351
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(413)
Net gain (loss)			1,938

Increase (decrease) in net assets from operations			$1,863

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(75)	$(40)
Net realized gain (loss)		2,351	2
Realized gain distributions		-	603
Net change in unrealized appreciation (depreciation)		(413)	413

Increase (decrease) in net assets from operations		1,863	978

Contract owner transactions:
Proceeds from units sold		1,837	6,750
Cost of units redeemed		(11,007)	(381)
Account charges		(40)	-
Increase (decrease)		(9,210)	6,369
Net increase (decrease)		(7,347)	7,347
Net assets, beginning		7,347	-
Net assets, ending		$-	$7,347

Units sold		1,398	6,421
Units redeemed		(7,493)	(326)
Net increase (decrease)		(6,095)	6,095
Units outstanding, beginning		6,095	-
Units outstanding, ending		-	6,095

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,587
Cost of units redeemed/account charges			(11,428)
Net investment income (loss)			(115)
Net realized gain (loss)			2,353
Realized gain distributions			603
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	1.25%	22.1%	12/31/2021	$1.48	0	$0	1.00%	22.4%	12/31/2021	$1.48	0	$0	0.75%	22.7%
12/31/2020	1.21	6	7	1.25%	20.5%	12/31/2020	1.21	0	0	1.00%	20.7%	12/31/2020	1.21	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	0.50%	23.0%	12/31/2021	$1.49	0	$0	0.25%	23.3%	12/31/2021	$1.50	0	$0	0.00%	23.6%
12/31/2020	1.21	0	0	0.50%	21.0%	12/31/2020	1.21	0	0	0.25%	21.2%	12/31/2020	1.21	0	0	0.00%	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Glbl Equity A Class - 06-4NK (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	1.25%	21.7%	12/31/2021	$1.47	0	$0	1.00%	22.0%	12/31/2021	$1.48	0	$0	0.75%	22.4%
12/31/2020	1.20	0	0	1.25%	20.4%	12/31/2020	1.21	0	0	1.00%	20.5%	12/31/2020	1.21	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	22.7%	12/31/2021	$1.49	0	$0	0.25%	23.0%	12/31/2021	$1.49	0	$0	0.00%	23.3%
12/31/2020	1.21	0	0	0.50%	20.8%	12/31/2020	1.21	0	0	0.25%	21.0%	12/31/2020	1.21	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Alloc Mod Agrsv A Class - 06-66K (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	-0.3%	12/31/2021	$1.00	0	$0	1.00%	-0.3%	12/31/2021	$1.00	0	$0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	-0.2%	12/31/2021	$1.00	0	$0	0.25%	-0.2%	12/31/2021	$1.00	0	$0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Alloc Mod Agrsv Inst Class - 06-66M (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	-0.3%	12/31/2021	$1.00	0	$0	1.00%	-0.3%	12/31/2021	$1.00	0	$0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	-0.2%	12/31/2021	$1.00	0	$0	0.25%	-0.2%	12/31/2021	$1.00	0	$0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Agrsv A Class - 06-66N (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	-0.4%	12/31/2021	$1.00	0	$0	1.00%	-0.3%	12/31/2021	$1.00	0	$0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	-0.3%	12/31/2021	$1.00	0	$0	0.25%	-0.2%	12/31/2021	$1.00	0	$0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Agrsv Inst Class - 06-66P (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	-0.4%	12/31/2021	$1.00	0	$0	1.00%	-0.3%	12/31/2021	$1.00	0	$0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	-0.3%	12/31/2021	$1.00	0	$0	0.25%	-0.2%	12/31/2021	$1.00	0	$0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Cnsrv A Class - 06-66C (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	0.0%	12/31/2021	$1.00	0	$0	1.00%	0.0%	12/31/2021	$1.00	0	$0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	0.1%	12/31/2021	$1.00	0	$0	0.25%	0.1%	12/31/2021	$1.00	0	$0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Cnsrv Inst Class - 06-66F (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	0.0%	12/31/2021	$1.00	0	$0	1.00%	0.0%	12/31/2021	$1.00	0	$0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	0.1%	12/31/2021	$1.00	0	$0	0.25%	0.1%	12/31/2021	$1.00	0	$0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Mod A Class - 06-66G (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	-0.2%	12/31/2021	$1.00	0	$0	1.00%	-0.2%	12/31/2021	$1.00	0	$0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	-0.1%	12/31/2021	$1.00	0	$0	0.25%	-0.1%	12/31/2021	$1.00	0	$0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Mod Inst Class - 06-66J (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	-0.2%	12/31/2021	$1.00	0	$0	1.00%	-0.1%	12/31/2021	$1.00	0	$0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	-0.1%	12/31/2021	$1.00	0	$0	0.25%	0.0%	12/31/2021	$1.00	0	$0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Mid Cap Growth A Class - 06-64V (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.93
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.93	0	$0	1.25%	-7.0%	12/31/2021	$0.93	0	$0	1.00%	-7.0%	12/31/2021	$0.93	0	$0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.93	0	$0	0.50%	-6.9%	12/31/2021	$0.93	0	$0	0.25%	-6.9%	12/31/2021	$0.93	0	$0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Mid Cap Value Inst Class - 06-64W (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	1.25%	2.1%	12/31/2021	$1.02	0	$0	1.00%	2.1%	12/31/2021	$1.02	0	$0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	2.2%	12/31/2021	$1.02	0	$0	0.25%	2.2%	12/31/2021	$1.02	0	$0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Small Cap Value II A Class - 06-64X (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.96
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.96	0	$0	1.25%	-4.1%	12/31/2021	$0.96	0	$0	1.00%	-4.1%	12/31/2021	$0.96	0	$0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.96	0	$0	0.50%	-4.0%	12/31/2021	$0.96	0	$0	0.25%	-4.0%	12/31/2021	$0.96	0	$0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia SmCap Value I Inst Class - 06-4YY (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	1.25%	4.0%	12/31/2021	$1.04	0	$0	1.00%	4.1%	12/31/2021	$1.04	0	$0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	0.50%	4.3%	12/31/2021	$1.04	0	$0	0.25%	4.4%	12/31/2021	$1.04	0	$0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Total Return Bond A Class - 06-64Y

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$506,674	$506,674	13,608
Receivables: investments sold	380
Payables: investments purchased	-
Net assets	$507,054

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$507,054	506,857	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$507,054	506,857

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$697
Mortality & expense charges			(400)
Net investment income (loss)			297

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(4)

Increase (decrease) in net assets from operations			$293

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$297	$-
Net realized gain (loss)		(4)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		293	-

Contract owner transactions:
Proceeds from units sold		508,765	-
Cost of units redeemed		(2,002)	-
Account charges		(2)	-
Increase (decrease)		506,761	-
Net increase (decrease)		507,054	-
Net assets, beginning		-	-
Net assets, ending		$507,054	$-

Units sold		511,962	-
Units redeemed		(5,105)	-
Net increase (decrease)		506,857	-
Units outstanding, beginning		-	-
Units outstanding, ending		506,857	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$508,765
Cost of units redeemed/account charges			(2,004)
Net investment income (loss)			297
Net realized gain (loss)			(4)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$507,054

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	507	$507	1.25%	0.0%	12/31/2021	$1.00	0	$0	1.00%	0.1%	12/31/2021	$1.00	0	$0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	0.1%	12/31/2021	$1.00	0	$0	0.25%	0.2%	12/31/2021	$1.00	0	$0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Total Return Bond Adv Class - 06-67N

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$605,990	$606,153	16,962
Receivables: investments sold	25,185
Payables: investments purchased	-
Net assets	$631,175

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$631,175	631,261	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$631,175	631,261

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$926
Mortality & expense charges			(476)
Net investment income (loss)			450

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(163)
Net gain (loss)			(163)

Increase (decrease) in net assets from operations			$287

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$450	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(163)	-

Increase (decrease) in net assets from operations		287	-

Contract owner transactions:
Proceeds from units sold		631,455	-
Cost of units redeemed		-	-
Account charges		(567)	-
Increase (decrease)		630,888	-
Net increase (decrease)		631,175	-
Net assets, beginning		-	-
Net assets, ending		$631,175	$-

Units sold		631,829	-
Units redeemed		(568)	-
Net increase (decrease)		631,261	-
Units outstanding, beginning		-	-
Units outstanding, ending		631,261	-

* Date of Fund Inception into Variable Account: 12 /2 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$631,455
Cost of units redeemed/account charges			(567)
Net investment income (loss)			450
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(163)
Net assets			$631,175

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	631	$631	1.25%	0.0%	12/31/2021	$1.00	0	$0	1.00%	0.0%	12/31/2021	$1.00	0	$0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	0.0%	12/31/2021	$1.00	0	$0	0.25%	0.1%	12/31/2021	$1.00	0	$0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Small Cap Index Fund A Class - 06-336

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,052,077	$12,499,930	514,983
Receivables: investments sold	36,948
Payables: investments purchased	-
Net assets	$15,089,025

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,027,674	4,578,181	$3.28
Band 100	-	-	3.40
Band 75	-	-	3.52
Band 50	-	-	3.65
Band 25	-	-	3.78
Band 0	61,351	15,664	3.92
Total	$15,089,025	4,593,845

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$137,311
Mortality & expense charges			(194,055)
Net investment income (loss)			(56,744)

Gain (loss) on investments:
Net realized gain (loss)			1,804,179
Realized gain distributions			1,069,587
Net change in unrealized appreciation (depreciation)			611,269
Net gain (loss)			3,485,035

Increase (decrease) in net assets from operations			$3,428,291

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(56,744)	$(32,706)
Net realized gain (loss)		1,804,179	(812,337)
Realized gain distributions		1,069,587	336,547
Net change in unrealized appreciation (depreciation)		611,269	1,648,291

Increase (decrease) in net assets from operations		3,428,291	1,139,795

Contract owner transactions:
Proceeds from units sold		5,408,291	5,020,714
Cost of units redeemed		(9,800,502)	(8,907,811)
Account charges		(14,464)	(13,148)
Increase (decrease)		(4,406,675)	(3,900,245)
Net increase (decrease)		(978,384)	(2,760,450)
Net assets, beginning		16,067,409	18,827,859
Net assets, ending		$15,089,025	$16,067,409

Units sold		1,757,017	2,522,477
Units redeemed		(3,254,914)	(4,147,591)
Net increase (decrease)		(1,497,897)	(1,625,114)
Units outstanding, beginning		6,091,742	7,716,856
Units outstanding, ending		4,593,845	6,091,742

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$77,510,128
Cost of units redeemed/account charges			(80,598,281)
Net investment income (loss)			(402,138)
Net realized gain (loss)			4,552,475
Realized gain distributions			11,474,694
Net change in unrealized appreciation (depreciation)			2,552,147
Net assets			$15,089,025

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.28	4,578	$15,028	1.25%	24.5%	12/31/2021	$3.40	0	$0	1.00%	24.8%	12/31/2021	$3.52	0	$0	0.75%	25.1%
12/31/2020	2.64	6,076	16,018	1.25%	9.5%	12/31/2020	2.72	0	0	1.00%	9.8%	12/31/2020	2.82	0	0	0.75%	10.1%
12/31/2019	2.41	7,070	17,015	1.25%	20.8%	12/31/2019	2.48	0	0	1.00%	21.1%	12/31/2019	2.56	0	0	0.75%	21.4%
12/31/2018	1.99	10,756	21,433	1.25%	-10.1%	12/31/2018	2.05	0	0	1.00%	-9.9%	12/31/2018	2.11	0	0	0.75%	-9.6%
12/31/2017	2.22	11,728	25,993	1.25%	11.4%	12/31/2017	2.27	0	0	1.00%	11.7%	12/31/2017	2.33	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.65	0	$0	0.50%	25.4%	12/31/2021	$3.78	0	$0	0.25%	25.8%	12/31/2021	$3.92	16	$61	0.00%	26.1%
12/31/2020	2.91	0	0	0.50%	10.4%	12/31/2020	3.01	0	0	0.25%	10.6%	12/31/2020	3.11	16	50	0.00%	10.9%
12/31/2019	2.64	0	0	0.50%	21.7%	12/31/2019	2.72	0	0	0.25%	22.0%	12/31/2019	2.80	647	1,813	0.00%	22.3%
12/31/2018	2.17	0	0	0.50%	-9.4%	12/31/2018	2.23	0	0	0.25%	-9.2%	12/31/2018	2.29	575	1,318	0.00%	-9.0%
12/31/2017	2.39	0	0	0.50%	12.2%	12/31/2017	2.45	0	0	0.25%	12.5%	12/31/2017	2.52	684	1,721	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.8%
2019	1.0%
2018	0.9%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund Advisor Class - 06-863

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,171	$1,255	34
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,171

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,171	658	$1.78
Band 100	-	-	1.82
Band 75	-	-	1.86
Band 50	-	-	1.90
Band 25	-	-	1.94
Band 0	-	-	1.99
Total	$1,171	658

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13
Mortality & expense charges			(15)
Net investment income (loss)			(2)

Gain (loss) on investments:
Net realized gain (loss)			223
Realized gain distributions			128
Net change in unrealized appreciation (depreciation)			(243)
Net gain (loss)			108

Increase (decrease) in net assets from operations			$106

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2)	$(8)
Net realized gain (loss)		223	-
Realized gain distributions		128	166
Net change in unrealized appreciation (depreciation)		(243)	74

Increase (decrease) in net assets from operations		106	232

Contract owner transactions:
Proceeds from units sold		1,109	402
Cost of units redeemed		(1,702)	-
Account charges		(1)	(13)
Increase (decrease)		(594)	389
Net increase (decrease)		(488)	621
Net assets, beginning		1,659	1,038
Net assets, ending		$1,171	$1,659

Units sold		649	312
Units redeemed		(1,030)	(11)
Net increase (decrease)		(381)	301
Units outstanding, beginning		1,039	738
Units outstanding, ending		658	1,039

* Date of Fund Inception into Variable Account: 3 /14 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,105
Cost of units redeemed/account charges			(7,653)
Net investment income (loss)			(1)
Net realized gain (loss)			(712)
Realized gain distributions			1,516
Net change in unrealized appreciation (depreciation)			(84)
Net assets			$1,171

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	1	$1	1.25%	11.5%	12/31/2021	$1.82	0	$0	1.00%	11.8%	12/31/2021	$1.86	0	$0	0.75%	12.0%
12/31/2020	1.60	1	2	1.25%	13.6%	12/31/2020	1.63	0	0	1.00%	13.8%	12/31/2020	1.66	0	0	0.75%	14.1%
12/31/2019	1.41	1	1	1.25%	28.3%	12/31/2019	1.43	0	0	1.00%	28.6%	12/31/2019	1.45	0	0	0.75%	28.9%
12/31/2018	1.10	3	3	1.25%	-16.9%	12/31/2018	1.11	0	0	1.00%	-16.7%	12/31/2018	1.13	0	0	0.75%	-16.5%
12/31/2017	1.32	3	4	1.25%	30.6%	12/31/2017	1.34	0	0	1.00%	30.9%	12/31/2017	1.35	0	0	0.75%	31.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.90	0	$0	0.50%	12.3%	12/31/2021	$1.94	0	$0	0.25%	12.6%	12/31/2021	$1.99	0	$0	0.00%	12.9%
12/31/2020	1.69	0	0	0.50%	14.4%	12/31/2020	1.73	0	0	0.25%	14.7%	12/31/2020	1.76	0	0	0.00%	15.0%
12/31/2019	1.48	0	0	0.50%	29.2%	12/31/2019	1.50	0	0	0.25%	29.5%	12/31/2019	1.53	0	0	0.00%	29.9%
12/31/2018	1.14	0	0	0.50%	-16.3%	12/31/2018	1.16	0	0	0.25%	-16.1%	12/31/2018	1.18	0	0	0.00%	-15.9%
12/31/2017	1.37	0	0	0.50%	31.6%	12/31/2017	1.38	0	0	0.25%	31.9%	12/31/2017	1.40	0	0	0.00%	32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.4%
2019	1.2%
2018	1.0%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust CRM Mid Cap Value Investor Class - 06-551

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$119,282	$103,092	4,803
Receivables: investments sold	31
Payables: investments purchased	-
Net assets	$119,313

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$119,313	27,661	$4.31
Band 100	-	-	4.45
Band 75	-	-	4.60
Band 50	-	-	4.74
Band 25	-	-	4.90
Band 0	-	-	5.05
Total	$119,313	27,661

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,041
Mortality & expense charges			(1,358)
Net investment income (loss)			(317)

Gain (loss) on investments:
Net realized gain (loss)			980
Realized gain distributions			18,820
Net change in unrealized appreciation (depreciation)			6,360
Net gain (loss)			26,160

Increase (decrease) in net assets from operations			$25,843

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(317)	$140
Net realized gain (loss)		980	(15)
Realized gain distributions		18,820	1,430
Net change in unrealized appreciation (depreciation)		6,360	9,854

Increase (decrease) in net assets from operations		25,843	11,409

Contract owner transactions:
Proceeds from units sold		2,625	83,485
Cost of units redeemed		(3,274)	(678)
Account charges		(275)	(58)
Increase (decrease)		(924)	82,749
Net increase (decrease)		24,919	94,158
Net assets, beginning		94,394	236
Net assets, ending		$119,313	$94,394

Units sold		812	28,056
Units redeemed		(1,050)	(233)
Net increase (decrease)		(238)	27,823
Units outstanding, beginning		27,899	76
Units outstanding, ending		27,661	27,899

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,166,452
Cost of units redeemed/account charges			(1,391,466)
Net investment income (loss)			(21,285)
Net realized gain (loss)			36,019
Realized gain distributions			313,403
Net change in unrealized appreciation (depreciation)			16,190
Net assets			$119,313

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.31	28	$119	1.25%	27.5%	12/31/2021	$4.45	0	$0	1.00%	27.8%	12/31/2021	$4.60	0	$0	0.75%	28.1%
12/31/2020	3.38	28	94	1.25%	9.2%	12/31/2020	3.48	0	0	1.00%	9.5%	12/31/2020	3.59	0	0	0.75%	9.7%
12/31/2019	3.10	0	0	1.25%	23.0%	12/31/2019	3.18	0	0	1.00%	23.3%	12/31/2019	3.27	0	0	0.75%	23.6%
12/31/2018	2.52	0	0	1.25%	-8.2%	12/31/2018	2.58	0	0	1.00%	-8.0%	12/31/2018	2.64	0	0	0.75%	-7.8%
12/31/2017	2.75	0	0	1.25%	17.6%	12/31/2017	2.81	0	0	1.00%	17.9%	12/31/2017	2.87	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.74	0	$0	0.50%	28.4%	12/31/2021	$4.90	0	$0	0.25%	28.8%	12/31/2021	$5.05	0	$0	0.00%	29.1%
12/31/2020	3.69	0	0	0.50%	10.0%	12/31/2020	3.80	0	0	0.25%	10.3%	12/31/2020	3.91	0	0	0.00%	10.6%
12/31/2019	3.36	0	0	0.50%	24.0%	12/31/2019	3.45	0	0	0.25%	24.3%	12/31/2019	3.54	0	0	0.00%	24.6%
12/31/2018	2.71	0	0	0.50%	-7.5%	12/31/2018	2.77	0	0	0.25%	-7.3%	12/31/2018	2.84	0	0	0.00%	-7.1%
12/31/2017	2.93	0	0	0.50%	18.5%	12/31/2017	2.99	0	0	0.25%	18.8%	12/31/2017	3.06	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	0.7%
2019	0.5%
2018	0.0%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust CRM Small Cap Value Investor Class - 06-552 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.38
Band 100	-	-	3.49
Band 75	-	-	3.60
Band 50	-	-	3.72
Band 25	-	-	3.84
Band 0	-	-	3.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.38	0	$0	1.25%	15.3%	12/31/2021	$3.49	0	$0	1.00%	15.5%	12/31/2021	$3.60	0	$0	0.75%	15.8%
12/31/2020	2.93	0	0	1.25%	-4.5%	12/31/2020	3.02	0	0	1.00%	-4.2%	12/31/2020	3.11	0	0	0.75%	-4.0%
12/31/2019	3.07	0	0	1.25%	24.2%	12/31/2019	3.15	0	0	1.00%	24.5%	12/31/2019	3.24	0	0	0.75%	24.8%
12/31/2018	2.47	0	0	1.25%	-16.4%	12/31/2018	2.53	0	0	1.00%	-16.2%	12/31/2018	2.59	0	0	0.75%	-16.0%
12/31/2017	2.96	0	0	1.25%	12.9%	12/31/2017	3.02	0	0	1.00%	13.2%	12/31/2017	3.09	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.72	0	$0	0.50%	16.1%	12/31/2021	$3.84	0	$0	0.25%	16.4%	12/31/2021	$3.96	0	$0	0.00%	16.7%
12/31/2020	3.20	0	0	0.50%	-3.8%	12/31/2020	3.30	0	0	0.25%	-3.5%	12/31/2020	3.39	0	0	0.00%	-3.3%
12/31/2019	3.33	0	0	0.50%	25.1%	12/31/2019	3.42	0	0	0.25%	25.4%	12/31/2019	3.51	0	0	0.00%	25.7%
12/31/2018	2.66	0	0	0.50%	-15.8%	12/31/2018	2.72	0	0	0.25%	-15.6%	12/31/2018	2.79	0	0	0.00%	-15.3%
12/31/2017	3.16	0	0	0.50%	13.8%	12/31/2017	3.23	0	0	0.25%	14.1%	12/31/2017	3.30	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Emerging Markets Fund R6 Class - 06-3YK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,334	$6,266	278
Receivables: investments sold	448
Payables: investments purchased	-
Net assets	$6,782

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,782	4,952	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$6,782	4,952

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$212
Mortality & expense charges			(82)
Net investment income (loss)			130

Gain (loss) on investments:
Net realized gain (loss)			2,105
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,176)
Net gain (loss)			(71)

Increase (decrease) in net assets from operations			$59

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$130	$(56)
Net realized gain (loss)		2,105	26
Realized gain distributions		-	47
Net change in unrealized appreciation (depreciation)		(2,176)	1,664

Increase (decrease) in net assets from operations		59	1,681

Contract owner transactions:
Proceeds from units sold		3,358	3,647
Cost of units redeemed		(6,939)	(634)
Account charges		(13)	(17)
Increase (decrease)		(3,594)	2,996
Net increase (decrease)		(3,535)	4,677
Net assets, beginning		10,317	5,640
Net assets, ending		$6,782	$10,317

Units sold		2,354	2,798
Units redeemed		(4,696)	(464)
Net increase (decrease)		(2,342)	2,334
Units outstanding, beginning		7,294	4,960
Units outstanding, ending		4,952	7,294

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,246
Cost of units redeemed/account charges			(7,819)
Net investment income (loss)			109
Net realized gain (loss)			2,131
Realized gain distributions			47
Net change in unrealized appreciation (depreciation)			68
Net assets			$6,782

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	5	$7	1.25%	-3.2%	12/31/2021	$1.38	0	$0	1.00%	-2.9%	12/31/2021	$1.39	0	$0	0.75%	-2.7%
12/31/2020	1.41	7	10	1.25%	24.4%	12/31/2020	1.42	0	0	1.00%	24.7%	12/31/2020	1.43	0	0	0.75%	25.0%
12/31/2019	1.14	5	6	1.25%	13.7%	12/31/2019	1.14	0	0	1.00%	13.9%	12/31/2019	1.14	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	-2.4%	12/31/2021	$1.40	0	$0	0.25%	-2.2%	12/31/2021	$1.41	0	$0	0.00%	-1.9%
12/31/2020	1.43	0	0	0.50%	25.3%	12/31/2020	1.44	0	0	0.25%	25.6%	12/31/2020	1.44	0	0	0.00%	26.0%
12/31/2019	1.14	0	0	0.50%	14.2%	12/31/2019	1.14	0	0	0.25%	14.3%	12/31/2019	1.14	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	0.3%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Small Cap Value Fund R6 Class - 06-3CN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,652	$68,936	880
Receivables: investments sold	-
Payables: investments purchased	(9,843)
Net assets	$71,809

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,809	54,106	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$71,809	54,106

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$525
Mortality & expense charges			(1,127)
Net investment income (loss)			(602)

Gain (loss) on investments:
Net realized gain (loss)			18,013
Realized gain distributions			2,968
Net change in unrealized appreciation (depreciation)			2,878
Net gain (loss)			23,859

Increase (decrease) in net assets from operations			$23,257

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(602)	$(117)
Net realized gain (loss)		18,013	(8,761)
Realized gain distributions		2,968	-
Net change in unrealized appreciation (depreciation)		2,878	7,039

Increase (decrease) in net assets from operations		23,257	(1,839)

Contract owner transactions:
Proceeds from units sold		41,494	41,714
Cost of units redeemed		(76,194)	(34,283)
Account charges		(27)	(74)
Increase (decrease)		(34,727)	7,357
Net increase (decrease)		(11,470)	5,518
Net assets, beginning		83,279	77,761
Net assets, ending		$71,809	$83,279

Units sold		35,064	51,171
Units redeemed		(64,280)	(43,875)
Net increase (decrease)		(29,216)	7,296
Units outstanding, beginning		83,322	76,026
Units outstanding, ending		54,106	83,322

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$195,472
Cost of units redeemed/account charges			(150,790)
Net investment income (loss)			(193)
Net realized gain (loss)			9,298
Realized gain distributions			5,306
Net change in unrealized appreciation (depreciation)			12,716
Net assets			$71,809

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	54	$72	1.25%	32.8%	12/31/2021	$1.34	0	$0	1.00%	33.1%	12/31/2021	$1.35	0	$0	0.75%	33.5%
12/31/2020	1.00	83	83	1.25%	-2.3%	12/31/2020	1.01	0	0	1.00%	-2.0%	12/31/2020	1.01	0	0	0.75%	-1.8%
12/31/2019	1.02	76	78	1.25%	26.8%	12/31/2019	1.03	0	0	1.00%	27.1%	12/31/2019	1.03	0	0	0.75%	27.4%
12/31/2018	0.81	0	0	1.25%	-19.3%	12/31/2018	0.81	0	0	1.00%	-19.2%	12/31/2018	0.81	0	0	0.75%	-19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	0.50%	33.8%	12/31/2021	$1.38	0	$0	0.25%	34.1%	12/31/2021	$1.39	0	$0	0.00%	34.5%
12/31/2020	1.02	0	0	0.50%	-1.5%	12/31/2020	1.03	0	0	0.25%	-1.3%	12/31/2020	1.03	0	0	0.00%	-1.1%
12/31/2019	1.04	0	0	0.50%	27.7%	12/31/2019	1.04	0	0	0.25%	28.1%	12/31/2019	1.04	0	0	0.00%	28.4%
12/31/2018	0.81	0	0	0.50%	-18.9%	12/31/2018	0.81	0	0	0.25%	-18.8%	12/31/2018	0.81	0	0	0.00%	-18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	1.0%
2019	2.5%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Small Cap Core Fund R6 Class - 06-3GP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$252,605	$241,734	8,079
Receivables: investments sold	453
Payables: investments purchased	-
Net assets	$253,058

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$253,058	185,612	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$253,058	185,612

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$746
Mortality & expense charges			(1,890)
Net investment income (loss)			(1,144)

Gain (loss) on investments:
Net realized gain (loss)			5,043
Realized gain distributions			14,514
Net change in unrealized appreciation (depreciation)			(710)
Net gain (loss)			18,847

Increase (decrease) in net assets from operations			$17,703

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,144)	$(168)
Net realized gain (loss)		5,043	987
Realized gain distributions		14,514	236
Net change in unrealized appreciation (depreciation)		(710)	11,465

Increase (decrease) in net assets from operations		17,703	12,520

Contract owner transactions:
Proceeds from units sold		210,652	27,826
Cost of units redeemed		(9,962)	(7,733)
Account charges		(248)	(108)
Increase (decrease)		200,442	19,985
Net increase (decrease)		218,145	32,505
Net assets, beginning		34,913	2,408
Net assets, ending		$253,058	$34,913

Units sold		162,125	37,692
Units redeemed		(7,707)	(8,953)
Net increase (decrease)		154,418	28,739
Units outstanding, beginning		31,194	2,455
Units outstanding, ending		185,612	31,194

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$240,739
Cost of units redeemed/account charges			(18,051)
Net investment income (loss)			(1,318)
Net realized gain (loss)			6,030
Realized gain distributions			14,787
Net change in unrealized appreciation (depreciation)			10,871
Net assets			$253,058

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	186	$253	1.25%	21.8%	12/31/2021	$1.38	0	$0	1.00%	22.1%	12/31/2021	$1.39	0	$0	0.75%	22.4%
12/31/2020	1.12	31	35	1.25%	14.1%	12/31/2020	1.13	0	0	1.00%	14.4%	12/31/2020	1.13	0	0	0.75%	14.7%
12/31/2019	0.98	2	2	1.25%	24.6%	12/31/2019	0.98	0	0	1.00%	24.9%	12/31/2019	0.99	0	0	0.75%	25.2%
12/31/2018	0.79	0	0	1.25%	-21.3%	12/31/2018	0.79	0	0	1.00%	-21.2%	12/31/2018	0.79	0	0	0.75%	-21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	22.7%	12/31/2021	$1.41	0	$0	0.25%	23.0%	12/31/2021	$1.42	0	$0	0.00%	23.3%
12/31/2020	1.14	0	0	0.50%	14.9%	12/31/2020	1.15	0	0	0.25%	15.2%	12/31/2020	1.15	0	0	0.00%	15.5%
12/31/2019	0.99	0	0	0.50%	25.5%	12/31/2019	1.00	0	0	0.25%	25.8%	12/31/2019	1.00	0	0	0.00%	26.2%
12/31/2018	0.79	0	0	0.50%	-21.0%	12/31/2018	0.79	0	0	0.25%	-20.9%	12/31/2018	0.79	0	0	0.00%	-20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.6%
2019	1.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Assets Fund A Class - 06-621

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,945	$57,757	4,602
Receivables: investments sold	-
Payables: investments purchased	(703)
Net assets	$60,242

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,242	29,331	$2.05
Band 100	-	-	2.12
Band 75	-	-	2.19
Band 50	-	-	2.26
Band 25	-	-	2.33
Band 0	-	-	2.41
Total	$60,242	29,331

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,582
Mortality & expense charges			(1,677)
Net investment income (loss)			1,905

Gain (loss) on investments:
Net realized gain (loss)			19,105
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(131)
Net gain (loss)			18,974

Increase (decrease) in net assets from operations			$20,879

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,905	$577
Net realized gain (loss)		19,105	8,842
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(131)	(15,830)

Increase (decrease) in net assets from operations		20,879	(6,411)

Contract owner transactions:
Proceeds from units sold		215,934	8,545
Cost of units redeemed		(210,347)	(207,825)
Account charges		(209)	(222)
Increase (decrease)		5,378	(199,502)
Net increase (decrease)		26,257	(205,913)
Net assets, beginning		33,985	239,898
Net assets, ending		$60,242	$33,985

Units sold		111,967	57,277
Units redeemed		(102,811)	(175,128)
Net increase (decrease)		9,156	(117,851)
Units outstanding, beginning		20,175	138,026
Units outstanding, ending		29,331	20,175

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$927,594
Cost of units redeemed/account charges			(913,667)
Net investment income (loss)			20,343
Net realized gain (loss)			22,784
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,188
Net assets			$60,242

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.05	29	$60	1.25%	21.9%	12/31/2021	$2.12	0	$0	1.00%	22.2%	12/31/2021	$2.19	0	$0	0.75%	22.5%
12/31/2020	1.68	20	34	1.25%	2.4%	12/31/2020	1.73	0	0	1.00%	2.7%	12/31/2020	1.79	0	0	0.75%	2.9%
12/31/2019	1.64	83	137	1.25%	19.9%	12/31/2019	1.69	0	0	1.00%	20.2%	12/31/2019	1.73	0	0	0.75%	20.5%
12/31/2018	1.37	24	33	1.25%	-6.6%	12/31/2018	1.41	0	0	1.00%	-6.3%	12/31/2018	1.44	0	0	0.75%	-6.1%
12/31/2017	1.47	3	5	1.25%	13.3%	12/31/2017	1.50	0	0	1.00%	13.5%	12/31/2017	1.53	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.26	0	$0	0.50%	22.8%	12/31/2021	$2.33	0	$0	0.25%	23.2%	12/31/2021	$2.41	0	$0	0.00%	23.5%
12/31/2020	1.84	0	0	0.50%	3.2%	12/31/2020	1.89	0	0	0.25%	3.4%	12/31/2020	1.95	0	0	0.00%	3.7%
12/31/2019	1.78	0	0	0.50%	20.8%	12/31/2019	1.83	0	0	0.25%	21.1%	12/31/2019	1.88	55	103	0.00%	21.4%
12/31/2018	1.47	0	0	0.50%	-5.8%	12/31/2018	1.51	0	0	0.25%	-5.6%	12/31/2018	1.55	52	80	0.00%	-5.4%
12/31/2017	1.57	0	0	0.50%	14.1%	12/31/2017	1.60	0	0	0.25%	14.4%	12/31/2017	1.64	50	82	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.6%
2020	0.8%
2019	1.6%
2018	1.6%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Mid Cap Value Fund A Class - 06-622

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$204,721	$170,927	10,153
Receivables: investments sold	-
Payables: investments purchased	(1,645)
Net assets	$203,076

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$100,736	22,042	$4.57
Band 100	102,340	21,695	4.72
Band 75	-	-	4.87
Band 50	-	-	5.03
Band 25	-	-	5.19
Band 0	-	-	5.35
Total	$203,076	43,737

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$993
Mortality & expense charges			(2,123)
Net investment income (loss)			(1,130)

Gain (loss) on investments:
Net realized gain (loss)			2,851
Realized gain distributions			21,567
Net change in unrealized appreciation (depreciation)			21,823
Net gain (loss)			46,241

Increase (decrease) in net assets from operations			$45,111

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,130)	$(572)
Net realized gain (loss)		2,851	(5,145)
Realized gain distributions		21,567	4,851
Net change in unrealized appreciation (depreciation)		21,823	25,312

Increase (decrease) in net assets from operations		45,111	24,446

Contract owner transactions:
Proceeds from units sold		5,113	2,106
Cost of units redeemed		(16,714)	(47,727)
Account charges		(26)	(30)
Increase (decrease)		(11,627)	(45,651)
Net increase (decrease)		33,484	(21,205)
Net assets, beginning		169,592	190,797
Net assets, ending		$203,076	$169,592

Units sold		1,270	806
Units redeemed		(4,058)	(15,794)
Net increase (decrease)		(2,788)	(14,988)
Units outstanding, beginning		46,525	61,513
Units outstanding, ending		43,737	46,525

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$583,172
Cost of units redeemed/account charges			(516,441)
Net investment income (loss)			(7,165)
Net realized gain (loss)			18,229
Realized gain distributions			91,487
Net change in unrealized appreciation (depreciation)			33,794
Net assets			$203,076

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.57	22	$101	1.25%	27.2%	12/31/2021	$4.72	22	$102	1.00%	27.5%	12/31/2021	$4.87	0	$0	0.75%	27.8%
12/31/2020	3.59	24	87	1.25%	17.3%	12/31/2020	3.70	22	83	1.00%	17.6%	12/31/2020	3.81	0	0	0.75%	17.9%
12/31/2019	3.06	33	102	1.25%	26.1%	12/31/2019	3.15	28	89	1.00%	26.4%	12/31/2019	3.23	0	0	0.75%	26.7%
12/31/2018	2.43	37	91	1.25%	-18.3%	12/31/2018	2.49	31	77	1.00%	-18.1%	12/31/2018	2.55	0	0	0.75%	-17.9%
12/31/2017	2.97	23	68	1.25%	11.4%	12/31/2017	3.04	28	85	1.00%	11.6%	12/31/2017	3.10	0	0	0.75%	11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.03	0	$0	0.50%	28.1%	12/31/2021	$5.19	0	$0	0.25%	28.4%	12/31/2021	$5.35	0	$0	0.00%	28.8%
12/31/2020	3.92	0	0	0.50%	18.2%	12/31/2020	4.04	0	0	0.25%	18.5%	12/31/2020	4.16	0	0	0.00%	18.8%
12/31/2019	3.32	0	0	0.50%	27.1%	12/31/2019	3.41	0	0	0.25%	27.4%	12/31/2019	3.50	0	0	0.00%	27.7%
12/31/2018	2.61	0	0	0.50%	-17.7%	12/31/2018	2.68	0	0	0.25%	-17.4%	12/31/2018	2.74	0	0	0.00%	-17.2%
12/31/2017	3.17	0	0	0.50%	12.2%	12/31/2017	3.24	0	0	0.25%	12.5%	12/31/2017	3.31	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.7%
2019	0.7%
2018	1.1%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Estate Securities Fund A Class - 06-613

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$731,326	$634,937	26,507
Receivables: investments sold	-
Payables: investments purchased	(5,804)
Net assets	$725,522

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$725,522	275,545	$2.63
Band 100	-	-	2.70
Band 75	-	-	2.78
Band 50	-	-	2.85
Band 25	-	-	2.93
Band 0	-	-	3.00
Total	$725,522	275,545

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,398
Mortality & expense charges			(7,018)
Net investment income (loss)			(620)

Gain (loss) on investments:
Net realized gain (loss)			50,895
Realized gain distributions			39,346
Net change in unrealized appreciation (depreciation)			103,808
Net gain (loss)			194,049

Increase (decrease) in net assets from operations			$193,429

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(620)	$2,268
Net realized gain (loss)		50,895	(20,504)
Realized gain distributions		39,346	6,913
Net change in unrealized appreciation (depreciation)		103,808	(33,412)

Increase (decrease) in net assets from operations		193,429	(44,735)

Contract owner transactions:
Proceeds from units sold		439,427	136,464
Cost of units redeemed		(372,505)	(227,839)
Account charges		(340)	(358)
Increase (decrease)		66,582	(91,733)
Net increase (decrease)		260,011	(136,468)
Net assets, beginning		465,511	601,979
Net assets, ending		$725,522	$465,511

Units sold		195,537	76,475
Units redeemed		(166,636)	(129,246)
Net increase (decrease)		28,901	(52,771)
Units outstanding, beginning		246,644	299,415
Units outstanding, ending		275,545	246,644

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,211,145
Cost of units redeemed/account charges			(4,171,140)
Net investment income (loss)			62,686
Net realized gain (loss)			73,676
Realized gain distributions			452,766
Net change in unrealized appreciation (depreciation)			96,389
Net assets			$725,522

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.63	276	$726	1.25%	40.8%	12/31/2021	$2.70	0	$0	1.00%	41.1%	12/31/2021	$2.78	0	$0	0.75%	41.5%
12/31/2020	1.87	229	429	1.25%	-6.4%	12/31/2020	1.92	0	0	1.00%	-6.1%	12/31/2020	1.96	0	0	0.75%	-5.9%
12/31/2019	2.00	283	565	1.25%	27.5%	12/31/2019	2.04	0	0	1.00%	27.8%	12/31/2019	2.09	0	0	0.75%	28.1%
12/31/2018	1.57	337	529	1.25%	-4.7%	12/31/2018	1.60	0	0	1.00%	-4.5%	12/31/2018	1.63	0	0	0.75%	-4.2%
12/31/2017	1.64	427	702	1.25%	4.8%	12/31/2017	1.67	0	0	1.00%	5.1%	12/31/2017	1.70	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.85	0	$0	0.50%	41.8%	12/31/2021	$2.93	0	$0	0.25%	42.2%	12/31/2021	$3.00	0	$0	0.00%	42.5%
12/31/2020	2.01	0	0	0.50%	-5.7%	12/31/2020	2.06	0	0	0.25%	-5.4%	12/31/2020	2.11	18	37	0.00%	-5.2%
12/31/2019	2.13	0	0	0.50%	28.5%	12/31/2019	2.18	0	0	0.25%	28.8%	12/31/2019	2.22	17	37	0.00%	29.1%
12/31/2018	1.66	0	0	0.50%	-4.0%	12/31/2018	1.69	0	0	0.25%	-3.7%	12/31/2018	1.72	53	91	0.00%	-3.5%
12/31/2017	1.73	0	0	0.50%	5.6%	12/31/2017	1.75	0	0	0.25%	5.8%	12/31/2017	1.78	63	112	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.4%
2019	1.9%
2018	1.9%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Estate Securities Fund S Class - 06-617

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,302,330	$2,808,986	118,200
Receivables: investments sold	-
Payables: investments purchased	(47,090)
Net assets	$3,255,240

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,255,240	1,206,293	$2.70
Band 100	-	-	2.77
Band 75	-	-	2.84
Band 50	-	-	2.92
Band 25	-	-	3.00
Band 0	-	-	3.08
Total	$3,255,240	1,206,293

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$50,258
Mortality & expense charges			(52,154)
Net investment income (loss)			(1,896)

Gain (loss) on investments:
Net realized gain (loss)			513,274
Realized gain distributions			189,036
Net change in unrealized appreciation (depreciation)			629,146
Net gain (loss)			1,331,456

Increase (decrease) in net assets from operations			$1,329,560

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,896)	$24,135
Net realized gain (loss)		513,274	(123,446)
Realized gain distributions		189,036	58,691
Net change in unrealized appreciation (depreciation)		629,146	(330,436)

Increase (decrease) in net assets from operations		1,329,560	(371,056)

Contract owner transactions:
Proceeds from units sold		3,057,317	1,538,664
Cost of units redeemed		(5,293,000)	(3,525,818)
Account charges		(6,923)	(2,117)
Increase (decrease)		(2,242,606)	(1,989,271)
Net increase (decrease)		(913,046)	(2,360,327)
Net assets, beginning		4,168,286	6,528,613
Net assets, ending		$3,255,240	$4,168,286

Units sold		1,436,987	890,338
Units redeemed		(2,408,780)	(1,912,855)
Net increase (decrease)		(971,793)	(1,022,517)
Units outstanding, beginning		2,178,086	3,200,603
Units outstanding, ending		1,206,293	2,178,086

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$22,501,349
Cost of units redeemed/account charges			(22,593,843)
Net investment income (loss)			310,341
Net realized gain (loss)			439,144
Realized gain distributions			2,104,905
Net change in unrealized appreciation (depreciation)			493,344
Net assets			$3,255,240

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.70	1,206	$3,255	1.25%	41.0%	12/31/2021	$2.77	0	$0	1.00%	41.4%	12/31/2021	$2.84	0	$0	0.75%	41.7%
12/31/2020	1.91	2,178	4,168	1.25%	-6.2%	12/31/2020	1.96	0	0	1.00%	-5.9%	12/31/2020	2.01	0	0	0.75%	-5.7%
12/31/2019	2.04	3,201	6,529	1.25%	27.8%	12/31/2019	2.08	0	0	1.00%	28.1%	12/31/2019	2.13	0	0	0.75%	28.4%
12/31/2018	1.60	2,391	3,817	1.25%	-4.5%	12/31/2018	1.63	0	0	1.00%	-4.3%	12/31/2018	1.66	0	0	0.75%	-4.0%
12/31/2017	1.67	3,054	5,104	1.25%	5.1%	12/31/2017	1.70	0	0	1.00%	5.4%	12/31/2017	1.73	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.92	0	$0	0.50%	42.1%	12/31/2021	$3.00	0	$0	0.25%	42.4%	12/31/2021	$3.08	0	$0	0.00%	42.8%
12/31/2020	2.06	0	0	0.50%	-5.5%	12/31/2020	2.10	0	0	0.25%	-5.2%	12/31/2020	2.16	0	0	0.00%	-5.0%
12/31/2019	2.17	0	0	0.50%	28.8%	12/31/2019	2.22	0	0	0.25%	29.1%	12/31/2019	2.27	0	0	0.00%	29.4%
12/31/2018	1.69	0	0	0.50%	-3.8%	12/31/2018	1.72	0	0	0.25%	-3.5%	12/31/2018	1.75	0	0	0.00%	-3.3%
12/31/2017	1.75	0	0	0.50%	5.9%	12/31/2017	1.78	0	0	0.25%	6.2%	12/31/2017	1.81	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.4%
2019	2.0%
2018	2.4%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Enhanced Commodity Strategy Fund S Class - 06-608 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.07
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(3)
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	(3)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	(3)
Net assets, beginning		-	3
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(4)
Net increase (decrease)		-	(4)
Units outstanding, beginning		-	4
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$201,649
Cost of units redeemed/account charges			(192,899)
Net investment income (loss)			12,094
Net realized gain (loss)			(20,844)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	28.1%	12/31/2021	$1.01	0	$0	1.00%	28.4%	12/31/2021	$1.03	0	$0	0.75%	28.8%
12/31/2020	0.78	0	0	1.25%	-3.1%	12/31/2020	0.79	0	0	1.00%	-2.9%	12/31/2020	0.80	0	0	0.75%	-2.6%
12/31/2019	0.80	0	0	1.25%	1.3%	12/31/2019	0.81	0	0	1.00%	1.5%	12/31/2019	0.82	0	0	0.75%	1.8%
12/31/2018	0.79	157	124	1.25%	-12.8%	12/31/2018	0.80	0	0	1.00%	-12.6%	12/31/2018	0.81	0	0	0.75%	-12.3%
12/31/2017	0.91	190	172	1.25%	0.2%	12/31/2017	0.92	0	0	1.00%	0.4%	12/31/2017	0.92	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	0.50%	29.1%	12/31/2021	$1.07	0	$0	0.25%	29.4%	12/31/2021	$1.09	0	$0	0.00%	29.7%
12/31/2020	0.81	0	0	0.50%	-2.4%	12/31/2020	0.83	0	0	0.25%	-2.1%	12/31/2020	0.84	0	0	0.00%	-1.9%
12/31/2019	0.83	0	0	0.50%	2.0%	12/31/2019	0.84	0	0	0.25%	2.3%	12/31/2019	0.85	0	0	0.00%	2.5%
12/31/2018	0.82	0	0	0.50%	-12.1%	12/31/2018	0.83	0	0	0.25%	-11.9%	12/31/2018	0.83	0	0	0.00%	-11.7%
12/31/2017	0.93	0	0	0.50%	0.9%	12/31/2017	0.94	0	0	0.25%	1.2%	12/31/2017	0.94	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.6%
2018	9.0%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Global Infrastructure Fund S Class - 06-614 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	0	$0	1.25%	18.8%	12/31/2021	$1.34	0	$0	1.00%	19.1%	12/31/2021	$1.36	0	$0	0.75%	19.4%
12/31/2020	1.11	0	0	1.25%	-3.3%	12/31/2020	1.12	0	0	1.00%	-3.1%	12/31/2020	1.14	0	0	0.75%	-2.8%
12/31/2019	1.14	0	0	1.25%	27.6%	12/31/2019	1.16	0	0	1.00%	27.9%	12/31/2019	1.17	0	0	0.75%	28.2%
12/31/2018	0.90	0	0	1.25%	-12.2%	12/31/2018	0.91	0	0	1.00%	-11.9%	12/31/2018	0.92	0	0	0.75%	-11.7%
12/31/2017	1.02	0	0	1.25%	12.0%	12/31/2017	1.03	0	0	1.00%	12.3%	12/31/2017	1.04	0	0	0.75%	12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	0.50%	19.7%	12/31/2021	$1.41	0	$0	0.25%	20.0%	12/31/2021	$1.43	0	$0	0.00%	20.3%
12/31/2020	1.16	0	0	0.50%	-2.6%	12/31/2020	1.17	0	0	0.25%	-2.3%	12/31/2020	1.19	0	0	0.00%	-2.1%
12/31/2019	1.19	0	0	0.50%	28.5%	12/31/2019	1.20	0	0	0.25%	28.8%	12/31/2019	1.22	0	0	0.00%	29.2%
12/31/2018	0.92	0	0	0.50%	-11.5%	12/31/2018	0.93	0	0	0.25%	-11.3%	12/31/2018	0.94	0	0	0.00%	-11.1%
12/31/2017	1.04	0	0	0.50%	12.9%	12/31/2017	1.05	0	0	0.25%	13.2%	12/31/2017	1.06	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Enhanced Commodity Strategy Fund A Class - 06-916

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	1.00
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	(13)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	9

Increase (decrease) in net assets from operations		-	(4)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(36)
Account charges		-	-
Increase (decrease)		-	(36)
Net increase (decrease)		-	(40)
Net assets, beginning		-	40
Net assets, ending		$-	$-

Units sold		-	3
Units redeemed		-	(53)
Net increase (decrease)		-	(50)
Units outstanding, beginning		-	50
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,842
Cost of units redeemed/account charges			(4,128)
Net investment income (loss)			100
Net realized gain (loss)			186
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	0	$0	1.25%	27.8%	12/31/2021	$1.00	0	$0	1.00%	28.1%	12/31/2021	$1.02	0	$0	0.75%	28.4%
12/31/2020	0.77	0	0	1.25%	-3.2%	12/31/2020	0.78	0	0	1.00%	-3.0%	12/31/2020	0.79	0	0	0.75%	-2.7%
12/31/2019	0.79	0	0	1.25%	1.1%	12/31/2019	0.80	0	0	1.00%	1.3%	12/31/2019	0.81	0	0	0.75%	1.6%
12/31/2018	0.79	0	0	1.25%	-13.0%	12/31/2018	0.79	0	0	1.00%	-12.8%	12/31/2018	0.80	0	0	0.75%	-12.6%
12/31/2017	0.90	0	0	1.25%	0.0%	12/31/2017	0.91	0	0	1.00%	0.2%	12/31/2017	0.92	0	0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	0.50%	28.8%	12/31/2021	$1.05	0	$0	0.25%	29.1%	12/31/2021	$1.07	0	$0	0.00%	29.4%
12/31/2020	0.80	0	0	0.50%	-2.5%	12/31/2020	0.82	0	0	0.25%	-2.3%	12/31/2020	0.83	0	0	0.00%	-2.0%
12/31/2019	0.82	0	0	0.50%	1.8%	12/31/2019	0.84	0	0	0.25%	2.1%	12/31/2019	0.85	0	0	0.00%	2.3%
12/31/2018	0.81	0	0	0.50%	-12.3%	12/31/2018	0.82	0	0	0.25%	-12.1%	12/31/2018	0.83	0	0	0.00%	-11.9%
12/31/2017	0.92	0	0	0.50%	0.7%	12/31/2017	0.93	0	0	0.25%	1.0%	12/31/2017	0.94	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	9.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Global Infrastructure Fund A Class - 06-917 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	1.25%	18.7%	12/31/2021	$1.32	0	$0	1.00%	19.0%	12/31/2021	$1.35	0	$0	0.75%	19.3%
12/31/2020	1.09	0	0	1.25%	-3.5%	12/31/2020	1.11	0	0	1.00%	-3.2%	12/31/2020	1.13	0	0	0.75%	-3.0%
12/31/2019	1.13	0	0	1.25%	27.3%	12/31/2019	1.15	0	0	1.00%	27.6%	12/31/2019	1.16	0	0	0.75%	28.0%
12/31/2018	0.89	0	0	1.25%	-12.3%	12/31/2018	0.90	0	0	1.00%	-12.1%	12/31/2018	0.91	0	0	0.75%	-11.9%
12/31/2017	1.02	0	0	1.25%	11.8%	12/31/2017	1.02	0	0	1.00%	12.1%	12/31/2017	1.03	0	0	0.75%	12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	0.50%	19.6%	12/31/2021	$1.39	0	$0	0.25%	19.9%	12/31/2021	$1.42	0	$0	0.00%	20.2%
12/31/2020	1.14	0	0	0.50%	-2.7%	12/31/2020	1.16	0	0	0.25%	-2.5%	12/31/2020	1.18	0	0	0.00%	-2.2%
12/31/2019	1.18	0	0	0.50%	28.3%	12/31/2019	1.19	0	0	0.25%	28.6%	12/31/2019	1.21	0	0	0.00%	28.9%
12/31/2018	0.92	0	0	0.50%	-11.7%	12/31/2018	0.93	0	0	0.25%	-11.5%	12/31/2018	0.94	0	0	0.00%	-11.2%
12/31/2017	1.04	0	0	0.50%	12.7%	12/31/2017	1.05	0	0	0.25%	12.9%	12/31/2017	1.05	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,820,244	$6,682,201	281,610
Receivables: investments sold	-
Payables: investments purchased	(126,654)
Net assets	$7,693,590

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,693,590	4,435,601	$1.73
Band 100	-	-	1.76
Band 75	-	-	1.78
Band 50	-	-	1.80
Band 25	-	-	1.82
Band 0	-	-	1.85
Total	$7,693,590	4,435,601

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$84,094
Mortality & expense charges			(61,472)
Net investment income (loss)			22,622

Gain (loss) on investments:
Net realized gain (loss)			159,357
Realized gain distributions			473,238
Net change in unrealized appreciation (depreciation)			1,145,606
Net gain (loss)			1,778,201

Increase (decrease) in net assets from operations			$1,800,823

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,622	$23,377
Net realized gain (loss)		159,357	(313,764)
Realized gain distributions		473,238	48,606
Net change in unrealized appreciation (depreciation)		1,145,606	(28,672)

Increase (decrease) in net assets from operations		1,800,823	(270,453)

Contract owner transactions:
Proceeds from units sold		5,613,244	1,605,830
Cost of units redeemed		(1,481,939)	(2,409,515)
Account charges		(2,258)	(1,280)
Increase (decrease)		4,129,047	(804,965)
Net increase (decrease)		5,929,870	(1,075,418)
Net assets, beginning		1,763,720	2,839,138
Net assets, ending		$7,693,590	$1,763,720

Units sold		3,981,338	1,345,557
Units redeemed		(983,023)	(2,084,901)
Net increase (decrease)		2,998,315	(739,344)
Units outstanding, beginning		1,437,286	2,176,630
Units outstanding, ending		4,435,601	1,437,286

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,399,455
Cost of units redeemed/account charges			(7,694,331)
Net investment income (loss)			93,070
Net realized gain (loss)			35,894
Realized gain distributions			721,459
Net change in unrealized appreciation (depreciation)			1,138,043
Net assets			$7,693,590

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.73	4,436	$7,694	1.25%	41.3%	12/31/2021	$1.76	0	$0	1.00%	41.7%	12/31/2021	$1.78	0	$0	0.75%	42.1%
12/31/2020	1.23	1,437	1,764	1.25%	-5.9%	12/31/2020	1.24	0	0	1.00%	-5.7%	12/31/2020	1.25	0	0	0.75%	-5.5%
12/31/2019	1.30	2,177	2,839	1.25%	28.0%	12/31/2019	1.31	0	0	1.00%	28.4%	12/31/2019	1.32	0	0	0.75%	28.7%
12/31/2018	1.02	1,960	1,997	1.25%	-4.3%	12/31/2018	1.02	0	0	1.00%	-4.1%	12/31/2018	1.03	0	0	0.75%	-3.8%
12/31/2017	1.06	340	361	1.25%	5.3%	12/31/2017	1.07	0	0	1.00%	5.6%	12/31/2017	1.07	0	0	0.75%	5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.80	0	$0	0.50%	42.4%	12/31/2021	$1.82	0	$0	0.25%	42.8%	12/31/2021	$1.85	0	$0	0.00%	43.1%
12/31/2020	1.27	0	0	0.50%	-5.2%	12/31/2020	1.28	0	0	0.25%	-5.0%	12/31/2020	1.29	0	0	0.00%	-4.7%
12/31/2019	1.33	0	0	0.50%	29.0%	12/31/2019	1.34	0	0	0.25%	29.3%	12/31/2019	1.36	0	0	0.00%	29.7%
12/31/2018	1.03	0	0	0.50%	-3.6%	12/31/2018	1.04	0	0	0.25%	-3.3%	12/31/2018	1.05	0	0	0.00%	-3.1%
12/31/2017	1.07	0	0	0.50%	6.1%	12/31/2017	1.08	0	0	0.25%	6.4%	12/31/2017	1.08	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	2.4%
2019	2.5%
2018	2.8%
2017	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS CROCI U.S. Fund A Class - 06-FNF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,707	$51,010	4,783
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$62,705

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,783	37,175	$1.50
Band 100	6,922	4,554	1.52
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$62,705	41,729

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$831
Mortality & expense charges			(682)
Net investment income (loss)			149

Gain (loss) on investments:
Net realized gain (loss)			500
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,876
Net gain (loss)			11,376

Increase (decrease) in net assets from operations			$11,525

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$149	$329
Net realized gain (loss)		500	(593)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,876	(3,474)

Increase (decrease) in net assets from operations		11,525	(3,738)

Contract owner transactions:
Proceeds from units sold		14,784	13,226
Cost of units redeemed		(2,673)	(6,902)
Account charges		(7)	(9)
Increase (decrease)		12,104	6,315
Net increase (decrease)		23,629	2,577
Net assets, beginning		39,076	36,499
Net assets, ending		$62,705	$39,076

Units sold		11,239	12,521
Units redeemed		(1,949)	(6,153)
Net increase (decrease)		9,290	6,368
Units outstanding, beginning		32,439	26,071
Units outstanding, ending		41,729	32,439

* Date of Fund Inception into Variable Account: 11 /17 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$123,911
Cost of units redeemed/account charges			(81,578)
Net investment income (loss)			625
Net realized gain (loss)			6,048
Realized gain distributions			2,002
Net change in unrealized appreciation (depreciation)			11,697
Net assets			$62,705

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	37	$56	1.25%	24.7%	12/31/2021	$1.52	5	$7	1.00%	25.1%	12/31/2021	$1.54	0	$0	0.75%	25.4%
12/31/2020	1.20	28	34	1.25%	-14.0%	12/31/2020	1.22	5	6	1.00%	-13.7%	12/31/2020	1.23	0	0	0.75%	-13.5%
12/31/2019	1.40	22	30	1.25%	31.0%	12/31/2019	1.41	5	6	1.00%	31.4%	12/31/2019	1.42	0	0	0.75%	31.7%
12/31/2018	1.07	15	15	1.25%	-12.4%	12/31/2018	1.07	5	6	1.00%	-12.1%	12/31/2018	1.08	0	0	0.75%	-11.9%
12/31/2017	1.22	17	21	1.25%	20.1%	12/31/2017	1.22	8	10	1.00%	20.4%	12/31/2017	1.22	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	0	$0	0.50%	25.7%	12/31/2021	$1.58	0	$0	0.25%	26.0%	12/31/2021	$1.60	0	$0	0.00%	26.3%
12/31/2020	1.24	0	0	0.50%	-13.3%	12/31/2020	1.25	0	0	0.25%	-13.1%	12/31/2020	1.27	0	0	0.00%	-12.9%
12/31/2019	1.43	0	0	0.50%	32.0%	12/31/2019	1.44	0	0	0.25%	32.3%	12/31/2019	1.45	0	0	0.00%	32.7%
12/31/2018	1.08	0	0	0.50%	-11.7%	12/31/2018	1.09	0	0	0.25%	-11.5%	12/31/2018	1.10	0	0	0.00%	-11.2%
12/31/2017	1.23	0	0	0.50%	21.0%	12/31/2017	1.23	0	0	0.25%	21.3%	12/31/2017	1.23	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	2.1%
2019	1.9%
2018	2.0%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS CROCI U.S. Fund S Class - 06-FNG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /17 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	1.25%	25.2%	12/31/2021	$1.54	0	$0	1.00%	25.5%	12/31/2021	$1.56	0	$0	0.75%	25.8%
12/31/2020	1.22	0	0	1.25%	-13.7%	12/31/2020	1.23	0	0	1.00%	-13.5%	12/31/2020	1.24	0	0	0.75%	-13.2%
12/31/2019	1.41	0	0	1.25%	31.5%	12/31/2019	1.42	0	0	1.00%	31.8%	12/31/2019	1.43	0	0	0.75%	32.1%
12/31/2018	1.07	0	0	1.25%	-12.1%	12/31/2018	1.08	0	0	1.00%	-11.9%	12/31/2018	1.08	0	0	0.75%	-11.7%
12/31/2017	1.22	0	0	1.25%	20.6%	12/31/2017	1.22	0	0	1.00%	20.9%	12/31/2017	1.23	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	0.50%	26.1%	12/31/2021	$1.60	0	$0	0.25%	26.4%	12/31/2021	$1.63	0	$0	0.00%	26.7%
12/31/2020	1.26	0	0	0.50%	-13.0%	12/31/2020	1.27	0	0	0.25%	-12.8%	12/31/2020	1.28	0	0	0.00%	-12.6%
12/31/2019	1.44	0	0	0.50%	32.5%	12/31/2019	1.46	0	0	0.25%	32.8%	12/31/2019	1.47	0	0	0.00%	33.1%
12/31/2018	1.09	0	0	0.50%	-11.5%	12/31/2018	1.10	0	0	0.25%	-11.2%	12/31/2018	1.10	0	0	0.00%	-11.0%
12/31/2017	1.23	0	0	0.50%	21.5%	12/31/2017	1.24	0	0	0.25%	21.8%	12/31/2017	1.24	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS GNMA Fund A Class - 06-FPY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,084	$18,367	1,332
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$18,096

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,096	17,510	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.10
Total	$18,096	17,510

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$234
Mortality & expense charges			(171)
Net investment income (loss)			63

Gain (loss) on investments:
Net realized gain (loss)			134
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(659)
Net gain (loss)			(525)

Increase (decrease) in net assets from operations			$(462)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$63	$313
Net realized gain (loss)		134	26
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(659)	181

Increase (decrease) in net assets from operations		(462)	520

Contract owner transactions:
Proceeds from units sold		15,002	3,103
Cost of units redeemed		(17,609)	(3,657)
Account charges		(62)	(7)
Increase (decrease)		(2,669)	(561)
Net increase (decrease)		(3,131)	(41)
Net assets, beginning		21,227	21,268
Net assets, ending		$18,096	$21,227

Units sold		14,739	2,833
Units redeemed		(16,586)	(3,492)
Net increase (decrease)		(1,847)	(659)
Units outstanding, beginning		19,357	20,016
Units outstanding, ending		17,510	19,357

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$42,465
Cost of units redeemed/account charges			(25,027)
Net investment income (loss)			845
Net realized gain (loss)			96
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(283)
Net assets			$18,096

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.03	18	$18	1.25%	-2.6%	12/31/2021	$1.05	0	$0	1.00%	-2.3%	12/31/2021	$1.06	0	$0	0.75%	-2.1%
12/31/2020	1.06	6	6	1.25%	1.8%	12/31/2020	1.07	0	0	1.00%	2.0%	12/31/2020	1.08	0	0	0.75%	2.3%
12/31/2019	1.04	9	9	1.25%	5.1%	12/31/2019	1.05	0	0	1.00%	5.3%	12/31/2019	1.06	0	0	0.75%	5.6%
12/31/2018	0.99	7	7	1.25%	-1.1%	12/31/2018	1.00	0	0	1.00%	-0.8%	12/31/2018	1.00	0	0	0.75%	-0.6%
12/31/2017	1.00	8	8	1.25%	0.2%	12/31/2017	1.00	0	0	1.00%	0.4%	12/31/2017	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	0	$0	0.50%	-1.8%	12/31/2021	$1.08	0	$0	0.25%	-1.6%	12/31/2021	$1.10	0	$0	0.00%	-1.3%
12/31/2020	1.09	0	0	0.50%	2.5%	12/31/2020	1.10	0	0	0.25%	2.8%	12/31/2020	1.11	14	15	0.00%	3.0%
12/31/2019	1.06	0	0	0.50%	5.9%	12/31/2019	1.07	0	0	0.25%	6.1%	12/31/2019	1.08	11	12	0.00%	6.4%
12/31/2018	1.01	0	0	0.50%	-0.3%	12/31/2018	1.01	0	0	0.25%	-0.1%	12/31/2018	1.01	0	0	0.00%	0.2%
12/31/2017	1.01	0	0	0.50%	0.8%	12/31/2017	1.01	0	0	0.25%	1.0%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.8%
2019	2.9%
2018	2.3%
2017	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS GNMA Fund S Class - 06-FRC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$116,556	$118,198	8,577
Receivables: investments sold	104
Payables: investments purchased	-
Net assets	$116,660

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$116,660	111,591	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$116,660	111,591

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,535
Mortality & expense charges			(1,423)
Net investment income (loss)			112

Gain (loss) on investments:
Net realized gain (loss)			(6)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,821)
Net gain (loss)			(2,827)

Increase (decrease) in net assets from operations			$(2,715)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$112	$2,145
Net realized gain (loss)		(6)	5,251
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,821)	(1,845)

Increase (decrease) in net assets from operations		(2,715)	5,551

Contract owner transactions:
Proceeds from units sold		13,639	19,438
Cost of units redeemed		(7,556)	(574,589)
Account charges		(121)	(125)
Increase (decrease)		5,962	(555,276)
Net increase (decrease)		3,247	(549,725)
Net assets, beginning		113,413	663,138
Net assets, ending		$116,660	$113,413

Units sold		12,886	31,489
Units redeemed		(7,238)	(539,017)
Net increase (decrease)		5,648	(507,528)
Units outstanding, beginning		105,943	613,471
Units outstanding, ending		111,591	105,943

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,179,320
Cost of units redeemed/account charges			(1,097,643)
Net investment income (loss)			47,105
Net realized gain (loss)			(10,480)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,642)
Net assets			$116,660

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	112	$117	1.25%	-2.3%	12/31/2021	$1.06	0	$0	1.00%	-2.1%	12/31/2021	$1.07	0	$0	0.75%	-1.9%
12/31/2020	1.07	106	113	1.25%	2.0%	12/31/2020	1.08	0	0	1.00%	2.3%	12/31/2020	1.09	0	0	0.75%	2.5%
12/31/2019	1.05	92	96	1.25%	5.3%	12/31/2019	1.06	0	0	1.00%	5.6%	12/31/2019	1.06	0	0	0.75%	5.9%
12/31/2018	1.00	81	81	1.25%	-0.8%	12/31/2018	1.00	0	0	1.00%	-0.6%	12/31/2018	1.01	0	0	0.75%	-0.3%
12/31/2017	1.00	407	409	1.25%	0.5%	12/31/2017	1.01	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	0	$0	0.50%	-1.6%	12/31/2021	$1.10	0	$0	0.25%	-1.4%	12/31/2021	$1.11	0	$0	0.00%	-1.1%
12/31/2020	1.10	0	0	0.50%	2.8%	12/31/2020	1.11	0	0	0.25%	3.0%	12/31/2020	1.12	0	0	0.00%	3.3%
12/31/2019	1.07	0	0	0.50%	6.1%	12/31/2019	1.08	0	0	0.25%	6.4%	12/31/2019	1.09	522	567	0.00%	6.7%
12/31/2018	1.01	0	0	0.50%	-0.1%	12/31/2018	1.01	0	0	0.25%	0.2%	12/31/2018	1.02	472	481	0.00%	0.4%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	435	442	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	0.9%
2019	2.9%
2018	2.7%
2017	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Small Cap Core Fund A Class - 06-GGK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$487,692	$445,980	10,509
Receivables: investments sold	-
Payables: investments purchased	(2,582)
Net assets	$485,110

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$241,543	146,048	$1.65
Band 100	243,567	143,755	1.69
Band 75	-	-	1.69
Band 50	-	-	1.71
Band 25	-	-	1.72
Band 0	-	-	1.74
Total	$485,110	289,803

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,179)
Net investment income (loss)			(4,179)

Gain (loss) on investments:
Net realized gain (loss)			75,172
Realized gain distributions			7,974
Net change in unrealized appreciation (depreciation)			14,439
Net gain (loss)			97,585

Increase (decrease) in net assets from operations			$93,406

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,179)	$(1,390)
Net realized gain (loss)		75,172	(1,469)
Realized gain distributions		7,974	-
Net change in unrealized appreciation (depreciation)		14,439	25,065

Increase (decrease) in net assets from operations		93,406	22,206

Contract owner transactions:
Proceeds from units sold		659,404	36,178
Cost of units redeemed		(459,708)	(21,981)
Account charges		(147)	(131)
Increase (decrease)		199,549	14,066
Net increase (decrease)		292,955	36,272
Net assets, beginning		192,155	155,883
Net assets, ending		$485,110	$192,155

Units sold		446,604	36,288
Units redeemed		(318,397)	(22,818)
Net increase (decrease)		128,207	13,470
Units outstanding, beginning		161,596	148,126
Units outstanding, ending		289,803	161,596

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$869,000
Cost of units redeemed/account charges			(505,197)
Net investment income (loss)			(8,234)
Net realized gain (loss)			70,896
Realized gain distributions			16,933
Net change in unrealized appreciation (depreciation)			41,712
Net assets			$485,110

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	146	$242	1.25%	39.1%	12/31/2021	$1.69	144	$244	1.00%	39.4%	12/31/2021	$1.69	0	$0	0.75%	39.8%
12/31/2020	1.19	162	192	1.25%	13.0%	12/31/2020	1.22	0	0	1.00%	13.3%	12/31/2020	1.21	0	0	0.75%	13.6%
12/31/2019	1.05	148	156	1.25%	20.0%	12/31/2019	1.07	0	0	1.00%	20.5%	12/31/2019	1.06	0	0	0.75%	20.6%
12/31/2018	0.88	94	83	1.25%	-15.4%	12/31/2018	0.89	0	0	1.00%	-14.4%	12/31/2018	0.88	0	0	0.75%	-15.0%
12/31/2017	1.04	80	83	1.25%	3.7%	12/31/2017	1.04	0	0	1.00%	3.9%	12/31/2017	1.04	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	0	$0	0.50%	40.1%	12/31/2021	$1.72	0	$0	0.25%	40.5%	12/31/2021	$1.74	0	$0	0.00%	40.8%
12/31/2020	1.22	0	0	0.50%	13.8%	12/31/2020	1.23	0	0	0.25%	14.1%	12/31/2020	1.24	0	0	0.00%	14.4%
12/31/2019	1.07	0	0	0.50%	20.9%	12/31/2019	1.08	0	0	0.25%	21.2%	12/31/2019	1.08	0	0	0.00%	21.5%
12/31/2018	0.89	0	0	0.50%	-14.8%	12/31/2018	0.89	0	0	0.25%	-14.6%	12/31/2018	0.89	0	0	0.00%	-14.4%
12/31/2017	1.04	0	0	0.50%	3.9%	12/31/2017	1.04	0	0	0.25%	3.9%	12/31/2017	1.04	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.0%
2018	0.2%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Small Cap Core Fund S Class - 06-GGM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,729	$37,964	1,211
Receivables: investments sold	28
Payables: investments purchased	-
Net assets	$58,757

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,757	35,216	$1.67
Band 100	-	-	1.71
Band 75	-	-	1.70
Band 50	-	-	1.72
Band 25	-	-	1.74
Band 0	-	-	1.76
Total	$58,757	35,216

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(767)
Net investment income (loss)			(767)

Gain (loss) on investments:
Net realized gain (loss)			8,030
Realized gain distributions			963
Net change in unrealized appreciation (depreciation)			10,757
Net gain (loss)			19,750

Increase (decrease) in net assets from operations			$18,983

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(767)	$(343)
Net realized gain (loss)		8,030	645
Realized gain distributions		963	-
Net change in unrealized appreciation (depreciation)		10,757	4,591

Increase (decrease) in net assets from operations		18,983	4,893

Contract owner transactions:
Proceeds from units sold		10,316	302
Cost of units redeemed		(20,974)	(17,933)
Account charges		(2)	-
Increase (decrease)		(10,660)	(17,631)
Net increase (decrease)		8,323	(12,738)
Net assets, beginning		50,434	63,172
Net assets, ending		$58,757	$50,434

Units sold		6,939	332
Units redeemed		(13,860)	(17,954)
Net increase (decrease)		(6,921)	(17,622)
Units outstanding, beginning		42,137	59,759
Units outstanding, ending		35,216	42,137

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$422,488
Cost of units redeemed/account charges			(403,191)
Net investment income (loss)			(4,188)
Net realized gain (loss)			15,617
Realized gain distributions			7,266
Net change in unrealized appreciation (depreciation)			20,765
Net assets			$58,757

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.67	35	$59	1.25%	39.4%	12/31/2021	$1.71	0	$0	1.00%	39.7%	12/31/2021	$1.70	0	$0	0.75%	40.1%
12/31/2020	1.20	42	50	1.25%	13.2%	12/31/2020	1.22	0	0	1.00%	13.5%	12/31/2020	1.22	0	0	0.75%	13.8%
12/31/2019	1.06	60	63	1.25%	20.2%	12/31/2019	1.08	0	0	1.00%	20.8%	12/31/2019	1.07	0	0	0.75%	20.8%
12/31/2018	0.88	86	76	1.25%	-15.2%	12/31/2018	0.89	0	0	1.00%	-14.2%	12/31/2018	0.88	0	0	0.75%	-14.8%
12/31/2017	1.04	44	45	1.25%	3.8%	12/31/2017	1.04	0	0	1.00%	4.0%	12/31/2017	1.04	0	0	0.75%	3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.72	0	$0	0.50%	40.4%	12/31/2021	$1.74	0	$0	0.25%	40.8%	12/31/2021	$1.76	0	$0	0.00%	41.1%
12/31/2020	1.23	0	0	0.50%	14.1%	12/31/2020	1.24	0	0	0.25%	14.4%	12/31/2020	1.25	0	0	0.00%	14.6%
12/31/2019	1.07	0	0	0.50%	21.1%	12/31/2019	1.08	0	0	0.25%	21.4%	12/31/2019	1.09	0	0	0.00%	21.7%
12/31/2018	0.89	0	0	0.50%	-14.6%	12/31/2018	0.89	0	0	0.25%	-14.4%	12/31/2018	0.89	0	0	0.00%	-14.2%
12/31/2017	1.04	0	0	0.50%	3.9%	12/31/2017	1.04	0	0	0.25%	3.9%	12/31/2017	1.04	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.3%
2019	0.1%
2018	0.5%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Emerging Markets Equity Fund R6 Class - 06-3VJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,790	$21,121	836
Receivables: investments sold	109
Payables: investments purchased	-
Net assets	$17,899

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,899	15,977	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$17,899	15,977

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$314
Mortality & expense charges			(254)
Net investment income (loss)			60

Gain (loss) on investments:
Net realized gain (loss)			(1,275)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,202)
Net gain (loss)			(5,477)

Increase (decrease) in net assets from operations			$(5,417)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$60	$(66)
Net realized gain (loss)		(1,275)	9,658
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,202)	871

Increase (decrease) in net assets from operations		(5,417)	10,463

Contract owner transactions:
Proceeds from units sold		43,804	93,439
Cost of units redeemed		(28,798)	(95,592)
Account charges		-	-
Increase (decrease)		15,006	(2,153)
Net increase (decrease)		9,589	8,310
Net assets, beginning		8,310	-
Net assets, ending		$17,899	$8,310

Units sold		33,332	82,513
Units redeemed		(23,835)	(76,033)
Net increase (decrease)		9,497	6,480
Units outstanding, beginning		6,480	-
Units outstanding, ending		15,977	6,480

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$137,243
Cost of units redeemed/account charges			(124,390)
Net investment income (loss)			(6)
Net realized gain (loss)			8,383
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,331)
Net assets			$17,899

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	16	$18	1.25%	-12.6%	12/31/2021	$1.13	0	$0	1.00%	-12.4%	12/31/2021	$1.14	0	$0	0.75%	-12.2%
12/31/2020	1.28	6	8	1.25%	17.3%	12/31/2020	1.29	0	0	1.00%	17.6%	12/31/2020	1.29	0	0	0.75%	17.9%
12/31/2019	1.09	0	0	1.25%	9.4%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	0	$0	0.50%	-12.0%	12/31/2021	$1.15	0	$0	0.25%	-11.8%	12/31/2021	$1.16	0	$0	0.00%	-11.5%
12/31/2020	1.30	0	0	0.50%	18.1%	12/31/2020	1.31	0	0	0.25%	18.4%	12/31/2020	1.31	0	0	0.00%	18.7%
12/31/2019	1.10	0	0	0.50%	10.1%	12/31/2019	1.10	0	0	0.25%	10.3%	12/31/2019	1.11	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Emerging Markets Equity Fund A Class - 06-3VN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,718	$27,120	1,236
Receivables: investments sold	1,424
Payables: investments purchased	-
Net assets	$26,142

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,142	23,519	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$26,142	23,519

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$375
Mortality & expense charges			(152)
Net investment income (loss)			223

Gain (loss) on investments:
Net realized gain (loss)			1,431
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,170)
Net gain (loss)			(2,739)

Increase (decrease) in net assets from operations			$(2,516)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$223	$50
Net realized gain (loss)		1,431	3
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,170)	1,435

Increase (decrease) in net assets from operations		(2,516)	1,488

Contract owner transactions:
Proceeds from units sold		23,964	5,092
Cost of units redeemed		(5,892)	-
Account charges		(126)	-
Increase (decrease)		17,946	5,092
Net increase (decrease)		15,430	6,580
Net assets, beginning		10,712	4,132
Net assets, ending		$26,142	$10,712

Units sold		19,656	4,608
Units redeemed		(4,535)	-
Net increase (decrease)		15,121	4,608
Units outstanding, beginning		8,398	3,790
Units outstanding, ending		23,519	8,398

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$32,910
Cost of units redeemed/account charges			(6,130)
Net investment income (loss)			330
Net realized gain (loss)			1,434
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,402)
Net assets			$26,142

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	24	$26	1.25%	-12.9%	12/31/2021	$1.12	0	$0	1.00%	-12.6%	12/31/2021	$1.13	0	$0	0.75%	-12.4%
12/31/2020	1.28	8	11	1.25%	17.0%	12/31/2020	1.28	0	0	1.00%	17.3%	12/31/2020	1.29	0	0	0.75%	17.6%
12/31/2019	1.09	4	4	1.25%	9.0%	12/31/2019	1.09	0	0	1.00%	9.3%	12/31/2019	1.09	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	0	$0	0.50%	-12.2%	12/31/2021	$1.14	0	$0	0.25%	-12.0%	12/31/2021	$1.15	0	$0	0.00%	-11.8%
12/31/2020	1.29	0	0	0.50%	17.9%	12/31/2020	1.30	0	0	0.25%	18.2%	12/31/2020	1.31	0	0	0.00%	18.5%
12/31/2019	1.10	0	0	0.50%	9.7%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	1.5%
2019	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Emerging Markets Equity Fund S Class - 06-3VP (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	0	$0	1.25%	-12.7%	12/31/2021	$1.12	0	$0	1.00%	-12.5%	12/31/2021	$1.13	0	$0	0.75%	-12.3%
12/31/2020	1.28	0	0	1.25%	17.2%	12/31/2020	1.29	0	0	1.00%	17.5%	12/31/2020	1.29	0	0	0.75%	17.7%
12/31/2019	1.09	0	0	1.25%	9.2%	12/31/2019	1.09	0	0	1.00%	9.4%	12/31/2019	1.10	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	0	$0	0.50%	-12.1%	12/31/2021	$1.15	0	$0	0.25%	-11.8%	12/31/2021	$1.16	0	$0	0.00%	-11.6%
12/31/2020	1.30	0	0	0.50%	18.0%	12/31/2020	1.30	0	0	0.25%	18.3%	12/31/2020	1.31	0	0	0.00%	18.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Mid Cap Value Fund S Class - 06-632

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,445	$17,634	1,126
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$22,459

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,459	4,760	$4.72
Band 100	-	-	4.87
Band 75	-	-	5.03
Band 50	-	-	5.19
Band 25	-	-	5.36
Band 0	-	-	5.53
Total	$22,459	4,760

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$161
Mortality & expense charges			(249)
Net investment income (loss)			(88)

Gain (loss) on investments:
Net realized gain (loss)			60
Realized gain distributions			2,366
Net change in unrealized appreciation (depreciation)			2,413
Net gain (loss)			4,839

Increase (decrease) in net assets from operations			$4,751

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(88)	$(653)
Net realized gain (loss)		60	13,285
Realized gain distributions		2,366	482
Net change in unrealized appreciation (depreciation)		2,413	(4,099)

Increase (decrease) in net assets from operations		4,751	9,015

Contract owner transactions:
Proceeds from units sold		699	9,830
Cost of units redeemed		-	(100,587)
Account charges		-	(5)
Increase (decrease)		699	(90,762)
Net increase (decrease)		5,450	(81,747)
Net assets, beginning		17,009	98,756
Net assets, ending		$22,459	$17,009

Units sold		166	3,225
Units redeemed		-	(29,997)
Net increase (decrease)		166	(26,772)
Units outstanding, beginning		4,594	31,366
Units outstanding, ending		4,760	4,594

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$399,331
Cost of units redeemed/account charges			(426,272)
Net investment income (loss)			(3,254)
Net realized gain (loss)			(5,502)
Realized gain distributions			53,345
Net change in unrealized appreciation (depreciation)			4,811
Net assets			$22,459

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.72	5	$22	1.25%	27.4%	12/31/2021	$4.87	0	$0	1.00%	27.8%	12/31/2021	$5.03	0	$0	0.75%	28.1%
12/31/2020	3.70	5	17	1.25%	17.6%	12/31/2020	3.81	0	0	1.00%	17.9%	12/31/2020	3.93	0	0	0.75%	18.2%
12/31/2019	3.15	31	99	1.25%	26.4%	12/31/2019	3.23	0	0	1.00%	26.7%	12/31/2019	3.32	0	0	0.75%	27.0%
12/31/2018	2.49	85	211	1.25%	-18.0%	12/31/2018	2.55	0	0	1.00%	-17.8%	12/31/2018	2.61	0	0	0.75%	-17.6%
12/31/2017	3.04	71	217	1.25%	11.6%	12/31/2017	3.11	0	0	1.00%	11.9%	12/31/2017	3.17	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.19	0	$0	0.50%	28.4%	12/31/2021	$5.36	0	$0	0.25%	28.7%	12/31/2021	$5.53	0	$0	0.00%	29.0%
12/31/2020	4.04	0	0	0.50%	18.5%	12/31/2020	4.16	0	0	0.25%	18.8%	12/31/2020	4.28	0	0	0.00%	19.1%
12/31/2019	3.41	0	0	0.50%	27.4%	12/31/2019	3.50	0	0	0.25%	27.7%	12/31/2019	3.60	0	0	0.00%	28.0%
12/31/2018	2.68	0	0	0.50%	-17.4%	12/31/2018	2.74	0	0	0.25%	-17.2%	12/31/2018	2.81	0	0	0.00%	-17.0%
12/31/2017	3.24	0	0	0.50%	12.4%	12/31/2017	3.31	0	0	0.25%	12.7%	12/31/2017	3.39	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.3%
2019	0.6%
2018	1.2%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Assets Fund S Class - 06-631

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$390	$356	30
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$390

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$390	186	$2.10
Band 100	-	-	2.17
Band 75	-	-	2.24
Band 50	-	-	2.31
Band 25	-	-	2.38
Band 0	-	-	2.46
Total	$390	186

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16
Mortality & expense charges			(7)
Net investment income (loss)			9

Gain (loss) on investments:
Net realized gain (loss)			130
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6)
Net gain (loss)			124

Increase (decrease) in net assets from operations			$133

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9	$(36)
Net realized gain (loss)		130	42
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(6)	(923)

Increase (decrease) in net assets from operations		133	(917)

Contract owner transactions:
Proceeds from units sold		764	335
Cost of units redeemed		(797)	(12,186)
Account charges		-	(8)
Increase (decrease)		(33)	(11,859)
Net increase (decrease)		100	(12,776)
Net assets, beginning		290	13,066
Net assets, ending		$390	$290

Units sold		418	230
Units redeemed		(401)	(7,859)
Net increase (decrease)		17	(7,629)
Units outstanding, beginning		169	7,798
Units outstanding, ending		186	169

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$133,523
Cost of units redeemed/account charges			(139,690)
Net investment income (loss)			2,023
Net realized gain (loss)			4,500
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			34
Net assets			$390

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.10	0	$0	1.25%	22.1%	12/31/2021	$2.17	0	$0	1.00%	22.4%	12/31/2021	$2.24	0	$0	0.75%	22.7%
12/31/2020	1.72	0	0	1.25%	2.6%	12/31/2020	1.77	0	0	1.00%	2.8%	12/31/2020	1.82	0	0	0.75%	3.1%
12/31/2019	1.68	8	13	1.25%	20.0%	12/31/2019	1.72	0	0	1.00%	20.3%	12/31/2019	1.77	0	0	0.75%	20.6%
12/31/2018	1.40	13	19	1.25%	-6.4%	12/31/2018	1.43	0	0	1.00%	-6.1%	12/31/2018	1.47	0	0	0.75%	-5.9%
12/31/2017	1.49	42	62	1.25%	13.4%	12/31/2017	1.52	0	0	1.00%	13.7%	12/31/2017	1.56	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.31	0	$0	0.50%	23.0%	12/31/2021	$2.38	0	$0	0.25%	23.3%	12/31/2021	$2.46	0	$0	0.00%	23.6%
12/31/2020	1.88	0	0	0.50%	3.4%	12/31/2020	1.93	0	0	0.25%	3.6%	12/31/2020	1.99	0	0	0.00%	3.9%
12/31/2019	1.82	0	0	0.50%	20.9%	12/31/2019	1.86	0	0	0.25%	21.2%	12/31/2019	1.91	0	0	0.00%	21.5%
12/31/2018	1.50	0	0	0.50%	-5.7%	12/31/2018	1.54	0	0	0.25%	-5.4%	12/31/2018	1.58	0	0	0.00%	-5.2%
12/31/2017	1.59	0	0	0.50%	14.3%	12/31/2017	1.63	0	0	0.25%	14.5%	12/31/2017	1.66	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.7%
2020	0.0%
2019	2.4%
2018	0.9%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Allocation 60-40 Portfolio R2 Class - 06-991

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$197,716	$195,244	8,924
Receivables: investments sold	493
Payables: investments purchased	-
Net assets	$198,209

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$198,209	104,472	$1.90
Band 100	-	-	1.95
Band 75	-	-	2.00
Band 50	-	-	2.05
Band 25	-	-	2.11
Band 0	-	-	2.16
Total	$198,209	104,472

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,605
Mortality & expense charges			(2,435)
Net investment income (loss)			1,170

Gain (loss) on investments:
Net realized gain (loss)			875
Realized gain distributions			8,733
Net change in unrealized appreciation (depreciation)			2,445
Net gain (loss)			12,053

Increase (decrease) in net assets from operations			$13,223

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,170	$(290)
Net realized gain (loss)		875	12,124
Realized gain distributions		8,733	14
Net change in unrealized appreciation (depreciation)		2,445	(8,147)

Increase (decrease) in net assets from operations		13,223	3,701

Contract owner transactions:
Proceeds from units sold		276,091	23,149
Cost of units redeemed		(91,185)	(125,248)
Account charges		(686)	(3)
Increase (decrease)		184,220	(102,102)
Net increase (decrease)		197,443	(98,401)
Net assets, beginning		766	99,167
Net assets, ending		$198,209	$766

Units sold		152,977	15,757
Units redeemed		(48,957)	(79,557)
Net increase (decrease)		104,020	(63,800)
Units outstanding, beginning		452	64,252
Units outstanding, ending		104,472	452

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,238,150
Cost of units redeemed/account charges			(17,523,809)
Net investment income (loss)			79,755
Net realized gain (loss)			2,391,721
Realized gain distributions			9,920
Net change in unrealized appreciation (depreciation)			2,472
Net assets			$198,209

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.90	104	$198	1.25%	11.8%	12/31/2021	$1.95	0	$0	1.00%	12.1%	12/31/2021	$2.00	0	$0	0.75%	12.4%
12/31/2020	1.70	0	1	1.25%	9.9%	12/31/2020	1.74	0	0	1.00%	10.2%	12/31/2020	1.78	0	0	0.75%	10.5%
12/31/2019	1.54	64	99	1.25%	16.3%	12/31/2019	1.58	0	0	1.00%	16.6%	12/31/2019	1.61	0	0	0.75%	16.9%
12/31/2018	1.33	47	63	1.25%	-7.7%	12/31/2018	1.35	0	0	1.00%	-7.5%	12/31/2018	1.38	0	0	0.75%	-7.3%
12/31/2017	1.44	35	50	1.25%	12.4%	12/31/2017	1.46	0	0	1.00%	12.7%	12/31/2017	1.49	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.05	0	$0	0.50%	12.7%	12/31/2021	$2.11	0	$0	0.25%	13.0%	12/31/2021	$2.16	0	$0	0.00%	13.2%
12/31/2020	1.82	0	0	0.50%	10.7%	12/31/2020	1.87	0	0	0.25%	11.0%	12/31/2020	1.91	0	0	0.00%	11.3%
12/31/2019	1.65	0	0	0.50%	17.2%	12/31/2019	1.68	0	0	0.25%	17.5%	12/31/2019	1.72	0	0	0.00%	17.8%
12/31/2018	1.40	0	0	0.50%	-7.0%	12/31/2018	1.43	0	0	0.25%	-6.8%	12/31/2018	1.46	0	0	0.00%	-6.6%
12/31/2017	1.51	0	0	0.50%	13.2%	12/31/2017	1.53	0	0	0.25%	13.5%	12/31/2017	1.56	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.6%
2020	1.5%
2019	1.9%
2018	2.4%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Equity Portfolio R2 Class - 06-992

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,278,711	$939,306	39,141
Receivables: investments sold	-
Payables: investments purchased	(1,536)
Net assets	$1,277,175

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,277,175	489,673	$2.61
Band 100	-	-	2.68
Band 75	-	-	2.75
Band 50	-	-	2.82
Band 25	-	-	2.90
Band 0	-	-	2.97
Total	$1,277,175	489,673

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$20,596
Mortality & expense charges			(21,688)
Net investment income (loss)			(1,092)

Gain (loss) on investments:
Net realized gain (loss)			415,124
Realized gain distributions			32,704
Net change in unrealized appreciation (depreciation)			(66,566)
Net gain (loss)			381,262

Increase (decrease) in net assets from operations			$380,170

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,092)	$3,358
Net realized gain (loss)		415,124	293,116
Realized gain distributions		32,704	19,058
Net change in unrealized appreciation (depreciation)		(66,566)	(323,257)

Increase (decrease) in net assets from operations		380,170	(7,725)

Contract owner transactions:
Proceeds from units sold		189,377	353,661
Cost of units redeemed		(1,380,252)	(4,030,751)
Account charges		(741)	(970)
Increase (decrease)		(1,191,616)	(3,678,060)
Net increase (decrease)		(811,446)	(3,685,785)
Net assets, beginning		2,088,621	5,774,406
Net assets, ending		$1,277,175	$2,088,621

Units sold		78,592	206,225
Units redeemed		(560,563)	(2,165,045)
Net increase (decrease)		(481,971)	(1,958,820)
Units outstanding, beginning		971,644	2,930,464
Units outstanding, ending		489,673	971,644

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$19,931,539
Cost of units redeemed/account charges			(21,816,416)
Net investment income (loss)			190,373
Net realized gain (loss)			2,495,927
Realized gain distributions			136,347
Net change in unrealized appreciation (depreciation)			339,405
Net assets			$1,277,175

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.61	490	$1,277	1.25%	21.3%	12/31/2021	$2.68	0	$0	1.00%	21.6%	12/31/2021	$2.75	0	$0	0.75%	21.9%
12/31/2020	2.15	972	2,089	1.25%	11.8%	12/31/2020	2.20	0	0	1.00%	12.1%	12/31/2020	2.25	0	0	0.75%	12.4%
12/31/2019	1.92	2,273	4,370	1.25%	24.8%	12/31/2019	1.96	0	0	1.00%	25.1%	12/31/2019	2.01	0	0	0.75%	25.4%
12/31/2018	1.54	2,327	3,585	1.25%	-12.8%	12/31/2018	1.57	0	0	1.00%	-12.6%	12/31/2018	1.60	0	0	0.75%	-12.4%
12/31/2017	1.77	3,615	6,389	1.25%	20.4%	12/31/2017	1.80	0	0	1.00%	20.7%	12/31/2017	1.83	0	0	0.75%	21.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.82	0	$0	0.50%	22.3%	12/31/2021	$2.90	0	$0	0.25%	22.6%	12/31/2021	$2.97	0	$0	0.00%	22.9%
12/31/2020	2.31	0	0	0.50%	12.7%	12/31/2020	2.36	0	0	0.25%	13.0%	12/31/2020	2.42	0	0	0.00%	13.2%
12/31/2019	2.05	0	0	0.50%	25.7%	12/31/2019	2.09	0	0	0.25%	26.0%	12/31/2019	2.14	657	1,405	0.00%	26.4%
12/31/2018	1.63	0	0	0.50%	-12.2%	12/31/2018	1.66	0	0	0.25%	-12.0%	12/31/2018	1.69	628	1,062	0.00%	-11.7%
12/31/2017	1.86	0	0	0.50%	21.3%	12/31/2017	1.89	0	0	0.25%	21.6%	12/31/2017	1.92	549	1,052	0.00%	21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.0%
2019	1.6%
2018	1.6%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Value R2 Class - 06-993

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,952	$103,207	5,002
Receivables: investments sold	-
Payables: investments purchased	(4,405)
Net assets	$95,547

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,547	71,420	$1.34
Band 100	-	-	1.37
Band 75	-	-	1.41
Band 50	-	-	1.45
Band 25	-	-	1.49
Band 0	-	-	1.53
Total	$95,547	71,420

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,110
Mortality & expense charges			(1,310)
Net investment income (loss)			3,800

Gain (loss) on investments:
Net realized gain (loss)			6,370
Realized gain distributions			215
Net change in unrealized appreciation (depreciation)			(3,933)
Net gain (loss)			2,652

Increase (decrease) in net assets from operations			$6,452

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,800	$629
Net realized gain (loss)		6,370	(3,066)
Realized gain distributions		215	-
Net change in unrealized appreciation (depreciation)		(3,933)	(1,852)

Increase (decrease) in net assets from operations		6,452	(4,289)

Contract owner transactions:
Proceeds from units sold		207,132	16,608
Cost of units redeemed		(173,534)	(21,006)
Account charges		-	-
Increase (decrease)		33,598	(4,398)
Net increase (decrease)		40,050	(8,687)
Net assets, beginning		55,497	64,184
Net assets, ending		$95,547	$55,497

Units sold		153,760	15,477
Units redeemed		(130,819)	(21,065)
Net increase (decrease)		22,941	(5,588)
Units outstanding, beginning		48,479	54,067
Units outstanding, ending		71,420	48,479

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,435,659
Cost of units redeemed/account charges			(1,505,679)
Net investment income (loss)			40,958
Net realized gain (loss)			127,618
Realized gain distributions			246
Net change in unrealized appreciation (depreciation)			(3,255)
Net assets			$95,547

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	71	$96	1.25%	16.9%	12/31/2021	$1.37	0	$0	1.00%	17.2%	12/31/2021	$1.41	0	$0	0.75%	17.4%
12/31/2020	1.14	48	55	1.25%	-3.6%	12/31/2020	1.17	0	0	1.00%	-3.3%	12/31/2020	1.20	0	0	0.75%	-3.1%
12/31/2019	1.19	54	64	1.25%	13.9%	12/31/2019	1.21	0	0	1.00%	14.2%	12/31/2019	1.24	0	0	0.75%	14.5%
12/31/2018	1.04	92	95	1.25%	-18.8%	12/31/2018	1.06	0	0	1.00%	-18.5%	12/31/2018	1.08	0	0	0.75%	-18.3%
12/31/2017	1.28	0	0	1.25%	24.2%	12/31/2017	1.30	0	0	1.00%	24.6%	12/31/2017	1.33	0	0	0.75%	24.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	0.50%	17.7%	12/31/2021	$1.49	0	$0	0.25%	18.0%	12/31/2021	$1.53	0	$0	0.00%	18.3%
12/31/2020	1.23	0	0	0.50%	-2.8%	12/31/2020	1.26	0	0	0.25%	-2.6%	12/31/2020	1.29	0	0	0.00%	-2.4%
12/31/2019	1.27	0	0	0.50%	14.8%	12/31/2019	1.29	0	0	0.25%	15.1%	12/31/2019	1.32	0	0	0.00%	15.3%
12/31/2018	1.10	0	0	0.50%	-18.1%	12/31/2018	1.12	0	0	0.25%	-17.9%	12/31/2018	1.14	0	0	0.00%	-17.7%
12/31/2017	1.35	0	0	0.50%	25.2%	12/31/2017	1.37	0	0	0.25%	25.5%	12/31/2017	1.39	0	0	0.00%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.8%
2020	2.2%
2019	6.0%
2018	0.0%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Targeted Value Portfolio R2 Class - 06-994

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,129,928	$4,258,620	171,099
Receivables: investments sold	9,912
Payables: investments purchased	-
Net assets	$5,139,840

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,139,840	1,930,549	$2.66
Band 100	-	-	2.73
Band 75	-	-	2.81
Band 50	-	-	2.88
Band 25	-	-	2.96
Band 0	-	-	3.04
Total	$5,139,840	1,930,549

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$60,420
Mortality & expense charges			(65,206)
Net investment income (loss)			(4,786)

Gain (loss) on investments:
Net realized gain (loss)			656,542
Realized gain distributions			333,201
Net change in unrealized appreciation (depreciation)			595,238
Net gain (loss)			1,584,981

Increase (decrease) in net assets from operations			$1,580,195

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,786)	$13,242
Net realized gain (loss)		656,542	(195,026)
Realized gain distributions		333,201	-
Net change in unrealized appreciation (depreciation)		595,238	228,389

Increase (decrease) in net assets from operations		1,580,195	46,605

Contract owner transactions:
Proceeds from units sold		1,798,782	858,882
Cost of units redeemed		(2,660,305)	(2,101,754)
Account charges		(2,719)	(1,899)
Increase (decrease)		(864,242)	(1,244,771)
Net increase (decrease)		715,953	(1,198,166)
Net assets, beginning		4,423,887	5,622,053
Net assets, ending		$5,139,840	$4,423,887

Units sold		724,150	565,847
Units redeemed		(1,066,169)	(1,202,363)
Net increase (decrease)		(342,019)	(636,516)
Units outstanding, beginning		2,272,568	2,909,084
Units outstanding, ending		1,930,549	2,272,568

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$29,323,156
Cost of units redeemed/account charges			(28,213,803)
Net investment income (loss)			(85,579)
Net realized gain (loss)			1,073,181
Realized gain distributions			2,171,577
Net change in unrealized appreciation (depreciation)			871,308
Net assets			$5,139,840

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.66	1,931	$5,140	1.25%	36.8%	12/31/2021	$2.73	0	$0	1.00%	37.1%	12/31/2021	$2.81	0	$0	0.75%	37.5%
12/31/2020	1.95	2,273	4,424	1.25%	2.2%	12/31/2020	1.99	0	0	1.00%	2.5%	12/31/2020	2.04	0	0	0.75%	2.7%
12/31/2019	1.90	2,521	4,801	1.25%	19.7%	12/31/2019	1.95	0	0	1.00%	20.0%	12/31/2019	1.99	0	0	0.75%	20.3%
12/31/2018	1.59	2,966	4,719	1.25%	-17.0%	12/31/2018	1.62	0	0	1.00%	-16.8%	12/31/2018	1.65	0	0	0.75%	-16.6%
12/31/2017	1.92	5,215	10,000	1.25%	8.0%	12/31/2017	1.95	0	0	1.00%	8.2%	12/31/2017	1.98	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.88	0	$0	0.50%	37.8%	12/31/2021	$2.96	0	$0	0.25%	38.1%	12/31/2021	$3.04	0	$0	0.00%	38.5%
12/31/2020	2.09	0	0	0.50%	3.0%	12/31/2020	2.14	0	0	0.25%	3.3%	12/31/2020	2.19	0	0	0.00%	3.5%
12/31/2019	2.03	0	0	0.50%	20.6%	12/31/2019	2.07	0	0	0.25%	20.9%	12/31/2019	2.12	388	821	0.00%	21.2%
12/31/2018	1.68	0	0	0.50%	-16.4%	12/31/2018	1.72	0	0	0.25%	-16.2%	12/31/2018	1.75	538	940	0.00%	-16.0%
12/31/2017	2.01	0	0	0.50%	8.8%	12/31/2017	2.05	0	0	0.25%	9.0%	12/31/2017	2.08	543	1,129	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.2%
2019	1.1%
2018	0.8%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Portfolio Institutional Class - 06-CWJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,312,921	$2,034,864	76,577
Receivables: investments sold	103,093
Payables: investments purchased	-
Net assets	$2,416,014

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,416,014	1,652,593	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$2,416,014	1,652,593

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$52,600
Mortality & expense charges			(29,152)
Net investment income (loss)			23,448

Gain (loss) on investments:
Net realized gain (loss)			109,350
Realized gain distributions			82,953
Net change in unrealized appreciation (depreciation)			(185,199)
Net gain (loss)			7,104

Increase (decrease) in net assets from operations			$30,552

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,448	$11,411
Net realized gain (loss)		109,350	(4,918)
Realized gain distributions		82,953	-
Net change in unrealized appreciation (depreciation)		(185,199)	401,919

Increase (decrease) in net assets from operations		30,552	408,412

Contract owner transactions:
Proceeds from units sold		670,479	906,094
Cost of units redeemed		(500,488)	(571,070)
Account charges		(1,510)	(965)
Increase (decrease)		168,481	334,059
Net increase (decrease)		199,033	742,471
Net assets, beginning		2,216,981	1,474,510
Net assets, ending		$2,416,014	$2,216,981

Units sold		452,726	868,448
Units redeemed		(335,691)	(481,549)
Net increase (decrease)		117,035	386,899
Units outstanding, beginning		1,535,558	1,148,659
Units outstanding, ending		1,652,593	1,535,558

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,415,115
Cost of units redeemed/account charges			(1,482,622)
Net investment income (loss)			59,218
Net realized gain (loss)			63,293
Realized gain distributions			82,953
Net change in unrealized appreciation (depreciation)			278,057
Net assets			$2,416,014

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	1,653	$2,416	1.25%	1.3%	12/31/2021	$1.48	0	$0	1.00%	1.5%	12/31/2021	$1.50	0	$0	0.75%	1.8%
12/31/2020	1.44	1,536	2,217	1.25%	12.5%	12/31/2020	1.46	0	0	1.00%	12.8%	12/31/2020	1.47	0	0	0.75%	13.0%
12/31/2019	1.28	1,149	1,475	1.25%	14.6%	12/31/2019	1.29	0	0	1.00%	14.9%	12/31/2019	1.30	0	0	0.75%	15.2%
12/31/2018	1.12	984	1,103	1.25%	-14.7%	12/31/2018	1.13	0	0	1.00%	-14.5%	12/31/2018	1.13	0	0	0.75%	-14.3%
12/31/2017	1.31	85	111	1.25%	34.9%	12/31/2017	1.32	0	0	1.00%	35.2%	12/31/2017	1.32	0	0	0.75%	35.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	0.50%	2.0%	12/31/2021	$1.54	0	$0	0.25%	2.3%	12/31/2021	$1.56	0	$0	0.00%	2.5%
12/31/2020	1.49	0	0	0.50%	13.3%	12/31/2020	1.50	0	0	0.25%	13.6%	12/31/2020	1.52	0	0	0.00%	13.9%
12/31/2019	1.31	0	0	0.50%	15.4%	12/31/2019	1.32	0	0	0.25%	15.7%	12/31/2019	1.33	0	0	0.00%	16.0%
12/31/2018	1.14	0	0	0.50%	-14.1%	12/31/2018	1.14	0	0	0.25%	-13.8%	12/31/2018	1.15	0	0	0.00%	-13.6%
12/31/2017	1.32	0	0	0.50%	35.9%	12/31/2017	1.33	0	0	0.25%	36.2%	12/31/2017	1.33	0	0	0.00%	36.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	1.8%
2019	2.5%
2018	2.4%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Allocation 25-75 Portfolio Institutional Class - 06-CWK (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	1.25%	4.3%	12/31/2021	$1.23	0	$0	1.00%	4.5%	12/31/2021	$1.25	0	$0	0.75%	4.8%
12/31/2020	1.17	0	0	1.25%	6.0%	12/31/2020	1.18	0	0	1.00%	6.2%	12/31/2020	1.19	0	0	0.75%	6.5%
12/31/2019	1.10	0	0	1.25%	8.4%	12/31/2019	1.11	0	0	1.00%	8.7%	12/31/2019	1.12	0	0	0.75%	9.0%
12/31/2018	1.02	0	0	1.25%	-3.1%	12/31/2018	1.02	0	0	1.00%	-2.8%	12/31/2018	1.03	0	0	0.75%	-2.6%
12/31/2017	1.05	0	0	1.25%	5.3%	12/31/2017	1.05	0	0	1.00%	5.6%	12/31/2017	1.05	0	0	0.75%	5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.27	0	$0	0.50%	5.1%	12/31/2021	$1.28	0	$0	0.25%	5.3%	12/31/2021	$1.30	0	$0	0.00%	5.6%
12/31/2020	1.20	0	0	0.50%	6.8%	12/31/2020	1.22	0	0	0.25%	7.0%	12/31/2020	1.23	0	0	0.00%	7.3%
12/31/2019	1.13	0	0	0.50%	9.2%	12/31/2019	1.14	0	0	0.25%	9.5%	12/31/2019	1.15	0	0	0.00%	9.8%
12/31/2018	1.03	0	0	0.50%	-2.3%	12/31/2018	1.04	0	0	0.25%	-2.1%	12/31/2018	1.04	0	0	0.00%	-1.8%
12/31/2017	1.06	0	0	0.50%	6.1%	12/31/2017	1.06	0	0	0.25%	6.4%	12/31/2017	1.06	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,269	$3,722	195
Receivables: investments sold	49
Payables: investments purchased	-
Net assets	$4,318

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,318	2,900	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.59
Total	$4,318	2,900

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$66
Mortality & expense charges			(46)
Net investment income (loss)			20

Gain (loss) on investments:
Net realized gain (loss)			7
Realized gain distributions			131
Net change in unrealized appreciation (depreciation)			246
Net gain (loss)			384

Increase (decrease) in net assets from operations			$404

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20	$4
Net realized gain (loss)		7	(36)
Realized gain distributions		131	65
Net change in unrealized appreciation (depreciation)		246	272

Increase (decrease) in net assets from operations		404	305

Contract owner transactions:
Proceeds from units sold		849	1,468
Cost of units redeemed		-	(145)
Account charges		(7)	(4)
Increase (decrease)		842	1,319
Net increase (decrease)		1,246	1,624
Net assets, beginning		3,072	1,448
Net assets, ending		$4,318	$3,072

Units sold		592	1,271
Units redeemed		(5)	(159)
Net increase (decrease)		587	1,112
Units outstanding, beginning		2,313	1,201
Units outstanding, ending		2,900	2,313

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,714
Cost of units redeemed/account charges			(157)
Net investment income (loss)			39
Net realized gain (loss)			(30)
Realized gain distributions			205
Net change in unrealized appreciation (depreciation)			547
Net assets			$4,318

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	3	$4	1.25%	12.1%	12/31/2021	$1.51	0	$0	1.00%	12.4%	12/31/2021	$1.53	0	$0	0.75%	12.7%
12/31/2020	1.33	2	3	1.25%	10.2%	12/31/2020	1.34	0	0	1.00%	10.5%	12/31/2020	1.36	0	0	0.75%	10.7%
12/31/2019	1.21	1	1	1.25%	16.7%	12/31/2019	1.21	0	0	1.00%	17.0%	12/31/2019	1.22	0	0	0.75%	17.3%
12/31/2018	1.03	0	0	1.25%	-7.6%	12/31/2018	1.04	0	0	1.00%	-7.3%	12/31/2018	1.04	0	0	0.75%	-7.1%
12/31/2017	1.12	0	0	1.25%	12.6%	12/31/2017	1.12	0	0	1.00%	12.9%	12/31/2017	1.12	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	0	$0	0.50%	13.0%	12/31/2021	$1.57	0	$0	0.25%	13.2%	12/31/2021	$1.59	0	$0	0.00%	13.5%
12/31/2020	1.37	0	0	0.50%	11.0%	12/31/2020	1.38	0	0	0.25%	11.3%	12/31/2020	1.40	0	0	0.00%	11.6%
12/31/2019	1.23	0	0	0.50%	17.6%	12/31/2019	1.24	0	0	0.25%	17.9%	12/31/2019	1.25	0	0	0.00%	18.2%
12/31/2018	1.05	0	0	0.50%	-6.9%	12/31/2018	1.05	0	0	0.25%	-6.6%	12/31/2018	1.06	0	0	0.00%	-6.4%
12/31/2017	1.13	0	0	0.50%	13.5%	12/31/2017	1.13	0	0	0.25%	13.8%	12/31/2017	1.13	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	1.4%
2019	1.7%
2018	3.3%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Equity Portfolio Institutional Class - 06-CWN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,893,692	$3,020,443	118,507
Receivables: investments sold	-
Payables: investments purchased	(54,059)
Net assets	$3,839,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,839,633	2,160,064	$1.78
Band 100	-	-	1.80
Band 75	-	-	1.82
Band 50	-	-	1.85
Band 25	-	-	1.87
Band 0	-	-	1.89
Total	$3,839,633	2,160,064

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$62,108
Mortality & expense charges			(44,835)
Net investment income (loss)			17,273

Gain (loss) on investments:
Net realized gain (loss)			214,374
Realized gain distributions			99,282
Net change in unrealized appreciation (depreciation)			363,950
Net gain (loss)			677,606

Increase (decrease) in net assets from operations			$694,879

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,273	$18,622
Net realized gain (loss)		214,374	33,563
Realized gain distributions		99,282	31,118
Net change in unrealized appreciation (depreciation)		363,950	172,161

Increase (decrease) in net assets from operations		694,879	255,464

Contract owner transactions:
Proceeds from units sold		919,322	1,534,246
Cost of units redeemed		(1,149,208)	(3,024,049)
Account charges		(3,467)	(5,081)
Increase (decrease)		(233,353)	(1,494,884)
Net increase (decrease)		461,526	(1,239,420)
Net assets, beginning		3,378,107	4,617,527
Net assets, ending		$3,839,633	$3,378,107

Units sold		562,925	1,231,907
Units redeemed		(715,127)	(2,462,235)
Net increase (decrease)		(152,202)	(1,230,328)
Units outstanding, beginning		2,312,266	3,542,594
Units outstanding, ending		2,160,064	2,312,266

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,498,967
Cost of units redeemed/account charges			(6,108,412)
Net investment income (loss)			105,527
Net realized gain (loss)			286,592
Realized gain distributions			183,710
Net change in unrealized appreciation (depreciation)			873,249
Net assets			$3,839,633

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	2,160	$3,840	1.25%	21.7%	12/31/2021	$1.80	0	$0	1.00%	22.0%	12/31/2021	$1.82	0	$0	0.75%	22.3%
12/31/2020	1.46	2,312	3,378	1.25%	12.1%	12/31/2020	1.48	0	0	1.00%	12.4%	12/31/2020	1.49	0	0	0.75%	12.6%
12/31/2019	1.30	3,543	4,618	1.25%	25.1%	12/31/2019	1.31	0	0	1.00%	25.4%	12/31/2019	1.32	0	0	0.75%	25.7%
12/31/2018	1.04	3,750	3,907	1.25%	-12.6%	12/31/2018	1.05	0	0	1.00%	-12.4%	12/31/2018	1.05	0	0	0.75%	-12.2%
12/31/2017	1.19	1,863	2,221	1.25%	20.6%	12/31/2017	1.20	0	0	1.00%	20.9%	12/31/2017	1.20	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	0	$0	0.50%	22.6%	12/31/2021	$1.87	0	$0	0.25%	22.9%	12/31/2021	$1.89	0	$0	0.00%	23.2%
12/31/2020	1.51	0	0	0.50%	12.9%	12/31/2020	1.52	0	0	0.25%	13.2%	12/31/2020	1.54	0	0	0.00%	13.5%
12/31/2019	1.33	0	0	0.50%	26.0%	12/31/2019	1.34	0	0	0.25%	26.4%	12/31/2019	1.35	0	0	0.00%	26.7%
12/31/2018	1.06	0	0	0.50%	-11.9%	12/31/2018	1.06	0	0	0.25%	-11.7%	12/31/2018	1.07	0	0	0.00%	-11.5%
12/31/2017	1.20	0	0	0.50%	21.5%	12/31/2017	1.20	0	0	0.25%	21.8%	12/31/2017	1.21	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	1.8%
2019	2.0%
2018	2.1%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Core Equity Portfolio Institutional Class - 06-CWP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,363,962	$2,791,338	209,390
Receivables: investments sold	7,227
Payables: investments purchased	-
Net assets	$3,371,189

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,371,189	2,285,296	$1.48
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$3,371,189	2,285,296

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$97,712
Mortality & expense charges			(41,197)
Net investment income (loss)			56,515

Gain (loss) on investments:
Net realized gain (loss)			155,077
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			166,080
Net gain (loss)			321,157

Increase (decrease) in net assets from operations			$377,672

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$56,515	$34,852
Net realized gain (loss)		155,077	(93,921)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		166,080	236,177

Increase (decrease) in net assets from operations		377,672	177,108

Contract owner transactions:
Proceeds from units sold		544,892	885,598
Cost of units redeemed		(921,325)	(2,650,130)
Account charges		(6,311)	(17,246)
Increase (decrease)		(382,744)	(1,781,778)
Net increase (decrease)		(5,072)	(1,604,670)
Net assets, beginning		3,376,261	4,980,931
Net assets, ending		$3,371,189	$3,376,261

Units sold		384,058	1,111,909
Units redeemed		(672,654)	(2,577,420)
Net increase (decrease)		(288,596)	(1,465,511)
Units outstanding, beginning		2,573,892	4,039,403
Units outstanding, ending		2,285,296	2,573,892

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,480,855
Cost of units redeemed/account charges			(4,879,961)
Net investment income (loss)			156,277
Net realized gain (loss)			41,394
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			572,624
Net assets			$3,371,189

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	2,285	$3,371	1.25%	12.5%	12/31/2021	$1.49	0	$0	1.00%	12.7%	12/31/2021	$1.51	0	$0	0.75%	13.0%
12/31/2020	1.31	2,574	3,376	1.25%	6.4%	12/31/2020	1.33	0	0	1.00%	6.6%	12/31/2020	1.34	0	0	0.75%	6.9%
12/31/2019	1.23	4,039	4,981	1.25%	20.2%	12/31/2019	1.24	0	0	1.00%	20.5%	12/31/2019	1.25	0	0	0.75%	20.8%
12/31/2018	1.03	1,114	1,143	1.25%	-18.4%	12/31/2018	1.03	0	0	1.00%	-18.2%	12/31/2018	1.04	0	0	0.75%	-18.0%
12/31/2017	1.26	354	445	1.25%	26.5%	12/31/2017	1.26	0	0	1.00%	26.8%	12/31/2017	1.26	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	0	$0	0.50%	13.3%	12/31/2021	$1.55	0	$0	0.25%	13.6%	12/31/2021	$1.57	0	$0	0.00%	13.9%
12/31/2020	1.35	0	0	0.50%	7.2%	12/31/2020	1.37	0	0	0.25%	7.4%	12/31/2020	1.38	0	0	0.00%	7.7%
12/31/2019	1.26	0	0	0.50%	21.1%	12/31/2019	1.27	0	0	0.25%	21.4%	12/31/2019	1.28	0	0	0.00%	21.7%
12/31/2018	1.04	0	0	0.50%	-17.8%	12/31/2018	1.05	0	0	0.25%	-17.6%	12/31/2018	1.05	0	0	0.00%	-17.4%
12/31/2017	1.27	0	0	0.50%	27.4%	12/31/2017	1.27	0	0	0.25%	27.7%	12/31/2017	1.27	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.9%
2020	2.2%
2019	2.3%
2018	3.4%
2017	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Small Company Portfolio Institutional Class - 06-CWR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$288,543	$278,989	13,249
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$288,577

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$288,577	188,772	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$288,577	188,772

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,311
Mortality & expense charges			(2,293)
Net investment income (loss)			4,018

Gain (loss) on investments:
Net realized gain (loss)			5,417
Realized gain distributions			9,909
Net change in unrealized appreciation (depreciation)			(2,014)
Net gain (loss)			13,312

Increase (decrease) in net assets from operations			$17,330

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,018	$587
Net realized gain (loss)		5,417	(759)
Realized gain distributions		9,909	-
Net change in unrealized appreciation (depreciation)		(2,014)	10,960

Increase (decrease) in net assets from operations		17,330	10,788

Contract owner transactions:
Proceeds from units sold		302,927	109,460
Cost of units redeemed		(107,181)	(58,792)
Account charges		(129)	(8)
Increase (decrease)		195,617	50,660
Net increase (decrease)		212,947	61,448
Net assets, beginning		75,630	14,182
Net assets, ending		$288,577	$75,630

Units sold		207,496	93,798
Units redeemed		(74,542)	(49,274)
Net increase (decrease)		132,954	44,524
Units outstanding, beginning		55,818	11,294
Units outstanding, ending		188,772	55,818

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$438,128
Cost of units redeemed/account charges			(179,477)
Net investment income (loss)			4,962
Net realized gain (loss)			4,690
Realized gain distributions			10,720
Net change in unrealized appreciation (depreciation)			9,554
Net assets			$288,577

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	189	$289	1.25%	12.8%	12/31/2021	$1.55	0	$0	1.00%	13.1%	12/31/2021	$1.57	0	$0	0.75%	13.4%
12/31/2020	1.35	56	76	1.25%	7.9%	12/31/2020	1.37	0	0	1.00%	8.2%	12/31/2020	1.38	0	0	0.75%	8.4%
12/31/2019	1.26	11	14	1.25%	22.7%	12/31/2019	1.27	0	0	1.00%	23.0%	12/31/2019	1.28	0	0	0.75%	23.3%
12/31/2018	1.02	11	11	1.25%	-20.4%	12/31/2018	1.03	0	0	1.00%	-20.2%	12/31/2018	1.03	0	0	0.75%	-20.0%
12/31/2017	1.29	0	0	1.25%	28.6%	12/31/2017	1.29	0	0	1.00%	29.0%	12/31/2017	1.29	0	0	0.75%	29.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	0	$0	0.50%	13.7%	12/31/2021	$1.61	0	$0	0.25%	14.0%	12/31/2021	$1.63	0	$0	0.00%	14.2%
12/31/2020	1.40	0	0	0.50%	8.7%	12/31/2020	1.41	0	0	0.25%	9.0%	12/31/2020	1.43	0	0	0.00%	9.3%
12/31/2019	1.28	0	0	0.50%	23.6%	12/31/2019	1.29	0	0	0.25%	23.9%	12/31/2019	1.30	0	0	0.00%	24.2%
12/31/2018	1.04	0	0	0.50%	-19.8%	12/31/2018	1.05	0	0	0.25%	-19.6%	12/31/2018	1.05	0	0	0.00%	-19.4%
12/31/2017	1.30	0	0	0.50%	29.6%	12/31/2017	1.30	0	0	0.25%	29.9%	12/31/2017	1.30	0	0	0.00%	30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.5%
2020	2.9%
2019	2.6%
2018	3.9%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Investment Grade Portfolio Institutional Class - 06-CWT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$454,645	$468,185	39,960
Receivables: investments sold	2,902
Payables: investments purchased	-
Net assets	$457,547

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$457,547	402,545	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$457,547	402,545

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,938
Mortality & expense charges			(4,348)
Net investment income (loss)			2,590

Gain (loss) on investments:
Net realized gain (loss)			287
Realized gain distributions			3,959
Net change in unrealized appreciation (depreciation)			(19,917)
Net gain (loss)			(15,671)

Increase (decrease) in net assets from operations			$(13,081)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,590	$8,101
Net realized gain (loss)		287	137,862
Realized gain distributions		3,959	57
Net change in unrealized appreciation (depreciation)		(19,917)	(54,456)

Increase (decrease) in net assets from operations		(13,081)	91,564

Contract owner transactions:
Proceeds from units sold		222,081	233,305
Cost of units redeemed		(40,360)	(1,308,141)
Account charges		(208)	(1,134)
Increase (decrease)		181,513	(1,075,970)
Net increase (decrease)		168,432	(984,406)
Net assets, beginning		289,115	1,273,521
Net assets, ending		$457,547	$289,115

Units sold		191,683	202,443
Units redeemed		(35,034)	(1,124,488)
Net increase (decrease)		156,649	(922,045)
Units outstanding, beginning		245,896	1,167,941
Units outstanding, ending		402,545	245,896

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,065,957
Cost of units redeemed/account charges			(1,776,228)
Net investment income (loss)			45,839
Net realized gain (loss)			131,503
Realized gain distributions			4,016
Net change in unrealized appreciation (depreciation)			(13,540)
Net assets			$457,547

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	403	$458	1.25%	-3.3%	12/31/2021	$1.15	0	$0	1.00%	-3.1%	12/31/2021	$1.17	0	$0	0.75%	-2.8%
12/31/2020	1.18	246	289	1.25%	7.8%	12/31/2020	1.19	0	0	1.00%	8.1%	12/31/2020	1.20	0	0	0.75%	8.4%
12/31/2019	1.09	1,168	1,274	1.25%	8.6%	12/31/2019	1.10	0	0	1.00%	8.9%	12/31/2019	1.11	0	0	0.75%	9.1%
12/31/2018	1.00	1,100	1,105	1.25%	-1.5%	12/31/2018	1.01	0	0	1.00%	-1.2%	12/31/2018	1.01	0	0	0.75%	-1.0%
12/31/2017	1.02	480	489	1.25%	2.1%	12/31/2017	1.02	0	0	1.00%	2.3%	12/31/2017	1.02	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	0	$0	0.50%	-2.6%	12/31/2021	$1.20	0	$0	0.25%	-2.4%	12/31/2021	$1.21	0	$0	0.00%	-2.1%
12/31/2020	1.21	0	0	0.50%	8.6%	12/31/2020	1.22	0	0	0.25%	8.9%	12/31/2020	1.24	0	0	0.00%	9.2%
12/31/2019	1.12	0	0	0.50%	9.4%	12/31/2019	1.12	0	0	0.25%	9.7%	12/31/2019	1.13	0	0	0.00%	10.0%
12/31/2018	1.02	0	0	0.50%	-0.7%	12/31/2018	1.02	0	0	0.25%	-0.5%	12/31/2018	1.03	0	0	0.00%	-0.2%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	3.1%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	2.8%
2019	2.8%
2018	2.7%
2017	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Real Estate Securities Portfolio Institutional Class - 06-CWV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,944,979	$4,424,799	112,358
Receivables: investments sold	-
Payables: investments purchased	(125,910)
Net assets	$5,819,069

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,756,955	3,428,683	$1.68
Band 100	-	-	1.70
Band 75	62,114	36,069	1.72
Band 50	-	-	1.74
Band 25	-	-	1.77
Band 0	-	-	1.79
Total	$5,819,069	3,464,752

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$97,015
Mortality & expense charges			(65,101)
Net investment income (loss)			31,914

Gain (loss) on investments:
Net realized gain (loss)			199,853
Realized gain distributions			59,662
Net change in unrealized appreciation (depreciation)			1,450,305
Net gain (loss)			1,709,820

Increase (decrease) in net assets from operations			$1,741,734

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,914	$81,375
Net realized gain (loss)		199,853	(59,242)
Realized gain distributions		59,662	5,362
Net change in unrealized appreciation (depreciation)		1,450,305	(162,756)

Increase (decrease) in net assets from operations		1,741,734	(135,261)

Contract owner transactions:
Proceeds from units sold		1,266,811	2,298,781
Cost of units redeemed		(1,410,821)	(1,453,306)
Account charges		(7,205)	(4,485)
Increase (decrease)		(151,215)	840,990
Net increase (decrease)		1,590,519	705,729
Net assets, beginning		4,228,550	3,522,821
Net assets, ending		$5,819,069	$4,228,550

Units sold		919,039	2,275,622
Units redeemed		(981,362)	(1,504,365)
Net increase (decrease)		(62,323)	771,257
Units outstanding, beginning		3,527,075	2,755,818
Units outstanding, ending		3,464,752	3,527,075

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,828,057
Cost of units redeemed/account charges			(3,947,769)
Net investment income (loss)			169,527
Net realized gain (loss)			179,370
Realized gain distributions			69,704
Net change in unrealized appreciation (depreciation)			1,520,180
Net assets			$5,819,069

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	3,429	$5,757	1.25%	40.1%	12/31/2021	$1.70	0	$0	1.00%	40.4%	12/31/2021	$1.72	36	$62	0.75%	40.8%
12/31/2020	1.20	3,477	4,168	1.25%	-6.2%	12/31/2020	1.21	0	0	1.00%	-6.0%	12/31/2020	1.22	50	61	0.75%	-5.7%
12/31/2019	1.28	2,709	3,463	1.25%	26.5%	12/31/2019	1.29	0	0	1.00%	26.8%	12/31/2019	1.30	46	60	0.75%	27.1%
12/31/2018	1.01	1,175	1,187	1.25%	-4.2%	12/31/2018	1.02	0	0	1.00%	-4.0%	12/31/2018	1.02	46	47	0.75%	-3.7%
12/31/2017	1.05	109	115	1.25%	4.4%	12/31/2017	1.06	0	0	1.00%	4.7%	12/31/2017	1.06	0	0	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	0	$0	0.50%	41.1%	12/31/2021	$1.77	0	$0	0.25%	41.5%	12/31/2021	$1.79	0	$0	0.00%	41.9%
12/31/2020	1.24	0	0	0.50%	-5.5%	12/31/2020	1.25	0	0	0.25%	-5.3%	12/31/2020	1.26	0	0	0.00%	-5.0%
12/31/2019	1.31	0	0	0.50%	27.5%	12/31/2019	1.32	0	0	0.25%	27.8%	12/31/2019	1.33	0	0	0.00%	28.1%
12/31/2018	1.03	0	0	0.50%	-3.5%	12/31/2018	1.03	0	0	0.25%	-3.2%	12/31/2018	1.04	0	0	0.00%	-3.0%
12/31/2017	1.06	0	0	0.50%	5.2%	12/31/2017	1.07	0	0	0.25%	5.4%	12/31/2017	1.07	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	3.3%
2019	2.3%
2018	4.5%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,748,418	$1,844,041	83,035
Receivables: investments sold	-
Payables: investments purchased	(33,159)
Net assets	$2,715,259

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,715,259	1,159,116	$2.34
Band 100	-	-	2.37
Band 75	-	-	2.40
Band 50	-	-	2.43
Band 25	-	-	2.46
Band 0	-	-	2.50
Total	$2,715,259	1,159,116

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$30,935
Mortality & expense charges			(33,609)
Net investment income (loss)			(2,674)

Gain (loss) on investments:
Net realized gain (loss)			357,167
Realized gain distributions			162,988
Net change in unrealized appreciation (depreciation)			112,077
Net gain (loss)			632,232

Increase (decrease) in net assets from operations			$629,558

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,674)	$10,516
Net realized gain (loss)		357,167	73,611
Realized gain distributions		162,988	-
Net change in unrealized appreciation (depreciation)		112,077	430,258

Increase (decrease) in net assets from operations		629,558	514,385

Contract owner transactions:
Proceeds from units sold		173,838	441,379
Cost of units redeemed		(1,143,286)	(354,250)
Account charges		(1,615)	(1,420)
Increase (decrease)		(971,063)	85,709
Net increase (decrease)		(341,505)	600,094
Net assets, beginning		3,056,764	2,456,670
Net assets, ending		$2,715,259	$3,056,764

Units sold		92,210	275,237
Units redeemed		(567,461)	(220,933)
Net increase (decrease)		(475,251)	54,304
Units outstanding, beginning		1,634,367	1,580,063
Units outstanding, ending		1,159,116	1,634,367

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,737,542
Cost of units redeemed/account charges			(2,746,157)
Net investment income (loss)			29,802
Net realized gain (loss)			558,163
Realized gain distributions			231,532
Net change in unrealized appreciation (depreciation)			904,377
Net assets			$2,715,259

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.34	1,159	$2,715	1.25%	25.2%	12/31/2021	$2.37	0	$0	1.00%	25.6%	12/31/2021	$2.40	0	$0	0.75%	25.9%
12/31/2020	1.87	1,634	3,057	1.25%	20.3%	12/31/2020	1.89	0	0	1.00%	20.6%	12/31/2020	1.91	0	0	0.75%	20.9%
12/31/2019	1.55	1,580	2,457	1.25%	30.5%	12/31/2019	1.57	0	0	1.00%	30.9%	12/31/2019	1.58	0	0	0.75%	31.2%
12/31/2018	1.19	1,364	1,625	1.25%	-3.2%	12/31/2018	1.20	0	0	1.00%	-3.0%	12/31/2018	1.20	0	0	0.75%	-2.7%
12/31/2017	1.23	1,453	1,788	1.25%	24.0%	12/31/2017	1.23	0	0	1.00%	24.3%	12/31/2017	1.24	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.43	0	$0	0.50%	26.2%	12/31/2021	$2.46	0	$0	0.25%	26.5%	12/31/2021	$2.50	0	$0	0.00%	26.8%
12/31/2020	1.93	0	0	0.50%	21.2%	12/31/2020	1.95	0	0	0.25%	21.5%	12/31/2020	1.97	0	0	0.00%	21.8%
12/31/2019	1.59	0	0	0.50%	31.5%	12/31/2019	1.60	0	0	0.25%	31.8%	12/31/2019	1.62	0	0	0.00%	32.2%
12/31/2018	1.21	0	0	0.50%	-2.5%	12/31/2018	1.22	0	0	0.25%	-2.2%	12/31/2018	1.22	0	0	0.00%	-2.0%
12/31/2017	1.24	0	0	0.50%	24.9%	12/31/2017	1.24	0	0	0.25%	25.2%	12/31/2017	1.25	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.6%
2019	1.6%
2018	1.7%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Large Company Portfolio - 06-CWX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,129,385	$2,414,002	91,522
Receivables: investments sold	-
Payables: investments purchased	(27,694)
Net assets	$3,101,691

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,101,691	1,422,491	$2.18
Band 100	-	-	2.21
Band 75	-	-	2.24
Band 50	-	-	2.26
Band 25	-	-	2.29
Band 0	-	-	2.32
Total	$3,101,691	1,422,491

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$34,418
Mortality & expense charges			(35,022)
Net investment income (loss)			(604)

Gain (loss) on investments:
Net realized gain (loss)			218,986
Realized gain distributions			160,328
Net change in unrealized appreciation (depreciation)			280,296
Net gain (loss)			659,610

Increase (decrease) in net assets from operations			$659,006

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(604)	$11,569
Net realized gain (loss)		218,986	24,693
Realized gain distributions		160,328	52,181
Net change in unrealized appreciation (depreciation)		280,296	285,388

Increase (decrease) in net assets from operations		659,006	373,831

Contract owner transactions:
Proceeds from units sold		1,008,424	545,775
Cost of units redeemed		(959,390)	(345,447)
Account charges		(2,356)	(1,920)
Increase (decrease)		46,678	198,408
Net increase (decrease)		705,684	572,239
Net assets, beginning		2,396,007	1,823,768
Net assets, ending		$3,101,691	$2,396,007

Units sold		530,872	415,702
Units redeemed		(503,928)	(262,218)
Net increase (decrease)		26,944	153,484
Units outstanding, beginning		1,395,547	1,242,063
Units outstanding, ending		1,422,491	1,395,547

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,778,938
Cost of units redeemed/account charges			(4,172,409)
Net investment income (loss)			41,259
Net realized gain (loss)			500,278
Realized gain distributions			238,242
Net change in unrealized appreciation (depreciation)			715,383
Net assets			$3,101,691

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.18	1,422	$3,102	1.25%	27.0%	12/31/2021	$2.21	0	$0	1.00%	27.3%	12/31/2021	$2.24	0	$0	0.75%	27.6%
12/31/2020	1.72	1,396	2,396	1.25%	16.9%	12/31/2020	1.73	0	0	1.00%	17.2%	12/31/2020	1.75	0	0	0.75%	17.5%
12/31/2019	1.47	1,242	1,824	1.25%	29.8%	12/31/2019	1.48	0	0	1.00%	30.1%	12/31/2019	1.49	0	0	0.75%	30.4%
12/31/2018	1.13	1,453	1,643	1.25%	-5.6%	12/31/2018	1.14	0	0	1.00%	-5.4%	12/31/2018	1.14	0	0	0.75%	-5.1%
12/31/2017	1.20	546	655	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.21	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.26	0	$0	0.50%	28.0%	12/31/2021	$2.29	0	$0	0.25%	28.3%	12/31/2021	$2.32	0	$0	0.00%	28.6%
12/31/2020	1.77	0	0	0.50%	17.8%	12/31/2020	1.79	0	0	0.25%	18.1%	12/31/2020	1.81	0	0	0.00%	18.4%
12/31/2019	1.50	0	0	0.50%	30.8%	12/31/2019	1.51	0	0	0.25%	31.1%	12/31/2019	1.53	0	0	0.00%	31.4%
12/31/2018	1.15	0	0	0.50%	-4.9%	12/31/2018	1.15	0	0	0.25%	-4.7%	12/31/2018	1.16	0	0	0.00%	-4.4%
12/31/2017	1.21	0	0	0.50%	21.1%	12/31/2017	1.21	0	0	0.25%	21.4%	12/31/2017	1.21	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.7%
2019	2.3%
2018	2.3%
2017	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.82
Band 50	-	-	1.84
Band 25	-	-	1.87
Band 0	-	-	1.89
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(386)
Net realized gain (loss)		-	7,218
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(7,828)

Increase (decrease) in net assets from operations		-	(996)

Contract owner transactions:
Proceeds from units sold		-	18,456
Cost of units redeemed		-	(289,582)
Account charges		-	(13)
Increase (decrease)		-	(271,139)
Net increase (decrease)		-	(272,135)
Net assets, beginning		-	272,135
Net assets, ending		$-	$-

Units sold		-	17,226
Units redeemed		-	(239,011)
Net increase (decrease)		-	(221,785)
Units outstanding, beginning		-	221,785
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$429,376
Cost of units redeemed/account charges			(439,410)
Net investment income (loss)			(408)
Net realized gain (loss)			(3,336)
Realized gain distributions			13,778
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	0	$0	1.25%	24.4%	12/31/2021	$1.80	0	$0	1.00%	24.7%	12/31/2021	$1.82	0	$0	0.75%	25.0%
12/31/2020	1.43	0	0	1.25%	17.9%	12/31/2020	1.44	0	0	1.00%	18.2%	12/31/2020	1.46	0	0	0.75%	18.5%
12/31/2019	1.21	22	26	1.25%	24.6%	12/31/2019	1.22	0	0	1.00%	24.9%	12/31/2019	1.23	200	246	0.75%	25.2%
12/31/2018	0.97	23	23	1.25%	-13.4%	12/31/2018	0.98	0	0	1.00%	-13.2%	12/31/2018	0.98	276	271	0.75%	-13.0%
12/31/2017	1.12	9	10	1.25%	14.8%	12/31/2017	1.12	0	0	1.00%	15.1%	12/31/2017	1.13	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.84	0	$0	0.50%	25.3%	12/31/2021	$1.87	0	$0	0.25%	25.6%	12/31/2021	$1.89	0	$0	0.00%	25.9%
12/31/2020	1.47	0	0	0.50%	18.7%	12/31/2020	1.49	0	0	0.25%	19.0%	12/31/2020	1.50	0	0	0.00%	19.3%
12/31/2019	1.24	0	0	0.50%	25.5%	12/31/2019	1.25	0	0	0.25%	25.8%	12/31/2019	1.26	0	0	0.00%	26.2%
12/31/2018	0.99	0	0	0.50%	-12.8%	12/31/2018	0.99	0	0	0.25%	-12.6%	12/31/2018	1.00	0	0	0.00%	-12.3%
12/31/2017	1.13	0	0	0.50%	15.6%	12/31/2017	1.13	0	0	0.25%	15.9%	12/31/2017	1.14	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.8%
2019	0.7%
2018	1.4%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,971,070	$10,065,398	396,391
Receivables: investments sold	-
Payables: investments purchased	(53)
Net assets	$11,971,017

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,169,928	6,890,349	$1.48
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	1,801,089	1,145,446	1.57
Total	$11,971,017	8,035,795

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$151,588
Mortality & expense charges			(120,321)
Net investment income (loss)			31,267

Gain (loss) on investments:
Net realized gain (loss)			1,229,995
Realized gain distributions			755,762
Net change in unrealized appreciation (depreciation)			851,765
Net gain (loss)			2,837,522

Increase (decrease) in net assets from operations			$2,868,789

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,267	$37,526
Net realized gain (loss)		1,229,995	(895,128)
Realized gain distributions		755,762	-
Net change in unrealized appreciation (depreciation)		851,765	869,222

Increase (decrease) in net assets from operations		2,868,789	11,620

Contract owner transactions:
Proceeds from units sold		6,225,849	3,530,837
Cost of units redeemed		(4,653,626)	(4,932,226)
Account charges		(11,978)	(8,820)
Increase (decrease)		1,560,245	(1,410,209)
Net increase (decrease)		4,429,034	(1,398,589)
Net assets, beginning		7,541,983	8,940,572
Net assets, ending		$11,971,017	$7,541,983

Units sold		4,441,912	4,239,607
Units redeemed		(3,410,643)	(5,744,117)
Net increase (decrease)		1,031,269	(1,504,510)
Units outstanding, beginning		7,004,526	8,509,036
Units outstanding, ending		8,035,795	7,004,526

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$22,368,946
Cost of units redeemed/account charges			(13,807,069)
Net investment income (loss)			85,374
Net realized gain (loss)			167,764
Realized gain distributions			1,250,330
Net change in unrealized appreciation (depreciation)			1,905,672
Net assets			$11,971,017

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	6,890	$10,170	1.25%	37.1%	12/31/2021	$1.49	0	$0	1.00%	37.4%	12/31/2021	$1.51	0	$0	0.75%	37.8%
12/31/2020	1.08	7,005	7,542	1.25%	2.5%	12/31/2020	1.09	0	0	1.00%	2.7%	12/31/2020	1.10	0	0	0.75%	3.0%
12/31/2019	1.05	8,509	8,941	1.25%	20.0%	12/31/2019	1.06	0	0	1.00%	20.3%	12/31/2019	1.07	0	0	0.75%	20.6%
12/31/2018	0.88	6,859	6,007	1.25%	-16.8%	12/31/2018	0.88	0	0	1.00%	-16.6%	12/31/2018	0.88	0	0	0.75%	-16.4%
12/31/2017	1.05	1,846	1,944	1.25%	8.2%	12/31/2017	1.06	0	0	1.00%	8.5%	12/31/2017	1.06	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	0	$0	0.50%	38.1%	12/31/2021	$1.55	0	$0	0.25%	38.5%	12/31/2021	$1.57	1,145	$1,801	0.00%	38.8%
12/31/2020	1.11	0	0	0.50%	3.2%	12/31/2020	1.12	0	0	0.25%	3.5%	12/31/2020	1.13	0	0	0.00%	3.8%
12/31/2019	1.08	0	0	0.50%	20.9%	12/31/2019	1.08	0	0	0.25%	21.2%	12/31/2019	1.09	0	0	0.00%	21.5%
12/31/2018	0.89	0	0	0.50%	-16.2%	12/31/2018	0.89	0	0	0.25%	-16.0%	12/31/2018	0.90	0	0	0.00%	-15.8%
12/31/2017	1.06	0	0	0.50%	9.0%	12/31/2017	1.06	0	0	0.25%	9.3%	12/31/2017	1.07	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.5%
2019	1.5%
2018	0.9%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,059,816	$2,133,431	210,053
Receivables: investments sold	47,022
Payables: investments purchased	-
Net assets	$2,106,838

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,106,838	1,893,368	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$2,106,838	1,893,368

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$18,048
Mortality & expense charges			(25,179)
Net investment income (loss)			(7,131)

Gain (loss) on investments:
Net realized gain (loss)			(2,328)
Realized gain distributions			19,762
Net change in unrealized appreciation (depreciation)			(134,168)
Net gain (loss)			(116,734)

Increase (decrease) in net assets from operations			$(123,865)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,131)	$(7,793)
Net realized gain (loss)		(2,328)	23,120
Realized gain distributions		19,762	16,102
Net change in unrealized appreciation (depreciation)		(134,168)	63,519

Increase (decrease) in net assets from operations		(123,865)	94,948

Contract owner transactions:
Proceeds from units sold		562,662	617,426
Cost of units redeemed		(324,784)	(611,031)
Account charges		(1,918)	(1,830)
Increase (decrease)		235,960	4,565
Net increase (decrease)		112,095	99,513
Net assets, beginning		1,994,743	1,895,230
Net assets, ending		$2,106,838	$1,994,743

Units sold		501,291	539,644
Units redeemed		(296,250)	(536,165)
Net increase (decrease)		205,041	3,479
Units outstanding, beginning		1,688,327	1,684,848
Units outstanding, ending		1,893,368	1,688,327

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,576,741
Cost of units redeemed/account charges			(2,589,353)
Net investment income (loss)			92,474
Net realized gain (loss)			39,708
Realized gain distributions			60,883
Net change in unrealized appreciation (depreciation)			(73,615)
Net assets			$2,106,838

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	1,893	$2,107	1.25%	-5.8%	12/31/2021	$1.13	0	$0	1.00%	-5.6%	12/31/2021	$1.14	0	$0	0.75%	-5.3%
12/31/2020	1.18	1,688	1,995	1.25%	5.0%	12/31/2020	1.19	0	0	1.00%	5.3%	12/31/2020	1.21	0	0	0.75%	5.6%
12/31/2019	1.12	1,685	1,895	1.25%	7.2%	12/31/2019	1.13	0	0	1.00%	7.4%	12/31/2019	1.14	0	0	0.75%	7.7%
12/31/2018	1.05	1,390	1,459	1.25%	2.0%	12/31/2018	1.06	0	0	1.00%	2.2%	12/31/2018	1.06	0	0	0.75%	2.5%
12/31/2017	1.03	971	999	1.25%	1.9%	12/31/2017	1.03	0	0	1.00%	2.2%	12/31/2017	1.03	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	0.50%	-5.1%	12/31/2021	$1.17	0	$0	0.25%	-4.9%	12/31/2021	$1.19	0	$0	0.00%	-4.6%
12/31/2020	1.22	0	0	0.50%	5.8%	12/31/2020	1.23	0	0	0.25%	6.1%	12/31/2020	1.24	0	0	0.00%	6.4%
12/31/2019	1.15	0	0	0.50%	8.0%	12/31/2019	1.16	0	0	0.25%	8.2%	12/31/2019	1.17	0	0	0.00%	8.5%
12/31/2018	1.07	0	0	0.50%	2.8%	12/31/2018	1.07	0	0	0.25%	3.0%	12/31/2018	1.08	0	0	0.00%	3.3%
12/31/2017	1.04	0	0	0.50%	2.7%	12/31/2017	1.04	0	0	0.25%	2.9%	12/31/2017	1.04	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.8%
2019	3.6%
2018	6.9%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$545,032	$638,360	122,534
Receivables: investments sold	34,554
Payables: investments purchased	-
Net assets	$579,586

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$579,586	480,560	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$579,586	480,560

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$167,330
Mortality & expense charges			(7,395)
Net investment income (loss)			159,935

Gain (loss) on investments:
Net realized gain (loss)			79,422
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(105,486)
Net gain (loss)			(26,064)

Increase (decrease) in net assets from operations			$133,871

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$159,935	$(2,941)
Net realized gain (loss)		79,422	(10,377)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(105,486)	20,520

Increase (decrease) in net assets from operations		133,871	7,202

Contract owner transactions:
Proceeds from units sold		518,407	187,398
Cost of units redeemed		(548,926)	(72,244)
Account charges		(1,120)	(917)
Increase (decrease)		(31,639)	114,237
Net increase (decrease)		102,232	121,439
Net assets, beginning		477,354	355,915
Net assets, ending		$579,586	$477,354

Units sold		483,264	228,539
Units redeemed		(504,819)	(89,557)
Net increase (decrease)		(21,555)	138,982
Units outstanding, beginning		502,115	363,133
Units outstanding, ending		480,560	502,115

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,144,295
Cost of units redeemed/account charges			(699,818)
Net investment income (loss)			161,538
Net realized gain (loss)			66,899
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(93,328)
Net assets			$579,586

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	481	$580	1.25%	26.9%	12/31/2021	$1.22	0	$0	1.00%	27.2%	12/31/2021	$1.23	0	$0	0.75%	27.5%
12/31/2020	0.95	502	477	1.25%	-3.0%	12/31/2020	0.96	0	0	1.00%	-2.8%	12/31/2020	0.97	0	0	0.75%	-2.5%
12/31/2019	0.98	363	356	1.25%	6.6%	12/31/2019	0.99	0	0	1.00%	6.9%	12/31/2019	0.99	0	0	0.75%	7.2%
12/31/2018	0.92	326	300	1.25%	-12.3%	12/31/2018	0.92	0	0	1.00%	-12.1%	12/31/2018	0.92	0	0	0.75%	-11.9%
12/31/2017	1.05	0	0	1.25%	4.8%	12/31/2017	1.05	0	0	1.00%	4.9%	12/31/2017	1.05	0	0	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	0.50%	27.8%	12/31/2021	$1.26	0	$0	0.25%	28.1%	12/31/2021	$1.27	0	$0	0.00%	28.5%
12/31/2020	0.97	0	0	0.50%	-2.3%	12/31/2020	0.98	0	0	0.25%	-2.0%	12/31/2020	0.99	0	0	0.00%	-1.8%
12/31/2019	1.00	0	0	0.50%	7.4%	12/31/2019	1.00	0	0	0.25%	7.7%	12/31/2019	1.01	0	0	0.00%	8.0%
12/31/2018	0.93	0	0	0.50%	-11.7%	12/31/2018	0.93	0	0	0.25%	-11.4%	12/31/2018	0.93	0	0	0.00%	-11.2%
12/31/2017	1.05	0	0	0.50%	4.9%	12/31/2017	1.05	0	0	0.25%	4.9%	12/31/2017	1.05	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	31.7%
2020	0.4%
2019	1.6%
2018	3.2%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,177,738	$1,172,404	88,279
Receivables: investments sold	-
Payables: investments purchased	(2,737)
Net assets	$1,175,001

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,175,001	976,316	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$1,175,001	976,316

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$36,252
Mortality & expense charges			(9,645)
Net investment income (loss)			26,607

Gain (loss) on investments:
Net realized gain (loss)			24,795
Realized gain distributions			370
Net change in unrealized appreciation (depreciation)			(18,776)
Net gain (loss)			6,389

Increase (decrease) in net assets from operations			$32,996

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,607	$1,792
Net realized gain (loss)		24,795	6,890
Realized gain distributions		370	1,754
Net change in unrealized appreciation (depreciation)		(18,776)	23,043

Increase (decrease) in net assets from operations		32,996	33,479

Contract owner transactions:
Proceeds from units sold		1,245,205	561,738
Cost of units redeemed		(686,748)	(215,826)
Account charges		(639)	(294)
Increase (decrease)		557,818	345,618
Net increase (decrease)		590,814	379,097
Net assets, beginning		584,187	205,090
Net assets, ending		$1,175,001	$584,187

Units sold		1,061,610	582,499
Units redeemed		(591,289)	(272,377)
Net increase (decrease)		470,321	310,122
Units outstanding, beginning		505,995	195,873
Units outstanding, ending		976,316	505,995

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,213,558
Cost of units redeemed/account charges			(1,116,799)
Net investment income (loss)			29,993
Net realized gain (loss)			40,639
Realized gain distributions			2,276
Net change in unrealized appreciation (depreciation)			5,334
Net assets			$1,175,001

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	976	$1,175	1.25%	4.2%	12/31/2021	$1.22	0	$0	1.00%	4.5%	12/31/2021	$1.23	0	$0	0.75%	4.8%
12/31/2020	1.15	506	584	1.25%	10.3%	12/31/2020	1.16	0	0	1.00%	10.5%	12/31/2020	1.17	0	0	0.75%	10.8%
12/31/2019	1.05	196	205	1.25%	7.1%	12/31/2019	1.05	0	0	1.00%	7.4%	12/31/2019	1.06	0	0	0.75%	7.6%
12/31/2018	0.98	130	127	1.25%	-2.5%	12/31/2018	0.98	0	0	1.00%	-2.3%	12/31/2018	0.98	0	0	0.75%	-2.0%
12/31/2017	1.00	0	0	1.25%	0.3%	12/31/2017	1.00	0	0	1.00%	0.3%	12/31/2017	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	0.50%	5.0%	12/31/2021	$1.25	0	$0	0.25%	5.3%	12/31/2021	$1.27	0	$0	0.00%	5.6%
12/31/2020	1.18	0	0	0.50%	11.1%	12/31/2020	1.19	0	0	0.25%	11.4%	12/31/2020	1.20	0	0	0.00%	11.7%
12/31/2019	1.06	0	0	0.50%	7.9%	12/31/2019	1.07	0	0	0.25%	8.2%	12/31/2019	1.07	0	0	0.00%	8.5%
12/31/2018	0.99	0	0	0.50%	-1.8%	12/31/2018	0.99	0	0	0.25%	-1.5%	12/31/2018	0.99	0	0	0.00%	-1.3%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.3%	12/31/2017	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.1%
2020	1.5%
2019	2.3%
2018	0.8%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,068,169	$806,422	22,703
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$1,068,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,068,188	685,296	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.65
Total	$1,068,188	685,296

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,077
Mortality & expense charges			(13,428)
Net investment income (loss)			(3,351)

Gain (loss) on investments:
Net realized gain (loss)			171,743
Realized gain distributions			55,414
Net change in unrealized appreciation (depreciation)			93,355
Net gain (loss)			320,512

Increase (decrease) in net assets from operations			$317,161

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,351)	$1,024
Net realized gain (loss)		171,743	(19,407)
Realized gain distributions		55,414	-
Net change in unrealized appreciation (depreciation)		93,355	168,216

Increase (decrease) in net assets from operations		317,161	149,833

Contract owner transactions:
Proceeds from units sold		100,472	204,558
Cost of units redeemed		(721,275)	(212,644)
Account charges		(184)	(1,268)
Increase (decrease)		(620,987)	(9,354)
Net increase (decrease)		(303,826)	140,479
Net assets, beginning		1,372,014	1,231,535
Net assets, ending		$1,068,188	$1,372,014

Units sold		79,682	226,672
Units redeemed		(529,763)	(210,177)
Net increase (decrease)		(450,081)	16,495
Units outstanding, beginning		1,135,377	1,118,882
Units outstanding, ending		685,296	1,135,377

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,448,002
Cost of units redeemed/account charges			(1,884,608)
Net investment income (loss)			(4,291)
Net realized gain (loss)			149,049
Realized gain distributions			98,289
Net change in unrealized appreciation (depreciation)			261,747
Net assets			$1,068,188

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	685	$1,068	1.25%	29.0%	12/31/2021	$1.58	0	$0	1.00%	29.3%	12/31/2021	$1.59	0	$0	0.75%	29.6%
12/31/2020	1.21	1,135	1,372	1.25%	9.8%	12/31/2020	1.22	0	0	1.00%	10.1%	12/31/2020	1.23	0	0	0.75%	10.3%
12/31/2019	1.10	1,119	1,232	1.25%	20.2%	12/31/2019	1.11	0	0	1.00%	20.5%	12/31/2019	1.11	0	0	0.75%	20.8%
12/31/2018	0.92	439	402	1.25%	-14.2%	12/31/2018	0.92	0	0	1.00%	-14.0%	12/31/2018	0.92	0	0	0.75%	-13.8%
12/31/2017	1.07	405	432	1.25%	6.7%	12/31/2017	1.07	0	0	1.00%	6.8%	12/31/2017	1.07	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	0	$0	0.50%	30.0%	12/31/2021	$1.63	0	$0	0.25%	30.3%	12/31/2021	$1.65	0	$0	0.00%	30.6%
12/31/2020	1.24	0	0	0.50%	10.6%	12/31/2020	1.25	0	0	0.25%	10.9%	12/31/2020	1.26	0	0	0.00%	11.2%
12/31/2019	1.12	0	0	0.50%	21.1%	12/31/2019	1.13	0	0	0.25%	21.4%	12/31/2019	1.13	0	0	0.00%	21.7%
12/31/2018	0.93	0	0	0.50%	-13.6%	12/31/2018	0.93	0	0	0.25%	-13.3%	12/31/2018	0.93	0	0	0.00%	-13.1%
12/31/2017	1.07	0	0	0.50%	7.1%	12/31/2017	1.07	0	0	0.25%	7.2%	12/31/2017	1.07	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	1.1%
2019	0.6%
2018	1.0%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3	$3	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3	2	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$3	2

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$35
Mortality & expense charges			(1,135)
Net investment income (loss)			(1,100)

Gain (loss) on investments:
Net realized gain (loss)			117,767
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(86,604)
Net gain (loss)			31,163

Increase (decrease) in net assets from operations			$30,063

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,100)	$3,053
Net realized gain (loss)		117,767	(3,767)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(86,604)	76,167

Increase (decrease) in net assets from operations		30,063	75,453

Contract owner transactions:
Proceeds from units sold		16,136	216,828
Cost of units redeemed		(486,511)	(167,462)
Account charges		-	(810)
Increase (decrease)		(470,375)	48,556
Net increase (decrease)		(440,312)	124,009
Net assets, beginning		440,315	316,306
Net assets, ending		$3	$440,315

Units sold		13,285	243,772
Units redeemed		(388,907)	(171,567)
Net increase (decrease)		(375,622)	72,205
Units outstanding, beginning		375,624	303,419
Units outstanding, ending		2	375,624

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$699,507
Cost of units redeemed/account charges			(813,775)
Net investment income (loss)			9,748
Net realized gain (loss)			104,523
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$3

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	1.25%	4.5%	12/31/2021	$1.24	0	$0	1.00%	4.8%	12/31/2021	$1.25	0	$0	0.75%	5.0%
12/31/2020	1.17	376	440	1.25%	12.4%	12/31/2020	1.18	0	0	1.00%	12.7%	12/31/2020	1.19	0	0	0.75%	13.0%
12/31/2019	1.04	303	316	1.25%	14.6%	12/31/2019	1.05	0	0	1.00%	14.9%	12/31/2019	1.05	0	0	0.75%	15.2%
12/31/2018	0.91	344	313	1.25%	-9.0%	12/31/2018	0.91	0	0	1.00%	-8.9%	12/31/2018	0.91	0	0	0.75%	-8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	0.50%	5.3%	12/31/2021	$1.27	0	$0	0.25%	5.6%	12/31/2021	$1.28	0	$0	0.00%	5.8%
12/31/2020	1.19	0	0	0.50%	13.3%	12/31/2020	1.20	0	0	0.25%	13.6%	12/31/2020	1.21	0	0	0.00%	13.9%
12/31/2019	1.05	0	0	0.50%	15.5%	12/31/2019	1.06	0	0	0.25%	15.7%	12/31/2019	1.06	0	0	0.00%	16.0%
12/31/2018	0.91	0	0	0.50%	-8.7%	12/31/2018	0.91	0	0	0.25%	-8.5%	12/31/2018	0.92	0	0	0.00%	-8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.9%
2019	2.4%
2018	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,752	$12,600	1,343
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$13,757

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,757	11,745	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$13,757	11,745

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$280
Mortality & expense charges			(172)
Net investment income (loss)			108

Gain (loss) on investments:
Net realized gain (loss)			742
Realized gain distributions			230
Net change in unrealized appreciation (depreciation)			(1,411)
Net gain (loss)			(439)

Increase (decrease) in net assets from operations			$(331)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$108	$42
Net realized gain (loss)		742	(62)
Realized gain distributions		230	-
Net change in unrealized appreciation (depreciation)		(1,411)	2,283

Increase (decrease) in net assets from operations		(331)	2,263

Contract owner transactions:
Proceeds from units sold		6,522	5,777
Cost of units redeemed		(3,143)	(608)
Account charges		(44)	(25)
Increase (decrease)		3,335	5,144
Net increase (decrease)		3,004	7,407
Net assets, beginning		10,753	3,346
Net assets, ending		$13,757	$10,753

Units sold		5,278	6,667
Units redeemed		(2,671)	(732)
Net increase (decrease)		2,607	5,935
Units outstanding, beginning		9,138	3,203
Units outstanding, ending		11,745	9,138

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,339
Cost of units redeemed/account charges			(3,820)
Net investment income (loss)			175
Net realized gain (loss)			681
Realized gain distributions			230
Net change in unrealized appreciation (depreciation)			1,152
Net assets			$13,757

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	12	$14	1.25%	-0.5%	12/31/2021	$1.18	0	$0	1.00%	-0.2%	12/31/2021	$1.19	0	$0	0.75%	0.0%
12/31/2020	1.18	9	11	1.25%	12.6%	12/31/2020	1.18	0	0	1.00%	12.9%	12/31/2020	1.19	0	0	0.75%	13.2%
12/31/2019	1.04	3	3	1.25%	15.2%	12/31/2019	1.05	0	0	1.00%	15.5%	12/31/2019	1.05	0	0	0.75%	15.8%
12/31/2018	0.91	0	0	1.25%	-9.3%	12/31/2018	0.91	0	0	1.00%	-9.2%	12/31/2018	0.91	0	0	0.75%	-9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	0	$0	0.50%	0.3%	12/31/2021	$1.21	0	$0	0.25%	0.5%	12/31/2021	$1.22	0	$0	0.00%	0.8%
12/31/2020	1.20	0	0	0.50%	13.5%	12/31/2020	1.21	0	0	0.25%	13.8%	12/31/2020	1.21	0	0	0.00%	14.0%
12/31/2019	1.06	0	0	0.50%	16.1%	12/31/2019	1.06	0	0	0.25%	16.4%	12/31/2019	1.06	0	0	0.00%	16.7%
12/31/2018	0.91	0	0	0.50%	-9.0%	12/31/2018	0.91	0	0	0.25%	-8.9%	12/31/2018	0.91	0	0	0.00%	-8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	1.8%
2019	2.6%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,287	$43,246	10,757
Receivables: investments sold	71,820
Payables: investments purchased	-
Net assets	$115,107

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$115,107	112,590	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$115,107	112,590

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(23)
Net investment income (loss)			(23)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			41
Net gain (loss)			41

Increase (decrease) in net assets from operations			$18

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23)	$(3)
Net realized gain (loss)		-	30
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		41	(13)

Increase (decrease) in net assets from operations		18	14

Contract owner transactions:
Proceeds from units sold		115,090	57
Cost of units redeemed		-	(4,595)
Account charges		(1)	-
Increase (decrease)		115,089	(4,538)
Net increase (decrease)		115,107	(4,524)
Net assets, beginning		-	4,524
Net assets, ending		$115,107	$-

Units sold		112,591	55
Units redeemed		(1)	(4,391)
Net increase (decrease)		112,590	(4,336)
Units outstanding, beginning		-	4,336
Units outstanding, ending		112,590	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$119,578
Cost of units redeemed/account charges			(4,602)
Net investment income (loss)			60
Net realized gain (loss)			30
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			41
Net assets			$115,107

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	113	$115	1.25%	-2.3%	12/31/2021	$1.03	0	$0	1.00%	-2.0%	12/31/2021	$1.04	0	$0	0.75%	-1.8%
12/31/2020	1.05	0	0	1.25%	0.3%	12/31/2020	1.05	0	0	1.00%	0.5%	12/31/2020	1.06	0	0	0.75%	0.8%
12/31/2019	1.04	4	5	1.25%	2.7%	12/31/2019	1.05	0	0	1.00%	3.0%	12/31/2019	1.05	0	0	0.75%	3.3%
12/31/2018	1.02	3	3	1.25%	1.5%	12/31/2018	1.02	0	0	1.00%	1.7%	12/31/2018	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	0.50%	-1.5%	12/31/2021	$1.06	0	$0	0.25%	-1.3%	12/31/2021	$1.07	0	$0	0.00%	-1.0%
12/31/2020	1.07	0	0	0.50%	1.0%	12/31/2020	1.07	0	0	0.25%	1.3%	12/31/2020	1.08	0	0	0.00%	1.5%
12/31/2019	1.06	0	0	0.50%	3.5%	12/31/2019	1.06	0	0	0.25%	3.8%	12/31/2019	1.06	0	0	0.00%	4.0%
12/31/2018	1.02	0	0	0.50%	2.0%	12/31/2018	1.02	0	0	0.25%	2.2%	12/31/2018	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	2.6%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Real Estate Securities Portfolio - 06-3CW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$601,940	$504,813	42,056
Receivables: investments sold	-
Payables: investments purchased	(36,275)
Net assets	$565,665

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$565,665	396,533	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$565,665	396,533

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$20,451
Mortality & expense charges			(7,048)
Net investment income (loss)			13,403

Gain (loss) on investments:
Net realized gain (loss)			26,937
Realized gain distributions			5,248
Net change in unrealized appreciation (depreciation)			97,176
Net gain (loss)			129,361

Increase (decrease) in net assets from operations			$142,764

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,403	$4,598
Net realized gain (loss)		26,937	(10,769)
Realized gain distributions		5,248	1,402
Net change in unrealized appreciation (depreciation)		97,176	(18,712)

Increase (decrease) in net assets from operations		142,764	(23,481)

Contract owner transactions:
Proceeds from units sold		169,968	171,842
Cost of units redeemed		(248,148)	(92,550)
Account charges		(1,116)	(1,009)
Increase (decrease)		(79,296)	78,283
Net increase (decrease)		63,468	54,802
Net assets, beginning		502,197	447,395
Net assets, ending		$565,665	$502,197

Units sold		135,807	179,550
Units redeemed		(194,582)	(97,913)
Net increase (decrease)		(58,775)	81,637
Units outstanding, beginning		455,308	373,671
Units outstanding, ending		396,533	455,308

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$885,001
Cost of units redeemed/account charges			(499,484)
Net investment income (loss)			53,244
Net realized gain (loss)			18,784
Realized gain distributions			10,993
Net change in unrealized appreciation (depreciation)			97,127
Net assets			$565,665

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	397	$566	1.25%	29.3%	12/31/2021	$1.44	0	$0	1.00%	29.7%	12/31/2021	$1.45	0	$0	0.75%	30.0%
12/31/2020	1.10	455	502	1.25%	-7.9%	12/31/2020	1.11	0	0	1.00%	-7.6%	12/31/2020	1.12	0	0	0.75%	-7.4%
12/31/2019	1.20	374	447	1.25%	24.8%	12/31/2019	1.20	0	0	1.00%	25.1%	12/31/2019	1.21	0	0	0.75%	25.5%
12/31/2018	0.96	364	349	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.0%	12/31/2018	0.96	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	0.50%	30.3%	12/31/2021	$1.48	0	$0	0.25%	30.6%	12/31/2021	$1.49	0	$0	0.00%	31.0%
12/31/2020	1.12	0	0	0.50%	-7.2%	12/31/2020	1.13	0	0	0.25%	-7.0%	12/31/2020	1.14	0	0	0.00%	-6.7%
12/31/2019	1.21	0	0	0.50%	25.8%	12/31/2019	1.22	0	0	0.25%	26.1%	12/31/2019	1.22	0	0	0.00%	26.4%
12/31/2018	0.96	0	0	0.50%	-3.7%	12/31/2018	0.96	0	0	0.25%	-3.6%	12/31/2018	0.97	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.8%
2020	2.0%
2019	6.1%
2018	10.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Sustainability Core 1 Portfolio - 06-3C7

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$324,582	$267,289	24,550
Receivables: investments sold	-
Payables: investments purchased	(21)
Net assets	$324,561

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$324,561	262,599	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$324,561	262,599

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,319
Mortality & expense charges			(3,865)
Net investment income (loss)			4,454

Gain (loss) on investments:
Net realized gain (loss)			2,694
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22,666
Net gain (loss)			25,360

Increase (decrease) in net assets from operations			$29,814

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,454	$1,063
Net realized gain (loss)		2,694	(902)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		22,666	28,379

Increase (decrease) in net assets from operations		29,814	28,540

Contract owner transactions:
Proceeds from units sold		35,866	31,138
Cost of units redeemed		(11,791)	(13,478)
Account charges		(1,180)	(990)
Increase (decrease)		22,895	16,670
Net increase (decrease)		52,709	45,210
Net assets, beginning		271,852	226,642
Net assets, ending		$324,561	$271,852

Units sold		29,781	37,428
Units redeemed		(10,706)	(17,737)
Net increase (decrease)		19,075	19,691
Units outstanding, beginning		243,524	223,833
Units outstanding, ending		262,599	243,524

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$321,563
Cost of units redeemed/account charges			(60,431)
Net investment income (loss)			7,137
Net realized gain (loss)			(1,001)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			57,293
Net assets			$324,561

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	263	$325	1.25%	10.7%	12/31/2021	$1.25	0	$0	1.00%	11.0%	12/31/2021	$1.26	0	$0	0.75%	11.3%
12/31/2020	1.12	244	272	1.25%	10.2%	12/31/2020	1.12	0	0	1.00%	10.5%	12/31/2020	1.13	0	0	0.75%	10.8%
12/31/2019	1.01	224	227	1.25%	22.7%	12/31/2019	1.02	0	0	1.00%	23.0%	12/31/2019	1.02	0	0	0.75%	23.3%
12/31/2018	0.83	37	31	1.25%	-17.5%	12/31/2018	0.83	0	0	1.00%	-17.3%	12/31/2018	0.83	0	0	0.75%	-17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.27	0	$0	0.50%	11.5%	12/31/2021	$1.28	0	$0	0.25%	11.8%	12/31/2021	$1.29	0	$0	0.00%	12.1%
12/31/2020	1.14	0	0	0.50%	11.1%	12/31/2020	1.15	0	0	0.25%	11.4%	12/31/2020	1.15	0	0	0.00%	11.6%
12/31/2019	1.02	0	0	0.50%	23.6%	12/31/2019	1.03	0	0	0.25%	23.9%	12/31/2019	1.03	0	0	0.00%	24.2%
12/31/2018	0.83	0	0	0.50%	-17.1%	12/31/2018	0.83	0	0	0.25%	-16.9%	12/31/2018	0.83	0	0	0.00%	-16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.8%
2020	1.5%
2019	1.6%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$431,456	$352,330	8,150
Receivables: investments sold	-
Payables: investments purchased	(56,028)
Net assets	$375,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$375,428	280,312	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$375,428	280,312

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,680
Mortality & expense charges			(5,021)
Net investment income (loss)			1,659

Gain (loss) on investments:
Net realized gain (loss)			47,746
Realized gain distributions			12,012
Net change in unrealized appreciation (depreciation)			31,302
Net gain (loss)			91,060

Increase (decrease) in net assets from operations			$92,719

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,659	$3,553
Net realized gain (loss)		47,746	(18,699)
Realized gain distributions		12,012	-
Net change in unrealized appreciation (depreciation)		31,302	44,641

Increase (decrease) in net assets from operations		92,719	29,495

Contract owner transactions:
Proceeds from units sold		167,678	301,568
Cost of units redeemed		(304,587)	(212,013)
Account charges		(306)	(277)
Increase (decrease)		(137,215)	89,278
Net increase (decrease)		(44,496)	118,773
Net assets, beginning		419,924	301,151
Net assets, ending		$375,428	$419,924

Units sold		155,220	332,472
Units redeemed		(271,477)	(215,065)
Net increase (decrease)		(116,257)	117,407
Units outstanding, beginning		396,569	279,162
Units outstanding, ending		280,312	396,569

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,063,960
Cost of units redeemed/account charges			(813,799)
Net investment income (loss)			5,073
Net realized gain (loss)			29,043
Realized gain distributions			12,025
Net change in unrealized appreciation (depreciation)			79,126
Net assets			$375,428

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	280	$375	1.25%	26.5%	12/31/2021	$1.35	0	$0	1.00%	26.8%	12/31/2021	$1.36	0	$0	0.75%	27.1%
12/31/2020	1.06	397	420	1.25%	-1.8%	12/31/2020	1.07	0	0	1.00%	-1.6%	12/31/2020	1.07	0	0	0.75%	-1.4%
12/31/2019	1.08	279	301	1.25%	23.9%	12/31/2019	1.08	0	0	1.00%	24.2%	12/31/2019	1.09	0	0	0.75%	24.5%
12/31/2018	0.87	0	0	1.25%	-12.9%	12/31/2018	0.87	0	0	1.00%	-12.8%	12/31/2018	0.87	0	0	0.75%	-12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	0.50%	27.4%	12/31/2021	$1.39	0	$0	0.25%	27.8%	12/31/2021	$1.40	0	$0	0.00%	28.1%
12/31/2020	1.08	0	0	0.50%	-1.1%	12/31/2020	1.09	0	0	0.25%	-0.9%	12/31/2020	1.09	0	0	0.00%	-0.6%
12/31/2019	1.09	0	0	0.50%	24.8%	12/31/2019	1.10	0	0	0.25%	25.1%	12/31/2019	1.10	0	0	0.00%	25.5%
12/31/2018	0.87	0	0	0.50%	-12.5%	12/31/2018	0.88	0	0	0.25%	-12.4%	12/31/2018	0.88	0	0	0.00%	-12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	2.2%
2019	0.0%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Sustainability Core 1 Portfolio - 06-3C6

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$192,486	$131,204	5,158
Receivables: investments sold	-
Payables: investments purchased	(531)
Net assets	$191,955

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$191,955	108,887	$1.76
Band 100	-	-	1.78
Band 75	-	-	1.80
Band 50	-	-	1.81
Band 25	-	-	1.83
Band 0	-	-	1.84
Total	$191,955	108,887

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,908
Mortality & expense charges			(2,324)
Net investment income (loss)			(416)

Gain (loss) on investments:
Net realized gain (loss)			9,457
Realized gain distributions			2,243
Net change in unrealized appreciation (depreciation)			30,816
Net gain (loss)			42,516

Increase (decrease) in net assets from operations			$42,100

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(416)	$150
Net realized gain (loss)		9,457	(3,559)
Realized gain distributions		2,243	-
Net change in unrealized appreciation (depreciation)		30,816	28,004

Increase (decrease) in net assets from operations		42,100	24,595

Contract owner transactions:
Proceeds from units sold		20,021	208,045
Cost of units redeemed		(25,545)	(116,609)
Account charges		(495)	(299)
Increase (decrease)		(6,019)	91,137
Net increase (decrease)		36,081	115,732
Net assets, beginning		155,874	40,142
Net assets, ending		$191,955	$155,874

Units sold		12,654	185,775
Units redeemed		(14,974)	(108,854)
Net increase (decrease)		(2,320)	76,921
Units outstanding, beginning		111,207	34,286
Units outstanding, ending		108,887	111,207

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$283,934
Cost of units redeemed/account charges			(160,913)
Net investment income (loss)			(216)
Net realized gain (loss)			5,305
Realized gain distributions			2,563
Net change in unrealized appreciation (depreciation)			61,282
Net assets			$191,955

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	109	$192	1.25%	25.8%	12/31/2021	$1.78	0	$0	1.00%	26.1%	12/31/2021	$1.80	0	$0	0.75%	26.4%
12/31/2020	1.40	111	156	1.25%	19.7%	12/31/2020	1.41	0	0	1.00%	20.0%	12/31/2020	1.42	0	0	0.75%	20.3%
12/31/2019	1.17	34	40	1.25%	30.9%	12/31/2019	1.18	0	0	1.00%	31.2%	12/31/2019	1.18	0	0	0.75%	31.5%
12/31/2018	0.89	23	20	1.25%	-10.5%	12/31/2018	0.90	0	0	1.00%	-10.4%	12/31/2018	0.90	0	0	0.75%	-10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.81	0	$0	0.50%	26.7%	12/31/2021	$1.83	0	$0	0.25%	27.0%	12/31/2021	$1.84	0	$0	0.00%	27.4%
12/31/2020	1.43	0	0	0.50%	20.6%	12/31/2020	1.44	0	0	0.25%	20.9%	12/31/2020	1.45	0	0	0.00%	21.2%
12/31/2019	1.19	0	0	0.50%	31.9%	12/31/2019	1.19	0	0	0.25%	32.2%	12/31/2019	1.19	0	0	0.00%	32.5%
12/31/2018	0.90	0	0	0.50%	-10.1%	12/31/2018	0.90	0	0	0.25%	-10.0%	12/31/2018	0.90	0	0	0.00%	-9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.2%
2019	0.9%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2010 Target Date Retirement Income Fund Inst Cl - 06-3PK (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	1.25%	7.5%	12/31/2021	$1.33	0	$0	1.00%	7.7%	12/31/2021	$1.34	0	$0	0.75%	8.0%
12/31/2020	1.23	0	0	1.25%	10.7%	12/31/2020	1.24	0	0	1.00%	11.0%	12/31/2020	1.24	0	0	0.75%	11.3%
12/31/2019	1.11	0	0	1.25%	11.5%	12/31/2019	1.11	0	0	1.00%	11.8%	12/31/2019	1.12	0	0	0.75%	12.1%
12/31/2018	1.00	0	0	1.25%	-0.5%	12/31/2018	1.00	0	0	1.00%	-0.4%	12/31/2018	1.00	0	0	0.75%	-0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	0.50%	8.3%	12/31/2021	$1.36	0	$0	0.25%	8.6%	12/31/2021	$1.37	0	$0	0.00%	8.8%
12/31/2020	1.25	0	0	0.50%	11.5%	12/31/2020	1.25	0	0	0.25%	11.8%	12/31/2020	1.26	0	0	0.00%	12.1%
12/31/2019	1.12	0	0	0.50%	12.3%	12/31/2019	1.12	0	0	0.25%	12.6%	12/31/2019	1.12	0	0	0.00%	12.9%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2015 Target Date Retirement Income Fund Inst Cl - 06-3PM (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	1.25%	8.3%	12/31/2021	$1.38	0	$0	1.00%	8.6%	12/31/2021	$1.39	0	$0	0.75%	8.9%
12/31/2020	1.27	0	0	1.25%	12.9%	12/31/2020	1.27	0	0	1.00%	13.2%	12/31/2020	1.28	0	0	0.75%	13.5%
12/31/2019	1.12	0	0	1.25%	12.7%	12/31/2019	1.12	0	0	1.00%	12.9%	12/31/2019	1.13	0	0	0.75%	13.2%
12/31/2018	1.00	0	0	1.25%	-0.5%	12/31/2018	1.00	0	0	1.00%	-0.5%	12/31/2018	1.00	0	0	0.75%	-0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	9.1%	12/31/2021	$1.41	0	$0	0.25%	9.4%	12/31/2021	$1.42	0	$0	0.00%	9.7%
12/31/2020	1.29	0	0	0.50%	13.7%	12/31/2020	1.29	0	0	0.25%	14.0%	12/31/2020	1.30	0	0	0.00%	14.3%
12/31/2019	1.13	0	0	0.50%	13.5%	12/31/2019	1.13	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.1%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2020 Target Date Retirement Income Fund Inst Cl - 06-3PN (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.42
Band 100	-	-	1.43
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	1.25%	8.7%	12/31/2021	$1.43	0	$0	1.00%	9.0%	12/31/2021	$1.44	0	$0	0.75%	9.3%
12/31/2020	1.30	0	0	1.25%	14.7%	12/31/2020	1.31	0	0	1.00%	15.0%	12/31/2020	1.32	0	0	0.75%	15.3%
12/31/2019	1.13	0	0	1.25%	14.2%	12/31/2019	1.14	0	0	1.00%	14.5%	12/31/2019	1.14	0	0	0.75%	14.8%
12/31/2018	0.99	0	0	1.25%	-0.6%	12/31/2018	0.99	0	0	1.00%	-0.6%	12/31/2018	0.99	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	0.50%	9.5%	12/31/2021	$1.46	0	$0	0.25%	9.8%	12/31/2021	$1.47	0	$0	0.00%	10.1%
12/31/2020	1.32	0	0	0.50%	15.6%	12/31/2020	1.33	0	0	0.25%	15.9%	12/31/2020	1.34	0	0	0.00%	16.1%
12/31/2019	1.14	0	0	0.50%	15.0%	12/31/2019	1.15	0	0	0.25%	15.3%	12/31/2019	1.15	0	0	0.00%	15.6%
12/31/2018	0.99	0	0	0.50%	-0.6%	12/31/2018	0.99	0	0	0.25%	-0.6%	12/31/2018	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2025 Target Date Retirement Income Fund Inst Cl - 06-3PP (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.52
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	1.25%	10.6%	12/31/2021	$1.50	0	$0	1.00%	10.9%	12/31/2021	$1.51	0	$0	0.75%	11.2%
12/31/2020	1.35	0	0	1.25%	16.0%	12/31/2020	1.35	0	0	1.00%	16.3%	12/31/2020	1.36	0	0	0.75%	16.6%
12/31/2019	1.16	0	0	1.25%	17.5%	12/31/2019	1.16	0	0	1.00%	17.8%	12/31/2019	1.17	0	0	0.75%	18.1%
12/31/2018	0.99	0	0	1.25%	-1.3%	12/31/2018	0.99	0	0	1.00%	-1.3%	12/31/2018	0.99	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	0.50%	11.5%	12/31/2021	$1.53	0	$0	0.25%	11.7%	12/31/2021	$1.55	0	$0	0.00%	12.0%
12/31/2020	1.37	0	0	0.50%	16.9%	12/31/2020	1.37	0	0	0.25%	17.2%	12/31/2020	1.38	0	0	0.00%	17.5%
12/31/2019	1.17	0	0	0.50%	18.4%	12/31/2019	1.17	0	0	0.25%	18.7%	12/31/2019	1.17	0	0	0.00%	19.0%
12/31/2018	0.99	0	0	0.50%	-1.3%	12/31/2018	0.99	0	0	0.25%	-1.3%	12/31/2018	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2030 Target Date Retirement Income Fund Inst Cl - 06-3PR (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.58
Band 25	-	-	1.59
Band 0	-	-	1.60
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	1.25%	12.6%	12/31/2021	$1.55	0	$0	1.00%	12.8%	12/31/2021	$1.57	0	$0	0.75%	13.1%
12/31/2020	1.37	0	0	1.25%	16.9%	12/31/2020	1.38	0	0	1.00%	17.2%	12/31/2020	1.38	0	0	0.75%	17.5%
12/31/2019	1.17	0	0	1.25%	19.5%	12/31/2019	1.18	0	0	1.00%	19.8%	12/31/2019	1.18	0	0	0.75%	20.1%
12/31/2018	0.98	0	0	1.25%	-1.9%	12/31/2018	0.98	0	0	1.00%	-1.9%	12/31/2018	0.98	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	0.50%	13.4%	12/31/2021	$1.59	0	$0	0.25%	13.7%	12/31/2021	$1.60	0	$0	0.00%	14.0%
12/31/2020	1.39	0	0	0.50%	17.7%	12/31/2020	1.40	0	0	0.25%	18.0%	12/31/2020	1.41	0	0	0.00%	18.3%
12/31/2019	1.18	0	0	0.50%	20.4%	12/31/2019	1.19	0	0	0.25%	20.7%	12/31/2019	1.19	0	0	0.00%	21.0%
12/31/2018	0.98	0	0	0.50%	-1.8%	12/31/2018	0.98	0	0	0.25%	-1.8%	12/31/2018	0.98	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2035 Target Date Retirement Income Fund Inst Cl - 06-3PT (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	1.25%	14.4%	12/31/2021	$1.55	0	$0	1.00%	14.7%	12/31/2021	$1.56	0	$0	0.75%	15.0%
12/31/2020	1.34	0	0	1.25%	15.0%	12/31/2020	1.35	0	0	1.00%	15.3%	12/31/2020	1.36	0	0	0.75%	15.6%
12/31/2019	1.17	0	0	1.25%	20.3%	12/31/2019	1.17	0	0	1.00%	20.6%	12/31/2019	1.17	0	0	0.75%	20.9%
12/31/2018	0.97	0	0	1.25%	-2.8%	12/31/2018	0.97	0	0	1.00%	-2.8%	12/31/2018	0.97	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	0.50%	15.2%	12/31/2021	$1.58	0	$0	0.25%	15.5%	12/31/2021	$1.60	0	$0	0.00%	15.8%
12/31/2020	1.36	0	0	0.50%	15.8%	12/31/2020	1.37	0	0	0.25%	16.1%	12/31/2020	1.38	0	0	0.00%	16.4%
12/31/2019	1.18	0	0	0.50%	21.2%	12/31/2019	1.18	0	0	0.25%	21.5%	12/31/2019	1.18	0	0	0.00%	21.8%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.8%	12/31/2018	0.97	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2040 Target Date Retirement Income Fund Inst Cl - 06-3PV (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.50
Band 100	-	-	1.51
Band 75	-	-	1.52
Band 50	-	-	1.53
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	1.25%	15.6%	12/31/2021	$1.51	0	$0	1.00%	15.9%	12/31/2021	$1.52	0	$0	0.75%	16.2%
12/31/2020	1.30	0	0	1.25%	11.3%	12/31/2020	1.30	0	0	1.00%	11.6%	12/31/2020	1.31	0	0	0.75%	11.9%
12/31/2019	1.16	0	0	1.25%	20.6%	12/31/2019	1.17	0	0	1.00%	20.9%	12/31/2019	1.17	0	0	0.75%	21.2%
12/31/2018	0.97	0	0	1.25%	-3.5%	12/31/2018	0.97	0	0	1.00%	-3.5%	12/31/2018	0.97	0	0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	0	$0	0.50%	16.4%	12/31/2021	$1.54	0	$0	0.25%	16.7%	12/31/2021	$1.56	0	$0	0.00%	17.0%
12/31/2020	1.32	0	0	0.50%	12.2%	12/31/2020	1.32	0	0	0.25%	12.4%	12/31/2020	1.33	0	0	0.00%	12.7%
12/31/2019	1.17	0	0	0.50%	21.5%	12/31/2019	1.18	0	0	0.25%	21.8%	12/31/2019	1.18	0	0	0.00%	22.1%
12/31/2018	0.97	0	0	0.50%	-3.5%	12/31/2018	0.97	0	0	0.25%	-3.4%	12/31/2018	0.97	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2045 Target Date Retirement Income Fund Inst Cl - 06-3PW (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.57
Band 100	-	-	1.58
Band 75	-	-	1.59
Band 50	-	-	1.60
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	1.25%	17.9%	12/31/2021	$1.58	0	$0	1.00%	18.1%	12/31/2021	$1.59	0	$0	0.75%	18.4%
12/31/2020	1.33	0	0	1.25%	11.9%	12/31/2020	1.34	0	0	1.00%	12.2%	12/31/2020	1.34	0	0	0.75%	12.5%
12/31/2019	1.19	0	0	1.25%	23.9%	12/31/2019	1.19	0	0	1.00%	24.2%	12/31/2019	1.19	0	0	0.75%	24.5%
12/31/2018	0.96	0	0	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	0	$0	0.50%	18.7%	12/31/2021	$1.61	0	$0	0.25%	19.0%	12/31/2021	$1.63	0	$0	0.00%	19.3%
12/31/2020	1.35	0	0	0.50%	12.8%	12/31/2020	1.36	0	0	0.25%	13.1%	12/31/2020	1.36	0	0	0.00%	13.3%
12/31/2019	1.20	0	0	0.50%	24.8%	12/31/2019	1.20	0	0	0.25%	25.1%	12/31/2019	1.20	0	0	0.00%	25.4%
12/31/2018	0.96	0	0	0.50%	-4.1%	12/31/2018	0.96	0	0	0.25%	-4.1%	12/31/2018	0.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2050 Target Date Retirement Income Fund Inst Cl - 06-3PX (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.60
Band 100	-	-	1.61
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.65
Band 0	-	-	1.66
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	0	$0	1.25%	19.4%	12/31/2021	$1.61	0	$0	1.00%	19.7%	12/31/2021	$1.62	0	$0	0.75%	20.0%
12/31/2020	1.34	0	0	1.25%	12.6%	12/31/2020	1.35	0	0	1.00%	12.9%	12/31/2020	1.35	0	0	0.75%	13.2%
12/31/2019	1.19	0	0	1.25%	24.0%	12/31/2019	1.19	0	0	1.00%	24.3%	12/31/2019	1.20	0	0	0.75%	24.6%
12/31/2018	0.96	0	0	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	0	$0	0.50%	20.3%	12/31/2021	$1.65	0	$0	0.25%	20.6%	12/31/2021	$1.66	0	$0	0.00%	20.9%
12/31/2020	1.36	0	0	0.50%	13.5%	12/31/2020	1.37	0	0	0.25%	13.8%	12/31/2020	1.37	0	0	0.00%	14.1%
12/31/2019	1.20	0	0	0.50%	25.0%	12/31/2019	1.20	0	0	0.25%	25.3%	12/31/2019	1.20	0	0	0.00%	25.6%
12/31/2018	0.96	0	0	0.50%	-4.1%	12/31/2018	0.96	0	0	0.25%	-4.1%	12/31/2018	0.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2055 Target Date Retirement Income Fund Inst Cl - 06-3PY (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.60
Band 100	-	-	1.61
Band 75	-	-	1.63
Band 50	-	-	1.64
Band 25	-	-	1.65
Band 0	-	-	1.66
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	0	$0	1.25%	19.5%	12/31/2021	$1.61	0	$0	1.00%	19.8%	12/31/2021	$1.63	0	$0	0.75%	20.1%
12/31/2020	1.34	0	0	1.25%	12.8%	12/31/2020	1.35	0	0	1.00%	13.0%	12/31/2020	1.35	0	0	0.75%	13.3%
12/31/2019	1.19	0	0	1.25%	24.1%	12/31/2019	1.19	0	0	1.00%	24.4%	12/31/2019	1.20	0	0	0.75%	24.7%
12/31/2018	0.96	0	0	1.25%	-4.2%	12/31/2018	0.96	0	0	1.00%	-4.2%	12/31/2018	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	0	$0	0.50%	20.4%	12/31/2021	$1.65	0	$0	0.25%	20.7%	12/31/2021	$1.66	0	$0	0.00%	21.0%
12/31/2020	1.36	0	0	0.50%	13.6%	12/31/2020	1.37	0	0	0.25%	13.9%	12/31/2020	1.38	0	0	0.00%	14.2%
12/31/2019	1.20	0	0	0.50%	25.0%	12/31/2019	1.20	0	0	0.25%	25.3%	12/31/2019	1.20	0	0	0.00%	25.6%
12/31/2018	0.96	0	0	0.50%	-4.1%	12/31/2018	0.96	0	0	0.25%	-4.1%	12/31/2018	0.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2060 Target Date Retirement Income Fund Inst Cl - 06-3R3 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.60
Band 100	-	-	1.61
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.65
Band 0	-	-	1.66
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	0	$0	1.25%	19.4%	12/31/2021	$1.61	0	$0	1.00%	19.7%	12/31/2021	$1.62	0	$0	0.75%	20.0%
12/31/2020	1.34	0	0	1.25%	12.7%	12/31/2020	1.35	0	0	1.00%	12.9%	12/31/2020	1.35	0	0	0.75%	13.2%
12/31/2019	1.19	0	0	1.25%	24.1%	12/31/2019	1.19	0	0	1.00%	24.4%	12/31/2019	1.20	0	0	0.75%	24.7%
12/31/2018	0.96	0	0	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	0	$0	0.50%	20.3%	12/31/2021	$1.65	0	$0	0.25%	20.6%	12/31/2021	$1.66	0	$0	0.00%	20.9%
12/31/2020	1.36	0	0	0.50%	13.5%	12/31/2020	1.37	0	0	0.25%	13.8%	12/31/2020	1.38	0	0	0.00%	14.1%
12/31/2019	1.20	0	0	0.50%	25.0%	12/31/2019	1.20	0	0	0.25%	25.3%	12/31/2019	1.21	0	0	0.00%	25.6%
12/31/2018	0.96	0	0	0.50%	-4.0%	12/31/2018	0.96	0	0	0.25%	-4.0%	12/31/2018	0.96	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional Retirement Income Fund Institutional Class - 06-3R4 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	1.25%	5.5%	12/31/2021	$1.24	0	$0	1.00%	5.8%	12/31/2021	$1.25	0	$0	0.75%	6.0%
12/31/2020	1.17	0	0	1.25%	8.0%	12/31/2020	1.17	0	0	1.00%	8.2%	12/31/2020	1.18	0	0	0.75%	8.5%
12/31/2019	1.08	0	0	1.25%	8.6%	12/31/2019	1.08	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.1%
12/31/2018	1.00	0	0	1.25%	-0.5%	12/31/2018	1.00	0	0	1.00%	-0.5%	12/31/2018	1.00	0	0	0.75%	-0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	0.50%	6.3%	12/31/2021	$1.27	0	$0	0.25%	6.6%	12/31/2021	$1.28	0	$0	0.00%	6.8%
12/31/2020	1.19	0	0	0.50%	8.8%	12/31/2020	1.19	0	0	0.25%	9.1%	12/31/2020	1.20	0	0	0.00%	9.3%
12/31/2019	1.09	0	0	0.50%	9.4%	12/31/2019	1.09	0	0	0.25%	9.7%	12/31/2019	1.10	0	0	0.00%	10.0%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Micro Cap Portfolio Institutional Class - 06-3YM (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.54
Band 25	-	-	1.55
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	1.25%	31.8%	12/31/2021	$1.52	0	$0	1.00%	32.2%	12/31/2021	$1.53	0	$0	0.75%	32.5%
12/31/2020	1.14	0	0	1.25%	5.3%	12/31/2020	1.15	0	0	1.00%	5.5%	12/31/2020	1.15	0	0	0.75%	5.8%
12/31/2019	1.09	0	0	1.25%	8.8%	12/31/2019	1.09	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	32.8%	12/31/2021	$1.55	0	$0	0.25%	33.2%	12/31/2021	$1.56	0	$0	0.00%	33.5%
12/31/2020	1.16	0	0	0.50%	6.1%	12/31/2020	1.16	0	0	0.25%	6.3%	12/31/2020	1.17	0	0	0.00%	6.6%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.3%	12/31/2019	1.09	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Interm Gov Fixed Inc Institutional Class - 06-4FV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,387	$4,471	346
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$4,384

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,384	4,254	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$4,384	4,254

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$206
Mortality & expense charges			(158)
Net investment income (loss)			48

Gain (loss) on investments:
Net realized gain (loss)			(474)
Realized gain distributions			176
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(298)

Increase (decrease) in net assets from operations			$(250)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$48	$3
Net realized gain (loss)		(474)	-
Realized gain distributions		176	75
Net change in unrealized appreciation (depreciation)		-	(84)

Increase (decrease) in net assets from operations		(250)	(6)

Contract owner transactions:
Proceeds from units sold		19,641	3,168
Cost of units redeemed		(18,125)	-
Account charges		(41)	(3)
Increase (decrease)		1,475	3,165
Net increase (decrease)		1,225	3,159
Net assets, beginning		3,159	-
Net assets, ending		$4,384	$3,159

Units sold		18,942	2,935
Units redeemed		(17,620)	(3)
Net increase (decrease)		1,322	2,932
Units outstanding, beginning		2,932	-
Units outstanding, ending		4,254	2,932

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$22,809
Cost of units redeemed/account charges			(18,169)
Net investment income (loss)			51
Net realized gain (loss)			(474)
Realized gain distributions			251
Net change in unrealized appreciation (depreciation)			(84)
Net assets			$4,384

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.03	4	$4	1.25%	-4.4%	12/31/2021	$1.04	0	$0	1.00%	-4.1%	12/31/2021	$1.04	0	$0	0.75%	-3.9%
12/31/2020	1.08	3	3	1.25%	7.7%	12/31/2020	1.08	0	0	1.00%	8.0%	12/31/2020	1.08	0	0	0.75%	8.3%
12/31/2019	1.00	0	0	1.25%	0.0%	12/31/2019	1.00	0	0	1.00%	0.0%	12/31/2019	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	0.50%	-3.6%	12/31/2021	$1.05	0	$0	0.25%	-3.4%	12/31/2021	$1.06	0	$0	0.00%	-3.1%
12/31/2020	1.09	0	0	0.50%	8.6%	12/31/2020	1.09	0	0	0.25%	8.8%	12/31/2020	1.09	0	0	0.00%	9.1%
12/31/2019	1.00	0	0	0.50%	0.0%	12/31/2019	1.00	0	0	0.25%	0.0%	12/31/2019	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.5%
2020	0.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Interm-Term Extnd Qlty I Inst Class - 06-4NH (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	-3.3%	12/31/2021	$1.01	0	$0	1.00%	-3.0%	12/31/2021	$1.01	0	$0	0.75%	-2.8%
12/31/2020	1.04	0	0	1.25%	3.5%	12/31/2020	1.04	0	0	1.00%	3.7%	12/31/2020	1.04	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	-2.5%	12/31/2021	$1.02	0	$0	0.25%	-2.3%	12/31/2021	$1.02	0	$0	0.00%	-2.1%
12/31/2020	1.04	0	0	0.50%	3.9%	12/31/2020	1.04	0	0	0.25%	4.1%	12/31/2020	1.04	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Short-Term Ext Quality I Inst Class - 06-4NG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-1.8%	12/31/2021	$0.99	0	$0	1.00%	-1.6%	12/31/2021	$0.99	0	$0	0.75%	-1.4%
12/31/2020	1.00	0	0	1.25%	0.4%	12/31/2020	1.01	0	0	1.00%	0.6%	12/31/2020	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	-1.1%	12/31/2021	$1.00	0	$0	0.25%	-0.9%	12/31/2021	$1.00	0	$0	0.00%	-0.6%
12/31/2020	1.01	0	0	0.50%	0.8%	12/31/2020	1.01	0	0	0.25%	1.0%	12/31/2020	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA US Core Equity 1I Inst Class - 06-4NF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$146,024	$141,079	3,953
Receivables: investments sold	-
Payables: investments purchased	(1,929)
Net assets	$144,095

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$144,095	90,537	$1.59
Band 100	-	-	1.60
Band 75	-	-	1.60
Band 50	-	-	1.61
Band 25	-	-	1.62
Band 0	-	-	1.62
Total	$144,095	90,537

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$795
Mortality & expense charges			(660)
Net investment income (loss)			135

Gain (loss) on investments:
Net realized gain (loss)			411
Realized gain distributions			3,637
Net change in unrealized appreciation (depreciation)			4,945
Net gain (loss)			8,993

Increase (decrease) in net assets from operations			$9,128

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$135	$-
Net realized gain (loss)		411	-
Realized gain distributions		3,637	-
Net change in unrealized appreciation (depreciation)		4,945	-

Increase (decrease) in net assets from operations		9,128	-

Contract owner transactions:
Proceeds from units sold		176,265	-
Cost of units redeemed		(41,298)	-
Account charges		-	-
Increase (decrease)		134,967	-
Net increase (decrease)		144,095	-
Net assets, beginning		-	-
Net assets, ending		$144,095	$-

Units sold		117,959	-
Units redeemed		(27,422)	-
Net increase (decrease)		90,537	-
Units outstanding, beginning		-	-
Units outstanding, ending		90,537	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$176,265
Cost of units redeemed/account charges			(41,298)
Net investment income (loss)			135
Net realized gain (loss)			411
Realized gain distributions			3,637
Net change in unrealized appreciation (depreciation)			4,945
Net assets			$144,095

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	91	$144	1.25%	26.0%	12/31/2021	$1.60	0	$0	1.00%	26.3%	12/31/2021	$1.60	0	$0	0.75%	26.6%
12/31/2020	1.26	0	0	1.25%	26.4%	12/31/2020	1.27	0	0	1.00%	26.5%	12/31/2020	1.27	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	0	$0	0.50%	26.9%	12/31/2021	$1.62	0	$0	0.25%	27.2%	12/31/2021	$1.62	0	$0	0.00%	27.5%
12/31/2020	1.27	0	0	0.50%	26.8%	12/31/2020	1.27	0	0	0.25%	27.0%	12/31/2020	1.27	0	0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA US Small Cap Value I Inst Class - 06-4NC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,080	$6,565	141
Receivables: investments sold	73
Payables: investments purchased	-
Net assets	$6,153

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,153	3,188	$1.93
Band 100	-	-	1.94
Band 75	-	-	1.94
Band 50	-	-	1.95
Band 25	-	-	1.96
Band 0	-	-	1.97
Total	$6,153	3,188

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$40
Mortality & expense charges			(21)
Net investment income (loss)			19

Gain (loss) on investments:
Net realized gain (loss)			201
Realized gain distributions			491
Net change in unrealized appreciation (depreciation)			(485)
Net gain (loss)			207

Increase (decrease) in net assets from operations			$226

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19	$-
Net realized gain (loss)		201	-
Realized gain distributions		491	-
Net change in unrealized appreciation (depreciation)		(485)	-

Increase (decrease) in net assets from operations		226	-

Contract owner transactions:
Proceeds from units sold		15,080	-
Cost of units redeemed		(9,153)	-
Account charges		-	-
Increase (decrease)		5,927	-
Net increase (decrease)		6,153	-
Net assets, beginning		-	-
Net assets, ending		$6,153	$-

Units sold		7,851	-
Units redeemed		(4,663)	-
Net increase (decrease)		3,188	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,188	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,080
Cost of units redeemed/account charges			(9,153)
Net investment income (loss)			19
Net realized gain (loss)			201
Realized gain distributions			491
Net change in unrealized appreciation (depreciation)			(485)
Net assets			$6,153

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	3	$6	1.25%	38.1%	12/31/2021	$1.94	0	$0	1.00%	38.4%	12/31/2021	$1.94	0	$0	0.75%	38.8%
12/31/2020	1.40	0	0	1.25%	39.8%	12/31/2020	1.40	0	0	1.00%	39.9%	12/31/2020	1.40	0	0	0.75%	40.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.95	0	$0	0.50%	39.1%	12/31/2021	$1.96	0	$0	0.25%	39.5%	12/31/2021	$1.97	0	$0	0.00%	39.8%
12/31/2020	1.40	0	0	0.50%	40.3%	12/31/2020	1.40	0	0	0.25%	40.5%	12/31/2020	1.41	0	0	0.00%	40.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Value R2 Class - 06-988

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,975	$60,919	2,164
Receivables: investments sold	739
Payables: investments purchased	-
Net assets	$66,714

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,714	62,226	$1.07
Band 100	-	-	1.10
Band 75	-	-	1.13
Band 50	-	-	1.16
Band 25	-	-	1.19
Band 0	-	-	1.22
Total	$66,714	62,226

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,397
Mortality & expense charges			(849)
Net investment income (loss)			1,548

Gain (loss) on investments:
Net realized gain (loss)			1,774
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,449
Net gain (loss)			5,223

Increase (decrease) in net assets from operations			$6,771

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,548	$706
Net realized gain (loss)		1,774	(864)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,449	1,959

Increase (decrease) in net assets from operations		6,771	1,801

Contract owner transactions:
Proceeds from units sold		10,727	7,964
Cost of units redeemed		(12,433)	(4,955)
Account charges		(37)	(4)
Increase (decrease)		(1,743)	3,005
Net increase (decrease)		5,028	4,806
Net assets, beginning		61,686	56,880
Net assets, ending		$66,714	$61,686

Units sold		9,862	10,324
Units redeemed		(11,374)	(6,042)
Net increase (decrease)		(1,512)	4,282
Units outstanding, beginning		63,738	59,456
Units outstanding, ending		62,226	63,738

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$10,832,277
Cost of units redeemed/account charges			(11,099,997)
Net investment income (loss)			(1,640)
Net realized gain (loss)			284,926
Realized gain distributions			46,092
Net change in unrealized appreciation (depreciation)			5,056
Net assets			$66,714

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	62	$67	1.25%	10.8%	12/31/2021	$1.10	0	$0	1.00%	11.1%	12/31/2021	$1.13	0	$0	0.75%	11.3%
12/31/2020	0.97	64	62	1.25%	1.2%	12/31/2020	0.99	0	0	1.00%	1.4%	12/31/2020	1.02	0	0	0.75%	1.7%
12/31/2019	0.96	59	57	1.25%	8.0%	12/31/2019	0.98	0	0	1.00%	8.3%	12/31/2019	1.00	0	0	0.75%	8.5%
12/31/2018	0.89	78	69	1.25%	-13.2%	12/31/2018	0.90	0	0	1.00%	-13.0%	12/31/2018	0.92	0	0	0.75%	-12.8%
12/31/2017	1.02	96	98	1.25%	31.8%	12/31/2017	1.04	0	0	1.00%	32.1%	12/31/2017	1.05	0	0	0.75%	32.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	0.50%	11.6%	12/31/2021	$1.19	0	$0	0.25%	11.9%	12/31/2021	$1.22	0	$0	0.00%	12.2%
12/31/2020	1.04	0	0	0.50%	1.9%	12/31/2020	1.06	0	0	0.25%	2.2%	12/31/2020	1.09	0	0	0.00%	2.4%
12/31/2019	1.02	0	0	0.50%	8.8%	12/31/2019	1.04	0	0	0.25%	9.1%	12/31/2019	1.06	0	0	0.00%	9.4%
12/31/2018	0.94	0	0	0.50%	-12.6%	12/31/2018	0.96	0	0	0.25%	-12.3%	12/31/2018	0.97	0	0	0.00%	-12.1%
12/31/2017	1.07	0	0	0.50%	32.8%	12/31/2017	1.09	0	0	0.25%	33.1%	12/31/2017	1.11	0	0	0.00%	33.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.7%
2020	2.3%
2019	1.8%
2018	1.7%
2017	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Allocation 25-75 Portfolio R2 Class - 06-989 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.37
Band 75	-	-	1.41
Band 50	-	-	1.44
Band 25	-	-	1.48
Band 0	-	-	1.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,120,212
Cost of units redeemed/account charges			(2,290,853)
Net investment income (loss)			(4,004)
Net realized gain (loss)			170,021
Realized gain distributions			4,624
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	1.25%	4.0%	12/31/2021	$1.37	0	$0	1.00%	4.2%	12/31/2021	$1.41	0	$0	0.75%	4.5%
12/31/2020	1.28	0	0	1.25%	5.8%	12/31/2020	1.31	0	0	1.00%	6.0%	12/31/2020	1.35	0	0	0.75%	6.3%
12/31/2019	1.21	0	0	1.25%	8.2%	12/31/2019	1.24	0	0	1.00%	8.5%	12/31/2019	1.27	0	0	0.75%	8.7%
12/31/2018	1.12	0	0	1.25%	-3.3%	12/31/2018	1.14	0	0	1.00%	-3.1%	12/31/2018	1.16	0	0	0.75%	-2.9%
12/31/2017	1.16	0	0	1.25%	5.0%	12/31/2017	1.18	0	0	1.00%	5.3%	12/31/2017	1.20	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	4.7%	12/31/2021	$1.48	0	$0	0.25%	5.0%	12/31/2021	$1.52	0	$0	0.00%	5.3%
12/31/2020	1.38	0	0	0.50%	6.6%	12/31/2020	1.41	0	0	0.25%	6.8%	12/31/2020	1.45	0	0	0.00%	7.1%
12/31/2019	1.29	0	0	0.50%	9.0%	12/31/2019	1.32	0	0	0.25%	9.3%	12/31/2019	1.35	0	0	0.00%	9.5%
12/31/2018	1.19	0	0	0.50%	-2.6%	12/31/2018	1.21	0	0	0.25%	-2.4%	12/31/2018	1.23	0	0	0.00%	-2.1%
12/31/2017	1.22	0	0	0.50%	5.8%	12/31/2017	1.24	0	0	0.25%	6.1%	12/31/2017	1.26	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Sustainable U.S. Equity Fund Y Class - 06-3WY (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.79
Band 100	-	-	1.80
Band 75	-	-	1.82
Band 50	-	-	1.83
Band 25	-	-	1.84
Band 0	-	-	1.85
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	0	$0	1.25%	25.2%	12/31/2021	$1.80	0	$0	1.00%	25.5%	12/31/2021	$1.82	0	$0	0.75%	25.8%
12/31/2020	1.43	0	0	1.25%	22.7%	12/31/2020	1.44	0	0	1.00%	23.0%	12/31/2020	1.44	0	0	0.75%	23.3%
12/31/2019	1.17	0	0	1.25%	16.7%	12/31/2019	1.17	0	0	1.00%	16.9%	12/31/2019	1.17	0	0	0.75%	17.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	0	$0	0.50%	26.1%	12/31/2021	$1.84	0	$0	0.25%	26.4%	12/31/2021	$1.85	0	$0	0.00%	26.7%
12/31/2020	1.45	0	0	0.50%	23.6%	12/31/2020	1.46	0	0	0.25%	23.9%	12/31/2020	1.46	0	0	0.00%	24.2%
12/31/2019	1.17	0	0	0.50%	17.3%	12/31/2019	1.17	0	0	0.25%	17.4%	12/31/2019	1.18	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Bond Market Index I Class - 06-47M (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	1.25%	-3.0%	12/31/2021	$1.03	0	$0	1.00%	-2.8%	12/31/2021	$1.03	0	$0	0.75%	-2.5%
12/31/2020	1.05	0	0	1.25%	6.2%	12/31/2020	1.06	0	0	1.00%	6.5%	12/31/2020	1.06	0	0	0.75%	6.7%
12/31/2019	0.99	0	0	1.25%	-0.9%	12/31/2019	0.99	0	0	1.00%	-0.8%	12/31/2019	0.99	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	0.50%	-2.3%	12/31/2021	$1.04	0	$0	0.25%	-2.0%	12/31/2021	$1.05	0	$0	0.00%	-1.8%
12/31/2020	1.06	0	0	0.50%	7.0%	12/31/2020	1.07	0	0	0.25%	7.3%	12/31/2020	1.07	0	0	0.00%	7.5%
12/31/2019	0.99	0	0	0.50%	-0.7%	12/31/2019	0.99	0	0	0.25%	-0.6%	12/31/2019	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Natural Resources Fund I Class - 06-CCY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$509,464	$449,856	12,122
Receivables: investments sold	63
Payables: investments purchased	-
Net assets	$509,527

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$509,527	356,883	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$509,527	356,883

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,363
Mortality & expense charges			(7,440)
Net investment income (loss)			(1,077)

Gain (loss) on investments:
Net realized gain (loss)			102,112
Realized gain distributions			17,887
Net change in unrealized appreciation (depreciation)			16,047
Net gain (loss)			136,046

Increase (decrease) in net assets from operations			$134,969

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,077)	$392
Net realized gain (loss)		102,112	(38,881)
Realized gain distributions		17,887	-
Net change in unrealized appreciation (depreciation)		16,047	54,909

Increase (decrease) in net assets from operations		134,969	16,420

Contract owner transactions:
Proceeds from units sold		414,073	322,352
Cost of units redeemed		(401,400)	(216,926)
Account charges		(69)	(138)
Increase (decrease)		12,604	105,288
Net increase (decrease)		147,573	121,708
Net assets, beginning		361,954	240,246
Net assets, ending		$509,527	$361,954

Units sold		332,624	350,560
Units redeemed		(322,418)	(246,046)
Net increase (decrease)		10,206	104,514
Units outstanding, beginning		346,677	242,163
Units outstanding, ending		356,883	346,677

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,939,663
Cost of units redeemed/account charges			(1,660,518)
Net investment income (loss)			1,242
Net realized gain (loss)			151,645
Realized gain distributions			17,887
Net change in unrealized appreciation (depreciation)			59,608
Net assets			$509,527

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	357	$510	1.25%	36.7%	12/31/2021	$1.45	0	$0	1.00%	37.1%	12/31/2021	$1.48	0	$0	0.75%	37.4%
12/31/2020	1.04	347	362	1.25%	5.2%	12/31/2020	1.06	0	0	1.00%	5.5%	12/31/2020	1.07	0	0	0.75%	5.8%
12/31/2019	0.99	242	240	1.25%	15.2%	12/31/2019	1.00	0	0	1.00%	15.5%	12/31/2019	1.02	0	0	0.75%	15.8%
12/31/2018	0.86	390	335	1.25%	-18.6%	12/31/2018	0.87	0	0	1.00%	-18.4%	12/31/2018	0.88	0	0	0.75%	-18.2%
12/31/2017	1.06	314	333	1.25%	12.6%	12/31/2017	1.07	0	0	1.00%	12.9%	12/31/2017	1.07	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	37.8%	12/31/2021	$1.53	0	$0	0.25%	38.1%	12/31/2021	$1.55	0	$0	0.00%	38.5%
12/31/2020	1.09	0	0	0.50%	6.0%	12/31/2020	1.10	0	0	0.25%	6.3%	12/31/2020	1.12	0	0	0.00%	6.6%
12/31/2019	1.03	0	0	0.50%	16.1%	12/31/2019	1.04	0	0	0.25%	16.4%	12/31/2019	1.05	0	0	0.00%	16.7%
12/31/2018	0.88	0	0	0.50%	-18.0%	12/31/2018	0.89	0	0	0.25%	-17.8%	12/31/2018	0.90	0	0	0.00%	-17.6%
12/31/2017	1.08	0	0	0.50%	13.5%	12/31/2017	1.09	0	0	0.25%	13.8%	12/31/2017	1.09	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.1%
2019	2.2%
2018	1.9%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Natural Resources Fund Y Class - 06-39Y

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$182,779	$112,857	4,349
Receivables: investments sold	109
Payables: investments purchased	-
Net assets	$182,888

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$182,888	147,109	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$182,888	147,109

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,429
Mortality & expense charges			(3,066)
Net investment income (loss)			(637)

Gain (loss) on investments:
Net realized gain (loss)			140,563
Realized gain distributions			6,423
Net change in unrealized appreciation (depreciation)			(54,748)
Net gain (loss)			92,238

Increase (decrease) in net assets from operations			$91,601

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(637)	$1,822
Net realized gain (loss)		140,563	3,956
Realized gain distributions		6,423	-
Net change in unrealized appreciation (depreciation)		(54,748)	124,670

Increase (decrease) in net assets from operations		91,601	130,448

Contract owner transactions:
Proceeds from units sold		30,349	268,413
Cost of units redeemed		(316,914)	(20,738)
Account charges		(145)	(126)
Increase (decrease)		(286,710)	247,549
Net increase (decrease)		(195,109)	377,997
Net assets, beginning		377,997	-
Net assets, ending		$182,888	$377,997

Units sold		29,099	444,258
Units redeemed		(298,182)	(28,066)
Net increase (decrease)		(269,083)	416,192
Units outstanding, beginning		416,192	-
Units outstanding, ending		147,109	416,192

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$298,762
Cost of units redeemed/account charges			(337,923)
Net investment income (loss)			1,185
Net realized gain (loss)			144,519
Realized gain distributions			6,423
Net change in unrealized appreciation (depreciation)			69,922
Net assets			$182,888

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	147	$183	1.25%	36.9%	12/31/2021	$1.25	0	$0	1.00%	37.2%	12/31/2021	$1.27	0	$0	0.75%	37.6%
12/31/2020	0.91	416	378	1.25%	5.3%	12/31/2020	0.91	0	0	1.00%	5.6%	12/31/2020	0.92	0	0	0.75%	5.9%
12/31/2019	0.86	0	0	1.25%	15.4%	12/31/2019	0.87	0	0	1.00%	15.7%	12/31/2019	0.87	0	0	0.75%	15.9%
12/31/2018	0.75	0	0	1.25%	-25.3%	12/31/2018	0.75	0	0	1.00%	-25.2%	12/31/2018	0.75	0	0	0.75%	-25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	0	$0	0.50%	37.9%	12/31/2021	$1.29	0	$0	0.25%	38.3%	12/31/2021	$1.30	0	$0	0.00%	38.6%
12/31/2020	0.93	0	0	0.50%	6.1%	12/31/2020	0.93	0	0	0.25%	6.4%	12/31/2020	0.94	0	0	0.00%	6.7%
12/31/2019	0.87	0	0	0.50%	16.2%	12/31/2019	0.88	0	0	0.25%	16.5%	12/31/2019	0.88	0	0	0.00%	16.8%
12/31/2018	0.75	0	0	0.50%	-24.9%	12/31/2018	0.75	0	0	0.25%	-24.8%	12/31/2018	0.75	0	0	0.00%	-24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	2.4%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Brandywine Global Corp Credit Y Inst Class - 06-4PC (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /2 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	1.25%	3.1%	12/31/2021	$1.11	0	$0	1.00%	3.4%	12/31/2021	$1.11	0	$0	0.75%	3.6%
12/31/2020	1.07	0	0	1.25%	7.4%	12/31/2020	1.07	0	0	1.00%	7.4%	12/31/2020	1.07	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	0	$0	0.50%	3.9%	12/31/2021	$1.12	0	$0	0.25%	4.2%	12/31/2021	$1.12	0	$0	0.00%	4.4%
12/31/2020	1.08	0	0	0.50%	7.6%	12/31/2020	1.08	0	0	0.25%	7.6%	12/31/2020	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Brandywine Global Div US Large Value Inst Class - 06-66T (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	1.25%	1.5%	12/31/2021	$1.01	0	$0	1.00%	1.5%	12/31/2021	$1.02	0	$0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.5%	12/31/2021	$1.02	0	$0	0.25%	1.6%	12/31/2021	$1.02	0	$0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified Stock Fund M Class - 06-045

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,595	$15,364	438
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$14,595

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,595	5,653	$2.58
Band 100	-	-	2.63
Band 75	-	-	2.69
Band 50	-	-	2.74
Band 25	-	-	2.80
Band 0	-	-	2.86
Total	$14,595	5,653

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(90)
Net investment income (loss)			(90)

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			2,097
Net change in unrealized appreciation (depreciation)			(769)
Net gain (loss)			1,331

Increase (decrease) in net assets from operations			$1,241

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(90)	$-
Net realized gain (loss)		3	-
Realized gain distributions		2,097	-
Net change in unrealized appreciation (depreciation)		(769)	-

Increase (decrease) in net assets from operations		1,241	-

Contract owner transactions:
Proceeds from units sold		13,355	-
Cost of units redeemed		-	-
Account charges		(1)	-
Increase (decrease)		13,354	-
Net increase (decrease)		14,595	-
Net assets, beginning		-	-
Net assets, ending		$14,595	$-

Units sold		5,653	-
Units redeemed		-	-
Net increase (decrease)		5,653	-
Units outstanding, beginning		-	-
Units outstanding, ending		5,653	-

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$912,658
Cost of units redeemed/account charges			(980,050)
Net investment income (loss)			(4,743)
Net realized gain (loss)			13,852
Realized gain distributions			73,647
Net change in unrealized appreciation (depreciation)			(769)
Net assets			$14,595

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.58	6	$15	1.25%	26.0%	12/31/2021	$2.63	0	$0	1.00%	26.4%	12/31/2021	$2.69	0	$0	0.75%	26.7%
12/31/2020	2.05	0	0	1.25%	25.0%	12/31/2020	2.09	0	0	1.00%	25.3%	12/31/2020	2.12	0	0	0.75%	25.7%
12/31/2019	1.64	0	0	1.25%	25.7%	12/31/2019	1.66	0	0	1.00%	26.0%	12/31/2019	1.69	0	0	0.75%	26.3%
12/31/2018	1.30	0	0	1.25%	-7.1%	12/31/2018	1.32	0	0	1.00%	-6.9%	12/31/2018	1.34	0	0	0.75%	-6.7%
12/31/2017	1.40	68	95	1.25%	17.0%	12/31/2017	1.42	0	0	1.00%	17.3%	12/31/2017	1.43	0	0	0.75%	17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.74	0	$0	0.50%	27.0%	12/31/2021	$2.80	0	$0	0.25%	27.3%	12/31/2021	$2.86	0	$0	0.00%	27.6%
12/31/2020	2.16	0	0	0.50%	26.0%	12/31/2020	2.20	0	0	0.25%	26.3%	12/31/2020	2.24	0	0	0.00%	26.6%
12/31/2019	1.72	0	0	0.50%	26.6%	12/31/2019	1.74	0	0	0.25%	27.0%	12/31/2019	1.77	0	0	0.00%	27.3%
12/31/2018	1.35	0	0	0.50%	-6.4%	12/31/2018	1.37	0	0	0.25%	-6.2%	12/31/2018	1.39	0	0	0.00%	-6.0%
12/31/2017	1.45	0	0	0.50%	17.9%	12/31/2017	1.46	0	0	0.25%	18.2%	12/31/2017	1.48	0	0	0.00%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,570	$41,279	1,404
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$51,583

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,583	19,068	$2.71
Band 100	-	-	2.76
Band 75	-	-	2.82
Band 50	-	-	2.87
Band 25	-	-	2.93
Band 0	-	-	2.99
Total	$51,583	19,068

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$186
Mortality & expense charges			(561)
Net investment income (loss)			(375)

Gain (loss) on investments:
Net realized gain (loss)			127
Realized gain distributions			6,851
Net change in unrealized appreciation (depreciation)			3,770
Net gain (loss)			10,748

Increase (decrease) in net assets from operations			$10,373

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(375)	$(247)
Net realized gain (loss)		127	20
Realized gain distributions		6,851	1,620
Net change in unrealized appreciation (depreciation)		3,770	6,110

Increase (decrease) in net assets from operations		10,373	7,503

Contract owner transactions:
Proceeds from units sold		3,897	3,422
Cost of units redeemed		(1)	-
Account charges		(10)	(20)
Increase (decrease)		3,886	3,402
Net increase (decrease)		14,259	10,905
Net assets, beginning		37,324	26,419
Net assets, ending		$51,583	$37,324

Units sold		1,591	1,948
Units redeemed		(4)	(20)
Net increase (decrease)		1,587	1,928
Units outstanding, beginning		17,481	15,553
Units outstanding, ending		19,068	17,481

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,170,661
Cost of units redeemed/account charges			(1,234,685)
Net investment income (loss)			(1,850)
Net realized gain (loss)			17,678
Realized gain distributions			89,488
Net change in unrealized appreciation (depreciation)			10,291
Net assets			$51,583

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.71	19	$52	1.25%	26.7%	12/31/2021	$2.76	0	$0	1.00%	27.0%	12/31/2021	$2.82	0	$0	0.75%	27.3%
12/31/2020	2.14	17	37	1.25%	25.7%	12/31/2020	2.17	0	0	1.00%	26.0%	12/31/2020	2.21	0	0	0.75%	26.3%
12/31/2019	1.70	16	26	1.25%	26.4%	12/31/2019	1.72	0	0	1.00%	26.7%	12/31/2019	1.75	0	0	0.75%	27.0%
12/31/2018	1.34	14	19	1.25%	-6.6%	12/31/2018	1.36	0	0	1.00%	-6.4%	12/31/2018	1.38	0	0	0.75%	-6.1%
12/31/2017	1.44	172	247	1.25%	17.6%	12/31/2017	1.45	0	0	1.00%	17.9%	12/31/2017	1.47	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.87	0	$0	0.50%	27.7%	12/31/2021	$2.93	0	$0	0.25%	28.0%	12/31/2021	$2.99	0	$0	0.00%	28.3%
12/31/2020	2.25	0	0	0.50%	26.6%	12/31/2020	2.29	0	0	0.25%	27.0%	12/31/2020	2.33	0	0	0.00%	27.3%
12/31/2019	1.78	0	0	0.50%	27.4%	12/31/2019	1.81	0	0	0.25%	27.7%	12/31/2019	1.83	0	0	0.00%	28.0%
12/31/2018	1.40	0	0	0.50%	-5.9%	12/31/2018	1.41	0	0	0.25%	-5.7%	12/31/2018	1.43	0	0	0.00%	-5.4%
12/31/2017	1.48	0	0	0.50%	18.5%	12/31/2017	1.50	0	0	0.25%	18.8%	12/31/2017	1.51	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.4%
2019	0.7%
2018	0.1%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Dividend Growth Fund M Class - 06-255

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$738,989	$626,855	36,498
Receivables: investments sold	-
Payables: investments purchased	(3,176)
Net assets	$735,813

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$584,297	156,963	$3.72
Band 100	151,516	38,888	3.90
Band 75	-	-	4.08
Band 50	-	-	4.27
Band 25	-	-	4.47
Band 0	-	-	4.75
Total	$735,813	195,851

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,889
Mortality & expense charges			(7,306)
Net investment income (loss)			(4,417)

Gain (loss) on investments:
Net realized gain (loss)			17,051
Realized gain distributions			34,494
Net change in unrealized appreciation (depreciation)			88,983
Net gain (loss)			140,528

Increase (decrease) in net assets from operations			$136,111

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,417)	$(1,147)
Net realized gain (loss)		17,051	(35,838)
Realized gain distributions		34,494	-
Net change in unrealized appreciation (depreciation)		88,983	(16,178)

Increase (decrease) in net assets from operations		136,111	(53,163)

Contract owner transactions:
Proceeds from units sold		205,745	273,440
Cost of units redeemed		(118,312)	(438,879)
Account charges		(565)	(493)
Increase (decrease)		86,868	(165,932)
Net increase (decrease)		222,979	(219,095)
Net assets, beginning		512,834	731,929
Net assets, ending		$735,813	$512,834

Units sold		65,227	95,333
Units redeemed		(41,425)	(169,120)
Net increase (decrease)		23,802	(73,787)
Units outstanding, beginning		172,049	245,836
Units outstanding, ending		195,851	172,049

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,543,849
Cost of units redeemed/account charges			(3,702,469)
Net investment income (loss)			(61,712)
Net realized gain (loss)			307,310
Realized gain distributions			536,701
Net change in unrealized appreciation (depreciation)			112,134
Net assets			$735,813

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.72	157	$584	1.25%	25.8%	12/31/2021	$3.90	39	$152	1.00%	26.1%	12/31/2021	$4.08	0	$0	0.75%	26.4%
12/31/2020	2.96	144	426	1.25%	0.3%	12/31/2020	3.09	28	87	1.00%	0.5%	12/31/2020	3.23	0	0	0.75%	0.8%
12/31/2019	2.95	194	574	1.25%	26.3%	12/31/2019	3.07	51	158	1.00%	26.7%	12/31/2019	3.20	0	0	0.75%	27.0%
12/31/2018	2.34	185	433	1.25%	-8.5%	12/31/2018	2.43	51	124	1.00%	-8.3%	12/31/2018	2.52	0	0	0.75%	-8.1%
12/31/2017	2.55	281	719	1.25%	17.8%	12/31/2017	2.65	163	431	1.00%	18.1%	12/31/2017	2.74	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.27	0	$0	0.50%	26.7%	12/31/2021	$4.47	0	$0	0.25%	27.1%	12/31/2021	$4.75	0	$0	0.00%	27.4%
12/31/2020	3.37	0	0	0.50%	1.0%	12/31/2020	3.52	0	0	0.25%	1.3%	12/31/2020	3.73	0	0	0.00%	1.5%
12/31/2019	3.33	0	0	0.50%	27.3%	12/31/2019	3.47	0	0	0.25%	27.6%	12/31/2019	3.67	0	0	0.00%	27.9%
12/31/2018	2.62	0	0	0.50%	-7.8%	12/31/2018	2.72	0	0	0.25%	-7.6%	12/31/2018	2.87	0	0	0.00%	-7.4%
12/31/2017	2.84	0	0	0.50%	18.7%	12/31/2017	2.95	0	0	0.25%	19.0%	12/31/2017	3.10	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.9%
2019	1.2%
2018	0.9%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Equity Growth Fund M Class - 06-120

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,490,128	$2,507,290	209,051
Receivables: investments sold	-
Payables: investments purchased	(1,058)
Net assets	$3,489,070

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,134,704	1,959,139	$0.58
Band 100	71,974	118,904	0.61
Band 75	-	-	0.63
Band 50	2,282,392	3,452,128	0.66
Band 25	-	-	0.69
Band 0	-	-	0.72
Total	$3,489,070	5,530,171

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(25,251)
Net investment income (loss)			(25,251)

Gain (loss) on investments:
Net realized gain (loss)			147,050
Realized gain distributions			396,471
Net change in unrealized appreciation (depreciation)			123,541
Net gain (loss)			667,062

Increase (decrease) in net assets from operations			$641,811

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,251)	$(19,366)
Net realized gain (loss)		147,050	352,540
Realized gain distributions		396,471	338,680
Net change in unrealized appreciation (depreciation)		123,541	253,540

Increase (decrease) in net assets from operations		641,811	925,394

Contract owner transactions:
Proceeds from units sold		82,626	744,961
Cost of units redeemed		(354,562)	(1,014,135)
Account charges		(158)	(225)
Increase (decrease)		(272,094)	(269,399)
Net increase (decrease)		369,717	655,995
Net assets, beginning		3,119,353	2,463,358
Net assets, ending		$3,489,070	$3,119,353

Units sold		346,587	2,075,101
Units redeemed		(845,036)	(2,740,239)
Net increase (decrease)		(498,449)	(665,138)
Units outstanding, beginning		6,028,620	6,693,758
Units outstanding, ending		5,530,171	6,028,620

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,014,996
Cost of units redeemed/account charges			(5,361,077)
Net investment income (loss)			(208,295)
Net realized gain (loss)			1,560,201
Realized gain distributions			1,500,407
Net change in unrealized appreciation (depreciation)			982,838
Net assets			$3,489,070

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.58	1,959	$1,135	1.25%	20.9%	12/31/2021	$0.61	119	$72	1.00%	21.2%	12/31/2021	$0.63	0	$0	0.75%	21.5%
12/31/2020	0.48	2,296	1,100	1.25%	41.3%	12/31/2020	0.50	131	66	1.00%	41.6%	12/31/2020	0.52	0	0	0.75%	42.0%
12/31/2019	0.34	1,969	668	1.25%	31.6%	12/31/2019	0.35	180	63	1.00%	31.9%	12/31/2019	0.37	0	0	0.75%	32.3%
12/31/2018	0.26	1,905	491	1.25%	-1.9%	12/31/2018	0.27	237	63	1.00%	-1.6%	12/31/2018	0.28	0	0	0.75%	-1.4%
12/31/2017	0.26	2,089	548	1.25%	32.9%	12/31/2017	0.27	376	102	1.00%	33.2%	12/31/2017	0.28	0	0	0.75%	33.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.66	3,452	$2,282	0.50%	21.8%	12/31/2021	$0.69	0	$0	0.25%	22.1%	12/31/2021	$0.72	0	$0	0.00%	22.4%
12/31/2020	0.54	3,601	1,954	0.50%	42.3%	12/31/2020	0.57	0	0	0.25%	42.7%	12/31/2020	0.59	0	0	0.00%	43.1%
12/31/2019	0.38	4,545	1,732	0.50%	32.6%	12/31/2019	0.40	0	0	0.25%	32.9%	12/31/2019	0.41	0	0	0.00%	33.3%
12/31/2018	0.29	4,907	1,411	0.50%	-1.1%	12/31/2018	0.30	0	0	0.25%	-0.9%	12/31/2018	0.31	0	0	0.00%	-0.6%
12/31/2017	0.29	5,505	1,601	0.50%	33.9%	12/31/2017	0.30	0	0	0.25%	34.2%	12/31/2017	0.31	0	0	0.00%	34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Equity Income Fund M Class - 06-260

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$692,363	$624,476	21,769
Receivables: investments sold	18,841
Payables: investments purchased	-
Net assets	$711,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$237,766	69,314	$3.43
Band 100	234,778	65,389	3.59
Band 75	-	-	3.76
Band 50	238,660	60,672	3.93
Band 25	-	-	4.12
Band 0	-	-	4.36
Total	$711,204	195,375

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,539
Mortality & expense charges			(5,577)
Net investment income (loss)			3,962

Gain (loss) on investments:
Net realized gain (loss)			9,073
Realized gain distributions			56,383
Net change in unrealized appreciation (depreciation)			44,844
Net gain (loss)			110,300

Increase (decrease) in net assets from operations			$114,262

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,962	$6,107
Net realized gain (loss)		9,073	(29,824)
Realized gain distributions		56,383	36
Net change in unrealized appreciation (depreciation)		44,844	(9,401)

Increase (decrease) in net assets from operations		114,262	(33,082)

Contract owner transactions:
Proceeds from units sold		97,103	158,644
Cost of units redeemed		(65,287)	(169,977)
Account charges		(144)	(153)
Increase (decrease)		31,672	(11,486)
Net increase (decrease)		145,934	(44,568)
Net assets, beginning		565,270	609,838
Net assets, ending		$711,204	$565,270

Units sold		29,471	65,673
Units redeemed		(20,882)	(80,640)
Net increase (decrease)		8,589	(14,967)
Units outstanding, beginning		186,786	201,753
Units outstanding, ending		195,375	186,786

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,784,394
Cost of units redeemed/account charges			(2,864,795)
Net investment income (loss)			106,829
Net realized gain (loss)			178,940
Realized gain distributions			437,949
Net change in unrealized appreciation (depreciation)			67,887
Net assets			$711,204

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.43	69	$238	1.25%	20.2%	12/31/2021	$3.59	65	$235	1.00%	20.5%	12/31/2021	$3.76	0	$0	0.75%	20.8%
12/31/2020	2.85	71	203	1.25%	-0.3%	12/31/2020	2.98	49	146	1.00%	0.0%	12/31/2020	3.11	0	0	0.75%	0.2%
12/31/2019	2.86	111	318	1.25%	25.3%	12/31/2019	2.98	4	11	1.00%	25.6%	12/31/2019	3.10	0	0	0.75%	25.9%
12/31/2018	2.28	115	263	1.25%	-11.7%	12/31/2018	2.37	4	9	1.00%	-11.5%	12/31/2018	2.46	0	0	0.75%	-11.3%
12/31/2017	2.59	120	310	1.25%	10.6%	12/31/2017	2.68	10	27	1.00%	10.9%	12/31/2017	2.78	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.93	61	$239	0.50%	21.1%	12/31/2021	$4.12	0	$0	0.25%	21.4%	12/31/2021	$4.36	0	$0	0.00%	21.7%
12/31/2020	3.25	66	216	0.50%	0.5%	12/31/2020	3.39	0	0	0.25%	0.7%	12/31/2020	3.58	0	0	0.00%	1.0%
12/31/2019	3.23	87	281	0.50%	26.2%	12/31/2019	3.37	0	0	0.25%	26.5%	12/31/2019	3.55	0	0	0.00%	26.9%
12/31/2018	2.56	125	319	0.50%	-11.0%	12/31/2018	2.66	0	0	0.25%	-10.8%	12/31/2018	2.80	0	0	0.00%	-10.6%
12/31/2017	2.88	127	366	0.50%	11.5%	12/31/2017	2.98	0	0	0.25%	11.7%	12/31/2017	3.13	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.7%
2019	2.1%
2018	2.1%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2010 Fund M Class - 06-195

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$560,885	$549,621	46,864
Receivables: investments sold	79
Payables: investments purchased	-
Net assets	$560,964

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$501,295	264,934	$1.89
Band 100	59,669	30,236	1.97
Band 75	-	-	2.06
Band 50	-	-	2.15
Band 25	-	-	2.24
Band 0	-	-	2.34
Total	$560,964	295,170

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,504
Mortality & expense charges			(6,983)
Net investment income (loss)			3,521

Gain (loss) on investments:
Net realized gain (loss)			2,727
Realized gain distributions			35,905
Net change in unrealized appreciation (depreciation)			(21,955)
Net gain (loss)			16,677

Increase (decrease) in net assets from operations			$20,198

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,521	$(5,495)
Net realized gain (loss)		2,727	(10,925)
Realized gain distributions		35,905	41,982
Net change in unrealized appreciation (depreciation)		(21,955)	17,538

Increase (decrease) in net assets from operations		20,198	43,100

Contract owner transactions:
Proceeds from units sold		17,146	127,077
Cost of units redeemed		(38,934)	(773,566)
Account charges		(190)	(275)
Increase (decrease)		(21,978)	(646,764)
Net increase (decrease)		(1,780)	(603,664)
Net assets, beginning		562,744	1,166,408
Net assets, ending		$560,964	$562,744

Units sold		9,981	78,043
Units redeemed		(21,430)	(456,233)
Net increase (decrease)		(11,449)	(378,190)
Units outstanding, beginning		306,619	684,809
Units outstanding, ending		295,170	306,619

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$20,226,276
Cost of units redeemed/account charges			(22,288,931)
Net investment income (loss)			199,877
Net realized gain (loss)			1,167,899
Realized gain distributions			1,244,579
Net change in unrealized appreciation (depreciation)			11,264
Net assets			$560,964

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.89	265	$501	1.25%	3.5%	12/31/2021	$1.97	30	$60	1.00%	3.8%	12/31/2021	$2.06	0	$0	0.75%	4.1%
12/31/2020	1.83	274	500	1.25%	8.9%	12/31/2020	1.90	33	63	1.00%	9.2%	12/31/2020	1.98	0	0	0.75%	9.5%
12/31/2019	1.68	405	679	1.25%	12.8%	12/31/2019	1.74	280	488	1.00%	13.1%	12/31/2019	1.81	0	0	0.75%	13.3%
12/31/2018	1.49	443	659	1.25%	-4.9%	12/31/2018	1.54	274	422	1.00%	-4.7%	12/31/2018	1.59	0	0	0.75%	-4.4%
12/31/2017	1.56	452	708	1.25%	10.2%	12/31/2017	1.62	317	512	1.00%	10.5%	12/31/2017	1.67	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.15	0	$0	0.50%	4.3%	12/31/2021	$2.24	0	$0	0.25%	4.6%	12/31/2021	$2.34	0	$0	0.00%	4.8%
12/31/2020	2.06	0	0	0.50%	9.8%	12/31/2020	2.14	0	0	0.25%	10.0%	12/31/2020	2.23	0	0	0.00%	10.3%
12/31/2019	1.87	0	0	0.50%	13.6%	12/31/2019	1.95	0	0	0.25%	13.9%	12/31/2019	2.02	0	0	0.00%	14.2%
12/31/2018	1.65	0	0	0.50%	-4.2%	12/31/2018	1.71	0	0	0.25%	-4.0%	12/31/2018	1.77	0	0	0.00%	-3.7%
12/31/2017	1.72	0	0	0.50%	11.0%	12/31/2017	1.78	0	0	0.25%	11.3%	12/31/2017	1.84	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	0.5%
2019	1.4%
2018	1.5%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2015 Fund M Class - 06-101

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,329,231	$1,314,669	110,774
Receivables: investments sold	-
Payables: investments purchased	(1,044)
Net assets	$1,328,187

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,146,611	562,117	$2.04
Band 100	170,712	80,239	2.13
Band 75	-	-	2.22
Band 50	10,864	4,694	2.31
Band 25	-	-	2.41
Band 0	-	-	2.52
Total	$1,328,187	647,050

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$25,074
Mortality & expense charges			(16,027)
Net investment income (loss)			9,047

Gain (loss) on investments:
Net realized gain (loss)			12,198
Realized gain distributions			101,227
Net change in unrealized appreciation (depreciation)			(53,077)
Net gain (loss)			60,348

Increase (decrease) in net assets from operations			$69,395

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,047	$(7,109)
Net realized gain (loss)		12,198	(15,150)
Realized gain distributions		101,227	85,803
Net change in unrealized appreciation (depreciation)		(53,077)	49,585

Increase (decrease) in net assets from operations		69,395	113,129

Contract owner transactions:
Proceeds from units sold		107,268	121,484
Cost of units redeemed		(177,377)	(543,750)
Account charges		(269)	(356)
Increase (decrease)		(70,378)	(422,622)
Net increase (decrease)		(983)	(309,493)
Net assets, beginning		1,329,170	1,638,663
Net assets, ending		$1,328,187	$1,329,170

Units sold		53,333	69,667
Units redeemed		(84,645)	(314,529)
Net increase (decrease)		(31,312)	(244,862)
Units outstanding, beginning		678,362	923,224
Units outstanding, ending		647,050	678,362

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,976,807
Cost of units redeemed/account charges			(37,037,203)
Net investment income (loss)			171,787
Net realized gain (loss)			3,728,694
Realized gain distributions			2,473,540
Net change in unrealized appreciation (depreciation)			14,562
Net assets			$1,328,187

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.04	562	$1,147	1.25%	5.2%	12/31/2021	$2.13	80	$171	1.00%	5.5%	12/31/2021	$2.22	0	$0	0.75%	5.7%
12/31/2020	1.94	551	1,068	1.25%	10.1%	12/31/2020	2.02	103	208	1.00%	10.4%	12/31/2020	2.10	0	0	0.75%	10.6%
12/31/2019	1.76	781	1,376	1.25%	14.9%	12/31/2019	1.83	118	215	1.00%	15.2%	12/31/2019	1.90	0	0	0.75%	15.5%
12/31/2018	1.53	816	1,251	1.25%	-5.8%	12/31/2018	1.59	130	206	1.00%	-5.6%	12/31/2018	1.64	0	0	0.75%	-5.3%
12/31/2017	1.63	925	1,505	1.25%	12.0%	12/31/2017	1.68	138	232	1.00%	12.3%	12/31/2017	1.73	0	0	0.75%	12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.31	5	$11	0.50%	6.0%	12/31/2021	$2.41	0	$0	0.25%	6.3%	12/31/2021	$2.52	0	$0	0.00%	6.5%
12/31/2020	2.18	24	53	0.50%	10.9%	12/31/2020	2.27	0	0	0.25%	11.2%	12/31/2020	2.36	0	0	0.00%	11.5%
12/31/2019	1.97	24	48	0.50%	15.8%	12/31/2019	2.04	0	0	0.25%	16.1%	12/31/2019	2.12	0	0	0.00%	16.4%
12/31/2018	1.70	24	42	0.50%	-5.1%	12/31/2018	1.76	0	0	0.25%	-4.8%	12/31/2018	1.82	0	0	0.00%	-4.6%
12/31/2017	1.79	40	71	0.50%	12.9%	12/31/2017	1.85	0	0	0.25%	13.2%	12/31/2017	1.91	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	0.6%
2019	1.4%
2018	1.4%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2020 Fund M Class - 06-102

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,396,709	$4,135,644	323,224
Receivables: investments sold	-
Payables: investments purchased	(857)
Net assets	$4,395,852

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,686,239	1,265,097	$2.12
Band 100	1,383,680	624,803	2.21
Band 75	-	-	2.31
Band 50	325,933	135,294	2.41
Band 25	-	-	2.51
Band 0	-	-	2.62
Total	$4,395,852	2,025,194

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$82,328
Mortality & expense charges			(49,089)
Net investment income (loss)			33,239

Gain (loss) on investments:
Net realized gain (loss)			116,956
Realized gain distributions			347,978
Net change in unrealized appreciation (depreciation)			(198,175)
Net gain (loss)			266,759

Increase (decrease) in net assets from operations			$299,998

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,239	$(30,997)
Net realized gain (loss)		116,956	17,415
Realized gain distributions		347,978	327,381
Net change in unrealized appreciation (depreciation)		(198,175)	43,985

Increase (decrease) in net assets from operations		299,998	357,784

Contract owner transactions:
Proceeds from units sold		285,199	410,426
Cost of units redeemed		(975,543)	(3,322,395)
Account charges		(673)	(691)
Increase (decrease)		(691,017)	(2,912,660)
Net increase (decrease)		(391,019)	(2,554,876)
Net assets, beginning		4,786,871	7,341,747
Net assets, ending		$4,395,852	$4,786,871

Units sold		139,122	236,149
Units redeemed		(471,286)	(1,908,174)
Net increase (decrease)		(332,164)	(1,672,025)
Units outstanding, beginning		2,357,358	4,029,383
Units outstanding, ending		2,025,194	2,357,358

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$43,085,087
Cost of units redeemed/account charges			(47,753,662)
Net investment income (loss)			409,444
Net realized gain (loss)			3,337,190
Realized gain distributions			5,056,728
Net change in unrealized appreciation (depreciation)			261,065
Net assets			$4,395,852

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.12	1,265	$2,686	1.25%	6.7%	12/31/2021	$2.21	625	$1,384	1.00%	7.0%	12/31/2021	$2.31	0	$0	0.75%	7.2%
12/31/2020	1.99	1,545	3,074	1.25%	11.4%	12/31/2020	2.07	630	1,305	1.00%	11.6%	12/31/2020	2.15	0	0	0.75%	11.9%
12/31/2019	1.79	2,471	4,415	1.25%	16.7%	12/31/2019	1.85	1,300	2,410	1.00%	16.9%	12/31/2019	1.92	0	0	0.75%	17.2%
12/31/2018	1.53	2,700	4,135	1.25%	-6.5%	12/31/2018	1.59	1,313	2,081	1.00%	-6.2%	12/31/2018	1.64	0	0	0.75%	-6.0%
12/31/2017	1.64	2,749	4,502	1.25%	13.3%	12/31/2017	1.69	1,580	2,671	1.00%	13.6%	12/31/2017	1.75	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.41	135	$326	0.50%	7.5%	12/31/2021	$2.51	0	$0	0.25%	7.8%	12/31/2021	$2.62	0	$0	0.00%	8.1%
12/31/2020	2.24	182	408	0.50%	12.2%	12/31/2020	2.33	0	0	0.25%	12.5%	12/31/2020	2.43	0	0	0.00%	12.8%
12/31/2019	2.00	259	516	0.50%	17.5%	12/31/2019	2.07	0	0	0.25%	17.8%	12/31/2019	2.15	0	0	0.00%	18.1%
12/31/2018	1.70	385	654	0.50%	-5.8%	12/31/2018	1.76	0	0	0.25%	-5.5%	12/31/2018	1.82	0	0	0.00%	-5.3%
12/31/2017	1.80	386	696	0.50%	14.1%	12/31/2017	1.86	0	0	0.25%	14.4%	12/31/2017	1.92	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	0.5%
2019	1.3%
2018	1.4%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2025 Fund M Class - 06-103

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,129,843	$1,933,754	148,685
Receivables: investments sold	822
Payables: investments purchased	-
Net assets	$2,130,665

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,634,201	717,185	$2.28
Band 100	197,427	83,073	2.38
Band 75	-	-	2.48
Band 50	299,037	115,670	2.59
Band 25	-	-	2.70
Band 0	-	-	2.81
Total	$2,130,665	915,928

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$39,270
Mortality & expense charges			(24,862)
Net investment income (loss)			14,408

Gain (loss) on investments:
Net realized gain (loss)			68,001
Realized gain distributions			150,773
Net change in unrealized appreciation (depreciation)			(56,168)
Net gain (loss)			162,606

Increase (decrease) in net assets from operations			$177,014

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,408	$(18,551)
Net realized gain (loss)		68,001	108,009
Realized gain distributions		150,773	144,661
Net change in unrealized appreciation (depreciation)		(56,168)	30,264

Increase (decrease) in net assets from operations		177,014	264,383

Contract owner transactions:
Proceeds from units sold		181,196	276,620
Cost of units redeemed		(467,010)	(1,966,313)
Account charges		(888)	(977)
Increase (decrease)		(286,702)	(1,690,670)
Net increase (decrease)		(109,688)	(1,426,287)
Net assets, beginning		2,240,353	3,666,640
Net assets, ending		$2,130,665	$2,240,353

Units sold		81,754	149,952
Units redeemed		(207,163)	(1,038,208)
Net increase (decrease)		(125,409)	(888,256)
Units outstanding, beginning		1,041,337	1,929,593
Units outstanding, ending		915,928	1,041,337

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,568,397
Cost of units redeemed/account charges			(36,671,452)
Net investment income (loss)			200,329
Net realized gain (loss)			3,652,105
Realized gain distributions			3,185,197
Net change in unrealized appreciation (depreciation)			196,089
Net assets			$2,130,665

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.28	717	$1,634	1.25%	8.0%	12/31/2021	$2.38	83	$197	1.00%	8.2%	12/31/2021	$2.48	0	$0	0.75%	8.5%
12/31/2020	2.11	784	1,655	1.25%	12.1%	12/31/2020	2.20	141	310	1.00%	12.4%	12/31/2020	2.28	0	0	0.75%	12.7%
12/31/2019	1.88	1,673	3,147	1.25%	18.2%	12/31/2019	1.95	141	276	1.00%	18.5%	12/31/2019	2.03	0	0	0.75%	18.8%
12/31/2018	1.59	1,700	2,707	1.25%	-7.1%	12/31/2018	1.65	172	283	1.00%	-6.9%	12/31/2018	1.71	0	0	0.75%	-6.6%
12/31/2017	1.71	1,887	3,235	1.25%	14.5%	12/31/2017	1.77	236	418	1.00%	14.8%	12/31/2017	1.83	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.59	116	$299	0.50%	8.8%	12/31/2021	$2.70	0	$0	0.25%	9.1%	12/31/2021	$2.81	0	$0	0.00%	9.3%
12/31/2020	2.38	116	275	0.50%	13.0%	12/31/2020	2.47	0	0	0.25%	13.3%	12/31/2020	2.57	0	0	0.00%	13.6%
12/31/2019	2.10	116	244	0.50%	19.1%	12/31/2019	2.18	0	0	0.25%	19.4%	12/31/2019	2.27	0	0	0.00%	19.7%
12/31/2018	1.77	156	275	0.50%	-6.4%	12/31/2018	1.83	0	0	0.25%	-6.2%	12/31/2018	1.89	0	0	0.00%	-5.9%
12/31/2017	1.89	167	315	0.50%	15.4%	12/31/2017	1.95	0	0	0.25%	15.7%	12/31/2017	2.01	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	0.4%
2019	1.2%
2018	1.4%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2030 Fund M Class - 06-106

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,230,284	$5,468,766	399,874
Receivables: investments sold	3,755
Payables: investments purchased	-
Net assets	$6,234,039

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,197,296	2,189,171	$2.37
Band 100	711,566	287,361	2.48
Band 75	-	-	2.58
Band 50	325,177	120,718	2.69
Band 25	-	-	2.81
Band 0	-	-	2.93
Total	$6,234,039	2,597,250

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$113,098
Mortality & expense charges			(71,046)
Net investment income (loss)			42,052

Gain (loss) on investments:
Net realized gain (loss)			78,110
Realized gain distributions			427,144
Net change in unrealized appreciation (depreciation)			(22,620)
Net gain (loss)			482,634

Increase (decrease) in net assets from operations			$524,686

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$42,052	$(32,362)
Net realized gain (loss)		78,110	203,007
Realized gain distributions		427,144	349,002
Net change in unrealized appreciation (depreciation)		(22,620)	62,675

Increase (decrease) in net assets from operations		524,686	582,322

Contract owner transactions:
Proceeds from units sold		526,403	744,285
Cost of units redeemed		(444,495)	(3,789,200)
Account charges		(1,877)	(1,661)
Increase (decrease)		80,031	(3,046,576)
Net increase (decrease)		604,717	(2,464,254)
Net assets, beginning		5,629,322	8,093,576
Net assets, ending		$6,234,039	$5,629,322

Units sold		230,853	420,254
Units redeemed		(195,218)	(2,019,710)
Net increase (decrease)		35,635	(1,599,456)
Units outstanding, beginning		2,561,615	4,161,071
Units outstanding, ending		2,597,250	2,561,615

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$40,497,266
Cost of units redeemed/account charges			(43,879,905)
Net investment income (loss)			225,213
Net realized gain (loss)			3,531,920
Realized gain distributions			5,098,027
Net change in unrealized appreciation (depreciation)			761,518
Net assets			$6,234,039

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.37	2,189	$5,197	1.25%	9.2%	12/31/2021	$2.48	287	$712	1.00%	9.5%	12/31/2021	$2.58	0	$0	0.75%	9.7%
12/31/2020	2.17	2,140	4,654	1.25%	13.0%	12/31/2020	2.26	300	680	1.00%	13.3%	12/31/2020	2.35	0	0	0.75%	13.6%
12/31/2019	1.92	3,207	6,168	1.25%	20.7%	12/31/2019	2.00	818	1,633	1.00%	21.0%	12/31/2019	2.07	0	0	0.75%	21.3%
12/31/2018	1.59	3,494	5,567	1.25%	-8.2%	12/31/2018	1.65	821	1,355	1.00%	-7.9%	12/31/2018	1.71	0	0	0.75%	-7.7%
12/31/2017	1.73	3,130	5,430	1.25%	17.2%	12/31/2017	1.79	969	1,736	1.00%	17.5%	12/31/2017	1.85	0	0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.69	121	$325	0.50%	10.0%	12/31/2021	$2.81	0	$0	0.25%	10.3%	12/31/2021	$2.93	0	$0	0.00%	10.6%
12/31/2020	2.45	121	296	0.50%	13.9%	12/31/2020	2.55	0	0	0.25%	14.2%	12/31/2020	2.65	0	0	0.00%	14.5%
12/31/2019	2.15	136	293	0.50%	21.6%	12/31/2019	2.23	0	0	0.25%	21.9%	12/31/2019	2.32	0	0	0.00%	22.2%
12/31/2018	1.77	81	144	0.50%	-7.5%	12/31/2018	1.83	0	0	0.25%	-7.2%	12/31/2018	1.89	0	0	0.00%	-7.0%
12/31/2017	1.91	88	169	0.50%	18.1%	12/31/2017	1.97	0	0	0.25%	18.4%	12/31/2017	2.04	0	0	0.00%	18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	0.5%
2019	1.2%
2018	1.5%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2035 Fund M Class - 06-107

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,694,792	$4,057,306	299,393
Receivables: investments sold	2,697
Payables: investments purchased	-
Net assets	$4,697,489

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,312,981	1,671,511	$2.58
Band 100	271,569	100,910	2.69
Band 75	-	-	2.81
Band 50	112,939	38,579	2.93
Band 25	-	-	3.05
Band 0	-	-	3.18
Total	$4,697,489	1,811,000

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$80,461
Mortality & expense charges			(55,047)
Net investment income (loss)			25,414

Gain (loss) on investments:
Net realized gain (loss)			109,994
Realized gain distributions			341,953
Net change in unrealized appreciation (depreciation)			27,855
Net gain (loss)			479,802

Increase (decrease) in net assets from operations			$505,216

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,414	$(18,869)
Net realized gain (loss)		109,994	49,582
Realized gain distributions		341,953	209,909
Net change in unrealized appreciation (depreciation)		27,855	265,311

Increase (decrease) in net assets from operations		505,216	505,933

Contract owner transactions:
Proceeds from units sold		674,798	362,389
Cost of units redeemed		(573,104)	(913,217)
Account charges		(2,305)	(2,017)
Increase (decrease)		99,389	(552,845)
Net increase (decrease)		604,605	(46,912)
Net assets, beginning		4,092,884	4,139,796
Net assets, ending		$4,697,489	$4,092,884

Units sold		274,642	186,932
Units redeemed		(229,240)	(467,146)
Net increase (decrease)		45,402	(280,214)
Units outstanding, beginning		1,765,598	2,045,812
Units outstanding, ending		1,811,000	1,765,598

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$21,692,619
Cost of units redeemed/account charges			(23,402,493)
Net investment income (loss)			66,107
Net realized gain (loss)			2,742,578
Realized gain distributions			2,961,192
Net change in unrealized appreciation (depreciation)			637,486
Net assets			$4,697,489

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.58	1,672	$4,313	1.25%	11.9%	12/31/2021	$2.69	101	$272	1.00%	12.2%	12/31/2021	$2.81	0	$0	0.75%	12.5%
12/31/2020	2.31	1,609	3,711	1.25%	14.5%	12/31/2020	2.40	117	282	1.00%	14.7%	12/31/2020	2.50	0	0	0.75%	15.0%
12/31/2019	2.01	1,883	3,793	1.25%	23.5%	12/31/2019	2.09	122	256	1.00%	23.8%	12/31/2019	2.17	0	0	0.75%	24.1%
12/31/2018	1.63	1,788	2,917	1.25%	-9.4%	12/31/2018	1.69	142	240	1.00%	-9.2%	12/31/2018	1.75	0	0	0.75%	-8.9%
12/31/2017	1.80	1,692	3,048	1.25%	19.4%	12/31/2017	1.86	282	525	1.00%	19.7%	12/31/2017	1.92	0	0	0.75%	20.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.93	39	$113	0.50%	12.8%	12/31/2021	$3.05	0	$0	0.25%	13.0%	12/31/2021	$3.18	0	$0	0.00%	13.3%
12/31/2020	2.60	39	100	0.50%	15.3%	12/31/2020	2.70	0	0	0.25%	15.6%	12/31/2020	2.81	0	0	0.00%	15.9%
12/31/2019	2.25	40	90	0.50%	24.4%	12/31/2019	2.34	0	0	0.25%	24.7%	12/31/2019	2.42	0	0	0.00%	25.0%
12/31/2018	1.81	41	75	0.50%	-8.7%	12/31/2018	1.87	0	0	0.25%	-8.5%	12/31/2018	1.94	0	0	0.00%	-8.3%
12/31/2017	1.98	42	84	0.50%	20.3%	12/31/2017	2.05	0	0	0.25%	20.6%	12/31/2017	2.11	0	0	0.00%	20.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	0.6%
2019	1.1%
2018	1.4%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2040 Fund M Class - 06-108

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,190,576	$2,654,590	183,833
Receivables: investments sold	769
Payables: investments purchased	-
Net assets	$3,191,345

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,423,783	914,758	$2.65
Band 100	622,859	225,382	2.76
Band 75	-	-	2.88
Band 50	144,703	48,134	3.01
Band 25	-	-	3.14
Band 0	-	-	3.27
Total	$3,191,345	1,188,274

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$52,859
Mortality & expense charges			(36,605)
Net investment income (loss)			16,254

Gain (loss) on investments:
Net realized gain (loss)			84,656
Realized gain distributions			243,360
Net change in unrealized appreciation (depreciation)			60,492
Net gain (loss)			388,508

Increase (decrease) in net assets from operations			$404,762

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,254	$(18,050)
Net realized gain (loss)		84,656	112,907
Realized gain distributions		243,360	165,707
Net change in unrealized appreciation (depreciation)		60,492	83,084

Increase (decrease) in net assets from operations		404,762	343,648

Contract owner transactions:
Proceeds from units sold		264,690	292,473
Cost of units redeemed		(354,704)	(2,005,598)
Account charges		(2,267)	(2,944)
Increase (decrease)		(92,281)	(1,716,069)
Net increase (decrease)		312,481	(1,372,421)
Net assets, beginning		2,878,864	4,251,285
Net assets, ending		$3,191,345	$2,878,864

Units sold		119,545	155,718
Units redeemed		(153,619)	(1,021,805)
Net increase (decrease)		(34,074)	(866,087)
Units outstanding, beginning		1,222,348	2,088,435
Units outstanding, ending		1,188,274	1,222,348

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$30,848,973
Cost of units redeemed/account charges			(35,626,655)
Net investment income (loss)			247,412
Net realized gain (loss)			3,497,984
Realized gain distributions			3,687,645
Net change in unrealized appreciation (depreciation)			535,986
Net assets			$3,191,345

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.65	915	$2,424	1.25%	13.9%	12/31/2021	$2.76	225	$623	1.00%	14.2%	12/31/2021	$2.88	0	$0	0.75%	14.5%
12/31/2020	2.33	946	2,200	1.25%	15.4%	12/31/2020	2.42	228	553	1.00%	15.7%	12/31/2020	2.52	0	0	0.75%	15.9%
12/31/2019	2.02	1,659	3,345	1.25%	24.5%	12/31/2019	2.09	380	796	1.00%	24.8%	12/31/2019	2.17	0	0	0.75%	25.1%
12/31/2018	1.62	1,712	2,773	1.25%	-9.8%	12/31/2018	1.68	413	693	1.00%	-9.6%	12/31/2018	1.74	0	0	0.75%	-9.4%
12/31/2017	1.80	1,624	2,918	1.25%	19.5%	12/31/2017	1.86	414	768	1.00%	19.8%	12/31/2017	1.92	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.01	48	$145	0.50%	14.8%	12/31/2021	$3.14	0	$0	0.25%	15.1%	12/31/2021	$3.27	0	$0	0.00%	15.3%
12/31/2020	2.62	48	126	0.50%	16.2%	12/31/2020	2.73	0	0	0.25%	16.5%	12/31/2020	2.84	0	0	0.00%	16.8%
12/31/2019	2.25	49	110	0.50%	25.4%	12/31/2019	2.34	0	0	0.25%	25.7%	12/31/2019	2.43	0	0	0.00%	26.0%
12/31/2018	1.80	49	88	0.50%	-9.1%	12/31/2018	1.86	0	0	0.25%	-8.9%	12/31/2018	1.93	0	0	0.00%	-8.7%
12/31/2017	1.98	60	119	0.50%	20.4%	12/31/2017	2.04	0	0	0.25%	20.7%	12/31/2017	2.11	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	0.4%
2019	1.0%
2018	1.4%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2045 Fund M Class - 06-284

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,899,588	$1,616,111	142,246
Receivables: investments sold	39,227
Payables: investments purchased	-
Net assets	$1,938,815

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,560,274	752,138	$2.07
Band 100	275,131	127,873	2.15
Band 75	-	-	2.23
Band 50	103,410	44,679	2.31
Band 25	-	-	2.40
Band 0	-	-	2.49
Total	$1,938,815	924,690

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$31,757
Mortality & expense charges			(20,844)
Net investment income (loss)			10,913

Gain (loss) on investments:
Net realized gain (loss)			39,834
Realized gain distributions			135,282
Net change in unrealized appreciation (depreciation)			40,944
Net gain (loss)			216,060

Increase (decrease) in net assets from operations			$226,973

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,913	$(5,715)
Net realized gain (loss)		39,834	45,961
Realized gain distributions		135,282	66,313
Net change in unrealized appreciation (depreciation)		40,944	97,690

Increase (decrease) in net assets from operations		226,973	204,249

Contract owner transactions:
Proceeds from units sold		358,781	252,507
Cost of units redeemed		(191,211)	(825,818)
Account charges		(2,089)	(2,439)
Increase (decrease)		165,481	(575,750)
Net increase (decrease)		392,454	(371,501)
Net assets, beginning		1,546,361	1,917,862
Net assets, ending		$1,938,815	$1,546,361

Units sold		181,864	167,154
Units redeemed		(97,116)	(533,805)
Net increase (decrease)		84,748	(366,651)
Units outstanding, beginning		839,942	1,206,593
Units outstanding, ending		924,690	839,942

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,006,829
Cost of units redeemed/account charges			(12,483,994)
Net investment income (loss)			72,020
Net realized gain (loss)			1,589,797
Realized gain distributions			1,470,686
Net change in unrealized appreciation (depreciation)			283,477
Net assets			$1,938,815

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.07	752	$1,560	1.25%	13.9%	12/31/2021	$2.15	128	$275	1.00%	14.2%	12/31/2021	$2.23	0	$0	0.75%	14.5%
12/31/2020	1.82	663	1,207	1.25%	15.4%	12/31/2020	1.88	132	249	1.00%	15.7%	12/31/2020	1.95	0	0	0.75%	15.9%
12/31/2019	1.58	1,029	1,624	1.25%	24.4%	12/31/2019	1.63	132	215	1.00%	24.7%	12/31/2019	1.68	0	0	0.75%	25.0%
12/31/2018	1.27	1,055	1,339	1.25%	-9.8%	12/31/2018	1.31	141	184	1.00%	-9.6%	12/31/2018	1.34	0	0	0.75%	-9.3%
12/31/2017	1.41	977	1,374	1.25%	19.5%	12/31/2017	1.44	178	257	1.00%	19.8%	12/31/2017	1.48	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.31	45	$103	0.50%	14.8%	12/31/2021	$2.40	0	$0	0.25%	15.1%	12/31/2021	$2.49	0	$0	0.00%	15.4%
12/31/2020	2.02	45	91	0.50%	16.2%	12/31/2020	2.09	0	0	0.25%	16.5%	12/31/2020	2.16	0	0	0.00%	16.8%
12/31/2019	1.73	45	79	0.50%	25.3%	12/31/2019	1.79	0	0	0.25%	25.7%	12/31/2019	1.85	0	0	0.00%	26.0%
12/31/2018	1.38	46	63	0.50%	-9.1%	12/31/2018	1.42	0	0	0.25%	-8.9%	12/31/2018	1.47	0	0	0.00%	-8.7%
12/31/2017	1.52	46	70	0.50%	20.4%	12/31/2017	1.56	0	0	0.25%	20.7%	12/31/2017	1.61	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	0.5%
2019	1.0%
2018	1.5%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2050 Fund M Class - 06-286

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,926,603	$1,634,780	140,725
Receivables: investments sold	1,336
Payables: investments purchased	-
Net assets	$1,927,939

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,686,946	823,000	$2.05
Band 100	102,718	48,313	2.13
Band 75	-	-	2.21
Band 50	138,275	60,457	2.29
Band 25	-	-	2.37
Band 0	-	-	2.46
Total	$1,927,939	931,770

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$32,879
Mortality & expense charges			(21,453)
Net investment income (loss)			11,426

Gain (loss) on investments:
Net realized gain (loss)			37,869
Realized gain distributions			134,416
Net change in unrealized appreciation (depreciation)			47,002
Net gain (loss)			219,287

Increase (decrease) in net assets from operations			$230,713

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,426	$(5,999)
Net realized gain (loss)		37,869	30,694
Realized gain distributions		134,416	70,479
Net change in unrealized appreciation (depreciation)		47,002	111,321

Increase (decrease) in net assets from operations		230,713	206,495

Contract owner transactions:
Proceeds from units sold		311,277	323,348
Cost of units redeemed		(190,532)	(790,051)
Account charges		(2,762)	(2,649)
Increase (decrease)		117,983	(469,352)
Net increase (decrease)		348,696	(262,857)
Net assets, beginning		1,579,243	1,842,100
Net assets, ending		$1,927,939	$1,579,243

Units sold		159,058	216,435
Units redeemed		(96,438)	(518,067)
Net increase (decrease)		62,620	(301,632)
Units outstanding, beginning		869,150	1,170,782
Units outstanding, ending		931,770	869,150

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,686,295
Cost of units redeemed/account charges			(10,386,261)
Net investment income (loss)			53,489
Net realized gain (loss)			1,097,147
Realized gain distributions			1,185,446
Net change in unrealized appreciation (depreciation)			291,823
Net assets			$1,927,939

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.05	823	$1,687	1.25%	13.9%	12/31/2021	$2.13	48	$103	1.00%	14.2%	12/31/2021	$2.21	0	$0	0.75%	14.5%
12/31/2020	1.80	754	1,357	1.25%	15.4%	12/31/2020	1.86	49	91	1.00%	15.7%	12/31/2020	1.93	0	0	0.75%	16.0%
12/31/2019	1.56	970	1,512	1.25%	24.4%	12/31/2019	1.61	135	217	1.00%	24.8%	12/31/2019	1.66	0	0	0.75%	25.1%
12/31/2018	1.25	908	1,138	1.25%	-9.8%	12/31/2018	1.29	120	154	1.00%	-9.6%	12/31/2018	1.33	0	0	0.75%	-9.4%
12/31/2017	1.39	787	1,094	1.25%	19.5%	12/31/2017	1.43	132	189	1.00%	19.8%	12/31/2017	1.46	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.29	60	$138	0.50%	14.8%	12/31/2021	$2.37	0	$0	0.25%	15.1%	12/31/2021	$2.46	0	$0	0.00%	15.4%
12/31/2020	1.99	66	131	0.50%	16.3%	12/31/2020	2.06	0	0	0.25%	16.5%	12/31/2020	2.13	0	0	0.00%	16.8%
12/31/2019	1.71	66	113	0.50%	25.4%	12/31/2019	1.77	0	0	0.25%	25.7%	12/31/2019	1.83	0	0	0.00%	26.0%
12/31/2018	1.37	82	112	0.50%	-9.1%	12/31/2018	1.41	0	0	0.25%	-8.9%	12/31/2018	1.45	0	0	0.00%	-8.7%
12/31/2017	1.50	98	148	0.50%	20.4%	12/31/2017	1.54	0	0	0.25%	20.7%	12/31/2017	1.59	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	0.6%
2019	1.1%
2018	1.5%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2055 Fund M Class - 06-394

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,405,936	$2,092,723	156,476
Receivables: investments sold	2,239
Payables: investments purchased	-
Net assets	$2,408,175

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,361,849	896,121	$2.64
Band 100	-	-	2.70
Band 75	-	-	2.77
Band 50	46,326	16,283	2.85
Band 25	-	-	2.92
Band 0	-	-	2.99
Total	$2,408,175	912,404

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$40,008
Mortality & expense charges			(26,373)
Net investment income (loss)			13,635

Gain (loss) on investments:
Net realized gain (loss)			58,133
Realized gain distributions			153,031
Net change in unrealized appreciation (depreciation)			40,984
Net gain (loss)			252,148

Increase (decrease) in net assets from operations			$265,783

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,635	$(6,185)
Net realized gain (loss)		58,133	37,868
Realized gain distributions		153,031	67,672
Net change in unrealized appreciation (depreciation)		40,984	154,547

Increase (decrease) in net assets from operations		265,783	253,902

Contract owner transactions:
Proceeds from units sold		635,555	523,644
Cost of units redeemed		(333,414)	(828,615)
Account charges		(2,961)	(2,884)
Increase (decrease)		299,180	(307,855)
Net increase (decrease)		564,963	(53,953)
Net assets, beginning		1,843,212	1,897,165
Net assets, ending		$2,408,175	$1,843,212

Units sold		253,988	270,428
Units redeemed		(136,883)	(419,870)
Net increase (decrease)		117,105	(149,442)
Units outstanding, beginning		795,299	944,741
Units outstanding, ending		912,404	795,299

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,055,613
Cost of units redeemed/account charges			(2,560,561)
Net investment income (loss)			13,854
Net realized gain (loss)			154,981
Realized gain distributions			431,075
Net change in unrealized appreciation (depreciation)			313,213
Net assets			$2,408,175

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.64	896	$2,362	1.25%	13.9%	12/31/2021	$2.70	0	$0	1.00%	14.2%	12/31/2021	$2.77	0	$0	0.75%	14.5%
12/31/2020	2.31	763	1,765	1.25%	15.4%	12/31/2020	2.37	16	38	1.00%	15.6%	12/31/2020	2.42	0	0	0.75%	15.9%
12/31/2019	2.01	912	1,830	1.25%	24.5%	12/31/2019	2.05	16	33	1.00%	24.8%	12/31/2019	2.09	0	0	0.75%	25.1%
12/31/2018	1.61	604	973	1.25%	-9.9%	12/31/2018	1.64	16	26	1.00%	-9.6%	12/31/2018	1.67	0	0	0.75%	-9.4%
12/31/2017	1.79	435	777	1.25%	19.5%	12/31/2017	1.81	16	29	1.00%	19.8%	12/31/2017	1.84	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.85	16	$46	0.50%	14.8%	12/31/2021	$2.92	0	$0	0.25%	15.1%	12/31/2021	$2.99	0	$0	0.00%	15.4%
12/31/2020	2.48	16	40	0.50%	16.2%	12/31/2020	2.54	0	0	0.25%	16.5%	12/31/2020	2.59	0	0	0.00%	16.8%
12/31/2019	2.13	16	35	0.50%	25.4%	12/31/2019	2.18	0	0	0.25%	25.7%	12/31/2019	2.22	0	0	0.00%	26.0%
12/31/2018	1.70	16	28	0.50%	-9.2%	12/31/2018	1.73	0	0	0.25%	-8.9%	12/31/2018	1.76	0	0	0.00%	-8.7%
12/31/2017	1.87	17	31	0.50%	20.4%	12/31/2017	1.90	0	0	0.25%	20.7%	12/31/2017	1.93	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	0.6%
2019	1.2%
2018	1.6%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom Income Fund M Class - 06-111

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$301,094	$291,688	26,700
Receivables: investments sold	83
Payables: investments purchased	-
Net assets	$301,177

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$255,907	165,238	$1.55
Band 100	45,270	28,027	1.62
Band 75	-	-	1.68
Band 50	-	-	1.76
Band 25	-	-	1.83
Band 0	-	-	1.91
Total	$301,177	193,265

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,586
Mortality & expense charges			(3,664)
Net investment income (loss)			1,922

Gain (loss) on investments:
Net realized gain (loss)			3,251
Realized gain distributions			8,688
Net change in unrealized appreciation (depreciation)			(9,875)
Net gain (loss)			2,064

Increase (decrease) in net assets from operations			$3,986

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,922	$(1,087)
Net realized gain (loss)		3,251	788
Realized gain distributions		8,688	7,959
Net change in unrealized appreciation (depreciation)		(9,875)	14,952

Increase (decrease) in net assets from operations		3,986	22,612

Contract owner transactions:
Proceeds from units sold		32,316	47,941
Cost of units redeemed		(44,555)	(19,669)
Account charges		(75)	(123)
Increase (decrease)		(12,314)	28,149
Net increase (decrease)		(8,328)	50,761
Net assets, beginning		309,505	258,744
Net assets, ending		$301,177	$309,505

Units sold		20,717	34,963
Units redeemed		(28,034)	(13,397)
Net increase (decrease)		(7,317)	21,566
Units outstanding, beginning		200,582	179,016
Units outstanding, ending		193,265	200,582

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,103,510
Cost of units redeemed/account charges			(3,110,524)
Net investment income (loss)			16,439
Net realized gain (loss)			138,150
Realized gain distributions			144,196
Net change in unrealized appreciation (depreciation)			9,406
Net assets			$301,177

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	165	$256	1.25%	1.4%	12/31/2021	$1.62	28	$45	1.00%	1.6%	12/31/2021	$1.68	0	$0	0.75%	1.9%
12/31/2020	1.53	152	232	1.25%	6.8%	12/31/2020	1.59	49	78	1.00%	7.1%	12/31/2020	1.65	0	0	0.75%	7.4%
12/31/2019	1.43	128	183	1.25%	9.2%	12/31/2019	1.48	51	75	1.00%	9.5%	12/31/2019	1.54	0	0	0.75%	9.8%
12/31/2018	1.31	134	175	1.25%	-3.4%	12/31/2018	1.36	58	79	1.00%	-3.2%	12/31/2018	1.40	0	0	0.75%	-2.9%
12/31/2017	1.36	136	184	1.25%	6.2%	12/31/2017	1.40	74	103	1.00%	6.5%	12/31/2017	1.45	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	0	$0	0.50%	2.1%	12/31/2021	$1.83	0	$0	0.25%	2.4%	12/31/2021	$1.91	0	$0	0.00%	2.6%
12/31/2020	1.72	0	0	0.50%	7.6%	12/31/2020	1.79	0	0	0.25%	7.9%	12/31/2020	1.86	0	0	0.00%	8.2%
12/31/2019	1.60	0	0	0.50%	10.0%	12/31/2019	1.66	0	0	0.25%	10.3%	12/31/2019	1.72	0	0	0.00%	10.6%
12/31/2018	1.45	0	0	0.50%	-2.7%	12/31/2018	1.50	0	0	0.25%	-2.4%	12/31/2018	1.56	0	0	0.00%	-2.2%
12/31/2017	1.49	0	0	0.50%	7.0%	12/31/2017	1.54	0	0	0.25%	7.3%	12/31/2017	1.59	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	0.8%
2019	1.5%
2018	1.4%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Growth & Income Fund M Class - 06-265

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$575,028	$497,381	17,150
Receivables: investments sold	-
Payables: investments purchased	(990)
Net assets	$574,038

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$341,906	87,717	$3.90
Band 100	232,132	56,898	4.08
Band 75	-	-	4.27
Band 50	-	-	4.47
Band 25	-	-	4.68
Band 0	-	-	4.97
Total	$574,038	144,615

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,552
Mortality & expense charges			(5,635)
Net investment income (loss)			1,917

Gain (loss) on investments:
Net realized gain (loss)			12,938
Realized gain distributions			13,166
Net change in unrealized appreciation (depreciation)			68,024
Net gain (loss)			94,128

Increase (decrease) in net assets from operations			$96,045

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,917	$2,586
Net realized gain (loss)		12,938	(3,901)
Realized gain distributions		13,166	11,954
Net change in unrealized appreciation (depreciation)		68,024	6,546

Increase (decrease) in net assets from operations		96,045	17,185

Contract owner transactions:
Proceeds from units sold		160,178	139,504
Cost of units redeemed		(72,711)	(37,430)
Account charges		(32)	(36)
Increase (decrease)		87,435	102,038
Net increase (decrease)		183,480	119,223
Net assets, beginning		390,558	271,335
Net assets, ending		$574,038	$390,558

Units sold		42,943	45,083
Units redeemed		(19,953)	(13,735)
Net increase (decrease)		22,990	31,348
Units outstanding, beginning		121,625	90,277
Units outstanding, ending		144,615	121,625

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,488,251
Cost of units redeemed/account charges			(1,222,476)
Net investment income (loss)			(128)
Net realized gain (loss)			98,368
Realized gain distributions			132,376
Net change in unrealized appreciation (depreciation)			77,647
Net assets			$574,038

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.90	88	$342	1.25%	23.6%	12/31/2021	$4.08	57	$232	1.00%	23.9%	12/31/2021	$4.27	0	$0	0.75%	24.2%
12/31/2020	3.15	72	228	1.25%	5.6%	12/31/2020	3.29	49	163	1.00%	5.9%	12/31/2020	3.44	0	0	0.75%	6.2%
12/31/2019	2.99	76	227	1.25%	28.3%	12/31/2019	3.11	14	44	1.00%	28.6%	12/31/2019	3.24	0	0	0.75%	28.9%
12/31/2018	2.33	92	215	1.25%	-10.8%	12/31/2018	2.42	13	31	1.00%	-10.6%	12/31/2018	2.51	0	0	0.75%	-10.4%
12/31/2017	2.61	68	179	1.25%	14.8%	12/31/2017	2.70	11	29	1.00%	15.1%	12/31/2017	2.80	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.47	0	$0	0.50%	24.5%	12/31/2021	$4.68	0	$0	0.25%	24.8%	12/31/2021	$4.97	0	$0	0.00%	25.1%
12/31/2020	3.59	0	0	0.50%	6.4%	12/31/2020	3.75	0	0	0.25%	6.7%	12/31/2020	3.97	0	0	0.00%	7.0%
12/31/2019	3.37	0	0	0.50%	29.2%	12/31/2019	3.51	0	0	0.25%	29.5%	12/31/2019	3.71	0	0	0.00%	29.9%
12/31/2018	2.61	0	0	0.50%	-10.1%	12/31/2018	2.71	0	0	0.25%	-9.9%	12/31/2018	2.86	0	0	0.00%	-9.7%
12/31/2017	2.90	0	0	0.50%	15.7%	12/31/2017	3.01	0	0	0.25%	15.9%	12/31/2017	3.16	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.7%
2019	1.4%
2018	1.7%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Growth Opportunities Fund M Class - 06-125

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,008,913	$3,199,642	21,392
Receivables: investments sold	21,327
Payables: investments purchased	-
Net assets	$3,030,240

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,708,541	351,270	$7.71
Band 100	321,699	39,922	8.06
Band 75	-	-	8.42
Band 50	-	-	8.80
Band 25	-	-	9.20
Band 0	-	-	9.61
Total	$3,030,240	391,192

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(39,811)
Net investment income (loss)			(39,811)

Gain (loss) on investments:
Net realized gain (loss)			843,489
Realized gain distributions			274,383
Net change in unrealized appreciation (depreciation)			(841,780)
Net gain (loss)			276,092

Increase (decrease) in net assets from operations			$236,281

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(39,811)	$(17,700)
Net realized gain (loss)		843,489	211,295
Realized gain distributions		274,383	127,169
Net change in unrealized appreciation (depreciation)		(841,780)	516,362

Increase (decrease) in net assets from operations		236,281	837,126

Contract owner transactions:
Proceeds from units sold		2,892,905	1,436,075
Cost of units redeemed		(2,592,026)	(764,509)
Account charges		(379)	(141)
Increase (decrease)		300,500	671,425
Net increase (decrease)		536,781	1,508,551
Net assets, beginning		2,493,459	984,908
Net assets, ending		$3,030,240	$2,493,459

Units sold		380,582	266,078
Units redeemed		(341,966)	(143,031)
Net increase (decrease)		38,616	123,047
Units outstanding, beginning		352,576	229,529
Units outstanding, ending		391,192	352,576

* Date of Fund Inception into Variable Account: 5 /1 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,533,514
Cost of units redeemed/account charges			(10,797,947)
Net investment income (loss)			(247,819)
Net realized gain (loss)			1,654,189
Realized gain distributions			1,079,032
Net change in unrealized appreciation (depreciation)			(190,729)
Net assets			$3,030,240

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.71	351	$2,709	1.25%	9.8%	12/31/2021	$8.06	40	$322	1.00%	10.0%	12/31/2021	$8.42	0	$0	0.75%	10.3%
12/31/2020	7.03	297	2,086	1.25%	66.1%	12/31/2020	7.32	56	408	1.00%	66.5%	12/31/2020	7.63	0	0	0.75%	66.9%
12/31/2019	4.23	145	615	1.25%	38.2%	12/31/2019	4.40	84	370	1.00%	38.6%	12/31/2019	4.57	0	0	0.75%	38.9%
12/31/2018	3.06	143	439	1.25%	12.4%	12/31/2018	3.17	60	191	1.00%	12.7%	12/31/2018	3.29	0	0	0.75%	13.0%
12/31/2017	2.72	104	285	1.25%	32.7%	12/31/2017	2.82	35	99	1.00%	33.0%	12/31/2017	2.91	0	0	0.75%	33.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.80	0	$0	0.50%	10.6%	12/31/2021	$9.20	0	$0	0.25%	10.9%	12/31/2021	$9.61	0	$0	0.00%	11.1%
12/31/2020	7.96	0	0	0.50%	67.4%	12/31/2020	8.30	0	0	0.25%	67.8%	12/31/2020	8.65	0	0	0.00%	68.2%
12/31/2019	4.76	0	0	0.50%	39.3%	12/31/2019	4.94	0	0	0.25%	39.6%	12/31/2019	5.14	0	0	0.00%	39.9%
12/31/2018	3.41	0	0	0.50%	13.2%	12/31/2018	3.54	0	0	0.25%	13.5%	12/31/2018	3.67	0	0	0.00%	13.8%
12/31/2017	3.02	0	0	0.50%	33.7%	12/31/2017	3.12	0	0	0.25%	34.0%	12/31/2017	3.23	0	0	0.00%	34.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor International Capital Appreciation Fund M Class - 06-155

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,450,375	$8,242,936	292,994
Receivables: investments sold	-
Payables: investments purchased	(427)
Net assets	$8,449,948

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,449,948	2,641,783	$3.20
Band 100	-	-	3.34
Band 75	-	-	3.49
Band 50	-	-	3.65
Band 25	-	-	3.82
Band 0	-	-	3.99
Total	$8,449,948	2,641,783

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(221,663)
Net investment income (loss)			(221,663)

Gain (loss) on investments:
Net realized gain (loss)			4,537,371
Realized gain distributions			302,094
Net change in unrealized appreciation (depreciation)			(3,278,551)
Net gain (loss)			1,560,914

Increase (decrease) in net assets from operations			$1,339,251

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(221,663)	$(177,045)
Net realized gain (loss)		4,537,371	(646,598)
Realized gain distributions		302,094	-
Net change in unrealized appreciation (depreciation)		(3,278,551)	2,166,627

Increase (decrease) in net assets from operations		1,339,251	1,342,984

Contract owner transactions:
Proceeds from units sold		11,617,155	2,856,063
Cost of units redeemed		(19,529,384)	(7,494,864)
Account charges		(47,473)	(60,181)
Increase (decrease)		(7,959,702)	(4,698,982)
Net increase (decrease)		(6,620,451)	(3,355,998)
Net assets, beginning		15,070,399	18,426,397
Net assets, ending		$8,449,948	$15,070,399

Units sold		3,926,243	1,236,186
Units redeemed		(6,482,504)	(3,670,389)
Net increase (decrease)		(2,556,261)	(2,434,203)
Units outstanding, beginning		5,198,044	7,632,247
Units outstanding, ending		2,641,783	5,198,044

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$32,902,794
Cost of units redeemed/account charges			(28,417,179)
Net investment income (loss)			(440,712)
Net realized gain (loss)			3,894,641
Realized gain distributions			302,965
Net change in unrealized appreciation (depreciation)			207,439
Net assets			$8,449,948

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.20	2,642	$8,450	1.25%	10.3%	12/31/2021	$3.34	0	$0	1.00%	10.6%	12/31/2021	$3.49	0	$0	0.75%	10.9%
12/31/2020	2.90	5,198	15,070	1.25%	20.1%	12/31/2020	3.02	0	0	1.00%	20.4%	12/31/2020	3.15	0	0	0.75%	20.7%
12/31/2019	2.41	7,632	18,426	1.25%	30.4%	12/31/2019	2.51	0	0	1.00%	30.8%	12/31/2019	2.61	0	0	0.75%	31.1%
12/31/2018	1.85	0	0	1.25%	-14.4%	12/31/2018	1.92	0	0	1.00%	-14.1%	12/31/2018	1.99	0	0	0.75%	-13.9%
12/31/2017	2.16	0	0	1.25%	33.4%	12/31/2017	2.24	0	0	1.00%	33.8%	12/31/2017	2.31	0	0	0.75%	34.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.65	0	$0	0.50%	11.2%	12/31/2021	$3.82	0	$0	0.25%	11.4%	12/31/2021	$3.99	0	$0	0.00%	11.7%
12/31/2020	3.28	0	0	0.50%	21.0%	12/31/2020	3.42	0	0	0.25%	21.3%	12/31/2020	3.57	0	0	0.00%	21.6%
12/31/2019	2.71	0	0	0.50%	31.4%	12/31/2019	2.82	0	0	0.25%	31.8%	12/31/2019	2.94	0	0	0.00%	32.1%
12/31/2018	2.07	0	0	0.50%	-13.7%	12/31/2018	2.14	0	0	0.25%	-13.5%	12/31/2018	2.22	0	0	0.00%	-13.3%
12/31/2017	2.39	0	0	0.50%	34.4%	12/31/2017	2.48	0	0	0.25%	34.8%	12/31/2017	2.56	0	0	0.00%	35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.4%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,063,501	$835,339	20,070
Receivables: investments sold	6,245
Payables: investments purchased	-
Net assets	$1,069,746

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$893,796	276,350	$3.23
Band 100	175,950	52,375	3.36
Band 75	-	-	3.49
Band 50	-	-	3.62
Band 25	-	-	3.76
Band 0	-	-	3.91
Total	$1,069,746	328,725

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$348
Mortality & expense charges			(12,638)
Net investment income (loss)			(12,290)

Gain (loss) on investments:
Net realized gain (loss)			42,914
Realized gain distributions			109,551
Net change in unrealized appreciation (depreciation)			76,435
Net gain (loss)			228,900

Increase (decrease) in net assets from operations			$216,610

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,290)	$(10,948)
Net realized gain (loss)		42,914	(50,814)
Realized gain distributions		109,551	31,218
Net change in unrealized appreciation (depreciation)		76,435	245,212

Increase (decrease) in net assets from operations		216,610	214,668

Contract owner transactions:
Proceeds from units sold		74,707	85,968
Cost of units redeemed		(164,778)	(634,306)
Account charges		(705)	(858)
Increase (decrease)		(90,776)	(549,196)
Net increase (decrease)		125,834	(334,528)
Net assets, beginning		943,912	1,278,440
Net assets, ending		$1,069,746	$943,912

Units sold		24,997	45,909
Units redeemed		(53,263)	(305,212)
Net increase (decrease)		(28,266)	(259,303)
Units outstanding, beginning		356,991	616,294
Units outstanding, ending		328,725	356,991

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,193,579
Cost of units redeemed/account charges			(18,326,291)
Net investment income (loss)			(378,161)
Net realized gain (loss)			2,681,083
Realized gain distributions			1,671,374
Net change in unrealized appreciation (depreciation)			228,162
Net assets			$1,069,746

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.23	276	$894	1.25%	23.3%	12/31/2021	$3.36	52	$176	1.00%	23.6%	12/31/2021	$3.49	0	$0	0.75%	23.9%
12/31/2020	2.62	283	743	1.25%	27.0%	12/31/2020	2.72	73	199	1.00%	27.3%	12/31/2020	2.82	0	0	0.75%	27.6%
12/31/2019	2.07	543	1,122	1.25%	27.5%	12/31/2019	2.14	72	155	1.00%	27.9%	12/31/2019	2.21	0	0	0.75%	28.2%
12/31/2018	1.62	707	1,145	1.25%	-17.3%	12/31/2018	1.67	68	113	1.00%	-17.1%	12/31/2018	1.72	0	0	0.75%	-16.9%
12/31/2017	1.96	1,163	2,278	1.25%	15.6%	12/31/2017	2.01	63	126	1.00%	15.9%	12/31/2017	2.07	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.62	0	$0	0.50%	24.2%	12/31/2021	$3.76	0	$0	0.25%	24.5%	12/31/2021	$3.91	0	$0	0.00%	24.8%
12/31/2020	2.92	1	2	0.50%	28.0%	12/31/2020	3.02	0	0	0.25%	28.3%	12/31/2020	3.13	0	0	0.00%	28.6%
12/31/2019	2.28	1	2	0.50%	28.5%	12/31/2019	2.36	0	0	0.25%	28.8%	12/31/2019	2.44	0	0	0.00%	29.1%
12/31/2018	1.77	1	1	0.50%	-16.7%	12/31/2018	1.83	0	0	0.25%	-16.5%	12/31/2018	1.89	0	0	0.00%	-16.3%
12/31/2017	2.13	1	2	0.50%	16.4%	12/31/2017	2.19	0	0	0.25%	16.7%	12/31/2017	2.25	132	297	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$450,777	$359,078	7,875
Receivables: investments sold	-
Payables: investments purchased	(7,597)
Net assets	$443,180

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$443,180	132,225	$3.35
Band 100	-	-	3.48
Band 75	-	-	3.62
Band 50	-	-	3.76
Band 25	-	-	3.90
Band 0	-	-	4.05
Total	$443,180	132,225

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$540
Mortality & expense charges			(5,247)
Net investment income (loss)			(4,707)

Gain (loss) on investments:
Net realized gain (loss)			25,866
Realized gain distributions			38,224
Net change in unrealized appreciation (depreciation)			26,819
Net gain (loss)			90,909

Increase (decrease) in net assets from operations			$86,202

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,707)	$(3,916)
Net realized gain (loss)		25,866	(893)
Realized gain distributions		38,224	11,648
Net change in unrealized appreciation (depreciation)		26,819	85,490

Increase (decrease) in net assets from operations		86,202	92,329

Contract owner transactions:
Proceeds from units sold		52,493	24,604
Cost of units redeemed		(108,895)	(14,355)
Account charges		(109)	(188)
Increase (decrease)		(56,511)	10,061
Net increase (decrease)		29,691	102,390
Net assets, beginning		413,489	311,099
Net assets, ending		$443,180	$413,489

Units sold		16,769	13,178
Units redeemed		(37,023)	(6,743)
Net increase (decrease)		(20,254)	6,435
Units outstanding, beginning		152,479	146,044
Units outstanding, ending		132,225	152,479

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,294,221
Cost of units redeemed/account charges			(10,044,738)
Net investment income (loss)			(175,992)
Net realized gain (loss)			582,261
Realized gain distributions			695,729
Net change in unrealized appreciation (depreciation)			91,699
Net assets			$443,180

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.35	132	$443	1.25%	23.6%	12/31/2021	$3.48	0	$0	1.00%	23.9%	12/31/2021	$3.62	0	$0	0.75%	24.2%
12/31/2020	2.71	152	413	1.25%	27.3%	12/31/2020	2.81	0	0	1.00%	27.6%	12/31/2020	2.91	0	0	0.75%	27.9%
12/31/2019	2.13	146	311	1.25%	27.9%	12/31/2019	2.20	0	0	1.00%	28.2%	12/31/2019	2.28	0	0	0.75%	28.5%
12/31/2018	1.67	271	451	1.25%	-17.1%	12/31/2018	1.72	0	0	1.00%	-16.9%	12/31/2018	1.77	0	0	0.75%	-16.7%
12/31/2017	2.01	534	1,073	1.25%	15.9%	12/31/2017	2.07	0	0	1.00%	16.2%	12/31/2017	2.13	0	0	0.75%	16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.76	0	$0	0.50%	24.5%	12/31/2021	$3.90	0	$0	0.25%	24.8%	12/31/2021	$4.05	0	$0	0.00%	25.2%
12/31/2020	3.02	0	0	0.50%	28.3%	12/31/2020	3.13	0	0	0.25%	28.6%	12/31/2020	3.24	0	0	0.00%	28.9%
12/31/2019	2.35	0	0	0.50%	28.8%	12/31/2019	2.43	0	0	0.25%	29.1%	12/31/2019	2.51	0	0	0.00%	29.5%
12/31/2018	1.83	0	0	0.50%	-16.5%	12/31/2018	1.88	0	0	0.25%	-16.3%	12/31/2018	1.94	0	0	0.00%	-16.1%
12/31/2017	2.19	0	0	0.50%	16.7%	12/31/2017	2.25	0	0	0.25%	17.0%	12/31/2017	2.31	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor New Insights Fund A Class - 06-295

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$358,454	$298,586	8,915
Receivables: investments sold	131
Payables: investments purchased	-
Net assets	$358,585

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$358,585	80,901	$4.43
Band 100	-	-	4.56
Band 75	-	-	4.70
Band 50	-	-	4.83
Band 25	-	-	4.98
Band 0	-	-	5.12
Total	$358,585	80,901

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,644)
Net investment income (loss)			(4,644)

Gain (loss) on investments:
Net realized gain (loss)			23,226
Realized gain distributions			42,857
Net change in unrealized appreciation (depreciation)			16,999
Net gain (loss)			83,082

Increase (decrease) in net assets from operations			$78,438

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,644)	$(4,069)
Net realized gain (loss)		23,226	8,995
Realized gain distributions		42,857	27,645
Net change in unrealized appreciation (depreciation)		16,999	39,556

Increase (decrease) in net assets from operations		78,438	72,127

Contract owner transactions:
Proceeds from units sold		13,368	75,490
Cost of units redeemed		(98,980)	(361,049)
Account charges		(23)	(91)
Increase (decrease)		(85,635)	(285,650)
Net increase (decrease)		(7,197)	(213,523)
Net assets, beginning		365,782	579,305
Net assets, ending		$358,585	$365,782

Units sold		3,386	25,216
Units redeemed		(23,791)	(119,811)
Net increase (decrease)		(20,405)	(94,595)
Units outstanding, beginning		101,306	195,901
Units outstanding, ending		80,901	101,306

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,809,817
Cost of units redeemed/account charges			(15,100,416)
Net investment income (loss)			(381,250)
Net realized gain (loss)			2,059,241
Realized gain distributions			1,911,325
Net change in unrealized appreciation (depreciation)			59,868
Net assets			$358,585

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.43	81	$359	1.25%	22.8%	12/31/2021	$4.56	0	$0	1.00%	23.1%	12/31/2021	$4.70	0	$0	0.75%	23.4%
12/31/2020	3.61	101	366	1.25%	22.1%	12/31/2020	3.71	0	0	1.00%	22.4%	12/31/2020	3.81	0	0	0.75%	22.7%
12/31/2019	2.96	196	579	1.25%	27.5%	12/31/2019	3.03	0	0	1.00%	27.9%	12/31/2019	3.10	0	0	0.75%	28.2%
12/31/2018	2.32	188	435	1.25%	-5.6%	12/31/2018	2.37	0	0	1.00%	-5.4%	12/31/2018	2.42	0	0	0.75%	-5.2%
12/31/2017	2.46	2,728	6,704	1.25%	26.4%	12/31/2017	2.50	0	0	1.00%	26.8%	12/31/2017	2.55	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.83	0	$0	0.50%	23.7%	12/31/2021	$4.98	0	$0	0.25%	24.0%	12/31/2021	$5.12	0	$0	0.00%	24.3%
12/31/2020	3.91	0	0	0.50%	23.0%	12/31/2020	4.01	0	0	0.25%	23.3%	12/31/2020	4.12	0	0	0.00%	23.6%
12/31/2019	3.18	0	0	0.50%	28.5%	12/31/2019	3.25	0	0	0.25%	28.8%	12/31/2019	3.33	0	0	0.00%	29.2%
12/31/2018	2.47	0	0	0.50%	-4.9%	12/31/2018	2.53	0	0	0.25%	-4.7%	12/31/2018	2.58	0	0	0.00%	-4.5%
12/31/2017	2.60	0	0	0.50%	27.4%	12/31/2017	2.65	0	0	0.25%	27.7%	12/31/2017	2.70	0	0	0.00%	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor New Insights Fund M Class - 06-166

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,695,498	$3,527,248	123,661
Receivables: investments sold	-
Payables: investments purchased	(5,033)
Net assets	$4,690,465

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,795,156	554,910	$5.04
Band 100	1,895,309	360,948	5.25
Band 75	-	-	5.47
Band 50	-	-	5.71
Band 25	-	-	5.95
Band 0	-	-	6.20
Total	$4,690,465	915,858

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(51,440)
Net investment income (loss)			(51,440)

Gain (loss) on investments:
Net realized gain (loss)			151,062
Realized gain distributions			575,898
Net change in unrealized appreciation (depreciation)			229,470
Net gain (loss)			956,430

Increase (decrease) in net assets from operations			$904,990

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(51,440)	$(49,568)
Net realized gain (loss)		151,062	315,145
Realized gain distributions		575,898	335,837
Net change in unrealized appreciation (depreciation)		229,470	206,920

Increase (decrease) in net assets from operations		904,990	808,334

Contract owner transactions:
Proceeds from units sold		141,083	186,686
Cost of units redeemed		(488,178)	(1,694,622)
Account charges		(1,026)	(1,016)
Increase (decrease)		(348,121)	(1,508,952)
Net increase (decrease)		556,869	(700,618)
Net assets, beginning		4,133,596	4,834,214
Net assets, ending		$4,690,465	$4,133,596

Units sold		30,227	59,619
Units redeemed		(103,539)	(482,470)
Net increase (decrease)		(73,312)	(422,851)
Units outstanding, beginning		989,170	1,412,021
Units outstanding, ending		915,858	989,170

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$20,943,807
Cost of units redeemed/account charges			(24,682,837)
Net investment income (loss)			(897,577)
Net realized gain (loss)			3,312,389
Realized gain distributions			4,846,433
Net change in unrealized appreciation (depreciation)			1,168,250
Net assets			$4,690,465

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.04	555	$2,795	1.25%	22.5%	12/31/2021	$5.25	361	$1,895	1.00%	22.8%	12/31/2021	$5.47	0	$0	0.75%	23.1%
12/31/2020	4.11	594	2,443	1.25%	21.8%	12/31/2020	4.28	395	1,690	1.00%	22.1%	12/31/2020	4.45	0	0	0.75%	22.4%
12/31/2019	3.38	892	3,013	1.25%	27.2%	12/31/2019	3.50	520	1,821	1.00%	27.5%	12/31/2019	3.63	0	0	0.75%	27.8%
12/31/2018	2.66	925	2,457	1.25%	-5.9%	12/31/2018	2.75	595	1,636	1.00%	-5.6%	12/31/2018	2.84	0	0	0.75%	-5.4%
12/31/2017	2.82	1,173	3,309	1.25%	26.1%	12/31/2017	2.91	730	2,125	1.00%	26.4%	12/31/2017	3.00	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.71	0	$0	0.50%	23.4%	12/31/2021	$5.95	0	$0	0.25%	23.7%	12/31/2021	$6.20	0	$0	0.00%	24.0%
12/31/2020	4.62	0	0	0.50%	22.7%	12/31/2020	4.81	0	0	0.25%	23.0%	12/31/2020	5.00	0	0	0.00%	23.3%
12/31/2019	3.77	0	0	0.50%	28.2%	12/31/2019	3.91	0	0	0.25%	28.5%	12/31/2019	4.05	0	0	0.00%	28.8%
12/31/2018	2.94	0	0	0.50%	-5.1%	12/31/2018	3.04	0	0	0.25%	-4.9%	12/31/2018	3.15	0	0	0.00%	-4.7%
12/31/2017	3.10	0	0	0.50%	27.1%	12/31/2017	3.20	0	0	0.25%	27.4%	12/31/2017	3.30	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Overseas Fund M Class - 06-165 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.68
Band 100	-	-	2.80
Band 75	-	-	2.93
Band 50	-	-	3.06
Band 25	-	-	3.20
Band 0	-	-	3.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$20,383
Cost of units redeemed/account charges			(22,490)
Net investment income (loss)			(921)
Net realized gain (loss)			(3,258)
Realized gain distributions			6,286
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.68	0	$0	1.25%	17.2%	12/31/2021	$2.80	0	$0	1.00%	17.5%	12/31/2021	$2.93	0	$0	0.75%	17.8%
12/31/2020	2.29	0	0	1.25%	13.0%	12/31/2020	2.38	0	0	1.00%	13.3%	12/31/2020	2.49	0	0	0.75%	13.6%
12/31/2019	2.02	0	0	1.25%	25.6%	12/31/2019	2.11	0	0	1.00%	25.9%	12/31/2019	2.19	0	0	0.75%	26.2%
12/31/2018	1.61	0	0	1.25%	-16.3%	12/31/2018	1.67	0	0	1.00%	-16.1%	12/31/2018	1.73	0	0	0.75%	-15.9%
12/31/2017	1.93	0	0	1.25%	27.8%	12/31/2017	1.99	0	0	1.00%	28.1%	12/31/2017	2.06	0	0	0.75%	28.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.06	0	$0	0.50%	18.1%	12/31/2021	$3.20	0	$0	0.25%	18.4%	12/31/2021	$3.34	0	$0	0.00%	18.7%
12/31/2020	2.59	0	0	0.50%	13.9%	12/31/2020	2.70	0	0	0.25%	14.1%	12/31/2020	2.82	0	0	0.00%	14.4%
12/31/2019	2.28	0	0	0.50%	26.5%	12/31/2019	2.37	0	0	0.25%	26.8%	12/31/2019	2.46	0	0	0.00%	27.1%
12/31/2018	1.80	0	0	0.50%	-15.6%	12/31/2018	1.87	0	0	0.25%	-15.4%	12/31/2018	1.94	0	0	0.00%	-15.2%
12/31/2017	2.13	0	0	0.50%	28.7%	12/31/2017	2.21	0	0	0.25%	29.0%	12/31/2017	2.28	0	0	0.00%	29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Fund I Class - 06-047

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$144,930	$120,052	5,609
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$144,953

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$144,953	77,930	$1.86
Band 100	-	-	1.90
Band 75	-	-	1.93
Band 50	-	-	1.97
Band 25	-	-	2.01
Band 0	-	-	2.05
Total	$144,953	77,930

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,053
Mortality & expense charges			(2,020)
Net investment income (loss)			(967)

Gain (loss) on investments:
Net realized gain (loss)			11,480
Realized gain distributions			6,862
Net change in unrealized appreciation (depreciation)			37,292
Net gain (loss)			55,634

Increase (decrease) in net assets from operations			$54,667

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(967)	$11
Net realized gain (loss)		11,480	(20,393)
Realized gain distributions		6,862	3,743
Net change in unrealized appreciation (depreciation)		37,292	(8,388)

Increase (decrease) in net assets from operations		54,667	(25,027)

Contract owner transactions:
Proceeds from units sold		88,061	47,086
Cost of units redeemed		(144,109)	(284,351)
Account charges		(50)	(174)
Increase (decrease)		(56,098)	(237,439)
Net increase (decrease)		(1,431)	(262,466)
Net assets, beginning		146,384	408,850
Net assets, ending		$144,953	$146,384

Units sold		59,864	35,387
Units redeemed		(89,789)	(205,194)
Net increase (decrease)		(29,925)	(169,807)
Units outstanding, beginning		107,855	277,662
Units outstanding, ending		77,930	107,855

* Date of Fund Inception into Variable Account: 2 /14 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,119,379
Cost of units redeemed/account charges			(2,232,757)
Net investment income (loss)			23,603
Net realized gain (loss)			31,957
Realized gain distributions			177,893
Net change in unrealized appreciation (depreciation)			24,878
Net assets			$144,953

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.86	78	$145	1.25%	37.0%	12/31/2021	$1.90	0	$0	1.00%	37.4%	12/31/2021	$1.93	0	$0	0.75%	37.7%
12/31/2020	1.36	108	146	1.25%	-7.8%	12/31/2020	1.38	0	0	1.00%	-7.6%	12/31/2020	1.40	0	0	0.75%	-7.4%
12/31/2019	1.47	278	409	1.25%	21.4%	12/31/2019	1.49	0	0	1.00%	21.7%	12/31/2019	1.52	0	0	0.75%	22.0%
12/31/2018	1.21	705	854	1.25%	-7.5%	12/31/2018	1.23	0	0	1.00%	-7.3%	12/31/2018	1.24	0	0	0.75%	-7.0%
12/31/2017	1.31	800	1,048	1.25%	2.6%	12/31/2017	1.32	0	0	1.00%	2.8%	12/31/2017	1.34	0	0	0.75%	3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	0	$0	0.50%	38.1%	12/31/2021	$2.01	0	$0	0.25%	38.4%	12/31/2021	$2.05	0	$0	0.00%	38.8%
12/31/2020	1.43	0	0	0.50%	-7.1%	12/31/2020	1.45	0	0	0.25%	-6.9%	12/31/2020	1.48	0	0	0.00%	-6.7%
12/31/2019	1.54	0	0	0.50%	22.4%	12/31/2019	1.56	0	0	0.25%	22.7%	12/31/2019	1.58	0	0	0.00%	23.0%
12/31/2018	1.26	0	0	0.50%	-6.8%	12/31/2018	1.27	0	0	0.25%	-6.6%	12/31/2018	1.29	0	0	0.00%	-6.3%
12/31/2017	1.35	0	0	0.50%	3.3%	12/31/2017	1.36	0	0	0.25%	3.6%	12/31/2017	1.38	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.9%
2019	1.6%
2018	2.3%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Fund M Class - 06-391

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,225	$50,156	2,211
Receivables: investments sold	-
Payables: investments purchased	(2,952)
Net assets	$56,273

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,273	25,446	$2.21
Band 100	-	-	2.27
Band 75	-	-	2.33
Band 50	-	-	2.39
Band 25	-	-	2.46
Band 0	-	-	2.52
Total	$56,273	25,446

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$287
Mortality & expense charges			(603)
Net investment income (loss)			(316)

Gain (loss) on investments:
Net realized gain (loss)			85
Realized gain distributions			2,805
Net change in unrealized appreciation (depreciation)			12,360
Net gain (loss)			15,250

Increase (decrease) in net assets from operations			$14,934

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(316)	$(71)
Net realized gain (loss)		85	(2,009)
Realized gain distributions		2,805	862
Net change in unrealized appreciation (depreciation)		12,360	(2,528)

Increase (decrease) in net assets from operations		14,934	(3,746)

Contract owner transactions:
Proceeds from units sold		6,453	18,505
Cost of units redeemed		(3,653)	(15,713)
Account charges		(96)	(112)
Increase (decrease)		2,704	2,680
Net increase (decrease)		17,638	(1,066)
Net assets, beginning		38,635	39,701
Net assets, ending		$56,273	$38,635

Units sold		3,358	11,408
Units redeemed		(1,755)	(10,044)
Net increase (decrease)		1,603	1,364
Units outstanding, beginning		23,843	22,479
Units outstanding, ending		25,446	23,843

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$866,338
Cost of units redeemed/account charges			(939,856)
Net investment income (loss)			(2,321)
Net realized gain (loss)			57,552
Realized gain distributions			65,491
Net change in unrealized appreciation (depreciation)			9,069
Net assets			$56,273

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.21	25	$56	1.25%	36.5%	12/31/2021	$2.27	0	$0	1.00%	36.8%	12/31/2021	$2.33	0	$0	0.75%	37.2%
12/31/2020	1.62	24	39	1.25%	-8.3%	12/31/2020	1.66	0	0	1.00%	-8.0%	12/31/2020	1.70	0	0	0.75%	-7.8%
12/31/2019	1.77	22	40	1.25%	20.9%	12/31/2019	1.80	0	0	1.00%	21.2%	12/31/2019	1.84	0	0	0.75%	21.5%
12/31/2018	1.46	22	32	1.25%	-8.0%	12/31/2018	1.49	0	0	1.00%	-7.8%	12/31/2018	1.52	0	0	0.75%	-7.6%
12/31/2017	1.59	38	61	1.25%	2.1%	12/31/2017	1.61	0	0	1.00%	2.3%	12/31/2017	1.64	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.39	0	$0	0.50%	37.5%	12/31/2021	$2.46	0	$0	0.25%	37.8%	12/31/2021	$2.52	0	$0	0.00%	38.2%
12/31/2020	1.74	0	0	0.50%	-7.6%	12/31/2020	1.78	0	0	0.25%	-7.3%	12/31/2020	1.83	0	0	0.00%	-7.1%
12/31/2019	1.88	0	0	0.50%	21.8%	12/31/2019	1.92	0	0	0.25%	22.1%	12/31/2019	1.96	0	0	0.00%	22.4%
12/31/2018	1.55	0	0	0.50%	-7.3%	12/31/2018	1.57	0	0	0.25%	-7.1%	12/31/2018	1.60	0	0	0.00%	-6.9%
12/31/2017	1.67	0	0	0.50%	2.8%	12/31/2017	1.69	0	0	0.25%	3.1%	12/31/2017	1.72	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	1.0%
2019	1.7%
2018	1.3%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Fund A Class - 06-392

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.26
Band 100	-	-	2.33
Band 75	-	-	2.39
Band 50	-	-	2.45
Band 25	-	-	2.52
Band 0	-	-	2.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(71)
Net investment income (loss)			(71)

Gain (loss) on investments:
Net realized gain (loss)			(315)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,335
Net gain (loss)			2,020

Increase (decrease) in net assets from operations			$1,949

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(71)	$(45)
Net realized gain (loss)		(315)	1,796
Realized gain distributions		-	1,141
Net change in unrealized appreciation (depreciation)		2,335	(2,687)

Increase (decrease) in net assets from operations		1,949	205

Contract owner transactions:
Proceeds from units sold		1,351	17,303
Cost of units redeemed		(52,493)	(108,142)
Account charges		-	(1)
Increase (decrease)		(51,142)	(90,840)
Net increase (decrease)		(49,193)	(90,635)
Net assets, beginning		49,193	139,828
Net assets, ending		$-	$49,193

Units sold		805	11,599
Units redeemed		(30,519)	(59,537)
Net increase (decrease)		(29,714)	(47,938)
Units outstanding, beginning		29,714	77,652
Units outstanding, ending		-	29,714

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,065,102
Cost of units redeemed/account charges			(6,786,583)
Net investment income (loss)			20,407
Net realized gain (loss)			175,437
Realized gain distributions			525,637
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.26	0	$0	1.25%	36.8%	12/31/2021	$2.33	0	$0	1.00%	37.1%	12/31/2021	$2.39	0	$0	0.75%	37.5%
12/31/2020	1.66	30	49	1.25%	-8.1%	12/31/2020	1.70	0	0	1.00%	-7.8%	12/31/2020	1.74	0	0	0.75%	-7.6%
12/31/2019	1.80	78	140	1.25%	21.2%	12/31/2019	1.84	0	0	1.00%	21.5%	12/31/2019	1.88	0	0	0.75%	21.8%
12/31/2018	1.49	408	607	1.25%	-7.8%	12/31/2018	1.51	0	0	1.00%	-7.6%	12/31/2018	1.54	0	0	0.75%	-7.4%
12/31/2017	1.61	449	724	1.25%	2.3%	12/31/2017	1.64	0	0	1.00%	2.6%	12/31/2017	1.67	0	0	0.75%	2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.45	0	$0	0.50%	37.8%	12/31/2021	$2.52	0	$0	0.25%	38.2%	12/31/2021	$2.58	0	$0	0.00%	38.5%
12/31/2020	1.78	0	0	0.50%	-7.4%	12/31/2020	1.82	0	0	0.25%	-7.1%	12/31/2020	1.86	0	0	0.00%	-6.9%
12/31/2019	1.92	0	0	0.50%	22.1%	12/31/2019	1.96	0	0	0.25%	22.4%	12/31/2019	2.00	0	0	0.00%	22.7%
12/31/2018	1.57	0	0	0.50%	-7.1%	12/31/2018	1.60	0	0	0.25%	-6.9%	12/31/2018	1.63	0	0	0.00%	-6.7%
12/31/2017	1.69	0	0	0.50%	3.1%	12/31/2017	1.72	0	0	0.25%	3.3%	12/31/2017	1.75	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.6%
2019	0.7%
2018	2.1%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Small Cap Fund A Class - 06-393

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,853	$40,964	1,337
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$42,863

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,863	16,499	$2.60
Band 100	-	-	2.67
Band 75	-	-	2.74
Band 50	-	-	2.81
Band 25	-	-	2.89
Band 0	-	-	2.96
Total	$42,863	16,499

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(383)
Net investment income (loss)			(383)

Gain (loss) on investments:
Net realized gain (loss)			45
Realized gain distributions			4,240
Net change in unrealized appreciation (depreciation)			1,889
Net gain (loss)			6,174

Increase (decrease) in net assets from operations			$5,791

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(383)	$(105)
Net realized gain (loss)		45	(988)
Realized gain distributions		4,240	-
Net change in unrealized appreciation (depreciation)		1,889	1,088

Increase (decrease) in net assets from operations		5,791	(5)

Contract owner transactions:
Proceeds from units sold		37,070	78
Cost of units redeemed		-	(11,686)
Account charges		(1)	-
Increase (decrease)		37,069	(11,608)
Net increase (decrease)		42,860	(11,613)
Net assets, beginning		3	11,616
Net assets, ending		$42,863	$3

Units sold		16,498	50
Units redeemed		-	(6,757)
Net increase (decrease)		16,498	(6,707)
Units outstanding, beginning		1	6,708
Units outstanding, ending		16,499	1

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$203,295
Cost of units redeemed/account charges			(188,657)
Net investment income (loss)			(2,599)
Net realized gain (loss)			16,947
Realized gain distributions			11,988
Net change in unrealized appreciation (depreciation)			1,889
Net assets			$42,863

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.60	16	$43	1.25%	29.7%	12/31/2021	$2.67	0	$0	1.00%	30.0%	12/31/2021	$2.74	0	$0	0.75%	30.3%
12/31/2020	2.00	0	0	1.25%	15.7%	12/31/2020	2.05	0	0	1.00%	16.0%	12/31/2020	2.10	0	0	0.75%	16.3%
12/31/2019	1.73	7	12	1.25%	30.7%	12/31/2019	1.77	0	0	1.00%	31.0%	12/31/2019	1.81	0	0	0.75%	31.3%
12/31/2018	1.33	7	9	1.25%	-18.0%	12/31/2018	1.35	0	0	1.00%	-17.8%	12/31/2018	1.38	0	0	0.75%	-17.6%
12/31/2017	1.62	7	11	1.25%	12.4%	12/31/2017	1.64	0	0	1.00%	12.6%	12/31/2017	1.67	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.81	0	$0	0.50%	30.6%	12/31/2021	$2.89	0	$0	0.25%	31.0%	12/31/2021	$2.96	0	$0	0.00%	31.3%
12/31/2020	2.15	0	0	0.50%	16.6%	12/31/2020	2.20	0	0	0.25%	16.9%	12/31/2020	2.26	0	0	0.00%	17.2%
12/31/2019	1.85	0	0	0.50%	31.7%	12/31/2019	1.89	0	0	0.25%	32.0%	12/31/2019	1.93	0	0	0.00%	32.3%
12/31/2018	1.40	0	0	0.50%	-17.4%	12/31/2018	1.43	0	0	0.25%	-17.1%	12/31/2018	1.46	0	0	0.00%	-16.9%
12/31/2017	1.70	0	0	0.50%	13.2%	12/31/2017	1.72	0	0	0.25%	13.5%	12/31/2017	1.75	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Small Cap Fund M Class - 06-275

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,197,915	$2,651,019	111,836
Receivables: investments sold	-
Payables: investments purchased	(7,220)
Net assets	$3,190,695

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,285,646	374,329	$6.11
Band 100	226,261	35,403	6.39
Band 75	-	-	6.69
Band 50	678,788	96,946	7.00
Band 25	-	-	7.33
Band 0	-	-	7.78
Total	$3,190,695	506,678

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(32,492)
Net investment income (loss)			(32,492)

Gain (loss) on investments:
Net realized gain (loss)			121,435
Realized gain distributions			347,102
Net change in unrealized appreciation (depreciation)			316,349
Net gain (loss)			784,886

Increase (decrease) in net assets from operations			$752,394

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(32,492)	$(25,314)
Net realized gain (loss)		121,435	(102,758)
Realized gain distributions		347,102	75,309
Net change in unrealized appreciation (depreciation)		316,349	347,346

Increase (decrease) in net assets from operations		752,394	294,583

Contract owner transactions:
Proceeds from units sold		384,908	260,327
Cost of units redeemed		(553,349)	(866,099)
Account charges		(692)	(909)
Increase (decrease)		(169,133)	(606,681)
Net increase (decrease)		583,261	(312,098)
Net assets, beginning		2,607,434	2,919,532
Net assets, ending		$3,190,695	$2,607,434

Units sold		69,176	67,663
Units redeemed		(99,514)	(228,457)
Net increase (decrease)		(30,338)	(160,794)
Units outstanding, beginning		537,016	697,810
Units outstanding, ending		506,678	537,016

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$32,957,177
Cost of units redeemed/account charges			(37,820,035)
Net investment income (loss)			(952,250)
Net realized gain (loss)			1,377,809
Realized gain distributions			7,081,098
Net change in unrealized appreciation (depreciation)			546,896
Net assets			$3,190,695

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.11	374	$2,286	1.25%	29.3%	12/31/2021	$6.39	35	$226	1.00%	29.7%	12/31/2021	$6.69	0	$0	0.75%	30.0%
12/31/2020	4.72	393	1,857	1.25%	15.5%	12/31/2020	4.93	48	237	1.00%	15.7%	12/31/2020	5.15	0	0	0.75%	16.0%
12/31/2019	4.09	531	2,173	1.25%	30.4%	12/31/2019	4.26	61	258	1.00%	30.7%	12/31/2019	4.44	0	0	0.75%	31.1%
12/31/2018	3.14	644	2,020	1.25%	-18.2%	12/31/2018	3.26	101	331	1.00%	-18.0%	12/31/2018	3.38	0	0	0.75%	-17.8%
12/31/2017	3.83	990	3,791	1.25%	12.1%	12/31/2017	3.97	123	487	1.00%	12.4%	12/31/2017	4.11	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.00	97	$679	0.50%	30.3%	12/31/2021	$7.33	0	$0	0.25%	30.6%	12/31/2021	$7.78	0	$0	0.00%	31.0%
12/31/2020	5.37	96	514	0.50%	16.3%	12/31/2020	5.61	0	0	0.25%	16.6%	12/31/2020	5.94	0	0	0.00%	16.9%
12/31/2019	4.62	106	488	0.50%	31.4%	12/31/2019	4.81	0	0	0.25%	31.7%	12/31/2019	5.08	0	0	0.00%	32.1%
12/31/2018	3.52	117	410	0.50%	-17.6%	12/31/2018	3.65	0	0	0.25%	-17.3%	12/31/2018	3.85	5	20	0.00%	-17.1%
12/31/2017	4.26	121	517	0.50%	12.9%	12/31/2017	4.42	0	0	0.25%	13.2%	12/31/2017	4.64	4	21	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$312,259	$179,380	4,511
Receivables: investments sold	-
Payables: investments purchased	(20)
Net assets	$312,239

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$125,085	38,051	$3.29
Band 100	187,154	55,641	3.36
Band 75	-	-	3.44
Band 50	-	-	3.52
Band 25	-	-	3.60
Band 0	-	-	3.69
Total	$312,239	93,692

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$103
Mortality & expense charges			(3,750)
Net investment income (loss)			(3,647)

Gain (loss) on investments:
Net realized gain (loss)			43,568
Realized gain distributions			2,449
Net change in unrealized appreciation (depreciation)			25,295
Net gain (loss)			71,312

Increase (decrease) in net assets from operations			$67,665

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,647)	$(2,233)
Net realized gain (loss)		43,568	9,127
Realized gain distributions		2,449	14,495
Net change in unrealized appreciation (depreciation)		25,295	39,994

Increase (decrease) in net assets from operations		67,665	61,383

Contract owner transactions:
Proceeds from units sold		4	23
Cost of units redeemed		(100,646)	(49,115)
Account charges		(47)	(50)
Increase (decrease)		(100,689)	(49,142)
Net increase (decrease)		(33,024)	12,241
Net assets, beginning		345,263	333,022
Net assets, ending		$312,239	$345,263

Units sold		1	8
Units redeemed		(31,619)	(23,298)
Net increase (decrease)		(31,618)	(23,290)
Units outstanding, beginning		125,310	148,600
Units outstanding, ending		93,692	125,310

* Date of Fund Inception into Variable Account: 10 /26 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$655,140
Cost of units redeemed/account charges			(689,905)
Net investment income (loss)			(26,222)
Net realized gain (loss)			129,926
Realized gain distributions			110,421
Net change in unrealized appreciation (depreciation)			132,879
Net assets			$312,239

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.29	38	$125	1.25%	21.0%	12/31/2021	$3.36	56	$187	1.00%	21.3%	12/31/2021	$3.44	0	$0	0.75%	21.6%
12/31/2020	2.72	42	113	1.25%	22.7%	12/31/2020	2.77	84	232	1.00%	23.0%	12/31/2020	2.83	0	0	0.75%	23.3%
12/31/2019	2.22	54	120	1.25%	29.9%	12/31/2019	2.26	95	213	1.00%	30.2%	12/31/2019	2.30	0	0	0.75%	30.5%
12/31/2018	1.71	73	124	1.25%	-10.3%	12/31/2018	1.73	100	173	1.00%	-10.0%	12/31/2018	1.76	0	0	0.75%	-9.8%
12/31/2017	1.90	74	140	1.25%	23.0%	12/31/2017	1.93	103	199	1.00%	23.3%	12/31/2017	1.95	0	0	0.75%	23.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.52	0	$0	0.50%	21.9%	12/31/2021	$3.60	0	$0	0.25%	22.2%	12/31/2021	$3.69	0	$0	0.00%	22.5%
12/31/2020	2.89	0	0	0.50%	23.6%	12/31/2020	2.95	0	0	0.25%	23.9%	12/31/2020	3.01	0	0	0.00%	24.2%
12/31/2019	2.34	0	0	0.50%	30.9%	12/31/2019	2.38	0	0	0.25%	31.2%	12/31/2019	2.42	0	0	0.00%	31.5%
12/31/2018	1.79	0	0	0.50%	-9.6%	12/31/2018	1.81	0	0	0.25%	-9.4%	12/31/2018	1.84	0	0	0.00%	-9.1%
12/31/2017	1.98	0	0	0.50%	23.9%	12/31/2017	2.00	0	0	0.25%	24.2%	12/31/2017	2.03	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.3%
2019	0.3%
2018	0.1%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$134,854	$113,398	3,140
Receivables: investments sold	-
Payables: investments purchased	(39)
Net assets	$134,815

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$134,815	27,144	$4.97
Band 100	-	-	5.20
Band 75	-	-	5.44
Band 50	-	-	5.70
Band 25	-	-	5.96
Band 0	-	-	6.30
Total	$134,815	27,144

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$235
Mortality & expense charges			(1,812)
Net investment income (loss)			(1,577)

Gain (loss) on investments:
Net realized gain (loss)			15,457
Realized gain distributions			15,237
Net change in unrealized appreciation (depreciation)			(1,734)
Net gain (loss)			28,960

Increase (decrease) in net assets from operations			$27,383

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,577)	$(714)
Net realized gain (loss)		15,457	(23,253)
Realized gain distributions		15,237	1,665
Net change in unrealized appreciation (depreciation)		(1,734)	7,324

Increase (decrease) in net assets from operations		27,383	(14,978)

Contract owner transactions:
Proceeds from units sold		24,915	87,236
Cost of units redeemed		(50,882)	(104,608)
Account charges		(234)	(211)
Increase (decrease)		(26,201)	(17,583)
Net increase (decrease)		1,182	(32,561)
Net assets, beginning		133,633	166,194
Net assets, ending		$134,815	$133,633

Units sold		5,301	26,278
Units redeemed		(10,739)	(38,718)
Net increase (decrease)		(5,438)	(12,440)
Units outstanding, beginning		32,582	45,022
Units outstanding, ending		27,144	32,582

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,901,497
Cost of units redeemed/account charges			(2,053,345)
Net investment income (loss)			(41,542)
Net realized gain (loss)			91,261
Realized gain distributions			215,488
Net change in unrealized appreciation (depreciation)			21,456
Net assets			$134,815

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.97	27	$135	1.25%	21.1%	12/31/2021	$5.20	0	$0	1.00%	21.4%	12/31/2021	$5.44	0	$0	0.75%	21.7%
12/31/2020	4.10	33	134	1.25%	11.1%	12/31/2020	4.28	0	0	1.00%	11.4%	12/31/2020	4.47	0	0	0.75%	11.7%
12/31/2019	3.69	45	166	1.25%	27.4%	12/31/2019	3.84	0	0	1.00%	27.7%	12/31/2019	4.00	0	0	0.75%	28.0%
12/31/2018	2.90	130	378	1.25%	-10.1%	12/31/2018	3.01	0	0	1.00%	-9.9%	12/31/2018	3.13	0	0	0.75%	-9.6%
12/31/2017	3.22	128	413	1.25%	18.1%	12/31/2017	3.34	0	0	1.00%	18.4%	12/31/2017	3.46	0	0	0.75%	18.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.70	0	$0	0.50%	22.0%	12/31/2021	$5.96	0	$0	0.25%	22.3%	12/31/2021	$6.30	0	$0	0.00%	22.6%
12/31/2020	4.67	0	0	0.50%	11.9%	12/31/2020	4.87	0	0	0.25%	12.2%	12/31/2020	5.14	0	0	0.00%	12.5%
12/31/2019	4.17	0	0	0.50%	28.4%	12/31/2019	4.34	0	0	0.25%	28.7%	12/31/2019	4.57	0	0	0.00%	29.0%
12/31/2018	3.25	0	0	0.50%	-9.4%	12/31/2018	3.38	0	0	0.25%	-9.2%	12/31/2018	3.54	0	0	0.00%	-8.9%
12/31/2017	3.59	0	0	0.50%	19.0%	12/31/2017	3.72	0	0	0.25%	19.3%	12/31/2017	3.89	0	0	0.00%	19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.5%
2019	0.2%
2018	0.4%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.93
Band 100	-	-	1.97
Band 75	-	-	2.01
Band 50	-	-	2.05
Band 25	-	-	2.09
Band 0	-	-	2.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,770
Mortality & expense charges			(2,844)
Net investment income (loss)			3,926

Gain (loss) on investments:
Net realized gain (loss)			276,377
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(130,360)
Net gain (loss)			146,017

Increase (decrease) in net assets from operations			$149,943

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,926	$27,411
Net realized gain (loss)		276,377	2,505
Realized gain distributions		-	49,197
Net change in unrealized appreciation (depreciation)		(130,360)	75,530

Increase (decrease) in net assets from operations		149,943	154,643

Contract owner transactions:
Proceeds from units sold		88,273	130,168
Cost of units redeemed		(1,920,569)	(116,453)
Account charges		-	-
Increase (decrease)		(1,832,296)	13,715
Net increase (decrease)		(1,682,353)	168,358
Net assets, beginning		1,682,353	1,513,995
Net assets, ending		$-	$1,682,353

Units sold		49,403	83,611
Units redeemed		(1,017,324)	(74,926)
Net increase (decrease)		(967,921)	8,685
Units outstanding, beginning		967,921	959,236
Units outstanding, ending		-	967,921

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,678,913
Cost of units redeemed/account charges			(4,309,318)
Net investment income (loss)			104,747
Net realized gain (loss)			278,819
Realized gain distributions			246,839
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	0	$0	1.25%	17.0%	12/31/2021	$1.97	0	$0	1.00%	17.2%	12/31/2021	$2.01	0	$0	0.75%	17.5%
12/31/2020	1.65	0	0	1.25%	9.3%	12/31/2020	1.68	0	0	1.00%	9.6%	12/31/2020	1.71	0	0	0.75%	9.8%
12/31/2019	1.51	0	0	1.25%	20.3%	12/31/2019	1.53	0	0	1.00%	20.6%	12/31/2019	1.55	0	0	0.75%	20.9%
12/31/2018	1.25	0	0	1.25%	-6.2%	12/31/2018	1.27	0	0	1.00%	-6.0%	12/31/2018	1.29	0	0	0.75%	-5.8%
12/31/2017	1.34	24	32	1.25%	10.3%	12/31/2017	1.35	0	0	1.00%	10.6%	12/31/2017	1.36	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.05	0	$0	0.50%	17.8%	12/31/2021	$2.09	0	$0	0.25%	18.1%	12/31/2021	$2.13	0	$0	0.00%	18.4%
12/31/2020	1.74	968	1,682	0.50%	10.1%	12/31/2020	1.77	0	0	0.25%	10.4%	12/31/2020	1.80	0	0	0.00%	10.7%
12/31/2019	1.58	959	1,514	0.50%	21.3%	12/31/2019	1.60	0	0	0.25%	21.6%	12/31/2019	1.63	0	0	0.00%	21.9%
12/31/2018	1.30	975	1,269	0.50%	-5.5%	12/31/2018	1.32	0	0	0.25%	-5.3%	12/31/2018	1.34	0	0	0.00%	-5.0%
12/31/2017	1.38	967	1,332	0.50%	11.1%	12/31/2017	1.39	0	0	0.25%	11.4%	12/31/2017	1.41	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	2.2%
2019	1.7%
2018	2.5%
2017	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Strategic Income Fund A Class - 06-110

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$483,406	$470,345	40,398
Receivables: investments sold	21,974
Payables: investments purchased	-
Net assets	$505,380

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$505,380	357,958	$1.41
Band 100	-	-	1.45
Band 75	-	-	1.49
Band 50	-	-	1.54
Band 25	-	-	1.58
Band 0	-	-	1.62
Total	$505,380	357,958

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,804
Mortality & expense charges			(5,602)
Net investment income (loss)			5,202

Gain (loss) on investments:
Net realized gain (loss)			550
Realized gain distributions			8,852
Net change in unrealized appreciation (depreciation)			(4,607)
Net gain (loss)			4,795

Increase (decrease) in net assets from operations			$9,997

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,202	$7,560
Net realized gain (loss)		550	6,854
Realized gain distributions		8,852	4,464
Net change in unrealized appreciation (depreciation)		(4,607)	10,318

Increase (decrease) in net assets from operations		9,997	29,196

Contract owner transactions:
Proceeds from units sold		104,320	274,232
Cost of units redeemed		(7,264)	(362,276)
Account charges		(100)	(281)
Increase (decrease)		96,956	(88,325)
Net increase (decrease)		106,953	(59,129)
Net assets, beginning		398,427	457,556
Net assets, ending		$505,380	$398,427

Units sold		74,587	213,781
Units redeemed		(5,290)	(276,107)
Net increase (decrease)		69,297	(62,326)
Units outstanding, beginning		288,661	350,987
Units outstanding, ending		357,958	288,661

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,186,871
Cost of units redeemed/account charges			(779,964)
Net investment income (loss)			50,409
Net realized gain (loss)			8,629
Realized gain distributions			26,374
Net change in unrealized appreciation (depreciation)			13,061
Net assets			$505,380

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	358	$505	1.25%	2.3%	12/31/2021	$1.45	0	$0	1.00%	2.5%	12/31/2021	$1.49	0	$0	0.75%	2.8%
12/31/2020	1.38	289	398	1.25%	5.9%	12/31/2020	1.42	0	0	1.00%	6.1%	12/31/2020	1.45	0	0	0.75%	6.4%
12/31/2019	1.30	351	458	1.25%	9.4%	12/31/2019	1.33	0	0	1.00%	9.6%	12/31/2019	1.36	0	0	0.75%	9.9%
12/31/2018	1.19	304	362	1.25%	-4.2%	12/31/2018	1.22	0	0	1.00%	-3.9%	12/31/2018	1.24	0	0	0.75%	-3.7%
12/31/2017	1.24	296	368	1.25%	6.4%	12/31/2017	1.27	0	0	1.00%	6.7%	12/31/2017	1.29	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	3.1%	12/31/2021	$1.58	0	$0	0.25%	3.3%	12/31/2021	$1.62	0	$0	0.00%	3.6%
12/31/2020	1.49	0	0	0.50%	6.7%	12/31/2020	1.53	0	0	0.25%	6.9%	12/31/2020	1.57	0	0	0.00%	7.2%
12/31/2019	1.40	0	0	0.50%	10.2%	12/31/2019	1.43	0	0	0.25%	10.5%	12/31/2019	1.46	0	0	0.00%	10.7%
12/31/2018	1.27	0	0	0.50%	-3.4%	12/31/2018	1.29	0	0	0.25%	-3.2%	12/31/2018	1.32	0	0	0.00%	-3.0%
12/31/2017	1.31	0	0	0.50%	7.2%	12/31/2017	1.34	0	0	0.25%	7.5%	12/31/2017	1.36	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	3.1%
2019	3.1%
2018	3.1%
2017	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Total Bond Fund I Class - 06-027

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,295,190	$9,343,763	847,788
Receivables: investments sold	64,400
Payables: investments purchased	-
Net assets	$9,359,590

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,237,880	7,435,284	$1.24
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.32
Band 25	-	-	1.35
Band 0	121,710	88,519	1.37
Total	$9,359,590	7,523,803

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$156,699
Mortality & expense charges			(89,402)
Net investment income (loss)			67,297

Gain (loss) on investments:
Net realized gain (loss)			103,224
Realized gain distributions			4,214
Net change in unrealized appreciation (depreciation)			(286,243)
Net gain (loss)			(178,805)

Increase (decrease) in net assets from operations			$(111,508)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$67,297	$69,331
Net realized gain (loss)		103,224	172,800
Realized gain distributions		4,214	140,826
Net change in unrealized appreciation (depreciation)		(286,243)	44,655

Increase (decrease) in net assets from operations		(111,508)	427,612

Contract owner transactions:
Proceeds from units sold		7,451,722	3,155,283
Cost of units redeemed		(3,382,242)	(3,869,773)
Account charges		(6,362)	(4,297)
Increase (decrease)		4,063,118	(718,787)
Net increase (decrease)		3,951,610	(291,175)
Net assets, beginning		5,407,980	5,699,155
Net assets, ending		$9,359,590	$5,407,980

Units sold		5,963,184	2,675,820
Units redeemed		(2,723,966)	(3,208,771)
Net increase (decrease)		3,239,218	(532,951)
Units outstanding, beginning		4,284,585	4,817,536
Units outstanding, ending		7,523,803	4,284,585

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$26,285,921
Cost of units redeemed/account charges			(17,942,364)
Net investment income (loss)			586,483
Net realized gain (loss)			275,672
Realized gain distributions			202,451
Net change in unrealized appreciation (depreciation)			(48,573)
Net assets			$9,359,590

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	7,435	$9,238	1.25%	-1.4%	12/31/2021	$1.27	0	$0	1.00%	-1.1%	12/31/2021	$1.29	0	$0	0.75%	-0.9%
12/31/2020	1.26	4,203	5,296	1.25%	8.0%	12/31/2020	1.28	0	0	1.00%	8.2%	12/31/2020	1.31	0	0	0.75%	8.5%
12/31/2019	1.17	3,989	4,656	1.25%	8.5%	12/31/2019	1.19	0	0	1.00%	8.7%	12/31/2019	1.20	0	0	0.75%	9.0%
12/31/2018	1.08	3,309	3,560	1.25%	-2.1%	12/31/2018	1.09	0	0	1.00%	-1.8%	12/31/2018	1.10	0	0	0.75%	-1.6%
12/31/2017	1.10	3,224	3,542	1.25%	2.9%	12/31/2017	1.11	0	0	1.00%	3.2%	12/31/2017	1.12	0	0	0.75%	3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	0.50%	-0.6%	12/31/2021	$1.35	0	$0	0.25%	-0.4%	12/31/2021	$1.37	89	$122	0.00%	-0.2%
12/31/2020	1.33	0	0	0.50%	8.8%	12/31/2020	1.35	0	0	0.25%	9.0%	12/31/2020	1.38	81	112	0.00%	9.3%
12/31/2019	1.22	0	0	0.50%	9.3%	12/31/2019	1.24	0	0	0.25%	9.6%	12/31/2019	1.26	828	1,044	0.00%	9.8%
12/31/2018	1.12	0	0	0.50%	-1.3%	12/31/2018	1.13	0	0	0.25%	-1.1%	12/31/2018	1.15	889	1,020	0.00%	-0.8%
12/31/2017	1.13	0	0	0.50%	3.7%	12/31/2017	1.14	0	0	0.25%	4.0%	12/31/2017	1.16	1,021	1,181	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	2.4%
2019	3.2%
2018	3.1%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Total Bond Fund M Class - 06-044

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$769,365	$772,126	70,055
Receivables: investments sold	4,746
Payables: investments purchased	-
Net assets	$774,111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$774,111	635,788	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.35
Total	$774,111	635,788

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$12,384
Mortality & expense charges			(8,123)
Net investment income (loss)			4,261

Gain (loss) on investments:
Net realized gain (loss)			(11,462)
Realized gain distributions			345
Net change in unrealized appreciation (depreciation)			(3,014)
Net gain (loss)			(14,131)

Increase (decrease) in net assets from operations			$(9,870)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,261	$4,442
Net realized gain (loss)		(11,462)	22,711
Realized gain distributions		345	14,529
Net change in unrealized appreciation (depreciation)		(3,014)	(8,839)

Increase (decrease) in net assets from operations		(9,870)	32,843

Contract owner transactions:
Proceeds from units sold		1,369,267	537,173
Cost of units redeemed		(924,777)	(496,876)
Account charges		(359)	(170)
Increase (decrease)		444,131	40,127
Net increase (decrease)		434,261	72,970
Net assets, beginning		339,850	266,880
Net assets, ending		$774,111	$339,850

Units sold		1,119,972	448,183
Units redeemed		(758,991)	(405,775)
Net increase (decrease)		360,981	42,408
Units outstanding, beginning		274,807	232,399
Units outstanding, ending		635,788	274,807

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,238,693
Cost of units redeemed/account charges			(3,526,750)
Net investment income (loss)			47,821
Net realized gain (loss)			(6,053)
Realized gain distributions			23,161
Net change in unrealized appreciation (depreciation)			(2,761)
Net assets			$774,111

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	636	$774	1.25%	-1.5%	12/31/2021	$1.24	0	$0	1.00%	-1.3%	12/31/2021	$1.27	0	$0	0.75%	-1.1%
12/31/2020	1.24	275	340	1.25%	7.7%	12/31/2020	1.26	0	0	1.00%	8.0%	12/31/2020	1.28	0	0	0.75%	8.2%
12/31/2019	1.15	232	267	1.25%	8.1%	12/31/2019	1.17	0	0	1.00%	8.4%	12/31/2019	1.18	0	0	0.75%	8.6%
12/31/2018	1.06	246	262	1.25%	-2.2%	12/31/2018	1.08	0	0	1.00%	-2.0%	12/31/2018	1.09	0	0	0.75%	-1.7%
12/31/2017	1.09	399	433	1.25%	2.7%	12/31/2017	1.10	0	0	1.00%	2.9%	12/31/2017	1.11	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	-0.8%	12/31/2021	$1.32	0	$0	0.25%	-0.6%	12/31/2021	$1.35	0	$0	0.00%	-0.3%
12/31/2020	1.30	0	0	0.50%	8.5%	12/31/2020	1.33	0	0	0.25%	8.8%	12/31/2020	1.35	0	0	0.00%	9.0%
12/31/2019	1.20	0	0	0.50%	8.9%	12/31/2019	1.22	0	0	0.25%	9.2%	12/31/2019	1.24	0	0	0.00%	9.5%
12/31/2018	1.10	0	0	0.50%	-1.5%	12/31/2018	1.12	0	0	0.25%	-1.2%	12/31/2018	1.13	0	0	0.00%	-1.0%
12/31/2017	1.12	0	0	0.50%	3.4%	12/31/2017	1.13	0	0	0.25%	3.7%	12/31/2017	1.14	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	3.4%
2019	2.7%
2018	2.9%
2017	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Value Fund M Class - 06-323

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$(263)	$-	-
Receivables: investments sold	263
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.46
Band 100	-	-	2.54
Band 75	-	-	2.63
Band 50	-	-	2.73
Band 25	-	-	2.83
Band 0	-	-	2.93
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$264
Mortality & expense charges			-
Net investment income (loss)			264

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(263)
Net gain (loss)			(263)

Increase (decrease) in net assets from operations			$1

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$264	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(263)	-

Increase (decrease) in net assets from operations		1	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(1)	-
Account charges		-	-
Increase (decrease)		(1)	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			(1)
Net investment income (loss)			264
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(263)
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.46	0	$0	1.25%	32.8%	12/31/2021	$2.54	0	$0	1.00%	33.1%	12/31/2021	$2.63	0	$0	0.75%	33.4%
12/31/2020	1.85	0	0	1.25%	7.8%	12/31/2020	1.91	0	0	1.00%	8.1%	12/31/2020	1.97	0	0	0.75%	8.4%
12/31/2019	1.71	0	0	1.25%	29.3%	12/31/2019	1.77	0	0	1.00%	29.7%	12/31/2019	1.82	0	0	0.75%	30.0%
12/31/2018	1.33	0	0	1.25%	-19.0%	12/31/2018	1.36	0	0	1.00%	-18.8%	12/31/2018	1.40	0	0	0.75%	-18.6%
12/31/2017	1.64	0	0	1.25%	13.3%	12/31/2017	1.68	0	0	1.00%	13.5%	12/31/2017	1.72	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.73	0	$0	0.50%	33.8%	12/31/2021	$2.83	0	$0	0.25%	34.1%	12/31/2021	$2.93	0	$0	0.00%	34.4%
12/31/2020	2.04	0	0	0.50%	8.6%	12/31/2020	2.11	0	0	0.25%	8.9%	12/31/2020	2.18	0	0	0.00%	9.2%
12/31/2019	1.88	0	0	0.50%	30.3%	12/31/2019	1.94	0	0	0.25%	30.6%	12/31/2019	2.00	0	0	0.00%	31.0%
12/31/2018	1.44	0	0	0.50%	-18.4%	12/31/2018	1.48	0	0	0.25%	-18.2%	12/31/2018	1.52	0	0	0.00%	-18.0%
12/31/2017	1.77	0	0	0.50%	14.1%	12/31/2017	1.81	0	0	0.25%	14.4%	12/31/2017	1.86	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Value Fund A Class - 06-322

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,530	$37,041	1,463
Receivables: investments sold	-
Payables: investments purchased	(259)
Net assets	$48,271

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,271	18,949	$2.55
Band 100	-	-	2.64
Band 75	-	-	2.73
Band 50	-	-	2.83
Band 25	-	-	2.93
Band 0	-	-	3.04
Total	$48,271	18,949

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$335
Mortality & expense charges			(643)
Net investment income (loss)			(308)

Gain (loss) on investments:
Net realized gain (loss)			7,612
Realized gain distributions			1,716
Net change in unrealized appreciation (depreciation)			8,246
Net gain (loss)			17,574

Increase (decrease) in net assets from operations			$17,266

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(308)	$(566)
Net realized gain (loss)		7,612	(98)
Realized gain distributions		1,716	-
Net change in unrealized appreciation (depreciation)		8,246	5,951

Increase (decrease) in net assets from operations		17,266	5,287

Contract owner transactions:
Proceeds from units sold		4,291	3,738
Cost of units redeemed		(33,100)	-
Account charges		(4)	-
Increase (decrease)		(28,813)	3,738
Net increase (decrease)		(11,547)	9,025
Net assets, beginning		59,818	50,793
Net assets, ending		$48,271	$59,818

Units sold		1,829	2,554
Units redeemed		(14,133)	-
Net increase (decrease)		(12,304)	2,554
Units outstanding, beginning		31,253	28,699
Units outstanding, ending		18,949	31,253

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$68,334
Cost of units redeemed/account charges			(46,202)
Net investment income (loss)			(1,650)
Net realized gain (loss)			8,874
Realized gain distributions			7,426
Net change in unrealized appreciation (depreciation)			11,489
Net assets			$48,271

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.55	19	$48	1.25%	33.1%	12/31/2021	$2.64	0	$0	1.00%	33.4%	12/31/2021	$2.73	0	$0	0.75%	33.8%
12/31/2020	1.91	31	60	1.25%	8.1%	12/31/2020	1.98	0	0	1.00%	8.4%	12/31/2020	2.04	0	0	0.75%	8.7%
12/31/2019	1.77	29	51	1.25%	29.7%	12/31/2019	1.82	0	0	1.00%	30.0%	12/31/2019	1.88	0	0	0.75%	30.4%
12/31/2018	1.36	27	36	1.25%	-18.8%	12/31/2018	1.40	0	0	1.00%	-18.6%	12/31/2018	1.44	0	0	0.75%	-18.4%
12/31/2017	1.68	1	2	1.25%	13.6%	12/31/2017	1.72	0	0	1.00%	13.9%	12/31/2017	1.77	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.83	0	$0	0.50%	34.1%	12/31/2021	$2.93	0	$0	0.25%	34.4%	12/31/2021	$3.04	0	$0	0.00%	34.8%
12/31/2020	2.11	0	0	0.50%	9.0%	12/31/2020	2.18	0	0	0.25%	9.2%	12/31/2020	2.26	0	0	0.00%	9.5%
12/31/2019	1.94	0	0	0.50%	30.7%	12/31/2019	2.00	0	0	0.25%	31.0%	12/31/2019	2.06	0	0	0.00%	31.3%
12/31/2018	1.48	0	0	0.50%	-18.2%	12/31/2018	1.53	0	0	0.25%	-18.0%	12/31/2018	1.57	0	0	0.00%	-17.8%
12/31/2017	1.81	0	0	0.50%	14.4%	12/31/2017	1.86	0	0	0.25%	14.7%	12/31/2017	1.91	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.0%
2019	0.7%
2018	1.1%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 06-230

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,106,772	$14,956,428	988,019
Receivables: investments sold	3,631
Payables: investments purchased	-
Net assets	$18,110,403

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,110,403	3,700,906	$4.89
Band 100	-	-	5.12
Band 75	-	-	5.36
Band 50	-	-	5.61
Band 25	-	-	5.87
Band 0	-	-	7.00
Total	$18,110,403	3,700,906

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$288,200
Mortality & expense charges			(226,086)
Net investment income (loss)			62,114

Gain (loss) on investments:
Net realized gain (loss)			373,658
Realized gain distributions			98,558
Net change in unrealized appreciation (depreciation)			956,891
Net gain (loss)			1,429,107

Increase (decrease) in net assets from operations			$1,491,221

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$62,114	$41,201
Net realized gain (loss)		373,658	59,238
Realized gain distributions		98,558	215,945
Net change in unrealized appreciation (depreciation)		956,891	1,818,751

Increase (decrease) in net assets from operations		1,491,221	2,135,135

Contract owner transactions:
Proceeds from units sold		1,211,909	783,883
Cost of units redeemed		(2,375,356)	(2,808,430)
Account charges		(5,978)	(5,505)
Increase (decrease)		(1,169,425)	(2,030,052)
Net increase (decrease)		321,796	105,083
Net assets, beginning		17,788,607	17,683,524
Net assets, ending		$18,110,403	$17,788,607

Units sold		258,103	240,514
Units redeemed		(503,301)	(744,573)
Net increase (decrease)		(245,198)	(504,059)
Units outstanding, beginning		3,946,104	4,450,163
Units outstanding, ending		3,700,906	3,946,104

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$252,674,923
Cost of units redeemed/account charges			(293,497,644)
Net investment income (loss)			40,484,703
Net realized gain (loss)			(3,079,522)
Realized gain distributions			18,377,599
Net change in unrealized appreciation (depreciation)			3,150,344
Net assets			$18,110,403

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.89	3,701	$18,110	1.25%	8.6%	12/31/2021	$5.12	0	$0	1.00%	8.8%	12/31/2021	$5.36	0	$0	0.75%	9.1%
12/31/2020	4.51	3,946	17,789	1.25%	13.4%	12/31/2020	4.71	0	0	1.00%	13.7%	12/31/2020	4.91	0	0	0.75%	14.0%
12/31/2019	3.97	4,450	17,684	1.25%	16.8%	12/31/2019	4.14	0	0	1.00%	17.1%	12/31/2019	4.31	0	0	0.75%	17.4%
12/31/2018	3.40	5,191	17,662	1.25%	-6.5%	12/31/2018	3.53	0	0	1.00%	-6.3%	12/31/2018	3.67	0	0	0.75%	-6.1%
12/31/2017	3.64	6,049	22,021	1.25%	12.7%	12/31/2017	3.77	0	0	1.00%	13.0%	12/31/2017	3.91	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.61	0	$0	0.50%	9.4%	12/31/2021	$5.87	0	$0	0.25%	9.6%	12/31/2021	$7.00	0	$0	0.00%	9.9%
12/31/2020	5.13	0	0	0.50%	14.3%	12/31/2020	5.36	0	0	0.25%	14.6%	12/31/2020	6.37	0	0	0.00%	14.9%
12/31/2019	4.49	0	0	0.50%	17.7%	12/31/2019	4.67	0	0	0.25%	18.0%	12/31/2019	5.55	0	0	0.00%	18.2%
12/31/2018	3.82	0	0	0.50%	-5.8%	12/31/2018	3.96	0	0	0.25%	-5.6%	12/31/2018	4.69	0	0	0.00%	-5.3%
12/31/2017	4.05	0	0	0.50%	13.5%	12/31/2017	4.20	0	0	0.25%	13.8%	12/31/2017	4.96	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.4%
2019	1.7%
2018	1.6%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 06-245

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$108,546,897	$68,976,055	1,996,660
Receivables: investments sold	-
Payables: investments purchased	(28,400)
Net assets	$108,518,497

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$108,518,497	6,937,291	$15.64
Band 100	-	-	16.37
Band 75	-	-	17.14
Band 50	-	-	17.94
Band 25	-	-	18.77
Band 0	-	-	21.85
Total	$108,518,497	6,937,291

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$62,929
Mortality & expense charges			(1,258,148)
Net investment income (loss)			(1,195,219)

Gain (loss) on investments:
Net realized gain (loss)			5,825,582
Realized gain distributions			12,543,821
Net change in unrealized appreciation (depreciation)			6,309,377
Net gain (loss)			24,678,780

Increase (decrease) in net assets from operations			$23,483,561

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,195,219)	$(845,906)
Net realized gain (loss)		5,825,582	3,648,606
Realized gain distributions		12,543,821	434,285
Net change in unrealized appreciation (depreciation)		6,309,377	18,735,429

Increase (decrease) in net assets from operations		23,483,561	21,972,414

Contract owner transactions:
Proceeds from units sold		7,252,704	7,314,534
Cost of units redeemed		(16,602,934)	(17,887,860)
Account charges		(17,438)	(20,663)
Increase (decrease)		(9,367,668)	(10,593,989)
Net increase (decrease)		14,115,893	11,378,425
Net assets, beginning		94,402,604	83,024,179
Net assets, ending		$108,518,497	$94,402,604

Units sold		558,852	734,635
Units redeemed		(1,240,480)	(1,755,838)
Net increase (decrease)		(681,628)	(1,021,203)
Units outstanding, beginning		7,618,919	8,640,122
Units outstanding, ending		6,937,291	7,618,919

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$436,055,144
Cost of units redeemed/account charges			(538,239,034)
Net investment income (loss)			804,415
Net realized gain (loss)			56,631,198
Realized gain distributions			113,695,932
Net change in unrealized appreciation (depreciation)			39,570,842
Net assets			$108,518,497

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$15.64	6,937	$108,518	1.25%	26.2%	12/31/2021	$16.37	0	$0	1.00%	26.6%	12/31/2021	$17.14	0	$0	0.75%	26.9%
12/31/2020	12.39	7,619	94,403	1.25%	28.9%	12/31/2020	12.94	0	0	1.00%	29.3%	12/31/2020	13.51	0	0	0.75%	29.6%
12/31/2019	9.61	8,640	83,024	1.25%	29.9%	12/31/2019	10.01	0	0	1.00%	30.3%	12/31/2019	10.42	0	0	0.75%	30.6%
12/31/2018	7.39	10,033	74,194	1.25%	-7.5%	12/31/2018	7.68	0	0	1.00%	-7.3%	12/31/2018	7.98	0	0	0.75%	-7.1%
12/31/2017	8.00	13,466	107,709	1.25%	20.4%	12/31/2017	8.29	0	0	1.00%	20.7%	12/31/2017	8.59	0	0	0.75%	21.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.94	0	$0	0.50%	27.2%	12/31/2021	$18.77	0	$0	0.25%	27.5%	12/31/2021	$21.85	0	$0	0.00%	27.8%
12/31/2020	14.10	0	0	0.50%	29.9%	12/31/2020	14.72	0	0	0.25%	30.2%	12/31/2020	17.10	0	0	0.00%	30.6%
12/31/2019	10.85	0	0	0.50%	30.9%	12/31/2019	11.30	0	0	0.25%	31.2%	12/31/2019	13.09	0	0	0.00%	31.6%
12/31/2018	8.29	0	0	0.50%	-6.8%	12/31/2018	8.61	0	0	0.25%	-6.6%	12/31/2018	9.95	0	0	0.00%	-6.4%
12/31/2017	8.90	0	0	0.50%	21.3%	12/31/2017	9.22	0	0	0.25%	21.6%	12/31/2017	10.63	447	4,751	0.00%	21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.2%
2019	0.5%
2018	0.7%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 06-205

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,572,013	$9,911,646	442,819
Receivables: investments sold	7,722
Payables: investments purchased	-
Net assets	$11,579,735

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,579,735	1,659,501	$6.98
Band 100	-	-	7.30
Band 75	-	-	7.64
Band 50	-	-	8.00
Band 25	-	-	8.38
Band 0	-	-	9.75
Total	$11,579,735	1,659,501

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$209,958
Mortality & expense charges			(143,457)
Net investment income (loss)			66,501

Gain (loss) on investments:
Net realized gain (loss)			325,040
Realized gain distributions			1,234,128
Net change in unrealized appreciation (depreciation)			752,389
Net gain (loss)			2,311,557

Increase (decrease) in net assets from operations			$2,378,058

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$66,501	$53,765
Net realized gain (loss)		325,040	75,936
Realized gain distributions		1,234,128	440,283
Net change in unrealized appreciation (depreciation)		752,389	(63,020)

Increase (decrease) in net assets from operations		2,378,058	506,964

Contract owner transactions:
Proceeds from units sold		431,973	318,101
Cost of units redeemed		(1,770,283)	(1,981,488)
Account charges		(1,781)	(2,033)
Increase (decrease)		(1,340,091)	(1,665,420)
Net increase (decrease)		1,037,967	(1,158,456)
Net assets, beginning		10,541,768	11,700,224
Net assets, ending		$11,579,735	$10,541,768

Units sold		77,004	73,216
Units redeemed		(280,900)	(389,021)
Net increase (decrease)		(203,896)	(315,805)
Units outstanding, beginning		1,863,397	2,179,202
Units outstanding, ending		1,659,501	1,863,397

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$89,899,883
Cost of units redeemed/account charges			(100,287,982)
Net investment income (loss)			7,496,358
Net realized gain (loss)			(1,873,163)
Realized gain distributions			14,684,272
Net change in unrealized appreciation (depreciation)			1,660,367
Net assets			$11,579,735

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.98	1,660	$11,580	1.25%	23.3%	12/31/2021	$7.30	0	$0	1.00%	23.7%	12/31/2021	$7.64	0	$0	0.75%	24.0%
12/31/2020	5.66	1,863	10,542	1.25%	5.4%	12/31/2020	5.91	0	0	1.00%	5.6%	12/31/2020	6.17	0	0	0.75%	5.9%
12/31/2019	5.37	2,179	11,700	1.25%	25.9%	12/31/2019	5.59	0	0	1.00%	26.2%	12/31/2019	5.82	0	0	0.75%	26.5%
12/31/2018	4.27	2,408	10,272	1.25%	-9.4%	12/31/2018	4.43	0	0	1.00%	-9.2%	12/31/2018	4.60	0	0	0.75%	-9.0%
12/31/2017	4.71	2,718	12,802	1.25%	11.5%	12/31/2017	4.88	0	0	1.00%	11.8%	12/31/2017	5.06	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.00	0	$0	0.50%	24.3%	12/31/2021	$8.38	0	$0	0.25%	24.6%	12/31/2021	$9.75	0	$0	0.00%	24.9%
12/31/2020	6.44	0	0	0.50%	6.2%	12/31/2020	6.72	0	0	0.25%	6.4%	12/31/2020	7.81	0	0	0.00%	6.7%
12/31/2019	6.07	0	0	0.50%	26.8%	12/31/2019	6.32	0	0	0.25%	27.1%	12/31/2019	7.32	0	0	0.00%	27.4%
12/31/2018	4.78	0	0	0.50%	-8.8%	12/31/2018	4.97	0	0	0.25%	-8.5%	12/31/2018	5.74	0	0	0.00%	-8.3%
12/31/2017	5.24	0	0	0.50%	12.3%	12/31/2017	5.43	0	0	0.25%	12.6%	12/31/2017	6.26	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.6%
2019	2.0%
2018	2.3%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Growth Portfolio Initial Class - 06-210

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,034,260	$45,585,629	732,576
Receivables: investments sold	3,518
Payables: investments purchased	-
Net assets	$75,037,778

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,037,778	4,939,092	$15.19
Band 100	-	-	15.90
Band 75	-	-	16.64
Band 50	-	-	17.42
Band 25	-	-	18.23
Band 0	-	-	21.74
Total	$75,037,778	4,939,092

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(895,666)
Net investment income (loss)			(895,666)

Gain (loss) on investments:
Net realized gain (loss)			3,547,137
Realized gain distributions			14,757,122
Net change in unrealized appreciation (depreciation)			(3,494,928)
Net gain (loss)			14,809,331

Increase (decrease) in net assets from operations			$13,913,665

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(895,666)	$(661,651)
Net realized gain (loss)		3,547,137	5,121,127
Realized gain distributions		14,757,122	5,323,366
Net change in unrealized appreciation (depreciation)		(3,494,928)	10,764,472

Increase (decrease) in net assets from operations		13,913,665	20,547,314

Contract owner transactions:
Proceeds from units sold		3,244,718	3,235,774
Cost of units redeemed		(8,554,323)	(15,093,983)
Account charges		(11,587)	(11,053)
Increase (decrease)		(5,321,192)	(11,869,262)
Net increase (decrease)		8,592,473	8,678,052
Net assets, beginning		66,445,305	57,767,253
Net assets, ending		$75,037,778	$66,445,305

Units sold		241,233	360,519
Units redeemed		(624,047)	(1,613,674)
Net increase (decrease)		(382,814)	(1,253,155)
Units outstanding, beginning		5,321,906	6,575,061
Units outstanding, ending		4,939,092	5,321,906

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$505,002,838
Cost of units redeemed/account charges			(545,408,087)
Net investment income (loss)			18,812,216
Net realized gain (loss)			16,858,068
Realized gain distributions			50,324,112
Net change in unrealized appreciation (depreciation)			29,448,631
Net assets			$75,037,778

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$15.19	4,939	$75,038	1.25%	21.7%	12/31/2021	$15.90	0	$0	1.00%	22.0%	12/31/2021	$16.64	0	$0	0.75%	22.3%
12/31/2020	12.49	5,322	66,445	1.25%	42.1%	12/31/2020	13.04	0	0	1.00%	42.5%	12/31/2020	13.61	0	0	0.75%	42.8%
12/31/2019	8.79	6,575	57,767	1.25%	32.6%	12/31/2019	9.15	0	0	1.00%	33.0%	12/31/2019	9.53	0	0	0.75%	33.3%
12/31/2018	6.62	7,061	46,770	1.25%	-1.4%	12/31/2018	6.88	0	0	1.00%	-1.2%	12/31/2018	7.15	0	0	0.75%	-0.9%
12/31/2017	6.72	7,042	47,311	1.25%	33.5%	12/31/2017	6.96	0	0	1.00%	33.8%	12/31/2017	7.21	0	0	0.75%	34.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.42	0	$0	0.50%	22.6%	12/31/2021	$18.23	0	$0	0.25%	22.9%	12/31/2021	$21.74	0	$0	0.00%	23.2%
12/31/2020	14.21	0	0	0.50%	43.2%	12/31/2020	14.84	0	0	0.25%	43.5%	12/31/2020	17.64	0	0	0.00%	43.9%
12/31/2019	9.92	0	0	0.50%	33.6%	12/31/2019	10.34	0	0	0.25%	34.0%	12/31/2019	12.26	0	0	0.00%	34.3%
12/31/2018	7.43	0	0	0.50%	-0.7%	12/31/2018	7.71	0	0	0.25%	-0.4%	12/31/2018	9.13	0	0	0.00%	-0.2%
12/31/2017	7.48	0	0	0.50%	34.5%	12/31/2017	7.75	0	0	0.25%	34.8%	12/31/2017	9.15	0	0	0.00%	35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.1%
2019	0.3%
2018	0.3%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP High Income Portfolio Initial Class - 06-215

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,044,615	$4,115,227	772,768
Receivables: investments sold	12,422
Payables: investments purchased	-
Net assets	$4,057,037

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,057,037	1,229,991	$3.30
Band 100	-	-	3.45
Band 75	-	-	3.61
Band 50	-	-	3.78
Band 25	-	-	3.96
Band 0	-	-	4.72
Total	$4,057,037	1,229,991

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$217,048
Mortality & expense charges			(51,188)
Net investment income (loss)			165,860

Gain (loss) on investments:
Net realized gain (loss)			3,642
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(43,358)
Net gain (loss)			(39,716)

Increase (decrease) in net assets from operations			$126,144

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$165,860	$153,226
Net realized gain (loss)		3,642	(47,473)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(43,358)	(42,795)

Increase (decrease) in net assets from operations		126,144	62,958

Contract owner transactions:
Proceeds from units sold		437,841	776,974
Cost of units redeemed		(621,502)	(959,181)
Account charges		(1,600)	(1,612)
Increase (decrease)		(185,261)	(183,819)
Net increase (decrease)		(59,117)	(120,861)
Net assets, beginning		4,116,154	4,237,015
Net assets, ending		$4,057,037	$4,116,154

Units sold		138,384	267,339
Units redeemed		(195,175)	(324,589)
Net increase (decrease)		(56,791)	(57,250)
Units outstanding, beginning		1,286,782	1,344,032
Units outstanding, ending		1,229,991	1,286,782

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$120,201,561
Cost of units redeemed/account charges			(128,169,820)
Net investment income (loss)			22,904,805
Net realized gain (loss)			(10,808,897)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(70,612)
Net assets			$4,057,037

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.30	1,230	$4,057	1.25%	3.1%	12/31/2021	$3.45	0	$0	1.00%	3.4%	12/31/2021	$3.61	0	$0	0.75%	3.6%
12/31/2020	3.20	1,287	4,116	1.25%	1.5%	12/31/2020	3.34	0	0	1.00%	1.7%	12/31/2020	3.49	0	0	0.75%	2.0%
12/31/2019	3.15	1,344	4,237	1.25%	13.7%	12/31/2019	3.28	0	0	1.00%	14.0%	12/31/2019	3.42	0	0	0.75%	14.2%
12/31/2018	2.77	1,432	3,971	1.25%	-4.5%	12/31/2018	2.88	0	0	1.00%	-4.3%	12/31/2018	2.99	0	0	0.75%	-4.0%
12/31/2017	2.90	1,691	4,911	1.25%	5.6%	12/31/2017	3.01	0	0	1.00%	5.9%	12/31/2017	3.12	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.78	0	$0	0.50%	3.9%	12/31/2021	$3.96	0	$0	0.25%	4.2%	12/31/2021	$4.72	0	$0	0.00%	4.4%
12/31/2020	3.64	0	0	0.50%	2.2%	12/31/2020	3.80	0	0	0.25%	2.5%	12/31/2020	4.52	0	0	0.00%	2.7%
12/31/2019	3.56	0	0	0.50%	14.5%	12/31/2019	3.71	0	0	0.25%	14.8%	12/31/2019	4.40	0	0	0.00%	15.1%
12/31/2018	3.11	0	0	0.50%	-3.8%	12/31/2018	3.23	0	0	0.25%	-3.5%	12/31/2018	3.82	0	0	0.00%	-3.3%
12/31/2017	3.23	0	0	0.50%	6.4%	12/31/2017	3.35	0	0	0.25%	6.7%	12/31/2017	3.95	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.3%
2020	4.9%
2019	5.2%
2018	5.4%
2017	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 06-220

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,357,387	$5,815,938	285,456
Receivables: investments sold	786
Payables: investments purchased	-
Net assets	$8,358,173

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,358,173	1,810,019	$4.62
Band 100	-	-	4.83
Band 75	-	-	5.06
Band 50	-	-	5.30
Band 25	-	-	5.54
Band 0	-	-	6.61
Total	$8,358,173	1,810,019

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$41,798
Mortality & expense charges			(101,387)
Net investment income (loss)			(59,589)

Gain (loss) on investments:
Net realized gain (loss)			252,196
Realized gain distributions			602,759
Net change in unrealized appreciation (depreciation)			556,160
Net gain (loss)			1,411,115

Increase (decrease) in net assets from operations			$1,351,526

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(59,589)	$(59,071)
Net realized gain (loss)		252,196	260,994
Realized gain distributions		602,759	33,458
Net change in unrealized appreciation (depreciation)		556,160	720,904

Increase (decrease) in net assets from operations		1,351,526	956,285

Contract owner transactions:
Proceeds from units sold		379,852	473,548
Cost of units redeemed		(1,129,071)	(1,772,507)
Account charges		(2,271)	(2,745)
Increase (decrease)		(751,490)	(1,301,704)
Net increase (decrease)		600,036	(345,419)
Net assets, beginning		7,758,137	8,103,556
Net assets, ending		$8,358,173	$7,758,137

Units sold		107,719	166,933
Units redeemed		(283,761)	(549,482)
Net increase (decrease)		(176,042)	(382,549)
Units outstanding, beginning		1,986,061	2,368,610
Units outstanding, ending		1,810,019	1,986,061

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$452,146,828
Cost of units redeemed/account charges			(466,826,841)
Net investment income (loss)			5,731,345
Net realized gain (loss)			6,808,342
Realized gain distributions			7,957,050
Net change in unrealized appreciation (depreciation)			2,541,449
Net assets			$8,358,173

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.62	1,810	$8,358	1.25%	18.2%	12/31/2021	$4.83	0	$0	1.00%	18.5%	12/31/2021	$5.06	0	$0	0.75%	18.8%
12/31/2020	3.91	1,986	7,758	1.25%	14.2%	12/31/2020	4.08	0	0	1.00%	14.5%	12/31/2020	4.26	0	0	0.75%	14.8%
12/31/2019	3.42	2,369	8,104	1.25%	26.2%	12/31/2019	3.56	0	0	1.00%	26.5%	12/31/2019	3.71	0	0	0.75%	26.8%
12/31/2018	2.71	2,768	7,506	1.25%	-15.9%	12/31/2018	2.82	0	0	1.00%	-15.7%	12/31/2018	2.93	0	0	0.75%	-15.4%
12/31/2017	3.22	3,186	10,268	1.25%	28.7%	12/31/2017	3.34	0	0	1.00%	29.0%	12/31/2017	3.46	0	0	0.75%	29.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.30	0	$0	0.50%	19.1%	12/31/2021	$5.54	0	$0	0.25%	19.4%	12/31/2021	$6.61	0	$0	0.00%	19.7%
12/31/2020	4.45	0	0	0.50%	15.0%	12/31/2020	4.64	0	0	0.25%	15.3%	12/31/2020	5.52	0	0	0.00%	15.6%
12/31/2019	3.86	0	0	0.50%	27.1%	12/31/2019	4.02	0	0	0.25%	27.4%	12/31/2019	4.78	0	0	0.00%	27.8%
12/31/2018	3.04	0	0	0.50%	-15.2%	12/31/2018	3.16	0	0	0.25%	-15.0%	12/31/2018	3.74	2	7	0.00%	-14.8%
12/31/2017	3.59	0	0	0.50%	29.6%	12/31/2017	3.72	0	0	0.25%	30.0%	12/31/2017	4.39	2	9	0.00%	30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.4%
2019	1.7%
2018	1.5%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom Income Fund I Class - 06-CCG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,001	$8,869	793
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$9,003

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,003	7,221	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$9,003	7,221

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$191
Mortality & expense charges			(113)
Net investment income (loss)			78

Gain (loss) on investments:
Net realized gain (loss)			826
Realized gain distributions			235
Net change in unrealized appreciation (depreciation)			(883)
Net gain (loss)			178

Increase (decrease) in net assets from operations			$256

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$78	$10
Net realized gain (loss)		826	275
Realized gain distributions		235	463
Net change in unrealized appreciation (depreciation)		(883)	645

Increase (decrease) in net assets from operations		256	1,393

Contract owner transactions:
Proceeds from units sold		2,197	1,867
Cost of units redeemed		(12,508)	(23,554)
Account charges		-	-
Increase (decrease)		(10,311)	(21,687)
Net increase (decrease)		(10,055)	(20,294)
Net assets, beginning		19,058	39,352
Net assets, ending		$9,003	$19,058

Units sold		1,808	1,614
Units redeemed		(10,155)	(20,579)
Net increase (decrease)		(8,347)	(18,965)
Units outstanding, beginning		15,568	34,533
Units outstanding, ending		7,221	15,568

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$224,310
Cost of units redeemed/account charges			(228,625)
Net investment income (loss)			2,166
Net realized gain (loss)			3,777
Realized gain distributions			7,243
Net change in unrealized appreciation (depreciation)			132
Net assets			$9,003

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	7	$9	1.25%	1.8%	12/31/2021	$1.27	0	$0	1.00%	2.1%	12/31/2021	$1.29	0	$0	0.75%	2.4%
12/31/2020	1.22	16	19	1.25%	7.4%	12/31/2020	1.24	0	0	1.00%	7.7%	12/31/2020	1.26	0	0	0.75%	8.0%
12/31/2019	1.14	35	39	1.25%	9.7%	12/31/2019	1.15	0	0	1.00%	10.0%	12/31/2019	1.17	0	0	0.75%	10.3%
12/31/2018	1.04	35	37	1.25%	-2.9%	12/31/2018	1.05	0	0	1.00%	-2.7%	12/31/2018	1.06	0	0	0.75%	-2.4%
12/31/2017	1.07	34	36	1.25%	6.7%	12/31/2017	1.08	0	0	1.00%	7.0%	12/31/2017	1.08	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	0	$0	0.50%	2.6%	12/31/2021	$1.33	0	$0	0.25%	2.9%	12/31/2021	$1.35	0	$0	0.00%	3.1%
12/31/2020	1.28	0	0	0.50%	8.2%	12/31/2020	1.29	0	0	0.25%	8.5%	12/31/2020	1.31	0	0	0.00%	8.8%
12/31/2019	1.18	0	0	0.50%	10.5%	12/31/2019	1.19	0	0	0.25%	10.8%	12/31/2019	1.21	0	0	0.00%	11.1%
12/31/2018	1.07	0	0	0.50%	-2.2%	12/31/2018	1.08	0	0	0.25%	-1.9%	12/31/2018	1.09	0	0	0.00%	-1.7%
12/31/2017	1.09	0	0	0.50%	7.5%	12/31/2017	1.10	0	0	0.25%	7.8%	12/31/2017	1.11	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	0.8%
2019	2.1%
2018	2.0%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,414	$68,878	5,664
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$68,429

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,429	50,145	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$68,429	50,145

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,582
Mortality & expense charges			(1,009)
Net investment income (loss)			573

Gain (loss) on investments:
Net realized gain (loss)			3,791
Realized gain distributions			4,044
Net change in unrealized appreciation (depreciation)			(5,606)
Net gain (loss)			2,229

Increase (decrease) in net assets from operations			$2,802

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$573	$457
Net realized gain (loss)		3,791	(105)
Realized gain distributions		4,044	4,771
Net change in unrealized appreciation (depreciation)		(5,606)	4,673

Increase (decrease) in net assets from operations		2,802	9,796

Contract owner transactions:
Proceeds from units sold		9,126	82,742
Cost of units redeemed		(87,321)	(861)
Account charges		(1)	(2)
Increase (decrease)		(78,196)	81,879
Net increase (decrease)		(75,394)	91,675
Net assets, beginning		143,823	52,148
Net assets, ending		$68,429	$143,823

Units sold		6,776	66,981
Units redeemed		(66,340)	(826)
Net increase (decrease)		(59,564)	66,155
Units outstanding, beginning		109,709	43,554
Units outstanding, ending		50,145	109,709

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$511,627
Cost of units redeemed/account charges			(476,520)
Net investment income (loss)			3,620
Net realized gain (loss)			5,227
Realized gain distributions			24,939
Net change in unrealized appreciation (depreciation)			(464)
Net assets			$68,429

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	50	$68	1.25%	4.1%	12/31/2021	$1.39	0	$0	1.00%	4.4%	12/31/2021	$1.41	0	$0	0.75%	4.6%
12/31/2020	1.31	110	144	1.25%	9.5%	12/31/2020	1.33	0	0	1.00%	9.8%	12/31/2020	1.35	0	0	0.75%	10.0%
12/31/2019	1.20	44	52	1.25%	13.3%	12/31/2019	1.21	0	0	1.00%	13.6%	12/31/2019	1.23	0	0	0.75%	13.9%
12/31/2018	1.06	49	52	1.25%	-4.5%	12/31/2018	1.07	0	0	1.00%	-4.2%	12/31/2018	1.08	0	0	0.75%	-4.0%
12/31/2017	1.11	55	61	1.25%	10.9%	12/31/2017	1.11	0	0	1.00%	11.1%	12/31/2017	1.12	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	0.50%	4.9%	12/31/2021	$1.46	0	$0	0.25%	5.1%	12/31/2021	$1.48	0	$0	0.00%	5.4%
12/31/2020	1.37	0	0	0.50%	10.3%	12/31/2020	1.39	0	0	0.25%	10.6%	12/31/2020	1.41	0	0	0.00%	10.9%
12/31/2019	1.24	0	0	0.50%	14.2%	12/31/2019	1.25	0	0	0.25%	14.5%	12/31/2019	1.27	0	0	0.00%	14.7%
12/31/2018	1.09	0	0	0.50%	-3.7%	12/31/2018	1.10	0	0	0.25%	-3.5%	12/31/2018	1.11	0	0	0.00%	-3.3%
12/31/2017	1.13	0	0	0.50%	11.7%	12/31/2017	1.14	0	0	0.25%	12.0%	12/31/2017	1.14	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.5%
2019	2.1%
2018	1.9%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$272,294	$272,403	22,418
Receivables: investments sold	87
Payables: investments purchased	-
Net assets	$272,381

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$272,381	189,492	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$272,381	189,492

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,157
Mortality & expense charges			(3,617)
Net investment income (loss)			2,540

Gain (loss) on investments:
Net realized gain (loss)			5,783
Realized gain distributions			20,810
Net change in unrealized appreciation (depreciation)			(12,346)
Net gain (loss)			14,247

Increase (decrease) in net assets from operations			$16,787

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,540	$(203)
Net realized gain (loss)		5,783	(2,358)
Realized gain distributions		20,810	18,608
Net change in unrealized appreciation (depreciation)		(12,346)	14,002

Increase (decrease) in net assets from operations		16,787	30,049

Contract owner transactions:
Proceeds from units sold		28,204	34,767
Cost of units redeemed		(85,881)	(43,916)
Account charges		(505)	(314)
Increase (decrease)		(58,182)	(9,463)
Net increase (decrease)		(41,395)	20,586
Net assets, beginning		313,776	293,190
Net assets, ending		$272,381	$313,776

Units sold		20,967	28,693
Units redeemed		(62,210)	(36,747)
Net increase (decrease)		(41,243)	(8,054)
Units outstanding, beginning		230,735	238,789
Units outstanding, ending		189,492	230,735

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$708,691
Cost of units redeemed/account charges			(551,730)
Net investment income (loss)			13,969
Net realized gain (loss)			(12,252)
Realized gain distributions			113,812
Net change in unrealized appreciation (depreciation)			(109)
Net assets			$272,381

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	189	$272	1.25%	5.7%	12/31/2021	$1.46	0	$0	1.00%	6.0%	12/31/2021	$1.49	0	$0	0.75%	6.2%
12/31/2020	1.36	231	314	1.25%	10.8%	12/31/2020	1.38	0	0	1.00%	11.0%	12/31/2020	1.40	0	0	0.75%	11.3%
12/31/2019	1.23	239	293	1.25%	15.4%	12/31/2019	1.24	0	0	1.00%	15.7%	12/31/2019	1.26	0	0	0.75%	16.0%
12/31/2018	1.06	340	362	1.25%	-5.2%	12/31/2018	1.07	0	0	1.00%	-5.0%	12/31/2018	1.08	0	0	0.75%	-4.8%
12/31/2017	1.12	308	346	1.25%	12.6%	12/31/2017	1.13	0	0	1.00%	12.9%	12/31/2017	1.14	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	0.50%	6.5%	12/31/2021	$1.54	0	$0	0.25%	6.8%	12/31/2021	$1.56	0	$0	0.00%	7.0%
12/31/2020	1.42	0	0	0.50%	11.6%	12/31/2020	1.44	0	0	0.25%	11.9%	12/31/2020	1.46	0	0	0.00%	12.1%
12/31/2019	1.27	0	0	0.50%	16.3%	12/31/2019	1.29	0	0	0.25%	16.5%	12/31/2019	1.30	0	0	0.00%	16.8%
12/31/2018	1.09	0	0	0.50%	-4.5%	12/31/2018	1.10	0	0	0.25%	-4.3%	12/31/2018	1.11	0	0	0.00%	-4.0%
12/31/2017	1.15	0	0	0.50%	13.4%	12/31/2017	1.15	0	0	0.25%	13.7%	12/31/2017	1.16	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	1.1%
2019	1.7%
2018	2.1%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$332,121	$326,592	24,164
Receivables: investments sold	143
Payables: investments purchased	-
Net assets	$332,264

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$332,264	221,298	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$332,264	221,298

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,374
Mortality & expense charges			(5,197)
Net investment income (loss)			2,177

Gain (loss) on investments:
Net realized gain (loss)			40,871
Realized gain distributions			25,282
Net change in unrealized appreciation (depreciation)			(37,176)
Net gain (loss)			28,977

Increase (decrease) in net assets from operations			$31,154

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,177	$(1,204)
Net realized gain (loss)		40,871	(16,183)
Realized gain distributions		25,282	43,708
Net change in unrealized appreciation (depreciation)		(37,176)	38,325

Increase (decrease) in net assets from operations		31,154	64,646

Contract owner transactions:
Proceeds from units sold		65,171	166,427
Cost of units redeemed		(468,529)	(348,337)
Account charges		(166)	(269)
Increase (decrease)		(403,524)	(182,179)
Net increase (decrease)		(372,370)	(117,533)
Net assets, beginning		704,634	822,167
Net assets, ending		$332,264	$704,634

Units sold		44,758	118,821
Units redeemed		(326,924)	(273,076)
Net increase (decrease)		(282,166)	(154,255)
Units outstanding, beginning		503,464	657,719
Units outstanding, ending		221,298	503,464

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,978,842
Cost of units redeemed/account charges			(3,051,422)
Net investment income (loss)			29,158
Net realized gain (loss)			67,198
Realized gain distributions			302,959
Net change in unrealized appreciation (depreciation)			5,529
Net assets			$332,264

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	221	$332	1.25%	7.3%	12/31/2021	$1.53	0	$0	1.00%	7.5%	12/31/2021	$1.55	0	$0	0.75%	7.8%
12/31/2020	1.40	503	705	1.25%	12.0%	12/31/2020	1.42	0	0	1.00%	12.2%	12/31/2020	1.44	0	0	0.75%	12.5%
12/31/2019	1.25	658	822	1.25%	17.2%	12/31/2019	1.26	0	0	1.00%	17.5%	12/31/2019	1.28	0	0	0.75%	17.8%
12/31/2018	1.07	1,119	1,194	1.25%	-6.0%	12/31/2018	1.08	0	0	1.00%	-5.8%	12/31/2018	1.09	0	0	0.75%	-5.5%
12/31/2017	1.13	1,170	1,327	1.25%	13.8%	12/31/2017	1.14	0	0	1.00%	14.1%	12/31/2017	1.15	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	0.50%	8.1%	12/31/2021	$1.60	0	$0	0.25%	8.4%	12/31/2021	$1.63	0	$0	0.00%	8.6%
12/31/2020	1.46	0	0	0.50%	12.8%	12/31/2020	1.48	0	0	0.25%	13.1%	12/31/2020	1.50	0	0	0.00%	13.4%
12/31/2019	1.29	0	0	0.50%	18.1%	12/31/2019	1.31	0	0	0.25%	18.4%	12/31/2019	1.32	0	0	0.00%	18.6%
12/31/2018	1.10	0	0	0.50%	-5.3%	12/31/2018	1.11	0	0	0.25%	-5.0%	12/31/2018	1.12	0	0	0.00%	-4.8%
12/31/2017	1.16	0	0	0.50%	14.7%	12/31/2017	1.16	0	0	0.25%	15.0%	12/31/2017	1.17	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.0%
2019	1.5%
2018	1.9%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,508,387	$1,413,865	104,348
Receivables: investments sold	493
Payables: investments purchased	-
Net assets	$1,508,880

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,508,880	974,447	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.60
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$1,508,880	974,447

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$32,060
Mortality & expense charges			(20,391)
Net investment income (loss)			11,669

Gain (loss) on investments:
Net realized gain (loss)			83,873
Realized gain distributions			99,095
Net change in unrealized appreciation (depreciation)			(57,218)
Net gain (loss)			125,750

Increase (decrease) in net assets from operations			$137,419

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,669	$(3,243)
Net realized gain (loss)		83,873	20,606
Realized gain distributions		99,095	92,377
Net change in unrealized appreciation (depreciation)		(57,218)	112,658

Increase (decrease) in net assets from operations		137,419	222,398

Contract owner transactions:
Proceeds from units sold		236,126	286,072
Cost of units redeemed		(639,653)	(508,821)
Account charges		(2,335)	(1,833)
Increase (decrease)		(405,862)	(224,582)
Net increase (decrease)		(268,443)	(2,184)
Net assets, beginning		1,777,323	1,779,507
Net assets, ending		$1,508,880	$1,777,323

Units sold		157,553	273,796
Units redeemed		(427,645)	(433,930)
Net increase (decrease)		(270,092)	(160,134)
Units outstanding, beginning		1,244,539	1,404,673
Units outstanding, ending		974,447	1,244,539

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,909,642
Cost of units redeemed/account charges			(2,095,926)
Net investment income (loss)			46,524
Net realized gain (loss)			86,067
Realized gain distributions			468,051
Net change in unrealized appreciation (depreciation)			94,522
Net assets			$1,508,880

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	974	$1,509	1.25%	8.4%	12/31/2021	$1.57	0	$0	1.00%	8.7%	12/31/2021	$1.60	0	$0	0.75%	9.0%
12/31/2020	1.43	1,245	1,777	1.25%	12.7%	12/31/2020	1.45	0	0	1.00%	13.0%	12/31/2020	1.47	0	0	0.75%	13.3%
12/31/2019	1.27	1,405	1,780	1.25%	18.8%	12/31/2019	1.28	0	0	1.00%	19.1%	12/31/2019	1.30	0	0	0.75%	19.4%
12/31/2018	1.07	1,491	1,590	1.25%	-6.6%	12/31/2018	1.08	0	0	1.00%	-6.4%	12/31/2018	1.09	0	0	0.75%	-6.2%
12/31/2017	1.14	1,311	1,497	1.25%	15.1%	12/31/2017	1.15	0	0	1.00%	15.4%	12/31/2017	1.16	0	0	0.75%	15.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.63	0	$0	0.50%	9.2%	12/31/2021	$1.65	0	$0	0.25%	9.5%	12/31/2021	$1.68	0	$0	0.00%	9.8%
12/31/2020	1.49	0	0	0.50%	13.6%	12/31/2020	1.51	0	0	0.25%	13.9%	12/31/2020	1.53	0	0	0.00%	14.1%
12/31/2019	1.31	0	0	0.50%	19.7%	12/31/2019	1.33	0	0	0.25%	20.0%	12/31/2019	1.34	0	0	0.00%	20.3%
12/31/2018	1.10	0	0	0.50%	-5.9%	12/31/2018	1.11	0	0	0.25%	-5.7%	12/31/2018	1.12	0	0	0.00%	-5.5%
12/31/2017	1.16	0	0	0.50%	15.9%	12/31/2017	1.17	0	0	0.25%	16.2%	12/31/2017	1.18	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	1.0%
2019	1.7%
2018	2.0%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,421,093	$2,260,895	153,012
Receivables: investments sold	1,100
Payables: investments purchased	-
Net assets	$2,422,193

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,422,193	1,488,117	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.68
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.77
Total	$2,422,193	1,488,117

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$44,969
Mortality & expense charges			(29,392)
Net investment income (loss)			15,577

Gain (loss) on investments:
Net realized gain (loss)			131,899
Realized gain distributions			154,319
Net change in unrealized appreciation (depreciation)			(67,555)
Net gain (loss)			218,663

Increase (decrease) in net assets from operations			$234,240

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,577	$(2,949)
Net realized gain (loss)		131,899	4,876
Realized gain distributions		154,319	130,172
Net change in unrealized appreciation (depreciation)		(67,555)	181,250

Increase (decrease) in net assets from operations		234,240	313,349

Contract owner transactions:
Proceeds from units sold		624,501	336,366
Cost of units redeemed		(925,644)	(421,714)
Account charges		(3,093)	(2,849)
Increase (decrease)		(304,236)	(88,197)
Net increase (decrease)		(69,996)	225,152
Net assets, beginning		2,492,189	2,267,037
Net assets, ending		$2,422,193	$2,492,189

Units sold		391,473	267,778
Units redeemed		(584,148)	(323,955)
Net increase (decrease)		(192,675)	(56,177)
Units outstanding, beginning		1,680,792	1,736,969
Units outstanding, ending		1,488,117	1,680,792

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,784,962
Cost of units redeemed/account charges			(3,530,880)
Net investment income (loss)			53,804
Net realized gain (loss)			225,388
Realized gain distributions			728,721
Net change in unrealized appreciation (depreciation)			160,198
Net assets			$2,422,193

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.63	1,488	$2,422	1.25%	9.8%	12/31/2021	$1.65	0	$0	1.00%	10.1%	12/31/2021	$1.68	0	$0	0.75%	10.3%
12/31/2020	1.48	1,681	2,492	1.25%	13.6%	12/31/2020	1.50	0	0	1.00%	13.9%	12/31/2020	1.52	0	0	0.75%	14.2%
12/31/2019	1.31	1,737	2,267	1.25%	21.3%	12/31/2019	1.32	0	0	1.00%	21.6%	12/31/2019	1.34	0	0	0.75%	21.9%
12/31/2018	1.08	2,044	2,200	1.25%	-7.7%	12/31/2018	1.09	0	0	1.00%	-7.4%	12/31/2018	1.10	0	0	0.75%	-7.2%
12/31/2017	1.17	1,924	2,243	1.25%	17.8%	12/31/2017	1.17	0	0	1.00%	18.1%	12/31/2017	1.18	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	0	$0	0.50%	10.6%	12/31/2021	$1.74	0	$0	0.25%	10.9%	12/31/2021	$1.77	0	$0	0.00%	11.2%
12/31/2020	1.55	0	0	0.50%	14.5%	12/31/2020	1.57	0	0	0.25%	14.7%	12/31/2020	1.59	0	0	0.00%	15.0%
12/31/2019	1.35	0	0	0.50%	22.2%	12/31/2019	1.37	0	0	0.25%	22.5%	12/31/2019	1.38	0	0	0.00%	22.8%
12/31/2018	1.11	0	0	0.50%	-7.0%	12/31/2018	1.12	0	0	0.25%	-6.7%	12/31/2018	1.13	0	0	0.00%	-6.5%
12/31/2017	1.19	0	0	0.50%	18.7%	12/31/2017	1.20	0	0	0.25%	19.0%	12/31/2017	1.20	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	1.0%
2019	1.5%
2018	1.9%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,728,361	$1,626,421	107,466
Receivables: investments sold	768
Payables: investments purchased	-
Net assets	$1,729,129

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,729,129	997,445	$1.73
Band 100	-	-	1.76
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$1,729,129	997,445

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$26,495
Mortality & expense charges			(18,336)
Net investment income (loss)			8,159

Gain (loss) on investments:
Net realized gain (loss)			170,116
Realized gain distributions			88,764
Net change in unrealized appreciation (depreciation)			(86,071)
Net gain (loss)			172,809

Increase (decrease) in net assets from operations			$180,968

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,159	$(1,561)
Net realized gain (loss)		170,116	6,640
Realized gain distributions		88,764	72,584
Net change in unrealized appreciation (depreciation)		(86,071)	135,595

Increase (decrease) in net assets from operations		180,968	213,258

Contract owner transactions:
Proceeds from units sold		935,859	363,105
Cost of units redeemed		(940,390)	(284,865)
Account charges		(1,301)	(895)
Increase (decrease)		(5,832)	77,345
Net increase (decrease)		175,136	290,603
Net assets, beginning		1,553,993	1,263,390
Net assets, ending		$1,729,129	$1,553,993

Units sold		557,028	278,544
Units redeemed		(567,883)	(212,467)
Net increase (decrease)		(10,855)	66,077
Units outstanding, beginning		1,008,300	942,223
Units outstanding, ending		997,445	1,008,300

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,261,815
Cost of units redeemed/account charges			(2,265,624)
Net investment income (loss)			24,805
Net realized gain (loss)			192,873
Realized gain distributions			413,320
Net change in unrealized appreciation (depreciation)			101,940
Net assets			$1,729,129

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.73	997	$1,729	1.25%	12.5%	12/31/2021	$1.76	0	$0	1.00%	12.8%	12/31/2021	$1.79	0	$0	0.75%	13.0%
12/31/2020	1.54	1,008	1,554	1.25%	14.9%	12/31/2020	1.56	0	0	1.00%	15.2%	12/31/2020	1.59	0	0	0.75%	15.5%
12/31/2019	1.34	942	1,263	1.25%	24.2%	12/31/2019	1.36	0	0	1.00%	24.5%	12/31/2019	1.37	0	0	0.75%	24.8%
12/31/2018	1.08	1,025	1,107	1.25%	-8.9%	12/31/2018	1.09	0	0	1.00%	-8.7%	12/31/2018	1.10	0	0	0.75%	-8.5%
12/31/2017	1.19	990	1,174	1.25%	20.0%	12/31/2017	1.19	0	0	1.00%	20.3%	12/31/2017	1.20	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	0	$0	0.50%	13.3%	12/31/2021	$1.85	0	$0	0.25%	13.6%	12/31/2021	$1.88	0	$0	0.00%	13.9%
12/31/2020	1.61	0	0	0.50%	15.8%	12/31/2020	1.63	0	0	0.25%	16.1%	12/31/2020	1.65	0	0	0.00%	16.4%
12/31/2019	1.39	0	0	0.50%	25.1%	12/31/2019	1.40	0	0	0.25%	25.4%	12/31/2019	1.42	0	0	0.00%	25.8%
12/31/2018	1.11	0	0	0.50%	-8.3%	12/31/2018	1.12	0	0	0.25%	-8.0%	12/31/2018	1.13	0	0	0.00%	-7.8%
12/31/2017	1.21	0	0	0.50%	20.9%	12/31/2017	1.22	0	0	0.25%	21.2%	12/31/2017	1.22	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.0%
2019	1.4%
2018	1.8%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,291,513	$1,185,813	73,094
Receivables: investments sold	804
Payables: investments purchased	-
Net assets	$1,292,317

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,292,317	723,006	$1.79
Band 100	-	-	1.82
Band 75	-	-	1.85
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	-	-	1.94
Total	$1,292,317	723,006

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16,451
Mortality & expense charges			(13,177)
Net investment income (loss)			3,274

Gain (loss) on investments:
Net realized gain (loss)			185,663
Realized gain distributions			61,073
Net change in unrealized appreciation (depreciation)			(89,202)
Net gain (loss)			157,534

Increase (decrease) in net assets from operations			$160,808

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,274	$(3,735)
Net realized gain (loss)		185,663	11,836
Realized gain distributions		61,073	70,460
Net change in unrealized appreciation (depreciation)		(89,202)	127,866

Increase (decrease) in net assets from operations		160,808	206,427

Contract owner transactions:
Proceeds from units sold		627,134	218,076
Cost of units redeemed		(897,323)	(325,196)
Account charges		(788)	(1,146)
Increase (decrease)		(270,977)	(108,266)
Net increase (decrease)		(110,169)	98,161
Net assets, beginning		1,402,486	1,304,325
Net assets, ending		$1,292,317	$1,402,486

Units sold		354,770	168,588
Units redeemed		(529,819)	(239,250)
Net increase (decrease)		(175,049)	(70,662)
Units outstanding, beginning		898,055	968,717
Units outstanding, ending		723,006	898,055

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,111,729
Cost of units redeemed/account charges			(2,594,352)
Net investment income (loss)			17,033
Net realized gain (loss)			247,057
Realized gain distributions			405,150
Net change in unrealized appreciation (depreciation)			105,700
Net assets			$1,292,317

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	723	$1,292	1.25%	14.5%	12/31/2021	$1.82	0	$0	1.00%	14.7%	12/31/2021	$1.85	0	$0	0.75%	15.0%
12/31/2020	1.56	898	1,402	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%
12/31/2019	1.35	969	1,304	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.8%
12/31/2018	1.08	1,086	1,169	1.25%	-9.4%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%
12/31/2017	1.19	979	1,163	1.25%	20.1%	12/31/2017	1.20	0	0	1.00%	20.4%	12/31/2017	1.20	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	0	$0	0.50%	15.3%	12/31/2021	$1.91	0	$0	0.25%	15.6%	12/31/2021	$1.94	0	$0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.68	0	0	0.00%	17.4%
12/31/2019	1.39	0	0	0.50%	26.1%	12/31/2019	1.41	0	0	0.25%	26.4%	12/31/2019	1.43	0	0	0.00%	26.7%
12/31/2018	1.11	0	0	0.50%	-8.7%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%
12/31/2017	1.21	0	0	0.50%	21.0%	12/31/2017	1.22	0	0	0.25%	21.3%	12/31/2017	1.23	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	0.9%
2019	1.4%
2018	1.8%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,362,976	$1,207,210	97,903
Receivables: investments sold	1,801
Payables: investments purchased	-
Net assets	$1,364,777

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,364,777	763,584	$1.79
Band 100	-	-	1.82
Band 75	-	-	1.85
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	-	-	1.94
Total	$1,364,777	763,584

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$27,242
Mortality & expense charges			(17,078)
Net investment income (loss)			10,164

Gain (loss) on investments:
Net realized gain (loss)			91,147
Realized gain distributions			93,943
Net change in unrealized appreciation (depreciation)			(13,470)
Net gain (loss)			171,620

Increase (decrease) in net assets from operations			$181,784

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,164	$(3,223)
Net realized gain (loss)		91,147	14,678
Realized gain distributions		93,943	52,937
Net change in unrealized appreciation (depreciation)		(13,470)	101,145

Increase (decrease) in net assets from operations		181,784	165,537

Contract owner transactions:
Proceeds from units sold		447,772	250,697
Cost of units redeemed		(422,512)	(476,106)
Account charges		(1,346)	(985)
Increase (decrease)		23,914	(226,394)
Net increase (decrease)		205,698	(60,857)
Net assets, beginning		1,159,079	1,219,936
Net assets, ending		$1,364,777	$1,159,079

Units sold		269,187	213,502
Units redeemed		(247,721)	(377,734)
Net increase (decrease)		21,466	(164,232)
Units outstanding, beginning		742,118	906,350
Units outstanding, ending		763,584	742,118

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,395,186
Cost of units redeemed/account charges			(1,701,933)
Net investment income (loss)			23,185
Net realized gain (loss)			128,242
Realized gain distributions			364,331
Net change in unrealized appreciation (depreciation)			155,766
Net assets			$1,364,777

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	764	$1,365	1.25%	14.4%	12/31/2021	$1.82	0	$0	1.00%	14.7%	12/31/2021	$1.85	0	$0	0.75%	15.0%
12/31/2020	1.56	742	1,159	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%
12/31/2019	1.35	906	1,220	1.25%	25.0%	12/31/2019	1.36	0	0	1.00%	25.3%	12/31/2019	1.38	0	0	0.75%	25.6%
12/31/2018	1.08	938	1,010	1.25%	-9.3%	12/31/2018	1.09	0	0	1.00%	-9.1%	12/31/2018	1.10	0	0	0.75%	-8.9%
12/31/2017	1.19	757	900	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.20	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	0	$0	0.50%	15.3%	12/31/2021	$1.91	0	$0	0.25%	15.6%	12/31/2021	$1.94	0	$0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.68	0	0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	25.9%	12/31/2019	1.41	0	0	0.25%	26.3%	12/31/2019	1.43	0	0	0.00%	26.6%
12/31/2018	1.11	0	0	0.50%	-8.6%	12/31/2018	1.12	0	0	0.25%	-8.4%	12/31/2018	1.13	0	0	0.00%	-8.2%
12/31/2017	1.21	0	0	0.50%	21.1%	12/31/2017	1.22	0	0	0.25%	21.4%	12/31/2017	1.23	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	0.9%
2019	1.4%
2018	2.0%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,380,087	$1,191,851	98,909
Receivables: investments sold	686
Payables: investments purchased	-
Net assets	$1,380,773

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,380,773	772,374	$1.79
Band 100	-	-	1.82
Band 75	-	-	1.85
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	-	-	1.94
Total	$1,380,773	772,374

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$28,025
Mortality & expense charges			(18,783)
Net investment income (loss)			9,242

Gain (loss) on investments:
Net realized gain (loss)			150,844
Realized gain distributions			94,065
Net change in unrealized appreciation (depreciation)			(42,688)
Net gain (loss)			202,221

Increase (decrease) in net assets from operations			$211,463

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,242	$(2,639)
Net realized gain (loss)		150,844	18,945
Realized gain distributions		94,065	67,246
Net change in unrealized appreciation (depreciation)		(42,688)	153,895

Increase (decrease) in net assets from operations		211,463	237,447

Contract owner transactions:
Proceeds from units sold		283,812	311,801
Cost of units redeemed		(713,978)	(393,463)
Account charges		(1,847)	(1,413)
Increase (decrease)		(432,013)	(83,075)
Net increase (decrease)		(220,550)	154,372
Net assets, beginning		1,601,323	1,446,951
Net assets, ending		$1,380,773	$1,601,323

Units sold		166,100	239,949
Units redeemed		(419,415)	(289,736)
Net increase (decrease)		(253,315)	(49,787)
Units outstanding, beginning		1,025,689	1,075,476
Units outstanding, ending		772,374	1,025,689

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,779,912
Cost of units redeemed/account charges			(2,244,033)
Net investment income (loss)			26,374
Net realized gain (loss)			212,224
Realized gain distributions			418,060
Net change in unrealized appreciation (depreciation)			188,236
Net assets			$1,380,773

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	772	$1,381	1.25%	14.5%	12/31/2021	$1.82	0	$0	1.00%	14.8%	12/31/2021	$1.85	0	$0	0.75%	15.1%
12/31/2020	1.56	1,026	1,601	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%
12/31/2019	1.35	1,075	1,447	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.7%
12/31/2018	1.08	1,189	1,279	1.25%	-9.5%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%
12/31/2017	1.19	972	1,155	1.25%	20.1%	12/31/2017	1.20	0	0	1.00%	20.4%	12/31/2017	1.20	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	0	$0	0.50%	15.4%	12/31/2021	$1.91	0	$0	0.25%	15.7%	12/31/2021	$1.94	0	$0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.67	0	0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	26.0%	12/31/2019	1.41	0	0	0.25%	26.3%	12/31/2019	1.43	0	0	0.00%	26.6%
12/31/2018	1.11	0	0	0.50%	-8.8%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%
12/31/2017	1.21	0	0	0.50%	21.0%	12/31/2017	1.22	0	0	0.25%	21.3%	12/31/2017	1.23	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.0%
2019	1.4%
2018	2.0%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,010,673	$896,842	64,692
Receivables: investments sold	468
Payables: investments purchased	-
Net assets	$1,011,141

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,011,141	565,413	$1.79
Band 100	-	-	1.82
Band 75	-	-	1.85
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	-	-	1.94
Total	$1,011,141	565,413

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$20,255
Mortality & expense charges			(13,136)
Net investment income (loss)			7,119

Gain (loss) on investments:
Net realized gain (loss)			121,716
Realized gain distributions			63,757
Net change in unrealized appreciation (depreciation)			(45,674)
Net gain (loss)			139,799

Increase (decrease) in net assets from operations			$146,918

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,119	$(771)
Net realized gain (loss)		121,716	20,963
Realized gain distributions		63,757	37,886
Net change in unrealized appreciation (depreciation)		(45,674)	104,156

Increase (decrease) in net assets from operations		146,918	162,234

Contract owner transactions:
Proceeds from units sold		346,898	421,184
Cost of units redeemed		(549,861)	(357,259)
Account charges		(1,682)	(992)
Increase (decrease)		(204,645)	62,933
Net increase (decrease)		(57,727)	225,167
Net assets, beginning		1,068,868	843,701
Net assets, ending		$1,011,141	$1,068,868

Units sold		203,137	320,692
Units redeemed		(322,105)	(262,888)
Net increase (decrease)		(118,968)	57,804
Units outstanding, beginning		684,381	626,577
Units outstanding, ending		565,413	684,381

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,160,187
Cost of units redeemed/account charges			(1,651,315)
Net investment income (loss)			17,201
Net realized gain (loss)			140,918
Realized gain distributions			230,319
Net change in unrealized appreciation (depreciation)			113,831
Net assets			$1,011,141

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	565	$1,011	1.25%	14.5%	12/31/2021	$1.82	0	$0	1.00%	14.8%	12/31/2021	$1.85	0	$0	0.75%	15.1%
12/31/2020	1.56	684	1,069	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%
12/31/2019	1.35	627	844	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.7%
12/31/2018	1.08	737	794	1.25%	-9.4%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%
12/31/2017	1.19	505	600	1.25%	20.1%	12/31/2017	1.20	0	0	1.00%	20.4%	12/31/2017	1.20	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	0	$0	0.50%	15.4%	12/31/2021	$1.91	0	$0	0.25%	15.7%	12/31/2021	$1.94	0	$0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.68	0	0	0.00%	17.4%
12/31/2019	1.39	0	0	0.50%	26.0%	12/31/2019	1.41	0	0	0.25%	26.4%	12/31/2019	1.43	0	0	0.00%	26.7%
12/31/2018	1.11	0	0	0.50%	-8.7%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%
12/31/2017	1.21	0	0	0.50%	21.0%	12/31/2017	1.22	0	0	0.25%	21.3%	12/31/2017	1.23	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.0%
2019	1.3%
2018	2.1%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,788	$51,964	3,983
Receivables: investments sold	22
Payables: investments purchased	-
Net assets	$56,810

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,810	31,808	$1.79
Band 100	-	-	1.82
Band 75	-	-	1.85
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	-	-	1.94
Total	$56,810	31,808

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,127
Mortality & expense charges			(586)
Net investment income (loss)			541

Gain (loss) on investments:
Net realized gain (loss)			5,694
Realized gain distributions			2,892
Net change in unrealized appreciation (depreciation)			(3,298)
Net gain (loss)			5,288

Increase (decrease) in net assets from operations			$5,829

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$541	$61
Net realized gain (loss)		5,694	4,870
Realized gain distributions		2,892	1,385
Net change in unrealized appreciation (depreciation)		(3,298)	1,712

Increase (decrease) in net assets from operations		5,829	8,028

Contract owner transactions:
Proceeds from units sold		26,957	22,785
Cost of units redeemed		(29,733)	(41,117)
Account charges		(2)	-
Increase (decrease)		(2,778)	(18,332)
Net increase (decrease)		3,051	(10,304)
Net assets, beginning		53,759	64,063
Net assets, ending		$56,810	$53,759

Units sold		15,763	17,276
Units redeemed		(18,400)	(30,452)
Net increase (decrease)		(2,637)	(13,176)
Units outstanding, beginning		34,445	47,621
Units outstanding, ending		31,808	34,445

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$128,342
Cost of units redeemed/account charges			(99,216)
Net investment income (loss)			942
Net realized gain (loss)			11,904
Realized gain distributions			10,014
Net change in unrealized appreciation (depreciation)			4,824
Net assets			$56,810

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	32	$57	1.25%	14.4%	12/31/2021	$1.82	0	$0	1.00%	14.7%	12/31/2021	$1.85	0	$0	0.75%	15.0%
12/31/2020	1.56	34	54	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%
12/31/2019	1.35	48	64	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.7%
12/31/2018	1.08	50	54	1.25%	-9.4%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%
12/31/2017	1.19	25	29	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.20	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	0	$0	0.50%	15.3%	12/31/2021	$1.91	0	$0	0.25%	15.6%	12/31/2021	$1.94	0	$0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.67	0	0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	26.0%	12/31/2019	1.41	0	0	0.25%	26.3%	12/31/2019	1.43	0	0	0.00%	26.6%
12/31/2018	1.11	0	0	0.50%	-8.8%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%
12/31/2017	1.21	0	0	0.50%	21.1%	12/31/2017	1.22	0	0	0.25%	21.4%	12/31/2017	1.23	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	0.9%
2019	1.4%
2018	1.5%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,086	$1,801	147
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$2,083

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,083	1,133	$1.84
Band 100	-	-	1.87
Band 75	-	-	1.90
Band 50	-	-	1.92
Band 25	-	-	1.95
Band 0	-	-	1.98
Total	$2,083	1,133

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$34
Mortality & expense charges			(22)
Net investment income (loss)			12

Gain (loss) on investments:
Net realized gain (loss)			6
Realized gain distributions			115
Net change in unrealized appreciation (depreciation)			75
Net gain (loss)			196

Increase (decrease) in net assets from operations			$208

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12	$4
Net realized gain (loss)		6	-
Realized gain distributions		115	41
Net change in unrealized appreciation (depreciation)		75	169

Increase (decrease) in net assets from operations		208	214

Contract owner transactions:
Proceeds from units sold		522	522
Cost of units redeemed		-	-
Account charges		(12)	(9)
Increase (decrease)		510	513
Net increase (decrease)		718	727
Net assets, beginning		1,365	638
Net assets, ending		$2,083	$1,365

Units sold		294	396
Units redeemed		(7)	(6)
Net increase (decrease)		287	390
Units outstanding, beginning		846	456
Units outstanding, ending		1,133	846

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,696
Cost of units redeemed/account charges			(34)
Net investment income (loss)			(39)
Net realized gain (loss)			6
Realized gain distributions			169
Net change in unrealized appreciation (depreciation)			285
Net assets			$2,083

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.84	1	$2	1.25%	13.9%	12/31/2021	$1.87	0	$0	1.00%	14.2%	12/31/2021	$1.90	0	$0	0.75%	14.5%
12/31/2020	1.61	1	1	1.25%	15.4%	12/31/2020	1.63	0	0	1.00%	15.7%	12/31/2020	1.66	0	0	0.75%	16.0%
12/31/2019	1.40	0	1	1.25%	24.4%	12/31/2019	1.41	0	0	1.00%	24.7%	12/31/2019	1.43	0	0	0.75%	25.0%
12/31/2018	1.12	0	0	1.25%	-9.9%	12/31/2018	1.13	0	0	1.00%	-9.6%	12/31/2018	1.14	0	0	0.75%	-9.4%
12/31/2017	1.25	0	0	1.25%	19.5%	12/31/2017	1.25	0	0	1.00%	19.8%	12/31/2017	1.26	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.92	0	$0	0.50%	14.8%	12/31/2021	$1.95	0	$0	0.25%	15.0%	12/31/2021	$1.98	0	$0	0.00%	15.3%
12/31/2020	1.68	0	0	0.50%	16.3%	12/31/2020	1.70	0	0	0.25%	16.6%	12/31/2020	1.72	0	0	0.00%	16.9%
12/31/2019	1.44	0	0	0.50%	25.4%	12/31/2019	1.46	0	0	0.25%	25.7%	12/31/2019	1.47	0	0	0.00%	26.0%
12/31/2018	1.15	0	0	0.50%	-9.2%	12/31/2018	1.16	0	0	0.25%	-9.0%	12/31/2018	1.17	0	0	0.00%	-8.7%
12/31/2017	1.27	0	0	0.50%	20.4%	12/31/2017	1.27	0	0	0.25%	20.7%	12/31/2017	1.28	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	1.5%
2019	0.0%
2018	2.8%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Balanced Fund I Class - 06-FTY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$560,032	$493,467	18,992
Receivables: investments sold	-
Payables: investments purchased	(3,372)
Net assets	$556,660

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$556,660	320,550	$1.74
Band 100	-	-	1.76
Band 75	-	-	1.78
Band 50	-	-	1.80
Band 25	-	-	1.82
Band 0	-	-	1.84
Total	$556,660	320,550

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,099
Mortality & expense charges			(4,822)
Net investment income (loss)			(1,723)

Gain (loss) on investments:
Net realized gain (loss)			2,954
Realized gain distributions			32,356
Net change in unrealized appreciation (depreciation)			21,420
Net gain (loss)			56,730

Increase (decrease) in net assets from operations			$55,007

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,723)	$108
Net realized gain (loss)		2,954	178
Realized gain distributions		32,356	8,627
Net change in unrealized appreciation (depreciation)		21,420	38,189

Increase (decrease) in net assets from operations		55,007	47,102

Contract owner transactions:
Proceeds from units sold		236,564	25,462
Cost of units redeemed		(9,656)	(1,823)
Account charges		(26)	(6)
Increase (decrease)		226,882	23,633
Net increase (decrease)		281,889	70,735
Net assets, beginning		274,771	204,036
Net assets, ending		$556,660	$274,771

Units sold		141,670	20,285
Units redeemed		(5,792)	(1,410)
Net increase (decrease)		135,878	18,875
Units outstanding, beginning		184,672	165,797
Units outstanding, ending		320,550	184,672

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$489,876
Cost of units redeemed/account charges			(53,859)
Net investment income (loss)			(507)
Net realized gain (loss)			1,878
Realized gain distributions			52,707
Net change in unrealized appreciation (depreciation)			66,565
Net assets			$556,660

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	321	$557	1.25%	16.7%	12/31/2021	$1.76	0	$0	1.00%	17.0%	12/31/2021	$1.78	0	$0	0.75%	17.3%
12/31/2020	1.49	185	275	1.25%	20.9%	12/31/2020	1.50	0	0	1.00%	21.2%	12/31/2020	1.51	0	0	0.75%	21.5%
12/31/2019	1.23	166	204	1.25%	22.6%	12/31/2019	1.24	0	0	1.00%	22.9%	12/31/2019	1.25	0	0	0.75%	23.2%
12/31/2018	1.00	146	147	1.25%	-5.4%	12/31/2018	1.01	0	0	1.00%	-5.1%	12/31/2018	1.01	0	0	0.75%	-4.9%
12/31/2017	1.06	0	0	1.25%	6.1%	12/31/2017	1.06	0	0	1.00%	6.3%	12/31/2017	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.80	0	$0	0.50%	17.6%	12/31/2021	$1.82	0	$0	0.25%	17.9%	12/31/2021	$1.84	0	$0	0.00%	18.2%
12/31/2020	1.53	0	0	0.50%	21.8%	12/31/2020	1.54	0	0	0.25%	22.1%	12/31/2020	1.55	0	0	0.00%	22.4%
12/31/2019	1.25	0	0	0.50%	23.5%	12/31/2019	1.26	0	0	0.25%	23.8%	12/31/2019	1.27	0	0	0.00%	24.1%
12/31/2018	1.02	0	0	0.50%	-4.7%	12/31/2018	1.02	0	0	0.25%	-4.4%	12/31/2018	1.02	0	0	0.00%	-4.2%
12/31/2017	1.07	0	0	0.50%	6.5%	12/31/2017	1.07	0	0	0.25%	6.7%	12/31/2017	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	1.2%
2019	1.6%
2018	3.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Balanced Fund M Class - 06-FVC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,346	$74,482	3,509
Receivables: investments sold	2,581
Payables: investments purchased	-
Net assets	$101,927

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$101,927	60,049	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.74
Band 50	-	-	1.76
Band 25	-	-	1.78
Band 0	-	-	1.80
Total	$101,927	60,049

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$213
Mortality & expense charges			(1,182)
Net investment income (loss)			(969)

Gain (loss) on investments:
Net realized gain (loss)			265
Realized gain distributions			6,068
Net change in unrealized appreciation (depreciation)			8,627
Net gain (loss)			14,960

Increase (decrease) in net assets from operations			$13,991

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(969)	$(329)
Net realized gain (loss)		265	72
Realized gain distributions		6,068	2,744
Net change in unrealized appreciation (depreciation)		8,627	11,908

Increase (decrease) in net assets from operations		13,991	14,395

Contract owner transactions:
Proceeds from units sold		2,416	2,425
Cost of units redeemed		(218)	-
Account charges		-	-
Increase (decrease)		2,198	2,425
Net increase (decrease)		16,189	16,820
Net assets, beginning		85,738	68,918
Net assets, ending		$101,927	$85,738

Units sold		1,516	1,935
Units redeemed		(130)	-
Net increase (decrease)		1,386	1,935
Units outstanding, beginning		58,663	56,728
Units outstanding, ending		60,049	58,663

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$65,267
Cost of units redeemed/account charges			(218)
Net investment income (loss)			(1,479)
Net realized gain (loss)			337
Realized gain distributions			13,156
Net change in unrealized appreciation (depreciation)			24,864
Net assets			$101,927

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	60	$102	1.25%	16.1%	12/31/2021	$1.72	0	$0	1.00%	16.4%	12/31/2021	$1.74	0	$0	0.75%	16.7%
12/31/2020	1.46	59	86	1.25%	20.3%	12/31/2020	1.47	0	0	1.00%	20.6%	12/31/2020	1.49	0	0	0.75%	20.9%
12/31/2019	1.21	57	69	1.25%	21.9%	12/31/2019	1.22	0	0	1.00%	22.2%	12/31/2019	1.23	0	0	0.75%	22.5%
12/31/2018	1.00	56	56	1.25%	-5.8%	12/31/2018	1.00	0	0	1.00%	-5.6%	12/31/2018	1.00	0	0	0.75%	-5.4%
12/31/2017	1.06	0	0	1.25%	5.9%	12/31/2017	1.06	0	0	1.00%	6.0%	12/31/2017	1.06	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	0	$0	0.50%	17.0%	12/31/2021	$1.78	0	$0	0.25%	17.3%	12/31/2021	$1.80	0	$0	0.00%	17.6%
12/31/2020	1.50	0	0	0.50%	21.2%	12/31/2020	1.51	0	0	0.25%	21.5%	12/31/2020	1.53	0	0	0.00%	21.8%
12/31/2019	1.24	0	0	0.50%	22.8%	12/31/2019	1.25	0	0	0.25%	23.1%	12/31/2019	1.25	0	0	0.00%	23.4%
12/31/2018	1.01	0	0	0.50%	-5.1%	12/31/2018	1.01	0	0	0.25%	-4.9%	12/31/2018	1.02	0	0	0.00%	-4.6%
12/31/2017	1.06	0	0	0.50%	6.3%	12/31/2017	1.06	0	0	0.25%	6.4%	12/31/2017	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.7%
2019	1.1%
2018	2.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Balanced Fund Z Class - 06-FVF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$776,015	$616,568	26,479
Receivables: investments sold	96
Payables: investments purchased	-
Net assets	$776,111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$776,111	444,388	$1.75
Band 100	-	-	1.77
Band 75	-	-	1.79
Band 50	-	-	1.81
Band 25	-	-	1.83
Band 0	-	-	1.85
Total	$776,111	444,388

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,908
Mortality & expense charges			(8,794)
Net investment income (loss)			(2,886)

Gain (loss) on investments:
Net realized gain (loss)			15,380
Realized gain distributions			44,367
Net change in unrealized appreciation (depreciation)			50,229
Net gain (loss)			109,976

Increase (decrease) in net assets from operations			$107,090

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,886)	$950
Net realized gain (loss)		15,380	1,177
Realized gain distributions		44,367	22,208
Net change in unrealized appreciation (depreciation)		50,229	97,515

Increase (decrease) in net assets from operations		107,090	121,850

Contract owner transactions:
Proceeds from units sold		54,512	32,204
Cost of units redeemed		(88,157)	(23,284)
Account charges		(193)	(544)
Increase (decrease)		(33,838)	8,376
Net increase (decrease)		73,252	130,226
Net assets, beginning		702,859	572,633
Net assets, ending		$776,111	$702,859

Units sold		32,334	25,399
Units redeemed		(58,187)	(18,913)
Net increase (decrease)		(25,853)	6,486
Units outstanding, beginning		470,241	463,755
Units outstanding, ending		444,388	470,241

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$781,413
Cost of units redeemed/account charges			(280,890)
Net investment income (loss)			3,621
Net realized gain (loss)			5,809
Realized gain distributions			106,711
Net change in unrealized appreciation (depreciation)			159,447
Net assets			$776,111

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	444	$776	1.25%	16.8%	12/31/2021	$1.77	0	$0	1.00%	17.1%	12/31/2021	$1.79	0	$0	0.75%	17.4%
12/31/2020	1.49	470	703	1.25%	21.0%	12/31/2020	1.51	0	0	1.00%	21.4%	12/31/2020	1.52	0	0	0.75%	21.7%
12/31/2019	1.23	464	573	1.25%	22.7%	12/31/2019	1.24	0	0	1.00%	23.0%	12/31/2019	1.25	0	0	0.75%	23.3%
12/31/2018	1.01	516	519	1.25%	-5.3%	12/31/2018	1.01	0	0	1.00%	-5.0%	12/31/2018	1.01	0	0	0.75%	-4.8%
12/31/2017	1.06	0	0	1.25%	6.2%	12/31/2017	1.06	0	0	1.00%	6.4%	12/31/2017	1.06	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.81	0	$0	0.50%	17.7%	12/31/2021	$1.83	0	$0	0.25%	18.0%	12/31/2021	$1.85	0	$0	0.00%	18.3%
12/31/2020	1.53	0	0	0.50%	22.0%	12/31/2020	1.55	0	0	0.25%	22.3%	12/31/2020	1.56	0	0	0.00%	22.6%
12/31/2019	1.26	0	0	0.50%	23.6%	12/31/2019	1.27	0	0	0.25%	23.9%	12/31/2019	1.27	0	0	0.00%	24.2%
12/31/2018	1.02	0	0	0.50%	-4.5%	12/31/2018	1.02	0	0	0.25%	-4.3%	12/31/2018	1.03	0	0	0.00%	-4.1%
12/31/2017	1.07	0	0	0.50%	6.6%	12/31/2017	1.07	0	0	0.25%	6.8%	12/31/2017	1.07	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	1.3%
2019	1.7%
2018	1.9%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified International Fund Z Class - 06-FVG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$230,035	$199,499	7,650
Receivables: investments sold	93
Payables: investments purchased	-
Net assets	$230,128

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$230,128	149,952	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.62
Total	$230,128	149,952

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,002
Mortality & expense charges			(905)
Net investment income (loss)			2,097

Gain (loss) on investments:
Net realized gain (loss)			5,208
Realized gain distributions			19,575
Net change in unrealized appreciation (depreciation)			(2,348)
Net gain (loss)			22,435

Increase (decrease) in net assets from operations			$24,532

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,097	$(872)
Net realized gain (loss)		5,208	139
Realized gain distributions		19,575	-
Net change in unrealized appreciation (depreciation)		(2,348)	31,664

Increase (decrease) in net assets from operations		24,532	30,931

Contract owner transactions:
Proceeds from units sold		27,278	303,145
Cost of units redeemed		(29,161)	(143,275)
Account charges		(19)	(14)
Increase (decrease)		(1,902)	159,856
Net increase (decrease)		22,630	190,787
Net assets, beginning		207,498	16,711
Net assets, ending		$230,128	$207,498

Units sold		18,162	258,306
Units redeemed		(19,306)	(121,606)
Net increase (decrease)		(1,144)	136,700
Units outstanding, beginning		151,096	14,396
Units outstanding, ending		149,952	151,096

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$372,956
Cost of units redeemed/account charges			(202,878)
Net investment income (loss)			1,516
Net realized gain (loss)			7,450
Realized gain distributions			20,548
Net change in unrealized appreciation (depreciation)			30,536
Net assets			$230,128

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	150	$230	1.25%	11.8%	12/31/2021	$1.55	0	$0	1.00%	12.0%	12/31/2021	$1.57	0	$0	0.75%	12.3%
12/31/2020	1.37	151	207	1.25%	18.3%	12/31/2020	1.39	0	0	1.00%	18.6%	12/31/2020	1.40	0	0	0.75%	18.9%
12/31/2019	1.16	14	17	1.25%	28.4%	12/31/2019	1.17	0	0	1.00%	28.7%	12/31/2019	1.18	0	0	0.75%	29.0%
12/31/2018	0.90	29	26	1.25%	-16.2%	12/31/2018	0.91	0	0	1.00%	-16.0%	12/31/2018	0.91	0	0	0.75%	-15.8%
12/31/2017	1.08	0	0	1.25%	8.0%	12/31/2017	1.08	0	0	1.00%	8.1%	12/31/2017	1.08	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	0	$0	0.50%	12.6%	12/31/2021	$1.61	0	$0	0.25%	12.9%	12/31/2021	$1.62	0	$0	0.00%	13.2%
12/31/2020	1.41	0	0	0.50%	19.2%	12/31/2020	1.42	0	0	0.25%	19.5%	12/31/2020	1.44	0	0	0.00%	19.8%
12/31/2019	1.18	0	0	0.50%	29.3%	12/31/2019	1.19	0	0	0.25%	29.6%	12/31/2019	1.20	0	0	0.00%	30.0%
12/31/2018	0.91	0	0	0.50%	-15.6%	12/31/2018	0.92	0	0	0.25%	-15.4%	12/31/2018	0.92	0	0	0.00%	-15.2%
12/31/2017	1.08	0	0	0.50%	8.4%	12/31/2017	1.09	0	0	0.25%	8.5%	12/31/2017	1.09	0	0	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	0.3%
2019	1.1%
2018	2.7%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified Stock Fund Z Class - 06-FVH (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.10
Band 100	-	-	2.12
Band 75	-	-	2.15
Band 50	-	-	2.17
Band 25	-	-	2.20
Band 0	-	-	2.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.10	0	$0	1.25%	26.8%	12/31/2021	$2.12	0	$0	1.00%	27.1%	12/31/2021	$2.15	0	$0	0.75%	27.5%
12/31/2020	1.66	0	0	1.25%	25.8%	12/31/2020	1.67	0	0	1.00%	26.2%	12/31/2020	1.69	0	0	0.75%	26.5%
12/31/2019	1.32	0	0	1.25%	26.6%	12/31/2019	1.32	0	0	1.00%	26.9%	12/31/2019	1.33	0	0	0.75%	27.2%
12/31/2018	1.04	0	0	1.25%	-6.5%	12/31/2018	1.04	0	0	1.00%	-6.2%	12/31/2018	1.05	0	0	0.75%	-6.0%
12/31/2017	1.11	0	0	1.25%	11.2%	12/31/2017	1.11	0	0	1.00%	11.3%	12/31/2017	1.11	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.17	0	$0	0.50%	27.8%	12/31/2021	$2.20	0	$0	0.25%	28.1%	12/31/2021	$2.22	0	$0	0.00%	28.4%
12/31/2020	1.70	0	0	0.50%	26.8%	12/31/2020	1.72	0	0	0.25%	27.1%	12/31/2020	1.73	0	0	0.00%	27.4%
12/31/2019	1.34	0	0	0.50%	27.5%	12/31/2019	1.35	0	0	0.25%	27.8%	12/31/2019	1.36	0	0	0.00%	28.1%
12/31/2018	1.05	0	0	0.50%	-5.7%	12/31/2018	1.06	0	0	0.25%	-5.5%	12/31/2018	1.06	0	0	0.00%	-5.3%
12/31/2017	1.12	0	0	0.50%	11.6%	12/31/2017	1.12	0	0	0.25%	11.8%	12/31/2017	1.12	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2005 Fund Z6 Class - 06-GHK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73	$76	6
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$73

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$73	60	$1.21
Band 100	-	-	1.24
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$73	60

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1
Mortality & expense charges			-
Net investment income (loss)			1

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			(3)
Net gain (loss)			(2)

Increase (decrease) in net assets from operations			$(1)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1	$-
Net realized gain (loss)		-	-
Realized gain distributions		1	-
Net change in unrealized appreciation (depreciation)		(3)	-

Increase (decrease) in net assets from operations		(1)	-

Contract owner transactions:
Proceeds from units sold		74	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		74	-
Net increase (decrease)		73	-
Net assets, beginning		-	-
Net assets, ending		$73	$-

Units sold		60	-
Units redeemed		-	-
Net increase (decrease)		60	-
Units outstanding, beginning		-	-
Units outstanding, ending		60	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$74
Cost of units redeemed/account charges			-
Net investment income (loss)			1
Net realized gain (loss)			-
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			(3)
Net assets			$73

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	1.25%	2.6%	12/31/2021	$1.24	0	$0	1.00%	2.8%	12/31/2021	$1.23	0	$0	0.75%	3.1%
12/31/2020	1.18	0	0	1.25%	8.2%	12/31/2020	1.20	0	0	1.00%	8.5%	12/31/2020	1.20	0	0	0.75%	8.8%
12/31/2019	1.09	0	0	1.25%	11.4%	12/31/2019	1.11	0	0	1.00%	11.9%	12/31/2019	1.10	0	0	0.75%	12.0%
12/31/2018	0.98	0	0	1.25%	-3.5%	12/31/2018	0.99	0	0	1.00%	-2.3%	12/31/2018	0.98	0	0	0.75%	-3.0%
12/31/2017	1.01	0	0	1.25%	1.2%	12/31/2017	1.01	0	0	1.00%	1.4%	12/31/2017	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	0	$0	0.50%	3.4%	12/31/2021	$1.26	0	$0	0.25%	3.6%	12/31/2021	$1.27	0	$0	0.00%	3.9%
12/31/2020	1.20	0	0	0.50%	9.0%	12/31/2020	1.21	0	0	0.25%	9.3%	12/31/2020	1.22	0	0	0.00%	9.6%
12/31/2019	1.11	0	0	0.50%	12.2%	12/31/2019	1.11	0	0	0.25%	12.5%	12/31/2019	1.12	0	0	0.00%	12.8%
12/31/2018	0.98	0	0	0.50%	-2.8%	12/31/2018	0.99	0	0	0.25%	-2.6%	12/31/2018	0.99	0	0	0.00%	-2.3%
12/31/2017	1.01	0	0	0.50%	1.3%	12/31/2017	1.01	0	0	0.25%	1.3%	12/31/2017	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.7%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,479	$13,168	1,037
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$12,482

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,482	9,914	$1.26
Band 100	-	-	1.29
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$12,482	9,914

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$311
Mortality & expense charges			(94)
Net investment income (loss)			217

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			693
Net change in unrealized appreciation (depreciation)			(689)
Net gain (loss)			3

Increase (decrease) in net assets from operations			$220

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$217	$-
Net realized gain (loss)		(1)	-
Realized gain distributions		693	-
Net change in unrealized appreciation (depreciation)		(689)	-

Increase (decrease) in net assets from operations		220	-

Contract owner transactions:
Proceeds from units sold		12,262	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		12,262	-
Net increase (decrease)		12,482	-
Net assets, beginning		-	-
Net assets, ending		$12,482	$-

Units sold		9,914	-
Units redeemed		-	-
Net increase (decrease)		9,914	-
Units outstanding, beginning		-	-
Units outstanding, ending		9,914	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,262
Cost of units redeemed/account charges			-
Net investment income (loss)			217
Net realized gain (loss)			(1)
Realized gain distributions			693
Net change in unrealized appreciation (depreciation)			(689)
Net assets			$12,482

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	10	$12	1.25%	4.2%	12/31/2021	$1.29	0	$0	1.00%	4.5%	12/31/2021	$1.29	0	$0	0.75%	4.8%
12/31/2020	1.21	0	0	1.25%	9.6%	12/31/2020	1.23	0	0	1.00%	9.9%	12/31/2020	1.23	0	0	0.75%	10.2%
12/31/2019	1.10	0	0	1.25%	13.5%	12/31/2019	1.12	0	0	1.00%	14.0%	12/31/2019	1.11	0	0	0.75%	14.1%
12/31/2018	0.97	0	0	1.25%	-4.3%	12/31/2018	0.98	0	0	1.00%	-3.1%	12/31/2018	0.98	0	0	0.75%	-3.8%
12/31/2017	1.01	0	0	1.25%	1.5%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	0.50%	5.0%	12/31/2021	$1.31	0	$0	0.25%	5.3%	12/31/2021	$1.33	0	$0	0.00%	5.5%
12/31/2020	1.24	0	0	0.50%	10.4%	12/31/2020	1.25	0	0	0.25%	10.7%	12/31/2020	1.26	0	0	0.00%	11.0%
12/31/2019	1.12	0	0	0.50%	14.3%	12/31/2019	1.13	0	0	0.25%	14.6%	12/31/2019	1.13	0	0	0.00%	14.9%
12/31/2018	0.98	0	0	0.50%	-3.6%	12/31/2018	0.98	0	0	0.25%	-3.4%	12/31/2018	0.98	0	0	0.00%	-3.1%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.6%	12/31/2017	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,792	$17,762	1,389
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$16,796

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,796	12,832	$1.31
Band 100	-	-	1.34
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$16,796	12,832

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$410
Mortality & expense charges			(114)
Net investment income (loss)			296

Gain (loss) on investments:
Net realized gain (loss)			(10)
Realized gain distributions			1,032
Net change in unrealized appreciation (depreciation)			(970)
Net gain (loss)			52

Increase (decrease) in net assets from operations			$348

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$296	$-
Net realized gain (loss)		(10)	-
Realized gain distributions		1,032	-
Net change in unrealized appreciation (depreciation)		(970)	-

Increase (decrease) in net assets from operations		348	-

Contract owner transactions:
Proceeds from units sold		17,614	-
Cost of units redeemed		(1,166)	-
Account charges		-	-
Increase (decrease)		16,448	-
Net increase (decrease)		16,796	-
Net assets, beginning		-	-
Net assets, ending		$16,796	$-

Units sold		13,718	-
Units redeemed		(886)	-
Net increase (decrease)		12,832	-
Units outstanding, beginning		-	-
Units outstanding, ending		12,832	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$17,614
Cost of units redeemed/account charges			(1,166)
Net investment income (loss)			296
Net realized gain (loss)			(10)
Realized gain distributions			1,032
Net change in unrealized appreciation (depreciation)			(970)
Net assets			$16,796

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	13	$17	1.25%	5.9%	12/31/2021	$1.34	0	$0	1.00%	6.1%	12/31/2021	$1.34	0	$0	0.75%	6.4%
12/31/2020	1.24	0	0	1.25%	10.9%	12/31/2020	1.26	0	0	1.00%	11.2%	12/31/2020	1.26	0	0	0.75%	11.5%
12/31/2019	1.11	0	0	1.25%	15.6%	12/31/2019	1.14	0	0	1.00%	16.1%	12/31/2019	1.13	0	0	0.75%	16.1%
12/31/2018	0.96	0	0	1.25%	-5.1%	12/31/2018	0.98	0	0	1.00%	-3.9%	12/31/2018	0.97	0	0	0.75%	-4.6%
12/31/2017	1.02	0	0	1.25%	1.7%	12/31/2017	1.02	0	0	1.00%	1.8%	12/31/2017	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	0.50%	6.6%	12/31/2021	$1.36	0	$0	0.25%	6.9%	12/31/2021	$1.38	0	$0	0.00%	7.2%
12/31/2020	1.27	0	0	0.50%	11.8%	12/31/2020	1.28	0	0	0.25%	12.0%	12/31/2020	1.29	0	0	0.00%	12.3%
12/31/2019	1.13	0	0	0.50%	16.4%	12/31/2019	1.14	0	0	0.25%	16.7%	12/31/2019	1.14	0	0	0.00%	17.0%
12/31/2018	0.97	0	0	0.50%	-4.4%	12/31/2018	0.98	0	0	0.25%	-4.1%	12/31/2018	0.98	0	0	0.00%	-3.9%
12/31/2017	1.02	0	0	0.50%	1.8%	12/31/2017	1.02	0	0	0.25%	1.8%	12/31/2017	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.9%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	1.25%	7.5%	12/31/2021	$1.39	0	$0	1.00%	7.8%	12/31/2021	$1.39	0	$0	0.75%	8.0%
12/31/2020	1.26	0	0	1.25%	12.1%	12/31/2020	1.29	0	0	1.00%	12.4%	12/31/2020	1.28	0	0	0.75%	12.7%
12/31/2019	1.13	0	0	1.25%	17.4%	12/31/2019	1.15	0	0	1.00%	18.0%	12/31/2019	1.14	0	0	0.75%	18.0%
12/31/2018	0.96	0	0	1.25%	-5.9%	12/31/2018	0.97	0	0	1.00%	-4.7%	12/31/2018	0.96	0	0	0.75%	-5.4%
12/31/2017	1.02	0	0	1.25%	1.9%	12/31/2017	1.02	0	0	1.00%	2.0%	12/31/2017	1.02	0	0	0.75%	2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	8.3%	12/31/2021	$1.41	0	$0	0.25%	8.6%	12/31/2021	$1.43	0	$0	0.00%	8.8%
12/31/2020	1.29	0	0	0.50%	13.0%	12/31/2020	1.30	0	0	0.25%	13.2%	12/31/2020	1.31	0	0	0.00%	13.5%
12/31/2019	1.14	0	0	0.50%	18.3%	12/31/2019	1.15	0	0	0.25%	18.6%	12/31/2019	1.16	0	0	0.00%	18.9%
12/31/2018	0.97	0	0	0.50%	-5.2%	12/31/2018	0.97	0	0	0.25%	-4.9%	12/31/2018	0.97	0	0	0.00%	-4.7%
12/31/2017	1.02	0	0	0.50%	2.0%	12/31/2017	1.02	0	0	0.25%	2.0%	12/31/2017	1.02	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$523,130	$547,611	36,358
Receivables: investments sold	429
Payables: investments purchased	-
Net assets	$523,559

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$523,559	375,462	$1.39
Band 100	-	-	1.43
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$523,559	375,462

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$12,344
Mortality & expense charges			(3,353)
Net investment income (loss)			8,991

Gain (loss) on investments:
Net realized gain (loss)			42
Realized gain distributions			28,404
Net change in unrealized appreciation (depreciation)			(24,481)
Net gain (loss)			3,965

Increase (decrease) in net assets from operations			$12,956

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,991	$-
Net realized gain (loss)		42	-
Realized gain distributions		28,404	-
Net change in unrealized appreciation (depreciation)		(24,481)	-

Increase (decrease) in net assets from operations		12,956	-

Contract owner transactions:
Proceeds from units sold		532,137	-
Cost of units redeemed		(21,492)	-
Account charges		(42)	-
Increase (decrease)		510,603	-
Net increase (decrease)		523,559	-
Net assets, beginning		-	-
Net assets, ending		$523,559	$-

Units sold		390,894	-
Units redeemed		(15,432)	-
Net increase (decrease)		375,462	-
Units outstanding, beginning		-	-
Units outstanding, ending		375,462	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$532,137
Cost of units redeemed/account charges			(21,534)
Net investment income (loss)			8,991
Net realized gain (loss)			42
Realized gain distributions			28,404
Net change in unrealized appreciation (depreciation)			(24,481)
Net assets			$523,559

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	375	$524	1.25%	8.7%	12/31/2021	$1.43	0	$0	1.00%	8.9%	12/31/2021	$1.42	0	$0	0.75%	9.2%
12/31/2020	1.28	0	0	1.25%	13.0%	12/31/2020	1.31	0	0	1.00%	13.2%	12/31/2020	1.30	0	0	0.75%	13.5%
12/31/2019	1.14	0	0	1.25%	19.0%	12/31/2019	1.16	0	0	1.00%	19.5%	12/31/2019	1.15	0	0	0.75%	19.6%
12/31/2018	0.95	0	0	1.25%	-6.4%	12/31/2018	0.97	0	0	1.00%	-5.2%	12/31/2018	0.96	0	0	0.75%	-5.9%
12/31/2017	1.02	0	0	1.25%	2.0%	12/31/2017	1.02	0	0	1.00%	2.2%	12/31/2017	1.02	0	0	0.75%	2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	9.5%	12/31/2021	$1.45	0	$0	0.25%	9.8%	12/31/2021	$1.47	0	$0	0.00%	10.0%
12/31/2020	1.31	0	0	0.50%	13.8%	12/31/2020	1.32	0	0	0.25%	14.1%	12/31/2020	1.33	0	0	0.00%	14.4%
12/31/2019	1.15	0	0	0.50%	19.9%	12/31/2019	1.16	0	0	0.25%	20.2%	12/31/2019	1.17	0	0	0.00%	20.5%
12/31/2018	0.96	0	0	0.50%	-5.7%	12/31/2018	0.97	0	0	0.25%	-5.5%	12/31/2018	0.97	0	0	0.00%	-5.2%
12/31/2017	1.02	0	0	0.50%	2.1%	12/31/2017	1.02	0	0	0.25%	2.1%	12/31/2017	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.7%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$425,893	$443,983	27,045
Receivables: investments sold	74
Payables: investments purchased	-
Net assets	$425,967

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$425,967	295,239	$1.44
Band 100	-	-	1.48
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.50
Band 0	-	-	1.52
Total	$425,967	295,239

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,949
Mortality & expense charges			(3,379)
Net investment income (loss)			6,570

Gain (loss) on investments:
Net realized gain (loss)			498
Realized gain distributions			28,012
Net change in unrealized appreciation (depreciation)			(18,090)
Net gain (loss)			10,420

Increase (decrease) in net assets from operations			$16,990

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,570	$-
Net realized gain (loss)		498	-
Realized gain distributions		28,012	-
Net change in unrealized appreciation (depreciation)		(18,090)	-

Increase (decrease) in net assets from operations		16,990	-

Contract owner transactions:
Proceeds from units sold		447,560	-
Cost of units redeemed		(38,459)	-
Account charges		(124)	-
Increase (decrease)		408,977	-
Net increase (decrease)		425,967	-
Net assets, beginning		-	-
Net assets, ending		$425,967	$-

Units sold		321,714	-
Units redeemed		(26,475)	-
Net increase (decrease)		295,239	-
Units outstanding, beginning		-	-
Units outstanding, ending		295,239	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$447,560
Cost of units redeemed/account charges			(38,583)
Net investment income (loss)			6,570
Net realized gain (loss)			498
Realized gain distributions			28,012
Net change in unrealized appreciation (depreciation)			(18,090)
Net assets			$425,967

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	295	$426	1.25%	10.0%	12/31/2021	$1.48	0	$0	1.00%	10.2%	12/31/2021	$1.47	0	$0	0.75%	10.5%
12/31/2020	1.31	0	0	1.25%	13.9%	12/31/2020	1.34	0	0	1.00%	14.2%	12/31/2020	1.33	0	0	0.75%	14.5%
12/31/2019	1.15	0	0	1.25%	21.5%	12/31/2019	1.17	0	0	1.00%	22.1%	12/31/2019	1.16	0	0	0.75%	22.1%
12/31/2018	0.95	0	0	1.25%	-7.5%	12/31/2018	0.96	0	0	1.00%	-6.3%	12/31/2018	0.95	0	0	0.75%	-7.0%
12/31/2017	1.02	0	0	1.25%	2.5%	12/31/2017	1.03	0	0	1.00%	2.6%	12/31/2017	1.03	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	0.50%	10.8%	12/31/2021	$1.50	0	$0	0.25%	11.1%	12/31/2021	$1.52	0	$0	0.00%	11.3%
12/31/2020	1.34	0	0	0.50%	14.8%	12/31/2020	1.35	0	0	0.25%	15.0%	12/31/2020	1.36	0	0	0.00%	15.3%
12/31/2019	1.17	0	0	0.50%	22.4%	12/31/2019	1.18	0	0	0.25%	22.7%	12/31/2019	1.18	0	0	0.00%	23.0%
12/31/2018	0.96	0	0	0.50%	-6.8%	12/31/2018	0.96	0	0	0.25%	-6.5%	12/31/2018	0.96	0	0	0.00%	-6.3%
12/31/2017	1.03	0	0	0.50%	2.5%	12/31/2017	1.03	0	0	0.25%	2.6%	12/31/2017	1.03	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.7%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$751,179	$778,440	52,046
Receivables: investments sold	84,166
Payables: investments purchased	-
Net assets	$835,345

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$835,345	550,825	$1.52
Band 100	-	-	1.55
Band 75	-	-	1.55
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$835,345	550,825

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16,838
Mortality & expense charges			(5,783)
Net investment income (loss)			11,055

Gain (loss) on investments:
Net realized gain (loss)			(345)
Realized gain distributions			49,952
Net change in unrealized appreciation (depreciation)			(27,261)
Net gain (loss)			22,346

Increase (decrease) in net assets from operations			$33,401

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,055	$-
Net realized gain (loss)		(345)	-
Realized gain distributions		49,952	-
Net change in unrealized appreciation (depreciation)		(27,261)	-

Increase (decrease) in net assets from operations		33,401	-

Contract owner transactions:
Proceeds from units sold		844,289	-
Cost of units redeemed		(42,104)	-
Account charges		(241)	-
Increase (decrease)		801,944	-
Net increase (decrease)		835,345	-
Net assets, beginning		-	-
Net assets, ending		$835,345	$-

Units sold		579,319	-
Units redeemed		(28,494)	-
Net increase (decrease)		550,825	-
Units outstanding, beginning		-	-
Units outstanding, ending		550,825	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$844,289
Cost of units redeemed/account charges			(42,345)
Net investment income (loss)			11,055
Net realized gain (loss)			(345)
Realized gain distributions			49,952
Net change in unrealized appreciation (depreciation)			(27,261)
Net assets			$835,345

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	551	$835	1.25%	12.7%	12/31/2021	$1.55	0	$0	1.00%	13.0%	12/31/2021	$1.55	0	$0	0.75%	13.2%
12/31/2020	1.35	0	0	1.25%	15.3%	12/31/2020	1.37	0	0	1.00%	15.6%	12/31/2020	1.37	0	0	0.75%	15.9%
12/31/2019	1.17	0	0	1.25%	24.4%	12/31/2019	1.19	0	0	1.00%	25.0%	12/31/2019	1.18	0	0	0.75%	25.0%
12/31/2018	0.94	0	0	1.25%	-8.7%	12/31/2018	0.95	0	0	1.00%	-7.6%	12/31/2018	0.94	0	0	0.75%	-8.3%
12/31/2017	1.03	0	0	1.25%	2.8%	12/31/2017	1.03	0	0	1.00%	3.0%	12/31/2017	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	0	$0	0.50%	13.5%	12/31/2021	$1.58	0	$0	0.25%	13.8%	12/31/2021	$1.60	0	$0	0.00%	14.1%
12/31/2020	1.38	0	0	0.50%	16.2%	12/31/2020	1.39	0	0	0.25%	16.5%	12/31/2020	1.40	0	0	0.00%	16.7%
12/31/2019	1.19	0	0	0.50%	25.4%	12/31/2019	1.19	0	0	0.25%	25.7%	12/31/2019	1.20	0	0	0.00%	26.0%
12/31/2018	0.95	0	0	0.50%	-8.0%	12/31/2018	0.95	0	0	0.25%	-7.8%	12/31/2018	0.95	0	0	0.00%	-7.6%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	2.9%	12/31/2017	1.03	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$698,563	$724,962	39,671
Receivables: investments sold	837
Payables: investments purchased	-
Net assets	$699,400

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$699,400	447,466	$1.56
Band 100	-	-	1.60
Band 75	-	-	1.60
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.65
Total	$699,400	447,466

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$15,437
Mortality & expense charges			(5,092)
Net investment income (loss)			10,345

Gain (loss) on investments:
Net realized gain (loss)			28
Realized gain distributions			47,490
Net change in unrealized appreciation (depreciation)			(26,399)
Net gain (loss)			21,119

Increase (decrease) in net assets from operations			$31,464

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,345	$-
Net realized gain (loss)		28	-
Realized gain distributions		47,490	-
Net change in unrealized appreciation (depreciation)		(26,399)	-

Increase (decrease) in net assets from operations		31,464	-

Contract owner transactions:
Proceeds from units sold		744,922	-
Cost of units redeemed		(76,660)	-
Account charges		(326)	-
Increase (decrease)		667,936	-
Net increase (decrease)		699,400	-
Net assets, beginning		-	-
Net assets, ending		$699,400	$-

Units sold		497,395	-
Units redeemed		(49,929)	-
Net increase (decrease)		447,466	-
Units outstanding, beginning		-	-
Units outstanding, ending		447,466	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$744,922
Cost of units redeemed/account charges			(76,986)
Net investment income (loss)			10,345
Net realized gain (loss)			28
Realized gain distributions			47,490
Net change in unrealized appreciation (depreciation)			(26,399)
Net assets			$699,400

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	447	$699	1.25%	14.8%	12/31/2021	$1.60	0	$0	1.00%	15.1%	12/31/2021	$1.60	0	$0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.2%	12/31/2020	1.39	0	0	1.00%	16.5%	12/31/2020	1.38	0	0	0.75%	16.8%
12/31/2019	1.17	0	0	1.25%	25.4%	12/31/2019	1.19	0	0	1.00%	26.0%	12/31/2019	1.18	0	0	0.75%	26.0%
12/31/2018	0.93	0	0	1.25%	-9.2%	12/31/2018	0.95	0	0	1.00%	-8.1%	12/31/2018	0.94	0	0	0.75%	-8.8%
12/31/2017	1.03	0	0	1.25%	2.9%	12/31/2017	1.03	0	0	1.00%	3.0%	12/31/2017	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	0	$0	0.50%	15.7%	12/31/2021	$1.63	0	$0	0.25%	16.0%	12/31/2021	$1.65	0	$0	0.00%	16.3%
12/31/2020	1.39	0	0	0.50%	17.1%	12/31/2020	1.40	0	0	0.25%	17.4%	12/31/2020	1.42	0	0	0.00%	17.7%
12/31/2019	1.19	0	0	0.50%	26.4%	12/31/2019	1.20	0	0	0.25%	26.7%	12/31/2019	1.20	0	0	0.00%	27.0%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.3%	12/31/2018	0.95	0	0	0.00%	-8.1%
12/31/2017	1.03	0	0	0.50%	3.0%	12/31/2017	1.03	0	0	0.25%	3.0%	12/31/2017	1.03	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.4%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$304,146	$314,960	21,879
Receivables: investments sold	202
Payables: investments purchased	-
Net assets	$304,348

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$304,348	194,836	$1.56
Band 100	-	-	1.60
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.64
Total	$304,348	194,836

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,722
Mortality & expense charges			(2,080)
Net investment income (loss)			4,642

Gain (loss) on investments:
Net realized gain (loss)			179
Realized gain distributions			19,059
Net change in unrealized appreciation (depreciation)			(10,814)
Net gain (loss)			8,424

Increase (decrease) in net assets from operations			$13,066

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,642	$-
Net realized gain (loss)		179	-
Realized gain distributions		19,059	-
Net change in unrealized appreciation (depreciation)		(10,814)	-

Increase (decrease) in net assets from operations		13,066	-

Contract owner transactions:
Proceeds from units sold		325,284	-
Cost of units redeemed		(33,780)	-
Account charges		(222)	-
Increase (decrease)		291,282	-
Net increase (decrease)		304,348	-
Net assets, beginning		-	-
Net assets, ending		$304,348	$-

Units sold		216,797	-
Units redeemed		(21,961)	-
Net increase (decrease)		194,836	-
Units outstanding, beginning		-	-
Units outstanding, ending		194,836	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$325,284
Cost of units redeemed/account charges			(34,002)
Net investment income (loss)			4,642
Net realized gain (loss)			179
Realized gain distributions			19,059
Net change in unrealized appreciation (depreciation)			(10,814)
Net assets			$304,348

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	195	$304	1.25%	14.8%	12/31/2021	$1.60	0	$0	1.00%	15.1%	12/31/2021	$1.59	0	$0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.2%	12/31/2020	1.39	0	0	1.00%	16.5%	12/31/2020	1.38	0	0	0.75%	16.8%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.19	0	0	1.00%	25.9%	12/31/2019	1.18	0	0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%
12/31/2017	1.03	0	0	1.25%	2.8%	12/31/2017	1.03	0	0	1.00%	3.0%	12/31/2017	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	0	$0	0.50%	15.7%	12/31/2021	$1.63	0	$0	0.25%	16.0%	12/31/2021	$1.64	0	$0	0.00%	16.2%
12/31/2020	1.39	0	0	0.50%	17.1%	12/31/2020	1.40	0	0	0.25%	17.4%	12/31/2020	1.41	0	0	0.00%	17.7%
12/31/2019	1.19	0	0	0.50%	26.3%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	2.9%	12/31/2017	1.03	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.4%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$625,500	$647,916	45,016
Receivables: investments sold	1,576
Payables: investments purchased	-
Net assets	$627,076

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$627,076	401,433	$1.56
Band 100	-	-	1.60
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.64
Total	$627,076	401,433

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,980
Mortality & expense charges			(3,960)
Net investment income (loss)			10,020

Gain (loss) on investments:
Net realized gain (loss)			334
Realized gain distributions			35,496
Net change in unrealized appreciation (depreciation)			(22,416)
Net gain (loss)			13,414

Increase (decrease) in net assets from operations			$23,434

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,020	$-
Net realized gain (loss)		334	-
Realized gain distributions		35,496	-
Net change in unrealized appreciation (depreciation)		(22,416)	-

Increase (decrease) in net assets from operations		23,434	-

Contract owner transactions:
Proceeds from units sold		627,914	-
Cost of units redeemed		(24,144)	-
Account charges		(128)	-
Increase (decrease)		603,642	-
Net increase (decrease)		627,076	-
Net assets, beginning		-	-
Net assets, ending		$627,076	$-

Units sold		417,046	-
Units redeemed		(15,613)	-
Net increase (decrease)		401,433	-
Units outstanding, beginning		-	-
Units outstanding, ending		401,433	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$627,914
Cost of units redeemed/account charges			(24,272)
Net investment income (loss)			10,020
Net realized gain (loss)			334
Realized gain distributions			35,496
Net change in unrealized appreciation (depreciation)			(22,416)
Net assets			$627,076

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	401	$627	1.25%	14.8%	12/31/2021	$1.60	0	$0	1.00%	15.1%	12/31/2021	$1.59	0	$0	0.75%	15.3%
12/31/2020	1.36	0	0	1.25%	16.3%	12/31/2020	1.39	0	0	1.00%	16.6%	12/31/2020	1.38	0	0	0.75%	16.9%
12/31/2019	1.17	0	0	1.25%	25.4%	12/31/2019	1.19	0	0	1.00%	25.9%	12/31/2019	1.18	0	0	0.75%	26.0%
12/31/2018	0.93	0	0	1.25%	-9.2%	12/31/2018	0.95	0	0	1.00%	-8.1%	12/31/2018	0.94	0	0	0.75%	-8.7%
12/31/2017	1.03	0	0	1.25%	2.8%	12/31/2017	1.03	0	0	1.00%	2.9%	12/31/2017	1.03	0	0	0.75%	2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	0	$0	0.50%	15.6%	12/31/2021	$1.63	0	$0	0.25%	15.9%	12/31/2021	$1.64	0	$0	0.00%	16.2%
12/31/2020	1.39	0	0	0.50%	17.2%	12/31/2020	1.40	0	0	0.25%	17.5%	12/31/2020	1.42	0	0	0.00%	17.8%
12/31/2019	1.19	0	0	0.50%	26.3%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.3%	12/31/2018	0.95	0	0	0.00%	-8.0%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	2.9%	12/31/2017	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.5%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$541,167	$555,805	34,701
Receivables: investments sold	171
Payables: investments purchased	-
Net assets	$541,338

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$541,338	346,396	$1.56
Band 100	-	-	1.60
Band 75	-	-	1.60
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.65
Total	$541,338	346,396

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11,998
Mortality & expense charges			(3,926)
Net investment income (loss)			8,072

Gain (loss) on investments:
Net realized gain (loss)			(100)
Realized gain distributions			32,119
Net change in unrealized appreciation (depreciation)			(14,638)
Net gain (loss)			17,381

Increase (decrease) in net assets from operations			$25,453

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,072	$-
Net realized gain (loss)		(100)	-
Realized gain distributions		32,119	-
Net change in unrealized appreciation (depreciation)		(14,638)	-

Increase (decrease) in net assets from operations		25,453	-

Contract owner transactions:
Proceeds from units sold		536,271	-
Cost of units redeemed		(20,300)	-
Account charges		(86)	-
Increase (decrease)		515,885	-
Net increase (decrease)		541,338	-
Net assets, beginning		-	-
Net assets, ending		$541,338	$-

Units sold		359,721	-
Units redeemed		(13,325)	-
Net increase (decrease)		346,396	-
Units outstanding, beginning		-	-
Units outstanding, ending		346,396	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$536,271
Cost of units redeemed/account charges			(20,386)
Net investment income (loss)			8,072
Net realized gain (loss)			(100)
Realized gain distributions			32,119
Net change in unrealized appreciation (depreciation)			(14,638)
Net assets			$541,338

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	346	$541	1.25%	14.8%	12/31/2021	$1.60	0	$0	1.00%	15.1%	12/31/2021	$1.60	0	$0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.3%	12/31/2020	1.39	0	0	1.00%	16.6%	12/31/2020	1.38	0	0	0.75%	16.9%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.19	0	0	1.00%	25.9%	12/31/2019	1.18	0	0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-9.2%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%
12/31/2017	1.03	0	0	1.25%	2.8%	12/31/2017	1.03	0	0	1.00%	3.0%	12/31/2017	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	0	$0	0.50%	15.6%	12/31/2021	$1.63	0	$0	0.25%	15.9%	12/31/2021	$1.65	0	$0	0.00%	16.2%
12/31/2020	1.39	0	0	0.50%	17.2%	12/31/2020	1.40	0	0	0.25%	17.5%	12/31/2020	1.42	0	0	0.00%	17.8%
12/31/2019	1.19	0	0	0.50%	26.3%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	2.9%	12/31/2017	1.03	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.4%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,393	$5,572	380
Receivables: investments sold	18
Payables: investments purchased	-
Net assets	$5,411

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,411	3,456	$1.57
Band 100	-	-	1.60
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.63
Band 0	-	-	1.65
Total	$5,411	3,456

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$119
Mortality & expense charges			(13)
Net investment income (loss)			106

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			137
Net change in unrealized appreciation (depreciation)			(179)
Net gain (loss)			(42)

Increase (decrease) in net assets from operations			$64

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$106	$-
Net realized gain (loss)		-	-
Realized gain distributions		137	-
Net change in unrealized appreciation (depreciation)		(179)	-

Increase (decrease) in net assets from operations		64	-

Contract owner transactions:
Proceeds from units sold		5,347	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		5,347	-
Net increase (decrease)		5,411	-
Net assets, beginning		-	-
Net assets, ending		$5,411	$-

Units sold		3,456	-
Units redeemed		-	-
Net increase (decrease)		3,456	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,456	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,347
Cost of units redeemed/account charges			-
Net investment income (loss)			106
Net realized gain (loss)			-
Realized gain distributions			137
Net change in unrealized appreciation (depreciation)			(179)
Net assets			$5,411

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	3	$5	1.25%	14.8%	12/31/2021	$1.60	0	$0	1.00%	15.1%	12/31/2021	$1.60	0	$0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.3%	12/31/2020	1.39	0	0	1.00%	16.6%	12/31/2020	1.39	0	0	0.75%	16.9%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.20	0	0	1.00%	25.9%	12/31/2019	1.19	0	0	0.75%	25.9%
12/31/2018	0.94	0	0	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%
12/31/2017	1.03	0	0	1.25%	3.1%	12/31/2017	1.03	0	0	1.00%	3.2%	12/31/2017	1.03	0	0	0.75%	3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.62	0	$0	0.50%	15.6%	12/31/2021	$1.63	0	$0	0.25%	15.9%	12/31/2021	$1.65	0	$0	0.00%	16.2%
12/31/2020	1.40	0	0	0.50%	17.1%	12/31/2020	1.41	0	0	0.25%	17.4%	12/31/2020	1.42	0	0	0.00%	17.7%
12/31/2019	1.19	0	0	0.50%	26.2%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.95	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%
12/31/2017	1.03	0	0	0.50%	3.2%	12/31/2017	1.03	0	0	0.25%	3.2%	12/31/2017	1.03	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.4%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom Income Fund Z6 Class - 06-GJG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.21
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	0	$0	1.25%	1.9%	12/31/2021	$1.21	0	$0	1.00%	2.2%	12/31/2021	$1.20	0	$0	0.75%	2.5%
12/31/2020	1.16	0	0	1.25%	7.5%	12/31/2020	1.18	0	0	1.00%	7.8%	12/31/2020	1.18	0	0	0.75%	8.1%
12/31/2019	1.08	0	0	1.25%	9.8%	12/31/2019	1.10	0	0	1.00%	10.3%	12/31/2019	1.09	0	0	0.75%	10.4%
12/31/2018	0.98	0	0	1.25%	-2.8%	12/31/2018	0.99	0	0	1.00%	-1.5%	12/31/2018	0.99	0	0	0.75%	-2.3%
12/31/2017	1.01	0	0	1.25%	0.8%	12/31/2017	1.01	0	0	1.00%	0.9%	12/31/2017	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	0.50%	2.7%	12/31/2021	$1.23	0	$0	0.25%	3.0%	12/31/2021	$1.24	0	$0	0.00%	3.2%
12/31/2020	1.19	0	0	0.50%	8.4%	12/31/2020	1.19	0	0	0.25%	8.6%	12/31/2020	1.20	0	0	0.00%	8.9%
12/31/2019	1.09	0	0	0.50%	10.7%	12/31/2019	1.10	0	0	0.25%	10.9%	12/31/2019	1.11	0	0	0.00%	11.2%
12/31/2018	0.99	0	0	0.50%	-2.0%	12/31/2018	0.99	0	0	0.25%	-1.8%	12/31/2018	0.99	0	0	0.00%	-1.5%
12/31/2017	1.01	0	0	0.50%	0.9%	12/31/2017	1.01	0	0	0.25%	0.9%	12/31/2017	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,974,408	$3,998,306	155,970
Receivables: investments sold	-
Payables: investments purchased	(3,626)
Net assets	$4,970,782

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,970,782	2,952,663	$1.68
Band 100	-	-	1.70
Band 75	-	-	1.72
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.78
Total	$4,970,782	2,952,663

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(60,639)
Net investment income (loss)			(60,639)

Gain (loss) on investments:
Net realized gain (loss)			187,661
Realized gain distributions			186,498
Net change in unrealized appreciation (depreciation)			190,442
Net gain (loss)			564,601

Increase (decrease) in net assets from operations			$503,962

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(60,639)	$(31,139)
Net realized gain (loss)		187,661	17,163
Realized gain distributions		186,498	-
Net change in unrealized appreciation (depreciation)		190,442	691,798

Increase (decrease) in net assets from operations		503,962	677,822

Contract owner transactions:
Proceeds from units sold		1,107,829	1,323,111
Cost of units redeemed		(846,135)	(682,548)
Account charges		(665)	(255)
Increase (decrease)		261,029	640,308
Net increase (decrease)		764,991	1,318,130
Net assets, beginning		4,205,791	2,887,661
Net assets, ending		$4,970,782	$4,205,791

Units sold		709,509	988,239
Units redeemed		(531,129)	(515,666)
Net increase (decrease)		178,380	472,573
Units outstanding, beginning		2,774,283	2,301,710
Units outstanding, ending		2,952,663	2,774,283

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,422,834
Cost of units redeemed/account charges			(1,735,653)
Net investment income (loss)			(80,335)
Net realized gain (loss)			201,336
Realized gain distributions			186,498
Net change in unrealized appreciation (depreciation)			976,102
Net assets			$4,970,782

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	2,953	$4,971	1.25%	11.0%	12/31/2021	$1.70	0	$0	1.00%	11.3%	12/31/2021	$1.72	0	$0	0.75%	11.6%
12/31/2020	1.52	2,774	4,206	1.25%	20.8%	12/31/2020	1.53	0	0	1.00%	21.1%	12/31/2020	1.54	0	0	0.75%	21.4%
12/31/2019	1.25	2,302	2,888	1.25%	31.3%	12/31/2019	1.26	0	0	1.00%	31.6%	12/31/2019	1.27	0	0	0.75%	32.0%
12/31/2018	0.96	87	83	1.25%	-13.8%	12/31/2018	0.96	0	0	1.00%	-13.6%	12/31/2018	0.96	0	0	0.75%	-13.4%
12/31/2017	1.11	0	0	1.25%	10.8%	12/31/2017	1.11	0	0	1.00%	11.0%	12/31/2017	1.11	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	0	$0	0.50%	11.9%	12/31/2021	$1.76	0	$0	0.25%	12.2%	12/31/2021	$1.78	0	$0	0.00%	12.4%
12/31/2020	1.56	0	0	0.50%	21.7%	12/31/2020	1.57	0	0	0.25%	22.1%	12/31/2020	1.58	0	0	0.00%	22.4%
12/31/2019	1.28	0	0	0.50%	32.3%	12/31/2019	1.29	0	0	0.25%	32.6%	12/31/2019	1.29	0	0	0.00%	33.0%
12/31/2018	0.97	0	0	0.50%	-13.1%	12/31/2018	0.97	0	0	0.25%	-12.9%	12/31/2018	0.97	0	0	0.00%	-12.7%
12/31/2017	1.11	0	0	0.50%	11.3%	12/31/2017	1.11	0	0	0.25%	11.4%	12/31/2017	1.12	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	1.1%
2018	1.3%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor New Insights Fund Z Class - 06-FVK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.04
Band 100	-	-	2.06
Band 75	-	-	2.08
Band 50	-	-	2.11
Band 25	-	-	2.13
Band 0	-	-	2.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(2,466)
Net realized gain (loss)		-	(46,840)
Realized gain distributions		-	4,074
Net change in unrealized appreciation (depreciation)		-	(10,743)

Increase (decrease) in net assets from operations		-	(55,975)

Contract owner transactions:
Proceeds from units sold		-	15,236
Cost of units redeemed		-	(614,919)
Account charges		-	(24)
Increase (decrease)		-	(599,707)
Net increase (decrease)		-	(655,682)
Net assets, beginning		-	655,682
Net assets, ending		$-	$-

Units sold		-	11,438
Units redeemed		-	(497,829)
Net increase (decrease)		-	(486,391)
Units outstanding, beginning		-	486,391
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$809,813
Cost of units redeemed/account charges			(853,798)
Net investment income (loss)			(7,179)
Net realized gain (loss)			(57,144)
Realized gain distributions			108,308
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.04	0	$0	1.25%	23.2%	12/31/2021	$2.06	0	$0	1.00%	23.5%	12/31/2021	$2.08	0	$0	0.75%	23.9%
12/31/2020	1.65	0	0	1.25%	22.6%	12/31/2020	1.67	0	0	1.00%	22.9%	12/31/2020	1.68	0	0	0.75%	23.2%
12/31/2019	1.35	486	656	1.25%	28.0%	12/31/2019	1.36	0	0	1.00%	28.3%	12/31/2019	1.37	0	0	0.75%	28.6%
12/31/2018	1.05	607	639	1.25%	-5.3%	12/31/2018	1.06	0	0	1.00%	-5.0%	12/31/2018	1.06	0	0	0.75%	-4.8%
12/31/2017	1.11	0	0	1.25%	11.2%	12/31/2017	1.11	0	0	1.00%	11.3%	12/31/2017	1.11	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.11	0	$0	0.50%	24.2%	12/31/2021	$2.13	0	$0	0.25%	24.5%	12/31/2021	$2.15	0	$0	0.00%	24.8%
12/31/2020	1.70	0	0	0.50%	23.5%	12/31/2020	1.71	0	0	0.25%	23.8%	12/31/2020	1.73	0	0	0.00%	24.1%
12/31/2019	1.37	0	0	0.50%	29.0%	12/31/2019	1.38	0	0	0.25%	29.3%	12/31/2019	1.39	0	0	0.00%	29.6%
12/31/2018	1.07	0	0	0.50%	-4.5%	12/31/2018	1.07	0	0	0.25%	-4.3%	12/31/2018	1.07	0	0	0.00%	-4.1%
12/31/2017	1.12	0	0	0.50%	11.6%	12/31/2017	1.12	0	0	0.25%	11.8%	12/31/2017	1.12	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.5%
2018	0.8%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Income Fund I Class - 06-GKP (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	0	$0	1.25%	17.5%	12/31/2021	$1.32	0	$0	1.00%	17.8%	12/31/2021	$1.34	0	$0	0.75%	18.1%
12/31/2020	1.11	0	0	1.25%	-2.3%	12/31/2020	1.12	0	0	1.00%	-2.1%	12/31/2020	1.13	0	0	0.75%	-1.8%
12/31/2019	1.14	0	0	1.25%	16.4%	12/31/2019	1.15	0	0	1.00%	16.7%	12/31/2019	1.15	0	0	0.75%	17.0%
12/31/2018	0.98	0	0	1.25%	-1.9%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.4%
12/31/2017	1.00	0	0	1.25%	-0.1%	12/31/2017	1.00	0	0	1.00%	-0.1%	12/31/2017	1.00	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	0.50%	18.4%	12/31/2021	$1.36	0	$0	0.25%	18.7%	12/31/2021	$1.38	0	$0	0.00%	19.0%
12/31/2020	1.14	0	0	0.50%	-1.6%	12/31/2020	1.15	0	0	0.25%	-1.3%	12/31/2020	1.16	0	0	0.00%	-1.1%
12/31/2019	1.16	0	0	0.50%	17.3%	12/31/2019	1.16	0	0	0.25%	17.6%	12/31/2019	1.17	0	0	0.00%	17.9%
12/31/2018	0.99	0	0	0.50%	-1.1%	12/31/2018	0.99	0	0	0.25%	-0.9%	12/31/2018	0.99	0	0	0.00%	-0.6%
12/31/2017	1.00	0	0	0.50%	-0.1%	12/31/2017	1.00	0	0	0.25%	-0.1%	12/31/2017	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Total Bond Fund Z Class - 06-FVM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,875,056	$8,875,879	805,482
Receivables: investments sold	25,527
Payables: investments purchased	-
Net assets	$8,900,583

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,900,583	7,774,256	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$8,900,583	7,774,256

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$78,883
Mortality & expense charges			(39,684)
Net investment income (loss)			39,199

Gain (loss) on investments:
Net realized gain (loss)			33,576
Realized gain distributions			1,937
Net change in unrealized appreciation (depreciation)			(112,136)
Net gain (loss)			(76,623)

Increase (decrease) in net assets from operations			$(37,424)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39,199	$27,489
Net realized gain (loss)		33,576	12,213
Realized gain distributions		1,937	61,535
Net change in unrealized appreciation (depreciation)		(112,136)	52,453

Increase (decrease) in net assets from operations		(37,424)	153,690

Contract owner transactions:
Proceeds from units sold		7,926,522	1,208,533
Cost of units redeemed		(1,581,563)	(188,855)
Account charges		(2,392)	(1,379)
Increase (decrease)		6,342,567	1,018,299
Net increase (decrease)		6,305,143	1,171,989
Net assets, beginning		2,595,440	1,423,451
Net assets, ending		$8,900,583	$2,595,440

Units sold		6,916,916	1,081,728
Units redeemed		(1,383,220)	(169,641)
Net increase (decrease)		5,533,696	912,087
Units outstanding, beginning		2,240,560	1,328,473
Units outstanding, ending		7,774,256	2,240,560

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$10,835,893
Cost of units redeemed/account charges			(2,152,182)
Net investment income (loss)			100,619
Net realized gain (loss)			52,309
Realized gain distributions			64,767
Net change in unrealized appreciation (depreciation)			(823)
Net assets			$8,900,583

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	7,774	$8,901	1.25%	-1.2%	12/31/2021	$1.16	0	$0	1.00%	-0.9%	12/31/2021	$1.17	0	$0	0.75%	-0.7%
12/31/2020	1.16	2,241	2,595	1.25%	8.1%	12/31/2020	1.17	0	0	1.00%	8.4%	12/31/2020	1.18	0	0	0.75%	8.7%
12/31/2019	1.07	1,328	1,423	1.25%	8.5%	12/31/2019	1.08	0	0	1.00%	8.8%	12/31/2019	1.09	0	0	0.75%	9.1%
12/31/2018	0.99	1,036	1,023	1.25%	-1.8%	12/31/2018	0.99	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.3%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	0	$0	0.50%	-0.4%	12/31/2021	$1.20	0	$0	0.25%	-0.2%	12/31/2021	$1.21	0	$0	0.00%	0.1%
12/31/2020	1.19	0	0	0.50%	8.9%	12/31/2020	1.20	0	0	0.25%	9.2%	12/31/2020	1.21	0	0	0.00%	9.5%
12/31/2019	1.09	0	0	0.50%	9.3%	12/31/2019	1.10	0	0	0.25%	9.6%	12/31/2019	1.11	0	0	0.00%	9.9%
12/31/2018	1.00	0	0	0.50%	-1.1%	12/31/2018	1.00	0	0	0.25%	-0.8%	12/31/2018	1.01	0	0	0.00%	-0.6%
12/31/2017	1.01	0	0	0.50%	1.0%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	2.6%
2019	3.2%
2018	3.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Energy Fund I Class - 06-34W

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$143,703	$102,286	5,033
Receivables: investments sold	1,124
Payables: investments purchased	-
Net assets	$144,827

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$144,827	163,196	$0.89
Band 100	-	-	0.90
Band 75	-	-	0.90
Band 50	-	-	0.91
Band 25	-	-	0.92
Band 0	-	-	0.93
Total	$144,827	163,196

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,143
Mortality & expense charges			(1,413)
Net investment income (loss)			1,730

Gain (loss) on investments:
Net realized gain (loss)			4,393
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			35,762
Net gain (loss)			40,155

Increase (decrease) in net assets from operations			$41,885

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,730	$2,011
Net realized gain (loss)		4,393	(721)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		35,762	5,655

Increase (decrease) in net assets from operations		41,885	6,945

Contract owner transactions:
Proceeds from units sold		45,603	65,397
Cost of units redeemed		(12,701)	(2,275)
Account charges		(27)	-
Increase (decrease)		32,875	63,122
Net increase (decrease)		74,760	70,067
Net assets, beginning		70,067	-
Net assets, ending		$144,827	$70,067

Units sold		74,594	125,852
Units redeemed		(32,267)	(4,983)
Net increase (decrease)		42,327	120,869
Units outstanding, beginning		120,869	-
Units outstanding, ending		163,196	120,869

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$571,061
Cost of units redeemed/account charges			(447,328)
Net investment income (loss)			264
Net realized gain (loss)			(20,587)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			41,417
Net assets			$144,827

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.89	163	$145	1.25%	53.1%	12/31/2021	$0.90	0	$0	1.00%	53.5%	12/31/2021	$0.90	0	$0	0.75%	53.9%
12/31/2020	0.58	121	70	1.25%	-33.3%	12/31/2020	0.58	0	0	1.00%	-33.2%	12/31/2020	0.59	0	0	0.75%	-33.0%
12/31/2019	0.87	0	0	1.25%	8.7%	12/31/2019	0.87	0	0	1.00%	9.0%	12/31/2019	0.88	0	0	0.75%	9.3%
12/31/2018	0.80	0	0	1.25%	-20.0%	12/31/2018	0.80	0	0	1.00%	-19.8%	12/31/2018	0.80	0	0	0.75%	-19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.91	0	$0	0.50%	54.2%	12/31/2021	$0.92	0	$0	0.25%	54.6%	12/31/2021	$0.93	0	$0	0.00%	55.0%
12/31/2020	0.59	0	0	0.50%	-32.8%	12/31/2020	0.60	0	0	0.25%	-32.7%	12/31/2020	0.60	0	0	0.00%	-32.5%
12/31/2019	0.88	0	0	0.50%	9.5%	12/31/2019	0.89	0	0	0.25%	9.8%	12/31/2019	0.89	0	0	0.00%	10.1%
12/31/2018	0.80	0	0	0.50%	-19.5%	12/31/2018	0.81	0	0	0.25%	-19.4%	12/31/2018	0.81	0	0	0.00%	-19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.9%
2020	6.4%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Energy Fund M Class - 06-34X

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,834	$133,645	4,860
Receivables: investments sold	125
Payables: investments purchased	-
Net assets	$135,959

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$135,959	156,584	$0.87
Band 100	-	-	0.88
Band 75	-	-	0.88
Band 50	-	-	0.89
Band 25	-	-	0.90
Band 0	-	-	0.91
Total	$135,959	156,584

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,024
Mortality & expense charges			(2,544)
Net investment income (loss)			(520)

Gain (loss) on investments:
Net realized gain (loss)			(5,814)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			17,508
Net gain (loss)			11,694

Increase (decrease) in net assets from operations			$11,174

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(520)	$754
Net realized gain (loss)		(5,814)	(1,987)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		17,508	(14,649)

Increase (decrease) in net assets from operations		11,174	(15,882)

Contract owner transactions:
Proceeds from units sold		794,305	13,713
Cost of units redeemed		(713,022)	(2,628)
Account charges		(23)	(6)
Increase (decrease)		81,260	11,079
Net increase (decrease)		92,434	(4,803)
Net assets, beginning		43,525	48,328
Net assets, ending		$135,959	$43,525

Units sold		1,051,542	25,190
Units redeemed		(971,267)	(5,031)
Net increase (decrease)		80,275	20,159
Units outstanding, beginning		76,309	56,150
Units outstanding, ending		156,584	76,309

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$861,932
Cost of units redeemed/account charges			(720,429)
Net investment income (loss)			269
Net realized gain (loss)			(8,002)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,189
Net assets			$135,959

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.87	157	$136	1.25%	52.2%	12/31/2021	$0.88	0	$0	1.00%	52.6%	12/31/2021	$0.88	0	$0	0.75%	53.0%
12/31/2020	0.57	76	44	1.25%	-33.7%	12/31/2020	0.57	0	0	1.00%	-33.6%	12/31/2020	0.58	0	0	0.75%	-33.4%
12/31/2019	0.86	56	48	1.25%	8.1%	12/31/2019	0.86	0	0	1.00%	8.4%	12/31/2019	0.87	0	0	0.75%	8.6%
12/31/2018	0.80	0	0	1.25%	-20.4%	12/31/2018	0.80	0	0	1.00%	-20.2%	12/31/2018	0.80	0	0	0.75%	-20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.89	0	$0	0.50%	53.4%	12/31/2021	$0.90	0	$0	0.25%	53.8%	12/31/2021	$0.91	0	$0	0.00%	54.1%
12/31/2020	0.58	0	0	0.50%	-33.2%	12/31/2020	0.59	0	0	0.25%	-33.1%	12/31/2020	0.59	0	0	0.00%	-32.9%
12/31/2019	0.87	0	0	0.50%	8.9%	12/31/2019	0.88	0	0	0.25%	9.2%	12/31/2019	0.88	0	0	0.00%	9.5%
12/31/2018	0.80	0	0	0.50%	-19.9%	12/31/2018	0.80	0	0	0.25%	-19.7%	12/31/2018	0.80	0	0	0.00%	-19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	2.6%
2019	2.4%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Mid Cap Value Fund Z Class - 06-3HN (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	1.25%	32.4%	12/31/2021	$1.35	0	$0	1.00%	32.8%	12/31/2021	$1.36	0	$0	0.75%	33.1%
12/31/2020	1.01	0	0	1.25%	-0.1%	12/31/2020	1.01	0	0	1.00%	0.2%	12/31/2020	1.02	0	0	0.75%	0.4%
12/31/2019	1.01	0	0	1.25%	22.2%	12/31/2019	1.01	0	0	1.00%	22.5%	12/31/2019	1.02	0	0	0.75%	22.8%
12/31/2018	0.83	0	0	1.25%	-17.4%	12/31/2018	0.83	0	0	1.00%	-17.3%	12/31/2018	0.83	0	0	0.75%	-17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	0.50%	33.4%	12/31/2021	$1.38	0	$0	0.25%	33.8%	12/31/2021	$1.39	0	$0	0.00%	34.1%
12/31/2020	1.03	0	0	0.50%	0.7%	12/31/2020	1.03	0	0	0.25%	0.9%	12/31/2020	1.04	0	0	0.00%	1.2%
12/31/2019	1.02	0	0	0.50%	23.1%	12/31/2019	1.02	0	0	0.25%	23.4%	12/31/2019	1.03	0	0	0.00%	23.7%
12/31/2018	0.83	0	0	0.50%	-17.2%	12/31/2018	0.83	0	0	0.25%	-17.1%	12/31/2018	0.83	0	0	0.00%	-17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity International Index Fund - 06-3HX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,929,583	$3,806,722	81,455
Receivables: investments sold	85,373
Payables: investments purchased	-
Net assets	$4,014,956

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,014,956	3,196,158	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$4,014,956	3,196,158

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$118,637
Mortality & expense charges			(49,920)
Net investment income (loss)			68,717

Gain (loss) on investments:
Net realized gain (loss)			374,606
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(187,860)
Net gain (loss)			186,746

Increase (decrease) in net assets from operations			$255,463

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$68,717	$19,683
Net realized gain (loss)		374,606	(43,550)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(187,860)	310,915

Increase (decrease) in net assets from operations		255,463	287,048

Contract owner transactions:
Proceeds from units sold		3,605,289	2,135,104
Cost of units redeemed		(1,926,453)	(764,682)
Account charges		(12,033)	(2,544)
Increase (decrease)		1,666,803	1,367,878
Net increase (decrease)		1,922,266	1,654,926
Net assets, beginning		2,092,690	437,764
Net assets, ending		$4,014,956	$2,092,690

Units sold		2,967,895	2,233,816
Units redeemed		(1,605,273)	(810,018)
Net increase (decrease)		1,362,622	1,423,798
Units outstanding, beginning		1,833,536	409,738
Units outstanding, ending		3,196,158	1,833,536

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,176,656
Cost of units redeemed/account charges			(2,715,811)
Net investment income (loss)			100,194
Net realized gain (loss)			331,056
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			122,861
Net assets			$4,014,956

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	3,196	$4,015	1.25%	10.1%	12/31/2021	$1.27	0	$0	1.00%	10.3%	12/31/2021	$1.28	0	$0	0.75%	10.6%
12/31/2020	1.14	1,834	2,093	1.25%	6.8%	12/31/2020	1.15	0	0	1.00%	7.1%	12/31/2020	1.15	0	0	0.75%	7.4%
12/31/2019	1.07	410	438	1.25%	20.5%	12/31/2019	1.07	0	0	1.00%	20.8%	12/31/2019	1.08	0	0	0.75%	21.1%
12/31/2018	0.89	0	0	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	10.9%	12/31/2021	$1.30	0	$0	0.25%	11.2%	12/31/2021	$1.31	0	$0	0.00%	11.4%
12/31/2020	1.16	0	0	0.50%	7.6%	12/31/2020	1.17	0	0	0.25%	7.9%	12/31/2020	1.18	0	0	0.00%	8.2%
12/31/2019	1.08	0	0	0.50%	21.4%	12/31/2019	1.08	0	0	0.25%	21.7%	12/31/2019	1.09	0	0	0.00%	22.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.9%
2020	3.0%
2019	5.6%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Mid Cap Index Fund - 06-3HW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,187,681	$13,419,829	508,028
Receivables: investments sold	64,160
Payables: investments purchased	-
Net assets	$16,251,841

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,251,841	10,617,032	$1.53
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$16,251,841	10,617,032

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$171,328
Mortality & expense charges			(179,165)
Net investment income (loss)			(7,837)

Gain (loss) on investments:
Net realized gain (loss)			1,161,219
Realized gain distributions			352,577
Net change in unrealized appreciation (depreciation)			1,033,014
Net gain (loss)			2,546,810

Increase (decrease) in net assets from operations			$2,538,973

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,837)	$47,678
Net realized gain (loss)		1,161,219	60,451
Realized gain distributions		352,577	113,143
Net change in unrealized appreciation (depreciation)		1,033,014	1,525,242

Increase (decrease) in net assets from operations		2,538,973	1,746,514

Contract owner transactions:
Proceeds from units sold		8,240,825	6,737,853
Cost of units redeemed		(5,691,718)	(3,044,702)
Account charges		(8,983)	(10,462)
Increase (decrease)		2,540,124	3,682,689
Net increase (decrease)		5,079,097	5,429,203
Net assets, beginning		11,172,744	5,743,541
Net assets, ending		$16,251,841	$11,172,744

Units sold		6,287,767	6,488,481
Units redeemed		(4,505,339)	(2,906,531)
Net increase (decrease)		1,782,428	3,581,950
Units outstanding, beginning		8,834,604	5,252,654
Units outstanding, ending		10,617,032	8,834,604

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$21,380,666
Cost of units redeemed/account charges			(9,735,712)
Net investment income (loss)			72,340
Net realized gain (loss)			1,224,393
Realized gain distributions			542,302
Net change in unrealized appreciation (depreciation)			2,767,852
Net assets			$16,251,841

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	10,617	$16,252	1.25%	21.0%	12/31/2021	$1.54	0	$0	1.00%	21.3%	12/31/2021	$1.56	0	$0	0.75%	21.6%
12/31/2020	1.26	8,835	11,173	1.25%	15.7%	12/31/2020	1.27	0	0	1.00%	15.9%	12/31/2020	1.28	0	0	0.75%	16.2%
12/31/2019	1.09	5,253	5,744	1.25%	28.9%	12/31/2019	1.10	0	0	1.00%	29.2%	12/31/2019	1.10	0	0	0.75%	29.5%
12/31/2018	0.85	0	0	1.25%	-15.2%	12/31/2018	0.85	0	0	1.00%	-15.1%	12/31/2018	0.85	0	0	0.75%	-15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	0.50%	21.9%	12/31/2021	$1.58	0	$0	0.25%	22.3%	12/31/2021	$1.60	0	$0	0.00%	22.6%
12/31/2020	1.29	0	0	0.50%	16.5%	12/31/2020	1.29	0	0	0.25%	16.8%	12/31/2020	1.30	0	0	0.00%	17.1%
12/31/2019	1.10	0	0	0.50%	29.9%	12/31/2019	1.11	0	0	0.25%	30.2%	12/31/2019	1.11	0	0	0.00%	30.5%
12/31/2018	0.85	0	0	0.50%	-14.9%	12/31/2018	0.85	0	0	0.25%	-14.9%	12/31/2018	0.85	0	0	0.00%	-14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.8%
2019	2.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Small Cap Index Fund - 06-3HV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,451,964	$16,013,396	633,962
Receivables: investments sold	20,039
Payables: investments purchased	-
Net assets	$17,472,003

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,472,003	13,326,247	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$17,472,003	13,326,247

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$207,122
Mortality & expense charges			(194,181)
Net investment income (loss)			12,941

Gain (loss) on investments:
Net realized gain (loss)			856,338
Realized gain distributions			441,506
Net change in unrealized appreciation (depreciation)			(87,389)
Net gain (loss)			1,210,455

Increase (decrease) in net assets from operations			$1,223,396

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,941	$3,412
Net realized gain (loss)		856,338	(52,418)
Realized gain distributions		441,506	-
Net change in unrealized appreciation (depreciation)		(87,389)	1,348,710

Increase (decrease) in net assets from operations		1,223,396	1,299,704

Contract owner transactions:
Proceeds from units sold		13,000,774	3,654,094
Cost of units redeemed		(4,286,164)	(1,585,188)
Account charges		(7,848)	(4,526)
Increase (decrease)		8,706,762	2,064,380
Net increase (decrease)		9,930,158	3,364,084
Net assets, beginning		7,541,845	4,177,761
Net assets, ending		$17,472,003	$7,541,845

Units sold		10,783,983	4,016,777
Units redeemed		(3,974,636)	(1,777,657)
Net increase (decrease)		6,809,347	2,239,120
Units outstanding, beginning		6,516,900	4,277,780
Units outstanding, ending		13,326,247	6,516,900

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$22,150,208
Cost of units redeemed/account charges			(7,456,040)
Net investment income (loss)			36,792
Net realized gain (loss)			793,090
Realized gain distributions			509,385
Net change in unrealized appreciation (depreciation)			1,438,568
Net assets			$17,472,003

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	13,326	$17,472	1.25%	13.3%	12/31/2021	$1.32	0	$0	1.00%	13.6%	12/31/2021	$1.33	0	$0	0.75%	13.9%
12/31/2020	1.16	6,517	7,542	1.25%	18.5%	12/31/2020	1.16	0	0	1.00%	18.8%	12/31/2020	1.17	0	0	0.75%	19.1%
12/31/2019	0.98	4,278	4,178	1.25%	24.1%	12/31/2019	0.98	0	0	1.00%	24.5%	12/31/2019	0.98	0	0	0.75%	24.8%
12/31/2018	0.79	0	0	1.25%	-21.3%	12/31/2018	0.79	0	0	1.00%	-21.3%	12/31/2018	0.79	0	0	0.75%	-21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	0.50%	14.1%	12/31/2021	$1.36	0	$0	0.25%	14.4%	12/31/2021	$1.37	0	$0	0.00%	14.7%
12/31/2020	1.18	0	0	0.50%	19.4%	12/31/2020	1.18	0	0	0.25%	19.7%	12/31/2020	1.19	0	0	0.00%	20.0%
12/31/2019	0.99	0	0	0.50%	25.1%	12/31/2019	0.99	0	0	0.25%	25.4%	12/31/2019	0.99	0	0	0.00%	25.7%
12/31/2018	0.79	0	0	0.50%	-21.1%	12/31/2018	0.79	0	0	0.25%	-21.1%	12/31/2018	0.79	0	0	0.00%	-21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	1.2%
2019	2.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Total Market Index Fund - 06-3MR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,458,665	$15,559,391	136,800
Receivables: investments sold	-
Payables: investments purchased	(157,478)
Net assets	$18,301,187

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,301,187	10,593,288	$1.73
Band 100	-	-	1.74
Band 75	-	-	1.76
Band 50	-	-	1.77
Band 25	-	-	1.78
Band 0	-	-	1.80
Total	$18,301,187	10,593,288

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$210,966
Mortality & expense charges			(202,254)
Net investment income (loss)			8,712

Gain (loss) on investments:
Net realized gain (loss)			360,365
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,762,183
Net gain (loss)			3,122,548

Increase (decrease) in net assets from operations			$3,131,260

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,712	$2,449
Net realized gain (loss)		360,365	8,647
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,762,183	137,092

Increase (decrease) in net assets from operations		3,131,260	148,188

Contract owner transactions:
Proceeds from units sold		17,401,159	557,760
Cost of units redeemed		(2,697,858)	(238,912)
Account charges		(410)	(59)
Increase (decrease)		14,702,891	318,789
Net increase (decrease)		17,834,151	466,977
Net assets, beginning		467,036	59
Net assets, ending		$18,301,187	$467,036

Units sold		11,998,728	567,730
Units redeemed		(1,740,895)	(232,326)
Net increase (decrease)		10,257,833	335,404
Units outstanding, beginning		335,455	51
Units outstanding, ending		10,593,288	335,455

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$17,958,979
Cost of units redeemed/account charges			(2,937,239)
Net investment income (loss)			11,161
Net realized gain (loss)			369,012
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,899,274
Net assets			$18,301,187

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.73	10,593	$18,301	1.25%	24.1%	12/31/2021	$1.74	0	$0	1.00%	24.4%	12/31/2021	$1.76	0	$0	0.75%	24.7%
12/31/2020	1.39	335	467	1.25%	19.3%	12/31/2020	1.40	0	0	1.00%	19.6%	12/31/2020	1.41	0	0	0.75%	19.9%
12/31/2019	1.17	0	0	1.25%	29.3%	12/31/2019	1.17	0	0	1.00%	29.6%	12/31/2019	1.17	0	0	0.75%	29.9%
12/31/2018	0.90	0	0	1.25%	-9.7%	12/31/2018	0.90	0	0	1.00%	-9.7%	12/31/2018	0.90	0	0	0.75%	-9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	0	$0	0.50%	25.0%	12/31/2021	$1.78	0	$0	0.25%	25.3%	12/31/2021	$1.80	0	$0	0.00%	25.6%
12/31/2020	1.42	0	0	0.50%	20.2%	12/31/2020	1.42	0	0	0.25%	20.5%	12/31/2020	1.43	0	0	0.00%	20.8%
12/31/2019	1.18	0	0	0.50%	30.3%	12/31/2019	1.18	0	0	0.25%	30.6%	12/31/2019	1.18	0	0	0.00%	30.9%
12/31/2018	0.90	0	0	0.50%	-9.6%	12/31/2018	0.90	0	0	0.25%	-9.5%	12/31/2018	0.91	0	0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	2.6%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity U.S. Bond Index Fund - 06-3HT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,504,470	$3,619,899	294,373
Receivables: investments sold	22,119
Payables: investments purchased	-
Net assets	$3,526,589

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,526,589	3,171,829	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$3,526,589	3,171,829

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$73,367
Mortality & expense charges			(51,348)
Net investment income (loss)			22,019

Gain (loss) on investments:
Net realized gain (loss)			(51,148)
Realized gain distributions			9,477
Net change in unrealized appreciation (depreciation)			(112,800)
Net gain (loss)			(154,471)

Increase (decrease) in net assets from operations			$(132,452)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,019	$22,453
Net realized gain (loss)		(51,148)	54,581
Realized gain distributions		9,477	44,365
Net change in unrealized appreciation (depreciation)		(112,800)	(781)

Increase (decrease) in net assets from operations		(132,452)	120,618

Contract owner transactions:
Proceeds from units sold		1,647,005	6,687,758
Cost of units redeemed		(2,262,702)	(3,255,188)
Account charges		(12,607)	(8,154)
Increase (decrease)		(628,304)	3,424,416
Net increase (decrease)		(760,756)	3,545,034
Net assets, beginning		4,287,345	742,311
Net assets, ending		$3,526,589	$4,287,345

Units sold		1,467,084	6,760,042
Units redeemed		(2,034,795)	(3,709,942)
Net increase (decrease)		(567,711)	3,050,100
Units outstanding, beginning		3,739,540	689,440
Units outstanding, ending		3,171,829	3,739,540

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,199,958
Cost of units redeemed/account charges			(5,660,990)
Net investment income (loss)			45,776
Net realized gain (loss)			3,432
Realized gain distributions			53,842
Net change in unrealized appreciation (depreciation)			(115,429)
Net assets			$3,526,589

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	3,172	$3,527	1.25%	-3.0%	12/31/2021	$1.12	0	$0	1.00%	-2.8%	12/31/2021	$1.13	0	$0	0.75%	-2.5%
12/31/2020	1.15	3,740	4,287	1.25%	6.5%	12/31/2020	1.15	0	0	1.00%	6.7%	12/31/2020	1.16	0	0	0.75%	7.0%
12/31/2019	1.08	689	742	1.25%	7.2%	12/31/2019	1.08	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.7%
12/31/2018	1.00	0	0	1.25%	0.5%	12/31/2018	1.01	0	0	1.00%	0.6%	12/31/2018	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	0	$0	0.50%	-2.3%	12/31/2021	$1.15	0	$0	0.25%	-2.0%	12/31/2021	$1.16	0	$0	0.00%	-1.8%
12/31/2020	1.17	0	0	0.50%	7.3%	12/31/2020	1.17	0	0	0.25%	7.6%	12/31/2020	1.18	0	0	0.00%	7.8%
12/31/2019	1.09	0	0	0.50%	8.0%	12/31/2019	1.09	0	0	0.25%	8.2%	12/31/2019	1.10	0	0	0.00%	8.5%
12/31/2018	1.01	0	0	0.50%	0.8%	12/31/2018	1.01	0	0	0.25%	0.8%	12/31/2018	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	2.5%
2019	0.7%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity 500 Index Fund - 06-3HR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$96,033,955	$76,959,637	574,966
Receivables: investments sold	-
Payables: investments purchased	(980,486)
Net assets	$95,053,469

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,053,469	55,999,386	$1.70
Band 100	-	-	1.71
Band 75	-	-	1.73
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.77
Total	$95,053,469	55,999,386

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$817,419
Mortality & expense charges			(728,212)
Net investment income (loss)			89,207

Gain (loss) on investments:
Net realized gain (loss)			2,336,899
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,781,511
Net gain (loss)			14,118,410

Increase (decrease) in net assets from operations			$14,207,617

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$89,207	$236,858
Net realized gain (loss)		2,336,899	571,073
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,781,511	5,840,077

Increase (decrease) in net assets from operations		14,207,617	6,648,008

Contract owner transactions:
Proceeds from units sold		52,758,249	26,404,106
Cost of units redeemed		(14,943,385)	(11,008,041)
Account charges		(65,969)	(36,202)
Increase (decrease)		37,748,895	15,359,863
Net increase (decrease)		51,956,512	22,007,871
Net assets, beginning		43,096,957	21,089,086
Net assets, ending		$95,053,469	$43,096,957

Units sold		34,007,634	24,733,170
Units redeemed		(10,277,246)	(10,927,238)
Net increase (decrease)		23,730,388	13,805,932
Units outstanding, beginning		32,268,998	18,463,066
Units outstanding, ending		55,999,386	32,268,998

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$101,480,629
Cost of units redeemed/account charges			(29,000,338)
Net investment income (loss)			460,117
Net realized gain (loss)			3,037,813
Realized gain distributions			930
Net change in unrealized appreciation (depreciation)			19,074,318
Net assets			$95,053,469

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	55,999	$95,053	1.25%	27.1%	12/31/2021	$1.71	0	$0	1.00%	27.4%	12/31/2021	$1.73	0	$0	0.75%	27.7%
12/31/2020	1.34	32,269	43,097	1.25%	16.9%	12/31/2020	1.34	0	0	1.00%	17.2%	12/31/2020	1.35	0	0	0.75%	17.5%
12/31/2019	1.14	18,463	21,089	1.25%	29.8%	12/31/2019	1.15	0	0	1.00%	30.2%	12/31/2019	1.15	0	0	0.75%	30.5%
12/31/2018	0.88	3	2	1.25%	-12.0%	12/31/2018	0.88	0	0	1.00%	-11.9%	12/31/2018	0.88	0	0	0.75%	-11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	0	$0	0.50%	28.0%	12/31/2021	$1.76	0	$0	0.25%	28.4%	12/31/2021	$1.77	0	$0	0.00%	28.7%
12/31/2020	1.36	0	0	0.50%	17.8%	12/31/2020	1.37	0	0	0.25%	18.1%	12/31/2020	1.38	0	0	0.00%	18.4%
12/31/2019	1.15	0	0	0.50%	30.8%	12/31/2019	1.16	0	0	0.25%	31.1%	12/31/2019	1.16	0	0	0.00%	31.5%
12/31/2018	0.88	0	0	0.50%	-11.8%	12/31/2018	0.88	0	0	0.25%	-11.7%	12/31/2018	0.88	0	0	0.00%	-11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	2.0%
2019	2.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend Income Fund Z6 Class - 06-44F (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	0	$0	1.25%	1.7%	12/31/2021	$1.13	0	$0	1.00%	2.0%	12/31/2021	$1.14	0	$0	0.75%	2.2%
12/31/2020	1.10	0	0	1.25%	7.5%	12/31/2020	1.11	0	0	1.00%	7.8%	12/31/2020	1.11	0	0	0.75%	8.0%
12/31/2019	1.03	0	0	1.25%	2.6%	12/31/2019	1.03	0	0	1.00%	2.8%	12/31/2019	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	0	$0	0.50%	2.5%	12/31/2021	$1.15	0	$0	0.25%	2.7%	12/31/2021	$1.16	0	$0	0.00%	3.0%
12/31/2020	1.12	0	0	0.50%	8.3%	12/31/2020	1.12	0	0	0.25%	8.6%	12/31/2020	1.12	0	0	0.00%	8.9%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.1%	12/31/2019	1.03	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index Income Fund Investor Class - 06-4F4 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	0	$0	1.25%	1.5%	12/31/2021	$1.11	0	$0	1.00%	1.8%	12/31/2021	$1.12	0	$0	0.75%	2.0%
12/31/2020	1.09	0	0	1.25%	7.2%	12/31/2020	1.09	0	0	1.00%	7.5%	12/31/2020	1.09	0	0	0.75%	7.7%
12/31/2019	1.01	0	0	1.25%	1.4%	12/31/2019	1.02	0	0	1.00%	1.5%	12/31/2019	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	0	$0	0.50%	2.3%	12/31/2021	$1.13	0	$0	0.25%	2.5%	12/31/2021	$1.14	0	$0	0.00%	2.8%
12/31/2020	1.10	0	0	0.50%	8.0%	12/31/2020	1.10	0	0	0.25%	8.3%	12/31/2020	1.10	0	0	0.00%	8.5%
12/31/2019	1.02	0	0	0.50%	1.6%	12/31/2019	1.02	0	0	0.25%	1.7%	12/31/2019	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2020 Fund Z6 Class - 06-43N

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$277,825	$263,504	23,963
Receivables: investments sold	157
Payables: investments purchased	-
Net assets	$277,982

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$277,982	220,082	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$277,982	220,082

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,805
Mortality & expense charges			(3,070)
Net investment income (loss)			3,735

Gain (loss) on investments:
Net realized gain (loss)			277
Realized gain distributions			12,017
Net change in unrealized appreciation (depreciation)			665
Net gain (loss)			12,959

Increase (decrease) in net assets from operations			$16,694

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,735	$651
Net realized gain (loss)		277	1,049
Realized gain distributions		12,017	5,751
Net change in unrealized appreciation (depreciation)		665	13,656

Increase (decrease) in net assets from operations		16,694	21,107

Contract owner transactions:
Proceeds from units sold		54,342	376,375
Cost of units redeemed		-	(190,536)
Account charges		-	-
Increase (decrease)		54,342	185,839
Net increase (decrease)		71,036	206,946
Net assets, beginning		206,946	-
Net assets, ending		$277,982	$206,946

Units sold		44,116	354,235
Units redeemed		-	(178,269)
Net increase (decrease)		44,116	175,966
Units outstanding, beginning		175,966	-
Units outstanding, ending		220,082	175,966

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$430,717
Cost of units redeemed/account charges			(190,536)
Net investment income (loss)			4,386
Net realized gain (loss)			1,326
Realized gain distributions			17,768
Net change in unrealized appreciation (depreciation)			14,321
Net assets			$277,982

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	220	$278	1.25%	7.4%	12/31/2021	$1.27	0	$0	1.00%	7.7%	12/31/2021	$1.28	0	$0	0.75%	7.9%
12/31/2020	1.18	176	207	1.25%	12.1%	12/31/2020	1.18	0	0	1.00%	12.3%	12/31/2020	1.18	0	0	0.75%	12.6%
12/31/2019	1.05	0	0	1.25%	5.0%	12/31/2019	1.05	0	0	1.00%	5.1%	12/31/2019	1.05	0	0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	8.2%	12/31/2021	$1.29	0	$0	0.25%	8.5%	12/31/2021	$1.30	0	$0	0.00%	8.8%
12/31/2020	1.19	0	0	0.50%	12.9%	12/31/2020	1.19	0	0	0.25%	13.2%	12/31/2020	1.20	0	0	0.00%	13.5%
12/31/2019	1.05	0	0	0.50%	5.3%	12/31/2019	1.05	0	0	0.25%	5.4%	12/31/2019	1.06	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.8%
2020	2.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2025 Fund Z6 Class - 06-43P

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,186,142	$1,098,992	100,478
Receivables: investments sold	512
Payables: investments purchased	-
Net assets	$1,186,654

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,186,654	917,284	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.33
Total	$1,186,654	917,284

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$28,494
Mortality & expense charges			(14,127)
Net investment income (loss)			14,367

Gain (loss) on investments:
Net realized gain (loss)			11,251
Realized gain distributions			49,382
Net change in unrealized appreciation (depreciation)			15,998
Net gain (loss)			76,631

Increase (decrease) in net assets from operations			$90,998

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,367	$1,744
Net realized gain (loss)		11,251	(3,945)
Realized gain distributions		49,382	32,802
Net change in unrealized appreciation (depreciation)		15,998	71,152

Increase (decrease) in net assets from operations		90,998	101,753

Contract owner transactions:
Proceeds from units sold		130,111	1,387,712
Cost of units redeemed		(80,144)	(443,776)
Account charges		-	-
Increase (decrease)		49,967	943,936
Net increase (decrease)		140,965	1,045,689
Net assets, beginning		1,045,689	-
Net assets, ending		$1,186,654	$1,045,689

Units sold		102,822	1,295,192
Units redeemed		(63,037)	(417,693)
Net increase (decrease)		39,785	877,499
Units outstanding, beginning		877,499	-
Units outstanding, ending		917,284	877,499

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,517,823
Cost of units redeemed/account charges			(523,920)
Net investment income (loss)			16,111
Net realized gain (loss)			7,306
Realized gain distributions			82,184
Net change in unrealized appreciation (depreciation)			87,150
Net assets			$1,186,654

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	917	$1,187	1.25%	8.6%	12/31/2021	$1.30	0	$0	1.00%	8.8%	12/31/2021	$1.31	0	$0	0.75%	9.1%
12/31/2020	1.19	877	1,046	1.25%	13.0%	12/31/2020	1.20	0	0	1.00%	13.3%	12/31/2020	1.20	0	0	0.75%	13.6%
12/31/2019	1.05	0	0	1.25%	5.5%	12/31/2019	1.06	0	0	1.00%	5.6%	12/31/2019	1.06	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	0.50%	9.4%	12/31/2021	$1.33	0	$0	0.25%	9.6%	12/31/2021	$1.33	0	$0	0.00%	9.9%
12/31/2020	1.20	0	0	0.50%	13.9%	12/31/2020	1.21	0	0	0.25%	14.1%	12/31/2020	1.21	0	0	0.00%	14.4%
12/31/2019	1.06	0	0	0.50%	5.8%	12/31/2019	1.06	0	0	0.25%	5.9%	12/31/2019	1.06	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2030 Fund Z6 Class - 06-43R

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$653,044	$605,229	57,432
Receivables: investments sold	32,124
Payables: investments purchased	-
Net assets	$685,168

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$685,168	515,125	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$685,168	515,125

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$15,675
Mortality & expense charges			(8,540)
Net investment income (loss)			7,135

Gain (loss) on investments:
Net realized gain (loss)			20,373
Realized gain distributions			30,686
Net change in unrealized appreciation (depreciation)			7,872
Net gain (loss)			58,931

Increase (decrease) in net assets from operations			$66,066

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,135	$(231)
Net realized gain (loss)		20,373	(5,885)
Realized gain distributions		30,686	22,381
Net change in unrealized appreciation (depreciation)		7,872	39,943

Increase (decrease) in net assets from operations		66,066	56,208

Contract owner transactions:
Proceeds from units sold		157,425	1,093,221
Cost of units redeemed		(117,696)	(570,056)
Account charges		-	-
Increase (decrease)		39,729	523,165
Net increase (decrease)		105,795	579,373
Net assets, beginning		579,373	-
Net assets, ending		$685,168	$579,373

Units sold		123,058	1,011,166
Units redeemed		(87,119)	(531,980)
Net increase (decrease)		35,939	479,186
Units outstanding, beginning		479,186	-
Units outstanding, ending		515,125	479,186

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,250,646
Cost of units redeemed/account charges			(687,752)
Net investment income (loss)			6,904
Net realized gain (loss)			14,488
Realized gain distributions			53,067
Net change in unrealized appreciation (depreciation)			47,815
Net assets			$685,168

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	515	$685	1.25%	10.0%	12/31/2021	$1.34	0	$0	1.00%	10.3%	12/31/2021	$1.35	0	$0	0.75%	10.6%
12/31/2020	1.21	479	579	1.25%	13.9%	12/31/2020	1.21	0	0	1.00%	14.2%	12/31/2020	1.22	0	0	0.75%	14.5%
12/31/2019	1.06	0	0	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.2%	12/31/2019	1.06	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	0.50%	10.8%	12/31/2021	$1.36	0	$0	0.25%	11.1%	12/31/2021	$1.37	0	$0	0.00%	11.4%
12/31/2020	1.22	0	0	0.50%	14.8%	12/31/2020	1.23	0	0	0.25%	15.1%	12/31/2020	1.23	0	0	0.00%	15.4%
12/31/2019	1.06	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	2.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2035 Fund Z6 Class - 06-43T

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$617,887	$555,463	50,345
Receivables: investments sold	349
Payables: investments purchased	-
Net assets	$618,236

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$618,236	442,934	$1.40
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$618,236	442,934

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$14,496
Mortality & expense charges			(7,227)
Net investment income (loss)			7,269

Gain (loss) on investments:
Net realized gain (loss)			10,456
Realized gain distributions			32,261
Net change in unrealized appreciation (depreciation)			18,936
Net gain (loss)			61,653

Increase (decrease) in net assets from operations			$68,922

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,269	$2,299
Net realized gain (loss)		10,456	(238)
Realized gain distributions		32,261	17,888
Net change in unrealized appreciation (depreciation)		18,936	43,488

Increase (decrease) in net assets from operations		68,922	63,437

Contract owner transactions:
Proceeds from units sold		86,224	561,210
Cost of units redeemed		(67,443)	(94,114)
Account charges		-	-
Increase (decrease)		18,781	467,096
Net increase (decrease)		87,703	530,533
Net assets, beginning		530,533	-
Net assets, ending		$618,236	$530,533

Units sold		64,382	515,382
Units redeemed		(50,434)	(86,396)
Net increase (decrease)		13,948	428,986
Units outstanding, beginning		428,986	-
Units outstanding, ending		442,934	428,986

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$647,434
Cost of units redeemed/account charges			(161,557)
Net investment income (loss)			9,568
Net realized gain (loss)			10,218
Realized gain distributions			50,149
Net change in unrealized appreciation (depreciation)			62,424
Net assets			$618,236

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	443	$618	1.25%	12.9%	12/31/2021	$1.40	0	$0	1.00%	13.1%	12/31/2021	$1.41	0	$0	0.75%	13.4%
12/31/2020	1.24	429	531	1.25%	15.5%	12/31/2020	1.24	0	0	1.00%	15.8%	12/31/2020	1.25	0	0	0.75%	16.0%
12/31/2019	1.07	0	0	1.25%	7.1%	12/31/2019	1.07	0	0	1.00%	7.2%	12/31/2019	1.07	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	0.50%	13.7%	12/31/2021	$1.43	0	$0	0.25%	14.0%	12/31/2021	$1.44	0	$0	0.00%	14.3%
12/31/2020	1.25	0	0	0.50%	16.3%	12/31/2020	1.25	0	0	0.25%	16.6%	12/31/2020	1.26	0	0	0.00%	16.9%
12/31/2019	1.07	0	0	0.50%	7.5%	12/31/2019	1.08	0	0	0.25%	7.6%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	2.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2040 Fund Z6 Class - 06-43V

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$400,302	$355,669	31,940
Receivables: investments sold	226
Payables: investments purchased	-
Net assets	$400,528

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$400,528	278,456	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$400,528	278,456

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,625
Mortality & expense charges			(4,218)
Net investment income (loss)			5,407

Gain (loss) on investments:
Net realized gain (loss)			1,106
Realized gain distributions			21,752
Net change in unrealized appreciation (depreciation)			15,959
Net gain (loss)			38,817

Increase (decrease) in net assets from operations			$44,224

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,407	$263
Net realized gain (loss)		1,106	3,531
Realized gain distributions		21,752	10,465
Net change in unrealized appreciation (depreciation)		15,959	28,674

Increase (decrease) in net assets from operations		44,224	42,933

Contract owner transactions:
Proceeds from units sold		88,984	361,105
Cost of units redeemed		(4,707)	(132,011)
Account charges		-	-
Increase (decrease)		84,277	229,094
Net increase (decrease)		128,501	272,027
Net assets, beginning		272,027	-
Net assets, ending		$400,528	$272,027

Units sold		64,481	335,274
Units redeemed		(3,544)	(117,755)
Net increase (decrease)		60,937	217,519
Units outstanding, beginning		217,519	-
Units outstanding, ending		278,456	217,519

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$450,089
Cost of units redeemed/account charges			(136,718)
Net investment income (loss)			5,670
Net realized gain (loss)			4,637
Realized gain distributions			32,217
Net change in unrealized appreciation (depreciation)			44,633
Net assets			$400,528

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	278	$401	1.25%	15.0%	12/31/2021	$1.45	0	$0	1.00%	15.3%	12/31/2021	$1.46	0	$0	0.75%	15.6%
12/31/2020	1.25	218	272	1.25%	16.5%	12/31/2020	1.26	0	0	1.00%	16.8%	12/31/2020	1.26	0	0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.3%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	0.50%	15.9%	12/31/2021	$1.47	0	$0	0.25%	16.2%	12/31/2021	$1.48	0	$0	0.00%	16.5%
12/31/2020	1.26	0	0	0.50%	17.4%	12/31/2020	1.27	0	0	0.25%	17.7%	12/31/2020	1.27	0	0	0.00%	18.0%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.8%	12/31/2019	1.08	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.9%
2020	2.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2045 Fund Z6 Class - 06-43W

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$304,970	$265,966	24,352
Receivables: investments sold	172
Payables: investments purchased	-
Net assets	$305,142

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$305,142	211,864	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.48
Total	$305,142	211,864

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,357
Mortality & expense charges			(3,746)
Net investment income (loss)			3,611

Gain (loss) on investments:
Net realized gain (loss)			18,502
Realized gain distributions			17,603
Net change in unrealized appreciation (depreciation)			1,377
Net gain (loss)			37,482

Increase (decrease) in net assets from operations			$41,093

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,611	$1,275
Net realized gain (loss)		18,502	(5,934)
Realized gain distributions		17,603	10,479
Net change in unrealized appreciation (depreciation)		1,377	37,627

Increase (decrease) in net assets from operations		41,093	43,447

Contract owner transactions:
Proceeds from units sold		85,794	289,633
Cost of units redeemed		(95,536)	(59,226)
Account charges		-	(63)
Increase (decrease)		(9,742)	230,344
Net increase (decrease)		31,351	273,791
Net assets, beginning		273,791	-
Net assets, ending		$305,142	$273,791

Units sold		62,615	275,400
Units redeemed		(69,497)	(56,654)
Net increase (decrease)		(6,882)	218,746
Units outstanding, beginning		218,746	-
Units outstanding, ending		211,864	218,746

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$375,427
Cost of units redeemed/account charges			(154,825)
Net investment income (loss)			4,886
Net realized gain (loss)			12,568
Realized gain distributions			28,082
Net change in unrealized appreciation (depreciation)			39,004
Net assets			$305,142

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	212	$305	1.25%	15.1%	12/31/2021	$1.45	0	$0	1.00%	15.4%	12/31/2021	$1.46	0	$0	0.75%	15.6%
12/31/2020	1.25	219	274	1.25%	16.5%	12/31/2020	1.26	0	0	1.00%	16.8%	12/31/2020	1.26	0	0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	15.9%	12/31/2021	$1.48	0	$0	0.25%	16.2%	12/31/2021	$1.48	0	$0	0.00%	16.5%
12/31/2020	1.27	0	0	0.50%	17.4%	12/31/2020	1.27	0	0	0.25%	17.7%	12/31/2020	1.27	0	0	0.00%	17.9%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	2.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2050 Fund Z6 Class - 06-43X

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$388,906	$339,571	29,670
Receivables: investments sold	-
Payables: investments purchased	(17,729)
Net assets	$371,177

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$371,177	257,805	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.48
Total	$371,177	257,805

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,399
Mortality & expense charges			(4,130)
Net investment income (loss)			5,269

Gain (loss) on investments:
Net realized gain (loss)			1,188
Realized gain distributions			21,036
Net change in unrealized appreciation (depreciation)			15,756
Net gain (loss)			37,980

Increase (decrease) in net assets from operations			$43,249

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,269	$987
Net realized gain (loss)		1,188	(3,059)
Realized gain distributions		21,036	9,192
Net change in unrealized appreciation (depreciation)		15,756	33,579

Increase (decrease) in net assets from operations		43,249	40,699

Contract owner transactions:
Proceeds from units sold		83,212	260,495
Cost of units redeemed		(21,022)	(35,456)
Account charges		-	-
Increase (decrease)		62,190	225,039
Net increase (decrease)		105,439	265,738
Net assets, beginning		265,738	-
Net assets, ending		$371,177	$265,738

Units sold		60,253	247,087
Units redeemed		(14,664)	(34,871)
Net increase (decrease)		45,589	212,216
Units outstanding, beginning		212,216	-
Units outstanding, ending		257,805	212,216

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$343,707
Cost of units redeemed/account charges			(56,478)
Net investment income (loss)			6,256
Net realized gain (loss)			(1,871)
Realized gain distributions			30,228
Net change in unrealized appreciation (depreciation)			49,335
Net assets			$371,177

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	258	$371	1.25%	15.0%	12/31/2021	$1.45	0	$0	1.00%	15.3%	12/31/2021	$1.46	0	$0	0.75%	15.6%
12/31/2020	1.25	212	266	1.25%	16.6%	12/31/2020	1.26	0	0	1.00%	16.9%	12/31/2020	1.26	0	0	0.75%	17.2%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	15.8%	12/31/2021	$1.48	0	$0	0.25%	16.1%	12/31/2021	$1.48	0	$0	0.00%	16.4%
12/31/2020	1.27	0	0	0.50%	17.5%	12/31/2020	1.27	0	0	0.25%	17.8%	12/31/2020	1.27	0	0	0.00%	18.1%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.8%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.0%
2020	2.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2055 Fund Z6 Class - 06-43Y

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$346,579	$310,463	27,543
Receivables: investments sold	196
Payables: investments purchased	-
Net assets	$346,775

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$346,775	240,786	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.48
Total	$346,775	240,786

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,305
Mortality & expense charges			(3,713)
Net investment income (loss)			4,592

Gain (loss) on investments:
Net realized gain (loss)			5,489
Realized gain distributions			18,569
Net change in unrealized appreciation (depreciation)			10,623
Net gain (loss)			34,681

Increase (decrease) in net assets from operations			$39,273

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,592	$887
Net realized gain (loss)		5,489	(3,536)
Realized gain distributions		18,569	7,739
Net change in unrealized appreciation (depreciation)		10,623	25,493

Increase (decrease) in net assets from operations		39,273	30,583

Contract owner transactions:
Proceeds from units sold		99,867	256,971
Cost of units redeemed		(27,974)	(51,945)
Account charges		-	-
Increase (decrease)		71,893	205,026
Net increase (decrease)		111,166	235,609
Net assets, beginning		235,609	-
Net assets, ending		$346,775	$235,609

Units sold		72,609	238,301
Units redeemed		(20,039)	(50,085)
Net increase (decrease)		52,570	188,216
Units outstanding, beginning		188,216	-
Units outstanding, ending		240,786	188,216

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$356,838
Cost of units redeemed/account charges			(79,919)
Net investment income (loss)			5,479
Net realized gain (loss)			1,953
Realized gain distributions			26,308
Net change in unrealized appreciation (depreciation)			36,116
Net assets			$346,775

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	241	$347	1.25%	15.0%	12/31/2021	$1.45	0	$0	1.00%	15.3%	12/31/2021	$1.46	0	$0	0.75%	15.6%
12/31/2020	1.25	188	236	1.25%	16.5%	12/31/2020	1.26	0	0	1.00%	16.8%	12/31/2020	1.26	0	0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	15.9%	12/31/2021	$1.48	0	$0	0.25%	16.2%	12/31/2021	$1.48	0	$0	0.00%	16.5%
12/31/2020	1.27	0	0	0.50%	17.4%	12/31/2020	1.27	0	0	0.25%	17.7%	12/31/2020	1.27	0	0	0.00%	18.0%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.9%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2060 Fund Z6 Class - 06-44C

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$122,940	$117,950	9,670
Receivables: investments sold	69
Payables: investments purchased	-
Net assets	$123,009

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$123,009	85,467	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$123,009	85,467

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,910
Mortality & expense charges			(1,333)
Net investment income (loss)			1,577

Gain (loss) on investments:
Net realized gain (loss)			14,965
Realized gain distributions			6,561
Net change in unrealized appreciation (depreciation)			(7,884)
Net gain (loss)			13,642

Increase (decrease) in net assets from operations			$15,219

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,577	$680
Net realized gain (loss)		14,965	(934)
Realized gain distributions		6,561	2,792
Net change in unrealized appreciation (depreciation)		(7,884)	12,874

Increase (decrease) in net assets from operations		15,219	15,412

Contract owner transactions:
Proceeds from units sold		65,222	123,669
Cost of units redeemed		(51,942)	(44,571)
Account charges		-	-
Increase (decrease)		13,280	79,098
Net increase (decrease)		28,499	94,510
Net assets, beginning		94,510	-
Net assets, ending		$123,009	$94,510

Units sold		47,448	115,854
Units redeemed		(37,509)	(40,326)
Net increase (decrease)		9,939	75,528
Units outstanding, beginning		75,528	-
Units outstanding, ending		85,467	75,528

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$188,891
Cost of units redeemed/account charges			(96,513)
Net investment income (loss)			2,257
Net realized gain (loss)			14,031
Realized gain distributions			9,353
Net change in unrealized appreciation (depreciation)			4,990
Net assets			$123,009

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	85	$123	1.25%	15.0%	12/31/2021	$1.45	0	$0	1.00%	15.3%	12/31/2021	$1.46	0	$0	0.75%	15.6%
12/31/2020	1.25	76	95	1.25%	16.5%	12/31/2020	1.26	0	0	1.00%	16.8%	12/31/2020	1.26	0	0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.08	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	15.9%	12/31/2021	$1.47	0	$0	0.25%	16.2%	12/31/2021	$1.48	0	$0	0.00%	16.5%
12/31/2020	1.26	0	0	0.50%	17.4%	12/31/2020	1.27	0	0	0.25%	17.7%	12/31/2020	1.27	0	0	0.00%	18.0%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.7%
2020	2.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2015 Fund Z6 Class - 06-46H

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(28)
Net investment income (loss)			(28)

Gain (loss) on investments:
Net realized gain (loss)			1,325
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,067)
Net gain (loss)			258

Increase (decrease) in net assets from operations			$230

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(28)	$58
Net realized gain (loss)		1,325	(178)
Realized gain distributions		-	626
Net change in unrealized appreciation (depreciation)		(1,067)	1,067

Increase (decrease) in net assets from operations		230	1,573

Contract owner transactions:
Proceeds from units sold		12	29,588
Cost of units redeemed		(21,047)	(10,356)
Account charges		-	-
Increase (decrease)		(21,035)	19,232
Net increase (decrease)		(20,805)	20,805
Net assets, beginning		20,805	-
Net assets, ending		$-	$20,805

Units sold		10	27,899
Units redeemed		(17,989)	(9,920)
Net increase (decrease)		(17,979)	17,979
Units outstanding, beginning		17,979	-
Units outstanding, ending		-	17,979

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$29,600
Cost of units redeemed/account charges			(31,403)
Net investment income (loss)			30
Net realized gain (loss)			1,147
Realized gain distributions			626
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	1.25%	5.7%	12/31/2021	$1.23	0	$0	1.00%	6.0%	12/31/2021	$1.24	0	$0	0.75%	6.2%
12/31/2020	1.16	18	21	1.25%	10.9%	12/31/2020	1.16	0	0	1.00%	11.2%	12/31/2020	1.17	0	0	0.75%	11.4%
12/31/2019	1.04	0	0	1.25%	4.4%	12/31/2019	1.04	0	0	1.00%	4.5%	12/31/2019	1.05	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	0	$0	0.50%	6.5%	12/31/2021	$1.25	0	$0	0.25%	6.8%	12/31/2021	$1.26	0	$0	0.00%	7.0%
12/31/2020	1.17	0	0	0.50%	11.7%	12/31/2020	1.17	0	0	0.25%	12.0%	12/31/2020	1.18	0	0	0.00%	12.3%
12/31/2019	1.05	0	0	0.50%	4.7%	12/31/2019	1.05	0	0	0.25%	4.8%	12/31/2019	1.05	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	2.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	1.25%	3.7%	12/31/2021	$1.17	0	$0	1.00%	4.0%	12/31/2021	$1.18	0	$0	0.75%	4.3%
12/31/2020	1.12	0	0	1.25%	9.0%	12/31/2020	1.12	0	0	1.00%	9.3%	12/31/2020	1.13	0	0	0.75%	9.6%
12/31/2019	1.03	0	0	1.25%	2.8%	12/31/2019	1.03	0	0	1.00%	2.8%	12/31/2019	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	0	$0	0.50%	4.5%	12/31/2021	$1.19	0	$0	0.25%	4.8%	12/31/2021	$1.20	0	$0	0.00%	5.0%
12/31/2020	1.13	0	0	0.50%	9.8%	12/31/2020	1.13	0	0	0.25%	10.1%	12/31/2020	1.14	0	0	0.00%	10.4%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.0%	12/31/2019	1.03	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2005 Fund Investor Class - 06-4C3 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	0	$0	1.25%	2.2%	12/31/2021	$1.13	0	$0	1.00%	2.4%	12/31/2021	$1.14	0	$0	0.75%	2.7%
12/31/2020	1.10	0	0	1.25%	7.8%	12/31/2020	1.10	0	0	1.00%	8.1%	12/31/2020	1.11	0	0	0.75%	8.3%
12/31/2019	1.02	0	0	1.25%	2.0%	12/31/2019	1.02	0	0	1.00%	2.1%	12/31/2019	1.02	0	0	0.75%	2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	0	$0	0.50%	2.9%	12/31/2021	$1.15	0	$0	0.25%	3.2%	12/31/2021	$1.16	0	$0	0.00%	3.5%
12/31/2020	1.11	0	0	0.50%	8.6%	12/31/2020	1.11	0	0	0.25%	8.9%	12/31/2020	1.12	0	0	0.00%	9.2%
12/31/2019	1.02	0	0	0.50%	2.2%	12/31/2019	1.02	0	0	0.25%	2.3%	12/31/2019	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	0	$0	1.25%	5.4%	12/31/2021	$1.21	0	$0	1.00%	5.7%	12/31/2021	$1.22	0	$0	0.75%	5.9%
12/31/2020	1.14	0	0	1.25%	10.2%	12/31/2020	1.14	0	0	1.00%	10.4%	12/31/2020	1.15	0	0	0.75%	10.7%
12/31/2019	1.04	0	0	1.25%	3.5%	12/31/2019	1.04	0	0	1.00%	3.6%	12/31/2019	1.04	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	0.50%	6.2%	12/31/2021	$1.23	0	$0	0.25%	6.5%	12/31/2021	$1.24	0	$0	0.00%	6.7%
12/31/2020	1.15	0	0	0.50%	11.0%	12/31/2020	1.16	0	0	0.25%	11.3%	12/31/2020	1.16	0	0	0.00%	11.6%
12/31/2019	1.04	0	0	0.50%	3.7%	12/31/2019	1.04	0	0	0.25%	3.8%	12/31/2019	1.04	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	1.25%	7.1%	12/31/2021	$1.25	0	$0	1.00%	7.3%	12/31/2021	$1.26	0	$0	0.75%	7.6%
12/31/2020	1.16	0	0	1.25%	11.3%	12/31/2020	1.16	0	0	1.00%	11.6%	12/31/2020	1.17	0	0	0.75%	11.9%
12/31/2019	1.04	0	0	1.25%	4.2%	12/31/2019	1.04	0	0	1.00%	4.3%	12/31/2019	1.04	0	0	0.75%	4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	0.50%	7.9%	12/31/2021	$1.27	0	$0	0.25%	8.1%	12/31/2021	$1.28	0	$0	0.00%	8.4%
12/31/2020	1.17	0	0	0.50%	12.1%	12/31/2020	1.17	0	0	0.25%	12.4%	12/31/2020	1.18	0	0	0.00%	12.7%
12/31/2019	1.04	0	0	0.50%	4.4%	12/31/2019	1.04	0	0	0.25%	4.5%	12/31/2019	1.05	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,757	$11,539	600
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$11,757

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,757	9,258	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$11,757	9,258

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$165
Mortality & expense charges			(80)
Net investment income (loss)			85

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			24
Net change in unrealized appreciation (depreciation)			218
Net gain (loss)			244

Increase (decrease) in net assets from operations			$329

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$85	$-
Net realized gain (loss)		2	-
Realized gain distributions		24	-
Net change in unrealized appreciation (depreciation)		218	-

Increase (decrease) in net assets from operations		329	-

Contract owner transactions:
Proceeds from units sold		11,428	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		11,428	-
Net increase (decrease)		11,757	-
Net assets, beginning		-	-
Net assets, ending		$11,757	$-

Units sold		9,258	-
Units redeemed		-	-
Net increase (decrease)		9,258	-
Units outstanding, beginning		-	-
Units outstanding, ending		9,258	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,428
Cost of units redeemed/account charges			-
Net investment income (loss)			85
Net realized gain (loss)			2
Realized gain distributions			24
Net change in unrealized appreciation (depreciation)			218
Net assets			$11,757

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.27	9	$12	1.25%	8.1%	12/31/2021	$1.28	0	$0	1.00%	8.4%	12/31/2021	$1.28	0	$0	0.75%	8.7%
12/31/2020	1.17	0	0	1.25%	12.1%	12/31/2020	1.18	0	0	1.00%	12.4%	12/31/2020	1.18	0	0	0.75%	12.7%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.8%	12/31/2019	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	9.0%	12/31/2021	$1.30	0	$0	0.25%	9.2%	12/31/2021	$1.31	0	$0	0.00%	9.5%
12/31/2020	1.19	0	0	0.50%	13.0%	12/31/2020	1.19	0	0	0.25%	13.3%	12/31/2020	1.19	0	0	0.00%	13.6%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	5.0%	12/31/2019	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.8%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$293,055	$240,635	14,168
Receivables: investments sold	99
Payables: investments purchased	-
Net assets	$293,154

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$293,154	224,755	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$293,154	224,755

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,416
Mortality & expense charges			(3,530)
Net investment income (loss)			886

Gain (loss) on investments:
Net realized gain (loss)			568
Realized gain distributions			1,714
Net change in unrealized appreciation (depreciation)			22,082
Net gain (loss)			24,364

Increase (decrease) in net assets from operations			$25,250

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$886	$1,794
Net realized gain (loss)		568	92
Realized gain distributions		1,714	1,674
Net change in unrealized appreciation (depreciation)		22,082	30,338

Increase (decrease) in net assets from operations		25,250	33,898

Contract owner transactions:
Proceeds from units sold		1,101	232,905
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1,101	232,905
Net increase (decrease)		26,351	266,803
Net assets, beginning		266,803	-
Net assets, ending		$293,154	$266,803

Units sold		870	223,885
Units redeemed		-	-
Net increase (decrease)		870	223,885
Units outstanding, beginning		223,885	-
Units outstanding, ending		224,755	223,885

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$234,006
Cost of units redeemed/account charges			-
Net investment income (loss)			2,680
Net realized gain (loss)			660
Realized gain distributions			3,388
Net change in unrealized appreciation (depreciation)			52,420
Net assets			$293,154

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	225	$293	1.25%	9.5%	12/31/2021	$1.31	0	$0	1.00%	9.7%	12/31/2021	$1.32	0	$0	0.75%	10.0%
12/31/2020	1.19	224	267	1.25%	12.9%	12/31/2020	1.20	0	0	1.00%	13.2%	12/31/2020	1.20	0	0	0.75%	13.5%
12/31/2019	1.06	0	0	1.25%	5.5%	12/31/2019	1.06	0	0	1.00%	5.6%	12/31/2019	1.06	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	10.3%	12/31/2021	$1.33	0	$0	0.25%	10.6%	12/31/2021	$1.34	0	$0	0.00%	10.8%
12/31/2020	1.20	0	0	0.50%	13.8%	12/31/2020	1.21	0	0	0.25%	14.0%	12/31/2020	1.21	0	0	0.00%	14.3%
12/31/2019	1.06	0	0	0.50%	5.8%	12/31/2019	1.06	0	0	0.25%	5.8%	12/31/2019	1.06	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	2.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$95,406	$92,830	4,129
Receivables: investments sold	360
Payables: investments purchased	-
Net assets	$95,766

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,766	69,989	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$95,766	69,989

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,356
Mortality & expense charges			(595)
Net investment income (loss)			761

Gain (loss) on investments:
Net realized gain (loss)			13
Realized gain distributions			166
Net change in unrealized appreciation (depreciation)			2,576
Net gain (loss)			2,755

Increase (decrease) in net assets from operations			$3,516

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$761	$-
Net realized gain (loss)		13	-
Realized gain distributions		166	-
Net change in unrealized appreciation (depreciation)		2,576	-

Increase (decrease) in net assets from operations		3,516	-

Contract owner transactions:
Proceeds from units sold		92,250	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		92,250	-
Net increase (decrease)		95,766	-
Net assets, beginning		-	-
Net assets, ending		$95,766	$-

Units sold		69,989	-
Units redeemed		-	-
Net increase (decrease)		69,989	-
Units outstanding, beginning		-	-
Units outstanding, ending		69,989	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$92,250
Cost of units redeemed/account charges			-
Net investment income (loss)			761
Net realized gain (loss)			13
Realized gain distributions			166
Net change in unrealized appreciation (depreciation)			2,576
Net assets			$95,766

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	70	$96	1.25%	12.3%	12/31/2021	$1.38	0	$0	1.00%	12.6%	12/31/2021	$1.38	0	$0	0.75%	12.9%
12/31/2020	1.22	0	0	1.25%	14.1%	12/31/2020	1.22	0	0	1.00%	14.4%	12/31/2020	1.23	0	0	0.75%	14.7%
12/31/2019	1.07	0	0	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	0.50%	13.2%	12/31/2021	$1.40	0	$0	0.25%	13.4%	12/31/2021	$1.41	0	$0	0.00%	13.7%
12/31/2020	1.23	0	0	0.50%	14.9%	12/31/2020	1.23	0	0	0.25%	15.2%	12/31/2020	1.24	0	0	0.00%	15.5%
12/31/2019	1.07	0	0	0.50%	7.0%	12/31/2019	1.07	0	0	0.25%	7.1%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.8%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$509	$506	21
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$509

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$509	360	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.45
Total	$509	360

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7
Mortality & expense charges			-
Net investment income (loss)			7

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3
Net gain (loss)			3

Increase (decrease) in net assets from operations			$10

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7	$-
Net realized gain (loss)		-	(7)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3	-

Increase (decrease) in net assets from operations		10	(7)

Contract owner transactions:
Proceeds from units sold		499	384
Cost of units redeemed		-	(377)
Account charges		-	-
Increase (decrease)		499	7
Net increase (decrease)		509	-
Net assets, beginning		-	-
Net assets, ending		$509	$-

Units sold		360	368
Units redeemed		-	(368)
Net increase (decrease)		360	-
Units outstanding, beginning		-	-
Units outstanding, ending		360	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$883
Cost of units redeemed/account charges			(377)
Net investment income (loss)			7
Net realized gain (loss)			(7)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3
Net assets			$509

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$1	1.25%	14.4%	12/31/2021	$1.42	0	$0	1.00%	14.7%	12/31/2021	$1.43	0	$0	0.75%	15.0%
12/31/2020	1.24	0	0	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	15.3%	12/31/2021	$1.45	0	$0	0.25%	15.6%	12/31/2021	$1.45	0	$0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.26	0	0	0.00%	16.5%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.8%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,941	$1,545	79
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,941

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,941	1,373	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.45
Total	$1,941	1,373

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$29
Mortality & expense charges			(23)
Net investment income (loss)			6

Gain (loss) on investments:
Net realized gain (loss)			13
Realized gain distributions			7
Net change in unrealized appreciation (depreciation)			222
Net gain (loss)			242

Increase (decrease) in net assets from operations			$248

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6	$(243)
Net realized gain (loss)		13	6,383
Realized gain distributions		7	5
Net change in unrealized appreciation (depreciation)		222	174

Increase (decrease) in net assets from operations		248	6,319

Contract owner transactions:
Proceeds from units sold		8	75,032
Cost of units redeemed		(49)	(79,617)
Account charges		-	-
Increase (decrease)		(41)	(4,585)
Net increase (decrease)		207	1,734
Net assets, beginning		1,734	-
Net assets, ending		$1,941	$1,734

Units sold		5	72,702
Units redeemed		(36)	(71,298)
Net increase (decrease)		(31)	1,404
Units outstanding, beginning		1,404	-
Units outstanding, ending		1,373	1,404

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$75,040
Cost of units redeemed/account charges			(79,666)
Net investment income (loss)			(237)
Net realized gain (loss)			6,396
Realized gain distributions			12
Net change in unrealized appreciation (depreciation)			396
Net assets			$1,941

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	1	$2	1.25%	14.5%	12/31/2021	$1.42	0	$0	1.00%	14.8%	12/31/2021	$1.43	0	$0	0.75%	15.1%
12/31/2020	1.23	1	2	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	15.4%	12/31/2021	$1.45	0	$0	0.25%	15.7%	12/31/2021	$1.45	0	$0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.8%	12/31/2020	1.25	0	0	0.25%	16.1%	12/31/2020	1.25	0	0	0.00%	16.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	2.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(517)
Net investment income (loss)			(517)

Gain (loss) on investments:
Net realized gain (loss)			35,681
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(28,465)
Net gain (loss)			7,216

Increase (decrease) in net assets from operations			$6,699

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(517)	$1,335
Net realized gain (loss)		35,681	4,295
Realized gain distributions		-	575
Net change in unrealized appreciation (depreciation)		(28,465)	28,465

Increase (decrease) in net assets from operations		6,699	34,670

Contract owner transactions:
Proceeds from units sold		2,189	185,784
Cost of units redeemed		(197,987)	(31,355)
Account charges		-	-
Increase (decrease)		(195,798)	154,429
Net increase (decrease)		(189,099)	189,099
Net assets, beginning		189,099	-
Net assets, ending		$-	$189,099

Units sold		1,755	179,546
Units redeemed		(154,827)	(26,474)
Net increase (decrease)		(153,072)	153,072
Units outstanding, beginning		153,072	-
Units outstanding, ending		-	153,072

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$187,973
Cost of units redeemed/account charges			(229,342)
Net investment income (loss)			818
Net realized gain (loss)			39,976
Realized gain distributions			575
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	1.25%	14.5%	12/31/2021	$1.42	0	$0	1.00%	14.8%	12/31/2021	$1.43	0	$0	0.75%	15.1%
12/31/2020	1.24	153	189	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	15.3%	12/31/2021	$1.45	0	$0	0.25%	15.6%	12/31/2021	$1.45	0	$0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.25	0	0	0.00%	16.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	2.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,914	$18,412	984
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$19,919

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,919	14,091	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.45
Total	$19,919	14,091

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$296
Mortality & expense charges			(145)
Net investment income (loss)			151

Gain (loss) on investments:
Net realized gain (loss)			26
Realized gain distributions			49
Net change in unrealized appreciation (depreciation)			1,098
Net gain (loss)			1,173

Increase (decrease) in net assets from operations			$1,324

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$151	$49
Net realized gain (loss)		26	-
Realized gain distributions		49	14
Net change in unrealized appreciation (depreciation)		1,098	404

Increase (decrease) in net assets from operations		1,324	467

Contract owner transactions:
Proceeds from units sold		13,751	4,377
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		13,751	4,377
Net increase (decrease)		15,075	4,844
Net assets, beginning		4,844	-
Net assets, ending		$19,919	$4,844

Units sold		10,169	3,922
Units redeemed		-	-
Net increase (decrease)		10,169	3,922
Units outstanding, beginning		3,922	-
Units outstanding, ending		14,091	3,922

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$18,128
Cost of units redeemed/account charges			-
Net investment income (loss)			200
Net realized gain (loss)			26
Realized gain distributions			63
Net change in unrealized appreciation (depreciation)			1,502
Net assets			$19,919

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	14	$20	1.25%	14.4%	12/31/2021	$1.42	0	$0	1.00%	14.7%	12/31/2021	$1.43	0	$0	0.75%	15.0%
12/31/2020	1.24	4	5	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	15.3%	12/31/2021	$1.45	0	$0	0.25%	15.6%	12/31/2021	$1.45	0	$0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.25	0	0	0.00%	16.5%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,840	$74,807	4,385
Receivables: investments sold	-
Payables: investments purchased	(721)
Net assets	$75,119

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,119	53,159	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.45
Total	$75,119	53,159

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,123
Mortality & expense charges			(601)
Net investment income (loss)			522

Gain (loss) on investments:
Net realized gain (loss)			7,181
Realized gain distributions			185
Net change in unrealized appreciation (depreciation)			(3,083)
Net gain (loss)			4,283

Increase (decrease) in net assets from operations			$4,805

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$522	$228
Net realized gain (loss)		7,181	9
Realized gain distributions		185	84
Net change in unrealized appreciation (depreciation)		(3,083)	4,116

Increase (decrease) in net assets from operations		4,805	4,437

Contract owner transactions:
Proceeds from units sold		69,272	24,850
Cost of units redeemed		(28,245)	-
Account charges		-	-
Increase (decrease)		41,027	24,850
Net increase (decrease)		45,832	29,287
Net assets, beginning		29,287	-
Net assets, ending		$75,119	$29,287

Units sold		49,694	23,718
Units redeemed		(20,253)	-
Net increase (decrease)		29,441	23,718
Units outstanding, beginning		23,718	-
Units outstanding, ending		53,159	23,718

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$94,122
Cost of units redeemed/account charges			(28,245)
Net investment income (loss)			750
Net realized gain (loss)			7,190
Realized gain distributions			269
Net change in unrealized appreciation (depreciation)			1,033
Net assets			$75,119

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	53	$75	1.25%	14.4%	12/31/2021	$1.42	0	$0	1.00%	14.7%	12/31/2021	$1.43	0	$0	0.75%	15.0%
12/31/2020	1.23	24	29	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.2%	12/31/2020	1.24	0	0	0.75%	15.5%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	15.3%	12/31/2021	$1.45	0	$0	0.25%	15.6%	12/31/2021	$1.45	0	$0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.8%	12/31/2020	1.25	0	0	0.25%	16.1%	12/31/2020	1.25	0	0	0.00%	16.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	1.25%	14.4%	12/31/2021	$1.42	0	$0	1.00%	14.7%	12/31/2021	$1.43	0	$0	0.75%	15.0%
12/31/2020	1.24	0	0	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	15.3%	12/31/2021	$1.45	0	$0	0.25%	15.6%	12/31/2021	$1.45	0	$0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.26	0	0	0.00%	16.5%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Inflation-Protected Bond Index Fund - 06-3WK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$92,736	$91,920	8,302
Receivables: investments sold	-
Payables: investments purchased	(85)
Net assets	$92,651

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$92,651	77,860	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$92,651	77,860

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,210
Mortality & expense charges			(2,018)
Net investment income (loss)			2,192

Gain (loss) on investments:
Net realized gain (loss)			3,831
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			750
Net gain (loss)			4,581

Increase (decrease) in net assets from operations			$6,773

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,192	$(29)
Net realized gain (loss)		3,831	1
Realized gain distributions		-	216
Net change in unrealized appreciation (depreciation)		750	66

Increase (decrease) in net assets from operations		6,773	254

Contract owner transactions:
Proceeds from units sold		400,419	21,914
Cost of units redeemed		(335,829)	-
Account charges		(865)	(15)
Increase (decrease)		63,725	21,899
Net increase (decrease)		70,498	22,153
Net assets, beginning		22,153	-
Net assets, ending		$92,651	$22,153

Units sold		352,235	19,488
Units redeemed		(293,850)	(13)
Net increase (decrease)		58,385	19,475
Units outstanding, beginning		19,475	-
Units outstanding, ending		77,860	19,475

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$422,333
Cost of units redeemed/account charges			(336,709)
Net investment income (loss)			2,163
Net realized gain (loss)			3,832
Realized gain distributions			216
Net change in unrealized appreciation (depreciation)			816
Net assets			$92,651

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	78	$93	1.25%	4.6%	12/31/2021	$1.20	0	$0	1.00%	4.9%	12/31/2021	$1.21	0	$0	0.75%	5.1%
12/31/2020	1.14	19	22	1.25%	9.5%	12/31/2020	1.14	0	0	1.00%	9.8%	12/31/2020	1.15	0	0	0.75%	10.1%
12/31/2019	1.04	0	0	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	0.50%	5.4%	12/31/2021	$1.22	0	$0	0.25%	5.7%	12/31/2021	$1.23	0	$0	0.00%	5.9%
12/31/2020	1.15	0	0	0.50%	10.3%	12/31/2020	1.16	0	0	0.25%	10.6%	12/31/2020	1.16	0	0	0.00%	10.9%
12/31/2019	1.04	0	0	0.50%	4.4%	12/31/2019	1.05	0	0	0.25%	4.6%	12/31/2019	1.05	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Total International Index Fund - 06-3WH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$674,996	$565,586	47,172
Receivables: investments sold	1,462
Payables: investments purchased	-
Net assets	$676,458

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$676,458	537,131	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$676,458	537,131

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16,740
Mortality & expense charges			(7,560)
Net investment income (loss)			9,180

Gain (loss) on investments:
Net realized gain (loss)			10,584
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,245
Net gain (loss)			25,829

Increase (decrease) in net assets from operations			$35,009

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,180	$4,178
Net realized gain (loss)		10,584	(1,638)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		15,245	91,705

Increase (decrease) in net assets from operations		35,009	94,245

Contract owner transactions:
Proceeds from units sold		178,410	370,552
Cost of units redeemed		(14,611)	(207,239)
Account charges		(1,437)	(1,144)
Increase (decrease)		162,362	162,169
Net increase (decrease)		197,371	256,414
Net assets, beginning		479,087	222,673
Net assets, ending		$676,458	$479,087

Units sold		142,462	417,689
Units redeemed		(12,840)	(217,948)
Net increase (decrease)		129,622	199,741
Units outstanding, beginning		407,509	207,768
Units outstanding, ending		537,131	407,509

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$764,325
Cost of units redeemed/account charges			(224,826)
Net investment income (loss)			18,601
Net realized gain (loss)			8,948
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			109,410
Net assets			$676,458

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	537	$676	1.25%	7.1%	12/31/2021	$1.27	0	$0	1.00%	7.4%	12/31/2021	$1.28	0	$0	0.75%	7.7%
12/31/2020	1.18	408	479	1.25%	9.7%	12/31/2020	1.18	0	0	1.00%	10.0%	12/31/2020	1.19	0	0	0.75%	10.2%
12/31/2019	1.07	208	223	1.25%	7.2%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	7.9%	12/31/2021	$1.29	0	$0	0.25%	8.2%	12/31/2021	$1.30	0	$0	0.00%	8.5%
12/31/2020	1.19	0	0	0.50%	10.5%	12/31/2020	1.20	0	0	0.25%	10.8%	12/31/2020	1.20	0	0	0.00%	11.1%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.9%
2020	2.5%
2019	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity US Sustainability Index Fund - 06-3X3

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,179	$32,564	1,707
Receivables: investments sold	28
Payables: investments purchased	-
Net assets	$36,207

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,207	20,475	$1.77
Band 100	-	-	1.78
Band 75	-	-	1.79
Band 50	-	-	1.80
Band 25	-	-	1.81
Band 0	-	-	1.83
Total	$36,207	20,475

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$272
Mortality & expense charges			(186)
Net investment income (loss)			86

Gain (loss) on investments:
Net realized gain (loss)			82
Realized gain distributions			58
Net change in unrealized appreciation (depreciation)			3,615
Net gain (loss)			3,755

Increase (decrease) in net assets from operations			$3,841

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$86	$-
Net realized gain (loss)		82	-
Realized gain distributions		58	-
Net change in unrealized appreciation (depreciation)		3,615	-

Increase (decrease) in net assets from operations		3,841	-

Contract owner transactions:
Proceeds from units sold		34,041	-
Cost of units redeemed		(1,675)	-
Account charges		-	-
Increase (decrease)		32,366	-
Net increase (decrease)		36,207	-
Net assets, beginning		-	-
Net assets, ending		$36,207	$-

Units sold		21,629	-
Units redeemed		(1,154)	-
Net increase (decrease)		20,475	-
Units outstanding, beginning		-	-
Units outstanding, ending		20,475	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$34,041
Cost of units redeemed/account charges			(1,675)
Net investment income (loss)			86
Net realized gain (loss)			82
Realized gain distributions			58
Net change in unrealized appreciation (depreciation)			3,615
Net assets			$36,207

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	20	$36	1.25%	29.9%	12/31/2021	$1.78	0	$0	1.00%	30.3%	12/31/2021	$1.79	0	$0	0.75%	30.6%
12/31/2020	1.36	0	0	1.25%	17.2%	12/31/2020	1.37	0	0	1.00%	17.5%	12/31/2020	1.37	0	0	0.75%	17.8%
12/31/2019	1.16	0	0	1.25%	16.1%	12/31/2019	1.16	0	0	1.00%	16.3%	12/31/2019	1.16	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.80	0	$0	0.50%	30.9%	12/31/2021	$1.81	0	$0	0.25%	31.2%	12/31/2021	$1.83	0	$0	0.00%	31.6%
12/31/2020	1.38	0	0	0.50%	18.1%	12/31/2020	1.38	0	0	0.25%	18.4%	12/31/2020	1.39	0	0	0.00%	18.7%
12/31/2019	1.17	0	0	0.50%	16.6%	12/31/2019	1.17	0	0	0.25%	16.8%	12/31/2019	1.17	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Emerging Markets Index Fund - 06-3WN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$713,045	$749,121	59,859
Receivables: investments sold	10,661
Payables: investments purchased	-
Net assets	$723,706

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$723,706	618,982	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$723,706	618,982

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,748
Mortality & expense charges			(5,237)
Net investment income (loss)			5,511

Gain (loss) on investments:
Net realized gain (loss)			18,526
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(64,994)
Net gain (loss)			(46,468)

Increase (decrease) in net assets from operations			$(40,957)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,511	$1,414
Net realized gain (loss)		18,526	(94)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(64,994)	28,918

Increase (decrease) in net assets from operations		(40,957)	30,238

Contract owner transactions:
Proceeds from units sold		958,684	157,815
Cost of units redeemed		(374,175)	(7,057)
Account charges		(794)	(48)
Increase (decrease)		583,715	150,710
Net increase (decrease)		542,758	180,948
Net assets, beginning		180,948	-
Net assets, ending		$723,706	$180,948

Units sold		784,645	154,959
Units redeemed		(313,860)	(6,762)
Net increase (decrease)		470,785	148,197
Units outstanding, beginning		148,197	-
Units outstanding, ending		618,982	148,197

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,116,499
Cost of units redeemed/account charges			(382,074)
Net investment income (loss)			6,925
Net realized gain (loss)			18,432
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(36,076)
Net assets			$723,706

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	619	$724	1.25%	-4.2%	12/31/2021	$1.18	0	$0	1.00%	-4.0%	12/31/2021	$1.19	0	$0	0.75%	-3.8%
12/31/2020	1.22	148	181	1.25%	16.4%	12/31/2020	1.23	0	0	1.00%	16.7%	12/31/2020	1.23	0	0	0.75%	16.9%
12/31/2019	1.05	0	0	1.25%	4.9%	12/31/2019	1.05	0	0	1.00%	5.1%	12/31/2019	1.05	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	0	$0	0.50%	-3.5%	12/31/2021	$1.20	0	$0	0.25%	-3.3%	12/31/2021	$1.21	0	$0	0.00%	-3.0%
12/31/2020	1.24	0	0	0.50%	17.2%	12/31/2020	1.24	0	0	0.25%	17.5%	12/31/2020	1.25	0	0	0.00%	17.8%
12/31/2019	1.05	0	0	0.50%	5.5%	12/31/2019	1.06	0	0	0.25%	5.7%	12/31/2019	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	3.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Intl RealEstate Z Class - 06-4G4

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,344	$42,084	2,842
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$40,358

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,358	33,765	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$40,358	33,765

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,479
Mortality & expense charges			(283)
Net investment income (loss)			1,196

Gain (loss) on investments:
Net realized gain (loss)			(3,175)
Realized gain distributions			676
Net change in unrealized appreciation (depreciation)			(1,740)
Net gain (loss)			(4,239)

Increase (decrease) in net assets from operations			$(3,043)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,196	$-
Net realized gain (loss)		(3,175)	-
Realized gain distributions		676	-
Net change in unrealized appreciation (depreciation)		(1,740)	-

Increase (decrease) in net assets from operations		(3,043)	-

Contract owner transactions:
Proceeds from units sold		214,389	-
Cost of units redeemed		(170,988)	-
Account charges		-	-
Increase (decrease)		43,401	-
Net increase (decrease)		40,358	-
Net assets, beginning		-	-
Net assets, ending		$40,358	$-

Units sold		179,974	-
Units redeemed		(146,209)	-
Net increase (decrease)		33,765	-
Units outstanding, beginning		-	-
Units outstanding, ending		33,765	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$214,389
Cost of units redeemed/account charges			(170,988)
Net investment income (loss)			1,196
Net realized gain (loss)			(3,175)
Realized gain distributions			676
Net change in unrealized appreciation (depreciation)			(1,740)
Net assets			$40,358

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	34	$40	1.25%	10.7%	12/31/2021	$1.20	0	$0	1.00%	10.9%	12/31/2021	$1.21	0	$0	0.75%	11.2%
12/31/2020	1.08	0	0	1.25%	4.5%	12/31/2020	1.08	0	0	1.00%	4.8%	12/31/2020	1.09	0	0	0.75%	5.0%
12/31/2019	1.03	0	0	1.25%	3.3%	12/31/2019	1.03	0	0	1.00%	3.4%	12/31/2019	1.03	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	0.50%	11.5%	12/31/2021	$1.22	0	$0	0.25%	11.8%	12/31/2021	$1.23	0	$0	0.00%	12.0%
12/31/2020	1.09	0	0	0.50%	5.3%	12/31/2020	1.09	0	0	0.25%	5.6%	12/31/2020	1.09	0	0	0.00%	5.8%
12/31/2019	1.03	0	0	0.50%	3.4%	12/31/2019	1.03	0	0	0.25%	3.4%	12/31/2019	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Extended Market Index Fund - 06-3WJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$246,490	$240,380	2,860
Receivables: investments sold	2,975
Payables: investments purchased	-
Net assets	$249,465

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$249,465	161,566	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.59
Band 0	-	-	1.60
Total	$249,465	161,566

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,301
Mortality & expense charges			(1,394)
Net investment income (loss)			907

Gain (loss) on investments:
Net realized gain (loss)			2,893
Realized gain distributions			5,022
Net change in unrealized appreciation (depreciation)			(5,549)
Net gain (loss)			2,366

Increase (decrease) in net assets from operations			$3,273

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$907	$322
Net realized gain (loss)		2,893	129
Realized gain distributions		5,022	67
Net change in unrealized appreciation (depreciation)		(5,549)	11,659

Increase (decrease) in net assets from operations		3,273	12,177

Contract owner transactions:
Proceeds from units sold		202,284	49,467
Cost of units redeemed		(15,048)	(2,646)
Account charges		(42)	-
Increase (decrease)		187,194	46,821
Net increase (decrease)		190,467	58,998
Net assets, beginning		58,998	-
Net assets, ending		$249,465	$58,998

Units sold		128,935	44,560
Units redeemed		(9,786)	(2,143)
Net increase (decrease)		119,149	42,417
Units outstanding, beginning		42,417	-
Units outstanding, ending		161,566	42,417

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$251,751
Cost of units redeemed/account charges			(17,736)
Net investment income (loss)			1,229
Net realized gain (loss)			3,022
Realized gain distributions			5,089
Net change in unrealized appreciation (depreciation)			6,110
Net assets			$249,465

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	162	$249	1.25%	11.0%	12/31/2021	$1.55	0	$0	1.00%	11.3%	12/31/2021	$1.56	0	$0	0.75%	11.6%
12/31/2020	1.39	42	59	1.25%	30.5%	12/31/2020	1.40	0	0	1.00%	30.8%	12/31/2020	1.40	0	0	0.75%	31.2%
12/31/2019	1.07	0	0	1.25%	6.6%	12/31/2019	1.07	0	0	1.00%	6.7%	12/31/2019	1.07	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	0.50%	11.8%	12/31/2021	$1.59	0	$0	0.25%	12.1%	12/31/2021	$1.60	0	$0	0.00%	12.4%
12/31/2020	1.41	0	0	0.50%	31.5%	12/31/2020	1.41	0	0	0.25%	31.8%	12/31/2020	1.42	0	0	0.00%	32.2%
12/31/2019	1.07	0	0	0.50%	7.1%	12/31/2019	1.07	0	0	0.25%	7.3%	12/31/2019	1.07	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Industrials Z Class - 06-4G3 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	0	$0	1.25%	15.6%	12/31/2021	$1.19	0	$0	1.00%	15.9%	12/31/2021	$1.20	0	$0	0.75%	16.2%
12/31/2020	1.02	0	0	1.25%	10.2%	12/31/2020	1.03	0	0	1.00%	10.5%	12/31/2020	1.03	0	0	0.75%	10.8%
12/31/2019	0.93	0	0	1.25%	-7.1%	12/31/2019	0.93	0	0	1.00%	-7.1%	12/31/2019	0.93	0	0	0.75%	-7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	0	$0	0.50%	16.5%	12/31/2021	$1.21	0	$0	0.25%	16.8%	12/31/2021	$1.21	0	$0	0.00%	17.1%
12/31/2020	1.03	0	0	0.50%	11.1%	12/31/2020	1.03	0	0	0.25%	11.3%	12/31/2020	1.04	0	0	0.00%	11.6%
12/31/2019	0.93	0	0	0.50%	-7.1%	12/31/2019	0.93	0	0	0.25%	-7.1%	12/31/2019	0.93	0	0	0.00%	-7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Real Estate Index Fund - 06-3WP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$468,988	$344,630	23,505
Receivables: investments sold	4,878
Payables: investments purchased	-
Net assets	$473,866

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$473,866	366,924	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$473,866	366,924

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,754
Mortality & expense charges			(4,922)
Net investment income (loss)			832

Gain (loss) on investments:
Net realized gain (loss)			3,817
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			123,182
Net gain (loss)			126,999

Increase (decrease) in net assets from operations			$127,831

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$832	$6,727
Net realized gain (loss)		3,817	(16,157)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		123,182	1,176

Increase (decrease) in net assets from operations		127,831	(8,254)

Contract owner transactions:
Proceeds from units sold		103,228	456,786
Cost of units redeemed		(62,658)	(142,841)
Account charges		(125)	(101)
Increase (decrease)		40,445	313,844
Net increase (decrease)		168,276	305,590
Net assets, beginning		305,590	-
Net assets, ending		$473,866	$305,590

Units sold		93,061	511,053
Units redeemed		(54,840)	(182,350)
Net increase (decrease)		38,221	328,703
Units outstanding, beginning		328,703	-
Units outstanding, ending		366,924	328,703

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$560,014
Cost of units redeemed/account charges			(205,725)
Net investment income (loss)			7,559
Net realized gain (loss)			(12,340)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			124,358
Net assets			$473,866

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	367	$474	1.25%	38.9%	12/31/2021	$1.30	0	$0	1.00%	39.3%	12/31/2021	$1.31	0	$0	0.75%	39.6%
12/31/2020	0.93	329	306	1.25%	-12.4%	12/31/2020	0.93	0	0	1.00%	-12.2%	12/31/2020	0.94	0	0	0.75%	-12.0%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.07	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	0.50%	40.0%	12/31/2021	$1.33	0	$0	0.25%	40.3%	12/31/2021	$1.34	0	$0	0.00%	40.7%
12/31/2020	0.94	0	0	0.50%	-11.8%	12/31/2020	0.95	0	0	0.25%	-11.5%	12/31/2020	0.95	0	0	0.00%	-11.3%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.9%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	6.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv China Region Z Inst Class - 06-4N6 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	0	$0	1.25%	-14.4%	12/31/2021	$1.12	0	$0	1.00%	-14.2%	12/31/2021	$1.13	0	$0	0.75%	-14.0%
12/31/2020	1.31	0	0	1.25%	30.7%	12/31/2020	1.31	0	0	1.00%	30.9%	12/31/2020	1.31	0	0	0.75%	31.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.13	0	$0	0.50%	-13.8%	12/31/2021	$1.14	0	$0	0.25%	-13.6%	12/31/2021	$1.14	0	$0	0.00%	-13.4%
12/31/2020	1.31	0	0	0.50%	31.2%	12/31/2020	1.31	0	0	0.25%	31.4%	12/31/2020	1.32	0	0	0.00%	31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Technology Z Inst Class - 06-4N4

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$184,311	$201,150	1,640
Receivables: investments sold	-
Payables: investments purchased	(298)
Net assets	$184,013

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$184,013	107,217	$1.72
Band 100	-	-	1.72
Band 75	-	-	1.73
Band 50	-	-	1.74
Band 25	-	-	1.74
Band 0	-	-	1.75
Total	$184,013	107,217

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(242)
Net investment income (loss)			(242)

Gain (loss) on investments:
Net realized gain (loss)			(15)
Realized gain distributions			16,638
Net change in unrealized appreciation (depreciation)			(16,839)
Net gain (loss)			(216)

Increase (decrease) in net assets from operations			$(458)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(242)	$-
Net realized gain (loss)		(15)	-
Realized gain distributions		16,638	-
Net change in unrealized appreciation (depreciation)		(16,839)	-

Increase (decrease) in net assets from operations		(458)	-

Contract owner transactions:
Proceeds from units sold		185,255	-
Cost of units redeemed		(784)	-
Account charges		-	-
Increase (decrease)		184,471	-
Net increase (decrease)		184,013	-
Net assets, beginning		-	-
Net assets, ending		$184,013	$-

Units sold		107,678	-
Units redeemed		(461)	-
Net increase (decrease)		107,217	-
Units outstanding, beginning		-	-
Units outstanding, ending		107,217	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$185,255
Cost of units redeemed/account charges			(784)
Net investment income (loss)			(242)
Net realized gain (loss)			(15)
Realized gain distributions			16,638
Net change in unrealized appreciation (depreciation)			(16,839)
Net assets			$184,013

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.72	107	$184	1.25%	26.2%	12/31/2021	$1.72	0	$0	1.00%	26.5%	12/31/2021	$1.73	0	$0	0.75%	26.8%
12/31/2020	1.36	0	0	1.25%	36.0%	12/31/2020	1.36	0	0	1.00%	36.2%	12/31/2020	1.36	0	0	0.75%	36.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	0	$0	0.50%	27.1%	12/31/2021	$1.74	0	$0	0.25%	27.4%	12/31/2021	$1.75	0	$0	0.00%	27.7%
12/31/2020	1.37	0	0	0.50%	36.6%	12/31/2020	1.37	0	0	0.25%	36.7%	12/31/2020	1.37	0	0	0.00%	36.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Four In One Index No Load Class - 06-4N3 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	1.25%	15.6%	12/31/2021	$1.40	0	$0	1.00%	15.9%	12/31/2021	$1.40	0	$0	0.75%	16.2%
12/31/2020	1.20	0	0	1.25%	20.3%	12/31/2020	1.20	0	0	1.00%	20.5%	12/31/2020	1.21	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	16.5%	12/31/2021	$1.41	0	$0	0.25%	16.8%	12/31/2021	$1.42	0	$0	0.00%	17.1%
12/31/2020	1.21	0	0	0.50%	20.8%	12/31/2020	1.21	0	0	0.25%	20.9%	12/31/2020	1.21	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity International Sustainability Index Fund Inst Class - 06-4H6 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	0	$0	1.25%	6.3%	12/31/2021	$1.20	0	$0	1.00%	6.6%	12/31/2021	$1.21	0	$0	0.75%	6.8%
12/31/2020	1.13	0	0	1.25%	12.6%	12/31/2020	1.13	0	0	1.00%	12.8%	12/31/2020	1.13	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	0.50%	7.1%	12/31/2021	$1.22	0	$0	0.25%	7.4%	12/31/2021	$1.22	0	$0	0.00%	7.6%
12/31/2020	1.13	0	0	0.50%	13.3%	12/31/2020	1.14	0	0	0.25%	13.5%	12/31/2020	1.14	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Sustainability Bond Index Fund Institutional Class - 06-4H4 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	1.25%	-3.2%	12/31/2021	$1.01	0	$0	1.00%	-3.0%	12/31/2021	$1.02	0	$0	0.75%	-2.7%
12/31/2020	1.04	0	0	1.25%	4.0%	12/31/2020	1.04	0	0	1.00%	4.2%	12/31/2020	1.04	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	-2.5%	12/31/2021	$1.03	0	$0	0.25%	-2.2%	12/31/2021	$1.03	0	$0	0.00%	-2.0%
12/31/2020	1.05	0	0	0.50%	4.7%	12/31/2020	1.05	0	0	0.25%	4.9%	12/31/2020	1.05	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Growth Opps Z Inst Class - 06-4RH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,771,344	$4,067,457	23,594
Receivables: investments sold	10,318
Payables: investments purchased	-
Net assets	$3,781,662

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,781,662	3,628,061	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$3,781,662	3,628,061

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,351)
Net investment income (loss)			(4,351)

Gain (loss) on investments:
Net realized gain (loss)			(37,352)
Realized gain distributions			325,866
Net change in unrealized appreciation (depreciation)			(296,113)
Net gain (loss)			(7,599)

Increase (decrease) in net assets from operations			$(11,950)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,351)	$-
Net realized gain (loss)		(37,352)	-
Realized gain distributions		325,866	-
Net change in unrealized appreciation (depreciation)		(296,113)	-

Increase (decrease) in net assets from operations		(11,950)	-

Contract owner transactions:
Proceeds from units sold		4,705,220	-
Cost of units redeemed		(910,990)	-
Account charges		(618)	-
Increase (decrease)		3,793,612	-
Net increase (decrease)		3,781,662	-
Net assets, beginning		-	-
Net assets, ending		$3,781,662	$-

Units sold		4,526,672	-
Units redeemed		(898,611)	-
Net increase (decrease)		3,628,061	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,628,061	-

* Date of Fund Inception into Variable Account: 1 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,705,220
Cost of units redeemed/account charges			(911,608)
Net investment income (loss)			(4,351)
Net realized gain (loss)			(37,352)
Realized gain distributions			325,866
Net change in unrealized appreciation (depreciation)			(296,113)
Net assets			$3,781,662

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	3,628	$3,782	1.25%	4.2%	12/31/2021	$1.04	0	$0	1.00%	4.5%	12/31/2021	$1.05	0	$0	0.75%	4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	0.50%	5.0%	12/31/2021	$1.05	0	$0	0.25%	5.2%	12/31/2021	$1.05	0	$0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Intl Small Cap Z Inst Class - 06-4XH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,919	$4,204	120
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$3,920

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,920	3,930	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$3,920	3,930

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$99
Mortality & expense charges			(5)
Net investment income (loss)			94

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			170
Net change in unrealized appreciation (depreciation)			(285)
Net gain (loss)			(115)

Increase (decrease) in net assets from operations			$(21)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$94	$-
Net realized gain (loss)		-	-
Realized gain distributions		170	-
Net change in unrealized appreciation (depreciation)		(285)	-

Increase (decrease) in net assets from operations		(21)	-

Contract owner transactions:
Proceeds from units sold		3,941	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		3,941	-
Net increase (decrease)		3,920	-
Net assets, beginning		-	-
Net assets, ending		$3,920	$-

Units sold		3,930	-
Units redeemed		-	-
Net increase (decrease)		3,930	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,930	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,941
Cost of units redeemed/account charges			-
Net investment income (loss)			94
Net realized gain (loss)			-
Realized gain distributions			170
Net change in unrealized appreciation (depreciation)			(285)
Net assets			$3,920

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	4	$4	1.25%	-0.2%	12/31/2021	$1.00	0	$0	1.00%	-0.1%	12/31/2021	$1.00	0	$0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	0.2%	12/31/2021	$1.00	0	$0	0.25%	0.3%	12/31/2021	$1.00	0	$0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Small Cap Value Z Inst Class - 06-4TT (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	0	$0	1.25%	9.9%	12/31/2021	$1.10	0	$0	1.00%	10.1%	12/31/2021	$1.10	0	$0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	0.50%	10.6%	12/31/2021	$1.11	0	$0	0.25%	10.8%	12/31/2021	$1.11	0	$0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2005 Prem Other Class - 06-67X (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	0.3%	12/31/2021	$1.00	0	$0	1.00%	0.3%	12/31/2021	$1.00	0	$0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	0.3%	12/31/2021	$1.00	0	$0	0.25%	0.3%	12/31/2021	$1.00	0	$0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2010 Prem Other Class - 06-67Y (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	1.25%	0.6%	12/31/2021	$1.01	0	$0	1.00%	0.6%	12/31/2021	$1.01	0	$0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	0.6%	12/31/2021	$1.01	0	$0	0.25%	0.6%	12/31/2021	$1.01	0	$0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2015 Prem Other Class - 06-69C (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	1.25%	0.7%	12/31/2021	$1.01	0	$0	1.00%	0.7%	12/31/2021	$1.01	0	$0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	0.8%	12/31/2021	$1.01	0	$0	0.25%	0.8%	12/31/2021	$1.01	0	$0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2020 Prem Other Class - 06-69F (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	1.25%	1.0%	12/31/2021	$1.01	0	$0	1.00%	1.0%	12/31/2021	$1.01	0	$0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	1.0%	12/31/2021	$1.01	0	$0	0.25%	1.1%	12/31/2021	$1.01	0	$0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2025 Prem Other Class - 06-69G (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	1.25%	0.8%	12/31/2021	$1.01	0	$0	1.00%	0.9%	12/31/2021	$1.01	0	$0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	0.9%	12/31/2021	$1.01	0	$0	0.25%	0.9%	12/31/2021	$1.01	0	$0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2030 Prem Other Class - 06-69H (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	1.25%	1.2%	12/31/2021	$1.01	0	$0	1.00%	1.2%	12/31/2021	$1.01	0	$0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	1.3%	12/31/2021	$1.01	0	$0	0.25%	1.3%	12/31/2021	$1.01	0	$0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2035 Prem Other Class - 06-69J (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	1.25%	1.6%	12/31/2021	$1.02	0	$0	1.00%	1.6%	12/31/2021	$1.02	0	$0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.6%	12/31/2021	$1.02	0	$0	0.25%	1.6%	12/31/2021	$1.02	0	$0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2040 Prem Other Class - 06-69K (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	1.25%	1.9%	12/31/2021	$1.02	0	$0	1.00%	1.9%	12/31/2021	$1.02	0	$0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.9%	12/31/2021	$1.02	0	$0	0.25%	1.9%	12/31/2021	$1.02	0	$0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2045 Prem Other Class - 06-69M (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	1.25%	1.8%	12/31/2021	$1.02	0	$0	1.00%	1.9%	12/31/2021	$1.02	0	$0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.9%	12/31/2021	$1.02	0	$0	0.25%	1.9%	12/31/2021	$1.02	0	$0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2050 Prem Other Class - 06-69N (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	1.25%	1.8%	12/31/2021	$1.02	0	$0	1.00%	1.8%	12/31/2021	$1.02	0	$0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.9%	12/31/2021	$1.02	0	$0	0.25%	1.9%	12/31/2021	$1.02	0	$0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2055 Prem Other Class - 06-69P (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	1.25%	1.8%	12/31/2021	$1.02	0	$0	1.00%	1.9%	12/31/2021	$1.02	0	$0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.9%	12/31/2021	$1.02	0	$0	0.25%	1.9%	12/31/2021	$1.02	0	$0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2060 Prem Other Class - 06-69R (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	1.25%	1.8%	12/31/2021	$1.02	0	$0	1.00%	1.9%	12/31/2021	$1.02	0	$0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.9%	12/31/2021	$1.02	0	$0	0.25%	1.9%	12/31/2021	$1.02	0	$0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2065 Prem Other Class - 06-69T

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	1.25%	1.9%	12/31/2021	$1.02	0	$0	1.00%	1.9%	12/31/2021	$1.02	0	$0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.9%	12/31/2021	$1.02	0	$0	0.25%	1.9%	12/31/2021	$1.02	0	$0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx Inc Prem Other Class - 06-67W (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	0.3%	12/31/2021	$1.00	0	$0	1.00%	0.3%	12/31/2021	$1.00	0	$0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	0.3%	12/31/2021	$1.00	0	$0	0.25%	0.3%	12/31/2021	$1.00	0	$0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Large Cap Gro Idx Inst Class - 06-4RK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$208,362	$192,460	6,833
Receivables: investments sold	-
Payables: investments purchased	(5,816)
Net assets	$202,546

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$202,546	165,039	$1.23
Band 100	-	-	1.23
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.24
Band 0	-	-	1.24
Total	$202,546	165,039

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$844
Mortality & expense charges			(555)
Net investment income (loss)			289

Gain (loss) on investments:
Net realized gain (loss)			37
Realized gain distributions			3,418
Net change in unrealized appreciation (depreciation)			15,902
Net gain (loss)			19,357

Increase (decrease) in net assets from operations			$19,646

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$289	$-
Net realized gain (loss)		37	-
Realized gain distributions		3,418	-
Net change in unrealized appreciation (depreciation)		15,902	-

Increase (decrease) in net assets from operations		19,646	-

Contract owner transactions:
Proceeds from units sold		189,322	-
Cost of units redeemed		(6,422)	-
Account charges		-	-
Increase (decrease)		182,900	-
Net increase (decrease)		202,546	-
Net assets, beginning		-	-
Net assets, ending		$202,546	$-

Units sold		170,271	-
Units redeemed		(5,232)	-
Net increase (decrease)		165,039	-
Units outstanding, beginning		-	-
Units outstanding, ending		165,039	-

* Date of Fund Inception into Variable Account: 1 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$189,322
Cost of units redeemed/account charges			(6,422)
Net investment income (loss)			289
Net realized gain (loss)			37
Realized gain distributions			3,418
Net change in unrealized appreciation (depreciation)			15,902
Net assets			$202,546

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	165	$203	1.25%	22.7%	12/31/2021	$1.23	0	$0	1.00%	23.0%	12/31/2021	$1.23	0	$0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	0.50%	23.6%	12/31/2021	$1.24	0	$0	0.25%	23.9%	12/31/2021	$1.24	0	$0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Large Cap Val Idx Inst Class - 06-4RJ (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	0	$0	1.25%	19.8%	12/31/2021	$1.20	0	$0	1.00%	20.1%	12/31/2021	$1.20	0	$0	0.75%	20.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	0.50%	20.7%	12/31/2021	$1.21	0	$0	0.25%	21.0%	12/31/2021	$1.21	0	$0	0.00%	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2065 Z6 Inst Class - 06-64C (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	1.25%	1.6%	12/31/2021	$1.02	0	$0	1.00%	1.7%	12/31/2021	$1.02	0	$0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.8%	12/31/2021	$1.02	0	$0	0.25%	1.9%	12/31/2021	$1.02	0	$0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2065 I Inst Class - 06-63P

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$645	$663	48
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$643

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$643	636	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$643	636

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$14
Mortality & expense charges			-
Net investment income (loss)			14

Gain (loss) on investments:
Net realized gain (loss)			(7)
Realized gain distributions			16
Net change in unrealized appreciation (depreciation)			(18)
Net gain (loss)			(9)

Increase (decrease) in net assets from operations			$5

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14	$-
Net realized gain (loss)		(7)	-
Realized gain distributions		16	-
Net change in unrealized appreciation (depreciation)		(18)	-

Increase (decrease) in net assets from operations		5	-

Contract owner transactions:
Proceeds from units sold		966	-
Cost of units redeemed		(326)	-
Account charges		(2)	-
Increase (decrease)		638	-
Net increase (decrease)		643	-
Net assets, beginning		-	-
Net assets, ending		$643	$-

Units sold		960	-
Units redeemed		(324)	-
Net increase (decrease)		636	-
Units outstanding, beginning		-	-
Units outstanding, ending		636	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$966
Cost of units redeemed/account charges			(328)
Net investment income (loss)			14
Net realized gain (loss)			(7)
Realized gain distributions			16
Net change in unrealized appreciation (depreciation)			(18)
Net assets			$643

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	1	$1	1.25%	1.2%	12/31/2021	$1.01	0	$0	1.00%	1.2%	12/31/2021	$1.01	0	$0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	1.4%	12/31/2021	$1.01	0	$0	0.25%	1.4%	12/31/2021	$1.02	0	$0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2065 M M Class - 06-63V

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$369	$375	28
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$369

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$369	365	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$369	365

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6
Mortality & expense charges			-
Net investment income (loss)			6

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			(6)
Net gain (loss)			2

Increase (decrease) in net assets from operations			$8

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6	$-
Net realized gain (loss)		-	-
Realized gain distributions		8	-
Net change in unrealized appreciation (depreciation)		(6)	-

Increase (decrease) in net assets from operations		8	-

Contract owner transactions:
Proceeds from units sold		361	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		361	-
Net increase (decrease)		369	-
Net assets, beginning		-	-
Net assets, ending		$369	$-

Units sold		365	-
Units redeemed		-	-
Net increase (decrease)		365	-
Units outstanding, beginning		-	-
Units outstanding, ending		365	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$361
Cost of units redeemed/account charges			-
Net investment income (loss)			6
Net realized gain (loss)			-
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			(6)
Net assets			$369

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	1.25%	1.1%	12/31/2021	$1.01	0	$0	1.00%	1.1%	12/31/2021	$1.01	0	$0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	1.3%	12/31/2021	$1.01	0	$0	0.25%	1.3%	12/31/2021	$1.01	0	$0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2065 Z6 Inst Class - 06-63Y (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	1.25%	1.3%	12/31/2021	$1.01	0	$0	1.00%	1.4%	12/31/2021	$1.01	0	$0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	1.5%	12/31/2021	$1.02	0	$0	0.25%	1.6%	12/31/2021	$1.02	0	$0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$257,255	$246,490	14,442
Receivables: investments sold	-
Payables: investments purchased	(1,615)
Net assets	$255,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$255,640	127,354	$2.01
Band 100	-	-	2.05
Band 75	-	-	2.09
Band 50	-	-	2.13
Band 25	-	-	2.18
Band 0	-	-	2.22
Total	$255,640	127,354

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,173
Mortality & expense charges			(6,388)
Net investment income (loss)			2,785

Gain (loss) on investments:
Net realized gain (loss)			120,170
Realized gain distributions			14,906
Net change in unrealized appreciation (depreciation)			(49,361)
Net gain (loss)			85,715

Increase (decrease) in net assets from operations			$88,500

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,785	$8,439
Net realized gain (loss)		120,170	(16,820)
Realized gain distributions		14,906	17,380
Net change in unrealized appreciation (depreciation)		(49,361)	38,984

Increase (decrease) in net assets from operations		88,500	47,983

Contract owner transactions:
Proceeds from units sold		172,381	140,395
Cost of units redeemed		(603,918)	(227,848)
Account charges		(372)	(481)
Increase (decrease)		(431,909)	(87,934)
Net increase (decrease)		(343,409)	(39,951)
Net assets, beginning		599,049	639,000
Net assets, ending		$255,640	$599,049

Units sold		91,805	102,945
Units redeemed		(315,070)	(163,289)
Net increase (decrease)		(223,265)	(60,344)
Units outstanding, beginning		350,619	410,963
Units outstanding, ending		127,354	350,619

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,996,703
Cost of units redeemed/account charges			(4,206,867)
Net investment income (loss)			64,492
Net realized gain (loss)			210,769
Realized gain distributions			179,778
Net change in unrealized appreciation (depreciation)			10,765
Net assets			$255,640

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.01	127	$256	1.25%	17.5%	12/31/2021	$2.05	0	$0	1.00%	17.8%	12/31/2021	$2.09	0	$0	0.75%	18.1%
12/31/2020	1.71	351	599	1.25%	9.9%	12/31/2020	1.74	0	0	1.00%	10.2%	12/31/2020	1.77	0	0	0.75%	10.4%
12/31/2019	1.55	411	639	1.25%	20.9%	12/31/2019	1.58	0	0	1.00%	21.2%	12/31/2019	1.60	0	0	0.75%	21.5%
12/31/2018	1.29	931	1,198	1.25%	-5.8%	12/31/2018	1.30	0	0	1.00%	-5.5%	12/31/2018	1.32	0	0	0.75%	-5.3%
12/31/2017	1.36	837	1,142	1.25%	10.8%	12/31/2017	1.38	0	0	1.00%	11.1%	12/31/2017	1.39	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.13	0	$0	0.50%	18.4%	12/31/2021	$2.18	0	$0	0.25%	18.7%	12/31/2021	$2.22	0	$0	0.00%	19.0%
12/31/2020	1.80	0	0	0.50%	10.7%	12/31/2020	1.83	0	0	0.25%	11.0%	12/31/2020	1.87	0	0	0.00%	11.3%
12/31/2019	1.63	0	0	0.50%	21.8%	12/31/2019	1.65	0	0	0.25%	22.1%	12/31/2019	1.68	0	0	0.00%	22.5%
12/31/2018	1.34	0	0	0.50%	-5.1%	12/31/2018	1.35	0	0	0.25%	-4.8%	12/31/2018	1.37	0	0	0.00%	-4.6%
12/31/2017	1.41	0	0	0.50%	11.6%	12/31/2017	1.42	0	0	0.25%	11.9%	12/31/2017	1.44	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	2.5%
2019	2.6%
2018	3.3%
2017	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified International Fund M Class - 06-280

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,871	$2,056	98
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,871

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,871	784	$3.66
Band 100	-	-	3.83
Band 75	-	-	4.01
Band 50	-	-	4.20
Band 25	-	-	4.39
Band 0	-	-	4.68
Total	$2,871	784

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$20
Mortality & expense charges			(34)
Net investment income (loss)			(14)

Gain (loss) on investments:
Net realized gain (loss)			77
Realized gain distributions			252
Net change in unrealized appreciation (depreciation)			(26)
Net gain (loss)			303

Increase (decrease) in net assets from operations			$289

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14)	$(29)
Net realized gain (loss)		77	6
Realized gain distributions		252	-
Net change in unrealized appreciation (depreciation)		(26)	439

Increase (decrease) in net assets from operations		289	416

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(203)	(1)
Account charges		(2)	(1)
Increase (decrease)		(205)	(2)
Net increase (decrease)		84	414
Net assets, beginning		2,787	2,373
Net assets, ending		$2,871	$2,787

Units sold		-	-
Units redeemed		(61)	(1)
Net increase (decrease)		(61)	(1)
Units outstanding, beginning		845	846
Units outstanding, ending		784	845

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$722,793
Cost of units redeemed/account charges			(902,698)
Net investment income (loss)			(10,559)
Net realized gain (loss)			102,585
Realized gain distributions			89,935
Net change in unrealized appreciation (depreciation)			815
Net assets			$2,871

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.66	1	$3	1.25%	11.0%	12/31/2021	$3.83	0	$0	1.00%	11.3%	12/31/2021	$4.01	0	$0	0.75%	11.6%
12/31/2020	3.30	1	3	1.25%	17.5%	12/31/2020	3.44	0	0	1.00%	17.8%	12/31/2020	3.59	0	0	0.75%	18.1%
12/31/2019	2.81	1	2	1.25%	27.5%	12/31/2019	2.92	0	0	1.00%	27.8%	12/31/2019	3.04	0	0	0.75%	28.1%
12/31/2018	2.20	2	5	1.25%	-16.8%	12/31/2018	2.29	0	0	1.00%	-16.6%	12/31/2018	2.38	0	0	0.75%	-16.4%
12/31/2017	2.65	2	6	1.25%	24.6%	12/31/2017	2.74	0	0	1.00%	24.9%	12/31/2017	2.84	0	0	0.75%	25.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.20	0	$0	0.50%	11.9%	12/31/2021	$4.39	0	$0	0.25%	12.2%	12/31/2021	$4.68	0	$0	0.00%	12.4%
12/31/2020	3.75	0	0	0.50%	18.4%	12/31/2020	3.92	0	0	0.25%	18.7%	12/31/2020	4.16	0	0	0.00%	19.0%
12/31/2019	3.17	0	0	0.50%	28.4%	12/31/2019	3.30	0	0	0.25%	28.7%	12/31/2019	3.50	0	0	0.00%	29.1%
12/31/2018	2.47	0	0	0.50%	-16.2%	12/31/2018	2.56	0	0	0.25%	-16.0%	12/31/2018	2.71	0	0	0.00%	-15.8%
12/31/2017	2.94	0	0	0.50%	25.5%	12/31/2017	3.05	0	0	0.25%	25.9%	12/31/2017	3.21	0	0	0.00%	26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.0%
2019	1.4%
2018	0.5%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Overseas Fund R6 Class - 06-3VF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,926	$32,815	1,237
Receivables: investments sold	145
Payables: investments purchased	-
Net assets	$32,071

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,071	26,709	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.24
Total	$32,071	26,709

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,124
Mortality & expense charges			(749)
Net investment income (loss)			375

Gain (loss) on investments:
Net realized gain (loss)			2,801
Realized gain distributions			674
Net change in unrealized appreciation (depreciation)			(889)
Net gain (loss)			2,586

Increase (decrease) in net assets from operations			$2,961

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$375	$-
Net realized gain (loss)		2,801	-
Realized gain distributions		674	-
Net change in unrealized appreciation (depreciation)		(889)	-

Increase (decrease) in net assets from operations		2,961	-

Contract owner transactions:
Proceeds from units sold		93,324	-
Cost of units redeemed		(64,214)	-
Account charges		-	-
Increase (decrease)		29,110	-
Net increase (decrease)		32,071	-
Net assets, beginning		-	-
Net assets, ending		$32,071	$-

Units sold		79,316	-
Units redeemed		(52,607)	-
Net increase (decrease)		26,709	-
Units outstanding, beginning		-	-
Units outstanding, ending		26,709	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$93,324
Cost of units redeemed/account charges			(64,214)
Net investment income (loss)			375
Net realized gain (loss)			2,801
Realized gain distributions			674
Net change in unrealized appreciation (depreciation)			(889)
Net assets			$32,071

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	27	$32	1.25%	4.0%	12/31/2021	$1.21	0	$0	1.00%	4.3%	12/31/2021	$1.22	0	$0	0.75%	4.5%
12/31/2020	1.15	0	0	1.25%	6.0%	12/31/2020	1.16	0	0	1.00%	6.3%	12/31/2020	1.17	0	0	0.75%	6.6%
12/31/2019	1.09	0	0	1.25%	8.9%	12/31/2019	1.09	0	0	1.00%	9.1%	12/31/2019	1.09	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	0.50%	4.8%	12/31/2021	$1.24	0	$0	0.25%	5.0%	12/31/2021	$1.24	0	$0	0.00%	5.3%
12/31/2020	1.17	0	0	0.50%	6.8%	12/31/2020	1.18	0	0	0.25%	7.1%	12/31/2020	1.18	0	0	0.00%	7.4%
12/31/2019	1.10	0	0	0.50%	9.6%	12/31/2019	1.10	0	0	0.25%	9.8%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Global Fund R6 Class - 06-3VC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$671,553	$661,351	10,358
Receivables: investments sold	269
Payables: investments purchased	-
Net assets	$671,822

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$671,822	517,374	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$671,822	517,374

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$14,968
Mortality & expense charges			(5,893)
Net investment income (loss)			9,075

Gain (loss) on investments:
Net realized gain (loss)			5,420
Realized gain distributions			28,767
Net change in unrealized appreciation (depreciation)			(5,539)
Net gain (loss)			28,648

Increase (decrease) in net assets from operations			$37,723

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,075	$2,027
Net realized gain (loss)		5,420	43
Realized gain distributions		28,767	4,551
Net change in unrealized appreciation (depreciation)		(5,539)	15,741

Increase (decrease) in net assets from operations		37,723	22,362

Contract owner transactions:
Proceeds from units sold		720,059	652,986
Cost of units redeemed		(394,010)	(367,174)
Account charges		(94)	(30)
Increase (decrease)		325,955	285,782
Net increase (decrease)		363,678	308,144
Net assets, beginning		308,144	-
Net assets, ending		$671,822	$308,144

Units sold		564,973	602,768
Units redeemed		(311,467)	(338,900)
Net increase (decrease)		253,506	263,868
Units outstanding, beginning		263,868	-
Units outstanding, ending		517,374	263,868

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,373,045
Cost of units redeemed/account charges			(761,308)
Net investment income (loss)			11,102
Net realized gain (loss)			5,463
Realized gain distributions			33,318
Net change in unrealized appreciation (depreciation)			10,202
Net assets			$671,822

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	517	$672	1.25%	11.2%	12/31/2021	$1.31	0	$0	1.00%	11.5%	12/31/2021	$1.32	0	$0	0.75%	11.8%
12/31/2020	1.17	264	308	1.25%	7.3%	12/31/2020	1.17	0	0	1.00%	7.6%	12/31/2020	1.18	0	0	0.75%	7.8%
12/31/2019	1.09	0	0	1.25%	8.8%	12/31/2019	1.09	0	0	1.00%	9.1%	12/31/2019	1.09	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	12.0%	12/31/2021	$1.34	0	$0	0.25%	12.3%	12/31/2021	$1.35	0	$0	0.00%	12.6%
12/31/2020	1.18	0	0	0.50%	8.1%	12/31/2020	1.19	0	0	0.25%	8.4%	12/31/2020	1.20	0	0	0.00%	8.7%
12/31/2019	1.10	0	0	0.50%	9.5%	12/31/2019	1.10	0	0	0.25%	9.8%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.1%
2020	2.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund A Class - 06-312

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$334,314	$354,835	46,498
Receivables: investments sold	477
Payables: investments purchased	-
Net assets	$334,791

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$334,791	297,630	$1.12
Band 100	-	-	1.17
Band 75	-	-	1.21
Band 50	-	-	1.26
Band 25	-	-	1.30
Band 0	-	-	1.35
Total	$334,791	297,630

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,112
Mortality & expense charges			(8,121)
Net investment income (loss)			4,991

Gain (loss) on investments:
Net realized gain (loss)			38,643
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(34,666)
Net gain (loss)			3,977

Increase (decrease) in net assets from operations			$8,968

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,991	$1,320
Net realized gain (loss)		38,643	(15,397)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(34,666)	18,934

Increase (decrease) in net assets from operations		8,968	4,857

Contract owner transactions:
Proceeds from units sold		294,667	122,640
Cost of units redeemed		(597,028)	(167,582)
Account charges		(1,706)	(1,095)
Increase (decrease)		(304,067)	(46,037)
Net increase (decrease)		(295,099)	(41,180)
Net assets, beginning		629,890	671,070
Net assets, ending		$334,791	$629,890

Units sold		249,512	139,242
Units redeemed		(532,922)	(166,557)
Net increase (decrease)		(283,410)	(27,315)
Units outstanding, beginning		581,040	608,355
Units outstanding, ending		297,630	581,040

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,631,440
Cost of units redeemed/account charges			(4,460,231)
Net investment income (loss)			90,569
Net realized gain (loss)			(24,656)
Realized gain distributions			118,190
Net change in unrealized appreciation (depreciation)			(20,521)
Net assets			$334,791

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	298	$335	1.25%	3.8%	12/31/2021	$1.17	0	$0	1.00%	4.0%	12/31/2021	$1.21	0	$0	0.75%	4.3%
12/31/2020	1.08	581	630	1.25%	-1.7%	12/31/2020	1.12	0	0	1.00%	-1.5%	12/31/2020	1.16	0	0	0.75%	-1.2%
12/31/2019	1.10	608	671	1.25%	11.1%	12/31/2019	1.14	0	0	1.00%	11.3%	12/31/2019	1.17	0	0	0.75%	11.6%
12/31/2018	0.99	1,276	1,267	1.25%	-16.1%	12/31/2018	1.02	0	0	1.00%	-15.9%	12/31/2018	1.05	0	0	0.75%	-15.6%
12/31/2017	1.18	1,530	1,811	1.25%	15.6%	12/31/2017	1.21	0	0	1.00%	15.9%	12/31/2017	1.25	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	0.50%	4.5%	12/31/2021	$1.30	0	$0	0.25%	4.8%	12/31/2021	$1.35	0	$0	0.00%	5.1%
12/31/2020	1.20	0	0	0.50%	-1.0%	12/31/2020	1.24	0	0	0.25%	-0.7%	12/31/2020	1.29	0	0	0.00%	-0.5%
12/31/2019	1.21	0	0	0.50%	11.9%	12/31/2019	1.25	0	0	0.25%	12.2%	12/31/2019	1.29	0	0	0.00%	12.5%
12/31/2018	1.08	0	0	0.50%	-15.4%	12/31/2018	1.12	0	0	0.25%	-15.2%	12/31/2018	1.15	0	0	0.00%	-15.0%
12/31/2017	1.28	0	0	0.50%	16.5%	12/31/2017	1.32	0	0	0.25%	16.8%	12/31/2017	1.35	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.7%
2020	1.3%
2019	2.2%
2018	2.3%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Growth Fund R Class - 06-925

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$200,998	$179,328	8,315
Receivables: investments sold	-
Payables: investments purchased	(19)
Net assets	$200,979

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$193,420	95,129	$2.03
Band 100	7,559	3,552	2.13
Band 75	-	-	2.23
Band 50	-	-	2.33
Band 25	-	-	2.44
Band 0	-	-	2.56
Total	$200,979	98,681

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,877
Mortality & expense charges			(2,506)
Net investment income (loss)			371

Gain (loss) on investments:
Net realized gain (loss)			747
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,237
Net gain (loss)			5,984

Increase (decrease) in net assets from operations			$6,355

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$371	$(782)
Net realized gain (loss)		747	286
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,237	6,847

Increase (decrease) in net assets from operations		6,355	6,351

Contract owner transactions:
Proceeds from units sold		11,669	981
Cost of units redeemed		(4,075)	(19,214)
Account charges		(29)	(46)
Increase (decrease)		7,565	(18,279)
Net increase (decrease)		13,920	(11,928)
Net assets, beginning		187,059	198,987
Net assets, ending		$200,979	$187,059

Units sold		5,624	5,445
Units redeemed		(2,045)	(15,714)
Net increase (decrease)		3,579	(10,269)
Units outstanding, beginning		95,102	105,371
Units outstanding, ending		98,681	95,102

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,904,749
Cost of units redeemed/account charges			(16,952,218)
Net investment income (loss)			162,433
Net realized gain (loss)			(493,584)
Realized gain distributions			1,557,929
Net change in unrealized appreciation (depreciation)			21,670
Net assets			$200,979

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.03	95	$193	1.25%	3.5%	12/31/2021	$2.13	4	$8	1.00%	3.8%	12/31/2021	$2.23	0	$0	0.75%	4.1%
12/31/2020	1.96	91	179	1.25%	4.1%	12/31/2020	2.05	4	8	1.00%	4.4%	12/31/2020	2.14	0	0	0.75%	4.7%
12/31/2019	1.89	102	192	1.25%	13.1%	12/31/2019	1.96	4	7	1.00%	13.4%	12/31/2019	2.05	0	0	0.75%	13.7%
12/31/2018	1.67	106	176	1.25%	-15.8%	12/31/2018	1.73	0	0	1.00%	-15.6%	12/31/2018	1.80	0	0	0.75%	-15.4%
12/31/2017	1.98	169	334	1.25%	16.1%	12/31/2017	2.05	0	0	1.00%	16.4%	12/31/2017	2.13	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.33	0	$0	0.50%	4.3%	12/31/2021	$2.44	0	$0	0.25%	4.6%	12/31/2021	$2.56	0	$0	0.00%	4.9%
12/31/2020	2.23	0	0	0.50%	4.9%	12/31/2020	2.33	0	0	0.25%	5.2%	12/31/2020	2.44	0	0	0.00%	5.4%
12/31/2019	2.13	0	0	0.50%	14.0%	12/31/2019	2.22	0	0	0.25%	14.3%	12/31/2019	2.31	0	0	0.00%	14.5%
12/31/2018	1.87	0	0	0.50%	-15.2%	12/31/2018	1.94	0	0	0.25%	-15.0%	12/31/2018	2.02	0	0	0.00%	-14.7%
12/31/2017	2.20	0	0	0.50%	16.9%	12/31/2017	2.28	0	0	0.25%	17.2%	12/31/2017	2.37	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	0.7%
2019	1.9%
2018	1.1%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund R Class - 06-920

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$210,685	$209,324	30,110
Receivables: investments sold	1,292
Payables: investments purchased	-
Net assets	$211,977

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$192,354	99,864	$1.93
Band 100	19,623	9,733	2.02
Band 75	-	-	2.11
Band 50	-	-	2.21
Band 25	-	-	2.31
Band 0	-	-	2.42
Total	$211,977	109,597

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,012
Mortality & expense charges			(3,184)
Net investment income (loss)			4,828

Gain (loss) on investments:
Net realized gain (loss)			7,003
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11
Net gain (loss)			7,014

Increase (decrease) in net assets from operations			$11,842

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,828	$(248)
Net realized gain (loss)		7,003	(30,798)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11	762

Increase (decrease) in net assets from operations		11,842	(30,284)

Contract owner transactions:
Proceeds from units sold		27,088	32,304
Cost of units redeemed		(88,648)	(117,913)
Account charges		(713)	(696)
Increase (decrease)		(62,273)	(86,305)
Net increase (decrease)		(50,431)	(116,589)
Net assets, beginning		262,408	378,997
Net assets, ending		$211,977	$262,408

Units sold		13,601	20,766
Units redeemed		(44,777)	(79,007)
Net increase (decrease)		(31,176)	(58,241)
Units outstanding, beginning		140,773	199,014
Units outstanding, ending		109,597	140,773

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,559,517
Cost of units redeemed/account charges			(5,668,249)
Net investment income (loss)			102,945
Net realized gain (loss)			(368,376)
Realized gain distributions			584,779
Net change in unrealized appreciation (depreciation)			1,361
Net assets			$211,977

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	100	$192	1.25%	3.7%	12/31/2021	$2.02	10	$20	1.00%	3.9%	12/31/2021	$2.11	0	$0	0.75%	4.2%
12/31/2020	1.86	131	243	1.25%	-2.1%	12/31/2020	1.94	10	19	1.00%	-1.8%	12/31/2020	2.03	0	0	0.75%	-1.6%
12/31/2019	1.90	181	344	1.25%	10.9%	12/31/2019	1.98	18	35	1.00%	11.2%	12/31/2019	2.06	0	0	0.75%	11.5%
12/31/2018	1.71	423	724	1.25%	-16.4%	12/31/2018	1.78	17	31	1.00%	-16.2%	12/31/2018	1.85	0	0	0.75%	-16.0%
12/31/2017	2.05	426	872	1.25%	15.5%	12/31/2017	2.12	18	38	1.00%	15.8%	12/31/2017	2.20	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.21	0	$0	0.50%	4.4%	12/31/2021	$2.31	0	$0	0.25%	4.7%	12/31/2021	$2.42	0	$0	0.00%	5.0%
12/31/2020	2.11	0	0	0.50%	-1.3%	12/31/2020	2.21	0	0	0.25%	-1.1%	12/31/2020	2.31	0	0	0.00%	-0.8%
12/31/2019	2.14	0	0	0.50%	11.8%	12/31/2019	2.23	0	0	0.25%	12.1%	12/31/2019	2.33	0	0	0.00%	12.3%
12/31/2018	1.92	0	0	0.50%	-15.8%	12/31/2018	1.99	0	0	0.25%	-15.6%	12/31/2018	2.07	0	0	0.00%	-15.4%
12/31/2017	2.28	0	0	0.50%	16.3%	12/31/2017	2.36	0	0	0.25%	16.6%	12/31/2017	2.45	0	0	0.00%	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.4%
2020	0.9%
2019	2.4%
2018	2.2%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Fund A Class - 06-819

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$149,829	$139,825	995
Receivables: investments sold	-
Payables: investments purchased	(34)
Net assets	$149,795

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2	-	$4.12
Band 100	-	-	4.23
Band 75	-	-	4.34
Band 50	-	-	4.46
Band 25	-	-	4.58
Band 0	149,793	31,889	4.70
Total	$149,795	31,889

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,010)
Net investment income (loss)			(2,010)

Gain (loss) on investments:
Net realized gain (loss)			54,645
Realized gain distributions			12,476
Net change in unrealized appreciation (depreciation)			(14,875)
Net gain (loss)			52,246

Increase (decrease) in net assets from operations			$50,236

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,010)	$(5,897)
Net realized gain (loss)		54,645	151,234
Realized gain distributions		12,476	60,834
Net change in unrealized appreciation (depreciation)		(14,875)	(25,025)

Increase (decrease) in net assets from operations		50,236	181,146

Contract owner transactions:
Proceeds from units sold		81,283	311,068
Cost of units redeemed		(300,814)	(749,237)
Account charges		(51)	(61)
Increase (decrease)		(219,582)	(438,230)
Net increase (decrease)		(169,346)	(257,084)
Net assets, beginning		319,141	576,225
Net assets, ending		$149,795	$319,141

Units sold		21,249	112,459
Units redeemed		(78,930)	(237,774)
Net increase (decrease)		(57,681)	(125,315)
Units outstanding, beginning		89,570	214,885
Units outstanding, ending		31,889	89,570

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$29,180,984
Cost of units redeemed/account charges			(31,016,537)
Net investment income (loss)			(214,895)
Net realized gain (loss)			1,637,343
Realized gain distributions			552,896
Net change in unrealized appreciation (depreciation)			10,004
Net assets			$149,795

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.12	0	$0	1.25%	20.3%	12/31/2021	$4.23	0	$0	1.00%	20.6%	12/31/2021	$4.34	0	$0	0.75%	20.9%
12/31/2020	3.42	61	208	1.25%	29.0%	12/31/2020	3.51	0	0	1.00%	29.3%	12/31/2020	3.59	0	0	0.75%	29.7%
12/31/2019	2.65	195	517	1.25%	30.5%	12/31/2019	2.71	0	0	1.00%	30.9%	12/31/2019	2.77	0	0	0.75%	31.2%
12/31/2018	2.03	644	1,310	1.25%	-4.6%	12/31/2018	2.07	0	0	1.00%	-4.4%	12/31/2018	2.11	0	0	0.75%	-4.1%
12/31/2017	2.13	602	1,283	1.25%	25.3%	12/31/2017	2.17	0	0	1.00%	25.6%	12/31/2017	2.20	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.46	0	$0	0.50%	21.2%	12/31/2021	$4.58	0	$0	0.25%	21.5%	12/31/2021	$4.70	32	$150	0.00%	21.8%
12/31/2020	3.68	0	0	0.50%	30.0%	12/31/2020	3.77	0	0	0.25%	30.3%	12/31/2020	3.86	29	111	0.00%	30.6%
12/31/2019	2.83	0	0	0.50%	31.5%	12/31/2019	2.89	0	0	0.25%	31.8%	12/31/2019	2.95	20	59	0.00%	32.2%
12/31/2018	2.15	0	0	0.50%	-3.9%	12/31/2018	2.19	0	0	0.25%	-3.6%	12/31/2018	2.23	22	50	0.00%	-3.4%
12/31/2017	2.24	0	0	0.50%	26.2%	12/31/2017	2.27	0	0	0.25%	26.5%	12/31/2017	2.31	18	42	0.00%	26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.2%
2018	0.5%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Fund R Class - 06-818

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$422,211	$344,913	2,816
Receivables: investments sold	-
Payables: investments purchased	(1,617)
Net assets	$420,594

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$420,594	104,831	$4.01
Band 100	-	-	4.12
Band 75	-	-	4.23
Band 50	-	-	4.34
Band 25	-	-	4.46
Band 0	-	-	4.58
Total	$420,594	104,831

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,933)
Net investment income (loss)			(4,933)

Gain (loss) on investments:
Net realized gain (loss)			25,218
Realized gain distributions			35,034
Net change in unrealized appreciation (depreciation)			18,266
Net gain (loss)			78,518

Increase (decrease) in net assets from operations			$73,585

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,933)	$(3,911)
Net realized gain (loss)		25,218	34,078
Realized gain distributions		35,034	26,793
Net change in unrealized appreciation (depreciation)		18,266	34,209

Increase (decrease) in net assets from operations		73,585	91,169

Contract owner transactions:
Proceeds from units sold		91,614	67,997
Cost of units redeemed		(82,778)	(291,459)
Account charges		(119)	(196)
Increase (decrease)		8,717	(223,658)
Net increase (decrease)		82,302	(132,489)
Net assets, beginning		338,292	470,781
Net assets, ending		$420,594	$338,292

Units sold		25,119	24,602
Units redeemed		(21,449)	(104,618)
Net increase (decrease)		3,670	(80,016)
Units outstanding, beginning		101,161	181,177
Units outstanding, ending		104,831	101,161

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,696,241
Cost of units redeemed/account charges			(2,906,891)
Net investment income (loss)			(46,436)
Net realized gain (loss)			457,362
Realized gain distributions			143,020
Net change in unrealized appreciation (depreciation)			77,298
Net assets			$420,594

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.01	105	$421	1.25%	20.0%	12/31/2021	$4.12	0	$0	1.00%	20.3%	12/31/2021	$4.23	0	$0	0.75%	20.6%
12/31/2020	3.34	101	338	1.25%	28.7%	12/31/2020	3.42	0	0	1.00%	29.0%	12/31/2020	3.51	0	0	0.75%	29.3%
12/31/2019	2.60	181	471	1.25%	30.2%	12/31/2019	2.65	0	0	1.00%	30.5%	12/31/2019	2.71	0	0	0.75%	30.9%
12/31/2018	2.00	216	430	1.25%	-4.8%	12/31/2018	2.03	0	0	1.00%	-4.6%	12/31/2018	2.07	0	0	0.75%	-4.4%
12/31/2017	2.10	345	724	1.25%	24.9%	12/31/2017	2.13	0	0	1.00%	25.2%	12/31/2017	2.17	0	0	0.75%	25.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.34	0	$0	0.50%	20.9%	12/31/2021	$4.46	0	$0	0.25%	21.2%	12/31/2021	$4.58	0	$0	0.00%	21.5%
12/31/2020	3.59	0	0	0.50%	29.7%	12/31/2020	3.68	0	0	0.25%	30.0%	12/31/2020	3.77	0	0	0.00%	30.3%
12/31/2019	2.77	0	0	0.50%	31.2%	12/31/2019	2.83	0	0	0.25%	31.5%	12/31/2019	2.89	0	0	0.00%	31.9%
12/31/2018	2.11	0	0	0.50%	-4.1%	12/31/2018	2.15	0	0	0.25%	-3.9%	12/31/2018	2.19	0	0	0.00%	-3.6%
12/31/2017	2.20	0	0	0.50%	25.9%	12/31/2017	2.24	0	0	0.25%	26.2%	12/31/2017	2.27	0	0	0.00%	26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.1%
2018	0.1%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Income Fund R Class - 06-724

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$457,020	$422,745	185,066
Receivables: investments sold	95
Payables: investments purchased	-
Net assets	$457,115

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$272,753	162,744	$1.68
Band 100	184,362	107,520	1.71
Band 75	-	-	1.75
Band 50	-	-	1.79
Band 25	-	-	1.84
Band 0	-	-	1.88
Total	$457,115	270,264

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$21,292
Mortality & expense charges			(5,586)
Net investment income (loss)			15,706

Gain (loss) on investments:
Net realized gain (loss)			20,604
Realized gain distributions			9,311
Net change in unrealized appreciation (depreciation)			28,906
Net gain (loss)			58,821

Increase (decrease) in net assets from operations			$74,527

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,706	$26,424
Net realized gain (loss)		20,604	(16,833)
Realized gain distributions		9,311	-
Net change in unrealized appreciation (depreciation)		28,906	(5,839)

Increase (decrease) in net assets from operations		74,527	3,752

Contract owner transactions:
Proceeds from units sold		58,177	64,307
Cost of units redeemed		(233,069)	(180,833)
Account charges		(209)	(55)
Increase (decrease)		(175,101)	(116,581)
Net increase (decrease)		(100,574)	(112,829)
Net assets, beginning		557,689	670,518
Net assets, ending		$457,115	$557,689

Units sold		65,966	48,584
Units redeemed		(176,509)	(134,481)
Net increase (decrease)		(110,543)	(85,897)
Units outstanding, beginning		380,807	466,704
Units outstanding, ending		270,264	380,807

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,207,970
Cost of units redeemed/account charges			(1,988,348)
Net investment income (loss)			177,864
Net realized gain (loss)			16,043
Realized gain distributions			9,311
Net change in unrealized appreciation (depreciation)			34,275
Net assets			$457,115

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	163	$273	1.25%	15.7%	12/31/2021	$1.71	108	$184	1.00%	16.0%	12/31/2021	$1.75	0	$0	0.75%	16.3%
12/31/2020	1.45	192	278	1.25%	2.0%	12/31/2020	1.48	181	268	1.00%	2.2%	12/31/2020	1.51	0	0	0.75%	2.5%
12/31/2019	1.42	185	263	1.25%	13.7%	12/31/2019	1.45	274	396	1.00%	14.0%	12/31/2019	1.47	0	0	0.75%	14.3%
12/31/2018	1.25	183	229	1.25%	-6.9%	12/31/2018	1.27	278	353	1.00%	-6.7%	12/31/2018	1.29	0	0	0.75%	-6.4%
12/31/2017	1.34	147	198	1.25%	6.8%	12/31/2017	1.36	249	338	1.00%	7.1%	12/31/2017	1.38	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	0	$0	0.50%	16.6%	12/31/2021	$1.84	0	$0	0.25%	16.9%	12/31/2021	$1.88	0	$0	0.00%	17.2%
12/31/2020	1.54	8	12	0.50%	2.7%	12/31/2020	1.57	0	0	0.25%	3.0%	12/31/2020	1.60	0	0	0.00%	3.3%
12/31/2019	1.50	8	12	0.50%	14.6%	12/31/2019	1.53	0	0	0.25%	14.8%	12/31/2019	1.55	0	0	0.00%	15.1%
12/31/2018	1.31	12	16	0.50%	-6.2%	12/31/2018	1.33	0	0	0.25%	-6.0%	12/31/2018	1.35	0	0	0.00%	-5.7%
12/31/2017	1.39	17	24	0.50%	7.6%	12/31/2017	1.41	0	0	0.25%	7.9%	12/31/2017	1.43	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.2%
2020	5.4%
2019	5.3%
2018	5.0%
2017	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Income Fund Advisor Class - 06-719

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$814,300	$730,832	323,881
Receivables: investments sold	-
Payables: investments purchased	(4,596)
Net assets	$809,704

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$809,704	463,028	$1.75
Band 100	-	-	1.79
Band 75	-	-	1.83
Band 50	-	-	1.87
Band 25	-	-	1.92
Band 0	-	-	1.96
Total	$809,704	463,028

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$34,727
Mortality & expense charges			(9,273)
Net investment income (loss)			25,454

Gain (loss) on investments:
Net realized gain (loss)			1,903
Realized gain distributions			16,449
Net change in unrealized appreciation (depreciation)			64,155
Net gain (loss)			82,507

Increase (decrease) in net assets from operations			$107,961

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,454	$27,677
Net realized gain (loss)		1,903	(32,642)
Realized gain distributions		16,449	-
Net change in unrealized appreciation (depreciation)		64,155	(14,393)

Increase (decrease) in net assets from operations		107,961	(19,358)

Contract owner transactions:
Proceeds from units sold		72,684	164,889
Cost of units redeemed		(31,746)	(282,217)
Account charges		(731)	(529)
Increase (decrease)		40,207	(117,857)
Net increase (decrease)		148,168	(137,215)
Net assets, beginning		661,536	798,751
Net assets, ending		$809,704	$661,536

Units sold		44,163	116,748
Units redeemed		(20,133)	(220,708)
Net increase (decrease)		24,030	(103,960)
Units outstanding, beginning		438,998	542,958
Units outstanding, ending		463,028	438,998

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,051,951
Cost of units redeemed/account charges			(3,633,077)
Net investment income (loss)			296,024
Net realized gain (loss)			(5,111)
Realized gain distributions			16,449
Net change in unrealized appreciation (depreciation)			83,468
Net assets			$809,704

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	463	$810	1.25%	16.0%	12/31/2021	$1.79	0	$0	1.00%	16.3%	12/31/2021	$1.83	0	$0	0.75%	16.6%
12/31/2020	1.51	439	662	1.25%	2.4%	12/31/2020	1.54	0	0	1.00%	2.7%	12/31/2020	1.57	0	0	0.75%	2.9%
12/31/2019	1.47	543	799	1.25%	14.6%	12/31/2019	1.50	0	0	1.00%	14.9%	12/31/2019	1.52	0	0	0.75%	15.2%
12/31/2018	1.28	553	710	1.25%	-6.4%	12/31/2018	1.30	0	0	1.00%	-6.2%	12/31/2018	1.32	0	0	0.75%	-5.9%
12/31/2017	1.37	540	741	1.25%	7.3%	12/31/2017	1.39	0	0	1.00%	7.5%	12/31/2017	1.41	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.87	0	$0	0.50%	16.9%	12/31/2021	$1.92	0	$0	0.25%	17.2%	12/31/2021	$1.96	0	$0	0.00%	17.5%
12/31/2020	1.60	0	0	0.50%	3.2%	12/31/2020	1.63	0	0	0.25%	3.5%	12/31/2020	1.67	0	0	0.00%	3.7%
12/31/2019	1.55	0	0	0.50%	15.4%	12/31/2019	1.58	0	0	0.25%	15.7%	12/31/2019	1.61	0	0	0.00%	16.0%
12/31/2018	1.34	0	0	0.50%	-5.7%	12/31/2018	1.37	0	0	0.25%	-5.5%	12/31/2018	1.39	0	0	0.00%	-5.2%
12/31/2017	1.43	0	0	0.50%	8.1%	12/31/2017	1.44	0	0	0.25%	8.3%	12/31/2017	1.46	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.7%
2020	4.8%
2019	5.6%
2018	5.5%
2017	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Global Discovery Fund R Class - 06-726

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.82
Band 100	-	-	1.86
Band 75	-	-	1.90
Band 50	-	-	1.94
Band 25	-	-	1.99
Band 0	-	-	2.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	560
Cost of units redeemed		-	(560)
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	430
Units redeemed		-	(430)
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$807,454
Cost of units redeemed/account charges			(857,743)
Net investment income (loss)			10,911
Net realized gain (loss)			(47,669)
Realized gain distributions			87,047
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	0	$0	1.25%	17.6%	12/31/2021	$1.86	0	$0	1.00%	17.9%	12/31/2021	$1.90	0	$0	0.75%	18.2%
12/31/2020	1.54	0	0	1.25%	-6.1%	12/31/2020	1.58	0	0	1.00%	-5.8%	12/31/2020	1.61	0	0	0.75%	-5.6%
12/31/2019	1.64	0	0	1.25%	22.5%	12/31/2019	1.67	0	0	1.00%	22.9%	12/31/2019	1.70	0	0	0.75%	23.2%
12/31/2018	1.34	38	52	1.25%	-12.3%	12/31/2018	1.36	0	0	1.00%	-12.1%	12/31/2018	1.38	0	0	0.75%	-11.9%
12/31/2017	1.53	269	412	1.25%	8.0%	12/31/2017	1.55	0	0	1.00%	8.2%	12/31/2017	1.57	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.94	0	$0	0.50%	18.5%	12/31/2021	$1.99	0	$0	0.25%	18.8%	12/31/2021	$2.03	0	$0	0.00%	19.1%
12/31/2020	1.64	0	0	0.50%	-5.3%	12/31/2020	1.67	0	0	0.25%	-5.1%	12/31/2020	1.71	0	0	0.00%	-4.9%
12/31/2019	1.73	0	0	0.50%	23.5%	12/31/2019	1.76	0	0	0.25%	23.8%	12/31/2019	1.80	0	0	0.00%	24.1%
12/31/2018	1.40	0	0	0.50%	-11.7%	12/31/2018	1.43	0	0	0.25%	-11.5%	12/31/2018	1.45	0	0	0.00%	-11.2%
12/31/2017	1.59	0	0	0.50%	8.8%	12/31/2017	1.61	0	0	0.25%	9.0%	12/31/2017	1.63	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.4%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Global Discovery Fund Z Class - 06-723

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$173,898	$180,622	5,505
Receivables: investments sold	-
Payables: investments purchased	(46)
Net assets	$173,852

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$173,852	91,486	$1.90
Band 100	-	-	1.94
Band 75	-	-	1.99
Band 50	-	-	2.03
Band 25	-	-	2.08
Band 0	-	-	2.13
Total	$173,852	91,486

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,175
Mortality & expense charges			(3,656)
Net investment income (loss)			519

Gain (loss) on investments:
Net realized gain (loss)			(21,322)
Realized gain distributions			11,178
Net change in unrealized appreciation (depreciation)			58,042
Net gain (loss)			47,898

Increase (decrease) in net assets from operations			$48,417

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$519	$38,451
Net realized gain (loss)		(21,322)	(27,289)
Realized gain distributions		11,178	12,530
Net change in unrealized appreciation (depreciation)		58,042	(128,341)

Increase (decrease) in net assets from operations		48,417	(104,649)

Contract owner transactions:
Proceeds from units sold		177,183	278,052
Cost of units redeemed		(2,263,613)	(157,066)
Account charges		(423)	(80)
Increase (decrease)		(2,086,853)	120,906
Net increase (decrease)		(2,038,436)	16,257
Net assets, beginning		2,212,288	2,196,031
Net assets, ending		$173,852	$2,212,288

Units sold		97,313	232,407
Units redeemed		(1,381,730)	(146,302)
Net increase (decrease)		(1,284,417)	86,105
Units outstanding, beginning		1,375,903	1,289,798
Units outstanding, ending		91,486	1,375,903

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$23,628,410
Cost of units redeemed/account charges			(24,067,785)
Net investment income (loss)			201,481
Net realized gain (loss)			(868,240)
Realized gain distributions			1,286,710
Net change in unrealized appreciation (depreciation)			(6,724)
Net assets			$173,852

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.90	91	$174	1.25%	18.2%	12/31/2021	$1.94	0	$0	1.00%	18.5%	12/31/2021	$1.99	0	$0	0.75%	18.8%
12/31/2020	1.61	1,376	2,212	1.25%	-5.6%	12/31/2020	1.64	0	0	1.00%	-5.3%	12/31/2020	1.67	0	0	0.75%	-5.1%
12/31/2019	1.70	1,290	2,196	1.25%	23.1%	12/31/2019	1.73	0	0	1.00%	23.5%	12/31/2019	1.76	0	0	0.75%	23.8%
12/31/2018	1.38	9,131	12,625	1.25%	-11.9%	12/31/2018	1.40	0	0	1.00%	-11.7%	12/31/2018	1.43	0	0	0.75%	-11.5%
12/31/2017	1.57	2,549	4,000	1.25%	8.5%	12/31/2017	1.59	0	0	1.00%	8.8%	12/31/2017	1.61	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.03	0	$0	0.50%	19.1%	12/31/2021	$2.08	0	$0	0.25%	19.4%	12/31/2021	$2.13	0	$0	0.00%	19.7%
12/31/2020	1.71	0	0	0.50%	-4.9%	12/31/2020	1.74	0	0	0.25%	-4.6%	12/31/2020	1.78	0	0	0.00%	-4.4%
12/31/2019	1.80	0	0	0.50%	24.1%	12/31/2019	1.83	0	0	0.25%	24.4%	12/31/2019	1.86	0	0	0.00%	24.7%
12/31/2018	1.45	0	0	0.50%	-11.2%	12/31/2018	1.47	0	0	0.25%	-11.0%	12/31/2018	1.49	0	0	0.00%	-10.8%
12/31/2017	1.63	0	0	0.50%	9.3%	12/31/2017	1.65	0	0	0.25%	9.6%	12/31/2017	1.67	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	2.8%
2019	0.6%
2018	3.4%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund A Class - 06-886

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$809,679	$995,459	93,420
Receivables: investments sold	16,160
Payables: investments purchased	-
Net assets	$825,839

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$825,839	828,402	$1.00
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.08
Band 25	-	-	1.11
Band 0	-	-	1.15
Total	$825,839	828,402

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$54,287
Mortality & expense charges			(13,284)
Net investment income (loss)			41,003

Gain (loss) on investments:
Net realized gain (loss)			(108,063)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,284)
Net gain (loss)			(111,347)

Increase (decrease) in net assets from operations			$(70,344)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,003	$46,689
Net realized gain (loss)		(108,063)	(96,164)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,284)	(42,104)

Increase (decrease) in net assets from operations		(70,344)	(91,579)

Contract owner transactions:
Proceeds from units sold		150,452	254,592
Cost of units redeemed		(462,747)	(604,679)
Account charges		(1,311)	(2,055)
Increase (decrease)		(313,606)	(352,142)
Net increase (decrease)		(383,950)	(443,721)
Net assets, beginning		1,209,789	1,653,510
Net assets, ending		$825,839	$1,209,789

Units sold		147,925	239,863
Units redeemed		(457,379)	(568,722)
Net increase (decrease)		(309,454)	(328,859)
Units outstanding, beginning		1,137,856	1,466,715
Units outstanding, ending		828,402	1,137,856

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$49,675,576
Cost of units redeemed/account charges			(48,784,674)
Net investment income (loss)			2,504,137
Net realized gain (loss)			(2,458,445)
Realized gain distributions			75,025
Net change in unrealized appreciation (depreciation)			(185,780)
Net assets			$825,839

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	828	$826	1.25%	-6.2%	12/31/2021	$1.03	0	$0	1.00%	-6.0%	12/31/2021	$1.05	0	$0	0.75%	-5.8%
12/31/2020	1.06	1,138	1,210	1.25%	-5.6%	12/31/2020	1.09	0	0	1.00%	-5.4%	12/31/2020	1.12	0	0	0.75%	-5.1%
12/31/2019	1.13	1,455	1,639	1.25%	-0.6%	12/31/2019	1.15	0	0	1.00%	-0.4%	12/31/2019	1.18	0	0	0.75%	-0.1%
12/31/2018	1.13	4,690	5,315	1.25%	0.0%	12/31/2018	1.16	0	0	1.00%	0.3%	12/31/2018	1.18	0	0	0.75%	0.5%
12/31/2017	1.13	11,280	12,783	1.25%	1.1%	12/31/2017	1.15	0	0	1.00%	1.3%	12/31/2017	1.17	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	0	$0	0.50%	-5.5%	12/31/2021	$1.11	0	$0	0.25%	-5.3%	12/31/2021	$1.15	0	$0	0.00%	-5.1%
12/31/2020	1.15	0	0	0.50%	-4.9%	12/31/2020	1.18	0	0	0.25%	-4.6%	12/31/2020	1.21	0	0	0.00%	-4.4%
12/31/2019	1.21	0	0	0.50%	0.1%	12/31/2019	1.23	0	0	0.25%	0.4%	12/31/2019	1.26	12	15	0.00%	0.6%
12/31/2018	1.20	0	0	0.50%	0.8%	12/31/2018	1.23	0	0	0.25%	1.0%	12/31/2018	1.26	26	32	0.00%	1.3%
12/31/2017	1.20	0	0	0.50%	1.8%	12/31/2017	1.22	0	0	0.25%	2.1%	12/31/2017	1.24	21	25	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.3%
2020	4.5%
2019	8.1%
2018	4.3%
2017	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund R Class - 06-887

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$134,404	$149,985	15,277
Receivables: investments sold	652
Payables: investments purchased	-
Net assets	$135,056

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$135,056	139,303	$0.97
Band 100	-	-	1.00
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.08
Band 0	-	-	1.11
Total	$135,056	139,303

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,892
Mortality & expense charges			(1,768)
Net investment income (loss)			5,124

Gain (loss) on investments:
Net realized gain (loss)			(2,611)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(12,098)
Net gain (loss)			(14,709)

Increase (decrease) in net assets from operations			$(9,585)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,124	$5,005
Net realized gain (loss)		(2,611)	(23,157)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(12,098)	7,209

Increase (decrease) in net assets from operations		(9,585)	(10,943)

Contract owner transactions:
Proceeds from units sold		25,342	430,102
Cost of units redeemed		(28,611)	(423,434)
Account charges		(34)	(61)
Increase (decrease)		(3,303)	6,607
Net increase (decrease)		(12,888)	(4,336)
Net assets, beginning		147,944	152,280
Net assets, ending		$135,056	$147,944

Units sold		25,439	399,635
Units redeemed		(28,855)	(395,250)
Net increase (decrease)		(3,416)	4,385
Units outstanding, beginning		142,719	138,334
Units outstanding, ending		139,303	142,719

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,538,555
Cost of units redeemed/account charges			(5,441,734)
Net investment income (loss)			168,749
Net realized gain (loss)			(123,667)
Realized gain distributions			8,734
Net change in unrealized appreciation (depreciation)			(15,581)
Net assets			$135,056

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.97	139	$135	1.25%	-6.5%	12/31/2021	$1.00	0	$0	1.00%	-6.2%	12/31/2021	$1.03	0	$0	0.75%	-6.0%
12/31/2020	1.04	143	148	1.25%	-5.8%	12/31/2020	1.06	0	0	1.00%	-5.6%	12/31/2020	1.09	0	0	0.75%	-5.4%
12/31/2019	1.10	138	152	1.25%	-0.9%	12/31/2019	1.13	0	0	1.00%	-0.6%	12/31/2019	1.15	0	0	0.75%	-0.4%
12/31/2018	1.11	265	295	1.25%	-0.2%	12/31/2018	1.13	0	0	1.00%	0.0%	12/31/2018	1.16	0	0	0.75%	0.3%
12/31/2017	1.11	456	508	1.25%	0.8%	12/31/2017	1.13	0	0	1.00%	1.1%	12/31/2017	1.15	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	0.50%	-5.8%	12/31/2021	$1.08	0	$0	0.25%	-5.5%	12/31/2021	$1.11	0	$0	0.00%	-5.3%
12/31/2020	1.12	0	0	0.50%	-5.1%	12/31/2020	1.15	0	0	0.25%	-4.9%	12/31/2020	1.18	0	0	0.00%	-4.6%
12/31/2019	1.18	0	0	0.50%	-0.1%	12/31/2019	1.21	0	0	0.25%	0.1%	12/31/2019	1.23	0	0	0.00%	0.4%
12/31/2018	1.18	0	0	0.50%	0.5%	12/31/2018	1.21	0	0	0.25%	0.8%	12/31/2018	1.23	0	0	0.00%	1.0%
12/31/2017	1.17	0	0	0.50%	1.6%	12/31/2017	1.20	0	0	0.25%	1.8%	12/31/2017	1.22	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.9%
2020	4.8%
2019	6.3%
2018	4.9%
2017	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund A Class - 06-247

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,721	$86,617	1,410
Receivables: investments sold	41
Payables: investments purchased	-
Net assets	$80,762

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,203	22,054	$2.78
Band 100	-	-	2.88
Band 75	-	-	2.99
Band 50	-	-	3.11
Band 25	-	-	3.23
Band 0	19,559	5,829	3.36
Total	$80,762	27,883

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$427
Mortality & expense charges			(1,716)
Net investment income (loss)			(1,289)

Gain (loss) on investments:
Net realized gain (loss)			46,743
Realized gain distributions			6,846
Net change in unrealized appreciation (depreciation)			(21,642)
Net gain (loss)			31,947

Increase (decrease) in net assets from operations			$30,658

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,289)	$(1,697)
Net realized gain (loss)		46,743	(61,600)
Realized gain distributions		6,846	4,523
Net change in unrealized appreciation (depreciation)		(21,642)	33,676

Increase (decrease) in net assets from operations		30,658	(25,098)

Contract owner transactions:
Proceeds from units sold		97,816	73,717
Cost of units redeemed		(194,729)	(351,900)
Account charges		(344)	(273)
Increase (decrease)		(97,257)	(278,456)
Net increase (decrease)		(66,599)	(303,554)
Net assets, beginning		147,361	450,915
Net assets, ending		$80,762	$147,361

Units sold		36,392	40,440
Units redeemed		(73,313)	(184,588)
Net increase (decrease)		(36,921)	(144,148)
Units outstanding, beginning		64,804	208,952
Units outstanding, ending		27,883	64,804

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,688,687
Cost of units redeemed/account charges			(3,071,468)
Net investment income (loss)			(49,929)
Net realized gain (loss)			69,699
Realized gain distributions			449,669
Net change in unrealized appreciation (depreciation)			(5,896)
Net assets			$80,762

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.78	22	$61	1.25%	23.9%	12/31/2021	$2.88	0	$0	1.00%	24.2%	12/31/2021	$2.99	0	$0	0.75%	24.5%
12/31/2020	2.24	60	134	1.25%	4.1%	12/31/2020	2.32	0	0	1.00%	4.3%	12/31/2020	2.40	0	0	0.75%	4.6%
12/31/2019	2.15	206	442	1.25%	24.5%	12/31/2019	2.22	0	0	1.00%	24.8%	12/31/2019	2.30	0	0	0.75%	25.1%
12/31/2018	1.73	207	357	1.25%	-13.8%	12/31/2018	1.78	0	0	1.00%	-13.6%	12/31/2018	1.84	0	0	0.75%	-13.3%
12/31/2017	2.00	410	822	1.25%	9.3%	12/31/2017	2.06	0	0	1.00%	9.5%	12/31/2017	2.12	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.11	0	$0	0.50%	24.8%	12/31/2021	$3.23	0	$0	0.25%	25.2%	12/31/2021	$3.36	6	$20	0.00%	25.5%
12/31/2020	2.49	0	0	0.50%	4.9%	12/31/2020	2.58	0	0	0.25%	5.1%	12/31/2020	2.67	5	14	0.00%	5.4%
12/31/2019	2.38	0	0	0.50%	25.4%	12/31/2019	2.46	0	0	0.25%	25.7%	12/31/2019	2.54	3	8	0.00%	26.0%
12/31/2018	1.89	0	0	0.50%	-13.1%	12/31/2018	1.95	0	0	0.25%	-12.9%	12/31/2018	2.01	0	0	0.00%	-12.7%
12/31/2017	2.18	0	0	0.50%	10.1%	12/31/2017	2.24	0	0	0.25%	10.4%	12/31/2017	2.31	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.7%
2019	1.2%
2018	0.5%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund R Class - 06-248

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$182,024	$187,886	3,213
Receivables: investments sold	-
Payables: investments purchased	(265)
Net assets	$181,759

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$181,759	67,808	$2.68
Band 100	-	-	2.78
Band 75	-	-	2.89
Band 50	-	-	3.00
Band 25	-	-	3.12
Band 0	-	-	3.24
Total	$181,759	67,808

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$554
Mortality & expense charges			(2,190)
Net investment income (loss)			(1,636)

Gain (loss) on investments:
Net realized gain (loss)			41,431
Realized gain distributions			16,868
Net change in unrealized appreciation (depreciation)			(26,527)
Net gain (loss)			31,772

Increase (decrease) in net assets from operations			$30,136

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,636)	$(1,361)
Net realized gain (loss)		41,431	(32,475)
Realized gain distributions		16,868	2,724
Net change in unrealized appreciation (depreciation)		(26,527)	33,282

Increase (decrease) in net assets from operations		30,136	2,170

Contract owner transactions:
Proceeds from units sold		274,209	73,343
Cost of units redeemed		(236,928)	(248,957)
Account charges		(248)	(105)
Increase (decrease)		37,033	(175,719)
Net increase (decrease)		67,169	(173,549)
Net assets, beginning		114,590	288,139
Net assets, ending		$181,759	$114,590

Units sold		110,572	43,586
Units redeemed		(95,607)	(120,629)
Net increase (decrease)		14,965	(77,043)
Units outstanding, beginning		52,843	129,886
Units outstanding, ending		67,808	52,843

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,759,565
Cost of units redeemed/account charges			(6,766,308)
Net investment income (loss)			(103,032)
Net realized gain (loss)			651,240
Realized gain distributions			646,156
Net change in unrealized appreciation (depreciation)			(5,862)
Net assets			$181,759

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.68	68	$182	1.25%	23.6%	12/31/2021	$2.78	0	$0	1.00%	23.9%	12/31/2021	$2.89	0	$0	0.75%	24.2%
12/31/2020	2.17	53	115	1.25%	3.8%	12/31/2020	2.25	0	0	1.00%	4.1%	12/31/2020	2.33	0	0	0.75%	4.3%
12/31/2019	2.09	83	173	1.25%	24.2%	12/31/2019	2.16	0	0	1.00%	24.5%	12/31/2019	2.23	3	8	0.75%	24.8%
12/31/2018	1.68	104	176	1.25%	-14.0%	12/31/2018	1.73	0	0	1.00%	-13.8%	12/31/2018	1.79	0	0	0.75%	-13.5%
12/31/2017	1.96	250	488	1.25%	9.0%	12/31/2017	2.01	0	0	1.00%	9.3%	12/31/2017	2.07	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.00	0	$0	0.50%	24.5%	12/31/2021	$3.12	0	$0	0.25%	24.9%	12/31/2021	$3.24	0	$0	0.00%	25.2%
12/31/2020	2.41	0	0	0.50%	4.6%	12/31/2020	2.50	0	0	0.25%	4.9%	12/31/2020	2.59	0	0	0.00%	5.1%
12/31/2019	2.31	0	0	0.50%	25.1%	12/31/2019	2.38	0	0	0.25%	25.4%	12/31/2019	2.46	44	107	0.00%	25.7%
12/31/2018	1.84	0	0	0.50%	-13.3%	12/31/2018	1.90	0	0	0.25%	-13.1%	12/31/2018	1.96	42	82	0.00%	-12.9%
12/31/2017	2.13	0	0	0.50%	9.8%	12/31/2017	2.19	0	0	0.25%	10.1%	12/31/2017	2.25	44	98	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.4%
2019	0.9%
2018	0.3%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small-Mid Cap Growth Fund R Class - 06-890

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$619,969	$616,952	16,404
Receivables: investments sold	-
Payables: investments purchased	(38)
Net assets	$619,931

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$497,358	92,238	$5.39
Band 100	122,573	21,752	5.64
Band 75	-	-	5.89
Band 50	-	-	6.15
Band 25	-	-	6.43
Band 0	-	-	6.72
Total	$619,931	113,990

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,090)
Net investment income (loss)			(8,090)

Gain (loss) on investments:
Net realized gain (loss)			12,045
Realized gain distributions			95,736
Net change in unrealized appreciation (depreciation)			(49,389)
Net gain (loss)			58,392

Increase (decrease) in net assets from operations			$50,302

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,090)	$(3,166)
Net realized gain (loss)		12,045	3,920
Realized gain distributions		95,736	56,589
Net change in unrealized appreciation (depreciation)		(49,389)	70,347

Increase (decrease) in net assets from operations		50,302	127,690

Contract owner transactions:
Proceeds from units sold		35,376	372,698
Cost of units redeemed		(81,725)	(66,966)
Account charges		(71)	(59)
Increase (decrease)		(46,420)	305,673
Net increase (decrease)		3,882	433,363
Net assets, beginning		616,049	182,686
Net assets, ending		$619,931	$616,049

Units sold		6,842	84,774
Units redeemed		(15,605)	(17,506)
Net increase (decrease)		(8,763)	67,268
Units outstanding, beginning		122,753	55,485
Units outstanding, ending		113,990	122,753

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,659,073
Cost of units redeemed/account charges			(1,491,963)
Net investment income (loss)			(51,245)
Net realized gain (loss)			2,776
Realized gain distributions			498,273
Net change in unrealized appreciation (depreciation)			3,017
Net assets			$619,931

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.39	92	$497	1.25%	8.3%	12/31/2021	$5.64	22	$123	1.00%	8.5%	12/31/2021	$5.89	0	$0	0.75%	8.8%
12/31/2020	4.98	100	500	1.25%	53.7%	12/31/2020	5.19	22	116	1.00%	54.0%	12/31/2020	5.41	0	0	0.75%	54.4%
12/31/2019	3.24	33	108	1.25%	29.8%	12/31/2019	3.37	22	74	1.00%	30.2%	12/31/2019	3.50	0	0	0.75%	30.5%
12/31/2018	2.50	61	152	1.25%	-6.0%	12/31/2018	2.59	24	62	1.00%	-5.8%	12/31/2018	2.69	0	0	0.75%	-5.5%
12/31/2017	2.66	66	175	1.25%	19.7%	12/31/2017	2.75	27	76	1.00%	20.0%	12/31/2017	2.84	0	0	0.75%	20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.15	0	$0	0.50%	9.1%	12/31/2021	$6.43	0	$0	0.25%	9.4%	12/31/2021	$6.72	0	$0	0.00%	9.6%
12/31/2020	5.64	0	0	0.50%	54.8%	12/31/2020	5.88	0	0	0.25%	55.2%	12/31/2020	6.13	0	0	0.00%	55.6%
12/31/2019	3.64	0	0	0.50%	30.8%	12/31/2019	3.79	0	0	0.25%	31.1%	12/31/2019	3.94	0	0	0.00%	31.5%
12/31/2018	2.79	0	0	0.50%	-5.3%	12/31/2018	2.89	0	0	0.25%	-5.1%	12/31/2018	3.00	0	0	0.00%	-4.8%
12/31/2017	2.94	0	0	0.50%	20.6%	12/31/2017	3.04	0	0	0.25%	20.9%	12/31/2017	3.15	0	0	0.00%	21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund A Class - 06-821 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.27
Band 75	-	-	1.31
Band 50	-	-	1.34
Band 25	-	-	1.38
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$328,361
Cost of units redeemed/account charges			(340,130)
Net investment income (loss)			29,707
Net realized gain (loss)			(23,070)
Realized gain distributions			5,132
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	1.25%	0.9%	12/31/2021	$1.27	0	$0	1.00%	1.1%	12/31/2021	$1.31	0	$0	0.75%	1.4%
12/31/2020	1.23	0	0	1.25%	2.2%	12/31/2020	1.26	0	0	1.00%	2.5%	12/31/2020	1.29	0	0	0.75%	2.7%
12/31/2019	1.20	0	0	1.25%	6.8%	12/31/2019	1.23	0	0	1.00%	7.1%	12/31/2019	1.26	0	0	0.75%	7.4%
12/31/2018	1.13	2	2	1.25%	-3.1%	12/31/2018	1.15	0	0	1.00%	-2.9%	12/31/2018	1.17	0	0	0.75%	-2.6%
12/31/2017	1.16	2	3	1.25%	3.2%	12/31/2017	1.18	0	0	1.00%	3.5%	12/31/2017	1.20	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	0.50%	1.6%	12/31/2021	$1.38	0	$0	0.25%	1.9%	12/31/2021	$1.41	0	$0	0.00%	2.1%
12/31/2020	1.32	0	0	0.50%	3.0%	12/31/2020	1.35	0	0	0.25%	3.2%	12/31/2020	1.39	0	0	0.00%	3.5%
12/31/2019	1.28	0	0	0.50%	7.6%	12/31/2019	1.31	0	0	0.25%	7.9%	12/31/2019	1.34	0	0	0.00%	8.2%
12/31/2018	1.19	0	0	0.50%	-2.4%	12/31/2018	1.21	0	0	0.25%	-2.1%	12/31/2018	1.24	0	0	0.00%	-1.9%
12/31/2017	1.22	0	0	0.50%	4.0%	12/31/2017	1.24	0	0	0.25%	4.2%	12/31/2017	1.26	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	2.3%
2018	4.2%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton International Bond Fund A Class - 06-CHN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$747,969	$884,294	91,790
Receivables: investments sold	1,956
Payables: investments purchased	-
Net assets	$749,925

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$749,925	830,894	$0.90
Band 100	-	-	0.92
Band 75	-	-	0.93
Band 50	-	-	0.94
Band 25	-	-	0.96
Band 0	-	-	0.97
Total	$749,925	830,894

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$22,521
Mortality & expense charges			(9,638)
Net investment income (loss)			12,883

Gain (loss) on investments:
Net realized gain (loss)			(30,913)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(44,502)
Net gain (loss)			(75,415)

Increase (decrease) in net assets from operations			$(62,532)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,883	$8,620
Net realized gain (loss)		(30,913)	(6,128)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(44,502)	(64,119)

Increase (decrease) in net assets from operations		(62,532)	(61,627)

Contract owner transactions:
Proceeds from units sold		176,590	128,407
Cost of units redeemed		(210,582)	(78,698)
Account charges		(51)	(2)
Increase (decrease)		(34,043)	49,707
Net increase (decrease)		(96,575)	(11,920)
Net assets, beginning		846,500	858,420
Net assets, ending		$749,925	$846,500

Units sold		195,623	133,920
Units redeemed		(229,369)	(83,708)
Net increase (decrease)		(33,746)	50,212
Units outstanding, beginning		864,640	814,428
Units outstanding, ending		830,894	864,640

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,243,147
Cost of units redeemed/account charges			(362,281)
Net investment income (loss)			43,963
Net realized gain (loss)			(38,579)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(136,325)
Net assets			$749,925

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.90	831	$750	1.25%	-7.8%	12/31/2021	$0.92	0	$0	1.00%	-7.6%	12/31/2021	$0.93	0	$0	0.75%	-7.3%
12/31/2020	0.98	865	847	1.25%	-7.1%	12/31/2020	0.99	0	0	1.00%	-6.9%	12/31/2020	1.00	0	0	0.75%	-6.7%
12/31/2019	1.05	814	858	1.25%	0.9%	12/31/2019	1.06	0	0	1.00%	1.2%	12/31/2019	1.08	0	0	0.75%	1.4%
12/31/2018	1.04	0	0	1.25%	0.5%	12/31/2018	1.05	0	0	1.00%	0.8%	12/31/2018	1.06	0	0	0.75%	1.1%
12/31/2017	1.04	0	0	1.25%	1.0%	12/31/2017	1.04	0	0	1.00%	1.2%	12/31/2017	1.05	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.94	0	$0	0.50%	-7.1%	12/31/2021	$0.96	0	$0	0.25%	-6.9%	12/31/2021	$0.97	0	$0	0.00%	-6.7%
12/31/2020	1.02	0	0	0.50%	-6.4%	12/31/2020	1.03	0	0	0.25%	-6.2%	12/31/2020	1.04	0	0	0.00%	-5.9%
12/31/2019	1.09	0	0	0.50%	1.7%	12/31/2019	1.10	0	0	0.25%	1.9%	12/31/2019	1.11	0	0	0.00%	2.2%
12/31/2018	1.07	0	0	0.50%	1.3%	12/31/2018	1.08	0	0	0.25%	1.6%	12/31/2018	1.09	0	0	0.00%	1.8%
12/31/2017	1.06	0	0	0.50%	1.7%	12/31/2017	1.06	0	0	0.25%	2.0%	12/31/2017	1.07	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.8%
2020	2.2%
2019	6.6%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Opportunities Fund R Class - 06-CMW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$112,073	$81,527	2,083
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$112,067

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,918	10,063	$2.77
Band 100	84,149	29,907	2.81
Band 75	-	-	2.85
Band 50	-	-	2.89
Band 25	-	-	2.94
Band 0	-	-	2.98
Total	$112,067	39,970

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,404)
Net investment income (loss)			(1,404)

Gain (loss) on investments:
Net realized gain (loss)			20,285
Realized gain distributions			9,642
Net change in unrealized appreciation (depreciation)			(9,672)
Net gain (loss)			20,255

Increase (decrease) in net assets from operations			$18,851

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,404)	$(1,362)
Net realized gain (loss)		20,285	2,797
Realized gain distributions		9,642	8,405
Net change in unrealized appreciation (depreciation)		(9,672)	31,291

Increase (decrease) in net assets from operations		18,851	41,131

Contract owner transactions:
Proceeds from units sold		7,614	16,177
Cost of units redeemed		(58,154)	(45,250)
Account charges		(78)	(137)
Increase (decrease)		(50,618)	(29,210)
Net increase (decrease)		(31,767)	11,921
Net assets, beginning		143,834	131,913
Net assets, ending		$112,067	$143,834

Units sold		3,134	8,828
Units redeemed		(22,794)	(27,665)
Net increase (decrease)		(19,660)	(18,837)
Units outstanding, beginning		59,630	78,467
Units outstanding, ending		39,970	59,630

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$717,091
Cost of units redeemed/account charges			(752,046)
Net investment income (loss)			(10,752)
Net realized gain (loss)			64,390
Realized gain distributions			62,838
Net change in unrealized appreciation (depreciation)			30,546
Net assets			$112,067

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.77	10	$28	1.25%	15.8%	12/31/2021	$2.81	30	$84	1.00%	16.1%	12/31/2021	$2.85	0	$0	0.75%	16.4%
12/31/2020	2.40	25	60	1.25%	43.2%	12/31/2020	2.42	34	83	1.00%	43.6%	12/31/2020	2.45	0	0	0.75%	43.9%
12/31/2019	1.67	37	62	1.25%	31.8%	12/31/2019	1.69	41	70	1.00%	32.1%	12/31/2019	1.70	0	0	0.75%	32.5%
12/31/2018	1.27	35	45	1.25%	-2.4%	12/31/2018	1.28	45	58	1.00%	-2.2%	12/31/2018	1.29	0	0	0.75%	-1.9%
12/31/2017	1.30	37	48	1.25%	26.8%	12/31/2017	1.31	47	61	1.00%	27.1%	12/31/2017	1.31	0	0	0.75%	27.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.89	0	$0	0.50%	16.7%	12/31/2021	$2.94	0	$0	0.25%	17.0%	12/31/2021	$2.98	0	$0	0.00%	17.2%
12/31/2020	2.48	0	0	0.50%	44.3%	12/31/2020	2.51	0	0	0.25%	44.6%	12/31/2020	2.54	0	0	0.00%	45.0%
12/31/2019	1.72	0	0	0.50%	32.8%	12/31/2019	1.73	0	0	0.25%	33.1%	12/31/2019	1.75	0	0	0.00%	33.5%
12/31/2018	1.29	0	0	0.50%	-1.7%	12/31/2018	1.30	0	0	0.25%	-1.4%	12/31/2018	1.31	0	0	0.00%	-1.2%
12/31/2017	1.32	0	0	0.50%	27.7%	12/31/2017	1.32	0	0	0.25%	28.0%	12/31/2017	1.33	0	0	0.00%	28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Fund Advisor Class - 06-CMX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$869,400	$794,048	5,744
Receivables: investments sold	111
Payables: investments purchased	-
Net assets	$869,511

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$869,511	327,755	$2.65
Band 100	-	-	2.69
Band 75	-	-	2.73
Band 50	-	-	2.77
Band 25	-	-	2.81
Band 0	-	-	2.85
Total	$869,511	327,755

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(76,954)
Net investment income (loss)			(76,954)

Gain (loss) on investments:
Net realized gain (loss)			3,483,521
Realized gain distributions			72,314
Net change in unrealized appreciation (depreciation)			(2,190,426)
Net gain (loss)			1,365,409

Increase (decrease) in net assets from operations			$1,288,455

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(76,954)	$(79,549)
Net realized gain (loss)		3,483,521	227,732
Realized gain distributions		72,314	740,189
Net change in unrealized appreciation (depreciation)		(2,190,426)	1,484,028

Increase (decrease) in net assets from operations		1,288,455	2,372,400

Contract owner transactions:
Proceeds from units sold		701,452	1,025,235
Cost of units redeemed		(11,441,430)	(1,466,490)
Account charges		(1,005)	(1,281)
Increase (decrease)		(10,740,983)	(442,536)
Net increase (decrease)		(9,452,528)	1,929,864
Net assets, beginning		10,322,039	8,392,175
Net assets, ending		$869,511	$10,322,039

Units sold		310,520	553,664
Units redeemed		(4,674,283)	(795,611)
Net increase (decrease)		(4,363,763)	(241,947)
Units outstanding, beginning		4,691,518	4,933,465
Units outstanding, ending		327,755	4,691,518

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$10,448,749
Cost of units redeemed/account charges			(14,541,775)
Net investment income (loss)			(172,443)
Net realized gain (loss)			3,763,970
Realized gain distributions			1,295,658
Net change in unrealized appreciation (depreciation)			75,352
Net assets			$869,511

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.65	328	$870	1.25%	20.6%	12/31/2021	$2.69	0	$0	1.00%	20.9%	12/31/2021	$2.73	0	$0	0.75%	21.2%
12/31/2020	2.20	4,692	10,322	1.25%	29.3%	12/31/2020	2.23	0	0	1.00%	29.7%	12/31/2020	2.25	0	0	0.75%	30.0%
12/31/2019	1.70	4,933	8,392	1.25%	30.9%	12/31/2019	1.72	0	0	1.00%	31.2%	12/31/2019	1.73	0	0	0.75%	31.5%
12/31/2018	1.30	4,960	6,447	1.25%	-4.4%	12/31/2018	1.31	0	0	1.00%	-4.1%	12/31/2018	1.32	0	0	0.75%	-3.9%
12/31/2017	1.36	97	131	1.25%	25.6%	12/31/2017	1.36	0	0	1.00%	25.9%	12/31/2017	1.37	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.77	0	$0	0.50%	21.5%	12/31/2021	$2.81	0	$0	0.25%	21.8%	12/31/2021	$2.85	0	$0	0.00%	22.1%
12/31/2020	2.28	0	0	0.50%	30.3%	12/31/2020	2.30	0	0	0.25%	30.6%	12/31/2020	2.33	0	0	0.00%	31.0%
12/31/2019	1.75	0	0	0.50%	31.9%	12/31/2019	1.76	0	0	0.25%	32.2%	12/31/2019	1.78	0	0	0.00%	32.5%
12/31/2018	1.33	0	0	0.50%	-3.6%	12/31/2018	1.33	0	0	0.25%	-3.4%	12/31/2018	1.34	0	0	0.00%	-3.2%
12/31/2017	1.38	0	0	0.50%	26.5%	12/31/2017	1.38	0	0	0.25%	26.8%	12/31/2017	1.39	0	0	0.00%	27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.3%
2019	0.7%
2018	1.5%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund Advisor Class - 06-CMY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,984,997	$3,057,557	48,452
Receivables: investments sold	-
Payables: investments purchased	(22,615)
Net assets	$2,962,382

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,962,382	1,578,725	$1.88
Band 100	-	-	1.90
Band 75	-	-	1.93
Band 50	-	-	1.96
Band 25	-	-	1.99
Band 0	-	-	2.01
Total	$2,962,382	1,578,725

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$22,136
Mortality & expense charges			(71,872)
Net investment income (loss)			(49,736)

Gain (loss) on investments:
Net realized gain (loss)			1,073,340
Realized gain distributions			237,636
Net change in unrealized appreciation (depreciation)			(107,543)
Net gain (loss)			1,203,433

Increase (decrease) in net assets from operations			$1,153,697

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(49,736)	$364
Net realized gain (loss)		1,073,340	(9,476)
Realized gain distributions		237,636	3,641
Net change in unrealized appreciation (depreciation)		(107,543)	31,855

Increase (decrease) in net assets from operations		1,153,697	26,384

Contract owner transactions:
Proceeds from units sold		9,425,672	172,765
Cost of units redeemed		(7,866,652)	(69,370)
Account charges		(16,205)	(160)
Increase (decrease)		1,542,815	103,235
Net increase (decrease)		2,696,512	129,619
Net assets, beginning		265,870	136,251
Net assets, ending		$2,962,382	$265,870

Units sold		5,780,623	138,208
Units redeemed		(4,377,924)	(56,307)
Net increase (decrease)		1,402,699	81,901
Units outstanding, beginning		176,026	94,125
Units outstanding, ending		1,578,725	176,026

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,764,383
Cost of units redeemed/account charges			(8,005,632)
Net investment income (loss)			(49,601)
Net realized gain (loss)			1,061,098
Realized gain distributions			264,694
Net change in unrealized appreciation (depreciation)			(72,560)
Net assets			$2,962,382

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	1,579	$2,962	1.25%	24.2%	12/31/2021	$1.90	0	$0	1.00%	24.5%	12/31/2021	$1.93	0	$0	0.75%	24.9%
12/31/2020	1.51	176	266	1.25%	4.3%	12/31/2020	1.53	0	0	1.00%	4.6%	12/31/2020	1.55	0	0	0.75%	4.9%
12/31/2019	1.45	94	136	1.25%	24.8%	12/31/2019	1.46	0	0	1.00%	25.1%	12/31/2019	1.47	0	0	0.75%	25.4%
12/31/2018	1.16	99	115	1.25%	-13.6%	12/31/2018	1.17	0	0	1.00%	-13.4%	12/31/2018	1.18	0	0	0.75%	-13.2%
12/31/2017	1.34	55	73	1.25%	9.6%	12/31/2017	1.35	0	0	1.00%	9.9%	12/31/2017	1.35	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.96	0	$0	0.50%	25.2%	12/31/2021	$1.99	0	$0	0.25%	25.5%	12/31/2021	$2.01	0	$0	0.00%	25.8%
12/31/2020	1.56	0	0	0.50%	5.1%	12/31/2020	1.58	0	0	0.25%	5.4%	12/31/2020	1.60	0	0	0.00%	5.7%
12/31/2019	1.49	0	0	0.50%	25.7%	12/31/2019	1.50	0	0	0.25%	26.1%	12/31/2019	1.51	0	0	0.00%	26.4%
12/31/2018	1.18	0	0	0.50%	-12.9%	12/31/2018	1.19	0	0	0.25%	-12.7%	12/31/2018	1.20	0	0	0.00%	-12.5%
12/31/2017	1.36	0	0	0.50%	10.4%	12/31/2017	1.36	0	0	0.25%	10.7%	12/31/2017	1.37	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.2%
2019	1.5%
2018	0.9%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,989	$100,690	1,647
Receivables: investments sold	-
Payables: investments purchased	(15,438)
Net assets	$85,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$85,551	32,059	$2.67
Band 100	-	-	2.71
Band 75	-	-	2.74
Band 50	-	-	2.78
Band 25	-	-	2.82
Band 0	-	-	2.86
Total	$85,551	32,059

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(937)
Net investment income (loss)			(937)

Gain (loss) on investments:
Net realized gain (loss)			656
Realized gain distributions			11,507
Net change in unrealized appreciation (depreciation)			(6,713)
Net gain (loss)			5,450

Increase (decrease) in net assets from operations			$4,513

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(937)	$(264)
Net realized gain (loss)		656	230
Realized gain distributions		11,507	2,125
Net change in unrealized appreciation (depreciation)		(6,713)	8,158

Increase (decrease) in net assets from operations		4,513	10,249

Contract owner transactions:
Proceeds from units sold		69,942	7,265
Cost of units redeemed		(18,119)	(6,213)
Account charges		(217)	(79)
Increase (decrease)		51,606	973
Net increase (decrease)		56,119	11,222
Net assets, beginning		29,432	18,210
Net assets, ending		$85,551	$29,432

Units sold		26,921	3,895
Units redeemed		(6,864)	(3,359)
Net increase (decrease)		20,057	536
Units outstanding, beginning		12,002	11,466
Units outstanding, ending		32,059	12,002

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$102,580
Cost of units redeemed/account charges			(32,857)
Net investment income (loss)			(1,386)
Net realized gain (loss)			347
Realized gain distributions			16,568
Net change in unrealized appreciation (depreciation)			299
Net assets			$85,551

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.67	32	$86	1.25%	8.8%	12/31/2021	$2.71	0	$0	1.00%	9.1%	12/31/2021	$2.74	0	$0	0.75%	9.4%
12/31/2020	2.45	12	29	1.25%	54.4%	12/31/2020	2.48	0	0	1.00%	54.8%	12/31/2020	2.51	0	0	0.75%	55.2%
12/31/2019	1.59	11	18	1.25%	30.5%	12/31/2019	1.60	0	0	1.00%	30.9%	12/31/2019	1.62	0	0	0.75%	31.2%
12/31/2018	1.22	7	8	1.25%	-5.6%	12/31/2018	1.22	0	0	1.00%	-5.4%	12/31/2018	1.23	0	0	0.75%	-5.1%
12/31/2017	1.29	0	0	1.25%	20.3%	12/31/2017	1.29	0	0	1.00%	20.6%	12/31/2017	1.30	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.78	0	$0	0.50%	9.6%	12/31/2021	$2.82	0	$0	0.25%	9.9%	12/31/2021	$2.86	0	$0	0.00%	10.2%
12/31/2020	2.54	0	0	0.50%	55.6%	12/31/2020	2.57	0	0	0.25%	56.0%	12/31/2020	2.60	0	0	0.00%	56.4%
12/31/2019	1.63	0	0	0.50%	31.5%	12/31/2019	1.65	0	0	0.25%	31.8%	12/31/2019	1.66	0	0	0.00%	32.2%
12/31/2018	1.24	0	0	0.50%	-4.9%	12/31/2018	1.25	0	0	0.25%	-4.6%	12/31/2018	1.26	0	0	0.00%	-4.4%
12/31/2017	1.30	0	0	0.50%	21.2%	12/31/2017	1.31	0	0	0.25%	21.5%	12/31/2017	1.32	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund Advisor Class - 06-CNF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1)
Net investment income (loss)			(1)

Gain (loss) on investments:
Net realized gain (loss)			5
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2)
Net gain (loss)			3

Increase (decrease) in net assets from operations			$2

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1)	$-
Net realized gain (loss)		5	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2)	2

Increase (decrease) in net assets from operations		2	2

Contract owner transactions:
Proceeds from units sold		139	99
Cost of units redeemed		(242)	-
Account charges		-	-
Increase (decrease)		(103)	99
Net increase (decrease)		(101)	101
Net assets, beginning		101	-
Net assets, ending		$-	$101

Units sold		121	88
Units redeemed		(209)	-
Net increase (decrease)		(88)	88
Units outstanding, beginning		88	-
Units outstanding, ending		-	88

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$238
Cost of units redeemed/account charges			(242)
Net investment income (loss)			(1)
Net realized gain (loss)			5
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	1.25%	1.1%	12/31/2021	$1.18	0	$0	1.00%	1.4%	12/31/2021	$1.19	0	$0	0.75%	1.6%
12/31/2020	1.15	0	0	1.25%	2.3%	12/31/2020	1.16	0	0	1.00%	2.6%	12/31/2020	1.17	0	0	0.75%	2.9%
12/31/2019	1.12	0	0	1.25%	7.2%	12/31/2019	1.13	0	0	1.00%	7.5%	12/31/2019	1.14	0	0	0.75%	7.7%
12/31/2018	1.05	0	0	1.25%	-2.9%	12/31/2018	1.05	0	0	1.00%	-2.6%	12/31/2018	1.06	0	0	0.75%	-2.4%
12/31/2017	1.08	0	0	1.25%	3.5%	12/31/2017	1.08	0	0	1.00%	3.7%	12/31/2017	1.09	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	0.50%	1.9%	12/31/2021	$1.23	0	$0	0.25%	2.1%	12/31/2021	$1.24	0	$0	0.00%	2.4%
12/31/2020	1.19	0	0	0.50%	3.1%	12/31/2020	1.20	0	0	0.25%	3.4%	12/31/2020	1.22	0	0	0.00%	3.6%
12/31/2019	1.15	0	0	0.50%	8.0%	12/31/2019	1.16	0	0	0.25%	8.3%	12/31/2019	1.17	0	0	0.00%	8.5%
12/31/2018	1.07	0	0	0.50%	-2.1%	12/31/2018	1.07	0	0	0.25%	-1.9%	12/31/2018	1.08	0	0	0.00%	-1.6%
12/31/2017	1.09	0	0	0.50%	4.2%	12/31/2017	1.09	0	0	0.25%	4.5%	12/31/2017	1.10	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund Advisor Class - 06-CNG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$652,377
Cost of units redeemed/account charges			(683,997)
Net investment income (loss)			3,391
Net realized gain (loss)			28,229
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	0	$0	1.25%	4.0%	12/31/2021	$1.26	0	$0	1.00%	4.3%	12/31/2021	$1.28	0	$0	0.75%	4.5%
12/31/2020	1.20	0	0	1.25%	-1.6%	12/31/2020	1.21	0	0	1.00%	-1.3%	12/31/2020	1.23	0	0	0.75%	-1.1%
12/31/2019	1.22	0	0	1.25%	11.6%	12/31/2019	1.23	0	0	1.00%	11.8%	12/31/2019	1.24	0	0	0.75%	12.1%
12/31/2018	1.09	4	4	1.25%	-16.1%	12/31/2018	1.10	0	0	1.00%	-15.8%	12/31/2018	1.11	0	0	0.75%	-15.6%
12/31/2017	1.30	146	190	1.25%	16.1%	12/31/2017	1.31	0	0	1.00%	16.4%	12/31/2017	1.31	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	0.50%	4.8%	12/31/2021	$1.32	0	$0	0.25%	5.1%	12/31/2021	$1.34	0	$0	0.00%	5.3%
12/31/2020	1.24	0	0	0.50%	-0.9%	12/31/2020	1.26	0	0	0.25%	-0.6%	12/31/2020	1.27	0	0	0.00%	-0.4%
12/31/2019	1.25	0	0	0.50%	12.4%	12/31/2019	1.26	0	0	0.25%	12.7%	12/31/2019	1.27	0	0	0.00%	13.0%
12/31/2018	1.11	0	0	0.50%	-15.4%	12/31/2018	1.12	0	0	0.25%	-15.2%	12/31/2018	1.13	0	0	0.00%	-15.0%
12/31/2017	1.32	0	0	0.50%	17.0%	12/31/2017	1.32	0	0	0.25%	17.3%	12/31/2017	1.33	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.1%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund Advisor Class - 06-CNH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,047	$3,324	346
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3,047

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,047	3,169	$0.96
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$3,047	3,169

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,988
Mortality & expense charges			(1,471)
Net investment income (loss)			1,517

Gain (loss) on investments:
Net realized gain (loss)			(221,987)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			216,366
Net gain (loss)			(5,621)

Increase (decrease) in net assets from operations			$(4,104)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,517	$77,601
Net realized gain (loss)		(221,987)	(45,886)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		216,366	(147,169)

Increase (decrease) in net assets from operations		(4,104)	(115,454)

Contract owner transactions:
Proceeds from units sold		28,109	1,293,801
Cost of units redeemed		(2,661,815)	(515,844)
Account charges		(2)	(176)
Increase (decrease)		(2,633,708)	777,781
Net increase (decrease)		(2,637,812)	662,327
Net assets, beginning		2,640,859	1,978,532
Net assets, ending		$3,047	$2,640,859

Units sold		27,683	1,307,536
Units redeemed		(2,608,762)	(555,154)
Net increase (decrease)		(2,581,079)	752,382
Units outstanding, beginning		2,584,248	1,831,866
Units outstanding, ending		3,169	2,584,248

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,874,578
Cost of units redeemed/account charges			(4,817,000)
Net investment income (loss)			245,711
Net realized gain (loss)			(299,965)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(277)
Net assets			$3,047

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.96	3	$3	1.25%	-5.9%	12/31/2021	$0.98	0	$0	1.00%	-5.7%	12/31/2021	$0.99	0	$0	0.75%	-5.5%
12/31/2020	1.02	2,584	2,641	1.25%	-5.4%	12/31/2020	1.03	0	0	1.00%	-5.1%	12/31/2020	1.05	0	0	0.75%	-4.9%
12/31/2019	1.08	1,832	1,979	1.25%	-0.4%	12/31/2019	1.09	0	0	1.00%	-0.1%	12/31/2019	1.10	0	0	0.75%	0.1%
12/31/2018	1.08	1,280	1,387	1.25%	0.2%	12/31/2018	1.09	0	0	1.00%	0.4%	12/31/2018	1.10	0	0	0.75%	0.7%
12/31/2017	1.08	1,170	1,266	1.25%	1.4%	12/31/2017	1.09	0	0	1.00%	1.6%	12/31/2017	1.09	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	-5.2%	12/31/2021	$1.02	0	$0	0.25%	-5.0%	12/31/2021	$1.03	0	$0	0.00%	-4.7%
12/31/2020	1.06	0	0	0.50%	-4.7%	12/31/2020	1.07	0	0	0.25%	-4.4%	12/31/2020	1.08	0	0	0.00%	-4.2%
12/31/2019	1.11	0	0	0.50%	0.4%	12/31/2019	1.12	0	0	0.25%	0.6%	12/31/2019	1.13	0	0	0.00%	0.9%
12/31/2018	1.11	0	0	0.50%	0.9%	12/31/2018	1.11	0	0	0.25%	1.2%	12/31/2018	1.12	0	0	0.00%	1.4%
12/31/2017	1.10	0	0	0.50%	2.1%	12/31/2017	1.10	0	0	0.25%	2.4%	12/31/2017	1.10	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	4.6%
2019	5.4%
2018	6.1%
2017	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Growth Fund Advisor Class - 06-CNJ (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$228,146
Cost of units redeemed/account charges			(225,966)
Net investment income (loss)			102
Net realized gain (loss)			(3,233)
Realized gain distributions			951
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	1.25%	4.1%	12/31/2021	$1.39	0	$0	1.00%	4.3%	12/31/2021	$1.41	0	$0	0.75%	4.6%
12/31/2020	1.32	0	0	1.25%	4.7%	12/31/2020	1.33	0	0	1.00%	4.9%	12/31/2020	1.35	0	0	0.75%	5.2%
12/31/2019	1.26	0	0	1.25%	13.7%	12/31/2019	1.27	0	0	1.00%	14.0%	12/31/2019	1.28	0	0	0.75%	14.2%
12/31/2018	1.11	0	0	1.25%	-15.4%	12/31/2018	1.12	0	0	1.00%	-15.2%	12/31/2018	1.12	0	0	0.75%	-15.0%
12/31/2017	1.31	9	12	1.25%	16.6%	12/31/2017	1.32	0	0	1.00%	16.9%	12/31/2017	1.32	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	0.50%	4.9%	12/31/2021	$1.45	0	$0	0.25%	5.1%	12/31/2021	$1.47	0	$0	0.00%	5.4%
12/31/2020	1.37	0	0	0.50%	5.5%	12/31/2020	1.38	0	0	0.25%	5.7%	12/31/2020	1.40	0	0	0.00%	6.0%
12/31/2019	1.30	0	0	0.50%	14.5%	12/31/2019	1.31	0	0	0.25%	14.8%	12/31/2019	1.32	0	0	0.00%	15.1%
12/31/2018	1.13	0	0	0.50%	-14.8%	12/31/2018	1.14	0	0	0.25%	-14.5%	12/31/2018	1.15	0	0	0.00%	-14.3%
12/31/2017	1.33	0	0	0.50%	17.5%	12/31/2017	1.33	0	0	0.25%	17.8%	12/31/2017	1.34	0	0	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	3.7%
2017	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Opportunities Fund Advisor Class - 06-CNW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$83,187	$89,720	1,289
Receivables: investments sold	-
Payables: investments purchased	(103)
Net assets	$83,084

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$83,084	29,136	$2.85
Band 100	-	-	2.89
Band 75	-	-	2.93
Band 50	-	-	2.97
Band 25	-	-	3.02
Band 0	-	-	3.06
Total	$83,084	29,136

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(447)
Net investment income (loss)			(447)

Gain (loss) on investments:
Net realized gain (loss)			6,202
Realized gain distributions			6,584
Net change in unrealized appreciation (depreciation)			(10,572)
Net gain (loss)			2,214

Increase (decrease) in net assets from operations			$1,767

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(447)	$(152)
Net realized gain (loss)		6,202	22
Realized gain distributions		6,584	808
Net change in unrealized appreciation (depreciation)		(10,572)	4,031

Increase (decrease) in net assets from operations		1,767	4,709

Contract owner transactions:
Proceeds from units sold		85,246	1,973
Cost of units redeemed		(19,944)	-
Account charges		(244)	(65)
Increase (decrease)		65,058	1,908
Net increase (decrease)		66,825	6,617
Net assets, beginning		16,259	9,642
Net assets, ending		$83,084	$16,259

Units sold		29,660	1,004
Units redeemed		(7,158)	(32)
Net increase (decrease)		22,502	972
Units outstanding, beginning		6,634	5,662
Units outstanding, ending		29,136	6,634

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$96,122
Cost of units redeemed/account charges			(20,292)
Net investment income (loss)			(675)
Net realized gain (loss)			6,225
Realized gain distributions			8,237
Net change in unrealized appreciation (depreciation)			(6,533)
Net assets			$83,084

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.85	29	$83	1.25%	16.4%	12/31/2021	$2.89	0	$0	1.00%	16.6%	12/31/2021	$2.93	0	$0	0.75%	16.9%
12/31/2020	2.45	7	16	1.25%	43.9%	12/31/2020	2.48	0	0	1.00%	44.3%	12/31/2020	2.51	0	0	0.75%	44.6%
12/31/2019	1.70	6	10	1.25%	32.5%	12/31/2019	1.72	0	0	1.00%	32.8%	12/31/2019	1.73	0	0	0.75%	33.1%
12/31/2018	1.29	1	1	1.25%	-2.0%	12/31/2018	1.29	0	0	1.00%	-1.8%	12/31/2018	1.30	0	0	0.75%	-1.5%
12/31/2017	1.31	0	0	1.25%	27.4%	12/31/2017	1.32	0	0	1.00%	27.7%	12/31/2017	1.32	0	0	0.75%	28.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.97	0	$0	0.50%	17.2%	12/31/2021	$3.02	0	$0	0.25%	17.5%	12/31/2021	$3.06	0	$0	0.00%	17.8%
12/31/2020	2.54	0	0	0.50%	45.0%	12/31/2020	2.57	0	0	0.25%	45.4%	12/31/2020	2.60	0	0	0.00%	45.7%
12/31/2019	1.75	0	0	0.50%	33.5%	12/31/2019	1.77	0	0	0.25%	33.8%	12/31/2019	1.78	0	0	0.00%	34.1%
12/31/2018	1.31	0	0	0.50%	-1.3%	12/31/2018	1.32	0	0	0.25%	-1.0%	12/31/2018	1.33	0	0	0.00%	-0.8%
12/31/2017	1.33	0	0	0.50%	28.4%	12/31/2017	1.33	0	0	0.25%	28.7%	12/31/2017	1.34	0	0	0.00%	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund R6 Class - 06-CXH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,217,982	$1,241,641	129,810
Receivables: investments sold	942
Payables: investments purchased	-
Net assets	$1,218,924

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,218,924	1,079,841	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$1,218,924	1,079,841

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$52,100
Mortality & expense charges			(16,825)
Net investment income (loss)			35,275

Gain (loss) on investments:
Net realized gain (loss)			(5,628)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,452)
Net gain (loss)			(14,080)

Increase (decrease) in net assets from operations			$21,195

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$35,275	$42,713
Net realized gain (loss)		(5,628)	(18,175)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,452)	10,846

Increase (decrease) in net assets from operations		21,195	35,384

Contract owner transactions:
Proceeds from units sold		289,354	523,816
Cost of units redeemed		(586,613)	(294,575)
Account charges		(112)	(203)
Increase (decrease)		(297,371)	229,038
Net increase (decrease)		(276,176)	264,422
Net assets, beginning		1,495,100	1,230,678
Net assets, ending		$1,218,924	$1,495,100

Units sold		259,925	486,351
Units redeemed		(520,745)	(276,320)
Net increase (decrease)		(260,820)	210,031
Units outstanding, beginning		1,340,661	1,130,630
Units outstanding, ending		1,079,841	1,340,661

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,281,411
Cost of units redeemed/account charges			(2,165,814)
Net investment income (loss)			155,877
Net realized gain (loss)			(28,891)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(23,659)
Net assets			$1,218,924

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.13	1,080	$1,219	1.25%	1.2%	12/31/2021	$1.14	0	$0	1.00%	1.5%	12/31/2021	$1.16	0	$0	0.75%	1.7%
12/31/2020	1.12	1,341	1,495	1.25%	2.5%	12/31/2020	1.13	0	0	1.00%	2.7%	12/31/2020	1.14	0	0	0.75%	3.0%
12/31/2019	1.09	1,131	1,231	1.25%	7.2%	12/31/2019	1.10	0	0	1.00%	7.5%	12/31/2019	1.11	0	0	0.75%	7.8%
12/31/2018	1.02	827	839	1.25%	-2.6%	12/31/2018	1.02	0	0	1.00%	-2.4%	12/31/2018	1.03	0	0	0.75%	-2.1%
12/31/2017	1.04	890	928	1.25%	3.6%	12/31/2017	1.05	0	0	1.00%	3.9%	12/31/2017	1.05	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	0.50%	2.0%	12/31/2021	$1.19	0	$0	0.25%	2.2%	12/31/2021	$1.20	0	$0	0.00%	2.5%
12/31/2020	1.15	0	0	0.50%	3.2%	12/31/2020	1.16	0	0	0.25%	3.5%	12/31/2020	1.17	0	0	0.00%	3.7%
12/31/2019	1.11	0	0	0.50%	8.0%	12/31/2019	1.12	0	0	0.25%	8.3%	12/31/2019	1.13	0	0	0.00%	8.6%
12/31/2018	1.03	0	0	0.50%	-1.9%	12/31/2018	1.04	0	0	0.25%	-1.6%	12/31/2018	1.04	0	0	0.00%	-1.4%
12/31/2017	1.05	0	0	0.50%	4.4%	12/31/2017	1.05	0	0	0.25%	4.7%	12/31/2017	1.06	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.8%
2020	4.4%
2019	4.9%
2018	4.5%
2017	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund R6 Class - 06-FGT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$344,091	$381,958	40,160
Receivables: investments sold	9,323
Payables: investments purchased	-
Net assets	$353,414

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$353,414	383,067	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$353,414	383,067

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$30,351
Mortality & expense charges			(5,053)
Net investment income (loss)			25,298

Gain (loss) on investments:
Net realized gain (loss)			(99,642)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			38,963
Net gain (loss)			(60,679)

Increase (decrease) in net assets from operations			$(35,381)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,298	$104,629
Net realized gain (loss)		(99,642)	(386,862)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		38,963	106,405

Increase (decrease) in net assets from operations		(35,381)	(175,828)

Contract owner transactions:
Proceeds from units sold		109,403	768,506
Cost of units redeemed		(751,762)	(2,798,851)
Account charges		(607)	(7,628)
Increase (decrease)		(642,966)	(2,037,973)
Net increase (decrease)		(678,347)	(2,213,801)
Net assets, beginning		1,031,761	3,245,562
Net assets, ending		$353,414	$1,031,761

Units sold		260,703	842,547
Units redeemed		(907,636)	(2,930,100)
Net increase (decrease)		(646,933)	(2,087,553)
Units outstanding, beginning		1,030,000	3,117,553
Units outstanding, ending		383,067	1,030,000

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,266,003
Cost of units redeemed/account charges			(6,716,793)
Net investment income (loss)			417,114
Net realized gain (loss)			(575,043)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(37,867)
Net assets			$353,414

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.92	383	$353	1.25%	-5.8%	12/31/2021	$0.93	0	$0	1.00%	-5.5%	12/31/2021	$0.95	0	$0	0.75%	-5.3%
12/31/2020	0.98	576	564	1.25%	-5.2%	12/31/2020	0.99	0	0	1.00%	-5.0%	12/31/2020	1.00	0	0	0.75%	-4.8%
12/31/2019	1.03	2,529	2,613	1.25%	-0.2%	12/31/2019	1.04	0	0	1.00%	0.0%	12/31/2019	1.05	0	0	0.75%	0.3%
12/31/2018	1.04	1,739	1,802	1.25%	0.3%	12/31/2018	1.04	0	0	1.00%	0.5%	12/31/2018	1.05	0	0	0.75%	0.8%
12/31/2017	1.03	162	167	1.25%	1.5%	12/31/2017	1.04	0	0	1.00%	1.8%	12/31/2017	1.04	0	0	0.75%	2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.96	0	$0	0.50%	-5.1%	12/31/2021	$0.97	0	$0	0.25%	-4.8%	12/31/2021	$0.98	0	$0	0.00%	-4.6%
12/31/2020	1.01	0	0	0.50%	-4.5%	12/31/2020	1.02	0	0	0.25%	-4.3%	12/31/2020	1.03	454	468	0.00%	-4.1%
12/31/2019	1.06	0	0	0.50%	0.5%	12/31/2019	1.07	0	0	0.25%	0.8%	12/31/2019	1.07	589	632	0.00%	1.0%
12/31/2018	1.05	0	0	0.50%	1.1%	12/31/2018	1.06	0	0	0.25%	1.3%	12/31/2018	1.06	674	717	0.00%	1.6%
12/31/2017	1.04	0	0	0.50%	2.3%	12/31/2017	1.04	0	0	0.25%	2.5%	12/31/2017	1.05	550	576	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.4%
2020	6.1%
2019	6.3%
2018	7.8%
2017	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Utilities Fund R6 Class - 06-FNP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$407,338	$387,360	18,330
Receivables: investments sold	154
Payables: investments purchased	-
Net assets	$407,492

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$407,492	250,611	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.69
Band 25	-	-	1.71
Band 0	-	-	1.73
Total	$407,492	250,611

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,807
Mortality & expense charges			(2,036)
Net investment income (loss)			2,771

Gain (loss) on investments:
Net realized gain (loss)			253
Realized gain distributions			10,538
Net change in unrealized appreciation (depreciation)			24,641
Net gain (loss)			35,432

Increase (decrease) in net assets from operations			$38,203

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,771	$1,297
Net realized gain (loss)		253	1,961
Realized gain distributions		10,538	6,499
Net change in unrealized appreciation (depreciation)		24,641	(13,738)

Increase (decrease) in net assets from operations		38,203	(3,981)

Contract owner transactions:
Proceeds from units sold		290,738	91,602
Cost of units redeemed		(15,954)	(70,751)
Account charges		(33)	(84)
Increase (decrease)		274,751	20,767
Net increase (decrease)		312,954	16,786
Net assets, beginning		94,538	77,752
Net assets, ending		$407,492	$94,538

Units sold		193,449	65,429
Units redeemed		(10,726)	(51,765)
Net increase (decrease)		182,723	13,664
Units outstanding, beginning		67,888	54,224
Units outstanding, ending		250,611	67,888

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$486,472
Cost of units redeemed/account charges			(126,050)
Net investment income (loss)			5,617
Net realized gain (loss)			2,100
Realized gain distributions			19,375
Net change in unrealized appreciation (depreciation)			19,978
Net assets			$407,492

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.63	251	$407	1.25%	16.8%	12/31/2021	$1.65	0	$0	1.00%	17.1%	12/31/2021	$1.67	0	$0	0.75%	17.3%
12/31/2020	1.39	68	95	1.25%	-2.9%	12/31/2020	1.41	0	0	1.00%	-2.6%	12/31/2020	1.42	0	0	0.75%	-2.4%
12/31/2019	1.43	54	78	1.25%	25.5%	12/31/2019	1.44	0	0	1.00%	25.8%	12/31/2019	1.46	0	0	0.75%	26.2%
12/31/2018	1.14	38	44	1.25%	1.6%	12/31/2018	1.15	0	0	1.00%	1.9%	12/31/2018	1.15	0	0	0.75%	2.1%
12/31/2017	1.12	34	38	1.25%	9.5%	12/31/2017	1.13	0	0	1.00%	9.8%	12/31/2017	1.13	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.69	0	$0	0.50%	17.6%	12/31/2021	$1.71	0	$0	0.25%	17.9%	12/31/2021	$1.73	0	$0	0.00%	18.2%
12/31/2020	1.44	0	0	0.50%	-2.2%	12/31/2020	1.45	0	0	0.25%	-1.9%	12/31/2020	1.47	0	0	0.00%	-1.7%
12/31/2019	1.47	0	0	0.50%	26.5%	12/31/2019	1.48	0	0	0.25%	26.8%	12/31/2019	1.49	0	0	0.00%	27.1%
12/31/2018	1.16	0	0	0.50%	2.4%	12/31/2018	1.17	0	0	0.25%	2.7%	12/31/2018	1.17	0	0	0.00%	2.9%
12/31/2017	1.13	0	0	0.50%	10.3%	12/31/2017	1.14	0	0	0.25%	10.6%	12/31/2017	1.14	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	2.7%
2019	2.5%
2018	2.9%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Utilities Fund Advisor Class - 06-FPC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,944	$19,367	942
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$20,950

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,950	12,941	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$20,950	12,941

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,422
Mortality & expense charges			(2,426)
Net investment income (loss)			1,996

Gain (loss) on investments:
Net realized gain (loss)			17,419
Realized gain distributions			531
Net change in unrealized appreciation (depreciation)			2,393
Net gain (loss)			20,343

Increase (decrease) in net assets from operations			$22,339

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,996	$3,245
Net realized gain (loss)		17,419	(14,711)
Realized gain distributions		531	12,872
Net change in unrealized appreciation (depreciation)		2,393	(41,621)

Increase (decrease) in net assets from operations		22,339	(40,215)

Contract owner transactions:
Proceeds from units sold		98,944	18,712
Cost of units redeemed		(286,063)	(159,427)
Account charges		-	(29)
Increase (decrease)		(187,119)	(140,744)
Net increase (decrease)		(164,780)	(180,959)
Net assets, beginning		185,730	366,689
Net assets, ending		$20,950	$185,730

Units sold		72,113	14,007
Units redeemed		(193,082)	(136,530)
Net increase (decrease)		(120,969)	(122,523)
Units outstanding, beginning		133,910	256,433
Units outstanding, ending		12,941	133,910

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$437,089
Cost of units redeemed/account charges			(465,947)
Net investment income (loss)			15,712
Net realized gain (loss)			1,914
Realized gain distributions			30,605
Net change in unrealized appreciation (depreciation)			1,577
Net assets			$20,950

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.62	13	$21	1.25%	16.7%	12/31/2021	$1.64	0	$0	1.00%	17.0%	12/31/2021	$1.66	0	$0	0.75%	17.3%
12/31/2020	1.39	134	186	1.25%	-3.0%	12/31/2020	1.40	0	0	1.00%	-2.8%	12/31/2020	1.42	0	0	0.75%	-2.5%
12/31/2019	1.43	256	367	1.25%	25.4%	12/31/2019	1.44	0	0	1.00%	25.7%	12/31/2019	1.45	0	0	0.75%	26.0%
12/31/2018	1.14	236	269	1.25%	1.6%	12/31/2018	1.15	0	0	1.00%	1.9%	12/31/2018	1.15	0	0	0.75%	2.1%
12/31/2017	1.12	208	233	1.25%	9.4%	12/31/2017	1.13	0	0	1.00%	9.7%	12/31/2017	1.13	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	0.50%	17.6%	12/31/2021	$1.70	0	$0	0.25%	17.9%	12/31/2021	$1.72	0	$0	0.00%	18.2%
12/31/2020	1.43	0	0	0.50%	-2.3%	12/31/2020	1.44	0	0	0.25%	-2.0%	12/31/2020	1.46	0	0	0.00%	-1.8%
12/31/2019	1.46	0	0	0.50%	26.3%	12/31/2019	1.47	0	0	0.25%	26.6%	12/31/2019	1.49	0	0	0.00%	26.9%
12/31/2018	1.16	0	0	0.50%	2.4%	12/31/2018	1.16	0	0	0.25%	2.6%	12/31/2018	1.17	0	0	0.00%	2.9%
12/31/2017	1.13	0	0	0.50%	10.2%	12/31/2017	1.13	0	0	0.25%	10.5%	12/31/2017	1.14	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.3%
2020	2.2%
2019	2.7%
2018	2.9%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Utilities Fund R Class - 06-FPN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,318	$4,201	197
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$4,320

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,320	2,737	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$4,320	2,737

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$301
Mortality & expense charges			(209)
Net investment income (loss)			92

Gain (loss) on investments:
Net realized gain (loss)			870
Realized gain distributions			237
Net change in unrealized appreciation (depreciation)			426
Net gain (loss)			1,533

Increase (decrease) in net assets from operations			$1,625

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$92	$129
Net realized gain (loss)		870	1,799
Realized gain distributions		237	965
Net change in unrealized appreciation (depreciation)		426	(2,771)

Increase (decrease) in net assets from operations		1,625	122

Contract owner transactions:
Proceeds from units sold		114,219	7,019
Cost of units redeemed		(131,037)	(12,485)
Account charges		(1)	-
Increase (decrease)		(16,819)	(5,466)
Net increase (decrease)		(15,194)	(5,344)
Net assets, beginning		19,514	24,858
Net assets, ending		$4,320	$19,514

Units sold		83,162	5,224
Units redeemed		(94,774)	(8,527)
Net increase (decrease)		(11,612)	(3,303)
Units outstanding, beginning		14,349	17,652
Units outstanding, ending		2,737	14,349

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$169,877
Cost of units redeemed/account charges			(170,004)
Net investment income (loss)			778
Net realized gain (loss)			856
Realized gain distributions			2,696
Net change in unrealized appreciation (depreciation)			117
Net assets			$4,320

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	3	$4	1.25%	16.1%	12/31/2021	$1.60	0	$0	1.00%	16.4%	12/31/2021	$1.62	0	$0	0.75%	16.7%
12/31/2020	1.36	14	20	1.25%	-3.4%	12/31/2020	1.37	0	0	1.00%	-3.2%	12/31/2020	1.39	0	0	0.75%	-2.9%
12/31/2019	1.41	18	25	1.25%	24.7%	12/31/2019	1.42	0	0	1.00%	25.0%	12/31/2019	1.43	0	0	0.75%	25.4%
12/31/2018	1.13	14	16	1.25%	1.1%	12/31/2018	1.13	0	0	1.00%	1.3%	12/31/2018	1.14	0	0	0.75%	1.6%
12/31/2017	1.12	31	35	1.25%	8.9%	12/31/2017	1.12	0	0	1.00%	9.1%	12/31/2017	1.12	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	0	$0	0.50%	16.9%	12/31/2021	$1.66	0	$0	0.25%	17.2%	12/31/2021	$1.68	0	$0	0.00%	17.5%
12/31/2020	1.40	0	0	0.50%	-2.7%	12/31/2020	1.42	0	0	0.25%	-2.5%	12/31/2020	1.43	0	0	0.00%	-2.2%
12/31/2019	1.44	0	0	0.50%	25.7%	12/31/2019	1.45	0	0	0.25%	26.0%	12/31/2019	1.46	0	0	0.00%	26.3%
12/31/2018	1.15	0	0	0.50%	1.8%	12/31/2018	1.15	0	0	0.25%	2.1%	12/31/2018	1.16	0	0	0.00%	2.3%
12/31/2017	1.13	0	0	0.50%	9.7%	12/31/2017	1.13	0	0	0.25%	10.0%	12/31/2017	1.13	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	1.4%
2019	2.3%
2018	1.4%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Series R6 Class - 06-FXP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$763,299	$587,326	5,042
Receivables: investments sold	-
Payables: investments purchased	(806)
Net assets	$762,493

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$762,493	352,747	$2.16
Band 100	-	-	2.19
Band 75	-	-	2.21
Band 50	-	-	2.24
Band 25	-	-	2.26
Band 0	-	-	2.29
Total	$762,493	352,747

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$453
Mortality & expense charges			(8,649)
Net investment income (loss)			(8,196)

Gain (loss) on investments:
Net realized gain (loss)			15,135
Realized gain distributions			63,671
Net change in unrealized appreciation (depreciation)			58,996
Net gain (loss)			137,802

Increase (decrease) in net assets from operations			$129,606

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,196)	$(4,966)
Net realized gain (loss)		15,135	15,138
Realized gain distributions		63,671	45,393
Net change in unrealized appreciation (depreciation)		58,996	90,402

Increase (decrease) in net assets from operations		129,606	145,967

Contract owner transactions:
Proceeds from units sold		57,791	67,471
Cost of units redeemed		(45,412)	(147,765)
Account charges		(3,022)	(2,258)
Increase (decrease)		9,357	(82,552)
Net increase (decrease)		138,963	63,415
Net assets, beginning		623,530	560,115
Net assets, ending		$762,493	$623,530

Units sold		29,062	44,732
Units redeemed		(24,400)	(101,417)
Net increase (decrease)		4,662	(56,685)
Units outstanding, beginning		348,085	404,770
Units outstanding, ending		352,747	348,085

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$714,152
Cost of units redeemed/account charges			(281,553)
Net investment income (loss)			(13,590)
Net realized gain (loss)			30,234
Realized gain distributions			137,277
Net change in unrealized appreciation (depreciation)			175,973
Net assets			$762,493

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.16	353	$762	1.25%	20.7%	12/31/2021	$2.19	0	$0	1.00%	21.0%	12/31/2021	$2.21	0	$0	0.75%	21.3%
12/31/2020	1.79	348	624	1.25%	29.5%	12/31/2020	1.81	0	0	1.00%	29.8%	12/31/2020	1.82	0	0	0.75%	30.1%
12/31/2019	1.38	405	560	1.25%	31.0%	12/31/2019	1.39	0	0	1.00%	31.3%	12/31/2019	1.40	0	0	0.75%	31.7%
12/31/2018	1.06	54	57	1.25%	-4.3%	12/31/2018	1.06	0	0	1.00%	-4.0%	12/31/2018	1.06	0	0	0.75%	-3.8%
12/31/2017	1.10	0	0	1.25%	10.3%	12/31/2017	1.10	0	0	1.00%	10.5%	12/31/2017	1.11	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.24	0	$0	0.50%	21.6%	12/31/2021	$2.26	0	$0	0.25%	21.9%	12/31/2021	$2.29	0	$0	0.00%	22.2%
12/31/2020	1.84	0	0	0.50%	30.4%	12/31/2020	1.86	0	0	0.25%	30.7%	12/31/2020	1.87	0	0	0.00%	31.1%
12/31/2019	1.41	0	0	0.50%	32.0%	12/31/2019	1.42	0	0	0.25%	32.3%	12/31/2019	1.43	0	0	0.00%	32.7%
12/31/2018	1.07	0	0	0.50%	-3.6%	12/31/2018	1.07	0	0	0.25%	-3.3%	12/31/2018	1.08	0	0	0.00%	-3.1%
12/31/2017	1.11	0	0	0.50%	10.8%	12/31/2017	1.11	0	0	0.25%	10.9%	12/31/2017	1.11	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.3%
2019	1.3%
2018	1.7%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Income Fund R6 Class - 06-GKR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$194,935	$161,758	77,711
Receivables: investments sold	121
Payables: investments purchased	-
Net assets	$195,056

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$195,056	150,952	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$195,056	150,952

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,413
Mortality & expense charges			(2,231)
Net investment income (loss)			6,182

Gain (loss) on investments:
Net realized gain (loss)			3,371
Realized gain distributions			3,908
Net change in unrealized appreciation (depreciation)			13,427
Net gain (loss)			20,706

Increase (decrease) in net assets from operations			$26,888

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,182	$5,416
Net realized gain (loss)		3,371	4,710
Realized gain distributions		3,908	-
Net change in unrealized appreciation (depreciation)		13,427	19,750

Increase (decrease) in net assets from operations		26,888	29,876

Contract owner transactions:
Proceeds from units sold		22,096	196,073
Cost of units redeemed		(15,674)	(64,173)
Account charges		(21)	(9)
Increase (decrease)		6,401	131,891
Net increase (decrease)		33,289	161,767
Net assets, beginning		161,767	-
Net assets, ending		$195,056	$161,767

Units sold		17,980	208,279
Units redeemed		(12,900)	(62,407)
Net increase (decrease)		5,080	145,872
Units outstanding, beginning		145,872	-
Units outstanding, ending		150,952	145,872

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$218,169
Cost of units redeemed/account charges			(79,877)
Net investment income (loss)			11,598
Net realized gain (loss)			8,081
Realized gain distributions			3,908
Net change in unrealized appreciation (depreciation)			33,177
Net assets			$195,056

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	151	$195	1.25%	16.5%	12/31/2021	$1.31	0	$0	1.00%	16.8%	12/31/2021	$1.32	0	$0	0.75%	17.1%
12/31/2020	1.11	146	162	1.25%	2.5%	12/31/2020	1.12	0	0	1.00%	2.7%	12/31/2020	1.13	0	0	0.75%	3.0%
12/31/2019	1.08	0	0	1.25%	14.6%	12/31/2019	1.09	0	0	1.00%	14.9%	12/31/2019	1.09	0	0	0.75%	15.2%
12/31/2018	0.94	0	0	1.25%	-6.4%	12/31/2018	0.95	0	0	1.00%	-6.1%	12/31/2018	0.95	0	0	0.75%	-5.9%
12/31/2017	1.01	0	0	1.25%	0.8%	12/31/2017	1.01	0	0	1.00%	0.8%	12/31/2017	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	17.4%	12/31/2021	$1.35	0	$0	0.25%	17.7%	12/31/2021	$1.36	0	$0	0.00%	18.0%
12/31/2020	1.13	0	0	0.50%	3.3%	12/31/2020	1.14	0	0	0.25%	3.5%	12/31/2020	1.15	0	0	0.00%	3.8%
12/31/2019	1.10	0	0	0.50%	15.5%	12/31/2019	1.10	0	0	0.25%	15.8%	12/31/2019	1.11	0	0	0.00%	16.1%
12/31/2018	0.95	0	0	0.50%	-5.7%	12/31/2018	0.95	0	0	0.25%	-5.4%	12/31/2018	0.96	0	0	0.00%	-5.2%
12/31/2017	1.01	0	0	0.50%	0.8%	12/31/2017	1.01	0	0	0.25%	0.8%	12/31/2017	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.7%
2020	8.5%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Global Discovery Fund R6 Class - 06-FXR (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$99,618
Cost of units redeemed/account charges			(109,031)
Net investment income (loss)			1,965
Net realized gain (loss)			2,545
Realized gain distributions			4,903
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	1.25%	18.4%	12/31/2021	$1.26	0	$0	1.00%	18.6%	12/31/2021	$1.27	0	$0	0.75%	18.9%
12/31/2020	1.05	0	0	1.25%	-5.5%	12/31/2020	1.06	0	0	1.00%	-5.2%	12/31/2020	1.07	0	0	0.75%	-5.0%
12/31/2019	1.11	0	0	1.25%	23.2%	12/31/2019	1.12	0	0	1.00%	23.6%	12/31/2019	1.12	0	0	0.75%	23.9%
12/31/2018	0.90	0	0	1.25%	-11.8%	12/31/2018	0.90	0	0	1.00%	-11.6%	12/31/2018	0.91	0	0	0.75%	-11.3%
12/31/2017	1.02	0	0	1.25%	2.1%	12/31/2017	1.02	0	0	1.00%	2.3%	12/31/2017	1.02	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	19.2%	12/31/2021	$1.30	0	$0	0.25%	19.5%	12/31/2021	$1.31	0	$0	0.00%	19.8%
12/31/2020	1.08	0	0	0.50%	-4.7%	12/31/2020	1.09	0	0	0.25%	-4.5%	12/31/2020	1.10	0	0	0.00%	-4.3%
12/31/2019	1.13	0	0	0.50%	24.2%	12/31/2019	1.14	0	0	0.25%	24.5%	12/31/2019	1.15	0	0	0.00%	24.8%
12/31/2018	0.91	0	0	0.50%	-11.1%	12/31/2018	0.91	0	0	0.25%	-10.9%	12/31/2018	0.92	0	0	0.00%	-10.7%
12/31/2017	1.03	0	0	0.50%	2.5%	12/31/2017	1.03	0	0	0.25%	2.7%	12/31/2017	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund R6 Class - 06-GKT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,663,459	$3,799,162	60,017
Receivables: investments sold	-
Payables: investments purchased	(3,570)
Net assets	$3,659,889

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,659,889	2,540,870	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.52
Total	$3,659,889	2,540,870

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$34,213
Mortality & expense charges			(28,489)
Net investment income (loss)			5,724

Gain (loss) on investments:
Net realized gain (loss)			133,521
Realized gain distributions			312,634
Net change in unrealized appreciation (depreciation)			(229,460)
Net gain (loss)			216,695

Increase (decrease) in net assets from operations			$222,419

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,724	$2,445
Net realized gain (loss)		133,521	(17,704)
Realized gain distributions		312,634	6,717
Net change in unrealized appreciation (depreciation)		(229,460)	95,534

Increase (decrease) in net assets from operations		222,419	86,992

Contract owner transactions:
Proceeds from units sold		4,521,280	521,142
Cost of units redeemed		(1,563,796)	(140,165)
Account charges		(2,974)	(117)
Increase (decrease)		2,954,510	380,860
Net increase (decrease)		3,176,929	467,852
Net assets, beginning		482,960	15,108
Net assets, ending		$3,659,889	$482,960

Units sold		3,987,969	545,766
Units redeemed		(1,864,226)	(142,277)
Net increase (decrease)		2,123,743	403,489
Units outstanding, beginning		417,127	13,638
Units outstanding, ending		2,540,870	417,127

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,110,777
Cost of units redeemed/account charges			(1,763,439)
Net investment income (loss)			8,818
Net realized gain (loss)			117,407
Realized gain distributions			322,029
Net change in unrealized appreciation (depreciation)			(135,703)
Net assets			$3,659,889

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	2,541	$3,660	1.25%	24.4%	12/31/2021	$1.46	0	$0	1.00%	24.7%	12/31/2021	$1.47	0	$0	0.75%	25.0%
12/31/2020	1.16	417	483	1.25%	4.5%	12/31/2020	1.17	0	0	1.00%	4.8%	12/31/2020	1.18	0	0	0.75%	5.0%
12/31/2019	1.11	14	15	1.25%	25.0%	12/31/2019	1.11	0	0	1.00%	25.3%	12/31/2019	1.12	0	0	0.75%	25.6%
12/31/2018	0.89	1	1	1.25%	-13.4%	12/31/2018	0.89	0	0	1.00%	-13.2%	12/31/2018	0.89	0	0	0.75%	-13.0%
12/31/2017	1.02	0	0	1.25%	2.3%	12/31/2017	1.02	0	0	1.00%	2.3%	12/31/2017	1.02	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	25.3%	12/31/2021	$1.50	0	$0	0.25%	25.7%	12/31/2021	$1.52	0	$0	0.00%	26.0%
12/31/2020	1.18	0	0	0.50%	5.3%	12/31/2020	1.19	0	0	0.25%	5.6%	12/31/2020	1.20	0	0	0.00%	5.8%
12/31/2019	1.12	0	0	0.50%	26.0%	12/31/2019	1.13	0	0	0.25%	26.3%	12/31/2019	1.14	0	0	0.00%	26.6%
12/31/2018	0.89	0	0	0.50%	-12.7%	12/31/2018	0.90	0	0	0.25%	-12.5%	12/31/2018	0.90	0	0	0.00%	-12.3%
12/31/2017	1.02	0	0	0.50%	2.3%	12/31/2017	1.02	0	0	0.25%	2.4%	12/31/2017	1.02	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	2.0%
2019	10.6%
2018	2.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund R6 Class - 06-GCR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,030	$65,905	9,938
Receivables: investments sold	38
Payables: investments purchased	-
Net assets	$70,068

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,068	68,795	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$70,068	68,795

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,117
Mortality & expense charges			(766)
Net investment income (loss)			2,351

Gain (loss) on investments:
Net realized gain (loss)			2,989
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,401)
Net gain (loss)			588

Increase (decrease) in net assets from operations			$2,939

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,351	$720
Net realized gain (loss)		2,989	(613)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,401)	3,261

Increase (decrease) in net assets from operations		2,939	3,368

Contract owner transactions:
Proceeds from units sold		18,169	88,162
Cost of units redeemed		(14,810)	(88,477)
Account charges		-	-
Increase (decrease)		3,359	(315)
Net increase (decrease)		6,298	3,053
Net assets, beginning		63,770	60,717
Net assets, ending		$70,068	$63,770

Units sold		17,230	104,175
Units redeemed		(13,676)	(100,212)
Net increase (decrease)		3,554	3,963
Units outstanding, beginning		65,241	61,278
Units outstanding, ending		68,795	65,241

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$553,674
Cost of units redeemed/account charges			(518,270)
Net investment income (loss)			14,639
Net realized gain (loss)			15,900
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,125
Net assets			$70,068

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	69	$70	1.25%	4.2%	12/31/2021	$1.03	0	$0	1.00%	4.5%	12/31/2021	$1.04	0	$0	0.75%	4.7%
12/31/2020	0.98	65	64	1.25%	-1.4%	12/31/2020	0.99	0	0	1.00%	-1.1%	12/31/2020	0.99	0	0	0.75%	-0.9%
12/31/2019	0.99	61	61	1.25%	11.6%	12/31/2019	1.00	0	0	1.00%	11.9%	12/31/2019	1.00	0	0	0.75%	12.2%
12/31/2018	0.89	329	292	1.25%	-15.9%	12/31/2018	0.89	0	0	1.00%	-15.7%	12/31/2018	0.89	0	0	0.75%	-15.5%
12/31/2017	1.06	0	0	1.25%	5.5%	12/31/2017	1.06	0	0	1.00%	5.7%	12/31/2017	1.06	0	0	0.75%	5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	0.50%	5.0%	12/31/2021	$1.07	0	$0	0.25%	5.2%	12/31/2021	$1.08	0	$0	0.00%	5.5%
12/31/2020	1.00	0	0	0.50%	-0.6%	12/31/2020	1.01	0	0	0.25%	-0.4%	12/31/2020	1.02	0	0	0.00%	-0.1%
12/31/2019	1.01	0	0	0.50%	12.5%	12/31/2019	1.02	0	0	0.25%	12.8%	12/31/2019	1.02	0	0	0.00%	13.0%
12/31/2018	0.90	0	0	0.50%	-15.3%	12/31/2018	0.90	0	0	0.25%	-15.1%	12/31/2018	0.90	0	0	0.00%	-14.8%
12/31/2017	1.06	0	0	0.50%	6.0%	12/31/2017	1.06	0	0	0.25%	6.1%	12/31/2017	1.06	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.7%
2020	1.7%
2019	3.9%
2018	6.2%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin U.S. Government Securities Fund R6 Class - 06-3RV (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	1.25%	-3.0%	12/31/2021	$1.04	0	$0	1.00%	-2.8%	12/31/2021	$1.05	0	$0	0.75%	-2.5%
12/31/2020	1.07	0	0	1.25%	2.4%	12/31/2020	1.07	0	0	1.00%	2.7%	12/31/2020	1.08	0	0	0.75%	2.9%
12/31/2019	1.04	0	0	1.25%	4.3%	12/31/2019	1.05	0	0	1.00%	4.5%	12/31/2019	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	0	$0	0.50%	-2.3%	12/31/2021	$1.07	0	$0	0.25%	-2.0%	12/31/2021	$1.07	0	$0	0.00%	-1.8%
12/31/2020	1.08	0	0	0.50%	3.2%	12/31/2020	1.09	0	0	0.25%	3.5%	12/31/2020	1.09	0	0	0.00%	3.7%
12/31/2019	1.05	0	0	0.50%	5.0%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.06	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin International Growth Fund R6 Class - 06-3T4

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,748,868	$2,707,482	129,448
Receivables: investments sold	30,382
Payables: investments purchased	-
Net assets	$2,779,250

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,779,250	1,674,649	$1.66
Band 100	-	-	1.67
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.71
Band 0	-	-	1.72
Total	$2,779,250	1,674,649

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$32,277
Mortality & expense charges			(27,823)
Net investment income (loss)			4,454

Gain (loss) on investments:
Net realized gain (loss)			37,488
Realized gain distributions			26,362
Net change in unrealized appreciation (depreciation)			(118,025)
Net gain (loss)			(54,175)

Increase (decrease) in net assets from operations			$(49,721)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,454	$(1,938)
Net realized gain (loss)		37,488	784
Realized gain distributions		26,362	37,014
Net change in unrealized appreciation (depreciation)		(118,025)	159,411

Increase (decrease) in net assets from operations		(49,721)	195,271

Contract owner transactions:
Proceeds from units sold		1,361,290	1,822,976
Cost of units redeemed		(365,916)	(171,807)
Account charges		(10,142)	(2,701)
Increase (decrease)		985,232	1,648,468
Net increase (decrease)		935,511	1,843,739
Net assets, beginning		1,843,739	-
Net assets, ending		$2,779,250	$1,843,739

Units sold		787,306	1,229,348
Units redeemed		(226,709)	(115,296)
Net increase (decrease)		560,597	1,114,052
Units outstanding, beginning		1,114,052	-
Units outstanding, ending		1,674,649	1,114,052

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,184,266
Cost of units redeemed/account charges			(550,566)
Net investment income (loss)			2,516
Net realized gain (loss)			38,272
Realized gain distributions			63,376
Net change in unrealized appreciation (depreciation)			41,386
Net assets			$2,779,250

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.66	1,675	$2,779	1.25%	0.3%	12/31/2021	$1.67	0	$0	1.00%	0.5%	12/31/2021	$1.68	0	$0	0.75%	0.8%
12/31/2020	1.65	1,114	1,844	1.25%	31.4%	12/31/2020	1.66	0	0	1.00%	31.7%	12/31/2020	1.67	0	0	0.75%	32.0%
12/31/2019	1.26	0	0	1.25%	26.0%	12/31/2019	1.26	0	0	1.00%	26.3%	12/31/2019	1.27	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	0	$0	0.50%	1.0%	12/31/2021	$1.71	0	$0	0.25%	1.3%	12/31/2021	$1.72	0	$0	0.00%	1.5%
12/31/2020	1.68	0	0	0.50%	32.4%	12/31/2020	1.69	0	0	0.25%	32.7%	12/31/2020	1.70	0	0	0.00%	33.0%
12/31/2019	1.27	0	0	0.50%	26.9%	12/31/2019	1.27	0	0	0.25%	27.2%	12/31/2019	1.27	0	0	0.00%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,856	$90,286	1,550
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$82,865

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,865	40,617	$2.04
Band 100	-	-	2.06
Band 75	-	-	2.07
Band 50	-	-	2.09
Band 25	-	-	2.10
Band 0	-	-	2.12
Total	$82,865	40,617

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(901)
Net investment income (loss)			(901)

Gain (loss) on investments:
Net realized gain (loss)			67
Realized gain distributions			9,478
Net change in unrealized appreciation (depreciation)			(7,430)
Net gain (loss)			2,115

Increase (decrease) in net assets from operations			$1,214

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(901)	$-
Net realized gain (loss)		67	-
Realized gain distributions		9,478	-
Net change in unrealized appreciation (depreciation)		(7,430)	-

Increase (decrease) in net assets from operations		1,214	-

Contract owner transactions:
Proceeds from units sold		150,469	-
Cost of units redeemed		(68,773)	-
Account charges		(45)	-
Increase (decrease)		81,651	-
Net increase (decrease)		82,865	-
Net assets, beginning		-	-
Net assets, ending		$82,865	$-

Units sold		75,252	-
Units redeemed		(34,635)	-
Net increase (decrease)		40,617	-
Units outstanding, beginning		-	-
Units outstanding, ending		40,617	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$150,469
Cost of units redeemed/account charges			(68,818)
Net investment income (loss)			(901)
Net realized gain (loss)			67
Realized gain distributions			9,478
Net change in unrealized appreciation (depreciation)			(7,430)
Net assets			$82,865

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.04	41	$83	1.25%	8.9%	12/31/2021	$2.06	0	$0	1.00%	9.2%	12/31/2021	$2.07	0	$0	0.75%	9.5%
12/31/2020	1.87	0	0	1.25%	54.6%	12/31/2020	1.88	0	0	1.00%	55.0%	12/31/2020	1.89	0	0	0.75%	55.4%
12/31/2019	1.21	0	0	1.25%	21.1%	12/31/2019	1.21	0	0	1.00%	21.4%	12/31/2019	1.22	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.09	0	$0	0.50%	9.7%	12/31/2021	$2.10	0	$0	0.25%	10.0%	12/31/2021	$2.12	0	$0	0.00%	10.3%
12/31/2020	1.90	0	0	0.50%	55.8%	12/31/2020	1.91	0	0	0.25%	56.2%	12/31/2020	1.92	0	0	0.00%	56.6%
12/31/2019	1.22	0	0	0.50%	22.0%	12/31/2019	1.22	0	0	0.25%	22.3%	12/31/2019	1.23	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Rising Dividends Fund R6 Class - 06-3T7

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,326	$3,177	34
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$3,316

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,316	1,860	$1.78
Band 100	-	-	1.80
Band 75	-	-	1.81
Band 50	-	-	1.82
Band 25	-	-	1.84
Band 0	-	-	1.85
Total	$3,316	1,860

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10
Mortality & expense charges			(15)
Net investment income (loss)			(5)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			115
Net change in unrealized appreciation (depreciation)			149
Net gain (loss)			264

Increase (decrease) in net assets from operations			$259

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5)	$-
Net realized gain (loss)		-	-
Realized gain distributions		115	-
Net change in unrealized appreciation (depreciation)		149	-

Increase (decrease) in net assets from operations		259	-

Contract owner transactions:
Proceeds from units sold		4,853	-
Cost of units redeemed		(1,776)	-
Account charges		(20)	-
Increase (decrease)		3,057	-
Net increase (decrease)		3,316	-
Net assets, beginning		-	-
Net assets, ending		$3,316	$-

Units sold		2,963	-
Units redeemed		(1,103)	-
Net increase (decrease)		1,860	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,860	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,853
Cost of units redeemed/account charges			(1,796)
Net investment income (loss)			(5)
Net realized gain (loss)			-
Realized gain distributions			115
Net change in unrealized appreciation (depreciation)			149
Net assets			$3,316

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	2	$3	1.25%	25.5%	12/31/2021	$1.80	0	$0	1.00%	25.8%	12/31/2021	$1.81	0	$0	0.75%	26.1%
12/31/2020	1.42	0	0	1.25%	15.2%	12/31/2020	1.43	0	0	1.00%	15.5%	12/31/2020	1.43	0	0	0.75%	15.8%
12/31/2019	1.23	0	0	1.25%	23.3%	12/31/2019	1.24	0	0	1.00%	23.6%	12/31/2019	1.24	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	0	$0	0.50%	26.4%	12/31/2021	$1.84	0	$0	0.25%	26.7%	12/31/2021	$1.85	0	$0	0.00%	27.0%
12/31/2020	1.44	0	0	0.50%	16.1%	12/31/2020	1.45	0	0	0.25%	16.4%	12/31/2020	1.46	0	0	0.00%	16.7%
12/31/2019	1.24	0	0	0.50%	24.2%	12/31/2019	1.24	0	0	0.25%	24.5%	12/31/2019	1.25	0	0	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Growth Fund R6 Class - 06-3T9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$280,697	$309,504	10,599
Receivables: investments sold	618
Payables: investments purchased	-
Net assets	$281,315

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$92,070	55,429	$1.66
Band 100	-	-	1.67
Band 75	189,245	112,273	1.69
Band 50	-	-	1.70
Band 25	-	-	1.71
Band 0	-	-	1.72
Total	$281,315	167,702

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,998)
Net investment income (loss)			(1,998)

Gain (loss) on investments:
Net realized gain (loss)			8,043
Realized gain distributions			38,609
Net change in unrealized appreciation (depreciation)			(43,018)
Net gain (loss)			3,634

Increase (decrease) in net assets from operations			$1,636

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,998)	$(319)
Net realized gain (loss)		8,043	1,313
Realized gain distributions		38,609	18,517
Net change in unrealized appreciation (depreciation)		(43,018)	14,211

Increase (decrease) in net assets from operations		1,636	33,722

Contract owner transactions:
Proceeds from units sold		91,065	233,851
Cost of units redeemed		(64,522)	(14,376)
Account charges		(56)	(5)
Increase (decrease)		26,487	219,470
Net increase (decrease)		28,123	253,192
Net assets, beginning		253,192	-
Net assets, ending		$281,315	$253,192

Units sold		54,761	157,683
Units redeemed		(35,755)	(8,987)
Net increase (decrease)		19,006	148,696
Units outstanding, beginning		148,696	-
Units outstanding, ending		167,702	148,696

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$324,916
Cost of units redeemed/account charges			(78,959)
Net investment income (loss)			(2,317)
Net realized gain (loss)			9,356
Realized gain distributions			57,126
Net change in unrealized appreciation (depreciation)			(28,807)
Net assets			$281,315

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.66	55	$92	1.25%	-1.6%	12/31/2021	$1.67	0	$0	1.00%	-1.3%	12/31/2021	$1.69	112	$189	0.75%	-1.1%
12/31/2020	1.69	13	23	1.25%	40.0%	12/31/2020	1.70	0	0	1.00%	40.3%	12/31/2020	1.70	135	230	0.75%	40.7%
12/31/2019	1.21	0	0	1.25%	20.6%	12/31/2019	1.21	0	0	1.00%	20.8%	12/31/2019	1.21	0	0	0.75%	21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	0	$0	0.50%	-0.8%	12/31/2021	$1.71	0	$0	0.25%	-0.6%	12/31/2021	$1.72	0	$0	0.00%	-0.4%
12/31/2020	1.71	0	0	0.50%	41.0%	12/31/2020	1.72	0	0	0.25%	41.4%	12/31/2020	1.73	0	0	0.00%	41.8%
12/31/2019	1.21	0	0	0.50%	21.4%	12/31/2019	1.22	0	0	0.25%	21.7%	12/31/2019	1.22	0	0	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Managed Income Fund R6 Class - 06-3TN (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	1.25%	14.1%	12/31/2021	$1.36	0	$0	1.00%	14.4%	12/31/2021	$1.37	0	$0	0.75%	14.7%
12/31/2020	1.18	0	0	1.25%	4.4%	12/31/2020	1.19	0	0	1.00%	4.6%	12/31/2020	1.19	0	0	0.75%	4.9%
12/31/2019	1.13	0	0	1.25%	13.1%	12/31/2019	1.13	0	0	1.00%	13.4%	12/31/2019	1.14	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	0.50%	15.0%	12/31/2021	$1.39	0	$0	0.25%	15.3%	12/31/2021	$1.40	0	$0	0.00%	15.5%
12/31/2020	1.20	0	0	0.50%	5.2%	12/31/2020	1.20	0	0	0.25%	5.4%	12/31/2020	1.21	0	0	0.00%	5.7%
12/31/2019	1.14	0	0	0.50%	13.9%	12/31/2019	1.14	0	0	0.25%	14.2%	12/31/2019	1.14	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Equity Income Fund R6 Class - 06-3T3

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,289	$17,169	604
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$19,293

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,293	12,513	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.59
Band 0	-	-	1.60
Total	$19,293	12,513

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$386
Mortality & expense charges			(188)
Net investment income (loss)			198

Gain (loss) on investments:
Net realized gain (loss)			18
Realized gain distributions			949
Net change in unrealized appreciation (depreciation)			2,120
Net gain (loss)			3,087

Increase (decrease) in net assets from operations			$3,285

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$198	$-
Net realized gain (loss)		18	-
Realized gain distributions		949	-
Net change in unrealized appreciation (depreciation)		2,120	-

Increase (decrease) in net assets from operations		3,285	-

Contract owner transactions:
Proceeds from units sold		31,359	-
Cost of units redeemed		(15,351)	-
Account charges		-	-
Increase (decrease)		16,008	-
Net increase (decrease)		19,293	-
Net assets, beginning		-	-
Net assets, ending		$19,293	$-

Units sold		24,447	-
Units redeemed		(11,934)	-
Net increase (decrease)		12,513	-
Units outstanding, beginning		-	-
Units outstanding, ending		12,513	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,359
Cost of units redeemed/account charges			(15,351)
Net investment income (loss)			198
Net realized gain (loss)			18
Realized gain distributions			949
Net change in unrealized appreciation (depreciation)			2,120
Net assets			$19,293

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	13	$19	1.25%	24.1%	12/31/2021	$1.55	0	$0	1.00%	24.4%	12/31/2021	$1.56	0	$0	0.75%	24.7%
12/31/2020	1.24	0	0	1.25%	4.7%	12/31/2020	1.25	0	0	1.00%	5.0%	12/31/2020	1.25	0	0	0.75%	5.2%
12/31/2019	1.19	0	0	1.25%	18.7%	12/31/2019	1.19	0	0	1.00%	19.0%	12/31/2019	1.19	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	0.50%	25.0%	12/31/2021	$1.59	0	$0	0.25%	25.3%	12/31/2021	$1.60	0	$0	0.00%	25.6%
12/31/2020	1.26	0	0	0.50%	5.5%	12/31/2020	1.27	0	0	0.25%	5.8%	12/31/2020	1.27	0	0	0.00%	6.0%
12/31/2019	1.20	0	0	0.50%	19.5%	12/31/2019	1.20	0	0	0.25%	19.8%	12/31/2019	1.20	0	0	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Quest Fund R6 Class - 06-3T6 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	0	$0	1.25%	10.3%	12/31/2021	$1.15	0	$0	1.00%	10.6%	12/31/2021	$1.16	0	$0	0.75%	10.8%
12/31/2020	1.04	0	0	1.25%	-3.0%	12/31/2020	1.04	0	0	1.00%	-2.8%	12/31/2020	1.05	0	0	0.75%	-2.5%
12/31/2019	1.07	0	0	1.25%	6.7%	12/31/2019	1.07	0	0	1.00%	7.0%	12/31/2019	1.07	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	0.50%	11.1%	12/31/2021	$1.18	0	$0	0.25%	11.4%	12/31/2021	$1.18	0	$0	0.00%	11.7%
12/31/2020	1.05	0	0	0.50%	-2.3%	12/31/2020	1.06	0	0	0.25%	-2.0%	12/31/2020	1.06	0	0	0.00%	-1.8%
12/31/2019	1.07	0	0	0.50%	7.5%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin DynaTech Fund R6 Class - 06-3RY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,227,738	$4,124,290	26,586
Receivables: investments sold	113,612
Payables: investments purchased	-
Net assets	$4,341,350

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,341,350	1,991,302	$2.18
Band 100	-	-	2.20
Band 75	-	-	2.21
Band 50	-	-	2.23
Band 25	-	-	2.25
Band 0	-	-	2.26
Total	$4,341,350	1,991,302

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(40,233)
Net investment income (loss)			(40,233)

Gain (loss) on investments:
Net realized gain (loss)			156,427
Realized gain distributions			58,547
Net change in unrealized appreciation (depreciation)			(341)
Net gain (loss)			214,633

Increase (decrease) in net assets from operations			$174,400

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(40,233)	$(2,398)
Net realized gain (loss)		156,427	11,414
Realized gain distributions		58,547	-
Net change in unrealized appreciation (depreciation)		(341)	103,789

Increase (decrease) in net assets from operations		174,400	112,805

Contract owner transactions:
Proceeds from units sold		8,027,082	508,781
Cost of units redeemed		(4,369,304)	(111,737)
Account charges		(652)	(25)
Increase (decrease)		3,657,126	397,019
Net increase (decrease)		3,831,526	509,824
Net assets, beginning		509,824	-
Net assets, ending		$4,341,350	$509,824

Units sold		4,781,535	325,640
Units redeemed		(3,051,079)	(64,794)
Net increase (decrease)		1,730,456	260,846
Units outstanding, beginning		260,846	-
Units outstanding, ending		1,991,302	260,846

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,535,863
Cost of units redeemed/account charges			(4,481,718)
Net investment income (loss)			(42,631)
Net realized gain (loss)			167,841
Realized gain distributions			58,547
Net change in unrealized appreciation (depreciation)			103,448
Net assets			$4,341,350

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.18	1,991	$4,341	1.25%	11.5%	12/31/2021	$2.20	0	$0	1.00%	11.8%	12/31/2021	$2.21	0	$0	0.75%	12.1%
12/31/2020	1.95	261	510	1.25%	56.3%	12/31/2020	1.96	0	0	1.00%	56.7%	12/31/2020	1.97	0	0	0.75%	57.0%
12/31/2019	1.25	0	0	1.25%	25.1%	12/31/2019	1.25	0	0	1.00%	25.4%	12/31/2019	1.26	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.23	0	$0	0.50%	12.4%	12/31/2021	$2.25	0	$0	0.25%	12.7%	12/31/2021	$2.26	0	$0	0.00%	12.9%
12/31/2020	1.98	0	0	0.50%	57.4%	12/31/2020	1.99	0	0	0.25%	57.8%	12/31/2020	2.00	0	0	0.00%	58.2%
12/31/2019	1.26	0	0	0.50%	26.0%	12/31/2019	1.26	0	0	0.25%	26.3%	12/31/2019	1.27	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Opportunities Fund R Class - 06-4PN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$940	$983	14
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$940

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$940	739	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.28
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.29
Total	$940	739

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2)
Net investment income (loss)			(2)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			65
Net change in unrealized appreciation (depreciation)			(43)
Net gain (loss)			22

Increase (decrease) in net assets from operations			$20

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2)	$-
Net realized gain (loss)		-	-
Realized gain distributions		65	-
Net change in unrealized appreciation (depreciation)		(43)	-

Increase (decrease) in net assets from operations		20	-

Contract owner transactions:
Proceeds from units sold		920	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		920	-
Net increase (decrease)		940	-
Net assets, beginning		-	-
Net assets, ending		$940	$-

Units sold		739	-
Units redeemed		-	-
Net increase (decrease)		739	-
Units outstanding, beginning		-	-
Units outstanding, ending		739	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$920
Cost of units redeemed/account charges			-
Net investment income (loss)			(2)
Net realized gain (loss)			-
Realized gain distributions			65
Net change in unrealized appreciation (depreciation)			(43)
Net assets			$940

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.27	1	$1	1.25%	16.5%	12/31/2021	$1.28	0	$0	1.00%	16.8%	12/31/2021	$1.28	0	$0	0.75%	17.0%
12/31/2020	1.09	0	0	1.25%	9.3%	12/31/2020	1.09	0	0	1.00%	9.3%	12/31/2020	1.09	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	0	$0	0.50%	17.3%	12/31/2021	$1.29	0	$0	0.25%	17.6%	12/31/2021	$1.29	0	$0	0.00%	17.9%
12/31/2020	1.09	0	0	0.50%	9.4%	12/31/2020	1.09	0	0	0.25%	9.5%	12/31/2020	1.10	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Real Estate Securities Fund R Class - 06-4PG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.51
Band 75	-	-	1.51
Band 50	-	-	1.52
Band 25	-	-	1.52
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	1.25%	39.6%	12/31/2021	$1.51	0	$0	1.00%	39.9%	12/31/2021	$1.51	0	$0	0.75%	40.3%
12/31/2020	1.08	0	0	1.25%	7.8%	12/31/2020	1.08	0	0	1.00%	7.9%	12/31/2020	1.08	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	0.50%	40.6%	12/31/2021	$1.52	0	$0	0.25%	41.0%	12/31/2021	$1.53	0	$0	0.00%	41.4%
12/31/2020	1.08	0	0	0.50%	8.0%	12/31/2020	1.08	0	0	0.25%	8.0%	12/31/2020	1.08	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund R Class - 06-915

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$727,419	$743,390	78,915
Receivables: investments sold	9,651
Payables: investments purchased	-
Net assets	$737,070

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$643,052	341,187	$1.88
Band 100	94,018	47,659	1.97
Band 75	-	-	2.06
Band 50	-	-	2.16
Band 25	-	-	2.26
Band 0	-	-	2.37
Total	$737,070	388,846

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$26,249
Mortality & expense charges			(9,646)
Net investment income (loss)			16,603

Gain (loss) on investments:
Net realized gain (loss)			(2,262)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,397)
Net gain (loss)			(11,659)

Increase (decrease) in net assets from operations			$4,944

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,603	$26,185
Net realized gain (loss)		(2,262)	(23,750)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(9,397)	1,399

Increase (decrease) in net assets from operations		4,944	3,834

Contract owner transactions:
Proceeds from units sold		91,370	80,187
Cost of units redeemed		(129,778)	(589,591)
Account charges		(101)	(135)
Increase (decrease)		(38,509)	(509,539)
Net increase (decrease)		(33,565)	(505,705)
Net assets, beginning		770,635	1,276,340
Net assets, ending		$737,070	$770,635

Units sold		57,265	43,113
Units redeemed		(77,721)	(304,331)
Net increase (decrease)		(20,456)	(261,218)
Units outstanding, beginning		409,302	670,520
Units outstanding, ending		388,846	409,302

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$23,964,511
Cost of units redeemed/account charges			(25,069,838)
Net investment income (loss)			1,880,357
Net realized gain (loss)			(121,877)
Realized gain distributions			99,888
Net change in unrealized appreciation (depreciation)			(15,971)
Net assets			$737,070

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	341	$643	1.25%	0.6%	12/31/2021	$1.97	48	$94	1.00%	0.9%	12/31/2021	$2.06	0	$0	0.75%	1.1%
12/31/2020	1.87	362	678	1.25%	1.8%	12/31/2020	1.96	47	93	1.00%	2.1%	12/31/2020	2.04	0	0	0.75%	2.4%
12/31/2019	1.84	522	960	1.25%	6.6%	12/31/2019	1.92	55	105	1.00%	6.8%	12/31/2019	1.99	0	0	0.75%	7.1%
12/31/2018	1.73	851	1,468	1.25%	-3.2%	12/31/2018	1.79	90	162	1.00%	-3.0%	12/31/2018	1.86	0	0	0.75%	-2.8%
12/31/2017	1.78	910	1,624	1.25%	3.0%	12/31/2017	1.85	147	272	1.00%	3.2%	12/31/2017	1.92	0	0	0.75%	3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.16	0	$0	0.50%	1.4%	12/31/2021	$2.26	0	$0	0.25%	1.6%	12/31/2021	$2.37	0	$0	0.00%	1.9%
12/31/2020	2.13	0	0	0.50%	2.6%	12/31/2020	2.23	0	0	0.25%	2.9%	12/31/2020	2.33	0	0	0.00%	3.1%
12/31/2019	2.08	0	0	0.50%	7.4%	12/31/2019	2.16	0	0	0.25%	7.7%	12/31/2019	2.25	94	211	0.00%	7.9%
12/31/2018	1.93	0	0	0.50%	-2.5%	12/31/2018	2.01	0	0	0.25%	-2.3%	12/31/2018	2.09	92	192	0.00%	-2.0%
12/31/2017	1.98	0	0	0.50%	3.7%	12/31/2017	2.06	0	0	0.25%	4.0%	12/31/2017	2.13	87	185	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.5%
2020	3.5%
2019	4.1%
2018	4.0%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Growth Fund A Class - 06-313

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,625	$46,813	2,119
Receivables: investments sold	121
Payables: investments purchased	-
Net assets	$51,746

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,746	42,661	$1.21
Band 100	-	-	1.26
Band 75	-	-	1.30
Band 50	-	-	1.35
Band 25	-	-	1.40
Band 0	-	-	1.46
Total	$51,746	42,661

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$857
Mortality & expense charges			(893)
Net investment income (loss)			(36)

Gain (loss) on investments:
Net realized gain (loss)			5,395
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,210)
Net gain (loss)			3,185

Increase (decrease) in net assets from operations			$3,149

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(36)	$(145)
Net realized gain (loss)		5,395	(3,866)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,210)	4,906

Increase (decrease) in net assets from operations		3,149	895

Contract owner transactions:
Proceeds from units sold		6,489	12,698
Cost of units redeemed		(47,690)	(21,893)
Account charges		-	-
Increase (decrease)		(41,201)	(9,195)
Net increase (decrease)		(38,052)	(8,300)
Net assets, beginning		89,798	98,098
Net assets, ending		$51,746	$89,798

Units sold		5,313	12,758
Units redeemed		(39,507)	(23,580)
Net increase (decrease)		(34,194)	(10,822)
Units outstanding, beginning		76,855	87,677
Units outstanding, ending		42,661	76,855

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,686,040
Cost of units redeemed/account charges			(5,430,050)
Net investment income (loss)			56,626
Net realized gain (loss)			(2,315,706)
Realized gain distributions			50,024
Net change in unrealized appreciation (depreciation)			4,812
Net assets			$51,746

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	43	$52	1.25%	3.8%	12/31/2021	$1.26	0	$0	1.00%	4.1%	12/31/2021	$1.30	0	$0	0.75%	4.3%
12/31/2020	1.17	77	90	1.25%	4.4%	12/31/2020	1.21	0	0	1.00%	4.7%	12/31/2020	1.25	0	0	0.75%	5.0%
12/31/2019	1.12	88	98	1.25%	13.4%	12/31/2019	1.15	0	0	1.00%	13.7%	12/31/2019	1.19	0	0	0.75%	14.0%
12/31/2018	0.99	383	378	1.25%	-15.6%	12/31/2018	1.02	0	0	1.00%	-15.4%	12/31/2018	1.05	0	0	0.75%	-15.2%
12/31/2017	1.17	384	449	1.25%	16.3%	12/31/2017	1.20	0	0	1.00%	16.6%	12/31/2017	1.23	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	0.50%	4.6%	12/31/2021	$1.40	0	$0	0.25%	4.9%	12/31/2021	$1.46	0	$0	0.00%	5.1%
12/31/2020	1.29	0	0	0.50%	5.2%	12/31/2020	1.34	0	0	0.25%	5.5%	12/31/2020	1.39	0	0	0.00%	5.7%
12/31/2019	1.23	0	0	0.50%	14.3%	12/31/2019	1.27	0	0	0.25%	14.5%	12/31/2019	1.31	0	0	0.00%	14.8%
12/31/2018	1.08	0	0	0.50%	-15.0%	12/31/2018	1.11	0	0	0.25%	-14.8%	12/31/2018	1.14	0	0	0.00%	-14.5%
12/31/2017	1.27	0	0	0.50%	17.2%	12/31/2017	1.30	0	0	0.25%	17.5%	12/31/2017	1.33	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	0.9%
2019	0.8%
2018	1.8%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Frost Total Return Bond Fund Institutional Class - 06-GKX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(19)
Net investment income (loss)			(19)

Gain (loss) on investments:
Net realized gain (loss)			(30)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(30)

Increase (decrease) in net assets from operations			$(49)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19)	$-
Net realized gain (loss)		(30)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		(49)	-

Contract owner transactions:
Proceeds from units sold		30,998	-
Cost of units redeemed		(30,949)	-
Account charges		-	-
Increase (decrease)		49	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		28,651	-
Units redeemed		(28,651)	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$30,998
Cost of units redeemed/account charges			(30,949)
Net investment income (loss)			(19)
Net realized gain (loss)			(30)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	0	$0	1.25%	2.2%	12/31/2021	$1.10	0	$0	1.00%	2.4%	12/31/2021	$1.11	0	$0	0.75%	2.7%
12/31/2020	1.06	0	0	1.25%	2.2%	12/31/2020	1.07	0	0	1.00%	2.5%	12/31/2020	1.08	0	0	0.75%	2.7%
12/31/2019	1.04	0	0	1.25%	4.1%	12/31/2019	1.05	0	0	1.00%	4.3%	12/31/2019	1.05	0	0	0.75%	4.6%
12/31/2018	1.00	0	0	1.25%	0.1%	12/31/2018	1.00	0	0	1.00%	0.4%	12/31/2018	1.01	0	0	0.75%	0.6%
12/31/2017	1.00	0	0	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.0%	12/31/2017	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	0	$0	0.50%	2.9%	12/31/2021	$1.13	0	$0	0.25%	3.2%	12/31/2021	$1.14	0	$0	0.00%	3.4%
12/31/2020	1.09	0	0	0.50%	3.0%	12/31/2020	1.10	0	0	0.25%	3.2%	12/31/2020	1.11	0	0	0.00%	3.5%
12/31/2019	1.06	0	0	0.50%	4.9%	12/31/2019	1.06	0	0	0.25%	5.1%	12/31/2019	1.07	0	0	0.00%	5.4%
12/31/2018	1.01	0	0	0.50%	0.9%	12/31/2018	1.01	0	0	0.25%	1.1%	12/31/2018	1.01	0	0	0.00%	1.4%
12/31/2017	1.00	0	0	0.50%	0.0%	12/31/2017	1.00	0	0	0.25%	0.0%	12/31/2017	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Frost Credit Fund Institutional Class - 06-GKV (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	1.25%	4.0%	12/31/2021	$1.17	0	$0	1.00%	4.3%	12/31/2021	$1.18	0	$0	0.75%	4.5%
12/31/2020	1.11	0	0	1.25%	5.0%	12/31/2020	1.12	0	0	1.00%	5.3%	12/31/2020	1.13	0	0	0.75%	5.6%
12/31/2019	1.06	0	0	1.25%	5.9%	12/31/2019	1.06	0	0	1.00%	6.1%	12/31/2019	1.07	0	0	0.75%	6.4%
12/31/2018	1.00	0	0	1.25%	0.0%	12/31/2018	1.00	0	0	1.00%	0.2%	12/31/2018	1.01	0	0	0.75%	0.5%
12/31/2017	1.00	0	0	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.0%	12/31/2017	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	0	$0	0.50%	4.8%	12/31/2021	$1.20	0	$0	0.25%	5.1%	12/31/2021	$1.22	0	$0	0.00%	5.3%
12/31/2020	1.14	0	0	0.50%	5.8%	12/31/2020	1.15	0	0	0.25%	6.1%	12/31/2020	1.16	0	0	0.00%	6.4%
12/31/2019	1.08	0	0	0.50%	6.7%	12/31/2019	1.08	0	0	0.25%	6.9%	12/31/2019	1.09	0	0	0.00%	7.2%
12/31/2018	1.01	0	0	0.50%	0.7%	12/31/2018	1.01	0	0	0.25%	1.0%	12/31/2018	1.01	0	0	0.00%	1.3%
12/31/2017	1.00	0	0	0.50%	0.1%	12/31/2017	1.00	0	0	0.25%	0.1%	12/31/2017	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Frost Growth Equity Fund Institutional Class - 06-GKW (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.18
Band 100	-	-	2.20
Band 75	-	-	2.22
Band 50	-	-	2.25
Band 25	-	-	2.27
Band 0	-	-	2.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.18	0	$0	1.25%	23.9%	12/31/2021	$2.20	0	$0	1.00%	24.2%	12/31/2021	$2.22	0	$0	0.75%	24.5%
12/31/2020	1.76	0	0	1.25%	31.0%	12/31/2020	1.77	0	0	1.00%	31.4%	12/31/2020	1.79	0	0	0.75%	31.7%
12/31/2019	1.34	0	0	1.25%	31.8%	12/31/2019	1.35	0	0	1.00%	32.2%	12/31/2019	1.36	0	0	0.75%	32.5%
12/31/2018	1.02	0	0	1.25%	1.7%	12/31/2018	1.02	0	0	1.00%	1.9%	12/31/2018	1.02	0	0	0.75%	2.2%
12/31/2017	1.00	0	0	1.25%	0.1%	12/31/2017	1.00	0	0	1.00%	0.1%	12/31/2017	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.25	0	$0	0.50%	24.8%	12/31/2021	$2.27	0	$0	0.25%	25.1%	12/31/2021	$2.29	0	$0	0.00%	25.5%
12/31/2020	1.80	0	0	0.50%	32.0%	12/31/2020	1.81	0	0	0.25%	32.4%	12/31/2020	1.83	0	0	0.00%	32.7%
12/31/2019	1.36	0	0	0.50%	32.8%	12/31/2019	1.37	0	0	0.25%	33.2%	12/31/2019	1.38	0	0	0.00%	33.5%
12/31/2018	1.03	0	0	0.50%	2.5%	12/31/2018	1.03	0	0	0.25%	2.7%	12/31/2018	1.03	0	0	0.00%	3.0%
12/31/2017	1.00	0	0	0.50%	0.1%	12/31/2017	1.00	0	0	0.25%	0.2%	12/31/2017	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Growth Strategy Portfolio Service Class - 06-251

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$222,975	$181,159	11,410
Receivables: investments sold	205
Payables: investments purchased	-
Net assets	$223,180

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$223,180	119,204	$1.87
Band 100	-	-	1.94
Band 75	-	-	2.02
Band 50	-	-	2.10
Band 25	-	-	2.18
Band 0	-	-	2.26
Total	$223,180	119,204

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,989
Mortality & expense charges			(2,775)
Net investment income (loss)			6,214

Gain (loss) on investments:
Net realized gain (loss)			10,681
Realized gain distributions			3,962
Net change in unrealized appreciation (depreciation)			10,194
Net gain (loss)			24,837

Increase (decrease) in net assets from operations			$31,051

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,214	$(218)
Net realized gain (loss)		10,681	1,984
Realized gain distributions		3,962	3,960
Net change in unrealized appreciation (depreciation)		10,194	18,511

Increase (decrease) in net assets from operations		31,051	24,237

Contract owner transactions:
Proceeds from units sold		23,567	29,654
Cost of units redeemed		(44,051)	(27,825)
Account charges		-	(12)
Increase (decrease)		(20,484)	1,817
Net increase (decrease)		10,567	26,054
Net assets, beginning		212,613	186,559
Net assets, ending		$223,180	$212,613

Units sold		13,383	21,245
Units redeemed		(24,731)	(19,498)
Net increase (decrease)		(11,348)	1,747
Units outstanding, beginning		130,552	128,805
Units outstanding, ending		119,204	130,552

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$275,141
Cost of units redeemed/account charges			(133,394)
Net investment income (loss)			11,042
Net realized gain (loss)			17,568
Realized gain distributions			11,007
Net change in unrealized appreciation (depreciation)			41,816
Net assets			$223,180

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.87	119	$223	1.25%	15.0%	12/31/2021	$1.94	0	$0	1.00%	15.3%	12/31/2021	$2.02	0	$0	0.75%	15.5%
12/31/2020	1.63	131	213	1.25%	12.4%	12/31/2020	1.69	0	0	1.00%	12.7%	12/31/2020	1.75	0	0	0.75%	13.0%
12/31/2019	1.45	129	187	1.25%	20.6%	12/31/2019	1.50	0	0	1.00%	20.9%	12/31/2019	1.55	0	0	0.75%	21.2%
12/31/2018	1.20	112	135	1.25%	-12.2%	12/31/2018	1.24	0	0	1.00%	-11.9%	12/31/2018	1.28	0	0	0.75%	-11.7%
12/31/2017	1.37	105	143	1.25%	19.4%	12/31/2017	1.41	0	0	1.00%	19.7%	12/31/2017	1.45	0	0	0.75%	20.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.10	0	$0	0.50%	15.8%	12/31/2021	$2.18	0	$0	0.25%	16.1%	12/31/2021	$2.26	0	$0	0.00%	16.4%
12/31/2020	1.81	0	0	0.50%	13.3%	12/31/2020	1.88	0	0	0.25%	13.6%	12/31/2020	1.94	0	0	0.00%	13.9%
12/31/2019	1.60	0	0	0.50%	21.5%	12/31/2019	1.65	0	0	0.25%	21.8%	12/31/2019	1.71	0	0	0.00%	22.1%
12/31/2018	1.32	0	0	0.50%	-11.5%	12/31/2018	1.36	0	0	0.25%	-11.3%	12/31/2018	1.40	0	0	0.00%	-11.1%
12/31/2017	1.49	0	0	0.50%	20.3%	12/31/2017	1.53	0	0	0.25%	20.6%	12/31/2017	1.57	0	0	0.00%	20.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.1%
2020	1.1%
2019	2.1%
2018	2.3%
2017	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,146	$63,719	4,188
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$82,143

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,143	40,703	$2.02
Band 100	-	-	2.10
Band 75	-	-	2.18
Band 50	-	-	2.26
Band 25	-	-	2.35
Band 0	-	-	2.44
Total	$82,143	40,703

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,673
Mortality & expense charges			(996)
Net investment income (loss)			2,677

Gain (loss) on investments:
Net realized gain (loss)			3,771
Realized gain distributions			1,452
Net change in unrealized appreciation (depreciation)			3,706
Net gain (loss)			8,929

Increase (decrease) in net assets from operations			$11,606

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,677	$364
Net realized gain (loss)		3,771	45
Realized gain distributions		1,452	1,352
Net change in unrealized appreciation (depreciation)		3,706	7,614

Increase (decrease) in net assets from operations		11,606	9,375

Contract owner transactions:
Proceeds from units sold		10,257	13,040
Cost of units redeemed		(12,270)	-
Account charges		(58)	(41)
Increase (decrease)		(2,071)	12,999
Net increase (decrease)		9,535	22,374
Net assets, beginning		72,608	50,234
Net assets, ending		$82,143	$72,608

Units sold		5,449	9,124
Units redeemed		(6,328)	(26)
Net increase (decrease)		(879)	9,098
Units outstanding, beginning		41,582	32,484
Units outstanding, ending		40,703	41,582

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$415,907
Cost of units redeemed/account charges			(323,451)
Net investment income (loss)			18,395
Net realized gain (loss)			(63,871)
Realized gain distributions			16,736
Net change in unrealized appreciation (depreciation)			18,427
Net assets			$82,143

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.02	41	$82	1.25%	15.6%	12/31/2021	$2.10	0	$0	1.00%	15.9%	12/31/2021	$2.18	0	$0	0.75%	16.2%
12/31/2020	1.75	42	73	1.25%	12.9%	12/31/2020	1.81	0	0	1.00%	13.2%	12/31/2020	1.87	0	0	0.75%	13.5%
12/31/2019	1.55	32	50	1.25%	21.2%	12/31/2019	1.60	0	0	1.00%	21.6%	12/31/2019	1.65	0	0	0.75%	21.9%
12/31/2018	1.28	30	39	1.25%	-11.8%	12/31/2018	1.31	0	0	1.00%	-11.5%	12/31/2018	1.36	0	0	0.75%	-11.3%
12/31/2017	1.45	22	32	1.25%	20.0%	12/31/2017	1.49	0	0	1.00%	20.3%	12/31/2017	1.53	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.26	0	$0	0.50%	16.4%	12/31/2021	$2.35	0	$0	0.25%	16.7%	12/31/2021	$2.44	0	$0	0.00%	17.0%
12/31/2020	1.94	0	0	0.50%	13.8%	12/31/2020	2.01	0	0	0.25%	14.0%	12/31/2020	2.08	0	0	0.00%	14.3%
12/31/2019	1.71	0	0	0.50%	22.2%	12/31/2019	1.76	0	0	0.25%	22.5%	12/31/2019	1.82	0	0	0.00%	22.8%
12/31/2018	1.40	0	0	0.50%	-11.1%	12/31/2018	1.44	0	0	0.25%	-10.9%	12/31/2018	1.49	0	0	0.00%	-10.7%
12/31/2017	1.57	0	0	0.50%	20.9%	12/31/2017	1.62	0	0	0.25%	21.2%	12/31/2017	1.66	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.7%
2020	1.8%
2019	2.5%
2018	3.2%
2017	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs International Equity Insights Fund Service Class - 06-368

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$362,492	$364,329	26,073
Receivables: investments sold	7,488
Payables: investments purchased	-
Net assets	$369,980

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$369,980	314,610	$1.18
Band 100	-	-	1.22
Band 75	-	-	1.26
Band 50	-	-	1.31
Band 25	-	-	1.35
Band 0	-	-	1.40
Total	$369,980	314,610

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,129
Mortality & expense charges			(4,938)
Net investment income (loss)			4,191

Gain (loss) on investments:
Net realized gain (loss)			47,826
Realized gain distributions			10,915
Net change in unrealized appreciation (depreciation)			(29,795)
Net gain (loss)			28,946

Increase (decrease) in net assets from operations			$33,137

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,191	$1,722
Net realized gain (loss)		47,826	(17,034)
Realized gain distributions		10,915	-
Net change in unrealized appreciation (depreciation)		(29,795)	23,368

Increase (decrease) in net assets from operations		33,137	8,056

Contract owner transactions:
Proceeds from units sold		398,173	42,803
Cost of units redeemed		(380,828)	(102,207)
Account charges		(1,412)	(209)
Increase (decrease)		15,933	(59,613)
Net increase (decrease)		49,070	(51,557)
Net assets, beginning		320,910	372,467
Net assets, ending		$369,980	$320,910

Units sold		353,030	50,142
Units redeemed		(324,388)	(120,275)
Net increase (decrease)		28,642	(70,133)
Units outstanding, beginning		285,968	356,101
Units outstanding, ending		314,610	285,968

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,621,546
Cost of units redeemed/account charges			(1,396,311)
Net investment income (loss)			20,293
Net realized gain (loss)			115,374
Realized gain distributions			10,915
Net change in unrealized appreciation (depreciation)			(1,837)
Net assets			$369,980

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	315	$370	1.25%	9.8%	12/31/2021	$1.22	0	$0	1.00%	10.1%	12/31/2021	$1.26	0	$0	0.75%	10.4%
12/31/2020	1.07	209	224	1.25%	6.0%	12/31/2020	1.11	0	0	1.00%	6.2%	12/31/2020	1.14	0	0	0.75%	6.5%
12/31/2019	1.01	280	284	1.25%	16.4%	12/31/2019	1.04	0	0	1.00%	16.7%	12/31/2019	1.07	0	0	0.75%	17.0%
12/31/2018	0.87	288	250	1.25%	-17.2%	12/31/2018	0.89	0	0	1.00%	-17.0%	12/31/2018	0.92	0	0	0.75%	-16.8%
12/31/2017	1.05	455	477	1.25%	27.3%	12/31/2017	1.08	0	0	1.00%	27.6%	12/31/2017	1.10	0	0	0.75%	28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	0	$0	0.50%	10.6%	12/31/2021	$1.35	0	$0	0.25%	10.9%	12/31/2021	$1.40	0	$0	0.00%	11.2%
12/31/2020	1.18	0	0	0.50%	6.7%	12/31/2020	1.22	0	0	0.25%	7.0%	12/31/2020	1.26	77	97	0.00%	7.3%
12/31/2019	1.11	0	0	0.50%	17.3%	12/31/2019	1.14	0	0	0.25%	17.6%	12/31/2019	1.18	76	89	0.00%	17.9%
12/31/2018	0.94	0	0	0.50%	-16.6%	12/31/2018	0.97	0	0	0.25%	-16.4%	12/31/2018	1.00	72	72	0.00%	-16.1%
12/31/2017	1.13	0	0	0.50%	28.3%	12/31/2017	1.16	0	0	0.25%	28.6%	12/31/2017	1.19	4	5	0.00%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	1.3%
2019	2.1%
2018	1.1%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs International Equity Insights Fund Institutional Class - 06-367

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,328,025	$3,008,256	232,284
Receivables: investments sold	21,524
Payables: investments purchased	-
Net assets	$3,349,549

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,349,549	2,653,472	$1.26
Band 100	-	-	1.31
Band 75	-	-	1.35
Band 50	-	-	1.40
Band 25	-	-	1.45
Band 0	-	-	1.51
Total	$3,349,549	2,653,472

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$102,803
Mortality & expense charges			(37,932)
Net investment income (loss)			64,871

Gain (loss) on investments:
Net realized gain (loss)			56,365
Realized gain distributions			97,201
Net change in unrealized appreciation (depreciation)			68,924
Net gain (loss)			222,490

Increase (decrease) in net assets from operations			$287,361

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$64,871	$10,908
Net realized gain (loss)		56,365	(212,988)
Realized gain distributions		97,201	-
Net change in unrealized appreciation (depreciation)		68,924	49,520

Increase (decrease) in net assets from operations		287,361	(152,560)

Contract owner transactions:
Proceeds from units sold		1,237,015	362,187
Cost of units redeemed		(329,308)	(1,374,866)
Account charges		(2,978)	(2,974)
Increase (decrease)		904,729	(1,015,653)
Net increase (decrease)		1,192,090	(1,168,213)
Net assets, beginning		2,157,459	3,325,672
Net assets, ending		$3,349,549	$2,157,459

Units sold		1,049,302	391,886
Units redeemed		(281,968)	(1,601,966)
Net increase (decrease)		767,334	(1,210,080)
Units outstanding, beginning		1,886,138	3,096,218
Units outstanding, ending		2,653,472	1,886,138

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,169,734
Cost of units redeemed/account charges			(4,428,317)
Net investment income (loss)			176,587
Net realized gain (loss)			14,575
Realized gain distributions			97,201
Net change in unrealized appreciation (depreciation)			319,769
Net assets			$3,349,549

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	2,653	$3,350	1.25%	10.4%	12/31/2021	$1.31	0	$0	1.00%	10.6%	12/31/2021	$1.35	0	$0	0.75%	10.9%
12/31/2020	1.14	1,886	2,157	1.25%	6.5%	12/31/2020	1.18	0	0	1.00%	6.8%	12/31/2020	1.22	0	0	0.75%	7.0%
12/31/2019	1.07	3,096	3,326	1.25%	17.1%	12/31/2019	1.11	0	0	1.00%	17.3%	12/31/2019	1.14	0	0	0.75%	17.6%
12/31/2018	0.92	2,080	1,909	1.25%	-16.8%	12/31/2018	0.94	0	0	1.00%	-16.6%	12/31/2018	0.97	0	0	0.75%	-16.4%
12/31/2017	1.10	1,190	1,313	1.25%	28.1%	12/31/2017	1.13	0	0	1.00%	28.4%	12/31/2017	1.16	0	0	0.75%	28.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	11.2%	12/31/2021	$1.45	0	$0	0.25%	11.5%	12/31/2021	$1.51	0	$0	0.00%	11.7%
12/31/2020	1.26	0	0	0.50%	7.3%	12/31/2020	1.30	0	0	0.25%	7.6%	12/31/2020	1.35	0	0	0.00%	7.8%
12/31/2019	1.18	0	0	0.50%	17.9%	12/31/2019	1.21	0	0	0.25%	18.2%	12/31/2019	1.25	0	0	0.00%	18.5%
12/31/2018	1.00	0	0	0.50%	-16.2%	12/31/2018	1.03	0	0	0.25%	-16.0%	12/31/2018	1.05	0	0	0.00%	-15.8%
12/31/2017	1.19	0	0	0.50%	29.0%	12/31/2017	1.22	0	0	0.25%	29.3%	12/31/2017	1.25	0	0	0.00%	29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.7%
2020	1.4%
2019	3.0%
2018	2.1%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Value Insights Fund Service Class - 06-068

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.79
Band 100	-	-	1.82
Band 75	-	-	1.86
Band 50	-	-	1.89
Band 25	-	-	1.93
Band 0	-	-	1.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(11)
Net realized gain (loss)		-	(293)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(354)

Increase (decrease) in net assets from operations		-	(658)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(4,861)
Account charges		-	-
Increase (decrease)		-	(4,861)
Net increase (decrease)		-	(5,519)
Net assets, beginning		-	5,519
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(3,902)
Net increase (decrease)		-	(3,902)
Units outstanding, beginning		-	3,902
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$433,668
Cost of units redeemed/account charges			(443,483)
Net investment income (loss)			(557)
Net realized gain (loss)			(5,161)
Realized gain distributions			15,533
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	0	$0	1.25%	27.0%	12/31/2021	$1.82	0	$0	1.00%	27.3%	12/31/2021	$1.86	0	$0	0.75%	27.6%
12/31/2020	1.41	0	0	1.25%	-0.3%	12/31/2020	1.43	0	0	1.00%	0.0%	12/31/2020	1.46	0	0	0.75%	0.2%
12/31/2019	1.41	4	6	1.25%	18.9%	12/31/2019	1.43	0	0	1.00%	19.2%	12/31/2019	1.45	0	0	0.75%	19.5%
12/31/2018	1.19	58	69	1.25%	-10.4%	12/31/2018	1.20	0	0	1.00%	-10.1%	12/31/2018	1.22	0	0	0.75%	-9.9%
12/31/2017	1.33	47	62	1.25%	17.3%	12/31/2017	1.34	0	0	1.00%	17.6%	12/31/2017	1.35	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.89	0	$0	0.50%	27.9%	12/31/2021	$1.93	0	$0	0.25%	28.3%	12/31/2021	$1.97	0	$0	0.00%	28.6%
12/31/2020	1.48	0	0	0.50%	0.5%	12/31/2020	1.51	0	0	0.25%	0.7%	12/31/2020	1.53	0	0	0.00%	1.0%
12/31/2019	1.47	0	0	0.50%	19.8%	12/31/2019	1.49	0	0	0.25%	20.1%	12/31/2019	1.52	0	0	0.00%	20.4%
12/31/2018	1.23	0	0	0.50%	-9.7%	12/31/2018	1.24	0	0	0.25%	-9.4%	12/31/2018	1.26	0	0	0.00%	-9.2%
12/31/2017	1.36	0	0	0.50%	18.2%	12/31/2017	1.37	0	0	0.25%	18.5%	12/31/2017	1.39	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.5%
2019	2.4%
2018	4.2%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,491	$5,435	272
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$6,491

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,491	3,526	$1.84
Band 100	-	-	1.88
Band 75	-	-	1.91
Band 50	-	-	1.95
Band 25	-	-	1.98
Band 0	-	-	2.02
Total	$6,491	3,526

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$80
Mortality & expense charges			(78)
Net investment income (loss)			2

Gain (loss) on investments:
Net realized gain (loss)			152
Realized gain distributions			955
Net change in unrealized appreciation (depreciation)			358
Net gain (loss)			1,465

Increase (decrease) in net assets from operations			$1,467

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2	$(261)
Net realized gain (loss)		152	97,453
Realized gain distributions		955	-
Net change in unrealized appreciation (depreciation)		358	(116,832)

Increase (decrease) in net assets from operations		1,467	(19,640)

Contract owner transactions:
Proceeds from units sold		94	27,381
Cost of units redeemed		(494)	(1,385,791)
Account charges		-	(6)
Increase (decrease)		(400)	(1,358,416)
Net increase (decrease)		1,067	(1,378,056)
Net assets, beginning		5,424	1,383,480
Net assets, ending		$6,491	$5,424

Units sold		56	19,536
Units redeemed		(286)	(924,080)
Net increase (decrease)		(230)	(904,544)
Units outstanding, beginning		3,756	908,300
Units outstanding, ending		3,526	3,756

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,866,349
Cost of units redeemed/account charges			(7,598,836)
Net investment income (loss)			76,541
Net realized gain (loss)			471,210
Realized gain distributions			190,171
Net change in unrealized appreciation (depreciation)			1,056
Net assets			$6,491

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.84	4	$6	1.25%	27.5%	12/31/2021	$1.88	0	$0	1.00%	27.8%	12/31/2021	$1.91	0	$0	0.75%	28.1%
12/31/2020	1.44	4	5	1.25%	0.1%	12/31/2020	1.47	0	0	1.00%	0.3%	12/31/2020	1.49	0	0	0.75%	0.6%
12/31/2019	1.44	201	291	1.25%	19.4%	12/31/2019	1.46	0	0	1.00%	19.6%	12/31/2019	1.48	0	0	0.75%	19.9%
12/31/2018	1.21	680	822	1.25%	-10.1%	12/31/2018	1.22	0	0	1.00%	-9.9%	12/31/2018	1.24	0	0	0.75%	-9.6%
12/31/2017	1.34	1,735	2,332	1.25%	17.8%	12/31/2017	1.36	0	0	1.00%	18.1%	12/31/2017	1.37	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.95	0	$0	0.50%	28.4%	12/31/2021	$1.98	0	$0	0.25%	28.8%	12/31/2021	$2.02	0	$0	0.00%	29.1%
12/31/2020	1.52	0	0	0.50%	0.8%	12/31/2020	1.54	0	0	0.25%	1.1%	12/31/2020	1.57	0	0	0.00%	1.3%
12/31/2019	1.50	0	0	0.50%	20.2%	12/31/2019	1.52	0	0	0.25%	20.5%	12/31/2019	1.55	707	1,093	0.00%	20.9%
12/31/2018	1.25	0	0	0.50%	-9.4%	12/31/2018	1.26	0	0	0.25%	-9.2%	12/31/2018	1.28	850	1,087	0.00%	-8.9%
12/31/2017	1.38	0	0	0.50%	18.7%	12/31/2017	1.39	0	0	0.25%	19.0%	12/31/2017	1.40	632	888	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	0.2%
2019	2.1%
2018	1.9%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Mid Cap Value Fund Service Class - 06-253

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,121,805	$1,908,537	53,243
Receivables: investments sold	-
Payables: investments purchased	(1,102)
Net assets	$2,120,703

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,541,269	546,003	$2.82
Band 100	579,434	197,617	2.93
Band 75	-	-	3.05
Band 50	-	-	3.16
Band 25	-	-	3.29
Band 0	-	-	3.41
Total	$2,120,703	743,620

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,574
Mortality & expense charges			(22,823)
Net investment income (loss)			(19,249)

Gain (loss) on investments:
Net realized gain (loss)			94,988
Realized gain distributions			297,910
Net change in unrealized appreciation (depreciation)			101,162
Net gain (loss)			494,060

Increase (decrease) in net assets from operations			$474,811

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,249)	$(13,287)
Net realized gain (loss)		94,988	(37,371)
Realized gain distributions		297,910	-
Net change in unrealized appreciation (depreciation)		101,162	142,388

Increase (decrease) in net assets from operations		474,811	91,730

Contract owner transactions:
Proceeds from units sold		323,191	151,691
Cost of units redeemed		(340,499)	(311,678)
Account charges		(391)	(268)
Increase (decrease)		(17,699)	(160,255)
Net increase (decrease)		457,112	(68,525)
Net assets, beginning		1,663,591	1,732,116
Net assets, ending		$2,120,703	$1,663,591

Units sold		180,477	82,528
Units redeemed		(187,005)	(166,938)
Net increase (decrease)		(6,528)	(84,410)
Units outstanding, beginning		750,148	834,558
Units outstanding, ending		743,620	750,148

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$24,712,584
Cost of units redeemed/account charges			(25,950,768)
Net investment income (loss)			(312,450)
Net realized gain (loss)			(1,179,954)
Realized gain distributions			4,638,023
Net change in unrealized appreciation (depreciation)			213,268
Net assets			$2,120,703

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.82	546	$1,541	1.25%	28.6%	12/31/2021	$2.93	198	$579	1.00%	28.9%	12/31/2021	$3.05	0	$0	0.75%	29.3%
12/31/2020	2.19	533	1,170	1.25%	6.9%	12/31/2020	2.27	217	494	1.00%	7.2%	12/31/2020	2.36	0	0	0.75%	7.5%
12/31/2019	2.05	558	1,146	1.25%	29.7%	12/31/2019	2.12	276	586	1.00%	30.0%	12/31/2019	2.19	0	0	0.75%	30.4%
12/31/2018	1.58	717	1,134	1.25%	-12.1%	12/31/2018	1.63	345	562	1.00%	-11.8%	12/31/2018	1.68	0	0	0.75%	-11.6%
12/31/2017	1.80	946	1,702	1.25%	9.2%	12/31/2017	1.85	440	815	1.00%	9.5%	12/31/2017	1.90	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.16	0	$0	0.50%	29.6%	12/31/2021	$3.29	0	$0	0.25%	29.9%	12/31/2021	$3.41	0	$0	0.00%	30.2%
12/31/2020	2.44	0	0	0.50%	7.7%	12/31/2020	2.53	0	0	0.25%	8.0%	12/31/2020	2.62	0	0	0.00%	8.3%
12/31/2019	2.27	0	0	0.50%	30.7%	12/31/2019	2.34	0	0	0.25%	31.0%	12/31/2019	2.42	0	0	0.00%	31.3%
12/31/2018	1.73	0	0	0.50%	-11.4%	12/31/2018	1.79	0	0	0.25%	-11.2%	12/31/2018	1.84	0	0	0.00%	-10.9%
12/31/2017	1.96	0	0	0.50%	10.0%	12/31/2017	2.01	0	0	0.25%	10.3%	12/31/2017	2.07	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.2%
2019	0.4%
2018	0.3%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,412,938	$1,162,376	33,364
Receivables: investments sold	-
Payables: investments purchased	(28,322)
Net assets	$1,384,616

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,384,616	454,632	$3.05
Band 100	-	-	3.16
Band 75	-	-	3.29
Band 50	-	-	3.41
Band 25	-	-	3.55
Band 0	-	-	3.68
Total	$1,384,616	454,632

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,548
Mortality & expense charges			(16,050)
Net investment income (loss)			(7,502)

Gain (loss) on investments:
Net realized gain (loss)			39,003
Realized gain distributions			197,156
Net change in unrealized appreciation (depreciation)			95,684
Net gain (loss)			331,843

Increase (decrease) in net assets from operations			$324,341

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,502)	$(3,758)
Net realized gain (loss)		39,003	(1,374)
Realized gain distributions		197,156	-
Net change in unrealized appreciation (depreciation)		95,684	85,705

Increase (decrease) in net assets from operations		324,341	80,573

Contract owner transactions:
Proceeds from units sold		144,059	136,197
Cost of units redeemed		(185,433)	(131,935)
Account charges		(890)	(724)
Increase (decrease)		(42,264)	3,538
Net increase (decrease)		282,077	84,111
Net assets, beginning		1,102,539	1,018,428
Net assets, ending		$1,384,616	$1,102,539

Units sold		53,140	69,031
Units redeemed		(66,481)	(65,437)
Net increase (decrease)		(13,341)	3,594
Units outstanding, beginning		467,973	464,379
Units outstanding, ending		454,632	467,973

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$80,129,468
Cost of units redeemed/account charges			(97,444,292)
Net investment income (loss)			(583,438)
Net realized gain (loss)			5,305,057
Realized gain distributions			13,727,259
Net change in unrealized appreciation (depreciation)			250,562
Net assets			$1,384,616

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.05	455	$1,385	1.25%	29.3%	12/31/2021	$3.16	0	$0	1.00%	29.6%	12/31/2021	$3.29	0	$0	0.75%	29.9%
12/31/2020	2.36	468	1,103	1.25%	7.4%	12/31/2020	2.44	0	0	1.00%	7.7%	12/31/2020	2.53	0	0	0.75%	8.0%
12/31/2019	2.19	464	1,018	1.25%	30.4%	12/31/2019	2.27	0	0	1.00%	30.7%	12/31/2019	2.34	0	0	0.75%	31.0%
12/31/2018	1.68	1,290	2,170	1.25%	-11.6%	12/31/2018	1.73	0	0	1.00%	-11.4%	12/31/2018	1.79	0	0	0.75%	-11.2%
12/31/2017	1.90	3,253	6,190	1.25%	9.8%	12/31/2017	1.96	0	0	1.00%	10.0%	12/31/2017	2.01	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.41	0	$0	0.50%	30.2%	12/31/2021	$3.55	0	$0	0.25%	30.6%	12/31/2021	$3.68	0	$0	0.00%	30.9%
12/31/2020	2.62	0	0	0.50%	8.2%	12/31/2020	2.72	0	0	0.25%	8.5%	12/31/2020	2.81	0	0	0.00%	8.8%
12/31/2019	2.42	0	0	0.50%	31.4%	12/31/2019	2.50	0	0	0.25%	31.7%	12/31/2019	2.59	0	0	0.00%	32.0%
12/31/2018	1.84	0	0	0.50%	-10.9%	12/31/2018	1.90	0	0	0.25%	-10.7%	12/31/2018	1.96	0	0	0.00%	-10.5%
12/31/2017	2.07	0	0	0.50%	10.6%	12/31/2017	2.13	0	0	0.25%	10.9%	12/31/2017	2.19	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.7%
2019	0.6%
2018	0.5%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Satellite Strategies Fund Service Class - 06-842 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.34
Band 75	-	-	1.37
Band 50	-	-	1.41
Band 25	-	-	1.44
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	0	$0	1.25%	6.6%	12/31/2021	$1.34	0	$0	1.00%	6.9%	12/31/2021	$1.37	0	$0	0.75%	7.1%
12/31/2020	1.23	0	0	1.25%	2.0%	12/31/2020	1.26	0	0	1.00%	2.3%	12/31/2020	1.28	0	0	0.75%	2.6%
12/31/2019	1.21	0	0	1.25%	16.8%	12/31/2019	1.23	0	0	1.00%	17.1%	12/31/2019	1.25	0	0	0.75%	17.4%
12/31/2018	1.03	0	0	1.25%	-11.5%	12/31/2018	1.05	0	0	1.00%	-11.3%	12/31/2018	1.07	0	0	0.75%	-11.1%
12/31/2017	1.17	0	0	1.25%	12.6%	12/31/2017	1.18	0	0	1.00%	12.9%	12/31/2017	1.20	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	7.4%	12/31/2021	$1.44	0	$0	0.25%	7.7%	12/31/2021	$1.47	0	$0	0.00%	7.9%
12/31/2020	1.31	0	0	0.50%	2.8%	12/31/2020	1.34	0	0	0.25%	3.1%	12/31/2020	1.36	0	0	0.00%	3.3%
12/31/2019	1.27	0	0	0.50%	17.7%	12/31/2019	1.30	0	0	0.25%	18.0%	12/31/2019	1.32	0	0	0.00%	18.3%
12/31/2018	1.08	0	0	0.50%	-10.9%	12/31/2018	1.10	0	0	0.25%	-10.6%	12/31/2018	1.12	0	0	0.00%	-10.4%
12/31/2017	1.21	0	0	0.50%	13.5%	12/31/2017	1.23	0	0	0.25%	13.8%	12/31/2017	1.25	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Satellite Strategies Fund Investor Class - 06-728 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.42
Band 50	-	-	1.45
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	1.25%	7.1%	12/31/2021	$1.39	0	$0	1.00%	7.4%	12/31/2021	$1.42	0	$0	0.75%	7.7%
12/31/2020	1.27	0	0	1.25%	2.3%	12/31/2020	1.29	0	0	1.00%	2.5%	12/31/2020	1.32	0	0	0.75%	2.8%
12/31/2019	1.24	0	0	1.25%	17.3%	12/31/2019	1.26	0	0	1.00%	17.6%	12/31/2019	1.28	0	0	0.75%	17.9%
12/31/2018	1.06	0	0	1.25%	-11.3%	12/31/2018	1.07	0	0	1.00%	-11.1%	12/31/2018	1.09	0	0	0.75%	-10.9%
12/31/2017	1.19	0	0	1.25%	13.2%	12/31/2017	1.21	0	0	1.00%	13.5%	12/31/2017	1.22	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	0.50%	8.0%	12/31/2021	$1.49	0	$0	0.25%	8.2%	12/31/2021	$1.52	0	$0	0.00%	8.5%
12/31/2020	1.35	0	0	0.50%	3.0%	12/31/2020	1.37	0	0	0.25%	3.3%	12/31/2020	1.40	0	0	0.00%	3.6%
12/31/2019	1.31	0	0	0.50%	18.2%	12/31/2019	1.33	0	0	0.25%	18.4%	12/31/2019	1.35	0	0	0.00%	18.7%
12/31/2018	1.11	0	0	0.50%	-10.6%	12/31/2018	1.12	0	0	0.25%	-10.4%	12/31/2018	1.14	0	0	0.00%	-10.2%
12/31/2017	1.24	0	0	0.50%	14.1%	12/31/2017	1.25	0	0	0.25%	14.3%	12/31/2017	1.27	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Cap Value Fund Institutional Class - 06-254

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,287,058	$2,987,518	56,733
Receivables: investments sold	-
Payables: investments purchased	(1,607)
Net assets	$3,285,451

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,285,451	1,078,924	$3.05
Band 100	-	-	3.16
Band 75	-	-	3.29
Band 50	-	-	3.41
Band 25	-	-	3.54
Band 0	-	-	3.68
Total	$3,285,451	1,078,924

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,772
Mortality & expense charges			(56,139)
Net investment income (loss)			(45,367)

Gain (loss) on investments:
Net realized gain (loss)			1,440,827
Realized gain distributions			582,204
Net change in unrealized appreciation (depreciation)			(597,531)
Net gain (loss)			1,425,500

Increase (decrease) in net assets from operations			$1,380,133

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(45,367)	$(53,638)
Net realized gain (loss)		1,440,827	(917,522)
Realized gain distributions		582,204	-
Net change in unrealized appreciation (depreciation)		(597,531)	803,251

Increase (decrease) in net assets from operations		1,380,133	(167,909)

Contract owner transactions:
Proceeds from units sold		1,244,008	3,071,702
Cost of units redeemed		(8,502,777)	(8,472,532)
Account charges		(7,247)	(7,924)
Increase (decrease)		(7,266,016)	(5,408,754)
Net increase (decrease)		(5,885,883)	(5,576,663)
Net assets, beginning		9,171,334	14,747,997
Net assets, ending		$3,285,451	$9,171,334

Units sold		438,890	1,670,647
Units redeemed		(3,128,856)	(3,912,473)
Net increase (decrease)		(2,689,966)	(2,241,826)
Units outstanding, beginning		3,768,890	6,010,716
Units outstanding, ending		1,078,924	3,768,890

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$82,094,574
Cost of units redeemed/account charges			(93,282,270)
Net investment income (loss)			(860,759)
Net realized gain (loss)			4,887,122
Realized gain distributions			10,147,244
Net change in unrealized appreciation (depreciation)			299,540
Net assets			$3,285,451

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.05	1,079	$3,285	1.25%	25.1%	12/31/2021	$3.16	0	$0	1.00%	25.4%	12/31/2021	$3.29	0	$0	0.75%	25.8%
12/31/2020	2.43	3,769	9,171	1.25%	0.8%	12/31/2020	2.52	0	0	1.00%	1.0%	12/31/2020	2.61	0	0	0.75%	1.3%
12/31/2019	2.41	5,467	13,198	1.25%	21.6%	12/31/2019	2.50	0	0	1.00%	21.9%	12/31/2019	2.58	0	0	0.75%	22.2%
12/31/2018	1.99	7,055	14,008	1.25%	-15.1%	12/31/2018	2.05	0	0	1.00%	-14.9%	12/31/2018	2.11	0	0	0.75%	-14.7%
12/31/2017	2.34	10,058	23,518	1.25%	11.0%	12/31/2017	2.40	0	0	1.00%	11.2%	12/31/2017	2.47	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.41	0	$0	0.50%	26.1%	12/31/2021	$3.54	0	$0	0.25%	26.4%	12/31/2021	$3.68	0	$0	0.00%	26.7%
12/31/2020	2.71	0	0	0.50%	1.5%	12/31/2020	2.80	0	0	0.25%	1.8%	12/31/2020	2.91	0	0	0.00%	2.1%
12/31/2019	2.67	0	0	0.50%	22.5%	12/31/2019	2.75	0	0	0.25%	22.8%	12/31/2019	2.85	544	1,550	0.00%	23.1%
12/31/2018	2.18	0	0	0.50%	-14.5%	12/31/2018	2.24	0	0	0.25%	-14.2%	12/31/2018	2.31	559	1,293	0.00%	-14.0%
12/31/2017	2.54	0	0	0.50%	11.8%	12/31/2017	2.62	0	0	0.25%	12.1%	12/31/2017	2.69	619	1,665	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.4%
2019	0.8%
2018	0.4%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Cap Value Fund Service Class - 06-256

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,520,202	$2,382,786	50,971
Receivables: investments sold	-
Payables: investments purchased	(2,193)
Net assets	$2,518,009

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,892,219	670,391	$2.82
Band 100	625,790	213,451	2.93
Band 75	-	-	3.05
Band 50	-	-	3.16
Band 25	-	-	3.29
Band 0	-	-	3.41
Total	$2,518,009	883,842

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(35,802)
Net investment income (loss)			(35,802)

Gain (loss) on investments:
Net realized gain (loss)			1,028,243
Realized gain distributions			483,085
Net change in unrealized appreciation (depreciation)			(551,455)
Net gain (loss)			959,873

Increase (decrease) in net assets from operations			$924,071

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(35,802)	$(31,607)
Net realized gain (loss)		1,028,243	(580,569)
Realized gain distributions		483,085	-
Net change in unrealized appreciation (depreciation)		(551,455)	671,034

Increase (decrease) in net assets from operations		924,071	58,858

Contract owner transactions:
Proceeds from units sold		892,294	2,293,622
Cost of units redeemed		(3,475,965)	(3,609,948)
Account charges		(3,608)	(7,001)
Increase (decrease)		(2,587,279)	(1,323,327)
Net increase (decrease)		(1,663,208)	(1,264,469)
Net assets, beginning		4,181,217	5,445,686
Net assets, ending		$2,518,009	$4,181,217

Units sold		365,826	1,226,922
Units redeemed		(1,237,879)	(1,812,801)
Net increase (decrease)		(872,053)	(585,879)
Units outstanding, beginning		1,755,895	2,341,774
Units outstanding, ending		883,842	1,755,895

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$41,791,938
Cost of units redeemed/account charges			(46,392,415)
Net investment income (loss)			(727,386)
Net realized gain (loss)			1,984,106
Realized gain distributions			5,724,350
Net change in unrealized appreciation (depreciation)			137,416
Net assets			$2,518,009

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.82	670	$1,892	1.25%	24.5%	12/31/2021	$2.93	213	$626	1.00%	24.8%	12/31/2021	$3.05	0	$0	0.75%	25.1%
12/31/2020	2.27	1,118	2,534	1.25%	0.3%	12/31/2020	2.35	225	528	1.00%	0.5%	12/31/2020	2.43	0	0	0.75%	0.8%
12/31/2019	2.26	1,745	3,946	1.25%	21.0%	12/31/2019	2.34	275	643	1.00%	21.3%	12/31/2019	2.42	0	0	0.75%	21.6%
12/31/2018	1.87	2,572	4,806	1.25%	-15.5%	12/31/2018	1.93	335	646	1.00%	-15.3%	12/31/2018	1.99	0	0	0.75%	-15.1%
12/31/2017	2.21	4,379	9,685	1.25%	10.4%	12/31/2017	2.27	461	1,047	1.00%	10.7%	12/31/2017	2.34	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.16	0	$0	0.50%	25.4%	12/31/2021	$3.29	0	$0	0.25%	25.7%	12/31/2021	$3.41	0	$0	0.00%	26.1%
12/31/2020	2.52	0	0	0.50%	1.0%	12/31/2020	2.61	0	0	0.25%	1.3%	12/31/2020	2.71	413	1,119	0.00%	1.5%
12/31/2019	2.50	0	0	0.50%	21.9%	12/31/2019	2.58	0	0	0.25%	22.2%	12/31/2019	2.67	321	857	0.00%	22.5%
12/31/2018	2.05	0	0	0.50%	-14.9%	12/31/2018	2.11	0	0	0.25%	-14.7%	12/31/2018	2.18	42	90	0.00%	-14.5%
12/31/2017	2.41	0	0	0.50%	11.2%	12/31/2017	2.47	0	0	0.25%	11.5%	12/31/2017	2.54	324	825	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.3%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,174,857	$5,261,852	200,697
Receivables: investments sold	2,082
Payables: investments purchased	-
Net assets	$7,176,939

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,176,939	911,966	$7.87
Band 100	-	-	8.17
Band 75	-	-	8.49
Band 50	-	-	8.82
Band 25	-	-	9.16
Band 0	-	-	9.52
Total	$7,176,939	911,966

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(85,309)
Net investment income (loss)			(85,309)

Gain (loss) on investments:
Net realized gain (loss)			323,745
Realized gain distributions			935,122
Net change in unrealized appreciation (depreciation)			69,325
Net gain (loss)			1,328,192

Increase (decrease) in net assets from operations			$1,242,883

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(85,309)	$(65,760)
Net realized gain (loss)		323,745	243,161
Realized gain distributions		935,122	459,697
Net change in unrealized appreciation (depreciation)		69,325	1,332,763

Increase (decrease) in net assets from operations		1,242,883	1,969,861

Contract owner transactions:
Proceeds from units sold		522,375	789,025
Cost of units redeemed		(952,666)	(1,287,704)
Account charges		(1,741)	(1,800)
Increase (decrease)		(432,032)	(500,479)
Net increase (decrease)		810,851	1,469,382
Net assets, beginning		6,366,088	4,896,706
Net assets, ending		$7,176,939	$6,366,088

Units sold		73,498	178,489
Units redeemed		(133,811)	(283,535)
Net increase (decrease)		(60,313)	(105,046)
Units outstanding, beginning		972,279	1,077,325
Units outstanding, ending		911,966	972,279

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$27,625,579
Cost of units redeemed/account charges			(32,122,827)
Net investment income (loss)			(939,240)
Net realized gain (loss)			5,963,219
Realized gain distributions			4,737,203
Net change in unrealized appreciation (depreciation)			1,913,005
Net assets			$7,176,939

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.87	912	$7,177	1.25%	20.2%	12/31/2021	$8.17	0	$0	1.00%	20.5%	12/31/2021	$8.49	0	$0	0.75%	20.8%
12/31/2020	6.55	972	6,366	1.25%	44.1%	12/31/2020	6.78	0	0	1.00%	44.4%	12/31/2020	7.03	0	0	0.75%	44.8%
12/31/2019	4.55	1,077	4,897	1.25%	36.6%	12/31/2019	4.70	0	0	1.00%	37.0%	12/31/2019	4.86	0	0	0.75%	37.3%
12/31/2018	3.33	1,227	4,082	1.25%	1.3%	12/31/2018	3.43	0	0	1.00%	1.6%	12/31/2018	3.54	0	0	0.75%	1.8%
12/31/2017	3.28	1,514	4,971	1.25%	36.8%	12/31/2017	3.38	0	0	1.00%	37.2%	12/31/2017	3.47	0	0	0.75%	37.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.82	0	$0	0.50%	21.1%	12/31/2021	$9.16	0	$0	0.25%	21.4%	12/31/2021	$9.52	0	$0	0.00%	21.7%
12/31/2020	7.28	0	0	0.50%	45.1%	12/31/2020	7.55	0	0	0.25%	45.5%	12/31/2020	7.82	0	0	0.00%	45.9%
12/31/2019	5.02	0	0	0.50%	37.7%	12/31/2019	5.19	0	0	0.25%	38.0%	12/31/2019	5.36	0	0	0.00%	38.3%
12/31/2018	3.65	0	0	0.50%	2.1%	12/31/2018	3.76	0	0	0.25%	2.3%	12/31/2018	3.87	0	0	0.00%	2.6%
12/31/2017	3.57	0	0	0.50%	37.9%	12/31/2017	3.67	0	0	0.25%	38.2%	12/31/2017	3.78	0	0	0.00%	38.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Technology Opportunities Fund Service Class - 06-258

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,649,508	$1,459,626	58,676
Receivables: investments sold	-
Payables: investments purchased	(3,045)
Net assets	$1,646,463

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,196,768	163,821	$7.31
Band 100	449,695	59,264	7.59
Band 75	-	-	7.88
Band 50	-	-	8.19
Band 25	-	-	8.50
Band 0	-	-	8.83
Total	$1,646,463	223,085

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(18,403)
Net investment income (loss)			(18,403)

Gain (loss) on investments:
Net realized gain (loss)			100,126
Realized gain distributions			260,691
Net change in unrealized appreciation (depreciation)			(75,440)
Net gain (loss)			285,377

Increase (decrease) in net assets from operations			$266,974

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,403)	$(15,364)
Net realized gain (loss)		100,126	95,913
Realized gain distributions		260,691	137,684
Net change in unrealized appreciation (depreciation)		(75,440)	251,376

Increase (decrease) in net assets from operations		266,974	469,609

Contract owner transactions:
Proceeds from units sold		230,136	635,711
Cost of units redeemed		(421,213)	(824,420)
Account charges		(148)	(235)
Increase (decrease)		(191,225)	(188,944)
Net increase (decrease)		75,749	280,665
Net assets, beginning		1,570,714	1,290,049
Net assets, ending		$1,646,463	$1,570,714

Units sold		32,817	125,775
Units redeemed		(64,383)	(171,221)
Net increase (decrease)		(31,566)	(45,446)
Units outstanding, beginning		254,651	300,097
Units outstanding, ending		223,085	254,651

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,455,318
Cost of units redeemed/account charges			(8,852,854)
Net investment income (loss)			(162,550)
Net realized gain (loss)			890,347
Realized gain distributions			1,126,320
Net change in unrealized appreciation (depreciation)			189,882
Net assets			$1,646,463

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.31	164	$1,197	1.25%	19.6%	12/31/2021	$7.59	59	$450	1.00%	19.9%	12/31/2021	$7.88	0	$0	0.75%	20.2%
12/31/2020	6.11	186	1,133	1.25%	43.3%	12/31/2020	6.33	69	437	1.00%	43.7%	12/31/2020	6.56	0	0	0.75%	44.1%
12/31/2019	4.26	221	944	1.25%	35.9%	12/31/2019	4.40	79	346	1.00%	36.3%	12/31/2019	4.55	0	0	0.75%	36.6%
12/31/2018	3.14	281	881	1.25%	0.8%	12/31/2018	3.23	76	245	1.00%	1.1%	12/31/2018	3.33	0	0	0.75%	1.3%
12/31/2017	3.11	206	640	1.25%	36.2%	12/31/2017	3.20	39	124	1.00%	36.5%	12/31/2017	3.29	0	0	0.75%	36.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.19	0	$0	0.50%	20.5%	12/31/2021	$8.50	0	$0	0.25%	20.8%	12/31/2021	$8.83	0	$0	0.00%	21.1%
12/31/2020	6.79	0	0	0.50%	44.4%	12/31/2020	7.04	0	0	0.25%	44.8%	12/31/2020	7.29	0	0	0.00%	45.1%
12/31/2019	4.70	0	0	0.50%	36.9%	12/31/2019	4.86	0	0	0.25%	37.3%	12/31/2019	5.03	0	0	0.00%	37.6%
12/31/2018	3.44	0	0	0.50%	1.6%	12/31/2018	3.54	0	0	0.25%	1.8%	12/31/2018	3.65	0	0	0.00%	2.1%
12/31/2017	3.38	0	0	0.50%	37.2%	12/31/2017	3.48	0	0	0.25%	37.5%	12/31/2017	3.58	0	0	0.00%	37.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$192,227	$183,227	3,292
Receivables: investments sold	94
Payables: investments purchased	-
Net assets	$192,321

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$192,321	82,707	$2.33
Band 100	-	-	2.37
Band 75	-	-	2.41
Band 50	-	-	2.46
Band 25	-	-	2.51
Band 0	-	-	2.55
Total	$192,321	82,707

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$478
Mortality & expense charges			(13,239)
Net investment income (loss)			(12,761)

Gain (loss) on investments:
Net realized gain (loss)			580,211
Realized gain distributions			39,561
Net change in unrealized appreciation (depreciation)			(310,581)
Net gain (loss)			309,191

Increase (decrease) in net assets from operations			$296,430

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,761)	$(11,233)
Net realized gain (loss)		580,211	51,068
Realized gain distributions		39,561	50,751
Net change in unrealized appreciation (depreciation)		(310,581)	111,490

Increase (decrease) in net assets from operations		296,430	202,076

Contract owner transactions:
Proceeds from units sold		57,736	87,751
Cost of units redeemed		(1,537,840)	(278,007)
Account charges		(319)	(486)
Increase (decrease)		(1,480,423)	(190,742)
Net increase (decrease)		(1,183,993)	11,334
Net assets, beginning		1,376,314	1,364,980
Net assets, ending		$192,321	$1,376,314

Units sold		28,608	57,158
Units redeemed		(699,574)	(172,149)
Net increase (decrease)		(670,966)	(114,991)
Units outstanding, beginning		753,673	868,664
Units outstanding, ending		82,707	753,673

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,066,859
Cost of units redeemed/account charges			(2,944,406)
Net investment income (loss)			(36,200)
Net realized gain (loss)			784,541
Realized gain distributions			312,527
Net change in unrealized appreciation (depreciation)			9,000
Net assets			$192,321

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.33	83	$192	1.25%	27.3%	12/31/2021	$2.37	0	$0	1.00%	27.7%	12/31/2021	$2.41	0	$0	0.75%	28.0%
12/31/2020	1.83	754	1,376	1.25%	16.2%	12/31/2020	1.86	0	0	1.00%	16.5%	12/31/2020	1.89	0	0	0.75%	16.8%
12/31/2019	1.57	869	1,365	1.25%	23.7%	12/31/2019	1.59	0	0	1.00%	24.0%	12/31/2019	1.62	0	0	0.75%	24.3%
12/31/2018	1.27	887	1,126	1.25%	-8.1%	12/31/2018	1.28	0	0	1.00%	-7.8%	12/31/2018	1.30	0	0	0.75%	-7.6%
12/31/2017	1.38	1,113	1,538	1.25%	21.8%	12/31/2017	1.39	0	0	1.00%	22.1%	12/31/2017	1.41	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.46	0	$0	0.50%	28.3%	12/31/2021	$2.51	0	$0	0.25%	28.6%	12/31/2021	$2.55	0	$0	0.00%	28.9%
12/31/2020	1.92	0	0	0.50%	17.1%	12/31/2020	1.95	0	0	0.25%	17.4%	12/31/2020	1.98	0	0	0.00%	17.7%
12/31/2019	1.64	0	0	0.50%	24.6%	12/31/2019	1.66	0	0	0.25%	24.9%	12/31/2019	1.68	0	0	0.00%	25.3%
12/31/2018	1.31	0	0	0.50%	-7.4%	12/31/2018	1.33	0	0	0.25%	-7.1%	12/31/2018	1.34	0	0	0.00%	-6.9%
12/31/2017	1.42	0	0	0.50%	22.7%	12/31/2017	1.43	0	0	0.25%	23.0%	12/31/2017	1.44	0	0	0.00%	23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.3%
2019	1.4%
2018	0.2%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$268,907	$267,405	4,664
Receivables: investments sold	122
Payables: investments purchased	-
Net assets	$269,029

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$269,029	112,625	$2.39
Band 100	-	-	2.43
Band 75	-	-	2.48
Band 50	-	-	2.53
Band 25	-	-	2.58
Band 0	-	-	2.62
Total	$269,029	112,625

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$410
Mortality & expense charges			(3,232)
Net investment income (loss)			(2,822)

Gain (loss) on investments:
Net realized gain (loss)			153,080
Realized gain distributions			12,857
Net change in unrealized appreciation (depreciation)			(86,298)
Net gain (loss)			79,639

Increase (decrease) in net assets from operations			$76,817

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,822)	$(3,878)
Net realized gain (loss)		153,080	30,553
Realized gain distributions		12,857	15,026
Net change in unrealized appreciation (depreciation)		(86,298)	(43,515)

Increase (decrease) in net assets from operations		76,817	(1,814)

Contract owner transactions:
Proceeds from units sold		227,390	21,961
Cost of units redeemed		(440,610)	(554,455)
Account charges		(201)	(163)
Increase (decrease)		(213,421)	(532,657)
Net increase (decrease)		(136,604)	(534,471)
Net assets, beginning		405,633	940,104
Net assets, ending		$269,029	$405,633

Units sold		96,160	13,673
Units redeemed		(200,536)	(383,344)
Net increase (decrease)		(104,376)	(369,671)
Units outstanding, beginning		217,001	586,672
Units outstanding, ending		112,625	217,001

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,423,257
Cost of units redeemed/account charges			(1,532,365)
Net investment income (loss)			(3,400)
Net realized gain (loss)			251,200
Realized gain distributions			128,835
Net change in unrealized appreciation (depreciation)			1,502
Net assets			$269,029

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.39	113	$269	1.25%	27.8%	12/31/2021	$2.43	0	$0	1.00%	28.1%	12/31/2021	$2.48	0	$0	0.75%	28.4%
12/31/2020	1.87	217	406	1.25%	16.7%	12/31/2020	1.90	0	0	1.00%	16.9%	12/31/2020	1.93	0	0	0.75%	17.2%
12/31/2019	1.60	587	940	1.25%	24.2%	12/31/2019	1.62	0	0	1.00%	24.5%	12/31/2019	1.65	0	0	0.75%	24.8%
12/31/2018	1.29	575	742	1.25%	-7.7%	12/31/2018	1.31	0	0	1.00%	-7.5%	12/31/2018	1.32	0	0	0.75%	-7.3%
12/31/2017	1.40	440	616	1.25%	22.2%	12/31/2017	1.41	0	0	1.00%	22.5%	12/31/2017	1.42	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.53	0	$0	0.50%	28.7%	12/31/2021	$2.58	0	$0	0.25%	29.1%	12/31/2021	$2.62	0	$0	0.00%	29.4%
12/31/2020	1.96	0	0	0.50%	17.5%	12/31/2020	2.00	0	0	0.25%	17.8%	12/31/2020	2.03	0	0	0.00%	18.1%
12/31/2019	1.67	0	0	0.50%	25.1%	12/31/2019	1.69	0	0	0.25%	25.4%	12/31/2019	1.72	0	0	0.00%	25.7%
12/31/2018	1.34	0	0	0.50%	-7.0%	12/31/2018	1.35	0	0	0.25%	-6.8%	12/31/2018	1.37	0	0	0.00%	-6.6%
12/31/2017	1.44	0	0	0.50%	23.1%	12/31/2017	1.45	0	0	0.25%	23.4%	12/31/2017	1.46	0	0	0.00%	23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.4%
2019	1.8%
2018	0.8%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,972,774	$8,972,774	8,975,277
Receivables: investments sold	2,503
Payables: investments purchased	-
Net assets	$8,975,277

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,975,277	9,298,136	$0.97
Band 100	-	-	0.98
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$8,975,277	9,298,136

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,780
Mortality & expense charges			(124,455)
Net investment income (loss)			(121,675)

Gain (loss) on investments:
Net realized gain (loss)			(3,994)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,994
Net gain (loss)			-

Increase (decrease) in net assets from operations			$(121,675)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(121,675)	$(107,461)
Net realized gain (loss)		(3,994)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,994	-

Increase (decrease) in net assets from operations		(121,675)	(107,461)

Contract owner transactions:
Proceeds from units sold		5,122,310	13,291,661
Cost of units redeemed		(7,071,372)	(13,853,551)
Account charges		(5,298)	(4,447)
Increase (decrease)		(1,954,360)	(566,337)
Net increase (decrease)		(2,076,035)	(673,798)
Net assets, beginning		11,051,312	11,725,110
Net assets, ending		$8,975,277	$11,051,312

Units sold		5,284,820	13,525,655
Units redeemed		(7,296,528)	(14,013,765)
Net increase (decrease)		(2,011,708)	(488,110)
Units outstanding, beginning		11,309,844	11,797,954
Units outstanding, ending		9,298,136	11,309,844

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$65,522,217
Cost of units redeemed/account charges			(56,173,856)
Net investment income (loss)			(373,084)
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$8,975,277

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.97	9,298	$8,975	1.25%	-1.2%	12/31/2021	$0.98	0	$0	1.00%	-1.0%	12/31/2021	$1.00	0	$0	0.75%	-0.7%
12/31/2020	0.98	11,310	11,051	1.25%	-1.0%	12/31/2020	0.99	0	0	1.00%	-0.7%	12/31/2020	1.00	0	0	0.75%	-0.5%
12/31/2019	0.99	10,214	10,079	1.25%	0.6%	12/31/2019	1.00	0	0	1.00%	0.8%	12/31/2019	1.01	0	0	0.75%	1.1%
12/31/2018	0.98	8,714	8,550	1.25%	0.2%	12/31/2018	0.99	0	0	1.00%	0.4%	12/31/2018	1.00	0	0	0.75%	0.7%
12/31/2017	0.98	10,681	10,461	1.25%	-0.7%	12/31/2017	0.98	0	0	1.00%	-0.5%	12/31/2017	0.99	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	-0.5%	12/31/2021	$1.03	0	$0	0.25%	-0.2%	12/31/2021	$1.04	0	$0	0.00%	0.0%
12/31/2020	1.02	0	0	0.50%	-0.2%	12/31/2020	1.03	0	0	0.25%	0.0%	12/31/2020	1.04	0	0	0.00%	0.3%
12/31/2019	1.02	0	0	0.50%	1.3%	12/31/2019	1.03	0	0	0.25%	1.6%	12/31/2019	1.04	1,584	1,646	0.00%	1.8%
12/31/2018	1.00	0	0	0.50%	0.9%	12/31/2018	1.01	0	0	0.25%	1.2%	12/31/2018	1.02	903	922	0.00%	1.5%
12/31/2017	1.00	0	0	0.50%	0.0%	12/31/2017	1.00	0	0	0.25%	0.3%	12/31/2017	1.01	376	378	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	1.8%
2018	1.3%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,415,389	$4,415,389	4,414,577
Receivables: investments sold	-
Payables: investments purchased	(812)
Net assets	$4,414,577

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,917,498	3,061,203	$0.95
Band 100	1,371,648	1,417,368	0.97
Band 75	-	-	0.98
Band 50	125,431	125,701	1.00
Band 25	-	-	1.01
Band 0	-	-	1.03
Total	$4,414,577	4,604,272

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,356
Mortality & expense charges			(55,325)
Net investment income (loss)			(53,969)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2)
Net gain (loss)			(2)

Increase (decrease) in net assets from operations			$(53,971)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(53,969)	$(51,375)
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2)	1

Increase (decrease) in net assets from operations		(53,971)	(51,374)

Contract owner transactions:
Proceeds from units sold		415,562	2,636,510
Cost of units redeemed		(1,475,453)	(2,514,582)
Account charges		(1,844)	(2,226)
Increase (decrease)		(1,061,735)	119,702
Net increase (decrease)		(1,115,706)	68,328
Net assets, beginning		5,530,283	5,461,955
Net assets, ending		$4,414,577	$5,530,283

Units sold		606,233	2,751,157
Units redeemed		(1,700,789)	(2,627,390)
Net increase (decrease)		(1,094,556)	123,767
Units outstanding, beginning		5,698,828	5,575,061
Units outstanding, ending		4,604,272	5,698,828

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$24,969,865
Cost of units redeemed/account charges			(20,338,883)
Net investment income (loss)			(216,405)
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$4,414,577

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.95	3,061	$2,917	1.25%	-1.2%	12/31/2021	$0.97	1,417	$1,372	1.00%	-1.0%	12/31/2021	$0.98	0	$0	0.75%	-0.7%
12/31/2020	0.96	3,381	3,261	1.25%	-1.1%	12/31/2020	0.98	2,185	2,135	1.00%	-0.8%	12/31/2020	0.99	0	0	0.75%	-0.6%
12/31/2019	0.98	3,380	3,297	1.25%	0.2%	12/31/2019	0.99	2,070	2,040	1.00%	0.4%	12/31/2019	1.00	0	0	0.75%	0.7%
12/31/2018	0.97	3,274	3,188	1.25%	-0.2%	12/31/2018	0.98	2,589	2,540	1.00%	0.0%	12/31/2018	0.99	0	0	0.75%	0.3%
12/31/2017	0.98	3,375	3,293	1.25%	-1.1%	12/31/2017	0.98	3,429	3,363	1.00%	-0.8%	12/31/2017	0.99	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	126	$125	0.50%	-0.5%	12/31/2021	$1.01	0	$0	0.25%	-0.2%	12/31/2021	$1.03	0	$0	0.00%	0.0%
12/31/2020	1.00	133	133	0.50%	-0.3%	12/31/2020	1.02	0	0	0.25%	-0.1%	12/31/2020	1.03	0	0	0.00%	0.2%
12/31/2019	1.01	125	125	0.50%	0.9%	12/31/2019	1.02	0	0	0.25%	1.2%	12/31/2019	1.03	0	0	0.00%	1.4%
12/31/2018	1.00	309	308	0.50%	0.6%	12/31/2018	1.00	0	0	0.25%	0.8%	12/31/2018	1.01	0	0	0.00%	1.1%
12/31/2017	0.99	234	232	0.50%	-0.3%	12/31/2017	1.00	0	0	0.25%	-0.1%	12/31/2017	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	1.4%
2018	1.1%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,119,536	$9,313,125	270,468
Receivables: investments sold	-
Payables: investments purchased	(91,284)
Net assets	$9,028,252

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,028,252	3,260,687	$2.77
Band 100	-	-	2.81
Band 75	-	-	2.85
Band 50	-	-	2.89
Band 25	-	-	2.93
Band 0	-	-	2.97
Total	$9,028,252	3,260,687

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,359
Mortality & expense charges			(165,262)
Net investment income (loss)			(151,903)

Gain (loss) on investments:
Net realized gain (loss)			4,235,632
Realized gain distributions			2,829,638
Net change in unrealized appreciation (depreciation)			(3,744,176)
Net gain (loss)			3,321,094

Increase (decrease) in net assets from operations			$3,169,191

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(151,903)	$(161,347)
Net realized gain (loss)		4,235,632	844,474
Realized gain distributions		2,829,638	1,582,057
Net change in unrealized appreciation (depreciation)		(3,744,176)	1,639,831

Increase (decrease) in net assets from operations		3,169,191	3,905,015

Contract owner transactions:
Proceeds from units sold		2,820,732	3,868,386
Cost of units redeemed		(14,513,738)	(7,739,672)
Account charges		(16,018)	(25,811)
Increase (decrease)		(11,709,024)	(3,897,097)
Net increase (decrease)		(8,539,833)	7,918
Net assets, beginning		17,568,085	17,560,167
Net assets, ending		$9,028,252	$17,568,085

Units sold		1,221,466	2,223,014
Units redeemed		(6,087,383)	(4,683,127)
Net increase (decrease)		(4,865,917)	(2,460,113)
Units outstanding, beginning		8,126,604	10,586,717
Units outstanding, ending		3,260,687	8,126,604

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$39,297,426
Cost of units redeemed/account charges			(43,173,850)
Net investment income (loss)			(624,898)
Net realized gain (loss)			6,603,026
Realized gain distributions			7,120,137
Net change in unrealized appreciation (depreciation)			(193,589)
Net assets			$9,028,252

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.77	3,261	$9,028	1.25%	28.1%	12/31/2021	$2.81	0	$0	1.00%	28.4%	12/31/2021	$2.85	0	$0	0.75%	28.7%
12/31/2020	2.16	8,127	17,568	1.25%	30.3%	12/31/2020	2.19	0	0	1.00%	30.7%	12/31/2020	2.21	0	0	0.75%	31.0%
12/31/2019	1.66	10,587	17,560	1.25%	27.8%	12/31/2019	1.67	0	0	1.00%	28.2%	12/31/2019	1.69	0	0	0.75%	28.5%
12/31/2018	1.30	11,522	14,949	1.25%	-5.8%	12/31/2018	1.31	0	0	1.00%	-5.6%	12/31/2018	1.31	0	0	0.75%	-5.4%
12/31/2017	1.38	12,226	16,846	1.25%	27.9%	12/31/2017	1.38	0	0	1.00%	28.2%	12/31/2017	1.39	0	0	0.75%	28.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.89	0	$0	0.50%	29.0%	12/31/2021	$2.93	0	$0	0.25%	29.4%	12/31/2021	$2.97	0	$0	0.00%	29.7%
12/31/2020	2.24	0	0	0.50%	31.3%	12/31/2020	2.26	0	0	0.25%	31.6%	12/31/2020	2.29	0	0	0.00%	32.0%
12/31/2019	1.70	0	0	0.50%	28.8%	12/31/2019	1.72	0	0	0.25%	29.1%	12/31/2019	1.74	0	0	0.00%	29.5%
12/31/2018	1.32	0	0	0.50%	-5.1%	12/31/2018	1.33	0	0	0.25%	-4.9%	12/31/2018	1.34	0	0	0.00%	-4.6%
12/31/2017	1.39	0	0	0.50%	28.9%	12/31/2017	1.40	0	0	0.25%	29.2%	12/31/2017	1.41	0	0	0.00%	29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.2%
2019	0.7%
2018	0.6%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,213,517	$1,308,278	36,080
Receivables: investments sold	-
Payables: investments purchased	(19,626)
Net assets	$1,193,891

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,193,891	440,188	$2.71
Band 100	-	-	2.75
Band 75	-	-	2.79
Band 50	-	-	2.83
Band 25	-	-	2.87
Band 0	-	-	2.91
Total	$1,193,891	440,188

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(16,850)
Net investment income (loss)			(16,850)

Gain (loss) on investments:
Net realized gain (loss)			811,591
Realized gain distributions			379,065
Net change in unrealized appreciation (depreciation)			(773,324)
Net gain (loss)			417,332

Increase (decrease) in net assets from operations			$400,482

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,850)	$(29,565)
Net realized gain (loss)		811,591	603,549
Realized gain distributions		379,065	399,014
Net change in unrealized appreciation (depreciation)		(773,324)	156,959

Increase (decrease) in net assets from operations		400,482	1,129,957

Contract owner transactions:
Proceeds from units sold		302,409	2,753,381
Cost of units redeemed		(3,961,460)	(3,896,898)
Account charges		(5,173)	(19,216)
Increase (decrease)		(3,664,224)	(1,162,733)
Net increase (decrease)		(3,263,742)	(32,776)
Net assets, beginning		4,457,633	4,490,409
Net assets, ending		$1,193,891	$4,457,633

Units sold		140,646	1,594,966
Units redeemed		(1,734,779)	(2,254,355)
Net increase (decrease)		(1,594,133)	(659,389)
Units outstanding, beginning		2,034,321	2,693,710
Units outstanding, ending		440,188	2,034,321

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$16,652,752
Cost of units redeemed/account charges			(19,110,707)
Net investment income (loss)			(171,285)
Net realized gain (loss)			2,174,789
Realized gain distributions			1,743,103
Net change in unrealized appreciation (depreciation)			(94,761)
Net assets			$1,193,891

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.71	440	$1,194	1.25%	27.6%	12/31/2021	$2.75	0	$0	1.00%	27.9%	12/31/2021	$2.79	0	$0	0.75%	28.2%
12/31/2020	2.13	994	2,113	1.25%	29.9%	12/31/2020	2.15	0	0	1.00%	30.2%	12/31/2020	2.18	0	0	0.75%	30.5%
12/31/2019	1.64	1,639	2,683	1.25%	27.4%	12/31/2019	1.65	0	0	1.00%	27.7%	12/31/2019	1.67	0	0	0.75%	28.0%
12/31/2018	1.29	3,344	4,298	1.25%	-6.2%	12/31/2018	1.29	0	0	1.00%	-6.0%	12/31/2018	1.30	0	0	0.75%	-5.7%
12/31/2017	1.37	5,024	6,883	1.25%	27.5%	12/31/2017	1.38	0	0	1.00%	27.8%	12/31/2017	1.38	0	0	0.75%	28.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.83	0	$0	0.50%	28.5%	12/31/2021	$2.87	0	$0	0.25%	28.8%	12/31/2021	$2.91	0	$0	0.00%	29.2%
12/31/2020	2.20	0	0	0.50%	30.9%	12/31/2020	2.23	0	0	0.25%	31.2%	12/31/2020	2.25	1,040	2,344	0.00%	31.5%
12/31/2019	1.68	0	0	0.50%	28.4%	12/31/2019	1.70	0	0	0.25%	28.7%	12/31/2019	1.71	1,055	1,807	0.00%	29.0%
12/31/2018	1.31	0	0	0.50%	-5.5%	12/31/2018	1.32	0	0	0.25%	-5.2%	12/31/2018	1.33	376	499	0.00%	-5.0%
12/31/2017	1.39	0	0	0.50%	28.4%	12/31/2017	1.39	0	0	0.25%	28.7%	12/31/2017	1.40	1,132	1,582	0.00%	29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.2%
2018	0.0%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$809,515	$809,515	810,765
Receivables: investments sold	1,250
Payables: investments purchased	-
Net assets	$810,765

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$810,765	821,870	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$810,765	821,870

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$213
Mortality & expense charges			(9,547)
Net investment income (loss)			(9,334)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$(9,334)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,334)	$(7,634)
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		(9,334)	(7,634)

Contract owner transactions:
Proceeds from units sold		359,694	443,074
Cost of units redeemed		(282,692)	(368,281)
Account charges		(1,183)	(1,761)
Increase (decrease)		75,819	73,032
Net increase (decrease)		66,485	65,398
Net assets, beginning		744,280	678,882
Net assets, ending		$810,765	$744,280

Units sold		362,986	441,286
Units redeemed		(286,451)	(369,977)
Net increase (decrease)		76,535	71,309
Units outstanding, beginning		745,335	674,026
Units outstanding, ending		821,870	745,335

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,970,145
Cost of units redeemed/account charges			(1,148,879)
Net investment income (loss)			(10,501)
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$810,765

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	822	$811	1.25%	-1.2%	12/31/2021	$1.00	0	$0	1.00%	-1.0%	12/31/2021	$1.01	0	$0	0.75%	-0.7%
12/31/2020	1.00	745	744	1.25%	-0.9%	12/31/2020	1.01	0	0	1.00%	-0.6%	12/31/2020	1.02	0	0	0.75%	-0.4%
12/31/2019	1.01	674	679	1.25%	0.8%	12/31/2019	1.01	0	0	1.00%	1.1%	12/31/2019	1.02	0	0	0.75%	1.3%
12/31/2018	1.00	542	541	1.25%	0.4%	12/31/2018	1.00	0	0	1.00%	0.7%	12/31/2018	1.01	0	0	0.75%	0.9%
12/31/2017	0.99	74	74	1.25%	-0.5%	12/31/2017	1.00	0	0	1.00%	-0.2%	12/31/2017	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	-0.5%	12/31/2021	$1.04	0	$0	0.25%	-0.2%	12/31/2021	$1.05	0	$0	0.00%	0.0%
12/31/2020	1.03	0	0	0.50%	-0.1%	12/31/2020	1.04	0	0	0.25%	0.1%	12/31/2020	1.05	0	0	0.00%	0.4%
12/31/2019	1.03	0	0	0.50%	1.6%	12/31/2019	1.04	0	0	0.25%	1.8%	12/31/2019	1.05	0	0	0.00%	2.1%
12/31/2018	1.01	0	0	0.50%	1.2%	12/31/2018	1.02	0	0	0.25%	1.4%	12/31/2018	1.03	0	0	0.00%	1.7%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.01	0	0	0.25%	0.5%	12/31/2017	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.4%
2019	1.7%
2018	2.5%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Growth Opportunities Fund R6 Class - 06-CXK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$166,190	$165,012	7,201
Receivables: investments sold	462
Payables: investments purchased	-
Net assets	$166,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$166,652	68,924	$2.42
Band 100	-	-	2.45
Band 75	-	-	2.48
Band 50	-	-	2.51
Band 25	-	-	2.54
Band 0	-	-	2.58
Total	$166,652	68,924

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,566)
Net investment income (loss)			(1,566)

Gain (loss) on investments:
Net realized gain (loss)			4,197
Realized gain distributions			19,547
Net change in unrealized appreciation (depreciation)			(9,225)
Net gain (loss)			14,519

Increase (decrease) in net assets from operations			$12,953

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,566)	$(588)
Net realized gain (loss)		4,197	39
Realized gain distributions		19,547	14,098
Net change in unrealized appreciation (depreciation)		(9,225)	10,403

Increase (decrease) in net assets from operations		12,953	23,952

Contract owner transactions:
Proceeds from units sold		70,441	75,584
Cost of units redeemed		(15,310)	(954)
Account charges		(13)	(1)
Increase (decrease)		55,118	74,629
Net increase (decrease)		68,071	98,581
Net assets, beginning		98,581	-
Net assets, ending		$166,652	$98,581

Units sold		30,241	45,443
Units redeemed		(6,313)	(447)
Net increase (decrease)		23,928	44,996
Units outstanding, beginning		44,996	-
Units outstanding, ending		68,924	44,996

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$146,025
Cost of units redeemed/account charges			(16,278)
Net investment income (loss)			(2,154)
Net realized gain (loss)			4,236
Realized gain distributions			33,645
Net change in unrealized appreciation (depreciation)			1,178
Net assets			$166,652

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.42	69	$167	1.25%	10.4%	12/31/2021	$2.45	0	$0	1.00%	10.6%	12/31/2021	$2.48	0	$0	0.75%	10.9%
12/31/2020	2.19	45	99	1.25%	42.9%	12/31/2020	2.21	0	0	1.00%	43.3%	12/31/2020	2.24	0	0	0.75%	43.7%
12/31/2019	1.53	0	0	1.25%	33.1%	12/31/2019	1.54	0	0	1.00%	33.5%	12/31/2019	1.56	0	0	0.75%	33.8%
12/31/2018	1.15	0	0	1.25%	-6.2%	12/31/2018	1.16	0	0	1.00%	-5.9%	12/31/2018	1.16	0	0	0.75%	-5.7%
12/31/2017	1.23	0	0	1.25%	25.7%	12/31/2017	1.23	0	0	1.00%	26.0%	12/31/2017	1.23	0	0	0.75%	26.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.51	0	$0	0.50%	11.2%	12/31/2021	$2.54	0	$0	0.25%	11.5%	12/31/2021	$2.58	0	$0	0.00%	11.8%
12/31/2020	2.26	0	0	0.50%	44.0%	12/31/2020	2.28	0	0	0.25%	44.4%	12/31/2020	2.30	0	0	0.00%	44.7%
12/31/2019	1.57	0	0	0.50%	34.1%	12/31/2019	1.58	0	0	0.25%	34.5%	12/31/2019	1.59	0	0	0.00%	34.8%
12/31/2018	1.17	0	0	0.50%	-5.4%	12/31/2018	1.18	0	0	0.25%	-5.2%	12/31/2018	1.18	0	0	0.00%	-5.0%
12/31/2017	1.24	0	0	0.50%	26.6%	12/31/2017	1.24	0	0	0.25%	26.9%	12/31/2017	1.24	0	0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,167,033	$1,788,696	150,749
Receivables: investments sold	3,753
Payables: investments purchased	-
Net assets	$2,170,786

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,170,786	1,490,675	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$2,170,786	1,490,675

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$68,247
Mortality & expense charges			(25,253)
Net investment income (loss)			42,994

Gain (loss) on investments:
Net realized gain (loss)			59,352
Realized gain distributions			64,167
Net change in unrealized appreciation (depreciation)			20,076
Net gain (loss)			143,595

Increase (decrease) in net assets from operations			$186,589

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$42,994	$18,314
Net realized gain (loss)		59,352	11,369
Realized gain distributions		64,167	-
Net change in unrealized appreciation (depreciation)		20,076	333,358

Increase (decrease) in net assets from operations		186,589	363,041

Contract owner transactions:
Proceeds from units sold		417,753	1,129,196
Cost of units redeemed		(248,642)	(334,796)
Account charges		(806)	(546)
Increase (decrease)		168,305	793,854
Net increase (decrease)		354,894	1,156,895
Net assets, beginning		1,815,892	658,997
Net assets, ending		$2,170,786	$1,815,892

Units sold		293,433	1,133,159
Units redeemed		(178,177)	(289,375)
Net increase (decrease)		115,256	843,784
Units outstanding, beginning		1,375,419	531,635
Units outstanding, ending		1,490,675	1,375,419

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,871,382
Cost of units redeemed/account charges			(1,277,440)
Net investment income (loss)			72,319
Net realized gain (loss)			62,021
Realized gain distributions			64,167
Net change in unrealized appreciation (depreciation)			378,337
Net assets			$2,170,786

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	1,491	$2,171	1.25%	10.3%	12/31/2021	$1.47	0	$0	1.00%	10.6%	12/31/2021	$1.49	0	$0	0.75%	10.9%
12/31/2020	1.32	1,375	1,816	1.25%	6.5%	12/31/2020	1.33	0	0	1.00%	6.8%	12/31/2020	1.35	0	0	0.75%	7.0%
12/31/2019	1.24	532	659	1.25%	17.0%	12/31/2019	1.25	0	0	1.00%	17.3%	12/31/2019	1.26	0	0	0.75%	17.6%
12/31/2018	1.06	288	305	1.25%	-16.8%	12/31/2018	1.07	0	0	1.00%	-16.6%	12/31/2018	1.07	0	0	0.75%	-16.3%
12/31/2017	1.27	39	50	1.25%	28.1%	12/31/2017	1.28	0	0	1.00%	28.4%	12/31/2017	1.28	0	0	0.75%	28.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	0.50%	11.1%	12/31/2021	$1.53	0	$0	0.25%	11.4%	12/31/2021	$1.55	0	$0	0.00%	11.7%
12/31/2020	1.36	0	0	0.50%	7.3%	12/31/2020	1.37	0	0	0.25%	7.6%	12/31/2020	1.39	0	0	0.00%	7.8%
12/31/2019	1.27	0	0	0.50%	17.9%	12/31/2019	1.28	0	0	0.25%	18.2%	12/31/2019	1.29	0	0	0.00%	18.4%
12/31/2018	1.08	0	0	0.50%	-16.1%	12/31/2018	1.08	0	0	0.25%	-15.9%	12/31/2018	1.09	0	0	0.00%	-15.7%
12/31/2017	1.28	0	0	0.50%	29.1%	12/31/2017	1.29	0	0	0.25%	29.4%	12/31/2017	1.29	0	0	0.00%	29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.4%
2020	2.8%
2019	3.3%
2018	3.3%
2017	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,358,225	$15,060,619	366,042
Receivables: investments sold	-
Payables: investments purchased	(70,882)
Net assets	$13,287,343

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,287,343	5,181,885	$2.56
Band 100	-	-	2.60
Band 75	-	-	2.63
Band 50	-	-	2.66
Band 25	-	-	2.70
Band 0	-	-	2.73
Total	$13,287,343	5,181,885

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$34,810
Mortality & expense charges			(109,547)
Net investment income (loss)			(74,737)

Gain (loss) on investments:
Net realized gain (loss)			1,344,296
Realized gain distributions			3,944,165
Net change in unrealized appreciation (depreciation)			(3,185,683)
Net gain (loss)			2,102,778

Increase (decrease) in net assets from operations			$2,028,041

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(74,737)	$(60,155)
Net realized gain (loss)		1,344,296	361,509
Realized gain distributions		3,944,165	779,802
Net change in unrealized appreciation (depreciation)		(3,185,683)	1,073,467

Increase (decrease) in net assets from operations		2,028,041	2,154,623

Contract owner transactions:
Proceeds from units sold		8,301,065	6,450,956
Cost of units redeemed		(6,366,934)	(3,599,285)
Account charges		(12,738)	(15,291)
Increase (decrease)		1,921,393	2,836,380
Net increase (decrease)		3,949,434	4,991,003
Net assets, beginning		9,337,909	4,346,906
Net assets, ending		$13,287,343	$9,337,909

Units sold		3,519,111	4,106,931
Units redeemed		(3,006,895)	(2,274,396)
Net increase (decrease)		512,216	1,832,535
Units outstanding, beginning		4,669,669	2,837,134
Units outstanding, ending		5,181,885	4,669,669

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$21,187,377
Cost of units redeemed/account charges			(12,792,933)
Net investment income (loss)			(159,774)
Net realized gain (loss)			1,761,294
Realized gain distributions			4,993,773
Net change in unrealized appreciation (depreciation)			(1,702,394)
Net assets			$13,287,343

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.56	5,182	$13,287	1.25%	28.2%	12/31/2021	$2.60	0	$0	1.00%	28.5%	12/31/2021	$2.63	0	$0	0.75%	28.9%
12/31/2020	2.00	4,670	9,338	1.25%	30.5%	12/31/2020	2.02	0	0	1.00%	30.8%	12/31/2020	2.04	0	0	0.75%	31.2%
12/31/2019	1.53	2,837	4,347	1.25%	28.0%	12/31/2019	1.54	0	0	1.00%	28.4%	12/31/2019	1.56	0	0	0.75%	28.7%
12/31/2018	1.20	1,359	1,626	1.25%	-5.7%	12/31/2018	1.20	0	0	1.00%	-5.5%	12/31/2018	1.21	0	0	0.75%	-5.2%
12/31/2017	1.27	570	724	1.25%	28.1%	12/31/2017	1.27	0	0	1.00%	28.4%	12/31/2017	1.28	0	0	0.75%	28.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.66	0	$0	0.50%	29.2%	12/31/2021	$2.70	0	$0	0.25%	29.5%	12/31/2021	$2.73	0	$0	0.00%	29.8%
12/31/2020	2.06	0	0	0.50%	31.5%	12/31/2020	2.08	0	0	0.25%	31.8%	12/31/2020	2.10	0	0	0.00%	32.2%
12/31/2019	1.57	0	0	0.50%	29.0%	12/31/2019	1.58	0	0	0.25%	29.3%	12/31/2019	1.59	0	0	0.00%	29.7%
12/31/2018	1.22	0	0	0.50%	-5.0%	12/31/2018	1.22	0	0	0.25%	-4.8%	12/31/2018	1.23	0	0	0.00%	-4.5%
12/31/2017	1.28	0	0	0.50%	29.1%	12/31/2017	1.28	0	0	0.25%	29.4%	12/31/2017	1.29	0	0	0.00%	29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.4%
2019	0.8%
2018	1.0%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,018,959	$969,274	41,665
Receivables: investments sold	-
Payables: investments purchased	(24,820)
Net assets	$994,139

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$994,139	619,324	$1.61
Band 100	-	-	1.63
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.71
Total	$994,139	619,324

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$27,830
Mortality & expense charges			(26,842)
Net investment income (loss)			988

Gain (loss) on investments:
Net realized gain (loss)			401,522
Realized gain distributions			154,745
Net change in unrealized appreciation (depreciation)			(41,089)
Net gain (loss)			515,178

Increase (decrease) in net assets from operations			$516,166

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$988	$11,473
Net realized gain (loss)		401,522	(69,175)
Realized gain distributions		154,745	-
Net change in unrealized appreciation (depreciation)		(41,089)	49,238

Increase (decrease) in net assets from operations		516,166	(8,464)

Contract owner transactions:
Proceeds from units sold		480,667	523,133
Cost of units redeemed		(2,257,710)	(557,798)
Account charges		(2,658)	(3,876)
Increase (decrease)		(1,779,701)	(38,541)
Net increase (decrease)		(1,263,535)	(47,005)
Net assets, beginning		2,257,674	2,304,679
Net assets, ending		$994,139	$2,257,674

Units sold		349,778	485,899
Units redeemed		(1,525,890)	(526,575)
Net increase (decrease)		(1,176,112)	(40,676)
Units outstanding, beginning		1,795,436	1,836,112
Units outstanding, ending		619,324	1,795,436

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,564,255
Cost of units redeemed/account charges			(3,192,820)
Net investment income (loss)			30,990
Net realized gain (loss)			306,977
Realized gain distributions			235,052
Net change in unrealized appreciation (depreciation)			49,685
Net assets			$994,139

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	619	$994	1.25%	27.7%	12/31/2021	$1.63	0	$0	1.00%	28.0%	12/31/2021	$1.65	0	$0	0.75%	28.3%
12/31/2020	1.26	1,795	2,258	1.25%	0.2%	12/31/2020	1.27	0	0	1.00%	0.4%	12/31/2020	1.28	0	0	0.75%	0.7%
12/31/2019	1.26	1,836	2,305	1.25%	19.6%	12/31/2019	1.26	0	0	1.00%	19.9%	12/31/2019	1.27	0	0	0.75%	20.2%
12/31/2018	1.05	1,443	1,515	1.25%	-9.9%	12/31/2018	1.06	0	0	1.00%	-9.7%	12/31/2018	1.06	0	0	0.75%	-9.5%
12/31/2017	1.17	36	42	1.25%	18.0%	12/31/2017	1.17	0	0	1.00%	18.3%	12/31/2017	1.17	0	0	0.75%	18.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.67	0	$0	0.50%	28.6%	12/31/2021	$1.69	0	$0	0.25%	28.9%	12/31/2021	$1.71	0	$0	0.00%	29.3%
12/31/2020	1.30	0	0	0.50%	0.9%	12/31/2020	1.31	0	0	0.25%	1.2%	12/31/2020	1.32	0	0	0.00%	1.4%
12/31/2019	1.28	0	0	0.50%	20.5%	12/31/2019	1.29	0	0	0.25%	20.8%	12/31/2019	1.30	0	0	0.00%	21.1%
12/31/2018	1.07	0	0	0.50%	-9.3%	12/31/2018	1.07	0	0	0.25%	-9.0%	12/31/2018	1.08	0	0	0.00%	-8.8%
12/31/2017	1.17	0	0	0.50%	18.9%	12/31/2017	1.18	0	0	0.25%	19.2%	12/31/2017	1.18	0	0	0.00%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	1.6%
2019	1.9%
2018	1.3%
2017	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$461,503	$415,020	11,124
Receivables: investments sold	-
Payables: investments purchased	(176)
Net assets	$461,327

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$461,327	268,620	$1.72
Band 100	-	-	1.74
Band 75	-	-	1.76
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.83
Total	$461,327	268,620

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,848
Mortality & expense charges			(4,833)
Net investment income (loss)			(1,985)

Gain (loss) on investments:
Net realized gain (loss)			12,959
Realized gain distributions			64,579
Net change in unrealized appreciation (depreciation)			18,258
Net gain (loss)			95,796

Increase (decrease) in net assets from operations			$93,811

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,985)	$(706)
Net realized gain (loss)		12,959	(8,917)
Realized gain distributions		64,579	-
Net change in unrealized appreciation (depreciation)		18,258	25,540

Increase (decrease) in net assets from operations		93,811	15,917

Contract owner transactions:
Proceeds from units sold		172,841	52,874
Cost of units redeemed		(76,175)	(31,189)
Account charges		(370)	(5)
Increase (decrease)		96,296	21,680
Net increase (decrease)		190,107	37,597
Net assets, beginning		271,220	233,623
Net assets, ending		$461,327	$271,220

Units sold		113,645	48,134
Units redeemed		(49,237)	(32,931)
Net increase (decrease)		64,408	15,203
Units outstanding, beginning		204,212	189,009
Units outstanding, ending		268,620	204,212

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$496,354
Cost of units redeemed/account charges			(173,341)
Net investment income (loss)			(2,347)
Net realized gain (loss)			(5,436)
Realized gain distributions			99,614
Net change in unrealized appreciation (depreciation)			46,483
Net assets			$461,327

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.72	269	$461	1.25%	29.3%	12/31/2021	$1.74	0	$0	1.00%	29.6%	12/31/2021	$1.76	0	$0	0.75%	30.0%
12/31/2020	1.33	204	271	1.25%	7.4%	12/31/2020	1.34	0	0	1.00%	7.7%	12/31/2020	1.36	0	0	0.75%	8.0%
12/31/2019	1.24	189	234	1.25%	30.4%	12/31/2019	1.25	0	0	1.00%	30.7%	12/31/2019	1.26	0	0	0.75%	31.0%
12/31/2018	0.95	209	198	1.25%	-11.6%	12/31/2018	0.95	0	0	1.00%	-11.4%	12/31/2018	0.96	0	0	0.75%	-11.2%
12/31/2017	1.07	0	0	1.25%	9.7%	12/31/2017	1.08	0	0	1.00%	10.0%	12/31/2017	1.08	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	0	$0	0.50%	30.3%	12/31/2021	$1.81	0	$0	0.25%	30.6%	12/31/2021	$1.83	0	$0	0.00%	30.9%
12/31/2020	1.37	0	0	0.50%	8.3%	12/31/2020	1.38	0	0	0.25%	8.5%	12/31/2020	1.40	0	0	0.00%	8.8%
12/31/2019	1.26	0	0	0.50%	31.4%	12/31/2019	1.27	0	0	0.25%	31.7%	12/31/2019	1.28	0	0	0.00%	32.0%
12/31/2018	0.96	0	0	0.50%	-10.9%	12/31/2018	0.97	0	0	0.25%	-10.7%	12/31/2018	0.97	0	0	0.00%	-10.5%
12/31/2017	1.08	0	0	0.50%	10.6%	12/31/2017	1.08	0	0	0.25%	10.8%	12/31/2017	1.09	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.8%
2019	1.1%
2018	2.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,597,756	$4,378,475	79,728
Receivables: investments sold	15,355
Payables: investments purchased	-
Net assets	$4,613,111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,613,111	3,246,422	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$4,613,111	3,246,422

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16,296
Mortality & expense charges			(66,386)
Net investment income (loss)			(50,090)

Gain (loss) on investments:
Net realized gain (loss)			834,886
Realized gain distributions			777,713
Net change in unrealized appreciation (depreciation)			(404,878)
Net gain (loss)			1,207,721

Increase (decrease) in net assets from operations			$1,157,631

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(50,090)	$(25,339)
Net realized gain (loss)		834,886	(586,851)
Realized gain distributions		777,713	-
Net change in unrealized appreciation (depreciation)		(404,878)	640,997

Increase (decrease) in net assets from operations		1,157,631	28,807

Contract owner transactions:
Proceeds from units sold		1,943,456	3,360,171
Cost of units redeemed		(3,639,500)	(2,505,847)
Account charges		(9,146)	(6,137)
Increase (decrease)		(1,705,190)	848,187
Net increase (decrease)		(547,559)	876,994
Net assets, beginning		5,160,670	4,283,676
Net assets, ending		$4,613,111	$5,160,670

Units sold		1,449,437	3,587,335
Units redeemed		(2,747,458)	(2,844,474)
Net increase (decrease)		(1,298,021)	742,861
Units outstanding, beginning		4,544,443	3,801,582
Units outstanding, ending		3,246,422	4,544,443

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,588,313
Cost of units redeemed/account charges			(10,511,931)
Net investment income (loss)			(121,610)
Net realized gain (loss)			(148,701)
Realized gain distributions			1,587,759
Net change in unrealized appreciation (depreciation)			219,281
Net assets			$4,613,111

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	3,246	$4,613	1.25%	25.1%	12/31/2021	$1.44	0	$0	1.00%	25.4%	12/31/2021	$1.46	0	$0	0.75%	25.8%
12/31/2020	1.14	4,544	5,161	1.25%	0.8%	12/31/2020	1.15	0	0	1.00%	1.0%	12/31/2020	1.16	0	0	0.75%	1.3%
12/31/2019	1.13	3,802	4,284	1.25%	21.7%	12/31/2019	1.14	0	0	1.00%	22.0%	12/31/2019	1.14	0	0	0.75%	22.3%
12/31/2018	0.93	4,476	4,146	1.25%	-15.1%	12/31/2018	0.93	0	0	1.00%	-14.9%	12/31/2018	0.94	0	0	0.75%	-14.7%
12/31/2017	1.09	2,220	2,422	1.25%	11.0%	12/31/2017	1.09	0	0	1.00%	11.3%	12/31/2017	1.10	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	26.1%	12/31/2021	$1.49	0	$0	0.25%	26.4%	12/31/2021	$1.51	0	$0	0.00%	26.7%
12/31/2020	1.17	0	0	0.50%	1.5%	12/31/2020	1.18	0	0	0.25%	1.8%	12/31/2020	1.19	0	0	0.00%	2.0%
12/31/2019	1.15	0	0	0.50%	22.6%	12/31/2019	1.16	0	0	0.25%	22.9%	12/31/2019	1.17	0	0	0.00%	23.2%
12/31/2018	0.94	0	0	0.50%	-14.5%	12/31/2018	0.95	0	0	0.25%	-14.2%	12/31/2018	0.95	0	0	0.00%	-14.0%
12/31/2017	1.10	0	0	0.50%	11.8%	12/31/2017	1.10	0	0	0.25%	12.1%	12/31/2017	1.11	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.6%
2019	0.9%
2018	0.6%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$854,446	$952,389	13,928
Receivables: investments sold	235
Payables: investments purchased	-
Net assets	$854,681

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$854,681	447,701	$1.91
Band 100	-	-	1.93
Band 75	-	-	1.95
Band 50	-	-	1.97
Band 25	-	-	2.00
Band 0	-	-	2.02
Total	$854,681	447,701

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,408
Mortality & expense charges			(6,731)
Net investment income (loss)			(323)

Gain (loss) on investments:
Net realized gain (loss)			77,441
Realized gain distributions			170,512
Net change in unrealized appreciation (depreciation)			(137,603)
Net gain (loss)			110,350

Increase (decrease) in net assets from operations			$110,027

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(323)	$(608)
Net realized gain (loss)		77,441	3,392
Realized gain distributions		170,512	9,940
Net change in unrealized appreciation (depreciation)		(137,603)	25,924

Increase (decrease) in net assets from operations		110,027	38,648

Contract owner transactions:
Proceeds from units sold		735,673	74,189
Cost of units redeemed		(272,770)	(34,129)
Account charges		-	(90)
Increase (decrease)		462,903	39,970
Net increase (decrease)		572,930	78,618
Net assets, beginning		281,751	203,133
Net assets, ending		$854,681	$281,751

Units sold		413,735	55,981
Units redeemed		(154,886)	(26,192)
Net increase (decrease)		258,849	29,789
Units outstanding, beginning		188,852	159,063
Units outstanding, ending		447,701	188,852

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,425,207
Cost of units redeemed/account charges			(753,485)
Net investment income (loss)			741
Net realized gain (loss)			82,305
Realized gain distributions			197,856
Net change in unrealized appreciation (depreciation)			(97,943)
Net assets			$854,681

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.91	448	$855	1.25%	28.0%	12/31/2021	$1.93	0	$0	1.00%	28.3%	12/31/2021	$1.95	0	$0	0.75%	28.6%
12/31/2020	1.49	189	282	1.25%	16.8%	12/31/2020	1.51	0	0	1.00%	17.1%	12/31/2020	1.52	0	0	0.75%	17.4%
12/31/2019	1.28	159	203	1.25%	24.3%	12/31/2019	1.29	0	0	1.00%	24.6%	12/31/2019	1.29	0	0	0.75%	24.9%
12/31/2018	1.03	432	443	1.25%	-7.6%	12/31/2018	1.03	0	0	1.00%	-7.4%	12/31/2018	1.04	0	0	0.75%	-7.1%
12/31/2017	1.11	0	0	1.25%	11.2%	12/31/2017	1.11	0	0	1.00%	11.3%	12/31/2017	1.11	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	0	$0	0.50%	28.9%	12/31/2021	$2.00	0	$0	0.25%	29.2%	12/31/2021	$2.02	0	$0	0.00%	29.6%
12/31/2020	1.53	0	0	0.50%	17.7%	12/31/2020	1.55	0	0	0.25%	18.0%	12/31/2020	1.56	0	0	0.00%	18.3%
12/31/2019	1.30	0	0	0.50%	25.3%	12/31/2019	1.31	0	0	0.25%	25.6%	12/31/2019	1.32	0	0	0.00%	25.9%
12/31/2018	1.04	0	0	0.50%	-6.9%	12/31/2018	1.04	0	0	0.25%	-6.7%	12/31/2018	1.05	0	0	0.00%	-6.4%
12/31/2017	1.12	0	0	0.50%	11.6%	12/31/2017	1.12	0	0	0.25%	11.7%	12/31/2017	1.12	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	0.9%
2019	2.4%
2018	1.8%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Emerging Markets Equity Fund R6 Class - 06-3GG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,187	$1,293	40
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$1,196

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,196	896	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$1,196	896

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11
Mortality & expense charges			(64)
Net investment income (loss)			(53)

Gain (loss) on investments:
Net realized gain (loss)			4,954
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,328)
Net gain (loss)			626

Increase (decrease) in net assets from operations			$573

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(53)	$(81)
Net realized gain (loss)		4,954	202
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,328)	4,222

Increase (decrease) in net assets from operations		573	4,343

Contract owner transactions:
Proceeds from units sold		1,779	12,602
Cost of units redeemed		(16,018)	(2,004)
Account charges		(12)	(67)
Increase (decrease)		(14,251)	10,531
Net increase (decrease)		(13,678)	14,874
Net assets, beginning		14,874	-
Net assets, ending		$1,196	$14,874

Units sold		1,219	12,462
Units redeemed		(11,065)	(1,720)
Net increase (decrease)		(9,846)	10,742
Units outstanding, beginning		10,742	-
Units outstanding, ending		896	10,742

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,381
Cost of units redeemed/account charges			(18,101)
Net investment income (loss)			(134)
Net realized gain (loss)			5,156
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(106)
Net assets			$1,196

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	1	$1	1.25%	-3.6%	12/31/2021	$1.35	0	$0	1.00%	-3.4%	12/31/2021	$1.36	0	$0	0.75%	-3.2%
12/31/2020	1.38	11	15	1.25%	29.4%	12/31/2020	1.39	0	0	1.00%	29.7%	12/31/2020	1.40	0	0	0.75%	30.0%
12/31/2019	1.07	0	0	1.25%	24.5%	12/31/2019	1.07	0	0	1.00%	24.8%	12/31/2019	1.08	0	0	0.75%	25.1%
12/31/2018	0.86	0	0	1.25%	-14.0%	12/31/2018	0.86	0	0	1.00%	-13.9%	12/31/2018	0.86	0	0	0.75%	-13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	0.50%	-2.9%	12/31/2021	$1.38	0	$0	0.25%	-2.7%	12/31/2021	$1.39	0	$0	0.00%	-2.4%
12/31/2020	1.41	0	0	0.50%	30.3%	12/31/2020	1.42	0	0	0.25%	30.7%	12/31/2020	1.43	0	0	0.00%	31.0%
12/31/2019	1.08	0	0	0.50%	25.4%	12/31/2019	1.09	0	0	0.25%	25.7%	12/31/2019	1.09	0	0	0.00%	26.1%
12/31/2018	0.86	0	0	0.50%	-13.7%	12/31/2018	0.86	0	0	0.25%	-13.6%	12/31/2018	0.86	0	0	0.00%	-13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.6%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs SmCp Eq Insts R6 Class - 06-46M (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	1.25%	22.3%	12/31/2021	$1.45	0	$0	1.00%	22.7%	12/31/2021	$1.46	0	$0	0.75%	23.0%
12/31/2020	1.18	0	0	1.25%	5.6%	12/31/2020	1.18	0	0	1.00%	5.9%	12/31/2020	1.18	0	0	0.75%	6.2%
12/31/2019	1.11	0	0	1.25%	11.3%	12/31/2019	1.11	0	0	1.00%	11.4%	12/31/2019	1.12	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	0.50%	23.3%	12/31/2021	$1.47	0	$0	0.25%	23.6%	12/31/2021	$1.48	0	$0	0.00%	23.9%
12/31/2020	1.19	0	0	0.50%	6.4%	12/31/2020	1.19	0	0	0.25%	6.7%	12/31/2020	1.20	0	0	0.00%	7.0%
12/31/2019	1.12	0	0	0.50%	11.6%	12/31/2019	1.12	0	0	0.25%	11.7%	12/31/2019	1.12	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Core Fixed Income Fund R Class - 06-4PV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,631,392	$7,829,063	699,884
Receivables: investments sold	-
Payables: investments purchased	(9,653)
Net assets	$7,621,739

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,621,739	7,793,835	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$7,621,739	7,793,835

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$142,700
Mortality & expense charges			(92,631)
Net investment income (loss)			50,069

Gain (loss) on investments:
Net realized gain (loss)			(23,433)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(197,671)
Net gain (loss)			(221,104)

Increase (decrease) in net assets from operations			$(171,035)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,069	$-
Net realized gain (loss)		(23,433)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(197,671)	-

Increase (decrease) in net assets from operations		(171,035)	-

Contract owner transactions:
Proceeds from units sold		9,389,155	-
Cost of units redeemed		(1,595,917)	-
Account charges		(464)	-
Increase (decrease)		7,792,774	-
Net increase (decrease)		7,621,739	-
Net assets, beginning		-	-
Net assets, ending		$7,621,739	$-

Units sold		9,416,335	-
Units redeemed		(1,622,500)	-
Net increase (decrease)		7,793,835	-
Units outstanding, beginning		-	-
Units outstanding, ending		7,793,835	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,389,155
Cost of units redeemed/account charges			(1,596,381)
Net investment income (loss)			50,069
Net realized gain (loss)			(23,433)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(197,671)
Net assets			$7,621,739

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	7,794	$7,622	1.25%	-3.0%	12/31/2021	$0.98	0	$0	1.00%	-2.8%	12/31/2021	$0.98	0	$0	0.75%	-2.5%
12/31/2020	1.01	0	0	1.25%	0.8%	12/31/2020	1.01	0	0	1.00%	0.9%	12/31/2020	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-2.3%	12/31/2021	$0.99	0	$0	0.25%	-2.0%	12/31/2021	$0.99	0	$0	0.00%	-1.8%
12/31/2020	1.01	0	0	0.50%	1.0%	12/31/2020	1.01	0	0	0.25%	1.0%	12/31/2020	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.7%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Mid Gr R6 Retirement Class - 06-4NP (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	1.25%	6.7%	12/31/2021	$1.46	0	$0	1.00%	7.0%	12/31/2021	$1.47	0	$0	0.75%	7.3%
12/31/2020	1.37	0	0	1.25%	36.8%	12/31/2020	1.37	0	0	1.00%	36.9%	12/31/2020	1.37	0	0	0.75%	37.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	7.5%	12/31/2021	$1.48	0	$0	0.25%	7.8%	12/31/2021	$1.49	0	$0	0.00%	8.1%
12/31/2020	1.37	0	0	0.50%	37.3%	12/31/2020	1.37	0	0	0.25%	37.5%	12/31/2020	1.38	0	0	0.00%	37.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Growth Opportunities Fund Service Class - 06-729

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,910	$93,780	6,561
Receivables: investments sold	44
Payables: investments purchased	-
Net assets	$81,954

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,954	23,945	$3.42
Band 100	-	-	3.50
Band 75	-	-	3.58
Band 50	-	-	3.67
Band 25	-	-	3.75
Band 0	-	-	3.84
Total	$81,954	23,945

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,176)
Net investment income (loss)			(1,176)

Gain (loss) on investments:
Net realized gain (loss)			(145)
Realized gain distributions			16,265
Net change in unrealized appreciation (depreciation)			(6,544)
Net gain (loss)			9,576

Increase (decrease) in net assets from operations			$8,400

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,176)	$(811)
Net realized gain (loss)		(145)	(1,257)
Realized gain distributions		16,265	18,814
Net change in unrealized appreciation (depreciation)		(6,544)	8,301

Increase (decrease) in net assets from operations		8,400	25,047

Contract owner transactions:
Proceeds from units sold		9,863	8,918
Cost of units redeemed		(21,213)	(4,965)
Account charges		(10)	(36)
Increase (decrease)		(11,360)	3,917
Net increase (decrease)		(2,960)	28,964
Net assets, beginning		84,914	55,950
Net assets, ending		$81,954	$84,914

Units sold		3,022	5,023
Units redeemed		(6,303)	(3,325)
Net increase (decrease)		(3,281)	1,698
Units outstanding, beginning		27,226	25,528
Units outstanding, ending		23,945	27,226

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$443,587
Cost of units redeemed/account charges			(433,626)
Net investment income (loss)			(9,139)
Net realized gain (loss)			(47,035)
Realized gain distributions			140,037
Net change in unrealized appreciation (depreciation)			(11,870)
Net assets			$81,954

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.42	24	$82	1.25%	9.7%	12/31/2021	$3.50	0	$0	1.00%	10.0%	12/31/2021	$3.58	0	$0	0.75%	10.3%
12/31/2020	3.12	27	85	1.25%	42.3%	12/31/2020	3.18	0	0	1.00%	42.7%	12/31/2020	3.25	0	0	0.75%	43.0%
12/31/2019	2.19	26	56	1.25%	32.4%	12/31/2019	2.23	0	0	1.00%	32.7%	12/31/2019	2.27	0	0	0.75%	33.1%
12/31/2018	1.66	36	60	1.25%	-6.6%	12/31/2018	1.68	0	0	1.00%	-6.4%	12/31/2018	1.71	0	0	0.75%	-6.2%
12/31/2017	1.77	82	145	1.25%	25.0%	12/31/2017	1.80	0	0	1.00%	25.4%	12/31/2017	1.82	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.67	0	$0	0.50%	10.6%	12/31/2021	$3.75	0	$0	0.25%	10.8%	12/31/2021	$3.84	0	$0	0.00%	11.1%
12/31/2020	3.31	0	0	0.50%	43.4%	12/31/2020	3.38	0	0	0.25%	43.7%	12/31/2020	3.45	0	0	0.00%	44.1%
12/31/2019	2.31	0	0	0.50%	33.4%	12/31/2019	2.35	0	0	0.25%	33.7%	12/31/2019	2.40	0	0	0.00%	34.1%
12/31/2018	1.73	0	0	0.50%	-5.9%	12/31/2018	1.76	0	0	0.25%	-5.7%	12/31/2018	1.79	0	0	0.00%	-5.4%
12/31/2017	1.84	0	0	0.50%	26.0%	12/31/2017	1.87	0	0	0.25%	26.3%	12/31/2017	1.89	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Growth Opportunities Fund Investor Class - 06-727

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$180,011	$182,591	10,546
Receivables: investments sold	232
Payables: investments purchased	-
Net assets	$180,243

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,203	20,075	$3.55
Band 100	-	-	3.63
Band 75	-	-	3.71
Band 50	-	-	3.80
Band 25	-	-	3.89
Band 0	109,040	27,429	3.98
Total	$180,243	47,504

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(860)
Net investment income (loss)			(860)

Gain (loss) on investments:
Net realized gain (loss)			2,380
Realized gain distributions			27,653
Net change in unrealized appreciation (depreciation)			(12,116)
Net gain (loss)			17,917

Increase (decrease) in net assets from operations			$17,057

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(860)	$(74)
Net realized gain (loss)		2,380	(425,335)
Realized gain distributions		27,653	16,048
Net change in unrealized appreciation (depreciation)		(12,116)	533,508

Increase (decrease) in net assets from operations		17,057	124,147

Contract owner transactions:
Proceeds from units sold		36,965	140,957
Cost of units redeemed		(12,285)	(2,860,373)
Account charges		(334)	(91)
Increase (decrease)		24,346	(2,719,507)
Net increase (decrease)		41,403	(2,595,360)
Net assets, beginning		138,840	2,734,200
Net assets, ending		$180,243	$138,840

Units sold		10,433	51,441
Units redeemed		(3,545)	(1,121,177)
Net increase (decrease)		6,888	(1,069,736)
Units outstanding, beginning		40,616	1,110,352
Units outstanding, ending		47,504	40,616

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$17,157,100
Cost of units redeemed/account charges			(18,738,453)
Net investment income (loss)			(176,940)
Net realized gain (loss)			(1,474,073)
Realized gain distributions			3,415,189
Net change in unrealized appreciation (depreciation)			(2,580)
Net assets			$180,243

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.55	20	$71	1.25%	10.2%	12/31/2021	$3.63	0	$0	1.00%	10.5%	12/31/2021	$3.71	0	$0	0.75%	10.8%
12/31/2020	3.22	17	55	1.25%	42.8%	12/31/2020	3.28	0	0	1.00%	43.2%	12/31/2020	3.35	0	0	0.75%	43.5%
12/31/2019	2.25	2	4	1.25%	33.0%	12/31/2019	2.29	0	0	1.00%	33.4%	12/31/2019	2.33	0	0	0.75%	33.7%
12/31/2018	1.69	212	360	1.25%	-6.3%	12/31/2018	1.72	0	0	1.00%	-6.0%	12/31/2018	1.75	0	0	0.75%	-5.8%
12/31/2017	1.81	837	1,513	1.25%	25.5%	12/31/2017	1.83	0	0	1.00%	25.8%	12/31/2017	1.85	0	0	0.75%	26.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.80	0	$0	0.50%	11.1%	12/31/2021	$3.89	0	$0	0.25%	11.3%	12/31/2021	$3.98	27	$109	0.00%	11.6%
12/31/2020	3.42	0	0	0.50%	43.9%	12/31/2020	3.49	0	0	0.25%	44.3%	12/31/2020	3.56	24	84	0.00%	44.6%
12/31/2019	2.38	0	0	0.50%	34.0%	12/31/2019	2.42	0	0	0.25%	34.4%	12/31/2019	2.46	1,108	2,730	0.00%	34.7%
12/31/2018	1.77	0	0	0.50%	-5.6%	12/31/2018	1.80	0	0	0.25%	-5.3%	12/31/2018	1.83	1,073	1,961	0.00%	-5.1%
12/31/2017	1.88	0	0	0.50%	26.4%	12/31/2017	1.90	0	0	0.25%	26.8%	12/31/2017	1.93	1,012	1,949	0.00%	27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,769	$5,590	481
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$5,772

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,772	4,950	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$5,772	4,950

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$88
Mortality & expense charges			(70)
Net investment income (loss)			18

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			115
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			118

Increase (decrease) in net assets from operations			$136

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18	$13
Net realized gain (loss)		3	-
Realized gain distributions		115	77
Net change in unrealized appreciation (depreciation)		-	179

Increase (decrease) in net assets from operations		136	269

Contract owner transactions:
Proceeds from units sold		283	5,084
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		283	5,084
Net increase (decrease)		419	5,353
Net assets, beginning		5,353	-
Net assets, ending		$5,772	$5,353

Units sold		243	4,707
Units redeemed		-	-
Net increase (decrease)		243	4,707
Units outstanding, beginning		4,707	-
Units outstanding, ending		4,950	4,707

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,367
Cost of units redeemed/account charges			-
Net investment income (loss)			31
Net realized gain (loss)			3
Realized gain distributions			192
Net change in unrealized appreciation (depreciation)			179
Net assets			$5,772

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	5	$6	1.25%	2.5%	12/31/2021	$1.18	0	$0	1.00%	2.8%	12/31/2021	$1.18	0	$0	0.75%	3.0%
12/31/2020	1.14	5	5	1.25%	5.6%	12/31/2020	1.14	0	0	1.00%	5.9%	12/31/2020	1.15	0	0	0.75%	6.1%
12/31/2019	1.08	0	0	1.25%	9.4%	12/31/2019	1.08	0	0	1.00%	9.6%	12/31/2019	1.08	0	0	0.75%	9.9%
12/31/2018	0.98	0	0	1.25%	-1.5%	12/31/2018	0.99	0	0	1.00%	-1.5%	12/31/2018	0.99	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	0	$0	0.50%	3.3%	12/31/2021	$1.20	0	$0	0.25%	3.6%	12/31/2021	$1.21	0	$0	0.00%	3.8%
12/31/2020	1.16	0	0	0.50%	6.4%	12/31/2020	1.16	0	0	0.25%	6.7%	12/31/2020	1.17	0	0	0.00%	6.9%
12/31/2019	1.09	0	0	0.50%	10.2%	12/31/2019	1.09	0	0	0.25%	10.5%	12/31/2019	1.09	0	0	0.00%	10.7%
12/31/2018	0.99	0	0	0.50%	-1.4%	12/31/2018	0.99	0	0	0.25%	-1.4%	12/31/2018	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	2.7%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Defensive Market Strategies Fund Inv Class - 06-3MX (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	1.25%	10.4%	12/31/2021	$1.36	0	$0	1.00%	10.7%	12/31/2021	$1.37	0	$0	0.75%	11.0%
12/31/2020	1.22	0	0	1.25%	8.5%	12/31/2020	1.23	0	0	1.00%	8.8%	12/31/2020	1.24	0	0	0.75%	9.0%
12/31/2019	1.13	0	0	1.25%	17.9%	12/31/2019	1.13	0	0	1.00%	18.2%	12/31/2019	1.13	0	0	0.75%	18.5%
12/31/2018	0.96	0	0	1.25%	-4.4%	12/31/2018	0.96	0	0	1.00%	-4.4%	12/31/2018	0.96	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	0.50%	11.2%	12/31/2021	$1.39	0	$0	0.25%	11.5%	12/31/2021	$1.40	0	$0	0.00%	11.8%
12/31/2020	1.24	0	0	0.50%	9.3%	12/31/2020	1.25	0	0	0.25%	9.6%	12/31/2020	1.26	0	0	0.00%	9.9%
12/31/2019	1.14	0	0	0.50%	18.8%	12/31/2019	1.14	0	0	0.25%	19.1%	12/31/2019	1.14	0	0	0.00%	19.4%
12/31/2018	0.96	0	0	0.50%	-4.4%	12/31/2018	0.96	0	0	0.25%	-4.3%	12/31/2018	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$595	$562	43
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$595

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$595	421	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$595	421

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$15
Mortality & expense charges			(5)
Net investment income (loss)			10

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			22
Net change in unrealized appreciation (depreciation)			3
Net gain (loss)			26

Increase (decrease) in net assets from operations			$36

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10	$-
Net realized gain (loss)		1	54
Realized gain distributions		22	8
Net change in unrealized appreciation (depreciation)		3	30

Increase (decrease) in net assets from operations		36	92

Contract owner transactions:
Proceeds from units sold		301	678
Cost of units redeemed		-	(512)
Account charges		-	-
Increase (decrease)		301	166
Net increase (decrease)		337	258
Net assets, beginning		258	-
Net assets, ending		$595	$258

Units sold		220	666
Units redeemed		-	(465)
Net increase (decrease)		220	201
Units outstanding, beginning		201	-
Units outstanding, ending		421	201

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$979
Cost of units redeemed/account charges			(512)
Net investment income (loss)			10
Net realized gain (loss)			55
Realized gain distributions			30
Net change in unrealized appreciation (depreciation)			33
Net assets			$595

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$1	1.25%	10.2%	12/31/2021	$1.42	0	$0	1.00%	10.5%	12/31/2021	$1.43	0	$0	0.75%	10.7%
12/31/2020	1.28	0	0	1.25%	11.6%	12/31/2020	1.29	0	0	1.00%	11.8%	12/31/2020	1.30	0	0	0.75%	12.1%
12/31/2019	1.15	0	0	1.25%	20.8%	12/31/2019	1.15	0	0	1.00%	21.1%	12/31/2019	1.16	0	0	0.75%	21.4%
12/31/2018	0.95	0	0	1.25%	-4.9%	12/31/2018	0.95	0	0	1.00%	-4.9%	12/31/2018	0.95	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	0.50%	11.0%	12/31/2021	$1.46	0	$0	0.25%	11.3%	12/31/2021	$1.47	0	$0	0.00%	11.6%
12/31/2020	1.30	0	0	0.50%	12.4%	12/31/2020	1.31	0	0	0.25%	12.7%	12/31/2020	1.32	0	0	0.00%	13.0%
12/31/2019	1.16	0	0	0.50%	21.7%	12/31/2019	1.16	0	0	0.25%	22.0%	12/31/2019	1.17	0	0	0.00%	22.3%
12/31/2018	0.95	0	0	0.50%	-4.8%	12/31/2018	0.95	0	0	0.25%	-4.8%	12/31/2018	0.95	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.5%
2020	1.6%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,759	$40,971	3,886
Receivables: investments sold	52
Payables: investments purchased	-
Net assets	$44,811

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,811	35,055	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$44,811	35,055

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,463
Mortality & expense charges			(440)
Net investment income (loss)			1,023

Gain (loss) on investments:
Net realized gain (loss)			21
Realized gain distributions			1,249
Net change in unrealized appreciation (depreciation)			5,798
Net gain (loss)			7,068

Increase (decrease) in net assets from operations			$8,091

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,023	$177
Net realized gain (loss)		21	(45)
Realized gain distributions		1,249	177
Net change in unrealized appreciation (depreciation)		5,798	(1,780)

Increase (decrease) in net assets from operations		8,091	(1,471)

Contract owner transactions:
Proceeds from units sold		12,145	224
Cost of units redeemed		-	-
Account charges		(72)	(54)
Increase (decrease)		12,073	170
Net increase (decrease)		20,164	(1,301)
Net assets, beginning		24,647	25,948
Net assets, ending		$44,811	$24,647

Units sold		10,369	246
Units redeemed		(62)	(61)
Net increase (decrease)		10,307	185
Units outstanding, beginning		24,748	24,563
Units outstanding, ending		35,055	24,748

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$37,017
Cost of units redeemed/account charges			(158)
Net investment income (loss)			2,325
Net realized gain (loss)			(22)
Realized gain distributions			1,861
Net change in unrealized appreciation (depreciation)			3,788
Net assets			$44,811

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	35	$45	1.25%	28.4%	12/31/2021	$1.29	0	$0	1.00%	28.7%	12/31/2021	$1.29	0	$0	0.75%	29.0%
12/31/2020	1.00	25	25	1.25%	-5.7%	12/31/2020	1.00	0	0	1.00%	-5.5%	12/31/2020	1.00	0	0	0.75%	-5.2%
12/31/2019	1.06	25	26	1.25%	5.6%	12/31/2019	1.06	0	0	1.00%	5.8%	12/31/2019	1.06	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	0.50%	29.3%	12/31/2021	$1.31	0	$0	0.25%	29.6%	12/31/2021	$1.32	0	$0	0.00%	30.0%
12/31/2020	1.01	0	0	0.50%	-5.0%	12/31/2020	1.01	0	0	0.25%	-4.8%	12/31/2020	1.02	0	0	0.00%	-4.5%
12/31/2019	1.06	0	0	0.50%	6.1%	12/31/2019	1.06	0	0	0.25%	6.2%	12/31/2019	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.2%
2020	1.8%
2019	9.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,314	$17,645	1,904
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$20,317

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,317	16,106	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$20,317	16,106

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$153
Mortality & expense charges			(269)
Net investment income (loss)			(116)

Gain (loss) on investments:
Net realized gain (loss)			76
Realized gain distributions			2,265
Net change in unrealized appreciation (depreciation)			(2,873)
Net gain (loss)			(532)

Increase (decrease) in net assets from operations			$(648)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(116)	$(16)
Net realized gain (loss)		76	19
Realized gain distributions		2,265	-
Net change in unrealized appreciation (depreciation)		(2,873)	3,560

Increase (decrease) in net assets from operations		(648)	3,563

Contract owner transactions:
Proceeds from units sold		214	166
Cost of units redeemed		-	-
Account charges		(53)	(41)
Increase (decrease)		161	125
Net increase (decrease)		(487)	3,688
Net assets, beginning		20,804	17,116
Net assets, ending		$20,317	$20,804

Units sold		160	159
Units redeemed		(40)	(39)
Net increase (decrease)		120	120
Units outstanding, beginning		15,986	15,866
Units outstanding, ending		16,106	15,986

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,170
Cost of units redeemed/account charges			(114)
Net investment income (loss)			228
Net realized gain (loss)			99
Realized gain distributions			2,265
Net change in unrealized appreciation (depreciation)			2,669
Net assets			$20,317

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	16	$20	1.25%	-3.1%	12/31/2021	$1.27	0	$0	1.00%	-2.8%	12/31/2021	$1.28	0	$0	0.75%	-2.6%
12/31/2020	1.30	16	21	1.25%	20.6%	12/31/2020	1.31	0	0	1.00%	20.9%	12/31/2020	1.31	0	0	0.75%	21.2%
12/31/2019	1.08	16	17	1.25%	7.9%	12/31/2019	1.08	0	0	1.00%	8.0%	12/31/2019	1.08	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	-2.3%	12/31/2021	$1.29	0	$0	0.25%	-2.1%	12/31/2021	$1.30	0	$0	0.00%	-1.8%
12/31/2020	1.32	0	0	0.50%	21.5%	12/31/2020	1.32	0	0	0.25%	21.8%	12/31/2020	1.33	0	0	0.00%	22.2%
12/31/2019	1.08	0	0	0.50%	8.3%	12/31/2019	1.08	0	0	0.25%	8.4%	12/31/2019	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	1.0%
2019	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds International Equity Fund Advisor Class - 06-43G (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	1.25%	8.3%	12/31/2021	$1.24	0	$0	1.00%	8.5%	12/31/2021	$1.24	0	$0	0.75%	8.8%
12/31/2020	1.13	0	0	1.25%	6.5%	12/31/2020	1.14	0	0	1.00%	6.7%	12/31/2020	1.14	0	0	0.75%	7.0%
12/31/2019	1.06	0	0	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	0	$0	0.50%	9.1%	12/31/2021	$1.26	0	$0	0.25%	9.3%	12/31/2021	$1.27	0	$0	0.00%	9.6%
12/31/2020	1.15	0	0	0.50%	7.3%	12/31/2020	1.15	0	0	0.25%	7.5%	12/31/2020	1.16	0	0	0.00%	7.8%
12/31/2019	1.07	0	0	0.50%	6.9%	12/31/2019	1.07	0	0	0.25%	7.1%	12/31/2019	1.07	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Value Equity Fund Institutional Class - 06-43M

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,904	$17,730	791
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$16,915

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,915	12,283	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$16,915	12,283

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$313
Mortality & expense charges			(110)
Net investment income (loss)			203

Gain (loss) on investments:
Net realized gain (loss)			(562)
Realized gain distributions			1,604
Net change in unrealized appreciation (depreciation)			(826)
Net gain (loss)			216

Increase (decrease) in net assets from operations			$419

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$203	$-
Net realized gain (loss)		(562)	-
Realized gain distributions		1,604	-
Net change in unrealized appreciation (depreciation)		(826)	-

Increase (decrease) in net assets from operations		419	-

Contract owner transactions:
Proceeds from units sold		48,633	-
Cost of units redeemed		(32,137)	-
Account charges		-	-
Increase (decrease)		16,496	-
Net increase (decrease)		16,915	-
Net assets, beginning		-	-
Net assets, ending		$16,915	$-

Units sold		37,296	-
Units redeemed		(25,013)	-
Net increase (decrease)		12,283	-
Units outstanding, beginning		-	-
Units outstanding, ending		12,283	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$48,633
Cost of units redeemed/account charges			(32,137)
Net investment income (loss)			203
Net realized gain (loss)			(562)
Realized gain distributions			1,604
Net change in unrealized appreciation (depreciation)			(826)
Net assets			$16,915

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	12	$17	1.25%	23.1%	12/31/2021	$1.39	0	$0	1.00%	23.4%	12/31/2021	$1.39	0	$0	0.75%	23.7%
12/31/2020	1.12	0	0	1.25%	2.9%	12/31/2020	1.12	0	0	1.00%	3.2%	12/31/2020	1.13	0	0	0.75%	3.4%
12/31/2019	1.09	0	0	1.25%	8.8%	12/31/2019	1.09	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	24.0%	12/31/2021	$1.41	0	$0	0.25%	24.3%	12/31/2021	$1.42	0	$0	0.00%	24.6%
12/31/2020	1.13	0	0	0.50%	3.7%	12/31/2020	1.14	0	0	0.25%	3.9%	12/31/2020	1.14	0	0	0.00%	4.2%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.3%	12/31/2019	1.09	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.7%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$430,653	$448,513	22,046
Receivables: investments sold	133
Payables: investments purchased	-
Net assets	$430,786

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$430,786	287,557	$1.50
Band 100	-	-	1.51
Band 75	-	-	1.52
Band 50	-	-	1.53
Band 25	-	-	1.54
Band 0	-	-	1.55
Total	$430,786	287,557

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$525
Mortality & expense charges			(790)
Net investment income (loss)			(265)

Gain (loss) on investments:
Net realized gain (loss)			(1,431)
Realized gain distributions			27,894
Net change in unrealized appreciation (depreciation)			(17,860)
Net gain (loss)			8,603

Increase (decrease) in net assets from operations			$8,338

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(265)	$-
Net realized gain (loss)		(1,431)	-
Realized gain distributions		27,894	-
Net change in unrealized appreciation (depreciation)		(17,860)	-

Increase (decrease) in net assets from operations		8,338	-

Contract owner transactions:
Proceeds from units sold		432,376	-
Cost of units redeemed		(9,928)	-
Account charges		-	-
Increase (decrease)		422,448	-
Net increase (decrease)		430,786	-
Net assets, beginning		-	-
Net assets, ending		$430,786	$-

Units sold		294,180	-
Units redeemed		(6,623)	-
Net increase (decrease)		287,557	-
Units outstanding, beginning		-	-
Units outstanding, ending		287,557	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$432,376
Cost of units redeemed/account charges			(9,928)
Net investment income (loss)			(265)
Net realized gain (loss)			(1,431)
Realized gain distributions			27,894
Net change in unrealized appreciation (depreciation)			(17,860)
Net assets			$430,786

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	288	$431	1.25%	20.6%	12/31/2021	$1.51	0	$0	1.00%	20.9%	12/31/2021	$1.52	0	$0	0.75%	21.2%
12/31/2020	1.24	0	0	1.25%	18.6%	12/31/2020	1.25	0	0	1.00%	18.9%	12/31/2020	1.25	0	0	0.75%	19.2%
12/31/2019	1.05	0	0	1.25%	4.8%	12/31/2019	1.05	0	0	1.00%	4.9%	12/31/2019	1.05	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	0	$0	0.50%	21.5%	12/31/2021	$1.54	0	$0	0.25%	21.8%	12/31/2021	$1.55	0	$0	0.00%	22.1%
12/31/2020	1.26	0	0	0.50%	19.5%	12/31/2020	1.26	0	0	0.25%	19.8%	12/31/2020	1.27	0	0	0.00%	20.1%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Growth Equity Fund Advisor Class - 06-43F (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.67
Band 100	-	-	1.68
Band 75	-	-	1.70
Band 50	-	-	1.71
Band 25	-	-	1.72
Band 0	-	-	1.73
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.67	0	$0	1.25%	16.2%	12/31/2021	$1.68	0	$0	1.00%	16.5%	12/31/2021	$1.70	0	$0	0.75%	16.8%
12/31/2020	1.44	0	0	1.25%	34.1%	12/31/2020	1.45	0	0	1.00%	34.4%	12/31/2020	1.45	0	0	0.75%	34.7%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	0	$0	0.50%	17.1%	12/31/2021	$1.72	0	$0	0.25%	17.4%	12/31/2021	$1.73	0	$0	0.00%	17.7%
12/31/2020	1.46	0	0	0.50%	35.1%	12/31/2020	1.46	0	0	0.25%	35.4%	12/31/2020	1.47	0	0	0.00%	35.8%
12/31/2019	1.08	0	0	0.50%	7.9%	12/31/2019	1.08	0	0	0.25%	8.0%	12/31/2019	1.08	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Equity Index Fund Advisor Class - 06-3YW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.63
Band 100	-	-	1.64
Band 75	-	-	1.65
Band 50	-	-	1.66
Band 25	-	-	1.67
Band 0	-	-	1.68
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$234
Mortality & expense charges			(466)
Net investment income (loss)			(232)

Gain (loss) on investments:
Net realized gain (loss)			17,088
Realized gain distributions			439
Net change in unrealized appreciation (depreciation)			(7,830)
Net gain (loss)			9,697

Increase (decrease) in net assets from operations			$9,465

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(232)	$127
Net realized gain (loss)		17,088	34
Realized gain distributions		439	358
Net change in unrealized appreciation (depreciation)		(7,830)	5,029

Increase (decrease) in net assets from operations		9,465	5,548

Contract owner transactions:
Proceeds from units sold		354	3,267
Cost of units redeemed		(47,409)	-
Account charges		(317)	(149)
Increase (decrease)		(47,372)	3,118
Net increase (decrease)		(37,907)	8,666
Net assets, beginning		37,907	29,241
Net assets, ending		$-	$37,907

Units sold		245	3,069
Units redeemed		(29,774)	(127)
Net increase (decrease)		(29,529)	2,942
Units outstanding, beginning		29,529	26,587
Units outstanding, ending		-	29,529

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$29,815
Cost of units redeemed/account charges			(47,909)
Net investment income (loss)			15
Net realized gain (loss)			17,127
Realized gain distributions			952
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.63	0	$0	1.25%	26.7%	12/31/2021	$1.64	0	$0	1.00%	27.0%	12/31/2021	$1.65	0	$0	0.75%	27.3%
12/31/2020	1.28	30	38	1.25%	16.7%	12/31/2020	1.29	0	0	1.00%	17.0%	12/31/2020	1.29	0	0	0.75%	17.3%
12/31/2019	1.10	27	29	1.25%	10.0%	12/31/2019	1.10	0	0	1.00%	10.1%	12/31/2019	1.10	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.66	0	$0	0.50%	27.6%	12/31/2021	$1.67	0	$0	0.25%	28.0%	12/31/2021	$1.68	0	$0	0.00%	28.3%
12/31/2020	1.30	0	0	0.50%	17.6%	12/31/2020	1.30	0	0	0.25%	17.9%	12/31/2020	1.31	0	0	0.00%	18.2%
12/31/2019	1.10	0	0	0.50%	10.4%	12/31/2019	1.11	0	0	0.25%	10.6%	12/31/2019	1.11	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.5%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Global Bond Fund Advisor Class - 06-3YY (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	1.25%	-3.5%	12/31/2021	$1.03	0	$0	1.00%	-3.3%	12/31/2021	$1.04	0	$0	0.75%	-3.0%
12/31/2020	1.06	0	0	1.25%	4.0%	12/31/2020	1.06	0	0	1.00%	4.2%	12/31/2020	1.07	0	0	0.75%	4.5%
12/31/2019	1.02	0	0	1.25%	2.0%	12/31/2019	1.02	0	0	1.00%	2.2%	12/31/2019	1.02	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	0.50%	-2.8%	12/31/2021	$1.05	0	$0	0.25%	-2.6%	12/31/2021	$1.06	0	$0	0.00%	-2.3%
12/31/2020	1.07	0	0	0.50%	4.8%	12/31/2020	1.08	0	0	0.25%	5.0%	12/31/2020	1.08	0	0	0.00%	5.3%
12/31/2019	1.02	0	0	0.50%	2.4%	12/31/2019	1.03	0	0	0.25%	2.6%	12/31/2019	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Aggressive Allocation Fund Investor Class - 06-3MT (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.56
Band 0	-	-	1.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	1.25%	13.5%	12/31/2021	$1.52	0	$0	1.00%	13.7%	12/31/2021	$1.53	0	$0	0.75%	14.0%
12/31/2020	1.33	0	0	1.25%	14.1%	12/31/2020	1.34	0	0	1.00%	14.3%	12/31/2020	1.34	0	0	0.75%	14.6%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.17	0	0	1.00%	25.6%	12/31/2019	1.17	0	0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-6.9%	12/31/2018	0.93	0	0	1.00%	-6.8%	12/31/2018	0.93	0	0	0.75%	-6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	0	$0	0.50%	14.3%	12/31/2021	$1.56	0	$0	0.25%	14.6%	12/31/2021	$1.57	0	$0	0.00%	14.9%
12/31/2020	1.35	0	0	0.50%	14.9%	12/31/2020	1.36	0	0	0.25%	15.2%	12/31/2020	1.37	0	0	0.00%	15.5%
12/31/2019	1.18	0	0	0.50%	26.2%	12/31/2019	1.18	0	0	0.25%	26.5%	12/31/2019	1.18	0	0	0.00%	26.9%
12/31/2018	0.93	0	0	0.50%	-6.8%	12/31/2018	0.93	0	0	0.25%	-6.7%	12/31/2018	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Balanced Allocation Fund Investor Class - 06-3MV (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	1.25%	5.6%	12/31/2021	$1.31	0	$0	1.00%	5.9%	12/31/2021	$1.32	0	$0	0.75%	6.1%
12/31/2020	1.23	0	0	1.25%	9.3%	12/31/2020	1.24	0	0	1.00%	9.6%	12/31/2020	1.25	0	0	0.75%	9.8%
12/31/2019	1.13	0	0	1.25%	15.9%	12/31/2019	1.13	0	0	1.00%	16.2%	12/31/2019	1.13	0	0	0.75%	16.5%
12/31/2018	0.97	0	0	1.25%	-2.7%	12/31/2018	0.97	0	0	1.00%	-2.7%	12/31/2018	0.97	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	6.4%	12/31/2021	$1.34	0	$0	0.25%	6.6%	12/31/2021	$1.35	0	$0	0.00%	6.9%
12/31/2020	1.25	0	0	0.50%	10.1%	12/31/2020	1.26	0	0	0.25%	10.4%	12/31/2020	1.27	0	0	0.00%	10.7%
12/31/2019	1.14	0	0	0.50%	16.7%	12/31/2019	1.14	0	0	0.25%	17.0%	12/31/2019	1.14	0	0	0.00%	17.3%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,831	$16,198	1,052
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$15,833

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,833	14,790	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$15,833	14,790

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$282
Mortality & expense charges			(198)
Net investment income (loss)			84

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			25
Net change in unrealized appreciation (depreciation)			(643)
Net gain (loss)			(619)

Increase (decrease) in net assets from operations			$(535)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$84	$170
Net realized gain (loss)		(1)	3
Realized gain distributions		25	396
Net change in unrealized appreciation (depreciation)		(643)	607

Increase (decrease) in net assets from operations		(535)	1,176

Contract owner transactions:
Proceeds from units sold		158	158
Cost of units redeemed		-	-
Account charges		(39)	(39)
Increase (decrease)		119	119
Net increase (decrease)		(416)	1,295
Net assets, beginning		16,249	14,954
Net assets, ending		$15,833	$16,249

Units sold		147	145
Units redeemed		(36)	(36)
Net increase (decrease)		111	109
Units outstanding, beginning		14,679	14,570
Units outstanding, ending		14,790	14,679

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,353
Cost of units redeemed/account charges			(96)
Net investment income (loss)			327
Net realized gain (loss)			2
Realized gain distributions			614
Net change in unrealized appreciation (depreciation)			(367)
Net assets			$15,833

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	15	$16	1.25%	-3.3%	12/31/2021	$1.08	0	$0	1.00%	-3.0%	12/31/2021	$1.08	0	$0	0.75%	-2.8%
12/31/2020	1.11	15	16	1.25%	7.8%	12/31/2020	1.11	0	0	1.00%	8.1%	12/31/2020	1.12	0	0	0.75%	8.4%
12/31/2019	1.03	15	15	1.25%	2.6%	12/31/2019	1.03	0	0	1.00%	2.8%	12/31/2019	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	0	$0	0.50%	-2.6%	12/31/2021	$1.10	0	$0	0.25%	-2.3%	12/31/2021	$1.10	0	$0	0.00%	-2.1%
12/31/2020	1.12	0	0	0.50%	8.7%	12/31/2020	1.12	0	0	0.25%	8.9%	12/31/2020	1.13	0	0	0.00%	9.2%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.2%	12/31/2019	1.03	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	2.3%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor Capital Apprec Ret Retirement Class - 06-49R

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,713	$4,501	36
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$3,714

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,714	1,930	$1.92
Band 100	-	-	1.94
Band 75	-	-	1.95
Band 50	-	-	1.96
Band 25	-	-	1.97
Band 0	-	-	1.98
Total	$3,714	1,930

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(6)
Net investment income (loss)			(6)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			578
Net change in unrealized appreciation (depreciation)			(788)
Net gain (loss)			(210)

Increase (decrease) in net assets from operations			$(216)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6)	$-
Net realized gain (loss)		-	-
Realized gain distributions		578	-
Net change in unrealized appreciation (depreciation)		(788)	-

Increase (decrease) in net assets from operations		(216)	-

Contract owner transactions:
Proceeds from units sold		3,943	-
Cost of units redeemed		(11)	-
Account charges		(2)	-
Increase (decrease)		3,930	-
Net increase (decrease)		3,714	-
Net assets, beginning		-	-
Net assets, ending		$3,714	$-

Units sold		1,931	-
Units redeemed		(1)	-
Net increase (decrease)		1,930	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,930	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,943
Cost of units redeemed/account charges			(13)
Net investment income (loss)			(6)
Net realized gain (loss)			-
Realized gain distributions			578
Net change in unrealized appreciation (depreciation)			(788)
Net assets			$3,714

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.92	2	$4	1.25%	14.3%	12/31/2021	$1.94	0	$0	1.00%	14.6%	12/31/2021	$1.95	0	$0	0.75%	14.9%
12/31/2020	1.68	0	0	1.25%	52.6%	12/31/2020	1.69	0	0	1.00%	53.0%	12/31/2020	1.69	0	0	0.75%	53.4%
12/31/2019	1.10	0	0	1.25%	10.3%	12/31/2019	1.10	0	0	1.00%	10.4%	12/31/2019	1.10	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.96	0	$0	0.50%	15.2%	12/31/2021	$1.97	0	$0	0.25%	15.4%	12/31/2021	$1.98	0	$0	0.00%	15.7%
12/31/2020	1.70	0	0	0.50%	53.8%	12/31/2020	1.71	0	0	0.25%	54.2%	12/31/2020	1.71	0	0	0.00%	54.6%
12/31/2019	1.11	0	0	0.50%	10.6%	12/31/2019	1.11	0	0	0.25%	10.7%	12/31/2019	1.11	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor MidCap Value Ret Retirement Class - 06-49T (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	1.25%	28.5%	12/31/2021	$1.41	0	$0	1.00%	28.8%	12/31/2021	$1.41	0	$0	0.75%	29.1%
12/31/2020	1.09	0	0	1.25%	-4.9%	12/31/2020	1.09	0	0	1.00%	-4.7%	12/31/2020	1.10	0	0	0.75%	-4.4%
12/31/2019	1.14	0	0	1.25%	14.4%	12/31/2019	1.14	0	0	1.00%	14.5%	12/31/2019	1.15	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	0.50%	29.4%	12/31/2021	$1.43	0	$0	0.25%	29.8%	12/31/2021	$1.44	0	$0	0.00%	30.1%
12/31/2020	1.10	0	0	0.50%	-4.2%	12/31/2020	1.10	0	0	0.25%	-4.0%	12/31/2020	1.11	0	0	0.00%	-3.7%
12/31/2019	1.15	0	0	0.50%	14.7%	12/31/2019	1.15	0	0	0.25%	14.8%	12/31/2019	1.15	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford MidCap Fund R6 Class - 06-39T

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,118,364	$1,223,398	26,022
Receivables: investments sold	1,623
Payables: investments purchased	-
Net assets	$1,119,987

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,119,987	743,480	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$1,119,987	743,480

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,137
Mortality & expense charges			(5,360)
Net investment income (loss)			1,777

Gain (loss) on investments:
Net realized gain (loss)			47,757
Realized gain distributions			97,606
Net change in unrealized appreciation (depreciation)			(143,855)
Net gain (loss)			1,508

Increase (decrease) in net assets from operations			$3,285

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,777	$(3,034)
Net realized gain (loss)		47,757	(30,189)
Realized gain distributions		97,606	24,381
Net change in unrealized appreciation (depreciation)		(143,855)	38,421

Increase (decrease) in net assets from operations		3,285	29,579

Contract owner transactions:
Proceeds from units sold		1,098,631	125,712
Cost of units redeemed		(271,534)	(163,062)
Account charges		(1,534)	(638)
Increase (decrease)		825,563	(37,988)
Net increase (decrease)		828,848	(8,409)
Net assets, beginning		291,139	299,548
Net assets, ending		$1,119,987	$291,139

Units sold		715,972	116,941
Units redeemed		(182,385)	(173,768)
Net increase (decrease)		533,587	(56,827)
Units outstanding, beginning		209,893	266,720
Units outstanding, ending		743,480	209,893

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,632,586
Cost of units redeemed/account charges			(560,331)
Net investment income (loss)			(3,140)
Net realized gain (loss)			18,754
Realized gain distributions			137,152
Net change in unrealized appreciation (depreciation)			(105,034)
Net assets			$1,119,987

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	743	$1,120	1.25%	8.6%	12/31/2021	$1.52	0	$0	1.00%	8.9%	12/31/2021	$1.53	0	$0	0.75%	9.1%
12/31/2020	1.39	210	291	1.25%	23.5%	12/31/2020	1.40	0	0	1.00%	23.8%	12/31/2020	1.41	0	0	0.75%	24.1%
12/31/2019	1.12	267	300	1.25%	31.1%	12/31/2019	1.13	0	0	1.00%	31.4%	12/31/2019	1.13	0	0	0.75%	31.8%
12/31/2018	0.86	3	3	1.25%	-14.3%	12/31/2018	0.86	0	0	1.00%	-14.2%	12/31/2018	0.86	0	0	0.75%	-14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	0	$0	0.50%	9.4%	12/31/2021	$1.56	0	$0	0.25%	9.7%	12/31/2021	$1.58	0	$0	0.00%	10.0%
12/31/2020	1.41	0	0	0.50%	24.4%	12/31/2020	1.42	0	0	0.25%	24.7%	12/31/2020	1.43	0	0	0.00%	25.1%
12/31/2019	1.14	0	0	0.50%	32.1%	12/31/2019	1.14	0	0	0.25%	32.4%	12/31/2019	1.15	0	0	0.00%	32.7%
12/31/2018	0.86	0	0	0.50%	-13.9%	12/31/2018	0.86	0	0	0.25%	-13.8%	12/31/2018	0.86	0	0	0.00%	-13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,030	$31,265	2,080
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$40,041

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,041	27,321	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.53
Total	$40,041	27,321

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(455)
Net investment income (loss)			(455)

Gain (loss) on investments:
Net realized gain (loss)			116
Realized gain distributions			5,226
Net change in unrealized appreciation (depreciation)			2,763
Net gain (loss)			8,105

Increase (decrease) in net assets from operations			$7,650

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(455)	$(339)
Net realized gain (loss)		116	759
Realized gain distributions		5,226	-
Net change in unrealized appreciation (depreciation)		2,763	1,484

Increase (decrease) in net assets from operations		7,650	1,904

Contract owner transactions:
Proceeds from units sold		939	1,064
Cost of units redeemed		-	(10,402)
Account charges		(98)	(73)
Increase (decrease)		841	(9,411)
Net increase (decrease)		8,491	(7,507)
Net assets, beginning		31,550	39,057
Net assets, ending		$40,041	$31,550

Units sold		696	1,080
Units redeemed		(71)	(9,914)
Net increase (decrease)		625	(8,834)
Units outstanding, beginning		26,696	35,530
Units outstanding, ending		27,321	26,696

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$176,444
Cost of units redeemed/account charges			(150,515)
Net investment income (loss)			(2,042)
Net realized gain (loss)			(973)
Realized gain distributions			8,362
Net change in unrealized appreciation (depreciation)			8,765
Net assets			$40,041

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	27	$40	1.25%	24.0%	12/31/2021	$1.48	0	$0	1.00%	24.3%	12/31/2021	$1.49	0	$0	0.75%	24.6%
12/31/2020	1.18	27	32	1.25%	7.5%	12/31/2020	1.19	0	0	1.00%	7.8%	12/31/2020	1.20	0	0	0.75%	8.0%
12/31/2019	1.10	36	39	1.25%	26.0%	12/31/2019	1.10	0	0	1.00%	26.3%	12/31/2019	1.11	0	0	0.75%	26.6%
12/31/2018	0.87	160	140	1.25%	-12.8%	12/31/2018	0.87	0	0	1.00%	-12.6%	12/31/2018	0.87	0	0	0.75%	-12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	24.9%	12/31/2021	$1.52	0	$0	0.25%	25.3%	12/31/2021	$1.53	0	$0	0.00%	25.6%
12/31/2020	1.20	0	0	0.50%	8.3%	12/31/2020	1.21	0	0	0.25%	8.6%	12/31/2020	1.22	0	0	0.00%	8.9%
12/31/2019	1.11	0	0	0.50%	27.0%	12/31/2019	1.12	0	0	0.25%	27.3%	12/31/2019	1.12	0	0	0.00%	27.6%
12/31/2018	0.88	0	0	0.50%	-12.4%	12/31/2018	0.88	0	0	0.25%	-12.3%	12/31/2018	0.88	0	0	0.00%	-12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford International Opportunities Fund R6 Class - 06-3F7

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,578	$65,870	3,512
Receivables: investments sold	202
Payables: investments purchased	-
Net assets	$70,780

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,780	53,834	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$70,780	53,834

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,126
Mortality & expense charges			(852)
Net investment income (loss)			274

Gain (loss) on investments:
Net realized gain (loss)			362
Realized gain distributions			5,540
Net change in unrealized appreciation (depreciation)			(2,071)
Net gain (loss)			3,831

Increase (decrease) in net assets from operations			$4,105

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$274	$(4,541)
Net realized gain (loss)		362	(46,437)
Realized gain distributions		5,540	-
Net change in unrealized appreciation (depreciation)		(2,071)	(33,827)

Increase (decrease) in net assets from operations		4,105	(84,805)

Contract owner transactions:
Proceeds from units sold		5,990	131,446
Cost of units redeemed		(2,956)	(921,585)
Account charges		(184)	(4)
Increase (decrease)		2,850	(790,143)
Net increase (decrease)		6,955	(874,948)
Net assets, beginning		63,825	938,773
Net assets, ending		$70,780	$63,825

Units sold		4,657	125,595
Units redeemed		(2,460)	(979,710)
Net increase (decrease)		2,197	(854,115)
Units outstanding, beginning		51,637	905,752
Units outstanding, ending		53,834	51,637

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,025,899
Cost of units redeemed/account charges			(924,790)
Net investment income (loss)			5,514
Net realized gain (loss)			(46,091)
Realized gain distributions			5,540
Net change in unrealized appreciation (depreciation)			4,708
Net assets			$70,780

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	54	$71	1.25%	6.4%	12/31/2021	$1.33	0	$0	1.00%	6.6%	12/31/2021	$1.34	0	$0	0.75%	6.9%
12/31/2020	1.24	52	64	1.25%	19.3%	12/31/2020	1.24	0	0	1.00%	19.6%	12/31/2020	1.25	0	0	0.75%	19.9%
12/31/2019	1.04	906	939	1.25%	24.6%	12/31/2019	1.04	0	0	1.00%	24.9%	12/31/2019	1.04	0	0	0.75%	25.2%
12/31/2018	0.83	0	0	1.25%	-16.8%	12/31/2018	0.83	0	0	1.00%	-16.7%	12/31/2018	0.83	0	0	0.75%	-16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	0.50%	7.2%	12/31/2021	$1.36	0	$0	0.25%	7.4%	12/31/2021	$1.37	0	$0	0.00%	7.7%
12/31/2020	1.26	0	0	0.50%	20.2%	12/31/2020	1.27	0	0	0.25%	20.5%	12/31/2020	1.28	0	0	0.00%	20.8%
12/31/2019	1.05	0	0	0.50%	25.5%	12/31/2019	1.05	0	0	0.25%	25.8%	12/31/2019	1.06	0	0	0.00%	26.1%
12/31/2018	0.84	0	0	0.50%	-16.5%	12/31/2018	0.84	0	0	0.25%	-16.4%	12/31/2018	0.84	0	0	0.00%	-16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	0.1%
2019	3.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Schroders Intl Multi-Cap Value Fund SDR Class - 06-3NW (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	0	$0	1.25%	12.5%	12/31/2021	$1.26	0	$0	1.00%	12.8%	12/31/2021	$1.27	0	$0	0.75%	13.1%
12/31/2020	1.11	0	0	1.25%	-0.1%	12/31/2020	1.12	0	0	1.00%	0.1%	12/31/2020	1.12	0	0	0.75%	0.4%
12/31/2019	1.11	0	0	1.25%	17.1%	12/31/2019	1.11	0	0	1.00%	17.4%	12/31/2019	1.12	0	0	0.75%	17.7%
12/31/2018	0.95	0	0	1.25%	-5.1%	12/31/2018	0.95	0	0	1.00%	-5.0%	12/31/2018	0.95	0	0	0.75%	-5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	0	$0	0.50%	13.3%	12/31/2021	$1.29	0	$0	0.25%	13.6%	12/31/2021	$1.30	0	$0	0.00%	13.9%
12/31/2020	1.13	0	0	0.50%	0.6%	12/31/2020	1.13	0	0	0.25%	0.9%	12/31/2020	1.14	0	0	0.00%	1.1%
12/31/2019	1.12	0	0	0.50%	18.0%	12/31/2019	1.12	0	0	0.25%	18.3%	12/31/2019	1.13	0	0	0.00%	18.6%
12/31/2018	0.95	0	0	0.50%	-5.0%	12/31/2018	0.95	0	0	0.25%	-4.9%	12/31/2018	0.95	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Schroders International Stock Fund SDR Class - 06-3NX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,349,999	$4,958,737	303,406
Receivables: investments sold	105,254
Payables: investments purchased	-
Net assets	$5,455,253

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,455,253	3,440,033	$1.59
Band 100	-	-	1.60
Band 75	-	-	1.61
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.65
Total	$5,455,253	3,440,033

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$67,048
Mortality & expense charges			(36,697)
Net investment income (loss)			30,351

Gain (loss) on investments:
Net realized gain (loss)			64,640
Realized gain distributions			40,954
Net change in unrealized appreciation (depreciation)			41,605
Net gain (loss)			147,199

Increase (decrease) in net assets from operations			$177,550

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,351	$(10,833)
Net realized gain (loss)		64,640	35,549
Realized gain distributions		40,954	-
Net change in unrealized appreciation (depreciation)		41,605	325,843

Increase (decrease) in net assets from operations		177,550	350,559

Contract owner transactions:
Proceeds from units sold		4,245,829	473,155
Cost of units redeemed		(717,568)	(454,075)
Account charges		(10,413)	(5,739)
Increase (decrease)		3,517,848	13,341
Net increase (decrease)		3,695,398	363,900
Net assets, beginning		1,759,855	1,395,955
Net assets, ending		$5,455,253	$1,759,855

Units sold		2,697,891	377,772
Units redeemed		(479,723)	(351,792)
Net increase (decrease)		2,218,168	25,980
Units outstanding, beginning		1,221,865	1,195,885
Units outstanding, ending		3,440,033	1,221,865

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,101,572
Cost of units redeemed/account charges			(1,214,723)
Net investment income (loss)			35,536
Net realized gain (loss)			100,652
Realized gain distributions			40,954
Net change in unrealized appreciation (depreciation)			391,262
Net assets			$5,455,253

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	3,440	$5,455	1.25%	10.1%	12/31/2021	$1.60	0	$0	1.00%	10.4%	12/31/2021	$1.61	0	$0	0.75%	10.7%
12/31/2020	1.44	1,222	1,760	1.25%	23.4%	12/31/2020	1.45	0	0	1.00%	23.7%	12/31/2020	1.46	0	0	0.75%	24.0%
12/31/2019	1.17	1,196	1,396	1.25%	23.8%	12/31/2019	1.17	0	0	1.00%	24.1%	12/31/2019	1.17	0	0	0.75%	24.4%
12/31/2018	0.94	0	0	1.25%	-5.7%	12/31/2018	0.94	0	0	1.00%	-5.7%	12/31/2018	0.94	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.62	0	$0	0.50%	10.9%	12/31/2021	$1.64	0	$0	0.25%	11.2%	12/31/2021	$1.65	0	$0	0.00%	11.5%
12/31/2020	1.46	0	0	0.50%	24.3%	12/31/2020	1.47	0	0	0.25%	24.6%	12/31/2020	1.48	0	0	0.00%	24.9%
12/31/2019	1.18	0	0	0.50%	24.7%	12/31/2019	1.18	0	0	0.25%	25.0%	12/31/2019	1.18	0	0	0.00%	25.3%
12/31/2018	0.94	0	0	0.50%	-5.6%	12/31/2018	0.94	0	0	0.25%	-5.6%	12/31/2018	0.94	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	0.5%
2019	2.4%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Dividend and Growth Fund R6 Class - 06-3NY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$637,844	$629,022	17,584
Receivables: investments sold	-
Payables: investments purchased	(20,627)
Net assets	$617,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$617,217	379,923	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.65
Band 50	-	-	1.66
Band 25	-	-	1.68
Band 0	-	-	1.69
Total	$617,217	379,923

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,384
Mortality & expense charges			(2,437)
Net investment income (loss)			947

Gain (loss) on investments:
Net realized gain (loss)			9,677
Realized gain distributions			27,936
Net change in unrealized appreciation (depreciation)			7,963
Net gain (loss)			45,576

Increase (decrease) in net assets from operations			$46,523

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$947	$345
Net realized gain (loss)		9,677	-
Realized gain distributions		27,936	-
Net change in unrealized appreciation (depreciation)		7,963	859

Increase (decrease) in net assets from operations		46,523	1,204

Contract owner transactions:
Proceeds from units sold		566,552	153,972
Cost of units redeemed		(73,403)	(77,041)
Account charges		(590)	-
Increase (decrease)		492,559	76,931
Net increase (decrease)		539,082	78,135
Net assets, beginning		78,135	-
Net assets, ending		$617,217	$78,135

Units sold		365,513	124,660
Units redeemed		(47,990)	(62,260)
Net increase (decrease)		317,523	62,400
Units outstanding, beginning		62,400	-
Units outstanding, ending		379,923	62,400

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$720,524
Cost of units redeemed/account charges			(151,034)
Net investment income (loss)			1,292
Net realized gain (loss)			9,677
Realized gain distributions			27,936
Net change in unrealized appreciation (depreciation)			8,822
Net assets			$617,217

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.62	380	$617	1.25%	29.7%	12/31/2021	$1.64	0	$0	1.00%	30.1%	12/31/2021	$1.65	0	$0	0.75%	30.4%
12/31/2020	1.25	62	78	1.25%	6.7%	12/31/2020	1.26	0	0	1.00%	7.0%	12/31/2020	1.27	0	0	0.75%	7.3%
12/31/2019	1.17	0	0	1.25%	26.6%	12/31/2019	1.18	0	0	1.00%	27.0%	12/31/2019	1.18	0	0	0.75%	27.3%
12/31/2018	0.93	0	0	1.25%	-7.4%	12/31/2018	0.93	0	0	1.00%	-7.3%	12/31/2018	0.93	0	0	0.75%	-7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.66	0	$0	0.50%	30.7%	12/31/2021	$1.68	0	$0	0.25%	31.0%	12/31/2021	$1.69	0	$0	0.00%	31.4%
12/31/2020	1.27	0	0	0.50%	7.5%	12/31/2020	1.28	0	0	0.25%	7.8%	12/31/2020	1.29	0	0	0.00%	8.1%
12/31/2019	1.18	0	0	0.50%	27.6%	12/31/2019	1.19	0	0	0.25%	27.9%	12/31/2019	1.19	0	0	0.00%	28.2%
12/31/2018	0.93	0	0	0.50%	-7.3%	12/31/2018	0.93	0	0	0.25%	-7.2%	12/31/2018	0.93	0	0	0.00%	-7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Growth Opportunities Fund R6 Class - 06-3P4 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.01
Band 100	-	-	2.03
Band 75	-	-	2.04
Band 50	-	-	2.06
Band 25	-	-	2.07
Band 0	-	-	2.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.01	0	$0	1.25%	6.4%	12/31/2021	$2.03	0	$0	1.00%	6.7%	12/31/2021	$2.04	0	$0	0.75%	7.0%
12/31/2020	1.89	0	0	1.25%	60.0%	12/31/2020	1.90	0	0	1.00%	60.4%	12/31/2020	1.91	0	0	0.75%	60.8%
12/31/2019	1.18	0	0	1.25%	28.8%	12/31/2019	1.18	0	0	1.00%	29.2%	12/31/2019	1.19	0	0	0.75%	29.5%
12/31/2018	0.92	0	0	1.25%	-8.3%	12/31/2018	0.92	0	0	1.00%	-8.3%	12/31/2018	0.92	0	0	0.75%	-8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.06	0	$0	0.50%	7.2%	12/31/2021	$2.07	0	$0	0.25%	7.5%	12/31/2021	$2.09	0	$0	0.00%	7.8%
12/31/2020	1.92	0	0	0.50%	61.2%	12/31/2020	1.93	0	0	0.25%	61.6%	12/31/2020	1.94	0	0	0.00%	62.0%
12/31/2019	1.19	0	0	0.50%	29.8%	12/31/2019	1.19	0	0	0.25%	30.1%	12/31/2019	1.20	0	0	0.00%	30.5%
12/31/2018	0.92	0	0	0.50%	-8.3%	12/31/2018	0.92	0	0	0.25%	-8.2%	12/31/2018	0.92	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Total Return Bond Fund R6 Class - 06-3P6

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$199,508	$208,966	18,865
Receivables: investments sold	3,292
Payables: investments purchased	-
Net assets	$202,800

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$202,800	173,862	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$202,800	173,862

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,468
Mortality & expense charges			(2,752)
Net investment income (loss)			2,716

Gain (loss) on investments:
Net realized gain (loss)			(3,693)
Realized gain distributions			3,279
Net change in unrealized appreciation (depreciation)			(9,103)
Net gain (loss)			(9,517)

Increase (decrease) in net assets from operations			$(6,801)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,716	$348
Net realized gain (loss)		(3,693)	-
Realized gain distributions		3,279	1,800
Net change in unrealized appreciation (depreciation)		(9,103)	(355)

Increase (decrease) in net assets from operations		(6,801)	1,793

Contract owner transactions:
Proceeds from units sold		52,015	260,094
Cost of units redeemed		(104,254)	-
Account charges		(10)	(37)
Increase (decrease)		(52,249)	260,057
Net increase (decrease)		(59,050)	261,850
Net assets, beginning		261,850	-
Net assets, ending		$202,800	$261,850

Units sold		44,348	219,910
Units redeemed		(90,365)	(31)
Net increase (decrease)		(46,017)	219,879
Units outstanding, beginning		219,879	-
Units outstanding, ending		173,862	219,879

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$312,109
Cost of units redeemed/account charges			(104,301)
Net investment income (loss)			3,064
Net realized gain (loss)			(3,693)
Realized gain distributions			5,079
Net change in unrealized appreciation (depreciation)			(9,458)
Net assets			$202,800

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	174	$203	1.25%	-2.1%	12/31/2021	$1.18	0	$0	1.00%	-1.8%	12/31/2021	$1.18	0	$0	0.75%	-1.6%
12/31/2020	1.19	220	262	1.25%	8.0%	12/31/2020	1.20	0	0	1.00%	8.2%	12/31/2020	1.20	0	0	0.75%	8.5%
12/31/2019	1.10	0	0	1.25%	8.9%	12/31/2019	1.11	0	0	1.00%	9.2%	12/31/2019	1.11	0	0	0.75%	9.5%
12/31/2018	1.01	0	0	1.25%	1.3%	12/31/2018	1.01	0	0	1.00%	1.3%	12/31/2018	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	0	$0	0.50%	-1.3%	12/31/2021	$1.20	0	$0	0.25%	-1.1%	12/31/2021	$1.21	0	$0	0.00%	-0.8%
12/31/2020	1.21	0	0	0.50%	8.8%	12/31/2020	1.22	0	0	0.25%	9.1%	12/31/2020	1.22	0	0	0.00%	9.3%
12/31/2019	1.11	0	0	0.50%	9.7%	12/31/2019	1.12	0	0	0.25%	10.0%	12/31/2019	1.12	0	0	0.00%	10.3%
12/31/2018	1.01	0	0	0.50%	1.4%	12/31/2018	1.01	0	0	0.25%	1.4%	12/31/2018	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	0.5%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford World Bond Fund R6 Class - 06-3P7

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5	$5	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$5

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5	5	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$5	5

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,264
Mortality & expense charges			(5,875)
Net investment income (loss)			(2,611)

Gain (loss) on investments:
Net realized gain (loss)			(7,525)
Realized gain distributions			39
Net change in unrealized appreciation (depreciation)			(24)
Net gain (loss)			(7,510)

Increase (decrease) in net assets from operations			$(10,121)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,611)	$(1,654)
Net realized gain (loss)		(7,525)	(2,921)
Realized gain distributions		39	-
Net change in unrealized appreciation (depreciation)		(24)	6,447

Increase (decrease) in net assets from operations		(10,121)	1,872

Contract owner transactions:
Proceeds from units sold		93,163	201,751
Cost of units redeemed		(647,748)	(130,453)
Account charges		(2,228)	(2,568)
Increase (decrease)		(556,813)	68,730
Net increase (decrease)		(566,934)	70,602
Net assets, beginning		566,939	496,337
Net assets, ending		$5	$566,939

Units sold		99,069	194,094
Units redeemed		(637,908)	(129,775)
Net increase (decrease)		(538,839)	64,319
Units outstanding, beginning		538,844	474,525
Units outstanding, ending		5	538,844

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$835,372
Cost of units redeemed/account charges			(830,553)
Net investment income (loss)			3,028
Net realized gain (loss)			(9,980)
Realized gain distributions			2,138
Net change in unrealized appreciation (depreciation)			-
Net assets			$5

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.03	0	$0	1.25%	-2.1%	12/31/2021	$1.04	0	$0	1.00%	-1.9%	12/31/2021	$1.05	0	$0	0.75%	-1.6%
12/31/2020	1.05	539	567	1.25%	0.6%	12/31/2020	1.06	0	0	1.00%	0.8%	12/31/2020	1.06	0	0	0.75%	1.1%
12/31/2019	1.05	475	496	1.25%	2.7%	12/31/2019	1.05	0	0	1.00%	3.0%	12/31/2019	1.05	0	0	0.75%	3.3%
12/31/2018	1.02	0	0	1.25%	1.8%	12/31/2018	1.02	0	0	1.00%	1.8%	12/31/2018	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	0.50%	-1.4%	12/31/2021	$1.06	0	$0	0.25%	-1.1%	12/31/2021	$1.07	0	$0	0.00%	-0.9%
12/31/2020	1.07	0	0	0.50%	1.3%	12/31/2020	1.07	0	0	0.25%	1.6%	12/31/2020	1.08	0	0	0.00%	1.9%
12/31/2019	1.05	0	0	0.50%	3.5%	12/31/2019	1.06	0	0	0.25%	3.8%	12/31/2019	1.06	0	0	0.00%	4.0%
12/31/2018	1.02	0	0	0.50%	1.9%	12/31/2018	1.02	0	0	0.25%	1.9%	12/31/2018	1.02	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	0.8%
2019	4.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Balanced Income Fund R6 Class - 06-3P9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$351,292	$347,670	21,955
Receivables: investments sold	4,819
Payables: investments purchased	-
Net assets	$356,111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$356,111	267,551	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$356,111	267,551

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,553
Mortality & expense charges			(3,171)
Net investment income (loss)			3,382

Gain (loss) on investments:
Net realized gain (loss)			(365)
Realized gain distributions			15,575
Net change in unrealized appreciation (depreciation)			3,194
Net gain (loss)			18,404

Increase (decrease) in net assets from operations			$21,786

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,382	$950
Net realized gain (loss)		(365)	-
Realized gain distributions		15,575	745
Net change in unrealized appreciation (depreciation)		3,194	428

Increase (decrease) in net assets from operations		21,786	2,123

Contract owner transactions:
Proceeds from units sold		287,076	329,515
Cost of units redeemed		(119,625)	(164,750)
Account charges		(14)	-
Increase (decrease)		167,437	164,765
Net increase (decrease)		189,223	166,888
Net assets, beginning		166,888	-
Net assets, ending		$356,111	$166,888

Units sold		229,377	272,794
Units redeemed		(98,342)	(136,278)
Net increase (decrease)		131,035	136,516
Units outstanding, beginning		136,516	-
Units outstanding, ending		267,551	136,516

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$616,591
Cost of units redeemed/account charges			(284,389)
Net investment income (loss)			4,332
Net realized gain (loss)			(365)
Realized gain distributions			16,320
Net change in unrealized appreciation (depreciation)			3,622
Net assets			$356,111

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	268	$356	1.25%	8.9%	12/31/2021	$1.34	0	$0	1.00%	9.1%	12/31/2021	$1.35	0	$0	0.75%	9.4%
12/31/2020	1.22	137	167	1.25%	6.5%	12/31/2020	1.23	0	0	1.00%	6.8%	12/31/2020	1.24	0	0	0.75%	7.0%
12/31/2019	1.15	0	0	1.25%	17.9%	12/31/2019	1.15	0	0	1.00%	18.2%	12/31/2019	1.15	0	0	0.75%	18.5%
12/31/2018	0.97	0	0	1.25%	-2.6%	12/31/2018	0.97	0	0	1.00%	-2.6%	12/31/2018	0.97	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	0.50%	9.7%	12/31/2021	$1.37	0	$0	0.25%	10.0%	12/31/2021	$1.38	0	$0	0.00%	10.2%
12/31/2020	1.24	0	0	0.50%	7.3%	12/31/2020	1.25	0	0	0.25%	7.6%	12/31/2020	1.26	0	0	0.00%	7.9%
12/31/2019	1.16	0	0	0.50%	18.8%	12/31/2019	1.16	0	0	0.25%	19.1%	12/31/2019	1.16	0	0	0.00%	19.4%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.5%	12/31/2018	0.98	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	1.3%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Environmental Opportunities Fund R6 Class - 06-3XH (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.89
Band 100	-	-	1.90
Band 75	-	-	1.91
Band 50	-	-	1.92
Band 25	-	-	1.94
Band 0	-	-	1.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.89	0	$0	1.25%	13.5%	12/31/2021	$1.90	0	$0	1.00%	13.7%	12/31/2021	$1.91	0	$0	0.75%	14.0%
12/31/2020	1.66	0	0	1.25%	39.8%	12/31/2020	1.67	0	0	1.00%	40.2%	12/31/2020	1.68	0	0	0.75%	40.5%
12/31/2019	1.19	0	0	1.25%	19.0%	12/31/2019	1.19	0	0	1.00%	19.2%	12/31/2019	1.19	0	0	0.75%	19.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.92	0	$0	0.50%	14.3%	12/31/2021	$1.94	0	$0	0.25%	14.6%	12/31/2021	$1.95	0	$0	0.00%	14.9%
12/31/2020	1.68	0	0	0.50%	40.9%	12/31/2020	1.69	0	0	0.25%	41.2%	12/31/2020	1.70	0	0	0.00%	41.6%
12/31/2019	1.20	0	0	0.50%	19.5%	12/31/2019	1.20	0	0	0.25%	19.7%	12/31/2019	1.20	0	0	0.00%	19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford International Growth Fund R6 Class - 06-3WC (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	1.25%	2.7%	12/31/2021	$1.41	0	$0	1.00%	3.0%	12/31/2021	$1.42	0	$0	0.75%	3.2%
12/31/2020	1.36	0	0	1.25%	22.1%	12/31/2020	1.36	0	0	1.00%	22.4%	12/31/2020	1.37	0	0	0.75%	22.7%
12/31/2019	1.11	0	0	1.25%	11.3%	12/31/2019	1.12	0	0	1.00%	11.5%	12/31/2019	1.12	0	0	0.75%	11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	0.50%	3.5%	12/31/2021	$1.43	0	$0	0.25%	3.7%	12/31/2021	$1.44	0	$0	0.00%	4.0%
12/31/2020	1.38	0	0	0.50%	23.0%	12/31/2020	1.38	0	0	0.25%	23.3%	12/31/2020	1.39	0	0	0.00%	23.6%
12/31/2019	1.12	0	0	0.50%	12.0%	12/31/2019	1.12	0	0	0.25%	12.2%	12/31/2019	1.12	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford World Bond Fund R4 Class - 06-3YH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,757,627	$1,796,633	174,013
Receivables: investments sold	39,928
Payables: investments purchased	-
Net assets	$1,797,555

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,797,555	1,847,037	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$1,797,555	1,847,037

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$51,567
Mortality & expense charges			(134,546)
Net investment income (loss)			(82,979)

Gain (loss) on investments:
Net realized gain (loss)			(113,504)
Realized gain distributions			5,553
Net change in unrealized appreciation (depreciation)			(20,033)
Net gain (loss)			(127,984)

Increase (decrease) in net assets from operations			$(210,963)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(82,979)	$79,277
Net realized gain (loss)		(113,504)	(19,868)
Realized gain distributions		5,553	-
Net change in unrealized appreciation (depreciation)		(20,033)	65,844

Increase (decrease) in net assets from operations		(210,963)	125,253

Contract owner transactions:
Proceeds from units sold		4,534,059	11,195,255
Cost of units redeemed		(22,059,897)	(2,117,953)
Account charges		(32,059)	(74,775)
Increase (decrease)		(17,557,897)	9,002,527
Net increase (decrease)		(17,768,860)	9,127,780
Net assets, beginning		19,566,415	10,438,635
Net assets, ending		$1,797,555	$19,566,415

Units sold		4,661,896	11,456,659
Units redeemed		(22,413,573)	(2,329,377)
Net increase (decrease)		(17,751,677)	9,127,282
Units outstanding, beginning		19,598,714	10,471,432
Units outstanding, ending		1,847,037	19,598,714

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$26,667,058
Cost of units redeemed/account charges			(24,734,087)
Net investment income (loss)			(11,683)
Net realized gain (loss)			(135,406)
Realized gain distributions			50,679
Net change in unrealized appreciation (depreciation)			(39,006)
Net assets			$1,797,555

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.97	1,847	$1,798	1.25%	-2.5%	12/31/2021	$0.98	0	$0	1.00%	-2.3%	12/31/2021	$0.99	0	$0	0.75%	-2.0%
12/31/2020	1.00	19,599	19,566	1.25%	0.1%	12/31/2020	1.00	0	0	1.00%	0.4%	12/31/2020	1.01	0	0	0.75%	0.6%
12/31/2019	1.00	10,471	10,439	1.25%	-0.3%	12/31/2019	1.00	0	0	1.00%	-0.2%	12/31/2019	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-1.8%	12/31/2021	$1.00	0	$0	0.25%	-1.5%	12/31/2021	$1.00	0	$0	0.00%	-1.3%
12/31/2020	1.01	0	0	0.50%	0.9%	12/31/2020	1.01	0	0	0.25%	1.2%	12/31/2020	1.02	0	0	0.00%	1.4%
12/31/2019	1.00	0	0	0.50%	0.1%	12/31/2019	1.00	0	0	0.25%	0.2%	12/31/2019	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	1.8%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Core Equity Fund R6 Class - 06-3YJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,154,035	$6,771,526	165,216
Receivables: investments sold	144,771
Payables: investments purchased	-
Net assets	$8,298,806

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,298,806	5,194,337	$1.60
Band 100	-	-	1.61
Band 75	-	-	1.62
Band 50	-	-	1.63
Band 25	-	-	1.64
Band 0	-	-	1.65
Total	$8,298,806	5,194,337

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$62,196
Mortality & expense charges			(92,577)
Net investment income (loss)			(30,381)

Gain (loss) on investments:
Net realized gain (loss)			250,301
Realized gain distributions			195,825
Net change in unrealized appreciation (depreciation)			1,176,252
Net gain (loss)			1,622,378

Increase (decrease) in net assets from operations			$1,591,997

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(30,381)	$11,662
Net realized gain (loss)		250,301	7,905
Realized gain distributions		195,825	-
Net change in unrealized appreciation (depreciation)		1,176,252	205,158

Increase (decrease) in net assets from operations		1,591,997	224,725

Contract owner transactions:
Proceeds from units sold		10,114,016	4,109,910
Cost of units redeemed		(6,078,901)	(1,727,688)
Account charges		(688)	(341)
Increase (decrease)		4,034,427	2,381,881
Net increase (decrease)		5,626,424	2,606,606
Net assets, beginning		2,672,382	65,776
Net assets, ending		$8,298,806	$2,672,382

Units sold		7,651,724	3,437,300
Units redeemed		(4,516,036)	(1,437,946)
Net increase (decrease)		3,135,688	1,999,354
Units outstanding, beginning		2,058,649	59,295
Units outstanding, ending		5,194,337	2,058,649

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,287,263
Cost of units redeemed/account charges			(7,807,701)
Net investment income (loss)			(18,181)
Net realized gain (loss)			258,209
Realized gain distributions			196,707
Net change in unrealized appreciation (depreciation)			1,382,509
Net assets			$8,298,806

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	5,194	$8,299	1.25%	23.1%	12/31/2021	$1.61	0	$0	1.00%	23.4%	12/31/2021	$1.62	0	$0	0.75%	23.7%
12/31/2020	1.30	2,059	2,672	1.25%	17.0%	12/31/2020	1.30	0	0	1.00%	17.3%	12/31/2020	1.31	0	0	0.75%	17.6%
12/31/2019	1.11	59	66	1.25%	10.9%	12/31/2019	1.11	0	0	1.00%	11.1%	12/31/2019	1.11	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.63	0	$0	0.50%	24.0%	12/31/2021	$1.64	0	$0	0.25%	24.3%	12/31/2021	$1.65	0	$0	0.00%	24.6%
12/31/2020	1.31	0	0	0.50%	17.9%	12/31/2020	1.32	0	0	0.25%	18.2%	12/31/2020	1.32	0	0	0.00%	18.5%
12/31/2019	1.11	0	0	0.50%	11.4%	12/31/2019	1.12	0	0	0.25%	11.5%	12/31/2019	1.12	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.6%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford MidCap Fund R4 Class - 06-39P

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,839	$25,732	738
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$29,840

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,840	20,098	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.54
Band 0	-	-	1.55
Total	$29,840	20,098

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$67
Mortality & expense charges			(335)
Net investment income (loss)			(268)

Gain (loss) on investments:
Net realized gain (loss)			78
Realized gain distributions			2,748
Net change in unrealized appreciation (depreciation)			(591)
Net gain (loss)			2,235

Increase (decrease) in net assets from operations			$1,967

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(268)	$(193)
Net realized gain (loss)		78	24
Realized gain distributions		2,748	1,956
Net change in unrealized appreciation (depreciation)		(591)	2,565

Increase (decrease) in net assets from operations		1,967	4,352

Contract owner transactions:
Proceeds from units sold		5,448	4,983
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		5,448	4,983
Net increase (decrease)		7,415	9,335
Net assets, beginning		22,425	13,090
Net assets, ending		$29,840	$22,425

Units sold		3,763	4,604
Units redeemed		-	-
Net increase (decrease)		3,763	4,604
Units outstanding, beginning		16,335	11,731
Units outstanding, ending		20,098	16,335

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$20,941
Cost of units redeemed/account charges			(1)
Net investment income (loss)			(592)
Net realized gain (loss)			124
Realized gain distributions			5,261
Net change in unrealized appreciation (depreciation)			4,107
Net assets			$29,840

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	20	$30	1.25%	8.2%	12/31/2021	$1.50	0	$0	1.00%	8.4%	12/31/2021	$1.51	0	$0	0.75%	8.7%
12/31/2020	1.37	16	22	1.25%	23.0%	12/31/2020	1.38	0	0	1.00%	23.3%	12/31/2020	1.39	0	0	0.75%	23.6%
12/31/2019	1.12	12	13	1.25%	30.6%	12/31/2019	1.12	0	0	1.00%	30.9%	12/31/2019	1.12	0	0	0.75%	31.2%
12/31/2018	0.85	8	7	1.25%	-14.6%	12/31/2018	0.86	0	0	1.00%	-14.4%	12/31/2018	0.86	0	0	0.75%	-14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	0	$0	0.50%	9.0%	12/31/2021	$1.54	0	$0	0.25%	9.2%	12/31/2021	$1.55	0	$0	0.00%	9.5%
12/31/2020	1.40	0	0	0.50%	24.0%	12/31/2020	1.41	0	0	0.25%	24.3%	12/31/2020	1.42	0	0	0.00%	24.6%
12/31/2019	1.13	0	0	0.50%	31.6%	12/31/2019	1.13	0	0	0.25%	31.9%	12/31/2019	1.14	0	0	0.00%	32.2%
12/31/2018	0.86	0	0	0.50%	-14.2%	12/31/2018	0.86	0	0	0.25%	-14.0%	12/31/2018	0.86	0	0	0.00%	-13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford MidCap Fund R3 Class - 06-39R

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,227	$54,353	1,591
Receivables: investments sold	43
Payables: investments purchased	-
Net assets	$60,270

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,270	41,061	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$60,270	41,061

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(710)
Net investment income (loss)			(710)

Gain (loss) on investments:
Net realized gain (loss)			243
Realized gain distributions			5,911
Net change in unrealized appreciation (depreciation)			(1,359)
Net gain (loss)			4,795

Increase (decrease) in net assets from operations			$4,085

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(710)	$(497)
Net realized gain (loss)		243	433
Realized gain distributions		5,911	4,720
Net change in unrealized appreciation (depreciation)		(1,359)	4,919

Increase (decrease) in net assets from operations		4,085	9,575

Contract owner transactions:
Proceeds from units sold		5,266	4,476
Cost of units redeemed		(518)	(8,073)
Account charges		-	-
Increase (decrease)		4,748	(3,597)
Net increase (decrease)		8,833	5,978
Net assets, beginning		51,437	45,459
Net assets, ending		$60,270	$51,437

Units sold		3,643	4,130
Units redeemed		(359)	(7,304)
Net increase (decrease)		3,284	(3,174)
Units outstanding, beginning		37,777	40,951
Units outstanding, ending		41,061	37,777

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$51,897
Cost of units redeemed/account charges			(9,373)
Net investment income (loss)			(1,532)
Net realized gain (loss)			743
Realized gain distributions			12,661
Net change in unrealized appreciation (depreciation)			5,874
Net assets			$60,270

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	41	$60	1.25%	7.8%	12/31/2021	$1.48	0	$0	1.00%	8.1%	12/31/2021	$1.49	0	$0	0.75%	8.3%
12/31/2020	1.36	38	51	1.25%	22.7%	12/31/2020	1.37	0	0	1.00%	23.0%	12/31/2020	1.38	0	0	0.75%	23.3%
12/31/2019	1.11	41	45	1.25%	30.2%	12/31/2019	1.11	0	0	1.00%	30.5%	12/31/2019	1.12	0	0	0.75%	30.8%
12/31/2018	0.85	0	0	1.25%	-14.7%	12/31/2018	0.85	0	0	1.00%	-14.6%	12/31/2018	0.86	0	0	0.75%	-14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	0.50%	8.6%	12/31/2021	$1.52	0	$0	0.25%	8.9%	12/31/2021	$1.54	0	$0	0.00%	9.2%
12/31/2020	1.39	0	0	0.50%	23.6%	12/31/2020	1.40	0	0	0.25%	23.9%	12/31/2020	1.41	0	0	0.00%	24.2%
12/31/2019	1.12	0	0	0.50%	31.2%	12/31/2019	1.13	0	0	0.25%	31.5%	12/31/2019	1.13	0	0	0.00%	31.8%
12/31/2018	0.86	0	0	0.50%	-14.3%	12/31/2018	0.86	0	0	0.25%	-14.2%	12/31/2018	0.86	0	0	0.00%	-14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Monteagle Opportunity Equity Fund Institutional Class - 06-399 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.74
Band 100	-	-	2.81
Band 75	-	-	2.88
Band 50	-	-	2.96
Band 25	-	-	3.03
Band 0	-	-	3.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,154
Cost of units redeemed/account charges			(1,249)
Net investment income (loss)			3
Net realized gain (loss)			(199)
Realized gain distributions			291
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.74	0	$0	1.25%	18.9%	12/31/2021	$2.81	0	$0	1.00%	19.2%	12/31/2021	$2.88	0	$0	0.75%	19.5%
12/31/2020	2.30	0	0	1.25%	11.7%	12/31/2020	2.36	0	0	1.00%	12.0%	12/31/2020	2.41	0	0	0.75%	12.2%
12/31/2019	2.06	0	0	1.25%	23.0%	12/31/2019	2.10	0	0	1.00%	23.3%	12/31/2019	2.15	0	0	0.75%	23.6%
12/31/2018	1.68	0	0	1.25%	-12.2%	12/31/2018	1.71	0	0	1.00%	-11.9%	12/31/2018	1.74	0	0	0.75%	-11.7%
12/31/2017	1.91	0	0	1.25%	9.5%	12/31/2017	1.94	0	0	1.00%	9.8%	12/31/2017	1.97	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.96	0	$0	0.50%	19.8%	12/31/2021	$3.03	0	$0	0.25%	20.1%	12/31/2021	$3.11	0	$0	0.00%	20.4%
12/31/2020	2.47	0	0	0.50%	12.5%	12/31/2020	2.52	0	0	0.25%	12.8%	12/31/2020	2.58	0	0	0.00%	13.1%
12/31/2019	2.19	0	0	0.50%	23.9%	12/31/2019	2.24	0	0	0.25%	24.2%	12/31/2019	2.28	0	0	0.00%	24.5%
12/31/2018	1.77	0	0	0.50%	-11.5%	12/31/2018	1.80	0	0	0.25%	-11.3%	12/31/2018	1.83	0	0	0.00%	-11.1%
12/31/2017	2.00	0	0	0.50%	10.3%	12/31/2017	2.03	0	0	0.25%	10.6%	12/31/2017	2.06	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Monteagle Opportunity Equity Fund Investor Class - 06-105 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.68
Band 100	-	-	2.76
Band 75	-	-	2.84
Band 50	-	-	2.92
Band 25	-	-	3.00
Band 0	-	-	3.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$569,070
Cost of units redeemed/account charges			(577,200)
Net investment income (loss)			(2,502)
Net realized gain (loss)			8,180
Realized gain distributions			2,452
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.68	0	$0	1.25%	18.3%	12/31/2021	$2.76	0	$0	1.00%	18.6%	12/31/2021	$2.84	0	$0	0.75%	18.9%
12/31/2020	2.27	0	0	1.25%	11.1%	12/31/2020	2.32	0	0	1.00%	11.4%	12/31/2020	2.38	0	0	0.75%	11.7%
12/31/2019	2.04	0	0	1.25%	23.5%	12/31/2019	2.09	0	0	1.00%	23.8%	12/31/2019	2.14	0	0	0.75%	24.1%
12/31/2018	1.65	0	0	1.25%	-12.7%	12/31/2018	1.69	0	0	1.00%	-12.4%	12/31/2018	1.72	0	0	0.75%	-12.2%
12/31/2017	1.89	0	0	1.25%	9.0%	12/31/2017	1.93	0	0	1.00%	9.3%	12/31/2017	1.96	0	0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.92	0	$0	0.50%	19.2%	12/31/2021	$3.00	0	$0	0.25%	19.5%	12/31/2021	$3.08	0	$0	0.00%	19.8%
12/31/2020	2.45	0	0	0.50%	12.0%	12/31/2020	2.51	0	0	0.25%	12.2%	12/31/2020	2.57	0	0	0.00%	12.5%
12/31/2019	2.19	0	0	0.50%	24.4%	12/31/2019	2.24	0	0	0.25%	24.7%	12/31/2019	2.29	0	0	0.00%	25.0%
12/31/2018	1.76	0	0	0.50%	-12.0%	12/31/2018	1.79	0	0	0.25%	-11.8%	12/31/2018	1.83	0	0	0.00%	-11.5%
12/31/2017	2.00	0	0	0.50%	9.8%	12/31/2017	2.03	0	0	0.25%	10.1%	12/31/2017	2.07	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco American Value Fund A Class - 06-070

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,813,137	$1,332,657	46,009
Receivables: investments sold	-
Payables: investments purchased	(1,266)
Net assets	$1,811,871

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,561,405	1,039,326	$1.50
Band 100	250,466	163,624	1.53
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	-	-	1.65
Total	$1,811,871	1,202,950

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,242
Mortality & expense charges			(18,487)
Net investment income (loss)			(15,245)

Gain (loss) on investments:
Net realized gain (loss)			55,276
Realized gain distributions			181,159
Net change in unrealized appreciation (depreciation)			110,317
Net gain (loss)			346,752

Increase (decrease) in net assets from operations			$331,507

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,245)	$(5,521)
Net realized gain (loss)		55,276	10,310
Realized gain distributions		181,159	-
Net change in unrealized appreciation (depreciation)		110,317	370,163

Increase (decrease) in net assets from operations		331,507	374,952

Contract owner transactions:
Proceeds from units sold		373,267	969,396
Cost of units redeemed		(140,403)	(95,956)
Account charges		(424)	(468)
Increase (decrease)		232,440	872,972
Net increase (decrease)		563,947	1,247,924
Net assets, beginning		1,247,924	-
Net assets, ending		$1,811,871	$1,247,924

Units sold		263,727	1,148,610
Units redeemed		(105,694)	(103,693)
Net increase (decrease)		158,033	1,044,917
Units outstanding, beginning		1,044,917	-
Units outstanding, ending		1,202,950	1,044,917

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,983,423
Cost of units redeemed/account charges			(912,110)
Net investment income (loss)			(32,203)
Net realized gain (loss)			43,158
Realized gain distributions			249,123
Net change in unrealized appreciation (depreciation)			480,480
Net assets			$1,811,871

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	1,039	$1,561	1.25%	25.9%	12/31/2021	$1.53	164	$250	1.00%	26.2%	12/31/2021	$1.56	0	$0	0.75%	26.5%
12/31/2020	1.19	986	1,176	1.25%	0.0%	12/31/2020	1.21	59	72	1.00%	0.2%	12/31/2020	1.23	0	0	0.75%	0.5%
12/31/2019	1.19	0	0	1.25%	23.1%	12/31/2019	1.21	0	0	1.00%	23.4%	12/31/2019	1.23	0	0	0.75%	23.7%
12/31/2018	0.97	0	0	1.25%	-13.9%	12/31/2018	0.98	0	0	1.00%	-13.7%	12/31/2018	0.99	0	0	0.75%	-13.5%
12/31/2017	1.13	328	369	1.25%	8.1%	12/31/2017	1.14	0	0	1.00%	8.4%	12/31/2017	1.15	0	0	0.75%	8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	0	$0	0.50%	26.9%	12/31/2021	$1.62	0	$0	0.25%	27.2%	12/31/2021	$1.65	0	$0	0.00%	27.5%
12/31/2020	1.25	0	0	0.50%	0.8%	12/31/2020	1.27	0	0	0.25%	1.0%	12/31/2020	1.29	0	0	0.00%	1.3%
12/31/2019	1.24	0	0	0.50%	24.0%	12/31/2019	1.26	0	0	0.25%	24.3%	12/31/2019	1.28	0	0	0.00%	24.6%
12/31/2018	1.00	0	0	0.50%	-13.3%	12/31/2018	1.01	0	0	0.25%	-13.1%	12/31/2018	1.03	0	0	0.00%	-12.8%
12/31/2017	1.16	0	0	0.50%	8.9%	12/31/2017	1.17	0	0	0.25%	9.2%	12/31/2017	1.18	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.6%
2019	0.0%
2018	0.0%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Fund R Class - 06-772

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$635,982	$533,924	21,447
Receivables: investments sold	153
Payables: investments purchased	-
Net assets	$636,135

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$636,135	242,261	$2.63
Band 100	-	-	2.69
Band 75	-	-	2.75
Band 50	-	-	2.81
Band 25	-	-	2.88
Band 0	-	-	2.94
Total	$636,135	242,261

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,516
Mortality & expense charges			(8,244)
Net investment income (loss)			(728)

Gain (loss) on investments:
Net realized gain (loss)			51,559
Realized gain distributions			42,618
Net change in unrealized appreciation (depreciation)			90,536
Net gain (loss)			184,713

Increase (decrease) in net assets from operations			$183,985

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(728)	$4,496
Net realized gain (loss)		51,559	(9,802)
Realized gain distributions		42,618	-
Net change in unrealized appreciation (depreciation)		90,536	(9,893)

Increase (decrease) in net assets from operations		183,985	(15,199)

Contract owner transactions:
Proceeds from units sold		86,907	57,640
Cost of units redeemed		(245,428)	(81,771)
Account charges		(750)	(409)
Increase (decrease)		(159,271)	(24,540)
Net increase (decrease)		24,714	(39,739)
Net assets, beginning		611,421	651,160
Net assets, ending		$636,135	$611,421

Units sold		35,717	34,169
Units redeemed		(99,353)	(46,599)
Net increase (decrease)		(63,636)	(12,430)
Units outstanding, beginning		305,897	318,327
Units outstanding, ending		242,261	305,897

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,642,547
Cost of units redeemed/account charges			(4,724,090)
Net investment income (loss)			21,649
Net realized gain (loss)			82,684
Realized gain distributions			511,287
Net change in unrealized appreciation (depreciation)			102,058
Net assets			$636,135

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.63	242	$636	1.25%	31.4%	12/31/2021	$2.69	0	$0	1.00%	31.7%	12/31/2021	$2.75	0	$0	0.75%	32.0%
12/31/2020	2.00	306	611	1.25%	-2.3%	12/31/2020	2.04	0	0	1.00%	-2.0%	12/31/2020	2.08	0	0	0.75%	-1.8%
12/31/2019	2.05	318	651	1.25%	23.5%	12/31/2019	2.08	0	0	1.00%	23.8%	12/31/2019	2.12	0	0	0.75%	24.1%
12/31/2018	1.66	747	1,237	1.25%	-13.6%	12/31/2018	1.68	0	0	1.00%	-13.4%	12/31/2018	1.71	0	0	0.75%	-13.2%
12/31/2017	1.92	1,215	2,330	1.25%	16.1%	12/31/2017	1.94	0	0	1.00%	16.4%	12/31/2017	1.97	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.81	0	$0	0.50%	32.4%	12/31/2021	$2.88	0	$0	0.25%	32.7%	12/31/2021	$2.94	0	$0	0.00%	33.0%
12/31/2020	2.12	0	0	0.50%	-1.6%	12/31/2020	2.17	0	0	0.25%	-1.3%	12/31/2020	2.21	0	0	0.00%	-1.1%
12/31/2019	2.16	0	0	0.50%	24.4%	12/31/2019	2.20	0	0	0.25%	24.7%	12/31/2019	2.24	0	0	0.00%	25.0%
12/31/2018	1.73	0	0	0.50%	-12.9%	12/31/2018	1.76	0	0	0.25%	-12.7%	12/31/2018	1.79	0	0	0.00%	-12.5%
12/31/2017	1.99	0	0	0.50%	16.9%	12/31/2017	2.02	0	0	0.25%	17.2%	12/31/2017	2.04	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.8%
2019	1.3%
2018	1.1%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Fund A Class - 06-771

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$240,256	$231,847	8,098
Receivables: investments sold	-
Payables: investments purchased	(147)
Net assets	$240,109

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$240,109	89,402	$2.69
Band 100	-	-	2.75
Band 75	-	-	2.81
Band 50	-	-	2.88
Band 25	-	-	2.94
Band 0	-	-	3.01
Total	$240,109	89,402

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,975
Mortality & expense charges			(1,930)
Net investment income (loss)			45

Gain (loss) on investments:
Net realized gain (loss)			28,400
Realized gain distributions			16,974
Net change in unrealized appreciation (depreciation)			2,824
Net gain (loss)			48,198

Increase (decrease) in net assets from operations			$48,243

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45	$2,472
Net realized gain (loss)		28,400	(20,272)
Realized gain distributions		16,974	-
Net change in unrealized appreciation (depreciation)		2,824	(3,665)

Increase (decrease) in net assets from operations		48,243	(21,465)

Contract owner transactions:
Proceeds from units sold		170,065	29,016
Cost of units redeemed		(174,321)	(94,783)
Account charges		(389)	(260)
Increase (decrease)		(4,645)	(66,027)
Net increase (decrease)		43,598	(87,492)
Net assets, beginning		196,511	284,003
Net assets, ending		$240,109	$196,511

Units sold		66,654	16,548
Units redeemed		(73,586)	(54,863)
Net increase (decrease)		(6,932)	(38,315)
Units outstanding, beginning		96,334	134,649
Units outstanding, ending		89,402	96,334

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,738,315
Cost of units redeemed/account charges			(14,961,005)
Net investment income (loss)			103,440
Net realized gain (loss)			457,908
Realized gain distributions			893,042
Net change in unrealized appreciation (depreciation)			8,409
Net assets			$240,109

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.69	89	$240	1.25%	31.7%	12/31/2021	$2.75	0	$0	1.00%	32.0%	12/31/2021	$2.81	0	$0	0.75%	32.3%
12/31/2020	2.04	96	197	1.25%	-2.0%	12/31/2020	2.08	0	0	1.00%	-1.8%	12/31/2020	2.12	0	0	0.75%	-1.5%
12/31/2019	2.08	116	241	1.25%	23.8%	12/31/2019	2.12	0	0	1.00%	24.1%	12/31/2019	2.16	0	0	0.75%	24.4%
12/31/2018	1.68	176	296	1.25%	-13.3%	12/31/2018	1.71	0	0	1.00%	-13.1%	12/31/2018	1.73	0	0	0.75%	-12.9%
12/31/2017	1.94	531	1,030	1.25%	16.3%	12/31/2017	1.97	0	0	1.00%	16.6%	12/31/2017	1.99	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.88	0	$0	0.50%	32.7%	12/31/2021	$2.94	0	$0	0.25%	33.0%	12/31/2021	$3.01	0	$0	0.00%	33.3%
12/31/2020	2.17	0	0	0.50%	-1.3%	12/31/2020	2.21	0	0	0.25%	-1.0%	12/31/2020	2.26	0	0	0.00%	-0.8%
12/31/2019	2.20	0	0	0.50%	24.7%	12/31/2019	2.24	0	0	0.25%	25.0%	12/31/2019	2.28	19	43	0.00%	25.3%
12/31/2018	1.76	0	0	0.50%	-12.7%	12/31/2018	1.79	0	0	0.25%	-12.5%	12/31/2018	1.82	21	39	0.00%	-12.2%
12/31/2017	2.02	0	0	0.50%	17.2%	12/31/2017	2.04	0	0	0.25%	17.5%	12/31/2017	2.07	18	37	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	2.0%
2019	1.9%
2018	1.5%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Diversified Dividend Fund Investor Class - 06-817

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,330,486	$9,931,181	525,852
Receivables: investments sold	170,790
Payables: investments purchased	-
Net assets	$10,501,276

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,501,276	4,400,261	$2.39
Band 100	-	-	2.45
Band 75	-	-	2.52
Band 50	-	-	2.59
Band 25	-	-	2.66
Band 0	-	-	2.73
Total	$10,501,276	4,400,261

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$281,196
Mortality & expense charges			(200,219)
Net investment income (loss)			80,977

Gain (loss) on investments:
Net realized gain (loss)			3,067,580
Realized gain distributions			1,456,001
Net change in unrealized appreciation (depreciation)			(1,705,849)
Net gain (loss)			2,817,732

Increase (decrease) in net assets from operations			$2,898,709

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$80,977	$364,955
Net realized gain (loss)		3,067,580	(83,480)
Realized gain distributions		1,456,001	473,858
Net change in unrealized appreciation (depreciation)		(1,705,849)	(1,129,128)

Increase (decrease) in net assets from operations		2,898,709	(373,795)

Contract owner transactions:
Proceeds from units sold		1,780,216	6,335,281
Cost of units redeemed		(25,304,605)	(6,962,003)
Account charges		(17,491)	(16,237)
Increase (decrease)		(23,541,880)	(642,959)
Net increase (decrease)		(20,643,171)	(1,016,754)
Net assets, beginning		31,144,447	32,161,201
Net assets, ending		$10,501,276	$31,144,447

Units sold		818,412	3,685,587
Units redeemed		(11,759,835)	(4,021,029)
Net increase (decrease)		(10,941,423)	(335,442)
Units outstanding, beginning		15,341,684	15,677,126
Units outstanding, ending		4,400,261	15,341,684

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$68,478,847
Cost of units redeemed/account charges			(71,624,653)
Net investment income (loss)			1,672,403
Net realized gain (loss)			5,485,533
Realized gain distributions			6,089,841
Net change in unrealized appreciation (depreciation)			399,305
Net assets			$10,501,276

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.39	4,400	$10,501	1.25%	17.6%	12/31/2021	$2.45	0	$0	1.00%	17.9%	12/31/2021	$2.52	0	$0	0.75%	18.1%
12/31/2020	2.03	15,342	31,144	1.25%	-1.0%	12/31/2020	2.08	0	0	1.00%	-0.8%	12/31/2020	2.13	0	0	0.75%	-0.5%
12/31/2019	2.05	15,677	32,161	1.25%	23.7%	12/31/2019	2.10	0	0	1.00%	24.0%	12/31/2019	2.14	0	0	0.75%	24.3%
12/31/2018	1.66	19,153	31,771	1.25%	-8.9%	12/31/2018	1.69	0	0	1.00%	-8.7%	12/31/2018	1.72	0	0	0.75%	-8.4%
12/31/2017	1.82	21,565	39,267	1.25%	6.9%	12/31/2017	1.85	0	0	1.00%	7.2%	12/31/2017	1.88	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.59	0	$0	0.50%	18.4%	12/31/2021	$2.66	0	$0	0.25%	18.7%	12/31/2021	$2.73	0	$0	0.00%	19.0%
12/31/2020	2.18	0	0	0.50%	-0.3%	12/31/2020	2.24	0	0	0.25%	0.0%	12/31/2020	2.29	0	0	0.00%	0.2%
12/31/2019	2.19	0	0	0.50%	24.6%	12/31/2019	2.24	0	0	0.25%	24.9%	12/31/2019	2.29	0	0	0.00%	25.2%
12/31/2018	1.76	0	0	0.50%	-8.2%	12/31/2018	1.79	0	0	0.25%	-8.0%	12/31/2018	1.83	0	0	0.00%	-7.7%
12/31/2017	1.91	0	0	0.50%	7.7%	12/31/2017	1.95	0	0	0.25%	8.0%	12/31/2017	1.98	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	2.3%
2019	2.4%
2018	2.3%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Diversified Dividend Fund A Class - 06-816

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,251,233	$4,052,288	212,493
Receivables: investments sold	-
Payables: investments purchased	(7,743)
Net assets	$4,243,490

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,637,736	1,532,484	$2.37
Band 100	605,754	248,461	2.44
Band 75	-	-	2.50
Band 50	-	-	2.57
Band 25	-	-	2.64
Band 0	-	-	2.71
Total	$4,243,490	1,780,945

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$81,176
Mortality & expense charges			(53,046)
Net investment income (loss)			28,130

Gain (loss) on investments:
Net realized gain (loss)			145,695
Realized gain distributions			585,941
Net change in unrealized appreciation (depreciation)			(76,391)
Net gain (loss)			655,245

Increase (decrease) in net assets from operations			$683,375

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,130	$45,650
Net realized gain (loss)		145,695	(67,581)
Realized gain distributions		585,941	59,004
Net change in unrealized appreciation (depreciation)		(76,391)	(182,383)

Increase (decrease) in net assets from operations		683,375	(145,310)

Contract owner transactions:
Proceeds from units sold		704,079	667,863
Cost of units redeemed		(1,134,022)	(1,242,297)
Account charges		(2,218)	(2,213)
Increase (decrease)		(432,161)	(576,647)
Net increase (decrease)		251,214	(721,957)
Net assets, beginning		3,992,276	4,714,233
Net assets, ending		$4,243,490	$3,992,276

Units sold		347,325	371,333
Units redeemed		(534,722)	(700,224)
Net increase (decrease)		(187,397)	(328,891)
Units outstanding, beginning		1,968,342	2,297,233
Units outstanding, ending		1,780,945	1,968,342

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,699,455
Cost of units redeemed/account charges			(32,817,447)
Net investment income (loss)			487,740
Net realized gain (loss)			2,592,330
Realized gain distributions			2,082,467
Net change in unrealized appreciation (depreciation)			198,945
Net assets			$4,243,490

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.37	1,532	$3,638	1.25%	17.5%	12/31/2021	$2.44	248	$606	1.00%	17.7%	12/31/2021	$2.50	0	$0	0.75%	18.0%
12/31/2020	2.02	1,709	3,454	1.25%	-1.1%	12/31/2020	2.07	253	524	1.00%	-0.9%	12/31/2020	2.12	0	0	0.75%	-0.6%
12/31/2019	2.04	1,905	3,894	1.25%	23.5%	12/31/2019	2.09	387	808	1.00%	23.8%	12/31/2019	2.13	0	0	0.75%	24.1%
12/31/2018	1.66	2,995	4,959	1.25%	-8.9%	12/31/2018	1.69	454	765	1.00%	-8.7%	12/31/2018	1.72	0	0	0.75%	-8.5%
12/31/2017	1.82	5,245	9,534	1.25%	6.9%	12/31/2017	1.85	614	1,134	1.00%	7.1%	12/31/2017	1.88	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.57	0	$0	0.50%	18.3%	12/31/2021	$2.64	0	$0	0.25%	18.6%	12/31/2021	$2.71	0	$0	0.00%	18.9%
12/31/2020	2.17	0	0	0.50%	-0.4%	12/31/2020	2.23	0	0	0.25%	-0.1%	12/31/2020	2.28	6	14	0.00%	0.1%
12/31/2019	2.18	0	0	0.50%	24.4%	12/31/2019	2.23	0	0	0.25%	24.7%	12/31/2019	2.28	5	11	0.00%	25.0%
12/31/2018	1.75	0	0	0.50%	-8.2%	12/31/2018	1.79	0	0	0.25%	-8.0%	12/31/2018	1.82	60	110	0.00%	-7.8%
12/31/2017	1.91	0	0	0.50%	7.7%	12/31/2017	1.94	0	0	0.25%	7.9%	12/31/2017	1.98	73	145	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	2.1%
2019	2.3%
2018	2.3%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Energy Fund Investor Class - 06-810

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$558,890	$525,725	29,989
Receivables: investments sold	2,806
Payables: investments purchased	-
Net assets	$561,696

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$561,696	372,853	$1.51
Band 100	-	-	1.58
Band 75	-	-	1.65
Band 50	-	-	1.73
Band 25	-	-	1.81
Band 0	-	-	1.95
Total	$561,696	372,853

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,294
Mortality & expense charges			(4,688)
Net investment income (loss)			5,606

Gain (loss) on investments:
Net realized gain (loss)			(26,140)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			163,923
Net gain (loss)			137,783

Increase (decrease) in net assets from operations			$143,389

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,606	$1,794
Net realized gain (loss)		(26,140)	(78,276)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		163,923	(17,437)

Increase (decrease) in net assets from operations		143,389	(93,919)

Contract owner transactions:
Proceeds from units sold		332,985	55,793
Cost of units redeemed		(114,803)	(89,139)
Account charges		(7)	(31)
Increase (decrease)		218,175	(33,377)
Net increase (decrease)		361,564	(127,296)
Net assets, beginning		200,132	327,428
Net assets, ending		$561,696	$200,132

Units sold		257,626	66,674
Units redeemed		(89,402)	(86,331)
Net increase (decrease)		168,224	(19,657)
Units outstanding, beginning		204,629	224,286
Units outstanding, ending		372,853	204,629

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$10,237,348
Cost of units redeemed/account charges			(9,011,615)
Net investment income (loss)			(171,199)
Net realized gain (loss)			(1,292,486)
Realized gain distributions			766,483
Net change in unrealized appreciation (depreciation)			33,165
Net assets			$561,696

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	373	$562	1.25%	54.0%	12/31/2021	$1.58	0	$0	1.00%	54.4%	12/31/2021	$1.65	0	$0	0.75%	54.8%
12/31/2020	0.98	205	200	1.25%	-33.0%	12/31/2020	1.02	0	0	1.00%	-32.8%	12/31/2020	1.07	0	0	0.75%	-32.7%
12/31/2019	1.46	224	327	1.25%	3.5%	12/31/2019	1.52	0	0	1.00%	3.8%	12/31/2019	1.58	0	0	0.75%	4.0%
12/31/2018	1.41	285	402	1.25%	-27.7%	12/31/2018	1.47	0	0	1.00%	-27.5%	12/31/2018	1.52	0	0	0.75%	-27.3%
12/31/2017	1.95	357	697	1.25%	-9.4%	12/31/2017	2.02	0	0	1.00%	-9.2%	12/31/2017	2.09	0	0	0.75%	-8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.73	0	$0	0.50%	55.2%	12/31/2021	$1.81	0	$0	0.25%	55.6%	12/31/2021	$1.95	0	$0	0.00%	56.0%
12/31/2020	1.11	0	0	0.50%	-32.5%	12/31/2020	1.16	0	0	0.25%	-32.3%	12/31/2020	1.25	0	0	0.00%	-32.2%
12/31/2019	1.65	0	0	0.50%	4.3%	12/31/2019	1.72	0	0	0.25%	4.5%	12/31/2019	1.85	0	0	0.00%	4.8%
12/31/2018	1.58	0	0	0.50%	-27.1%	12/31/2018	1.64	0	0	0.25%	-26.9%	12/31/2018	1.76	0	0	0.00%	-26.8%
12/31/2017	2.17	0	0	0.50%	-8.7%	12/31/2017	2.25	0	0	0.25%	-8.5%	12/31/2017	2.40	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.7%
2020	1.7%
2019	1.3%
2018	2.1%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Energy Fund A Class - 06-835

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$684,838	$649,995	35,952
Receivables: investments sold	-
Payables: investments purchased	(8,572)
Net assets	$676,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$630,335	348,497	$1.81
Band 100	45,931	24,261	1.89
Band 75	-	-	1.98
Band 50	-	-	2.07
Band 25	-	-	2.17
Band 0	-	-	2.29
Total	$676,266	372,758

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11,490
Mortality & expense charges			(7,988)
Net investment income (loss)			3,502

Gain (loss) on investments:
Net realized gain (loss)			(106,925)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			357,512
Net gain (loss)			250,587

Increase (decrease) in net assets from operations			$254,089

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,502	$3,620
Net realized gain (loss)		(106,925)	(227,449)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		357,512	5,294

Increase (decrease) in net assets from operations		254,089	(218,535)

Contract owner transactions:
Proceeds from units sold		468,065	141,353
Cost of units redeemed		(468,993)	(192,963)
Account charges		(236)	(331)
Increase (decrease)		(1,164)	(51,941)
Net increase (decrease)		252,925	(270,476)
Net assets, beginning		423,341	693,817
Net assets, ending		$676,266	$423,341

Units sold		299,401	127,420
Units redeemed		(286,800)	(161,446)
Net increase (decrease)		12,601	(34,026)
Units outstanding, beginning		360,157	394,183
Units outstanding, ending		372,758	360,157

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,174,357
Cost of units redeemed/account charges			(12,278,604)
Net investment income (loss)			(228,748)
Net realized gain (loss)			(1,676,315)
Realized gain distributions			650,733
Net change in unrealized appreciation (depreciation)			34,843
Net assets			$676,266

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.81	348	$630	1.25%	54.0%	12/31/2021	$1.89	24	$46	1.00%	54.4%	12/31/2021	$1.98	0	$0	0.75%	54.8%
12/31/2020	1.17	351	412	1.25%	-33.0%	12/31/2020	1.23	9	11	1.00%	-32.9%	12/31/2020	1.28	0	0	0.75%	-32.7%
12/31/2019	1.75	356	625	1.25%	3.5%	12/31/2019	1.83	38	69	1.00%	3.7%	12/31/2019	1.90	0	0	0.75%	4.0%
12/31/2018	1.69	432	732	1.25%	-27.7%	12/31/2018	1.76	33	58	1.00%	-27.5%	12/31/2018	1.83	0	0	0.75%	-27.3%
12/31/2017	2.34	444	1,041	1.25%	-9.4%	12/31/2017	2.43	64	156	1.00%	-9.2%	12/31/2017	2.51	0	0	0.75%	-9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.07	0	$0	0.50%	55.2%	12/31/2021	$2.17	0	$0	0.25%	55.6%	12/31/2021	$2.29	0	$0	0.00%	56.0%
12/31/2020	1.34	0	0	0.50%	-32.5%	12/31/2020	1.40	0	0	0.25%	-32.4%	12/31/2020	1.47	0	0	0.00%	-32.2%
12/31/2019	1.98	0	0	0.50%	4.3%	12/31/2019	2.06	0	0	0.25%	4.5%	12/31/2019	2.16	0	0	0.00%	4.8%
12/31/2018	1.90	0	0	0.50%	-27.1%	12/31/2018	1.97	0	0	0.25%	-26.9%	12/31/2018	2.06	0	0	0.00%	-26.7%
12/31/2017	2.61	0	0	0.50%	-8.7%	12/31/2017	2.70	0	0	0.25%	-8.5%	12/31/2017	2.81	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	1.6%
2019	1.4%
2018	2.3%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Floating Rate ESG Y Class - 06-055

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,564	$78,320	11,056
Receivables: investments sold	2,040
Payables: investments purchased	-
Net assets	$80,604

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,604	67,810	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.31
Total	$80,604	67,810

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,064
Mortality & expense charges			(939)
Net investment income (loss)			2,125

Gain (loss) on investments:
Net realized gain (loss)			28
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,212
Net gain (loss)			1,240

Increase (decrease) in net assets from operations			$3,365

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,125	$1,489
Net realized gain (loss)		28	(28)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,212	(745)

Increase (decrease) in net assets from operations		3,365	716

Contract owner transactions:
Proceeds from units sold		29,342	6,892
Cost of units redeemed		(2,867)	-
Account charges		(2)	-
Increase (decrease)		26,473	6,892
Net increase (decrease)		29,838	7,608
Net assets, beginning		50,766	43,158
Net assets, ending		$80,604	$50,766

Units sold		25,316	6,527
Units redeemed		(2,407)	-
Net increase (decrease)		22,909	6,527
Units outstanding, beginning		44,901	38,374
Units outstanding, ending		67,810	44,901

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$376,744
Cost of units redeemed/account charges			(307,194)
Net investment income (loss)			14,439
Net realized gain (loss)			(3,629)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			244
Net assets			$80,604

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	68	$81	1.25%	5.1%	12/31/2021	$1.21	0	$0	1.00%	5.4%	12/31/2021	$1.23	0	$0	0.75%	5.7%
12/31/2020	1.13	45	51	1.25%	0.5%	12/31/2020	1.15	0	0	1.00%	0.8%	12/31/2020	1.17	0	0	0.75%	1.0%
12/31/2019	1.12	38	43	1.25%	6.2%	12/31/2019	1.14	0	0	1.00%	6.4%	12/31/2019	1.16	0	0	0.75%	6.7%
12/31/2018	1.06	131	139	1.25%	-1.2%	12/31/2018	1.07	0	0	1.00%	-1.0%	12/31/2018	1.08	0	0	0.75%	-0.7%
12/31/2017	1.07	89	95	1.25%	2.9%	12/31/2017	1.08	0	0	1.00%	3.2%	12/31/2017	1.09	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	0.50%	5.9%	12/31/2021	$1.28	0	$0	0.25%	6.2%	12/31/2021	$1.31	0	$0	0.00%	6.5%
12/31/2020	1.19	0	0	0.50%	1.3%	12/31/2020	1.21	0	0	0.25%	1.5%	12/31/2020	1.23	0	0	0.00%	1.8%
12/31/2019	1.17	0	0	0.50%	7.0%	12/31/2019	1.19	0	0	0.25%	7.2%	12/31/2019	1.20	0	0	0.00%	7.5%
12/31/2018	1.10	0	0	0.50%	-0.5%	12/31/2018	1.11	0	0	0.25%	-0.2%	12/31/2018	1.12	0	0	0.00%	0.0%
12/31/2017	1.10	0	0	0.50%	3.7%	12/31/2017	1.11	0	0	0.25%	3.9%	12/31/2017	1.12	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.7%
2020	4.4%
2019	4.3%
2018	5.6%
2017	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Small Cap Growth Fund R Class - 06-595

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,958,655	$2,170,196	64,126
Receivables: investments sold	1,701
Payables: investments purchased	-
Net assets	$1,960,356

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,603,099	279,344	$5.74
Band 100	357,257	59,476	6.01
Band 75	-	-	6.29
Band 50	-	-	6.58
Band 25	-	-	6.89
Band 0	-	-	7.21
Total	$1,960,356	338,820

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(27,367)
Net investment income (loss)			(27,367)

Gain (loss) on investments:
Net realized gain (loss)			279,383
Realized gain distributions			608,119
Net change in unrealized appreciation (depreciation)			(703,113)
Net gain (loss)			184,389

Increase (decrease) in net assets from operations			$157,022

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27,367)	$(23,244)
Net realized gain (loss)		279,383	24,174
Realized gain distributions		608,119	327,496
Net change in unrealized appreciation (depreciation)		(703,113)	480,328

Increase (decrease) in net assets from operations		157,022	808,754

Contract owner transactions:
Proceeds from units sold		492,811	537,315
Cost of units redeemed		(973,653)	(1,285,817)
Account charges		(569)	(702)
Increase (decrease)		(481,411)	(749,204)
Net increase (decrease)		(324,389)	59,550
Net assets, beginning		2,284,745	2,225,195
Net assets, ending		$1,960,356	$2,284,745

Units sold		97,225	139,395
Units redeemed		(174,572)	(352,854)
Net increase (decrease)		(77,347)	(213,459)
Units outstanding, beginning		416,167	629,626
Units outstanding, ending		338,820	416,167

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,161,228
Cost of units redeemed/account charges			(16,458,980)
Net investment income (loss)			(342,792)
Net realized gain (loss)			436,776
Realized gain distributions			3,375,665
Net change in unrealized appreciation (depreciation)			(211,541)
Net assets			$1,960,356

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.74	279	$1,603	1.25%	5.7%	12/31/2021	$6.01	59	$357	1.00%	6.0%	12/31/2021	$6.29	0	$0	0.75%	6.3%
12/31/2020	5.43	338	1,837	1.25%	54.7%	12/31/2020	5.67	71	401	1.00%	55.0%	12/31/2020	5.92	0	0	0.75%	55.4%
12/31/2019	3.51	541	1,899	1.25%	22.4%	12/31/2019	3.66	85	309	1.00%	22.7%	12/31/2019	3.81	0	0	0.75%	23.0%
12/31/2018	2.87	837	2,399	1.25%	-10.4%	12/31/2018	2.98	109	326	1.00%	-10.1%	12/31/2018	3.09	0	0	0.75%	-9.9%
12/31/2017	3.20	948	3,032	1.25%	23.1%	12/31/2017	3.31	145	480	1.00%	23.4%	12/31/2017	3.43	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.58	0	$0	0.50%	6.5%	12/31/2021	$6.89	0	$0	0.25%	6.8%	12/31/2021	$7.21	0	$0	0.00%	7.1%
12/31/2020	6.18	0	0	0.50%	55.8%	12/31/2020	6.45	0	0	0.25%	56.2%	12/31/2020	6.74	7	46	0.00%	56.6%
12/31/2019	3.96	0	0	0.50%	23.4%	12/31/2019	4.13	0	0	0.25%	23.7%	12/31/2019	4.30	4	17	0.00%	24.0%
12/31/2018	3.21	0	0	0.50%	-9.7%	12/31/2018	3.34	0	0	0.25%	-9.5%	12/31/2018	3.47	4	14	0.00%	-9.2%
12/31/2017	3.56	0	0	0.50%	24.0%	12/31/2017	3.69	0	0	0.25%	24.3%	12/31/2017	3.82	3	13	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Floating Rate ESG A Class - 06-071 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	1.25%	4.9%	12/31/2021	$1.19	0	$0	1.00%	5.1%	12/31/2021	$1.21	0	$0	0.75%	5.4%
12/31/2020	1.11	0	0	1.25%	0.3%	12/31/2020	1.13	0	0	1.00%	0.5%	12/31/2020	1.15	0	0	0.75%	0.8%
12/31/2019	1.11	0	0	1.25%	5.9%	12/31/2019	1.12	0	0	1.00%	6.2%	12/31/2019	1.14	0	0	0.75%	6.4%
12/31/2018	1.05	0	0	1.25%	-1.5%	12/31/2018	1.06	0	0	1.00%	-1.2%	12/31/2018	1.07	0	0	0.75%	-1.0%
12/31/2017	1.06	0	0	1.25%	2.6%	12/31/2017	1.07	0	0	1.00%	2.9%	12/31/2017	1.08	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	0.50%	5.7%	12/31/2021	$1.26	0	$0	0.25%	5.9%	12/31/2021	$1.28	0	$0	0.00%	6.2%
12/31/2020	1.17	0	0	0.50%	1.0%	12/31/2020	1.19	0	0	0.25%	1.3%	12/31/2020	1.21	0	0	0.00%	1.5%
12/31/2019	1.15	0	0	0.50%	6.7%	12/31/2019	1.17	0	0	0.25%	7.0%	12/31/2019	1.19	0	0	0.00%	7.2%
12/31/2018	1.08	0	0	0.50%	-0.7%	12/31/2018	1.09	0	0	0.25%	-0.5%	12/31/2018	1.11	0	0	0.00%	-0.2%
12/31/2017	1.09	0	0	0.50%	3.4%	12/31/2017	1.10	0	0	0.25%	3.7%	12/31/2017	1.11	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Small Cap Growth Fund A Class - 06-320

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,437,207	$6,823,519	150,014
Receivables: investments sold	12,817
Payables: investments purchased	-
Net assets	$5,450,024

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,450,024	900,552	$6.05
Band 100	-	-	6.33
Band 75	-	-	6.63
Band 50	-	-	6.94
Band 25	-	-	7.26
Band 0	-	-	7.73
Total	$5,450,024	900,552

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(45,239)
Net investment income (loss)			(45,239)

Gain (loss) on investments:
Net realized gain (loss)			562,328
Realized gain distributions			1,505,482
Net change in unrealized appreciation (depreciation)			(1,936,251)
Net gain (loss)			131,559

Increase (decrease) in net assets from operations			$86,320

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(45,239)	$(35,196)
Net realized gain (loss)		562,328	(213,571)
Realized gain distributions		1,505,482	275,309
Net change in unrealized appreciation (depreciation)		(1,936,251)	370,748

Increase (decrease) in net assets from operations		86,320	397,290

Contract owner transactions:
Proceeds from units sold		4,989,068	437,536
Cost of units redeemed		(1,851,155)	(4,671,337)
Account charges		(691)	(418)
Increase (decrease)		3,137,222	(4,234,219)
Net increase (decrease)		3,223,542	(3,836,929)
Net assets, beginning		2,226,482	6,063,411
Net assets, ending		$5,450,024	$2,226,482

Units sold		813,350	112,832
Units redeemed		(302,756)	(1,369,464)
Net increase (decrease)		510,594	(1,256,632)
Units outstanding, beginning		389,958	1,646,590
Units outstanding, ending		900,552	389,958

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$33,063,535
Cost of units redeemed/account charges			(33,119,906)
Net investment income (loss)			(749,956)
Net realized gain (loss)			606,375
Realized gain distributions			7,036,288
Net change in unrealized appreciation (depreciation)			(1,386,312)
Net assets			$5,450,024

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.05	901	$5,450	1.25%	6.0%	12/31/2021	$6.33	0	$0	1.00%	6.3%	12/31/2021	$6.63	0	$0	0.75%	6.5%
12/31/2020	5.71	390	2,226	1.25%	55.0%	12/31/2020	5.96	0	0	1.00%	55.4%	12/31/2020	6.22	0	0	0.75%	55.8%
12/31/2019	3.68	1,647	6,063	1.25%	22.7%	12/31/2019	3.84	0	0	1.00%	23.0%	12/31/2019	3.99	0	0	0.75%	23.4%
12/31/2018	3.00	3,034	9,102	1.25%	-10.1%	12/31/2018	3.12	0	0	1.00%	-9.9%	12/31/2018	3.24	0	0	0.75%	-9.7%
12/31/2017	3.34	3,304	11,033	1.25%	23.4%	12/31/2017	3.46	0	0	1.00%	23.7%	12/31/2017	3.59	0	0	0.75%	24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.94	0	$0	0.50%	6.8%	12/31/2021	$7.26	0	$0	0.25%	7.1%	12/31/2021	$7.73	0	$0	0.00%	7.3%
12/31/2020	6.50	0	0	0.50%	56.2%	12/31/2020	6.78	0	0	0.25%	56.6%	12/31/2020	7.20	0	0	0.00%	57.0%
12/31/2019	4.16	0	0	0.50%	23.7%	12/31/2019	4.33	0	0	0.25%	24.0%	12/31/2019	4.59	0	0	0.00%	24.3%
12/31/2018	3.36	0	0	0.50%	-9.5%	12/31/2018	3.49	0	0	0.25%	-9.2%	12/31/2018	3.69	0	0	0.00%	-9.0%
12/31/2017	3.72	0	0	0.50%	24.3%	12/31/2017	3.85	0	0	0.25%	24.6%	12/31/2017	4.06	0	0	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Health Care Fund A Class - 06-845

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$587,279	$551,486	14,605
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$587,279

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$445,335	92,939	$4.79
Band 100	141,944	28,302	5.02
Band 75	-	-	5.25
Band 50	-	-	5.49
Band 25	-	-	5.75
Band 0	-	-	6.05
Total	$587,279	121,241

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,712)
Net investment income (loss)			(6,712)

Gain (loss) on investments:
Net realized gain (loss)			8,619
Realized gain distributions			115,433
Net change in unrealized appreciation (depreciation)			(58,711)
Net gain (loss)			65,341

Increase (decrease) in net assets from operations			$58,629

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,712)	$(6,106)
Net realized gain (loss)		8,619	5,547
Realized gain distributions		115,433	34,839
Net change in unrealized appreciation (depreciation)		(58,711)	32,782

Increase (decrease) in net assets from operations		58,629	67,062

Contract owner transactions:
Proceeds from units sold		7,068	29,677
Cost of units redeemed		(49,955)	(71,270)
Account charges		(25)	(57)
Increase (decrease)		(42,912)	(41,650)
Net increase (decrease)		15,717	25,412
Net assets, beginning		571,562	546,150
Net assets, ending		$587,279	$571,562

Units sold		1,577	7,834
Units redeemed		(11,033)	(18,086)
Net increase (decrease)		(9,456)	(10,252)
Units outstanding, beginning		130,697	140,949
Units outstanding, ending		121,241	130,697

* Date of Fund Inception into Variable Account: 4 /14 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,836,866
Cost of units redeemed/account charges			(4,101,464)
Net investment income (loss)			(98,742)
Net realized gain (loss)			164,258
Realized gain distributions			750,568
Net change in unrealized appreciation (depreciation)			35,793
Net assets			$587,279

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.79	93	$445	1.25%	10.8%	12/31/2021	$5.02	28	$142	1.00%	11.1%	12/31/2021	$5.25	0	$0	0.75%	11.4%
12/31/2020	4.32	98	422	1.25%	13.0%	12/31/2020	4.52	33	150	1.00%	13.3%	12/31/2020	4.71	0	0	0.75%	13.6%
12/31/2019	3.83	98	375	1.25%	30.4%	12/31/2019	3.99	43	171	1.00%	30.7%	12/31/2019	4.15	0	0	0.75%	31.0%
12/31/2018	2.94	119	348	1.25%	-0.8%	12/31/2018	3.05	55	169	1.00%	-0.5%	12/31/2018	3.17	0	0	0.75%	-0.3%
12/31/2017	2.96	145	428	1.25%	14.0%	12/31/2017	3.07	57	175	1.00%	14.3%	12/31/2017	3.18	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.49	0	$0	0.50%	11.6%	12/31/2021	$5.75	0	$0	0.25%	11.9%	12/31/2021	$6.05	0	$0	0.00%	12.2%
12/31/2020	4.92	0	0	0.50%	13.9%	12/31/2020	5.14	0	0	0.25%	14.2%	12/31/2020	5.40	0	0	0.00%	14.4%
12/31/2019	4.32	0	0	0.50%	31.3%	12/31/2019	4.50	0	0	0.25%	31.7%	12/31/2019	4.72	0	0	0.00%	32.0%
12/31/2018	3.29	0	0	0.50%	0.0%	12/31/2018	3.42	0	0	0.25%	0.2%	12/31/2018	3.57	0	0	0.00%	0.5%
12/31/2017	3.29	0	0	0.50%	14.9%	12/31/2017	3.41	0	0	0.25%	15.2%	12/31/2017	3.56	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.2%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Technology Fund A Class - 06-855

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$467,306	$402,967	7,759
Receivables: investments sold	-
Payables: investments purchased	(211)
Net assets	$467,095

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$455,601	66,092	$6.89
Band 100	11,494	1,593	7.22
Band 75	-	-	7.55
Band 50	-	-	7.90
Band 25	-	-	8.27
Band 0	-	-	8.71
Total	$467,095	67,685

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,092)
Net investment income (loss)			(7,092)

Gain (loss) on investments:
Net realized gain (loss)			114,597
Realized gain distributions			100,408
Net change in unrealized appreciation (depreciation)			(127,524)
Net gain (loss)			87,481

Increase (decrease) in net assets from operations			$80,389

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,092)	$(6,653)
Net realized gain (loss)		114,597	60,044
Realized gain distributions		100,408	41,178
Net change in unrealized appreciation (depreciation)		(127,524)	117,891

Increase (decrease) in net assets from operations		80,389	212,460

Contract owner transactions:
Proceeds from units sold		62,529	159,143
Cost of units redeemed		(299,372)	(286,700)
Account charges		(25)	(37)
Increase (decrease)		(236,868)	(127,594)
Net increase (decrease)		(156,479)	84,866
Net assets, beginning		623,574	538,708
Net assets, ending		$467,095	$623,574

Units sold		9,233	35,926
Units redeemed		(42,956)	(60,189)
Net increase (decrease)		(33,723)	(24,263)
Units outstanding, beginning		101,408	125,671
Units outstanding, ending		67,685	101,408

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,437,435
Cost of units redeemed/account charges			(1,537,471)
Net investment income (loss)			(43,985)
Net realized gain (loss)			244,993
Realized gain distributions			301,784
Net change in unrealized appreciation (depreciation)			64,339
Net assets			$467,095

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.89	66	$456	1.25%	12.7%	12/31/2021	$7.22	2	$11	1.00%	13.0%	12/31/2021	$7.55	0	$0	0.75%	13.2%
12/31/2020	6.12	90	549	1.25%	44.2%	12/31/2020	6.39	12	74	1.00%	44.5%	12/31/2020	6.67	0	0	0.75%	44.9%
12/31/2019	4.24	95	404	1.25%	33.8%	12/31/2019	4.42	31	135	1.00%	34.1%	12/31/2019	4.60	0	0	0.75%	34.5%
12/31/2018	3.17	92	292	1.25%	-2.0%	12/31/2018	3.30	31	101	1.00%	-1.8%	12/31/2018	3.42	0	0	0.75%	-1.5%
12/31/2017	3.24	81	262	1.25%	33.0%	12/31/2017	3.36	31	102	1.00%	33.3%	12/31/2017	3.48	0	0	0.75%	33.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.90	0	$0	0.50%	13.5%	12/31/2021	$8.27	0	$0	0.25%	13.8%	12/31/2021	$8.71	0	$0	0.00%	14.1%
12/31/2020	6.96	0	0	0.50%	45.2%	12/31/2020	7.27	0	0	0.25%	45.6%	12/31/2020	7.63	0	0	0.00%	46.0%
12/31/2019	4.79	0	0	0.50%	34.8%	12/31/2019	4.99	0	0	0.25%	35.1%	12/31/2019	5.23	0	0	0.00%	35.5%
12/31/2018	3.56	0	0	0.50%	-1.3%	12/31/2018	3.69	0	0	0.25%	-1.0%	12/31/2018	3.86	0	0	0.00%	-0.8%
12/31/2017	3.60	0	0	0.50%	34.0%	12/31/2017	3.73	0	0	0.25%	34.3%	12/31/2017	3.89	0	0	0.00%	34.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Health Care Fund Investor Class - 06-815

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$77,946	$75,296	1,937
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$77,941

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$77,941	19,246	$4.05
Band 100	-	-	4.24
Band 75	-	-	4.44
Band 50	-	-	4.64
Band 25	-	-	4.86
Band 0	-	-	5.25
Total	$77,941	19,246

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,006)
Net investment income (loss)			(1,006)

Gain (loss) on investments:
Net realized gain (loss)			4,012
Realized gain distributions			15,276
Net change in unrealized appreciation (depreciation)			(9,855)
Net gain (loss)			9,433

Increase (decrease) in net assets from operations			$8,427

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,006)	$(800)
Net realized gain (loss)		4,012	19,610
Realized gain distributions		15,276	4,374
Net change in unrealized appreciation (depreciation)		(9,855)	(15,681)

Increase (decrease) in net assets from operations		8,427	7,503

Contract owner transactions:
Proceeds from units sold		13,365	6,792
Cost of units redeemed		(16,877)	(186,579)
Account charges		(17)	(2)
Increase (decrease)		(3,529)	(179,789)
Net increase (decrease)		4,898	(172,286)
Net assets, beginning		73,043	245,329
Net assets, ending		$77,941	$73,043

Units sold		3,526	2,080
Units redeemed		(4,263)	(57,953)
Net increase (decrease)		(737)	(55,873)
Units outstanding, beginning		19,983	75,856
Units outstanding, ending		19,246	19,983

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,967,792
Cost of units redeemed/account charges			(7,690,346)
Net investment income (loss)			(80,833)
Net realized gain (loss)			314,963
Realized gain distributions			563,715
Net change in unrealized appreciation (depreciation)			2,650
Net assets			$77,941

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.05	19	$78	1.25%	10.8%	12/31/2021	$4.24	0	$0	1.00%	11.1%	12/31/2021	$4.44	0	$0	0.75%	11.3%
12/31/2020	3.66	20	73	1.25%	13.0%	12/31/2020	3.82	0	0	1.00%	13.3%	12/31/2020	3.98	0	0	0.75%	13.6%
12/31/2019	3.23	76	245	1.25%	30.4%	12/31/2019	3.37	0	0	1.00%	30.7%	12/31/2019	3.51	0	0	0.75%	31.0%
12/31/2018	2.48	99	247	1.25%	-0.8%	12/31/2018	2.58	0	0	1.00%	-0.5%	12/31/2018	2.68	0	0	0.75%	-0.3%
12/31/2017	2.50	82	205	1.25%	14.0%	12/31/2017	2.59	0	0	1.00%	14.3%	12/31/2017	2.69	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.64	0	$0	0.50%	11.6%	12/31/2021	$4.86	0	$0	0.25%	11.9%	12/31/2021	$5.25	0	$0	0.00%	12.2%
12/31/2020	4.16	0	0	0.50%	13.9%	12/31/2020	4.34	0	0	0.25%	14.2%	12/31/2020	4.68	0	0	0.00%	14.4%
12/31/2019	3.65	0	0	0.50%	31.3%	12/31/2019	3.80	0	0	0.25%	31.7%	12/31/2019	4.09	0	0	0.00%	32.0%
12/31/2018	2.78	0	0	0.50%	0.0%	12/31/2018	2.89	0	0	0.25%	0.2%	12/31/2018	3.10	0	0	0.00%	0.5%
12/31/2017	2.78	0	0	0.50%	14.9%	12/31/2017	2.88	0	0	0.25%	15.2%	12/31/2017	3.08	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.2%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Low Volatility Equity Yield Fund R5 Class - 06-229

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,061	$1,929	140
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,061

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,061	1,632	$1.26
Band 100	-	-	1.31
Band 75	-	-	1.36
Band 50	-	-	1.41
Band 25	-	-	1.46
Band 0	-	-	1.52
Total	$2,061	1,632

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$69
Mortality & expense charges			(24)
Net investment income (loss)			45

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			211
Net gain (loss)			211

Increase (decrease) in net assets from operations			$256

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45	$30
Net realized gain (loss)		-	(3)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		211	(134)

Increase (decrease) in net assets from operations		256	(107)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(7)	(14)
Account charges		-	-
Increase (decrease)		(7)	(14)
Net increase (decrease)		249	(121)
Net assets, beginning		1,812	1,933
Net assets, ending		$2,061	$1,812

Units sold		-	-
Units redeemed		-	(4)
Net increase (decrease)		-	(4)
Units outstanding, beginning		1,632	1,636
Units outstanding, ending		1,632	1,632

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,384,608
Cost of units redeemed/account charges			(3,307,198)
Net investment income (loss)			54,540
Net realized gain (loss)			(1,271,130)
Realized gain distributions			141,109
Net change in unrealized appreciation (depreciation)			132
Net assets			$2,061

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	2	$2	1.25%	13.7%	12/31/2021	$1.31	0	$0	1.00%	14.0%	12/31/2021	$1.36	0	$0	0.75%	14.3%
12/31/2020	1.11	2	2	1.25%	-6.0%	12/31/2020	1.15	0	0	1.00%	-5.8%	12/31/2020	1.19	0	0	0.75%	-5.5%
12/31/2019	1.18	2	2	1.25%	16.3%	12/31/2019	1.22	0	0	1.00%	16.6%	12/31/2019	1.26	0	0	0.75%	16.9%
12/31/2018	1.02	2	2	1.25%	-11.2%	12/31/2018	1.05	0	0	1.00%	-10.9%	12/31/2018	1.08	0	0	0.75%	-10.7%
12/31/2017	1.14	197	225	1.25%	14.8%	12/31/2017	1.17	0	0	1.00%	15.1%	12/31/2017	1.21	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	14.6%	12/31/2021	$1.46	0	$0	0.25%	14.9%	12/31/2021	$1.52	0	$0	0.00%	15.1%
12/31/2020	1.23	0	0	0.50%	-5.3%	12/31/2020	1.27	0	0	0.25%	-5.0%	12/31/2020	1.32	0	0	0.00%	-4.8%
12/31/2019	1.30	0	0	0.50%	17.2%	12/31/2019	1.34	0	0	0.25%	17.5%	12/31/2019	1.38	0	0	0.00%	17.8%
12/31/2018	1.11	0	0	0.50%	-10.5%	12/31/2018	1.14	0	0	0.25%	-10.3%	12/31/2018	1.17	0	0	0.00%	-10.0%
12/31/2017	1.24	0	0	0.50%	15.7%	12/31/2017	1.27	0	0	0.25%	16.0%	12/31/2017	1.31	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.6%
2020	2.7%
2019	2.6%
2018	1.2%
2017	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Value Opportunities Fund R Class - 06-813

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$122,114	$88,943	7,272
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$122,107

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,861	40,080	$2.42
Band 100	25,246	10,173	2.48
Band 75	-	-	2.55
Band 50	-	-	2.62
Band 25	-	-	2.69
Band 0	-	-	2.76
Total	$122,107	50,253

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$307
Mortality & expense charges			(1,464)
Net investment income (loss)			(1,157)

Gain (loss) on investments:
Net realized gain (loss)			8,588
Realized gain distributions			9,369
Net change in unrealized appreciation (depreciation)			18,852
Net gain (loss)			36,809

Increase (decrease) in net assets from operations			$35,652

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,157)	$(1,002)
Net realized gain (loss)		8,588	(570)
Realized gain distributions		9,369	-
Net change in unrealized appreciation (depreciation)		18,852	4,827

Increase (decrease) in net assets from operations		35,652	3,255

Contract owner transactions:
Proceeds from units sold		5,541	3,798
Cost of units redeemed		(25,711)	(5,527)
Account charges		(11)	(9)
Increase (decrease)		(20,181)	(1,738)
Net increase (decrease)		15,471	1,517
Net assets, beginning		106,636	105,119
Net assets, ending		$122,107	$106,636

Units sold		2,476	2,134
Units redeemed		(10,680)	(3,627)
Net increase (decrease)		(8,204)	(1,493)
Units outstanding, beginning		58,457	59,950
Units outstanding, ending		50,253	58,457

* Date of Fund Inception into Variable Account: 5 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$394,266
Cost of units redeemed/account charges			(367,031)
Net investment income (loss)			(11,462)
Net realized gain (loss)			5,006
Realized gain distributions			68,157
Net change in unrealized appreciation (depreciation)			33,171
Net assets			$122,107

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.42	40	$97	1.25%	33.4%	12/31/2021	$2.48	10	$25	1.00%	33.8%	12/31/2021	$2.55	0	$0	0.75%	34.1%
12/31/2020	1.81	41	75	1.25%	4.0%	12/31/2020	1.86	17	32	1.00%	4.2%	12/31/2020	1.90	0	0	0.75%	4.5%
12/31/2019	1.74	42	73	1.25%	28.0%	12/31/2019	1.78	18	32	1.00%	28.3%	12/31/2019	1.82	0	0	0.75%	28.7%
12/31/2018	1.36	88	119	1.25%	-21.0%	12/31/2018	1.39	14	20	1.00%	-20.8%	12/31/2018	1.41	0	0	0.75%	-20.6%
12/31/2017	1.72	85	146	1.25%	15.4%	12/31/2017	1.75	14	25	1.00%	15.7%	12/31/2017	1.78	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.62	0	$0	0.50%	34.4%	12/31/2021	$2.69	0	$0	0.25%	34.8%	12/31/2021	$2.76	0	$0	0.00%	35.1%
12/31/2020	1.95	0	0	0.50%	4.8%	12/31/2020	1.99	0	0	0.25%	5.0%	12/31/2020	2.04	0	0	0.00%	5.3%
12/31/2019	1.86	0	0	0.50%	29.0%	12/31/2019	1.90	0	0	0.25%	29.3%	12/31/2019	1.94	0	0	0.00%	29.6%
12/31/2018	1.44	0	0	0.50%	-20.4%	12/31/2018	1.47	0	0	0.25%	-20.2%	12/31/2018	1.50	0	0	0.00%	-20.0%
12/31/2017	1.81	0	0	0.50%	16.3%	12/31/2017	1.84	0	0	0.25%	16.6%	12/31/2017	1.87	0	0	0.00%	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Low Volatility Equity Yield Fund A Class - 06-465

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$123,385	$118,811	8,473
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$123,379

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$106,529	48,874	$2.18
Band 100	16,850	7,386	2.28
Band 75	-	-	2.39
Band 50	-	-	2.50
Band 25	-	-	2.62
Band 0	-	-	2.74
Total	$123,379	56,260

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,449
Mortality & expense charges			(1,584)
Net investment income (loss)			1,865

Gain (loss) on investments:
Net realized gain (loss)			(135)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,393
Net gain (loss)			14,258

Increase (decrease) in net assets from operations			$16,123

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:		$1,865	$1,065
Net investment income (loss)		(135)	(4,442)
Net realized gain (loss)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		14,393	(7,962)

Increase (decrease) in net assets from operations		16,123	(11,339)

Contract owner transactions:
Proceeds from units sold		-	4,534
Cost of units redeemed		(14,578)	(16,484)
Account charges		(15)	(29)
Increase (decrease)		(14,593)	(11,979)
Net increase (decrease)		1,530	(23,318)
Net assets, beginning		121,849	145,167
Net assets, ending		$123,379	$121,849

Units sold		(1)	2,341
Units redeemed		(6,628)	(9,653)
Net increase (decrease)		(6,629)	(7,312)
Units outstanding, beginning		62,889	70,201
Units outstanding, ending		56,260	62,889

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,878,646
Cost of units redeemed/account charges			(5,265,832)
Net investment income (loss)			292,722
Net realized gain (loss)			(402,070)
Realized gain distributions			615,339
Net change in unrealized appreciation (depreciation)			4,574
Net assets			$123,379

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.18	49	$107	1.25%	13.4%	12/31/2021	$2.28	7	$17	1.00%	13.7%	12/31/2021	$2.39	0	$0	0.75%	14.0%
12/31/2020	1.92	51	98	1.25%	-6.4%	12/31/2020	2.01	12	23	1.00%	-6.2%	12/31/2020	2.09	0	0	0.75%	-5.9%
12/31/2019	2.05	58	120	1.25%	15.9%	12/31/2019	2.14	12	26	1.00%	16.2%	12/31/2019	2.23	0	0	0.75%	16.5%
12/31/2018	1.77	62	110	1.25%	-11.6%	12/31/2018	1.84	13	24	1.00%	-11.4%	12/31/2018	1.91	0	0	0.75%	-11.1%
12/31/2017	2.00	62	125	1.25%	14.4%	12/31/2017	2.08	29	60	1.00%	14.7%	12/31/2017	2.15	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.50	0	$0	0.50%	14.3%	12/31/2021	$2.62	0	$0	0.25%	14.6%	12/31/2021	$2.74	0	$0	0.00%	14.8%
12/31/2020	2.19	0	0	0.50%	-5.7%	12/31/2020	2.28	0	0	0.25%	-5.5%	12/31/2020	2.39	0	0	0.00%	-5.2%
12/31/2019	2.32	0	0	0.50%	16.8%	12/31/2019	2.42	0	0	0.25%	17.1%	12/31/2019	2.52	0	0	0.00%	17.3%
12/31/2018	1.99	0	0	0.50%	-10.9%	12/31/2018	2.06	0	0	0.25%	-10.7%	12/31/2018	2.15	0	0	0.00%	-10.5%
12/31/2017	2.23	0	0	0.50%	15.3%	12/31/2017	2.31	0	0	0.25%	15.6%	12/31/2017	2.40	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.8%
2020	1.9%
2019	2.2%
2018	1.8%
2017	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Value Opportunities Fund A Class - 06-814

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,040	$2,399	178
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3,040

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,040	1,260	$2.41
Band 100	-	-	2.48
Band 75	-	-	2.55
Band 50	-	-	2.61
Band 25	-	-	2.69
Band 0	-	-	2.76
Total	$3,040	1,260

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16
Mortality & expense charges			(52)
Net investment income (loss)			(36)

Gain (loss) on investments:
Net realized gain (loss)			727
Realized gain distributions			228
Net change in unrealized appreciation (depreciation)			199
Net gain (loss)			1,154

Increase (decrease) in net assets from operations			$1,118

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(36)	$(28)
Net realized gain (loss)		727	(6)
Realized gain distributions		228	-
Net change in unrealized appreciation (depreciation)		199	321

Increase (decrease) in net assets from operations		1,118	287

Contract owner transactions:
Proceeds from units sold		481	579
Cost of units redeemed		(2,601)	-
Account charges		(9)	-
Increase (decrease)		(2,129)	579
Net increase (decrease)		(1,011)	866
Net assets, beginning		4,051	3,185
Net assets, ending		$3,040	$4,051

Units sold		219	407
Units redeemed		(1,207)	-
Net increase (decrease)		(988)	407
Units outstanding, beginning		2,248	1,841
Units outstanding, ending		1,260	2,248

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$532,161
Cost of units redeemed/account charges			(653,612)
Net investment income (loss)			(4,204)
Net realized gain (loss)			119,219
Realized gain distributions			8,835
Net change in unrealized appreciation (depreciation)			641
Net assets			$3,040

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.41	1	$3	1.25%	33.9%	12/31/2021	$2.48	0	$0	1.00%	34.2%	12/31/2021	$2.55	0	$0	0.75%	34.6%
12/31/2020	1.80	2	4	1.25%	4.2%	12/31/2020	1.85	0	0	1.00%	4.4%	12/31/2020	1.89	0	0	0.75%	4.7%
12/31/2019	1.73	2	3	1.25%	28.3%	12/31/2019	1.77	0	0	1.00%	28.6%	12/31/2019	1.81	0	0	0.75%	28.9%
12/31/2018	1.35	2	2	1.25%	-20.7%	12/31/2018	1.38	0	0	1.00%	-20.5%	12/31/2018	1.40	0	0	0.75%	-20.3%
12/31/2017	1.70	9	15	1.25%	15.7%	12/31/2017	1.73	0	0	1.00%	15.9%	12/31/2017	1.76	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.61	0	$0	0.50%	34.9%	12/31/2021	$2.69	0	$0	0.25%	35.3%	12/31/2021	$2.76	0	$0	0.00%	35.6%
12/31/2020	1.94	0	0	0.50%	5.0%	12/31/2020	1.99	0	0	0.25%	5.2%	12/31/2020	2.03	0	0	0.00%	5.5%
12/31/2019	1.85	0	0	0.50%	29.2%	12/31/2019	1.89	0	0	0.25%	29.6%	12/31/2019	1.93	0	0	0.00%	29.9%
12/31/2018	1.43	0	0	0.50%	-20.1%	12/31/2018	1.46	0	0	0.25%	-19.9%	12/31/2018	1.48	0	0	0.00%	-19.7%
12/31/2017	1.79	0	0	0.50%	16.5%	12/31/2017	1.82	0	0	0.25%	16.8%	12/31/2017	1.85	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.2%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco International Growth Fund R Class - 06-193

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,603	$16,558	549
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$14,613

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,613	8,448	$1.73
Band 100	-	-	1.80
Band 75	-	-	1.87
Band 50	-	-	1.94
Band 25	-	-	2.01
Band 0	-	-	2.09
Total	$14,613	8,448

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$195
Mortality & expense charges			(571)
Net investment income (loss)			(376)

Gain (loss) on investments:
Net realized gain (loss)			4,770
Realized gain distributions			2,769
Net change in unrealized appreciation (depreciation)			(5,032)
Net gain (loss)			2,507

Increase (decrease) in net assets from operations			$2,131

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(376)	$(449)
Net realized gain (loss)		4,770	248
Realized gain distributions		2,769	6,950
Net change in unrealized appreciation (depreciation)		(5,032)	(363)

Increase (decrease) in net assets from operations		2,131	6,386

Contract owner transactions:
Proceeds from units sold		3,176	6,952
Cost of units redeemed		(56,787)	(24,396)
Account charges		(2)	(8)
Increase (decrease)		(53,613)	(17,452)
Net increase (decrease)		(51,482)	(11,066)
Net assets, beginning		66,095	77,161
Net assets, ending		$14,613	$66,095

Units sold		12,503	4,893
Units redeemed		(43,784)	(16,949)
Net increase (decrease)		(31,281)	(12,056)
Units outstanding, beginning		39,729	51,785
Units outstanding, ending		8,448	39,729

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,253,925
Cost of units redeemed/account charges			(2,378,854)
Net investment income (loss)			(9,251)
Net realized gain (loss)			90,023
Realized gain distributions			60,725
Net change in unrealized appreciation (depreciation)			(1,955)
Net assets			$14,613

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.73	8	$15	1.25%	4.0%	12/31/2021	$1.80	0	$0	1.00%	4.2%	12/31/2021	$1.87	0	$0	0.75%	4.5%
12/31/2020	1.66	40	66	1.25%	11.7%	12/31/2020	1.72	0	0	1.00%	11.9%	12/31/2020	1.79	0	0	0.75%	12.2%
12/31/2019	1.49	52	77	1.25%	26.1%	12/31/2019	1.54	0	0	1.00%	26.4%	12/31/2019	1.59	0	0	0.75%	26.7%
12/31/2018	1.18	137	162	1.25%	-16.6%	12/31/2018	1.22	0	0	1.00%	-16.4%	12/31/2018	1.26	0	0	0.75%	-16.2%
12/31/2017	1.42	129	183	1.25%	20.8%	12/31/2017	1.46	0	0	1.00%	21.1%	12/31/2017	1.50	0	0	0.75%	21.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.94	0	$0	0.50%	4.7%	12/31/2021	$2.01	0	$0	0.25%	5.0%	12/31/2021	$2.09	0	$0	0.00%	5.3%
12/31/2020	1.85	0	0	0.50%	12.5%	12/31/2020	1.92	0	0	0.25%	12.8%	12/31/2020	1.99	0	0	0.00%	13.1%
12/31/2019	1.64	0	0	0.50%	27.0%	12/31/2019	1.70	0	0	0.25%	27.3%	12/31/2019	1.76	0	0	0.00%	27.7%
12/31/2018	1.29	0	0	0.50%	-16.0%	12/31/2018	1.34	0	0	0.25%	-15.7%	12/31/2018	1.38	11	15	0.00%	-15.5%
12/31/2017	1.54	0	0	0.50%	21.7%	12/31/2017	1.58	0	0	0.25%	22.0%	12/31/2017	1.63	10	16	0.00%	22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.5%
2019	1.0%
2018	0.6%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco International Growth Fund R5 Class - 06-192

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$607,705	$691,335	21,861
Receivables: investments sold	268
Payables: investments purchased	-
Net assets	$607,973

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$607,973	319,949	$1.90
Band 100	-	-	1.97
Band 75	-	-	2.05
Band 50	-	-	2.13
Band 25	-	-	2.21
Band 0	-	-	2.30
Total	$607,973	319,949

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11,480
Mortality & expense charges			(7,352)
Net investment income (loss)			4,128

Gain (loss) on investments:
Net realized gain (loss)			2,871
Realized gain distributions			110,782
Net change in unrealized appreciation (depreciation)			(91,475)
Net gain (loss)			22,178

Increase (decrease) in net assets from operations			$26,306

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,128	$643
Net realized gain (loss)		2,871	(1,453)
Realized gain distributions		110,782	57,821
Net change in unrealized appreciation (depreciation)		(91,475)	7,384

Increase (decrease) in net assets from operations		26,306	64,395

Contract owner transactions:
Proceeds from units sold		65,207	87,750
Cost of units redeemed		(69,447)	(47,969)
Account charges		(48)	(261)
Increase (decrease)		(4,288)	39,520
Net increase (decrease)		22,018	103,915
Net assets, beginning		585,955	482,040
Net assets, ending		$607,973	$585,955

Units sold		34,476	56,039
Units redeemed		(36,936)	(31,575)
Net increase (decrease)		(2,460)	24,464
Units outstanding, beginning		322,409	297,945
Units outstanding, ending		319,949	322,409

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,885,618
Cost of units redeemed/account charges			(17,001,957)
Net investment income (loss)			378,921
Net realized gain (loss)			442,394
Realized gain distributions			986,627
Net change in unrealized appreciation (depreciation)			(83,630)
Net assets			$607,973

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.90	320	$608	1.25%	4.6%	12/31/2021	$1.97	0	$0	1.00%	4.8%	12/31/2021	$2.05	0	$0	0.75%	5.1%
12/31/2020	1.82	322	586	1.25%	12.3%	12/31/2020	1.88	0	0	1.00%	12.6%	12/31/2020	1.95	0	0	0.75%	12.9%
12/31/2019	1.62	298	482	1.25%	26.8%	12/31/2019	1.67	0	0	1.00%	27.1%	12/31/2019	1.73	0	0	0.75%	27.5%
12/31/2018	1.28	2,761	3,522	1.25%	-16.1%	12/31/2018	1.32	0	0	1.00%	-15.9%	12/31/2018	1.36	0	0	0.75%	-15.7%
12/31/2017	1.52	2,213	3,365	1.25%	21.5%	12/31/2017	1.56	0	0	1.00%	21.8%	12/31/2017	1.61	0	0	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.13	0	$0	0.50%	5.3%	12/31/2021	$2.21	0	$0	0.25%	5.6%	12/31/2021	$2.30	0	$0	0.00%	5.9%
12/31/2020	2.02	0	0	0.50%	13.2%	12/31/2020	2.09	0	0	0.25%	13.5%	12/31/2020	2.17	0	0	0.00%	13.7%
12/31/2019	1.79	0	0	0.50%	27.8%	12/31/2019	1.85	0	0	0.25%	28.1%	12/31/2019	1.91	0	0	0.00%	28.4%
12/31/2018	1.40	0	0	0.50%	-15.5%	12/31/2018	1.44	0	0	0.25%	-15.3%	12/31/2018	1.49	1,145	1,702	0.00%	-15.1%
12/31/2017	1.65	0	0	0.50%	22.4%	12/31/2017	1.70	0	0	0.25%	22.7%	12/31/2017	1.75	1,233	2,157	0.00%	23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.2%
2019	1.8%
2018	1.2%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Diversified Dividend Fund R6 Class - 06-CXV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,608,428	$28,904,024	1,430,137
Receivables: investments sold	-
Payables: investments purchased	(48,574)
Net assets	$28,559,854

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,840,880	19,432,538	$1.43
Band 100	-	-	1.45
Band 75	718,974	489,293	1.47
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$28,559,854	19,921,831

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$623,571
Mortality & expense charges			(333,987)
Net investment income (loss)			289,584

Gain (loss) on investments:
Net realized gain (loss)			455,649
Realized gain distributions			3,982,787
Net change in unrealized appreciation (depreciation)			(523,332)
Net gain (loss)			3,915,104

Increase (decrease) in net assets from operations			$4,204,688

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$289,584	$189,040
Net realized gain (loss)		455,649	(162,944)
Realized gain distributions		3,982,787	192,000
Net change in unrealized appreciation (depreciation)		(523,332)	(258,888)

Increase (decrease) in net assets from operations		4,204,688	(40,792)

Contract owner transactions:
Proceeds from units sold		18,011,535	1,894,268
Cost of units redeemed		(6,345,989)	(2,071,495)
Account charges		(5,532)	(3,918)
Increase (decrease)		11,660,014	(181,145)
Net increase (decrease)		15,864,702	(221,937)
Net assets, beginning		12,695,152	12,917,089
Net assets, ending		$28,559,854	$12,695,152

Units sold		14,321,540	1,817,475
Units redeemed		(4,836,917)	(1,926,303)
Net increase (decrease)		9,484,623	(108,828)
Units outstanding, beginning		10,437,208	10,546,036
Units outstanding, ending		19,921,831	10,437,208

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$39,391,604
Cost of units redeemed/account charges			(16,484,422)
Net investment income (loss)			778,101
Net realized gain (loss)			242,950
Realized gain distributions			4,927,217
Net change in unrealized appreciation (depreciation)			(295,596)
Net assets			$28,559,854

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	19,433	$27,841	1.25%	17.9%	12/31/2021	$1.45	0	$0	1.00%	18.2%	12/31/2021	$1.47	489	$719	0.75%	18.5%
12/31/2020	1.22	9,950	12,091	1.25%	-0.7%	12/31/2020	1.23	0	0	1.00%	-0.5%	12/31/2020	1.24	487	604	0.75%	-0.2%
12/31/2019	1.22	9,965	12,195	1.25%	24.0%	12/31/2019	1.23	0	0	1.00%	24.3%	12/31/2019	1.24	581	722	0.75%	24.6%
12/31/2018	0.99	6,496	6,410	1.25%	-8.6%	12/31/2018	0.99	0	0	1.00%	-8.4%	12/31/2018	1.00	632	630	0.75%	-8.1%
12/31/2017	1.08	6,372	6,880	1.25%	7.3%	12/31/2017	1.08	0	0	1.00%	7.6%	12/31/2017	1.09	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	0.50%	18.8%	12/31/2021	$1.51	0	$0	0.25%	19.1%	12/31/2021	$1.53	0	$0	0.00%	19.4%
12/31/2020	1.25	0	0	0.50%	0.0%	12/31/2020	1.27	0	0	0.25%	0.3%	12/31/2020	1.28	0	0	0.00%	0.5%
12/31/2019	1.25	0	0	0.50%	25.0%	12/31/2019	1.26	0	0	0.25%	25.3%	12/31/2019	1.27	0	0	0.00%	25.6%
12/31/2018	1.00	0	0	0.50%	-7.9%	12/31/2018	1.01	0	0	0.25%	-7.7%	12/31/2018	1.01	0	0	0.00%	-7.4%
12/31/2017	1.09	0	0	0.50%	8.1%	12/31/2017	1.09	0	0	0.25%	8.4%	12/31/2017	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.0%
2020	2.6%
2019	2.7%
2018	3.0%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco International Growth Fund R6 Class - 06-CXW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3)
Net investment income (loss)			(3)

Gain (loss) on investments:
Net realized gain (loss)			42
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			101
Net gain (loss)			143

Increase (decrease) in net assets from operations			$140

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3)	$3
Net realized gain (loss)		42	(6)
Realized gain distributions		-	208
Net change in unrealized appreciation (depreciation)		101	21

Increase (decrease) in net assets from operations		140	226

Contract owner transactions:
Proceeds from units sold		2	47
Cost of units redeemed		(2,227)	-
Account charges		-	(7)
Increase (decrease)		(2,225)	40
Net increase (decrease)		(2,085)	266
Net assets, beginning		2,085	1,819
Net assets, ending		$-	$2,085

Units sold		2	32
Units redeemed		(1,418)	(5)
Net increase (decrease)		(1,416)	27
Units outstanding, beginning		1,416	1,389
Units outstanding, ending		-	1,416

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,849
Cost of units redeemed/account charges			(11,118)
Net investment income (loss)			(63)
Net realized gain (loss)			(1,128)
Realized gain distributions			460
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	1.25%	4.6%	12/31/2021	$1.56	0	$0	1.00%	4.9%	12/31/2021	$1.58	0	$0	0.75%	5.1%
12/31/2020	1.47	1	2	1.25%	12.4%	12/31/2020	1.49	0	0	1.00%	12.7%	12/31/2020	1.50	0	0	0.75%	13.0%
12/31/2019	1.31	1	2	1.25%	26.9%	12/31/2019	1.32	0	0	1.00%	27.3%	12/31/2019	1.33	0	0	0.75%	27.6%
12/31/2018	1.03	1	1	1.25%	-16.0%	12/31/2018	1.04	0	0	1.00%	-15.8%	12/31/2018	1.04	0	0	0.75%	-15.6%
12/31/2017	1.23	0	0	1.25%	21.6%	12/31/2017	1.23	0	0	1.00%	21.9%	12/31/2017	1.23	0	0	0.75%	22.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	0	$0	0.50%	5.4%	12/31/2021	$1.62	0	$0	0.25%	5.7%	12/31/2021	$1.64	0	$0	0.00%	5.9%
12/31/2020	1.52	0	0	0.50%	13.3%	12/31/2020	1.53	0	0	0.25%	13.6%	12/31/2020	1.55	0	0	0.00%	13.9%
12/31/2019	1.34	0	0	0.50%	27.9%	12/31/2019	1.35	0	0	0.25%	28.2%	12/31/2019	1.36	0	0	0.00%	28.5%
12/31/2018	1.05	0	0	0.50%	-15.4%	12/31/2018	1.05	0	0	0.25%	-15.2%	12/31/2018	1.06	0	0	0.00%	-15.0%
12/31/2017	1.24	0	0	0.50%	22.5%	12/31/2017	1.24	0	0	0.25%	22.9%	12/31/2017	1.24	0	0	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.2%
2019	2.4%
2018	2.8%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Small Cap Growth Fund R6 Class - 06-CXX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,351,386	$8,177,117	180,093
Receivables: investments sold	102,212
Payables: investments purchased	-
Net assets	$8,453,598

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,453,598	3,806,859	$2.22
Band 100	-	-	2.25
Band 75	-	-	2.28
Band 50	-	-	2.31
Band 25	-	-	2.34
Band 0	-	-	2.37
Total	$8,453,598	3,806,859

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(101,293)
Net investment income (loss)			(101,293)

Gain (loss) on investments:
Net realized gain (loss)			280,799
Realized gain distributions			1,920,849
Net change in unrealized appreciation (depreciation)			(1,669,424)
Net gain (loss)			532,224

Increase (decrease) in net assets from operations			$430,931

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(101,293)	$(63,624)
Net realized gain (loss)		280,799	11,276
Realized gain distributions		1,920,849	769,885
Net change in unrealized appreciation (depreciation)		(1,669,424)	1,967,811

Increase (decrease) in net assets from operations		430,931	2,685,348

Contract owner transactions:
Proceeds from units sold		1,760,649	1,576,832
Cost of units redeemed		(1,009,571)	(1,296,231)
Account charges		(9,125)	(6,648)
Increase (decrease)		741,953	273,953
Net increase (decrease)		1,172,884	2,959,301
Net assets, beginning		7,280,714	4,321,413
Net assets, ending		$8,453,598	$7,280,714

Units sold		785,866	1,132,404
Units redeemed		(469,347)	(868,557)
Net increase (decrease)		316,519	263,847
Units outstanding, beginning		3,490,340	3,226,493
Units outstanding, ending		3,806,859	3,490,340

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,993,418
Cost of units redeemed/account charges			(3,756,779)
Net investment income (loss)			(203,249)
Net realized gain (loss)			232,307
Realized gain distributions			3,013,632
Net change in unrealized appreciation (depreciation)			174,269
Net assets			$8,453,598

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.22	3,807	$8,454	1.25%	6.5%	12/31/2021	$2.25	0	$0	1.00%	6.7%	12/31/2021	$2.28	0	$0	0.75%	7.0%
12/31/2020	2.09	3,490	7,281	1.25%	55.7%	12/31/2020	2.11	0	0	1.00%	56.1%	12/31/2020	2.13	0	0	0.75%	56.5%
12/31/2019	1.34	3,226	4,321	1.25%	23.3%	12/31/2019	1.35	0	0	1.00%	23.6%	12/31/2019	1.36	0	0	0.75%	23.9%
12/31/2018	1.09	1,167	1,268	1.25%	-9.7%	12/31/2018	1.09	0	0	1.00%	-9.5%	12/31/2018	1.10	0	0	0.75%	-9.3%
12/31/2017	1.20	44	53	1.25%	23.9%	12/31/2017	1.21	0	0	1.00%	24.2%	12/31/2017	1.21	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.31	0	$0	0.50%	7.3%	12/31/2021	$2.34	0	$0	0.25%	7.5%	12/31/2021	$2.37	0	$0	0.00%	7.8%
12/31/2020	2.15	0	0	0.50%	56.9%	12/31/2020	2.17	0	0	0.25%	57.3%	12/31/2020	2.19	0	0	0.00%	57.7%
12/31/2019	1.37	0	0	0.50%	24.2%	12/31/2019	1.38	0	0	0.25%	24.5%	12/31/2019	1.39	0	0	0.00%	24.9%
12/31/2018	1.10	0	0	0.50%	-9.0%	12/31/2018	1.11	0	0	0.25%	-8.8%	12/31/2018	1.11	0	0	0.00%	-8.6%
12/31/2017	1.21	0	0	0.50%	24.9%	12/31/2017	1.22	0	0	0.25%	25.2%	12/31/2017	1.22	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Floating Rate ESG R6 Class - 06-FXV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$448,908	$448,821	67,989
Receivables: investments sold	46,058
Payables: investments purchased	-
Net assets	$494,966

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$494,966	436,858	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$494,966	436,858

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11,574
Mortality & expense charges			(3,260)
Net investment income (loss)			8,314

Gain (loss) on investments:
Net realized gain (loss)			141
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			87
Net gain (loss)			228

Increase (decrease) in net assets from operations			$8,542

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,314	$-
Net realized gain (loss)		141	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		87	-

Increase (decrease) in net assets from operations		8,542	-

Contract owner transactions:
Proceeds from units sold		503,648	-
Cost of units redeemed		(17,142)	-
Account charges		(82)	-
Increase (decrease)		486,424	-
Net increase (decrease)		494,966	-
Net assets, beginning		-	-
Net assets, ending		$494,966	$-

Units sold		452,080	-
Units redeemed		(15,222)	-
Net increase (decrease)		436,858	-
Units outstanding, beginning		-	-
Units outstanding, ending		436,858	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$503,648
Cost of units redeemed/account charges			(17,224)
Net investment income (loss)			8,314
Net realized gain (loss)			141
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			87
Net assets			$494,966

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.13	437	$495	1.25%	5.1%	12/31/2021	$1.15	0	$0	1.00%	5.3%	12/31/2021	$1.16	0	$0	0.75%	5.6%
12/31/2020	1.08	0	0	1.25%	0.6%	12/31/2020	1.09	0	0	1.00%	0.9%	12/31/2020	1.10	0	0	0.75%	1.1%
12/31/2019	1.07	0	0	1.25%	6.3%	12/31/2019	1.08	0	0	1.00%	6.6%	12/31/2019	1.09	0	0	0.75%	6.8%
12/31/2018	1.01	0	0	1.25%	-1.1%	12/31/2018	1.01	0	0	1.00%	-0.9%	12/31/2018	1.02	0	0	0.75%	-0.6%
12/31/2017	1.02	0	0	1.25%	2.0%	12/31/2017	1.02	0	0	1.00%	2.1%	12/31/2017	1.02	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	0.50%	5.8%	12/31/2021	$1.19	0	$0	0.25%	6.1%	12/31/2021	$1.20	0	$0	0.00%	6.4%
12/31/2020	1.11	0	0	0.50%	1.4%	12/31/2020	1.12	0	0	0.25%	1.6%	12/31/2020	1.13	0	0	0.00%	1.9%
12/31/2019	1.09	0	0	0.50%	7.1%	12/31/2019	1.10	0	0	0.25%	7.4%	12/31/2019	1.11	0	0	0.00%	7.6%
12/31/2018	1.02	0	0	0.50%	-0.4%	12/31/2018	1.02	0	0	0.25%	-0.1%	12/31/2018	1.03	0	0	0.00%	0.1%
12/31/2017	1.02	0	0	0.50%	2.4%	12/31/2017	1.03	0	0	0.25%	2.5%	12/31/2017	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.7%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Core Plus Bond Fund R6 Class - 06-3G7

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,039	$29,894	4,343
Receivables: investments sold	18,908
Payables: investments purchased	-
Net assets	$47,947

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,947	41,050	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$47,947	41,050

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$239
Mortality & expense charges			(131)
Net investment income (loss)			108

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			280
Net change in unrealized appreciation (depreciation)			(855)
Net gain (loss)			(579)

Increase (decrease) in net assets from operations			$(471)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$108	$-
Net realized gain (loss)		(4)	-
Realized gain distributions		280	-
Net change in unrealized appreciation (depreciation)		(855)	-

Increase (decrease) in net assets from operations		(471)	-

Contract owner transactions:
Proceeds from units sold		49,738	-
Cost of units redeemed		(1,300)	-
Account charges		(20)	-
Increase (decrease)		48,418	-
Net increase (decrease)		47,947	-
Net assets, beginning		-	-
Net assets, ending		$47,947	$-

Units sold		42,163	-
Units redeemed		(1,113)	-
Net increase (decrease)		41,050	-
Units outstanding, beginning		-	-
Units outstanding, ending		41,050	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$49,738
Cost of units redeemed/account charges			(1,320)
Net investment income (loss)			108
Net realized gain (loss)			(4)
Realized gain distributions			280
Net change in unrealized appreciation (depreciation)			(855)
Net assets			$47,947

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	41	$48	1.25%	-1.6%	12/31/2021	$1.18	0	$0	1.00%	-1.4%	12/31/2021	$1.19	0	$0	0.75%	-1.1%
12/31/2020	1.19	0	0	1.25%	8.7%	12/31/2020	1.19	0	0	1.00%	9.0%	12/31/2020	1.20	0	0	0.75%	9.3%
12/31/2019	1.09	0	0	1.25%	10.1%	12/31/2019	1.10	0	0	1.00%	10.4%	12/31/2019	1.10	0	0	0.75%	10.7%
12/31/2018	0.99	0	0	1.25%	-0.9%	12/31/2018	0.99	0	0	1.00%	-0.8%	12/31/2018	0.99	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	0	$0	0.50%	-0.9%	12/31/2021	$1.21	0	$0	0.25%	-0.6%	12/31/2021	$1.22	0	$0	0.00%	-0.4%
12/31/2020	1.21	0	0	0.50%	9.5%	12/31/2020	1.22	0	0	0.25%	9.8%	12/31/2020	1.22	0	0	0.00%	10.1%
12/31/2019	1.10	0	0	0.50%	11.0%	12/31/2019	1.11	0	0	0.25%	11.2%	12/31/2019	1.11	0	0	0.00%	11.5%
12/31/2018	0.99	0	0	0.50%	-0.5%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Technology Fund Investor Class - 06-805

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,786	$56,584	1,099
Receivables: investments sold	151
Payables: investments purchased	-
Net assets	$65,937

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,937	19,817	$3.33
Band 100	-	-	3.48
Band 75	-	-	3.65
Band 50	-	-	3.82
Band 25	-	-	3.99
Band 0	-	-	4.31
Total	$65,937	19,817

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,034)
Net investment income (loss)			(1,034)

Gain (loss) on investments:
Net realized gain (loss)			23,118
Realized gain distributions			14,004
Net change in unrealized appreciation (depreciation)			(24,415)
Net gain (loss)			12,707

Increase (decrease) in net assets from operations			$11,673

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,034)	$(1,042)
Net realized gain (loss)		23,118	85
Realized gain distributions		14,004	7,180
Net change in unrealized appreciation (depreciation)		(24,415)	25,878

Increase (decrease) in net assets from operations		11,673	32,101

Contract owner transactions:
Proceeds from units sold		13,040	9,100
Cost of units redeemed		(68,128)	(71)
Account charges		-	(6)
Increase (decrease)		(55,088)	9,023
Net increase (decrease)		(43,415)	41,124
Net assets, beginning		109,352	68,228
Net assets, ending		$65,937	$109,352

Units sold		4,032	3,753
Units redeemed		(21,304)	(45)
Net increase (decrease)		(17,272)	3,708
Units outstanding, beginning		37,089	33,381
Units outstanding, ending		19,817	37,089

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,067,276
Cost of units redeemed/account charges			(1,184,550)
Net investment income (loss)			(28,785)
Net realized gain (loss)			143,047
Realized gain distributions			59,747
Net change in unrealized appreciation (depreciation)			9,202
Net assets			$65,937

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.33	20	$66	1.25%	12.9%	12/31/2021	$3.48	0	$0	1.00%	13.1%	12/31/2021	$3.65	0	$0	0.75%	13.4%
12/31/2020	2.95	37	109	1.25%	44.3%	12/31/2020	3.08	0	0	1.00%	44.6%	12/31/2020	3.21	0	0	0.75%	45.0%
12/31/2019	2.04	33	68	1.25%	33.9%	12/31/2019	2.13	0	0	1.00%	34.3%	12/31/2019	2.22	0	0	0.75%	34.6%
12/31/2018	1.53	26	40	1.25%	-1.9%	12/31/2018	1.59	0	0	1.00%	-1.7%	12/31/2018	1.65	0	0	0.75%	-1.4%
12/31/2017	1.56	44	68	1.25%	33.1%	12/31/2017	1.61	0	0	1.00%	33.4%	12/31/2017	1.67	0	0	0.75%	33.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.82	0	$0	0.50%	13.7%	12/31/2021	$3.99	0	$0	0.25%	14.0%	12/31/2021	$4.31	0	$0	0.00%	14.3%
12/31/2020	3.36	0	0	0.50%	45.3%	12/31/2020	3.50	0	0	0.25%	45.7%	12/31/2020	3.77	0	0	0.00%	46.1%
12/31/2019	2.31	0	0	0.50%	34.9%	12/31/2019	2.40	0	0	0.25%	35.3%	12/31/2019	2.58	0	0	0.00%	35.6%
12/31/2018	1.71	0	0	0.50%	-1.2%	12/31/2018	1.78	0	0	0.25%	-0.9%	12/31/2018	1.91	0	0	0.00%	-0.7%
12/31/2017	1.73	0	0	0.50%	34.1%	12/31/2017	1.79	0	0	0.25%	34.4%	12/31/2017	1.92	0	0	0.00%	34.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Equally-Weighted S&P 500 Fund R6 Class - 06-46C (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.54
Band 25	-	-	1.55
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	1.25%	27.8%	12/31/2021	$1.52	0	$0	1.00%	28.1%	12/31/2021	$1.53	0	$0	0.75%	28.4%
12/31/2020	1.18	0	0	1.25%	11.4%	12/31/2020	1.19	0	0	1.00%	11.6%	12/31/2020	1.19	0	0	0.75%	11.9%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	28.8%	12/31/2021	$1.55	0	$0	0.25%	29.1%	12/31/2021	$1.56	0	$0	0.00%	29.4%
12/31/2020	1.19	0	0	0.50%	12.2%	12/31/2020	1.20	0	0	0.25%	12.5%	12/31/2020	1.20	0	0	0.00%	12.8%
12/31/2019	1.07	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Corporate Bond Fund R6 Class - 06-3W4

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,240	$20,809	2,722
Receivables: investments sold	529
Payables: investments purchased	-
Net assets	$20,769

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,769	17,273	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.24
Total	$20,769	17,273

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$588
Mortality & expense charges			(236)
Net investment income (loss)			352

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			408
Net change in unrealized appreciation (depreciation)			(846)
Net gain (loss)			(437)

Increase (decrease) in net assets from operations			$(85)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$352	$156
Net realized gain (loss)		1	2
Realized gain distributions		408	477
Net change in unrealized appreciation (depreciation)		(846)	277

Increase (decrease) in net assets from operations		(85)	912

Contract owner transactions:
Proceeds from units sold		3,459	16,527
Cost of units redeemed		(29)	-
Account charges		(9)	(6)
Increase (decrease)		3,421	16,521
Net increase (decrease)		3,336	17,433
Net assets, beginning		17,433	-
Net assets, ending		$20,769	$17,433

Units sold		2,888	14,421
Units redeemed		(31)	(5)
Net increase (decrease)		2,857	14,416
Units outstanding, beginning		14,416	-
Units outstanding, ending		17,273	14,416

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$19,986
Cost of units redeemed/account charges			(44)
Net investment income (loss)			508
Net realized gain (loss)			3
Realized gain distributions			885
Net change in unrealized appreciation (depreciation)			(569)
Net assets			$20,769

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	17	$21	1.25%	-0.6%	12/31/2021	$1.21	0	$0	1.00%	-0.3%	12/31/2021	$1.22	0	$0	0.75%	-0.1%
12/31/2020	1.21	14	17	1.25%	10.5%	12/31/2020	1.21	0	0	1.00%	10.8%	12/31/2020	1.22	0	0	0.75%	11.1%
12/31/2019	1.09	0	0	1.25%	9.4%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	0.50%	0.2%	12/31/2021	$1.24	0	$0	0.25%	0.4%	12/31/2021	$1.24	0	$0	0.00%	0.7%
12/31/2020	1.23	0	0	0.50%	11.4%	12/31/2020	1.23	0	0	0.25%	11.6%	12/31/2020	1.24	0	0	0.00%	11.9%
12/31/2019	1.10	0	0	0.50%	10.1%	12/31/2019	1.10	0	0	0.25%	10.3%	12/31/2019	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.1%
2020	2.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Small Company R6 Class - 06-4FY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(23)
Net investment income (loss)			(23)

Gain (loss) on investments:
Net realized gain (loss)			344
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			344

Increase (decrease) in net assets from operations			$321

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23)	$-
Net realized gain (loss)		344	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		321	-

Contract owner transactions:
Proceeds from units sold		94,992	-
Cost of units redeemed		(95,313)	-
Account charges		-	-
Increase (decrease)		(321)	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		79,425	-
Units redeemed		(79,425)	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$94,992
Cost of units redeemed/account charges			(95,313)
Net investment income (loss)			(23)
Net realized gain (loss)			344
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	1.25%	17.4%	12/31/2021	$1.27	0	$0	1.00%	17.7%	12/31/2021	$1.27	0	$0	0.75%	18.0%
12/31/2020	1.07	0	0	1.25%	9.3%	12/31/2020	1.08	0	0	1.00%	9.6%	12/31/2020	1.08	0	0	0.75%	9.8%
12/31/2019	0.98	0	0	1.25%	-1.7%	12/31/2019	0.98	0	0	1.00%	-1.7%	12/31/2019	0.98	0	0	0.75%	-1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	0	$0	0.50%	18.3%	12/31/2021	$1.29	0	$0	0.25%	18.6%	12/31/2021	$1.29	0	$0	0.00%	18.9%
12/31/2020	1.08	0	0	0.50%	10.1%	12/31/2020	1.09	0	0	0.25%	10.4%	12/31/2020	1.09	0	0	0.00%	10.7%
12/31/2019	0.98	0	0	0.50%	-1.6%	12/31/2019	0.98	0	0	0.25%	-1.6%	12/31/2019	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco American Value R6 Retirement Class - 06-4HF (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.13
Band 100	-	-	2.14
Band 75	-	-	2.15
Band 50	-	-	2.16
Band 25	-	-	2.17
Band 0	-	-	2.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.13	0	$0	1.25%	26.4%	12/31/2021	$2.14	0	$0	1.00%	26.7%	12/31/2021	$2.15	0	$0	0.75%	27.1%
12/31/2020	1.69	0	0	1.25%	68.8%	12/31/2020	1.69	0	0	1.00%	69.1%	12/31/2020	1.69	0	0	0.75%	69.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.16	0	$0	0.50%	27.4%	12/31/2021	$2.17	0	$0	0.25%	27.7%	12/31/2021	$2.18	0	$0	0.00%	28.0%
12/31/2020	1.70	0	0	0.50%	69.8%	12/31/2020	1.70	0	0	0.25%	70.1%	12/31/2020	1.70	0	0	0.00%	70.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Fund R Class - 06-4PM (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.59
Band 100	-	-	1.60
Band 75	-	-	1.60
Band 50	-	-	1.61
Band 25	-	-	1.61
Band 0	-	-	1.61
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	0	$0	1.25%	32.2%	12/31/2021	$1.60	0	$0	1.00%	32.5%	12/31/2021	$1.60	0	$0	0.75%	32.8%
12/31/2020	1.20	0	0	1.25%	20.4%	12/31/2020	1.20	0	0	1.00%	20.4%	12/31/2020	1.20	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	0	$0	0.50%	33.2%	12/31/2021	$1.61	0	$0	0.25%	33.5%	12/31/2021	$1.61	0	$0	0.00%	33.8%
12/31/2020	1.21	0	0	0.50%	20.6%	12/31/2020	1.21	0	0	0.25%	20.6%	12/31/2020	1.21	0	0	0.00%	20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc Mc Gr Retirement Class - 06-4HH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,060	$6,251	260
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$7,060

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2	1	$2.15
Band 100	7,058	3,266	2.16
Band 75	-	-	2.17
Band 50	-	-	2.18
Band 25	-	-	2.19
Band 0	-	-	2.20
Total	$7,060	3,267

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(59)
Net investment income (loss)			(59)

Gain (loss) on investments:
Net realized gain (loss)			170
Realized gain distributions			1,195
Net change in unrealized appreciation (depreciation)			(375)
Net gain (loss)			990

Increase (decrease) in net assets from operations			$931

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(59)	$(92)
Net realized gain (loss)		170	6,470
Realized gain distributions		1,195	178
Net change in unrealized appreciation (depreciation)		(375)	1,184

Increase (decrease) in net assets from operations		931	7,740

Contract owner transactions:
Proceeds from units sold		1,599	29,296
Cost of units redeemed		(342)	(32,164)
Account charges		-	-
Increase (decrease)		1,257	(2,868)
Net increase (decrease)		2,188	4,872
Net assets, beginning		4,872	-
Net assets, ending		$7,060	$4,872

Units sold		867	24,294
Units redeemed		(245)	(21,649)
Net increase (decrease)		622	2,645
Units outstanding, beginning		2,645	-
Units outstanding, ending		3,267	2,645

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$30,895
Cost of units redeemed/account charges			(32,506)
Net investment income (loss)			(151)
Net realized gain (loss)			6,640
Realized gain distributions			1,373
Net change in unrealized appreciation (depreciation)			809
Net assets			$7,060

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.15	0	$0	1.25%	17.1%	12/31/2021	$2.16	3	$7	1.00%	17.4%	12/31/2021	$2.17	0	$0	0.75%	17.7%
12/31/2020	1.84	0	0	1.25%	83.8%	12/31/2020	1.84	3	5	1.00%	84.1%	12/31/2020	1.85	0	0	0.75%	84.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.18	0	$0	0.50%	17.9%	12/31/2021	$2.19	0	$0	0.25%	18.2%	12/31/2021	$2.20	0	$0	0.00%	18.5%
12/31/2020	1.85	0	0	0.50%	84.9%	12/31/2020	1.85	0	0	0.25%	85.2%	12/31/2020	1.86	0	0	0.00%	85.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc Mid Cap Gr A Class - 06-4H9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$224,542	$170,696	7,438
Receivables: investments sold	337
Payables: investments purchased	-
Net assets	$224,879

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$224,879	104,059	$2.16
Band 100	-	-	2.17
Band 75	-	-	2.18
Band 50	-	-	2.19
Band 25	-	-	2.20
Band 0	-	-	2.21
Total	$224,879	104,059

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,600)
Net investment income (loss)			(2,600)

Gain (loss) on investments:
Net realized gain (loss)			5,020
Realized gain distributions			35,479
Net change in unrealized appreciation (depreciation)			(4,538)
Net gain (loss)			35,961

Increase (decrease) in net assets from operations			$33,361

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,600)	$(1,403)
Net realized gain (loss)		5,020	3,720
Realized gain distributions		35,479	6,301
Net change in unrealized appreciation (depreciation)		(4,538)	58,384

Increase (decrease) in net assets from operations		33,361	67,002

Contract owner transactions:
Proceeds from units sold		19,086	129,691
Cost of units redeemed		(11,911)	(12,197)
Account charges		(73)	(80)
Increase (decrease)		7,102	117,414
Net increase (decrease)		40,463	184,416
Net assets, beginning		184,416	-
Net assets, ending		$224,879	$184,416

Units sold		9,528	107,455
Units redeemed		(5,643)	(7,281)
Net increase (decrease)		3,885	100,174
Units outstanding, beginning		100,174	-
Units outstanding, ending		104,059	100,174

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$148,777
Cost of units redeemed/account charges			(24,261)
Net investment income (loss)			(4,003)
Net realized gain (loss)			8,740
Realized gain distributions			41,780
Net change in unrealized appreciation (depreciation)			53,846
Net assets			$224,879

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.16	104	$225	1.25%	17.4%	12/31/2021	$2.17	0	$0	1.00%	17.7%	12/31/2021	$2.18	0	$0	0.75%	18.0%
12/31/2020	1.84	100	184	1.25%	84.1%	12/31/2020	1.84	0	0	1.00%	84.5%	12/31/2020	1.85	0	0	0.75%	84.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.19	0	$0	0.50%	18.3%	12/31/2021	$2.20	0	$0	0.25%	18.6%	12/31/2021	$2.21	0	$0	0.00%	18.9%
12/31/2020	1.85	0	0	0.50%	85.2%	12/31/2020	1.86	0	0	0.25%	85.5%	12/31/2020	1.86	0	0	0.00%	85.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc Mid Cap Gr Retirement Class - 06-4HC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,947,384	$1,550,441	63,666
Receivables: investments sold	-
Payables: investments purchased	(1,727)
Net assets	$1,945,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,945,657	894,997	$2.17
Band 100	-	-	2.18
Band 75	-	-	2.19
Band 50	-	-	2.20
Band 25	-	-	2.21
Band 0	-	-	2.22
Total	$1,945,657	894,997

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(22,082)
Net investment income (loss)			(22,082)

Gain (loss) on investments:
Net realized gain (loss)			163,656
Realized gain distributions			303,237
Net change in unrealized appreciation (depreciation)			(165,641)
Net gain (loss)			301,252

Increase (decrease) in net assets from operations			$279,170

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(22,082)	$(13,579)
Net realized gain (loss)		163,656	46,532
Realized gain distributions		303,237	60,358
Net change in unrealized appreciation (depreciation)		(165,641)	562,584

Increase (decrease) in net assets from operations		279,170	655,895

Contract owner transactions:
Proceeds from units sold		333,296	1,412,386
Cost of units redeemed		(447,491)	(285,683)
Account charges		(889)	(1,027)
Increase (decrease)		(115,084)	1,125,676
Net increase (decrease)		164,086	1,781,571
Net assets, beginning		1,781,571	-
Net assets, ending		$1,945,657	$1,781,571

Units sold		159,996	1,180,538
Units redeemed		(229,452)	(216,085)
Net increase (decrease)		(69,456)	964,453
Units outstanding, beginning		964,453	-
Units outstanding, ending		894,997	964,453

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,745,682
Cost of units redeemed/account charges			(735,090)
Net investment income (loss)			(35,661)
Net realized gain (loss)			210,188
Realized gain distributions			363,595
Net change in unrealized appreciation (depreciation)			396,943
Net assets			$1,945,657

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.17	895	$1,946	1.25%	17.7%	12/31/2021	$2.18	0	$0	1.00%	18.0%	12/31/2021	$2.19	0	$0	0.75%	18.3%
12/31/2020	1.85	964	1,782	1.25%	84.7%	12/31/2020	1.85	0	0	1.00%	85.1%	12/31/2020	1.85	0	0	0.75%	85.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.20	0	$0	0.50%	18.6%	12/31/2021	$2.21	0	$0	0.25%	18.9%	12/31/2021	$2.22	0	$0	0.00%	19.2%
12/31/2020	1.86	0	0	0.50%	85.8%	12/31/2020	1.86	0	0	0.25%	86.2%	12/31/2020	1.87	0	0	0.00%	86.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco MAIN ST MID CAP Retirement Class - 06-4HG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,222,547	$944,417	47,207
Receivables: investments sold	132
Payables: investments purchased	-
Net assets	$1,222,679

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$902,330	449,225	$2.01
Band 100	294,376	145,904	2.02
Band 75	-	-	2.03
Band 50	25,973	12,759	2.04
Band 25	-	-	2.04
Band 0	-	-	2.05
Total	$1,222,679	607,888

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$366
Mortality & expense charges			(13,705)
Net investment income (loss)			(13,339)

Gain (loss) on investments:
Net realized gain (loss)			44,154
Realized gain distributions			206,915
Net change in unrealized appreciation (depreciation)			(13,896)
Net gain (loss)			237,173

Increase (decrease) in net assets from operations			$223,834

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,339)	$(7,163)
Net realized gain (loss)		44,154	5,877
Realized gain distributions		206,915	-
Net change in unrealized appreciation (depreciation)		(13,896)	292,026

Increase (decrease) in net assets from operations		223,834	290,740

Contract owner transactions:
Proceeds from units sold		23,802	836,184
Cost of units redeemed		(123,924)	(27,574)
Account charges		(193)	(190)
Increase (decrease)		(100,315)	808,420
Net increase (decrease)		123,519	1,099,160
Net assets, beginning		1,099,160	-
Net assets, ending		$1,222,679	$1,099,160

Units sold		12,760	681,239
Units redeemed		(67,704)	(18,407)
Net increase (decrease)		(54,944)	662,832
Units outstanding, beginning		662,832	-
Units outstanding, ending		607,888	662,832

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$859,986
Cost of units redeemed/account charges			(151,881)
Net investment income (loss)			(20,502)
Net realized gain (loss)			50,031
Realized gain distributions			206,915
Net change in unrealized appreciation (depreciation)			278,130
Net assets			$1,222,679

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.01	449	$902	1.25%	21.2%	12/31/2021	$2.02	146	$294	1.00%	21.5%	12/31/2021	$2.03	0	$0	0.75%	21.8%
12/31/2020	1.66	488	809	1.25%	65.7%	12/31/2020	1.66	155	258	1.00%	66.0%	12/31/2020	1.66	0	0	0.75%	66.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.04	13	$26	0.50%	22.1%	12/31/2021	$2.04	0	$0	0.25%	22.4%	12/31/2021	$2.05	0	$0	0.00%	22.7%
12/31/2020	1.67	19	32	0.50%	66.7%	12/31/2020	1.67	0	0	0.25%	67.0%	12/31/2020	1.67	0	0	0.00%	67.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco American Franchise Fund A Class - 06-023

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$221,835	$213,439	8,816
Receivables: investments sold	-
Payables: investments purchased	(20)
Net assets	$221,815

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$164,312	45,904	$3.58
Band 100	57,503	15,726	3.66
Band 75	-	-	3.74
Band 50	-	-	3.82
Band 25	-	-	3.90
Band 0	-	-	3.98
Total	$221,815	61,630

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,830)
Net investment income (loss)			(2,830)

Gain (loss) on investments:
Net realized gain (loss)			29,305
Realized gain distributions			46,371
Net change in unrealized appreciation (depreciation)			(54,173)
Net gain (loss)			21,503

Increase (decrease) in net assets from operations			$18,673

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,830)	$(1,699)
Net realized gain (loss)		29,305	2,287
Realized gain distributions		46,371	14,493
Net change in unrealized appreciation (depreciation)		(54,173)	37,187

Increase (decrease) in net assets from operations		18,673	52,268

Contract owner transactions:
Proceeds from units sold		96,882	1,766
Cost of units redeemed		(73,172)	(6,355)
Account charges		(62)	(75)
Increase (decrease)		23,648	(4,664)
Net increase (decrease)		42,321	47,604
Net assets, beginning		179,494	131,890
Net assets, ending		$221,815	$179,494

Units sold		28,873	719
Units redeemed		(22,303)	(2,504)
Net increase (decrease)		6,570	(1,785)
Units outstanding, beginning		55,060	56,845
Units outstanding, ending		61,630	55,060

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$638,793
Cost of units redeemed/account charges			(684,013)
Net investment income (loss)			(24,058)
Net realized gain (loss)			116,960
Realized gain distributions			165,737
Net change in unrealized appreciation (depreciation)			8,396
Net assets			$221,815

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.58	46	$164	1.25%	10.5%	12/31/2021	$3.66	16	$58	1.00%	10.7%	12/31/2021	$3.74	0	$0	0.75%	11.0%
12/31/2020	3.24	38	122	1.25%	40.4%	12/31/2020	3.30	17	57	1.00%	40.8%	12/31/2020	3.36	0	0	0.75%	41.1%
12/31/2019	2.31	38	89	1.25%	34.8%	12/31/2019	2.35	18	43	1.00%	35.2%	12/31/2019	2.38	0	0	0.75%	35.5%
12/31/2018	1.71	94	160	1.25%	-5.0%	12/31/2018	1.74	20	34	1.00%	-4.7%	12/31/2018	1.76	0	0	0.75%	-4.5%
12/31/2017	1.80	91	164	1.25%	25.5%	12/31/2017	1.82	41	75	1.00%	25.8%	12/31/2017	1.84	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.82	0	$0	0.50%	11.3%	12/31/2021	$3.90	0	$0	0.25%	11.6%	12/31/2021	$3.98	0	$0	0.00%	11.8%
12/31/2020	3.43	0	0	0.50%	41.5%	12/31/2020	3.49	0	0	0.25%	41.8%	12/31/2020	3.56	0	0	0.00%	42.2%
12/31/2019	2.42	0	0	0.50%	35.8%	12/31/2019	2.46	0	0	0.25%	36.2%	12/31/2019	2.50	0	0	0.00%	36.5%
12/31/2018	1.78	0	0	0.50%	-4.3%	12/31/2018	1.81	0	0	0.25%	-4.0%	12/31/2018	1.83	0	0	0.00%	-3.8%
12/31/2017	1.86	0	0	0.50%	26.5%	12/31/2017	1.88	0	0	0.25%	26.8%	12/31/2017	1.91	0	0	0.00%	27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco American Value Fund Y Class - 06-054

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,906	$22,729	777
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$30,912

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,912	20,202	$1.53
Band 100	-	-	1.56
Band 75	-	-	1.59
Band 50	-	-	1.62
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$30,912	20,202

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$121
Mortality & expense charges			(330)
Net investment income (loss)			(209)

Gain (loss) on investments:
Net realized gain (loss)			108
Realized gain distributions			3,297
Net change in unrealized appreciation (depreciation)			2,456
Net gain (loss)			5,861

Increase (decrease) in net assets from operations			$5,652

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(209)	$(223)
Net realized gain (loss)		108	(7,501)
Realized gain distributions		3,297	-
Net change in unrealized appreciation (depreciation)		2,456	11,360

Increase (decrease) in net assets from operations		5,652	3,636

Contract owner transactions:
Proceeds from units sold		4,955	69,571
Cost of units redeemed		(18)	(195,508)
Account charges		(74)	(245)
Increase (decrease)		4,863	(126,182)
Net increase (decrease)		10,515	(122,546)
Net assets, beginning		20,397	142,943
Net assets, ending		$30,912	$20,397

Units sold		3,443	81,301
Units redeemed		(64)	(182,649)
Net increase (decrease)		3,379	(101,348)
Units outstanding, beginning		16,823	118,171
Units outstanding, ending		20,202	16,823

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$343,318
Cost of units redeemed/account charges			(351,358)
Net investment income (loss)			(7,138)
Net realized gain (loss)			(26,097)
Realized gain distributions			64,010
Net change in unrealized appreciation (depreciation)			8,177
Net assets			$30,912

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	20	$31	1.25%	26.2%	12/31/2021	$1.56	0	$0	1.00%	26.5%	12/31/2021	$1.59	0	$0	0.75%	26.8%
12/31/2020	1.21	17	20	1.25%	0.2%	12/31/2020	1.23	0	0	1.00%	0.5%	12/31/2020	1.25	0	0	0.75%	0.7%
12/31/2019	1.21	118	143	1.25%	23.4%	12/31/2019	1.23	0	0	1.00%	23.7%	12/31/2019	1.24	0	0	0.75%	24.0%
12/31/2018	0.98	198	194	1.25%	-13.7%	12/31/2018	0.99	0	0	1.00%	-13.5%	12/31/2018	1.00	0	0	0.75%	-13.3%
12/31/2017	1.14	196	222	1.25%	8.4%	12/31/2017	1.15	0	0	1.00%	8.6%	12/31/2017	1.16	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.62	0	$0	0.50%	27.2%	12/31/2021	$1.65	0	$0	0.25%	27.5%	12/31/2021	$1.68	0	$0	0.00%	27.8%
12/31/2020	1.27	0	0	0.50%	1.0%	12/31/2020	1.29	0	0	0.25%	1.2%	12/31/2020	1.32	0	0	0.00%	1.5%
12/31/2019	1.26	0	0	0.50%	24.3%	12/31/2019	1.28	0	0	0.25%	24.6%	12/31/2019	1.30	0	0	0.00%	24.9%
12/31/2018	1.01	0	0	0.50%	-13.0%	12/31/2018	1.03	0	0	0.25%	-12.8%	12/31/2018	1.04	0	0	0.00%	-12.6%
12/31/2017	1.17	0	0	0.50%	9.2%	12/31/2017	1.18	0	0	0.25%	9.5%	12/31/2017	1.19	0	0	0.00%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.1%
2019	0.2%
2018	0.7%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calamos Market Neutral Income R6 Class - 06-66R (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	0.1%	12/31/2021	$1.00	0	$0	1.00%	0.1%	12/31/2021	$1.00	0	$0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	0.1%	12/31/2021	$1.00	0	$0	0.25%	0.2%	12/31/2021	$1.00	0	$0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$398,096	$279,460	14,102
Receivables: investments sold	301
Payables: investments purchased	-
Net assets	$398,397

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$398,397	142,318	$2.80
Band 100	-	-	2.91
Band 75	-	-	3.02
Band 50	-	-	3.14
Band 25	-	-	3.26
Band 0	-	-	3.38
Total	$398,397	142,318

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$122
Mortality & expense charges			(4,675)
Net investment income (loss)			(4,553)

Gain (loss) on investments:
Net realized gain (loss)			1,680
Realized gain distributions			22,418
Net change in unrealized appreciation (depreciation)			37,886
Net gain (loss)			61,984

Increase (decrease) in net assets from operations			$57,431

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,553)	$(3,752)
Net realized gain (loss)		1,680	5,110
Realized gain distributions		22,418	11,264
Net change in unrealized appreciation (depreciation)		37,886	47,921

Increase (decrease) in net assets from operations		57,431	60,543

Contract owner transactions:
Proceeds from units sold		4,749	4,061
Cost of units redeemed		(1,226)	(18,396)
Account charges		(27)	(26)
Increase (decrease)		3,496	(14,361)
Net increase (decrease)		60,927	46,182
Net assets, beginning		337,470	291,288
Net assets, ending		$398,397	$337,470

Units sold		1,826	1,995
Units redeemed		(504)	(7,719)
Net increase (decrease)		1,322	(5,724)
Units outstanding, beginning		140,996	146,720
Units outstanding, ending		142,318	140,996

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,952,242
Cost of units redeemed/account charges			(4,340,603)
Net investment income (loss)			(117,711)
Net realized gain (loss)			152,067
Realized gain distributions			633,766
Net change in unrealized appreciation (depreciation)			118,636
Net assets			$398,397

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.80	142	$398	1.25%	17.0%	12/31/2021	$2.91	0	$0	1.00%	17.3%	12/31/2021	$3.02	0	$0	0.75%	17.5%
12/31/2020	2.39	141	337	1.25%	20.6%	12/31/2020	2.48	0	0	1.00%	20.9%	12/31/2020	2.57	0	0	0.75%	21.2%
12/31/2019	1.99	147	291	1.25%	26.1%	12/31/2019	2.05	0	0	1.00%	26.4%	12/31/2019	2.12	0	0	0.75%	26.7%
12/31/2018	1.57	1,153	1,816	1.25%	-7.5%	12/31/2018	1.62	0	0	1.00%	-7.3%	12/31/2018	1.67	0	0	0.75%	-7.1%
12/31/2017	1.70	1,123	1,913	1.25%	22.7%	12/31/2017	1.75	0	0	1.00%	23.0%	12/31/2017	1.80	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.14	0	$0	0.50%	17.8%	12/31/2021	$3.26	0	$0	0.25%	18.1%	12/31/2021	$3.38	0	$0	0.00%	18.4%
12/31/2020	2.66	0	0	0.50%	21.5%	12/31/2020	2.76	0	0	0.25%	21.8%	12/31/2020	2.86	0	0	0.00%	22.1%
12/31/2019	2.19	0	0	0.50%	27.0%	12/31/2019	2.27	0	0	0.25%	27.3%	12/31/2019	2.34	0	0	0.00%	27.6%
12/31/2018	1.73	0	0	0.50%	-6.8%	12/31/2018	1.78	0	0	0.25%	-6.6%	12/31/2018	1.83	0	0	0.00%	-6.4%
12/31/2017	1.85	0	0	0.50%	23.6%	12/31/2017	1.90	0	0	0.25%	23.9%	12/31/2017	1.96	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.4%
2018	0.3%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,561	$29,568	2,104
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$31,553

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,553	16,317	$1.93
Band 100	-	-	2.01
Band 75	-	-	2.09
Band 50	-	-	2.17
Band 25	-	-	2.25
Band 0	-	-	2.34
Total	$31,553	16,317

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$142
Mortality & expense charges			(669)
Net investment income (loss)			(527)

Gain (loss) on investments:
Net realized gain (loss)			9,247
Realized gain distributions			1,833
Net change in unrealized appreciation (depreciation)			(5,671)
Net gain (loss)			5,409

Increase (decrease) in net assets from operations			$4,882

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(527)	$(602)
Net realized gain (loss)		9,247	50
Realized gain distributions		1,833	5,822
Net change in unrealized appreciation (depreciation)		(5,671)	7,582

Increase (decrease) in net assets from operations		4,882	12,852

Contract owner transactions:
Proceeds from units sold		1,152	1,885
Cost of units redeemed		(82,572)	(1,944)
Account charges		(42)	(112)
Increase (decrease)		(81,462)	(171)
Net increase (decrease)		(76,580)	12,681
Net assets, beginning		108,133	95,452
Net assets, ending		$31,553	$108,133

Units sold		609	1,175
Units redeemed		(43,932)	(1,285)
Net increase (decrease)		(43,323)	(110)
Units outstanding, beginning		59,640	59,750
Units outstanding, ending		16,317	59,640

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$56,994,215
Cost of units redeemed/account charges			(61,597,578)
Net investment income (loss)			(405,443)
Net realized gain (loss)			531,758
Realized gain distributions			4,506,608
Net change in unrealized appreciation (depreciation)			1,993
Net assets			$31,553

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	16	$32	1.25%	6.7%	12/31/2021	$2.01	0	$0	1.00%	6.9%	12/31/2021	$2.09	0	$0	0.75%	7.2%
12/31/2020	1.81	60	108	1.25%	13.5%	12/31/2020	1.88	0	0	1.00%	13.8%	12/31/2020	1.95	0	0	0.75%	14.1%
12/31/2019	1.60	60	95	1.25%	14.7%	12/31/2019	1.65	0	0	1.00%	15.0%	12/31/2019	1.71	0	0	0.75%	15.3%
12/31/2018	1.39	3,982	5,546	1.25%	-4.7%	12/31/2018	1.44	0	0	1.00%	-4.5%	12/31/2018	1.48	0	0	0.75%	-4.2%
12/31/2017	1.46	5,995	8,763	1.25%	10.2%	12/31/2017	1.50	0	0	1.00%	10.5%	12/31/2017	1.55	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.17	0	$0	0.50%	7.5%	12/31/2021	$2.25	0	$0	0.25%	7.7%	12/31/2021	$2.34	0	$0	0.00%	8.0%
12/31/2020	2.02	0	0	0.50%	14.3%	12/31/2020	2.09	0	0	0.25%	14.6%	12/31/2020	2.16	0	0	0.00%	14.9%
12/31/2019	1.76	0	0	0.50%	15.6%	12/31/2019	1.82	0	0	0.25%	15.8%	12/31/2019	1.88	0	0	0.00%	16.1%
12/31/2018	1.53	0	0	0.50%	-4.0%	12/31/2018	1.57	0	0	0.25%	-3.8%	12/31/2018	1.62	0	0	0.00%	-3.5%
12/31/2017	1.59	0	0	0.50%	11.0%	12/31/2017	1.63	0	0	0.25%	11.3%	12/31/2017	1.68	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.6%
2019	0.9%
2018	1.0%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,188	$37,193	2,660
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$37,187

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,187	20,284	$1.83
Band 100	-	-	1.90
Band 75	-	-	1.98
Band 50	-	-	2.05
Band 25	-	-	2.13
Band 0	-	-	2.22
Total	$37,187	20,284

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$317
Mortality & expense charges			(457)
Net investment income (loss)			(140)

Gain (loss) on investments:
Net realized gain (loss)			10
Realized gain distributions			1,620
Net change in unrealized appreciation (depreciation)			(38)
Net gain (loss)			1,592

Increase (decrease) in net assets from operations			$1,452

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(140)	$82
Net realized gain (loss)		10	6
Realized gain distributions		1,620	2,747
Net change in unrealized appreciation (depreciation)		(38)	133

Increase (decrease) in net assets from operations		1,452	2,968

Contract owner transactions:
Proceeds from units sold		151	151
Cost of units redeemed		-	-
Account charges		(2)	(2)
Increase (decrease)		149	149
Net increase (decrease)		1,601	3,117
Net assets, beginning		35,586	32,469
Net assets, ending		$37,187	$35,586

Units sold		83	90
Units redeemed		(1)	(1)
Net increase (decrease)		82	89
Units outstanding, beginning		20,202	20,113
Units outstanding, ending		20,284	20,202

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,254,533
Cost of units redeemed/account charges			(5,584,390)
Net investment income (loss)			19,600
Net realized gain (loss)			52,517
Realized gain distributions			294,932
Net change in unrealized appreciation (depreciation)			(5)
Net assets			$37,187

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	20	$37	1.25%	4.1%	12/31/2021	$1.90	0	$0	1.00%	4.3%	12/31/2021	$1.98	0	$0	0.75%	4.6%
12/31/2020	1.76	20	36	1.25%	9.1%	12/31/2020	1.83	0	0	1.00%	9.4%	12/31/2020	1.89	0	0	0.75%	9.7%
12/31/2019	1.61	20	32	1.25%	11.6%	12/31/2019	1.67	0	0	1.00%	11.8%	12/31/2019	1.72	0	0	0.75%	12.1%
12/31/2018	1.45	693	1,003	1.25%	-3.5%	12/31/2018	1.49	0	0	1.00%	-3.2%	12/31/2018	1.54	0	0	0.75%	-3.0%
12/31/2017	1.50	907	1,360	1.25%	7.6%	12/31/2017	1.54	0	0	1.00%	7.8%	12/31/2017	1.59	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.05	0	$0	0.50%	4.9%	12/31/2021	$2.13	0	$0	0.25%	5.1%	12/31/2021	$2.22	0	$0	0.00%	5.4%
12/31/2020	1.96	0	0	0.50%	9.9%	12/31/2020	2.03	0	0	0.25%	10.2%	12/31/2020	2.10	0	0	0.00%	10.5%
12/31/2019	1.78	0	0	0.50%	12.4%	12/31/2019	1.84	0	0	0.25%	12.7%	12/31/2019	1.90	0	0	0.00%	13.0%
12/31/2018	1.59	0	0	0.50%	-2.7%	12/31/2018	1.63	0	0	0.25%	-2.5%	12/31/2018	1.69	0	0	0.00%	-2.2%
12/31/2017	1.63	0	0	0.50%	8.4%	12/31/2017	1.68	0	0	0.25%	8.7%	12/31/2017	1.72	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	1.5%
2019	1.3%
2018	1.6%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Extended Term Series S Class - 06-223

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,639	$24,782	1,323
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$27,630

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,630	12,433	$2.22
Band 100	-	-	2.31
Band 75	-	-	2.40
Band 50	-	-	2.49
Band 25	-	-	2.59
Band 0	-	-	2.69
Total	$27,630	12,433

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$83
Mortality & expense charges			(329)
Net investment income (loss)			(246)

Gain (loss) on investments:
Net realized gain (loss)			565
Realized gain distributions			1,255
Net change in unrealized appreciation (depreciation)			850
Net gain (loss)			2,670

Increase (decrease) in net assets from operations			$2,424

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(246)	$(178)
Net realized gain (loss)		565	11
Realized gain distributions		1,255	1,426
Net change in unrealized appreciation (depreciation)		850	2,037

Increase (decrease) in net assets from operations		2,424	3,296

Contract owner transactions:
Proceeds from units sold		4,930	2,837
Cost of units redeemed		(5,008)	-
Account charges		(35)	(42)
Increase (decrease)		(113)	2,795
Net increase (decrease)		2,311	6,091
Net assets, beginning		25,319	19,228
Net assets, ending		$27,630	$25,319

Units sold		2,394	1,500
Units redeemed		(2,484)	(22)
Net increase (decrease)		(90)	1,478
Units outstanding, beginning		12,523	11,045
Units outstanding, ending		12,433	12,523

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,277,114
Cost of units redeemed/account charges			(8,058,457)
Net investment income (loss)			(140,362)
Net realized gain (loss)			48,625
Realized gain distributions			897,853
Net change in unrealized appreciation (depreciation)			2,857
Net assets			$27,630

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.22	12	$28	1.25%	9.9%	12/31/2021	$2.31	0	$0	1.00%	10.2%	12/31/2021	$2.40	0	$0	0.75%	10.5%
12/31/2020	2.02	13	25	1.25%	16.1%	12/31/2020	2.09	0	0	1.00%	16.4%	12/31/2020	2.17	0	0	0.75%	16.7%
12/31/2019	1.74	11	19	1.25%	17.8%	12/31/2019	1.80	0	0	1.00%	18.1%	12/31/2019	1.86	0	0	0.75%	18.4%
12/31/2018	1.48	1,410	2,083	1.25%	-5.5%	12/31/2018	1.52	0	0	1.00%	-5.2%	12/31/2018	1.57	0	0	0.75%	-5.0%
12/31/2017	1.56	2,295	3,588	1.25%	13.4%	12/31/2017	1.61	0	0	1.00%	13.7%	12/31/2017	1.65	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.49	0	$0	0.50%	10.7%	12/31/2021	$2.59	0	$0	0.25%	11.0%	12/31/2021	$2.69	0	$0	0.00%	11.3%
12/31/2020	2.25	0	0	0.50%	17.0%	12/31/2020	2.33	0	0	0.25%	17.3%	12/31/2020	2.41	0	0	0.00%	17.6%
12/31/2019	1.92	0	0	0.50%	18.7%	12/31/2019	1.99	0	0	0.25%	19.0%	12/31/2019	2.05	0	0	0.00%	19.3%
12/31/2018	1.62	0	0	0.50%	-4.7%	12/31/2018	1.67	0	0	0.25%	-4.5%	12/31/2018	1.72	0	0	0.00%	-4.3%
12/31/2017	1.70	0	0	0.50%	14.3%	12/31/2017	1.75	0	0	0.25%	14.6%	12/31/2017	1.80	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.4%
2019	0.7%
2018	0.7%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Mass Mutual Small Cap Growth Equity Inst Class - 06-4TW (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.03	0	$0	1.25%	3.3%	12/31/2021	$1.03	0	$0	1.00%	3.5%	12/31/2021	$1.04	0	$0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	0.50%	3.9%	12/31/2021	$1.04	0	$0	0.25%	4.1%	12/31/2021	$1.04	0	$0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Mass Mutual Total Return Bond Fund Inst Class - 06-4TX (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	1.25%	1.3%	12/31/2021	$1.01	0	$0	1.00%	1.5%	12/31/2021	$1.02	0	$0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.9%	12/31/2021	$1.02	0	$0	0.25%	2.1%	12/31/2021	$1.02	0	$0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Aggressive Growth Allocation Fund R3 Class - 06-058

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,431,358	$1,222,960	46,289
Receivables: investments sold	1,305
Payables: investments purchased	-
Net assets	$1,432,663

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,432,663	726,685	$1.97
Band 100	-	-	2.01
Band 75	-	-	2.05
Band 50	-	-	2.09
Band 25	-	-	2.13
Band 0	-	-	2.17
Total	$1,432,663	726,685

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$41,704
Mortality & expense charges			(17,090)
Net investment income (loss)			24,614

Gain (loss) on investments:
Net realized gain (loss)			100,729
Realized gain distributions			51,899
Net change in unrealized appreciation (depreciation)			41,331
Net gain (loss)			193,959

Increase (decrease) in net assets from operations			$218,573

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,614	$(6,933)
Net realized gain (loss)		100,729	13,529
Realized gain distributions		51,899	36,739
Net change in unrealized appreciation (depreciation)		41,331	107,466

Increase (decrease) in net assets from operations		218,573	150,801

Contract owner transactions:
Proceeds from units sold		272,610	222,780
Cost of units redeemed		(257,263)	(203,429)
Account charges		(368)	(381)
Increase (decrease)		14,979	18,970
Net increase (decrease)		233,552	169,771
Net assets, beginning		1,199,111	1,029,340
Net assets, ending		$1,432,663	$1,199,111

Units sold		332,428	151,214
Units redeemed		(320,054)	(136,372)
Net increase (decrease)		12,374	14,842
Units outstanding, beginning		714,311	699,469
Units outstanding, ending		726,685	714,311

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,434,961
Cost of units redeemed/account charges			(472,304)
Net investment income (loss)			22,299
Net realized gain (loss)			114,905
Realized gain distributions			124,404
Net change in unrealized appreciation (depreciation)			208,398
Net assets			$1,432,663

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	727	$1,433	1.25%	17.4%	12/31/2021	$2.01	0	$0	1.00%	17.7%	12/31/2021	$2.05	0	$0	0.75%	18.0%
12/31/2020	1.68	714	1,199	1.25%	14.1%	12/31/2020	1.71	0	0	1.00%	14.4%	12/31/2020	1.73	0	0	0.75%	14.6%
12/31/2019	1.47	699	1,029	1.25%	28.0%	12/31/2019	1.49	0	0	1.00%	28.3%	12/31/2019	1.51	0	0	0.75%	28.6%
12/31/2018	1.15	17	20	1.25%	-8.1%	12/31/2018	1.16	0	0	1.00%	-7.9%	12/31/2018	1.18	0	0	0.75%	-7.7%
12/31/2017	1.25	9	11	1.25%	21.4%	12/31/2017	1.26	0	0	1.00%	21.7%	12/31/2017	1.27	0	0	0.75%	22.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.09	0	$0	0.50%	18.3%	12/31/2021	$2.13	0	$0	0.25%	18.6%	12/31/2021	$2.17	0	$0	0.00%	18.9%
12/31/2020	1.76	0	0	0.50%	14.9%	12/31/2020	1.79	0	0	0.25%	15.2%	12/31/2020	1.82	0	0	0.00%	15.5%
12/31/2019	1.53	0	0	0.50%	28.9%	12/31/2019	1.56	0	0	0.25%	29.3%	12/31/2019	1.58	0	0	0.00%	29.6%
12/31/2018	1.19	0	0	0.50%	-7.4%	12/31/2018	1.20	0	0	0.25%	-7.2%	12/31/2018	1.22	0	0	0.00%	-7.0%
12/31/2017	1.28	0	0	0.50%	22.3%	12/31/2017	1.30	0	0	0.25%	22.6%	12/31/2017	1.31	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.2%
2020	0.5%
2019	2.1%
2018	2.0%
2017	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Growth Fund A Class - 06-365

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,552,587	$10,188,069	438,411
Receivables: investments sold	3,082
Payables: investments purchased	-
Net assets	$13,555,669

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,555,669	3,147,518	$4.31
Band 100	-	-	4.51
Band 75	-	-	4.72
Band 50	-	-	4.94
Band 25	-	-	5.17
Band 0	-	-	5.50
Total	$13,555,669	3,147,518

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(305,142)
Net investment income (loss)			(305,142)

Gain (loss) on investments:
Net realized gain (loss)			7,002,739
Realized gain distributions			572,739
Net change in unrealized appreciation (depreciation)			(4,504,190)
Net gain (loss)			3,071,288

Increase (decrease) in net assets from operations			$2,766,146

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(305,142)	$(262,652)
Net realized gain (loss)		7,002,739	657,196
Realized gain distributions		572,739	207,234
Net change in unrealized appreciation (depreciation)		(4,504,190)	5,483,749

Increase (decrease) in net assets from operations		2,766,146	6,085,527

Contract owner transactions:
Proceeds from units sold		6,749,862	4,835,104
Cost of units redeemed		(21,041,144)	(7,814,141)
Account charges		(33,876)	(36,478)
Increase (decrease)		(14,325,158)	(3,015,515)
Net increase (decrease)		(11,559,012)	3,070,012
Net assets, beginning		25,114,681	22,044,669
Net assets, ending		$13,555,669	$25,114,681

Units sold		1,774,537	1,587,013
Units redeemed		(5,177,373)	(2,721,016)
Net increase (decrease)		(3,402,836)	(1,134,003)
Units outstanding, beginning		6,550,354	7,684,357
Units outstanding, ending		3,147,518	6,550,354

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$40,932,262
Cost of units redeemed/account charges			(41,178,050)
Net investment income (loss)			(976,334)
Net realized gain (loss)			9,292,580
Realized gain distributions			2,120,693
Net change in unrealized appreciation (depreciation)			3,364,518
Net assets			$13,555,669

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.31	3,148	$13,556	1.25%	12.3%	12/31/2021	$4.51	0	$0	1.00%	12.6%	12/31/2021	$4.72	0	$0	0.75%	12.9%
12/31/2020	3.83	6,550	25,115	1.25%	33.6%	12/31/2020	4.00	0	0	1.00%	34.0%	12/31/2020	4.18	0	0	0.75%	34.3%
12/31/2019	2.87	7,684	22,045	1.25%	35.7%	12/31/2019	2.99	0	0	1.00%	36.1%	12/31/2019	3.11	0	0	0.75%	36.4%
12/31/2018	2.11	3,889	8,221	1.25%	-0.4%	12/31/2018	2.20	0	0	1.00%	-0.2%	12/31/2018	2.28	0	0	0.75%	0.1%
12/31/2017	2.12	3,463	7,349	1.25%	24.4%	12/31/2017	2.20	0	0	1.00%	24.7%	12/31/2017	2.28	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.94	0	$0	0.50%	13.2%	12/31/2021	$5.17	0	$0	0.25%	13.5%	12/31/2021	$5.50	0	$0	0.00%	13.7%
12/31/2020	4.36	0	0	0.50%	34.7%	12/31/2020	4.56	0	0	0.25%	35.0%	12/31/2020	4.84	0	0	0.00%	35.3%
12/31/2019	3.24	0	0	0.50%	36.7%	12/31/2019	3.38	0	0	0.25%	37.1%	12/31/2019	3.57	0	0	0.00%	37.4%
12/31/2018	2.37	0	0	0.50%	0.3%	12/31/2018	2.46	0	0	0.25%	0.6%	12/31/2018	2.60	0	0	0.00%	0.8%
12/31/2017	2.36	0	0	0.50%	25.4%	12/31/2017	2.45	0	0	0.25%	25.7%	12/31/2017	2.58	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Aggressive Growth Allocation Fund R2 Class - 06-074

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,655	$43,139	2,562
Receivables: investments sold	27,459
Payables: investments purchased	-
Net assets	$78,114

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$78,114	40,383	$1.93
Band 100	-	-	1.97
Band 75	-	-	2.01
Band 50	-	-	2.05
Band 25	-	-	2.09
Band 0	-	-	2.12
Total	$78,114	40,383

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,333
Mortality & expense charges			(906)
Net investment income (loss)			427

Gain (loss) on investments:
Net realized gain (loss)			11,171
Realized gain distributions			1,811
Net change in unrealized appreciation (depreciation)			(1,541)
Net gain (loss)			11,441

Increase (decrease) in net assets from operations			$11,868

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$427	$(624)
Net realized gain (loss)		11,171	(2,569)
Realized gain distributions		1,811	2,013
Net change in unrealized appreciation (depreciation)		(1,541)	5,558

Increase (decrease) in net assets from operations		11,868	4,378

Contract owner transactions:
Proceeds from units sold		40,699	15,190
Cost of units redeemed		(41,768)	(30,384)
Account charges		(16)	(34)
Increase (decrease)		(1,085)	(15,228)
Net increase (decrease)		10,783	(10,850)
Net assets, beginning		67,331	78,181
Net assets, ending		$78,114	$67,331

Units sold		21,521	10,895
Units redeemed		(21,897)	(23,996)
Net increase (decrease)		(376)	(13,101)
Units outstanding, beginning		40,759	53,860
Units outstanding, ending		40,383	40,759

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$127,418
Cost of units redeemed/account charges			(72,440)
Net investment income (loss)			(27)
Net realized gain (loss)			8,624
Realized gain distributions			7,023
Net change in unrealized appreciation (depreciation)			7,516
Net assets			$78,114

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	40	$78	1.25%	17.1%	12/31/2021	$1.97	0	$0	1.00%	17.4%	12/31/2021	$2.01	0	$0	0.75%	17.7%
12/31/2020	1.65	41	67	1.25%	13.8%	12/31/2020	1.68	0	0	1.00%	14.1%	12/31/2020	1.71	0	0	0.75%	14.4%
12/31/2019	1.45	54	78	1.25%	27.7%	12/31/2019	1.47	0	0	1.00%	28.0%	12/31/2019	1.49	0	0	0.75%	28.3%
12/31/2018	1.14	9	11	1.25%	-8.4%	12/31/2018	1.15	0	0	1.00%	-8.1%	12/31/2018	1.16	0	0	0.75%	-7.9%
12/31/2017	1.24	3	4	1.25%	21.1%	12/31/2017	1.25	0	0	1.00%	21.4%	12/31/2017	1.26	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.05	0	$0	0.50%	18.0%	12/31/2021	$2.09	0	$0	0.25%	18.3%	12/31/2021	$2.12	0	$0	0.00%	18.6%
12/31/2020	1.73	0	0	0.50%	14.7%	12/31/2020	1.76	0	0	0.25%	14.9%	12/31/2020	1.79	0	0	0.00%	15.2%
12/31/2019	1.51	0	0	0.50%	28.7%	12/31/2019	1.53	0	0	0.25%	29.0%	12/31/2019	1.56	0	0	0.00%	29.3%
12/31/2018	1.18	0	0	0.50%	-7.7%	12/31/2018	1.19	0	0	0.25%	-7.5%	12/31/2018	1.20	0	0	0.00%	-7.2%
12/31/2017	1.27	0	0	0.50%	22.0%	12/31/2017	1.29	0	0	0.25%	22.3%	12/31/2017	1.30	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	0.2%
2019	1.5%
2018	2.0%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Value Fund R3 Class - 06-891

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,948,133	$2,375,642	92,466
Receivables: investments sold	-
Payables: investments purchased	(47,473)
Net assets	$2,900,660

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,900,660	1,550,878	$1.87
Band 100	-	-	1.90
Band 75	-	-	1.94
Band 50	-	-	1.97
Band 25	-	-	2.01
Band 0	-	-	2.04
Total	$2,900,660	1,550,878

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$25,644
Mortality & expense charges			(34,701)
Net investment income (loss)			(9,057)

Gain (loss) on investments:
Net realized gain (loss)			241,125
Realized gain distributions			134,592
Net change in unrealized appreciation (depreciation)			280,982
Net gain (loss)			656,699

Increase (decrease) in net assets from operations			$647,642

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,057)	$(3,363)
Net realized gain (loss)		241,125	31,070
Realized gain distributions		134,592	-
Net change in unrealized appreciation (depreciation)		280,982	23,484

Increase (decrease) in net assets from operations		647,642	51,191

Contract owner transactions:
Proceeds from units sold		1,152,311	976,928
Cost of units redeemed		(976,526)	(824,977)
Account charges		(10,188)	(3,706)
Increase (decrease)		165,597	148,245
Net increase (decrease)		813,239	199,436
Net assets, beginning		2,087,421	1,887,985
Net assets, ending		$2,900,660	$2,087,421

Units sold		696,776	765,734
Units redeemed		(584,782)	(663,443)
Net increase (decrease)		111,994	102,291
Units outstanding, beginning		1,438,884	1,336,593
Units outstanding, ending		1,550,878	1,438,884

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,102,339
Cost of units redeemed/account charges			(14,732,330)
Net investment income (loss)			(105,053)
Net realized gain (loss)			1,608,100
Realized gain distributions			455,113
Net change in unrealized appreciation (depreciation)			572,491
Net assets			$2,900,660

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.87	1,551	$2,901	1.25%	28.9%	12/31/2021	$1.90	0	$0	1.00%	29.2%	12/31/2021	$1.94	0	$0	0.75%	29.6%
12/31/2020	1.45	1,439	2,087	1.25%	2.7%	12/31/2020	1.47	0	0	1.00%	3.0%	12/31/2020	1.50	0	0	0.75%	3.2%
12/31/2019	1.41	1,337	1,888	1.25%	28.9%	12/31/2019	1.43	0	0	1.00%	29.2%	12/31/2019	1.45	0	0	0.75%	29.5%
12/31/2018	1.10	1,664	1,824	1.25%	-12.7%	12/31/2018	1.11	0	0	1.00%	-12.5%	12/31/2018	1.12	0	0	0.75%	-12.3%
12/31/2017	1.26	5,498	6,907	1.25%	12.0%	12/31/2017	1.27	0	0	1.00%	12.3%	12/31/2017	1.28	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	0	$0	0.50%	29.9%	12/31/2021	$2.01	0	$0	0.25%	30.2%	12/31/2021	$2.04	0	$0	0.00%	30.5%
12/31/2020	1.52	0	0	0.50%	3.5%	12/31/2020	1.54	0	0	0.25%	3.7%	12/31/2020	1.56	0	0	0.00%	4.0%
12/31/2019	1.47	0	0	0.50%	29.8%	12/31/2019	1.49	0	0	0.25%	30.2%	12/31/2019	1.50	0	0	0.00%	30.5%
12/31/2018	1.13	0	0	0.50%	-12.1%	12/31/2018	1.14	0	0	0.25%	-11.9%	12/31/2018	1.15	0	0	0.00%	-11.6%
12/31/2017	1.29	0	0	0.50%	12.8%	12/31/2017	1.30	0	0	0.25%	13.1%	12/31/2017	1.31	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	0.7%
2019	0.9%
2018	0.4%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Conservative Allocation Fund R2 Class - 06-075

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$397,133	$358,361	23,257
Receivables: investments sold	14,061
Payables: investments purchased	-
Net assets	$411,194

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$411,194	291,071	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$411,194	291,071

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,210
Mortality & expense charges			(6,296)
Net investment income (loss)			3,914

Gain (loss) on investments:
Net realized gain (loss)			26,224
Realized gain distributions			4,304
Net change in unrealized appreciation (depreciation)			(2,662)
Net gain (loss)			27,866

Increase (decrease) in net assets from operations			$31,780

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,914	$1,577
Net realized gain (loss)		26,224	199
Realized gain distributions		4,304	5,748
Net change in unrealized appreciation (depreciation)		(2,662)	31,980

Increase (decrease) in net assets from operations		31,780	39,504

Contract owner transactions:
Proceeds from units sold		75,525	258,938
Cost of units redeemed		(175,824)	(1,673)
Account charges		(75)	(102)
Increase (decrease)		(100,374)	257,163
Net increase (decrease)		(68,594)	296,667
Net assets, beginning		479,788	183,121
Net assets, ending		$411,194	$479,788

Units sold		54,720	210,864
Units redeemed		(124,519)	(1,427)
Net increase (decrease)		(69,799)	209,437
Units outstanding, beginning		360,870	151,433
Units outstanding, ending		291,071	360,870

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$600,706
Cost of units redeemed/account charges			(285,159)
Net investment income (loss)			9,381
Net realized gain (loss)			27,163
Realized gain distributions			20,331
Net change in unrealized appreciation (depreciation)			38,772
Net assets			$411,194

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	291	$411	1.25%	6.3%	12/31/2021	$1.44	0	$0	1.00%	6.5%	12/31/2021	$1.47	0	$0	0.75%	6.8%
12/31/2020	1.33	361	480	1.25%	9.9%	12/31/2020	1.35	0	0	1.00%	10.2%	12/31/2020	1.37	0	0	0.75%	10.5%
12/31/2019	1.21	151	183	1.25%	15.4%	12/31/2019	1.23	0	0	1.00%	15.7%	12/31/2019	1.24	0	0	0.75%	15.9%
12/31/2018	1.05	132	139	1.25%	-4.6%	12/31/2018	1.06	0	0	1.00%	-4.3%	12/31/2018	1.07	0	0	0.75%	-4.1%
12/31/2017	1.10	178	196	1.25%	9.2%	12/31/2017	1.11	0	0	1.00%	9.4%	12/31/2017	1.12	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	0.50%	7.1%	12/31/2021	$1.52	0	$0	0.25%	7.3%	12/31/2021	$1.55	0	$0	0.00%	7.6%
12/31/2020	1.40	0	0	0.50%	10.8%	12/31/2020	1.42	0	0	0.25%	11.1%	12/31/2020	1.44	0	0	0.00%	11.3%
12/31/2019	1.26	0	0	0.50%	16.2%	12/31/2019	1.28	0	0	0.25%	16.5%	12/31/2019	1.30	0	0	0.00%	16.8%
12/31/2018	1.08	0	0	0.50%	-3.9%	12/31/2018	1.10	0	0	0.25%	-3.6%	12/31/2018	1.11	0	0	0.00%	-3.4%
12/31/2017	1.13	0	0	0.50%	10.0%	12/31/2017	1.14	0	0	0.25%	10.2%	12/31/2017	1.15	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	2.0%
2019	2.1%
2018	2.3%
2017	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Value Fund R2 Class - 06-922

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,271,249	$1,079,403	38,860
Receivables: investments sold	-
Payables: investments purchased	(77,849)
Net assets	$1,193,400

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,193,400	649,752	$1.84
Band 100	-	-	1.87
Band 75	-	-	1.90
Band 50	-	-	1.94
Band 25	-	-	1.97
Band 0	-	-	2.01
Total	$1,193,400	649,752

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,089
Mortality & expense charges			(13,173)
Net investment income (loss)			(5,084)

Gain (loss) on investments:
Net realized gain (loss)			292,150
Realized gain distributions			58,653
Net change in unrealized appreciation (depreciation)			(16,762)
Net gain (loss)			334,041

Increase (decrease) in net assets from operations			$328,957

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,084)	$(964)
Net realized gain (loss)		292,150	11,611
Realized gain distributions		58,653	-
Net change in unrealized appreciation (depreciation)		(16,762)	88,534

Increase (decrease) in net assets from operations		328,957	99,181

Contract owner transactions:
Proceeds from units sold		756,831	520,045
Cost of units redeemed		(982,871)	(361,079)
Account charges		(4,698)	(3,362)
Increase (decrease)		(230,738)	155,604
Net increase (decrease)		98,219	254,785
Net assets, beginning		1,095,181	840,396
Net assets, ending		$1,193,400	$1,095,181

Units sold		464,351	441,772
Units redeemed		(562,835)	(283,853)
Net increase (decrease)		(98,484)	157,919
Units outstanding, beginning		748,236	590,317
Units outstanding, ending		649,752	748,236

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,205,047
Cost of units redeemed/account charges			(12,089,797)
Net investment income (loss)			(83,760)
Net realized gain (loss)			1,646,024
Realized gain distributions			324,040
Net change in unrealized appreciation (depreciation)			191,846
Net assets			$1,193,400

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.84	650	$1,193	1.25%	28.5%	12/31/2021	$1.87	0	$0	1.00%	28.8%	12/31/2021	$1.90	0	$0	0.75%	29.2%
12/31/2020	1.43	518	740	1.25%	2.5%	12/31/2020	1.45	0	0	1.00%	2.7%	12/31/2020	1.47	0	0	0.75%	3.0%
12/31/2019	1.39	402	561	1.25%	28.6%	12/31/2019	1.41	0	0	1.00%	28.9%	12/31/2019	1.43	0	0	0.75%	29.3%
12/31/2018	1.08	938	1,017	1.25%	-13.0%	12/31/2018	1.10	0	0	1.00%	-12.8%	12/31/2018	1.11	0	0	0.75%	-12.5%
12/31/2017	1.25	3,862	4,813	1.25%	11.7%	12/31/2017	1.26	0	0	1.00%	12.0%	12/31/2017	1.27	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.94	0	$0	0.50%	29.5%	12/31/2021	$1.97	0	$0	0.25%	29.8%	12/31/2021	$2.01	0	$0	0.00%	30.1%
12/31/2020	1.50	0	0	0.50%	3.2%	12/31/2020	1.52	0	0	0.25%	3.5%	12/31/2020	1.54	230	355	0.00%	3.8%
12/31/2019	1.45	0	0	0.50%	29.6%	12/31/2019	1.47	0	0	0.25%	29.9%	12/31/2019	1.49	188	280	0.00%	30.2%
12/31/2018	1.12	0	0	0.50%	-12.3%	12/31/2018	1.13	0	0	0.25%	-12.1%	12/31/2018	1.14	117	133	0.00%	-11.9%
12/31/2017	1.28	0	0	0.50%	12.5%	12/31/2017	1.28	0	0	0.25%	12.8%	12/31/2017	1.29	1,060	1,372	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.6%
2019	0.7%
2018	0.1%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Conservative Allocation Fund R3 Class - 06-059

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,861,580	$1,804,702	105,058
Receivables: investments sold	38,931
Payables: investments purchased	-
Net assets	$1,900,511

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,900,511	1,320,419	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$1,900,511	1,320,419

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$44,764
Mortality & expense charges			(21,759)
Net investment income (loss)			23,005

Gain (loss) on investments:
Net realized gain (loss)			149,730
Realized gain distributions			18,815
Net change in unrealized appreciation (depreciation)			(90,719)
Net gain (loss)			77,826

Increase (decrease) in net assets from operations			$100,831

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,005	$7,459
Net realized gain (loss)		149,730	31,769
Realized gain distributions		18,815	18,553
Net change in unrealized appreciation (depreciation)		(90,719)	90,713

Increase (decrease) in net assets from operations		100,831	148,494

Contract owner transactions:
Proceeds from units sold		1,341,468	846,147
Cost of units redeemed		(1,272,569)	(633,076)
Account charges		(1,602)	(562)
Increase (decrease)		67,297	212,509
Net increase (decrease)		168,128	361,003
Net assets, beginning		1,732,383	1,371,380
Net assets, ending		$1,900,511	$1,732,383

Units sold		1,077,837	678,044
Units redeemed		(1,039,494)	(514,730)
Net increase (decrease)		38,343	163,314
Units outstanding, beginning		1,282,076	1,118,762
Units outstanding, ending		1,320,419	1,282,076

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,549,093
Cost of units redeemed/account charges			(3,069,751)
Net investment income (loss)			62,262
Net realized gain (loss)			209,194
Realized gain distributions			92,835
Net change in unrealized appreciation (depreciation)			56,878
Net assets			$1,900,511

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	1,320	$1,901	1.25%	6.5%	12/31/2021	$1.47	0	$0	1.00%	6.8%	12/31/2021	$1.49	0	$0	0.75%	7.1%
12/31/2020	1.35	1,282	1,732	1.25%	10.2%	12/31/2020	1.37	0	0	1.00%	10.5%	12/31/2020	1.40	0	0	0.75%	10.8%
12/31/2019	1.23	1,119	1,371	1.25%	15.6%	12/31/2019	1.24	0	0	1.00%	15.9%	12/31/2019	1.26	0	0	0.75%	16.2%
12/31/2018	1.06	783	830	1.25%	-4.3%	12/31/2018	1.07	0	0	1.00%	-4.0%	12/31/2018	1.08	0	0	0.75%	-3.8%
12/31/2017	1.11	563	624	1.25%	9.4%	12/31/2017	1.12	0	0	1.00%	9.7%	12/31/2017	1.13	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	0.50%	7.3%	12/31/2021	$1.55	0	$0	0.25%	7.6%	12/31/2021	$1.58	0	$0	0.00%	7.9%
12/31/2020	1.42	0	0	0.50%	11.1%	12/31/2020	1.44	0	0	0.25%	11.3%	12/31/2020	1.47	0	0	0.00%	11.6%
12/31/2019	1.28	0	0	0.50%	16.4%	12/31/2019	1.30	0	0	0.25%	16.7%	12/31/2019	1.31	0	0	0.00%	17.0%
12/31/2018	1.10	0	0	0.50%	-3.6%	12/31/2018	1.11	0	0	0.25%	-3.3%	12/31/2018	1.12	0	0	0.00%	-3.1%
12/31/2017	1.14	0	0	0.50%	10.3%	12/31/2017	1.15	0	0	0.25%	10.5%	12/31/2017	1.16	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	1.6%
2019	2.5%
2018	2.6%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Moderate Allocation Fund R2 Class - 06-077

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$825,569	$703,785	39,359
Receivables: investments sold	578
Payables: investments purchased	-
Net assets	$826,147

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$826,147	518,891	$1.59
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.68
Band 25	-	-	1.72
Band 0	-	-	1.75
Total	$826,147	518,891

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$21,588
Mortality & expense charges			(11,723)
Net investment income (loss)			9,865

Gain (loss) on investments:
Net realized gain (loss)			50,894
Realized gain distributions			21,665
Net change in unrealized appreciation (depreciation)			9,536
Net gain (loss)			82,095

Increase (decrease) in net assets from operations			$91,960

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,865	$(658)
Net realized gain (loss)		50,894	460
Realized gain distributions		21,665	21,526
Net change in unrealized appreciation (depreciation)		9,536	72,406

Increase (decrease) in net assets from operations		91,960	93,734

Contract owner transactions:
Proceeds from units sold		79,361	71,051
Cost of units redeemed		(228,250)	(243)
Account charges		(142)	(72)
Increase (decrease)		(149,031)	70,736
Net increase (decrease)		(57,071)	164,470
Net assets, beginning		883,218	718,748
Net assets, ending		$826,147	$883,218

Units sold		52,058	54,845
Units redeemed		(143,790)	(260)
Net increase (decrease)		(91,732)	54,585
Units outstanding, beginning		610,623	556,038
Units outstanding, ending		518,891	610,623

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$801,655
Cost of units redeemed/account charges			(265,927)
Net investment income (loss)			21,817
Net realized gain (loss)			52,312
Realized gain distributions			94,506
Net change in unrealized appreciation (depreciation)			121,784
Net assets			$826,147

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	519	$826	1.25%	10.1%	12/31/2021	$1.62	0	$0	1.00%	10.4%	12/31/2021	$1.65	0	$0	0.75%	10.6%
12/31/2020	1.45	611	883	1.25%	11.9%	12/31/2020	1.47	0	0	1.00%	12.2%	12/31/2020	1.49	0	0	0.75%	12.5%
12/31/2019	1.29	556	719	1.25%	20.0%	12/31/2019	1.31	0	0	1.00%	20.3%	12/31/2019	1.33	0	0	0.75%	20.6%
12/31/2018	1.08	500	539	1.25%	-5.9%	12/31/2018	1.09	0	0	1.00%	-5.7%	12/31/2018	1.10	0	0	0.75%	-5.4%
12/31/2017	1.15	463	530	1.25%	13.1%	12/31/2017	1.16	0	0	1.00%	13.4%	12/31/2017	1.17	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	0.50%	10.9%	12/31/2021	$1.72	0	$0	0.25%	11.2%	12/31/2021	$1.75	0	$0	0.00%	11.5%
12/31/2020	1.52	0	0	0.50%	12.7%	12/31/2020	1.54	0	0	0.25%	13.0%	12/31/2020	1.57	0	0	0.00%	13.3%
12/31/2019	1.35	0	0	0.50%	20.9%	12/31/2019	1.37	0	0	0.25%	21.2%	12/31/2019	1.38	0	0	0.00%	21.5%
12/31/2018	1.11	0	0	0.50%	-5.2%	12/31/2018	1.13	0	0	0.25%	-4.9%	12/31/2018	1.14	0	0	0.00%	-4.7%
12/31/2017	1.18	0	0	0.50%	14.0%	12/31/2017	1.19	0	0	0.25%	14.2%	12/31/2017	1.20	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	1.1%
2019	1.8%
2018	1.9%
2017	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Emerging Markets Debt Fund R2 Class - 06-013

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,353	$1,370	95
Receivables: investments sold	28
Payables: investments purchased	-
Net assets	$1,381

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,381	1,101	$1.25
Band 100	-	-	1.28
Band 75	-	-	1.31
Band 50	-	-	1.34
Band 25	-	-	1.37
Band 0	-	-	1.40
Total	$1,381	1,101

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$43
Mortality & expense charges			(14)
Net investment income (loss)			29

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(76)
Net gain (loss)			(76)

Increase (decrease) in net assets from operations			$(47)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$29	$18
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(76)	54

Increase (decrease) in net assets from operations		(47)	72

Contract owner transactions:
Proceeds from units sold		359	796
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		359	796
Net increase (decrease)		312	868
Net assets, beginning		1,069	201
Net assets, ending		$1,381	$1,069

Units sold		284	654
Units redeemed		-	-
Net increase (decrease)		284	654
Units outstanding, beginning		817	163
Units outstanding, ending		1,101	817

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,349
Cost of units redeemed/account charges			-
Net investment income (loss)			49
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(17)
Net assets			$1,381

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	1	$1	1.25%	-4.1%	12/31/2021	$1.28	0	$0	1.00%	-3.8%	12/31/2021	$1.31	0	$0	0.75%	-3.6%
12/31/2020	1.31	1	1	1.25%	6.2%	12/31/2020	1.33	0	0	1.00%	6.4%	12/31/2020	1.36	0	0	0.75%	6.7%
12/31/2019	1.23	0	0	1.25%	12.1%	12/31/2019	1.25	0	0	1.00%	12.4%	12/31/2019	1.27	0	0	0.75%	12.6%
12/31/2018	1.10	0	0	1.25%	-6.7%	12/31/2018	1.11	0	0	1.00%	-6.4%	12/31/2018	1.13	0	0	0.75%	-6.2%
12/31/2017	1.18	0	0	1.25%	7.7%	12/31/2017	1.19	0	0	1.00%	8.0%	12/31/2017	1.20	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	0.50%	-3.4%	12/31/2021	$1.37	0	$0	0.25%	-3.1%	12/31/2021	$1.40	0	$0	0.00%	-2.9%
12/31/2020	1.38	0	0	0.50%	7.0%	12/31/2020	1.41	0	0	0.25%	7.2%	12/31/2020	1.44	0	0	0.00%	7.5%
12/31/2019	1.29	0	0	0.50%	12.9%	12/31/2019	1.32	0	0	0.25%	13.2%	12/31/2019	1.34	0	0	0.00%	13.5%
12/31/2018	1.15	0	0	0.50%	-6.0%	12/31/2018	1.16	0	0	0.25%	-5.7%	12/31/2018	1.18	0	0	0.00%	-5.5%
12/31/2017	1.22	0	0	0.50%	8.5%	12/31/2017	1.23	0	0	0.25%	8.8%	12/31/2017	1.25	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.5%
2020	4.1%
2019	2.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Moderate Allocation Fund R3 Class - 06-061

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,336,547	$3,795,151	203,507
Receivables: investments sold	4,261
Payables: investments purchased	-
Net assets	$4,340,808

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,340,808	2,676,910	$1.62
Band 100	-	-	1.65
Band 75	-	-	1.68
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.78
Total	$4,340,808	2,676,910

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$119,885
Mortality & expense charges			(52,576)
Net investment income (loss)			67,309

Gain (loss) on investments:
Net realized gain (loss)			106,325
Realized gain distributions			112,090
Net change in unrealized appreciation (depreciation)			132,715
Net gain (loss)			351,130

Increase (decrease) in net assets from operations			$418,439

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$67,309	$3,816
Net realized gain (loss)		106,325	33,913
Realized gain distributions		112,090	90,873
Net change in unrealized appreciation (depreciation)		132,715	294,702

Increase (decrease) in net assets from operations		418,439	423,304

Contract owner transactions:
Proceeds from units sold		746,787	539,410
Cost of units redeemed		(599,990)	(479,330)
Account charges		(319)	(429)
Increase (decrease)		146,478	59,651
Net increase (decrease)		564,917	482,955
Net assets, beginning		3,775,891	3,292,936
Net assets, ending		$4,340,808	$3,775,891

Units sold		558,313	409,386
Units redeemed		(450,082)	(354,165)
Net increase (decrease)		108,231	55,221
Units outstanding, beginning		2,568,679	2,513,458
Units outstanding, ending		2,676,910	2,568,679

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,675,556
Cost of units redeemed/account charges			(1,429,034)
Net investment income (loss)			102,892
Net realized gain (loss)			152,853
Realized gain distributions			297,145
Net change in unrealized appreciation (depreciation)			541,396
Net assets			$4,340,808

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.62	2,677	$4,341	1.25%	10.3%	12/31/2021	$1.65	0	$0	1.00%	10.6%	12/31/2021	$1.68	0	$0	0.75%	10.9%
12/31/2020	1.47	2,569	3,776	1.25%	12.2%	12/31/2020	1.49	0	0	1.00%	12.5%	12/31/2020	1.52	0	0	0.75%	12.8%
12/31/2019	1.31	2,513	3,293	1.25%	20.2%	12/31/2019	1.33	0	0	1.00%	20.5%	12/31/2019	1.35	0	0	0.75%	20.8%
12/31/2018	1.09	108	118	1.25%	-5.6%	12/31/2018	1.10	0	0	1.00%	-5.4%	12/31/2018	1.11	0	0	0.75%	-5.2%
12/31/2017	1.16	52	60	1.25%	13.4%	12/31/2017	1.17	0	0	1.00%	13.7%	12/31/2017	1.18	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.72	0	$0	0.50%	11.1%	12/31/2021	$1.75	0	$0	0.25%	11.4%	12/31/2021	$1.78	0	$0	0.00%	11.7%
12/31/2020	1.54	0	0	0.50%	13.0%	12/31/2020	1.57	0	0	0.25%	13.3%	12/31/2020	1.59	0	0	0.00%	13.6%
12/31/2019	1.37	0	0	0.50%	21.1%	12/31/2019	1.38	0	0	0.25%	21.4%	12/31/2019	1.40	0	0	0.00%	21.7%
12/31/2018	1.13	0	0	0.50%	-4.9%	12/31/2018	1.14	0	0	0.25%	-4.7%	12/31/2018	1.15	0	0	0.00%	-4.5%
12/31/2017	1.19	0	0	0.50%	14.2%	12/31/2017	1.20	0	0	0.25%	14.5%	12/31/2017	1.21	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.0%
2020	1.3%
2019	3.1%
2018	3.0%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Emerging Markets Debt Fund R3 Class - 06-014 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.31
Band 75	-	-	1.34
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,639,683
Cost of units redeemed/account charges			(4,781,687)
Net investment income (loss)			58,439
Net realized gain (loss)			80,977
Realized gain distributions			2,588
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	0	$0	1.25%	-3.9%	12/31/2021	$1.31	0	$0	1.00%	-3.6%	12/31/2021	$1.34	0	$0	0.75%	-3.4%
12/31/2020	1.33	0	0	1.25%	6.5%	12/31/2020	1.36	0	0	1.00%	6.7%	12/31/2020	1.38	0	0	0.75%	7.0%
12/31/2019	1.25	0	0	1.25%	12.4%	12/31/2019	1.27	0	0	1.00%	12.7%	12/31/2019	1.29	0	0	0.75%	13.0%
12/31/2018	1.11	1	1	1.25%	-6.5%	12/31/2018	1.13	0	0	1.00%	-6.2%	12/31/2018	1.14	0	0	0.75%	-6.0%
12/31/2017	1.19	46	55	1.25%	8.0%	12/31/2017	1.20	0	0	1.00%	8.3%	12/31/2017	1.22	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	0.50%	-3.1%	12/31/2021	$1.39	0	$0	0.25%	-2.9%	12/31/2021	$1.42	0	$0	0.00%	-2.7%
12/31/2020	1.41	0	0	0.50%	7.3%	12/31/2020	1.44	0	0	0.25%	7.5%	12/31/2020	1.46	0	0	0.00%	7.8%
12/31/2019	1.31	0	0	0.50%	13.2%	12/31/2019	1.34	0	0	0.25%	13.5%	12/31/2019	1.36	0	0	0.00%	13.8%
12/31/2018	1.16	0	0	0.50%	-5.8%	12/31/2018	1.18	0	0	0.25%	-5.5%	12/31/2018	1.19	0	0	0.00%	-5.3%
12/31/2017	1.23	0	0	0.50%	8.8%	12/31/2017	1.25	0	0	0.25%	9.1%	12/31/2017	1.26	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	8.4%
2018	3.8%
2017	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS New Discovery Fund R3 Class - 06-299

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,017,776	$1,200,274	35,473
Receivables: investments sold	21,960
Payables: investments purchased	-
Net assets	$1,039,736

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,039,736	330,702	$3.14
Band 100	-	-	3.23
Band 75	-	-	3.31
Band 50	-	-	3.40
Band 25	-	-	3.49
Band 0	-	-	3.59
Total	$1,039,736	330,702

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,417)
Net investment income (loss)			(9,417)

Gain (loss) on investments:
Net realized gain (loss)			19,918
Realized gain distributions			219,131
Net change in unrealized appreciation (depreciation)			(269,646)
Net gain (loss)			(30,597)

Increase (decrease) in net assets from operations			$(40,014)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,417)	$(3,803)
Net realized gain (loss)		19,918	(640)
Realized gain distributions		219,131	46,565
Net change in unrealized appreciation (depreciation)		(269,646)	87,137

Increase (decrease) in net assets from operations		(40,014)	129,259

Contract owner transactions:
Proceeds from units sold		737,354	373,725
Cost of units redeemed		(132,232)	(51,492)
Account charges		(1,397)	(768)
Increase (decrease)		603,725	321,465
Net increase (decrease)		563,711	450,724
Net assets, beginning		476,025	25,301
Net assets, ending		$1,039,736	$476,025

Units sold		219,827	162,985
Units redeemed		(40,538)	(23,068)
Net increase (decrease)		179,289	139,917
Units outstanding, beginning		151,413	11,496
Units outstanding, ending		330,702	151,413

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,424,655
Cost of units redeemed/account charges			(1,470,519)
Net investment income (loss)			(35,081)
Net realized gain (loss)			(47,403)
Realized gain distributions			350,582
Net change in unrealized appreciation (depreciation)			(182,498)
Net assets			$1,039,736

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.14	331	$1,040	1.25%	0.0%	12/31/2021	$3.23	0	$0	1.00%	0.3%	12/31/2021	$3.31	0	$0	0.75%	0.5%
12/31/2020	3.14	151	476	1.25%	42.8%	12/31/2020	3.22	0	0	1.00%	43.2%	12/31/2020	3.30	0	0	0.75%	43.6%
12/31/2019	2.20	11	25	1.25%	39.0%	12/31/2019	2.25	0	0	1.00%	39.3%	12/31/2019	2.30	0	0	0.75%	39.7%
12/31/2018	1.58	0	0	1.25%	-2.9%	12/31/2018	1.61	0	0	1.00%	-2.6%	12/31/2018	1.64	0	0	0.75%	-2.4%
12/31/2017	1.63	0	0	1.25%	24.5%	12/31/2017	1.66	0	0	1.00%	24.8%	12/31/2017	1.68	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.40	0	$0	0.50%	0.8%	12/31/2021	$3.49	0	$0	0.25%	1.0%	12/31/2021	$3.59	0	$0	0.00%	1.3%
12/31/2020	3.38	0	0	0.50%	43.9%	12/31/2020	3.46	0	0	0.25%	44.3%	12/31/2020	3.54	0	0	0.00%	44.6%
12/31/2019	2.35	0	0	0.50%	40.0%	12/31/2019	2.40	0	0	0.25%	40.4%	12/31/2019	2.45	0	0	0.00%	40.7%
12/31/2018	1.68	0	0	0.50%	-2.1%	12/31/2018	1.71	0	0	0.25%	-1.9%	12/31/2018	1.74	0	0	0.00%	-1.6%
12/31/2017	1.71	0	0	0.50%	25.4%	12/31/2017	1.74	0	0	0.25%	25.7%	12/31/2017	1.77	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Growth Allocation Fund R2 Class - 06-076

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$600,933	$523,906	22,133
Receivables: investments sold	-
Payables: investments purchased	(39,415)
Net assets	$561,518

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$561,518	317,348	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.91
Band 0	-	-	1.94
Total	$561,518	317,348

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16,857
Mortality & expense charges			(8,530)
Net investment income (loss)			8,327

Gain (loss) on investments:
Net realized gain (loss)			38,078
Realized gain distributions			22,583
Net change in unrealized appreciation (depreciation)			21,719
Net gain (loss)			82,380

Increase (decrease) in net assets from operations			$90,707

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,327	$(1,629)
Net realized gain (loss)		38,078	16,959
Realized gain distributions		22,583	16,440
Net change in unrealized appreciation (depreciation)		21,719	46,445

Increase (decrease) in net assets from operations		90,707	78,215

Contract owner transactions:
Proceeds from units sold		64,487	762,730
Cost of units redeemed		(222,875)	(348,062)
Account charges		(200)	(194)
Increase (decrease)		(158,588)	414,474
Net increase (decrease)		(67,881)	492,689
Net assets, beginning		629,399	136,710
Net assets, ending		$561,518	$629,399

Units sold		38,603	558,059
Units redeemed		(126,815)	(251,838)
Net increase (decrease)		(88,212)	306,221
Units outstanding, beginning		405,560	99,339
Units outstanding, ending		317,348	405,560

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,243,811
Cost of units redeemed/account charges			(889,085)
Net investment income (loss)			8,034
Net realized gain (loss)			65,063
Realized gain distributions			56,668
Net change in unrealized appreciation (depreciation)			77,027
Net assets			$561,518

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	317	$562	1.25%	14.0%	12/31/2021	$1.80	0	$0	1.00%	14.3%	12/31/2021	$1.84	0	$0	0.75%	14.6%
12/31/2020	1.55	406	629	1.25%	12.8%	12/31/2020	1.58	0	0	1.00%	13.1%	12/31/2020	1.60	0	0	0.75%	13.3%
12/31/2019	1.38	99	137	1.25%	24.3%	12/31/2019	1.40	0	0	1.00%	24.7%	12/31/2019	1.41	0	0	0.75%	25.0%
12/31/2018	1.11	86	95	1.25%	-7.3%	12/31/2018	1.12	0	0	1.00%	-7.0%	12/31/2018	1.13	0	0	0.75%	-6.8%
12/31/2017	1.19	275	328	1.25%	17.1%	12/31/2017	1.20	0	0	1.00%	17.4%	12/31/2017	1.21	0	0	0.75%	17.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.87	0	$0	0.50%	14.9%	12/31/2021	$1.91	0	$0	0.25%	15.2%	12/31/2021	$1.94	0	$0	0.00%	15.4%
12/31/2020	1.63	0	0	0.50%	13.6%	12/31/2020	1.66	0	0	0.25%	13.9%	12/31/2020	1.68	0	0	0.00%	14.2%
12/31/2019	1.43	0	0	0.50%	25.3%	12/31/2019	1.45	0	0	0.25%	25.6%	12/31/2019	1.47	0	0	0.00%	25.9%
12/31/2018	1.14	0	0	0.50%	-6.6%	12/31/2018	1.16	0	0	0.25%	-6.3%	12/31/2018	1.17	0	0	0.00%	-6.1%
12/31/2017	1.23	0	0	0.50%	18.0%	12/31/2017	1.24	0	0	0.25%	18.3%	12/31/2017	1.25	0	0	0.00%	18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.8%
2020	1.2%
2019	1.5%
2018	0.8%
2017	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS New Discovery Fund R2 Class - 06-298

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$90,065	$115,808	2,838
Receivables: investments sold	-
Payables: investments purchased	(16,966)
Net assets	$73,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$73,099	23,870	$3.06
Band 100	-	-	3.14
Band 75	-	-	3.23
Band 50	-	-	3.31
Band 25	-	-	3.40
Band 0	-	-	3.49
Total	$73,099	23,870

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,188)
Net investment income (loss)			(1,188)

Gain (loss) on investments:
Net realized gain (loss)			24,604
Realized gain distributions			20,122
Net change in unrealized appreciation (depreciation)			(45,356)
Net gain (loss)			(630)

Increase (decrease) in net assets from operations			$(1,818)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,188)	$(863)
Net realized gain (loss)		24,604	1,837
Realized gain distributions		20,122	10,444
Net change in unrealized appreciation (depreciation)		(45,356)	17,510

Increase (decrease) in net assets from operations		(1,818)	28,928

Contract owner transactions:
Proceeds from units sold		88,051	22,979
Cost of units redeemed		(112,300)	(14,021)
Account charges		(133)	(34)
Increase (decrease)		(24,382)	8,924
Net increase (decrease)		(26,200)	37,852
Net assets, beginning		99,299	61,447
Net assets, ending		$73,099	$99,299

Units sold		26,561	9,766
Units redeemed		(35,030)	(5,943)
Net increase (decrease)		(8,469)	3,823
Units outstanding, beginning		32,339	28,516
Units outstanding, ending		23,870	32,339

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,731,780
Cost of units redeemed/account charges			(1,743,853)
Net investment income (loss)			(23,180)
Net realized gain (loss)			(12,368)
Realized gain distributions			146,463
Net change in unrealized appreciation (depreciation)			(25,743)
Net assets			$73,099

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.06	24	$73	1.25%	-0.3%	12/31/2021	$3.14	0	$0	1.00%	0.0%	12/31/2021	$3.23	0	$0	0.75%	0.2%
12/31/2020	3.07	32	99	1.25%	42.5%	12/31/2020	3.14	0	0	1.00%	42.9%	12/31/2020	3.22	0	0	0.75%	43.2%
12/31/2019	2.15	29	61	1.25%	38.7%	12/31/2019	2.20	0	0	1.00%	39.0%	12/31/2019	2.25	0	0	0.75%	39.4%
12/31/2018	1.55	22	35	1.25%	-3.1%	12/31/2018	1.58	0	0	1.00%	-2.9%	12/31/2018	1.61	0	0	0.75%	-2.7%
12/31/2017	1.60	13	20	1.25%	24.2%	12/31/2017	1.63	0	0	1.00%	24.5%	12/31/2017	1.66	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.31	0	$0	0.50%	0.5%	12/31/2021	$3.40	0	$0	0.25%	0.7%	12/31/2021	$3.49	0	$0	0.00%	1.0%
12/31/2020	3.30	0	0	0.50%	43.6%	12/31/2020	3.38	0	0	0.25%	43.9%	12/31/2020	3.46	0	0	0.00%	44.3%
12/31/2019	2.30	0	0	0.50%	39.7%	12/31/2019	2.35	0	0	0.25%	40.1%	12/31/2019	2.40	0	0	0.00%	40.4%
12/31/2018	1.64	0	0	0.50%	-2.4%	12/31/2018	1.68	0	0	0.25%	-2.2%	12/31/2018	1.71	0	0	0.00%	-1.9%
12/31/2017	1.68	0	0	0.50%	25.1%	12/31/2017	1.71	0	0	0.25%	25.4%	12/31/2017	1.74	0	0	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Growth Allocation Fund R3 Class - 06-060

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$183,656	$166,907	7,124
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$183,680

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$183,680	101,873	$1.80
Band 100	-	-	1.84
Band 75	-	-	1.87
Band 50	-	-	1.91
Band 25	-	-	1.94
Band 0	-	-	1.98
Total	$183,680	101,873

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,455
Mortality & expense charges			(3,592)
Net investment income (loss)			5,863

Gain (loss) on investments:
Net realized gain (loss)			29,747
Realized gain distributions			11,643
Net change in unrealized appreciation (depreciation)			(9,365)
Net gain (loss)			32,025

Increase (decrease) in net assets from operations			$37,888

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,863	$(1,266)
Net realized gain (loss)		29,747	5,742
Realized gain distributions		11,643	7,631
Net change in unrealized appreciation (depreciation)		(9,365)	1,704

Increase (decrease) in net assets from operations		37,888	13,811

Contract owner transactions:
Proceeds from units sold		39,591	254,240
Cost of units redeemed		(153,366)	(436,983)
Account charges		(791)	(1,708)
Increase (decrease)		(114,566)	(184,451)
Net increase (decrease)		(76,678)	(170,640)
Net assets, beginning		260,358	430,998
Net assets, ending		$183,680	$260,358

Units sold		22,678	186,271
Units redeemed		(85,810)	(330,094)
Net increase (decrease)		(63,132)	(143,823)
Units outstanding, beginning		165,005	308,828
Units outstanding, ending		101,873	165,005

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$814,044
Cost of units redeemed/account charges			(757,329)
Net investment income (loss)			12,479
Net realized gain (loss)			39,493
Realized gain distributions			58,244
Net change in unrealized appreciation (depreciation)			16,749
Net assets			$183,680

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.80	102	$184	1.25%	14.3%	12/31/2021	$1.84	0	$0	1.00%	14.6%	12/31/2021	$1.87	0	$0	0.75%	14.8%
12/31/2020	1.58	165	260	1.25%	13.1%	12/31/2020	1.60	0	0	1.00%	13.3%	12/31/2020	1.63	0	0	0.75%	13.6%
12/31/2019	1.40	309	431	1.25%	24.6%	12/31/2019	1.41	0	0	1.00%	24.9%	12/31/2019	1.43	0	0	0.75%	25.3%
12/31/2018	1.12	368	412	1.25%	-7.0%	12/31/2018	1.13	0	0	1.00%	-6.8%	12/31/2018	1.15	0	0	0.75%	-6.6%
12/31/2017	1.20	113	136	1.25%	17.5%	12/31/2017	1.21	0	0	1.00%	17.8%	12/31/2017	1.23	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.91	0	$0	0.50%	15.1%	12/31/2021	$1.94	0	$0	0.25%	15.4%	12/31/2021	$1.98	0	$0	0.00%	15.7%
12/31/2020	1.66	0	0	0.50%	13.9%	12/31/2020	1.68	0	0	0.25%	14.2%	12/31/2020	1.71	0	0	0.00%	14.5%
12/31/2019	1.45	0	0	0.50%	25.6%	12/31/2019	1.47	0	0	0.25%	25.9%	12/31/2019	1.50	0	0	0.00%	26.2%
12/31/2018	1.16	0	0	0.50%	-6.3%	12/31/2018	1.17	0	0	0.25%	-6.1%	12/31/2018	1.18	0	0	0.00%	-5.8%
12/31/2017	1.24	0	0	0.50%	18.4%	12/31/2017	1.25	0	0	0.25%	18.7%	12/31/2017	1.26	0	0	0.00%	18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.3%
2020	0.8%
2019	1.5%
2018	3.0%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Utilities Fund R3 Class - 06-388

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,481	$66,371	3,299
Receivables: investments sold	227
Payables: investments purchased	-
Net assets	$80,708

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,708	28,749	$2.81
Band 100	-	-	2.89
Band 75	-	-	2.97
Band 50	-	-	3.06
Band 25	-	-	3.15
Band 0	-	-	3.25
Total	$80,708	28,749

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,112
Mortality & expense charges			(1,042)
Net investment income (loss)			70

Gain (loss) on investments:
Net realized gain (loss)			2,695
Realized gain distributions			3,747
Net change in unrealized appreciation (depreciation)			3,123
Net gain (loss)			9,565

Increase (decrease) in net assets from operations			$9,635

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$70	$600
Net realized gain (loss)		2,695	(5,144)
Realized gain distributions		3,747	3,198
Net change in unrealized appreciation (depreciation)		3,123	(3,961)

Increase (decrease) in net assets from operations		9,635	(5,307)

Contract owner transactions:
Proceeds from units sold		4,032	28,547
Cost of units redeemed		(15,961)	(125,609)
Account charges		(14)	(17)
Increase (decrease)		(11,943)	(97,079)
Net increase (decrease)		(2,308)	(102,386)
Net assets, beginning		83,016	185,402
Net assets, ending		$80,708	$83,016

Units sold		1,547	15,387
Units redeemed		(6,049)	(59,886)
Net increase (decrease)		(4,502)	(44,499)
Units outstanding, beginning		33,251	77,750
Units outstanding, ending		28,749	33,251

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$632,570
Cost of units redeemed/account charges			(642,700)
Net investment income (loss)			18,322
Net realized gain (loss)			20,011
Realized gain distributions			38,395
Net change in unrealized appreciation (depreciation)			14,110
Net assets			$80,708

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.81	29	$81	1.25%	12.4%	12/31/2021	$2.89	0	$0	1.00%	12.7%	12/31/2021	$2.97	0	$0	0.75%	13.0%
12/31/2020	2.50	33	83	1.25%	4.7%	12/31/2020	2.56	0	0	1.00%	5.0%	12/31/2020	2.63	0	0	0.75%	5.2%
12/31/2019	2.38	78	185	1.25%	23.3%	12/31/2019	2.44	0	0	1.00%	23.6%	12/31/2019	2.50	0	0	0.75%	23.9%
12/31/2018	1.93	34	67	1.25%	-0.4%	12/31/2018	1.98	0	0	1.00%	-0.2%	12/31/2018	2.02	0	0	0.75%	0.1%
12/31/2017	1.94	46	89	1.25%	13.3%	12/31/2017	1.98	0	0	1.00%	13.6%	12/31/2017	2.02	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.06	0	$0	0.50%	13.3%	12/31/2021	$3.15	0	$0	0.25%	13.6%	12/31/2021	$3.25	0	$0	0.00%	13.9%
12/31/2020	2.70	0	0	0.50%	5.5%	12/31/2020	2.78	0	0	0.25%	5.8%	12/31/2020	2.85	0	0	0.00%	6.0%
12/31/2019	2.56	0	0	0.50%	24.2%	12/31/2019	2.62	0	0	0.25%	24.6%	12/31/2019	2.69	0	0	0.00%	24.9%
12/31/2018	2.06	0	0	0.50%	0.3%	12/31/2018	2.11	0	0	0.25%	0.6%	12/31/2018	2.15	0	0	0.00%	0.8%
12/31/2017	2.06	0	0	0.50%	14.1%	12/31/2017	2.09	0	0	0.25%	14.4%	12/31/2017	2.13	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.3%
2019	3.1%
2018	2.7%
2017	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International New Discovery Fund R2 Class - 06-379

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$279,796	$240,195	7,919
Receivables: investments sold	1,121
Payables: investments purchased	-
Net assets	$280,917

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$280,917	122,772	$2.29
Band 100	-	-	2.36
Band 75	-	-	2.43
Band 50	-	-	2.50
Band 25	-	-	2.58
Band 0	-	-	2.66
Total	$280,917	122,772

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,053
Mortality & expense charges			(3,407)
Net investment income (loss)			(1,354)

Gain (loss) on investments:
Net realized gain (loss)			3,227
Realized gain distributions			10,750
Net change in unrealized appreciation (depreciation)			(4,799)
Net gain (loss)			9,178

Increase (decrease) in net assets from operations			$7,824

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,354)	$(2,700)
Net realized gain (loss)		3,227	932
Realized gain distributions		10,750	9,368
Net change in unrealized appreciation (depreciation)		(4,799)	12,403

Increase (decrease) in net assets from operations		7,824	20,003

Contract owner transactions:
Proceeds from units sold		31,061	23,225
Cost of units redeemed		(14,442)	(10,756)
Account charges		(22)	(28)
Increase (decrease)		16,597	12,441
Net increase (decrease)		24,421	32,444
Net assets, beginning		256,496	224,052
Net assets, ending		$280,917	$256,496

Units sold		13,569	12,167
Units redeemed		(6,368)	(5,699)
Net increase (decrease)		7,201	6,468
Units outstanding, beginning		115,571	109,103
Units outstanding, ending		122,772	115,571

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,067,721
Cost of units redeemed/account charges			(973,187)
Net investment income (loss)			(14,885)
Net realized gain (loss)			119,184
Realized gain distributions			42,483
Net change in unrealized appreciation (depreciation)			39,601
Net assets			$280,917

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.29	123	$281	1.25%	3.1%	12/31/2021	$2.36	0	$0	1.00%	3.4%	12/31/2021	$2.43	0	$0	0.75%	3.6%
12/31/2020	2.22	116	256	1.25%	8.1%	12/31/2020	2.28	0	0	1.00%	8.3%	12/31/2020	2.35	0	0	0.75%	8.6%
12/31/2019	2.05	109	224	1.25%	20.7%	12/31/2019	2.11	0	0	1.00%	21.0%	12/31/2019	2.16	0	0	0.75%	21.3%
12/31/2018	1.70	107	182	1.25%	-12.0%	12/31/2018	1.74	0	0	1.00%	-11.8%	12/31/2018	1.78	0	0	0.75%	-11.5%
12/31/2017	1.93	129	249	1.25%	29.8%	12/31/2017	1.97	0	0	1.00%	30.1%	12/31/2017	2.01	0	0	0.75%	30.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.50	0	$0	0.50%	3.9%	12/31/2021	$2.58	0	$0	0.25%	4.1%	12/31/2021	$2.66	0	$0	0.00%	4.4%
12/31/2020	2.41	0	0	0.50%	8.9%	12/31/2020	2.48	0	0	0.25%	9.2%	12/31/2020	2.55	0	0	0.00%	9.4%
12/31/2019	2.21	0	0	0.50%	21.6%	12/31/2019	2.27	0	0	0.25%	21.9%	12/31/2019	2.33	0	0	0.00%	22.2%
12/31/2018	1.82	0	0	0.50%	-11.3%	12/31/2018	1.86	0	0	0.25%	-11.1%	12/31/2018	1.91	0	0	0.00%	-10.9%
12/31/2017	2.05	0	0	0.50%	30.7%	12/31/2017	2.09	0	0	0.25%	31.1%	12/31/2017	2.14	0	0	0.00%	31.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.0%
2019	0.9%
2018	0.2%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Utilities Fund R2 Class - 06-389

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$137,636	$138,197	5,639
Receivables: investments sold	-
Payables: investments purchased	(42)
Net assets	$137,594

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$133,337	48,912	$2.73
Band 100	4,257	1,517	2.81
Band 75	-	-	2.89
Band 50	-	-	2.97
Band 25	-	-	3.06
Band 0	-	-	3.15
Total	$137,594	50,429

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,505
Mortality & expense charges			(1,745)
Net investment income (loss)			(240)

Gain (loss) on investments:
Net realized gain (loss)			17,231
Realized gain distributions			5,863
Net change in unrealized appreciation (depreciation)			(7,455)
Net gain (loss)			15,639

Increase (decrease) in net assets from operations			$15,399

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(240)	$295
Net realized gain (loss)		17,231	2,610
Realized gain distributions		5,863	3,176
Net change in unrealized appreciation (depreciation)		(7,455)	(7,012)

Increase (decrease) in net assets from operations		15,399	(931)

Contract owner transactions:
Proceeds from units sold		407,392	8,839
Cost of units redeemed		(371,585)	(61,725)
Account charges		(48)	(35)
Increase (decrease)		35,759	(52,921)
Net increase (decrease)		51,158	(53,852)
Net assets, beginning		86,436	140,288
Net assets, ending		$137,594	$86,436

Units sold		161,009	3,851
Units redeemed		(146,114)	(28,560)
Net increase (decrease)		14,895	(24,709)
Units outstanding, beginning		35,534	60,243
Units outstanding, ending		50,429	35,534

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,515,065
Cost of units redeemed/account charges			(2,571,057)
Net investment income (loss)			45,775
Net realized gain (loss)			10,792
Realized gain distributions			137,580
Net change in unrealized appreciation (depreciation)			(561)
Net assets			$137,594

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.73	49	$133	1.25%	12.2%	12/31/2021	$2.81	2	$4	1.00%	12.5%	12/31/2021	$2.89	0	$0	0.75%	12.8%
12/31/2020	2.43	34	83	1.25%	4.4%	12/31/2020	2.49	2	4	1.00%	4.7%	12/31/2020	2.56	0	0	0.75%	4.9%
12/31/2019	2.33	59	137	1.25%	23.1%	12/31/2019	2.38	2	4	1.00%	23.4%	12/31/2019	2.44	0	0	0.75%	23.7%
12/31/2018	1.89	66	125	1.25%	-0.7%	12/31/2018	1.93	2	5	1.00%	-0.5%	12/31/2018	1.97	0	0	0.75%	-0.2%
12/31/2017	1.90	95	180	1.25%	13.0%	12/31/2017	1.94	33	65	1.00%	13.3%	12/31/2017	1.98	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.97	0	$0	0.50%	13.0%	12/31/2021	$3.06	0	$0	0.25%	13.3%	12/31/2021	$3.15	0	$0	0.00%	13.6%
12/31/2020	2.63	0	0	0.50%	5.2%	12/31/2020	2.70	0	0	0.25%	5.5%	12/31/2020	2.77	0	0	0.00%	5.7%
12/31/2019	2.50	0	0	0.50%	24.0%	12/31/2019	2.56	0	0	0.25%	24.3%	12/31/2019	2.62	0	0	0.00%	24.6%
12/31/2018	2.02	0	0	0.50%	0.0%	12/31/2018	2.06	0	0	0.25%	0.3%	12/31/2018	2.11	0	0	0.00%	0.5%
12/31/2017	2.02	0	0	0.50%	13.9%	12/31/2017	2.05	0	0	0.25%	14.2%	12/31/2017	2.09	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.2%
2019	2.3%
2018	2.6%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International New Discovery Fund A Class - 06-360

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,860,992	$1,519,204	51,651
Receivables: investments sold	30,470
Payables: investments purchased	-
Net assets	$1,891,462

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,891,462	417,727	$4.53
Band 100	-	-	4.74
Band 75	-	-	4.96
Band 50	-	-	5.19
Band 25	-	-	5.43
Band 0	-	-	5.78
Total	$1,891,462	417,727

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$18,791
Mortality & expense charges			(25,724)
Net investment income (loss)			(6,933)

Gain (loss) on investments:
Net realized gain (loss)			114,408
Realized gain distributions			72,235
Net change in unrealized appreciation (depreciation)			(106,007)
Net gain (loss)			80,636

Increase (decrease) in net assets from operations			$73,703

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,933)	$(20,514)
Net realized gain (loss)		114,408	25,841
Realized gain distributions		72,235	73,747
Net change in unrealized appreciation (depreciation)		(106,007)	56,070

Increase (decrease) in net assets from operations		73,703	135,144

Contract owner transactions:
Proceeds from units sold		214,350	330,151
Cost of units redeemed		(472,028)	(336,628)
Account charges		(2,378)	(2,859)
Increase (decrease)		(260,056)	(9,336)
Net increase (decrease)		(186,353)	125,808
Net assets, beginning		2,077,815	1,952,007
Net assets, ending		$1,891,462	$2,077,815

Units sold		48,254	89,635
Units redeemed		(104,880)	(98,092)
Net increase (decrease)		(56,626)	(8,457)
Units outstanding, beginning		474,353	482,810
Units outstanding, ending		417,727	474,353

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$22,062,558
Cost of units redeemed/account charges			(25,296,541)
Net investment income (loss)			(187,595)
Net realized gain (loss)			3,021,722
Realized gain distributions			1,949,530
Net change in unrealized appreciation (depreciation)			341,788
Net assets			$1,891,462

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.53	418	$1,891	1.25%	3.4%	12/31/2021	$4.74	0	$0	1.00%	3.6%	12/31/2021	$4.96	0	$0	0.75%	3.9%
12/31/2020	4.38	474	2,078	1.25%	8.3%	12/31/2020	4.57	0	0	1.00%	8.6%	12/31/2020	4.77	0	0	0.75%	8.9%
12/31/2019	4.04	483	1,952	1.25%	21.0%	12/31/2019	4.21	0	0	1.00%	21.3%	12/31/2019	4.39	0	0	0.75%	21.6%
12/31/2018	3.34	643	2,148	1.25%	-11.8%	12/31/2018	3.47	0	0	1.00%	-11.6%	12/31/2018	3.61	0	0	0.75%	-11.3%
12/31/2017	3.79	900	3,409	1.25%	30.1%	12/31/2017	3.92	0	0	1.00%	30.4%	12/31/2017	4.07	0	0	0.75%	30.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.19	0	$0	0.50%	4.1%	12/31/2021	$5.43	0	$0	0.25%	4.4%	12/31/2021	$5.78	0	$0	0.00%	4.7%
12/31/2020	4.99	0	0	0.50%	9.2%	12/31/2020	5.20	0	0	0.25%	9.4%	12/31/2020	5.53	0	0	0.00%	9.7%
12/31/2019	4.57	0	0	0.50%	21.9%	12/31/2019	4.76	0	0	0.25%	22.2%	12/31/2019	5.04	0	0	0.00%	22.5%
12/31/2018	3.75	0	0	0.50%	-11.1%	12/31/2018	3.89	0	0	0.25%	-10.9%	12/31/2018	4.11	0	0	0.00%	-10.7%
12/31/2017	4.21	0	0	0.50%	31.1%	12/31/2017	4.37	0	0	0.25%	31.4%	12/31/2017	4.60	0	0	0.00%	31.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.1%
2019	0.9%
2018	0.5%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Value Fund A Class - 06-375

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,064,194	$2,339,478	56,183
Receivables: investments sold	-
Payables: investments purchased	(10,614)
Net assets	$3,053,580

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,053,580	739,596	$4.13
Band 100	-	-	4.32
Band 75	-	-	4.52
Band 50	-	-	4.73
Band 25	-	-	4.96
Band 0	-	-	5.27
Total	$3,053,580	739,596

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$71,336
Mortality & expense charges			(83,590)
Net investment income (loss)			(12,254)

Gain (loss) on investments:
Net realized gain (loss)			1,918,726
Realized gain distributions			58,796
Net change in unrealized appreciation (depreciation)			(499,287)
Net gain (loss)			1,478,235

Increase (decrease) in net assets from operations			$1,465,981

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,254)	$16,318
Net realized gain (loss)		1,918,726	907,678
Realized gain distributions		58,796	81,664
Net change in unrealized appreciation (depreciation)		(499,287)	(891,931)

Increase (decrease) in net assets from operations		1,465,981	113,729

Contract owner transactions:
Proceeds from units sold		1,021,069	2,241,570
Cost of units redeemed		(7,384,246)	(7,329,002)
Account charges		(17,088)	(10,673)
Increase (decrease)		(6,380,265)	(5,098,105)
Net increase (decrease)		(4,914,284)	(4,984,376)
Net assets, beginning		7,967,864	12,952,240
Net assets, ending		$3,053,580	$7,967,864

Units sold		283,266	814,333
Units redeemed		(1,927,601)	(2,397,523)
Net increase (decrease)		(1,644,335)	(1,583,190)
Units outstanding, beginning		2,383,931	3,967,121
Units outstanding, ending		739,596	2,383,931

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$67,412,961
Cost of units redeemed/account charges			(80,976,015)
Net investment income (loss)			1,066,884
Net realized gain (loss)			11,242,718
Realized gain distributions			3,582,316
Net change in unrealized appreciation (depreciation)			724,716
Net assets			$3,053,580

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.13	740	$3,054	1.25%	23.5%	12/31/2021	$4.32	0	$0	1.00%	23.8%	12/31/2021	$4.52	0	$0	0.75%	24.1%
12/31/2020	3.34	2,384	7,968	1.25%	2.4%	12/31/2020	3.49	0	0	1.00%	2.6%	12/31/2020	3.64	0	0	0.75%	2.9%
12/31/2019	3.26	3,967	12,952	1.25%	28.1%	12/31/2019	3.40	0	0	1.00%	28.4%	12/31/2019	3.54	0	0	0.75%	28.8%
12/31/2018	2.55	6,015	15,326	1.25%	-11.2%	12/31/2018	2.65	0	0	1.00%	-11.0%	12/31/2018	2.75	0	0	0.75%	-10.7%
12/31/2017	2.87	7,444	21,362	1.25%	16.0%	12/31/2017	2.97	0	0	1.00%	16.3%	12/31/2017	3.08	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.73	0	$0	0.50%	24.5%	12/31/2021	$4.96	0	$0	0.25%	24.8%	12/31/2021	$5.27	0	$0	0.00%	25.1%
12/31/2020	3.80	0	0	0.50%	3.1%	12/31/2020	3.97	0	0	0.25%	3.4%	12/31/2020	4.22	0	0	0.00%	3.7%
12/31/2019	3.69	0	0	0.50%	29.1%	12/31/2019	3.84	0	0	0.25%	29.4%	12/31/2019	4.07	0	0	0.00%	29.7%
12/31/2018	2.86	0	0	0.50%	-10.5%	12/31/2018	2.97	0	0	0.25%	-10.3%	12/31/2018	3.14	0	0	0.00%	-10.1%
12/31/2017	3.19	0	0	0.50%	16.9%	12/31/2017	3.31	0	0	0.25%	17.2%	12/31/2017	3.49	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.2%
2019	2.1%
2018	1.9%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Value Fund R3 Class - 06-773

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$309,040	$268,718	5,886
Receivables: investments sold	22
Payables: investments purchased	-
Net assets	$309,062

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$309,062	119,509	$2.59
Band 100	-	-	2.65
Band 75	-	-	2.71
Band 50	-	-	2.77
Band 25	-	-	2.83
Band 0	-	-	2.90
Total	$309,062	119,509

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,218
Mortality & expense charges			(7,295)
Net investment income (loss)			(5,077)

Gain (loss) on investments:
Net realized gain (loss)			232,956
Realized gain distributions			20,299
Net change in unrealized appreciation (depreciation)			(237,119)
Net gain (loss)			16,136

Increase (decrease) in net assets from operations			$11,059

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,077)	$(11,084)
Net realized gain (loss)		232,956	56,644
Realized gain distributions		20,299	64,527
Net change in unrealized appreciation (depreciation)		(237,119)	101,442

Increase (decrease) in net assets from operations		11,059	211,529

Contract owner transactions:
Proceeds from units sold		52,982	188,315
Cost of units redeemed		(1,124,627)	(511,753)
Account charges		(596)	(672)
Increase (decrease)		(1,072,241)	(324,110)
Net increase (decrease)		(1,061,182)	(112,581)
Net assets, beginning		1,370,244	1,482,825
Net assets, ending		$309,062	$1,370,244

Units sold		54,730	96,505
Units redeemed		(512,428)	(260,480)
Net increase (decrease)		(457,698)	(163,975)
Units outstanding, beginning		577,207	741,182
Units outstanding, ending		119,509	577,207

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$30,761,569
Cost of units redeemed/account charges			(34,933,217)
Net investment income (loss)			179,031
Net realized gain (loss)			3,521,700
Realized gain distributions			739,657
Net change in unrealized appreciation (depreciation)			40,322
Net assets			$309,062

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.59	120	$309	1.25%	8.9%	12/31/2021	$2.65	0	$0	1.00%	9.2%	12/31/2021	$2.71	0	$0	0.75%	9.5%
12/31/2020	2.37	577	1,370	1.25%	18.7%	12/31/2020	2.42	0	0	1.00%	19.0%	12/31/2020	2.47	0	0	0.75%	19.3%
12/31/2019	2.00	741	1,483	1.25%	24.0%	12/31/2019	2.04	0	0	1.00%	24.3%	12/31/2019	2.07	0	0	0.75%	24.6%
12/31/2018	1.61	2,273	3,667	1.25%	-10.4%	12/31/2018	1.64	0	0	1.00%	-10.1%	12/31/2018	1.66	0	0	0.75%	-9.9%
12/31/2017	1.80	9,425	16,962	1.25%	25.2%	12/31/2017	1.82	0	0	1.00%	25.5%	12/31/2017	1.85	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.77	0	$0	0.50%	9.8%	12/31/2021	$2.83	0	$0	0.25%	10.0%	12/31/2021	$2.90	0	$0	0.00%	10.3%
12/31/2020	2.52	0	0	0.50%	19.6%	12/31/2020	2.57	0	0	0.25%	19.9%	12/31/2020	2.63	0	0	0.00%	20.2%
12/31/2019	2.11	0	0	0.50%	24.9%	12/31/2019	2.15	0	0	0.25%	25.2%	12/31/2019	2.19	0	0	0.00%	25.6%
12/31/2018	1.69	0	0	0.50%	-9.7%	12/31/2018	1.72	0	0	0.25%	-9.4%	12/31/2018	1.74	0	0	0.00%	-9.2%
12/31/2017	1.87	0	0	0.50%	26.2%	12/31/2017	1.89	0	0	0.25%	26.5%	12/31/2017	1.92	0	0	0.00%	26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.4%
2019	0.5%
2018	0.5%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Technology Fund R2 Class - 06-CMG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,313	$29,563	480
Receivables: investments sold	96
Payables: investments purchased	-
Net assets	$29,409

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,409	9,235	$3.18
Band 100	-	-	3.23
Band 75	-	-	3.28
Band 50	-	-	3.32
Band 25	-	-	3.37
Band 0	-	-	3.42
Total	$29,409	9,235

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(334)
Net investment income (loss)			(334)

Gain (loss) on investments:
Net realized gain (loss)			21
Realized gain distributions			3,506
Net change in unrealized appreciation (depreciation)			(342)
Net gain (loss)			3,185

Increase (decrease) in net assets from operations			$2,851

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(334)	$(81)
Net realized gain (loss)		21	1,077
Realized gain distributions		3,506	1,225
Net change in unrealized appreciation (depreciation)		(342)	(295)

Increase (decrease) in net assets from operations		2,851	1,926

Contract owner transactions:
Proceeds from units sold		3,874	21,849
Cost of units redeemed		-	(4,780)
Account charges		-	(4)
Increase (decrease)		3,874	17,065
Net increase (decrease)		6,725	18,991
Net assets, beginning		22,684	3,693
Net assets, ending		$29,409	$22,684

Units sold		1,279	8,171
Units redeemed		-	(2,078)
Net increase (decrease)		1,279	6,093
Units outstanding, beginning		7,956	1,863
Units outstanding, ending		9,235	7,956

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$52,016
Cost of units redeemed/account charges			(37,728)
Net investment income (loss)			(911)
Net realized gain (loss)			10,187
Realized gain distributions			6,095
Net change in unrealized appreciation (depreciation)			(250)
Net assets			$29,409

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.18	9	$29	1.25%	11.7%	12/31/2021	$3.23	0	$0	1.00%	12.0%	12/31/2021	$3.28	0	$0	0.75%	12.3%
12/31/2020	2.85	8	23	1.25%	43.9%	12/31/2020	2.88	0	0	1.00%	44.2%	12/31/2020	2.92	0	0	0.75%	44.6%
12/31/2019	1.98	2	4	1.25%	33.7%	12/31/2019	2.00	0	0	1.00%	34.0%	12/31/2019	2.02	0	0	0.75%	34.4%
12/31/2018	1.48	2	4	1.25%	0.1%	12/31/2018	1.49	0	0	1.00%	0.3%	12/31/2018	1.50	0	0	0.75%	0.6%
12/31/2017	1.48	18	27	1.25%	36.4%	12/31/2017	1.49	0	0	1.00%	36.7%	12/31/2017	1.49	0	0	0.75%	37.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.32	0	$0	0.50%	12.5%	12/31/2021	$3.37	0	$0	0.25%	12.8%	12/31/2021	$3.42	0	$0	0.00%	13.1%
12/31/2020	2.95	0	0	0.50%	45.0%	12/31/2020	2.99	0	0	0.25%	45.3%	12/31/2020	3.02	0	0	0.00%	45.7%
12/31/2019	2.04	0	0	0.50%	34.7%	12/31/2019	2.06	0	0	0.25%	35.1%	12/31/2019	2.07	0	0	0.00%	35.4%
12/31/2018	1.51	0	0	0.50%	0.8%	12/31/2018	1.52	0	0	0.25%	1.1%	12/31/2018	1.53	0	0	0.00%	1.4%
12/31/2017	1.50	0	0	0.50%	37.4%	12/31/2017	1.51	0	0	0.25%	37.7%	12/31/2017	1.51	0	0	0.00%	38.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Technology Fund R3 Class - 06-CMH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$163,431	$165,100	2,489
Receivables: investments sold	98
Payables: investments purchased	-
Net assets	$163,529

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$163,529	50,637	$3.23
Band 100	-	-	3.28
Band 75	-	-	3.32
Band 50	-	-	3.37
Band 25	-	-	3.42
Band 0	-	-	3.46
Total	$163,529	50,637

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(33,641)
Net investment income (loss)			(33,641)

Gain (loss) on investments:
Net realized gain (loss)			1,324,398
Realized gain distributions			230,228
Net change in unrealized appreciation (depreciation)			(1,210,134)
Net gain (loss)			344,492

Increase (decrease) in net assets from operations			$310,851

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(33,641)	$(34,759)
Net realized gain (loss)		1,324,398	356,047
Realized gain distributions		230,228	173,040
Net change in unrealized appreciation (depreciation)		(1,210,134)	558,188

Increase (decrease) in net assets from operations		310,851	1,052,516

Contract owner transactions:
Proceeds from units sold		302,087	751,198
Cost of units redeemed		(3,708,345)	(1,325,436)
Account charges		(27)	(230)
Increase (decrease)		(3,406,285)	(574,468)
Net increase (decrease)		(3,095,434)	478,048
Net assets, beginning		3,258,963	2,780,915
Net assets, ending		$163,529	$3,258,963

Units sold		100,883	306,192
Units redeemed		(1,180,074)	(566,924)
Net increase (decrease)		(1,079,191)	(260,732)
Units outstanding, beginning		1,129,828	1,390,560
Units outstanding, ending		50,637	1,129,828

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,024,905
Cost of units redeemed/account charges			(6,291,090)
Net investment income (loss)			(151,812)
Net realized gain (loss)			1,927,298
Realized gain distributions			655,897
Net change in unrealized appreciation (depreciation)			(1,669)
Net assets			$163,529

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.23	51	$164	1.25%	12.0%	12/31/2021	$3.28	0	$0	1.00%	12.2%	12/31/2021	$3.32	0	$0	0.75%	12.5%
12/31/2020	2.88	1,130	3,259	1.25%	44.2%	12/31/2020	2.92	0	0	1.00%	44.6%	12/31/2020	2.95	0	0	0.75%	45.0%
12/31/2019	2.00	1,391	2,781	1.25%	34.1%	12/31/2019	2.02	0	0	1.00%	34.4%	12/31/2019	2.04	0	0	0.75%	34.7%
12/31/2018	1.49	1,595	2,379	1.25%	0.3%	12/31/2018	1.50	0	0	1.00%	0.6%	12/31/2018	1.51	0	0	0.75%	0.8%
12/31/2017	1.49	1,385	2,060	1.25%	36.7%	12/31/2017	1.49	0	0	1.00%	37.1%	12/31/2017	1.50	0	0	0.75%	37.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.37	0	$0	0.50%	12.8%	12/31/2021	$3.42	0	$0	0.25%	13.1%	12/31/2021	$3.46	0	$0	0.00%	13.4%
12/31/2020	2.99	0	0	0.50%	45.3%	12/31/2020	3.02	0	0	0.25%	45.7%	12/31/2020	3.06	0	0	0.00%	46.0%
12/31/2019	2.06	0	0	0.50%	35.1%	12/31/2019	2.07	0	0	0.25%	35.4%	12/31/2019	2.09	0	0	0.00%	35.8%
12/31/2018	1.52	0	0	0.50%	1.1%	12/31/2018	1.53	0	0	0.25%	1.3%	12/31/2018	1.54	0	0	0.00%	1.6%
12/31/2017	1.51	0	0	0.50%	37.8%	12/31/2017	1.51	0	0	0.25%	38.1%	12/31/2017	1.52	0	0	0.00%	38.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Emerging Markets Debt Fund R6 Class - 06-CYM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,476	$50,722	3,662
Receivables: investments sold	2,298
Payables: investments purchased	-
Net assets	$52,774

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,774	44,516	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$52,774	44,516

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,040
Mortality & expense charges			(589)
Net investment income (loss)			1,451

Gain (loss) on investments:
Net realized gain (loss)			57
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,181)
Net gain (loss)			(3,124)

Increase (decrease) in net assets from operations			$(1,673)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,451	$1,087
Net realized gain (loss)		57	117
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,181)	1,481

Increase (decrease) in net assets from operations		(1,673)	2,685

Contract owner transactions:
Proceeds from units sold		13,752	9,587
Cost of units redeemed		(14)	(3,060)
Account charges		(5)	(5)
Increase (decrease)		13,733	6,522
Net increase (decrease)		12,060	9,207
Net assets, beginning		40,714	31,507
Net assets, ending		$52,774	$40,714

Units sold		11,398	8,347
Units redeemed		(16)	(2,591)
Net increase (decrease)		11,382	5,756
Units outstanding, beginning		33,134	27,378
Units outstanding, ending		44,516	33,134

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$200,747
Cost of units redeemed/account charges			(151,871)
Net investment income (loss)			4,515
Net realized gain (loss)			(371)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(246)
Net assets			$52,774

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	45	$53	1.25%	-3.5%	12/31/2021	$1.20	0	$0	1.00%	-3.3%	12/31/2021	$1.22	0	$0	0.75%	-3.0%
12/31/2020	1.23	33	41	1.25%	6.8%	12/31/2020	1.24	0	0	1.00%	7.0%	12/31/2020	1.25	0	0	0.75%	7.3%
12/31/2019	1.15	27	32	1.25%	12.8%	12/31/2019	1.16	0	0	1.00%	13.1%	12/31/2019	1.17	0	0	0.75%	13.3%
12/31/2018	1.02	19	20	1.25%	-6.1%	12/31/2018	1.03	0	0	1.00%	-5.9%	12/31/2018	1.03	0	0	0.75%	-5.6%
12/31/2017	1.09	0	0	1.25%	8.3%	12/31/2017	1.09	0	0	1.00%	8.6%	12/31/2017	1.09	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	0.50%	-2.8%	12/31/2021	$1.25	0	$0	0.25%	-2.6%	12/31/2021	$1.26	0	$0	0.00%	-2.3%
12/31/2020	1.27	0	0	0.50%	7.6%	12/31/2020	1.28	0	0	0.25%	7.8%	12/31/2020	1.29	0	0	0.00%	8.1%
12/31/2019	1.18	0	0	0.50%	13.6%	12/31/2019	1.19	0	0	0.25%	13.9%	12/31/2019	1.20	0	0	0.00%	14.2%
12/31/2018	1.04	0	0	0.50%	-5.4%	12/31/2018	1.04	0	0	0.25%	-5.2%	12/31/2018	1.05	0	0	0.00%	-4.9%
12/31/2017	1.10	0	0	0.50%	9.1%	12/31/2017	1.10	0	0	0.25%	9.4%	12/31/2017	1.10	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.4%
2020	4.2%
2019	4.4%
2018	15.8%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Growth Fund R6 Class - 06-CYN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,081,238	$20,669,892	133,162
Receivables: investments sold	-
Payables: investments purchased	(34,722)
Net assets	$26,046,516

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,046,516	9,261,135	$2.81
Band 100	-	-	2.85
Band 75	-	-	2.88
Band 50	-	-	2.92
Band 25	-	-	2.96
Band 0	-	-	3.00
Total	$26,046,516	9,261,135

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(253,879)
Net investment income (loss)			(253,879)

Gain (loss) on investments:
Net realized gain (loss)			1,214,786
Realized gain distributions			673,571
Net change in unrealized appreciation (depreciation)			2,054,224
Net gain (loss)			3,942,581

Increase (decrease) in net assets from operations			$3,688,702

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(253,879)	$(156,208)
Net realized gain (loss)		1,214,786	611,980
Realized gain distributions		673,571	528,881
Net change in unrealized appreciation (depreciation)		2,054,224	2,320,590

Increase (decrease) in net assets from operations		3,688,702	3,305,243

Contract owner transactions:
Proceeds from units sold		11,208,453	10,249,908
Cost of units redeemed		(4,325,952)	(3,405,337)
Account charges		(6,376)	(4,978)
Increase (decrease)		6,876,125	6,839,593
Net increase (decrease)		10,564,827	10,144,836
Net assets, beginning		15,481,689	5,336,853
Net assets, ending		$26,046,516	$15,481,689

Units sold		4,204,491	5,458,324
Units redeemed		(1,671,354)	(1,747,727)
Net increase (decrease)		2,533,137	3,710,597
Units outstanding, beginning		6,727,998	3,017,401
Units outstanding, ending		9,261,135	6,727,998

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$28,776,257
Cost of units redeemed/account charges			(10,981,850)
Net investment income (loss)			(490,758)
Net realized gain (loss)			1,931,670
Realized gain distributions			1,399,851
Net change in unrealized appreciation (depreciation)			5,411,346
Net assets			$26,046,516

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.81	9,261	$26,047	1.25%	22.2%	12/31/2021	$2.85	0	$0	1.00%	22.5%	12/31/2021	$2.88	0	$0	0.75%	22.8%
12/31/2020	2.30	6,728	15,482	1.25%	30.1%	12/31/2020	2.32	0	0	1.00%	30.4%	12/31/2020	2.35	0	0	0.75%	30.8%
12/31/2019	1.77	3,017	5,337	1.25%	36.1%	12/31/2019	1.78	0	0	1.00%	36.4%	12/31/2019	1.80	0	0	0.75%	36.8%
12/31/2018	1.30	2,885	3,749	1.25%	1.4%	12/31/2018	1.31	0	0	1.00%	1.7%	12/31/2018	1.31	0	0	0.75%	1.9%
12/31/2017	1.28	623	798	1.25%	29.4%	12/31/2017	1.28	0	0	1.00%	29.7%	12/31/2017	1.29	0	0	0.75%	30.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.92	0	$0	0.50%	23.1%	12/31/2021	$2.96	0	$0	0.25%	23.5%	12/31/2021	$3.00	0	$0	0.00%	23.8%
12/31/2020	2.37	0	0	0.50%	31.1%	12/31/2020	2.40	0	0	0.25%	31.4%	12/31/2020	2.42	0	0	0.00%	31.7%
12/31/2019	1.81	0	0	0.50%	37.1%	12/31/2019	1.82	0	0	0.25%	37.5%	12/31/2019	1.84	0	0	0.00%	37.8%
12/31/2018	1.32	0	0	0.50%	2.2%	12/31/2018	1.33	0	0	0.25%	2.4%	12/31/2018	1.33	0	0	0.00%	2.7%
12/31/2017	1.29	0	0	0.50%	30.3%	12/31/2017	1.30	0	0	0.25%	30.7%	12/31/2017	1.30	0	0	0.00%	31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International New Discovery Fund R6 Class - 06-CYP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,905,375	$2,668,923	78,141
Receivables: investments sold	53,847
Payables: investments purchased	-
Net assets	$2,959,222

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,959,222	1,856,142	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.66
Band 25	-	-	1.68
Band 0	-	-	1.70
Total	$2,959,222	1,856,142

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$38,642
Mortality & expense charges			(37,899)
Net investment income (loss)			743

Gain (loss) on investments:
Net realized gain (loss)			70,125
Realized gain distributions			104,699
Net change in unrealized appreciation (depreciation)			(59,266)
Net gain (loss)			115,558

Increase (decrease) in net assets from operations			$116,301

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$743	$(21,005)
Net realized gain (loss)		70,125	(11,963)
Realized gain distributions		104,699	102,197
Net change in unrealized appreciation (depreciation)		(59,266)	164,779

Increase (decrease) in net assets from operations		116,301	234,008

Contract owner transactions:
Proceeds from units sold		376,421	303,006
Cost of units redeemed		(506,848)	(548,566)
Account charges		(703)	(898)
Increase (decrease)		(131,130)	(246,458)
Net increase (decrease)		(14,829)	(12,450)
Net assets, beginning		2,974,051	2,986,501
Net assets, ending		$2,959,222	$2,974,051

Units sold		237,514	242,063
Units redeemed		(316,536)	(420,537)
Net increase (decrease)		(79,022)	(178,474)
Units outstanding, beginning		1,935,164	2,113,638
Units outstanding, ending		1,856,142	1,935,164

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,818,971
Cost of units redeemed/account charges			(2,487,998)
Net investment income (loss)			(7,496)
Net realized gain (loss)			67,050
Realized gain distributions			332,243
Net change in unrealized appreciation (depreciation)			236,452
Net assets			$2,959,222

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	1,856	$2,959	1.25%	3.7%	12/31/2021	$1.61	0	$0	1.00%	4.0%	12/31/2021	$1.64	0	$0	0.75%	4.3%
12/31/2020	1.54	1,935	2,974	1.25%	8.8%	12/31/2020	1.55	0	0	1.00%	9.0%	12/31/2020	1.57	0	0	0.75%	9.3%
12/31/2019	1.41	2,114	2,987	1.25%	21.4%	12/31/2019	1.42	0	0	1.00%	21.7%	12/31/2019	1.43	0	0	0.75%	22.0%
12/31/2018	1.16	1,120	1,303	1.25%	-11.4%	12/31/2018	1.17	0	0	1.00%	-11.2%	12/31/2018	1.18	0	0	0.75%	-11.0%
12/31/2017	1.31	1,090	1,432	1.25%	30.5%	12/31/2017	1.32	0	0	1.00%	30.8%	12/31/2017	1.32	0	0	0.75%	31.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.66	0	$0	0.50%	4.5%	12/31/2021	$1.68	0	$0	0.25%	4.8%	12/31/2021	$1.70	0	$0	0.00%	5.0%
12/31/2020	1.58	0	0	0.50%	9.6%	12/31/2020	1.60	0	0	0.25%	9.9%	12/31/2020	1.62	0	0	0.00%	10.1%
12/31/2019	1.45	0	0	0.50%	22.3%	12/31/2019	1.46	0	0	0.25%	22.6%	12/31/2019	1.47	0	0	0.00%	22.9%
12/31/2018	1.18	0	0	0.50%	-10.7%	12/31/2018	1.19	0	0	0.25%	-10.5%	12/31/2018	1.19	0	0	0.00%	-10.3%
12/31/2017	1.32	0	0	0.50%	31.5%	12/31/2017	1.33	0	0	0.25%	31.8%	12/31/2017	1.33	0	0	0.00%	32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	0.4%
2019	1.8%
2018	1.0%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Value Fund R6 Class - 06-CYR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,941,685	$3,444,837	73,929
Receivables: investments sold	-
Payables: investments purchased	(4,938)
Net assets	$3,936,747

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,936,747	2,116,287	$1.86
Band 100	-	-	1.88
Band 75	-	-	1.91
Band 50	-	-	1.93
Band 25	-	-	1.96
Band 0	-	-	1.98
Total	$3,936,747	2,116,287

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$32,646
Mortality & expense charges			(45,342)
Net investment income (loss)			(12,696)

Gain (loss) on investments:
Net realized gain (loss)			89,922
Realized gain distributions			249,270
Net change in unrealized appreciation (depreciation)			1,458
Net gain (loss)			340,650

Increase (decrease) in net assets from operations			$327,954

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,696)	$(11,171)
Net realized gain (loss)		89,922	34,032
Realized gain distributions		249,270	160,558
Net change in unrealized appreciation (depreciation)		1,458	348,847

Increase (decrease) in net assets from operations		327,954	532,266

Contract owner transactions:
Proceeds from units sold		732,034	747,006
Cost of units redeemed		(597,332)	(491,929)
Account charges		(4,604)	(3,964)
Increase (decrease)		130,098	251,113
Net increase (decrease)		458,052	783,379
Net assets, beginning		3,478,695	2,695,316
Net assets, ending		$3,936,747	$3,478,695

Units sold		539,168	496,911
Units redeemed		(467,652)	(338,434)
Net increase (decrease)		71,516	158,477
Units outstanding, beginning		2,044,771	1,886,294
Units outstanding, ending		2,116,287	2,044,771

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,689,446
Cost of units redeemed/account charges			(3,883,292)
Net investment income (loss)			(4,521)
Net realized gain (loss)			97,918
Realized gain distributions			540,348
Net change in unrealized appreciation (depreciation)			496,848
Net assets			$3,936,747

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.86	2,116	$3,937	1.25%	9.3%	12/31/2021	$1.88	0	$0	1.00%	9.6%	12/31/2021	$1.91	0	$0	0.75%	9.9%
12/31/2020	1.70	2,045	3,479	1.25%	19.1%	12/31/2020	1.72	0	0	1.00%	19.4%	12/31/2020	1.74	0	0	0.75%	19.7%
12/31/2019	1.43	1,886	2,695	1.25%	24.4%	12/31/2019	1.44	0	0	1.00%	24.7%	12/31/2019	1.45	0	0	0.75%	25.1%
12/31/2018	1.15	1,334	1,532	1.25%	-10.0%	12/31/2018	1.15	0	0	1.00%	-9.8%	12/31/2018	1.16	0	0	0.75%	-9.6%
12/31/2017	1.28	889	1,134	1.25%	25.7%	12/31/2017	1.28	0	0	1.00%	26.0%	12/31/2017	1.28	0	0	0.75%	26.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	0	$0	0.50%	10.2%	12/31/2021	$1.96	0	$0	0.25%	10.4%	12/31/2021	$1.98	0	$0	0.00%	10.7%
12/31/2020	1.75	0	0	0.50%	20.0%	12/31/2020	1.77	0	0	0.25%	20.3%	12/31/2020	1.79	0	0	0.00%	20.6%
12/31/2019	1.46	0	0	0.50%	25.4%	12/31/2019	1.47	0	0	0.25%	25.7%	12/31/2019	1.48	0	0	0.00%	26.0%
12/31/2018	1.17	0	0	0.50%	-9.3%	12/31/2018	1.17	0	0	0.25%	-9.1%	12/31/2018	1.18	0	0	0.00%	-8.9%
12/31/2017	1.29	0	0	0.50%	26.6%	12/31/2017	1.29	0	0	0.25%	26.9%	12/31/2017	1.29	0	0	0.00%	27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.8%
2019	1.4%
2018	2.0%
2017	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,806,716	$12,364,518	353,116
Receivables: investments sold	-
Payables: investments purchased	(131,892)
Net assets	$15,674,824

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,674,824	5,909,319	$2.65
Band 100	-	-	2.69
Band 75	-	-	2.72
Band 50	-	-	2.76
Band 25	-	-	2.79
Band 0	-	-	2.83
Total	$15,674,824	5,909,319

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$68,489
Mortality & expense charges			(182,204)
Net investment income (loss)			(113,715)

Gain (loss) on investments:
Net realized gain (loss)			400,998
Realized gain distributions			1,441,178
Net change in unrealized appreciation (depreciation)			1,526,301
Net gain (loss)			3,368,477

Increase (decrease) in net assets from operations			$3,254,762

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(113,715)	$(84,267)
Net realized gain (loss)		400,998	100,805
Realized gain distributions		1,441,178	873,649
Net change in unrealized appreciation (depreciation)		1,526,301	1,461,101

Increase (decrease) in net assets from operations		3,254,762	2,351,288

Contract owner transactions:
Proceeds from units sold		1,029,203	1,716,871
Cost of units redeemed		(2,096,512)	(1,242,505)
Account charges		(2,216)	(1,354)
Increase (decrease)		(1,069,525)	473,012
Net increase (decrease)		2,185,237	2,824,300
Net assets, beginning		13,489,587	10,665,287
Net assets, ending		$15,674,824	$13,489,587

Units sold		437,880	974,407
Units redeemed		(889,740)	(714,710)
Net increase (decrease)		(451,860)	259,697
Units outstanding, beginning		6,361,179	6,101,482
Units outstanding, ending		5,909,319	6,361,179

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,454,862
Cost of units redeemed/account charges			(5,729,053)
Net investment income (loss)			(213,164)
Net realized gain (loss)			559,076
Realized gain distributions			3,160,905
Net change in unrealized appreciation (depreciation)			3,442,198
Net assets			$15,674,824

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.65	5,909	$15,675	1.25%	25.1%	12/31/2021	$2.69	0	$0	1.00%	25.4%	12/31/2021	$2.72	0	$0	0.75%	25.7%
12/31/2020	2.12	6,361	13,490	1.25%	21.3%	12/31/2020	2.14	0	0	1.00%	21.6%	12/31/2020	2.16	0	0	0.75%	21.9%
12/31/2019	1.75	6,101	10,665	1.25%	38.6%	12/31/2019	1.76	0	0	1.00%	39.0%	12/31/2019	1.77	0	0	0.75%	39.3%
12/31/2018	1.26	1,618	2,040	1.25%	-0.2%	12/31/2018	1.27	0	0	1.00%	0.1%	12/31/2018	1.27	0	0	0.75%	0.3%
12/31/2017	1.26	61	77	1.25%	27.5%	12/31/2017	1.27	0	0	1.00%	27.9%	12/31/2017	1.27	0	0	0.75%	28.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.76	0	$0	0.50%	26.0%	12/31/2021	$2.79	0	$0	0.25%	26.3%	12/31/2021	$2.83	0	$0	0.00%	26.7%
12/31/2020	2.19	0	0	0.50%	22.2%	12/31/2020	2.21	0	0	0.25%	22.5%	12/31/2020	2.23	0	0	0.00%	22.8%
12/31/2019	1.79	0	0	0.50%	39.7%	12/31/2019	1.80	0	0	0.25%	40.0%	12/31/2019	1.82	0	0	0.00%	40.4%
12/31/2018	1.28	0	0	0.50%	0.6%	12/31/2018	1.29	0	0	0.25%	0.9%	12/31/2018	1.29	0	0	0.00%	1.1%
12/31/2017	1.27	0	0	0.50%	28.5%	12/31/2017	1.28	0	0	0.25%	28.8%	12/31/2017	1.28	0	0	0.00%	29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.5%
2019	0.9%
2018	2.5%
2017	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Value Fund R6 Class - 06-CYV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,287,619	$8,265,676	315,858
Receivables: investments sold	-
Payables: investments purchased	(44,339)
Net assets	$10,243,280

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,243,280	6,132,125	$1.67
Band 100	-	-	1.69
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.78
Total	$10,243,280	6,132,125

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$120,376
Mortality & expense charges			(111,782)
Net investment income (loss)			8,594

Gain (loss) on investments:
Net realized gain (loss)			424,258
Realized gain distributions			451,354
Net change in unrealized appreciation (depreciation)			1,219,344
Net gain (loss)			2,094,956

Increase (decrease) in net assets from operations			$2,103,550

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,594	$2,533
Net realized gain (loss)		424,258	(63,138)
Realized gain distributions		451,354	-
Net change in unrealized appreciation (depreciation)		1,219,344	335,748

Increase (decrease) in net assets from operations		2,103,550	275,143

Contract owner transactions:
Proceeds from units sold		3,880,364	2,277,439
Cost of units redeemed		(2,301,933)	(1,477,915)
Account charges		(16,358)	(6,850)
Increase (decrease)		1,562,073	792,674
Net increase (decrease)		3,665,623	1,067,817
Net assets, beginning		6,577,657	5,509,840
Net assets, ending		$10,243,280	$6,577,657

Units sold		2,580,502	2,090,010
Units redeemed		(1,542,921)	(1,395,292)
Net increase (decrease)		1,037,581	694,718
Units outstanding, beginning		5,094,544	4,399,826
Units outstanding, ending		6,132,125	5,094,544

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$17,368,113
Cost of units redeemed/account charges			(10,394,427)
Net investment income (loss)			23,924
Net realized gain (loss)			384,709
Realized gain distributions			839,018
Net change in unrealized appreciation (depreciation)			2,021,943
Net assets			$10,243,280

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.67	6,132	$10,243	1.25%	29.4%	12/31/2021	$1.69	0	$0	1.00%	29.7%	12/31/2021	$1.71	0	$0	0.75%	30.0%
12/31/2020	1.29	5,095	6,578	1.25%	3.1%	12/31/2020	1.30	0	0	1.00%	3.4%	12/31/2020	1.32	0	0	0.75%	3.6%
12/31/2019	1.25	4,400	5,510	1.25%	29.5%	12/31/2019	1.26	0	0	1.00%	29.8%	12/31/2019	1.27	0	0	0.75%	30.1%
12/31/2018	0.97	4,497	4,351	1.25%	-12.4%	12/31/2018	0.97	0	0	1.00%	-12.2%	12/31/2018	0.98	0	0	0.75%	-12.0%
12/31/2017	1.10	3,700	4,087	1.25%	12.4%	12/31/2017	1.11	0	0	1.00%	12.7%	12/31/2017	1.11	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	0	$0	0.50%	30.4%	12/31/2021	$1.76	0	$0	0.25%	30.7%	12/31/2021	$1.78	0	$0	0.00%	31.0%
12/31/2020	1.33	0	0	0.50%	3.9%	12/31/2020	1.34	0	0	0.25%	4.1%	12/31/2020	1.36	0	0	0.00%	4.4%
12/31/2019	1.28	0	0	0.50%	30.4%	12/31/2019	1.29	0	0	0.25%	30.8%	12/31/2019	1.30	0	0	0.00%	31.1%
12/31/2018	0.98	0	0	0.50%	-11.8%	12/31/2018	0.99	0	0	0.25%	-11.5%	12/31/2018	0.99	0	0	0.00%	-11.3%
12/31/2017	1.11	0	0	0.50%	13.3%	12/31/2017	1.12	0	0	0.25%	13.6%	12/31/2017	1.12	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.1%
2019	1.3%
2018	1.3%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Technology Fund R6 Class - 06-CYW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,174,473	$3,499,564	57,029
Receivables: investments sold	-
Payables: investments purchased	(17,598)
Net assets	$4,156,875

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,156,875	1,393,099	$2.98
Band 100	-	-	3.02
Band 75	-	-	3.06
Band 50	-	-	3.10
Band 25	-	-	3.14
Band 0	-	-	3.18
Total	$4,156,875	1,393,099

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(51,102)
Net investment income (loss)			(51,102)

Gain (loss) on investments:
Net realized gain (loss)			323,945
Realized gain distributions			428,172
Net change in unrealized appreciation (depreciation)			(236,007)
Net gain (loss)			516,110

Increase (decrease) in net assets from operations			$465,008

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(51,102)	$(32,039)
Net realized gain (loss)		323,945	156,877
Realized gain distributions		428,172	180,209
Net change in unrealized appreciation (depreciation)		(236,007)	681,758

Increase (decrease) in net assets from operations		465,008	986,805

Contract owner transactions:
Proceeds from units sold		641,077	2,847,527
Cost of units redeemed		(878,421)	(1,778,652)
Account charges		(4,317)	(3,511)
Increase (decrease)		(241,661)	1,065,364
Net increase (decrease)		223,347	2,052,169
Net assets, beginning		3,933,528	1,881,359
Net assets, ending		$4,156,875	$3,933,528

Units sold		228,422	1,519,897
Units redeemed		(316,014)	(1,064,248)
Net increase (decrease)		(87,592)	455,649
Units outstanding, beginning		1,480,691	1,025,042
Units outstanding, ending		1,393,099	1,480,691

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,979,538
Cost of units redeemed/account charges			(3,646,202)
Net investment income (loss)			(111,218)
Net realized gain (loss)			567,019
Realized gain distributions			692,829
Net change in unrealized appreciation (depreciation)			674,909
Net assets			$4,156,875

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.98	1,393	$4,157	1.25%	12.3%	12/31/2021	$3.02	0	$0	1.00%	12.6%	12/31/2021	$3.06	0	$0	0.75%	12.9%
12/31/2020	2.66	1,481	3,934	1.25%	44.7%	12/31/2020	2.68	0	0	1.00%	45.1%	12/31/2020	2.71	0	0	0.75%	45.5%
12/31/2019	1.84	1,025	1,881	1.25%	34.5%	12/31/2019	1.85	0	0	1.00%	34.9%	12/31/2019	1.86	0	0	0.75%	35.2%
12/31/2018	1.36	667	910	1.25%	0.7%	12/31/2018	1.37	0	0	1.00%	0.9%	12/31/2018	1.38	0	0	0.75%	1.2%
12/31/2017	1.36	341	462	1.25%	37.2%	12/31/2017	1.36	0	0	1.00%	37.5%	12/31/2017	1.36	0	0	0.75%	37.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.10	0	$0	0.50%	13.2%	12/31/2021	$3.14	0	$0	0.25%	13.5%	12/31/2021	$3.18	0	$0	0.00%	13.7%
12/31/2020	2.74	0	0	0.50%	45.8%	12/31/2020	2.77	0	0	0.25%	46.2%	12/31/2020	2.79	0	0	0.00%	46.6%
12/31/2019	1.88	0	0	0.50%	35.5%	12/31/2019	1.89	0	0	0.25%	35.9%	12/31/2019	1.91	0	0	0.00%	36.2%
12/31/2018	1.39	0	0	0.50%	1.4%	12/31/2018	1.39	0	0	0.25%	1.7%	12/31/2018	1.40	0	0	0.00%	1.9%
12/31/2017	1.37	0	0	0.50%	38.2%	12/31/2017	1.37	0	0	0.25%	38.6%	12/31/2017	1.37	0	0	0.00%	38.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Value Fund R6 Class - 06-CYX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,054,796	$18,933,834	423,523
Receivables: investments sold	-
Payables: investments purchased	(44,780)
Net assets	$23,010,016

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,481,278	11,539,203	$1.69
Band 100	-	-	1.71
Band 75	-	-	1.73
Band 50	-	-	1.75
Band 25	-	-	1.78
Band 0	3,528,738	1,961,970	1.80
Total	$23,010,016	13,501,173

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$300,860
Mortality & expense charges			(188,706)
Net investment income (loss)			112,154

Gain (loss) on investments:
Net realized gain (loss)			1,147,153
Realized gain distributions			445,192
Net change in unrealized appreciation (depreciation)			2,211,937
Net gain (loss)			3,804,282

Increase (decrease) in net assets from operations			$3,916,436

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$112,154	$126,029
Net realized gain (loss)		1,147,153	231,129
Realized gain distributions		445,192	162,206
Net change in unrealized appreciation (depreciation)		2,211,937	119,530

Increase (decrease) in net assets from operations		3,916,436	638,894

Contract owner transactions:
Proceeds from units sold		8,882,255	5,678,187
Cost of units redeemed		(5,522,284)	(4,513,630)
Account charges		(16,338)	(9,122)
Increase (decrease)		3,343,633	1,155,435
Net increase (decrease)		7,260,069	1,794,329
Net assets, beginning		15,749,947	13,955,618
Net assets, ending		$23,010,016	$15,749,947

Units sold		6,204,534	4,667,990
Units redeemed		(4,160,310)	(3,650,637)
Net increase (decrease)		2,044,224	1,017,353
Units outstanding, beginning		11,456,949	10,439,596
Units outstanding, ending		13,501,173	11,456,949

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$30,905,498
Cost of units redeemed/account charges			(15,088,585)
Net investment income (loss)			541,796
Net realized gain (loss)			1,485,563
Realized gain distributions			1,044,782
Net change in unrealized appreciation (depreciation)			4,120,962
Net assets			$23,010,016

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.69	11,539	$19,481	1.25%	24.0%	12/31/2021	$1.71	0	$0	1.00%	24.3%	12/31/2021	$1.73	0	$0	0.75%	24.6%
12/31/2020	1.36	9,334	12,709	1.25%	2.7%	12/31/2020	1.38	0	0	1.00%	3.0%	12/31/2020	1.39	0	0	0.75%	3.2%
12/31/2019	1.33	8,127	10,771	1.25%	28.6%	12/31/2019	1.34	0	0	1.00%	28.9%	12/31/2019	1.35	0	0	0.75%	29.2%
12/31/2018	1.03	7,162	7,383	1.25%	-10.9%	12/31/2018	1.04	0	0	1.00%	-10.7%	12/31/2018	1.04	0	0	0.75%	-10.5%
12/31/2017	1.16	1,124	1,301	1.25%	16.4%	12/31/2017	1.16	0	0	1.00%	16.7%	12/31/2017	1.16	0	0	0.75%	17.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	0	$0	0.50%	24.9%	12/31/2021	$1.78	0	$0	0.25%	25.2%	12/31/2021	$1.80	1,962	$3,529	0.00%	25.6%
12/31/2020	1.40	0	0	0.50%	3.5%	12/31/2020	1.42	0	0	0.25%	3.8%	12/31/2020	1.43	2,123	3,041	0.00%	4.0%
12/31/2019	1.36	0	0	0.50%	29.5%	12/31/2019	1.37	0	0	0.25%	29.9%	12/31/2019	1.38	2,313	3,185	0.00%	30.2%
12/31/2018	1.05	0	0	0.50%	-10.2%	12/31/2018	1.05	0	0	0.25%	-10.0%	12/31/2018	1.06	2,344	2,480	0.00%	-9.8%
12/31/2017	1.17	0	0	0.50%	17.3%	12/31/2017	1.17	0	0	0.25%	17.6%	12/31/2017	1.17	2,462	2,886	0.00%	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.7%
2019	2.3%
2018	1.9%
2017	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Growth Fund R6 Class - 06-GNF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,681,341	$29,049,643	1,003,331
Receivables: investments sold	-
Payables: investments purchased	(29,592)
Net assets	$33,651,749

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,639,935	16,165,554	$2.08
Band 100	11,814	5,620	2.10
Band 75	-	-	2.12
Band 50	-	-	2.15
Band 25	-	-	2.17
Band 0	-	-	2.19
Total	$33,651,749	16,171,174

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(278,070)
Net investment income (loss)			(278,070)

Gain (loss) on investments:
Net realized gain (loss)			1,721,855
Realized gain distributions			1,007,752
Net change in unrealized appreciation (depreciation)			574,650
Net gain (loss)			3,304,257

Increase (decrease) in net assets from operations			$3,026,187

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(278,070)	$(137,446)
Net realized gain (loss)		1,721,855	331,987
Realized gain distributions		1,007,752	119,862
Net change in unrealized appreciation (depreciation)		574,650	3,380,845

Increase (decrease) in net assets from operations		3,026,187	3,695,248

Contract owner transactions:
Proceeds from units sold		21,669,384	6,003,073
Cost of units redeemed		(7,172,368)	(2,924,740)
Account charges		(38,553)	(14,433)
Increase (decrease)		14,458,463	3,063,900
Net increase (decrease)		17,484,650	6,759,148
Net assets, beginning		16,167,099	9,407,951
Net assets, ending		$33,651,749	$16,167,099

Units sold		11,155,249	4,316,460
Units redeemed		(3,743,635)	(2,393,125)
Net increase (decrease)		7,411,614	1,923,335
Units outstanding, beginning		8,759,560	6,836,225
Units outstanding, ending		16,171,174	8,759,560

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$37,317,888
Cost of units redeemed/account charges			(11,201,276)
Net investment income (loss)			(470,045)
Net realized gain (loss)			2,130,266
Realized gain distributions			1,243,218
Net change in unrealized appreciation (depreciation)			4,631,698
Net assets			$33,651,749

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.08	16,166	$33,640	1.25%	12.7%	12/31/2021	$2.10	6	$12	1.00%	13.0%	12/31/2021	$2.12	0	$0	0.75%	13.3%
12/31/2020	1.85	8,760	16,167	1.25%	34.1%	12/31/2020	1.86	0	0	1.00%	34.4%	12/31/2020	1.87	0	0	0.75%	34.8%
12/31/2019	1.38	6,836	9,408	1.25%	36.2%	12/31/2019	1.38	0	0	1.00%	36.6%	12/31/2019	1.39	0	0	0.75%	36.9%
12/31/2018	1.01	1,413	1,428	1.25%	-0.1%	12/31/2018	1.01	0	0	1.00%	0.2%	12/31/2018	1.02	0	0	0.75%	0.5%
12/31/2017	1.01	0	0	1.25%	1.1%	12/31/2017	1.01	0	0	1.00%	1.1%	12/31/2017	1.01	0	0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.15	0	$0	0.50%	13.6%	12/31/2021	$2.17	0	$0	0.25%	13.9%	12/31/2021	$2.19	0	$0	0.00%	14.2%
12/31/2020	1.89	0	0	0.50%	35.1%	12/31/2020	1.90	0	0	0.25%	35.5%	12/31/2020	1.92	0	0	0.00%	35.8%
12/31/2019	1.40	0	0	0.50%	37.2%	12/31/2019	1.40	0	0	0.25%	37.6%	12/31/2019	1.41	0	0	0.00%	37.9%
12/31/2018	1.02	0	0	0.50%	0.7%	12/31/2018	1.02	0	0	0.25%	1.0%	12/31/2018	1.02	0	0	0.00%	1.2%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Diversification Fund R6 Class - 06-3MF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,807,041	$6,115,598	273,606
Receivables: investments sold	52,267
Payables: investments purchased	-
Net assets	$6,859,308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,859,308	4,772,765	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$6,859,308	4,772,765

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$130,012
Mortality & expense charges			(73,732)
Net investment income (loss)			56,280

Gain (loss) on investments:
Net realized gain (loss)			102,247
Realized gain distributions			54,320
Net change in unrealized appreciation (depreciation)			121,527
Net gain (loss)			278,094

Increase (decrease) in net assets from operations			$334,374

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$56,280	$14,339
Net realized gain (loss)		102,247	7,895
Realized gain distributions		54,320	42,078
Net change in unrealized appreciation (depreciation)		121,527	542,383

Increase (decrease) in net assets from operations		334,374	606,695

Contract owner transactions:
Proceeds from units sold		2,867,543	4,574,271
Cost of units redeemed		(791,298)	(1,145,953)
Account charges		(31,413)	(8,914)
Increase (decrease)		2,044,832	3,419,404
Net increase (decrease)		2,379,206	4,026,099
Net assets, beginning		4,480,102	454,003
Net assets, ending		$6,859,308	$4,480,102

Units sold		2,041,345	4,018,574
Units redeemed		(586,587)	(1,083,853)
Net increase (decrease)		1,454,758	2,934,721
Units outstanding, beginning		3,318,007	383,286
Units outstanding, ending		4,772,765	3,318,007

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,889,727
Cost of units redeemed/account charges			(2,009,567)
Net investment income (loss)			75,681
Net realized gain (loss)			110,833
Realized gain distributions			101,191
Net change in unrealized appreciation (depreciation)			691,443
Net assets			$6,859,308

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	4,773	$6,859	1.25%	6.4%	12/31/2021	$1.45	0	$0	1.00%	6.7%	12/31/2021	$1.46	0	$0	0.75%	7.0%
12/31/2020	1.35	3,318	4,480	1.25%	14.0%	12/31/2020	1.36	0	0	1.00%	14.3%	12/31/2020	1.37	0	0	0.75%	14.6%
12/31/2019	1.18	383	454	1.25%	24.5%	12/31/2019	1.19	0	0	1.00%	24.8%	12/31/2019	1.19	0	0	0.75%	25.1%
12/31/2018	0.95	0	0	1.25%	-4.9%	12/31/2018	0.95	0	0	1.00%	-4.8%	12/31/2018	0.95	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	7.2%	12/31/2021	$1.48	0	$0	0.25%	7.5%	12/31/2021	$1.50	0	$0	0.00%	7.8%
12/31/2020	1.37	0	0	0.50%	14.9%	12/31/2020	1.38	0	0	0.25%	15.1%	12/31/2020	1.39	0	0	0.00%	15.4%
12/31/2019	1.20	0	0	0.50%	25.5%	12/31/2019	1.20	0	0	0.25%	25.8%	12/31/2019	1.20	0	0	0.00%	26.1%
12/31/2018	0.95	0	0	0.50%	-4.7%	12/31/2018	0.95	0	0	0.25%	-4.7%	12/31/2018	0.95	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	1.4%
2019	3.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Total Return Fund R6 Class - 06-3JR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$219,593	$227,220	10,224
Receivables: investments sold	22
Payables: investments purchased	-
Net assets	$219,615

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$219,615	163,187	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$219,615	163,187

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,734
Mortality & expense charges			(1,314)
Net investment income (loss)			420

Gain (loss) on investments:
Net realized gain (loss)			2,359
Realized gain distributions			14,142
Net change in unrealized appreciation (depreciation)			(8,383)
Net gain (loss)			8,118

Increase (decrease) in net assets from operations			$8,538

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$420	$137
Net realized gain (loss)		2,359	1
Realized gain distributions		14,142	1,968
Net change in unrealized appreciation (depreciation)		(8,383)	756

Increase (decrease) in net assets from operations		8,538	2,862

Contract owner transactions:
Proceeds from units sold		351,794	69,733
Cost of units redeemed		(182,002)	(30,794)
Account charges		(370)	(146)
Increase (decrease)		169,422	38,793
Net increase (decrease)		177,960	41,655
Net assets, beginning		41,655	-
Net assets, ending		$219,615	$41,655

Units sold		266,587	63,094
Units redeemed		(138,338)	(28,156)
Net increase (decrease)		128,249	34,938
Units outstanding, beginning		34,938	-
Units outstanding, ending		163,187	34,938

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$421,527
Cost of units redeemed/account charges			(213,312)
Net investment income (loss)			557
Net realized gain (loss)			2,360
Realized gain distributions			16,110
Net change in unrealized appreciation (depreciation)			(7,627)
Net assets			$219,615

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	163	$220	1.25%	12.9%	12/31/2021	$1.36	0	$0	1.00%	13.2%	12/31/2021	$1.37	0	$0	0.75%	13.4%
12/31/2020	1.19	35	42	1.25%	8.7%	12/31/2020	1.20	0	0	1.00%	9.0%	12/31/2020	1.21	0	0	0.75%	9.2%
12/31/2019	1.10	0	0	1.25%	19.1%	12/31/2019	1.10	0	0	1.00%	19.4%	12/31/2019	1.10	0	0	0.75%	19.7%
12/31/2018	0.92	0	0	1.25%	-7.9%	12/31/2018	0.92	0	0	1.00%	-7.8%	12/31/2018	0.92	0	0	0.75%	-7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	0.50%	13.7%	12/31/2021	$1.39	0	$0	0.25%	14.0%	12/31/2021	$1.40	0	$0	0.00%	14.3%
12/31/2020	1.21	0	0	0.50%	9.5%	12/31/2020	1.22	0	0	0.25%	9.8%	12/31/2020	1.23	0	0	0.00%	10.1%
12/31/2019	1.11	0	0	0.50%	20.0%	12/31/2019	1.11	0	0	0.25%	20.3%	12/31/2019	1.11	0	0	0.00%	20.6%
12/31/2018	0.92	0	0	0.50%	-7.7%	12/31/2018	0.92	0	0	0.25%	-7.6%	12/31/2018	0.92	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.3%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Utilities Fund R6 Class - 06-39X

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,201	$7,173	292
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$7,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,204	4,869	$1.48
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.52
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$7,204	4,869

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$38
Mortality & expense charges			(10)
Net investment income (loss)			28

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			293
Net change in unrealized appreciation (depreciation)			28
Net gain (loss)			321

Increase (decrease) in net assets from operations			$349

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28	$-
Net realized gain (loss)		-	-
Realized gain distributions		293	-
Net change in unrealized appreciation (depreciation)		28	-

Increase (decrease) in net assets from operations		349	-

Contract owner transactions:
Proceeds from units sold		6,855	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		6,855	-
Net increase (decrease)		7,204	-
Net assets, beginning		-	-
Net assets, ending		$7,204	$-

Units sold		4,869	-
Units redeemed		-	-
Net increase (decrease)		4,869	-
Units outstanding, beginning		-	-
Units outstanding, ending		4,869	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,855
Cost of units redeemed/account charges			-
Net investment income (loss)			28
Net realized gain (loss)			-
Realized gain distributions			293
Net change in unrealized appreciation (depreciation)			28
Net assets			$7,204

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	5	$7	1.25%	12.8%	12/31/2021	$1.49	0	$0	1.00%	13.1%	12/31/2021	$1.51	0	$0	0.75%	13.4%
12/31/2020	1.31	0	0	1.25%	5.1%	12/31/2020	1.32	0	0	1.00%	5.3%	12/31/2020	1.33	0	0	0.75%	5.6%
12/31/2019	1.25	0	0	1.25%	23.7%	12/31/2019	1.25	0	0	1.00%	24.1%	12/31/2019	1.26	0	0	0.75%	24.4%
12/31/2018	1.01	0	0	1.25%	0.8%	12/31/2018	1.01	0	0	1.00%	1.0%	12/31/2018	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	0.50%	13.7%	12/31/2021	$1.53	0	$0	0.25%	14.0%	12/31/2021	$1.55	0	$0	0.00%	14.3%
12/31/2020	1.34	0	0	0.50%	5.9%	12/31/2020	1.35	0	0	0.25%	6.1%	12/31/2020	1.35	0	0	0.00%	6.4%
12/31/2019	1.26	0	0	0.50%	24.7%	12/31/2019	1.27	0	0	0.25%	25.0%	12/31/2019	1.27	0	0	0.00%	25.3%
12/31/2018	1.01	0	0	0.50%	1.3%	12/31/2018	1.01	0	0	0.25%	1.5%	12/31/2018	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Growth Fund R6 Class - 06-49X

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$253,420	$261,068	5,815
Receivables: investments sold	406
Payables: investments purchased	-
Net assets	$253,826

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$253,826	188,260	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$253,826	188,260

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,617
Mortality & expense charges			(2,113)
Net investment income (loss)			504

Gain (loss) on investments:
Net realized gain (loss)			5,955
Realized gain distributions			13,805
Net change in unrealized appreciation (depreciation)			(10,301)
Net gain (loss)			9,459

Increase (decrease) in net assets from operations			$9,963

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$504	$184
Net realized gain (loss)		5,955	198
Realized gain distributions		13,805	-
Net change in unrealized appreciation (depreciation)		(10,301)	2,653

Increase (decrease) in net assets from operations		9,963	3,035

Contract owner transactions:
Proceeds from units sold		257,393	35,742
Cost of units redeemed		(48,082)	(4,165)
Account charges		(46)	(14)
Increase (decrease)		209,265	31,563
Net increase (decrease)		219,228	34,598
Net assets, beginning		34,598	-
Net assets, ending		$253,826	$34,598

Units sold		211,893	31,287
Units redeemed		(51,419)	(3,501)
Net increase (decrease)		160,474	27,786
Units outstanding, beginning		27,786	-
Units outstanding, ending		188,260	27,786

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$293,135
Cost of units redeemed/account charges			(52,307)
Net investment income (loss)			688
Net realized gain (loss)			6,153
Realized gain distributions			13,805
Net change in unrealized appreciation (depreciation)			(7,648)
Net assets			$253,826

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	188	$254	1.25%	8.3%	12/31/2021	$1.36	0	$0	1.00%	8.6%	12/31/2021	$1.36	0	$0	0.75%	8.8%
12/31/2020	1.25	28	35	1.25%	14.4%	12/31/2020	1.25	0	0	1.00%	14.7%	12/31/2020	1.25	0	0	0.75%	15.0%
12/31/2019	1.09	0	0	1.25%	8.9%	12/31/2019	1.09	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	0.50%	9.1%	12/31/2021	$1.38	0	$0	0.25%	9.4%	12/31/2021	$1.39	0	$0	0.00%	9.6%
12/31/2020	1.26	0	0	0.50%	15.2%	12/31/2020	1.26	0	0	0.25%	15.5%	12/31/2020	1.26	0	0	0.00%	15.8%
12/31/2019	1.09	0	0	0.50%	9.1%	12/31/2019	1.09	0	0	0.25%	9.2%	12/31/2019	1.09	0	0	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	1.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Total Return Bond Fund R6 Class - 06-3TH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$29
Mortality & expense charges			(16)
Net investment income (loss)			13

Gain (loss) on investments:
Net realized gain (loss)			(97)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7)
Net gain (loss)			(104)

Increase (decrease) in net assets from operations			$(91)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13	$121
Net realized gain (loss)		(97)	(170)
Realized gain distributions		-	49
Net change in unrealized appreciation (depreciation)		(7)	7

Increase (decrease) in net assets from operations		(91)	7

Contract owner transactions:
Proceeds from units sold		183	84,306
Cost of units redeemed		(14,701)	(69,676)
Account charges		-	(28)
Increase (decrease)		(14,518)	14,602
Net increase (decrease)		(14,609)	14,609
Net assets, beginning		14,609	-
Net assets, ending		$-	$14,609

Units sold		165	73,254
Units redeemed		(12,725)	(60,694)
Net increase (decrease)		(12,560)	12,560
Units outstanding, beginning		12,560	-
Units outstanding, ending		-	12,560

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$84,489
Cost of units redeemed/account charges			(84,405)
Net investment income (loss)			134
Net realized gain (loss)			(267)
Realized gain distributions			49
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	0	$0	1.25%	-2.0%	12/31/2021	$1.15	0	$0	1.00%	-1.7%	12/31/2021	$1.16	0	$0	0.75%	-1.5%
12/31/2020	1.16	13	15	1.25%	7.7%	12/31/2020	1.17	0	0	1.00%	7.9%	12/31/2020	1.17	0	0	0.75%	8.2%
12/31/2019	1.08	0	0	1.25%	8.0%	12/31/2019	1.08	0	0	1.00%	8.3%	12/31/2019	1.09	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	0.50%	-1.2%	12/31/2021	$1.17	0	$0	0.25%	-1.0%	12/31/2021	$1.18	0	$0	0.00%	-0.7%
12/31/2020	1.18	0	0	0.50%	8.5%	12/31/2020	1.19	0	0	0.25%	8.7%	12/31/2020	1.19	0	0	0.00%	9.0%
12/31/2019	1.09	0	0	0.50%	8.8%	12/31/2019	1.09	0	0	0.25%	9.1%	12/31/2019	1.09	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	3.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Global Real Estate R6 Class - 06-4FM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$151,006	$133,774	6,713
Receivables: investments sold	42
Payables: investments purchased	-
Net assets	$151,048

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$151,048	116,089	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$151,048	116,089

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,506
Mortality & expense charges			(1,175)
Net investment income (loss)			1,331

Gain (loss) on investments:
Net realized gain (loss)			968
Realized gain distributions			805
Net change in unrealized appreciation (depreciation)			17,232
Net gain (loss)			19,005

Increase (decrease) in net assets from operations			$20,336

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,331	$-
Net realized gain (loss)		968	-
Realized gain distributions		805	-
Net change in unrealized appreciation (depreciation)		17,232	-

Increase (decrease) in net assets from operations		20,336	-

Contract owner transactions:
Proceeds from units sold		263,609	-
Cost of units redeemed		(132,622)	-
Account charges		(275)	-
Increase (decrease)		130,712	-
Net increase (decrease)		151,048	-
Net assets, beginning		-	-
Net assets, ending		$151,048	$-

Units sold		237,977	-
Units redeemed		(121,888)	-
Net increase (decrease)		116,089	-
Units outstanding, beginning		-	-
Units outstanding, ending		116,089	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$263,609
Cost of units redeemed/account charges			(132,897)
Net investment income (loss)			1,331
Net realized gain (loss)			968
Realized gain distributions			805
Net change in unrealized appreciation (depreciation)			17,232
Net assets			$151,048

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	116	$151	1.25%	28.3%	12/31/2021	$1.31	0	$0	1.00%	28.6%	12/31/2021	$1.32	0	$0	0.75%	28.9%
12/31/2020	1.01	0	0	1.25%	0.9%	12/31/2020	1.02	0	0	1.00%	1.2%	12/31/2020	1.02	0	0	0.75%	1.5%
12/31/2019	1.00	0	0	1.25%	0.5%	12/31/2019	1.01	0	0	1.00%	0.5%	12/31/2019	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	0.50%	29.2%	12/31/2021	$1.33	0	$0	0.25%	29.5%	12/31/2021	$1.34	0	$0	0.00%	29.9%
12/31/2020	1.02	0	0	0.50%	1.7%	12/31/2020	1.03	0	0	0.25%	2.0%	12/31/2020	1.03	0	0	0.00%	2.2%
12/31/2019	1.01	0	0	0.50%	0.7%	12/31/2019	1.01	0	0	0.25%	0.7%	12/31/2019	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Core Equity Fund R6 Class - 06-3W7

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,221,663	$2,243,036	43,383
Receivables: investments sold	-
Payables: investments purchased	(9,524)
Net assets	$2,212,139

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,212,139	1,330,568	$1.66
Band 100	-	-	1.67
Band 75	-	-	1.69
Band 50	-	-	1.70
Band 25	-	-	1.71
Band 0	-	-	1.72
Total	$2,212,139	1,330,568

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,717
Mortality & expense charges			(10,028)
Net investment income (loss)			(1,311)

Gain (loss) on investments:
Net realized gain (loss)			16,233
Realized gain distributions			137,240
Net change in unrealized appreciation (depreciation)			(33,359)
Net gain (loss)			120,114

Increase (decrease) in net assets from operations			$118,803

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,311)	$(56)
Net realized gain (loss)		16,233	4,853
Realized gain distributions		137,240	636
Net change in unrealized appreciation (depreciation)		(33,359)	11,986

Increase (decrease) in net assets from operations		118,803	17,419

Contract owner transactions:
Proceeds from units sold		2,395,238	270,571
Cost of units redeemed		(447,394)	(141,957)
Account charges		(539)	(2)
Increase (decrease)		1,947,305	128,612
Net increase (decrease)		2,066,108	146,031
Net assets, beginning		146,031	-
Net assets, ending		$2,212,139	$146,031

Units sold		1,963,676	226,634
Units redeemed		(741,947)	(117,795)
Net increase (decrease)		1,221,729	108,839
Units outstanding, beginning		108,839	-
Units outstanding, ending		1,330,568	108,839

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,665,809
Cost of units redeemed/account charges			(589,892)
Net investment income (loss)			(1,367)
Net realized gain (loss)			21,086
Realized gain distributions			137,876
Net change in unrealized appreciation (depreciation)			(21,373)
Net assets			$2,212,139

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.66	1,331	$2,212	1.25%	23.9%	12/31/2021	$1.67	0	$0	1.00%	24.2%	12/31/2021	$1.69	0	$0	0.75%	24.5%
12/31/2020	1.34	109	146	1.25%	17.5%	12/31/2020	1.35	0	0	1.00%	17.8%	12/31/2020	1.35	0	0	0.75%	18.1%
12/31/2019	1.14	0	0	1.25%	14.2%	12/31/2019	1.14	0	0	1.00%	14.4%	12/31/2019	1.15	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	0	$0	0.50%	24.8%	12/31/2021	$1.71	0	$0	0.25%	25.2%	12/31/2021	$1.72	0	$0	0.00%	25.5%
12/31/2020	1.36	0	0	0.50%	18.4%	12/31/2020	1.37	0	0	0.25%	18.7%	12/31/2020	1.37	0	0	0.00%	19.0%
12/31/2019	1.15	0	0	0.50%	14.9%	12/31/2019	1.15	0	0	0.25%	15.1%	12/31/2019	1.15	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Value Fund R2 Class - 06-822

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$507,988	$423,778	10,425
Receivables: investments sold	364
Payables: investments purchased	-
Net assets	$508,352

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$508,352	201,115	$2.53
Band 100	-	-	2.59
Band 75	-	-	2.65
Band 50	-	-	2.71
Band 25	-	-	2.77
Band 0	-	-	2.83
Total	$508,352	201,115

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,186
Mortality & expense charges			(7,846)
Net investment income (loss)			(4,660)

Gain (loss) on investments:
Net realized gain (loss)			90,006
Realized gain distributions			34,766
Net change in unrealized appreciation (depreciation)			(67,825)
Net gain (loss)			56,947

Increase (decrease) in net assets from operations			$52,287

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,660)	$(8,429)
Net realized gain (loss)		90,006	89,643
Realized gain distributions		34,766	36,369
Net change in unrealized appreciation (depreciation)		(67,825)	12,518

Increase (decrease) in net assets from operations		52,287	130,101

Contract owner transactions:
Proceeds from units sold		74,465	150,257
Cost of units redeemed		(349,195)	(395,081)
Account charges		(11)	(111)
Increase (decrease)		(274,741)	(244,935)
Net increase (decrease)		(222,454)	(114,834)
Net assets, beginning		730,806	845,640
Net assets, ending		$508,352	$730,806

Units sold		30,930	73,096
Units redeemed		(143,990)	(189,192)
Net increase (decrease)		(113,060)	(116,096)
Units outstanding, beginning		314,175	430,271
Units outstanding, ending		201,115	314,175

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,434,927
Cost of units redeemed/account charges			(2,432,624)
Net investment income (loss)			(15,422)
Net realized gain (loss)			286,034
Realized gain distributions			151,227
Net change in unrealized appreciation (depreciation)			84,210
Net assets			$508,352

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.53	201	$508	1.25%	8.7%	12/31/2021	$2.59	0	$0	1.00%	8.9%	12/31/2021	$2.65	0	$0	0.75%	9.2%
12/31/2020	2.33	314	731	1.25%	18.4%	12/31/2020	2.37	0	0	1.00%	18.7%	12/31/2020	2.42	0	0	0.75%	18.9%
12/31/2019	1.97	430	846	1.25%	23.7%	12/31/2019	2.00	0	0	1.00%	24.0%	12/31/2019	2.04	0	0	0.75%	24.3%
12/31/2018	1.59	405	643	1.25%	-10.6%	12/31/2018	1.61	0	0	1.00%	-10.4%	12/31/2018	1.64	0	0	0.75%	-10.1%
12/31/2017	1.78	432	768	1.25%	24.9%	12/31/2017	1.80	0	0	1.00%	25.3%	12/31/2017	1.82	0	0	0.75%	25.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.71	0	$0	0.50%	9.5%	12/31/2021	$2.77	0	$0	0.25%	9.8%	12/31/2021	$2.83	0	$0	0.00%	10.0%
12/31/2020	2.47	0	0	0.50%	19.2%	12/31/2020	2.52	0	0	0.25%	19.5%	12/31/2020	2.57	0	0	0.00%	19.8%
12/31/2019	2.07	0	0	0.50%	24.6%	12/31/2019	2.11	0	0	0.25%	24.9%	12/31/2019	2.15	0	0	0.00%	25.2%
12/31/2018	1.66	0	0	0.50%	-9.9%	12/31/2018	1.69	0	0	0.25%	-9.7%	12/31/2018	1.72	0	0	0.00%	-9.5%
12/31/2017	1.85	0	0	0.50%	25.9%	12/31/2017	1.87	0	0	0.25%	26.2%	12/31/2017	1.89	0	0	0.00%	26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.2%
2019	0.7%
2018	1.0%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Global Bond R6 Class - 06-4TK (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	-0.1%	12/31/2021	$1.00	0	$0	1.00%	0.1%	12/31/2021	$1.00	0	$0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	0.5%	12/31/2021	$1.01	0	$0	0.25%	0.7%	12/31/2021	$1.01	0	$0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$773,534	$711,134	18,223
Receivables: investments sold	-
Payables: investments purchased	(7,767)
Net assets	$765,767

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$765,767	146,423	$5.23
Band 100	-	-	5.38
Band 75	-	-	5.54
Band 50	-	-	5.71
Band 25	-	-	5.87
Band 0	-	-	6.05
Total	$765,767	146,423

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,277
Mortality & expense charges			(44,292)
Net investment income (loss)			(43,015)

Gain (loss) on investments:
Net realized gain (loss)			1,634,788
Realized gain distributions			134,290
Net change in unrealized appreciation (depreciation)			(936,799)
Net gain (loss)			832,279

Increase (decrease) in net assets from operations			$789,264

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(43,015)	$(39,031)
Net realized gain (loss)		1,634,788	314,503
Realized gain distributions		134,290	266,050
Net change in unrealized appreciation (depreciation)		(936,799)	87,000

Increase (decrease) in net assets from operations		789,264	628,522

Contract owner transactions:
Proceeds from units sold		323,517	532,063
Cost of units redeemed		(4,237,476)	(1,445,016)
Account charges		(819)	(616)
Increase (decrease)		(3,914,778)	(913,569)
Net increase (decrease)		(3,125,514)	(285,047)
Net assets, beginning		3,891,281	4,176,328
Net assets, ending		$765,767	$3,891,281

Units sold		69,941	175,072
Units redeemed		(850,883)	(451,135)
Net increase (decrease)		(780,942)	(276,063)
Units outstanding, beginning		927,365	1,203,428
Units outstanding, ending		146,423	927,365

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$35,420,453
Cost of units redeemed/account charges			(48,539,077)
Net investment income (loss)			(268,694)
Net realized gain (loss)			9,656,920
Realized gain distributions			4,433,765
Net change in unrealized appreciation (depreciation)			62,400
Net assets			$765,767

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.23	146	$766	1.25%	24.6%	12/31/2021	$5.38	0	$0	1.00%	24.9%	12/31/2021	$5.54	0	$0	0.75%	25.3%
12/31/2020	4.20	927	3,891	1.25%	20.9%	12/31/2020	4.31	0	0	1.00%	21.2%	12/31/2020	4.42	0	0	0.75%	21.5%
12/31/2019	3.47	1,203	4,176	1.25%	38.1%	12/31/2019	3.55	0	0	1.00%	38.5%	12/31/2019	3.64	0	0	0.75%	38.8%
12/31/2018	2.51	4,145	10,414	1.25%	-0.5%	12/31/2018	2.57	0	0	1.00%	-0.2%	12/31/2018	2.62	0	0	0.75%	0.0%
12/31/2017	2.52	4,343	10,964	1.25%	27.1%	12/31/2017	2.57	0	0	1.00%	27.4%	12/31/2017	2.62	0	0	0.75%	27.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.71	0	$0	0.50%	25.6%	12/31/2021	$5.87	0	$0	0.25%	25.9%	12/31/2021	$6.05	0	$0	0.00%	26.2%
12/31/2020	4.54	0	0	0.50%	21.8%	12/31/2020	4.67	0	0	0.25%	22.1%	12/31/2020	4.79	0	0	0.00%	22.4%
12/31/2019	3.73	0	0	0.50%	39.2%	12/31/2019	3.82	0	0	0.25%	39.5%	12/31/2019	3.91	0	0	0.00%	39.9%
12/31/2018	2.68	0	0	0.50%	0.3%	12/31/2018	2.74	0	0	0.25%	0.5%	12/31/2018	2.80	0	0	0.00%	0.8%
12/31/2017	2.67	0	0	0.50%	28.0%	12/31/2017	2.72	0	0	0.25%	28.3%	12/31/2017	2.78	0	0	0.00%	28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.1%
2019	0.1%
2018	0.9%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,427,717	$1,757,106	59,042
Receivables: investments sold	-
Payables: investments purchased	(6,380)
Net assets	$2,421,337

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,220,260	240,081	$5.08
Band 100	1,201,077	229,555	5.23
Band 75	-	-	5.39
Band 50	-	-	5.54
Band 25	-	-	5.71
Band 0	-	-	5.88
Total	$2,421,337	469,636

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(26,161)
Net investment income (loss)			(26,161)

Gain (loss) on investments:
Net realized gain (loss)			105,016
Realized gain distributions			240,041
Net change in unrealized appreciation (depreciation)			187,028
Net gain (loss)			532,085

Increase (decrease) in net assets from operations			$505,924

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(26,161)	$(22,619)
Net realized gain (loss)		105,016	243,358
Realized gain distributions		240,041	148,569
Net change in unrealized appreciation (depreciation)		187,028	21,606

Increase (decrease) in net assets from operations		505,924	390,914

Contract owner transactions:
Proceeds from units sold		123,288	701,203
Cost of units redeemed		(330,519)	(1,254,545)
Account charges		(709)	(590)
Increase (decrease)		(207,940)	(553,932)
Net increase (decrease)		297,984	(163,018)
Net assets, beginning		2,123,353	2,286,371
Net assets, ending		$2,421,337	$2,123,353

Units sold		27,545	226,907
Units redeemed		(70,655)	(381,996)
Net increase (decrease)		(43,110)	(155,089)
Units outstanding, beginning		512,746	667,835
Units outstanding, ending		469,636	512,746

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,998,994
Cost of units redeemed/account charges			(19,081,903)
Net investment income (loss)			(341,859)
Net realized gain (loss)			3,197,854
Realized gain distributions			1,977,640
Net change in unrealized appreciation (depreciation)			670,611
Net assets			$2,421,337

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.08	240	$1,220	1.25%	24.3%	12/31/2021	$5.23	230	$1,201	1.00%	24.6%	12/31/2021	$5.39	0	$0	0.75%	24.9%
12/31/2020	4.09	267	1,092	1.25%	20.6%	12/31/2020	4.20	246	1,031	1.00%	20.9%	12/31/2020	4.31	0	0	0.75%	21.2%
12/31/2019	3.39	399	1,352	1.25%	37.8%	12/31/2019	3.47	269	935	1.00%	38.1%	12/31/2019	3.56	0	0	0.75%	38.5%
12/31/2018	2.46	372	915	1.25%	-0.7%	12/31/2018	2.51	311	781	1.00%	-0.4%	12/31/2018	2.57	0	0	0.75%	-0.2%
12/31/2017	2.48	2,037	5,048	1.25%	26.7%	12/31/2017	2.53	380	959	1.00%	27.0%	12/31/2017	2.57	0	0	0.75%	27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.54	0	$0	0.50%	25.3%	12/31/2021	$5.71	0	$0	0.25%	25.6%	12/31/2021	$5.88	0	$0	0.00%	25.9%
12/31/2020	4.43	0	0	0.50%	21.5%	12/31/2020	4.55	0	0	0.25%	21.8%	12/31/2020	4.67	0	0	0.00%	22.1%
12/31/2019	3.64	0	0	0.50%	38.8%	12/31/2019	3.73	0	0	0.25%	39.2%	12/31/2019	3.82	0	0	0.00%	39.5%
12/31/2018	2.62	0	0	0.50%	0.1%	12/31/2018	2.68	0	0	0.25%	0.3%	12/31/2018	2.74	0	0	0.00%	0.6%
12/31/2017	2.62	0	0	0.50%	27.7%	12/31/2017	2.67	0	0	0.25%	28.0%	12/31/2017	2.72	0	0	0.00%	28.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.2%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Asset Strategy Fund Y Class - 06-008 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.57
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.75
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	1.25%	12.4%	12/31/2021	$1.61	0	$0	1.00%	12.7%	12/31/2021	$1.64	0	$0	0.75%	12.9%
12/31/2020	1.40	0	0	1.25%	12.1%	12/31/2020	1.43	0	0	1.00%	12.3%	12/31/2020	1.45	0	0	0.75%	12.6%
12/31/2019	1.25	0	0	1.25%	20.2%	12/31/2019	1.27	0	0	1.00%	20.5%	12/31/2019	1.29	0	0	0.75%	20.8%
12/31/2018	1.04	0	0	1.25%	-6.6%	12/31/2018	1.05	0	0	1.00%	-6.4%	12/31/2018	1.07	0	0	0.75%	-6.2%
12/31/2017	1.11	0	0	1.25%	17.0%	12/31/2017	1.12	0	0	1.00%	17.3%	12/31/2017	1.14	0	0	0.75%	17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	0.50%	13.2%	12/31/2021	$1.71	0	$0	0.25%	13.5%	12/31/2021	$1.75	0	$0	0.00%	13.8%
12/31/2020	1.48	0	0	0.50%	12.9%	12/31/2020	1.51	0	0	0.25%	13.2%	12/31/2020	1.54	0	0	0.00%	13.5%
12/31/2019	1.31	0	0	0.50%	21.1%	12/31/2019	1.33	0	0	0.25%	21.4%	12/31/2019	1.35	0	0	0.00%	21.7%
12/31/2018	1.08	0	0	0.50%	-5.9%	12/31/2018	1.10	0	0	0.25%	-5.7%	12/31/2018	1.11	0	0	0.00%	-5.4%
12/31/2017	1.15	0	0	0.50%	17.9%	12/31/2017	1.16	0	0	0.25%	18.2%	12/31/2017	1.18	0	0	0.00%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Balanced Fund Y Class - 06-010 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.95
Band 100	-	-	2.00
Band 75	-	-	2.04
Band 50	-	-	2.08
Band 25	-	-	2.13
Band 0	-	-	2.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,204,816
Cost of units redeemed/account charges			(11,817,950)
Net investment income (loss)			(86,665)
Net realized gain (loss)			44,106
Realized gain distributions			655,693
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.95	0	$0	1.25%	14.8%	12/31/2021	$2.00	0	$0	1.00%	15.1%	12/31/2021	$2.04	0	$0	0.75%	15.4%
12/31/2020	1.70	0	0	1.25%	12.9%	12/31/2020	1.74	0	0	1.00%	13.2%	12/31/2020	1.77	0	0	0.75%	13.5%
12/31/2019	1.51	0	0	1.25%	20.6%	12/31/2019	1.53	0	0	1.00%	20.9%	12/31/2019	1.56	0	0	0.75%	21.2%
12/31/2018	1.25	64	80	1.25%	-4.5%	12/31/2018	1.27	0	0	1.00%	-4.3%	12/31/2018	1.29	0	0	0.75%	-4.1%
12/31/2017	1.31	654	857	1.25%	10.0%	12/31/2017	1.32	0	0	1.00%	10.3%	12/31/2017	1.34	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.08	0	$0	0.50%	15.7%	12/31/2021	$2.13	0	$0	0.25%	15.9%	12/31/2021	$2.17	0	$0	0.00%	16.2%
12/31/2020	1.80	0	0	0.50%	13.8%	12/31/2020	1.84	0	0	0.25%	14.1%	12/31/2020	1.87	0	0	0.00%	14.3%
12/31/2019	1.58	0	0	0.50%	21.5%	12/31/2019	1.61	0	0	0.25%	21.8%	12/31/2019	1.64	0	0	0.00%	22.1%
12/31/2018	1.30	0	0	0.50%	-3.8%	12/31/2018	1.32	0	0	0.25%	-3.6%	12/31/2018	1.34	0	0	0.00%	-3.3%
12/31/2017	1.36	0	0	0.50%	10.8%	12/31/2017	1.37	0	0	0.25%	11.1%	12/31/2017	1.39	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	1.0%
2018	0.3%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Balanced Fund R Class - 06-009

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,296	$123,550	4,994
Receivables: investments sold	54
Payables: investments purchased	-
Net assets	$135,350

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$135,350	71,388	$1.90
Band 100	-	-	1.94
Band 75	-	-	1.98
Band 50	-	-	2.02
Band 25	-	-	2.06
Band 0	-	-	2.11
Total	$135,350	71,388

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$57
Mortality & expense charges			(1,516)
Net investment income (loss)			(1,459)

Gain (loss) on investments:
Net realized gain (loss)			184
Realized gain distributions			13,518
Net change in unrealized appreciation (depreciation)			3,674
Net gain (loss)			17,376

Increase (decrease) in net assets from operations			$15,917

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,459)	$(319)
Net realized gain (loss)		184	47
Realized gain distributions		13,518	5,636
Net change in unrealized appreciation (depreciation)		3,674	6,902

Increase (decrease) in net assets from operations		15,917	12,266

Contract owner transactions:
Proceeds from units sold		13,632	12,916
Cost of units redeemed		(285)	(1,402)
Account charges		(64)	(46)
Increase (decrease)		13,283	11,468
Net increase (decrease)		29,200	23,734
Net assets, beginning		106,150	82,416
Net assets, ending		$135,350	$106,150

Units sold		7,573	9,055
Units redeemed		(204)	(971)
Net increase (decrease)		7,369	8,084
Units outstanding, beginning		64,019	55,935
Units outstanding, ending		71,388	64,019

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$641,857
Cost of units redeemed/account charges			(570,752)
Net investment income (loss)			(4,846)
Net realized gain (loss)			6,519
Realized gain distributions			50,826
Net change in unrealized appreciation (depreciation)			11,746
Net assets			$135,350

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.90	71	$135	1.25%	14.3%	12/31/2021	$1.94	0	$0	1.00%	14.6%	12/31/2021	$1.98	0	$0	0.75%	14.9%
12/31/2020	1.66	64	106	1.25%	12.5%	12/31/2020	1.69	0	0	1.00%	12.8%	12/31/2020	1.72	0	0	0.75%	13.1%
12/31/2019	1.47	56	82	1.25%	20.2%	12/31/2019	1.50	0	0	1.00%	20.5%	12/31/2019	1.52	0	0	0.75%	20.8%
12/31/2018	1.23	46	56	1.25%	-4.9%	12/31/2018	1.24	0	0	1.00%	-4.6%	12/31/2018	1.26	0	0	0.75%	-4.4%
12/31/2017	1.29	46	59	1.25%	9.7%	12/31/2017	1.30	0	0	1.00%	9.9%	12/31/2017	1.32	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.02	0	$0	0.50%	15.2%	12/31/2021	$2.06	0	$0	0.25%	15.5%	12/31/2021	$2.11	0	$0	0.00%	15.8%
12/31/2020	1.75	0	0	0.50%	13.4%	12/31/2020	1.79	0	0	0.25%	13.7%	12/31/2020	1.82	0	0	0.00%	13.9%
12/31/2019	1.55	0	0	0.50%	21.1%	12/31/2019	1.57	0	0	0.25%	21.4%	12/31/2019	1.60	0	0	0.00%	21.7%
12/31/2018	1.28	0	0	0.50%	-4.2%	12/31/2018	1.30	0	0	0.25%	-3.9%	12/31/2018	1.31	0	0	0.00%	-3.7%
12/31/2017	1.33	0	0	0.50%	10.5%	12/31/2017	1.35	0	0	0.25%	10.7%	12/31/2017	1.36	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.8%
2019	1.1%
2018	1.1%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy High Income Fund R Class - 06-011

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,405	$8,481	1,196
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$8,409

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,409	6,298	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.39
Band 50	-	-	1.42
Band 25	-	-	1.45
Band 0	-	-	1.49
Total	$8,409	6,298

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$534
Mortality & expense charges			(121)
Net investment income (loss)			413

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			37
Net gain (loss)			37

Increase (decrease) in net assets from operations			$450

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$413	$883
Net realized gain (loss)		-	(2,584)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		37	1,711

Increase (decrease) in net assets from operations		450	10

Contract owner transactions:
Proceeds from units sold		1,334	2,291
Cost of units redeemed		(4,199)	(41,022)
Account charges		(5)	(10)
Increase (decrease)		(2,870)	(38,741)
Net increase (decrease)		(2,420)	(38,731)
Net assets, beginning		10,829	49,560
Net assets, ending		$8,409	$10,829

Units sold		978	2,013
Units redeemed		(3,194)	(33,868)
Net increase (decrease)		(2,216)	(31,855)
Units outstanding, beginning		8,514	40,369
Units outstanding, ending		6,298	8,514

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$415,126
Cost of units redeemed/account charges			(425,903)
Net investment income (loss)			39,071
Net realized gain (loss)			(24,100)
Realized gain distributions			4,291
Net change in unrealized appreciation (depreciation)			(76)
Net assets			$8,409

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	6	$8	1.25%	5.0%	12/31/2021	$1.36	0	$0	1.00%	5.2%	12/31/2021	$1.39	0	$0	0.75%	5.5%
12/31/2020	1.27	9	11	1.25%	3.6%	12/31/2020	1.30	0	0	1.00%	3.9%	12/31/2020	1.32	0	0	0.75%	4.1%
12/31/2019	1.23	40	50	1.25%	9.5%	12/31/2019	1.25	0	0	1.00%	9.8%	12/31/2019	1.27	0	0	0.75%	10.0%
12/31/2018	1.12	74	83	1.25%	-4.3%	12/31/2018	1.14	0	0	1.00%	-4.0%	12/31/2018	1.15	0	0	0.75%	-3.8%
12/31/2017	1.17	100	117	1.25%	6.3%	12/31/2017	1.18	0	0	1.00%	6.6%	12/31/2017	1.20	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	0.50%	5.8%	12/31/2021	$1.45	0	$0	0.25%	6.0%	12/31/2021	$1.49	0	$0	0.00%	6.3%
12/31/2020	1.35	0	0	0.50%	4.4%	12/31/2020	1.37	0	0	0.25%	4.6%	12/31/2020	1.40	0	0	0.00%	4.9%
12/31/2019	1.29	0	0	0.50%	10.3%	12/31/2019	1.31	0	0	0.25%	10.6%	12/31/2019	1.33	0	0	0.00%	10.9%
12/31/2018	1.17	0	0	0.50%	-3.6%	12/31/2018	1.19	0	0	0.25%	-3.3%	12/31/2018	1.20	0	0	0.00%	-3.1%
12/31/2017	1.21	0	0	0.50%	7.1%	12/31/2017	1.23	0	0	0.25%	7.4%	12/31/2017	1.24	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.6%
2020	3.6%
2019	7.6%
2018	6.4%
2017	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Energy Fund R Class - 06-CGP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.56
Band 100	-	-	0.57
Band 75	-	-	0.58
Band 50	-	-	0.59
Band 25	-	-	0.60
Band 0	-	-	0.60
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(5)
Net realized gain (loss)		-	(1,052)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	490

Increase (decrease) in net assets from operations		-	(567)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(551)
Account charges		-	-
Increase (decrease)		-	(551)
Net increase (decrease)		-	(1,118)
Net assets, beginning		-	1,118
Net assets, ending		$-	$-

Units sold		-	5
Units redeemed		-	(1,701)
Net increase (decrease)		-	(1,696)
Units outstanding, beginning		-	1,696
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$321,340
Cost of units redeemed/account charges			(291,446)
Net investment income (loss)			(4,029)
Net realized gain (loss)			(25,865)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.56	0	$0	1.25%	40.9%	12/31/2021	$0.57	0	$0	1.00%	41.2%	12/31/2021	$0.58	0	$0	0.75%	41.6%
12/31/2020	0.40	0	0	1.25%	-39.7%	12/31/2020	0.40	0	0	1.00%	-39.6%	12/31/2020	0.41	0	0	0.75%	-39.4%
12/31/2019	0.66	2	1	1.25%	2.6%	12/31/2019	0.67	0	0	1.00%	2.8%	12/31/2019	0.67	0	0	0.75%	3.1%
12/31/2018	0.64	2	1	1.25%	-35.5%	12/31/2018	0.65	0	0	1.00%	-35.3%	12/31/2018	0.65	0	0	0.75%	-35.2%
12/31/2017	1.00	11	11	1.25%	-14.4%	12/31/2017	1.00	0	0	1.00%	-14.2%	12/31/2017	1.01	0	0	0.75%	-14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.59	0	$0	0.50%	41.9%	12/31/2021	$0.60	0	$0	0.25%	42.3%	12/31/2021	$0.60	0	$0	0.00%	42.6%
12/31/2020	0.41	0	0	0.50%	-39.3%	12/31/2020	0.42	0	0	0.25%	-39.1%	12/31/2020	0.42	0	0	0.00%	-39.0%
12/31/2019	0.68	0	0	0.50%	3.3%	12/31/2019	0.69	0	0	0.25%	3.6%	12/31/2019	0.69	0	0	0.00%	3.9%
12/31/2018	0.66	0	0	0.50%	-35.0%	12/31/2018	0.66	0	0	0.25%	-34.9%	12/31/2018	0.67	0	0	0.00%	-34.7%
12/31/2017	1.01	0	0	0.50%	-13.7%	12/31/2017	1.02	0	0	0.25%	-13.5%	12/31/2017	1.02	0	0	0.00%	-13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Energy Fund Y Class - 06-CGR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$185,065	$163,097	25,471
Receivables: investments sold	111
Payables: investments purchased	-
Net assets	$185,176

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$185,176	323,135	$0.57
Band 100	-	-	0.58
Band 75	-	-	0.59
Band 50	-	-	0.60
Band 25	-	-	0.61
Band 0	-	-	0.62
Total	$185,176	323,135

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,722
Mortality & expense charges			(1,934)
Net investment income (loss)			788

Gain (loss) on investments:
Net realized gain (loss)			13,134
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,445
Net gain (loss)			29,579

Increase (decrease) in net assets from operations			$30,367

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$788	$(198)
Net realized gain (loss)		13,134	(131,674)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,445	70,325

Increase (decrease) in net assets from operations		30,367	(61,547)

Contract owner transactions:
Proceeds from units sold		156,025	32,605
Cost of units redeemed		(30,213)	(142,988)
Account charges		-	(24)
Increase (decrease)		125,812	(110,407)
Net increase (decrease)		156,179	(171,954)
Net assets, beginning		28,997	200,951
Net assets, ending		$185,176	$28,997

Units sold		313,009	102,912
Units redeemed		(61,495)	(331,682)
Net increase (decrease)		251,514	(228,770)
Units outstanding, beginning		71,621	300,391
Units outstanding, ending		323,135	71,621

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,741,091
Cost of units redeemed/account charges			(1,191,523)
Net investment income (loss)			(17,856)
Net realized gain (loss)			(368,504)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21,968
Net assets			$185,176

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.57	323	$185	1.25%	41.5%	12/31/2021	$0.58	0	$0	1.00%	41.9%	12/31/2021	$0.59	0	$0	0.75%	42.3%
12/31/2020	0.40	72	29	1.25%	-39.5%	12/31/2020	0.41	0	0	1.00%	-39.3%	12/31/2020	0.42	0	0	0.75%	-39.2%
12/31/2019	0.67	300	201	1.25%	3.0%	12/31/2019	0.68	0	0	1.00%	3.2%	12/31/2019	0.68	0	0	0.75%	3.5%
12/31/2018	0.65	782	508	1.25%	-35.3%	12/31/2018	0.65	0	0	1.00%	-35.1%	12/31/2018	0.66	0	0	0.75%	-35.0%
12/31/2017	1.00	720	723	1.25%	-14.1%	12/31/2017	1.01	0	0	1.00%	-13.8%	12/31/2017	1.01	0	0	0.75%	-13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.60	0	$0	0.50%	42.6%	12/31/2021	$0.61	0	$0	0.25%	43.0%	12/31/2021	$0.62	0	$0	0.00%	43.3%
12/31/2020	0.42	0	0	0.50%	-39.0%	12/31/2020	0.43	0	0	0.25%	-38.9%	12/31/2020	0.43	0	0	0.00%	-38.7%
12/31/2019	0.69	0	0	0.50%	3.7%	12/31/2019	0.70	0	0	0.25%	4.0%	12/31/2019	0.70	0	0	0.00%	4.3%
12/31/2018	0.67	0	0	0.50%	-34.8%	12/31/2018	0.67	0	0	0.25%	-34.6%	12/31/2018	0.68	0	0	0.00%	-34.5%
12/31/2017	1.02	0	0	0.50%	-13.4%	12/31/2017	1.03	0	0	0.25%	-13.2%	12/31/2017	1.03	0	0	0.00%	-13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	0.5%
2019	0.0%
2018	0.0%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Science and Technology Fund R Class - 06-CGT (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.68
Band 100	-	-	2.73
Band 75	-	-	2.77
Band 50	-	-	2.81
Band 25	-	-	2.85
Band 0	-	-	2.90
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$71,412
Cost of units redeemed/account charges			(88,706)
Net investment income (loss)			(608)
Net realized gain (loss)			11,054
Realized gain distributions			6,848
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.68	0	$0	1.25%	13.5%	12/31/2021	$2.73	0	$0	1.00%	13.8%	12/31/2021	$2.77	0	$0	0.75%	14.1%
12/31/2020	2.37	0	0	1.25%	33.8%	12/31/2020	2.40	0	0	1.00%	34.2%	12/31/2020	2.43	0	0	0.75%	34.5%
12/31/2019	1.77	0	0	1.25%	47.8%	12/31/2019	1.79	0	0	1.00%	48.2%	12/31/2019	1.80	0	0	0.75%	48.5%
12/31/2018	1.20	15	18	1.25%	-6.6%	12/31/2018	1.20	0	0	1.00%	-6.4%	12/31/2018	1.21	0	0	0.75%	-6.2%
12/31/2017	1.28	5	6	1.25%	30.7%	12/31/2017	1.29	0	0	1.00%	31.0%	12/31/2017	1.29	0	0	0.75%	31.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.81	0	$0	0.50%	14.4%	12/31/2021	$2.85	0	$0	0.25%	14.7%	12/31/2021	$2.90	0	$0	0.00%	14.9%
12/31/2020	2.46	0	0	0.50%	34.9%	12/31/2020	2.49	0	0	0.25%	35.2%	12/31/2020	2.52	0	0	0.00%	35.5%
12/31/2019	1.82	0	0	0.50%	48.9%	12/31/2019	1.84	0	0	0.25%	49.3%	12/31/2019	1.86	0	0	0.00%	49.7%
12/31/2018	1.22	0	0	0.50%	-5.9%	12/31/2018	1.23	0	0	0.25%	-5.7%	12/31/2018	1.24	0	0	0.00%	-5.5%
12/31/2017	1.30	0	0	0.50%	31.7%	12/31/2017	1.31	0	0	0.25%	32.0%	12/31/2017	1.31	0	0	0.00%	32.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Science and Technology Fund Y Class - 06-CGV (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.75
Band 100	-	-	2.79
Band 75	-	-	2.83
Band 50	-	-	2.88
Band 25	-	-	2.92
Band 0	-	-	2.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$37,871
Cost of units redeemed/account charges			(42,829)
Net investment income (loss)			(515)
Net realized gain (loss)			2,118
Realized gain distributions			3,355
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.75	0	$0	1.25%	14.0%	12/31/2021	$2.79	0	$0	1.00%	14.3%	12/31/2021	$2.83	0	$0	0.75%	14.6%
12/31/2020	2.41	0	0	1.25%	34.4%	12/31/2020	2.44	0	0	1.00%	34.7%	12/31/2020	2.47	0	0	0.75%	35.0%
12/31/2019	1.79	0	0	1.25%	48.3%	12/31/2019	1.81	0	0	1.00%	48.7%	12/31/2019	1.83	0	0	0.75%	49.1%
12/31/2018	1.21	16	19	1.25%	-6.3%	12/31/2018	1.22	0	0	1.00%	-6.1%	12/31/2018	1.23	0	0	0.75%	-5.8%
12/31/2017	1.29	14	18	1.25%	31.2%	12/31/2017	1.30	0	0	1.00%	31.5%	12/31/2017	1.30	0	0	0.75%	31.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.88	0	$0	0.50%	14.9%	12/31/2021	$2.92	0	$0	0.25%	15.1%	12/31/2021	$2.97	0	$0	0.00%	15.4%
12/31/2020	2.50	0	0	0.50%	35.4%	12/31/2020	2.54	0	0	0.25%	35.7%	12/31/2020	2.57	0	0	0.00%	36.1%
12/31/2019	1.85	0	0	0.50%	49.5%	12/31/2019	1.87	0	0	0.25%	49.8%	12/31/2019	1.89	0	0	0.00%	50.2%
12/31/2018	1.24	0	0	0.50%	-5.6%	12/31/2018	1.25	0	0	0.25%	-5.3%	12/31/2018	1.26	0	0	0.00%	-5.1%
12/31/2017	1.31	0	0	0.50%	32.1%	12/31/2017	1.32	0	0	0.25%	32.5%	12/31/2017	1.32	0	0	0.00%	32.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Balanced Fund N Class - 06-CXY (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.66
Band 100	-	-	1.69
Band 75	-	-	1.71
Band 50	-	-	1.73
Band 25	-	-	1.75
Band 0	-	-	1.77
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.66	0	$0	1.25%	15.2%	12/31/2021	$1.69	0	$0	1.00%	15.5%	12/31/2021	$1.71	0	$0	0.75%	15.8%
12/31/2020	1.44	0	0	1.25%	13.4%	12/31/2020	1.46	0	0	1.00%	13.7%	12/31/2020	1.47	0	0	0.75%	13.9%
12/31/2019	1.27	0	0	1.25%	21.1%	12/31/2019	1.28	0	0	1.00%	21.4%	12/31/2019	1.29	0	0	0.75%	21.7%
12/31/2018	1.05	0	0	1.25%	-4.2%	12/31/2018	1.06	0	0	1.00%	-3.9%	12/31/2018	1.06	0	0	0.75%	-3.7%
12/31/2017	1.10	0	0	1.25%	10.5%	12/31/2017	1.10	0	0	1.00%	10.7%	12/31/2017	1.10	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.73	0	$0	0.50%	16.0%	12/31/2021	$1.75	0	$0	0.25%	16.3%	12/31/2021	$1.77	0	$0	0.00%	16.6%
12/31/2020	1.49	0	0	0.50%	14.2%	12/31/2020	1.50	0	0	0.25%	14.5%	12/31/2020	1.52	0	0	0.00%	14.8%
12/31/2019	1.30	0	0	0.50%	22.0%	12/31/2019	1.31	0	0	0.25%	22.3%	12/31/2019	1.32	0	0	0.00%	22.6%
12/31/2018	1.07	0	0	0.50%	-3.4%	12/31/2018	1.07	0	0	0.25%	-3.2%	12/31/2018	1.08	0	0	0.00%	-3.0%
12/31/2017	1.11	0	0	0.50%	11.3%	12/31/2017	1.11	0	0	0.25%	11.6%	12/31/2017	1.11	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Small Cap Core Fund N Class - 06-FNR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$609,529	$652,699	27,563
Receivables: investments sold	-
Payables: investments purchased	(3,143)
Net assets	$606,386

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$606,386	395,421	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$606,386	395,421

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,842)
Net investment income (loss)			(5,842)

Gain (loss) on investments:
Net realized gain (loss)			56,408
Realized gain distributions			91,653
Net change in unrealized appreciation (depreciation)			(79,986)
Net gain (loss)			68,075

Increase (decrease) in net assets from operations			$62,233

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,842)	$(2,958)
Net realized gain (loss)		56,408	(10,338)
Realized gain distributions		91,653	-
Net change in unrealized appreciation (depreciation)		(79,986)	6,373

Increase (decrease) in net assets from operations		62,233	(6,923)

Contract owner transactions:
Proceeds from units sold		542,209	102,030
Cost of units redeemed		(220,518)	(201,704)
Account charges		(455)	(819)
Increase (decrease)		321,236	(100,493)
Net increase (decrease)		383,469	(107,416)
Net assets, beginning		222,917	330,333
Net assets, ending		$606,386	$222,917

Units sold		367,468	96,302
Units redeemed		(146,297)	(196,450)
Net increase (decrease)		221,171	(100,148)
Units outstanding, beginning		174,250	274,398
Units outstanding, ending		395,421	174,250

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$947,891
Cost of units redeemed/account charges			(426,745)
Net investment income (loss)			(11,705)
Net realized gain (loss)			45,970
Realized gain distributions			94,145
Net change in unrealized appreciation (depreciation)			(43,170)
Net assets			$606,386

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	395	$606	1.25%	19.9%	12/31/2021	$1.55	0	$0	1.00%	20.2%	12/31/2021	$1.57	0	$0	0.75%	20.5%
12/31/2020	1.28	174	223	1.25%	6.3%	12/31/2020	1.29	0	0	1.00%	6.5%	12/31/2020	1.31	0	0	0.75%	6.8%
12/31/2019	1.20	274	330	1.25%	23.2%	12/31/2019	1.21	0	0	1.00%	23.5%	12/31/2019	1.22	0	0	0.75%	23.8%
12/31/2018	0.98	6	6	1.25%	-11.4%	12/31/2018	0.98	0	0	1.00%	-11.1%	12/31/2018	0.99	0	0	0.75%	-10.9%
12/31/2017	1.10	0	0	1.25%	12.5%	12/31/2017	1.11	0	0	1.00%	12.8%	12/31/2017	1.11	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	0	$0	0.50%	20.8%	12/31/2021	$1.61	0	$0	0.25%	21.1%	12/31/2021	$1.63	0	$0	0.00%	21.4%
12/31/2020	1.32	0	0	0.50%	7.1%	12/31/2020	1.33	0	0	0.25%	7.3%	12/31/2020	1.35	0	0	0.00%	7.6%
12/31/2019	1.23	0	0	0.50%	24.2%	12/31/2019	1.24	0	0	0.25%	24.5%	12/31/2019	1.25	0	0	0.00%	24.8%
12/31/2018	0.99	0	0	0.50%	-10.7%	12/31/2018	1.00	0	0	0.25%	-10.5%	12/31/2018	1.00	0	0	0.00%	-10.2%
12/31/2017	1.11	0	0	0.50%	13.3%	12/31/2017	1.11	0	0	0.25%	13.6%	12/31/2017	1.12	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.2%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Small Cap Core Fund Y Class - 06-FPF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$123,138	$118,455	5,825
Receivables: investments sold	-
Payables: investments purchased	(1,494)
Net assets	$121,644

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$121,644	80,981	$1.50
Band 100	-	-	1.52
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$121,644	80,981

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,224)
Net investment income (loss)			(1,224)

Gain (loss) on investments:
Net realized gain (loss)			1,226
Realized gain distributions			18,734
Net change in unrealized appreciation (depreciation)			(3,074)
Net gain (loss)			16,886

Increase (decrease) in net assets from operations			$15,662

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,224)	$(884)
Net realized gain (loss)		1,226	(1,461)
Realized gain distributions		18,734	-
Net change in unrealized appreciation (depreciation)		(3,074)	5,372

Increase (decrease) in net assets from operations		15,662	3,027

Contract owner transactions:
Proceeds from units sold		35,647	37,927
Cost of units redeemed		(5,573)	(20,066)
Account charges		(10)	(4)
Increase (decrease)		30,064	17,857
Net increase (decrease)		45,726	20,884
Net assets, beginning		75,918	55,034
Net assets, ending		$121,644	$75,918

Units sold		24,557	33,119
Units redeemed		(3,935)	(19,059)
Net increase (decrease)		20,622	14,060
Units outstanding, beginning		60,359	46,299
Units outstanding, ending		80,981	60,359

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$126,290
Cost of units redeemed/account charges			(25,659)
Net investment income (loss)			(2,514)
Net realized gain (loss)			(232)
Realized gain distributions			19,076
Net change in unrealized appreciation (depreciation)			4,683
Net assets			$121,644

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	81	$122	1.25%	19.4%	12/31/2021	$1.52	0	$0	1.00%	19.7%	12/31/2021	$1.54	0	$0	0.75%	20.0%
12/31/2020	1.26	60	76	1.25%	5.8%	12/31/2020	1.27	0	0	1.00%	6.1%	12/31/2020	1.28	0	0	0.75%	6.3%
12/31/2019	1.19	46	55	1.25%	22.7%	12/31/2019	1.20	0	0	1.00%	23.0%	12/31/2019	1.21	0	0	0.75%	23.3%
12/31/2018	0.97	0	0	1.25%	-11.7%	12/31/2018	0.97	0	0	1.00%	-11.5%	12/31/2018	0.98	0	0	0.75%	-11.3%
12/31/2017	1.10	0	0	1.25%	12.1%	12/31/2017	1.10	0	0	1.00%	12.3%	12/31/2017	1.10	0	0	0.75%	12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	0	$0	0.50%	20.3%	12/31/2021	$1.58	0	$0	0.25%	20.6%	12/31/2021	$1.60	0	$0	0.00%	20.9%
12/31/2020	1.30	0	0	0.50%	6.6%	12/31/2020	1.31	0	0	0.25%	6.9%	12/31/2020	1.32	0	0	0.00%	7.1%
12/31/2019	1.22	0	0	0.50%	23.6%	12/31/2019	1.23	0	0	0.25%	23.9%	12/31/2019	1.24	0	0	0.00%	24.2%
12/31/2018	0.98	0	0	0.50%	-11.1%	12/31/2018	0.99	0	0	0.25%	-10.8%	12/31/2018	0.99	0	0	0.00%	-10.6%
12/31/2017	1.11	0	0	0.50%	12.9%	12/31/2017	1.11	0	0	0.25%	13.2%	12/31/2017	1.11	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Small Cap Core Fund R Class - 06-FPP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$511,064	$473,155	26,375
Receivables: investments sold	-
Payables: investments purchased	(1,499)
Net assets	$509,565

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$509,565	345,192	$1.48
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$509,565	345,192

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,184)
Net investment income (loss)			(6,184)

Gain (loss) on investments:
Net realized gain (loss)			35,152
Realized gain distributions			81,199
Net change in unrealized appreciation (depreciation)			(20,526)
Net gain (loss)			95,825

Increase (decrease) in net assets from operations			$89,641

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,184)	$(4,446)
Net realized gain (loss)		35,152	(8,798)
Realized gain distributions		81,199	-
Net change in unrealized appreciation (depreciation)		(20,526)	50,523

Increase (decrease) in net assets from operations		89,641	37,279

Contract owner transactions:
Proceeds from units sold		97,342	204,060
Cost of units redeemed		(141,034)	(91,015)
Account charges		(248)	(159)
Increase (decrease)		(43,940)	112,886
Net increase (decrease)		45,701	150,165
Net assets, beginning		463,864	313,699
Net assets, ending		$509,565	$463,864

Units sold		67,789	193,802
Units redeemed		(95,694)	(86,807)
Net increase (decrease)		(27,905)	106,995
Units outstanding, beginning		373,097	266,102
Units outstanding, ending		345,192	373,097

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$638,215
Cost of units redeemed/account charges			(266,595)
Net investment income (loss)			(11,819)
Net realized gain (loss)			25,237
Realized gain distributions			86,618
Net change in unrealized appreciation (depreciation)			37,909
Net assets			$509,565

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	345	$510	1.25%	19.0%	12/31/2021	$1.49	0	$0	1.00%	19.3%	12/31/2021	$1.51	0	$0	0.75%	19.6%
12/31/2020	1.24	357	443	1.25%	5.4%	12/31/2020	1.25	0	0	1.00%	5.7%	12/31/2020	1.27	0	0	0.75%	6.0%
12/31/2019	1.18	252	296	1.25%	22.3%	12/31/2019	1.19	0	0	1.00%	22.6%	12/31/2019	1.19	0	0	0.75%	22.9%
12/31/2018	0.96	26	25	1.25%	-12.0%	12/31/2018	0.97	0	0	1.00%	-11.8%	12/31/2018	0.97	0	0	0.75%	-11.6%
12/31/2017	1.09	1	1	1.25%	11.6%	12/31/2017	1.10	0	0	1.00%	11.9%	12/31/2017	1.10	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	0	$0	0.50%	19.9%	12/31/2021	$1.55	0	$0	0.25%	20.2%	12/31/2021	$1.57	0	$0	0.00%	20.5%
12/31/2020	1.28	0	0	0.50%	6.2%	12/31/2020	1.29	0	0	0.25%	6.5%	12/31/2020	1.31	16	21	0.00%	6.8%
12/31/2019	1.20	0	0	0.50%	23.2%	12/31/2019	1.21	0	0	0.25%	23.6%	12/31/2019	1.22	14	18	0.00%	23.9%
12/31/2018	0.98	0	0	0.50%	-11.4%	12/31/2018	0.98	0	0	0.25%	-11.1%	12/31/2018	0.99	0	0	0.00%	-10.9%
12/31/2017	1.10	0	0	0.50%	12.5%	12/31/2017	1.10	0	0	0.25%	12.8%	12/31/2017	1.11	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy High Income Fund N Class - 06-GMF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,158	$50,294	7,136
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$50,171

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,171	42,440	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$50,171	42,440

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$347
Mortality & expense charges			(71)
Net investment income (loss)			276

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(136)
Net gain (loss)			(137)

Increase (decrease) in net assets from operations			$139

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$276	$1,778
Net realized gain (loss)		(1)	(9,039)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(136)	(8)

Increase (decrease) in net assets from operations		139	(7,269)

Contract owner transactions:
Proceeds from units sold		50,366	1,483
Cost of units redeemed		(334)	(60,531)
Account charges		-	(115)
Increase (decrease)		50,032	(59,163)
Net increase (decrease)		50,171	(66,432)
Net assets, beginning		-	66,432
Net assets, ending		$50,171	$-

Units sold		42,723	1,499
Units redeemed		(283)	(63,543)
Net increase (decrease)		42,440	(62,044)
Units outstanding, beginning		-	62,044
Units outstanding, ending		42,440	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$115,387
Cost of units redeemed/account charges			(61,299)
Net investment income (loss)			5,256
Net realized gain (loss)			(9,037)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(136)
Net assets			$50,171

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	42	$50	1.25%	5.8%	12/31/2021	$1.19	0	$0	1.00%	6.0%	12/31/2021	$1.21	0	$0	0.75%	6.3%
12/31/2020	1.12	0	0	1.25%	4.4%	12/31/2020	1.13	0	0	1.00%	4.7%	12/31/2020	1.13	0	0	0.75%	4.9%
12/31/2019	1.07	62	66	1.25%	10.3%	12/31/2019	1.08	0	0	1.00%	10.6%	12/31/2019	1.08	0	0	0.75%	10.9%
12/31/2018	0.97	0	0	1.25%	-3.6%	12/31/2018	0.97	0	0	1.00%	-3.3%	12/31/2018	0.98	0	0	0.75%	-3.1%
12/31/2017	1.01	0	0	1.25%	0.7%	12/31/2017	1.01	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	0.50%	6.6%	12/31/2021	$1.23	0	$0	0.25%	6.8%	12/31/2021	$1.24	0	$0	0.00%	7.1%
12/31/2020	1.14	0	0	0.50%	5.2%	12/31/2020	1.15	0	0	0.25%	5.4%	12/31/2020	1.16	0	0	0.00%	5.7%
12/31/2019	1.09	0	0	0.50%	11.1%	12/31/2019	1.09	0	0	0.25%	11.4%	12/31/2019	1.10	0	0	0.00%	11.7%
12/31/2018	0.98	0	0	0.50%	-2.8%	12/31/2018	0.98	0	0	0.25%	-2.6%	12/31/2018	0.98	0	0	0.00%	-2.3%
12/31/2017	1.01	0	0	0.50%	0.7%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	6.4%
2019	11.7%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Science and Technology Fund N Class - 06-GMG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.15
Band 100	-	-	2.18
Band 75	-	-	2.20
Band 50	-	-	2.22
Band 25	-	-	2.24
Band 0	-	-	2.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.15	0	$0	1.25%	14.4%	12/31/2021	$2.18	0	$0	1.00%	14.7%	12/31/2021	$2.20	0	$0	0.75%	14.9%
12/31/2020	1.88	0	0	1.25%	34.8%	12/31/2020	1.90	0	0	1.00%	35.2%	12/31/2020	1.91	0	0	0.75%	35.5%
12/31/2019	1.40	0	0	1.25%	48.9%	12/31/2019	1.40	0	0	1.00%	49.3%	12/31/2019	1.41	0	0	0.75%	49.6%
12/31/2018	0.94	0	0	1.25%	-5.9%	12/31/2018	0.94	0	0	1.00%	-5.7%	12/31/2018	0.94	0	0	0.75%	-5.5%
12/31/2017	1.00	0	0	1.25%	-0.3%	12/31/2017	1.00	0	0	1.00%	-0.3%	12/31/2017	1.00	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.22	0	$0	0.50%	15.2%	12/31/2021	$2.24	0	$0	0.25%	15.5%	12/31/2021	$2.26	0	$0	0.00%	15.8%
12/31/2020	1.93	0	0	0.50%	35.8%	12/31/2020	1.94	0	0	0.25%	36.2%	12/31/2020	1.96	0	0	0.00%	36.5%
12/31/2019	1.42	0	0	0.50%	50.0%	12/31/2019	1.43	0	0	0.25%	50.4%	12/31/2019	1.43	0	0	0.00%	50.8%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.0%	12/31/2018	0.95	0	0	0.00%	-4.8%
12/31/2017	1.00	0	0	0.50%	-0.3%	12/31/2017	1.00	0	0	0.25%	-0.3%	12/31/2017	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Emerging Markets Equity Fund N Class - 06-3XY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,748	$1,944	65
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$1,780

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,780	1,224	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$1,780	1,224

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16
Mortality & expense charges			(10)
Net investment income (loss)			6

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(196)
Net gain (loss)			(196)

Increase (decrease) in net assets from operations			$(190)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(196)	-

Increase (decrease) in net assets from operations		(190)	-

Contract owner transactions:
Proceeds from units sold		1,970	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1,970	-
Net increase (decrease)		1,780	-
Net assets, beginning		-	-
Net assets, ending		$1,780	$-

Units sold		1,224	-
Units redeemed		-	-
Net increase (decrease)		1,224	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,224	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,970
Cost of units redeemed/account charges			-
Net investment income (loss)			6
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(196)
Net assets			$1,780

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	1	$2	1.25%	-5.5%	12/31/2021	$1.46	0	$0	1.00%	-5.3%	12/31/2021	$1.47	0	$0	0.75%	-5.0%
12/31/2020	1.54	0	0	1.25%	33.9%	12/31/2020	1.55	0	0	1.00%	34.3%	12/31/2020	1.55	0	0	0.75%	34.6%
12/31/2019	1.15	0	0	1.25%	14.9%	12/31/2019	1.15	0	0	1.00%	15.1%	12/31/2019	1.15	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	-4.8%	12/31/2021	$1.49	0	$0	0.25%	-4.6%	12/31/2021	$1.50	0	$0	0.00%	-4.3%
12/31/2020	1.56	0	0	0.50%	34.9%	12/31/2020	1.56	0	0	0.25%	35.3%	12/31/2020	1.57	0	0	0.00%	35.6%
12/31/2019	1.15	0	0	0.50%	15.4%	12/31/2019	1.16	0	0	0.25%	15.6%	12/31/2019	1.16	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Mid Cap Growth Fund N Class - 06-3VY (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.91
Band 100	-	-	1.92
Band 75	-	-	1.93
Band 50	-	-	1.95
Band 25	-	-	1.96
Band 0	-	-	1.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.91	0	$0	1.25%	15.5%	12/31/2021	$1.92	0	$0	1.00%	15.7%	12/31/2021	$1.93	0	$0	0.75%	16.0%
12/31/2020	1.65	0	0	1.25%	47.1%	12/31/2020	1.66	0	0	1.00%	47.5%	12/31/2020	1.67	0	0	0.75%	47.9%
12/31/2019	1.12	0	0	1.25%	12.2%	12/31/2019	1.12	0	0	1.00%	12.4%	12/31/2019	1.13	0	0	0.75%	12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.95	0	$0	0.50%	16.3%	12/31/2021	$1.96	0	$0	0.25%	16.6%	12/31/2021	$1.97	0	$0	0.00%	16.9%
12/31/2020	1.67	0	0	0.50%	48.2%	12/31/2020	1.68	0	0	0.25%	48.6%	12/31/2020	1.69	0	0	0.00%	49.0%
12/31/2019	1.13	0	0	0.50%	12.8%	12/31/2019	1.13	0	0	0.25%	13.0%	12/31/2019	1.13	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy High Income Fund Y Class - 06-012

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$493,540	$498,687	70,351
Receivables: investments sold	1,033
Payables: investments purchased	-
Net assets	$494,573

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$494,573	359,225	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.47
Band 25	-	-	1.50
Band 0	-	-	1.53
Total	$494,573	359,225

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$30,744
Mortality & expense charges			(5,910)
Net investment income (loss)			24,834

Gain (loss) on investments:
Net realized gain (loss)			343
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(734)
Net gain (loss)			(391)

Increase (decrease) in net assets from operations			$24,443

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,834	$35,872
Net realized gain (loss)		343	(49,058)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(734)	25,496

Increase (decrease) in net assets from operations		24,443	12,310

Contract owner transactions:
Proceeds from units sold		66,008	140,276
Cost of units redeemed		(54,085)	(502,963)
Account charges		(59)	(79)
Increase (decrease)		11,864	(362,766)
Net increase (decrease)		36,307	(350,456)
Net assets, beginning		458,266	808,722
Net assets, ending		$494,573	$458,266

Units sold		48,554	119,222
Units redeemed		(40,160)	(412,286)
Net increase (decrease)		8,394	(293,064)
Units outstanding, beginning		350,831	643,895
Units outstanding, ending		359,225	350,831

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,986,615
Cost of units redeemed/account charges			(4,804,698)
Net investment income (loss)			678,897
Net realized gain (loss)			(402,069)
Realized gain distributions			40,975
Net change in unrealized appreciation (depreciation)			(5,147)
Net assets			$494,573

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	359	$495	1.25%	5.4%	12/31/2021	$1.41	0	$0	1.00%	5.7%	12/31/2021	$1.44	0	$0	0.75%	5.9%
12/31/2020	1.31	351	458	1.25%	4.0%	12/31/2020	1.33	0	0	1.00%	4.3%	12/31/2020	1.36	0	0	0.75%	4.5%
12/31/2019	1.26	644	809	1.25%	9.9%	12/31/2019	1.28	0	0	1.00%	10.2%	12/31/2019	1.30	0	0	0.75%	10.4%
12/31/2018	1.14	576	658	1.25%	-3.9%	12/31/2018	1.16	0	0	1.00%	-3.7%	12/31/2018	1.17	0	0	0.75%	-3.5%
12/31/2017	1.19	629	749	1.25%	6.7%	12/31/2017	1.20	0	0	1.00%	6.9%	12/31/2017	1.22	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	6.2%	12/31/2021	$1.50	0	$0	0.25%	6.5%	12/31/2021	$1.53	0	$0	0.00%	6.7%
12/31/2020	1.38	0	0	0.50%	4.8%	12/31/2020	1.41	0	0	0.25%	5.0%	12/31/2020	1.44	0	0	0.00%	5.3%
12/31/2019	1.32	0	0	0.50%	10.7%	12/31/2019	1.34	0	0	0.25%	11.0%	12/31/2019	1.36	0	0	0.00%	11.3%
12/31/2018	1.19	0	0	0.50%	-3.2%	12/31/2018	1.21	0	0	0.25%	-3.0%	12/31/2018	1.22	0	0	0.00%	-2.7%
12/31/2017	1.23	0	0	0.50%	7.5%	12/31/2017	1.24	0	0	0.25%	7.8%	12/31/2017	1.26	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.5%
2020	6.9%
2019	6.3%
2018	6.8%
2017	9.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Asset Strategy Fund R Class - 06-007

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$105,374	$95,848	4,392
Receivables: investments sold	90
Payables: investments purchased	-
Net assets	$105,464

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$105,464	69,152	$1.53
Band 100	-	-	1.56
Band 75	-	-	1.59
Band 50	-	-	1.63
Band 25	-	-	1.66
Band 0	-	-	1.70
Total	$105,464	69,152

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,785
Mortality & expense charges			(1,211)
Net investment income (loss)			574

Gain (loss) on investments:
Net realized gain (loss)			173
Realized gain distributions			8,926
Net change in unrealized appreciation (depreciation)			1,076
Net gain (loss)			10,175

Increase (decrease) in net assets from operations			$10,749

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$574	$239
Net realized gain (loss)		173	(12)
Realized gain distributions		8,926	907
Net change in unrealized appreciation (depreciation)		1,076	8,353

Increase (decrease) in net assets from operations		10,749	9,487

Contract owner transactions:
Proceeds from units sold		7,506	13,216
Cost of units redeemed		(46)	(768)
Account charges		(11)	(11)
Increase (decrease)		7,449	12,437
Net increase (decrease)		18,198	21,924
Net assets, beginning		87,266	65,342
Net assets, ending		$105,464	$87,266

Units sold		5,140	11,129
Units redeemed		(38)	(638)
Net increase (decrease)		5,102	10,491
Units outstanding, beginning		64,050	53,559
Units outstanding, ending		69,152	64,050

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$216,174
Cost of units redeemed/account charges			(122,420)
Net investment income (loss)			(1,307)
Net realized gain (loss)			(35,537)
Realized gain distributions			39,028
Net change in unrealized appreciation (depreciation)			9,526
Net assets			$105,464

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	69	$105	1.25%	11.9%	12/31/2021	$1.56	0	$0	1.00%	12.2%	12/31/2021	$1.59	0	$0	0.75%	12.5%
12/31/2020	1.36	64	87	1.25%	11.7%	12/31/2020	1.39	0	0	1.00%	12.0%	12/31/2020	1.41	0	0	0.75%	12.2%
12/31/2019	1.22	54	65	1.25%	19.9%	12/31/2019	1.24	0	0	1.00%	20.2%	12/31/2019	1.26	0	0	0.75%	20.5%
12/31/2018	1.02	44	45	1.25%	-7.0%	12/31/2018	1.03	0	0	1.00%	-6.7%	12/31/2018	1.05	0	0	0.75%	-6.5%
12/31/2017	1.09	37	41	1.25%	16.6%	12/31/2017	1.11	0	0	1.00%	16.9%	12/31/2017	1.12	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.63	0	$0	0.50%	12.8%	12/31/2021	$1.66	0	$0	0.25%	13.1%	12/31/2021	$1.70	0	$0	0.00%	13.3%
12/31/2020	1.44	0	0	0.50%	12.5%	12/31/2020	1.47	0	0	0.25%	12.8%	12/31/2020	1.50	0	0	0.00%	13.1%
12/31/2019	1.28	0	0	0.50%	20.8%	12/31/2019	1.30	0	0	0.25%	21.1%	12/31/2019	1.32	0	0	0.00%	21.4%
12/31/2018	1.06	0	0	0.50%	-6.3%	12/31/2018	1.08	0	0	0.25%	-6.0%	12/31/2018	1.09	0	0	0.00%	-5.8%
12/31/2017	1.13	0	0	0.50%	17.5%	12/31/2017	1.14	0	0	0.25%	17.7%	12/31/2017	1.16	0	0	0.00%	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.5%
2019	1.9%
2018	1.2%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 06-600

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,303,746	$7,217,163	200,750
Receivables: investments sold	5,742
Payables: investments purchased	-
Net assets	$14,309,488

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,309,488	3,378,966	$4.23
Band 100	-	-	4.43
Band 75	-	-	4.64
Band 50	-	-	4.86
Band 25	-	-	5.08
Band 0	-	-	5.78
Total	$14,309,488	3,378,966

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$73,852
Mortality & expense charges			(180,294)
Net investment income (loss)			(106,442)

Gain (loss) on investments:
Net realized gain (loss)			1,038,466
Realized gain distributions			674,706
Net change in unrealized appreciation (depreciation)			605,073
Net gain (loss)			2,318,245

Increase (decrease) in net assets from operations			$2,211,803

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(106,442)	$(52,198)
Net realized gain (loss)		1,038,466	534,543
Realized gain distributions		674,706	622,424
Net change in unrealized appreciation (depreciation)		605,073	1,017,087

Increase (decrease) in net assets from operations		2,211,803	2,121,856

Contract owner transactions:
Proceeds from units sold		391,899	385,668
Cost of units redeemed		(2,012,063)	(1,310,104)
Account charges		(2,332)	(2,756)
Increase (decrease)		(1,622,496)	(927,192)
Net increase (decrease)		589,307	1,194,664
Net assets, beginning		13,720,181	12,525,517
Net assets, ending		$14,309,488	$13,720,181

Units sold		107,616	162,688
Units redeemed		(507,011)	(474,221)
Net increase (decrease)		(399,395)	(311,533)
Units outstanding, beginning		3,778,361	4,089,894
Units outstanding, ending		3,378,966	3,778,361

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$260,889,803
Cost of units redeemed/account charges			(249,777,349)
Net investment income (loss)			2,778,733
Net realized gain (loss)			(8,907,728)
Realized gain distributions			2,239,446
Net change in unrealized appreciation (depreciation)			7,086,583
Net assets			$14,309,488

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.23	3,379	$14,309	1.25%	16.6%	12/31/2021	$4.43	0	$0	1.00%	16.9%	12/31/2021	$4.64	0	$0	0.75%	17.2%
12/31/2020	3.63	3,778	13,720	1.25%	18.6%	12/31/2020	3.79	0	0	1.00%	18.9%	12/31/2020	3.96	0	0	0.75%	19.2%
12/31/2019	3.06	4,090	12,526	1.25%	27.4%	12/31/2019	3.19	0	0	1.00%	27.8%	12/31/2019	3.32	0	0	0.75%	28.1%
12/31/2018	2.40	4,594	11,040	1.25%	-8.0%	12/31/2018	2.50	0	0	1.00%	-7.8%	12/31/2018	2.59	0	0	0.75%	-7.6%
12/31/2017	2.61	4,876	12,740	1.25%	25.5%	12/31/2017	2.71	0	0	1.00%	25.8%	12/31/2017	2.81	0	0	0.75%	26.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.86	0	$0	0.50%	17.5%	12/31/2021	$5.08	0	$0	0.25%	17.8%	12/31/2021	$5.78	0	$0	0.00%	18.1%
12/31/2020	4.13	0	0	0.50%	19.5%	12/31/2020	4.32	0	0	0.25%	19.8%	12/31/2020	4.89	0	0	0.00%	20.1%
12/31/2019	3.46	0	0	0.50%	28.4%	12/31/2019	3.60	0	0	0.25%	28.7%	12/31/2019	4.07	0	0	0.00%	29.0%
12/31/2018	2.69	0	0	0.50%	-7.3%	12/31/2018	2.80	0	0	0.25%	-7.1%	12/31/2018	3.16	0	0	0.00%	-6.9%
12/31/2017	2.91	0	0	0.50%	26.4%	12/31/2017	3.01	0	0	0.25%	26.7%	12/31/2017	3.39	0	0	0.00%	27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.7%
2019	1.0%
2018	1.2%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 06-259

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,282	$8,898	560
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$10,282

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,282	4,020	$2.56
Band 100	-	-	2.66
Band 75	-	-	2.76
Band 50	-	-	2.87
Band 25	-	-	2.98
Band 0	-	-	3.09
Total	$10,282	4,020

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$30
Mortality & expense charges			(153)
Net investment income (loss)			(123)

Gain (loss) on investments:
Net realized gain (loss)			226
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,755
Net gain (loss)			1,981

Increase (decrease) in net assets from operations			$1,858

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(123)	$(20)
Net realized gain (loss)		226	(21)
Realized gain distributions		-	245
Net change in unrealized appreciation (depreciation)		1,755	(480)

Increase (decrease) in net assets from operations		1,858	(276)

Contract owner transactions:
Proceeds from units sold		461	472
Cost of units redeemed		(6,200)	-
Account charges		(3)	(3)
Increase (decrease)		(5,742)	469
Net increase (decrease)		(3,884)	193
Net assets, beginning		14,166	13,973
Net assets, ending		$10,282	$14,166

Units sold		199	247
Units redeemed		(2,711)	(1)
Net increase (decrease)		(2,512)	246
Units outstanding, beginning		6,532	6,286
Units outstanding, ending		4,020	6,532

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,472,617
Cost of units redeemed/account charges			(7,244,074)
Net investment income (loss)			(40,386)
Net realized gain (loss)			610,849
Realized gain distributions			209,892
Net change in unrealized appreciation (depreciation)			1,384
Net assets			$10,282

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.56	4	$10	1.25%	17.9%	12/31/2021	$2.66	0	$0	1.00%	18.2%	12/31/2021	$2.76	0	$0	0.75%	18.5%
12/31/2020	2.17	7	14	1.25%	-2.4%	12/31/2020	2.25	0	0	1.00%	-2.2%	12/31/2020	2.33	0	0	0.75%	-2.0%
12/31/2019	2.22	6	14	1.25%	28.4%	12/31/2019	2.30	0	0	1.00%	28.8%	12/31/2019	2.37	0	0	0.75%	29.1%
12/31/2018	1.73	15	26	1.25%	-14.9%	12/31/2018	1.78	0	0	1.00%	-14.7%	12/31/2018	1.84	0	0	0.75%	-14.5%
12/31/2017	2.03	14	29	1.25%	12.2%	12/31/2017	2.09	0	0	1.00%	12.5%	12/31/2017	2.15	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.87	0	$0	0.50%	18.8%	12/31/2021	$2.98	0	$0	0.25%	19.1%	12/31/2021	$3.09	0	$0	0.00%	19.4%
12/31/2020	2.41	0	0	0.50%	-1.7%	12/31/2020	2.50	0	0	0.25%	-1.5%	12/31/2020	2.59	0	0	0.00%	-1.2%
12/31/2019	2.45	0	0	0.50%	29.4%	12/31/2019	2.54	0	0	0.25%	29.7%	12/31/2019	2.62	0	0	0.00%	30.0%
12/31/2018	1.90	0	0	0.50%	-14.3%	12/31/2018	1.96	0	0	0.25%	-14.0%	12/31/2018	2.02	0	0	0.00%	-13.8%
12/31/2017	2.21	0	0	0.50%	13.1%	12/31/2017	2.27	0	0	0.25%	13.3%	12/31/2017	2.34	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.9%
2019	1.6%
2018	1.0%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Balanced Fund R Class - 06-612

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,981,918	$8,490,106	263,106
Receivables: investments sold	-
Payables: investments purchased	(10,574)
Net assets	$11,971,344

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,180,962	2,841,621	$2.53
Band 100	3,075,258	1,183,410	2.60
Band 75	-	-	2.67
Band 50	1,715,124	624,138	2.75
Band 25	-	-	2.83
Band 0	-	-	2.91
Total	$11,971,344	4,649,169

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$77,925
Mortality & expense charges			(125,147)
Net investment income (loss)			(47,222)

Gain (loss) on investments:
Net realized gain (loss)			703,400
Realized gain distributions			383,881
Net change in unrealized appreciation (depreciation)			647,389
Net gain (loss)			1,734,670

Increase (decrease) in net assets from operations			$1,687,448

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(47,222)	$(4,283)
Net realized gain (loss)		703,400	590,351
Realized gain distributions		383,881	133,987
Net change in unrealized appreciation (depreciation)		647,389	620,367

Increase (decrease) in net assets from operations		1,687,448	1,340,422

Contract owner transactions:
Proceeds from units sold		526,843	1,024,852
Cost of units redeemed		(2,605,312)	(3,917,598)
Account charges		(3,380)	(4,397)
Increase (decrease)		(2,081,849)	(2,897,143)
Net increase (decrease)		(394,401)	(1,556,721)
Net assets, beginning		12,365,745	13,922,466
Net assets, ending		$11,971,344	$12,365,745

Units sold		241,355	520,269
Units redeemed		(1,095,834)	(1,980,400)
Net increase (decrease)		(854,479)	(1,460,131)
Units outstanding, beginning		5,503,648	6,963,779
Units outstanding, ending		4,649,169	5,503,648

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,666,822
Cost of units redeemed/account charges			(28,757,733)
Net investment income (loss)			217,406
Net realized gain (loss)			2,899,706
Realized gain distributions			2,453,331
Net change in unrealized appreciation (depreciation)			3,491,812
Net assets			$11,971,344

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.53	2,842	$7,181	1.25%	15.0%	12/31/2021	$2.60	1,183	$3,075	1.00%	15.3%	12/31/2021	$2.67	0	$0	0.75%	15.6%
12/31/2020	2.20	3,150	6,921	1.25%	12.2%	12/31/2020	2.25	1,203	2,711	1.00%	12.5%	12/31/2020	2.31	0	0	0.75%	12.8%
12/31/2019	1.96	4,148	8,120	1.25%	20.2%	12/31/2019	2.00	1,315	2,634	1.00%	20.5%	12/31/2019	2.05	0	0	0.75%	20.8%
12/31/2018	1.63	5,227	8,511	1.25%	-1.2%	12/31/2018	1.66	1,503	2,498	1.00%	-1.0%	12/31/2018	1.70	0	0	0.75%	-0.7%
12/31/2017	1.65	9,437	15,556	1.25%	16.3%	12/31/2017	1.68	1,779	2,985	1.00%	16.6%	12/31/2017	1.71	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.75	624	$1,715	0.50%	15.9%	12/31/2021	$2.83	0	$0	0.25%	16.2%	12/31/2021	$2.91	0	$0	0.00%	16.5%
12/31/2020	2.37	1,113	2,639	0.50%	13.1%	12/31/2020	2.43	0	0	0.25%	13.4%	12/31/2020	2.50	38	94	0.00%	13.6%
12/31/2019	2.10	1,290	2,706	0.50%	21.1%	12/31/2019	2.15	0	0	0.25%	21.4%	12/31/2019	2.20	210	462	0.00%	21.7%
12/31/2018	1.73	1,468	2,541	0.50%	-0.5%	12/31/2018	1.77	0	0	0.25%	-0.2%	12/31/2018	1.80	196	353	0.00%	0.0%
12/31/2017	1.74	1,543	2,684	0.50%	17.2%	12/31/2017	1.77	0	0	0.25%	17.5%	12/31/2017	1.80	180	324	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.9%
2019	1.6%
2018	1.0%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Forty Fund R Class - 06-154

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,607,557	$2,733,127	79,091
Receivables: investments sold	-
Payables: investments purchased	(205)
Net assets	$3,607,352

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,822,471	446,416	$6.32
Band 100	784,881	119,089	6.59
Band 75	-	-	6.87
Band 50	-	-	7.16
Band 25	-	-	7.47
Band 0	-	-	7.78
Total	$3,607,352	565,505

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$17,868
Mortality & expense charges			(43,287)
Net investment income (loss)			(25,419)

Gain (loss) on investments:
Net realized gain (loss)			312,531
Realized gain distributions			349,408
Net change in unrealized appreciation (depreciation)			69,019
Net gain (loss)			730,958

Increase (decrease) in net assets from operations			$705,539

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,419)	$(30,748)
Net realized gain (loss)		312,531	237,271
Realized gain distributions		349,408	296,413
Net change in unrealized appreciation (depreciation)		69,019	479,618

Increase (decrease) in net assets from operations		705,539	982,554

Contract owner transactions:
Proceeds from units sold		233,204	680,289
Cost of units redeemed		(904,289)	(1,144,869)
Account charges		(227)	(319)
Increase (decrease)		(671,312)	(464,899)
Net increase (decrease)		34,227	517,655
Net assets, beginning		3,573,125	3,055,470
Net assets, ending		$3,607,352	$3,573,125

Units sold		38,171	151,851
Units redeemed		(149,284)	(263,690)
Net increase (decrease)		(111,113)	(111,839)
Units outstanding, beginning		676,618	788,457
Units outstanding, ending		565,505	676,618

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,435,805
Cost of units redeemed/account charges			(12,839,582)
Net investment income (loss)			(343,853)
Net realized gain (loss)			640,619
Realized gain distributions			3,839,933
Net change in unrealized appreciation (depreciation)			874,430
Net assets			$3,607,352

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.32	446	$2,822	1.25%	20.7%	12/31/2021	$6.59	119	$785	1.00%	21.0%	12/31/2021	$6.87	0	$0	0.75%	21.3%
12/31/2020	5.24	541	2,835	1.25%	36.5%	12/31/2020	5.45	136	739	1.00%	36.9%	12/31/2020	5.66	0	0	0.75%	37.2%
12/31/2019	3.84	576	2,210	1.25%	34.2%	12/31/2019	3.98	212	846	1.00%	34.6%	12/31/2019	4.13	0	0	0.75%	34.9%
12/31/2018	2.86	672	1,922	1.25%	-0.5%	12/31/2018	2.96	254	750	1.00%	-0.2%	12/31/2018	3.06	0	0	0.75%	0.0%
12/31/2017	2.87	721	2,070	1.25%	27.1%	12/31/2017	2.96	302	896	1.00%	27.5%	12/31/2017	3.06	0	0	0.75%	27.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.16	0	$0	0.50%	21.6%	12/31/2021	$7.47	0	$0	0.25%	21.9%	12/31/2021	$7.78	0	$0	0.00%	22.2%
12/31/2020	5.89	0	0	0.50%	37.6%	12/31/2020	6.12	0	0	0.25%	37.9%	12/31/2020	6.37	0	0	0.00%	38.3%
12/31/2019	4.28	0	0	0.50%	35.2%	12/31/2019	4.44	0	0	0.25%	35.6%	12/31/2019	4.61	0	0	0.00%	35.9%
12/31/2018	3.17	0	0	0.50%	0.3%	12/31/2018	3.28	0	0	0.25%	0.5%	12/31/2018	3.39	0	0	0.00%	0.8%
12/31/2017	3.16	0	0	0.50%	28.1%	12/31/2017	3.26	0	0	0.25%	28.4%	12/31/2017	3.36	0	0	0.00%	28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.2%
2019	0.1%
2018	0.0%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Forty Fund A Class - 06-603

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,010,293	$1,011,762	18,788
Receivables: investments sold	335
Payables: investments purchased	-
Net assets	$1,010,628

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,010,628	184,284	$5.48
Band 100	-	-	5.65
Band 75	-	-	5.81
Band 50	-	-	5.98
Band 25	-	-	6.16
Band 0	-	-	6.34
Total	$1,010,628	184,284

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,210
Mortality & expense charges			(78,425)
Net investment income (loss)			(74,215)

Gain (loss) on investments:
Net realized gain (loss)			2,307,866
Realized gain distributions			82,340
Net change in unrealized appreciation (depreciation)			(1,129,694)
Net gain (loss)			1,260,512

Increase (decrease) in net assets from operations			$1,186,297

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(74,215)	$(54,062)
Net realized gain (loss)		2,307,866	73,748
Realized gain distributions		82,340	462,460
Net change in unrealized appreciation (depreciation)		(1,129,694)	1,198,531

Increase (decrease) in net assets from operations		1,186,297	1,680,677

Contract owner transactions:
Proceeds from units sold		1,048,971	2,232,711
Cost of units redeemed		(7,618,291)	(1,288,906)
Account charges		(7,636)	(4,500)
Increase (decrease)		(6,576,956)	939,305
Net increase (decrease)		(5,390,659)	2,619,982
Net assets, beginning		6,401,287	3,781,305
Net assets, ending		$1,010,628	$6,401,287

Units sold		208,605	614,322
Units redeemed		(1,438,336)	(345,392)
Net increase (decrease)		(1,229,731)	268,930
Units outstanding, beginning		1,414,015	1,145,085
Units outstanding, ending		184,284	1,414,015

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,822,928
Cost of units redeemed/account charges			(9,950,499)
Net investment income (loss)			(139,383)
Net realized gain (loss)			2,437,316
Realized gain distributions			841,735
Net change in unrealized appreciation (depreciation)			(1,469)
Net assets			$1,010,628

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.48	184	$1,011	1.25%	21.1%	12/31/2021	$5.65	0	$0	1.00%	21.4%	12/31/2021	$5.81	0	$0	0.75%	21.7%
12/31/2020	4.53	1,414	6,401	1.25%	37.1%	12/31/2020	4.65	0	0	1.00%	37.4%	12/31/2020	4.77	0	0	0.75%	37.8%
12/31/2019	3.30	1,145	3,781	1.25%	34.8%	12/31/2019	3.38	0	0	1.00%	35.1%	12/31/2019	3.46	0	0	0.75%	35.4%
12/31/2018	2.45	44	107	1.25%	-0.1%	12/31/2018	2.50	0	0	1.00%	0.2%	12/31/2018	2.56	0	0	0.75%	0.4%
12/31/2017	2.45	27	67	1.25%	27.6%	12/31/2017	2.50	0	0	1.00%	27.9%	12/31/2017	2.55	0	0	0.75%	28.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.98	0	$0	0.50%	22.1%	12/31/2021	$6.16	0	$0	0.25%	22.4%	12/31/2021	$6.34	0	$0	0.00%	22.7%
12/31/2020	4.90	0	0	0.50%	38.1%	12/31/2020	5.03	0	0	0.25%	38.5%	12/31/2020	5.17	0	0	0.00%	38.8%
12/31/2019	3.55	0	0	0.50%	35.8%	12/31/2019	3.63	0	0	0.25%	36.1%	12/31/2019	3.72	0	0	0.00%	36.5%
12/31/2018	2.61	0	0	0.50%	0.7%	12/31/2018	2.67	0	0	0.25%	0.9%	12/31/2018	2.73	0	0	0.00%	1.2%
12/31/2017	2.60	0	0	0.50%	28.6%	12/31/2017	2.65	0	0	0.25%	28.9%	12/31/2017	2.70	0	0	0.00%	29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.2%
2019	0.2%
2018	0.0%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Growth and Income Fund R Class - 06-156

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$976,519	$608,719	12,517
Receivables: investments sold	-
Payables: investments purchased	(66)
Net assets	$976,453

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$251,941	71,807	$3.51
Band 100	69,711	19,060	3.66
Band 75	-	-	3.81
Band 50	654,801	164,764	3.97
Band 25	-	-	4.14
Band 0	-	-	4.32
Total	$976,453	255,631

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,928
Mortality & expense charges			(7,143)
Net investment income (loss)			(5,215)

Gain (loss) on investments:
Net realized gain (loss)			90,194
Realized gain distributions			44,768
Net change in unrealized appreciation (depreciation)			97,040
Net gain (loss)			232,002

Increase (decrease) in net assets from operations			$226,787

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,215)	$1,252
Net realized gain (loss)		90,194	29,973
Realized gain distributions		44,768	24,708
Net change in unrealized appreciation (depreciation)		97,040	9,365

Increase (decrease) in net assets from operations		226,787	65,298

Contract owner transactions:
Proceeds from units sold		112,655	13,301
Cost of units redeemed		(218,549)	(111,615)
Account charges		(183)	(291)
Increase (decrease)		(106,077)	(98,605)
Net increase (decrease)		120,710	(33,307)
Net assets, beginning		855,743	889,050
Net assets, ending		$976,453	$855,743

Units sold		38,563	6,783
Units redeemed		(69,214)	(44,652)
Net increase (decrease)		(30,651)	(37,869)
Units outstanding, beginning		286,282	324,151
Units outstanding, ending		255,631	286,282

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,456,600
Cost of units redeemed/account charges			(2,712,752)
Net investment income (loss)			53,815
Net realized gain (loss)			355,163
Realized gain distributions			455,827
Net change in unrealized appreciation (depreciation)			367,800
Net assets			$976,453

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.51	72	$252	1.25%	26.5%	12/31/2021	$3.66	19	$70	1.00%	26.8%	12/31/2021	$3.81	0	$0	0.75%	27.2%
12/31/2020	2.77	76	210	1.25%	8.2%	12/31/2020	2.88	46	132	1.00%	8.5%	12/31/2020	3.00	0	0	0.75%	8.8%
12/31/2019	2.56	95	244	1.25%	24.5%	12/31/2019	2.66	46	122	1.00%	24.9%	12/31/2019	2.76	0	0	0.75%	25.2%
12/31/2018	2.06	113	233	1.25%	-3.8%	12/31/2018	2.13	86	183	1.00%	-3.6%	12/31/2018	2.20	0	0	0.75%	-3.3%
12/31/2017	2.14	99	212	1.25%	22.6%	12/31/2017	2.21	91	200	1.00%	22.9%	12/31/2017	2.28	0	0	0.75%	23.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.97	165	$655	0.50%	27.5%	12/31/2021	$4.14	0	$0	0.25%	27.8%	12/31/2021	$4.32	0	$0	0.00%	28.1%
12/31/2020	3.12	165	514	0.50%	9.1%	12/31/2020	3.24	0	0	0.25%	9.3%	12/31/2020	3.37	0	0	0.00%	9.6%
12/31/2019	2.86	183	522	0.50%	25.5%	12/31/2019	2.97	0	0	0.25%	25.8%	12/31/2019	3.08	0	0	0.00%	26.1%
12/31/2018	2.28	240	547	0.50%	-3.1%	12/31/2018	2.36	0	0	0.25%	-2.8%	12/31/2018	2.44	0	0	0.00%	-2.6%
12/31/2017	2.35	245	575	0.50%	23.5%	12/31/2017	2.43	0	0	0.25%	23.8%	12/31/2017	2.50	0	0	0.00%	24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.9%
2019	1.3%
2018	1.6%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Mid Cap Value Fund R Class - 06-261

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$563,600	$543,741	33,845
Receivables: investments sold	-
Payables: investments purchased	(753)
Net assets	$562,847

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$379,491	157,439	$2.41
Band 100	97,042	38,744	2.50
Band 75	-	-	2.60
Band 50	86,314	31,949	2.70
Band 25	-	-	2.81
Band 0	-	-	2.91
Total	$562,847	228,132

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$230
Mortality & expense charges			(5,803)
Net investment income (loss)			(5,573)

Gain (loss) on investments:
Net realized gain (loss)			7,399
Realized gain distributions			59,211
Net change in unrealized appreciation (depreciation)			22,003
Net gain (loss)			88,613

Increase (decrease) in net assets from operations			$83,040

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,573)	$(2,533)
Net realized gain (loss)		7,399	(29,395)
Realized gain distributions		59,211	-
Net change in unrealized appreciation (depreciation)		22,003	4,483

Increase (decrease) in net assets from operations		83,040	(27,445)

Contract owner transactions:
Proceeds from units sold		75,227	75,175
Cost of units redeemed		(65,131)	(113,759)
Account charges		(89)	(113)
Increase (decrease)		10,007	(38,697)
Net increase (decrease)		93,047	(66,142)
Net assets, beginning		469,800	535,942
Net assets, ending		$562,847	$469,800

Units sold		32,500	43,048
Units redeemed		(28,088)	(65,732)
Net increase (decrease)		4,412	(22,684)
Units outstanding, beginning		223,720	246,404
Units outstanding, ending		228,132	223,720

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,951,938
Cost of units redeemed/account charges			(9,209,843)
Net investment income (loss)			(22,334)
Net realized gain (loss)			186,156
Realized gain distributions			1,637,071
Net change in unrealized appreciation (depreciation)			19,859
Net assets			$562,847

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.41	157	$379	1.25%	17.4%	12/31/2021	$2.50	39	$97	1.00%	17.7%	12/31/2021	$2.60	0	$0	0.75%	18.0%
12/31/2020	2.05	152	313	1.25%	-3.2%	12/31/2020	2.13	39	84	1.00%	-3.0%	12/31/2020	2.21	0	0	0.75%	-2.8%
12/31/2019	2.12	150	319	1.25%	27.9%	12/31/2019	2.19	55	122	1.00%	28.2%	12/31/2019	2.27	0	0	0.75%	28.6%
12/31/2018	1.66	326	540	1.25%	-14.8%	12/31/2018	1.71	61	104	1.00%	-14.6%	12/31/2018	1.76	0	0	0.75%	-14.4%
12/31/2017	1.95	409	798	1.25%	11.9%	12/31/2017	2.00	69	138	1.00%	12.2%	12/31/2017	2.06	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.70	32	$86	0.50%	18.3%	12/31/2021	$2.81	0	$0	0.25%	18.5%	12/31/2021	$2.91	0	$0	0.00%	18.8%
12/31/2020	2.28	32	73	0.50%	-2.5%	12/31/2020	2.37	0	0	0.25%	-2.3%	12/31/2020	2.45	0	0	0.00%	-2.0%
12/31/2019	2.34	41	95	0.50%	28.9%	12/31/2019	2.42	0	0	0.25%	29.2%	12/31/2019	2.50	0	0	0.00%	29.5%
12/31/2018	1.82	58	106	0.50%	-14.2%	12/31/2018	1.87	0	0	0.25%	-14.0%	12/31/2018	1.93	0	0	0.00%	-13.8%
12/31/2017	2.12	90	191	0.50%	12.8%	12/31/2017	2.18	0	0	0.25%	13.1%	12/31/2017	2.24	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.4%
2019	0.3%
2018	0.7%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Mid Cap Value Fund A Class - 06-604

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,697	$35,620	2,518
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$42,711

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,711	17,638	$2.42
Band 100	-	-	2.49
Band 75	-	-	2.57
Band 50	-	-	2.64
Band 25	-	-	2.72
Band 0	-	-	2.80
Total	$42,711	17,638

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$108
Mortality & expense charges			(525)
Net investment income (loss)			(417)

Gain (loss) on investments:
Net realized gain (loss)			1,968
Realized gain distributions			4,402
Net change in unrealized appreciation (depreciation)			974
Net gain (loss)			7,344

Increase (decrease) in net assets from operations			$6,927

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(417)	$(183)
Net realized gain (loss)		1,968	314
Realized gain distributions		4,402	-
Net change in unrealized appreciation (depreciation)		974	(2,245)

Increase (decrease) in net assets from operations		6,927	(2,114)

Contract owner transactions:
Proceeds from units sold		2,510	2,828
Cost of units redeemed		(7,868)	(7,591)
Account charges		-	(1)
Increase (decrease)		(5,358)	(4,764)
Net increase (decrease)		1,569	(6,878)
Net assets, beginning		41,142	48,020
Net assets, ending		$42,711	$41,142

Units sold		1,096	1,594
Units redeemed		(3,452)	(4,245)
Net increase (decrease)		(2,356)	(2,651)
Units outstanding, beginning		19,994	22,645
Units outstanding, ending		17,638	19,994

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,222,570
Cost of units redeemed/account charges			(9,276,647)
Net investment income (loss)			55,536
Net realized gain (loss)			820,370
Realized gain distributions			1,213,805
Net change in unrealized appreciation (depreciation)			7,077
Net assets			$42,711

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.42	18	$43	1.25%	17.7%	12/31/2021	$2.49	0	$0	1.00%	18.0%	12/31/2021	$2.57	0	$0	0.75%	18.3%
12/31/2020	2.06	20	41	1.25%	-3.0%	12/31/2020	2.11	0	0	1.00%	-2.7%	12/31/2020	2.17	0	0	0.75%	-2.5%
12/31/2019	2.12	23	48	1.25%	28.4%	12/31/2019	2.17	0	0	1.00%	28.7%	12/31/2019	2.22	0	0	0.75%	29.0%
12/31/2018	1.65	239	395	1.25%	-14.6%	12/31/2018	1.69	0	0	1.00%	-14.4%	12/31/2018	1.72	0	0	0.75%	-14.2%
12/31/2017	1.93	33	64	1.25%	12.3%	12/31/2017	1.97	0	0	1.00%	12.5%	12/31/2017	2.01	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.64	0	$0	0.50%	18.6%	12/31/2021	$2.72	0	$0	0.25%	18.9%	12/31/2021	$2.80	0	$0	0.00%	19.2%
12/31/2020	2.23	0	0	0.50%	-2.2%	12/31/2020	2.29	0	0	0.25%	-2.0%	12/31/2020	2.35	0	0	0.00%	-1.7%
12/31/2019	2.28	0	0	0.50%	29.3%	12/31/2019	2.33	0	0	0.25%	29.7%	12/31/2019	2.39	0	0	0.00%	30.0%
12/31/2018	1.76	0	0	0.50%	-14.0%	12/31/2018	1.80	0	0	0.25%	-13.7%	12/31/2018	1.84	0	0	0.00%	-13.5%
12/31/2017	2.05	0	0	0.50%	13.1%	12/31/2017	2.09	0	0	0.25%	13.4%	12/31/2017	2.13	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.7%
2019	0.1%
2018	2.0%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Small Cap Value Fund Service Class - 06-615

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,498,733	$1,262,493	58,833
Receivables: investments sold	-
Payables: investments purchased	(9,664)
Net assets	$1,489,069

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,470,975	444,945	$3.31
Band 100	18,094	5,229	3.46
Band 75	-	-	3.62
Band 50	-	-	3.79
Band 25	-	-	3.97
Band 0	-	-	4.16
Total	$1,489,069	450,174

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,770
Mortality & expense charges			(23,778)
Net investment income (loss)			(15,008)

Gain (loss) on investments:
Net realized gain (loss)			456,889
Realized gain distributions			14,997
Net change in unrealized appreciation (depreciation)			(52,356)
Net gain (loss)			419,530

Increase (decrease) in net assets from operations			$404,522

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,008)	$(27,898)
Net realized gain (loss)		456,889	(746,895)
Realized gain distributions		14,997	-
Net change in unrealized appreciation (depreciation)		(52,356)	(474,122)

Increase (decrease) in net assets from operations		404,522	(1,248,915)

Contract owner transactions:
Proceeds from units sold		485,842	2,232,666
Cost of units redeemed		(6,676,178)	(3,722,139)
Account charges		(1,310)	(23,713)
Increase (decrease)		(6,191,646)	(1,513,186)
Net increase (decrease)		(5,787,124)	(2,762,101)
Net assets, beginning		7,276,193	10,038,294
Net assets, ending		$1,489,069	$7,276,193

Units sold		159,144	999,844
Units redeemed		(2,355,214)	(1,709,780)
Net increase (decrease)		(2,196,070)	(709,936)
Units outstanding, beginning		2,646,244	3,356,180
Units outstanding, ending		450,174	2,646,244

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,722,134
Cost of units redeemed/account charges			(15,067,116)
Net investment income (loss)			14,226
Net realized gain (loss)			(256,700)
Realized gain distributions			840,285
Net change in unrealized appreciation (depreciation)			236,240
Net assets			$1,489,069

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.31	445	$1,471	1.25%	20.7%	12/31/2021	$3.46	5	$18	1.00%	21.0%	12/31/2021	$3.62	0	$0	0.75%	21.3%
12/31/2020	2.74	2,599	7,119	1.25%	-8.2%	12/31/2020	2.86	5	15	1.00%	-8.0%	12/31/2020	2.99	0	0	0.75%	-7.7%
12/31/2019	2.98	3,313	9,884	1.25%	24.1%	12/31/2019	3.11	5	16	1.00%	24.4%	12/31/2019	3.24	0	0	0.75%	24.7%
12/31/2018	2.40	501	1,205	1.25%	-14.5%	12/31/2018	2.50	5	13	1.00%	-14.3%	12/31/2018	2.60	0	0	0.75%	-14.0%
12/31/2017	2.81	480	1,349	1.25%	11.0%	12/31/2017	2.91	38	111	1.00%	11.2%	12/31/2017	3.02	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.79	0	$0	0.50%	21.6%	12/31/2021	$3.97	0	$0	0.25%	21.9%	12/31/2021	$4.16	0	$0	0.00%	22.2%
12/31/2020	3.12	0	0	0.50%	-7.5%	12/31/2020	3.25	0	0	0.25%	-7.3%	12/31/2020	3.40	42	142	0.00%	-7.0%
12/31/2019	3.37	0	0	0.50%	25.0%	12/31/2019	3.51	0	0	0.25%	25.3%	12/31/2019	3.66	38	138	0.00%	25.6%
12/31/2018	2.70	0	0	0.50%	-13.8%	12/31/2018	2.80	0	0	0.25%	-13.6%	12/31/2018	2.91	42	124	0.00%	-13.4%
12/31/2017	3.13	0	0	0.50%	11.8%	12/31/2017	3.24	0	0	0.25%	12.1%	12/31/2017	3.36	23	77	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.7%
2019	1.0%
2018	0.0%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Research Fund A Class - 06-888

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,885	$12,454	191
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$12,888

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,888	4,859	$2.65
Band 100	-	-	2.70
Band 75	-	-	2.75
Band 50	-	-	2.79
Band 25	-	-	2.84
Band 0	-	-	2.89
Total	$12,888	4,859

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$80
Mortality & expense charges			(237)
Net investment income (loss)			(157)

Gain (loss) on investments:
Net realized gain (loss)			2,482
Realized gain distributions			1,393
Net change in unrealized appreciation (depreciation)			(167)
Net gain (loss)			3,708

Increase (decrease) in net assets from operations			$3,551

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(157)	$(2,993)
Net realized gain (loss)		2,482	55,238
Realized gain distributions		1,393	1,001
Net change in unrealized appreciation (depreciation)		(167)	1,945

Increase (decrease) in net assets from operations		3,551	55,191

Contract owner transactions:
Proceeds from units sold		5,011	97,034
Cost of units redeemed		(31,580)	(396,087)
Account charges		(64)	(72)
Increase (decrease)		(26,633)	(299,125)
Net increase (decrease)		(23,082)	(243,934)
Net assets, beginning		35,970	279,904
Net assets, ending		$12,888	$35,970

Units sold		2,086	46,687
Units redeemed		(13,324)	(194,503)
Net increase (decrease)		(11,238)	(147,816)
Units outstanding, beginning		16,097	163,913
Units outstanding, ending		4,859	16,097

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$878,943
Cost of units redeemed/account charges			(979,082)
Net investment income (loss)			(5,811)
Net realized gain (loss)			72,411
Realized gain distributions			45,996
Net change in unrealized appreciation (depreciation)			431
Net assets			$12,888

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.65	5	$13	1.25%	18.7%	12/31/2021	$2.70	0	$0	1.00%	19.0%	12/31/2021	$2.75	0	$0	0.75%	19.3%
12/31/2020	2.23	16	36	1.25%	30.9%	12/31/2020	2.27	0	0	1.00%	31.2%	12/31/2020	2.30	0	0	0.75%	31.5%
12/31/2019	1.71	164	280	1.25%	33.5%	12/31/2019	1.73	0	0	1.00%	33.8%	12/31/2019	1.75	0	0	0.75%	34.1%
12/31/2018	1.28	36	46	1.25%	-4.2%	12/31/2018	1.29	0	0	1.00%	-4.0%	12/31/2018	1.31	0	0	0.75%	-3.7%
12/31/2017	1.34	230	308	1.25%	24.4%	12/31/2017	1.35	0	0	1.00%	24.7%	12/31/2017	1.36	0	0	0.75%	25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.79	0	$0	0.50%	19.6%	12/31/2021	$2.84	0	$0	0.25%	19.9%	12/31/2021	$2.89	0	$0	0.00%	20.2%
12/31/2020	2.34	0	0	0.50%	31.8%	12/31/2020	2.37	0	0	0.25%	32.2%	12/31/2020	2.41	0	0	0.00%	32.5%
12/31/2019	1.77	0	0	0.50%	34.5%	12/31/2019	1.79	0	0	0.25%	34.8%	12/31/2019	1.82	0	0	0.00%	35.1%
12/31/2018	1.32	0	0	0.50%	-3.5%	12/31/2018	1.33	0	0	0.25%	-3.2%	12/31/2018	1.34	0	0	0.00%	-3.0%
12/31/2017	1.37	0	0	0.50%	25.4%	12/31/2017	1.38	0	0	0.25%	25.7%	12/31/2017	1.39	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.0%
2019	0.7%
2018	0.0%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Triton Fund A Class - 06-889

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,057,809	$4,131,628	125,064
Receivables: investments sold	-
Payables: investments purchased	(1,961)
Net assets	$4,055,848

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,055,848	1,823,856	$2.22
Band 100	-	-	2.26
Band 75	-	-	2.30
Band 50	-	-	2.34
Band 25	-	-	2.38
Band 0	-	-	2.43
Total	$4,055,848	1,823,856

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$85,250
Mortality & expense charges			(76,718)
Net investment income (loss)			8,532

Gain (loss) on investments:
Net realized gain (loss)			2,829,783
Realized gain distributions			627,211
Net change in unrealized appreciation (depreciation)			(3,066,671)
Net gain (loss)			390,323

Increase (decrease) in net assets from operations			$398,855

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,532	$(117,048)
Net realized gain (loss)		2,829,783	175,671
Realized gain distributions		627,211	546,971
Net change in unrealized appreciation (depreciation)		(3,066,671)	1,853,955

Increase (decrease) in net assets from operations		398,855	2,459,549

Contract owner transactions:
Proceeds from units sold		1,651,991	2,546,329
Cost of units redeemed		(10,923,761)	(9,690,337)
Account charges		(2,411)	(28,762)
Increase (decrease)		(9,274,181)	(7,172,770)
Net increase (decrease)		(8,875,326)	(4,713,221)
Net assets, beginning		12,931,174	17,644,395
Net assets, ending		$4,055,848	$12,931,174

Units sold		772,617	1,618,656
Units redeemed		(5,078,578)	(6,068,720)
Net increase (decrease)		(4,305,961)	(4,450,064)
Units outstanding, beginning		6,129,817	10,579,881
Units outstanding, ending		1,823,856	6,129,817

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$28,777,351
Cost of units redeemed/account charges			(31,387,749)
Net investment income (loss)			(345,662)
Net realized gain (loss)			4,012,327
Realized gain distributions			3,073,400
Net change in unrealized appreciation (depreciation)			(73,819)
Net assets			$4,055,848

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.22	1,824	$4,056	1.25%	5.4%	12/31/2021	$2.26	0	$0	1.00%	5.7%	12/31/2021	$2.30	0	$0	0.75%	5.9%
12/31/2020	2.11	6,130	12,931	1.25%	26.5%	12/31/2020	2.14	0	0	1.00%	26.8%	12/31/2020	2.17	0	0	0.75%	27.1%
12/31/2019	1.67	10,580	17,644	1.25%	26.4%	12/31/2019	1.69	0	0	1.00%	26.7%	12/31/2019	1.71	0	0	0.75%	27.1%
12/31/2018	1.32	8,761	11,556	1.25%	-6.7%	12/31/2018	1.33	0	0	1.00%	-6.4%	12/31/2018	1.35	0	0	0.75%	-6.2%
12/31/2017	1.41	6,435	9,095	1.25%	25.1%	12/31/2017	1.42	0	0	1.00%	25.4%	12/31/2017	1.43	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.34	0	$0	0.50%	6.2%	12/31/2021	$2.38	0	$0	0.25%	6.5%	12/31/2021	$2.43	0	$0	0.00%	6.7%
12/31/2020	2.21	0	0	0.50%	27.4%	12/31/2020	2.24	0	0	0.25%	27.8%	12/31/2020	2.27	0	0	0.00%	28.1%
12/31/2019	1.73	0	0	0.50%	27.4%	12/31/2019	1.75	0	0	0.25%	27.7%	12/31/2019	1.77	0	0	0.00%	28.0%
12/31/2018	1.36	0	0	0.50%	-6.0%	12/31/2018	1.37	0	0	0.25%	-5.7%	12/31/2018	1.39	0	0	0.00%	-5.5%
12/31/2017	1.44	0	0	0.50%	26.0%	12/31/2017	1.46	0	0	0.25%	26.3%	12/31/2017	1.47	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	0.2%
2019	0.0%
2018	1.9%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Research Fund Service Class - 06-919 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.62
Band 100	-	-	2.67
Band 75	-	-	2.72
Band 50	-	-	2.76
Band 25	-	-	2.81
Band 0	-	-	2.86
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.62	0	$0	1.25%	18.4%	12/31/2021	$2.67	0	$0	1.00%	18.7%	12/31/2021	$2.72	0	$0	0.75%	19.0%
12/31/2020	2.21	0	0	1.25%	30.7%	12/31/2020	2.25	0	0	1.00%	31.0%	12/31/2020	2.28	0	0	0.75%	31.3%
12/31/2019	1.69	0	0	1.25%	33.2%	12/31/2019	1.72	0	0	1.00%	33.6%	12/31/2019	1.74	0	0	0.75%	33.9%
12/31/2018	1.27	0	0	1.25%	-4.3%	12/31/2018	1.28	0	0	1.00%	-4.1%	12/31/2018	1.30	0	0	0.75%	-3.9%
12/31/2017	1.33	0	0	1.25%	24.2%	12/31/2017	1.34	0	0	1.00%	24.5%	12/31/2017	1.35	0	0	0.75%	24.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.76	0	$0	0.50%	19.3%	12/31/2021	$2.81	0	$0	0.25%	19.6%	12/31/2021	$2.86	0	$0	0.00%	19.9%
12/31/2020	2.32	0	0	0.50%	31.6%	12/31/2020	2.35	0	0	0.25%	32.0%	12/31/2020	2.39	0	0	0.00%	32.3%
12/31/2019	1.76	0	0	0.50%	34.2%	12/31/2019	1.78	0	0	0.25%	34.6%	12/31/2019	1.80	0	0	0.00%	34.9%
12/31/2018	1.31	0	0	0.50%	-3.6%	12/31/2018	1.32	0	0	0.25%	-3.4%	12/31/2018	1.34	0	0	0.00%	-3.1%
12/31/2017	1.36	0	0	0.50%	25.2%	12/31/2017	1.37	0	0	0.25%	25.5%	12/31/2017	1.38	0	0	0.00%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Triton Fund Service Class - 06-921

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,491,282	$2,392,554	76,368
Receivables: investments sold	-
Payables: investments purchased	(51,299)
Net assets	$2,439,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,439,983	1,100,625	$2.22
Band 100	-	-	2.26
Band 75	-	-	2.30
Band 50	-	-	2.34
Band 25	-	-	2.38
Band 0	-	-	2.42
Total	$2,439,983	1,100,625

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$52,809
Mortality & expense charges			(31,708)
Net investment income (loss)			21,101

Gain (loss) on investments:
Net realized gain (loss)			245,254
Realized gain distributions			388,531
Net change in unrealized appreciation (depreciation)			(522,360)
Net gain (loss)			111,425

Increase (decrease) in net assets from operations			$132,526

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,101	$(18,532)
Net realized gain (loss)		245,254	69,968
Realized gain distributions		388,531	109,048
Net change in unrealized appreciation (depreciation)		(522,360)	440,637

Increase (decrease) in net assets from operations		132,526	601,121

Contract owner transactions:
Proceeds from units sold		668,672	949,207
Cost of units redeemed		(1,081,524)	(1,260,965)
Account charges		(1,298)	(1,302)
Increase (decrease)		(414,150)	(313,060)
Net increase (decrease)		(281,624)	288,061
Net assets, beginning		2,721,607	2,433,546
Net assets, ending		$2,439,983	$2,721,607

Units sold		309,874	605,029
Units redeemed		(497,109)	(762,033)
Net increase (decrease)		(187,235)	(157,004)
Units outstanding, beginning		1,287,860	1,444,864
Units outstanding, ending		1,100,625	1,287,860

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,787,263
Cost of units redeemed/account charges			(6,059,637)
Net investment income (loss)			(24,132)
Net realized gain (loss)			736,341
Realized gain distributions			901,420
Net change in unrealized appreciation (depreciation)			98,728
Net assets			$2,439,983

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.22	1,101	$2,440	1.25%	5.4%	12/31/2021	$2.26	0	$0	1.00%	5.6%	12/31/2021	$2.30	0	$0	0.75%	5.9%
12/31/2020	2.10	1,216	2,558	1.25%	26.4%	12/31/2020	2.14	0	0	1.00%	26.7%	12/31/2020	2.17	0	0	0.75%	27.1%
12/31/2019	1.66	1,174	1,954	1.25%	26.3%	12/31/2019	1.69	0	0	1.00%	26.6%	12/31/2019	1.71	0	0	0.75%	27.0%
12/31/2018	1.32	1,304	1,718	1.25%	-6.7%	12/31/2018	1.33	0	0	1.00%	-6.4%	12/31/2018	1.34	0	0	0.75%	-6.2%
12/31/2017	1.41	1,405	1,983	1.25%	25.0%	12/31/2017	1.42	0	0	1.00%	25.3%	12/31/2017	1.43	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.34	0	$0	0.50%	6.2%	12/31/2021	$2.38	0	$0	0.25%	6.4%	12/31/2021	$2.42	0	$0	0.00%	6.7%
12/31/2020	2.20	0	0	0.50%	27.4%	12/31/2020	2.23	0	0	0.25%	27.7%	12/31/2020	2.27	72	164	0.00%	28.0%
12/31/2019	1.73	0	0	0.50%	27.3%	12/31/2019	1.75	0	0	0.25%	27.6%	12/31/2019	1.77	271	479	0.00%	27.9%
12/31/2018	1.36	0	0	0.50%	-6.0%	12/31/2018	1.37	0	0	0.25%	-5.7%	12/31/2018	1.38	525	727	0.00%	-5.5%
12/31/2017	1.44	0	0	0.50%	26.0%	12/31/2017	1.45	0	0	0.25%	26.3%	12/31/2017	1.46	418	612	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	0.2%
2019	0.0%
2018	1.6%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,869	$55,386	5,320
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$56,872

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,728	16,210	$1.83
Band 100	27,144	14,552	1.87
Band 75	-	-	1.90
Band 50	-	-	1.93
Band 25	-	-	1.96
Band 0	-	-	2.00
Total	$56,872	30,762

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,881
Mortality & expense charges			(755)
Net investment income (loss)			6,126

Gain (loss) on investments:
Net realized gain (loss)			7,335
Realized gain distributions			5,981
Net change in unrealized appreciation (depreciation)			(8,162)
Net gain (loss)			5,154

Increase (decrease) in net assets from operations			$11,280

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,126	$2,578
Net realized gain (loss)		7,335	947
Realized gain distributions		5,981	5,652
Net change in unrealized appreciation (depreciation)		(8,162)	(989)

Increase (decrease) in net assets from operations		11,280	8,188

Contract owner transactions:
Proceeds from units sold		114	134
Cost of units redeemed		(35,503)	(5,304)
Account charges		(19)	(19)
Increase (decrease)		(35,408)	(5,189)
Net increase (decrease)		(24,128)	2,999
Net assets, beginning		81,000	78,001
Net assets, ending		$56,872	$81,000

Units sold		67	96
Units redeemed		(20,953)	(3,743)
Net increase (decrease)		(20,886)	(3,647)
Units outstanding, beginning		51,648	55,295
Units outstanding, ending		30,762	51,648

* Date of Fund Inception into Variable Account: 3 /24 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,654,440
Cost of units redeemed/account charges			(7,432,676)
Net investment income (loss)			(34,075)
Net realized gain (loss)			(156,105)
Realized gain distributions			23,805
Net change in unrealized appreciation (depreciation)			1,483
Net assets			$56,872

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	16	$30	1.25%	17.7%	12/31/2021	$1.87	15	$27	1.00%	18.0%	12/31/2021	$1.90	0	$0	0.75%	18.3%
12/31/2020	1.56	28	44	1.25%	11.0%	12/31/2020	1.58	24	37	1.00%	11.3%	12/31/2020	1.60	0	0	0.75%	11.6%
12/31/2019	1.40	31	44	1.25%	21.6%	12/31/2019	1.42	24	34	1.00%	22.0%	12/31/2019	1.44	0	0	0.75%	22.3%
12/31/2018	1.15	92	106	1.25%	-5.2%	12/31/2018	1.16	32	37	1.00%	-4.9%	12/31/2018	1.18	0	0	0.75%	-4.7%
12/31/2017	1.22	108	132	1.25%	18.6%	12/31/2017	1.22	40	50	1.00%	18.9%	12/31/2017	1.23	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	0	$0	0.50%	18.6%	12/31/2021	$1.96	0	$0	0.25%	18.9%	12/31/2021	$2.00	0	$0	0.00%	19.2%
12/31/2020	1.63	0	0	0.50%	11.8%	12/31/2020	1.65	0	0	0.25%	12.1%	12/31/2020	1.67	0	0	0.00%	12.4%
12/31/2019	1.45	0	0	0.50%	22.6%	12/31/2019	1.47	0	0	0.25%	22.9%	12/31/2019	1.49	0	0	0.00%	23.2%
12/31/2018	1.19	0	0	0.50%	-4.4%	12/31/2018	1.20	0	0	0.25%	-4.2%	12/31/2018	1.21	0	0	0.00%	-3.9%
12/31/2017	1.24	0	0	0.50%	19.5%	12/31/2017	1.25	0	0	0.25%	19.8%	12/31/2017	1.26	0	0	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	10.0%
2020	4.3%
2019	0.3%
2018	1.2%
2017	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Life Sciences Fund S Class - 06-CGW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,970	$48,401	875
Receivables: investments sold	29
Payables: investments purchased	-
Net assets	$57,999

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,999	32,419	$1.79
Band 100	-	-	1.82
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	-	-	1.93
Total	$57,999	32,419

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,974
Mortality & expense charges			(695)
Net investment income (loss)			1,279

Gain (loss) on investments:
Net realized gain (loss)			151
Realized gain distributions			3,243
Net change in unrealized appreciation (depreciation)			(1,888)
Net gain (loss)			1,506

Increase (decrease) in net assets from operations			$2,785

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,279	$(127)
Net realized gain (loss)		151	73
Realized gain distributions		3,243	3,470
Net change in unrealized appreciation (depreciation)		(1,888)	6,823

Increase (decrease) in net assets from operations		2,785	10,239

Contract owner transactions:
Proceeds from units sold		1,262	1,193
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1,262	1,193
Net increase (decrease)		4,047	11,432
Net assets, beginning		53,952	42,520
Net assets, ending		$57,999	$53,952

Units sold		728	837
Units redeemed		-	-
Net increase (decrease)		728	837
Units outstanding, beginning		31,691	30,854
Units outstanding, ending		32,419	31,691

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$188,314
Cost of units redeemed/account charges			(171,528)
Net investment income (loss)			379
Net realized gain (loss)			13,445
Realized gain distributions			17,820
Net change in unrealized appreciation (depreciation)			9,569
Net assets			$57,999

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	32	$58	1.25%	5.1%	12/31/2021	$1.82	0	$0	1.00%	5.3%	12/31/2021	$1.84	0	$0	0.75%	5.6%
12/31/2020	1.70	32	54	1.25%	23.5%	12/31/2020	1.72	0	0	1.00%	23.8%	12/31/2020	1.75	0	0	0.75%	24.2%
12/31/2019	1.38	31	43	1.25%	27.1%	12/31/2019	1.39	0	0	1.00%	27.5%	12/31/2019	1.41	0	0	0.75%	27.8%
12/31/2018	1.08	80	86	1.25%	2.7%	12/31/2018	1.09	0	0	1.00%	2.9%	12/31/2018	1.10	0	0	0.75%	3.2%
12/31/2017	1.06	69	72	1.25%	20.6%	12/31/2017	1.06	0	0	1.00%	20.9%	12/31/2017	1.07	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.87	0	$0	0.50%	5.9%	12/31/2021	$1.90	0	$0	0.25%	6.1%	12/31/2021	$1.93	0	$0	0.00%	6.4%
12/31/2020	1.77	0	0	0.50%	24.5%	12/31/2020	1.79	0	0	0.25%	24.8%	12/31/2020	1.81	0	0	0.00%	25.1%
12/31/2019	1.42	0	0	0.50%	28.1%	12/31/2019	1.44	0	0	0.25%	28.4%	12/31/2019	1.45	0	0	0.00%	28.7%
12/31/2018	1.11	0	0	0.50%	3.4%	12/31/2018	1.12	0	0	0.25%	3.7%	12/31/2018	1.13	0	0	0.00%	4.0%
12/31/2017	1.07	0	0	0.50%	21.5%	12/31/2017	1.08	0	0	0.25%	21.9%	12/31/2017	1.08	0	0	0.00%	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.5%
2020	0.9%
2019	0.3%
2018	3.2%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Life Sciences Fund T Class - 06-CGX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,761	$7,740	127
Receivables: investments sold	27
Payables: investments purchased	-
Net assets	$8,788

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,788	4,834	$1.82
Band 100	-	-	1.85
Band 75	-	-	1.87
Band 50	-	-	1.90
Band 25	-	-	1.93
Band 0	-	-	1.96
Total	$8,788	4,834

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$305
Mortality & expense charges			(102)
Net investment income (loss)			203

Gain (loss) on investments:
Net realized gain (loss)			14
Realized gain distributions			471
Net change in unrealized appreciation (depreciation)			(261)
Net gain (loss)			224

Increase (decrease) in net assets from operations			$427

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$203	$(7)
Net realized gain (loss)		14	685
Realized gain distributions		471	466
Net change in unrealized appreciation (depreciation)		(261)	389

Increase (decrease) in net assets from operations		427	1,533

Contract owner transactions:
Proceeds from units sold		825	1,521
Cost of units redeemed		-	(6,316)
Account charges		-	(1)
Increase (decrease)		825	(4,796)
Net increase (decrease)		1,252	(3,263)
Net assets, beginning		7,536	10,799
Net assets, ending		$8,788	$7,536

Units sold		466	1,107
Units redeemed		-	(4,492)
Net increase (decrease)		466	(3,385)
Units outstanding, beginning		4,368	7,753
Units outstanding, ending		4,834	4,368

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$173,609
Cost of units redeemed/account charges			(205,044)
Net investment income (loss)			1,067
Net realized gain (loss)			21,279
Realized gain distributions			16,856
Net change in unrealized appreciation (depreciation)			1,021
Net assets			$8,788

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	5	$9	1.25%	5.4%	12/31/2021	$1.85	0	$0	1.00%	5.6%	12/31/2021	$1.87	0	$0	0.75%	5.9%
12/31/2020	1.73	4	8	1.25%	23.9%	12/31/2020	1.75	0	0	1.00%	24.2%	12/31/2020	1.77	0	0	0.75%	24.5%
12/31/2019	1.39	8	11	1.25%	27.5%	12/31/2019	1.41	0	0	1.00%	27.8%	12/31/2019	1.42	0	0	0.75%	28.1%
12/31/2018	1.09	143	157	1.25%	2.9%	12/31/2018	1.10	0	0	1.00%	3.2%	12/31/2018	1.11	0	0	0.75%	3.4%
12/31/2017	1.06	136	145	1.25%	21.0%	12/31/2017	1.07	0	0	1.00%	21.3%	12/31/2017	1.07	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.90	0	$0	0.50%	6.2%	12/31/2021	$1.93	0	$0	0.25%	6.4%	12/31/2021	$1.96	0	$0	0.00%	6.7%
12/31/2020	1.79	0	0	0.50%	24.8%	12/31/2020	1.82	0	0	0.25%	25.1%	12/31/2020	1.84	0	0	0.00%	25.4%
12/31/2019	1.44	0	0	0.50%	28.5%	12/31/2019	1.45	0	0	0.25%	28.8%	12/31/2019	1.47	0	0	0.00%	29.1%
12/31/2018	1.12	0	0	0.50%	3.7%	12/31/2018	1.13	0	0	0.25%	4.0%	12/31/2018	1.14	0	0	0.00%	4.2%
12/31/2017	1.08	0	0	0.50%	21.9%	12/31/2017	1.08	0	0	0.25%	22.2%	12/31/2017	1.09	0	0	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.7%
2020	0.8%
2019	0.1%
2018	2.9%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Enterprise Fund A Class - 06-CMC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$601,142	$559,166	3,957
Receivables: investments sold	224
Payables: investments purchased	-
Net assets	$601,366

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$601,366	251,507	$2.39
Band 100	-	-	2.42
Band 75	-	-	2.46
Band 50	-	-	2.49
Band 25	-	-	2.53
Band 0	-	-	2.57
Total	$601,366	251,507

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,227
Mortality & expense charges			(7,277)
Net investment income (loss)			(3,050)

Gain (loss) on investments:
Net realized gain (loss)			27,694
Realized gain distributions			78,896
Net change in unrealized appreciation (depreciation)			(21,367)
Net gain (loss)			85,223

Increase (decrease) in net assets from operations			$82,173

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,050)	$(6,596)
Net realized gain (loss)		27,694	257,444
Realized gain distributions		78,896	37,691
Net change in unrealized appreciation (depreciation)		(21,367)	(224,118)

Increase (decrease) in net assets from operations		82,173	64,421

Contract owner transactions:
Proceeds from units sold		150,052	208,763
Cost of units redeemed		(117,116)	(1,220,300)
Account charges		(475)	(543)
Increase (decrease)		32,461	(1,012,080)
Net increase (decrease)		114,634	(947,659)
Net assets, beginning		486,732	1,434,391
Net assets, ending		$601,366	$486,732

Units sold		67,593	118,462
Units redeemed		(51,240)	(703,837)
Net increase (decrease)		16,353	(585,375)
Units outstanding, beginning		235,154	820,529
Units outstanding, ending		251,507	235,154

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,718,577
Cost of units redeemed/account charges			(2,959,775)
Net investment income (loss)			(65,928)
Net realized gain (loss)			569,188
Realized gain distributions			297,328
Net change in unrealized appreciation (depreciation)			41,976
Net assets			$601,366

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.39	252	$601	1.25%	15.5%	12/31/2021	$2.42	0	$0	1.00%	15.8%	12/31/2021	$2.46	0	$0	0.75%	16.1%
12/31/2020	2.07	235	487	1.25%	18.4%	12/31/2020	2.09	0	0	1.00%	18.7%	12/31/2020	2.12	0	0	0.75%	19.0%
12/31/2019	1.75	821	1,434	1.25%	33.1%	12/31/2019	1.76	0	0	1.00%	33.4%	12/31/2019	1.78	0	0	0.75%	33.8%
12/31/2018	1.31	998	1,311	1.25%	-2.5%	12/31/2018	1.32	0	0	1.00%	-2.3%	12/31/2018	1.33	0	0	0.75%	-2.0%
12/31/2017	1.35	1,191	1,604	1.25%	24.5%	12/31/2017	1.35	0	0	1.00%	24.8%	12/31/2017	1.36	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.49	0	$0	0.50%	16.4%	12/31/2021	$2.53	0	$0	0.25%	16.7%	12/31/2021	$2.57	0	$0	0.00%	17.0%
12/31/2020	2.14	0	0	0.50%	19.3%	12/31/2020	2.17	0	0	0.25%	19.6%	12/31/2020	2.19	0	0	0.00%	19.9%
12/31/2019	1.80	0	0	0.50%	34.1%	12/31/2019	1.81	0	0	0.25%	34.5%	12/31/2019	1.83	0	0	0.00%	34.8%
12/31/2018	1.34	0	0	0.50%	-1.8%	12/31/2018	1.35	0	0	0.25%	-1.5%	12/31/2018	1.36	0	0	0.00%	-1.3%
12/31/2017	1.36	0	0	0.50%	25.4%	12/31/2017	1.37	0	0	0.25%	25.8%	12/31/2017	1.37	0	0	0.00%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.0%
2019	0.1%
2018	0.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Enterprise Fund S Class - 06-CMF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$779,110	$634,192	5,177
Receivables: investments sold	1,135
Payables: investments purchased	-
Net assets	$780,245

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$780,245	327,071	$2.39
Band 100	-	-	2.42
Band 75	-	-	2.45
Band 50	-	-	2.49
Band 25	-	-	2.52
Band 0	-	-	2.56
Total	$780,245	327,071

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,525
Mortality & expense charges			(9,446)
Net investment income (loss)			(3,921)

Gain (loss) on investments:
Net realized gain (loss)			22,821
Realized gain distributions			103,122
Net change in unrealized appreciation (depreciation)			(13,917)
Net gain (loss)			112,026

Increase (decrease) in net assets from operations			$108,105

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,921)	$(7,746)
Net realized gain (loss)		22,821	16,516
Realized gain distributions		103,122	55,402
Net change in unrealized appreciation (depreciation)		(13,917)	32,971

Increase (decrease) in net assets from operations		108,105	97,143

Contract owner transactions:
Proceeds from units sold		32,852	89,595
Cost of units redeemed		(70,956)	(133,382)
Account charges		(188)	(166)
Increase (decrease)		(38,292)	(43,953)
Net increase (decrease)		69,813	53,190
Net assets, beginning		710,432	657,242
Net assets, ending		$780,245	$710,432

Units sold		14,618	51,850
Units redeemed		(31,415)	(84,505)
Net increase (decrease)		(16,797)	(32,655)
Units outstanding, beginning		343,868	376,523
Units outstanding, ending		327,071	343,868

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$950,748
Cost of units redeemed/account charges			(634,370)
Net investment income (loss)			(32,000)
Net realized gain (loss)			121,105
Realized gain distributions			229,844
Net change in unrealized appreciation (depreciation)			144,918
Net assets			$780,245

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.39	327	$780	1.25%	15.5%	12/31/2021	$2.42	0	$0	1.00%	15.8%	12/31/2021	$2.45	0	$0	0.75%	16.0%
12/31/2020	2.07	344	710	1.25%	18.4%	12/31/2020	2.09	0	0	1.00%	18.7%	12/31/2020	2.11	0	0	0.75%	19.0%
12/31/2019	1.75	377	657	1.25%	33.0%	12/31/2019	1.76	0	0	1.00%	33.4%	12/31/2019	1.78	0	0	0.75%	33.7%
12/31/2018	1.31	424	556	1.25%	-2.5%	12/31/2018	1.32	0	0	1.00%	-2.3%	12/31/2018	1.33	0	0	0.75%	-2.0%
12/31/2017	1.35	380	512	1.25%	24.5%	12/31/2017	1.35	0	0	1.00%	24.8%	12/31/2017	1.36	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.49	0	$0	0.50%	16.3%	12/31/2021	$2.52	0	$0	0.25%	16.6%	12/31/2021	$2.56	0	$0	0.00%	16.9%
12/31/2020	2.14	0	0	0.50%	19.2%	12/31/2020	2.16	0	0	0.25%	19.5%	12/31/2020	2.19	0	0	0.00%	19.8%
12/31/2019	1.79	0	0	0.50%	34.0%	12/31/2019	1.81	0	0	0.25%	34.4%	12/31/2019	1.83	0	0	0.00%	34.7%
12/31/2018	1.34	0	0	0.50%	-1.8%	12/31/2018	1.35	0	0	0.25%	-1.5%	12/31/2018	1.36	0	0	0.00%	-1.3%
12/31/2017	1.36	0	0	0.50%	25.4%	12/31/2017	1.37	0	0	0.25%	25.7%	12/31/2017	1.37	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.0%
2019	0.1%
2018	0.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Balanced Fund N Class - 06-CYC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,323,568	$15,724,212	376,252
Receivables: investments sold	-
Payables: investments purchased	(38,523)
Net assets	$17,285,045

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,285,045	9,388,734	$1.84
Band 100	-	-	1.86
Band 75	-	-	1.89
Band 50	-	-	1.91
Band 25	-	-	1.94
Band 0	-	-	1.96
Total	$17,285,045	9,388,734

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$197,512
Mortality & expense charges			(162,249)
Net investment income (loss)			35,263

Gain (loss) on investments:
Net realized gain (loss)			374,232
Realized gain distributions			547,655
Net change in unrealized appreciation (depreciation)			963,727
Net gain (loss)			1,885,614

Increase (decrease) in net assets from operations			$1,920,877

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$35,263	$20,515
Net realized gain (loss)		374,232	163,568
Realized gain distributions		547,655	60,329
Net change in unrealized appreciation (depreciation)		963,727	459,207

Increase (decrease) in net assets from operations		1,920,877	703,619

Contract owner transactions:
Proceeds from units sold		12,409,767	3,333,536
Cost of units redeemed		(2,325,585)	(2,451,586)
Account charges		(9,196)	(8,991)
Increase (decrease)		10,074,986	872,959
Net increase (decrease)		11,995,863	1,576,578
Net assets, beginning		5,289,182	3,712,604
Net assets, ending		$17,285,045	$5,289,182

Units sold		7,450,399	2,439,195
Units redeemed		(1,390,384)	(1,752,184)
Net increase (decrease)		6,060,015	687,011
Units outstanding, beginning		3,328,719	2,641,708
Units outstanding, ending		9,388,734	3,328,719

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$22,695,285
Cost of units redeemed/account charges			(8,525,608)
Net investment income (loss)			109,138
Net realized gain (loss)			621,118
Realized gain distributions			785,756
Net change in unrealized appreciation (depreciation)			1,599,356
Net assets			$17,285,045

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.84	9,389	$17,285	1.25%	15.9%	12/31/2021	$1.86	0	$0	1.00%	16.2%	12/31/2021	$1.89	0	$0	0.75%	16.4%
12/31/2020	1.59	3,329	5,289	1.25%	13.1%	12/31/2020	1.61	0	0	1.00%	13.3%	12/31/2020	1.62	0	0	0.75%	13.6%
12/31/2019	1.41	2,642	3,713	1.25%	21.1%	12/31/2019	1.42	0	0	1.00%	21.4%	12/31/2019	1.43	0	0	0.75%	21.7%
12/31/2018	1.16	2,503	2,904	1.25%	-0.5%	12/31/2018	1.17	0	0	1.00%	-0.2%	12/31/2018	1.17	0	0	0.75%	0.0%
12/31/2017	1.17	125	145	1.25%	17.2%	12/31/2017	1.17	0	0	1.00%	17.5%	12/31/2017	1.17	0	0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.91	0	$0	0.50%	16.7%	12/31/2021	$1.94	0	$0	0.25%	17.0%	12/31/2021	$1.96	0	$0	0.00%	17.3%
12/31/2020	1.64	0	0	0.50%	13.9%	12/31/2020	1.65	0	0	0.25%	14.2%	12/31/2020	1.67	0	0	0.00%	14.5%
12/31/2019	1.44	0	0	0.50%	22.1%	12/31/2019	1.45	0	0	0.25%	22.4%	12/31/2019	1.46	0	0	0.00%	22.7%
12/31/2018	1.18	0	0	0.50%	0.3%	12/31/2018	1.18	0	0	0.25%	0.5%	12/31/2018	1.19	0	0	0.00%	0.8%
12/31/2017	1.18	0	0	0.50%	18.1%	12/31/2017	1.18	0	0	0.25%	18.4%	12/31/2017	1.18	0	0	0.00%	18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	1.7%
2019	2.2%
2018	2.0%
2017	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Enterprise Fund N Class - 06-CYF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$559,072	$517,127	3,508
Receivables: investments sold	692
Payables: investments purchased	-
Net assets	$559,764

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$559,764	252,063	$2.22
Band 100	-	-	2.25
Band 75	-	-	2.28
Band 50	-	-	2.31
Band 25	-	-	2.34
Band 0	-	-	2.37
Total	$559,764	252,063

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,927
Mortality & expense charges			(6,376)
Net investment income (loss)			(449)

Gain (loss) on investments:
Net realized gain (loss)			41,101
Realized gain distributions			69,902
Net change in unrealized appreciation (depreciation)			(35,650)
Net gain (loss)			75,353

Increase (decrease) in net assets from operations			$74,904

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(449)	$(2,069)
Net realized gain (loss)		41,101	1,727
Realized gain distributions		69,902	32,731
Net change in unrealized appreciation (depreciation)		(35,650)	56,272

Increase (decrease) in net assets from operations		74,904	88,661

Contract owner transactions:
Proceeds from units sold		212,255	193,210
Cost of units redeemed		(167,208)	(31,277)
Account charges		(20)	(54)
Increase (decrease)		45,027	161,879
Net increase (decrease)		119,931	250,540
Net assets, beginning		439,833	189,293
Net assets, ending		$559,764	$439,833

Units sold		102,787	133,802
Units redeemed		(80,548)	(21,630)
Net increase (decrease)		22,239	112,172
Units outstanding, beginning		229,824	117,652
Units outstanding, ending		252,063	229,824

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,014,339
Cost of units redeemed/account charges			(1,918,419)
Net investment income (loss)			(12,009)
Net realized gain (loss)			246,781
Realized gain distributions			187,127
Net change in unrealized appreciation (depreciation)			41,945
Net assets			$559,764

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.22	252	$560	1.25%	16.0%	12/31/2021	$2.25	0	$0	1.00%	16.3%	12/31/2021	$2.28	0	$0	0.75%	16.6%
12/31/2020	1.91	230	440	1.25%	18.9%	12/31/2020	1.93	0	0	1.00%	19.2%	12/31/2020	1.95	0	0	0.75%	19.5%
12/31/2019	1.61	118	189	1.25%	33.7%	12/31/2019	1.62	0	0	1.00%	34.1%	12/31/2019	1.63	0	0	0.75%	34.4%
12/31/2018	1.20	1,111	1,336	1.25%	-2.1%	12/31/2018	1.21	0	0	1.00%	-1.8%	12/31/2018	1.22	0	0	0.75%	-1.6%
12/31/2017	1.23	33	40	1.25%	25.1%	12/31/2017	1.23	0	0	1.00%	25.4%	12/31/2017	1.23	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.31	0	$0	0.50%	16.9%	12/31/2021	$2.34	0	$0	0.25%	17.2%	12/31/2021	$2.37	0	$0	0.00%	17.5%
12/31/2020	1.97	0	0	0.50%	19.8%	12/31/2020	1.99	0	0	0.25%	20.1%	12/31/2020	2.01	0	0	0.00%	20.4%
12/31/2019	1.65	0	0	0.50%	34.7%	12/31/2019	1.66	0	0	0.25%	35.1%	12/31/2019	1.67	0	0	0.00%	35.4%
12/31/2018	1.22	0	0	0.50%	-1.3%	12/31/2018	1.23	0	0	0.25%	-1.1%	12/31/2018	1.23	0	0	0.00%	-0.8%
12/31/2017	1.24	0	0	0.50%	26.0%	12/31/2017	1.24	0	0	0.25%	26.3%	12/31/2017	1.24	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	0.5%
2019	0.1%
2018	0.7%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Flexible Bond Fund N Class - 06-CYG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,240,906	$6,043,530	573,093
Receivables: investments sold	108,968
Payables: investments purchased	-
Net assets	$6,349,874

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,349,874	5,441,782	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$6,349,874	5,441,782

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$112,454
Mortality & expense charges			(66,745)
Net investment income (loss)			45,709

Gain (loss) on investments:
Net realized gain (loss)			28,045
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(169,835)
Net gain (loss)			(141,790)

Increase (decrease) in net assets from operations			$(96,081)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45,709	$66,392
Net realized gain (loss)		28,045	49,543
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(169,835)	305,055

Increase (decrease) in net assets from operations		(96,081)	420,990

Contract owner transactions:
Proceeds from units sold		1,982,762	1,385,015
Cost of units redeemed		(637,434)	(1,035,713)
Account charges		(685)	(723)
Increase (decrease)		1,344,643	348,579
Net increase (decrease)		1,248,562	769,569
Net assets, beginning		5,101,312	4,331,743
Net assets, ending		$6,349,874	$5,101,312

Units sold		1,700,920	1,211,246
Units redeemed		(545,440)	(914,275)
Net increase (decrease)		1,155,480	296,971
Units outstanding, beginning		4,286,302	3,989,331
Units outstanding, ending		5,441,782	4,286,302

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,915,912
Cost of units redeemed/account charges			(3,994,189)
Net investment income (loss)			166,125
Net realized gain (loss)			64,650
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			197,376
Net assets			$6,349,874

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	5,442	$6,350	1.25%	-2.0%	12/31/2021	$1.18	0	$0	1.00%	-1.7%	12/31/2021	$1.20	0	$0	0.75%	-1.5%
12/31/2020	1.19	4,286	5,101	1.25%	9.6%	12/31/2020	1.20	0	0	1.00%	9.9%	12/31/2020	1.21	0	0	0.75%	10.2%
12/31/2019	1.09	3,989	4,332	1.25%	8.3%	12/31/2019	1.09	0	0	1.00%	8.6%	12/31/2019	1.10	0	0	0.75%	8.9%
12/31/2018	1.00	616	618	1.25%	-2.1%	12/31/2018	1.01	0	0	1.00%	-1.9%	12/31/2018	1.01	0	0	0.75%	-1.7%
12/31/2017	1.02	6	7	1.25%	2.5%	12/31/2017	1.03	0	0	1.00%	2.8%	12/31/2017	1.03	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	0.50%	-1.2%	12/31/2021	$1.23	0	$0	0.25%	-1.0%	12/31/2021	$1.24	0	$0	0.00%	-0.7%
12/31/2020	1.23	0	0	0.50%	10.4%	12/31/2020	1.24	0	0	0.25%	10.7%	12/31/2020	1.25	0	0	0.00%	11.0%
12/31/2019	1.11	0	0	0.50%	9.1%	12/31/2019	1.12	0	0	0.25%	9.4%	12/31/2019	1.13	0	0	0.00%	9.7%
12/31/2018	1.02	0	0	0.50%	-1.4%	12/31/2018	1.02	0	0	0.25%	-1.2%	12/31/2018	1.03	0	0	0.00%	-0.9%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.04	0	0	0.25%	3.6%	12/31/2017	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	2.7%
2019	2.9%
2018	6.4%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Triton Fund N Class - 06-CYH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,122,937	$12,595,171	380,210
Receivables: investments sold	47,550
Payables: investments purchased	-
Net assets	$13,170,487

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,608,143	5,397,200	$1.97
Band 100	-	-	1.99
Band 75	-	-	2.02
Band 50	-	-	2.04
Band 25	-	-	2.07
Band 0	2,562,344	1,223,740	2.09
Total	$13,170,487	6,620,940

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$260,408
Mortality & expense charges			(137,988)
Net investment income (loss)			122,420

Gain (loss) on investments:
Net realized gain (loss)			1,430,608
Realized gain distributions			1,915,895
Net change in unrealized appreciation (depreciation)			(2,678,499)
Net gain (loss)			668,004

Increase (decrease) in net assets from operations			$790,424

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$122,420	$(77,747)
Net realized gain (loss)		1,430,608	29,076
Realized gain distributions		1,915,895	512,897
Net change in unrealized appreciation (depreciation)		(2,678,499)	2,509,611

Increase (decrease) in net assets from operations		790,424	2,973,837

Contract owner transactions:
Proceeds from units sold		3,623,743	3,897,247
Cost of units redeemed		(4,945,869)	(3,597,148)
Account charges		(8,305)	(9,992)
Increase (decrease)		(1,330,431)	290,107
Net increase (decrease)		(540,007)	3,263,944
Net assets, beginning		13,710,494	10,446,550
Net assets, ending		$13,170,487	$13,710,494

Units sold		2,311,807	2,912,876
Units redeemed		(3,003,800)	(2,684,065)
Net increase (decrease)		(691,993)	228,811
Units outstanding, beginning		7,312,933	7,084,122
Units outstanding, ending		6,620,940	7,312,933

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$21,141,409
Cost of units redeemed/account charges			(13,390,238)
Net investment income (loss)			36,449
Net realized gain (loss)			1,594,257
Realized gain distributions			3,260,844
Net change in unrealized appreciation (depreciation)			527,766
Net assets			$13,170,487

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	5,397	$10,608	1.25%	5.9%	12/31/2021	$1.99	0	$0	1.00%	6.1%	12/31/2021	$2.02	0	$0	0.75%	6.4%
12/31/2020	1.86	5,915	10,980	1.25%	27.1%	12/31/2020	1.88	0	0	1.00%	27.4%	12/31/2020	1.89	0	0	0.75%	27.7%
12/31/2019	1.46	5,378	7,857	1.25%	27.0%	12/31/2019	1.47	0	0	1.00%	27.3%	12/31/2019	1.48	0	0	0.75%	27.6%
12/31/2018	1.15	4,380	5,038	1.25%	-6.2%	12/31/2018	1.16	0	0	1.00%	-6.0%	12/31/2018	1.16	0	0	0.75%	-5.8%
12/31/2017	1.23	183	224	1.25%	25.7%	12/31/2017	1.23	0	0	1.00%	26.0%	12/31/2017	1.23	0	0	0.75%	26.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.04	0	$0	0.50%	6.7%	12/31/2021	$2.07	0	$0	0.25%	6.9%	12/31/2021	$2.09	1,224	$2,562	0.00%	7.2%
12/31/2020	1.91	0	0	0.50%	28.0%	12/31/2020	1.93	0	0	0.25%	28.3%	12/31/2020	1.95	1,398	2,730	0.00%	28.7%
12/31/2019	1.49	0	0	0.50%	28.0%	12/31/2019	1.51	0	0	0.25%	28.3%	12/31/2019	1.52	1,706	2,590	0.00%	28.6%
12/31/2018	1.17	0	0	0.50%	-5.5%	12/31/2018	1.17	0	0	0.25%	-5.3%	12/31/2018	1.18	1,836	2,167	0.00%	-5.0%
12/31/2017	1.24	0	0	0.50%	26.6%	12/31/2017	1.24	0	0	0.25%	26.9%	12/31/2017	1.24	1,766	2,195	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	0.2%
2019	0.0%
2018	1.9%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Small Cap Value Fund N Class - 06-FCH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,563,142	$2,909,508	139,908
Receivables: investments sold	12,916
Payables: investments purchased	-
Net assets	$3,576,058

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,576,058	2,685,061	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$3,576,058	2,685,061

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$31,596
Mortality & expense charges			(44,774)
Net investment income (loss)			(13,178)

Gain (loss) on investments:
Net realized gain (loss)			357,301
Realized gain distributions			35,608
Net change in unrealized appreciation (depreciation)			222,690
Net gain (loss)			615,599

Increase (decrease) in net assets from operations			$602,421

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,178)	$10,826
Net realized gain (loss)		357,301	(47,113)
Realized gain distributions		35,608	-
Net change in unrealized appreciation (depreciation)		222,690	363,135

Increase (decrease) in net assets from operations		602,421	326,848

Contract owner transactions:
Proceeds from units sold		1,805,964	2,376,374
Cost of units redeemed		(1,805,211)	(625,132)
Account charges		(2,603)	(3,215)
Increase (decrease)		(1,850)	1,748,027
Net increase (decrease)		600,571	2,074,875
Net assets, beginning		2,975,487	900,612
Net assets, ending		$3,576,058	$2,975,487

Units sold		1,466,821	2,650,703
Units redeemed		(1,492,401)	(697,105)
Net increase (decrease)		(25,580)	1,953,598
Units outstanding, beginning		2,710,641	757,043
Units outstanding, ending		2,685,061	2,710,641

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,258,578
Cost of units redeemed/account charges			(2,689,502)
Net investment income (loss)			393
Net realized gain (loss)			304,250
Realized gain distributions			48,705
Net change in unrealized appreciation (depreciation)			653,634
Net assets			$3,576,058

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	2,685	$3,576	1.25%	21.3%	12/31/2021	$1.35	0	$0	1.00%	21.6%	12/31/2021	$1.37	0	$0	0.75%	21.9%
12/31/2020	1.10	2,711	2,975	1.25%	-7.7%	12/31/2020	1.11	0	0	1.00%	-7.5%	12/31/2020	1.12	0	0	0.75%	-7.3%
12/31/2019	1.19	757	901	1.25%	24.7%	12/31/2019	1.20	0	0	1.00%	25.1%	12/31/2019	1.21	0	0	0.75%	25.4%
12/31/2018	0.95	179	171	1.25%	-14.1%	12/31/2018	0.96	0	0	1.00%	-13.8%	12/31/2018	0.96	0	0	0.75%	-13.6%
12/31/2017	1.11	19	21	1.25%	11.5%	12/31/2017	1.11	0	0	1.00%	11.8%	12/31/2017	1.12	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	0.50%	22.2%	12/31/2021	$1.40	0	$0	0.25%	22.5%	12/31/2021	$1.42	0	$0	0.00%	22.9%
12/31/2020	1.13	0	0	0.50%	-7.0%	12/31/2020	1.14	0	0	0.25%	-6.8%	12/31/2020	1.15	0	0	0.00%	-6.6%
12/31/2019	1.22	0	0	0.50%	25.7%	12/31/2019	1.23	0	0	0.25%	26.0%	12/31/2019	1.24	0	0	0.00%	26.3%
12/31/2018	0.97	0	0	0.50%	-13.4%	12/31/2018	0.97	0	0	0.25%	-13.2%	12/31/2018	0.98	0	0	0.00%	-13.0%
12/31/2017	1.12	0	0	0.50%	12.3%	12/31/2017	1.12	0	0	0.25%	12.6%	12/31/2017	1.12	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.9%
2019	1.9%
2018	0.7%
2017	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Equity Income Fund A Class - 06-GMH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$84,144	$85,560	12,124
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$84,144

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$84,144	74,955	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$84,144	74,955

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,466
Mortality & expense charges			(650)
Net investment income (loss)			3,816

Gain (loss) on investments:
Net realized gain (loss)			(9)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,416)
Net gain (loss)			(1,425)

Increase (decrease) in net assets from operations			$2,391

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,816	$-
Net realized gain (loss)		(9)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,416)	-

Increase (decrease) in net assets from operations		2,391	-

Contract owner transactions:
Proceeds from units sold		81,786	-
Cost of units redeemed		-	-
Account charges		(33)	-
Increase (decrease)		81,753	-
Net increase (decrease)		84,144	-
Net assets, beginning		-	-
Net assets, ending		$84,144	$-

Units sold		74,986	-
Units redeemed		(31)	-
Net increase (decrease)		74,955	-
Units outstanding, beginning		-	-
Units outstanding, ending		74,955	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$81,786
Cost of units redeemed/account charges			(33)
Net investment income (loss)			3,816
Net realized gain (loss)			(9)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,416)
Net assets			$84,144

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	75	$84	1.25%	11.1%	12/31/2021	$1.13	0	$0	1.00%	11.4%	12/31/2021	$1.15	0	$0	0.75%	11.6%
12/31/2020	1.01	0	0	1.25%	0.4%	12/31/2020	1.02	0	0	1.00%	0.6%	12/31/2020	1.03	0	0	0.75%	0.9%
12/31/2019	1.01	0	0	1.25%	19.3%	12/31/2019	1.01	0	0	1.00%	19.6%	12/31/2019	1.02	0	0	0.75%	19.9%
12/31/2018	0.84	0	0	1.25%	-16.9%	12/31/2018	0.85	0	0	1.00%	-16.7%	12/31/2018	0.85	0	0	0.75%	-16.5%
12/31/2017	1.02	0	0	1.25%	1.5%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	0.50%	11.9%	12/31/2021	$1.17	0	$0	0.25%	12.2%	12/31/2021	$1.18	0	$0	0.00%	12.5%
12/31/2020	1.03	0	0	0.50%	1.1%	12/31/2020	1.04	0	0	0.25%	1.4%	12/31/2020	1.05	0	0	0.00%	1.6%
12/31/2019	1.02	0	0	0.50%	20.2%	12/31/2019	1.03	0	0	0.25%	20.5%	12/31/2019	1.03	0	0	0.00%	20.8%
12/31/2018	0.85	0	0	0.50%	-16.3%	12/31/2018	0.85	0	0	0.25%	-16.1%	12/31/2018	0.85	0	0	0.00%	-15.9%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.6%	12/31/2017	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	10.6%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Equity Income Fund N Class - 06-GMJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,652,716	$1,571,425	233,961
Receivables: investments sold	-
Payables: investments purchased	(26,684)
Net assets	$1,626,032

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,626,032	1,426,688	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$1,626,032	1,426,688

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$109,460
Mortality & expense charges			(18,434)
Net investment income (loss)			91,026

Gain (loss) on investments:
Net realized gain (loss)			33,385
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			24,981
Net gain (loss)			58,366

Increase (decrease) in net assets from operations			$149,392

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$91,026	$48,457
Net realized gain (loss)		33,385	(6,265)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		24,981	32,529

Increase (decrease) in net assets from operations		149,392	74,721

Contract owner transactions:
Proceeds from units sold		681,509	733,965
Cost of units redeemed		(496,388)	(106,504)
Account charges		(7,096)	(3,446)
Increase (decrease)		178,025	624,015
Net increase (decrease)		327,417	698,736
Net assets, beginning		1,298,615	599,879
Net assets, ending		$1,626,032	$1,298,615

Units sold		622,182	800,000
Units redeemed		(467,490)	(118,599)
Net increase (decrease)		154,692	681,401
Units outstanding, beginning		1,271,996	590,595
Units outstanding, ending		1,426,688	1,271,996

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,991,164
Cost of units redeemed/account charges			(629,902)
Net investment income (loss)			156,176
Net realized gain (loss)			27,303
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			81,291
Net assets			$1,626,032

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	1,427	$1,626	1.25%	11.6%	12/31/2021	$1.15	0	$0	1.00%	11.9%	12/31/2021	$1.16	0	$0	0.75%	12.2%
12/31/2020	1.02	1,272	1,299	1.25%	0.5%	12/31/2020	1.03	0	0	1.00%	0.8%	12/31/2020	1.04	0	0	0.75%	1.0%
12/31/2019	1.02	591	600	1.25%	19.9%	12/31/2019	1.02	0	0	1.00%	20.2%	12/31/2019	1.03	0	0	0.75%	20.5%
12/31/2018	0.85	159	135	1.25%	-16.7%	12/31/2018	0.85	0	0	1.00%	-16.5%	12/31/2018	0.85	0	0	0.75%	-16.3%
12/31/2017	1.02	0	0	1.25%	1.6%	12/31/2017	1.02	0	0	1.00%	1.7%	12/31/2017	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	0.50%	12.5%	12/31/2021	$1.19	0	$0	0.25%	12.8%	12/31/2021	$1.20	0	$0	0.00%	13.0%
12/31/2020	1.04	0	0	0.50%	1.3%	12/31/2020	1.05	0	0	0.25%	1.5%	12/31/2020	1.06	0	0	0.00%	1.8%
12/31/2019	1.03	0	0	0.50%	20.8%	12/31/2019	1.04	0	0	0.25%	21.1%	12/31/2019	1.04	0	0	0.00%	21.4%
12/31/2018	0.85	0	0	0.50%	-16.0%	12/31/2018	0.86	0	0	0.25%	-15.8%	12/31/2018	0.86	0	0	0.00%	-15.6%
12/31/2017	1.02	0	0	0.50%	1.7%	12/31/2017	1.02	0	0	0.25%	1.7%	12/31/2017	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.5%
2020	6.0%
2019	4.8%
2018	3.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Equity Income Fund S Class - 06-GMK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,275	$11,191	1,641
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$11,296

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,296	10,124	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$11,296	10,124

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,848
Mortality & expense charges			(127)
Net investment income (loss)			2,721

Gain (loss) on investments:
Net realized gain (loss)			8,156
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(507)
Net gain (loss)			7,649

Increase (decrease) in net assets from operations			$10,370

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,721	$1,706
Net realized gain (loss)		8,156	(6)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(507)	(404)

Increase (decrease) in net assets from operations		10,370	1,296

Contract owner transactions:
Proceeds from units sold		135,853	8,759
Cost of units redeemed		(164,281)	(233)
Account charges		(36)	(28)
Increase (decrease)		(28,464)	8,498
Net increase (decrease)		(18,094)	9,794
Net assets, beginning		29,390	19,596
Net assets, ending		$11,296	$29,390

Units sold		125,798	9,553
Units redeemed		(144,196)	(253)
Net increase (decrease)		(18,398)	9,300
Units outstanding, beginning		28,522	19,222
Units outstanding, ending		10,124	28,522

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$202,307
Cost of units redeemed/account charges			(203,866)
Net investment income (loss)			8,042
Net realized gain (loss)			4,729
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			84
Net assets			$11,296

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	10	$11	1.25%	11.1%	12/31/2021	$1.13	0	$0	1.00%	11.4%	12/31/2021	$1.14	0	$0	0.75%	11.7%
12/31/2020	1.00	9	9	1.25%	0.0%	12/31/2020	1.01	0	0	1.00%	0.2%	12/31/2020	1.02	0	0	0.75%	0.5%
12/31/2019	1.00	8	8	1.25%	19.3%	12/31/2019	1.01	0	0	1.00%	19.6%	12/31/2019	1.01	0	0	0.75%	19.9%
12/31/2018	0.84	0	0	1.25%	-17.1%	12/31/2018	0.84	0	0	1.00%	-16.9%	12/31/2018	0.85	0	0	0.75%	-16.7%
12/31/2017	1.02	0	0	1.25%	1.6%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	0.50%	12.0%	12/31/2021	$1.16	0	$0	0.25%	12.3%	12/31/2021	$1.17	0	$0	0.00%	12.5%
12/31/2020	1.03	0	0	0.50%	0.7%	12/31/2020	1.03	0	0	0.25%	1.0%	12/31/2020	1.04	19	20	0.00%	1.2%
12/31/2019	1.02	0	0	0.50%	20.2%	12/31/2019	1.03	0	0	0.25%	20.5%	12/31/2019	1.03	11	12	0.00%	20.8%
12/31/2018	0.85	0	0	0.50%	-16.5%	12/31/2018	0.85	0	0	0.25%	-16.2%	12/31/2018	0.85	42	36	0.00%	-16.0%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.6%	12/31/2017	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	14.0%
2020	7.4%
2019	8.9%
2018	6.6%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Technology Fund N Class - 06-3CM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,476,445	$3,855,876	64,060
Receivables: investments sold	14,832
Payables: investments purchased	-
Net assets	$3,491,277

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,491,277	1,557,130	$2.24
Band 100	-	-	2.26
Band 75	-	-	2.28
Band 50	-	-	2.30
Band 25	-	-	2.32
Band 0	-	-	2.35
Total	$3,491,277	1,557,130

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$17,029
Mortality & expense charges			(12,923)
Net investment income (loss)			4,106

Gain (loss) on investments:
Net realized gain (loss)			84,159
Realized gain distributions			463,299
Net change in unrealized appreciation (depreciation)			(429,378)
Net gain (loss)			118,080

Increase (decrease) in net assets from operations			$122,186

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,106	$(2,094)
Net realized gain (loss)		84,159	18,142
Realized gain distributions		463,299	20,667
Net change in unrealized appreciation (depreciation)		(429,378)	49,766

Increase (decrease) in net assets from operations		122,186	86,481

Contract owner transactions:
Proceeds from units sold		3,402,306	128,313
Cost of units redeemed		(281,063)	(140,968)
Account charges		(966)	(687)
Increase (decrease)		3,120,277	(13,342)
Net increase (decrease)		3,242,463	73,139
Net assets, beginning		248,814	175,675
Net assets, ending		$3,491,277	$248,814

Units sold		1,554,039	87,959
Units redeemed		(126,134)	(95,013)
Net increase (decrease)		1,427,905	(7,054)
Units outstanding, beginning		129,225	136,279
Units outstanding, ending		1,557,130	129,225

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,706,316
Cost of units redeemed/account charges			(423,839)
Net investment income (loss)			1,964
Net realized gain (loss)			102,301
Realized gain distributions			483,966
Net change in unrealized appreciation (depreciation)			(379,431)
Net assets			$3,491,277

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.24	1,557	$3,491	1.25%	16.4%	12/31/2021	$2.26	0	$0	1.00%	16.7%	12/31/2021	$2.28	0	$0	0.75%	17.0%
12/31/2020	1.93	129	249	1.25%	49.4%	12/31/2020	1.94	0	0	1.00%	49.7%	12/31/2020	1.95	0	0	0.75%	50.1%
12/31/2019	1.29	136	176	1.25%	43.6%	12/31/2019	1.29	0	0	1.00%	43.9%	12/31/2019	1.30	0	0	0.75%	44.3%
12/31/2018	0.90	0	0	1.25%	-10.2%	12/31/2018	0.90	0	0	1.00%	-10.1%	12/31/2018	0.90	0	0	0.75%	-9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.30	0	$0	0.50%	17.3%	12/31/2021	$2.32	0	$0	0.25%	17.6%	12/31/2021	$2.35	0	$0	0.00%	17.9%
12/31/2020	1.96	0	0	0.50%	50.5%	12/31/2020	1.98	0	0	0.25%	50.9%	12/31/2020	1.99	0	0	0.00%	51.2%
12/31/2019	1.30	0	0	0.50%	44.6%	12/31/2019	1.31	0	0	0.25%	45.0%	12/31/2019	1.32	0	0	0.00%	45.4%
12/31/2018	0.90	0	0	0.50%	-9.8%	12/31/2018	0.90	0	0	0.25%	-9.6%	12/31/2018	0.90	0	0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Multi-Sector Income Fund N Class - 06-3GW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,392	$41,356	4,168
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$41,391

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,391	35,907	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$41,391	35,907

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,600
Mortality & expense charges			(486)
Net investment income (loss)			1,114

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			73
Net change in unrealized appreciation (depreciation)			(435)
Net gain (loss)			(362)

Increase (decrease) in net assets from operations			$752

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,114	$241
Net realized gain (loss)		-	-
Realized gain distributions		73	-
Net change in unrealized appreciation (depreciation)		(435)	471

Increase (decrease) in net assets from operations		752	712

Contract owner transactions:
Proceeds from units sold		3,727	36,338
Cost of units redeemed		-	-
Account charges		(113)	(25)
Increase (decrease)		3,614	36,313
Net increase (decrease)		4,366	37,025
Net assets, beginning		37,025	-
Net assets, ending		$41,391	$37,025

Units sold		3,289	32,738
Units redeemed		(98)	(22)
Net increase (decrease)		3,191	32,716
Units outstanding, beginning		32,716	-
Units outstanding, ending		35,907	32,716

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$40,065
Cost of units redeemed/account charges			(138)
Net investment income (loss)			1,355
Net realized gain (loss)			-
Realized gain distributions			73
Net change in unrealized appreciation (depreciation)			36
Net assets			$41,391

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	36	$41	1.25%	1.9%	12/31/2021	$1.16	0	$0	1.00%	2.1%	12/31/2021	$1.17	0	$0	0.75%	2.4%
12/31/2020	1.13	33	37	1.25%	4.3%	12/31/2020	1.14	0	0	1.00%	4.5%	12/31/2020	1.15	0	0	0.75%	4.8%
12/31/2019	1.09	0	0	1.25%	9.4%	12/31/2019	1.09	0	0	1.00%	9.7%	12/31/2019	1.09	0	0	0.75%	9.9%
12/31/2018	0.99	0	0	1.25%	-0.8%	12/31/2018	0.99	0	0	1.00%	-0.7%	12/31/2018	0.99	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	0	$0	0.50%	2.6%	12/31/2021	$1.19	0	$0	0.25%	2.9%	12/31/2021	$1.20	0	$0	0.00%	3.1%
12/31/2020	1.15	0	0	0.50%	5.1%	12/31/2020	1.16	0	0	0.25%	5.3%	12/31/2020	1.17	0	0	0.00%	5.6%
12/31/2019	1.10	0	0	0.50%	10.2%	12/31/2019	1.10	0	0	0.25%	10.5%	12/31/2019	1.10	0	0	0.00%	10.8%
12/31/2018	1.00	0	0	0.50%	-0.5%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.1%
2020	1.7%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Venture Fund N Class - 06-3P3

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$325,785	$320,586	3,267
Receivables: investments sold	101
Payables: investments purchased	-
Net assets	$325,886

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$325,886	201,840	$1.61
Band 100	-	-	1.63
Band 75	-	-	1.64
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.68
Total	$325,886	201,840

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,612
Mortality & expense charges			(9,675)
Net investment income (loss)			(2,063)

Gain (loss) on investments:
Net realized gain (loss)			223,225
Realized gain distributions			27,941
Net change in unrealized appreciation (depreciation)			(168,323)
Net gain (loss)			82,843

Increase (decrease) in net assets from operations			$80,780

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,063)	$(6,863)
Net realized gain (loss)		223,225	18,831
Realized gain distributions		27,941	37,633
Net change in unrealized appreciation (depreciation)		(168,323)	181,437

Increase (decrease) in net assets from operations		80,780	231,038

Contract owner transactions:
Proceeds from units sold		160,380	363,933
Cost of units redeemed		(653,473)	(258,751)
Account charges		(2,467)	(2,056)
Increase (decrease)		(495,560)	103,126
Net increase (decrease)		(414,780)	334,164
Net assets, beginning		740,666	406,502
Net assets, ending		$325,886	$740,666

Units sold		101,746	337,793
Units redeemed		(388,246)	(198,343)
Net increase (decrease)		(286,500)	139,450
Units outstanding, beginning		488,340	348,890
Units outstanding, ending		201,840	488,340

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$938,205
Cost of units redeemed/account charges			(930,632)
Net investment income (loss)			(9,205)
Net realized gain (loss)			241,756
Realized gain distributions			80,563
Net change in unrealized appreciation (depreciation)			5,199
Net assets			$325,886

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	202	$326	1.25%	6.5%	12/31/2021	$1.63	0	$0	1.00%	6.7%	12/31/2021	$1.64	0	$0	0.75%	7.0%
12/31/2020	1.52	488	741	1.25%	30.2%	12/31/2020	1.52	0	0	1.00%	30.5%	12/31/2020	1.53	0	0	0.75%	30.8%
12/31/2019	1.17	349	407	1.25%	29.4%	12/31/2019	1.17	0	0	1.00%	29.7%	12/31/2019	1.17	0	0	0.75%	30.0%
12/31/2018	0.90	0	0	1.25%	-9.9%	12/31/2018	0.90	0	0	1.00%	-9.9%	12/31/2018	0.90	0	0	0.75%	-9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	0	$0	0.50%	7.3%	12/31/2021	$1.67	0	$0	0.25%	7.5%	12/31/2021	$1.68	0	$0	0.00%	7.8%
12/31/2020	1.54	0	0	0.50%	31.2%	12/31/2020	1.55	0	0	0.25%	31.5%	12/31/2020	1.56	0	0	0.00%	31.8%
12/31/2019	1.18	0	0	0.50%	30.3%	12/31/2019	1.18	0	0	0.25%	30.7%	12/31/2019	1.18	0	0	0.00%	31.0%
12/31/2018	0.90	0	0	0.50%	-9.8%	12/31/2018	0.90	0	0	0.25%	-9.8%	12/31/2018	0.90	0	0	0.00%	-9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	0.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Life Sciences Fund N Class - 06-3WT (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.53
Band 100	-	-	1.54
Band 75	-	-	1.55
Band 50	-	-	1.56
Band 25	-	-	1.57
Band 0	-	-	1.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	0	$0	1.25%	5.6%	12/31/2021	$1.54	0	$0	1.00%	5.9%	12/31/2021	$1.55	0	$0	0.75%	6.1%
12/31/2020	1.45	0	0	1.25%	24.2%	12/31/2020	1.46	0	0	1.00%	24.5%	12/31/2020	1.46	0	0	0.75%	24.8%
12/31/2019	1.17	0	0	1.25%	16.8%	12/31/2019	1.17	0	0	1.00%	17.0%	12/31/2019	1.17	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	0	$0	0.50%	6.4%	12/31/2021	$1.57	0	$0	0.25%	6.7%	12/31/2021	$1.58	0	$0	0.00%	6.9%
12/31/2020	1.47	0	0	0.50%	25.1%	12/31/2020	1.47	0	0	0.25%	25.4%	12/31/2020	1.48	0	0	0.00%	25.7%
12/31/2019	1.17	0	0	0.50%	17.4%	12/31/2019	1.18	0	0	0.25%	17.6%	12/31/2019	1.18	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Dev World Bond N Class - 06-4TJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,228	$3,231	328
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$3,230

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,230	3,181	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$3,230	3,181

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3
Mortality & expense charges			(2)
Net investment income (loss)			1

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3)
Net gain (loss)			(3)

Increase (decrease) in net assets from operations			$(2)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3)	-

Increase (decrease) in net assets from operations		(2)	-

Contract owner transactions:
Proceeds from units sold		3,232	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		3,232	-
Net increase (decrease)		3,230	-
Net assets, beginning		-	-
Net assets, ending		$3,230	$-

Units sold		3,181	-
Units redeemed		-	-
Net increase (decrease)		3,181	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,181	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,232
Cost of units redeemed/account charges			-
Net investment income (loss)			1
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3)
Net assets			$3,230

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	3	$3	1.25%	1.6%	12/31/2021	$1.02	0	$0	1.00%	1.8%	12/31/2021	$1.02	0	$0	0.75%	2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	2.2%	12/31/2021	$1.02	0	$0	0.25%	2.4%	12/31/2021	$1.03	0	$0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Balanced Portfolio Service Class - 06-611

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,874,410	$40,059,841	1,089,689
Receivables: investments sold	31,664
Payables: investments purchased	-
Net assets	$57,906,074

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,906,074	21,747,355	$2.66
Band 100	-	-	2.74
Band 75	-	-	2.82
Band 50	-	-	2.90
Band 25	-	-	2.98
Band 0	-	-	3.06
Total	$57,906,074	21,747,355

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$494,290
Mortality & expense charges			(719,444)
Net investment income (loss)			(225,154)

Gain (loss) on investments:
Net realized gain (loss)			5,139,266
Realized gain distributions			307,607
Net change in unrealized appreciation (depreciation)			3,072,721
Net gain (loss)			8,519,594

Increase (decrease) in net assets from operations			$8,294,440

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(225,154)	$458,027
Net realized gain (loss)		5,139,266	1,444,870
Realized gain distributions		307,607	509,869
Net change in unrealized appreciation (depreciation)		3,072,721	4,291,692

Increase (decrease) in net assets from operations		8,294,440	6,704,458

Contract owner transactions:
Proceeds from units sold		8,195,667	8,926,110
Cost of units redeemed		(20,283,488)	(9,264,669)
Account charges		(11,118)	(12,731)
Increase (decrease)		(12,098,939)	(351,290)
Net increase (decrease)		(3,804,499)	6,353,168
Net assets, beginning		61,710,573	55,357,405
Net assets, ending		$57,906,074	$61,710,573

Units sold		3,386,284	4,333,845
Units redeemed		(8,397,481)	(4,606,569)
Net increase (decrease)		(5,011,197)	(272,724)
Units outstanding, beginning		26,758,552	27,031,276
Units outstanding, ending		21,747,355	26,758,552

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$97,081,330
Cost of units redeemed/account charges			(72,040,302)
Net investment income (loss)			1,237,536
Net realized gain (loss)			9,781,070
Realized gain distributions			4,031,871
Net change in unrealized appreciation (depreciation)			17,814,569
Net assets			$57,906,074

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.66	21,747	$57,906	1.25%	15.5%	12/31/2021	$2.74	0	$0	1.00%	15.7%	12/31/2021	$2.82	0	$0	0.75%	16.0%
12/31/2020	2.31	26,759	61,711	1.25%	12.6%	12/31/2020	2.37	0	0	1.00%	12.9%	12/31/2020	2.43	0	0	0.75%	13.2%
12/31/2019	2.05	27,031	55,357	1.25%	20.8%	12/31/2019	2.10	0	0	1.00%	21.1%	12/31/2019	2.14	0	0	0.75%	21.4%
12/31/2018	1.70	28,361	48,099	1.25%	-0.8%	12/31/2018	1.73	0	0	1.00%	-0.6%	12/31/2018	1.77	0	0	0.75%	-0.3%
12/31/2017	1.71	31,120	53,216	1.25%	16.7%	12/31/2017	1.74	0	0	1.00%	17.0%	12/31/2017	1.77	0	0	0.75%	17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.90	0	$0	0.50%	16.3%	12/31/2021	$2.98	0	$0	0.25%	16.6%	12/31/2021	$3.06	0	$0	0.00%	16.9%
12/31/2020	2.49	0	0	0.50%	13.5%	12/31/2020	2.55	0	0	0.25%	13.7%	12/31/2020	2.62	0	0	0.00%	14.0%
12/31/2019	2.19	0	0	0.50%	21.7%	12/31/2019	2.24	0	0	0.25%	22.0%	12/31/2019	2.30	0	0	0.00%	22.3%
12/31/2018	1.80	0	0	0.50%	-0.1%	12/31/2018	1.84	0	0	0.25%	0.2%	12/31/2018	1.88	0	0	0.00%	0.4%
12/31/2017	1.80	0	0	0.50%	17.5%	12/31/2017	1.84	0	0	0.25%	17.8%	12/31/2017	1.87	0	0	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	2.0%
2019	1.7%
2018	1.8%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,807,542	$6,804,061	565,648
Receivables: investments sold	8,518
Payables: investments purchased	-
Net assets	$6,816,060

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,816,060	2,417,409	$2.82
Band 100	-	-	2.95
Band 75	-	-	3.09
Band 50	-	-	3.23
Band 25	-	-	3.38
Band 0	-	-	3.85
Total	$6,816,060	2,417,409

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$213,345
Mortality & expense charges			(103,522)
Net investment income (loss)			109,823

Gain (loss) on investments:
Net realized gain (loss)			85,144
Realized gain distributions			163,345
Net change in unrealized appreciation (depreciation)			(557,933)
Net gain (loss)			(309,444)

Increase (decrease) in net assets from operations			$(199,621)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$109,823	$158,581
Net realized gain (loss)		85,144	189,572
Realized gain distributions		163,345	-
Net change in unrealized appreciation (depreciation)		(557,933)	553,633

Increase (decrease) in net assets from operations		(199,621)	901,786

Contract owner transactions:
Proceeds from units sold		1,166,344	2,422,411
Cost of units redeemed		(3,610,591)	(6,578,093)
Account charges		(1,514)	(3,748)
Increase (decrease)		(2,445,761)	(4,159,430)
Net increase (decrease)		(2,645,382)	(3,257,644)
Net assets, beginning		9,461,442	12,719,086
Net assets, ending		$6,816,060	$9,461,442

Units sold		415,910	903,580
Units redeemed		(1,282,653)	(2,246,499)
Net increase (decrease)		(866,743)	(1,342,919)
Units outstanding, beginning		3,284,152	4,627,071
Units outstanding, ending		2,417,409	3,284,152

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$164,190,455
Cost of units redeemed/account charges			(173,923,929)
Net investment income (loss)			14,110,045
Net realized gain (loss)			(1,246,660)
Realized gain distributions			3,682,668
Net change in unrealized appreciation (depreciation)			3,481
Net assets			$6,816,060

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.82	2,417	$6,816	1.25%	-2.1%	12/31/2021	$2.95	0	$0	1.00%	-1.9%	12/31/2021	$3.09	0	$0	0.75%	-1.6%
12/31/2020	2.88	3,284	9,461	1.25%	9.1%	12/31/2020	3.01	0	0	1.00%	9.4%	12/31/2020	3.14	0	0	0.75%	9.7%
12/31/2019	2.64	4,052	10,699	1.25%	8.2%	12/31/2019	2.75	0	0	1.00%	8.5%	12/31/2019	2.86	0	0	0.75%	8.8%
12/31/2018	2.44	10,368	25,298	1.25%	-2.2%	12/31/2018	2.53	0	0	1.00%	-2.0%	12/31/2018	2.63	0	0	0.75%	-1.7%
12/31/2017	2.50	15,581	38,889	1.25%	2.3%	12/31/2017	2.59	0	0	1.00%	2.6%	12/31/2017	2.68	0	0	0.75%	2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.23	0	$0	0.50%	-1.4%	12/31/2021	$3.38	0	$0	0.25%	-1.1%	12/31/2021	$3.85	0	$0	0.00%	-0.9%
12/31/2020	3.28	0	0	0.50%	9.9%	12/31/2020	3.42	0	0	0.25%	10.2%	12/31/2020	3.88	0	0	0.00%	10.5%
12/31/2019	2.98	0	0	0.50%	9.0%	12/31/2019	3.11	0	0	0.25%	9.3%	12/31/2019	3.51	575	2,020	0.00%	9.6%
12/31/2018	2.74	0	0	0.50%	-1.5%	12/31/2018	2.84	0	0	0.25%	-1.3%	12/31/2018	3.21	646	2,071	0.00%	-1.0%
12/31/2017	2.78	0	0	0.50%	3.1%	12/31/2017	2.88	0	0	0.25%	3.4%	12/31/2017	3.24	662	2,142	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	2.5%
2019	4.0%
2018	3.0%
2017	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class - 06-3H4

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(7)
Net investment income (loss)			(7)

Gain (loss) on investments:
Net realized gain (loss)			1,990
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,028)
Net gain (loss)			(38)

Increase (decrease) in net assets from operations			$(45)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7)	$404
Net realized gain (loss)		1,990	(1)
Realized gain distributions		-	1,398
Net change in unrealized appreciation (depreciation)		(2,028)	2,023

Increase (decrease) in net assets from operations		(45)	3,824

Contract owner transactions:
Proceeds from units sold		-	1,194
Cost of units redeemed		(43,746)	-
Account charges		(40)	(10)
Increase (decrease)		(43,786)	1,184
Net increase (decrease)		(43,831)	5,008
Net assets, beginning		43,831	38,823
Net assets, ending		$-	$43,831

Units sold		-	1,084
Units redeemed		(36,632)	(9)
Net increase (decrease)		(36,632)	1,075
Units outstanding, beginning		36,632	35,557
Units outstanding, ending		-	36,632

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$40,879
Cost of units redeemed/account charges			(48,583)
Net investment income (loss)			1,749
Net realized gain (loss)			1,844
Realized gain distributions			4,111
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	1.25%	8.2%	12/31/2021	$1.31	0	$0	1.00%	8.5%	12/31/2021	$1.32	0	$0	0.75%	8.8%
12/31/2020	1.20	37	44	1.25%	9.6%	12/31/2020	1.20	0	0	1.00%	9.9%	12/31/2020	1.21	0	0	0.75%	10.1%
12/31/2019	1.09	36	39	1.25%	17.0%	12/31/2019	1.10	0	0	1.00%	17.3%	12/31/2019	1.10	0	0	0.75%	17.6%
12/31/2018	0.93	28	26	1.25%	-6.7%	12/31/2018	0.93	0	0	1.00%	-6.6%	12/31/2018	0.93	0	0	0.75%	-6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	9.0%	12/31/2021	$1.34	0	$0	0.25%	9.3%	12/31/2021	$1.35	0	$0	0.00%	9.6%
12/31/2020	1.22	0	0	0.50%	10.4%	12/31/2020	1.23	0	0	0.25%	10.7%	12/31/2020	1.23	0	0	0.00%	11.0%
12/31/2019	1.10	0	0	0.50%	17.9%	12/31/2019	1.11	0	0	0.25%	18.2%	12/31/2019	1.11	0	0	0.00%	18.5%
12/31/2018	0.94	0	0	0.50%	-6.4%	12/31/2018	0.94	0	0	0.25%	-6.4%	12/31/2018	0.94	0	0	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	2.2%
2019	3.2%
2018	5.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class - 06-3H6

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9	$9	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$9

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9	7	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$9	7

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(691)
Net investment income (loss)			(691)

Gain (loss) on investments:
Net realized gain (loss)			12,982
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,236)
Net gain (loss)			7,746

Increase (decrease) in net assets from operations			$7,055

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(691)	$750
Net realized gain (loss)		12,982	73
Realized gain distributions		-	3,134
Net change in unrealized appreciation (depreciation)		(5,236)	5,768

Increase (decrease) in net assets from operations		7,055	9,725

Contract owner transactions:
Proceeds from units sold		9,357	19,554
Cost of units redeemed		(108,305)	(6,304)
Account charges		-	(69)
Increase (decrease)		(98,948)	13,181
Net increase (decrease)		(91,893)	22,906
Net assets, beginning		91,902	68,996
Net assets, ending		$9	$91,902

Units sold		7,397	17,972
Units redeemed		(82,794)	(5,744)
Net increase (decrease)		(75,397)	12,228
Units outstanding, beginning		75,404	63,176
Units outstanding, ending		7	75,404

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$94,611
Cost of units redeemed/account charges			(118,473)
Net investment income (loss)			2,218
Net realized gain (loss)			13,069
Realized gain distributions			8,584
Net change in unrealized appreciation (depreciation)			-
Net assets			$9

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	1.25%	10.6%	12/31/2021	$1.36	0	$0	1.00%	10.9%	12/31/2021	$1.37	0	$0	0.75%	11.2%
12/31/2020	1.22	75	92	1.25%	11.6%	12/31/2020	1.23	0	0	1.00%	11.9%	12/31/2020	1.23	0	0	0.75%	12.2%
12/31/2019	1.09	63	69	1.25%	18.7%	12/31/2019	1.10	0	0	1.00%	19.0%	12/31/2019	1.10	0	0	0.75%	19.3%
12/31/2018	0.92	45	41	1.25%	-8.0%	12/31/2018	0.92	0	0	1.00%	-7.9%	12/31/2018	0.92	0	0	0.75%	-7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	0.50%	11.5%	12/31/2021	$1.39	0	$0	0.25%	11.7%	12/31/2021	$1.41	0	$0	0.00%	12.0%
12/31/2020	1.24	0	0	0.50%	12.4%	12/31/2020	1.25	0	0	0.25%	12.7%	12/31/2020	1.26	0	0	0.00%	13.0%
12/31/2019	1.10	0	0	0.50%	19.6%	12/31/2019	1.11	0	0	0.25%	19.9%	12/31/2019	1.11	0	0	0.00%	20.2%
12/31/2018	0.92	0	0	0.50%	-7.8%	12/31/2018	0.92	0	0	0.25%	-7.7%	12/31/2018	0.92	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	2.1%
2019	3.1%
2018	5.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class - 06-3H7

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1	$1	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$1	1

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,159)
Net investment income (loss)			(1,159)

Gain (loss) on investments:
Net realized gain (loss)			26,549
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,401)
Net gain (loss)			15,148

Increase (decrease) in net assets from operations			$13,989

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,159)	$1,098
Net realized gain (loss)		26,549	(11)
Realized gain distributions		-	4,594
Net change in unrealized appreciation (depreciation)		(11,401)	11,821

Increase (decrease) in net assets from operations		13,989	17,502

Contract owner transactions:
Proceeds from units sold		20,287	37,777
Cost of units redeemed		(184,812)	-
Account charges		-	(60)
Increase (decrease)		(164,525)	37,717
Net increase (decrease)		(150,536)	55,219
Net assets, beginning		150,537	95,318
Net assets, ending		$1	$150,537

Units sold		15,658	34,760
Units redeemed		(137,526)	(61)
Net increase (decrease)		(121,868)	34,699
Units outstanding, beginning		121,869	87,170
Units outstanding, ending		1	121,869

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$143,820
Cost of units redeemed/account charges			(185,028)
Net investment income (loss)			2,527
Net realized gain (loss)			26,505
Realized gain distributions			12,177
Net change in unrealized appreciation (depreciation)			-
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	1.25%	12.7%	12/31/2021	$1.40	0	$0	1.00%	13.0%	12/31/2021	$1.42	0	$0	0.75%	13.3%
12/31/2020	1.24	122	151	1.25%	13.0%	12/31/2020	1.24	0	0	1.00%	13.2%	12/31/2020	1.25	0	0	0.75%	13.5%
12/31/2019	1.09	87	95	1.25%	20.5%	12/31/2019	1.10	0	0	1.00%	20.9%	12/31/2019	1.10	0	0	0.75%	21.2%
12/31/2018	0.91	52	47	1.25%	-9.3%	12/31/2018	0.91	0	0	1.00%	-9.2%	12/31/2018	0.91	0	0	0.75%	-9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	0.50%	13.6%	12/31/2021	$1.44	0	$0	0.25%	13.8%	12/31/2021	$1.45	0	$0	0.00%	14.1%
12/31/2020	1.26	0	0	0.50%	13.8%	12/31/2020	1.26	0	0	0.25%	14.1%	12/31/2020	1.27	0	0	0.00%	14.4%
12/31/2019	1.10	0	0	0.50%	21.5%	12/31/2019	1.11	0	0	0.25%	21.8%	12/31/2019	1.11	0	0	0.00%	22.1%
12/31/2018	0.91	0	0	0.50%	-9.0%	12/31/2018	0.91	0	0	0.25%	-9.0%	12/31/2018	0.91	0	0	0.00%	-8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	2.0%
2019	3.2%
2018	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class - 06-3H9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,225)
Net investment income (loss)			(3,225)

Gain (loss) on investments:
Net realized gain (loss)			80,599
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(32,948)
Net gain (loss)			47,651

Increase (decrease) in net assets from operations			$44,426

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,225)	$2,555
Net realized gain (loss)		80,599	(104)
Realized gain distributions		-	13,212
Net change in unrealized appreciation (depreciation)		(32,948)	37,850

Increase (decrease) in net assets from operations		44,426	53,513

Contract owner transactions:
Proceeds from units sold		27,461	54,177
Cost of units redeemed		(500,389)	-
Account charges		(40)	(130)
Increase (decrease)		(472,968)	54,047
Net increase (decrease)		(428,542)	107,560
Net assets, beginning		428,542	320,982
Net assets, ending		$-	$428,542

Units sold		20,834	50,386
Units redeemed		(364,704)	(135)
Net increase (decrease)		(343,870)	50,251
Units outstanding, beginning		343,870	293,619
Units outstanding, ending		-	343,870

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$366,203
Cost of units redeemed/account charges			(500,868)
Net investment income (loss)			8,489
Net realized gain (loss)			80,343
Realized gain distributions			45,833
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	1.25%	14.5%	12/31/2021	$1.44	0	$0	1.00%	14.8%	12/31/2021	$1.45	0	$0	0.75%	15.1%
12/31/2020	1.25	344	429	1.25%	14.0%	12/31/2020	1.25	0	0	1.00%	14.3%	12/31/2020	1.26	0	0	0.75%	14.6%
12/31/2019	1.09	294	321	1.25%	22.0%	12/31/2019	1.10	0	0	1.00%	22.3%	12/31/2019	1.10	0	0	0.75%	22.6%
12/31/2018	0.90	227	204	1.25%	-10.4%	12/31/2018	0.90	0	0	1.00%	-10.3%	12/31/2018	0.90	0	0	0.75%	-10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	0.50%	15.4%	12/31/2021	$1.48	0	$0	0.25%	15.7%	12/31/2021	$1.49	0	$0	0.00%	15.9%
12/31/2020	1.27	0	0	0.50%	14.9%	12/31/2020	1.28	0	0	0.25%	15.1%	12/31/2020	1.28	0	0	0.00%	15.4%
12/31/2019	1.10	0	0	0.50%	22.9%	12/31/2019	1.11	0	0	0.25%	23.2%	12/31/2019	1.11	0	0	0.00%	23.5%
12/31/2018	0.90	0	0	0.50%	-10.2%	12/31/2018	0.90	0	0	0.25%	-10.1%	12/31/2018	0.90	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.8%
2019	2.8%
2018	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class - 06-3HF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5	$5	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$5

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5	3	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.52
Band 0	-	-	1.53
Total	$5	3

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,306)
Net investment income (loss)			(2,306)

Gain (loss) on investments:
Net realized gain (loss)			67,837
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(28,818)
Net gain (loss)			39,019

Increase (decrease) in net assets from operations			$36,713

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,306)	$1,418
Net realized gain (loss)		67,837	(15)
Realized gain distributions		-	7,832
Net change in unrealized appreciation (depreciation)		(28,818)	30,995

Increase (decrease) in net assets from operations		36,713	40,230

Contract owner transactions:
Proceeds from units sold		23,071	46,393
Cost of units redeemed		(360,295)	(6,729)
Account charges		-	(69)
Increase (decrease)		(337,224)	39,595
Net increase (decrease)		(300,511)	79,825
Net assets, beginning		300,516	220,691
Net assets, ending		$5	$300,516

Units sold		17,091	43,681
Units redeemed		(256,280)	(6,115)
Net increase (decrease)		(239,189)	37,566
Units outstanding, beginning		239,192	201,626
Units outstanding, ending		3	239,192

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$264,536
Cost of units redeemed/account charges			(367,278)
Net investment income (loss)			4,760
Net realized gain (loss)			67,721
Realized gain distributions			30,266
Net change in unrealized appreciation (depreciation)			-
Net assets			$5

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	1.25%	17.0%	12/31/2021	$1.48	0	$0	1.00%	17.3%	12/31/2021	$1.49	0	$0	0.75%	17.6%
12/31/2020	1.26	239	301	1.25%	14.8%	12/31/2020	1.26	0	0	1.00%	15.1%	12/31/2020	1.27	0	0	0.75%	15.4%
12/31/2019	1.09	202	221	1.25%	23.5%	12/31/2019	1.10	0	0	1.00%	23.8%	12/31/2019	1.10	0	0	0.75%	24.1%
12/31/2018	0.89	139	124	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.3%	12/31/2018	0.89	0	0	0.75%	-11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	0.50%	17.9%	12/31/2021	$1.52	0	$0	0.25%	18.2%	12/31/2021	$1.53	0	$0	0.00%	18.4%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.9%	12/31/2020	1.29	0	0	0.00%	16.2%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.7%	12/31/2019	1.11	0	0	0.00%	25.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.7%
2019	2.8%
2018	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class - 06-3HG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.52
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(651)
Net investment income (loss)			(651)

Gain (loss) on investments:
Net realized gain (loss)			19,723
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,816)
Net gain (loss)			10,907

Increase (decrease) in net assets from operations			$10,256

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(651)	$446
Net realized gain (loss)		19,723	(840)
Realized gain distributions		-	2,089
Net change in unrealized appreciation (depreciation)		(8,816)	9,394

Increase (decrease) in net assets from operations		10,256	11,089

Contract owner transactions:
Proceeds from units sold		11,029	20,770
Cost of units redeemed		(104,189)	-
Account charges		-	(50)
Increase (decrease)		(93,160)	20,720
Net increase (decrease)		(82,904)	31,809
Net assets, beginning		82,904	51,095
Net assets, ending		$-	$82,904

Units sold		8,167	19,384
Units redeemed		(74,166)	(53)
Net increase (decrease)		(65,999)	19,331
Units outstanding, beginning		65,999	46,668
Units outstanding, ending		-	65,999

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$97,122
Cost of units redeemed/account charges			(127,022)
Net investment income (loss)			1,674
Net realized gain (loss)			18,847
Realized gain distributions			9,379
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	1.25%	16.9%	12/31/2021	$1.48	0	$0	1.00%	17.2%	12/31/2021	$1.49	0	$0	0.75%	17.5%
12/31/2020	1.26	66	83	1.25%	14.7%	12/31/2020	1.26	0	0	1.00%	15.0%	12/31/2020	1.27	0	0	0.75%	15.3%
12/31/2019	1.09	47	51	1.25%	23.4%	12/31/2019	1.10	0	0	1.00%	23.7%	12/31/2019	1.10	0	0	0.75%	24.1%
12/31/2018	0.89	47	42	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	0.50%	17.8%	12/31/2021	$1.52	0	$0	0.25%	18.1%	12/31/2021	$1.53	0	$0	0.00%	18.4%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.9%	12/31/2020	1.29	0	0	0.00%	16.2%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.7%	12/31/2019	1.11	0	0	0.00%	25.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.8%
2019	3.5%
2018	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class - 06-3HH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.52
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(350)
Net investment income (loss)			(350)

Gain (loss) on investments:
Net realized gain (loss)			10,960
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,092)
Net gain (loss)			5,868

Increase (decrease) in net assets from operations			$5,518

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(350)	$262
Net realized gain (loss)		10,960	(10)
Realized gain distributions		-	999
Net change in unrealized appreciation (depreciation)		(5,092)	4,936

Increase (decrease) in net assets from operations		5,518	6,187

Contract owner transactions:
Proceeds from units sold		6,033	16,579
Cost of units redeemed		(56,069)	-
Account charges		-	(70)
Increase (decrease)		(50,036)	16,509
Net increase (decrease)		(44,518)	22,696
Net assets, beginning		44,518	21,822
Net assets, ending		$-	$44,518

Units sold		4,476	15,600
Units redeemed		(39,939)	(74)
Net increase (decrease)		(35,463)	15,526
Units outstanding, beginning		35,463	19,937
Units outstanding, ending		-	35,463

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$42,621
Cost of units redeemed/account charges			(56,279)
Net investment income (loss)			296
Net realized gain (loss)			10,940
Realized gain distributions			2,422
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	1.25%	16.9%	12/31/2021	$1.48	0	$0	1.00%	17.2%	12/31/2021	$1.49	0	$0	0.75%	17.5%
12/31/2020	1.26	35	45	1.25%	14.7%	12/31/2020	1.26	0	0	1.00%	15.0%	12/31/2020	1.27	0	0	0.75%	15.3%
12/31/2019	1.09	20	22	1.25%	23.5%	12/31/2019	1.10	0	0	1.00%	23.8%	12/31/2019	1.10	0	0	0.75%	24.1%
12/31/2018	0.89	3	2	1.25%	-11.4%	12/31/2018	0.89	0	0	1.00%	-11.3%	12/31/2018	0.89	0	0	0.75%	-11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	0.50%	17.8%	12/31/2021	$1.52	0	$0	0.25%	18.1%	12/31/2021	$1.53	0	$0	0.00%	18.4%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.8%	12/31/2020	1.29	0	0	0.00%	16.1%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.8%	12/31/2019	1.11	0	0	0.00%	25.1%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.1%	12/31/2018	0.89	0	0	0.00%	-11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.9%
2019	3.9%
2018	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class - 06-3HJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.52
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(262)
Net investment income (loss)			(262)

Gain (loss) on investments:
Net realized gain (loss)			8,149
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,788)
Net gain (loss)			4,361

Increase (decrease) in net assets from operations			$4,099

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(262)	$186
Net realized gain (loss)		8,149	535
Realized gain distributions		-	513
Net change in unrealized appreciation (depreciation)		(3,788)	2,992

Increase (decrease) in net assets from operations		4,099	4,226

Contract owner transactions:
Proceeds from units sold		9,070	11,301
Cost of units redeemed		(45,059)	-
Account charges		-	(60)
Increase (decrease)		(35,989)	11,241
Net increase (decrease)		(31,890)	15,467
Net assets, beginning		31,890	16,423
Net assets, ending		$-	$31,890

Units sold		6,674	10,470
Units redeemed		(32,082)	(63)
Net increase (decrease)		(25,408)	10,407
Units outstanding, beginning		25,408	15,001
Units outstanding, ending		-	25,408

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$42,985
Cost of units redeemed/account charges			(53,781)
Net investment income (loss)			359
Net realized gain (loss)			8,679
Realized gain distributions			1,758
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	1.25%	17.0%	12/31/2021	$1.48	0	$0	1.00%	17.3%	12/31/2021	$1.49	0	$0	0.75%	17.6%
12/31/2020	1.26	25	32	1.25%	14.6%	12/31/2020	1.26	0	0	1.00%	14.9%	12/31/2020	1.27	0	0	0.75%	15.2%
12/31/2019	1.09	15	16	1.25%	23.4%	12/31/2019	1.10	0	0	1.00%	23.8%	12/31/2019	1.10	0	0	0.75%	24.1%
12/31/2018	0.89	5	4	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	0.50%	17.9%	12/31/2021	$1.52	0	$0	0.25%	18.2%	12/31/2021	$1.53	0	$0	0.00%	18.5%
12/31/2020	1.28	0	0	0.50%	15.5%	12/31/2020	1.29	0	0	0.25%	15.8%	12/31/2020	1.29	0	0	0.00%	16.1%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.7%	12/31/2019	1.11	0	0	0.00%	25.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.9%
2019	5.2%
2018	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Bond Fund R6 Class - 06-3HM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,028,095	$1,047,062	63,303
Receivables: investments sold	-
Payables: investments purchased	(4,484)
Net assets	$1,023,611

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,023,611	886,456	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$1,023,611	886,456

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,218
Mortality & expense charges			(4,458)
Net investment income (loss)			8,760

Gain (loss) on investments:
Net realized gain (loss)			(561)
Realized gain distributions			5,859
Net change in unrealized appreciation (depreciation)			(18,935)
Net gain (loss)			(13,637)

Increase (decrease) in net assets from operations			$(4,877)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,760	$170
Net realized gain (loss)		(561)	4
Realized gain distributions		5,859	254
Net change in unrealized appreciation (depreciation)		(18,935)	(29)

Increase (decrease) in net assets from operations		(4,877)	399

Contract owner transactions:
Proceeds from units sold		1,086,391	39,339
Cost of units redeemed		(81,401)	(17,370)
Account charges		(1,558)	(4)
Increase (decrease)		1,003,432	21,965
Net increase (decrease)		998,555	22,364
Net assets, beginning		25,056	2,692
Net assets, ending		$1,023,611	$25,056

Units sold		937,470	33,835
Units redeemed		(72,427)	(14,906)
Net increase (decrease)		865,043	18,929
Units outstanding, beginning		21,413	2,484
Units outstanding, ending		886,456	21,413

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,133,456
Cost of units redeemed/account charges			(105,490)
Net investment income (loss)			8,955
Net realized gain (loss)			(458)
Realized gain distributions			6,115
Net change in unrealized appreciation (depreciation)			(18,967)
Net assets			$1,023,611

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	886	$1,024	1.25%	-1.3%	12/31/2021	$1.16	0	$0	1.00%	-1.1%	12/31/2021	$1.17	0	$0	0.75%	-0.8%
12/31/2020	1.17	21	25	1.25%	8.0%	12/31/2020	1.18	0	0	1.00%	8.2%	12/31/2020	1.18	0	0	0.75%	8.5%
12/31/2019	1.08	2	3	1.25%	9.1%	12/31/2019	1.09	0	0	1.00%	9.4%	12/31/2019	1.09	0	0	0.75%	9.7%
12/31/2018	0.99	5	5	1.25%	-0.7%	12/31/2018	0.99	0	0	1.00%	-0.6%	12/31/2018	0.99	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	0	$0	0.50%	-0.6%	12/31/2021	$1.19	0	$0	0.25%	-0.3%	12/31/2021	$1.20	0	$0	0.00%	-0.1%
12/31/2020	1.19	0	0	0.50%	8.8%	12/31/2020	1.20	0	0	0.25%	9.0%	12/31/2020	1.21	0	0	0.00%	9.3%
12/31/2019	1.09	0	0	0.50%	10.0%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.5%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.3%	12/31/2018	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	1.6%
2019	0.9%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index Inc Preserv Port R6 Class - 06-3HP (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$186
Cost of units redeemed/account charges			(197)
Net investment income (loss)			2
Net realized gain (loss)			8
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	1.25%	1.6%	12/31/2021	$1.16	0	$0	1.00%	1.9%	12/31/2021	$1.17	0	$0	0.75%	2.1%
12/31/2020	1.14	0	0	1.25%	6.6%	12/31/2020	1.14	0	0	1.00%	6.8%	12/31/2020	1.15	0	0	0.75%	7.1%
12/31/2019	1.07	0	0	1.25%	7.7%	12/31/2019	1.07	0	0	1.00%	8.0%	12/31/2019	1.07	0	0	0.75%	8.3%
12/31/2018	0.99	0	0	1.25%	-1.1%	12/31/2018	0.99	0	0	1.00%	-1.0%	12/31/2018	0.99	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	0	$0	0.50%	2.4%	12/31/2021	$1.19	0	$0	0.25%	2.6%	12/31/2021	$1.20	0	$0	0.00%	2.9%
12/31/2020	1.16	0	0	0.50%	7.4%	12/31/2020	1.16	0	0	0.25%	7.7%	12/31/2020	1.17	0	0	0.00%	7.9%
12/31/2019	1.08	0	0	0.50%	8.5%	12/31/2019	1.08	0	0	0.25%	8.8%	12/31/2019	1.08	0	0	0.00%	9.1%
12/31/2018	0.99	0	0	0.50%	-0.8%	12/31/2018	0.99	0	0	0.25%	-0.7%	12/31/2018	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class - 06-3J3

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1	$1	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.52
Total	$1	1

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,016)
Net investment income (loss)			(1,016)

Gain (loss) on investments:
Net realized gain (loss)			27,371
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,083)
Net gain (loss)			16,288

Increase (decrease) in net assets from operations			$15,272

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,016)	$(47)
Net realized gain (loss)		27,371	8,252
Realized gain distributions		-	3,926
Net change in unrealized appreciation (depreciation)		(11,083)	13,629

Increase (decrease) in net assets from operations		15,272	25,760

Contract owner transactions:
Proceeds from units sold		25,079	34,696
Cost of units redeemed		(169,067)	(77,996)
Account charges		-	(113)
Increase (decrease)		(143,988)	(43,413)
Net increase (decrease)		(128,716)	(17,653)
Net assets, beginning		128,717	146,370
Net assets, ending		$1	$128,717

Units sold		18,627	32,190
Units redeemed		(121,174)	(63,406)
Net increase (decrease)		(102,547)	(31,216)
Units outstanding, beginning		102,548	133,764
Units outstanding, ending		1	102,548

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$189,654
Cost of units redeemed/account charges			(247,603)
Net investment income (loss)			2,809
Net realized gain (loss)			35,526
Realized gain distributions			19,615
Net change in unrealized appreciation (depreciation)			-
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	1.25%	16.1%	12/31/2021	$1.47	0	$0	1.00%	16.4%	12/31/2021	$1.48	0	$0	0.75%	16.7%
12/31/2020	1.26	103	129	1.25%	14.7%	12/31/2020	1.26	0	0	1.00%	15.0%	12/31/2020	1.27	0	0	0.75%	15.3%
12/31/2019	1.09	134	146	1.25%	23.0%	12/31/2019	1.10	0	0	1.00%	23.3%	12/31/2019	1.10	0	0	0.75%	23.6%
12/31/2018	0.89	98	87	1.25%	-11.1%	12/31/2018	0.89	0	0	1.00%	-11.0%	12/31/2018	0.89	0	0	0.75%	-10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	0.50%	17.0%	12/31/2021	$1.51	0	$0	0.25%	17.3%	12/31/2021	$1.52	0	$0	0.00%	17.6%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.9%	12/31/2020	1.29	0	0	0.00%	16.2%
12/31/2019	1.11	0	0	0.50%	24.0%	12/31/2019	1.11	0	0	0.25%	24.3%	12/31/2019	1.11	0	0	0.00%	24.6%
12/31/2018	0.89	0	0	0.50%	-10.8%	12/31/2018	0.89	0	0	0.25%	-10.7%	12/31/2018	0.89	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.4%
2019	2.8%
2018	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock U.S. Global Leaders Growth Fund R6 Class - 06-3VT (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.79
Band 100	-	-	1.80
Band 75	-	-	1.82
Band 50	-	-	1.83
Band 25	-	-	1.84
Band 0	-	-	1.85
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	0	$0	1.25%	18.2%	12/31/2021	$1.80	0	$0	1.00%	18.5%	12/31/2021	$1.82	0	$0	0.75%	18.8%
12/31/2020	1.52	0	0	1.25%	34.2%	12/31/2020	1.52	0	0	1.00%	34.5%	12/31/2020	1.53	0	0	0.75%	34.8%
12/31/2019	1.13	0	0	1.25%	13.0%	12/31/2019	1.13	0	0	1.00%	13.2%	12/31/2019	1.13	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	0	$0	0.50%	19.1%	12/31/2021	$1.84	0	$0	0.25%	19.4%	12/31/2021	$1.85	0	$0	0.00%	19.7%
12/31/2020	1.54	0	0	0.50%	35.2%	12/31/2020	1.54	0	0	0.25%	35.5%	12/31/2020	1.55	0	0	0.00%	35.9%
12/31/2019	1.14	0	0	0.50%	13.6%	12/31/2019	1.14	0	0	0.25%	13.9%	12/31/2019	1.14	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Fundamental Large Cap Core Fund R6 Class - 06-3VV (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.74
Band 100	-	-	1.75
Band 75	-	-	1.76
Band 50	-	-	1.77
Band 25	-	-	1.79
Band 0	-	-	1.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	0	$0	1.25%	28.1%	12/31/2021	$1.75	0	$0	1.00%	28.4%	12/31/2021	$1.76	0	$0	0.75%	28.7%
12/31/2020	1.36	0	0	1.25%	19.5%	12/31/2020	1.36	0	0	1.00%	19.8%	12/31/2020	1.37	0	0	0.75%	20.1%
12/31/2019	1.13	0	0	1.25%	13.5%	12/31/2019	1.14	0	0	1.00%	13.7%	12/31/2019	1.14	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	0	$0	0.50%	29.0%	12/31/2021	$1.79	0	$0	0.25%	29.3%	12/31/2021	$1.80	0	$0	0.00%	29.7%
12/31/2020	1.37	0	0	0.50%	20.4%	12/31/2020	1.38	0	0	0.25%	20.7%	12/31/2020	1.39	0	0	0.00%	21.0%
12/31/2019	1.14	0	0	0.50%	14.1%	12/31/2019	1.14	0	0	0.25%	14.4%	12/31/2019	1.15	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock ESG International Equity Fund R6 Class - 06-3X6 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	1.25%	-2.2%	12/31/2021	$1.37	0	$0	1.00%	-2.0%	12/31/2021	$1.38	0	$0	0.75%	-1.7%
12/31/2020	1.40	0	0	1.25%	23.8%	12/31/2020	1.40	0	0	1.00%	24.1%	12/31/2020	1.41	0	0	0.75%	24.4%
12/31/2019	1.13	0	0	1.25%	12.8%	12/31/2019	1.13	0	0	1.00%	13.0%	12/31/2019	1.13	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	0.50%	-1.5%	12/31/2021	$1.40	0	$0	0.25%	-1.2%	12/31/2021	$1.41	0	$0	0.00%	-1.0%
12/31/2020	1.41	0	0	0.50%	24.7%	12/31/2020	1.42	0	0	0.25%	25.0%	12/31/2020	1.42	0	0	0.00%	25.3%
12/31/2019	1.13	0	0	0.50%	13.3%	12/31/2019	1.14	0	0	0.25%	13.5%	12/31/2019	1.14	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Investment Grade Bond Fund R6 Class - 06-3TG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.13	0	$0	1.25%	-2.3%	12/31/2021	$1.13	0	$0	1.00%	-2.1%	12/31/2021	$1.14	0	$0	0.75%	-1.8%
12/31/2020	1.15	0	0	1.25%	7.5%	12/31/2020	1.16	0	0	1.00%	7.7%	12/31/2020	1.16	0	0	0.75%	8.0%
12/31/2019	1.07	0	0	1.25%	7.2%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	0.50%	-1.6%	12/31/2021	$1.16	0	$0	0.25%	-1.3%	12/31/2021	$1.17	0	$0	0.00%	-1.1%
12/31/2020	1.17	0	0	0.50%	8.3%	12/31/2020	1.17	0	0	0.25%	8.6%	12/31/2020	1.18	0	0	0.00%	8.8%
12/31/2019	1.08	0	0	0.50%	7.9%	12/31/2019	1.08	0	0	0.25%	8.2%	12/31/2019	1.08	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock ESG Large Cap Core Fund R6 Class - 06-3X4 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.73
Band 100	-	-	1.74
Band 75	-	-	1.76
Band 50	-	-	1.77
Band 25	-	-	1.78
Band 0	-	-	1.79
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.73	0	$0	1.25%	28.6%	12/31/2021	$1.74	0	$0	1.00%	29.0%	12/31/2021	$1.76	0	$0	0.75%	29.3%
12/31/2020	1.35	0	0	1.25%	17.2%	12/31/2020	1.35	0	0	1.00%	17.5%	12/31/2020	1.36	0	0	0.75%	17.8%
12/31/2019	1.15	0	0	1.25%	15.0%	12/31/2019	1.15	0	0	1.00%	15.1%	12/31/2019	1.15	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	0	$0	0.50%	29.6%	12/31/2021	$1.78	0	$0	0.25%	29.9%	12/31/2021	$1.79	0	$0	0.00%	30.2%
12/31/2020	1.36	0	0	0.50%	18.1%	12/31/2020	1.37	0	0	0.25%	18.3%	12/31/2020	1.37	0	0	0.00%	18.6%
12/31/2019	1.15	0	0	0.50%	15.5%	12/31/2019	1.16	0	0	0.25%	15.7%	12/31/2019	1.16	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock ESG Core Bond Fund R6 Class - 06-3X7 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	1.25%	-3.1%	12/31/2021	$1.05	0	$0	1.00%	-2.8%	12/31/2021	$1.06	0	$0	0.75%	-2.6%
12/31/2020	1.07	0	0	1.25%	5.3%	12/31/2020	1.08	0	0	1.00%	5.5%	12/31/2020	1.08	0	0	0.75%	5.8%
12/31/2019	1.02	0	0	1.25%	2.1%	12/31/2019	1.02	0	0	1.00%	2.2%	12/31/2019	1.02	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	0	$0	0.50%	-2.3%	12/31/2021	$1.07	0	$0	0.25%	-2.1%	12/31/2021	$1.08	0	$0	0.00%	-1.8%
12/31/2020	1.09	0	0	0.50%	6.1%	12/31/2020	1.09	0	0	0.25%	6.3%	12/31/2020	1.10	0	0	0.00%	6.6%
12/31/2019	1.03	0	0	0.50%	2.5%	12/31/2019	1.03	0	0	0.25%	2.7%	12/31/2019	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Balanced Fund R6 Class - 06-3TF (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	1.25%	13.5%	12/31/2021	$1.52	0	$0	1.00%	13.8%	12/31/2021	$1.53	0	$0	0.75%	14.1%
12/31/2020	1.33	0	0	1.25%	15.0%	12/31/2020	1.34	0	0	1.00%	15.3%	12/31/2020	1.34	0	0	0.75%	15.6%
12/31/2019	1.16	0	0	1.25%	15.7%	12/31/2019	1.16	0	0	1.00%	16.0%	12/31/2019	1.16	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	14.4%	12/31/2021	$1.56	0	$0	0.25%	14.7%	12/31/2021	$1.57	0	$0	0.00%	15.0%
12/31/2020	1.35	0	0	0.50%	15.9%	12/31/2020	1.36	0	0	0.25%	16.2%	12/31/2020	1.36	0	0	0.00%	16.5%
12/31/2019	1.17	0	0	0.50%	16.5%	12/31/2019	1.17	0	0	0.25%	16.8%	12/31/2019	1.17	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Aggressive R6 Class - 06-4FG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	1.25%	15.3%	12/31/2021	$1.47	0	$0	1.00%	15.6%	12/31/2021	$1.48	0	$0	0.75%	15.9%
12/31/2020	1.27	0	0	1.25%	17.9%	12/31/2020	1.27	0	0	1.00%	18.2%	12/31/2020	1.27	0	0	0.75%	18.5%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.07	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	16.2%	12/31/2021	$1.49	0	$0	0.25%	16.5%	12/31/2021	$1.50	0	$0	0.00%	16.8%
12/31/2020	1.28	0	0	0.50%	18.8%	12/31/2020	1.28	0	0	0.25%	19.1%	12/31/2020	1.29	0	0	0.00%	19.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.6%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Moderate R6 Class - 06-4F9 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	1.25%	6.6%	12/31/2021	$1.23	0	$0	1.00%	6.8%	12/31/2021	$1.23	0	$0	0.75%	7.1%
12/31/2020	1.14	0	0	1.25%	10.9%	12/31/2020	1.15	0	0	1.00%	11.2%	12/31/2020	1.15	0	0	0.75%	11.5%
12/31/2019	1.03	0	0	1.25%	3.2%	12/31/2019	1.03	0	0	1.00%	3.3%	12/31/2019	1.03	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	0.50%	7.4%	12/31/2021	$1.25	0	$0	0.25%	7.6%	12/31/2021	$1.25	0	$0	0.00%	7.9%
12/31/2020	1.15	0	0	0.50%	11.7%	12/31/2020	1.16	0	0	0.25%	12.0%	12/31/2020	1.16	0	0	0.00%	12.3%
12/31/2019	1.03	0	0	0.50%	3.4%	12/31/2019	1.03	0	0	0.25%	3.4%	12/31/2019	1.03	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Balanced R6 Class - 06-4FC (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	0	$0	1.25%	10.2%	12/31/2021	$1.32	0	$0	1.00%	10.4%	12/31/2021	$1.33	0	$0	0.75%	10.7%
12/31/2020	1.19	0	0	1.25%	13.9%	12/31/2020	1.20	0	0	1.00%	14.2%	12/31/2020	1.20	0	0	0.75%	14.5%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	0.50%	11.0%	12/31/2021	$1.34	0	$0	0.25%	11.3%	12/31/2021	$1.35	0	$0	0.00%	11.5%
12/31/2020	1.20	0	0	0.50%	14.8%	12/31/2020	1.21	0	0	0.25%	15.1%	12/31/2020	1.21	0	0	0.00%	15.4%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	4.9%	12/31/2019	1.05	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Growth R6 Class - 06-4FF (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	1.25%	12.9%	12/31/2021	$1.40	0	$0	1.00%	13.2%	12/31/2021	$1.41	0	$0	0.75%	13.5%
12/31/2020	1.23	0	0	1.25%	16.2%	12/31/2020	1.24	0	0	1.00%	16.5%	12/31/2020	1.24	0	0	0.75%	16.8%
12/31/2019	1.06	0	0	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.2%	12/31/2019	1.06	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	0.50%	13.8%	12/31/2021	$1.42	0	$0	0.25%	14.0%	12/31/2021	$1.43	0	$0	0.00%	14.3%
12/31/2020	1.24	0	0	0.50%	17.1%	12/31/2020	1.25	0	0	0.25%	17.4%	12/31/2020	1.25	0	0	0.00%	17.7%
12/31/2019	1.06	0	0	0.50%	6.3%	12/31/2019	1.06	0	0	0.25%	6.3%	12/31/2019	1.06	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock Disc Val Mid Cap R6 Class - 06-4TN (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	0	$0	1.25%	10.4%	12/31/2021	$1.11	0	$0	1.00%	10.6%	12/31/2021	$1.11	0	$0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	0.50%	11.1%	12/31/2021	$1.11	0	$0	0.25%	11.3%	12/31/2021	$1.12	0	$0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock Intl Growth R6 Class - 06-64P (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-1.1%	12/31/2021	$0.99	0	$0	1.00%	-1.0%	12/31/2021	$0.99	0	$0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-0.9%	12/31/2021	$0.99	0	$0	0.25%	-0.9%	12/31/2021	$0.99	0	$0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class - 06-3GN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2)
Net investment income (loss)			(2)

Gain (loss) on investments:
Net realized gain (loss)			24
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10)
Net gain (loss)			14

Increase (decrease) in net assets from operations			$12

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2)	$2
Net realized gain (loss)		24	-
Realized gain distributions		-	8
Net change in unrealized appreciation (depreciation)		(10)	10

Increase (decrease) in net assets from operations		12	20

Contract owner transactions:
Proceeds from units sold		1	1
Cost of units redeemed		(297)	-
Account charges		-	-
Increase (decrease)		(296)	1
Net increase (decrease)		(284)	21
Net assets, beginning		284	263
Net assets, ending		$-	$284

Units sold		1	-
Units redeemed		(242)	-
Net increase (decrease)		(241)	-
Units outstanding, beginning		241	241
Units outstanding, ending		-	241

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$240
Cost of units redeemed/account charges			(298)
Net investment income (loss)			10
Net realized gain (loss)			24
Realized gain distributions			24
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	1.25%	5.8%	12/31/2021	$1.26	0	$0	1.00%	6.0%	12/31/2021	$1.27	0	$0	0.75%	6.3%
12/31/2020	1.18	0	0	1.25%	7.9%	12/31/2020	1.18	0	0	1.00%	8.2%	12/31/2020	1.19	0	0	0.75%	8.5%
12/31/2019	1.09	0	0	1.25%	14.5%	12/31/2019	1.09	0	0	1.00%	14.8%	12/31/2019	1.10	0	0	0.75%	15.1%
12/31/2018	0.95	0	0	1.25%	-4.8%	12/31/2018	0.95	0	0	1.00%	-4.7%	12/31/2018	0.95	0	0	0.75%	-4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	0	$0	0.50%	6.6%	12/31/2021	$1.29	0	$0	0.25%	6.8%	12/31/2021	$1.30	0	$0	0.00%	7.1%
12/31/2020	1.20	0	0	0.50%	8.7%	12/31/2020	1.20	0	0	0.25%	9.0%	12/31/2020	1.21	0	0	0.00%	9.3%
12/31/2019	1.10	0	0	0.50%	15.4%	12/31/2019	1.10	0	0	0.25%	15.7%	12/31/2019	1.11	0	0	0.00%	16.0%
12/31/2018	0.95	0	0	0.50%	-4.6%	12/31/2018	0.96	0	0	0.25%	-4.5%	12/31/2018	0.96	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.8%
2019	2.4%
2018	6.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class - 06-3H3

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8	$8	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$8

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8	6	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$8	6

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(68)
Net investment income (loss)			(68)

Gain (loss) on investments:
Net realized gain (loss)			841
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(286)
Net gain (loss)			555

Increase (decrease) in net assets from operations			$487

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(68)	$100
Net realized gain (loss)		841	-
Realized gain distributions		-	312
Net change in unrealized appreciation (depreciation)		(286)	287

Increase (decrease) in net assets from operations		487	699

Contract owner transactions:
Proceeds from units sold		1,842	3,675
Cost of units redeemed		(11,140)	-
Account charges		-	(10)
Increase (decrease)		(9,298)	3,665
Net increase (decrease)		(8,811)	4,364
Net assets, beginning		8,819	4,455
Net assets, ending		$8	$8,819

Units sold		1,526	3,377
Units redeemed		(8,970)	(9)
Net increase (decrease)		(7,444)	3,368
Units outstanding, beginning		7,450	4,082
Units outstanding, ending		6	7,450

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,701
Cost of units redeemed/account charges			(11,175)
Net investment income (loss)			142
Net realized gain (loss)			841
Realized gain distributions			499
Net change in unrealized appreciation (depreciation)			-
Net assets			$8

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.27	0	$0	1.25%	7.0%	12/31/2021	$1.28	0	$0	1.00%	7.3%	12/31/2021	$1.29	0	$0	0.75%	7.5%
12/31/2020	1.18	7	9	1.25%	8.5%	12/31/2020	1.19	0	0	1.00%	8.7%	12/31/2020	1.20	0	0	0.75%	9.0%
12/31/2019	1.09	4	4	1.25%	15.6%	12/31/2019	1.10	0	0	1.00%	15.9%	12/31/2019	1.10	0	0	0.75%	16.2%
12/31/2018	0.94	1	1	1.25%	-5.6%	12/31/2018	0.94	0	0	1.00%	-5.5%	12/31/2018	0.95	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	0.50%	7.8%	12/31/2021	$1.31	0	$0	0.25%	8.1%	12/31/2021	$1.32	0	$0	0.00%	8.3%
12/31/2020	1.20	0	0	0.50%	9.3%	12/31/2020	1.21	0	0	0.25%	9.5%	12/31/2020	1.22	0	0	0.00%	9.8%
12/31/2019	1.10	0	0	0.50%	16.5%	12/31/2019	1.11	0	0	0.25%	16.8%	12/31/2019	1.11	0	0	0.00%	17.1%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.3%	12/31/2018	0.95	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	2.7%
2019	4.8%
2018	6.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Conservative R6 Class - 06-4F7 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.13	0	$0	1.25%	2.4%	12/31/2021	$1.14	0	$0	1.00%	2.6%	12/31/2021	$1.14	0	$0	0.75%	2.9%
12/31/2020	1.10	0	0	1.25%	8.4%	12/31/2020	1.11	0	0	1.00%	8.7%	12/31/2020	1.11	0	0	0.75%	9.0%
12/31/2019	1.02	0	0	1.25%	1.8%	12/31/2019	1.02	0	0	1.00%	1.8%	12/31/2019	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	0.50%	3.2%	12/31/2021	$1.15	0	$0	0.25%	3.4%	12/31/2021	$1.16	0	$0	0.00%	3.7%
12/31/2020	1.11	0	0	0.50%	9.3%	12/31/2020	1.12	0	0	0.25%	9.5%	12/31/2020	1.12	0	0	0.00%	9.8%
12/31/2019	1.02	0	0	0.50%	1.9%	12/31/2019	1.02	0	0	0.25%	2.0%	12/31/2019	1.02	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Government Bond Fund R4 Class - 06-FYC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$611	$618	57
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$624

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$624	591	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$624	591

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4
Mortality & expense charges			(3)
Net investment income (loss)			1

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7)
Net gain (loss)			(7)

Increase (decrease) in net assets from operations			$(6)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1	$5
Net realized gain (loss)		-	(403)
Realized gain distributions		-	74
Net change in unrealized appreciation (depreciation)		(7)	6

Increase (decrease) in net assets from operations		(6)	(318)

Contract owner transactions:
Proceeds from units sold		630	56,353
Cost of units redeemed		-	(56,653)
Account charges		-	(56)
Increase (decrease)		630	(356)
Net increase (decrease)		624	(674)
Net assets, beginning		-	674
Net assets, ending		$624	$-

Units sold		591	51,212
Units redeemed		-	(51,861)
Net increase (decrease)		591	(649)
Units outstanding, beginning		-	649
Units outstanding, ending		591	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$264,322
Cost of units redeemed/account charges			(272,542)
Net investment income (loss)			1,670
Net realized gain (loss)			7,107
Realized gain distributions			74
Net change in unrealized appreciation (depreciation)			(7)
Net assets			$624

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	1	$1	1.25%	-3.5%	12/31/2021	$1.07	0	$0	1.00%	-3.2%	12/31/2021	$1.08	0	$0	0.75%	-3.0%
12/31/2020	1.09	0	0	1.25%	5.4%	12/31/2020	1.10	0	0	1.00%	5.7%	12/31/2020	1.11	0	0	0.75%	5.9%
12/31/2019	1.04	1	1	1.25%	5.2%	12/31/2019	1.04	0	0	1.00%	5.5%	12/31/2019	1.05	0	0	0.75%	5.8%
12/31/2018	0.99	83	82	1.25%	-0.6%	12/31/2018	0.99	0	0	1.00%	-0.4%	12/31/2018	0.99	0	0	0.75%	-0.1%
12/31/2017	0.99	0	0	1.25%	-0.7%	12/31/2017	0.99	0	0	1.00%	-0.6%	12/31/2017	1.00	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	0	$0	0.50%	-2.7%	12/31/2021	$1.11	0	$0	0.25%	-2.5%	12/31/2021	$1.12	0	$0	0.00%	-2.2%
12/31/2020	1.12	0	0	0.50%	6.2%	12/31/2020	1.13	0	0	0.25%	6.5%	12/31/2020	1.14	0	0	0.00%	6.7%
12/31/2019	1.06	0	0	0.50%	6.0%	12/31/2019	1.06	0	0	0.25%	6.3%	12/31/2019	1.07	0	0	0.00%	6.6%
12/31/2018	1.00	0	0	0.50%	0.1%	12/31/2018	1.00	0	0	0.25%	0.4%	12/31/2018	1.01	0	0	0.00%	0.6%
12/31/2017	1.00	0	0	0.50%	-0.4%	12/31/2017	1.00	0	0	0.25%	-0.2%	12/31/2017	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	58.8%
2019	4.7%
2018	3.6%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Government Bond Fund R6 Class - 06-FYF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$91,671	$92,370	8,440
Receivables: investments sold	75
Payables: investments purchased	-
Net assets	$91,746

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$91,746	85,813	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$91,746	85,813

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,057
Mortality & expense charges			(834)
Net investment income (loss)			223

Gain (loss) on investments:
Net realized gain (loss)			(358)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(696)
Net gain (loss)			(1,054)

Increase (decrease) in net assets from operations			$(831)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$223	$224
Net realized gain (loss)		(358)	2,335
Realized gain distributions		-	12
Net change in unrealized appreciation (depreciation)		(696)	5

Increase (decrease) in net assets from operations		(831)	2,576

Contract owner transactions:
Proceeds from units sold		183,224	64,574
Cost of units redeemed		(106,649)	(61,582)
Account charges		(196)	(29)
Increase (decrease)		76,379	2,963
Net increase (decrease)		75,548	5,539
Net assets, beginning		16,198	10,659
Net assets, ending		$91,746	$16,198

Units sold		173,603	59,979
Units redeemed		(102,454)	(55,520)
Net increase (decrease)		71,149	4,459
Units outstanding, beginning		14,664	10,205
Units outstanding, ending		85,813	14,664

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$428,876
Cost of units redeemed/account charges			(344,960)
Net investment income (loss)			1,475
Net realized gain (loss)			7,042
Realized gain distributions			12
Net change in unrealized appreciation (depreciation)			(699)
Net assets			$91,746

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	86	$92	1.25%	-3.2%	12/31/2021	$1.08	0	$0	1.00%	-3.0%	12/31/2021	$1.09	0	$0	0.75%	-2.7%
12/31/2020	1.10	15	16	1.25%	5.8%	12/31/2020	1.11	0	0	1.00%	6.0%	12/31/2020	1.12	0	0	0.75%	6.3%
12/31/2019	1.04	10	11	1.25%	5.5%	12/31/2019	1.05	0	0	1.00%	5.8%	12/31/2019	1.06	0	0	0.75%	6.0%
12/31/2018	0.99	5	4	1.25%	-0.4%	12/31/2018	0.99	0	0	1.00%	-0.1%	12/31/2018	1.00	0	0	0.75%	0.1%
12/31/2017	0.99	0	0	1.25%	-0.6%	12/31/2017	1.00	0	0	1.00%	-0.5%	12/31/2017	1.00	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	0.50%	-2.5%	12/31/2021	$1.12	0	$0	0.25%	-2.2%	12/31/2021	$1.13	0	$0	0.00%	-2.0%
12/31/2020	1.13	0	0	0.50%	6.5%	12/31/2020	1.14	0	0	0.25%	6.8%	12/31/2020	1.15	0	0	0.00%	7.1%
12/31/2019	1.06	0	0	0.50%	6.3%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.08	0	0	0.00%	6.8%
12/31/2018	1.00	0	0	0.50%	0.4%	12/31/2018	1.01	0	0	0.25%	0.6%	12/31/2018	1.01	0	0	0.00%	0.9%
12/31/2017	1.00	0	0	0.50%	-0.2%	12/31/2017	1.00	0	0	0.25%	-0.1%	12/31/2017	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	5.5%
2019	22.4%
2018	8.3%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,652,103	$1,586,119	31,761
Receivables: investments sold	3,305
Payables: investments purchased	-
Net assets	$1,655,408

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,655,408	724,827	$2.28
Band 100	-	-	2.31
Band 75	-	-	2.34
Band 50	-	-	2.36
Band 25	-	-	2.39
Band 0	-	-	2.42
Total	$1,655,408	724,827

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(22,794)
Net investment income (loss)			(22,794)

Gain (loss) on investments:
Net realized gain (loss)			1,078,938
Realized gain distributions			134,562
Net change in unrealized appreciation (depreciation)			(911,045)
Net gain (loss)			302,455

Increase (decrease) in net assets from operations			$279,661

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(22,794)	$(45,748)
Net realized gain (loss)		1,078,938	376,354
Realized gain distributions		134,562	495,765
Net change in unrealized appreciation (depreciation)		(911,045)	726,662

Increase (decrease) in net assets from operations		279,661	1,553,033

Contract owner transactions:
Proceeds from units sold		413,695	1,809,905
Cost of units redeemed		(3,503,221)	(1,961,268)
Account charges		(1,454)	(1,302)
Increase (decrease)		(3,090,980)	(152,665)
Net increase (decrease)		(2,811,319)	1,400,368
Net assets, beginning		4,466,727	3,066,359
Net assets, ending		$1,655,408	$4,466,727

Units sold		187,868	1,143,295
Units redeemed		(1,601,384)	(1,153,004)
Net increase (decrease)		(1,413,516)	(9,709)
Units outstanding, beginning		2,138,343	2,148,052
Units outstanding, ending		724,827	2,138,343

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,682,162
Cost of units redeemed/account charges			(6,428,112)
Net investment income (loss)			(114,358)
Net realized gain (loss)			1,507,283
Realized gain distributions			942,449
Net change in unrealized appreciation (depreciation)			65,984
Net assets			$1,655,408

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.28	725	$1,655	1.25%	9.3%	12/31/2021	$2.31	0	$0	1.00%	9.6%	12/31/2021	$2.34	0	$0	0.75%	9.9%
12/31/2020	2.09	2,138	4,467	1.25%	46.3%	12/31/2020	2.11	0	0	1.00%	46.7%	12/31/2020	2.13	0	0	0.75%	47.1%
12/31/2019	1.43	2,148	3,066	1.25%	37.8%	12/31/2019	1.44	0	0	1.00%	38.2%	12/31/2019	1.45	0	0	0.75%	38.5%
12/31/2018	1.04	1,295	1,341	1.25%	-6.4%	12/31/2018	1.04	0	0	1.00%	-6.1%	12/31/2018	1.04	0	0	0.75%	-5.9%
12/31/2017	1.11	701	775	1.25%	10.6%	12/31/2017	1.11	0	0	1.00%	10.8%	12/31/2017	1.11	0	0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.36	0	$0	0.50%	10.2%	12/31/2021	$2.39	0	$0	0.25%	10.4%	12/31/2021	$2.42	0	$0	0.00%	10.7%
12/31/2020	2.14	0	0	0.50%	47.4%	12/31/2020	2.16	0	0	0.25%	47.8%	12/31/2020	2.18	0	0	0.00%	48.2%
12/31/2019	1.45	0	0	0.50%	38.9%	12/31/2019	1.46	0	0	0.25%	39.2%	12/31/2019	1.47	0	0	0.00%	39.5%
12/31/2018	1.05	0	0	0.50%	-5.7%	12/31/2018	1.05	0	0	0.25%	-5.4%	12/31/2018	1.06	0	0	0.00%	-5.2%
12/31/2017	1.11	0	0	0.50%	11.1%	12/31/2017	1.11	0	0	0.25%	11.2%	12/31/2017	1.11	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,393,779	$8,519,576	176,358
Receivables: investments sold	103,123
Payables: investments purchased	-
Net assets	$9,496,902

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,496,902	4,110,270	$2.31
Band 100	-	-	2.34
Band 75	-	-	2.36
Band 50	-	-	2.39
Band 25	-	-	2.42
Band 0	-	-	2.44
Total	$9,496,902	4,110,270

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(118,062)
Net investment income (loss)			(118,062)

Gain (loss) on investments:
Net realized gain (loss)			718,064
Realized gain distributions			751,366
Net change in unrealized appreciation (depreciation)			(602,921)
Net gain (loss)			866,509

Increase (decrease) in net assets from operations			$748,447

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(118,062)	$(49,663)
Net realized gain (loss)		718,064	130,130
Realized gain distributions		751,366	641,200
Net change in unrealized appreciation (depreciation)		(602,921)	1,246,924

Increase (decrease) in net assets from operations		748,447	1,968,591

Contract owner transactions:
Proceeds from units sold		4,819,477	2,034,364
Cost of units redeemed		(3,045,388)	(1,254,107)
Account charges		(5,240)	(3,044)
Increase (decrease)		1,768,849	777,213
Net increase (decrease)		2,517,296	2,745,804
Net assets, beginning		6,979,606	4,233,802
Net assets, ending		$9,496,902	$6,979,606

Units sold		2,182,816	1,160,663
Units redeemed		(1,383,638)	(795,364)
Net increase (decrease)		799,178	365,299
Units outstanding, beginning		3,311,092	2,945,793
Units outstanding, ending		4,110,270	3,311,092

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,168,560
Cost of units redeemed/account charges			(6,009,624)
Net investment income (loss)			(229,021)
Net realized gain (loss)			837,680
Realized gain distributions			1,855,104
Net change in unrealized appreciation (depreciation)			874,203
Net assets			$9,496,902

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.31	4,110	$9,497	1.25%	9.6%	12/31/2021	$2.34	0	$0	1.00%	9.9%	12/31/2021	$2.36	0	$0	0.75%	10.2%
12/31/2020	2.11	3,311	6,980	1.25%	46.7%	12/31/2020	2.13	0	0	1.00%	47.0%	12/31/2020	2.15	0	0	0.75%	47.4%
12/31/2019	1.44	2,946	4,234	1.25%	38.2%	12/31/2019	1.45	0	0	1.00%	38.6%	12/31/2019	1.46	0	0	0.75%	38.9%
12/31/2018	1.04	2,454	2,551	1.25%	-6.2%	12/31/2018	1.04	0	0	1.00%	-5.9%	12/31/2018	1.05	0	0	0.75%	-5.7%
12/31/2017	1.11	104	115	1.25%	10.8%	12/31/2017	1.11	0	0	1.00%	10.9%	12/31/2017	1.11	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.39	0	$0	0.50%	10.4%	12/31/2021	$2.42	0	$0	0.25%	10.7%	12/31/2021	$2.44	0	$0	0.00%	11.0%
12/31/2020	2.16	0	0	0.50%	47.8%	12/31/2020	2.18	0	0	0.25%	48.1%	12/31/2020	2.20	0	0	0.00%	48.5%
12/31/2019	1.46	0	0	0.50%	39.3%	12/31/2019	1.47	0	0	0.25%	39.6%	12/31/2019	1.48	0	0	0.00%	40.0%
12/31/2018	1.05	0	0	0.50%	-5.4%	12/31/2018	1.06	0	0	0.25%	-5.2%	12/31/2018	1.06	0	0	0.00%	-5.0%
12/31/2017	1.11	0	0	0.50%	11.2%	12/31/2017	1.11	0	0	0.25%	11.4%	12/31/2017	1.12	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,858	$43,767	1,126
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$45,857

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,857	31,131	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$45,857	31,131

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$186
Mortality & expense charges			(504)
Net investment income (loss)			(318)

Gain (loss) on investments:
Net realized gain (loss)			404
Realized gain distributions			5,635
Net change in unrealized appreciation (depreciation)			3,640
Net gain (loss)			9,679

Increase (decrease) in net assets from operations			$9,361

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(318)	$(9)
Net realized gain (loss)		404	(1,943)
Realized gain distributions		5,635	1,978
Net change in unrealized appreciation (depreciation)		3,640	(1,417)

Increase (decrease) in net assets from operations		9,361	(1,391)

Contract owner transactions:
Proceeds from units sold		6,777	4,166
Cost of units redeemed		(2,581)	(5,866)
Account charges		-	-
Increase (decrease)		4,196	(1,700)
Net increase (decrease)		13,557	(3,091)
Net assets, beginning		32,300	35,391
Net assets, ending		$45,857	$32,300

Units sold		4,880	4,320
Units redeemed		(1,858)	(6,679)
Net increase (decrease)		3,022	(2,359)
Units outstanding, beginning		28,109	30,468
Units outstanding, ending		31,131	28,109

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$60,079
Cost of units redeemed/account charges			(24,253)
Net investment income (loss)			(223)
Net realized gain (loss)			(2,647)
Realized gain distributions			10,810
Net change in unrealized appreciation (depreciation)			2,091
Net assets			$45,857

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	31	$46	1.25%	28.2%	12/31/2021	$1.49	0	$0	1.00%	28.5%	12/31/2021	$1.51	0	$0	0.75%	28.8%
12/31/2020	1.15	28	32	1.25%	-1.1%	12/31/2020	1.16	0	0	1.00%	-0.8%	12/31/2020	1.17	0	0	0.75%	-0.6%
12/31/2019	1.16	30	35	1.25%	24.8%	12/31/2019	1.17	0	0	1.00%	25.1%	12/31/2019	1.18	0	0	0.75%	25.4%
12/31/2018	0.93	30	28	1.25%	-12.9%	12/31/2018	0.93	0	0	1.00%	-12.7%	12/31/2018	0.94	0	0	0.75%	-12.5%
12/31/2017	1.07	0	0	1.25%	7.0%	12/31/2017	1.07	0	0	1.00%	7.1%	12/31/2017	1.07	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	0.50%	29.2%	12/31/2021	$1.54	0	$0	0.25%	29.5%	12/31/2021	$1.56	0	$0	0.00%	29.8%
12/31/2020	1.18	0	0	0.50%	-0.3%	12/31/2020	1.19	0	0	0.25%	-0.1%	12/31/2020	1.20	0	0	0.00%	0.2%
12/31/2019	1.18	0	0	0.50%	25.7%	12/31/2019	1.19	0	0	0.25%	26.0%	12/31/2019	1.20	0	0	0.00%	26.3%
12/31/2018	0.94	0	0	0.50%	-12.3%	12/31/2018	0.95	0	0	0.25%	-12.1%	12/31/2018	0.95	0	0	0.00%	-11.8%
12/31/2017	1.07	0	0	0.50%	7.4%	12/31/2017	1.08	0	0	0.25%	7.5%	12/31/2017	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	1.0%
2019	1.2%
2018	3.4%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Value Fund R6 Class - 06-FYK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,691,604	$1,616,141	40,628
Receivables: investments sold	-
Payables: investments purchased	(2,255)
Net assets	$1,689,349

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,689,349	1,134,149	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$1,689,349	1,134,149

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$14,152
Mortality & expense charges			(18,976)
Net investment income (loss)			(4,824)

Gain (loss) on investments:
Net realized gain (loss)			31,397
Realized gain distributions			207,778
Net change in unrealized appreciation (depreciation)			126,377
Net gain (loss)			365,552

Increase (decrease) in net assets from operations			$360,728

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,824)	$3,949
Net realized gain (loss)		31,397	(6,196)
Realized gain distributions		207,778	77,039
Net change in unrealized appreciation (depreciation)		126,377	(36,548)

Increase (decrease) in net assets from operations		360,728	38,244

Contract owner transactions:
Proceeds from units sold		318,662	349,518
Cost of units redeemed		(258,038)	(149,227)
Account charges		(1,416)	(1,120)
Increase (decrease)		59,208	199,171
Net increase (decrease)		419,936	237,415
Net assets, beginning		1,269,413	1,031,998
Net assets, ending		$1,689,349	$1,269,413

Units sold		227,018	352,872
Units redeemed		(187,952)	(140,800)
Net increase (decrease)		39,066	212,072
Units outstanding, beginning		1,095,083	883,011
Units outstanding, ending		1,134,149	1,095,083

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,951,665
Cost of units redeemed/account charges			(731,165)
Net investment income (loss)			9,725
Net realized gain (loss)			22,201
Realized gain distributions			361,460
Net change in unrealized appreciation (depreciation)			75,463
Net assets			$1,689,349

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	1,134	$1,689	1.25%	28.5%	12/31/2021	$1.51	0	$0	1.00%	28.8%	12/31/2021	$1.52	0	$0	0.75%	29.1%
12/31/2020	1.16	1,095	1,269	1.25%	-0.8%	12/31/2020	1.17	0	0	1.00%	-0.6%	12/31/2020	1.18	0	0	0.75%	-0.3%
12/31/2019	1.17	883	1,032	1.25%	25.1%	12/31/2019	1.18	0	0	1.00%	25.4%	12/31/2019	1.18	0	0	0.75%	25.7%
12/31/2018	0.93	679	635	1.25%	-12.8%	12/31/2018	0.94	0	0	1.00%	-12.5%	12/31/2018	0.94	0	0	0.75%	-12.3%
12/31/2017	1.07	0	0	1.25%	7.1%	12/31/2017	1.07	0	0	1.00%	7.2%	12/31/2017	1.07	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	29.5%	12/31/2021	$1.56	0	$0	0.25%	29.8%	12/31/2021	$1.58	0	$0	0.00%	30.1%
12/31/2020	1.19	0	0	0.50%	-0.1%	12/31/2020	1.20	0	0	0.25%	0.2%	12/31/2020	1.21	0	0	0.00%	0.4%
12/31/2019	1.19	0	0	0.50%	26.0%	12/31/2019	1.20	0	0	0.25%	26.4%	12/31/2019	1.21	0	0	0.00%	26.7%
12/31/2018	0.94	0	0	0.50%	-12.1%	12/31/2018	0.95	0	0	0.25%	-11.9%	12/31/2018	0.95	0	0	0.00%	-11.7%
12/31/2017	1.08	0	0	0.50%	7.5%	12/31/2017	1.08	0	0	0.25%	7.6%	12/31/2017	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.4%
2019	1.6%
2018	3.4%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2020 Fund R4 Class - 06-GMM (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	1.25%	4.8%	12/31/2021	$1.24	0	$0	1.00%	5.0%	12/31/2021	$1.25	0	$0	0.75%	5.3%
12/31/2020	1.17	0	0	1.25%	8.6%	12/31/2020	1.18	0	0	1.00%	8.8%	12/31/2020	1.19	0	0	0.75%	9.1%
12/31/2019	1.08	0	0	1.25%	13.8%	12/31/2019	1.08	0	0	1.00%	14.1%	12/31/2019	1.09	0	0	0.75%	14.4%
12/31/2018	0.95	0	0	1.25%	-6.0%	12/31/2018	0.95	0	0	1.00%	-5.7%	12/31/2018	0.95	0	0	0.75%	-5.5%
12/31/2017	1.01	0	0	1.25%	0.7%	12/31/2017	1.01	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	0.50%	5.6%	12/31/2021	$1.28	0	$0	0.25%	5.8%	12/31/2021	$1.29	0	$0	0.00%	6.1%
12/31/2020	1.20	0	0	0.50%	9.4%	12/31/2020	1.21	0	0	0.25%	9.7%	12/31/2020	1.22	0	0	0.00%	9.9%
12/31/2019	1.09	0	0	0.50%	14.7%	12/31/2019	1.10	0	0	0.25%	15.0%	12/31/2019	1.11	0	0	0.00%	15.2%
12/31/2018	0.95	0	0	0.50%	-5.3%	12/31/2018	0.96	0	0	0.25%	-5.0%	12/31/2018	0.96	0	0	0.00%	-4.8%
12/31/2017	1.01	0	0	0.50%	0.7%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,997,214	$3,772,359	187,654
Receivables: investments sold	-
Payables: investments purchased	(179)
Net assets	$3,997,035

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,997,035	3,190,178	$1.25
Band 100	-	-	1.28
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$3,997,035	3,190,178

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$95,362
Mortality & expense charges			(53,179)
Net investment income (loss)			42,183

Gain (loss) on investments:
Net realized gain (loss)			100,865
Realized gain distributions			142,587
Net change in unrealized appreciation (depreciation)			(74,128)
Net gain (loss)			169,324

Increase (decrease) in net assets from operations			$211,507

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$42,183	$37,252
Net realized gain (loss)		100,865	20,883
Realized gain distributions		142,587	92,818
Net change in unrealized appreciation (depreciation)		(74,128)	209,218

Increase (decrease) in net assets from operations		211,507	360,171

Contract owner transactions:
Proceeds from units sold		481,456	926,906
Cost of units redeemed		(981,162)	(877,832)
Account charges		(7,667)	(8,372)
Increase (decrease)		(507,373)	40,702
Net increase (decrease)		(295,866)	400,873
Net assets, beginning		4,292,901	3,892,028
Net assets, ending		$3,997,035	$4,292,901

Units sold		392,317	849,373
Units redeemed		(801,012)	(799,587)
Net increase (decrease)		(408,695)	49,786
Units outstanding, beginning		3,598,873	3,549,087
Units outstanding, ending		3,190,178	3,598,873

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,855,023
Cost of units redeemed/account charges			(2,677,371)
Net investment income (loss)			162,122
Net realized gain (loss)			104,609
Realized gain distributions			327,797
Net change in unrealized appreciation (depreciation)			224,855
Net assets			$3,997,035

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	3,190	$3,997	1.25%	5.0%	12/31/2021	$1.28	0	$0	1.00%	5.3%	12/31/2021	$1.28	0	$0	0.75%	5.6%
12/31/2020	1.19	3,599	4,293	1.25%	8.8%	12/31/2020	1.22	0	0	1.00%	9.0%	12/31/2020	1.21	0	0	0.75%	9.3%
12/31/2019	1.10	3,549	3,892	1.25%	14.1%	12/31/2019	1.12	0	0	1.00%	14.6%	12/31/2019	1.11	0	0	0.75%	14.7%
12/31/2018	0.96	2,709	2,604	1.25%	-5.7%	12/31/2018	0.98	0	0	1.00%	-4.5%	12/31/2018	0.97	0	0	0.75%	-5.3%
12/31/2017	1.02	0	0	1.25%	2.0%	12/31/2017	1.02	0	0	1.00%	2.2%	12/31/2017	1.02	0	0	0.75%	2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	5.8%	12/31/2021	$1.31	0	$0	0.25%	6.1%	12/31/2021	$1.32	0	$0	0.00%	6.4%
12/31/2020	1.22	0	0	0.50%	9.6%	12/31/2020	1.23	0	0	0.25%	9.9%	12/31/2020	1.24	0	0	0.00%	10.1%
12/31/2019	1.11	0	0	0.50%	14.9%	12/31/2019	1.12	0	0	0.25%	15.2%	12/31/2019	1.13	0	0	0.00%	15.5%
12/31/2018	0.97	0	0	0.50%	-5.0%	12/31/2018	0.97	0	0	0.25%	-4.8%	12/31/2018	0.98	0	0	0.00%	-4.5%
12/31/2017	1.02	0	0	0.50%	2.1%	12/31/2017	1.02	0	0	0.25%	2.1%	12/31/2017	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	2.1%
2019	3.0%
2018	3.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2025 Fund R4 Class - 06-GMN (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	0	$0	1.25%	7.4%	12/31/2021	$1.30	0	$0	1.00%	7.7%	12/31/2021	$1.31	0	$0	0.75%	8.0%
12/31/2020	1.20	0	0	1.25%	9.7%	12/31/2020	1.21	0	0	1.00%	10.0%	12/31/2020	1.21	0	0	0.75%	10.2%
12/31/2019	1.09	0	0	1.25%	16.5%	12/31/2019	1.10	0	0	1.00%	16.8%	12/31/2019	1.10	0	0	0.75%	17.1%
12/31/2018	0.94	0	0	1.25%	-7.1%	12/31/2018	0.94	0	0	1.00%	-6.9%	12/31/2018	0.94	0	0	0.75%	-6.7%
12/31/2017	1.01	0	0	1.25%	0.8%	12/31/2017	1.01	0	0	1.00%	0.8%	12/31/2017	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	0.50%	8.2%	12/31/2021	$1.34	0	$0	0.25%	8.5%	12/31/2021	$1.35	0	$0	0.00%	8.8%
12/31/2020	1.22	0	0	0.50%	10.5%	12/31/2020	1.23	0	0	0.25%	10.8%	12/31/2020	1.24	0	0	0.00%	11.1%
12/31/2019	1.11	0	0	0.50%	17.4%	12/31/2019	1.11	0	0	0.25%	17.7%	12/31/2019	1.12	0	0	0.00%	18.0%
12/31/2018	0.94	0	0	0.50%	-6.4%	12/31/2018	0.95	0	0	0.25%	-6.2%	12/31/2018	0.95	0	0	0.00%	-6.0%
12/31/2017	1.01	0	0	0.50%	0.8%	12/31/2017	1.01	0	0	0.25%	0.8%	12/31/2017	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,865,571	$2,589,810	119,104
Receivables: investments sold	73
Payables: investments purchased	-
Net assets	$2,865,644

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,865,644	2,175,433	$1.32
Band 100	-	-	1.35
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$2,865,644	2,175,433

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$63,608
Mortality & expense charges			(34,912)
Net investment income (loss)			28,696

Gain (loss) on investments:
Net realized gain (loss)			69,284
Realized gain distributions			84,002
Net change in unrealized appreciation (depreciation)			23,463
Net gain (loss)			176,749

Increase (decrease) in net assets from operations			$205,445

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,696	$19,550
Net realized gain (loss)		69,284	13,472
Realized gain distributions		84,002	48,153
Net change in unrealized appreciation (depreciation)		23,463	158,180

Increase (decrease) in net assets from operations		205,445	239,355

Contract owner transactions:
Proceeds from units sold		460,309	1,370,344
Cost of units redeemed		(552,565)	(898,070)
Account charges		(8,612)	(8,813)
Increase (decrease)		(100,868)	463,461
Net increase (decrease)		104,577	702,816
Net assets, beginning		2,761,067	2,058,251
Net assets, ending		$2,865,644	$2,761,067

Units sold		359,706	1,228,960
Units redeemed		(441,956)	(821,399)
Net increase (decrease)		(82,250)	407,561
Units outstanding, beginning		2,257,683	1,850,122
Units outstanding, ending		2,175,433	2,257,683

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,761,063
Cost of units redeemed/account charges			(2,507,209)
Net investment income (loss)			86,544
Net realized gain (loss)			69,605
Realized gain distributions			179,880
Net change in unrealized appreciation (depreciation)			275,761
Net assets			$2,865,644

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	2,175	$2,866	1.25%	7.7%	12/31/2021	$1.35	0	$0	1.00%	8.0%	12/31/2021	$1.35	0	$0	0.75%	8.3%
12/31/2020	1.22	2,258	2,761	1.25%	9.9%	12/31/2020	1.25	0	0	1.00%	10.2%	12/31/2020	1.24	0	0	0.75%	10.5%
12/31/2019	1.11	1,850	2,058	1.25%	16.9%	12/31/2019	1.13	0	0	1.00%	17.4%	12/31/2019	1.12	0	0	0.75%	17.5%
12/31/2018	0.95	1,508	1,436	1.25%	-6.9%	12/31/2018	0.97	0	0	1.00%	-5.8%	12/31/2018	0.96	0	0	0.75%	-6.5%
12/31/2017	1.02	0	0	1.25%	2.3%	12/31/2017	1.02	0	0	1.00%	2.5%	12/31/2017	1.02	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	0.50%	8.5%	12/31/2021	$1.37	0	$0	0.25%	8.8%	12/31/2021	$1.39	0	$0	0.00%	9.1%
12/31/2020	1.25	0	0	0.50%	10.8%	12/31/2020	1.26	0	0	0.25%	11.0%	12/31/2020	1.27	0	0	0.00%	11.3%
12/31/2019	1.13	0	0	0.50%	17.8%	12/31/2019	1.14	0	0	0.25%	18.0%	12/31/2019	1.14	0	0	0.00%	18.3%
12/31/2018	0.96	0	0	0.50%	-6.2%	12/31/2018	0.96	0	0	0.25%	-6.0%	12/31/2018	0.97	0	0	0.00%	-5.7%
12/31/2017	1.02	0	0	0.50%	2.4%	12/31/2017	1.02	0	0	0.25%	2.4%	12/31/2017	1.02	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	2.1%
2019	2.6%
2018	2.6%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2030 Fund R4 Class - 06-GMP (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	1.25%	9.7%	12/31/2021	$1.35	0	$0	1.00%	10.0%	12/31/2021	$1.36	0	$0	0.75%	10.3%
12/31/2020	1.22	0	0	1.25%	10.5%	12/31/2020	1.23	0	0	1.00%	10.8%	12/31/2020	1.24	0	0	0.75%	11.0%
12/31/2019	1.10	0	0	1.25%	18.6%	12/31/2019	1.11	0	0	1.00%	18.9%	12/31/2019	1.11	0	0	0.75%	19.2%
12/31/2018	0.93	0	0	1.25%	-8.0%	12/31/2018	0.93	0	0	1.00%	-7.7%	12/31/2018	0.93	0	0	0.75%	-7.5%
12/31/2017	1.01	0	0	1.25%	0.9%	12/31/2017	1.01	0	0	1.00%	0.9%	12/31/2017	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	0.50%	10.5%	12/31/2021	$1.39	0	$0	0.25%	10.8%	12/31/2021	$1.40	0	$0	0.00%	11.1%
12/31/2020	1.24	0	0	0.50%	11.3%	12/31/2020	1.25	0	0	0.25%	11.6%	12/31/2020	1.26	0	0	0.00%	11.9%
12/31/2019	1.12	0	0	0.50%	19.5%	12/31/2019	1.12	0	0	0.25%	19.8%	12/31/2019	1.13	0	0	0.00%	20.1%
12/31/2018	0.94	0	0	0.50%	-7.3%	12/31/2018	0.94	0	0	0.25%	-7.0%	12/31/2018	0.94	0	0	0.00%	-6.8%
12/31/2017	1.01	0	0	0.50%	0.9%	12/31/2017	1.01	0	0	0.25%	1.0%	12/31/2017	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,547,817	$3,939,228	188,385
Receivables: investments sold	418,035
Payables: investments purchased	-
Net assets	$4,965,852

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,965,852	3,622,417	$1.37
Band 100	-	-	1.40
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$4,965,852	3,622,417

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$97,523
Mortality & expense charges			(52,419)
Net investment income (loss)			45,104

Gain (loss) on investments:
Net realized gain (loss)			55,749
Realized gain distributions			136,270
Net change in unrealized appreciation (depreciation)			148,378
Net gain (loss)			340,397

Increase (decrease) in net assets from operations			$385,501

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45,104	$21,744
Net realized gain (loss)		55,749	(4,782)
Realized gain distributions		136,270	39,329
Net change in unrealized appreciation (depreciation)		148,378	312,540

Increase (decrease) in net assets from operations		385,501	368,831

Contract owner transactions:
Proceeds from units sold		1,152,649	937,103
Cost of units redeemed		(358,600)	(462,007)
Account charges		(11,260)	(9,693)
Increase (decrease)		782,789	465,403
Net increase (decrease)		1,168,290	834,234
Net assets, beginning		3,797,562	2,963,328
Net assets, ending		$4,965,852	$3,797,562

Units sold		860,124	850,135
Units redeemed		(283,512)	(437,229)
Net increase (decrease)		576,612	412,906
Units outstanding, beginning		3,045,805	2,632,899
Units outstanding, ending		3,622,417	3,045,805

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,608,413
Cost of units redeemed/account charges			(1,646,860)
Net investment income (loss)			113,263
Net realized gain (loss)			34,735
Realized gain distributions			247,712
Net change in unrealized appreciation (depreciation)			608,589
Net assets			$4,965,852

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	3,622	$4,966	1.25%	9.9%	12/31/2021	$1.40	0	$0	1.00%	10.2%	12/31/2021	$1.40	0	$0	0.75%	10.5%
12/31/2020	1.25	3,046	3,798	1.25%	10.8%	12/31/2020	1.27	0	0	1.00%	11.1%	12/31/2020	1.27	0	0	0.75%	11.3%
12/31/2019	1.13	2,633	2,963	1.25%	18.9%	12/31/2019	1.15	0	0	1.00%	19.5%	12/31/2019	1.14	0	0	0.75%	19.5%
12/31/2018	0.95	1,761	1,666	1.25%	-7.8%	12/31/2018	0.96	0	0	1.00%	-6.6%	12/31/2018	0.95	0	0	0.75%	-7.3%
12/31/2017	1.03	0	0	1.25%	2.6%	12/31/2017	1.03	0	0	1.00%	2.8%	12/31/2017	1.03	0	0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	10.8%	12/31/2021	$1.43	0	$0	0.25%	11.1%	12/31/2021	$1.44	0	$0	0.00%	11.3%
12/31/2020	1.28	0	0	0.50%	11.6%	12/31/2020	1.29	0	0	0.25%	11.9%	12/31/2020	1.30	0	0	0.00%	12.2%
12/31/2019	1.14	0	0	0.50%	19.8%	12/31/2019	1.15	0	0	0.25%	20.1%	12/31/2019	1.16	0	0	0.00%	20.4%
12/31/2018	0.95	0	0	0.50%	-7.1%	12/31/2018	0.96	0	0	0.25%	-6.8%	12/31/2018	0.96	0	0	0.00%	-6.6%
12/31/2017	1.03	0	0	0.50%	2.7%	12/31/2017	1.03	0	0	0.25%	2.8%	12/31/2017	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	1.8%
2019	2.6%
2018	2.4%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2035 Fund R4 Class - 06-GMR (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	1.25%	12.4%	12/31/2021	$1.40	0	$0	1.00%	12.7%	12/31/2021	$1.41	0	$0	0.75%	13.0%
12/31/2020	1.23	0	0	1.25%	11.0%	12/31/2020	1.24	0	0	1.00%	11.2%	12/31/2020	1.25	0	0	0.75%	11.5%
12/31/2019	1.11	0	0	1.25%	20.5%	12/31/2019	1.12	0	0	1.00%	20.8%	12/31/2019	1.12	0	0	0.75%	21.1%
12/31/2018	0.92	0	0	1.25%	-8.8%	12/31/2018	0.92	0	0	1.00%	-8.5%	12/31/2018	0.93	0	0	0.75%	-8.3%
12/31/2017	1.01	0	0	1.25%	1.0%	12/31/2017	1.01	0	0	1.00%	1.1%	12/31/2017	1.01	0	0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	0.50%	13.2%	12/31/2021	$1.44	0	$0	0.25%	13.5%	12/31/2021	$1.46	0	$0	0.00%	13.8%
12/31/2020	1.26	0	0	0.50%	11.8%	12/31/2020	1.27	0	0	0.25%	12.1%	12/31/2020	1.28	0	0	0.00%	12.4%
12/31/2019	1.13	0	0	0.50%	21.4%	12/31/2019	1.13	0	0	0.25%	21.7%	12/31/2019	1.14	0	0	0.00%	22.0%
12/31/2018	0.93	0	0	0.50%	-8.1%	12/31/2018	0.93	0	0	0.25%	-7.8%	12/31/2018	0.93	0	0	0.00%	-7.6%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,039,621	$3,360,580	126,159
Receivables: investments sold	-
Payables: investments purchased	(417,586)
Net assets	$3,622,035

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,622,035	2,542,878	$1.42
Band 100	-	-	1.46
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$3,622,035	2,542,878

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$94,511
Mortality & expense charges			(46,820)
Net investment income (loss)			47,691

Gain (loss) on investments:
Net realized gain (loss)			69,586
Realized gain distributions			125,477
Net change in unrealized appreciation (depreciation)			194,712
Net gain (loss)			389,775

Increase (decrease) in net assets from operations			$437,466

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$47,691	$20,422
Net realized gain (loss)		69,586	4,803
Realized gain distributions		125,477	2,763
Net change in unrealized appreciation (depreciation)		194,712	325,389

Increase (decrease) in net assets from operations		437,466	353,377

Contract owner transactions:
Proceeds from units sold		592,609	845,764
Cost of units redeemed		(828,482)	(312,950)
Account charges		(8,487)	(6,893)
Increase (decrease)		(244,360)	525,921
Net increase (decrease)		193,106	879,298
Net assets, beginning		3,428,929	2,549,631
Net assets, ending		$3,622,035	$3,428,929

Units sold		436,941	761,763
Units redeemed		(606,448)	(292,567)
Net increase (decrease)		(169,507)	469,196
Units outstanding, beginning		2,712,385	2,243,189
Units outstanding, ending		2,542,878	2,712,385

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,694,278
Cost of units redeemed/account charges			(2,125,452)
Net investment income (loss)			111,863
Net realized gain (loss)			62,059
Realized gain distributions			200,246
Net change in unrealized appreciation (depreciation)			679,041
Net assets			$3,622,035

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	2,543	$3,622	1.25%	12.7%	12/31/2021	$1.46	0	$0	1.00%	13.0%	12/31/2021	$1.45	0	$0	0.75%	13.2%
12/31/2020	1.26	2,712	3,429	1.25%	11.2%	12/31/2020	1.29	0	0	1.00%	11.5%	12/31/2020	1.28	0	0	0.75%	11.8%
12/31/2019	1.14	2,243	2,550	1.25%	20.7%	12/31/2019	1.16	0	0	1.00%	21.3%	12/31/2019	1.15	0	0	0.75%	21.3%
12/31/2018	0.94	2,056	1,936	1.25%	-8.5%	12/31/2018	0.96	0	0	1.00%	-7.4%	12/31/2018	0.95	0	0	0.75%	-8.1%
12/31/2017	1.03	0	0	1.25%	2.9%	12/31/2017	1.03	0	0	1.00%	3.1%	12/31/2017	1.03	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	13.5%	12/31/2021	$1.49	0	$0	0.25%	13.8%	12/31/2021	$1.50	0	$0	0.00%	14.1%
12/31/2020	1.29	0	0	0.50%	12.1%	12/31/2020	1.30	0	0	0.25%	12.3%	12/31/2020	1.32	0	0	0.00%	12.6%
12/31/2019	1.16	0	0	0.50%	21.6%	12/31/2019	1.16	0	0	0.25%	22.0%	12/31/2019	1.17	0	0	0.00%	22.3%
12/31/2018	0.95	0	0	0.50%	-7.8%	12/31/2018	0.95	0	0	0.25%	-7.6%	12/31/2018	0.96	0	0	0.00%	-7.4%
12/31/2017	1.03	0	0	0.50%	3.0%	12/31/2017	1.03	0	0	0.25%	3.1%	12/31/2017	1.03	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.7%
2020	1.8%
2019	2.5%
2018	2.4%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2040 Fund R4 Class - 06-GMT (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	1.25%	14.2%	12/31/2021	$1.44	0	$0	1.00%	14.5%	12/31/2021	$1.45	0	$0	0.75%	14.7%
12/31/2020	1.25	0	0	1.25%	11.3%	12/31/2020	1.25	0	0	1.00%	11.6%	12/31/2020	1.26	0	0	0.75%	11.9%
12/31/2019	1.12	0	0	1.25%	22.0%	12/31/2019	1.12	0	0	1.00%	22.3%	12/31/2019	1.13	0	0	0.75%	22.6%
12/31/2018	0.92	0	0	1.25%	-9.4%	12/31/2018	0.92	0	0	1.00%	-9.1%	12/31/2018	0.92	0	0	0.75%	-8.9%
12/31/2017	1.01	0	0	1.25%	1.1%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	15.0%	12/31/2021	$1.48	0	$0	0.25%	15.3%	12/31/2021	$1.50	0	$0	0.00%	15.6%
12/31/2020	1.27	0	0	0.50%	12.2%	12/31/2020	1.28	0	0	0.25%	12.5%	12/31/2020	1.29	0	0	0.00%	12.7%
12/31/2019	1.14	0	0	0.50%	22.9%	12/31/2019	1.14	0	0	0.25%	23.2%	12/31/2019	1.15	0	0	0.00%	23.5%
12/31/2018	0.92	0	0	0.50%	-8.7%	12/31/2018	0.93	0	0	0.25%	-8.4%	12/31/2018	0.93	0	0	0.00%	-8.2%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,026,632	$1,656,264	67,333
Receivables: investments sold	117
Payables: investments purchased	-
Net assets	$2,026,749

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,026,749	1,383,817	$1.46
Band 100	-	-	1.50
Band 75	-	-	1.50
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.54
Total	$2,026,749	1,383,817

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$47,724
Mortality & expense charges			(24,645)
Net investment income (loss)			23,079

Gain (loss) on investments:
Net realized gain (loss)			105,771
Realized gain distributions			64,375
Net change in unrealized appreciation (depreciation)			64,716
Net gain (loss)			234,862

Increase (decrease) in net assets from operations			$257,941

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,079	$8,650
Net realized gain (loss)		105,771	16,812
Realized gain distributions		64,375	-
Net change in unrealized appreciation (depreciation)		64,716	190,916

Increase (decrease) in net assets from operations		257,941	216,378

Contract owner transactions:
Proceeds from units sold		347,951	309,066
Cost of units redeemed		(541,706)	(268,435)
Account charges		(5,471)	(5,782)
Increase (decrease)		(199,226)	34,849
Net increase (decrease)		58,715	251,227
Net assets, beginning		1,968,034	1,716,807
Net assets, ending		$2,026,749	$1,968,034

Units sold		251,700	282,365
Units redeemed		(406,419)	(241,748)
Net increase (decrease)		(154,719)	40,617
Units outstanding, beginning		1,538,536	1,497,919
Units outstanding, ending		1,383,817	1,538,536

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,768,899
Cost of units redeemed/account charges			(1,392,626)
Net investment income (loss)			56,405
Net realized gain (loss)			112,612
Realized gain distributions			111,091
Net change in unrealized appreciation (depreciation)			370,368
Net assets			$2,026,749

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	1,384	$2,027	1.25%	14.5%	12/31/2021	$1.50	0	$0	1.00%	14.8%	12/31/2021	$1.50	0	$0	0.75%	15.1%
12/31/2020	1.28	1,539	1,968	1.25%	11.6%	12/31/2020	1.31	0	0	1.00%	11.9%	12/31/2020	1.30	0	0	0.75%	12.2%
12/31/2019	1.15	1,498	1,717	1.25%	22.3%	12/31/2019	1.17	0	0	1.00%	22.9%	12/31/2019	1.16	0	0	0.75%	22.9%
12/31/2018	0.94	1,061	994	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%
12/31/2017	1.03	0	0	1.25%	3.1%	12/31/2017	1.03	0	0	1.00%	3.3%	12/31/2017	1.03	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	0.50%	15.4%	12/31/2021	$1.53	0	$0	0.25%	15.6%	12/31/2021	$1.54	0	$0	0.00%	15.9%
12/31/2020	1.31	0	0	0.50%	12.4%	12/31/2020	1.32	0	0	0.25%	12.7%	12/31/2020	1.33	0	0	0.00%	13.0%
12/31/2019	1.16	0	0	0.50%	23.2%	12/31/2019	1.17	0	0	0.25%	23.5%	12/31/2019	1.18	0	0	0.00%	23.8%
12/31/2018	0.95	0	0	0.50%	-8.4%	12/31/2018	0.95	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.3%	12/31/2017	1.03	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	1.6%
2019	2.5%
2018	2.3%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2045 Fund R4 Class - 06-GMV (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	1.25%	16.0%	12/31/2021	$1.46	0	$0	1.00%	16.3%	12/31/2021	$1.48	0	$0	0.75%	16.6%
12/31/2020	1.25	0	0	1.25%	11.4%	12/31/2020	1.26	0	0	1.00%	11.7%	12/31/2020	1.27	0	0	0.75%	12.0%
12/31/2019	1.12	0	0	1.25%	22.8%	12/31/2019	1.13	0	0	1.00%	23.1%	12/31/2019	1.13	0	0	0.75%	23.4%
12/31/2018	0.91	0	0	1.25%	-9.7%	12/31/2018	0.92	0	0	1.00%	-9.5%	12/31/2018	0.92	0	0	0.75%	-9.3%
12/31/2017	1.01	0	0	1.25%	1.2%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	0.50%	16.9%	12/31/2021	$1.51	0	$0	0.25%	17.1%	12/31/2021	$1.53	0	$0	0.00%	17.4%
12/31/2020	1.28	0	0	0.50%	12.3%	12/31/2020	1.29	0	0	0.25%	12.6%	12/31/2020	1.30	0	0	0.00%	12.8%
12/31/2019	1.14	0	0	0.50%	23.7%	12/31/2019	1.14	0	0	0.25%	24.0%	12/31/2019	1.15	0	0	0.00%	24.3%
12/31/2018	0.92	0	0	0.50%	-9.0%	12/31/2018	0.92	0	0	0.25%	-8.8%	12/31/2018	0.93	0	0	0.00%	-8.6%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,077,821	$1,715,938	66,599
Receivables: investments sold	78
Payables: investments purchased	-
Net assets	$2,077,899

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,077,899	1,391,011	$1.49
Band 100	-	-	1.53
Band 75	-	-	1.53
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.57
Total	$2,077,899	1,391,011

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$47,205
Mortality & expense charges			(23,427)
Net investment income (loss)			23,778

Gain (loss) on investments:
Net realized gain (loss)			98,989
Realized gain distributions			57,239
Net change in unrealized appreciation (depreciation)			91,910
Net gain (loss)			248,138

Increase (decrease) in net assets from operations			$271,916

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,778	$5,869
Net realized gain (loss)		98,989	(13,286)
Realized gain distributions		57,239	-
Net change in unrealized appreciation (depreciation)		91,910	166,066

Increase (decrease) in net assets from operations		271,916	158,649

Contract owner transactions:
Proceeds from units sold		533,754	394,528
Cost of units redeemed		(385,011)	(367,281)
Account charges		(6,889)	(6,265)
Increase (decrease)		141,854	20,982
Net increase (decrease)		413,770	179,631
Net assets, beginning		1,664,129	1,484,498
Net assets, ending		$2,077,899	$1,664,129

Units sold		423,631	365,044
Units redeemed		(328,041)	(360,823)
Net increase (decrease)		95,590	4,221
Units outstanding, beginning		1,295,421	1,291,200
Units outstanding, ending		1,391,011	1,295,421

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,926,777
Cost of units redeemed/account charges			(1,423,008)
Net investment income (loss)			48,116
Net realized gain (loss)			79,783
Realized gain distributions			84,348
Net change in unrealized appreciation (depreciation)			361,883
Net assets			$2,077,899

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	1,391	$2,078	1.25%	16.3%	12/31/2021	$1.53	0	$0	1.00%	16.6%	12/31/2021	$1.53	0	$0	0.75%	16.9%
12/31/2020	1.28	1,295	1,664	1.25%	11.7%	12/31/2020	1.31	0	0	1.00%	12.0%	12/31/2020	1.31	0	0	0.75%	12.3%
12/31/2019	1.15	1,291	1,484	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.7%	12/31/2019	1.16	0	0	0.75%	23.7%
12/31/2018	0.93	822	767	1.25%	-9.5%	12/31/2018	0.95	0	0	1.00%	-8.3%	12/31/2018	0.94	0	0	0.75%	-9.0%
12/31/2017	1.03	0	0	1.25%	3.2%	12/31/2017	1.03	0	0	1.00%	3.4%	12/31/2017	1.03	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	17.2%	12/31/2021	$1.56	0	$0	0.25%	17.5%	12/31/2021	$1.57	0	$0	0.00%	17.7%
12/31/2020	1.32	0	0	0.50%	12.6%	12/31/2020	1.33	0	0	0.25%	12.9%	12/31/2020	1.34	0	0	0.00%	13.1%
12/31/2019	1.17	0	0	0.50%	24.0%	12/31/2019	1.17	0	0	0.25%	24.3%	12/31/2019	1.18	0	0	0.00%	24.6%
12/31/2018	0.94	0	0	0.50%	-8.8%	12/31/2018	0.95	0	0	0.25%	-8.6%	12/31/2018	0.95	0	0	0.00%	-8.3%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	1.5%
2019	2.2%
2018	2.2%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2050 Fund R4 Class - 06-GMW (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	1.25%	16.0%	12/31/2021	$1.47	0	$0	1.00%	16.3%	12/31/2021	$1.48	0	$0	0.75%	16.6%
12/31/2020	1.25	0	0	1.25%	11.7%	12/31/2020	1.26	0	0	1.00%	12.0%	12/31/2020	1.27	0	0	0.75%	12.3%
12/31/2019	1.12	0	0	1.25%	22.8%	12/31/2019	1.13	0	0	1.00%	23.1%	12/31/2019	1.13	0	0	0.75%	23.4%
12/31/2018	0.91	0	0	1.25%	-9.7%	12/31/2018	0.92	0	0	1.00%	-9.4%	12/31/2018	0.92	0	0	0.75%	-9.2%
12/31/2017	1.01	0	0	1.25%	1.1%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	16.9%	12/31/2021	$1.51	0	$0	0.25%	17.2%	12/31/2021	$1.53	0	$0	0.00%	17.5%
12/31/2020	1.28	0	0	0.50%	12.5%	12/31/2020	1.29	0	0	0.25%	12.8%	12/31/2020	1.30	0	0	0.00%	13.1%
12/31/2019	1.14	0	0	0.50%	23.7%	12/31/2019	1.15	0	0	0.25%	24.0%	12/31/2019	1.15	0	0	0.00%	24.3%
12/31/2018	0.92	0	0	0.50%	-9.0%	12/31/2018	0.92	0	0	0.25%	-8.8%	12/31/2018	0.93	0	0	0.00%	-8.5%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,470,078	$1,214,276	47,234
Receivables: investments sold	-
Payables: investments purchased	(144)
Net assets	$1,469,934

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,469,934	981,266	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$1,469,934	981,266

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$33,644
Mortality & expense charges			(16,818)
Net investment income (loss)			16,826

Gain (loss) on investments:
Net realized gain (loss)			81,016
Realized gain distributions			41,349
Net change in unrealized appreciation (depreciation)			59,970
Net gain (loss)			182,335

Increase (decrease) in net assets from operations			$199,161

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,826	$4,547
Net realized gain (loss)		81,016	(6,723)
Realized gain distributions		41,349	-
Net change in unrealized appreciation (depreciation)		59,970	126,452

Increase (decrease) in net assets from operations		199,161	124,276

Contract owner transactions:
Proceeds from units sold		411,900	314,002
Cost of units redeemed		(382,249)	(259,946)
Account charges		(7,341)	(6,417)
Increase (decrease)		22,310	47,639
Net increase (decrease)		221,471	171,915
Net assets, beginning		1,248,463	1,076,548
Net assets, ending		$1,469,934	$1,248,463

Units sold		290,581	287,905
Units redeemed		(278,545)	(254,604)
Net increase (decrease)		12,036	33,301
Units outstanding, beginning		969,230	935,929
Units outstanding, ending		981,266	969,230

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,026,381
Cost of units redeemed/account charges			(978,604)
Net investment income (loss)			34,317
Net realized gain (loss)			70,662
Realized gain distributions			61,376
Net change in unrealized appreciation (depreciation)			255,802
Net assets			$1,469,934

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	981	$1,470	1.25%	16.3%	12/31/2021	$1.53	0	$0	1.00%	16.6%	12/31/2021	$1.53	0	$0	0.75%	16.9%
12/31/2020	1.29	969	1,248	1.25%	12.0%	12/31/2020	1.32	0	0	1.00%	12.3%	12/31/2020	1.31	0	0	0.75%	12.5%
12/31/2019	1.15	936	1,077	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.6%	12/31/2019	1.16	0	0	0.75%	23.7%
12/31/2018	0.93	519	485	1.25%	-9.4%	12/31/2018	0.95	0	0	1.00%	-8.3%	12/31/2018	0.94	0	0	0.75%	-9.0%
12/31/2017	1.03	0	0	1.25%	3.2%	12/31/2017	1.03	0	0	1.00%	3.4%	12/31/2017	1.03	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	0	$0	0.50%	17.2%	12/31/2021	$1.56	0	$0	0.25%	17.5%	12/31/2021	$1.58	0	$0	0.00%	17.8%
12/31/2020	1.32	0	0	0.50%	12.8%	12/31/2020	1.33	0	0	0.25%	13.1%	12/31/2020	1.34	0	0	0.00%	13.4%
12/31/2019	1.17	0	0	0.50%	24.0%	12/31/2019	1.18	0	0	0.25%	24.3%	12/31/2019	1.18	0	0	0.00%	24.6%
12/31/2018	0.94	0	0	0.50%	-8.7%	12/31/2018	0.95	0	0	0.25%	-8.5%	12/31/2018	0.95	0	0	0.00%	-8.3%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	1.5%
2019	2.2%
2018	2.2%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2055 Fund R4 Class - 06-GMX (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	1.25%	16.0%	12/31/2021	$1.47	0	$0	1.00%	16.3%	12/31/2021	$1.48	0	$0	0.75%	16.6%
12/31/2020	1.25	0	0	1.25%	11.5%	12/31/2020	1.26	0	0	1.00%	11.8%	12/31/2020	1.27	0	0	0.75%	12.1%
12/31/2019	1.12	0	0	1.25%	22.8%	12/31/2019	1.13	0	0	1.00%	23.1%	12/31/2019	1.13	0	0	0.75%	23.4%
12/31/2018	0.91	0	0	1.25%	-9.7%	12/31/2018	0.92	0	0	1.00%	-9.5%	12/31/2018	0.92	0	0	0.75%	-9.3%
12/31/2017	1.01	0	0	1.25%	1.2%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	16.9%	12/31/2021	$1.51	0	$0	0.25%	17.2%	12/31/2021	$1.53	0	$0	0.00%	17.5%
12/31/2020	1.28	0	0	0.50%	12.4%	12/31/2020	1.29	0	0	0.25%	12.7%	12/31/2020	1.30	0	0	0.00%	12.9%
12/31/2019	1.14	0	0	0.50%	23.7%	12/31/2019	1.14	0	0	0.25%	24.0%	12/31/2019	1.15	0	0	0.00%	24.4%
12/31/2018	0.92	0	0	0.50%	-9.1%	12/31/2018	0.92	0	0	0.25%	-8.8%	12/31/2018	0.93	0	0	0.00%	-8.6%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,256,261	$1,052,783	40,194
Receivables: investments sold	-
Payables: investments purchased	(15,065)
Net assets	$1,241,196

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,241,196	830,114	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.53
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$1,241,196	830,114

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$28,391
Mortality & expense charges			(13,982)
Net investment income (loss)			14,409

Gain (loss) on investments:
Net realized gain (loss)			52,726
Realized gain distributions			36,332
Net change in unrealized appreciation (depreciation)			56,938
Net gain (loss)			145,996

Increase (decrease) in net assets from operations			$160,405

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,409	$3,163
Net realized gain (loss)		52,726	5,471
Realized gain distributions		36,332	-
Net change in unrealized appreciation (depreciation)		56,938	100,912

Increase (decrease) in net assets from operations		160,405	109,546

Contract owner transactions:
Proceeds from units sold		420,797	319,405
Cost of units redeemed		(245,754)	(135,323)
Account charges		(6,437)	(4,838)
Increase (decrease)		168,606	179,244
Net increase (decrease)		329,011	288,790
Net assets, beginning		912,185	623,395
Net assets, ending		$1,241,196	$912,185

Units sold		298,110	293,085
Units redeemed		(177,771)	(125,672)
Net increase (decrease)		120,339	167,413
Units outstanding, beginning		709,775	542,362
Units outstanding, ending		830,114	709,775

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,596,715
Cost of units redeemed/account charges			(685,417)
Net investment income (loss)			25,461
Net realized gain (loss)			55,405
Realized gain distributions			45,554
Net change in unrealized appreciation (depreciation)			203,478
Net assets			$1,241,196

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	830	$1,241	1.25%	16.3%	12/31/2021	$1.53	0	$0	1.00%	16.6%	12/31/2021	$1.53	0	$0	0.75%	16.9%
12/31/2020	1.29	710	912	1.25%	11.8%	12/31/2020	1.31	0	0	1.00%	12.1%	12/31/2020	1.31	0	0	0.75%	12.4%
12/31/2019	1.15	542	623	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.7%	12/31/2019	1.16	0	0	0.75%	23.7%
12/31/2018	0.93	340	317	1.25%	-9.5%	12/31/2018	0.95	0	0	1.00%	-8.4%	12/31/2018	0.94	0	0	0.75%	-9.1%
12/31/2017	1.03	0	0	1.25%	3.2%	12/31/2017	1.03	0	0	1.00%	3.4%	12/31/2017	1.03	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	17.2%	12/31/2021	$1.56	0	$0	0.25%	17.5%	12/31/2021	$1.58	0	$0	0.00%	17.8%
12/31/2020	1.32	0	0	0.50%	12.7%	12/31/2020	1.33	0	0	0.25%	12.9%	12/31/2020	1.34	0	0	0.00%	13.2%
12/31/2019	1.17	0	0	0.50%	24.0%	12/31/2019	1.17	0	0	0.25%	24.4%	12/31/2019	1.18	0	0	0.00%	24.7%
12/31/2018	0.94	0	0	0.50%	-8.8%	12/31/2018	0.94	0	0	0.25%	-8.6%	12/31/2018	0.95	0	0	0.00%	-8.4%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.3%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	1.5%
2019	2.3%
2018	2.3%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2060 Fund R4 Class - 06-GMY (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	1.25%	16.0%	12/31/2021	$1.47	0	$0	1.00%	16.3%	12/31/2021	$1.49	0	$0	0.75%	16.6%
12/31/2020	1.26	0	0	1.25%	11.4%	12/31/2020	1.27	0	0	1.00%	11.6%	12/31/2020	1.28	0	0	0.75%	11.9%
12/31/2019	1.13	0	0	1.25%	22.9%	12/31/2019	1.13	0	0	1.00%	23.2%	12/31/2019	1.14	0	0	0.75%	23.5%
12/31/2018	0.92	0	0	1.25%	-9.3%	12/31/2018	0.92	0	0	1.00%	-9.1%	12/31/2018	0.92	0	0	0.75%	-8.9%
12/31/2017	1.01	0	0	1.25%	1.2%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	16.9%	12/31/2021	$1.52	0	$0	0.25%	17.2%	12/31/2021	$1.53	0	$0	0.00%	17.5%
12/31/2020	1.28	0	0	0.50%	12.2%	12/31/2020	1.29	0	0	0.25%	12.5%	12/31/2020	1.30	0	0	0.00%	12.8%
12/31/2019	1.15	0	0	0.50%	23.8%	12/31/2019	1.15	0	0	0.25%	24.1%	12/31/2019	1.16	0	0	0.00%	24.4%
12/31/2018	0.92	0	0	0.50%	-8.6%	12/31/2018	0.93	0	0	0.25%	-8.4%	12/31/2018	0.93	0	0	0.00%	-8.2%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$785,048	$708,139	32,668
Receivables: investments sold	-
Payables: investments purchased	(348)
Net assets	$784,700

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$784,700	522,476	$1.50
Band 100	-	-	1.54
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.58
Total	$784,700	522,476

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$17,088
Mortality & expense charges			(8,201)
Net investment income (loss)			8,887

Gain (loss) on investments:
Net realized gain (loss)			64,649
Realized gain distributions			17,008
Net change in unrealized appreciation (depreciation)			2,997
Net gain (loss)			84,654

Increase (decrease) in net assets from operations			$93,541

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,887	$1,779
Net realized gain (loss)		64,649	7,022
Realized gain distributions		17,008	65
Net change in unrealized appreciation (depreciation)		2,997	48,425

Increase (decrease) in net assets from operations		93,541	57,291

Contract owner transactions:
Proceeds from units sold		495,012	316,188
Cost of units redeemed		(291,398)	(183,256)
Account charges		(10,496)	(8,991)
Increase (decrease)		193,118	123,941
Net increase (decrease)		286,659	181,232
Net assets, beginning		498,041	316,809
Net assets, ending		$784,700	$498,041

Units sold		348,671	287,636
Units redeemed		(211,864)	(175,848)
Net increase (decrease)		136,807	111,788
Units outstanding, beginning		385,669	273,881
Units outstanding, ending		522,476	385,669

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,245,802
Cost of units redeemed/account charges			(643,333)
Net investment income (loss)			14,504
Net realized gain (loss)			71,736
Realized gain distributions			19,082
Net change in unrealized appreciation (depreciation)			76,909
Net assets			$784,700

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	522	$785	1.25%	16.3%	12/31/2021	$1.54	0	$0	1.00%	16.6%	12/31/2021	$1.53	0	$0	0.75%	16.9%
12/31/2020	1.29	386	498	1.25%	11.6%	12/31/2020	1.32	0	0	1.00%	11.9%	12/31/2020	1.31	0	0	0.75%	12.2%
12/31/2019	1.16	274	317	1.25%	23.2%	12/31/2019	1.18	0	0	1.00%	23.8%	12/31/2019	1.17	0	0	0.75%	23.8%
12/31/2018	0.94	147	138	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-7.9%	12/31/2018	0.94	0	0	0.75%	-8.6%
12/31/2017	1.03	0	0	1.25%	3.3%	12/31/2017	1.03	0	0	1.00%	3.5%	12/31/2017	1.03	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	0	$0	0.50%	17.2%	12/31/2021	$1.57	0	$0	0.25%	17.5%	12/31/2021	$1.58	0	$0	0.00%	17.8%
12/31/2020	1.32	0	0	0.50%	12.5%	12/31/2020	1.33	0	0	0.25%	12.8%	12/31/2020	1.34	0	0	0.00%	13.0%
12/31/2019	1.18	0	0	0.50%	24.1%	12/31/2019	1.18	0	0	0.25%	24.4%	12/31/2019	1.19	0	0	0.00%	24.7%
12/31/2018	0.95	0	0	0.50%	-8.4%	12/31/2018	0.95	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-7.9%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.7%
2020	1.6%
2019	2.5%
2018	2.2%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend Inc Fund R4 Class - 06-GNC (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	1.25%	4.7%	12/31/2021	$1.22	0	$0	1.00%	5.0%	12/31/2021	$1.24	0	$0	0.75%	5.3%
12/31/2020	1.16	0	0	1.25%	8.0%	12/31/2020	1.17	0	0	1.00%	8.3%	12/31/2020	1.17	0	0	0.75%	8.5%
12/31/2019	1.07	0	0	1.25%	12.4%	12/31/2019	1.08	0	0	1.00%	12.7%	12/31/2019	1.08	0	0	0.75%	13.0%
12/31/2018	0.95	0	0	1.25%	-5.3%	12/31/2018	0.96	0	0	1.00%	-5.0%	12/31/2018	0.96	0	0	0.75%	-4.8%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.6%	12/31/2017	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	0	$0	0.50%	5.5%	12/31/2021	$1.26	0	$0	0.25%	5.8%	12/31/2021	$1.27	0	$0	0.00%	6.1%
12/31/2020	1.18	0	0	0.50%	8.8%	12/31/2020	1.19	0	0	0.25%	9.1%	12/31/2020	1.20	0	0	0.00%	9.4%
12/31/2019	1.09	0	0	0.50%	13.2%	12/31/2019	1.09	0	0	0.25%	13.5%	12/31/2019	1.10	0	0	0.00%	13.8%
12/31/2018	0.96	0	0	0.50%	-4.6%	12/31/2018	0.96	0	0	0.25%	-4.3%	12/31/2018	0.97	0	0	0.00%	-4.1%
12/31/2017	1.01	0	0	0.50%	0.6%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$753,685	$723,820	39,455
Receivables: investments sold	-
Payables: investments purchased	(868)
Net assets	$752,817

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$752,817	609,752	$1.23
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$752,817	609,752

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16,667
Mortality & expense charges			(8,934)
Net investment income (loss)			7,733

Gain (loss) on investments:
Net realized gain (loss)			1,504
Realized gain distributions			20,840
Net change in unrealized appreciation (depreciation)			4,437
Net gain (loss)			26,781

Increase (decrease) in net assets from operations			$34,514

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,733	$6,280
Net realized gain (loss)		1,504	2,835
Realized gain distributions		20,840	15,011
Net change in unrealized appreciation (depreciation)		4,437	23,049

Increase (decrease) in net assets from operations		34,514	47,175

Contract owner transactions:
Proceeds from units sold		65,800	1,134,605
Cost of units redeemed		(17,435)	(570,900)
Account charges		(3,732)	(3,179)
Increase (decrease)		44,633	560,526
Net increase (decrease)		79,147	607,701
Net assets, beginning		673,670	65,969
Net assets, ending		$752,817	$673,670

Units sold		54,345	1,036,869
Units redeemed		(17,565)	(524,631)
Net increase (decrease)		36,780	512,238
Units outstanding, beginning		572,972	60,734
Units outstanding, ending		609,752	572,972

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,339,367
Cost of units redeemed/account charges			(675,370)
Net investment income (loss)			15,669
Net realized gain (loss)			5,590
Realized gain distributions			37,696
Net change in unrealized appreciation (depreciation)			29,865
Net assets			$752,817

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	610	$753	1.25%	5.0%	12/31/2021	$1.26	0	$0	1.00%	5.3%	12/31/2021	$1.26	0	$0	0.75%	5.5%
12/31/2020	1.18	573	674	1.25%	8.2%	12/31/2020	1.20	0	0	1.00%	8.5%	12/31/2020	1.19	0	0	0.75%	8.8%
12/31/2019	1.09	61	66	1.25%	12.7%	12/31/2019	1.11	0	0	1.00%	13.2%	12/31/2019	1.10	0	0	0.75%	13.2%
12/31/2018	0.96	66	64	1.25%	-5.0%	12/31/2018	0.98	0	0	1.00%	-3.8%	12/31/2018	0.97	0	0	0.75%	-4.5%
12/31/2017	1.01	0	0	1.25%	1.5%	12/31/2017	1.02	0	0	1.00%	1.7%	12/31/2017	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.27	0	$0	0.50%	5.8%	12/31/2021	$1.29	0	$0	0.25%	6.1%	12/31/2021	$1.30	0	$0	0.00%	6.3%
12/31/2020	1.20	0	0	0.50%	9.1%	12/31/2020	1.21	0	0	0.25%	9.3%	12/31/2020	1.22	0	0	0.00%	9.6%
12/31/2019	1.10	0	0	0.50%	13.5%	12/31/2019	1.11	0	0	0.25%	13.8%	12/31/2019	1.12	0	0	0.00%	14.1%
12/31/2018	0.97	0	0	0.50%	-4.3%	12/31/2018	0.98	0	0	0.25%	-4.0%	12/31/2018	0.98	0	0	0.00%	-3.8%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.7%	12/31/2017	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	3.6%
2019	3.3%
2018	1.9%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan U.S. Small Company Fund R4 Class - 06-FYM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,559	$45,909	2,387
Receivables: investments sold	6,404
Payables: investments purchased	-
Net assets	$45,963

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,963	28,958	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$45,963	28,958

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(364)
Net investment income (loss)			(364)

Gain (loss) on investments:
Net realized gain (loss)			882
Realized gain distributions			8,380
Net change in unrealized appreciation (depreciation)			(7,388)
Net gain (loss)			1,874

Increase (decrease) in net assets from operations			$1,510

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(364)	$(31)
Net realized gain (loss)		882	(409)
Realized gain distributions		8,380	99
Net change in unrealized appreciation (depreciation)		(7,388)	130

Increase (decrease) in net assets from operations		1,510	(211)

Contract owner transactions:
Proceeds from units sold		42,105	2,738
Cost of units redeemed		(2,030)	(5,788)
Account charges		(97)	(20)
Increase (decrease)		39,978	(3,070)
Net increase (decrease)		41,488	(3,281)
Net assets, beginning		4,475	7,756
Net assets, ending		$45,963	$4,475

Units sold		26,922	2,830
Units redeemed		(1,366)	(6,298)
Net increase (decrease)		25,556	(3,468)
Units outstanding, beginning		3,402	6,870
Units outstanding, ending		28,958	3,402

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$64,135
Cost of units redeemed/account charges			(19,126)
Net investment income (loss)			(575)
Net realized gain (loss)			(1,856)
Realized gain distributions			9,735
Net change in unrealized appreciation (depreciation)			(6,350)
Net assets			$45,963

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	29	$46	1.25%	20.7%	12/31/2021	$1.61	0	$0	1.00%	21.0%	12/31/2021	$1.62	0	$0	0.75%	21.3%
12/31/2020	1.32	3	4	1.25%	16.5%	12/31/2020	1.33	0	0	1.00%	16.8%	12/31/2020	1.34	0	0	0.75%	17.1%
12/31/2019	1.13	7	8	1.25%	20.4%	12/31/2019	1.14	0	0	1.00%	20.7%	12/31/2019	1.14	0	0	0.75%	21.0%
12/31/2018	0.94	14	13	1.25%	-13.4%	12/31/2018	0.94	0	0	1.00%	-13.2%	12/31/2018	0.94	0	0	0.75%	-12.9%
12/31/2017	1.08	0	0	1.25%	8.2%	12/31/2017	1.08	0	0	1.00%	8.4%	12/31/2017	1.08	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	0	$0	0.50%	21.6%	12/31/2021	$1.66	0	$0	0.25%	21.9%	12/31/2021	$1.68	0	$0	0.00%	22.2%
12/31/2020	1.35	0	0	0.50%	17.4%	12/31/2020	1.36	0	0	0.25%	17.7%	12/31/2020	1.37	0	0	0.00%	18.0%
12/31/2019	1.15	0	0	0.50%	21.3%	12/31/2019	1.16	0	0	0.25%	21.7%	12/31/2019	1.17	0	0	0.00%	22.0%
12/31/2018	0.95	0	0	0.50%	-12.7%	12/31/2018	0.95	0	0	0.25%	-12.5%	12/31/2018	0.96	0	0	0.00%	-12.3%
12/31/2017	1.09	0	0	0.50%	8.6%	12/31/2017	1.09	0	0	0.25%	8.8%	12/31/2017	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.3%
2019	0.4%
2018	0.4%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan U.S. Small Company Fund R6 Class - 06-FYN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$597,138	$624,546	30,866
Receivables: investments sold	1,672
Payables: investments purchased	-
Net assets	$598,810

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$598,810	372,569	$1.61
Band 100	-	-	1.63
Band 75	-	-	1.64
Band 50	-	-	1.66
Band 25	-	-	1.68
Band 0	-	-	1.70
Total	$598,810	372,569

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,242
Mortality & expense charges			(6,038)
Net investment income (loss)			(4,796)

Gain (loss) on investments:
Net realized gain (loss)			4,948
Realized gain distributions			127,002
Net change in unrealized appreciation (depreciation)			(55,915)
Net gain (loss)			76,035

Increase (decrease) in net assets from operations			$71,239

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,796)	$(1,265)
Net realized gain (loss)		4,948	(5,208)
Realized gain distributions		127,002	7,996
Net change in unrealized appreciation (depreciation)		(55,915)	46,354

Increase (decrease) in net assets from operations		71,239	47,877

Contract owner transactions:
Proceeds from units sold		248,112	29,759
Cost of units redeemed		(35,754)	(60,687)
Account charges		(359)	(180)
Increase (decrease)		211,999	(31,108)
Net increase (decrease)		283,238	16,769
Net assets, beginning		315,572	298,803
Net assets, ending		$598,810	$315,572

Units sold		159,374	29,651
Units redeemed		(24,399)	(54,925)
Net increase (decrease)		134,975	(25,274)
Units outstanding, beginning		237,594	262,868
Units outstanding, ending		372,569	237,594

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$824,679
Cost of units redeemed/account charges			(338,272)
Net investment income (loss)			(7,877)
Net realized gain (loss)			(22,747)
Realized gain distributions			170,435
Net change in unrealized appreciation (depreciation)			(27,408)
Net assets			$598,810

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	373	$599	1.25%	21.0%	12/31/2021	$1.63	0	$0	1.00%	21.3%	12/31/2021	$1.64	0	$0	0.75%	21.6%
12/31/2020	1.33	238	316	1.25%	16.8%	12/31/2020	1.34	0	0	1.00%	17.1%	12/31/2020	1.35	0	0	0.75%	17.4%
12/31/2019	1.14	263	299	1.25%	20.7%	12/31/2019	1.14	0	0	1.00%	21.0%	12/31/2019	1.15	0	0	0.75%	21.3%
12/31/2018	0.94	333	314	1.25%	-13.1%	12/31/2018	0.95	0	0	1.00%	-12.9%	12/31/2018	0.95	0	0	0.75%	-12.6%
12/31/2017	1.08	0	0	1.25%	8.4%	12/31/2017	1.09	0	0	1.00%	8.5%	12/31/2017	1.09	0	0	0.75%	8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.66	0	$0	0.50%	21.9%	12/31/2021	$1.68	0	$0	0.25%	22.2%	12/31/2021	$1.70	0	$0	0.00%	22.5%
12/31/2020	1.36	0	0	0.50%	17.7%	12/31/2020	1.38	0	0	0.25%	18.0%	12/31/2020	1.39	0	0	0.00%	18.3%
12/31/2019	1.16	0	0	0.50%	21.6%	12/31/2019	1.17	0	0	0.25%	21.9%	12/31/2019	1.17	0	0	0.00%	22.2%
12/31/2018	0.95	0	0	0.50%	-12.4%	12/31/2018	0.96	0	0	0.25%	-12.2%	12/31/2018	0.96	0	0	0.00%	-12.0%
12/31/2017	1.09	0	0	0.50%	8.8%	12/31/2017	1.09	0	0	0.25%	8.9%	12/31/2017	1.09	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.7%
2019	0.7%
2018	0.9%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Value Advantage Fund R4 Class - 06-GJH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.49
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(29,855)
Net investment income (loss)			(29,855)

Gain (loss) on investments:
Net realized gain (loss)			3,905,191
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,452,875)
Net gain (loss)			452,316

Increase (decrease) in net assets from operations			$422,461

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(29,855)	$211,553
Net realized gain (loss)		3,905,191	(158,507)
Realized gain distributions		-	450,546
Net change in unrealized appreciation (depreciation)		(3,452,875)	2,316,724

Increase (decrease) in net assets from operations		422,461	2,820,316

Contract owner transactions:
Proceeds from units sold		359,910	12,929,316
Cost of units redeemed		(30,166,727)	(5,224,458)
Account charges		(96)	(117,622)
Increase (decrease)		(29,806,913)	7,587,236
Net increase (decrease)		(29,384,452)	10,407,552
Net assets, beginning		29,384,452	18,976,900
Net assets, ending		$-	$29,384,452

Units sold		329,170	14,959,000
Units redeemed		(25,971,284)	(5,382,911)
Net increase (decrease)		(25,642,114)	9,576,089
Units outstanding, beginning		25,642,114	16,066,025
Units outstanding, ending		-	25,642,114

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$39,730,538
Cost of units redeemed/account charges			(45,533,689)
Net investment income (loss)			339,823
Net realized gain (loss)			3,817,939
Realized gain distributions			1,645,389
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	1.25%	27.0%	12/31/2021	$1.49	0	$0	1.00%	27.3%	12/31/2021	$1.49	0	$0	0.75%	27.7%
12/31/2020	1.15	25,642	29,384	1.25%	-3.0%	12/31/2020	1.17	0	0	1.00%	-2.7%	12/31/2020	1.16	0	0	0.75%	-2.5%
12/31/2019	1.18	16,066	18,977	1.25%	25.5%	12/31/2019	1.20	0	0	1.00%	26.1%	12/31/2019	1.19	0	0	0.75%	26.1%
12/31/2018	0.94	15,108	14,223	1.25%	-10.3%	12/31/2018	0.95	0	0	1.00%	-9.2%	12/31/2018	0.95	0	0	0.75%	-9.9%
12/31/2017	1.05	0	0	1.25%	5.0%	12/31/2017	1.05	0	0	1.00%	5.1%	12/31/2017	1.05	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	28.0%	12/31/2021	$1.52	0	$0	0.25%	28.3%	12/31/2021	$1.53	0	$0	0.00%	28.6%
12/31/2020	1.17	0	0	0.50%	-2.3%	12/31/2020	1.18	0	0	0.25%	-2.0%	12/31/2020	1.19	0	0	0.00%	-1.8%
12/31/2019	1.20	0	0	0.50%	26.4%	12/31/2019	1.21	0	0	0.25%	26.7%	12/31/2019	1.21	0	0	0.00%	27.1%
12/31/2018	0.95	0	0	0.50%	-9.6%	12/31/2018	0.95	0	0	0.25%	-9.4%	12/31/2018	0.95	0	0	0.00%	-9.2%
12/31/2017	1.05	0	0	0.50%	5.1%	12/31/2017	1.05	0	0	0.25%	5.1%	12/31/2017	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	2.1%
2019	1.7%
2018	3.7%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Value Advantage Fund R6 Class - 06-GJJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,749	$12,054	269
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$10,756

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,756	7,312	$1.47
Band 100	-	-	1.51
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$10,756	7,312

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$133
Mortality & expense charges			(23,902)
Net investment income (loss)			(23,769)

Gain (loss) on investments:
Net realized gain (loss)			587,823
Realized gain distributions			1,230
Net change in unrealized appreciation (depreciation)			(58,088)
Net gain (loss)			530,965

Increase (decrease) in net assets from operations			$507,196

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,769)	$21,362
Net realized gain (loss)		587,823	(5,008)
Realized gain distributions		1,230	37,508
Net change in unrealized appreciation (depreciation)		(58,088)	32,136

Increase (decrease) in net assets from operations		507,196	85,998

Contract owner transactions:
Proceeds from units sold		259,730	661,752
Cost of units redeemed		(3,323,827)	(281,677)
Account charges		(6,499)	(9,471)
Increase (decrease)		(3,070,596)	370,604
Net increase (decrease)		(2,563,400)	456,602
Net assets, beginning		2,574,156	2,117,554
Net assets, ending		$10,756	$2,574,156

Units sold		192,000	720,715
Units redeemed		(2,413,412)	(275,058)
Net increase (decrease)		(2,221,412)	445,657
Units outstanding, beginning		2,228,724	1,783,067
Units outstanding, ending		7,312	2,228,724

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,056,118
Cost of units redeemed/account charges			(3,751,783)
Net investment income (loss)			28,566
Net realized gain (loss)			588,715
Realized gain distributions			90,445
Net change in unrealized appreciation (depreciation)			(1,305)
Net assets			$10,756

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	7	$11	1.25%	27.4%	12/31/2021	$1.51	0	$0	1.00%	27.7%	12/31/2021	$1.50	0	$0	0.75%	28.0%
12/31/2020	1.15	2,229	2,574	1.25%	-2.7%	12/31/2020	1.18	0	0	1.00%	-2.5%	12/31/2020	1.17	0	0	0.75%	-2.3%
12/31/2019	1.19	1,783	2,118	1.25%	25.8%	12/31/2019	1.21	0	0	1.00%	26.4%	12/31/2019	1.20	0	0	0.75%	26.4%
12/31/2018	0.94	0	0	1.25%	-10.1%	12/31/2018	0.96	0	0	1.00%	-9.0%	12/31/2018	0.95	0	0	0.75%	-9.6%
12/31/2017	1.05	0	0	1.25%	5.0%	12/31/2017	1.05	0	0	1.00%	5.2%	12/31/2017	1.05	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	0.50%	28.3%	12/31/2021	$1.53	0	$0	0.25%	28.6%	12/31/2021	$1.55	0	$0	0.00%	29.0%
12/31/2020	1.18	0	0	0.50%	-2.0%	12/31/2020	1.19	0	0	0.25%	-1.8%	12/31/2020	1.20	0	0	0.00%	-1.5%
12/31/2019	1.21	0	0	0.50%	26.7%	12/31/2019	1.21	0	0	0.25%	27.0%	12/31/2019	1.22	0	0	0.00%	27.4%
12/31/2018	0.95	0	0	0.50%	-9.4%	12/31/2018	0.95	0	0	0.25%	-9.2%	12/31/2018	0.96	0	0	0.00%	-9.0%
12/31/2017	1.05	0	0	0.50%	5.1%	12/31/2017	1.05	0	0	0.25%	5.2%	12/31/2017	1.05	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	2.1%
2019	3.4%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Large Cap Value Fund R6 Class - 06-3GF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$799,122	$760,117	42,066
Receivables: investments sold	136
Payables: investments purchased	-
Net assets	$799,258

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$799,258	558,384	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$799,258	558,384

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,928
Mortality & expense charges			(3,917)
Net investment income (loss)			1,011

Gain (loss) on investments:
Net realized gain (loss)			2,824
Realized gain distributions			53,791
Net change in unrealized appreciation (depreciation)			4,889
Net gain (loss)			61,504

Increase (decrease) in net assets from operations			$62,515

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,011	$482
Net realized gain (loss)		2,824	(2,350)
Realized gain distributions		53,791	-
Net change in unrealized appreciation (depreciation)		4,889	19,283

Increase (decrease) in net assets from operations		62,515	17,415

Contract owner transactions:
Proceeds from units sold		1,047,857	16,209
Cost of units redeemed		(523,079)	(13,814)
Account charges		(1,301)	(839)
Increase (decrease)		523,477	1,556
Net increase (decrease)		585,992	18,971
Net assets, beginning		213,266	194,295
Net assets, ending		$799,258	$213,266

Units sold		1,477,390	17,739
Units redeemed		(1,101,514)	(17,190)
Net increase (decrease)		375,876	549
Units outstanding, beginning		182,508	181,959
Units outstanding, ending		558,384	182,508

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,256,131
Cost of units redeemed/account charges			(552,790)
Net investment income (loss)			2,489
Net realized gain (loss)			632
Realized gain distributions			53,791
Net change in unrealized appreciation (depreciation)			39,005
Net assets			$799,258

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	558	$799	1.25%	22.5%	12/31/2021	$1.44	0	$0	1.00%	22.8%	12/31/2021	$1.46	0	$0	0.75%	23.1%
12/31/2020	1.17	183	213	1.25%	9.4%	12/31/2020	1.18	0	0	1.00%	9.7%	12/31/2020	1.18	0	0	0.75%	10.0%
12/31/2019	1.07	182	194	1.25%	26.2%	12/31/2019	1.07	0	0	1.00%	26.5%	12/31/2019	1.08	0	0	0.75%	26.8%
12/31/2018	0.85	0	0	1.25%	-15.4%	12/31/2018	0.85	0	0	1.00%	-15.3%	12/31/2018	0.85	0	0	0.75%	-15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	23.4%	12/31/2021	$1.48	0	$0	0.25%	23.7%	12/31/2021	$1.49	0	$0	0.00%	24.0%
12/31/2020	1.19	0	0	0.50%	10.3%	12/31/2020	1.20	0	0	0.25%	10.5%	12/31/2020	1.20	0	0	0.00%	10.8%
12/31/2019	1.08	0	0	0.50%	27.1%	12/31/2019	1.08	0	0	0.25%	27.4%	12/31/2019	1.09	0	0	0.00%	27.7%
12/31/2018	0.85	0	0	0.50%	-15.1%	12/31/2018	0.85	0	0	0.25%	-15.0%	12/31/2018	0.85	0	0	0.00%	-14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.3%
2019	2.6%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,904,286	$23,136,865	352,953
Receivables: investments sold	-
Payables: investments purchased	(18,809)
Net assets	$22,885,477

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,885,477	10,894,749	$2.10
Band 100	-	-	2.12
Band 75	-	-	2.14
Band 50	-	-	2.16
Band 25	-	-	2.17
Band 0	-	-	2.19
Total	$22,885,477	10,894,749

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(129,518)
Net investment income (loss)			(129,518)

Gain (loss) on investments:
Net realized gain (loss)			476,760
Realized gain distributions			2,074,117
Net change in unrealized appreciation (depreciation)			(971,657)
Net gain (loss)			1,579,220

Increase (decrease) in net assets from operations			$1,449,702

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(129,518)	$(21,240)
Net realized gain (loss)		476,760	(3,275)
Realized gain distributions		2,074,117	221,413
Net change in unrealized appreciation (depreciation)		(971,657)	738,952

Increase (decrease) in net assets from operations		1,449,702	935,850

Contract owner transactions:
Proceeds from units sold		24,671,436	6,084,360
Cost of units redeemed		(8,135,656)	(2,121,525)
Account charges		(6,622)	(2,518)
Increase (decrease)		16,529,158	3,960,317
Net increase (decrease)		17,978,860	4,896,167
Net assets, beginning		4,906,617	10,450
Net assets, ending		$22,885,477	$4,906,617

Units sold		15,091,963	5,439,982
Units redeemed		(6,937,473)	(2,708,739)
Net increase (decrease)		8,154,490	2,731,243
Units outstanding, beginning		2,740,259	9,016
Units outstanding, ending		10,894,749	2,740,259

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$30,765,085
Cost of units redeemed/account charges			(10,266,376)
Net investment income (loss)			(150,813)
Net realized gain (loss)			473,491
Realized gain distributions			2,296,669
Net change in unrealized appreciation (depreciation)			(232,579)
Net assets			$22,885,477

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.10	10,895	$22,885	1.25%	17.3%	12/31/2021	$2.12	0	$0	1.00%	17.6%	12/31/2021	$2.14	0	$0	0.75%	17.9%
12/31/2020	1.79	2,740	4,907	1.25%	54.5%	12/31/2020	1.80	0	0	1.00%	54.9%	12/31/2020	1.81	0	0	0.75%	55.3%
12/31/2019	1.16	9	10	1.25%	37.7%	12/31/2019	1.16	0	0	1.00%	38.0%	12/31/2019	1.17	0	0	0.75%	38.3%
12/31/2018	0.84	0	0	1.25%	-15.8%	12/31/2018	0.84	0	0	1.00%	-15.7%	12/31/2018	0.84	0	0	0.75%	-15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.16	0	$0	0.50%	18.2%	12/31/2021	$2.17	0	$0	0.25%	18.5%	12/31/2021	$2.19	0	$0	0.00%	18.8%
12/31/2020	1.82	0	0	0.50%	55.6%	12/31/2020	1.83	0	0	0.25%	56.0%	12/31/2020	1.85	0	0	0.00%	56.4%
12/31/2019	1.17	0	0	0.50%	38.7%	12/31/2019	1.18	0	0	0.25%	39.0%	12/31/2019	1.18	0	0	0.00%	39.4%
12/31/2018	0.84	0	0	0.50%	-15.5%	12/31/2018	0.85	0	0	0.25%	-15.4%	12/31/2018	0.85	0	0	0.00%	-15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.5%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Small Cap Growth Fund R6 Class - 06-3JM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,631,525	$1,702,565	64,138
Receivables: investments sold	18,752
Payables: investments purchased	-
Net assets	$1,650,277

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,650,277	1,061,938	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.58
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.62
Total	$1,650,277	1,061,938

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(20,629)
Net investment income (loss)			(20,629)

Gain (loss) on investments:
Net realized gain (loss)			124,494
Realized gain distributions			183,272
Net change in unrealized appreciation (depreciation)			(420,619)
Net gain (loss)			(112,853)

Increase (decrease) in net assets from operations			$(133,482)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,629)	$(4,386)
Net realized gain (loss)		124,494	11,846
Realized gain distributions		183,272	71,979
Net change in unrealized appreciation (depreciation)		(420,619)	344,103

Increase (decrease) in net assets from operations		(133,482)	423,542

Contract owner transactions:
Proceeds from units sold		1,103,806	1,199,754
Cost of units redeemed		(733,413)	(537,731)
Account charges		(573)	(340)
Increase (decrease)		369,820	661,683
Net increase (decrease)		236,338	1,085,225
Net assets, beginning		1,413,939	328,714
Net assets, ending		$1,650,277	$1,413,939

Units sold		659,318	1,059,583
Units redeemed		(445,952)	(522,667)
Net increase (decrease)		213,366	536,916
Units outstanding, beginning		848,572	311,656
Units outstanding, ending		1,061,938	848,572

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,613,125
Cost of units redeemed/account charges			(1,274,624)
Net investment income (loss)			(25,019)
Net realized gain (loss)			136,331
Realized gain distributions			271,504
Net change in unrealized appreciation (depreciation)			(71,040)
Net assets			$1,650,277

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	1,062	$1,650	1.25%	-6.7%	12/31/2021	$1.57	0	$0	1.00%	-6.5%	12/31/2021	$1.58	0	$0	0.75%	-6.3%
12/31/2020	1.67	849	1,414	1.25%	58.0%	12/31/2020	1.68	0	0	1.00%	58.4%	12/31/2020	1.69	0	0	0.75%	58.8%
12/31/2019	1.05	312	329	1.25%	36.1%	12/31/2019	1.06	0	0	1.00%	36.5%	12/31/2019	1.06	0	0	0.75%	36.8%
12/31/2018	0.77	0	0	1.25%	-22.5%	12/31/2018	0.78	0	0	1.00%	-22.5%	12/31/2018	0.78	0	0	0.75%	-22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	0	$0	0.50%	-6.0%	12/31/2021	$1.61	0	$0	0.25%	-5.8%	12/31/2021	$1.62	0	$0	0.00%	-5.6%
12/31/2020	1.69	0	0	0.50%	59.2%	12/31/2020	1.70	0	0	0.25%	59.6%	12/31/2020	1.71	0	0	0.00%	60.0%
12/31/2019	1.06	0	0	0.50%	37.2%	12/31/2019	1.07	0	0	0.25%	37.5%	12/31/2019	1.07	0	0	0.00%	37.9%
12/31/2018	0.78	0	0	0.50%	-22.4%	12/31/2018	0.78	0	0	0.25%	-22.3%	12/31/2018	0.78	0	0	0.00%	-22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.4%
2019	0.4%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$268,086	$319,150	6,982
Receivables: investments sold	-
Payables: investments purchased	(2,535)
Net assets	$265,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$265,551	204,163	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$265,551	204,163

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,830
Mortality & expense charges			(3,206)
Net investment income (loss)			(1,376)

Gain (loss) on investments:
Net realized gain (loss)			258
Realized gain distributions			10,384
Net change in unrealized appreciation (depreciation)			(61,467)
Net gain (loss)			(50,825)

Increase (decrease) in net assets from operations			$(52,201)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,376)	$(204)
Net realized gain (loss)		258	7,590
Realized gain distributions		10,384	-
Net change in unrealized appreciation (depreciation)		(61,467)	10,403

Increase (decrease) in net assets from operations		(52,201)	17,789

Contract owner transactions:
Proceeds from units sold		296,180	136,155
Cost of units redeemed		(73,730)	(57,836)
Account charges		(685)	(121)
Increase (decrease)		221,765	78,198
Net increase (decrease)		169,564	95,987
Net assets, beginning		95,987	-
Net assets, ending		$265,551	$95,987

Units sold		196,098	112,529
Units redeemed		(57,422)	(47,042)
Net increase (decrease)		138,676	65,487
Units outstanding, beginning		65,487	-
Units outstanding, ending		204,163	65,487

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$432,335
Cost of units redeemed/account charges			(132,372)
Net investment income (loss)			(1,580)
Net realized gain (loss)			7,848
Realized gain distributions			10,384
Net change in unrealized appreciation (depreciation)			(51,064)
Net assets			$265,551

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	204	$266	1.25%	-11.3%	12/31/2021	$1.31	0	$0	1.00%	-11.0%	12/31/2021	$1.32	0	$0	0.75%	-10.8%
12/31/2020	1.47	65	96	1.25%	33.3%	12/31/2020	1.47	0	0	1.00%	33.7%	12/31/2020	1.48	0	0	0.75%	34.0%
12/31/2019	1.10	0	0	1.25%	9.9%	12/31/2019	1.10	0	0	1.00%	10.0%	12/31/2019	1.10	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	0.50%	-10.6%	12/31/2021	$1.33	0	$0	0.25%	-10.4%	12/31/2021	$1.34	0	$0	0.00%	-10.1%
12/31/2020	1.48	0	0	0.50%	34.3%	12/31/2020	1.48	0	0	0.25%	34.7%	12/31/2020	1.49	0	0	0.00%	35.0%
12/31/2019	1.10	0	0	0.50%	10.2%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Small Cap Value Fund R6 Class - 06-44Y

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,729	$67,543	1,920
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$58,761

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,761	39,834	$1.48
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	-	-	1.52
Total	$58,761	39,834

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$358
Mortality & expense charges			(394)
Net investment income (loss)			(36)

Gain (loss) on investments:
Net realized gain (loss)			(18)
Realized gain distributions			7,977
Net change in unrealized appreciation (depreciation)			(8,814)
Net gain (loss)			(855)

Increase (decrease) in net assets from operations			$(891)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(36)	$-
Net realized gain (loss)		(18)	-
Realized gain distributions		7,977	-
Net change in unrealized appreciation (depreciation)		(8,814)	-

Increase (decrease) in net assets from operations		(891)	-

Contract owner transactions:
Proceeds from units sold		116,476	-
Cost of units redeemed		(56,824)	-
Account charges		-	-
Increase (decrease)		59,652	-
Net increase (decrease)		58,761	-
Net assets, beginning		-	-
Net assets, ending		$58,761	$-

Units sold		78,042	-
Units redeemed		(38,208)	-
Net increase (decrease)		39,834	-
Units outstanding, beginning		-	-
Units outstanding, ending		39,834	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$116,476
Cost of units redeemed/account charges			(56,824)
Net investment income (loss)			(36)
Net realized gain (loss)			(18)
Realized gain distributions			7,977
Net change in unrealized appreciation (depreciation)			(8,814)
Net assets			$58,761

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	40	$59	1.25%	31.3%	12/31/2021	$1.48	0	$0	1.00%	31.7%	12/31/2021	$1.49	0	$0	0.75%	32.0%
12/31/2020	1.12	0	0	1.25%	5.0%	12/31/2020	1.13	0	0	1.00%	5.3%	12/31/2020	1.13	0	0	0.75%	5.5%
12/31/2019	1.07	0	0	1.25%	7.0%	12/31/2019	1.07	0	0	1.00%	7.1%	12/31/2019	1.07	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	32.3%	12/31/2021	$1.51	0	$0	0.25%	32.7%	12/31/2021	$1.52	0	$0	0.00%	33.0%
12/31/2020	1.14	0	0	0.50%	5.8%	12/31/2020	1.14	0	0	0.25%	6.1%	12/31/2020	1.14	0	0	0.00%	6.3%
12/31/2019	1.07	0	0	0.50%	7.3%	12/31/2019	1.07	0	0	0.25%	7.4%	12/31/2019	1.08	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Income Builder Fund R6 Class - 06-3W3 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	1.25%	7.9%	12/31/2021	$1.22	0	$0	1.00%	8.2%	12/31/2021	$1.23	0	$0	0.75%	8.5%
12/31/2020	1.12	0	0	1.25%	5.0%	12/31/2020	1.13	0	0	1.00%	5.3%	12/31/2020	1.13	0	0	0.75%	5.5%
12/31/2019	1.07	0	0	1.25%	6.7%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	0.50%	8.8%	12/31/2021	$1.24	0	$0	0.25%	9.0%	12/31/2021	$1.25	0	$0	0.00%	9.3%
12/31/2020	1.14	0	0	0.50%	5.8%	12/31/2020	1.14	0	0	0.25%	6.1%	12/31/2020	1.15	0	0	0.00%	6.3%
12/31/2019	1.07	0	0	0.50%	7.3%	12/31/2019	1.08	0	0	0.25%	7.5%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Core Plus Bond Fund R6 Class - 06-3W6

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,873,365	$1,897,030	223,366
Receivables: investments sold	9,610
Payables: investments purchased	-
Net assets	$1,882,975

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,882,975	1,704,926	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$1,882,975	1,704,926

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$42,904
Mortality & expense charges			(19,788)
Net investment income (loss)			23,116

Gain (loss) on investments:
Net realized gain (loss)			1,074
Realized gain distributions			12,894
Net change in unrealized appreciation (depreciation)			(29,876)
Net gain (loss)			(15,908)

Increase (decrease) in net assets from operations			$7,208

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,116	$6,032
Net realized gain (loss)		1,074	(35)
Realized gain distributions		12,894	8,862
Net change in unrealized appreciation (depreciation)		(29,876)	6,211

Increase (decrease) in net assets from operations		7,208	21,070

Contract owner transactions:
Proceeds from units sold		2,570,198	613,694
Cost of units redeemed		(1,261,087)	(66,556)
Account charges		(1,552)	-
Increase (decrease)		1,307,559	547,138
Net increase (decrease)		1,314,767	568,208
Net assets, beginning		568,208	-
Net assets, ending		$1,882,975	$568,208

Units sold		2,348,137	568,235
Units redeemed		(1,150,776)	(60,670)
Net increase (decrease)		1,197,361	507,565
Units outstanding, beginning		507,565	-
Units outstanding, ending		1,704,926	507,565

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,183,892
Cost of units redeemed/account charges			(1,329,195)
Net investment income (loss)			29,148
Net realized gain (loss)			1,039
Realized gain distributions			21,756
Net change in unrealized appreciation (depreciation)			(23,665)
Net assets			$1,882,975

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	1,705	$1,883	1.25%	-1.3%	12/31/2021	$1.11	0	$0	1.00%	-1.1%	12/31/2021	$1.12	0	$0	0.75%	-0.8%
12/31/2020	1.12	508	568	1.25%	6.5%	12/31/2020	1.12	0	0	1.00%	6.8%	12/31/2020	1.13	0	0	0.75%	7.1%
12/31/2019	1.05	0	0	1.25%	5.1%	12/31/2019	1.05	0	0	1.00%	5.3%	12/31/2019	1.06	0	0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.13	0	$0	0.50%	-0.6%	12/31/2021	$1.14	0	$0	0.25%	-0.4%	12/31/2021	$1.14	0	$0	0.00%	-0.1%
12/31/2020	1.13	0	0	0.50%	7.3%	12/31/2020	1.14	0	0	0.25%	7.6%	12/31/2020	1.14	0	0	0.00%	7.9%
12/31/2019	1.06	0	0	0.50%	5.7%	12/31/2019	1.06	0	0	0.25%	5.9%	12/31/2019	1.06	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.5%
2020	3.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire Income R6 Class - 06-47H (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	1.25%	4.9%	12/31/2021	$1.18	0	$0	1.00%	5.1%	12/31/2021	$1.18	0	$0	0.75%	5.4%
12/31/2020	1.12	0	0	1.25%	8.7%	12/31/2020	1.12	0	0	1.00%	8.9%	12/31/2020	1.12	0	0	0.75%	9.2%
12/31/2019	1.03	0	0	1.25%	2.8%	12/31/2019	1.03	0	0	1.00%	2.9%	12/31/2019	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	0	$0	0.50%	5.7%	12/31/2021	$1.20	0	$0	0.25%	5.9%	12/31/2021	$1.21	0	$0	0.00%	6.2%
12/31/2020	1.13	0	0	0.50%	9.5%	12/31/2020	1.13	0	0	0.25%	9.7%	12/31/2020	1.14	0	0	0.00%	10.0%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.1%	12/31/2019	1.03	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust UndscvrdMgrs Behavioral Val R6 Class - 06-4FX (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	1.25%	32.8%	12/31/2021	$1.38	0	$0	1.00%	33.2%	12/31/2021	$1.39	0	$0	0.75%	33.5%
12/31/2020	1.03	0	0	1.25%	2.3%	12/31/2020	1.04	0	0	1.00%	2.6%	12/31/2020	1.04	0	0	0.75%	2.8%
12/31/2019	1.01	0	0	1.25%	1.0%	12/31/2019	1.01	0	0	1.00%	1.0%	12/31/2019	1.01	0	0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	0.50%	33.8%	12/31/2021	$1.40	0	$0	0.25%	34.2%	12/31/2021	$1.41	0	$0	0.00%	34.5%
12/31/2020	1.04	0	0	0.50%	3.1%	12/31/2020	1.04	0	0	0.25%	3.4%	12/31/2020	1.05	0	0	0.00%	3.6%
12/31/2019	1.01	0	0	0.50%	1.0%	12/31/2019	1.01	0	0	0.25%	1.0%	12/31/2019	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Global Allocation R6 Class - 06-4FH (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	1.25%	8.2%	12/31/2021	$1.30	0	$0	1.00%	8.5%	12/31/2021	$1.31	0	$0	0.75%	8.8%
12/31/2020	1.20	0	0	1.25%	14.2%	12/31/2020	1.20	0	0	1.00%	14.5%	12/31/2020	1.20	0	0	0.75%	14.8%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.8%	12/31/2019	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	0.50%	9.1%	12/31/2021	$1.32	0	$0	0.25%	9.3%	12/31/2021	$1.33	0	$0	0.00%	9.6%
12/31/2020	1.21	0	0	0.50%	15.1%	12/31/2020	1.21	0	0	0.25%	15.4%	12/31/2020	1.21	0	0	0.00%	15.7%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	5.0%	12/31/2019	1.05	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2020 R6 Class - 06-46R (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	0	$0	1.25%	4.8%	12/31/2021	$1.19	0	$0	1.00%	5.1%	12/31/2021	$1.20	0	$0	0.75%	5.3%
12/31/2020	1.13	0	0	1.25%	9.1%	12/31/2020	1.13	0	0	1.00%	9.4%	12/31/2020	1.14	0	0	0.75%	9.7%
12/31/2019	1.03	0	0	1.25%	3.4%	12/31/2019	1.03	0	0	1.00%	3.5%	12/31/2019	1.04	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	0	$0	0.50%	5.6%	12/31/2021	$1.21	0	$0	0.25%	5.9%	12/31/2021	$1.22	0	$0	0.00%	6.1%
12/31/2020	1.14	0	0	0.50%	9.9%	12/31/2020	1.14	0	0	0.25%	10.2%	12/31/2020	1.15	0	0	0.00%	10.5%
12/31/2019	1.04	0	0	0.50%	3.7%	12/31/2019	1.04	0	0	0.25%	3.8%	12/31/2019	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2025 R6 Class - 06-46T (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	0	$0	1.25%	7.4%	12/31/2021	$1.25	0	$0	1.00%	7.7%	12/31/2021	$1.26	0	$0	0.75%	7.9%
12/31/2020	1.16	0	0	1.25%	10.5%	12/31/2020	1.16	0	0	1.00%	10.8%	12/31/2020	1.17	0	0	0.75%	11.1%
12/31/2019	1.05	0	0	1.25%	4.9%	12/31/2019	1.05	0	0	1.00%	5.0%	12/31/2019	1.05	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.27	0	$0	0.50%	8.2%	12/31/2021	$1.27	0	$0	0.25%	8.5%	12/31/2021	$1.28	0	$0	0.00%	8.7%
12/31/2020	1.17	0	0	0.50%	11.3%	12/31/2020	1.18	0	0	0.25%	11.6%	12/31/2020	1.18	0	0	0.00%	11.9%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2030 R6 Class - 06-46V (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	1.25%	9.5%	12/31/2021	$1.30	0	$0	1.00%	9.8%	12/31/2021	$1.31	0	$0	0.75%	10.1%
12/31/2020	1.18	0	0	1.25%	11.3%	12/31/2020	1.19	0	0	1.00%	11.6%	12/31/2020	1.19	0	0	0.75%	11.9%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	0.50%	10.3%	12/31/2021	$1.33	0	$0	0.25%	10.6%	12/31/2021	$1.33	0	$0	0.00%	10.9%
12/31/2020	1.19	0	0	0.50%	12.2%	12/31/2020	1.20	0	0	0.25%	12.5%	12/31/2020	1.20	0	0	0.00%	12.7%
12/31/2019	1.06	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2035 R6 Class - 06-46W (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	1.25%	12.6%	12/31/2021	$1.38	0	$0	1.00%	12.9%	12/31/2021	$1.39	0	$0	0.75%	13.2%
12/31/2020	1.22	0	0	1.25%	13.0%	12/31/2020	1.22	0	0	1.00%	13.3%	12/31/2020	1.23	0	0	0.75%	13.6%
12/31/2019	1.08	0	0	1.25%	7.8%	12/31/2019	1.08	0	0	1.00%	7.9%	12/31/2019	1.08	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	13.5%	12/31/2021	$1.40	0	$0	0.25%	13.8%	12/31/2021	$1.41	0	$0	0.00%	14.1%
12/31/2020	1.23	0	0	0.50%	13.9%	12/31/2020	1.23	0	0	0.25%	14.2%	12/31/2020	1.24	0	0	0.00%	14.5%
12/31/2019	1.08	0	0	0.50%	8.1%	12/31/2019	1.08	0	0	0.25%	8.2%	12/31/2019	1.08	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2040 R6 Class - 06-46X (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.42
Band 100	-	-	1.43
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	1.25%	14.4%	12/31/2021	$1.43	0	$0	1.00%	14.7%	12/31/2021	$1.43	0	$0	0.75%	15.0%
12/31/2020	1.24	0	0	1.25%	13.8%	12/31/2020	1.24	0	0	1.00%	14.1%	12/31/2020	1.25	0	0	0.75%	14.3%
12/31/2019	1.09	0	0	1.25%	8.9%	12/31/2019	1.09	0	0	1.00%	9.0%	12/31/2019	1.09	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	15.3%	12/31/2021	$1.45	0	$0	0.25%	15.6%	12/31/2021	$1.46	0	$0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	14.6%	12/31/2020	1.26	0	0	0.25%	14.9%	12/31/2020	1.26	0	0	0.00%	15.2%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.3%	12/31/2019	1.09	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2045 R6 Class - 06-46Y

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$17
Net realized gain (loss)		-	1
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	18

Contract owner transactions:
Proceeds from units sold		-	1
Cost of units redeemed		-	(19)
Account charges		-	-
Increase (decrease)		-	(18)
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1
Cost of units redeemed/account charges			(19)
Net investment income (loss)			17
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	1.25%	16.2%	12/31/2021	$1.46	0	$0	1.00%	16.5%	12/31/2021	$1.47	0	$0	0.75%	16.8%
12/31/2020	1.25	0	0	1.25%	14.2%	12/31/2020	1.26	0	0	1.00%	14.5%	12/31/2020	1.26	0	0	0.75%	14.8%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	17.1%	12/31/2021	$1.49	0	$0	0.25%	17.4%	12/31/2021	$1.50	0	$0	0.00%	17.7%
12/31/2020	1.26	0	0	0.50%	15.1%	12/31/2020	1.27	0	0	0.25%	15.4%	12/31/2020	1.27	0	0	0.00%	15.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2050 R6 Class - 06-47C (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	1.25%	16.1%	12/31/2021	$1.46	0	$0	1.00%	16.4%	12/31/2021	$1.47	0	$0	0.75%	16.7%
12/31/2020	1.25	0	0	1.25%	14.2%	12/31/2020	1.26	0	0	1.00%	14.4%	12/31/2020	1.26	0	0	0.75%	14.7%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	17.0%	12/31/2021	$1.49	0	$0	0.25%	17.3%	12/31/2021	$1.50	0	$0	0.00%	17.6%
12/31/2020	1.26	0	0	0.50%	15.0%	12/31/2020	1.27	0	0	0.25%	15.3%	12/31/2020	1.27	0	0	0.00%	15.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2055 R6 Class - 06-47F (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	1.25%	16.2%	12/31/2021	$1.46	0	$0	1.00%	16.5%	12/31/2021	$1.47	0	$0	0.75%	16.8%
12/31/2020	1.25	0	0	1.25%	14.2%	12/31/2020	1.26	0	0	1.00%	14.4%	12/31/2020	1.26	0	0	0.75%	14.7%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	17.1%	12/31/2021	$1.49	0	$0	0.25%	17.4%	12/31/2021	$1.50	0	$0	0.00%	17.7%
12/31/2020	1.26	0	0	0.50%	15.0%	12/31/2020	1.27	0	0	0.25%	15.3%	12/31/2020	1.27	0	0	0.00%	15.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2060 R6 Class - 06-47G (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	1.25%	16.2%	12/31/2021	$1.46	0	$0	1.00%	16.5%	12/31/2021	$1.47	0	$0	0.75%	16.8%
12/31/2020	1.25	0	0	1.25%	14.0%	12/31/2020	1.25	0	0	1.00%	14.3%	12/31/2020	1.26	0	0	0.75%	14.6%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	17.1%	12/31/2021	$1.49	0	$0	0.25%	17.4%	12/31/2021	$1.50	0	$0	0.00%	17.7%
12/31/2020	1.26	0	0	0.50%	14.9%	12/31/2020	1.27	0	0	0.25%	15.2%	12/31/2020	1.27	0	0	0.00%	15.5%
12/31/2019	1.10	0	0	0.50%	9.8%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Global Bond Opps R6 Class - 06-4GH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$174,097	$176,296	16,742
Receivables: investments sold	1,031
Payables: investments purchased	-
Net assets	$175,128

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$175,128	164,889	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$175,128	164,889

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,082
Mortality & expense charges			(2,196)
Net investment income (loss)			2,886

Gain (loss) on investments:
Net realized gain (loss)			234
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,796)
Net gain (loss)			(2,562)

Increase (decrease) in net assets from operations			$324

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,886	$209
Net realized gain (loss)		234	1
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,796)	597

Increase (decrease) in net assets from operations		324	807

Contract owner transactions:
Proceeds from units sold		200,496	23,290
Cost of units redeemed		(49,789)	-
Account charges		-	-
Increase (decrease)		150,707	23,290
Net increase (decrease)		151,031	24,097
Net assets, beginning		24,097	-
Net assets, ending		$175,128	$24,097

Units sold		189,211	22,747
Units redeemed		(47,069)	-
Net increase (decrease)		142,142	22,747
Units outstanding, beginning		22,747	-
Units outstanding, ending		164,889	22,747

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$223,786
Cost of units redeemed/account charges			(49,789)
Net investment income (loss)			3,095
Net realized gain (loss)			235
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,199)
Net assets			$175,128

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	165	$175	1.25%	0.3%	12/31/2021	$1.07	0	$0	1.00%	0.5%	12/31/2021	$1.07	0	$0	0.75%	0.8%
12/31/2020	1.06	23	24	1.25%	5.9%	12/31/2020	1.06	0	0	1.00%	6.2%	12/31/2020	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	0	$0	0.50%	1.0%	12/31/2021	$1.08	0	$0	0.25%	1.3%	12/31/2021	$1.09	0	$0	0.00%	1.5%
12/31/2020	1.07	0	0	0.50%	6.7%	12/31/2020	1.07	0	0	0.25%	6.9%	12/31/2020	1.07	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.1%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Income R6 Class - 06-4GJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,017	$4,047	429
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$4,036

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,036	3,889	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$4,036	3,889

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$68
Mortality & expense charges			(22)
Net investment income (loss)			46

Gain (loss) on investments:
Net realized gain (loss)			6
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(30)
Net gain (loss)			(24)

Increase (decrease) in net assets from operations			$22

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$46	$-
Net realized gain (loss)		6	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(30)	-

Increase (decrease) in net assets from operations		22	-

Contract owner transactions:
Proceeds from units sold		9,506	-
Cost of units redeemed		(5,492)	-
Account charges		-	-
Increase (decrease)		4,014	-
Net increase (decrease)		4,036	-
Net assets, beginning		-	-
Net assets, ending		$4,036	$-

Units sold		9,156	-
Units redeemed		(5,267)	-
Net increase (decrease)		3,889	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,889	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,506
Cost of units redeemed/account charges			(5,492)
Net investment income (loss)			46
Net realized gain (loss)			6
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(30)
Net assets			$4,036

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	4	$4	1.25%	2.3%	12/31/2021	$1.04	0	$0	1.00%	2.5%	12/31/2021	$1.05	0	$0	0.75%	2.8%
12/31/2020	1.01	0	0	1.25%	1.5%	12/31/2020	1.02	0	0	1.00%	1.7%	12/31/2020	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	0.50%	3.0%	12/31/2021	$1.06	0	$0	0.25%	3.3%	12/31/2021	$1.06	0	$0	0.00%	3.6%
12/31/2020	1.02	0	0	0.50%	2.2%	12/31/2020	1.02	0	0	0.25%	2.4%	12/31/2020	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.4%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Sm Cap Equity I Inst Class - 06-4MR (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.74
Band 100	-	-	1.75
Band 75	-	-	1.75
Band 50	-	-	1.76
Band 25	-	-	1.77
Band 0	-	-	1.78
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /15 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	0	$0	1.25%	14.6%	12/31/2021	$1.75	0	$0	1.00%	14.9%	12/31/2021	$1.75	0	$0	0.75%	15.1%
12/31/2020	1.52	0	0	1.25%	51.8%	12/31/2020	1.52	0	0	1.00%	52.1%	12/31/2020	1.52	0	0	0.75%	52.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	0	$0	0.50%	15.4%	12/31/2021	$1.77	0	$0	0.25%	15.7%	12/31/2021	$1.78	0	$0	0.00%	16.0%
12/31/2020	1.53	0	0	0.50%	52.5%	12/31/2020	1.53	0	0	0.25%	52.8%	12/31/2020	1.53	0	0	0.00%	53.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan US Equity R6 Class - 06-4TC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,093,349	$1,174,091	49,304
Receivables: investments sold	726
Payables: investments purchased	-
Net assets	$1,094,075

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,094,075	899,965	$1.22
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$1,094,075	899,965

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,038
Mortality & expense charges			(1,468)
Net investment income (loss)			570

Gain (loss) on investments:
Net realized gain (loss)			(104)
Realized gain distributions			89,822
Net change in unrealized appreciation (depreciation)			(80,742)
Net gain (loss)			8,976

Increase (decrease) in net assets from operations			$9,546

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$570	$-
Net realized gain (loss)		(104)	-
Realized gain distributions		89,822	-
Net change in unrealized appreciation (depreciation)		(80,742)	-

Increase (decrease) in net assets from operations		9,546	-

Contract owner transactions:
Proceeds from units sold		2,061,543	-
Cost of units redeemed		(977,014)	-
Account charges		-	-
Increase (decrease)		1,084,529	-
Net increase (decrease)		1,094,075	-
Net assets, beginning		-	-
Net assets, ending		$1,094,075	$-

Units sold		3,335,124	-
Units redeemed		(2,435,159)	-
Net increase (decrease)		899,965	-
Units outstanding, beginning		-	-
Units outstanding, ending		899,965	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,061,543
Cost of units redeemed/account charges			(977,014)
Net investment income (loss)			570
Net realized gain (loss)			(104)
Realized gain distributions			89,822
Net change in unrealized appreciation (depreciation)			(80,742)
Net assets			$1,094,075

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	900	$1,094	1.25%	21.6%	12/31/2021	$1.22	0	$0	1.00%	21.8%	12/31/2021	$1.22	0	$0	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	0.50%	22.4%	12/31/2021	$1.23	0	$0	0.25%	22.6%	12/31/2021	$1.23	0	$0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Equity Income Fund R4 Class - 06-FXX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,927,799	$2,684,327	119,431
Receivables: investments sold	-
Payables: investments purchased	(80,542)
Net assets	$2,847,257

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,814,497	1,710,805	$1.65
Band 100	-	-	1.66
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.72
Band 0	32,760	18,818	1.74
Total	$2,847,257	1,729,623

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$366,573
Mortality & expense charges			(292,177)
Net investment income (loss)			74,396

Gain (loss) on investments:
Net realized gain (loss)			4,920,060
Realized gain distributions			53,008
Net change in unrealized appreciation (depreciation)			200,898
Net gain (loss)			5,173,966

Increase (decrease) in net assets from operations			$5,248,362

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$74,396	$1,828
Net realized gain (loss)		4,920,060	(11,661)
Realized gain distributions		53,008	-
Net change in unrealized appreciation (depreciation)		200,898	19,013

Increase (decrease) in net assets from operations		5,248,362	9,180

Contract owner transactions:
Proceeds from units sold		33,759,399	204,351
Cost of units redeemed		(36,355,523)	(150,676)
Account charges		(85,104)	(304)
Increase (decrease)		(2,681,228)	53,371
Net increase (decrease)		2,567,134	62,551
Net assets, beginning		280,123	217,572
Net assets, ending		$2,847,257	$280,123

Units sold		25,228,797	185,921
Units redeemed		(23,708,910)	(143,445)
Net increase (decrease)		1,519,887	42,476
Units outstanding, beginning		209,736	167,260
Units outstanding, ending		1,729,623	209,736

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$34,221,293
Cost of units redeemed/account charges			(36,664,558)
Net investment income (loss)			78,595
Net realized gain (loss)			4,908,327
Realized gain distributions			60,128
Net change in unrealized appreciation (depreciation)			243,472
Net assets			$2,847,257

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	1,711	$2,814	1.25%	23.6%	12/31/2021	$1.66	0	$0	1.00%	23.9%	12/31/2021	$1.68	0	$0	0.75%	24.2%
12/31/2020	1.33	194	259	1.25%	2.3%	12/31/2020	1.34	0	0	1.00%	2.6%	12/31/2020	1.35	0	0	0.75%	2.8%
12/31/2019	1.30	167	218	1.25%	24.7%	12/31/2019	1.31	0	0	1.00%	25.0%	12/31/2019	1.32	0	0	0.75%	25.4%
12/31/2018	1.04	165	173	1.25%	-5.7%	12/31/2018	1.05	0	0	1.00%	-5.4%	12/31/2018	1.05	0	0	0.75%	-5.2%
12/31/2017	1.11	0	0	1.25%	10.5%	12/31/2017	1.11	0	0	1.00%	10.7%	12/31/2017	1.11	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	0	$0	0.50%	24.5%	12/31/2021	$1.72	0	$0	0.25%	24.8%	12/31/2021	$1.74	19	$33	0.00%	25.1%
12/31/2020	1.37	0	0	0.50%	3.1%	12/31/2020	1.38	0	0	0.25%	3.4%	12/31/2020	1.39	16	22	0.00%	3.6%
12/31/2019	1.33	0	0	0.50%	25.7%	12/31/2019	1.33	0	0	0.25%	26.0%	12/31/2019	1.34	0	0	0.00%	26.3%
12/31/2018	1.05	0	0	0.50%	-4.9%	12/31/2018	1.06	0	0	0.25%	-4.7%	12/31/2018	1.06	0	0	0.00%	-4.5%
12/31/2017	1.11	0	0	0.50%	11.0%	12/31/2017	1.11	0	0	0.25%	11.1%	12/31/2017	1.11	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	23.4%
2020	1.8%
2019	1.8%
2018	2.8%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Equity Income Fund R6 Class - 06-FXY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,379,309	$49,360,575	2,239,854
Receivables: investments sold	-
Payables: investments purchased	(958,791)
Net assets	$53,420,518

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,420,518	32,102,307	$1.66
Band 100	-	-	1.68
Band 75	-	-	1.70
Band 50	-	-	1.72
Band 25	-	-	1.74
Band 0	-	-	1.76
Total	$53,420,518	32,102,307

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$471,914
Mortality & expense charges			(305,629)
Net investment income (loss)			166,285

Gain (loss) on investments:
Net realized gain (loss)			722,467
Realized gain distributions			977,225
Net change in unrealized appreciation (depreciation)			3,415,706
Net gain (loss)			5,115,398

Increase (decrease) in net assets from operations			$5,281,683

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$166,285	$111,668
Net realized gain (loss)		722,467	(79,032)
Realized gain distributions		977,225	-
Net change in unrealized appreciation (depreciation)		3,415,706	857,966

Increase (decrease) in net assets from operations		5,281,683	890,602

Contract owner transactions:
Proceeds from units sold		40,857,122	8,413,722
Cost of units redeemed		(6,208,190)	(5,022,815)
Account charges		(47,311)	(8,392)
Increase (decrease)		34,601,621	3,382,515
Net increase (decrease)		39,883,304	4,273,117
Net assets, beginning		13,537,214	9,264,097
Net assets, ending		$53,420,518	$13,537,214

Units sold		26,170,860	7,444,466
Units redeemed		(4,146,164)	(4,441,806)
Net increase (decrease)		22,024,696	3,002,660
Units outstanding, beginning		10,077,611	7,074,951
Units outstanding, ending		32,102,307	10,077,611

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$58,574,491
Cost of units redeemed/account charges			(12,369,329)
Net investment income (loss)			331,618
Net realized gain (loss)			782,013
Realized gain distributions			1,082,991
Net change in unrealized appreciation (depreciation)			5,018,734
Net assets			$53,420,518

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.66	32,102	$53,421	1.25%	23.9%	12/31/2021	$1.68	0	$0	1.00%	24.2%	12/31/2021	$1.70	0	$0	0.75%	24.5%
12/31/2020	1.34	10,078	13,537	1.25%	2.6%	12/31/2020	1.36	0	0	1.00%	2.8%	12/31/2020	1.37	0	0	0.75%	3.1%
12/31/2019	1.31	7,075	9,264	1.25%	25.0%	12/31/2019	1.32	0	0	1.00%	25.3%	12/31/2019	1.33	0	0	0.75%	25.7%
12/31/2018	1.05	770	806	1.25%	-5.4%	12/31/2018	1.05	0	0	1.00%	-5.2%	12/31/2018	1.06	0	0	0.75%	-5.0%
12/31/2017	1.11	0	0	1.25%	10.8%	12/31/2017	1.11	0	0	1.00%	10.9%	12/31/2017	1.11	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.72	0	$0	0.50%	24.8%	12/31/2021	$1.74	0	$0	0.25%	25.1%	12/31/2021	$1.76	0	$0	0.00%	25.4%
12/31/2020	1.38	0	0	0.50%	3.4%	12/31/2020	1.39	0	0	0.25%	3.6%	12/31/2020	1.40	0	0	0.00%	3.9%
12/31/2019	1.33	0	0	0.50%	26.0%	12/31/2019	1.34	0	0	0.25%	26.3%	12/31/2019	1.35	0	0	0.00%	26.6%
12/31/2018	1.06	0	0	0.50%	-4.7%	12/31/2018	1.06	0	0	0.25%	-4.5%	12/31/2018	1.07	0	0	0.00%	-4.2%
12/31/2017	1.11	0	0	0.50%	11.2%	12/31/2017	1.11	0	0	0.25%	11.3%	12/31/2017	1.11	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	2.1%
2019	2.0%
2018	1.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Lg Gr Institutional Class - 06-FRR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$180,969	$149,573	10,390
Receivables: investments sold	37
Payables: investments purchased	-
Net assets	$181,006

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$181,006	86,362	$2.10
Band 100	-	-	2.12
Band 75	-	-	2.14
Band 50	-	-	2.17
Band 25	-	-	2.19
Band 0	-	-	2.22
Total	$181,006	86,362

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,057)
Net investment income (loss)			(2,057)

Gain (loss) on investments:
Net realized gain (loss)			425
Realized gain distributions			22,044
Net change in unrealized appreciation (depreciation)			6,600
Net gain (loss)			29,069

Increase (decrease) in net assets from operations			$27,012

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,057)	$(1,429)
Net realized gain (loss)		425	96
Realized gain distributions		22,044	7,835
Net change in unrealized appreciation (depreciation)		6,600	25,794

Increase (decrease) in net assets from operations		27,012	32,296

Contract owner transactions:
Proceeds from units sold		6,343	51,361
Cost of units redeemed		(56)	(5)
Account charges		(2)	-
Increase (decrease)		6,285	51,356
Net increase (decrease)		33,297	83,652
Net assets, beginning		147,709	64,057
Net assets, ending		$181,006	$147,709

Units sold		3,297	35,472
Units redeemed		(29)	(3)
Net increase (decrease)		3,268	35,469
Units outstanding, beginning		83,094	47,625
Units outstanding, ending		86,362	83,094

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$119,662
Cost of units redeemed/account charges			(63)
Net investment income (loss)			(3,536)
Net realized gain (loss)			521
Realized gain distributions			33,026
Net change in unrealized appreciation (depreciation)			31,396
Net assets			$181,006

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.10	86	$181	1.25%	17.9%	12/31/2021	$2.12	0	$0	1.00%	18.2%	12/31/2021	$2.14	0	$0	0.75%	18.5%
12/31/2020	1.78	83	148	1.25%	32.2%	12/31/2020	1.79	0	0	1.00%	32.5%	12/31/2020	1.81	0	0	0.75%	32.8%
12/31/2019	1.35	48	64	1.25%	29.1%	12/31/2019	1.35	0	0	1.00%	29.4%	12/31/2019	1.36	0	0	0.75%	29.7%
12/31/2018	1.04	0	0	1.25%	-6.2%	12/31/2018	1.05	0	0	1.00%	-5.9%	12/31/2018	1.05	0	0	0.75%	-5.7%
12/31/2017	1.11	0	0	1.25%	11.1%	12/31/2017	1.11	0	0	1.00%	11.2%	12/31/2017	1.11	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.17	0	$0	0.50%	18.8%	12/31/2021	$2.19	0	$0	0.25%	19.1%	12/31/2021	$2.22	0	$0	0.00%	19.4%
12/31/2020	1.83	0	0	0.50%	33.2%	12/31/2020	1.84	0	0	0.25%	33.5%	12/31/2020	1.86	0	0	0.00%	33.8%
12/31/2019	1.37	0	0	0.50%	30.0%	12/31/2019	1.38	0	0	0.25%	30.4%	12/31/2019	1.39	0	0	0.00%	30.7%
12/31/2018	1.05	0	0	0.50%	-5.5%	12/31/2018	1.06	0	0	0.25%	-5.2%	12/31/2018	1.06	0	0	0.00%	-5.0%
12/31/2017	1.12	0	0	0.50%	11.5%	12/31/2017	1.12	0	0	0.25%	11.7%	12/31/2017	1.12	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Lg Val Institutional Class - 06-FRT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$802,815	$663,162	50,839
Receivables: investments sold	962
Payables: investments purchased	-
Net assets	$803,777

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$803,777	508,504	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.65
Band 0	-	-	1.67
Total	$803,777	508,504

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,488
Mortality & expense charges			(10,422)
Net investment income (loss)			(3,934)

Gain (loss) on investments:
Net realized gain (loss)			50,528
Realized gain distributions			43,674
Net change in unrealized appreciation (depreciation)			89,760
Net gain (loss)			183,962

Increase (decrease) in net assets from operations			$180,028

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,934)	$856
Net realized gain (loss)		50,528	397
Realized gain distributions		43,674	-
Net change in unrealized appreciation (depreciation)		89,760	(6,053)

Increase (decrease) in net assets from operations		180,028	(4,800)

Contract owner transactions:
Proceeds from units sold		195,368	89,602
Cost of units redeemed		(218,447)	(29,968)
Account charges		(530)	(260)
Increase (decrease)		(23,609)	59,374
Net increase (decrease)		156,419	54,574
Net assets, beginning		647,358	592,784
Net assets, ending		$803,777	$647,358

Units sold		131,537	77,785
Units redeemed		(144,082)	(26,587)
Net increase (decrease)		(12,545)	51,198
Units outstanding, beginning		521,049	469,851
Units outstanding, ending		508,504	521,049

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$968,517
Cost of units redeemed/account charges			(433,933)
Net investment income (loss)			474
Net realized gain (loss)			59,368
Realized gain distributions			69,698
Net change in unrealized appreciation (depreciation)			139,653
Net assets			$803,777

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	509	$804	1.25%	27.2%	12/31/2021	$1.60	0	$0	1.00%	27.5%	12/31/2021	$1.62	0	$0	0.75%	27.9%
12/31/2020	1.24	521	647	1.25%	-1.5%	12/31/2020	1.25	0	0	1.00%	-1.3%	12/31/2020	1.26	0	0	0.75%	-1.0%
12/31/2019	1.26	470	593	1.25%	26.8%	12/31/2019	1.27	0	0	1.00%	27.2%	12/31/2019	1.28	0	0	0.75%	27.5%
12/31/2018	0.99	461	458	1.25%	-9.8%	12/31/2018	1.00	0	0	1.00%	-9.6%	12/31/2018	1.00	0	0	0.75%	-9.4%
12/31/2017	1.10	463	511	1.25%	10.3%	12/31/2017	1.10	0	0	1.00%	10.5%	12/31/2017	1.11	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	0	$0	0.50%	28.2%	12/31/2021	$1.65	0	$0	0.25%	28.5%	12/31/2021	$1.67	0	$0	0.00%	28.8%
12/31/2020	1.28	0	0	0.50%	-0.8%	12/31/2020	1.29	0	0	0.25%	-0.5%	12/31/2020	1.30	0	0	0.00%	-0.3%
12/31/2019	1.29	0	0	0.50%	27.8%	12/31/2019	1.29	0	0	0.25%	28.1%	12/31/2019	1.30	0	0	0.00%	28.4%
12/31/2018	1.01	0	0	0.50%	-9.2%	12/31/2018	1.01	0	0	0.25%	-8.9%	12/31/2018	1.01	0	0	0.00%	-8.7%
12/31/2017	1.11	0	0	0.50%	10.7%	12/31/2017	1.11	0	0	0.25%	10.9%	12/31/2017	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	1.3%
2019	1.6%
2018	1.5%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights Of Columbus Small Cap Institutional Class - 06-FRV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$705,169	$595,175	50,617
Receivables: investments sold	444
Payables: investments purchased	-
Net assets	$705,613

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$705,613	455,511	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$705,613	455,511

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,426)
Net investment income (loss)			(8,426)

Gain (loss) on investments:
Net realized gain (loss)			9,434
Realized gain distributions			72,086
Net change in unrealized appreciation (depreciation)			56,088
Net gain (loss)			137,608

Increase (decrease) in net assets from operations			$129,182

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,426)	$(5,753)
Net realized gain (loss)		9,434	(2,572)
Realized gain distributions		72,086	-
Net change in unrealized appreciation (depreciation)		56,088	75,529

Increase (decrease) in net assets from operations		129,182	67,204

Contract owner transactions:
Proceeds from units sold		39,343	54,698
Cost of units redeemed		(45,238)	(28,603)
Account charges		(354)	(222)
Increase (decrease)		(6,249)	25,873
Net increase (decrease)		122,933	93,077
Net assets, beginning		582,680	489,603
Net assets, ending		$705,613	$582,680

Units sold		26,937	53,138
Units redeemed		(31,304)	(26,978)
Net increase (decrease)		(4,367)	26,160
Units outstanding, beginning		459,878	433,718
Units outstanding, ending		455,511	459,878

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$725,558
Cost of units redeemed/account charges			(236,096)
Net investment income (loss)			(25,858)
Net realized gain (loss)			(4,703)
Realized gain distributions			136,718
Net change in unrealized appreciation (depreciation)			109,994
Net assets			$705,613

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	456	$706	1.25%	22.3%	12/31/2021	$1.57	0	$0	1.00%	22.6%	12/31/2021	$1.58	0	$0	0.75%	22.9%
12/31/2020	1.27	460	583	1.25%	12.2%	12/31/2020	1.28	0	0	1.00%	12.5%	12/31/2020	1.29	0	0	0.75%	12.8%
12/31/2019	1.13	434	490	1.25%	22.6%	12/31/2019	1.14	0	0	1.00%	23.0%	12/31/2019	1.14	0	0	0.75%	23.3%
12/31/2018	0.92	394	363	1.25%	-16.7%	12/31/2018	0.92	0	0	1.00%	-16.5%	12/31/2018	0.93	0	0	0.75%	-16.2%
12/31/2017	1.10	447	494	1.25%	10.5%	12/31/2017	1.11	0	0	1.00%	10.6%	12/31/2017	1.11	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	0	$0	0.50%	23.2%	12/31/2021	$1.62	0	$0	0.25%	23.5%	12/31/2021	$1.64	0	$0	0.00%	23.8%
12/31/2020	1.30	0	0	0.50%	13.1%	12/31/2020	1.31	0	0	0.25%	13.4%	12/31/2020	1.32	0	0	0.00%	13.7%
12/31/2019	1.15	0	0	0.50%	23.6%	12/31/2019	1.16	0	0	0.25%	23.9%	12/31/2019	1.17	0	0	0.00%	24.2%
12/31/2018	0.93	0	0	0.50%	-16.0%	12/31/2018	0.93	0	0	0.25%	-15.8%	12/31/2018	0.94	0	0	0.00%	-15.6%
12/31/2017	1.11	0	0	0.50%	10.9%	12/31/2017	1.11	0	0	0.25%	11.0%	12/31/2017	1.11	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Core Bond Institutional Class - 06-FRN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$128,490	$128,948	12,401
Receivables: investments sold	112
Payables: investments purchased	-
Net assets	$128,602

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$128,602	115,906	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$128,602	115,906

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,724
Mortality & expense charges			(1,575)
Net investment income (loss)			1,149

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,480)
Net gain (loss)			(3,477)

Increase (decrease) in net assets from operations			$(2,328)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,149	$1,699
Net realized gain (loss)		3	19
Realized gain distributions		-	678
Net change in unrealized appreciation (depreciation)		(3,480)	3,484

Increase (decrease) in net assets from operations		(2,328)	5,880

Contract owner transactions:
Proceeds from units sold		27,200	45,887
Cost of units redeemed		(19,123)	-
Account charges		(2)	-
Increase (decrease)		8,075	45,887
Net increase (decrease)		5,747	51,767
Net assets, beginning		122,855	71,088
Net assets, ending		$128,602	$122,855

Units sold		24,440	42,119
Units redeemed		(17,252)	-
Net increase (decrease)		7,188	42,119
Units outstanding, beginning		108,718	66,599
Units outstanding, ending		115,906	108,718

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$144,196
Cost of units redeemed/account charges			(19,125)
Net investment income (loss)			3,289
Net realized gain (loss)			22
Realized gain distributions			678
Net change in unrealized appreciation (depreciation)			(458)
Net assets			$128,602

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	116	$129	1.25%	-1.8%	12/31/2021	$1.12	0	$0	1.00%	-1.6%	12/31/2021	$1.13	0	$0	0.75%	-1.3%
12/31/2020	1.13	109	123	1.25%	5.9%	12/31/2020	1.14	0	0	1.00%	6.1%	12/31/2020	1.15	0	0	0.75%	6.4%
12/31/2019	1.07	67	71	1.25%	8.4%	12/31/2019	1.07	0	0	1.00%	8.7%	12/31/2019	1.08	0	0	0.75%	9.0%
12/31/2018	0.98	0	0	1.25%	-2.0%	12/31/2018	0.99	0	0	1.00%	-1.7%	12/31/2018	0.99	0	0	0.75%	-1.5%
12/31/2017	1.00	0	0	1.25%	0.4%	12/31/2017	1.01	0	0	1.00%	0.6%	12/31/2017	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	0.50%	-1.1%	12/31/2021	$1.16	0	$0	0.25%	-0.8%	12/31/2021	$1.17	0	$0	0.00%	-0.6%
12/31/2020	1.16	0	0	0.50%	6.7%	12/31/2020	1.17	0	0	0.25%	6.9%	12/31/2020	1.18	0	0	0.00%	7.2%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.5%	12/31/2019	1.10	0	0	0.00%	9.8%
12/31/2018	1.00	0	0	0.50%	-1.2%	12/31/2018	1.00	0	0	0.25%	-1.0%	12/31/2018	1.00	0	0	0.00%	-0.7%
12/31/2017	1.01	0	0	0.50%	0.8%	12/31/2017	1.01	0	0	0.25%	0.9%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	3.2%
2019	1.4%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Intl Eq Institutional Class - 06-FRP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$133,863	$117,877	10,061
Receivables: investments sold	252
Payables: investments purchased	-
Net assets	$134,115

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$134,115	94,380	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$134,115	94,380

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,869
Mortality & expense charges			(1,780)
Net investment income (loss)			89

Gain (loss) on investments:
Net realized gain (loss)			5,761
Realized gain distributions			10,582
Net change in unrealized appreciation (depreciation)			(2,194)
Net gain (loss)			14,149

Increase (decrease) in net assets from operations			$14,238

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$89	$(18)
Net realized gain (loss)		5,761	157
Realized gain distributions		10,582	-
Net change in unrealized appreciation (depreciation)		(2,194)	15,670

Increase (decrease) in net assets from operations		14,238	15,809

Contract owner transactions:
Proceeds from units sold		6,516	28,558
Cost of units redeemed		(23,694)	(6,650)
Account charges		(19)	(22)
Increase (decrease)		(17,197)	21,886
Net increase (decrease)		(2,959)	37,695
Net assets, beginning		137,074	99,379
Net assets, ending		$134,115	$137,074

Units sold		4,642	25,293
Units redeemed		(16,301)	(5,646)
Net increase (decrease)		(11,659)	19,647
Units outstanding, beginning		106,039	86,392
Units outstanding, ending		94,380	106,039

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$162,449
Cost of units redeemed/account charges			(63,319)
Net investment income (loss)			667
Net realized gain (loss)			6,770
Realized gain distributions			11,562
Net change in unrealized appreciation (depreciation)			15,986
Net assets			$134,115

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	94	$134	1.25%	9.9%	12/31/2021	$1.44	0	$0	1.00%	10.2%	12/31/2021	$1.45	0	$0	0.75%	10.5%
12/31/2020	1.29	106	137	1.25%	12.4%	12/31/2020	1.30	0	0	1.00%	12.7%	12/31/2020	1.32	0	0	0.75%	12.9%
12/31/2019	1.15	86	99	1.25%	16.6%	12/31/2019	1.16	0	0	1.00%	16.8%	12/31/2019	1.16	0	0	0.75%	17.1%
12/31/2018	0.99	39	38	1.25%	-13.5%	12/31/2018	0.99	0	0	1.00%	-13.3%	12/31/2018	0.99	0	0	0.75%	-13.1%
12/31/2017	1.14	61	69	1.25%	14.1%	12/31/2017	1.14	0	0	1.00%	14.3%	12/31/2017	1.14	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	10.8%	12/31/2021	$1.49	0	$0	0.25%	11.0%	12/31/2021	$1.50	0	$0	0.00%	11.3%
12/31/2020	1.33	0	0	0.50%	13.2%	12/31/2020	1.34	0	0	0.25%	13.5%	12/31/2020	1.35	0	0	0.00%	13.8%
12/31/2019	1.17	0	0	0.50%	17.4%	12/31/2019	1.18	0	0	0.25%	17.7%	12/31/2019	1.19	0	0	0.00%	18.0%
12/31/2018	1.00	0	0	0.50%	-12.9%	12/31/2018	1.00	0	0	0.25%	-12.7%	12/31/2018	1.01	0	0	0.00%	-12.4%
12/31/2017	1.15	0	0	0.50%	14.6%	12/31/2017	1.15	0	0	0.25%	14.7%	12/31/2017	1.15	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.2%
2019	1.4%
2018	1.6%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lazard Dev Mkts Equity Instl Class - 06-4YN (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.95	0	$0	1.25%	-4.6%	12/31/2021	$0.95	0	$0	1.00%	-4.5%	12/31/2021	$0.96	0	$0	0.75%	-4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.96	0	$0	0.50%	-4.4%	12/31/2021	$0.96	0	$0	0.25%	-4.3%	12/31/2021	$0.96	0	$0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Dividend Growth Fund R3 Class - 06-424

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$104,496	$83,263	5,069
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$104,487

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$104,487	42,177	$2.48
Band 100	-	-	2.53
Band 75	-	-	2.58
Band 50	-	-	2.63
Band 25	-	-	2.69
Band 0	-	-	2.75
Total	$104,487	42,177

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$549
Mortality & expense charges			(1,060)
Net investment income (loss)			(511)

Gain (loss) on investments:
Net realized gain (loss)			568
Realized gain distributions			6,949
Net change in unrealized appreciation (depreciation)			11,179
Net gain (loss)			18,696

Increase (decrease) in net assets from operations			$18,185

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(511)	$(542)
Net realized gain (loss)		568	(13,576)
Realized gain distributions		6,949	1,454
Net change in unrealized appreciation (depreciation)		11,179	(241)

Increase (decrease) in net assets from operations		18,185	(12,905)

Contract owner transactions:
Proceeds from units sold		25,619	25,284
Cost of units redeemed		(1,628)	(113,401)
Account charges		(62)	(44)
Increase (decrease)		23,929	(88,161)
Net increase (decrease)		42,114	(101,066)
Net assets, beginning		62,373	163,439
Net assets, ending		$104,487	$62,373

Units sold		11,775	15,958
Units redeemed		(756)	(77,744)
Net increase (decrease)		11,019	(61,786)
Units outstanding, beginning		31,158	92,944
Units outstanding, ending		42,177	31,158

* Date of Fund Inception into Variable Account: 10 /11 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$660,283
Cost of units redeemed/account charges			(666,434)
Net investment income (loss)			2,825
Net realized gain (loss)			(11,362)
Realized gain distributions			97,942
Net change in unrealized appreciation (depreciation)			21,233
Net assets			$104,487

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.48	42	$104	1.25%	23.8%	12/31/2021	$2.53	0	$0	1.00%	24.1%	12/31/2021	$2.58	0	$0	0.75%	24.4%
12/31/2020	2.00	31	62	1.25%	13.8%	12/31/2020	2.04	0	0	1.00%	14.1%	12/31/2020	2.08	0	0	0.75%	14.4%
12/31/2019	1.76	93	163	1.25%	24.7%	12/31/2019	1.79	0	0	1.00%	25.0%	12/31/2019	1.81	0	0	0.75%	25.3%
12/31/2018	1.41	72	102	1.25%	-6.1%	12/31/2018	1.43	21	30	1.00%	-5.9%	12/31/2018	1.45	0	0	0.75%	-5.7%
12/31/2017	1.50	96	144	1.25%	17.3%	12/31/2017	1.52	121	184	1.00%	17.6%	12/31/2017	1.53	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.63	0	$0	0.50%	24.7%	12/31/2021	$2.69	0	$0	0.25%	25.0%	12/31/2021	$2.75	0	$0	0.00%	25.3%
12/31/2020	2.11	0	0	0.50%	14.7%	12/31/2020	2.15	0	0	0.25%	15.0%	12/31/2020	2.19	0	0	0.00%	15.3%
12/31/2019	1.84	0	0	0.50%	25.6%	12/31/2019	1.87	0	0	0.25%	25.9%	12/31/2019	1.90	0	0	0.00%	26.3%
12/31/2018	1.47	0	0	0.50%	-5.4%	12/31/2018	1.49	0	0	0.25%	-5.2%	12/31/2018	1.51	0	0	0.00%	-4.9%
12/31/2017	1.55	0	0	0.50%	18.2%	12/31/2017	1.57	0	0	0.25%	18.5%	12/31/2017	1.58	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.4%
2019	1.4%
2018	1.0%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Dividend Growth Fund A Class - 06-423 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.53
Band 100	-	-	2.58
Band 75	-	-	2.63
Band 50	-	-	2.69
Band 25	-	-	2.74
Band 0	-	-	2.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /11 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,958
Cost of units redeemed/account charges			(16,809)
Net investment income (loss)			-
Net realized gain (loss)			524
Realized gain distributions			327
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.53	0	$0	1.25%	24.1%	12/31/2021	$2.58	0	$0	1.00%	24.4%	12/31/2021	$2.63	0	$0	0.75%	24.7%
12/31/2020	2.04	0	0	1.25%	14.1%	12/31/2020	2.07	0	0	1.00%	14.4%	12/31/2020	2.11	0	0	0.75%	14.6%
12/31/2019	1.79	0	0	1.25%	25.0%	12/31/2019	1.81	0	0	1.00%	25.3%	12/31/2019	1.84	0	0	0.75%	25.6%
12/31/2018	1.43	0	0	1.25%	-5.9%	12/31/2018	1.45	0	0	1.00%	-5.7%	12/31/2018	1.47	0	0	0.75%	-5.4%
12/31/2017	1.52	0	0	1.25%	17.6%	12/31/2017	1.53	0	0	1.00%	17.9%	12/31/2017	1.55	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.69	0	$0	0.50%	25.0%	12/31/2021	$2.74	0	$0	0.25%	25.4%	12/31/2021	$2.80	0	$0	0.00%	25.7%
12/31/2020	2.15	0	0	0.50%	14.9%	12/31/2020	2.19	0	0	0.25%	15.2%	12/31/2020	2.23	0	0	0.00%	15.5%
12/31/2019	1.87	0	0	0.50%	25.9%	12/31/2019	1.90	0	0	0.25%	26.3%	12/31/2019	1.93	0	0	0.00%	26.6%
12/31/2018	1.49	0	0	0.50%	-5.2%	12/31/2018	1.51	0	0	0.25%	-5.0%	12/31/2018	1.53	0	0	0.00%	-4.7%
12/31/2017	1.57	0	0	0.50%	18.5%	12/31/2017	1.58	0	0	0.25%	18.8%	12/31/2017	1.60	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund A Class - 06-732

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,211	$1,392	45
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,211

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,211	312	$3.89
Band 100	-	-	3.99
Band 75	-	-	4.10
Band 50	-	-	4.21
Band 25	-	-	4.32
Band 0	-	-	4.43
Total	$1,211	312

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,746)
Net investment income (loss)			(2,746)

Gain (loss) on investments:
Net realized gain (loss)			96,522
Realized gain distributions			136
Net change in unrealized appreciation (depreciation)			(88,744)
Net gain (loss)			7,914

Increase (decrease) in net assets from operations			$5,168

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,746)	$(3,081)
Net realized gain (loss)		96,522	3,060
Realized gain distributions		136	27,581
Net change in unrealized appreciation (depreciation)		(88,744)	108,430

Increase (decrease) in net assets from operations		5,168	135,990

Contract owner transactions:
Proceeds from units sold		53,428	76,205
Cost of units redeemed		(375,447)	(132,069)
Account charges		(43)	(174)
Increase (decrease)		(322,062)	(56,038)
Net increase (decrease)		(316,894)	79,952
Net assets, beginning		318,105	238,153
Net assets, ending		$1,211	$318,105

Units sold		12,554	34,109
Units redeemed		(90,917)	(55,820)
Net increase (decrease)		(78,363)	(21,711)
Units outstanding, beginning		78,675	100,386
Units outstanding, ending		312	78,675

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$10,501,017
Cost of units redeemed/account charges			(12,173,594)
Net investment income (loss)			(41,258)
Net realized gain (loss)			(285,792)
Realized gain distributions			2,001,019
Net change in unrealized appreciation (depreciation)			(181)
Net assets			$1,211

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.89	0	$1	1.25%	-3.9%	12/31/2021	$3.99	0	$0	1.00%	-3.6%	12/31/2021	$4.10	0	$0	0.75%	-3.4%
12/31/2020	4.04	79	318	1.25%	70.4%	12/31/2020	4.14	0	0	1.00%	70.9%	12/31/2020	4.24	0	0	0.75%	71.3%
12/31/2019	2.37	100	238	1.25%	30.3%	12/31/2019	2.42	0	0	1.00%	30.6%	12/31/2019	2.48	0	0	0.75%	30.9%
12/31/2018	1.82	112	204	1.25%	3.8%	12/31/2018	1.86	0	0	1.00%	4.0%	12/31/2018	1.89	0	0	0.75%	4.3%
12/31/2017	1.75	92	161	1.25%	28.3%	12/31/2017	1.78	0	0	1.00%	28.6%	12/31/2017	1.81	0	0	0.75%	28.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.21	0	$0	0.50%	-3.1%	12/31/2021	$4.32	0	$0	0.25%	-2.9%	12/31/2021	$4.43	0	$0	0.00%	-2.7%
12/31/2020	4.34	0	0	0.50%	71.7%	12/31/2020	4.45	0	0	0.25%	72.1%	12/31/2020	4.55	0	0	0.00%	72.6%
12/31/2019	2.53	0	0	0.50%	31.3%	12/31/2019	2.58	0	0	0.25%	31.6%	12/31/2019	2.64	0	0	0.00%	31.9%
12/31/2018	1.93	0	0	0.50%	4.6%	12/31/2018	1.96	0	0	0.25%	4.8%	12/31/2018	2.00	0	0	0.00%	5.1%
12/31/2017	1.84	0	0	0.50%	29.3%	12/31/2017	1.87	0	0	0.25%	29.6%	12/31/2017	1.90	0	0	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund P Class - 06-960

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,681,189	$1,574,064	68,282
Receivables: investments sold	-
Payables: investments purchased	(85)
Net assets	$1,681,104

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,029,673	148,986	$6.91
Band 100	651,431	90,323	7.21
Band 75	-	-	7.53
Band 50	-	-	7.85
Band 25	-	-	8.20
Band 0	-	-	8.55
Total	$1,681,104	239,309

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(21,735)
Net investment income (loss)			(21,735)

Gain (loss) on investments:
Net realized gain (loss)			70,828
Realized gain distributions			201,898
Net change in unrealized appreciation (depreciation)			(316,256)
Net gain (loss)			(43,530)

Increase (decrease) in net assets from operations			$(65,265)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,735)	$(13,537)
Net realized gain (loss)		70,828	3,419
Realized gain distributions		201,898	180,847
Net change in unrealized appreciation (depreciation)		(316,256)	542,419

Increase (decrease) in net assets from operations		(65,265)	713,148

Contract owner transactions:
Proceeds from units sold		62,084	367,002
Cost of units redeemed		(274,113)	(127,645)
Account charges		(91)	(112)
Increase (decrease)		(212,120)	239,245
Net increase (decrease)		(277,385)	952,393
Net assets, beginning		1,958,489	1,006,096
Net assets, ending		$1,681,104	$1,958,489

Units sold		8,027	59,611
Units redeemed		(35,794)	(25,943)
Net increase (decrease)		(27,767)	33,668
Units outstanding, beginning		267,076	233,408
Units outstanding, ending		239,309	267,076

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,894,888
Cost of units redeemed/account charges			(8,753,947)
Net investment income (loss)			(166,322)
Net realized gain (loss)			189,745
Realized gain distributions			2,409,615
Net change in unrealized appreciation (depreciation)			107,125
Net assets			$1,681,104

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.91	149	$1,030	1.25%	-4.1%	12/31/2021	$7.21	90	$651	1.00%	-3.8%	12/31/2021	$7.53	0	$0	0.75%	-3.6%
12/31/2020	7.20	151	1,088	1.25%	70.0%	12/31/2020	7.50	116	871	1.00%	70.4%	12/31/2020	7.81	0	0	0.75%	70.9%
12/31/2019	4.24	129	547	1.25%	30.1%	12/31/2019	4.40	104	459	1.00%	30.4%	12/31/2019	4.57	0	0	0.75%	30.7%
12/31/2018	3.26	257	838	1.25%	3.6%	12/31/2018	3.37	122	413	1.00%	3.9%	12/31/2018	3.49	0	0	0.75%	4.1%
12/31/2017	3.14	273	857	1.25%	28.3%	12/31/2017	3.25	169	549	1.00%	28.6%	12/31/2017	3.36	0	0	0.75%	29.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.85	0	$0	0.50%	-3.4%	12/31/2021	$8.20	0	$0	0.25%	-3.1%	12/31/2021	$8.55	0	$0	0.00%	-2.9%
12/31/2020	8.13	0	0	0.50%	71.3%	12/31/2020	8.46	0	0	0.25%	71.7%	12/31/2020	8.81	0	0	0.00%	72.2%
12/31/2019	4.74	0	0	0.50%	31.1%	12/31/2019	4.93	0	0	0.25%	31.4%	12/31/2019	5.11	0	0	0.00%	31.7%
12/31/2018	3.62	0	0	0.50%	4.4%	12/31/2018	3.75	0	0	0.25%	4.7%	12/31/2018	3.88	75	292	0.00%	4.9%
12/31/2017	3.47	0	0	0.50%	29.3%	12/31/2017	3.58	0	0	0.25%	29.6%	12/31/2017	3.70	88	326	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund R3 Class - 06-369

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$458,036	$503,525	10,900
Receivables: investments sold	-
Payables: investments purchased	(189,004)
Net assets	$269,032

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$180,122	43,412	$4.15
Band 100	88,910	20,685	4.30
Band 75	-	-	4.45
Band 50	-	-	4.61
Band 25	-	-	4.78
Band 0	-	-	4.95
Total	$269,032	64,097

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,784)
Net investment income (loss)			(5,784)

Gain (loss) on investments:
Net realized gain (loss)			36,642
Realized gain distributions			31,262
Net change in unrealized appreciation (depreciation)			(67,197)
Net gain (loss)			707

Increase (decrease) in net assets from operations			$(5,077)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,784)	$(5,164)
Net realized gain (loss)		36,642	64,825
Realized gain distributions		31,262	46,804
Net change in unrealized appreciation (depreciation)		(67,197)	121,272

Increase (decrease) in net assets from operations		(5,077)	227,737

Contract owner transactions:
Proceeds from units sold		1,090,945	1,247,503
Cost of units redeemed		(1,187,581)	(1,572,523)
Account charges		(265)	(161)
Increase (decrease)		(96,901)	(325,181)
Net increase (decrease)		(101,978)	(97,444)
Net assets, beginning		371,010	468,454
Net assets, ending		$269,032	$371,010

Units sold		251,301	430,893
Units redeemed		(272,231)	(529,204)
Net increase (decrease)		(20,930)	(98,311)
Units outstanding, beginning		85,027	183,338
Units outstanding, ending		64,097	85,027

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,004,908
Cost of units redeemed/account charges			(13,351,388)
Net investment income (loss)			(182,543)
Net realized gain (loss)			384,306
Realized gain distributions			1,459,238
Net change in unrealized appreciation (depreciation)			(45,489)
Net assets			$269,032

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.15	43	$180	1.25%	-4.1%	12/31/2021	$4.30	21	$89	1.00%	-3.9%	12/31/2021	$4.45	0	$0	0.75%	-3.7%
12/31/2020	4.33	64	278	1.25%	70.0%	12/31/2020	4.47	21	93	1.00%	70.4%	12/31/2020	4.62	0	0	0.75%	70.8%
12/31/2019	2.55	163	414	1.25%	30.0%	12/31/2019	2.62	21	54	1.00%	30.3%	12/31/2019	2.71	0	0	0.75%	30.6%
12/31/2018	1.96	195	381	1.25%	3.5%	12/31/2018	2.01	21	42	1.00%	3.7%	12/31/2018	2.07	0	0	0.75%	4.0%
12/31/2017	1.89	325	616	1.25%	28.0%	12/31/2017	1.94	21	40	1.00%	28.4%	12/31/2017	1.99	0	0	0.75%	28.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.61	0	$0	0.50%	-3.4%	12/31/2021	$4.78	0	$0	0.25%	-3.2%	12/31/2021	$4.95	0	$0	0.00%	-2.9%
12/31/2020	4.78	0	0	0.50%	71.3%	12/31/2020	4.94	0	0	0.25%	71.7%	12/31/2020	5.10	0	0	0.00%	72.1%
12/31/2019	2.79	0	0	0.50%	31.0%	12/31/2019	2.87	0	0	0.25%	31.3%	12/31/2019	2.96	0	0	0.00%	31.6%
12/31/2018	2.13	0	0	0.50%	4.3%	12/31/2018	2.19	0	0	0.25%	4.5%	12/31/2018	2.25	0	0	0.00%	4.8%
12/31/2017	2.04	0	0	0.50%	29.0%	12/31/2017	2.09	0	0	0.25%	29.3%	12/31/2017	2.15	0	0	0.00%	29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fundamental Equity Fund R3 Class - 06-731

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.45
Band 100	-	-	2.51
Band 75	-	-	2.58
Band 50	-	-	2.65
Band 25	-	-	2.72
Band 0	-	-	2.79
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(59)
Net investment income (loss)			(59)

Gain (loss) on investments:
Net realized gain (loss)			1,638
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			(361)
Net gain (loss)			1,285

Increase (decrease) in net assets from operations			$1,226

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(59)	$38
Net realized gain (loss)		1,638	(4)
Realized gain distributions		8	-
Net change in unrealized appreciation (depreciation)		(361)	403

Increase (decrease) in net assets from operations		1,226	437

Contract owner transactions:
Proceeds from units sold		1,750	2,903
Cost of units redeemed		(9,032)	(102)
Account charges		-	-
Increase (decrease)		(7,282)	2,801
Net increase (decrease)		(6,056)	3,238
Net assets, beginning		6,056	2,818
Net assets, ending		$-	$6,056

Units sold		813	1,786
Units redeemed		(3,957)	(122)
Net increase (decrease)		(3,144)	1,664
Units outstanding, beginning		3,144	1,480
Units outstanding, ending		-	3,144

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,654,708
Cost of units redeemed/account charges			(2,996,013)
Net investment income (loss)			(18,790)
Net realized gain (loss)			(127,482)
Realized gain distributions			487,577
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.45	0	$0	1.25%	27.1%	12/31/2021	$2.51	0	$0	1.00%	27.4%	12/31/2021	$2.58	0	$0	0.75%	27.7%
12/31/2020	1.93	3	6	1.25%	1.2%	12/31/2020	1.97	0	0	1.00%	1.4%	12/31/2020	2.02	0	0	0.75%	1.7%
12/31/2019	1.90	1	3	1.25%	20.9%	12/31/2019	1.95	0	0	1.00%	21.2%	12/31/2019	1.99	0	0	0.75%	21.5%
12/31/2018	1.58	5	8	1.25%	-9.8%	12/31/2018	1.61	0	0	1.00%	-9.5%	12/31/2018	1.64	0	0	0.75%	-9.3%
12/31/2017	1.75	27	48	1.25%	11.2%	12/31/2017	1.77	0	0	1.00%	11.5%	12/31/2017	1.80	0	0	0.75%	11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.65	0	$0	0.50%	28.0%	12/31/2021	$2.72	0	$0	0.25%	28.3%	12/31/2021	$2.79	0	$0	0.00%	28.7%
12/31/2020	2.07	0	0	0.50%	1.9%	12/31/2020	2.12	0	0	0.25%	2.2%	12/31/2020	2.17	0	0	0.00%	2.4%
12/31/2019	2.03	0	0	0.50%	21.8%	12/31/2019	2.07	0	0	0.25%	22.1%	12/31/2019	2.12	0	0	0.00%	22.4%
12/31/2018	1.67	0	0	0.50%	-9.1%	12/31/2018	1.70	0	0	0.25%	-8.9%	12/31/2018	1.73	0	0	0.00%	-8.6%
12/31/2017	1.83	0	0	0.50%	12.1%	12/31/2017	1.86	0	0	0.25%	12.4%	12/31/2017	1.89	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	2.0%
2019	0.6%
2018	0.3%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fundamental Equity Fund A Class - 06-733 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.50
Band 100	-	-	2.57
Band 75	-	-	2.64
Band 50	-	-	2.71
Band 25	-	-	2.78
Band 0	-	-	2.86
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$316,691
Cost of units redeemed/account charges			(335,150)
Net investment income (loss)			(1,523)
Net realized gain (loss)			(29,216)
Realized gain distributions			49,198
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.50	0	$0	1.25%	27.4%	12/31/2021	$2.57	0	$0	1.00%	27.7%	12/31/2021	$2.64	0	$0	0.75%	28.1%
12/31/2020	1.97	0	0	1.25%	1.4%	12/31/2020	2.01	0	0	1.00%	1.6%	12/31/2020	2.06	0	0	0.75%	1.9%
12/31/2019	1.94	0	0	1.25%	21.2%	12/31/2019	1.98	0	0	1.00%	21.5%	12/31/2019	2.02	0	0	0.75%	21.8%
12/31/2018	1.60	0	0	1.25%	-9.6%	12/31/2018	1.63	0	0	1.00%	-9.4%	12/31/2018	1.66	0	0	0.75%	-9.1%
12/31/2017	1.77	0	0	1.25%	11.6%	12/31/2017	1.80	0	0	1.00%	11.8%	12/31/2017	1.83	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.71	0	$0	0.50%	28.4%	12/31/2021	$2.78	0	$0	0.25%	28.7%	12/31/2021	$2.86	0	$0	0.00%	29.0%
12/31/2020	2.11	0	0	0.50%	2.1%	12/31/2020	2.16	0	0	0.25%	2.4%	12/31/2020	2.21	0	0	0.00%	2.6%
12/31/2019	2.07	0	0	0.50%	22.1%	12/31/2019	2.11	0	0	0.25%	22.5%	12/31/2019	2.16	0	0	0.00%	22.8%
12/31/2018	1.69	0	0	0.50%	-8.9%	12/31/2018	1.72	0	0	0.25%	-8.7%	12/31/2018	1.76	0	0	0.00%	-8.4%
12/31/2017	1.86	0	0	0.50%	12.4%	12/31/2017	1.89	0	0	0.25%	12.7%	12/31/2017	1.92	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund A Class - 06-734 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.16
Band 100	-	-	3.25
Band 75	-	-	3.33
Band 50	-	-	3.42
Band 25	-	-	3.51
Band 0	-	-	3.61
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.16	0	$0	1.25%	5.3%	12/31/2021	$3.25	0	$0	1.00%	5.5%	12/31/2021	$3.33	0	$0	0.75%	5.8%
12/31/2020	3.01	0	0	1.25%	38.3%	12/31/2020	3.08	0	0	1.00%	38.7%	12/31/2020	3.15	0	0	0.75%	39.0%
12/31/2019	2.17	0	0	1.25%	35.1%	12/31/2019	2.22	0	0	1.00%	35.4%	12/31/2019	2.27	0	0	0.75%	35.7%
12/31/2018	1.61	0	0	1.25%	-4.6%	12/31/2018	1.64	0	0	1.00%	-4.3%	12/31/2018	1.67	0	0	0.75%	-4.1%
12/31/2017	1.69	0	0	1.25%	21.3%	12/31/2017	1.71	0	0	1.00%	21.6%	12/31/2017	1.74	0	0	0.75%	21.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.42	0	$0	0.50%	6.1%	12/31/2021	$3.51	0	$0	0.25%	6.3%	12/31/2021	$3.61	0	$0	0.00%	6.6%
12/31/2020	3.23	0	0	0.50%	39.4%	12/31/2020	3.31	0	0	0.25%	39.7%	12/31/2020	3.38	0	0	0.00%	40.1%
12/31/2019	2.32	0	0	0.50%	36.1%	12/31/2019	2.37	0	0	0.25%	36.4%	12/31/2019	2.42	0	0	0.00%	36.8%
12/31/2018	1.70	0	0	0.50%	-3.8%	12/31/2018	1.73	0	0	0.25%	-3.6%	12/31/2018	1.77	0	0	0.00%	-3.4%
12/31/2017	1.77	0	0	0.50%	22.2%	12/31/2017	1.80	0	0	0.25%	22.5%	12/31/2017	1.83	0	0	0.00%	22.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund P Class - 06-965

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$218,126	$194,583	8,815
Receivables: investments sold	-
Payables: investments purchased	(290)
Net assets	$217,836

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$164,062	35,761	$4.59
Band 100	53,774	11,232	4.79
Band 75	-	-	5.00
Band 50	-	-	5.21
Band 25	-	-	5.44
Band 0	-	-	5.68
Total	$217,836	46,993

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,618)
Net investment income (loss)			(2,618)

Gain (loss) on investments:
Net realized gain (loss)			4,701
Realized gain distributions			36,049
Net change in unrealized appreciation (depreciation)			(27,450)
Net gain (loss)			13,300

Increase (decrease) in net assets from operations			$10,682

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,618)	$(2,146)
Net realized gain (loss)		4,701	3,732
Realized gain distributions		36,049	30,626
Net change in unrealized appreciation (depreciation)		(27,450)	27,833

Increase (decrease) in net assets from operations		10,682	60,045

Contract owner transactions:
Proceeds from units sold		1,931	8,089
Cost of units redeemed		(14,416)	(31,520)
Account charges		(16)	(17)
Increase (decrease)		(12,501)	(23,448)
Net increase (decrease)		(1,819)	36,597
Net assets, beginning		219,655	183,058
Net assets, ending		$217,836	$219,655

Units sold		434	2,583
Units redeemed		(3,225)	(10,189)
Net increase (decrease)		(2,791)	(7,606)
Units outstanding, beginning		49,784	57,390
Units outstanding, ending		46,993	49,784

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$563,495
Cost of units redeemed/account charges			(585,150)
Net investment income (loss)			(24,065)
Net realized gain (loss)			39,567
Realized gain distributions			200,446
Net change in unrealized appreciation (depreciation)			23,543
Net assets			$217,836

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.59	36	$164	1.25%	5.1%	12/31/2021	$4.79	11	$54	1.00%	5.3%	12/31/2021	$5.00	0	$0	0.75%	5.6%
12/31/2020	4.37	37	161	1.25%	38.0%	12/31/2020	4.54	13	59	1.00%	38.4%	12/31/2020	4.73	0	0	0.75%	38.7%
12/31/2019	3.16	45	142	1.25%	34.8%	12/31/2019	3.28	13	42	1.00%	35.2%	12/31/2019	3.41	0	0	0.75%	35.5%
12/31/2018	2.35	29	69	1.25%	-4.8%	12/31/2018	2.43	18	43	1.00%	-4.6%	12/31/2018	2.52	0	0	0.75%	-4.3%
12/31/2017	2.46	26	65	1.25%	21.1%	12/31/2017	2.55	22	55	1.00%	21.4%	12/31/2017	2.63	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.21	0	$0	0.50%	5.9%	12/31/2021	$5.44	0	$0	0.25%	6.1%	12/31/2021	$5.68	0	$0	0.00%	6.4%
12/31/2020	4.92	0	0	0.50%	39.1%	12/31/2020	5.13	0	0	0.25%	39.4%	12/31/2020	5.34	0	0	0.00%	39.8%
12/31/2019	3.54	0	0	0.50%	35.9%	12/31/2019	3.68	0	0	0.25%	36.2%	12/31/2019	3.82	0	0	0.00%	36.5%
12/31/2018	2.61	0	0	0.50%	-4.1%	12/31/2018	2.70	0	0	0.25%	-3.8%	12/31/2018	2.80	0	0	0.00%	-3.6%
12/31/2017	2.72	0	0	0.50%	22.0%	12/31/2017	2.81	0	0	0.25%	22.3%	12/31/2017	2.90	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund R3 Class - 06-371

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$150,530	$141,586	6,149
Receivables: investments sold	77
Payables: investments purchased	-
Net assets	$150,607

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$150,607	43,447	$3.47
Band 100	-	-	3.59
Band 75	-	-	3.72
Band 50	-	-	3.85
Band 25	-	-	3.99
Band 0	-	-	4.14
Total	$150,607	43,447

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,950)
Net investment income (loss)			(1,950)

Gain (loss) on investments:
Net realized gain (loss)			16,930
Realized gain distributions			24,944
Net change in unrealized appreciation (depreciation)			(32,382)
Net gain (loss)			9,492

Increase (decrease) in net assets from operations			$7,542

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,950)	$(1,744)
Net realized gain (loss)		16,930	547
Realized gain distributions		24,944	25,838
Net change in unrealized appreciation (depreciation)		(32,382)	24,852

Increase (decrease) in net assets from operations		7,542	49,493

Contract owner transactions:
Proceeds from units sold		14,211	12,874
Cost of units redeemed		(56,047)	(2,596)
Account charges		-	-
Increase (decrease)		(41,836)	10,278
Net increase (decrease)		(34,294)	59,771
Net assets, beginning		184,901	125,130
Net assets, ending		$150,607	$184,901

Units sold		4,966	4,847
Units redeemed		(17,538)	(1,139)
Net increase (decrease)		(12,572)	3,708
Units outstanding, beginning		56,019	52,311
Units outstanding, ending		43,447	56,019

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,804,998
Cost of units redeemed/account charges			(1,928,954)
Net investment income (loss)			(27,156)
Net realized gain (loss)			92,079
Realized gain distributions			200,696
Net change in unrealized appreciation (depreciation)			8,944
Net assets			$150,607

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.47	43	$151	1.25%	5.0%	12/31/2021	$3.59	0	$0	1.00%	5.3%	12/31/2021	$3.72	0	$0	0.75%	5.5%
12/31/2020	3.30	56	185	1.25%	38.0%	12/31/2020	3.41	0	0	1.00%	38.3%	12/31/2020	3.52	0	0	0.75%	38.7%
12/31/2019	2.39	52	125	1.25%	34.7%	12/31/2019	2.47	0	0	1.00%	35.1%	12/31/2019	2.54	0	0	0.75%	35.4%
12/31/2018	1.78	53	95	1.25%	-4.8%	12/31/2018	1.83	0	0	1.00%	-4.6%	12/31/2018	1.88	0	0	0.75%	-4.3%
12/31/2017	1.87	161	300	1.25%	21.0%	12/31/2017	1.91	0	0	1.00%	21.3%	12/31/2017	1.96	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.85	0	$0	0.50%	5.8%	12/31/2021	$3.99	0	$0	0.25%	6.1%	12/31/2021	$4.14	0	$0	0.00%	6.3%
12/31/2020	3.64	0	0	0.50%	39.0%	12/31/2020	3.76	0	0	0.25%	39.4%	12/31/2020	3.89	0	0	0.00%	39.7%
12/31/2019	2.62	0	0	0.50%	35.7%	12/31/2019	2.70	0	0	0.25%	36.1%	12/31/2019	2.78	0	0	0.00%	36.4%
12/31/2018	1.93	0	0	0.50%	-4.1%	12/31/2018	1.98	0	0	0.25%	-3.9%	12/31/2018	2.04	0	0	0.00%	-3.6%
12/31/2017	2.01	0	0	0.50%	21.9%	12/31/2017	2.06	0	0	0.25%	22.2%	12/31/2017	2.12	0	0	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund A Class - 06-057

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,095	$1,032	146
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,095

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,095	833	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$1,095	833

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$42
Mortality & expense charges			(11)
Net investment income (loss)			31

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			6
Net gain (loss)			7

Increase (decrease) in net assets from operations			$38

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31	$1,532
Net realized gain (loss)		-	(5,290)
Realized gain distributions		1	-
Net change in unrealized appreciation (depreciation)		6	(523)

Increase (decrease) in net assets from operations		38	(4,281)

Contract owner transactions:
Proceeds from units sold		324	5,764
Cost of units redeemed		-	(66,495)
Account charges		-	(114)
Increase (decrease)		324	(60,845)
Net increase (decrease)		362	(65,126)
Net assets, beginning		733	65,859
Net assets, ending		$1,095	$733

Units sold		249	5,205
Units redeemed		-	(58,710)
Net increase (decrease)		249	(53,505)
Units outstanding, beginning		584	54,089
Units outstanding, ending		833	584

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$658,707
Cost of units redeemed/account charges			(708,934)
Net investment income (loss)			36,078
Net realized gain (loss)			14,896
Realized gain distributions			285
Net change in unrealized appreciation (depreciation)			63
Net assets			$1,095

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	1	$1	1.25%	4.8%	12/31/2021	$1.34	0	$0	1.00%	5.0%	12/31/2021	$1.37	0	$0	0.75%	5.3%
12/31/2020	1.26	1	1	1.25%	3.1%	12/31/2020	1.28	0	0	1.00%	3.4%	12/31/2020	1.30	0	0	0.75%	3.6%
12/31/2019	1.22	54	66	1.25%	13.6%	12/31/2019	1.23	0	0	1.00%	13.9%	12/31/2019	1.25	0	0	0.75%	14.2%
12/31/2018	1.07	51	55	1.25%	-6.3%	12/31/2018	1.08	0	0	1.00%	-6.1%	12/31/2018	1.10	0	0	0.75%	-5.9%
12/31/2017	1.14	163	186	1.25%	7.2%	12/31/2017	1.15	0	0	1.00%	7.4%	12/31/2017	1.16	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	0.50%	5.5%	12/31/2021	$1.42	0	$0	0.25%	5.8%	12/31/2021	$1.44	0	$0	0.00%	6.1%
12/31/2020	1.32	0	0	0.50%	3.9%	12/31/2020	1.34	0	0	0.25%	4.2%	12/31/2020	1.36	0	0	0.00%	4.4%
12/31/2019	1.27	0	0	0.50%	14.5%	12/31/2019	1.29	0	0	0.25%	14.7%	12/31/2019	1.30	0	0	0.00%	15.0%
12/31/2018	1.11	0	0	0.50%	-5.6%	12/31/2018	1.12	0	0	0.25%	-5.4%	12/31/2018	1.13	0	0	0.00%	-5.2%
12/31/2017	1.18	0	0	0.50%	8.0%	12/31/2017	1.19	0	0	0.25%	8.2%	12/31/2017	1.20	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.6%
2020	5.8%
2019	5.5%
2018	5.7%
2017	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund R3 Class - 06-073

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$160,100	$156,441	22,596
Receivables: investments sold	10,275
Payables: investments purchased	-
Net assets	$170,375

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$170,375	132,326	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$170,375	132,326

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,693
Mortality & expense charges			(1,876)
Net investment income (loss)			4,817

Gain (loss) on investments:
Net realized gain (loss)			2,173
Realized gain distributions			209
Net change in unrealized appreciation (depreciation)			(419)
Net gain (loss)			1,963

Increase (decrease) in net assets from operations			$6,780

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,817	$5,791
Net realized gain (loss)		2,173	(1,672)
Realized gain distributions		209	-
Net change in unrealized appreciation (depreciation)		(419)	1,432

Increase (decrease) in net assets from operations		6,780	5,551

Contract owner transactions:
Proceeds from units sold		60,936	41,804
Cost of units redeemed		(75,490)	(19,745)
Account charges		(49)	(78)
Increase (decrease)		(14,603)	21,981
Net increase (decrease)		(7,823)	27,532
Net assets, beginning		178,198	150,666
Net assets, ending		$170,375	$178,198

Units sold		48,007	38,112
Units redeemed		(60,230)	(19,230)
Net increase (decrease)		(12,223)	18,882
Units outstanding, beginning		144,549	125,667
Units outstanding, ending		132,326	144,549

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,146,878
Cost of units redeemed/account charges			(1,054,485)
Net investment income (loss)			62,134
Net realized gain (loss)			11,980
Realized gain distributions			209
Net change in unrealized appreciation (depreciation)			3,659
Net assets			$170,375

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	132	$170	1.25%	4.4%	12/31/2021	$1.31	0	$0	1.00%	4.7%	12/31/2021	$1.34	0	$0	0.75%	5.0%
12/31/2020	1.23	145	178	1.25%	2.8%	12/31/2020	1.25	0	0	1.00%	3.1%	12/31/2020	1.27	0	0	0.75%	3.3%
12/31/2019	1.20	126	151	1.25%	13.2%	12/31/2019	1.22	0	0	1.00%	13.5%	12/31/2019	1.23	0	0	0.75%	13.8%
12/31/2018	1.06	239	254	1.25%	-6.7%	12/31/2018	1.07	0	0	1.00%	-6.4%	12/31/2018	1.08	0	0	0.75%	-6.2%
12/31/2017	1.13	241	274	1.25%	6.8%	12/31/2017	1.14	0	0	1.00%	7.1%	12/31/2017	1.15	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	0.50%	5.2%	12/31/2021	$1.39	0	$0	0.25%	5.5%	12/31/2021	$1.41	0	$0	0.00%	5.8%
12/31/2020	1.29	0	0	0.50%	3.6%	12/31/2020	1.32	0	0	0.25%	3.9%	12/31/2020	1.34	0	0	0.00%	4.1%
12/31/2019	1.25	0	0	0.50%	14.1%	12/31/2019	1.27	0	0	0.25%	14.4%	12/31/2019	1.28	0	0	0.00%	14.6%
12/31/2018	1.10	0	0	0.50%	-6.0%	12/31/2018	1.11	0	0	0.25%	-5.7%	12/31/2018	1.12	0	0	0.00%	-5.5%
12/31/2017	1.17	0	0	0.50%	7.6%	12/31/2017	1.18	0	0	0.25%	7.9%	12/31/2017	1.19	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.8%
2020	4.7%
2019	7.1%
2018	8.0%
2017	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock Fund P Class - 06-970

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,320	$7,807	281
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$9,323

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,323	3,658	$2.55
Band 100	-	-	2.66
Band 75	-	-	2.78
Band 50	-	-	2.90
Band 25	-	-	3.02
Band 0	-	-	3.15
Total	$9,323	3,658

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$50
Mortality & expense charges			(160)
Net investment income (loss)			(110)

Gain (loss) on investments:
Net realized gain (loss)			4,594
Realized gain distributions			683
Net change in unrealized appreciation (depreciation)			(576)
Net gain (loss)			4,701

Increase (decrease) in net assets from operations			$4,591

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(110)	$(10)
Net realized gain (loss)		4,594	(164)
Realized gain distributions		683	-
Net change in unrealized appreciation (depreciation)		(576)	1,095

Increase (decrease) in net assets from operations		4,591	921

Contract owner transactions:
Proceeds from units sold		1,602	3,521
Cost of units redeemed		(29,212)	(1,666)
Account charges		(42)	(72)
Increase (decrease)		(27,652)	1,783
Net increase (decrease)		(23,061)	2,704
Net assets, beginning		32,384	29,680
Net assets, ending		$9,323	$32,384

Units sold		686	2,150
Units redeemed		(13,171)	(984)
Net increase (decrease)		(12,485)	1,166
Units outstanding, beginning		16,143	14,977
Units outstanding, ending		3,658	16,143

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$175,579
Cost of units redeemed/account charges			(195,095)
Net investment income (loss)			(2,007)
Net realized gain (loss)			23,903
Realized gain distributions			5,430
Net change in unrealized appreciation (depreciation)			1,513
Net assets			$9,323

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.55	4	$9	1.25%	27.0%	12/31/2021	$2.66	0	$0	1.00%	27.4%	12/31/2021	$2.78	0	$0	0.75%	27.7%
12/31/2020	2.01	16	32	1.25%	1.2%	12/31/2020	2.09	0	0	1.00%	1.5%	12/31/2020	2.17	0	0	0.75%	1.7%
12/31/2019	1.98	15	30	1.25%	21.2%	12/31/2019	2.06	0	0	1.00%	21.5%	12/31/2019	2.14	0	0	0.75%	21.8%
12/31/2018	1.64	14	23	1.25%	-15.8%	12/31/2018	1.69	0	0	1.00%	-15.6%	12/31/2018	1.75	0	0	0.75%	-15.4%
12/31/2017	1.94	10	19	1.25%	5.5%	12/31/2017	2.01	0	0	1.00%	5.8%	12/31/2017	2.07	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.90	0	$0	0.50%	28.0%	12/31/2021	$3.02	0	$0	0.25%	28.3%	12/31/2021	$3.15	0	$0	0.00%	28.6%
12/31/2020	2.26	0	0	0.50%	2.0%	12/31/2020	2.36	0	0	0.25%	2.3%	12/31/2020	2.45	0	0	0.00%	2.5%
12/31/2019	2.22	0	0	0.50%	22.1%	12/31/2019	2.30	0	0	0.25%	22.4%	12/31/2019	2.39	0	0	0.00%	22.7%
12/31/2018	1.82	0	0	0.50%	-15.1%	12/31/2018	1.88	0	0	0.25%	-14.9%	12/31/2018	1.95	0	0	0.00%	-14.7%
12/31/2017	2.14	0	0	0.50%	6.3%	12/31/2017	2.21	0	0	0.25%	6.6%	12/31/2017	2.29	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	1.1%
2019	0.7%
2018	0.8%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock Fund R3 Class - 06-961

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,860	$16,937	613
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$20,858

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,858	5,746	$3.63
Band 100	-	-	3.75
Band 75	-	-	3.87
Band 50	-	-	3.99
Band 25	-	-	4.12
Band 0	-	-	4.25
Total	$20,858	5,746

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$102
Mortality & expense charges			(241)
Net investment income (loss)			(139)

Gain (loss) on investments:
Net realized gain (loss)			2,708
Realized gain distributions			1,499
Net change in unrealized appreciation (depreciation)			1,063
Net gain (loss)			5,270

Increase (decrease) in net assets from operations			$5,131

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(139)	$(205)
Net realized gain (loss)		2,708	(7,350)
Realized gain distributions		1,499	-
Net change in unrealized appreciation (depreciation)		1,063	(2,096)

Increase (decrease) in net assets from operations		5,131	(9,651)

Contract owner transactions:
Proceeds from units sold		931	537
Cost of units redeemed		(25,502)	(34,948)
Account charges		(18)	(10)
Increase (decrease)		(24,589)	(34,421)
Net increase (decrease)		(19,458)	(44,072)
Net assets, beginning		40,316	84,388
Net assets, ending		$20,858	$40,316

Units sold		277	216
Units redeemed		(8,635)	(15,984)
Net increase (decrease)		(8,358)	(15,768)
Units outstanding, beginning		14,104	29,872
Units outstanding, ending		5,746	14,104

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,104,575
Cost of units redeemed/account charges			(1,176,049)
Net investment income (loss)			(14,761)
Net realized gain (loss)			80,555
Realized gain distributions			22,615
Net change in unrealized appreciation (depreciation)			3,923
Net assets			$20,858

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.63	6	$21	1.25%	27.0%	12/31/2021	$3.75	0	$0	1.00%	27.3%	12/31/2021	$3.87	0	$0	0.75%	27.6%
12/31/2020	2.86	14	40	1.25%	1.2%	12/31/2020	2.94	0	0	1.00%	1.4%	12/31/2020	3.03	0	0	0.75%	1.7%
12/31/2019	2.82	30	84	1.25%	21.1%	12/31/2019	2.90	0	0	1.00%	21.4%	12/31/2019	2.98	0	0	0.75%	21.7%
12/31/2018	2.33	37	86	1.25%	-15.7%	12/31/2018	2.39	0	0	1.00%	-15.5%	12/31/2018	2.45	0	0	0.75%	-15.3%
12/31/2017	2.77	307	848	1.25%	5.4%	12/31/2017	2.83	0	0	1.00%	5.7%	12/31/2017	2.89	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.99	0	$0	0.50%	27.9%	12/31/2021	$4.12	0	$0	0.25%	28.3%	12/31/2021	$4.25	0	$0	0.00%	28.6%
12/31/2020	3.12	0	0	0.50%	1.9%	12/31/2020	3.21	0	0	0.25%	2.2%	12/31/2020	3.31	0	0	0.00%	2.5%
12/31/2019	3.06	0	0	0.50%	22.0%	12/31/2019	3.14	0	0	0.25%	22.3%	12/31/2019	3.23	0	0	0.00%	22.7%
12/31/2018	2.51	0	0	0.50%	-15.1%	12/31/2018	2.57	0	0	0.25%	-14.9%	12/31/2018	2.63	0	0	0.00%	-14.7%
12/31/2017	2.95	0	0	0.50%	6.2%	12/31/2017	3.02	0	0	0.25%	6.5%	12/31/2017	3.08	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.6%
2019	0.6%
2018	0.1%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund R3 Class - 06-962

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$339,343	$383,924	23,479
Receivables: investments sold	-
Payables: investments purchased	(67)
Net assets	$339,276

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$339,276	105,882	$3.20
Band 100	-	-	3.31
Band 75	-	-	3.41
Band 50	-	-	3.52
Band 25	-	-	3.64
Band 0	-	-	3.75
Total	$339,276	105,882

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,049)
Net investment income (loss)			(4,049)

Gain (loss) on investments:
Net realized gain (loss)			(3,817)
Realized gain distributions			52,349
Net change in unrealized appreciation (depreciation)			(2,648)
Net gain (loss)			45,884

Increase (decrease) in net assets from operations			$41,835

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,049)	$(179)
Net realized gain (loss)		(3,817)	(8,865)
Realized gain distributions		52,349	-
Net change in unrealized appreciation (depreciation)		(2,648)	8,413

Increase (decrease) in net assets from operations		41,835	(631)

Contract owner transactions:
Proceeds from units sold		210,567	46,494
Cost of units redeemed		(85,144)	(9,995)
Account charges		(786)	(140)
Increase (decrease)		124,637	36,359
Net increase (decrease)		166,472	35,728
Net assets, beginning		172,804	137,076
Net assets, ending		$339,276	$172,804

Units sold		66,929	20,286
Units redeemed		(28,219)	(4,821)
Net increase (decrease)		38,710	15,465
Units outstanding, beginning		67,172	51,707
Units outstanding, ending		105,882	67,172

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$834,135
Cost of units redeemed/account charges			(665,413)
Net investment income (loss)			(23,334)
Net realized gain (loss)			(14,625)
Realized gain distributions			253,094
Net change in unrealized appreciation (depreciation)			(44,581)
Net assets			$339,276

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.20	106	$339	1.25%	24.6%	12/31/2021	$3.31	0	$0	1.00%	24.9%	12/31/2021	$3.41	0	$0	0.75%	25.2%
12/31/2020	2.57	67	173	1.25%	-3.0%	12/31/2020	2.65	0	0	1.00%	-2.7%	12/31/2020	2.73	0	0	0.75%	-2.5%
12/31/2019	2.65	52	137	1.25%	18.5%	12/31/2019	2.72	0	0	1.00%	18.8%	12/31/2019	2.80	0	0	0.75%	19.1%
12/31/2018	2.24	60	135	1.25%	-13.2%	12/31/2018	2.29	0	0	1.00%	-13.0%	12/31/2018	2.35	0	0	0.75%	-12.8%
12/31/2017	2.58	52	135	1.25%	4.8%	12/31/2017	2.63	0	0	1.00%	5.0%	12/31/2017	2.69	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.52	0	$0	0.50%	25.5%	12/31/2021	$3.64	0	$0	0.25%	25.8%	12/31/2021	$3.75	0	$0	0.00%	26.1%
12/31/2020	2.81	0	0	0.50%	-2.2%	12/31/2020	2.89	0	0	0.25%	-2.0%	12/31/2020	2.98	0	0	0.00%	-1.7%
12/31/2019	2.87	0	0	0.50%	19.4%	12/31/2019	2.95	0	0	0.25%	19.7%	12/31/2019	3.03	0	0	0.00%	20.0%
12/31/2018	2.40	0	0	0.50%	-12.5%	12/31/2018	2.46	0	0	0.25%	-12.3%	12/31/2018	2.52	0	0	0.00%	-12.1%
12/31/2017	2.75	0	0	0.50%	5.6%	12/31/2017	2.81	0	0	0.25%	5.8%	12/31/2017	2.87	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.0%
2019	0.1%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund P Class - 06-980 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.32
Band 100	-	-	3.46
Band 75	-	-	3.61
Band 50	-	-	3.77
Band 25	-	-	3.93
Band 0	-	-	4.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$881,687
Cost of units redeemed/account charges			(1,114,693)
Net investment income (loss)			(34,037)
Net realized gain (loss)			(103,825)
Realized gain distributions			370,868
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.32	0	$0	1.25%	24.6%	12/31/2021	$3.46	0	$0	1.00%	25.0%	12/31/2021	$3.61	0	$0	0.75%	25.3%
12/31/2020	2.66	0	0	1.25%	-2.9%	12/31/2020	2.77	0	0	1.00%	-2.7%	12/31/2020	2.88	0	0	0.75%	-2.4%
12/31/2019	2.74	0	0	1.25%	18.6%	12/31/2019	2.85	0	0	1.00%	18.9%	12/31/2019	2.95	0	0	0.75%	19.2%
12/31/2018	2.31	0	0	1.25%	-13.1%	12/31/2018	2.39	0	0	1.00%	-12.9%	12/31/2018	2.48	0	0	0.75%	-12.7%
12/31/2017	2.66	0	0	1.25%	4.8%	12/31/2017	2.75	0	0	1.00%	5.1%	12/31/2017	2.84	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.77	0	$0	0.50%	25.6%	12/31/2021	$3.93	0	$0	0.25%	25.9%	12/31/2021	$4.10	0	$0	0.00%	26.2%
12/31/2020	3.00	0	0	0.50%	-2.2%	12/31/2020	3.12	0	0	0.25%	-2.0%	12/31/2020	3.25	0	0	0.00%	-1.7%
12/31/2019	3.07	0	0	0.50%	19.5%	12/31/2019	3.19	0	0	0.25%	19.8%	12/31/2019	3.31	0	0	0.00%	20.1%
12/31/2018	2.57	0	0	0.50%	-12.5%	12/31/2018	2.66	0	0	0.25%	-12.3%	12/31/2018	2.75	0	0	0.00%	-12.0%
12/31/2017	2.93	0	0	0.50%	5.6%	12/31/2017	3.03	0	0	0.25%	5.8%	12/31/2017	3.13	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund Institutional Class - 06-704 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.10
Band 100	-	-	2.15
Band 75	-	-	2.20
Band 50	-	-	2.25
Band 25	-	-	2.31
Band 0	-	-	2.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.10	0	$0	1.25%	25.2%	12/31/2021	$2.15	0	$0	1.00%	25.5%	12/31/2021	$2.20	0	$0	0.75%	25.8%
12/31/2020	1.68	0	0	1.25%	-2.5%	12/31/2020	1.71	0	0	1.00%	-2.2%	12/31/2020	1.75	0	0	0.75%	-2.0%
12/31/2019	1.72	0	0	1.25%	19.1%	12/31/2019	1.75	0	0	1.00%	19.4%	12/31/2019	1.78	0	0	0.75%	19.7%
12/31/2018	1.45	0	0	1.25%	-12.8%	12/31/2018	1.47	0	0	1.00%	-12.5%	12/31/2018	1.49	0	0	0.75%	-12.3%
12/31/2017	1.66	0	0	1.25%	5.3%	12/31/2017	1.68	0	0	1.00%	5.5%	12/31/2017	1.70	0	0	0.75%	5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.25	0	$0	0.50%	26.1%	12/31/2021	$2.31	0	$0	0.25%	26.4%	12/31/2021	$2.36	0	$0	0.00%	26.8%
12/31/2020	1.79	0	0	0.50%	-1.7%	12/31/2020	1.82	0	0	0.25%	-1.5%	12/31/2020	1.86	0	0	0.00%	-1.2%
12/31/2019	1.82	0	0	0.50%	20.0%	12/31/2019	1.85	0	0	0.25%	20.3%	12/31/2019	1.89	0	0	0.00%	20.6%
12/31/2018	1.52	0	0	0.50%	-12.1%	12/31/2018	1.54	0	0	0.25%	-11.9%	12/31/2018	1.56	0	0	0.00%	-11.7%
12/31/2017	1.72	0	0	0.50%	6.1%	12/31/2017	1.75	0	0	0.25%	6.3%	12/31/2017	1.77	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund A Class - 06-967

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$159,484	$138,726	7,416
Receivables: investments sold	54
Payables: investments purchased	-
Net assets	$159,538

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$159,538	47,410	$3.37
Band 100	-	-	3.47
Band 75	-	-	3.57
Band 50	-	-	3.68
Band 25	-	-	3.80
Band 0	-	-	3.91
Total	$159,538	47,410

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,228)
Net investment income (loss)			(2,228)

Gain (loss) on investments:
Net realized gain (loss)			55,545
Realized gain distributions			18,680
Net change in unrealized appreciation (depreciation)			(8,825)
Net gain (loss)			65,400

Increase (decrease) in net assets from operations			$63,172

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,228)	$(5,382)
Net realized gain (loss)		55,545	(18,984)
Realized gain distributions		18,680	30,270
Net change in unrealized appreciation (depreciation)		(8,825)	66,330

Increase (decrease) in net assets from operations		63,172	72,234

Contract owner transactions:
Proceeds from units sold		30,515	53,656
Cost of units redeemed		(551,460)	(213,871)
Account charges		(364)	(302)
Increase (decrease)		(521,309)	(160,517)
Net increase (decrease)		(458,137)	(88,283)
Net assets, beginning		617,675	705,958
Net assets, ending		$159,538	$617,675

Units sold		9,940	24,663
Units redeemed		(193,126)	(93,874)
Net increase (decrease)		(183,186)	(69,211)
Units outstanding, beginning		230,596	299,807
Units outstanding, ending		47,410	230,596

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$18,130,067
Cost of units redeemed/account charges			(20,585,350)
Net investment income (loss)			(191,160)
Net realized gain (loss)			1,293,348
Realized gain distributions			1,491,875
Net change in unrealized appreciation (depreciation)			20,758
Net assets			$159,538

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.37	47	$160	1.25%	25.6%	12/31/2021	$3.47	0	$0	1.00%	25.9%	12/31/2021	$3.57	0	$0	0.75%	26.3%
12/31/2020	2.68	231	618	1.25%	13.8%	12/31/2020	2.75	0	0	1.00%	14.0%	12/31/2020	2.83	0	0	0.75%	14.3%
12/31/2019	2.35	300	706	1.25%	21.3%	12/31/2019	2.41	0	0	1.00%	21.6%	12/31/2019	2.48	0	0	0.75%	21.9%
12/31/2018	1.94	369	716	1.25%	-13.0%	12/31/2018	1.99	0	0	1.00%	-12.7%	12/31/2018	2.03	0	0	0.75%	-12.5%
12/31/2017	2.23	569	1,268	1.25%	8.8%	12/31/2017	2.27	0	0	1.00%	9.1%	12/31/2017	2.32	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.68	0	$0	0.50%	26.6%	12/31/2021	$3.80	0	$0	0.25%	26.9%	12/31/2021	$3.91	0	$0	0.00%	27.2%
12/31/2020	2.91	0	0	0.50%	14.6%	12/31/2020	2.99	0	0	0.25%	14.9%	12/31/2020	3.07	0	0	0.00%	15.2%
12/31/2019	2.54	0	0	0.50%	22.2%	12/31/2019	2.60	0	0	0.25%	22.6%	12/31/2019	2.67	0	0	0.00%	22.9%
12/31/2018	2.08	0	0	0.50%	-12.3%	12/31/2018	2.12	0	0	0.25%	-12.1%	12/31/2018	2.17	0	0	0.00%	-11.9%
12/31/2017	2.37	0	0	0.50%	9.6%	12/31/2017	2.42	0	0	0.25%	9.9%	12/31/2017	2.47	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.3%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund P Class - 06-025

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$821,739	$765,061	39,283
Receivables: investments sold	-
Payables: investments purchased	(2,294)
Net assets	$819,445

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$735,073	344,749	$2.13
Band 100	84,372	38,742	2.18
Band 75	-	-	2.22
Band 50	-	-	2.27
Band 25	-	-	2.32
Band 0	-	-	2.37
Total	$819,445	383,491

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,965)
Net investment income (loss)			(8,965)

Gain (loss) on investments:
Net realized gain (loss)			3,005
Realized gain distributions			99,441
Net change in unrealized appreciation (depreciation)			63,279
Net gain (loss)			165,725

Increase (decrease) in net assets from operations			$156,760

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,965)	$(7,628)
Net realized gain (loss)		3,005	(11,246)
Realized gain distributions		99,441	33,938
Net change in unrealized appreciation (depreciation)		63,279	71,257

Increase (decrease) in net assets from operations		156,760	86,321

Contract owner transactions:
Proceeds from units sold		105,319	43,822
Cost of units redeemed		(34,769)	(226,049)
Account charges		(561)	(365)
Increase (decrease)		69,989	(182,592)
Net increase (decrease)		226,749	(96,271)
Net assets, beginning		592,696	688,967
Net assets, ending		$819,445	$592,696

Units sold		53,888	29,872
Units redeemed		(18,106)	(141,334)
Net increase (decrease)		35,782	(111,462)
Units outstanding, beginning		347,709	459,171
Units outstanding, ending		383,491	347,709

* Date of Fund Inception into Variable Account: 7 /12 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,626,889
Cost of units redeemed/account charges			(1,344,658)
Net investment income (loss)			(72,592)
Net realized gain (loss)			(34,359)
Realized gain distributions			587,487
Net change in unrealized appreciation (depreciation)			56,678
Net assets			$819,445

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.13	345	$735	1.25%	25.4%	12/31/2021	$2.18	39	$84	1.00%	25.7%	12/31/2021	$2.22	0	$0	0.75%	26.0%
12/31/2020	1.70	309	525	1.25%	13.5%	12/31/2020	1.73	39	68	1.00%	13.8%	12/31/2020	1.77	0	0	0.75%	14.1%
12/31/2019	1.50	420	629	1.25%	21.1%	12/31/2019	1.52	39	60	1.00%	21.4%	12/31/2019	1.55	0	0	0.75%	21.7%
12/31/2018	1.24	439	543	1.25%	-13.2%	12/31/2018	1.25	41	51	1.00%	-12.9%	12/31/2018	1.27	0	0	0.75%	-12.7%
12/31/2017	1.42	371	528	1.25%	8.6%	12/31/2017	1.44	43	62	1.00%	8.8%	12/31/2017	1.46	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.27	0	$0	0.50%	26.3%	12/31/2021	$2.32	0	$0	0.25%	26.6%	12/31/2021	$2.37	0	$0	0.00%	26.9%
12/31/2020	1.80	0	0	0.50%	14.4%	12/31/2020	1.83	0	0	0.25%	14.7%	12/31/2020	1.87	0	0	0.00%	14.9%
12/31/2019	1.57	0	0	0.50%	22.0%	12/31/2019	1.60	0	0	0.25%	22.3%	12/31/2019	1.62	0	0	0.00%	22.6%
12/31/2018	1.29	0	0	0.50%	-12.5%	12/31/2018	1.31	0	0	0.25%	-12.3%	12/31/2018	1.32	0	0	0.00%	-12.1%
12/31/2017	1.47	0	0	0.50%	9.4%	12/31/2017	1.49	0	0	0.25%	9.7%	12/31/2017	1.51	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.2%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund R3 Class - 06-968

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$684,584	$623,886	33,368
Receivables: investments sold	-
Payables: investments purchased	(191)
Net assets	$684,393

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$534,102	162,773	$3.28
Band 100	150,291	44,445	3.38
Band 75	-	-	3.48
Band 50	-	-	3.59
Band 25	-	-	3.70
Band 0	-	-	3.81
Total	$684,393	207,218

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,172)
Net investment income (loss)			(10,172)

Gain (loss) on investments:
Net realized gain (loss)			79,265
Realized gain distributions			87,352
Net change in unrealized appreciation (depreciation)			31,903
Net gain (loss)			198,520

Increase (decrease) in net assets from operations			$188,348

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,172)	$(7,515)
Net realized gain (loss)		79,265	(41,508)
Realized gain distributions		87,352	37,286
Net change in unrealized appreciation (depreciation)		31,903	98,314

Increase (decrease) in net assets from operations		188,348	86,577

Contract owner transactions:
Proceeds from units sold		180,243	241,999
Cost of units redeemed		(406,113)	(298,478)
Account charges		(375)	(84)
Increase (decrease)		(226,245)	(56,563)
Net increase (decrease)		(37,897)	30,014
Net assets, beginning		722,290	692,276
Net assets, ending		$684,393	$722,290

Units sold		68,819	112,405
Units redeemed		(135,877)	(136,453)
Net increase (decrease)		(67,058)	(24,048)
Units outstanding, beginning		274,276	298,324
Units outstanding, ending		207,218	274,276

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,716,533
Cost of units redeemed/account charges			(5,118,509)
Net investment income (loss)			(145,268)
Net realized gain (loss)			202,026
Realized gain distributions			968,913
Net change in unrealized appreciation (depreciation)			60,698
Net assets			$684,393

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.28	163	$534	1.25%	25.3%	12/31/2021	$3.38	44	$150	1.00%	25.6%	12/31/2021	$3.48	0	$0	0.75%	25.9%
12/31/2020	2.62	219	573	1.25%	13.5%	12/31/2020	2.69	55	149	1.00%	13.7%	12/31/2020	2.77	0	0	0.75%	14.0%
12/31/2019	2.31	235	542	1.25%	21.0%	12/31/2019	2.37	64	151	1.00%	21.3%	12/31/2019	2.43	0	0	0.75%	21.6%
12/31/2018	1.91	332	634	1.25%	-13.1%	12/31/2018	1.95	91	177	1.00%	-12.9%	12/31/2018	2.00	0	0	0.75%	-12.7%
12/31/2017	2.20	415	911	1.25%	8.5%	12/31/2017	2.24	98	220	1.00%	8.8%	12/31/2017	2.29	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.59	0	$0	0.50%	26.2%	12/31/2021	$3.70	0	$0	0.25%	26.6%	12/31/2021	$3.81	0	$0	0.00%	26.9%
12/31/2020	2.84	0	0	0.50%	14.3%	12/31/2020	2.92	0	0	0.25%	14.6%	12/31/2020	3.01	0	0	0.00%	14.9%
12/31/2019	2.49	0	0	0.50%	21.9%	12/31/2019	2.55	0	0	0.25%	22.2%	12/31/2019	2.62	0	0	0.00%	22.5%
12/31/2018	2.04	0	0	0.50%	-12.5%	12/31/2018	2.09	0	0	0.25%	-12.3%	12/31/2018	2.14	0	0	0.00%	-12.0%
12/31/2017	2.33	0	0	0.50%	9.3%	12/31/2017	2.38	0	0	0.25%	9.6%	12/31/2017	2.43	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Leaders Fund I Class - 06-948

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$138,127	$118,096	3,313
Receivables: investments sold	899
Payables: investments purchased	-
Net assets	$139,026

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$139,026	39,907	$3.48
Band 100	-	-	3.54
Band 75	-	-	3.61
Band 50	-	-	3.67
Band 25	-	-	3.73
Band 0	-	-	3.80
Total	$139,026	39,907

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,806)
Net investment income (loss)			(1,806)

Gain (loss) on investments:
Net realized gain (loss)			9,501
Realized gain distributions			26,612
Net change in unrealized appreciation (depreciation)			(23,138)
Net gain (loss)			12,975

Increase (decrease) in net assets from operations			$11,169

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,806)	$(1,537)
Net realized gain (loss)		9,501	25,172
Realized gain distributions		26,612	11,713
Net change in unrealized appreciation (depreciation)		(23,138)	19,779

Increase (decrease) in net assets from operations		11,169	55,127

Contract owner transactions:
Proceeds from units sold		11,164	191,418
Cost of units redeemed		(21,341)	(276,548)
Account charges		-	-
Increase (decrease)		(10,177)	(85,130)
Net increase (decrease)		992	(30,003)
Net assets, beginning		138,034	168,037
Net assets, ending		$139,026	$138,034

Units sold		3,306	103,354
Units redeemed		(6,029)	(151,692)
Net increase (decrease)		(2,723)	(48,338)
Units outstanding, beginning		42,630	90,968
Units outstanding, ending		39,907	42,630

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$334,311
Cost of units redeemed/account charges			(319,350)
Net investment income (loss)			(8,050)
Net realized gain (loss)			36,714
Realized gain distributions			75,370
Net change in unrealized appreciation (depreciation)			20,031
Net assets			$139,026

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.48	40	$139	1.25%	7.6%	12/31/2021	$3.54	0	$0	1.00%	7.9%	12/31/2021	$3.61	0	$0	0.75%	8.1%
12/31/2020	3.24	43	138	1.25%	75.3%	12/31/2020	3.29	0	0	1.00%	75.7%	12/31/2020	3.34	0	0	0.75%	76.2%
12/31/2019	1.85	91	168	1.25%	33.4%	12/31/2019	1.87	0	0	1.00%	33.7%	12/31/2019	1.89	0	0	0.75%	34.1%
12/31/2018	1.38	87	120	1.25%	-2.0%	12/31/2018	1.40	0	0	1.00%	-1.7%	12/31/2018	1.41	0	0	0.75%	-1.5%
12/31/2017	1.41	61	87	1.25%	29.9%	12/31/2017	1.42	0	0	1.00%	30.2%	12/31/2017	1.43	0	0	0.75%	30.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.67	0	$0	0.50%	8.4%	12/31/2021	$3.73	0	$0	0.25%	8.7%	12/31/2021	$3.80	0	$0	0.00%	8.9%
12/31/2020	3.39	0	0	0.50%	76.6%	12/31/2020	3.44	0	0	0.25%	77.0%	12/31/2020	3.49	0	0	0.00%	77.5%
12/31/2019	1.92	0	0	0.50%	34.4%	12/31/2019	1.94	0	0	0.25%	34.8%	12/31/2019	1.97	0	0	0.00%	35.1%
12/31/2018	1.43	0	0	0.50%	-1.2%	12/31/2018	1.44	0	0	0.25%	-1.0%	12/31/2018	1.45	0	0	0.00%	-0.7%
12/31/2017	1.44	0	0	0.50%	30.9%	12/31/2017	1.45	0	0	0.25%	31.2%	12/31/2017	1.47	0	0	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund I Class - 06-949

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$152,404	$153,560	14,569
Receivables: investments sold	142
Payables: investments purchased	-
Net assets	$152,546

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$152,546	134,282	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$152,546	134,282

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,516
Mortality & expense charges			(1,931)
Net investment income (loss)			1,585

Gain (loss) on investments:
Net realized gain (loss)			167
Realized gain distributions			906
Net change in unrealized appreciation (depreciation)			(4,261)
Net gain (loss)			(3,188)

Increase (decrease) in net assets from operations			$(1,603)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,585	$1,921
Net realized gain (loss)		167	(1,416)
Realized gain distributions		906	3,208
Net change in unrealized appreciation (depreciation)		(4,261)	1,756

Increase (decrease) in net assets from operations		(1,603)	5,469

Contract owner transactions:
Proceeds from units sold		9,535	230,042
Cost of units redeemed		(11,655)	(152,017)
Account charges		(19)	(53)
Increase (decrease)		(2,139)	77,972
Net increase (decrease)		(3,742)	83,441
Net assets, beginning		156,288	72,847
Net assets, ending		$152,546	$156,288

Units sold		8,388	211,443
Units redeemed		(10,117)	(142,788)
Net increase (decrease)		(1,729)	68,655
Units outstanding, beginning		136,011	67,356
Units outstanding, ending		134,282	136,011

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$694,809
Cost of units redeemed/account charges			(557,699)
Net investment income (loss)			20,157
Net realized gain (loss)			(8,659)
Realized gain distributions			5,094
Net change in unrealized appreciation (depreciation)			(1,156)
Net assets			$152,546

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	134	$153	1.25%	-1.1%	12/31/2021	$1.16	0	$0	1.00%	-0.9%	12/31/2021	$1.18	0	$0	0.75%	-0.6%
12/31/2020	1.15	136	156	1.25%	6.2%	12/31/2020	1.17	0	0	1.00%	6.5%	12/31/2020	1.18	0	0	0.75%	6.8%
12/31/2019	1.08	67	73	1.25%	7.2%	12/31/2019	1.10	0	0	1.00%	7.5%	12/31/2019	1.11	0	0	0.75%	7.7%
12/31/2018	1.01	189	191	1.25%	-1.8%	12/31/2018	1.02	0	0	1.00%	-1.6%	12/31/2018	1.03	0	0	0.75%	-1.3%
12/31/2017	1.03	356	366	1.25%	2.6%	12/31/2017	1.04	0	0	1.00%	2.9%	12/31/2017	1.04	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	0	$0	0.50%	-0.4%	12/31/2021	$1.22	0	$0	0.25%	-0.1%	12/31/2021	$1.24	0	$0	0.00%	0.1%
12/31/2020	1.20	0	0	0.50%	7.0%	12/31/2020	1.22	0	0	0.25%	7.3%	12/31/2020	1.24	0	0	0.00%	7.6%
12/31/2019	1.12	0	0	0.50%	8.0%	12/31/2019	1.14	0	0	0.25%	8.3%	12/31/2019	1.15	0	0	0.00%	8.5%
12/31/2018	1.04	0	0	0.50%	-1.1%	12/31/2018	1.05	0	0	0.25%	-0.8%	12/31/2018	1.06	0	0	0.00%	-0.6%
12/31/2017	1.05	0	0	0.50%	3.4%	12/31/2017	1.06	0	0	0.25%	3.7%	12/31/2017	1.07	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	3.1%
2019	3.5%
2018	3.5%
2017	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Leaders Fund R3 Class - 06-951

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$183,747	$153,597	4,801
Receivables: investments sold	2,725
Payables: investments purchased	-
Net assets	$186,472

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$186,472	55,445	$3.36
Band 100	-	-	3.42
Band 75	-	-	3.48
Band 50	-	-	3.54
Band 25	-	-	3.61
Band 0	-	-	3.67
Total	$186,472	55,445

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,039)
Net investment income (loss)			(2,039)

Gain (loss) on investments:
Net realized gain (loss)			1,182
Realized gain distributions			37,688
Net change in unrealized appreciation (depreciation)			(26,057)
Net gain (loss)			12,813

Increase (decrease) in net assets from operations			$10,774

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,039)	$(1,219)
Net realized gain (loss)		1,182	322
Realized gain distributions		37,688	12,054
Net change in unrealized appreciation (depreciation)		(26,057)	46,120

Increase (decrease) in net assets from operations		10,774	57,277

Contract owner transactions:
Proceeds from units sold		40,352	4,654
Cost of units redeemed		(1,190)	-
Account charges		(105)	(56)
Increase (decrease)		39,057	4,598
Net increase (decrease)		49,831	61,875
Net assets, beginning		136,641	74,766
Net assets, ending		$186,472	$136,641

Units sold		12,343	2,019
Units redeemed		(397)	(24)
Net increase (decrease)		11,946	1,995
Units outstanding, beginning		43,499	41,504
Units outstanding, ending		55,445	43,499

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$204,647
Cost of units redeemed/account charges			(141,918)
Net investment income (loss)			(7,541)
Net realized gain (loss)			27,328
Realized gain distributions			73,806
Net change in unrealized appreciation (depreciation)			30,150
Net assets			$186,472

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.36	55	$186	1.25%	7.1%	12/31/2021	$3.42	0	$0	1.00%	7.3%	12/31/2021	$3.48	0	$0	0.75%	7.6%
12/31/2020	3.14	43	137	1.25%	74.4%	12/31/2020	3.19	0	0	1.00%	74.8%	12/31/2020	3.24	0	0	0.75%	75.2%
12/31/2019	1.80	42	75	1.25%	32.7%	12/31/2019	1.82	0	0	1.00%	33.0%	12/31/2019	1.85	0	0	0.75%	33.4%
12/31/2018	1.36	39	53	1.25%	-2.4%	12/31/2018	1.37	0	0	1.00%	-2.2%	12/31/2018	1.38	0	0	0.75%	-1.9%
12/31/2017	1.39	108	150	1.25%	29.3%	12/31/2017	1.40	0	0	1.00%	29.6%	12/31/2017	1.41	0	0	0.75%	29.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.54	0	$0	0.50%	7.9%	12/31/2021	$3.61	0	$0	0.25%	8.1%	12/31/2021	$3.67	0	$0	0.00%	8.4%
12/31/2020	3.28	0	0	0.50%	75.7%	12/31/2020	3.33	0	0	0.25%	76.1%	12/31/2020	3.38	0	0	0.00%	76.6%
12/31/2019	1.87	0	0	0.50%	33.7%	12/31/2019	1.89	0	0	0.25%	34.0%	12/31/2019	1.92	0	0	0.00%	34.4%
12/31/2018	1.40	0	0	0.50%	-1.7%	12/31/2018	1.41	0	0	0.25%	-1.4%	12/31/2018	1.43	0	0	0.00%	-1.2%
12/31/2017	1.42	0	0	0.50%	30.3%	12/31/2017	1.43	0	0	0.25%	30.6%	12/31/2017	1.44	0	0	0.00%	30.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund R3 Class - 06-952

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$115,073	$113,482	11,037
Receivables: investments sold	265
Payables: investments purchased	-
Net assets	$115,338

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$115,338	105,142	$1.10
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$115,338	105,142

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,210
Mortality & expense charges			(1,593)
Net investment income (loss)			617

Gain (loss) on investments:
Net realized gain (loss)			833
Realized gain distributions			690
Net change in unrealized appreciation (depreciation)			(4,068)
Net gain (loss)			(2,545)

Increase (decrease) in net assets from operations			$(1,928)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$617	$1,040
Net realized gain (loss)		833	340
Realized gain distributions		690	2,634
Net change in unrealized appreciation (depreciation)		(4,068)	2,194

Increase (decrease) in net assets from operations		(1,928)	6,208

Contract owner transactions:
Proceeds from units sold		15,730	16,779
Cost of units redeemed		(25,996)	(12,478)
Account charges		(204)	(10)
Increase (decrease)		(10,470)	4,291
Net increase (decrease)		(12,398)	10,499
Net assets, beginning		127,736	117,237
Net assets, ending		$115,338	$127,736

Units sold		14,283	15,392
Units redeemed		(23,751)	(11,855)
Net increase (decrease)		(9,468)	3,537
Units outstanding, beginning		114,610	111,073
Units outstanding, ending		105,142	114,610

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,024,668
Cost of units redeemed/account charges			(933,700)
Net investment income (loss)			26,249
Net realized gain (loss)			(10,003)
Realized gain distributions			6,533
Net change in unrealized appreciation (depreciation)			1,591
Net assets			$115,338

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	105	$115	1.25%	-1.6%	12/31/2021	$1.12	0	$0	1.00%	-1.3%	12/31/2021	$1.14	0	$0	0.75%	-1.1%
12/31/2020	1.11	115	128	1.25%	5.6%	12/31/2020	1.13	0	0	1.00%	5.9%	12/31/2020	1.15	0	0	0.75%	6.1%
12/31/2019	1.06	111	117	1.25%	6.7%	12/31/2019	1.07	0	0	1.00%	7.0%	12/31/2019	1.08	0	0	0.75%	7.3%
12/31/2018	0.99	161	160	1.25%	-2.5%	12/31/2018	1.00	0	0	1.00%	-2.2%	12/31/2018	1.01	0	0	0.75%	-2.0%
12/31/2017	1.01	489	495	1.25%	2.1%	12/31/2017	1.02	0	0	1.00%	2.4%	12/31/2017	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	0.50%	-0.8%	12/31/2021	$1.18	0	$0	0.25%	-0.6%	12/31/2021	$1.20	0	$0	0.00%	-0.3%
12/31/2020	1.17	0	0	0.50%	6.4%	12/31/2020	1.18	0	0	0.25%	6.7%	12/31/2020	1.20	0	0	0.00%	6.9%
12/31/2019	1.10	0	0	0.50%	7.5%	12/31/2019	1.11	0	0	0.25%	7.8%	12/31/2019	1.12	0	0	0.00%	8.1%
12/31/2018	1.02	0	0	0.50%	-1.7%	12/31/2018	1.03	0	0	0.25%	-1.5%	12/31/2018	1.04	0	0	0.00%	-1.2%
12/31/2017	1.04	0	0	0.50%	2.9%	12/31/2017	1.04	0	0	0.25%	3.2%	12/31/2017	1.05	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	2.0%
2019	2.8%
2018	2.1%
2017	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,661	$1,681	199
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,661

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,661	1,147	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$1,661	1,147

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$440
Mortality & expense charges			(151)
Net investment income (loss)			289

Gain (loss) on investments:
Net realized gain (loss)			643
Realized gain distributions			5
Net change in unrealized appreciation (depreciation)			(220)
Net gain (loss)			428

Increase (decrease) in net assets from operations			$717

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$289	$109
Net realized gain (loss)		643	-
Realized gain distributions		5	-
Net change in unrealized appreciation (depreciation)		(220)	130

Increase (decrease) in net assets from operations		717	239

Contract owner transactions:
Proceeds from units sold		25,335	1,176
Cost of units redeemed		(28,519)	-
Account charges		(1)	-
Increase (decrease)		(3,185)	1,176
Net increase (decrease)		(2,468)	1,415
Net assets, beginning		4,129	2,714
Net assets, ending		$1,661	$4,129

Units sold		17,784	877
Units redeemed		(19,549)	-
Net increase (decrease)		(1,765)	877
Units outstanding, beginning		2,912	2,035
Units outstanding, ending		1,147	2,912

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,926
Cost of units redeemed/account charges			(31,378)
Net investment income (loss)			498
Net realized gain (loss)			619
Realized gain distributions			16
Net change in unrealized appreciation (depreciation)			(20)
Net assets			$1,661

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	1	$2	1.25%	2.1%	12/31/2021	$1.47	0	$0	1.00%	2.4%	12/31/2021	$1.49	0	$0	0.75%	2.6%
12/31/2020	1.42	3	4	1.25%	6.3%	12/31/2020	1.44	0	0	1.00%	6.6%	12/31/2020	1.45	0	0	0.75%	6.8%
12/31/2019	1.33	2	3	1.25%	12.3%	12/31/2019	1.35	0	0	1.00%	12.6%	12/31/2019	1.36	0	0	0.75%	12.9%
12/31/2018	1.19	0	0	1.25%	-4.8%	12/31/2018	1.20	0	0	1.00%	-4.6%	12/31/2018	1.20	0	0	0.75%	-4.4%
12/31/2017	1.25	2	2	1.25%	8.1%	12/31/2017	1.25	0	0	1.00%	8.4%	12/31/2017	1.26	0	0	0.75%	8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	0.50%	2.9%	12/31/2021	$1.54	0	$0	0.25%	3.1%	12/31/2021	$1.56	0	$0	0.00%	3.4%
12/31/2020	1.47	0	0	0.50%	7.1%	12/31/2020	1.49	0	0	0.25%	7.4%	12/31/2020	1.51	0	0	0.00%	7.6%
12/31/2019	1.37	0	0	0.50%	13.2%	12/31/2019	1.39	0	0	0.25%	13.5%	12/31/2019	1.40	0	0	0.00%	13.7%
12/31/2018	1.21	0	0	0.50%	-4.1%	12/31/2018	1.22	0	0	0.25%	-3.9%	12/31/2018	1.23	0	0	0.00%	-3.6%
12/31/2017	1.27	0	0	0.50%	8.9%	12/31/2017	1.27	0	0	0.25%	9.2%	12/31/2017	1.28	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	15.2%
2020	4.5%
2019	5.5%
2018	3.0%
2017	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Dividend Growth Fund R5 Class - 06-CJV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$104,618	$104,067	4,975
Receivables: investments sold	-
Payables: investments purchased	(191)
Net assets	$104,427

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$104,427	43,441	$2.40
Band 100	-	-	2.44
Band 75	-	-	2.48
Band 50	-	-	2.51
Band 25	-	-	2.55
Band 0	-	-	2.59
Total	$104,427	43,441

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$634
Mortality & expense charges			(514)
Net investment income (loss)			120

Gain (loss) on investments:
Net realized gain (loss)			3,950
Realized gain distributions			7,063
Net change in unrealized appreciation (depreciation)			(431)
Net gain (loss)			10,582

Increase (decrease) in net assets from operations			$10,702

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$120	$6
Net realized gain (loss)		3,950	(1)
Realized gain distributions		7,063	183
Net change in unrealized appreciation (depreciation)		(431)	806

Increase (decrease) in net assets from operations		10,702	994

Contract owner transactions:
Proceeds from units sold		106,935	338
Cost of units redeemed		(20,956)	(413)
Account charges		(220)	(30)
Increase (decrease)		85,759	(105)
Net increase (decrease)		96,461	889
Net assets, beginning		7,966	7,077
Net assets, ending		$104,427	$7,966

Units sold		48,540	202
Units redeemed		(9,225)	(269)
Net increase (decrease)		39,315	(67)
Units outstanding, beginning		4,126	4,193
Units outstanding, ending		43,441	4,126

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$118,624
Cost of units redeemed/account charges			(26,916)
Net investment income (loss)			185
Net realized gain (loss)			4,142
Realized gain distributions			7,841
Net change in unrealized appreciation (depreciation)			551
Net assets			$104,427

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.40	43	$104	1.25%	24.5%	12/31/2021	$2.44	0	$0	1.00%	24.8%	12/31/2021	$2.48	0	$0	0.75%	25.1%
12/31/2020	1.93	4	8	1.25%	14.4%	12/31/2020	1.95	0	0	1.00%	14.7%	12/31/2020	1.98	0	0	0.75%	15.0%
12/31/2019	1.69	4	7	1.25%	25.4%	12/31/2019	1.70	0	0	1.00%	25.7%	12/31/2019	1.72	0	0	0.75%	26.0%
12/31/2018	1.35	2	3	1.25%	-5.7%	12/31/2018	1.36	0	0	1.00%	-5.5%	12/31/2018	1.37	0	0	0.75%	-5.2%
12/31/2017	1.43	1	2	1.25%	17.9%	12/31/2017	1.43	0	0	1.00%	18.2%	12/31/2017	1.44	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.51	0	$0	0.50%	25.5%	12/31/2021	$2.55	0	$0	0.25%	25.8%	12/31/2021	$2.59	0	$0	0.00%	26.1%
12/31/2020	2.00	0	0	0.50%	15.3%	12/31/2020	2.03	0	0	0.25%	15.5%	12/31/2020	2.05	0	0	0.00%	15.8%
12/31/2019	1.74	0	0	0.50%	26.3%	12/31/2019	1.76	0	0	0.25%	26.6%	12/31/2019	1.77	0	0	0.00%	26.9%
12/31/2018	1.38	0	0	0.50%	-5.0%	12/31/2018	1.39	0	0	0.25%	-4.8%	12/31/2018	1.40	0	0	0.00%	-4.5%
12/31/2017	1.45	0	0	0.50%	18.8%	12/31/2017	1.46	0	0	0.25%	19.1%	12/31/2017	1.46	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.2%
2019	2.1%
2018	2.0%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund R5 Class - 06-CJW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$483,484	$549,072	15,143
Receivables: investments sold	43,515
Payables: investments purchased	-
Net assets	$526,999

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$526,999	162,195	$3.25
Band 100	-	-	3.30
Band 75	-	-	3.35
Band 50	-	-	3.40
Band 25	-	-	3.45
Band 0	-	-	3.50
Total	$526,999	162,195

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(61,768)
Net investment income (loss)			(61,768)

Gain (loss) on investments:
Net realized gain (loss)			(298,516)
Realized gain distributions			42,613
Net change in unrealized appreciation (depreciation)			(65,588)
Net gain (loss)			(321,491)

Increase (decrease) in net assets from operations			$(383,259)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(61,768)	$-
Net realized gain (loss)		(298,516)	-
Realized gain distributions		42,613	-
Net change in unrealized appreciation (depreciation)		(65,588)	-

Increase (decrease) in net assets from operations		(383,259)	-

Contract owner transactions:
Proceeds from units sold		8,378,245	-
Cost of units redeemed		(7,450,808)	-
Account charges		(17,179)	-
Increase (decrease)		910,258	-
Net increase (decrease)		526,999	-
Net assets, beginning		-	-
Net assets, ending		$526,999	$-

Units sold		2,355,916	-
Units redeemed		(2,193,721)	-
Net increase (decrease)		162,195	-
Units outstanding, beginning		-	-
Units outstanding, ending		162,195	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,378,245
Cost of units redeemed/account charges			(7,467,987)
Net investment income (loss)			(61,768)
Net realized gain (loss)			(298,516)
Realized gain distributions			42,613
Net change in unrealized appreciation (depreciation)			(65,588)
Net assets			$526,999

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.25	162	$527	1.25%	-3.6%	12/31/2021	$3.30	0	$0	1.00%	-3.4%	12/31/2021	$3.35	0	$0	0.75%	-3.1%
12/31/2020	3.37	0	0	1.25%	70.8%	12/31/2020	3.41	0	0	1.00%	71.2%	12/31/2020	3.46	0	0	0.75%	71.7%
12/31/2019	1.97	0	0	1.25%	30.7%	12/31/2019	1.99	0	0	1.00%	31.0%	12/31/2019	2.01	0	0	0.75%	31.3%
12/31/2018	1.51	0	0	1.25%	4.0%	12/31/2018	1.52	0	0	1.00%	4.3%	12/31/2018	1.53	0	0	0.75%	4.5%
12/31/2017	1.45	0	0	1.25%	28.7%	12/31/2017	1.46	0	0	1.00%	29.0%	12/31/2017	1.47	0	0	0.75%	29.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.40	0	$0	0.50%	-2.9%	12/31/2021	$3.45	0	$0	0.25%	-2.7%	12/31/2021	$3.50	0	$0	0.00%	-2.4%
12/31/2020	3.50	0	0	0.50%	72.1%	12/31/2020	3.54	0	0	0.25%	72.5%	12/31/2020	3.59	0	0	0.00%	73.0%
12/31/2019	2.03	0	0	0.50%	31.7%	12/31/2019	2.05	0	0	0.25%	32.0%	12/31/2019	2.07	0	0	0.00%	32.3%
12/31/2018	1.54	0	0	0.50%	4.8%	12/31/2018	1.56	0	0	0.25%	5.1%	12/31/2018	1.57	0	0	0.00%	5.3%
12/31/2017	1.47	0	0	0.50%	29.6%	12/31/2017	1.48	0	0	0.25%	29.9%	12/31/2017	1.49	0	0	0.00%	30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$98,729	$103,839	7,072
Receivables: investments sold	-
Payables: investments purchased	(137)
Net assets	$98,592

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$98,592	48,759	$2.02
Band 100	-	-	2.05
Band 75	-	-	2.08
Band 50	-	-	2.11
Band 25	-	-	2.15
Band 0	-	-	2.18
Total	$98,592	48,759

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,153
Mortality & expense charges			(293)
Net investment income (loss)			860

Gain (loss) on investments:
Net realized gain (loss)			(224)
Realized gain distributions			10,182
Net change in unrealized appreciation (depreciation)			(5,110)
Net gain (loss)			4,848

Increase (decrease) in net assets from operations			$5,708

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$860	$-
Net realized gain (loss)		(224)	-
Realized gain distributions		10,182	-
Net change in unrealized appreciation (depreciation)		(5,110)	-

Increase (decrease) in net assets from operations		5,708	-

Contract owner transactions:
Proceeds from units sold		97,784	-
Cost of units redeemed		(4,699)	-
Account charges		(201)	-
Increase (decrease)		92,884	-
Net increase (decrease)		98,592	-
Net assets, beginning		-	-
Net assets, ending		$98,592	$-

Units sold		51,194	-
Units redeemed		(2,435)	-
Net increase (decrease)		48,759	-
Units outstanding, beginning		-	-
Units outstanding, ending		48,759	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$97,784
Cost of units redeemed/account charges			(4,900)
Net investment income (loss)			860
Net realized gain (loss)			(224)
Realized gain distributions			10,182
Net change in unrealized appreciation (depreciation)			(5,110)
Net assets			$98,592

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.02	49	$99	1.25%	27.7%	12/31/2021	$2.05	0	$0	1.00%	28.0%	12/31/2021	$2.08	0	$0	0.75%	28.3%
12/31/2020	1.58	0	0	1.25%	1.7%	12/31/2020	1.60	0	0	1.00%	2.0%	12/31/2020	1.62	0	0	0.75%	2.3%
12/31/2019	1.56	0	0	1.25%	21.4%	12/31/2019	1.57	0	0	1.00%	21.7%	12/31/2019	1.59	0	0	0.75%	22.0%
12/31/2018	1.28	0	0	1.25%	-9.3%	12/31/2018	1.29	0	0	1.00%	-9.1%	12/31/2018	1.30	0	0	0.75%	-8.8%
12/31/2017	1.41	0	0	1.25%	11.9%	12/31/2017	1.42	0	0	1.00%	12.2%	12/31/2017	1.43	0	0	0.75%	12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.11	0	$0	0.50%	28.6%	12/31/2021	$2.15	0	$0	0.25%	28.9%	12/31/2021	$2.18	0	$0	0.00%	29.3%
12/31/2020	1.64	0	0	0.50%	2.5%	12/31/2020	1.66	0	0	0.25%	2.8%	12/31/2020	1.68	0	0	0.00%	3.0%
12/31/2019	1.60	0	0	0.50%	22.3%	12/31/2019	1.62	0	0	0.25%	22.6%	12/31/2019	1.64	0	0	0.00%	22.9%
12/31/2018	1.31	0	0	0.50%	-8.6%	12/31/2018	1.32	0	0	0.25%	-8.4%	12/31/2018	1.33	0	0	0.00%	-8.2%
12/31/2017	1.43	0	0	0.50%	12.7%	12/31/2017	1.44	0	0	0.25%	13.0%	12/31/2017	1.45	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Leaders Fund R5 Class - 06-CJY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,318,362	$4,338,588	102,964
Receivables: investments sold	4,066
Payables: investments purchased	-
Net assets	$4,322,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,322,428	1,223,211	$3.53
Band 100	-	-	3.59
Band 75	-	-	3.64
Band 50	-	-	3.69
Band 25	-	-	3.75
Band 0	-	-	3.81
Total	$4,322,428	1,223,211

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(53,003)
Net investment income (loss)			(53,003)

Gain (loss) on investments:
Net realized gain (loss)			352,320
Realized gain distributions			962,836
Net change in unrealized appreciation (depreciation)			(814,750)
Net gain (loss)			500,406

Increase (decrease) in net assets from operations			$447,403

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(53,003)	$(23,281)
Net realized gain (loss)		352,320	228,946
Realized gain distributions		962,836	184,128
Net change in unrealized appreciation (depreciation)		(814,750)	696,016

Increase (decrease) in net assets from operations		447,403	1,085,809

Contract owner transactions:
Proceeds from units sold		2,811,196	55,669
Cost of units redeemed		(1,027,595)	(695,040)
Account charges		(370)	(405)
Increase (decrease)		1,783,231	(639,776)
Net increase (decrease)		2,230,634	446,033
Net assets, beginning		2,091,794	1,645,761
Net assets, ending		$4,322,428	$2,091,794

Units sold		885,332	23,962
Units redeemed		(299,013)	(265,444)
Net increase (decrease)		586,319	(241,482)
Units outstanding, beginning		636,892	878,374
Units outstanding, ending		1,223,211	636,892

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,555,388
Cost of units redeemed/account charges			(2,131,222)
Net investment income (loss)			(100,085)
Net realized gain (loss)			630,074
Realized gain distributions			1,388,499
Net change in unrealized appreciation (depreciation)			(20,226)
Net assets			$4,322,428

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.53	1,223	$4,322	1.25%	7.6%	12/31/2021	$3.59	0	$0	1.00%	7.9%	12/31/2021	$3.64	0	$0	0.75%	8.1%
12/31/2020	3.28	637	2,092	1.25%	75.3%	12/31/2020	3.33	0	0	1.00%	75.7%	12/31/2020	3.37	0	0	0.75%	76.2%
12/31/2019	1.87	878	1,646	1.25%	33.4%	12/31/2019	1.89	0	0	1.00%	33.7%	12/31/2019	1.91	0	0	0.75%	34.1%
12/31/2018	1.40	355	498	1.25%	-2.0%	12/31/2018	1.41	0	0	1.00%	-1.7%	12/31/2018	1.43	0	0	0.75%	-1.5%
12/31/2017	1.43	342	490	1.25%	30.0%	12/31/2017	1.44	0	0	1.00%	30.3%	12/31/2017	1.45	0	0	0.75%	30.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.69	0	$0	0.50%	8.4%	12/31/2021	$3.75	0	$0	0.25%	8.7%	12/31/2021	$3.81	0	$0	0.00%	8.9%
12/31/2020	3.41	0	0	0.50%	76.6%	12/31/2020	3.45	0	0	0.25%	77.1%	12/31/2020	3.49	0	0	0.00%	77.5%
12/31/2019	1.93	0	0	0.50%	34.4%	12/31/2019	1.95	0	0	0.25%	34.7%	12/31/2019	1.97	0	0	0.00%	35.1%
12/31/2018	1.44	0	0	0.50%	-1.2%	12/31/2018	1.45	0	0	0.25%	-1.0%	12/31/2018	1.46	0	0	0.00%	-0.7%
12/31/2017	1.45	0	0	0.50%	30.9%	12/31/2017	1.46	0	0	0.25%	31.3%	12/31/2017	1.47	0	0	0.00%	31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund R5 Class - 06-CKC (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.58
Band 100	-	-	2.61
Band 75	-	-	2.65
Band 50	-	-	2.69
Band 25	-	-	2.73
Band 0	-	-	2.78
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.58	0	$0	1.25%	5.5%	12/31/2021	$2.61	0	$0	1.00%	5.8%	12/31/2021	$2.65	0	$0	0.75%	6.0%
12/31/2020	2.44	0	0	1.25%	38.7%	12/31/2020	2.47	0	0	1.00%	39.0%	12/31/2020	2.50	0	0	0.75%	39.4%
12/31/2019	1.76	0	0	1.25%	35.4%	12/31/2019	1.78	0	0	1.00%	35.7%	12/31/2019	1.80	0	0	0.75%	36.1%
12/31/2018	1.30	0	0	1.25%	-4.3%	12/31/2018	1.31	0	0	1.00%	-4.1%	12/31/2018	1.32	0	0	0.75%	-3.9%
12/31/2017	1.36	0	0	1.25%	21.6%	12/31/2017	1.37	0	0	1.00%	22.0%	12/31/2017	1.37	0	0	0.75%	22.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.69	0	$0	0.50%	6.3%	12/31/2021	$2.73	0	$0	0.25%	6.6%	12/31/2021	$2.78	0	$0	0.00%	6.8%
12/31/2020	2.53	0	0	0.50%	39.7%	12/31/2020	2.57	0	0	0.25%	40.1%	12/31/2020	2.60	0	0	0.00%	40.4%
12/31/2019	1.81	0	0	0.50%	36.4%	12/31/2019	1.83	0	0	0.25%	36.8%	12/31/2019	1.85	0	0	0.00%	37.1%
12/31/2018	1.33	0	0	0.50%	-3.6%	12/31/2018	1.34	0	0	0.25%	-3.4%	12/31/2018	1.35	0	0	0.00%	-3.1%
12/31/2017	1.38	0	0	0.50%	22.6%	12/31/2017	1.39	0	0	0.25%	22.9%	12/31/2017	1.39	0	0	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund R5 Class - 06-CKF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$385,572	$387,280	51,699
Receivables: investments sold	3,727
Payables: investments purchased	-
Net assets	$389,299

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$389,299	262,654	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$389,299	262,654

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$178,030
Mortality & expense charges			(44,902)
Net investment income (loss)			133,128

Gain (loss) on investments:
Net realized gain (loss)			125,241
Realized gain distributions			502
Net change in unrealized appreciation (depreciation)			(65,426)
Net gain (loss)			60,317

Increase (decrease) in net assets from operations			$193,445

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$133,128	$250,842
Net realized gain (loss)		125,241	(137,524)
Realized gain distributions		502	-
Net change in unrealized appreciation (depreciation)		(65,426)	82,744

Increase (decrease) in net assets from operations		193,445	196,062

Contract owner transactions:
Proceeds from units sold		552,718	1,961,917
Cost of units redeemed		(6,640,960)	(2,296,740)
Account charges		(8,923)	(6,222)
Increase (decrease)		(6,097,165)	(341,045)
Net increase (decrease)		(5,903,720)	(144,983)
Net assets, beginning		6,293,019	6,438,002
Net assets, ending		$389,299	$6,293,019

Units sold		391,477	1,589,816
Units redeemed		(4,585,108)	(1,844,346)
Net increase (decrease)		(4,193,631)	(254,530)
Units outstanding, beginning		4,456,285	4,710,815
Units outstanding, ending		262,654	4,456,285

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$10,992,379
Cost of units redeemed/account charges			(11,535,910)
Net investment income (loss)			1,027,718
Net realized gain (loss)			(93,682)
Realized gain distributions			502
Net change in unrealized appreciation (depreciation)			(1,708)
Net assets			$389,299

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	263	$389	1.25%	5.0%	12/31/2021	$1.50	0	$0	1.00%	5.2%	12/31/2021	$1.53	0	$0	0.75%	5.5%
12/31/2020	1.41	4,456	6,293	1.25%	3.3%	12/31/2020	1.43	0	0	1.00%	3.6%	12/31/2020	1.45	0	0	0.75%	3.8%
12/31/2019	1.37	4,711	6,438	1.25%	13.8%	12/31/2019	1.38	0	0	1.00%	14.0%	12/31/2019	1.39	0	0	0.75%	14.3%
12/31/2018	1.20	3,941	4,734	1.25%	-6.2%	12/31/2018	1.21	0	0	1.00%	-6.0%	12/31/2018	1.22	0	0	0.75%	-5.8%
12/31/2017	1.28	3,806	4,876	1.25%	7.5%	12/31/2017	1.29	0	0	1.00%	7.8%	12/31/2017	1.29	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	0	$0	0.50%	5.7%	12/31/2021	$1.57	0	$0	0.25%	6.0%	12/31/2021	$1.60	0	$0	0.00%	6.3%
12/31/2020	1.47	0	0	0.50%	4.1%	12/31/2020	1.48	0	0	0.25%	4.4%	12/31/2020	1.50	0	0	0.00%	4.6%
12/31/2019	1.41	0	0	0.50%	14.6%	12/31/2019	1.42	0	0	0.25%	14.9%	12/31/2019	1.44	0	0	0.00%	15.2%
12/31/2018	1.23	0	0	0.50%	-5.5%	12/31/2018	1.24	0	0	0.25%	-5.3%	12/31/2018	1.25	0	0	0.00%	-5.0%
12/31/2017	1.30	0	0	0.50%	8.3%	12/31/2017	1.31	0	0	0.25%	8.6%	12/31/2017	1.31	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.3%
2020	5.1%
2019	5.7%
2018	6.5%
2017	7.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock Fund R5 Class - 06-CKG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94	$94	2
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$94

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94	52	$1.82
Band 100	-	-	1.85
Band 75	-	-	1.88
Band 50	-	-	1.91
Band 25	-	-	1.94
Band 0	-	-	1.96
Total	$94	52

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			6

Increase (decrease) in net assets from operations			$6

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		6	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		6	-

Contract owner transactions:
Proceeds from units sold		88	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		88	-
Net increase (decrease)		94	-
Net assets, beginning		-	-
Net assets, ending		$94	$-

Units sold		52	-
Units redeemed		-	-
Net increase (decrease)		52	-
Units outstanding, beginning		-	-
Units outstanding, ending		52	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$88
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			-
Net assets			$94

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	0	$0	1.25%	27.6%	12/31/2021	$1.85	0	$0	1.00%	27.9%	12/31/2021	$1.88	0	$0	0.75%	28.2%
12/31/2020	1.43	0	0	1.25%	1.7%	12/31/2020	1.45	0	0	1.00%	2.0%	12/31/2020	1.47	0	0	0.75%	2.2%
12/31/2019	1.41	0	0	1.25%	21.7%	12/31/2019	1.42	0	0	1.00%	22.0%	12/31/2019	1.43	0	0	0.75%	22.3%
12/31/2018	1.15	0	0	1.25%	-15.4%	12/31/2018	1.16	0	0	1.00%	-15.2%	12/31/2018	1.17	0	0	0.75%	-15.0%
12/31/2017	1.37	0	0	1.25%	6.0%	12/31/2017	1.37	0	0	1.00%	6.2%	12/31/2017	1.38	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.91	0	$0	0.50%	28.6%	12/31/2021	$1.94	0	$0	0.25%	28.9%	12/31/2021	$1.96	0	$0	0.00%	29.2%
12/31/2020	1.48	0	0	0.50%	2.5%	12/31/2020	1.50	0	0	0.25%	2.7%	12/31/2020	1.52	0	0	0.00%	3.0%
12/31/2019	1.45	0	0	0.50%	22.6%	12/31/2019	1.46	0	0	0.25%	22.9%	12/31/2019	1.48	0	0	0.00%	23.2%
12/31/2018	1.18	0	0	0.50%	-14.8%	12/31/2018	1.19	0	0	0.25%	-14.5%	12/31/2018	1.20	0	0	0.00%	-14.3%
12/31/2017	1.39	0	0	0.50%	6.8%	12/31/2017	1.39	0	0	0.25%	7.0%	12/31/2017	1.40	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund R5 Class - 06-CKH (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.82
Band 50	-	-	1.85
Band 25	-	-	1.88
Band 0	-	-	1.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	0	$0	1.25%	25.2%	12/31/2021	$1.80	0	$0	1.00%	25.5%	12/31/2021	$1.82	0	$0	0.75%	25.8%
12/31/2020	1.41	0	0	1.25%	-2.4%	12/31/2020	1.43	0	0	1.00%	-2.2%	12/31/2020	1.45	0	0	0.75%	-1.9%
12/31/2019	1.45	0	0	1.25%	19.1%	12/31/2019	1.46	0	0	1.00%	19.4%	12/31/2019	1.48	0	0	0.75%	19.7%
12/31/2018	1.22	0	0	1.25%	-12.7%	12/31/2018	1.23	0	0	1.00%	-12.5%	12/31/2018	1.24	0	0	0.75%	-12.3%
12/31/2017	1.40	0	0	1.25%	5.3%	12/31/2017	1.40	0	0	1.00%	5.6%	12/31/2017	1.41	0	0	0.75%	5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	0	$0	0.50%	26.1%	12/31/2021	$1.88	0	$0	0.25%	26.5%	12/31/2021	$1.91	0	$0	0.00%	26.8%
12/31/2020	1.47	0	0	0.50%	-1.7%	12/31/2020	1.49	0	0	0.25%	-1.5%	12/31/2020	1.51	0	0	0.00%	-1.2%
12/31/2019	1.49	0	0	0.50%	20.0%	12/31/2019	1.51	0	0	0.25%	20.3%	12/31/2019	1.52	0	0	0.00%	20.6%
12/31/2018	1.25	0	0	0.50%	-12.1%	12/31/2018	1.25	0	0	0.25%	-11.9%	12/31/2018	1.26	0	0	0.00%	-11.6%
12/31/2017	1.42	0	0	0.50%	6.1%	12/31/2017	1.42	0	0	0.25%	6.3%	12/31/2017	1.43	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund R5 Class - 06-CKJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$690,662	$690,436	66,461
Receivables: investments sold	4,526
Payables: investments purchased	-
Net assets	$695,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$695,188	596,032	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$695,188	596,032

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$15,254
Mortality & expense charges			(8,534)
Net investment income (loss)			6,720

Gain (loss) on investments:
Net realized gain (loss)			4,197
Realized gain distributions			4,060
Net change in unrealized appreciation (depreciation)			(21,710)
Net gain (loss)			(13,453)

Increase (decrease) in net assets from operations			$(6,733)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,720	$14,487
Net realized gain (loss)		4,197	29,480
Realized gain distributions		4,060	14,388
Net change in unrealized appreciation (depreciation)		(21,710)	4,074

Increase (decrease) in net assets from operations		(6,733)	62,429

Contract owner transactions:
Proceeds from units sold		183,538	349,872
Cost of units redeemed		(173,009)	(751,486)
Account charges		(177)	(236)
Increase (decrease)		10,352	(401,850)
Net increase (decrease)		3,619	(339,421)
Net assets, beginning		691,569	1,030,990
Net assets, ending		$695,188	$691,569

Units sold		156,944	313,353
Units redeemed		(147,386)	(655,511)
Net increase (decrease)		9,558	(342,158)
Units outstanding, beginning		586,474	928,632
Units outstanding, ending		596,032	586,474

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,444,727
Cost of units redeemed/account charges			(1,854,087)
Net investment income (loss)			69,358
Net realized gain (loss)			14,755
Realized gain distributions			20,209
Net change in unrealized appreciation (depreciation)			226
Net assets			$695,188

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	596	$695	1.25%	-1.1%	12/31/2021	$1.18	0	$0	1.00%	-0.8%	12/31/2021	$1.20	0	$0	0.75%	-0.6%
12/31/2020	1.18	586	692	1.25%	6.2%	12/31/2020	1.19	0	0	1.00%	6.5%	12/31/2020	1.21	0	0	0.75%	6.7%
12/31/2019	1.11	929	1,031	1.25%	7.1%	12/31/2019	1.12	0	0	1.00%	7.4%	12/31/2019	1.13	0	0	0.75%	7.7%
12/31/2018	1.04	776	804	1.25%	-2.0%	12/31/2018	1.04	0	0	1.00%	-1.7%	12/31/2018	1.05	0	0	0.75%	-1.5%
12/31/2017	1.06	885	935	1.25%	2.7%	12/31/2017	1.06	0	0	1.00%	3.0%	12/31/2017	1.07	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	0.50%	-0.3%	12/31/2021	$1.24	0	$0	0.25%	-0.1%	12/31/2021	$1.26	0	$0	0.00%	0.2%
12/31/2020	1.22	0	0	0.50%	7.0%	12/31/2020	1.24	0	0	0.25%	7.3%	12/31/2020	1.25	0	0	0.00%	7.5%
12/31/2019	1.14	0	0	0.50%	8.0%	12/31/2019	1.15	0	0	0.25%	8.2%	12/31/2019	1.17	0	0	0.00%	8.5%
12/31/2018	1.06	0	0	0.50%	-1.2%	12/31/2018	1.07	0	0	0.25%	-1.0%	12/31/2018	1.07	0	0	0.00%	-0.7%
12/31/2017	1.07	0	0	0.50%	3.5%	12/31/2017	1.08	0	0	0.25%	3.8%	12/31/2017	1.08	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	3.1%
2019	2.7%
2018	3.2%
2017	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund R5 Class - 06-CKK (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.10
Band 100	-	-	2.14
Band 75	-	-	2.17
Band 50	-	-	2.20
Band 25	-	-	2.23
Band 0	-	-	2.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,652
Cost of units redeemed/account charges			(4,774)
Net investment income (loss)			(32)
Net realized gain (loss)			(166)
Realized gain distributions			320
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.10	0	$0	1.25%	26.0%	12/31/2021	$2.14	0	$0	1.00%	26.3%	12/31/2021	$2.17	0	$0	0.75%	26.6%
12/31/2020	1.67	0	0	1.25%	14.0%	12/31/2020	1.69	0	0	1.00%	14.3%	12/31/2020	1.71	0	0	0.75%	14.6%
12/31/2019	1.47	0	0	1.25%	21.7%	12/31/2019	1.48	0	0	1.00%	22.0%	12/31/2019	1.49	0	0	0.75%	22.3%
12/31/2018	1.20	3	3	1.25%	-12.8%	12/31/2018	1.21	0	0	1.00%	-12.5%	12/31/2018	1.22	0	0	0.75%	-12.3%
12/31/2017	1.38	0	0	1.25%	9.0%	12/31/2017	1.39	0	0	1.00%	9.3%	12/31/2017	1.39	0	0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.20	0	$0	0.50%	26.9%	12/31/2021	$2.23	0	$0	0.25%	27.2%	12/31/2021	$2.27	0	$0	0.00%	27.5%
12/31/2020	1.73	0	0	0.50%	14.9%	12/31/2020	1.76	0	0	0.25%	15.2%	12/31/2020	1.78	0	0	0.00%	15.4%
12/31/2019	1.51	0	0	0.50%	22.6%	12/31/2019	1.52	0	0	0.25%	22.9%	12/31/2019	1.54	0	0	0.00%	23.2%
12/31/2018	1.23	0	0	0.50%	-12.1%	12/31/2018	1.24	0	0	0.25%	-11.9%	12/31/2018	1.25	0	0	0.00%	-11.7%
12/31/2017	1.40	0	0	0.50%	9.9%	12/31/2017	1.41	0	0	0.25%	10.1%	12/31/2017	1.41	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.6%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund R6 Class - 06-CYJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,340,798	$17,930,536	448,198
Receivables: investments sold	426,808
Payables: investments purchased	-
Net assets	$15,767,606

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,767,606	5,705,290	$2.76
Band 100	-	-	2.80
Band 75	-	-	2.83
Band 50	-	-	2.87
Band 25	-	-	2.91
Band 0	-	-	2.94
Total	$15,767,606	5,705,290

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(126,469)
Net investment income (loss)			(126,469)

Gain (loss) on investments:
Net realized gain (loss)			(219,014)
Realized gain distributions			1,339,166
Net change in unrealized appreciation (depreciation)			(2,589,738)
Net gain (loss)			(1,469,586)

Increase (decrease) in net assets from operations			$(1,596,055)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(126,469)	$-
Net realized gain (loss)		(219,014)	-
Realized gain distributions		1,339,166	-
Net change in unrealized appreciation (depreciation)		(2,589,738)	-

Increase (decrease) in net assets from operations		(1,596,055)	-

Contract owner transactions:
Proceeds from units sold		20,557,807	-
Cost of units redeemed		(3,186,279)	-
Account charges		(7,867)	-
Increase (decrease)		17,363,661	-
Net increase (decrease)		15,767,606	-
Net assets, beginning		-	-
Net assets, ending		$15,767,606	$-

Units sold		7,089,358	-
Units redeemed		(1,384,068)	-
Net increase (decrease)		5,705,290	-
Units outstanding, beginning		-	-
Units outstanding, ending		5,705,290	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$20,557,807
Cost of units redeemed/account charges			(3,194,146)
Net investment income (loss)			(126,469)
Net realized gain (loss)			(219,014)
Realized gain distributions			1,339,166
Net change in unrealized appreciation (depreciation)			(2,589,738)
Net assets			$15,767,606

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.76	5,705	$15,768	1.25%	-3.5%	12/31/2021	$2.80	0	$0	1.00%	-3.3%	12/31/2021	$2.83	0	$0	0.75%	-3.0%
12/31/2020	2.86	0	0	1.25%	71.0%	12/31/2020	2.89	0	0	1.00%	71.4%	12/31/2020	2.92	0	0	0.75%	71.8%
12/31/2019	1.68	0	0	1.25%	30.8%	12/31/2019	1.69	0	0	1.00%	31.1%	12/31/2019	1.70	0	0	0.75%	31.4%
12/31/2018	1.28	0	0	1.25%	4.1%	12/31/2018	1.29	0	0	1.00%	4.4%	12/31/2018	1.29	0	0	0.75%	4.6%
12/31/2017	1.23	0	0	1.25%	28.8%	12/31/2017	1.23	0	0	1.00%	29.1%	12/31/2017	1.24	0	0	0.75%	29.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.87	0	$0	0.50%	-2.8%	12/31/2021	$2.91	0	$0	0.25%	-2.6%	12/31/2021	$2.94	0	$0	0.00%	-2.3%
12/31/2020	2.95	0	0	0.50%	72.3%	12/31/2020	2.98	0	0	0.25%	72.7%	12/31/2020	3.01	0	0	0.00%	73.1%
12/31/2019	1.71	0	0	0.50%	31.7%	12/31/2019	1.73	0	0	0.25%	32.1%	12/31/2019	1.74	0	0	0.00%	32.4%
12/31/2018	1.30	0	0	0.50%	4.9%	12/31/2018	1.31	0	0	0.25%	5.2%	12/31/2018	1.32	0	0	0.00%	5.4%
12/31/2017	1.24	0	0	0.50%	29.7%	12/31/2017	1.24	0	0	0.25%	30.1%	12/31/2017	1.25	0	0	0.00%	30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund R6 Class - 06-CYK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,647,907	$2,645,990	357,817
Receivables: investments sold	46,461
Payables: investments purchased	-
Net assets	$2,694,368

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,694,368	2,147,463	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$2,694,368	2,147,463

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$128,562
Mortality & expense charges			(31,816)
Net investment income (loss)			96,746

Gain (loss) on investments:
Net realized gain (loss)			22,071
Realized gain distributions			3,571
Net change in unrealized appreciation (depreciation)			(11,938)
Net gain (loss)			13,704

Increase (decrease) in net assets from operations			$110,450

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$96,746	$34,878
Net realized gain (loss)		22,071	(15,000)
Realized gain distributions		3,571	-
Net change in unrealized appreciation (depreciation)		(11,938)	9,797

Increase (decrease) in net assets from operations		110,450	29,675

Contract owner transactions:
Proceeds from units sold		2,633,851	163,272
Cost of units redeemed		(798,197)	(235,206)
Account charges		(1,379)	(1,468)
Increase (decrease)		1,834,275	(73,402)
Net increase (decrease)		1,944,725	(43,727)
Net assets, beginning		749,643	793,370
Net assets, ending		$2,694,368	$749,643

Units sold		2,183,594	152,620
Units redeemed		(662,950)	(212,826)
Net increase (decrease)		1,520,644	(60,206)
Units outstanding, beginning		626,819	687,025
Units outstanding, ending		2,147,463	626,819

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,200,076
Cost of units redeemed/account charges			(1,705,042)
Net investment income (loss)			194,591
Net realized gain (loss)			(745)
Realized gain distributions			3,571
Net change in unrealized appreciation (depreciation)			1,917
Net assets			$2,694,368

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	2,147	$2,694	1.25%	4.9%	12/31/2021	$1.27	0	$0	1.00%	5.2%	12/31/2021	$1.29	0	$0	0.75%	5.4%
12/31/2020	1.20	627	750	1.25%	3.6%	12/31/2020	1.21	0	0	1.00%	3.8%	12/31/2020	1.22	0	0	0.75%	4.1%
12/31/2019	1.15	687	793	1.25%	13.9%	12/31/2019	1.16	0	0	1.00%	14.1%	12/31/2019	1.17	0	0	0.75%	14.4%
12/31/2018	1.01	706	716	1.25%	-6.1%	12/31/2018	1.02	0	0	1.00%	-5.9%	12/31/2018	1.02	0	0	0.75%	-5.7%
12/31/2017	1.08	207	224	1.25%	7.4%	12/31/2017	1.08	0	0	1.00%	7.7%	12/31/2017	1.09	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	0.50%	5.7%	12/31/2021	$1.32	0	$0	0.25%	6.0%	12/31/2021	$1.34	0	$0	0.00%	6.2%
12/31/2020	1.23	0	0	0.50%	4.3%	12/31/2020	1.25	0	0	0.25%	4.6%	12/31/2020	1.26	0	0	0.00%	4.9%
12/31/2019	1.18	0	0	0.50%	14.7%	12/31/2019	1.19	0	0	0.25%	15.0%	12/31/2019	1.20	0	0	0.00%	15.3%
12/31/2018	1.03	0	0	0.50%	-5.4%	12/31/2018	1.04	0	0	0.25%	-5.2%	12/31/2018	1.04	0	0	0.00%	-5.0%
12/31/2017	1.09	0	0	0.50%	8.3%	12/31/2017	1.09	0	0	0.25%	8.5%	12/31/2017	1.10	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.5%
2020	5.8%
2019	6.0%
2018	6.5%
2017	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund R6 Class - 06-FYP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,596,876	$1,490,746	69,622
Receivables: investments sold	257
Payables: investments purchased	-
Net assets	$1,597,133

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,597,133	976,750	$1.64
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.69
Band 25	-	-	1.71
Band 0	-	-	1.73
Total	$1,597,133	976,750

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,518
Mortality & expense charges			(18,118)
Net investment income (loss)			(14,600)

Gain (loss) on investments:
Net realized gain (loss)			30,532
Realized gain distributions			177,658
Net change in unrealized appreciation (depreciation)			109,207
Net gain (loss)			317,397

Increase (decrease) in net assets from operations			$302,797

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,600)	$(5,336)
Net realized gain (loss)		30,532	(14,759)
Realized gain distributions		177,658	39,182
Net change in unrealized appreciation (depreciation)		109,207	86,903

Increase (decrease) in net assets from operations		302,797	105,990

Contract owner transactions:
Proceeds from units sold		718,167	49,461
Cost of units redeemed		(265,850)	(78,846)
Account charges		(287)	(518)
Increase (decrease)		452,030	(29,903)
Net increase (decrease)		754,827	76,087
Net assets, beginning		842,306	766,219
Net assets, ending		$1,597,133	$842,306

Units sold		508,597	49,201
Units redeemed		(181,184)	(73,903)
Net increase (decrease)		327,413	(24,702)
Units outstanding, beginning		649,337	674,039
Units outstanding, ending		976,750	649,337

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,688,545
Cost of units redeemed/account charges			(528,526)
Net investment income (loss)			(26,520)
Net realized gain (loss)			(303)
Realized gain distributions			357,807
Net change in unrealized appreciation (depreciation)			106,130
Net assets			$1,597,133

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	977	$1,597	1.25%	26.1%	12/31/2021	$1.65	0	$0	1.00%	26.4%	12/31/2021	$1.67	0	$0	0.75%	26.7%
12/31/2020	1.30	649	842	1.25%	14.1%	12/31/2020	1.31	0	0	1.00%	14.4%	12/31/2020	1.32	0	0	0.75%	14.7%
12/31/2019	1.14	674	766	1.25%	21.8%	12/31/2019	1.14	0	0	1.00%	22.1%	12/31/2019	1.15	0	0	0.75%	22.4%
12/31/2018	0.93	761	710	1.25%	-12.7%	12/31/2018	0.94	0	0	1.00%	-12.4%	12/31/2018	0.94	0	0	0.75%	-12.2%
12/31/2017	1.07	0	0	1.25%	6.9%	12/31/2017	1.07	0	0	1.00%	7.0%	12/31/2017	1.07	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.69	0	$0	0.50%	27.0%	12/31/2021	$1.71	0	$0	0.25%	27.3%	12/31/2021	$1.73	0	$0	0.00%	27.6%
12/31/2020	1.33	0	0	0.50%	15.0%	12/31/2020	1.34	0	0	0.25%	15.3%	12/31/2020	1.36	0	0	0.00%	15.5%
12/31/2019	1.16	0	0	0.50%	22.7%	12/31/2019	1.17	0	0	0.25%	23.0%	12/31/2019	1.17	0	0	0.00%	23.3%
12/31/2018	0.94	0	0	0.50%	-12.0%	12/31/2018	0.95	0	0	0.25%	-11.8%	12/31/2018	0.95	0	0	0.00%	-11.6%
12/31/2017	1.07	0	0	0.50%	7.3%	12/31/2017	1.07	0	0	0.25%	7.5%	12/31/2017	1.08	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.5%
2019	0.6%
2018	0.7%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett International Opportunities Fund R3 Class - 06-36C

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,987	$10,715	546
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$10,995

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,995	10,071	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$10,995	10,071

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$186
Mortality & expense charges			(1,400)
Net investment income (loss)			(1,214)

Gain (loss) on investments:
Net realized gain (loss)			331,280
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(290,340)
Net gain (loss)			40,940

Increase (decrease) in net assets from operations			$39,726

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,214)	$(5,899)
Net realized gain (loss)		331,280	(104,897)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(290,340)	219,214

Increase (decrease) in net assets from operations		39,726	108,418

Contract owner transactions:
Proceeds from units sold		28,842	790,889
Cost of units redeemed		(1,322,082)	(734,520)
Account charges		(37)	(5,741)
Increase (decrease)		(1,293,277)	50,628
Net increase (decrease)		(1,253,551)	159,046
Net assets, beginning		1,264,546	1,105,500
Net assets, ending		$10,995	$1,264,546

Units sold		27,469	994,107
Units redeemed		(1,240,945)	(986,317)
Net increase (decrease)		(1,213,476)	7,790
Units outstanding, beginning		1,223,547	1,215,757
Units outstanding, ending		10,071	1,223,547

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,592,831
Cost of units redeemed/account charges			(5,218,217)
Net investment income (loss)			7,910
Net realized gain (loss)			(707,663)
Realized gain distributions			335,862
Net change in unrealized appreciation (depreciation)			272
Net assets			$10,995

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	10	$11	1.25%	7.9%	12/31/2021	$1.10	0	$0	1.00%	8.2%	12/31/2021	$1.11	0	$0	0.75%	8.4%
12/31/2020	1.01	489	494	1.25%	12.6%	12/31/2020	1.02	0	0	1.00%	12.9%	12/31/2020	1.03	0	0	0.75%	13.2%
12/31/2019	0.90	560	503	1.25%	19.4%	12/31/2019	0.90	0	0	1.00%	19.7%	12/31/2019	0.91	0	0	0.75%	20.0%
12/31/2018	0.75	3,153	2,372	1.25%	-24.8%	12/31/2018	0.75	0	0	1.00%	-24.6%	12/31/2018	0.76	0	0	0.75%	-24.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	0	$0	0.50%	8.7%	12/31/2021	$1.13	0	$0	0.25%	9.0%	12/31/2021	$1.14	0	$0	0.00%	9.3%
12/31/2020	1.03	0	0	0.50%	13.5%	12/31/2020	1.04	0	0	0.25%	13.8%	12/31/2020	1.05	735	770	0.00%	14.1%
12/31/2019	0.91	0	0	0.50%	20.3%	12/31/2019	0.91	0	0	0.25%	20.6%	12/31/2019	0.92	656	603	0.00%	20.9%
12/31/2018	0.76	0	0	0.50%	-24.3%	12/31/2018	0.76	0	0	0.25%	-24.2%	12/31/2018	0.76	1,417	1,077	0.00%	-24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.5%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett International Opportunities Fund R5 Class - 06-36F

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$84,884	$82,244	4,045
Receivables: investments sold	755
Payables: investments purchased	-
Net assets	$85,639

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$85,639	76,992	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$85,639	76,992

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,040
Mortality & expense charges			(5,337)
Net investment income (loss)			(3,297)

Gain (loss) on investments:
Net realized gain (loss)			429,399
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(372,168)
Net gain (loss)			57,231

Increase (decrease) in net assets from operations			$53,934

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,297)	$(16,873)
Net realized gain (loss)		429,399	(114,829)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(372,168)	192,343

Increase (decrease) in net assets from operations		53,934	60,641

Contract owner transactions:
Proceeds from units sold		86,322	860,447
Cost of units redeemed		(1,699,064)	(1,047,060)
Account charges		(161)	(7,260)
Increase (decrease)		(1,612,903)	(193,873)
Net increase (decrease)		(1,558,969)	(133,232)
Net assets, beginning		1,644,608	1,777,840
Net assets, ending		$85,639	$1,644,608

Units sold		81,846	1,070,612
Units redeemed		(1,608,106)	(1,428,857)
Net increase (decrease)		(1,526,260)	(358,245)
Units outstanding, beginning		1,603,252	1,961,497
Units outstanding, ending		76,992	1,603,252

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,598,512
Cost of units redeemed/account charges			(8,698,042)
Net investment income (loss)			(4,373)
Net realized gain (loss)			(1,315,386)
Realized gain distributions			502,288
Net change in unrealized appreciation (depreciation)			2,640
Net assets			$85,639

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	77	$86	1.25%	8.4%	12/31/2021	$1.12	0	$0	1.00%	8.7%	12/31/2021	$1.13	0	$0	0.75%	9.0%
12/31/2020	1.03	1,603	1,645	1.25%	13.2%	12/31/2020	1.03	0	0	1.00%	13.5%	12/31/2020	1.04	0	0	0.75%	13.7%
12/31/2019	0.91	1,961	1,778	1.25%	19.9%	12/31/2019	0.91	0	0	1.00%	20.2%	12/31/2019	0.91	0	0	0.75%	20.5%
12/31/2018	0.76	7,124	5,384	1.25%	-24.4%	12/31/2018	0.76	0	0	1.00%	-24.3%	12/31/2018	0.76	0	0	0.75%	-24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	0	$0	0.50%	9.2%	12/31/2021	$1.16	0	$0	0.25%	9.5%	12/31/2021	$1.17	0	$0	0.00%	9.8%
12/31/2020	1.05	0	0	0.50%	14.0%	12/31/2020	1.05	0	0	0.25%	14.3%	12/31/2020	1.06	0	0	0.00%	14.6%
12/31/2019	0.92	0	0	0.50%	20.8%	12/31/2019	0.92	0	0	0.25%	21.1%	12/31/2019	0.93	0	0	0.00%	21.4%
12/31/2018	0.76	0	0	0.50%	-24.0%	12/31/2018	0.76	0	0	0.25%	-23.8%	12/31/2018	0.76	0	0	0.00%	-23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.0%
2019	0.7%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett International Opportunities Fund R6 Class - 06-36G

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$215,195	$211,156	10,114
Receivables: investments sold	337
Payables: investments purchased	-
Net assets	$215,532

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$215,532	193,117	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$215,532	193,117

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,255
Mortality & expense charges			(4,837)
Net investment income (loss)			418

Gain (loss) on investments:
Net realized gain (loss)			268,973
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(233,064)
Net gain (loss)			35,909

Increase (decrease) in net assets from operations			$36,327

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$418	$(9,920)
Net realized gain (loss)		268,973	(11,470)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(233,064)	183,375

Increase (decrease) in net assets from operations		36,327	161,985

Contract owner transactions:
Proceeds from units sold		202,893	967,033
Cost of units redeemed		(1,098,924)	(450,190)
Account charges		(52)	(4,236)
Increase (decrease)		(896,083)	512,607
Net increase (decrease)		(859,756)	674,592
Net assets, beginning		1,075,288	400,696
Net assets, ending		$215,532	$1,075,288

Units sold		187,623	1,179,575
Units redeemed		(1,040,086)	(575,334)
Net increase (decrease)		(852,463)	604,241
Units outstanding, beginning		1,045,580	441,339
Units outstanding, ending		193,117	1,045,580

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,563,879
Cost of units redeemed/account charges			(2,478,992)
Net investment income (loss)			(2,727)
Net realized gain (loss)			51,060
Realized gain distributions			78,273
Net change in unrealized appreciation (depreciation)			4,039
Net assets			$215,532

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	193	$216	1.25%	8.5%	12/31/2021	$1.13	0	$0	1.00%	8.8%	12/31/2021	$1.14	0	$0	0.75%	9.1%
12/31/2020	1.03	1,046	1,075	1.25%	13.3%	12/31/2020	1.04	0	0	1.00%	13.6%	12/31/2020	1.04	0	0	0.75%	13.8%
12/31/2019	0.91	441	401	1.25%	20.1%	12/31/2019	0.91	0	0	1.00%	20.4%	12/31/2019	0.92	0	0	0.75%	20.7%
12/31/2018	0.76	1,190	899	1.25%	-24.4%	12/31/2018	0.76	0	0	1.00%	-24.2%	12/31/2018	0.76	0	0	0.75%	-24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	0.50%	9.3%	12/31/2021	$1.16	0	$0	0.25%	9.6%	12/31/2021	$1.17	0	$0	0.00%	9.9%
12/31/2020	1.05	0	0	0.50%	14.1%	12/31/2020	1.06	0	0	0.25%	14.4%	12/31/2020	1.07	0	0	0.00%	14.7%
12/31/2019	0.92	0	0	0.50%	21.0%	12/31/2019	0.92	0	0	0.25%	21.3%	12/31/2019	0.93	0	0	0.00%	21.6%
12/31/2018	0.76	0	0	0.50%	-23.9%	12/31/2018	0.76	0	0	0.25%	-23.8%	12/31/2018	0.76	0	0	0.00%	-23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.0%
2019	0.9%
2018	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Inc Fund R6 Class - 06-3WG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	1.25%	0.3%	12/31/2021	$1.16	0	$0	1.00%	0.5%	12/31/2021	$1.17	0	$0	0.75%	0.8%
12/31/2020	1.15	0	0	1.25%	6.9%	12/31/2020	1.16	0	0	1.00%	7.1%	12/31/2020	1.16	0	0	0.75%	7.4%
12/31/2019	1.08	0	0	1.25%	7.8%	12/31/2019	1.08	0	0	1.00%	8.0%	12/31/2019	1.08	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	0	$0	0.50%	1.0%	12/31/2021	$1.19	0	$0	0.25%	1.3%	12/31/2021	$1.20	0	$0	0.00%	1.5%
12/31/2020	1.17	0	0	0.50%	7.7%	12/31/2020	1.17	0	0	0.25%	7.9%	12/31/2020	1.18	0	0	0.00%	8.2%
12/31/2019	1.08	0	0	0.50%	8.4%	12/31/2019	1.09	0	0	0.25%	8.6%	12/31/2019	1.09	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund R6 Class - 06-3RJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$232,808	$237,530	22,267
Receivables: investments sold	109
Payables: investments purchased	-
Net assets	$232,917

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$232,917	208,809	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$232,917	208,809

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,740
Mortality & expense charges			(1,472)
Net investment income (loss)			1,268

Gain (loss) on investments:
Net realized gain (loss)			(253)
Realized gain distributions			1,385
Net change in unrealized appreciation (depreciation)			(4,695)
Net gain (loss)			(3,563)

Increase (decrease) in net assets from operations			$(2,295)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,268	$19
Net realized gain (loss)		(253)	-
Realized gain distributions		1,385	130
Net change in unrealized appreciation (depreciation)		(4,695)	(27)

Increase (decrease) in net assets from operations		(2,295)	122

Contract owner transactions:
Proceeds from units sold		320,355	10,739
Cost of units redeemed		(91,558)	(4,270)
Account charges		(154)	(22)
Increase (decrease)		228,643	6,447
Net increase (decrease)		226,348	6,569
Net assets, beginning		6,569	-
Net assets, ending		$232,917	$6,569

Units sold		284,479	9,691
Units redeemed		(81,501)	(3,860)
Net increase (decrease)		202,978	5,831
Units outstanding, beginning		5,831	-
Units outstanding, ending		208,809	5,831

* Date of Fund Inception into Variable Account: 2 /4 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$331,094
Cost of units redeemed/account charges			(96,004)
Net investment income (loss)			1,287
Net realized gain (loss)			(253)
Realized gain distributions			1,515
Net change in unrealized appreciation (depreciation)			(4,722)
Net assets			$232,917

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	209	$233	1.25%	-1.0%	12/31/2021	$1.12	0	$0	1.00%	-0.7%	12/31/2021	$1.13	0	$0	0.75%	-0.5%
12/31/2020	1.13	6	7	1.25%	6.2%	12/31/2020	1.13	0	0	1.00%	6.5%	12/31/2020	1.14	0	0	0.75%	6.7%
12/31/2019	1.06	0	0	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.07	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	0	$0	0.50%	-0.2%	12/31/2021	$1.15	0	$0	0.25%	0.0%	12/31/2021	$1.16	0	$0	0.00%	0.3%
12/31/2020	1.14	0	0	0.50%	7.0%	12/31/2020	1.15	0	0	0.25%	7.3%	12/31/2020	1.15	0	0	0.00%	7.5%
12/31/2019	1.07	0	0	0.50%	6.8%	12/31/2019	1.07	0	0	0.25%	7.0%	12/31/2019	1.07	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	1.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Affiliated Fund R6 Class - 06-3WF (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	1.25%	25.6%	12/31/2021	$1.39	0	$0	1.00%	25.9%	12/31/2021	$1.39	0	$0	0.75%	26.2%
12/31/2020	1.10	0	0	1.25%	-2.2%	12/31/2020	1.10	0	0	1.00%	-1.9%	12/31/2020	1.11	0	0	0.75%	-1.7%
12/31/2019	1.12	0	0	1.25%	12.0%	12/31/2019	1.12	0	0	1.00%	12.2%	12/31/2019	1.12	0	0	0.75%	12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	26.5%	12/31/2021	$1.41	0	$0	0.25%	26.8%	12/31/2021	$1.42	0	$0	0.00%	27.1%
12/31/2020	1.11	0	0	0.50%	-1.4%	12/31/2020	1.12	0	0	0.25%	-1.2%	12/31/2020	1.12	0	0	0.00%	-1.0%
12/31/2019	1.13	0	0	0.50%	12.7%	12/31/2019	1.13	0	0	0.25%	12.9%	12/31/2019	1.13	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond Debenture R6 Class - 06-4F6

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$818,063	$828,719	98,288
Receivables: investments sold	684
Payables: investments purchased	-
Net assets	$818,747

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$818,747	740,692	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$818,747	740,692

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,068
Mortality & expense charges			(2,502)
Net investment income (loss)			4,566

Gain (loss) on investments:
Net realized gain (loss)			1,749
Realized gain distributions			2,904
Net change in unrealized appreciation (depreciation)			(13,125)
Net gain (loss)			(8,472)

Increase (decrease) in net assets from operations			$(3,906)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,566	$617
Net realized gain (loss)		1,749	215
Realized gain distributions		2,904	-
Net change in unrealized appreciation (depreciation)		(13,125)	2,469

Increase (decrease) in net assets from operations		(3,906)	3,301

Contract owner transactions:
Proceeds from units sold		1,464,079	147,351
Cost of units redeemed		(704,386)	(87,637)
Account charges		(50)	(5)
Increase (decrease)		759,643	59,709
Net increase (decrease)		755,737	63,010
Net assets, beginning		63,010	-
Net assets, ending		$818,747	$63,010

Units sold		2,466,567	142,582
Units redeemed		(1,784,126)	(84,331)
Net increase (decrease)		682,441	58,251
Units outstanding, beginning		58,251	-
Units outstanding, ending		740,692	58,251

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,611,430
Cost of units redeemed/account charges			(792,078)
Net investment income (loss)			5,183
Net realized gain (loss)			1,964
Realized gain distributions			2,904
Net change in unrealized appreciation (depreciation)			(10,656)
Net assets			$818,747

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	741	$819	1.25%	2.2%	12/31/2021	$1.11	0	$0	1.00%	2.4%	12/31/2021	$1.12	0	$0	0.75%	2.7%
12/31/2020	1.08	58	63	1.25%	6.5%	12/31/2020	1.08	0	0	1.00%	6.8%	12/31/2020	1.09	0	0	0.75%	7.0%
12/31/2019	1.02	0	0	1.25%	1.6%	12/31/2019	1.02	0	0	1.00%	1.6%	12/31/2019	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	0	$0	0.50%	3.0%	12/31/2021	$1.13	0	$0	0.25%	3.2%	12/31/2021	$1.14	0	$0	0.00%	3.5%
12/31/2020	1.09	0	0	0.50%	7.3%	12/31/2020	1.09	0	0	0.25%	7.6%	12/31/2020	1.10	0	0	0.00%	7.8%
12/31/2019	1.02	0	0	0.50%	1.7%	12/31/2019	1.02	0	0	0.25%	1.8%	12/31/2019	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	2.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock R6 Class - 06-4GK (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	1.25%	27.7%	12/31/2021	$1.30	0	$0	1.00%	28.0%	12/31/2021	$1.30	0	$0	0.75%	28.3%
12/31/2020	1.01	0	0	1.25%	1.0%	12/31/2020	1.01	0	0	1.00%	1.3%	12/31/2020	1.01	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	0	$0	0.50%	28.7%	12/31/2021	$1.32	0	$0	0.25%	29.0%	12/31/2021	$1.32	0	$0	0.00%	29.3%
12/31/2020	1.02	0	0	0.50%	1.7%	12/31/2020	1.02	0	0	0.25%	2.0%	12/31/2020	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Ultra Short Bond Fund Retirement Class - 06-4H7 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-1.2%	12/31/2021	$0.99	0	$0	1.00%	-0.9%	12/31/2021	$1.00	0	$0	0.75%	-0.7%
12/31/2020	1.00	0	0	1.25%	-0.1%	12/31/2020	1.00	0	0	1.00%	0.1%	12/31/2020	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	-0.4%	12/31/2021	$1.01	0	$0	0.25%	-0.2%	12/31/2021	$1.01	0	$0	0.00%	0.1%
12/31/2020	1.01	0	0	0.50%	0.5%	12/31/2020	1.01	0	0	0.25%	0.8%	12/31/2020	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fcsd SmCap Value R6 Class - 06-4XK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,211,409	$6,574,178	200,656
Receivables: investments sold	-
Payables: investments purchased	(27,189)
Net assets	$6,184,220

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,184,220	6,052,114	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$6,184,220	6,052,114

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$12,263
Mortality & expense charges			(17,242)
Net investment income (loss)			(4,979)

Gain (loss) on investments:
Net realized gain (loss)			52
Realized gain distributions			558,319
Net change in unrealized appreciation (depreciation)			(362,769)
Net gain (loss)			195,602

Increase (decrease) in net assets from operations			$190,623

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,979)	$-
Net realized gain (loss)		52	-
Realized gain distributions		558,319	-
Net change in unrealized appreciation (depreciation)		(362,769)	-

Increase (decrease) in net assets from operations		190,623	-

Contract owner transactions:
Proceeds from units sold		6,263,068	-
Cost of units redeemed		(264,378)	-
Account charges		(5,093)	-
Increase (decrease)		5,993,597	-
Net increase (decrease)		6,184,220	-
Net assets, beginning		-	-
Net assets, ending		$6,184,220	$-

Units sold		6,332,692	-
Units redeemed		(280,578)	-
Net increase (decrease)		6,052,114	-
Units outstanding, beginning		-	-
Units outstanding, ending		6,052,114	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,263,068
Cost of units redeemed/account charges			(269,471)
Net investment income (loss)			(4,979)
Net realized gain (loss)			52
Realized gain distributions			558,319
Net change in unrealized appreciation (depreciation)			(362,769)
Net assets			$6,184,220

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	6,052	$6,184	1.25%	2.2%	12/31/2021	$1.02	0	$0	1.00%	2.3%	12/31/2021	$1.02	0	$0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.03	0	$0	0.50%	2.6%	12/31/2021	$1.03	0	$0	0.25%	2.7%	12/31/2021	$1.03	0	$0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond-Debenture Fund A Class - 06-056 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.42
Band 0	-	-	1.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	1.25%	1.9%	12/31/2021	$1.34	0	$0	1.00%	2.2%	12/31/2021	$1.37	0	$0	0.75%	2.4%
12/31/2020	1.29	0	0	1.25%	6.2%	12/31/2020	1.31	0	0	1.00%	6.5%	12/31/2020	1.34	0	0	0.75%	6.7%
12/31/2019	1.22	0	0	1.25%	11.9%	12/31/2019	1.23	0	0	1.00%	12.2%	12/31/2019	1.25	0	0	0.75%	12.5%
12/31/2018	1.09	0	0	1.25%	-5.0%	12/31/2018	1.10	0	0	1.00%	-4.8%	12/31/2018	1.11	0	0	0.75%	-4.5%
12/31/2017	1.14	0	0	1.25%	7.9%	12/31/2017	1.15	0	0	1.00%	8.1%	12/31/2017	1.17	0	0	0.75%	8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	0.50%	2.7%	12/31/2021	$1.42	0	$0	0.25%	2.9%	12/31/2021	$1.45	0	$0	0.00%	3.2%
12/31/2020	1.36	0	0	0.50%	7.0%	12/31/2020	1.38	0	0	0.25%	7.3%	12/31/2020	1.40	0	0	0.00%	7.5%
12/31/2019	1.27	0	0	0.50%	12.8%	12/31/2019	1.29	0	0	0.25%	13.0%	12/31/2019	1.30	0	0	0.00%	13.3%
12/31/2018	1.13	0	0	0.50%	-4.3%	12/31/2018	1.14	0	0	0.25%	-4.0%	12/31/2018	1.15	0	0	0.00%	-3.8%
12/31/2017	1.18	0	0	0.50%	8.7%	12/31/2017	1.19	0	0	0.25%	8.9%	12/31/2017	1.20	0	0	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond-Debenture Fund R3 Class - 06-072

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$192,732	$177,983	23,095
Receivables: investments sold	346
Payables: investments purchased	-
Net assets	$193,078

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$193,078	149,749	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.39
Band 0	-	-	1.42
Total	$193,078	149,749

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,422
Mortality & expense charges			(2,650)
Net investment income (loss)			3,772

Gain (loss) on investments:
Net realized gain (loss)			15,196
Realized gain distributions			682
Net change in unrealized appreciation (depreciation)			(15,590)
Net gain (loss)			288

Increase (decrease) in net assets from operations			$4,060

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,772	$3,069
Net realized gain (loss)		15,196	7
Realized gain distributions		682	-
Net change in unrealized appreciation (depreciation)		(15,590)	30,074

Increase (decrease) in net assets from operations		4,060	33,150

Contract owner transactions:
Proceeds from units sold		93,418	134,371
Cost of units redeemed		(83,253)	(1,451)
Account charges		(45)	(9)
Increase (decrease)		10,120	132,911
Net increase (decrease)		14,180	166,061
Net assets, beginning		178,898	12,837
Net assets, ending		$193,078	$178,898

Units sold		73,013	131,635
Units redeemed		(64,436)	(1,179)
Net increase (decrease)		8,577	130,456
Units outstanding, beginning		141,172	10,716
Units outstanding, ending		149,749	141,172

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$267,738
Cost of units redeemed/account charges			(115,430)
Net investment income (loss)			7,650
Net realized gain (loss)			17,689
Realized gain distributions			682
Net change in unrealized appreciation (depreciation)			14,749
Net assets			$193,078

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	150	$193	1.25%	1.7%	12/31/2021	$1.31	0	$0	1.00%	2.0%	12/31/2021	$1.34	0	$0	0.75%	2.3%
12/31/2020	1.27	141	179	1.25%	5.8%	12/31/2020	1.29	0	0	1.00%	6.0%	12/31/2020	1.31	0	0	0.75%	6.3%
12/31/2019	1.20	11	13	1.25%	11.8%	12/31/2019	1.21	0	0	1.00%	12.1%	12/31/2019	1.23	0	0	0.75%	12.3%
12/31/2018	1.07	27	29	1.25%	-5.4%	12/31/2018	1.08	0	0	1.00%	-5.2%	12/31/2018	1.10	0	0	0.75%	-4.9%
12/31/2017	1.13	0	0	1.25%	7.6%	12/31/2017	1.14	0	0	1.00%	7.8%	12/31/2017	1.15	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	0.50%	2.5%	12/31/2021	$1.39	0	$0	0.25%	2.8%	12/31/2021	$1.42	0	$0	0.00%	3.0%
12/31/2020	1.33	0	0	0.50%	6.6%	12/31/2020	1.35	0	0	0.25%	6.8%	12/31/2020	1.37	0	0	0.00%	7.1%
12/31/2019	1.25	0	0	0.50%	12.6%	12/31/2019	1.27	0	0	0.25%	12.9%	12/31/2019	1.28	0	0	0.00%	13.2%
12/31/2018	1.11	0	0	0.50%	-4.7%	12/31/2018	1.12	0	0	0.25%	-4.5%	12/31/2018	1.13	0	0	0.00%	-4.2%
12/31/2017	1.16	0	0	0.50%	8.4%	12/31/2017	1.17	0	0	0.25%	8.6%	12/31/2017	1.18	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.5%
2020	4.9%
2019	5.9%
2018	0.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MainStay Large Cap Growth Fund R6 Class - 06-3HY (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.93
Band 100	-	-	1.95
Band 75	-	-	1.96
Band 50	-	-	1.98
Band 25	-	-	2.00
Band 0	-	-	2.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,934,005
Cost of units redeemed/account charges			(9,236,272)
Net investment income (loss)			(65,263)
Net realized gain (loss)			146,729
Realized gain distributions			1,220,801
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	0	$0	1.25%	23.3%	12/31/2021	$1.95	0	$0	1.00%	23.6%	12/31/2021	$1.96	0	$0	0.75%	23.9%
12/31/2020	1.57	0	0	1.25%	35.7%	12/31/2020	1.58	0	0	1.00%	36.1%	12/31/2020	1.58	0	0	0.75%	36.4%
12/31/2019	1.15	0	0	1.25%	32.2%	12/31/2019	1.16	0	0	1.00%	32.5%	12/31/2019	1.16	0	0	0.75%	32.9%
12/31/2018	0.87	7,691	6,711	1.25%	-12.7%	12/31/2018	0.87	0	0	1.00%	-12.7%	12/31/2018	0.87	0	0	0.75%	-12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.98	0	$0	0.50%	24.2%	12/31/2021	$2.00	0	$0	0.25%	24.5%	12/31/2021	$2.01	0	$0	0.00%	24.8%
12/31/2020	1.59	0	0	0.50%	36.8%	12/31/2020	1.60	0	0	0.25%	37.1%	12/31/2020	1.61	0	0	0.00%	37.4%
12/31/2019	1.17	0	0	0.50%	33.2%	12/31/2019	1.17	0	0	0.25%	33.5%	12/31/2019	1.17	0	0	0.00%	33.9%
12/31/2018	0.87	0	0	0.50%	-12.5%	12/31/2018	0.88	0	0	0.25%	-12.4%	12/31/2018	0.88	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Met West Total Return Bd P Class - 06-47P

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$683,424	$696,482	66,963
Receivables: investments sold	1,616
Payables: investments purchased	-
Net assets	$685,040

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$685,040	694,813	$0.99
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$685,040	694,813

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,811
Mortality & expense charges			(9,896)
Net investment income (loss)			915

Gain (loss) on investments:
Net realized gain (loss)			(21,718)
Realized gain distributions			218
Net change in unrealized appreciation (depreciation)			2,128
Net gain (loss)			(19,372)

Increase (decrease) in net assets from operations			$(18,457)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$915	$2,088
Net realized gain (loss)		(21,718)	2,678
Realized gain distributions		218	35,387
Net change in unrealized appreciation (depreciation)		2,128	(15,192)

Increase (decrease) in net assets from operations		(18,457)	24,961

Contract owner transactions:
Proceeds from units sold		496,305	723,741
Cost of units redeemed		(557,741)	(182,261)
Account charges		(1,681)	(1,325)
Increase (decrease)		(63,117)	540,155
Net increase (decrease)		(81,574)	565,116
Net assets, beginning		766,614	201,498
Net assets, ending		$685,040	$766,614

Units sold		501,200	736,937
Units redeemed		(565,718)	(192,818)
Net increase (decrease)		(64,518)	544,119
Units outstanding, beginning		759,331	215,212
Units outstanding, ending		694,813	759,331

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,617,475
Cost of units redeemed/account charges			(939,062)
Net investment income (loss)			3,120
Net realized gain (loss)			(19,040)
Realized gain distributions			35,605
Net change in unrealized appreciation (depreciation)			(13,058)
Net assets			$685,040

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	695	$685	1.25%	-2.3%	12/31/2021	$0.99	0	$0	1.00%	-2.1%	12/31/2021	$1.00	0	$0	0.75%	-1.9%
12/31/2020	1.01	759	767	1.25%	7.8%	12/31/2020	1.01	0	0	1.00%	8.1%	12/31/2020	1.02	0	0	0.75%	8.4%
12/31/2019	0.94	215	201	1.25%	-6.4%	12/31/2019	0.94	0	0	1.00%	-6.3%	12/31/2019	0.94	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	-1.6%	12/31/2021	$1.01	0	$0	0.25%	-1.4%	12/31/2021	$1.02	0	$0	0.00%	-1.1%
12/31/2020	1.02	0	0	0.50%	8.6%	12/31/2020	1.02	0	0	0.25%	8.9%	12/31/2020	1.03	0	0	0.00%	9.2%
12/31/2019	0.94	0	0	0.50%	-6.1%	12/31/2019	0.94	0	0	0.25%	-6.1%	12/31/2019	0.94	0	0	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.7%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nationwide Tech 100 Idx R6 Inst Class - 06-4MT (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.53
Band 25	-	-	1.54
Band 0	-	-	1.54
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	1.25%	24.0%	12/31/2021	$1.52	0	$0	1.00%	24.4%	12/31/2021	$1.53	0	$0	0.75%	24.7%
12/31/2020	1.22	0	0	1.25%	22.1%	12/31/2020	1.22	0	0	1.00%	22.2%	12/31/2020	1.22	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	0	$0	0.50%	25.0%	12/31/2021	$1.54	0	$0	0.25%	25.3%	12/31/2021	$1.54	0	$0	0.00%	25.6%
12/31/2020	1.23	0	0	0.50%	22.6%	12/31/2020	1.23	0	0	0.25%	22.7%	12/31/2020	1.23	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nationwide Geneva MidCap Gr R6 Class - 06-47R (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.67
Band 100	-	-	1.68
Band 75	-	-	1.69
Band 50	-	-	1.70
Band 25	-	-	1.71
Band 0	-	-	1.72
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.67	0	$0	1.25%	22.8%	12/31/2021	$1.68	0	$0	1.00%	23.1%	12/31/2021	$1.69	0	$0	0.75%	23.4%
12/31/2020	1.36	0	0	1.25%	29.9%	12/31/2020	1.36	0	0	1.00%	30.3%	12/31/2020	1.37	0	0	0.75%	30.6%
12/31/2019	1.05	0	0	1.25%	4.6%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	0	$0	0.50%	23.7%	12/31/2021	$1.71	0	$0	0.25%	24.0%	12/31/2021	$1.72	0	$0	0.00%	24.3%
12/31/2020	1.37	0	0	0.50%	30.9%	12/31/2020	1.38	0	0	0.25%	31.2%	12/31/2020	1.38	0	0	0.00%	31.6%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	5.0%	12/31/2019	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nationwide Geneva SmCp Gr R6 Class - 06-47T (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.53
Band 100	-	-	1.54
Band 75	-	-	1.55
Band 50	-	-	1.56
Band 25	-	-	1.57
Band 0	-	-	1.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	0	$0	1.25%	11.0%	12/31/2021	$1.54	0	$0	1.00%	11.2%	12/31/2021	$1.55	0	$0	0.75%	11.5%
12/31/2020	1.38	0	0	1.25%	31.2%	12/31/2020	1.39	0	0	1.00%	31.5%	12/31/2020	1.39	0	0	0.75%	31.8%
12/31/2019	1.05	0	0	1.25%	5.4%	12/31/2019	1.05	0	0	1.00%	5.5%	12/31/2019	1.06	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	0	$0	0.50%	11.8%	12/31/2021	$1.57	0	$0	0.25%	12.1%	12/31/2021	$1.58	0	$0	0.00%	12.4%
12/31/2020	1.40	0	0	0.50%	32.2%	12/31/2020	1.40	0	0	0.25%	32.5%	12/31/2020	1.41	0	0	0.00%	32.8%
12/31/2019	1.06	0	0	0.50%	5.6%	12/31/2019	1.06	0	0	0.25%	5.7%	12/31/2019	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Loomis Sayles Small Cap Growth Fund N Class - 06-3JG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,434	$8,089	228
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$7,431

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,431	5,119	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.50
Band 0	-	-	1.51
Total	$7,431	5,119

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(80)
Net investment income (loss)			(80)

Gain (loss) on investments:
Net realized gain (loss)			10
Realized gain distributions			1,225
Net change in unrealized appreciation (depreciation)			(654)
Net gain (loss)			581

Increase (decrease) in net assets from operations			$501

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(80)	$(2)
Net realized gain (loss)		10	-
Realized gain distributions		1,225	89
Net change in unrealized appreciation (depreciation)		(654)	(1)

Increase (decrease) in net assets from operations		501	86

Contract owner transactions:
Proceeds from units sold		1,690	5,185
Cost of units redeemed		-	-
Account charges		(26)	(5)
Increase (decrease)		1,664	5,180
Net increase (decrease)		2,165	5,266
Net assets, beginning		5,266	-
Net assets, ending		$7,431	$5,266

Units sold		1,190	3,950
Units redeemed		(18)	(3)
Net increase (decrease)		1,172	3,947
Units outstanding, beginning		3,947	-
Units outstanding, ending		5,119	3,947

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,139,387
Cost of units redeemed/account charges			(1,206,353)
Net investment income (loss)			(8,364)
Net realized gain (loss)			(10,924)
Realized gain distributions			94,340
Net change in unrealized appreciation (depreciation)			(655)
Net assets			$7,431

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	5	$7	1.25%	8.8%	12/31/2021	$1.46	0	$0	1.00%	9.1%	12/31/2021	$1.48	0	$0	0.75%	9.4%
12/31/2020	1.33	4	5	1.25%	32.6%	12/31/2020	1.34	0	0	1.00%	32.9%	12/31/2020	1.35	0	0	0.75%	33.3%
12/31/2019	1.01	0	0	1.25%	25.1%	12/31/2019	1.01	0	0	1.00%	25.4%	12/31/2019	1.01	0	0	0.75%	25.7%
12/31/2018	0.80	1,155	929	1.25%	-19.6%	12/31/2018	0.80	0	0	1.00%	-19.5%	12/31/2018	0.81	0	0	0.75%	-19.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	0.50%	9.6%	12/31/2021	$1.50	0	$0	0.25%	9.9%	12/31/2021	$1.51	0	$0	0.00%	10.2%
12/31/2020	1.36	0	0	0.50%	33.6%	12/31/2020	1.36	0	0	0.25%	33.9%	12/31/2020	1.37	0	0	0.00%	34.3%
12/31/2019	1.02	0	0	0.50%	26.0%	12/31/2019	1.02	0	0	0.25%	26.3%	12/31/2019	1.02	0	0	0.00%	26.7%
12/31/2018	0.81	0	0	0.50%	-19.4%	12/31/2018	0.81	0	0	0.25%	-19.3%	12/31/2018	0.81	0	0	0.00%	-19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Loomis Sayles Bond Fund N Class - 06-3XN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$131
Net realized gain (loss)		-	(2,328)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(397)

Increase (decrease) in net assets from operations		-	(2,594)

Contract owner transactions:
Proceeds from units sold		-	329
Cost of units redeemed		-	(40,134)
Account charges		-	-
Increase (decrease)		-	(39,805)
Net increase (decrease)		-	(42,399)
Net assets, beginning		-	42,399
Net assets, ending		$-	$-

Units sold		-	315
Units redeemed		-	(40,680)
Net increase (decrease)		-	(40,365)
Units outstanding, beginning		-	40,365
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$84,753
Cost of units redeemed/account charges			(83,162)
Net investment income (loss)			684
Net realized gain (loss)			(2,328)
Realized gain distributions			53
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	0	$0	1.25%	1.9%	12/31/2021	$1.09	0	$0	1.00%	2.2%	12/31/2021	$1.09	0	$0	0.75%	2.4%
12/31/2020	1.06	0	0	1.25%	0.9%	12/31/2020	1.06	0	0	1.00%	1.2%	12/31/2020	1.07	0	0	0.75%	1.4%
12/31/2019	1.05	40	42	1.25%	5.0%	12/31/2019	1.05	0	0	1.00%	5.2%	12/31/2019	1.05	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	0	$0	0.50%	2.7%	12/31/2021	$1.11	0	$0	0.25%	3.0%	12/31/2021	$1.12	0	$0	0.00%	3.2%
12/31/2020	1.07	0	0	0.50%	1.7%	12/31/2020	1.08	0	0	0.25%	2.0%	12/31/2020	1.08	0	0	0.00%	2.2%
12/31/2019	1.06	0	0	0.50%	5.5%	12/31/2019	1.06	0	0	0.25%	5.7%	12/31/2019	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.1%
2019	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund R3 Class - 06-867

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$130,764	$156,888	2,751
Receivables: investments sold	103
Payables: investments purchased	-
Net assets	$130,867

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$130,867	19,565	$6.69
Band 100	-	-	6.89
Band 75	-	-	7.10
Band 50	-	-	7.32
Band 25	-	-	7.54
Band 0	-	-	7.77
Total	$130,867	19,565

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,225)
Net investment income (loss)			(3,225)

Gain (loss) on investments:
Net realized gain (loss)			35,280
Realized gain distributions			20,577
Net change in unrealized appreciation (depreciation)			(71,493)
Net gain (loss)			(15,636)

Increase (decrease) in net assets from operations			$(18,861)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,225)	$(1,892)
Net realized gain (loss)		35,280	19,125
Realized gain distributions		20,577	2,311
Net change in unrealized appreciation (depreciation)		(71,493)	31,757

Increase (decrease) in net assets from operations		(18,861)	51,301

Contract owner transactions:
Proceeds from units sold		232,445	180,194
Cost of units redeemed		(300,919)	(170,674)
Account charges		(33)	(5)
Increase (decrease)		(68,507)	9,515
Net increase (decrease)		(87,368)	60,816
Net assets, beginning		218,235	157,419
Net assets, ending		$130,867	$218,235

Units sold		33,561	35,744
Units redeemed		(47,904)	(36,219)
Net increase (decrease)		(14,343)	(475)
Units outstanding, beginning		33,908	34,383
Units outstanding, ending		19,565	33,908

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$851,166
Cost of units redeemed/account charges			(791,556)
Net investment income (loss)			(11,267)
Net realized gain (loss)			56,851
Realized gain distributions			51,797
Net change in unrealized appreciation (depreciation)			(26,124)
Net assets			$130,867

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.(a) Effective July 23, 2021, the fund underwent a 1-for-0.9872 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.69	20	$131	1.25%	2.6%	12/31/2021	$6.89	0	$0	1.00%	2.9%	12/31/2021	$7.10	0	$0	0.75%	3.1%
12/31/2020	6.44	34	218	1.25%	40.6%	12/31/2020	6.62	0	0	1.00%	40.9%	12/31/2020	6.80	0	0	0.75%	41.3%
12/31/2019	4.58	34	157	1.25%	32.4%	12/31/2019	4.69	0	0	1.00%	32.7%	12/31/2019	4.81	0	0	0.75%	33.1%
12/31/2018	3.46	25	88	1.25%	3.9%	12/31/2018	3.54	0	0	1.00%	4.2%	12/31/2018	3.62	0	0	0.75%	4.5%
12/31/2017	3.33	19	62	1.25%	26.1%	12/31/2017	3.39	0	0	1.00%	26.5%	12/31/2017	3.46	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.32	0	$0	0.50%	3.4%	12/31/2021	$7.54	0	$0	0.25%	3.6%	12/31/2021	$7.77	0	$0	0.00%	3.9%
12/31/2020	6.99	0	0	0.50%	41.6%	12/31/2020	7.19	0	0	0.25%	42.0%	12/31/2020	7.39	0	0	0.00%	42.3%
12/31/2019	4.94	0	0	0.50%	33.4%	12/31/2019	5.06	0	0	0.25%	33.7%	12/31/2019	5.19	0	0	0.00%	34.1%
12/31/2018	3.70	0	0	0.50%	4.7%	12/31/2018	3.79	0	0	0.25%	5.0%	12/31/2018	3.87	0	0	0.00%	5.3%
12/31/2017	3.53	0	0	0.50%	27.1%	12/31/2017	3.61	0	0	0.25%	27.4%	12/31/2017	3.68	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund A Class - 06-868

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,405	$112,139	2,823
Receivables: investments sold	-
Payables: investments purchased	(1,864)
Net assets	$134,541

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$134,541	31,333	$4.29
Band 100	-	-	4.43
Band 75	-	-	4.56
Band 50	-	-	4.70
Band 25	-	-	4.84
Band 0	-	-	4.99
Total	$134,541	31,333

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,540)
Net investment income (loss)			(1,540)

Gain (loss) on investments:
Net realized gain (loss)			2,786
Realized gain distributions			21,303
Net change in unrealized appreciation (depreciation)			(17,705)
Net gain (loss)			6,384

Increase (decrease) in net assets from operations			$4,844

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,540)	$(964)
Net realized gain (loss)		2,786	5,873
Realized gain distributions		21,303	1,141
Net change in unrealized appreciation (depreciation)		(17,705)	26,320

Increase (decrease) in net assets from operations		4,844	32,370

Contract owner transactions:
Proceeds from units sold		32,830	25,600
Cost of units redeemed		(5,827)	(13,660)
Account charges		(718)	(511)
Increase (decrease)		26,285	11,429
Net increase (decrease)		31,129	43,799
Net assets, beginning		103,412	59,613
Net assets, ending		$134,541	$103,412

Units sold		8,343	8,625
Units redeemed		(1,864)	(3,960)
Net increase (decrease)		6,479	4,665
Units outstanding, beginning		24,854	20,189
Units outstanding, ending		31,333	24,854

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$207,651
Cost of units redeemed/account charges			(164,295)
Net investment income (loss)			(6,803)
Net realized gain (loss)			31,743
Realized gain distributions			41,979
Net change in unrealized appreciation (depreciation)			24,266
Net assets			$134,541

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.(a) Effective July 23, 2021, the fund underwent a 1-for-.9967 reverse share split. The effect of the reverse share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.29	31	$135	1.25%	2.9%	12/31/2021	$4.43	0	$0	1.00%	3.1%	12/31/2021	$4.56	0	$0	0.75%	3.4%
12/31/2020	4.16	25	103	1.25%	40.9%	12/31/2020	4.28	0	0	1.00%	41.3%	12/31/2020	4.40	0	0	0.75%	41.6%
12/31/2019	2.95	20	60	1.25%	32.7%	12/31/2019	3.03	0	0	1.00%	33.0%	12/31/2019	3.10	0	0	0.75%	33.4%
12/31/2018	2.22	28	63	1.25%	4.2%	12/31/2018	2.28	0	0	1.00%	4.5%	12/31/2018	2.33	0	0	0.75%	4.7%
12/31/2017	2.14	41	88	1.25%	26.4%	12/31/2017	2.18	0	0	1.00%	26.8%	12/31/2017	2.22	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.70	0	$0	0.50%	3.6%	12/31/2021	$4.84	0	$0	0.25%	3.9%	12/31/2021	$4.99	0	$0	0.00%	4.2%
12/31/2020	4.52	0	0	0.50%	42.0%	12/31/2020	4.65	0	0	0.25%	42.3%	12/31/2020	4.78	0	0	0.00%	42.7%
12/31/2019	3.18	0	0	0.50%	33.7%	12/31/2019	3.26	0	0	0.25%	34.0%	12/31/2019	3.35	0	0	0.00%	34.4%
12/31/2018	2.38	0	0	0.50%	5.0%	12/31/2018	2.44	0	0	0.25%	5.3%	12/31/2018	2.49	0	0	0.00%	5.5%
12/31/2017	2.27	0	0	0.50%	27.4%	12/31/2017	2.31	0	0	0.25%	27.7%	12/31/2017	2.36	0	0	0.00%	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$530,577	$441,251	11,134
Receivables: investments sold	-
Payables: investments purchased	(449)
Net assets	$530,128

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$466,089	66,406	$7.02
Band 100	64,039	8,743	7.32
Band 75	-	-	7.64
Band 50	-	-	7.98
Band 25	-	-	8.32
Band 0	-	-	8.69
Total	$530,128	75,149

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,935)
Net investment income (loss)			(7,935)

Gain (loss) on investments:
Net realized gain (loss)			69,670
Realized gain distributions			83,331
Net change in unrealized appreciation (depreciation)			(129,695)
Net gain (loss)			23,306

Increase (decrease) in net assets from operations			$15,371

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,935)	$(7,299)
Net realized gain (loss)		69,670	6,973
Realized gain distributions		83,331	7,493
Net change in unrealized appreciation (depreciation)		(129,695)	191,780

Increase (decrease) in net assets from operations		15,371	198,947

Contract owner transactions:
Proceeds from units sold		21,964	73,413
Cost of units redeemed		(210,375)	(263,636)
Account charges		(93)	(563)
Increase (decrease)		(188,504)	(190,786)
Net increase (decrease)		(173,133)	8,161
Net assets, beginning		703,261	695,100
Net assets, ending		$530,128	$703,261

Units sold		3,148	15,362
Units redeemed		(31,656)	(55,255)
Net increase (decrease)		(28,508)	(39,893)
Units outstanding, beginning		103,657	143,550
Units outstanding, ending		75,149	103,657

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,416,314
Cost of units redeemed/account charges			(4,465,002)
Net investment income (loss)			(113,403)
Net realized gain (loss)			336,602
Realized gain distributions			266,291
Net change in unrealized appreciation (depreciation)			89,326
Net assets			$530,128

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.(a) Effective July 23, 2021, the fund underwent a 1-for-0.9893 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.02	66	$466	1.25%	2.7%	12/31/2021	$7.32	9	$64	1.00%	3.0%	12/31/2021	$7.64	0	$0	0.75%	3.2%
12/31/2020	6.76	94	638	1.25%	40.7%	12/31/2020	7.04	9	66	1.00%	41.0%	12/31/2020	7.32	0	0	0.75%	41.4%
12/31/2019	4.81	115	553	1.25%	32.5%	12/31/2019	4.99	29	142	1.00%	32.8%	12/31/2019	5.18	0	0	0.75%	33.1%
12/31/2018	3.63	114	415	1.25%	4.0%	12/31/2018	3.76	27	101	1.00%	4.2%	12/31/2018	3.89	0	0	0.75%	4.5%
12/31/2017	3.49	70	243	1.25%	26.1%	12/31/2017	3.60	5	18	1.00%	26.4%	12/31/2017	3.72	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.98	0	$0	0.50%	3.5%	12/31/2021	$8.32	0	$0	0.25%	3.8%	12/31/2021	$8.69	0	$0	0.00%	4.0%
12/31/2020	7.62	0	0	0.50%	41.7%	12/31/2020	7.94	0	0	0.25%	42.1%	12/31/2020	8.26	0	0	0.00%	42.4%
12/31/2019	5.38	0	0	0.50%	33.5%	12/31/2019	5.59	0	0	0.25%	33.8%	12/31/2019	5.80	0	0	0.00%	34.1%
12/31/2018	4.03	0	0	0.50%	4.8%	12/31/2018	4.17	0	0	0.25%	5.0%	12/31/2018	4.32	0	0	0.00%	5.3%
12/31/2017	3.85	0	0	0.50%	27.1%	12/31/2017	3.97	0	0	0.25%	27.4%	12/31/2017	4.11	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Sustainable Equity Fund A Class - 06-CNY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,810	$34,994	928
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$43,808

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,808	12,243	$3.58
Band 100	-	-	3.63
Band 75	-	-	3.67
Band 50	-	-	3.72
Band 25	-	-	3.77
Band 0	-	-	3.82
Total	$43,808	12,243

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$118
Mortality & expense charges			(502)
Net investment income (loss)			(384)

Gain (loss) on investments:
Net realized gain (loss)			114
Realized gain distributions			3,920
Net change in unrealized appreciation (depreciation)			4,150
Net gain (loss)			8,184

Increase (decrease) in net assets from operations			$7,800

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(384)	$(1,829)
Net realized gain (loss)		114	8,818
Realized gain distributions		3,920	1,885
Net change in unrealized appreciation (depreciation)		4,150	2,488

Increase (decrease) in net assets from operations		7,800	11,362

Contract owner transactions:
Proceeds from units sold		1	14,677
Cost of units redeemed		-	(175,011)
Account charges		(3)	(347)
Increase (decrease)		(2)	(160,681)
Net increase (decrease)		7,798	(149,319)
Net assets, beginning		36,010	185,329
Net assets, ending		$43,808	$36,010

Units sold		(1)	6,217
Units redeemed		-	(68,117)
Net increase (decrease)		(1)	(61,900)
Units outstanding, beginning		12,244	74,144
Units outstanding, ending		12,243	12,244

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$232,757
Cost of units redeemed/account charges			(253,092)
Net investment income (loss)			(4,489)
Net realized gain (loss)			10,361
Realized gain distributions			49,455
Net change in unrealized appreciation (depreciation)			8,816
Net assets			$43,808

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.58	12	$44	1.25%	21.7%	12/31/2021	$3.63	0	$0	1.00%	22.0%	12/31/2021	$3.67	0	$0	0.75%	22.3%
12/31/2020	2.94	12	36	1.25%	17.7%	12/31/2020	2.97	0	0	1.00%	18.0%	12/31/2020	3.00	0	0	0.75%	18.3%
12/31/2019	2.50	74	185	1.25%	24.1%	12/31/2019	2.52	0	0	1.00%	24.4%	12/31/2019	2.54	0	0	0.75%	24.7%
12/31/2018	2.01	68	137	1.25%	-7.2%	12/31/2018	2.03	0	0	1.00%	-6.9%	12/31/2018	2.04	0	0	0.75%	-6.7%
12/31/2017	2.17	70	152	1.25%	16.9%	12/31/2017	2.18	0	0	1.00%	17.2%	12/31/2017	2.18	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.72	0	$0	0.50%	22.6%	12/31/2021	$3.77	0	$0	0.25%	22.9%	12/31/2021	$3.82	0	$0	0.00%	23.2%
12/31/2020	3.04	0	0	0.50%	18.6%	12/31/2020	3.07	0	0	0.25%	18.8%	12/31/2020	3.10	0	0	0.00%	19.1%
12/31/2019	2.56	0	0	0.50%	25.0%	12/31/2019	2.58	0	0	0.25%	25.3%	12/31/2019	2.60	0	0	0.00%	25.6%
12/31/2018	2.05	0	0	0.50%	-6.5%	12/31/2018	2.06	0	0	0.25%	-6.2%	12/31/2018	2.07	0	0	0.00%	-6.0%
12/31/2017	2.19	0	0	0.50%	17.8%	12/31/2017	2.20	0	0	0.25%	18.1%	12/31/2017	2.20	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.1%
2019	0.6%
2018	0.3%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,422,451	$1,165,091	30,109
Receivables: investments sold	841
Payables: investments purchased	-
Net assets	$1,423,292

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,383,517	386,285	$3.58
Band 100	39,775	10,962	3.63
Band 75	-	-	3.68
Band 50	-	-	3.72
Band 25	-	-	3.77
Band 0	-	-	3.82
Total	$1,423,292	397,247

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(17,531)
Net investment income (loss)			(17,531)

Gain (loss) on investments:
Net realized gain (loss)			54,721
Realized gain distributions			127,566
Net change in unrealized appreciation (depreciation)			106,515
Net gain (loss)			288,802

Increase (decrease) in net assets from operations			$271,271

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,531)	$(11,537)
Net realized gain (loss)		54,721	770
Realized gain distributions		127,566	69,938
Net change in unrealized appreciation (depreciation)		106,515	140,907

Increase (decrease) in net assets from operations		271,271	200,078

Contract owner transactions:
Proceeds from units sold		69,382	74,768
Cost of units redeemed		(233,294)	(61,279)
Account charges		(132)	(381)
Increase (decrease)		(164,044)	13,108
Net increase (decrease)		107,227	213,186
Net assets, beginning		1,316,065	1,102,879
Net assets, ending		$1,423,292	$1,316,065

Units sold		21,111	38,204
Units redeemed		(69,590)	(31,014)
Net increase (decrease)		(48,479)	7,190
Units outstanding, beginning		445,726	438,536
Units outstanding, ending		397,247	445,726

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,449,713
Cost of units redeemed/account charges			(746,568)
Net investment income (loss)			(49,980)
Net realized gain (loss)			49,316
Realized gain distributions			463,451
Net change in unrealized appreciation (depreciation)			257,360
Net assets			$1,423,292

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.58	386	$1,384	1.25%	21.3%	12/31/2021	$3.63	11	$40	1.00%	21.6%	12/31/2021	$3.68	0	$0	0.75%	21.9%
12/31/2020	2.95	433	1,277	1.25%	17.4%	12/31/2020	2.98	13	39	1.00%	17.7%	12/31/2020	3.01	0	0	0.75%	18.0%
12/31/2019	2.51	422	1,062	1.25%	23.7%	12/31/2019	2.53	16	41	1.00%	24.1%	12/31/2019	2.55	0	0	0.75%	24.4%
12/31/2018	2.03	433	881	1.25%	-7.4%	12/31/2018	2.04	17	36	1.00%	-7.2%	12/31/2018	2.05	0	0	0.75%	-6.9%
12/31/2017	2.19	380	834	1.25%	16.6%	12/31/2017	2.20	26	58	1.00%	16.9%	12/31/2017	2.21	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.72	0	$0	0.50%	22.3%	12/31/2021	$3.77	0	$0	0.25%	22.6%	12/31/2021	$3.82	0	$0	0.00%	22.9%
12/31/2020	3.05	0	0	0.50%	18.3%	12/31/2020	3.08	0	0	0.25%	18.6%	12/31/2020	3.11	0	0	0.00%	18.9%
12/31/2019	2.58	0	0	0.50%	24.7%	12/31/2019	2.60	0	0	0.25%	25.0%	12/31/2019	2.62	0	0	0.00%	25.3%
12/31/2018	2.07	0	0	0.50%	-6.7%	12/31/2018	2.08	0	0	0.25%	-6.5%	12/31/2018	2.09	0	0	0.00%	-6.2%
12/31/2017	2.21	0	0	0.50%	17.5%	12/31/2017	2.22	0	0	0.25%	17.8%	12/31/2017	2.23	0	0	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.4%
2018	0.1%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Mid Cap Intrinsic Value Fund A Class - 06-GJK (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.56
Band 100	-	-	1.60
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	0	$0	1.25%	30.6%	12/31/2021	$1.60	0	$0	1.00%	30.9%	12/31/2021	$1.59	0	$0	0.75%	31.2%
12/31/2020	1.19	0	0	1.25%	-5.5%	12/31/2020	1.22	0	0	1.00%	-5.2%	12/31/2020	1.21	0	0	0.75%	-5.0%
12/31/2019	1.26	0	0	1.25%	15.7%	12/31/2019	1.29	0	0	1.00%	16.3%	12/31/2019	1.28	0	0	0.75%	16.3%
12/31/2018	1.09	0	0	1.25%	-15.9%	12/31/2018	1.11	0	0	1.00%	-14.8%	12/31/2018	1.10	0	0	0.75%	-15.5%
12/31/2017	1.30	0	0	1.25%	4.8%	12/31/2017	1.30	0	0	1.00%	4.9%	12/31/2017	1.30	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	0	$0	0.50%	31.6%	12/31/2021	$1.62	0	$0	0.25%	31.9%	12/31/2021	$1.64	0	$0	0.00%	32.2%
12/31/2020	1.22	0	0	0.50%	-4.8%	12/31/2020	1.23	0	0	0.25%	-4.5%	12/31/2020	1.24	0	0	0.00%	-4.3%
12/31/2019	1.28	0	0	0.50%	16.6%	12/31/2019	1.29	0	0	0.25%	16.9%	12/31/2019	1.30	0	0	0.00%	17.2%
12/31/2018	1.10	0	0	0.50%	-15.3%	12/31/2018	1.10	0	0	0.25%	-15.1%	12/31/2018	1.11	0	0	0.00%	-14.8%
12/31/2017	1.30	0	0	0.50%	4.8%	12/31/2017	1.30	0	0	0.25%	4.9%	12/31/2017	1.30	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Mid Cap Intrinsic Value Fund R3 Class - 06-GJM (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.55
Band 100	-	-	1.59
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	0	$0	1.25%	30.2%	12/31/2021	$1.59	0	$0	1.00%	30.5%	12/31/2021	$1.58	0	$0	0.75%	30.9%
12/31/2020	1.19	0	0	1.25%	-5.7%	12/31/2020	1.22	0	0	1.00%	-5.5%	12/31/2020	1.21	0	0	0.75%	-5.2%
12/31/2019	1.26	0	0	1.25%	15.4%	12/31/2019	1.29	0	0	1.00%	15.9%	12/31/2019	1.28	0	0	0.75%	16.0%
12/31/2018	1.09	0	0	1.25%	-16.1%	12/31/2018	1.11	0	0	1.00%	-15.0%	12/31/2018	1.10	0	0	0.75%	-15.7%
12/31/2017	1.30	0	0	1.25%	4.7%	12/31/2017	1.30	0	0	1.00%	4.9%	12/31/2017	1.30	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	0	$0	0.50%	31.2%	12/31/2021	$1.61	0	$0	0.25%	31.5%	12/31/2021	$1.63	0	$0	0.00%	31.9%
12/31/2020	1.22	0	0	0.50%	-5.0%	12/31/2020	1.23	0	0	0.25%	-4.7%	12/31/2020	1.24	0	0	0.00%	-4.5%
12/31/2019	1.28	0	0	0.50%	16.3%	12/31/2019	1.29	0	0	0.25%	16.6%	12/31/2019	1.30	0	0	0.00%	16.8%
12/31/2018	1.10	0	0	0.50%	-15.5%	12/31/2018	1.11	0	0	0.25%	-15.2%	12/31/2018	1.11	0	0	0.00%	-15.0%
12/31/2017	1.30	0	0	0.50%	4.8%	12/31/2017	1.30	0	0	0.25%	4.8%	12/31/2017	1.30	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Large Cap Value Fund Advisor Class - 06-900

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$663,440	$498,792	14,723
Receivables: investments sold	-
Payables: investments purchased	(9,279)
Net assets	$654,161

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$559,782	76,192	$7.35
Band 100	94,379	12,310	7.67
Band 75	-	-	8.00
Band 50	-	-	8.35
Band 25	-	-	8.71
Band 0	-	-	9.09
Total	$654,161	88,502

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,399
Mortality & expense charges			(8,100)
Net investment income (loss)			(2,701)

Gain (loss) on investments:
Net realized gain (loss)			66,656
Realized gain distributions			23,150
Net change in unrealized appreciation (depreciation)			59,517
Net gain (loss)			149,323

Increase (decrease) in net assets from operations			$146,622

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,701)	$83
Net realized gain (loss)		66,656	(4,094)
Realized gain distributions		23,150	1,588
Net change in unrealized appreciation (depreciation)		59,517	67,718

Increase (decrease) in net assets from operations		146,622	65,295

Contract owner transactions:
Proceeds from units sold		115,320	8,249
Cost of units redeemed		(252,344)	(65,702)
Account charges		(649)	(786)
Increase (decrease)		(137,673)	(58,239)
Net increase (decrease)		8,949	7,056
Net assets, beginning		645,212	638,156
Net assets, ending		$654,161	$645,212

Units sold		16,476	1,790
Units redeemed		(38,187)	(14,481)
Net increase (decrease)		(21,711)	(12,691)
Units outstanding, beginning		110,213	122,904
Units outstanding, ending		88,502	110,213

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$10,225,982
Cost of units redeemed/account charges			(10,398,320)
Net investment income (loss)			(123,879)
Net realized gain (loss)			(227,916)
Realized gain distributions			1,013,646
Net change in unrealized appreciation (depreciation)			164,648
Net assets			$654,161

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.35	76	$560	1.25%	26.1%	12/31/2021	$7.67	12	$94	1.00%	26.4%	12/31/2021	$8.00	0	$0	0.75%	26.7%
12/31/2020	5.83	98	572	1.25%	12.7%	12/31/2020	6.07	12	74	1.00%	13.0%	12/31/2020	6.31	0	0	0.75%	13.3%
12/31/2019	5.17	110	569	1.25%	22.0%	12/31/2019	5.37	13	69	1.00%	22.3%	12/31/2019	5.58	0	0	0.75%	22.6%
12/31/2018	4.24	99	420	1.25%	-2.5%	12/31/2018	4.39	21	94	1.00%	-2.3%	12/31/2018	4.55	0	0	0.75%	-2.0%
12/31/2017	4.35	133	578	1.25%	11.6%	12/31/2017	4.49	25	114	1.00%	11.9%	12/31/2017	4.64	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.35	0	$0	0.50%	27.0%	12/31/2021	$8.71	0	$0	0.25%	27.3%	12/31/2021	$9.09	0	$0	0.00%	27.6%
12/31/2020	6.57	0	0	0.50%	13.5%	12/31/2020	6.84	0	0	0.25%	13.8%	12/31/2020	7.12	0	0	0.00%	14.1%
12/31/2019	5.79	0	0	0.50%	22.9%	12/31/2019	6.01	0	0	0.25%	23.2%	12/31/2019	6.24	0	0	0.00%	23.5%
12/31/2018	4.71	0	0	0.50%	-1.8%	12/31/2018	4.88	0	0	0.25%	-1.5%	12/31/2018	5.05	0	0	0.00%	-1.3%
12/31/2017	4.80	0	0	0.50%	12.5%	12/31/2017	4.96	0	0	0.25%	12.7%	12/31/2017	5.12	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	1.0%
2019	1.5%
2018	1.2%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Sustainable Equity Fund R6 Class - 06-3R7 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.73
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.77
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	0	$0	1.25%	22.2%	12/31/2021	$1.72	0	$0	1.00%	22.5%	12/31/2021	$1.73	0	$0	0.75%	22.8%
12/31/2020	1.39	0	0	1.25%	18.3%	12/31/2020	1.40	0	0	1.00%	18.6%	12/31/2020	1.41	0	0	0.75%	18.9%
12/31/2019	1.18	0	0	1.25%	24.6%	12/31/2019	1.18	0	0	1.00%	24.9%	12/31/2019	1.19	0	0	0.75%	25.2%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	0	$0	0.50%	23.1%	12/31/2021	$1.76	0	$0	0.25%	23.4%	12/31/2021	$1.77	0	$0	0.00%	23.7%
12/31/2020	1.42	0	0	0.50%	19.1%	12/31/2020	1.42	0	0	0.25%	19.4%	12/31/2020	1.43	0	0	0.00%	19.7%
12/31/2019	1.19	0	0	0.50%	25.5%	12/31/2019	1.19	0	0	0.25%	25.9%	12/31/2019	1.19	0	0	0.00%	26.2%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.3%	12/31/2018	0.95	0	0	0.00%	-5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,057	$1,202	88
Receivables: investments sold	3,193
Payables: investments purchased	-
Net assets	$4,250

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,250	2,764	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$4,250	2,764

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(4)
Net investment income (loss)			(4)

Gain (loss) on investments:
Net realized gain (loss)			63
Realized gain distributions			155
Net change in unrealized appreciation (depreciation)			(145)
Net gain (loss)			73

Increase (decrease) in net assets from operations			$69

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4)	$-
Net realized gain (loss)		63	-
Realized gain distributions		155	-
Net change in unrealized appreciation (depreciation)		(145)	-

Increase (decrease) in net assets from operations		69	-

Contract owner transactions:
Proceeds from units sold		6,712	-
Cost of units redeemed		(2,531)	-
Account charges		-	-
Increase (decrease)		4,181	-
Net increase (decrease)		4,250	-
Net assets, beginning		-	-
Net assets, ending		$4,250	$-

Units sold		4,395	-
Units redeemed		(1,631)	-
Net increase (decrease)		2,764	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,764	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,712
Cost of units redeemed/account charges			(2,531)
Net investment income (loss)			(4)
Net realized gain (loss)			63
Realized gain distributions			155
Net change in unrealized appreciation (depreciation)			(145)
Net assets			$4,250

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information. (a) Effective July 23, 2021, the fund underwent a 1-for-1.0135 share split. The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the share split.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	3	$4	1.25%	3.3%	12/31/2021	$1.55	0	$0	1.00%	3.6%	12/31/2021	$1.56	0	$0	0.75%	3.9%
12/31/2020	1.51	0	0	1.25%	41.6%	12/31/2020	1.51	0	0	1.00%	41.9%	12/31/2020	1.52	0	0	0.75%	42.3%
12/31/2019	1.07	0	0	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.7%	12/31/2019	1.07	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	0.50%	4.1%	12/31/2021	$1.58	0	$0	0.25%	4.4%	12/31/2021	$1.59	0	$0	0.00%	4.6%
12/31/2020	1.53	0	0	0.50%	42.6%	12/31/2020	1.53	0	0	0.25%	43.0%	12/31/2020	1.54	0	0	0.00%	43.3%
12/31/2019	1.07	0	0	0.50%	7.0%	12/31/2019	1.07	0	0	0.25%	7.2%	12/31/2019	1.07	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Intnsc Val R6 Class - 06-47J (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.74
Band 100	-	-	1.75
Band 75	-	-	1.76
Band 50	-	-	1.77
Band 25	-	-	1.78
Band 0	-	-	1.79
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	0	$0	1.25%	25.0%	12/31/2021	$1.75	0	$0	1.00%	25.3%	12/31/2021	$1.76	0	$0	0.75%	25.7%
12/31/2020	1.39	0	0	1.25%	25.6%	12/31/2020	1.39	0	0	1.00%	26.0%	12/31/2020	1.40	0	0	0.75%	26.3%
12/31/2019	1.11	0	0	1.25%	10.6%	12/31/2019	1.11	0	0	1.00%	10.7%	12/31/2019	1.11	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	0	$0	0.50%	26.0%	12/31/2021	$1.78	0	$0	0.25%	26.3%	12/31/2021	$1.79	0	$0	0.00%	26.6%
12/31/2020	1.40	0	0	0.50%	26.6%	12/31/2020	1.41	0	0	0.25%	26.9%	12/31/2020	1.41	0	0	0.00%	27.2%
12/31/2019	1.11	0	0	0.50%	10.9%	12/31/2019	1.11	0	0	0.25%	11.0%	12/31/2019	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman High Inc R6 Class - 06-4FW (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	0	$0	1.25%	3.5%	12/31/2021	$1.10	0	$0	1.00%	3.7%	12/31/2021	$1.11	0	$0	0.75%	4.0%
12/31/2020	1.06	0	0	1.25%	5.2%	12/31/2020	1.06	0	0	1.00%	5.4%	12/31/2020	1.07	0	0	0.75%	5.7%
12/31/2019	1.01	0	0	1.25%	0.9%	12/31/2019	1.01	0	0	1.00%	0.9%	12/31/2019	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	0	$0	0.50%	4.3%	12/31/2021	$1.12	0	$0	0.25%	4.5%	12/31/2021	$1.13	0	$0	0.00%	4.8%
12/31/2020	1.07	0	0	0.50%	6.0%	12/31/2020	1.07	0	0	0.25%	6.2%	12/31/2020	1.08	0	0	0.00%	6.5%
12/31/2019	1.01	0	0	0.50%	0.9%	12/31/2019	1.01	0	0	0.25%	1.0%	12/31/2019	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Emerging Markets Equity Fund A Class - 06-015

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,989	$95,235	5,383
Receivables: investments sold	19,070
Payables: investments purchased	-
Net assets	$120,059

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$120,059	85,445	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$120,059	85,445

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$761
Mortality & expense charges			(1,431)
Net investment income (loss)			(670)

Gain (loss) on investments:
Net realized gain (loss)			3,142
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,512)
Net gain (loss)			(4,370)

Increase (decrease) in net assets from operations			$(5,040)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(670)	$(584)
Net realized gain (loss)		3,142	(201)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(7,512)	13,211

Increase (decrease) in net assets from operations		(5,040)	12,426

Contract owner transactions:
Proceeds from units sold		31,523	73,157
Cost of units redeemed		(21,474)	(9,725)
Account charges		(295)	(203)
Increase (decrease)		9,754	63,229
Net increase (decrease)		4,714	75,655
Net assets, beginning		115,345	39,690
Net assets, ending		$120,059	$115,345

Units sold		21,894	55,977
Units redeemed		(14,607)	(7,843)
Net increase (decrease)		7,287	48,134
Units outstanding, beginning		78,158	30,024
Units outstanding, ending		85,445	78,158

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$452,889
Cost of units redeemed/account charges			(336,231)
Net investment income (loss)			(2,672)
Net realized gain (loss)			319
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,754
Net assets			$120,059

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	85	$120	1.25%	-4.8%	12/31/2021	$1.44	0	$0	1.00%	-4.6%	12/31/2021	$1.47	0	$0	0.75%	-4.3%
12/31/2020	1.48	78	115	1.25%	11.6%	12/31/2020	1.50	0	0	1.00%	11.9%	12/31/2020	1.53	0	0	0.75%	12.2%
12/31/2019	1.32	30	40	1.25%	17.2%	12/31/2019	1.34	0	0	1.00%	17.5%	12/31/2019	1.37	0	0	0.75%	17.8%
12/31/2018	1.13	26	29	1.25%	-18.6%	12/31/2018	1.14	0	0	1.00%	-18.4%	12/31/2018	1.16	0	0	0.75%	-18.2%
12/31/2017	1.39	232	321	1.25%	39.5%	12/31/2017	1.40	0	0	1.00%	39.9%	12/31/2017	1.42	0	0	0.75%	40.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	-4.1%	12/31/2021	$1.53	0	$0	0.25%	-3.8%	12/31/2021	$1.56	0	$0	0.00%	-3.6%
12/31/2020	1.56	0	0	0.50%	12.5%	12/31/2020	1.59	0	0	0.25%	12.8%	12/31/2020	1.62	0	0	0.00%	13.0%
12/31/2019	1.39	0	0	0.50%	18.1%	12/31/2019	1.41	0	0	0.25%	18.4%	12/31/2019	1.43	0	0	0.00%	18.7%
12/31/2018	1.18	0	0	0.50%	-18.0%	12/31/2018	1.19	0	0	0.25%	-17.8%	12/31/2018	1.21	0	0	0.00%	-17.6%
12/31/2017	1.43	0	0	0.50%	40.6%	12/31/2017	1.45	0	0	0.25%	40.9%	12/31/2017	1.47	0	0	0.00%	41.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.2%
2019	1.7%
2018	0.1%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Strat Inc R6 Class - 06-64R (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	-0.1%	12/31/2021	$1.00	0	$0	1.00%	-0.1%	12/31/2021	$1.00	0	$0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	0.0%	12/31/2021	$1.00	0	$0	0.25%	0.1%	12/31/2021	$1.00	0	$0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Lg Cap Val R6 Class - 06-4XP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$974,937	$998,045	21,900
Receivables: investments sold	-
Payables: investments purchased	(5,191)
Net assets	$969,746

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$969,746	923,262	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$969,746	923,262

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,860
Mortality & expense charges			(2,628)
Net investment income (loss)			11,232

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			35,056
Net change in unrealized appreciation (depreciation)			(23,108)
Net gain (loss)			11,951

Increase (decrease) in net assets from operations			$23,183

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,232	$-
Net realized gain (loss)		3	-
Realized gain distributions		35,056	-
Net change in unrealized appreciation (depreciation)		(23,108)	-

Increase (decrease) in net assets from operations		23,183	-

Contract owner transactions:
Proceeds from units sold		952,419	-
Cost of units redeemed		(5,856)	-
Account charges		-	-
Increase (decrease)		946,563	-
Net increase (decrease)		969,746	-
Net assets, beginning		-	-
Net assets, ending		$969,746	$-

Units sold		928,843	-
Units redeemed		(5,581)	-
Net increase (decrease)		923,262	-
Units outstanding, beginning		-	-
Units outstanding, ending		923,262	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$952,419
Cost of units redeemed/account charges			(5,856)
Net investment income (loss)			11,232
Net realized gain (loss)			3
Realized gain distributions			35,056
Net change in unrealized appreciation (depreciation)			(23,108)
Net assets			$969,746

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	923	$970	1.25%	5.0%	12/31/2021	$1.05	0	$0	1.00%	5.2%	12/31/2021	$1.05	0	$0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	0.50%	5.5%	12/31/2021	$1.06	0	$0	0.25%	5.6%	12/31/2021	$1.06	0	$0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,133	$15,411	680
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$15,139

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,139	10,886	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.45
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.55
Total	$15,139	10,886

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$93
Mortality & expense charges			(148)
Net investment income (loss)			(55)

Gain (loss) on investments:
Net realized gain (loss)			39
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,173)
Net gain (loss)			(1,134)

Increase (decrease) in net assets from operations			$(1,189)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(55)	$(47)
Net realized gain (loss)		39	(26)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,173)	909

Increase (decrease) in net assets from operations		(1,189)	836

Contract owner transactions:
Proceeds from units sold		11,736	4,220
Cost of units redeemed		(77)	(2,423)
Account charges		(2)	(2)
Increase (decrease)		11,657	1,795
Net increase (decrease)		10,468	2,631
Net assets, beginning		4,671	2,040
Net assets, ending		$15,139	$4,671

Units sold		7,755	3,504
Units redeemed		(53)	(1,866)
Net increase (decrease)		7,702	1,638
Units outstanding, beginning		3,184	1,546
Units outstanding, ending		10,886	3,184

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$77,038
Cost of units redeemed/account charges			(71,322)
Net investment income (loss)			(984)
Net realized gain (loss)			10,685
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(278)
Net assets			$15,139

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	11	$15	1.25%	-5.2%	12/31/2021	$1.42	0	$0	1.00%	-5.0%	12/31/2021	$1.45	0	$0	0.75%	-4.7%
12/31/2020	1.47	3	5	1.25%	11.2%	12/31/2020	1.49	0	0	1.00%	11.5%	12/31/2020	1.52	0	0	0.75%	11.7%
12/31/2019	1.32	2	2	1.25%	16.7%	12/31/2019	1.34	0	0	1.00%	17.0%	12/31/2019	1.36	0	0	0.75%	17.3%
12/31/2018	1.13	1	1	1.25%	-18.9%	12/31/2018	1.15	0	0	1.00%	-18.7%	12/31/2018	1.16	0	0	0.75%	-18.5%
12/31/2017	1.39	31	43	1.25%	38.9%	12/31/2017	1.41	0	0	1.00%	39.2%	12/31/2017	1.43	0	0	0.75%	39.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	-4.5%	12/31/2021	$1.51	0	$0	0.25%	-4.3%	12/31/2021	$1.55	0	$0	0.00%	-4.0%
12/31/2020	1.55	0	0	0.50%	12.0%	12/31/2020	1.58	0	0	0.25%	12.3%	12/31/2020	1.61	0	0	0.00%	12.6%
12/31/2019	1.39	0	0	0.50%	17.6%	12/31/2019	1.41	0	0	0.25%	17.9%	12/31/2019	1.43	0	0	0.00%	18.2%
12/31/2018	1.18	0	0	0.50%	-18.3%	12/31/2018	1.19	0	0	0.25%	-18.1%	12/31/2018	1.21	0	0	0.00%	-17.8%
12/31/2017	1.44	0	0	0.50%	39.9%	12/31/2017	1.46	0	0	0.25%	40.3%	12/31/2017	1.47	0	0	0.00%	40.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.0%
2019	1.3%
2018	0.0%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Focus Fund Advisor Class - 06-880

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,614	$33,356	1,197
Receivables: investments sold	-
Payables: investments purchased	(157)
Net assets	$35,457

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,308	1,430	$19.80
Band 100	7,149	345	20.72
Band 75	-	-	21.69
Band 50	-	-	22.70
Band 25	-	-	23.76
Band 0	-	-	24.88
Total	$35,457	1,775

Statement of Operations
For the period ended December 31, 2021
Investment Income:
Dividend income			$-
Mortality & expense charges			(422)
Net investment income (loss)			(422)

Gain (loss) on investments:
Net realized gain (loss)			595
Realized gain distributions			5,780
Net change in unrealized appreciation (depreciation)			(141)
Net gain (loss)			6,234

Increase (decrease) in net assets from operations			$5,812

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(422)	$(331)
Net realized gain (loss)		595	(196)
Realized gain distributions		5,780	1,684
Net change in unrealized appreciation (depreciation)		(141)	4,862

Increase (decrease) in net assets from operations		5,812	6,019

Contract owner transactions:
Proceeds from units sold		0	968
Cost of units redeemed		(3,188)	(1,802)
Account charges		(37)	(41)
Increase (decrease)		(3,225)	(875)
Net increase (decrease)		2,587	5,144
Net assets, beginning		32,870	27,726
Net assets, ending		$35,457	$32,870

Units sold		(1)	63
Units redeemed		(169)	(126)
Net increase (decrease)		(170)	(63)
Units outstanding, beginning		1,945	2,008
Units outstanding, ending		1,775	1,945

* Date of Fund Inception into Variable Account: 12 /13 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021
Proceeds from units sold	$247,876		$247,876
Cost of units redeemed/account charges	($272,559)		(272,559)
Net investment income (loss)	($3,537)		(3,537)
Net realized gain (loss)	($41,752)		(41,752)
Realized gain distributions	$103,171		103,171
Net change in unrealized appreciation (depreciation)	$2,258		2,258
Net assets	$35,457		$35,457

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return	.	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return	.	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$19.80	1	$28	1.25%	18.3%	12/31/2021	$20.72	0	$7	1.00%	18.6%	12/31/2021	$21.69	0	$0	0.75%	18.9%
12/31/2020	16.74	2	25	1.25%	22.5%	12/31/2020	17.47	0	8	1.00%	22.8%	12/31/2020	18.24	0	0	0.75%	23.1%
12/31/2019	13.67	2	21	1.25%	26.3%	12/31/2019	14.23	1	7	1.00%	26.6%	12/31/2019	14.82	0	0	0.75%	26.9%
12/31/2018	10.82	5	53	1.25%	-10.3%	12/31/2018	11.24	1	7	1.00%	-10.0%	12/31/2018	11.68	0	0	0.75%	-9.8%
12/31/2017	12.06	5	55	1.25%	17.5%	12/31/2017	12.50	1	16	1.00%	17.8%	12/31/2017	12.95	0	0	0.75%	18.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return	.	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return	.	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$22.70	0	$0	0.50%	19.2%	12/31/2021	$23.76	0	$0	0.25%	19.5%	12/31/2021	$24.88	0	$0	0.00%	19.8%
12/31/2020	19.05	0	0	0.50%	23.4%	12/31/2020	19.89	0	0	0.25%	23.7%	12/31/2020	20.77	0	0	0.00%	24.0%
12/31/2019	15.44	0	0	0.50%	27.3%	12/31/2019	16.08	0	0	0.25%	27.6%	12/31/2019	16.75	0	0	0.00%	27.9%
12/31/2018	12.13	0	0	0.50%	-9.6%	12/31/2018	12.60	0	0	0.25%	-9.4%	12/31/2018	13.10	0	0	0.00%	-9.1%
12/31/2017	13.42	0	0	0.50%	18.4%	12/31/2017	13.90	0	0	0.25%	18.7%	12/31/2017	14.42	0	0	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%	1,429.94	28	0	18.3%		0	0	7	0	0		0	0	0	0	0
2020	0.0%	1,505.68	25	0	22.5%		0	0	8	0	0		0	0	0	0	0
2019	0.1%	1,505.96	21	0	26.3%		0	1	7	0	0		0	0	0	0	0
2018	0.0%	4,867.35	53	0	-10.3%		0	1	7	0	0		0	0	0	0	0
2017	0.0%	4,545.00	55	0	17.5%		0	1	16	0	0		0	0	0	0	0

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Northern Small Cap Value Fund R Class - 06-492

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,013,796	$1,077,694	47,658
Receivables: investments sold	1,816
Payables: investments purchased	-
Net assets	$1,015,612

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,015,612	394,989	$2.57
Band 100	-	-	2.64
Band 75	-	-	2.70
Band 50	-	-	2.77
Band 25	-	-	2.84
Band 0	-	-	2.92
Total	$1,015,612	394,989

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,605
Mortality & expense charges			(47,370)
Net investment income (loss)			(39,765)

Gain (loss) on investments:
Net realized gain (loss)			880,634
Realized gain distributions			133,863
Net change in unrealized appreciation (depreciation)			(55,982)
Net gain (loss)			958,515

Increase (decrease) in net assets from operations			$918,750

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(39,765)	$(191)
Net realized gain (loss)		880,634	(624,245)
Realized gain distributions		133,863	42,653
Net change in unrealized appreciation (depreciation)		(55,982)	308,774

Increase (decrease) in net assets from operations		918,750	(273,009)

Contract owner transactions:
Proceeds from units sold		1,094,144	3,179,579
Cost of units redeemed		(6,236,413)	(2,043,739)
Account charges		(4,829)	(4,792)
Increase (decrease)		(5,147,098)	1,131,048
Net increase (decrease)		(4,228,348)	858,039
Net assets, beginning		5,243,960	4,385,921
Net assets, ending		$1,015,612	$5,243,960

Units sold		450,251	1,744,044
Units redeemed		(2,600,501)	(1,252,825)
Net increase (decrease)		(2,150,250)	491,219
Units outstanding, beginning		2,545,239	2,054,020
Units outstanding, ending		394,989	2,545,239

* Date of Fund Inception into Variable Account: 12 /15 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,487,139
Cost of units redeemed/account charges			(12,951,044)
Net investment income (loss)			(79,818)
Net realized gain (loss)			365,298
Realized gain distributions			1,257,935
Net change in unrealized appreciation (depreciation)			(63,898)
Net assets			$1,015,612

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.57	395	$1,016	1.25%	24.8%	12/31/2021	$2.64	0	$0	1.00%	25.1%	12/31/2021	$2.70	0	$0	0.75%	25.4%
12/31/2020	2.06	2,545	5,244	1.25%	-3.5%	12/31/2020	2.11	0	0	1.00%	-3.3%	12/31/2020	2.16	0	0	0.75%	-3.0%
12/31/2019	2.14	2,054	4,386	1.25%	20.8%	12/31/2019	2.18	0	0	1.00%	21.1%	12/31/2019	2.22	0	0	0.75%	21.4%
12/31/2018	1.77	2,063	3,649	1.25%	-14.8%	12/31/2018	1.80	0	0	1.00%	-14.5%	12/31/2018	1.83	0	0	0.75%	-14.3%
12/31/2017	2.07	2,353	4,882	1.25%	5.1%	12/31/2017	2.11	0	0	1.00%	5.4%	12/31/2017	2.14	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.77	0	$0	0.50%	25.7%	12/31/2021	$2.84	0	$0	0.25%	26.1%	12/31/2021	$2.92	0	$0	0.00%	26.4%
12/31/2020	2.20	0	0	0.50%	-2.8%	12/31/2020	2.26	0	0	0.25%	-2.5%	12/31/2020	2.31	0	0	0.00%	-2.3%
12/31/2019	2.27	0	0	0.50%	21.7%	12/31/2019	2.31	0	0	0.25%	22.0%	12/31/2019	2.36	0	0	0.00%	22.3%
12/31/2018	1.86	0	0	0.50%	-14.1%	12/31/2018	1.90	0	0	0.25%	-13.9%	12/31/2018	1.93	0	0	0.00%	-13.7%
12/31/2017	2.17	0	0	0.50%	5.9%	12/31/2017	2.20	0	0	0.25%	6.2%	12/31/2017	2.24	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	1.2%
2019	1.2%
2018	0.7%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Northern U.S. Quality ESG Fund - 06-49V (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.68
Band 100	-	-	1.69
Band 75	-	-	1.70
Band 50	-	-	1.71
Band 25	-	-	1.72
Band 0	-	-	1.73
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	1.25%	29.8%	12/31/2021	$1.69	0	$0	1.00%	30.1%	12/31/2021	$1.70	0	$0	0.75%	30.4%
12/31/2020	1.30	0	0	1.25%	18.7%	12/31/2020	1.30	0	0	1.00%	19.0%	12/31/2020	1.30	0	0	0.75%	19.3%
12/31/2019	1.09	0	0	1.25%	9.2%	12/31/2019	1.09	0	0	1.00%	9.3%	12/31/2019	1.09	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	0	$0	0.50%	30.7%	12/31/2021	$1.72	0	$0	0.25%	31.1%	12/31/2021	$1.73	0	$0	0.00%	31.4%
12/31/2020	1.31	0	0	0.50%	19.6%	12/31/2020	1.31	0	0	0.25%	19.9%	12/31/2020	1.32	0	0	0.00%	20.2%
12/31/2019	1.09	0	0	0.50%	9.5%	12/31/2019	1.10	0	0	0.25%	9.5%	12/31/2019	1.10	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Small Cap Select Fund A Class - 06-239

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,835	$6,287	589
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$5,844

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,844	1,942	$3.01
Band 100	-	-	3.13
Band 75	-	-	3.25
Band 50	-	-	3.37
Band 25	-	-	3.50
Band 0	-	-	3.64
Total	$5,844	1,942

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(311)
Net investment income (loss)			(311)

Gain (loss) on investments:
Net realized gain (loss)			13,948
Realized gain distributions			924
Net change in unrealized appreciation (depreciation)			(6,542)
Net gain (loss)			8,330

Increase (decrease) in net assets from operations			$8,019

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(311)	$(150)
Net realized gain (loss)		13,948	63
Realized gain distributions		924	241
Net change in unrealized appreciation (depreciation)		(6,542)	4,123

Increase (decrease) in net assets from operations		8,019	4,277

Contract owner transactions:
Proceeds from units sold		5,581	34,985
Cost of units redeemed		(54,414)	(2,440)
Account charges		(97)	(51)
Increase (decrease)		(48,930)	32,494
Net increase (decrease)		(40,911)	36,771
Net assets, beginning		46,755	9,984
Net assets, ending		$5,844	$46,755

Units sold		1,998	15,431
Units redeemed		(19,131)	(1,116)
Net increase (decrease)		(17,133)	14,315
Units outstanding, beginning		19,075	4,760
Units outstanding, ending		1,942	19,075

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,113,095
Cost of units redeemed/account charges			(1,314,086)
Net investment income (loss)			(48,356)
Net realized gain (loss)			(39,550)
Realized gain distributions			295,193
Net change in unrealized appreciation (depreciation)			(452)
Net assets			$5,844

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.01	2	$6	1.25%	22.8%	12/31/2021	$3.13	0	$0	1.00%	23.1%	12/31/2021	$3.25	0	$0	0.75%	23.4%
12/31/2020	2.45	19	47	1.25%	16.9%	12/31/2020	2.54	0	0	1.00%	17.2%	12/31/2020	2.63	0	0	0.75%	17.5%
12/31/2019	2.10	5	10	1.25%	27.0%	12/31/2019	2.17	0	0	1.00%	27.4%	12/31/2019	2.24	0	0	0.75%	27.7%
12/31/2018	1.65	41	68	1.25%	-12.3%	12/31/2018	1.70	0	0	1.00%	-12.1%	12/31/2018	1.75	0	0	0.75%	-11.9%
12/31/2017	1.88	60	112	1.25%	8.4%	12/31/2017	1.94	0	0	1.00%	8.7%	12/31/2017	1.99	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.37	0	$0	0.50%	23.7%	12/31/2021	$3.50	0	$0	0.25%	24.0%	12/31/2021	$3.64	0	$0	0.00%	24.3%
12/31/2020	2.73	0	0	0.50%	17.7%	12/31/2020	2.82	0	0	0.25%	18.0%	12/31/2020	2.93	0	0	0.00%	18.3%
12/31/2019	2.32	0	0	0.50%	28.0%	12/31/2019	2.39	0	0	0.25%	28.3%	12/31/2019	2.47	0	0	0.00%	28.6%
12/31/2018	1.81	0	0	0.50%	-11.6%	12/31/2018	1.86	0	0	0.25%	-11.4%	12/31/2018	1.92	0	0	0.00%	-11.2%
12/31/2017	2.05	0	0	0.50%	9.2%	12/31/2017	2.11	0	0	0.25%	9.5%	12/31/2017	2.17	0	0	0.00%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$359,947	$445,222	12,996
Receivables: investments sold	977
Payables: investments purchased	-
Net assets	$360,924

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$360,924	95,365	$3.78
Band 100	-	-	3.93
Band 75	-	-	4.08
Band 50	-	-	4.24
Band 25	-	-	4.41
Band 0	-	-	4.58
Total	$360,924	95,365

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,661)
Net investment income (loss)			(3,661)

Gain (loss) on investments:
Net realized gain (loss)			9,075
Realized gain distributions			95,985
Net change in unrealized appreciation (depreciation)			(85,845)
Net gain (loss)			19,215

Increase (decrease) in net assets from operations			$15,554

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,661)	$(840)
Net realized gain (loss)		9,075	11,557
Realized gain distributions		95,985	8,351
Net change in unrealized appreciation (depreciation)		(85,845)	6,131

Increase (decrease) in net assets from operations		15,554	25,199

Contract owner transactions:
Proceeds from units sold		398,710	119,468
Cost of units redeemed		(122,630)	(134,339)
Account charges		(286)	(146)
Increase (decrease)		275,794	(15,017)
Net increase (decrease)		291,348	10,182
Net assets, beginning		69,576	59,394
Net assets, ending		$360,924	$69,576

Units sold		113,279	38,391
Units redeemed		(36,853)	(42,756)
Net increase (decrease)		76,426	(4,365)
Units outstanding, beginning		18,939	23,304
Units outstanding, ending		95,365	18,939

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$17,873,744
Cost of units redeemed/account charges			(18,439,538)
Net investment income (loss)			(223,225)
Net realized gain (loss)			(393,539)
Realized gain distributions			1,628,757
Net change in unrealized appreciation (depreciation)			(85,275)
Net assets			$360,924

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.78	95	$361	1.25%	3.0%	12/31/2021	$3.93	0	$0	1.00%	3.3%	12/31/2021	$4.08	0	$0	0.75%	3.5%
12/31/2020	3.67	19	70	1.25%	44.1%	12/31/2020	3.81	0	0	1.00%	44.5%	12/31/2020	3.94	0	0	0.75%	44.9%
12/31/2019	2.55	23	59	1.25%	31.7%	12/31/2019	2.63	0	0	1.00%	32.1%	12/31/2019	2.72	0	0	0.75%	32.4%
12/31/2018	1.93	291	563	1.25%	-10.3%	12/31/2018	1.99	0	0	1.00%	-10.0%	12/31/2018	2.06	0	0	0.75%	-9.8%
12/31/2017	2.16	934	2,014	1.25%	22.9%	12/31/2017	2.22	0	0	1.00%	23.2%	12/31/2017	2.28	0	0	0.75%	23.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.24	0	$0	0.50%	3.8%	12/31/2021	$4.41	0	$0	0.25%	4.1%	12/31/2021	$4.58	0	$0	0.00%	4.3%
12/31/2020	4.09	0	0	0.50%	45.2%	12/31/2020	4.23	0	0	0.25%	45.6%	12/31/2020	4.39	0	0	0.00%	46.0%
12/31/2019	2.81	0	0	0.50%	32.7%	12/31/2019	2.91	0	0	0.25%	33.1%	12/31/2019	3.01	0	0	0.00%	33.4%
12/31/2018	2.12	0	0	0.50%	-9.6%	12/31/2018	2.19	0	0	0.25%	-9.4%	12/31/2018	2.25	0	0	0.00%	-9.1%
12/31/2017	2.34	0	0	0.50%	23.9%	12/31/2017	2.41	0	0	0.25%	24.2%	12/31/2017	2.48	0	0	0.00%	24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Real Estate Securities Fund R6 Class - 06-FYR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,785,997	$2,573,395	115,546
Receivables: investments sold	-
Payables: investments purchased	(111,100)
Net assets	$2,674,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,674,897	1,751,630	$1.53
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$2,674,897	1,751,630

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$48,863
Mortality & expense charges			(27,421)
Net investment income (loss)			21,442

Gain (loss) on investments:
Net realized gain (loss)			7,971
Realized gain distributions			318,694
Net change in unrealized appreciation (depreciation)			375,195
Net gain (loss)			701,860

Increase (decrease) in net assets from operations			$723,302

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,442	$16,872
Net realized gain (loss)		7,971	(54,556)
Realized gain distributions		318,694	14,267
Net change in unrealized appreciation (depreciation)		375,195	(93,147)

Increase (decrease) in net assets from operations		723,302	(116,564)

Contract owner transactions:
Proceeds from units sold		1,059,284	437,073
Cost of units redeemed		(888,647)	(328,576)
Account charges		(162)	(152)
Increase (decrease)		170,475	108,345
Net increase (decrease)		893,777	(8,219)
Net assets, beginning		1,781,120	1,789,339
Net assets, ending		$2,674,897	$1,781,120

Units sold		828,698	425,572
Units redeemed		(706,724)	(316,532)
Net increase (decrease)		121,974	109,040
Units outstanding, beginning		1,629,656	1,520,616
Units outstanding, ending		1,751,630	1,629,656

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,761,315
Cost of units redeemed/account charges			(1,833,691)
Net investment income (loss)			55,940
Net realized gain (loss)			(10,469)
Realized gain distributions			489,200
Net change in unrealized appreciation (depreciation)			212,602
Net assets			$2,674,897

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	1,752	$2,675	1.25%	39.7%	12/31/2021	$1.54	0	$0	1.00%	40.1%	12/31/2021	$1.56	0	$0	0.75%	40.4%
12/31/2020	1.09	1,630	1,781	1.25%	-7.1%	12/31/2020	1.10	0	0	1.00%	-6.9%	12/31/2020	1.11	0	0	0.75%	-6.7%
12/31/2019	1.18	1,521	1,789	1.25%	24.2%	12/31/2019	1.18	0	0	1.00%	24.5%	12/31/2019	1.19	0	0	0.75%	24.8%
12/31/2018	0.95	555	526	1.25%	-6.6%	12/31/2018	0.95	0	0	1.00%	-6.3%	12/31/2018	0.95	0	0	0.75%	-6.1%
12/31/2017	1.01	0	0	1.25%	1.4%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	0.50%	40.8%	12/31/2021	$1.60	0	$0	0.25%	41.1%	12/31/2021	$1.62	0	$0	0.00%	41.5%
12/31/2020	1.12	0	0	0.50%	-6.4%	12/31/2020	1.13	0	0	0.25%	-6.2%	12/31/2020	1.14	0	0	0.00%	-5.9%
12/31/2019	1.20	0	0	0.50%	25.1%	12/31/2019	1.21	0	0	0.25%	25.4%	12/31/2019	1.21	0	0	0.00%	25.7%
12/31/2018	0.96	0	0	0.50%	-5.9%	12/31/2018	0.96	0	0	0.25%	-5.6%	12/31/2018	0.97	0	0	0.00%	-5.4%
12/31/2017	1.02	0	0	0.50%	1.8%	12/31/2017	1.02	0	0	0.25%	2.0%	12/31/2017	1.02	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	2.1%
2019	2.4%
2018	2.9%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Small Cap Value Fund R6 Class - 06-FYT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$432,816	$302,154	14,290
Receivables: investments sold	196
Payables: investments purchased	-
Net assets	$433,012

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$433,012	342,731	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$433,012	342,731

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,260
Mortality & expense charges			(6,396)
Net investment income (loss)			(4,136)

Gain (loss) on investments:
Net realized gain (loss)			132,627
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			35,208
Net gain (loss)			167,835

Increase (decrease) in net assets from operations			$163,699

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,136)	$(1,081)
Net realized gain (loss)		132,627	(29,594)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		35,208	112,472

Increase (decrease) in net assets from operations		163,699	81,797

Contract owner transactions:
Proceeds from units sold		114,391	293,047
Cost of units redeemed		(416,307)	(118,445)
Account charges		(5)	(29)
Increase (decrease)		(301,921)	174,573
Net increase (decrease)		(138,222)	256,370
Net assets, beginning		571,234	314,864
Net assets, ending		$433,012	$571,234

Units sold		98,027	434,538
Units redeemed		(360,583)	(145,571)
Net increase (decrease)		(262,556)	288,967
Units outstanding, beginning		605,287	316,320
Units outstanding, ending		342,731	605,287

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,083,498
Cost of units redeemed/account charges			(856,724)
Net investment income (loss)			(6,829)
Net realized gain (loss)			70,895
Realized gain distributions			11,510
Net change in unrealized appreciation (depreciation)			130,662
Net assets			$433,012

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	343	$433	1.25%	33.9%	12/31/2021	$1.28	0	$0	1.00%	34.2%	12/31/2021	$1.29	0	$0	0.75%	34.5%
12/31/2020	0.94	605	571	1.25%	-5.2%	12/31/2020	0.95	0	0	1.00%	-5.0%	12/31/2020	0.96	0	0	0.75%	-4.7%
12/31/2019	1.00	316	315	1.25%	16.1%	12/31/2019	1.00	0	0	1.00%	16.4%	12/31/2019	1.01	0	0	0.75%	16.6%
12/31/2018	0.86	468	402	1.25%	-21.5%	12/31/2018	0.86	0	0	1.00%	-21.3%	12/31/2018	0.86	0	0	0.75%	-21.1%
12/31/2017	1.09	0	0	1.25%	9.2%	12/31/2017	1.09	0	0	1.00%	9.3%	12/31/2017	1.09	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	0	$0	0.50%	34.9%	12/31/2021	$1.32	0	$0	0.25%	35.2%	12/31/2021	$1.34	0	$0	0.00%	35.6%
12/31/2020	0.97	0	0	0.50%	-4.5%	12/31/2020	0.98	0	0	0.25%	-4.2%	12/31/2020	0.99	0	0	0.00%	-4.0%
12/31/2019	1.01	0	0	0.50%	16.9%	12/31/2019	1.02	0	0	0.25%	17.2%	12/31/2019	1.03	0	0	0.00%	17.5%
12/31/2018	0.87	0	0	0.50%	-20.9%	12/31/2018	0.87	0	0	0.25%	-20.7%	12/31/2018	0.87	0	0	0.00%	-20.5%
12/31/2017	1.10	0	0	0.50%	9.6%	12/31/2017	1.10	0	0	0.25%	9.8%	12/31/2017	1.10	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.9%
2019	1.0%
2018	1.9%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Growth Opportunities Fund R6 Class - 06-3KX (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.74
Band 100	-	-	1.75
Band 75	-	-	1.77
Band 50	-	-	1.78
Band 25	-	-	1.80
Band 0	-	-	1.81
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	0	$0	1.25%	3.4%	12/31/2021	$1.75	0	$0	1.00%	3.6%	12/31/2021	$1.77	0	$0	0.75%	3.9%
12/31/2020	1.68	0	0	1.25%	44.6%	12/31/2020	1.69	0	0	1.00%	45.0%	12/31/2020	1.70	0	0	0.75%	45.3%
12/31/2019	1.16	0	0	1.25%	32.3%	12/31/2019	1.17	0	0	1.00%	32.6%	12/31/2019	1.17	0	0	0.75%	32.9%
12/31/2018	0.88	0	0	1.25%	-12.0%	12/31/2018	0.88	0	0	1.00%	-12.0%	12/31/2018	0.88	0	0	0.75%	-12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	0	$0	0.50%	4.2%	12/31/2021	$1.80	0	$0	0.25%	4.4%	12/31/2021	$1.81	0	$0	0.00%	4.7%
12/31/2020	1.71	0	0	0.50%	45.7%	12/31/2020	1.72	0	0	0.25%	46.1%	12/31/2020	1.73	0	0	0.00%	46.4%
12/31/2019	1.17	0	0	0.50%	33.3%	12/31/2019	1.18	0	0	0.25%	33.6%	12/31/2019	1.18	0	0	0.00%	33.9%
12/31/2018	0.88	0	0	0.50%	-11.9%	12/31/2018	0.88	0	0	0.25%	-11.9%	12/31/2018	0.88	0	0	0.00%	-11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Value Fund R6 Class - 06-3JK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$196,712	$187,614	3,514
Receivables: investments sold	140
Payables: investments purchased	-
Net assets	$196,852

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$196,852	142,816	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$196,852	142,816

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,229
Mortality & expense charges			(838)
Net investment income (loss)			391

Gain (loss) on investments:
Net realized gain (loss)			50
Realized gain distributions			8,521
Net change in unrealized appreciation (depreciation)			9,098
Net gain (loss)			17,669

Increase (decrease) in net assets from operations			$18,060

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$391	$-
Net realized gain (loss)		50	-
Realized gain distributions		8,521	-
Net change in unrealized appreciation (depreciation)		9,098	-

Increase (decrease) in net assets from operations		18,060	-

Contract owner transactions:
Proceeds from units sold		179,641	-
Cost of units redeemed		(849)	-
Account charges		-	-
Increase (decrease)		178,792	-
Net increase (decrease)		196,852	-
Net assets, beginning		-	-
Net assets, ending		$196,852	$-

Units sold		143,483	-
Units redeemed		(667)	-
Net increase (decrease)		142,816	-
Units outstanding, beginning		-	-
Units outstanding, ending		142,816	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$179,641
Cost of units redeemed/account charges			(849)
Net investment income (loss)			391
Net realized gain (loss)			50
Realized gain distributions			8,521
Net change in unrealized appreciation (depreciation)			9,098
Net assets			$196,852

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	143	$197	1.25%	35.4%	12/31/2021	$1.39	0	$0	1.00%	35.7%	12/31/2021	$1.40	0	$0	0.75%	36.0%
12/31/2020	1.02	0	0	1.25%	0.3%	12/31/2020	1.02	0	0	1.00%	0.5%	12/31/2020	1.03	0	0	0.75%	0.8%
12/31/2019	1.02	0	0	1.25%	25.6%	12/31/2019	1.02	0	0	1.00%	25.9%	12/31/2019	1.02	0	0	0.75%	26.2%
12/31/2018	0.81	0	0	1.25%	-19.2%	12/31/2018	0.81	0	0	1.00%	-19.1%	12/31/2018	0.81	0	0	0.75%	-19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	36.4%	12/31/2021	$1.42	0	$0	0.25%	36.7%	12/31/2021	$1.44	0	$0	0.00%	37.1%
12/31/2020	1.04	0	0	0.50%	1.0%	12/31/2020	1.04	0	0	0.25%	1.3%	12/31/2020	1.05	0	0	0.00%	1.5%
12/31/2019	1.03	0	0	0.50%	26.6%	12/31/2019	1.03	0	0	0.25%	26.9%	12/31/2019	1.03	0	0	0.00%	27.2%
12/31/2018	0.81	0	0	0.50%	-19.0%	12/31/2018	0.81	0	0	0.25%	-18.9%	12/31/2018	0.81	0	0	0.00%	-18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Value Fund A Class - 06-234

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$388,518	$375,358	6,679
Receivables: investments sold	-
Payables: investments purchased	(17,597)
Net assets	$370,921

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$370,921	135,551	$2.74
Band 100	-	-	2.84
Band 75	-	-	2.95
Band 50	-	-	3.07
Band 25	-	-	3.19
Band 0	-	-	3.31
Total	$370,921	135,551

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,419
Mortality & expense charges			(4,847)
Net investment income (loss)			(2,428)

Gain (loss) on investments:
Net realized gain (loss)			92,057
Realized gain distributions			17,010
Net change in unrealized appreciation (depreciation)			(14,296)
Net gain (loss)			94,771

Increase (decrease) in net assets from operations			$92,343

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,428)	$(225)
Net realized gain (loss)		92,057	122,714
Realized gain distributions		17,010	-
Net change in unrealized appreciation (depreciation)		(14,296)	(127,515)

Increase (decrease) in net assets from operations		92,343	(5,026)

Contract owner transactions:
Proceeds from units sold		419,719	65,737
Cost of units redeemed		(385,559)	(1,129,011)
Account charges		(496)	(4)
Increase (decrease)		33,664	(1,063,278)
Net increase (decrease)		126,007	(1,068,304)
Net assets, beginning		244,914	1,313,218
Net assets, ending		$370,921	$244,914

Units sold		168,625	36,659
Units redeemed		(153,710)	(562,357)
Net increase (decrease)		14,915	(525,698)
Units outstanding, beginning		120,636	646,334
Units outstanding, ending		135,551	120,636

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,954,719
Cost of units redeemed/account charges			(1,943,100)
Net investment income (loss)			(21,842)
Net realized gain (loss)			234,576
Realized gain distributions			133,408
Net change in unrealized appreciation (depreciation)			13,160
Net assets			$370,921

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.74	136	$371	1.25%	34.8%	12/31/2021	$2.84	0	$0	1.00%	35.1%	12/31/2021	$2.95	0	$0	0.75%	35.5%
12/31/2020	2.03	121	245	1.25%	-0.1%	12/31/2020	2.10	0	0	1.00%	0.2%	12/31/2020	2.18	0	0	0.75%	0.4%
12/31/2019	2.03	646	1,313	1.25%	25.1%	12/31/2019	2.10	0	0	1.00%	25.4%	12/31/2019	2.17	0	0	0.75%	25.7%
12/31/2018	1.62	553	898	1.25%	-14.0%	12/31/2018	1.67	0	0	1.00%	-13.8%	12/31/2018	1.73	0	0	0.75%	-13.6%
12/31/2017	1.89	466	881	1.25%	17.7%	12/31/2017	1.94	0	0	1.00%	18.0%	12/31/2017	2.00	0	0	0.75%	18.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.07	0	$0	0.50%	35.8%	12/31/2021	$3.19	0	$0	0.25%	36.1%	12/31/2021	$3.31	0	$0	0.00%	36.5%
12/31/2020	2.26	0	0	0.50%	0.7%	12/31/2020	2.34	0	0	0.25%	0.9%	12/31/2020	2.42	0	0	0.00%	1.2%
12/31/2019	2.24	0	0	0.50%	26.1%	12/31/2019	2.32	0	0	0.25%	26.4%	12/31/2019	2.40	0	0	0.00%	26.7%
12/31/2018	1.78	0	0	0.50%	-13.4%	12/31/2018	1.83	0	0	0.25%	-13.1%	12/31/2018	1.89	0	0	0.00%	-12.9%
12/31/2017	2.05	0	0	0.50%	18.6%	12/31/2017	2.11	0	0	0.25%	18.9%	12/31/2017	2.17	0	0	0.00%	19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.3%
2019	1.1%
2018	0.3%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Real Estate Securities Fund A Class - 06-324

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$305,453	$299,829	13,547
Receivables: investments sold	-
Payables: investments purchased	(2,530)
Net assets	$302,923

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$298,082	85,466	$3.49
Band 100	4,841	1,347	3.59
Band 75	-	-	3.70
Band 50	-	-	3.82
Band 25	-	-	3.93
Band 0	-	-	4.05
Total	$302,923	86,813

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,766
Mortality & expense charges			(2,458)
Net investment income (loss)			1,308

Gain (loss) on investments:
Net realized gain (loss)			(1,986)
Realized gain distributions			35,895
Net change in unrealized appreciation (depreciation)			19,001
Net gain (loss)			52,910

Increase (decrease) in net assets from operations			$54,218

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,308	$1,465
Net realized gain (loss)		(1,986)	(115,868)
Realized gain distributions		35,895	1,490
Net change in unrealized appreciation (depreciation)		19,001	7,054

Increase (decrease) in net assets from operations		54,218	(105,859)

Contract owner transactions:
Proceeds from units sold		253,161	48,155
Cost of units redeemed		(178,861)	(374,050)
Account charges		(410)	(263)
Increase (decrease)		73,890	(326,158)
Net increase (decrease)		128,108	(432,017)
Net assets, beginning		174,815	606,832
Net assets, ending		$302,923	$174,815

Units sold		83,936	20,073
Units redeemed		(66,908)	(174,275)
Net increase (decrease)		17,028	(154,202)
Units outstanding, beginning		69,785	223,987
Units outstanding, ending		86,813	69,785

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,202,581
Cost of units redeemed/account charges			(5,468,004)
Net investment income (loss)			98,359
Net realized gain (loss)			(27,848)
Realized gain distributions			492,211
Net change in unrealized appreciation (depreciation)			5,624
Net assets			$302,923

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.49	85	$298	1.25%	39.2%	12/31/2021	$3.59	1	$5	1.00%	39.6%	12/31/2021	$3.70	0	$0	0.75%	39.9%
12/31/2020	2.51	70	175	1.25%	-7.5%	12/31/2020	2.58	0	0	1.00%	-7.3%	12/31/2020	2.65	0	0	0.75%	-7.1%
12/31/2019	2.71	224	607	1.25%	23.7%	12/31/2019	2.78	0	0	1.00%	24.0%	12/31/2019	2.85	0	0	0.75%	24.3%
12/31/2018	2.19	275	602	1.25%	-7.0%	12/31/2018	2.24	0	0	1.00%	-6.7%	12/31/2018	2.29	0	0	0.75%	-6.5%
12/31/2017	2.35	416	978	1.25%	4.0%	12/31/2017	2.40	0	0	1.00%	4.3%	12/31/2017	2.45	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.82	0	$0	0.50%	40.3%	12/31/2021	$3.93	0	$0	0.25%	40.6%	12/31/2021	$4.05	0	$0	0.00%	41.0%
12/31/2020	2.72	0	0	0.50%	-6.8%	12/31/2020	2.80	0	0	0.25%	-6.6%	12/31/2020	2.88	0	0	0.00%	-6.4%
12/31/2019	2.92	0	0	0.50%	24.6%	12/31/2019	3.00	0	0	0.25%	24.9%	12/31/2019	3.07	0	0	0.00%	25.2%
12/31/2018	2.34	0	0	0.50%	-6.2%	12/31/2018	2.40	0	0	0.25%	-6.0%	12/31/2018	2.45	0	0	0.00%	-5.8%
12/31/2017	2.50	0	0	0.50%	4.8%	12/31/2017	2.55	0	0	0.25%	5.1%	12/31/2017	2.60	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.4%
2019	2.8%
2018	2.0%
2017	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Dividend Value Fund A Class - 06-892 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.67
Band 100	-	-	1.70
Band 75	-	-	1.73
Band 50	-	-	1.76
Band 25	-	-	1.80
Band 0	-	-	1.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.67	0	$0	1.25%	24.0%	12/31/2021	$1.70	0	$0	1.00%	24.3%	12/31/2021	$1.73	0	$0	0.75%	24.6%
12/31/2020	1.35	0	0	1.25%	-5.7%	12/31/2020	1.37	0	0	1.00%	-5.5%	12/31/2020	1.39	0	0	0.75%	-5.2%
12/31/2019	1.43	0	0	1.25%	24.6%	12/31/2019	1.45	0	0	1.00%	24.9%	12/31/2019	1.47	0	0	0.75%	25.2%
12/31/2018	1.15	0	0	1.25%	-10.5%	12/31/2018	1.16	0	0	1.00%	-10.3%	12/31/2018	1.17	0	0	0.75%	-10.0%
12/31/2017	1.28	0	0	1.25%	15.6%	12/31/2017	1.29	0	0	1.00%	15.9%	12/31/2017	1.30	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	0	$0	0.50%	24.9%	12/31/2021	$1.80	0	$0	0.25%	25.3%	12/31/2021	$1.83	0	$0	0.00%	25.6%
12/31/2020	1.41	0	0	0.50%	-5.0%	12/31/2020	1.43	0	0	0.25%	-4.7%	12/31/2020	1.46	0	0	0.00%	-4.5%
12/31/2019	1.49	0	0	0.50%	25.5%	12/31/2019	1.51	0	0	0.25%	25.8%	12/31/2019	1.52	0	0	0.00%	26.1%
12/31/2018	1.18	0	0	0.50%	-9.8%	12/31/2018	1.20	0	0	0.25%	-9.6%	12/31/2018	1.21	0	0	0.00%	-9.4%
12/31/2017	1.31	0	0	0.50%	16.5%	12/31/2017	1.32	0	0	0.25%	16.8%	12/31/2017	1.33	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Small Cap Value Fund A Class - 06-242

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$521,270	$499,605	17,936
Receivables: investments sold	-
Payables: investments purchased	(205)
Net assets	$521,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$354,884	147,476	$2.41
Band 100	-	-	2.50
Band 75	-	-	2.60
Band 50	166,181	61,622	2.70
Band 25	-	-	2.80
Band 0	-	-	2.91
Total	$521,065	209,098

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,713
Mortality & expense charges			(3,424)
Net investment income (loss)			(711)

Gain (loss) on investments:
Net realized gain (loss)			8,228
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23,410
Net gain (loss)			31,638

Increase (decrease) in net assets from operations			$30,927

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(711)	$(694)
Net realized gain (loss)		8,228	(20,970)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		23,410	7,421

Increase (decrease) in net assets from operations		30,927	(14,243)

Contract owner transactions:
Proceeds from units sold		617,738	20,175
Cost of units redeemed		(210,150)	(35,304)
Account charges		(102)	(134)
Increase (decrease)		407,486	(15,263)
Net increase (decrease)		438,413	(29,506)
Net assets, beginning		82,652	112,158
Net assets, ending		$521,065	$82,652

Units sold		272,456	14,191
Units redeemed		(109,153)	(27,042)
Net increase (decrease)		163,303	(12,851)
Units outstanding, beginning		45,795	58,646
Units outstanding, ending		209,098	45,795

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,259,215
Cost of units redeemed/account charges			(815,670)
Net investment income (loss)			(10,475)
Net realized gain (loss)			55,527
Realized gain distributions			10,803
Net change in unrealized appreciation (depreciation)			21,665
Net assets			$521,065

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.41	147	$355	1.25%	33.3%	12/31/2021	$2.50	0	$0	1.00%	33.7%	12/31/2021	$2.60	0	$0	0.75%	34.0%
12/31/2020	1.80	46	83	1.25%	-5.6%	12/31/2020	1.87	0	0	1.00%	-5.4%	12/31/2020	1.94	0	0	0.75%	-5.2%
12/31/2019	1.91	59	112	1.25%	15.5%	12/31/2019	1.98	0	0	1.00%	15.8%	12/31/2019	2.04	0	0	0.75%	16.1%
12/31/2018	1.66	99	164	1.25%	-21.8%	12/31/2018	1.71	0	0	1.00%	-21.6%	12/31/2018	1.76	0	0	0.75%	-21.4%
12/31/2017	2.12	154	325	1.25%	4.8%	12/31/2017	2.18	0	0	1.00%	5.0%	12/31/2017	2.24	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.70	62	$166	0.50%	34.3%	12/31/2021	$2.80	0	$0	0.25%	34.7%	12/31/2021	$2.91	0	$0	0.00%	35.0%
12/31/2020	2.01	0	0	0.50%	-4.9%	12/31/2020	2.08	0	0	0.25%	-4.7%	12/31/2020	2.16	0	0	0.00%	-4.4%
12/31/2019	2.11	0	0	0.50%	16.4%	12/31/2019	2.18	0	0	0.25%	16.7%	12/31/2019	2.26	0	0	0.00%	17.0%
12/31/2018	1.81	0	0	0.50%	-21.2%	12/31/2018	1.87	0	0	0.25%	-21.0%	12/31/2018	1.93	0	0	0.00%	-20.8%
12/31/2017	2.30	0	0	0.50%	5.6%	12/31/2017	2.37	0	0	0.25%	5.8%	12/31/2017	2.43	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.3%
2019	0.7%
2018	0.4%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen International Growth Fund A Class - 06-CNM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,500	$41,951	715
Receivables: investments sold	36
Payables: investments purchased	-
Net assets	$38,536

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,536	26,069	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$38,536	26,069

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$247
Mortality & expense charges			(277)
Net investment income (loss)			(30)

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			875
Net change in unrealized appreciation (depreciation)			(3,451)
Net gain (loss)			(2,580)

Increase (decrease) in net assets from operations			$(2,610)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(30)	$-
Net realized gain (loss)		(4)	-
Realized gain distributions		875	-
Net change in unrealized appreciation (depreciation)		(3,451)	-

Increase (decrease) in net assets from operations		(2,610)	-

Contract owner transactions:
Proceeds from units sold		41,146	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		41,146	-
Net increase (decrease)		38,536	-
Net assets, beginning		-	-
Net assets, ending		$38,536	$-

Units sold		26,069	-
Units redeemed		-	-
Net increase (decrease)		26,069	-
Units outstanding, beginning		-	-
Units outstanding, ending		26,069	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$72,975
Cost of units redeemed/account charges			(31,502)
Net investment income (loss)			(222)
Net realized gain (loss)			(637)
Realized gain distributions			1,373
Net change in unrealized appreciation (depreciation)			(3,451)
Net assets			$38,536

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	26	$39	1.25%	-3.4%	12/31/2021	$1.50	0	$0	1.00%	-3.1%	12/31/2021	$1.52	0	$0	0.75%	-2.9%
12/31/2020	1.53	0	0	1.25%	17.8%	12/31/2020	1.55	0	0	1.00%	18.1%	12/31/2020	1.57	0	0	0.75%	18.4%
12/31/2019	1.30	0	0	1.25%	28.2%	12/31/2019	1.31	0	0	1.00%	28.5%	12/31/2019	1.32	0	0	0.75%	28.8%
12/31/2018	1.01	14	14	1.25%	-21.2%	12/31/2018	1.02	0	0	1.00%	-21.0%	12/31/2018	1.03	0	0	0.75%	-20.8%
12/31/2017	1.29	12	15	1.25%	35.8%	12/31/2017	1.29	0	0	1.00%	36.2%	12/31/2017	1.30	0	0	0.75%	36.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	-2.6%	12/31/2021	$1.56	0	$0	0.25%	-2.4%	12/31/2021	$1.59	0	$0	0.00%	-2.1%
12/31/2020	1.58	0	0	0.50%	18.7%	12/31/2020	1.60	0	0	0.25%	19.0%	12/31/2020	1.62	0	0	0.00%	19.3%
12/31/2019	1.33	0	0	0.50%	29.2%	12/31/2019	1.35	0	0	0.25%	29.5%	12/31/2019	1.36	0	0	0.00%	29.8%
12/31/2018	1.03	0	0	0.50%	-20.6%	12/31/2018	1.04	0	0	0.25%	-20.4%	12/31/2018	1.05	0	0	0.00%	-20.2%
12/31/2017	1.30	0	0	0.50%	36.8%	12/31/2017	1.31	0	0	0.25%	37.2%	12/31/2017	1.31	0	0	0.00%	37.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	0.0%
2019	0.0%
2018	1.2%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen International Growth Fund R6 Class - 06-CYY (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.58
Band 100	-	-	1.61
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	1.25%	-3.0%	12/31/2021	$1.61	0	$0	1.00%	-2.8%	12/31/2021	$1.63	0	$0	0.75%	-2.6%
12/31/2020	1.63	0	0	1.25%	18.2%	12/31/2020	1.65	0	0	1.00%	18.5%	12/31/2020	1.67	0	0	0.75%	18.8%
12/31/2019	1.38	0	0	1.25%	27.5%	12/31/2019	1.39	0	0	1.00%	27.9%	12/31/2019	1.40	0	0	0.75%	28.2%
12/31/2018	1.08	0	0	1.25%	-20.9%	12/31/2018	1.09	0	0	1.00%	-20.7%	12/31/2018	1.10	0	0	0.75%	-20.5%
12/31/2017	1.37	0	0	1.25%	36.3%	12/31/2017	1.38	0	0	1.00%	36.6%	12/31/2017	1.38	0	0	0.75%	37.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	0	$0	0.50%	-2.3%	12/31/2021	$1.67	0	$0	0.25%	-2.1%	12/31/2021	$1.69	0	$0	0.00%	-1.8%
12/31/2020	1.69	0	0	0.50%	19.1%	12/31/2020	1.70	0	0	0.25%	19.4%	12/31/2020	1.72	0	0	0.00%	19.7%
12/31/2019	1.42	0	0	0.50%	28.5%	12/31/2019	1.43	0	0	0.25%	28.8%	12/31/2019	1.44	0	0	0.00%	29.1%
12/31/2018	1.10	0	0	0.50%	-20.3%	12/31/2018	1.11	0	0	0.25%	-20.1%	12/31/2018	1.11	0	0	0.00%	-19.9%
12/31/2017	1.38	0	0	0.50%	37.3%	12/31/2017	1.39	0	0	0.25%	37.7%	12/31/2017	1.39	0	0	0.00%	38.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Oakmark Equity and Income Fund I Class - 06-725 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.31
Band 100	-	-	2.39
Band 75	-	-	2.47
Band 50	-	-	2.56
Band 25	-	-	2.64
Band 0	-	-	2.74
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.31	0	$0	1.25%	20.0%	12/31/2021	$2.39	0	$0	1.00%	20.3%	12/31/2021	$2.47	0	$0	0.75%	20.6%
12/31/2020	1.92	0	0	1.25%	7.3%	12/31/2020	1.98	0	0	1.00%	7.6%	12/31/2020	2.05	0	0	0.75%	7.9%
12/31/2019	1.79	0	0	1.25%	17.8%	12/31/2019	1.84	0	0	1.00%	18.1%	12/31/2019	1.90	0	0	0.75%	18.4%
12/31/2018	1.52	0	0	1.25%	-9.5%	12/31/2018	1.56	0	0	1.00%	-9.2%	12/31/2018	1.60	0	0	0.75%	-9.0%
12/31/2017	1.68	0	0	1.25%	13.0%	12/31/2017	1.72	0	0	1.00%	13.3%	12/31/2017	1.76	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.56	0	$0	0.50%	20.9%	12/31/2021	$2.64	0	$0	0.25%	21.2%	12/31/2021	$2.74	0	$0	0.00%	21.6%
12/31/2020	2.11	0	0	0.50%	8.1%	12/31/2020	2.18	0	0	0.25%	8.4%	12/31/2020	2.25	0	0	0.00%	8.7%
12/31/2019	1.95	0	0	0.50%	18.7%	12/31/2019	2.01	0	0	0.25%	19.0%	12/31/2019	2.07	0	0	0.00%	19.3%
12/31/2018	1.65	0	0	0.50%	-8.8%	12/31/2018	1.69	0	0	0.25%	-8.6%	12/31/2018	1.74	0	0	0.00%	-8.3%
12/31/2017	1.80	0	0	0.50%	13.9%	12/31/2017	1.85	0	0	0.25%	14.2%	12/31/2017	1.89	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Oakmark Equity and Income Fund Institutional Class - 06-3XM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(366)
Net realized gain (loss)		-	(28,078)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	4,561

Increase (decrease) in net assets from operations		-	(23,883)

Contract owner transactions:
Proceeds from units sold		-	1,025
Cost of units redeemed		-	(130,653)
Account charges		-	-
Increase (decrease)		-	(129,628)
Net increase (decrease)		-	(153,511)
Net assets, beginning		-	153,511
Net assets, ending		$-	$-

Units sold		-	957
Units redeemed		-	(140,284)
Net increase (decrease)		-	(139,327)
Units outstanding, beginning		-	139,327
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$300,673
Cost of units redeemed/account charges			(284,401)
Net investment income (loss)			1,455
Net realized gain (loss)			(28,072)
Realized gain distributions			10,345
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	1.25%	20.3%	12/31/2021	$1.44	0	$0	1.00%	20.6%	12/31/2021	$1.44	0	$0	0.75%	20.9%
12/31/2020	1.19	0	0	1.25%	7.6%	12/31/2020	1.19	0	0	1.00%	7.8%	12/31/2020	1.19	0	0	0.75%	8.1%
12/31/2019	1.10	139	154	1.25%	10.2%	12/31/2019	1.10	0	0	1.00%	10.3%	12/31/2019	1.11	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	0.50%	21.2%	12/31/2021	$1.46	0	$0	0.25%	21.5%	12/31/2021	$1.47	0	$0	0.00%	21.8%
12/31/2020	1.20	0	0	0.50%	8.4%	12/31/2020	1.20	0	0	0.25%	8.6%	12/31/2020	1.21	0	0	0.00%	8.9%
12/31/2019	1.11	0	0	0.50%	10.7%	12/31/2019	1.11	0	0	0.25%	10.8%	12/31/2019	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Y Class - 06-752

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,329,704	$931,091	10,631
Receivables: investments sold	2,440
Payables: investments purchased	-
Net assets	$1,332,144

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,332,144	435,625	$3.06
Band 100	-	-	3.13
Band 75	-	-	3.20
Band 50	-	-	3.27
Band 25	-	-	3.35
Band 0	-	-	3.43
Total	$1,332,144	435,625

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(17,328)
Net investment income (loss)			(17,328)

Gain (loss) on investments:
Net realized gain (loss)			105,768
Realized gain distributions			89,730
Net change in unrealized appreciation (depreciation)			6,996
Net gain (loss)			202,494

Increase (decrease) in net assets from operations			$185,166

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,328)	$(18,024)
Net realized gain (loss)		105,768	123,225
Realized gain distributions		89,730	78,017
Net change in unrealized appreciation (depreciation)		6,996	116,397

Increase (decrease) in net assets from operations		185,166	299,615

Contract owner transactions:
Proceeds from units sold		63,574	147,184
Cost of units redeemed		(358,484)	(811,453)
Account charges		(350)	(794)
Increase (decrease)		(295,260)	(665,063)
Net increase (decrease)		(110,094)	(365,448)
Net assets, beginning		1,442,238	1,807,686
Net assets, ending		$1,332,144	$1,442,238

Units sold		22,213	70,282
Units redeemed		(125,158)	(384,398)
Net increase (decrease)		(102,945)	(314,116)
Units outstanding, beginning		538,570	852,686
Units outstanding, ending		435,625	538,570

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,510,533
Cost of units redeemed/account charges			(3,366,372)
Net investment income (loss)			(65,162)
Net realized gain (loss)			398,342
Realized gain distributions			456,190
Net change in unrealized appreciation (depreciation)			398,613
Net assets			$1,332,144

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.06	436	$1,332	1.25%	14.2%	12/31/2021	$3.13	0	$0	1.00%	14.5%	12/31/2021	$3.20	0	$0	0.75%	14.8%
12/31/2020	2.68	539	1,442	1.25%	26.3%	12/31/2020	2.73	0	0	1.00%	26.6%	12/31/2020	2.79	0	0	0.75%	26.9%
12/31/2019	2.12	853	1,808	1.25%	30.2%	12/31/2019	2.16	0	0	1.00%	30.6%	12/31/2019	2.20	0	0	0.75%	30.9%
12/31/2018	1.63	732	1,192	1.25%	-14.4%	12/31/2018	1.65	0	0	1.00%	-14.2%	12/31/2018	1.68	0	0	0.75%	-14.0%
12/31/2017	1.90	835	1,588	1.25%	34.9%	12/31/2017	1.93	0	0	1.00%	35.2%	12/31/2017	1.95	0	0	0.75%	35.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.27	0	$0	0.50%	15.1%	12/31/2021	$3.35	0	$0	0.25%	15.3%	12/31/2021	$3.43	0	$0	0.00%	15.6%
12/31/2020	2.85	0	0	0.50%	27.3%	12/31/2020	2.90	0	0	0.25%	27.6%	12/31/2020	2.96	0	0	0.00%	27.9%
12/31/2019	2.24	0	0	0.50%	31.2%	12/31/2019	2.28	0	0	0.25%	31.5%	12/31/2019	2.32	0	0	0.00%	31.9%
12/31/2018	1.70	0	0	0.50%	-13.8%	12/31/2018	1.73	0	0	0.25%	-13.6%	12/31/2018	1.76	0	0	0.00%	-13.4%
12/31/2017	1.98	0	0	0.50%	35.9%	12/31/2017	2.00	0	0	0.25%	36.2%	12/31/2017	2.03	0	0	0.00%	36.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.6%
2018	0.7%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Ops A Class - 06-556

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,626,396	$1,354,668	21,943
Receivables: investments sold	1,406
Payables: investments purchased	-
Net assets	$1,627,802

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,627,802	472,785	$3.44
Band 100	-	-	3.54
Band 75	-	-	3.64
Band 50	-	-	3.74
Band 25	-	-	3.85
Band 0	-	-	3.96
Total	$1,627,802	472,785

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(22,469)
Net investment income (loss)			(22,469)

Gain (loss) on investments:
Net realized gain (loss)			104,333
Realized gain distributions			82,619
Net change in unrealized appreciation (depreciation)			(179,029)
Net gain (loss)			7,923

Increase (decrease) in net assets from operations			$(14,546)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(22,469)	$(16,352)
Net realized gain (loss)		104,333	7,928
Realized gain distributions		82,619	142,132
Net change in unrealized appreciation (depreciation)		(179,029)	337,258

Increase (decrease) in net assets from operations		(14,546)	470,966

Contract owner transactions:
Proceeds from units sold		316,867	159,107
Cost of units redeemed		(410,523)	(175,110)
Account charges		(25)	(604)
Increase (decrease)		(93,681)	(16,607)
Net increase (decrease)		(108,227)	454,359
Net assets, beginning		1,736,029	1,281,670
Net assets, ending		$1,627,802	$1,736,029

Units sold		89,390	62,691
Units redeemed		(115,178)	(71,534)
Net increase (decrease)		(25,788)	(8,843)
Units outstanding, beginning		498,573	507,416
Units outstanding, ending		472,785	498,573

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,439,310
Cost of units redeemed/account charges			(4,221,964)
Net investment income (loss)			(119,884)
Net realized gain (loss)			755,953
Realized gain distributions			502,659
Net change in unrealized appreciation (depreciation)			271,728
Net assets			$1,627,802

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.44	473	$1,628	1.25%	-1.1%	12/31/2021	$3.54	0	$0	1.00%	-0.9%	12/31/2021	$3.64	0	$0	0.75%	-0.6%
12/31/2020	3.48	499	1,736	1.25%	37.9%	12/31/2020	3.57	0	0	1.00%	38.2%	12/31/2020	3.66	0	0	0.75%	38.5%
12/31/2019	2.53	507	1,282	1.25%	26.2%	12/31/2019	2.58	0	0	1.00%	26.5%	12/31/2019	2.64	0	0	0.75%	26.8%
12/31/2018	2.00	491	983	1.25%	-19.1%	12/31/2018	2.04	0	0	1.00%	-18.9%	12/31/2018	2.09	0	0	0.75%	-18.7%
12/31/2017	2.47	609	1,506	1.25%	50.6%	12/31/2017	2.52	0	0	1.00%	51.0%	12/31/2017	2.56	0	0	0.75%	51.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.74	0	$0	0.50%	-0.4%	12/31/2021	$3.85	0	$0	0.25%	-0.1%	12/31/2021	$3.96	0	$0	0.00%	0.1%
12/31/2020	3.76	0	0	0.50%	38.9%	12/31/2020	3.85	0	0	0.25%	39.2%	12/31/2020	3.95	0	0	0.00%	39.6%
12/31/2019	2.71	0	0	0.50%	27.1%	12/31/2019	2.77	0	0	0.25%	27.5%	12/31/2019	2.83	0	0	0.00%	27.8%
12/31/2018	2.13	0	0	0.50%	-18.5%	12/31/2018	2.17	0	0	0.25%	-18.3%	12/31/2018	2.22	0	0	0.00%	-18.1%
12/31/2017	2.61	0	0	0.50%	51.8%	12/31/2017	2.66	0	0	0.25%	52.1%	12/31/2017	2.71	0	0	0.00%	52.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Ops Y Class - 06-843

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,718,593	$3,025,179	35,830
Receivables: investments sold	11,683
Payables: investments purchased	-
Net assets	$2,730,276

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,730,276	713,498	$3.83
Band 100	-	-	3.91
Band 75	-	-	4.01
Band 50	-	-	4.10
Band 25	-	-	4.19
Band 0	-	-	4.29
Total	$2,730,276	713,498

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(31,342)
Net investment income (loss)			(31,342)

Gain (loss) on investments:
Net realized gain (loss)			55,824
Realized gain distributions			135,585
Net change in unrealized appreciation (depreciation)			(379,480)
Net gain (loss)			(188,071)

Increase (decrease) in net assets from operations			$(219,413)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(31,342)	$(2,835)
Net realized gain (loss)		55,824	2,433
Realized gain distributions		135,585	24,868
Net change in unrealized appreciation (depreciation)		(379,480)	63,866

Increase (decrease) in net assets from operations		(219,413)	88,332

Contract owner transactions:
Proceeds from units sold		3,152,707	57,353
Cost of units redeemed		(508,299)	(36,575)
Account charges		(1,454)	(48)
Increase (decrease)		2,642,954	20,730
Net increase (decrease)		2,423,541	109,062
Net assets, beginning		306,735	197,673
Net assets, ending		$2,730,276	$306,735

Units sold		772,868	20,659
Units redeemed		(138,827)	(11,942)
Net increase (decrease)		634,041	8,717
Units outstanding, beginning		79,457	70,740
Units outstanding, ending		713,498	79,457

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,607,094
Cost of units redeemed/account charges			(1,872,326)
Net investment income (loss)			(51,521)
Net realized gain (loss)			117,359
Realized gain distributions			236,256
Net change in unrealized appreciation (depreciation)			(306,586)
Net assets			$2,730,276

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.83	713	$2,730	1.25%	-0.9%	12/31/2021	$3.91	0	$0	1.00%	-0.6%	12/31/2021	$4.01	0	$0	0.75%	-0.4%
12/31/2020	3.86	79	307	1.25%	38.1%	12/31/2020	3.94	0	0	1.00%	38.5%	12/31/2020	4.02	0	0	0.75%	38.8%
12/31/2019	2.79	71	198	1.25%	26.5%	12/31/2019	2.84	0	0	1.00%	26.8%	12/31/2019	2.90	0	0	0.75%	27.2%
12/31/2018	2.21	204	451	1.25%	-18.9%	12/31/2018	2.24	0	0	1.00%	-18.7%	12/31/2018	2.28	0	0	0.75%	-18.5%
12/31/2017	2.72	145	394	1.25%	51.0%	12/31/2017	2.76	0	0	1.00%	51.4%	12/31/2017	2.80	0	0	0.75%	51.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.10	0	$0	0.50%	-0.1%	12/31/2021	$4.19	0	$0	0.25%	0.1%	12/31/2021	$4.29	0	$0	0.00%	0.4%
12/31/2020	4.10	0	0	0.50%	39.2%	12/31/2020	4.19	0	0	0.25%	39.5%	12/31/2020	4.27	0	0	0.00%	39.9%
12/31/2019	2.95	0	0	0.50%	27.5%	12/31/2019	3.00	0	0	0.25%	27.8%	12/31/2019	3.05	0	0	0.00%	28.1%
12/31/2018	2.31	0	0	0.50%	-18.3%	12/31/2018	2.35	0	0	0.25%	-18.1%	12/31/2018	2.38	0	0	0.00%	-17.9%
12/31/2017	2.83	0	0	0.50%	52.2%	12/31/2017	2.87	0	0	0.25%	52.6%	12/31/2017	2.90	0	0	0.00%	52.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Strat Inc A Class - 06-288

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$388,979	$414,745	110,401
Receivables: investments sold	6,257
Payables: investments purchased	-
Net assets	$395,236

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$395,236	282,590	$1.40
Band 100	-	-	1.45
Band 75	-	-	1.50
Band 50	-	-	1.56
Band 25	-	-	1.62
Band 0	-	-	1.68
Total	$395,236	282,590

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,469
Mortality & expense charges			(4,914)
Net investment income (loss)			5,555

Gain (loss) on investments:
Net realized gain (loss)			(2,271)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(21,183)
Net gain (loss)			(23,454)

Increase (decrease) in net assets from operations			$(17,899)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,555	$6,754
Net realized gain (loss)		(2,271)	(38,203)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(21,183)	8,477

Increase (decrease) in net assets from operations		(17,899)	(22,972)

Contract owner transactions:
Proceeds from units sold		96,933	50,188
Cost of units redeemed		(43,361)	(201,385)
Account charges		(360)	(120)
Increase (decrease)		53,212	(151,317)
Net increase (decrease)		35,313	(174,289)
Net assets, beginning		359,923	534,212
Net assets, ending		$395,236	$359,923

Units sold		102,770	37,194
Units redeemed		(66,055)	(164,601)
Net increase (decrease)		36,715	(127,407)
Units outstanding, beginning		245,875	373,282
Units outstanding, ending		282,590	245,875

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,430,705
Cost of units redeemed/account charges			(7,263,227)
Net investment income (loss)			332,108
Net realized gain (loss)			(78,584)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(25,766)
Net assets			$395,236

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	283	$395	1.25%	-4.5%	12/31/2021	$1.45	0	$0	1.00%	-4.2%	12/31/2021	$1.50	0	$0	0.75%	-4.0%
12/31/2020	1.46	246	360	1.25%	2.3%	12/31/2020	1.51	0	0	1.00%	2.5%	12/31/2020	1.57	0	0	0.75%	2.8%
12/31/2019	1.43	373	534	1.25%	9.2%	12/31/2019	1.48	0	0	1.00%	9.5%	12/31/2019	1.52	0	0	0.75%	9.8%
12/31/2018	1.31	339	444	1.25%	-5.9%	12/31/2018	1.35	0	0	1.00%	-5.7%	12/31/2018	1.39	0	0	0.75%	-5.4%
12/31/2017	1.39	696	968	1.25%	4.9%	12/31/2017	1.43	0	0	1.00%	5.2%	12/31/2017	1.47	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	0	$0	0.50%	-3.7%	12/31/2021	$1.62	0	$0	0.25%	-3.5%	12/31/2021	$1.68	0	$0	0.00%	-3.3%
12/31/2020	1.62	0	0	0.50%	3.1%	12/31/2020	1.68	0	0	0.25%	3.3%	12/31/2020	1.74	0	0	0.00%	3.6%
12/31/2019	1.57	0	0	0.50%	10.1%	12/31/2019	1.62	0	0	0.25%	10.3%	12/31/2019	1.68	0	0	0.00%	10.6%
12/31/2018	1.43	0	0	0.50%	-5.2%	12/31/2018	1.47	0	0	0.25%	-4.9%	12/31/2018	1.51	0	0	0.00%	-4.7%
12/31/2017	1.51	0	0	0.50%	5.7%	12/31/2017	1.55	0	0	0.25%	6.0%	12/31/2017	1.59	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.8%
2020	2.6%
2019	4.6%
2018	5.3%
2017	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Strat Inc Y Class - 06-751

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$375,885	$400,996	105,403
Receivables: investments sold	406
Payables: investments purchased	-
Net assets	$376,291

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$376,291	339,952	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.16
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.24
Total	$376,291	339,952

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,738
Mortality & expense charges			(4,628)
Net investment income (loss)			6,110

Gain (loss) on investments:
Net realized gain (loss)			(35)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(22,660)
Net gain (loss)			(22,695)

Increase (decrease) in net assets from operations			$(16,585)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,110	$6,860
Net realized gain (loss)		(35)	(19,120)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(22,660)	7,979

Increase (decrease) in net assets from operations		(16,585)	(4,281)

Contract owner transactions:
Proceeds from units sold		50,540	73,583
Cost of units redeemed		(19,671)	(108,359)
Account charges		(11)	(3)
Increase (decrease)		30,858	(34,779)
Net increase (decrease)		14,273	(39,060)
Net assets, beginning		362,018	401,078
Net assets, ending		$376,291	$362,018

Units sold		45,795	76,330
Units redeemed		(18,209)	(118,794)
Net increase (decrease)		27,586	(42,464)
Units outstanding, beginning		312,366	354,830
Units outstanding, ending		339,952	312,366

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$798,359
Cost of units redeemed/account charges			(434,070)
Net investment income (loss)			64,764
Net realized gain (loss)			(27,651)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(25,111)
Net assets			$376,291

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	340	$376	1.25%	-4.5%	12/31/2021	$1.13	0	$0	1.00%	-4.3%	12/31/2021	$1.16	0	$0	0.75%	-4.0%
12/31/2020	1.16	312	362	1.25%	2.5%	12/31/2020	1.18	0	0	1.00%	2.8%	12/31/2020	1.21	0	0	0.75%	3.0%
12/31/2019	1.13	355	401	1.25%	9.5%	12/31/2019	1.15	0	0	1.00%	9.8%	12/31/2019	1.17	0	0	0.75%	10.1%
12/31/2018	1.03	323	334	1.25%	-5.7%	12/31/2018	1.05	0	0	1.00%	-5.4%	12/31/2018	1.06	0	0	0.75%	-5.2%
12/31/2017	1.09	293	320	1.25%	5.2%	12/31/2017	1.11	0	0	1.00%	5.4%	12/31/2017	1.12	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	0	$0	0.50%	-3.8%	12/31/2021	$1.21	0	$0	0.25%	-3.5%	12/31/2021	$1.24	0	$0	0.00%	-3.3%
12/31/2020	1.23	0	0	0.50%	3.3%	12/31/2020	1.26	0	0	0.25%	3.6%	12/31/2020	1.28	0	0	0.00%	3.8%
12/31/2019	1.19	0	0	0.50%	10.3%	12/31/2019	1.21	0	0	0.25%	10.6%	12/31/2019	1.24	0	0	0.00%	10.9%
12/31/2018	1.08	0	0	0.50%	-5.0%	12/31/2018	1.10	0	0	0.25%	-4.7%	12/31/2018	1.11	0	0	0.00%	-4.5%
12/31/2017	1.14	0	0	0.50%	5.9%	12/31/2017	1.15	0	0	0.25%	6.2%	12/31/2017	1.17	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.9%
2020	3.0%
2019	4.9%
2018	5.2%
2017	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Gold & Spcl Min A Class - 06-463

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$777,841	$820,007	29,704
Receivables: investments sold	1,002
Payables: investments purchased	-
Net assets	$778,843

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$645,490	691,657	$0.93
Band 100	133,353	138,644	0.96
Band 75	-	-	0.99
Band 50	-	-	1.02
Band 25	-	-	1.05
Band 0	-	-	1.08
Total	$778,843	830,301

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$25,555
Mortality & expense charges			(9,633)
Net investment income (loss)			15,922

Gain (loss) on investments:
Net realized gain (loss)			(14,865)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(34,030)
Net gain (loss)			(48,895)

Increase (decrease) in net assets from operations			$(32,973)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,922	$5,132
Net realized gain (loss)		(14,865)	221,635
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(34,030)	(116,487)

Increase (decrease) in net assets from operations		(32,973)	110,280

Contract owner transactions:
Proceeds from units sold		681,236	1,194,395
Cost of units redeemed		(703,697)	(1,064,394)
Account charges		(243)	(438)
Increase (decrease)		(22,704)	129,563
Net increase (decrease)		(55,677)	239,843
Net assets, beginning		834,520	594,677
Net assets, ending		$778,843	$834,520

Units sold		711,507	1,325,153
Units redeemed		(735,386)	(1,288,703)
Net increase (decrease)		(23,879)	36,450
Units outstanding, beginning		854,180	817,730
Units outstanding, ending		830,301	854,180

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,030,843
Cost of units redeemed/account charges			(4,317,516)
Net investment income (loss)			52,530
Net realized gain (loss)			43,181
Realized gain distributions			11,971
Net change in unrealized appreciation (depreciation)			(42,166)
Net assets			$778,843

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.93	692	$645	1.25%	-4.1%	12/31/2021	$0.96	139	$133	1.00%	-3.8%	12/31/2021	$0.99	0	$0	0.75%	-3.6%
12/31/2020	0.97	727	707	1.25%	34.4%	12/31/2020	1.00	127	127	1.00%	34.8%	12/31/2020	1.03	0	0	0.75%	35.1%
12/31/2019	0.72	665	482	1.25%	44.6%	12/31/2019	0.74	152	113	1.00%	44.9%	12/31/2019	0.76	0	0	0.75%	45.3%
12/31/2018	0.50	694	347	1.25%	-14.2%	12/31/2018	0.51	277	142	1.00%	-14.0%	12/31/2018	0.52	0	0	0.75%	-13.8%
12/31/2017	0.58	760	444	1.25%	15.7%	12/31/2017	0.60	435	259	1.00%	16.0%	12/31/2017	0.61	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	-3.4%	12/31/2021	$1.05	0	$0	0.25%	-3.1%	12/31/2021	$1.08	0	$0	0.00%	-2.9%
12/31/2020	1.06	0	0	0.50%	35.4%	12/31/2020	1.09	0	0	0.25%	35.8%	12/31/2020	1.12	0	0	0.00%	36.1%
12/31/2019	0.78	0	0	0.50%	45.6%	12/31/2019	0.80	0	0	0.25%	46.0%	12/31/2019	0.82	0	0	0.00%	46.4%
12/31/2018	0.54	0	0	0.50%	-13.6%	12/31/2018	0.55	0	0	0.25%	-13.4%	12/31/2018	0.56	0	0	0.00%	-13.2%
12/31/2017	0.62	0	0	0.50%	16.6%	12/31/2017	0.63	0	0	0.25%	16.9%	12/31/2017	0.65	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.2%
2020	1.9%
2019	0.3%
2018	0.0%
2017	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Gold & Spcl Min Y Class - 06-753

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$790,241	$878,334	30,202
Receivables: investments sold	2,584
Payables: investments purchased	-
Net assets	$792,825

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$792,825	891,471	$0.89
Band 100	-	-	0.91
Band 75	-	-	0.93
Band 50	-	-	0.95
Band 25	-	-	0.97
Band 0	-	-	1.00
Total	$792,825	891,471

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$27,062
Mortality & expense charges			(12,439)
Net investment income (loss)			14,623

Gain (loss) on investments:
Net realized gain (loss)			17,691
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(58,816)
Net gain (loss)			(41,125)

Increase (decrease) in net assets from operations			$(26,502)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,623	$4,977
Net realized gain (loss)		17,691	294,417
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(58,816)	(122,396)

Increase (decrease) in net assets from operations		(26,502)	176,998

Contract owner transactions:
Proceeds from units sold		2,141,959	2,303,926
Cost of units redeemed		(2,233,257)	(2,159,738)
Account charges		(48)	(56)
Increase (decrease)		(91,346)	144,132
Net increase (decrease)		(117,848)	321,130
Net assets, beginning		910,673	589,543
Net assets, ending		$792,825	$910,673

Units sold		2,387,815	2,626,893
Units redeemed		(2,481,075)	(2,500,869)
Net increase (decrease)		(93,260)	126,024
Units outstanding, beginning		984,731	858,707
Units outstanding, ending		891,471	984,731

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,230,028
Cost of units redeemed/account charges			(5,713,971)
Net investment income (loss)			42,830
Net realized gain (loss)			322,031
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(88,093)
Net assets			$792,825

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.89	891	$793	1.25%	-3.8%	12/31/2021	$0.91	0	$0	1.00%	-3.6%	12/31/2021	$0.93	0	$0	0.75%	-3.4%
12/31/2020	0.92	985	911	1.25%	34.7%	12/31/2020	0.94	0	0	1.00%	35.0%	12/31/2020	0.96	0	0	0.75%	35.4%
12/31/2019	0.69	859	590	1.25%	44.9%	12/31/2019	0.70	0	0	1.00%	45.2%	12/31/2019	0.71	0	0	0.75%	45.6%
12/31/2018	0.47	1,006	477	1.25%	-14.0%	12/31/2018	0.48	0	0	1.00%	-13.8%	12/31/2018	0.49	0	0	0.75%	-13.6%
12/31/2017	0.55	1,035	570	1.25%	15.9%	12/31/2017	0.56	0	0	1.00%	16.2%	12/31/2017	0.57	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.95	0	$0	0.50%	-3.1%	12/31/2021	$0.97	0	$0	0.25%	-2.9%	12/31/2021	$1.00	0	$0	0.00%	-2.6%
12/31/2020	0.98	0	0	0.50%	35.7%	12/31/2020	1.00	0	0	0.25%	36.1%	12/31/2020	1.02	0	0	0.00%	36.4%
12/31/2019	0.72	0	0	0.50%	45.9%	12/31/2019	0.74	0	0	0.25%	46.3%	12/31/2019	0.75	0	0	0.00%	46.7%
12/31/2018	0.50	0	0	0.50%	-13.3%	12/31/2018	0.50	0	0	0.25%	-13.1%	12/31/2018	0.51	0	0	0.00%	-12.9%
12/31/2017	0.57	0	0	0.50%	16.8%	12/31/2017	0.58	0	0	0.25%	17.1%	12/31/2017	0.59	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.2%
2020	1.7%
2019	0.5%
2018	0.0%
2017	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Bond A Class - 06-297

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,060,688	$1,178,518	210,615
Receivables: investments sold	15,555
Payables: investments purchased	-
Net assets	$1,076,243

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,021,502	1,001,423	$1.02
Band 100	54,741	52,269	1.05
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.13
Band 0	-	-	1.16
Total	$1,076,243	1,053,692

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$32,829
Mortality & expense charges			(14,809)
Net investment income (loss)			18,020

Gain (loss) on investments:
Net realized gain (loss)			(5,982)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(160,298)
Net gain (loss)			(166,280)

Increase (decrease) in net assets from operations			$(148,260)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,020	$24,839
Net realized gain (loss)		(5,982)	(21,227)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(160,298)	69,584

Increase (decrease) in net assets from operations		(148,260)	73,196

Contract owner transactions:
Proceeds from units sold		131,251	102,027
Cost of units redeemed		(253,025)	(212,885)
Account charges		(514)	(818)
Increase (decrease)		(122,288)	(111,676)
Net increase (decrease)		(270,548)	(38,480)
Net assets, beginning		1,346,791	1,385,271
Net assets, ending		$1,076,243	$1,346,791

Units sold		123,589	102,452
Units redeemed		(234,618)	(220,258)
Net increase (decrease)		(111,029)	(117,806)
Units outstanding, beginning		1,164,721	1,282,527
Units outstanding, ending		1,053,692	1,164,721

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,829,571
Cost of units redeemed/account charges			(10,868,455)
Net investment income (loss)			487,258
Net realized gain (loss)			(262,864)
Realized gain distributions			8,563
Net change in unrealized appreciation (depreciation)			(117,830)
Net assets			$1,076,243

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	1,001	$1,022	1.25%	-11.4%	12/31/2021	$1.05	52	$55	1.00%	-11.1%	12/31/2021	$1.08	0	$0	0.75%	-10.9%
12/31/2020	1.15	1,075	1,238	1.25%	6.9%	12/31/2020	1.18	57	67	1.00%	7.2%	12/31/2020	1.21	0	0	0.75%	7.5%
12/31/2019	1.08	1,185	1,275	1.25%	8.1%	12/31/2019	1.10	70	77	1.00%	8.4%	12/31/2019	1.12	0	0	0.75%	8.7%
12/31/2018	1.00	1,240	1,235	1.25%	-7.1%	12/31/2018	1.01	79	80	1.00%	-6.8%	12/31/2018	1.03	0	0	0.75%	-6.6%
12/31/2017	1.07	1,511	1,618	1.25%	9.5%	12/31/2017	1.09	98	107	1.00%	9.8%	12/31/2017	1.11	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	0	$0	0.50%	-10.7%	12/31/2021	$1.13	0	$0	0.25%	-10.5%	12/31/2021	$1.16	0	$0	0.00%	-10.3%
12/31/2020	1.24	0	0	0.50%	7.7%	12/31/2020	1.27	0	0	0.25%	8.0%	12/31/2020	1.30	32	42	0.00%	8.3%
12/31/2019	1.15	0	0	0.50%	8.9%	12/31/2019	1.17	0	0	0.25%	9.2%	12/31/2019	1.20	28	33	0.00%	9.5%
12/31/2018	1.05	0	0	0.50%	-6.4%	12/31/2018	1.07	0	0	0.25%	-6.1%	12/31/2018	1.09	27	30	0.00%	-5.9%
12/31/2017	1.12	0	0	0.50%	10.3%	12/31/2017	1.14	0	0	0.25%	10.6%	12/31/2017	1.16	25	29	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.7%
2020	2.9%
2019	4.9%
2018	4.4%
2017	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Bond Y Class - 06-754

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$307,831	$329,546	60,289
Receivables: investments sold	249
Payables: investments purchased	-
Net assets	$308,080

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$308,080	302,829	$1.02
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.14
Total	$308,080	302,829

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$34,904
Mortality & expense charges			(14,634)
Net investment income (loss)			20,270

Gain (loss) on investments:
Net realized gain (loss)			(66,190)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(128,152)
Net gain (loss)			(194,342)

Increase (decrease) in net assets from operations			$(174,072)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,270	$61,159
Net realized gain (loss)		(66,190)	(226,022)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(128,152)	216,176

Increase (decrease) in net assets from operations		(174,072)	51,313

Contract owner transactions:
Proceeds from units sold		371,808	544,849
Cost of units redeemed		(1,840,502)	(4,590,788)
Account charges		(1,003)	(1,314)
Increase (decrease)		(1,469,697)	(4,047,253)
Net increase (decrease)		(1,643,769)	(3,995,940)
Net assets, beginning		1,951,849	5,947,789
Net assets, ending		$308,080	$1,951,849

Units sold		344,175	532,476
Units redeemed		(1,746,223)	(4,397,816)
Net increase (decrease)		(1,402,048)	(3,865,340)
Units outstanding, beginning		1,704,877	5,570,217
Units outstanding, ending		302,829	1,704,877

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,651,250
Cost of units redeemed/account charges			(12,561,691)
Net investment income (loss)			720,740
Net realized gain (loss)			(481,210)
Realized gain distributions			706
Net change in unrealized appreciation (depreciation)			(21,715)
Net assets			$308,080

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	303	$308	1.25%	-11.1%	12/31/2021	$1.04	0	$0	1.00%	-10.9%	12/31/2021	$1.06	0	$0	0.75%	-10.7%
12/31/2020	1.14	1,705	1,952	1.25%	7.2%	12/31/2020	1.17	0	0	1.00%	7.5%	12/31/2020	1.19	0	0	0.75%	7.8%
12/31/2019	1.07	5,570	5,948	1.25%	8.4%	12/31/2019	1.09	0	0	1.00%	8.6%	12/31/2019	1.11	0	0	0.75%	8.9%
12/31/2018	0.99	4,047	3,987	1.25%	-6.8%	12/31/2018	1.00	0	0	1.00%	-6.6%	12/31/2018	1.02	0	0	0.75%	-6.4%
12/31/2017	1.06	3,091	3,269	1.25%	9.8%	12/31/2017	1.07	0	0	1.00%	10.0%	12/31/2017	1.08	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	0	$0	0.50%	-10.5%	12/31/2021	$1.11	0	$0	0.25%	-10.2%	12/31/2021	$1.14	0	$0	0.00%	-10.0%
12/31/2020	1.22	0	0	0.50%	8.0%	12/31/2020	1.24	0	0	0.25%	8.3%	12/31/2020	1.27	0	0	0.00%	8.6%
12/31/2019	1.13	0	0	0.50%	9.2%	12/31/2019	1.15	0	0	0.25%	9.5%	12/31/2019	1.17	0	0	0.00%	9.7%
12/31/2018	1.03	0	0	0.50%	-6.1%	12/31/2018	1.05	0	0	0.25%	-5.9%	12/31/2018	1.06	0	0	0.00%	-5.7%
12/31/2017	1.10	0	0	0.50%	10.6%	12/31/2017	1.11	0	0	0.25%	10.9%	12/31/2017	1.13	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.1%
2020	2.4%
2019	4.8%
2018	5.0%
2017	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Growth A Class - 06-319

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$909,707	$825,792	19,889
Receivables: investments sold	629
Payables: investments purchased	-
Net assets	$910,336

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$787,741	453,232	$1.74
Band 100	122,595	68,088	1.80
Band 75	-	-	1.87
Band 50	-	-	1.93
Band 25	-	-	2.00
Band 0	-	-	2.07
Total	$910,336	521,320

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$776
Mortality & expense charges			(13,118)
Net investment income (loss)			(12,342)

Gain (loss) on investments:
Net realized gain (loss)			33,641
Realized gain distributions			107,422
Net change in unrealized appreciation (depreciation)			(36,530)
Net gain (loss)			104,533

Increase (decrease) in net assets from operations			$92,191

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,342)	$(10,128)
Net realized gain (loss)		33,641	72,010
Realized gain distributions		107,422	133,975
Net change in unrealized appreciation (depreciation)		(36,530)	(42,534)

Increase (decrease) in net assets from operations		92,191	153,323

Contract owner transactions:
Proceeds from units sold		146,725	307,794
Cost of units redeemed		(363,449)	(612,456)
Account charges		(197)	(799)
Increase (decrease)		(216,921)	(305,461)
Net increase (decrease)		(124,730)	(152,138)
Net assets, beginning		1,035,066	1,187,204
Net assets, ending		$910,336	$1,035,066

Units sold		90,197	232,093
Units redeemed		(216,969)	(480,282)
Net increase (decrease)		(126,772)	(248,189)
Units outstanding, beginning		648,092	896,281
Units outstanding, ending		521,320	648,092

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,289,838
Cost of units redeemed/account charges			(14,777,011)
Net investment income (loss)			(80,457)
Net realized gain (loss)			1,152,654
Realized gain distributions			241,397
Net change in unrealized appreciation (depreciation)			83,915
Net assets			$910,336

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	453	$788	1.25%	9.2%	12/31/2021	$1.80	68	$123	1.00%	9.5%	12/31/2021	$1.87	0	$0	0.75%	9.7%
12/31/2020	1.59	584	930	1.25%	20.4%	12/31/2020	1.64	62	102	1.00%	20.7%	12/31/2020	1.70	0	0	0.75%	21.0%
12/31/2019	1.32	843	1,114	1.25%	27.0%	12/31/2019	1.36	52	71	1.00%	27.3%	12/31/2019	1.40	0	0	0.75%	27.6%
12/31/2018	1.04	1,934	2,013	1.25%	-20.6%	12/31/2018	1.07	47	50	1.00%	-20.4%	12/31/2018	1.10	0	0	0.75%	-20.2%
12/31/2017	1.31	3,778	4,949	1.25%	25.0%	12/31/2017	1.34	20	27	1.00%	25.3%	12/31/2017	1.38	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	0	$0	0.50%	10.0%	12/31/2021	$2.00	0	$0	0.25%	10.3%	12/31/2021	$2.07	0	$0	0.00%	10.6%
12/31/2020	1.76	1	2	0.50%	21.3%	12/31/2020	1.82	0	0	0.25%	21.6%	12/31/2020	1.88	0	0	0.00%	21.9%
12/31/2019	1.45	1	2	0.50%	28.0%	12/31/2019	1.49	0	0	0.25%	28.3%	12/31/2019	1.54	0	0	0.00%	28.6%
12/31/2018	1.13	1	2	0.50%	-20.0%	12/31/2018	1.16	0	0	0.25%	-19.8%	12/31/2018	1.20	284	340	0.00%	-19.5%
12/31/2017	1.41	1	2	0.50%	26.0%	12/31/2017	1.45	0	0	0.25%	26.3%	12/31/2017	1.49	266	395	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.0%
2019	0.6%
2018	0.7%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Growth Y Class - 06-756

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$755,184	$726,447	16,706
Receivables: investments sold	3,479
Payables: investments purchased	-
Net assets	$758,663

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$758,663	372,260	$2.04
Band 100	-	-	2.09
Band 75	-	-	2.13
Band 50	-	-	2.18
Band 25	-	-	2.23
Band 0	-	-	2.28
Total	$758,663	372,260

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,574
Mortality & expense charges			(11,619)
Net investment income (loss)			(9,045)

Gain (loss) on investments:
Net realized gain (loss)			108,906
Realized gain distributions			89,034
Net change in unrealized appreciation (depreciation)			(97,486)
Net gain (loss)			100,454

Increase (decrease) in net assets from operations			$91,409

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,045)	$(12,372)
Net realized gain (loss)		108,906	(12,312)
Realized gain distributions		89,034	135,763
Net change in unrealized appreciation (depreciation)		(97,486)	(84,812)

Increase (decrease) in net assets from operations		91,409	26,267

Contract owner transactions:
Proceeds from units sold		117,352	178,456
Cost of units redeemed		(495,105)	(1,246,404)
Account charges		(1,459)	(1,682)
Increase (decrease)		(379,212)	(1,069,630)
Net increase (decrease)		(287,803)	(1,043,363)
Net assets, beginning		1,046,466	2,089,829
Net assets, ending		$758,663	$1,046,466

Units sold		93,238	119,243
Units redeemed		(283,138)	(911,710)
Net increase (decrease)		(189,900)	(792,467)
Units outstanding, beginning		562,160	1,354,627
Units outstanding, ending		372,260	562,160

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$77,198,066
Cost of units redeemed/account charges			(78,901,907)
Net investment income (loss)			(349,348)
Net realized gain (loss)			2,558,318
Realized gain distributions			224,797
Net change in unrealized appreciation (depreciation)			28,737
Net assets			$758,663

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.04	372	$759	1.25%	9.5%	12/31/2021	$2.09	0	$0	1.00%	9.8%	12/31/2021	$2.13	0	$0	0.75%	10.0%
12/31/2020	1.86	562	1,046	1.25%	20.7%	12/31/2020	1.90	0	0	1.00%	21.0%	12/31/2020	1.94	0	0	0.75%	21.3%
12/31/2019	1.54	1,355	2,090	1.25%	27.4%	12/31/2019	1.57	0	0	1.00%	27.7%	12/31/2019	1.60	0	0	0.75%	28.0%
12/31/2018	1.21	21,607	26,170	1.25%	-20.4%	12/31/2018	1.23	0	0	1.00%	-20.2%	12/31/2018	1.25	0	0	0.75%	-20.0%
12/31/2017	1.52	23,476	35,704	1.25%	25.3%	12/31/2017	1.54	0	0	1.00%	25.6%	12/31/2017	1.56	0	0	0.75%	26.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.18	0	$0	0.50%	10.3%	12/31/2021	$2.23	0	$0	0.25%	10.6%	12/31/2021	$2.28	0	$0	0.00%	10.9%
12/31/2020	1.98	0	0	0.50%	21.6%	12/31/2020	2.02	0	0	0.25%	21.9%	12/31/2020	2.06	0	0	0.00%	22.2%
12/31/2019	1.63	0	0	0.50%	28.3%	12/31/2019	1.66	0	0	0.25%	28.7%	12/31/2019	1.69	0	0	0.00%	29.0%
12/31/2018	1.27	0	0	0.50%	-19.8%	12/31/2018	1.29	0	0	0.25%	-19.6%	12/31/2018	1.31	0	0	0.00%	-19.4%
12/31/2017	1.58	0	0	0.50%	26.3%	12/31/2017	1.60	0	0	0.25%	26.6%	12/31/2017	1.62	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.1%
2019	0.2%
2018	1.2%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl SmMid Co A Class - 06-764

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,037,349	$883,415	18,150
Receivables: investments sold	-
Payables: investments purchased	(579)
Net assets	$1,036,770

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$954,136	269,068	$3.55
Band 100	82,634	22,777	3.63
Band 75	-	-	3.71
Band 50	-	-	3.80
Band 25	-	-	3.88
Band 0	-	-	3.97
Total	$1,036,770	291,845

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$375
Mortality & expense charges			(12,481)
Net investment income (loss)			(12,106)

Gain (loss) on investments:
Net realized gain (loss)			51,755
Realized gain distributions			93,545
Net change in unrealized appreciation (depreciation)			(15,515)
Net gain (loss)			129,785

Increase (decrease) in net assets from operations			$117,679

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,106)	$(11,885)
Net realized gain (loss)		51,755	(102,925)
Realized gain distributions		93,545	81,201
Net change in unrealized appreciation (depreciation)		(15,515)	124,449

Increase (decrease) in net assets from operations		117,679	90,840

Contract owner transactions:
Proceeds from units sold		76,231	96,150
Cost of units redeemed		(246,794)	(384,545)
Account charges		(210)	(236)
Increase (decrease)		(170,773)	(288,631)
Net increase (decrease)		(53,094)	(197,791)
Net assets, beginning		1,089,864	1,287,655
Net assets, ending		$1,036,770	$1,089,864

Units sold		22,712	40,619
Units redeemed		(75,516)	(198,312)
Net increase (decrease)		(52,804)	(157,693)
Units outstanding, beginning		344,649	502,342
Units outstanding, ending		291,845	344,649

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,416,843
Cost of units redeemed/account charges			(4,207,666)
Net investment income (loss)			(81,106)
Net realized gain (loss)			369,502
Realized gain distributions			385,263
Net change in unrealized appreciation (depreciation)			153,934
Net assets			$1,036,770

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.55	269	$954	1.25%	12.4%	12/31/2021	$3.63	23	$83	1.00%	12.7%	12/31/2021	$3.71	0	$0	0.75%	13.0%
12/31/2020	3.15	299	942	1.25%	23.2%	12/31/2020	3.22	46	148	1.00%	23.5%	12/31/2020	3.28	0	0	0.75%	23.9%
12/31/2019	2.56	456	1,167	1.25%	23.2%	12/31/2019	2.61	46	120	1.00%	23.5%	12/31/2019	2.65	0	0	0.75%	23.8%
12/31/2018	2.08	509	1,057	1.25%	-10.6%	12/31/2018	2.11	48	102	1.00%	-10.4%	12/31/2018	2.14	0	0	0.75%	-10.1%
12/31/2017	2.32	734	1,705	1.25%	36.2%	12/31/2017	2.35	58	136	1.00%	36.6%	12/31/2017	2.38	0	0	0.75%	36.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.80	0	$0	0.50%	13.3%	12/31/2021	$3.88	0	$0	0.25%	13.6%	12/31/2021	$3.97	0	$0	0.00%	13.9%
12/31/2020	3.35	0	0	0.50%	24.2%	12/31/2020	3.42	0	0	0.25%	24.5%	12/31/2020	3.49	0	0	0.00%	24.8%
12/31/2019	2.70	0	0	0.50%	24.2%	12/31/2019	2.75	0	0	0.25%	24.5%	12/31/2019	2.80	0	0	0.00%	24.8%
12/31/2018	2.17	0	0	0.50%	-9.9%	12/31/2018	2.21	0	0	0.25%	-9.7%	12/31/2018	2.24	0	0	0.00%	-9.5%
12/31/2017	2.41	0	0	0.50%	37.2%	12/31/2017	2.44	0	0	0.25%	37.6%	12/31/2017	2.48	0	0	0.00%	37.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.4%
2018	0.4%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl SmMId Co Y Class - 06-757

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,867	$37,493	739
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$41,874

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,874	11,543	$3.63
Band 100	-	-	3.71
Band 75	-	-	3.80
Band 50	-	-	3.88
Band 25	-	-	3.97
Band 0	-	-	4.07
Total	$41,874	11,543

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$111
Mortality & expense charges			(564)
Net investment income (loss)			(453)

Gain (loss) on investments:
Net realized gain (loss)			3,977
Realized gain distributions			3,778
Net change in unrealized appreciation (depreciation)			(4,191)
Net gain (loss)			3,564

Increase (decrease) in net assets from operations			$3,111

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(453)	$(866)
Net realized gain (loss)		3,977	(33,087)
Realized gain distributions		3,778	5,354
Net change in unrealized appreciation (depreciation)		(4,191)	3,446

Increase (decrease) in net assets from operations		3,111	(25,153)

Contract owner transactions:
Proceeds from units sold		6,418	135,687
Cost of units redeemed		(38,755)	(2,021,101)
Account charges		(94)	(159)
Increase (decrease)		(32,431)	(1,885,573)
Net increase (decrease)		(29,320)	(1,910,726)
Net assets, beginning		71,194	1,981,920
Net assets, ending		$41,874	$71,194

Units sold		1,880	61,037
Units redeemed		(12,458)	(737,327)
Net increase (decrease)		(10,578)	(676,290)
Units outstanding, beginning		22,121	698,411
Units outstanding, ending		11,543	22,121

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,980,785
Cost of units redeemed/account charges			(11,237,422)
Net investment income (loss)			(14,523)
Net realized gain (loss)			993,102
Realized gain distributions			315,558
Net change in unrealized appreciation (depreciation)			4,374
Net assets			$41,874

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.63	12	$42	1.25%	12.7%	12/31/2021	$3.71	0	$0	1.00%	13.0%	12/31/2021	$3.80	0	$0	0.75%	13.3%
12/31/2020	3.22	22	71	1.25%	23.5%	12/31/2020	3.28	0	0	1.00%	23.8%	12/31/2020	3.35	0	0	0.75%	24.1%
12/31/2019	2.61	30	79	1.25%	23.5%	12/31/2019	2.65	0	0	1.00%	23.8%	12/31/2019	2.70	0	0	0.75%	24.1%
12/31/2018	2.11	13	28	1.25%	-10.4%	12/31/2018	2.14	0	0	1.00%	-10.2%	12/31/2018	2.17	0	0	0.75%	-9.9%
12/31/2017	2.35	622	1,465	1.25%	36.6%	12/31/2017	2.38	0	0	1.00%	36.9%	12/31/2017	2.41	0	0	0.75%	37.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.88	0	$0	0.50%	13.6%	12/31/2021	$3.97	0	$0	0.25%	13.9%	12/31/2021	$4.07	0	$0	0.00%	14.1%
12/31/2020	3.42	0	0	0.50%	24.4%	12/31/2020	3.49	0	0	0.25%	24.8%	12/31/2020	3.56	0	0	0.00%	25.1%
12/31/2019	2.75	0	0	0.50%	24.5%	12/31/2019	2.80	0	0	0.25%	24.8%	12/31/2019	2.85	668	1,903	0.00%	25.1%
12/31/2018	2.21	0	0	0.50%	-9.7%	12/31/2018	2.24	0	0	0.25%	-9.5%	12/31/2018	2.28	672	1,530	0.00%	-9.2%
12/31/2017	2.45	0	0	0.50%	37.6%	12/31/2017	2.48	0	0	0.25%	38.0%	12/31/2017	2.51	649	1,628	0.00%	38.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.0%
2019	0.4%
2018	0.6%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St Mid Cap A Class - 06-262

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,565,368	$1,451,027	55,322
Receivables: investments sold	259
Payables: investments purchased	-
Net assets	$1,565,627

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,112,133	718,504	$1.55
Band 100	453,208	281,887	1.61
Band 75	-	-	1.67
Band 50	286	165	1.73
Band 25	-	-	1.80
Band 0	-	-	1.87
Total	$1,565,627	1,000,556

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,172
Mortality & expense charges			(18,696)
Net investment income (loss)			(15,524)

Gain (loss) on investments:
Net realized gain (loss)			118,357
Realized gain distributions			245,210
Net change in unrealized appreciation (depreciation)			(40,780)
Net gain (loss)			322,787

Increase (decrease) in net assets from operations			$307,263

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,524)	$(16,324)
Net realized gain (loss)		118,357	(81,214)
Realized gain distributions		245,210	45,622
Net change in unrealized appreciation (depreciation)		(40,780)	159,386

Increase (decrease) in net assets from operations		307,263	107,470

Contract owner transactions:
Proceeds from units sold		169,678	366,984
Cost of units redeemed		(422,655)	(660,955)
Account charges		(488)	(301)
Increase (decrease)		(253,465)	(294,272)
Net increase (decrease)		53,798	(186,802)
Net assets, beginning		1,511,829	1,698,631
Net assets, ending		$1,565,627	$1,511,829

Units sold		118,556	388,804
Units redeemed		(292,888)	(618,185)
Net increase (decrease)		(174,332)	(229,381)
Units outstanding, beginning		1,174,888	1,404,269
Units outstanding, ending		1,000,556	1,174,888

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,365,062
Cost of units redeemed/account charges			(11,564,932)
Net investment income (loss)			(222,600)
Net realized gain (loss)			495,512
Realized gain distributions			1,378,244
Net change in unrealized appreciation (depreciation)			114,341
Net assets			$1,565,627

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	719	$1,112	1.25%	21.5%	12/31/2021	$1.61	282	$453	1.00%	21.8%	12/31/2021	$1.67	0	$0	0.75%	22.1%
12/31/2020	1.27	857	1,092	1.25%	7.8%	12/31/2020	1.32	313	413	1.00%	8.0%	12/31/2020	1.37	0	0	0.75%	8.3%
12/31/2019	1.18	932	1,102	1.25%	30.5%	12/31/2019	1.22	354	433	1.00%	30.8%	12/31/2019	1.26	0	0	0.75%	31.2%
12/31/2018	0.91	902	817	1.25%	-13.3%	12/31/2018	0.93	363	339	1.00%	-13.1%	12/31/2018	0.96	0	0	0.75%	-12.9%
12/31/2017	1.05	1,543	1,613	1.25%	13.3%	12/31/2017	1.07	429	461	1.00%	13.5%	12/31/2017	1.11	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.73	0	$0	0.50%	22.4%	12/31/2021	$1.80	0	$0	0.25%	22.7%	12/31/2021	$1.87	0	$0	0.00%	23.0%
12/31/2020	1.42	4	6	0.50%	8.6%	12/31/2020	1.47	0	0	0.25%	8.9%	12/31/2020	1.52	0	0	0.00%	9.1%
12/31/2019	1.30	3	4	0.50%	31.5%	12/31/2019	1.35	0	0	0.25%	31.8%	12/31/2019	1.39	115	160	0.00%	32.1%
12/31/2018	0.99	5	5	0.50%	-12.7%	12/31/2018	1.02	0	0	0.25%	-12.5%	12/31/2018	1.05	148	156	0.00%	-12.3%
12/31/2017	1.14	7	8	0.50%	14.1%	12/31/2017	1.17	0	0	0.25%	14.4%	12/31/2017	1.20	150	181	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St Mid Cap Y Class - 06-759

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$328,964	$300,344	10,246
Receivables: investments sold	-
Payables: investments purchased	(2,400)
Net assets	$326,564

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$326,564	116,869	$2.79
Band 100	-	-	2.86
Band 75	-	-	2.92
Band 50	-	-	2.99
Band 25	-	-	3.06
Band 0	-	-	3.13
Total	$326,564	116,869

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,122
Mortality & expense charges			(5,447)
Net investment income (loss)			(4,325)

Gain (loss) on investments:
Net realized gain (loss)			75,309
Realized gain distributions			46,946
Net change in unrealized appreciation (depreciation)			(25,949)
Net gain (loss)			96,306

Increase (decrease) in net assets from operations			$91,981

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,325)	$(5,085)
Net realized gain (loss)		75,309	36,868
Realized gain distributions		46,946	10,879
Net change in unrealized appreciation (depreciation)		(25,949)	(10,991)

Increase (decrease) in net assets from operations		91,981	31,671

Contract owner transactions:
Proceeds from units sold		105,647	70,107
Cost of units redeemed		(352,046)	(619,081)
Account charges		(606)	(463)
Increase (decrease)		(247,005)	(549,437)
Net increase (decrease)		(155,024)	(517,766)
Net assets, beginning		481,588	999,354
Net assets, ending		$326,564	$481,588

Units sold		41,974	59,615
Units redeemed		(134,994)	(298,932)
Net increase (decrease)		(93,020)	(239,317)
Units outstanding, beginning		209,889	449,206
Units outstanding, ending		116,869	209,889

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,084,533
Cost of units redeemed/account charges			(7,807,462)
Net investment income (loss)			(82,165)
Net realized gain (loss)			(74,498)
Realized gain distributions			1,177,536
Net change in unrealized appreciation (depreciation)			28,620
Net assets			$326,564

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.79	117	$327	1.25%	21.8%	12/31/2021	$2.86	0	$0	1.00%	22.1%	12/31/2021	$2.92	0	$0	0.75%	22.4%
12/31/2020	2.29	210	482	1.25%	8.1%	12/31/2020	2.34	0	0	1.00%	8.4%	12/31/2020	2.39	0	0	0.75%	8.6%
12/31/2019	2.12	218	463	1.25%	30.8%	12/31/2019	2.16	0	0	1.00%	31.2%	12/31/2019	2.20	0	0	0.75%	31.5%
12/31/2018	1.62	956	1,551	1.25%	-13.1%	12/31/2018	1.65	0	0	1.00%	-12.9%	12/31/2018	1.67	0	0	0.75%	-12.7%
12/31/2017	1.87	1,466	2,738	1.25%	13.6%	12/31/2017	1.89	0	0	1.00%	13.8%	12/31/2017	1.92	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.99	0	$0	0.50%	22.7%	12/31/2021	$3.06	0	$0	0.25%	23.0%	12/31/2021	$3.13	0	$0	0.00%	23.3%
12/31/2020	2.44	0	0	0.50%	8.9%	12/31/2020	2.49	0	0	0.25%	9.2%	12/31/2020	2.54	0	0	0.00%	9.4%
12/31/2019	2.24	0	0	0.50%	31.8%	12/31/2019	2.28	0	0	0.25%	32.1%	12/31/2019	2.32	231	537	0.00%	32.5%
12/31/2018	1.70	0	0	0.50%	-12.5%	12/31/2018	1.73	0	0	0.25%	-12.3%	12/31/2018	1.75	255	447	0.00%	-12.0%
12/31/2017	1.94	0	0	0.50%	14.4%	12/31/2017	1.97	0	0	0.25%	14.7%	12/31/2017	1.99	225	448	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.0%
2019	0.0%
2018	0.2%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St All Cap Y Class - 06-758 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.04
Band 100	-	-	3.11
Band 75	-	-	3.18
Band 50	-	-	3.26
Band 25	-	-	3.33
Band 0	-	-	3.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$102,348
Cost of units redeemed/account charges			(116,350)
Net investment income (loss)			(1,449)
Net realized gain (loss)			8,694
Realized gain distributions			6,757
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.04	0	$0	1.25%	25.3%	12/31/2021	$3.11	0	$0	1.00%	25.6%	12/31/2021	$3.18	0	$0	0.75%	25.9%
12/31/2020	2.43	0	0	1.25%	18.5%	12/31/2020	2.48	0	0	1.00%	18.8%	12/31/2020	2.53	0	0	0.75%	19.1%
12/31/2019	2.05	0	0	1.25%	31.5%	12/31/2019	2.09	0	0	1.00%	31.9%	12/31/2019	2.12	0	0	0.75%	32.2%
12/31/2018	1.56	0	0	1.25%	-11.3%	12/31/2018	1.58	0	0	1.00%	-11.1%	12/31/2018	1.61	0	0	0.75%	-10.9%
12/31/2017	1.76	0	0	1.25%	15.0%	12/31/2017	1.78	0	0	1.00%	15.2%	12/31/2017	1.80	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.26	0	$0	0.50%	26.3%	12/31/2021	$3.33	0	$0	0.25%	26.6%	12/31/2021	$3.41	0	$0	0.00%	26.9%
12/31/2020	2.58	0	0	0.50%	19.4%	12/31/2020	2.63	0	0	0.25%	19.7%	12/31/2020	2.69	0	0	0.00%	20.0%
12/31/2019	2.16	0	0	0.50%	32.5%	12/31/2019	2.20	0	0	0.25%	32.9%	12/31/2019	2.24	0	0	0.00%	33.2%
12/31/2018	1.63	0	0	0.50%	-10.6%	12/31/2018	1.66	0	0	0.25%	-10.4%	12/31/2018	1.68	0	0	0.00%	-10.2%
12/31/2017	1.82	0	0	0.50%	15.8%	12/31/2017	1.85	0	0	0.25%	16.1%	12/31/2017	1.87	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St All Cap A Class - 06-766

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$319,510	$286,971	12,822
Receivables: investments sold	28
Payables: investments purchased	-
Net assets	$319,538

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$228,135	76,706	$2.97
Band 100	91,403	30,039	3.04
Band 75	-	-	3.11
Band 50	-	-	3.18
Band 25	-	-	3.26
Band 0	-	-	3.33
Total	$319,538	106,745

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,723
Mortality & expense charges			(4,542)
Net investment income (loss)			(2,819)

Gain (loss) on investments:
Net realized gain (loss)			55,807
Realized gain distributions			45,243
Net change in unrealized appreciation (depreciation)			(12,941)
Net gain (loss)			88,109

Increase (decrease) in net assets from operations			$85,290

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,819)	$(3,962)
Net realized gain (loss)		55,807	(12,176)
Realized gain distributions		45,243	1,485
Net change in unrealized appreciation (depreciation)		(12,941)	(3,139)

Increase (decrease) in net assets from operations		85,290	(17,792)

Contract owner transactions:
Proceeds from units sold		106,850	194,040
Cost of units redeemed		(216,544)	(665,861)
Account charges		(81)	(52)
Increase (decrease)		(109,775)	(471,873)
Net increase (decrease)		(24,485)	(489,665)
Net assets, beginning		344,023	833,688
Net assets, ending		$319,538	$344,023

Units sold		38,353	90,181
Units redeemed		(75,544)	(360,103)
Net increase (decrease)		(37,191)	(269,922)
Units outstanding, beginning		143,936	413,858
Units outstanding, ending		106,745	143,936

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,672,884
Cost of units redeemed/account charges			(1,751,745)
Net investment income (loss)			(23,837)
Net realized gain (loss)			34,158
Realized gain distributions			355,539
Net change in unrealized appreciation (depreciation)			32,539
Net assets			$319,538

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.97	77	$228	1.25%	25.0%	12/31/2021	$3.04	30	$91	1.00%	25.3%	12/31/2021	$3.11	0	$0	0.75%	25.6%
12/31/2020	2.38	114	271	1.25%	18.3%	12/31/2020	2.43	30	73	1.00%	18.6%	12/31/2020	2.48	0	0	0.75%	18.9%
12/31/2019	2.01	384	772	1.25%	31.2%	12/31/2019	2.05	30	62	1.00%	31.5%	12/31/2019	2.08	0	0	0.75%	31.9%
12/31/2018	1.53	387	594	1.25%	-11.5%	12/31/2018	1.56	30	47	1.00%	-11.3%	12/31/2018	1.58	0	0	0.75%	-11.1%
12/31/2017	1.73	474	820	1.25%	14.6%	12/31/2017	1.75	67	117	1.00%	14.9%	12/31/2017	1.78	0	0	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.18	0	$0	0.50%	25.9%	12/31/2021	$3.26	0	$0	0.25%	26.2%	12/31/2021	$3.33	0	$0	0.00%	26.5%
12/31/2020	2.53	0	0	0.50%	19.2%	12/31/2020	2.58	0	0	0.25%	19.5%	12/31/2020	2.63	0	0	0.00%	19.8%
12/31/2019	2.12	0	0	0.50%	32.2%	12/31/2019	2.16	0	0	0.25%	32.5%	12/31/2019	2.20	0	0	0.00%	32.9%
12/31/2018	1.61	0	0	0.50%	-10.8%	12/31/2018	1.63	0	0	0.25%	-10.6%	12/31/2018	1.66	0	0	0.00%	-10.4%
12/31/2017	1.80	0	0	0.50%	15.5%	12/31/2017	1.82	0	0	0.25%	15.8%	12/31/2017	1.85	0	0	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.3%
2019	0.5%
2018	0.4%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Sen Floating Rate A Class - 06-078

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,382	$60,654	8,021
Receivables: investments sold	413
Payables: investments purchased	-
Net assets	$56,795

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,795	52,347	$1.08
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$56,795	52,347

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,727
Mortality & expense charges			(783)
Net investment income (loss)			1,944

Gain (loss) on investments:
Net realized gain (loss)			(1,567)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,228
Net gain (loss)			2,661

Increase (decrease) in net assets from operations			$4,605

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,944	$1,990
Net realized gain (loss)		(1,567)	(319)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,228	(4,499)

Increase (decrease) in net assets from operations		4,605	(2,828)

Contract owner transactions:
Proceeds from units sold		19,705	10,302
Cost of units redeemed		(28,463)	(2,248)
Account charges		(121)	(203)
Increase (decrease)		(8,879)	7,851
Net increase (decrease)		(4,274)	5,023
Net assets, beginning		61,069	56,046
Net assets, ending		$56,795	$61,069

Units sold		18,733	10,566
Units redeemed		(26,743)	(2,540)
Net increase (decrease)		(8,010)	8,026
Units outstanding, beginning		60,357	52,331
Units outstanding, ending		52,347	60,357

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$185,877
Cost of units redeemed/account charges			(135,337)
Net investment income (loss)			11,983
Net realized gain (loss)			(1,456)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,272)
Net assets			$56,795

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	52	$57	1.25%	7.2%	12/31/2021	$1.11	0	$0	1.00%	7.5%	12/31/2021	$1.13	0	$0	0.75%	7.8%
12/31/2020	1.01	60	61	1.25%	-5.5%	12/31/2020	1.03	0	0	1.00%	-5.3%	12/31/2020	1.05	0	0	0.75%	-5.1%
12/31/2019	1.07	52	56	1.25%	1.1%	12/31/2019	1.09	0	0	1.00%	1.3%	12/31/2019	1.10	0	0	0.75%	1.6%
12/31/2018	1.06	48	51	1.25%	-2.1%	12/31/2018	1.07	0	0	1.00%	-1.9%	12/31/2018	1.08	0	0	0.75%	-1.6%
12/31/2017	1.08	35	38	1.25%	2.5%	12/31/2017	1.09	0	0	1.00%	2.7%	12/31/2017	1.10	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	0.50%	8.0%	12/31/2021	$1.17	0	$0	0.25%	8.3%	12/31/2021	$1.19	0	$0	0.00%	8.6%
12/31/2020	1.06	0	0	0.50%	-4.8%	12/31/2020	1.08	0	0	0.25%	-4.6%	12/31/2020	1.10	0	0	0.00%	-4.3%
12/31/2019	1.12	0	0	0.50%	1.9%	12/31/2019	1.13	0	0	0.25%	2.1%	12/31/2019	1.15	0	0	0.00%	2.4%
12/31/2018	1.10	0	0	0.50%	-1.4%	12/31/2018	1.11	0	0	0.25%	-1.1%	12/31/2018	1.12	0	0	0.00%	-0.9%
12/31/2017	1.11	0	0	0.50%	3.3%	12/31/2017	1.12	0	0	0.25%	3.5%	12/31/2017	1.13	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.6%
2020	4.5%
2019	5.0%
2018	4.6%
2017	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Sen Floating Rate Y Class - 06-062

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$105
Mortality & expense charges			(32)
Net investment income (loss)			73

Gain (loss) on investments:
Net realized gain (loss)			(2,840)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,139
Net gain (loss)			299

Increase (decrease) in net assets from operations			$372

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73	$743
Net realized gain (loss)		(2,840)	(32)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,139	(1,684)

Increase (decrease) in net assets from operations		372	(973)

Contract owner transactions:
Proceeds from units sold		25	3,845
Cost of units redeemed		(23,114)	-
Account charges		-	(2)
Increase (decrease)		(23,089)	3,843
Net increase (decrease)		(22,717)	2,870
Net assets, beginning		22,717	19,847
Net assets, ending		$-	$22,717

Units sold		33	3,824
Units redeemed		(22,161)	(2)
Net increase (decrease)		(22,128)	3,822
Units outstanding, beginning		22,128	18,306
Units outstanding, ending		-	22,128

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$408,096
Cost of units redeemed/account charges			(417,151)
Net investment income (loss)			9,694
Net realized gain (loss)			(639)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	1.25%	7.7%	12/31/2021	$1.13	0	$0	1.00%	7.9%	12/31/2021	$1.15	0	$0	0.75%	8.2%
12/31/2020	1.03	22	23	1.25%	-5.3%	12/31/2020	1.04	0	0	1.00%	-5.1%	12/31/2020	1.06	0	0	0.75%	-4.8%
12/31/2019	1.08	18	20	1.25%	1.3%	12/31/2019	1.10	0	0	1.00%	1.6%	12/31/2019	1.11	0	0	0.75%	1.8%
12/31/2018	1.07	19	20	1.25%	-2.0%	12/31/2018	1.08	0	0	1.00%	-1.8%	12/31/2018	1.09	0	0	0.75%	-1.5%
12/31/2017	1.09	104	114	1.25%	2.9%	12/31/2017	1.10	0	0	1.00%	3.1%	12/31/2017	1.11	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	0.50%	8.5%	12/31/2021	$1.19	0	$0	0.25%	8.8%	12/31/2021	$1.21	0	$0	0.00%	9.0%
12/31/2020	1.08	0	0	0.50%	-4.6%	12/31/2020	1.10	0	0	0.25%	-4.4%	12/31/2020	1.11	0	0	0.00%	-4.1%
12/31/2019	1.13	0	0	0.50%	2.1%	12/31/2019	1.15	0	0	0.25%	2.4%	12/31/2019	1.16	0	0	0.00%	2.6%
12/31/2018	1.11	0	0	0.50%	-1.3%	12/31/2018	1.12	0	0	0.25%	-1.0%	12/31/2018	1.13	0	0	0.00%	-0.8%
12/31/2017	1.12	0	0	0.50%	3.6%	12/31/2017	1.13	0	0	0.25%	3.9%	12/31/2017	1.14	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	4.6%
2019	4.9%
2018	7.8%
2017	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Sel A Class - 06-317

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$131,278	$123,636	3,784
Receivables: investments sold	-
Payables: investments purchased	(1,167)
Net assets	$130,111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$130,111	61,146	$2.13
Band 100	-	-	2.20
Band 75	-	-	2.28
Band 50	-	-	2.37
Band 25	-	-	2.45
Band 0	-	-	2.54
Total	$130,111	61,146

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,615
Mortality & expense charges			(1,743)
Net investment income (loss)			(128)

Gain (loss) on investments:
Net realized gain (loss)			15,082
Realized gain distributions			5,234
Net change in unrealized appreciation (depreciation)			19,630
Net gain (loss)			39,946

Increase (decrease) in net assets from operations			$39,818

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(128)	$1,857
Net realized gain (loss)		15,082	(3,834)
Realized gain distributions		5,234	-
Net change in unrealized appreciation (depreciation)		19,630	1,672

Increase (decrease) in net assets from operations		39,818	(305)

Contract owner transactions:
Proceeds from units sold		18,349	18,058
Cost of units redeemed		(78,415)	(9,796)
Account charges		(459)	(639)
Increase (decrease)		(60,525)	7,623
Net increase (decrease)		(20,707)	7,318
Net assets, beginning		150,818	143,500
Net assets, ending		$130,111	$150,818

Units sold		9,293	13,346
Units redeemed		(39,219)	(7,567)
Net increase (decrease)		(29,926)	5,779
Units outstanding, beginning		91,072	85,293
Units outstanding, ending		61,146	91,072

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,151,808
Cost of units redeemed/account charges			(1,224,135)
Net investment income (loss)			6,948
Net realized gain (loss)			130,571
Realized gain distributions			57,277
Net change in unrealized appreciation (depreciation)			7,642
Net assets			$130,111

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.13	61	$130	1.25%	28.5%	12/31/2021	$2.20	0	$0	1.00%	28.8%	12/31/2021	$2.28	0	$0	0.75%	29.1%
12/31/2020	1.66	91	151	1.25%	-1.6%	12/31/2020	1.71	0	0	1.00%	-1.3%	12/31/2020	1.77	0	0	0.75%	-1.1%
12/31/2019	1.68	85	144	1.25%	25.9%	12/31/2019	1.73	0	0	1.00%	26.2%	12/31/2019	1.79	0	0	0.75%	26.5%
12/31/2018	1.34	81	108	1.25%	-12.5%	12/31/2018	1.37	0	0	1.00%	-12.2%	12/31/2018	1.41	0	0	0.75%	-12.0%
12/31/2017	1.53	164	251	1.25%	14.5%	12/31/2017	1.57	0	0	1.00%	14.8%	12/31/2017	1.61	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.37	0	$0	0.50%	29.5%	12/31/2021	$2.45	0	$0	0.25%	29.8%	12/31/2021	$2.54	0	$0	0.00%	30.1%
12/31/2020	1.83	0	0	0.50%	-0.8%	12/31/2020	1.89	0	0	0.25%	-0.6%	12/31/2020	1.95	0	0	0.00%	-0.3%
12/31/2019	1.84	0	0	0.50%	26.9%	12/31/2019	1.90	0	0	0.25%	27.2%	12/31/2019	1.96	0	0	0.00%	27.5%
12/31/2018	1.45	0	0	0.50%	-11.8%	12/31/2018	1.49	0	0	0.25%	-11.6%	12/31/2018	1.54	0	0	0.00%	-11.4%
12/31/2017	1.65	0	0	0.50%	15.4%	12/31/2017	1.69	0	0	0.25%	15.7%	12/31/2017	1.73	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	2.3%
2019	2.0%
2018	0.9%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Sel Y Class - 06-762

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.57
Band 100	-	-	2.63
Band 75	-	-	2.69
Band 50	-	-	2.75
Band 25	-	-	2.82
Band 0	-	-	2.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(24)
Net realized gain (loss)		-	(27,489)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	8,159

Increase (decrease) in net assets from operations		-	(19,354)

Contract owner transactions:
Proceeds from units sold		-	9,962
Cost of units redeemed		-	(51,483)
Account charges		-	-
Increase (decrease)		-	(41,521)
Net increase (decrease)		-	(60,875)
Net assets, beginning		-	60,875
Net assets, ending		$-	$-

Units sold		-	6,506
Units redeemed		-	(36,586)
Net increase (decrease)		-	(30,080)
Units outstanding, beginning		-	30,080
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$125,809
Cost of units redeemed/account charges			(122,745)
Net investment income (loss)			1,299
Net realized gain (loss)			(22,225)
Realized gain distributions			17,862
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.57	0	$0	1.25%	28.8%	12/31/2021	$2.63	0	$0	1.00%	29.2%	12/31/2021	$2.69	0	$0	0.75%	29.5%
12/31/2020	2.00	0	0	1.25%	-1.3%	12/31/2020	2.04	0	0	1.00%	-1.1%	12/31/2020	2.08	0	0	0.75%	-0.8%
12/31/2019	2.02	30	61	1.25%	26.2%	12/31/2019	2.06	0	0	1.00%	26.5%	12/31/2019	2.10	0	0	0.75%	26.8%
12/31/2018	1.60	25	41	1.25%	-12.2%	12/31/2018	1.63	0	0	1.00%	-12.0%	12/31/2018	1.65	0	0	0.75%	-11.8%
12/31/2017	1.83	19	34	1.25%	14.8%	12/31/2017	1.85	0	0	1.00%	15.1%	12/31/2017	1.87	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.75	0	$0	0.50%	29.8%	12/31/2021	$2.82	0	$0	0.25%	30.1%	12/31/2021	$2.88	0	$0	0.00%	30.4%
12/31/2020	2.12	0	0	0.50%	-0.6%	12/31/2020	2.17	0	0	0.25%	-0.3%	12/31/2020	2.21	0	0	0.00%	-0.1%
12/31/2019	2.13	0	0	0.50%	27.1%	12/31/2019	2.17	0	0	0.25%	27.5%	12/31/2019	2.21	0	0	0.00%	27.8%
12/31/2018	1.68	0	0	0.50%	-11.6%	12/31/2018	1.70	0	0	0.25%	-11.3%	12/31/2018	1.73	0	0	0.00%	-11.1%
12/31/2017	1.90	0	0	0.50%	15.6%	12/31/2017	1.92	0	0	0.25%	15.9%	12/31/2017	1.95	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.6%
2019	2.3%
2018	1.8%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Prt Active Alloc Y Class - 06-893

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.80
Band 0	-	-	1.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(198)
Net investment income (loss)			(198)

Gain (loss) on investments:
Net realized gain (loss)			6,254
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,497)
Net gain (loss)			3,757

Increase (decrease) in net assets from operations			$3,559

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(198)	$(1,046)
Net realized gain (loss)		6,254	6,489
Realized gain distributions		-	5,961
Net change in unrealized appreciation (depreciation)		(2,497)	(8,264)

Increase (decrease) in net assets from operations		3,559	3,140

Contract owner transactions:
Proceeds from units sold		872	13,645
Cost of units redeemed		(63,031)	(158,050)
Account charges		(52)	(208)
Increase (decrease)		(62,211)	(144,613)
Net increase (decrease)		(58,652)	(141,473)
Net assets, beginning		58,652	200,125
Net assets, ending		$-	$58,652

Units sold		3,153	15,970
Units redeemed		(42,507)	(126,758)
Net increase (decrease)		(39,354)	(110,788)
Units outstanding, beginning		39,354	150,142
Units outstanding, ending		-	39,354

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$347,915
Cost of units redeemed/account charges			(383,454)
Net investment income (loss)			3,911
Net realized gain (loss)			15,174
Realized gain distributions			16,454
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	1.25%	12.8%	12/31/2021	$1.71	0	$0	1.00%	13.1%	12/31/2021	$1.74	0	$0	0.75%	13.4%
12/31/2020	1.49	39	59	1.25%	11.8%	12/31/2020	1.51	0	0	1.00%	12.1%	12/31/2020	1.54	0	0	0.75%	12.4%
12/31/2019	1.33	150	200	1.25%	22.1%	12/31/2019	1.35	0	0	1.00%	22.4%	12/31/2019	1.37	0	0	0.75%	22.7%
12/31/2018	1.09	144	157	1.25%	-10.5%	12/31/2018	1.10	0	0	1.00%	-10.3%	12/31/2018	1.11	0	0	0.75%	-10.1%
12/31/2017	1.22	129	158	1.25%	18.1%	12/31/2017	1.23	0	0	1.00%	18.4%	12/31/2017	1.24	0	0	0.75%	18.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	0	$0	0.50%	13.7%	12/31/2021	$1.80	0	$0	0.25%	14.0%	12/31/2021	$1.83	0	$0	0.00%	14.2%
12/31/2020	1.56	0	0	0.50%	12.7%	12/31/2020	1.58	0	0	0.25%	12.9%	12/31/2020	1.61	0	0	0.00%	13.2%
12/31/2019	1.38	0	0	0.50%	23.0%	12/31/2019	1.40	0	0	0.25%	23.3%	12/31/2019	1.42	0	0	0.00%	23.6%
12/31/2018	1.12	0	0	0.50%	-9.9%	12/31/2018	1.14	0	0	0.25%	-9.6%	12/31/2018	1.15	0	0	0.00%	-9.4%
12/31/2017	1.25	0	0	0.50%	19.0%	12/31/2017	1.26	0	0	0.25%	19.3%	12/31/2017	1.27	0	0	0.00%	19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.5%
2019	3.3%
2018	1.8%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Core Bond Y Class - 06-894

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$159,700	$159,632	23,684
Receivables: investments sold	167
Payables: investments purchased	-
Net assets	$159,867

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$159,867	137,977	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$159,867	137,977

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,893
Mortality & expense charges			(2,501)
Net investment income (loss)			1,392

Gain (loss) on investments:
Net realized gain (loss)			3,942
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,419)
Net gain (loss)			(7,477)

Increase (decrease) in net assets from operations			$(6,085)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,392	$4,861
Net realized gain (loss)		3,942	3,486
Realized gain distributions		-	29,173
Net change in unrealized appreciation (depreciation)		(11,419)	(454)

Increase (decrease) in net assets from operations		(6,085)	37,066

Contract owner transactions:
Proceeds from units sold		19,448	81,961
Cost of units redeemed		(336,324)	(122,686)
Account charges		(23)	(39)
Increase (decrease)		(316,899)	(40,764)
Net increase (decrease)		(322,984)	(3,698)
Net assets, beginning		482,851	486,549
Net assets, ending		$159,867	$482,851

Units sold		16,706	71,625
Units redeemed		(285,386)	(108,095)
Net increase (decrease)		(268,680)	(36,470)
Units outstanding, beginning		406,657	443,127
Units outstanding, ending		137,977	406,657

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,094,383
Cost of units redeemed/account charges			(4,007,793)
Net investment income (loss)			67,604
Net realized gain (loss)			(24,995)
Realized gain distributions			30,600
Net change in unrealized appreciation (depreciation)			68
Net assets			$159,867

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	138	$160	1.25%	-2.4%	12/31/2021	$1.18	0	$0	1.00%	-2.2%	12/31/2021	$1.20	0	$0	0.75%	-1.9%
12/31/2020	1.19	407	483	1.25%	8.1%	12/31/2020	1.21	0	0	1.00%	8.4%	12/31/2020	1.22	0	0	0.75%	8.7%
12/31/2019	1.10	443	487	1.25%	8.6%	12/31/2019	1.11	0	0	1.00%	8.8%	12/31/2019	1.13	0	0	0.75%	9.1%
12/31/2018	1.01	545	551	1.25%	-2.1%	12/31/2018	1.02	0	0	1.00%	-1.8%	12/31/2018	1.03	0	0	0.75%	-1.6%
12/31/2017	1.03	484	500	1.25%	3.3%	12/31/2017	1.04	0	0	1.00%	3.6%	12/31/2017	1.05	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	0.50%	-1.7%	12/31/2021	$1.24	0	$0	0.25%	-1.4%	12/31/2021	$1.26	0	$0	0.00%	-1.2%
12/31/2020	1.24	0	0	0.50%	9.0%	12/31/2020	1.26	0	0	0.25%	9.2%	12/31/2020	1.28	0	0	0.00%	9.5%
12/31/2019	1.14	0	0	0.50%	9.4%	12/31/2019	1.15	0	0	0.25%	9.7%	12/31/2019	1.17	0	0	0.00%	9.9%
12/31/2018	1.04	0	0	0.50%	-1.3%	12/31/2018	1.05	0	0	0.25%	-1.1%	12/31/2018	1.06	0	0	0.00%	-0.8%
12/31/2017	1.06	0	0	0.50%	4.1%	12/31/2017	1.06	0	0	0.25%	4.3%	12/31/2017	1.07	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	2.2%
2019	3.4%
2018	3.5%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Prt Active Alloc A Class - 06-924

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,784	$2,636	180
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,784

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,784	1,684	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.77
Band 0	-	-	1.80
Total	$2,784	1,684

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$53
Mortality & expense charges			(31)
Net investment income (loss)			22

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			162
Net change in unrealized appreciation (depreciation)			112
Net gain (loss)			276

Increase (decrease) in net assets from operations			$298

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22	$(5)
Net realized gain (loss)		2	(20)
Realized gain distributions		162	241
Net change in unrealized appreciation (depreciation)		112	16

Increase (decrease) in net assets from operations		298	232

Contract owner transactions:
Proceeds from units sold		161	1,607
Cost of units redeemed		-	(990)
Account charges		(3)	(2)
Increase (decrease)		158	615
Net increase (decrease)		456	847
Net assets, beginning		2,328	1,481
Net assets, ending		$2,784	$2,328

Units sold		101	1,234
Units redeemed		(2)	(774)
Net increase (decrease)		99	460
Units outstanding, beginning		1,585	1,125
Units outstanding, ending		1,684	1,585

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,356,358
Cost of units redeemed/account charges			(1,627,864)
Net investment income (loss)			10,408
Net realized gain (loss)			263,252
Realized gain distributions			482
Net change in unrealized appreciation (depreciation)			148
Net assets			$2,784

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	2	$3	1.25%	12.5%	12/31/2021	$1.68	0	$0	1.00%	12.8%	12/31/2021	$1.71	0	$0	0.75%	13.1%
12/31/2020	1.47	2	2	1.25%	11.6%	12/31/2020	1.49	0	0	1.00%	11.9%	12/31/2020	1.51	0	0	0.75%	12.2%
12/31/2019	1.32	1	1	1.25%	21.7%	12/31/2019	1.33	0	0	1.00%	22.1%	12/31/2019	1.35	0	0	0.75%	22.4%
12/31/2018	1.08	1	1	1.25%	-10.8%	12/31/2018	1.09	0	0	1.00%	-10.6%	12/31/2018	1.10	0	0	0.75%	-10.3%
12/31/2017	1.21	517	626	1.25%	17.9%	12/31/2017	1.22	0	0	1.00%	18.2%	12/31/2017	1.23	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	0	$0	0.50%	13.3%	12/31/2021	$1.77	0	$0	0.25%	13.6%	12/31/2021	$1.80	0	$0	0.00%	13.9%
12/31/2020	1.54	0	0	0.50%	12.5%	12/31/2020	1.56	0	0	0.25%	12.8%	12/31/2020	1.58	0	0	0.00%	13.0%
12/31/2019	1.37	0	0	0.50%	22.7%	12/31/2019	1.38	0	0	0.25%	23.0%	12/31/2019	1.40	0	0	0.00%	23.3%
12/31/2018	1.11	0	0	0.50%	-10.1%	12/31/2018	1.12	0	0	0.25%	-9.9%	12/31/2018	1.14	16	18	0.00%	-9.7%
12/31/2017	1.24	0	0	0.50%	18.8%	12/31/2017	1.25	0	0	0.25%	19.1%	12/31/2017	1.26	494	621	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	0.9%
2019	0.4%
2018	0.1%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Core Bond A Class - 06-926

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,541,388	$1,564,515	228,414
Receivables: investments sold	9,543
Payables: investments purchased	-
Net assets	$1,550,931

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,550,931	1,367,606	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$1,550,931	1,367,606

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$28,977
Mortality & expense charges			(21,379)
Net investment income (loss)			7,598

Gain (loss) on investments:
Net realized gain (loss)			(12,199)
Realized gain distributions			(1)
Net change in unrealized appreciation (depreciation)			(45,173)
Net gain (loss)			(57,373)

Increase (decrease) in net assets from operations			$(49,775)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,598	$9,242
Net realized gain (loss)		(12,199)	15,502
Realized gain distributions		(1)	75,778
Net change in unrealized appreciation (depreciation)		(45,173)	(5,400)

Increase (decrease) in net assets from operations		(49,775)	95,122

Contract owner transactions:
Proceeds from units sold		201,012	830,740
Cost of units redeemed		(366,653)	(490,047)
Account charges		(556)	(354)
Increase (decrease)		(166,197)	340,339
Net increase (decrease)		(215,972)	435,461
Net assets, beginning		1,766,903	1,331,442
Net assets, ending		$1,550,931	$1,766,903

Units sold		175,831	720,808
Units redeemed		(322,356)	(437,943)
Net increase (decrease)		(146,525)	282,865
Units outstanding, beginning		1,514,131	1,231,266
Units outstanding, ending		1,367,606	1,514,131

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,383,942
Cost of units redeemed/account charges			(1,974,403)
Net investment income (loss)			84,446
Net realized gain (loss)			430
Realized gain distributions			79,643
Net change in unrealized appreciation (depreciation)			(23,127)
Net assets			$1,550,931

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.13	1,368	$1,551	1.25%	-2.8%	12/31/2021	$1.15	0	$0	1.00%	-2.6%	12/31/2021	$1.17	0	$0	0.75%	-2.3%
12/31/2020	1.17	1,514	1,767	1.25%	7.9%	12/31/2020	1.18	0	0	1.00%	8.2%	12/31/2020	1.20	0	0	0.75%	8.5%
12/31/2019	1.08	1,231	1,331	1.25%	8.2%	12/31/2019	1.09	0	0	1.00%	8.5%	12/31/2019	1.11	0	0	0.75%	8.7%
12/31/2018	1.00	995	994	1.25%	-2.3%	12/31/2018	1.01	0	0	1.00%	-2.1%	12/31/2018	1.02	0	0	0.75%	-1.9%
12/31/2017	1.02	1,300	1,330	1.25%	3.0%	12/31/2017	1.03	0	0	1.00%	3.3%	12/31/2017	1.04	0	0	0.75%	3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	0	$0	0.50%	-2.1%	12/31/2021	$1.22	0	$0	0.25%	-1.8%	12/31/2021	$1.24	0	$0	0.00%	-1.6%
12/31/2020	1.22	0	0	0.50%	8.7%	12/31/2020	1.24	0	0	0.25%	9.0%	12/31/2020	1.26	0	0	0.00%	9.3%
12/31/2019	1.12	0	0	0.50%	9.0%	12/31/2019	1.14	0	0	0.25%	9.3%	12/31/2019	1.15	0	0	0.00%	9.6%
12/31/2018	1.03	0	0	0.50%	-1.6%	12/31/2018	1.04	0	0	0.25%	-1.4%	12/31/2018	1.05	0	0	0.00%	-1.1%
12/31/2017	1.05	0	0	0.50%	3.8%	12/31/2017	1.05	0	0	0.25%	4.0%	12/31/2017	1.06	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	1.7%
2019	2.7%
2018	3.2%
2017	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Oppenheimer Developing Markets Fund R6 Class - 06-DDD

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,690,907	$8,245,760	188,617
Receivables: investments sold	174,114
Payables: investments purchased	-
Net assets	$8,865,021

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,309,724	4,181,037	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	2,555,297	1,589,398	1.61
Total	$8,865,021	5,770,435

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$47,087
Mortality & expense charges			(79,795)
Net investment income (loss)			(32,708)

Gain (loss) on investments:
Net realized gain (loss)			552,233
Realized gain distributions			411,685
Net change in unrealized appreciation (depreciation)			(1,692,028)
Net gain (loss)			(728,110)

Increase (decrease) in net assets from operations			$(760,818)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(32,708)	$(29,188)
Net realized gain (loss)		552,233	(1,208)
Realized gain distributions		411,685	-
Net change in unrealized appreciation (depreciation)		(1,692,028)	1,327,798

Increase (decrease) in net assets from operations		(760,818)	1,297,402

Contract owner transactions:
Proceeds from units sold		2,584,845	1,436,763
Cost of units redeemed		(1,854,643)	(1,509,186)
Account charges		(6,537)	(6,616)
Increase (decrease)		723,665	(79,039)
Net increase (decrease)		(37,153)	1,218,363
Net assets, beginning		8,902,174	7,683,811
Net assets, ending		$8,865,021	$8,902,174

Units sold		2,105,290	1,101,139
Units redeemed		(1,656,948)	(1,131,691)
Net increase (decrease)		448,342	(30,552)
Units outstanding, beginning		5,322,093	5,352,645
Units outstanding, ending		5,770,435	5,322,093

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,759,543
Cost of units redeemed/account charges			(7,825,806)
Net investment income (loss)			(13,154)
Net realized gain (loss)			946,766
Realized gain distributions			552,525
Net change in unrealized appreciation (depreciation)			445,147
Net assets			$8,865,021

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	4,181	$6,310	1.25%	-8.3%	12/31/2021	$1.53	0	$0	1.00%	-8.1%	12/31/2021	$1.55	0	$0	0.75%	-7.8%
12/31/2020	1.65	3,630	5,974	1.25%	16.2%	12/31/2020	1.66	0	0	1.00%	16.5%	12/31/2020	1.68	0	0	0.75%	16.8%
12/31/2019	1.42	3,469	4,913	1.25%	23.0%	12/31/2019	1.43	0	0	1.00%	23.3%	12/31/2019	1.44	0	0	0.75%	23.6%
12/31/2018	1.15	3,236	3,726	1.25%	-12.9%	12/31/2018	1.16	0	0	1.00%	-12.7%	12/31/2018	1.16	0	0	0.75%	-12.5%
12/31/2017	1.32	491	649	1.25%	33.7%	12/31/2017	1.33	0	0	1.00%	34.0%	12/31/2017	1.33	0	0	0.75%	34.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	0.50%	-7.6%	12/31/2021	$1.59	0	$0	0.25%	-7.4%	12/31/2021	$1.61	1,589	$2,555	0.00%	-7.1%
12/31/2020	1.70	0	0	0.50%	17.1%	12/31/2020	1.71	0	0	0.25%	17.4%	12/31/2020	1.73	1,692	2,929	0.00%	17.7%
12/31/2019	1.45	0	0	0.50%	23.9%	12/31/2019	1.46	0	0	0.25%	24.2%	12/31/2019	1.47	1,883	2,771	0.00%	24.5%
12/31/2018	1.17	0	0	0.50%	-12.2%	12/31/2018	1.18	0	0	0.25%	-12.0%	12/31/2018	1.18	1,939	2,291	0.00%	-11.8%
12/31/2017	1.33	0	0	0.50%	34.7%	12/31/2017	1.34	0	0	0.25%	35.0%	12/31/2017	1.34	2,008	2,690	0.00%	35.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.4%
2019	0.7%
2018	1.0%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl SmMid Co R6 Class - 06-FCC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$87,612	$76,924	1,455
Receivables: investments sold	-
Payables: investments purchased	(4,768)
Net assets	$82,844

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,844	38,869	$2.13
Band 100	-	-	2.16
Band 75	-	-	2.19
Band 50	-	-	2.21
Band 25	-	-	2.24
Band 0	-	-	2.27
Total	$82,844	38,869

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$331
Mortality & expense charges			(991)
Net investment income (loss)			(660)

Gain (loss) on investments:
Net realized gain (loss)			162
Realized gain distributions			7,869
Net change in unrealized appreciation (depreciation)			2,210
Net gain (loss)			10,241

Increase (decrease) in net assets from operations			$9,581

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(660)	$(681)
Net realized gain (loss)		162	7
Realized gain distributions		7,869	5,344
Net change in unrealized appreciation (depreciation)		2,210	9,072

Increase (decrease) in net assets from operations		9,581	13,742

Contract owner transactions:
Proceeds from units sold		6,641	7,226
Cost of units redeemed		(4,779)	(120)
Account charges		-	-
Increase (decrease)		1,862	7,106
Net increase (decrease)		11,443	20,848
Net assets, beginning		71,401	50,553
Net assets, ending		$82,844	$71,401

Units sold		3,310	4,895
Units redeemed		(2,242)	(194)
Net increase (decrease)		1,068	4,701
Units outstanding, beginning		37,801	33,100
Units outstanding, ending		38,869	37,801

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$64,957
Cost of units redeemed/account charges			(10,959)
Net investment income (loss)			(1,465)
Net realized gain (loss)			199
Realized gain distributions			19,424
Net change in unrealized appreciation (depreciation)			10,688
Net assets			$82,844

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.13	39	$83	1.25%	12.8%	12/31/2021	$2.16	0	$0	1.00%	13.1%	12/31/2021	$2.19	0	$0	0.75%	13.4%
12/31/2020	1.89	38	71	1.25%	23.7%	12/31/2020	1.91	0	0	1.00%	24.0%	12/31/2020	1.93	0	0	0.75%	24.3%
12/31/2019	1.53	33	51	1.25%	23.7%	12/31/2019	1.54	0	0	1.00%	24.0%	12/31/2019	1.55	0	0	0.75%	24.3%
12/31/2018	1.23	31	38	1.25%	-10.2%	12/31/2018	1.24	0	0	1.00%	-10.0%	12/31/2018	1.25	0	0	0.75%	-9.8%
12/31/2017	1.38	19	27	1.25%	36.8%	12/31/2017	1.38	0	0	1.00%	37.2%	12/31/2017	1.38	0	0	0.75%	37.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.21	0	$0	0.50%	13.7%	12/31/2021	$2.24	0	$0	0.25%	14.0%	12/31/2021	$2.27	0	$0	0.00%	14.3%
12/31/2020	1.95	0	0	0.50%	24.6%	12/31/2020	1.97	0	0	0.25%	24.9%	12/31/2020	1.99	0	0	0.00%	25.2%
12/31/2019	1.56	0	0	0.50%	24.7%	12/31/2019	1.57	0	0	0.25%	25.0%	12/31/2019	1.59	0	0	0.00%	25.3%
12/31/2018	1.25	0	0	0.50%	-9.5%	12/31/2018	1.26	0	0	0.25%	-9.3%	12/31/2018	1.27	0	0	0.00%	-9.1%
12/31/2017	1.39	0	0	0.50%	37.8%	12/31/2017	1.39	0	0	0.25%	38.2%	12/31/2017	1.39	0	0	0.00%	38.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.0%
2019	0.5%
2018	1.2%
2017	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Growth R6 Class - 06-FNC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$84,287	$86,674	1,867
Receivables: investments sold	435
Payables: investments purchased	-
Net assets	$84,722

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$84,722	49,232	$1.72
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.79
Band 25	-	-	1.81
Band 0	-	-	1.83
Total	$84,722	49,232

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$411
Mortality & expense charges			(8,029)
Net investment income (loss)			(7,618)

Gain (loss) on investments:
Net realized gain (loss)			196,674
Realized gain distributions			9,904
Net change in unrealized appreciation (depreciation)			(114,955)
Net gain (loss)			91,623

Increase (decrease) in net assets from operations			$84,005

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,618)	$(20,617)
Net realized gain (loss)		196,674	171,499
Realized gain distributions		9,904	143,608
Net change in unrealized appreciation (depreciation)		(114,955)	(78,088)

Increase (decrease) in net assets from operations		84,005	216,402

Contract owner transactions:
Proceeds from units sold		38,469	158,840
Cost of units redeemed		(1,147,836)	(2,055,874)
Account charges		(224)	(1,461)
Increase (decrease)		(1,109,591)	(1,898,495)
Net increase (decrease)		(1,025,586)	(1,682,093)
Net assets, beginning		1,110,308	2,792,401
Net assets, ending		$84,722	$1,110,308

Units sold		23,527	126,786
Units redeemed		(681,506)	(1,569,650)
Net increase (decrease)		(657,979)	(1,442,864)
Units outstanding, beginning		707,211	2,150,075
Units outstanding, ending		49,232	707,211

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,880,508
Cost of units redeemed/account charges			(10,366,313)
Net investment income (loss)			(18,477)
Net realized gain (loss)			437,879
Realized gain distributions			153,512
Net change in unrealized appreciation (depreciation)			(2,387)
Net assets			$84,722

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.72	49	$85	1.25%	9.6%	12/31/2021	$1.74	0	$0	1.00%	9.9%	12/31/2021	$1.77	0	$0	0.75%	10.2%
12/31/2020	1.57	707	1,110	1.25%	20.9%	12/31/2020	1.59	0	0	1.00%	21.2%	12/31/2020	1.60	0	0	0.75%	21.5%
12/31/2019	1.30	2,150	2,792	1.25%	27.6%	12/31/2019	1.31	0	0	1.00%	27.9%	12/31/2019	1.32	0	0	0.75%	28.2%
12/31/2018	1.02	3,938	4,009	1.25%	-20.2%	12/31/2018	1.02	0	0	1.00%	-20.0%	12/31/2018	1.03	0	0	0.75%	-19.8%
12/31/2017	1.28	1,722	2,197	1.25%	25.6%	12/31/2017	1.28	0	0	1.00%	25.9%	12/31/2017	1.28	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	0	$0	0.50%	10.4%	12/31/2021	$1.81	0	$0	0.25%	10.7%	12/31/2021	$1.83	0	$0	0.00%	11.0%
12/31/2020	1.62	0	0	0.50%	21.8%	12/31/2020	1.64	0	0	0.25%	22.1%	12/31/2020	1.65	0	0	0.00%	22.4%
12/31/2019	1.33	0	0	0.50%	28.5%	12/31/2019	1.34	0	0	0.25%	28.8%	12/31/2019	1.35	0	0	0.00%	29.2%
12/31/2018	1.03	0	0	0.50%	-19.6%	12/31/2018	1.04	0	0	0.25%	-19.4%	12/31/2018	1.04	0	0	0.00%	-19.2%
12/31/2017	1.29	0	0	0.50%	26.5%	12/31/2017	1.29	0	0	0.25%	26.8%	12/31/2017	1.29	0	0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.1%
2019	1.3%
2018	2.1%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global R6 Class - 06-FYV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$516,278	$452,019	4,118
Receivables: investments sold	2,070
Payables: investments purchased	-
Net assets	$518,348

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$518,348	286,537	$1.81
Band 100	-	-	1.83
Band 75	-	-	1.85
Band 50	-	-	1.87
Band 25	-	-	1.89
Band 0	-	-	1.91
Total	$518,348	286,537

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,216)
Net investment income (loss)			(5,216)

Gain (loss) on investments:
Net realized gain (loss)			14,617
Realized gain distributions			34,125
Net change in unrealized appreciation (depreciation)			22,938
Net gain (loss)			71,680

Increase (decrease) in net assets from operations			$66,464

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,216)	$(1,302)
Net realized gain (loss)		14,617	327
Realized gain distributions		34,125	7,058
Net change in unrealized appreciation (depreciation)		22,938	21,516

Increase (decrease) in net assets from operations		66,464	27,599

Contract owner transactions:
Proceeds from units sold		660,355	10,865
Cost of units redeemed		(339,847)	(5,863)
Account charges		(865)	(250)
Increase (decrease)		319,643	4,752
Net increase (decrease)		386,107	32,351
Net assets, beginning		132,241	99,890
Net assets, ending		$518,348	$132,241

Units sold		415,283	8,705
Units redeemed		(212,328)	(4,996)
Net increase (decrease)		202,955	3,709
Units outstanding, beginning		83,582	79,873
Units outstanding, ending		286,537	83,582

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$825,611
Cost of units redeemed/account charges			(417,449)
Net investment income (loss)			(7,190)
Net realized gain (loss)			5,937
Realized gain distributions			47,180
Net change in unrealized appreciation (depreciation)			64,259
Net assets			$518,348

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.81	287	$518	1.25%	14.3%	12/31/2021	$1.83	0	$0	1.00%	14.6%	12/31/2021	$1.85	0	$0	0.75%	14.9%
12/31/2020	1.58	84	132	1.25%	26.5%	12/31/2020	1.60	0	0	1.00%	26.8%	12/31/2020	1.61	0	0	0.75%	27.1%
12/31/2019	1.25	80	100	1.25%	30.5%	12/31/2019	1.26	0	0	1.00%	30.8%	12/31/2019	1.27	0	0	0.75%	31.1%
12/31/2018	0.96	75	72	1.25%	-14.3%	12/31/2018	0.96	0	0	1.00%	-14.1%	12/31/2018	0.97	0	0	0.75%	-13.9%
12/31/2017	1.12	0	0	1.25%	11.9%	12/31/2017	1.12	0	0	1.00%	12.0%	12/31/2017	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.87	0	$0	0.50%	15.2%	12/31/2021	$1.89	0	$0	0.25%	15.5%	12/31/2021	$1.91	0	$0	0.00%	15.8%
12/31/2020	1.62	0	0	0.50%	27.5%	12/31/2020	1.64	0	0	0.25%	27.8%	12/31/2020	1.65	0	0	0.00%	28.1%
12/31/2019	1.27	0	0	0.50%	31.4%	12/31/2019	1.28	0	0	0.25%	31.8%	12/31/2019	1.29	0	0	0.00%	32.1%
12/31/2018	0.97	0	0	0.50%	-13.6%	12/31/2018	0.97	0	0	0.25%	-13.4%	12/31/2018	0.98	0	0	0.00%	-13.2%
12/31/2017	1.12	0	0	0.50%	12.3%	12/31/2017	1.12	0	0	0.25%	12.4%	12/31/2017	1.13	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.6%
2018	1.3%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Opps R6 Class - 06-FYW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$363,914	$381,201	4,792
Receivables: investments sold	5,795
Payables: investments purchased	-
Net assets	$369,709

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$369,709	220,349	$1.68
Band 100	-	-	1.70
Band 75	-	-	1.72
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.78
Total	$369,709	220,349

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,202)
Net investment income (loss)			(4,202)

Gain (loss) on investments:
Net realized gain (loss)			34,286
Realized gain distributions			17,484
Net change in unrealized appreciation (depreciation)			(48,764)
Net gain (loss)			3,006

Increase (decrease) in net assets from operations			$(1,196)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,202)	$(1,534)
Net realized gain (loss)		34,286	6,266
Realized gain distributions		17,484	16,827
Net change in unrealized appreciation (depreciation)		(48,764)	29,527

Increase (decrease) in net assets from operations		(1,196)	51,086

Contract owner transactions:
Proceeds from units sold		336,482	307,677
Cost of units redeemed		(171,146)	(177,077)
Account charges		(113)	(20)
Increase (decrease)		165,223	130,580
Net increase (decrease)		164,027	181,666
Net assets, beginning		205,682	24,016
Net assets, ending		$369,709	$205,682

Units sold		196,122	235,316
Units redeemed		(97,403)	(133,339)
Net increase (decrease)		98,719	101,977
Units outstanding, beginning		121,630	19,653
Units outstanding, ending		220,349	121,630

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$902,822
Cost of units redeemed/account charges			(573,773)
Net investment income (loss)			(6,229)
Net realized gain (loss)			17,514
Realized gain distributions			46,662
Net change in unrealized appreciation (depreciation)			(17,287)
Net assets			$369,709

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	220	$370	1.25%	-0.8%	12/31/2021	$1.70	0	$0	1.00%	-0.5%	12/31/2021	$1.72	0	$0	0.75%	-0.3%
12/31/2020	1.69	122	206	1.25%	38.4%	12/31/2020	1.71	0	0	1.00%	38.7%	12/31/2020	1.72	0	0	0.75%	39.1%
12/31/2019	1.22	20	24	1.25%	26.7%	12/31/2019	1.23	0	0	1.00%	27.0%	12/31/2019	1.24	0	0	0.75%	27.4%
12/31/2018	0.96	16	15	1.25%	-18.8%	12/31/2018	0.97	0	0	1.00%	-18.6%	12/31/2018	0.97	0	0	0.75%	-18.4%
12/31/2017	1.19	0	0	1.25%	18.8%	12/31/2017	1.19	0	0	1.00%	18.9%	12/31/2017	1.19	0	0	0.75%	19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	0	$0	0.50%	0.0%	12/31/2021	$1.76	0	$0	0.25%	0.2%	12/31/2021	$1.78	0	$0	0.00%	0.5%
12/31/2020	1.74	0	0	0.50%	39.4%	12/31/2020	1.75	0	0	0.25%	39.8%	12/31/2020	1.77	0	0	0.00%	40.1%
12/31/2019	1.25	0	0	0.50%	27.7%	12/31/2019	1.25	0	0	0.25%	28.0%	12/31/2019	1.26	0	0	0.00%	28.3%
12/31/2018	0.98	0	0	0.50%	-18.2%	12/31/2018	0.98	0	0	0.25%	-18.0%	12/31/2018	0.98	0	0	0.00%	-17.8%
12/31/2017	1.19	0	0	0.50%	19.2%	12/31/2017	1.19	0	0	0.25%	19.4%	12/31/2017	1.20	0	0	0.00%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Bond R6 Class - 06-FYX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$398,921	$426,535	78,597
Receivables: investments sold	1,923
Payables: investments purchased	-
Net assets	$400,844

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$400,844	398,880	$1.00
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$400,844	398,880

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16,895
Mortality & expense charges			(6,816)
Net investment income (loss)			10,079

Gain (loss) on investments:
Net realized gain (loss)			(10,860)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(64,575)
Net gain (loss)			(75,435)

Increase (decrease) in net assets from operations			$(65,356)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,079	$13,168
Net realized gain (loss)		(10,860)	(4,568)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(64,575)	38,269

Increase (decrease) in net assets from operations		(65,356)	46,869

Contract owner transactions:
Proceeds from units sold		192,485	83,911
Cost of units redeemed		(371,019)	(170,533)
Account charges		(45)	(21)
Increase (decrease)		(178,579)	(86,643)
Net increase (decrease)		(243,935)	(39,774)
Net assets, beginning		644,779	684,553
Net assets, ending		$400,844	$644,779

Units sold		187,166	86,452
Units redeemed		(359,011)	(165,287)
Net increase (decrease)		(171,845)	(78,835)
Units outstanding, beginning		570,725	649,560
Units outstanding, ending		398,880	570,725

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,107,292
Cost of units redeemed/account charges			(718,827)
Net investment income (loss)			60,061
Net realized gain (loss)			(20,068)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(27,614)
Net assets			$400,844

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	399	$401	1.25%	-11.0%	12/31/2021	$1.02	0	$0	1.00%	-10.8%	12/31/2021	$1.03	0	$0	0.75%	-10.6%
12/31/2020	1.13	571	645	1.25%	7.2%	12/31/2020	1.14	0	0	1.00%	7.5%	12/31/2020	1.15	0	0	0.75%	7.7%
12/31/2019	1.05	650	685	1.25%	8.7%	12/31/2019	1.06	0	0	1.00%	9.0%	12/31/2019	1.07	0	0	0.75%	9.3%
12/31/2018	0.97	593	574	1.25%	-6.7%	12/31/2018	0.97	0	0	1.00%	-6.5%	12/31/2018	0.98	0	0	0.75%	-6.3%
12/31/2017	1.04	0	0	1.25%	3.9%	12/31/2017	1.04	0	0	1.00%	4.0%	12/31/2017	1.04	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	0.50%	-10.4%	12/31/2021	$1.05	0	$0	0.25%	-10.2%	12/31/2021	$1.06	0	$0	0.00%	-9.9%
12/31/2020	1.16	0	0	0.50%	8.0%	12/31/2020	1.17	0	0	0.25%	8.3%	12/31/2020	1.18	0	0	0.00%	8.6%
12/31/2019	1.07	0	0	0.50%	9.6%	12/31/2019	1.08	0	0	0.25%	9.8%	12/31/2019	1.09	0	0	0.00%	10.1%
12/31/2018	0.98	0	0	0.50%	-6.0%	12/31/2018	0.98	0	0	0.25%	-5.8%	12/31/2018	0.99	0	0	0.00%	-5.5%
12/31/2017	1.04	0	0	0.50%	4.3%	12/31/2017	1.04	0	0	0.25%	4.4%	12/31/2017	1.05	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.2%
2020	3.1%
2019	5.4%
2018	5.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Sen Floating Rate R6 Class - 06-GCC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,667	$42,137	5,891
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$41,655

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,655	40,112	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$41,655	40,112

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,010
Mortality & expense charges			(1,038)
Net investment income (loss)			2,972

Gain (loss) on investments:
Net realized gain (loss)			(16,080)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,871
Net gain (loss)			4,791

Increase (decrease) in net assets from operations			$7,763

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,972	$17,006
Net realized gain (loss)		(16,080)	(42,977)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		20,871	2,379

Increase (decrease) in net assets from operations		7,763	(23,592)

Contract owner transactions:
Proceeds from units sold		12,289	119,344
Cost of units redeemed		(265,971)	(260,627)
Account charges		(254)	(940)
Increase (decrease)		(253,936)	(142,223)
Net increase (decrease)		(246,173)	(165,815)
Net assets, beginning		287,828	453,643
Net assets, ending		$41,655	$287,828

Units sold		14,929	128,370
Units redeemed		(273,487)	(275,969)
Net increase (decrease)		(258,558)	(147,599)
Units outstanding, beginning		298,670	446,269
Units outstanding, ending		40,112	298,670

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,075,804
Cost of units redeemed/account charges			(1,012,872)
Net investment income (loss)			48,105
Net realized gain (loss)			(68,912)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(470)
Net assets			$41,655

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	40	$42	1.25%	7.8%	12/31/2021	$1.05	0	$0	1.00%	8.0%	12/31/2021	$1.06	0	$0	0.75%	8.3%
12/31/2020	0.96	299	288	1.25%	-5.2%	12/31/2020	0.97	0	0	1.00%	-5.0%	12/31/2020	0.98	0	0	0.75%	-4.7%
12/31/2019	1.02	446	454	1.25%	1.4%	12/31/2019	1.02	0	0	1.00%	1.7%	12/31/2019	1.03	0	0	0.75%	2.0%
12/31/2018	1.00	474	475	1.25%	-1.9%	12/31/2018	1.01	0	0	1.00%	-1.7%	12/31/2018	1.01	0	0	0.75%	-1.4%
12/31/2017	1.02	108	110	1.25%	2.2%	12/31/2017	1.02	0	0	1.00%	2.3%	12/31/2017	1.02	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	0	$0	0.50%	8.6%	12/31/2021	$1.09	0	$0	0.25%	8.8%	12/31/2021	$1.10	0	$0	0.00%	9.1%
12/31/2020	0.99	0	0	0.50%	-4.5%	12/31/2020	1.00	0	0	0.25%	-4.2%	12/31/2020	1.01	0	0	0.00%	-4.0%
12/31/2019	1.04	0	0	0.50%	2.2%	12/31/2019	1.04	0	0	0.25%	2.5%	12/31/2019	1.05	0	0	0.00%	2.7%
12/31/2018	1.01	0	0	0.50%	-1.2%	12/31/2018	1.02	0	0	0.25%	-0.9%	12/31/2018	1.02	0	0	0.00%	-0.7%
12/31/2017	1.03	0	0	0.50%	2.6%	12/31/2017	1.03	0	0	0.25%	2.7%	12/31/2017	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	6.1%
2019	5.5%
2018	3.7%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc MidCapGr R6 Class - 06-3F3

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$285,709	$254,369	7,809
Receivables: investments sold	-
Payables: investments purchased	(43)
Net assets	$285,666

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$285,666	149,018	$1.92
Band 100	-	-	1.93
Band 75	-	-	1.95
Band 50	-	-	1.97
Band 25	-	-	1.99
Band 0	-	-	2.00
Total	$285,666	149,018

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,358)
Net investment income (loss)			(2,358)

Gain (loss) on investments:
Net realized gain (loss)			2,992
Realized gain distributions			38,396
Net change in unrealized appreciation (depreciation)			(11,037)
Net gain (loss)			30,351

Increase (decrease) in net assets from operations			$27,993

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,358)	$(1,065)
Net realized gain (loss)		2,992	10,947
Realized gain distributions		38,396	3,802
Net change in unrealized appreciation (depreciation)		(11,037)	42,377

Increase (decrease) in net assets from operations		27,993	56,061

Contract owner transactions:
Proceeds from units sold		149,317	111,105
Cost of units redeemed		(20,812)	(36,701)
Account charges		(782)	(515)
Increase (decrease)		127,723	73,889
Net increase (decrease)		155,716	129,950
Net assets, beginning		129,950	-
Net assets, ending		$285,666	$129,950

Units sold		81,955	106,534
Units redeemed		(12,786)	(26,685)
Net increase (decrease)		69,169	79,849
Units outstanding, beginning		79,849	-
Units outstanding, ending		149,018	79,849

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$260,422
Cost of units redeemed/account charges			(58,810)
Net investment income (loss)			(3,423)
Net realized gain (loss)			13,939
Realized gain distributions			42,198
Net change in unrealized appreciation (depreciation)			31,340
Net assets			$285,666

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.92	149	$286	1.25%	17.8%	12/31/2021	$1.93	0	$0	1.00%	18.1%	12/31/2021	$1.95	0	$0	0.75%	18.4%
12/31/2020	1.63	80	130	1.25%	39.0%	12/31/2020	1.64	0	0	1.00%	39.3%	12/31/2020	1.65	0	0	0.75%	39.7%
12/31/2019	1.17	0	0	1.25%	37.8%	12/31/2019	1.18	0	0	1.00%	38.1%	12/31/2019	1.18	0	0	0.75%	38.5%
12/31/2018	0.85	0	0	1.25%	-15.0%	12/31/2018	0.85	0	0	1.00%	-14.9%	12/31/2018	0.85	0	0	0.75%	-14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	0	$0	0.50%	18.7%	12/31/2021	$1.99	0	$0	0.25%	19.0%	12/31/2021	$2.00	0	$0	0.00%	19.3%
12/31/2020	1.66	0	0	0.50%	40.0%	12/31/2020	1.67	0	0	0.25%	40.4%	12/31/2020	1.68	0	0	0.00%	40.7%
12/31/2019	1.18	0	0	0.50%	38.8%	12/31/2019	1.19	0	0	0.25%	39.2%	12/31/2019	1.19	0	0	0.00%	39.5%
12/31/2018	0.85	0	0	0.50%	-14.7%	12/31/2018	0.85	0	0	0.25%	-14.6%	12/31/2018	0.86	0	0	0.00%	-14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Gold & Spcl Min R6 Class - 06-34Y

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$543,317	$520,706	20,593
Receivables: investments sold	3,015
Payables: investments purchased	-
Net assets	$546,332

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$546,332	307,862	$1.77
Band 100	-	-	1.79
Band 75	-	-	1.81
Band 50	-	-	1.83
Band 25	-	-	1.84
Band 0	-	-	1.86
Total	$546,332	307,862

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$17,630
Mortality & expense charges			(2,419)
Net investment income (loss)			15,211

Gain (loss) on investments:
Net realized gain (loss)			3,274
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,111)
Net gain (loss)			(5,837)

Increase (decrease) in net assets from operations			$9,374

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,211	$1,414
Net realized gain (loss)		3,274	918
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(9,111)	18,572

Increase (decrease) in net assets from operations		9,374	20,904

Contract owner transactions:
Proceeds from units sold		485,177	52,332
Cost of units redeemed		(74,719)	(2,823)
Account charges		(246)	(163)
Increase (decrease)		410,212	49,346
Net increase (decrease)		419,586	70,250
Net assets, beginning		126,746	56,496
Net assets, ending		$546,332	$126,746

Units sold		284,156	29,061
Units redeemed		(45,095)	(1,644)
Net increase (decrease)		239,061	27,417
Units outstanding, beginning		68,801	41,384
Units outstanding, ending		307,862	68,801

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$620,027
Cost of units redeemed/account charges			(118,067)
Net investment income (loss)			16,500
Net realized gain (loss)			5,261
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22,611
Net assets			$546,332

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	308	$546	1.25%	-3.7%	12/31/2021	$1.79	0	$0	1.00%	-3.4%	12/31/2021	$1.81	0	$0	0.75%	-3.2%
12/31/2020	1.84	69	127	1.25%	34.9%	12/31/2020	1.86	0	0	1.00%	35.3%	12/31/2020	1.87	0	0	0.75%	35.6%
12/31/2019	1.37	41	56	1.25%	45.1%	12/31/2019	1.37	0	0	1.00%	45.5%	12/31/2019	1.38	0	0	0.75%	45.9%
12/31/2018	0.94	20	19	1.25%	-5.9%	12/31/2018	0.94	0	0	1.00%	-5.8%	12/31/2018	0.94	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	0	$0	0.50%	-2.9%	12/31/2021	$1.84	0	$0	0.25%	-2.7%	12/31/2021	$1.86	0	$0	0.00%	-2.5%
12/31/2020	1.88	0	0	0.50%	36.0%	12/31/2020	1.89	0	0	0.25%	36.3%	12/31/2020	1.91	0	0	0.00%	36.6%
12/31/2019	1.38	0	0	0.50%	46.2%	12/31/2019	1.39	0	0	0.25%	46.6%	12/31/2019	1.40	0	0	0.00%	47.0%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.2%	12/31/2018	0.95	0	0	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.2%
2020	2.8%
2019	0.8%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Oppenheimer Developing Markets Fund A Class - 06-466

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,138,968	$4,199,194	108,858
Receivables: investments sold	66,631
Payables: investments purchased	-
Net assets	$5,205,599

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,827,651	2,884,985	$1.67
Band 100	377,708	219,023	1.72
Band 75	-	-	1.78
Band 50	240	131	1.83
Band 25	-	-	1.89
Band 0	-	-	1.95
Total	$5,205,599	3,104,139

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,783
Mortality & expense charges			(83,219)
Net investment income (loss)			(78,436)

Gain (loss) on investments:
Net realized gain (loss)			691,900
Realized gain distributions			237,818
Net change in unrealized appreciation (depreciation)			(1,332,918)
Net gain (loss)			(403,200)

Increase (decrease) in net assets from operations			$(481,636)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(78,436)	$(78,915)
Net realized gain (loss)		691,900	245,167
Realized gain distributions		237,818	-
Net change in unrealized appreciation (depreciation)		(1,332,918)	800,816

Increase (decrease) in net assets from operations		(481,636)	967,068

Contract owner transactions:
Proceeds from units sold		884,868	773,413
Cost of units redeemed		(2,538,647)	(1,954,175)
Account charges		(3,964)	(4,276)
Increase (decrease)		(1,657,743)	(1,185,038)
Net increase (decrease)		(2,139,379)	(217,970)
Net assets, beginning		7,344,978	7,562,948
Net assets, ending		$5,205,599	$7,344,978

Units sold		522,534	560,319
Units redeemed		(1,406,862)	(1,333,022)
Net increase (decrease)		(884,328)	(772,703)
Units outstanding, beginning		3,988,467	4,761,170
Units outstanding, ending		3,104,139	3,988,467

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$43,389,108
Cost of units redeemed/account charges			(42,019,452)
Net investment income (loss)			(747,513)
Net realized gain (loss)			3,071,790
Realized gain distributions			571,892
Net change in unrealized appreciation (depreciation)			939,774
Net assets			$5,205,599

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.67	2,885	$4,828	1.25%	-8.7%	12/31/2021	$1.72	219	$378	1.00%	-8.4%	12/31/2021	$1.78	0	$0	0.75%	-8.2%
12/31/2020	1.83	3,641	6,670	1.25%	15.8%	12/31/2020	1.88	252	474	1.00%	16.1%	12/31/2020	1.94	0	0	0.75%	16.3%
12/31/2019	1.58	4,395	6,955	1.25%	22.4%	12/31/2019	1.62	281	456	1.00%	22.8%	12/31/2019	1.66	0	0	0.75%	23.1%
12/31/2018	1.29	6,459	8,347	1.25%	-13.2%	12/31/2018	1.32	340	450	1.00%	-13.0%	12/31/2018	1.35	0	0	0.75%	-12.8%
12/31/2017	1.49	7,850	11,692	1.25%	33.1%	12/31/2017	1.52	320	487	1.00%	33.4%	12/31/2017	1.55	0	0	0.75%	33.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	0	$0	0.50%	-8.0%	12/31/2021	$1.89	0	$0	0.25%	-7.7%	12/31/2021	$1.95	0	$0	0.00%	-7.5%
12/31/2020	1.99	2	4	0.50%	16.6%	12/31/2020	2.05	0	0	0.25%	16.9%	12/31/2020	2.10	93	197	0.00%	17.2%
12/31/2019	1.71	3	5	0.50%	23.4%	12/31/2019	1.75	0	0	0.25%	23.7%	12/31/2019	1.79	82	147	0.00%	24.0%
12/31/2018	1.38	4	5	0.50%	-12.6%	12/31/2018	1.41	0	0	0.25%	-12.4%	12/31/2018	1.45	71	103	0.00%	-12.1%
12/31/2017	1.58	4	7	0.50%	34.1%	12/31/2017	1.61	0	0	0.25%	34.4%	12/31/2017	1.65	56	93	0.00%	34.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.0%
2019	0.2%
2018	0.2%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Oppenheimer Developing Markets Fund Y Class - 06-571

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,482,241	$4,095,166	96,035
Receivables: investments sold	33,330
Payables: investments purchased	-
Net assets	$4,515,571

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,515,571	3,121,657	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.52
Band 50	-	-	1.56
Band 25	-	-	1.60
Band 0	-	-	1.64
Total	$4,515,571	3,121,657

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$19,467
Mortality & expense charges			(75,136)
Net investment income (loss)			(55,669)

Gain (loss) on investments:
Net realized gain (loss)			540,430
Realized gain distributions			236,203
Net change in unrealized appreciation (depreciation)			(1,153,944)
Net gain (loss)			(377,311)

Increase (decrease) in net assets from operations			$(432,980)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(55,669)	$(64,837)
Net realized gain (loss)		540,430	310,826
Realized gain distributions		236,203	-
Net change in unrealized appreciation (depreciation)		(1,153,944)	500,042

Increase (decrease) in net assets from operations		(432,980)	746,031

Contract owner transactions:
Proceeds from units sold		1,394,604	3,500,060
Cost of units redeemed		(3,317,911)	(3,771,956)
Account charges		(4,008)	(2,733)
Increase (decrease)		(1,927,315)	(274,629)
Net increase (decrease)		(2,360,295)	471,402
Net assets, beginning		6,875,866	6,404,464
Net assets, ending		$4,515,571	$6,875,866

Units sold		902,784	2,622,982
Units redeemed		(2,134,991)	(2,975,099)
Net increase (decrease)		(1,232,207)	(352,117)
Units outstanding, beginning		4,353,864	4,705,981
Units outstanding, ending		3,121,657	4,353,864

* Date of Fund Inception into Variable Account: 2 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$45,007,310
Cost of units redeemed/account charges			(43,441,472)
Net investment income (loss)			(415,001)
Net realized gain (loss)			2,312,411
Realized gain distributions			665,248
Net change in unrealized appreciation (depreciation)			387,075
Net assets			$4,515,571

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	3,122	$4,516	1.25%	-8.4%	12/31/2021	$1.48	0	$0	1.00%	-8.2%	12/31/2021	$1.52	0	$0	0.75%	-7.9%
12/31/2020	1.58	4,354	6,876	1.25%	16.0%	12/31/2020	1.61	0	0	1.00%	16.3%	12/31/2020	1.65	0	0	0.75%	16.6%
12/31/2019	1.36	4,706	6,404	1.25%	22.8%	12/31/2019	1.39	0	0	1.00%	23.1%	12/31/2019	1.42	0	0	0.75%	23.4%
12/31/2018	1.11	5,745	6,369	1.25%	-13.0%	12/31/2018	1.13	0	0	1.00%	-12.8%	12/31/2018	1.15	0	0	0.75%	-12.6%
12/31/2017	1.27	8,757	11,163	1.25%	33.4%	12/31/2017	1.29	0	0	1.00%	33.8%	12/31/2017	1.31	0	0	0.75%	34.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	0	$0	0.50%	-7.7%	12/31/2021	$1.60	0	$0	0.25%	-7.5%	12/31/2021	$1.64	0	$0	0.00%	-7.3%
12/31/2020	1.69	0	0	0.50%	16.9%	12/31/2020	1.73	0	0	0.25%	17.2%	12/31/2020	1.76	0	0	0.00%	17.5%
12/31/2019	1.44	0	0	0.50%	23.7%	12/31/2019	1.47	0	0	0.25%	24.0%	12/31/2019	1.50	0	0	0.00%	24.3%
12/31/2018	1.17	0	0	0.50%	-12.4%	12/31/2018	1.19	0	0	0.25%	-12.2%	12/31/2018	1.21	0	0	0.00%	-11.9%
12/31/2017	1.33	0	0	0.50%	34.4%	12/31/2017	1.35	0	0	0.25%	34.8%	12/31/2017	1.37	0	0	0.00%	35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.2%
2019	0.5%
2018	0.4%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global A Class - 06-763

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,957,887	$1,385,290	15,689
Receivables: investments sold	-
Payables: investments purchased	(7,413)
Net assets	$1,950,474

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$398,535	133,173	$2.99
Band 100	190,480	62,214	3.06
Band 75	-	-	3.13
Band 50	1,361,459	424,845	3.20
Band 25	-	-	3.28
Band 0	-	-	3.35
Total	$1,950,474	620,232

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(14,587)
Net investment income (loss)			(14,587)

Gain (loss) on investments:
Net realized gain (loss)			292,389
Realized gain distributions			131,104
Net change in unrealized appreciation (depreciation)			(101,597)
Net gain (loss)			321,896

Increase (decrease) in net assets from operations			$307,309

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,587)	$(13,637)
Net realized gain (loss)		292,389	63,742
Realized gain distributions		131,104	133,011
Net change in unrealized appreciation (depreciation)		(101,597)	349,413

Increase (decrease) in net assets from operations		307,309	532,529

Contract owner transactions:
Proceeds from units sold		76,327	70,054
Cost of units redeemed		(893,170)	(353,763)
Account charges		(387)	(465)
Increase (decrease)		(817,230)	(284,174)
Net increase (decrease)		(509,921)	248,355
Net assets, beginning		2,460,395	2,212,040
Net assets, ending		$1,950,474	$2,460,395

Units sold		27,145	36,547
Units redeemed		(298,912)	(160,569)
Net increase (decrease)		(271,767)	(124,022)
Units outstanding, beginning		891,999	1,016,021
Units outstanding, ending		620,232	891,999

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,380,181
Cost of units redeemed/account charges			(5,565,723)
Net investment income (loss)			(14,820)
Net realized gain (loss)			698,481
Realized gain distributions			879,758
Net change in unrealized appreciation (depreciation)			572,597
Net assets			$1,950,474

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.99	133	$399	1.25%	13.9%	12/31/2021	$3.06	62	$190	1.00%	14.2%	12/31/2021	$3.13	0	$0	0.75%	14.5%
12/31/2020	2.63	127	334	1.25%	26.0%	12/31/2020	2.68	80	215	1.00%	26.4%	12/31/2020	2.74	0	0	0.75%	26.7%
12/31/2019	2.08	138	288	1.25%	29.9%	12/31/2019	2.12	77	163	1.00%	30.3%	12/31/2019	2.16	0	0	0.75%	30.6%
12/31/2018	1.60	199	319	1.25%	-14.6%	12/31/2018	1.63	85	139	1.00%	-14.4%	12/31/2018	1.65	0	0	0.75%	-14.2%
12/31/2017	1.88	287	539	1.25%	34.6%	12/31/2017	1.90	132	252	1.00%	34.9%	12/31/2017	1.93	0	0	0.75%	35.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.20	425	$1,361	0.50%	14.8%	12/31/2021	$3.28	0	$0	0.25%	15.1%	12/31/2021	$3.35	0	$0	0.00%	15.4%
12/31/2020	2.79	685	1,912	0.50%	27.0%	12/31/2020	2.85	0	0	0.25%	27.3%	12/31/2020	2.91	0	0	0.00%	27.6%
12/31/2019	2.20	801	1,761	0.50%	30.9%	12/31/2019	2.24	0	0	0.25%	31.2%	12/31/2019	2.28	0	0	0.00%	31.6%
12/31/2018	1.68	905	1,520	0.50%	-14.0%	12/31/2018	1.71	0	0	0.25%	-13.8%	12/31/2018	1.73	0	0	0.00%	-13.6%
12/31/2017	1.95	1,002	1,957	0.50%	35.6%	12/31/2017	1.98	0	0	0.25%	35.9%	12/31/2017	2.00	0	0	0.00%	36.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.6%
2018	0.4%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parnassus Core Equity Fund Investor Class - 06-497

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,791,296	$27,041,553	436,829
Receivables: investments sold	-
Payables: investments purchased	(91,961)
Net assets	$27,699,335

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,699,335	6,435,753	$4.30
Band 100	-	-	4.43
Band 75	-	-	4.55
Band 50	-	-	4.68
Band 25	-	-	4.81
Band 0	-	-	4.95
Total	$27,699,335	6,435,753

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$189,126
Mortality & expense charges			(177,322)
Net investment income (loss)			11,804

Gain (loss) on investments:
Net realized gain (loss)			732,223
Realized gain distributions			1,819,726
Net change in unrealized appreciation (depreciation)			335,671
Net gain (loss)			2,887,620

Increase (decrease) in net assets from operations			$2,899,424

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,804	$(15,178)
Net realized gain (loss)		732,223	41,102
Realized gain distributions		1,819,726	132,409
Net change in unrealized appreciation (depreciation)		335,671	170,610

Increase (decrease) in net assets from operations		2,899,424	328,943

Contract owner transactions:
Proceeds from units sold		24,987,712	613,014
Cost of units redeemed		(2,739,152)	(1,834,128)
Account charges		(595)	(1,909)
Increase (decrease)		22,247,965	(1,223,023)
Net increase (decrease)		25,147,389	(894,080)
Net assets, beginning		2,551,946	3,446,026
Net assets, ending		$27,699,335	$2,551,946

Units sold		6,380,552	222,947
Units redeemed		(691,673)	(683,158)
Net increase (decrease)		5,688,879	(460,211)
Units outstanding, beginning		746,874	1,207,085
Units outstanding, ending		6,435,753	746,874

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$54,631,598
Cost of units redeemed/account charges			(41,157,356)
Net investment income (loss)			20,780
Net realized gain (loss)			6,058,050
Realized gain distributions			7,396,520
Net change in unrealized appreciation (depreciation)			749,743
Net assets			$27,699,335

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.30	6,436	$27,699	1.25%	26.0%	12/31/2021	$4.43	0	$0	1.00%	26.3%	12/31/2021	$4.55	0	$0	0.75%	26.6%
12/31/2020	3.42	747	2,552	1.25%	19.7%	12/31/2020	3.50	0	0	1.00%	20.0%	12/31/2020	3.60	0	0	0.75%	20.3%
12/31/2019	2.85	1,207	3,446	1.25%	29.1%	12/31/2019	2.92	0	0	1.00%	29.4%	12/31/2019	2.99	0	0	0.75%	29.7%
12/31/2018	2.21	8,554	18,921	1.25%	-1.4%	12/31/2018	2.26	0	0	1.00%	-1.2%	12/31/2018	2.30	0	0	0.75%	-0.9%
12/31/2017	2.24	10,022	22,490	1.25%	15.1%	12/31/2017	2.28	0	0	1.00%	15.4%	12/31/2017	2.33	0	0	0.75%	15.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.68	0	$0	0.50%	26.9%	12/31/2021	$4.81	0	$0	0.25%	27.2%	12/31/2021	$4.95	0	$0	0.00%	27.5%
12/31/2020	3.69	0	0	0.50%	20.6%	12/31/2020	3.78	0	0	0.25%	20.9%	12/31/2020	3.88	0	0	0.00%	21.2%
12/31/2019	3.06	0	0	0.50%	30.0%	12/31/2019	3.13	0	0	0.25%	30.4%	12/31/2019	3.20	0	0	0.00%	30.7%
12/31/2018	2.35	0	0	0.50%	-0.7%	12/31/2018	2.40	0	0	0.25%	-0.4%	12/31/2018	2.45	0	0	0.00%	-0.2%
12/31/2017	2.37	0	0	0.50%	16.0%	12/31/2017	2.41	0	0	0.25%	16.3%	12/31/2017	2.45	0	0	0.00%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	0.6%
2019	0.9%
2018	1.1%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parnassus Fund - 06-496

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$343,500	$265,797	5,465
Receivables: investments sold	8,263
Payables: investments purchased	-
Net assets	$351,763

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$351,763	92,399	$3.81
Band 100	-	-	3.91
Band 75	-	-	4.03
Band 50	-	-	4.14
Band 25	-	-	4.26
Band 0	-	-	4.38
Total	$351,763	92,399

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,912
Mortality & expense charges			(4,101)
Net investment income (loss)			811

Gain (loss) on investments:
Net realized gain (loss)			10,408
Realized gain distributions			10,005
Net change in unrealized appreciation (depreciation)			3,966
Net gain (loss)			24,379

Increase (decrease) in net assets from operations			$25,190

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$811	$(3,355)
Net realized gain (loss)		10,408	12,675
Realized gain distributions		10,005	15,321
Net change in unrealized appreciation (depreciation)		3,966	44,300

Increase (decrease) in net assets from operations		25,190	68,941

Contract owner transactions:
Proceeds from units sold		42,295	32,859
Cost of units redeemed		(28,272)	(110,184)
Account charges		-	(142)
Increase (decrease)		14,023	(77,467)
Net increase (decrease)		39,213	(8,526)
Net assets, beginning		312,550	321,076
Net assets, ending		$351,763	$312,550

Units sold		11,226	11,499
Units redeemed		(7,500)	(38,521)
Net increase (decrease)		3,726	(27,022)
Units outstanding, beginning		88,673	115,695
Units outstanding, ending		92,399	88,673

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,328,521
Cost of units redeemed/account charges			(4,451,264)
Net investment income (loss)			124,276
Net realized gain (loss)			315,429
Realized gain distributions			957,098
Net change in unrealized appreciation (depreciation)			77,703
Net assets			$351,763

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.81	92	$352	1.25%	8.0%	12/31/2021	$3.91	0	$0	1.00%	8.3%	12/31/2021	$4.03	0	$0	0.75%	8.5%
12/31/2020	3.52	89	313	1.25%	27.0%	12/31/2020	3.62	0	0	1.00%	27.3%	12/31/2020	3.71	0	0	0.75%	27.6%
12/31/2019	2.78	116	321	1.25%	28.2%	12/31/2019	2.84	0	0	1.00%	28.5%	12/31/2019	2.91	0	0	0.75%	28.9%
12/31/2018	2.16	635	1,375	1.25%	-10.9%	12/31/2018	2.21	0	0	1.00%	-10.6%	12/31/2018	2.25	0	0	0.75%	-10.4%
12/31/2017	2.43	731	1,776	1.25%	14.6%	12/31/2017	2.47	0	0	1.00%	14.9%	12/31/2017	2.52	0	0	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.14	0	$0	0.50%	8.8%	12/31/2021	$4.26	0	$0	0.25%	9.1%	12/31/2021	$4.38	0	$0	0.00%	9.4%
12/31/2020	3.80	0	0	0.50%	28.0%	12/31/2020	3.90	0	0	0.25%	28.3%	12/31/2020	4.00	0	0	0.00%	28.6%
12/31/2019	2.97	0	0	0.50%	29.2%	12/31/2019	3.04	0	0	0.25%	29.5%	12/31/2019	3.11	0	0	0.00%	29.8%
12/31/2018	2.30	0	0	0.50%	-10.2%	12/31/2018	2.35	0	0	0.25%	-10.0%	12/31/2018	2.40	0	0	0.00%	-9.7%
12/31/2017	2.56	0	0	0.50%	15.5%	12/31/2017	2.61	0	0	0.25%	15.8%	12/31/2017	2.66	0	0	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	0.1%
2019	0.9%
2018	1.1%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parnassus Mid Cap Fund - 06-498

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,943,898	$2,936,096	87,525
Receivables: investments sold	12,273
Payables: investments purchased	-
Net assets	$3,956,171

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,956,171	1,119,203	$3.53
Band 100	-	-	3.63
Band 75	-	-	3.74
Band 50	-	-	3.84
Band 25	-	-	3.95
Band 0	-	-	4.06
Total	$3,956,171	1,119,203

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,071
Mortality & expense charges			(46,077)
Net investment income (loss)			(45,006)

Gain (loss) on investments:
Net realized gain (loss)			135,598
Realized gain distributions			184,664
Net change in unrealized appreciation (depreciation)			242,386
Net gain (loss)			562,648

Increase (decrease) in net assets from operations			$517,642

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(45,006)	$(32,032)
Net realized gain (loss)		135,598	103,341
Realized gain distributions		184,664	5,776
Net change in unrealized appreciation (depreciation)		242,386	358,079

Increase (decrease) in net assets from operations		517,642	435,164

Contract owner transactions:
Proceeds from units sold		489,966	678,882
Cost of units redeemed		(567,129)	(906,117)
Account charges		(572)	(560)
Increase (decrease)		(77,735)	(227,795)
Net increase (decrease)		439,907	207,369
Net assets, beginning		3,516,264	3,308,895
Net assets, ending		$3,956,171	$3,516,264

Units sold		148,154	264,072
Units redeemed		(172,430)	(341,369)
Net increase (decrease)		(24,276)	(77,297)
Units outstanding, beginning		1,143,479	1,220,776
Units outstanding, ending		1,119,203	1,143,479

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$27,272,940
Cost of units redeemed/account charges			(29,182,680)
Net investment income (loss)			(238,427)
Net realized gain (loss)			3,504,800
Realized gain distributions			1,591,736
Net change in unrealized appreciation (depreciation)			1,007,802
Net assets			$3,956,171

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.53	1,119	$3,956	1.25%	15.0%	12/31/2021	$3.63	0	$0	1.00%	15.2%	12/31/2021	$3.74	0	$0	0.75%	15.5%
12/31/2020	3.08	1,143	3,516	1.25%	13.5%	12/31/2020	3.15	0	0	1.00%	13.7%	12/31/2020	3.24	0	0	0.75%	14.0%
12/31/2019	2.71	1,221	3,309	1.25%	27.2%	12/31/2019	2.77	0	0	1.00%	27.5%	12/31/2019	2.84	0	0	0.75%	27.8%
12/31/2018	2.13	6,099	13,002	1.25%	-7.8%	12/31/2018	2.18	0	0	1.00%	-7.6%	12/31/2018	2.22	0	0	0.75%	-7.3%
12/31/2017	2.31	6,092	14,085	1.25%	14.4%	12/31/2017	2.35	0	0	1.00%	14.6%	12/31/2017	2.40	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.84	0	$0	0.50%	15.8%	12/31/2021	$3.95	0	$0	0.25%	16.1%	12/31/2021	$4.06	0	$0	0.00%	16.4%
12/31/2020	3.32	0	0	0.50%	14.3%	12/31/2020	3.40	0	0	0.25%	14.6%	12/31/2020	3.49	0	0	0.00%	14.9%
12/31/2019	2.90	0	0	0.50%	28.1%	12/31/2019	2.97	0	0	0.25%	28.4%	12/31/2019	3.04	0	0	0.00%	28.8%
12/31/2018	2.27	0	0	0.50%	-7.1%	12/31/2018	2.31	0	0	0.25%	-6.9%	12/31/2018	2.36	0	0	0.00%	-6.6%
12/31/2017	2.44	0	0	0.50%	15.2%	12/31/2017	2.48	0	0	0.25%	15.5%	12/31/2017	2.53	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.2%
2018	0.7%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pax Global Environmental Markets Fund Investor Class - 06-569

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$420,131	$264,061	16,665
Receivables: investments sold	167
Payables: investments purchased	-
Net assets	$420,298

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$380,014	96,648	$3.93
Band 100	40,284	9,926	4.06
Band 75	-	-	4.19
Band 50	-	-	4.32
Band 25	-	-	4.46
Band 0	-	-	4.61
Total	$420,298	106,574

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,084
Mortality & expense charges			(4,951)
Net investment income (loss)			(2,867)

Gain (loss) on investments:
Net realized gain (loss)			25,453
Realized gain distributions			5,715
Net change in unrealized appreciation (depreciation)			45,839
Net gain (loss)			77,007

Increase (decrease) in net assets from operations			$74,140

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,867)	$(2,477)
Net realized gain (loss)		25,453	30,730
Realized gain distributions		5,715	-
Net change in unrealized appreciation (depreciation)		45,839	46,942

Increase (decrease) in net assets from operations		74,140	75,195

Contract owner transactions:
Proceeds from units sold		37,779	30,114
Cost of units redeemed		(69,154)	(228,475)
Account charges		(62)	(65)
Increase (decrease)		(31,437)	(198,426)
Net increase (decrease)		42,703	(123,231)
Net assets, beginning		377,595	500,826
Net assets, ending		$420,298	$377,595

Units sold		10,377	12,202
Units redeemed		(19,168)	(87,004)
Net increase (decrease)		(8,791)	(74,802)
Units outstanding, beginning		115,365	190,167
Units outstanding, ending		106,574	115,365

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,378,469
Cost of units redeemed/account charges			(1,236,844)
Net investment income (loss)			(21,438)
Net realized gain (loss)			97,390
Realized gain distributions			46,651
Net change in unrealized appreciation (depreciation)			156,070
Net assets			$420,298

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.93	97	$380	1.25%	20.4%	12/31/2021	$4.06	10	$40	1.00%	20.7%	12/31/2021	$4.19	0	$0	0.75%	21.0%
12/31/2020	3.26	105	344	1.25%	24.1%	12/31/2020	3.36	10	33	1.00%	24.5%	12/31/2020	3.46	0	0	0.75%	24.8%
12/31/2019	2.63	180	474	1.25%	26.2%	12/31/2019	2.70	10	27	1.00%	26.5%	12/31/2019	2.77	0	0	0.75%	26.8%
12/31/2018	2.08	237	494	1.25%	-15.4%	12/31/2018	2.14	19	40	1.00%	-15.2%	12/31/2018	2.19	0	0	0.75%	-15.0%
12/31/2017	2.46	288	710	1.25%	24.9%	12/31/2017	2.52	19	49	1.00%	25.2%	12/31/2017	2.57	0	0	0.75%	25.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.32	0	$0	0.50%	21.3%	12/31/2021	$4.46	0	$0	0.25%	21.6%	12/31/2021	$4.61	0	$0	0.00%	22.0%
12/31/2020	3.56	0	0	0.50%	25.1%	12/31/2020	3.67	0	0	0.25%	25.4%	12/31/2020	3.78	0	0	0.00%	25.7%
12/31/2019	2.85	0	0	0.50%	27.1%	12/31/2019	2.93	0	0	0.25%	27.4%	12/31/2019	3.00	0	0	0.00%	27.7%
12/31/2018	2.24	0	0	0.50%	-14.7%	12/31/2018	2.30	0	0	0.25%	-14.5%	12/31/2018	2.35	6	14	0.00%	-14.3%
12/31/2017	2.63	0	0	0.50%	25.8%	12/31/2017	2.69	0	0	0.25%	26.1%	12/31/2017	2.75	5	13	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.3%
2019	0.8%
2018	0.8%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pax Sustainable Alloc Inv Investor Class - 06-568

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,316,279	$1,201,154	45,434
Receivables: investments sold	417
Payables: investments purchased	-
Net assets	$1,316,696

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,097,440	378,935	$2.90
Band 100	219,256	73,347	2.99
Band 75	-	-	3.09
Band 50	-	-	3.18
Band 25	-	-	3.29
Band 0	-	-	3.39
Total	$1,316,696	452,282

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,721
Mortality & expense charges			(17,822)
Net investment income (loss)			(4,101)

Gain (loss) on investments:
Net realized gain (loss)			198,979
Realized gain distributions			51,058
Net change in unrealized appreciation (depreciation)			(50,736)
Net gain (loss)			199,301

Increase (decrease) in net assets from operations			$195,200

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,101)	$(3,051)
Net realized gain (loss)		198,979	16,888
Realized gain distributions		51,058	27,776
Net change in unrealized appreciation (depreciation)		(50,736)	146,688

Increase (decrease) in net assets from operations		195,200	188,301

Contract owner transactions:
Proceeds from units sold		487,224	494,048
Cost of units redeemed		(541,058)	(963,929)
Account charges		(1,913)	(429)
Increase (decrease)		(55,747)	(470,310)
Net increase (decrease)		139,453	(282,009)
Net assets, beginning		1,177,243	1,459,252
Net assets, ending		$1,316,696	$1,177,243

Units sold		290,270	220,518
Units redeemed		(298,713)	(416,532)
Net increase (decrease)		(8,443)	(196,014)
Units outstanding, beginning		460,725	656,739
Units outstanding, ending		452,282	460,725

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,914,182
Cost of units redeemed/account charges			(2,247,567)
Net investment income (loss)			6,039
Net realized gain (loss)			183,489
Realized gain distributions			345,428
Net change in unrealized appreciation (depreciation)			115,125
Net assets			$1,316,696

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.90	379	$1,097	1.25%	13.9%	12/31/2021	$2.99	73	$219	1.00%	14.2%	12/31/2021	$3.09	0	$0	0.75%	14.4%
12/31/2020	2.54	387	985	1.25%	14.8%	12/31/2020	2.62	73	192	1.00%	15.1%	12/31/2020	2.70	0	0	0.75%	15.4%
12/31/2019	2.22	584	1,293	1.25%	19.3%	12/31/2019	2.28	73	166	1.00%	19.6%	12/31/2019	2.34	0	0	0.75%	19.9%
12/31/2018	1.86	576	1,069	1.25%	-5.3%	12/31/2018	1.90	81	154	1.00%	-5.0%	12/31/2018	1.95	0	0	0.75%	-4.8%
12/31/2017	1.96	550	1,078	1.25%	11.8%	12/31/2017	2.00	98	195	1.00%	12.0%	12/31/2017	2.05	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.18	0	$0	0.50%	14.7%	12/31/2021	$3.29	0	$0	0.25%	15.0%	12/31/2021	$3.39	0	$0	0.00%	15.3%
12/31/2020	2.78	0	0	0.50%	15.7%	12/31/2020	2.86	0	0	0.25%	16.0%	12/31/2020	2.94	0	0	0.00%	16.2%
12/31/2019	2.40	0	0	0.50%	20.2%	12/31/2019	2.46	0	0	0.25%	20.5%	12/31/2019	2.53	0	0	0.00%	20.8%
12/31/2018	2.00	0	0	0.50%	-4.6%	12/31/2018	2.04	0	0	0.25%	-4.3%	12/31/2018	2.09	0	0	0.00%	-4.1%
12/31/2017	2.09	0	0	0.50%	12.6%	12/31/2017	2.14	0	0	0.25%	12.9%	12/31/2017	2.18	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.0%
2019	1.6%
2018	2.1%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Payden Emerging Markets Bond Investor Class - 06-501

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,479	$2,522	1,254
Receivables: investments sold	13,618
Payables: investments purchased	-
Net assets	$16,097

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,097	11,094	$1.45
Band 100	-	-	1.49
Band 75	-	-	1.53
Band 50	-	-	1.58
Band 25	-	-	1.62
Band 0	-	-	1.67
Total	$16,097	11,094

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$111
Mortality & expense charges			(26)
Net investment income (loss)			85

Gain (loss) on investments:
Net realized gain (loss)			18
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(197)
Net gain (loss)			(179)

Increase (decrease) in net assets from operations			$(94)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$85	$377
Net realized gain (loss)		18	(2,799)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(197)	(782)

Increase (decrease) in net assets from operations		(94)	(3,204)

Contract owner transactions:
Proceeds from units sold		14,474	1,121
Cost of units redeemed		(709)	(19,801)
Account charges		-	(1)
Increase (decrease)		13,765	(18,681)
Net increase (decrease)		13,671	(21,885)
Net assets, beginning		2,426	24,311
Net assets, ending		$16,097	$2,426

Units sold		9,960	824
Units redeemed		(478)	(16,150)
Net increase (decrease)		9,482	(15,326)
Units outstanding, beginning		1,612	16,938
Units outstanding, ending		11,094	1,612

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,953,558
Cost of units redeemed/account charges			(3,120,243)
Net investment income (loss)			255,701
Net realized gain (loss)			(91,504)
Realized gain distributions			18,628
Net change in unrealized appreciation (depreciation)			(43)
Net assets			$16,097

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	11	$16	1.25%	-3.6%	12/31/2021	$1.49	0	$0	1.00%	-3.3%	12/31/2021	$1.53	0	$0	0.75%	-3.1%
12/31/2020	1.50	2	2	1.25%	4.8%	12/31/2020	1.54	0	0	1.00%	5.1%	12/31/2020	1.58	0	0	0.75%	5.4%
12/31/2019	1.44	17	24	1.25%	15.0%	12/31/2019	1.47	0	0	1.00%	15.2%	12/31/2019	1.50	0	0	0.75%	15.5%
12/31/2018	1.25	24	30	1.25%	-8.2%	12/31/2018	1.27	0	0	1.00%	-8.0%	12/31/2018	1.30	0	0	0.75%	-7.7%
12/31/2017	1.36	229	312	1.25%	10.6%	12/31/2017	1.38	0	0	1.00%	10.9%	12/31/2017	1.41	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	0.50%	-2.9%	12/31/2021	$1.62	0	$0	0.25%	-2.6%	12/31/2021	$1.67	0	$0	0.00%	-2.4%
12/31/2020	1.62	0	0	0.50%	5.6%	12/31/2020	1.67	0	0	0.25%	5.9%	12/31/2020	1.71	0	0	0.00%	6.2%
12/31/2019	1.54	0	0	0.50%	15.8%	12/31/2019	1.57	0	0	0.25%	16.1%	12/31/2019	1.61	0	0	0.00%	16.4%
12/31/2018	1.33	0	0	0.50%	-7.5%	12/31/2018	1.35	0	0	0.25%	-7.3%	12/31/2018	1.38	0	0	0.00%	-7.0%
12/31/2017	1.44	0	0	0.50%	11.4%	12/31/2017	1.46	0	0	0.25%	11.7%	12/31/2017	1.49	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	3.7%
2019	5.2%
2018	3.9%
2017	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Payden Kravitz Cash Balance Plan Fund Retirement Class - 06-468 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.10
Band 75	-	-	1.13
Band 50	-	-	1.16
Band 25	-	-	1.19
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	0	$0	1.25%	2.1%	12/31/2021	$1.10	0	$0	1.00%	2.4%	12/31/2021	$1.13	0	$0	0.75%	2.6%
12/31/2020	1.04	0	0	1.25%	0.2%	12/31/2020	1.07	0	0	1.00%	0.5%	12/31/2020	1.10	0	0	0.75%	0.7%
12/31/2019	1.04	0	0	1.25%	4.5%	12/31/2019	1.07	0	0	1.00%	4.7%	12/31/2019	1.09	0	0	0.75%	5.0%
12/31/2018	1.00	0	0	1.25%	-0.9%	12/31/2018	1.02	0	0	1.00%	-0.6%	12/31/2018	1.04	0	0	0.75%	-0.4%
12/31/2017	1.01	0	0	1.25%	1.4%	12/31/2017	1.03	0	0	1.00%	1.7%	12/31/2017	1.04	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	0.50%	2.9%	12/31/2021	$1.19	0	$0	0.25%	3.1%	12/31/2021	$1.23	0	$0	0.00%	3.4%
12/31/2020	1.13	0	0	0.50%	1.0%	12/31/2020	1.16	0	0	0.25%	1.2%	12/31/2020	1.19	0	0	0.00%	1.5%
12/31/2019	1.12	0	0	0.50%	5.3%	12/31/2019	1.14	0	0	0.25%	5.5%	12/31/2019	1.17	0	0	0.00%	5.8%
12/31/2018	1.06	0	0	0.50%	-0.1%	12/31/2018	1.08	0	0	0.25%	0.1%	12/31/2018	1.11	0	0	0.00%	0.4%
12/31/2017	1.06	0	0	0.50%	2.2%	12/31/2017	1.08	0	0	0.25%	2.4%	12/31/2017	1.10	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Payden Kravitz Cash Balance Plan Fund Advisor Class - 06-467 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.13
Band 75	-	-	1.16
Band 50	-	-	1.19
Band 25	-	-	1.23
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	0	$0	1.25%	2.3%	12/31/2021	$1.13	0	$0	1.00%	2.6%	12/31/2021	$1.16	0	$0	0.75%	2.9%
12/31/2020	1.07	0	0	1.25%	0.5%	12/31/2020	1.10	0	0	1.00%	0.8%	12/31/2020	1.13	0	0	0.75%	1.0%
12/31/2019	1.07	0	0	1.25%	4.7%	12/31/2019	1.09	0	0	1.00%	5.0%	12/31/2019	1.12	0	0	0.75%	5.2%
12/31/2018	1.02	0	0	1.25%	-0.6%	12/31/2018	1.04	0	0	1.00%	-0.4%	12/31/2018	1.06	0	0	0.75%	-0.1%
12/31/2017	1.02	0	0	1.25%	1.5%	12/31/2017	1.04	0	0	1.00%	1.8%	12/31/2017	1.06	0	0	0.75%	2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	0	$0	0.50%	3.1%	12/31/2021	$1.23	0	$0	0.25%	3.4%	12/31/2021	$1.26	0	$0	0.00%	3.6%
12/31/2020	1.16	0	0	0.50%	1.3%	12/31/2020	1.19	0	0	0.25%	1.5%	12/31/2020	1.22	0	0	0.00%	1.8%
12/31/2019	1.14	0	0	0.50%	5.5%	12/31/2019	1.17	0	0	0.25%	5.7%	12/31/2019	1.20	0	0	0.00%	6.0%
12/31/2018	1.08	0	0	0.50%	0.1%	12/31/2018	1.11	0	0	0.25%	0.4%	12/31/2018	1.13	0	0	0.00%	0.6%
12/31/2017	1.08	0	0	0.50%	2.3%	12/31/2017	1.10	0	0	0.25%	2.6%	12/31/2017	1.12	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Oak Ridge Small Cap Growth Fund I Class - 06-627

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.71
Band 100	-	-	2.78
Band 75	-	-	2.85
Band 50	-	-	2.92
Band 25	-	-	2.99
Band 0	-	-	3.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(55)
Net investment income (loss)			(55)

Gain (loss) on investments:
Net realized gain (loss)			32,923
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(25,908)
Net gain (loss)			7,015

Increase (decrease) in net assets from operations			$6,960

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(55)	$(2,166)
Net realized gain (loss)		32,923	(1,753)
Realized gain distributions		-	23,272
Net change in unrealized appreciation (depreciation)		(25,908)	39,524

Increase (decrease) in net assets from operations		6,960	58,877

Contract owner transactions:
Proceeds from units sold		-	41,177
Cost of units redeemed		(238,282)	(13,946)
Account charges		-	-
Increase (decrease)		(238,282)	27,231
Net increase (decrease)		(231,322)	86,108
Net assets, beginning		231,322	145,214
Net assets, ending		$-	$231,322

Units sold		3	25,191
Units redeemed		(92,989)	(7,291)
Net increase (decrease)		(92,986)	17,900
Units outstanding, beginning		92,986	75,086
Units outstanding, ending		-	92,986

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,967,393
Cost of units redeemed/account charges			(14,188,013)
Net investment income (loss)			(317,968)
Net realized gain (loss)			(2,207,223)
Realized gain distributions			4,745,811
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.71	0	$0	1.25%	9.0%	12/31/2021	$2.78	0	$0	1.00%	9.3%	12/31/2021	$2.85	0	$0	0.75%	9.6%
12/31/2020	2.49	93	231	1.25%	28.6%	12/31/2020	2.54	0	0	1.00%	29.0%	12/31/2020	2.60	0	0	0.75%	29.3%
12/31/2019	1.93	75	145	1.25%	21.2%	12/31/2019	1.97	0	0	1.00%	21.5%	12/31/2019	2.01	0	0	0.75%	21.8%
12/31/2018	1.60	119	191	1.25%	-7.6%	12/31/2018	1.62	0	0	1.00%	-7.3%	12/31/2018	1.65	0	0	0.75%	-7.1%
12/31/2017	1.73	3,839	6,626	1.25%	17.9%	12/31/2017	1.75	0	0	1.00%	18.2%	12/31/2017	1.77	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.92	0	$0	0.50%	9.9%	12/31/2021	$2.99	0	$0	0.25%	10.1%	12/31/2021	$3.06	0	$0	0.00%	10.4%
12/31/2020	2.65	0	0	0.50%	29.6%	12/31/2020	2.71	0	0	0.25%	29.9%	12/31/2020	2.77	0	0	0.00%	30.2%
12/31/2019	2.05	0	0	0.50%	22.1%	12/31/2019	2.09	0	0	0.25%	22.4%	12/31/2019	2.13	0	0	0.00%	22.7%
12/31/2018	1.68	0	0	0.50%	-6.9%	12/31/2018	1.70	0	0	0.25%	-6.6%	12/31/2018	1.73	0	0	0.00%	-6.4%
12/31/2017	1.80	0	0	0.50%	18.8%	12/31/2017	1.83	0	0	0.25%	19.1%	12/31/2017	1.85	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Bond Fund A Class - 06-834

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,752,607	$4,853,138	494,299
Receivables: investments sold	47,038
Payables: investments purchased	-
Net assets	$4,799,645

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,969,124	3,268,415	$1.21
Band 100	439,760	353,956	1.24
Band 75	-	-	1.27
Band 50	390,761	300,488	1.30
Band 25	-	-	1.33
Band 0	-	-	1.36
Total	$4,799,645	3,922,859

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$119,506
Mortality & expense charges			(57,163)
Net investment income (loss)			62,343

Gain (loss) on investments:
Net realized gain (loss)			127,325
Realized gain distributions			166,190
Net change in unrealized appreciation (depreciation)			(390,922)
Net gain (loss)			(97,407)

Increase (decrease) in net assets from operations			$(35,064)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$62,343	$148,768
Net realized gain (loss)		127,325	64,798
Realized gain distributions		166,190	121,626
Net change in unrealized appreciation (depreciation)		(390,922)	110,092

Increase (decrease) in net assets from operations		(35,064)	445,284

Contract owner transactions:
Proceeds from units sold		2,009,957	5,024,132
Cost of units redeemed		(4,300,141)	(5,743,499)
Account charges		(13,081)	(22,032)
Increase (decrease)		(2,303,265)	(741,399)
Net increase (decrease)		(2,338,329)	(296,115)
Net assets, beginning		7,137,974	7,434,089
Net assets, ending		$4,799,645	$7,137,974

Units sold		1,713,004	4,272,302
Units redeemed		(3,452,947)	(4,965,982)
Net increase (decrease)		(1,739,943)	(693,680)
Units outstanding, beginning		5,662,802	6,356,482
Units outstanding, ending		3,922,859	5,662,802

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$34,338,034
Cost of units redeemed/account charges			(31,226,043)
Net investment income (loss)			1,310,763
Net realized gain (loss)			139,122
Realized gain distributions			338,300
Net change in unrealized appreciation (depreciation)			(100,531)
Net assets			$4,799,645

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	3,268	$3,969	1.25%	-0.9%	12/31/2021	$1.24	354	$440	1.00%	-0.6%	12/31/2021	$1.27	0	$0	0.75%	-0.4%
12/31/2020	1.22	3,632	4,449	1.25%	7.2%	12/31/2020	1.25	390	488	1.00%	7.4%	12/31/2020	1.28	0	0	0.75%	7.7%
12/31/2019	1.14	4,186	4,786	1.25%	7.6%	12/31/2019	1.16	388	452	1.00%	7.9%	12/31/2019	1.18	0	0	0.75%	8.1%
12/31/2018	1.06	6,643	7,057	1.25%	-2.1%	12/31/2018	1.08	431	465	1.00%	-1.9%	12/31/2018	1.10	0	0	0.75%	-1.6%
12/31/2017	1.09	8,475	9,199	1.25%	2.8%	12/31/2017	1.10	684	752	1.00%	3.1%	12/31/2017	1.11	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	300	$391	0.50%	-0.1%	12/31/2021	$1.33	0	$0	0.25%	0.1%	12/31/2021	$1.36	0	$0	0.00%	0.4%
12/31/2020	1.30	435	566	0.50%	8.0%	12/31/2020	1.33	0	0	0.25%	8.2%	12/31/2020	1.36	1,206	1,635	0.00%	8.5%
12/31/2019	1.21	685	826	0.50%	8.4%	12/31/2019	1.23	0	0	0.25%	8.7%	12/31/2019	1.25	1,096	1,370	0.00%	9.0%
12/31/2018	1.11	870	968	0.50%	-1.4%	12/31/2018	1.13	0	0	0.25%	-1.1%	12/31/2018	1.15	1,032	1,184	0.00%	-0.9%
12/31/2017	1.13	833	940	0.50%	3.6%	12/31/2017	1.14	0	0	0.25%	3.8%	12/31/2017	1.16	890	1,030	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	3.0%
2019	3.1%
2018	3.0%
2017	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Bond Fund Y Class - 06-823

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,629,067	$15,028,726	1,543,167
Receivables: investments sold	200,773
Payables: investments purchased	-
Net assets	$14,829,840

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,829,840	11,893,511	$1.25
Band 100	-	-	1.28
Band 75	-	-	1.31
Band 50	-	-	1.34
Band 25	-	-	1.37
Band 0	-	-	1.40
Total	$14,829,840	11,893,511

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$978,721
Mortality & expense charges			(477,742)
Net investment income (loss)			500,979

Gain (loss) on investments:
Net realized gain (loss)			1,434,917
Realized gain distributions			545,070
Net change in unrealized appreciation (depreciation)			(2,630,316)
Net gain (loss)			(650,329)

Increase (decrease) in net assets from operations			$(149,350)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$500,979	$1,095,244
Net realized gain (loss)		1,434,917	(131,064)
Realized gain distributions		545,070	969,454
Net change in unrealized appreciation (depreciation)		(2,630,316)	1,595,674

Increase (decrease) in net assets from operations		(149,350)	3,529,308

Contract owner transactions:
Proceeds from units sold		8,713,794	18,402,155
Cost of units redeemed		(50,712,473)	(22,680,888)
Account charges		(102,710)	(155,886)
Increase (decrease)		(42,101,389)	(4,434,619)
Net increase (decrease)		(42,250,739)	(905,311)
Net assets, beginning		57,080,579	57,985,890
Net assets, ending		$14,829,840	$57,080,579

Units sold		7,207,533	16,008,788
Units redeemed		(40,854,615)	(20,207,336)
Net increase (decrease)		(33,647,082)	(4,198,548)
Units outstanding, beginning		45,540,593	49,739,141
Units outstanding, ending		11,893,511	45,540,593

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$151,334,905
Cost of units redeemed/account charges			(144,605,350)
Net investment income (loss)			5,533,379
Net realized gain (loss)			1,324,029
Realized gain distributions			1,642,536
Net change in unrealized appreciation (depreciation)			(399,659)
Net assets			$14,829,840

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	11,894	$14,830	1.25%	-0.5%	12/31/2021	$1.28	0	$0	1.00%	-0.3%	12/31/2021	$1.31	0	$0	0.75%	0.0%
12/31/2020	1.25	45,541	57,081	1.25%	7.5%	12/31/2020	1.28	0	0	1.00%	7.8%	12/31/2020	1.31	0	0	0.75%	8.1%
12/31/2019	1.17	49,739	57,986	1.25%	7.9%	12/31/2019	1.19	0	0	1.00%	8.2%	12/31/2019	1.21	0	0	0.75%	8.5%
12/31/2018	1.08	32,449	35,046	1.25%	-1.8%	12/31/2018	1.10	0	0	1.00%	-1.5%	12/31/2018	1.11	0	0	0.75%	-1.3%
12/31/2017	1.10	36,869	40,538	1.25%	3.1%	12/31/2017	1.11	0	0	1.00%	3.4%	12/31/2017	1.13	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	0.50%	0.2%	12/31/2021	$1.37	0	$0	0.25%	0.5%	12/31/2021	$1.40	0	$0	0.00%	0.7%
12/31/2020	1.33	0	0	0.50%	8.3%	12/31/2020	1.36	0	0	0.25%	8.6%	12/31/2020	1.39	0	0	0.00%	8.9%
12/31/2019	1.23	0	0	0.50%	8.8%	12/31/2019	1.25	0	0	0.25%	9.0%	12/31/2019	1.27	0	0	0.00%	9.3%
12/31/2018	1.13	0	0	0.50%	-1.0%	12/31/2018	1.15	0	0	0.25%	-0.8%	12/31/2018	1.17	0	0	0.00%	-0.5%
12/31/2017	1.14	0	0	0.50%	3.9%	12/31/2017	1.16	0	0	0.25%	4.1%	12/31/2017	1.17	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.7%
2020	3.1%
2019	3.2%
2018	3.5%
2017	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Dynamic Credit Fund A Class - 06-022

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$14
Net realized gain (loss)		-	(33)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	2

Increase (decrease) in net assets from operations		-	(17)

Contract owner transactions:
Proceeds from units sold		-	180
Cost of units redeemed		-	(931)
Account charges		-	-
Increase (decrease)		-	(751)
Net increase (decrease)		-	(768)
Net assets, beginning		-	768
Net assets, ending		$-	$-

Units sold		-	167
Units redeemed		-	(843)
Net increase (decrease)		-	(676)
Units outstanding, beginning		-	676
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,212
Cost of units redeemed/account charges			(1,241)
Net investment income (loss)			64
Net realized gain (loss)			(35)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	1.25%	4.0%	12/31/2021	$1.23	0	$0	1.00%	4.3%	12/31/2021	$1.26	0	$0	0.75%	4.6%
12/31/2020	1.16	0	0	1.25%	2.2%	12/31/2020	1.18	0	0	1.00%	2.4%	12/31/2020	1.21	0	0	0.75%	2.7%
12/31/2019	1.14	1	1	1.25%	8.0%	12/31/2019	1.15	0	0	1.00%	8.2%	12/31/2019	1.17	0	0	0.75%	8.5%
12/31/2018	1.05	0	1	1.25%	-3.6%	12/31/2018	1.07	0	0	1.00%	-3.4%	12/31/2018	1.08	0	0	0.75%	-3.1%
12/31/2017	1.09	1	1	1.25%	3.9%	12/31/2017	1.10	0	0	1.00%	4.2%	12/31/2017	1.12	0	0	0.75%	4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	4.8%	12/31/2021	$1.32	0	$0	0.25%	5.1%	12/31/2021	$1.34	0	$0	0.00%	5.3%
12/31/2020	1.23	0	0	0.50%	3.0%	12/31/2020	1.25	0	0	0.25%	3.2%	12/31/2020	1.28	0	0	0.00%	3.5%
12/31/2019	1.19	0	0	0.50%	8.8%	12/31/2019	1.21	0	0	0.25%	9.1%	12/31/2019	1.23	0	0	0.00%	9.3%
12/31/2018	1.10	0	0	0.50%	-2.9%	12/31/2018	1.11	0	0	0.25%	-2.6%	12/31/2018	1.13	0	0	0.00%	-2.4%
12/31/2017	1.13	0	0	0.50%	4.7%	12/31/2017	1.14	0	0	0.25%	5.0%	12/31/2017	1.16	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	5.5%
2019	4.2%
2018	2.9%
2017	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Dynamic Credit Fund Y Class - 06-021 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.32
Band 25	-	-	1.35
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	1.25%	4.3%	12/31/2021	$1.27	0	$0	1.00%	4.6%	12/31/2021	$1.29	0	$0	0.75%	4.9%
12/31/2020	1.19	0	0	1.25%	2.5%	12/31/2020	1.21	0	0	1.00%	2.8%	12/31/2020	1.23	0	0	0.75%	3.0%
12/31/2019	1.16	0	0	1.25%	8.4%	12/31/2019	1.18	0	0	1.00%	8.7%	12/31/2019	1.20	0	0	0.75%	9.0%
12/31/2018	1.07	0	0	1.25%	-3.3%	12/31/2018	1.08	0	0	1.00%	-3.1%	12/31/2018	1.10	0	0	0.75%	-2.8%
12/31/2017	1.11	0	0	1.25%	4.2%	12/31/2017	1.12	0	0	1.00%	4.5%	12/31/2017	1.13	0	0	0.75%	4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	0.50%	5.1%	12/31/2021	$1.35	0	$0	0.25%	5.4%	12/31/2021	$1.38	0	$0	0.00%	5.7%
12/31/2020	1.26	0	0	0.50%	3.3%	12/31/2020	1.28	0	0	0.25%	3.6%	12/31/2020	1.31	0	0	0.00%	3.8%
12/31/2019	1.22	0	0	0.50%	9.2%	12/31/2019	1.24	0	0	0.25%	9.5%	12/31/2019	1.26	0	0	0.00%	9.8%
12/31/2018	1.11	0	0	0.50%	-2.6%	12/31/2018	1.13	0	0	0.25%	-2.3%	12/31/2018	1.15	0	0	0.00%	-2.1%
12/31/2017	1.14	0	0	0.50%	5.0%	12/31/2017	1.16	0	0	0.25%	5.3%	12/31/2017	1.17	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Equity Income Fund A Class - 06-327

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,719,370	$4,005,601	114,999
Receivables: investments sold	-
Payables: investments purchased	(15,909)
Net assets	$4,703,461

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,320,504	1,304,890	$2.54
Band 100	391,383	148,462	2.64
Band 75	-	-	2.73
Band 50	991,574	350,478	2.83
Band 25	-	-	2.93
Band 0	-	-	3.04
Total	$4,703,461	1,803,830

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$62,410
Mortality & expense charges			(47,864)
Net investment income (loss)			14,546

Gain (loss) on investments:
Net realized gain (loss)			105,581
Realized gain distributions			348,639
Net change in unrealized appreciation (depreciation)			473,603
Net gain (loss)			927,823

Increase (decrease) in net assets from operations			$942,369

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,546	$26,660
Net realized gain (loss)		105,581	(22,223)
Realized gain distributions		348,639	-
Net change in unrealized appreciation (depreciation)		473,603	(127,328)

Increase (decrease) in net assets from operations		942,369	(122,891)

Contract owner transactions:
Proceeds from units sold		800,679	263,898
Cost of units redeemed		(687,233)	(1,016,762)
Account charges		(4,431)	(1,130)
Increase (decrease)		109,015	(753,994)
Net increase (decrease)		1,051,384	(876,885)
Net assets, beginning		3,652,077	4,528,962
Net assets, ending		$4,703,461	$3,652,077

Units sold		363,177	141,640
Units redeemed		(293,708)	(521,747)
Net increase (decrease)		69,469	(380,107)
Units outstanding, beginning		1,734,361	2,114,468
Units outstanding, ending		1,803,830	1,734,361

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,192,087
Cost of units redeemed/account charges			(8,851,589)
Net investment income (loss)			209,495
Net realized gain (loss)			247,428
Realized gain distributions			1,192,271
Net change in unrealized appreciation (depreciation)			713,769
Net assets			$4,703,461

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.54	1,305	$3,321	1.25%	24.0%	12/31/2021	$2.64	148	$391	1.00%	24.3%	12/31/2021	$2.73	0	$0	0.75%	24.6%
12/31/2020	2.05	1,195	2,453	1.25%	-1.4%	12/31/2020	2.12	169	359	1.00%	-1.2%	12/31/2020	2.19	0	0	0.75%	-0.9%
12/31/2019	2.08	1,352	2,815	1.25%	23.9%	12/31/2019	2.15	194	416	1.00%	24.2%	12/31/2019	2.21	0	0	0.75%	24.5%
12/31/2018	1.68	1,529	2,571	1.25%	-10.0%	12/31/2018	1.73	216	374	1.00%	-9.8%	12/31/2018	1.78	0	0	0.75%	-9.6%
12/31/2017	1.87	2,185	4,082	1.25%	13.5%	12/31/2017	1.92	319	612	1.00%	13.8%	12/31/2017	1.97	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.83	350	$992	0.50%	24.9%	12/31/2021	$2.93	0	$0	0.25%	25.2%	12/31/2021	$3.04	0	$0	0.00%	25.6%
12/31/2020	2.26	353	800	0.50%	-0.7%	12/31/2020	2.34	0	0	0.25%	-0.4%	12/31/2020	2.42	17	40	0.00%	-0.2%
12/31/2019	2.28	561	1,280	0.50%	24.8%	12/31/2019	2.35	0	0	0.25%	25.1%	12/31/2019	2.42	7	18	0.00%	25.4%
12/31/2018	1.83	740	1,351	0.50%	-9.4%	12/31/2018	1.88	0	0	0.25%	-9.1%	12/31/2018	1.93	2	4	0.00%	-8.9%
12/31/2017	2.02	693	1,396	0.50%	14.4%	12/31/2017	2.07	0	0	0.25%	14.7%	12/31/2017	2.12	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.6%
2019	1.8%
2018	2.2%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Equity Income Fund Y Class - 06-828

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,900,862	$30,691,941	886,926
Receivables: investments sold	-
Payables: investments purchased	(66,811)
Net assets	$36,834,051

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,543,433	11,804,143	$2.76
Band 100	-	-	2.82
Band 75	-	-	2.89
Band 50	-	-	2.95
Band 25	-	-	3.02
Band 0	4,290,618	1,388,566	3.09
Total	$36,834,051	13,192,709

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$594,922
Mortality & expense charges			(410,039)
Net investment income (loss)			184,883

Gain (loss) on investments:
Net realized gain (loss)			1,315,960
Realized gain distributions			2,671,487
Net change in unrealized appreciation (depreciation)			3,823,659
Net gain (loss)			7,811,106

Increase (decrease) in net assets from operations			$7,995,989

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$184,883	$262,140
Net realized gain (loss)		1,315,960	(123,514)
Realized gain distributions		2,671,487	-
Net change in unrealized appreciation (depreciation)		3,823,659	(780,391)

Increase (decrease) in net assets from operations		7,995,989	(641,765)

Contract owner transactions:
Proceeds from units sold		2,356,942	1,625,547
Cost of units redeemed		(7,386,998)	(4,337,712)
Account charges		(11,577)	(10,837)
Increase (decrease)		(5,041,633)	(2,723,002)
Net increase (decrease)		2,954,356	(3,364,767)
Net assets, beginning		33,879,695	37,244,462
Net assets, ending		$36,834,051	$33,879,695

Units sold		988,480	1,121,115
Units redeemed		(2,906,079)	(2,449,016)
Net increase (decrease)		(1,917,599)	(1,327,901)
Units outstanding, beginning		15,110,308	16,438,209
Units outstanding, ending		13,192,709	15,110,308

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$56,391,488
Cost of units redeemed/account charges			(36,731,205)
Net investment income (loss)			1,677,328
Net realized gain (loss)			2,100,143
Realized gain distributions			7,187,376
Net change in unrealized appreciation (depreciation)			6,208,921
Net assets			$36,834,051

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.76	11,804	$32,543	1.25%	24.3%	12/31/2021	$2.82	0	$0	1.00%	24.6%	12/31/2021	$2.89	0	$0	0.75%	24.9%
12/31/2020	2.22	13,607	30,188	1.25%	-1.1%	12/31/2020	2.26	0	0	1.00%	-0.9%	12/31/2020	2.31	0	0	0.75%	-0.7%
12/31/2019	2.24	14,751	33,105	1.25%	24.2%	12/31/2019	2.28	0	0	1.00%	24.5%	12/31/2019	2.33	0	0	0.75%	24.8%
12/31/2018	1.81	16,648	30,088	1.25%	-9.8%	12/31/2018	1.84	0	0	1.00%	-9.6%	12/31/2018	1.86	0	0	0.75%	-9.3%
12/31/2017	2.00	18,425	36,916	1.25%	13.8%	12/31/2017	2.03	0	0	1.00%	14.1%	12/31/2017	2.06	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.95	0	$0	0.50%	25.2%	12/31/2021	$3.02	0	$0	0.25%	25.5%	12/31/2021	$3.09	1,389	$4,291	0.00%	25.8%
12/31/2020	2.36	0	0	0.50%	-0.4%	12/31/2020	2.41	0	0	0.25%	-0.2%	12/31/2020	2.46	1,503	3,692	0.00%	0.1%
12/31/2019	2.37	0	0	0.50%	25.1%	12/31/2019	2.41	0	0	0.25%	25.4%	12/31/2019	2.45	1,687	4,139	0.00%	25.7%
12/31/2018	1.89	0	0	0.50%	-9.1%	12/31/2018	1.92	0	0	0.25%	-8.9%	12/31/2018	1.95	1,775	3,463	0.00%	-8.7%
12/31/2017	2.08	0	0	0.50%	14.6%	12/31/2017	2.11	0	0	0.25%	14.9%	12/31/2017	2.14	1,917	4,095	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	1.7%
2019	2.1%
2018	2.5%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fund A Class - 06-833

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,111,391	$1,039,783	29,385
Receivables: investments sold	-
Payables: investments purchased	(613)
Net assets	$1,110,778

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,051,292	280,589	$3.75
Band 100	59,486	15,519	3.83
Band 75	-	-	3.92
Band 50	-	-	4.01
Band 25	-	-	4.10
Band 0	-	-	4.20
Total	$1,110,778	296,108

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,145
Mortality & expense charges			(11,584)
Net investment income (loss)			(10,439)

Gain (loss) on investments:
Net realized gain (loss)			28,633
Realized gain distributions			156,169
Net change in unrealized appreciation (depreciation)			36,448
Net gain (loss)			221,250

Increase (decrease) in net assets from operations			$210,811

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,439)	$(2,142)
Net realized gain (loss)		28,633	(642)
Realized gain distributions		156,169	16,981
Net change in unrealized appreciation (depreciation)		36,448	55,293

Increase (decrease) in net assets from operations		210,811	69,490

Contract owner transactions:
Proceeds from units sold		360,114	427,605
Cost of units redeemed		(221,407)	(21,535)
Account charges		(101)	(93)
Increase (decrease)		138,606	405,977
Net increase (decrease)		349,417	475,467
Net assets, beginning		761,361	285,894
Net assets, ending		$1,110,778	$761,361

Units sold		107,972	147,123
Units redeemed		(68,025)	(8,509)
Net increase (decrease)		39,947	138,614
Units outstanding, beginning		256,161	117,547
Units outstanding, ending		296,108	256,161

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,147,576
Cost of units redeemed/account charges			(442,245)
Net investment income (loss)			(14,873)
Net realized gain (loss)			(5,086)
Realized gain distributions			353,798
Net change in unrealized appreciation (depreciation)			71,608
Net assets			$1,110,778

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.75	281	$1,051	1.25%	26.2%	12/31/2021	$3.83	16	$59	1.00%	26.5%	12/31/2021	$3.92	0	$0	0.75%	26.9%
12/31/2020	2.97	240	713	1.25%	22.4%	12/31/2020	3.03	16	48	1.00%	22.7%	12/31/2020	3.09	0	0	0.75%	23.0%
12/31/2019	2.43	101	244	1.25%	29.4%	12/31/2019	2.47	17	42	1.00%	29.7%	12/31/2019	2.51	0	0	0.75%	30.0%
12/31/2018	1.88	116	218	1.25%	-3.0%	12/31/2018	1.90	17	32	1.00%	-2.7%	12/31/2018	1.93	0	0	0.75%	-2.5%
12/31/2017	1.93	116	223	1.25%	20.0%	12/31/2017	1.96	27	53	1.00%	20.3%	12/31/2017	1.98	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.01	0	$0	0.50%	27.2%	12/31/2021	$4.10	0	$0	0.25%	27.5%	12/31/2021	$4.20	0	$0	0.00%	27.8%
12/31/2020	3.15	0	0	0.50%	23.3%	12/31/2020	3.22	0	0	0.25%	23.6%	12/31/2020	3.29	0	0	0.00%	23.9%
12/31/2019	2.56	0	0	0.50%	30.3%	12/31/2019	2.61	0	0	0.25%	30.7%	12/31/2019	2.65	0	0	0.00%	31.0%
12/31/2018	1.96	0	0	0.50%	-2.2%	12/31/2018	1.99	0	0	0.25%	-2.0%	12/31/2018	2.02	0	0	0.00%	-1.7%
12/31/2017	2.01	0	0	0.50%	20.9%	12/31/2017	2.03	0	0	0.25%	21.2%	12/31/2017	2.06	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.3%
2019	0.8%
2018	1.0%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fund VCT Portfolio I Class - 06-590

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,945,666	$2,489,008	147,778
Receivables: investments sold	-
Payables: investments purchased	(19,644)
Net assets	$2,926,022

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,926,022	581,446	$5.03
Band 100	-	-	5.27
Band 75	-	-	5.51
Band 50	-	-	5.77
Band 25	-	-	6.04
Band 0	-	-	6.86
Total	$2,926,022	581,446

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,295
Mortality & expense charges			(36,559)
Net investment income (loss)			(27,264)

Gain (loss) on investments:
Net realized gain (loss)			105,791
Realized gain distributions			218,620
Net change in unrealized appreciation (depreciation)			387,156
Net gain (loss)			711,567

Increase (decrease) in net assets from operations			$684,303

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27,264)	$(8,220)
Net realized gain (loss)		105,791	(18,949)
Realized gain distributions		218,620	134,617
Net change in unrealized appreciation (depreciation)		387,156	296,924

Increase (decrease) in net assets from operations		684,303	404,372

Contract owner transactions:
Proceeds from units sold		286,858	1,169,837
Cost of units redeemed		(853,394)	(190,507)
Account charges		(2,596)	(695)
Increase (decrease)		(569,132)	978,635
Net increase (decrease)		115,171	1,383,007
Net assets, beginning		2,810,851	1,427,844
Net assets, ending		$2,926,022	$2,810,851

Units sold		61,153	318,050
Units redeemed		(185,689)	(52,227)
Net increase (decrease)		(124,536)	265,823
Units outstanding, beginning		705,982	440,159
Units outstanding, ending		581,446	705,982

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$22,208,466
Cost of units redeemed/account charges			(21,890,802)
Net investment income (loss)			332,173
Net realized gain (loss)			(494,659)
Realized gain distributions			2,314,186
Net change in unrealized appreciation (depreciation)			456,658
Net assets			$2,926,022

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.03	581	$2,926	1.25%	26.4%	12/31/2021	$5.27	0	$0	1.00%	26.7%	12/31/2021	$5.51	0	$0	0.75%	27.0%
12/31/2020	3.98	706	2,811	1.25%	22.7%	12/31/2020	4.16	0	0	1.00%	23.0%	12/31/2020	4.34	0	0	0.75%	23.4%
12/31/2019	3.24	440	1,428	1.25%	29.7%	12/31/2019	3.38	0	0	1.00%	30.0%	12/31/2019	3.52	0	0	0.75%	30.4%
12/31/2018	2.50	459	1,149	1.25%	-2.7%	12/31/2018	2.60	0	0	1.00%	-2.5%	12/31/2018	2.70	0	0	0.75%	-2.2%
12/31/2017	2.57	530	1,364	1.25%	20.2%	12/31/2017	2.66	0	0	1.00%	20.5%	12/31/2017	2.76	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.77	0	$0	0.50%	27.3%	12/31/2021	$6.04	0	$0	0.25%	27.7%	12/31/2021	$6.86	0	$0	0.00%	28.0%
12/31/2020	4.53	0	0	0.50%	23.7%	12/31/2020	4.73	0	0	0.25%	24.0%	12/31/2020	5.36	0	0	0.00%	24.3%
12/31/2019	3.66	0	0	0.50%	30.7%	12/31/2019	3.82	0	0	0.25%	31.0%	12/31/2019	4.32	0	0	0.00%	31.3%
12/31/2018	2.80	0	0	0.50%	-2.0%	12/31/2018	2.91	0	0	0.25%	-1.8%	12/31/2018	3.29	0	0	0.00%	-1.5%
12/31/2017	2.86	0	0	0.50%	21.1%	12/31/2017	2.97	0	0	0.25%	21.4%	12/31/2017	3.34	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.6%
2019	1.0%
2018	1.1%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fundamental Growth Fund A Class - 06-628

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$346,309	$351,414	10,849
Receivables: investments sold	-
Payables: investments purchased	(847)
Net assets	$345,462

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$345,462	86,017	$4.02
Band 100	-	-	4.11
Band 75	-	-	4.21
Band 50	-	-	4.32
Band 25	-	-	4.42
Band 0	-	-	4.53
Total	$345,462	86,017

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,288)
Net investment income (loss)			(5,288)

Gain (loss) on investments:
Net realized gain (loss)			98,127
Realized gain distributions			64,296
Net change in unrealized appreciation (depreciation)			(74,088)
Net gain (loss)			88,335

Increase (decrease) in net assets from operations			$83,047

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,288)	$(4,368)
Net realized gain (loss)		98,127	112,618
Realized gain distributions		64,296	29,435
Net change in unrealized appreciation (depreciation)		(74,088)	(50,410)

Increase (decrease) in net assets from operations		83,047	87,275

Contract owner transactions:
Proceeds from units sold		264,975	125,768
Cost of units redeemed		(391,015)	(475,070)
Account charges		(461)	(256)
Increase (decrease)		(126,501)	(349,558)
Net increase (decrease)		(43,454)	(262,283)
Net assets, beginning		388,916	651,199
Net assets, ending		$345,462	$388,916

Units sold		74,812	43,656
Units redeemed		(106,813)	(173,014)
Net increase (decrease)		(32,001)	(129,358)
Units outstanding, beginning		118,018	247,376
Units outstanding, ending		86,017	118,018

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,112,170
Cost of units redeemed/account charges			(10,845,753)
Net investment income (loss)			(133,539)
Net realized gain (loss)			1,508,023
Realized gain distributions			709,666
Net change in unrealized appreciation (depreciation)			(5,105)
Net assets			$345,462

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.02	86	$345	1.25%	21.9%	12/31/2021	$4.11	0	$0	1.00%	22.2%	12/31/2021	$4.21	0	$0	0.75%	22.5%
12/31/2020	3.30	118	389	1.25%	25.5%	12/31/2020	3.37	0	0	1.00%	25.8%	12/31/2020	3.44	0	0	0.75%	26.1%
12/31/2019	2.63	242	636	1.25%	32.2%	12/31/2019	2.68	0	0	1.00%	32.5%	12/31/2019	2.73	0	0	0.75%	32.8%
12/31/2018	1.99	692	1,376	1.25%	-1.9%	12/31/2018	2.02	0	0	1.00%	-1.6%	12/31/2018	2.05	0	0	0.75%	-1.4%
12/31/2017	2.02	1,431	2,897	1.25%	21.1%	12/31/2017	2.05	0	0	1.00%	21.4%	12/31/2017	2.08	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.32	0	$0	0.50%	22.8%	12/31/2021	$4.42	0	$0	0.25%	23.1%	12/31/2021	$4.53	0	$0	0.00%	23.4%
12/31/2020	3.51	0	0	0.50%	26.4%	12/31/2020	3.59	0	0	0.25%	26.7%	12/31/2020	3.67	0	0	0.00%	27.0%
12/31/2019	2.78	0	0	0.50%	33.2%	12/31/2019	2.83	0	0	0.25%	33.5%	12/31/2019	2.89	5	15	0.00%	33.8%
12/31/2018	2.09	0	0	0.50%	-1.1%	12/31/2018	2.12	0	0	0.25%	-0.9%	12/31/2018	2.16	184	398	0.00%	-0.6%
12/31/2017	2.11	0	0	0.50%	22.0%	12/31/2017	2.14	0	0	0.25%	22.3%	12/31/2017	2.17	206	448	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.2%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fundamental Growth Fund Y Class - 06-626

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,509,911	$3,078,581	108,022
Receivables: investments sold	-
Payables: investments purchased	(16,448)
Net assets	$3,493,463

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,493,463	845,798	$4.13
Band 100	-	-	4.23
Band 75	-	-	4.33
Band 50	-	-	4.44
Band 25	-	-	4.55
Band 0	-	-	4.66
Total	$3,493,463	845,798

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,301
Mortality & expense charges			(105,998)
Net investment income (loss)			(104,697)

Gain (loss) on investments:
Net realized gain (loss)			2,986,154
Realized gain distributions			1,267,173
Net change in unrealized appreciation (depreciation)			(2,466,602)
Net gain (loss)			1,786,725

Increase (decrease) in net assets from operations			$1,682,028

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(104,697)	$(112,344)
Net realized gain (loss)		2,986,154	957,480
Realized gain distributions		1,267,173	1,013,327
Net change in unrealized appreciation (depreciation)		(2,466,602)	807,613

Increase (decrease) in net assets from operations		1,682,028	2,666,076

Contract owner transactions:
Proceeds from units sold		730,889	4,501,798
Cost of units redeemed		(11,036,233)	(4,666,038)
Account charges		(9,324)	(7,926)
Increase (decrease)		(10,314,668)	(172,166)
Net increase (decrease)		(8,632,640)	2,493,910
Net assets, beginning		12,126,103	9,632,193
Net assets, ending		$3,493,463	$12,126,103

Units sold		206,787	1,638,621
Units redeemed		(2,948,617)	(1,575,153)
Net increase (decrease)		(2,741,830)	63,468
Units outstanding, beginning		3,587,628	3,524,160
Units outstanding, ending		845,798	3,587,628

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$30,285,220
Cost of units redeemed/account charges			(38,533,976)
Net investment income (loss)			(582,577)
Net realized gain (loss)			6,986,647
Realized gain distributions			4,906,819
Net change in unrealized appreciation (depreciation)			431,330
Net assets			$3,493,463

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.13	846	$3,493	1.25%	22.2%	12/31/2021	$4.23	0	$0	1.00%	22.5%	12/31/2021	$4.33	0	$0	0.75%	22.8%
12/31/2020	3.38	3,588	12,126	1.25%	25.8%	12/31/2020	3.45	0	0	1.00%	26.1%	12/31/2020	3.53	0	0	0.75%	26.4%
12/31/2019	2.69	2,920	7,846	1.25%	32.6%	12/31/2019	2.74	0	0	1.00%	32.9%	12/31/2019	2.79	0	0	0.75%	33.3%
12/31/2018	2.03	5,252	10,644	1.25%	-1.6%	12/31/2018	2.06	0	0	1.00%	-1.3%	12/31/2018	2.09	0	0	0.75%	-1.1%
12/31/2017	2.06	6,823	14,047	1.25%	21.5%	12/31/2017	2.09	0	0	1.00%	21.8%	12/31/2017	2.12	0	0	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.44	0	$0	0.50%	23.1%	12/31/2021	$4.55	0	$0	0.25%	23.4%	12/31/2021	$4.66	0	$0	0.00%	23.7%
12/31/2020	3.61	0	0	0.50%	26.7%	12/31/2020	3.68	0	0	0.25%	27.0%	12/31/2020	3.76	0	0	0.00%	27.4%
12/31/2019	2.84	0	0	0.50%	33.6%	12/31/2019	2.90	0	0	0.25%	33.9%	12/31/2019	2.96	604	1,786	0.00%	34.3%
12/31/2018	2.13	0	0	0.50%	-0.8%	12/31/2018	2.16	0	0	0.25%	-0.6%	12/31/2018	2.20	643	1,415	0.00%	-0.3%
12/31/2017	2.15	0	0	0.50%	22.4%	12/31/2017	2.18	0	0	0.25%	22.7%	12/31/2017	2.21	550	1,214	0.00%	23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.3%
2018	0.6%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer High Yield Fund A Class - 06-837

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$506,161	$493,422	52,495
Receivables: investments sold	421
Payables: investments purchased	-
Net assets	$506,582

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$314,602	215,619	$1.46
Band 100	95,964	64,286	1.49
Band 75	-	-	1.53
Band 50	96,016	61,453	1.56
Band 25	-	-	1.60
Band 0	-	-	1.64
Total	$506,582	341,358

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$21,634
Mortality & expense charges			(5,444)
Net investment income (loss)			16,190

Gain (loss) on investments:
Net realized gain (loss)			925
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,987
Net gain (loss)			6,912

Increase (decrease) in net assets from operations			$23,102

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,190	$21,735
Net realized gain (loss)		925	(3,255)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,987	(11,491)

Increase (decrease) in net assets from operations		23,102	6,989

Contract owner transactions:
Proceeds from units sold		7,315	11,345
Cost of units redeemed		(41,462)	(74,565)
Account charges		(171)	(221)
Increase (decrease)		(34,318)	(63,441)
Net increase (decrease)		(11,216)	(56,452)
Net assets, beginning		517,798	574,250
Net assets, ending		$506,582	$517,798

Units sold		5,741	8,692
Units redeemed		(29,857)	(56,411)
Net increase (decrease)		(24,116)	(47,719)
Units outstanding, beginning		365,474	413,193
Units outstanding, ending		341,358	365,474

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,779,785
Cost of units redeemed/account charges			(1,463,293)
Net investment income (loss)			166,636
Net realized gain (loss)			(21,030)
Realized gain distributions			31,745
Net change in unrealized appreciation (depreciation)			12,739
Net assets			$506,582

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	216	$315	1.25%	4.4%	12/31/2021	$1.49	64	$96	1.00%	4.7%	12/31/2021	$1.53	0	$0	0.75%	5.0%
12/31/2020	1.40	238	333	1.25%	1.8%	12/31/2020	1.43	67	95	1.00%	2.0%	12/31/2020	1.45	0	0	0.75%	2.3%
12/31/2019	1.37	271	372	1.25%	12.7%	12/31/2019	1.40	70	98	1.00%	13.0%	12/31/2019	1.42	0	0	0.75%	13.3%
12/31/2018	1.22	290	354	1.25%	-4.3%	12/31/2018	1.24	72	89	1.00%	-4.1%	12/31/2018	1.26	0	0	0.75%	-3.9%
12/31/2017	1.27	268	342	1.25%	6.2%	12/31/2017	1.29	76	98	1.00%	6.4%	12/31/2017	1.31	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	61	$96	0.50%	5.2%	12/31/2021	$1.60	0	$0	0.25%	5.5%	12/31/2021	$1.64	0	$0	0.00%	5.8%
12/31/2020	1.48	61	90	0.50%	2.6%	12/31/2020	1.52	0	0	0.25%	2.8%	12/31/2020	1.55	0	0	0.00%	3.1%
12/31/2019	1.45	72	104	0.50%	13.5%	12/31/2019	1.47	0	0	0.25%	13.8%	12/31/2019	1.50	0	0	0.00%	14.1%
12/31/2018	1.28	72	92	0.50%	-3.6%	12/31/2018	1.29	0	0	0.25%	-3.4%	12/31/2018	1.31	0	0	0.00%	-3.1%
12/31/2017	1.32	90	119	0.50%	7.0%	12/31/2017	1.34	0	0	0.25%	7.2%	12/31/2017	1.36	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.2%
2020	5.0%
2019	5.1%
2018	5.3%
2017	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer High Yield Fund Y Class - 06-829

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,286	$11,009	1,170
Receivables: investments sold	22
Payables: investments purchased	-
Net assets	$11,308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,308	7,543	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.57
Band 50	-	-	1.61
Band 25	-	-	1.64
Band 0	-	-	1.68
Total	$11,308	7,543

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$501
Mortality & expense charges			(139)
Net investment income (loss)			362

Gain (loss) on investments:
Net realized gain (loss)			102
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			60
Net gain (loss)			162

Increase (decrease) in net assets from operations			$524

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$362	$351
Net realized gain (loss)		102	(3)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		60	36

Increase (decrease) in net assets from operations		524	384

Contract owner transactions:
Proceeds from units sold		2,877	3,170
Cost of units redeemed		(2,933)	-
Account charges		(29)	(11)
Increase (decrease)		(85)	3,159
Net increase (decrease)		439	3,543
Net assets, beginning		10,869	7,326
Net assets, ending		$11,308	$10,869

Units sold		1,957	2,377
Units redeemed		(2,005)	(8)
Net increase (decrease)		(48)	2,369
Units outstanding, beginning		7,591	5,222
Units outstanding, ending		7,543	7,591

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$103,991
Cost of units redeemed/account charges			(101,861)
Net investment income (loss)			9,147
Net realized gain (loss)			(531)
Realized gain distributions			285
Net change in unrealized appreciation (depreciation)			277
Net assets			$11,308

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	8	$11	1.25%	4.7%	12/31/2021	$1.53	0	$0	1.00%	5.0%	12/31/2021	$1.57	0	$0	0.75%	5.2%
12/31/2020	1.43	8	11	1.25%	2.1%	12/31/2020	1.46	0	0	1.00%	2.3%	12/31/2020	1.49	0	0	0.75%	2.6%
12/31/2019	1.40	5	7	1.25%	13.0%	12/31/2019	1.43	0	0	1.00%	13.3%	12/31/2019	1.45	0	0	0.75%	13.6%
12/31/2018	1.24	56	70	1.25%	-4.1%	12/31/2018	1.26	0	0	1.00%	-3.8%	12/31/2018	1.28	0	0	0.75%	-3.6%
12/31/2017	1.29	51	66	1.25%	6.5%	12/31/2017	1.31	0	0	1.00%	6.7%	12/31/2017	1.33	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	0	$0	0.50%	5.5%	12/31/2021	$1.64	0	$0	0.25%	5.8%	12/31/2021	$1.68	0	$0	0.00%	6.0%
12/31/2020	1.52	0	0	0.50%	2.8%	12/31/2020	1.55	0	0	0.25%	3.1%	12/31/2020	1.58	0	0	0.00%	3.3%
12/31/2019	1.48	0	0	0.50%	13.9%	12/31/2019	1.51	0	0	0.25%	14.1%	12/31/2019	1.53	0	0	0.00%	14.4%
12/31/2018	1.30	0	0	0.50%	-3.3%	12/31/2018	1.32	0	0	0.25%	-3.1%	12/31/2018	1.34	0	0	0.00%	-2.8%
12/31/2017	1.34	0	0	0.50%	7.3%	12/31/2017	1.36	0	0	0.25%	7.5%	12/31/2017	1.38	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.5%
2020	5.0%
2019	6.6%
2018	5.6%
2017	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Mid Cap Value Fund A Class - 06-838

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$597,414	$535,294	22,506
Receivables: investments sold	-
Payables: investments purchased	(4,814)
Net assets	$592,600

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$551,173	226,891	$2.43
Band 100	41,427	16,669	2.49
Band 75	-	-	2.54
Band 50	-	-	2.60
Band 25	-	-	2.66
Band 0	-	-	2.72
Total	$592,600	243,560

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,604
Mortality & expense charges			(6,807)
Net investment income (loss)			(3,203)

Gain (loss) on investments:
Net realized gain (loss)			13,618
Realized gain distributions			69,945
Net change in unrealized appreciation (depreciation)			52,628
Net gain (loss)			136,191

Increase (decrease) in net assets from operations			$132,988

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,203)	$(1,742)
Net realized gain (loss)		13,618	(59,440)
Realized gain distributions		69,945	-
Net change in unrealized appreciation (depreciation)		52,628	28,443

Increase (decrease) in net assets from operations		132,988	(32,739)

Contract owner transactions:
Proceeds from units sold		61,259	105,817
Cost of units redeemed		(79,992)	(369,447)
Account charges		(5)	(6)
Increase (decrease)		(18,738)	(263,636)
Net increase (decrease)		114,250	(296,375)
Net assets, beginning		478,350	774,725
Net assets, ending		$592,600	$478,350

Units sold		27,419	63,053
Units redeemed		(35,280)	(206,717)
Net increase (decrease)		(7,861)	(143,664)
Units outstanding, beginning		251,421	395,085
Units outstanding, ending		243,560	251,421

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,159,805
Cost of units redeemed/account charges			(768,969)
Net investment income (loss)			(7,560)
Net realized gain (loss)			(52,980)
Realized gain distributions			200,184
Net change in unrealized appreciation (depreciation)			62,120
Net assets			$592,600

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.43	227	$551	1.25%	27.9%	12/31/2021	$2.49	17	$41	1.00%	28.2%	12/31/2021	$2.54	0	$0	0.75%	28.5%
12/31/2020	1.90	235	446	1.25%	0.5%	12/31/2020	1.94	17	32	1.00%	0.8%	12/31/2020	1.98	0	0	0.75%	1.1%
12/31/2019	1.89	221	418	1.25%	26.4%	12/31/2019	1.92	17	33	1.00%	26.8%	12/31/2019	1.96	0	0	0.75%	27.1%
12/31/2018	1.49	201	300	1.25%	-20.5%	12/31/2018	1.52	22	33	1.00%	-20.3%	12/31/2018	1.54	0	0	0.75%	-20.1%
12/31/2017	1.88	159	299	1.25%	11.5%	12/31/2017	1.90	29	56	1.00%	11.7%	12/31/2017	1.93	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.60	0	$0	0.50%	28.8%	12/31/2021	$2.66	0	$0	0.25%	29.1%	12/31/2021	$2.72	0	$0	0.00%	29.5%
12/31/2020	2.02	0	0	0.50%	1.3%	12/31/2020	2.06	0	0	0.25%	1.6%	12/31/2020	2.10	0	0	0.00%	1.8%
12/31/2019	1.99	0	0	0.50%	27.4%	12/31/2019	2.03	0	0	0.25%	27.7%	12/31/2019	2.07	157	323	0.00%	28.0%
12/31/2018	1.56	0	0	0.50%	-19.9%	12/31/2018	1.59	0	0	0.25%	-19.7%	12/31/2018	1.61	152	244	0.00%	-19.5%
12/31/2017	1.95	0	0	0.50%	12.3%	12/31/2017	1.98	0	0	0.25%	12.6%	12/31/2017	2.00	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.5%
2019	0.9%
2018	1.2%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Mid Cap Value Fund Y Class - 06-831 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.49
Band 100	-	-	2.55
Band 75	-	-	2.61
Band 50	-	-	2.67
Band 25	-	-	2.73
Band 0	-	-	2.79
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$263,800
Cost of units redeemed/account charges			(302,546)
Net investment income (loss)			(2,987)
Net realized gain (loss)			6,893
Realized gain distributions			34,840
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.49	0	$0	1.25%	28.2%	12/31/2021	$2.55	0	$0	1.00%	28.5%	12/31/2021	$2.61	0	$0	0.75%	28.8%
12/31/2020	1.94	0	0	1.25%	0.9%	12/31/2020	1.98	0	0	1.00%	1.1%	12/31/2020	2.03	0	0	0.75%	1.4%
12/31/2019	1.93	0	0	1.25%	26.7%	12/31/2019	1.96	0	0	1.00%	27.0%	12/31/2019	2.00	0	0	0.75%	27.3%
12/31/2018	1.52	57	87	1.25%	-20.3%	12/31/2018	1.55	0	0	1.00%	-20.1%	12/31/2018	1.57	0	0	0.75%	-19.9%
12/31/2017	1.91	90	172	1.25%	11.7%	12/31/2017	1.93	0	0	1.00%	12.0%	12/31/2017	1.96	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.67	0	$0	0.50%	29.2%	12/31/2021	$2.73	0	$0	0.25%	29.5%	12/31/2021	$2.79	0	$0	0.00%	29.8%
12/31/2020	2.07	0	0	0.50%	1.6%	12/31/2020	2.11	0	0	0.25%	1.9%	12/31/2020	2.15	0	0	0.00%	2.1%
12/31/2019	2.03	0	0	0.50%	27.6%	12/31/2019	2.07	0	0	0.25%	28.0%	12/31/2019	2.11	0	0	0.00%	28.3%
12/31/2018	1.59	0	0	0.50%	-19.7%	12/31/2018	1.62	0	0	0.25%	-19.5%	12/31/2018	1.64	0	0	0.00%	-19.3%
12/31/2017	1.98	0	0	0.50%	12.6%	12/31/2017	2.01	0	0	0.25%	12.8%	12/31/2017	2.04	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.7%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Select Mid Cap Growth Fund A Class - 06-836

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,006,215	$2,656,328	56,874
Receivables: investments sold	-
Payables: investments purchased	(4,938)
Net assets	$3,001,277

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,001,277	786,485	$3.82
Band 100	-	-	3.90
Band 75	-	-	3.99
Band 50	-	-	4.09
Band 25	-	-	4.18
Band 0	-	-	4.28
Total	$3,001,277	786,485

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(39,666)
Net investment income (loss)			(39,666)

Gain (loss) on investments:
Net realized gain (loss)			218,221
Realized gain distributions			305,956
Net change in unrealized appreciation (depreciation)			(283,848)
Net gain (loss)			240,329

Increase (decrease) in net assets from operations			$200,663

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(39,666)	$(32,698)
Net realized gain (loss)		218,221	106,510
Realized gain distributions		305,956	369,697
Net change in unrealized appreciation (depreciation)		(283,848)	433,946

Increase (decrease) in net assets from operations		200,663	877,455

Contract owner transactions:
Proceeds from units sold		582,786	454,571
Cost of units redeemed		(886,571)	(858,814)
Account charges		(1,143)	(1,006)
Increase (decrease)		(304,928)	(405,249)
Net increase (decrease)		(104,265)	472,206
Net assets, beginning		3,105,542	2,633,336
Net assets, ending		$3,001,277	$3,105,542

Units sold		164,155	163,343
Units redeemed		(244,821)	(305,644)
Net increase (decrease)		(80,666)	(142,301)
Units outstanding, beginning		867,151	1,009,452
Units outstanding, ending		786,485	867,151

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,346,508
Cost of units redeemed/account charges			(7,404,653)
Net investment income (loss)			(168,776)
Net realized gain (loss)			498,539
Realized gain distributions			1,379,772
Net change in unrealized appreciation (depreciation)			349,887
Net assets			$3,001,277

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.82	786	$3,001	1.25%	6.6%	12/31/2021	$3.90	0	$0	1.00%	6.9%	12/31/2021	$3.99	0	$0	0.75%	7.2%
12/31/2020	3.58	862	3,085	1.25%	37.2%	12/31/2020	3.65	0	0	1.00%	37.6%	12/31/2020	3.73	0	0	0.75%	37.9%
12/31/2019	2.61	1,008	2,629	1.25%	31.1%	12/31/2019	2.66	0	0	1.00%	31.4%	12/31/2019	2.70	0	0	0.75%	31.7%
12/31/2018	1.99	1,078	2,146	1.25%	-7.4%	12/31/2018	2.02	0	0	1.00%	-7.2%	12/31/2018	2.05	0	0	0.75%	-7.0%
12/31/2017	2.15	741	1,594	1.25%	28.2%	12/31/2017	2.18	0	0	1.00%	28.5%	12/31/2017	2.21	0	0	0.75%	28.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.09	0	$0	0.50%	7.4%	12/31/2021	$4.18	0	$0	0.25%	7.7%	12/31/2021	$4.28	0	$0	0.00%	8.0%
12/31/2020	3.80	0	0	0.50%	38.3%	12/31/2020	3.88	0	0	0.25%	38.6%	12/31/2020	3.96	5	20	0.00%	38.9%
12/31/2019	2.75	0	0	0.50%	32.1%	12/31/2019	2.80	0	0	0.25%	32.4%	12/31/2019	2.85	2	5	0.00%	32.7%
12/31/2018	2.08	0	0	0.50%	-6.7%	12/31/2018	2.12	0	0	0.25%	-6.5%	12/31/2018	2.15	193	414	0.00%	-6.2%
12/31/2017	2.23	0	0	0.50%	29.1%	12/31/2017	2.26	0	0	0.25%	29.5%	12/31/2017	2.29	186	426	0.00%	29.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,627,385	$15,796,401	562,204
Receivables: investments sold	-
Payables: investments purchased	(6,452)
Net assets	$19,620,933

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,620,933	2,824,570	$6.95
Band 100	-	-	7.27
Band 75	-	-	7.61
Band 50	-	-	7.97
Band 25	-	-	8.34
Band 0	-	-	9.48
Total	$19,620,933	2,824,570

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(254,846)
Net investment income (loss)			(254,846)

Gain (loss) on investments:
Net realized gain (loss)			679,305
Realized gain distributions			2,818,174
Net change in unrealized appreciation (depreciation)			(1,926,190)
Net gain (loss)			1,571,289

Increase (decrease) in net assets from operations			$1,316,443

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(254,846)	$(195,650)
Net realized gain (loss)		679,305	147,766
Realized gain distributions		2,818,174	1,119,891
Net change in unrealized appreciation (depreciation)		(1,926,190)	4,301,200

Increase (decrease) in net assets from operations		1,316,443	5,373,207

Contract owner transactions:
Proceeds from units sold		1,180,031	1,109,116
Cost of units redeemed		(2,608,696)	(2,026,449)
Account charges		(6,335)	(5,843)
Increase (decrease)		(1,435,000)	(923,176)
Net increase (decrease)		(118,557)	4,450,031
Net assets, beginning		19,739,490	15,289,459
Net assets, ending		$19,620,933	$19,739,490

Units sold		186,934	225,810
Units redeemed		(395,142)	(421,687)
Net increase (decrease)		(208,208)	(195,877)
Units outstanding, beginning		3,032,778	3,228,655
Units outstanding, ending		2,824,570	3,032,778

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$93,653,793
Cost of units redeemed/account charges			(96,470,421)
Net investment income (loss)			(1,189,788)
Net realized gain (loss)			2,712,038
Realized gain distributions			17,084,327
Net change in unrealized appreciation (depreciation)			3,830,984
Net assets			$19,620,933

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.95	2,825	$19,621	1.25%	6.7%	12/31/2021	$7.27	0	$0	1.00%	7.0%	12/31/2021	$7.61	0	$0	0.75%	7.3%
12/31/2020	6.51	3,033	19,739	1.25%	37.4%	12/31/2020	6.80	0	0	1.00%	37.8%	12/31/2020	7.10	0	0	0.75%	38.1%
12/31/2019	4.74	3,229	15,289	1.25%	31.4%	12/31/2019	4.93	0	0	1.00%	31.8%	12/31/2019	5.14	0	0	0.75%	32.1%
12/31/2018	3.60	2,716	9,787	1.25%	-7.6%	12/31/2018	3.74	0	0	1.00%	-7.4%	12/31/2018	3.89	0	0	0.75%	-7.2%
12/31/2017	3.90	2,826	11,027	1.25%	28.4%	12/31/2017	4.04	0	0	1.00%	28.7%	12/31/2017	4.19	0	0	0.75%	29.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.97	0	$0	0.50%	7.5%	12/31/2021	$8.34	0	$0	0.25%	7.8%	12/31/2021	$9.48	0	$0	0.00%	8.1%
12/31/2020	7.41	0	0	0.50%	38.5%	12/31/2020	7.73	0	0	0.25%	38.8%	12/31/2020	8.77	0	0	0.00%	39.2%
12/31/2019	5.35	0	0	0.50%	32.4%	12/31/2019	5.57	0	0	0.25%	32.7%	12/31/2019	6.30	0	0	0.00%	33.1%
12/31/2018	4.04	0	0	0.50%	-7.0%	12/31/2018	4.20	0	0	0.25%	-6.7%	12/31/2018	4.73	0	0	0.00%	-6.5%
12/31/2017	4.34	0	0	0.50%	29.4%	12/31/2017	4.50	0	0	0.25%	29.7%	12/31/2017	5.06	0	0	0.00%	30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Strategic Income Fund A Class - 06-594

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$653,412	$649,146	60,886
Receivables: investments sold	1,337
Payables: investments purchased	-
Net assets	$654,749

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$654,749	478,597	$1.37
Band 100	-	-	1.40
Band 75	-	-	1.44
Band 50	-	-	1.48
Band 25	-	-	1.52
Band 0	-	-	1.56
Total	$654,749	478,597

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$19,827
Mortality & expense charges			(7,682)
Net investment income (loss)			12,145

Gain (loss) on investments:
Net realized gain (loss)			3,403
Realized gain distributions			30,532
Net change in unrealized appreciation (depreciation)			(40,120)
Net gain (loss)			(6,185)

Increase (decrease) in net assets from operations			$5,960

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,145	$11,864
Net realized gain (loss)		3,403	7,494
Realized gain distributions		30,532	-
Net change in unrealized appreciation (depreciation)		(40,120)	18,248

Increase (decrease) in net assets from operations		5,960	37,606

Contract owner transactions:
Proceeds from units sold		135,915	101,039
Cost of units redeemed		(44,716)	(210,223)
Account charges		(118)	(243)
Increase (decrease)		91,081	(109,427)
Net increase (decrease)		97,041	(71,821)
Net assets, beginning		557,708	629,529
Net assets, ending		$654,749	$557,708

Units sold		102,716	83,197
Units redeemed		(35,385)	(164,311)
Net increase (decrease)		67,331	(81,114)
Units outstanding, beginning		411,266	492,380
Units outstanding, ending		478,597	411,266

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,731,956
Cost of units redeemed/account charges			(4,251,151)
Net investment income (loss)			197,719
Net realized gain (loss)			(93,565)
Realized gain distributions			65,524
Net change in unrealized appreciation (depreciation)			4,266
Net assets			$654,749

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	479	$655	1.25%	0.9%	12/31/2021	$1.40	0	$0	1.00%	1.1%	12/31/2021	$1.44	0	$0	0.75%	1.4%
12/31/2020	1.36	411	558	1.25%	6.1%	12/31/2020	1.39	0	0	1.00%	6.3%	12/31/2020	1.42	0	0	0.75%	6.6%
12/31/2019	1.28	492	630	1.25%	8.8%	12/31/2019	1.31	0	0	1.00%	9.1%	12/31/2019	1.33	0	0	0.75%	9.4%
12/31/2018	1.17	507	596	1.25%	-3.1%	12/31/2018	1.20	0	0	1.00%	-2.9%	12/31/2018	1.22	0	0	0.75%	-2.7%
12/31/2017	1.21	883	1,071	1.25%	3.9%	12/31/2017	1.23	0	0	1.00%	4.2%	12/31/2017	1.25	0	0	0.75%	4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	1.6%	12/31/2021	$1.52	0	$0	0.25%	1.9%	12/31/2021	$1.56	0	$0	0.00%	2.2%
12/31/2020	1.46	0	0	0.50%	6.9%	12/31/2020	1.49	0	0	0.25%	7.1%	12/31/2020	1.53	0	0	0.00%	7.4%
12/31/2019	1.36	0	0	0.50%	9.6%	12/31/2019	1.39	0	0	0.25%	9.9%	12/31/2019	1.42	0	0	0.00%	10.2%
12/31/2018	1.24	0	0	0.50%	-2.4%	12/31/2018	1.27	0	0	0.25%	-2.2%	12/31/2018	1.29	0	0	0.00%	-1.9%
12/31/2017	1.27	0	0	0.50%	4.7%	12/31/2017	1.29	0	0	0.25%	4.9%	12/31/2017	1.32	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.3%
2020	3.1%
2019	3.2%
2018	2.8%
2017	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Strategic Income Fund Y Class - 06-CGG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$591,315	$606,333	55,041
Receivables: investments sold	575
Payables: investments purchased	-
Net assets	$591,890

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$451,767	364,812	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	140,123	104,455	1.34
Total	$591,890	469,267

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$14,491
Mortality & expense charges			(3,514)
Net investment income (loss)			10,977

Gain (loss) on investments:
Net realized gain (loss)			4,140
Realized gain distributions			27,711
Net change in unrealized appreciation (depreciation)			(37,786)
Net gain (loss)			(5,935)

Increase (decrease) in net assets from operations			$5,042

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,977	$9,358
Net realized gain (loss)		4,140	(694)
Realized gain distributions		27,711	-
Net change in unrealized appreciation (depreciation)		(37,786)	11,314

Increase (decrease) in net assets from operations		5,042	19,978

Contract owner transactions:
Proceeds from units sold		312,450	50,552
Cost of units redeemed		(62,535)	(46,772)
Account charges		(866)	(993)
Increase (decrease)		249,049	2,787
Net increase (decrease)		254,091	22,765
Net assets, beginning		337,799	315,034
Net assets, ending		$591,890	$337,799

Units sold		251,039	43,492
Units redeemed		(51,353)	(43,325)
Net increase (decrease)		199,686	167
Units outstanding, beginning		269,581	269,414
Units outstanding, ending		469,267	269,581

* Date of Fund Inception into Variable Account: 8 /7 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,445,919
Cost of units redeemed/account charges			(1,995,101)
Net investment income (loss)			99,383
Net realized gain (loss)			28,996
Realized gain distributions			27,711
Net change in unrealized appreciation (depreciation)			(15,018)
Net assets			$591,890

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	365	$452	1.25%	1.3%	12/31/2021	$1.26	0	$0	1.00%	1.5%	12/31/2021	$1.28	0	$0	0.75%	1.8%
12/31/2020	1.22	174	212	1.25%	6.3%	12/31/2020	1.24	0	0	1.00%	6.6%	12/31/2020	1.26	0	0	0.75%	6.9%
12/31/2019	1.15	189	217	1.25%	9.2%	12/31/2019	1.16	0	0	1.00%	9.5%	12/31/2019	1.18	0	0	0.75%	9.7%
12/31/2018	1.05	295	311	1.25%	-2.8%	12/31/2018	1.06	0	0	1.00%	-2.6%	12/31/2018	1.07	0	0	0.75%	-2.3%
12/31/2017	1.08	545	591	1.25%	4.2%	12/31/2017	1.09	0	0	1.00%	4.5%	12/31/2017	1.10	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	0.50%	2.0%	12/31/2021	$1.32	0	$0	0.25%	2.3%	12/31/2021	$1.34	104	$140	0.00%	2.6%
12/31/2020	1.27	0	0	0.50%	7.1%	12/31/2020	1.29	0	0	0.25%	7.4%	12/31/2020	1.31	96	126	0.00%	7.7%
12/31/2019	1.19	0	0	0.50%	10.0%	12/31/2019	1.20	0	0	0.25%	10.3%	12/31/2019	1.21	81	98	0.00%	10.6%
12/31/2018	1.08	0	0	0.50%	-2.1%	12/31/2018	1.09	0	0	0.25%	-1.8%	12/31/2018	1.10	37	41	0.00%	-1.6%
12/31/2017	1.10	0	0	0.50%	5.0%	12/31/2017	1.11	0	0	0.25%	5.3%	12/31/2017	1.12	35	40	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.1%
2020	3.7%
2019	3.3%
2018	3.6%
2017	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Bond Fund K Class - 06-FCP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,146,437	$36,152,897	3,685,344
Receivables: investments sold	638,259
Payables: investments purchased	-
Net assets	$35,784,696

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,548,455	30,130,354	$1.18
Band 100	-	-	1.19
Band 75	236,241	195,228	1.21
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$35,784,696	30,325,582

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$532,162
Mortality & expense charges			(265,194)
Net investment income (loss)			266,968

Gain (loss) on investments:
Net realized gain (loss)			228,309
Realized gain distributions			1,231,083
Net change in unrealized appreciation (depreciation)			(1,806,087)
Net gain (loss)			(346,695)

Increase (decrease) in net assets from operations			$(79,727)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$266,968	$404,412
Net realized gain (loss)		228,309	231,545
Realized gain distributions		1,231,083	329,031
Net change in unrealized appreciation (depreciation)		(1,806,087)	434,734

Increase (decrease) in net assets from operations		(79,727)	1,399,722

Contract owner transactions:
Proceeds from units sold		26,867,006	10,347,168
Cost of units redeemed		(10,290,864)	(8,070,338)
Account charges		(52,137)	(41,892)
Increase (decrease)		16,524,005	2,234,938
Net increase (decrease)		16,444,278	3,634,660
Net assets, beginning		19,340,418	15,705,758
Net assets, ending		$35,784,696	$19,340,418

Units sold		23,132,194	9,377,190
Units redeemed		(9,144,509)	(7,328,351)
Net increase (decrease)		13,987,685	2,048,839
Units outstanding, beginning		16,337,897	14,289,058
Units outstanding, ending		30,325,582	16,337,897

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$58,889,182
Cost of units redeemed/account charges			(25,149,164)
Net investment income (loss)			1,033,814
Net realized gain (loss)			457,210
Realized gain distributions			1,560,114
Net change in unrealized appreciation (depreciation)			(1,006,460)
Net assets			$35,784,696

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	30,130	$35,548	1.25%	-0.3%	12/31/2021	$1.19	0	$0	1.00%	0.0%	12/31/2021	$1.21	195	$236	0.75%	0.2%
12/31/2020	1.18	15,994	18,925	1.25%	7.7%	12/31/2020	1.20	0	0	1.00%	8.0%	12/31/2020	1.21	344	416	0.75%	8.2%
12/31/2019	1.10	13,944	15,321	1.25%	8.0%	12/31/2019	1.11	0	0	1.00%	8.3%	12/31/2019	1.12	345	384	0.75%	8.6%
12/31/2018	1.02	7,997	8,135	1.25%	-1.7%	12/31/2018	1.02	0	0	1.00%	-1.5%	12/31/2018	1.03	203	208	0.75%	-1.2%
12/31/2017	1.04	1,433	1,483	1.25%	3.2%	12/31/2017	1.04	0	0	1.00%	3.5%	12/31/2017	1.04	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	0.50%	0.5%	12/31/2021	$1.24	0	$0	0.25%	0.7%	12/31/2021	$1.26	0	$0	0.00%	1.0%
12/31/2020	1.22	0	0	0.50%	8.5%	12/31/2020	1.23	0	0	0.25%	8.8%	12/31/2020	1.24	0	0	0.00%	9.0%
12/31/2019	1.12	0	0	0.50%	8.8%	12/31/2019	1.13	0	0	0.25%	9.1%	12/31/2019	1.14	0	0	0.00%	9.4%
12/31/2018	1.03	0	0	0.50%	-1.0%	12/31/2018	1.04	0	0	0.25%	-0.7%	12/31/2018	1.04	0	0	0.00%	-0.5%
12/31/2017	1.04	0	0	0.50%	4.0%	12/31/2017	1.05	0	0	0.25%	4.2%	12/31/2017	1.05	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	3.6%
2019	3.1%
2018	2.9%
2017	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Equity Income Fund K Class - 06-FCR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,183,452	$5,732,900	150,976
Receivables: investments sold	544
Payables: investments purchased	-
Net assets	$6,183,996

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,183,996	3,922,770	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$6,183,996	3,922,770

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$73,867
Mortality & expense charges			(46,076)
Net investment income (loss)			27,791

Gain (loss) on investments:
Net realized gain (loss)			100,423
Realized gain distributions			448,001
Net change in unrealized appreciation (depreciation)			186,130
Net gain (loss)			734,554

Increase (decrease) in net assets from operations			$762,345

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,791	$23,407
Net realized gain (loss)		100,423	(8,038)
Realized gain distributions		448,001	-
Net change in unrealized appreciation (depreciation)		186,130	(25,061)

Increase (decrease) in net assets from operations		762,345	(9,692)

Contract owner transactions:
Proceeds from units sold		3,035,305	362,877
Cost of units redeemed		(594,752)	(284,652)
Account charges		(3,611)	(2,584)
Increase (decrease)		2,436,942	75,641
Net increase (decrease)		3,199,287	65,949
Net assets, beginning		2,984,709	2,918,760
Net assets, ending		$6,183,996	$2,984,709

Units sold		1,992,099	340,088
Units redeemed		(425,227)	(264,108)
Net increase (decrease)		1,566,872	75,980
Units outstanding, beginning		2,355,898	2,279,918
Units outstanding, ending		3,922,770	2,355,898

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$10,347,830
Cost of units redeemed/account charges			(5,580,575)
Net investment income (loss)			101,341
Net realized gain (loss)			280,257
Realized gain distributions			584,591
Net change in unrealized appreciation (depreciation)			450,552
Net assets			$6,183,996

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	3,923	$6,184	1.25%	24.4%	12/31/2021	$1.60	0	$0	1.00%	24.7%	12/31/2021	$1.62	0	$0	0.75%	25.1%
12/31/2020	1.27	2,356	2,985	1.25%	-1.0%	12/31/2020	1.28	0	0	1.00%	-0.8%	12/31/2020	1.29	0	0	0.75%	-0.5%
12/31/2019	1.28	2,280	2,919	1.25%	24.3%	12/31/2019	1.29	0	0	1.00%	24.6%	12/31/2019	1.30	0	0	0.75%	25.0%
12/31/2018	1.03	2,292	2,360	1.25%	-9.7%	12/31/2018	1.03	0	0	1.00%	-9.5%	12/31/2018	1.04	0	0	0.75%	-9.3%
12/31/2017	1.14	773	881	1.25%	13.9%	12/31/2017	1.14	0	0	1.00%	14.2%	12/31/2017	1.15	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	0	$0	0.50%	25.4%	12/31/2021	$1.66	0	$0	0.25%	25.7%	12/31/2021	$1.68	0	$0	0.00%	26.0%
12/31/2020	1.31	0	0	0.50%	-0.3%	12/31/2020	1.32	0	0	0.25%	0.0%	12/31/2020	1.33	0	0	0.00%	0.2%
12/31/2019	1.31	0	0	0.50%	25.3%	12/31/2019	1.32	0	0	0.25%	25.6%	12/31/2019	1.33	0	0	0.00%	25.9%
12/31/2018	1.05	0	0	0.50%	-9.0%	12/31/2018	1.05	0	0	0.25%	-8.8%	12/31/2018	1.06	0	0	0.00%	-8.6%
12/31/2017	1.15	0	0	0.50%	14.8%	12/31/2017	1.15	0	0	0.25%	15.1%	12/31/2017	1.16	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.9%
2019	2.2%
2018	1.9%
2017	6.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fundamental Growth Fund K Class - 06-FCT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$834,412	$716,879	26,115
Receivables: investments sold	227
Payables: investments purchased	-
Net assets	$834,639

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$834,639	340,436	$2.45
Band 100	-	-	2.48
Band 75	-	-	2.51
Band 50	-	-	2.55
Band 25	-	-	2.58
Band 0	-	-	2.61
Total	$834,639	340,436

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,168
Mortality & expense charges			(12,440)
Net investment income (loss)			(11,272)

Gain (loss) on investments:
Net realized gain (loss)			238,885
Realized gain distributions			143,735
Net change in unrealized appreciation (depreciation)			(164,100)
Net gain (loss)			218,520

Increase (decrease) in net assets from operations			$207,248

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,272)	$(16,574)
Net realized gain (loss)		238,885	185,589
Realized gain distributions		143,735	126,287
Net change in unrealized appreciation (depreciation)		(164,100)	108,855

Increase (decrease) in net assets from operations		207,248	404,157

Contract owner transactions:
Proceeds from units sold		71,113	546,053
Cost of units redeemed		(979,736)	(757,479)
Account charges		(11)	(516)
Increase (decrease)		(908,634)	(211,942)
Net increase (decrease)		(701,386)	192,215
Net assets, beginning		1,536,025	1,343,810
Net assets, ending		$834,639	$1,536,025

Units sold		45,140	338,294
Units redeemed		(471,044)	(416,193)
Net increase (decrease)		(425,904)	(77,899)
Units outstanding, beginning		766,340	844,239
Units outstanding, ending		340,436	766,340

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,365,826
Cost of units redeemed/account charges			(2,493,529)
Net investment income (loss)			(40,594)
Net realized gain (loss)			471,353
Realized gain distributions			414,050
Net change in unrealized appreciation (depreciation)			117,533
Net assets			$834,639

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.45	340	$835	1.25%	22.3%	12/31/2021	$2.48	0	$0	1.00%	22.6%	12/31/2021	$2.51	0	$0	0.75%	22.9%
12/31/2020	2.00	766	1,536	1.25%	25.9%	12/31/2020	2.02	0	0	1.00%	26.2%	12/31/2020	2.05	0	0	0.75%	26.6%
12/31/2019	1.59	844	1,344	1.25%	32.7%	12/31/2019	1.60	0	0	1.00%	33.1%	12/31/2019	1.62	0	0	0.75%	33.4%
12/31/2018	1.20	765	917	1.25%	-1.4%	12/31/2018	1.21	0	0	1.00%	-1.2%	12/31/2018	1.21	0	0	0.75%	-1.0%
12/31/2017	1.22	498	606	1.25%	21.7%	12/31/2017	1.22	0	0	1.00%	22.0%	12/31/2017	1.22	0	0	0.75%	22.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.55	0	$0	0.50%	23.2%	12/31/2021	$2.58	0	$0	0.25%	23.5%	12/31/2021	$2.61	0	$0	0.00%	23.9%
12/31/2020	2.07	0	0	0.50%	26.9%	12/31/2020	2.09	0	0	0.25%	27.2%	12/31/2020	2.11	0	0	0.00%	27.5%
12/31/2019	1.63	0	0	0.50%	33.7%	12/31/2019	1.64	0	0	0.25%	34.1%	12/31/2019	1.65	0	0	0.00%	34.4%
12/31/2018	1.22	0	0	0.50%	-0.7%	12/31/2018	1.22	0	0	0.25%	-0.5%	12/31/2018	1.23	0	0	0.00%	-0.2%
12/31/2017	1.23	0	0	0.50%	22.6%	12/31/2017	1.23	0	0	0.25%	22.9%	12/31/2017	1.23	0	0	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.3%
2019	0.5%
2018	0.9%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Select Mid Cap Growth Fund K Class - 06-FCV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,220,294	$6,320,869	132,406
Receivables: investments sold	31,595
Payables: investments purchased	-
Net assets	$7,251,889

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,251,889	3,198,950	$2.27
Band 100	-	-	2.30
Band 75	-	-	2.33
Band 50	-	-	2.35
Band 25	-	-	2.38
Band 0	-	-	2.42
Total	$7,251,889	3,198,950

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(115,732)
Net investment income (loss)			(115,732)

Gain (loss) on investments:
Net realized gain (loss)			1,467,746
Realized gain distributions			767,167
Net change in unrealized appreciation (depreciation)			(1,315,658)
Net gain (loss)			919,255

Increase (decrease) in net assets from operations			$803,523

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(115,732)	$(100,425)
Net realized gain (loss)		1,467,746	417,085
Realized gain distributions		767,167	1,142,991
Net change in unrealized appreciation (depreciation)		(1,315,658)	1,354,178

Increase (decrease) in net assets from operations		803,523	2,813,829

Contract owner transactions:
Proceeds from units sold		2,172,567	1,395,214
Cost of units redeemed		(5,306,824)	(2,892,511)
Account charges		(7,831)	(2,157)
Increase (decrease)		(3,142,088)	(1,499,454)
Net increase (decrease)		(2,338,565)	1,314,375
Net assets, beginning		9,590,454	8,276,079
Net assets, ending		$7,251,889	$9,590,454

Units sold		980,898	841,481
Units redeemed		(2,308,273)	(1,694,291)
Net increase (decrease)		(1,327,375)	(852,810)
Units outstanding, beginning		4,526,325	5,379,135
Units outstanding, ending		3,198,950	4,526,325

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,337,630
Cost of units redeemed/account charges			(10,921,039)
Net investment income (loss)			(325,352)
Net realized gain (loss)			1,869,312
Realized gain distributions			2,391,913
Net change in unrealized appreciation (depreciation)			899,425
Net assets			$7,251,889

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.27	3,199	$7,252	1.25%	7.0%	12/31/2021	$2.30	0	$0	1.00%	7.3%	12/31/2021	$2.33	0	$0	0.75%	7.5%
12/31/2020	2.12	4,526	9,590	1.25%	37.7%	12/31/2020	2.14	0	0	1.00%	38.1%	12/31/2020	2.16	0	0	0.75%	38.4%
12/31/2019	1.54	5,379	8,276	1.25%	31.6%	12/31/2019	1.55	0	0	1.00%	31.9%	12/31/2019	1.56	0	0	0.75%	32.2%
12/31/2018	1.17	2,984	3,490	1.25%	-7.1%	12/31/2018	1.18	0	0	1.00%	-6.8%	12/31/2018	1.18	0	0	0.75%	-6.6%
12/31/2017	1.26	562	708	1.25%	28.6%	12/31/2017	1.26	0	0	1.00%	29.0%	12/31/2017	1.27	0	0	0.75%	29.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.35	0	$0	0.50%	7.8%	12/31/2021	$2.38	0	$0	0.25%	8.1%	12/31/2021	$2.42	0	$0	0.00%	8.3%
12/31/2020	2.18	0	0	0.50%	38.8%	12/31/2020	2.21	0	0	0.25%	39.1%	12/31/2020	2.23	0	0	0.00%	39.4%
12/31/2019	1.57	0	0	0.50%	32.5%	12/31/2019	1.59	0	0	0.25%	32.9%	12/31/2019	1.60	0	0	0.00%	33.2%
12/31/2018	1.19	0	0	0.50%	-6.4%	12/31/2018	1.19	0	0	0.25%	-6.1%	12/31/2018	1.20	0	0	0.00%	-5.9%
12/31/2017	1.27	0	0	0.50%	29.6%	12/31/2017	1.27	0	0	0.25%	29.9%	12/31/2017	1.28	0	0	0.00%	30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Strategic Income Fund K Class - 06-FCW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$900,268	$918,115	83,705
Receivables: investments sold	1,530
Payables: investments purchased	-
Net assets	$901,798

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$901,798	750,502	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$901,798	750,502

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$33,332
Mortality & expense charges			(11,453)
Net investment income (loss)			21,879

Gain (loss) on investments:
Net realized gain (loss)			8,700
Realized gain distributions			42,695
Net change in unrealized appreciation (depreciation)			(60,513)
Net gain (loss)			(9,118)

Increase (decrease) in net assets from operations			$12,761

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,879	$20,361
Net realized gain (loss)		8,700	(2,380)
Realized gain distributions		42,695	-
Net change in unrealized appreciation (depreciation)		(60,513)	24,136

Increase (decrease) in net assets from operations		12,761	42,117

Contract owner transactions:
Proceeds from units sold		199,628	249,821
Cost of units redeemed		(170,091)	(153,899)
Account charges		(132)	(137)
Increase (decrease)		29,405	95,785
Net increase (decrease)		42,166	137,902
Net assets, beginning		859,632	721,730
Net assets, ending		$901,798	$859,632

Units sold		166,918	219,807
Units redeemed		(141,767)	(142,667)
Net increase (decrease)		25,151	77,140
Units outstanding, beginning		725,351	648,211
Units outstanding, ending		750,502	725,351

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,245,772
Cost of units redeemed/account charges			(444,668)
Net investment income (loss)			71,491
Net realized gain (loss)			4,355
Realized gain distributions			42,695
Net change in unrealized appreciation (depreciation)			(17,847)
Net assets			$901,798

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	751	$902	1.25%	1.4%	12/31/2021	$1.22	0	$0	1.00%	1.6%	12/31/2021	$1.23	0	$0	0.75%	1.9%
12/31/2020	1.19	725	860	1.25%	6.4%	12/31/2020	1.20	0	0	1.00%	6.7%	12/31/2020	1.21	0	0	0.75%	7.0%
12/31/2019	1.11	648	722	1.25%	9.3%	12/31/2019	1.12	0	0	1.00%	9.6%	12/31/2019	1.13	0	0	0.75%	9.8%
12/31/2018	1.02	523	533	1.25%	-2.7%	12/31/2018	1.02	0	0	1.00%	-2.5%	12/31/2018	1.03	0	0	0.75%	-2.2%
12/31/2017	1.05	505	529	1.25%	4.4%	12/31/2017	1.05	0	0	1.00%	4.6%	12/31/2017	1.05	0	0	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	0	$0	0.50%	2.2%	12/31/2021	$1.26	0	$0	0.25%	2.4%	12/31/2021	$1.28	0	$0	0.00%	2.7%
12/31/2020	1.22	0	0	0.50%	7.2%	12/31/2020	1.23	0	0	0.25%	7.5%	12/31/2020	1.25	0	0	0.00%	7.8%
12/31/2019	1.14	0	0	0.50%	10.1%	12/31/2019	1.15	0	0	0.25%	10.4%	12/31/2019	1.16	0	0	0.00%	10.7%
12/31/2018	1.03	0	0	0.50%	-2.0%	12/31/2018	1.04	0	0	0.25%	-1.7%	12/31/2018	1.05	0	0	0.00%	-1.5%
12/31/2017	1.06	0	0	0.50%	5.1%	12/31/2017	1.06	0	0	0.25%	5.4%	12/31/2017	1.06	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.8%
2020	3.8%
2019	3.5%
2018	3.5%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Global Equity Fund A Class - 06-GGH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,889	$47,663	2,794
Receivables: investments sold	-
Payables: investments purchased	(645)
Net assets	$50,244

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,244	33,017	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$50,244	33,017

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$967
Mortality & expense charges			(592)
Net investment income (loss)			375

Gain (loss) on investments:
Net realized gain (loss)			4,930
Realized gain distributions			7,877
Net change in unrealized appreciation (depreciation)			(4,109)
Net gain (loss)			8,698

Increase (decrease) in net assets from operations			$9,073

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$375	$92
Net realized gain (loss)		4,930	(3,159)
Realized gain distributions		7,877	-
Net change in unrealized appreciation (depreciation)		(4,109)	10,454

Increase (decrease) in net assets from operations		9,073	7,387

Contract owner transactions:
Proceeds from units sold		20,659	28,433
Cost of units redeemed		(18,380)	(42,965)
Account charges		(58)	(78)
Increase (decrease)		2,221	(14,610)
Net increase (decrease)		11,294	(7,223)
Net assets, beginning		38,950	46,173
Net assets, ending		$50,244	$38,950

Units sold		14,346	28,583
Units redeemed		(12,598)	(40,433)
Net increase (decrease)		1,748	(11,850)
Units outstanding, beginning		31,269	43,119
Units outstanding, ending		33,017	31,269

* Date of Fund Inception into Variable Account: 9 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$107,832
Cost of units redeemed/account charges			(76,275)
Net investment income (loss)			603
Net realized gain (loss)			957
Realized gain distributions			13,901
Net change in unrealized appreciation (depreciation)			3,226
Net assets			$50,244

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	33	$50	1.25%	22.2%	12/31/2021	$1.54	0	$0	1.00%	22.5%	12/31/2021	$1.55	0	$0	0.75%	22.8%
12/31/2020	1.25	31	39	1.25%	16.3%	12/31/2020	1.26	0	0	1.00%	16.6%	12/31/2020	1.27	0	0	0.75%	16.9%
12/31/2019	1.07	43	46	1.25%	21.8%	12/31/2019	1.08	0	0	1.00%	22.1%	12/31/2019	1.08	0	0	0.75%	22.4%
12/31/2018	0.88	42	37	1.25%	-17.4%	12/31/2018	0.88	0	0	1.00%	-17.1%	12/31/2018	0.88	0	0	0.75%	-16.9%
12/31/2017	1.06	54	57	1.25%	6.4%	12/31/2017	1.06	0	0	1.00%	6.5%	12/31/2017	1.07	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	0.50%	23.1%	12/31/2021	$1.59	0	$0	0.25%	23.4%	12/31/2021	$1.61	0	$0	0.00%	23.7%
12/31/2020	1.28	0	0	0.50%	17.2%	12/31/2020	1.29	0	0	0.25%	17.5%	12/31/2020	1.30	0	0	0.00%	17.8%
12/31/2019	1.09	0	0	0.50%	22.7%	12/31/2019	1.10	0	0	0.25%	23.0%	12/31/2019	1.10	0	0	0.00%	23.3%
12/31/2018	0.89	0	0	0.50%	-16.7%	12/31/2018	0.89	0	0	0.25%	-16.5%	12/31/2018	0.89	0	0	0.00%	-16.3%
12/31/2017	1.07	0	0	0.50%	6.6%	12/31/2017	1.07	0	0	0.25%	6.7%	12/31/2017	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	0.8%
2019	1.0%
2018	0.5%
2017	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Global Equity Fund Y Class - 06-GGJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$313	$251	17
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$313

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$313	202	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$313	202

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7
Mortality & expense charges			(2)
Net investment income (loss)			5

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			48
Net change in unrealized appreciation (depreciation)			5
Net gain (loss)			53

Increase (decrease) in net assets from operations			$58

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5	$-
Net realized gain (loss)		-	-
Realized gain distributions		48	-
Net change in unrealized appreciation (depreciation)		5	43

Increase (decrease) in net assets from operations		58	43

Contract owner transactions:
Proceeds from units sold		1	42
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1	42
Net increase (decrease)		59	85
Net assets, beginning		254	169
Net assets, ending		$313	$254

Units sold		1	45
Units redeemed		-	-
Net increase (decrease)		1	45
Units outstanding, beginning		201	156
Units outstanding, ending		202	201

* Date of Fund Inception into Variable Account: 9 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$681
Cost of units redeemed/account charges			(506)
Net investment income (loss)			6
Net realized gain (loss)			20
Realized gain distributions			50
Net change in unrealized appreciation (depreciation)			62
Net assets			$313

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	0	$0	1.25%	22.8%	12/31/2021	$1.57	0	$0	1.00%	23.1%	12/31/2021	$1.58	0	$0	0.75%	23.4%
12/31/2020	1.26	0	0	1.25%	16.9%	12/31/2020	1.27	0	0	1.00%	17.2%	12/31/2020	1.28	0	0	0.75%	17.4%
12/31/2019	1.08	0	0	1.25%	22.3%	12/31/2019	1.09	0	0	1.00%	22.6%	12/31/2019	1.09	0	0	0.75%	22.9%
12/31/2018	0.88	0	0	1.25%	-16.9%	12/31/2018	0.89	0	0	1.00%	-16.7%	12/31/2018	0.89	0	0	0.75%	-16.5%
12/31/2017	1.06	0	0	1.25%	6.5%	12/31/2017	1.07	0	0	1.00%	6.6%	12/31/2017	1.07	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	0	$0	0.50%	23.7%	12/31/2021	$1.62	0	$0	0.25%	24.0%	12/31/2021	$1.64	0	$0	0.00%	24.3%
12/31/2020	1.30	0	0	0.50%	17.7%	12/31/2020	1.31	0	0	0.25%	18.0%	12/31/2020	1.32	0	0	0.00%	18.3%
12/31/2019	1.10	0	0	0.50%	23.2%	12/31/2019	1.11	0	0	0.25%	23.5%	12/31/2019	1.11	0	0	0.00%	23.8%
12/31/2018	0.89	0	0	0.50%	-16.3%	12/31/2018	0.90	0	0	0.25%	-16.1%	12/31/2018	0.90	0	0	0.00%	-15.9%
12/31/2017	1.07	0	0	0.50%	6.7%	12/31/2017	1.07	0	0	0.25%	6.8%	12/31/2017	1.07	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	1.4%
2019	1.4%
2018	1.8%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Classic Balanced Fund N Class - 06-3WW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$497,134	$513,379	45,560
Receivables: investments sold	381
Payables: investments purchased	-
Net assets	$497,515

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$497,515	363,095	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$497,515	363,095

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,328
Mortality & expense charges			(2,487)
Net investment income (loss)			1,841

Gain (loss) on investments:
Net realized gain (loss)			2,384
Realized gain distributions			32,295
Net change in unrealized appreciation (depreciation)			(16,344)
Net gain (loss)			18,335

Increase (decrease) in net assets from operations			$20,176

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,841	$47
Net realized gain (loss)		2,384	-
Realized gain distributions		32,295	-
Net change in unrealized appreciation (depreciation)		(16,344)	99

Increase (decrease) in net assets from operations		20,176	146

Contract owner transactions:
Proceeds from units sold		871,161	16,784
Cost of units redeemed		(410,752)	-
Account charges		-	-
Increase (decrease)		460,409	16,784
Net increase (decrease)		480,585	16,930
Net assets, beginning		16,930	-
Net assets, ending		$497,515	$16,930

Units sold		664,787	14,080
Units redeemed		(315,772)	-
Net increase (decrease)		349,015	14,080
Units outstanding, beginning		14,080	-
Units outstanding, ending		363,095	14,080

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$887,945
Cost of units redeemed/account charges			(410,752)
Net investment income (loss)			1,888
Net realized gain (loss)			2,384
Realized gain distributions			32,295
Net change in unrealized appreciation (depreciation)			(16,245)
Net assets			$497,515

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	363	$498	1.25%	14.0%	12/31/2021	$1.38	0	$0	1.00%	14.2%	12/31/2021	$1.39	0	$0	0.75%	14.5%
12/31/2020	1.20	14	17	1.25%	11.4%	12/31/2020	1.21	0	0	1.00%	11.7%	12/31/2020	1.21	0	0	0.75%	11.9%
12/31/2019	1.08	0	0	1.25%	8.0%	12/31/2019	1.08	0	0	1.00%	8.1%	12/31/2019	1.08	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	14.8%	12/31/2021	$1.41	0	$0	0.25%	15.1%	12/31/2021	$1.42	0	$0	0.00%	15.4%
12/31/2020	1.22	0	0	0.50%	12.2%	12/31/2020	1.22	0	0	0.25%	12.5%	12/31/2020	1.23	0	0	0.00%	12.8%
12/31/2019	1.09	0	0	0.50%	8.5%	12/31/2019	1.09	0	0	0.25%	8.7%	12/31/2019	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	0.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Multi Strategy Fund I Class - 06-832 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.95
Band 100	-	-	3.02
Band 75	-	-	3.09
Band 50	-	-	3.16
Band 25	-	-	3.23
Band 0	-	-	3.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.95	0	$0	1.25%	20.1%	12/31/2021	$3.02	0	$0	1.00%	20.4%	12/31/2021	$3.09	0	$0	0.75%	20.7%
12/31/2020	2.46	0	0	1.25%	16.4%	12/31/2020	2.51	0	0	1.00%	16.7%	12/31/2020	2.56	0	0	0.75%	17.0%
12/31/2019	2.11	0	0	1.25%	24.0%	12/31/2019	2.15	0	0	1.00%	24.3%	12/31/2019	2.19	0	0	0.75%	24.6%
12/31/2018	1.70	0	0	1.25%	-8.9%	12/31/2018	1.73	0	0	1.00%	-8.6%	12/31/2018	1.76	0	0	0.75%	-8.4%
12/31/2017	1.87	0	0	1.25%	24.8%	12/31/2017	1.89	0	0	1.00%	25.1%	12/31/2017	1.92	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.16	0	$0	0.50%	21.0%	12/31/2021	$3.23	0	$0	0.25%	21.3%	12/31/2021	$3.31	0	$0	0.00%	21.6%
12/31/2020	2.61	0	0	0.50%	17.3%	12/31/2020	2.67	0	0	0.25%	17.6%	12/31/2020	2.72	0	0	0.00%	17.9%
12/31/2019	2.23	0	0	0.50%	24.9%	12/31/2019	2.27	0	0	0.25%	25.2%	12/31/2019	2.31	0	0	0.00%	25.5%
12/31/2018	1.78	0	0	0.50%	-8.2%	12/31/2018	1.81	0	0	0.25%	-8.0%	12/31/2018	1.84	0	0	0.00%	-7.7%
12/31/2017	1.94	0	0	0.50%	25.7%	12/31/2017	1.97	0	0	0.25%	26.0%	12/31/2017	1.99	0	0	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Multi Strategy Fund A Class - 06-839

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,090	$38,719	1,853
Receivables: investments sold	-
Payables: investments purchased	(82)
Net assets	$45,008

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,610	14,086	$2.88
Band 100	4,398	1,491	2.95
Band 75	-	-	3.02
Band 50	-	-	3.09
Band 25	-	-	3.16
Band 0	-	-	3.23
Total	$45,008	15,577

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(511)
Net investment income (loss)			(511)

Gain (loss) on investments:
Net realized gain (loss)			1,152
Realized gain distributions			2,586
Net change in unrealized appreciation (depreciation)			3,364
Net gain (loss)			7,102

Increase (decrease) in net assets from operations			$6,591

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(511)	$(216)
Net realized gain (loss)		1,152	17
Realized gain distributions		2,586	-
Net change in unrealized appreciation (depreciation)		3,364	2,627

Increase (decrease) in net assets from operations		6,591	2,428

Contract owner transactions:
Proceeds from units sold		23,775	-
Cost of units redeemed		(4,346)	(9,739)
Account charges		-	-
Increase (decrease)		19,429	(9,739)
Net increase (decrease)		26,020	(7,311)
Net assets, beginning		18,988	26,299
Net assets, ending		$45,008	$18,988

Units sold		9,360	4,279
Units redeemed		(1,628)	(9,015)
Net increase (decrease)		7,732	(4,736)
Units outstanding, beginning		7,845	12,581
Units outstanding, ending		15,577	7,845

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$85,791
Cost of units redeemed/account charges			(55,725)
Net investment income (loss)			85
Net realized gain (loss)			3,774
Realized gain distributions			4,712
Net change in unrealized appreciation (depreciation)			6,371
Net assets			$45,008

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.88	14	$41	1.25%	19.6%	12/31/2021	$2.95	1	$4	1.00%	19.9%	12/31/2021	$3.02	0	$0	0.75%	20.2%
12/31/2020	2.41	6	15	1.25%	15.6%	12/31/2020	2.46	1	4	1.00%	15.9%	12/31/2020	2.51	0	0	0.75%	16.2%
12/31/2019	2.09	11	23	1.25%	23.5%	12/31/2019	2.12	1	3	1.00%	23.8%	12/31/2019	2.16	0	0	0.75%	24.1%
12/31/2018	1.69	2	3	1.25%	-9.4%	12/31/2018	1.71	1	3	1.00%	-9.2%	12/31/2018	1.74	0	0	0.75%	-9.0%
12/31/2017	1.86	3	5	1.25%	24.8%	12/31/2017	1.89	1	3	1.00%	25.1%	12/31/2017	1.91	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.09	0	$0	0.50%	20.5%	12/31/2021	$3.16	0	$0	0.25%	20.8%	12/31/2021	$3.23	0	$0	0.00%	21.1%
12/31/2020	2.56	0	0	0.50%	16.5%	12/31/2020	2.61	0	0	0.25%	16.7%	12/31/2020	2.67	0	0	0.00%	17.0%
12/31/2019	2.20	0	0	0.50%	24.4%	12/31/2019	2.24	0	0	0.25%	24.8%	12/31/2019	2.28	0	0	0.00%	25.1%
12/31/2018	1.77	0	0	0.50%	-8.7%	12/31/2018	1.80	0	0	0.25%	-8.5%	12/31/2018	1.82	0	0	0.00%	-8.3%
12/31/2017	1.94	0	0	0.50%	25.7%	12/31/2017	1.96	0	0	0.25%	26.0%	12/31/2017	1.99	0	0	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	10.1%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Oak Ridge Small Cap Growth Fund A Class - 06-629

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,175	$48,634	3,347
Receivables: investments sold	99
Payables: investments purchased	-
Net assets	$47,274

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,274	17,951	$2.63
Band 100	-	-	2.70
Band 75	-	-	2.76
Band 50	-	-	2.83
Band 25	-	-	2.90
Band 0	-	-	2.97
Total	$47,274	17,951

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(520)
Net investment income (loss)			(520)

Gain (loss) on investments:
Net realized gain (loss)			39
Realized gain distributions			6,121
Net change in unrealized appreciation (depreciation)			(2,376)
Net gain (loss)			3,784

Increase (decrease) in net assets from operations			$3,264

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(520)	$(230)
Net realized gain (loss)		39	(210)
Realized gain distributions		6,121	3,900
Net change in unrealized appreciation (depreciation)		(2,376)	2,710

Increase (decrease) in net assets from operations		3,264	6,170

Contract owner transactions:
Proceeds from units sold		9,226	14,558
Cost of units redeemed		(5)	(818)
Account charges		-	(6)
Increase (decrease)		9,221	13,734
Net increase (decrease)		12,485	19,904
Net assets, beginning		34,789	14,885
Net assets, ending		$47,274	$34,789

Units sold		3,585	6,972
Units redeemed		(2)	(491)
Net increase (decrease)		3,583	6,481
Units outstanding, beginning		14,368	7,887
Units outstanding, ending		17,951	14,368

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$896,214
Cost of units redeemed/account charges			(941,670)
Net investment income (loss)			(19,087)
Net realized gain (loss)			(40,556)
Realized gain distributions			153,832
Net change in unrealized appreciation (depreciation)			(1,459)
Net assets			$47,274

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.63	18	$47	1.25%	8.8%	12/31/2021	$2.70	0	$0	1.00%	9.0%	12/31/2021	$2.76	0	$0	0.75%	9.3%
12/31/2020	2.42	14	35	1.25%	28.3%	12/31/2020	2.47	0	0	1.00%	28.6%	12/31/2020	2.53	0	0	0.75%	28.9%
12/31/2019	1.89	8	15	1.25%	20.9%	12/31/2019	1.92	0	0	1.00%	21.2%	12/31/2019	1.96	0	0	0.75%	21.5%
12/31/2018	1.56	12	18	1.25%	-7.8%	12/31/2018	1.59	0	0	1.00%	-7.5%	12/31/2018	1.61	0	0	0.75%	-7.3%
12/31/2017	1.69	66	111	1.25%	17.5%	12/31/2017	1.72	0	0	1.00%	17.8%	12/31/2017	1.74	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.83	0	$0	0.50%	9.6%	12/31/2021	$2.90	0	$0	0.25%	9.9%	12/31/2021	$2.97	0	$0	0.00%	10.1%
12/31/2020	2.58	0	0	0.50%	29.3%	12/31/2020	2.64	0	0	0.25%	29.6%	12/31/2020	2.70	0	0	0.00%	29.9%
12/31/2019	2.00	0	0	0.50%	21.8%	12/31/2019	2.04	0	0	0.25%	22.1%	12/31/2019	2.08	0	0	0.00%	22.4%
12/31/2018	1.64	0	0	0.50%	-7.1%	12/31/2018	1.67	0	0	0.25%	-6.8%	12/31/2018	1.70	0	0	0.00%	-6.6%
12/31/2017	1.77	0	0	0.50%	18.4%	12/31/2017	1.79	0	0	0.25%	18.7%	12/31/2017	1.82	0	0	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Interm Bond R6 Retirement Class - 06-4NR (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /31 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-2.2%	12/31/2021	$0.99	0	$0	1.00%	-2.0%	12/31/2021	$1.00	0	$0	0.75%	-1.7%
12/31/2020	1.01	0	0	1.25%	1.2%	12/31/2020	1.01	0	0	1.00%	1.4%	12/31/2020	1.01	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	-1.5%	12/31/2021	$1.00	0	$0	0.25%	-1.3%	12/31/2021	$1.01	0	$0	0.00%	-1.0%
12/31/2020	1.02	0	0	0.50%	1.6%	12/31/2020	1.02	0	0	0.25%	1.7%	12/31/2020	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Wells Fargo Special Mid Cap Value Fund R6 Class - 06-3J6

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,677,268	$2,801,652	72,501
Receivables: investments sold	-
Payables: investments purchased	(8,682)
Net assets	$3,668,586

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,668,586	2,508,308	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	-	-	1.52
Total	$3,668,586	2,508,308

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$22,074
Mortality & expense charges			(40,775)
Net investment income (loss)			(18,701)

Gain (loss) on investments:
Net realized gain (loss)			134,701
Realized gain distributions			312,415
Net change in unrealized appreciation (depreciation)			327,616
Net gain (loss)			774,732

Increase (decrease) in net assets from operations			$756,031

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,701)	$(3,289)
Net realized gain (loss)		134,701	(28,503)
Realized gain distributions		312,415	-
Net change in unrealized appreciation (depreciation)		327,616	527,700

Increase (decrease) in net assets from operations		756,031	495,908

Contract owner transactions:
Proceeds from units sold		948,372	3,056,113
Cost of units redeemed		(513,456)	(1,752,950)
Account charges		(748)	(581)
Increase (decrease)		434,168	1,302,582
Net increase (decrease)		1,190,199	1,798,490
Net assets, beginning		2,478,387	679,897
Net assets, ending		$3,668,586	$2,478,387

Units sold		748,366	3,491,620
Units redeemed		(395,440)	(1,939,826)
Net increase (decrease)		352,926	1,551,794
Units outstanding, beginning		2,155,382	603,588
Units outstanding, ending		2,508,308	2,155,382

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,697,671
Cost of units redeemed/account charges			(2,330,267)
Net investment income (loss)			(18,684)
Net realized gain (loss)			110,245
Realized gain distributions			334,005
Net change in unrealized appreciation (depreciation)			875,616
Net assets			$3,668,586

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	2,508	$3,669	1.25%	27.2%	12/31/2021	$1.47	0	$0	1.00%	27.5%	12/31/2021	$1.49	0	$0	0.75%	27.8%
12/31/2020	1.15	2,155	2,478	1.25%	2.1%	12/31/2020	1.16	0	0	1.00%	2.3%	12/31/2020	1.16	0	0	0.75%	2.6%
12/31/2019	1.13	604	680	1.25%	34.0%	12/31/2019	1.13	0	0	1.00%	34.3%	12/31/2019	1.13	0	0	0.75%	34.7%
12/31/2018	0.84	0	0	1.25%	-15.9%	12/31/2018	0.84	0	0	1.00%	-15.9%	12/31/2018	0.84	0	0	0.75%	-15.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	28.2%	12/31/2021	$1.51	0	$0	0.25%	28.5%	12/31/2021	$1.52	0	$0	0.00%	28.8%
12/31/2020	1.17	0	0	0.50%	2.8%	12/31/2020	1.18	0	0	0.25%	3.1%	12/31/2020	1.18	0	0	0.00%	3.4%
12/31/2019	1.14	0	0	0.50%	35.0%	12/31/2019	1.14	0	0	0.25%	35.3%	12/31/2019	1.14	0	0	0.00%	35.7%
12/31/2018	0.84	0	0	0.50%	-15.8%	12/31/2018	0.84	0	0	0.25%	-15.7%	12/31/2018	0.84	0	0	0.00%	-15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	1.2%
2019	1.8%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Wells Fargo Core Plus Bond R6 Class - 06-4YK (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-0.7%	12/31/2021	$0.99	0	$0	1.00%	-0.6%	12/31/2021	$0.99	0	$0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	-0.5%	12/31/2021	$1.00	0	$0	0.25%	-0.4%	12/31/2021	$1.00	0	$0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Wells Fargo International Equity Fund R6 Class - 06-3J7 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	0	$0	1.25%	4.8%	12/31/2021	$1.07	0	$0	1.00%	5.1%	12/31/2021	$1.08	0	$0	0.75%	5.3%
12/31/2020	1.01	0	0	1.25%	3.6%	12/31/2020	1.02	0	0	1.00%	3.8%	12/31/2020	1.03	0	0	0.75%	4.1%
12/31/2019	0.98	0	0	1.25%	14.0%	12/31/2019	0.98	0	0	1.00%	14.2%	12/31/2019	0.99	0	0	0.75%	14.5%
12/31/2018	0.86	0	0	1.25%	-14.1%	12/31/2018	0.86	0	0	1.00%	-14.0%	12/31/2018	0.86	0	0	0.75%	-14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	0	$0	0.50%	5.6%	12/31/2021	$1.10	0	$0	0.25%	5.9%	12/31/2021	$1.11	0	$0	0.00%	6.1%
12/31/2020	1.03	0	0	0.50%	4.3%	12/31/2020	1.04	0	0	0.25%	4.6%	12/31/2020	1.04	0	0	0.00%	4.9%
12/31/2019	0.99	0	0	0.50%	14.8%	12/31/2019	0.99	0	0	0.25%	15.1%	12/31/2019	0.99	0	0	0.00%	15.4%
12/31/2018	0.86	0	0	0.50%	-13.9%	12/31/2018	0.86	0	0	0.25%	-13.8%	12/31/2018	0.86	0	0	0.00%	-13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Wells Fargo Special Small Cap Value Fund R6 Class - 06-3JF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,533,139	$1,401,833	34,927
Receivables: investments sold	-
Payables: investments purchased	(5,403)
Net assets	$1,527,736

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,527,736	1,186,725	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$1,527,736	1,186,725

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,263
Mortality & expense charges			(14,668)
Net investment income (loss)			(4,405)

Gain (loss) on investments:
Net realized gain (loss)			142,423
Realized gain distributions			87,526
Net change in unrealized appreciation (depreciation)			8,026
Net gain (loss)			237,975

Increase (decrease) in net assets from operations			$233,570

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,405)	$(2,427)
Net realized gain (loss)		142,423	(24,944)
Realized gain distributions		87,526	241
Net change in unrealized appreciation (depreciation)		8,026	87,726

Increase (decrease) in net assets from operations		233,570	60,596

Contract owner transactions:
Proceeds from units sold		1,379,997	683,876
Cost of units redeemed		(873,861)	(388,389)
Account charges		(3,873)	(2,985)
Increase (decrease)		502,263	292,502
Net increase (decrease)		735,833	353,098
Net assets, beginning		791,903	438,805
Net assets, ending		$1,527,736	$791,903

Units sold		1,137,286	817,567
Units redeemed		(729,794)	(471,432)
Net increase (decrease)		407,492	346,135
Units outstanding, beginning		779,233	433,098
Units outstanding, ending		1,186,725	779,233

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,505,092
Cost of units redeemed/account charges			(1,316,946)
Net investment income (loss)			(3,412)
Net realized gain (loss)			120,413
Realized gain distributions			91,283
Net change in unrealized appreciation (depreciation)			131,306
Net assets			$1,527,736

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	1,187	$1,528	1.25%	26.7%	12/31/2021	$1.30	0	$0	1.00%	27.0%	12/31/2021	$1.31	0	$0	0.75%	27.3%
12/31/2020	1.02	779	792	1.25%	0.3%	12/31/2020	1.02	0	0	1.00%	0.6%	12/31/2020	1.03	0	0	0.75%	0.8%
12/31/2019	1.01	433	439	1.25%	27.0%	12/31/2019	1.02	0	0	1.00%	27.3%	12/31/2019	1.02	0	0	0.75%	27.6%
12/31/2018	0.80	0	0	1.25%	-20.2%	12/31/2018	0.80	0	0	1.00%	-20.2%	12/31/2018	0.80	0	0	0.75%	-20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	0.50%	27.6%	12/31/2021	$1.33	0	$0	0.25%	27.9%	12/31/2021	$1.34	0	$0	0.00%	28.3%
12/31/2020	1.03	0	0	0.50%	1.1%	12/31/2020	1.04	0	0	0.25%	1.3%	12/31/2020	1.05	0	0	0.00%	1.6%
12/31/2019	1.02	0	0	0.50%	28.0%	12/31/2019	1.03	0	0	0.25%	28.3%	12/31/2019	1.03	0	0	0.00%	28.6%
12/31/2018	0.80	0	0	0.50%	-20.1%	12/31/2018	0.80	0	0	0.25%	-20.0%	12/31/2018	0.80	0	0	0.00%	-19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.9%
2019	2.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Equity Fund IS Class - 06-CHJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$664,419	$697,941	23,060
Receivables: investments sold	2,484
Payables: investments purchased	-
Net assets	$666,903

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$666,903	386,010	$1.73
Band 100	-	-	1.75
Band 75	-	-	1.78
Band 50	-	-	1.81
Band 25	-	-	1.84
Band 0	-	-	1.86
Total	$666,903	386,010

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,506
Mortality & expense charges			(6,251)
Net investment income (loss)			1,255

Gain (loss) on investments:
Net realized gain (loss)			147,645
Realized gain distributions			68,165
Net change in unrealized appreciation (depreciation)			(184,843)
Net gain (loss)			30,967

Increase (decrease) in net assets from operations			$32,222

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,255	$(743)
Net realized gain (loss)		147,645	22,540
Realized gain distributions		68,165	-
Net change in unrealized appreciation (depreciation)		(184,843)	(8,134)

Increase (decrease) in net assets from operations		32,222	13,663

Contract owner transactions:
Proceeds from units sold		473,995	128,132
Cost of units redeemed		(586,025)	(2,468,846)
Account charges		(1,646)	(2,207)
Increase (decrease)		(113,676)	(2,342,921)
Net increase (decrease)		(81,454)	(2,329,258)
Net assets, beginning		748,357	3,077,615
Net assets, ending		$666,903	$748,357

Units sold		267,307	121,764
Units redeemed		(343,408)	(1,871,064)
Net increase (decrease)		(76,101)	(1,749,300)
Units outstanding, beginning		462,111	2,211,411
Units outstanding, ending		386,010	462,111

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,018,495
Cost of units redeemed/account charges			(3,605,770)
Net investment income (loss)			31,355
Net realized gain (loss)			179,278
Realized gain distributions			77,067
Net change in unrealized appreciation (depreciation)			(33,522)
Net assets			$666,903

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.73	386	$667	1.25%	6.7%	12/31/2021	$1.75	0	$0	1.00%	7.0%	12/31/2021	$1.78	0	$0	0.75%	7.2%
12/31/2020	1.62	462	748	1.25%	20.3%	12/31/2020	1.64	0	0	1.00%	20.6%	12/31/2020	1.66	0	0	0.75%	20.9%
12/31/2019	1.35	807	1,087	1.25%	21.0%	12/31/2019	1.36	0	0	1.00%	21.3%	12/31/2019	1.37	0	0	0.75%	21.6%
12/31/2018	1.11	404	449	1.25%	-13.6%	12/31/2018	1.12	0	0	1.00%	-13.4%	12/31/2018	1.13	0	0	0.75%	-13.2%
12/31/2017	1.29	354	456	1.25%	31.6%	12/31/2017	1.30	0	0	1.00%	32.0%	12/31/2017	1.30	0	0	0.75%	32.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.81	0	$0	0.50%	7.5%	12/31/2021	$1.84	0	$0	0.25%	7.8%	12/31/2021	$1.86	0	$0	0.00%	8.0%
12/31/2020	1.68	0	0	0.50%	21.2%	12/31/2020	1.70	0	0	0.25%	21.5%	12/31/2020	1.73	0	0	0.00%	21.8%
12/31/2019	1.39	0	0	0.50%	21.9%	12/31/2019	1.40	0	0	0.25%	22.2%	12/31/2019	1.42	1,404	1,991	0.00%	22.5%
12/31/2018	1.14	0	0	0.50%	-13.0%	12/31/2018	1.15	0	0	0.25%	-12.8%	12/31/2018	1.16	0	0	0.00%	-12.5%
12/31/2017	1.31	0	0	0.50%	32.6%	12/31/2017	1.32	0	0	0.25%	32.9%	12/31/2017	1.32	0	0	0.00%	33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	0.4%
2019	2.2%
2018	1.1%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Equity Fund A Class - 06-CHH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$473,566	$432,494	16,934
Receivables: investments sold	11,274
Payables: investments purchased	-
Net assets	$484,840

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$484,840	285,385	$1.70
Band 100	-	-	1.73
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.83
Total	$484,840	285,385

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,035
Mortality & expense charges			(5,076)
Net investment income (loss)			(1,041)

Gain (loss) on investments:
Net realized gain (loss)			57,046
Realized gain distributions			49,212
Net change in unrealized appreciation (depreciation)			(69,496)
Net gain (loss)			36,762

Increase (decrease) in net assets from operations			$35,721

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,041)	$345
Net realized gain (loss)		57,046	5,376
Realized gain distributions		49,212	-
Net change in unrealized appreciation (depreciation)		(69,496)	83,526

Increase (decrease) in net assets from operations		35,721	89,247

Contract owner transactions:
Proceeds from units sold		145,011	78,779
Cost of units redeemed		(200,380)	(77,867)
Account charges		(160)	(168)
Increase (decrease)		(55,529)	744
Net increase (decrease)		(19,808)	89,991
Net assets, beginning		504,648	414,657
Net assets, ending		$484,840	$504,648

Units sold		86,378	61,671
Units redeemed		(114,250)	(57,822)
Net increase (decrease)		(27,872)	3,849
Units outstanding, beginning		313,257	309,408
Units outstanding, ending		285,385	313,257

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$678,451
Cost of units redeemed/account charges			(350,174)
Net investment income (loss)			536
Net realized gain (loss)			62,986
Realized gain distributions			51,969
Net change in unrealized appreciation (depreciation)			41,072
Net assets			$484,840

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	285	$485	1.25%	6.5%	12/31/2021	$1.73	0	$0	1.00%	6.7%	12/31/2021	$1.75	0	$0	0.75%	7.0%
12/31/2020	1.60	268	428	1.25%	20.0%	12/31/2020	1.62	0	0	1.00%	20.3%	12/31/2020	1.64	0	0	0.75%	20.6%
12/31/2019	1.33	266	354	1.25%	20.6%	12/31/2019	1.34	0	0	1.00%	20.9%	12/31/2019	1.36	0	0	0.75%	21.3%
12/31/2018	1.10	136	150	1.25%	-13.8%	12/31/2018	1.11	0	0	1.00%	-13.6%	12/31/2018	1.12	0	0	0.75%	-13.4%
12/31/2017	1.28	30	39	1.25%	31.2%	12/31/2017	1.29	0	0	1.00%	31.6%	12/31/2017	1.29	0	0	0.75%	31.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	0	$0	0.50%	7.3%	12/31/2021	$1.81	0	$0	0.25%	7.5%	12/31/2021	$1.83	0	$0	0.00%	7.8%
12/31/2020	1.66	0	0	0.50%	20.9%	12/31/2020	1.68	0	0	0.25%	21.2%	12/31/2020	1.70	45	76	0.00%	21.5%
12/31/2019	1.37	0	0	0.50%	21.6%	12/31/2019	1.39	0	0	0.25%	21.9%	12/31/2019	1.40	43	60	0.00%	22.2%
12/31/2018	1.13	0	0	0.50%	-13.2%	12/31/2018	1.14	0	0	0.25%	-13.0%	12/31/2018	1.15	0	0	0.00%	-12.7%
12/31/2017	1.30	0	0	0.50%	32.2%	12/31/2017	1.31	0	0	0.25%	32.5%	12/31/2017	1.31	0	0	0.00%	32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	1.0%
2019	1.5%
2018	1.2%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,928,279	$1,658,825	61,124
Receivables: investments sold	22,811
Payables: investments purchased	-
Net assets	$1,951,090

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,821,855	1,103,029	$1.65
Band 100	128,389	76,810	1.67
Band 75	-	-	1.69
Band 50	846	494	1.71
Band 25	-	-	1.73
Band 0	-	-	1.75
Total	$1,951,090	1,180,333

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,254
Mortality & expense charges			(26,724)
Net investment income (loss)			(18,470)

Gain (loss) on investments:
Net realized gain (loss)			321,993
Realized gain distributions			137,353
Net change in unrealized appreciation (depreciation)			(3,511)
Net gain (loss)			455,835

Increase (decrease) in net assets from operations			$437,365

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,470)	$(5,316)
Net realized gain (loss)		321,993	(48,327)
Realized gain distributions		137,353	19,742
Net change in unrealized appreciation (depreciation)		(3,511)	275,182

Increase (decrease) in net assets from operations		437,365	241,281

Contract owner transactions:
Proceeds from units sold		824,487	604,900
Cost of units redeemed		(1,100,797)	(235,827)
Account charges		(1,030)	(611)
Increase (decrease)		(277,340)	368,462
Net increase (decrease)		160,025	609,743
Net assets, beginning		1,791,065	1,181,322
Net assets, ending		$1,951,090	$1,791,065

Units sold		523,438	612,234
Units redeemed		(686,756)	(237,073)
Net increase (decrease)		(163,318)	375,161
Units outstanding, beginning		1,343,651	968,490
Units outstanding, ending		1,180,333	1,343,651

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,631,157
Cost of units redeemed/account charges			(2,472,951)
Net investment income (loss)			(31,446)
Net realized gain (loss)			214,495
Realized gain distributions			340,381
Net change in unrealized appreciation (depreciation)			269,454
Net assets			$1,951,090

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	1,103	$1,822	1.25%	24.0%	12/31/2021	$1.67	77	$128	1.00%	24.3%	12/31/2021	$1.69	0	$0	0.75%	24.6%
12/31/2020	1.33	1,271	1,694	1.25%	9.3%	12/31/2020	1.34	71	96	1.00%	9.6%	12/31/2020	1.36	0	0	0.75%	9.8%
12/31/2019	1.22	907	1,105	1.25%	20.5%	12/31/2019	1.23	58	71	1.00%	20.8%	12/31/2019	1.24	0	0	0.75%	21.1%
12/31/2018	1.01	713	722	1.25%	-10.3%	12/31/2018	1.02	40	41	1.00%	-10.1%	12/31/2018	1.02	0	0	0.75%	-9.9%
12/31/2017	1.13	644	727	1.25%	12.8%	12/31/2017	1.13	25	28	1.00%	13.1%	12/31/2017	1.13	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	0	$1	0.50%	24.9%	12/31/2021	$1.73	0	$0	0.25%	25.2%	12/31/2021	$1.75	0	$0	0.00%	25.5%
12/31/2020	1.37	1	1	0.50%	10.1%	12/31/2020	1.38	0	0	0.25%	10.4%	12/31/2020	1.40	0	0	0.00%	10.7%
12/31/2019	1.24	1	1	0.50%	21.4%	12/31/2019	1.25	0	0	0.25%	21.7%	12/31/2019	1.26	3	4	0.00%	22.0%
12/31/2018	1.03	1	1	0.50%	-9.6%	12/31/2018	1.03	0	0	0.25%	-9.4%	12/31/2018	1.03	3	3	0.00%	-9.2%
12/31/2017	1.13	1	1	0.50%	13.5%	12/31/2017	1.14	0	0	0.25%	13.7%	12/31/2017	1.14	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.7%
2019	0.9%
2018	0.8%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Global Real Estate Securities Fund R6 Class - 06-3JP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$101,057	$100,847	8,423
Receivables: investments sold	-
Payables: investments purchased	(986)
Net assets	$100,071

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$100,071	75,413	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$100,071	75,413

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,121
Mortality & expense charges			(493)
Net investment income (loss)			1,628

Gain (loss) on investments:
Net realized gain (loss)			1,492
Realized gain distributions			336
Net change in unrealized appreciation (depreciation)			(113)
Net gain (loss)			1,715

Increase (decrease) in net assets from operations			$3,343

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,628	$41
Net realized gain (loss)		1,492	-
Realized gain distributions		336	-
Net change in unrealized appreciation (depreciation)		(113)	323

Increase (decrease) in net assets from operations		3,343	364

Contract owner transactions:
Proceeds from units sold		197,163	8,889
Cost of units redeemed		(106,299)	(3,322)
Account charges		(53)	(14)
Increase (decrease)		90,811	5,553
Net increase (decrease)		94,154	5,917
Net assets, beginning		5,917	-
Net assets, ending		$100,071	$5,917

Units sold		152,991	8,784
Units redeemed		(83,017)	(3,345)
Net increase (decrease)		69,974	5,439
Units outstanding, beginning		5,439	-
Units outstanding, ending		75,413	5,439

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$206,052
Cost of units redeemed/account charges			(109,688)
Net investment income (loss)			1,669
Net realized gain (loss)			1,492
Realized gain distributions			336
Net change in unrealized appreciation (depreciation)			210
Net assets			$100,071

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	75	$100	1.25%	22.0%	12/31/2021	$1.34	0	$0	1.00%	22.3%	12/31/2021	$1.35	0	$0	0.75%	22.6%
12/31/2020	1.09	5	6	1.25%	-5.1%	12/31/2020	1.09	0	0	1.00%	-4.8%	12/31/2020	1.10	0	0	0.75%	-4.6%
12/31/2019	1.15	0	0	1.25%	23.3%	12/31/2019	1.15	0	0	1.00%	23.6%	12/31/2019	1.15	0	0	0.75%	23.9%
12/31/2018	0.93	0	0	1.25%	-7.1%	12/31/2018	0.93	0	0	1.00%	-7.0%	12/31/2018	0.93	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	0.50%	22.9%	12/31/2021	$1.37	0	$0	0.25%	23.2%	12/31/2021	$1.38	0	$0	0.00%	23.5%
12/31/2020	1.11	0	0	0.50%	-4.3%	12/31/2020	1.11	0	0	0.25%	-4.1%	12/31/2020	1.12	0	0	0.00%	-3.9%
12/31/2019	1.16	0	0	0.50%	24.2%	12/31/2019	1.16	0	0	0.25%	24.5%	12/31/2019	1.16	0	0	0.00%	24.8%
12/31/2018	0.93	0	0	0.50%	-6.9%	12/31/2018	0.93	0	0	0.25%	-6.8%	12/31/2018	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.0%
2020	2.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Core Fixed Inc R6 Class - 06-3JJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$755,072	$713,417	76,177
Receivables: investments sold	-
Payables: investments purchased	(152)
Net assets	$754,920

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$754,920	673,788	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$754,920	673,788

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$17,080
Mortality & expense charges			(9,331)
Net investment income (loss)			7,749

Gain (loss) on investments:
Net realized gain (loss)			2,219
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(32,662)
Net gain (loss)			(30,443)

Increase (decrease) in net assets from operations			$(22,694)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,749	$17,481
Net realized gain (loss)		2,219	100,514
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(32,662)	(14,573)

Increase (decrease) in net assets from operations		(22,694)	103,422

Contract owner transactions:
Proceeds from units sold		60,232	42,368
Cost of units redeemed		(23,383)	(916,729)
Account charges		(3,360)	(5,231)
Increase (decrease)		33,489	(879,592)
Net increase (decrease)		10,795	(776,170)
Net assets, beginning		744,125	1,520,295
Net assets, ending		$754,920	$744,125

Units sold		53,155	37,559
Units redeemed		(23,806)	(801,612)
Net increase (decrease)		29,349	(764,053)
Units outstanding, beginning		644,439	1,408,492
Units outstanding, ending		673,788	644,439

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,000,616
Cost of units redeemed/account charges			(2,455,214)
Net investment income (loss)			59,729
Net realized gain (loss)			108,134
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			41,655
Net assets			$754,920

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	674	$755	1.25%	-3.0%	12/31/2021	$1.13	0	$0	1.00%	-2.7%	12/31/2021	$1.14	0	$0	0.75%	-2.5%
12/31/2020	1.15	644	744	1.25%	7.0%	12/31/2020	1.16	0	0	1.00%	7.2%	12/31/2020	1.17	0	0	0.75%	7.5%
12/31/2019	1.08	1,408	1,520	1.25%	7.7%	12/31/2019	1.08	0	0	1.00%	8.0%	12/31/2019	1.09	0	0	0.75%	8.2%
12/31/2018	1.00	1,424	1,427	1.25%	0.2%	12/31/2018	1.00	0	0	1.00%	0.3%	12/31/2018	1.00	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	0.50%	-2.2%	12/31/2021	$1.16	0	$0	0.25%	-2.0%	12/31/2021	$1.17	0	$0	0.00%	-1.7%
12/31/2020	1.17	0	0	0.50%	7.8%	12/31/2020	1.18	0	0	0.25%	8.1%	12/31/2020	1.19	0	0	0.00%	8.3%
12/31/2019	1.09	0	0	0.50%	8.5%	12/31/2019	1.09	0	0	0.25%	8.8%	12/31/2019	1.10	0	0	0.00%	9.1%
12/31/2018	1.00	0	0	0.50%	0.4%	12/31/2018	1.01	0	0	0.25%	0.5%	12/31/2018	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	3.0%
2019	3.3%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal LargeCap Growth Fund R6 Class - 06-3JH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$781,387	$592,398	35,144
Receivables: investments sold	-
Payables: investments purchased	(117)
Net assets	$781,270

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$781,270	420,652	$1.86
Band 100	-	-	1.87
Band 75	-	-	1.89
Band 50	-	-	1.90
Band 25	-	-	1.92
Band 0	-	-	1.93
Total	$781,270	420,652

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,861)
Net investment income (loss)			(8,861)

Gain (loss) on investments:
Net realized gain (loss)			17,289
Realized gain distributions			78,780
Net change in unrealized appreciation (depreciation)			40,969
Net gain (loss)			137,038

Increase (decrease) in net assets from operations			$128,177

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,861)	$(8,266)
Net realized gain (loss)		17,289	42,001
Realized gain distributions		78,780	43,189
Net change in unrealized appreciation (depreciation)		40,969	117,342

Increase (decrease) in net assets from operations		128,177	194,266

Contract owner transactions:
Proceeds from units sold		80,255	30,695
Cost of units redeemed		(80,929)	(253,315)
Account charges		(3,081)	(2,788)
Increase (decrease)		(3,755)	(225,408)
Net increase (decrease)		124,422	(31,142)
Net assets, beginning		656,848	687,990
Net assets, ending		$781,270	$656,848

Units sold		49,335	24,253
Units redeemed		(54,166)	(197,871)
Net increase (decrease)		(4,831)	(173,618)
Units outstanding, beginning		425,483	599,101
Units outstanding, ending		420,652	425,483

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,963,990
Cost of units redeemed/account charges			(1,648,136)
Net investment income (loss)			(24,847)
Net realized gain (loss)			65,970
Realized gain distributions			235,304
Net change in unrealized appreciation (depreciation)			188,989
Net assets			$781,270

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.86	421	$781	1.25%	20.3%	12/31/2021	$1.87	0	$0	1.00%	20.6%	12/31/2021	$1.89	0	$0	0.75%	20.9%
12/31/2020	1.54	425	657	1.25%	34.4%	12/31/2020	1.55	0	0	1.00%	34.8%	12/31/2020	1.56	0	0	0.75%	35.1%
12/31/2019	1.15	599	688	1.25%	33.3%	12/31/2019	1.15	0	0	1.00%	33.6%	12/31/2019	1.16	0	0	0.75%	34.0%
12/31/2018	0.86	626	539	1.25%	-13.8%	12/31/2018	0.86	0	0	1.00%	-13.8%	12/31/2018	0.86	0	0	0.75%	-13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.90	0	$0	0.50%	21.2%	12/31/2021	$1.92	0	$0	0.25%	21.5%	12/31/2021	$1.93	0	$0	0.00%	21.8%
12/31/2020	1.57	0	0	0.50%	35.4%	12/31/2020	1.58	0	0	0.25%	35.8%	12/31/2020	1.59	0	0	0.00%	36.1%
12/31/2019	1.16	0	0	0.50%	34.3%	12/31/2019	1.16	0	0	0.25%	34.6%	12/31/2019	1.17	0	0	0.00%	35.0%
12/31/2018	0.86	0	0	0.50%	-13.7%	12/31/2018	0.86	0	0	0.25%	-13.6%	12/31/2018	0.86	0	0	0.00%	-13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.1%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Real Estate Securities Fund R6 Class - 06-3CP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$242,486	$193,520	6,930
Receivables: investments sold	-
Payables: investments purchased	(830)
Net assets	$241,656

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$241,656	147,214	$1.64
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	-	-	1.71
Total	$241,656	147,214

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,255
Mortality & expense charges			(2,179)
Net investment income (loss)			2,076

Gain (loss) on investments:
Net realized gain (loss)			531
Realized gain distributions			5,602
Net change in unrealized appreciation (depreciation)			48,965
Net gain (loss)			55,098

Increase (decrease) in net assets from operations			$57,174

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,076	$39
Net realized gain (loss)		531	(426)
Realized gain distributions		5,602	-
Net change in unrealized appreciation (depreciation)		48,965	1

Increase (decrease) in net assets from operations		57,174	(386)

Contract owner transactions:
Proceeds from units sold		187,151	18,941
Cost of units redeemed		(2,231)	(18,525)
Account charges		(438)	(30)
Increase (decrease)		184,482	386
Net increase (decrease)		241,656	-
Net assets, beginning		-	-
Net assets, ending		$241,656	$-

Units sold		148,911	15,109
Units redeemed		(1,697)	(15,109)
Net increase (decrease)		147,214	-
Units outstanding, beginning		-	-
Units outstanding, ending		147,214	-

* Date of Fund Inception into Variable Account: 11 /22 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$206,092
Cost of units redeemed/account charges			(21,224)
Net investment income (loss)			2,115
Net realized gain (loss)			105
Realized gain distributions			5,602
Net change in unrealized appreciation (depreciation)			48,966
Net assets			$241,656

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	147	$242	1.25%	38.0%	12/31/2021	$1.65	0	$0	1.00%	38.3%	12/31/2021	$1.67	0	$0	0.75%	38.7%
12/31/2020	1.19	0	0	1.25%	-4.3%	12/31/2020	1.20	0	0	1.00%	-4.1%	12/31/2020	1.20	0	0	0.75%	-3.8%
12/31/2019	1.24	0	0	1.25%	29.6%	12/31/2019	1.25	0	0	1.00%	29.9%	12/31/2019	1.25	0	0	0.75%	30.2%
12/31/2018	0.96	0	0	1.25%	-4.0%	12/31/2018	0.96	0	0	1.00%	-4.0%	12/31/2018	0.96	0	0	0.75%	-3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	0.50%	39.0%	12/31/2021	$1.70	0	$0	0.25%	39.4%	12/31/2021	$1.71	0	$0	0.00%	39.7%
12/31/2020	1.21	0	0	0.50%	-3.6%	12/31/2020	1.22	0	0	0.25%	-3.4%	12/31/2020	1.22	0	0	0.00%	-3.1%
12/31/2019	1.25	0	0	0.50%	30.6%	12/31/2019	1.26	0	0	0.25%	30.9%	12/31/2019	1.26	0	0	0.00%	31.2%
12/31/2018	0.96	0	0	0.50%	-3.9%	12/31/2018	0.96	0	0	0.25%	-3.8%	12/31/2018	0.96	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.5%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$308,657	$329,098	12,674
Receivables: investments sold	96
Payables: investments purchased	-
Net assets	$308,753

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$308,753	194,605	$1.59
Band 100	-	-	1.60
Band 75	-	-	1.61
Band 50	-	-	1.62
Band 25	-	-	1.63
Band 0	-	-	1.65
Total	$308,753	194,605

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,714
Mortality & expense charges			(293)
Net investment income (loss)			3,421

Gain (loss) on investments:
Net realized gain (loss)			(1,147)
Realized gain distributions			20,773
Net change in unrealized appreciation (depreciation)			(20,441)
Net gain (loss)			(815)

Increase (decrease) in net assets from operations			$2,606

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,421	$-
Net realized gain (loss)		(1,147)	-
Realized gain distributions		20,773	-
Net change in unrealized appreciation (depreciation)		(20,441)	-

Increase (decrease) in net assets from operations		2,606	-

Contract owner transactions:
Proceeds from units sold		330,551	-
Cost of units redeemed		(24,404)	-
Account charges		-	-
Increase (decrease)		306,147	-
Net increase (decrease)		308,753	-
Net assets, beginning		-	-
Net assets, ending		$308,753	$-

Units sold		210,607	-
Units redeemed		(16,002)	-
Net increase (decrease)		194,605	-
Units outstanding, beginning		-	-
Units outstanding, ending		194,605	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$330,551
Cost of units redeemed/account charges			(24,404)
Net investment income (loss)			3,421
Net realized gain (loss)			(1,147)
Realized gain distributions			20,773
Net change in unrealized appreciation (depreciation)			(20,441)
Net assets			$308,753

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	195	$309	1.25%	22.9%	12/31/2021	$1.60	0	$0	1.00%	23.2%	12/31/2021	$1.61	0	$0	0.75%	23.5%
12/31/2020	1.29	0	0	1.25%	12.2%	12/31/2020	1.30	0	0	1.00%	12.4%	12/31/2020	1.30	0	0	0.75%	12.7%
12/31/2019	1.15	0	0	1.25%	15.1%	12/31/2019	1.15	0	0	1.00%	15.3%	12/31/2019	1.16	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.62	0	$0	0.50%	23.9%	12/31/2021	$1.63	0	$0	0.25%	24.2%	12/31/2021	$1.65	0	$0	0.00%	24.5%
12/31/2020	1.31	0	0	0.50%	13.0%	12/31/2020	1.32	0	0	0.25%	13.3%	12/31/2020	1.32	0	0	0.00%	13.6%
12/31/2019	1.16	0	0	0.50%	15.9%	12/31/2019	1.16	0	0	0.25%	16.2%	12/31/2019	1.16	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal SmallCap Growth Fund I R6 Class - 06-3RP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$249,309	$272,179	14,598
Receivables: investments sold	333
Payables: investments purchased	-
Net assets	$249,642

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$249,642	139,545	$1.79
Band 100	-	-	1.80
Band 75	-	-	1.82
Band 50	-	-	1.83
Band 25	-	-	1.84
Band 0	-	-	1.86
Total	$249,642	139,545

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,421)
Net investment income (loss)			(3,421)

Gain (loss) on investments:
Net realized gain (loss)			(850)
Realized gain distributions			32,889
Net change in unrealized appreciation (depreciation)			(22,870)
Net gain (loss)			9,169

Increase (decrease) in net assets from operations			$5,748

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,421)	$-
Net realized gain (loss)		(850)	-
Realized gain distributions		32,889	-
Net change in unrealized appreciation (depreciation)		(22,870)	-

Increase (decrease) in net assets from operations		5,748	-

Contract owner transactions:
Proceeds from units sold		357,485	-
Cost of units redeemed		(113,420)	-
Account charges		(171)	-
Increase (decrease)		243,894	-
Net increase (decrease)		249,642	-
Net assets, beginning		-	-
Net assets, ending		$249,642	$-

Units sold		204,255	-
Units redeemed		(64,710)	-
Net increase (decrease)		139,545	-
Units outstanding, beginning		-	-
Units outstanding, ending		139,545	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$357,485
Cost of units redeemed/account charges			(113,591)
Net investment income (loss)			(3,421)
Net realized gain (loss)			(850)
Realized gain distributions			32,889
Net change in unrealized appreciation (depreciation)			(22,870)
Net assets			$249,642

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	140	$250	1.25%	5.9%	12/31/2021	$1.80	0	$0	1.00%	6.2%	12/31/2021	$1.82	0	$0	0.75%	6.5%
12/31/2020	1.69	0	0	1.25%	40.5%	12/31/2020	1.70	0	0	1.00%	40.9%	12/31/2020	1.70	0	0	0.75%	41.2%
12/31/2019	1.20	0	0	1.25%	20.2%	12/31/2019	1.20	0	0	1.00%	20.5%	12/31/2019	1.21	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	0	$0	0.50%	6.7%	12/31/2021	$1.84	0	$0	0.25%	7.0%	12/31/2021	$1.86	0	$0	0.00%	7.3%
12/31/2020	1.71	0	0	0.50%	41.6%	12/31/2020	1.72	0	0	0.25%	41.9%	12/31/2020	1.73	0	0	0.00%	42.3%
12/31/2019	1.21	0	0	0.50%	21.0%	12/31/2019	1.21	0	0	0.25%	21.3%	12/31/2019	1.22	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Bond Market Index Fund R3 Class - 06-FHX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,218	$58,659	5,967
Receivables: investments sold	1,133
Payables: investments purchased	-
Net assets	$57,351

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,351	53,371	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$57,351	53,371

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$581
Mortality & expense charges			(697)
Net investment income (loss)			(116)

Gain (loss) on investments:
Net realized gain (loss)			(7,767)
Realized gain distributions			182
Net change in unrealized appreciation (depreciation)			5,564
Net gain (loss)			(2,021)

Increase (decrease) in net assets from operations			$(2,137)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(116)	$2,601
Net realized gain (loss)		(7,767)	718
Realized gain distributions		182	5,283
Net change in unrealized appreciation (depreciation)		5,564	(8,104)

Increase (decrease) in net assets from operations		(2,137)	498

Contract owner transactions:
Proceeds from units sold		41,327	63,301
Cost of units redeemed		(39,502)	(11,985)
Account charges		(60)	(78)
Increase (decrease)		1,765	51,238
Net increase (decrease)		(372)	51,736
Net assets, beginning		57,723	5,987
Net assets, ending		$57,351	$57,723

Units sold		38,092	57,135
Units redeemed		(36,558)	(10,963)
Net increase (decrease)		1,534	46,172
Units outstanding, beginning		51,837	5,665
Units outstanding, ending		53,371	51,837

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$110,488
Cost of units redeemed/account charges			(51,658)
Net investment income (loss)			2,545
Net realized gain (loss)			(7,048)
Realized gain distributions			5,465
Net change in unrealized appreciation (depreciation)			(2,441)
Net assets			$57,351

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	53	$57	1.25%	-3.5%	12/31/2021	$1.09	0	$0	1.00%	-3.3%	12/31/2021	$1.10	0	$0	0.75%	-3.0%
12/31/2020	1.11	52	58	1.25%	5.4%	12/31/2020	1.12	0	0	1.00%	5.6%	12/31/2020	1.13	0	0	0.75%	5.9%
12/31/2019	1.06	6	6	1.25%	6.5%	12/31/2019	1.06	0	0	1.00%	6.8%	12/31/2019	1.07	0	0	0.75%	7.0%
12/31/2018	0.99	0	0	1.25%	-2.0%	12/31/2018	1.00	0	0	1.00%	-1.8%	12/31/2018	1.00	0	0	0.75%	-1.5%
12/31/2017	1.01	0	0	1.25%	1.2%	12/31/2017	1.01	0	0	1.00%	1.4%	12/31/2017	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	0.50%	-2.8%	12/31/2021	$1.13	0	$0	0.25%	-2.5%	12/31/2021	$1.14	0	$0	0.00%	-2.3%
12/31/2020	1.15	0	0	0.50%	6.2%	12/31/2020	1.16	0	0	0.25%	6.4%	12/31/2020	1.17	0	0	0.00%	6.7%
12/31/2019	1.08	0	0	0.50%	7.3%	12/31/2019	1.09	0	0	0.25%	7.6%	12/31/2019	1.09	0	0	0.00%	7.8%
12/31/2018	1.01	0	0	0.50%	-1.3%	12/31/2018	1.01	0	0	0.25%	-1.0%	12/31/2018	1.01	0	0	0.00%	-0.8%
12/31/2017	1.02	0	0	0.50%	1.8%	12/31/2017	1.02	0	0	0.25%	2.0%	12/31/2017	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	9.4%
2019	3.3%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Blue Chip R6 Class - 06-4XN (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	0	$0	1.25%	8.6%	12/31/2021	$1.09	0	$0	1.00%	8.7%	12/31/2021	$1.09	0	$0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	0	$0	0.50%	9.0%	12/31/2021	$1.09	0	$0	0.25%	9.2%	12/31/2021	$1.09	0	$0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Small Cap S&P 500 Index R6 Class - 06-4TV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,620	$86,149	2,661
Receivables: investments sold	42
Payables: investments purchased	-
Net assets	$82,662

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,662	79,819	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$82,662	79,819

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$835
Mortality & expense charges			(117)
Net investment income (loss)			718

Gain (loss) on investments:
Net realized gain (loss)			(3,480)
Realized gain distributions			6,017
Net change in unrealized appreciation (depreciation)			(3,529)
Net gain (loss)			(992)

Increase (decrease) in net assets from operations			$(274)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$718	$-
Net realized gain (loss)		(3,480)	-
Realized gain distributions		6,017	-
Net change in unrealized appreciation (depreciation)		(3,529)	-

Increase (decrease) in net assets from operations		(274)	-

Contract owner transactions:
Proceeds from units sold		199,722	-
Cost of units redeemed		(116,786)	-
Account charges		-	-
Increase (decrease)		82,936	-
Net increase (decrease)		82,662	-
Net assets, beginning		-	-
Net assets, ending		$82,662	$-

Units sold		195,808	-
Units redeemed		(115,989)	-
Net increase (decrease)		79,819	-
Units outstanding, beginning		-	-
Units outstanding, ending		79,819	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$199,722
Cost of units redeemed/account charges			(116,786)
Net investment income (loss)			718
Net realized gain (loss)			(3,480)
Realized gain distributions			6,017
Net change in unrealized appreciation (depreciation)			(3,529)
Net assets			$82,662

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	80	$83	1.25%	3.6%	12/31/2021	$1.04	0	$0	1.00%	3.8%	12/31/2021	$1.04	0	$0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	0.50%	4.2%	12/31/2021	$1.04	0	$0	0.25%	4.4%	12/31/2021	$1.05	0	$0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal International Equity Index Fund R3 Class - 06-CVG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$420,555	$392,251	36,550
Receivables: investments sold	510
Payables: investments purchased	-
Net assets	$421,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$421,065	313,811	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$421,065	313,811

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,414
Mortality & expense charges			(4,402)
Net investment income (loss)			6,012

Gain (loss) on investments:
Net realized gain (loss)			7,221
Realized gain distributions			8,461
Net change in unrealized appreciation (depreciation)			5,036
Net gain (loss)			20,718

Increase (decrease) in net assets from operations			$26,730

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,012	$1,222
Net realized gain (loss)		7,221	(2,784)
Realized gain distributions		8,461	821
Net change in unrealized appreciation (depreciation)		5,036	15,559

Increase (decrease) in net assets from operations		26,730	14,818

Contract owner transactions:
Proceeds from units sold		127,828	104,383
Cost of units redeemed		(58,872)	(81,833)
Account charges		(230)	(1)
Increase (decrease)		68,726	22,549
Net increase (decrease)		95,456	37,367
Net assets, beginning		325,609	288,242
Net assets, ending		$421,065	$325,609

Units sold		95,098	91,820
Units redeemed		(45,798)	(75,298)
Net increase (decrease)		49,300	16,522
Units outstanding, beginning		264,511	247,989
Units outstanding, ending		313,811	264,511

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$505,342
Cost of units redeemed/account charges			(141,226)
Net investment income (loss)			13,773
Net realized gain (loss)			4,399
Realized gain distributions			10,473
Net change in unrealized appreciation (depreciation)			28,304
Net assets			$421,065

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	314	$421	1.25%	9.0%	12/31/2021	$1.36	0	$0	1.00%	9.3%	12/31/2021	$1.37	0	$0	0.75%	9.5%
12/31/2020	1.23	265	326	1.25%	5.9%	12/31/2020	1.24	0	0	1.00%	6.2%	12/31/2020	1.25	0	0	0.75%	6.4%
12/31/2019	1.16	248	288	1.25%	19.2%	12/31/2019	1.17	0	0	1.00%	19.5%	12/31/2019	1.18	0	0	0.75%	19.7%
12/31/2018	0.98	36	35	1.25%	-15.1%	12/31/2018	0.98	0	0	1.00%	-14.9%	12/31/2018	0.98	0	0	0.75%	-14.7%
12/31/2017	1.15	0	0	1.25%	14.9%	12/31/2017	1.15	0	0	1.00%	15.1%	12/31/2017	1.15	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	0.50%	9.8%	12/31/2021	$1.41	0	$0	0.25%	10.1%	12/31/2021	$1.42	0	$0	0.00%	10.4%
12/31/2020	1.27	0	0	0.50%	6.7%	12/31/2020	1.28	0	0	0.25%	7.0%	12/31/2020	1.29	0	0	0.00%	7.2%
12/31/2019	1.19	0	0	0.50%	20.0%	12/31/2019	1.20	0	0	0.25%	20.3%	12/31/2019	1.20	0	0	0.00%	20.7%
12/31/2018	0.99	0	0	0.50%	-14.5%	12/31/2018	0.99	0	0	0.25%	-14.2%	12/31/2018	1.00	0	0	0.00%	-14.0%
12/31/2017	1.16	0	0	0.50%	15.6%	12/31/2017	1.16	0	0	0.25%	15.8%	12/31/2017	1.16	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.8%
2020	1.7%
2019	4.5%
2018	4.3%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,487,028	$1,356,167	60,778
Receivables: investments sold	33,039
Payables: investments purchased	-
Net assets	$1,520,067

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,360,318	828,052	$1.64
Band 100	158,068	95,077	1.66
Band 75	-	-	1.68
Band 50	1,681	987	1.70
Band 25	-	-	1.72
Band 0	-	-	1.74
Total	$1,520,067	924,116

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,973
Mortality & expense charges			(21,184)
Net investment income (loss)			(12,211)

Gain (loss) on investments:
Net realized gain (loss)			237,661
Realized gain distributions			98,992
Net change in unrealized appreciation (depreciation)			(1,196)
Net gain (loss)			335,457

Increase (decrease) in net assets from operations			$323,246

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,211)	$(3,883)
Net realized gain (loss)		237,661	(12,342)
Realized gain distributions		98,992	78,090
Net change in unrealized appreciation (depreciation)		(1,196)	131,733

Increase (decrease) in net assets from operations		323,246	193,598

Contract owner transactions:
Proceeds from units sold		911,846	819,540
Cost of units redeemed		(1,133,606)	(385,918)
Account charges		(806)	(296)
Increase (decrease)		(222,566)	433,326
Net increase (decrease)		100,680	626,924
Net assets, beginning		1,419,387	792,463
Net assets, ending		$1,520,067	$1,419,387

Units sold		603,969	743,966
Units redeemed		(734,755)	(346,132)
Net increase (decrease)		(130,786)	397,834
Units outstanding, beginning		1,054,902	657,068
Units outstanding, ending		924,116	1,054,902

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,887,601
Cost of units redeemed/account charges			(3,024,648)
Net investment income (loss)			(21,734)
Net realized gain (loss)			252,622
Realized gain distributions			295,365
Net change in unrealized appreciation (depreciation)			130,861
Net assets			$1,520,067

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	828	$1,360	1.25%	22.2%	12/31/2021	$1.66	95	$158	1.00%	22.5%	12/31/2021	$1.68	0	$0	0.75%	22.8%
12/31/2020	1.34	951	1,279	1.25%	11.5%	12/31/2020	1.36	101	136	1.00%	11.8%	12/31/2020	1.37	0	0	0.75%	12.1%
12/31/2019	1.21	599	722	1.25%	23.8%	12/31/2019	1.21	55	67	1.00%	24.1%	12/31/2019	1.22	0	0	0.75%	24.4%
12/31/2018	0.97	471	459	1.25%	-12.8%	12/31/2018	0.98	44	43	1.00%	-12.6%	12/31/2018	0.98	0	0	0.75%	-12.4%
12/31/2017	1.12	620	692	1.25%	11.7%	12/31/2017	1.12	24	27	1.00%	12.0%	12/31/2017	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	1	$2	0.50%	23.1%	12/31/2021	$1.72	0	$0	0.25%	23.4%	12/31/2021	$1.74	0	$0	0.00%	23.8%
12/31/2020	1.38	3	4	0.50%	12.4%	12/31/2020	1.40	0	0	0.25%	12.6%	12/31/2020	1.41	0	0	0.00%	12.9%
12/31/2019	1.23	3	3	0.50%	24.7%	12/31/2019	1.24	0	0	0.25%	25.0%	12/31/2019	1.25	0	0	0.00%	25.3%
12/31/2018	0.99	4	4	0.50%	-12.2%	12/31/2018	0.99	0	0	0.25%	-12.0%	12/31/2018	1.00	0	0	0.00%	-11.7%
12/31/2017	1.12	12	13	0.50%	12.4%	12/31/2017	1.13	0	0	0.25%	12.6%	12/31/2017	1.13	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.8%
2019	1.1%
2018	0.6%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund Z Class - 06-526

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$403,024	$400,914	16,294
Receivables: investments sold	-
Payables: investments purchased	(1,692)
Net assets	$401,332

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$401,332	162,802	$2.47
Band 100	-	-	2.54
Band 75	-	-	2.61
Band 50	-	-	2.69
Band 25	-	-	2.77
Band 0	-	-	2.85
Total	$401,332	162,802

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,385
Mortality & expense charges			(7,757)
Net investment income (loss)			5,628

Gain (loss) on investments:
Net realized gain (loss)			40,713
Realized gain distributions			48,334
Net change in unrealized appreciation (depreciation)			46,572
Net gain (loss)			135,619

Increase (decrease) in net assets from operations			$141,247

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,628	$2,972
Net realized gain (loss)		40,713	(41,354)
Realized gain distributions		48,334	-
Net change in unrealized appreciation (depreciation)		46,572	(5,809)

Increase (decrease) in net assets from operations		141,247	(44,191)

Contract owner transactions:
Proceeds from units sold		95,548	143,289
Cost of units redeemed		(451,523)	(194,800)
Account charges		(431)	(615)
Increase (decrease)		(356,406)	(52,126)
Net increase (decrease)		(215,159)	(96,317)
Net assets, beginning		616,491	712,808
Net assets, ending		$401,332	$616,491

Units sold		42,903	83,364
Units redeemed		(196,013)	(112,314)
Net increase (decrease)		(153,110)	(28,950)
Units outstanding, beginning		315,912	344,862
Units outstanding, ending		162,802	315,912

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$29,341,312
Cost of units redeemed/account charges			(31,993,663)
Net investment income (loss)			1,017,654
Net realized gain (loss)			1,469,150
Realized gain distributions			564,769
Net change in unrealized appreciation (depreciation)			2,110
Net assets			$401,332

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.47	163	$401	1.25%	26.3%	12/31/2021	$2.54	0	$0	1.00%	26.6%	12/31/2021	$2.61	0	$0	0.75%	27.0%
12/31/2020	1.95	316	616	1.25%	-5.6%	12/31/2020	2.00	0	0	1.00%	-5.4%	12/31/2020	2.06	0	0	0.75%	-5.1%
12/31/2019	2.07	345	713	1.25%	23.3%	12/31/2019	2.12	0	0	1.00%	23.6%	12/31/2019	2.17	0	0	0.75%	23.9%
12/31/2018	1.68	2,927	4,909	1.25%	-5.9%	12/31/2018	1.71	0	0	1.00%	-5.6%	12/31/2018	1.75	0	0	0.75%	-5.4%
12/31/2017	1.78	4,047	7,211	1.25%	10.0%	12/31/2017	1.82	0	0	1.00%	10.3%	12/31/2017	1.85	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.69	0	$0	0.50%	27.3%	12/31/2021	$2.77	0	$0	0.25%	27.6%	12/31/2021	$2.85	0	$0	0.00%	27.9%
12/31/2020	2.11	0	0	0.50%	-4.9%	12/31/2020	2.17	0	0	0.25%	-4.6%	12/31/2020	2.23	0	0	0.00%	-4.4%
12/31/2019	2.22	0	0	0.50%	24.2%	12/31/2019	2.28	0	0	0.25%	24.5%	12/31/2019	2.33	0	0	0.00%	24.8%
12/31/2018	1.79	0	0	0.50%	-5.2%	12/31/2018	1.83	0	0	0.25%	-4.9%	12/31/2018	1.87	0	0	0.00%	-4.7%
12/31/2017	1.89	0	0	0.50%	10.9%	12/31/2017	1.92	0	0	0.25%	11.1%	12/31/2017	1.96	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	1.5%
2019	2.9%
2018	2.7%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High Yield Fund A Class - 06-533

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,833,012	$3,843,055	699,920
Receivables: investments sold	9,554
Payables: investments purchased	-
Net assets	$3,842,566

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,077,258	1,587,479	$1.94
Band 100	765,308	383,539	2.00
Band 75	-	-	2.05
Band 50	-	-	2.11
Band 25	-	-	2.18
Band 0	-	-	2.24
Total	$3,842,566	1,971,018

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$199,931
Mortality & expense charges			(46,739)
Net investment income (loss)			153,192

Gain (loss) on investments:
Net realized gain (loss)			33,151
Realized gain distributions			42,690
Net change in unrealized appreciation (depreciation)			(48,065)
Net gain (loss)			27,776

Increase (decrease) in net assets from operations			$180,968

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$153,192	$181,734
Net realized gain (loss)		33,151	(34,418)
Realized gain distributions		42,690	18,738
Net change in unrealized appreciation (depreciation)		(48,065)	(41,066)

Increase (decrease) in net assets from operations		180,968	124,988

Contract owner transactions:
Proceeds from units sold		1,559,312	947,560
Cost of units redeemed		(1,560,085)	(1,692,938)
Account charges		(1,803)	(1,404)
Increase (decrease)		(2,576)	(746,782)
Net increase (decrease)		178,392	(621,794)
Net assets, beginning		3,664,174	4,285,968
Net assets, ending		$3,842,566	$3,664,174

Units sold		823,546	574,288
Units redeemed		(822,647)	(983,745)
Net increase (decrease)		899	(409,457)
Units outstanding, beginning		1,970,119	2,379,576
Units outstanding, ending		1,971,018	1,970,119

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$19,510,422
Cost of units redeemed/account charges			(17,658,504)
Net investment income (loss)			2,114,636
Net realized gain (loss)			(175,373)
Realized gain distributions			61,428
Net change in unrealized appreciation (depreciation)			(10,043)
Net assets			$3,842,566

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.94	1,587	$3,077	1.25%	4.8%	12/31/2021	$2.00	384	$765	1.00%	5.0%	12/31/2021	$2.05	0	$0	0.75%	5.3%
12/31/2020	1.85	1,579	2,922	1.25%	4.0%	12/31/2020	1.90	391	742	1.00%	4.3%	12/31/2020	1.95	0	0	0.75%	4.5%
12/31/2019	1.78	1,814	3,226	1.25%	14.4%	12/31/2019	1.82	407	742	1.00%	14.7%	12/31/2019	1.87	0	0	0.75%	15.0%
12/31/2018	1.55	1,926	2,994	1.25%	-2.8%	12/31/2018	1.59	491	780	1.00%	-2.6%	12/31/2018	1.62	0	0	0.75%	-2.3%
12/31/2017	1.60	2,322	3,713	1.25%	6.2%	12/31/2017	1.63	883	1,439	1.00%	6.4%	12/31/2017	1.66	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.11	0	$0	0.50%	5.6%	12/31/2021	$2.18	0	$0	0.25%	5.8%	12/31/2021	$2.24	0	$0	0.00%	6.1%
12/31/2020	2.00	0	0	0.50%	4.8%	12/31/2020	2.06	0	0	0.25%	5.1%	12/31/2020	2.11	0	0	0.00%	5.3%
12/31/2019	1.91	0	0	0.50%	15.3%	12/31/2019	1.96	0	0	0.25%	15.6%	12/31/2019	2.01	159	318	0.00%	15.8%
12/31/2018	1.66	0	0	0.50%	-2.1%	12/31/2018	1.69	0	0	0.25%	-1.8%	12/31/2018	1.73	103	179	0.00%	-1.6%
12/31/2017	1.69	0	0	0.50%	7.0%	12/31/2017	1.73	0	0	0.25%	7.2%	12/31/2017	1.76	92	162	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.3%
2020	5.7%
2019	6.1%
2018	5.9%
2017	6.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High Yield Fund Z Class - 06-532

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,526,168	$14,408,074	2,648,689
Receivables: investments sold	41,623
Payables: investments purchased	-
Net assets	$14,567,791

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,567,791	7,285,648	$2.00
Band 100	-	-	2.06
Band 75	-	-	2.12
Band 50	-	-	2.18
Band 25	-	-	2.25
Band 0	-	-	2.31
Total	$14,567,791	7,285,648

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$815,351
Mortality & expense charges			(189,417)
Net investment income (loss)			625,934

Gain (loss) on investments:
Net realized gain (loss)			163,399
Realized gain distributions			161,423
Net change in unrealized appreciation (depreciation)			(207,479)
Net gain (loss)			117,343

Increase (decrease) in net assets from operations			$743,277

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$625,934	$739,890
Net realized gain (loss)		163,399	(187,201)
Realized gain distributions		161,423	80,436
Net change in unrealized appreciation (depreciation)		(207,479)	(49,333)

Increase (decrease) in net assets from operations		743,277	583,792

Contract owner transactions:
Proceeds from units sold		2,902,030	4,331,531
Cost of units redeemed		(4,740,283)	(6,880,145)
Account charges		(8,381)	(8,460)
Increase (decrease)		(1,846,634)	(2,557,074)
Net increase (decrease)		(1,103,357)	(1,973,282)
Net assets, beginning		15,671,148	17,644,430
Net assets, ending		$14,567,791	$15,671,148

Units sold		1,504,942	2,481,820
Units redeemed		(2,450,341)	(3,836,112)
Net increase (decrease)		(945,399)	(1,354,292)
Units outstanding, beginning		8,231,047	9,585,339
Units outstanding, ending		7,285,648	8,231,047

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$63,382,691
Cost of units redeemed/account charges			(56,537,289)
Net investment income (loss)			7,665,734
Net realized gain (loss)			(303,298)
Realized gain distributions			241,859
Net change in unrealized appreciation (depreciation)			118,094
Net assets			$14,567,791

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.00	7,286	$14,568	1.25%	5.0%	12/31/2021	$2.06	0	$0	1.00%	5.3%	12/31/2021	$2.12	0	$0	0.75%	5.5%
12/31/2020	1.90	8,231	15,671	1.25%	4.3%	12/31/2020	1.96	0	0	1.00%	4.5%	12/31/2020	2.01	0	0	0.75%	4.8%
12/31/2019	1.83	8,963	16,363	1.25%	14.7%	12/31/2019	1.87	0	0	1.00%	15.0%	12/31/2019	1.92	0	0	0.75%	15.3%
12/31/2018	1.59	10,008	15,933	1.25%	-2.5%	12/31/2018	1.63	0	0	1.00%	-2.3%	12/31/2018	1.66	0	0	0.75%	-2.0%
12/31/2017	1.63	12,944	21,141	1.25%	6.4%	12/31/2017	1.66	0	0	1.00%	6.7%	12/31/2017	1.70	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.18	0	$0	0.50%	5.8%	12/31/2021	$2.25	0	$0	0.25%	6.1%	12/31/2021	$2.31	0	$0	0.00%	6.3%
12/31/2020	2.06	0	0	0.50%	5.1%	12/31/2020	2.12	0	0	0.25%	5.3%	12/31/2020	2.17	0	0	0.00%	5.6%
12/31/2019	1.96	0	0	0.50%	15.5%	12/31/2019	2.01	0	0	0.25%	15.8%	12/31/2019	2.06	623	1,282	0.00%	16.1%
12/31/2018	1.70	0	0	0.50%	-1.8%	12/31/2018	1.73	0	0	0.25%	-1.5%	12/31/2018	1.77	666	1,181	0.00%	-1.3%
12/31/2017	1.73	0	0	0.50%	7.2%	12/31/2017	1.76	0	0	0.25%	7.5%	12/31/2017	1.80	577	1,036	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.4%
2020	5.6%
2019	6.6%
2018	6.6%
2017	6.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid Cap Growth Fund A Class - 06-461

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,389,324	$3,095,501	142,877
Receivables: investments sold	-
Payables: investments purchased	(3,279)
Net assets	$2,386,045

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,145,823	269,511	$4.25
Band 100	1,240,222	283,068	4.38
Band 75	-	-	4.52
Band 50	-	-	4.65
Band 25	-	-	4.80
Band 0	-	-	4.94
Total	$2,386,045	552,579

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(30,428)
Net investment income (loss)			(30,428)

Gain (loss) on investments:
Net realized gain (loss)			(148,697)
Realized gain distributions			693,989
Net change in unrealized appreciation (depreciation)			(266,378)
Net gain (loss)			278,914

Increase (decrease) in net assets from operations			$248,486

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(30,428)	$(24,008)
Net realized gain (loss)		(148,697)	(202,586)
Realized gain distributions		693,989	848,690
Net change in unrealized appreciation (depreciation)		(266,378)	124,623

Increase (decrease) in net assets from operations		248,486	746,719

Contract owner transactions:
Proceeds from units sold		203,730	347,307
Cost of units redeemed		(784,144)	(690,098)
Account charges		(1,548)	(1,243)
Increase (decrease)		(581,962)	(344,034)
Net increase (decrease)		(333,476)	402,685
Net assets, beginning		2,719,521	2,316,836
Net assets, ending		$2,386,045	$2,719,521

Units sold		50,764	113,564
Units redeemed		(192,587)	(252,657)
Net increase (decrease)		(141,823)	(139,093)
Units outstanding, beginning		694,402	833,495
Units outstanding, ending		552,579	694,402

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,068,271
Cost of units redeemed/account charges			(16,555,912)
Net investment income (loss)			(469,580)
Net realized gain (loss)			(66,071)
Realized gain distributions			5,115,514
Net change in unrealized appreciation (depreciation)			(706,177)
Net assets			$2,386,045

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.25	270	$1,146	1.25%	10.0%	12/31/2021	$4.38	283	$1,240	1.00%	10.3%	12/31/2021	$4.52	0	$0	0.75%	10.6%
12/31/2020	3.86	364	1,406	1.25%	40.4%	12/31/2020	3.97	331	1,313	1.00%	40.7%	12/31/2020	4.08	0	0	0.75%	41.1%
12/31/2019	2.75	514	1,414	1.25%	35.5%	12/31/2019	2.82	320	903	1.00%	35.8%	12/31/2019	2.89	0	0	0.75%	36.1%
12/31/2018	2.03	602	1,223	1.25%	-9.6%	12/31/2018	2.08	366	760	1.00%	-9.4%	12/31/2018	2.13	0	0	0.75%	-9.1%
12/31/2017	2.25	1,595	3,585	1.25%	20.8%	12/31/2017	2.29	479	1,099	1.00%	21.1%	12/31/2017	2.34	0	0	0.75%	21.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.65	0	$0	0.50%	10.8%	12/31/2021	$4.80	0	$0	0.25%	11.1%	12/31/2021	$4.94	0	$0	0.00%	11.4%
12/31/2020	4.20	0	0	0.50%	41.5%	12/31/2020	4.32	0	0	0.25%	41.8%	12/31/2020	4.44	0	0	0.00%	42.2%
12/31/2019	2.97	0	0	0.50%	36.5%	12/31/2019	3.04	0	0	0.25%	36.8%	12/31/2019	3.12	0	0	0.00%	37.2%
12/31/2018	2.17	0	0	0.50%	-8.9%	12/31/2018	2.22	0	0	0.25%	-8.7%	12/31/2018	2.28	0	0	0.00%	-8.5%
12/31/2017	2.39	0	0	0.50%	21.7%	12/31/2017	2.44	0	0	0.25%	22.0%	12/31/2017	2.49	0	0	0.00%	22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid Cap Growth Fund Z Class - 06-462

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,642,614	$6,425,000	247,425
Receivables: investments sold	1,172
Payables: investments purchased	-
Net assets	$5,643,786

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,643,786	1,281,107	$4.41
Band 100	-	-	4.54
Band 75	-	-	4.68
Band 50	-	-	4.82
Band 25	-	-	4.97
Band 0	-	-	5.12
Total	$5,643,786	1,281,107

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(72,987)
Net investment income (loss)			(72,987)

Gain (loss) on investments:
Net realized gain (loss)			34,365
Realized gain distributions			1,301,143
Net change in unrealized appreciation (depreciation)			(732,460)
Net gain (loss)			603,048

Increase (decrease) in net assets from operations			$530,061

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(72,987)	$(50,075)
Net realized gain (loss)		34,365	(252,107)
Realized gain distributions		1,301,143	1,473,710
Net change in unrealized appreciation (depreciation)		(732,460)	258,422

Increase (decrease) in net assets from operations		530,061	1,429,950

Contract owner transactions:
Proceeds from units sold		1,620,886	1,623,726
Cost of units redeemed		(2,173,587)	(1,182,175)
Account charges		(1,042)	(747)
Increase (decrease)		(553,743)	440,804
Net increase (decrease)		(23,682)	1,870,754
Net assets, beginning		5,667,468	3,796,714
Net assets, ending		$5,643,786	$5,667,468

Units sold		382,362	507,386
Units redeemed		(520,443)	(428,119)
Net increase (decrease)		(138,081)	79,267
Units outstanding, beginning		1,419,188	1,339,921
Units outstanding, ending		1,281,107	1,419,188

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$46,631,811
Cost of units redeemed/account charges			(53,268,983)
Net investment income (loss)			(1,372,471)
Net realized gain (loss)			1,050,477
Realized gain distributions			13,385,338
Net change in unrealized appreciation (depreciation)			(782,386)
Net assets			$5,643,786

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.41	1,281	$5,644	1.25%	10.3%	12/31/2021	$4.54	0	$0	1.00%	10.6%	12/31/2021	$4.68	0	$0	0.75%	10.9%
12/31/2020	3.99	1,419	5,667	1.25%	40.9%	12/31/2020	4.11	0	0	1.00%	41.3%	12/31/2020	4.22	0	0	0.75%	41.6%
12/31/2019	2.83	1,340	3,797	1.25%	35.8%	12/31/2019	2.91	0	0	1.00%	36.1%	12/31/2019	2.98	0	0	0.75%	36.5%
12/31/2018	2.09	4,548	9,488	1.25%	-9.4%	12/31/2018	2.13	0	0	1.00%	-9.1%	12/31/2018	2.18	0	0	0.75%	-8.9%
12/31/2017	2.30	5,591	12,871	1.25%	21.1%	12/31/2017	2.35	0	0	1.00%	21.5%	12/31/2017	2.40	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.82	0	$0	0.50%	11.1%	12/31/2021	$4.97	0	$0	0.25%	11.4%	12/31/2021	$5.12	0	$0	0.00%	11.7%
12/31/2020	4.34	0	0	0.50%	42.0%	12/31/2020	4.46	0	0	0.25%	42.4%	12/31/2020	4.58	0	0	0.00%	42.7%
12/31/2019	3.06	0	0	0.50%	36.8%	12/31/2019	3.13	0	0	0.25%	37.2%	12/31/2019	3.21	0	0	0.00%	37.5%
12/31/2018	2.23	0	0	0.50%	-8.7%	12/31/2018	2.28	0	0	0.25%	-8.4%	12/31/2018	2.34	0	0	0.00%	-8.2%
12/31/2017	2.44	0	0	0.50%	22.1%	12/31/2017	2.49	0	0	0.25%	22.4%	12/31/2017	2.54	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Natural Resources Fund A Class - 06-453

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$234,566	$219,592	5,353
Receivables: investments sold	-
Payables: investments purchased	(118)
Net assets	$234,448

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$190,334	203,447	$0.94
Band 100	44,114	45,756	0.96
Band 75	-	-	0.99
Band 50	-	-	1.02
Band 25	-	-	1.06
Band 0	-	-	1.09
Total	$234,448	249,203

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,867
Mortality & expense charges			(2,560)
Net investment income (loss)			(693)

Gain (loss) on investments:
Net realized gain (loss)			32,998
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,387
Net gain (loss)			40,385

Increase (decrease) in net assets from operations			$39,692

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(693)	$(466)
Net realized gain (loss)		32,998	(56,831)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,387	46,591

Increase (decrease) in net assets from operations		39,692	(10,706)

Contract owner transactions:
Proceeds from units sold		321,173	21,746
Cost of units redeemed		(275,893)	(145,067)
Account charges		(59)	(58)
Increase (decrease)		45,221	(123,379)
Net increase (decrease)		84,913	(134,085)
Net assets, beginning		149,535	283,620
Net assets, ending		$234,448	$149,535

Units sold		374,928	44,650
Units redeemed		(325,274)	(262,113)
Net increase (decrease)		49,654	(217,463)
Units outstanding, beginning		199,549	417,012
Units outstanding, ending		249,203	199,549

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,479,820
Cost of units redeemed/account charges			(2,867,064)
Net investment income (loss)			(45,394)
Net realized gain (loss)			(348,199)
Realized gain distributions			311
Net change in unrealized appreciation (depreciation)			14,974
Net assets			$234,448

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.94	203	$190	1.25%	25.7%	12/31/2021	$0.96	46	$44	1.00%	26.0%	12/31/2021	$0.99	0	$0	0.75%	26.3%
12/31/2020	0.74	154	114	1.25%	9.8%	12/31/2020	0.77	46	35	1.00%	10.1%	12/31/2020	0.79	0	0	0.75%	10.3%
12/31/2019	0.68	369	251	1.25%	15.1%	12/31/2019	0.70	48	33	1.00%	15.4%	12/31/2019	0.71	0	0	0.75%	15.6%
12/31/2018	0.59	416	245	1.25%	-28.7%	12/31/2018	0.60	49	30	1.00%	-28.6%	12/31/2018	0.62	0	0	0.75%	-28.4%
12/31/2017	0.83	455	377	1.25%	3.7%	12/31/2017	0.84	59	50	1.00%	3.9%	12/31/2017	0.86	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	26.6%	12/31/2021	$1.06	0	$0	0.25%	26.9%	12/31/2021	$1.09	0	$0	0.00%	27.2%
12/31/2020	0.81	0	0	0.50%	10.6%	12/31/2020	0.83	0	0	0.25%	10.9%	12/31/2020	0.85	0	0	0.00%	11.2%
12/31/2019	0.73	0	0	0.50%	15.9%	12/31/2019	0.75	0	0	0.25%	16.2%	12/31/2019	0.77	0	0	0.00%	16.5%
12/31/2018	0.63	0	0	0.50%	-28.2%	12/31/2018	0.65	0	0	0.25%	-28.0%	12/31/2018	0.66	0	0	0.00%	-27.8%
12/31/2017	0.88	0	0	0.50%	4.4%	12/31/2017	0.90	0	0	0.25%	4.7%	12/31/2017	0.91	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	0.9%
2019	1.8%
2018	1.2%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Natural Resources Fund Z Class - 06-454

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,916	$10,818	348
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$15,939

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,939	16,361	$0.97
Band 100	-	-	1.00
Band 75	-	-	1.03
Band 50	-	-	1.07
Band 25	-	-	1.10
Band 0	-	-	1.13
Total	$15,939	16,361

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$175
Mortality & expense charges			(235)
Net investment income (loss)			(60)

Gain (loss) on investments:
Net realized gain (loss)			7,716
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,082)
Net gain (loss)			5,634

Increase (decrease) in net assets from operations			$5,574

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(60)	$(320)
Net realized gain (loss)		7,716	(12,275)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,082)	4,957

Increase (decrease) in net assets from operations		5,574	(7,638)

Contract owner transactions:
Proceeds from units sold		1,897	14,038
Cost of units redeemed		(18,668)	(80,571)
Account charges		-	(4)
Increase (decrease)		(16,771)	(66,537)
Net increase (decrease)		(11,197)	(74,175)
Net assets, beginning		27,136	101,311
Net assets, ending		$15,939	$27,136

Units sold		2,043	26,398
Units redeemed		(20,807)	(135,868)
Net increase (decrease)		(18,764)	(109,470)
Units outstanding, beginning		35,125	144,595
Units outstanding, ending		16,361	35,125

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,566,925
Cost of units redeemed/account charges			(5,004,734)
Net investment income (loss)			(77,654)
Net realized gain (loss)			(474,246)
Realized gain distributions			550
Net change in unrealized appreciation (depreciation)			5,098
Net assets			$15,939

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.97	16	$16	1.25%	26.1%	12/31/2021	$1.00	0	$0	1.00%	26.4%	12/31/2021	$1.03	0	$0	0.75%	26.7%
12/31/2020	0.77	35	27	1.25%	10.3%	12/31/2020	0.79	0	0	1.00%	10.5%	12/31/2020	0.82	0	0	0.75%	10.8%
12/31/2019	0.70	145	101	1.25%	15.6%	12/31/2019	0.72	0	0	1.00%	15.9%	12/31/2019	0.74	0	0	0.75%	16.2%
12/31/2018	0.61	669	406	1.25%	-28.5%	12/31/2018	0.62	0	0	1.00%	-28.3%	12/31/2018	0.63	0	0	0.75%	-28.1%
12/31/2017	0.85	1,111	941	1.25%	4.0%	12/31/2017	0.86	0	0	1.00%	4.2%	12/31/2017	0.88	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	0	$0	0.50%	27.1%	12/31/2021	$1.10	0	$0	0.25%	27.4%	12/31/2021	$1.13	0	$0	0.00%	27.7%
12/31/2020	0.84	0	0	0.50%	11.1%	12/31/2020	0.86	0	0	0.25%	11.4%	12/31/2020	0.89	0	0	0.00%	11.7%
12/31/2019	0.76	0	0	0.50%	16.4%	12/31/2019	0.77	0	0	0.25%	16.7%	12/31/2019	0.79	0	0	0.00%	17.0%
12/31/2018	0.65	0	0	0.50%	-27.9%	12/31/2018	0.66	0	0	0.25%	-27.7%	12/31/2018	0.68	0	0	0.00%	-27.6%
12/31/2017	0.90	0	0	0.50%	4.8%	12/31/2017	0.92	0	0	0.25%	5.0%	12/31/2017	0.94	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.6%
2019	1.7%
2018	1.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Focused Growth Fund A Class - 06-079

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$402,949	$422,394	18,633
Receivables: investments sold	16,123
Payables: investments purchased	-
Net assets	$419,072

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$205,576	60,762	$3.38
Band 100	213,496	61,928	3.45
Band 75	-	-	3.51
Band 50	-	-	3.58
Band 25	-	-	3.65
Band 0	-	-	3.72
Total	$419,072	122,690

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,089)
Net investment income (loss)			(3,089)

Gain (loss) on investments:
Net realized gain (loss)			13,955
Realized gain distributions			55,815
Net change in unrealized appreciation (depreciation)			(19,445)
Net gain (loss)			50,325

Increase (decrease) in net assets from operations			$47,236

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,089)	$-
Net realized gain (loss)		13,955	-
Realized gain distributions		55,815	-
Net change in unrealized appreciation (depreciation)		(19,445)	-

Increase (decrease) in net assets from operations		47,236	-

Contract owner transactions:
Proceeds from units sold		481,955	-
Cost of units redeemed		(110,098)	-
Account charges		(21)	-
Increase (decrease)		371,836	-
Net increase (decrease)		419,072	-
Net assets, beginning		-	-
Net assets, ending		$419,072	$-

Units sold		153,627	-
Units redeemed		(30,937)	-
Net increase (decrease)		122,690	-
Units outstanding, beginning		-	-
Units outstanding, ending		122,690	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$481,955
Cost of units redeemed/account charges			(110,119)
Net investment income (loss)			(3,089)
Net realized gain (loss)			13,955
Realized gain distributions			55,815
Net change in unrealized appreciation (depreciation)			(19,445)
Net assets			$419,072

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.38	61	$206	1.25%	4.4%	12/31/2021	$3.45	62	$213	1.00%	4.6%	12/31/2021	$3.51	0	$0	0.75%	4.9%
12/31/2020	3.24	0	0	1.25%	64.7%	12/31/2020	3.29	0	0	1.00%	65.1%	12/31/2020	3.35	0	0	0.75%	65.5%
12/31/2019	1.97	0	0	1.25%	30.7%	12/31/2019	2.00	0	0	1.00%	31.1%	12/31/2019	2.02	0	0	0.75%	31.4%
12/31/2018	1.51	0	0	1.25%	1.0%	12/31/2018	1.52	0	0	1.00%	1.2%	12/31/2018	1.54	0	0	0.75%	1.5%
12/31/2017	1.49	0	0	1.25%	34.2%	12/31/2017	1.50	0	0	1.00%	34.5%	12/31/2017	1.52	0	0	0.75%	34.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.58	0	$0	0.50%	5.2%	12/31/2021	$3.65	0	$0	0.25%	5.4%	12/31/2021	$3.72	0	$0	0.00%	5.7%
12/31/2020	3.40	0	0	0.50%	65.9%	12/31/2020	3.46	0	0	0.25%	66.3%	12/31/2020	3.52	0	0	0.00%	66.7%
12/31/2019	2.05	0	0	0.50%	31.7%	12/31/2019	2.08	0	0	0.25%	32.0%	12/31/2019	2.11	0	0	0.00%	32.4%
12/31/2018	1.56	0	0	0.50%	1.7%	12/31/2018	1.58	0	0	0.25%	2.0%	12/31/2018	1.59	0	0	0.00%	2.2%
12/31/2017	1.53	0	0	0.50%	35.2%	12/31/2017	1.54	0	0	0.25%	35.5%	12/31/2017	1.56	0	0	0.00%	35.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Focused Growth Fund Z Class - 06-063

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$2	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.46
Band 100	-	-	3.52
Band 75	-	-	3.59
Band 50	-	-	3.66
Band 25	-	-	3.73
Band 0	-	-	3.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(190)
Net investment income (loss)			(190)

Gain (loss) on investments:
Net realized gain (loss)			10,875
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,419)
Net gain (loss)			2,456

Increase (decrease) in net assets from operations			$2,266

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(190)	$(229)
Net realized gain (loss)		10,875	947
Realized gain distributions		-	1,731
Net change in unrealized appreciation (depreciation)		(8,419)	7,458

Increase (decrease) in net assets from operations		2,266	9,907

Contract owner transactions:
Proceeds from units sold		1,749	2,556
Cost of units redeemed		(25,991)	(5,164)
Account charges		-	-
Increase (decrease)		(24,242)	(2,608)
Net increase (decrease)		(21,976)	7,299
Net assets, beginning		21,976	14,677
Net assets, ending		$-	$21,976

Units sold		7,674	1,294
Units redeemed		(14,325)	(1,985)
Net increase (decrease)		(6,651)	(691)
Units outstanding, beginning		6,651	7,342
Units outstanding, ending		-	6,651

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,765
Cost of units redeemed/account charges			(47,513)
Net investment income (loss)			(723)
Net realized gain (loss)			12,310
Realized gain distributions			4,163
Net change in unrealized appreciation (depreciation)			(2)
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.46	0	$0	1.25%	4.6%	12/31/2021	$3.52	0	$0	1.00%	4.9%	12/31/2021	$3.59	0	$0	0.75%	5.1%
12/31/2020	3.30	7	22	1.25%	65.3%	12/31/2020	3.36	0	0	1.00%	65.7%	12/31/2020	3.41	0	0	0.75%	66.1%
12/31/2019	2.00	7	15	1.25%	31.3%	12/31/2019	2.03	0	0	1.00%	31.6%	12/31/2019	2.05	0	0	0.75%	31.9%
12/31/2018	1.52	4	6	1.25%	1.2%	12/31/2018	1.54	0	0	1.00%	1.5%	12/31/2018	1.56	0	0	0.75%	1.7%
12/31/2017	1.50	0	0	1.25%	34.5%	12/31/2017	1.52	0	0	1.00%	34.9%	12/31/2017	1.53	0	0	0.75%	35.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.66	0	$0	0.50%	5.4%	12/31/2021	$3.73	0	$0	0.25%	5.6%	12/31/2021	$3.80	0	$0	0.00%	5.9%
12/31/2020	3.47	0	0	0.50%	66.5%	12/31/2020	3.53	0	0	0.25%	66.9%	12/31/2020	3.58	0	0	0.00%	67.4%
12/31/2019	2.08	0	0	0.50%	32.3%	12/31/2019	2.11	0	0	0.25%	32.6%	12/31/2019	2.14	0	0	0.00%	32.9%
12/31/2018	1.58	0	0	0.50%	2.0%	12/31/2018	1.59	0	0	0.25%	2.3%	12/31/2018	1.61	0	0	0.00%	2.5%
12/31/2017	1.54	0	0	0.50%	35.5%	12/31/2017	1.56	0	0	0.25%	35.9%	12/31/2017	1.57	0	0	0.00%	36.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund A Class - 06-589

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$572,823	$588,989	26,180
Receivables: investments sold	-
Payables: investments purchased	(1,301)
Net assets	$571,522

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$571,522	180,820	$3.16
Band 100	-	-	3.25
Band 75	-	-	3.33
Band 50	-	-	3.42
Band 25	-	-	3.51
Band 0	-	-	3.61
Total	$571,522	180,820

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,996)
Net investment income (loss)			(7,996)

Gain (loss) on investments:
Net realized gain (loss)			78,213
Realized gain distributions			156,102
Net change in unrealized appreciation (depreciation)			(74,145)
Net gain (loss)			160,170

Increase (decrease) in net assets from operations			$152,174

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,996)	$(5,625)
Net realized gain (loss)		78,213	(30,606)
Realized gain distributions		156,102	79,113
Net change in unrealized appreciation (depreciation)		(74,145)	67,821

Increase (decrease) in net assets from operations		152,174	110,703

Contract owner transactions:
Proceeds from units sold		163,093	157,152
Cost of units redeemed		(320,909)	(288,569)
Account charges		(284)	(240)
Increase (decrease)		(158,100)	(131,657)
Net increase (decrease)		(5,926)	(20,954)
Net assets, beginning		577,448	598,402
Net assets, ending		$571,522	$577,448

Units sold		57,190	93,224
Units redeemed		(109,136)	(163,290)
Net increase (decrease)		(51,946)	(70,066)
Units outstanding, beginning		232,766	302,832
Units outstanding, ending		180,820	232,766

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,774,863
Cost of units redeemed/account charges			(3,856,992)
Net investment income (loss)			(60,152)
Net realized gain (loss)			47,417
Realized gain distributions			682,552
Net change in unrealized appreciation (depreciation)			(16,166)
Net assets			$571,522

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.16	181	$572	1.25%	27.4%	12/31/2021	$3.25	0	$0	1.00%	27.7%	12/31/2021	$3.33	0	$0	0.75%	28.0%
12/31/2020	2.48	233	577	1.25%	25.5%	12/31/2020	2.54	0	0	1.00%	25.9%	12/31/2020	2.60	0	0	0.75%	26.2%
12/31/2019	1.98	303	598	1.25%	26.7%	12/31/2019	2.02	0	0	1.00%	27.0%	12/31/2019	2.06	0	0	0.75%	27.3%
12/31/2018	1.56	288	448	1.25%	-14.5%	12/31/2018	1.59	0	0	1.00%	-14.3%	12/31/2018	1.62	0	0	0.75%	-14.1%
12/31/2017	1.82	289	528	1.25%	18.0%	12/31/2017	1.85	0	0	1.00%	18.3%	12/31/2017	1.88	0	0	0.75%	18.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.42	0	$0	0.50%	28.4%	12/31/2021	$3.51	0	$0	0.25%	28.7%	12/31/2021	$3.61	0	$0	0.00%	29.0%
12/31/2020	2.66	0	0	0.50%	26.5%	12/31/2020	2.73	0	0	0.25%	26.8%	12/31/2020	2.79	0	0	0.00%	27.1%
12/31/2019	2.11	0	0	0.50%	27.7%	12/31/2019	2.15	0	0	0.25%	28.0%	12/31/2019	2.20	0	0	0.00%	28.3%
12/31/2018	1.65	0	0	0.50%	-13.9%	12/31/2018	1.68	0	0	0.25%	-13.7%	12/31/2018	1.71	0	0	0.00%	-13.4%
12/31/2017	1.92	0	0	0.50%	18.9%	12/31/2017	1.95	0	0	0.25%	19.2%	12/31/2017	1.98	0	0	0.00%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.2%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund Z Class - 06-593

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$168,530	$174,402	6,490
Receivables: investments sold	-
Payables: investments purchased	(1,979)
Net assets	$166,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$166,551	51,090	$3.26
Band 100	-	-	3.35
Band 75	-	-	3.44
Band 50	-	-	3.53
Band 25	-	-	3.62
Band 0	-	-	3.72
Total	$166,551	51,090

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,042)
Net investment income (loss)			(2,042)

Gain (loss) on investments:
Net realized gain (loss)			61,334
Realized gain distributions			40,728
Net change in unrealized appreciation (depreciation)			(53,291)
Net gain (loss)			48,771

Increase (decrease) in net assets from operations			$46,729

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,042)	$(8,203)
Net realized gain (loss)		61,334	(17,183)
Realized gain distributions		40,728	31,563
Net change in unrealized appreciation (depreciation)		(53,291)	21,985

Increase (decrease) in net assets from operations		46,729	28,162

Contract owner transactions:
Proceeds from units sold		79,492	133,419
Cost of units redeemed		(194,640)	(1,055,347)
Account charges		(117)	(1,194)
Increase (decrease)		(115,265)	(923,122)
Net increase (decrease)		(68,536)	(894,960)
Net assets, beginning		235,087	1,130,047
Net assets, ending		$166,551	$235,087

Units sold		27,506	78,188
Units redeemed		(68,571)	(544,169)
Net increase (decrease)		(41,065)	(465,981)
Units outstanding, beginning		92,155	558,136
Units outstanding, ending		51,090	92,155

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,073,404
Cost of units redeemed/account charges			(12,866,705)
Net investment income (loss)			(121,116)
Net realized gain (loss)			(652,958)
Realized gain distributions			1,739,798
Net change in unrealized appreciation (depreciation)			(5,872)
Net assets			$166,551

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.26	51	$167	1.25%	27.8%	12/31/2021	$3.35	0	$0	1.00%	28.1%	12/31/2021	$3.44	0	$0	0.75%	28.4%
12/31/2020	2.55	92	235	1.25%	26.0%	12/31/2020	2.61	0	0	1.00%	26.3%	12/31/2020	2.68	0	0	0.75%	26.6%
12/31/2019	2.02	558	1,130	1.25%	27.2%	12/31/2019	2.07	0	0	1.00%	27.5%	12/31/2019	2.11	0	0	0.75%	27.8%
12/31/2018	1.59	1,155	1,839	1.25%	-14.3%	12/31/2018	1.62	0	0	1.00%	-14.0%	12/31/2018	1.65	0	0	0.75%	-13.8%
12/31/2017	1.86	1,522	2,826	1.25%	18.2%	12/31/2017	1.89	0	0	1.00%	18.5%	12/31/2017	1.92	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.53	0	$0	0.50%	28.8%	12/31/2021	$3.62	0	$0	0.25%	29.1%	12/31/2021	$3.72	0	$0	0.00%	29.4%
12/31/2020	2.74	0	0	0.50%	26.9%	12/31/2020	2.81	0	0	0.25%	27.3%	12/31/2020	2.87	0	0	0.00%	27.6%
12/31/2019	2.16	0	0	0.50%	28.2%	12/31/2019	2.20	0	0	0.25%	28.5%	12/31/2019	2.25	0	0	0.00%	28.8%
12/31/2018	1.68	0	0	0.50%	-13.6%	12/31/2018	1.72	0	0	0.25%	-13.4%	12/31/2018	1.75	0	0	0.00%	-13.2%
12/31/2017	1.95	0	0	0.50%	19.1%	12/31/2017	1.98	0	0	0.25%	19.4%	12/31/2017	2.01	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.4%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid Cap Value Fund A Class - 06-080

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$271,868	$235,126	11,906
Receivables: investments sold	-
Payables: investments purchased	(161)
Net assets	$271,707

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$271,707	187,227	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$271,707	187,227

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,301
Mortality & expense charges			(3,447)
Net investment income (loss)			(146)

Gain (loss) on investments:
Net realized gain (loss)			10,930
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			57,594
Net gain (loss)			68,524

Increase (decrease) in net assets from operations			$68,378

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(146)	$1,203
Net realized gain (loss)		10,930	(44,295)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		57,594	(52)

Increase (decrease) in net assets from operations		68,378	(43,144)

Contract owner transactions:
Proceeds from units sold		90,392	33,669
Cost of units redeemed		(92,724)	(69,894)
Account charges		(17)	(32)
Increase (decrease)		(2,349)	(36,257)
Net increase (decrease)		66,029	(79,401)
Net assets, beginning		205,678	285,079
Net assets, ending		$271,707	$205,678

Units sold		67,486	38,172
Units redeemed		(68,196)	(90,701)
Net increase (decrease)		(710)	(52,529)
Units outstanding, beginning		187,937	240,466
Units outstanding, ending		187,227	187,937

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,073,579
Cost of units redeemed/account charges			(882,813)
Net investment income (loss)			6,131
Net realized gain (loss)			(20,429)
Realized gain distributions			58,497
Net change in unrealized appreciation (depreciation)			36,742
Net assets			$271,707

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	187	$272	1.25%	32.6%	12/31/2021	$1.48	0	$0	1.00%	32.9%	12/31/2021	$1.51	0	$0	0.75%	33.3%
12/31/2020	1.09	188	206	1.25%	-7.7%	12/31/2020	1.11	0	0	1.00%	-7.5%	12/31/2020	1.13	0	0	0.75%	-7.2%
12/31/2019	1.19	240	285	1.25%	18.3%	12/31/2019	1.20	0	0	1.00%	18.5%	12/31/2019	1.22	0	0	0.75%	18.8%
12/31/2018	1.00	338	339	1.25%	-20.9%	12/31/2018	1.01	0	0	1.00%	-20.7%	12/31/2018	1.03	0	0	0.75%	-20.5%
12/31/2017	1.27	281	356	1.25%	10.9%	12/31/2017	1.28	0	0	1.00%	11.2%	12/31/2017	1.29	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	33.6%	12/31/2021	$1.56	0	$0	0.25%	33.9%	12/31/2021	$1.59	0	$0	0.00%	34.3%
12/31/2020	1.15	0	0	0.50%	-7.0%	12/31/2020	1.17	0	0	0.25%	-6.8%	12/31/2020	1.19	0	0	0.00%	-6.5%
12/31/2019	1.24	0	0	0.50%	19.1%	12/31/2019	1.25	0	0	0.25%	19.4%	12/31/2019	1.27	0	0	0.00%	19.7%
12/31/2018	1.04	0	0	0.50%	-20.3%	12/31/2018	1.05	0	0	0.25%	-20.1%	12/31/2018	1.06	0	0	0.00%	-19.9%
12/31/2017	1.30	0	0	0.50%	11.8%	12/31/2017	1.31	0	0	0.25%	12.1%	12/31/2017	1.32	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.4%
2019	2.0%
2018	2.2%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid Cap Value Fund Z Class - 06-064

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$211,584	$160,561	9,166
Receivables: investments sold	64
Payables: investments purchased	-
Net assets	$211,648

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$211,648	142,945	$1.48
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$211,648	142,945

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,935
Mortality & expense charges			(3,515)
Net investment income (loss)			(580)

Gain (loss) on investments:
Net realized gain (loss)			82,556
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,234
Net gain (loss)			88,790

Increase (decrease) in net assets from operations			$88,210

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(580)	$(2,710)
Net realized gain (loss)		82,556	(443,691)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,234	109,246

Increase (decrease) in net assets from operations		88,210	(337,155)

Contract owner transactions:
Proceeds from units sold		120,554	166,160
Cost of units redeemed		(241,021)	(862,768)
Account charges		(332)	(232)
Increase (decrease)		(120,799)	(696,840)
Net increase (decrease)		(32,589)	(1,033,995)
Net assets, beginning		244,237	1,278,232
Net assets, ending		$211,648	$244,237

Units sold		101,032	198,568
Units redeemed		(177,374)	(1,041,854)
Net increase (decrease)		(76,342)	(843,286)
Units outstanding, beginning		219,287	1,062,573
Units outstanding, ending		142,945	219,287

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,615,061
Cost of units redeemed/account charges			(8,327,012)
Net investment income (loss)			50,694
Net realized gain (loss)			(684,518)
Realized gain distributions			506,400
Net change in unrealized appreciation (depreciation)			51,023
Net assets			$211,648

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	143	$212	1.25%	32.9%	12/31/2021	$1.51	0	$0	1.00%	33.3%	12/31/2021	$1.54	0	$0	0.75%	33.6%
12/31/2020	1.11	219	244	1.25%	-7.4%	12/31/2020	1.13	0	0	1.00%	-7.2%	12/31/2020	1.15	0	0	0.75%	-6.9%
12/31/2019	1.20	1,063	1,278	1.25%	18.6%	12/31/2019	1.22	0	0	1.00%	18.9%	12/31/2019	1.24	0	0	0.75%	19.2%
12/31/2018	1.01	1,821	1,847	1.25%	-20.7%	12/31/2018	1.03	0	0	1.00%	-20.5%	12/31/2018	1.04	0	0	0.75%	-20.3%
12/31/2017	1.28	2,408	3,081	1.25%	11.2%	12/31/2017	1.29	0	0	1.00%	11.5%	12/31/2017	1.30	0	0	0.75%	11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	0.50%	33.9%	12/31/2021	$1.60	0	$0	0.25%	34.3%	12/31/2021	$1.63	0	$0	0.00%	34.6%
12/31/2020	1.17	0	0	0.50%	-6.7%	12/31/2020	1.19	0	0	0.25%	-6.5%	12/31/2020	1.21	0	0	0.00%	-6.2%
12/31/2019	1.25	0	0	0.50%	19.5%	12/31/2019	1.27	0	0	0.25%	19.8%	12/31/2019	1.29	0	0	0.00%	20.1%
12/31/2018	1.05	0	0	0.50%	-20.1%	12/31/2018	1.06	0	0	0.25%	-19.9%	12/31/2018	1.07	0	0	0.00%	-19.7%
12/31/2017	1.31	0	0	0.50%	12.1%	12/31/2017	1.33	0	0	0.25%	12.4%	12/31/2017	1.34	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	0.6%
2019	2.0%
2018	1.8%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund A Class - 06-538

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,718,426	$4,720,206	327,773
Receivables: investments sold	40,848
Payables: investments purchased	-
Net assets	$4,759,274

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,780,164	2,581,661	$1.46
Band 100	979,110	649,556	1.51
Band 75	-	-	1.55
Band 50	-	-	1.60
Band 25	-	-	1.64
Band 0	-	-	1.69
Total	$4,759,274	3,231,217

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$131,109
Mortality & expense charges			(66,793)
Net investment income (loss)			64,316

Gain (loss) on investments:
Net realized gain (loss)			14,522
Realized gain distributions			13,811
Net change in unrealized appreciation (depreciation)			(258,004)
Net gain (loss)			(229,671)

Increase (decrease) in net assets from operations			$(165,355)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$64,316	$104,142
Net realized gain (loss)		14,522	55,338
Realized gain distributions		13,811	-
Net change in unrealized appreciation (depreciation)		(258,004)	232,794

Increase (decrease) in net assets from operations		(165,355)	392,274

Contract owner transactions:
Proceeds from units sold		662,823	1,961,963
Cost of units redeemed		(1,989,891)	(3,163,686)
Account charges		(1,429)	(2,028)
Increase (decrease)		(1,328,497)	(1,203,751)
Net increase (decrease)		(1,493,852)	(811,477)
Net assets, beginning		6,253,126	7,064,603
Net assets, ending		$4,759,274	$6,253,126

Units sold		474,822	1,347,804
Units redeemed		(1,375,465)	(2,189,454)
Net increase (decrease)		(900,643)	(841,650)
Units outstanding, beginning		4,131,860	4,973,510
Units outstanding, ending		3,231,217	4,131,860

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$36,397,773
Cost of units redeemed/account charges			(33,362,532)
Net investment income (loss)			1,270,637
Net realized gain (loss)			9,151
Realized gain distributions			446,025
Net change in unrealized appreciation (depreciation)			(1,780)
Net assets			$4,759,274

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	2,582	$3,780	1.25%	-2.8%	12/31/2021	$1.51	650	$979	1.00%	-2.6%	12/31/2021	$1.55	0	$0	0.75%	-2.3%
12/31/2020	1.51	3,415	5,144	1.25%	6.4%	12/31/2020	1.55	717	1,110	1.00%	6.7%	12/31/2020	1.59	0	0	0.75%	7.0%
12/31/2019	1.42	4,219	5,971	1.25%	9.4%	12/31/2019	1.45	754	1,093	1.00%	9.6%	12/31/2019	1.48	0	0	0.75%	9.9%
12/31/2018	1.29	5,696	7,371	1.25%	-2.2%	12/31/2018	1.32	841	1,112	1.00%	-2.0%	12/31/2018	1.35	0	0	0.75%	-1.7%
12/31/2017	1.32	7,304	9,667	1.25%	5.0%	12/31/2017	1.35	1,133	1,529	1.00%	5.3%	12/31/2017	1.37	0	0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	0	$0	0.50%	-2.1%	12/31/2021	$1.64	0	$0	0.25%	-1.8%	12/31/2021	$1.69	0	$0	0.00%	-1.6%
12/31/2020	1.63	0	0	0.50%	7.2%	12/31/2020	1.67	0	0	0.25%	7.5%	12/31/2020	1.72	0	0	0.00%	7.8%
12/31/2019	1.52	0	0	0.50%	10.2%	12/31/2019	1.56	0	0	0.25%	10.5%	12/31/2019	1.60	0	0	0.00%	10.7%
12/31/2018	1.38	0	0	0.50%	-1.5%	12/31/2018	1.41	0	0	0.25%	-1.2%	12/31/2018	1.44	11	17	0.00%	-1.0%
12/31/2017	1.40	0	0	0.50%	5.8%	12/31/2017	1.43	0	0	0.25%	6.1%	12/31/2017	1.46	31	45	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	2.8%
2019	3.4%
2018	3.5%
2017	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund Z Class - 06-537

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,471,532	$13,456,033	936,660
Receivables: investments sold	81,952
Payables: investments purchased	-
Net assets	$13,553,484

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,447,698	8,914,462	$1.51
Band 100	-	-	1.55
Band 75	-	-	1.60
Band 50	-	-	1.65
Band 25	-	-	1.69
Band 0	105,786	60,665	1.74
Total	$13,553,484	8,975,127

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$538,605
Mortality & expense charges			(254,331)
Net investment income (loss)			284,274

Gain (loss) on investments:
Net realized gain (loss)			89,259
Realized gain distributions			39,492
Net change in unrealized appreciation (depreciation)			(956,385)
Net gain (loss)			(827,634)

Increase (decrease) in net assets from operations			$(543,360)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$284,274	$401,645
Net realized gain (loss)		89,259	77,966
Realized gain distributions		39,492	-
Net change in unrealized appreciation (depreciation)		(956,385)	933,995

Increase (decrease) in net assets from operations		(543,360)	1,413,606

Contract owner transactions:
Proceeds from units sold		4,978,472	8,320,887
Cost of units redeemed		(13,026,303)	(12,756,675)
Account charges		(25,940)	(19,772)
Increase (decrease)		(8,073,771)	(4,455,560)
Net increase (decrease)		(8,617,131)	(3,041,954)
Net assets, beginning		22,170,615	25,212,569
Net assets, ending		$13,553,484	$22,170,615

Units sold		3,350,232	5,664,495
Units redeemed		(8,699,755)	(8,721,554)
Net increase (decrease)		(5,349,523)	(3,057,059)
Units outstanding, beginning		14,324,650	17,381,709
Units outstanding, ending		8,975,127	14,324,650

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$111,089,008
Cost of units redeemed/account charges			(103,797,388)
Net investment income (loss)			4,330,152
Net realized gain (loss)			583,016
Realized gain distributions			1,333,197
Net change in unrealized appreciation (depreciation)			15,499
Net assets			$13,553,484

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	8,914	$13,448	1.25%	-2.5%	12/31/2021	$1.55	0	$0	1.00%	-2.2%	12/31/2021	$1.60	0	$0	0.75%	-2.0%
12/31/2020	1.55	14,272	22,077	1.25%	6.7%	12/31/2020	1.59	0	0	1.00%	6.9%	12/31/2020	1.63	0	0	0.75%	7.2%
12/31/2019	1.45	17,345	25,153	1.25%	9.7%	12/31/2019	1.49	0	0	1.00%	9.9%	12/31/2019	1.52	0	0	0.75%	10.2%
12/31/2018	1.32	26,089	34,496	1.25%	-2.0%	12/31/2018	1.35	0	0	1.00%	-1.7%	12/31/2018	1.38	0	0	0.75%	-1.5%
12/31/2017	1.35	34,471	46,494	1.25%	5.3%	12/31/2017	1.37	0	0	1.00%	5.6%	12/31/2017	1.40	0	0	0.75%	5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	0	$0	0.50%	-1.7%	12/31/2021	$1.69	0	$0	0.25%	-1.5%	12/31/2021	$1.74	61	$106	0.00%	-1.3%
12/31/2020	1.67	0	0	0.50%	7.5%	12/31/2020	1.72	0	0	0.25%	7.7%	12/31/2020	1.77	53	93	0.00%	8.0%
12/31/2019	1.56	0	0	0.50%	10.5%	12/31/2019	1.60	0	0	0.25%	10.8%	12/31/2019	1.63	36	59	0.00%	11.1%
12/31/2018	1.41	0	0	0.50%	-1.2%	12/31/2018	1.44	0	0	0.25%	-1.0%	12/31/2018	1.47	20	29	0.00%	-0.7%
12/31/2017	1.43	0	0	0.50%	6.1%	12/31/2017	1.46	0	0	0.25%	6.4%	12/31/2017	1.48	15	23	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.0%
2020	2.9%
2019	3.8%
2018	3.7%
2017	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund R6 Class - 06-FCX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,021,599	$2,931,122	122,152
Receivables: investments sold	-
Payables: investments purchased	(14,206)
Net assets	$3,007,393

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$711,492	462,062	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	2,295,901	1,399,618	1.64
Total	$3,007,393	1,861,680

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$80,684
Mortality & expense charges			(7,127)
Net investment income (loss)			73,557

Gain (loss) on investments:
Net realized gain (loss)			38,082
Realized gain distributions			365,332
Net change in unrealized appreciation (depreciation)			150,594
Net gain (loss)			554,008

Increase (decrease) in net assets from operations			$627,565

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73,557	$38,590
Net realized gain (loss)		38,082	(53,331)
Realized gain distributions		365,332	-
Net change in unrealized appreciation (depreciation)		150,594	(117,728)

Increase (decrease) in net assets from operations		627,565	(132,469)

Contract owner transactions:
Proceeds from units sold		563,674	304,361
Cost of units redeemed		(453,945)	(431,512)
Account charges		(4,299)	(4,496)
Increase (decrease)		105,430	(131,647)
Net increase (decrease)		732,995	(264,116)
Net assets, beginning		2,274,398	2,538,514
Net assets, ending		$3,007,393	$2,274,398

Units sold		976,301	267,673
Units redeemed		(907,912)	(382,426)
Net increase (decrease)		68,389	(114,753)
Units outstanding, beginning		1,793,291	1,908,044
Units outstanding, ending		1,861,680	1,793,291

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,163,299
Cost of units redeemed/account charges			(2,316,409)
Net investment income (loss)			365,519
Net realized gain (loss)			74,878
Realized gain distributions			629,629
Net change in unrealized appreciation (depreciation)			90,477
Net assets			$3,007,393

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	462	$711	1.25%	26.5%	12/31/2021	$1.56	0	$0	1.00%	26.8%	12/31/2021	$1.58	0	$0	0.75%	27.1%
12/31/2020	1.22	352	428	1.25%	-5.5%	12/31/2020	1.23	0	0	1.00%	-5.3%	12/31/2020	1.24	0	0	0.75%	-5.0%
12/31/2019	1.29	300	386	1.25%	23.5%	12/31/2019	1.30	0	0	1.00%	23.8%	12/31/2019	1.31	0	0	0.75%	24.1%
12/31/2018	1.04	893	932	1.25%	-5.8%	12/31/2018	1.05	0	0	1.00%	-5.5%	12/31/2018	1.05	0	0	0.75%	-5.3%
12/31/2017	1.11	64	71	1.25%	10.2%	12/31/2017	1.11	0	0	1.00%	10.5%	12/31/2017	1.11	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	0	$0	0.50%	27.4%	12/31/2021	$1.62	0	$0	0.25%	27.8%	12/31/2021	$1.64	1,400	$2,296	0.00%	28.1%
12/31/2020	1.25	0	0	0.50%	-4.8%	12/31/2020	1.27	0	0	0.25%	-4.5%	12/31/2020	1.28	1,441	1,846	0.00%	-4.3%
12/31/2019	1.32	0	0	0.50%	24.4%	12/31/2019	1.33	0	0	0.25%	24.7%	12/31/2019	1.34	1,608	2,153	0.00%	25.0%
12/31/2018	1.06	0	0	0.50%	-5.0%	12/31/2018	1.07	0	0	0.25%	-4.8%	12/31/2018	1.07	1,664	1,782	0.00%	-4.6%
12/31/2017	1.12	0	0	0.50%	11.0%	12/31/2017	1.12	0	0	0.25%	11.3%	12/31/2017	1.12	1,701	1,908	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.1%
2020	1.8%
2019	5.0%
2018	3.2%
2017	6.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High-Yield Fund R6 Class - 06-FCY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,881,538	$8,805,055	1,630,864
Receivables: investments sold	71,907
Payables: investments purchased	-
Net assets	$8,953,445

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,686,864	6,576,040	$1.32
Band 100	-	-	1.34
Band 75	266,581	196,761	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$8,953,445	6,772,801

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$471,903
Mortality & expense charges			(106,078)
Net investment income (loss)			365,825

Gain (loss) on investments:
Net realized gain (loss)			133,706
Realized gain distributions			98,990
Net change in unrealized appreciation (depreciation)			(170,533)
Net gain (loss)			62,163

Increase (decrease) in net assets from operations			$427,988

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$365,825	$334,506
Net realized gain (loss)		133,706	(64,326)
Realized gain distributions		98,990	36,041
Net change in unrealized appreciation (depreciation)		(170,533)	18,004

Increase (decrease) in net assets from operations		427,988	324,225

Contract owner transactions:
Proceeds from units sold		5,037,024	4,273,807
Cost of units redeemed		(3,559,026)	(3,608,713)
Account charges		(4,972)	(4,468)
Increase (decrease)		1,473,026	660,626
Net increase (decrease)		1,901,014	984,851
Net assets, beginning		7,052,431	6,067,580
Net assets, ending		$8,953,445	$7,052,431

Units sold		3,946,281	3,675,329
Units redeemed		(2,783,431)	(3,105,952)
Net increase (decrease)		1,162,850	569,377
Units outstanding, beginning		5,609,951	5,040,574
Units outstanding, ending		6,772,801	5,609,951

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$17,947,000
Cost of units redeemed/account charges			(10,316,433)
Net investment income (loss)			1,099,098
Net realized gain (loss)			12,266
Realized gain distributions			135,031
Net change in unrealized appreciation (depreciation)			76,483
Net assets			$8,953,445

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	6,576	$8,687	1.25%	5.2%	12/31/2021	$1.34	0	$0	1.00%	5.4%	12/31/2021	$1.35	197	$267	0.75%	5.7%
12/31/2020	1.26	5,406	6,791	1.25%	4.4%	12/31/2020	1.27	0	0	1.00%	4.7%	12/31/2020	1.28	204	261	0.75%	4.9%
12/31/2019	1.20	4,851	5,836	1.25%	14.9%	12/31/2019	1.21	0	0	1.00%	15.1%	12/31/2019	1.22	190	232	0.75%	15.4%
12/31/2018	1.05	4,373	4,580	1.25%	-2.4%	12/31/2018	1.05	0	0	1.00%	-2.2%	12/31/2018	1.06	45	47	0.75%	-1.9%
12/31/2017	1.07	672	721	1.25%	6.4%	12/31/2017	1.08	0	0	1.00%	6.7%	12/31/2017	1.08	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	0.50%	5.9%	12/31/2021	$1.39	0	$0	0.25%	6.2%	12/31/2021	$1.41	0	$0	0.00%	6.5%
12/31/2020	1.30	0	0	0.50%	5.2%	12/31/2020	1.31	0	0	0.25%	5.5%	12/31/2020	1.32	0	0	0.00%	5.7%
12/31/2019	1.23	0	0	0.50%	15.7%	12/31/2019	1.24	0	0	0.25%	16.0%	12/31/2019	1.25	0	0	0.00%	16.3%
12/31/2018	1.06	0	0	0.50%	-1.7%	12/31/2018	1.07	0	0	0.25%	-1.4%	12/31/2018	1.07	0	0	0.00%	-1.2%
12/31/2017	1.08	0	0	0.50%	7.2%	12/31/2017	1.08	0	0	0.25%	7.5%	12/31/2017	1.09	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.9%
2020	6.3%
2019	6.2%
2018	4.4%
2017	13.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Health Sciences Fund R6 Class - 06-FFC (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.12
Band 100	-	-	2.15
Band 75	-	-	2.18
Band 50	-	-	2.20
Band 25	-	-	2.23
Band 0	-	-	2.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.12	0	$0	1.25%	5.0%	12/31/2021	$2.15	0	$0	1.00%	5.3%	12/31/2021	$2.18	0	$0	0.75%	5.6%
12/31/2020	2.02	0	0	1.25%	40.0%	12/31/2020	2.04	0	0	1.00%	40.3%	12/31/2020	2.06	0	0	0.75%	40.7%
12/31/2019	1.44	0	0	1.25%	17.2%	12/31/2019	1.45	0	0	1.00%	17.4%	12/31/2019	1.47	0	0	0.75%	17.7%
12/31/2018	1.23	0	0	1.25%	-4.6%	12/31/2018	1.24	0	0	1.00%	-4.3%	12/31/2018	1.24	0	0	0.75%	-4.1%
12/31/2017	1.29	0	0	1.25%	29.9%	12/31/2017	1.29	0	0	1.00%	30.2%	12/31/2017	1.30	0	0	0.75%	30.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.20	0	$0	0.50%	5.8%	12/31/2021	$2.23	0	$0	0.25%	6.1%	12/31/2021	$2.26	0	$0	0.00%	6.4%
12/31/2020	2.08	0	0	0.50%	41.0%	12/31/2020	2.10	0	0	0.25%	41.4%	12/31/2020	2.13	0	0	0.00%	41.7%
12/31/2019	1.48	0	0	0.50%	18.0%	12/31/2019	1.49	0	0	0.25%	18.3%	12/31/2019	1.50	0	0	0.00%	18.6%
12/31/2018	1.25	0	0	0.50%	-3.8%	12/31/2018	1.26	0	0	0.25%	-3.6%	12/31/2018	1.26	0	0	0.00%	-3.4%
12/31/2017	1.30	0	0	0.50%	30.8%	12/31/2017	1.30	0	0	0.25%	31.2%	12/31/2017	1.31	0	0	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,215,792	$3,736,118	135,260
Receivables: investments sold	34,514
Payables: investments purchased	-
Net assets	$3,250,306

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,041,557	1,327,492	$2.29
Band 100	-	-	2.32
Band 75	208,749	88,831	2.35
Band 50	-	-	2.38
Band 25	-	-	2.41
Band 0	-	-	2.44
Total	$3,250,306	1,416,323

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(40,191)
Net investment income (loss)			(40,191)

Gain (loss) on investments:
Net realized gain (loss)			(32,806)
Realized gain distributions			712,227
Net change in unrealized appreciation (depreciation)			(321,780)
Net gain (loss)			357,641

Increase (decrease) in net assets from operations			$317,450

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(40,191)	$(30,126)
Net realized gain (loss)		(32,806)	(37,544)
Realized gain distributions		712,227	850,375
Net change in unrealized appreciation (depreciation)		(321,780)	181,717

Increase (decrease) in net assets from operations		317,450	964,422

Contract owner transactions:
Proceeds from units sold		361,428	468,091
Cost of units redeemed		(753,409)	(382,051)
Account charges		(563)	(476)
Increase (decrease)		(392,544)	85,564
Net increase (decrease)		(75,094)	1,049,986
Net assets, beginning		3,325,400	2,275,414
Net assets, ending		$3,250,306	$3,325,400

Units sold		163,085	285,495
Units redeemed		(346,820)	(231,081)
Net increase (decrease)		(183,735)	54,414
Units outstanding, beginning		1,600,058	1,545,644
Units outstanding, ending		1,416,323	1,600,058

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,241,096
Cost of units redeemed/account charges			(2,520,419)
Net investment income (loss)			(101,061)
Net realized gain (loss)			(251,391)
Realized gain distributions			2,402,407
Net change in unrealized appreciation (depreciation)			(520,326)
Net assets			$3,250,306

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.29	1,327	$3,042	1.25%	10.4%	12/31/2021	$2.32	0	$0	1.00%	10.7%	12/31/2021	$2.35	89	$209	0.75%	11.0%
12/31/2020	2.07	1,459	3,026	1.25%	41.1%	12/31/2020	2.10	0	0	1.00%	41.5%	12/31/2020	2.12	141	299	0.75%	41.8%
12/31/2019	1.47	1,411	2,075	1.25%	36.1%	12/31/2019	1.48	0	0	1.00%	36.4%	12/31/2019	1.49	134	200	0.75%	36.7%
12/31/2018	1.08	677	732	1.25%	-9.2%	12/31/2018	1.09	0	0	1.00%	-8.9%	12/31/2018	1.09	126	138	0.75%	-8.7%
12/31/2017	1.19	654	778	1.25%	21.4%	12/31/2017	1.19	0	0	1.00%	21.7%	12/31/2017	1.20	0	0	0.75%	22.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.38	0	$0	0.50%	11.3%	12/31/2021	$2.41	0	$0	0.25%	11.6%	12/31/2021	$2.44	0	$0	0.00%	11.8%
12/31/2020	2.14	0	0	0.50%	42.2%	12/31/2020	2.16	0	0	0.25%	42.5%	12/31/2020	2.18	0	0	0.00%	42.9%
12/31/2019	1.50	0	0	0.50%	37.1%	12/31/2019	1.52	0	0	0.25%	37.4%	12/31/2019	1.53	0	0	0.00%	37.8%
12/31/2018	1.10	0	0	0.50%	-8.5%	12/31/2018	1.10	0	0	0.25%	-8.2%	12/31/2018	1.11	0	0	0.00%	-8.0%
12/31/2017	1.20	0	0	0.50%	22.3%	12/31/2017	1.20	0	0	0.25%	22.6%	12/31/2017	1.21	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Natural Resources Fund R6 Class - 06-FFG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$409,556	$267,674	8,878
Receivables: investments sold	290
Payables: investments purchased	-
Net assets	$409,846

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$409,846	353,850	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$409,846	353,850

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,016
Mortality & expense charges			(4,810)
Net investment income (loss)			206

Gain (loss) on investments:
Net realized gain (loss)			20,504
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			59,203
Net gain (loss)			79,707

Increase (decrease) in net assets from operations			$79,913

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$206	$(2,534)
Net realized gain (loss)		20,504	(53,586)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		59,203	133,208

Increase (decrease) in net assets from operations		79,913	77,088

Contract owner transactions:
Proceeds from units sold		112,671	727,763
Cost of units redeemed		(52,428)	(1,074,509)
Account charges		(868)	(459)
Increase (decrease)		59,375	(347,205)
Net increase (decrease)		139,288	(270,117)
Net assets, beginning		270,558	540,675
Net assets, ending		$409,846	$270,558

Units sold		115,398	1,310,009
Units redeemed		(56,515)	(1,665,611)
Net increase (decrease)		58,883	(355,602)
Units outstanding, beginning		294,967	650,569
Units outstanding, ending		353,850	294,967

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,622,443
Cost of units redeemed/account charges			(1,312,729)
Net investment income (loss)			2,920
Net realized gain (loss)			(44,670)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			141,882
Net assets			$409,846

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	354	$410	1.25%	26.3%	12/31/2021	$1.17	0	$0	1.00%	26.6%	12/31/2021	$1.19	0	$0	0.75%	26.9%
12/31/2020	0.92	295	271	1.25%	10.4%	12/31/2020	0.93	0	0	1.00%	10.6%	12/31/2020	0.94	0	0	0.75%	10.9%
12/31/2019	0.83	651	541	1.25%	15.6%	12/31/2019	0.84	0	0	1.00%	15.9%	12/31/2019	0.84	0	0	0.75%	16.2%
12/31/2018	0.72	530	381	1.25%	-28.4%	12/31/2018	0.72	0	0	1.00%	-28.2%	12/31/2018	0.73	0	0	0.75%	-28.0%
12/31/2017	1.00	422	423	1.25%	4.1%	12/31/2017	1.01	0	0	1.00%	4.4%	12/31/2017	1.01	0	0	0.75%	4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	0	$0	0.50%	27.2%	12/31/2021	$1.22	0	$0	0.25%	27.5%	12/31/2021	$1.23	0	$0	0.00%	27.9%
12/31/2020	0.95	0	0	0.50%	11.2%	12/31/2020	0.96	0	0	0.25%	11.5%	12/31/2020	0.97	0	0	0.00%	11.8%
12/31/2019	0.85	0	0	0.50%	16.5%	12/31/2019	0.86	0	0	0.25%	16.8%	12/31/2019	0.86	0	0	0.00%	17.1%
12/31/2018	0.73	0	0	0.50%	-27.9%	12/31/2018	0.73	0	0	0.25%	-27.7%	12/31/2018	0.74	0	0	0.00%	-27.5%
12/31/2017	1.01	0	0	0.50%	4.9%	12/31/2017	1.01	0	0	0.25%	5.2%	12/31/2017	1.02	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.1%
2019	1.9%
2018	2.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund R6 Class - 06-FFH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,379,329	$38,663,908	2,679,894
Receivables: investments sold	452,341
Payables: investments purchased	-
Net assets	$38,831,670

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,385,507	31,466,289	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	1,446,163	1,142,545	1.27
Total	$38,831,670	32,608,834

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$923,706
Mortality & expense charges			(403,269)
Net investment income (loss)			520,437

Gain (loss) on investments:
Net realized gain (loss)			40,441
Realized gain distributions			112,634
Net change in unrealized appreciation (depreciation)			(1,405,440)
Net gain (loss)			(1,252,365)

Increase (decrease) in net assets from operations			$(731,928)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$520,437	$661,776
Net realized gain (loss)		40,441	297,231
Realized gain distributions		112,634	-
Net change in unrealized appreciation (depreciation)		(1,405,440)	1,018,355

Increase (decrease) in net assets from operations		(731,928)	1,977,362

Contract owner transactions:
Proceeds from units sold		14,417,465	21,411,373
Cost of units redeemed		(7,478,354)	(20,993,116)
Account charges		(87,286)	(81,349)
Increase (decrease)		6,851,825	336,908
Net increase (decrease)		6,119,897	2,314,270
Net assets, beginning		32,711,773	30,397,503
Net assets, ending		$38,831,670	$32,711,773

Units sold		12,504,639	18,532,296
Units redeemed		(6,721,041)	(18,338,995)
Net increase (decrease)		5,783,598	193,301
Units outstanding, beginning		26,825,236	26,631,935
Units outstanding, ending		32,608,834	26,825,236

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$77,515,291
Cost of units redeemed/account charges			(42,225,345)
Net investment income (loss)			2,235,942
Net realized gain (loss)			447,756
Realized gain distributions			1,142,605
Net change in unrealized appreciation (depreciation)			(284,579)
Net assets			$38,831,670

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	31,466	$37,386	1.25%	-2.4%	12/31/2021	$1.20	0	$0	1.00%	-2.1%	12/31/2021	$1.22	0	$0	0.75%	-1.9%
12/31/2020	1.22	25,825	31,431	1.25%	6.8%	12/31/2020	1.23	0	0	1.00%	7.0%	12/31/2020	1.24	0	0	0.75%	7.3%
12/31/2019	1.14	25,716	29,312	1.25%	9.8%	12/31/2019	1.15	0	0	1.00%	10.1%	12/31/2019	1.16	0	0	0.75%	10.3%
12/31/2018	1.04	18,902	19,624	1.25%	-1.9%	12/31/2018	1.04	0	0	1.00%	-1.6%	12/31/2018	1.05	0	0	0.75%	-1.4%
12/31/2017	1.06	4,794	5,072	1.25%	5.4%	12/31/2017	1.06	0	0	1.00%	5.7%	12/31/2017	1.06	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	0.50%	-1.6%	12/31/2021	$1.25	0	$0	0.25%	-1.4%	12/31/2021	$1.27	1,143	$1,446	0.00%	-1.2%
12/31/2020	1.25	0	0	0.50%	7.6%	12/31/2020	1.27	0	0	0.25%	7.8%	12/31/2020	1.28	1,000	1,281	0.00%	8.1%
12/31/2019	1.17	0	0	0.50%	10.6%	12/31/2019	1.18	0	0	0.25%	10.9%	12/31/2019	1.18	916	1,085	0.00%	11.2%
12/31/2018	1.05	0	0	0.50%	-1.1%	12/31/2018	1.06	0	0	0.25%	-0.9%	12/31/2018	1.07	1,141	1,215	0.00%	-0.6%
12/31/2017	1.07	0	0	0.50%	6.2%	12/31/2017	1.07	0	0	0.25%	6.5%	12/31/2017	1.07	873	936	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	3.4%
2019	3.7%
2018	3.4%
2017	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,535,292	$3,729,280	141,135
Receivables: investments sold	15,676
Payables: investments purchased	-
Net assets	$3,550,968

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,550,968	1,541,289	$2.30
Band 100	-	-	2.33
Band 75	-	-	2.35
Band 50	-	-	2.37
Band 25	-	-	2.40
Band 0	-	-	2.42
Total	$3,550,968	1,541,289

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(22,416)
Net investment income (loss)			(22,416)

Gain (loss) on investments:
Net realized gain (loss)			6,900
Realized gain distributions			368,022
Net change in unrealized appreciation (depreciation)			(193,991)
Net gain (loss)			180,931

Increase (decrease) in net assets from operations			$158,515

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(22,416)	$-
Net realized gain (loss)		6,900	5
Realized gain distributions		368,022	45
Net change in unrealized appreciation (depreciation)		(193,991)	3

Increase (decrease) in net assets from operations		158,515	53

Contract owner transactions:
Proceeds from units sold		4,183,979	703
Cost of units redeemed		(791,381)	(15)
Account charges		(886)	-
Increase (decrease)		3,391,712	688
Net increase (decrease)		3,550,227	741
Net assets, beginning		741	-
Net assets, ending		$3,550,968	$741

Units sold		1,888,533	469
Units redeemed		(347,581)	(132)
Net increase (decrease)		1,540,952	337
Units outstanding, beginning		337	-
Units outstanding, ending		1,541,289	337

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,184,682
Cost of units redeemed/account charges			(792,282)
Net investment income (loss)			(22,416)
Net realized gain (loss)			6,905
Realized gain distributions			368,067
Net change in unrealized appreciation (depreciation)			(193,988)
Net assets			$3,550,968

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.30	1,541	$3,551	1.25%	4.7%	12/31/2021	$2.33	0	$0	1.00%	5.0%	12/31/2021	$2.35	0	$0	0.75%	5.3%
12/31/2020	2.20	0	1	1.25%	65.4%	12/31/2020	2.22	0	0	1.00%	65.8%	12/31/2020	2.23	0	0	0.75%	66.2%
12/31/2019	1.33	0	0	1.25%	31.3%	12/31/2019	1.34	0	0	1.00%	31.6%	12/31/2019	1.34	0	0	0.75%	32.0%
12/31/2018	1.01	0	0	1.25%	1.3%	12/31/2018	1.02	0	0	1.00%	1.6%	12/31/2018	1.02	0	0	0.75%	1.8%
12/31/2017	1.00	0	0	1.25%	-0.1%	12/31/2017	1.00	0	0	1.00%	0.0%	12/31/2017	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.37	0	$0	0.50%	5.5%	12/31/2021	$2.40	0	$0	0.25%	5.8%	12/31/2021	$2.42	0	$0	0.00%	6.1%
12/31/2020	2.25	0	0	0.50%	66.7%	12/31/2020	2.27	0	0	0.25%	67.1%	12/31/2020	2.28	0	0	0.00%	67.5%
12/31/2019	1.35	0	0	0.50%	32.3%	12/31/2019	1.36	0	0	0.25%	32.6%	12/31/2019	1.36	0	0	0.00%	33.0%
12/31/2018	1.02	0	0	0.50%	2.1%	12/31/2018	1.02	0	0	0.25%	2.3%	12/31/2018	1.03	0	0	0.00%	2.6%
12/31/2017	1.00	0	0	0.50%	0.0%	12/31/2017	1.00	0	0	0.25%	0.0%	12/31/2017	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund R6 Class - 06-GJN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$623,445	$790,871	25,003
Receivables: investments sold	1,894
Payables: investments purchased	-
Net assets	$625,339

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$625,339	337,433	$1.85
Band 100	-	-	1.90
Band 75	-	-	1.89
Band 50	-	-	1.91
Band 25	-	-	1.93
Band 0	-	-	1.95
Total	$625,339	337,433

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,628)
Net investment income (loss)			(2,628)

Gain (loss) on investments:
Net realized gain (loss)			44,124
Realized gain distributions			153,618
Net change in unrealized appreciation (depreciation)			(183,187)
Net gain (loss)			14,555

Increase (decrease) in net assets from operations			$11,927

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,628)	$(1,157)
Net realized gain (loss)		44,124	(2,521)
Realized gain distributions		153,618	15,407
Net change in unrealized appreciation (depreciation)		(183,187)	16,008

Increase (decrease) in net assets from operations		11,927	27,737

Contract owner transactions:
Proceeds from units sold		627,467	27,565
Cost of units redeemed		(130,700)	(31,468)
Account charges		(739)	(383)
Increase (decrease)		496,028	(4,286)
Net increase (decrease)		507,955	23,451
Net assets, beginning		117,384	93,933
Net assets, ending		$625,339	$117,384

Units sold		328,256	36,236
Units redeemed		(71,854)	(36,994)
Net increase (decrease)		256,402	(758)
Units outstanding, beginning		81,031	81,789
Units outstanding, ending		337,433	81,031

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$756,636
Cost of units redeemed/account charges			(171,145)
Net investment income (loss)			(3,821)
Net realized gain (loss)			41,600
Realized gain distributions			169,495
Net change in unrealized appreciation (depreciation)			(167,426)
Net assets			$625,339

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	337	$625	1.25%	27.9%	12/31/2021	$1.90	0	$0	1.00%	28.2%	12/31/2021	$1.89	0	$0	0.75%	28.6%
12/31/2020	1.45	81	117	1.25%	26.1%	12/31/2020	1.48	0	0	1.00%	26.5%	12/31/2020	1.47	0	0	0.75%	26.8%
12/31/2019	1.15	82	94	1.25%	27.4%	12/31/2019	1.17	0	0	1.00%	28.0%	12/31/2019	1.16	0	0	0.75%	28.0%
12/31/2018	0.90	2	2	1.25%	-14.2%	12/31/2018	0.91	0	0	1.00%	-13.1%	12/31/2018	0.91	0	0	0.75%	-13.7%
12/31/2017	1.05	0	0	1.25%	5.0%	12/31/2017	1.05	0	0	1.00%	5.2%	12/31/2017	1.05	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.91	0	$0	0.50%	28.9%	12/31/2021	$1.93	0	$0	0.25%	29.2%	12/31/2021	$1.95	0	$0	0.00%	29.5%
12/31/2020	1.48	0	0	0.50%	27.1%	12/31/2020	1.49	0	0	0.25%	27.4%	12/31/2020	1.51	0	0	0.00%	27.7%
12/31/2019	1.17	0	0	0.50%	28.3%	12/31/2019	1.17	0	0	0.25%	28.7%	12/31/2019	1.18	0	0	0.00%	29.0%
12/31/2018	0.91	0	0	0.50%	-13.5%	12/31/2018	0.91	0	0	0.25%	-13.3%	12/31/2018	0.91	0	0	0.00%	-13.1%
12/31/2017	1.05	0	0	0.50%	5.1%	12/31/2017	1.05	0	0	0.25%	5.1%	12/31/2017	1.05	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	1.4%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,490	$12,566	874
Receivables: investments sold	2,651
Payables: investments purchased	-
Net assets	$20,141

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,141	15,646	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$20,141	15,646

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$266
Mortality & expense charges			(220)
Net investment income (loss)			46

Gain (loss) on investments:
Net realized gain (loss)			947
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,754
Net gain (loss)			4,701

Increase (decrease) in net assets from operations			$4,747

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$46	$(364)
Net realized gain (loss)		947	(26,532)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,754	(1,680)

Increase (decrease) in net assets from operations		4,747	(28,576)

Contract owner transactions:
Proceeds from units sold		4,269	8,135
Cost of units redeemed		(2,928)	(77,685)
Account charges		-	-
Increase (decrease)		1,341	(69,550)
Net increase (decrease)		6,088	(98,126)
Net assets, beginning		14,053	112,179
Net assets, ending		$20,141	$14,053

Units sold		3,426	10,177
Units redeemed		(2,320)	(103,182)
Net increase (decrease)		1,106	(93,005)
Units outstanding, beginning		14,540	107,545
Units outstanding, ending		15,646	14,540

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$300,637
Cost of units redeemed/account charges			(262,608)
Net investment income (loss)			3,105
Net realized gain (loss)			(34,245)
Realized gain distributions			8,328
Net change in unrealized appreciation (depreciation)			4,924
Net assets			$20,141

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	16	$20	1.25%	33.2%	12/31/2021	$1.30	0	$0	1.00%	33.5%	12/31/2021	$1.32	0	$0	0.75%	33.9%
12/31/2020	0.97	15	14	1.25%	-7.3%	12/31/2020	0.98	0	0	1.00%	-7.1%	12/31/2020	0.98	0	0	0.75%	-6.9%
12/31/2019	1.04	108	112	1.25%	18.7%	12/31/2019	1.05	0	0	1.00%	19.0%	12/31/2019	1.06	0	0	0.75%	19.3%
12/31/2018	0.88	108	95	1.25%	-20.6%	12/31/2018	0.88	0	0	1.00%	-20.4%	12/31/2018	0.89	0	0	0.75%	-20.2%
12/31/2017	1.11	0	0	1.25%	10.6%	12/31/2017	1.11	0	0	1.00%	10.8%	12/31/2017	1.11	0	0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	34.2%	12/31/2021	$1.35	0	$0	0.25%	34.5%	12/31/2021	$1.36	0	$0	0.00%	34.9%
12/31/2020	0.99	0	0	0.50%	-6.6%	12/31/2020	1.00	0	0	0.25%	-6.4%	12/31/2020	1.01	0	0	0.00%	-6.2%
12/31/2019	1.06	0	0	0.50%	19.6%	12/31/2019	1.07	0	0	0.25%	19.9%	12/31/2019	1.08	0	0	0.00%	20.2%
12/31/2018	0.89	0	0	0.50%	-20.0%	12/31/2018	0.89	0	0	0.25%	-19.8%	12/31/2018	0.90	0	0	0.00%	-19.6%
12/31/2017	1.11	0	0	0.50%	11.1%	12/31/2017	1.11	0	0	0.25%	11.2%	12/31/2017	1.11	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	0.5%
2019	2.7%
2018	5.5%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,571	$28,878	2,178
Receivables: investments sold	-
Payables: investments purchased	(67)
Net assets	$48,504

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,504	36,777	$1.32
Band 100	-	-	1.35
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$48,504	36,777

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$756
Mortality & expense charges			(570)
Net investment income (loss)			186

Gain (loss) on investments:
Net realized gain (loss)			1,303
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,493
Net gain (loss)			13,796

Increase (decrease) in net assets from operations			$13,982

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$186	$221
Net realized gain (loss)		1,303	(3,145)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,493	7,200

Increase (decrease) in net assets from operations		13,982	4,276

Contract owner transactions:
Proceeds from units sold		5,194	67,057
Cost of units redeemed		(5,106)	(36,835)
Account charges		(45)	(19)
Increase (decrease)		43	30,203
Net increase (decrease)		14,025	34,479
Net assets, beginning		34,479	-
Net assets, ending		$48,504	$34,479

Units sold		4,290	89,372
Units redeemed		(4,121)	(52,764)
Net increase (decrease)		169	36,608
Units outstanding, beginning		36,608	-
Units outstanding, ending		36,777	36,608

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$72,251
Cost of units redeemed/account charges			(42,005)
Net investment income (loss)			407
Net realized gain (loss)			(1,842)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			19,693
Net assets			$48,504

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	37	$49	1.25%	40.0%	12/31/2021	$1.35	0	$0	1.00%	40.4%	12/31/2021	$1.35	0	$0	0.75%	40.7%
12/31/2020	0.94	37	34	1.25%	-4.2%	12/31/2020	0.96	0	0	1.00%	-3.9%	12/31/2020	0.96	0	0	0.75%	-3.7%
12/31/2019	0.98	0	0	1.25%	17.6%	12/31/2019	1.00	0	0	1.00%	18.2%	12/31/2019	0.99	0	0	0.75%	18.2%
12/31/2018	0.84	0	0	1.25%	-19.8%	12/31/2018	0.85	0	0	1.00%	-18.8%	12/31/2018	0.84	0	0	0.75%	-19.4%
12/31/2017	1.04	0	0	1.25%	4.2%	12/31/2017	1.04	0	0	1.00%	4.4%	12/31/2017	1.04	0	0	0.75%	4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	0.50%	41.1%	12/31/2021	$1.37	0	$0	0.25%	41.4%	12/31/2021	$1.39	0	$0	0.00%	41.8%
12/31/2020	0.96	0	0	0.50%	-3.4%	12/31/2020	0.97	0	0	0.25%	-3.2%	12/31/2020	0.98	0	0	0.00%	-3.0%
12/31/2019	1.00	0	0	0.50%	18.5%	12/31/2019	1.00	0	0	0.25%	18.8%	12/31/2019	1.01	0	0	0.00%	19.1%
12/31/2018	0.84	0	0	0.50%	-19.2%	12/31/2018	0.85	0	0	0.25%	-19.0%	12/31/2018	0.85	0	0	0.00%	-18.8%
12/31/2017	1.04	0	0	0.50%	4.3%	12/31/2017	1.04	0	0	0.25%	4.4%	12/31/2017	1.04	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	2.8%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid-Cap Growth Fund, Inc R2 Class - 06-3FF (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.80
Band 100	-	-	1.82
Band 75	-	-	1.83
Band 50	-	-	1.85
Band 25	-	-	1.86
Band 0	-	-	1.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.80	0	$0	1.25%	9.9%	12/31/2021	$1.82	0	$0	1.00%	10.2%	12/31/2021	$1.83	0	$0	0.75%	10.4%
12/31/2020	1.64	0	0	1.25%	40.4%	12/31/2020	1.65	0	0	1.00%	40.8%	12/31/2020	1.66	0	0	0.75%	41.1%
12/31/2019	1.17	0	0	1.25%	35.4%	12/31/2019	1.17	0	0	1.00%	35.7%	12/31/2019	1.18	0	0	0.75%	36.0%
12/31/2018	0.86	0	0	1.25%	-13.8%	12/31/2018	0.86	0	0	1.00%	-13.7%	12/31/2018	0.86	0	0	0.75%	-13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	0	$0	0.50%	10.7%	12/31/2021	$1.86	0	$0	0.25%	11.0%	12/31/2021	$1.88	0	$0	0.00%	11.3%
12/31/2020	1.67	0	0	0.50%	41.5%	12/31/2020	1.68	0	0	0.25%	41.8%	12/31/2020	1.69	0	0	0.00%	42.2%
12/31/2019	1.18	0	0	0.50%	36.4%	12/31/2019	1.18	0	0	0.25%	36.7%	12/31/2019	1.19	0	0	0.00%	37.1%
12/31/2018	0.87	0	0	0.50%	-13.5%	12/31/2018	0.87	0	0	0.25%	-13.4%	12/31/2018	0.87	0	0	0.00%	-13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid-Cap Growth Fund, Inc R4 Class - 06-3FG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.82
Band 100	-	-	1.83
Band 75	-	-	1.85
Band 50	-	-	1.87
Band 25	-	-	1.88
Band 0	-	-	1.90
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	0	$0	1.25%	10.2%	12/31/2021	$1.83	0	$0	1.00%	10.4%	12/31/2021	$1.85	0	$0	0.75%	10.7%
12/31/2020	1.65	0	0	1.25%	40.7%	12/31/2020	1.66	0	0	1.00%	41.1%	12/31/2020	1.67	0	0	0.75%	41.5%
12/31/2019	1.17	0	0	1.25%	35.7%	12/31/2019	1.18	0	0	1.00%	36.0%	12/31/2019	1.18	0	0	0.75%	36.4%
12/31/2018	0.86	0	0	1.25%	-13.7%	12/31/2018	0.86	0	0	1.00%	-13.6%	12/31/2018	0.87	0	0	0.75%	-13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.87	0	$0	0.50%	11.0%	12/31/2021	$1.88	0	$0	0.25%	11.3%	12/31/2021	$1.90	0	$0	0.00%	11.6%
12/31/2020	1.68	0	0	0.50%	41.8%	12/31/2020	1.69	0	0	0.25%	42.2%	12/31/2020	1.70	0	0	0.00%	42.5%
12/31/2019	1.19	0	0	0.50%	36.7%	12/31/2019	1.19	0	0	0.25%	37.1%	12/31/2019	1.19	0	0	0.00%	37.4%
12/31/2018	0.87	0	0	0.50%	-13.3%	12/31/2018	0.87	0	0	0.25%	-13.2%	12/31/2018	0.87	0	0	0.00%	-13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High-Yield Fund R2 Class - 06-3FH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,754	$43,108	7,819
Receivables: investments sold	176
Payables: investments purchased	-
Net assets	$42,930

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,930	35,776	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$42,930	35,776

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,305
Mortality & expense charges			(575)
Net investment income (loss)			1,730

Gain (loss) on investments:
Net realized gain (loss)			442
Realized gain distributions			467
Net change in unrealized appreciation (depreciation)			(511)
Net gain (loss)			398

Increase (decrease) in net assets from operations			$2,128

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,730	$513
Net realized gain (loss)		442	(12)
Realized gain distributions		467	50
Net change in unrealized appreciation (depreciation)		(511)	(198)

Increase (decrease) in net assets from operations		2,128	353

Contract owner transactions:
Proceeds from units sold		47,518	3,276
Cost of units redeemed		(18,042)	(5,947)
Account charges		(84)	(2)
Increase (decrease)		29,392	(2,673)
Net increase (decrease)		31,520	(2,320)
Net assets, beginning		11,410	13,730
Net assets, ending		$42,930	$11,410

Units sold		40,973	3,003
Units redeemed		(15,143)	(5,469)
Net increase (decrease)		25,830	(2,466)
Units outstanding, beginning		9,946	12,412
Units outstanding, ending		35,776	9,946

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$63,949
Cost of units redeemed/account charges			(24,075)
Net investment income (loss)			2,463
Net realized gain (loss)			430
Realized gain distributions			517
Net change in unrealized appreciation (depreciation)			(354)
Net assets			$42,930

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	36	$43	1.25%	4.6%	12/31/2021	$1.21	0	$0	1.00%	4.9%	12/31/2021	$1.22	0	$0	0.75%	5.1%
12/31/2020	1.15	10	11	1.25%	3.7%	12/31/2020	1.15	0	0	1.00%	4.0%	12/31/2020	1.16	0	0	0.75%	4.2%
12/31/2019	1.11	12	14	1.25%	14.3%	12/31/2019	1.11	0	0	1.00%	14.5%	12/31/2019	1.11	0	0	0.75%	14.8%
12/31/2018	0.97	0	0	1.25%	-3.2%	12/31/2018	0.97	0	0	1.00%	-3.0%	12/31/2018	0.97	0	0	0.75%	-2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	0.50%	5.4%	12/31/2021	$1.24	0	$0	0.25%	5.7%	12/31/2021	$1.25	0	$0	0.00%	5.9%
12/31/2020	1.17	0	0	0.50%	4.5%	12/31/2020	1.18	0	0	0.25%	4.7%	12/31/2020	1.18	0	0	0.00%	5.0%
12/31/2019	1.12	0	0	0.50%	15.1%	12/31/2019	1.12	0	0	0.25%	15.4%	12/31/2019	1.13	0	0	0.00%	15.7%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.7%	12/31/2018	0.97	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	8.5%
2020	5.2%
2019	4.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High-Yield Fund R4 Class - 06-3FJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$175,029	$176,069	31,916
Receivables: investments sold	190
Payables: investments purchased	-
Net assets	$175,219

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$175,219	144,685	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$175,219	144,685

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,125
Mortality & expense charges			(1,934)
Net investment income (loss)			6,191

Gain (loss) on investments:
Net realized gain (loss)			1,378
Realized gain distributions			1,930
Net change in unrealized appreciation (depreciation)			(2,730)
Net gain (loss)			578

Increase (decrease) in net assets from operations			$6,769

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,191	$1,043
Net realized gain (loss)		1,378	(5)
Realized gain distributions		1,930	405
Net change in unrealized appreciation (depreciation)		(2,730)	1,674

Increase (decrease) in net assets from operations		6,769	3,117

Contract owner transactions:
Proceeds from units sold		114,645	87,485
Cost of units redeemed		(37,194)	(203)
Account charges		(157)	(19)
Increase (decrease)		77,294	87,263
Net increase (decrease)		84,063	90,380
Net assets, beginning		91,156	776
Net assets, ending		$175,219	$91,156

Units sold		96,836	78,415
Units redeemed		(31,083)	(183)
Net increase (decrease)		65,753	78,232
Units outstanding, beginning		78,932	700
Units outstanding, ending		144,685	78,932

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$203,067
Cost of units redeemed/account charges			(37,773)
Net investment income (loss)			7,253
Net realized gain (loss)			1,377
Realized gain distributions			2,335
Net change in unrealized appreciation (depreciation)			(1,040)
Net assets			$175,219

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	145	$175	1.25%	4.9%	12/31/2021	$1.22	0	$0	1.00%	5.1%	12/31/2021	$1.23	0	$0	0.75%	5.4%
12/31/2020	1.15	79	91	1.25%	4.1%	12/31/2020	1.16	0	0	1.00%	4.4%	12/31/2020	1.17	0	0	0.75%	4.7%
12/31/2019	1.11	1	1	1.25%	14.4%	12/31/2019	1.11	0	0	1.00%	14.7%	12/31/2019	1.12	0	0	0.75%	14.9%
12/31/2018	0.97	0	0	1.25%	-3.0%	12/31/2018	0.97	0	0	1.00%	-2.9%	12/31/2018	0.97	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	0.50%	5.7%	12/31/2021	$1.25	0	$0	0.25%	5.9%	12/31/2021	$1.27	0	$0	0.00%	6.2%
12/31/2020	1.18	0	0	0.50%	4.9%	12/31/2020	1.18	0	0	0.25%	5.2%	12/31/2020	1.19	0	0	0.00%	5.5%
12/31/2019	1.12	0	0	0.50%	15.2%	12/31/2019	1.13	0	0	0.25%	15.5%	12/31/2019	1.13	0	0	0.00%	15.8%
12/31/2018	0.97	0	0	0.50%	-2.7%	12/31/2018	0.97	0	0	0.25%	-2.5%	12/31/2018	0.98	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.1%
2020	2.9%
2019	5.9%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund R2 Class - 06-3FK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$336,515	$338,963	23,273
Receivables: investments sold	712
Payables: investments purchased	-
Net assets	$337,227

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$337,227	296,737	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$337,227	296,737

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,092
Mortality & expense charges			(3,985)
Net investment income (loss)			3,107

Gain (loss) on investments:
Net realized gain (loss)			240
Realized gain distributions			986
Net change in unrealized appreciation (depreciation)			(9,453)
Net gain (loss)			(8,227)

Increase (decrease) in net assets from operations			$(5,120)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,107	$1,145
Net realized gain (loss)		240	(53)
Realized gain distributions		986	-
Net change in unrealized appreciation (depreciation)		(9,453)	7,560

Increase (decrease) in net assets from operations		(5,120)	8,652

Contract owner transactions:
Proceeds from units sold		162,437	294,951
Cost of units redeemed		(42,173)	(102,962)
Account charges		(53)	(23)
Increase (decrease)		120,211	191,966
Net increase (decrease)		115,091	200,618
Net assets, beginning		222,136	21,518
Net assets, ending		$337,227	$222,136

Units sold		145,466	260,047
Units redeemed		(38,590)	(89,739)
Net increase (decrease)		106,876	170,308
Units outstanding, beginning		189,861	19,553
Units outstanding, ending		296,737	189,861

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$662,536
Cost of units redeemed/account charges			(347,434)
Net investment income (loss)			9,585
Net realized gain (loss)			6,497
Realized gain distributions			8,491
Net change in unrealized appreciation (depreciation)			(2,448)
Net assets			$337,227

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	297	$337	1.25%	-2.9%	12/31/2021	$1.15	0	$0	1.00%	-2.6%	12/31/2021	$1.16	0	$0	0.75%	-2.4%
12/31/2020	1.17	190	222	1.25%	6.3%	12/31/2020	1.18	0	0	1.00%	6.6%	12/31/2020	1.18	0	0	0.75%	6.8%
12/31/2019	1.10	20	22	1.25%	9.1%	12/31/2019	1.10	0	0	1.00%	9.4%	12/31/2019	1.11	0	0	0.75%	9.7%
12/31/2018	1.01	164	166	1.25%	0.8%	12/31/2018	1.01	0	0	1.00%	1.0%	12/31/2018	1.01	0	0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	0.50%	-2.1%	12/31/2021	$1.18	0	$0	0.25%	-1.9%	12/31/2021	$1.19	0	$0	0.00%	-1.6%
12/31/2020	1.19	0	0	0.50%	7.1%	12/31/2020	1.20	0	0	0.25%	7.4%	12/31/2020	1.21	0	0	0.00%	7.7%
12/31/2019	1.11	0	0	0.50%	10.0%	12/31/2019	1.12	0	0	0.25%	10.2%	12/31/2019	1.12	0	0	0.00%	10.5%
12/31/2018	1.01	0	0	0.50%	1.2%	12/31/2018	1.01	0	0	0.25%	1.4%	12/31/2018	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	1.9%
2019	6.5%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund R4 Class - 06-3FM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,836,150	$1,885,347	127,357
Receivables: investments sold	9,265
Payables: investments purchased	-
Net assets	$1,845,415

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,845,415	1,609,549	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$1,845,415	1,609,549

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$53,459
Mortality & expense charges			(26,886)
Net investment income (loss)			26,573

Gain (loss) on investments:
Net realized gain (loss)			(19,144)
Realized gain distributions			5,821
Net change in unrealized appreciation (depreciation)			(80,513)
Net gain (loss)			(93,836)

Increase (decrease) in net assets from operations			$(67,263)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,573	$25,088
Net realized gain (loss)		(19,144)	(26,734)
Realized gain distributions		5,821	-
Net change in unrealized appreciation (depreciation)		(80,513)	79,207

Increase (decrease) in net assets from operations		(67,263)	77,561

Contract owner transactions:
Proceeds from units sold		261,862	2,031,959
Cost of units redeemed		(741,266)	(853,269)
Account charges		(3,253)	(2,417)
Increase (decrease)		(482,657)	1,176,273
Net increase (decrease)		(549,920)	1,253,834
Net assets, beginning		2,395,335	1,141,501
Net assets, ending		$1,845,415	$2,395,335

Units sold		227,467	1,767,358
Units redeemed		(652,297)	(765,559)
Net increase (decrease)		(424,830)	1,001,799
Units outstanding, beginning		2,034,379	1,032,580
Units outstanding, ending		1,609,549	2,034,379

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,496,018
Cost of units redeemed/account charges			(1,661,488)
Net investment income (loss)			61,986
Net realized gain (loss)			(45,973)
Realized gain distributions			44,069
Net change in unrealized appreciation (depreciation)			(49,197)
Net assets			$1,845,415

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	1,610	$1,845	1.25%	-2.6%	12/31/2021	$1.16	0	$0	1.00%	-2.4%	12/31/2021	$1.17	0	$0	0.75%	-2.1%
12/31/2020	1.18	2,034	2,395	1.25%	6.5%	12/31/2020	1.18	0	0	1.00%	6.8%	12/31/2020	1.19	0	0	0.75%	7.0%
12/31/2019	1.11	1,033	1,142	1.25%	9.5%	12/31/2019	1.11	0	0	1.00%	9.8%	12/31/2019	1.11	0	0	0.75%	10.1%
12/31/2018	1.01	0	0	1.25%	1.0%	12/31/2018	1.01	0	0	1.00%	1.1%	12/31/2018	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	0	$0	0.50%	-1.9%	12/31/2021	$1.19	0	$0	0.25%	-1.6%	12/31/2021	$1.20	0	$0	0.00%	-1.4%
12/31/2020	1.20	0	0	0.50%	7.3%	12/31/2020	1.21	0	0	0.25%	7.6%	12/31/2020	1.22	0	0	0.00%	7.8%
12/31/2019	1.12	0	0	0.50%	10.3%	12/31/2019	1.12	0	0	0.25%	10.6%	12/31/2019	1.13	0	0	0.00%	10.9%
12/31/2018	1.01	0	0	0.50%	1.4%	12/31/2018	1.01	0	0	0.25%	1.5%	12/31/2018	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	2.5%
2019	2.8%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund R2 Class - 06-3FN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,187	$20,523	857
Receivables: investments sold	-
Payables: investments purchased	(1,105)
Net assets	$21,082

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,082	15,300	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$21,082	15,300

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$537
Mortality & expense charges			(282)
Net investment income (loss)			255

Gain (loss) on investments:
Net realized gain (loss)			1,912
Realized gain distributions			2,782
Net change in unrealized appreciation (depreciation)			65
Net gain (loss)			4,759

Increase (decrease) in net assets from operations			$5,014

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$255	$85
Net realized gain (loss)		1,912	25
Realized gain distributions		2,782	-
Net change in unrealized appreciation (depreciation)		65	1,599

Increase (decrease) in net assets from operations		5,014	1,709

Contract owner transactions:
Proceeds from units sold		8,976	17,321
Cost of units redeemed		(11,862)	-
Account charges		(32)	(44)
Increase (decrease)		(2,918)	17,277
Net increase (decrease)		2,096	18,986
Net assets, beginning		18,986	-
Net assets, ending		$21,082	$18,986

Units sold		7,148	17,512
Units redeemed		(9,190)	(170)
Net increase (decrease)		(2,042)	17,342
Units outstanding, beginning		17,342	-
Units outstanding, ending		15,300	17,342

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$26,297
Cost of units redeemed/account charges			(11,938)
Net investment income (loss)			340
Net realized gain (loss)			1,937
Realized gain distributions			2,782
Net change in unrealized appreciation (depreciation)			1,664
Net assets			$21,082

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	15	$21	1.25%	25.9%	12/31/2021	$1.39	0	$0	1.00%	26.2%	12/31/2021	$1.40	0	$0	0.75%	26.5%
12/31/2020	1.09	17	19	1.25%	-5.9%	12/31/2020	1.10	0	0	1.00%	-5.7%	12/31/2020	1.11	0	0	0.75%	-5.5%
12/31/2019	1.16	0	0	1.25%	22.7%	12/31/2019	1.17	0	0	1.00%	23.1%	12/31/2019	1.17	0	0	0.75%	23.4%
12/31/2018	0.95	0	0	1.25%	-5.2%	12/31/2018	0.95	0	0	1.00%	-5.0%	12/31/2018	0.95	0	0	0.75%	-4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	26.8%	12/31/2021	$1.43	0	$0	0.25%	27.1%	12/31/2021	$1.44	0	$0	0.00%	27.4%
12/31/2020	1.12	0	0	0.50%	-5.2%	12/31/2020	1.12	0	0	0.25%	-5.0%	12/31/2020	1.13	0	0	0.00%	-4.8%
12/31/2019	1.18	0	0	0.50%	23.7%	12/31/2019	1.18	0	0	0.25%	24.0%	12/31/2019	1.19	0	0	0.00%	24.3%
12/31/2018	0.95	0	0	0.50%	-4.8%	12/31/2018	0.95	0	0	0.25%	-4.7%	12/31/2018	0.95	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.7%
2020	1.9%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund R4 Class - 06-3FP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$355,341	$343,048	13,695
Receivables: investments sold	-
Payables: investments purchased	(18,441)
Net assets	$336,900

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$336,900	242,281	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$336,900	242,281

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,851
Mortality & expense charges			(4,306)
Net investment income (loss)			4,545

Gain (loss) on investments:
Net realized gain (loss)			7,020
Realized gain distributions			42,317
Net change in unrealized appreciation (depreciation)			24,146
Net gain (loss)			73,483

Increase (decrease) in net assets from operations			$78,028

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,545	$1,578
Net realized gain (loss)		7,020	(4,566)
Realized gain distributions		42,317	-
Net change in unrealized appreciation (depreciation)		24,146	(17,724)

Increase (decrease) in net assets from operations		78,028	(20,712)

Contract owner transactions:
Proceeds from units sold		71,394	71,347
Cost of units redeemed		(190,442)	(150,491)
Account charges		-	-
Increase (decrease)		(119,048)	(79,144)
Net increase (decrease)		(41,020)	(99,856)
Net assets, beginning		377,920	477,776
Net assets, ending		$336,900	$377,920

Units sold		57,521	69,442
Units redeemed		(158,235)	(135,330)
Net increase (decrease)		(100,714)	(65,888)
Units outstanding, beginning		342,995	408,883
Units outstanding, ending		242,281	342,995

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$585,770
Cost of units redeemed/account charges			(376,731)
Net investment income (loss)			27,072
Net realized gain (loss)			6,054
Realized gain distributions			82,442
Net change in unrealized appreciation (depreciation)			12,293
Net assets			$336,900

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	242	$337	1.25%	26.2%	12/31/2021	$1.40	0	$0	1.00%	26.5%	12/31/2021	$1.42	0	$0	0.75%	26.8%
12/31/2020	1.10	343	378	1.25%	-5.7%	12/31/2020	1.11	0	0	1.00%	-5.5%	12/31/2020	1.12	0	0	0.75%	-5.2%
12/31/2019	1.17	409	478	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.4%	12/31/2019	1.18	0	0	0.75%	23.7%
12/31/2018	0.95	327	310	1.25%	-5.1%	12/31/2018	0.95	0	0	1.00%	-4.9%	12/31/2018	0.95	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	0.50%	27.2%	12/31/2021	$1.44	0	$0	0.25%	27.5%	12/31/2021	$1.45	0	$0	0.00%	27.8%
12/31/2020	1.12	0	0	0.50%	-5.0%	12/31/2020	1.13	0	0	0.25%	-4.8%	12/31/2020	1.14	0	0	0.00%	-4.5%
12/31/2019	1.18	0	0	0.50%	24.0%	12/31/2019	1.19	0	0	0.25%	24.3%	12/31/2019	1.19	0	0	0.00%	24.6%
12/31/2018	0.95	0	0	0.50%	-4.7%	12/31/2018	0.95	0	0	0.25%	-4.6%	12/31/2018	0.96	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	1.5%
2019	5.4%
2018	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund R2 Class - 06-3FR (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.65
Band 0	-	-	1.66
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	0	$0	1.25%	27.3%	12/31/2021	$1.61	0	$0	1.00%	27.6%	12/31/2021	$1.62	0	$0	0.75%	27.9%
12/31/2020	1.25	0	0	1.25%	25.6%	12/31/2020	1.26	0	0	1.00%	25.9%	12/31/2020	1.27	0	0	0.75%	26.2%
12/31/2019	1.00	0	0	1.25%	26.7%	12/31/2019	1.00	0	0	1.00%	27.0%	12/31/2019	1.00	0	0	0.75%	27.3%
12/31/2018	0.79	0	0	1.25%	-21.3%	12/31/2018	0.79	0	0	1.00%	-21.2%	12/31/2018	0.79	0	0	0.75%	-21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	0	$0	0.50%	28.3%	12/31/2021	$1.65	0	$0	0.25%	28.6%	12/31/2021	$1.66	0	$0	0.00%	28.9%
12/31/2020	1.28	0	0	0.50%	26.5%	12/31/2020	1.28	0	0	0.25%	26.8%	12/31/2020	1.29	0	0	0.00%	27.1%
12/31/2019	1.01	0	0	0.50%	27.7%	12/31/2019	1.01	0	0	0.25%	28.0%	12/31/2019	1.02	0	0	0.00%	28.3%
12/31/2018	0.79	0	0	0.50%	-21.0%	12/31/2018	0.79	0	0	0.25%	-20.9%	12/31/2018	0.79	0	0	0.00%	-20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid-Cap Value Fund R2 Class - 06-3FT (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	1.25%	32.5%	12/31/2021	$1.17	0	$0	1.00%	32.8%	12/31/2021	$1.18	0	$0	0.75%	33.2%
12/31/2020	0.88	0	0	1.25%	-7.8%	12/31/2020	0.88	0	0	1.00%	-7.5%	12/31/2020	0.89	0	0	0.75%	-7.3%
12/31/2019	0.95	0	0	1.25%	18.1%	12/31/2019	0.96	0	0	1.00%	18.4%	12/31/2019	0.96	0	0	0.75%	18.7%
12/31/2018	0.81	0	0	1.25%	-19.4%	12/31/2018	0.81	0	0	1.00%	-19.3%	12/31/2018	0.81	0	0	0.75%	-19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	0	$0	0.50%	33.5%	12/31/2021	$1.20	0	$0	0.25%	33.8%	12/31/2021	$1.22	0	$0	0.00%	34.2%
12/31/2020	0.89	0	0	0.50%	-7.1%	12/31/2020	0.90	0	0	0.25%	-6.9%	12/31/2020	0.91	0	0	0.00%	-6.6%
12/31/2019	0.96	0	0	0.50%	19.0%	12/31/2019	0.97	0	0	0.25%	19.3%	12/31/2019	0.97	0	0	0.00%	19.6%
12/31/2018	0.81	0	0	0.50%	-19.1%	12/31/2018	0.81	0	0	0.25%	-19.0%	12/31/2018	0.81	0	0	0.00%	-18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid-Cap Value Fund R4 Class - 06-3FV (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	1.25%	32.9%	12/31/2021	$1.18	0	$0	1.00%	33.2%	12/31/2021	$1.19	0	$0	0.75%	33.5%
12/31/2020	0.88	0	0	1.25%	-7.6%	12/31/2020	0.89	0	0	1.00%	-7.3%	12/31/2020	0.89	0	0	0.75%	-7.1%
12/31/2019	0.95	0	0	1.25%	18.4%	12/31/2019	0.96	0	0	1.00%	18.7%	12/31/2019	0.96	0	0	0.75%	19.0%
12/31/2018	0.81	0	0	1.25%	-19.3%	12/31/2018	0.81	0	0	1.00%	-19.2%	12/31/2018	0.81	0	0	0.75%	-19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	0	$0	0.50%	33.9%	12/31/2021	$1.21	0	$0	0.25%	34.2%	12/31/2021	$1.23	0	$0	0.00%	34.5%
12/31/2020	0.90	0	0	0.50%	-6.9%	12/31/2020	0.91	0	0	0.25%	-6.6%	12/31/2020	0.91	0	0	0.00%	-6.4%
12/31/2019	0.97	0	0	0.50%	19.3%	12/31/2019	0.97	0	0	0.25%	19.6%	12/31/2019	0.97	0	0	0.00%	19.9%
12/31/2018	0.81	0	0	0.50%	-19.0%	12/31/2018	0.81	0	0	0.25%	-18.9%	12/31/2018	0.81	0	0	0.00%	-18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund R4 Class - 06-3FW (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.61
Band 100	-	-	1.62
Band 75	-	-	1.64
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.68
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	0	$0	1.25%	27.6%	12/31/2021	$1.62	0	$0	1.00%	27.9%	12/31/2021	$1.64	0	$0	0.75%	28.3%
12/31/2020	1.26	0	0	1.25%	25.8%	12/31/2020	1.27	0	0	1.00%	26.1%	12/31/2020	1.28	0	0	0.75%	26.5%
12/31/2019	1.00	0	0	1.25%	27.1%	12/31/2019	1.01	0	0	1.00%	27.4%	12/31/2019	1.01	0	0	0.75%	27.7%
12/31/2018	0.79	0	0	1.25%	-21.2%	12/31/2018	0.79	0	0	1.00%	-21.1%	12/31/2018	0.79	0	0	0.75%	-21.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	0	$0	0.50%	28.6%	12/31/2021	$1.67	0	$0	0.25%	28.9%	12/31/2021	$1.68	0	$0	0.00%	29.2%
12/31/2020	1.28	0	0	0.50%	26.8%	12/31/2020	1.29	0	0	0.25%	27.1%	12/31/2020	1.30	0	0	0.00%	27.4%
12/31/2019	1.01	0	0	0.50%	28.0%	12/31/2019	1.02	0	0	0.25%	28.4%	12/31/2019	1.02	0	0	0.00%	28.7%
12/31/2018	0.79	0	0	0.50%	-20.8%	12/31/2018	0.79	0	0	0.25%	-20.7%	12/31/2018	0.79	0	0	0.00%	-20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Total Return Fund R6 Class - 06-3XW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,101,401	$21,593,477	3,227,623
Receivables: investments sold	459,121
Payables: investments purchased	-
Net assets	$21,560,522

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,560,522	20,147,930	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$21,560,522	20,147,930

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$236,280
Mortality & expense charges			(93,214)
Net investment income (loss)			143,066

Gain (loss) on investments:
Net realized gain (loss)			(32,322)
Realized gain distributions			83,629
Net change in unrealized appreciation (depreciation)			(526,439)
Net gain (loss)			(475,132)

Increase (decrease) in net assets from operations			$(332,066)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$143,066	$5,374
Net realized gain (loss)		(32,322)	683
Realized gain distributions		83,629	6,018
Net change in unrealized appreciation (depreciation)		(526,439)	34,363

Increase (decrease) in net assets from operations		(332,066)	46,438

Contract owner transactions:
Proceeds from units sold		22,367,554	1,478,568
Cost of units redeemed		(1,684,002)	(292,630)
Account charges		(21,251)	(2,089)
Increase (decrease)		20,662,301	1,183,849
Net increase (decrease)		20,330,235	1,230,287
Net assets, beginning		1,230,287	-
Net assets, ending		$21,560,522	$1,230,287

Units sold		20,714,804	1,335,507
Units redeemed		(1,637,122)	(265,259)
Net increase (decrease)		19,077,682	1,070,248
Units outstanding, beginning		1,070,248	-
Units outstanding, ending		20,147,930	1,070,248

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$23,846,122
Cost of units redeemed/account charges			(1,999,972)
Net investment income (loss)			148,440
Net realized gain (loss)			(31,639)
Realized gain distributions			89,647
Net change in unrealized appreciation (depreciation)			(492,076)
Net assets			$21,560,522

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	20,148	$21,561	1.25%	-6.9%	12/31/2021	$1.08	0	$0	1.00%	-6.7%	12/31/2021	$1.08	0	$0	0.75%	-6.4%
12/31/2020	1.15	1,070	1,230	1.25%	8.7%	12/31/2020	1.15	0	0	1.00%	9.0%	12/31/2020	1.16	0	0	0.75%	9.2%
12/31/2019	1.06	0	0	1.25%	5.7%	12/31/2019	1.06	0	0	1.00%	5.9%	12/31/2019	1.06	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	0	$0	0.50%	-6.2%	12/31/2021	$1.10	0	$0	0.25%	-6.0%	12/31/2021	$1.11	0	$0	0.00%	-5.7%
12/31/2020	1.16	0	0	0.50%	9.5%	12/31/2020	1.17	0	0	0.25%	9.8%	12/31/2020	1.17	0	0	0.00%	10.1%
12/31/2019	1.06	0	0	0.50%	6.2%	12/31/2019	1.06	0	0	0.25%	6.4%	12/31/2019	1.07	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	1.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One Income Fund R6 Class - 06-44G

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,237	$10,620	971
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$11,238

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,238	9,412	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$11,238	9,412

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$641
Mortality & expense charges			(132)
Net investment income (loss)			509

Gain (loss) on investments:
Net realized gain (loss)			12
Realized gain distributions			186
Net change in unrealized appreciation (depreciation)			111
Net gain (loss)			309

Increase (decrease) in net assets from operations			$818

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$509	$60
Net realized gain (loss)		12	-
Realized gain distributions		186	49
Net change in unrealized appreciation (depreciation)		111	512

Increase (decrease) in net assets from operations		818	621

Contract owner transactions:
Proceeds from units sold		914	1,123
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		914	1,123
Net increase (decrease)		1,732	1,744
Net assets, beginning		9,506	7,762
Net assets, ending		$11,238	$9,506

Units sold		808	1,123
Units redeemed		-	(38)
Net increase (decrease)		808	1,085
Units outstanding, beginning		8,604	7,519
Units outstanding, ending		9,412	8,604

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,806
Cost of units redeemed/account charges			-
Net investment income (loss)			568
Net realized gain (loss)			12
Realized gain distributions			235
Net change in unrealized appreciation (depreciation)			617
Net assets			$11,238

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	9	$11	1.25%	8.1%	12/31/2021	$1.20	0	$0	1.00%	8.3%	12/31/2021	$1.21	0	$0	0.75%	8.6%
12/31/2020	1.10	9	10	1.25%	7.0%	12/31/2020	1.11	0	0	1.00%	7.3%	12/31/2020	1.11	0	0	0.75%	7.6%
12/31/2019	1.03	8	8	1.25%	3.2%	12/31/2019	1.03	0	0	1.00%	3.3%	12/31/2019	1.03	0	0	0.75%	3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	0.50%	8.9%	12/31/2021	$1.22	0	$0	0.25%	9.1%	12/31/2021	$1.23	0	$0	0.00%	9.4%
12/31/2020	1.12	0	0	0.50%	7.8%	12/31/2020	1.12	0	0	0.25%	8.1%	12/31/2020	1.12	0	0	0.00%	8.4%
12/31/2019	1.04	0	0	0.50%	3.6%	12/31/2019	1.04	0	0	0.25%	3.7%	12/31/2019	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.2%
2020	1.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2045 Fund R6 Class - 06-44T

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$209,844	$195,856	15,743
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$209,859

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$209,859	152,227	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$209,859	152,227

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,646
Mortality & expense charges			(2,350)
Net investment income (loss)			11,296

Gain (loss) on investments:
Net realized gain (loss)			7,051
Realized gain distributions			12,714
Net change in unrealized appreciation (depreciation)			(1,336)
Net gain (loss)			18,429

Increase (decrease) in net assets from operations			$29,725

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,296	$810
Net realized gain (loss)		7,051	(317)
Realized gain distributions		12,714	1,014
Net change in unrealized appreciation (depreciation)		(1,336)	15,518

Increase (decrease) in net assets from operations		29,725	17,025

Contract owner transactions:
Proceeds from units sold		53,903	41,093
Cost of units redeemed		(34,780)	(10,159)
Account charges		(180)	(312)
Increase (decrease)		18,943	30,622
Net increase (decrease)		48,668	47,647
Net assets, beginning		161,191	113,544
Net assets, ending		$209,859	$161,191

Units sold		41,369	42,369
Units redeemed		(26,651)	(11,603)
Net increase (decrease)		14,718	30,766
Units outstanding, beginning		137,509	106,743
Units outstanding, ending		152,227	137,509

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$208,767
Cost of units redeemed/account charges			(45,449)
Net investment income (loss)			12,091
Net realized gain (loss)			6,734
Realized gain distributions			13,728
Net change in unrealized appreciation (depreciation)			13,988
Net assets			$209,859

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	152	$210	1.25%	17.6%	12/31/2021	$1.39	0	$0	1.00%	17.9%	12/31/2021	$1.40	0	$0	0.75%	18.2%
12/31/2020	1.17	138	161	1.25%	10.2%	12/31/2020	1.18	0	0	1.00%	10.5%	12/31/2020	1.18	0	0	0.75%	10.8%
12/31/2019	1.06	107	114	1.25%	6.4%	12/31/2019	1.06	0	0	1.00%	6.5%	12/31/2019	1.07	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	18.5%	12/31/2021	$1.41	0	$0	0.25%	18.8%	12/31/2021	$1.42	0	$0	0.00%	19.1%
12/31/2020	1.18	0	0	0.50%	11.0%	12/31/2020	1.19	0	0	0.25%	11.3%	12/31/2020	1.19	0	0	0.00%	11.6%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.8%	12/31/2019	1.07	0	0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.4%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2055 Fund R6 Class - 06-44W

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$96,080	$98,333	8,213
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$96,092

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,092	69,084	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.43
Total	$96,092	69,084

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,287
Mortality & expense charges			(1,133)
Net investment income (loss)			5,154

Gain (loss) on investments:
Net realized gain (loss)			2,762
Realized gain distributions			16,964
Net change in unrealized appreciation (depreciation)			(9,813)
Net gain (loss)			9,913

Increase (decrease) in net assets from operations			$15,067

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,154	$339
Net realized gain (loss)		2,762	(118)
Realized gain distributions		16,964	596
Net change in unrealized appreciation (depreciation)		(9,813)	7,747

Increase (decrease) in net assets from operations		15,067	8,564

Contract owner transactions:
Proceeds from units sold		12,224	15,891
Cost of units redeemed		(13,545)	(16,091)
Account charges		(80)	-
Increase (decrease)		(1,401)	(200)
Net increase (decrease)		13,666	8,364
Net assets, beginning		82,426	74,062
Net assets, ending		$96,092	$82,426

Units sold		9,417	16,536
Units redeemed		(10,430)	(15,947)
Net increase (decrease)		(1,013)	589
Units outstanding, beginning		70,097	69,508
Units outstanding, ending		69,084	70,097

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$102,374
Cost of units redeemed/account charges			(29,716)
Net investment income (loss)			5,483
Net realized gain (loss)			2,644
Realized gain distributions			17,560
Net change in unrealized appreciation (depreciation)			(2,253)
Net assets			$96,092

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	69	$96	1.25%	18.3%	12/31/2021	$1.40	0	$0	1.00%	18.6%	12/31/2021	$1.41	0	$0	0.75%	18.9%
12/31/2020	1.18	70	82	1.25%	10.4%	12/31/2020	1.18	0	0	1.00%	10.6%	12/31/2020	1.18	0	0	0.75%	10.9%
12/31/2019	1.07	70	74	1.25%	6.6%	12/31/2019	1.07	0	0	1.00%	6.7%	12/31/2019	1.07	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	0.50%	19.2%	12/31/2021	$1.43	0	$0	0.25%	19.5%	12/31/2021	$1.43	0	$0	0.00%	19.8%
12/31/2020	1.19	0	0	0.50%	11.2%	12/31/2020	1.19	0	0	0.25%	11.5%	12/31/2020	1.20	0	0	0.00%	11.7%
12/31/2019	1.07	0	0	0.50%	6.9%	12/31/2019	1.07	0	0	0.25%	7.0%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.0%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2060 Fund R6 Class - 06-44X

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,754	$12,145	937
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$13,755

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,755	9,846	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$13,755	9,846

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$904
Mortality & expense charges			(167)
Net investment income (loss)			737

Gain (loss) on investments:
Net realized gain (loss)			1,359
Realized gain distributions			193
Net change in unrealized appreciation (depreciation)			135
Net gain (loss)			1,687

Increase (decrease) in net assets from operations			$2,424

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$737	$47
Net realized gain (loss)		1,359	(7)
Realized gain distributions		193	54
Net change in unrealized appreciation (depreciation)		135	1,485

Increase (decrease) in net assets from operations		2,424	1,579

Contract owner transactions:
Proceeds from units sold		4,078	4,486
Cost of units redeemed		(5,755)	(123)
Account charges		-	-
Increase (decrease)		(1,677)	4,363
Net increase (decrease)		747	5,942
Net assets, beginning		13,008	7,066
Net assets, ending		$13,755	$13,008

Units sold		3,092	4,748
Units redeemed		(4,278)	(333)
Net increase (decrease)		(1,186)	4,415
Units outstanding, beginning		11,032	6,617
Units outstanding, ending		9,846	11,032

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,641
Cost of units redeemed/account charges			(5,878)
Net investment income (loss)			784
Net realized gain (loss)			1,352
Realized gain distributions			247
Net change in unrealized appreciation (depreciation)			1,609
Net assets			$13,755

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	10	$14	1.25%	18.5%	12/31/2021	$1.41	0	$0	1.00%	18.8%	12/31/2021	$1.41	0	$0	0.75%	19.1%
12/31/2020	1.18	11	13	1.25%	10.4%	12/31/2020	1.18	0	0	1.00%	10.7%	12/31/2020	1.19	0	0	0.75%	11.0%
12/31/2019	1.07	7	7	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	0.50%	19.4%	12/31/2021	$1.43	0	$0	0.25%	19.7%	12/31/2021	$1.44	0	$0	0.00%	20.0%
12/31/2020	1.19	0	0	0.50%	11.3%	12/31/2020	1.20	0	0	0.25%	11.5%	12/31/2020	1.20	0	0	0.00%	11.8%
12/31/2019	1.07	0	0	0.50%	7.1%	12/31/2019	1.07	0	0	0.25%	7.2%	12/31/2019	1.07	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.8%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2015 Fund R6 Class - 06-44J (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	1.25%	9.0%	12/31/2021	$1.22	0	$0	1.00%	9.2%	12/31/2021	$1.23	0	$0	0.75%	9.5%
12/31/2020	1.11	0	0	1.25%	7.3%	12/31/2020	1.12	0	0	1.00%	7.6%	12/31/2020	1.12	0	0	0.75%	7.8%
12/31/2019	1.04	0	0	1.25%	3.6%	12/31/2019	1.04	0	0	1.00%	3.7%	12/31/2019	1.04	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	0.50%	9.8%	12/31/2021	$1.24	0	$0	0.25%	10.1%	12/31/2021	$1.25	0	$0	0.00%	10.3%
12/31/2020	1.12	0	0	0.50%	8.1%	12/31/2020	1.13	0	0	0.25%	8.4%	12/31/2020	1.13	0	0	0.00%	8.6%
12/31/2019	1.04	0	0	0.50%	4.0%	12/31/2019	1.04	0	0	0.25%	4.1%	12/31/2019	1.04	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2020 Fund R6 Class - 06-44K

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$442,323	$421,827	36,893
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$442,357

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$442,357	359,141	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$442,357	359,141

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$27,282
Mortality & expense charges			(5,236)
Net investment income (loss)			22,046

Gain (loss) on investments:
Net realized gain (loss)			7,143
Realized gain distributions			12,282
Net change in unrealized appreciation (depreciation)			(1,589)
Net gain (loss)			17,836

Increase (decrease) in net assets from operations			$39,882

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,046	$1,547
Net realized gain (loss)		7,143	2,187
Realized gain distributions		12,282	3,568
Net change in unrealized appreciation (depreciation)		(1,589)	22,420

Increase (decrease) in net assets from operations		39,882	29,722

Contract owner transactions:
Proceeds from units sold		74,950	76,280
Cost of units redeemed		(58,578)	(92,089)
Account charges		(279)	(199)
Increase (decrease)		16,093	(16,008)
Net increase (decrease)		55,975	13,714
Net assets, beginning		386,382	372,668
Net assets, ending		$442,357	$386,382

Units sold		63,447	78,010
Units redeemed		(49,973)	(90,900)
Net increase (decrease)		13,474	(12,890)
Units outstanding, beginning		345,667	358,557
Units outstanding, ending		359,141	345,667

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$524,314
Cost of units redeemed/account charges			(151,175)
Net investment income (loss)			23,542
Net realized gain (loss)			9,330
Realized gain distributions			15,850
Net change in unrealized appreciation (depreciation)			20,496
Net assets			$442,357

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	359	$442	1.25%	10.2%	12/31/2021	$1.24	0	$0	1.00%	10.5%	12/31/2021	$1.25	0	$0	0.75%	10.7%
12/31/2020	1.12	346	386	1.25%	7.5%	12/31/2020	1.12	0	0	1.00%	7.8%	12/31/2020	1.13	0	0	0.75%	8.1%
12/31/2019	1.04	359	373	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	0	$0	0.50%	11.0%	12/31/2021	$1.26	0	$0	0.25%	11.3%	12/31/2021	$1.27	0	$0	0.00%	11.6%
12/31/2020	1.13	0	0	0.50%	8.4%	12/31/2020	1.13	0	0	0.25%	8.6%	12/31/2020	1.14	0	0	0.00%	8.9%
12/31/2019	1.04	0	0	0.50%	4.3%	12/31/2019	1.04	0	0	0.25%	4.4%	12/31/2019	1.05	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.6%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2025 Fund R6 Class - 06-44M

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$649,335	$617,901	53,360
Receivables: investments sold	66
Payables: investments purchased	-
Net assets	$649,401

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$649,401	517,895	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$649,401	517,895

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$40,248
Mortality & expense charges			(7,035)
Net investment income (loss)			33,213

Gain (loss) on investments:
Net realized gain (loss)			1,393
Realized gain distributions			22,435
Net change in unrealized appreciation (depreciation)			2,456
Net gain (loss)			26,284

Increase (decrease) in net assets from operations			$59,497

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,213	$2,369
Net realized gain (loss)		1,393	(601)
Realized gain distributions		22,435	3,919
Net change in unrealized appreciation (depreciation)		2,456	29,621

Increase (decrease) in net assets from operations		59,497	35,308

Contract owner transactions:
Proceeds from units sold		117,087	95,962
Cost of units redeemed		(4,570)	(14,158)
Account charges		(90)	(222)
Increase (decrease)		112,427	81,582
Net increase (decrease)		171,924	116,890
Net assets, beginning		477,477	360,587
Net assets, ending		$649,401	$477,477

Units sold		97,434	95,534
Units redeemed		(3,805)	(17,090)
Net increase (decrease)		93,629	78,444
Units outstanding, beginning		424,266	345,822
Units outstanding, ending		517,895	424,266

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$574,334
Cost of units redeemed/account charges			(19,046)
Net investment income (loss)			35,533
Net realized gain (loss)			792
Realized gain distributions			26,354
Net change in unrealized appreciation (depreciation)			31,434
Net assets			$649,401

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	518	$649	1.25%	11.4%	12/31/2021	$1.26	0	$0	1.00%	11.7%	12/31/2021	$1.27	0	$0	0.75%	12.0%
12/31/2020	1.13	424	477	1.25%	7.9%	12/31/2020	1.13	0	0	1.00%	8.2%	12/31/2020	1.13	0	0	0.75%	8.5%
12/31/2019	1.04	346	361	1.25%	4.3%	12/31/2019	1.04	0	0	1.00%	4.4%	12/31/2019	1.04	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	0	$0	0.50%	12.3%	12/31/2021	$1.28	0	$0	0.25%	12.5%	12/31/2021	$1.29	0	$0	0.00%	12.8%
12/31/2020	1.14	0	0	0.50%	8.7%	12/31/2020	1.14	0	0	0.25%	9.0%	12/31/2020	1.15	0	0	0.00%	9.3%
12/31/2019	1.05	0	0	0.50%	4.6%	12/31/2019	1.05	0	0	0.25%	4.7%	12/31/2019	1.05	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.1%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2030 Fund R6 Class - 06-44N

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$430,071	$395,730	32,857
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$430,103

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$430,103	332,316	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.33
Total	$430,103	332,316

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$26,739
Mortality & expense charges			(4,649)
Net investment income (loss)			22,090

Gain (loss) on investments:
Net realized gain (loss)			2,728
Realized gain distributions			8,545
Net change in unrealized appreciation (depreciation)			12,164
Net gain (loss)			23,437

Increase (decrease) in net assets from operations			$45,527

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,090	$1,675
Net realized gain (loss)		2,728	28
Realized gain distributions		8,545	2,404
Net change in unrealized appreciation (depreciation)		12,164	22,376

Increase (decrease) in net assets from operations		45,527	26,483

Contract owner transactions:
Proceeds from units sold		83,829	65,519
Cost of units redeemed		(15,547)	(4,839)
Account charges		(318)	(48)
Increase (decrease)		67,964	60,632
Net increase (decrease)		113,491	87,115
Net assets, beginning		316,612	229,497
Net assets, ending		$430,103	$316,612

Units sold		67,932	65,964
Units redeemed		(12,981)	(6,931)
Net increase (decrease)		54,951	59,033
Units outstanding, beginning		277,365	218,332
Units outstanding, ending		332,316	277,365

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$379,087
Cost of units redeemed/account charges			(20,764)
Net investment income (loss)			23,734
Net realized gain (loss)			2,756
Realized gain distributions			10,949
Net change in unrealized appreciation (depreciation)			34,341
Net assets			$430,103

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	332	$430	1.25%	13.4%	12/31/2021	$1.30	0	$0	1.00%	13.7%	12/31/2021	$1.31	0	$0	0.75%	13.9%
12/31/2020	1.14	277	317	1.25%	8.6%	12/31/2020	1.15	0	0	1.00%	8.9%	12/31/2020	1.15	0	0	0.75%	9.1%
12/31/2019	1.05	218	229	1.25%	5.1%	12/31/2019	1.05	0	0	1.00%	5.2%	12/31/2019	1.05	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	0.50%	14.2%	12/31/2021	$1.33	0	$0	0.25%	14.5%	12/31/2021	$1.33	0	$0	0.00%	14.8%
12/31/2020	1.15	0	0	0.50%	9.4%	12/31/2020	1.16	0	0	0.25%	9.7%	12/31/2020	1.16	0	0	0.00%	10.0%
12/31/2019	1.05	0	0	0.50%	5.5%	12/31/2019	1.06	0	0	0.25%	5.6%	12/31/2019	1.06	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.2%
2020	1.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2035 Fund R6 Class - 06-44P

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$603,926	$569,932	46,317
Receivables: investments sold	55
Payables: investments purchased	-
Net assets	$603,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$603,981	450,914	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$603,981	450,914

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$39,073
Mortality & expense charges			(6,241)
Net investment income (loss)			32,832

Gain (loss) on investments:
Net realized gain (loss)			6,025
Realized gain distributions			31,032
Net change in unrealized appreciation (depreciation)			(1,060)
Net gain (loss)			35,997

Increase (decrease) in net assets from operations			$68,829

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32,832	$1,925
Net realized gain (loss)		6,025	(6,539)
Realized gain distributions		31,032	3,126
Net change in unrealized appreciation (depreciation)		(1,060)	35,604

Increase (decrease) in net assets from operations		68,829	34,116

Contract owner transactions:
Proceeds from units sold		175,243	109,445
Cost of units redeemed		(48,622)	(54,186)
Account charges		(464)	(222)
Increase (decrease)		126,157	55,037
Net increase (decrease)		194,986	89,153
Net assets, beginning		408,995	319,842
Net assets, ending		$603,981	$408,995

Units sold		139,019	112,929
Units redeemed		(40,779)	(62,727)
Net increase (decrease)		98,240	50,202
Units outstanding, beginning		352,674	302,472
Units outstanding, ending		450,914	352,674

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$605,141
Cost of units redeemed/account charges			(103,512)
Net investment income (loss)			34,714
Net realized gain (loss)			(514)
Realized gain distributions			34,158
Net change in unrealized appreciation (depreciation)			33,994
Net assets			$603,981

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	451	$604	1.25%	15.5%	12/31/2021	$1.35	0	$0	1.00%	15.8%	12/31/2021	$1.36	0	$0	0.75%	16.1%
12/31/2020	1.16	353	409	1.25%	9.7%	12/31/2020	1.16	0	0	1.00%	9.9%	12/31/2020	1.17	0	0	0.75%	10.2%
12/31/2019	1.06	302	320	1.25%	5.7%	12/31/2019	1.06	0	0	1.00%	5.9%	12/31/2019	1.06	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	0.50%	16.4%	12/31/2021	$1.37	0	$0	0.25%	16.7%	12/31/2021	$1.38	0	$0	0.00%	17.0%
12/31/2020	1.17	0	0	0.50%	10.5%	12/31/2020	1.18	0	0	0.25%	10.8%	12/31/2020	1.18	0	0	0.00%	11.1%
12/31/2019	1.06	0	0	0.50%	6.1%	12/31/2019	1.06	0	0	0.25%	6.2%	12/31/2019	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.7%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2040 Fund R6 Class - 06-44R

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$507,364	$451,688	36,742
Receivables: investments sold	53
Payables: investments purchased	-
Net assets	$507,417

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$507,417	373,843	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$507,417	373,843

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$33,596
Mortality & expense charges			(5,653)
Net investment income (loss)			27,943

Gain (loss) on investments:
Net realized gain (loss)			3,885
Realized gain distributions			13,628
Net change in unrealized appreciation (depreciation)			22,583
Net gain (loss)			40,096

Increase (decrease) in net assets from operations			$68,039

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,943	$1,835
Net realized gain (loss)		3,885	(1,241)
Realized gain distributions		13,628	2,685
Net change in unrealized appreciation (depreciation)		22,583	33,651

Increase (decrease) in net assets from operations		68,039	36,930

Contract owner transactions:
Proceeds from units sold		59,350	49,868
Cost of units redeemed		(24,291)	(13,257)
Account charges		(239)	(191)
Increase (decrease)		34,820	36,420
Net increase (decrease)		102,859	73,350
Net assets, beginning		404,558	331,208
Net assets, ending		$507,417	$404,558

Units sold		46,121	51,235
Units redeemed		(20,167)	(15,611)
Net increase (decrease)		25,954	35,624
Units outstanding, beginning		347,889	312,265
Units outstanding, ending		373,843	347,889

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$441,042
Cost of units redeemed/account charges			(37,991)
Net investment income (loss)			29,733
Net realized gain (loss)			2,644
Realized gain distributions			16,313
Net change in unrealized appreciation (depreciation)			55,676
Net assets			$507,417

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	374	$507	1.25%	16.7%	12/31/2021	$1.37	0	$0	1.00%	17.0%	12/31/2021	$1.37	0	$0	0.75%	17.3%
12/31/2020	1.16	348	405	1.25%	9.6%	12/31/2020	1.17	0	0	1.00%	9.9%	12/31/2020	1.17	0	0	0.75%	10.2%
12/31/2019	1.06	312	331	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.2%	12/31/2019	1.06	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	0.50%	17.6%	12/31/2021	$1.39	0	$0	0.25%	17.9%	12/31/2021	$1.40	0	$0	0.00%	18.2%
12/31/2020	1.18	0	0	0.50%	10.5%	12/31/2020	1.18	0	0	0.25%	10.7%	12/31/2020	1.18	0	0	0.00%	11.0%
12/31/2019	1.06	0	0	0.50%	6.4%	12/31/2019	1.07	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.4%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2050 Fund R6 Class - 06-44V

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$209,465	$188,898	14,941
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$209,480

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$209,480	151,235	$1.39
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$209,480	151,235

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,592
Mortality & expense charges			(2,245)
Net investment income (loss)			11,347

Gain (loss) on investments:
Net realized gain (loss)			1,987
Realized gain distributions			7,675
Net change in unrealized appreciation (depreciation)			7,346
Net gain (loss)			17,008

Increase (decrease) in net assets from operations			$28,355

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,347	$540
Net realized gain (loss)		1,987	858
Realized gain distributions		7,675	896
Net change in unrealized appreciation (depreciation)		7,346	13,419

Increase (decrease) in net assets from operations		28,355	15,713

Contract owner transactions:
Proceeds from units sold		46,195	34,090
Cost of units redeemed		(7,909)	(25,658)
Account charges		(111)	(24)
Increase (decrease)		38,175	8,408
Net increase (decrease)		66,530	24,121
Net assets, beginning		142,950	118,829
Net assets, ending		$209,480	$142,950

Units sold		35,478	34,795
Units redeemed		(6,063)	(24,572)
Net increase (decrease)		29,415	10,223
Units outstanding, beginning		121,820	111,597
Units outstanding, ending		151,235	121,820

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$199,328
Cost of units redeemed/account charges			(33,702)
Net investment income (loss)			11,871
Net realized gain (loss)			2,845
Realized gain distributions			8,571
Net change in unrealized appreciation (depreciation)			20,567
Net assets			$209,480

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	151	$209	1.25%	18.0%	12/31/2021	$1.39	0	$0	1.00%	18.3%	12/31/2021	$1.40	0	$0	0.75%	18.6%
12/31/2020	1.17	122	143	1.25%	10.2%	12/31/2020	1.18	0	0	1.00%	10.5%	12/31/2020	1.18	0	0	0.75%	10.8%
12/31/2019	1.06	112	119	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	18.9%	12/31/2021	$1.42	0	$0	0.25%	19.2%	12/31/2021	$1.43	0	$0	0.00%	19.5%
12/31/2020	1.19	0	0	0.50%	11.0%	12/31/2020	1.19	0	0	0.25%	11.3%	12/31/2020	1.19	0	0	0.00%	11.6%
12/31/2019	1.07	0	0	0.50%	6.8%	12/31/2019	1.07	0	0	0.25%	6.9%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.7%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Financial Services Fund A Class - 06-456

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$173,278	$165,258	8,453
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$173,302

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$153,142	62,338	$2.46
Band 100	20,160	7,963	2.53
Band 75	-	-	2.61
Band 50	-	-	2.69
Band 25	-	-	2.77
Band 0	-	-	2.86
Total	$173,302	70,301

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$329
Mortality & expense charges			(2,089)
Net investment income (loss)			(1,760)

Gain (loss) on investments:
Net realized gain (loss)			33,276
Realized gain distributions			15,475
Net change in unrealized appreciation (depreciation)			(13,613)
Net gain (loss)			35,138

Increase (decrease) in net assets from operations			$33,378

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,760)	$(919)
Net realized gain (loss)		33,276	13,488
Realized gain distributions		15,475	-
Net change in unrealized appreciation (depreciation)		(13,613)	(6,423)

Increase (decrease) in net assets from operations		33,378	6,146

Contract owner transactions:
Proceeds from units sold		127,671	36,889
Cost of units redeemed		(99,129)	(209,051)
Account charges		(43)	(19)
Increase (decrease)		28,499	(172,181)
Net increase (decrease)		61,877	(166,035)
Net assets, beginning		111,425	277,460
Net assets, ending		$173,302	$111,425

Units sold		55,752	22,847
Units redeemed		(41,982)	(120,237)
Net increase (decrease)		13,770	(97,390)
Units outstanding, beginning		56,531	153,921
Units outstanding, ending		70,301	56,531

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,579,184
Cost of units redeemed/account charges			(1,500,017)
Net investment income (loss)			(3,919)
Net realized gain (loss)			1,483
Realized gain distributions			88,551
Net change in unrealized appreciation (depreciation)			8,020
Net assets			$173,302

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.46	62	$153	1.25%	25.1%	12/31/2021	$2.53	8	$20	1.00%	25.4%	12/31/2021	$2.61	0	$0	0.75%	25.8%
12/31/2020	1.96	49	95	1.25%	9.1%	12/31/2020	2.02	8	16	1.00%	9.4%	12/31/2020	2.07	0	0	0.75%	9.7%
12/31/2019	1.80	143	257	1.25%	31.7%	12/31/2019	1.85	11	20	1.00%	32.0%	12/31/2019	1.89	0	0	0.75%	32.3%
12/31/2018	1.37	130	177	1.25%	-15.0%	12/31/2018	1.40	20	29	1.00%	-14.8%	12/31/2018	1.43	0	0	0.75%	-14.5%
12/31/2017	1.61	129	207	1.25%	21.6%	12/31/2017	1.64	21	34	1.00%	21.9%	12/31/2017	1.67	0	0	0.75%	22.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.69	0	$0	0.50%	26.1%	12/31/2021	$2.77	0	$0	0.25%	26.4%	12/31/2021	$2.86	0	$0	0.00%	26.7%
12/31/2020	2.13	0	0	0.50%	9.9%	12/31/2020	2.19	0	0	0.25%	10.2%	12/31/2020	2.25	0	0	0.00%	10.5%
12/31/2019	1.94	0	0	0.50%	32.7%	12/31/2019	1.99	0	0	0.25%	33.0%	12/31/2019	2.04	0	0	0.00%	33.3%
12/31/2018	1.46	0	0	0.50%	-14.3%	12/31/2018	1.50	0	0	0.25%	-14.1%	12/31/2018	1.53	0	0	0.00%	-13.9%
12/31/2017	1.71	0	0	0.50%	22.6%	12/31/2017	1.74	0	0	0.25%	22.9%	12/31/2017	1.78	0	0	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.2%
2019	0.6%
2018	0.2%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,430	$154,533	2,932
Receivables: investments sold	18
Payables: investments purchased	-
Net assets	$135,448

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$135,448	114,676	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$135,448	114,676

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(174)
Net investment income (loss)			(174)

Gain (loss) on investments:
Net realized gain (loss)			(11)
Realized gain distributions			12,161
Net change in unrealized appreciation (depreciation)			(19,103)
Net gain (loss)			(6,953)

Increase (decrease) in net assets from operations			$(7,127)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(174)	$-
Net realized gain (loss)		(11)	-
Realized gain distributions		12,161	-
Net change in unrealized appreciation (depreciation)		(19,103)	-

Increase (decrease) in net assets from operations		(7,127)	-

Contract owner transactions:
Proceeds from units sold		142,586	-
Cost of units redeemed		-	-
Account charges		(11)	-
Increase (decrease)		142,575	-
Net increase (decrease)		135,448	-
Net assets, beginning		-	-
Net assets, ending		$135,448	$-

Units sold		114,685	-
Units redeemed		(9)	-
Net increase (decrease)		114,676	-
Units outstanding, beginning		-	-
Units outstanding, ending		114,676	-

* Date of Fund Inception into Variable Account: 11 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$142,586
Cost of units redeemed/account charges			(11)
Net investment income (loss)			(174)
Net realized gain (loss)			(11)
Realized gain distributions			12,161
Net change in unrealized appreciation (depreciation)			(19,103)
Net assets			$135,448

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	115	$135	1.25%	6.5%	12/31/2021	$1.18	0	$0	1.00%	6.7%	12/31/2021	$1.19	0	$0	0.75%	7.0%
12/31/2020	1.11	0	0	1.25%	11.0%	12/31/2020	1.11	0	0	1.00%	11.0%	12/31/2020	1.11	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	0	$0	0.50%	7.3%	12/31/2021	$1.19	0	$0	0.25%	7.5%	12/31/2021	$1.20	0	$0	0.00%	7.8%
12/31/2020	1.11	0	0	0.50%	11.1%	12/31/2020	1.11	0	0	0.25%	11.1%	12/31/2020	1.11	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Growth R6 Class - 06-4Y6 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.03	0	$0	1.25%	2.9%	12/31/2021	$1.03	0	$0	1.00%	3.1%	12/31/2021	$1.03	0	$0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.03	0	$0	0.50%	3.3%	12/31/2021	$1.03	0	$0	0.25%	3.4%	12/31/2021	$1.04	0	$0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Financial Services Fund Z Class - 06-457

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$412,557	$328,635	19,430
Receivables: investments sold	143
Payables: investments purchased	-
Net assets	$412,700

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$412,700	161,985	$2.55
Band 100	-	-	2.63
Band 75	-	-	2.71
Band 50	-	-	2.79
Band 25	-	-	2.87
Band 0	-	-	2.96
Total	$412,700	161,985

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,869
Mortality & expense charges			(5,038)
Net investment income (loss)			(3,169)

Gain (loss) on investments:
Net realized gain (loss)			7,750
Realized gain distributions			36,292
Net change in unrealized appreciation (depreciation)			45,767
Net gain (loss)			89,809

Increase (decrease) in net assets from operations			$86,640

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,169)	$10
Net realized gain (loss)		7,750	8,141
Realized gain distributions		36,292	-
Net change in unrealized appreciation (depreciation)		45,767	12,224

Increase (decrease) in net assets from operations		86,640	20,375

Contract owner transactions:
Proceeds from units sold		7,712	281,032
Cost of units redeemed		(25,109)	(133,930)
Account charges		-	(5)
Increase (decrease)		(17,397)	147,097
Net increase (decrease)		69,243	167,472
Net assets, beginning		343,457	175,985
Net assets, ending		$412,700	$343,457

Units sold		3,185	155,317
Units redeemed		(10,387)	(81,005)
Net increase (decrease)		(7,202)	74,312
Units outstanding, beginning		169,187	94,875
Units outstanding, ending		161,985	169,187

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,364,064
Cost of units redeemed/account charges			(1,123,337)
Net investment income (loss)			1,312
Net realized gain (loss)			(13,112)
Realized gain distributions			99,851
Net change in unrealized appreciation (depreciation)			83,922
Net assets			$412,700

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.55	162	$413	1.25%	25.5%	12/31/2021	$2.63	0	$0	1.00%	25.8%	12/31/2021	$2.71	0	$0	0.75%	26.1%
12/31/2020	2.03	169	343	1.25%	9.4%	12/31/2020	2.09	0	0	1.00%	9.7%	12/31/2020	2.15	0	0	0.75%	10.0%
12/31/2019	1.85	95	176	1.25%	32.1%	12/31/2019	1.90	0	0	1.00%	32.4%	12/31/2019	1.95	0	0	0.75%	32.7%
12/31/2018	1.40	95	133	1.25%	-14.6%	12/31/2018	1.44	0	0	1.00%	-14.4%	12/31/2018	1.47	0	0	0.75%	-14.2%
12/31/2017	1.65	95	156	1.25%	22.0%	12/31/2017	1.68	0	0	1.00%	22.3%	12/31/2017	1.71	0	0	0.75%	22.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.79	0	$0	0.50%	26.4%	12/31/2021	$2.87	0	$0	0.25%	26.8%	12/31/2021	$2.96	0	$0	0.00%	27.1%
12/31/2020	2.21	0	0	0.50%	10.3%	12/31/2020	2.27	0	0	0.25%	10.5%	12/31/2020	2.33	0	0	0.00%	10.8%
12/31/2019	2.00	0	0	0.50%	33.1%	12/31/2019	2.05	0	0	0.25%	33.4%	12/31/2019	2.10	0	0	0.00%	33.7%
12/31/2018	1.50	0	0	0.50%	-14.0%	12/31/2018	1.54	0	0	0.25%	-13.8%	12/31/2018	1.57	0	0	0.00%	-13.5%
12/31/2017	1.75	0	0	0.50%	22.9%	12/31/2017	1.78	0	0	0.25%	23.2%	12/31/2017	1.82	0	0	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.8%
2019	0.9%
2018	0.6%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund A Class - 06-531

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$284,470	$277,477	11,615
Receivables: investments sold	-
Payables: investments purchased	(246)
Net assets	$284,224

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$150,551	63,761	$2.36
Band 100	133,673	54,995	2.43
Band 75	-	-	2.50
Band 50	-	-	2.58
Band 25	-	-	2.65
Band 0	-	-	2.73
Total	$284,224	118,756

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,605
Mortality & expense charges			(3,463)
Net investment income (loss)			3,142

Gain (loss) on investments:
Net realized gain (loss)			12,972
Realized gain distributions			34,358
Net change in unrealized appreciation (depreciation)			21,485
Net gain (loss)			68,815

Increase (decrease) in net assets from operations			$71,957

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,142	$324
Net realized gain (loss)		12,972	(14,184)
Realized gain distributions		34,358	-
Net change in unrealized appreciation (depreciation)		21,485	(13,730)

Increase (decrease) in net assets from operations		71,957	(27,590)

Contract owner transactions:
Proceeds from units sold		33,645	24,889
Cost of units redeemed		(121,054)	(206,537)
Account charges		(117)	(72)
Increase (decrease)		(87,526)	(181,720)
Net increase (decrease)		(15,569)	(209,310)
Net assets, beginning		299,793	509,103
Net assets, ending		$284,224	$299,793

Units sold		15,309	14,098
Units redeemed		(54,986)	(109,176)
Net increase (decrease)		(39,677)	(95,078)
Units outstanding, beginning		158,433	253,511
Units outstanding, ending		118,756	158,433

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,447,707
Cost of units redeemed/account charges			(3,600,762)
Net investment income (loss)			106,281
Net realized gain (loss)			206,442
Realized gain distributions			117,563
Net change in unrealized appreciation (depreciation)			6,993
Net assets			$284,224

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.36	64	$151	1.25%	25.8%	12/31/2021	$2.43	55	$134	1.00%	26.1%	12/31/2021	$2.50	0	$0	0.75%	26.5%
12/31/2020	1.88	109	204	1.25%	-6.0%	12/31/2020	1.93	50	96	1.00%	-5.8%	12/31/2020	1.98	0	0	0.75%	-5.5%
12/31/2019	2.00	192	384	1.25%	22.5%	12/31/2019	2.05	61	125	1.00%	22.9%	12/31/2019	2.09	0	0	0.75%	23.2%
12/31/2018	1.63	259	423	1.25%	-6.4%	12/31/2018	1.66	57	95	1.00%	-6.2%	12/31/2018	1.70	0	0	0.75%	-6.0%
12/31/2017	1.74	362	631	1.25%	9.7%	12/31/2017	1.77	67	119	1.00%	10.0%	12/31/2017	1.81	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.58	0	$0	0.50%	26.8%	12/31/2021	$2.65	0	$0	0.25%	27.1%	12/31/2021	$2.73	0	$0	0.00%	27.4%
12/31/2020	2.03	0	0	0.50%	-5.3%	12/31/2020	2.09	0	0	0.25%	-5.1%	12/31/2020	2.14	0	0	0.00%	-4.8%
12/31/2019	2.15	0	0	0.50%	23.5%	12/31/2019	2.20	0	0	0.25%	23.8%	12/31/2019	2.25	0	0	0.00%	24.1%
12/31/2018	1.74	0	0	0.50%	-5.7%	12/31/2018	1.78	0	0	0.25%	-5.5%	12/31/2018	1.81	0	0	0.00%	-5.2%
12/31/2017	1.84	0	0	0.50%	10.5%	12/31/2017	1.88	0	0	0.25%	10.8%	12/31/2017	1.91	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	1.0%
2019	4.4%
2018	2.1%
2017	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Health Sciences Fund A Class - 06-458

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$957,021	$1,029,254	24,799
Receivables: investments sold	227
Payables: investments purchased	-
Net assets	$957,248

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$550,434	87,760	$6.27
Band 100	406,814	62,940	6.46
Band 75	-	-	6.66
Band 50	-	-	6.86
Band 25	-	-	7.07
Band 0	-	-	7.29
Total	$957,248	150,700

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(11,316)
Net investment income (loss)			(11,316)

Gain (loss) on investments:
Net realized gain (loss)			22,004
Realized gain distributions			253,629
Net change in unrealized appreciation (depreciation)			(220,505)
Net gain (loss)			55,128

Increase (decrease) in net assets from operations			$43,812

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,316)	$(11,022)
Net realized gain (loss)		22,004	34,507
Realized gain distributions		253,629	203,570
Net change in unrealized appreciation (depreciation)		(220,505)	90,395

Increase (decrease) in net assets from operations		43,812	317,450

Contract owner transactions:
Proceeds from units sold		18,362	100,333
Cost of units redeemed		(163,859)	(576,973)
Account charges		(157)	(269)
Increase (decrease)		(145,654)	(476,909)
Net increase (decrease)		(101,842)	(159,459)
Net assets, beginning		1,059,090	1,218,549
Net assets, ending		$957,248	$1,059,090

Units sold		3,007	21,756
Units redeemed		(27,004)	(128,820)
Net increase (decrease)		(23,997)	(107,064)
Units outstanding, beginning		174,697	281,761
Units outstanding, ending		150,700	174,697

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,365,743
Cost of units redeemed/account charges			(9,977,007)
Net investment income (loss)			(220,991)
Net realized gain (loss)			(89,097)
Realized gain distributions			1,950,833
Net change in unrealized appreciation (depreciation)			(72,233)
Net assets			$957,248

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.27	88	$550	1.25%	4.7%	12/31/2021	$6.46	63	$407	1.00%	5.0%	12/31/2021	$6.66	0	$0	0.75%	5.2%
12/31/2020	5.99	100	599	1.25%	39.5%	12/31/2020	6.16	75	460	1.00%	39.8%	12/31/2020	6.33	0	0	0.75%	40.2%
12/31/2019	4.30	205	882	1.25%	16.8%	12/31/2019	4.40	76	336	1.00%	17.1%	12/31/2019	4.52	0	0	0.75%	17.4%
12/31/2018	3.68	381	1,403	1.25%	-4.9%	12/31/2018	3.76	134	505	1.00%	-4.7%	12/31/2018	3.85	0	0	0.75%	-4.4%
12/31/2017	3.87	341	1,317	1.25%	29.4%	12/31/2017	3.95	193	763	1.00%	29.7%	12/31/2017	4.03	0	0	0.75%	30.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.86	0	$0	0.50%	5.5%	12/31/2021	$7.07	0	$0	0.25%	5.7%	12/31/2021	$7.29	0	$0	0.00%	6.0%
12/31/2020	6.51	0	0	0.50%	40.5%	12/31/2020	6.69	0	0	0.25%	40.9%	12/31/2020	6.88	0	0	0.00%	41.2%
12/31/2019	4.63	0	0	0.50%	17.7%	12/31/2019	4.75	0	0	0.25%	18.0%	12/31/2019	4.87	0	0	0.00%	18.2%
12/31/2018	3.94	0	0	0.50%	-4.2%	12/31/2018	4.03	0	0	0.25%	-3.9%	12/31/2018	4.12	0	0	0.00%	-3.7%
12/31/2017	4.11	0	0	0.50%	30.4%	12/31/2017	4.19	0	0	0.25%	30.7%	12/31/2017	4.28	0	0	0.00%	31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Health Sciences Fund Z Class - 06-459

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,094,122	$2,128,066	44,523
Receivables: investments sold	274
Payables: investments purchased	-
Net assets	$2,094,396

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,094,396	322,413	$6.50
Band 100	-	-	6.69
Band 75	-	-	6.90
Band 50	-	-	7.11
Band 25	-	-	7.33
Band 0	-	-	7.55
Total	$2,094,396	322,413

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(25,642)
Net investment income (loss)			(25,642)

Gain (loss) on investments:
Net realized gain (loss)			42,151
Realized gain distributions			476,039
Net change in unrealized appreciation (depreciation)			(395,647)
Net gain (loss)			122,543

Increase (decrease) in net assets from operations			$96,901

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,642)	$(21,296)
Net realized gain (loss)		42,151	88,694
Realized gain distributions		476,039	331,729
Net change in unrealized appreciation (depreciation)		(395,647)	200,003

Increase (decrease) in net assets from operations		96,901	599,130

Contract owner transactions:
Proceeds from units sold		249,027	231,057
Cost of units redeemed		(227,635)	(578,716)
Account charges		(171)	(248)
Increase (decrease)		21,221	(347,907)
Net increase (decrease)		118,122	251,223
Net assets, beginning		1,976,274	1,725,051
Net assets, ending		$2,094,396	$1,976,274

Units sold		38,596	50,547
Units redeemed		(35,532)	(121,200)
Net increase (decrease)		3,064	(70,653)
Units outstanding, beginning		319,349	390,002
Units outstanding, ending		322,413	319,349

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,388,172
Cost of units redeemed/account charges			(12,461,642)
Net investment income (loss)			(439,065)
Net realized gain (loss)			586,747
Realized gain distributions			3,054,128
Net change in unrealized appreciation (depreciation)			(33,944)
Net assets			$2,094,396

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.50	322	$2,094	1.25%	5.0%	12/31/2021	$6.69	0	$0	1.00%	5.2%	12/31/2021	$6.90	0	$0	0.75%	5.5%
12/31/2020	6.19	319	1,976	1.25%	39.9%	12/31/2020	6.36	0	0	1.00%	40.3%	12/31/2020	6.54	0	0	0.75%	40.6%
12/31/2019	4.42	390	1,725	1.25%	17.1%	12/31/2019	4.54	0	0	1.00%	17.4%	12/31/2019	4.65	0	0	0.75%	17.7%
12/31/2018	3.78	1,700	6,422	1.25%	-4.6%	12/31/2018	3.86	0	0	1.00%	-4.4%	12/31/2018	3.95	0	0	0.75%	-4.1%
12/31/2017	3.96	1,527	6,045	1.25%	29.8%	12/31/2017	4.04	0	0	1.00%	30.1%	12/31/2017	4.12	0	0	0.75%	30.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.11	0	$0	0.50%	5.8%	12/31/2021	$7.33	0	$0	0.25%	6.0%	12/31/2021	$7.55	0	$0	0.00%	6.3%
12/31/2020	6.72	0	0	0.50%	41.0%	12/31/2020	6.91	0	0	0.25%	41.3%	12/31/2020	7.10	0	0	0.00%	41.7%
12/31/2019	4.77	0	0	0.50%	18.0%	12/31/2019	4.89	0	0	0.25%	18.3%	12/31/2019	5.01	0	0	0.00%	18.6%
12/31/2018	4.04	0	0	0.50%	-3.9%	12/31/2018	4.13	0	0	0.25%	-3.6%	12/31/2018	4.23	0	0	0.00%	-3.4%
12/31/2017	4.21	0	0	0.50%	30.7%	12/31/2017	4.29	0	0	0.25%	31.1%	12/31/2017	4.38	0	0	0.00%	31.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Growth Opportunities Fund A Class - 06-938

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$670,718	$536,449	11,099
Receivables: investments sold	-
Payables: investments purchased	(20,167)
Net assets	$650,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$650,551	205,495	$3.17
Band 100	-	-	3.22
Band 75	-	-	3.28
Band 50	-	-	3.34
Band 25	-	-	3.39
Band 0	-	-	3.45
Total	$650,551	205,495

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,244)
Net investment income (loss)			(8,244)

Gain (loss) on investments:
Net realized gain (loss)			41,206
Realized gain distributions			58,440
Net change in unrealized appreciation (depreciation)			27,006
Net gain (loss)			126,652

Increase (decrease) in net assets from operations			$118,408

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,244)	$(4,750)
Net realized gain (loss)		41,206	11,485
Realized gain distributions		58,440	21,931
Net change in unrealized appreciation (depreciation)		27,006	103,332

Increase (decrease) in net assets from operations		118,408	131,998

Contract owner transactions:
Proceeds from units sold		61,706	979,815
Cost of units redeemed		(219,918)	(466,196)
Account charges		(241)	(168)
Increase (decrease)		(158,453)	513,451
Net increase (decrease)		(40,045)	645,449
Net assets, beginning		690,596	45,147
Net assets, ending		$650,551	$690,596

Units sold		20,784	456,270
Units redeemed		(79,250)	(215,896)
Net increase (decrease)		(58,466)	240,374
Units outstanding, beginning		263,961	23,587
Units outstanding, ending		205,495	263,961

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,091,889
Cost of units redeemed/account charges			(698,779)
Net investment income (loss)			(13,454)
Net realized gain (loss)			54,317
Realized gain distributions			82,309
Net change in unrealized appreciation (depreciation)			134,269
Net assets			$650,551

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.17	205	$651	1.25%	21.0%	12/31/2021	$3.22	0	$0	1.00%	21.3%	12/31/2021	$3.28	0	$0	0.75%	21.6%
12/31/2020	2.62	264	691	1.25%	36.7%	12/31/2020	2.66	0	0	1.00%	37.0%	12/31/2020	2.70	0	0	0.75%	37.4%
12/31/2019	1.91	24	45	1.25%	34.7%	12/31/2019	1.94	0	0	1.00%	35.1%	12/31/2019	1.96	0	0	0.75%	35.4%
12/31/2018	1.42	2	3	1.25%	1.0%	12/31/2018	1.43	0	0	1.00%	1.2%	12/31/2018	1.45	0	0	0.75%	1.5%
12/31/2017	1.41	2	2	1.25%	29.3%	12/31/2017	1.42	0	0	1.00%	29.7%	12/31/2017	1.43	0	0	0.75%	30.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.34	0	$0	0.50%	21.9%	12/31/2021	$3.39	0	$0	0.25%	22.2%	12/31/2021	$3.45	0	$0	0.00%	22.5%
12/31/2020	2.74	0	0	0.50%	37.7%	12/31/2020	2.78	0	0	0.25%	38.1%	12/31/2020	2.82	0	0	0.00%	38.4%
12/31/2019	1.99	0	0	0.50%	35.7%	12/31/2019	2.01	0	0	0.25%	36.1%	12/31/2019	2.04	0	0	0.00%	36.4%
12/31/2018	1.46	0	0	0.50%	1.7%	12/31/2018	1.48	0	0	0.25%	2.0%	12/31/2018	1.49	0	0	0.00%	2.3%
12/31/2017	1.44	0	0	0.50%	30.3%	12/31/2017	1.45	0	0	0.25%	30.6%	12/31/2017	1.46	0	0	0.00%	31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Diversified Income Trust R6 Class - 06-GNK (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-7.8%	12/31/2021	$1.00	0	$0	1.00%	-7.6%	12/31/2021	$1.01	0	$0	0.75%	-7.4%
12/31/2020	1.08	0	0	1.25%	-1.2%	12/31/2020	1.09	0	0	1.00%	-1.0%	12/31/2020	1.09	0	0	0.75%	-0.8%
12/31/2019	1.09	0	0	1.25%	11.4%	12/31/2019	1.10	0	0	1.00%	11.7%	12/31/2019	1.10	0	0	0.75%	12.0%
12/31/2018	0.98	0	0	1.25%	-2.3%	12/31/2018	0.98	0	0	1.00%	-2.0%	12/31/2018	0.98	0	0	0.75%	-1.8%
12/31/2017	1.00	0	0	1.25%	0.2%	12/31/2017	1.00	0	0	1.00%	0.2%	12/31/2017	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	-7.1%	12/31/2021	$1.03	0	$0	0.25%	-6.9%	12/31/2021	$1.04	0	$0	0.00%	-6.7%
12/31/2020	1.10	0	0	0.50%	-0.5%	12/31/2020	1.11	0	0	0.25%	-0.3%	12/31/2020	1.12	0	0	0.00%	0.0%
12/31/2019	1.11	0	0	0.50%	12.2%	12/31/2019	1.11	0	0	0.25%	12.5%	12/31/2019	1.12	0	0	0.00%	12.8%
12/31/2018	0.99	0	0	0.50%	-1.6%	12/31/2018	0.99	0	0	0.25%	-1.3%	12/31/2018	0.99	0	0	0.00%	-1.1%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.3%	12/31/2017	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Balanced Fund A Class - 06-GNM (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	1.25%	11.9%	12/31/2021	$1.34	0	$0	1.00%	12.2%	12/31/2021	$1.35	0	$0	0.75%	12.5%
12/31/2020	1.19	0	0	1.25%	11.1%	12/31/2020	1.20	0	0	1.00%	11.4%	12/31/2020	1.20	0	0	0.75%	11.6%
12/31/2019	1.07	0	0	1.25%	15.8%	12/31/2019	1.07	0	0	1.00%	16.1%	12/31/2019	1.08	0	0	0.75%	16.4%
12/31/2018	0.92	0	0	1.25%	-8.4%	12/31/2018	0.92	0	0	1.00%	-8.1%	12/31/2018	0.93	0	0	0.75%	-7.9%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.6%	12/31/2017	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	0.50%	12.8%	12/31/2021	$1.38	0	$0	0.25%	13.0%	12/31/2021	$1.40	0	$0	0.00%	13.3%
12/31/2020	1.21	0	0	0.50%	11.9%	12/31/2020	1.22	0	0	0.25%	12.2%	12/31/2020	1.23	0	0	0.00%	12.5%
12/31/2019	1.08	0	0	0.50%	16.7%	12/31/2019	1.09	0	0	0.25%	17.0%	12/31/2019	1.10	0	0	0.00%	17.3%
12/31/2018	0.93	0	0	0.50%	-7.7%	12/31/2018	0.93	0	0	0.25%	-7.4%	12/31/2018	0.93	0	0	0.00%	-7.2%
12/31/2017	1.01	0	0	0.50%	0.7%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$581,286	$528,626	34,464
Receivables: investments sold	125
Payables: investments purchased	-
Net assets	$581,411

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$581,411	431,502	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$581,411	431,502

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,084
Mortality & expense charges			(6,874)
Net investment income (loss)			210

Gain (loss) on investments:
Net realized gain (loss)			839
Realized gain distributions			54,772
Net change in unrealized appreciation (depreciation)			7,388
Net gain (loss)			62,999

Increase (decrease) in net assets from operations			$63,209

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$210	$2,682
Net realized gain (loss)		839	(1,544)
Realized gain distributions		54,772	2,839
Net change in unrealized appreciation (depreciation)		7,388	44,651

Increase (decrease) in net assets from operations		63,209	48,628

Contract owner transactions:
Proceeds from units sold		16,954	135,134
Cost of units redeemed		-	(151,094)
Account charges		(213)	(206)
Increase (decrease)		16,741	(16,166)
Net increase (decrease)		79,950	32,462
Net assets, beginning		501,461	468,999
Net assets, ending		$581,411	$501,461

Units sold		13,448	198,197
Units redeemed		(165)	(215,660)
Net increase (decrease)		13,283	(17,463)
Units outstanding, beginning		418,219	435,682
Units outstanding, ending		431,502	418,219

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$620,497
Cost of units redeemed/account charges			(151,528)
Net investment income (loss)			2,876
Net realized gain (loss)			(705)
Realized gain distributions			57,611
Net change in unrealized appreciation (depreciation)			52,660
Net assets			$581,411

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	432	$581	1.25%	12.4%	12/31/2021	$1.36	0	$0	1.00%	12.7%	12/31/2021	$1.37	0	$0	0.75%	12.9%
12/31/2020	1.20	418	501	1.25%	11.4%	12/31/2020	1.21	0	0	1.00%	11.7%	12/31/2020	1.22	0	0	0.75%	11.9%
12/31/2019	1.08	436	469	1.25%	16.3%	12/31/2019	1.08	0	0	1.00%	16.6%	12/31/2019	1.09	0	0	0.75%	16.9%
12/31/2018	0.93	0	0	1.25%	-8.0%	12/31/2018	0.93	0	0	1.00%	-7.8%	12/31/2018	0.93	0	0	0.75%	-7.6%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	0.50%	13.2%	12/31/2021	$1.40	0	$0	0.25%	13.5%	12/31/2021	$1.42	0	$0	0.00%	13.8%
12/31/2020	1.23	0	0	0.50%	12.2%	12/31/2020	1.24	0	0	0.25%	12.5%	12/31/2020	1.25	0	0	0.00%	12.8%
12/31/2019	1.09	0	0	0.50%	17.2%	12/31/2019	1.10	0	0	0.25%	17.5%	12/31/2019	1.10	0	0	0.00%	17.8%
12/31/2018	0.93	0	0	0.50%	-7.3%	12/31/2018	0.94	0	0	0.25%	-7.1%	12/31/2018	0.94	0	0	0.00%	-6.9%
12/31/2017	1.01	0	0	0.50%	0.7%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.8%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Balanced Fund Y Class - 06-GNP (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$30,699,247
Cost of units redeemed/account charges			(32,334,115)
Net investment income (loss)			100,335
Net realized gain (loss)			1,534,533
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	1.25%	12.3%	12/31/2021	$1.36	0	$0	1.00%	12.6%	12/31/2021	$1.37	0	$0	0.75%	12.8%
12/31/2020	1.20	0	0	1.25%	11.3%	12/31/2020	1.20	0	0	1.00%	11.6%	12/31/2020	1.21	0	0	0.75%	11.8%
12/31/2019	1.07	0	0	1.25%	16.2%	12/31/2019	1.08	0	0	1.00%	16.5%	12/31/2019	1.09	0	0	0.75%	16.8%
12/31/2018	0.92	0	0	1.25%	-8.1%	12/31/2018	0.93	0	0	1.00%	-7.9%	12/31/2018	0.93	0	0	0.75%	-7.7%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.6%	12/31/2017	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	0.50%	13.1%	12/31/2021	$1.40	0	$0	0.25%	13.4%	12/31/2021	$1.41	0	$0	0.00%	13.7%
12/31/2020	1.22	0	0	0.50%	12.1%	12/31/2020	1.23	0	0	0.25%	12.4%	12/31/2020	1.24	0	0	0.00%	12.7%
12/31/2019	1.09	0	0	0.50%	17.0%	12/31/2019	1.10	0	0	0.25%	17.3%	12/31/2019	1.10	0	0	0.00%	17.6%
12/31/2018	0.93	0	0	0.50%	-7.4%	12/31/2018	0.93	0	0	0.25%	-7.2%	12/31/2018	0.94	0	0	0.00%	-7.0%
12/31/2017	1.01	0	0	0.50%	0.7%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Conservative Fund A Class - 06-GNR (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,516
Cost of units redeemed/account charges			(2,541)
Net investment income (loss)			4
Net realized gain (loss)			21
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	0	$0	1.25%	4.3%	12/31/2021	$1.19	0	$0	1.00%	4.6%	12/31/2021	$1.21	0	$0	0.75%	4.9%
12/31/2020	1.13	0	0	1.25%	8.7%	12/31/2020	1.14	0	0	1.00%	8.9%	12/31/2020	1.15	0	0	0.75%	9.2%
12/31/2019	1.04	0	0	1.25%	10.4%	12/31/2019	1.05	0	0	1.00%	10.7%	12/31/2019	1.05	0	0	0.75%	11.0%
12/31/2018	0.94	0	0	1.25%	-6.0%	12/31/2018	0.95	0	0	1.00%	-5.7%	12/31/2018	0.95	0	0	0.75%	-5.5%
12/31/2017	1.00	0	0	1.25%	0.3%	12/31/2017	1.00	0	0	1.00%	0.3%	12/31/2017	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	0.50%	5.1%	12/31/2021	$1.23	0	$0	0.25%	5.4%	12/31/2021	$1.24	0	$0	0.00%	5.6%
12/31/2020	1.16	0	0	0.50%	9.5%	12/31/2020	1.17	0	0	0.25%	9.8%	12/31/2020	1.18	0	0	0.00%	10.0%
12/31/2019	1.06	0	0	0.50%	11.3%	12/31/2019	1.06	0	0	0.25%	11.5%	12/31/2019	1.07	0	0	0.00%	11.8%
12/31/2018	0.95	0	0	0.50%	-5.3%	12/31/2018	0.95	0	0	0.25%	-5.0%	12/31/2018	0.96	0	0	0.00%	-4.8%
12/31/2017	1.00	0	0	0.50%	0.4%	12/31/2017	1.00	0	0	0.25%	0.4%	12/31/2017	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,267	$12,832	1,135
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$13,275

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,275	11,088	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$13,275	11,088

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$215
Mortality & expense charges			(163)
Net investment income (loss)			52

Gain (loss) on investments:
Net realized gain (loss)			15
Realized gain distributions			381
Net change in unrealized appreciation (depreciation)			136
Net gain (loss)			532

Increase (decrease) in net assets from operations			$584

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$52	$26
Net realized gain (loss)		15	7
Realized gain distributions		381	263
Net change in unrealized appreciation (depreciation)		136	299

Increase (decrease) in net assets from operations		584	595

Contract owner transactions:
Proceeds from units sold		106	13,269
Cost of units redeemed		(380)	(893)
Account charges		(2)	(4)
Increase (decrease)		(276)	12,372
Net increase (decrease)		308	12,967
Net assets, beginning		12,967	-
Net assets, ending		$13,275	$12,967

Units sold		90	14,773
Units redeemed		(336)	(3,439)
Net increase (decrease)		(246)	11,334
Units outstanding, beginning		11,334	-
Units outstanding, ending		11,088	11,334

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,375
Cost of units redeemed/account charges			(1,279)
Net investment income (loss)			78
Net realized gain (loss)			22
Realized gain distributions			644
Net change in unrealized appreciation (depreciation)			435
Net assets			$13,275

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	11	$13	1.25%	4.6%	12/31/2021	$1.21	0	$0	1.00%	4.9%	12/31/2021	$1.22	0	$0	0.75%	5.2%
12/31/2020	1.14	11	13	1.25%	9.1%	12/31/2020	1.15	0	0	1.00%	9.4%	12/31/2020	1.16	0	0	0.75%	9.6%
12/31/2019	1.05	0	0	1.25%	10.9%	12/31/2019	1.05	0	0	1.00%	11.1%	12/31/2019	1.06	0	0	0.75%	11.4%
12/31/2018	0.95	0	0	1.25%	-5.6%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.2%
12/31/2017	1.00	0	0	1.25%	0.3%	12/31/2017	1.00	0	0	1.00%	0.3%	12/31/2017	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	0.50%	5.4%	12/31/2021	$1.25	0	$0	0.25%	5.7%	12/31/2021	$1.26	0	$0	0.00%	6.0%
12/31/2020	1.17	0	0	0.50%	9.9%	12/31/2020	1.18	0	0	0.25%	10.2%	12/31/2020	1.19	0	0	0.00%	10.5%
12/31/2019	1.06	0	0	0.50%	11.7%	12/31/2019	1.07	0	0	0.25%	12.0%	12/31/2019	1.08	0	0	0.00%	12.2%
12/31/2018	0.95	0	0	0.50%	-4.9%	12/31/2018	0.96	0	0	0.25%	-4.7%	12/31/2018	0.96	0	0	0.00%	-4.4%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.3%	12/31/2017	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.5%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Conservative Fund Y Class - 06-GNV (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$266,410
Cost of units redeemed/account charges			(276,771)
Net investment income (loss)			1,082
Net realized gain (loss)			9,279
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	0	$0	1.25%	4.6%	12/31/2021	$1.21	0	$0	1.00%	4.9%	12/31/2021	$1.22	0	$0	0.75%	5.2%
12/31/2020	1.14	0	0	1.25%	9.0%	12/31/2020	1.15	0	0	1.00%	9.3%	12/31/2020	1.16	0	0	0.75%	9.5%
12/31/2019	1.05	0	0	1.25%	10.6%	12/31/2019	1.05	0	0	1.00%	10.9%	12/31/2019	1.06	0	0	0.75%	11.2%
12/31/2018	0.95	0	0	1.25%	-5.7%	12/31/2018	0.95	0	0	1.00%	-5.5%	12/31/2018	0.95	0	0	0.75%	-5.3%
12/31/2017	1.00	0	0	1.25%	0.3%	12/31/2017	1.00	0	0	1.00%	0.3%	12/31/2017	1.00	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	0.50%	5.4%	12/31/2021	$1.24	0	$0	0.25%	5.7%	12/31/2021	$1.26	0	$0	0.00%	6.0%
12/31/2020	1.17	0	0	0.50%	9.8%	12/31/2020	1.18	0	0	0.25%	10.1%	12/31/2020	1.18	0	0	0.00%	10.4%
12/31/2019	1.06	0	0	0.50%	11.5%	12/31/2019	1.07	0	0	0.25%	11.7%	12/31/2019	1.07	0	0	0.00%	12.0%
12/31/2018	0.95	0	0	0.50%	-5.0%	12/31/2018	0.96	0	0	0.25%	-4.8%	12/31/2018	0.96	0	0	0.00%	-4.5%
12/31/2017	1.00	0	0	0.50%	0.4%	12/31/2017	1.00	0	0	0.25%	0.4%	12/31/2017	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$531	$565	26
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$514

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$514	367	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$514	367

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6
Mortality & expense charges			(2)
Net investment income (loss)			4

Gain (loss) on investments:
Net realized gain (loss)			4,623
Realized gain distributions			61
Net change in unrealized appreciation (depreciation)			(3,065)
Net gain (loss)			1,619

Increase (decrease) in net assets from operations			$1,623

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4	$79
Net realized gain (loss)		4,623	(2)
Realized gain distributions		61	-
Net change in unrealized appreciation (depreciation)		(3,065)	2,044

Increase (decrease) in net assets from operations		1,623	2,121

Contract owner transactions:
Proceeds from units sold		420	96
Cost of units redeemed		(18,494)	(77)
Account charges		(2)	-
Increase (decrease)		(18,076)	19
Net increase (decrease)		(16,453)	2,140
Net assets, beginning		16,967	14,827
Net assets, ending		$514	$16,967

Units sold		314	83
Units redeemed		(13,402)	(77)
Net increase (decrease)		(13,088)	6
Units outstanding, beginning		13,455	13,449
Units outstanding, ending		367	13,455

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,129
Cost of units redeemed/account charges			(18,573)
Net investment income (loss)			310
Net realized gain (loss)			4,621
Realized gain distributions			61
Net change in unrealized appreciation (depreciation)			(34)
Net assets			$514

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$1	1.25%	15.3%	12/31/2021	$1.41	0	$0	1.00%	15.6%	12/31/2021	$1.43	0	$0	0.75%	15.9%
12/31/2020	1.21	0	0	1.25%	13.0%	12/31/2020	1.22	0	0	1.00%	13.3%	12/31/2020	1.23	0	0	0.75%	13.5%
12/31/2019	1.07	0	0	1.25%	19.3%	12/31/2019	1.08	0	0	1.00%	19.6%	12/31/2019	1.09	0	0	0.75%	19.9%
12/31/2018	0.90	0	0	1.25%	-10.8%	12/31/2018	0.90	0	0	1.00%	-10.6%	12/31/2018	0.91	0	0	0.75%	-10.4%
12/31/2017	1.01	0	0	1.25%	1.0%	12/31/2017	1.01	0	0	1.00%	1.0%	12/31/2017	1.01	0	0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	16.2%	12/31/2021	$1.46	0	$0	0.25%	16.5%	12/31/2021	$1.47	0	$0	0.00%	16.8%
12/31/2020	1.24	0	0	0.50%	13.8%	12/31/2020	1.25	0	0	0.25%	14.1%	12/31/2020	1.26	13	17	0.00%	14.4%
12/31/2019	1.09	0	0	0.50%	20.2%	12/31/2019	1.10	0	0	0.25%	20.5%	12/31/2019	1.10	13	15	0.00%	20.8%
12/31/2018	0.91	0	0	0.50%	-10.2%	12/31/2018	0.91	0	0	0.25%	-9.9%	12/31/2018	0.91	0	0	0.00%	-9.7%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.5%
2019	3.1%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,073	$8,645	433
Receivables: investments sold	355
Payables: investments purchased	-
Net assets	$8,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,428	5,932	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$8,428	5,932

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$121
Mortality & expense charges			(49)
Net investment income (loss)			72

Gain (loss) on investments:
Net realized gain (loss)			237
Realized gain distributions			873
Net change in unrealized appreciation (depreciation)			(818)
Net gain (loss)			292

Increase (decrease) in net assets from operations			$364

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$72	$(56)
Net realized gain (loss)		237	974
Realized gain distributions		873	-
Net change in unrealized appreciation (depreciation)		(818)	(204)

Increase (decrease) in net assets from operations		364	714

Contract owner transactions:
Proceeds from units sold		8,364	8,531
Cost of units redeemed		(4,031)	(14,468)
Account charges		-	-
Increase (decrease)		4,333	(5,937)
Net increase (decrease)		4,697	(5,223)
Net assets, beginning		3,731	8,954
Net assets, ending		$8,428	$3,731

Units sold		6,183	8,105
Units redeemed		(3,290)	(13,332)
Net increase (decrease)		2,893	(5,227)
Units outstanding, beginning		3,039	8,266
Units outstanding, ending		5,932	3,039

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$32,686
Cost of units redeemed/account charges			(25,864)
Net investment income (loss)			174
Net realized gain (loss)			632
Realized gain distributions			1,372
Net change in unrealized appreciation (depreciation)			(572)
Net assets			$8,428

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	6	$8	1.25%	15.7%	12/31/2021	$1.44	0	$0	1.00%	16.0%	12/31/2021	$1.45	0	$0	0.75%	16.3%
12/31/2020	1.23	3	4	1.25%	13.3%	12/31/2020	1.24	0	0	1.00%	13.6%	12/31/2020	1.25	0	0	0.75%	13.9%
12/31/2019	1.08	8	9	1.25%	19.7%	12/31/2019	1.09	0	0	1.00%	20.0%	12/31/2019	1.09	0	0	0.75%	20.3%
12/31/2018	0.90	7	7	1.25%	-10.5%	12/31/2018	0.91	0	0	1.00%	-10.2%	12/31/2018	0.91	0	0	0.75%	-10.0%
12/31/2017	1.01	0	0	1.25%	1.0%	12/31/2017	1.01	0	0	1.00%	1.1%	12/31/2017	1.01	0	0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	0.50%	16.6%	12/31/2021	$1.48	0	$0	0.25%	16.9%	12/31/2021	$1.49	0	$0	0.00%	17.2%
12/31/2020	1.26	0	0	0.50%	14.2%	12/31/2020	1.27	0	0	0.25%	14.5%	12/31/2020	1.28	0	0	0.00%	14.8%
12/31/2019	1.10	0	0	0.50%	20.6%	12/31/2019	1.11	0	0	0.25%	20.9%	12/31/2019	1.11	0	0	0.00%	21.2%
12/31/2018	0.91	0	0	0.50%	-9.8%	12/31/2018	0.91	0	0	0.25%	-9.6%	12/31/2018	0.92	0	0	0.00%	-9.3%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	0.4%
2019	2.0%
2018	2.9%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Growth Fund Y Class - 06-GNY (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$149
Cost of units redeemed/account charges			(151)
Net investment income (loss)			-
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	1.25%	15.6%	12/31/2021	$1.43	0	$0	1.00%	15.9%	12/31/2021	$1.44	0	$0	0.75%	16.2%
12/31/2020	1.22	0	0	1.25%	13.2%	12/31/2020	1.23	0	0	1.00%	13.5%	12/31/2020	1.24	0	0	0.75%	13.8%
12/31/2019	1.08	0	0	1.25%	19.5%	12/31/2019	1.09	0	0	1.00%	19.8%	12/31/2019	1.09	0	0	0.75%	20.1%
12/31/2018	0.90	0	0	1.25%	-10.5%	12/31/2018	0.91	0	0	1.00%	-10.3%	12/31/2018	0.91	0	0	0.75%	-10.1%
12/31/2017	1.01	0	0	1.25%	1.0%	12/31/2017	1.01	0	0	1.00%	1.0%	12/31/2017	1.01	0	0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	0.50%	16.5%	12/31/2021	$1.47	0	$0	0.25%	16.8%	12/31/2021	$1.49	0	$0	0.00%	17.1%
12/31/2020	1.25	0	0	0.50%	14.1%	12/31/2020	1.26	0	0	0.25%	14.4%	12/31/2020	1.27	0	0	0.00%	14.7%
12/31/2019	1.10	0	0	0.50%	20.4%	12/31/2019	1.10	0	0	0.25%	20.7%	12/31/2019	1.11	0	0	0.00%	21.0%
12/31/2018	0.91	0	0	0.50%	-9.9%	12/31/2018	0.91	0	0	0.25%	-9.6%	12/31/2018	0.92	0	0	0.00%	-9.4%
12/31/2017	1.01	0	0	0.50%	1.0%	12/31/2017	1.01	0	0	0.25%	1.0%	12/31/2017	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Equity Income Fund A Class - 06-FCG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$673,784	$602,176	21,691
Receivables: investments sold	1,691
Payables: investments purchased	-
Net assets	$675,475

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$675,475	392,565	$1.72
Band 100	-	-	1.74
Band 75	-	-	1.76
Band 50	-	-	1.78
Band 25	-	-	1.80
Band 0	-	-	1.83
Total	$675,475	392,565

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,682
Mortality & expense charges			(9,388)
Net investment income (loss)			(706)

Gain (loss) on investments:
Net realized gain (loss)			170,614
Realized gain distributions			37,420
Net change in unrealized appreciation (depreciation)			(35,952)
Net gain (loss)			172,082

Increase (decrease) in net assets from operations			$171,376

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(706)	$2,496
Net realized gain (loss)		170,614	30,058
Realized gain distributions		37,420	30,863
Net change in unrealized appreciation (depreciation)		(35,952)	(26,327)

Increase (decrease) in net assets from operations		171,376	37,090

Contract owner transactions:
Proceeds from units sold		377,641	135,181
Cost of units redeemed		(597,779)	(238,058)
Account charges		(133)	(37)
Increase (decrease)		(220,271)	(102,914)
Net increase (decrease)		(48,895)	(65,824)
Net assets, beginning		724,370	790,194
Net assets, ending		$675,475	$724,370

Units sold		234,174	119,750
Units redeemed		(368,952)	(193,666)
Net increase (decrease)		(134,778)	(73,916)
Units outstanding, beginning		527,343	601,259
Units outstanding, ending		392,565	527,343

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,789,420
Cost of units redeemed/account charges			(1,449,904)
Net investment income (loss)			4,056
Net realized gain (loss)			161,255
Realized gain distributions			99,040
Net change in unrealized appreciation (depreciation)			71,608
Net assets			$675,475

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.72	393	$675	1.25%	25.3%	12/31/2021	$1.74	0	$0	1.00%	25.6%	12/31/2021	$1.76	0	$0	0.75%	25.9%
12/31/2020	1.37	527	724	1.25%	4.5%	12/31/2020	1.39	0	0	1.00%	4.8%	12/31/2020	1.40	0	0	0.75%	5.0%
12/31/2019	1.31	601	790	1.25%	28.3%	12/31/2019	1.32	0	0	1.00%	28.6%	12/31/2019	1.33	0	0	0.75%	29.0%
12/31/2018	1.02	292	299	1.25%	-9.5%	12/31/2018	1.03	0	0	1.00%	-9.3%	12/31/2018	1.03	0	0	0.75%	-9.0%
12/31/2017	1.13	0	0	1.25%	13.2%	12/31/2017	1.13	0	0	1.00%	13.4%	12/31/2017	1.14	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	0	$0	0.50%	26.2%	12/31/2021	$1.80	0	$0	0.25%	26.5%	12/31/2021	$1.83	0	$0	0.00%	26.8%
12/31/2020	1.41	0	0	0.50%	5.3%	12/31/2020	1.43	0	0	0.25%	5.6%	12/31/2020	1.44	0	0	0.00%	5.8%
12/31/2019	1.34	0	0	0.50%	29.3%	12/31/2019	1.35	0	0	0.25%	29.6%	12/31/2019	1.36	0	0	0.00%	29.9%
12/31/2018	1.04	0	0	0.50%	-8.8%	12/31/2018	1.04	0	0	0.25%	-8.6%	12/31/2018	1.05	0	0	0.00%	-8.3%
12/31/2017	1.14	0	0	0.50%	13.8%	12/31/2017	1.14	0	0	0.25%	14.0%	12/31/2017	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.4%
2019	2.0%
2018	3.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Equity Income Fund Y Class - 06-FCF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,727,616	$1,408,754	55,567
Receivables: investments sold	3,324
Payables: investments purchased	-
Net assets	$1,730,940

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,730,940	993,847	$1.74
Band 100	-	-	1.76
Band 75	-	-	1.78
Band 50	-	-	1.81
Band 25	-	-	1.83
Band 0	-	-	1.85
Total	$1,730,940	993,847

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$20,043
Mortality & expense charges			(17,698)
Net investment income (loss)			2,345

Gain (loss) on investments:
Net realized gain (loss)			47,591
Realized gain distributions			84,768
Net change in unrealized appreciation (depreciation)			183,697
Net gain (loss)			316,056

Increase (decrease) in net assets from operations			$318,401

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,345	$6,781
Net realized gain (loss)		47,591	(34,331)
Realized gain distributions		84,768	55,886
Net change in unrealized appreciation (depreciation)		183,697	(33,572)

Increase (decrease) in net assets from operations		318,401	(5,236)

Contract owner transactions:
Proceeds from units sold		325,661	169,637
Cost of units redeemed		(229,111)	(469,111)
Account charges		(60)	(91)
Increase (decrease)		96,490	(299,565)
Net increase (decrease)		414,891	(304,801)
Net assets, beginning		1,316,049	1,620,850
Net assets, ending		$1,730,940	$1,316,049

Units sold		193,326	155,789
Units redeemed		(148,569)	(431,169)
Net increase (decrease)		44,757	(275,380)
Units outstanding, beginning		949,090	1,224,470
Units outstanding, ending		993,847	949,090

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,969,807
Cost of units redeemed/account charges			(778,745)
Net investment income (loss)			15,716
Net realized gain (loss)			25,928
Realized gain distributions			179,372
Net change in unrealized appreciation (depreciation)			318,862
Net assets			$1,730,940

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	994	$1,731	1.25%	25.6%	12/31/2021	$1.76	0	$0	1.00%	25.9%	12/31/2021	$1.78	0	$0	0.75%	26.2%
12/31/2020	1.39	949	1,316	1.25%	4.8%	12/31/2020	1.40	0	0	1.00%	5.0%	12/31/2020	1.41	0	0	0.75%	5.3%
12/31/2019	1.32	1,224	1,621	1.25%	28.6%	12/31/2019	1.33	0	0	1.00%	28.9%	12/31/2019	1.34	0	0	0.75%	29.3%
12/31/2018	1.03	0	0	1.25%	-9.2%	12/31/2018	1.03	0	0	1.00%	-9.0%	12/31/2018	1.04	0	0	0.75%	-8.7%
12/31/2017	1.13	0	0	1.25%	13.3%	12/31/2017	1.14	0	0	1.00%	13.6%	12/31/2017	1.14	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.81	0	$0	0.50%	26.5%	12/31/2021	$1.83	0	$0	0.25%	26.9%	12/31/2021	$1.85	0	$0	0.00%	27.2%
12/31/2020	1.43	0	0	0.50%	5.5%	12/31/2020	1.44	0	0	0.25%	5.8%	12/31/2020	1.45	0	0	0.00%	6.1%
12/31/2019	1.35	0	0	0.50%	29.6%	12/31/2019	1.36	0	0	0.25%	29.9%	12/31/2019	1.37	0	0	0.00%	30.2%
12/31/2018	1.04	0	0	0.50%	-8.5%	12/31/2018	1.05	0	0	0.25%	-8.3%	12/31/2018	1.05	0	0	0.00%	-8.1%
12/31/2017	1.14	0	0	0.50%	14.0%	12/31/2017	1.14	0	0	0.25%	14.2%	12/31/2017	1.14	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.6%
2019	1.8%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Growth Opportunities Fund R6 Class - 06-GCG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,734,472	$2,068,403	43,203
Receivables: investments sold	-
Payables: investments purchased	(19,565)
Net assets	$2,714,907

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,714,907	1,065,785	$2.55
Band 100	-	-	2.58
Band 75	-	-	2.61
Band 50	-	-	2.64
Band 25	-	-	2.67
Band 0	-	-	2.70
Total	$2,714,907	1,065,785

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(28,683)
Net investment income (loss)			(28,683)

Gain (loss) on investments:
Net realized gain (loss)			58,849
Realized gain distributions			212,022
Net change in unrealized appreciation (depreciation)			206,270
Net gain (loss)			477,141

Increase (decrease) in net assets from operations			$448,458

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(28,683)	$(19,792)
Net realized gain (loss)		58,849	77,376
Realized gain distributions		212,022	55,285
Net change in unrealized appreciation (depreciation)		206,270	377,679

Increase (decrease) in net assets from operations		448,458	490,548

Contract owner transactions:
Proceeds from units sold		588,996	338,807
Cost of units redeemed		(195,642)	(412,226)
Account charges		(8,944)	(6,080)
Increase (decrease)		384,410	(79,499)
Net increase (decrease)		832,868	411,049
Net assets, beginning		1,882,039	1,470,990
Net assets, ending		$2,714,907	$1,882,039

Units sold		256,675	184,432
Units redeemed		(88,011)	(249,124)
Net increase (decrease)		168,664	(64,692)
Units outstanding, beginning		897,121	961,813
Units outstanding, ending		1,065,785	897,121

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,418,336
Cost of units redeemed/account charges			(758,399)
Net investment income (loss)			(54,942)
Net realized gain (loss)			148,834
Realized gain distributions			295,009
Net change in unrealized appreciation (depreciation)			666,069
Net assets			$2,714,907

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.55	1,066	$2,715	1.25%	21.4%	12/31/2021	$2.58	0	$0	1.00%	21.7%	12/31/2021	$2.61	0	$0	0.75%	22.0%
12/31/2020	2.10	897	1,882	1.25%	37.2%	12/31/2020	2.12	0	0	1.00%	37.5%	12/31/2020	2.14	0	0	0.75%	37.9%
12/31/2019	1.53	962	1,471	1.25%	35.2%	12/31/2019	1.54	0	0	1.00%	35.5%	12/31/2019	1.55	0	0	0.75%	35.9%
12/31/2018	1.13	219	248	1.25%	1.4%	12/31/2018	1.14	0	0	1.00%	1.7%	12/31/2018	1.14	0	0	0.75%	1.9%
12/31/2017	1.12	0	0	1.25%	11.5%	12/31/2017	1.12	0	0	1.00%	11.7%	12/31/2017	1.12	0	0	0.75%	11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.64	0	$0	0.50%	22.3%	12/31/2021	$2.67	0	$0	0.25%	22.6%	12/31/2021	$2.70	0	$0	0.00%	23.0%
12/31/2020	2.15	0	0	0.50%	38.2%	12/31/2020	2.17	0	0	0.25%	38.5%	12/31/2020	2.19	0	0	0.00%	38.9%
12/31/2019	1.56	0	0	0.50%	36.2%	12/31/2019	1.57	0	0	0.25%	36.6%	12/31/2019	1.58	0	0	0.00%	36.9%
12/31/2018	1.14	0	0	0.50%	2.2%	12/31/2018	1.15	0	0	0.25%	2.4%	12/31/2018	1.15	0	0	0.00%	2.7%
12/31/2017	1.12	0	0	0.50%	12.0%	12/31/2017	1.12	0	0	0.25%	12.1%	12/31/2017	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.8%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Equity Income Fund R6 Class - 06-36H

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,443,707	$1,291,582	46,321
Receivables: investments sold	-
Payables: investments purchased	(329)
Net assets	$1,443,378

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,443,378	932,183	$1.55
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.62
Total	$1,443,378	932,183

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16,447
Mortality & expense charges			(13,419)
Net investment income (loss)			3,028

Gain (loss) on investments:
Net realized gain (loss)			31,519
Realized gain distributions			79,941
Net change in unrealized appreciation (depreciation)			114,489
Net gain (loss)			225,949

Increase (decrease) in net assets from operations			$228,977

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,028	$5,533
Net realized gain (loss)		31,519	(1,205)
Realized gain distributions		79,941	35,852
Net change in unrealized appreciation (depreciation)		114,489	3,292

Increase (decrease) in net assets from operations		228,977	43,472

Contract owner transactions:
Proceeds from units sold		568,856	243,149
Cost of units redeemed		(195,718)	(56,953)
Account charges		(2,678)	(2,081)
Increase (decrease)		370,460	184,115
Net increase (decrease)		599,437	227,587
Net assets, beginning		843,941	616,354
Net assets, ending		$1,443,378	$843,941

Units sold		385,820	216,742
Units redeemed		(139,002)	(56,280)
Net increase (decrease)		246,818	160,462
Units outstanding, beginning		685,365	524,903
Units outstanding, ending		932,183	685,365

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,602,217
Cost of units redeemed/account charges			(483,217)
Net investment income (loss)			11,115
Net realized gain (loss)			30,758
Realized gain distributions			130,380
Net change in unrealized appreciation (depreciation)			152,125
Net assets			$1,443,378

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	932	$1,443	1.25%	25.7%	12/31/2021	$1.56	0	$0	1.00%	26.1%	12/31/2021	$1.58	0	$0	0.75%	26.4%
12/31/2020	1.23	685	844	1.25%	4.9%	12/31/2020	1.24	0	0	1.00%	5.1%	12/31/2020	1.25	0	0	0.75%	5.4%
12/31/2019	1.17	525	616	1.25%	28.8%	12/31/2019	1.18	0	0	1.00%	29.1%	12/31/2019	1.18	0	0	0.75%	29.4%
12/31/2018	0.91	0	0	1.25%	-8.8%	12/31/2018	0.91	0	0	1.00%	-8.6%	12/31/2018	0.92	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	0	$0	0.50%	26.7%	12/31/2021	$1.61	0	$0	0.25%	27.0%	12/31/2021	$1.62	0	$0	0.00%	27.3%
12/31/2020	1.26	0	0	0.50%	5.7%	12/31/2020	1.26	0	0	0.25%	5.9%	12/31/2020	1.27	0	0	0.00%	6.2%
12/31/2019	1.19	0	0	0.50%	29.7%	12/31/2019	1.19	0	0	0.25%	30.1%	12/31/2019	1.20	0	0	0.00%	30.4%
12/31/2018	0.92	0	0	0.50%	-8.3%	12/31/2018	0.92	0	0	0.25%	-8.2%	12/31/2018	0.92	0	0	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	2.0%
2019	1.8%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Sustainable Leaders Fund R6 Class - 06-3XG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,689	$6,490	46
Receivables: investments sold	-
Payables: investments purchased	(341)
Net assets	$6,348

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,348	3,562	$1.78
Band 100	-	-	1.79
Band 75	-	-	1.81
Band 50	-	-	1.82
Band 25	-	-	1.83
Band 0	-	-	1.84
Total	$6,348	3,562

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$44
Mortality & expense charges			(77)
Net investment income (loss)			(33)

Gain (loss) on investments:
Net realized gain (loss)			654
Realized gain distributions			593
Net change in unrealized appreciation (depreciation)			(121)
Net gain (loss)			1,126

Increase (decrease) in net assets from operations			$1,093

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(33)	$14
Net realized gain (loss)		654	3
Realized gain distributions		593	350
Net change in unrealized appreciation (depreciation)		(121)	320

Increase (decrease) in net assets from operations		1,093	687

Contract owner transactions:
Proceeds from units sold		2,654	5,143
Cost of units redeemed		(2,398)	(782)
Account charges		(48)	(1)
Increase (decrease)		208	4,360
Net increase (decrease)		1,301	5,047
Net assets, beginning		5,047	-
Net assets, ending		$6,348	$5,047

Units sold		1,564	4,000
Units redeemed		(1,461)	(541)
Net increase (decrease)		103	3,459
Units outstanding, beginning		3,459	-
Units outstanding, ending		3,562	3,459

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,797
Cost of units redeemed/account charges			(3,229)
Net investment income (loss)			(19)
Net realized gain (loss)			657
Realized gain distributions			943
Net change in unrealized appreciation (depreciation)			199
Net assets			$6,348

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	4	$6	1.25%	22.1%	12/31/2021	$1.79	0	$0	1.00%	22.4%	12/31/2021	$1.81	0	$0	0.75%	22.7%
12/31/2020	1.46	3	5	1.25%	27.4%	12/31/2020	1.47	0	0	1.00%	27.7%	12/31/2020	1.47	0	0	0.75%	28.0%
12/31/2019	1.15	0	0	1.25%	14.6%	12/31/2019	1.15	0	0	1.00%	14.7%	12/31/2019	1.15	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	0	$0	0.50%	23.1%	12/31/2021	$1.83	0	$0	0.25%	23.4%	12/31/2021	$1.84	0	$0	0.00%	23.7%
12/31/2020	1.48	0	0	0.50%	28.3%	12/31/2020	1.48	0	0	0.25%	28.6%	12/31/2020	1.49	0	0	0.00%	29.0%
12/31/2019	1.15	0	0	0.50%	15.1%	12/31/2019	1.15	0	0	0.25%	15.3%	12/31/2019	1.15	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	1.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Sustainable Future Fund R6 Class - 06-3XC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,448	$8,593	321
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$7,453

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,453	4,257	$1.75
Band 100	-	-	1.76
Band 75	-	-	1.77
Band 50	-	-	1.79
Band 25	-	-	1.80
Band 0	-	-	1.81
Total	$7,453	4,257

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(107)
Net investment income (loss)			(107)

Gain (loss) on investments:
Net realized gain (loss)			(943)
Realized gain distributions			938
Net change in unrealized appreciation (depreciation)			(1,145)
Net gain (loss)			(1,150)

Increase (decrease) in net assets from operations			$(1,257)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(107)	$(30)
Net realized gain (loss)		(943)	1,112
Realized gain distributions		938	-
Net change in unrealized appreciation (depreciation)		(1,145)	(73)

Increase (decrease) in net assets from operations		(1,257)	1,009

Contract owner transactions:
Proceeds from units sold		37,072	240
Cost of units redeemed		(28,362)	(3,515)
Account charges		-	(4)
Increase (decrease)		8,710	(3,279)
Net increase (decrease)		7,453	(2,270)
Net assets, beginning		-	2,270
Net assets, ending		$7,453	$-

Units sold		20,785	206
Units redeemed		(16,528)	(2,263)
Net increase (decrease)		4,257	(2,057)
Units outstanding, beginning		-	2,057
Units outstanding, ending		4,257	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$39,516
Cost of units redeemed/account charges			(31,952)
Net investment income (loss)			(132)
Net realized gain (loss)			169
Realized gain distributions			997
Net change in unrealized appreciation (depreciation)			(1,145)
Net assets			$7,453

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	4	$7	1.25%	4.8%	12/31/2021	$1.76	0	$0	1.00%	5.1%	12/31/2021	$1.77	0	$0	0.75%	5.3%
12/31/2020	1.67	0	0	1.25%	51.4%	12/31/2020	1.68	0	0	1.00%	51.8%	12/31/2020	1.68	0	0	0.75%	52.1%
12/31/2019	1.10	2	2	1.25%	10.4%	12/31/2019	1.11	0	0	1.00%	10.5%	12/31/2019	1.11	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	0	$0	0.50%	5.6%	12/31/2021	$1.80	0	$0	0.25%	5.8%	12/31/2021	$1.81	0	$0	0.00%	6.1%
12/31/2020	1.69	0	0	0.50%	52.5%	12/31/2020	1.70	0	0	0.25%	52.9%	12/31/2020	1.70	0	0	0.00%	53.3%
12/31/2019	1.11	0	0	0.50%	10.9%	12/31/2019	1.11	0	0	0.25%	11.0%	12/31/2019	1.11	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Diversified Income Trust Y Class - 06-897

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$25
Net realized gain (loss)		-	(259)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(84)

Increase (decrease) in net assets from operations		-	(318)

Contract owner transactions:
Proceeds from units sold		-	5
Cost of units redeemed		-	(2,825)
Account charges		-	-
Increase (decrease)		-	(2,820)
Net increase (decrease)		-	(3,138)
Net assets, beginning		-	3,138
Net assets, ending		$-	$-

Units sold		-	6
Units redeemed		-	(2,675)
Net increase (decrease)		-	(2,669)
Units outstanding, beginning		-	2,669
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,182
Cost of units redeemed/account charges			(9,087)
Net investment income (loss)			110
Net realized gain (loss)			(205)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	0	$0	1.25%	-8.0%	12/31/2021	$1.09	0	$0	1.00%	-7.7%	12/31/2021	$1.11	0	$0	0.75%	-7.5%
12/31/2020	1.16	0	0	1.25%	-1.1%	12/31/2020	1.18	0	0	1.00%	-0.9%	12/31/2020	1.20	0	0	0.75%	-0.6%
12/31/2019	1.18	3	3	1.25%	11.1%	12/31/2019	1.19	0	0	1.00%	11.4%	12/31/2019	1.21	0	0	0.75%	11.7%
12/31/2018	1.06	0	0	1.25%	-2.2%	12/31/2018	1.07	0	0	1.00%	-2.0%	12/31/2018	1.08	0	0	0.75%	-1.8%
12/31/2017	1.08	0	0	1.25%	5.4%	12/31/2017	1.09	0	0	1.00%	5.6%	12/31/2017	1.10	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.13	0	$0	0.50%	-7.3%	12/31/2021	$1.15	0	$0	0.25%	-7.0%	12/31/2021	$1.17	0	$0	0.00%	-6.8%
12/31/2020	1.22	0	0	0.50%	-0.4%	12/31/2020	1.23	0	0	0.25%	-0.1%	12/31/2020	1.25	0	0	0.00%	0.1%
12/31/2019	1.22	0	0	0.50%	11.9%	12/31/2019	1.24	0	0	0.25%	12.2%	12/31/2019	1.25	0	0	0.00%	12.5%
12/31/2018	1.09	0	0	0.50%	-1.5%	12/31/2018	1.10	0	0	0.25%	-1.3%	12/31/2018	1.11	0	0	0.00%	-1.0%
12/31/2017	1.11	0	0	0.50%	6.2%	12/31/2017	1.11	0	0	0.25%	6.4%	12/31/2017	1.12	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	2.2%
2019	7.5%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Emerging Mkts Equity R6 Class - 06-64J (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.94	0	$0	1.25%	-5.7%	12/31/2021	$0.94	0	$0	1.00%	-5.7%	12/31/2021	$0.94	0	$0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.94	0	$0	0.50%	-5.6%	12/31/2021	$0.95	0	$0	0.25%	-5.5%	12/31/2021	$0.95	0	$0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Growth Opportunities Fund Y Class - 06-899

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,985,410	$11,000,294	177,050
Receivables: investments sold	36,000
Payables: investments purchased	-
Net assets	$11,021,410

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,021,410	3,420,807	$3.22
Band 100	-	-	3.28
Band 75	-	-	3.34
Band 50	-	-	3.39
Band 25	-	-	3.45
Band 0	-	-	3.51
Total	$11,021,410	3,420,807

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(62,551)
Net investment income (loss)			(62,551)

Gain (loss) on investments:
Net realized gain (loss)			19,095
Realized gain distributions			878,260
Net change in unrealized appreciation (depreciation)			(17,003)
Net gain (loss)			880,352

Increase (decrease) in net assets from operations			$817,801

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(62,551)	$(71)
Net realized gain (loss)		19,095	89
Realized gain distributions		878,260	1,037
Net change in unrealized appreciation (depreciation)		(17,003)	2,119

Increase (decrease) in net assets from operations		817,801	3,174

Contract owner transactions:
Proceeds from units sold		10,646,632	33,065
Cost of units redeemed		(475,945)	(3,252)
Account charges		(65)	-
Increase (decrease)		10,170,622	29,813
Net increase (decrease)		10,988,423	32,987
Net assets, beginning		32,987	-
Net assets, ending		$11,021,410	$32,987

Units sold		3,567,182	13,679
Units redeemed		(158,796)	(1,258)
Net increase (decrease)		3,408,386	12,421
Units outstanding, beginning		12,421	-
Units outstanding, ending		3,420,807	12,421

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$10,679,697
Cost of units redeemed/account charges			(479,262)
Net investment income (loss)			(62,622)
Net realized gain (loss)			19,184
Realized gain distributions			879,297
Net change in unrealized appreciation (depreciation)			(14,884)
Net assets			$11,021,410

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.22	3,421	$11,021	1.25%	21.3%	12/31/2021	$3.28	0	$0	1.00%	21.6%	12/31/2021	$3.34	0	$0	0.75%	21.9%
12/31/2020	2.66	12	33	1.25%	37.0%	12/31/2020	2.70	0	0	1.00%	37.4%	12/31/2020	2.74	0	0	0.75%	37.7%
12/31/2019	1.94	0	0	1.25%	35.0%	12/31/2019	1.96	0	0	1.00%	35.4%	12/31/2019	1.99	0	0	0.75%	35.7%
12/31/2018	1.44	0	0	1.25%	1.3%	12/31/2018	1.45	0	0	1.00%	1.5%	12/31/2018	1.46	0	0	0.75%	1.8%
12/31/2017	1.42	0	0	1.25%	29.7%	12/31/2017	1.43	0	0	1.00%	30.0%	12/31/2017	1.44	0	0	0.75%	30.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.39	0	$0	0.50%	22.2%	12/31/2021	$3.45	0	$0	0.25%	22.5%	12/31/2021	$3.51	0	$0	0.00%	22.8%
12/31/2020	2.78	0	0	0.50%	38.1%	12/31/2020	2.82	0	0	0.25%	38.4%	12/31/2020	2.86	0	0	0.00%	38.8%
12/31/2019	2.01	0	0	0.50%	36.1%	12/31/2019	2.04	0	0	0.25%	36.4%	12/31/2019	2.06	0	0	0.00%	36.7%
12/31/2018	1.48	0	0	0.50%	2.0%	12/31/2018	1.49	0	0	0.25%	2.3%	12/31/2018	1.51	0	0	0.00%	2.5%
12/31/2017	1.45	0	0	0.50%	30.6%	12/31/2017	1.46	0	0	0.25%	31.0%	12/31/2017	1.47	0	0	0.00%	31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Diversified Income Trust A Class - 06-936 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	1.25%	-8.1%	12/31/2021	$1.07	0	$0	1.00%	-7.9%	12/31/2021	$1.09	0	$0	0.75%	-7.6%
12/31/2020	1.14	0	0	1.25%	-1.5%	12/31/2020	1.16	0	0	1.00%	-1.2%	12/31/2020	1.18	0	0	0.75%	-1.0%
12/31/2019	1.16	0	0	1.25%	10.9%	12/31/2019	1.18	0	0	1.00%	11.1%	12/31/2019	1.19	0	0	0.75%	11.4%
12/31/2018	1.05	0	0	1.25%	-2.6%	12/31/2018	1.06	0	0	1.00%	-2.4%	12/31/2018	1.07	0	0	0.75%	-2.1%
12/31/2017	1.08	0	0	1.25%	5.2%	12/31/2017	1.08	0	0	1.00%	5.5%	12/31/2017	1.09	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	0.50%	-7.4%	12/31/2021	$1.13	0	$0	0.25%	-7.2%	12/31/2021	$1.15	0	$0	0.00%	-6.9%
12/31/2020	1.20	0	0	0.50%	-0.7%	12/31/2020	1.22	0	0	0.25%	-0.5%	12/31/2020	1.23	0	0	0.00%	-0.2%
12/31/2019	1.21	0	0	0.50%	11.7%	12/31/2019	1.22	0	0	0.25%	12.0%	12/31/2019	1.24	0	0	0.00%	12.3%
12/31/2018	1.08	0	0	0.50%	-1.9%	12/31/2018	1.09	0	0	0.25%	-1.6%	12/31/2018	1.10	0	0	0.00%	-1.4%
12/31/2017	1.10	0	0	0.50%	6.0%	12/31/2017	1.11	0	0	0.25%	6.3%	12/31/2017	1.12	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$640,109	$591,787	46,904
Receivables: investments sold	-
Payables: investments purchased	(11,124)
Net assets	$628,985

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$628,985	199,537	$3.15
Band 100	-	-	3.24
Band 75	-	-	3.33
Band 50	-	-	3.43
Band 25	-	-	3.52
Band 0	-	-	3.62
Total	$628,985	199,537

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,829
Mortality & expense charges			(8,093)
Net investment income (loss)			(6,264)

Gain (loss) on investments:
Net realized gain (loss)			131,910
Realized gain distributions			98,674
Net change in unrealized appreciation (depreciation)			(42,586)
Net gain (loss)			187,998

Increase (decrease) in net assets from operations			$181,734

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,264)	$(4,538)
Net realized gain (loss)		131,910	(61,251)
Realized gain distributions		98,674	15,800
Net change in unrealized appreciation (depreciation)		(42,586)	53,342

Increase (decrease) in net assets from operations		181,734	3,353

Contract owner transactions:
Proceeds from units sold		215,225	555,737
Cost of units redeemed		(699,960)	(740,728)
Account charges		(1,166)	(524)
Increase (decrease)		(485,901)	(185,515)
Net increase (decrease)		(304,167)	(182,162)
Net assets, beginning		933,152	1,115,314
Net assets, ending		$628,985	$933,152

Units sold		74,869	264,724
Units redeemed		(252,428)	(327,403)
Net increase (decrease)		(177,559)	(62,679)
Units outstanding, beginning		377,096	439,775
Units outstanding, ending		199,537	377,096

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$18,152,710
Cost of units redeemed/account charges			(19,729,699)
Net investment income (loss)			(63,081)
Net realized gain (loss)			(1,269,465)
Realized gain distributions			3,490,198
Net change in unrealized appreciation (depreciation)			48,322
Net assets			$628,985

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.15	200	$629	1.25%	27.4%	12/31/2021	$3.24	0	$0	1.00%	27.7%	12/31/2021	$3.33	0	$0	0.75%	28.0%
12/31/2020	2.47	377	933	1.25%	-2.4%	12/31/2020	2.54	0	0	1.00%	-2.2%	12/31/2020	2.60	0	0	0.75%	-1.9%
12/31/2019	2.54	440	1,115	1.25%	31.4%	12/31/2019	2.59	0	0	1.00%	31.8%	12/31/2019	2.66	0	0	0.75%	32.1%
12/31/2018	1.93	436	842	1.25%	-9.0%	12/31/2018	1.97	0	0	1.00%	-8.8%	12/31/2018	2.01	0	0	0.75%	-8.5%
12/31/2017	2.12	503	1,066	1.25%	10.3%	12/31/2017	2.16	0	0	1.00%	10.6%	12/31/2017	2.20	0	0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.43	0	$0	0.50%	28.3%	12/31/2021	$3.52	0	$0	0.25%	28.7%	12/31/2021	$3.62	0	$0	0.00%	29.0%
12/31/2020	2.67	0	0	0.50%	-1.7%	12/31/2020	2.74	0	0	0.25%	-1.4%	12/31/2020	2.81	0	0	0.00%	-1.2%
12/31/2019	2.72	0	0	0.50%	32.4%	12/31/2019	2.78	0	0	0.25%	32.8%	12/31/2019	2.84	0	0	0.00%	33.1%
12/31/2018	2.05	0	0	0.50%	-8.3%	12/31/2018	2.09	0	0	0.25%	-8.1%	12/31/2018	2.14	0	0	0.00%	-7.8%
12/31/2017	2.24	0	0	0.50%	11.1%	12/31/2017	2.28	0	0	0.25%	11.4%	12/31/2017	2.32	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.7%
2019	1.1%
2018	1.0%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$465	$505	47
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$465

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$465	185	$2.52
Band 100	-	-	2.59
Band 75	-	-	2.66
Band 50	-	-	2.74
Band 25	-	-	2.82
Band 0	-	-	2.90
Total	$465	185

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$171
Mortality & expense charges			(406)
Net investment income (loss)			(235)

Gain (loss) on investments:
Net realized gain (loss)			11,004
Realized gain distributions			70
Net change in unrealized appreciation (depreciation)			(3,253)
Net gain (loss)			7,821

Increase (decrease) in net assets from operations			$7,586

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(235)	$(288)
Net realized gain (loss)		11,004	939
Realized gain distributions		70	267
Net change in unrealized appreciation (depreciation)		(3,253)	14

Increase (decrease) in net assets from operations		7,586	932

Contract owner transactions:
Proceeds from units sold		7,783	23,953
Cost of units redeemed		(56,342)	(36,712)
Account charges		-	(5)
Increase (decrease)		(48,559)	(12,764)
Net increase (decrease)		(40,973)	(11,832)
Net assets, beginning		41,438	53,270
Net assets, ending		$465	$41,438

Units sold		3,489	13,470
Units redeemed		(23,913)	(19,187)
Net increase (decrease)		(20,424)	(5,717)
Units outstanding, beginning		20,609	26,326
Units outstanding, ending		185	20,609

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,850,876
Cost of units redeemed/account charges			(3,422,242)
Net investment income (loss)			(18,693)
Net realized gain (loss)			(81,457)
Realized gain distributions			672,021
Net change in unrealized appreciation (depreciation)			(40)
Net assets			$465

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.52	0	$0	1.25%	25.3%	12/31/2021	$2.59	0	$0	1.00%	25.6%	12/31/2021	$2.66	0	$0	0.75%	26.0%
12/31/2020	2.01	21	41	1.25%	-0.6%	12/31/2020	2.06	0	0	1.00%	-0.4%	12/31/2020	2.12	0	0	0.75%	-0.1%
12/31/2019	2.02	26	53	1.25%	15.8%	12/31/2019	2.07	0	0	1.00%	16.0%	12/31/2019	2.12	0	0	0.75%	16.3%
12/31/2018	1.75	224	392	1.25%	-13.8%	12/31/2018	1.78	0	0	1.00%	-13.6%	12/31/2018	1.82	0	0	0.75%	-13.4%
12/31/2017	2.03	337	684	1.25%	8.7%	12/31/2017	2.06	0	0	1.00%	9.0%	12/31/2017	2.10	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.74	0	$0	0.50%	26.3%	12/31/2021	$2.82	0	$0	0.25%	26.6%	12/31/2021	$2.90	0	$0	0.00%	26.9%
12/31/2020	2.17	0	0	0.50%	0.1%	12/31/2020	2.23	0	0	0.25%	0.4%	12/31/2020	2.28	0	0	0.00%	0.6%
12/31/2019	2.17	0	0	0.50%	16.6%	12/31/2019	2.22	0	0	0.25%	16.9%	12/31/2019	2.27	0	0	0.00%	17.2%
12/31/2018	1.86	0	0	0.50%	-13.1%	12/31/2018	1.90	0	0	0.25%	-12.9%	12/31/2018	1.94	0	0	0.00%	-12.7%
12/31/2017	2.14	0	0	0.50%	9.5%	12/31/2017	2.18	0	0	0.25%	9.8%	12/31/2017	2.22	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.3%
2019	0.3%
2018	1.1%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,291	$4,174	504
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$5,291

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,291	2,032	$2.60
Band 100	-	-	2.68
Band 75	-	-	2.75
Band 50	-	-	2.83
Band 25	-	-	2.91
Band 0	-	-	2.99
Total	$5,291	2,032

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$44
Mortality & expense charges			(61)
Net investment income (loss)			(17)

Gain (loss) on investments:
Net realized gain (loss)			17
Realized gain distributions			764
Net change in unrealized appreciation (depreciation)			314
Net gain (loss)			1,095

Increase (decrease) in net assets from operations			$1,078

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17)	$(15)
Net realized gain (loss)		17	(11)
Realized gain distributions		764	32
Net change in unrealized appreciation (depreciation)		314	918

Increase (decrease) in net assets from operations		1,078	924

Contract owner transactions:
Proceeds from units sold		1	1,991
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1	1,991
Net increase (decrease)		1,079	2,915
Net assets, beginning		4,212	1,297
Net assets, ending		$5,291	$4,212

Units sold		-	1,408
Units redeemed		-	-
Net increase (decrease)		-	1,408
Units outstanding, beginning		2,032	624
Units outstanding, ending		2,032	2,032

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$784,999
Cost of units redeemed/account charges			(911,306)
Net investment income (loss)			(5,360)
Net realized gain (loss)			53,397
Realized gain distributions			82,444
Net change in unrealized appreciation (depreciation)			1,117
Net assets			$5,291

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.60	2	$5	1.25%	25.6%	12/31/2021	$2.68	0	$0	1.00%	25.9%	12/31/2021	$2.75	0	$0	0.75%	26.2%
12/31/2020	2.07	2	4	1.25%	-0.3%	12/31/2020	2.13	0	0	1.00%	-0.1%	12/31/2020	2.18	0	0	0.75%	0.2%
12/31/2019	2.08	1	1	1.25%	16.1%	12/31/2019	2.13	0	0	1.00%	16.4%	12/31/2019	2.18	0	0	0.75%	16.7%
12/31/2018	1.79	2	3	1.25%	-13.5%	12/31/2018	1.83	0	0	1.00%	-13.3%	12/31/2018	1.87	0	0	0.75%	-13.1%
12/31/2017	2.07	3	5	1.25%	8.9%	12/31/2017	2.11	0	0	1.00%	9.2%	12/31/2017	2.15	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.83	0	$0	0.50%	26.6%	12/31/2021	$2.91	0	$0	0.25%	26.9%	12/31/2021	$2.99	0	$0	0.00%	27.2%
12/31/2020	2.24	0	0	0.50%	0.4%	12/31/2020	2.30	0	0	0.25%	0.7%	12/31/2020	2.35	0	0	0.00%	0.9%
12/31/2019	2.23	0	0	0.50%	17.0%	12/31/2019	2.28	0	0	0.25%	17.3%	12/31/2019	2.33	0	0	0.00%	17.6%
12/31/2018	1.90	0	0	0.50%	-12.9%	12/31/2018	1.94	0	0	0.25%	-12.6%	12/31/2018	1.98	0	0	0.00%	-12.4%
12/31/2017	2.19	0	0	0.50%	9.7%	12/31/2017	2.23	0	0	0.25%	10.0%	12/31/2017	2.27	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.8%
2019	1.0%
2018	1.2%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,405,766	$3,620,169	258,964
Receivables: investments sold	-
Payables: investments purchased	(49,588)
Net assets	$3,356,178

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,356,178	1,987,418	$1.69
Band 100	-	-	1.71
Band 75	-	-	1.73
Band 50	-	-	1.75
Band 25	-	-	1.78
Band 0	-	-	1.80
Total	$3,356,178	1,987,418

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$32,802
Mortality & expense charges			(34,581)
Net investment income (loss)			(1,779)

Gain (loss) on investments:
Net realized gain (loss)			165,983
Realized gain distributions			792,855
Net change in unrealized appreciation (depreciation)			(438,663)
Net gain (loss)			520,175

Increase (decrease) in net assets from operations			$518,396

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,779)	$4,830
Net realized gain (loss)		165,983	(110,590)
Realized gain distributions		792,855	58,859
Net change in unrealized appreciation (depreciation)		(438,663)	128,815

Increase (decrease) in net assets from operations		518,396	81,914

Contract owner transactions:
Proceeds from units sold		2,119,379	2,073,874
Cost of units redeemed		(953,484)	(1,353,110)
Account charges		(10,060)	(3,609)
Increase (decrease)		1,155,835	717,155
Net increase (decrease)		1,674,231	799,069
Net assets, beginning		1,681,947	882,878
Net assets, ending		$3,356,178	$1,681,947

Units sold		1,377,763	1,746,571
Units redeemed		(628,193)	(1,176,257)
Net increase (decrease)		749,570	570,314
Units outstanding, beginning		1,237,848	667,534
Units outstanding, ending		1,987,418	1,237,848

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,280,549
Cost of units redeemed/account charges			(4,742,051)
Net investment income (loss)			16,285
Net realized gain (loss)			(145,343)
Realized gain distributions			1,161,141
Net change in unrealized appreciation (depreciation)			(214,403)
Net assets			$3,356,178

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.69	1,987	$3,356	1.25%	24.3%	12/31/2021	$1.71	0	$0	1.00%	24.6%	12/31/2021	$1.73	0	$0	0.75%	24.9%
12/31/2020	1.36	1,238	1,682	1.25%	2.7%	12/31/2020	1.37	0	0	1.00%	3.0%	12/31/2020	1.39	0	0	0.75%	3.2%
12/31/2019	1.32	668	883	1.25%	29.7%	12/31/2019	1.33	0	0	1.00%	30.0%	12/31/2019	1.34	0	0	0.75%	30.3%
12/31/2018	1.02	721	736	1.25%	-11.3%	12/31/2018	1.03	0	0	1.00%	-11.1%	12/31/2018	1.03	0	0	0.75%	-10.9%
12/31/2017	1.15	615	707	1.25%	15.1%	12/31/2017	1.15	0	0	1.00%	15.4%	12/31/2017	1.16	0	0	0.75%	15.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	0	$0	0.50%	25.2%	12/31/2021	$1.78	0	$0	0.25%	25.5%	12/31/2021	$1.80	0	$0	0.00%	25.8%
12/31/2020	1.40	0	0	0.50%	3.5%	12/31/2020	1.42	0	0	0.25%	3.8%	12/31/2020	1.43	0	0	0.00%	4.0%
12/31/2019	1.35	0	0	0.50%	30.7%	12/31/2019	1.36	0	0	0.25%	31.0%	12/31/2019	1.37	0	0	0.00%	31.3%
12/31/2018	1.04	0	0	0.50%	-10.7%	12/31/2018	1.04	0	0	0.25%	-10.4%	12/31/2018	1.05	0	0	0.00%	-10.2%
12/31/2017	1.16	0	0	0.50%	16.0%	12/31/2017	1.16	0	0	0.25%	16.2%	12/31/2017	1.17	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.5%
2019	1.5%
2018	2.1%
2017	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,301,868	$2,211,030	168,345
Receivables: investments sold	-
Payables: investments purchased	(32,570)
Net assets	$2,269,298

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,269,298	1,382,358	$1.64
Band 100	-	-	1.66
Band 75	-	-	1.68
Band 50	-	-	1.71
Band 25	-	-	1.73
Band 0	-	-	1.75
Total	$2,269,298	1,382,358

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11,628
Mortality & expense charges			(24,532)
Net investment income (loss)			(12,904)

Gain (loss) on investments:
Net realized gain (loss)			137,770
Realized gain distributions			348,610
Net change in unrealized appreciation (depreciation)			(30,948)
Net gain (loss)			455,432

Increase (decrease) in net assets from operations			$442,528

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,904)	$(229)
Net realized gain (loss)		137,770	(32,084)
Realized gain distributions		348,610	16,198
Net change in unrealized appreciation (depreciation)		(30,948)	69,931

Increase (decrease) in net assets from operations		442,528	53,816

Contract owner transactions:
Proceeds from units sold		1,365,160	600,236
Cost of units redeemed		(665,687)	(438,655)
Account charges		(5,404)	(1,861)
Increase (decrease)		694,069	159,720
Net increase (decrease)		1,136,597	213,536
Net assets, beginning		1,132,701	919,165
Net assets, ending		$2,269,298	$1,132,701

Units sold		969,054	573,509
Units redeemed		(468,064)	(391,643)
Net increase (decrease)		500,990	181,866
Units outstanding, beginning		881,368	699,502
Units outstanding, ending		1,382,358	881,368

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,953,463
Cost of units redeemed/account charges			(1,287,577)
Net investment income (loss)			(7,244)
Net realized gain (loss)			100,142
Realized gain distributions			419,676
Net change in unrealized appreciation (depreciation)			90,838
Net assets			$2,269,298

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	1,382	$2,269	1.25%	27.7%	12/31/2021	$1.66	0	$0	1.00%	28.1%	12/31/2021	$1.68	0	$0	0.75%	28.4%
12/31/2020	1.29	881	1,133	1.25%	-2.2%	12/31/2020	1.30	0	0	1.00%	-2.0%	12/31/2020	1.31	0	0	0.75%	-1.7%
12/31/2019	1.31	700	919	1.25%	31.7%	12/31/2019	1.32	0	0	1.00%	32.0%	12/31/2019	1.33	0	0	0.75%	32.3%
12/31/2018	1.00	139	138	1.25%	-8.7%	12/31/2018	1.00	0	0	1.00%	-8.5%	12/31/2018	1.01	0	0	0.75%	-8.3%
12/31/2017	1.09	2	2	1.25%	10.6%	12/31/2017	1.10	0	0	1.00%	10.9%	12/31/2017	1.10	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	0	$0	0.50%	28.7%	12/31/2021	$1.73	0	$0	0.25%	29.0%	12/31/2021	$1.75	0	$0	0.00%	29.3%
12/31/2020	1.32	0	0	0.50%	-1.5%	12/31/2020	1.34	0	0	0.25%	-1.2%	12/31/2020	1.35	0	0	0.00%	-1.0%
12/31/2019	1.34	0	0	0.50%	32.6%	12/31/2019	1.35	0	0	0.25%	33.0%	12/31/2019	1.37	0	0	0.00%	33.3%
12/31/2018	1.01	0	0	0.50%	-8.0%	12/31/2018	1.02	0	0	0.25%	-7.8%	12/31/2018	1.02	0	0	0.00%	-7.6%
12/31/2017	1.10	0	0	0.50%	11.4%	12/31/2017	1.11	0	0	0.25%	11.7%	12/31/2017	1.11	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	1.0%
2019	1.9%
2018	2.5%
2017	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix Total Return Bond Fund R6 Class - 06-3CX (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	1.25%	-2.3%	12/31/2021	$1.16	0	$0	1.00%	-2.1%	12/31/2021	$1.17	0	$0	0.75%	-1.8%
12/31/2020	1.18	0	0	1.25%	9.9%	12/31/2020	1.18	0	0	1.00%	10.2%	12/31/2020	1.19	0	0	0.75%	10.5%
12/31/2019	1.07	0	0	1.25%	5.9%	12/31/2019	1.08	0	0	1.00%	6.1%	12/31/2019	1.08	0	0	0.75%	6.4%
12/31/2018	1.01	0	0	1.25%	1.2%	12/31/2018	1.01	0	0	1.00%	1.3%	12/31/2018	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	0	$0	0.50%	-1.6%	12/31/2021	$1.19	0	$0	0.25%	-1.3%	12/31/2021	$1.20	0	$0	0.00%	-1.1%
12/31/2020	1.20	0	0	0.50%	10.8%	12/31/2020	1.21	0	0	0.25%	11.0%	12/31/2020	1.22	0	0	0.00%	11.3%
12/31/2019	1.08	0	0	0.50%	6.7%	12/31/2019	1.09	0	0	0.25%	6.9%	12/31/2019	1.09	0	0	0.00%	7.2%
12/31/2018	1.02	0	0	0.50%	1.6%	12/31/2018	1.02	0	0	0.25%	1.7%	12/31/2018	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Vontobel Emerging Markets Opp Fund R6 Class - 06-3N4 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	1.25%	-7.4%	12/31/2021	$1.27	0	$0	1.00%	-7.2%	12/31/2021	$1.28	0	$0	0.75%	-6.9%
12/31/2020	1.36	0	0	1.25%	14.6%	12/31/2020	1.36	0	0	1.00%	14.9%	12/31/2020	1.37	0	0	0.75%	15.1%
12/31/2019	1.18	0	0	1.25%	17.2%	12/31/2019	1.19	0	0	1.00%	17.5%	12/31/2019	1.19	0	0	0.75%	17.8%
12/31/2018	1.01	0	0	1.25%	1.1%	12/31/2018	1.01	0	0	1.00%	1.1%	12/31/2018	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	-6.7%	12/31/2021	$1.30	0	$0	0.25%	-6.5%	12/31/2021	$1.31	0	$0	0.00%	-6.2%
12/31/2020	1.38	0	0	0.50%	15.4%	12/31/2020	1.39	0	0	0.25%	15.7%	12/31/2020	1.39	0	0	0.00%	16.0%
12/31/2019	1.19	0	0	0.50%	18.1%	12/31/2019	1.20	0	0	0.25%	18.4%	12/31/2019	1.20	0	0	0.00%	18.7%
12/31/2018	1.01	0	0	0.50%	1.2%	12/31/2018	1.01	0	0	0.25%	1.2%	12/31/2018	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix Fltg Rate HiInc R6 Class - 06-47K (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	1.25%	4.3%	12/31/2021	$1.05	0	$0	1.00%	4.5%	12/31/2021	$1.06	0	$0	0.75%	4.8%
12/31/2020	1.00	0	0	1.25%	-0.6%	12/31/2020	1.01	0	0	1.00%	-0.3%	12/31/2020	1.01	0	0	0.75%	-0.1%
12/31/2019	1.01	0	0	1.25%	1.0%	12/31/2019	1.01	0	0	1.00%	1.1%	12/31/2019	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	0	$0	0.50%	5.0%	12/31/2021	$1.07	0	$0	0.25%	5.3%	12/31/2021	$1.08	0	$0	0.00%	5.6%
12/31/2020	1.01	0	0	0.50%	0.2%	12/31/2020	1.02	0	0	0.25%	0.4%	12/31/2020	1.02	0	0	0.00%	0.7%
12/31/2019	1.01	0	0	0.50%	1.3%	12/31/2019	1.01	0	0	0.25%	1.4%	12/31/2019	1.01	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix High Income Fund A Class - 06-801

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,293	$50,557	8,119
Receivables: investments sold	76
Payables: investments purchased	-
Net assets	$52,369

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,369	32,455	$1.61
Band 100	-	-	1.66
Band 75	-	-	1.71
Band 50	-	-	1.75
Band 25	-	-	1.80
Band 0	-	-	1.86
Total	$52,369	32,455

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,314
Mortality & expense charges			(631)
Net investment income (loss)			1,683

Gain (loss) on investments:
Net realized gain (loss)			47
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(127)
Net gain (loss)			(80)

Increase (decrease) in net assets from operations			$1,603

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,683	$2,218
Net realized gain (loss)		47	(4,571)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(127)	544

Increase (decrease) in net assets from operations		1,603	(1,809)

Contract owner transactions:
Proceeds from units sold		2,510	2,564
Cost of units redeemed		(539)	(36,099)
Account charges		(38)	(25)
Increase (decrease)		1,933	(33,560)
Net increase (decrease)		3,536	(35,369)
Net assets, beginning		48,833	84,202
Net assets, ending		$52,369	$48,833

Units sold		1,577	1,793
Units redeemed		(361)	(27,671)
Net increase (decrease)		1,216	(25,878)
Units outstanding, beginning		31,239	57,117
Units outstanding, ending		32,455	31,239

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,820,802
Cost of units redeemed/account charges			(10,810,928)
Net investment income (loss)			1,148,300
Net realized gain (loss)			(375,494)
Realized gain distributions			267,953
Net change in unrealized appreciation (depreciation)			1,736
Net assets			$52,369

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	32	$52	1.25%	3.2%	12/31/2021	$1.66	0	$0	1.00%	3.5%	12/31/2021	$1.71	0	$0	0.75%	3.7%
12/31/2020	1.56	31	49	1.25%	6.0%	12/31/2020	1.60	0	0	1.00%	6.3%	12/31/2020	1.64	0	0	0.75%	6.6%
12/31/2019	1.47	57	84	1.25%	10.5%	12/31/2019	1.51	0	0	1.00%	10.7%	12/31/2019	1.54	0	0	0.75%	11.0%
12/31/2018	1.33	36	48	1.25%	-4.6%	12/31/2018	1.36	0	0	1.00%	-4.4%	12/31/2018	1.39	0	0	0.75%	-4.1%
12/31/2017	1.40	221	309	1.25%	6.1%	12/31/2017	1.42	0	0	1.00%	6.3%	12/31/2017	1.45	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	0	$0	0.50%	4.0%	12/31/2021	$1.80	0	$0	0.25%	4.3%	12/31/2021	$1.86	0	$0	0.00%	4.5%
12/31/2020	1.69	0	0	0.50%	6.8%	12/31/2020	1.73	0	0	0.25%	7.1%	12/31/2020	1.78	0	0	0.00%	7.4%
12/31/2019	1.58	0	0	0.50%	11.3%	12/31/2019	1.62	0	0	0.25%	11.6%	12/31/2019	1.65	0	0	0.00%	11.9%
12/31/2018	1.42	0	0	0.50%	-3.9%	12/31/2018	1.45	0	0	0.25%	-3.7%	12/31/2018	1.48	0	0	0.00%	-3.4%
12/31/2017	1.48	0	0	0.50%	6.9%	12/31/2017	1.50	0	0	0.25%	7.1%	12/31/2017	1.53	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.6%
2020	4.4%
2019	3.2%
2018	3.5%
2017	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$979,830	$973,631	77,673
Receivables: investments sold	-
Payables: investments purchased	(5,802)
Net assets	$974,028

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$974,028	316,257	$3.08
Band 100	-	-	3.17
Band 75	-	-	3.26
Band 50	-	-	3.35
Band 25	-	-	3.44
Band 0	-	-	3.54
Total	$974,028	316,257

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,063
Mortality & expense charges			(11,708)
Net investment income (loss)			(5,645)

Gain (loss) on investments:
Net realized gain (loss)			350,816
Realized gain distributions			233,906
Net change in unrealized appreciation (depreciation)			(242,316)
Net gain (loss)			342,406

Increase (decrease) in net assets from operations			$336,761

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,645)	$10,604
Net realized gain (loss)		350,816	(8,072)
Realized gain distributions		233,906	59,296
Net change in unrealized appreciation (depreciation)		(242,316)	25,006

Increase (decrease) in net assets from operations		336,761	86,834

Contract owner transactions:
Proceeds from units sold		284,280	1,651,882
Cost of units redeemed		(1,588,695)	(1,553,481)
Account charges		(4,475)	(4,913)
Increase (decrease)		(1,308,890)	93,488
Net increase (decrease)		(972,129)	180,322
Net assets, beginning		1,946,157	1,765,835
Net assets, ending		$974,028	$1,946,157

Units sold		108,087	719,186
Units redeemed		(521,460)	(675,571)
Net increase (decrease)		(413,373)	43,615
Units outstanding, beginning		729,630	686,015
Units outstanding, ending		316,257	729,630

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$17,293,270
Cost of units redeemed/account charges			(18,491,568)
Net investment income (loss)			26,633
Net realized gain (loss)			(96,058)
Realized gain distributions			2,235,552
Net change in unrealized appreciation (depreciation)			6,199
Net assets			$974,028

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.08	316	$974	1.25%	23.7%	12/31/2021	$3.17	0	$0	1.00%	24.0%	12/31/2021	$3.26	0	$0	0.75%	24.3%
12/31/2020	2.49	347	863	1.25%	2.2%	12/31/2020	2.55	0	0	1.00%	2.4%	12/31/2020	2.62	0	0	0.75%	2.7%
12/31/2019	2.44	368	897	1.25%	28.9%	12/31/2019	2.49	0	0	1.00%	29.3%	12/31/2019	2.55	0	0	0.75%	29.6%
12/31/2018	1.89	839	1,586	1.25%	-11.7%	12/31/2018	1.93	0	0	1.00%	-11.5%	12/31/2018	1.97	0	0	0.75%	-11.3%
12/31/2017	2.14	1,958	4,193	1.25%	14.5%	12/31/2017	2.18	0	0	1.00%	14.7%	12/31/2017	2.22	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.35	0	$0	0.50%	24.6%	12/31/2021	$3.44	0	$0	0.25%	24.9%	12/31/2021	$3.54	0	$0	0.00%	25.2%
12/31/2020	2.69	0	0	0.50%	3.0%	12/31/2020	2.76	0	0	0.25%	3.2%	12/31/2020	2.83	383	1,083	0.00%	3.5%
12/31/2019	2.61	0	0	0.50%	29.9%	12/31/2019	2.67	0	0	0.25%	30.2%	12/31/2019	2.73	318	869	0.00%	30.6%
12/31/2018	2.01	0	0	0.50%	-11.1%	12/31/2018	2.05	0	0	0.25%	-10.9%	12/31/2018	2.09	109	229	0.00%	-10.6%
12/31/2017	2.26	0	0	0.50%	15.3%	12/31/2017	2.30	0	0	0.25%	15.6%	12/31/2017	2.34	160	375	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	1.1%
2019	1.1%
2018	0.9%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix Total Return Bond Fund A Class - 06-811

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,391	$63,491	5,711
Receivables: investments sold	38
Payables: investments purchased	-
Net assets	$66,429

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,429	53,706	$1.24
Band 100	-	-	1.27
Band 75	-	-	1.31
Band 50	-	-	1.35
Band 25	-	-	1.38
Band 0	-	-	1.42
Total	$66,429	53,706

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$536
Mortality & expense charges			(830)
Net investment income (loss)			(294)

Gain (loss) on investments:
Net realized gain (loss)			760
Realized gain distributions			169
Net change in unrealized appreciation (depreciation)			(2,448)
Net gain (loss)			(1,519)

Increase (decrease) in net assets from operations			$(1,813)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(294)	$392
Net realized gain (loss)		760	266
Realized gain distributions		169	509
Net change in unrealized appreciation (depreciation)		(2,448)	4,652

Increase (decrease) in net assets from operations		(1,813)	5,819

Contract owner transactions:
Proceeds from units sold		5,957	7,940
Cost of units redeemed		(9,349)	(7,547)
Account charges		(100)	(2)
Increase (decrease)		(3,492)	391
Net increase (decrease)		(5,305)	6,210
Net assets, beginning		71,734	65,524
Net assets, ending		$66,429	$71,734

Units sold		4,806	6,373
Units redeemed		(7,532)	(6,409)
Net increase (decrease)		(2,726)	(36)
Units outstanding, beginning		56,432	56,468
Units outstanding, ending		53,706	56,432

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$290,946
Cost of units redeemed/account charges			(233,888)
Net investment income (loss)			3,543
Net realized gain (loss)			(63)
Realized gain distributions			2,991
Net change in unrealized appreciation (depreciation)			2,900
Net assets			$66,429

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	54	$66	1.25%	-2.7%	12/31/2021	$1.27	0	$0	1.00%	-2.5%	12/31/2021	$1.31	0	$0	0.75%	-2.2%
12/31/2020	1.27	56	72	1.25%	9.5%	12/31/2020	1.30	0	0	1.00%	9.8%	12/31/2020	1.34	0	0	0.75%	10.1%
12/31/2019	1.16	56	66	1.25%	5.4%	12/31/2019	1.19	0	0	1.00%	5.6%	12/31/2019	1.21	0	0	0.75%	5.9%
12/31/2018	1.10	46	50	1.25%	-1.7%	12/31/2018	1.12	0	0	1.00%	-1.5%	12/31/2018	1.15	0	0	0.75%	-1.2%
12/31/2017	1.12	49	55	1.25%	1.2%	12/31/2017	1.14	0	0	1.00%	1.4%	12/31/2017	1.16	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	0.50%	-2.0%	12/31/2021	$1.38	0	$0	0.25%	-1.7%	12/31/2021	$1.42	0	$0	0.00%	-1.5%
12/31/2020	1.37	0	0	0.50%	10.4%	12/31/2020	1.41	0	0	0.25%	10.6%	12/31/2020	1.44	0	0	0.00%	10.9%
12/31/2019	1.24	0	0	0.50%	6.2%	12/31/2019	1.27	0	0	0.25%	6.4%	12/31/2019	1.30	0	0	0.00%	6.7%
12/31/2018	1.17	0	0	0.50%	-1.0%	12/31/2018	1.19	0	0	0.25%	-0.7%	12/31/2018	1.22	0	0	0.00%	-0.5%
12/31/2017	1.18	0	0	0.50%	1.9%	12/31/2017	1.20	0	0	0.25%	2.2%	12/31/2017	1.23	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	1.8%
2019	1.4%
2018	1.8%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,978,727	$2,914,491	227,679
Receivables: investments sold	-
Payables: investments purchased	(66,702)
Net assets	$2,912,025

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,912,025	917,350	$3.17
Band 100	-	-	3.26
Band 75	-	-	3.36
Band 50	-	-	3.45
Band 25	-	-	3.55
Band 0	-	-	3.65
Total	$2,912,025	917,350

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$26,087
Mortality & expense charges			(35,649)
Net investment income (loss)			(9,562)

Gain (loss) on investments:
Net realized gain (loss)			221,107
Realized gain distributions			689,264
Net change in unrealized appreciation (depreciation)			(273,135)
Net gain (loss)			637,236

Increase (decrease) in net assets from operations			$627,674

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,562)	$4,244
Net realized gain (loss)		221,107	52,609
Realized gain distributions		689,264	100,534
Net change in unrealized appreciation (depreciation)		(273,135)	(84,013)

Increase (decrease) in net assets from operations		627,674	73,374

Contract owner transactions:
Proceeds from units sold		608,508	1,958,672
Cost of units redeemed		(1,462,523)	(2,395,926)
Account charges		(11,557)	(7,849)
Increase (decrease)		(865,572)	(445,103)
Net increase (decrease)		(237,898)	(371,729)
Net assets, beginning		3,149,923	3,521,652
Net assets, ending		$2,912,025	$3,149,923

Units sold		214,200	901,084
Units redeemed		(526,534)	(1,080,119)
Net increase (decrease)		(312,334)	(179,035)
Units outstanding, beginning		1,229,684	1,408,719
Units outstanding, ending		917,350	1,229,684

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$35,172,815
Cost of units redeemed/account charges			(38,560,642)
Net investment income (loss)			124,582
Net realized gain (loss)			(489,654)
Realized gain distributions			6,600,688
Net change in unrealized appreciation (depreciation)			64,236
Net assets			$2,912,025

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.17	917	$2,912	1.25%	23.9%	12/31/2021	$3.26	0	$0	1.00%	24.2%	12/31/2021	$3.36	0	$0	0.75%	24.5%
12/31/2020	2.56	1,230	3,150	1.25%	2.5%	12/31/2020	2.63	0	0	1.00%	2.7%	12/31/2020	2.70	0	0	0.75%	3.0%
12/31/2019	2.50	1,409	3,522	1.25%	29.3%	12/31/2019	2.56	0	0	1.00%	29.6%	12/31/2019	2.62	0	0	0.75%	30.0%
12/31/2018	1.93	4,470	8,641	1.25%	-11.5%	12/31/2018	1.97	0	0	1.00%	-11.3%	12/31/2018	2.01	0	0	0.75%	-11.1%
12/31/2017	2.18	6,150	13,434	1.25%	14.8%	12/31/2017	2.22	0	0	1.00%	15.1%	12/31/2017	2.26	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.45	0	$0	0.50%	24.9%	12/31/2021	$3.55	0	$0	0.25%	25.2%	12/31/2021	$3.65	0	$0	0.00%	25.5%
12/31/2020	2.76	0	0	0.50%	3.2%	12/31/2020	2.84	0	0	0.25%	3.5%	12/31/2020	2.91	0	0	0.00%	3.8%
12/31/2019	2.68	0	0	0.50%	30.3%	12/31/2019	2.74	0	0	0.25%	30.6%	12/31/2019	2.80	0	0	0.00%	30.9%
12/31/2018	2.06	0	0	0.50%	-10.8%	12/31/2018	2.10	0	0	0.25%	-10.6%	12/31/2018	2.14	0	0	0.00%	-10.4%
12/31/2017	2.31	0	0	0.50%	15.6%	12/31/2017	2.35	0	0	0.25%	15.9%	12/31/2017	2.39	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	1.0%
2019	0.8%
2018	1.8%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$227,624	$213,751	17,325
Receivables: investments sold	35
Payables: investments purchased	-
Net assets	$227,659

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$227,659	74,625	$3.05
Band 100	-	-	3.14
Band 75	-	-	3.23
Band 50	-	-	3.32
Band 25	-	-	3.41
Band 0	-	-	3.51
Total	$227,659	74,625

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,708)
Net investment income (loss)			(2,708)

Gain (loss) on investments:
Net realized gain (loss)			7,993
Realized gain distributions			35,413
Net change in unrealized appreciation (depreciation)			12,439
Net gain (loss)			55,845

Increase (decrease) in net assets from operations			$53,137

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,708)	$(681)
Net realized gain (loss)		7,993	(1,642)
Realized gain distributions		35,413	3,228
Net change in unrealized appreciation (depreciation)		12,439	(3,605)

Increase (decrease) in net assets from operations		53,137	(2,700)

Contract owner transactions:
Proceeds from units sold		32,545	31,206
Cost of units redeemed		(62,881)	(4,751)
Account charges		(96)	(132)
Increase (decrease)		(30,432)	26,323
Net increase (decrease)		22,705	23,623
Net assets, beginning		204,954	181,331
Net assets, ending		$227,659	$204,954

Units sold		11,627	14,525
Units redeemed		(22,411)	(2,610)
Net increase (decrease)		(10,784)	11,915
Units outstanding, beginning		85,409	73,494
Units outstanding, ending		74,625	85,409

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,416,391
Cost of units redeemed/account charges			(4,732,761)
Net investment income (loss)			(16,586)
Net realized gain (loss)			(16,287)
Realized gain distributions			563,029
Net change in unrealized appreciation (depreciation)			13,873
Net assets			$227,659

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.05	75	$228	1.25%	27.1%	12/31/2021	$3.14	0	$0	1.00%	27.4%	12/31/2021	$3.23	0	$0	0.75%	27.8%
12/31/2020	2.40	85	205	1.25%	-2.7%	12/31/2020	2.46	0	0	1.00%	-2.5%	12/31/2020	2.52	0	0	0.75%	-2.3%
12/31/2019	2.47	73	181	1.25%	31.0%	12/31/2019	2.52	0	0	1.00%	31.3%	12/31/2019	2.58	0	0	0.75%	31.6%
12/31/2018	1.88	90	169	1.25%	-9.2%	12/31/2018	1.92	0	0	1.00%	-9.0%	12/31/2018	1.96	0	0	0.75%	-8.8%
12/31/2017	2.08	88	182	1.25%	9.9%	12/31/2017	2.11	0	0	1.00%	10.1%	12/31/2017	2.15	0	0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.32	0	$0	0.50%	28.1%	12/31/2021	$3.41	0	$0	0.25%	28.4%	12/31/2021	$3.51	0	$0	0.00%	28.7%
12/31/2020	2.59	0	0	0.50%	-2.0%	12/31/2020	2.66	0	0	0.25%	-1.8%	12/31/2020	2.73	0	0	0.00%	-1.5%
12/31/2019	2.64	0	0	0.50%	32.0%	12/31/2019	2.70	0	0	0.25%	32.3%	12/31/2019	2.77	0	0	0.00%	32.6%
12/31/2018	2.00	0	0	0.50%	-8.5%	12/31/2018	2.04	0	0	0.25%	-8.3%	12/31/2018	2.09	0	0	0.00%	-8.1%
12/31/2017	2.19	0	0	0.50%	10.7%	12/31/2017	2.23	0	0	0.25%	11.0%	12/31/2017	2.27	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.7%
2019	0.8%
2018	0.8%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Infrastructure Fund S Class - 06-489 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.98
Band 100	-	-	2.03
Band 75	-	-	2.08
Band 50	-	-	2.14
Band 25	-	-	2.19
Band 0	-	-	2.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.98	0	$0	1.25%	10.9%	12/31/2021	$2.03	0	$0	1.00%	11.2%	12/31/2021	$2.08	0	$0	0.75%	11.5%
12/31/2020	1.79	0	0	1.25%	-4.6%	12/31/2020	1.83	0	0	1.00%	-4.4%	12/31/2020	1.87	0	0	0.75%	-4.2%
12/31/2019	1.87	0	0	1.25%	26.1%	12/31/2019	1.91	0	0	1.00%	26.4%	12/31/2019	1.95	0	0	0.75%	26.7%
12/31/2018	1.49	0	0	1.25%	-11.1%	12/31/2018	1.51	0	0	1.00%	-10.9%	12/31/2018	1.54	0	0	0.75%	-10.6%
12/31/2017	1.67	0	0	1.25%	17.3%	12/31/2017	1.70	0	0	1.00%	17.6%	12/31/2017	1.72	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.14	0	$0	0.50%	11.8%	12/31/2021	$2.19	0	$0	0.25%	12.1%	12/31/2021	$2.25	0	$0	0.00%	12.3%
12/31/2020	1.91	0	0	0.50%	-3.9%	12/31/2020	1.96	0	0	0.25%	-3.7%	12/31/2020	2.00	0	0	0.00%	-3.4%
12/31/2019	1.99	0	0	0.50%	27.0%	12/31/2019	2.03	0	0	0.25%	27.3%	12/31/2019	2.07	0	0	0.00%	27.7%
12/31/2018	1.57	0	0	0.50%	-10.4%	12/31/2018	1.60	0	0	0.25%	-10.2%	12/31/2018	1.62	0	0	0.00%	-10.0%
12/31/2017	1.75	0	0	0.50%	18.2%	12/31/2017	1.78	0	0	0.25%	18.5%	12/31/2017	1.80	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Opportunistic Credit Fund S Class - 06-488 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.52
Band 50	-	-	1.56
Band 25	-	-	1.60
Band 0	-	-	1.64
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	1.25%	1.4%	12/31/2021	$1.48	0	$0	1.00%	1.6%	12/31/2021	$1.52	0	$0	0.75%	1.9%
12/31/2020	1.43	0	0	1.25%	2.4%	12/31/2020	1.46	0	0	1.00%	2.6%	12/31/2020	1.49	0	0	0.75%	2.9%
12/31/2019	1.39	0	0	1.25%	9.5%	12/31/2019	1.42	0	0	1.00%	9.8%	12/31/2019	1.45	0	0	0.75%	10.1%
12/31/2018	1.27	0	0	1.25%	-4.4%	12/31/2018	1.30	0	0	1.00%	-4.2%	12/31/2018	1.32	0	0	0.75%	-3.9%
12/31/2017	1.33	0	0	1.25%	8.4%	12/31/2017	1.35	0	0	1.00%	8.7%	12/31/2017	1.37	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	0	$0	0.50%	2.1%	12/31/2021	$1.60	0	$0	0.25%	2.4%	12/31/2021	$1.64	0	$0	0.00%	2.6%
12/31/2020	1.53	0	0	0.50%	3.1%	12/31/2020	1.56	0	0	0.25%	3.4%	12/31/2020	1.60	0	0	0.00%	3.6%
12/31/2019	1.48	0	0	0.50%	10.3%	12/31/2019	1.51	0	0	0.25%	10.6%	12/31/2019	1.55	0	0	0.00%	10.9%
12/31/2018	1.34	0	0	0.50%	-3.7%	12/31/2018	1.37	0	0	0.25%	-3.4%	12/31/2018	1.39	0	0	0.00%	-3.2%
12/31/2017	1.40	0	0	0.50%	9.2%	12/31/2017	1.42	0	0	0.25%	9.5%	12/31/2017	1.44	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Real Estate Securities Fund S Class - 06-739

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$347,094	$308,503	8,961
Receivables: investments sold	-
Payables: investments purchased	(6,377)
Net assets	$340,717

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$340,717	115,623	$2.95
Band 100	-	-	3.04
Band 75	-	-	3.15
Band 50	-	-	3.25
Band 25	-	-	3.36
Band 0	-	-	3.47
Total	$340,717	115,623

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,362
Mortality & expense charges			(4,936)
Net investment income (loss)			8,426

Gain (loss) on investments:
Net realized gain (loss)			30,187
Realized gain distributions			8,801
Net change in unrealized appreciation (depreciation)			54,056
Net gain (loss)			93,044

Increase (decrease) in net assets from operations			$101,470

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,426	$2,186
Net realized gain (loss)		30,187	(25,883)
Realized gain distributions		8,801	-
Net change in unrealized appreciation (depreciation)		54,056	(14,057)

Increase (decrease) in net assets from operations		101,470	(37,754)

Contract owner transactions:
Proceeds from units sold		73,642	209,743
Cost of units redeemed		(275,845)	(131,629)
Account charges		(413)	(394)
Increase (decrease)		(202,616)	77,720
Net increase (decrease)		(101,146)	39,966
Net assets, beginning		441,863	401,897
Net assets, ending		$340,717	$441,863

Units sold		34,392	90,394
Units redeemed		(106,559)	(61,961)
Net increase (decrease)		(72,167)	28,433
Units outstanding, beginning		187,790	159,357
Units outstanding, ending		115,623	187,790

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,475,616
Cost of units redeemed/account charges			(6,048,268)
Net investment income (loss)			266,452
Net realized gain (loss)			209,478
Realized gain distributions			398,848
Net change in unrealized appreciation (depreciation)			38,591
Net assets			$340,717

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.95	116	$341	1.25%	25.2%	12/31/2021	$3.04	0	$0	1.00%	25.6%	12/31/2021	$3.15	0	$0	0.75%	25.9%
12/31/2020	2.35	188	442	1.25%	-6.7%	12/31/2020	2.42	0	0	1.00%	-6.5%	12/31/2020	2.50	0	0	0.75%	-6.2%
12/31/2019	2.52	159	402	1.25%	20.1%	12/31/2019	2.59	0	0	1.00%	20.4%	12/31/2019	2.67	0	0	0.75%	20.7%
12/31/2018	2.10	341	717	1.25%	-7.2%	12/31/2018	2.15	0	0	1.00%	-6.9%	12/31/2018	2.21	0	0	0.75%	-6.7%
12/31/2017	2.26	783	1,770	1.25%	10.2%	12/31/2017	2.31	0	0	1.00%	10.5%	12/31/2017	2.37	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.25	0	$0	0.50%	26.2%	12/31/2021	$3.36	0	$0	0.25%	26.5%	12/31/2021	$3.47	0	$0	0.00%	26.8%
12/31/2020	2.58	0	0	0.50%	-6.0%	12/31/2020	2.65	0	0	0.25%	-5.8%	12/31/2020	2.74	0	0	0.00%	-5.5%
12/31/2019	2.74	0	0	0.50%	21.0%	12/31/2019	2.82	0	0	0.25%	21.3%	12/31/2019	2.90	0	0	0.00%	21.6%
12/31/2018	2.26	0	0	0.50%	-6.5%	12/31/2018	2.32	0	0	0.25%	-6.2%	12/31/2018	2.38	0	0	0.00%	-6.0%
12/31/2017	2.42	0	0	0.50%	11.0%	12/31/2017	2.48	0	0	0.25%	11.3%	12/31/2017	2.53	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.4%
2020	1.8%
2019	5.6%
2018	3.0%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell International Developed Markets Fund S Class - 06-737 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.12
Band 100	-	-	2.19
Band 75	-	-	2.26
Band 50	-	-	2.33
Band 25	-	-	2.41
Band 0	-	-	2.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.12	0	$0	1.25%	11.4%	12/31/2021	$2.19	0	$0	1.00%	11.6%	12/31/2021	$2.26	0	$0	0.75%	11.9%
12/31/2020	1.90	0	0	1.25%	4.4%	12/31/2020	1.96	0	0	1.00%	4.7%	12/31/2020	2.02	0	0	0.75%	5.0%
12/31/2019	1.82	0	0	1.25%	18.4%	12/31/2019	1.87	0	0	1.00%	18.7%	12/31/2019	1.92	0	0	0.75%	19.0%
12/31/2018	1.54	0	0	1.25%	-16.4%	12/31/2018	1.57	0	0	1.00%	-16.2%	12/31/2018	1.62	0	0	0.75%	-16.0%
12/31/2017	1.84	0	0	1.25%	23.5%	12/31/2017	1.88	0	0	1.00%	23.8%	12/31/2017	1.92	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.33	0	$0	0.50%	12.2%	12/31/2021	$2.41	0	$0	0.25%	12.5%	12/31/2021	$2.49	0	$0	0.00%	12.8%
12/31/2020	2.08	0	0	0.50%	5.2%	12/31/2020	2.14	0	0	0.25%	5.5%	12/31/2020	2.21	0	0	0.00%	5.8%
12/31/2019	1.98	0	0	0.50%	19.3%	12/31/2019	2.03	0	0	0.25%	19.6%	12/31/2019	2.09	0	0	0.00%	19.9%
12/31/2018	1.66	0	0	0.50%	-15.8%	12/31/2018	1.70	0	0	0.25%	-15.5%	12/31/2018	1.74	0	0	0.00%	-15.3%
12/31/2017	1.97	0	0	0.50%	24.4%	12/31/2017	2.01	0	0	0.25%	24.7%	12/31/2017	2.06	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Investment Grade Bond Fund S Class - 06-738

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$355,281	$358,122	17,377
Receivables: investments sold	21,979
Payables: investments purchased	-
Net assets	$377,260

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$377,260	244,209	$1.54
Band 100	-	-	1.60
Band 75	-	-	1.65
Band 50	-	-	1.70
Band 25	-	-	1.76
Band 0	-	-	1.82
Total	$377,260	244,209

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,100
Mortality & expense charges			(4,536)
Net investment income (loss)			2,564

Gain (loss) on investments:
Net realized gain (loss)			1,760
Realized gain distributions			1,245
Net change in unrealized appreciation (depreciation)			(14,802)
Net gain (loss)			(11,797)

Increase (decrease) in net assets from operations			$(9,233)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,564	$955
Net realized gain (loss)		1,760	2,485
Realized gain distributions		1,245	12,870
Net change in unrealized appreciation (depreciation)		(14,802)	11,035

Increase (decrease) in net assets from operations		(9,233)	27,345

Contract owner transactions:
Proceeds from units sold		104,262	33,481
Cost of units redeemed		(97,225)	(59,342)
Account charges		(8)	(21)
Increase (decrease)		7,029	(25,882)
Net increase (decrease)		(2,204)	1,463
Net assets, beginning		379,464	378,001
Net assets, ending		$377,260	$379,464

Units sold		67,057	21,628
Units redeemed		(62,410)	(38,837)
Net increase (decrease)		4,647	(17,209)
Units outstanding, beginning		239,562	256,771
Units outstanding, ending		244,209	239,562

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$626,326
Cost of units redeemed/account charges			(292,576)
Net investment income (loss)			19,801
Net realized gain (loss)			(2,445)
Realized gain distributions			28,995
Net change in unrealized appreciation (depreciation)			(2,841)
Net assets			$377,260

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	244	$377	1.25%	-2.5%	12/31/2021	$1.60	0	$0	1.00%	-2.2%	12/31/2021	$1.65	0	$0	0.75%	-2.0%
12/31/2020	1.58	240	379	1.25%	7.6%	12/31/2020	1.63	0	0	1.00%	7.9%	12/31/2020	1.68	0	0	0.75%	8.1%
12/31/2019	1.47	257	378	1.25%	7.5%	12/31/2019	1.51	0	0	1.00%	7.8%	12/31/2019	1.56	0	0	0.75%	8.1%
12/31/2018	1.37	224	307	1.25%	-2.0%	12/31/2018	1.40	0	0	1.00%	-1.8%	12/31/2018	1.44	0	0	0.75%	-1.5%
12/31/2017	1.40	265	370	1.25%	2.2%	12/31/2017	1.43	0	0	1.00%	2.4%	12/31/2017	1.46	0	0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	0	$0	0.50%	-1.7%	12/31/2021	$1.76	0	$0	0.25%	-1.5%	12/31/2021	$1.82	0	$0	0.00%	-1.2%
12/31/2020	1.73	0	0	0.50%	8.4%	12/31/2020	1.79	0	0	0.25%	8.7%	12/31/2020	1.84	0	0	0.00%	9.0%
12/31/2019	1.60	0	0	0.50%	8.3%	12/31/2019	1.64	0	0	0.25%	8.6%	12/31/2019	1.69	0	0	0.00%	8.9%
12/31/2018	1.48	0	0	0.50%	-1.3%	12/31/2018	1.51	0	0	0.25%	-1.0%	12/31/2018	1.55	0	0	0.00%	-0.8%
12/31/2017	1.49	0	0	0.50%	3.0%	12/31/2017	1.53	0	0	0.25%	3.2%	12/31/2017	1.56	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.5%
2019	3.4%
2018	2.4%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Balanced Strategy Fund R1 Class - 06-659

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$839,657	$851,776	74,647
Receivables: investments sold	125
Payables: investments purchased	-
Net assets	$839,782

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$839,782	350,732	$2.39
Band 100	-	-	2.47
Band 75	-	-	2.56
Band 50	-	-	2.64
Band 25	-	-	2.73
Band 0	-	-	2.82
Total	$839,782	350,732

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$30,124
Mortality & expense charges			(12,617)
Net investment income (loss)			17,507

Gain (loss) on investments:
Net realized gain (loss)			36,012
Realized gain distributions			86,484
Net change in unrealized appreciation (depreciation)			(25,230)
Net gain (loss)			97,266

Increase (decrease) in net assets from operations			$114,773

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,507	$5,511
Net realized gain (loss)		36,012	(87,102)
Realized gain distributions		86,484	-
Net change in unrealized appreciation (depreciation)		(25,230)	61,535

Increase (decrease) in net assets from operations		114,773	(20,056)

Contract owner transactions:
Proceeds from units sold		135,279	107,225
Cost of units redeemed		(357,209)	(544,851)
Account charges		(4,099)	(3,336)
Increase (decrease)		(226,029)	(440,962)
Net increase (decrease)		(111,256)	(461,018)
Net assets, beginning		951,038	1,412,056
Net assets, ending		$839,782	$951,038

Units sold		58,972	58,390
Units redeemed		(153,973)	(296,036)
Net increase (decrease)		(95,001)	(237,646)
Units outstanding, beginning		445,733	683,379
Units outstanding, ending		350,732	445,733

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$34,223,750
Cost of units redeemed/account charges			(38,354,994)
Net investment income (loss)			1,051,364
Net realized gain (loss)			3,433,665
Realized gain distributions			498,116
Net change in unrealized appreciation (depreciation)			(12,119)
Net assets			$839,782

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.39	351	$840	1.25%	12.2%	12/31/2021	$2.47	0	$0	1.00%	12.5%	12/31/2021	$2.56	0	$0	0.75%	12.8%
12/31/2020	2.13	446	951	1.25%	3.3%	12/31/2020	2.20	0	0	1.00%	3.5%	12/31/2020	2.27	0	0	0.75%	3.8%
12/31/2019	2.07	683	1,412	1.25%	12.6%	12/31/2019	2.12	0	0	1.00%	12.9%	12/31/2019	2.18	0	0	0.75%	13.2%
12/31/2018	1.83	677	1,242	1.25%	-7.2%	12/31/2018	1.88	0	0	1.00%	-6.9%	12/31/2018	1.93	0	0	0.75%	-6.7%
12/31/2017	1.98	643	1,271	1.25%	9.2%	12/31/2017	2.02	0	0	1.00%	9.5%	12/31/2017	2.07	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.64	0	$0	0.50%	13.1%	12/31/2021	$2.73	0	$0	0.25%	13.3%	12/31/2021	$2.82	0	$0	0.00%	13.6%
12/31/2020	2.34	0	0	0.50%	4.0%	12/31/2020	2.41	0	0	0.25%	4.3%	12/31/2020	2.48	0	0	0.00%	4.6%
12/31/2019	2.24	0	0	0.50%	13.5%	12/31/2019	2.31	0	0	0.25%	13.8%	12/31/2019	2.37	0	0	0.00%	14.1%
12/31/2018	1.98	0	0	0.50%	-6.5%	12/31/2018	2.03	0	0	0.25%	-6.2%	12/31/2018	2.08	0	0	0.00%	-6.0%
12/31/2017	2.11	0	0	0.50%	10.0%	12/31/2017	2.16	0	0	0.25%	10.3%	12/31/2017	2.21	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.4%
2020	1.5%
2019	1.2%
2018	5.9%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Balanced Strategy Fund R5 Class - 06-665

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,233,800	$4,146,972	382,817
Receivables: investments sold	157
Payables: investments purchased	-
Net assets	$4,233,957

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,454,348	1,609,703	$2.15
Band 100	596,519	265,987	2.24
Band 75	-	-	2.34
Band 50	183,090	74,753	2.45
Band 25	-	-	2.56
Band 0	-	-	2.67
Total	$4,233,957	1,950,443

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$116,472
Mortality & expense charges			(48,556)
Net investment income (loss)			67,916

Gain (loss) on investments:
Net realized gain (loss)			34,685
Realized gain distributions			444,595
Net change in unrealized appreciation (depreciation)			(94,589)
Net gain (loss)			384,691

Increase (decrease) in net assets from operations			$452,607

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$67,916	$5,622
Net realized gain (loss)		34,685	(10,019)
Realized gain distributions		444,595	-
Net change in unrealized appreciation (depreciation)		(94,589)	105,474

Increase (decrease) in net assets from operations		452,607	101,077

Contract owner transactions:
Proceeds from units sold		250,445	318,434
Cost of units redeemed		(339,360)	(1,072,836)
Account charges		(906)	(760)
Increase (decrease)		(89,821)	(755,162)
Net increase (decrease)		362,786	(654,085)
Net assets, beginning		3,871,171	4,525,256
Net assets, ending		$4,233,957	$3,871,171

Units sold		121,189	208,422
Units redeemed		(164,246)	(612,451)
Net increase (decrease)		(43,057)	(404,029)
Units outstanding, beginning		1,993,500	2,397,529
Units outstanding, ending		1,950,443	1,993,500

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$61,023,323
Cost of units redeemed/account charges			(62,460,939)
Net investment income (loss)			2,004,329
Net realized gain (loss)			1,038,531
Realized gain distributions			2,541,885
Net change in unrealized appreciation (depreciation)			86,828
Net assets			$4,233,957

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.15	1,610	$3,454	1.25%	11.8%	12/31/2021	$2.24	266	$597	1.00%	12.0%	12/31/2021	$2.34	0	$0	0.75%	12.3%
12/31/2020	1.92	1,625	3,121	1.25%	2.8%	12/31/2020	2.00	290	580	1.00%	3.0%	12/31/2020	2.09	0	0	0.75%	3.3%
12/31/2019	1.87	1,954	3,652	1.25%	12.1%	12/31/2019	1.94	365	709	1.00%	12.4%	12/31/2019	2.02	0	0	0.75%	12.7%
12/31/2018	1.67	2,307	3,844	1.25%	-7.7%	12/31/2018	1.73	419	724	1.00%	-7.4%	12/31/2018	1.79	0	0	0.75%	-7.2%
12/31/2017	1.80	2,524	4,556	1.25%	8.6%	12/31/2017	1.87	558	1,042	1.00%	8.8%	12/31/2017	1.93	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.45	75	$183	0.50%	12.6%	12/31/2021	$2.56	0	$0	0.25%	12.9%	12/31/2021	$2.67	0	$0	0.00%	13.2%
12/31/2020	2.18	78	170	0.50%	3.5%	12/31/2020	2.27	0	0	0.25%	3.8%	12/31/2020	2.36	0	0	0.00%	4.0%
12/31/2019	2.10	78	164	0.50%	13.0%	12/31/2019	2.18	0	0	0.25%	13.3%	12/31/2019	2.27	0	0	0.00%	13.5%
12/31/2018	1.86	85	157	0.50%	-7.0%	12/31/2018	1.93	0	0	0.25%	-6.7%	12/31/2018	2.00	0	0	0.00%	-6.5%
12/31/2017	2.00	147	294	0.50%	9.4%	12/31/2017	2.07	0	0	0.25%	9.6%	12/31/2017	2.14	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.9%
2020	1.3%
2019	0.9%
2018	5.1%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Conservative Strategy Fund R1 Class - 06-661

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$120,496	$121,372	12,268
Receivables: investments sold	-
Payables: investments purchased	(16)
Net assets	$120,480

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$120,480	68,133	$1.77
Band 100	-	-	1.83
Band 75	-	-	1.89
Band 50	-	-	1.95
Band 25	-	-	2.01
Band 0	-	-	2.08
Total	$120,480	68,133

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,700
Mortality & expense charges			(1,661)
Net investment income (loss)			1,039

Gain (loss) on investments:
Net realized gain (loss)			1,280
Realized gain distributions			4,948
Net change in unrealized appreciation (depreciation)			(4,280)
Net gain (loss)			1,948

Increase (decrease) in net assets from operations			$2,987

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,039	$886
Net realized gain (loss)		1,280	64
Realized gain distributions		4,948	548
Net change in unrealized appreciation (depreciation)		(4,280)	4,819

Increase (decrease) in net assets from operations		2,987	6,317

Contract owner transactions:
Proceeds from units sold		3,725	6,185
Cost of units redeemed		(30,171)	(7,120)
Account charges		(40)	(113)
Increase (decrease)		(26,486)	(1,048)
Net increase (decrease)		(23,499)	5,269
Net assets, beginning		143,979	138,710
Net assets, ending		$120,480	$143,979

Units sold		2,117	3,758
Units redeemed		(17,256)	(4,315)
Net increase (decrease)		(15,139)	(557)
Units outstanding, beginning		83,272	83,829
Units outstanding, ending		68,133	83,272

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,285,783
Cost of units redeemed/account charges			(4,608,218)
Net investment income (loss)			165,353
Net realized gain (loss)			197,154
Realized gain distributions			81,284
Net change in unrealized appreciation (depreciation)			(876)
Net assets			$120,480

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	68	$120	1.25%	2.3%	12/31/2021	$1.83	0	$0	1.00%	2.5%	12/31/2021	$1.89	0	$0	0.75%	2.8%
12/31/2020	1.73	83	144	1.25%	4.5%	12/31/2020	1.78	0	0	1.00%	4.8%	12/31/2020	1.84	0	0	0.75%	5.0%
12/31/2019	1.65	84	139	1.25%	8.5%	12/31/2019	1.70	0	0	1.00%	8.8%	12/31/2019	1.75	0	0	0.75%	9.1%
12/31/2018	1.52	85	130	1.25%	-3.5%	12/31/2018	1.56	0	0	1.00%	-3.2%	12/31/2018	1.60	0	0	0.75%	-3.0%
12/31/2017	1.58	129	204	1.25%	4.6%	12/31/2017	1.62	0	0	1.00%	4.9%	12/31/2017	1.65	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.95	0	$0	0.50%	3.0%	12/31/2021	$2.01	0	$0	0.25%	3.3%	12/31/2021	$2.08	0	$0	0.00%	3.6%
12/31/2020	1.89	0	0	0.50%	5.3%	12/31/2020	1.95	0	0	0.25%	5.5%	12/31/2020	2.01	0	0	0.00%	5.8%
12/31/2019	1.80	0	0	0.50%	9.3%	12/31/2019	1.85	0	0	0.25%	9.6%	12/31/2019	1.90	0	0	0.00%	9.9%
12/31/2018	1.64	0	0	0.50%	-2.7%	12/31/2018	1.69	0	0	0.25%	-2.5%	12/31/2018	1.73	0	0	0.00%	-2.2%
12/31/2017	1.69	0	0	0.50%	5.4%	12/31/2017	1.73	0	0	0.25%	5.6%	12/31/2017	1.77	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	1.8%
2019	3.0%
2018	2.5%
2017	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Conservative Strategy Fund R5 Class - 06-655

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$842,381	$856,091	86,092
Receivables: investments sold	-
Payables: investments purchased	(398)
Net assets	$841,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$414,152	263,158	$1.57
Band 100	175,680	106,815	1.64
Band 75	-	-	1.72
Band 50	252,151	140,383	1.80
Band 25	-	-	1.88
Band 0	-	-	1.96
Total	$841,983	510,356

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$17,968
Mortality & expense charges			(8,635)
Net investment income (loss)			9,333

Gain (loss) on investments:
Net realized gain (loss)			4,330
Realized gain distributions			34,829
Net change in unrealized appreciation (depreciation)			(29,696)
Net gain (loss)			9,463

Increase (decrease) in net assets from operations			$18,796

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,333	$5,572
Net realized gain (loss)		4,330	(2,853)
Realized gain distributions		34,829	3,311
Net change in unrealized appreciation (depreciation)		(29,696)	42,451

Increase (decrease) in net assets from operations		18,796	48,481

Contract owner transactions:
Proceeds from units sold		43,332	129,884
Cost of units redeemed		(86,561)	(14,023)
Account charges		(181)	(181)
Increase (decrease)		(43,410)	115,680
Net increase (decrease)		(24,614)	164,161
Net assets, beginning		866,597	702,436
Net assets, ending		$841,983	$866,597

Units sold		28,008	112,565
Units redeemed		(53,736)	(35,939)
Net increase (decrease)		(25,728)	76,626
Units outstanding, beginning		536,084	459,458
Units outstanding, ending		510,356	536,084

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,844,920
Cost of units redeemed/account charges			(9,690,086)
Net investment income (loss)			366,094
Net realized gain (loss)			(21,138)
Realized gain distributions			355,903
Net change in unrealized appreciation (depreciation)			(13,710)
Net assets			$841,983

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	263	$414	1.25%	1.7%	12/31/2021	$1.64	107	$176	1.00%	2.0%	12/31/2021	$1.72	0	$0	0.75%	2.3%
12/31/2020	1.55	265	410	1.25%	3.9%	12/31/2020	1.61	131	211	1.00%	4.2%	12/31/2020	1.68	0	0	0.75%	4.4%
12/31/2019	1.49	269	401	1.25%	7.9%	12/31/2019	1.55	133	206	1.00%	8.2%	12/31/2019	1.61	0	0	0.75%	8.5%
12/31/2018	1.38	280	386	1.25%	-4.0%	12/31/2018	1.43	135	193	1.00%	-3.7%	12/31/2018	1.48	0	0	0.75%	-3.5%
12/31/2017	1.44	452	648	1.25%	4.0%	12/31/2017	1.49	345	513	1.00%	4.3%	12/31/2017	1.54	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.80	140	$252	0.50%	2.5%	12/31/2021	$1.88	0	$0	0.25%	2.8%	12/31/2021	$1.96	0	$0	0.00%	3.0%
12/31/2020	1.75	140	246	0.50%	4.7%	12/31/2020	1.83	0	0	0.25%	4.9%	12/31/2020	1.90	0	0	0.00%	5.2%
12/31/2019	1.67	57	96	0.50%	8.8%	12/31/2019	1.74	0	0	0.25%	9.0%	12/31/2019	1.81	0	0	0.00%	9.3%
12/31/2018	1.54	31	47	0.50%	-3.2%	12/31/2018	1.60	0	0	0.25%	-3.0%	12/31/2018	1.66	0	0	0.00%	-2.7%
12/31/2017	1.59	89	142	0.50%	4.8%	12/31/2017	1.65	0	0	0.25%	5.1%	12/31/2017	1.70	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	1.7%
2019	2.4%
2018	1.7%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$413,304	$336,427	27,061
Receivables: investments sold	-
Payables: investments purchased	(71)
Net assets	$413,233

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$413,233	143,747	$2.87
Band 100	-	-	2.97
Band 75	-	-	3.07
Band 50	-	-	3.17
Band 25	-	-	3.28
Band 0	-	-	3.38
Total	$413,233	143,747

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11,104
Mortality & expense charges			(6,539)
Net investment income (loss)			4,565

Gain (loss) on investments:
Net realized gain (loss)			60,978
Realized gain distributions			20,855
Net change in unrealized appreciation (depreciation)			10,789
Net gain (loss)			92,622

Increase (decrease) in net assets from operations			$97,187

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,565	$4,487
Net realized gain (loss)		60,978	(114)
Realized gain distributions		20,855	-
Net change in unrealized appreciation (depreciation)		10,789	15,555

Increase (decrease) in net assets from operations		97,187	19,928

Contract owner transactions:
Proceeds from units sold		34,819	39,957
Cost of units redeemed		(238,051)	(4,528)
Account charges		(244)	(210)
Increase (decrease)		(203,476)	35,219
Net increase (decrease)		(106,289)	55,147
Net assets, beginning		519,522	464,375
Net assets, ending		$413,233	$519,522

Units sold		13,111	19,883
Units redeemed		(85,339)	(3,188)
Net increase (decrease)		(72,228)	16,695
Units outstanding, beginning		215,975	199,280
Units outstanding, ending		143,747	215,975

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,269,242
Cost of units redeemed/account charges			(3,582,851)
Net investment income (loss)			68,420
Net realized gain (loss)			551,769
Realized gain distributions			29,776
Net change in unrealized appreciation (depreciation)			76,877
Net assets			$413,233

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.87	144	$413	1.25%	19.5%	12/31/2021	$2.97	0	$0	1.00%	19.8%	12/31/2021	$3.07	0	$0	0.75%	20.1%
12/31/2020	2.41	216	520	1.25%	3.2%	12/31/2020	2.48	0	0	1.00%	3.5%	12/31/2020	2.55	0	0	0.75%	3.7%
12/31/2019	2.33	199	464	1.25%	17.6%	12/31/2019	2.40	0	0	1.00%	17.9%	12/31/2019	2.46	0	0	0.75%	18.2%
12/31/2018	1.98	205	406	1.25%	-10.4%	12/31/2018	2.03	0	0	1.00%	-10.2%	12/31/2018	2.08	0	0	0.75%	-10.0%
12/31/2017	2.21	213	471	1.25%	14.8%	12/31/2017	2.26	0	0	1.00%	15.1%	12/31/2017	2.32	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.17	0	$0	0.50%	20.4%	12/31/2021	$3.28	0	$0	0.25%	20.7%	12/31/2021	$3.38	0	$0	0.00%	21.0%
12/31/2020	2.63	0	0	0.50%	4.0%	12/31/2020	2.71	0	0	0.25%	4.3%	12/31/2020	2.80	0	0	0.00%	4.5%
12/31/2019	2.53	0	0	0.50%	18.5%	12/31/2019	2.60	0	0	0.25%	18.8%	12/31/2019	2.68	0	0	0.00%	19.1%
12/31/2018	2.14	0	0	0.50%	-9.8%	12/31/2018	2.19	0	0	0.25%	-9.5%	12/31/2018	2.25	0	0	0.00%	-9.3%
12/31/2017	2.37	0	0	0.50%	15.6%	12/31/2017	2.42	0	0	0.25%	15.9%	12/31/2017	2.48	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	2.0%
2019	1.1%
2018	4.7%
2017	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,471,903	$1,102,066	101,941
Receivables: investments sold	138
Payables: investments purchased	-
Net assets	$1,472,041

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$804,765	329,093	$2.45
Band 100	160,445	62,784	2.56
Band 75	-	-	2.67
Band 50	506,831	181,599	2.79
Band 25	-	-	2.92
Band 0	-	-	3.05
Total	$1,472,041	573,476

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$32,630
Mortality & expense charges			(13,543)
Net investment income (loss)			19,087

Gain (loss) on investments:
Net realized gain (loss)			32,049
Realized gain distributions			78,375
Net change in unrealized appreciation (depreciation)			111,884
Net gain (loss)			222,308

Increase (decrease) in net assets from operations			$241,395

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,087	$10,837
Net realized gain (loss)		32,049	16,606
Realized gain distributions		78,375	-
Net change in unrealized appreciation (depreciation)		111,884	4,876

Increase (decrease) in net assets from operations		241,395	32,319

Contract owner transactions:
Proceeds from units sold		48,518	27,610
Cost of units redeemed		(71,492)	(170,129)
Account charges		(277)	(425)
Increase (decrease)		(23,251)	(142,944)
Net increase (decrease)		218,144	(110,625)
Net assets, beginning		1,253,897	1,364,522
Net assets, ending		$1,472,041	$1,253,897

Units sold		21,909	17,724
Units redeemed		(31,216)	(90,206)
Net increase (decrease)		(9,307)	(72,482)
Units outstanding, beginning		582,783	655,265
Units outstanding, ending		573,476	582,783

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,050,609
Cost of units redeemed/account charges			(10,847,955)
Net investment income (loss)			283,838
Net realized gain (loss)			250,516
Realized gain distributions			365,196
Net change in unrealized appreciation (depreciation)			369,837
Net assets			$1,472,041

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.45	329	$805	1.25%	18.9%	12/31/2021	$2.56	63	$160	1.00%	19.2%	12/31/2021	$2.67	0	$0	0.75%	19.5%
12/31/2020	2.06	333	684	1.25%	2.8%	12/31/2020	2.14	68	147	1.00%	3.0%	12/31/2020	2.23	0	0	0.75%	3.3%
12/31/2019	2.00	388	777	1.25%	16.9%	12/31/2019	2.08	77	161	1.00%	17.2%	12/31/2019	2.16	0	0	0.75%	17.5%
12/31/2018	1.71	625	1,070	1.25%	-10.8%	12/31/2018	1.77	84	149	1.00%	-10.6%	12/31/2018	1.84	0	0	0.75%	-10.4%
12/31/2017	1.92	621	1,193	1.25%	14.1%	12/31/2017	1.99	92	184	1.00%	14.4%	12/31/2017	2.05	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.79	182	$507	0.50%	19.8%	12/31/2021	$2.92	0	$0	0.25%	20.1%	12/31/2021	$3.05	0	$0	0.00%	20.4%
12/31/2020	2.33	182	423	0.50%	3.5%	12/31/2020	2.43	0	0	0.25%	3.8%	12/31/2020	2.53	0	0	0.00%	4.1%
12/31/2019	2.25	190	427	0.50%	17.8%	12/31/2019	2.34	0	0	0.25%	18.1%	12/31/2019	2.43	0	0	0.00%	18.4%
12/31/2018	1.91	190	362	0.50%	-10.2%	12/31/2018	1.98	0	0	0.25%	-9.9%	12/31/2018	2.05	0	0	0.00%	-9.7%
12/31/2017	2.13	190	405	0.50%	15.0%	12/31/2017	2.20	0	0	0.25%	15.3%	12/31/2017	2.28	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	1.7%
2019	0.9%
2018	4.7%
2017	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Growth Strategy Fund R1 Class - 06-663

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,159,377	$2,052,127	170,961
Receivables: investments sold	1,578
Payables: investments purchased	-
Net assets	$2,160,955

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,160,955	800,803	$2.70
Band 100	-	-	2.79
Band 75	-	-	2.88
Band 50	-	-	2.98
Band 25	-	-	3.07
Band 0	-	-	3.18
Total	$2,160,955	800,803

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$81,179
Mortality & expense charges			(23,694)
Net investment income (loss)			57,485

Gain (loss) on investments:
Net realized gain (loss)			15,461
Realized gain distributions			250,637
Net change in unrealized appreciation (depreciation)			(35,049)
Net gain (loss)			231,049

Increase (decrease) in net assets from operations			$288,534

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$57,485	$(5,404)
Net realized gain (loss)		15,461	(5,269)
Realized gain distributions		250,637	963
Net change in unrealized appreciation (depreciation)		(35,049)	99,963

Increase (decrease) in net assets from operations		288,534	90,253

Contract owner transactions:
Proceeds from units sold		262,769	134,646
Cost of units redeemed		(87,998)	(68,215)
Account charges		(556)	(505)
Increase (decrease)		174,215	65,926
Net increase (decrease)		462,749	156,179
Net assets, beginning		1,698,206	1,542,027
Net assets, ending		$2,160,955	$1,698,206

Units sold		101,356	67,254
Units redeemed		(34,883)	(34,837)
Net increase (decrease)		66,473	32,417
Units outstanding, beginning		734,330	701,913
Units outstanding, ending		800,803	734,330

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,196,227
Cost of units redeemed/account charges			(6,995,583)
Net investment income (loss)			323,336
Net realized gain (loss)			1,084,138
Realized gain distributions			445,587
Net change in unrealized appreciation (depreciation)			107,250
Net assets			$2,160,955

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.70	801	$2,161	1.25%	16.7%	12/31/2021	$2.79	0	$0	1.00%	17.0%	12/31/2021	$2.88	0	$0	0.75%	17.3%
12/31/2020	2.31	734	1,698	1.25%	5.3%	12/31/2020	2.38	0	0	1.00%	5.5%	12/31/2020	2.46	0	0	0.75%	5.8%
12/31/2019	2.20	702	1,542	1.25%	14.5%	12/31/2019	2.26	0	0	1.00%	14.8%	12/31/2019	2.32	0	0	0.75%	15.1%
12/31/2018	1.92	795	1,526	1.25%	-8.5%	12/31/2018	1.97	0	0	1.00%	-8.3%	12/31/2018	2.02	0	0	0.75%	-8.1%
12/31/2017	2.10	779	1,635	1.25%	12.8%	12/31/2017	2.15	0	0	1.00%	13.0%	12/31/2017	2.19	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.98	0	$0	0.50%	17.6%	12/31/2021	$3.07	0	$0	0.25%	17.9%	12/31/2021	$3.18	0	$0	0.00%	18.2%
12/31/2020	2.53	0	0	0.50%	6.1%	12/31/2020	2.61	0	0	0.25%	6.3%	12/31/2020	2.69	0	0	0.00%	6.6%
12/31/2019	2.39	0	0	0.50%	15.4%	12/31/2019	2.45	0	0	0.25%	15.6%	12/31/2019	2.52	0	0	0.00%	15.9%
12/31/2018	2.07	0	0	0.50%	-7.8%	12/31/2018	2.12	0	0	0.25%	-7.6%	12/31/2018	2.18	0	0	0.00%	-7.4%
12/31/2017	2.24	0	0	0.50%	13.6%	12/31/2017	2.30	0	0	0.25%	13.9%	12/31/2017	2.35	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.2%
2020	0.8%
2019	1.3%
2018	5.7%
2017	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Growth Strategy Fund R5 Class - 06-670

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,220,643	$2,000,275	179,570
Receivables: investments sold	640
Payables: investments purchased	-
Net assets	$2,221,283

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,575,299	668,686	$2.36
Band 100	262,445	106,606	2.46
Band 75	-	-	2.57
Band 50	383,539	142,648	2.69
Band 25	-	-	2.81
Band 0	-	-	2.94
Total	$2,221,283	917,940

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$77,786
Mortality & expense charges			(22,931)
Net investment income (loss)			54,855

Gain (loss) on investments:
Net realized gain (loss)			23,735
Realized gain distributions			263,032
Net change in unrealized appreciation (depreciation)			(30,945)
Net gain (loss)			255,822

Increase (decrease) in net assets from operations			$310,677

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$54,855	$(10,424)
Net realized gain (loss)		23,735	27,273
Realized gain distributions		263,032	1,113
Net change in unrealized appreciation (depreciation)		(30,945)	70,554

Increase (decrease) in net assets from operations		310,677	88,516

Contract owner transactions:
Proceeds from units sold		96,015	71,626
Cost of units redeemed		(114,699)	(380,927)
Account charges		(368)	(634)
Increase (decrease)		(19,052)	(309,935)
Net increase (decrease)		291,625	(221,419)
Net assets, beginning		1,929,658	2,151,077
Net assets, ending		$2,221,283	$1,929,658

Units sold		42,809	40,248
Units redeemed		(53,149)	(198,161)
Net increase (decrease)		(10,340)	(157,913)
Units outstanding, beginning		928,280	1,086,193
Units outstanding, ending		917,940	928,280

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$20,292,789
Cost of units redeemed/account charges			(21,339,176)
Net investment income (loss)			626,041
Net realized gain (loss)			1,456,345
Realized gain distributions			964,916
Net change in unrealized appreciation (depreciation)			220,368
Net assets			$2,221,283

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.36	669	$1,575	1.25%	16.1%	12/31/2021	$2.46	107	$262	1.00%	16.4%	12/31/2021	$2.57	0	$0	0.75%	16.7%
12/31/2020	2.03	684	1,388	1.25%	4.8%	12/31/2020	2.12	110	232	1.00%	5.1%	12/31/2020	2.21	0	0	0.75%	5.3%
12/31/2019	1.94	799	1,548	1.25%	13.9%	12/31/2019	2.01	130	262	1.00%	14.2%	12/31/2019	2.09	0	0	0.75%	14.5%
12/31/2018	1.70	963	1,638	1.25%	-8.9%	12/31/2018	1.76	144	253	1.00%	-8.7%	12/31/2018	1.83	0	0	0.75%	-8.5%
12/31/2017	1.87	1,003	1,873	1.25%	12.2%	12/31/2017	1.93	160	310	1.00%	12.4%	12/31/2017	2.00	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.69	143	$384	0.50%	16.9%	12/31/2021	$2.81	0	$0	0.25%	17.2%	12/31/2021	$2.94	0	$0	0.00%	17.5%
12/31/2020	2.30	134	309	0.50%	5.6%	12/31/2020	2.40	0	0	0.25%	5.9%	12/31/2020	2.50	0	0	0.00%	6.1%
12/31/2019	2.18	157	341	0.50%	14.7%	12/31/2019	2.26	0	0	0.25%	15.0%	12/31/2019	2.35	0	0	0.00%	15.3%
12/31/2018	1.90	171	324	0.50%	-8.3%	12/31/2018	1.97	0	0	0.25%	-8.0%	12/31/2018	2.04	0	0	0.00%	-7.8%
12/31/2017	2.07	246	508	0.50%	13.0%	12/31/2017	2.14	0	0	0.25%	13.3%	12/31/2017	2.21	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.7%
2020	0.5%
2019	1.1%
2018	4.9%
2017	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Moderate Strategy Fund R1 Class - 06-664

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$458,128	$471,025	44,427
Receivables: investments sold	-
Payables: investments purchased	(79)
Net assets	$458,049

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$458,049	223,417	$2.05
Band 100	-	-	2.12
Band 75	-	-	2.19
Band 50	-	-	2.26
Band 25	-	-	2.34
Band 0	-	-	2.41
Total	$458,049	223,417

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,348
Mortality & expense charges			(6,713)
Net investment income (loss)			6,635

Gain (loss) on investments:
Net realized gain (loss)			6,863
Realized gain distributions			28,406
Net change in unrealized appreciation (depreciation)			(4,541)
Net gain (loss)			30,728

Increase (decrease) in net assets from operations			$37,363

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,635	$47
Net realized gain (loss)		6,863	(5,019)
Realized gain distributions		28,406	-
Net change in unrealized appreciation (depreciation)		(4,541)	19,355

Increase (decrease) in net assets from operations		37,363	14,383

Contract owner transactions:
Proceeds from units sold		25,361	37,259
Cost of units redeemed		(164,426)	(22,362)
Account charges		(410)	(465)
Increase (decrease)		(139,475)	14,432
Net increase (decrease)		(102,112)	28,815
Net assets, beginning		560,161	531,346
Net assets, ending		$458,049	$560,161

Units sold		12,683	20,916
Units redeemed		(81,953)	(12,485)
Net increase (decrease)		(69,270)	8,431
Units outstanding, beginning		292,687	284,256
Units outstanding, ending		223,417	292,687

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,288,102
Cost of units redeemed/account charges			(10,210,309)
Net investment income (loss)			610,403
Net realized gain (loss)			1,633,674
Realized gain distributions			149,076
Net change in unrealized appreciation (depreciation)			(12,897)
Net assets			$458,049

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.05	223	$458	1.25%	7.1%	12/31/2021	$2.12	0	$0	1.00%	7.4%	12/31/2021	$2.19	0	$0	0.75%	7.7%
12/31/2020	1.91	293	560	1.25%	2.4%	12/31/2020	1.97	0	0	1.00%	2.6%	12/31/2020	2.03	0	0	0.75%	2.9%
12/31/2019	1.87	284	531	1.25%	9.8%	12/31/2019	1.92	0	0	1.00%	10.0%	12/31/2019	1.98	0	0	0.75%	10.3%
12/31/2018	1.70	301	512	1.25%	-5.4%	12/31/2018	1.75	0	0	1.00%	-5.2%	12/31/2018	1.79	0	0	0.75%	-5.0%
12/31/2017	1.80	285	513	1.25%	7.3%	12/31/2017	1.84	0	0	1.00%	7.6%	12/31/2017	1.88	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.26	0	$0	0.50%	7.9%	12/31/2021	$2.34	0	$0	0.25%	8.2%	12/31/2021	$2.41	0	$0	0.00%	8.5%
12/31/2020	2.09	0	0	0.50%	3.2%	12/31/2020	2.16	0	0	0.25%	3.4%	12/31/2020	2.22	0	0	0.00%	3.7%
12/31/2019	2.03	0	0	0.50%	10.6%	12/31/2019	2.09	0	0	0.25%	10.9%	12/31/2019	2.15	0	0	0.00%	11.1%
12/31/2018	1.84	0	0	0.50%	-4.7%	12/31/2018	1.88	0	0	0.25%	-4.5%	12/31/2018	1.93	0	0	0.00%	-4.2%
12/31/2017	1.93	0	0	0.50%	8.1%	12/31/2017	1.97	0	0	0.25%	8.4%	12/31/2017	2.02	0	0	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	1.2%
2019	1.9%
2018	4.4%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Moderate Strategy Fund R5 Class - 06-660

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,308,833	$1,340,058	128,320
Receivables: investments sold	-
Payables: investments purchased	(1,243)
Net assets	$1,307,590

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,034,928	571,005	$1.81
Band 100	264,762	139,784	1.89
Band 75	-	-	1.98
Band 50	7,900	3,819	2.07
Band 25	-	-	2.16
Band 0	-	-	2.26
Total	$1,307,590	714,608

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$36,957
Mortality & expense charges			(15,614)
Net investment income (loss)			21,343

Gain (loss) on investments:
Net realized gain (loss)			5,197
Realized gain distributions			82,196
Net change in unrealized appreciation (depreciation)			(23,730)
Net gain (loss)			63,663

Increase (decrease) in net assets from operations			$85,006

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,343	$(1,563)
Net realized gain (loss)		5,197	(8,462)
Realized gain distributions		82,196	-
Net change in unrealized appreciation (depreciation)		(23,730)	30,909

Increase (decrease) in net assets from operations		85,006	20,884

Contract owner transactions:
Proceeds from units sold		33,699	13,346
Cost of units redeemed		(71,199)	(97,644)
Account charges		(422)	(470)
Increase (decrease)		(37,922)	(84,768)
Net increase (decrease)		47,084	(63,884)
Net assets, beginning		1,260,506	1,324,390
Net assets, ending		$1,307,590	$1,260,506

Units sold		34,747	29,618
Units redeemed		(55,164)	(81,188)
Net increase (decrease)		(20,417)	(51,570)
Units outstanding, beginning		735,025	786,595
Units outstanding, ending		714,608	735,025

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,539,168
Cost of units redeemed/account charges			(12,653,105)
Net investment income (loss)			627,919
Net realized gain (loss)			113,890
Realized gain distributions			710,943
Net change in unrealized appreciation (depreciation)			(31,225)
Net assets			$1,307,590

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.81	571	$1,035	1.25%	6.7%	12/31/2021	$1.89	140	$265	1.00%	6.9%	12/31/2021	$1.98	0	$0	0.75%	7.2%
12/31/2020	1.70	582	989	1.25%	1.8%	12/31/2020	1.77	149	264	1.00%	2.0%	12/31/2020	1.85	0	0	0.75%	2.3%
12/31/2019	1.67	625	1,044	1.25%	9.2%	12/31/2019	1.74	157	273	1.00%	9.4%	12/31/2019	1.81	0	0	0.75%	9.7%
12/31/2018	1.53	789	1,207	1.25%	-5.9%	12/31/2018	1.59	192	305	1.00%	-5.7%	12/31/2018	1.65	0	0	0.75%	-5.4%
12/31/2017	1.63	1,154	1,875	1.25%	6.9%	12/31/2017	1.68	223	376	1.00%	7.2%	12/31/2017	1.74	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.07	4	$8	0.50%	7.5%	12/31/2021	$2.16	0	$0	0.25%	7.7%	12/31/2021	$2.26	0	$0	0.00%	8.0%
12/31/2020	1.92	4	7	0.50%	2.5%	12/31/2020	2.01	0	0	0.25%	2.8%	12/31/2020	2.09	0	0	0.00%	3.1%
12/31/2019	1.88	4	7	0.50%	10.0%	12/31/2019	1.95	0	0	0.25%	10.3%	12/31/2019	2.03	0	0	0.00%	10.5%
12/31/2018	1.71	50	86	0.50%	-5.2%	12/31/2018	1.77	0	0	0.25%	-4.9%	12/31/2018	1.84	0	0	0.00%	-4.7%
12/31/2017	1.80	103	186	0.50%	7.7%	12/31/2017	1.86	0	0	0.25%	8.0%	12/31/2017	1.93	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.9%
2020	1.0%
2019	1.4%
2018	3.2%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Short Duration Bond Fund S Class - 06-748

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$249,753	$250,377	12,957
Receivables: investments sold	591
Payables: investments purchased	-
Net assets	$250,344

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$250,344	197,227	$1.27
Band 100	-	-	1.31
Band 75	-	-	1.35
Band 50	-	-	1.40
Band 25	-	-	1.45
Band 0	-	-	1.49
Total	$250,344	197,227

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,122
Mortality & expense charges			(3,141)
Net investment income (loss)			(1,019)

Gain (loss) on investments:
Net realized gain (loss)			401
Realized gain distributions			2,113
Net change in unrealized appreciation (depreciation)			(6,568)
Net gain (loss)			(4,054)

Increase (decrease) in net assets from operations			$(5,073)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,019)	$3,528
Net realized gain (loss)		401	7,757
Realized gain distributions		2,113	-
Net change in unrealized appreciation (depreciation)		(6,568)	3,293

Increase (decrease) in net assets from operations		(5,073)	14,578

Contract owner transactions:
Proceeds from units sold		18,477	103,239
Cost of units redeemed		(20,209)	(272,015)
Account charges		(20)	(25)
Increase (decrease)		(1,752)	(168,801)
Net increase (decrease)		(6,825)	(154,223)
Net assets, beginning		257,169	411,392
Net assets, ending		$250,344	$257,169

Units sold		14,365	80,646
Units redeemed		(15,717)	(211,424)
Net increase (decrease)		(1,352)	(130,778)
Units outstanding, beginning		198,579	329,357
Units outstanding, ending		197,227	198,579

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,218,033
Cost of units redeemed/account charges			(4,013,242)
Net investment income (loss)			40,472
Net realized gain (loss)			680
Realized gain distributions			5,025
Net change in unrealized appreciation (depreciation)			(624)
Net assets			$250,344

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.27	197	$250	1.25%	-2.0%	12/31/2021	$1.31	0	$0	1.00%	-1.7%	12/31/2021	$1.35	0	$0	0.75%	-1.5%
12/31/2020	1.30	199	257	1.25%	3.7%	12/31/2020	1.33	0	0	1.00%	3.9%	12/31/2020	1.38	0	0	0.75%	4.2%
12/31/2019	1.25	329	411	1.25%	3.4%	12/31/2019	1.28	0	0	1.00%	3.6%	12/31/2019	1.32	0	0	0.75%	3.9%
12/31/2018	1.21	982	1,186	1.25%	0.0%	12/31/2018	1.24	0	0	1.00%	0.3%	12/31/2018	1.27	0	0	0.75%	0.5%
12/31/2017	1.21	1,527	1,845	1.25%	0.1%	12/31/2017	1.24	0	0	1.00%	0.3%	12/31/2017	1.26	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	-1.2%	12/31/2021	$1.45	0	$0	0.25%	-1.0%	12/31/2021	$1.49	0	$0	0.00%	-0.8%
12/31/2020	1.42	0	0	0.50%	4.5%	12/31/2020	1.46	0	0	0.25%	4.7%	12/31/2020	1.51	0	0	0.00%	5.0%
12/31/2019	1.36	0	0	0.50%	4.2%	12/31/2019	1.39	0	0	0.25%	4.4%	12/31/2019	1.43	0	0	0.00%	4.7%
12/31/2018	1.30	0	0	0.50%	0.8%	12/31/2018	1.34	0	0	0.25%	1.0%	12/31/2018	1.37	0	0	0.00%	1.3%
12/31/2017	1.29	0	0	0.50%	0.8%	12/31/2017	1.32	0	0	0.25%	1.1%	12/31/2017	1.35	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	2.5%
2019	3.3%
2018	2.4%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Strategic Bond Fund S Class - 06-741 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.68
Band 100	-	-	1.73
Band 75	-	-	1.79
Band 50	-	-	1.85
Band 25	-	-	1.91
Band 0	-	-	1.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,284,325
Cost of units redeemed/account charges			(1,299,164)
Net investment income (loss)			(1,986)
Net realized gain (loss)			(10,514)
Realized gain distributions			27,339
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	1.25%	-2.9%	12/31/2021	$1.73	0	$0	1.00%	-2.7%	12/31/2021	$1.79	0	$0	0.75%	-2.5%
12/31/2020	1.73	0	0	1.25%	7.5%	12/31/2020	1.78	0	0	1.00%	7.8%	12/31/2020	1.83	0	0	0.75%	8.1%
12/31/2019	1.61	0	0	1.25%	8.1%	12/31/2019	1.65	0	0	1.00%	8.4%	12/31/2019	1.70	0	0	0.75%	8.7%
12/31/2018	1.49	0	0	1.25%	-2.0%	12/31/2018	1.52	0	0	1.00%	-1.7%	12/31/2018	1.56	0	0	0.75%	-1.5%
12/31/2017	1.52	0	0	1.25%	2.8%	12/31/2017	1.55	0	0	1.00%	3.0%	12/31/2017	1.59	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	0	$0	0.50%	-2.2%	12/31/2021	$1.91	0	$0	0.25%	-2.0%	12/31/2021	$1.97	0	$0	0.00%	-1.7%
12/31/2020	1.89	0	0	0.50%	8.3%	12/31/2020	1.95	0	0	0.25%	8.6%	12/31/2020	2.01	0	0	0.00%	8.9%
12/31/2019	1.74	0	0	0.50%	8.9%	12/31/2019	1.79	0	0	0.25%	9.2%	12/31/2019	1.84	0	0	0.00%	9.5%
12/31/2018	1.60	0	0	0.50%	-1.3%	12/31/2018	1.64	0	0	0.25%	-1.0%	12/31/2018	1.68	0	0	0.00%	-0.8%
12/31/2017	1.62	0	0	0.50%	3.6%	12/31/2017	1.66	0	0	0.25%	3.8%	12/31/2017	1.70	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Equity Income Fund S Class - 06-742

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$248,041	$210,087	7,893
Receivables: investments sold	-
Payables: investments purchased	(183)
Net assets	$247,858

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$247,858	52,930	$4.68
Band 100	-	-	4.84
Band 75	-	-	5.00
Band 50	-	-	5.16
Band 25	-	-	5.33
Band 0	-	-	5.51
Total	$247,858	52,930

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,971
Mortality & expense charges			(2,651)
Net investment income (loss)			(680)

Gain (loss) on investments:
Net realized gain (loss)			832
Realized gain distributions			21,802
Net change in unrealized appreciation (depreciation)			26,217
Net gain (loss)			48,851

Increase (decrease) in net assets from operations			$48,171

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(680)	$481
Net realized gain (loss)		832	(379)
Realized gain distributions		21,802	3,709
Net change in unrealized appreciation (depreciation)		26,217	8,604

Increase (decrease) in net assets from operations		48,171	12,415

Contract owner transactions:
Proceeds from units sold		20,052	-
Cost of units redeemed		(2,047)	(3,262)
Account charges		(27)	(29)
Increase (decrease)		17,978	(3,291)
Net increase (decrease)		66,149	9,124
Net assets, beginning		181,709	172,585
Net assets, ending		$247,858	$181,709

Units sold		4,603	-
Units redeemed		(487)	(1,030)
Net increase (decrease)		4,116	(1,030)
Units outstanding, beginning		48,814	49,844
Units outstanding, ending		52,930	48,814

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$206,917
Cost of units redeemed/account charges			(213,786)
Net investment income (loss)			(911)
Net realized gain (loss)			55,118
Realized gain distributions			162,566
Net change in unrealized appreciation (depreciation)			37,954
Net assets			$247,858

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.68	53	$248	1.25%	25.8%	12/31/2021	$4.84	0	$0	1.00%	26.1%	12/31/2021	$5.00	0	$0	0.75%	26.4%
12/31/2020	3.72	49	182	1.25%	7.5%	12/31/2020	3.84	0	0	1.00%	7.8%	12/31/2020	3.95	0	0	0.75%	8.0%
12/31/2019	3.46	50	173	1.25%	27.8%	12/31/2019	3.56	0	0	1.00%	28.1%	12/31/2019	3.66	0	0	0.75%	28.4%
12/31/2018	2.71	50	136	1.25%	-9.3%	12/31/2018	2.78	0	0	1.00%	-9.1%	12/31/2018	2.85	0	0	0.75%	-8.9%
12/31/2017	2.99	63	189	1.25%	19.6%	12/31/2017	3.06	0	0	1.00%	19.9%	12/31/2017	3.13	0	0	0.75%	20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.16	0	$0	0.50%	26.7%	12/31/2021	$5.33	0	$0	0.25%	27.1%	12/31/2021	$5.51	0	$0	0.00%	27.4%
12/31/2020	4.07	0	0	0.50%	8.3%	12/31/2020	4.20	0	0	0.25%	8.6%	12/31/2020	4.33	0	0	0.00%	8.9%
12/31/2019	3.76	0	0	0.50%	28.7%	12/31/2019	3.87	0	0	0.25%	29.1%	12/31/2019	3.97	0	0	0.00%	29.4%
12/31/2018	2.92	0	0	0.50%	-8.6%	12/31/2018	3.00	0	0	0.25%	-8.4%	12/31/2018	3.07	0	0	0.00%	-8.2%
12/31/2017	3.20	0	0	0.50%	20.5%	12/31/2017	3.27	0	0	0.25%	20.8%	12/31/2017	3.35	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	1.4%
2019	1.9%
2018	1.4%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Sustainable Equity Fund S Class - 06-744

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,281	$4,043	83
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$4,279

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,279	890	$4.81
Band 100	-	-	4.96
Band 75	-	-	5.13
Band 50	-	-	5.30
Band 25	-	-	5.47
Band 0	-	-	5.66
Total	$4,279	890

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13
Mortality & expense charges			(47)
Net investment income (loss)			(34)

Gain (loss) on investments:
Net realized gain (loss)			10
Realized gain distributions			783
Net change in unrealized appreciation (depreciation)			55
Net gain (loss)			848

Increase (decrease) in net assets from operations			$814

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34)	$(5)
Net realized gain (loss)		10	2
Realized gain distributions		783	435
Net change in unrealized appreciation (depreciation)		55	(65)

Increase (decrease) in net assets from operations		814	367

Contract owner transactions:
Proceeds from units sold		142	257
Cost of units redeemed		-	-
Account charges		(8)	(8)
Increase (decrease)		134	249
Net increase (decrease)		948	616
Net assets, beginning		3,331	2,715
Net assets, ending		$4,279	$3,331

Units sold		34	76
Units redeemed		(3)	(2)
Net increase (decrease)		31	74
Units outstanding, beginning		859	785
Units outstanding, ending		890	859

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,245
Cost of units redeemed/account charges			(41)
Net investment income (loss)			(47)
Net realized gain (loss)			31
Realized gain distributions			1,853
Net change in unrealized appreciation (depreciation)			238
Net assets			$4,279

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.81	1	$4	1.25%	24.0%	12/31/2021	$4.96	0	$0	1.00%	24.3%	12/31/2021	$5.13	0	$0	0.75%	24.6%
12/31/2020	3.88	1	3	1.25%	12.1%	12/31/2020	3.99	0	0	1.00%	12.3%	12/31/2020	4.12	0	0	0.75%	12.6%
12/31/2019	3.46	1	3	1.25%	26.1%	12/31/2019	3.56	0	0	1.00%	26.5%	12/31/2019	3.65	0	0	0.75%	26.8%
12/31/2018	2.74	1	2	1.25%	-3.6%	12/31/2018	2.81	0	0	1.00%	-3.4%	12/31/2018	2.88	0	0	0.75%	-3.1%
12/31/2017	2.84	1	2	1.25%	16.8%	12/31/2017	2.91	0	0	1.00%	17.1%	12/31/2017	2.98	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.30	0	$0	0.50%	24.9%	12/31/2021	$5.47	0	$0	0.25%	25.2%	12/31/2021	$5.66	0	$0	0.00%	25.5%
12/31/2020	4.24	0	0	0.50%	12.9%	12/31/2020	4.37	0	0	0.25%	13.2%	12/31/2020	4.51	0	0	0.00%	13.5%
12/31/2019	3.76	0	0	0.50%	27.1%	12/31/2019	3.86	0	0	0.25%	27.4%	12/31/2019	3.97	0	0	0.00%	27.7%
12/31/2018	2.96	0	0	0.50%	-2.9%	12/31/2018	3.03	0	0	0.25%	-2.6%	12/31/2018	3.11	0	0	0.00%	-2.4%
12/31/2017	3.04	0	0	0.50%	17.7%	12/31/2017	3.11	0	0	0.25%	18.0%	12/31/2017	3.18	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	1.0%
2019	0.9%
2018	1.2%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell U.S. Small Cap Equity Fund S Class - 06-749

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$167,195	$162,091	5,584
Receivables: investments sold	113
Payables: investments purchased	-
Net assets	$167,308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$167,308	34,982	$4.78
Band 100	-	-	4.94
Band 75	-	-	5.10
Band 50	-	-	5.27
Band 25	-	-	5.45
Band 0	-	-	5.63
Total	$167,308	34,982

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$124
Mortality & expense charges			(2,069)
Net investment income (loss)			(1,945)

Gain (loss) on investments:
Net realized gain (loss)			12,064
Realized gain distributions			38,779
Net change in unrealized appreciation (depreciation)			(13,242)
Net gain (loss)			37,601

Increase (decrease) in net assets from operations			$35,656

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,945)	$(835)
Net realized gain (loss)		12,064	(5,029)
Realized gain distributions		38,779	-
Net change in unrealized appreciation (depreciation)		(13,242)	16,323

Increase (decrease) in net assets from operations		35,656	10,459

Contract owner transactions:
Proceeds from units sold		31,117	6,376
Cost of units redeemed		(41,771)	(31,952)
Account charges		(64)	(49)
Increase (decrease)		(10,718)	(25,625)
Net increase (decrease)		24,938	(15,166)
Net assets, beginning		142,370	157,536
Net assets, ending		$167,308	$142,370

Units sold		7,015	2,219
Units redeemed		(9,029)	(10,844)
Net increase (decrease)		(2,014)	(8,625)
Units outstanding, beginning		36,996	45,621
Units outstanding, ending		34,982	36,996

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,291,305
Cost of units redeemed/account charges			(1,197,697)
Net investment income (loss)			(10,810)
Net realized gain (loss)			(50,888)
Realized gain distributions			130,294
Net change in unrealized appreciation (depreciation)			5,104
Net assets			$167,308

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.78	35	$167	1.25%	24.3%	12/31/2021	$4.94	0	$0	1.00%	24.6%	12/31/2021	$5.10	0	$0	0.75%	24.9%
12/31/2020	3.85	37	142	1.25%	11.4%	12/31/2020	3.97	0	0	1.00%	11.7%	12/31/2020	4.09	0	0	0.75%	12.0%
12/31/2019	3.45	46	158	1.25%	22.0%	12/31/2019	3.55	0	0	1.00%	22.3%	12/31/2019	3.65	0	0	0.75%	22.6%
12/31/2018	2.83	125	353	1.25%	-13.1%	12/31/2018	2.90	0	0	1.00%	-12.9%	12/31/2018	2.98	0	0	0.75%	-12.7%
12/31/2017	3.26	75	244	1.25%	12.9%	12/31/2017	3.33	0	0	1.00%	13.2%	12/31/2017	3.41	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.27	0	$0	0.50%	25.2%	12/31/2021	$5.45	0	$0	0.25%	25.5%	12/31/2021	$5.63	0	$0	0.00%	25.8%
12/31/2020	4.21	0	0	0.50%	12.3%	12/31/2020	4.34	0	0	0.25%	12.6%	12/31/2020	4.47	0	0	0.00%	12.8%
12/31/2019	3.75	0	0	0.50%	22.9%	12/31/2019	3.86	0	0	0.25%	23.2%	12/31/2019	3.96	0	0	0.00%	23.5%
12/31/2018	3.05	0	0	0.50%	-12.5%	12/31/2018	3.13	0	0	0.25%	-12.3%	12/31/2018	3.21	0	0	0.00%	-12.0%
12/31/2017	3.49	0	0	0.50%	13.8%	12/31/2017	3.57	0	0	0.25%	14.0%	12/31/2017	3.65	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.5%
2019	0.5%
2018	0.7%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Emerging Markets Fund R6 Class - 06-GCH (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	0	$0	1.25%	-0.3%	12/31/2021	$1.21	0	$0	1.00%	-0.1%	12/31/2021	$1.22	0	$0	0.75%	0.2%
12/31/2020	1.20	0	0	1.25%	8.7%	12/31/2020	1.21	0	0	1.00%	8.9%	12/31/2020	1.22	0	0	0.75%	9.2%
12/31/2019	1.10	0	0	1.25%	17.8%	12/31/2019	1.11	0	0	1.00%	18.1%	12/31/2019	1.11	0	0	0.75%	18.4%
12/31/2018	0.93	0	0	1.25%	-17.6%	12/31/2018	0.94	0	0	1.00%	-17.4%	12/31/2018	0.94	0	0	0.75%	-17.2%
12/31/2017	1.13	0	0	1.25%	13.3%	12/31/2017	1.13	0	0	1.00%	13.5%	12/31/2017	1.14	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.23	0	$0	0.50%	0.4%	12/31/2021	$1.25	0	$0	0.25%	0.7%	12/31/2021	$1.26	0	$0	0.00%	0.9%
12/31/2020	1.23	0	0	0.50%	9.5%	12/31/2020	1.24	0	0	0.25%	9.8%	12/31/2020	1.25	0	0	0.00%	10.0%
12/31/2019	1.12	0	0	0.50%	18.7%	12/31/2019	1.13	0	0	0.25%	19.0%	12/31/2019	1.14	0	0	0.00%	19.3%
12/31/2018	0.94	0	0	0.50%	-17.0%	12/31/2018	0.95	0	0	0.25%	-16.7%	12/31/2018	0.95	0	0	0.00%	-16.5%
12/31/2017	1.14	0	0	0.50%	13.8%	12/31/2017	1.14	0	0	0.25%	13.9%	12/31/2017	1.14	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Investment Grade Bond Fund R6 Class - 06-GCJ (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	1.25%	-2.4%	12/31/2021	$1.12	0	$0	1.00%	-2.1%	12/31/2021	$1.14	0	$0	0.75%	-1.9%
12/31/2020	1.14	0	0	1.25%	7.7%	12/31/2020	1.15	0	0	1.00%	8.0%	12/31/2020	1.16	0	0	0.75%	8.3%
12/31/2019	1.06	0	0	1.25%	7.7%	12/31/2019	1.06	0	0	1.00%	8.0%	12/31/2019	1.07	0	0	0.75%	8.2%
12/31/2018	0.98	0	0	1.25%	-1.9%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.4%
12/31/2017	1.00	0	0	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.1%	12/31/2017	1.00	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	0.50%	-1.7%	12/31/2021	$1.16	0	$0	0.25%	-1.4%	12/31/2021	$1.18	0	$0	0.00%	-1.2%
12/31/2020	1.17	0	0	0.50%	8.6%	12/31/2020	1.18	0	0	0.25%	8.8%	12/31/2020	1.19	0	0	0.00%	9.1%
12/31/2019	1.08	0	0	0.50%	8.5%	12/31/2019	1.08	0	0	0.25%	8.8%	12/31/2019	1.09	0	0	0.00%	9.0%
12/31/2018	0.99	0	0	0.50%	-1.1%	12/31/2018	1.00	0	0	0.25%	-0.9%	12/31/2018	1.00	0	0	0.00%	-0.6%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.5%	12/31/2017	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Strategic Bond Fund R6 Class - 06-GCK (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	1.25%	-2.8%	12/31/2021	$1.12	0	$0	1.00%	-2.5%	12/31/2021	$1.14	0	$0	0.75%	-2.3%
12/31/2020	1.14	0	0	1.25%	7.6%	12/31/2020	1.15	0	0	1.00%	7.9%	12/31/2020	1.16	0	0	0.75%	8.1%
12/31/2019	1.06	0	0	1.25%	8.2%	12/31/2019	1.07	0	0	1.00%	8.4%	12/31/2019	1.07	0	0	0.75%	8.7%
12/31/2018	0.98	0	0	1.25%	-1.8%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.3%
12/31/2017	1.00	0	0	1.25%	-0.1%	12/31/2017	1.00	0	0	1.00%	0.1%	12/31/2017	1.00	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	0.50%	-2.1%	12/31/2021	$1.16	0	$0	0.25%	-1.8%	12/31/2021	$1.17	0	$0	0.00%	-1.6%
12/31/2020	1.17	0	0	0.50%	8.4%	12/31/2020	1.18	0	0	0.25%	8.7%	12/31/2020	1.19	0	0	0.00%	8.9%
12/31/2019	1.08	0	0	0.50%	9.0%	12/31/2019	1.09	0	0	0.25%	9.2%	12/31/2019	1.10	0	0	0.00%	9.5%
12/31/2018	0.99	0	0	0.50%	-1.1%	12/31/2018	1.00	0	0	0.25%	-0.8%	12/31/2018	1.00	0	0	0.00%	-0.6%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.4%	12/31/2017	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$97,256	$98,241	3,203
Receivables: investments sold	-
Payables: investments purchased	(1,245)
Net assets	$96,011

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,011	59,049	$1.63
Band 100	-	-	1.64
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$96,011	59,049

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$708
Mortality & expense charges			(2,384)
Net investment income (loss)			(1,676)

Gain (loss) on investments:
Net realized gain (loss)			(49,577)
Realized gain distributions			77,364
Net change in unrealized appreciation (depreciation)			(9,496)
Net gain (loss)			18,291

Increase (decrease) in net assets from operations			$16,615

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,676)	$(290)
Net realized gain (loss)		(49,577)	(1,867)
Realized gain distributions		77,364	-
Net change in unrealized appreciation (depreciation)		(9,496)	6,743

Increase (decrease) in net assets from operations		16,615	4,586

Contract owner transactions:
Proceeds from units sold		377,328	4,818
Cost of units redeemed		(356,822)	(10,043)
Account charges		(2)	-
Increase (decrease)		20,504	(5,225)
Net increase (decrease)		37,119	(639)
Net assets, beginning		58,892	59,531
Net assets, ending		$96,011	$58,892

Units sold		241,832	4,746
Units redeemed		(227,863)	(10,521)
Net increase (decrease)		13,969	(5,775)
Units outstanding, beginning		45,080	50,855
Units outstanding, ending		59,049	45,080

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$437,661
Cost of units redeemed/account charges			(366,867)
Net investment income (loss)			(1,714)
Net realized gain (loss)			(51,440)
Realized gain distributions			79,356
Net change in unrealized appreciation (depreciation)			(985)
Net assets			$96,011

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.63	59	$96	1.25%	24.5%	12/31/2021	$1.64	0	$0	1.00%	24.8%	12/31/2021	$1.66	0	$0	0.75%	25.1%
12/31/2020	1.31	45	59	1.25%	11.6%	12/31/2020	1.32	0	0	1.00%	11.9%	12/31/2020	1.33	0	0	0.75%	12.2%
12/31/2019	1.17	51	60	1.25%	22.2%	12/31/2019	1.18	0	0	1.00%	22.5%	12/31/2019	1.19	0	0	0.75%	22.8%
12/31/2018	0.96	0	0	1.25%	-13.0%	12/31/2018	0.96	0	0	1.00%	-12.8%	12/31/2018	0.97	0	0	0.75%	-12.6%
12/31/2017	1.10	0	0	1.25%	10.2%	12/31/2017	1.10	0	0	1.00%	10.3%	12/31/2017	1.10	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	0.50%	25.4%	12/31/2021	$1.70	0	$0	0.25%	25.7%	12/31/2021	$1.72	0	$0	0.00%	26.0%
12/31/2020	1.34	0	0	0.50%	12.4%	12/31/2020	1.35	0	0	0.25%	12.7%	12/31/2020	1.37	0	0	0.00%	13.0%
12/31/2019	1.19	0	0	0.50%	23.1%	12/31/2019	1.20	0	0	0.25%	23.4%	12/31/2019	1.21	0	0	0.00%	23.7%
12/31/2018	0.97	0	0	0.50%	-12.4%	12/31/2018	0.97	0	0	0.25%	-12.1%	12/31/2018	0.98	0	0	0.00%	-11.9%
12/31/2017	1.11	0	0	0.50%	10.6%	12/31/2017	1.11	0	0	0.25%	10.7%	12/31/2017	1.11	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.5%
2019	1.8%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Emerging Markets Fund S Class - 06-747

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,326	$16,432	866
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$16,327

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,327	6,783	$2.41
Band 100	-	-	2.49
Band 75	-	-	2.57
Band 50	-	-	2.65
Band 25	-	-	2.74
Band 0	-	-	2.83
Total	$16,327	6,783

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$505
Mortality & expense charges			(178)
Net investment income (loss)			327

Gain (loss) on investments:
Net realized gain (loss)			31
Realized gain distributions			1,486
Net change in unrealized appreciation (depreciation)			(2,048)
Net gain (loss)			(531)

Increase (decrease) in net assets from operations			$(204)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$327	$(643)
Net realized gain (loss)		31	(7,528)
Realized gain distributions		1,486	-
Net change in unrealized appreciation (depreciation)		(2,048)	(590)

Increase (decrease) in net assets from operations		(204)	(8,761)

Contract owner transactions:
Proceeds from units sold		4,420	8,428
Cost of units redeemed		-	(102,000)
Account charges		(43)	(193)
Increase (decrease)		4,377	(93,765)
Net increase (decrease)		4,173	(102,526)
Net assets, beginning		12,154	114,680
Net assets, ending		$16,327	$12,154

Units sold		1,772	4,246
Units redeemed		(17)	(50,682)
Net increase (decrease)		1,755	(46,436)
Units outstanding, beginning		5,028	51,464
Units outstanding, ending		6,783	5,028

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,922,772
Cost of units redeemed/account charges			(1,970,173)
Net investment income (loss)			(8,780)
Net realized gain (loss)			47,217
Realized gain distributions			25,397
Net change in unrealized appreciation (depreciation)			(106)
Net assets			$16,327

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.41	7	$16	1.25%	-0.4%	12/31/2021	$2.49	0	$0	1.00%	-0.2%	12/31/2021	$2.57	0	$0	0.75%	0.1%
12/31/2020	2.42	5	12	1.25%	8.5%	12/31/2020	2.49	0	0	1.00%	8.8%	12/31/2020	2.57	0	0	0.75%	9.0%
12/31/2019	2.23	51	115	1.25%	17.6%	12/31/2019	2.29	0	0	1.00%	17.9%	12/31/2019	2.35	0	0	0.75%	18.2%
12/31/2018	1.89	162	306	1.25%	-17.8%	12/31/2018	1.94	0	0	1.00%	-17.6%	12/31/2018	1.99	0	0	0.75%	-17.3%
12/31/2017	2.30	159	366	1.25%	33.8%	12/31/2017	2.36	0	0	1.00%	34.1%	12/31/2017	2.41	0	0	0.75%	34.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.65	0	$0	0.50%	0.3%	12/31/2021	$2.74	0	$0	0.25%	0.6%	12/31/2021	$2.83	0	$0	0.00%	0.8%
12/31/2020	2.65	0	0	0.50%	9.3%	12/31/2020	2.73	0	0	0.25%	9.6%	12/31/2020	2.81	0	0	0.00%	9.9%
12/31/2019	2.42	0	0	0.50%	18.5%	12/31/2019	2.49	0	0	0.25%	18.8%	12/31/2019	2.56	0	0	0.00%	19.1%
12/31/2018	2.04	0	0	0.50%	-17.1%	12/31/2018	2.09	0	0	0.25%	-16.9%	12/31/2018	2.15	0	0	0.00%	-16.7%
12/31/2017	2.47	0	0	0.50%	34.8%	12/31/2017	2.52	0	0	0.25%	35.1%	12/31/2017	2.58	0	0	0.00%	35.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.5%
2020	0.1%
2019	1.1%
2018	1.9%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Equity Fund S Class - 06-736

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,393	$3,330	361
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3,393

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,393	861	$3.94
Band 100	-	-	4.07
Band 75	-	-	4.20
Band 50	-	-	4.34
Band 25	-	-	4.49
Band 0	-	-	4.64
Total	$3,393	861

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$36
Mortality & expense charges			(40)
Net investment income (loss)			(4)

Gain (loss) on investments:
Net realized gain (loss)			(215)
Realized gain distributions			182
Net change in unrealized appreciation (depreciation)			665
Net gain (loss)			632

Increase (decrease) in net assets from operations			$628

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4)	$(7)
Net realized gain (loss)		(215)	(5)
Realized gain distributions		182	852
Net change in unrealized appreciation (depreciation)		665	(388)

Increase (decrease) in net assets from operations		628	452

Contract owner transactions:
Proceeds from units sold		535	601
Cost of units redeemed		(1,635)	-
Account charges		(2)	-
Increase (decrease)		(1,102)	601
Net increase (decrease)		(474)	1,053
Net assets, beginning		3,867	2,814
Net assets, ending		$3,393	$3,867

Units sold		145	220
Units redeemed		(473)	-
Net increase (decrease)		(328)	220
Units outstanding, beginning		1,189	969
Units outstanding, ending		861	1,189

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,901
Cost of units redeemed/account charges			(5,732)
Net investment income (loss)			71
Net realized gain (loss)			(20)
Realized gain distributions			2,110
Net change in unrealized appreciation (depreciation)			63
Net assets			$3,393

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.94	1	$3	1.25%	21.1%	12/31/2021	$4.07	0	$0	1.00%	21.4%	12/31/2021	$4.20	0	$0	0.75%	21.7%
12/31/2020	3.25	1	4	1.25%	12.0%	12/31/2020	3.35	0	0	1.00%	12.3%	12/31/2020	3.45	0	0	0.75%	12.5%
12/31/2019	2.90	1	3	1.25%	24.6%	12/31/2019	2.99	0	0	1.00%	25.0%	12/31/2019	3.07	0	0	0.75%	25.3%
12/31/2018	2.33	1	2	1.25%	-10.2%	12/31/2018	2.39	0	0	1.00%	-10.0%	12/31/2018	2.45	0	0	0.75%	-9.8%
12/31/2017	2.60	1	2	1.25%	21.7%	12/31/2017	2.66	0	0	1.00%	22.0%	12/31/2017	2.72	0	0	0.75%	22.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.34	0	$0	0.50%	22.0%	12/31/2021	$4.49	0	$0	0.25%	22.3%	12/31/2021	$4.64	0	$0	0.00%	22.6%
12/31/2020	3.56	0	0	0.50%	12.8%	12/31/2020	3.67	0	0	0.25%	13.1%	12/31/2020	3.78	0	0	0.00%	13.4%
12/31/2019	3.16	0	0	0.50%	25.6%	12/31/2019	3.24	0	0	0.25%	25.9%	12/31/2019	3.33	0	0	0.00%	26.2%
12/31/2018	2.51	0	0	0.50%	-9.6%	12/31/2018	2.58	0	0	0.25%	-9.3%	12/31/2018	2.64	0	0	0.00%	-9.1%
12/31/2017	2.78	0	0	0.50%	22.6%	12/31/2017	2.84	0	0	0.25%	22.9%	12/31/2017	2.91	0	0	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	0.9%
2019	4.7%
2018	1.1%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Real Estate Securities Fund R6 Class - 06-FFM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$341,771	$295,509	8,702
Receivables: investments sold	-
Payables: investments purchased	(10,892)
Net assets	$330,879

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$330,879	228,123	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$330,879	228,123

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,601
Mortality & expense charges			(4,644)
Net investment income (loss)			8,957

Gain (loss) on investments:
Net realized gain (loss)			16,733
Realized gain distributions			8,637
Net change in unrealized appreciation (depreciation)			48,447
Net gain (loss)			73,817

Increase (decrease) in net assets from operations			$82,774

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,957	$1,627
Net realized gain (loss)		16,733	(6,447)
Realized gain distributions		8,637	-
Net change in unrealized appreciation (depreciation)		48,447	(10,727)

Increase (decrease) in net assets from operations		82,774	(15,547)

Contract owner transactions:
Proceeds from units sold		33,776	77,833
Cost of units redeemed		(127,921)	(43,134)
Account charges		(357)	(573)
Increase (decrease)		(94,502)	34,126
Net increase (decrease)		(11,728)	18,579
Net assets, beginning		342,607	324,028
Net assets, ending		$330,879	$342,607

Units sold		25,654	76,198
Units redeemed		(93,851)	(41,807)
Net increase (decrease)		(68,197)	34,391
Units outstanding, beginning		296,320	261,929
Units outstanding, ending		228,123	296,320

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$499,777
Cost of units redeemed/account charges			(265,102)
Net investment income (loss)			22,689
Net realized gain (loss)			14,071
Realized gain distributions			13,182
Net change in unrealized appreciation (depreciation)			46,262
Net assets			$330,879

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	228	$331	1.25%	25.4%	12/31/2021	$1.47	0	$0	1.00%	25.8%	12/31/2021	$1.49	0	$0	0.75%	26.1%
12/31/2020	1.16	296	343	1.25%	-6.5%	12/31/2020	1.17	0	0	1.00%	-6.3%	12/31/2020	1.18	0	0	0.75%	-6.1%
12/31/2019	1.24	262	324	1.25%	20.3%	12/31/2019	1.25	0	0	1.00%	20.6%	12/31/2019	1.26	0	0	0.75%	20.9%
12/31/2018	1.03	159	163	1.25%	-7.0%	12/31/2018	1.03	0	0	1.00%	-6.8%	12/31/2018	1.04	0	0	0.75%	-6.5%
12/31/2017	1.11	0	0	1.25%	10.4%	12/31/2017	1.11	0	0	1.00%	10.7%	12/31/2017	1.11	0	0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	0.50%	26.4%	12/31/2021	$1.53	0	$0	0.25%	26.7%	12/31/2021	$1.55	0	$0	0.00%	27.0%
12/31/2020	1.19	0	0	0.50%	-5.8%	12/31/2020	1.20	0	0	0.25%	-5.6%	12/31/2020	1.22	0	0	0.00%	-5.4%
12/31/2019	1.27	0	0	0.50%	21.2%	12/31/2019	1.28	0	0	0.25%	21.5%	12/31/2019	1.29	0	0	0.00%	21.8%
12/31/2018	1.04	0	0	0.50%	-6.3%	12/31/2018	1.05	0	0	0.25%	-6.1%	12/31/2018	1.06	0	0	0.00%	-5.8%
12/31/2017	1.11	0	0	0.50%	11.2%	12/31/2017	1.12	0	0	0.25%	11.5%	12/31/2017	1.12	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.0%
2020	1.6%
2019	3.8%
2018	8.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2025 Fund K Class - 06-3TV (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	1.25%	9.4%	12/31/2021	$1.39	0	$0	1.00%	9.7%	12/31/2021	$1.40	0	$0	0.75%	10.0%
12/31/2020	1.26	0	0	1.25%	13.4%	12/31/2020	1.26	0	0	1.00%	13.7%	12/31/2020	1.27	0	0	0.75%	14.0%
12/31/2019	1.11	0	0	1.25%	10.9%	12/31/2019	1.11	0	0	1.00%	11.2%	12/31/2019	1.11	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	10.3%	12/31/2021	$1.42	0	$0	0.25%	10.5%	12/31/2021	$1.43	0	$0	0.00%	10.8%
12/31/2020	1.28	0	0	0.50%	14.3%	12/31/2020	1.28	0	0	0.25%	14.6%	12/31/2020	1.29	0	0	0.00%	14.8%
12/31/2019	1.12	0	0	0.50%	11.6%	12/31/2019	1.12	0	0	0.25%	11.9%	12/31/2019	1.12	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2030 Fund K Class - 06-3TW (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	1.25%	10.0%	12/31/2021	$1.44	0	$0	1.00%	10.3%	12/31/2021	$1.45	0	$0	0.75%	10.5%
12/31/2020	1.30	0	0	1.25%	15.8%	12/31/2020	1.30	0	0	1.00%	16.1%	12/31/2020	1.31	0	0	0.75%	16.4%
12/31/2019	1.12	0	0	1.25%	12.0%	12/31/2019	1.12	0	0	1.00%	12.2%	12/31/2019	1.12	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	0.50%	10.8%	12/31/2021	$1.47	0	$0	0.25%	11.1%	12/31/2021	$1.48	0	$0	0.00%	11.4%
12/31/2020	1.31	0	0	0.50%	16.7%	12/31/2020	1.32	0	0	0.25%	17.0%	12/31/2020	1.33	0	0	0.00%	17.2%
12/31/2019	1.13	0	0	0.50%	12.7%	12/31/2019	1.13	0	0	0.25%	13.0%	12/31/2019	1.13	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2040 Fund K Class - 06-3TY (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.48
Band 100	-	-	1.49
Band 75	-	-	1.50
Band 50	-	-	1.51
Band 25	-	-	1.52
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	1.25%	11.7%	12/31/2021	$1.49	0	$0	1.00%	12.0%	12/31/2021	$1.50	0	$0	0.75%	12.3%
12/31/2020	1.32	0	0	1.25%	17.3%	12/31/2020	1.33	0	0	1.00%	17.6%	12/31/2020	1.33	0	0	0.75%	17.9%
12/31/2019	1.13	0	0	1.25%	12.6%	12/31/2019	1.13	0	0	1.00%	12.8%	12/31/2019	1.13	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	0.50%	12.6%	12/31/2021	$1.52	0	$0	0.25%	12.9%	12/31/2021	$1.53	0	$0	0.00%	13.1%
12/31/2020	1.34	0	0	0.50%	18.2%	12/31/2020	1.35	0	0	0.25%	18.5%	12/31/2020	1.35	0	0	0.00%	18.8%
12/31/2019	1.13	0	0	0.50%	13.3%	12/31/2019	1.14	0	0	0.25%	13.6%	12/31/2019	1.14	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2045 Fund K Class - 06-3V3 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.54
Band 0	-	-	1.55
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	1.25%	12.4%	12/31/2021	$1.50	0	$0	1.00%	12.7%	12/31/2021	$1.51	0	$0	0.75%	13.0%
12/31/2020	1.33	0	0	1.25%	17.8%	12/31/2020	1.33	0	0	1.00%	18.1%	12/31/2020	1.34	0	0	0.75%	18.4%
12/31/2019	1.13	0	0	1.25%	12.7%	12/31/2019	1.13	0	0	1.00%	13.0%	12/31/2019	1.13	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	0	$0	0.50%	13.3%	12/31/2021	$1.54	0	$0	0.25%	13.5%	12/31/2021	$1.55	0	$0	0.00%	13.8%
12/31/2020	1.35	0	0	0.50%	18.7%	12/31/2020	1.35	0	0	0.25%	19.0%	12/31/2020	1.36	0	0	0.00%	19.3%
12/31/2019	1.13	0	0	0.50%	13.5%	12/31/2019	1.14	0	0	0.25%	13.7%	12/31/2019	1.14	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2050 Fund K Class - 06-3V4 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.54
Band 25	-	-	1.55
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	1.25%	12.9%	12/31/2021	$1.52	0	$0	1.00%	13.2%	12/31/2021	$1.53	0	$0	0.75%	13.5%
12/31/2020	1.33	0	0	1.25%	18.3%	12/31/2020	1.34	0	0	1.00%	18.6%	12/31/2020	1.35	0	0	0.75%	18.9%
12/31/2019	1.13	0	0	1.25%	12.9%	12/31/2019	1.13	0	0	1.00%	13.1%	12/31/2019	1.13	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	13.8%	12/31/2021	$1.55	0	$0	0.25%	14.1%	12/31/2021	$1.56	0	$0	0.00%	14.4%
12/31/2020	1.35	0	0	0.50%	19.2%	12/31/2020	1.36	0	0	0.25%	19.5%	12/31/2020	1.37	0	0	0.00%	19.8%
12/31/2019	1.14	0	0	0.50%	13.6%	12/31/2019	1.14	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2055 Fund K Class - 06-3V6 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.54
Band 25	-	-	1.55
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	1.25%	12.9%	12/31/2021	$1.52	0	$0	1.00%	13.2%	12/31/2021	$1.53	0	$0	0.75%	13.5%
12/31/2020	1.33	0	0	1.25%	18.2%	12/31/2020	1.34	0	0	1.00%	18.5%	12/31/2020	1.35	0	0	0.75%	18.8%
12/31/2019	1.13	0	0	1.25%	12.8%	12/31/2019	1.13	0	0	1.00%	13.1%	12/31/2019	1.13	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	13.7%	12/31/2021	$1.55	0	$0	0.25%	14.0%	12/31/2021	$1.56	0	$0	0.00%	14.3%
12/31/2020	1.35	0	0	0.50%	19.1%	12/31/2020	1.36	0	0	0.25%	19.4%	12/31/2020	1.36	0	0	0.00%	19.7%
12/31/2019	1.14	0	0	0.50%	13.6%	12/31/2019	1.14	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2060 Fund K Class - 06-3V7 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.54
Band 25	-	-	1.55
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	1.25%	12.9%	12/31/2021	$1.52	0	$0	1.00%	13.2%	12/31/2021	$1.53	0	$0	0.75%	13.5%
12/31/2020	1.33	0	0	1.25%	18.1%	12/31/2020	1.34	0	0	1.00%	18.4%	12/31/2020	1.35	0	0	0.75%	18.7%
12/31/2019	1.13	0	0	1.25%	13.0%	12/31/2019	1.13	0	0	1.00%	13.2%	12/31/2019	1.13	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	13.8%	12/31/2021	$1.55	0	$0	0.25%	14.1%	12/31/2021	$1.56	0	$0	0.00%	14.3%
12/31/2020	1.35	0	0	0.50%	19.0%	12/31/2020	1.36	0	0	0.25%	19.3%	12/31/2020	1.37	0	0	0.00%	19.6%
12/31/2019	1.14	0	0	0.50%	13.7%	12/31/2019	1.14	0	0	0.25%	14.0%	12/31/2019	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2035 Fund K Cl - 06-3VR (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	1.25%	10.8%	12/31/2021	$1.46	0	$0	1.00%	11.1%	12/31/2021	$1.47	0	$0	0.75%	11.3%
12/31/2020	1.31	0	0	1.25%	16.7%	12/31/2020	1.32	0	0	1.00%	17.0%	12/31/2020	1.32	0	0	0.75%	17.3%
12/31/2019	1.12	0	0	1.25%	12.2%	12/31/2019	1.12	0	0	1.00%	12.5%	12/31/2019	1.13	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	11.6%	12/31/2021	$1.49	0	$0	0.25%	11.9%	12/31/2021	$1.50	0	$0	0.00%	12.2%
12/31/2020	1.33	0	0	0.50%	17.6%	12/31/2020	1.33	0	0	0.25%	17.9%	12/31/2020	1.34	0	0	0.00%	18.2%
12/31/2019	1.13	0	0	0.50%	13.0%	12/31/2019	1.13	0	0	0.25%	13.2%	12/31/2019	1.13	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement Fund K Class - 06-3V9 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	0	$0	1.25%	6.6%	12/31/2021	$1.26	0	$0	1.00%	6.8%	12/31/2021	$1.27	0	$0	0.75%	7.1%
12/31/2020	1.17	0	0	1.25%	8.9%	12/31/2020	1.18	0	0	1.00%	9.2%	12/31/2020	1.18	0	0	0.75%	9.5%
12/31/2019	1.08	0	0	1.25%	7.6%	12/31/2019	1.08	0	0	1.00%	7.9%	12/31/2019	1.08	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	0	$0	0.50%	7.4%	12/31/2021	$1.29	0	$0	0.25%	7.6%	12/31/2021	$1.29	0	$0	0.00%	7.9%
12/31/2020	1.19	0	0	0.50%	9.7%	12/31/2020	1.19	0	0	0.25%	10.0%	12/31/2020	1.20	0	0	0.00%	10.3%
12/31/2019	1.08	0	0	0.50%	8.3%	12/31/2019	1.09	0	0	0.25%	8.5%	12/31/2019	1.09	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Equity 500 Index Admin Class - 06-225

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$230,828,859	$116,778,348	643,364
Receivables: investments sold	-
Payables: investments purchased	(2,458)
Net assets	$230,826,401

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$218,646,516	1,775,285	$123.16
Band 100	-	-	128.91
Band 75	-	-	134.92
Band 50	-	-	141.22
Band 25	-	-	147.81
Band 0	12,179,885	78,730	154.70
Total	$230,826,401	1,854,015

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,767,038
Mortality & expense charges			(2,958,794)
Net investment income (loss)			(191,756)

Gain (loss) on investments:
Net realized gain (loss)			47,311,273
Realized gain distributions			3,113,539
Net change in unrealized appreciation (depreciation)			8,237,423
Net gain (loss)			58,662,235

Increase (decrease) in net assets from operations			$58,470,479

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(191,756)	$777,377
Net realized gain (loss)		47,311,273	20,595,625
Realized gain distributions		3,113,539	672,061
Net change in unrealized appreciation (depreciation)		8,237,423	13,832,495

Increase (decrease) in net assets from operations		58,470,479	35,877,558

Contract owner transactions:
Proceeds from units sold		38,070,870	52,694,208
Cost of units redeemed		(111,525,749)	(84,015,092)
Account charges		(184,703)	(155,210)
Increase (decrease)		(73,639,582)	(31,476,094)
Net increase (decrease)		(15,169,103)	4,401,464
Net assets, beginning		245,995,504	241,594,040
Net assets, ending		$230,826,401	$245,995,504

Units sold		363,962	3,465,419
Units redeemed		(1,021,237)	(29,622,278)
Net increase (decrease)		(657,275)	(26,156,859)
Units outstanding, beginning		2,511,290	28,668,149
Units outstanding, ending		1,854,015	2,511,290

* Date of Fund Inception into Variable Account: 4 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,136,727,299
Cost of units redeemed/account charges			(1,254,611,057)
Net investment income (loss)			23,072,997
Net realized gain (loss)			185,304,092
Realized gain distributions			26,282,559
Net change in unrealized appreciation (depreciation)			114,050,511
Net assets			$230,826,401

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$123.16	1,775	$218,647	1.25%	26.7%	12/31/2021	$128.91	0	$0	1.00%	27.0%	12/31/2021	$134.92	0	$0	0.75%	27.4%
12/31/2020	97.19	2,429	236,059	1.25%	16.7%	12/31/2020	101.47	0	0	1.00%	17.0%	12/31/2020	105.94	0	0	0.75%	17.3%
12/31/2019	83.29	27,165	226,264	1.25%	29.5%	12/31/2019	86.74	3	30	1.00%	29.8%	12/31/2019	90.34	0	0	0.75%	30.2%
12/31/2018	64.31	31,293	201,253	1.25%	-5.8%	12/31/2018	66.81	2	16	1.00%	-5.5%	12/31/2018	69.41	0	0	0.75%	-5.3%
12/31/2017	68.24	38,380	261,913	1.25%	19.9%	12/31/2017	70.71	2	13	1.00%	20.2%	12/31/2017	73.28	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$141.22	0	$0	0.50%	27.7%	12/31/2021	$147.81	0	$0	0.25%	28.0%	12/31/2021	$154.70	79	$12,180	0.00%	28.3%
12/31/2020	110.61	0	0	0.50%	17.6%	12/31/2020	115.48	0	0	0.25%	17.8%	12/31/2020	120.56	82	9,937	0.00%	18.1%
12/31/2019	94.09	0	0	0.50%	30.5%	12/31/2019	97.99	0	0	0.25%	30.8%	12/31/2019	102.05	1,499	15,300	0.00%	31.1%
12/31/2018	72.11	0	0	0.50%	-5.0%	12/31/2018	74.91	0	0	0.25%	-4.8%	12/31/2018	77.82	1,529	11,898	0.00%	-4.6%
12/31/2017	75.94	0	0	0.50%	20.8%	12/31/2017	78.69	0	0	0.25%	21.1%	12/31/2017	81.54	1,549	12,634	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.4%
2019	1.8%
2018	1.6%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2065 K Class - 06-64F (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	1.25%	1.4%	12/31/2021	$1.01	0	$0	1.00%	1.5%	12/31/2021	$1.02	0	$0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.6%	12/31/2021	$1.02	0	$0	0.25%	1.7%	12/31/2021	$1.02	0	$0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Equity 500 Index R Class - 06-167

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,773,407	$22,030,735	102,265
Receivables: investments sold	-
Payables: investments purchased	(105,159)
Net assets	$36,668,248

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,140,686	693,251	$40.59
Band 100	5,775,143	136,504	42.31
Band 75	-	-	44.10
Band 50	2,752,419	59,886	45.96
Band 25	-	-	47.90
Band 0	-	-	49.93
Total	$36,668,248	889,641

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$274,453
Mortality & expense charges			(400,401)
Net investment income (loss)			(125,948)

Gain (loss) on investments:
Net realized gain (loss)			3,676,943
Realized gain distributions			497,363
Net change in unrealized appreciation (depreciation)			4,286,922
Net gain (loss)			8,461,228

Increase (decrease) in net assets from operations			$8,335,280

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(125,948)	$(6,068)
Net realized gain (loss)		3,676,943	2,928,838
Realized gain distributions		497,363	92,707
Net change in unrealized appreciation (depreciation)		4,286,922	1,720,679

Increase (decrease) in net assets from operations		8,335,280	4,736,156

Contract owner transactions:
Proceeds from units sold		5,379,643	7,994,496
Cost of units redeemed		(10,902,985)	(14,356,451)
Account charges		(18,688)	(21,566)
Increase (decrease)		(5,542,030)	(6,383,521)
Net increase (decrease)		2,793,250	(1,647,365)
Net assets, beginning		33,874,998	35,522,363
Net assets, ending		$36,668,248	$33,874,998

Units sold		153,886	1,367,343
Units redeemed		(288,754)	(12,851,283)
Net increase (decrease)		(134,868)	(11,483,940)
Units outstanding, beginning		1,024,509	12,508,449
Units outstanding, ending		889,641	1,024,509

* Date of Fund Inception into Variable Account: 6 /3 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$133,970,834
Cost of units redeemed/account charges			(142,617,714)
Net investment income (loss)			808,985
Net realized gain (loss)			25,855,846
Realized gain distributions			3,907,625
Net change in unrealized appreciation (depreciation)			14,742,672
Net assets			$36,668,248

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$40.59	693	$28,141	1.25%	26.2%	12/31/2021	$42.31	137	$5,775	1.00%	26.5%	12/31/2021	$44.10	0	$0	0.75%	26.8%
12/31/2020	32.18	738	23,731	1.25%	16.2%	12/31/2020	33.45	156	5,219	1.00%	16.5%	12/31/2020	34.78	0	0	0.75%	16.8%
12/31/2019	27.70	9,132	25,290	1.25%	29.0%	12/31/2019	28.72	1,814	5,211	1.00%	29.3%	12/31/2019	29.79	0	0	0.75%	29.6%
12/31/2018	21.48	10,478	22,502	1.25%	-6.2%	12/31/2018	22.22	1,972	4,381	1.00%	-6.0%	12/31/2018	22.98	0	0	0.75%	-5.8%
12/31/2017	22.90	13,491	30,896	1.25%	19.5%	12/31/2017	23.63	2,689	6,355	1.00%	19.8%	12/31/2017	24.39	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$45.96	60	$2,752	0.50%	27.1%	12/31/2021	$47.90	0	$0	0.25%	27.4%	12/31/2021	$49.93	0	$0	0.00%	27.7%
12/31/2020	36.16	66	2,397	0.50%	17.0%	12/31/2020	37.59	0	0	0.25%	17.3%	12/31/2020	39.08	65	2,528	0.00%	17.6%
12/31/2019	30.89	731	2,259	0.50%	29.9%	12/31/2019	32.04	0	0	0.25%	30.3%	12/31/2019	33.23	831	2,763	0.00%	30.6%
12/31/2018	23.78	758	1,803	0.50%	-5.5%	12/31/2018	24.60	0	0	0.25%	-5.3%	12/31/2018	25.45	584	1,486	0.00%	-5.0%
12/31/2017	25.17	833	2,096	0.50%	20.4%	12/31/2017	25.97	0	0	0.25%	20.7%	12/31/2017	26.80	665	1,781	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.9%
2019	1.4%
2018	1.2%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2020 Fund K Class - 06-3TT (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	1.25%	8.2%	12/31/2021	$1.31	0	$0	1.00%	8.5%	12/31/2021	$1.32	0	$0	0.75%	8.7%
12/31/2020	1.21	0	0	1.25%	10.3%	12/31/2020	1.21	0	0	1.00%	10.6%	12/31/2020	1.22	0	0	0.75%	10.8%
12/31/2019	1.09	0	0	1.25%	9.3%	12/31/2019	1.10	0	0	1.00%	9.5%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	9.0%	12/31/2021	$1.34	0	$0	0.25%	9.3%	12/31/2021	$1.35	0	$0	0.00%	9.5%
12/31/2020	1.22	0	0	0.50%	11.1%	12/31/2020	1.23	0	0	0.25%	11.4%	12/31/2020	1.23	0	0	0.00%	11.7%
12/31/2019	1.10	0	0	0.50%	10.0%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Crossmark Steward Global Equity Income Fund A Class - 06-029

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$251,510	$251,090	7,316
Receivables: investments sold	194
Payables: investments purchased	-
Net assets	$251,704

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$251,704	125,336	$2.01
Band 100	-	-	2.05
Band 75	-	-	2.09
Band 50	-	-	2.13
Band 25	-	-	2.18
Band 0	-	-	2.22
Total	$251,704	125,336

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,014
Mortality & expense charges			(6,166)
Net investment income (loss)			3,848

Gain (loss) on investments:
Net realized gain (loss)			126,704
Realized gain distributions			30,051
Net change in unrealized appreciation (depreciation)			(46,073)
Net gain (loss)			110,682

Increase (decrease) in net assets from operations			$114,530

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,848	$(871)
Net realized gain (loss)		126,704	(33)
Realized gain distributions		30,051	6,824
Net change in unrealized appreciation (depreciation)		(46,073)	51,336

Increase (decrease) in net assets from operations		114,530	57,256

Contract owner transactions:
Proceeds from units sold		273,442	260,175
Cost of units redeemed		(645,426)	(75,705)
Account charges		(866)	(577)
Increase (decrease)		(372,850)	183,893
Net increase (decrease)		(258,320)	241,149
Net assets, beginning		510,024	268,875
Net assets, ending		$251,704	$510,024

Units sold		157,278	215,148
Units redeemed		(331,080)	(84,352)
Net increase (decrease)		(173,802)	130,796
Units outstanding, beginning		299,138	168,342
Units outstanding, ending		125,336	299,138

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$796,162
Cost of units redeemed/account charges			(727,007)
Net investment income (loss)			4,069
Net realized gain (loss)			126,770
Realized gain distributions			51,290
Net change in unrealized appreciation (depreciation)			420
Net assets			$251,704

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.01	125	$252	1.25%	17.8%	12/31/2021	$2.05	0	$0	1.00%	18.1%	12/31/2021	$2.09	0	$0	0.75%	18.4%
12/31/2020	1.70	299	510	1.25%	6.7%	12/31/2020	1.74	0	0	1.00%	7.0%	12/31/2020	1.77	0	0	0.75%	7.3%
12/31/2019	1.60	168	269	1.25%	22.8%	12/31/2019	1.62	0	0	1.00%	23.1%	12/31/2019	1.65	0	0	0.75%	23.4%
12/31/2018	1.30	0	0	1.25%	-9.1%	12/31/2018	1.32	0	0	1.00%	-8.8%	12/31/2018	1.33	0	0	0.75%	-8.6%
12/31/2017	1.43	0	0	1.25%	20.4%	12/31/2017	1.44	0	0	1.00%	20.7%	12/31/2017	1.46	0	0	0.75%	21.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.13	0	$0	0.50%	18.7%	12/31/2021	$2.18	0	$0	0.25%	19.0%	12/31/2021	$2.22	0	$0	0.00%	19.3%
12/31/2020	1.80	0	0	0.50%	7.6%	12/31/2020	1.83	0	0	0.25%	7.8%	12/31/2020	1.86	0	0	0.00%	8.1%
12/31/2019	1.67	0	0	0.50%	23.7%	12/31/2019	1.70	0	0	0.25%	24.1%	12/31/2019	1.72	0	0	0.00%	24.4%
12/31/2018	1.35	0	0	0.50%	-8.4%	12/31/2018	1.37	0	0	0.25%	-8.1%	12/31/2018	1.39	0	0	0.00%	-7.9%
12/31/2017	1.47	0	0	0.50%	21.3%	12/31/2017	1.49	0	0	0.25%	21.6%	12/31/2017	1.51	0	0	0.00%	21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	0.9%
2019	1.3%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$85,079	$83,428	1,825
Receivables: investments sold	235
Payables: investments purchased	-
Net assets	$85,314

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$85,314	35,241	$2.42
Band 100	-	-	2.47
Band 75	-	-	2.52
Band 50	-	-	2.57
Band 25	-	-	2.63
Band 0	-	-	2.68
Total	$85,314	35,241

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$324
Mortality & expense charges			(916)
Net investment income (loss)			(592)

Gain (loss) on investments:
Net realized gain (loss)			118
Realized gain distributions			20,247
Net change in unrealized appreciation (depreciation)			(1,112)
Net gain (loss)			19,253

Increase (decrease) in net assets from operations			$18,661

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(592)	$(78)
Net realized gain (loss)		118	7
Realized gain distributions		20,247	4,512
Net change in unrealized appreciation (depreciation)		(1,112)	2,764

Increase (decrease) in net assets from operations		18,661	7,205

Contract owner transactions:
Proceeds from units sold		4,455	54,992
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		4,455	54,992
Net increase (decrease)		23,116	62,197
Net assets, beginning		62,198	1
Net assets, ending		$85,314	$62,198

Units sold		2,063	33,177
Units redeemed		-	-
Net increase (decrease)		2,063	33,177
Units outstanding, beginning		33,178	1
Units outstanding, ending		35,241	33,178

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$93,172
Cost of units redeemed/account charges			(38,326)
Net investment income (loss)			(731)
Net realized gain (loss)			1,485
Realized gain distributions			28,063
Net change in unrealized appreciation (depreciation)			1,651
Net assets			$85,314

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.42	35	$85	1.25%	29.1%	12/31/2021	$2.47	0	$0	1.00%	29.5%	12/31/2021	$2.52	0	$0	0.75%	29.8%
12/31/2020	1.87	33	62	1.25%	10.9%	12/31/2020	1.91	0	0	1.00%	11.1%	12/31/2020	1.94	0	0	0.75%	11.4%
12/31/2019	1.69	0	0	1.25%	27.5%	12/31/2019	1.72	0	0	1.00%	27.8%	12/31/2019	1.74	0	0	0.75%	28.1%
12/31/2018	1.33	0	0	1.25%	-8.3%	12/31/2018	1.34	0	0	1.00%	-8.1%	12/31/2018	1.36	0	0	0.75%	-7.9%
12/31/2017	1.45	0	1	1.25%	19.5%	12/31/2017	1.46	0	0	1.00%	19.8%	12/31/2017	1.48	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.57	0	$0	0.50%	30.1%	12/31/2021	$2.63	0	$0	0.25%	30.4%	12/31/2021	$2.68	0	$0	0.00%	30.8%
12/31/2020	1.98	0	0	0.50%	11.7%	12/31/2020	2.01	0	0	0.25%	12.0%	12/31/2020	2.05	0	0	0.00%	12.3%
12/31/2019	1.77	0	0	0.50%	28.5%	12/31/2019	1.80	0	0	0.25%	28.8%	12/31/2019	1.83	0	0	0.00%	29.1%
12/31/2018	1.38	0	0	0.50%	-7.6%	12/31/2018	1.40	0	0	0.25%	-7.4%	12/31/2018	1.41	0	0	0.00%	-7.2%
12/31/2017	1.49	0	0	0.50%	20.4%	12/31/2017	1.51	0	0	0.25%	20.7%	12/31/2017	1.52	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.6%
2019	0.0%
2018	1.0%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,680	$43,526	3,049
Receivables: investments sold	64
Payables: investments purchased	-
Net assets	$49,744

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,744	25,399	$1.96
Band 100	-	-	2.00
Band 75	-	-	2.04
Band 50	-	-	2.08
Band 25	-	-	2.12
Band 0	-	-	2.17
Total	$49,744	25,399

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$225
Mortality & expense charges			(758)
Net investment income (loss)			(533)

Gain (loss) on investments:
Net realized gain (loss)			18,975
Realized gain distributions			5,332
Net change in unrealized appreciation (depreciation)			(5,841)
Net gain (loss)			18,466

Increase (decrease) in net assets from operations			$17,933

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(533)	$(160)
Net realized gain (loss)		18,975	(3,711)
Realized gain distributions		5,332	2,319
Net change in unrealized appreciation (depreciation)		(5,841)	10,420

Increase (decrease) in net assets from operations		17,933	8,868

Contract owner transactions:
Proceeds from units sold		24,476	79,752
Cost of units redeemed		(65,492)	(37,596)
Account charges		(82)	(105)
Increase (decrease)		(41,098)	42,051
Net increase (decrease)		(23,165)	50,919
Net assets, beginning		72,909	21,990
Net assets, ending		$49,744	$72,909

Units sold		14,415	61,047
Units redeemed		(35,464)	(29,867)
Net increase (decrease)		(21,049)	31,180
Units outstanding, beginning		46,448	15,268
Units outstanding, ending		25,399	46,448

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$235,375
Cost of units redeemed/account charges			(227,496)
Net investment income (loss)			(1,865)
Net realized gain (loss)			19,664
Realized gain distributions			17,912
Net change in unrealized appreciation (depreciation)			6,154
Net assets			$49,744

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.96	25	$50	1.25%	24.8%	12/31/2021	$2.00	0	$0	1.00%	25.1%	12/31/2021	$2.04	0	$0	0.75%	25.4%
12/31/2020	1.57	46	73	1.25%	9.0%	12/31/2020	1.60	0	0	1.00%	9.3%	12/31/2020	1.63	0	0	0.75%	9.5%
12/31/2019	1.44	15	22	1.25%	19.9%	12/31/2019	1.46	0	0	1.00%	20.2%	12/31/2019	1.48	0	0	0.75%	20.5%
12/31/2018	1.20	15	18	1.25%	-13.5%	12/31/2018	1.22	0	0	1.00%	-13.3%	12/31/2018	1.23	0	0	0.75%	-13.1%
12/31/2017	1.39	47	65	1.25%	12.4%	12/31/2017	1.40	0	0	1.00%	12.7%	12/31/2017	1.42	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.08	0	$0	0.50%	25.7%	12/31/2021	$2.12	0	$0	0.25%	26.0%	12/31/2021	$2.17	0	$0	0.00%	26.3%
12/31/2020	1.66	0	0	0.50%	9.8%	12/31/2020	1.69	0	0	0.25%	10.1%	12/31/2020	1.72	0	0	0.00%	10.4%
12/31/2019	1.51	0	0	0.50%	20.8%	12/31/2019	1.53	0	0	0.25%	21.1%	12/31/2019	1.55	0	0	0.00%	21.4%
12/31/2018	1.25	0	0	0.50%	-12.9%	12/31/2018	1.26	0	0	0.25%	-12.7%	12/31/2018	1.28	0	0	0.00%	-12.4%
12/31/2017	1.43	0	0	0.50%	13.2%	12/31/2017	1.45	0	0	0.25%	13.5%	12/31/2017	1.46	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	1.3%
2019	0.4%
2018	0.4%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price European Stock Fund - 06-755

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,651	$14,655	696
Receivables: investments sold	188
Payables: investments purchased	-
Net assets	$18,839

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,839	6,246	$3.02
Band 100	-	-	3.16
Band 75	-	-	3.30
Band 50	-	-	3.46
Band 25	-	-	3.62
Band 0	-	-	3.91
Total	$18,839	6,246

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$152
Mortality & expense charges			(221)
Net investment income (loss)			(69)

Gain (loss) on investments:
Net realized gain (loss)			47
Realized gain distributions			556
Net change in unrealized appreciation (depreciation)			1,628
Net gain (loss)			2,231

Increase (decrease) in net assets from operations			$2,162

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(69)	$(28)
Net realized gain (loss)		47	3
Realized gain distributions		556	-
Net change in unrealized appreciation (depreciation)		1,628	1,616

Increase (decrease) in net assets from operations		2,162	1,591

Contract owner transactions:
Proceeds from units sold		680	1,807
Cost of units redeemed		-	-
Account charges		(12)	(12)
Increase (decrease)		668	1,795
Net increase (decrease)		2,830	3,386
Net assets, beginning		16,009	12,623
Net assets, ending		$18,839	$16,009

Units sold		231	750
Units redeemed		(4)	(5)
Net increase (decrease)		227	745
Units outstanding, beginning		6,019	5,274
Units outstanding, ending		6,246	6,019

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$782,963
Cost of units redeemed/account charges			(914,664)
Net investment income (loss)			20,765
Net realized gain (loss)			48,483
Realized gain distributions			77,296
Net change in unrealized appreciation (depreciation)			3,996
Net assets			$18,839

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.02	6	$19	1.25%	13.4%	12/31/2021	$3.16	0	$0	1.00%	13.7%	12/31/2021	$3.30	0	$0	0.75%	14.0%
12/31/2020	2.66	6	16	1.25%	11.1%	12/31/2020	2.78	0	0	1.00%	11.4%	12/31/2020	2.90	0	0	0.75%	11.7%
12/31/2019	2.39	5	13	1.25%	25.3%	12/31/2019	2.49	0	0	1.00%	25.6%	12/31/2019	2.60	0	0	0.75%	25.9%
12/31/2018	1.91	5	10	1.25%	-13.8%	12/31/2018	1.98	0	0	1.00%	-13.6%	12/31/2018	2.06	0	0	0.75%	-13.4%
12/31/2017	2.22	129	287	1.25%	24.2%	12/31/2017	2.30	0	0	1.00%	24.5%	12/31/2017	2.38	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.46	0	$0	0.50%	14.2%	12/31/2021	$3.62	0	$0	0.25%	14.5%	12/31/2021	$3.91	0	$0	0.00%	14.8%
12/31/2020	3.03	0	0	0.50%	12.0%	12/31/2020	3.16	0	0	0.25%	12.2%	12/31/2020	3.41	0	0	0.00%	12.5%
12/31/2019	2.70	0	0	0.50%	26.3%	12/31/2019	2.82	0	0	0.25%	26.6%	12/31/2019	3.03	0	0	0.00%	26.9%
12/31/2018	2.14	0	0	0.50%	-13.2%	12/31/2018	2.22	0	0	0.25%	-12.9%	12/31/2018	2.38	0	0	0.00%	-12.7%
12/31/2017	2.47	0	0	0.50%	25.1%	12/31/2017	2.56	0	0	0.25%	25.4%	12/31/2017	2.73	0	0	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.9%
2019	1.7%
2018	0.2%
2017	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Growth Stock Fund Advisor Class - 06-308

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,504,966	$22,827,025	363,238
Receivables: investments sold	-
Payables: investments purchased	(18,723)
Net assets	$37,486,243

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,358,268	8,228,670	$4.54
Band 100	-	-	4.71
Band 75	-	-	4.88
Band 50	-	-	5.07
Band 25	-	-	5.25
Band 0	127,975	23,486	5.45
Total	$37,486,243	8,252,156

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(616,310)
Net investment income (loss)			(616,310)

Gain (loss) on investments:
Net realized gain (loss)			31,460,395
Realized gain distributions			3,288,022
Net change in unrealized appreciation (depreciation)			(24,540,500)
Net gain (loss)			10,207,917

Increase (decrease) in net assets from operations			$9,591,607

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(616,310)	$(1,015,823)
Net realized gain (loss)		31,460,395	7,532,267
Realized gain distributions		3,288,022	2,917,394
Net change in unrealized appreciation (depreciation)		(24,540,500)	14,989,581

Increase (decrease) in net assets from operations		9,591,607	24,423,419

Contract owner transactions:
Proceeds from units sold		3,261,632	9,131,762
Cost of units redeemed		(64,721,065)	(24,527,021)
Account charges		(45,311)	(44,188)
Increase (decrease)		(61,504,744)	(15,439,447)
Net increase (decrease)		(51,913,137)	8,983,972
Net assets, beginning		89,399,380	80,415,408
Net assets, ending		$37,486,243	$89,399,380

Units sold		787,960	3,266,346
Units redeemed		(15,809,903)	(8,225,361)
Net increase (decrease)		(15,021,943)	(4,959,015)
Units outstanding, beginning		23,274,099	28,233,114
Units outstanding, ending		8,252,156	23,274,099

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$161,676,193
Cost of units redeemed/account charges			(231,104,536)
Net investment income (loss)			(10,227,403)
Net realized gain (loss)			65,163,679
Realized gain distributions			37,300,369
Net change in unrealized appreciation (depreciation)			14,677,941
Net assets			$37,486,243

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.54	8,229	$37,358	1.25%	18.2%	12/31/2021	$4.71	0	$0	1.00%	18.5%	12/31/2021	$4.88	0	$0	0.75%	18.8%
12/31/2020	3.84	23,247	89,278	1.25%	34.9%	12/31/2020	3.97	0	0	1.00%	35.2%	12/31/2020	4.11	0	0	0.75%	35.5%
12/31/2019	2.85	28,208	80,331	1.25%	28.8%	12/31/2019	2.94	0	0	1.00%	29.1%	12/31/2019	3.03	0	0	0.75%	29.5%
12/31/2018	2.21	34,270	75,761	1.25%	-2.5%	12/31/2018	2.28	0	0	1.00%	-2.3%	12/31/2018	2.34	0	0	0.75%	-2.0%
12/31/2017	2.27	37,611	85,291	1.25%	31.7%	12/31/2017	2.33	0	0	1.00%	32.0%	12/31/2017	2.39	0	0	0.75%	32.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.07	0	$0	0.50%	19.1%	12/31/2021	$5.25	0	$0	0.25%	19.4%	12/31/2021	$5.45	23	$128	0.00%	19.7%
12/31/2020	4.25	0	0	0.50%	35.9%	12/31/2020	4.40	0	0	0.25%	36.2%	12/31/2020	4.55	27	121	0.00%	36.5%
12/31/2019	3.13	0	0	0.50%	29.8%	12/31/2019	3.23	0	0	0.25%	30.1%	12/31/2019	3.33	25	84	0.00%	30.4%
12/31/2018	2.41	0	0	0.50%	-1.8%	12/31/2018	2.48	0	0	0.25%	-1.5%	12/31/2018	2.56	22	56	0.00%	-1.3%
12/31/2017	2.46	0	0	0.50%	32.6%	12/31/2017	2.52	0	0	0.25%	33.0%	12/31/2017	2.59	17	45	0.00%	33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Growth Stock Fund R Class - 06-780

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,571,064	$5,873,038	97,037
Receivables: investments sold	-
Payables: investments purchased	(2,179)
Net assets	$9,568,885

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,345,696	716,803	$7.46
Band 100	4,218,725	540,452	7.81
Band 75	-	-	8.17
Band 50	4,464	522	8.55
Band 25	-	-	8.95
Band 0	-	-	9.49
Total	$9,568,885	1,257,777

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(118,823)
Net investment income (loss)			(118,823)

Gain (loss) on investments:
Net realized gain (loss)			1,440,027
Realized gain distributions			833,590
Net change in unrealized appreciation (depreciation)			(385,114)
Net gain (loss)			1,888,503

Increase (decrease) in net assets from operations			$1,769,680

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(118,823)	$(110,559)
Net realized gain (loss)		1,440,027	1,171,134
Realized gain distributions		833,590	333,033
Net change in unrealized appreciation (depreciation)		(385,114)	1,646,696

Increase (decrease) in net assets from operations		1,769,680	3,040,304

Contract owner transactions:
Proceeds from units sold		540,797	1,042,274
Cost of units redeemed		(3,078,123)	(3,396,749)
Account charges		(2,643)	(2,952)
Increase (decrease)		(2,539,969)	(2,357,427)
Net increase (decrease)		(770,289)	682,877
Net assets, beginning		10,339,174	9,656,297
Net assets, ending		$9,568,885	$10,339,174

Units sold		102,271	231,831
Units redeemed		(446,381)	(651,211)
Net increase (decrease)		(344,110)	(419,380)
Units outstanding, beginning		1,601,887	2,021,267
Units outstanding, ending		1,257,777	1,601,887

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$72,074,126
Cost of units redeemed/account charges			(84,333,840)
Net investment income (loss)			(2,173,287)
Net realized gain (loss)			13,793,855
Realized gain distributions			6,510,005
Net change in unrealized appreciation (depreciation)			3,698,026
Net assets			$9,568,885

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.46	717	$5,346	1.25%	17.9%	12/31/2021	$7.81	540	$4,219	1.00%	18.2%	12/31/2021	$8.17	0	$0	0.75%	18.5%
12/31/2020	6.33	943	5,964	1.25%	34.5%	12/31/2020	6.60	620	4,095	1.00%	34.9%	12/31/2020	6.90	0	0	0.75%	35.2%
12/31/2019	4.70	1,329	6,248	1.25%	28.5%	12/31/2019	4.90	652	3,194	1.00%	28.8%	12/31/2019	5.10	0	0	0.75%	29.1%
12/31/2018	3.66	1,723	6,306	1.25%	-2.8%	12/31/2018	3.80	728	2,767	1.00%	-2.5%	12/31/2018	3.95	0	0	0.75%	-2.3%
12/31/2017	3.76	2,359	8,877	1.25%	31.3%	12/31/2017	3.90	769	3,000	1.00%	31.7%	12/31/2017	4.04	0	0	0.75%	32.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.55	1	$4	0.50%	18.8%	12/31/2021	$8.95	0	$0	0.25%	19.1%	12/31/2021	$9.49	0	$0	0.00%	19.4%
12/31/2020	7.20	39	280	0.50%	35.5%	12/31/2020	7.52	0	0	0.25%	35.9%	12/31/2020	7.95	0	0	0.00%	36.2%
12/31/2019	5.31	40	215	0.50%	29.5%	12/31/2019	5.53	0	0	0.25%	29.8%	12/31/2019	5.83	0	0	0.00%	30.1%
12/31/2018	4.10	43	177	0.50%	-2.0%	12/31/2018	4.26	0	0	0.25%	-1.8%	12/31/2018	4.48	0	0	0.00%	-1.5%
12/31/2017	4.19	11	44	0.50%	32.3%	12/31/2017	4.34	0	0	0.25%	32.6%	12/31/2017	4.55	0	0	0.00%	33.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Value Equity Fund Advisor Class - 06-309

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$346,248	$295,723	21,875
Receivables: investments sold	1,128
Payables: investments purchased	-
Net assets	$347,376

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$347,376	330,899	$1.05
Band 100	-	-	1.09
Band 75	-	-	1.13
Band 50	-	-	1.17
Band 25	-	-	1.21
Band 0	-	-	1.26
Total	$347,376	330,899

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,183
Mortality & expense charges			(4,790)
Net investment income (loss)			3,393

Gain (loss) on investments:
Net realized gain (loss)			12,775
Realized gain distributions			495
Net change in unrealized appreciation (depreciation)			21,173
Net gain (loss)			34,443

Increase (decrease) in net assets from operations			$37,836

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,393	$989
Net realized gain (loss)		12,775	13,367
Realized gain distributions		495	-
Net change in unrealized appreciation (depreciation)		21,173	(17,858)

Increase (decrease) in net assets from operations		37,836	(3,502)

Contract owner transactions:
Proceeds from units sold		44,789	69,571
Cost of units redeemed		(84,800)	(304,424)
Account charges		(19)	(38)
Increase (decrease)		(40,030)	(234,891)
Net increase (decrease)		(2,194)	(238,393)
Net assets, beginning		349,570	587,963
Net assets, ending		$347,376	$349,570

Units sold		43,675	84,952
Units redeemed		(82,798)	(338,105)
Net increase (decrease)		(39,123)	(253,153)
Units outstanding, beginning		370,022	623,175
Units outstanding, ending		330,899	370,022

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$37,902,200
Cost of units redeemed/account charges			(35,755,265)
Net investment income (loss)			1,154,279
Net realized gain (loss)			(4,207,661)
Realized gain distributions			1,203,298
Net change in unrealized appreciation (depreciation)			50,525
Net assets			$347,376

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	331	$347	1.25%	11.1%	12/31/2021	$1.09	0	$0	1.00%	11.4%	12/31/2021	$1.13	0	$0	0.75%	11.7%
12/31/2020	0.94	370	350	1.25%	0.1%	12/31/2020	0.98	0	0	1.00%	0.4%	12/31/2020	1.01	0	0	0.75%	0.6%
12/31/2019	0.94	623	588	1.25%	19.0%	12/31/2019	0.97	0	0	1.00%	19.3%	12/31/2019	1.00	0	0	0.75%	19.6%
12/31/2018	0.79	6,558	5,198	1.25%	-19.5%	12/31/2018	0.82	0	0	1.00%	-19.3%	12/31/2018	0.84	0	0	0.75%	-19.1%
12/31/2017	0.98	11,284	11,108	1.25%	19.0%	12/31/2017	1.01	0	0	1.00%	19.3%	12/31/2017	1.04	0	0	0.75%	19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	0.50%	12.0%	12/31/2021	$1.21	0	$0	0.25%	12.2%	12/31/2021	$1.26	0	$0	0.00%	12.5%
12/31/2020	1.05	0	0	0.50%	0.9%	12/31/2020	1.08	0	0	0.25%	1.1%	12/31/2020	1.12	0	0	0.00%	1.4%
12/31/2019	1.04	0	0	0.50%	19.9%	12/31/2019	1.07	0	0	0.25%	20.2%	12/31/2019	1.10	0	0	0.00%	20.5%
12/31/2018	0.86	0	0	0.50%	-18.9%	12/31/2018	0.89	0	0	0.25%	-18.7%	12/31/2018	0.92	0	0	0.00%	-18.5%
12/31/2017	1.07	0	0	0.50%	19.9%	12/31/2017	1.09	0	0	0.25%	20.2%	12/31/2017	1.12	0	0	0.00%	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	1.2%
2019	0.6%
2018	1.2%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Value Equity Fund R Class - 06-795

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$930,594	$798,450	59,743
Receivables: investments sold	212
Payables: investments purchased	-
Net assets	$930,806

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$468,984	173,454	$2.70
Band 100	458,644	162,062	2.83
Band 75	-	-	2.96
Band 50	3,178	1,025	3.10
Band 25	-	-	3.25
Band 0	-	-	3.46
Total	$930,806	336,541

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16,972
Mortality & expense charges			(10,504)
Net investment income (loss)			6,468

Gain (loss) on investments:
Net realized gain (loss)			11,840
Realized gain distributions			1,170
Net change in unrealized appreciation (depreciation)			73,949
Net gain (loss)			86,959

Increase (decrease) in net assets from operations			$93,427

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,468	$1,948
Net realized gain (loss)		11,840	(5,226)
Realized gain distributions		1,170	-
Net change in unrealized appreciation (depreciation)		73,949	(13,952)

Increase (decrease) in net assets from operations		93,427	(17,230)

Contract owner transactions:
Proceeds from units sold		56,941	48,844
Cost of units redeemed		(71,973)	(324,139)
Account charges		(131)	(147)
Increase (decrease)		(15,163)	(275,442)
Net increase (decrease)		78,264	(292,672)
Net assets, beginning		852,542	1,145,214
Net assets, ending		$930,806	$852,542

Units sold		21,101	34,333
Units redeemed		(26,681)	(154,271)
Net increase (decrease)		(5,580)	(119,938)
Units outstanding, beginning		342,121	462,059
Units outstanding, ending		336,541	342,121

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$26,292,678
Cost of units redeemed/account charges			(27,875,950)
Net investment income (loss)			44,667
Net realized gain (loss)			1,816,671
Realized gain distributions			520,596
Net change in unrealized appreciation (depreciation)			132,144
Net assets			$930,806

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.70	173	$469	1.25%	10.8%	12/31/2021	$2.83	162	$459	1.00%	11.1%	12/31/2021	$2.96	0	$0	0.75%	11.3%
12/31/2020	2.44	181	442	1.25%	-0.1%	12/31/2020	2.55	160	408	1.00%	0.1%	12/31/2020	2.66	0	0	0.75%	0.4%
12/31/2019	2.44	305	744	1.25%	18.7%	12/31/2019	2.54	157	399	1.00%	19.0%	12/31/2019	2.65	0	0	0.75%	19.3%
12/31/2018	2.06	445	916	1.25%	-19.7%	12/31/2018	2.14	165	352	1.00%	-19.5%	12/31/2018	2.22	0	0	0.75%	-19.3%
12/31/2017	2.56	564	1,446	1.25%	18.6%	12/31/2017	2.66	158	420	1.00%	18.9%	12/31/2017	2.75	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.10	1	$3	0.50%	11.6%	12/31/2021	$3.25	0	$0	0.25%	11.9%	12/31/2021	$3.46	0	$0	0.00%	12.2%
12/31/2020	2.78	1	3	0.50%	0.6%	12/31/2020	2.90	0	0	0.25%	0.9%	12/31/2020	3.08	0	0	0.00%	1.1%
12/31/2019	2.76	1	2	0.50%	19.6%	12/31/2019	2.87	0	0	0.25%	19.9%	12/31/2019	3.05	0	0	0.00%	20.2%
12/31/2018	2.31	0	0	0.50%	-19.1%	12/31/2018	2.40	0	0	0.25%	-18.9%	12/31/2018	2.54	7	18	0.00%	-18.7%
12/31/2017	2.85	0	0	0.50%	19.5%	12/31/2017	2.96	0	0	0.25%	19.8%	12/31/2017	3.12	17	54	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.3%
2019	2.5%
2018	1.4%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Stock Fund R Class - 06-715

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$321,189	$290,144	16,387
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$321,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$181,476	69,644	$2.61
Band 100	139,728	51,223	2.73
Band 75	-	-	2.86
Band 50	-	-	2.99
Band 25	-	-	3.13
Band 0	-	-	3.28
Total	$321,204	120,867

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$460
Mortality & expense charges			(5,077)
Net investment income (loss)			(4,617)

Gain (loss) on investments:
Net realized gain (loss)			48,849
Realized gain distributions			19,786
Net change in unrealized appreciation (depreciation)			(54,553)
Net gain (loss)			14,082

Increase (decrease) in net assets from operations			$9,465

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,617)	$(5,182)
Net realized gain (loss)		48,849	9,940
Realized gain distributions		19,786	5,874
Net change in unrealized appreciation (depreciation)		(54,553)	47,229

Increase (decrease) in net assets from operations		9,465	57,861

Contract owner transactions:
Proceeds from units sold		23,218	201,243
Cost of units redeemed		(221,793)	(93,643)
Account charges		(35)	(65)
Increase (decrease)		(198,610)	107,535
Net increase (decrease)		(189,145)	165,396
Net assets, beginning		510,349	344,953
Net assets, ending		$321,204	$510,349

Units sold		8,554	89,424
Units redeemed		(79,836)	(42,836)
Net increase (decrease)		(71,282)	46,588
Units outstanding, beginning		192,149	145,561
Units outstanding, ending		120,867	192,149

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,156,186
Cost of units redeemed/account charges			(2,045,196)
Net investment income (loss)			(23,105)
Net realized gain (loss)			91,666
Realized gain distributions			110,608
Net change in unrealized appreciation (depreciation)			31,045
Net assets			$321,204

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.61	70	$181	1.25%	-0.4%	12/31/2021	$2.73	51	$140	1.00%	-0.1%	12/31/2021	$2.86	0	$0	0.75%	0.1%
12/31/2020	2.62	125	328	1.25%	12.6%	12/31/2020	2.73	67	182	1.00%	12.8%	12/31/2020	2.85	0	0	0.75%	13.1%
12/31/2019	2.32	77	178	1.25%	25.5%	12/31/2019	2.42	69	166	1.00%	25.9%	12/31/2019	2.52	0	0	0.75%	26.2%
12/31/2018	1.85	66	123	1.25%	-15.6%	12/31/2018	1.92	72	139	1.00%	-15.4%	12/31/2018	2.00	0	0	0.75%	-15.2%
12/31/2017	2.19	70	153	1.25%	25.9%	12/31/2017	2.27	75	170	1.00%	26.3%	12/31/2017	2.36	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.99	0	$0	0.50%	0.4%	12/31/2021	$3.13	0	$0	0.25%	0.6%	12/31/2021	$3.28	0	$0	0.00%	0.9%
12/31/2020	2.98	0	0	0.50%	13.4%	12/31/2020	3.11	0	0	0.25%	13.7%	12/31/2020	3.25	0	0	0.00%	14.0%
12/31/2019	2.63	0	0	0.50%	26.5%	12/31/2019	2.73	0	0	0.25%	26.8%	12/31/2019	2.85	0	0	0.00%	27.1%
12/31/2018	2.08	0	0	0.50%	-15.0%	12/31/2018	2.16	0	0	0.25%	-14.7%	12/31/2018	2.24	0	0	0.00%	-14.5%
12/31/2017	2.44	0	0	0.50%	26.9%	12/31/2017	2.53	0	0	0.25%	27.2%	12/31/2017	2.62	0	0	0.00%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.0%
2019	2.5%
2018	0.8%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Growth Fund R Class - 06-790

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,604,847	$2,255,457	24,453
Receivables: investments sold	10,438
Payables: investments purchased	-
Net assets	$2,615,285

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,615,285	306,495	$8.53
Band 100	-	-	8.93
Band 75	-	-	9.35
Band 50	-	-	9.78
Band 25	-	-	10.24
Band 0	-	-	10.83
Total	$2,615,285	306,495

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(34,501)
Net investment income (loss)			(34,501)

Gain (loss) on investments:
Net realized gain (loss)			275,682
Realized gain distributions			263,754
Net change in unrealized appreciation (depreciation)			(166,525)
Net gain (loss)			372,911

Increase (decrease) in net assets from operations			$338,410

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,501)	$(28,785)
Net realized gain (loss)		275,682	108,811
Realized gain distributions		263,754	126,533
Net change in unrealized appreciation (depreciation)		(166,525)	158,237

Increase (decrease) in net assets from operations		338,410	364,796

Contract owner transactions:
Proceeds from units sold		802,036	831,300
Cost of units redeemed		(1,062,098)	(1,706,243)
Account charges		(3,267)	(780)
Increase (decrease)		(263,329)	(875,723)
Net increase (decrease)		75,081	(510,927)
Net assets, beginning		2,540,204	3,051,131
Net assets, ending		$2,615,285	$2,540,204

Units sold		103,295	137,588
Units redeemed		(130,847)	(288,714)
Net increase (decrease)		(27,552)	(151,126)
Units outstanding, beginning		334,047	485,173
Units outstanding, ending		306,495	334,047

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$21,086,182
Cost of units redeemed/account charges			(25,521,903)
Net investment income (loss)			(635,116)
Net realized gain (loss)			3,089,586
Realized gain distributions			4,247,146
Net change in unrealized appreciation (depreciation)			349,390
Net assets			$2,615,285

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.53	306	$2,615	1.25%	13.0%	12/31/2021	$8.93	0	$0	1.00%	13.3%	12/31/2021	$9.35	0	$0	0.75%	13.6%
12/31/2020	7.55	325	2,451	1.25%	22.0%	12/31/2020	7.88	0	0	1.00%	22.3%	12/31/2020	8.23	0	0	0.75%	22.6%
12/31/2019	6.19	453	2,805	1.25%	29.2%	12/31/2019	6.45	0	0	1.00%	29.5%	12/31/2019	6.72	0	0	0.75%	29.8%
12/31/2018	4.79	699	3,349	1.25%	-3.8%	12/31/2018	4.98	0	0	1.00%	-3.5%	12/31/2018	5.17	0	0	0.75%	-3.3%
12/31/2017	4.98	1,084	5,397	1.25%	22.7%	12/31/2017	5.16	0	0	1.00%	23.0%	12/31/2017	5.35	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.78	0	$0	0.50%	13.9%	12/31/2021	$10.24	0	$0	0.25%	14.1%	12/31/2021	$10.83	0	$0	0.00%	14.4%
12/31/2020	8.59	0	0	0.50%	22.9%	12/31/2020	8.97	0	0	0.25%	23.2%	12/31/2020	9.47	9	89	0.00%	23.5%
12/31/2019	6.99	0	0	0.50%	30.2%	12/31/2019	7.28	0	0	0.25%	30.5%	12/31/2019	7.67	32	247	0.00%	30.8%
12/31/2018	5.37	0	0	0.50%	-3.0%	12/31/2018	5.58	0	0	0.25%	-2.8%	12/31/2018	5.86	33	195	0.00%	-2.5%
12/31/2017	5.54	0	0	0.50%	23.6%	12/31/2017	5.74	0	0	0.25%	23.9%	12/31/2017	6.01	32	193	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Value Fund R Class - 06-785

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$339,834	$307,522	10,364
Receivables: investments sold	227
Payables: investments purchased	-
Net assets	$340,061

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$340,061	58,146	$5.85
Band 100	-	-	6.12
Band 75	-	-	6.41
Band 50	-	-	6.71
Band 25	-	-	7.02
Band 0	-	-	7.46
Total	$340,061	58,146

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,512
Mortality & expense charges			(5,203)
Net investment income (loss)			(3,691)

Gain (loss) on investments:
Net realized gain (loss)			44,838
Realized gain distributions			26,084
Net change in unrealized appreciation (depreciation)			11,773
Net gain (loss)			82,695

Increase (decrease) in net assets from operations			$79,004

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,691)	$(1,956)
Net realized gain (loss)		44,838	(22,437)
Realized gain distributions		26,084	11,319
Net change in unrealized appreciation (depreciation)		11,773	29,646

Increase (decrease) in net assets from operations		79,004	16,572

Contract owner transactions:
Proceeds from units sold		112,261	48,728
Cost of units redeemed		(240,694)	(231,252)
Account charges		(494)	(642)
Increase (decrease)		(128,927)	(183,166)
Net increase (decrease)		(49,923)	(166,594)
Net assets, beginning		389,984	556,578
Net assets, ending		$340,061	$389,984

Units sold		20,269	18,100
Units redeemed		(43,709)	(53,917)
Net increase (decrease)		(23,440)	(35,817)
Units outstanding, beginning		81,586	117,403
Units outstanding, ending		58,146	81,586

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,102,426
Cost of units redeemed/account charges			(8,810,887)
Net investment income (loss)			(131,552)
Net realized gain (loss)			824,484
Realized gain distributions			1,323,278
Net change in unrealized appreciation (depreciation)			32,312
Net assets			$340,061

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.85	58	$340	1.25%	22.4%	12/31/2021	$6.12	0	$0	1.00%	22.7%	12/31/2021	$6.41	0	$0	0.75%	23.0%
12/31/2020	4.78	82	390	1.25%	8.0%	12/31/2020	4.99	0	0	1.00%	8.2%	12/31/2020	5.21	0	0	0.75%	8.5%
12/31/2019	4.43	83	369	1.25%	17.5%	12/31/2019	4.61	0	0	1.00%	17.8%	12/31/2019	4.80	0	0	0.75%	18.1%
12/31/2018	3.77	108	407	1.25%	-12.2%	12/31/2018	3.91	0	0	1.00%	-12.0%	12/31/2018	4.07	0	0	0.75%	-11.7%
12/31/2017	4.29	129	554	1.25%	9.7%	12/31/2017	4.45	0	0	1.00%	10.0%	12/31/2017	4.61	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.71	0	$0	0.50%	23.3%	12/31/2021	$7.02	0	$0	0.25%	23.6%	12/31/2021	$7.46	0	$0	0.00%	23.9%
12/31/2020	5.44	0	0	0.50%	8.8%	12/31/2020	5.68	0	0	0.25%	9.0%	12/31/2020	6.02	0	0	0.00%	9.3%
12/31/2019	5.00	0	0	0.50%	18.4%	12/31/2019	5.21	0	0	0.25%	18.7%	12/31/2019	5.51	34	188	0.00%	19.0%
12/31/2018	4.22	0	0	0.50%	-11.5%	12/31/2018	4.39	0	0	0.25%	-11.3%	12/31/2018	4.63	33	153	0.00%	-11.1%
12/31/2017	4.77	0	0	0.50%	10.5%	12/31/2017	4.95	0	0	0.25%	10.8%	12/31/2017	5.20	29	148	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.5%
2019	0.9%
2018	0.4%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$187,140	$163,422	5,596
Receivables: investments sold	170
Payables: investments purchased	-
Net assets	$187,310

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$187,310	70,080	$2.67
Band 100	-	-	2.77
Band 75	-	-	2.88
Band 50	-	-	2.98
Band 25	-	-	3.09
Band 0	-	-	3.21
Total	$187,310	70,080

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,223
Mortality & expense charges			(2,603)
Net investment income (loss)			(1,380)

Gain (loss) on investments:
Net realized gain (loss)			44,558
Realized gain distributions			14,071
Net change in unrealized appreciation (depreciation)			(2,450)
Net gain (loss)			56,179

Increase (decrease) in net assets from operations			$54,799

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,380)	$(625)
Net realized gain (loss)		44,558	(2,842)
Realized gain distributions		14,071	7,581
Net change in unrealized appreciation (depreciation)		(2,450)	20,429

Increase (decrease) in net assets from operations		54,799	24,543

Contract owner transactions:
Proceeds from units sold		49,824	69,701
Cost of units redeemed		(199,768)	(52,477)
Account charges		(144)	(110)
Increase (decrease)		(150,088)	17,114
Net increase (decrease)		(95,289)	41,657
Net assets, beginning		282,599	240,942
Net assets, ending		$187,310	$282,599

Units sold		19,824	38,901
Units redeemed		(79,370)	(28,881)
Net increase (decrease)		(59,546)	10,020
Units outstanding, beginning		129,626	119,606
Units outstanding, ending		70,080	129,626

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,229,554
Cost of units redeemed/account charges			(6,676,170)
Net investment income (loss)			28,948
Net realized gain (loss)			462,947
Realized gain distributions			1,118,313
Net change in unrealized appreciation (depreciation)			23,718
Net assets			$187,310

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.67	70	$187	1.25%	22.6%	12/31/2021	$2.77	0	$0	1.00%	22.9%	12/31/2021	$2.88	0	$0	0.75%	23.2%
12/31/2020	2.18	130	283	1.25%	8.2%	12/31/2020	2.26	0	0	1.00%	8.5%	12/31/2020	2.33	0	0	0.75%	8.8%
12/31/2019	2.01	120	241	1.25%	17.8%	12/31/2019	2.08	0	0	1.00%	18.1%	12/31/2019	2.15	0	0	0.75%	18.4%
12/31/2018	1.71	300	513	1.25%	-12.0%	12/31/2018	1.76	0	0	1.00%	-11.8%	12/31/2018	1.81	0	0	0.75%	-11.5%
12/31/2017	1.94	505	981	1.25%	10.0%	12/31/2017	1.99	0	0	1.00%	10.2%	12/31/2017	2.05	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.98	0	$0	0.50%	23.5%	12/31/2021	$3.09	0	$0	0.25%	23.8%	12/31/2021	$3.21	0	$0	0.00%	24.1%
12/31/2020	2.41	0	0	0.50%	9.0%	12/31/2020	2.50	0	0	0.25%	9.3%	12/31/2020	2.58	0	0	0.00%	9.6%
12/31/2019	2.21	0	0	0.50%	18.7%	12/31/2019	2.29	0	0	0.25%	19.0%	12/31/2019	2.36	0	0	0.00%	19.3%
12/31/2018	1.87	0	0	0.50%	-11.3%	12/31/2018	1.92	0	0	0.25%	-11.1%	12/31/2018	1.98	0	0	0.00%	-10.9%
12/31/2017	2.10	0	0	0.50%	10.8%	12/31/2017	2.16	0	0	0.25%	11.1%	12/31/2017	2.22	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.8%
2019	1.3%
2018	0.5%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2005 Fund R Class - 06-576

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$401,012	$386,568	29,228
Receivables: investments sold	877
Payables: investments purchased	-
Net assets	$401,889

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$401,889	244,338	$1.64
Band 100	-	-	1.68
Band 75	-	-	1.73
Band 50	-	-	1.77
Band 25	-	-	1.81
Band 0	-	-	1.85
Total	$401,889	244,338

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,722
Mortality & expense charges			(4,806)
Net investment income (loss)			916

Gain (loss) on investments:
Net realized gain (loss)			1,555
Realized gain distributions			30,599
Net change in unrealized appreciation (depreciation)			(10,663)
Net gain (loss)			21,491

Increase (decrease) in net assets from operations			$22,407

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$916	$65
Net realized gain (loss)		1,555	(4,860)
Realized gain distributions		30,599	22,245
Net change in unrealized appreciation (depreciation)		(10,663)	7,778

Increase (decrease) in net assets from operations		22,407	25,228

Contract owner transactions:
Proceeds from units sold		37,282	107,971
Cost of units redeemed		(12,038)	(185,281)
Account charges		(663)	(555)
Increase (decrease)		24,581	(77,865)
Net increase (decrease)		46,988	(52,637)
Net assets, beginning		354,901	407,538
Net assets, ending		$401,889	$354,901

Units sold		24,138	97,480
Units redeemed		(8,859)	(155,900)
Net increase (decrease)		15,279	(58,420)
Units outstanding, beginning		229,059	287,479
Units outstanding, ending		244,338	229,059

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,730,760
Cost of units redeemed/account charges			(3,622,343)
Net investment income (loss)			24,000
Net realized gain (loss)			71,204
Realized gain distributions			183,824
Net change in unrealized appreciation (depreciation)			14,444
Net assets			$401,889

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	244	$402	1.25%	6.2%	12/31/2021	$1.68	0	$0	1.00%	6.4%	12/31/2021	$1.73	0	$0	0.75%	6.7%
12/31/2020	1.55	229	355	1.25%	9.3%	12/31/2020	1.58	0	0	1.00%	9.6%	12/31/2020	1.62	0	0	0.75%	9.8%
12/31/2019	1.42	287	408	1.25%	13.0%	12/31/2019	1.44	0	0	1.00%	13.3%	12/31/2019	1.47	0	0	0.75%	13.6%
12/31/2018	1.25	448	562	1.25%	-4.8%	12/31/2018	1.28	0	0	1.00%	-4.6%	12/31/2018	1.30	0	0	0.75%	-4.3%
12/31/2017	1.32	1,327	1,748	1.25%	8.6%	12/31/2017	1.34	0	0	1.00%	8.9%	12/31/2017	1.36	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	0	$0	0.50%	7.0%	12/31/2021	$1.81	0	$0	0.25%	7.2%	12/31/2021	$1.85	0	$0	0.00%	7.5%
12/31/2020	1.65	0	0	0.50%	10.1%	12/31/2020	1.69	0	0	0.25%	10.4%	12/31/2020	1.73	0	0	0.00%	10.7%
12/31/2019	1.50	0	0	0.50%	13.9%	12/31/2019	1.53	0	0	0.25%	14.2%	12/31/2019	1.56	0	0	0.00%	14.4%
12/31/2018	1.32	0	0	0.50%	-4.1%	12/31/2018	1.34	0	0	0.25%	-3.9%	12/31/2018	1.36	0	0	0.00%	-3.6%
12/31/2017	1.37	0	0	0.50%	9.5%	12/31/2017	1.39	0	0	0.25%	9.7%	12/31/2017	1.41	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.2%
2019	1.4%
2018	0.8%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$461,496	$475,600	33,889
Receivables: investments sold	1,092
Payables: investments purchased	-
Net assets	$462,588

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$462,588	274,431	$1.69
Band 100	-	-	1.73
Band 75	-	-	1.77
Band 50	-	-	1.81
Band 25	-	-	1.86
Band 0	-	-	1.90
Total	$462,588	274,431

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,610
Mortality & expense charges			(5,824)
Net investment income (loss)			1,786

Gain (loss) on investments:
Net realized gain (loss)			20,577
Realized gain distributions			35,301
Net change in unrealized appreciation (depreciation)			(23,071)
Net gain (loss)			32,807

Increase (decrease) in net assets from operations			$34,593

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,786	$(248)
Net realized gain (loss)		20,577	25,293
Realized gain distributions		35,301	10,068
Net change in unrealized appreciation (depreciation)		(23,071)	(14,721)

Increase (decrease) in net assets from operations		34,593	20,392

Contract owner transactions:
Proceeds from units sold		488,579	23,473
Cost of units redeemed		(220,327)	(352,868)
Account charges		(409)	(405)
Increase (decrease)		267,843	(329,800)
Net increase (decrease)		302,436	(309,408)
Net assets, beginning		160,152	469,560
Net assets, ending		$462,588	$160,152

Units sold		306,029	16,160
Units redeemed		(132,742)	(240,025)
Net increase (decrease)		173,287	(223,865)
Units outstanding, beginning		101,144	325,009
Units outstanding, ending		274,431	101,144

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,611,298
Cost of units redeemed/account charges			(3,440,162)
Net investment income (loss)			27,895
Net realized gain (loss)			119,042
Realized gain distributions			158,619
Net change in unrealized appreciation (depreciation)			(14,104)
Net assets			$462,588

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.69	274	$463	1.25%	6.5%	12/31/2021	$1.73	0	$0	1.00%	6.7%	12/31/2021	$1.77	0	$0	0.75%	7.0%
12/31/2020	1.58	101	160	1.25%	9.6%	12/31/2020	1.62	0	0	1.00%	9.9%	12/31/2020	1.65	0	0	0.75%	10.1%
12/31/2019	1.44	325	470	1.25%	13.3%	12/31/2019	1.47	0	0	1.00%	13.6%	12/31/2019	1.50	0	0	0.75%	13.9%
12/31/2018	1.28	759	968	1.25%	-4.6%	12/31/2018	1.30	0	0	1.00%	-4.4%	12/31/2018	1.32	0	0	0.75%	-4.1%
12/31/2017	1.34	788	1,053	1.25%	9.0%	12/31/2017	1.36	0	0	1.00%	9.3%	12/31/2017	1.38	0	0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.81	0	$0	0.50%	7.3%	12/31/2021	$1.86	0	$0	0.25%	7.5%	12/31/2021	$1.90	0	$0	0.00%	7.8%
12/31/2020	1.69	0	0	0.50%	10.4%	12/31/2020	1.73	0	0	0.25%	10.7%	12/31/2020	1.76	0	0	0.00%	11.0%
12/31/2019	1.53	0	0	0.50%	14.1%	12/31/2019	1.56	0	0	0.25%	14.4%	12/31/2019	1.59	0	0	0.00%	14.7%
12/31/2018	1.34	0	0	0.50%	-3.9%	12/31/2018	1.36	0	0	0.25%	-3.7%	12/31/2018	1.39	0	0	0.00%	-3.4%
12/31/2017	1.39	0	0	0.50%	9.8%	12/31/2017	1.41	0	0	0.25%	10.1%	12/31/2017	1.43	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	0.7%
2019	1.3%
2018	2.0%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2010 Fund R Class - 06-579

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,074,160	$1,093,445	62,424
Receivables: investments sold	5,153
Payables: investments purchased	-
Net assets	$1,079,313

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,079,313	618,468	$1.75
Band 100	-	-	1.79
Band 75	-	-	1.83
Band 50	-	-	1.88
Band 25	-	-	1.92
Band 0	-	-	1.97
Total	$1,079,313	618,468

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$14,157
Mortality & expense charges			(13,209)
Net investment income (loss)			948

Gain (loss) on investments:
Net realized gain (loss)			17,690
Realized gain distributions			110,152
Net change in unrealized appreciation (depreciation)			(58,307)
Net gain (loss)			69,535

Increase (decrease) in net assets from operations			$70,483

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$948	$(125)
Net realized gain (loss)		17,690	5,875
Realized gain distributions		110,152	81,311
Net change in unrealized appreciation (depreciation)		(58,307)	9,459

Increase (decrease) in net assets from operations		70,483	96,520

Contract owner transactions:
Proceeds from units sold		158,829	136,391
Cost of units redeemed		(226,632)	(365,527)
Account charges		(2,285)	(2,174)
Increase (decrease)		(70,088)	(231,310)
Net increase (decrease)		395	(134,790)
Net assets, beginning		1,078,918	1,213,708
Net assets, ending		$1,079,313	$1,078,918

Units sold		92,538	94,826
Units redeemed		(134,817)	(251,445)
Net increase (decrease)		(42,279)	(156,619)
Units outstanding, beginning		660,747	817,366
Units outstanding, ending		618,468	660,747

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,813,810
Cost of units redeemed/account charges			(8,483,147)
Net investment income (loss)			58,402
Net realized gain (loss)			118,084
Realized gain distributions			591,449
Net change in unrealized appreciation (depreciation)			(19,285)
Net assets			$1,079,313

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	618	$1,079	1.25%	6.9%	12/31/2021	$1.79	0	$0	1.00%	7.1%	12/31/2021	$1.83	0	$0	0.75%	7.4%
12/31/2020	1.63	661	1,079	1.25%	10.0%	12/31/2020	1.67	0	0	1.00%	10.2%	12/31/2020	1.70	0	0	0.75%	10.5%
12/31/2019	1.48	817	1,214	1.25%	14.1%	12/31/2019	1.51	0	0	1.00%	14.4%	12/31/2019	1.54	0	0	0.75%	14.7%
12/31/2018	1.30	839	1,091	1.25%	-5.3%	12/31/2018	1.32	0	0	1.00%	-5.1%	12/31/2018	1.34	0	0	0.75%	-4.8%
12/31/2017	1.37	1,140	1,566	1.25%	9.7%	12/31/2017	1.39	0	0	1.00%	10.0%	12/31/2017	1.41	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	0	$0	0.50%	7.7%	12/31/2021	$1.92	0	$0	0.25%	7.9%	12/31/2021	$1.97	0	$0	0.00%	8.2%
12/31/2020	1.74	0	0	0.50%	10.8%	12/31/2020	1.78	0	0	0.25%	11.1%	12/31/2020	1.82	0	0	0.00%	11.3%
12/31/2019	1.57	0	0	0.50%	15.0%	12/31/2019	1.60	0	0	0.25%	15.3%	12/31/2019	1.63	0	0	0.00%	15.6%
12/31/2018	1.37	0	0	0.50%	-4.6%	12/31/2018	1.39	0	0	0.25%	-4.3%	12/31/2018	1.41	141	199	0.00%	-4.1%
12/31/2017	1.43	0	0	0.50%	10.5%	12/31/2017	1.45	0	0	0.25%	10.8%	12/31/2017	1.47	168	248	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.2%
2019	1.7%
2018	1.5%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$917,904	$934,379	52,671
Receivables: investments sold	694
Payables: investments purchased	-
Net assets	$918,598

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$918,598	513,862	$1.79
Band 100	-	-	1.83
Band 75	-	-	1.88
Band 50	-	-	1.92
Band 25	-	-	1.97
Band 0	-	-	2.02
Total	$918,598	513,862

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$14,340
Mortality & expense charges			(14,193)
Net investment income (loss)			147

Gain (loss) on investments:
Net realized gain (loss)			36,883
Realized gain distributions			93,580
Net change in unrealized appreciation (depreciation)			(52,606)
Net gain (loss)			77,857

Increase (decrease) in net assets from operations			$78,004

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$147	$(5,811)
Net realized gain (loss)		36,883	90,711
Realized gain distributions		93,580	89,022
Net change in unrealized appreciation (depreciation)		(52,606)	452

Increase (decrease) in net assets from operations		78,004	174,374

Contract owner transactions:
Proceeds from units sold		79,482	126,575
Cost of units redeemed		(429,502)	(1,217,774)
Account charges		(558)	(459)
Increase (decrease)		(350,578)	(1,091,658)
Net increase (decrease)		(272,574)	(917,284)
Net assets, beginning		1,191,172	2,108,456
Net assets, ending		$918,598	$1,191,172

Units sold		45,539	98,602
Units redeemed		(245,636)	(777,719)
Net increase (decrease)		(200,097)	(679,117)
Units outstanding, beginning		713,959	1,393,076
Units outstanding, ending		513,862	713,959

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,667,145
Cost of units redeemed/account charges			(9,790,500)
Net investment income (loss)			97,900
Net realized gain (loss)			225,712
Realized gain distributions			734,816
Net change in unrealized appreciation (depreciation)			(16,475)
Net assets			$918,598

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	514	$919	1.25%	7.1%	12/31/2021	$1.83	0	$0	1.00%	7.4%	12/31/2021	$1.88	0	$0	0.75%	7.7%
12/31/2020	1.67	714	1,191	1.25%	10.2%	12/31/2020	1.70	0	0	1.00%	10.5%	12/31/2020	1.74	0	0	0.75%	10.8%
12/31/2019	1.51	1,393	2,108	1.25%	14.4%	12/31/2019	1.54	0	0	1.00%	14.7%	12/31/2019	1.57	0	0	0.75%	15.0%
12/31/2018	1.32	1,633	2,161	1.25%	-5.1%	12/31/2018	1.34	0	0	1.00%	-4.8%	12/31/2018	1.37	0	0	0.75%	-4.6%
12/31/2017	1.39	2,089	2,910	1.25%	10.0%	12/31/2017	1.41	0	0	1.00%	10.3%	12/31/2017	1.43	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.92	0	$0	0.50%	8.0%	12/31/2021	$1.97	0	$0	0.25%	8.2%	12/31/2021	$2.02	0	$0	0.00%	8.5%
12/31/2020	1.78	0	0	0.50%	11.1%	12/31/2020	1.82	0	0	0.25%	11.3%	12/31/2020	1.86	0	0	0.00%	11.6%
12/31/2019	1.60	0	0	0.50%	15.3%	12/31/2019	1.63	0	0	0.25%	15.6%	12/31/2019	1.66	0	0	0.00%	15.9%
12/31/2018	1.39	0	0	0.50%	-4.3%	12/31/2018	1.41	0	0	0.25%	-4.1%	12/31/2018	1.44	0	0	0.00%	-3.9%
12/31/2017	1.45	0	0	0.50%	10.8%	12/31/2017	1.47	0	0	0.25%	11.1%	12/31/2017	1.49	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.0%
2019	1.9%
2018	1.9%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2015 Fund R Class - 06-776

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,981,319	$1,943,685	138,667
Receivables: investments sold	25,205
Payables: investments purchased	-
Net assets	$2,006,524

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,006,524	1,014,318	$1.98
Band 100	-	-	2.03
Band 75	-	-	2.09
Band 50	-	-	2.15
Band 25	-	-	2.21
Band 0	-	-	2.27
Total	$2,006,524	1,014,318

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$22,172
Mortality & expense charges			(25,993)
Net investment income (loss)			(3,821)

Gain (loss) on investments:
Net realized gain (loss)			36,994
Realized gain distributions			172,454
Net change in unrealized appreciation (depreciation)			(50,914)
Net gain (loss)			158,534

Increase (decrease) in net assets from operations			$154,713

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,821)	$(1,775)
Net realized gain (loss)		36,994	29,596
Realized gain distributions		172,454	137,688
Net change in unrealized appreciation (depreciation)		(50,914)	36,327

Increase (decrease) in net assets from operations		154,713	201,836

Contract owner transactions:
Proceeds from units sold		177,083	137,617
Cost of units redeemed		(334,056)	(898,733)
Account charges		(2,420)	(2,372)
Increase (decrease)		(159,393)	(763,488)
Net increase (decrease)		(4,680)	(561,652)
Net assets, beginning		2,011,204	2,572,856
Net assets, ending		$2,006,524	$2,011,204

Units sold		92,384	83,635
Units redeemed		(172,632)	(527,096)
Net increase (decrease)		(80,248)	(443,461)
Units outstanding, beginning		1,094,566	1,538,027
Units outstanding, ending		1,014,318	1,094,566

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$26,819,138
Cost of units redeemed/account charges			(28,345,200)
Net investment income (loss)			155,799
Net realized gain (loss)			1,381,290
Realized gain distributions			1,957,863
Net change in unrealized appreciation (depreciation)			37,634
Net assets			$2,006,524

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.98	1,014	$2,007	1.25%	7.7%	12/31/2021	$2.03	0	$0	1.00%	7.9%	12/31/2021	$2.09	0	$0	0.75%	8.2%
12/31/2020	1.84	1,095	2,011	1.25%	10.6%	12/31/2020	1.88	0	0	1.00%	10.9%	12/31/2020	1.93	0	0	0.75%	11.2%
12/31/2019	1.66	1,446	2,402	1.25%	15.4%	12/31/2019	1.70	0	0	1.00%	15.7%	12/31/2019	1.74	0	0	0.75%	16.0%
12/31/2018	1.44	1,954	2,812	1.25%	-5.9%	12/31/2018	1.47	0	0	1.00%	-5.7%	12/31/2018	1.50	0	0	0.75%	-5.4%
12/31/2017	1.53	4,609	7,050	1.25%	11.5%	12/31/2017	1.56	0	0	1.00%	11.7%	12/31/2017	1.59	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.15	0	$0	0.50%	8.5%	12/31/2021	$2.21	0	$0	0.25%	8.7%	12/31/2021	$2.27	0	$0	0.00%	9.0%
12/31/2020	1.98	0	0	0.50%	11.5%	12/31/2020	2.03	0	0	0.25%	11.7%	12/31/2020	2.09	0	0	0.00%	12.0%
12/31/2019	1.78	0	0	0.50%	16.2%	12/31/2019	1.82	0	0	0.25%	16.5%	12/31/2019	1.86	92	171	0.00%	16.8%
12/31/2018	1.53	0	0	0.50%	-5.2%	12/31/2018	1.56	0	0	0.25%	-4.9%	12/31/2018	1.59	151	241	0.00%	-4.7%
12/31/2017	1.61	0	0	0.50%	12.3%	12/31/2017	1.64	0	0	0.25%	12.6%	12/31/2017	1.67	197	330	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.0%
2019	1.6%
2018	1.0%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,079,179	$4,014,621	278,509
Receivables: investments sold	3,766
Payables: investments purchased	-
Net assets	$4,082,945

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,082,945	2,007,252	$2.03
Band 100	-	-	2.09
Band 75	-	-	2.15
Band 50	-	-	2.21
Band 25	-	-	2.27
Band 0	-	-	2.34
Total	$4,082,945	2,007,252

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$54,857
Mortality & expense charges			(64,164)
Net investment income (loss)			(9,307)

Gain (loss) on investments:
Net realized gain (loss)			208,585
Realized gain distributions			350,689
Net change in unrealized appreciation (depreciation)			(138,874)
Net gain (loss)			420,400

Increase (decrease) in net assets from operations			$411,093

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,307)	$(17,495)
Net realized gain (loss)		208,585	229,215
Realized gain distributions		350,689	351,121
Net change in unrealized appreciation (depreciation)		(138,874)	108,758

Increase (decrease) in net assets from operations		411,093	671,599

Contract owner transactions:
Proceeds from units sold		283,706	488,369
Cost of units redeemed		(1,791,720)	(5,547,257)
Account charges		(2,472)	(3,886)
Increase (decrease)		(1,510,486)	(5,062,774)
Net increase (decrease)		(1,099,393)	(4,391,175)
Net assets, beginning		5,182,338	9,573,513
Net assets, ending		$4,082,945	$5,182,338

Units sold		142,856	343,795
Units redeemed		(886,117)	(3,229,866)
Net increase (decrease)		(743,261)	(2,886,071)
Units outstanding, beginning		2,750,513	5,636,584
Units outstanding, ending		2,007,252	2,750,513

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$33,303,762
Cost of units redeemed/account charges			(34,997,273)
Net investment income (loss)			376,208
Net realized gain (loss)			1,788,349
Realized gain distributions			3,547,341
Net change in unrealized appreciation (depreciation)			64,558
Net assets			$4,082,945

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.03	2,007	$4,083	1.25%	8.0%	12/31/2021	$2.09	0	$0	1.00%	8.2%	12/31/2021	$2.15	0	$0	0.75%	8.5%
12/31/2020	1.88	2,751	5,182	1.25%	10.9%	12/31/2020	1.93	0	0	1.00%	11.2%	12/31/2020	1.98	0	0	0.75%	11.5%
12/31/2019	1.70	5,637	9,574	1.25%	15.6%	12/31/2019	1.74	0	0	1.00%	15.9%	12/31/2019	1.78	0	0	0.75%	16.2%
12/31/2018	1.47	7,993	11,744	1.25%	-5.6%	12/31/2018	1.50	0	0	1.00%	-5.3%	12/31/2018	1.53	0	0	0.75%	-5.1%
12/31/2017	1.56	8,993	13,993	1.25%	11.7%	12/31/2017	1.58	0	0	1.00%	12.0%	12/31/2017	1.61	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.21	0	$0	0.50%	8.8%	12/31/2021	$2.27	0	$0	0.25%	9.0%	12/31/2021	$2.34	0	$0	0.00%	9.3%
12/31/2020	2.03	0	0	0.50%	11.8%	12/31/2020	2.09	0	0	0.25%	12.0%	12/31/2020	2.14	0	0	0.00%	12.3%
12/31/2019	1.82	0	0	0.50%	16.5%	12/31/2019	1.86	0	0	0.25%	16.8%	12/31/2019	1.90	0	0	0.00%	17.1%
12/31/2018	1.56	0	0	0.50%	-4.9%	12/31/2018	1.59	0	0	0.25%	-4.6%	12/31/2018	1.63	0	0	0.00%	-4.4%
12/31/2017	1.64	0	0	0.50%	12.5%	12/31/2017	1.67	0	0	0.25%	12.8%	12/31/2017	1.70	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.0%
2019	1.6%
2018	1.8%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2020 Fund R Class - 06-778

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,201,106	$9,904,206	470,118
Receivables: investments sold	5,162
Payables: investments purchased	-
Net assets	$10,206,268

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,134,858	4,719,916	$2.15
Band 100	71,410	32,340	2.21
Band 75	-	-	2.27
Band 50	-	-	2.33
Band 25	-	-	2.40
Band 0	-	-	2.47
Total	$10,206,268	4,752,256

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$104,749
Mortality & expense charges			(136,867)
Net investment income (loss)			(32,118)

Gain (loss) on investments:
Net realized gain (loss)			320,934
Realized gain distributions			1,041,257
Net change in unrealized appreciation (depreciation)			(424,168)
Net gain (loss)			938,023

Increase (decrease) in net assets from operations			$905,905

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(32,118)	$(13,106)
Net realized gain (loss)		320,934	332,121
Realized gain distributions		1,041,257	815,572
Net change in unrealized appreciation (depreciation)		(424,168)	(35,093)

Increase (decrease) in net assets from operations		905,905	1,099,494

Contract owner transactions:
Proceeds from units sold		1,372,904	1,394,274
Cost of units redeemed		(2,521,669)	(5,071,345)
Account charges		(19,699)	(19,553)
Increase (decrease)		(1,168,464)	(3,696,624)
Net increase (decrease)		(262,559)	(2,597,130)
Net assets, beginning		10,468,827	13,065,957
Net assets, ending		$10,206,268	$10,468,827

Units sold		671,960	883,100
Units redeemed		(1,211,713)	(2,916,124)
Net increase (decrease)		(539,753)	(2,033,024)
Units outstanding, beginning		5,292,009	7,325,033
Units outstanding, ending		4,752,256	5,292,009

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$59,849,936
Cost of units redeemed/account charges			(60,102,680)
Net investment income (loss)			267,762
Net realized gain (loss)			3,977,837
Realized gain distributions			5,916,513
Net change in unrealized appreciation (depreciation)			296,900
Net assets			$10,206,268

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.15	4,720	$10,135	1.25%	8.6%	12/31/2021	$2.21	32	$71	1.00%	8.8%	12/31/2021	$2.27	0	$0	0.75%	9.1%
12/31/2020	1.98	5,267	10,417	1.25%	11.3%	12/31/2020	2.03	25	51	1.00%	11.5%	12/31/2020	2.08	0	0	0.75%	11.8%
12/31/2019	1.78	7,105	12,630	1.25%	17.3%	12/31/2019	1.82	17	32	1.00%	17.6%	12/31/2019	1.86	0	0	0.75%	17.9%
12/31/2018	1.52	9,373	14,208	1.25%	-6.6%	12/31/2018	1.55	17	26	1.00%	-6.4%	12/31/2018	1.58	0	0	0.75%	-6.1%
12/31/2017	1.62	13,018	21,131	1.25%	13.7%	12/31/2017	1.65	4	7	1.00%	14.0%	12/31/2017	1.68	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.33	0	$0	0.50%	9.4%	12/31/2021	$2.40	0	$0	0.25%	9.6%	12/31/2021	$2.47	0	$0	0.00%	9.9%
12/31/2020	2.13	0	0	0.50%	12.1%	12/31/2020	2.19	0	0	0.25%	12.4%	12/31/2020	2.25	0	0	0.00%	12.7%
12/31/2019	1.90	0	0	0.50%	18.2%	12/31/2019	1.95	0	0	0.25%	18.4%	12/31/2019	1.99	203	404	0.00%	18.7%
12/31/2018	1.61	0	0	0.50%	-5.9%	12/31/2018	1.65	0	0	0.25%	-5.7%	12/31/2018	1.68	441	740	0.00%	-5.4%
12/31/2017	1.71	0	0	0.50%	14.6%	12/31/2017	1.74	0	0	0.25%	14.9%	12/31/2017	1.78	713	1,265	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.0%
2019	1.5%
2018	1.2%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,747,655	$7,646,999	352,417
Receivables: investments sold	5,529
Payables: investments purchased	-
Net assets	$7,753,184

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,753,184	3,510,255	$2.21
Band 100	-	-	2.27
Band 75	-	-	2.34
Band 50	-	-	2.40
Band 25	-	-	2.47
Band 0	-	-	2.54
Total	$7,753,184	3,510,255

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$99,204
Mortality & expense charges			(127,840)
Net investment income (loss)			(28,636)

Gain (loss) on investments:
Net realized gain (loss)			559,926
Realized gain distributions			806,841
Net change in unrealized appreciation (depreciation)			(440,100)
Net gain (loss)			926,667

Increase (decrease) in net assets from operations			$898,031

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(28,636)	$(30,834)
Net realized gain (loss)		559,926	537,741
Realized gain distributions		806,841	808,196
Net change in unrealized appreciation (depreciation)		(440,100)	(14,465)

Increase (decrease) in net assets from operations		898,031	1,300,638

Contract owner transactions:
Proceeds from units sold		920,546	1,843,221
Cost of units redeemed		(4,596,338)	(9,864,213)
Account charges		(8,295)	(10,628)
Increase (decrease)		(3,684,087)	(8,031,620)
Net increase (decrease)		(2,786,056)	(6,730,982)
Net assets, beginning		10,539,240	17,270,222
Net assets, ending		$7,753,184	$10,539,240

Units sold		429,508	1,033,908
Units redeemed		(2,112,112)	(5,334,501)
Net increase (decrease)		(1,682,604)	(4,300,593)
Units outstanding, beginning		5,192,859	9,493,452
Units outstanding, ending		3,510,255	5,192,859

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$70,282,211
Cost of units redeemed/account charges			(73,462,368)
Net investment income (loss)			417,607
Net realized gain (loss)			3,961,469
Realized gain distributions			6,453,609
Net change in unrealized appreciation (depreciation)			100,656
Net assets			$7,753,184

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.21	3,510	$7,753	1.25%	8.8%	12/31/2021	$2.27	0	$0	1.00%	9.1%	12/31/2021	$2.34	0	$0	0.75%	9.4%
12/31/2020	2.03	5,193	10,539	1.25%	11.6%	12/31/2020	2.08	0	0	1.00%	11.8%	12/31/2020	2.14	0	0	0.75%	12.1%
12/31/2019	1.82	9,493	17,270	1.25%	17.6%	12/31/2019	1.86	0	0	1.00%	17.9%	12/31/2019	1.90	0	0	0.75%	18.2%
12/31/2018	1.55	18,642	28,845	1.25%	-6.4%	12/31/2018	1.58	0	0	1.00%	-6.2%	12/31/2018	1.61	0	0	0.75%	-5.9%
12/31/2017	1.65	15,532	25,672	1.25%	14.1%	12/31/2017	1.68	0	0	1.00%	14.3%	12/31/2017	1.71	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.40	0	$0	0.50%	9.6%	12/31/2021	$2.47	0	$0	0.25%	9.9%	12/31/2021	$2.54	0	$0	0.00%	10.2%
12/31/2020	2.19	0	0	0.50%	12.4%	12/31/2020	2.25	0	0	0.25%	12.7%	12/31/2020	2.30	0	0	0.00%	13.0%
12/31/2019	1.95	0	0	0.50%	18.5%	12/31/2019	1.99	0	0	0.25%	18.7%	12/31/2019	2.04	0	0	0.00%	19.0%
12/31/2018	1.65	0	0	0.50%	-5.7%	12/31/2018	1.68	0	0	0.25%	-5.4%	12/31/2018	1.71	0	0	0.00%	-5.2%
12/31/2017	1.74	0	0	0.50%	14.9%	12/31/2017	1.78	0	0	0.25%	15.2%	12/31/2017	1.81	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	0.9%
2019	1.3%
2018	1.9%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2025 Fund R Class - 06-781

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,177,137	$10,837,638	637,879
Receivables: investments sold	12,743
Payables: investments purchased	-
Net assets	$12,189,880

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,189,880	5,239,005	$2.33
Band 100	-	-	2.39
Band 75	-	-	2.46
Band 50	-	-	2.53
Band 25	-	-	2.60
Band 0	-	-	2.68
Total	$12,189,880	5,239,005

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$98,278
Mortality & expense charges			(153,865)
Net investment income (loss)			(55,587)

Gain (loss) on investments:
Net realized gain (loss)			588,033
Realized gain distributions			1,062,098
Net change in unrealized appreciation (depreciation)			(428,948)
Net gain (loss)			1,221,183

Increase (decrease) in net assets from operations			$1,165,596

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(55,587)	$(26,103)
Net realized gain (loss)		588,033	414,555
Realized gain distributions		1,062,098	466,023
Net change in unrealized appreciation (depreciation)		(428,948)	612,404

Increase (decrease) in net assets from operations		1,165,596	1,466,879

Contract owner transactions:
Proceeds from units sold		1,913,853	1,576,831
Cost of units redeemed		(3,011,132)	(3,840,379)
Account charges		(10,279)	(8,980)
Increase (decrease)		(1,107,558)	(2,272,528)
Net increase (decrease)		58,038	(805,649)
Net assets, beginning		12,131,842	12,937,491
Net assets, ending		$12,189,880	$12,131,842

Units sold		872,700	989,454
Units redeemed		(1,364,807)	(2,101,225)
Net increase (decrease)		(492,107)	(1,111,771)
Units outstanding, beginning		5,731,112	6,842,883
Units outstanding, ending		5,239,005	5,731,112

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$49,699,660
Cost of units redeemed/account charges			(47,231,261)
Net investment income (loss)			109,134
Net realized gain (loss)			3,818,511
Realized gain distributions			4,454,337
Net change in unrealized appreciation (depreciation)			1,339,499
Net assets			$12,189,880

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.33	5,239	$12,190	1.25%	9.9%	12/31/2021	$2.39	0	$0	1.00%	10.2%	12/31/2021	$2.46	0	$0	0.75%	10.5%
12/31/2020	2.12	5,731	12,132	1.25%	12.7%	12/31/2020	2.17	0	0	1.00%	13.0%	12/31/2020	2.23	0	0	0.75%	13.3%
12/31/2019	1.88	6,471	12,153	1.25%	18.9%	12/31/2019	1.92	0	0	1.00%	19.2%	12/31/2019	1.97	0	0	0.75%	19.5%
12/31/2018	1.58	7,818	12,347	1.25%	-7.3%	12/31/2018	1.61	0	0	1.00%	-7.1%	12/31/2018	1.65	0	0	0.75%	-6.9%
12/31/2017	1.70	10,557	17,995	1.25%	15.6%	12/31/2017	1.74	0	0	1.00%	15.9%	12/31/2017	1.77	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.53	0	$0	0.50%	10.7%	12/31/2021	$2.60	0	$0	0.25%	11.0%	12/31/2021	$2.68	0	$0	0.00%	11.3%
12/31/2020	2.28	0	0	0.50%	13.6%	12/31/2020	2.34	0	0	0.25%	13.8%	12/31/2020	2.40	0	0	0.00%	14.1%
12/31/2019	2.01	0	0	0.50%	19.8%	12/31/2019	2.06	0	0	0.25%	20.1%	12/31/2019	2.11	372	784	0.00%	20.4%
12/31/2018	1.68	0	0	0.50%	-6.6%	12/31/2018	1.71	0	0	0.25%	-6.4%	12/31/2018	1.75	907	1,586	0.00%	-6.2%
12/31/2017	1.80	0	0	0.50%	16.5%	12/31/2017	1.83	0	0	0.25%	16.8%	12/31/2017	1.86	985	1,837	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.9%
2019	1.4%
2018	1.2%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,482,831	$13,366,195	747,789
Receivables: investments sold	16,807
Payables: investments purchased	-
Net assets	$14,499,638

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,499,638	6,057,700	$2.39
Band 100	-	-	2.46
Band 75	-	-	2.53
Band 50	-	-	2.60
Band 25	-	-	2.68
Band 0	-	-	2.75
Total	$14,499,638	6,057,700

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$147,779
Mortality & expense charges			(229,802)
Net investment income (loss)			(82,023)

Gain (loss) on investments:
Net realized gain (loss)			1,548,350
Realized gain distributions			1,252,735
Net change in unrealized appreciation (depreciation)			(840,117)
Net gain (loss)			1,960,968

Increase (decrease) in net assets from operations			$1,878,945

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(82,023)	$(72,829)
Net realized gain (loss)		1,548,350	1,526,882
Realized gain distributions		1,252,735	676,658
Net change in unrealized appreciation (depreciation)		(840,117)	223,780

Increase (decrease) in net assets from operations		1,878,945	2,354,491

Contract owner transactions:
Proceeds from units sold		2,545,654	4,384,854
Cost of units redeemed		(8,086,570)	(17,306,501)
Account charges		(20,201)	(21,717)
Increase (decrease)		(5,561,117)	(12,943,364)
Net increase (decrease)		(3,682,172)	(10,588,873)
Net assets, beginning		18,181,810	28,770,683
Net assets, ending		$14,499,638	$18,181,810

Units sold		1,107,306	2,311,649
Units redeemed		(3,422,795)	(8,903,300)
Net increase (decrease)		(2,315,489)	(6,591,651)
Units outstanding, beginning		8,373,189	14,964,840
Units outstanding, ending		6,057,700	8,373,189

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$68,207,935
Cost of units redeemed/account charges			(67,214,291)
Net investment income (loss)			281,355
Net realized gain (loss)			5,976,427
Realized gain distributions			6,131,576
Net change in unrealized appreciation (depreciation)			1,116,636
Net assets			$14,499,638

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.39	6,058	$14,500	1.25%	10.2%	12/31/2021	$2.46	0	$0	1.00%	10.5%	12/31/2021	$2.53	0	$0	0.75%	10.8%
12/31/2020	2.17	8,373	18,182	1.25%	12.9%	12/31/2020	2.23	0	0	1.00%	13.2%	12/31/2020	2.28	0	0	0.75%	13.5%
12/31/2019	1.92	14,965	28,771	1.25%	19.2%	12/31/2019	1.97	0	0	1.00%	19.5%	12/31/2019	2.01	0	0	0.75%	19.8%
12/31/2018	1.61	18,214	29,386	1.25%	-7.0%	12/31/2018	1.65	0	0	1.00%	-6.8%	12/31/2018	1.68	0	0	0.75%	-6.5%
12/31/2017	1.73	16,938	29,382	1.25%	15.9%	12/31/2017	1.77	0	0	1.00%	16.2%	12/31/2017	1.80	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.60	0	$0	0.50%	11.1%	12/31/2021	$2.68	0	$0	0.25%	11.3%	12/31/2021	$2.75	0	$0	0.00%	11.6%
12/31/2020	2.34	0	0	0.50%	13.8%	12/31/2020	2.40	0	0	0.25%	14.1%	12/31/2020	2.47	0	0	0.00%	14.4%
12/31/2019	2.06	0	0	0.50%	20.1%	12/31/2019	2.11	0	0	0.25%	20.4%	12/31/2019	2.16	0	0	0.00%	20.7%
12/31/2018	1.72	0	0	0.50%	-6.3%	12/31/2018	1.75	0	0	0.25%	-6.1%	12/31/2018	1.79	0	0	0.00%	-5.8%
12/31/2017	1.83	0	0	0.50%	16.8%	12/31/2017	1.86	0	0	0.25%	17.1%	12/31/2017	1.90	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.8%
2019	1.5%
2018	1.7%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2030 Fund R Class - 06-783

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,762,756	$11,824,614	478,021
Receivables: investments sold	13,826
Payables: investments purchased	-
Net assets	$13,776,582

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,776,582	5,493,094	$2.51
Band 100	-	-	2.58
Band 75	-	-	2.65
Band 50	-	-	2.73
Band 25	-	-	2.80
Band 0	-	-	2.88
Total	$13,776,582	5,493,094

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$74,992
Mortality & expense charges			(172,086)
Net investment income (loss)			(97,094)

Gain (loss) on investments:
Net realized gain (loss)			570,884
Realized gain distributions			1,072,573
Net change in unrealized appreciation (depreciation)			(46,041)
Net gain (loss)			1,597,416

Increase (decrease) in net assets from operations			$1,500,322

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(97,094)	$(45,342)
Net realized gain (loss)		570,884	489,511
Realized gain distributions		1,072,573	542,913
Net change in unrealized appreciation (depreciation)		(46,041)	705,441

Increase (decrease) in net assets from operations		1,500,322	1,692,523

Contract owner transactions:
Proceeds from units sold		2,073,143	1,721,947
Cost of units redeemed		(2,685,548)	(4,398,069)
Account charges		(14,117)	(11,979)
Increase (decrease)		(626,522)	(2,688,101)
Net increase (decrease)		873,800	(995,578)
Net assets, beginning		12,902,782	13,898,360
Net assets, ending		$13,776,582	$12,902,782

Units sold		935,562	901,940
Units redeemed		(1,184,060)	(2,175,615)
Net increase (decrease)		(248,498)	(1,273,675)
Units outstanding, beginning		5,741,592	7,015,267
Units outstanding, ending		5,493,094	5,741,592

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$50,863,375
Cost of units redeemed/account charges			(48,177,243)
Net investment income (loss)			(151,447)
Net realized gain (loss)			3,959,549
Realized gain distributions			5,344,206
Net change in unrealized appreciation (depreciation)			1,938,142
Net assets			$13,776,582

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.51	5,493	$13,777	1.25%	11.6%	12/31/2021	$2.58	0	$0	1.00%	11.9%	12/31/2021	$2.65	0	$0	0.75%	12.2%
12/31/2020	2.25	5,742	12,903	1.25%	13.9%	12/31/2020	2.31	0	0	1.00%	14.2%	12/31/2020	2.36	0	0	0.75%	14.4%
12/31/2019	1.97	6,787	13,394	1.25%	20.4%	12/31/2019	2.02	0	0	1.00%	20.7%	12/31/2019	2.07	0	0	0.75%	21.0%
12/31/2018	1.64	7,931	13,002	1.25%	-7.9%	12/31/2018	1.67	0	0	1.00%	-7.7%	12/31/2018	1.71	0	0	0.75%	-7.4%
12/31/2017	1.78	10,276	18,292	1.25%	17.4%	12/31/2017	1.81	0	0	1.00%	17.7%	12/31/2017	1.85	0	0	0.75%	18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.73	0	$0	0.50%	12.4%	12/31/2021	$2.80	0	$0	0.25%	12.7%	12/31/2021	$2.88	0	$0	0.00%	13.0%
12/31/2020	2.43	0	0	0.50%	14.7%	12/31/2020	2.49	0	0	0.25%	15.0%	12/31/2020	2.55	0	0	0.00%	15.3%
12/31/2019	2.11	0	0	0.50%	21.3%	12/31/2019	2.16	0	0	0.25%	21.6%	12/31/2019	2.21	228	505	0.00%	21.9%
12/31/2018	1.74	0	0	0.50%	-7.2%	12/31/2018	1.78	0	0	0.25%	-7.0%	12/31/2018	1.82	373	678	0.00%	-6.7%
12/31/2017	1.88	0	0	0.50%	18.3%	12/31/2017	1.91	0	0	0.25%	18.5%	12/31/2017	1.95	409	797	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.8%
2019	1.4%
2018	1.1%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,823,295	$18,666,284	715,149
Receivables: investments sold	23,303
Payables: investments purchased	-
Net assets	$20,846,598

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,846,598	8,081,759	$2.58
Band 100	-	-	2.65
Band 75	-	-	2.73
Band 50	-	-	2.80
Band 25	-	-	2.88
Band 0	-	-	2.97
Total	$20,846,598	8,081,759

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$156,939
Mortality & expense charges			(283,853)
Net investment income (loss)			(126,914)

Gain (loss) on investments:
Net realized gain (loss)			1,380,309
Realized gain distributions			1,601,955
Net change in unrealized appreciation (depreciation)			(264,781)
Net gain (loss)			2,717,483

Increase (decrease) in net assets from operations			$2,590,569

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(126,914)	$(71,248)
Net realized gain (loss)		1,380,309	961,337
Realized gain distributions		1,601,955	829,468
Net change in unrealized appreciation (depreciation)		(264,781)	1,027,820

Increase (decrease) in net assets from operations		2,590,569	2,747,377

Contract owner transactions:
Proceeds from units sold		4,674,051	3,494,009
Cost of units redeemed		(6,301,646)	(10,513,488)
Account charges		(18,645)	(18,380)
Increase (decrease)		(1,646,240)	(7,037,859)
Net increase (decrease)		944,329	(4,290,482)
Net assets, beginning		19,902,269	24,192,751
Net assets, ending		$20,846,598	$19,902,269

Units sold		1,918,919	1,824,718
Units redeemed		(2,467,731)	(5,172,482)
Net increase (decrease)		(548,812)	(3,347,764)
Units outstanding, beginning		8,630,571	11,978,335
Units outstanding, ending		8,081,759	8,630,571

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$69,642,303
Cost of units redeemed/account charges			(64,471,670)
Net investment income (loss)			(47,179)
Net realized gain (loss)			6,205,699
Realized gain distributions			7,360,434
Net change in unrealized appreciation (depreciation)			2,157,011
Net assets			$20,846,598

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.58	8,082	$20,847	1.25%	11.9%	12/31/2021	$2.65	0	$0	1.00%	12.1%	12/31/2021	$2.73	0	$0	0.75%	12.4%
12/31/2020	2.31	8,631	19,902	1.25%	14.2%	12/31/2020	2.37	0	0	1.00%	14.5%	12/31/2020	2.43	0	0	0.75%	14.7%
12/31/2019	2.02	11,978	24,193	1.25%	20.7%	12/31/2019	2.07	0	0	1.00%	21.0%	12/31/2019	2.11	0	0	0.75%	21.3%
12/31/2018	1.67	16,317	27,302	1.25%	-7.7%	12/31/2018	1.71	0	0	1.00%	-7.5%	12/31/2018	1.74	0	0	0.75%	-7.2%
12/31/2017	1.81	14,481	26,252	1.25%	17.7%	12/31/2017	1.85	0	0	1.00%	18.0%	12/31/2017	1.88	0	0	0.75%	18.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.80	0	$0	0.50%	12.7%	12/31/2021	$2.88	0	$0	0.25%	13.0%	12/31/2021	$2.97	0	$0	0.00%	13.3%
12/31/2020	2.49	0	0	0.50%	15.0%	12/31/2020	2.55	0	0	0.25%	15.3%	12/31/2020	2.62	0	0	0.00%	15.6%
12/31/2019	2.16	0	0	0.50%	21.6%	12/31/2019	2.21	0	0	0.25%	21.9%	12/31/2019	2.27	0	0	0.00%	22.2%
12/31/2018	1.78	0	0	0.50%	-7.0%	12/31/2018	1.82	0	0	0.25%	-6.8%	12/31/2018	1.85	0	0	0.00%	-6.5%
12/31/2017	1.91	0	0	0.50%	18.6%	12/31/2017	1.95	0	0	0.25%	18.9%	12/31/2017	1.98	0	0	0.00%	19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.8%
2019	1.4%
2018	1.6%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2035 Fund R Class - 06-786

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,887,766	$9,656,788	532,715
Receivables: investments sold	18,430
Payables: investments purchased	-
Net assets	$11,906,196

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,906,196	4,488,120	$2.65
Band 100	-	-	2.73
Band 75	-	-	2.81
Band 50	-	-	2.88
Band 25	-	-	2.97
Band 0	-	-	3.05
Total	$11,906,196	4,488,120

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$44,762
Mortality & expense charges			(154,390)
Net investment income (loss)			(109,628)

Gain (loss) on investments:
Net realized gain (loss)			652,777
Realized gain distributions			683,876
Net change in unrealized appreciation (depreciation)			268,148
Net gain (loss)			1,604,801

Increase (decrease) in net assets from operations			$1,495,173

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(109,628)	$(55,665)
Net realized gain (loss)		652,777	552,331
Realized gain distributions		683,876	427,639
Net change in unrealized appreciation (depreciation)		268,148	673,859

Increase (decrease) in net assets from operations		1,495,173	1,598,164

Contract owner transactions:
Proceeds from units sold		1,673,697	1,529,028
Cost of units redeemed		(2,667,518)	(4,475,805)
Account charges		(9,906)	(7,491)
Increase (decrease)		(1,003,727)	(2,954,268)
Net increase (decrease)		491,446	(1,356,104)
Net assets, beginning		11,414,750	12,770,854
Net assets, ending		$11,906,196	$11,414,750

Units sold		677,760	779,822
Units redeemed		(1,053,326)	(2,120,584)
Net increase (decrease)		(375,566)	(1,340,762)
Units outstanding, beginning		4,863,686	6,204,448
Units outstanding, ending		4,488,120	4,863,686

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$41,184,849
Cost of units redeemed/account charges			(39,740,326)
Net investment income (loss)			(190,508)
Net realized gain (loss)			4,073,781
Realized gain distributions			4,347,422
Net change in unrealized appreciation (depreciation)			2,230,978
Net assets			$11,906,196

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.65	4,488	$11,906	1.25%	13.0%	12/31/2021	$2.73	0	$0	1.00%	13.3%	12/31/2021	$2.81	0	$0	0.75%	13.6%
12/31/2020	2.35	4,864	11,415	1.25%	15.0%	12/31/2020	2.41	0	0	1.00%	15.3%	12/31/2020	2.47	0	0	0.75%	15.6%
12/31/2019	2.04	5,756	11,744	1.25%	21.6%	12/31/2019	2.09	0	0	1.00%	21.9%	12/31/2019	2.14	0	0	0.75%	22.2%
12/31/2018	1.68	5,944	9,972	1.25%	-8.6%	12/31/2018	1.71	0	0	1.00%	-8.3%	12/31/2018	1.75	0	0	0.75%	-8.1%
12/31/2017	1.84	8,411	15,434	1.25%	18.8%	12/31/2017	1.87	0	0	1.00%	19.1%	12/31/2017	1.90	0	0	0.75%	19.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.88	0	$0	0.50%	13.9%	12/31/2021	$2.97	0	$0	0.25%	14.2%	12/31/2021	$3.05	0	$0	0.00%	14.5%
12/31/2020	2.53	0	0	0.50%	15.9%	12/31/2020	2.60	0	0	0.25%	16.2%	12/31/2020	2.67	0	0	0.00%	16.5%
12/31/2019	2.19	0	0	0.50%	22.5%	12/31/2019	2.24	0	0	0.25%	22.8%	12/31/2019	2.29	449	1,027	0.00%	23.1%
12/31/2018	1.78	0	0	0.50%	-7.9%	12/31/2018	1.82	0	0	0.25%	-7.6%	12/31/2018	1.86	821	1,526	0.00%	-7.4%
12/31/2017	1.94	0	0	0.50%	19.7%	12/31/2017	1.97	0	0	0.25%	20.0%	12/31/2017	2.01	829	1,664	0.00%	20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.6%
2019	1.3%
2018	0.9%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,633,121	$16,553,859	865,664
Receivables: investments sold	8,801
Payables: investments purchased	-
Net assets	$19,641,922

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,641,922	7,198,142	$2.73
Band 100	-	-	2.81
Band 75	-	-	2.89
Band 50	-	-	2.97
Band 25	-	-	3.05
Band 0	-	-	3.14
Total	$19,641,922	7,198,142

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$114,830
Mortality & expense charges			(241,830)
Net investment income (loss)			(127,000)

Gain (loss) on investments:
Net realized gain (loss)			752,965
Realized gain distributions			1,111,911
Net change in unrealized appreciation (depreciation)			673,329
Net gain (loss)			2,538,205

Increase (decrease) in net assets from operations			$2,411,205

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(127,000)	$(98,804)
Net realized gain (loss)		752,965	1,440,361
Realized gain distributions		1,111,911	596,500
Net change in unrealized appreciation (depreciation)		673,329	843,434

Increase (decrease) in net assets from operations		2,411,205	2,781,491

Contract owner transactions:
Proceeds from units sold		4,350,439	2,965,729
Cost of units redeemed		(3,194,645)	(10,533,818)
Account charges		(20,306)	(19,709)
Increase (decrease)		1,135,488	(7,587,798)
Net increase (decrease)		3,546,693	(4,806,307)
Net assets, beginning		16,095,229	20,901,536
Net assets, ending		$19,641,922	$16,095,229

Units sold		1,711,705	1,463,916
Units redeemed		(1,200,789)	(4,789,925)
Net increase (decrease)		510,916	(3,326,009)
Units outstanding, beginning		6,687,226	10,013,235
Units outstanding, ending		7,198,142	6,687,226

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$55,701,206
Cost of units redeemed/account charges			(49,950,820)
Net investment income (loss)			(211,328)
Net realized gain (loss)			4,949,820
Realized gain distributions			6,073,782
Net change in unrealized appreciation (depreciation)			3,079,262
Net assets			$19,641,922

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.73	7,198	$19,642	1.25%	13.4%	12/31/2021	$2.81	0	$0	1.00%	13.7%	12/31/2021	$2.89	0	$0	0.75%	13.9%
12/31/2020	2.41	6,687	16,095	1.25%	15.3%	12/31/2020	2.47	0	0	1.00%	15.6%	12/31/2020	2.53	0	0	0.75%	15.9%
12/31/2019	2.09	10,013	20,902	1.25%	21.9%	12/31/2019	2.14	0	0	1.00%	22.2%	12/31/2019	2.19	0	0	0.75%	22.5%
12/31/2018	1.71	15,808	27,067	1.25%	-8.3%	12/31/2018	1.75	0	0	1.00%	-8.1%	12/31/2018	1.78	0	0	0.75%	-7.9%
12/31/2017	1.87	13,787	25,753	1.25%	19.1%	12/31/2017	1.90	0	0	1.00%	19.4%	12/31/2017	1.94	0	0	0.75%	19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.97	0	$0	0.50%	14.2%	12/31/2021	$3.05	0	$0	0.25%	14.5%	12/31/2021	$3.14	0	$0	0.00%	14.8%
12/31/2020	2.60	0	0	0.50%	16.2%	12/31/2020	2.66	0	0	0.25%	16.5%	12/31/2020	2.73	0	0	0.00%	16.8%
12/31/2019	2.24	0	0	0.50%	22.8%	12/31/2019	2.29	0	0	0.25%	23.1%	12/31/2019	2.34	0	0	0.00%	23.4%
12/31/2018	1.82	0	0	0.50%	-7.6%	12/31/2018	1.86	0	0	0.25%	-7.4%	12/31/2018	1.90	0	0	0.00%	-7.2%
12/31/2017	1.97	0	0	0.50%	20.0%	12/31/2017	2.01	0	0	0.25%	20.3%	12/31/2017	2.04	0	0	0.00%	20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.7%
2019	1.2%
2018	1.4%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,403,877	$10,670,193	383,401
Receivables: investments sold	14,495
Payables: investments purchased	-
Net assets	$12,418,372

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,418,372	4,359,090	$2.85
Band 100	-	-	2.93
Band 75	-	-	3.01
Band 50	-	-	3.10
Band 25	-	-	3.19
Band 0	-	-	3.28
Total	$12,418,372	4,359,090

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$55,182
Mortality & expense charges			(182,216)
Net investment income (loss)			(127,034)

Gain (loss) on investments:
Net realized gain (loss)			1,431,356
Realized gain distributions			820,746
Net change in unrealized appreciation (depreciation)			(86,773)
Net gain (loss)			2,165,329

Increase (decrease) in net assets from operations			$2,038,295

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(127,034)	$(110,242)
Net realized gain (loss)		1,431,356	1,369,906
Realized gain distributions		820,746	497,446
Net change in unrealized appreciation (depreciation)		(86,773)	720,382

Increase (decrease) in net assets from operations		2,038,295	2,477,492

Contract owner transactions:
Proceeds from units sold		3,490,644	2,509,735
Cost of units redeemed		(5,617,429)	(10,471,798)
Account charges		(15,423)	(16,910)
Increase (decrease)		(2,142,208)	(7,978,973)
Net increase (decrease)		(103,913)	(5,501,481)
Net assets, beginning		12,522,285	18,023,766
Net assets, ending		$12,418,372	$12,522,285

Units sold		1,331,176	1,234,304
Units redeemed		(2,010,416)	(4,631,666)
Net increase (decrease)		(679,240)	(3,397,362)
Units outstanding, beginning		5,038,330	8,435,692
Units outstanding, ending		4,359,090	5,038,330

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$54,080,752
Cost of units redeemed/account charges			(54,635,909)
Net investment income (loss)			(393,632)
Net realized gain (loss)			5,770,452
Realized gain distributions			5,863,025
Net change in unrealized appreciation (depreciation)			1,733,684
Net assets			$12,418,372

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.85	4,359	$12,418	1.25%	14.6%	12/31/2021	$2.93	0	$0	1.00%	14.9%	12/31/2021	$3.01	0	$0	0.75%	15.2%
12/31/2020	2.49	5,038	12,522	1.25%	16.3%	12/31/2020	2.55	0	0	1.00%	16.6%	12/31/2020	2.62	0	0	0.75%	16.9%
12/31/2019	2.14	8,436	18,024	1.25%	22.8%	12/31/2019	2.19	0	0	1.00%	23.1%	12/31/2019	2.24	0	0	0.75%	23.4%
12/31/2018	1.74	12,746	22,174	1.25%	-8.7%	12/31/2018	1.78	0	0	1.00%	-8.4%	12/31/2018	1.81	0	0	0.75%	-8.2%
12/31/2017	1.90	12,083	23,010	1.25%	20.2%	12/31/2017	1.94	0	0	1.00%	20.5%	12/31/2017	1.97	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.10	0	$0	0.50%	15.5%	12/31/2021	$3.19	0	$0	0.25%	15.8%	12/31/2021	$3.28	0	$0	0.00%	16.1%
12/31/2020	2.68	0	0	0.50%	17.2%	12/31/2020	2.75	0	0	0.25%	17.5%	12/31/2020	2.82	0	0	0.00%	17.8%
12/31/2019	2.29	0	0	0.50%	23.7%	12/31/2019	2.34	0	0	0.25%	24.1%	12/31/2019	2.40	0	0	0.00%	24.4%
12/31/2018	1.85	0	0	0.50%	-8.0%	12/31/2018	1.89	0	0	0.25%	-7.7%	12/31/2018	1.93	0	0	0.00%	-7.5%
12/31/2017	2.01	0	0	0.50%	21.1%	12/31/2017	2.05	0	0	0.25%	21.4%	12/31/2017	2.08	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.5%
2019	1.1%
2018	1.2%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2040 Fund R Class - 06-789

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,710,996	$7,959,601	303,071
Receivables: investments sold	11,552
Payables: investments purchased	-
Net assets	$9,722,548

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,722,548	3,510,469	$2.77
Band 100	-	-	2.85
Band 75	-	-	2.93
Band 50	-	-	3.01
Band 25	-	-	3.10
Band 0	-	-	3.18
Total	$9,722,548	3,510,469

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$24,752
Mortality & expense charges			(125,041)
Net investment income (loss)			(100,289)

Gain (loss) on investments:
Net realized gain (loss)			692,296
Realized gain distributions			660,999
Net change in unrealized appreciation (depreciation)			76,715
Net gain (loss)			1,430,010

Increase (decrease) in net assets from operations			$1,329,721

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(100,289)	$(55,243)
Net realized gain (loss)		692,296	360,056
Realized gain distributions		660,999	381,415
Net change in unrealized appreciation (depreciation)		76,715	740,084

Increase (decrease) in net assets from operations		1,329,721	1,426,312

Contract owner transactions:
Proceeds from units sold		1,767,353	1,410,627
Cost of units redeemed		(2,866,116)	(2,842,508)
Account charges		(10,835)	(9,458)
Increase (decrease)		(1,109,598)	(1,441,339)
Net increase (decrease)		220,123	(15,027)
Net assets, beginning		9,502,425	9,517,452
Net assets, ending		$9,722,548	$9,502,425

Units sold		675,664	687,762
Units redeemed		(1,087,506)	(1,297,800)
Net increase (decrease)		(411,842)	(610,038)
Units outstanding, beginning		3,922,311	4,532,349
Units outstanding, ending		3,510,469	3,922,311

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$40,097,257
Cost of units redeemed/account charges			(40,051,777)
Net investment income (loss)			(222,410)
Net realized gain (loss)			3,834,808
Realized gain distributions			4,313,275
Net change in unrealized appreciation (depreciation)			1,751,395
Net assets			$9,722,548

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.77	3,510	$9,723	1.25%	14.3%	12/31/2021	$2.85	0	$0	1.00%	14.6%	12/31/2021	$2.93	0	$0	0.75%	14.9%
12/31/2020	2.42	3,922	9,502	1.25%	16.1%	12/31/2020	2.49	0	0	1.00%	16.4%	12/31/2020	2.55	0	0	0.75%	16.7%
12/31/2019	2.09	4,304	8,982	1.25%	22.5%	12/31/2019	2.14	0	0	1.00%	22.8%	12/31/2019	2.19	0	0	0.75%	23.1%
12/31/2018	1.70	5,018	8,550	1.25%	-8.9%	12/31/2018	1.74	0	0	1.00%	-8.7%	12/31/2018	1.77	0	0	0.75%	-8.4%
12/31/2017	1.87	6,450	12,061	1.25%	19.9%	12/31/2017	1.90	0	0	1.00%	20.2%	12/31/2017	1.94	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.01	0	$0	0.50%	15.2%	12/31/2021	$3.10	0	$0	0.25%	15.5%	12/31/2021	$3.18	0	$0	0.00%	15.8%
12/31/2020	2.61	0	0	0.50%	17.0%	12/31/2020	2.68	0	0	0.25%	17.2%	12/31/2020	2.75	0	0	0.00%	17.5%
12/31/2019	2.24	0	0	0.50%	23.4%	12/31/2019	2.29	0	0	0.25%	23.7%	12/31/2019	2.34	229	536	0.00%	24.0%
12/31/2018	1.81	0	0	0.50%	-8.2%	12/31/2018	1.85	0	0	0.25%	-8.0%	12/31/2018	1.89	1,375	2,595	0.00%	-7.7%
12/31/2017	1.97	0	0	0.50%	20.8%	12/31/2017	2.01	0	0	0.25%	21.1%	12/31/2017	2.05	1,335	2,730	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.5%
2019	1.0%
2018	0.8%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2045 Fund R Class - 06-792

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,717,446	$6,214,339	343,911
Receivables: investments sold	10,245
Payables: investments purchased	-
Net assets	$7,727,691

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,727,691	2,737,411	$2.82
Band 100	-	-	2.90
Band 75	-	-	2.99
Band 50	-	-	3.07
Band 25	-	-	3.16
Band 0	-	-	3.25
Total	$7,727,691	2,737,411

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$14,127
Mortality & expense charges			(98,327)
Net investment income (loss)			(84,200)

Gain (loss) on investments:
Net realized gain (loss)			491,242
Realized gain distributions			459,152
Net change in unrealized appreciation (depreciation)			228,709
Net gain (loss)			1,179,103

Increase (decrease) in net assets from operations			$1,094,903

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(84,200)	$(47,677)
Net realized gain (loss)		491,242	323,792
Realized gain distributions		459,152	264,236
Net change in unrealized appreciation (depreciation)		228,709	583,820

Increase (decrease) in net assets from operations		1,094,903	1,124,171

Contract owner transactions:
Proceeds from units sold		1,465,107	1,160,672
Cost of units redeemed		(2,026,935)	(2,757,036)
Account charges		(11,034)	(9,157)
Increase (decrease)		(572,862)	(1,605,521)
Net increase (decrease)		522,041	(481,350)
Net assets, beginning		7,205,650	7,687,000
Net assets, ending		$7,727,691	$7,205,650

Units sold		552,170	564,152
Units redeemed		(754,145)	(1,268,421)
Net increase (decrease)		(201,975)	(704,269)
Units outstanding, beginning		2,939,386	3,643,655
Units outstanding, ending		2,737,411	2,939,386

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$28,354,594
Cost of units redeemed/account charges			(26,868,654)
Net investment income (loss)			(263,489)
Net realized gain (loss)			2,298,411
Realized gain distributions			2,703,722
Net change in unrealized appreciation (depreciation)			1,503,107
Net assets			$7,727,691

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.82	2,737	$7,728	1.25%	15.2%	12/31/2021	$2.90	0	$0	1.00%	15.4%	12/31/2021	$2.99	0	$0	0.75%	15.7%
12/31/2020	2.45	2,939	7,206	1.25%	16.6%	12/31/2020	2.51	0	0	1.00%	16.9%	12/31/2020	2.58	0	0	0.75%	17.2%
12/31/2019	2.10	3,542	7,446	1.25%	23.2%	12/31/2019	2.15	0	0	1.00%	23.5%	12/31/2019	2.20	0	0	0.75%	23.8%
12/31/2018	1.71	3,803	6,492	1.25%	-9.2%	12/31/2018	1.74	0	0	1.00%	-8.9%	12/31/2018	1.78	0	0	0.75%	-8.7%
12/31/2017	1.88	4,641	8,724	1.25%	20.3%	12/31/2017	1.91	0	0	1.00%	20.6%	12/31/2017	1.95	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.07	0	$0	0.50%	16.0%	12/31/2021	$3.16	0	$0	0.25%	16.3%	12/31/2021	$3.25	0	$0	0.00%	16.6%
12/31/2020	2.65	0	0	0.50%	17.5%	12/31/2020	2.71	0	0	0.25%	17.8%	12/31/2020	2.78	0	0	0.00%	18.1%
12/31/2019	2.25	0	0	0.50%	24.1%	12/31/2019	2.30	0	0	0.25%	24.4%	12/31/2019	2.36	102	241	0.00%	24.7%
12/31/2018	1.82	0	0	0.50%	-8.5%	12/31/2018	1.85	0	0	0.25%	-8.3%	12/31/2018	1.89	292	552	0.00%	-8.0%
12/31/2017	1.98	0	0	0.50%	21.2%	12/31/2017	2.02	0	0	0.25%	21.5%	12/31/2017	2.06	296	608	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.4%
2019	1.1%
2018	0.8%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,405,188	$9,815,003	500,612
Receivables: investments sold	13,788
Payables: investments purchased	-
Net assets	$11,418,976

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,418,976	3,935,104	$2.90
Band 100	-	-	2.98
Band 75	-	-	3.07
Band 50	-	-	3.16
Band 25	-	-	3.24
Band 0	-	-	3.34
Total	$11,418,976	3,935,104

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$45,618
Mortality & expense charges			(165,474)
Net investment income (loss)			(119,856)

Gain (loss) on investments:
Net realized gain (loss)			1,475,690
Realized gain distributions			658,928
Net change in unrealized appreciation (depreciation)			(97,169)
Net gain (loss)			2,037,449

Increase (decrease) in net assets from operations			$1,917,593

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(119,856)	$(92,969)
Net realized gain (loss)		1,475,690	1,202,941
Realized gain distributions		658,928	412,786
Net change in unrealized appreciation (depreciation)		(97,169)	701,429

Increase (decrease) in net assets from operations		1,917,593	2,224,187

Contract owner transactions:
Proceeds from units sold		3,717,466	2,979,377
Cost of units redeemed		(5,454,581)	(9,791,698)
Account charges		(15,410)	(14,532)
Increase (decrease)		(1,752,525)	(6,826,853)
Net increase (decrease)		165,068	(4,602,666)
Net assets, beginning		11,253,908	15,856,574
Net assets, ending		$11,418,976	$11,253,908

Units sold		1,426,220	1,454,848
Units redeemed		(1,970,028)	(4,350,908)
Net increase (decrease)		(543,808)	(2,896,060)
Units outstanding, beginning		4,478,912	7,374,972
Units outstanding, ending		3,935,104	4,478,912

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$43,405,530
Cost of units redeemed/account charges			(41,902,156)
Net investment income (loss)			(316,581)
Net realized gain (loss)			4,511,585
Realized gain distributions			4,130,413
Net change in unrealized appreciation (depreciation)			1,590,185
Net assets			$11,418,976

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.90	3,935	$11,419	1.25%	15.5%	12/31/2021	$2.98	0	$0	1.00%	15.8%	12/31/2021	$3.07	0	$0	0.75%	16.1%
12/31/2020	2.51	4,479	11,254	1.25%	16.9%	12/31/2020	2.58	0	0	1.00%	17.2%	12/31/2020	2.64	0	0	0.75%	17.5%
12/31/2019	2.15	7,375	15,857	1.25%	23.5%	12/31/2019	2.20	0	0	1.00%	23.8%	12/31/2019	2.25	0	0	0.75%	24.1%
12/31/2018	1.74	9,971	17,363	1.25%	-8.9%	12/31/2018	1.78	0	0	1.00%	-8.7%	12/31/2018	1.81	0	0	0.75%	-8.5%
12/31/2017	1.91	9,076	17,354	1.25%	20.6%	12/31/2017	1.95	0	0	1.00%	20.9%	12/31/2017	1.98	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.16	0	$0	0.50%	16.4%	12/31/2021	$3.24	0	$0	0.25%	16.6%	12/31/2021	$3.34	0	$0	0.00%	16.9%
12/31/2020	2.71	0	0	0.50%	17.7%	12/31/2020	2.78	0	0	0.25%	18.0%	12/31/2020	2.85	0	0	0.00%	18.3%
12/31/2019	2.30	0	0	0.50%	24.4%	12/31/2019	2.36	0	0	0.25%	24.7%	12/31/2019	2.41	0	0	0.00%	25.0%
12/31/2018	1.85	0	0	0.50%	-8.2%	12/31/2018	1.89	0	0	0.25%	-8.0%	12/31/2018	1.93	0	0	0.00%	-7.8%
12/31/2017	2.02	0	0	0.50%	21.5%	12/31/2017	2.05	0	0	0.25%	21.8%	12/31/2017	2.09	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.5%
2019	1.1%
2018	1.2%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2050 Fund R Class - 06-794

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,726,724	$5,481,145	354,038
Receivables: investments sold	10,631
Payables: investments purchased	-
Net assets	$6,737,355

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,737,355	2,384,810	$2.83
Band 100	-	-	2.91
Band 75	-	-	2.99
Band 50	-	-	3.07
Band 25	-	-	3.16
Band 0	-	-	3.25
Total	$6,737,355	2,384,810

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,860
Mortality & expense charges			(83,151)
Net investment income (loss)			(69,291)

Gain (loss) on investments:
Net realized gain (loss)			404,922
Realized gain distributions			401,620
Net change in unrealized appreciation (depreciation)			201,240
Net gain (loss)			1,007,782

Increase (decrease) in net assets from operations			$938,491

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(69,291)	$(36,262)
Net realized gain (loss)		404,922	235,481
Realized gain distributions		401,620	210,266
Net change in unrealized appreciation (depreciation)		201,240	519,501

Increase (decrease) in net assets from operations		938,491	928,986

Contract owner transactions:
Proceeds from units sold		1,458,442	1,229,881
Cost of units redeemed		(1,644,585)	(2,215,003)
Account charges		(9,821)	(8,367)
Increase (decrease)		(195,964)	(993,489)
Net increase (decrease)		742,527	(64,503)
Net assets, beginning		5,994,828	6,059,331
Net assets, ending		$6,737,355	$5,994,828

Units sold		550,749	601,139
Units redeemed		(614,093)	(1,026,846)
Net increase (decrease)		(63,344)	(425,707)
Units outstanding, beginning		2,448,154	2,873,861
Units outstanding, ending		2,384,810	2,448,154

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$25,170,360
Cost of units redeemed/account charges			(23,644,623)
Net investment income (loss)			(218,939)
Net realized gain (loss)			2,044,793
Realized gain distributions			2,140,185
Net change in unrealized appreciation (depreciation)			1,245,579
Net assets			$6,737,355

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.83	2,385	$6,737	1.25%	15.4%	12/31/2021	$2.91	0	$0	1.00%	15.7%	12/31/2021	$2.99	0	$0	0.75%	15.9%
12/31/2020	2.45	2,448	5,995	1.25%	16.6%	12/31/2020	2.51	0	0	1.00%	16.9%	12/31/2020	2.58	0	0	0.75%	17.2%
12/31/2019	2.10	2,786	5,852	1.25%	23.1%	12/31/2019	2.15	0	0	1.00%	23.4%	12/31/2019	2.20	0	0	0.75%	23.7%
12/31/2018	1.71	2,980	5,085	1.25%	-9.1%	12/31/2018	1.74	0	0	1.00%	-8.9%	12/31/2018	1.78	0	0	0.75%	-8.7%
12/31/2017	1.88	3,497	6,566	1.25%	20.2%	12/31/2017	1.91	0	0	1.00%	20.5%	12/31/2017	1.95	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.07	0	$0	0.50%	16.2%	12/31/2021	$3.16	0	$0	0.25%	16.5%	12/31/2021	$3.25	0	$0	0.00%	16.8%
12/31/2020	2.64	0	0	0.50%	17.4%	12/31/2020	2.71	0	0	0.25%	17.7%	12/31/2020	2.78	0	0	0.00%	18.0%
12/31/2019	2.25	0	0	0.50%	24.1%	12/31/2019	2.30	0	0	0.25%	24.4%	12/31/2019	2.36	88	208	0.00%	24.7%
12/31/2018	1.81	0	0	0.50%	-8.4%	12/31/2018	1.85	0	0	0.25%	-8.2%	12/31/2018	1.89	273	515	0.00%	-8.0%
12/31/2017	1.98	0	0	0.50%	21.1%	12/31/2017	2.02	0	0	0.25%	21.4%	12/31/2017	2.05	258	531	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.5%
2019	1.0%
2018	0.8%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,646,541	$8,195,052	501,747
Receivables: investments sold	12,098
Payables: investments purchased	-
Net assets	$9,658,639

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,658,639	3,325,609	$2.90
Band 100	-	-	2.99
Band 75	-	-	3.07
Band 50	-	-	3.16
Band 25	-	-	3.25
Band 0	-	-	3.34
Total	$9,658,639	3,325,609

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$40,230
Mortality & expense charges			(139,143)
Net investment income (loss)			(98,913)

Gain (loss) on investments:
Net realized gain (loss)			1,153,016
Realized gain distributions			569,312
Net change in unrealized appreciation (depreciation)			26,414
Net gain (loss)			1,748,742

Increase (decrease) in net assets from operations			$1,649,829

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(98,913)	$(88,893)
Net realized gain (loss)		1,153,016	1,181,691
Realized gain distributions		569,312	326,180
Net change in unrealized appreciation (depreciation)		26,414	632,245

Increase (decrease) in net assets from operations		1,649,829	2,051,223

Contract owner transactions:
Proceeds from units sold		3,092,875	2,816,884
Cost of units redeemed		(4,453,742)	(8,209,748)
Account charges		(13,894)	(12,690)
Increase (decrease)		(1,374,761)	(5,405,554)
Net increase (decrease)		275,068	(3,354,331)
Net assets, beginning		9,383,571	12,737,902
Net assets, ending		$9,658,639	$9,383,571

Units sold		1,135,314	1,404,248
Units redeemed		(1,544,974)	(3,594,458)
Net increase (decrease)		(409,660)	(2,190,210)
Units outstanding, beginning		3,735,269	5,925,479
Units outstanding, ending		3,325,609	3,735,269

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$33,712,690
Cost of units redeemed/account charges			(31,947,070)
Net investment income (loss)			(257,262)
Net realized gain (loss)			3,653,798
Realized gain distributions			3,044,994
Net change in unrealized appreciation (depreciation)			1,451,489
Net assets			$9,658,639

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.90	3,326	$9,659	1.25%	15.6%	12/31/2021	$2.99	0	$0	1.00%	15.9%	12/31/2021	$3.07	0	$0	0.75%	16.2%
12/31/2020	2.51	3,735	9,384	1.25%	16.9%	12/31/2020	2.58	0	0	1.00%	17.2%	12/31/2020	2.64	0	0	0.75%	17.4%
12/31/2019	2.15	5,925	12,738	1.25%	23.5%	12/31/2019	2.20	0	0	1.00%	23.9%	12/31/2019	2.25	0	0	0.75%	24.2%
12/31/2018	1.74	7,232	12,584	1.25%	-9.0%	12/31/2018	1.78	0	0	1.00%	-8.8%	12/31/2018	1.81	0	0	0.75%	-8.5%
12/31/2017	1.91	6,370	12,178	1.25%	20.6%	12/31/2017	1.95	0	0	1.00%	20.9%	12/31/2017	1.98	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.16	0	$0	0.50%	16.5%	12/31/2021	$3.25	0	$0	0.25%	16.8%	12/31/2021	$3.34	0	$0	0.00%	17.1%
12/31/2020	2.71	0	0	0.50%	17.7%	12/31/2020	2.78	0	0	0.25%	18.0%	12/31/2020	2.85	0	0	0.00%	18.3%
12/31/2019	2.30	0	0	0.50%	24.5%	12/31/2019	2.36	0	0	0.25%	24.8%	12/31/2019	2.41	0	0	0.00%	25.1%
12/31/2018	1.85	0	0	0.50%	-8.3%	12/31/2018	1.89	0	0	0.25%	-8.1%	12/31/2018	1.93	0	0	0.00%	-7.8%
12/31/2017	2.02	0	0	0.50%	21.5%	12/31/2017	2.05	0	0	0.25%	21.8%	12/31/2017	2.09	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.5%
2019	1.1%
2018	1.1%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2055 Fund R Class - 06-797

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,071,018	$2,484,825	155,308
Receivables: investments sold	5,640
Payables: investments purchased	-
Net assets	$3,076,658

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,076,658	1,090,322	$2.82
Band 100	-	-	2.90
Band 75	-	-	2.98
Band 50	-	-	3.07
Band 25	-	-	3.16
Band 0	-	-	3.24
Total	$3,076,658	1,090,322

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,429
Mortality & expense charges			(40,142)
Net investment income (loss)			(33,713)

Gain (loss) on investments:
Net realized gain (loss)			270,691
Realized gain distributions			152,705
Net change in unrealized appreciation (depreciation)			63,124
Net gain (loss)			486,520

Increase (decrease) in net assets from operations			$452,807

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(33,713)	$(21,917)
Net realized gain (loss)		270,691	205,923
Realized gain distributions		152,705	79,207
Net change in unrealized appreciation (depreciation)		63,124	225,027

Increase (decrease) in net assets from operations		452,807	488,240

Contract owner transactions:
Proceeds from units sold		758,618	921,948
Cost of units redeemed		(1,123,990)	(1,889,556)
Account charges		(9,085)	(6,879)
Increase (decrease)		(374,457)	(974,487)
Net increase (decrease)		78,350	(486,247)
Net assets, beginning		2,998,308	3,484,555
Net assets, ending		$3,076,658	$2,998,308

Units sold		290,237	459,441
Units redeemed		(425,035)	(885,940)
Net increase (decrease)		(134,798)	(426,499)
Units outstanding, beginning		1,225,120	1,651,619
Units outstanding, ending		1,090,322	1,225,120

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,211,123
Cost of units redeemed/account charges			(12,366,838)
Net investment income (loss)			(91,960)
Net realized gain (loss)			875,057
Realized gain distributions			863,083
Net change in unrealized appreciation (depreciation)			586,193
Net assets			$3,076,658

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.82	1,090	$3,077	1.25%	15.3%	12/31/2021	$2.90	0	$0	1.00%	15.6%	12/31/2021	$2.98	0	$0	0.75%	15.9%
12/31/2020	2.45	1,225	2,998	1.25%	16.5%	12/31/2020	2.51	0	0	1.00%	16.8%	12/31/2020	2.58	0	0	0.75%	17.1%
12/31/2019	2.10	1,593	3,347	1.25%	23.1%	12/31/2019	2.15	0	0	1.00%	23.5%	12/31/2019	2.20	0	0	0.75%	23.8%
12/31/2018	1.71	1,784	3,044	1.25%	-9.3%	12/31/2018	1.74	0	0	1.00%	-9.0%	12/31/2018	1.78	0	0	0.75%	-8.8%
12/31/2017	1.88	1,705	3,205	1.25%	20.3%	12/31/2017	1.91	0	0	1.00%	20.6%	12/31/2017	1.95	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.07	0	$0	0.50%	16.2%	12/31/2021	$3.16	0	$0	0.25%	16.5%	12/31/2021	$3.24	0	$0	0.00%	16.7%
12/31/2020	2.64	0	0	0.50%	17.4%	12/31/2020	2.71	0	0	0.25%	17.7%	12/31/2020	2.78	0	0	0.00%	18.0%
12/31/2019	2.25	0	0	0.50%	24.1%	12/31/2019	2.30	0	0	0.25%	24.4%	12/31/2019	2.36	58	138	0.00%	24.7%
12/31/2018	1.81	0	0	0.50%	-8.6%	12/31/2018	1.85	0	0	0.25%	-8.3%	12/31/2018	1.89	152	288	0.00%	-8.1%
12/31/2017	1.98	0	0	0.50%	21.2%	12/31/2017	2.02	0	0	0.25%	21.5%	12/31/2017	2.06	140	288	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.4%
2019	1.1%
2018	0.8%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,013,886	$4,218,626	251,447
Receivables: investments sold	10,042
Payables: investments purchased	-
Net assets	$5,023,928

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,023,928	1,731,582	$2.90
Band 100	-	-	2.98
Band 75	-	-	3.07
Band 50	-	-	3.15
Band 25	-	-	3.24
Band 0	-	-	3.34
Total	$5,023,928	1,731,582

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$20,788
Mortality & expense charges			(70,458)
Net investment income (loss)			(49,670)

Gain (loss) on investments:
Net realized gain (loss)			562,831
Realized gain distributions			246,862
Net change in unrealized appreciation (depreciation)			77,796
Net gain (loss)			887,489

Increase (decrease) in net assets from operations			$837,819

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(49,670)	$(51,362)
Net realized gain (loss)		562,831	767,170
Realized gain distributions		246,862	125,056
Net change in unrealized appreciation (depreciation)		77,796	297,804

Increase (decrease) in net assets from operations		837,819	1,138,668

Contract owner transactions:
Proceeds from units sold		1,645,440	2,141,502
Cost of units redeemed		(2,249,642)	(5,170,100)
Account charges		(12,615)	(10,967)
Increase (decrease)		(616,817)	(3,039,565)
Net increase (decrease)		221,002	(1,900,897)
Net assets, beginning		4,802,926	6,703,823
Net assets, ending		$5,023,928	$4,802,926

Units sold		604,049	1,055,278
Units redeemed		(785,837)	(2,260,234)
Net increase (decrease)		(181,788)	(1,204,956)
Units outstanding, beginning		1,913,370	3,118,326
Units outstanding, ending		1,731,582	1,913,370

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$19,366,601
Cost of units redeemed/account charges			(18,180,877)
Net investment income (loss)			(123,683)
Net realized gain (loss)			1,888,695
Realized gain distributions			1,277,932
Net change in unrealized appreciation (depreciation)			795,260
Net assets			$5,023,928

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.90	1,732	$5,024	1.25%	15.6%	12/31/2021	$2.98	0	$0	1.00%	15.9%	12/31/2021	$3.07	0	$0	0.75%	16.2%
12/31/2020	2.51	1,913	4,803	1.25%	16.8%	12/31/2020	2.57	0	0	1.00%	17.1%	12/31/2020	2.64	0	0	0.75%	17.3%
12/31/2019	2.15	3,118	6,704	1.25%	23.5%	12/31/2019	2.20	0	0	1.00%	23.9%	12/31/2019	2.25	0	0	0.75%	24.2%
12/31/2018	1.74	3,862	6,720	1.25%	-9.0%	12/31/2018	1.78	0	0	1.00%	-8.8%	12/31/2018	1.81	0	0	0.75%	-8.6%
12/31/2017	1.91	3,201	6,122	1.25%	20.6%	12/31/2017	1.95	0	0	1.00%	20.9%	12/31/2017	1.98	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.15	0	$0	0.50%	16.5%	12/31/2021	$3.24	0	$0	0.25%	16.7%	12/31/2021	$3.34	0	$0	0.00%	17.0%
12/31/2020	2.71	0	0	0.50%	17.6%	12/31/2020	2.78	0	0	0.25%	17.9%	12/31/2020	2.85	0	0	0.00%	18.2%
12/31/2019	2.30	0	0	0.50%	24.5%	12/31/2019	2.36	0	0	0.25%	24.8%	12/31/2019	2.41	0	0	0.00%	25.1%
12/31/2018	1.85	0	0	0.50%	-8.3%	12/31/2018	1.89	0	0	0.25%	-8.1%	12/31/2018	1.93	0	0	0.00%	-7.9%
12/31/2017	2.02	0	0	0.50%	21.5%	12/31/2017	2.05	0	0	0.25%	21.8%	12/31/2017	2.09	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.5%
2019	1.1%
2018	1.2%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$404,273	$422,817	26,682
Receivables: investments sold	494
Payables: investments purchased	-
Net assets	$404,767

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$404,767	235,037	$1.72
Band 100	-	-	1.77
Band 75	-	-	1.82
Band 50	-	-	1.87
Band 25	-	-	1.93
Band 0	-	-	1.98
Total	$404,767	235,037

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,497
Mortality & expense charges			(9,404)
Net investment income (loss)			(907)

Gain (loss) on investments:
Net realized gain (loss)			81,901
Realized gain distributions			37,785
Net change in unrealized appreciation (depreciation)			(62,521)
Net gain (loss)			57,165

Increase (decrease) in net assets from operations			$56,258

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(907)	$160
Net realized gain (loss)		81,901	18,937
Realized gain distributions		37,785	43,495
Net change in unrealized appreciation (depreciation)		(62,521)	17,312

Increase (decrease) in net assets from operations		56,258	79,904

Contract owner transactions:
Proceeds from units sold		298,476	297,013
Cost of units redeemed		(555,536)	(206,848)
Account charges		(808)	(796)
Increase (decrease)		(257,868)	89,369
Net increase (decrease)		(201,610)	169,273
Net assets, beginning		606,377	437,104
Net assets, ending		$404,767	$606,377

Units sold		181,470	219,090
Units redeemed		(322,372)	(140,613)
Net increase (decrease)		(140,902)	78,477
Units outstanding, beginning		375,939	297,462
Units outstanding, ending		235,037	375,939

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,739,060
Cost of units redeemed/account charges			(6,887,148)
Net investment income (loss)			13,022
Net realized gain (loss)			209,419
Realized gain distributions			348,958
Net change in unrealized appreciation (depreciation)			(18,544)
Net assets			$404,767

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.72	235	$405	1.25%	6.8%	12/31/2021	$1.77	0	$0	1.00%	7.0%	12/31/2021	$1.82	0	$0	0.75%	7.3%
12/31/2020	1.61	376	606	1.25%	9.8%	12/31/2020	1.65	0	0	1.00%	10.0%	12/31/2020	1.70	0	0	0.75%	10.3%
12/31/2019	1.47	297	437	1.25%	13.7%	12/31/2019	1.50	0	0	1.00%	14.0%	12/31/2019	1.54	0	0	0.75%	14.2%
12/31/2018	1.29	1,553	2,008	1.25%	-4.8%	12/31/2018	1.32	0	0	1.00%	-4.5%	12/31/2018	1.35	0	0	0.75%	-4.3%
12/31/2017	1.36	1,211	1,644	1.25%	8.7%	12/31/2017	1.38	0	0	1.00%	9.0%	12/31/2017	1.41	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.87	0	$0	0.50%	7.6%	12/31/2021	$1.93	0	$0	0.25%	7.8%	12/31/2021	$1.98	0	$0	0.00%	8.1%
12/31/2020	1.74	0	0	0.50%	10.6%	12/31/2020	1.79	0	0	0.25%	10.9%	12/31/2020	1.83	0	0	0.00%	11.1%
12/31/2019	1.57	0	0	0.50%	14.5%	12/31/2019	1.61	0	0	0.25%	14.8%	12/31/2019	1.65	0	0	0.00%	15.1%
12/31/2018	1.37	0	0	0.50%	-4.1%	12/31/2018	1.40	0	0	0.25%	-3.8%	12/31/2018	1.43	0	0	0.00%	-3.6%
12/31/2017	1.43	0	0	0.50%	9.5%	12/31/2017	1.46	0	0	0.25%	9.8%	12/31/2017	1.48	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	1.2%
2019	1.9%
2018	1.6%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement Balanced I Fund R Class - 06-799

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,374,783	$1,373,647	90,783
Receivables: investments sold	1,487
Payables: investments purchased	-
Net assets	$1,376,270

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,376,270	821,638	$1.68
Band 100	-	-	1.72
Band 75	-	-	1.77
Band 50	-	-	1.82
Band 25	-	-	1.87
Band 0	-	-	1.93
Total	$1,376,270	821,638

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$20,430
Mortality & expense charges			(17,536)
Net investment income (loss)			2,894

Gain (loss) on investments:
Net realized gain (loss)			18,809
Realized gain distributions			128,445
Net change in unrealized appreciation (depreciation)			(61,070)
Net gain (loss)			86,184

Increase (decrease) in net assets from operations			$89,078

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,894	$(3,644)
Net realized gain (loss)		18,809	12,233
Realized gain distributions		128,445	97,935
Net change in unrealized appreciation (depreciation)		(61,070)	16,810

Increase (decrease) in net assets from operations		89,078	123,334

Contract owner transactions:
Proceeds from units sold		107,200	158,648
Cost of units redeemed		(181,375)	(243,791)
Account charges		(2,591)	(2,393)
Increase (decrease)		(76,766)	(87,536)
Net increase (decrease)		12,312	35,798
Net assets, beginning		1,363,958	1,328,160
Net assets, ending		$1,376,270	$1,363,958

Units sold		65,360	111,167
Units redeemed		(111,128)	(167,008)
Net increase (decrease)		(45,768)	(55,841)
Units outstanding, beginning		867,406	923,247
Units outstanding, ending		821,638	867,406

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,435,145
Cost of units redeemed/account charges			(7,773,101)
Net investment income (loss)			(11,173)
Net realized gain (loss)			205,453
Realized gain distributions			518,810
Net change in unrealized appreciation (depreciation)			1,136
Net assets			$1,376,270

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	822	$1,376	1.25%	6.5%	12/31/2021	$1.72	0	$0	1.00%	6.8%	12/31/2021	$1.77	0	$0	0.75%	7.1%
12/31/2020	1.57	867	1,364	1.25%	9.5%	12/31/2020	1.61	0	0	1.00%	9.8%	12/31/2020	1.65	0	0	0.75%	10.1%
12/31/2019	1.44	909	1,306	1.25%	13.3%	12/31/2019	1.47	0	0	1.00%	13.6%	12/31/2019	1.50	0	0	0.75%	13.9%
12/31/2018	1.27	1,034	1,310	1.25%	-5.0%	12/31/2018	1.29	0	0	1.00%	-4.7%	12/31/2018	1.32	0	0	0.75%	-4.5%
12/31/2017	1.33	1,086	1,448	1.25%	8.5%	12/31/2017	1.36	0	0	1.00%	8.7%	12/31/2017	1.38	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	0	$0	0.50%	7.3%	12/31/2021	$1.87	0	$0	0.25%	7.6%	12/31/2021	$1.93	0	$0	0.00%	7.9%
12/31/2020	1.70	0	0	0.50%	10.3%	12/31/2020	1.74	0	0	0.25%	10.6%	12/31/2020	1.79	0	0	0.00%	10.9%
12/31/2019	1.54	0	0	0.50%	14.2%	12/31/2019	1.57	0	0	0.25%	14.5%	12/31/2019	1.61	14	22	0.00%	14.8%
12/31/2018	1.35	0	0	0.50%	-4.3%	12/31/2018	1.38	0	0	0.25%	-4.0%	12/31/2018	1.40	13	18	0.00%	-3.8%
12/31/2017	1.41	0	0	0.50%	9.3%	12/31/2017	1.43	0	0	0.25%	9.5%	12/31/2017	1.46	14	21	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	0.9%
2019	1.5%
2018	1.3%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,611,293	$2,319,210	159,583
Receivables: investments sold	9,060
Payables: investments purchased	-
Net assets	$2,620,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,620,353	1,335,841	$1.96
Band 100	-	-	1.99
Band 75	-	-	2.02
Band 50	-	-	2.05
Band 25	-	-	2.08
Band 0	-	-	2.10
Total	$2,620,353	1,335,841

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11,116
Mortality & expense charges			(29,335)
Net investment income (loss)			(18,219)

Gain (loss) on investments:
Net realized gain (loss)			194,709
Realized gain distributions			89,083
Net change in unrealized appreciation (depreciation)			51,767
Net gain (loss)			335,559

Increase (decrease) in net assets from operations			$317,340

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,219)	$(14,738)
Net realized gain (loss)		194,709	245,464
Realized gain distributions		89,083	24,727
Net change in unrealized appreciation (depreciation)		51,767	150,385

Increase (decrease) in net assets from operations		317,340	405,838

Contract owner transactions:
Proceeds from units sold		1,673,638	1,238,517
Cost of units redeemed		(919,050)	(1,810,558)
Account charges		(8,708)	(6,889)
Increase (decrease)		745,880	(578,930)
Net increase (decrease)		1,063,220	(173,092)
Net assets, beginning		1,557,133	1,730,225
Net assets, ending		$2,620,353	$1,557,133

Units sold		908,694	893,322
Units redeemed		(490,618)	(1,166,467)
Net increase (decrease)		418,076	(273,145)
Units outstanding, beginning		917,765	1,190,910
Units outstanding, ending		1,335,841	917,765

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,761,041
Cost of units redeemed/account charges			(4,063,141)
Net investment income (loss)			(29,268)
Net realized gain (loss)			459,514
Realized gain distributions			200,124
Net change in unrealized appreciation (depreciation)			292,083
Net assets			$2,620,353

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.96	1,336	$2,620	1.25%	15.6%	12/31/2021	$1.99	0	$0	1.00%	15.9%	12/31/2021	$2.02	0	$0	0.75%	16.2%
12/31/2020	1.70	918	1,557	1.25%	16.8%	12/31/2020	1.72	0	0	1.00%	17.1%	12/31/2020	1.74	0	0	0.75%	17.4%
12/31/2019	1.45	1,191	1,730	1.25%	23.5%	12/31/2019	1.47	0	0	1.00%	23.8%	12/31/2019	1.48	0	0	0.75%	24.1%
12/31/2018	1.18	845	995	1.25%	-9.0%	12/31/2018	1.18	0	0	1.00%	-8.8%	12/31/2018	1.19	0	0	0.75%	-8.5%
12/31/2017	1.29	328	425	1.25%	20.5%	12/31/2017	1.30	0	0	1.00%	20.9%	12/31/2017	1.30	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.05	0	$0	0.50%	16.5%	12/31/2021	$2.08	0	$0	0.25%	16.8%	12/31/2021	$2.10	0	$0	0.00%	17.1%
12/31/2020	1.76	0	0	0.50%	17.7%	12/31/2020	1.78	0	0	0.25%	18.0%	12/31/2020	1.80	0	0	0.00%	18.2%
12/31/2019	1.49	0	0	0.50%	24.4%	12/31/2019	1.51	0	0	0.25%	24.7%	12/31/2019	1.52	0	0	0.00%	25.0%
12/31/2018	1.20	0	0	0.50%	-8.3%	12/31/2018	1.21	0	0	0.25%	-8.1%	12/31/2018	1.22	0	0	0.00%	-7.8%
12/31/2017	1.31	0	0	0.50%	21.5%	12/31/2017	1.31	0	0	0.25%	21.8%	12/31/2017	1.32	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.6%
2019	1.4%
2018	1.5%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2060 Fund R Class - 06-CMR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,359,472	$1,178,939	83,498
Receivables: investments sold	1,560
Payables: investments purchased	-
Net assets	$1,361,032

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,361,032	703,539	$1.93
Band 100	-	-	1.96
Band 75	-	-	1.99
Band 50	-	-	2.02
Band 25	-	-	2.05
Band 0	-	-	2.08
Total	$1,361,032	703,539

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,652
Mortality & expense charges			(16,021)
Net investment income (loss)			(12,369)

Gain (loss) on investments:
Net realized gain (loss)			131,350
Realized gain distributions			46,444
Net change in unrealized appreciation (depreciation)			8,195
Net gain (loss)			185,989

Increase (decrease) in net assets from operations			$173,620

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,369)	$(4,371)
Net realized gain (loss)		131,350	11,464
Realized gain distributions		46,444	17,391
Net change in unrealized appreciation (depreciation)		8,195	138,148

Increase (decrease) in net assets from operations		173,620	162,632

Contract owner transactions:
Proceeds from units sold		696,176	510,926
Cost of units redeemed		(596,176)	(211,532)
Account charges		(6,928)	(3,492)
Increase (decrease)		93,072	295,902
Net increase (decrease)		266,692	458,534
Net assets, beginning		1,094,340	635,806
Net assets, ending		$1,361,032	$1,094,340

Units sold		378,892	360,243
Units redeemed		(327,727)	(149,139)
Net increase (decrease)		51,165	211,104
Units outstanding, beginning		652,374	441,270
Units outstanding, ending		703,539	652,374

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,257,307
Cost of units redeemed/account charges			(1,310,951)
Net investment income (loss)			(16,310)
Net realized gain (loss)			154,159
Realized gain distributions			96,294
Net change in unrealized appreciation (depreciation)			180,533
Net assets			$1,361,032

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.93	704	$1,361	1.25%	15.3%	12/31/2021	$1.96	0	$0	1.00%	15.6%	12/31/2021	$1.99	0	$0	0.75%	15.9%
12/31/2020	1.68	652	1,094	1.25%	16.5%	12/31/2020	1.70	0	0	1.00%	16.8%	12/31/2020	1.72	0	0	0.75%	17.1%
12/31/2019	1.44	437	630	1.25%	23.2%	12/31/2019	1.45	0	0	1.00%	23.5%	12/31/2019	1.47	0	0	0.75%	23.8%
12/31/2018	1.17	228	267	1.25%	-9.2%	12/31/2018	1.18	0	0	1.00%	-9.0%	12/31/2018	1.18	0	0	0.75%	-8.7%
12/31/2017	1.29	153	197	1.25%	20.2%	12/31/2017	1.29	0	0	1.00%	20.5%	12/31/2017	1.30	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.02	0	$0	0.50%	16.2%	12/31/2021	$2.05	0	$0	0.25%	16.5%	12/31/2021	$2.08	0	$0	0.00%	16.8%
12/31/2020	1.74	0	0	0.50%	17.3%	12/31/2020	1.76	0	0	0.25%	17.6%	12/31/2020	1.78	0	0	0.00%	17.9%
12/31/2019	1.48	0	0	0.50%	24.1%	12/31/2019	1.49	0	0	0.25%	24.4%	12/31/2019	1.51	4	6	0.00%	24.7%
12/31/2018	1.19	0	0	0.50%	-8.5%	12/31/2018	1.20	0	0	0.25%	-8.3%	12/31/2018	1.21	20	24	0.00%	-8.0%
12/31/2017	1.30	0	0	0.50%	21.1%	12/31/2017	1.31	0	0	0.25%	21.4%	12/31/2017	1.31	8	10	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.6%
2019	1.5%
2018	1.0%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price U.S. Treasury Long-Term Fund - 06-CMT (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	1.25%	-6.4%	12/31/2021	$1.18	0	$0	1.00%	-6.2%	12/31/2021	$1.20	0	$0	0.75%	-6.0%
12/31/2020	1.24	0	0	1.25%	16.8%	12/31/2020	1.26	0	0	1.00%	17.1%	12/31/2020	1.27	0	0	0.75%	17.4%
12/31/2019	1.06	0	0	1.25%	12.7%	12/31/2019	1.07	0	0	1.00%	13.0%	12/31/2019	1.08	0	0	0.75%	13.2%
12/31/2018	0.94	0	0	1.25%	-3.1%	12/31/2018	0.95	0	0	1.00%	-2.8%	12/31/2018	0.96	0	0	0.75%	-2.6%
12/31/2017	0.97	0	0	1.25%	6.9%	12/31/2017	0.98	0	0	1.00%	7.2%	12/31/2017	0.98	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	0.50%	-5.7%	12/31/2021	$1.23	0	$0	0.25%	-5.5%	12/31/2021	$1.25	0	$0	0.00%	-5.2%
12/31/2020	1.29	0	0	0.50%	17.7%	12/31/2020	1.30	0	0	0.25%	18.0%	12/31/2020	1.32	0	0	0.00%	18.2%
12/31/2019	1.09	0	0	0.50%	13.5%	12/31/2019	1.10	0	0	0.25%	13.8%	12/31/2019	1.11	0	0	0.00%	14.1%
12/31/2018	0.96	0	0	0.50%	-2.4%	12/31/2018	0.97	0	0	0.25%	-2.1%	12/31/2018	0.98	0	0	0.00%	-1.9%
12/31/2017	0.99	0	0	0.50%	7.7%	12/31/2017	0.99	0	0	0.25%	8.0%	12/31/2017	0.99	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,709,152	$92,987,352	614,107
Receivables: investments sold	-
Payables: investments purchased	(256,814)
Net assets	$109,452,338

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$109,452,338	40,863,098	$2.68
Band 100	-	-	2.71
Band 75	-	-	2.75
Band 50	-	-	2.78
Band 25	-	-	2.82
Band 0	-	-	2.85
Total	$109,452,338	40,863,098

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,306,115)
Net investment income (loss)			(1,306,115)

Gain (loss) on investments:
Net realized gain (loss)			5,222,029
Realized gain distributions			9,519,055
Net change in unrealized appreciation (depreciation)			1,568,712
Net gain (loss)			16,309,796

Increase (decrease) in net assets from operations			$15,003,681

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,306,115)	$(561,693)
Net realized gain (loss)		5,222,029	2,047,753
Realized gain distributions		9,519,055	718,542
Net change in unrealized appreciation (depreciation)		1,568,712	10,969,751

Increase (decrease) in net assets from operations		15,003,681	13,174,353

Contract owner transactions:
Proceeds from units sold		55,606,747	29,272,300
Cost of units redeemed		(23,476,042)	(17,324,361)
Account charges		(36,883)	(27,988)
Increase (decrease)		32,093,822	11,919,951
Net increase (decrease)		47,097,503	25,094,304
Net assets, beginning		62,354,835	37,260,531
Net assets, ending		$109,452,338	$62,354,835

Units sold		23,329,234	14,443,044
Units redeemed		(9,559,311)	(8,919,367)
Net increase (decrease)		13,769,923	5,523,677
Units outstanding, beginning		27,093,175	21,569,498
Units outstanding, ending		40,863,098	27,093,175

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$128,039,030
Cost of units redeemed/account charges			(51,710,685)
Net investment income (loss)			(2,136,016)
Net realized gain (loss)			8,040,805
Realized gain distributions			10,497,404
Net change in unrealized appreciation (depreciation)			16,721,800
Net assets			$109,452,338

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.68	40,863	$109,452	1.25%	16.4%	12/31/2021	$2.71	0	$0	1.00%	16.7%	12/31/2021	$2.75	0	$0	0.75%	17.0%
12/31/2020	2.30	27,093	62,355	1.25%	33.2%	12/31/2020	2.32	0	0	1.00%	33.6%	12/31/2020	2.35	0	0	0.75%	33.9%
12/31/2019	1.73	21,569	37,261	1.25%	28.5%	12/31/2019	1.74	0	0	1.00%	28.8%	12/31/2019	1.75	0	0	0.75%	29.2%
12/31/2018	1.34	9,591	12,891	1.25%	0.9%	12/31/2018	1.35	0	0	1.00%	1.1%	12/31/2018	1.36	0	0	0.75%	1.4%
12/31/2017	1.33	738	983	1.25%	35.0%	12/31/2017	1.34	0	0	1.00%	35.4%	12/31/2017	1.34	0	0	0.75%	35.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.78	0	$0	0.50%	17.3%	12/31/2021	$2.82	0	$0	0.25%	17.6%	12/31/2021	$2.85	0	$0	0.00%	17.8%
12/31/2020	2.37	0	0	0.50%	34.2%	12/31/2020	2.40	0	0	0.25%	34.6%	12/31/2020	2.42	0	0	0.00%	34.9%
12/31/2019	1.77	0	0	0.50%	29.5%	12/31/2019	1.78	0	0	0.25%	29.8%	12/31/2019	1.79	0	0	0.00%	30.1%
12/31/2018	1.37	0	0	0.50%	1.6%	12/31/2018	1.37	0	0	0.25%	1.9%	12/31/2018	1.38	0	0	0.00%	2.1%
12/31/2017	1.34	0	0	0.50%	36.0%	12/31/2017	1.35	0	0	0.25%	36.4%	12/31/2017	1.35	0	0	0.00%	36.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.3%
2018	0.1%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Equity Income Fund I Class - 06-FFP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,846,471	$1,760,427	51,187
Receivables: investments sold	-
Payables: investments purchased	(4,219)
Net assets	$1,842,252

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,842,252	1,159,211	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$1,842,252	1,159,211

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$30,657
Mortality & expense charges			(19,241)
Net investment income (loss)			11,416

Gain (loss) on investments:
Net realized gain (loss)			31,681
Realized gain distributions			120,363
Net change in unrealized appreciation (depreciation)			87,097
Net gain (loss)			239,141

Increase (decrease) in net assets from operations			$250,557

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,416	$2,097
Net realized gain (loss)		31,681	(4,912)
Realized gain distributions		120,363	2,328
Net change in unrealized appreciation (depreciation)		87,097	(1,053)

Increase (decrease) in net assets from operations		250,557	(1,540)

Contract owner transactions:
Proceeds from units sold		2,284,547	190,982
Cost of units redeemed		(865,553)	(16,647)
Account charges		(37)	(57)
Increase (decrease)		1,418,957	174,278
Net increase (decrease)		1,669,514	172,738
Net assets, beginning		172,738	-
Net assets, ending		$1,842,252	$172,738

Units sold		1,642,391	151,650
Units redeemed		(618,187)	(16,643)
Net increase (decrease)		1,024,204	135,007
Units outstanding, beginning		135,007	-
Units outstanding, ending		1,159,211	135,007

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,514,246
Cost of units redeemed/account charges			(926,300)
Net investment income (loss)			14,341
Net realized gain (loss)			25,943
Realized gain distributions			127,978
Net change in unrealized appreciation (depreciation)			86,044
Net assets			$1,842,252

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	1,159	$1,842	1.25%	24.2%	12/31/2021	$1.61	0	$0	1.00%	24.5%	12/31/2021	$1.63	0	$0	0.75%	24.8%
12/31/2020	1.28	135	173	1.25%	0.2%	12/31/2020	1.29	0	0	1.00%	0.4%	12/31/2020	1.31	0	0	0.75%	0.7%
12/31/2019	1.28	0	0	1.25%	25.1%	12/31/2019	1.29	0	0	1.00%	25.4%	12/31/2019	1.30	0	0	0.75%	25.7%
12/31/2018	1.02	24	24	1.25%	-10.3%	12/31/2018	1.03	0	0	1.00%	-10.1%	12/31/2018	1.03	0	0	0.75%	-9.9%
12/31/2017	1.14	17	19	1.25%	14.9%	12/31/2017	1.14	0	0	1.00%	15.2%	12/31/2017	1.14	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	0	$0	0.50%	25.1%	12/31/2021	$1.67	0	$0	0.25%	25.5%	12/31/2021	$1.69	0	$0	0.00%	25.8%
12/31/2020	1.32	0	0	0.50%	0.9%	12/31/2020	1.33	0	0	0.25%	1.2%	12/31/2020	1.35	0	0	0.00%	1.4%
12/31/2019	1.31	0	0	0.50%	26.1%	12/31/2019	1.32	0	0	0.25%	26.4%	12/31/2019	1.33	0	0	0.00%	26.7%
12/31/2018	1.04	0	0	0.50%	-9.7%	12/31/2018	1.04	0	0	0.25%	-9.4%	12/31/2018	1.05	0	0	0.00%	-9.2%
12/31/2017	1.15	0	0	0.50%	15.7%	12/31/2017	1.15	0	0	0.25%	16.0%	12/31/2017	1.15	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.0%
2020	4.2%
2019	7.2%
2018	2.6%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Growth Stock Fund I Class - 06-FFR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,745,279	$14,862,209	166,893
Receivables: investments sold	2,165
Payables: investments purchased	-
Net assets	$17,747,444

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,747,444	6,659,501	$2.66
Band 100	-	-	2.70
Band 75	-	-	2.73
Band 50	-	-	2.77
Band 25	-	-	2.80
Band 0	-	-	2.84
Total	$17,747,444	6,659,501

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(170,767)
Net investment income (loss)			(170,767)

Gain (loss) on investments:
Net realized gain (loss)			472,687
Realized gain distributions			1,533,233
Net change in unrealized appreciation (depreciation)			238,022
Net gain (loss)			2,243,942

Increase (decrease) in net assets from operations			$2,073,175

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(170,767)	$(101,068)
Net realized gain (loss)		472,687	227,017
Realized gain distributions		1,533,233	348,689
Net change in unrealized appreciation (depreciation)		238,022	2,191,730

Increase (decrease) in net assets from operations		2,073,175	2,666,368

Contract owner transactions:
Proceeds from units sold		7,405,872	2,467,016
Cost of units redeemed		(1,719,261)	(1,338,073)
Account charges		(10,761)	(8,757)
Increase (decrease)		5,675,850	1,120,186
Net increase (decrease)		7,749,025	3,786,554
Net assets, beginning		9,998,419	6,211,865
Net assets, ending		$17,747,444	$9,998,419

Units sold		2,893,721	1,449,845
Units redeemed		(687,145)	(742,509)
Net increase (decrease)		2,206,576	707,336
Units outstanding, beginning		4,452,925	3,745,589
Units outstanding, ending		6,659,501	4,452,925

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$16,722,962
Cost of units redeemed/account charges			(4,551,295)
Net investment income (loss)			(331,165)
Net realized gain (loss)			680,912
Realized gain distributions			2,342,960
Net change in unrealized appreciation (depreciation)			2,883,070
Net assets			$17,747,444

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.66	6,660	$17,747	1.25%	18.7%	12/31/2021	$2.70	0	$0	1.00%	19.0%	12/31/2021	$2.73	0	$0	0.75%	19.3%
12/31/2020	2.25	4,453	9,998	1.25%	35.4%	12/31/2020	2.27	0	0	1.00%	35.7%	12/31/2020	2.29	0	0	0.75%	36.1%
12/31/2019	1.66	3,746	6,212	1.25%	29.4%	12/31/2019	1.67	0	0	1.00%	29.7%	12/31/2019	1.68	0	0	0.75%	30.0%
12/31/2018	1.28	3,473	4,453	1.25%	-2.1%	12/31/2018	1.29	0	0	1.00%	-1.9%	12/31/2018	1.30	0	0	0.75%	-1.6%
12/31/2017	1.31	293	383	1.25%	32.2%	12/31/2017	1.31	0	0	1.00%	32.5%	12/31/2017	1.32	0	0	0.75%	32.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.77	0	$0	0.50%	19.6%	12/31/2021	$2.80	0	$0	0.25%	19.9%	12/31/2021	$2.84	0	$0	0.00%	20.2%
12/31/2020	2.31	0	0	0.50%	36.4%	12/31/2020	2.34	0	0	0.25%	36.7%	12/31/2020	2.36	0	0	0.00%	37.1%
12/31/2019	1.70	0	0	0.50%	30.3%	12/31/2019	1.71	0	0	0.25%	30.7%	12/31/2019	1.72	0	0	0.00%	31.0%
12/31/2018	1.30	0	0	0.50%	-1.4%	12/31/2018	1.31	0	0	0.25%	-1.1%	12/31/2018	1.32	0	0	0.00%	-0.9%
12/31/2017	1.32	0	0	0.50%	33.2%	12/31/2017	1.32	0	0	0.25%	33.5%	12/31/2017	1.33	0	0	0.00%	33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.4%
2018	0.6%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Value Equity Fund I Class - 06-FFT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,644,619	$1,414,293	108,292
Receivables: investments sold	38,242
Payables: investments purchased	-
Net assets	$1,682,861

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,682,861	1,297,143	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$1,682,861	1,297,143

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$41,250
Mortality & expense charges			(20,078)
Net investment income (loss)			21,172

Gain (loss) on investments:
Net realized gain (loss)			49,322
Realized gain distributions			2,062
Net change in unrealized appreciation (depreciation)			96,016
Net gain (loss)			147,400

Increase (decrease) in net assets from operations			$168,572

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,172	$7,818
Net realized gain (loss)		49,322	(159,468)
Realized gain distributions		2,062	-
Net change in unrealized appreciation (depreciation)		96,016	57,809

Increase (decrease) in net assets from operations		168,572	(93,841)

Contract owner transactions:
Proceeds from units sold		243,185	501,973
Cost of units redeemed		(258,060)	(1,182,965)
Account charges		(227)	(915)
Increase (decrease)		(15,102)	(681,907)
Net increase (decrease)		153,470	(775,748)
Net assets, beginning		1,529,391	2,305,139
Net assets, ending		$1,682,861	$1,529,391

Units sold		272,189	534,725
Units redeemed		(289,735)	(1,214,461)
Net increase (decrease)		(17,546)	(679,736)
Units outstanding, beginning		1,314,689	1,994,425
Units outstanding, ending		1,297,143	1,314,689

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,298,564
Cost of units redeemed/account charges			(2,908,402)
Net investment income (loss)			88,733
Net realized gain (loss)			(28,422)
Realized gain distributions			2,062
Net change in unrealized appreciation (depreciation)			230,326
Net assets			$1,682,861

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	1,297	$1,683	1.25%	11.5%	12/31/2021	$1.31	0	$0	1.00%	11.8%	12/31/2021	$1.33	0	$0	0.75%	12.1%
12/31/2020	1.16	1,315	1,529	1.25%	0.7%	12/31/2020	1.18	0	0	1.00%	0.9%	12/31/2020	1.19	0	0	0.75%	1.2%
12/31/2019	1.16	1,994	2,305	1.25%	19.4%	12/31/2019	1.16	0	0	1.00%	19.7%	12/31/2019	1.17	0	0	0.75%	20.0%
12/31/2018	0.97	926	896	1.25%	-19.1%	12/31/2018	0.97	0	0	1.00%	-18.9%	12/31/2018	0.98	0	0	0.75%	-18.7%
12/31/2017	1.20	0	0	1.25%	19.5%	12/31/2017	1.20	0	0	1.00%	19.8%	12/31/2017	1.20	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	0.50%	12.4%	12/31/2021	$1.36	0	$0	0.25%	12.6%	12/31/2021	$1.38	0	$0	0.00%	12.9%
12/31/2020	1.20	0	0	0.50%	1.4%	12/31/2020	1.21	0	0	0.25%	1.7%	12/31/2020	1.22	0	0	0.00%	1.9%
12/31/2019	1.18	0	0	0.50%	20.3%	12/31/2019	1.19	0	0	0.25%	20.6%	12/31/2019	1.20	0	0	0.00%	20.9%
12/31/2018	0.98	0	0	0.50%	-18.5%	12/31/2018	0.99	0	0	0.25%	-18.3%	12/31/2018	0.99	0	0	0.00%	-18.0%
12/31/2017	1.21	0	0	0.50%	20.4%	12/31/2017	1.21	0	0	0.25%	20.7%	12/31/2017	1.21	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	1.7%
2019	4.1%
2018	5.3%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,114,814	$1,764,387	17,852
Receivables: investments sold	-
Payables: investments purchased	(18,694)
Net assets	$2,096,120

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,096,120	985,507	$2.13
Band 100	-	-	2.15
Band 75	-	-	2.18
Band 50	-	-	2.21
Band 25	-	-	2.24
Band 0	-	-	2.27
Total	$2,096,120	985,507

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(24,912)
Net investment income (loss)			(24,912)

Gain (loss) on investments:
Net realized gain (loss)			43,474
Realized gain distributions			204,469
Net change in unrealized appreciation (depreciation)			29,771
Net gain (loss)			277,714

Increase (decrease) in net assets from operations			$252,802

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(24,912)	$(19,496)
Net realized gain (loss)		43,474	6,378
Realized gain distributions		204,469	81,569
Net change in unrealized appreciation (depreciation)		29,771	272,438

Increase (decrease) in net assets from operations		252,802	340,889

Contract owner transactions:
Proceeds from units sold		177,679	285,956
Cost of units redeemed		(202,592)	(477,214)
Account charges		(2,076)	(2,738)
Increase (decrease)		(26,989)	(193,996)
Net increase (decrease)		225,813	146,893
Net assets, beginning		1,870,307	1,723,414
Net assets, ending		$2,096,120	$1,870,307

Units sold		90,646	193,822
Units redeemed		(105,474)	(325,180)
Net increase (decrease)		(14,828)	(131,358)
Units outstanding, beginning		1,000,335	1,131,693
Units outstanding, ending		985,507	1,000,335

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,299,299
Cost of units redeemed/account charges			(982,000)
Net investment income (loss)			(58,153)
Net realized gain (loss)			47,137
Realized gain distributions			439,410
Net change in unrealized appreciation (depreciation)			350,427
Net assets			$2,096,120

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.13	986	$2,096	1.25%	13.8%	12/31/2021	$2.15	0	$0	1.00%	14.0%	12/31/2021	$2.18	0	$0	0.75%	14.3%
12/31/2020	1.87	1,000	1,870	1.25%	22.8%	12/31/2020	1.89	0	0	1.00%	23.1%	12/31/2020	1.91	0	0	0.75%	23.4%
12/31/2019	1.52	1,132	1,723	1.25%	30.0%	12/31/2019	1.53	0	0	1.00%	30.4%	12/31/2019	1.55	0	0	0.75%	30.7%
12/31/2018	1.17	781	915	1.25%	-3.1%	12/31/2018	1.18	0	0	1.00%	-2.9%	12/31/2018	1.18	0	0	0.75%	-2.6%
12/31/2017	1.21	0	0	1.25%	23.5%	12/31/2017	1.21	0	0	1.00%	23.8%	12/31/2017	1.22	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.21	0	$0	0.50%	14.6%	12/31/2021	$2.24	0	$0	0.25%	14.9%	12/31/2021	$2.27	0	$0	0.00%	15.2%
12/31/2020	1.93	0	0	0.50%	23.7%	12/31/2020	1.95	0	0	0.25%	24.0%	12/31/2020	1.97	0	0	0.00%	24.3%
12/31/2019	1.56	0	0	0.50%	31.0%	12/31/2019	1.57	0	0	0.25%	31.4%	12/31/2019	1.58	0	0	0.00%	31.7%
12/31/2018	1.19	0	0	0.50%	-2.4%	12/31/2018	1.20	0	0	0.25%	-2.2%	12/31/2018	1.20	0	0	0.00%	-1.9%
12/31/2017	1.22	0	0	0.50%	24.4%	12/31/2017	1.22	0	0	0.25%	24.7%	12/31/2017	1.22	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.3%
2018	0.6%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$354,627	$317,037	10,558
Receivables: investments sold	251
Payables: investments purchased	-
Net assets	$354,878

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$354,878	234,356	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$354,878	234,356

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,642
Mortality & expense charges			(3,324)
Net investment income (loss)			318

Gain (loss) on investments:
Net realized gain (loss)			918
Realized gain distributions			26,454
Net change in unrealized appreciation (depreciation)			22,436
Net gain (loss)			49,808

Increase (decrease) in net assets from operations			$50,126

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$318	$232
Net realized gain (loss)		918	(143)
Realized gain distributions		26,454	5,612
Net change in unrealized appreciation (depreciation)		22,436	13,446

Increase (decrease) in net assets from operations		50,126	19,147

Contract owner transactions:
Proceeds from units sold		94,547	22,324
Cost of units redeemed		(1,785)	-
Account charges		(61)	(27)
Increase (decrease)		92,701	22,297
Net increase (decrease)		142,827	41,444
Net assets, beginning		212,051	170,607
Net assets, ending		$354,878	$212,051

Units sold		63,222	21,709
Units redeemed		(1,307)	(28)
Net increase (decrease)		61,915	21,681
Units outstanding, beginning		172,441	150,760
Units outstanding, ending		234,356	172,441

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$285,862
Cost of units redeemed/account charges			(1,879)
Net investment income (loss)			464
Net realized gain (loss)			775
Realized gain distributions			32,066
Net change in unrealized appreciation (depreciation)			37,590
Net assets			$354,878

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	234	$355	1.25%	23.1%	12/31/2021	$1.53	0	$0	1.00%	23.4%	12/31/2021	$1.55	0	$0	0.75%	23.8%
12/31/2020	1.23	172	212	1.25%	8.7%	12/31/2020	1.24	0	0	1.00%	8.9%	12/31/2020	1.25	0	0	0.75%	9.2%
12/31/2019	1.13	151	171	1.25%	18.3%	12/31/2019	1.14	0	0	1.00%	18.6%	12/31/2019	1.15	0	0	0.75%	18.9%
12/31/2018	0.96	0	0	1.25%	-11.6%	12/31/2018	0.96	0	0	1.00%	-11.4%	12/31/2018	0.97	0	0	0.75%	-11.2%
12/31/2017	1.08	0	0	1.25%	10.4%	12/31/2017	1.09	0	0	1.00%	10.7%	12/31/2017	1.09	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	0.50%	24.1%	12/31/2021	$1.59	0	$0	0.25%	24.4%	12/31/2021	$1.61	0	$0	0.00%	24.7%
12/31/2020	1.27	0	0	0.50%	9.5%	12/31/2020	1.28	0	0	0.25%	9.8%	12/31/2020	1.29	0	0	0.00%	10.0%
12/31/2019	1.16	0	0	0.50%	19.1%	12/31/2019	1.17	0	0	0.25%	19.4%	12/31/2019	1.18	0	0	0.00%	19.7%
12/31/2018	0.97	0	0	0.50%	-10.9%	12/31/2018	0.98	0	0	0.25%	-10.7%	12/31/2018	0.98	0	0	0.00%	-10.5%
12/31/2017	1.09	0	0	0.50%	11.2%	12/31/2017	1.09	0	0	0.25%	11.5%	12/31/2017	1.10	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.2%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement Balanced I Fund I Class - 06-FFX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,157,325	$1,058,467	89,201
Receivables: investments sold	506
Payables: investments purchased	-
Net assets	$1,157,831

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,157,831	826,352	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$1,157,831	826,352

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$24,787
Mortality & expense charges			(14,652)
Net investment income (loss)			10,135

Gain (loss) on investments:
Net realized gain (loss)			20,521
Realized gain distributions			36,085
Net change in unrealized appreciation (depreciation)			14,885
Net gain (loss)			71,491

Increase (decrease) in net assets from operations			$81,626

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,135	$4,418
Net realized gain (loss)		20,521	14,012
Realized gain distributions		36,085	28,125
Net change in unrealized appreciation (depreciation)		14,885	56,875

Increase (decrease) in net assets from operations		81,626	103,430

Contract owner transactions:
Proceeds from units sold		125,204	115,406
Cost of units redeemed		(186,902)	(674,950)
Account charges		(94)	(97)
Increase (decrease)		(61,792)	(559,641)
Net increase (decrease)		19,834	(456,211)
Net assets, beginning		1,137,997	1,594,208
Net assets, ending		$1,157,831	$1,137,997

Units sold		94,740	97,252
Units redeemed		(138,674)	(571,307)
Net increase (decrease)		(43,934)	(474,055)
Units outstanding, beginning		870,286	1,344,341
Units outstanding, ending		826,352	870,286

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,343,349
Cost of units redeemed/account charges			(1,428,385)
Net investment income (loss)			24,126
Net realized gain (loss)			32,638
Realized gain distributions			87,245
Net change in unrealized appreciation (depreciation)			98,858
Net assets			$1,157,831

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	826	$1,158	1.25%	7.2%	12/31/2021	$1.42	0	$0	1.00%	7.4%	12/31/2021	$1.44	0	$0	0.75%	7.7%
12/31/2020	1.31	870	1,138	1.25%	10.3%	12/31/2020	1.32	0	0	1.00%	10.5%	12/31/2020	1.33	0	0	0.75%	10.8%
12/31/2019	1.19	1,344	1,594	1.25%	14.0%	12/31/2019	1.19	0	0	1.00%	14.3%	12/31/2019	1.20	0	0	0.75%	14.6%
12/31/2018	1.04	38	39	1.25%	-4.5%	12/31/2018	1.05	0	0	1.00%	-4.2%	12/31/2018	1.05	0	0	0.75%	-4.0%
12/31/2017	1.09	267	291	1.25%	9.2%	12/31/2017	1.09	0	0	1.00%	9.4%	12/31/2017	1.09	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	0.50%	8.0%	12/31/2021	$1.47	0	$0	0.25%	8.2%	12/31/2021	$1.49	0	$0	0.00%	8.5%
12/31/2020	1.35	0	0	0.50%	11.1%	12/31/2020	1.36	0	0	0.25%	11.4%	12/31/2020	1.38	0	0	0.00%	11.7%
12/31/2019	1.21	0	0	0.50%	14.9%	12/31/2019	1.22	0	0	0.25%	15.2%	12/31/2019	1.23	0	0	0.00%	15.5%
12/31/2018	1.06	0	0	0.50%	-3.7%	12/31/2018	1.06	0	0	0.25%	-3.5%	12/31/2018	1.07	0	0	0.00%	-3.3%
12/31/2017	1.10	0	0	0.50%	10.0%	12/31/2017	1.10	0	0	0.25%	10.3%	12/31/2017	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	1.5%
2019	1.7%
2018	2.4%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2015 Fund I Class - 06-FFY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,928,741	$4,413,201	349,071
Receivables: investments sold	144
Payables: investments purchased	-
Net assets	$4,928,885

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,928,885	3,323,633	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$4,928,885	3,323,633

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$98,874
Mortality & expense charges			(72,750)
Net investment income (loss)			26,124

Gain (loss) on investments:
Net realized gain (loss)			303,248
Realized gain distributions			143,465
Net change in unrealized appreciation (depreciation)			(6,883)
Net gain (loss)			439,830

Increase (decrease) in net assets from operations			$465,954

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,124	$29,460
Net realized gain (loss)		303,248	7,622
Realized gain distributions		143,465	153,541
Net change in unrealized appreciation (depreciation)		(6,883)	373,156

Increase (decrease) in net assets from operations		465,954	563,779

Contract owner transactions:
Proceeds from units sold		1,027,784	2,107,404
Cost of units redeemed		(2,230,151)	(291,299)
Account charges		(3,558)	(2,426)
Increase (decrease)		(1,205,925)	1,813,679
Net increase (decrease)		(739,971)	2,377,458
Net assets, beginning		5,668,856	3,291,398
Net assets, ending		$4,928,885	$5,668,856

Units sold		724,413	1,707,260
Units redeemed		(1,543,718)	(244,297)
Net increase (decrease)		(819,305)	1,462,963
Units outstanding, beginning		4,142,938	2,679,975
Units outstanding, ending		3,323,633	4,142,938

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$10,485,046
Cost of units redeemed/account charges			(6,935,739)
Net investment income (loss)			143,037
Net realized gain (loss)			306,275
Realized gain distributions			414,726
Net change in unrealized appreciation (depreciation)			515,540
Net assets			$4,928,885

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	3,324	$4,929	1.25%	8.4%	12/31/2021	$1.50	0	$0	1.00%	8.7%	12/31/2021	$1.52	0	$0	0.75%	8.9%
12/31/2020	1.37	4,143	5,669	1.25%	11.4%	12/31/2020	1.38	0	0	1.00%	11.7%	12/31/2020	1.40	0	0	0.75%	12.0%
12/31/2019	1.23	2,680	3,291	1.25%	16.1%	12/31/2019	1.24	0	0	1.00%	16.4%	12/31/2019	1.25	0	0	0.75%	16.7%
12/31/2018	1.06	2,455	2,597	1.25%	-5.3%	12/31/2018	1.06	0	0	1.00%	-5.0%	12/31/2018	1.07	0	0	0.75%	-4.8%
12/31/2017	1.12	940	1,050	1.25%	12.1%	12/31/2017	1.12	0	0	1.00%	12.4%	12/31/2017	1.12	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	9.2%	12/31/2021	$1.56	0	$0	0.25%	9.5%	12/31/2021	$1.58	0	$0	0.00%	9.7%
12/31/2020	1.41	0	0	0.50%	12.3%	12/31/2020	1.43	0	0	0.25%	12.5%	12/31/2020	1.44	0	0	0.00%	12.8%
12/31/2019	1.26	0	0	0.50%	17.0%	12/31/2019	1.27	0	0	0.25%	17.3%	12/31/2019	1.28	0	0	0.00%	17.5%
12/31/2018	1.07	0	0	0.50%	-4.6%	12/31/2018	1.08	0	0	0.25%	-4.3%	12/31/2018	1.09	0	0	0.00%	-4.1%
12/31/2017	1.13	0	0	0.50%	13.0%	12/31/2017	1.13	0	0	0.25%	13.2%	12/31/2017	1.13	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	2.0%
2019	2.2%
2018	3.1%
2017	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2020 Fund I Class - 06-FGF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,196,622	$13,000,440	943,492
Receivables: investments sold	-
Payables: investments purchased	(185,752)
Net assets	$14,010,870

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,010,870	9,068,336	$1.55
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.63
Band 0	-	-	1.65
Total	$14,010,870	9,068,336

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$244,066
Mortality & expense charges			(186,174)
Net investment income (loss)			57,892

Gain (loss) on investments:
Net realized gain (loss)			722,695
Realized gain distributions			497,896
Net change in unrealized appreciation (depreciation)			19,706
Net gain (loss)			1,240,297

Increase (decrease) in net assets from operations			$1,298,189

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$57,892	$62,016
Net realized gain (loss)		722,695	161,621
Realized gain distributions		497,896	362,648
Net change in unrealized appreciation (depreciation)		19,706	862,399

Increase (decrease) in net assets from operations		1,298,189	1,448,684

Contract owner transactions:
Proceeds from units sold		4,689,928	6,052,871
Cost of units redeemed		(6,612,845)	(4,995,384)
Account charges		(10,248)	(8,203)
Increase (decrease)		(1,933,165)	1,049,284
Net increase (decrease)		(634,976)	2,497,968
Net assets, beginning		14,645,846	12,147,878
Net assets, ending		$14,010,870	$14,645,846

Units sold		3,385,707	4,728,725
Units redeemed		(4,670,931)	(3,984,931)
Net increase (decrease)		(1,285,224)	743,794
Units outstanding, beginning		10,353,560	9,609,766
Units outstanding, ending		9,068,336	10,353,560

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$26,155,210
Cost of units redeemed/account charges			(15,704,380)
Net investment income (loss)			358,270
Net realized gain (loss)			825,851
Realized gain distributions			1,179,737
Net change in unrealized appreciation (depreciation)			1,196,182
Net assets			$14,010,870

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	9,068	$14,011	1.25%	9.2%	12/31/2021	$1.56	0	$0	1.00%	9.5%	12/31/2021	$1.58	0	$0	0.75%	9.8%
12/31/2020	1.41	10,354	14,646	1.25%	11.9%	12/31/2020	1.43	0	0	1.00%	12.2%	12/31/2020	1.44	0	0	0.75%	12.5%
12/31/2019	1.26	9,610	12,148	1.25%	18.0%	12/31/2019	1.27	0	0	1.00%	18.3%	12/31/2019	1.28	0	0	0.75%	18.6%
12/31/2018	1.07	3,680	3,943	1.25%	-6.0%	12/31/2018	1.08	0	0	1.00%	-5.8%	12/31/2018	1.08	0	0	0.75%	-5.5%
12/31/2017	1.14	1,371	1,564	1.25%	14.5%	12/31/2017	1.14	0	0	1.00%	14.8%	12/31/2017	1.15	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	0	$0	0.50%	10.0%	12/31/2021	$1.63	0	$0	0.25%	10.3%	12/31/2021	$1.65	0	$0	0.00%	10.6%
12/31/2020	1.46	0	0	0.50%	12.7%	12/31/2020	1.47	0	0	0.25%	13.0%	12/31/2020	1.49	0	0	0.00%	13.3%
12/31/2019	1.29	0	0	0.50%	18.8%	12/31/2019	1.30	0	0	0.25%	19.1%	12/31/2019	1.31	0	0	0.00%	19.4%
12/31/2018	1.09	0	0	0.50%	-5.3%	12/31/2018	1.09	0	0	0.25%	-5.1%	12/31/2018	1.10	0	0	0.00%	-4.8%
12/31/2017	1.15	0	0	0.50%	15.3%	12/31/2017	1.15	0	0	0.25%	15.6%	12/31/2017	1.16	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	1.7%
2019	2.9%
2018	3.0%
2017	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2025 Fund I Class - 06-FGG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,834,649	$23,246,220	1,677,971
Receivables: investments sold	12,895
Payables: investments purchased	-
Net assets	$26,847,544

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,847,544	16,591,505	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$26,847,544	16,591,505

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$403,225
Mortality & expense charges			(342,084)
Net investment income (loss)			61,141

Gain (loss) on investments:
Net realized gain (loss)			1,210,965
Realized gain distributions			666,198
Net change in unrealized appreciation (depreciation)			772,208
Net gain (loss)			2,649,371

Increase (decrease) in net assets from operations			$2,710,512

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$61,141	$76,517
Net realized gain (loss)		1,210,965	212,875
Realized gain distributions		666,198	493,962
Net change in unrealized appreciation (depreciation)		772,208	2,056,792

Increase (decrease) in net assets from operations		2,710,512	2,840,146

Contract owner transactions:
Proceeds from units sold		5,771,223	11,175,828
Cost of units redeemed		(7,437,985)	(5,314,650)
Account charges		(11,449)	(7,285)
Increase (decrease)		(1,678,211)	5,853,893
Net increase (decrease)		1,032,301	8,694,039
Net assets, beginning		25,815,243	17,121,204
Net assets, ending		$26,847,544	$25,815,243

Units sold		3,688,435	8,558,423
Units redeemed		(4,749,259)	(4,159,123)
Net increase (decrease)		(1,060,824)	4,399,300
Units outstanding, beginning		17,652,329	13,253,029
Units outstanding, ending		16,591,505	17,652,329

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$35,616,604
Cost of units redeemed/account charges			(15,867,733)
Net investment income (loss)			451,175
Net realized gain (loss)			1,365,019
Realized gain distributions			1,694,050
Net change in unrealized appreciation (depreciation)			3,588,429
Net assets			$26,847,544

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.62	16,592	$26,848	1.25%	10.6%	12/31/2021	$1.64	0	$0	1.00%	10.9%	12/31/2021	$1.66	0	$0	0.75%	11.2%
12/31/2020	1.46	17,652	25,815	1.25%	13.2%	12/31/2020	1.48	0	0	1.00%	13.5%	12/31/2020	1.49	0	0	0.75%	13.8%
12/31/2019	1.29	13,253	17,121	1.25%	19.6%	12/31/2019	1.30	0	0	1.00%	19.9%	12/31/2019	1.31	0	0	0.75%	20.2%
12/31/2018	1.08	7,213	7,788	1.25%	-6.7%	12/31/2018	1.09	0	0	1.00%	-6.5%	12/31/2018	1.09	0	0	0.75%	-6.2%
12/31/2017	1.16	3,368	3,898	1.25%	16.4%	12/31/2017	1.16	0	0	1.00%	16.6%	12/31/2017	1.16	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	0.50%	11.5%	12/31/2021	$1.70	0	$0	0.25%	11.8%	12/31/2021	$1.72	0	$0	0.00%	12.0%
12/31/2020	1.51	0	0	0.50%	14.1%	12/31/2020	1.52	0	0	0.25%	14.3%	12/31/2020	1.54	0	0	0.00%	14.6%
12/31/2019	1.32	0	0	0.50%	20.5%	12/31/2019	1.33	0	0	0.25%	20.8%	12/31/2019	1.34	0	0	0.00%	21.1%
12/31/2018	1.10	0	0	0.50%	-6.0%	12/31/2018	1.10	0	0	0.25%	-5.8%	12/31/2018	1.11	0	0	0.00%	-5.5%
12/31/2017	1.17	0	0	0.50%	17.2%	12/31/2017	1.17	0	0	0.25%	17.5%	12/31/2017	1.17	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.6%
2019	2.5%
2018	2.4%
2017	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2030 Fund I Class - 06-FGH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,395,205	$26,581,990	1,878,331
Receivables: investments sold	29,281
Payables: investments purchased	-
Net assets	$31,424,486

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,424,486	18,542,988	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.74
Band 50	-	-	1.76
Band 25	-	-	1.78
Band 0	-	-	1.81
Total	$31,424,486	18,542,988

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$376,955
Mortality & expense charges			(375,943)
Net investment income (loss)			1,012

Gain (loss) on investments:
Net realized gain (loss)			961,607
Realized gain distributions			772,759
Net change in unrealized appreciation (depreciation)			1,654,099
Net gain (loss)			3,388,465

Increase (decrease) in net assets from operations			$3,389,477

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,012	$33,663
Net realized gain (loss)		961,607	54,128
Realized gain distributions		772,759	564,560
Net change in unrealized appreciation (depreciation)		1,654,099	2,504,371

Increase (decrease) in net assets from operations		3,389,477	3,156,722

Contract owner transactions:
Proceeds from units sold		8,500,569	8,577,807
Cost of units redeemed		(6,674,868)	(3,671,281)
Account charges		(23,723)	(15,532)
Increase (decrease)		1,801,978	4,890,994
Net increase (decrease)		5,191,455	8,047,716
Net assets, beginning		26,233,031	18,185,315
Net assets, ending		$31,424,486	$26,233,031

Units sold		5,234,159	6,510,946
Units redeemed		(4,079,896)	(2,921,849)
Net increase (decrease)		1,154,263	3,589,097
Units outstanding, beginning		17,388,725	13,799,628
Units outstanding, ending		18,542,988	17,388,725

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$36,891,757
Cost of units redeemed/account charges			(13,559,930)
Net investment income (loss)			318,161
Net realized gain (loss)			1,000,061
Realized gain distributions			1,961,222
Net change in unrealized appreciation (depreciation)			4,813,215
Net assets			$31,424,486

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.69	18,543	$31,424	1.25%	12.3%	12/31/2021	$1.72	0	$0	1.00%	12.6%	12/31/2021	$1.74	0	$0	0.75%	12.9%
12/31/2020	1.51	17,389	26,233	1.25%	14.5%	12/31/2020	1.52	0	0	1.00%	14.8%	12/31/2020	1.54	0	0	0.75%	15.1%
12/31/2019	1.32	13,800	18,185	1.25%	21.2%	12/31/2019	1.33	0	0	1.00%	21.5%	12/31/2019	1.34	0	0	0.75%	21.8%
12/31/2018	1.09	5,708	6,209	1.25%	-7.3%	12/31/2018	1.09	0	0	1.00%	-7.1%	12/31/2018	1.10	0	0	0.75%	-6.9%
12/31/2017	1.17	2,575	3,022	1.25%	18.0%	12/31/2017	1.18	0	0	1.00%	18.3%	12/31/2017	1.18	0	0	0.75%	18.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	0	$0	0.50%	13.2%	12/31/2021	$1.78	0	$0	0.25%	13.5%	12/31/2021	$1.81	0	$0	0.00%	13.7%
12/31/2020	1.56	0	0	0.50%	15.3%	12/31/2020	1.57	0	0	0.25%	15.6%	12/31/2020	1.59	0	0	0.00%	15.9%
12/31/2019	1.35	0	0	0.50%	22.1%	12/31/2019	1.36	0	0	0.25%	22.4%	12/31/2019	1.37	0	0	0.00%	22.7%
12/31/2018	1.10	0	0	0.50%	-6.6%	12/31/2018	1.11	0	0	0.25%	-6.4%	12/31/2018	1.12	0	0	0.00%	-6.2%
12/31/2017	1.18	0	0	0.50%	18.9%	12/31/2017	1.19	0	0	0.25%	19.2%	12/31/2017	1.19	0	0	0.00%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.3%
2019	2.6%
2018	2.3%
2017	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2035 Fund I Class - 06-FGJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,748,949	$24,707,876	1,642,039
Receivables: investments sold	19,586
Payables: investments purchased	-
Net assets	$28,768,535

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,768,535	16,341,330	$1.76
Band 100	-	-	1.78
Band 75	-	-	1.81
Band 50	-	-	1.83
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$28,768,535	16,341,330

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$317,435
Mortality & expense charges			(344,803)
Net investment income (loss)			(27,368)

Gain (loss) on investments:
Net realized gain (loss)			1,550,028
Realized gain distributions			793,588
Net change in unrealized appreciation (depreciation)			1,067,303
Net gain (loss)			3,410,919

Increase (decrease) in net assets from operations			$3,383,551

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27,368)	$11,780
Net realized gain (loss)		1,550,028	133,665
Realized gain distributions		793,588	476,936
Net change in unrealized appreciation (depreciation)		1,067,303	2,467,534

Increase (decrease) in net assets from operations		3,383,551	3,089,915

Contract owner transactions:
Proceeds from units sold		10,015,438	7,720,001
Cost of units redeemed		(8,117,634)	(3,336,163)
Account charges		(20,085)	(11,685)
Increase (decrease)		1,877,719	4,372,153
Net increase (decrease)		5,261,270	7,462,068
Net assets, beginning		23,507,265	16,045,197
Net assets, ending		$28,768,535	$23,507,265

Units sold		5,919,142	5,760,300
Units redeemed		(4,780,108)	(2,551,777)
Net increase (decrease)		1,139,034	3,208,523
Units outstanding, beginning		15,202,296	11,993,773
Units outstanding, ending		16,341,330	15,202,296

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$34,281,610
Cost of units redeemed/account charges			(13,206,828)
Net investment income (loss)			214,050
Net realized gain (loss)			1,692,040
Realized gain distributions			1,746,590
Net change in unrealized appreciation (depreciation)			4,041,073
Net assets			$28,768,535

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	16,341	$28,769	1.25%	13.9%	12/31/2021	$1.78	0	$0	1.00%	14.1%	12/31/2021	$1.81	0	$0	0.75%	14.4%
12/31/2020	1.55	15,202	23,507	1.25%	15.6%	12/31/2020	1.56	0	0	1.00%	15.9%	12/31/2020	1.58	0	0	0.75%	16.2%
12/31/2019	1.34	11,994	16,045	1.25%	22.4%	12/31/2019	1.35	0	0	1.00%	22.7%	12/31/2019	1.36	0	0	0.75%	23.0%
12/31/2018	1.09	2,893	3,163	1.25%	-8.0%	12/31/2018	1.10	0	0	1.00%	-7.7%	12/31/2018	1.10	0	0	0.75%	-7.5%
12/31/2017	1.19	439	521	1.25%	19.5%	12/31/2017	1.19	0	0	1.00%	19.8%	12/31/2017	1.19	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	0	$0	0.50%	14.7%	12/31/2021	$1.85	0	$0	0.25%	15.0%	12/31/2021	$1.88	0	$0	0.00%	15.3%
12/31/2020	1.59	0	0	0.50%	16.5%	12/31/2020	1.61	0	0	0.25%	16.7%	12/31/2020	1.63	0	0	0.00%	17.0%
12/31/2019	1.37	0	0	0.50%	23.3%	12/31/2019	1.38	0	0	0.25%	23.6%	12/31/2019	1.39	0	0	0.00%	23.9%
12/31/2018	1.11	0	0	0.50%	-7.3%	12/31/2018	1.12	0	0	0.25%	-7.0%	12/31/2018	1.12	0	0	0.00%	-6.8%
12/31/2017	1.20	0	0	0.50%	20.4%	12/31/2017	1.20	0	0	0.25%	20.7%	12/31/2017	1.20	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.2%
2019	2.8%
2018	2.9%
2017	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2040 Fund I Class - 06-FGK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,363,650	$24,295,994	1,629,872
Receivables: investments sold	39,247
Payables: investments purchased	-
Net assets	$29,402,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,402,897	16,169,182	$1.82
Band 100	-	-	1.84
Band 75	-	-	1.87
Band 50	-	-	1.89
Band 25	-	-	1.91
Band 0	-	-	1.94
Total	$29,402,897	16,169,182

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$297,015
Mortality & expense charges			(357,165)
Net investment income (loss)			(60,150)

Gain (loss) on investments:
Net realized gain (loss)			1,459,707
Realized gain distributions			882,309
Net change in unrealized appreciation (depreciation)			1,543,438
Net gain (loss)			3,885,454

Increase (decrease) in net assets from operations			$3,825,304

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(60,150)	$1,808
Net realized gain (loss)		1,459,707	4,708
Realized gain distributions		882,309	515,216
Net change in unrealized appreciation (depreciation)		1,543,438	2,775,667

Increase (decrease) in net assets from operations		3,825,304	3,297,399

Contract owner transactions:
Proceeds from units sold		8,578,972	8,188,231
Cost of units redeemed		(7,523,397)	(2,620,108)
Account charges		(27,148)	(16,331)
Increase (decrease)		1,028,427	5,551,792
Net increase (decrease)		4,853,731	8,849,191
Net assets, beginning		24,549,166	15,699,975
Net assets, ending		$29,402,897	$24,549,166

Units sold		4,982,333	5,974,895
Units redeemed		(4,356,510)	(2,030,997)
Net increase (decrease)		625,823	3,943,898
Units outstanding, beginning		15,543,359	11,599,461
Units outstanding, ending		16,169,182	15,543,359

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$34,252,271
Cost of units redeemed/account charges			(13,453,093)
Net investment income (loss)			137,272
Net realized gain (loss)			1,412,968
Realized gain distributions			1,985,823
Net change in unrealized appreciation (depreciation)			5,067,656
Net assets			$29,402,897

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	16,169	$29,403	1.25%	15.1%	12/31/2021	$1.84	0	$0	1.00%	15.4%	12/31/2021	$1.87	0	$0	0.75%	15.7%
12/31/2020	1.58	15,543	24,549	1.25%	16.7%	12/31/2020	1.60	0	0	1.00%	17.0%	12/31/2020	1.61	0	0	0.75%	17.3%
12/31/2019	1.35	11,599	15,700	1.25%	23.3%	12/31/2019	1.36	0	0	1.00%	23.6%	12/31/2019	1.37	0	0	0.75%	24.0%
12/31/2018	1.10	4,233	4,645	1.25%	-8.4%	12/31/2018	1.10	0	0	1.00%	-8.1%	12/31/2018	1.11	0	0	0.75%	-7.9%
12/31/2017	1.20	1,020	1,221	1.25%	20.6%	12/31/2017	1.20	0	0	1.00%	20.9%	12/31/2017	1.20	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.89	0	$0	0.50%	16.0%	12/31/2021	$1.91	0	$0	0.25%	16.3%	12/31/2021	$1.94	0	$0	0.00%	16.6%
12/31/2020	1.63	0	0	0.50%	17.6%	12/31/2020	1.64	0	0	0.25%	17.9%	12/31/2020	1.66	0	0	0.00%	18.2%
12/31/2019	1.38	0	0	0.50%	24.3%	12/31/2019	1.40	0	0	0.25%	24.6%	12/31/2019	1.41	0	0	0.00%	24.9%
12/31/2018	1.11	0	0	0.50%	-7.7%	12/31/2018	1.12	0	0	0.25%	-7.4%	12/31/2018	1.13	0	0	0.00%	-7.2%
12/31/2017	1.21	0	0	0.50%	21.5%	12/31/2017	1.21	0	0	0.25%	21.8%	12/31/2017	1.21	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.2%
2019	2.4%
2018	2.3%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2045 Fund I Class - 06-FGM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,484,660	$21,003,823	1,376,873
Receivables: investments sold	15,039
Payables: investments purchased	-
Net assets	$25,499,699

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,499,699	13,780,813	$1.85
Band 100	-	-	1.87
Band 75	-	-	1.90
Band 50	-	-	1.92
Band 25	-	-	1.95
Band 0	-	-	1.97
Total	$25,499,699	13,780,813

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$264,099
Mortality & expense charges			(325,648)
Net investment income (loss)			(61,549)

Gain (loss) on investments:
Net realized gain (loss)			1,608,457
Realized gain distributions			831,136
Net change in unrealized appreciation (depreciation)			1,217,520
Net gain (loss)			3,657,113

Increase (decrease) in net assets from operations			$3,595,564

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(61,549)	$(24,900)
Net realized gain (loss)		1,608,457	18,509
Realized gain distributions		831,136	411,106
Net change in unrealized appreciation (depreciation)		1,217,520	2,615,980

Increase (decrease) in net assets from operations		3,595,564	3,020,695

Contract owner transactions:
Proceeds from units sold		7,182,860	8,041,403
Cost of units redeemed		(7,072,330)	(2,732,151)
Account charges		(18,351)	(10,484)
Increase (decrease)		92,179	5,298,768
Net increase (decrease)		3,687,743	8,319,463
Net assets, beginning		21,811,956	13,492,493
Net assets, ending		$25,499,699	$21,811,956

Units sold		4,106,117	5,853,146
Units redeemed		(3,995,343)	(2,097,737)
Net increase (decrease)		110,774	3,755,409
Units outstanding, beginning		13,670,039	9,914,630
Units outstanding, ending		13,780,813	13,670,039

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$28,681,382
Cost of units redeemed/account charges			(11,055,374)
Net investment income (loss)			68,406
Net realized gain (loss)			1,615,665
Realized gain distributions			1,708,783
Net change in unrealized appreciation (depreciation)			4,480,837
Net assets			$25,499,699

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	13,781	$25,500	1.25%	16.0%	12/31/2021	$1.87	0	$0	1.00%	16.3%	12/31/2021	$1.90	0	$0	0.75%	16.5%
12/31/2020	1.60	13,670	21,812	1.25%	17.2%	12/31/2020	1.61	0	0	1.00%	17.5%	12/31/2020	1.63	0	0	0.75%	17.8%
12/31/2019	1.36	9,915	13,492	1.25%	24.0%	12/31/2019	1.37	0	0	1.00%	24.3%	12/31/2019	1.38	0	0	0.75%	24.6%
12/31/2018	1.10	2,908	3,192	1.25%	-8.7%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.2%
12/31/2017	1.20	591	710	1.25%	21.0%	12/31/2017	1.21	0	0	1.00%	21.3%	12/31/2017	1.21	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.92	0	$0	0.50%	16.8%	12/31/2021	$1.95	0	$0	0.25%	17.1%	12/31/2021	$1.97	0	$0	0.00%	17.4%
12/31/2020	1.64	0	0	0.50%	18.1%	12/31/2020	1.66	0	0	0.25%	18.4%	12/31/2020	1.68	0	0	0.00%	18.7%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.2%	12/31/2019	1.41	0	0	0.00%	25.5%
12/31/2018	1.11	0	0	0.50%	-8.0%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.5%
12/31/2017	1.21	0	0	0.50%	21.9%	12/31/2017	1.21	0	0	0.25%	22.2%	12/31/2017	1.22	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.0%
2019	2.4%
2018	2.4%
2017	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2050 Fund I Class - 06-FGN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,418,201	$19,136,372	1,264,740
Receivables: investments sold	-
Payables: investments purchased	(45,792)
Net assets	$23,372,409

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,372,409	12,614,288	$1.85
Band 100	-	-	1.88
Band 75	-	-	1.90
Band 50	-	-	1.92
Band 25	-	-	1.95
Band 0	-	-	1.97
Total	$23,372,409	12,614,288

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$223,110
Mortality & expense charges			(280,769)
Net investment income (loss)			(57,659)

Gain (loss) on investments:
Net realized gain (loss)			898,030
Realized gain distributions			724,435
Net change in unrealized appreciation (depreciation)			1,580,272
Net gain (loss)			3,202,737

Increase (decrease) in net assets from operations			$3,145,078

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(57,659)	$(8,399)
Net realized gain (loss)		898,030	24,542
Realized gain distributions		724,435	342,248
Net change in unrealized appreciation (depreciation)		1,580,272	2,215,865

Increase (decrease) in net assets from operations		3,145,078	2,574,256

Contract owner transactions:
Proceeds from units sold		6,634,231	7,278,225
Cost of units redeemed		(5,111,684)	(2,106,702)
Account charges		(19,432)	(10,523)
Increase (decrease)		1,503,115	5,161,000
Net increase (decrease)		4,648,193	7,735,256
Net assets, beginning		18,724,216	10,988,960
Net assets, ending		$23,372,409	$18,724,216

Units sold		3,742,325	5,259,036
Units redeemed		(2,858,694)	(1,600,045)
Net increase (decrease)		883,631	3,658,991
Units outstanding, beginning		11,730,657	8,071,666
Units outstanding, ending		12,614,288	11,730,657

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$25,887,070
Cost of units redeemed/account charges			(9,251,369)
Net investment income (loss)			62,437
Net realized gain (loss)			900,969
Realized gain distributions			1,491,473
Net change in unrealized appreciation (depreciation)			4,281,829
Net assets			$23,372,409

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	12,614	$23,372	1.25%	16.1%	12/31/2021	$1.88	0	$0	1.00%	16.4%	12/31/2021	$1.90	0	$0	0.75%	16.7%
12/31/2020	1.60	11,731	18,724	1.25%	17.2%	12/31/2020	1.61	0	0	1.00%	17.5%	12/31/2020	1.63	0	0	0.75%	17.8%
12/31/2019	1.36	8,072	10,989	1.25%	24.0%	12/31/2019	1.37	0	0	1.00%	24.3%	12/31/2019	1.38	0	0	0.75%	24.6%
12/31/2018	1.10	3,009	3,303	1.25%	-8.7%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.2%
12/31/2017	1.20	462	555	1.25%	21.0%	12/31/2017	1.21	0	0	1.00%	21.3%	12/31/2017	1.21	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.92	0	$0	0.50%	17.0%	12/31/2021	$1.95	0	$0	0.25%	17.2%	12/31/2021	$1.97	0	$0	0.00%	17.5%
12/31/2020	1.65	0	0	0.50%	18.1%	12/31/2020	1.66	0	0	0.25%	18.4%	12/31/2020	1.68	0	0	0.00%	18.7%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.3%	12/31/2019	1.41	0	0	0.00%	25.6%
12/31/2018	1.11	0	0	0.50%	-8.0%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.5%
12/31/2017	1.21	0	0	0.50%	21.9%	12/31/2017	1.21	0	0	0.25%	22.2%	12/31/2017	1.22	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.0%
2019	2.3%
2018	2.6%
2017	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2055 Fund I Class - 06-FGP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,573,914	$10,511,501	672,645
Receivables: investments sold	4,552
Payables: investments purchased	-
Net assets	$12,578,466

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,578,466	6,790,098	$1.85
Band 100	-	-	1.88
Band 75	-	-	1.90
Band 50	-	-	1.92
Band 25	-	-	1.95
Band 0	-	-	1.97
Total	$12,578,466	6,790,098

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$139,645
Mortality & expense charges			(172,995)
Net investment income (loss)			(33,350)

Gain (loss) on investments:
Net realized gain (loss)			1,137,295
Realized gain distributions			427,149
Net change in unrealized appreciation (depreciation)			367,279
Net gain (loss)			1,931,723

Increase (decrease) in net assets from operations			$1,898,373

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(33,350)	$(2,186)
Net realized gain (loss)		1,137,295	13,323
Realized gain distributions		427,149	193,542
Net change in unrealized appreciation (depreciation)		367,279	1,334,244

Increase (decrease) in net assets from operations		1,898,373	1,538,923

Contract owner transactions:
Proceeds from units sold		4,336,511	5,165,475
Cost of units redeemed		(5,011,844)	(1,932,738)
Account charges		(15,039)	(7,779)
Increase (decrease)		(690,372)	3,224,958
Net increase (decrease)		1,208,001	4,763,881
Net assets, beginning		11,370,465	6,606,584
Net assets, ending		$12,578,466	$11,370,465

Units sold		2,452,331	3,703,310
Units redeemed		(2,789,036)	(1,430,075)
Net increase (decrease)		(336,705)	2,273,235
Units outstanding, beginning		7,126,803	4,853,568
Units outstanding, ending		6,790,098	7,126,803

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$16,223,645
Cost of units redeemed/account charges			(7,715,587)
Net investment income (loss)			34,050
Net realized gain (loss)			1,148,314
Realized gain distributions			825,631
Net change in unrealized appreciation (depreciation)			2,062,413
Net assets			$12,578,466

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	6,790	$12,578	1.25%	16.1%	12/31/2021	$1.88	0	$0	1.00%	16.4%	12/31/2021	$1.90	0	$0	0.75%	16.7%
12/31/2020	1.60	7,127	11,370	1.25%	17.2%	12/31/2020	1.61	0	0	1.00%	17.5%	12/31/2020	1.63	0	0	0.75%	17.8%
12/31/2019	1.36	4,854	6,607	1.25%	24.0%	12/31/2019	1.37	0	0	1.00%	24.3%	12/31/2019	1.38	0	0	0.75%	24.6%
12/31/2018	1.10	1,389	1,525	1.25%	-8.7%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.2%
12/31/2017	1.20	61	74	1.25%	21.1%	12/31/2017	1.21	0	0	1.00%	21.4%	12/31/2017	1.21	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.92	0	$0	0.50%	17.0%	12/31/2021	$1.95	0	$0	0.25%	17.3%	12/31/2021	$1.97	0	$0	0.00%	17.6%
12/31/2020	1.64	0	0	0.50%	18.1%	12/31/2020	1.66	0	0	0.25%	18.4%	12/31/2020	1.68	0	0	0.00%	18.7%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.2%	12/31/2019	1.41	0	0	0.00%	25.5%
12/31/2018	1.12	0	0	0.50%	-8.0%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.5%
12/31/2017	1.21	0	0	0.50%	22.0%	12/31/2017	1.21	0	0	0.25%	22.3%	12/31/2017	1.22	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.0%
2019	2.4%
2018	2.7%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2060 Fund I Class - 06-FGR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,080,648	$4,344,423	269,848
Receivables: investments sold	3,289
Payables: investments purchased	-
Net assets	$5,083,937

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,083,937	2,744,730	$1.85
Band 100	-	-	1.88
Band 75	-	-	1.90
Band 50	-	-	1.92
Band 25	-	-	1.95
Band 0	-	-	1.97
Total	$5,083,937	2,744,730

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$48,027
Mortality & expense charges			(55,619)
Net investment income (loss)			(7,592)

Gain (loss) on investments:
Net realized gain (loss)			202,852
Realized gain distributions			139,845
Net change in unrealized appreciation (depreciation)			261,403
Net gain (loss)			604,100

Increase (decrease) in net assets from operations			$596,508

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,592)	$4,248
Net realized gain (loss)		202,852	5,719
Realized gain distributions		139,845	40,438
Net change in unrealized appreciation (depreciation)		261,403	412,936

Increase (decrease) in net assets from operations		596,508	463,341

Contract owner transactions:
Proceeds from units sold		2,622,996	1,947,648
Cost of units redeemed		(1,344,968)	(368,805)
Account charges		(17,322)	(7,249)
Increase (decrease)		1,260,706	1,571,594
Net increase (decrease)		1,857,214	2,034,935
Net assets, beginning		3,226,723	1,191,788
Net assets, ending		$5,083,937	$3,226,723

Units sold		1,485,793	1,427,146
Units redeemed		(763,438)	(281,099)
Net increase (decrease)		722,355	1,146,047
Units outstanding, beginning		2,022,375	876,328
Units outstanding, ending		2,744,730	2,022,375

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,833,136
Cost of units redeemed/account charges			(1,909,603)
Net investment income (loss)			8,143
Net realized gain (loss)			210,268
Realized gain distributions			205,768
Net change in unrealized appreciation (depreciation)			736,225
Net assets			$5,083,937

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	2,745	$5,084	1.25%	16.1%	12/31/2021	$1.88	0	$0	1.00%	16.4%	12/31/2021	$1.90	0	$0	0.75%	16.7%
12/31/2020	1.60	2,022	3,227	1.25%	17.3%	12/31/2020	1.61	0	0	1.00%	17.6%	12/31/2020	1.63	0	0	0.75%	17.9%
12/31/2019	1.36	876	1,192	1.25%	23.9%	12/31/2019	1.37	0	0	1.00%	24.2%	12/31/2019	1.38	0	0	0.75%	24.5%
12/31/2018	1.10	148	163	1.25%	-8.6%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.1%
12/31/2017	1.20	1	1	1.25%	21.0%	12/31/2017	1.20	0	0	1.00%	21.3%	12/31/2017	1.21	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.92	0	$0	0.50%	17.0%	12/31/2021	$1.95	0	$0	0.25%	17.3%	12/31/2021	$1.97	0	$0	0.00%	17.6%
12/31/2020	1.64	0	0	0.50%	18.2%	12/31/2020	1.66	0	0	0.25%	18.5%	12/31/2020	1.68	0	0	0.00%	18.8%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.2%	12/31/2019	1.41	0	0	0.00%	25.5%
12/31/2018	1.11	0	0	0.50%	-7.9%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.4%
12/31/2017	1.21	0	0	0.50%	21.9%	12/31/2017	1.21	0	0	0.25%	22.2%	12/31/2017	1.22	0	0	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.2%
2019	2.4%
2018	2.7%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Financial Services Fund I Class - 06-GPC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$69,350	$67,754	1,929
Receivables: investments sold	105
Payables: investments purchased	-
Net assets	$69,455

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,455	42,294	$1.64
Band 100	-	-	1.66
Band 75	-	-	1.68
Band 50	-	-	1.69
Band 25	-	-	1.71
Band 0	-	-	1.73
Total	$69,455	42,294

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$853
Mortality & expense charges			(788)
Net investment income (loss)			65

Gain (loss) on investments:
Net realized gain (loss)			5,471
Realized gain distributions			1,168
Net change in unrealized appreciation (depreciation)			1,382
Net gain (loss)			8,021

Increase (decrease) in net assets from operations			$8,086

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$65	$19
Net realized gain (loss)		5,471	(2)
Realized gain distributions		1,168	204
Net change in unrealized appreciation (depreciation)		1,382	176

Increase (decrease) in net assets from operations		8,086	397

Contract owner transactions:
Proceeds from units sold		110,794	1,457
Cost of units redeemed		(52,076)	-
Account charges		(6)	-
Increase (decrease)		58,712	1,457
Net increase (decrease)		66,798	1,854
Net assets, beginning		2,657	803
Net assets, ending		$69,455	$2,657

Units sold		72,653	1,510
Units redeemed		(32,564)	-
Net increase (decrease)		40,089	1,510
Units outstanding, beginning		2,205	695
Units outstanding, ending		42,294	2,205

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$112,992
Cost of units redeemed/account charges			(52,082)
Net investment income (loss)			93
Net realized gain (loss)			5,469
Realized gain distributions			1,387
Net change in unrealized appreciation (depreciation)			1,596
Net assets			$69,455

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	42	$69	1.25%	36.3%	12/31/2021	$1.66	0	$0	1.00%	36.6%	12/31/2021	$1.68	0	$0	0.75%	37.0%
12/31/2020	1.20	2	3	1.25%	4.3%	12/31/2020	1.21	0	0	1.00%	4.5%	12/31/2020	1.22	0	0	0.75%	4.8%
12/31/2019	1.16	1	1	1.25%	28.3%	12/31/2019	1.16	0	0	1.00%	28.6%	12/31/2019	1.17	0	0	0.75%	28.9%
12/31/2018	0.90	0	0	1.25%	-10.9%	12/31/2018	0.90	0	0	1.00%	-10.7%	12/31/2018	0.91	0	0	0.75%	-10.5%
12/31/2017	1.01	0	0	1.25%	1.1%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.69	0	$0	0.50%	37.3%	12/31/2021	$1.71	0	$0	0.25%	37.7%	12/31/2021	$1.73	0	$0	0.00%	38.0%
12/31/2020	1.23	0	0	0.50%	5.0%	12/31/2020	1.24	0	0	0.25%	5.3%	12/31/2020	1.25	0	0	0.00%	5.6%
12/31/2019	1.17	0	0	0.50%	29.3%	12/31/2019	1.18	0	0	0.25%	29.6%	12/31/2019	1.19	0	0	0.00%	29.9%
12/31/2018	0.91	0	0	0.50%	-10.3%	12/31/2018	0.91	0	0	0.25%	-10.0%	12/31/2018	0.91	0	0	0.00%	-9.8%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	2.2%
2019	2.7%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Real Estate Fund I Class - 06-GFP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(255)
Net investment income (loss)			(255)

Gain (loss) on investments:
Net realized gain (loss)			(68,531)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			78,379
Net gain (loss)			9,848

Increase (decrease) in net assets from operations			$9,593

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(255)	$1,831
Net realized gain (loss)		(68,531)	(19,824)
Realized gain distributions		-	42,588
Net change in unrealized appreciation (depreciation)		78,379	(54,440)

Increase (decrease) in net assets from operations		9,593	(29,845)

Contract owner transactions:
Proceeds from units sold		1,131	13,194
Cost of units redeemed		(166,990)	(66,581)
Account charges		-	(411)
Increase (decrease)		(165,859)	(53,798)
Net increase (decrease)		(156,266)	(83,643)
Net assets, beginning		156,266	239,909
Net assets, ending		$-	$156,266

Units sold		1,138	14,097
Units redeemed		(159,894)	(68,886)
Net increase (decrease)		(158,756)	(54,789)
Units outstanding, beginning		158,756	213,545
Units outstanding, ending		-	158,756

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$954,040
Cost of units redeemed/account charges			(949,943)
Net investment income (loss)			11,303
Net realized gain (loss)			(95,201)
Realized gain distributions			79,801
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	1.25%	45.7%	12/31/2021	$1.45	0	$0	1.00%	46.1%	12/31/2021	$1.47	0	$0	0.75%	46.4%
12/31/2020	0.98	159	156	1.25%	-12.4%	12/31/2020	0.99	0	0	1.00%	-12.2%	12/31/2020	1.00	0	0	0.75%	-11.9%
12/31/2019	1.12	214	240	1.25%	21.1%	12/31/2019	1.13	0	0	1.00%	21.4%	12/31/2019	1.14	0	0	0.75%	21.7%
12/31/2018	0.93	140	130	1.25%	-10.0%	12/31/2018	0.93	0	0	1.00%	-9.7%	12/31/2018	0.93	0	0	0.75%	-9.5%
12/31/2017	1.03	373	385	1.25%	3.0%	12/31/2017	1.03	0	0	1.00%	3.1%	12/31/2017	1.03	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	0.50%	46.8%	12/31/2021	$1.50	0	$0	0.25%	47.2%	12/31/2021	$1.52	0	$0	0.00%	47.5%
12/31/2020	1.01	0	0	0.50%	-11.7%	12/31/2020	1.02	0	0	0.25%	-11.5%	12/31/2020	1.03	0	0	0.00%	-11.3%
12/31/2019	1.14	0	0	0.50%	22.1%	12/31/2019	1.15	0	0	0.25%	22.4%	12/31/2019	1.16	0	0	0.00%	22.7%
12/31/2018	0.94	0	0	0.50%	-9.3%	12/31/2018	0.94	0	0	0.25%	-9.0%	12/31/2018	0.94	0	0	0.00%	-8.8%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.5%	12/31/2017	1.04	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.9%
2019	2.9%
2018	2.7%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2005 Fund I Class - 06-GCN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$439,802	$412,351	33,772
Receivables: investments sold	248
Payables: investments purchased	-
Net assets	$440,050

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$440,050	331,185	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$440,050	331,185

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,052
Mortality & expense charges			(5,293)
Net investment income (loss)			3,759

Gain (loss) on investments:
Net realized gain (loss)			18,209
Realized gain distributions			16,040
Net change in unrealized appreciation (depreciation)			(8,482)
Net gain (loss)			25,767

Increase (decrease) in net assets from operations			$29,526

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,759	$3,537
Net realized gain (loss)		18,209	(9,084)
Realized gain distributions		16,040	11,977
Net change in unrealized appreciation (depreciation)		(8,482)	32,582

Increase (decrease) in net assets from operations		29,526	39,012

Contract owner transactions:
Proceeds from units sold		209,287	354,512
Cost of units redeemed		(209,604)	(257,384)
Account charges		(291)	(34)
Increase (decrease)		(608)	97,094
Net increase (decrease)		28,918	136,106
Net assets, beginning		411,132	275,026
Net assets, ending		$440,050	$411,132

Units sold		164,002	324,224
Units redeemed		(163,378)	(237,177)
Net increase (decrease)		624	87,047
Units outstanding, beginning		330,561	243,514
Units outstanding, ending		331,185	330,561

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$847,089
Cost of units redeemed/account charges			(489,326)
Net investment income (loss)			12,901
Net realized gain (loss)			9,341
Realized gain distributions			32,594
Net change in unrealized appreciation (depreciation)			27,451
Net assets			$440,050

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	331	$440	1.25%	6.8%	12/31/2021	$1.34	0	$0	1.00%	7.1%	12/31/2021	$1.36	0	$0	0.75%	7.4%
12/31/2020	1.24	331	411	1.25%	10.1%	12/31/2020	1.25	0	0	1.00%	10.4%	12/31/2020	1.27	0	0	0.75%	10.7%
12/31/2019	1.13	244	275	1.25%	13.7%	12/31/2019	1.14	0	0	1.00%	14.0%	12/31/2019	1.14	0	0	0.75%	14.3%
12/31/2018	0.99	65	65	1.25%	-4.3%	12/31/2018	1.00	0	0	1.00%	-4.1%	12/31/2018	1.00	0	0	0.75%	-3.8%
12/31/2017	1.04	74	77	1.25%	3.8%	12/31/2017	1.04	0	0	1.00%	3.9%	12/31/2017	1.04	0	0	0.75%	4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	0.50%	7.6%	12/31/2021	$1.39	0	$0	0.25%	7.9%	12/31/2021	$1.41	0	$0	0.00%	8.2%
12/31/2020	1.28	0	0	0.50%	11.0%	12/31/2020	1.29	0	0	0.25%	11.2%	12/31/2020	1.30	0	0	0.00%	11.5%
12/31/2019	1.15	0	0	0.50%	14.6%	12/31/2019	1.16	0	0	0.25%	14.9%	12/31/2019	1.17	0	0	0.00%	15.2%
12/31/2018	1.00	0	0	0.50%	-3.6%	12/31/2018	1.01	0	0	0.25%	-3.4%	12/31/2018	1.01	0	0	0.00%	-3.1%
12/31/2017	1.04	0	0	0.50%	4.2%	12/31/2017	1.04	0	0	0.25%	4.3%	12/31/2017	1.04	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	2.3%
2019	3.4%
2018	1.9%
2017	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2010 Fund I Class - 06-GCP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$737,576	$729,234	54,777
Receivables: investments sold	274
Payables: investments purchased	-
Net assets	$737,850

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$737,850	542,874	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$737,850	542,874

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,823
Mortality & expense charges			(8,329)
Net investment income (loss)			5,494

Gain (loss) on investments:
Net realized gain (loss)			32,778
Realized gain distributions			28,588
Net change in unrealized appreciation (depreciation)			(19,230)
Net gain (loss)			42,136

Increase (decrease) in net assets from operations			$47,630

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,494	$2,048
Net realized gain (loss)		32,778	20,510
Realized gain distributions		28,588	11,932
Net change in unrealized appreciation (depreciation)		(19,230)	12,450

Increase (decrease) in net assets from operations		47,630	46,940

Contract owner transactions:
Proceeds from units sold		895,424	340,567
Cost of units redeemed		(642,669)	(168,781)
Account charges		(447)	(121)
Increase (decrease)		252,308	171,665
Net increase (decrease)		299,938	218,605
Net assets, beginning		437,912	219,307
Net assets, ending		$737,850	$437,912

Units sold		680,172	295,472
Units redeemed		(484,035)	(140,897)
Net increase (decrease)		196,137	154,575
Units outstanding, beginning		346,737	192,162
Units outstanding, ending		542,874	346,737

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,643,865
Cost of units redeemed/account charges			(2,037,948)
Net investment income (loss)			12,121
Net realized gain (loss)			65,116
Realized gain distributions			46,354
Net change in unrealized appreciation (depreciation)			8,342
Net assets			$737,850

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	543	$738	1.25%	7.6%	12/31/2021	$1.37	0	$0	1.00%	7.9%	12/31/2021	$1.39	0	$0	0.75%	8.2%
12/31/2020	1.26	347	438	1.25%	10.7%	12/31/2020	1.27	0	0	1.00%	10.9%	12/31/2020	1.29	0	0	0.75%	11.2%
12/31/2019	1.14	192	219	1.25%	14.9%	12/31/2019	1.15	0	0	1.00%	15.2%	12/31/2019	1.16	0	0	0.75%	15.4%
12/31/2018	0.99	1,269	1,261	1.25%	-4.8%	12/31/2018	1.00	0	0	1.00%	-4.5%	12/31/2018	1.00	0	0	0.75%	-4.3%
12/31/2017	1.04	107	112	1.25%	4.3%	12/31/2017	1.04	0	0	1.00%	4.5%	12/31/2017	1.05	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	8.4%	12/31/2021	$1.42	0	$0	0.25%	8.7%	12/31/2021	$1.44	0	$0	0.00%	9.0%
12/31/2020	1.30	0	0	0.50%	11.5%	12/31/2020	1.31	0	0	0.25%	11.8%	12/31/2020	1.32	0	0	0.00%	12.1%
12/31/2019	1.16	0	0	0.50%	15.7%	12/31/2019	1.17	0	0	0.25%	16.0%	12/31/2019	1.18	0	0	0.00%	16.3%
12/31/2018	1.01	0	0	0.50%	-4.0%	12/31/2018	1.01	0	0	0.25%	-3.8%	12/31/2018	1.01	0	0	0.00%	-3.6%
12/31/2017	1.05	0	0	0.50%	4.7%	12/31/2017	1.05	0	0	0.25%	4.9%	12/31/2017	1.05	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	2.3%
2019	0.6%
2018	0.4%
2017	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price New America Growth Fund I Class - 06-3CY (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.04
Band 100	-	-	2.05
Band 75	-	-	2.07
Band 50	-	-	2.09
Band 25	-	-	2.11
Band 0	-	-	2.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.04	0	$0	1.25%	19.5%	12/31/2021	$2.05	0	$0	1.00%	19.8%	12/31/2021	$2.07	0	$0	0.75%	20.1%
12/31/2020	1.70	0	0	1.25%	43.1%	12/31/2020	1.72	0	0	1.00%	43.5%	12/31/2020	1.73	0	0	0.75%	43.8%
12/31/2019	1.19	0	0	1.25%	33.5%	12/31/2019	1.20	0	0	1.00%	33.8%	12/31/2019	1.20	0	0	0.75%	34.2%
12/31/2018	0.89	0	0	1.25%	-10.8%	12/31/2018	0.89	0	0	1.00%	-10.7%	12/31/2018	0.89	0	0	0.75%	-10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.09	0	$0	0.50%	20.4%	12/31/2021	$2.11	0	$0	0.25%	20.7%	12/31/2021	$2.13	0	$0	0.00%	21.0%
12/31/2020	1.74	0	0	0.50%	44.2%	12/31/2020	1.75	0	0	0.25%	44.5%	12/31/2020	1.76	0	0	0.00%	44.9%
12/31/2019	1.20	0	0	0.50%	34.5%	12/31/2019	1.21	0	0	0.25%	34.8%	12/31/2019	1.21	0	0	0.00%	35.2%
12/31/2018	0.90	0	0	0.50%	-10.4%	12/31/2018	0.90	0	0	0.25%	-10.3%	12/31/2018	0.90	0	0	0.00%	-10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Dividend Growth Fund I Class - 06-3W9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$347,869	$257,257	4,663
Receivables: investments sold	-
Payables: investments purchased	(2,542)
Net assets	$345,327

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$345,327	214,190	$1.61
Band 100	-	-	1.62
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.66
Band 0	-	-	1.67
Total	$345,327	214,190

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,911
Mortality & expense charges			(3,965)
Net investment income (loss)			(1,054)

Gain (loss) on investments:
Net realized gain (loss)			38,727
Realized gain distributions			4,166
Net change in unrealized appreciation (depreciation)			27,049
Net gain (loss)			69,942

Increase (decrease) in net assets from operations			$68,888

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,054)	$339
Net realized gain (loss)		38,727	5,905
Realized gain distributions		4,166	-
Net change in unrealized appreciation (depreciation)		27,049	63,563

Increase (decrease) in net assets from operations		68,888	69,807

Contract owner transactions:
Proceeds from units sold		29,276	523,659
Cost of units redeemed		(118,657)	(225,519)
Account charges		(1,396)	(731)
Increase (decrease)		(90,777)	297,409
Net increase (decrease)		(21,889)	367,216
Net assets, beginning		367,216	-
Net assets, ending		$345,327	$367,216

Units sold		20,319	479,539
Units redeemed		(90,008)	(195,660)
Net increase (decrease)		(69,689)	283,879
Units outstanding, beginning		283,879	-
Units outstanding, ending		214,190	283,879

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$552,935
Cost of units redeemed/account charges			(346,303)
Net investment income (loss)			(715)
Net realized gain (loss)			44,632
Realized gain distributions			4,166
Net change in unrealized appreciation (depreciation)			90,612
Net assets			$345,327

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	214	$345	1.25%	24.6%	12/31/2021	$1.62	0	$0	1.00%	24.9%	12/31/2021	$1.63	0	$0	0.75%	25.3%
12/31/2020	1.29	284	367	1.25%	12.7%	12/31/2020	1.30	0	0	1.00%	12.9%	12/31/2020	1.31	0	0	0.75%	13.2%
12/31/2019	1.15	0	0	1.25%	14.8%	12/31/2019	1.15	0	0	1.00%	15.0%	12/31/2019	1.15	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	0	$0	0.50%	25.6%	12/31/2021	$1.66	0	$0	0.25%	25.9%	12/31/2021	$1.67	0	$0	0.00%	26.2%
12/31/2020	1.31	0	0	0.50%	13.5%	12/31/2020	1.32	0	0	0.25%	13.8%	12/31/2020	1.32	0	0	0.00%	14.1%
12/31/2019	1.15	0	0	0.50%	15.5%	12/31/2019	1.16	0	0	0.25%	15.7%	12/31/2019	1.16	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	1.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowe Price Global Alloc Adv Advisor Class - 06-47X (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	1.25%	7.5%	12/31/2021	$1.30	0	$0	1.00%	7.8%	12/31/2021	$1.31	0	$0	0.75%	8.0%
12/31/2020	1.20	0	0	1.25%	13.0%	12/31/2020	1.20	0	0	1.00%	13.3%	12/31/2020	1.21	0	0	0.75%	13.6%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	0	$0	0.50%	8.3%	12/31/2021	$1.32	0	$0	0.25%	8.6%	12/31/2021	$1.33	0	$0	0.00%	8.9%
12/31/2020	1.21	0	0	0.50%	13.9%	12/31/2020	1.22	0	0	0.25%	14.2%	12/31/2020	1.22	0	0	0.00%	14.4%
12/31/2019	1.06	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Overseas Stock Fund I Class - 06-3RR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,305	$40,551	1,648
Receivables: investments sold	-
Payables: investments purchased	(19,435)
Net assets	$21,870

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,870	15,728	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$21,870	15,728

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$761
Mortality & expense charges			(953)
Net investment income (loss)			(192)

Gain (loss) on investments:
Net realized gain (loss)			1,564
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			754
Net gain (loss)			2,318

Increase (decrease) in net assets from operations			$2,126

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(192)	$-
Net realized gain (loss)		1,564	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		754	-

Increase (decrease) in net assets from operations		2,126	-

Contract owner transactions:
Proceeds from units sold		145,273	-
Cost of units redeemed		(125,529)	-
Account charges		-	-
Increase (decrease)		19,744	-
Net increase (decrease)		21,870	-
Net assets, beginning		-	-
Net assets, ending		$21,870	$-

Units sold		107,945	-
Units redeemed		(92,217)	-
Net increase (decrease)		15,728	-
Units outstanding, beginning		-	-
Units outstanding, ending		15,728	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$145,273
Cost of units redeemed/account charges			(125,529)
Net investment income (loss)			(192)
Net realized gain (loss)			1,564
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			754
Net assets			$21,870

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	16	$22	1.25%	11.0%	12/31/2021	$1.40	0	$0	1.00%	11.3%	12/31/2021	$1.41	0	$0	0.75%	11.6%
12/31/2020	1.25	0	0	1.25%	8.0%	12/31/2020	1.26	0	0	1.00%	8.2%	12/31/2020	1.26	0	0	0.75%	8.5%
12/31/2019	1.16	0	0	1.25%	16.0%	12/31/2019	1.16	0	0	1.00%	16.3%	12/31/2019	1.17	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	0.50%	11.9%	12/31/2021	$1.43	0	$0	0.25%	12.1%	12/31/2021	$1.44	0	$0	0.00%	12.4%
12/31/2020	1.27	0	0	0.50%	8.8%	12/31/2020	1.28	0	0	0.25%	9.0%	12/31/2020	1.28	0	0	0.00%	9.3%
12/31/2019	1.17	0	0	0.50%	16.8%	12/31/2019	1.17	0	0	0.25%	17.1%	12/31/2019	1.17	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	7.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price New Horizons Fund IS Class - 06-3XK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$544	$627	7
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$544

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$544	289	$1.88
Band 100	-	-	1.89
Band 75	-	-	1.91
Band 50	-	-	1.92
Band 25	-	-	1.93
Band 0	-	-	1.94
Total	$544	289

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			74
Net change in unrealized appreciation (depreciation)			(83)
Net gain (loss)			(6)

Increase (decrease) in net assets from operations			$(6)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		3	-
Realized gain distributions		74	-
Net change in unrealized appreciation (depreciation)		(83)	-

Increase (decrease) in net assets from operations		(6)	-

Contract owner transactions:
Proceeds from units sold		629	8
Cost of units redeemed		(86)	-
Account charges		(1)	-
Increase (decrease)		542	8
Net increase (decrease)		536	8
Net assets, beginning		8	-
Net assets, ending		$544	$8

Units sold		332	5
Units redeemed		(48)	-
Net increase (decrease)		284	5
Units outstanding, beginning		5	-
Units outstanding, ending		289	5

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$637
Cost of units redeemed/account charges			(87)
Net investment income (loss)			-
Net realized gain (loss)			3
Realized gain distributions			74
Net change in unrealized appreciation (depreciation)			(83)
Net assets			$544

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	0	$1	1.25%	8.5%	12/31/2021	$1.89	0	$0	1.00%	8.7%	12/31/2021	$1.91	0	$0	0.75%	9.0%
12/31/2020	1.74	0	0	1.25%	56.0%	12/31/2020	1.74	0	0	1.00%	56.3%	12/31/2020	1.75	0	0	0.75%	56.7%
12/31/2019	1.11	0	0	1.25%	11.3%	12/31/2019	1.11	0	0	1.00%	11.4%	12/31/2019	1.12	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.92	0	$0	0.50%	9.3%	12/31/2021	$1.93	0	$0	0.25%	9.5%	12/31/2021	$1.94	0	$0	0.00%	9.8%
12/31/2020	1.76	0	0	0.50%	57.1%	12/31/2020	1.76	0	0	0.25%	57.5%	12/31/2020	1.77	0	0	0.00%	57.9%
12/31/2019	1.12	0	0	0.50%	11.8%	12/31/2019	1.12	0	0	0.25%	11.9%	12/31/2019	1.12	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowe Price Global Alloc I Class - 06-47W

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$124,462	$127,418	8,000
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$124,494

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$124,494	95,545	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$124,494	95,545

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,259
Mortality & expense charges			(1,380)
Net investment income (loss)			(121)

Gain (loss) on investments:
Net realized gain (loss)			2,129
Realized gain distributions			7,556
Net change in unrealized appreciation (depreciation)			(4,268)
Net gain (loss)			5,417

Increase (decrease) in net assets from operations			$5,296

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(121)	$97
Net realized gain (loss)		2,129	1
Realized gain distributions		7,556	22
Net change in unrealized appreciation (depreciation)		(4,268)	1,312

Increase (decrease) in net assets from operations		5,296	1,432

Contract owner transactions:
Proceeds from units sold		261,480	15,795
Cost of units redeemed		(159,509)	-
Account charges		-	-
Increase (decrease)		101,971	15,795
Net increase (decrease)		107,267	17,227
Net assets, beginning		17,227	-
Net assets, ending		$124,494	$17,227

Units sold		209,834	14,271
Units redeemed		(128,560)	-
Net increase (decrease)		81,274	14,271
Units outstanding, beginning		14,271	-
Units outstanding, ending		95,545	14,271

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$277,275
Cost of units redeemed/account charges			(159,509)
Net investment income (loss)			(24)
Net realized gain (loss)			2,130
Realized gain distributions			7,578
Net change in unrealized appreciation (depreciation)			(2,956)
Net assets			$124,494

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	96	$124	1.25%	7.9%	12/31/2021	$1.31	0	$0	1.00%	8.2%	12/31/2021	$1.32	0	$0	0.75%	8.5%
12/31/2020	1.21	14	17	1.25%	13.5%	12/31/2020	1.21	0	0	1.00%	13.8%	12/31/2020	1.22	0	0	0.75%	14.0%
12/31/2019	1.06	0	0	1.25%	6.4%	12/31/2019	1.06	0	0	1.00%	6.5%	12/31/2019	1.07	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	8.8%	12/31/2021	$1.33	0	$0	0.25%	9.0%	12/31/2021	$1.34	0	$0	0.00%	9.3%
12/31/2020	1.22	0	0	0.50%	14.3%	12/31/2020	1.22	0	0	0.25%	14.6%	12/31/2020	1.23	0	0	0.00%	14.9%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.7%	12/31/2019	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	1.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Blue Chip Growth Fund R Class - 06-720

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,903,531	$13,968,907	114,577
Receivables: investments sold	-
Payables: investments purchased	(11,971)
Net assets	$18,891,560

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,299,325	2,797,684	$6.54
Band 100	592,235	86,497	6.85
Band 75	-	-	7.17
Band 50	-	-	7.50
Band 25	-	-	7.85
Band 0	-	-	8.22
Total	$18,891,560	2,884,181

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(237,816)
Net investment income (loss)			(237,816)

Gain (loss) on investments:
Net realized gain (loss)			2,167,478
Realized gain distributions			1,668,391
Net change in unrealized appreciation (depreciation)			(751,538)
Net gain (loss)			3,084,331

Increase (decrease) in net assets from operations			$2,846,515

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(237,816)	$(181,466)
Net realized gain (loss)		2,167,478	705,700
Realized gain distributions		1,668,391	220,414
Net change in unrealized appreciation (depreciation)		(751,538)	3,432,327

Increase (decrease) in net assets from operations		2,846,515	4,176,975

Contract owner transactions:
Proceeds from units sold		4,965,055	4,154,801
Cost of units redeemed		(6,326,211)	(3,850,888)
Account charges		(8,257)	(7,555)
Increase (decrease)		(1,369,413)	296,358
Net increase (decrease)		1,477,102	4,473,333
Net assets, beginning		17,414,458	12,941,125
Net assets, ending		$18,891,560	$17,414,458

Units sold		826,735	889,947
Units redeemed		(1,016,403)	(839,081)
Net increase (decrease)		(189,668)	50,866
Units outstanding, beginning		3,073,849	3,022,983
Units outstanding, ending		2,884,181	3,073,849

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$75,621,572
Cost of units redeemed/account charges			(82,651,036)
Net investment income (loss)			(2,024,850)
Net realized gain (loss)			18,834,630
Realized gain distributions			4,176,620
Net change in unrealized appreciation (depreciation)			4,934,624
Net assets			$18,891,560

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.54	2,798	$18,299	1.25%	15.6%	12/31/2021	$6.85	86	$592	1.00%	15.9%	12/31/2021	$7.17	0	$0	0.75%	16.2%
12/31/2020	5.66	2,972	16,810	1.25%	32.4%	12/31/2020	5.91	102	605	1.00%	32.7%	12/31/2020	6.17	0	0	0.75%	33.0%
12/31/2019	4.27	2,905	12,416	1.25%	27.7%	12/31/2019	4.45	118	525	1.00%	28.0%	12/31/2019	4.64	0	0	0.75%	28.3%
12/31/2018	3.35	9,338	31,257	1.25%	0.2%	12/31/2018	3.48	149	517	1.00%	0.4%	12/31/2018	3.61	0	0	0.75%	0.7%
12/31/2017	3.34	8,604	28,743	1.25%	34.1%	12/31/2017	3.46	215	745	1.00%	34.5%	12/31/2017	3.59	0	0	0.75%	34.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.50	0	$0	0.50%	16.5%	12/31/2021	$7.85	0	$0	0.25%	16.8%	12/31/2021	$8.22	0	$0	0.00%	17.1%
12/31/2020	6.44	0	0	0.50%	33.4%	12/31/2020	6.73	0	0	0.25%	33.7%	12/31/2020	7.02	0	0	0.00%	34.0%
12/31/2019	4.83	0	0	0.50%	28.6%	12/31/2019	5.03	0	0	0.25%	29.0%	12/31/2019	5.24	0	0	0.00%	29.3%
12/31/2018	3.75	0	0	0.50%	1.0%	12/31/2018	3.90	0	0	0.25%	1.2%	12/31/2018	4.05	125	506	0.00%	1.5%
12/31/2017	3.72	0	0	0.50%	35.1%	12/31/2017	3.85	0	0	0.25%	35.5%	12/31/2017	3.99	113	452	0.00%	35.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Emerging Markets Stock Fund Inst Class - 06-4PK (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	1.25%	-11.5%	12/31/2021	$1.01	0	$0	1.00%	-11.3%	12/31/2021	$1.01	0	$0	0.75%	-11.0%
12/31/2020	1.13	0	0	1.25%	13.2%	12/31/2020	1.13	0	0	1.00%	13.3%	12/31/2020	1.13	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	-10.8%	12/31/2021	$1.01	0	$0	0.25%	-10.6%	12/31/2021	$1.02	0	$0	0.00%	-10.4%
12/31/2020	1.13	0	0	0.50%	13.4%	12/31/2020	1.13	0	0	0.25%	13.4%	12/31/2020	1.13	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Capital Appr I Class - 06-4GM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,686	$80,837	2,187
Receivables: investments sold	242
Payables: investments purchased	-
Net assets	$80,928

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,928	60,795	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.36
Total	$80,928	60,795

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$795
Mortality & expense charges			(574)
Net investment income (loss)			221

Gain (loss) on investments:
Net realized gain (loss)			18
Realized gain distributions			6,082
Net change in unrealized appreciation (depreciation)			(151)
Net gain (loss)			5,949

Increase (decrease) in net assets from operations			$6,170

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$221	$-
Net realized gain (loss)		18	-
Realized gain distributions		6,082	-
Net change in unrealized appreciation (depreciation)		(151)	-

Increase (decrease) in net assets from operations		6,170	-

Contract owner transactions:
Proceeds from units sold		74,758	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		74,758	-
Net increase (decrease)		80,928	-
Net assets, beginning		-	-
Net assets, ending		$80,928	$-

Units sold		60,795	-
Units redeemed		-	-
Net increase (decrease)		60,795	-
Units outstanding, beginning		-	-
Units outstanding, ending		60,795	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$74,758
Cost of units redeemed/account charges			-
Net investment income (loss)			221
Net realized gain (loss)			18
Realized gain distributions			6,082
Net change in unrealized appreciation (depreciation)			(151)
Net assets			$80,928

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	61	$81	1.25%	17.2%	12/31/2021	$1.34	0	$0	1.00%	17.5%	12/31/2021	$1.34	0	$0	0.75%	17.8%
12/31/2020	1.14	0	0	1.25%	13.6%	12/31/2020	1.14	0	0	1.00%	13.9%	12/31/2020	1.14	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	0.50%	18.1%	12/31/2021	$1.36	0	$0	0.25%	18.4%	12/31/2021	$1.36	0	$0	0.00%	18.7%
12/31/2020	1.14	0	0	0.50%	14.4%	12/31/2020	1.15	0	0	0.25%	14.7%	12/31/2020	1.15	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Comm Tech I Class - 06-4GN (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.57
Band 100	-	-	1.58
Band 75	-	-	1.59
Band 50	-	-	1.60
Band 25	-	-	1.60
Band 0	-	-	1.61
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	1.25%	8.4%	12/31/2021	$1.58	0	$0	1.00%	8.7%	12/31/2021	$1.59	0	$0	0.75%	9.0%
12/31/2020	1.45	0	0	1.25%	45.1%	12/31/2020	1.45	0	0	1.00%	45.5%	12/31/2020	1.46	0	0	0.75%	45.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	0	$0	0.50%	9.2%	12/31/2021	$1.60	0	$0	0.25%	9.5%	12/31/2021	$1.61	0	$0	0.00%	9.8%
12/31/2020	1.46	0	0	0.50%	46.2%	12/31/2020	1.47	0	0	0.25%	46.5%	12/31/2020	1.47	0	0	0.00%	46.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Global Tech I Class - 06-4GP (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.75
Band 100	-	-	1.76
Band 75	-	-	1.77
Band 50	-	-	1.78
Band 25	-	-	1.79
Band 0	-	-	1.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	0	$0	1.25%	8.8%	12/31/2021	$1.76	0	$0	1.00%	9.0%	12/31/2021	$1.77	0	$0	0.75%	9.3%
12/31/2020	1.61	0	0	1.25%	61.3%	12/31/2020	1.62	0	0	1.00%	61.7%	12/31/2020	1.62	0	0	0.75%	62.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	0	$0	0.50%	9.6%	12/31/2021	$1.79	0	$0	0.25%	9.9%	12/31/2021	$1.80	0	$0	0.00%	10.1%
12/31/2020	1.62	0	0	0.50%	62.4%	12/31/2020	1.63	0	0	0.25%	62.8%	12/31/2020	1.63	0	0	0.00%	63.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Health Science I Class - 06-4GC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$286,717	$275,240	2,790
Receivables: investments sold	3,650
Payables: investments purchased	-
Net assets	$290,367

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$290,367	204,661	$1.42
Band 100	-	-	1.43
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.45
Total	$290,367	204,661

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,218)
Net investment income (loss)			(3,218)

Gain (loss) on investments:
Net realized gain (loss)			2,880
Realized gain distributions			20,096
Net change in unrealized appreciation (depreciation)			7,229
Net gain (loss)			30,205

Increase (decrease) in net assets from operations			$26,987

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,218)	$(347)
Net realized gain (loss)		2,880	19
Realized gain distributions		20,096	9,971
Net change in unrealized appreciation (depreciation)		7,229	4,248

Increase (decrease) in net assets from operations		26,987	13,891

Contract owner transactions:
Proceeds from units sold		68,113	345,518
Cost of units redeemed		(41,190)	(122,221)
Account charges		(731)	-
Increase (decrease)		26,192	223,297
Net increase (decrease)		53,179	237,188
Net assets, beginning		237,188	-
Net assets, ending		$290,367	$237,188

Units sold		49,490	296,658
Units redeemed		(32,050)	(109,437)
Net increase (decrease)		17,440	187,221
Units outstanding, beginning		187,221	-
Units outstanding, ending		204,661	187,221

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$413,631
Cost of units redeemed/account charges			(164,142)
Net investment income (loss)			(3,565)
Net realized gain (loss)			2,899
Realized gain distributions			30,067
Net change in unrealized appreciation (depreciation)			11,477
Net assets			$290,367

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	205	$290	1.25%	12.0%	12/31/2021	$1.43	0	$0	1.00%	12.3%	12/31/2021	$1.43	0	$0	0.75%	12.5%
12/31/2020	1.27	187	237	1.25%	26.7%	12/31/2020	1.27	0	0	1.00%	27.0%	12/31/2020	1.27	0	0	0.75%	27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	12.8%	12/31/2021	$1.45	0	$0	0.25%	13.1%	12/31/2021	$1.45	0	$0	0.00%	13.4%
12/31/2020	1.28	0	0	0.50%	27.6%	12/31/2020	1.28	0	0	0.25%	27.9%	12/31/2020	1.28	0	0	0.00%	28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price New Era I Class - 06-4GR (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	1.25%	24.0%	12/31/2021	$1.23	0	$0	1.00%	24.3%	12/31/2021	$1.23	0	$0	0.75%	24.6%
12/31/2020	0.99	0	0	1.25%	-1.4%	12/31/2020	0.99	0	0	1.00%	-1.2%	12/31/2020	0.99	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	0.50%	24.9%	12/31/2021	$1.25	0	$0	0.25%	25.2%	12/31/2021	$1.25	0	$0	0.00%	25.5%
12/31/2020	0.99	0	0	0.50%	-0.7%	12/31/2020	1.00	0	0	0.25%	-0.5%	12/31/2020	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Small Cap Stck I Class - 06-4GT (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	1.25%	15.8%	12/31/2021	$1.41	0	$0	1.00%	16.1%	12/31/2021	$1.42	0	$0	0.75%	16.4%
12/31/2020	1.21	0	0	1.25%	21.3%	12/31/2020	1.22	0	0	1.00%	21.6%	12/31/2020	1.22	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	0	$0	0.50%	16.7%	12/31/2021	$1.43	0	$0	0.25%	17.0%	12/31/2021	$1.44	0	$0	0.00%	17.3%
12/31/2020	1.22	0	0	0.50%	22.1%	12/31/2020	1.22	0	0	0.25%	22.4%	12/31/2020	1.23	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Spec Mod Gr I Inst Class - 06-4MP (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.48
Band 100	-	-	1.49
Band 75	-	-	1.50
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /15 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	0	$0	1.25%	12.8%	12/31/2021	$1.49	0	$0	1.00%	13.1%	12/31/2021	$1.50	0	$0	0.75%	13.4%
12/31/2020	1.31	0	0	1.25%	31.5%	12/31/2020	1.32	0	0	1.00%	31.7%	12/31/2020	1.32	0	0	0.75%	31.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	13.7%	12/31/2021	$1.51	0	$0	0.25%	14.0%	12/31/2021	$1.51	0	$0	0.00%	14.3%
12/31/2020	1.32	0	0	0.50%	32.1%	12/31/2020	1.32	0	0	0.25%	32.3%	12/31/2020	1.32	0	0	0.00%	32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Value I Class - 06-4GV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,932,112	$4,919,299	104,064
Receivables: investments sold	30,732
Payables: investments purchased	-
Net assets	$4,962,844

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,962,844	3,599,151	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.41
Total	$4,962,844	3,599,151

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,264
Mortality & expense charges			(9,691)
Net investment income (loss)			3,573

Gain (loss) on investments:
Net realized gain (loss)			10,390
Realized gain distributions			149,921
Net change in unrealized appreciation (depreciation)			12,813
Net gain (loss)			173,124

Increase (decrease) in net assets from operations			$176,697

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,573	$-
Net realized gain (loss)		10,390	-
Realized gain distributions		149,921	-
Net change in unrealized appreciation (depreciation)		12,813	-

Increase (decrease) in net assets from operations		176,697	-

Contract owner transactions:
Proceeds from units sold		4,974,430	-
Cost of units redeemed		(188,283)	-
Account charges		-	-
Increase (decrease)		4,786,147	-
Net increase (decrease)		4,962,844	-
Net assets, beginning		-	-
Net assets, ending		$4,962,844	$-

Units sold		3,740,830	-
Units redeemed		(141,679)	-
Net increase (decrease)		3,599,151	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,599,151	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,974,430
Cost of units redeemed/account charges			(188,283)
Net investment income (loss)			3,573
Net realized gain (loss)			10,390
Realized gain distributions			149,921
Net change in unrealized appreciation (depreciation)			12,813
Net assets			$4,962,844

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	3,599	$4,963	1.25%	28.4%	12/31/2021	$1.39	0	$0	1.00%	28.8%	12/31/2021	$1.39	0	$0	0.75%	29.1%
12/31/2020	1.07	0	0	1.25%	7.4%	12/31/2020	1.08	0	0	1.00%	7.6%	12/31/2020	1.08	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	29.4%	12/31/2021	$1.41	0	$0	0.25%	29.7%	12/31/2021	$1.41	0	$0	0.00%	30.1%
12/31/2020	1.08	0	0	0.50%	8.1%	12/31/2020	1.08	0	0	0.25%	8.4%	12/31/2020	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Div Mid Cap Gr Inst Class - 06-4TR (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	1.25%	15.1%	12/31/2021	$1.15	0	$0	1.00%	15.4%	12/31/2021	$1.16	0	$0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	0.50%	15.8%	12/31/2021	$1.16	0	$0	0.25%	16.1%	12/31/2021	$1.16	0	$0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Glbl Multi Sector Bd I Class - 06-64T (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-0.6%	12/31/2021	$0.99	0	$0	1.00%	-0.5%	12/31/2021	$1.00	0	$0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	0	$0	0.50%	-0.4%	12/31/2021	$1.00	0	$0	0.25%	-0.4%	12/31/2021	$1.00	0	$0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Intl Discovery - 06-63M (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.94
Band 25	-	-	0.94
Band 0	-	-	0.94
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.94	0	$0	1.25%	-6.0%	12/31/2021	$0.94	0	$0	1.00%	-5.9%	12/31/2021	$0.94	0	$0	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.94	0	$0	0.50%	-5.8%	12/31/2021	$0.94	0	$0	0.25%	-5.7%	12/31/2021	$0.94	0	$0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Ret 2065 Adv Class - 06-63R

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,483	$5,564	484
Receivables: investments sold	577
Payables: investments purchased	-
Net assets	$6,060

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,060	5,982	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$6,060	5,982

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$31
Mortality & expense charges			(5)
Net investment income (loss)			26

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			90
Net change in unrealized appreciation (depreciation)			(81)
Net gain (loss)			13

Increase (decrease) in net assets from operations			$39

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26	$-
Net realized gain (loss)		4	-
Realized gain distributions		90	-
Net change in unrealized appreciation (depreciation)		(81)	-

Increase (decrease) in net assets from operations		39	-

Contract owner transactions:
Proceeds from units sold		6,186	-
Cost of units redeemed		(107)	-
Account charges		(58)	-
Increase (decrease)		6,021	-
Net increase (decrease)		6,060	-
Net assets, beginning		-	-
Net assets, ending		$6,060	$-

Units sold		6,143	-
Units redeemed		(161)	-
Net increase (decrease)		5,982	-
Units outstanding, beginning		-	-
Units outstanding, ending		5,982	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,186
Cost of units redeemed/account charges			(165)
Net investment income (loss)			26
Net realized gain (loss)			4
Realized gain distributions			90
Net change in unrealized appreciation (depreciation)			(81)
Net assets			$6,060

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	6	$6	1.25%	1.3%	12/31/2021	$1.01	0	$0	1.00%	1.4%	12/31/2021	$1.01	0	$0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.5%	12/31/2021	$1.02	0	$0	0.25%	1.6%	12/31/2021	$1.02	0	$0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Ret 2065 R Class - 06-63W

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,562	$1,575	123
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$1,545

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,545	1,526	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$1,545	1,526

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7
Mortality & expense charges			(1)
Net investment income (loss)			6

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			30
Net change in unrealized appreciation (depreciation)			(13)
Net gain (loss)			17

Increase (decrease) in net assets from operations			$23

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6	$-
Net realized gain (loss)		-	-
Realized gain distributions		30	-
Net change in unrealized appreciation (depreciation)		(13)	-

Increase (decrease) in net assets from operations		23	-

Contract owner transactions:
Proceeds from units sold		1,540	-
Cost of units redeemed		-	-
Account charges		(18)	-
Increase (decrease)		1,522	-
Net increase (decrease)		1,545	-
Net assets, beginning		-	-
Net assets, ending		$1,545	$-

Units sold		1,544	-
Units redeemed		(18)	-
Net increase (decrease)		1,526	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,526	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,540
Cost of units redeemed/account charges			(18)
Net investment income (loss)			6
Net realized gain (loss)			-
Realized gain distributions			30
Net change in unrealized appreciation (depreciation)			(13)
Net assets			$1,545

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	2	$2	1.25%	1.3%	12/31/2021	$1.01	0	$0	1.00%	1.3%	12/31/2021	$1.01	0	$0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	1.5%	12/31/2021	$1.02	0	$0	0.25%	1.5%	12/31/2021	$1.02	0	$0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Ret 2065 Inst Class - 06-64G

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,061	$35,942	2,778
Receivables: investments sold	-
Payables: investments purchased	(55)
Net assets	$35,006

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,006	34,508	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$35,006	34,508

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$324
Mortality & expense charges			(53)
Net investment income (loss)			271

Gain (loss) on investments:
Net realized gain (loss)			(12)
Realized gain distributions			586
Net change in unrealized appreciation (depreciation)			(881)
Net gain (loss)			(307)

Increase (decrease) in net assets from operations			$(36)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$271	$-
Net realized gain (loss)		(12)	-
Realized gain distributions		586	-
Net change in unrealized appreciation (depreciation)		(881)	-

Increase (decrease) in net assets from operations		(36)	-

Contract owner transactions:
Proceeds from units sold		35,920	-
Cost of units redeemed		(507)	-
Account charges		(371)	-
Increase (decrease)		35,042	-
Net increase (decrease)		35,006	-
Net assets, beginning		-	-
Net assets, ending		$35,006	$-

Units sold		35,382	-
Units redeemed		(874)	-
Net increase (decrease)		34,508	-
Units outstanding, beginning		-	-
Units outstanding, ending		34,508	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$35,920
Cost of units redeemed/account charges			(878)
Net investment income (loss)			271
Net realized gain (loss)			(12)
Realized gain distributions			586
Net change in unrealized appreciation (depreciation)			(881)
Net assets			$35,006

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	35	$35	1.25%	1.4%	12/31/2021	$1.02	0	$0	1.00%	1.5%	12/31/2021	$1.02	0	$0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.7%	12/31/2021	$1.02	0	$0	0.25%	1.7%	12/31/2021	$1.02	0	$0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Equity Income Fund R Class - 06-775

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,143,742	$5,402,640	171,341
Receivables: investments sold	-
Payables: investments purchased	(4,564)
Net assets	$6,139,178

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,802,331	720,090	$3.89
Band 100	2,379,512	584,174	4.07
Band 75	-	-	4.26
Band 50	957,335	214,527	4.46
Band 25	-	-	4.67
Band 0	-	-	4.92
Total	$6,139,178	1,518,791

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$69,508
Mortality & expense charges			(61,002)
Net investment income (loss)			8,506

Gain (loss) on investments:
Net realized gain (loss)			74,364
Realized gain distributions			404,072
Net change in unrealized appreciation (depreciation)			719,970
Net gain (loss)			1,198,406

Increase (decrease) in net assets from operations			$1,206,912

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,506	$37,378
Net realized gain (loss)		74,364	(140,061)
Realized gain distributions		404,072	70,380
Net change in unrealized appreciation (depreciation)		719,970	(122,057)

Increase (decrease) in net assets from operations		1,206,912	(154,360)

Contract owner transactions:
Proceeds from units sold		239,561	169,457
Cost of units redeemed		(481,507)	(1,115,912)
Account charges		(793)	(949)
Increase (decrease)		(242,739)	(947,404)
Net increase (decrease)		964,173	(1,101,764)
Net assets, beginning		5,175,005	6,276,769
Net assets, ending		$6,139,178	$5,175,005

Units sold		82,954	90,284
Units redeemed		(146,037)	(418,719)
Net increase (decrease)		(63,083)	(328,435)
Units outstanding, beginning		1,581,874	1,910,309
Units outstanding, ending		1,518,791	1,581,874

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$43,714,924
Cost of units redeemed/account charges			(47,058,700)
Net investment income (loss)			602,769
Net realized gain (loss)			3,038,528
Realized gain distributions			5,100,555
Net change in unrealized appreciation (depreciation)			741,102
Net assets			$6,139,178

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.89	720	$2,802	1.25%	23.4%	12/31/2021	$4.07	584	$2,380	1.00%	23.7%	12/31/2021	$4.26	0	$0	0.75%	24.0%
12/31/2020	3.15	724	2,284	1.25%	-0.5%	12/31/2020	3.29	637	2,097	1.00%	-0.3%	12/31/2020	3.44	0	0	0.75%	0.0%
12/31/2019	3.17	854	2,707	1.25%	24.3%	12/31/2019	3.30	771	2,545	1.00%	24.6%	12/31/2019	3.44	0	0	0.75%	25.0%
12/31/2018	2.55	1,024	2,612	1.25%	-11.0%	12/31/2018	2.65	864	2,288	1.00%	-10.7%	12/31/2018	2.75	0	0	0.75%	-10.5%
12/31/2017	2.86	1,367	3,917	1.25%	14.1%	12/31/2017	2.97	1,115	3,309	1.00%	14.4%	12/31/2017	3.08	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.46	215	$957	0.50%	24.3%	12/31/2021	$4.67	0	$0	0.25%	24.6%	12/31/2021	$4.92	0	$0	0.00%	24.9%
12/31/2020	3.59	221	795	0.50%	0.2%	12/31/2020	3.75	0	0	0.25%	0.5%	12/31/2020	3.94	0	0	0.00%	0.7%
12/31/2019	3.58	286	1,025	0.50%	25.3%	12/31/2019	3.73	0	0	0.25%	25.6%	12/31/2019	3.91	0	0	0.00%	25.9%
12/31/2018	2.86	298	852	0.50%	-10.3%	12/31/2018	2.97	0	0	0.25%	-10.1%	12/31/2018	3.10	0	0	0.00%	-9.8%
12/31/2017	3.19	301	961	0.50%	14.9%	12/31/2017	3.30	0	0	0.25%	15.2%	12/31/2017	3.44	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.5%
2019	1.8%
2018	1.6%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Equity Income Portfolio - 06-580

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,997,540	$33,726,483	1,296,544
Receivables: investments sold	-
Payables: investments purchased	(10,459)
Net assets	$38,987,081

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,987,081	4,903,249	$7.95
Band 100	-	-	8.32
Band 75	-	-	8.71
Band 50	-	-	9.12
Band 25	-	-	9.54
Band 0	-	-	11.11
Total	$38,987,081	4,903,249

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$585,708
Mortality & expense charges			(468,439)
Net investment income (loss)			117,269

Gain (loss) on investments:
Net realized gain (loss)			626,170
Realized gain distributions			2,719,042
Net change in unrealized appreciation (depreciation)			4,416,659
Net gain (loss)			7,761,871

Increase (decrease) in net assets from operations			$7,879,140

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$117,269	$334,298
Net realized gain (loss)		626,170	(212,259)
Realized gain distributions		2,719,042	730,390
Net change in unrealized appreciation (depreciation)		4,416,659	(1,238,975)

Increase (decrease) in net assets from operations		7,879,140	(386,546)

Contract owner transactions:
Proceeds from units sold		1,964,255	1,537,213
Cost of units redeemed		(5,283,274)	(5,929,866)
Account charges		(4,793)	(5,245)
Increase (decrease)		(3,323,812)	(4,397,898)
Net increase (decrease)		4,555,328	(4,784,444)
Net assets, beginning		34,431,753	39,216,197
Net assets, ending		$38,987,081	$34,431,753

Units sold		274,858	306,841
Units redeemed		(740,825)	(1,048,383)
Net increase (decrease)		(465,967)	(741,542)
Units outstanding, beginning		5,369,216	6,110,758
Units outstanding, ending		4,903,249	5,369,216

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$370,469,341
Cost of units redeemed/account charges			(434,866,927)
Net investment income (loss)			17,264,721
Net realized gain (loss)			40,497,464
Realized gain distributions			40,351,425
Net change in unrealized appreciation (depreciation)			5,271,057
Net assets			$38,987,081

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.95	4,903	$38,987	1.25%	24.0%	12/31/2021	$8.32	0	$0	1.00%	24.3%	12/31/2021	$8.71	0	$0	0.75%	24.6%
12/31/2020	6.41	5,369	34,432	1.25%	-0.1%	12/31/2020	6.70	0	0	1.00%	0.2%	12/31/2020	6.99	0	0	0.75%	0.4%
12/31/2019	6.42	6,111	39,216	1.25%	24.8%	12/31/2019	6.68	0	0	1.00%	25.1%	12/31/2019	6.96	0	0	0.75%	25.5%
12/31/2018	5.14	6,902	35,485	1.25%	-10.6%	12/31/2018	5.34	0	0	1.00%	-10.4%	12/31/2018	5.55	0	0	0.75%	-10.2%
12/31/2017	5.75	8,551	49,193	1.25%	14.6%	12/31/2017	5.96	0	0	1.00%	14.9%	12/31/2017	6.18	0	0	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.12	0	$0	0.50%	24.9%	12/31/2021	$9.54	0	$0	0.25%	25.2%	12/31/2021	$11.11	0	$0	0.00%	25.5%
12/31/2020	7.30	0	0	0.50%	0.7%	12/31/2020	7.62	0	0	0.25%	0.9%	12/31/2020	8.85	0	0	0.00%	1.2%
12/31/2019	7.25	0	0	0.50%	25.8%	12/31/2019	7.55	0	0	0.25%	26.1%	12/31/2019	8.74	0	0	0.00%	26.4%
12/31/2018	5.76	0	0	0.50%	-10.0%	12/31/2018	5.99	0	0	0.25%	-9.7%	12/31/2018	6.92	0	0	0.00%	-9.5%
12/31/2017	6.40	0	0	0.50%	15.4%	12/31/2017	6.63	0	0	0.25%	15.7%	12/31/2017	7.64	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	2.0%
2019	2.3%
2018	2.0%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Core Growth Fund R3 Class - 06-985

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$724,660	$747,948	22,393
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$724,647

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$610,427	160,742	$3.80
Band 100	114,220	28,822	3.96
Band 75	-	-	4.14
Band 50	-	-	4.32
Band 25	-	-	4.50
Band 0	-	-	4.70
Total	$724,647	189,564

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,381)
Net investment income (loss)			(9,381)

Gain (loss) on investments:
Net realized gain (loss)			27,615
Realized gain distributions			270,079
Net change in unrealized appreciation (depreciation)			(334,819)
Net gain (loss)			(37,125)

Increase (decrease) in net assets from operations			$(46,506)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,381)	$(10,931)
Net realized gain (loss)		27,615	196,234
Realized gain distributions		270,079	45,441
Net change in unrealized appreciation (depreciation)		(334,819)	74,668

Increase (decrease) in net assets from operations		(46,506)	305,412

Contract owner transactions:
Proceeds from units sold		57,099	17,469
Cost of units redeemed		(79,284)	(416,197)
Account charges		(169)	(160)
Increase (decrease)		(22,354)	(398,888)
Net increase (decrease)		(68,860)	(93,476)
Net assets, beginning		793,507	886,983
Net assets, ending		$724,647	$793,507

Units sold		13,617	18,942
Units redeemed		(19,538)	(129,569)
Net increase (decrease)		(5,921)	(110,627)
Units outstanding, beginning		195,485	306,112
Units outstanding, ending		189,564	195,485

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$17,076,064
Cost of units redeemed/account charges			(17,731,002)
Net investment income (loss)			(345,009)
Net realized gain (loss)			1,349,508
Realized gain distributions			398,374
Net change in unrealized appreciation (depreciation)			(23,288)
Net assets			$724,647

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.80	161	$610	1.25%	-5.7%	12/31/2021	$3.96	29	$114	1.00%	-5.4%	12/31/2021	$4.14	0	$0	0.75%	-5.2%
12/31/2020	4.03	155	626	1.25%	39.6%	12/31/2020	4.19	40	168	1.00%	40.0%	12/31/2020	4.36	0	0	0.75%	40.3%
12/31/2019	2.88	266	766	1.25%	27.1%	12/31/2019	2.99	40	121	1.00%	27.4%	12/31/2019	3.11	0	0	0.75%	27.8%
12/31/2018	2.27	312	707	1.25%	-3.9%	12/31/2018	2.35	42	98	1.00%	-3.7%	12/31/2018	2.43	0	0	0.75%	-3.5%
12/31/2017	2.36	364	859	1.25%	22.3%	12/31/2017	2.44	43	106	1.00%	22.6%	12/31/2017	2.52	0	0	0.75%	22.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.32	0	$0	0.50%	-5.0%	12/31/2021	$4.50	0	$0	0.25%	-4.7%	12/31/2021	$4.70	0	$0	0.00%	-4.5%
12/31/2020	4.54	0	0	0.50%	40.7%	12/31/2020	4.73	0	0	0.25%	41.0%	12/31/2020	4.92	0	0	0.00%	41.4%
12/31/2019	3.23	0	0	0.50%	28.1%	12/31/2019	3.35	0	0	0.25%	28.4%	12/31/2019	3.48	0	0	0.00%	28.7%
12/31/2018	2.52	0	0	0.50%	-3.2%	12/31/2018	2.61	0	0	0.25%	-3.0%	12/31/2018	2.70	0	0	0.00%	-2.7%
12/31/2017	2.60	0	0	0.50%	23.2%	12/31/2017	2.69	0	0	0.25%	23.5%	12/31/2017	2.78	0	0	0.00%	23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg International Value Fund R5 Class - 06-316

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,084,948	$2,303,736	78,390
Receivables: investments sold	33,157
Payables: investments purchased	-
Net assets	$2,118,105

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,118,105	1,291,109	$1.64
Band 100	-	-	1.70
Band 75	-	-	1.76
Band 50	-	-	1.83
Band 25	-	-	1.90
Band 0	-	-	1.97
Total	$2,118,105	1,291,109

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$30,168
Mortality & expense charges			(25,271)
Net investment income (loss)			4,897

Gain (loss) on investments:
Net realized gain (loss)			855
Realized gain distributions			299,071
Net change in unrealized appreciation (depreciation)			(279,357)
Net gain (loss)			20,569

Increase (decrease) in net assets from operations			$25,466

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,897	$(3,435)
Net realized gain (loss)		855	(439)
Realized gain distributions		299,071	13,265
Net change in unrealized appreciation (depreciation)		(279,357)	81,087

Increase (decrease) in net assets from operations		25,466	90,478

Contract owner transactions:
Proceeds from units sold		2,365,864	34,716
Cost of units redeemed		(771,399)	(23,740)
Account charges		(9,977)	(495)
Increase (decrease)		1,584,488	10,481
Net increase (decrease)		1,609,954	100,959
Net assets, beginning		508,151	407,192
Net assets, ending		$2,118,105	$508,151

Units sold		1,467,242	27,907
Units redeemed		(505,187)	(18,020)
Net increase (decrease)		962,055	9,887
Units outstanding, beginning		329,054	319,167
Units outstanding, ending		1,291,109	329,054

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$40,470,684
Cost of units redeemed/account charges			(38,521,465)
Net investment income (loss)			70,410
Net realized gain (loss)			(875,379)
Realized gain distributions			1,192,643
Net change in unrealized appreciation (depreciation)			(218,788)
Net assets			$2,118,105

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	1,291	$2,118	1.25%	6.2%	12/31/2021	$1.70	0	$0	1.00%	6.5%	12/31/2021	$1.76	0	$0	0.75%	6.8%
12/31/2020	1.54	329	508	1.25%	21.0%	12/31/2020	1.60	0	0	1.00%	21.3%	12/31/2020	1.65	0	0	0.75%	21.7%
12/31/2019	1.28	319	407	1.25%	27.4%	12/31/2019	1.32	0	0	1.00%	27.7%	12/31/2019	1.36	0	0	0.75%	28.1%
12/31/2018	1.00	394	395	1.25%	-20.9%	12/31/2018	1.03	0	0	1.00%	-20.7%	12/31/2018	1.06	0	0	0.75%	-20.5%
12/31/2017	1.27	507	642	1.25%	23.8%	12/31/2017	1.30	0	0	1.00%	24.1%	12/31/2017	1.33	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	0	$0	0.50%	7.0%	12/31/2021	$1.90	0	$0	0.25%	7.3%	12/31/2021	$1.97	0	$0	0.00%	7.6%
12/31/2020	1.71	0	0	0.50%	22.0%	12/31/2020	1.77	0	0	0.25%	22.3%	12/31/2020	1.83	0	0	0.00%	22.6%
12/31/2019	1.40	0	0	0.50%	28.4%	12/31/2019	1.45	0	0	0.25%	28.7%	12/31/2019	1.49	0	0	0.00%	29.0%
12/31/2018	1.09	0	0	0.50%	-20.3%	12/31/2018	1.12	0	0	0.25%	-20.1%	12/31/2018	1.16	0	0	0.00%	-19.8%
12/31/2017	1.37	0	0	0.50%	24.8%	12/31/2017	1.41	0	0	0.25%	25.1%	12/31/2017	1.44	0	0	0.00%	25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	0.4%
2019	1.1%
2018	1.3%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg International Value Fund R3 Class - 06-990

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,005,229	$2,155,495	77,615
Receivables: investments sold	11,994
Payables: investments purchased	-
Net assets	$2,017,223

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,744,129	681,373	$2.56
Band 100	273,094	102,236	2.67
Band 75	-	-	2.79
Band 50	-	-	2.91
Band 25	-	-	3.04
Band 0	-	-	3.17
Total	$2,017,223	783,609

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$20,303
Mortality & expense charges			(24,775)
Net investment income (loss)			(4,472)

Gain (loss) on investments:
Net realized gain (loss)			235,809
Realized gain distributions			240,921
Net change in unrealized appreciation (depreciation)			(323,462)
Net gain (loss)			153,268

Increase (decrease) in net assets from operations			$148,796

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,472)	$(25,052)
Net realized gain (loss)		235,809	(29,535)
Realized gain distributions		240,921	48,310
Net change in unrealized appreciation (depreciation)		(323,462)	307,074

Increase (decrease) in net assets from operations		148,796	300,797

Contract owner transactions:
Proceeds from units sold		1,499,596	94,000
Cost of units redeemed		(1,424,345)	(250,021)
Account charges		(4,093)	(912)
Increase (decrease)		71,158	(156,933)
Net increase (decrease)		219,954	143,864
Net assets, beginning		1,797,269	1,653,405
Net assets, ending		$2,017,223	$1,797,269

Units sold		532,511	51,851
Units redeemed		(486,794)	(135,827)
Net increase (decrease)		45,717	(83,976)
Units outstanding, beginning		737,892	821,868
Units outstanding, ending		783,609	737,892

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,680,610
Cost of units redeemed/account charges			(33,308,555)
Net investment income (loss)			(284,889)
Net realized gain (loss)			1,666,952
Realized gain distributions			2,413,371
Net change in unrealized appreciation (depreciation)			(150,266)
Net assets			$2,017,223

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.56	681	$1,744	1.25%	5.8%	12/31/2021	$2.67	102	$273	1.00%	6.0%	12/31/2021	$2.79	0	$0	0.75%	6.3%
12/31/2020	2.42	623	1,507	1.25%	21.1%	12/31/2020	2.52	115	290	1.00%	21.4%	12/31/2020	2.62	0	0	0.75%	21.7%
12/31/2019	2.00	675	1,349	1.25%	26.8%	12/31/2019	2.07	147	305	1.00%	27.1%	12/31/2019	2.15	0	0	0.75%	27.4%
12/31/2018	1.58	765	1,205	1.25%	-21.2%	12/31/2018	1.63	172	281	1.00%	-21.0%	12/31/2018	1.69	0	0	0.75%	-20.8%
12/31/2017	2.00	884	1,768	1.25%	23.2%	12/31/2017	2.07	200	413	1.00%	23.5%	12/31/2017	2.14	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.91	0	$0	0.50%	6.6%	12/31/2021	$3.04	0	$0	0.25%	6.8%	12/31/2021	$3.17	0	$0	0.00%	7.1%
12/31/2020	2.73	0	0	0.50%	22.0%	12/31/2020	2.84	0	0	0.25%	22.3%	12/31/2020	2.96	0	0	0.00%	22.7%
12/31/2019	2.24	0	0	0.50%	27.7%	12/31/2019	2.32	0	0	0.25%	28.1%	12/31/2019	2.41	0	0	0.00%	28.4%
12/31/2018	1.75	0	0	0.50%	-20.6%	12/31/2018	1.81	0	0	0.25%	-20.4%	12/31/2018	1.88	0	0	0.00%	-20.2%
12/31/2017	2.21	0	0	0.50%	24.2%	12/31/2017	2.28	0	0	0.25%	24.5%	12/31/2017	2.35	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	-0.4%
2019	1.1%
2018	0.9%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Investment Income Builder Fund R5 Class - 06-986

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$208,748	$185,743	8,501
Receivables: investments sold	44
Payables: investments purchased	-
Net assets	$208,792

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$208,792	93,663	$2.23
Band 100	-	-	2.29
Band 75	-	-	2.36
Band 50	-	-	2.43
Band 25	-	-	2.50
Band 0	-	-	2.58
Total	$208,792	93,663

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$12,476
Mortality & expense charges			(2,911)
Net investment income (loss)			9,565

Gain (loss) on investments:
Net realized gain (loss)			18,828
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,025
Net gain (loss)			28,853

Increase (decrease) in net assets from operations			$38,418

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,565	$15,642
Net realized gain (loss)		18,828	1,604
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,025	(22,934)

Increase (decrease) in net assets from operations		38,418	(5,688)

Contract owner transactions:
Proceeds from units sold		18,480	81,492
Cost of units redeemed		(105,233)	(326,628)
Account charges		(427)	(373)
Increase (decrease)		(87,180)	(245,509)
Net increase (decrease)		(48,762)	(251,197)
Net assets, beginning		257,554	508,751
Net assets, ending		$208,792	$257,554

Units sold		37,975	48,685
Units redeemed		(81,563)	(177,629)
Net increase (decrease)		(43,588)	(128,944)
Units outstanding, beginning		137,251	266,195
Units outstanding, ending		93,663	137,251

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,795,346
Cost of units redeemed/account charges			(3,816,112)
Net investment income (loss)			167,893
Net realized gain (loss)			38,660
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23,005
Net assets			$208,792

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.23	94	$209	1.25%	18.8%	12/31/2021	$2.29	0	$0	1.00%	19.1%	12/31/2021	$2.36	0	$0	0.75%	19.4%
12/31/2020	1.88	137	258	1.25%	-1.8%	12/31/2020	1.93	0	0	1.00%	-1.6%	12/31/2020	1.98	0	0	0.75%	-1.3%
12/31/2019	1.91	266	509	1.25%	16.5%	12/31/2019	1.96	0	0	1.00%	16.8%	12/31/2019	2.01	0	0	0.75%	17.1%
12/31/2018	1.64	293	481	1.25%	-5.7%	12/31/2018	1.68	0	0	1.00%	-5.5%	12/31/2018	1.71	0	0	0.75%	-5.2%
12/31/2017	1.74	369	641	1.25%	13.6%	12/31/2017	1.77	0	0	1.00%	13.9%	12/31/2017	1.81	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.43	0	$0	0.50%	19.7%	12/31/2021	$2.50	0	$0	0.25%	20.0%	12/31/2021	$2.58	0	$0	0.00%	20.3%
12/31/2020	2.03	0	0	0.50%	-1.1%	12/31/2020	2.09	0	0	0.25%	-0.8%	12/31/2020	2.14	0	0	0.00%	-0.6%
12/31/2019	2.05	0	0	0.50%	17.4%	12/31/2019	2.10	0	0	0.25%	17.7%	12/31/2019	2.15	0	0	0.00%	18.0%
12/31/2018	1.75	0	0	0.50%	-5.0%	12/31/2018	1.79	0	0	0.25%	-4.8%	12/31/2018	1.83	0	0	0.00%	-4.5%
12/31/2017	1.84	0	0	0.50%	14.5%	12/31/2017	1.88	0	0	0.25%	14.8%	12/31/2017	1.91	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.4%
2020	5.6%
2019	4.7%
2018	4.5%
2017	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Investment Income Builder Fund R3 Class - 06-987

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$397,491	$346,263	16,305
Receivables: investments sold	197
Payables: investments purchased	-
Net assets	$397,688

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$312,164	148,457	$2.10
Band 100	85,524	39,511	2.16
Band 75	-	-	2.23
Band 50	-	-	2.29
Band 25	-	-	2.36
Band 0	-	-	2.43
Total	$397,688	187,968

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$18,944
Mortality & expense charges			(4,598)
Net investment income (loss)			14,346

Gain (loss) on investments:
Net realized gain (loss)			5,864
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			42,623
Net gain (loss)			48,487

Increase (decrease) in net assets from operations			$62,833

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,346	$9,249
Net realized gain (loss)		5,864	(2,900)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		42,623	(14,339)

Increase (decrease) in net assets from operations		62,833	(7,990)

Contract owner transactions:
Proceeds from units sold		35,674	27,695
Cost of units redeemed		(46,810)	(33,603)
Account charges		(103)	(31)
Increase (decrease)		(11,239)	(5,939)
Net increase (decrease)		51,594	(13,929)
Net assets, beginning		346,094	360,023
Net assets, ending		$397,688	$346,094

Units sold		20,564	17,625
Units redeemed		(26,078)	(20,882)
Net increase (decrease)		(5,514)	(3,257)
Units outstanding, beginning		193,482	196,739
Units outstanding, ending		187,968	193,482

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,457,355
Cost of units redeemed/account charges			(2,223,025)
Net investment income (loss)			174,934
Net realized gain (loss)			(62,804)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			51,228
Net assets			$397,688

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.10	148	$312	1.25%	18.2%	12/31/2021	$2.16	40	$86	1.00%	18.5%	12/31/2021	$2.23	0	$0	0.75%	18.8%
12/31/2020	1.78	154	273	1.25%	-2.3%	12/31/2020	1.83	40	73	1.00%	-2.1%	12/31/2020	1.88	0	0	0.75%	-1.8%
12/31/2019	1.82	157	286	1.25%	15.9%	12/31/2019	1.87	40	74	1.00%	16.2%	12/31/2019	1.91	0	0	0.75%	16.5%
12/31/2018	1.57	198	311	1.25%	-6.3%	12/31/2018	1.60	37	59	1.00%	-6.0%	12/31/2018	1.64	0	0	0.75%	-5.8%
12/31/2017	1.68	418	700	1.25%	13.1%	12/31/2017	1.71	47	81	1.00%	13.4%	12/31/2017	1.74	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.29	0	$0	0.50%	19.1%	12/31/2021	$2.36	0	$0	0.25%	19.4%	12/31/2021	$2.43	0	$0	0.00%	19.7%
12/31/2020	1.93	0	0	0.50%	-1.6%	12/31/2020	1.98	0	0	0.25%	-1.3%	12/31/2020	2.03	0	0	0.00%	-1.1%
12/31/2019	1.96	0	0	0.50%	16.8%	12/31/2019	2.00	0	0	0.25%	17.1%	12/31/2019	2.05	0	0	0.00%	17.4%
12/31/2018	1.68	0	0	0.50%	-5.5%	12/31/2018	1.71	0	0	0.25%	-5.3%	12/31/2018	1.75	0	0	0.00%	-5.1%
12/31/2017	1.77	0	0	0.50%	14.0%	12/31/2017	1.81	0	0	0.25%	14.3%	12/31/2017	1.84	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.1%
2020	3.7%
2019	4.2%
2018	3.1%
2017	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term Income Fund R3 Class - 06-995

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,117,211	$3,140,476	227,795
Receivables: investments sold	10,427
Payables: investments purchased	-
Net assets	$3,127,638

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,889,501	1,954,772	$1.48
Band 100	238,137	154,371	1.54
Band 75	-	-	1.61
Band 50	-	-	1.68
Band 25	-	-	1.75
Band 0	-	-	1.83
Total	$3,127,638	2,109,143

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$32,262
Mortality & expense charges			(33,493)
Net investment income (loss)			(1,231)

Gain (loss) on investments:
Net realized gain (loss)			39,809
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(122,767)
Net gain (loss)			(82,958)

Increase (decrease) in net assets from operations			$(84,189)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,231)	$48,701
Net realized gain (loss)		39,809	222,893
Realized gain distributions		-	48,764
Net change in unrealized appreciation (depreciation)		(122,767)	34,140

Increase (decrease) in net assets from operations		(84,189)	354,498

Contract owner transactions:
Proceeds from units sold		2,460,642	10,238,461
Cost of units redeemed		(3,278,483)	(10,414,372)
Account charges		(4,411)	(13,503)
Increase (decrease)		(822,252)	(189,414)
Net increase (decrease)		(906,441)	165,084
Net assets, beginning		4,034,079	3,868,995
Net assets, ending		$3,127,638	$4,034,079

Units sold		1,662,915	6,475,276
Units redeemed		(2,132,555)	(6,495,390)
Net increase (decrease)		(469,640)	(20,114)
Units outstanding, beginning		2,578,783	2,598,897
Units outstanding, ending		2,109,143	2,578,783

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$91,391,681
Cost of units redeemed/account charges			(90,100,504)
Net investment income (loss)			1,109,227
Net realized gain (loss)			468,904
Realized gain distributions			281,595
Net change in unrealized appreciation (depreciation)			(23,265)
Net assets			$3,127,638

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	1,955	$2,890	1.25%	-2.5%	12/31/2021	$1.54	154	$238	1.00%	-2.3%	12/31/2021	$1.61	0	$0	0.75%	-2.0%
12/31/2020	1.52	2,085	3,161	1.25%	5.8%	12/31/2020	1.58	156	247	1.00%	6.1%	12/31/2020	1.64	0	0	0.75%	6.4%
12/31/2019	1.43	1,903	2,727	1.25%	3.9%	12/31/2019	1.49	254	378	1.00%	4.1%	12/31/2019	1.54	0	0	0.75%	4.4%
12/31/2018	1.38	6,060	8,362	1.25%	-0.4%	12/31/2018	1.43	253	361	1.00%	-0.2%	12/31/2018	1.48	0	0	0.75%	0.1%
12/31/2017	1.39	4,128	5,720	1.25%	0.9%	12/31/2017	1.43	294	422	1.00%	1.1%	12/31/2017	1.48	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	0.50%	-1.8%	12/31/2021	$1.75	0	$0	0.25%	-1.5%	12/31/2021	$1.83	0	$0	0.00%	-1.3%
12/31/2020	1.71	0	0	0.50%	6.6%	12/31/2020	1.78	0	0	0.25%	6.9%	12/31/2020	1.85	338	626	0.00%	7.2%
12/31/2019	1.60	0	0	0.50%	4.6%	12/31/2019	1.67	0	0	0.25%	4.9%	12/31/2019	1.73	441	763	0.00%	5.2%
12/31/2018	1.53	0	0	0.50%	0.3%	12/31/2018	1.59	0	0	0.25%	0.6%	12/31/2018	1.64	1,864	3,065	0.00%	0.8%
12/31/2017	1.53	0	0	0.50%	1.6%	12/31/2017	1.58	0	0	0.25%	1.9%	12/31/2017	1.63	346	565	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	2.4%
2019	1.5%
2018	1.8%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term Income Fund R5 Class - 06-953

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,242,085	$5,269,148	388,817
Receivables: investments sold	92,488
Payables: investments purchased	-
Net assets	$5,334,573

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,334,573	4,819,939	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$5,334,573	4,819,939

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$172,875
Mortality & expense charges			(135,842)
Net investment income (loss)			37,033

Gain (loss) on investments:
Net realized gain (loss)			90,396
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(329,458)
Net gain (loss)			(239,062)

Increase (decrease) in net assets from operations			$(202,029)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37,033	$125,517
Net realized gain (loss)		90,396	313,407
Realized gain distributions		-	148,862
Net change in unrealized appreciation (depreciation)		(329,458)	190,660

Increase (decrease) in net assets from operations		(202,029)	778,446

Contract owner transactions:
Proceeds from units sold		7,244,848	17,930,321
Cost of units redeemed		(14,460,521)	(17,613,324)
Account charges		(56,072)	(77,589)
Increase (decrease)		(7,271,745)	239,408
Net increase (decrease)		(7,473,774)	1,017,854
Net assets, beginning		12,808,347	11,790,493
Net assets, ending		$5,334,573	$12,808,347

Units sold		6,626,901	16,664,662
Units redeemed		(13,144,010)	(16,428,529)
Net increase (decrease)		(6,517,109)	236,133
Units outstanding, beginning		11,337,048	11,100,915
Units outstanding, ending		4,819,939	11,337,048

* Date of Fund Inception into Variable Account: 2 /3 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$83,704,330
Cost of units redeemed/account charges			(79,622,122)
Net investment income (loss)			671,016
Net realized gain (loss)			374,668
Realized gain distributions			233,744
Net change in unrealized appreciation (depreciation)			(27,063)
Net assets			$5,334,573

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	4,820	$5,335	1.25%	-2.0%	12/31/2021	$1.13	0	$0	1.00%	-1.8%	12/31/2021	$1.15	0	$0	0.75%	-1.5%
12/31/2020	1.13	11,337	12,808	1.25%	6.4%	12/31/2020	1.15	0	0	1.00%	6.6%	12/31/2020	1.16	0	0	0.75%	6.9%
12/31/2019	1.06	11,101	11,790	1.25%	4.4%	12/31/2019	1.08	0	0	1.00%	4.6%	12/31/2019	1.09	0	0	0.75%	4.9%
12/31/2018	1.02	17,731	18,046	1.25%	-0.1%	12/31/2018	1.03	0	0	1.00%	0.1%	12/31/2018	1.04	0	0	0.75%	0.4%
12/31/2017	1.02	11,249	11,462	1.25%	1.3%	12/31/2017	1.03	0	0	1.00%	1.6%	12/31/2017	1.03	0	0	0.75%	1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	0.50%	-1.3%	12/31/2021	$1.19	0	$0	0.25%	-1.1%	12/31/2021	$1.21	0	$0	0.00%	-0.8%
12/31/2020	1.18	0	0	0.50%	7.2%	12/31/2020	1.20	0	0	0.25%	7.4%	12/31/2020	1.22	0	0	0.00%	7.7%
12/31/2019	1.10	0	0	0.50%	5.1%	12/31/2019	1.12	0	0	0.25%	5.4%	12/31/2019	1.13	0	0	0.00%	5.7%
12/31/2018	1.05	0	0	0.50%	0.6%	12/31/2018	1.06	0	0	0.25%	0.9%	12/31/2018	1.07	0	0	0.00%	1.1%
12/31/2017	1.04	0	0	0.50%	2.1%	12/31/2017	1.05	0	0	0.25%	2.3%	12/31/2017	1.06	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	2.4%
2019	1.8%
2018	2.1%
2017	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg International Value Fund R6 Class - 06-GPF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,069	$32,286	1,057
Receivables: investments sold	351
Payables: investments purchased	-
Net assets	$28,420

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,420	21,510	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$28,420	21,510

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$451
Mortality & expense charges			(734)
Net investment income (loss)			(283)

Gain (loss) on investments:
Net realized gain (loss)			(5,055)
Realized gain distributions			2,980
Net change in unrealized appreciation (depreciation)			(4,274)
Net gain (loss)			(6,349)

Increase (decrease) in net assets from operations			$(6,632)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(283)	$1
Net realized gain (loss)		(5,055)	3
Realized gain distributions		2,980	8
Net change in unrealized appreciation (depreciation)		(4,274)	57

Increase (decrease) in net assets from operations		(6,632)	69

Contract owner transactions:
Proceeds from units sold		918,736	282
Cost of units redeemed		(884,019)	(14)
Account charges		-	(2)
Increase (decrease)		34,717	266
Net increase (decrease)		28,085	335
Net assets, beginning		335	-
Net assets, ending		$28,420	$335

Units sold		667,230	286
Units redeemed		(645,990)	(16)
Net increase (decrease)		21,240	270
Units outstanding, beginning		270	-
Units outstanding, ending		21,510	270

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$919,018
Cost of units redeemed/account charges			(884,035)
Net investment income (loss)			(282)
Net realized gain (loss)			(5,052)
Realized gain distributions			2,988
Net change in unrealized appreciation (depreciation)			(4,217)
Net assets			$28,420

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	22	$28	1.25%	6.4%	12/31/2021	$1.33	0	$0	1.00%	6.7%	12/31/2021	$1.35	0	$0	0.75%	7.0%
12/31/2020	1.24	0	0	1.25%	21.0%	12/31/2020	1.25	0	0	1.00%	21.3%	12/31/2020	1.26	0	0	0.75%	21.6%
12/31/2019	1.03	0	0	1.25%	27.7%	12/31/2019	1.03	0	0	1.00%	28.0%	12/31/2019	1.04	0	0	0.75%	28.3%
12/31/2018	0.80	0	0	1.25%	-20.7%	12/31/2018	0.81	0	0	1.00%	-20.5%	12/31/2018	0.81	0	0	0.75%	-20.3%
12/31/2017	1.01	0	0	1.25%	1.3%	12/31/2017	1.01	0	0	1.00%	1.4%	12/31/2017	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	0.50%	7.2%	12/31/2021	$1.38	0	$0	0.25%	7.5%	12/31/2021	$1.39	0	$0	0.00%	7.8%
12/31/2020	1.27	0	0	0.50%	21.9%	12/31/2020	1.28	0	0	0.25%	22.2%	12/31/2020	1.29	0	0	0.00%	22.5%
12/31/2019	1.04	0	0	0.50%	28.6%	12/31/2019	1.05	0	0	0.25%	29.0%	12/31/2019	1.05	0	0	0.00%	29.3%
12/31/2018	0.81	0	0	0.50%	-20.1%	12/31/2018	0.81	0	0	0.25%	-19.9%	12/31/2018	0.81	0	0	0.00%	-19.7%
12/31/2017	1.01	0	0	0.50%	1.4%	12/31/2017	1.01	0	0	0.25%	1.4%	12/31/2017	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.1%
2020	0.6%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term Income Fund R6 Class - 06-GCV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,656,086	$17,708,279	1,295,140
Receivables: investments sold	152,098
Payables: investments purchased	-
Net assets	$17,808,184

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,805,828	16,280,478	$1.09
Band 100	-	-	1.11
Band 75	2,356	2,106	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$17,808,184	16,282,584

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$198,669
Mortality & expense charges			(151,581)
Net investment income (loss)			47,088

Gain (loss) on investments:
Net realized gain (loss)			31,890
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(315,668)
Net gain (loss)			(283,778)

Increase (decrease) in net assets from operations			$(236,690)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$47,088	$91,712
Net realized gain (loss)		31,890	207,321
Realized gain distributions		-	124,358
Net change in unrealized appreciation (depreciation)		(315,668)	228,032

Increase (decrease) in net assets from operations		(236,690)	651,423

Contract owner transactions:
Proceeds from units sold		10,408,324	12,234,588
Cost of units redeemed		(3,569,660)	(8,658,020)
Account charges		(45,198)	(34,622)
Increase (decrease)		6,793,466	3,541,946
Net increase (decrease)		6,556,776	4,193,369
Net assets, beginning		11,251,408	7,058,039
Net assets, ending		$17,808,184	$11,251,408

Units sold		9,650,813	12,077,383
Units redeemed		(3,453,968)	(8,725,508)
Net increase (decrease)		6,196,845	3,351,875
Units outstanding, beginning		10,085,739	6,733,864
Units outstanding, ending		16,282,584	10,085,739

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$33,118,025
Cost of units redeemed/account charges			(15,906,277)
Net investment income (loss)			230,499
Net realized gain (loss)			250,819
Realized gain distributions			167,311
Net change in unrealized appreciation (depreciation)			(52,193)
Net assets			$17,808,184

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	16,280	$17,806	1.25%	-2.0%	12/31/2021	$1.11	0	$0	1.00%	-1.7%	12/31/2021	$1.12	2	$2	0.75%	-1.5%
12/31/2020	1.12	10,086	11,251	1.25%	6.4%	12/31/2020	1.13	0	0	1.00%	6.7%	12/31/2020	1.14	0	0	0.75%	7.0%
12/31/2019	1.05	6,734	7,058	1.25%	4.4%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.06	0	0	0.75%	5.0%
12/31/2018	1.00	3,554	3,566	1.25%	0.1%	12/31/2018	1.01	0	0	1.00%	0.4%	12/31/2018	1.01	0	0	0.75%	0.6%
12/31/2017	1.00	457	458	1.25%	0.2%	12/31/2017	1.00	0	0	1.00%	0.4%	12/31/2017	1.01	0	0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.13	0	$0	0.50%	-1.2%	12/31/2021	$1.14	0	$0	0.25%	-1.0%	12/31/2021	$1.16	0	$0	0.00%	-0.7%
12/31/2020	1.15	0	0	0.50%	7.2%	12/31/2020	1.16	0	0	0.25%	7.5%	12/31/2020	1.17	0	0	0.00%	7.8%
12/31/2019	1.07	0	0	0.50%	5.2%	12/31/2019	1.07	0	0	0.25%	5.5%	12/31/2019	1.08	0	0	0.00%	5.8%
12/31/2018	1.02	0	0	0.50%	0.9%	12/31/2018	1.02	0	0	0.25%	1.1%	12/31/2018	1.02	0	0	0.00%	1.4%
12/31/2017	1.01	0	0	0.50%	0.6%	12/31/2017	1.01	0	0	0.25%	0.8%	12/31/2017	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	2.3%
2019	2.3%
2018	2.3%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Investment Income Builder Fund R6 Class - 06-39W (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	1.25%	19.0%	12/31/2021	$1.30	0	$0	1.00%	19.3%	12/31/2021	$1.31	0	$0	0.75%	19.6%
12/31/2020	1.08	0	0	1.25%	-1.6%	12/31/2020	1.09	0	0	1.00%	-1.3%	12/31/2020	1.10	0	0	0.75%	-1.1%
12/31/2019	1.10	0	0	1.25%	16.8%	12/31/2019	1.11	0	0	1.00%	17.1%	12/31/2019	1.11	0	0	0.75%	17.3%
12/31/2018	0.94	0	0	1.25%	-5.7%	12/31/2018	0.94	0	0	1.00%	-5.5%	12/31/2018	0.95	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	19.9%	12/31/2021	$1.34	0	$0	0.25%	20.2%	12/31/2021	$1.35	0	$0	0.00%	20.5%
12/31/2020	1.11	0	0	0.50%	-0.8%	12/31/2020	1.11	0	0	0.25%	-0.6%	12/31/2020	1.12	0	0	0.00%	-0.3%
12/31/2019	1.11	0	0	0.50%	17.6%	12/31/2019	1.12	0	0	0.25%	17.9%	12/31/2019	1.12	0	0	0.00%	18.2%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.1%	12/31/2018	0.95	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term U.S. Government Fund R3 Class - 06-104

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$276,981	$285,137	21,486
Receivables: investments sold	1,489
Payables: investments purchased	-
Net assets	$278,470

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$275,234	233,555	$1.18
Band 100	3,236	2,631	1.23
Band 75	-	-	1.28
Band 50	-	-	1.34
Band 25	-	-	1.40
Band 0	-	-	1.46
Total	$278,470	236,186

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,786
Mortality & expense charges			(4,450)
Net investment income (loss)			(664)

Gain (loss) on investments:
Net realized gain (loss)			(3,920)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,399)
Net gain (loss)			(12,319)

Increase (decrease) in net assets from operations			$(12,983)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(664)	$(182)
Net realized gain (loss)		(3,920)	3,372
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,399)	1,509

Increase (decrease) in net assets from operations		(12,983)	4,699

Contract owner transactions:
Proceeds from units sold		14,750	488,655
Cost of units redeemed		(241,705)	(183,789)
Account charges		(35)	(45)
Increase (decrease)		(226,990)	304,821
Net increase (decrease)		(239,973)	309,520
Net assets, beginning		518,443	208,923
Net assets, ending		$278,470	$518,443

Units sold		12,765	401,151
Units redeemed		(202,487)	(150,667)
Net increase (decrease)		(189,722)	250,484
Units outstanding, beginning		425,908	175,424
Units outstanding, ending		236,186	425,908

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,158,225
Cost of units redeemed/account charges			(1,909,895)
Net investment income (loss)			34,362
Net realized gain (loss)			1,737
Realized gain distributions			2,197
Net change in unrealized appreciation (depreciation)			(8,156)
Net assets			$278,470

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	234	$275	1.25%	-3.2%	12/31/2021	$1.23	3	$3	1.00%	-2.9%	12/31/2021	$1.28	0	$0	0.75%	-2.7%
12/31/2020	1.22	423	515	1.25%	2.4%	12/31/2020	1.27	3	4	1.00%	2.6%	12/31/2020	1.32	0	0	0.75%	2.9%
12/31/2019	1.19	166	198	1.25%	2.2%	12/31/2019	1.23	9	11	1.00%	2.5%	12/31/2019	1.28	0	0	0.75%	2.7%
12/31/2018	1.16	178	207	1.25%	-0.5%	12/31/2018	1.20	9	11	1.00%	-0.3%	12/31/2018	1.25	0	0	0.75%	0.0%
12/31/2017	1.17	181	211	1.25%	-0.7%	12/31/2017	1.21	9	11	1.00%	-0.4%	12/31/2017	1.25	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	0.50%	-2.4%	12/31/2021	$1.40	0	$0	0.25%	-2.2%	12/31/2021	$1.46	0	$0	0.00%	-1.9%
12/31/2020	1.37	0	0	0.50%	3.2%	12/31/2020	1.43	0	0	0.25%	3.4%	12/31/2020	1.49	0	0	0.00%	3.7%
12/31/2019	1.33	0	0	0.50%	3.0%	12/31/2019	1.38	0	0	0.25%	3.3%	12/31/2019	1.43	0	0	0.00%	3.5%
12/31/2018	1.29	0	0	0.50%	0.2%	12/31/2018	1.34	0	0	0.25%	0.5%	12/31/2018	1.39	0	0	0.00%	0.7%
12/31/2017	1.29	0	0	0.50%	0.1%	12/31/2017	1.33	0	0	0.25%	0.3%	12/31/2017	1.38	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.0%
2019	1.7%
2018	1.6%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Developing World R6 Class - 06-4GW (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	1.25%	-3.8%	12/31/2021	$1.16	0	$0	1.00%	-3.5%	12/31/2021	$1.17	0	$0	0.75%	-3.3%
12/31/2020	1.20	0	0	1.25%	20.1%	12/31/2020	1.20	0	0	1.00%	20.3%	12/31/2020	1.21	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	0.50%	-3.0%	12/31/2021	$1.18	0	$0	0.25%	-2.8%	12/31/2021	$1.18	0	$0	0.00%	-2.6%
12/31/2020	1.21	0	0	0.50%	20.9%	12/31/2020	1.21	0	0	0.25%	21.2%	12/31/2020	1.21	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Intl Growth R6 Class - 06-4GX (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	1.25%	-5.3%	12/31/2021	$1.23	0	$0	1.00%	-5.0%	12/31/2021	$1.24	0	$0	0.75%	-4.8%
12/31/2020	1.29	0	0	1.25%	29.2%	12/31/2020	1.30	0	0	1.00%	29.5%	12/31/2020	1.30	0	0	0.75%	29.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	0.50%	-4.6%	12/31/2021	$1.25	0	$0	0.25%	-4.3%	12/31/2021	$1.25	0	$0	0.00%	-4.1%
12/31/2020	1.30	0	0	0.50%	30.1%	12/31/2020	1.30	0	0	0.25%	30.4%	12/31/2020	1.31	0	0	0.00%	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Strategic Income R6 Class - 06-4XJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,590,021	$21,782,020	1,793,254
Receivables: investments sold	431,146
Payables: investments purchased	-
Net assets	$22,021,167

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,021,167	21,928,716	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$22,021,167	21,928,716

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$157,804
Mortality & expense charges			(59,004)
Net investment income (loss)			98,800

Gain (loss) on investments:
Net realized gain (loss)			(1,731)
Realized gain distributions			48,607
Net change in unrealized appreciation (depreciation)			(191,999)
Net gain (loss)			(145,123)

Increase (decrease) in net assets from operations			$(46,323)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$98,800	$-
Net realized gain (loss)		(1,731)	-
Realized gain distributions		48,607	-
Net change in unrealized appreciation (depreciation)		(191,999)	-

Increase (decrease) in net assets from operations		(46,323)	-

Contract owner transactions:
Proceeds from units sold		22,613,177	-
Cost of units redeemed		(528,109)	-
Account charges		(17,578)	-
Increase (decrease)		22,067,490	-
Net increase (decrease)		22,021,167	-
Net assets, beginning		-	-
Net assets, ending		$22,021,167	$-

Units sold		22,524,933	-
Units redeemed		(596,217)	-
Net increase (decrease)		21,928,716	-
Units outstanding, beginning		-	-
Units outstanding, ending		21,928,716	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$22,613,177
Cost of units redeemed/account charges			(545,687)
Net investment income (loss)			98,800
Net realized gain (loss)			(1,731)
Realized gain distributions			48,607
Net change in unrealized appreciation (depreciation)			(191,999)
Net assets			$22,021,167

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	21,929	$22,021	1.25%	0.4%	12/31/2021	$1.01	0	$0	1.00%	0.6%	12/31/2021	$1.01	0	$0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	0.8%	12/31/2021	$1.01	0	$0	0.25%	1.0%	12/31/2021	$1.01	0	$0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Value Fund R3 Class - 06-109

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$359,631	$283,613	4,944
Receivables: investments sold	248
Payables: investments purchased	-
Net assets	$359,879

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$300,831	93,699	$3.21
Band 100	59,048	17,624	3.35
Band 75	-	-	3.50
Band 50	-	-	3.65
Band 25	-	-	3.81
Band 0	-	-	3.97
Total	$359,879	111,323

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,267
Mortality & expense charges			(4,276)
Net investment income (loss)			(3,009)

Gain (loss) on investments:
Net realized gain (loss)			7,758
Realized gain distributions			96,313
Net change in unrealized appreciation (depreciation)			(60,606)
Net gain (loss)			43,465

Increase (decrease) in net assets from operations			$40,456

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,009)	$(3,855)
Net realized gain (loss)		7,758	7,401
Realized gain distributions		96,313	-
Net change in unrealized appreciation (depreciation)		(60,606)	27,214

Increase (decrease) in net assets from operations		40,456	30,760

Contract owner transactions:
Proceeds from units sold		3,858	24,788
Cost of units redeemed		(13,946)	(18,760)
Account charges		(75)	(108)
Increase (decrease)		(10,163)	5,920
Net increase (decrease)		30,293	36,680
Net assets, beginning		329,586	292,906
Net assets, ending		$359,879	$329,586

Units sold		1,251	9,794
Units redeemed		(4,560)	(7,941)
Net increase (decrease)		(3,309)	1,853
Units outstanding, beginning		114,632	112,779
Units outstanding, ending		111,323	114,632

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,302,257
Cost of units redeemed/account charges			(5,499,133)
Net investment income (loss)			(107,000)
Net realized gain (loss)			387,096
Realized gain distributions			200,641
Net change in unrealized appreciation (depreciation)			76,018
Net assets			$359,879

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.21	94	$301	1.25%	12.4%	12/31/2021	$3.35	18	$59	1.00%	12.7%	12/31/2021	$3.50	0	$0	0.75%	12.9%
12/31/2020	2.86	97	277	1.25%	10.5%	12/31/2020	2.97	18	52	1.00%	10.8%	12/31/2020	3.10	0	0	0.75%	11.1%
12/31/2019	2.59	99	257	1.25%	27.3%	12/31/2019	2.68	13	36	1.00%	27.6%	12/31/2019	2.79	0	0	0.75%	27.9%
12/31/2018	2.03	123	251	1.25%	-10.8%	12/31/2018	2.10	18	39	1.00%	-10.6%	12/31/2018	2.18	0	0	0.75%	-10.4%
12/31/2017	2.28	145	331	1.25%	21.8%	12/31/2017	2.35	20	48	1.00%	22.1%	12/31/2017	2.43	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.65	0	$0	0.50%	13.2%	12/31/2021	$3.81	0	$0	0.25%	13.5%	12/31/2021	$3.97	0	$0	0.00%	13.8%
12/31/2020	3.22	0	0	0.50%	11.3%	12/31/2020	3.35	0	0	0.25%	11.6%	12/31/2020	3.49	0	0	0.00%	11.9%
12/31/2019	2.89	0	0	0.50%	28.2%	12/31/2019	3.01	0	0	0.25%	28.5%	12/31/2019	3.12	0	0	0.00%	28.9%
12/31/2018	2.26	0	0	0.50%	-10.2%	12/31/2018	2.34	0	0	0.25%	-9.9%	12/31/2018	2.42	0	0	0.00%	-9.7%
12/31/2017	2.51	0	0	0.50%	22.7%	12/31/2017	2.60	0	0	0.25%	23.0%	12/31/2017	2.68	0	0	0.00%	23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	-0.2%
2019	0.4%
2018	0.3%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Core Growth Fund R5 Class - 06-314

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$905,131	$901,810	23,888
Receivables: investments sold	-
Payables: investments purchased	(3,356)
Net assets	$901,775

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$901,775	340,427	$2.65
Band 100	-	-	2.75
Band 75	-	-	2.85
Band 50	-	-	2.96
Band 25	-	-	3.07
Band 0	-	-	3.18
Total	$901,775	340,427

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(16,321)
Net investment income (loss)			(16,321)

Gain (loss) on investments:
Net realized gain (loss)			136,444
Realized gain distributions			378,663
Net change in unrealized appreciation (depreciation)			(569,681)
Net gain (loss)			(54,574)

Increase (decrease) in net assets from operations			$(70,895)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,321)	$(15,218)
Net realized gain (loss)		136,444	213,548
Realized gain distributions		378,663	74,633
Net change in unrealized appreciation (depreciation)		(569,681)	157,115

Increase (decrease) in net assets from operations		(70,895)	430,078

Contract owner transactions:
Proceeds from units sold		97,841	62,018
Cost of units redeemed		(512,927)	(391,987)
Account charges		(498)	(687)
Increase (decrease)		(415,584)	(330,656)
Net increase (decrease)		(486,479)	99,422
Net assets, beginning		1,388,254	1,288,832
Net assets, ending		$901,775	$1,388,254

Units sold		34,980	72,720
Units redeemed		(191,416)	(223,142)
Net increase (decrease)		(156,436)	(150,422)
Units outstanding, beginning		496,863	647,285
Units outstanding, ending		340,427	496,863

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$20,630,622
Cost of units redeemed/account charges			(19,869,142)
Net investment income (loss)			(578,970)
Net realized gain (loss)			161,266
Realized gain distributions			554,678
Net change in unrealized appreciation (depreciation)			3,321
Net assets			$901,775

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.65	340	$902	1.25%	-5.2%	12/31/2021	$2.75	0	$0	1.00%	-5.0%	12/31/2021	$2.85	0	$0	0.75%	-4.7%
12/31/2020	2.79	497	1,388	1.25%	40.3%	12/31/2020	2.89	0	0	1.00%	40.7%	12/31/2020	2.99	0	0	0.75%	41.0%
12/31/2019	1.99	647	1,289	1.25%	27.8%	12/31/2019	2.05	0	0	1.00%	28.1%	12/31/2019	2.12	0	0	0.75%	28.4%
12/31/2018	1.56	682	1,063	1.25%	-3.5%	12/31/2018	1.60	0	0	1.00%	-3.2%	12/31/2018	1.65	0	0	0.75%	-3.0%
12/31/2017	1.61	774	1,249	1.25%	22.9%	12/31/2017	1.66	0	0	1.00%	23.2%	12/31/2017	1.70	0	0	0.75%	23.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.96	0	$0	0.50%	-4.5%	12/31/2021	$3.07	0	$0	0.25%	-4.2%	12/31/2021	$3.18	0	$0	0.00%	-4.0%
12/31/2020	3.09	0	0	0.50%	41.4%	12/31/2020	3.20	0	0	0.25%	41.7%	12/31/2020	3.31	0	0	0.00%	42.1%
12/31/2019	2.19	0	0	0.50%	28.7%	12/31/2019	2.26	0	0	0.25%	29.1%	12/31/2019	2.33	0	0	0.00%	29.4%
12/31/2018	1.70	0	0	0.50%	-2.7%	12/31/2018	1.75	0	0	0.25%	-2.5%	12/31/2018	1.80	0	0	0.00%	-2.2%
12/31/2017	1.75	0	0	0.50%	23.8%	12/31/2017	1.79	0	0	0.25%	24.1%	12/31/2017	1.84	0	0	0.00%	24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Growth & Income Fund Retirement Class - 06-433

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$944,963	$894,714	55,140
Receivables: investments sold	29,928
Payables: investments purchased	-
Net assets	$974,891

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$974,891	221,817	$4.40
Band 100	-	-	4.53
Band 75	-	-	4.67
Band 50	-	-	4.81
Band 25	-	-	4.96
Band 0	-	-	5.11
Total	$974,891	221,817

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,433
Mortality & expense charges			(12,827)
Net investment income (loss)			(7,394)

Gain (loss) on investments:
Net realized gain (loss)			309,086
Realized gain distributions			145,891
Net change in unrealized appreciation (depreciation)			(211,855)
Net gain (loss)			243,122

Increase (decrease) in net assets from operations			$235,728

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,394)	$(3,346)
Net realized gain (loss)		309,086	46,001
Realized gain distributions		145,891	91,207
Net change in unrealized appreciation (depreciation)		(211,855)	130,112

Increase (decrease) in net assets from operations		235,728	263,974

Contract owner transactions:
Proceeds from units sold		398,581	389,862
Cost of units redeemed		(1,298,607)	(343,346)
Account charges		(589)	(301)
Increase (decrease)		(900,615)	46,215
Net increase (decrease)		(664,887)	310,189
Net assets, beginning		1,639,778	1,329,589
Net assets, ending		$974,891	$1,639,778

Units sold		101,471	128,241
Units redeemed		(340,445)	(110,919)
Net increase (decrease)		(238,974)	17,322
Units outstanding, beginning		460,791	443,469
Units outstanding, ending		221,817	460,791

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,899,440
Cost of units redeemed/account charges			(9,574,073)
Net investment income (loss)			(71,913)
Net realized gain (loss)			1,378,196
Realized gain distributions			1,292,992
Net change in unrealized appreciation (depreciation)			50,249
Net assets			$974,891

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.40	222	$975	1.25%	23.5%	12/31/2021	$4.53	0	$0	1.00%	23.8%	12/31/2021	$4.67	0	$0	0.75%	24.1%
12/31/2020	3.56	461	1,640	1.25%	18.7%	12/31/2020	3.66	0	0	1.00%	19.0%	12/31/2020	3.76	0	0	0.75%	19.3%
12/31/2019	3.00	443	1,330	1.25%	28.3%	12/31/2019	3.07	0	0	1.00%	28.6%	12/31/2019	3.15	0	0	0.75%	28.9%
12/31/2018	2.34	465	1,086	1.25%	-8.5%	12/31/2018	2.39	0	0	1.00%	-8.3%	12/31/2018	2.44	0	0	0.75%	-8.1%
12/31/2017	2.55	1,245	3,181	1.25%	22.2%	12/31/2017	2.61	0	0	1.00%	22.6%	12/31/2017	2.66	0	0	0.75%	22.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.81	0	$0	0.50%	24.4%	12/31/2021	$4.96	0	$0	0.25%	24.7%	12/31/2021	$5.11	0	$0	0.00%	25.1%
12/31/2020	3.87	0	0	0.50%	19.6%	12/31/2020	3.97	0	0	0.25%	19.9%	12/31/2020	4.09	0	0	0.00%	20.2%
12/31/2019	3.23	0	0	0.50%	29.3%	12/31/2019	3.31	0	0	0.25%	29.6%	12/31/2019	3.40	0	0	0.00%	29.9%
12/31/2018	2.50	0	0	0.50%	-7.8%	12/31/2018	2.56	0	0	0.25%	-7.6%	12/31/2018	2.62	0	0	0.00%	-7.4%
12/31/2017	2.71	0	0	0.50%	23.2%	12/31/2017	2.77	0	0	0.25%	23.5%	12/31/2017	2.82	0	0	0.00%	23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.9%
2019	1.2%
2018	1.0%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF International Equity Index fund Retirement Class - 06-428

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,432,980	$4,097,173	189,802
Receivables: investments sold	19,780
Payables: investments purchased	-
Net assets	$4,452,760

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,334,099	2,444,103	$1.77
Band 100	-	-	1.83
Band 75	-	-	1.88
Band 50	-	-	1.94
Band 25	-	-	2.00
Band 0	118,661	57,567	2.06
Total	$4,452,760	2,501,670

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$214,122
Mortality & expense charges			(108,238)
Net investment income (loss)			105,884

Gain (loss) on investments:
Net realized gain (loss)			1,305,246
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(597,049)
Net gain (loss)			708,197

Increase (decrease) in net assets from operations			$814,081

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$105,884	$49,898
Net realized gain (loss)		1,305,246	(161,388)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(597,049)	554,861

Increase (decrease) in net assets from operations		814,081	443,371

Contract owner transactions:
Proceeds from units sold		3,414,747	6,022,521
Cost of units redeemed		(8,441,239)	(3,531,634)
Account charges		(25,016)	(14,121)
Increase (decrease)		(5,051,508)	2,476,766
Net increase (decrease)		(4,237,427)	2,920,137
Net assets, beginning		8,690,187	5,770,050
Net assets, ending		$4,452,760	$8,690,187

Units sold		2,028,181	4,247,932
Units redeemed		(4,895,787)	(2,675,536)
Net increase (decrease)		(2,867,606)	1,572,396
Units outstanding, beginning		5,369,276	3,796,880
Units outstanding, ending		2,501,670	5,369,276

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$27,667,346
Cost of units redeemed/account charges			(26,080,171)
Net investment income (loss)			711,363
Net realized gain (loss)			1,812,555
Realized gain distributions			5,860
Net change in unrealized appreciation (depreciation)			335,807
Net assets			$4,452,760

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	2,444	$4,334	1.25%	9.7%	12/31/2021	$1.83	0	$0	1.00%	10.0%	12/31/2021	$1.88	0	$0	0.75%	10.2%
12/31/2020	1.62	5,327	8,613	1.25%	6.5%	12/31/2020	1.66	0	0	1.00%	6.8%	12/31/2020	1.71	0	0	0.75%	7.1%
12/31/2019	1.52	3,760	5,706	1.25%	20.0%	12/31/2019	1.56	0	0	1.00%	20.3%	12/31/2019	1.60	0	0	0.75%	20.6%
12/31/2018	1.26	3,989	5,044	1.25%	-14.6%	12/31/2018	1.29	0	0	1.00%	-14.4%	12/31/2018	1.32	0	0	0.75%	-14.2%
12/31/2017	1.48	5,563	8,237	1.25%	23.5%	12/31/2017	1.51	0	0	1.00%	23.8%	12/31/2017	1.54	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.94	0	$0	0.50%	10.5%	12/31/2021	$2.00	0	$0	0.25%	10.8%	12/31/2021	$2.06	58	$119	0.00%	11.1%
12/31/2020	1.76	0	0	0.50%	7.3%	12/31/2020	1.81	0	0	0.25%	7.6%	12/31/2020	1.86	42	78	0.00%	7.9%
12/31/2019	1.64	0	0	0.50%	20.9%	12/31/2019	1.68	0	0	0.25%	21.2%	12/31/2019	1.72	37	64	0.00%	21.6%
12/31/2018	1.35	0	0	0.50%	-14.0%	12/31/2018	1.38	0	0	0.25%	-13.8%	12/31/2018	1.42	31	45	0.00%	-13.5%
12/31/2017	1.57	0	0	0.50%	24.4%	12/31/2017	1.60	0	0	0.25%	24.7%	12/31/2017	1.64	26	43	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.3%
2020	2.0%
2019	3.0%
2018	2.3%
2017	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,344,043	$14,001,932	399,426
Receivables: investments sold	-
Payables: investments purchased	(45,469)
Net assets	$23,298,574

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,298,574	3,774,754	$6.17
Band 100	-	-	6.36
Band 75	-	-	6.55
Band 50	-	-	6.76
Band 25	-	-	6.96
Band 0	-	-	7.17
Total	$23,298,574	3,774,754

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$132,017
Mortality & expense charges			(274,135)
Net investment income (loss)			(142,118)

Gain (loss) on investments:
Net realized gain (loss)			3,732,296
Realized gain distributions			1,684,828
Net change in unrealized appreciation (depreciation)			(239,568)
Net gain (loss)			5,177,556

Increase (decrease) in net assets from operations			$5,035,438

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(142,118)	$(142,172)
Net realized gain (loss)		3,732,296	2,461,823
Realized gain distributions		1,684,828	278,404
Net change in unrealized appreciation (depreciation)		(239,568)	3,891,706

Increase (decrease) in net assets from operations		5,035,438	6,489,761

Contract owner transactions:
Proceeds from units sold		3,511,023	6,481,441
Cost of units redeemed		(9,045,958)	(8,539,882)
Account charges		(7,736)	(6,432)
Increase (decrease)		(5,542,671)	(2,064,873)
Net increase (decrease)		(507,233)	4,424,888
Net assets, beginning		23,805,807	19,380,919
Net assets, ending		$23,298,574	$23,805,807

Units sold		685,410	1,627,080
Units redeemed		(1,756,046)	(2,160,436)
Net increase (decrease)		(1,070,636)	(533,356)
Units outstanding, beginning		4,845,390	5,378,746
Units outstanding, ending		3,774,754	4,845,390

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$50,336,191
Cost of units redeemed/account charges			(52,214,107)
Net investment income (loss)			(421,614)
Net realized gain (loss)			13,268,631
Realized gain distributions			2,987,362
Net change in unrealized appreciation (depreciation)			9,342,111
Net assets			$23,298,574

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.17	3,775	$23,299	1.25%	25.6%	12/31/2021	$6.36	0	$0	1.00%	25.9%	12/31/2021	$6.55	0	$0	0.75%	26.3%
12/31/2020	4.91	4,845	23,806	1.25%	36.4%	12/31/2020	5.05	0	0	1.00%	36.7%	12/31/2020	5.19	0	0	0.75%	37.0%
12/31/2019	3.60	5,379	19,381	1.25%	34.3%	12/31/2019	3.69	0	0	1.00%	34.6%	12/31/2019	3.79	0	0	0.75%	34.9%
12/31/2018	2.68	5,415	14,532	1.25%	-3.0%	12/31/2018	2.75	0	0	1.00%	-2.8%	12/31/2018	2.81	0	0	0.75%	-2.5%
12/31/2017	2.77	8,163	22,593	1.25%	28.2%	12/31/2017	2.82	0	0	1.00%	28.5%	12/31/2017	2.88	0	0	0.75%	28.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.76	0	$0	0.50%	26.6%	12/31/2021	$6.96	0	$0	0.25%	26.9%	12/31/2021	$7.17	0	$0	0.00%	27.2%
12/31/2020	5.34	0	0	0.50%	37.4%	12/31/2020	5.49	0	0	0.25%	37.7%	12/31/2020	5.64	0	0	0.00%	38.1%
12/31/2019	3.88	0	0	0.50%	35.3%	12/31/2019	3.98	0	0	0.25%	35.6%	12/31/2019	4.08	0	0	0.00%	36.0%
12/31/2018	2.87	0	0	0.50%	-2.3%	12/31/2018	2.94	0	0	0.25%	-2.1%	12/31/2018	3.00	0	0	0.00%	-1.8%
12/31/2017	2.94	0	0	0.50%	29.1%	12/31/2017	3.00	0	0	0.25%	29.5%	12/31/2017	3.06	0	0	0.00%	29.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.5%
2019	0.9%
2018	0.9%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,029,705	$5,673,485	280,112
Receivables: investments sold	-
Payables: investments purchased	(10,075)
Net assets	$7,019,630

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,019,630	2,129,545	$3.30
Band 100	-	-	3.40
Band 75	-	-	3.50
Band 50	-	-	3.61
Band 25	-	-	3.72
Band 0	-	-	3.83
Total	$7,019,630	2,129,545

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$106,566
Mortality & expense charges			(81,571)
Net investment income (loss)			24,995

Gain (loss) on investments:
Net realized gain (loss)			222,588
Realized gain distributions			126,545
Net change in unrealized appreciation (depreciation)			946,695
Net gain (loss)			1,295,828

Increase (decrease) in net assets from operations			$1,320,823

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,995	$48,556
Net realized gain (loss)		222,588	(46,020)
Realized gain distributions		126,545	-
Net change in unrealized appreciation (depreciation)		946,695	56,740

Increase (decrease) in net assets from operations		1,320,823	59,276

Contract owner transactions:
Proceeds from units sold		1,535,028	1,414,582
Cost of units redeemed		(1,580,757)	(1,512,738)
Account charges		(5,527)	(3,866)
Increase (decrease)		(51,256)	(102,022)
Net increase (decrease)		1,269,567	(42,746)
Net assets, beginning		5,750,063	5,792,809
Net assets, ending		$7,019,630	$5,750,063

Units sold		516,027	606,570
Units redeemed		(535,679)	(651,670)
Net increase (decrease)		(19,652)	(45,100)
Units outstanding, beginning		2,149,197	2,194,297
Units outstanding, ending		2,129,545	2,149,197

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$45,014,882
Cost of units redeemed/account charges			(46,504,617)
Net investment income (loss)			899,686
Net realized gain (loss)			3,943,784
Realized gain distributions			2,309,675
Net change in unrealized appreciation (depreciation)			1,356,220
Net assets			$7,019,630

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.30	2,130	$7,020	1.25%	23.2%	12/31/2021	$3.40	0	$0	1.00%	23.5%	12/31/2021	$3.50	0	$0	0.75%	23.8%
12/31/2020	2.68	2,149	5,750	1.25%	1.3%	12/31/2020	2.75	0	0	1.00%	1.6%	12/31/2020	2.83	0	0	0.75%	1.9%
12/31/2019	2.64	2,194	5,793	1.25%	24.5%	12/31/2019	2.71	0	0	1.00%	24.8%	12/31/2019	2.78	0	0	0.75%	25.1%
12/31/2018	2.12	8,768	18,588	1.25%	-9.7%	12/31/2018	2.17	0	0	1.00%	-9.4%	12/31/2018	2.22	0	0	0.75%	-9.2%
12/31/2017	2.35	10,345	24,281	1.25%	11.9%	12/31/2017	2.39	0	0	1.00%	12.2%	12/31/2017	2.44	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.61	0	$0	0.50%	24.1%	12/31/2021	$3.72	0	$0	0.25%	24.4%	12/31/2021	$3.83	0	$0	0.00%	24.8%
12/31/2020	2.91	0	0	0.50%	2.1%	12/31/2020	2.99	0	0	0.25%	2.4%	12/31/2020	3.07	0	0	0.00%	2.6%
12/31/2019	2.85	0	0	0.50%	25.5%	12/31/2019	2.92	0	0	0.25%	25.8%	12/31/2019	2.99	0	0	0.00%	26.1%
12/31/2018	2.27	0	0	0.50%	-9.0%	12/31/2018	2.32	0	0	0.25%	-8.8%	12/31/2018	2.37	0	0	0.00%	-8.5%
12/31/2017	2.49	0	0	0.50%	12.7%	12/31/2017	2.54	0	0	0.25%	13.0%	12/31/2017	2.59	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	2.0%
2019	4.1%
2018	2.1%
2017	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,990,252	$5,346,890	337,758
Receivables: investments sold	-
Payables: investments purchased	(8,552)
Net assets	$5,981,700

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,543,430	3,692,176	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.56
Band 50	-	-	1.60
Band 25	-	-	1.63
Band 0	438,270	263,768	1.66
Total	$5,981,700	3,955,944

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$110,100
Mortality & expense charges			(78,489)
Net investment income (loss)			31,611

Gain (loss) on investments:
Net realized gain (loss)			491,332
Realized gain distributions			155,913
Net change in unrealized appreciation (depreciation)			(301,903)
Net gain (loss)			345,342

Increase (decrease) in net assets from operations			$376,953

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,611	$33,283
Net realized gain (loss)		491,332	449,678
Realized gain distributions		155,913	46,494
Net change in unrealized appreciation (depreciation)		(301,903)	280,767

Increase (decrease) in net assets from operations		376,953	810,222

Contract owner transactions:
Proceeds from units sold		1,002,313	2,995,044
Cost of units redeemed		(3,199,839)	(3,538,025)
Account charges		(7,046)	(7,203)
Increase (decrease)		(2,204,572)	(550,184)
Net increase (decrease)		(1,827,619)	260,038
Net assets, beginning		7,809,319	7,549,281
Net assets, ending		$5,981,700	$7,809,319

Units sold		688,270	2,290,814
Units redeemed		(2,193,074)	(2,618,332)
Net increase (decrease)		(1,504,804)	(327,518)
Units outstanding, beginning		5,460,748	5,788,266
Units outstanding, ending		3,955,944	5,460,748

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,398,168
Cost of units redeemed/account charges			(28,811,094)
Net investment income (loss)			370,457
Net realized gain (loss)			2,046,213
Realized gain distributions			334,594
Net change in unrealized appreciation (depreciation)			643,362
Net assets			$5,981,700

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	3,692	$5,543	1.25%	5.4%	12/31/2021	$1.53	0	$0	1.00%	5.7%	12/31/2021	$1.56	0	$0	0.75%	5.9%
12/31/2020	1.42	5,219	7,432	1.25%	10.2%	12/31/2020	1.45	0	0	1.00%	10.5%	12/31/2020	1.48	0	0	0.75%	10.8%
12/31/2019	1.29	5,102	6,592	1.25%	13.9%	12/31/2019	1.31	0	0	1.00%	14.2%	12/31/2019	1.33	0	0	0.75%	14.5%
12/31/2018	1.13	4,858	5,510	1.25%	-4.4%	12/31/2018	1.15	0	0	1.00%	-4.1%	12/31/2018	1.16	0	0	0.75%	-3.9%
12/31/2017	1.19	8,910	10,567	1.25%	9.5%	12/31/2017	1.20	0	0	1.00%	9.7%	12/31/2017	1.21	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	0	$0	0.50%	6.2%	12/31/2021	$1.63	0	$0	0.25%	6.5%	12/31/2021	$1.66	264	$438	0.00%	6.7%
12/31/2020	1.50	0	0	0.50%	11.1%	12/31/2020	1.53	0	0	0.25%	11.3%	12/31/2020	1.56	242	377	0.00%	11.6%
12/31/2019	1.35	0	0	0.50%	14.8%	12/31/2019	1.37	0	0	0.25%	15.1%	12/31/2019	1.39	687	958	0.00%	15.3%
12/31/2018	1.18	0	0	0.50%	-3.6%	12/31/2018	1.19	0	0	0.25%	-3.4%	12/31/2018	1.21	605	732	0.00%	-3.1%
12/31/2017	1.22	0	0	0.50%	10.3%	12/31/2017	1.24	0	0	0.25%	10.5%	12/31/2017	1.25	559	697	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.5%
2019	2.1%
2018	1.6%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,171,821	$8,663,434	543,412
Receivables: investments sold	6,303
Payables: investments purchased	-
Net assets	$10,178,124

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,553,960	6,136,800	$1.56
Band 100	-	-	1.59
Band 75	-	-	1.62
Band 50	-	-	1.65
Band 25	-	-	1.69
Band 0	624,164	362,288	1.72
Total	$10,178,124	6,499,088

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$190,198
Mortality & expense charges			(155,253)
Net investment income (loss)			34,945

Gain (loss) on investments:
Net realized gain (loss)			1,270,338
Realized gain distributions			312,795
Net change in unrealized appreciation (depreciation)			(781,363)
Net gain (loss)			801,770

Increase (decrease) in net assets from operations			$836,715

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,945	$61,461
Net realized gain (loss)		1,270,338	594,492
Realized gain distributions		312,795	125,356
Net change in unrealized appreciation (depreciation)		(781,363)	602,714

Increase (decrease) in net assets from operations		836,715	1,384,023

Contract owner transactions:
Proceeds from units sold		1,510,946	2,872,807
Cost of units redeemed		(6,650,465)	(5,894,036)
Account charges		(12,883)	(14,261)
Increase (decrease)		(5,152,402)	(3,035,490)
Net increase (decrease)		(4,315,687)	(1,651,467)
Net assets, beginning		14,493,811	16,145,278
Net assets, ending		$10,178,124	$14,493,811

Units sold		1,014,973	2,163,047
Units redeemed		(4,375,854)	(4,433,746)
Net increase (decrease)		(3,360,881)	(2,270,699)
Units outstanding, beginning		9,859,969	12,130,668
Units outstanding, ending		6,499,088	9,859,969

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$64,424,412
Cost of units redeemed/account charges			(61,706,966)
Net investment income (loss)			858,515
Net realized gain (loss)			4,315,189
Realized gain distributions			778,587
Net change in unrealized appreciation (depreciation)			1,508,387
Net assets			$10,178,124

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	6,137	$9,554	1.25%	6.3%	12/31/2021	$1.59	0	$0	1.00%	6.6%	12/31/2021	$1.62	0	$0	0.75%	6.8%
12/31/2020	1.46	9,478	13,882	1.25%	10.9%	12/31/2020	1.49	0	0	1.00%	11.2%	12/31/2020	1.52	0	0	0.75%	11.4%
12/31/2019	1.32	10,983	14,508	1.25%	14.9%	12/31/2019	1.34	0	0	1.00%	15.2%	12/31/2019	1.36	0	0	0.75%	15.5%
12/31/2018	1.15	11,547	13,272	1.25%	-4.7%	12/31/2018	1.16	0	0	1.00%	-4.5%	12/31/2018	1.18	0	0	0.75%	-4.2%
12/31/2017	1.21	20,285	24,467	1.25%	10.6%	12/31/2017	1.22	0	0	1.00%	10.9%	12/31/2017	1.23	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	0	$0	0.50%	7.1%	12/31/2021	$1.69	0	$0	0.25%	7.4%	12/31/2021	$1.72	362	$624	0.00%	7.6%
12/31/2020	1.54	0	0	0.50%	11.7%	12/31/2020	1.57	0	0	0.25%	12.0%	12/31/2020	1.60	382	612	0.00%	12.3%
12/31/2019	1.38	0	0	0.50%	15.8%	12/31/2019	1.40	0	0	0.25%	16.1%	12/31/2019	1.43	1,148	1,637	0.00%	16.4%
12/31/2018	1.19	0	0	0.50%	-4.0%	12/31/2018	1.21	0	0	0.25%	-3.7%	12/31/2018	1.23	1,350	1,654	0.00%	-3.5%
12/31/2017	1.24	0	0	0.50%	11.4%	12/31/2017	1.26	0	0	0.25%	11.7%	12/31/2017	1.27	1,562	1,983	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.5%
2019	2.0%
2018	1.6%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,293,467	$31,278,522	1,889,258
Receivables: investments sold	20,692
Payables: investments purchased	-
Net assets	$38,314,159

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,476,856	22,533,673	$1.62
Band 100	-	-	1.65
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.76
Band 0	1,837,303	1,025,597	1.79
Total	$38,314,159	23,559,270

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$679,925
Mortality & expense charges			(515,612)
Net investment income (loss)			164,313

Gain (loss) on investments:
Net realized gain (loss)			3,978,780
Realized gain distributions			1,157,417
Net change in unrealized appreciation (depreciation)			(2,199,891)
Net gain (loss)			2,936,306

Increase (decrease) in net assets from operations			$3,100,619

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$164,313	$181,383
Net realized gain (loss)		3,978,780	2,257,272
Realized gain distributions		1,157,417	251,617
Net change in unrealized appreciation (depreciation)		(2,199,891)	2,485,798

Increase (decrease) in net assets from operations		3,100,619	5,176,070

Contract owner transactions:
Proceeds from units sold		4,710,406	6,580,648
Cost of units redeemed		(19,352,752)	(20,226,856)
Account charges		(44,264)	(46,067)
Increase (decrease)		(14,686,610)	(13,692,275)
Net increase (decrease)		(11,585,991)	(8,516,205)
Net assets, beginning		49,900,150	58,416,355
Net assets, ending		$38,314,159	$49,900,150

Units sold		3,003,048	4,975,774
Units redeemed		(12,368,027)	(14,729,607)
Net increase (decrease)		(9,364,979)	(9,753,833)
Units outstanding, beginning		32,924,249	42,678,082
Units outstanding, ending		23,559,270	32,924,249

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$161,972,686
Cost of units redeemed/account charges			(148,495,329)
Net investment income (loss)			2,646,994
Net realized gain (loss)			13,033,726
Realized gain distributions			2,141,137
Net change in unrealized appreciation (depreciation)			7,014,945
Net assets			$38,314,159

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.62	22,534	$36,477	1.25%	7.1%	12/31/2021	$1.65	0	$0	1.00%	7.4%	12/31/2021	$1.69	0	$0	0.75%	7.7%
12/31/2020	1.51	31,835	48,101	1.25%	11.4%	12/31/2020	1.54	0	0	1.00%	11.7%	12/31/2020	1.57	0	0	0.75%	12.0%
12/31/2019	1.36	37,535	50,890	1.25%	16.1%	12/31/2019	1.38	0	0	1.00%	16.4%	12/31/2019	1.40	0	0	0.75%	16.7%
12/31/2018	1.17	33,073	38,611	1.25%	-5.2%	12/31/2018	1.18	0	0	1.00%	-4.9%	12/31/2018	1.20	0	0	0.75%	-4.7%
12/31/2017	1.23	51,803	63,775	1.25%	12.0%	12/31/2017	1.24	0	0	1.00%	12.2%	12/31/2017	1.26	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.72	0	$0	0.50%	7.9%	12/31/2021	$1.76	0	$0	0.25%	8.2%	12/31/2021	$1.79	1,026	$1,837	0.00%	8.5%
12/31/2020	1.59	0	0	0.50%	12.3%	12/31/2020	1.62	0	0	0.25%	12.6%	12/31/2020	1.65	1,089	1,799	0.00%	12.8%
12/31/2019	1.42	0	0	0.50%	17.0%	12/31/2019	1.44	0	0	0.25%	17.3%	12/31/2019	1.46	5,143	7,526	0.00%	17.6%
12/31/2018	1.21	0	0	0.50%	-4.5%	12/31/2018	1.23	0	0	0.25%	-4.2%	12/31/2018	1.24	5,531	6,883	0.00%	-4.0%
12/31/2017	1.27	0	0	0.50%	12.8%	12/31/2017	1.28	0	0	0.25%	13.1%	12/31/2017	1.30	6,273	8,129	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.4%
2019	2.2%
2018	1.6%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,512,472	$54,197,239	3,064,601
Receivables: investments sold	-
Payables: investments purchased	(355,729)
Net assets	$68,156,743

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,379,011	38,995,966	$1.70
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.81
Band 25	-	-	1.85
Band 0	1,777,732	943,671	1.88
Total	$68,156,743	39,939,637

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,158,093
Mortality & expense charges			(887,043)
Net investment income (loss)			271,050

Gain (loss) on investments:
Net realized gain (loss)			5,378,378
Realized gain distributions			1,308,440
Net change in unrealized appreciation (depreciation)			(959,220)
Net gain (loss)			5,727,598

Increase (decrease) in net assets from operations			$5,998,648

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$271,050	$292,834
Net realized gain (loss)		5,378,378	3,268,373
Realized gain distributions		1,308,440	306,241
Net change in unrealized appreciation (depreciation)		(959,220)	4,212,363

Increase (decrease) in net assets from operations		5,998,648	8,079,811

Contract owner transactions:
Proceeds from units sold		11,460,059	12,240,620
Cost of units redeemed		(24,260,304)	(26,369,276)
Account charges		(62,858)	(66,845)
Increase (decrease)		(12,863,103)	(14,195,501)
Net increase (decrease)		(6,864,455)	(6,115,690)
Net assets, beginning		75,021,198	81,136,888
Net assets, ending		$68,156,743	$75,021,198

Units sold		7,028,242	8,683,482
Units redeemed		(14,823,209)	(18,464,684)
Net increase (decrease)		(7,794,967)	(9,781,202)
Units outstanding, beginning		47,734,604	57,515,806
Units outstanding, ending		39,939,637	47,734,604

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$177,282,482
Cost of units redeemed/account charges			(145,264,746)
Net investment income (loss)			3,272,070
Net realized gain (loss)			16,198,555
Realized gain distributions			2,353,149
Net change in unrealized appreciation (depreciation)			14,315,233
Net assets			$68,156,743

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	38,996	$66,379	1.25%	8.5%	12/31/2021	$1.74	0	$0	1.00%	8.8%	12/31/2021	$1.77	0	$0	0.75%	9.0%
12/31/2020	1.57	46,883	73,561	1.25%	12.3%	12/31/2020	1.60	0	0	1.00%	12.6%	12/31/2020	1.63	0	0	0.75%	12.8%
12/31/2019	1.40	50,636	70,760	1.25%	17.8%	12/31/2019	1.42	0	0	1.00%	18.1%	12/31/2019	1.44	0	0	0.75%	18.4%
12/31/2018	1.19	46,119	54,714	1.25%	-5.8%	12/31/2018	1.20	0	0	1.00%	-5.6%	12/31/2018	1.22	0	0	0.75%	-5.4%
12/31/2017	1.26	57,702	72,700	1.25%	13.7%	12/31/2017	1.27	0	0	1.00%	13.9%	12/31/2017	1.29	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.81	0	$0	0.50%	9.3%	12/31/2021	$1.85	0	$0	0.25%	9.6%	12/31/2021	$1.88	944	$1,778	0.00%	9.9%
12/31/2020	1.65	0	0	0.50%	13.1%	12/31/2020	1.68	0	0	0.25%	13.4%	12/31/2020	1.71	851	1,460	0.00%	13.7%
12/31/2019	1.46	0	0	0.50%	18.7%	12/31/2019	1.49	0	0	0.25%	19.0%	12/31/2019	1.51	6,879	10,377	0.00%	19.3%
12/31/2018	1.23	0	0	0.50%	-5.1%	12/31/2018	1.25	0	0	0.25%	-4.9%	12/31/2018	1.26	7,089	8,965	0.00%	-4.6%
12/31/2017	1.30	0	0	0.50%	14.5%	12/31/2017	1.31	0	0	0.25%	14.8%	12/31/2017	1.33	6,816	9,040	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.4%
2019	2.2%
2018	1.8%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,660,645	$55,013,588	2,959,366
Receivables: investments sold	44,800
Payables: investments purchased	-
Net assets	$71,705,445

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,452,597	38,196,926	$1.79
Band 100	-	-	1.83
Band 75	-	-	1.87
Band 50	-	-	1.90
Band 25	-	-	1.94
Band 0	3,252,848	1,640,163	1.98
Total	$71,705,445	39,837,089

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,183,066
Mortality & expense charges			(834,738)
Net investment income (loss)			348,328

Gain (loss) on investments:
Net realized gain (loss)			3,891,139
Realized gain distributions			905,104
Net change in unrealized appreciation (depreciation)			1,599,720
Net gain (loss)			6,395,963

Increase (decrease) in net assets from operations			$6,744,291

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$348,328	$255,656
Net realized gain (loss)		3,891,139	3,138,526
Realized gain distributions		905,104	246,068
Net change in unrealized appreciation (depreciation)		1,599,720	4,626,701

Increase (decrease) in net assets from operations		6,744,291	8,266,951

Contract owner transactions:
Proceeds from units sold		12,553,519	10,665,399
Cost of units redeemed		(17,431,182)	(24,258,480)
Account charges		(67,895)	(67,140)
Increase (decrease)		(4,945,558)	(13,660,221)
Net increase (decrease)		1,798,733	(5,393,270)
Net assets, beginning		69,906,712	75,299,982
Net assets, ending		$71,705,445	$69,906,712

Units sold		7,347,916	7,456,182
Units redeemed		(10,267,835)	(16,414,342)
Net increase (decrease)		(2,919,919)	(8,958,160)
Units outstanding, beginning		42,757,008	51,715,168
Units outstanding, ending		39,837,089	42,757,008

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$171,683,845
Cost of units redeemed/account charges			(136,456,038)
Net investment income (loss)			3,117,288
Net realized gain (loss)			14,891,103
Realized gain distributions			1,822,190
Net change in unrealized appreciation (depreciation)			16,647,057
Net assets			$71,705,445

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	38,197	$68,453	1.25%	10.0%	12/31/2021	$1.83	0	$0	1.00%	10.3%	12/31/2021	$1.87	0	$0	0.75%	10.5%
12/31/2020	1.63	41,204	67,141	1.25%	13.1%	12/31/2020	1.66	0	0	1.00%	13.4%	12/31/2020	1.69	0	0	0.75%	13.7%
12/31/2019	1.44	44,742	64,457	1.25%	19.5%	12/31/2019	1.46	0	0	1.00%	19.8%	12/31/2019	1.49	0	0	0.75%	20.1%
12/31/2018	1.21	37,042	44,661	1.25%	-6.5%	12/31/2018	1.22	0	0	1.00%	-6.2%	12/31/2018	1.24	0	0	0.75%	-6.0%
12/31/2017	1.29	52,413	67,553	1.25%	15.3%	12/31/2017	1.30	0	0	1.00%	15.6%	12/31/2017	1.32	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.90	0	$0	0.50%	10.8%	12/31/2021	$1.94	0	$0	0.25%	11.1%	12/31/2021	$1.98	1,640	$3,253	0.00%	11.4%
12/31/2020	1.72	0	0	0.50%	14.0%	12/31/2020	1.75	0	0	0.25%	14.2%	12/31/2020	1.78	1,553	2,765	0.00%	14.5%
12/31/2019	1.51	0	0	0.50%	20.4%	12/31/2019	1.53	0	0	0.25%	20.7%	12/31/2019	1.55	6,973	10,843	0.00%	21.0%
12/31/2018	1.25	0	0	0.50%	-5.7%	12/31/2018	1.27	0	0	0.25%	-5.5%	12/31/2018	1.29	6,462	8,305	0.00%	-5.3%
12/31/2017	1.33	0	0	0.50%	16.2%	12/31/2017	1.34	0	0	0.25%	16.4%	12/31/2017	1.36	5,609	7,610	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	1.4%
2019	2.3%
2018	1.7%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,286,331	$46,641,310	2,424,145
Receivables: investments sold	32,350
Payables: investments purchased	-
Net assets	$63,318,681

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,820,611	32,335,892	$1.88
Band 100	-	-	1.92
Band 75	-	-	1.96
Band 50	-	-	2.00
Band 25	-	-	2.04
Band 0	2,498,070	1,200,078	2.08
Total	$63,318,681	33,535,970

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,023,181
Mortality & expense charges			(782,407)
Net investment income (loss)			240,774

Gain (loss) on investments:
Net realized gain (loss)			4,948,123
Realized gain distributions			629,047
Net change in unrealized appreciation (depreciation)			1,339,509
Net gain (loss)			6,916,679

Increase (decrease) in net assets from operations			$7,157,453

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$240,774	$246,998
Net realized gain (loss)		4,948,123	3,198,326
Realized gain distributions		629,047	222,334
Net change in unrealized appreciation (depreciation)		1,339,509	4,434,377

Increase (decrease) in net assets from operations		7,157,453	8,102,035

Contract owner transactions:
Proceeds from units sold		9,934,894	10,079,096
Cost of units redeemed		(19,432,194)	(22,897,157)
Account charges		(79,024)	(73,138)
Increase (decrease)		(9,576,324)	(12,891,199)
Net increase (decrease)		(2,418,871)	(4,789,164)
Net assets, beginning		65,737,552	70,526,716
Net assets, ending		$63,318,681	$65,737,552

Units sold		5,689,938	7,042,612
Units redeemed		(11,011,283)	(15,170,812)
Net increase (decrease)		(5,321,345)	(8,128,200)
Units outstanding, beginning		38,857,315	46,985,515
Units outstanding, ending		33,535,970	38,857,315

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$145,370,371
Cost of units redeemed/account charges			(118,600,332)
Net investment income (loss)			2,832,808
Net realized gain (loss)			15,567,147
Realized gain distributions			1,503,666
Net change in unrealized appreciation (depreciation)			16,645,021
Net assets			$63,318,681

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	32,336	$60,821	1.25%	11.5%	12/31/2021	$1.92	0	$0	1.00%	11.8%	12/31/2021	$1.96	0	$0	0.75%	12.0%
12/31/2020	1.69	37,731	63,660	1.25%	13.8%	12/31/2020	1.72	0	0	1.00%	14.1%	12/31/2020	1.75	0	0	0.75%	14.4%
12/31/2019	1.48	39,440	58,456	1.25%	21.2%	12/31/2019	1.50	0	0	1.00%	21.5%	12/31/2019	1.53	0	0	0.75%	21.8%
12/31/2018	1.22	34,327	41,988	1.25%	-7.1%	12/31/2018	1.24	0	0	1.00%	-6.9%	12/31/2018	1.25	0	0	0.75%	-6.6%
12/31/2017	1.32	44,581	58,694	1.25%	17.0%	12/31/2017	1.33	0	0	1.00%	17.3%	12/31/2017	1.34	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.00	0	$0	0.50%	12.3%	12/31/2021	$2.04	0	$0	0.25%	12.6%	12/31/2021	$2.08	1,200	$2,498	0.00%	12.9%
12/31/2020	1.78	0	0	0.50%	14.7%	12/31/2020	1.81	0	0	0.25%	15.0%	12/31/2020	1.84	1,127	2,077	0.00%	15.3%
12/31/2019	1.55	0	0	0.50%	22.1%	12/31/2019	1.58	0	0	0.25%	22.4%	12/31/2019	1.60	7,545	12,071	0.00%	22.7%
12/31/2018	1.27	0	0	0.50%	-6.4%	12/31/2018	1.29	0	0	0.25%	-6.2%	12/31/2018	1.30	7,037	9,175	0.00%	-5.9%
12/31/2017	1.36	0	0	0.50%	17.8%	12/31/2017	1.37	0	0	0.25%	18.1%	12/31/2017	1.39	6,481	8,982	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.4%
2019	2.2%
2018	1.8%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,231,089	$38,384,091	1,923,308
Receivables: investments sold	25,317
Payables: investments purchased	-
Net assets	$53,256,406

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,487,270	26,130,258	$1.97
Band 100	-	-	2.01
Band 75	-	-	2.05
Band 50	-	-	2.09
Band 25	-	-	2.14
Band 0	1,769,136	811,309	2.18
Total	$53,256,406	26,941,567

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$862,818
Mortality & expense charges			(660,912)
Net investment income (loss)			201,906

Gain (loss) on investments:
Net realized gain (loss)			4,575,951
Realized gain distributions			549,805
Net change in unrealized appreciation (depreciation)			1,493,799
Net gain (loss)			6,619,555

Increase (decrease) in net assets from operations			$6,821,461

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$201,906	$192,431
Net realized gain (loss)		4,575,951	3,138,065
Realized gain distributions		549,805	169,797
Net change in unrealized appreciation (depreciation)		1,493,799	3,677,671

Increase (decrease) in net assets from operations		6,821,461	7,177,964

Contract owner transactions:
Proceeds from units sold		8,169,576	9,603,271
Cost of units redeemed		(16,855,595)	(21,497,350)
Account charges		(52,912)	(52,584)
Increase (decrease)		(8,738,931)	(11,946,663)
Net increase (decrease)		(1,917,470)	(4,768,699)
Net assets, beginning		55,173,876	59,942,575
Net assets, ending		$53,256,406	$55,173,876

Units sold		4,375,838	6,496,967
Units redeemed		(9,065,700)	(13,805,027)
Net increase (decrease)		(4,689,862)	(7,308,060)
Units outstanding, beginning		31,631,429	38,939,489
Units outstanding, ending		26,941,567	31,631,429

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$128,110,515
Cost of units redeemed/account charges			(107,989,532)
Net investment income (loss)			2,488,081
Net realized gain (loss)			14,485,619
Realized gain distributions			1,314,725
Net change in unrealized appreciation (depreciation)			14,846,998
Net assets			$53,256,406

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	26,130	$51,487	1.25%	13.2%	12/31/2021	$2.01	0	$0	1.00%	13.5%	12/31/2021	$2.05	0	$0	0.75%	13.8%
12/31/2020	1.74	30,961	53,898	1.25%	14.6%	12/31/2020	1.77	0	0	1.00%	14.9%	12/31/2020	1.80	0	0	0.75%	15.1%
12/31/2019	1.52	32,515	49,406	1.25%	22.7%	12/31/2019	1.54	0	0	1.00%	23.0%	12/31/2019	1.57	0	0	0.75%	23.3%
12/31/2018	1.24	29,066	36,008	1.25%	-7.8%	12/31/2018	1.25	0	0	1.00%	-7.5%	12/31/2018	1.27	0	0	0.75%	-7.3%
12/31/2017	1.34	38,311	51,456	1.25%	18.6%	12/31/2017	1.36	0	0	1.00%	18.9%	12/31/2017	1.37	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.09	0	$0	0.50%	14.0%	12/31/2021	$2.14	0	$0	0.25%	14.3%	12/31/2021	$2.18	811	$1,769	0.00%	14.6%
12/31/2020	1.84	0	0	0.50%	15.4%	12/31/2020	1.87	0	0	0.25%	15.7%	12/31/2020	1.90	671	1,276	0.00%	16.0%
12/31/2019	1.59	0	0	0.50%	23.6%	12/31/2019	1.62	0	0	0.25%	23.9%	12/31/2019	1.64	6,425	10,537	0.00%	24.2%
12/31/2018	1.29	0	0	0.50%	-7.1%	12/31/2018	1.30	0	0	0.25%	-6.8%	12/31/2018	1.32	6,431	8,493	0.00%	-6.6%
12/31/2017	1.39	0	0	0.50%	19.5%	12/31/2017	1.40	0	0	0.25%	19.8%	12/31/2017	1.41	5,868	8,296	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.4%
2019	2.3%
2018	1.8%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,355,433	$30,047,926	1,475,125
Receivables: investments sold	24,920
Payables: investments purchased	-
Net assets	$42,380,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,066,680	20,133,736	$2.04
Band 100	-	-	2.08
Band 75	-	-	2.12
Band 50	-	-	2.17
Band 25	-	-	2.21
Band 0	1,313,673	581,982	2.26
Total	$42,380,353	20,715,718

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$696,447
Mortality & expense charges			(535,795)
Net investment income (loss)			160,652

Gain (loss) on investments:
Net realized gain (loss)			4,250,577
Realized gain distributions			261,144
Net change in unrealized appreciation (depreciation)			1,509,281
Net gain (loss)			6,021,002

Increase (decrease) in net assets from operations			$6,181,654

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$160,652	$143,487
Net realized gain (loss)		4,250,577	2,746,948
Realized gain distributions		261,144	74,222
Net change in unrealized appreciation (depreciation)		1,509,281	2,761,606

Increase (decrease) in net assets from operations		6,181,654	5,726,263

Contract owner transactions:
Proceeds from units sold		7,186,877	8,830,714
Cost of units redeemed		(14,791,013)	(18,970,605)
Account charges		(49,760)	(50,010)
Increase (decrease)		(7,653,896)	(10,189,901)
Net increase (decrease)		(1,472,242)	(4,463,638)
Net assets, beginning		43,852,595	48,316,233
Net assets, ending		$42,380,353	$43,852,595

Units sold		3,756,530	5,887,565
Units redeemed		(7,699,616)	(12,166,460)
Net increase (decrease)		(3,943,086)	(6,278,895)
Units outstanding, beginning		24,658,804	30,937,699
Units outstanding, ending		20,715,718	24,658,804

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$97,585,765
Cost of units redeemed/account charges			(81,879,930)
Net investment income (loss)			1,872,914
Net realized gain (loss)			11,766,456
Realized gain distributions			727,641
Net change in unrealized appreciation (depreciation)			12,307,507
Net assets			$42,380,353

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.04	20,134	$41,067	1.25%	14.9%	12/31/2021	$2.08	0	$0	1.00%	15.2%	12/31/2021	$2.12	0	$0	0.75%	15.5%
12/31/2020	1.77	24,125	42,817	1.25%	15.2%	12/31/2020	1.81	0	0	1.00%	15.5%	12/31/2020	1.84	0	0	0.75%	15.8%
12/31/2019	1.54	25,507	39,288	1.25%	24.0%	12/31/2019	1.56	0	0	1.00%	24.3%	12/31/2019	1.59	0	0	0.75%	24.6%
12/31/2018	1.24	22,741	28,254	1.25%	-8.3%	12/31/2018	1.26	0	0	1.00%	-8.0%	12/31/2018	1.27	0	0	0.75%	-7.8%
12/31/2017	1.35	27,306	36,988	1.25%	19.4%	12/31/2017	1.37	0	0	1.00%	19.7%	12/31/2017	1.38	0	0	0.75%	20.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.17	0	$0	0.50%	15.8%	12/31/2021	$2.21	0	$0	0.25%	16.1%	12/31/2021	$2.26	582	$1,314	0.00%	16.4%
12/31/2020	1.87	0	0	0.50%	16.1%	12/31/2020	1.91	0	0	0.25%	16.4%	12/31/2020	1.94	534	1,035	0.00%	16.7%
12/31/2019	1.61	0	0	0.50%	24.9%	12/31/2019	1.64	0	0	0.25%	25.2%	12/31/2019	1.66	5,431	9,029	0.00%	25.5%
12/31/2018	1.29	0	0	0.50%	-7.6%	12/31/2018	1.31	0	0	0.25%	-7.4%	12/31/2018	1.32	4,869	6,448	0.00%	-7.1%
12/31/2017	1.40	0	0	0.50%	20.3%	12/31/2017	1.41	0	0	0.25%	20.6%	12/31/2017	1.43	4,298	6,128	0.00%	20.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.3%
2019	2.3%
2018	1.9%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,327,413	$31,431,421	1,523,812
Receivables: investments sold	15,544
Payables: investments purchased	-
Net assets	$44,342,957

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,444,784	21,057,899	$2.06
Band 100	-	-	2.11
Band 75	-	-	2.15
Band 50	-	-	2.19
Band 25	-	-	2.24
Band 0	898,173	393,387	2.28
Total	$44,342,957	21,451,286

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$727,822
Mortality & expense charges			(540,440)
Net investment income (loss)			187,382

Gain (loss) on investments:
Net realized gain (loss)			3,271,385
Realized gain distributions			172,964
Net change in unrealized appreciation (depreciation)			2,659,271
Net gain (loss)			6,103,620

Increase (decrease) in net assets from operations			$6,291,002

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$187,382	$138,516
Net realized gain (loss)		3,271,385	2,056,911
Realized gain distributions		172,964	51,578
Net change in unrealized appreciation (depreciation)		2,659,271	3,449,252

Increase (decrease) in net assets from operations		6,291,002	5,696,257

Contract owner transactions:
Proceeds from units sold		8,381,703	8,386,539
Cost of units redeemed		(12,681,936)	(15,655,752)
Account charges		(43,597)	(41,814)
Increase (decrease)		(4,343,830)	(7,311,027)
Net increase (decrease)		1,947,172	(1,614,770)
Net assets, beginning		42,395,785	44,010,555
Net assets, ending		$44,342,957	$42,395,785

Units sold		4,336,684	5,661,313
Units redeemed		(6,574,111)	(10,034,159)
Net increase (decrease)		(2,237,427)	(4,372,846)
Units outstanding, beginning		23,688,713	28,061,559
Units outstanding, ending		21,451,286	23,688,713

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$88,549,940
Cost of units redeemed/account charges			(68,532,946)
Net investment income (loss)			1,695,534
Net realized gain (loss)			9,200,386
Realized gain distributions			534,051
Net change in unrealized appreciation (depreciation)			12,895,992
Net assets			$44,342,957

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.06	21,058	$43,445	1.25%	15.4%	12/31/2021	$2.11	0	$0	1.00%	15.7%	12/31/2021	$2.15	0	$0	0.75%	16.0%
12/31/2020	1.79	23,365	41,764	1.25%	15.4%	12/31/2020	1.82	0	0	1.00%	15.7%	12/31/2020	1.85	0	0	0.75%	16.0%
12/31/2019	1.55	23,536	36,447	1.25%	24.2%	12/31/2019	1.57	0	0	1.00%	24.5%	12/31/2019	1.60	0	0	0.75%	24.8%
12/31/2018	1.25	21,122	26,335	1.25%	-8.4%	12/31/2018	1.26	0	0	1.00%	-8.2%	12/31/2018	1.28	0	0	0.75%	-8.0%
12/31/2017	1.36	22,956	31,253	1.25%	19.7%	12/31/2017	1.38	0	0	1.00%	20.0%	12/31/2017	1.39	0	0	0.75%	20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.19	0	$0	0.50%	16.3%	12/31/2021	$2.24	0	$0	0.25%	16.6%	12/31/2021	$2.28	393	$898	0.00%	16.9%
12/31/2020	1.89	0	0	0.50%	16.3%	12/31/2020	1.92	0	0	0.25%	16.6%	12/31/2020	1.95	323	632	0.00%	16.9%
12/31/2019	1.62	0	0	0.50%	25.1%	12/31/2019	1.65	0	0	0.25%	25.4%	12/31/2019	1.67	4,525	7,563	0.00%	25.8%
12/31/2018	1.30	0	0	0.50%	-7.7%	12/31/2018	1.31	0	0	0.25%	-7.5%	12/31/2018	1.33	3,990	5,303	0.00%	-7.3%
12/31/2017	1.40	0	0	0.50%	20.6%	12/31/2017	1.42	0	0	0.25%	20.9%	12/31/2017	1.43	3,196	4,580	0.00%	21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	1.4%
2019	2.4%
2018	2.0%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,001,350	$19,551,661	1,145,760
Receivables: investments sold	4,231
Payables: investments purchased	-
Net assets	$27,005,581

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,202,942	12,612,564	$2.08
Band 100	-	-	2.12
Band 75	-	-	2.16
Band 50	-	-	2.21
Band 25	-	-	2.25
Band 0	802,639	349,113	2.30
Total	$27,005,581	12,961,677

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$442,175
Mortality & expense charges			(318,241)
Net investment income (loss)			123,934

Gain (loss) on investments:
Net realized gain (loss)			1,966,455
Realized gain distributions			35,702
Net change in unrealized appreciation (depreciation)			1,664,589
Net gain (loss)			3,666,746

Increase (decrease) in net assets from operations			$3,790,680

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$123,934	$96,237
Net realized gain (loss)		1,966,455	1,547,458
Realized gain distributions		35,702	21,199
Net change in unrealized appreciation (depreciation)		1,664,589	1,893,355

Increase (decrease) in net assets from operations		3,790,680	3,558,249

Contract owner transactions:
Proceeds from units sold		6,549,284	6,305,528
Cost of units redeemed		(8,189,220)	(11,245,650)
Account charges		(36,715)	(33,417)
Increase (decrease)		(1,676,651)	(4,973,539)
Net increase (decrease)		2,114,029	(1,415,290)
Net assets, beginning		24,891,552	26,306,842
Net assets, ending		$27,005,581	$24,891,552

Units sold		3,388,771	4,270,857
Units redeemed		(4,253,549)	(7,009,186)
Net increase (decrease)		(864,778)	(2,738,329)
Units outstanding, beginning		13,826,455	16,564,784
Units outstanding, ending		12,961,677	13,826,455

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$51,789,556
Cost of units redeemed/account charges			(38,746,852)
Net investment income (loss)			1,035,346
Net realized gain (loss)			5,295,279
Realized gain distributions			182,563
Net change in unrealized appreciation (depreciation)			7,449,689
Net assets			$27,005,581

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.08	12,613	$26,203	1.25%	15.7%	12/31/2021	$2.12	0	$0	1.00%	15.9%	12/31/2021	$2.16	0	$0	0.75%	16.2%
12/31/2020	1.80	13,503	24,257	1.25%	15.5%	12/31/2020	1.83	0	0	1.00%	15.8%	12/31/2020	1.86	0	0	0.75%	16.1%
12/31/2019	1.56	12,172	18,933	1.25%	24.4%	12/31/2019	1.58	0	0	1.00%	24.7%	12/31/2019	1.60	0	0	0.75%	25.0%
12/31/2018	1.25	10,327	12,909	1.25%	-8.5%	12/31/2018	1.27	0	0	1.00%	-8.3%	12/31/2018	1.28	0	0	0.75%	-8.0%
12/31/2017	1.37	10,518	14,367	1.25%	20.0%	12/31/2017	1.38	0	0	1.00%	20.3%	12/31/2017	1.39	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.21	0	$0	0.50%	16.5%	12/31/2021	$2.25	0	$0	0.25%	16.8%	12/31/2021	$2.30	349	$803	0.00%	17.1%
12/31/2020	1.89	0	0	0.50%	16.4%	12/31/2020	1.93	0	0	0.25%	16.7%	12/31/2020	1.96	323	634	0.00%	16.9%
12/31/2019	1.63	0	0	0.50%	25.4%	12/31/2019	1.65	0	0	0.25%	25.7%	12/31/2019	1.68	4,392	7,374	0.00%	26.0%
12/31/2018	1.30	0	0	0.50%	-7.8%	12/31/2018	1.32	0	0	0.25%	-7.6%	12/31/2018	1.33	3,756	5,005	0.00%	-7.3%
12/31/2017	1.41	0	0	0.50%	20.9%	12/31/2017	1.42	0	0	0.25%	21.2%	12/31/2017	1.44	2,715	3,904	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	1.3%
2019	2.3%
2018	2.1%
2017	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,775,462	$3,160,409	221,159
Receivables: investments sold	1,938
Payables: investments purchased	-
Net assets	$3,777,400

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,777,400	2,538,115	$1.49
Band 100	-	-	1.52
Band 75	-	-	1.55
Band 50	-	-	1.58
Band 25	-	-	1.61
Band 0	-	-	1.65
Total	$3,777,400	2,538,115

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$71,287
Mortality & expense charges			(49,596)
Net investment income (loss)			21,691

Gain (loss) on investments:
Net realized gain (loss)			192,597
Realized gain distributions			71,067
Net change in unrealized appreciation (depreciation)			(67,384)
Net gain (loss)			196,280

Increase (decrease) in net assets from operations			$217,971

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,691	$15,297
Net realized gain (loss)		192,597	346,263
Realized gain distributions		71,067	13,301
Net change in unrealized appreciation (depreciation)		(67,384)	35,740

Increase (decrease) in net assets from operations		217,971	410,601

Contract owner transactions:
Proceeds from units sold		381,493	430,720
Cost of units redeemed		(990,408)	(3,479,023)
Account charges		(2,288)	(1,844)
Increase (decrease)		(611,203)	(3,050,147)
Net increase (decrease)		(393,232)	(2,639,546)
Net assets, beginning		4,170,632	6,810,178
Net assets, ending		$3,777,400	$4,170,632

Units sold		262,158	356,910
Units redeemed		(680,319)	(2,629,756)
Net increase (decrease)		(418,161)	(2,272,846)
Units outstanding, beginning		2,956,276	5,229,122
Units outstanding, ending		2,538,115	2,956,276

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$20,738,228
Cost of units redeemed/account charges			(19,240,769)
Net investment income (loss)			359,114
Net realized gain (loss)			1,146,480
Realized gain distributions			159,294
Net change in unrealized appreciation (depreciation)			615,053
Net assets			$3,777,400

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	2,538	$3,777	1.25%	5.5%	12/31/2021	$1.52	0	$0	1.00%	5.8%	12/31/2021	$1.55	0	$0	0.75%	6.0%
12/31/2020	1.41	2,956	4,171	1.25%	10.4%	12/31/2020	1.44	0	0	1.00%	10.7%	12/31/2020	1.46	0	0	0.75%	11.0%
12/31/2019	1.28	3,966	5,067	1.25%	13.7%	12/31/2019	1.30	0	0	1.00%	14.0%	12/31/2019	1.32	0	0	0.75%	14.3%
12/31/2018	1.12	4,430	4,979	1.25%	-4.1%	12/31/2018	1.14	0	0	1.00%	-3.9%	12/31/2018	1.15	0	0	0.75%	-3.6%
12/31/2017	1.17	6,220	7,290	1.25%	8.9%	12/31/2017	1.18	0	0	1.00%	9.1%	12/31/2017	1.20	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	0.50%	6.3%	12/31/2021	$1.61	0	$0	0.25%	6.6%	12/31/2021	$1.65	0	$0	0.00%	6.8%
12/31/2020	1.49	0	0	0.50%	11.2%	12/31/2020	1.51	0	0	0.25%	11.5%	12/31/2020	1.54	0	0	0.00%	11.8%
12/31/2019	1.34	0	0	0.50%	14.6%	12/31/2019	1.36	0	0	0.25%	14.8%	12/31/2019	1.38	1,264	1,743	0.00%	15.1%
12/31/2018	1.17	0	0	0.50%	-3.4%	12/31/2018	1.18	0	0	0.25%	-3.1%	12/31/2018	1.20	1,312	1,571	0.00%	-2.9%
12/31/2017	1.21	0	0	0.50%	9.7%	12/31/2017	1.22	0	0	0.25%	10.0%	12/31/2017	1.23	1,336	1,648	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	1.3%
2019	2.4%
2018	2.1%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Plus Fund Retirement Class - 06-939

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$279,317	$281,945	27,894
Receivables: investments sold	19,989
Payables: investments purchased	-
Net assets	$299,306

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$299,306	259,688	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$299,306	259,688

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,712
Mortality & expense charges			(4,676)
Net investment income (loss)			3,036

Gain (loss) on investments:
Net realized gain (loss)			9,631
Realized gain distributions			3,806
Net change in unrealized appreciation (depreciation)			(22,619)
Net gain (loss)			(9,182)

Increase (decrease) in net assets from operations			$(6,146)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,036	$6,326
Net realized gain (loss)		9,631	15,892
Realized gain distributions		3,806	2,857
Net change in unrealized appreciation (depreciation)		(22,619)	6,585

Increase (decrease) in net assets from operations		(6,146)	31,660

Contract owner transactions:
Proceeds from units sold		130,389	215,071
Cost of units redeemed		(250,894)	(248,994)
Account charges		(652)	(740)
Increase (decrease)		(121,157)	(34,663)
Net increase (decrease)		(127,303)	(3,003)
Net assets, beginning		426,609	429,612
Net assets, ending		$299,306	$426,609

Units sold		112,626	190,894
Units redeemed		(216,702)	(216,816)
Net increase (decrease)		(104,076)	(25,922)
Units outstanding, beginning		363,764	389,686
Units outstanding, ending		259,688	363,764

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,325,719
Cost of units redeemed/account charges			(1,096,001)
Net investment income (loss)			39,911
Net realized gain (loss)			20,307
Realized gain distributions			11,998
Net change in unrealized appreciation (depreciation)			(2,628)
Net assets			$299,306

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	260	$299	1.25%	-1.7%	12/31/2021	$1.17	0	$0	1.00%	-1.5%	12/31/2021	$1.19	0	$0	0.75%	-1.2%
12/31/2020	1.17	364	427	1.25%	6.4%	12/31/2020	1.19	0	0	1.00%	6.6%	12/31/2020	1.21	0	0	0.75%	6.9%
12/31/2019	1.10	390	430	1.25%	7.7%	12/31/2019	1.12	0	0	1.00%	8.0%	12/31/2019	1.13	0	0	0.75%	8.3%
12/31/2018	1.02	400	409	1.25%	-1.6%	12/31/2018	1.03	0	0	1.00%	-1.4%	12/31/2018	1.04	0	0	0.75%	-1.1%
12/31/2017	1.04	548	570	1.25%	3.2%	12/31/2017	1.05	0	0	1.00%	3.4%	12/31/2017	1.06	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.21	0	$0	0.50%	-1.0%	12/31/2021	$1.24	0	$0	0.25%	-0.7%	12/31/2021	$1.26	0	$0	0.00%	-0.5%
12/31/2020	1.23	0	0	0.50%	7.2%	12/31/2020	1.24	0	0	0.25%	7.4%	12/31/2020	1.26	0	0	0.00%	7.7%
12/31/2019	1.14	0	0	0.50%	8.6%	12/31/2019	1.16	0	0	0.25%	8.8%	12/31/2019	1.17	0	0	0.00%	9.1%
12/31/2018	1.05	0	0	0.50%	-0.9%	12/31/2018	1.06	0	0	0.25%	-0.6%	12/31/2018	1.08	0	0	0.00%	-0.4%
12/31/2017	1.06	0	0	0.50%	3.9%	12/31/2017	1.07	0	0	0.25%	4.2%	12/31/2017	1.08	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	2.9%
2019	2.9%
2018	3.3%
2017	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,431,026	$1,319,676	60,213
Receivables: investments sold	861
Payables: investments purchased	-
Net assets	$1,431,887

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,431,887	479,517	$2.99
Band 100	-	-	3.04
Band 75	-	-	3.09
Band 50	-	-	3.15
Band 25	-	-	3.20
Band 0	-	-	3.26
Total	$1,431,887	479,517

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(17,142)
Net investment income (loss)			(17,142)

Gain (loss) on investments:
Net realized gain (loss)			46,255
Realized gain distributions			135,863
Net change in unrealized appreciation (depreciation)			16,156
Net gain (loss)			198,274

Increase (decrease) in net assets from operations			$181,132

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,142)	$(11,800)
Net realized gain (loss)		46,255	77,895
Realized gain distributions		135,863	392,057
Net change in unrealized appreciation (depreciation)		16,156	(33,453)

Increase (decrease) in net assets from operations		181,132	424,699

Contract owner transactions:
Proceeds from units sold		249,257	418,386
Cost of units redeemed		(340,361)	(473,834)
Account charges		(2,737)	(3,411)
Increase (decrease)		(93,841)	(58,859)
Net increase (decrease)		87,291	365,840
Net assets, beginning		1,344,596	978,756
Net assets, ending		$1,431,887	$1,344,596

Units sold		88,123	205,382
Units redeemed		(126,718)	(222,919)
Net increase (decrease)		(38,595)	(17,537)
Units outstanding, beginning		518,112	535,649
Units outstanding, ending		479,517	518,112

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,108,272
Cost of units redeemed/account charges			(1,636,096)
Net investment income (loss)			(54,328)
Net realized gain (loss)			213,340
Realized gain distributions			689,349
Net change in unrealized appreciation (depreciation)			111,350
Net assets			$1,431,887

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.99	480	$1,432	1.25%	15.1%	12/31/2021	$3.04	0	$0	1.00%	15.4%	12/31/2021	$3.09	0	$0	0.75%	15.6%
12/31/2020	2.60	518	1,345	1.25%	42.0%	12/31/2020	2.63	0	0	1.00%	42.4%	12/31/2020	2.67	0	0	0.75%	42.7%
12/31/2019	1.83	536	979	1.25%	28.8%	12/31/2019	1.85	0	0	1.00%	29.1%	12/31/2019	1.87	0	0	0.75%	29.5%
12/31/2018	1.42	560	794	1.25%	-1.4%	12/31/2018	1.43	0	0	1.00%	-1.2%	12/31/2018	1.45	0	0	0.75%	-1.0%
12/31/2017	1.44	459	660	1.25%	32.5%	12/31/2017	1.45	0	0	1.00%	32.8%	12/31/2017	1.46	0	0	0.75%	33.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.15	0	$0	0.50%	15.9%	12/31/2021	$3.20	0	$0	0.25%	16.2%	12/31/2021	$3.26	0	$0	0.00%	16.5%
12/31/2020	2.71	0	0	0.50%	43.1%	12/31/2020	2.75	0	0	0.25%	43.5%	12/31/2020	2.80	0	0	0.00%	43.8%
12/31/2019	1.90	0	0	0.50%	29.8%	12/31/2019	1.92	0	0	0.25%	30.1%	12/31/2019	1.94	0	0	0.00%	30.4%
12/31/2018	1.46	0	0	0.50%	-0.7%	12/31/2018	1.48	0	0	0.25%	-0.5%	12/31/2018	1.49	0	0	0.00%	-0.2%
12/31/2017	1.47	0	0	0.50%	33.4%	12/31/2017	1.48	0	0	0.25%	33.8%	12/31/2017	1.49	0	0	0.00%	34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.2%
2018	0.4%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,795	$5,448	267
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$5,798

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,798	3,342	$1.73
Band 100	-	-	1.77
Band 75	-	-	1.80
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	-	-	1.89
Total	$5,798	3,342

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$63
Mortality & expense charges			(65)
Net investment income (loss)			(2)

Gain (loss) on investments:
Net realized gain (loss)			451
Realized gain distributions			412
Net change in unrealized appreciation (depreciation)			299
Net gain (loss)			1,162

Increase (decrease) in net assets from operations			$1,160

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2)	$(95)
Net realized gain (loss)		451	6,283
Realized gain distributions		412	-
Net change in unrealized appreciation (depreciation)		299	(11,623)

Increase (decrease) in net assets from operations		1,160	(5,435)

Contract owner transactions:
Proceeds from units sold		6,646	3,249
Cost of units redeemed		(2,677)	(161,428)
Account charges		-	-
Increase (decrease)		3,969	(158,179)
Net increase (decrease)		5,129	(163,614)
Net assets, beginning		669	164,283
Net assets, ending		$5,798	$669

Units sold		4,472	2,584
Units redeemed		(1,612)	(123,010)
Net increase (decrease)		2,860	(120,426)
Units outstanding, beginning		482	120,908
Units outstanding, ending		3,342	482

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$426,685
Cost of units redeemed/account charges			(457,470)
Net investment income (loss)			2,552
Net realized gain (loss)			(6,306)
Realized gain distributions			39,990
Net change in unrealized appreciation (depreciation)			347
Net assets			$5,798

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.73	3	$6	1.25%	25.1%	12/31/2021	$1.77	0	$0	1.00%	25.4%	12/31/2021	$1.80	0	$0	0.75%	25.7%
12/31/2020	1.39	0	1	1.25%	2.1%	12/31/2020	1.41	0	0	1.00%	2.3%	12/31/2020	1.43	0	0	0.75%	2.6%
12/31/2019	1.36	121	164	1.25%	27.0%	12/31/2019	1.38	0	0	1.00%	27.3%	12/31/2019	1.39	0	0	0.75%	27.6%
12/31/2018	1.07	231	247	1.25%	-15.4%	12/31/2018	1.08	0	0	1.00%	-15.2%	12/31/2018	1.09	0	0	0.75%	-15.0%
12/31/2017	1.27	237	300	1.25%	10.8%	12/31/2017	1.27	0	0	1.00%	11.1%	12/31/2017	1.28	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	0	$0	0.50%	26.0%	12/31/2021	$1.86	0	$0	0.25%	26.3%	12/31/2021	$1.89	0	$0	0.00%	26.7%
12/31/2020	1.45	0	0	0.50%	2.8%	12/31/2020	1.47	0	0	0.25%	3.1%	12/31/2020	1.49	0	0	0.00%	3.4%
12/31/2019	1.41	0	0	0.50%	27.9%	12/31/2019	1.43	0	0	0.25%	28.2%	12/31/2019	1.45	0	0	0.00%	28.6%
12/31/2018	1.10	0	0	0.50%	-14.8%	12/31/2018	1.11	0	0	0.25%	-14.6%	12/31/2018	1.12	0	0	0.00%	-14.4%
12/31/2017	1.29	0	0	0.50%	11.7%	12/31/2017	1.30	0	0	0.25%	11.9%	12/31/2017	1.31	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	0.0%
2019	1.4%
2018	1.5%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$329,282	$320,641	14,481
Receivables: investments sold	9,157
Payables: investments purchased	-
Net assets	$338,439

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$338,439	154,157	$2.20
Band 100	-	-	2.23
Band 75	-	-	2.27
Band 50	-	-	2.31
Band 25	-	-	2.35
Band 0	-	-	2.39
Total	$338,439	154,157

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,542)
Net investment income (loss)			(4,542)

Gain (loss) on investments:
Net realized gain (loss)			35,035
Realized gain distributions			45,552
Net change in unrealized appreciation (depreciation)			(67,075)
Net gain (loss)			13,512

Increase (decrease) in net assets from operations			$8,970

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,542)	$(3,568)
Net realized gain (loss)		35,035	10,336
Realized gain distributions		45,552	38,783
Net change in unrealized appreciation (depreciation)		(67,075)	67,550

Increase (decrease) in net assets from operations		8,970	113,101

Contract owner transactions:
Proceeds from units sold		100,527	54,372
Cost of units redeemed		(107,642)	(99,832)
Account charges		(151)	(182)
Increase (decrease)		(7,266)	(45,642)
Net increase (decrease)		1,704	67,459
Net assets, beginning		336,735	269,276
Net assets, ending		$338,439	$336,735

Units sold		45,208	34,500
Units redeemed		(46,621)	(57,028)
Net increase (decrease)		(1,413)	(22,528)
Units outstanding, beginning		155,570	178,098
Units outstanding, ending		154,157	155,570

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,820,069
Cost of units redeemed/account charges			(3,271,754)
Net investment income (loss)			(61,214)
Net realized gain (loss)			511,799
Realized gain distributions			330,898
Net change in unrealized appreciation (depreciation)			8,641
Net assets			$338,439

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.20	154	$338	1.25%	1.4%	12/31/2021	$2.23	0	$0	1.00%	1.7%	12/31/2021	$2.27	0	$0	0.75%	1.9%
12/31/2020	2.16	156	337	1.25%	43.2%	12/31/2020	2.20	0	0	1.00%	43.5%	12/31/2020	2.23	0	0	0.75%	43.9%
12/31/2019	1.51	178	269	1.25%	31.5%	12/31/2019	1.53	0	0	1.00%	31.8%	12/31/2019	1.55	0	0	0.75%	32.1%
12/31/2018	1.15	475	546	1.25%	-9.6%	12/31/2018	1.16	0	0	1.00%	-9.4%	12/31/2018	1.17	0	0	0.75%	-9.1%
12/31/2017	1.27	1,297	1,651	1.25%	24.3%	12/31/2017	1.28	0	0	1.00%	24.7%	12/31/2017	1.29	0	0	0.75%	25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.31	0	$0	0.50%	2.2%	12/31/2021	$2.35	0	$0	0.25%	2.4%	12/31/2021	$2.39	0	$0	0.00%	2.7%
12/31/2020	2.26	0	0	0.50%	44.2%	12/31/2020	2.30	0	0	0.25%	44.6%	12/31/2020	2.33	0	0	0.00%	45.0%
12/31/2019	1.57	0	0	0.50%	32.5%	12/31/2019	1.59	0	0	0.25%	32.8%	12/31/2019	1.61	0	0	0.00%	33.1%
12/31/2018	1.18	0	0	0.50%	-8.9%	12/31/2018	1.20	0	0	0.25%	-8.7%	12/31/2018	1.21	0	0	0.00%	-8.5%
12/31/2017	1.30	0	0	0.50%	25.3%	12/31/2017	1.31	0	0	0.25%	25.6%	12/31/2017	1.32	0	0	0.00%	25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.1%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,150,247	$8,075,826	556,522
Receivables: investments sold	6,286
Payables: investments purchased	-
Net assets	$10,156,533

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,781,449	4,913,745	$1.99
Band 100	-	-	2.02
Band 75	-	-	2.05
Band 50	-	-	2.08
Band 25	-	-	2.11
Band 0	375,084	175,615	2.14
Total	$10,156,533	5,089,360

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$166,586
Mortality & expense charges			(109,039)
Net investment income (loss)			57,547

Gain (loss) on investments:
Net realized gain (loss)			558,272
Realized gain distributions			2,845
Net change in unrealized appreciation (depreciation)			691,715
Net gain (loss)			1,252,832

Increase (decrease) in net assets from operations			$1,310,379

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$57,547	$36,278
Net realized gain (loss)		558,272	386,839
Realized gain distributions		2,845	4,820
Net change in unrealized appreciation (depreciation)		691,715	710,568

Increase (decrease) in net assets from operations		1,310,379	1,138,505

Contract owner transactions:
Proceeds from units sold		4,414,544	3,524,245
Cost of units redeemed		(3,159,458)	(4,296,863)
Account charges		(23,937)	(19,915)
Increase (decrease)		1,231,149	(792,533)
Net increase (decrease)		2,541,528	345,972
Net assets, beginning		7,615,005	7,269,033
Net assets, ending		$10,156,533	$7,615,005

Units sold		2,415,873	2,492,395
Units redeemed		(1,753,494)	(2,880,619)
Net increase (decrease)		662,379	(388,224)
Units outstanding, beginning		4,426,981	4,815,205
Units outstanding, ending		5,089,360	4,426,981

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$17,802,595
Cost of units redeemed/account charges			(11,159,885)
Net investment income (loss)			265,267
Net realized gain (loss)			1,143,234
Realized gain distributions			30,901
Net change in unrealized appreciation (depreciation)			2,074,421
Net assets			$10,156,533

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.99	4,914	$9,781	1.25%	15.9%	12/31/2021	$2.02	0	$0	1.00%	16.2%	12/31/2021	$2.05	0	$0	0.75%	16.5%
12/31/2020	1.72	4,296	7,377	1.25%	15.6%	12/31/2020	1.74	0	0	1.00%	15.9%	12/31/2020	1.76	0	0	0.75%	16.2%
12/31/2019	1.49	3,104	4,610	1.25%	24.6%	12/31/2019	1.50	0	0	1.00%	24.9%	12/31/2019	1.51	0	0	0.75%	25.2%
12/31/2018	1.19	1,771	2,111	1.25%	-8.5%	12/31/2018	1.20	0	0	1.00%	-8.3%	12/31/2018	1.21	0	0	0.75%	-8.0%
12/31/2017	1.30	1,109	1,445	1.25%	20.1%	12/31/2017	1.31	0	0	1.00%	20.4%	12/31/2017	1.31	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.08	0	$0	0.50%	16.8%	12/31/2021	$2.11	0	$0	0.25%	17.1%	12/31/2021	$2.14	176	$375	0.00%	17.4%
12/31/2020	1.78	0	0	0.50%	16.5%	12/31/2020	1.80	0	0	0.25%	16.8%	12/31/2020	1.82	131	238	0.00%	17.1%
12/31/2019	1.53	0	0	0.50%	25.5%	12/31/2019	1.54	0	0	0.25%	25.8%	12/31/2019	1.55	1,711	2,659	0.00%	26.2%
12/31/2018	1.22	0	0	0.50%	-7.8%	12/31/2018	1.22	0	0	0.25%	-7.6%	12/31/2018	1.23	1,075	1,325	0.00%	-7.3%
12/31/2017	1.32	0	0	0.50%	21.0%	12/31/2017	1.32	0	0	0.25%	21.3%	12/31/2017	1.33	451	600	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.4%
2019	2.7%
2018	2.6%
2017	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Core Impact Bd R Class - 06-CNK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$222,984	$223,878	21,154
Receivables: investments sold	196
Payables: investments purchased	-
Net assets	$223,180

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$223,180	201,394	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$223,180	201,394

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,216
Mortality & expense charges			(1,990)
Net investment income (loss)			226

Gain (loss) on investments:
Net realized gain (loss)			(1,065)
Realized gain distributions			33
Net change in unrealized appreciation (depreciation)			(109)
Net gain (loss)			(1,141)

Increase (decrease) in net assets from operations			$(915)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$226	$402
Net realized gain (loss)		(1,065)	1,182
Realized gain distributions		33	1,378
Net change in unrealized appreciation (depreciation)		(109)	(781)

Increase (decrease) in net assets from operations		(915)	2,181

Contract owner transactions:
Proceeds from units sold		220,025	270,132
Cost of units redeemed		(53,884)	(214,997)
Account charges		-	(8)
Increase (decrease)		166,141	55,127
Net increase (decrease)		165,226	57,308
Net assets, beginning		57,954	646
Net assets, ending		$223,180	$57,954

Units sold		198,028	245,003
Units redeemed		(47,618)	(194,621)
Net increase (decrease)		150,410	50,382
Units outstanding, beginning		50,984	602
Units outstanding, ending		201,394	50,984

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$532,211
Cost of units redeemed/account charges			(312,003)
Net investment income (loss)			1,353
Net realized gain (loss)			1,098
Realized gain distributions			1,415
Net change in unrealized appreciation (depreciation)			(894)
Net assets			$223,180

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	201	$223	1.25%	-2.5%	12/31/2021	$1.12	0	$0	1.00%	-2.3%	12/31/2021	$1.14	0	$0	0.75%	-2.0%
12/31/2020	1.14	51	58	1.25%	5.9%	12/31/2020	1.15	0	0	1.00%	6.1%	12/31/2020	1.16	0	0	0.75%	6.4%
12/31/2019	1.07	1	1	1.25%	7.1%	12/31/2019	1.08	0	0	1.00%	7.4%	12/31/2019	1.09	0	0	0.75%	7.7%
12/31/2018	1.00	35	35	1.25%	-1.2%	12/31/2018	1.01	0	0	1.00%	-0.9%	12/31/2018	1.02	0	0	0.75%	-0.7%
12/31/2017	1.01	2	2	1.25%	3.0%	12/31/2017	1.02	0	0	1.00%	3.2%	12/31/2017	1.02	0	0	0.75%	3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	0.50%	-1.8%	12/31/2021	$1.17	0	$0	0.25%	-1.5%	12/31/2021	$1.19	0	$0	0.00%	-1.3%
12/31/2020	1.18	0	0	0.50%	6.7%	12/31/2020	1.19	0	0	0.25%	6.9%	12/31/2020	1.20	0	0	0.00%	7.2%
12/31/2019	1.10	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.2%	12/31/2019	1.12	0	0	0.00%	8.5%
12/31/2018	1.02	0	0	0.50%	-0.4%	12/31/2018	1.03	0	0	0.25%	-0.2%	12/31/2018	1.04	0	0	0.00%	0.1%
12/31/2017	1.03	0	0	0.50%	3.7%	12/31/2017	1.03	0	0	0.25%	4.0%	12/31/2017	1.03	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	4.2%
2019	2.8%
2018	4.7%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Index Fund Institutional Class - 06-FGV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,634,970	$1,666,695	148,395
Receivables: investments sold	19,638
Payables: investments purchased	-
Net assets	$1,654,608

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,654,608	1,489,221	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$1,654,608	1,489,221

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$27,066
Mortality & expense charges			(18,196)
Net investment income (loss)			8,870

Gain (loss) on investments:
Net realized gain (loss)			(10,557)
Realized gain distributions			3,029
Net change in unrealized appreciation (depreciation)			(36,689)
Net gain (loss)			(44,217)

Increase (decrease) in net assets from operations			$(35,347)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,870	$11,653
Net realized gain (loss)		(10,557)	73,562
Realized gain distributions		3,029	4,951
Net change in unrealized appreciation (depreciation)		(36,689)	(19,934)

Increase (decrease) in net assets from operations		(35,347)	70,232

Contract owner transactions:
Proceeds from units sold		1,503,444	1,303,064
Cost of units redeemed		(496,516)	(1,746,277)
Account charges		(3,479)	(885)
Increase (decrease)		1,003,449	(444,098)
Net increase (decrease)		968,102	(373,866)
Net assets, beginning		686,506	1,060,372
Net assets, ending		$1,654,608	$686,506

Units sold		1,337,790	1,177,928
Units redeemed		(447,696)	(1,561,266)
Net increase (decrease)		890,094	(383,338)
Units outstanding, beginning		599,127	982,465
Units outstanding, ending		1,489,221	599,127

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,125,591
Cost of units redeemed/account charges			(2,550,693)
Net investment income (loss)			38,431
Net realized gain (loss)			64,929
Realized gain distributions			8,075
Net change in unrealized appreciation (depreciation)			(31,725)
Net assets			$1,654,608

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	1,489	$1,655	1.25%	-3.0%	12/31/2021	$1.13	0	$0	1.00%	-2.8%	12/31/2021	$1.14	0	$0	0.75%	-2.5%
12/31/2020	1.15	599	687	1.25%	6.2%	12/31/2020	1.16	0	0	1.00%	6.4%	12/31/2020	1.17	0	0	0.75%	6.7%
12/31/2019	1.08	982	1,060	1.25%	7.0%	12/31/2019	1.09	0	0	1.00%	7.3%	12/31/2019	1.10	0	0	0.75%	7.6%
12/31/2018	1.01	630	635	1.25%	-1.3%	12/31/2018	1.01	0	0	1.00%	-1.0%	12/31/2018	1.02	0	0	0.75%	-0.8%
12/31/2017	1.02	266	272	1.25%	2.1%	12/31/2017	1.02	0	0	1.00%	2.4%	12/31/2017	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	0.50%	-2.3%	12/31/2021	$1.17	0	$0	0.25%	-2.1%	12/31/2021	$1.18	0	$0	0.00%	-1.8%
12/31/2020	1.18	0	0	0.50%	7.0%	12/31/2020	1.19	0	0	0.25%	7.2%	12/31/2020	1.21	0	0	0.00%	7.5%
12/31/2019	1.10	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.1%	12/31/2019	1.12	0	0	0.00%	8.4%
12/31/2018	1.02	0	0	0.50%	-0.5%	12/31/2018	1.03	0	0	0.25%	-0.3%	12/31/2018	1.03	0	0	0.00%	0.0%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	3.2%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	3.0%
2019	2.5%
2018	2.4%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$795,069	$785,144	46,281
Receivables: investments sold	2,359
Payables: investments purchased	-
Net assets	$797,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$797,428	376,830	$2.12
Band 100	-	-	2.14
Band 75	-	-	2.17
Band 50	-	-	2.20
Band 25	-	-	2.23
Band 0	-	-	2.25
Total	$797,428	376,830

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,714
Mortality & expense charges			(9,837)
Net investment income (loss)			(3,123)

Gain (loss) on investments:
Net realized gain (loss)			28,148
Realized gain distributions			125,430
Net change in unrealized appreciation (depreciation)			9,925
Net gain (loss)			163,503

Increase (decrease) in net assets from operations			$160,380

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,123)	$-
Net realized gain (loss)		28,148	-
Realized gain distributions		125,430	-
Net change in unrealized appreciation (depreciation)		9,925	-

Increase (decrease) in net assets from operations		160,380	-

Contract owner transactions:
Proceeds from units sold		977,846	-
Cost of units redeemed		(340,794)	-
Account charges		(4)	-
Increase (decrease)		637,048	-
Net increase (decrease)		797,428	-
Net assets, beginning		-	-
Net assets, ending		$797,428	$-

Units sold		555,994	-
Units redeemed		(179,164)	-
Net increase (decrease)		376,830	-
Units outstanding, beginning		-	-
Units outstanding, ending		376,830	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$982,755
Cost of units redeemed/account charges			(346,024)
Net investment income (loss)			(3,130)
Net realized gain (loss)			28,442
Realized gain distributions			125,460
Net change in unrealized appreciation (depreciation)			9,925
Net assets			$797,428

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.12	377	$797	1.25%	23.8%	12/31/2021	$2.14	0	$0	1.00%	24.1%	12/31/2021	$2.17	0	$0	0.75%	24.4%
12/31/2020	1.71	0	0	1.25%	19.0%	12/31/2020	1.73	0	0	1.00%	19.3%	12/31/2020	1.74	0	0	0.75%	19.6%
12/31/2019	1.44	0	0	1.25%	28.6%	12/31/2019	1.45	0	0	1.00%	28.9%	12/31/2019	1.46	0	0	0.75%	29.3%
12/31/2018	1.12	0	0	1.25%	-8.3%	12/31/2018	1.12	0	0	1.00%	-8.0%	12/31/2018	1.13	0	0	0.75%	-7.8%
12/31/2017	1.22	1	1	1.25%	22.4%	12/31/2017	1.22	0	0	1.00%	22.7%	12/31/2017	1.22	0	0	0.75%	23.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.20	0	$0	0.50%	24.8%	12/31/2021	$2.23	0	$0	0.25%	25.1%	12/31/2021	$2.25	0	$0	0.00%	25.4%
12/31/2020	1.76	0	0	0.50%	19.9%	12/31/2020	1.78	0	0	0.25%	20.2%	12/31/2020	1.80	0	0	0.00%	20.5%
12/31/2019	1.47	0	0	0.50%	29.6%	12/31/2019	1.48	0	0	0.25%	29.9%	12/31/2019	1.49	0	0	0.00%	30.2%
12/31/2018	1.13	0	0	0.50%	-7.6%	12/31/2018	1.14	0	0	0.25%	-7.3%	12/31/2018	1.15	0	0	0.00%	-7.1%
12/31/2017	1.23	0	0	0.50%	23.3%	12/31/2017	1.23	0	0	0.25%	23.7%	12/31/2017	1.23	0	0	0.00%	24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	0.0%
2019	0.0%
2018	2.8%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,040,628	$7,160,369	354,973
Receivables: investments sold	81,169
Payables: investments purchased	-
Net assets	$8,121,797

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,759,939	5,197,788	$1.49
Band 100	49,328	32,625	1.51
Band 75	312,530	204,104	1.53
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.59
Total	$8,121,797	5,434,517

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$235,869
Mortality & expense charges			(91,641)
Net investment income (loss)			144,228

Gain (loss) on investments:
Net realized gain (loss)			257,483
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			291,333
Net gain (loss)			548,816

Increase (decrease) in net assets from operations			$693,044

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$144,228	$39,884
Net realized gain (loss)		257,483	(138,273)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		291,333	436,064

Increase (decrease) in net assets from operations		693,044	337,675

Contract owner transactions:
Proceeds from units sold		3,158,236	2,568,646
Cost of units redeemed		(1,742,018)	(3,474,871)
Account charges		(9,986)	(8,035)
Increase (decrease)		1,406,232	(914,260)
Net increase (decrease)		2,099,276	(576,585)
Net assets, beginning		6,022,521	6,599,106
Net assets, ending		$8,121,797	$6,022,521

Units sold		2,198,490	2,499,820
Units redeemed		(1,193,014)	(3,255,470)
Net increase (decrease)		1,005,476	(755,650)
Units outstanding, beginning		4,429,041	5,184,691
Units outstanding, ending		5,434,517	4,429,041

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,539,775
Cost of units redeemed/account charges			(7,840,010)
Net investment income (loss)			444,555
Net realized gain (loss)			97,218
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			880,259
Net assets			$8,121,797

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	5,198	$7,760	1.25%	9.9%	12/31/2021	$1.51	33	$49	1.00%	10.2%	12/31/2021	$1.53	204	$313	0.75%	10.5%
12/31/2020	1.36	4,189	5,690	1.25%	6.8%	12/31/2020	1.37	5	7	1.00%	7.1%	12/31/2020	1.39	235	325	0.75%	7.3%
12/31/2019	1.27	4,927	6,266	1.25%	20.3%	12/31/2019	1.28	0	0	1.00%	20.6%	12/31/2019	1.29	258	333	0.75%	20.9%
12/31/2018	1.06	4,103	4,338	1.25%	-14.3%	12/31/2018	1.06	0	0	1.00%	-14.1%	12/31/2018	1.07	226	242	0.75%	-13.9%
12/31/2017	1.23	819	1,011	1.25%	23.8%	12/31/2017	1.24	0	0	1.00%	24.1%	12/31/2017	1.24	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	0	$0	0.50%	10.7%	12/31/2021	$1.57	0	$0	0.25%	11.0%	12/31/2021	$1.59	0	$0	0.00%	11.3%
12/31/2020	1.40	0	0	0.50%	7.6%	12/31/2020	1.41	0	0	0.25%	7.9%	12/31/2020	1.43	0	0	0.00%	8.1%
12/31/2019	1.30	0	0	0.50%	21.2%	12/31/2019	1.31	0	0	0.25%	21.5%	12/31/2019	1.32	0	0	0.00%	21.8%
12/31/2018	1.07	0	0	0.50%	-13.7%	12/31/2018	1.08	0	0	0.25%	-13.5%	12/31/2018	1.09	0	0	0.00%	-13.2%
12/31/2017	1.24	0	0	0.50%	24.7%	12/31/2017	1.25	0	0	0.25%	25.0%	12/31/2017	1.25	0	0	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.3%
2020	1.8%
2019	3.3%
2018	5.5%
2017	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,520,713	$18,040,651	440,266
Receivables: investments sold	-
Payables: investments purchased	(55,676)
Net assets	$25,465,037

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,400,758	8,812,587	$2.88
Band 100	64,279	22,021	2.92
Band 75	-	-	2.96
Band 50	-	-	2.99
Band 25	-	-	3.03
Band 0	-	-	3.07
Total	$25,465,037	8,834,608

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$210,243
Mortality & expense charges			(334,961)
Net investment income (loss)			(124,718)

Gain (loss) on investments:
Net realized gain (loss)			4,754,685
Realized gain distributions			1,905,804
Net change in unrealized appreciation (depreciation)			(246,234)
Net gain (loss)			6,414,255

Increase (decrease) in net assets from operations			$6,289,537

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(124,718)	$(144,071)
Net realized gain (loss)		4,754,685	3,341,074
Realized gain distributions		1,905,804	302,812
Net change in unrealized appreciation (depreciation)		(246,234)	4,577,084

Increase (decrease) in net assets from operations		6,289,537	8,076,899

Contract owner transactions:
Proceeds from units sold		6,627,210	7,540,161
Cost of units redeemed		(13,142,945)	(14,526,661)
Account charges		(17,559)	(20,993)
Increase (decrease)		(6,533,294)	(7,007,493)
Net increase (decrease)		(243,757)	1,069,406
Net assets, beginning		25,708,794	24,639,388
Net assets, ending		$25,465,037	$25,708,794

Units sold		2,642,365	4,020,231
Units redeemed		(5,040,298)	(7,505,478)
Net increase (decrease)		(2,397,933)	(3,485,247)
Units outstanding, beginning		11,232,541	14,717,788
Units outstanding, ending		8,834,608	11,232,541

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$45,865,944
Cost of units redeemed/account charges			(39,235,861)
Net investment income (loss)			(97,659)
Net realized gain (loss)			8,478,813
Realized gain distributions			2,973,738
Net change in unrealized appreciation (depreciation)			7,480,062
Net assets			$25,465,037

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.88	8,813	$25,401	1.25%	25.9%	12/31/2021	$2.92	22	$64	1.00%	26.2%	12/31/2021	$2.96	0	$0	0.75%	26.6%
12/31/2020	2.29	11,229	25,701	1.25%	36.7%	12/31/2020	2.31	3	8	1.00%	37.1%	12/31/2020	2.34	0	0	0.75%	37.4%
12/31/2019	1.67	14,718	24,639	1.25%	34.6%	12/31/2019	1.69	0	0	1.00%	34.9%	12/31/2019	1.70	0	0	0.75%	35.3%
12/31/2018	1.24	13,353	16,610	1.25%	-2.8%	12/31/2018	1.25	0	0	1.00%	-2.5%	12/31/2018	1.26	0	0	0.75%	-2.3%
12/31/2017	1.28	4,426	5,663	1.25%	28.5%	12/31/2017	1.28	0	0	1.00%	28.8%	12/31/2017	1.29	0	0	0.75%	29.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.99	0	$0	0.50%	26.9%	12/31/2021	$3.03	0	$0	0.25%	27.2%	12/31/2021	$3.07	0	$0	0.00%	27.5%
12/31/2020	2.36	0	0	0.50%	37.7%	12/31/2020	2.38	0	0	0.25%	38.1%	12/31/2020	2.41	0	0	0.00%	38.4%
12/31/2019	1.71	0	0	0.50%	35.6%	12/31/2019	1.73	0	0	0.25%	35.9%	12/31/2019	1.74	0	0	0.00%	36.3%
12/31/2018	1.26	0	0	0.50%	-2.0%	12/31/2018	1.27	0	0	0.25%	-1.8%	12/31/2018	1.28	0	0	0.00%	-1.6%
12/31/2017	1.29	0	0	0.50%	29.4%	12/31/2017	1.29	0	0	0.25%	29.7%	12/31/2017	1.30	0	0	0.00%	30.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.7%
2019	1.2%
2018	2.1%
2017	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,993,952	$8,678,452	407,556
Receivables: investments sold	19,705
Payables: investments purchased	-
Net assets	$10,013,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,001,872	6,323,495	$1.58
Band 100	11,785	7,357	1.60
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.69
Total	$10,013,657	6,330,852

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$178,564
Mortality & expense charges			(125,345)
Net investment income (loss)			53,219

Gain (loss) on investments:
Net realized gain (loss)			966,085
Realized gain distributions			185,355
Net change in unrealized appreciation (depreciation)			881,580
Net gain (loss)			2,033,020

Increase (decrease) in net assets from operations			$2,086,239

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$53,219	$73,767
Net realized gain (loss)		966,085	(295,685)
Realized gain distributions		185,355	-
Net change in unrealized appreciation (depreciation)		881,580	73,535

Increase (decrease) in net assets from operations		2,086,239	(148,383)

Contract owner transactions:
Proceeds from units sold		4,899,397	1,840,533
Cost of units redeemed		(5,425,837)	(4,402,975)
Account charges		(8,052)	(6,815)
Increase (decrease)		(534,492)	(2,569,257)
Net increase (decrease)		1,551,747	(2,717,640)
Net assets, beginning		8,461,910	11,179,550
Net assets, ending		$10,013,657	$8,461,910

Units sold		3,360,591	1,693,390
Units redeemed		(3,635,368)	(3,956,471)
Net increase (decrease)		(274,777)	(2,263,081)
Units outstanding, beginning		6,605,629	8,868,710
Units outstanding, ending		6,330,852	6,605,629

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$22,192,560
Cost of units redeemed/account charges			(15,616,288)
Net investment income (loss)			538,959
Net realized gain (loss)			697,173
Realized gain distributions			885,753
Net change in unrealized appreciation (depreciation)			1,315,500
Net assets			$10,013,657

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	6,323	$10,002	1.25%	23.5%	12/31/2021	$1.60	7	$12	1.00%	23.8%	12/31/2021	$1.62	0	$0	0.75%	24.1%
12/31/2020	1.28	6,606	8,462	1.25%	1.6%	12/31/2020	1.29	0	0	1.00%	1.9%	12/31/2020	1.31	0	0	0.75%	2.1%
12/31/2019	1.26	8,869	11,180	1.25%	24.8%	12/31/2019	1.27	0	0	1.00%	25.1%	12/31/2019	1.28	0	0	0.75%	25.5%
12/31/2018	1.01	8,282	8,363	1.25%	-9.5%	12/31/2018	1.02	0	0	1.00%	-9.2%	12/31/2018	1.02	0	0	0.75%	-9.0%
12/31/2017	1.12	6,077	6,778	1.25%	12.2%	12/31/2017	1.12	0	0	1.00%	12.5%	12/31/2017	1.12	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	0	$0	0.50%	24.4%	12/31/2021	$1.66	0	$0	0.25%	24.7%	12/31/2021	$1.69	0	$0	0.00%	25.0%
12/31/2020	1.32	0	0	0.50%	2.4%	12/31/2020	1.33	0	0	0.25%	2.6%	12/31/2020	1.35	0	0	0.00%	2.9%
12/31/2019	1.29	0	0	0.50%	25.8%	12/31/2019	1.30	0	0	0.25%	26.1%	12/31/2019	1.31	0	0	0.00%	26.4%
12/31/2018	1.03	0	0	0.50%	-8.8%	12/31/2018	1.03	0	0	0.25%	-8.5%	12/31/2018	1.04	0	0	0.00%	-8.3%
12/31/2017	1.12	0	0	0.50%	13.1%	12/31/2017	1.13	0	0	0.25%	13.3%	12/31/2017	1.13	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.9%
2019	2.9%
2018	3.0%
2017	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,449,552	$5,999,534	361,222
Receivables: investments sold	1,888
Payables: investments purchased	-
Net assets	$6,451,440

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,655,235	4,043,809	$1.40
Band 100	1,868	1,319	1.42
Band 75	628,287	438,035	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	166,050	111,455	1.49
Total	$6,451,440	4,594,618

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$136,549
Mortality & expense charges			(67,817)
Net investment income (loss)			68,732

Gain (loss) on investments:
Net realized gain (loss)			266,513
Realized gain distributions			169,966
Net change in unrealized appreciation (depreciation)			(193,234)
Net gain (loss)			243,245

Increase (decrease) in net assets from operations			$311,977

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$68,732	$24,663
Net realized gain (loss)		266,513	193,219
Realized gain distributions		169,966	32,482
Net change in unrealized appreciation (depreciation)		(193,234)	298,255

Increase (decrease) in net assets from operations		311,977	548,619

Contract owner transactions:
Proceeds from units sold		2,209,442	1,359,065
Cost of units redeemed		(1,577,114)	(2,911,532)
Account charges		(5,532)	(7,000)
Increase (decrease)		626,796	(1,559,467)
Net increase (decrease)		938,773	(1,010,848)
Net assets, beginning		5,512,667	6,523,515
Net assets, ending		$6,451,440	$5,512,667

Units sold		1,864,423	1,130,854
Units redeemed		(1,408,444)	(2,426,259)
Net increase (decrease)		455,979	(1,295,405)
Units outstanding, beginning		4,138,639	5,434,044
Units outstanding, ending		4,594,618	4,138,639

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,766,695
Cost of units redeemed/account charges			(6,804,769)
Net investment income (loss)			296,447
Net realized gain (loss)			495,070
Realized gain distributions			247,979
Net change in unrealized appreciation (depreciation)			450,018
Net assets			$6,451,440

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	4,044	$5,655	1.25%	5.6%	12/31/2021	$1.42	1	$2	1.00%	5.9%	12/31/2021	$1.43	438	$628	0.75%	6.2%
12/31/2020	1.32	3,391	4,489	1.25%	10.6%	12/31/2020	1.34	0	0	1.00%	10.9%	12/31/2020	1.35	442	597	0.75%	11.1%
12/31/2019	1.20	4,788	5,733	1.25%	14.1%	12/31/2019	1.21	0	0	1.00%	14.4%	12/31/2019	1.22	463	563	0.75%	14.7%
12/31/2018	1.05	4,501	4,722	1.25%	-4.1%	12/31/2018	1.05	0	0	1.00%	-3.8%	12/31/2018	1.06	420	445	0.75%	-3.6%
12/31/2017	1.09	1,424	1,557	1.25%	9.8%	12/31/2017	1.10	0	0	1.00%	10.0%	12/31/2017	1.10	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	0.50%	6.4%	12/31/2021	$1.47	0	$0	0.25%	6.7%	12/31/2021	$1.49	111	$166	0.00%	7.0%
12/31/2020	1.36	0	0	0.50%	11.4%	12/31/2020	1.38	0	0	0.25%	11.7%	12/31/2020	1.39	306	426	0.00%	12.0%
12/31/2019	1.23	0	0	0.50%	15.0%	12/31/2019	1.23	0	0	0.25%	15.3%	12/31/2019	1.24	183	227	0.00%	15.6%
12/31/2018	1.07	0	0	0.50%	-3.4%	12/31/2018	1.07	0	0	0.25%	-3.1%	12/31/2018	1.08	457	492	0.00%	-2.9%
12/31/2017	1.10	0	0	0.50%	10.6%	12/31/2017	1.11	0	0	0.25%	10.9%	12/31/2017	1.11	460	510	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	1.6%
2019	2.3%
2018	3.5%
2017	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,390,744	$17,365,106	1,028,901
Receivables: investments sold	14,346
Payables: investments purchased	-
Net assets	$19,405,090

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,308,045	11,329,949	$1.44
Band 100	-	-	1.46
Band 75	406,381	275,270	1.48
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	2,690,664	1,754,668	1.53
Total	$19,405,090	13,359,887

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$391,160
Mortality & expense charges			(208,234)
Net investment income (loss)			182,926

Gain (loss) on investments:
Net realized gain (loss)			985,218
Realized gain distributions			561,727
Net change in unrealized appreciation (depreciation)			(474,974)
Net gain (loss)			1,071,971

Increase (decrease) in net assets from operations			$1,254,897

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$182,926	$135,453
Net realized gain (loss)		985,218	681,424
Realized gain distributions		561,727	170,031
Net change in unrealized appreciation (depreciation)		(474,974)	1,269,923

Increase (decrease) in net assets from operations		1,254,897	2,256,831

Contract owner transactions:
Proceeds from units sold		4,833,401	6,030,522
Cost of units redeemed		(6,469,167)	(8,992,757)
Account charges		(19,101)	(24,413)
Increase (decrease)		(1,654,867)	(2,986,648)
Net increase (decrease)		(399,970)	(729,817)
Net assets, beginning		19,805,060	20,534,877
Net assets, ending		$19,405,090	$19,805,060

Units sold		4,007,657	5,240,503
Units redeemed		(5,200,083)	(7,493,570)
Net increase (decrease)		(1,192,426)	(2,253,067)
Units outstanding, beginning		14,552,313	16,805,380
Units outstanding, ending		13,359,887	14,552,313

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$37,508,265
Cost of units redeemed/account charges			(23,988,524)
Net investment income (loss)			1,016,004
Net realized gain (loss)			1,931,325
Realized gain distributions			912,382
Net change in unrealized appreciation (depreciation)			2,025,638
Net assets			$19,405,090

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	11,330	$16,308	1.25%	6.5%	12/31/2021	$1.46	0	$0	1.00%	6.8%	12/31/2021	$1.48	275	$406	0.75%	7.0%
12/31/2020	1.35	12,365	16,710	1.25%	11.2%	12/31/2020	1.37	0	0	1.00%	11.5%	12/31/2020	1.38	342	472	0.75%	11.7%
12/31/2019	1.22	14,307	17,390	1.25%	15.3%	12/31/2019	1.22	0	0	1.00%	15.5%	12/31/2019	1.23	341	420	0.75%	15.8%
12/31/2018	1.05	13,616	14,359	1.25%	-4.5%	12/31/2018	1.06	0	0	1.00%	-4.3%	12/31/2018	1.07	399	426	0.75%	-4.0%
12/31/2017	1.10	5,457	6,026	1.25%	10.8%	12/31/2017	1.11	0	0	1.00%	11.1%	12/31/2017	1.11	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	7.3%	12/31/2021	$1.51	0	$0	0.25%	7.6%	12/31/2021	$1.53	1,755	$2,691	0.00%	7.9%
12/31/2020	1.39	0	0	0.50%	12.0%	12/31/2020	1.41	0	0	0.25%	12.3%	12/31/2020	1.42	1,845	2,623	0.00%	12.6%
12/31/2019	1.24	0	0	0.50%	16.1%	12/31/2019	1.25	0	0	0.25%	16.4%	12/31/2019	1.26	2,157	2,724	0.00%	16.7%
12/31/2018	1.07	0	0	0.50%	-3.8%	12/31/2018	1.08	0	0	0.25%	-3.5%	12/31/2018	1.08	2,361	2,555	0.00%	-3.3%
12/31/2017	1.11	0	0	0.50%	11.7%	12/31/2017	1.12	0	0	0.25%	11.9%	12/31/2017	1.12	2,620	2,931	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	1.8%
2019	2.4%
2018	3.2%
2017	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$79,960,442	$69,615,613	3,894,349
Receivables: investments sold	-
Payables: investments purchased	(359,930)
Net assets	$79,600,512

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,060,580	43,822,934	$1.48
Band 100	-	-	1.50
Band 75	1,985,233	1,303,761	1.52
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	12,554,699	7,937,863	1.58
Total	$79,600,512	53,064,558

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,586,695
Mortality & expense charges			(797,146)
Net investment income (loss)			789,549

Gain (loss) on investments:
Net realized gain (loss)			3,295,922
Realized gain distributions			2,352,825
Net change in unrealized appreciation (depreciation)			(745,298)
Net gain (loss)			4,903,449

Increase (decrease) in net assets from operations			$5,692,998

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$789,549	$609,028
Net realized gain (loss)		3,295,922	2,092,410
Realized gain distributions		2,352,825	383,924
Net change in unrealized appreciation (depreciation)		(745,298)	5,628,800

Increase (decrease) in net assets from operations		5,692,998	8,714,162

Contract owner transactions:
Proceeds from units sold		15,005,856	21,741,767
Cost of units redeemed		(16,636,729)	(29,825,555)
Account charges		(66,855)	(77,086)
Increase (decrease)		(1,697,728)	(8,160,874)
Net increase (decrease)		3,995,270	553,288
Net assets, beginning		75,605,242	75,051,954
Net assets, ending		$79,600,512	$75,605,242

Units sold		14,445,788	18,103,649
Units redeemed		(15,530,849)	(24,067,684)
Net increase (decrease)		(1,085,061)	(5,964,035)
Units outstanding, beginning		54,149,619	60,113,654
Units outstanding, ending		53,064,558	54,149,619

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$135,642,869
Cost of units redeemed/account charges			(79,713,216)
Net investment income (loss)			3,982,359
Net realized gain (loss)			6,175,630
Realized gain distributions			3,168,041
Net change in unrealized appreciation (depreciation)			10,344,829
Net assets			$79,600,512

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	43,823	$65,061	1.25%	7.4%	12/31/2021	$1.50	0	$0	1.00%	7.7%	12/31/2021	$1.52	1,304	$1,985	0.75%	7.9%
12/31/2020	1.38	42,834	59,211	1.25%	11.7%	12/31/2020	1.40	0	0	1.00%	11.9%	12/31/2020	1.41	1,455	2,052	0.75%	12.2%
12/31/2019	1.24	45,712	56,589	1.25%	16.5%	12/31/2019	1.25	0	0	1.00%	16.8%	12/31/2019	1.26	2,095	2,634	0.75%	17.1%
12/31/2018	1.06	44,016	46,778	1.25%	-5.0%	12/31/2018	1.07	0	0	1.00%	-4.7%	12/31/2018	1.07	2,261	2,428	0.75%	-4.5%
12/31/2017	1.12	16,090	17,991	1.25%	12.3%	12/31/2017	1.12	0	0	1.00%	12.5%	12/31/2017	1.12	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	8.2%	12/31/2021	$1.56	0	$0	0.25%	8.5%	12/31/2021	$1.58	7,938	$12,555	0.00%	8.7%
12/31/2020	1.43	0	0	0.50%	12.5%	12/31/2020	1.44	0	0	0.25%	12.8%	12/31/2020	1.45	9,861	14,342	0.00%	13.1%
12/31/2019	1.27	0	0	0.50%	17.4%	12/31/2019	1.28	0	0	0.25%	17.7%	12/31/2019	1.29	12,306	15,829	0.00%	18.0%
12/31/2018	1.08	0	0	0.50%	-4.2%	12/31/2018	1.08	0	0	0.25%	-4.0%	12/31/2018	1.09	12,700	13,849	0.00%	-3.8%
12/31/2017	1.13	0	0	0.50%	13.1%	12/31/2017	1.13	0	0	0.25%	13.4%	12/31/2017	1.13	14,867	16,844	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	1.8%
2019	2.3%
2018	3.1%
2017	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$108,635,765	$92,018,594	4,831,202
Receivables: investments sold	-
Payables: investments purchased	(223,577)
Net assets	$108,412,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$83,679,359	54,064,990	$1.55
Band 100	-	-	1.57
Band 75	5,216,669	3,286,269	1.59
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	19,516,160	11,836,218	1.65
Total	$108,412,188	69,187,477

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,080,847
Mortality & expense charges			(1,023,830)
Net investment income (loss)			1,057,017

Gain (loss) on investments:
Net realized gain (loss)			3,763,432
Realized gain distributions			2,051,296
Net change in unrealized appreciation (depreciation)			1,967,702
Net gain (loss)			7,782,430

Increase (decrease) in net assets from operations			$8,839,447

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,057,017	$721,524
Net realized gain (loss)		3,763,432	1,921,930
Realized gain distributions		2,051,296	381,043
Net change in unrealized appreciation (depreciation)		1,967,702	8,007,509

Increase (decrease) in net assets from operations		8,839,447	11,032,006

Contract owner transactions:
Proceeds from units sold		23,674,905	22,757,958
Cost of units redeemed		(18,456,025)	(26,588,575)
Account charges		(101,941)	(96,952)
Increase (decrease)		5,116,939	(3,927,569)
Net increase (decrease)		13,956,386	7,104,437
Net assets, beginning		94,455,802	87,351,365
Net assets, ending		$108,412,188	$94,455,802

Units sold		20,409,520	18,152,851
Units redeemed		(16,888,183)	(21,064,444)
Net increase (decrease)		3,521,337	(2,911,593)
Units outstanding, beginning		65,666,140	68,577,733
Units outstanding, ending		69,187,477	65,666,140

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$142,983,495
Cost of units redeemed/account charges			(64,624,406)
Net investment income (loss)			4,359,004
Net realized gain (loss)			6,338,299
Realized gain distributions			2,738,625
Net change in unrealized appreciation (depreciation)			16,617,171
Net assets			$108,412,188

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	54,065	$83,679	1.25%	8.8%	12/31/2021	$1.57	0	$0	1.00%	9.0%	12/31/2021	$1.59	3,286	$5,217	0.75%	9.3%
12/31/2020	1.42	50,141	71,351	1.25%	12.6%	12/31/2020	1.44	0	0	1.00%	12.9%	12/31/2020	1.45	3,053	4,433	0.75%	13.2%
12/31/2019	1.26	53,024	67,016	1.25%	18.1%	12/31/2019	1.27	0	0	1.00%	18.4%	12/31/2019	1.28	3,024	3,880	0.75%	18.7%
12/31/2018	1.07	44,244	47,347	1.25%	-5.6%	12/31/2018	1.08	0	0	1.00%	-5.4%	12/31/2018	1.08	2,948	3,187	0.75%	-5.1%
12/31/2017	1.13	14,338	16,257	1.25%	13.9%	12/31/2017	1.14	0	0	1.00%	14.2%	12/31/2017	1.14	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	0	$0	0.50%	9.6%	12/31/2021	$1.63	0	$0	0.25%	9.9%	12/31/2021	$1.65	11,836	$19,516	0.00%	10.1%
12/31/2020	1.47	0	0	0.50%	13.4%	12/31/2020	1.48	0	0	0.25%	13.7%	12/31/2020	1.50	12,472	18,672	0.00%	14.0%
12/31/2019	1.29	0	0	0.50%	19.0%	12/31/2019	1.30	0	0	0.25%	19.3%	12/31/2019	1.31	12,531	16,455	0.00%	19.6%
12/31/2018	1.09	0	0	0.50%	-4.9%	12/31/2018	1.09	0	0	0.25%	-4.7%	12/31/2018	1.10	11,646	12,789	0.00%	-4.4%
12/31/2017	1.14	0	0	0.50%	14.8%	12/31/2017	1.15	0	0	0.25%	15.1%	12/31/2017	1.15	11,524	13,240	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	1.8%
2019	2.3%
2018	3.2%
2017	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$128,019,167	$104,087,232	5,240,749
Receivables: investments sold	117,156
Payables: investments purchased	-
Net assets	$128,136,323

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$102,795,303	63,665,007	$1.61
Band 100	-	-	1.64
Band 75	3,426,325	2,068,977	1.66
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	21,914,695	12,740,383	1.72
Total	$128,136,323	78,474,367

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,378,129
Mortality & expense charges			(1,260,081)
Net investment income (loss)			1,118,048

Gain (loss) on investments:
Net realized gain (loss)			4,332,690
Realized gain distributions			1,589,282
Net change in unrealized appreciation (depreciation)			5,085,187
Net gain (loss)			11,007,159

Increase (decrease) in net assets from operations			$12,125,207

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,118,048	$882,407
Net realized gain (loss)		4,332,690	1,711,958
Realized gain distributions		1,589,282	388,334
Net change in unrealized appreciation (depreciation)		5,085,187	11,001,415

Increase (decrease) in net assets from operations		12,125,207	13,984,114

Contract owner transactions:
Proceeds from units sold		23,417,549	32,296,595
Cost of units redeemed		(18,735,424)	(26,663,532)
Account charges		(117,259)	(111,121)
Increase (decrease)		4,564,866	5,521,942
Net increase (decrease)		16,690,073	19,506,056
Net assets, beginning		111,446,250	91,940,194
Net assets, ending		$128,136,323	$111,446,250

Units sold		20,760,301	25,645,828
Units redeemed		(17,698,174)	(20,861,954)
Net increase (decrease)		3,062,127	4,783,874
Units outstanding, beginning		75,412,240	70,628,366
Units outstanding, ending		78,474,367	75,412,240

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$157,310,778
Cost of units redeemed/account charges			(66,780,708)
Net investment income (loss)			4,706,119
Net realized gain (loss)			6,689,536
Realized gain distributions			2,278,663
Net change in unrealized appreciation (depreciation)			23,931,935
Net assets			$128,136,323

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	63,665	$102,795	1.25%	10.3%	12/31/2021	$1.64	0	$0	1.00%	10.6%	12/31/2021	$1.66	2,069	$3,426	0.75%	10.8%
12/31/2020	1.46	60,681	88,842	1.25%	13.3%	12/31/2020	1.48	0	0	1.00%	13.6%	12/31/2020	1.49	1,898	2,835	0.75%	13.9%
12/31/2019	1.29	55,451	71,631	1.25%	19.8%	12/31/2019	1.30	0	0	1.00%	20.1%	12/31/2019	1.31	2,021	2,651	0.75%	20.4%
12/31/2018	1.08	47,086	50,756	1.25%	-6.2%	12/31/2018	1.08	0	0	1.00%	-6.0%	12/31/2018	1.09	2,172	2,365	0.75%	-5.8%
12/31/2017	1.15	14,100	16,209	1.25%	15.6%	12/31/2017	1.15	0	0	1.00%	15.9%	12/31/2017	1.16	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	0.50%	11.1%	12/31/2021	$1.70	0	$0	0.25%	11.4%	12/31/2021	$1.72	12,740	$21,915	0.00%	11.7%
12/31/2020	1.51	0	0	0.50%	14.2%	12/31/2020	1.52	0	0	0.25%	14.5%	12/31/2020	1.54	12,834	19,769	0.00%	14.8%
12/31/2019	1.32	0	0	0.50%	20.7%	12/31/2019	1.33	0	0	0.25%	21.0%	12/31/2019	1.34	13,156	17,658	0.00%	21.3%
12/31/2018	1.09	0	0	0.50%	-5.5%	12/31/2018	1.10	0	0	0.25%	-5.3%	12/31/2018	1.11	12,235	13,533	0.00%	-5.0%
12/31/2017	1.16	0	0	0.50%	16.5%	12/31/2017	1.16	0	0	0.25%	16.8%	12/31/2017	1.16	11,412	13,293	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	1.8%
2019	2.4%
2018	3.2%
2017	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,981,177	$89,770,233	4,176,545
Receivables: investments sold	154,335
Payables: investments purchased	-
Net assets	$110,135,512

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$91,792,264	54,553,046	$1.68
Band 100	-	-	1.70
Band 75	4,703,483	2,725,421	1.73
Band 50	-	-	1.75
Band 25	-	-	1.77
Band 0	13,639,765	7,609,128	1.79
Total	$110,135,512	64,887,595

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,009,242
Mortality & expense charges			(1,061,027)
Net investment income (loss)			948,215

Gain (loss) on investments:
Net realized gain (loss)			3,171,723
Realized gain distributions			1,075,436
Net change in unrealized appreciation (depreciation)			5,731,132
Net gain (loss)			9,978,291

Increase (decrease) in net assets from operations			$10,926,506

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$948,215	$600,974
Net realized gain (loss)		3,171,723	1,314,606
Realized gain distributions		1,075,436	283,647
Net change in unrealized appreciation (depreciation)		5,731,132	8,632,897

Increase (decrease) in net assets from operations		10,926,506	10,832,124

Contract owner transactions:
Proceeds from units sold		26,889,994	23,010,712
Cost of units redeemed		(12,025,307)	(20,735,277)
Account charges		(87,565)	(77,802)
Increase (decrease)		14,777,122	2,197,633
Net increase (decrease)		25,703,628	13,029,757
Net assets, beginning		84,431,884	71,402,127
Net assets, ending		$110,135,512	$84,431,884

Units sold		20,641,604	17,650,838
Units redeemed		(11,411,589)	(15,820,267)
Net increase (decrease)		9,230,015	1,830,571
Units outstanding, beginning		55,657,580	53,827,009
Units outstanding, ending		64,887,595	55,657,580

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$123,550,204
Cost of units redeemed/account charges			(43,674,731)
Net investment income (loss)			3,491,010
Net realized gain (loss)			4,958,932
Realized gain distributions			1,599,153
Net change in unrealized appreciation (depreciation)			20,210,944
Net assets			$110,135,512

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	54,553	$91,792	1.25%	11.8%	12/31/2021	$1.70	0	$0	1.00%	12.1%	12/31/2021	$1.73	2,725	$4,703	0.75%	12.4%
12/31/2020	1.50	45,529	68,522	1.25%	14.1%	12/31/2020	1.52	0	0	1.00%	14.4%	12/31/2020	1.54	2,669	4,099	0.75%	14.7%
12/31/2019	1.32	44,406	58,571	1.25%	21.5%	12/31/2019	1.33	0	0	1.00%	21.8%	12/31/2019	1.34	2,594	3,474	0.75%	22.1%
12/31/2018	1.09	34,518	37,473	1.25%	-6.9%	12/31/2018	1.09	0	0	1.00%	-6.7%	12/31/2018	1.10	2,498	2,740	0.75%	-6.4%
12/31/2017	1.17	8,029	9,363	1.25%	17.3%	12/31/2017	1.17	0	0	1.00%	17.5%	12/31/2017	1.17	0	0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	0	$0	0.50%	12.6%	12/31/2021	$1.77	0	$0	0.25%	12.9%	12/31/2021	$1.79	7,609	$13,640	0.00%	13.2%
12/31/2020	1.55	0	0	0.50%	15.0%	12/31/2020	1.57	0	0	0.25%	15.2%	12/31/2020	1.58	7,459	11,811	0.00%	15.5%
12/31/2019	1.35	0	0	0.50%	22.4%	12/31/2019	1.36	0	0	0.25%	22.7%	12/31/2019	1.37	6,828	9,357	0.00%	23.0%
12/31/2018	1.10	0	0	0.50%	-6.2%	12/31/2018	1.11	0	0	0.25%	-6.0%	12/31/2018	1.11	6,149	6,850	0.00%	-5.7%
12/31/2017	1.18	0	0	0.50%	18.1%	12/31/2017	1.18	0	0	0.25%	18.4%	12/31/2017	1.18	5,766	6,813	0.00%	18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	1.8%
2019	2.5%
2018	3.5%
2017	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$113,435,044	$90,031,735	4,064,893
Receivables: investments sold	97,438
Payables: investments purchased	-
Net assets	$113,532,482

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,588,711	55,162,784	$1.75
Band 100	-	-	1.77
Band 75	2,267,336	1,262,520	1.80
Band 50	-	-	1.82
Band 25	-	-	1.84
Band 0	14,676,435	7,867,761	1.87
Total	$113,532,482	64,293,065

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,074,761
Mortality & expense charges			(1,115,505)
Net investment income (loss)			959,256

Gain (loss) on investments:
Net realized gain (loss)			4,181,929
Realized gain distributions			1,151,685
Net change in unrealized appreciation (depreciation)			6,713,898
Net gain (loss)			12,047,512

Increase (decrease) in net assets from operations			$13,006,768

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$959,256	$669,535
Net realized gain (loss)		4,181,929	1,230,851
Realized gain distributions		1,151,685	275,254
Net change in unrealized appreciation (depreciation)		6,713,898	10,071,631

Increase (decrease) in net assets from operations		13,006,768	12,247,271

Contract owner transactions:
Proceeds from units sold		24,440,245	25,928,060
Cost of units redeemed		(14,534,781)	(19,089,550)
Account charges		(104,070)	(85,852)
Increase (decrease)		9,801,394	6,752,658
Net increase (decrease)		22,808,162	18,999,929
Net assets, beginning		90,724,320	71,724,391
Net assets, ending		$113,532,482	$90,724,320

Units sold		20,073,151	19,601,701
Units redeemed		(14,123,332)	(14,297,845)
Net increase (decrease)		5,949,819	5,303,856
Units outstanding, beginning		58,343,246	53,039,390
Units outstanding, ending		64,293,065	58,343,246

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$126,029,434
Cost of units redeemed/account charges			(46,987,441)
Net investment income (loss)			3,589,710
Net realized gain (loss)			5,835,921
Realized gain distributions			1,661,549
Net change in unrealized appreciation (depreciation)			23,403,309
Net assets			$113,532,482

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	55,163	$96,589	1.25%	13.5%	12/31/2021	$1.77	0	$0	1.00%	13.7%	12/31/2021	$1.80	1,263	$2,267	0.75%	14.0%
12/31/2020	1.54	49,105	75,783	1.25%	14.8%	12/31/2020	1.56	0	0	1.00%	15.1%	12/31/2020	1.57	1,197	1,885	0.75%	15.4%
12/31/2019	1.34	43,969	59,095	1.25%	23.0%	12/31/2019	1.35	0	0	1.00%	23.3%	12/31/2019	1.36	1,191	1,625	0.75%	23.6%
12/31/2018	1.09	33,800	36,942	1.25%	-7.5%	12/31/2018	1.10	0	0	1.00%	-7.3%	12/31/2018	1.10	1,173	1,295	0.75%	-7.1%
12/31/2017	1.18	10,167	12,017	1.25%	18.9%	12/31/2017	1.19	0	0	1.00%	19.2%	12/31/2017	1.19	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	0	$0	0.50%	14.3%	12/31/2021	$1.84	0	$0	0.25%	14.6%	12/31/2021	$1.87	7,868	$14,676	0.00%	14.9%
12/31/2020	1.59	0	0	0.50%	15.7%	12/31/2020	1.61	0	0	0.25%	16.0%	12/31/2020	1.62	8,041	13,056	0.00%	16.3%
12/31/2019	1.38	0	0	0.50%	23.9%	12/31/2019	1.39	0	0	0.25%	24.2%	12/31/2019	1.40	7,880	11,005	0.00%	24.5%
12/31/2018	1.11	0	0	0.50%	-6.8%	12/31/2018	1.12	0	0	0.25%	-6.6%	12/31/2018	1.12	7,561	8,480	0.00%	-6.4%
12/31/2017	1.19	0	0	0.50%	19.8%	12/31/2017	1.19	0	0	0.25%	20.1%	12/31/2017	1.20	7,178	8,597	0.00%	20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	1.8%
2019	2.5%
2018	3.2%
2017	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$85,669,386	$66,913,057	2,956,281
Receivables: investments sold	62,780
Payables: investments purchased	-
Net assets	$85,732,166

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$74,409,087	41,144,500	$1.81
Band 100	-	-	1.83
Band 75	1,511,330	814,808	1.85
Band 50	-	-	1.88
Band 25	-	-	1.90
Band 0	9,811,749	5,092,671	1.93
Total	$85,732,166	47,051,979

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,571,510
Mortality & expense charges			(842,826)
Net investment income (loss)			728,684

Gain (loss) on investments:
Net realized gain (loss)			3,225,847
Realized gain distributions			516,308
Net change in unrealized appreciation (depreciation)			6,231,265
Net gain (loss)			9,973,420

Increase (decrease) in net assets from operations			$10,702,104

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$728,684	$449,331
Net realized gain (loss)		3,225,847	799,388
Realized gain distributions		516,308	108,717
Net change in unrealized appreciation (depreciation)		6,231,265	7,941,315

Increase (decrease) in net assets from operations		10,702,104	9,298,751

Contract owner transactions:
Proceeds from units sold		22,248,996	21,955,034
Cost of units redeemed		(12,801,998)	(15,355,674)
Account charges		(79,588)	(69,737)
Increase (decrease)		9,367,410	6,529,623
Net increase (decrease)		20,069,514	15,828,374
Net assets, beginning		65,662,652	49,834,278
Net assets, ending		$85,732,166	$65,662,652

Units sold		16,054,580	16,569,428
Units redeemed		(10,564,818)	(11,479,812)
Net increase (decrease)		5,489,762	5,089,616
Units outstanding, beginning		41,562,217	36,472,601
Units outstanding, ending		47,051,979	41,562,217

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$97,479,858
Cost of units redeemed/account charges			(38,046,407)
Net investment income (loss)			2,473,621
Net realized gain (loss)			4,290,930
Realized gain distributions			777,835
Net change in unrealized appreciation (depreciation)			18,756,329
Net assets			$85,732,166

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.81	41,144	$74,409	1.25%	15.2%	12/31/2021	$1.83	0	$0	1.00%	15.5%	12/31/2021	$1.85	815	$1,511	0.75%	15.8%
12/31/2020	1.57	35,984	56,488	1.25%	15.6%	12/31/2020	1.59	0	0	1.00%	15.9%	12/31/2020	1.60	774	1,241	0.75%	16.1%
12/31/2019	1.36	30,532	41,473	1.25%	24.3%	12/31/2019	1.37	0	0	1.00%	24.6%	12/31/2019	1.38	722	996	0.75%	24.9%
12/31/2018	1.09	22,574	24,674	1.25%	-8.1%	12/31/2018	1.10	0	0	1.00%	-7.9%	12/31/2018	1.10	696	769	0.75%	-7.6%
12/31/2017	1.19	6,557	7,798	1.25%	19.7%	12/31/2017	1.19	0	0	1.00%	20.0%	12/31/2017	1.20	0	0	0.75%	20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	0	$0	0.50%	16.1%	12/31/2021	$1.90	0	$0	0.25%	16.4%	12/31/2021	$1.93	5,093	$9,812	0.00%	16.7%
12/31/2020	1.62	0	0	0.50%	16.4%	12/31/2020	1.63	0	0	0.25%	16.7%	12/31/2020	1.65	4,804	7,934	0.00%	17.0%
12/31/2019	1.39	0	0	0.50%	25.2%	12/31/2019	1.40	0	0	0.25%	25.5%	12/31/2019	1.41	5,218	7,365	0.00%	25.8%
12/31/2018	1.11	0	0	0.50%	-7.4%	12/31/2018	1.12	0	0	0.25%	-7.2%	12/31/2018	1.12	4,775	5,355	0.00%	-6.9%
12/31/2017	1.20	0	0	0.50%	20.6%	12/31/2017	1.20	0	0	0.25%	20.9%	12/31/2017	1.21	3,966	4,779	0.00%	21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	1.8%
2019	2.5%
2018	3.3%
2017	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$79,345,723	$62,020,583	2,702,304
Receivables: investments sold	74,996
Payables: investments purchased	-
Net assets	$79,420,719

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,435,116	34,763,082	$1.82
Band 100	-	-	1.85
Band 75	731,020	390,594	1.87
Band 50	-	-	1.90
Band 25	-	-	1.92
Band 0	15,254,583	7,847,153	1.94
Total	$79,420,719	43,000,829

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,468,022
Mortality & expense charges			(727,370)
Net investment income (loss)			740,652

Gain (loss) on investments:
Net realized gain (loss)			4,902,620
Realized gain distributions			305,669
Net change in unrealized appreciation (depreciation)			4,599,700
Net gain (loss)			9,807,989

Increase (decrease) in net assets from operations			$10,548,641

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$740,652	$497,711
Net realized gain (loss)		4,902,620	540,965
Realized gain distributions		305,669	75,610
Net change in unrealized appreciation (depreciation)		4,599,700	8,065,952

Increase (decrease) in net assets from operations		10,548,641	9,180,238

Contract owner transactions:
Proceeds from units sold		18,328,305	17,753,526
Cost of units redeemed		(12,534,356)	(10,028,436)
Account charges		(89,149)	(72,262)
Increase (decrease)		5,704,800	7,652,828
Net increase (decrease)		16,253,441	16,833,066
Net assets, beginning		63,167,278	46,334,212
Net assets, ending		$79,420,719	$63,167,278

Units sold		16,858,408	13,400,322
Units redeemed		(13,487,390)	(7,482,684)
Net increase (decrease)		3,371,018	5,917,638
Units outstanding, beginning		39,629,811	33,712,173
Units outstanding, ending		43,000,829	39,629,811

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$86,514,604
Cost of units redeemed/account charges			(33,192,413)
Net investment income (loss)			2,540,529
Net realized gain (loss)			5,716,375
Realized gain distributions			516,484
Net change in unrealized appreciation (depreciation)			17,325,140
Net assets			$79,420,719

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.82	34,763	$63,435	1.25%	15.7%	12/31/2021	$1.85	0	$0	1.00%	16.0%	12/31/2021	$1.87	391	$731	0.75%	16.3%
12/31/2020	1.58	31,383	49,501	1.25%	15.7%	12/31/2020	1.59	0	0	1.00%	16.0%	12/31/2020	1.61	400	643	0.75%	16.3%
12/31/2019	1.36	26,113	35,586	1.25%	24.5%	12/31/2019	1.37	0	0	1.00%	24.8%	12/31/2019	1.38	360	498	0.75%	25.1%
12/31/2018	1.09	18,523	20,281	1.25%	-8.2%	12/31/2018	1.10	0	0	1.00%	-7.9%	12/31/2018	1.11	344	381	0.75%	-7.7%
12/31/2017	1.19	5,015	5,980	1.25%	20.0%	12/31/2017	1.20	0	0	1.00%	20.3%	12/31/2017	1.20	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.90	0	$0	0.50%	16.6%	12/31/2021	$1.92	0	$0	0.25%	16.8%	12/31/2021	$1.94	7,847	$15,255	0.00%	17.1%
12/31/2020	1.63	0	0	0.50%	16.6%	12/31/2020	1.64	0	0	0.25%	16.9%	12/31/2020	1.66	7,847	13,022	0.00%	17.2%
12/31/2019	1.39	0	0	0.50%	25.4%	12/31/2019	1.41	0	0	0.25%	25.7%	12/31/2019	1.42	7,240	10,251	0.00%	26.0%
12/31/2018	1.11	0	0	0.50%	-7.5%	12/31/2018	1.12	0	0	0.25%	-7.2%	12/31/2018	1.12	6,520	7,325	0.00%	-7.0%
12/31/2017	1.20	0	0	0.50%	20.9%	12/31/2017	1.20	0	0	0.25%	21.2%	12/31/2017	1.21	6,002	7,251	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	1.8%
2019	2.6%
2018	3.2%
2017	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,166,200	$37,822,159	2,033,926
Receivables: investments sold	17,510
Payables: investments purchased	-
Net assets	$48,183,710

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,403,496	22,560,619	$1.84
Band 100	-	-	1.86
Band 75	385,205	204,652	1.88
Band 50	-	-	1.91
Band 25	-	-	1.93
Band 0	6,395,009	3,270,994	1.96
Total	$48,183,710	26,036,265

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$890,228
Mortality & expense charges			(458,244)
Net investment income (loss)			431,984

Gain (loss) on investments:
Net realized gain (loss)			2,501,091
Realized gain distributions			63,019
Net change in unrealized appreciation (depreciation)			3,231,062
Net gain (loss)			5,795,172

Increase (decrease) in net assets from operations			$6,227,156

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$431,984	$265,959
Net realized gain (loss)		2,501,091	186,224
Realized gain distributions		63,019	30,206
Net change in unrealized appreciation (depreciation)		3,231,062	4,743,411

Increase (decrease) in net assets from operations		6,227,156	5,225,800

Contract owner transactions:
Proceeds from units sold		13,924,570	11,426,083
Cost of units redeemed		(7,981,383)	(5,534,194)
Account charges		(67,772)	(57,970)
Increase (decrease)		5,875,415	5,833,919
Net increase (decrease)		12,102,571	11,059,719
Net assets, beginning		36,081,139	25,021,420
Net assets, ending		$48,183,710	$36,081,139

Units sold		11,038,951	8,592,810
Units redeemed		(7,631,151)	(4,157,656)
Net increase (decrease)		3,407,800	4,435,154
Units outstanding, beginning		22,628,465	18,193,311
Units outstanding, ending		26,036,265	22,628,465

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$52,375,060
Cost of units redeemed/account charges			(18,789,666)
Net investment income (loss)			1,320,073
Net realized gain (loss)			2,782,758
Realized gain distributions			151,444
Net change in unrealized appreciation (depreciation)			10,344,041
Net assets			$48,183,710

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.84	22,561	$41,403	1.25%	15.9%	12/31/2021	$1.86	0	$0	1.00%	16.2%	12/31/2021	$1.88	205	$385	0.75%	16.5%
12/31/2020	1.58	19,323	30,587	1.25%	15.8%	12/31/2020	1.60	0	0	1.00%	16.1%	12/31/2020	1.62	218	352	0.75%	16.3%
12/31/2019	1.37	15,376	21,025	1.25%	24.8%	12/31/2019	1.38	0	0	1.00%	25.1%	12/31/2019	1.39	173	241	0.75%	25.4%
12/31/2018	1.10	10,115	11,083	1.25%	-8.3%	12/31/2018	1.10	0	0	1.00%	-8.1%	12/31/2018	1.11	156	173	0.75%	-7.8%
12/31/2017	1.19	2,992	3,574	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.20	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.91	0	$0	0.50%	16.8%	12/31/2021	$1.93	0	$0	0.25%	17.1%	12/31/2021	$1.96	3,271	$6,395	0.00%	17.4%
12/31/2020	1.63	0	0	0.50%	16.6%	12/31/2020	1.65	0	0	0.25%	16.9%	12/31/2020	1.67	3,088	5,143	0.00%	17.2%
12/31/2019	1.40	0	0	0.50%	25.7%	12/31/2019	1.41	0	0	0.25%	26.1%	12/31/2019	1.42	2,644	3,756	0.00%	26.4%
12/31/2018	1.11	0	0	0.50%	-7.6%	12/31/2018	1.12	0	0	0.25%	-7.4%	12/31/2018	1.12	2,151	2,418	0.00%	-7.1%
12/31/2017	1.20	0	0	0.50%	21.1%	12/31/2017	1.21	0	0	0.25%	21.4%	12/31/2017	1.21	1,632	1,976	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	1.8%
2019	2.6%
2018	3.3%
2017	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,135,202	$15,738,197	1,042,247
Receivables: investments sold	-
Payables: investments purchased	(41,221)
Net assets	$19,093,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,468,497	8,924,510	$1.85
Band 100	9,619	5,147	1.87
Band 75	67,969	35,913	1.89
Band 50	-	-	1.92
Band 25	-	-	1.94
Band 0	2,547,896	1,296,088	1.97
Total	$19,093,981	10,261,658

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$352,033
Mortality & expense charges			(169,725)
Net investment income (loss)			182,308

Gain (loss) on investments:
Net realized gain (loss)			780,679
Realized gain distributions			5,324
Net change in unrealized appreciation (depreciation)			1,301,591
Net gain (loss)			2,087,594

Increase (decrease) in net assets from operations			$2,269,902

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$182,308	$93,398
Net realized gain (loss)		780,679	104,551
Realized gain distributions		5,324	7,217
Net change in unrealized appreciation (depreciation)		1,301,591	1,553,073

Increase (decrease) in net assets from operations		2,269,902	1,758,239

Contract owner transactions:
Proceeds from units sold		8,876,458	6,010,850
Cost of units redeemed		(3,685,298)	(2,633,237)
Account charges		(49,262)	(35,264)
Increase (decrease)		5,141,898	3,342,349
Net increase (decrease)		7,411,800	5,100,588
Net assets, beginning		11,682,181	6,581,593
Net assets, ending		$19,093,981	$11,682,181

Units sold		6,124,437	4,473,545
Units redeemed		(3,163,998)	(1,945,132)
Net increase (decrease)		2,960,439	2,528,413
Units outstanding, beginning		7,301,219	4,772,806
Units outstanding, ending		10,261,658	7,301,219

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$22,963,540
Cost of units redeemed/account charges			(8,644,344)
Net investment income (loss)			419,874
Net realized gain (loss)			929,017
Realized gain distributions			28,889
Net change in unrealized appreciation (depreciation)			3,397,005
Net assets			$19,093,981

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.85	8,925	$16,468	1.25%	16.2%	12/31/2021	$1.87	5	$10	1.00%	16.5%	12/31/2021	$1.89	36	$68	0.75%	16.8%
12/31/2020	1.59	6,250	9,927	1.25%	15.9%	12/31/2020	1.60	0	0	1.00%	16.2%	12/31/2020	1.62	30	49	0.75%	16.5%
12/31/2019	1.37	3,958	5,423	1.25%	24.9%	12/31/2019	1.38	0	0	1.00%	25.3%	12/31/2019	1.39	20	28	0.75%	25.6%
12/31/2018	1.10	1,921	2,106	1.25%	-8.3%	12/31/2018	1.10	0	0	1.00%	-8.1%	12/31/2018	1.11	13	15	0.75%	-7.8%
12/31/2017	1.20	304	363	1.25%	20.4%	12/31/2017	1.20	0	0	1.00%	20.7%	12/31/2017	1.20	0	0	0.75%	21.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.92	0	$0	0.50%	17.1%	12/31/2021	$1.94	0	$0	0.25%	17.3%	12/31/2021	$1.97	1,296	$2,548	0.00%	17.6%
12/31/2020	1.64	0	0	0.50%	16.8%	12/31/2020	1.65	0	0	0.25%	17.1%	12/31/2020	1.67	1,021	1,707	0.00%	17.4%
12/31/2019	1.40	0	0	0.50%	25.9%	12/31/2019	1.41	0	0	0.25%	26.2%	12/31/2019	1.42	795	1,131	0.00%	26.5%
12/31/2018	1.11	0	0	0.50%	-7.6%	12/31/2018	1.12	0	0	0.25%	-7.4%	12/31/2018	1.13	468	527	0.00%	-7.1%
12/31/2017	1.21	0	0	0.50%	21.3%	12/31/2017	1.21	0	0	0.25%	21.6%	12/31/2017	1.21	417	505	0.00%	21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.3%
2020	2.0%
2019	2.8%
2018	3.4%
2017	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,054,999	$6,256,847	412,627
Receivables: investments sold	5,058
Payables: investments purchased	-
Net assets	$7,060,057

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,233,176	4,467,247	$1.40
Band 100	-	-	1.41
Band 75	41,152	28,756	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	785,729	528,594	1.49
Total	$7,060,057	5,024,597

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$153,085
Mortality & expense charges			(78,388)
Net investment income (loss)			74,697

Gain (loss) on investments:
Net realized gain (loss)			259,944
Realized gain distributions			137,080
Net change in unrealized appreciation (depreciation)			(36,689)
Net gain (loss)			360,335

Increase (decrease) in net assets from operations			$435,032

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$74,697	$63,115
Net realized gain (loss)		259,944	189,175
Realized gain distributions		137,080	23,777
Net change in unrealized appreciation (depreciation)		(36,689)	437,311

Increase (decrease) in net assets from operations		435,032	713,378

Contract owner transactions:
Proceeds from units sold		756,348	3,503,821
Cost of units redeemed		(1,443,578)	(3,500,849)
Account charges		(4,520)	(5,177)
Increase (decrease)		(691,750)	(2,205)
Net increase (decrease)		(256,718)	711,173
Net assets, beginning		7,316,775	6,605,602
Net assets, ending		$7,060,057	$7,316,775

Units sold		961,405	2,987,604
Units redeemed		(1,446,132)	(2,990,904)
Net increase (decrease)		(484,727)	(3,300)
Units outstanding, beginning		5,509,324	5,512,624
Units outstanding, ending		5,024,597	5,509,324

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,797,834
Cost of units redeemed/account charges			(6,536,557)
Net investment income (loss)			314,716
Net realized gain (loss)			494,139
Realized gain distributions			191,773
Net change in unrealized appreciation (depreciation)			798,152
Net assets			$7,060,057

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	4,467	$6,233	1.25%	5.8%	12/31/2021	$1.41	0	$0	1.00%	6.1%	12/31/2021	$1.43	29	$41	0.75%	6.3%
12/31/2020	1.32	4,739	6,249	1.25%	10.7%	12/31/2020	1.33	0	0	1.00%	10.9%	12/31/2020	1.35	33	44	0.75%	11.2%
12/31/2019	1.19	4,707	5,610	1.25%	14.0%	12/31/2019	1.20	0	0	1.00%	14.2%	12/31/2019	1.21	38	46	0.75%	14.5%
12/31/2018	1.05	3,905	4,084	1.25%	-3.9%	12/31/2018	1.05	0	0	1.00%	-3.6%	12/31/2018	1.06	49	51	0.75%	-3.4%
12/31/2017	1.09	1,109	1,207	1.25%	9.1%	12/31/2017	1.09	0	0	1.00%	9.4%	12/31/2017	1.09	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	0.50%	6.6%	12/31/2021	$1.47	0	$0	0.25%	6.9%	12/31/2021	$1.49	529	$786	0.00%	7.1%
12/31/2020	1.36	0	0	0.50%	11.5%	12/31/2020	1.37	0	0	0.25%	11.8%	12/31/2020	1.39	738	1,024	0.00%	12.1%
12/31/2019	1.22	0	0	0.50%	14.8%	12/31/2019	1.23	0	0	0.25%	15.1%	12/31/2019	1.24	767	949	0.00%	15.4%
12/31/2018	1.06	0	0	0.50%	-3.1%	12/31/2018	1.07	0	0	0.25%	-2.9%	12/31/2018	1.07	794	852	0.00%	-2.7%
12/31/2017	1.10	0	0	0.50%	9.9%	12/31/2017	1.10	0	0	0.25%	10.2%	12/31/2017	1.10	858	946	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	1.9%
2019	2.4%
2018	2.8%
2017	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Core Impact Bd Institutional Class - 06-GCW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$980,702	$980,990	96,262
Receivables: investments sold	34,866
Payables: investments purchased	-
Net assets	$1,015,568

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,015,568	914,618	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$1,015,568	914,618

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$15,150
Mortality & expense charges			(11,424)
Net investment income (loss)			3,726

Gain (loss) on investments:
Net realized gain (loss)			3,725
Realized gain distributions			146
Net change in unrealized appreciation (depreciation)			(26,900)
Net gain (loss)			(23,029)

Increase (decrease) in net assets from operations			$(19,303)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,726	$6,356
Net realized gain (loss)		3,725	6,739
Realized gain distributions		146	17,724
Net change in unrealized appreciation (depreciation)		(26,900)	11,111

Increase (decrease) in net assets from operations		(19,303)	41,930

Contract owner transactions:
Proceeds from units sold		458,150	229,703
Cost of units redeemed		(207,824)	(134,955)
Account charges		(397)	(439)
Increase (decrease)		249,929	94,309
Net increase (decrease)		230,626	136,239
Net assets, beginning		784,942	648,703
Net assets, ending		$1,015,568	$784,942

Units sold		409,986	206,791
Units redeemed		(186,266)	(121,836)
Net increase (decrease)		223,720	84,955
Units outstanding, beginning		690,898	605,943
Units outstanding, ending		914,618	690,898

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,586,718
Cost of units redeemed/account charges			(637,831)
Net investment income (loss)			23,329
Net realized gain (loss)			21,236
Realized gain distributions			22,404
Net change in unrealized appreciation (depreciation)			(288)
Net assets			$1,015,568

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	915	$1,016	1.25%	-2.3%	12/31/2021	$1.12	0	$0	1.00%	-2.0%	12/31/2021	$1.14	0	$0	0.75%	-1.8%
12/31/2020	1.14	691	785	1.25%	6.1%	12/31/2020	1.15	0	0	1.00%	6.4%	12/31/2020	1.16	0	0	0.75%	6.7%
12/31/2019	1.07	606	649	1.25%	7.6%	12/31/2019	1.08	0	0	1.00%	7.9%	12/31/2019	1.08	0	0	0.75%	8.1%
12/31/2018	0.99	501	499	1.25%	-0.9%	12/31/2018	1.00	0	0	1.00%	-0.7%	12/31/2018	1.00	0	0	0.75%	-0.4%
12/31/2017	1.00	43	43	1.25%	0.4%	12/31/2017	1.01	0	0	1.00%	0.5%	12/31/2017	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	0	$0	0.50%	-1.5%	12/31/2021	$1.16	0	$0	0.25%	-1.3%	12/31/2021	$1.17	0	$0	0.00%	-1.0%
12/31/2020	1.17	0	0	0.50%	6.9%	12/31/2020	1.18	0	0	0.25%	7.2%	12/31/2020	1.19	0	0	0.00%	7.5%
12/31/2019	1.09	0	0	0.50%	8.4%	12/31/2019	1.10	0	0	0.25%	8.7%	12/31/2019	1.10	0	0	0.00%	9.0%
12/31/2018	1.01	0	0	0.50%	-0.2%	12/31/2018	1.01	0	0	0.25%	0.1%	12/31/2018	1.01	0	0	0.00%	0.3%
12/31/2017	1.01	0	0	0.50%	0.8%	12/31/2017	1.01	0	0	0.25%	0.9%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	2.1%
2019	2.9%
2018	2.7%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,007,988	$4,102,684	174,570
Receivables: investments sold	-
Payables: investments purchased	(51,920)
Net assets	$4,956,068

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,956,068	2,509,573	$1.97
Band 100	-	-	2.00
Band 75	-	-	2.02
Band 50	-	-	2.04
Band 25	-	-	2.07
Band 0	-	-	2.09
Total	$4,956,068	2,509,573

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$60,018
Mortality & expense charges			(58,728)
Net investment income (loss)			1,290

Gain (loss) on investments:
Net realized gain (loss)			257,848
Realized gain distributions			428,682
Net change in unrealized appreciation (depreciation)			319,496
Net gain (loss)			1,006,026

Increase (decrease) in net assets from operations			$1,007,316

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,290	$(5,898)
Net realized gain (loss)		257,848	269,178
Realized gain distributions		428,682	5,957
Net change in unrealized appreciation (depreciation)		319,496	455,319

Increase (decrease) in net assets from operations		1,007,316	724,556

Contract owner transactions:
Proceeds from units sold		1,394,909	2,809,573
Cost of units redeemed		(1,320,929)	(4,684,528)
Account charges		(5,413)	(5,691)
Increase (decrease)		68,567	(1,880,646)
Net increase (decrease)		1,075,883	(1,156,090)
Net assets, beginning		3,880,185	5,036,275
Net assets, ending		$4,956,068	$3,880,185

Units sold		777,789	2,073,648
Units redeemed		(722,100)	(3,405,128)
Net increase (decrease)		55,689	(1,331,480)
Units outstanding, beginning		2,453,884	3,785,364
Units outstanding, ending		2,509,573	2,453,884

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,368,906
Cost of units redeemed/account charges			(8,564,541)
Net investment income (loss)			46,211
Net realized gain (loss)			472,312
Realized gain distributions			727,876
Net change in unrealized appreciation (depreciation)			905,304
Net assets			$4,956,068

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	2,510	$4,956	1.25%	24.9%	12/31/2021	$2.00	0	$0	1.00%	25.2%	12/31/2021	$2.02	0	$0	0.75%	25.5%
12/31/2020	1.58	2,454	3,880	1.25%	18.8%	12/31/2020	1.60	0	0	1.00%	19.1%	12/31/2020	1.61	0	0	0.75%	19.4%
12/31/2019	1.33	3,785	5,036	1.25%	29.9%	12/31/2019	1.34	0	0	1.00%	30.2%	12/31/2019	1.35	0	0	0.75%	30.5%
12/31/2018	1.02	2,236	2,291	1.25%	-6.7%	12/31/2018	1.03	0	0	1.00%	-6.5%	12/31/2018	1.03	0	0	0.75%	-6.2%
12/31/2017	1.10	183	201	1.25%	9.8%	12/31/2017	1.10	0	0	1.00%	10.0%	12/31/2017	1.10	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.04	0	$0	0.50%	25.8%	12/31/2021	$2.07	0	$0	0.25%	26.1%	12/31/2021	$2.09	0	$0	0.00%	26.5%
12/31/2020	1.62	0	0	0.50%	19.7%	12/31/2020	1.64	0	0	0.25%	20.0%	12/31/2020	1.65	0	0	0.00%	20.3%
12/31/2019	1.36	0	0	0.50%	30.8%	12/31/2019	1.36	0	0	0.25%	31.2%	12/31/2019	1.37	0	0	0.00%	31.5%
12/31/2018	1.04	0	0	0.50%	-6.0%	12/31/2018	1.04	0	0	0.25%	-5.8%	12/31/2018	1.04	0	0	0.00%	-5.5%
12/31/2017	1.10	0	0	0.50%	10.3%	12/31/2017	1.10	0	0	0.25%	10.4%	12/31/2017	1.11	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.1%
2019	1.5%
2018	3.2%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$175,858	$154,326	13,178
Receivables: investments sold	1,131
Payables: investments purchased	-
Net assets	$176,989

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$176,989	130,654	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$176,989	130,654

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,012
Mortality & expense charges			(2,021)
Net investment income (loss)			1,991

Gain (loss) on investments:
Net realized gain (loss)			5,936
Realized gain distributions			1,286
Net change in unrealized appreciation (depreciation)			6,457
Net gain (loss)			13,679

Increase (decrease) in net assets from operations			$15,670

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,991	$257
Net realized gain (loss)		5,936	(62)
Realized gain distributions		1,286	-
Net change in unrealized appreciation (depreciation)		6,457	8,912

Increase (decrease) in net assets from operations		15,670	9,107

Contract owner transactions:
Proceeds from units sold		45,580	168,707
Cost of units redeemed		(44,295)	(183,178)
Account charges		(8)	(4)
Increase (decrease)		1,277	(14,475)
Net increase (decrease)		16,947	(5,368)
Net assets, beginning		160,042	165,410
Net assets, ending		$176,989	$160,042

Units sold		35,035	152,653
Units redeemed		(34,988)	(168,515)
Net increase (decrease)		47	(15,862)
Units outstanding, beginning		130,607	146,469
Units outstanding, ending		130,654	130,607

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$445,698
Cost of units redeemed/account charges			(299,459)
Net investment income (loss)			4,289
Net realized gain (loss)			3,643
Realized gain distributions			1,286
Net change in unrealized appreciation (depreciation)			21,532
Net assets			$176,989

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	131	$177	1.25%	10.5%	12/31/2021	$1.37	0	$0	1.00%	10.8%	12/31/2021	$1.39	0	$0	0.75%	11.1%
12/31/2020	1.23	131	160	1.25%	8.5%	12/31/2020	1.24	0	0	1.00%	8.8%	12/31/2020	1.25	0	0	0.75%	9.1%
12/31/2019	1.13	146	165	1.25%	21.8%	12/31/2019	1.14	0	0	1.00%	22.1%	12/31/2019	1.14	0	0	0.75%	22.4%
12/31/2018	0.93	99	91	1.25%	-14.7%	12/31/2018	0.93	0	0	1.00%	-14.4%	12/31/2018	0.93	0	0	0.75%	-14.2%
12/31/2017	1.09	7	7	1.25%	8.7%	12/31/2017	1.09	0	0	1.00%	8.8%	12/31/2017	1.09	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	0.50%	11.4%	12/31/2021	$1.42	0	$0	0.25%	11.7%	12/31/2021	$1.43	0	$0	0.00%	11.9%
12/31/2020	1.26	0	0	0.50%	9.3%	12/31/2020	1.27	0	0	0.25%	9.6%	12/31/2020	1.28	0	0	0.00%	9.9%
12/31/2019	1.15	0	0	0.50%	22.7%	12/31/2019	1.16	0	0	0.25%	23.0%	12/31/2019	1.17	0	0	0.00%	23.3%
12/31/2018	0.94	0	0	0.50%	-14.0%	12/31/2018	0.94	0	0	0.25%	-13.8%	12/31/2018	0.95	0	0	0.00%	-13.6%
12/31/2017	1.09	0	0	0.50%	9.1%	12/31/2017	1.09	0	0	0.25%	9.2%	12/31/2017	1.09	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	1.4%
2019	1.8%
2018	4.7%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$483,139	$490,057	45,034
Receivables: investments sold	-
Payables: investments purchased	(824)
Net assets	$482,315

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$482,315	421,850	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$482,315	421,850

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$12,190
Mortality & expense charges			(6,570)
Net investment income (loss)			5,620

Gain (loss) on investments:
Net realized gain (loss)			3,504
Realized gain distributions			6,679
Net change in unrealized appreciation (depreciation)			(26,421)
Net gain (loss)			(16,238)

Increase (decrease) in net assets from operations			$(10,618)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,620	$6,268
Net realized gain (loss)		3,504	344
Realized gain distributions		6,679	3,845
Net change in unrealized appreciation (depreciation)		(26,421)	19,380

Increase (decrease) in net assets from operations		(10,618)	29,837

Contract owner transactions:
Proceeds from units sold		90,801	775,831
Cost of units redeemed		(207,252)	(261,788)
Account charges		(55)	(29)
Increase (decrease)		(116,506)	514,014
Net increase (decrease)		(127,124)	543,851
Net assets, beginning		609,439	65,588
Net assets, ending		$482,315	$609,439

Units sold		86,585	704,783
Units redeemed		(189,406)	(240,332)
Net increase (decrease)		(102,821)	464,451
Units outstanding, beginning		524,671	60,220
Units outstanding, ending		421,850	524,671

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$982,869
Cost of units redeemed/account charges			(521,885)
Net investment income (loss)			12,505
Net realized gain (loss)			5,220
Realized gain distributions			10,524
Net change in unrealized appreciation (depreciation)			(6,918)
Net assets			$482,315

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	422	$482	1.25%	-1.6%	12/31/2021	$1.15	0	$0	1.00%	-1.3%	12/31/2021	$1.16	0	$0	0.75%	-1.1%
12/31/2020	1.16	525	609	1.25%	6.6%	12/31/2020	1.17	0	0	1.00%	6.9%	12/31/2020	1.18	0	0	0.75%	7.2%
12/31/2019	1.09	60	66	1.25%	8.1%	12/31/2019	1.09	0	0	1.00%	8.4%	12/31/2019	1.10	0	0	0.75%	8.7%
12/31/2018	1.01	0	0	1.25%	0.7%	12/31/2018	1.01	0	0	1.00%	0.9%	12/31/2018	1.01	0	0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	0.50%	-0.8%	12/31/2021	$1.18	0	$0	0.25%	-0.6%	12/31/2021	$1.19	0	$0	0.00%	-0.3%
12/31/2020	1.18	0	0	0.50%	7.5%	12/31/2020	1.19	0	0	0.25%	7.7%	12/31/2020	1.20	0	0	0.00%	8.0%
12/31/2019	1.10	0	0	0.50%	8.9%	12/31/2019	1.11	0	0	0.25%	9.2%	12/31/2019	1.11	0	0	0.00%	9.5%
12/31/2018	1.01	0	0	0.50%	1.1%	12/31/2018	1.01	0	0	0.25%	1.3%	12/31/2018	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	3.4%
2019	3.4%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$643,244	$621,231	32,306
Receivables: investments sold	628
Payables: investments purchased	-
Net assets	$643,872

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$643,872	436,359	$1.48
Band 100	-	-	1.49
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.53
Band 0	-	-	1.54
Total	$643,872	436,359

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$20,968
Mortality & expense charges			(6,302)
Net investment income (loss)			14,666

Gain (loss) on investments:
Net realized gain (loss)			26,789
Realized gain distributions			46,621
Net change in unrealized appreciation (depreciation)			(24,166)
Net gain (loss)			49,244

Increase (decrease) in net assets from operations			$63,910

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,666	$8,638
Net realized gain (loss)		26,789	(3,203)
Realized gain distributions		46,621	14,229
Net change in unrealized appreciation (depreciation)		(24,166)	46,163

Increase (decrease) in net assets from operations		63,910	65,827

Contract owner transactions:
Proceeds from units sold		269,491	865,956
Cost of units redeemed		(198,216)	(686,068)
Account charges		(148)	(80)
Increase (decrease)		71,127	179,808
Net increase (decrease)		135,037	245,635
Net assets, beginning		508,835	263,200
Net assets, ending		$643,872	$508,835

Units sold		186,930	815,706
Units redeemed		(149,779)	(660,621)
Net increase (decrease)		37,151	155,085
Units outstanding, beginning		399,208	244,123
Units outstanding, ending		436,359	399,208

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,398,657
Cost of units redeemed/account charges			(884,538)
Net investment income (loss)			23,304
Net realized gain (loss)			23,586
Realized gain distributions			60,850
Net change in unrealized appreciation (depreciation)			22,013
Net assets			$643,872

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	436	$644	1.25%	15.8%	12/31/2021	$1.49	0	$0	1.00%	16.1%	12/31/2021	$1.50	0	$0	0.75%	16.3%
12/31/2020	1.27	399	509	1.25%	18.2%	12/31/2020	1.28	0	0	1.00%	18.5%	12/31/2020	1.29	0	0	0.75%	18.8%
12/31/2019	1.08	244	263	1.25%	26.3%	12/31/2019	1.08	0	0	1.00%	26.6%	12/31/2019	1.09	0	0	0.75%	26.9%
12/31/2018	0.85	0	0	1.25%	-14.6%	12/31/2018	0.85	0	0	1.00%	-14.5%	12/31/2018	0.86	0	0	0.75%	-14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	0.50%	16.6%	12/31/2021	$1.53	0	$0	0.25%	16.9%	12/31/2021	$1.54	0	$0	0.00%	17.2%
12/31/2020	1.30	0	0	0.50%	19.1%	12/31/2020	1.31	0	0	0.25%	19.4%	12/31/2020	1.32	0	0	0.00%	19.7%
12/31/2019	1.09	0	0	0.50%	27.3%	12/31/2019	1.10	0	0	0.25%	27.6%	12/31/2019	1.10	0	0	0.00%	27.9%
12/31/2018	0.86	0	0	0.50%	-14.2%	12/31/2018	0.86	0	0	0.25%	-14.1%	12/31/2018	0.86	0	0	0.00%	-14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.6%
2020	3.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$641,123	$654,043	47,164
Receivables: investments sold	792
Payables: investments purchased	-
Net assets	$641,915

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$641,915	510,435	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$641,915	510,435

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,885
Mortality & expense charges			(4,507)
Net investment income (loss)			9,378

Gain (loss) on investments:
Net realized gain (loss)			1,797
Realized gain distributions			27,581
Net change in unrealized appreciation (depreciation)			(24,532)
Net gain (loss)			4,846

Increase (decrease) in net assets from operations			$14,224

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,378	$2,503
Net realized gain (loss)		1,797	165
Realized gain distributions		27,581	4,981
Net change in unrealized appreciation (depreciation)		(24,532)	11,610

Increase (decrease) in net assets from operations		14,224	19,259

Contract owner transactions:
Proceeds from units sold		460,654	226,326
Cost of units redeemed		(51,311)	(203,498)
Account charges		(374)	(40)
Increase (decrease)		408,969	22,788
Net increase (decrease)		423,193	42,047
Net assets, beginning		218,722	176,675
Net assets, ending		$641,915	$218,722

Units sold		368,987	207,076
Units redeemed		(41,464)	(187,810)
Net increase (decrease)		327,523	19,266
Units outstanding, beginning		182,912	163,646
Units outstanding, ending		510,435	182,912

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$863,664
Cost of units redeemed/account charges			(255,234)
Net investment income (loss)			11,881
Net realized gain (loss)			1,962
Realized gain distributions			32,562
Net change in unrealized appreciation (depreciation)			(12,920)
Net assets			$641,915

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	510	$642	1.25%	5.2%	12/31/2021	$1.27	0	$0	1.00%	5.4%	12/31/2021	$1.28	0	$0	0.75%	5.7%
12/31/2020	1.20	183	219	1.25%	10.8%	12/31/2020	1.20	0	0	1.00%	11.0%	12/31/2020	1.21	0	0	0.75%	11.3%
12/31/2019	1.08	164	177	1.25%	14.1%	12/31/2019	1.08	0	0	1.00%	14.4%	12/31/2019	1.09	0	0	0.75%	14.7%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.3%	12/31/2018	0.95	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	6.0%	12/31/2021	$1.30	0	$0	0.25%	6.2%	12/31/2021	$1.32	0	$0	0.00%	6.5%
12/31/2020	1.22	0	0	0.50%	11.6%	12/31/2020	1.23	0	0	0.25%	11.9%	12/31/2020	1.24	0	0	0.00%	12.2%
12/31/2019	1.09	0	0	0.50%	15.0%	12/31/2019	1.10	0	0	0.25%	15.3%	12/31/2019	1.10	0	0	0.00%	15.6%
12/31/2018	0.95	0	0	0.50%	-5.0%	12/31/2018	0.95	0	0	0.25%	-4.8%	12/31/2018	0.95	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.2%
2020	2.4%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$349,463	$364,910	19,746
Receivables: investments sold	838
Payables: investments purchased	-
Net assets	$350,301

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$350,301	248,727	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$350,301	248,727

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11,202
Mortality & expense charges			(2,439)
Net investment income (loss)			8,763

Gain (loss) on investments:
Net realized gain (loss)			9,580
Realized gain distributions			23,395
Net change in unrealized appreciation (depreciation)			(21,606)
Net gain (loss)			11,369

Increase (decrease) in net assets from operations			$20,132

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,763	$4,480
Net realized gain (loss)		9,580	26
Realized gain distributions		23,395	8,404
Net change in unrealized appreciation (depreciation)		(21,606)	6,159

Increase (decrease) in net assets from operations		20,132	19,069

Contract owner transactions:
Proceeds from units sold		236,781	404,553
Cost of units redeemed		(97,936)	(231,749)
Account charges		(549)	-
Increase (decrease)		138,296	172,804
Net increase (decrease)		158,428	191,873
Net assets, beginning		191,873	-
Net assets, ending		$350,301	$191,873

Units sold		169,726	358,164
Units redeemed		(73,811)	(205,352)
Net increase (decrease)		95,915	152,812
Units outstanding, beginning		152,812	-
Units outstanding, ending		248,727	152,812

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$641,334
Cost of units redeemed/account charges			(330,234)
Net investment income (loss)			13,243
Net realized gain (loss)			9,606
Realized gain distributions			31,799
Net change in unrealized appreciation (depreciation)			(15,447)
Net assets			$350,301

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	249	$350	1.25%	12.2%	12/31/2021	$1.42	0	$0	1.00%	12.4%	12/31/2021	$1.43	0	$0	0.75%	12.7%
12/31/2020	1.26	153	192	1.25%	16.0%	12/31/2020	1.26	0	0	1.00%	16.3%	12/31/2020	1.27	0	0	0.75%	16.6%
12/31/2019	1.08	0	0	1.25%	22.7%	12/31/2019	1.09	0	0	1.00%	23.0%	12/31/2019	1.09	0	0	0.75%	23.3%
12/31/2018	0.88	0	0	1.25%	-11.8%	12/31/2018	0.88	0	0	1.00%	-11.7%	12/31/2018	0.88	0	0	0.75%	-11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	0.50%	13.0%	12/31/2021	$1.46	0	$0	0.25%	13.3%	12/31/2021	$1.47	0	$0	0.00%	13.6%
12/31/2020	1.28	0	0	0.50%	16.9%	12/31/2020	1.29	0	0	0.25%	17.2%	12/31/2020	1.30	0	0	0.00%	17.5%
12/31/2019	1.10	0	0	0.50%	23.6%	12/31/2019	1.10	0	0	0.25%	24.0%	12/31/2019	1.10	0	0	0.00%	24.3%
12/31/2018	0.89	0	0	0.50%	-11.4%	12/31/2018	0.89	0	0	0.25%	-11.2%	12/31/2018	0.89	0	0	0.00%	-11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.1%
2020	5.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Income Fund Institutional Class - 06-3CF (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.17	0	$0	1.25%	1.8%	12/31/2021	$1.18	0	$0	1.00%	2.0%	12/31/2021	$1.19	0	$0	0.75%	2.3%
12/31/2020	1.15	0	0	1.25%	7.4%	12/31/2020	1.16	0	0	1.00%	7.7%	12/31/2020	1.16	0	0	0.75%	8.0%
12/31/2019	1.07	0	0	1.25%	9.5%	12/31/2019	1.07	0	0	1.00%	9.8%	12/31/2019	1.08	0	0	0.75%	10.1%
12/31/2018	0.98	0	0	1.25%	-2.3%	12/31/2018	0.98	0	0	1.00%	-2.2%	12/31/2018	0.98	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	0	$0	0.50%	2.5%	12/31/2021	$1.21	0	$0	0.25%	2.8%	12/31/2021	$1.22	0	$0	0.00%	3.0%
12/31/2020	1.17	0	0	0.50%	8.3%	12/31/2020	1.18	0	0	0.25%	8.5%	12/31/2020	1.19	0	0	0.00%	8.8%
12/31/2019	1.08	0	0	0.50%	10.4%	12/31/2019	1.09	0	0	0.25%	10.7%	12/31/2019	1.09	0	0	0.00%	10.9%
12/31/2018	0.98	0	0	0.50%	-1.9%	12/31/2018	0.98	0	0	0.25%	-1.7%	12/31/2018	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2010 Fund Institutional Class - 06-36J (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	1.25%	5.6%	12/31/2021	$1.28	0	$0	1.00%	5.8%	12/31/2021	$1.29	0	$0	0.75%	6.1%
12/31/2020	1.20	0	0	1.25%	9.9%	12/31/2020	1.21	0	0	1.00%	10.1%	12/31/2020	1.21	0	0	0.75%	10.4%
12/31/2019	1.09	0	0	1.25%	14.0%	12/31/2019	1.09	0	0	1.00%	14.3%	12/31/2019	1.10	0	0	0.75%	14.6%
12/31/2018	0.96	0	0	1.25%	-4.4%	12/31/2018	0.96	0	0	1.00%	-4.2%	12/31/2018	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	0.50%	6.3%	12/31/2021	$1.31	0	$0	0.25%	6.6%	12/31/2021	$1.32	0	$0	0.00%	6.9%
12/31/2020	1.22	0	0	0.50%	10.7%	12/31/2020	1.23	0	0	0.25%	11.0%	12/31/2020	1.24	0	0	0.00%	11.2%
12/31/2019	1.10	0	0	0.50%	14.9%	12/31/2019	1.11	0	0	0.25%	15.1%	12/31/2019	1.11	0	0	0.00%	15.4%
12/31/2018	0.96	0	0	0.50%	-3.9%	12/31/2018	0.96	0	0	0.25%	-3.7%	12/31/2018	0.96	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2015 Fund Institutional Class - 06-36K (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	0	$0	1.25%	6.4%	12/31/2021	$1.30	0	$0	1.00%	6.7%	12/31/2021	$1.31	0	$0	0.75%	6.9%
12/31/2020	1.21	0	0	1.25%	10.4%	12/31/2020	1.21	0	0	1.00%	10.7%	12/31/2020	1.22	0	0	0.75%	11.0%
12/31/2019	1.09	0	0	1.25%	15.1%	12/31/2019	1.10	0	0	1.00%	15.4%	12/31/2019	1.10	0	0	0.75%	15.6%
12/31/2018	0.95	0	0	1.25%	-5.0%	12/31/2018	0.95	0	0	1.00%	-4.9%	12/31/2018	0.95	0	0	0.75%	-4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	0.50%	7.2%	12/31/2021	$1.33	0	$0	0.25%	7.5%	12/31/2021	$1.34	0	$0	0.00%	7.7%
12/31/2020	1.23	0	0	0.50%	11.2%	12/31/2020	1.24	0	0	0.25%	11.5%	12/31/2020	1.25	0	0	0.00%	11.8%
12/31/2019	1.11	0	0	0.50%	15.9%	12/31/2019	1.11	0	0	0.25%	16.2%	12/31/2019	1.12	0	0	0.00%	16.5%
12/31/2018	0.95	0	0	0.50%	-4.5%	12/31/2018	0.96	0	0	0.25%	-4.4%	12/31/2018	0.96	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2020 Fund Institutional Class - 06-36M (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	1.25%	7.1%	12/31/2021	$1.31	0	$0	1.00%	7.4%	12/31/2021	$1.33	0	$0	0.75%	7.7%
12/31/2020	1.21	0	0	1.25%	11.0%	12/31/2020	1.22	0	0	1.00%	11.3%	12/31/2020	1.23	0	0	0.75%	11.5%
12/31/2019	1.09	0	0	1.25%	16.3%	12/31/2019	1.10	0	0	1.00%	16.6%	12/31/2019	1.10	0	0	0.75%	16.9%
12/31/2018	0.94	0	0	1.25%	-5.9%	12/31/2018	0.94	0	0	1.00%	-5.7%	12/31/2018	0.94	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.34	0	$0	0.50%	7.9%	12/31/2021	$1.35	0	$0	0.25%	8.2%	12/31/2021	$1.36	0	$0	0.00%	8.5%
12/31/2020	1.24	0	0	0.50%	11.8%	12/31/2020	1.25	0	0	0.25%	12.1%	12/31/2020	1.26	0	0	0.00%	12.4%
12/31/2019	1.11	0	0	0.50%	17.2%	12/31/2019	1.11	0	0	0.25%	17.5%	12/31/2019	1.12	0	0	0.00%	17.8%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.3%	12/31/2018	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$87,573	$82,610	7,965
Receivables: investments sold	44
Payables: investments purchased	-
Net assets	$87,617

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$87,617	65,671	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$87,617	65,671

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,830
Mortality & expense charges			(930)
Net investment income (loss)			1,900

Gain (loss) on investments:
Net realized gain (loss)			141
Realized gain distributions			5,394
Net change in unrealized appreciation (depreciation)			(1,638)
Net gain (loss)			3,897

Increase (decrease) in net assets from operations			$5,797

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,900	$1,228
Net realized gain (loss)		141	324
Realized gain distributions		5,394	2,277
Net change in unrealized appreciation (depreciation)		(1,638)	6,601

Increase (decrease) in net assets from operations		5,797	10,430

Contract owner transactions:
Proceeds from units sold		18,102	58,978
Cost of units redeemed		-	(5,650)
Account charges		-	(40)
Increase (decrease)		18,102	53,288
Net increase (decrease)		23,899	63,718
Net assets, beginning		63,718	-
Net assets, ending		$87,617	$63,718

Units sold		13,863	57,105
Units redeemed		-	(5,297)
Net increase (decrease)		13,863	51,808
Units outstanding, beginning		51,808	-
Units outstanding, ending		65,671	51,808

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$77,080
Cost of units redeemed/account charges			(5,690)
Net investment income (loss)			3,128
Net realized gain (loss)			465
Realized gain distributions			7,671
Net change in unrealized appreciation (depreciation)			4,963
Net assets			$87,617

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	66	$88	1.25%	8.5%	12/31/2021	$1.35	0	$0	1.00%	8.8%	12/31/2021	$1.36	0	$0	0.75%	9.0%
12/31/2020	1.23	52	64	1.25%	12.0%	12/31/2020	1.24	0	0	1.00%	12.3%	12/31/2020	1.25	0	0	0.75%	12.6%
12/31/2019	1.10	0	0	1.25%	18.0%	12/31/2019	1.10	0	0	1.00%	18.3%	12/31/2019	1.11	0	0	0.75%	18.6%
12/31/2018	0.93	0	0	1.25%	-6.9%	12/31/2018	0.93	0	0	1.00%	-6.8%	12/31/2018	0.93	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	0.50%	9.3%	12/31/2021	$1.38	0	$0	0.25%	9.6%	12/31/2021	$1.40	0	$0	0.00%	9.8%
12/31/2020	1.25	0	0	0.50%	12.9%	12/31/2020	1.26	0	0	0.25%	13.2%	12/31/2020	1.27	0	0	0.00%	13.4%
12/31/2019	1.11	0	0	0.50%	18.8%	12/31/2019	1.12	0	0	0.25%	19.1%	12/31/2019	1.12	0	0	0.00%	19.4%
12/31/2018	0.94	0	0	0.50%	-6.5%	12/31/2018	0.94	0	0	0.25%	-6.3%	12/31/2018	0.94	0	0	0.00%	-6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.7%
2020	5.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$642,506	$600,260	57,306
Receivables: investments sold	470
Payables: investments purchased	-
Net assets	$642,976

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$642,976	470,295	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$642,976	470,295

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$21,164
Mortality & expense charges			(7,715)
Net investment income (loss)			13,449

Gain (loss) on investments:
Net realized gain (loss)			30,034
Realized gain distributions			42,302
Net change in unrealized appreciation (depreciation)			(27,690)
Net gain (loss)			44,646

Increase (decrease) in net assets from operations			$58,095

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,449	$9,213
Net realized gain (loss)		30,034	67,120
Realized gain distributions		42,302	26,331
Net change in unrealized appreciation (depreciation)		(27,690)	73,255

Increase (decrease) in net assets from operations		58,095	175,919

Contract owner transactions:
Proceeds from units sold		24,888	696,532
Cost of units redeemed		(118,003)	(629,437)
Account charges		-	(764)
Increase (decrease)		(93,115)	66,331
Net increase (decrease)		(35,020)	242,250
Net assets, beginning		677,996	435,746
Net assets, ending		$642,976	$677,996

Units sold		18,993	688,650
Units redeemed		(93,459)	(539,939)
Net increase (decrease)		(74,466)	148,711
Units outstanding, beginning		544,761	396,050
Units outstanding, ending		470,295	544,761

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,116,186
Cost of units redeemed/account charges			(748,204)
Net investment income (loss)			36,070
Net realized gain (loss)			96,854
Realized gain distributions			99,824
Net change in unrealized appreciation (depreciation)			42,246
Net assets			$642,976

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	470	$643	1.25%	9.9%	12/31/2021	$1.38	0	$0	1.00%	10.1%	12/31/2021	$1.39	0	$0	0.75%	10.4%
12/31/2020	1.24	545	678	1.25%	13.1%	12/31/2020	1.25	0	0	1.00%	13.4%	12/31/2020	1.26	0	0	0.75%	13.7%
12/31/2019	1.10	396	436	1.25%	19.8%	12/31/2019	1.10	0	0	1.00%	20.1%	12/31/2019	1.11	0	0	0.75%	20.4%
12/31/2018	0.92	382	351	1.25%	-8.1%	12/31/2018	0.92	0	0	1.00%	-8.0%	12/31/2018	0.92	0	0	0.75%	-7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	10.7%	12/31/2021	$1.42	0	$0	0.25%	11.0%	12/31/2021	$1.43	0	$0	0.00%	11.2%
12/31/2020	1.27	0	0	0.50%	14.0%	12/31/2020	1.28	0	0	0.25%	14.3%	12/31/2020	1.29	0	0	0.00%	14.5%
12/31/2019	1.11	0	0	0.50%	20.7%	12/31/2019	1.12	0	0	0.25%	21.0%	12/31/2019	1.12	0	0	0.00%	21.3%
12/31/2018	0.92	0	0	0.50%	-7.7%	12/31/2018	0.92	0	0	0.25%	-7.5%	12/31/2018	0.93	0	0	0.00%	-7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.2%
2020	3.3%
2019	2.3%
2018	6.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$918,952	$877,484	79,966
Receivables: investments sold	664
Payables: investments purchased	-
Net assets	$919,616

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$919,616	656,882	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$919,616	656,882

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$30,856
Mortality & expense charges			(10,771)
Net investment income (loss)			20,085

Gain (loss) on investments:
Net realized gain (loss)			1,995
Realized gain distributions			65,869
Net change in unrealized appreciation (depreciation)			1,979
Net gain (loss)			69,843

Increase (decrease) in net assets from operations			$89,928

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,085	$12,310
Net realized gain (loss)		1,995	(267)
Realized gain distributions		65,869	34,057
Net change in unrealized appreciation (depreciation)		1,979	55,854

Increase (decrease) in net assets from operations		89,928	101,954

Contract owner transactions:
Proceeds from units sold		61,014	117,647
Cost of units redeemed		(6,387)	-
Account charges		(58)	(14)
Increase (decrease)		54,569	117,633
Net increase (decrease)		144,497	219,587
Net assets, beginning		775,119	555,532
Net assets, ending		$919,616	$775,119

Units sold		45,296	112,544
Units redeemed		(4,674)	(13)
Net increase (decrease)		40,622	112,531
Units outstanding, beginning		616,260	503,729
Units outstanding, ending		656,882	616,260

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$694,664
Cost of units redeemed/account charges			(6,462)
Net investment income (loss)			47,897
Net realized gain (loss)			1,191
Realized gain distributions			140,858
Net change in unrealized appreciation (depreciation)			41,468
Net assets			$919,616

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	657	$920	1.25%	11.3%	12/31/2021	$1.41	0	$0	1.00%	11.6%	12/31/2021	$1.43	0	$0	0.75%	11.9%
12/31/2020	1.26	616	775	1.25%	14.0%	12/31/2020	1.27	0	0	1.00%	14.3%	12/31/2020	1.27	0	0	0.75%	14.6%
12/31/2019	1.10	504	556	1.25%	21.5%	12/31/2019	1.11	0	0	1.00%	21.8%	12/31/2019	1.11	0	0	0.75%	22.1%
12/31/2018	0.91	459	416	1.25%	-9.2%	12/31/2018	0.91	0	0	1.00%	-9.1%	12/31/2018	0.91	0	0	0.75%	-8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	12.1%	12/31/2021	$1.45	0	$0	0.25%	12.4%	12/31/2021	$1.47	0	$0	0.00%	12.7%
12/31/2020	1.28	0	0	0.50%	14.9%	12/31/2020	1.29	0	0	0.25%	15.2%	12/31/2020	1.30	0	0	0.00%	15.5%
12/31/2019	1.12	0	0	0.50%	22.4%	12/31/2019	1.12	0	0	0.25%	22.7%	12/31/2019	1.13	0	0	0.00%	23.0%
12/31/2018	0.91	0	0	0.50%	-8.8%	12/31/2018	0.91	0	0	0.25%	-8.6%	12/31/2018	0.92	0	0	0.00%	-8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.6%
2020	3.0%
2019	2.3%
2018	5.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$640,507	$594,796	55,400
Receivables: investments sold	479
Payables: investments purchased	-
Net assets	$640,986

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$640,986	447,640	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$640,986	447,640

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$22,296
Mortality & expense charges			(7,429)
Net investment income (loss)			14,867

Gain (loss) on investments:
Net realized gain (loss)			1,041
Realized gain distributions			50,406
Net change in unrealized appreciation (depreciation)			3,836
Net gain (loss)			55,283

Increase (decrease) in net assets from operations			$70,150

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,867	$8,786
Net realized gain (loss)		1,041	605
Realized gain distributions		50,406	26,573
Net change in unrealized appreciation (depreciation)		3,836	41,017

Increase (decrease) in net assets from operations		70,150	76,981

Contract owner transactions:
Proceeds from units sold		42,111	96,678
Cost of units redeemed		(1,314)	(10,843)
Account charges		(110)	(113)
Increase (decrease)		40,687	85,722
Net increase (decrease)		110,837	162,703
Net assets, beginning		530,149	367,446
Net assets, ending		$640,986	$530,149

Units sold		30,615	94,288
Units redeemed		(994)	(9,441)
Net increase (decrease)		29,621	84,847
Units outstanding, beginning		418,019	333,172
Units outstanding, ending		447,640	418,019

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$465,553
Cost of units redeemed/account charges			(12,396)
Net investment income (loss)			33,003
Net realized gain (loss)			1,448
Realized gain distributions			107,667
Net change in unrealized appreciation (depreciation)			45,711
Net assets			$640,986

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.43	448	$641	1.25%	12.9%	12/31/2021	$1.45	0	$0	1.00%	13.2%	12/31/2021	$1.46	0	$0	0.75%	13.5%
12/31/2020	1.27	418	530	1.25%	15.0%	12/31/2020	1.28	0	0	1.00%	15.3%	12/31/2020	1.29	0	0	0.75%	15.6%
12/31/2019	1.10	333	367	1.25%	23.0%	12/31/2019	1.11	0	0	1.00%	23.3%	12/31/2019	1.11	0	0	0.75%	23.6%
12/31/2018	0.90	293	263	1.25%	-10.3%	12/31/2018	0.90	0	0	1.00%	-10.2%	12/31/2018	0.90	0	0	0.75%	-10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	13.8%	12/31/2021	$1.49	0	$0	0.25%	14.0%	12/31/2021	$1.50	0	$0	0.00%	14.3%
12/31/2020	1.29	0	0	0.50%	15.9%	12/31/2020	1.30	0	0	0.25%	16.1%	12/31/2020	1.31	0	0	0.00%	16.4%
12/31/2019	1.12	0	0	0.50%	23.9%	12/31/2019	1.12	0	0	0.25%	24.3%	12/31/2019	1.13	0	0	0.00%	24.6%
12/31/2018	0.90	0	0	0.50%	-9.9%	12/31/2018	0.90	0	0	0.25%	-9.7%	12/31/2018	0.90	0	0	0.00%	-9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.8%
2020	3.1%
2019	2.0%
2018	5.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,346	$72,716	5,620
Receivables: investments sold	43
Payables: investments purchased	-
Net assets	$81,389

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,389	55,544	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.52
Band 0	-	-	1.53
Total	$81,389	55,544

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,724
Mortality & expense charges			(887)
Net investment income (loss)			1,837

Gain (loss) on investments:
Net realized gain (loss)			156
Realized gain distributions			6,185
Net change in unrealized appreciation (depreciation)			1,012
Net gain (loss)			7,353

Increase (decrease) in net assets from operations			$9,190

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,837	$933
Net realized gain (loss)		156	13
Realized gain distributions		6,185	2,730
Net change in unrealized appreciation (depreciation)		1,012	6,981

Increase (decrease) in net assets from operations		9,190	10,657

Contract owner transactions:
Proceeds from units sold		12,432	30,490
Cost of units redeemed		-	-
Account charges		(32)	(24)
Increase (decrease)		12,400	30,466
Net increase (decrease)		21,590	41,123
Net assets, beginning		59,799	18,676
Net assets, ending		$81,389	$59,799

Units sold		8,840	29,842
Units redeemed		(23)	(22)
Net increase (decrease)		8,817	29,820
Units outstanding, beginning		46,727	16,907
Units outstanding, ending		55,544	46,727

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$62,218
Cost of units redeemed/account charges			(2,410)
Net investment income (loss)			2,985
Net realized gain (loss)			354
Realized gain distributions			9,612
Net change in unrealized appreciation (depreciation)			8,630
Net assets			$81,389

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	56	$81	1.25%	14.5%	12/31/2021	$1.48	0	$0	1.00%	14.8%	12/31/2021	$1.49	0	$0	0.75%	15.1%
12/31/2020	1.28	47	60	1.25%	15.9%	12/31/2020	1.29	0	0	1.00%	16.1%	12/31/2020	1.30	0	0	0.75%	16.4%
12/31/2019	1.10	17	19	1.25%	24.3%	12/31/2019	1.11	0	0	1.00%	24.6%	12/31/2019	1.11	0	0	0.75%	24.9%
12/31/2018	0.89	0	0	1.25%	-11.1%	12/31/2018	0.89	0	0	1.00%	-11.0%	12/31/2018	0.89	0	0	0.75%	-10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.51	0	$0	0.50%	15.4%	12/31/2021	$1.52	0	$0	0.25%	15.6%	12/31/2021	$1.53	0	$0	0.00%	15.9%
12/31/2020	1.31	0	0	0.50%	16.7%	12/31/2020	1.31	0	0	0.25%	17.0%	12/31/2020	1.32	0	0	0.00%	17.3%
12/31/2019	1.12	0	0	0.50%	25.2%	12/31/2019	1.12	0	0	0.25%	25.6%	12/31/2019	1.13	0	0	0.00%	25.9%
12/31/2018	0.89	0	0	0.50%	-10.7%	12/31/2018	0.89	0	0	0.25%	-10.5%	12/31/2018	0.90	0	0	0.00%	-10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.9%
2020	3.6%
2019	3.1%
2018	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$199,745	$172,249	13,466
Receivables: investments sold	100
Payables: investments purchased	-
Net assets	$199,845

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$199,845	135,594	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.53
Band 0	-	-	1.54
Total	$199,845	135,594

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,801
Mortality & expense charges			(2,229)
Net investment income (loss)			4,572

Gain (loss) on investments:
Net realized gain (loss)			428
Realized gain distributions			13,987
Net change in unrealized appreciation (depreciation)			4,988
Net gain (loss)			19,403

Increase (decrease) in net assets from operations			$23,975

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,572	$2,374
Net realized gain (loss)		428	32
Realized gain distributions		13,987	6,269
Net change in unrealized appreciation (depreciation)		4,988	21,218

Increase (decrease) in net assets from operations		23,975	29,893

Contract owner transactions:
Proceeds from units sold		23,221	81,360
Cost of units redeemed		-	-
Account charges		(77)	(34)
Increase (decrease)		23,144	81,326
Net increase (decrease)		47,119	111,219
Net assets, beginning		152,726	41,507
Net assets, ending		$199,845	$152,726

Units sold		16,443	81,663
Units redeemed		(54)	(31)
Net increase (decrease)		16,389	81,632
Units outstanding, beginning		119,205	37,573
Units outstanding, ending		135,594	119,205

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$141,722
Cost of units redeemed/account charges			(117)
Net investment income (loss)			7,835
Net realized gain (loss)			455
Realized gain distributions			22,454
Net change in unrealized appreciation (depreciation)			27,496
Net assets			$199,845

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	136	$200	1.25%	15.0%	12/31/2021	$1.49	0	$0	1.00%	15.3%	12/31/2021	$1.50	0	$0	0.75%	15.6%
12/31/2020	1.28	119	153	1.25%	16.0%	12/31/2020	1.29	0	0	1.00%	16.3%	12/31/2020	1.30	0	0	0.75%	16.6%
12/31/2019	1.10	38	42	1.25%	24.6%	12/31/2019	1.11	0	0	1.00%	24.9%	12/31/2019	1.11	0	0	0.75%	25.2%
12/31/2018	0.89	31	27	1.25%	-11.4%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	0.50%	15.9%	12/31/2021	$1.53	0	$0	0.25%	16.2%	12/31/2021	$1.54	0	$0	0.00%	16.5%
12/31/2020	1.31	0	0	0.50%	16.8%	12/31/2020	1.32	0	0	0.25%	17.1%	12/31/2020	1.32	0	0	0.00%	17.4%
12/31/2019	1.12	0	0	0.50%	25.6%	12/31/2019	1.12	0	0	0.25%	25.9%	12/31/2019	1.13	0	0	0.00%	26.2%
12/31/2018	0.89	0	0	0.50%	-10.9%	12/31/2018	0.89	0	0	0.25%	-10.7%	12/31/2018	0.89	0	0	0.00%	-10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.9%
2020	3.7%
2019	1.9%
2018	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$145,962	$119,868	8,361
Receivables: investments sold	201
Payables: investments purchased	-
Net assets	$146,163

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$146,163	98,912	$1.48
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.52
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$146,163	98,912

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,951
Mortality & expense charges			(1,655)
Net investment income (loss)			3,296

Gain (loss) on investments:
Net realized gain (loss)			376
Realized gain distributions			8,458
Net change in unrealized appreciation (depreciation)			5,871
Net gain (loss)			14,705

Increase (decrease) in net assets from operations			$18,001

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,296	$1,707
Net realized gain (loss)		376	6,896
Realized gain distributions		8,458	3,450
Net change in unrealized appreciation (depreciation)		5,871	20,223

Increase (decrease) in net assets from operations		18,001	32,276

Contract owner transactions:
Proceeds from units sold		14,496	110,802
Cost of units redeemed		-	(29,402)
Account charges		(8)	(2)
Increase (decrease)		14,488	81,398
Net increase (decrease)		32,489	113,674
Net assets, beginning		113,674	-
Net assets, ending		$146,163	$113,674

Units sold		10,302	112,037
Units redeemed		(6)	(23,421)
Net increase (decrease)		10,296	88,616
Units outstanding, beginning		88,616	-
Units outstanding, ending		98,912	88,616

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$125,298
Cost of units redeemed/account charges			(29,412)
Net investment income (loss)			5,003
Net realized gain (loss)			7,272
Realized gain distributions			11,908
Net change in unrealized appreciation (depreciation)			26,094
Net assets			$146,163

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	99	$146	1.25%	15.2%	12/31/2021	$1.49	0	$0	1.00%	15.5%	12/31/2021	$1.51	0	$0	0.75%	15.8%
12/31/2020	1.28	89	114	1.25%	16.1%	12/31/2020	1.29	0	0	1.00%	16.4%	12/31/2020	1.30	0	0	0.75%	16.6%
12/31/2019	1.11	0	0	1.25%	24.8%	12/31/2019	1.11	0	0	1.00%	25.1%	12/31/2019	1.11	0	0	0.75%	25.4%
12/31/2018	0.89	0	0	1.25%	-11.4%	12/31/2018	0.89	0	0	1.00%	-11.3%	12/31/2018	0.89	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	0.50%	16.1%	12/31/2021	$1.53	0	$0	0.25%	16.4%	12/31/2021	$1.55	0	$0	0.00%	16.6%
12/31/2020	1.31	0	0	0.50%	16.9%	12/31/2020	1.32	0	0	0.25%	17.2%	12/31/2020	1.33	0	0	0.00%	17.5%
12/31/2019	1.12	0	0	0.50%	25.7%	12/31/2019	1.12	0	0	0.25%	26.0%	12/31/2019	1.13	0	0	0.00%	26.4%
12/31/2018	0.89	0	0	0.50%	-11.0%	12/31/2018	0.89	0	0	0.25%	-10.8%	12/31/2018	0.89	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.8%
2020	4.6%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,888	$5,133	327
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$4,890

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,890	3,298	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.55
Total	$4,890	3,298

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$150
Mortality & expense charges			(11)
Net investment income (loss)			139

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			174
Net change in unrealized appreciation (depreciation)			(245)
Net gain (loss)			(70)

Increase (decrease) in net assets from operations			$69

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$139	$-
Net realized gain (loss)		1	-
Realized gain distributions		174	-
Net change in unrealized appreciation (depreciation)		(245)	-

Increase (decrease) in net assets from operations		69	-

Contract owner transactions:
Proceeds from units sold		4,821	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		4,821	-
Net increase (decrease)		4,890	-
Net assets, beginning		-	-
Net assets, ending		$4,890	$-

Units sold		3,298	-
Units redeemed		-	-
Net increase (decrease)		3,298	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,298	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,821
Cost of units redeemed/account charges			-
Net investment income (loss)			139
Net realized gain (loss)			1
Realized gain distributions			174
Net change in unrealized appreciation (depreciation)			(245)
Net assets			$4,890

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.48	3	$5	1.25%	15.3%	12/31/2021	$1.50	0	$0	1.00%	15.6%	12/31/2021	$1.51	0	$0	0.75%	15.9%
12/31/2020	1.29	0	0	1.25%	16.3%	12/31/2020	1.29	0	0	1.00%	16.6%	12/31/2020	1.30	0	0	0.75%	16.9%
12/31/2019	1.11	0	0	1.25%	25.1%	12/31/2019	1.11	0	0	1.00%	25.4%	12/31/2019	1.11	0	0	0.75%	25.7%
12/31/2018	0.88	0	0	1.25%	-11.6%	12/31/2018	0.89	0	0	1.00%	-11.5%	12/31/2018	0.89	0	0	0.75%	-11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	0.50%	16.2%	12/31/2021	$1.54	0	$0	0.25%	16.5%	12/31/2021	$1.55	0	$0	0.00%	16.8%
12/31/2020	1.31	0	0	0.50%	17.2%	12/31/2020	1.32	0	0	0.25%	17.5%	12/31/2020	1.33	0	0	0.00%	17.8%
12/31/2019	1.12	0	0	0.50%	26.1%	12/31/2019	1.12	0	0	0.25%	26.4%	12/31/2019	1.13	0	0	0.00%	26.7%
12/31/2018	0.89	0	0	0.50%	-11.2%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	6.1%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$498,643	$518,353	31,938
Receivables: investments sold	3,756
Payables: investments purchased	-
Net assets	$502,399

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$502,399	372,675	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$502,399	372,675

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,602
Mortality & expense charges			(3,648)
Net investment income (loss)			9,954

Gain (loss) on investments:
Net realized gain (loss)			481
Realized gain distributions			29,142
Net change in unrealized appreciation (depreciation)			(20,298)
Net gain (loss)			9,325

Increase (decrease) in net assets from operations			$19,279

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,954	$341
Net realized gain (loss)		481	3
Realized gain distributions		29,142	748
Net change in unrealized appreciation (depreciation)		(20,298)	588

Increase (decrease) in net assets from operations		19,279	1,680

Contract owner transactions:
Proceeds from units sold		405,774	101,525
Cost of units redeemed		(23,089)	(1,722)
Account charges		(1,048)	-
Increase (decrease)		381,637	99,803
Net increase (decrease)		400,916	101,483
Net assets, beginning		101,483	-
Net assets, ending		$502,399	$101,483

Units sold		309,100	83,343
Units redeemed		(18,221)	(1,547)
Net increase (decrease)		290,879	81,796
Units outstanding, beginning		81,796	-
Units outstanding, ending		372,675	81,796

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$507,299
Cost of units redeemed/account charges			(25,859)
Net investment income (loss)			10,295
Net realized gain (loss)			484
Realized gain distributions			29,890
Net change in unrealized appreciation (depreciation)			(19,710)
Net assets			$502,399

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	373	$502	1.25%	8.7%	12/31/2021	$1.36	0	$0	1.00%	8.9%	12/31/2021	$1.37	0	$0	0.75%	9.2%
12/31/2020	1.24	82	101	1.25%	14.0%	12/31/2020	1.25	0	0	1.00%	14.3%	12/31/2020	1.26	0	0	0.75%	14.6%
12/31/2019	1.09	0	0	1.25%	19.1%	12/31/2019	1.09	0	0	1.00%	19.4%	12/31/2019	1.10	0	0	0.75%	19.7%
12/31/2018	0.91	0	0	1.25%	-8.6%	12/31/2018	0.92	0	0	1.00%	-8.5%	12/31/2018	0.92	0	0	0.75%	-8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	0.50%	9.5%	12/31/2021	$1.40	0	$0	0.25%	9.7%	12/31/2021	$1.41	0	$0	0.00%	10.0%
12/31/2020	1.27	0	0	0.50%	14.9%	12/31/2020	1.27	0	0	0.25%	15.2%	12/31/2020	1.28	0	0	0.00%	15.5%
12/31/2019	1.10	0	0	0.50%	20.0%	12/31/2019	1.11	0	0	0.25%	20.3%	12/31/2019	1.11	0	0	0.00%	20.6%
12/31/2018	0.92	0	0	0.50%	-8.2%	12/31/2018	0.92	0	0	0.25%	-8.0%	12/31/2018	0.92	0	0	0.00%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.5%
2020	0.8%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Retirement Income Fund Inst Class - 06-36X

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,752	$17,526	1,447
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$17,755

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,755	14,043	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$17,755	14,043

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$691
Mortality & expense charges			(368)
Net investment income (loss)			323

Gain (loss) on investments:
Net realized gain (loss)			1,602
Realized gain distributions			742
Net change in unrealized appreciation (depreciation)			(891)
Net gain (loss)			1,453

Increase (decrease) in net assets from operations			$1,776

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$323	$338
Net realized gain (loss)		1,602	3,048
Realized gain distributions		742	869
Net change in unrealized appreciation (depreciation)		(891)	1,117

Increase (decrease) in net assets from operations		1,776	5,372

Contract owner transactions:
Proceeds from units sold		2,249	110,723
Cost of units redeemed		(15,170)	(87,084)
Account charges		(69)	(42)
Increase (decrease)		(12,990)	23,597
Net increase (decrease)		(11,214)	28,969
Net assets, beginning		28,969	-
Net assets, ending		$17,755	$28,969

Units sold		1,833	115,410
Units redeemed		(12,021)	(91,179)
Net increase (decrease)		(10,188)	24,231
Units outstanding, beginning		24,231	-
Units outstanding, ending		14,043	24,231

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$112,972
Cost of units redeemed/account charges			(102,365)
Net investment income (loss)			661
Net realized gain (loss)			4,650
Realized gain distributions			1,611
Net change in unrealized appreciation (depreciation)			226
Net assets			$17,755

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	14	$18	1.25%	5.7%	12/31/2021	$1.28	0	$0	1.00%	6.0%	12/31/2021	$1.29	0	$0	0.75%	6.3%
12/31/2020	1.20	24	29	1.25%	9.7%	12/31/2020	1.20	0	0	1.00%	10.0%	12/31/2020	1.21	0	0	0.75%	10.3%
12/31/2019	1.09	0	0	1.25%	13.9%	12/31/2019	1.09	0	0	1.00%	14.2%	12/31/2019	1.10	0	0	0.75%	14.4%
12/31/2018	0.96	0	0	1.25%	-4.3%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	0	$0	0.50%	6.5%	12/31/2021	$1.31	0	$0	0.25%	6.8%	12/31/2021	$1.32	0	$0	0.00%	7.1%
12/31/2020	1.22	0	0	0.50%	10.5%	12/31/2020	1.23	0	0	0.25%	10.8%	12/31/2020	1.24	0	0	0.00%	11.1%
12/31/2019	1.10	0	0	0.50%	14.7%	12/31/2019	1.11	0	0	0.25%	15.0%	12/31/2019	1.11	0	0	0.00%	15.3%
12/31/2018	0.96	0	0	0.50%	-3.8%	12/31/2018	0.96	0	0	0.25%	-3.7%	12/31/2018	0.97	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.0%
2020	3.5%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$488,474	$382,054	20,388
Receivables: investments sold	-
Payables: investments purchased	(2,619)
Net assets	$485,855

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$485,855	279,296	$1.74
Band 100	-	-	1.75
Band 75	-	-	1.77
Band 50	-	-	1.78
Band 25	-	-	1.80
Band 0	-	-	1.81
Total	$485,855	279,296

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,613
Mortality & expense charges			(4,953)
Net investment income (loss)			1,660

Gain (loss) on investments:
Net realized gain (loss)			25,828
Realized gain distributions			7,938
Net change in unrealized appreciation (depreciation)			95,746
Net gain (loss)			129,512

Increase (decrease) in net assets from operations			$131,172

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,660	$756
Net realized gain (loss)		25,828	(2,964)
Realized gain distributions		7,938	-
Net change in unrealized appreciation (depreciation)		95,746	13,975

Increase (decrease) in net assets from operations		131,172	11,767

Contract owner transactions:
Proceeds from units sold		335,248	483,723
Cost of units redeemed		(227,587)	(320,517)
Account charges		(132)	(322)
Increase (decrease)		107,529	162,884
Net increase (decrease)		238,701	174,651
Net assets, beginning		247,154	72,503
Net assets, ending		$485,855	$247,154

Units sold		261,962	686,905
Units redeemed		(178,274)	(548,718)
Net increase (decrease)		83,688	138,187
Units outstanding, beginning		195,608	57,421
Units outstanding, ending		279,296	195,608

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$891,549
Cost of units redeemed/account charges			(548,610)
Net investment income (loss)			2,654
Net realized gain (loss)			22,860
Realized gain distributions			10,982
Net change in unrealized appreciation (depreciation)			106,420
Net assets			$485,855

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	279	$486	1.25%	37.7%	12/31/2021	$1.75	0	$0	1.00%	38.0%	12/31/2021	$1.77	0	$0	0.75%	38.4%
12/31/2020	1.26	196	247	1.25%	0.1%	12/31/2020	1.27	0	0	1.00%	0.3%	12/31/2020	1.28	0	0	0.75%	0.6%
12/31/2019	1.26	57	73	1.25%	29.5%	12/31/2019	1.27	0	0	1.00%	29.8%	12/31/2019	1.27	0	0	0.75%	30.1%
12/31/2018	0.98	0	0	1.25%	-2.5%	12/31/2018	0.98	0	0	1.00%	-2.4%	12/31/2018	0.98	0	0	0.75%	-2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	0	$0	0.50%	38.7%	12/31/2021	$1.80	0	$0	0.25%	39.1%	12/31/2021	$1.81	0	$0	0.00%	39.4%
12/31/2020	1.28	0	0	0.50%	0.8%	12/31/2020	1.29	0	0	0.25%	1.1%	12/31/2020	1.30	0	0	0.00%	1.3%
12/31/2019	1.27	0	0	0.50%	30.4%	12/31/2019	1.28	0	0	0.25%	30.8%	12/31/2019	1.28	0	0	0.00%	31.1%
12/31/2018	0.98	0	0	0.50%	-2.3%	12/31/2018	0.98	0	0	0.25%	-2.3%	12/31/2018	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	1.3%
2019	1.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Aggressive Growth Fund Retail Class - 06-4CX (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	-	-	1.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	1.25%	15.4%	12/31/2021	$1.48	0	$0	1.00%	15.7%	12/31/2021	$1.49	0	$0	0.75%	15.9%
12/31/2020	1.28	0	0	1.25%	17.9%	12/31/2020	1.28	0	0	1.00%	18.2%	12/31/2020	1.29	0	0	0.75%	18.5%
12/31/2019	1.08	0	0	1.25%	8.4%	12/31/2019	1.08	0	0	1.00%	8.5%	12/31/2019	1.09	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	16.2%	12/31/2021	$1.51	0	$0	0.25%	16.5%	12/31/2021	$1.52	0	$0	0.00%	16.8%
12/31/2020	1.29	0	0	0.50%	18.8%	12/31/2020	1.29	0	0	0.25%	19.1%	12/31/2020	1.30	0	0	0.00%	19.4%
12/31/2019	1.09	0	0	0.50%	8.6%	12/31/2019	1.09	0	0	0.25%	8.7%	12/31/2019	1.09	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Growth Fund Retail Class - 06-3XV (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	1.25%	11.8%	12/31/2021	$1.45	0	$0	1.00%	12.1%	12/31/2021	$1.46	0	$0	0.75%	12.4%
12/31/2020	1.29	0	0	1.25%	15.7%	12/31/2020	1.30	0	0	1.00%	16.0%	12/31/2020	1.30	0	0	0.75%	16.3%
12/31/2019	1.12	0	0	1.25%	11.7%	12/31/2019	1.12	0	0	1.00%	11.8%	12/31/2019	1.12	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	12.7%	12/31/2021	$1.48	0	$0	0.25%	12.9%	12/31/2021	$1.49	0	$0	0.00%	13.2%
12/31/2020	1.31	0	0	0.50%	16.6%	12/31/2020	1.31	0	0	0.25%	16.9%	12/31/2020	1.32	0	0	0.00%	17.2%
12/31/2019	1.12	0	0	0.50%	12.2%	12/31/2019	1.12	0	0	0.25%	12.3%	12/31/2019	1.13	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,274,036	$974,260	43,922
Receivables: investments sold	-
Payables: investments purchased	(3,812)
Net assets	$1,270,224

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,270,224	298,568	$4.25
Band 100	-	-	4.38
Band 75	-	-	4.52
Band 50	-	-	4.66
Band 25	-	-	4.80
Band 0	-	-	4.95
Total	$1,270,224	298,568

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,247
Mortality & expense charges			(15,801)
Net investment income (loss)			(5,554)

Gain (loss) on investments:
Net realized gain (loss)			177,488
Realized gain distributions			94,468
Net change in unrealized appreciation (depreciation)			11,143
Net gain (loss)			283,099

Increase (decrease) in net assets from operations			$277,545

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,554)	$(9,818)
Net realized gain (loss)		177,488	282,296
Realized gain distributions		94,468	2,085
Net change in unrealized appreciation (depreciation)		11,143	32,557

Increase (decrease) in net assets from operations		277,545	307,120

Contract owner transactions:
Proceeds from units sold		263,155	598,545
Cost of units redeemed		(635,037)	(1,701,027)
Account charges		(2,452)	(2,874)
Increase (decrease)		(374,334)	(1,105,356)
Net increase (decrease)		(96,789)	(798,236)
Net assets, beginning		1,367,013	2,165,249
Net assets, ending		$1,270,224	$1,367,013

Units sold		68,194	213,477
Units redeemed		(169,787)	(564,938)
Net increase (decrease)		(101,593)	(351,461)
Units outstanding, beginning		400,161	751,622
Units outstanding, ending		298,568	400,161

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,831,469
Cost of units redeemed/account charges			(11,125,709)
Net investment income (loss)			27,929
Net realized gain (loss)			1,511,976
Realized gain distributions			724,783
Net change in unrealized appreciation (depreciation)			299,776
Net assets			$1,270,224

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.25	299	$1,270	1.25%	24.5%	12/31/2021	$4.38	0	$0	1.00%	24.8%	12/31/2021	$4.52	0	$0	0.75%	25.2%
12/31/2020	3.42	400	1,367	1.25%	18.6%	12/31/2020	3.51	0	0	1.00%	18.9%	12/31/2020	3.61	0	0	0.75%	19.2%
12/31/2019	2.88	752	2,165	1.25%	29.5%	12/31/2019	2.95	0	0	1.00%	29.9%	12/31/2019	3.03	0	0	0.75%	30.2%
12/31/2018	2.22	1,196	2,659	1.25%	-7.0%	12/31/2018	2.27	0	0	1.00%	-6.7%	12/31/2018	2.33	0	0	0.75%	-6.5%
12/31/2017	2.39	1,504	3,595	1.25%	19.1%	12/31/2017	2.44	0	0	1.00%	19.4%	12/31/2017	2.49	0	0	0.75%	19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.66	0	$0	0.50%	25.5%	12/31/2021	$4.80	0	$0	0.25%	25.8%	12/31/2021	$4.95	0	$0	0.00%	26.1%
12/31/2020	3.71	0	0	0.50%	19.5%	12/31/2020	3.81	0	0	0.25%	19.8%	12/31/2020	3.92	0	0	0.00%	20.1%
12/31/2019	3.11	0	0	0.50%	30.5%	12/31/2019	3.18	0	0	0.25%	30.8%	12/31/2019	3.27	0	0	0.00%	31.2%
12/31/2018	2.38	0	0	0.50%	-6.2%	12/31/2018	2.43	0	0	0.25%	-6.0%	12/31/2018	2.49	0	0	0.00%	-5.8%
12/31/2017	2.54	0	0	0.50%	20.0%	12/31/2017	2.59	0	0	0.25%	20.3%	12/31/2017	2.64	0	0	0.00%	20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.8%
2019	1.4%
2018	1.2%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2065 Instl Class - 06-64H (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	1.25%	1.4%	12/31/2021	$1.01	0	$0	1.00%	1.5%	12/31/2021	$1.02	0	$0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.6%	12/31/2021	$1.02	0	$0	0.25%	1.7%	12/31/2021	$1.02	0	$0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Idx 2065 Inst Class - 06-4XR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$195,869	$196,010	15,123
Receivables: investments sold	1,646
Payables: investments purchased	-
Net assets	$197,515

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$173,319	164,169	$1.06
Band 100	-	-	1.06
Band 75	2,473	2,336	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	21,723	20,438	1.06
Total	$197,515	186,943

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,126
Mortality & expense charges			(422)
Net investment income (loss)			3,704

Gain (loss) on investments:
Net realized gain (loss)			131
Realized gain distributions			149
Net change in unrealized appreciation (depreciation)			(141)
Net gain (loss)			139

Increase (decrease) in net assets from operations			$3,843

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,704	$-
Net realized gain (loss)		131	-
Realized gain distributions		149	-
Net change in unrealized appreciation (depreciation)		(141)	-

Increase (decrease) in net assets from operations		3,843	-

Contract owner transactions:
Proceeds from units sold		314,710	-
Cost of units redeemed		(119,775)	-
Account charges		(1,263)	-
Increase (decrease)		193,672	-
Net increase (decrease)		197,515	-
Net assets, beginning		-	-
Net assets, ending		$197,515	$-

Units sold		325,040	-
Units redeemed		(138,097)	-
Net increase (decrease)		186,943	-
Units outstanding, beginning		-	-
Units outstanding, ending		186,943	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$314,710
Cost of units redeemed/account charges			(121,038)
Net investment income (loss)			3,704
Net realized gain (loss)			131
Realized gain distributions			149
Net change in unrealized appreciation (depreciation)			(141)
Net assets			$197,515

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	164	$173	1.25%	5.6%	12/31/2021	$1.06	0	$0	1.00%	5.7%	12/31/2021	$1.06	2	$2	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	0	$0	0.50%	6.0%	12/31/2021	$1.06	0	$0	0.25%	6.1%	12/31/2021	$1.06	20	$22	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Idx 2065 R Class - 06-4XT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,797	$134,197	10,523
Receivables: investments sold	274
Payables: investments purchased	-
Net assets	$136,071

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$134,433	127,923	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	1,638	1,548	1.06
Total	$136,071	129,471

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,773
Mortality & expense charges			(496)
Net investment income (loss)			2,277

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			80
Net change in unrealized appreciation (depreciation)			1,600
Net gain (loss)			1,681

Increase (decrease) in net assets from operations			$3,958

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,277	$-
Net realized gain (loss)		1	-
Realized gain distributions		80	-
Net change in unrealized appreciation (depreciation)		1,600	-

Increase (decrease) in net assets from operations		3,958	-

Contract owner transactions:
Proceeds from units sold		133,126	-
Cost of units redeemed		(854)	-
Account charges		(159)	-
Increase (decrease)		132,113	-
Net increase (decrease)		136,071	-
Net assets, beginning		-	-
Net assets, ending		$136,071	$-

Units sold		130,457	-
Units redeemed		(986)	-
Net increase (decrease)		129,471	-
Units outstanding, beginning		-	-
Units outstanding, ending		129,471	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$133,126
Cost of units redeemed/account charges			(1,013)
Net investment income (loss)			2,277
Net realized gain (loss)			1
Realized gain distributions			80
Net change in unrealized appreciation (depreciation)			1,600
Net assets			$136,071

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	128	$134	1.25%	5.1%	12/31/2021	$1.05	0	$0	1.00%	5.2%	12/31/2021	$1.05	0	$0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	0	$0	0.50%	5.5%	12/31/2021	$1.06	0	$0	0.25%	5.7%	12/31/2021	$1.06	2	$2	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Index Fund Retirement Class - 06-434

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,807,570	$1,835,325	162,299
Receivables: investments sold	3,692
Payables: investments purchased	-
Net assets	$1,811,262

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,714,978	1,403,449	$1.22
Band 100	-	-	1.26
Band 75	-	-	1.29
Band 50	-	-	1.33
Band 25	-	-	1.37
Band 0	96,284	68,161	1.41
Total	$1,811,262	1,471,610

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$75,067
Mortality & expense charges			(56,499)
Net investment income (loss)			18,568

Gain (loss) on investments:
Net realized gain (loss)			(116,070)
Realized gain distributions			6,848
Net change in unrealized appreciation (depreciation)			(79,391)
Net gain (loss)			(188,613)

Increase (decrease) in net assets from operations			$(170,045)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,568	$36,347
Net realized gain (loss)		(116,070)	165,891
Realized gain distributions		6,848	40,129
Net change in unrealized appreciation (depreciation)		(79,391)	4,811

Increase (decrease) in net assets from operations		(170,045)	247,178

Contract owner transactions:
Proceeds from units sold		2,204,098	7,663,691
Cost of units redeemed		(5,640,315)	(4,391,336)
Account charges		(11,753)	(8,198)
Increase (decrease)		(3,447,970)	3,264,157
Net increase (decrease)		(3,618,015)	3,511,335
Net assets, beginning		5,429,277	1,917,942
Net assets, ending		$1,811,262	$5,429,277

Units sold		1,804,402	6,236,976
Units redeemed		(4,621,268)	(3,550,150)
Net increase (decrease)		(2,816,866)	2,686,826
Units outstanding, beginning		4,288,476	1,601,650
Units outstanding, ending		1,471,610	4,288,476

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$25,592,347
Cost of units redeemed/account charges			(23,961,841)
Net investment income (loss)			234,499
Net realized gain (loss)			(82,653)
Realized gain distributions			56,665
Net change in unrealized appreciation (depreciation)			(27,755)
Net assets			$1,811,262

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	1,403	$1,715	1.25%	-3.3%	12/31/2021	$1.26	0	$0	1.00%	-3.0%	12/31/2021	$1.29	0	$0	0.75%	-2.8%
12/31/2020	1.26	4,224	5,336	1.25%	6.0%	12/31/2020	1.30	0	0	1.00%	6.3%	12/31/2020	1.33	0	0	0.75%	6.5%
12/31/2019	1.19	1,543	1,839	1.25%	6.8%	12/31/2019	1.22	0	0	1.00%	7.0%	12/31/2019	1.25	0	0	0.75%	7.3%
12/31/2018	1.12	2,326	2,596	1.25%	-1.6%	12/31/2018	1.14	0	0	1.00%	-1.4%	12/31/2018	1.17	0	0	0.75%	-1.1%
12/31/2017	1.13	4,323	4,904	1.25%	1.9%	12/31/2017	1.16	0	0	1.00%	2.1%	12/31/2017	1.18	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	-2.5%	12/31/2021	$1.37	0	$0	0.25%	-2.3%	12/31/2021	$1.41	68	$96	0.00%	-2.1%
12/31/2020	1.37	0	0	0.50%	6.8%	12/31/2020	1.40	0	0	0.25%	7.1%	12/31/2020	1.44	65	93	0.00%	7.3%
12/31/2019	1.28	0	0	0.50%	7.6%	12/31/2019	1.31	0	0	0.25%	7.9%	12/31/2019	1.34	59	79	0.00%	8.1%
12/31/2018	1.19	0	0	0.50%	-0.9%	12/31/2018	1.22	0	0	0.25%	-0.6%	12/31/2018	1.24	49	61	0.00%	-0.4%
12/31/2017	1.20	0	0	0.50%	2.6%	12/31/2017	1.22	0	0	0.25%	2.9%	12/31/2017	1.25	36	45	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	2.6%
2019	2.0%
2018	2.7%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,082,538	$1,014,293	87,390
Receivables: investments sold	14,212
Payables: investments purchased	-
Net assets	$1,096,750

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,096,750	758,664	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.61
Total	$1,096,750	758,664

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$24,712
Mortality & expense charges			(15,183)
Net investment income (loss)			9,529

Gain (loss) on investments:
Net realized gain (loss)			62,979
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(120,376)
Net gain (loss)			(57,397)

Increase (decrease) in net assets from operations			$(47,868)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,529	$9,199
Net realized gain (loss)		62,979	(22,405)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(120,376)	169,226

Increase (decrease) in net assets from operations		(47,868)	156,020

Contract owner transactions:
Proceeds from units sold		307,645	225,638
Cost of units redeemed		(405,159)	(283,649)
Account charges		(2,291)	(1,612)
Increase (decrease)		(99,805)	(59,623)
Net increase (decrease)		(147,673)	96,397
Net assets, beginning		1,244,423	1,148,026
Net assets, ending		$1,096,750	$1,244,423

Units sold		203,695	185,023
Units redeemed		(266,950)	(242,367)
Net increase (decrease)		(63,255)	(57,344)
Units outstanding, beginning		821,919	879,263
Units outstanding, ending		758,664	821,919

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,715,841
Cost of units redeemed/account charges			(5,990,319)
Net investment income (loss)			76,637
Net realized gain (loss)			226,346
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			68,245
Net assets			$1,096,750

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	759	$1,097	1.25%	-4.5%	12/31/2021	$1.48	0	$0	1.00%	-4.3%	12/31/2021	$1.51	0	$0	0.75%	-4.0%
12/31/2020	1.51	822	1,244	1.25%	16.0%	12/31/2020	1.54	0	0	1.00%	16.3%	12/31/2020	1.57	0	0	0.75%	16.5%
12/31/2019	1.31	879	1,148	1.25%	16.8%	12/31/2019	1.33	0	0	1.00%	17.1%	12/31/2019	1.35	0	0	0.75%	17.4%
12/31/2018	1.12	1,203	1,344	1.25%	-15.9%	12/31/2018	1.13	0	0	1.00%	-15.6%	12/31/2018	1.15	0	0	0.75%	-15.4%
12/31/2017	1.33	1,995	2,650	1.25%	35.5%	12/31/2017	1.34	0	0	1.00%	35.8%	12/31/2017	1.36	0	0	0.75%	36.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.54	0	$0	0.50%	-3.8%	12/31/2021	$1.57	0	$0	0.25%	-3.6%	12/31/2021	$1.61	0	$0	0.00%	-3.3%
12/31/2020	1.60	0	0	0.50%	16.8%	12/31/2020	1.63	0	0	0.25%	17.1%	12/31/2020	1.66	0	0	0.00%	17.4%
12/31/2019	1.37	0	0	0.50%	17.7%	12/31/2019	1.39	0	0	0.25%	18.0%	12/31/2019	1.42	0	0	0.00%	18.3%
12/31/2018	1.17	0	0	0.50%	-15.2%	12/31/2018	1.18	0	0	0.25%	-15.0%	12/31/2018	1.20	0	0	0.00%	-14.8%
12/31/2017	1.37	0	0	0.50%	36.5%	12/31/2017	1.39	0	0	0.25%	36.8%	12/31/2017	1.41	0	0	0.00%	37.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	1.9%
2019	2.4%
2018	1.5%
2017	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Timothy Plan Strategic Growth Fund A Class - 06-341

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$72,083	$55,122	6,631
Receivables: investments sold	64
Payables: investments purchased	-
Net assets	$72,147

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$72,147	55,689	$1.30
Band 100	-	-	1.34
Band 75	-	-	1.39
Band 50	-	-	1.44
Band 25	-	-	1.49
Band 0	-	-	1.55
Total	$72,147	55,689

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$153
Mortality & expense charges			(862)
Net investment income (loss)			(709)

Gain (loss) on investments:
Net realized gain (loss)			750
Realized gain distributions			3,082
Net change in unrealized appreciation (depreciation)			3,505
Net gain (loss)			7,337

Increase (decrease) in net assets from operations			$6,628

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(709)	$(685)
Net realized gain (loss)		750	2,063
Realized gain distributions		3,082	2,055
Net change in unrealized appreciation (depreciation)		3,505	633

Increase (decrease) in net assets from operations		6,628	4,066

Contract owner transactions:
Proceeds from units sold		3,078	3,084
Cost of units redeemed		(1,554)	(11,972)
Account charges		-	(74)
Increase (decrease)		1,524	(8,962)
Net increase (decrease)		8,152	(4,896)
Net assets, beginning		63,995	68,891
Net assets, ending		$72,147	$63,995

Units sold		2,446	2,946
Units redeemed		(1,246)	(11,076)
Net increase (decrease)		1,200	(8,130)
Units outstanding, beginning		54,489	62,619
Units outstanding, ending		55,689	54,489

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$315,243
Cost of units redeemed/account charges			(307,034)
Net investment income (loss)			(14,013)
Net realized gain (loss)			50,144
Realized gain distributions			10,846
Net change in unrealized appreciation (depreciation)			16,961
Net assets			$72,147

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	56	$72	1.25%	10.3%	12/31/2021	$1.34	0	$0	1.00%	10.6%	12/31/2021	$1.39	0	$0	0.75%	10.9%
12/31/2020	1.17	54	64	1.25%	6.8%	12/31/2020	1.21	0	0	1.00%	7.0%	12/31/2020	1.25	0	0	0.75%	7.3%
12/31/2019	1.10	63	69	1.25%	17.4%	12/31/2019	1.13	0	0	1.00%	17.7%	12/31/2019	1.17	0	0	0.75%	17.9%
12/31/2018	0.94	147	138	1.25%	-13.4%	12/31/2018	0.96	0	0	1.00%	-13.2%	12/31/2018	0.99	0	0	0.75%	-12.9%
12/31/2017	1.08	154	166	1.25%	10.2%	12/31/2017	1.11	0	0	1.00%	10.4%	12/31/2017	1.14	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	11.1%	12/31/2021	$1.49	0	$0	0.25%	11.4%	12/31/2021	$1.55	0	$0	0.00%	11.7%
12/31/2020	1.30	0	0	0.50%	7.6%	12/31/2020	1.34	0	0	0.25%	7.8%	12/31/2020	1.38	0	0	0.00%	8.1%
12/31/2019	1.20	0	0	0.50%	18.2%	12/31/2019	1.24	0	0	0.25%	18.5%	12/31/2019	1.28	0	0	0.00%	18.8%
12/31/2018	1.02	0	0	0.50%	-12.7%	12/31/2018	1.05	0	0	0.25%	-12.5%	12/31/2018	1.08	0	0	0.00%	-12.3%
12/31/2017	1.17	0	0	0.50%	11.0%	12/31/2017	1.20	0	0	0.25%	11.3%	12/31/2017	1.23	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.1%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Timothy Plan Conservative Growth Fund A Class - 06-339

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$252,685	$227,806	22,046
Receivables: investments sold	1,952
Payables: investments purchased	-
Net assets	$254,637

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$254,637	196,228	$1.30
Band 100	-	-	1.34
Band 75	-	-	1.39
Band 50	-	-	1.44
Band 25	-	-	1.49
Band 0	-	-	1.55
Total	$254,637	196,228

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$330
Mortality & expense charges			(3,010)
Net investment income (loss)			(2,680)

Gain (loss) on investments:
Net realized gain (loss)			1,350
Realized gain distributions			9,419
Net change in unrealized appreciation (depreciation)			6,194
Net gain (loss)			16,963

Increase (decrease) in net assets from operations			$14,283

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,680)	$(1,827)
Net realized gain (loss)		1,350	1,631
Realized gain distributions		9,419	4,843
Net change in unrealized appreciation (depreciation)		6,194	10,336

Increase (decrease) in net assets from operations		14,283	14,983

Contract owner transactions:
Proceeds from units sold		27,973	36,853
Cost of units redeemed		(13,602)	(31,177)
Account charges		-	(118)
Increase (decrease)		14,371	5,558
Net increase (decrease)		28,654	20,541
Net assets, beginning		225,983	205,442
Net assets, ending		$254,637	$225,983

Units sold		22,019	34,674
Units redeemed		(10,892)	(28,541)
Net increase (decrease)		11,127	6,133
Units outstanding, beginning		185,101	178,968
Units outstanding, ending		196,228	185,101

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$581,309
Cost of units redeemed/account charges			(400,608)
Net investment income (loss)			(18,156)
Net realized gain (loss)			25,477
Realized gain distributions			41,736
Net change in unrealized appreciation (depreciation)			24,879
Net assets			$254,637

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.30	196	$255	1.25%	6.3%	12/31/2021	$1.34	0	$0	1.00%	6.6%	12/31/2021	$1.39	0	$0	0.75%	6.8%
12/31/2020	1.22	185	226	1.25%	6.4%	12/31/2020	1.26	0	0	1.00%	6.6%	12/31/2020	1.30	0	0	0.75%	6.9%
12/31/2019	1.15	179	205	1.25%	13.3%	12/31/2019	1.18	0	0	1.00%	13.6%	12/31/2019	1.22	0	0	0.75%	13.9%
12/31/2018	1.01	213	216	1.25%	-10.4%	12/31/2018	1.04	0	0	1.00%	-10.1%	12/31/2018	1.07	0	0	0.75%	-9.9%
12/31/2017	1.13	183	207	1.25%	6.9%	12/31/2017	1.16	0	0	1.00%	7.2%	12/31/2017	1.19	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	7.1%	12/31/2021	$1.49	0	$0	0.25%	7.4%	12/31/2021	$1.55	0	$0	0.00%	7.6%
12/31/2020	1.35	0	0	0.50%	7.2%	12/31/2020	1.39	0	0	0.25%	7.4%	12/31/2020	1.44	0	0	0.00%	7.7%
12/31/2019	1.26	0	0	0.50%	14.2%	12/31/2019	1.30	0	0	0.25%	14.5%	12/31/2019	1.34	0	0	0.00%	14.8%
12/31/2018	1.10	0	0	0.50%	-9.7%	12/31/2018	1.13	0	0	0.25%	-9.5%	12/31/2018	1.16	0	0	0.00%	-9.2%
12/31/2017	1.22	0	0	0.50%	7.8%	12/31/2017	1.25	0	0	0.25%	8.0%	12/31/2017	1.28	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.4%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Sustainability and Impact Equity Fund A Class - 06-701

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,072	$37,697	1,660
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$41,071

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,405	10,341	$2.26
Band 100	17,666	7,626	2.32
Band 75	-	-	2.37
Band 50	-	-	2.43
Band 25	-	-	2.48
Band 0	-	-	2.54
Total	$41,071	17,967

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$379
Mortality & expense charges			(454)
Net investment income (loss)			(75)

Gain (loss) on investments:
Net realized gain (loss)			93
Realized gain distributions			4,073
Net change in unrealized appreciation (depreciation)			(158)
Net gain (loss)			4,008

Increase (decrease) in net assets from operations			$3,933

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(75)	$(241)
Net realized gain (loss)		93	(81)
Realized gain distributions		4,073	-
Net change in unrealized appreciation (depreciation)		(158)	4,573

Increase (decrease) in net assets from operations		3,933	4,251

Contract owner transactions:
Proceeds from units sold		431	-
Cost of units redeemed		(124)	(942)
Account charges		(10)	(16)
Increase (decrease)		297	(958)
Net increase (decrease)		4,230	3,293
Net assets, beginning		36,841	33,548
Net assets, ending		$41,071	$36,841

Units sold		190	-
Units redeemed		(62)	(544)
Net increase (decrease)		128	(544)
Units outstanding, beginning		17,839	18,383
Units outstanding, ending		17,967	17,839

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$140,337
Cost of units redeemed/account charges			(120,943)
Net investment income (loss)			(1,840)
Net realized gain (loss)			(22,561)
Realized gain distributions			42,703
Net change in unrealized appreciation (depreciation)			3,375
Net assets			$41,071

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.26	10	$23	1.25%	10.6%	12/31/2021	$2.32	8	$18	1.00%	10.9%	12/31/2021	$2.37	0	$0	0.75%	11.1%
12/31/2020	2.05	10	21	1.25%	13.0%	12/31/2020	2.09	8	16	1.00%	13.3%	12/31/2020	2.13	0	0	0.75%	13.6%
12/31/2019	1.81	11	19	1.25%	19.7%	12/31/2019	1.84	8	14	1.00%	20.0%	12/31/2019	1.88	0	0	0.75%	20.3%
12/31/2018	1.51	11	16	1.25%	-11.0%	12/31/2018	1.54	8	12	1.00%	-10.7%	12/31/2018	1.56	0	0	0.75%	-10.5%
12/31/2017	1.70	11	19	1.25%	24.2%	12/31/2017	1.72	8	14	1.00%	24.5%	12/31/2017	1.74	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.43	0	$0	0.50%	11.4%	12/31/2021	$2.48	0	$0	0.25%	11.7%	12/31/2021	$2.54	0	$0	0.00%	12.0%
12/31/2020	2.18	0	0	0.50%	13.9%	12/31/2020	2.22	0	0	0.25%	14.2%	12/31/2020	2.27	0	0	0.00%	14.4%
12/31/2019	1.91	0	0	0.50%	20.6%	12/31/2019	1.95	0	0	0.25%	20.9%	12/31/2019	1.98	0	0	0.00%	21.2%
12/31/2018	1.59	0	0	0.50%	-10.3%	12/31/2018	1.61	0	0	0.25%	-10.1%	12/31/2018	1.64	0	0	0.00%	-9.8%
12/31/2017	1.77	0	0	0.50%	25.1%	12/31/2017	1.79	0	0	0.25%	25.4%	12/31/2017	1.82	0	0	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	0.3%
2019	0.8%
2018	0.9%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Value Fund A Class - 06-702

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,659	$35,023	3,566
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$39,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,403	15,387	$2.50
Band 100	1,254	491	2.55
Band 75	-	-	2.61
Band 50	-	-	2.68
Band 25	-	-	2.74
Band 0	-	-	2.80
Total	$39,657	15,878

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$326
Mortality & expense charges			(470)
Net investment income (loss)			(144)

Gain (loss) on investments:
Net realized gain (loss)			240
Realized gain distributions			2,792
Net change in unrealized appreciation (depreciation)			4,583
Net gain (loss)			7,615

Increase (decrease) in net assets from operations			$7,471

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(144)	$73
Net realized gain (loss)		240	(117)
Realized gain distributions		2,792	542
Net change in unrealized appreciation (depreciation)		4,583	145

Increase (decrease) in net assets from operations		7,471	643

Contract owner transactions:
Proceeds from units sold		1,230	518
Cost of units redeemed		(2,517)	(2,570)
Account charges		(4)	(7)
Increase (decrease)		(1,291)	(2,059)
Net increase (decrease)		6,180	(1,416)
Net assets, beginning		33,477	34,893
Net assets, ending		$39,657	$33,477

Units sold		543	309
Units redeemed		(1,159)	(1,322)
Net increase (decrease)		(616)	(1,013)
Units outstanding, beginning		16,494	17,507
Units outstanding, ending		15,878	16,494

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,981,795
Cost of units redeemed/account charges			(2,326,067)
Net investment income (loss)			20,595
Net realized gain (loss)			181,854
Realized gain distributions			176,844
Net change in unrealized appreciation (depreciation)			4,636
Net assets			$39,657

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.50	15	$38	1.25%	23.0%	12/31/2021	$2.55	0	$1	1.00%	23.4%	12/31/2021	$2.61	0	$0	0.75%	23.7%
12/31/2020	2.03	16	32	1.25%	1.8%	12/31/2020	2.07	0	1	1.00%	2.1%	12/31/2020	2.11	0	0	0.75%	2.3%
12/31/2019	1.99	17	34	1.25%	23.9%	12/31/2019	2.03	0	1	1.00%	24.3%	12/31/2019	2.07	0	0	0.75%	24.6%
12/31/2018	1.61	17	27	1.25%	-6.9%	12/31/2018	1.63	0	1	1.00%	-6.7%	12/31/2018	1.66	0	0	0.75%	-6.5%
12/31/2017	1.73	496	856	1.25%	12.5%	12/31/2017	1.75	0	0	1.00%	12.8%	12/31/2017	1.77	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.68	0	$0	0.50%	24.0%	12/31/2021	$2.74	0	$0	0.25%	24.3%	12/31/2021	$2.80	0	$0	0.00%	24.6%
12/31/2020	2.16	0	0	0.50%	2.6%	12/31/2020	2.20	0	0	0.25%	2.8%	12/31/2020	2.25	0	0	0.00%	3.1%
12/31/2019	2.10	0	0	0.50%	24.9%	12/31/2019	2.14	0	0	0.25%	25.2%	12/31/2019	2.18	0	0	0.00%	25.5%
12/31/2018	1.69	0	0	0.50%	-6.2%	12/31/2018	1.71	0	0	0.25%	-6.0%	12/31/2018	1.74	0	0	0.00%	-5.8%
12/31/2017	1.80	0	0	0.50%	13.4%	12/31/2017	1.82	0	0	0.25%	13.7%	12/31/2017	1.85	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	1.3%
2019	1.4%
2018	1.2%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Focused Fund Y Class - 06-624

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$118,542	$87,020	1,843
Receivables: investments sold	48
Payables: investments purchased	-
Net assets	$118,590

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$118,590	33,867	$3.50
Band 100	-	-	3.59
Band 75	-	-	3.68
Band 50	-	-	3.77
Band 25	-	-	3.86
Band 0	-	-	3.95
Total	$118,590	33,867

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$214
Mortality & expense charges			(1,374)
Net investment income (loss)			(1,160)

Gain (loss) on investments:
Net realized gain (loss)			4,131
Realized gain distributions			6,346
Net change in unrealized appreciation (depreciation)			14,124
Net gain (loss)			24,601

Increase (decrease) in net assets from operations			$23,441

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,160)	$(1,819)
Net realized gain (loss)		4,131	30,090
Realized gain distributions		6,346	10,879
Net change in unrealized appreciation (depreciation)		14,124	(706)

Increase (decrease) in net assets from operations		23,441	38,444

Contract owner transactions:
Proceeds from units sold		15,834	13,496
Cost of units redeemed		(10,567)	(121,326)
Account charges		-	-
Increase (decrease)		5,267	(107,830)
Net increase (decrease)		28,708	(69,386)
Net assets, beginning		89,882	159,268
Net assets, ending		$118,590	$89,882

Units sold		4,878	5,874
Units redeemed		(3,158)	(43,873)
Net increase (decrease)		1,720	(37,999)
Units outstanding, beginning		32,147	70,146
Units outstanding, ending		33,867	32,147

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,273,176
Cost of units redeemed/account charges			(1,247,838)
Net investment income (loss)			51
Net realized gain (loss)			20,975
Realized gain distributions			40,704
Net change in unrealized appreciation (depreciation)			31,522
Net assets			$118,590

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.50	34	$119	1.25%	25.2%	12/31/2021	$3.59	0	$0	1.00%	25.6%	12/31/2021	$3.68	0	$0	0.75%	25.9%
12/31/2020	2.80	32	90	1.25%	23.1%	12/31/2020	2.86	0	0	1.00%	23.4%	12/31/2020	2.92	0	0	0.75%	23.8%
12/31/2019	2.27	70	159	1.25%	25.8%	12/31/2019	2.31	0	0	1.00%	26.1%	12/31/2019	2.36	0	0	0.75%	26.4%
12/31/2018	1.81	74	133	1.25%	-8.6%	12/31/2018	1.84	0	0	1.00%	-8.4%	12/31/2018	1.87	0	0	0.75%	-8.2%
12/31/2017	1.98	67	133	1.25%	12.8%	12/31/2017	2.00	0	0	1.00%	13.1%	12/31/2017	2.03	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.77	0	$0	0.50%	26.2%	12/31/2021	$3.86	0	$0	0.25%	26.5%	12/31/2021	$3.95	0	$0	0.00%	26.8%
12/31/2020	2.98	0	0	0.50%	24.1%	12/31/2020	3.05	0	0	0.25%	24.4%	12/31/2020	3.12	0	0	0.00%	24.7%
12/31/2019	2.41	0	0	0.50%	26.7%	12/31/2019	2.45	0	0	0.25%	27.0%	12/31/2019	2.50	0	0	0.00%	27.3%
12/31/2018	1.90	0	0	0.50%	-7.9%	12/31/2018	1.93	0	0	0.25%	-7.7%	12/31/2018	1.96	0	0	0.00%	-7.5%
12/31/2017	2.06	0	0	0.50%	13.6%	12/31/2017	2.09	0	0	0.25%	13.9%	12/31/2017	2.12	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.2%
2019	0.6%
2018	0.7%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Focused Fund Institutional Class - 06-GPG (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.78
Band 100	-	-	1.80
Band 75	-	-	1.82
Band 50	-	-	1.84
Band 25	-	-	1.86
Band 0	-	-	1.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	0	$0	1.25%	25.3%	12/31/2021	$1.80	0	$0	1.00%	25.6%	12/31/2021	$1.82	0	$0	0.75%	25.9%
12/31/2020	1.42	0	0	1.25%	23.2%	12/31/2020	1.43	0	0	1.00%	23.5%	12/31/2020	1.45	0	0	0.75%	23.8%
12/31/2019	1.16	0	0	1.25%	25.9%	12/31/2019	1.16	0	0	1.00%	26.2%	12/31/2019	1.17	0	0	0.75%	26.5%
12/31/2018	0.92	0	0	1.25%	-8.6%	12/31/2018	0.92	0	0	1.00%	-8.3%	12/31/2018	0.92	0	0	0.75%	-8.1%
12/31/2017	1.00	0	0	1.25%	0.4%	12/31/2017	1.00	0	0	1.00%	0.4%	12/31/2017	1.00	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.84	0	$0	0.50%	26.2%	12/31/2021	$1.86	0	$0	0.25%	26.5%	12/31/2021	$1.88	0	$0	0.00%	26.9%
12/31/2020	1.46	0	0	0.50%	24.1%	12/31/2020	1.47	0	0	0.25%	24.4%	12/31/2020	1.48	0	0	0.00%	24.8%
12/31/2019	1.17	0	0	0.50%	26.8%	12/31/2019	1.18	0	0	0.25%	27.2%	12/31/2019	1.19	0	0	0.00%	27.5%
12/31/2018	0.93	0	0	0.50%	-7.9%	12/31/2018	0.93	0	0	0.25%	-7.6%	12/31/2018	0.93	0	0	0.00%	-7.4%
12/31/2017	1.00	0	0	0.50%	0.4%	12/31/2017	1.00	0	0	0.25%	0.4%	12/31/2017	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap Growth Fund A Class - 06-GPH (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.94
Band 100	-	-	1.96
Band 75	-	-	1.98
Band 50	-	-	2.00
Band 25	-	-	2.02
Band 0	-	-	2.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.94	0	$0	1.25%	14.4%	12/31/2021	$1.96	0	$0	1.00%	14.7%	12/31/2021	$1.98	0	$0	0.75%	15.0%
12/31/2020	1.70	0	0	1.25%	25.4%	12/31/2020	1.71	0	0	1.00%	25.7%	12/31/2020	1.73	0	0	0.75%	26.1%
12/31/2019	1.35	0	0	1.25%	40.4%	12/31/2019	1.36	0	0	1.00%	40.7%	12/31/2019	1.37	0	0	0.75%	41.1%
12/31/2018	0.97	0	0	1.25%	-5.0%	12/31/2018	0.97	0	0	1.00%	-4.8%	12/31/2018	0.97	0	0	0.75%	-4.5%
12/31/2017	1.02	0	0	1.25%	1.6%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.00	0	$0	0.50%	15.3%	12/31/2021	$2.02	0	$0	0.25%	15.6%	12/31/2021	$2.05	0	$0	0.00%	15.9%
12/31/2020	1.74	0	0	0.50%	26.4%	12/31/2020	1.75	0	0	0.25%	26.7%	12/31/2020	1.77	0	0	0.00%	27.0%
12/31/2019	1.38	0	0	0.50%	41.4%	12/31/2019	1.38	0	0	0.25%	41.8%	12/31/2019	1.39	0	0	0.00%	42.1%
12/31/2018	0.97	0	0	0.50%	-4.3%	12/31/2018	0.98	0	0	0.25%	-4.0%	12/31/2018	0.98	0	0	0.00%	-3.8%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.6%	12/31/2017	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,644	$4,104	114
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$4,639

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,639	2,356	$1.97
Band 100	-	-	1.99
Band 75	-	-	2.01
Band 50	-	-	2.03
Band 25	-	-	2.05
Band 0	-	-	2.07
Total	$4,639	2,356

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(48)
Net investment income (loss)			(48)

Gain (loss) on investments:
Net realized gain (loss)			16
Realized gain distributions			629
Net change in unrealized appreciation (depreciation)			(61)
Net gain (loss)			584

Increase (decrease) in net assets from operations			$536

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(48)	$(25)
Net realized gain (loss)		16	4
Realized gain distributions		629	182
Net change in unrealized appreciation (depreciation)		(61)	473

Increase (decrease) in net assets from operations		536	634

Contract owner transactions:
Proceeds from units sold		1,032	1,015
Cost of units redeemed		-	-
Account charges		(20)	(10)
Increase (decrease)		1,012	1,005
Net increase (decrease)		1,548	1,639
Net assets, beginning		3,091	1,452
Net assets, ending		$4,639	$3,091

Units sold		564	743
Units redeemed		(10)	(7)
Net increase (decrease)		554	736
Units outstanding, beginning		1,802	1,066
Units outstanding, ending		2,356	1,802

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,268
Cost of units redeemed/account charges			(35)
Net investment income (loss)			(80)
Net realized gain (loss)			20
Realized gain distributions			926
Net change in unrealized appreciation (depreciation)			540
Net assets			$4,639

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.97	2	$5	1.25%	14.8%	12/31/2021	$1.99	0	$0	1.00%	15.1%	12/31/2021	$2.01	0	$0	0.75%	15.4%
12/31/2020	1.71	2	3	1.25%	25.8%	12/31/2020	1.73	0	0	1.00%	26.2%	12/31/2020	1.74	0	0	0.75%	26.5%
12/31/2019	1.36	1	1	1.25%	40.7%	12/31/2019	1.37	0	0	1.00%	41.1%	12/31/2019	1.38	0	0	0.75%	41.4%
12/31/2018	0.97	0	0	1.25%	-4.7%	12/31/2018	0.97	0	0	1.00%	-4.5%	12/31/2018	0.97	0	0	0.75%	-4.2%
12/31/2017	1.02	0	0	1.25%	1.6%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.03	0	$0	0.50%	15.7%	12/31/2021	$2.05	0	$0	0.25%	16.0%	12/31/2021	$2.07	0	$0	0.00%	16.3%
12/31/2020	1.75	0	0	0.50%	26.8%	12/31/2020	1.77	0	0	0.25%	27.1%	12/31/2020	1.78	0	0	0.00%	27.4%
12/31/2019	1.38	0	0	0.50%	41.8%	12/31/2019	1.39	0	0	0.25%	42.2%	12/31/2019	1.40	0	0	0.00%	42.5%
12/31/2018	0.98	0	0	0.50%	-4.0%	12/31/2018	0.98	0	0	0.25%	-3.7%	12/31/2018	0.98	0	0	0.00%	-3.5%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.6%	12/31/2017	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.3%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Large Cap Focused Fund Institutional Class - 06-3GK (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.76
Band 100	-	-	1.77
Band 75	-	-	1.79
Band 50	-	-	1.80
Band 25	-	-	1.82
Band 0	-	-	1.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	0	$0	1.25%	24.1%	12/31/2021	$1.77	0	$0	1.00%	24.4%	12/31/2021	$1.79	0	$0	0.75%	24.7%
12/31/2020	1.42	0	0	1.25%	22.7%	12/31/2020	1.42	0	0	1.00%	23.0%	12/31/2020	1.43	0	0	0.75%	23.3%
12/31/2019	1.15	0	0	1.25%	28.9%	12/31/2019	1.16	0	0	1.00%	29.3%	12/31/2019	1.16	0	0	0.75%	29.6%
12/31/2018	0.89	0	0	1.25%	-10.5%	12/31/2018	0.90	0	0	1.00%	-10.4%	12/31/2018	0.90	0	0	0.75%	-10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.80	0	$0	0.50%	25.0%	12/31/2021	$1.82	0	$0	0.25%	25.3%	12/31/2021	$1.83	0	$0	0.00%	25.6%
12/31/2020	1.44	0	0	0.50%	23.6%	12/31/2020	1.45	0	0	0.25%	23.9%	12/31/2020	1.46	0	0	0.00%	24.2%
12/31/2019	1.17	0	0	0.50%	29.9%	12/31/2019	1.17	0	0	0.25%	30.2%	12/31/2019	1.17	0	0	0.00%	30.6%
12/31/2018	0.90	0	0	0.50%	-10.2%	12/31/2018	0.90	0	0	0.25%	-10.1%	12/31/2018	0.90	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Focused Fund A Class - 06-619

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$960,643	$648,036	15,113
Receivables: investments sold	-
Payables: investments purchased	(951)
Net assets	$959,692

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$588,619	172,795	$3.41
Band 100	371,073	106,318	3.49
Band 75	-	-	3.58
Band 50	-	-	3.66
Band 25	-	-	3.75
Band 0	-	-	3.85
Total	$959,692	279,113

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$426
Mortality & expense charges			(10,654)
Net investment income (loss)			(10,228)

Gain (loss) on investments:
Net realized gain (loss)			39,722
Realized gain distributions			52,427
Net change in unrealized appreciation (depreciation)			120,131
Net gain (loss)			212,280

Increase (decrease) in net assets from operations			$202,052

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,228)	$(7,894)
Net realized gain (loss)		39,722	14,511
Realized gain distributions		52,427	42,756
Net change in unrealized appreciation (depreciation)		120,131	86,612

Increase (decrease) in net assets from operations		202,052	135,985

Contract owner transactions:
Proceeds from units sold		42,970	105,104
Cost of units redeemed		(108,453)	(179,489)
Account charges		(77)	(87)
Increase (decrease)		(65,560)	(74,472)
Net increase (decrease)		136,492	61,513
Net assets, beginning		823,200	761,687
Net assets, ending		$959,692	$823,200

Units sold		14,087	47,493
Units redeemed		(34,167)	(88,074)
Net increase (decrease)		(20,080)	(40,581)
Units outstanding, beginning		299,193	339,774
Units outstanding, ending		279,113	299,193

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,065,749
Cost of units redeemed/account charges			(1,951,438)
Net investment income (loss)			(65,824)
Net realized gain (loss)			353,088
Realized gain distributions			245,510
Net change in unrealized appreciation (depreciation)			312,607
Net assets			$959,692

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.41	173	$589	1.25%	24.9%	12/31/2021	$3.49	106	$371	1.00%	25.2%	12/31/2021	$3.58	0	$0	0.75%	25.5%
12/31/2020	2.73	182	497	1.25%	22.7%	12/31/2020	2.79	117	326	1.00%	23.0%	12/31/2020	2.85	0	0	0.75%	23.3%
12/31/2019	2.22	192	426	1.25%	25.4%	12/31/2019	2.27	148	336	1.00%	25.8%	12/31/2019	2.31	0	0	0.75%	26.1%
12/31/2018	1.77	179	318	1.25%	-8.9%	12/31/2018	1.80	164	295	1.00%	-8.7%	12/31/2018	1.83	0	0	0.75%	-8.5%
12/31/2017	1.95	142	277	1.25%	12.5%	12/31/2017	1.97	257	508	1.00%	12.8%	12/31/2017	2.00	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.66	0	$0	0.50%	25.8%	12/31/2021	$3.75	0	$0	0.25%	26.1%	12/31/2021	$3.85	0	$0	0.00%	26.4%
12/31/2020	2.91	0	0	0.50%	23.6%	12/31/2020	2.98	0	0	0.25%	24.0%	12/31/2020	3.04	0	0	0.00%	24.3%
12/31/2019	2.36	0	0	0.50%	26.4%	12/31/2019	2.40	0	0	0.25%	26.7%	12/31/2019	2.45	0	0	0.00%	27.0%
12/31/2018	1.86	0	0	0.50%	-8.2%	12/31/2018	1.90	0	0	0.25%	-8.0%	12/31/2018	1.93	0	0	0.00%	-7.8%
12/31/2017	2.03	0	0	0.50%	13.3%	12/31/2017	2.06	0	0	0.25%	13.6%	12/31/2017	2.09	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.2%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Small Company Fund R Class - 06-4PF (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.56
Band 100	-	-	1.56
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.57
Band 0	-	-	1.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	0	$0	1.25%	22.1%	12/31/2021	$1.56	0	$0	1.00%	22.4%	12/31/2021	$1.56	0	$0	0.75%	22.7%
12/31/2020	1.27	0	0	1.25%	27.4%	12/31/2020	1.27	0	0	1.00%	27.4%	12/31/2020	1.27	0	0	0.75%	27.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	0.50%	23.1%	12/31/2021	$1.57	0	$0	0.25%	23.4%	12/31/2021	$1.58	0	$0	0.00%	23.7%
12/31/2020	1.28	0	0	0.50%	27.5%	12/31/2020	1.28	0	0	0.25%	27.6%	12/31/2020	1.28	0	0	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap Growth R6 Class - 06-4Y4 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	0	$0	1.25%	5.7%	12/31/2021	$1.06	0	$0	1.00%	5.8%	12/31/2021	$1.06	0	$0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	0	$0	0.50%	6.1%	12/31/2021	$1.06	0	$0	0.25%	6.2%	12/31/2021	$1.06	0	$0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Growth Opportunities Fund A Class - 06-699

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$269,997	$220,590	6,460
Receivables: investments sold	-
Payables: investments purchased	(23)
Net assets	$269,974

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$202,579	51,885	$3.90
Band 100	67,395	16,864	4.00
Band 75	-	-	4.09
Band 50	-	-	4.19
Band 25	-	-	4.29
Band 0	-	-	4.39
Total	$269,974	68,749

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,731)
Net investment income (loss)			(3,731)

Gain (loss) on investments:
Net realized gain (loss)			24,525
Realized gain distributions			46,597
Net change in unrealized appreciation (depreciation)			(6,241)
Net gain (loss)			64,881

Increase (decrease) in net assets from operations			$61,150

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,731)	$(3,054)
Net realized gain (loss)		24,525	4,554
Realized gain distributions		46,597	27,262
Net change in unrealized appreciation (depreciation)		(6,241)	44,554

Increase (decrease) in net assets from operations		61,150	73,316

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(83,968)	(19,377)
Account charges		(1)	(15)
Increase (decrease)		(83,969)	(19,392)
Net increase (decrease)		(22,819)	53,924
Net assets, beginning		292,793	238,869
Net assets, ending		$269,974	$292,793

Units sold		(1)	1,298
Units redeemed		(21,800)	(7,908)
Net increase (decrease)		(21,801)	(6,610)
Units outstanding, beginning		90,550	97,160
Units outstanding, ending		68,749	90,550

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$518,510
Cost of units redeemed/account charges			(573,840)
Net investment income (loss)			(26,992)
Net realized gain (loss)			71,488
Realized gain distributions			231,401
Net change in unrealized appreciation (depreciation)			49,407
Net assets			$269,974

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.90	52	$203	1.25%	21.2%	12/31/2021	$4.00	17	$67	1.00%	21.5%	12/31/2021	$4.09	0	$0	0.75%	21.8%
12/31/2020	3.22	74	237	1.25%	31.4%	12/31/2020	3.29	17	55	1.00%	31.8%	12/31/2020	3.36	0	0	0.75%	32.1%
12/31/2019	2.45	80	197	1.25%	39.7%	12/31/2019	2.50	17	42	1.00%	40.1%	12/31/2019	2.54	0	0	0.75%	40.4%
12/31/2018	1.75	102	178	1.25%	-5.4%	12/31/2018	1.78	41	73	1.00%	-5.1%	12/31/2018	1.81	0	0	0.75%	-4.9%
12/31/2017	1.85	99	184	1.25%	26.5%	12/31/2017	1.88	44	84	1.00%	26.8%	12/31/2017	1.90	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.19	0	$0	0.50%	22.1%	12/31/2021	$4.29	0	$0	0.25%	22.4%	12/31/2021	$4.39	0	$0	0.00%	22.7%
12/31/2020	3.43	0	0	0.50%	32.4%	12/31/2020	3.50	0	0	0.25%	32.7%	12/31/2020	3.57	0	0	0.00%	33.1%
12/31/2019	2.59	0	0	0.50%	40.8%	12/31/2019	2.64	0	0	0.25%	41.1%	12/31/2019	2.69	0	0	0.00%	41.5%
12/31/2018	1.84	0	0	0.50%	-4.6%	12/31/2018	1.87	0	0	0.25%	-4.4%	12/31/2018	1.90	0	0	0.00%	-4.2%
12/31/2017	1.93	0	0	0.50%	27.4%	12/31/2017	1.95	0	0	0.25%	27.7%	12/31/2017	1.98	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Flexible Income Fund A Class - 06-703

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$64,775	$62,075	5,796
Receivables: investments sold	-
Payables: investments purchased	(33)
Net assets	$64,742

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,565	46,074	$1.29
Band 100	5,177	3,912	1.32
Band 75	-	-	1.35
Band 50	-	-	1.39
Band 25	-	-	1.42
Band 0	-	-	1.45
Total	$64,742	49,986

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,088
Mortality & expense charges			(794)
Net investment income (loss)			1,294

Gain (loss) on investments:
Net realized gain (loss)			37
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(324)
Net gain (loss)			(287)

Increase (decrease) in net assets from operations			$1,007

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,294	$1,501
Net realized gain (loss)		37	15
Realized gain distributions		-	544
Net change in unrealized appreciation (depreciation)		(324)	1,960

Increase (decrease) in net assets from operations		1,007	4,020

Contract owner transactions:
Proceeds from units sold		-	1
Cost of units redeemed		(369)	(400)
Account charges		(5)	(6)
Increase (decrease)		(374)	(405)
Net increase (decrease)		633	3,615
Net assets, beginning		64,109	60,494
Net assets, ending		$64,742	$64,109

Units sold		(1)	-
Units redeemed		(286)	(333)
Net increase (decrease)		(287)	(333)
Units outstanding, beginning		50,273	50,606
Units outstanding, ending		49,986	50,273

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$494,894
Cost of units redeemed/account charges			(468,421)
Net investment income (loss)			40,399
Net realized gain (loss)			(5,774)
Realized gain distributions			944
Net change in unrealized appreciation (depreciation)			2,700
Net assets			$64,742

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	46	$60	1.25%	1.6%	12/31/2021	$1.32	4	$5	1.00%	1.8%	12/31/2021	$1.35	0	$0	0.75%	2.1%
12/31/2020	1.27	46	59	1.25%	6.7%	12/31/2020	1.30	4	5	1.00%	6.9%	12/31/2020	1.33	0	0	0.75%	7.2%
12/31/2019	1.19	46	55	1.25%	7.1%	12/31/2019	1.22	4	5	1.00%	7.4%	12/31/2019	1.24	0	0	0.75%	7.7%
12/31/2018	1.11	61	68	1.25%	-3.1%	12/31/2018	1.13	5	5	1.00%	-2.8%	12/31/2018	1.15	0	0	0.75%	-2.6%
12/31/2017	1.15	178	205	1.25%	5.2%	12/31/2017	1.16	110	128	1.00%	5.4%	12/31/2017	1.18	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	0	$0	0.50%	2.3%	12/31/2021	$1.42	0	$0	0.25%	2.6%	12/31/2021	$1.45	0	$0	0.00%	2.8%
12/31/2020	1.35	0	0	0.50%	7.5%	12/31/2020	1.38	0	0	0.25%	7.7%	12/31/2020	1.41	0	0	0.00%	8.0%
12/31/2019	1.26	0	0	0.50%	7.9%	12/31/2019	1.28	0	0	0.25%	8.2%	12/31/2019	1.31	0	0	0.00%	8.5%
12/31/2018	1.17	0	0	0.50%	-2.3%	12/31/2018	1.19	0	0	0.25%	-2.1%	12/31/2018	1.21	0	0	0.00%	-1.8%
12/31/2017	1.20	0	0	0.50%	6.0%	12/31/2017	1.21	0	0	0.25%	6.2%	12/31/2017	1.23	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.2%
2020	3.6%
2019	3.4%
2018	3.0%
2017	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Balanced Index Fund Admiral Class - 06-FJC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,246,051	$8,476,358	209,274
Receivables: investments sold	12,582
Payables: investments purchased	-
Net assets	$10,258,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,218,725	6,095,589	$1.68
Band 100	39,908	23,506	1.70
Band 75	-	-	1.72
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$10,258,633	6,119,095

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$147,479
Mortality & expense charges			(127,916)
Net investment income (loss)			19,563

Gain (loss) on investments:
Net realized gain (loss)			1,119,150
Realized gain distributions			194,270
Net change in unrealized appreciation (depreciation)			(46,984)
Net gain (loss)			1,266,436

Increase (decrease) in net assets from operations			$1,285,999

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,563	$56,773
Net realized gain (loss)		1,119,150	197,328
Realized gain distributions		194,270	106,486
Net change in unrealized appreciation (depreciation)		(46,984)	1,129,045

Increase (decrease) in net assets from operations		1,285,999	1,489,632

Contract owner transactions:
Proceeds from units sold		5,333,004	2,269,286
Cost of units redeemed		(7,274,791)	(2,186,002)
Account charges		(14,062)	(20,390)
Increase (decrease)		(1,955,849)	62,894
Net increase (decrease)		(669,850)	1,552,526
Net assets, beginning		10,928,483	9,375,957
Net assets, ending		$10,258,633	$10,928,483

Units sold		3,488,418	1,746,575
Units redeemed		(4,722,499)	(1,645,241)
Net increase (decrease)		(1,234,081)	101,334
Units outstanding, beginning		7,353,176	7,251,842
Units outstanding, ending		6,119,095	7,353,176

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$21,046,494
Cost of units redeemed/account charges			(14,455,913)
Net investment income (loss)			181,954
Net realized gain (loss)			1,400,106
Realized gain distributions			316,299
Net change in unrealized appreciation (depreciation)			1,769,693
Net assets			$10,258,633

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	6,096	$10,219	1.25%	12.8%	12/31/2021	$1.70	24	$40	1.00%	13.1%	12/31/2021	$1.72	0	$0	0.75%	13.4%
12/31/2020	1.49	7,349	10,922	1.25%	15.0%	12/31/2020	1.50	4	6	1.00%	15.2%	12/31/2020	1.52	0	0	0.75%	15.5%
12/31/2019	1.29	7,252	9,376	1.25%	20.3%	12/31/2019	1.30	0	0	1.00%	20.6%	12/31/2019	1.31	0	0	0.75%	20.9%
12/31/2018	1.07	4,485	4,821	1.25%	-4.1%	12/31/2018	1.08	0	0	1.00%	-3.8%	12/31/2018	1.09	0	0	0.75%	-3.6%
12/31/2017	1.12	713	799	1.25%	12.5%	12/31/2017	1.12	0	0	1.00%	12.8%	12/31/2017	1.13	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	0	$0	0.50%	13.6%	12/31/2021	$1.76	0	$0	0.25%	13.9%	12/31/2021	$1.79	0	$0	0.00%	14.2%
12/31/2020	1.53	0	0	0.50%	15.8%	12/31/2020	1.55	0	0	0.25%	16.1%	12/31/2020	1.56	0	0	0.00%	16.4%
12/31/2019	1.32	0	0	0.50%	21.2%	12/31/2019	1.33	0	0	0.25%	21.5%	12/31/2019	1.34	0	0	0.00%	21.8%
12/31/2018	1.09	0	0	0.50%	-3.3%	12/31/2018	1.10	0	0	0.25%	-3.1%	12/31/2018	1.10	0	0	0.00%	-2.9%
12/31/2017	1.13	0	0	0.50%	13.3%	12/31/2017	1.13	0	0	0.25%	13.6%	12/31/2017	1.14	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.8%
2019	1.9%
2018	2.3%
2017	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Developed Markets Index Fund Admiral Class - 06-FJF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,351,102	$8,584,232	634,362
Receivables: investments sold	77,816
Payables: investments purchased	-
Net assets	$10,428,918

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,340,346	6,818,798	$1.52
Band 100	-	-	1.54
Band 75	88,572	56,947	1.56
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$10,428,918	6,875,745

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$314,749
Mortality & expense charges			(121,868)
Net investment income (loss)			192,881

Gain (loss) on investments:
Net realized gain (loss)			158,052
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			533,765
Net gain (loss)			691,817

Increase (decrease) in net assets from operations			$884,698

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$192,881	$81,307
Net realized gain (loss)		158,052	1,992
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		533,765	916,224

Increase (decrease) in net assets from operations		884,698	999,523

Contract owner transactions:
Proceeds from units sold		2,719,815	2,564,512
Cost of units redeemed		(1,682,911)	(1,302,441)
Account charges		(4,495)	(2,096)
Increase (decrease)		1,032,409	1,259,975
Net increase (decrease)		1,917,107	2,259,498
Net assets, beginning		8,511,811	6,252,313
Net assets, ending		$10,428,918	$8,511,811

Units sold		2,350,943	2,350,949
Units redeemed		(1,650,736)	(1,115,885)
Net increase (decrease)		700,207	1,235,064
Units outstanding, beginning		6,175,538	4,940,474
Units outstanding, ending		6,875,745	6,175,538

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,827,669
Cost of units redeemed/account charges			(5,793,725)
Net investment income (loss)			486,296
Net realized gain (loss)			141,808
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,766,870
Net assets			$10,428,918

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	6,819	$10,340	1.25%	10.0%	12/31/2021	$1.54	0	$0	1.00%	10.3%	12/31/2021	$1.56	57	$89	0.75%	10.6%
12/31/2020	1.38	6,119	8,432	1.25%	8.9%	12/31/2020	1.39	0	0	1.00%	9.2%	12/31/2020	1.41	57	80	0.75%	9.4%
12/31/2019	1.27	4,940	6,252	1.25%	20.5%	12/31/2019	1.28	0	0	1.00%	20.8%	12/31/2019	1.29	0	0	0.75%	21.1%
12/31/2018	1.05	4,585	4,814	1.25%	-15.5%	12/31/2018	1.06	0	0	1.00%	-15.3%	12/31/2018	1.06	0	0	0.75%	-15.1%
12/31/2017	1.24	2,659	3,305	1.25%	24.8%	12/31/2017	1.25	0	0	1.00%	25.1%	12/31/2017	1.25	0	0	0.75%	25.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	0.50%	10.9%	12/31/2021	$1.60	0	$0	0.25%	11.1%	12/31/2021	$1.62	0	$0	0.00%	11.4%
12/31/2020	1.42	0	0	0.50%	9.7%	12/31/2020	1.44	0	0	0.25%	10.0%	12/31/2020	1.45	0	0	0.00%	10.3%
12/31/2019	1.29	0	0	0.50%	21.4%	12/31/2019	1.30	0	0	0.25%	21.7%	12/31/2019	1.31	0	0	0.00%	22.1%
12/31/2018	1.07	0	0	0.50%	-14.9%	12/31/2018	1.07	0	0	0.25%	-14.7%	12/31/2018	1.08	0	0	0.00%	-14.5%
12/31/2017	1.25	0	0	0.50%	25.8%	12/31/2017	1.26	0	0	0.25%	26.1%	12/31/2017	1.26	0	0	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.3%
2020	2.2%
2019	3.3%
2018	3.0%
2017	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,959,092	$1,822,620	47,989
Receivables: investments sold	8,484
Payables: investments purchased	-
Net assets	$1,967,576

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,967,576	1,362,765	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$1,967,576	1,362,765

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$49,267
Mortality & expense charges			(24,009)
Net investment income (loss)			25,258

Gain (loss) on investments:
Net realized gain (loss)			77,012
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(115,385)
Net gain (loss)			(38,373)

Increase (decrease) in net assets from operations			$(13,115)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,258	$13,638
Net realized gain (loss)		77,012	(684)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(115,385)	174,948

Increase (decrease) in net assets from operations		(13,115)	187,902

Contract owner transactions:
Proceeds from units sold		634,666	675,992
Cost of units redeemed		(451,466)	(982,788)
Account charges		(2,896)	(2,717)
Increase (decrease)		180,304	(309,513)
Net increase (decrease)		167,189	(121,611)
Net assets, beginning		1,800,387	1,921,998
Net assets, ending		$1,967,576	$1,800,387

Units sold		428,767	546,340
Units redeemed		(308,069)	(813,334)
Net increase (decrease)		120,698	(266,994)
Units outstanding, beginning		1,242,067	1,509,061
Units outstanding, ending		1,362,765	1,242,067

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,609,688
Cost of units redeemed/account charges			(2,958,513)
Net investment income (loss)			104,761
Net realized gain (loss)			75,168
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			136,472
Net assets			$1,967,576

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	1,363	$1,968	1.25%	-0.4%	12/31/2021	$1.46	0	$0	1.00%	-0.1%	12/31/2021	$1.48	0	$0	0.75%	0.1%
12/31/2020	1.45	1,242	1,800	1.25%	13.8%	12/31/2020	1.46	0	0	1.00%	14.1%	12/31/2020	1.48	0	0	0.75%	14.4%
12/31/2019	1.27	1,509	1,922	1.25%	18.8%	12/31/2019	1.28	0	0	1.00%	19.1%	12/31/2019	1.29	0	0	0.75%	19.4%
12/31/2018	1.07	1,254	1,344	1.25%	-15.6%	12/31/2018	1.08	0	0	1.00%	-15.4%	12/31/2018	1.08	0	0	0.75%	-15.2%
12/31/2017	1.27	673	855	1.25%	29.8%	12/31/2017	1.27	0	0	1.00%	30.1%	12/31/2017	1.28	0	0	0.75%	30.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	0.4%	12/31/2021	$1.52	0	$0	0.25%	0.6%	12/31/2021	$1.54	0	$0	0.00%	0.9%
12/31/2020	1.49	0	0	0.50%	14.7%	12/31/2020	1.51	0	0	0.25%	15.0%	12/31/2020	1.53	0	0	0.00%	15.2%
12/31/2019	1.30	0	0	0.50%	19.7%	12/31/2019	1.31	0	0	0.25%	20.0%	12/31/2019	1.32	0	0	0.00%	20.3%
12/31/2018	1.09	0	0	0.50%	-15.0%	12/31/2018	1.09	0	0	0.25%	-14.8%	12/31/2018	1.10	0	0	0.00%	-14.6%
12/31/2017	1.28	0	0	0.50%	30.7%	12/31/2017	1.28	0	0	0.25%	31.1%	12/31/2017	1.29	0	0	0.00%	31.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	1.8%
2019	3.4%
2018	3.0%
2017	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Energy Fund Admiral Class - 06-FJH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$347,694	$302,760	4,774
Receivables: investments sold	-
Payables: investments purchased	(1,493)
Net assets	$346,201

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$346,201	434,523	$0.80
Band 100	-	-	0.81
Band 75	-	-	0.82
Band 50	-	-	0.83
Band 25	-	-	0.84
Band 0	-	-	0.85
Total	$346,201	434,523

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$12,043
Mortality & expense charges			(3,913)
Net investment income (loss)			8,130

Gain (loss) on investments:
Net realized gain (loss)			24,724
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			33,881
Net gain (loss)			58,605

Increase (decrease) in net assets from operations			$66,735

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,130	$10,931
Net realized gain (loss)		24,724	(79,158)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		33,881	6,126

Increase (decrease) in net assets from operations		66,735	(62,101)

Contract owner transactions:
Proceeds from units sold		161,964	355,188
Cost of units redeemed		(215,617)	(254,226)
Account charges		(132)	(119)
Increase (decrease)		(53,785)	100,843
Net increase (decrease)		12,950	38,742
Net assets, beginning		333,251	294,509
Net assets, ending		$346,201	$333,251

Units sold		220,504	604,811
Units redeemed		(313,869)	(395,793)
Net increase (decrease)		(93,365)	209,018
Units outstanding, beginning		527,888	318,870
Units outstanding, ending		434,523	527,888

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,505,312
Cost of units redeemed/account charges			(1,183,380)
Net investment income (loss)			33,212
Net realized gain (loss)			(53,877)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			44,934
Net assets			$346,201

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.80	435	$346	1.25%	26.2%	12/31/2021	$0.81	0	$0	1.00%	26.5%	12/31/2021	$0.82	0	$0	0.75%	26.8%
12/31/2020	0.63	528	333	1.25%	-31.6%	12/31/2020	0.64	0	0	1.00%	-31.5%	12/31/2020	0.64	0	0	0.75%	-31.3%
12/31/2019	0.92	319	295	1.25%	11.9%	12/31/2019	0.93	0	0	1.00%	12.2%	12/31/2019	0.94	0	0	0.75%	12.4%
12/31/2018	0.83	284	235	1.25%	-18.1%	12/31/2018	0.83	0	0	1.00%	-17.9%	12/31/2018	0.83	0	0	0.75%	-17.7%
12/31/2017	1.01	384	387	1.25%	2.0%	12/31/2017	1.01	0	0	1.00%	2.2%	12/31/2017	1.01	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.83	0	$0	0.50%	27.2%	12/31/2021	$0.84	0	$0	0.25%	27.5%	12/31/2021	$0.85	0	$0	0.00%	27.8%
12/31/2020	0.65	0	0	0.50%	-31.1%	12/31/2020	0.66	0	0	0.25%	-31.0%	12/31/2020	0.66	0	0	0.00%	-30.8%
12/31/2019	0.95	0	0	0.50%	12.7%	12/31/2019	0.95	0	0	0.25%	13.0%	12/31/2019	0.96	0	0	0.00%	13.3%
12/31/2018	0.84	0	0	0.50%	-17.5%	12/31/2018	0.84	0	0	0.25%	-17.3%	12/31/2018	0.85	0	0	0.00%	-17.1%
12/31/2017	1.02	0	0	0.50%	2.7%	12/31/2017	1.02	0	0	0.25%	3.0%	12/31/2017	1.02	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.5%
2020	4.5%
2019	3.6%
2018	1.9%
2017	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Equity Income Fund Admiral Class - 06-FJJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,000,815	$14,832,212	186,804
Receivables: investments sold	226,309
Payables: investments purchased	-
Net assets	$17,227,124

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,227,124	10,056,546	$1.71
Band 100	-	-	1.73
Band 75	-	-	1.76
Band 50	-	-	1.78
Band 25	-	-	1.80
Band 0	-	-	1.82
Total	$17,227,124	10,056,546

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$369,927
Mortality & expense charges			(178,109)
Net investment income (loss)			191,818

Gain (loss) on investments:
Net realized gain (loss)			267,190
Realized gain distributions			829,925
Net change in unrealized appreciation (depreciation)			1,677,370
Net gain (loss)			2,774,485

Increase (decrease) in net assets from operations			$2,966,303

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$191,818	$203,052
Net realized gain (loss)		267,190	(273,160)
Realized gain distributions		829,925	17,772
Net change in unrealized appreciation (depreciation)		1,677,370	5,586

Increase (decrease) in net assets from operations		2,966,303	(46,750)

Contract owner transactions:
Proceeds from units sold		5,627,265	5,538,307
Cost of units redeemed		(2,539,662)	(4,523,984)
Account charges		(24,506)	(21,802)
Increase (decrease)		3,063,097	992,521
Net increase (decrease)		6,029,400	945,771
Net assets, beginning		11,197,724	10,251,953
Net assets, ending		$17,227,124	$11,197,724

Units sold		3,586,144	4,387,841
Units redeemed		(1,640,170)	(3,840,093)
Net increase (decrease)		1,945,974	547,748
Units outstanding, beginning		8,110,572	7,562,824
Units outstanding, ending		10,056,546	8,110,572

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$30,581,868
Cost of units redeemed/account charges			(17,945,570)
Net investment income (loss)			688,543
Net realized gain (loss)			(39,810)
Realized gain distributions			1,773,490
Net change in unrealized appreciation (depreciation)			2,168,603
Net assets			$17,227,124

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	10,057	$17,227	1.25%	24.1%	12/31/2021	$1.73	0	$0	1.00%	24.4%	12/31/2021	$1.76	0	$0	0.75%	24.7%
12/31/2020	1.38	8,111	11,198	1.25%	1.8%	12/31/2020	1.39	0	0	1.00%	2.1%	12/31/2020	1.41	0	0	0.75%	2.4%
12/31/2019	1.36	7,563	10,252	1.25%	23.8%	12/31/2019	1.37	0	0	1.00%	24.1%	12/31/2019	1.38	0	0	0.75%	24.4%
12/31/2018	1.10	9,468	10,368	1.25%	-6.8%	12/31/2018	1.10	0	0	1.00%	-6.6%	12/31/2018	1.11	0	0	0.75%	-6.4%
12/31/2017	1.18	2,084	2,449	1.25%	17.0%	12/31/2017	1.18	0	0	1.00%	17.3%	12/31/2017	1.18	0	0	0.75%	17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	0	$0	0.50%	25.0%	12/31/2021	$1.80	0	$0	0.25%	25.3%	12/31/2021	$1.82	0	$0	0.00%	25.6%
12/31/2020	1.42	0	0	0.50%	2.6%	12/31/2020	1.44	0	0	0.25%	2.9%	12/31/2020	1.45	0	0	0.00%	3.1%
12/31/2019	1.39	0	0	0.50%	24.7%	12/31/2019	1.40	0	0	0.25%	25.0%	12/31/2019	1.41	0	0	0.00%	25.3%
12/31/2018	1.11	0	0	0.50%	-6.1%	12/31/2018	1.12	0	0	0.25%	-5.9%	12/31/2018	1.12	0	0	0.00%	-5.6%
12/31/2017	1.18	0	0	0.50%	17.9%	12/31/2017	1.19	0	0	0.25%	18.2%	12/31/2017	1.19	0	0	0.00%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	3.2%
2019	2.9%
2018	2.7%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Explorer Fund Admiral Class - 06-FJK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,889,762	$12,342,644	118,575
Receivables: investments sold	227,818
Payables: investments purchased	-
Net assets	$14,117,580

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,117,580	6,397,830	$2.21
Band 100	-	-	2.23
Band 75	-	-	2.26
Band 50	-	-	2.29
Band 25	-	-	2.32
Band 0	-	-	2.35
Total	$14,117,580	6,397,830

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$43,175
Mortality & expense charges			(168,557)
Net investment income (loss)			(125,382)

Gain (loss) on investments:
Net realized gain (loss)			937,985
Realized gain distributions			1,873,569
Net change in unrealized appreciation (depreciation)			(862,888)
Net gain (loss)			1,948,666

Increase (decrease) in net assets from operations			$1,823,284

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(125,382)	$(90,248)
Net realized gain (loss)		937,985	318,069
Realized gain distributions		1,873,569	734,217
Net change in unrealized appreciation (depreciation)		(862,888)	2,017,769

Increase (decrease) in net assets from operations		1,823,284	2,979,807

Contract owner transactions:
Proceeds from units sold		3,966,570	3,313,082
Cost of units redeemed		(3,701,958)	(3,236,559)
Account charges		(6,057)	(4,058)
Increase (decrease)		258,555	72,465
Net increase (decrease)		2,081,839	3,052,272
Net assets, beginning		12,035,741	8,983,469
Net assets, ending		$14,117,580	$12,035,741

Units sold		1,880,625	2,268,435
Units redeemed		(1,751,453)	(2,075,362)
Net increase (decrease)		129,172	193,073
Units outstanding, beginning		6,268,658	6,075,585
Units outstanding, ending		6,397,830	6,268,658

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$17,151,274
Cost of units redeemed/account charges			(9,022,827)
Net investment income (loss)			(267,891)
Net realized gain (loss)			1,274,707
Realized gain distributions			3,435,199
Net change in unrealized appreciation (depreciation)			1,547,118
Net assets			$14,117,580

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.21	6,398	$14,118	1.25%	14.9%	12/31/2021	$2.23	0	$0	1.00%	15.2%	12/31/2021	$2.26	0	$0	0.75%	15.5%
12/31/2020	1.92	6,269	12,036	1.25%	29.9%	12/31/2020	1.94	0	0	1.00%	30.2%	12/31/2020	1.96	0	0	0.75%	30.5%
12/31/2019	1.48	6,076	8,983	1.25%	29.8%	12/31/2019	1.49	0	0	1.00%	30.1%	12/31/2019	1.50	0	0	0.75%	30.4%
12/31/2018	1.14	2,740	3,122	1.25%	-3.6%	12/31/2018	1.15	0	0	1.00%	-3.4%	12/31/2018	1.15	0	0	0.75%	-3.1%
12/31/2017	1.18	1,596	1,887	1.25%	21.6%	12/31/2017	1.19	0	0	1.00%	21.9%	12/31/2017	1.19	0	0	0.75%	22.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.29	0	$0	0.50%	15.8%	12/31/2021	$2.32	0	$0	0.25%	16.1%	12/31/2021	$2.35	0	$0	0.00%	16.4%
12/31/2020	1.98	0	0	0.50%	30.8%	12/31/2020	2.00	0	0	0.25%	31.2%	12/31/2020	2.02	0	0	0.00%	31.5%
12/31/2019	1.51	0	0	0.50%	30.7%	12/31/2019	1.52	0	0	0.25%	31.1%	12/31/2019	1.54	0	0	0.00%	31.4%
12/31/2018	1.16	0	0	0.50%	-2.9%	12/31/2018	1.16	0	0	0.25%	-2.6%	12/31/2018	1.17	0	0	0.00%	-2.4%
12/31/2017	1.19	0	0	0.50%	22.5%	12/31/2017	1.19	0	0	0.25%	22.8%	12/31/2017	1.20	0	0	0.00%	23.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.2%
2019	0.5%
2018	0.5%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Extended Market Index Fund Admiral Class - 06-FJM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,768,936	$1,526,170	12,828
Receivables: investments sold	10,310
Payables: investments purchased	-
Net assets	$1,779,246

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,779,246	947,871	$1.88
Band 100	-	-	1.90
Band 75	-	-	1.93
Band 50	-	-	1.95
Band 25	-	-	1.97
Band 0	-	-	2.00
Total	$1,779,246	947,871

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$21,777
Mortality & expense charges			(24,988)
Net investment income (loss)			(3,211)

Gain (loss) on investments:
Net realized gain (loss)			262,540
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(97,260)
Net gain (loss)			165,280

Increase (decrease) in net assets from operations			$162,069

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,211)	$(2,535)
Net realized gain (loss)		262,540	180,583
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(97,260)	198,665

Increase (decrease) in net assets from operations		162,069	376,713

Contract owner transactions:
Proceeds from units sold		1,074,658	1,282,792
Cost of units redeemed		(792,597)	(4,648,327)
Account charges		(1,827)	(3,721)
Increase (decrease)		280,234	(3,369,256)
Net increase (decrease)		442,303	(2,992,543)
Net assets, beginning		1,336,943	4,329,486
Net assets, ending		$1,779,246	$1,336,943

Units sold		586,822	1,011,581
Units redeemed		(429,949)	(3,565,202)
Net increase (decrease)		156,873	(2,553,621)
Units outstanding, beginning		790,998	3,344,619
Units outstanding, ending		947,871	790,998

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,897,076
Cost of units redeemed/account charges			(6,752,330)
Net investment income (loss)			17,226
Net realized gain (loss)			374,508
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			242,766
Net assets			$1,779,246

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.88	948	$1,779	1.25%	11.1%	12/31/2021	$1.90	0	$0	1.00%	11.3%	12/31/2021	$1.93	0	$0	0.75%	11.6%
12/31/2020	1.69	791	1,337	1.25%	30.6%	12/31/2020	1.71	0	0	1.00%	30.9%	12/31/2020	1.72	0	0	0.75%	31.2%
12/31/2019	1.29	3,345	4,329	1.25%	26.4%	12/31/2019	1.30	0	0	1.00%	26.8%	12/31/2019	1.31	0	0	0.75%	27.1%
12/31/2018	1.02	3,405	3,486	1.25%	-10.5%	12/31/2018	1.03	0	0	1.00%	-10.3%	12/31/2018	1.03	0	0	0.75%	-10.0%
12/31/2017	1.14	60	68	1.25%	16.6%	12/31/2017	1.15	0	0	1.00%	16.9%	12/31/2017	1.15	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.95	0	$0	0.50%	11.9%	12/31/2021	$1.97	0	$0	0.25%	12.2%	12/31/2021	$2.00	0	$0	0.00%	12.5%
12/31/2020	1.74	0	0	0.50%	31.6%	12/31/2020	1.76	0	0	0.25%	31.9%	12/31/2020	1.78	0	0	0.00%	32.2%
12/31/2019	1.32	0	0	0.50%	27.4%	12/31/2019	1.33	0	0	0.25%	27.7%	12/31/2019	1.34	0	0	0.00%	28.0%
12/31/2018	1.04	0	0	0.50%	-9.8%	12/31/2018	1.05	0	0	0.25%	-9.6%	12/31/2018	1.05	0	0	0.00%	-9.4%
12/31/2017	1.15	0	0	0.50%	17.5%	12/31/2017	1.16	0	0	0.25%	17.8%	12/31/2017	1.16	0	0	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.3%
2019	1.5%
2018	1.9%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Growth Index Fund Admiral Class - 06-FJN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,716,947	$7,848,806	69,678
Receivables: investments sold	-
Payables: investments purchased	(209,489)
Net assets	$11,507,458

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,507,458	4,071,322	$2.83
Band 100	-	-	2.86
Band 75	-	-	2.90
Band 50	-	-	2.94
Band 25	-	-	2.97
Band 0	-	-	3.01
Total	$11,507,458	4,071,322

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$52,115
Mortality & expense charges			(120,073)
Net investment income (loss)			(67,958)

Gain (loss) on investments:
Net realized gain (loss)			787,623
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,496,376
Net gain (loss)			2,283,999

Increase (decrease) in net assets from operations			$2,216,041

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(67,958)	$(24,553)
Net realized gain (loss)		787,623	522,812
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,496,376	1,436,229

Increase (decrease) in net assets from operations		2,216,041	1,934,488

Contract owner transactions:
Proceeds from units sold		4,663,869	3,321,174
Cost of units redeemed		(2,552,725)	(2,436,203)
Account charges		(11,103)	(5,454)
Increase (decrease)		2,100,041	879,517
Net increase (decrease)		4,316,082	2,814,005
Net assets, beginning		7,191,376	4,377,371
Net assets, ending		$11,507,458	$7,191,376

Units sold		1,954,671	1,824,484
Units redeemed		(1,080,923)	(1,321,610)
Net increase (decrease)		873,748	502,874
Units outstanding, beginning		3,197,574	2,694,700
Units outstanding, ending		4,071,322	3,197,574

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$17,011,257
Cost of units redeemed/account charges			(11,123,808)
Net investment income (loss)			(99,186)
Net realized gain (loss)			1,851,054
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,868,141
Net assets			$11,507,458

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.83	4,071	$11,507	1.25%	25.7%	12/31/2021	$2.86	0	$0	1.00%	26.0%	12/31/2021	$2.90	0	$0	0.75%	26.3%
12/31/2020	2.25	3,198	7,191	1.25%	38.4%	12/31/2020	2.27	0	0	1.00%	38.8%	12/31/2020	2.30	0	0	0.75%	39.1%
12/31/2019	1.62	2,695	4,377	1.25%	35.5%	12/31/2019	1.64	0	0	1.00%	35.9%	12/31/2019	1.65	0	0	0.75%	36.2%
12/31/2018	1.20	2,519	3,019	1.25%	-4.6%	12/31/2018	1.20	0	0	1.00%	-4.3%	12/31/2018	1.21	0	0	0.75%	-4.1%
12/31/2017	1.26	1,425	1,789	1.25%	26.2%	12/31/2017	1.26	0	0	1.00%	26.5%	12/31/2017	1.26	0	0	0.75%	26.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.94	0	$0	0.50%	26.6%	12/31/2021	$2.97	0	$0	0.25%	26.9%	12/31/2021	$3.01	0	$0	0.00%	27.3%
12/31/2020	2.32	0	0	0.50%	39.5%	12/31/2020	2.34	0	0	0.25%	39.8%	12/31/2020	2.37	0	0	0.00%	40.2%
12/31/2019	1.66	0	0	0.50%	36.5%	12/31/2019	1.67	0	0	0.25%	36.9%	12/31/2019	1.69	0	0	0.00%	37.2%
12/31/2018	1.22	0	0	0.50%	-3.8%	12/31/2018	1.22	0	0	0.25%	-3.6%	12/31/2018	1.23	0	0	0.00%	-3.3%
12/31/2017	1.27	0	0	0.50%	27.2%	12/31/2017	1.27	0	0	0.25%	27.5%	12/31/2017	1.27	0	0	0.00%	27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.8%
2019	1.1%
2018	1.4%
2017	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Health Care Fund Admiral Class - 06-FJP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$583,454	$556,316	6,102
Receivables: investments sold	1,370
Payables: investments purchased	-
Net assets	$584,824

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$584,824	318,538	$1.84
Band 100	-	-	1.86
Band 75	-	-	1.88
Band 50	-	-	1.91
Band 25	-	-	1.93
Band 0	-	-	1.96
Total	$584,824	318,538

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,056
Mortality & expense charges			(7,110)
Net investment income (loss)			(2,054)

Gain (loss) on investments:
Net realized gain (loss)			20,622
Realized gain distributions			41,463
Net change in unrealized appreciation (depreciation)			10,401
Net gain (loss)			72,486

Increase (decrease) in net assets from operations			$70,432

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,054)	$(1,685)
Net realized gain (loss)		20,622	5,296
Realized gain distributions		41,463	42,588
Net change in unrealized appreciation (depreciation)		10,401	15,399

Increase (decrease) in net assets from operations		70,432	61,598

Contract owner transactions:
Proceeds from units sold		166,181	380,135
Cost of units redeemed		(292,155)	(477,163)
Account charges		(59)	(135)
Increase (decrease)		(126,033)	(97,163)
Net increase (decrease)		(55,601)	(35,565)
Net assets, beginning		640,425	675,990
Net assets, ending		$584,824	$640,425

Units sold		96,214	243,905
Units redeemed		(171,630)	(312,664)
Net increase (decrease)		(75,416)	(68,759)
Units outstanding, beginning		393,954	462,713
Units outstanding, ending		318,538	393,954

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,281,843
Cost of units redeemed/account charges			(953,645)
Net investment income (loss)			(1,017)
Net realized gain (loss)			20,399
Realized gain distributions			210,106
Net change in unrealized appreciation (depreciation)			27,138
Net assets			$584,824

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.84	319	$585	1.25%	12.9%	12/31/2021	$1.86	0	$0	1.00%	13.2%	12/31/2021	$1.88	0	$0	0.75%	13.5%
12/31/2020	1.63	394	640	1.25%	11.3%	12/31/2020	1.64	0	0	1.00%	11.6%	12/31/2020	1.66	0	0	0.75%	11.8%
12/31/2019	1.46	463	676	1.25%	21.5%	12/31/2019	1.47	0	0	1.00%	21.8%	12/31/2019	1.48	0	0	0.75%	22.1%
12/31/2018	1.20	493	593	1.25%	-0.1%	12/31/2018	1.21	0	0	1.00%	0.2%	12/31/2018	1.22	0	0	0.75%	0.4%
12/31/2017	1.20	433	521	1.25%	18.2%	12/31/2017	1.21	0	0	1.00%	18.5%	12/31/2017	1.21	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.91	0	$0	0.50%	13.8%	12/31/2021	$1.93	0	$0	0.25%	14.1%	12/31/2021	$1.96	0	$0	0.00%	14.4%
12/31/2020	1.68	0	0	0.50%	12.1%	12/31/2020	1.69	0	0	0.25%	12.4%	12/31/2020	1.71	0	0	0.00%	12.7%
12/31/2019	1.49	0	0	0.50%	22.4%	12/31/2019	1.51	0	0	0.25%	22.7%	12/31/2019	1.52	0	0	0.00%	23.0%
12/31/2018	1.22	0	0	0.50%	0.7%	12/31/2018	1.23	0	0	0.25%	1.0%	12/31/2018	1.23	0	0	0.00%	1.2%
12/31/2017	1.21	0	0	0.50%	19.1%	12/31/2017	1.22	0	0	0.25%	19.4%	12/31/2017	1.22	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.9%
2019	1.2%
2018	1.3%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,085,929	$4,005,557	692,883
Receivables: investments sold	36,725
Payables: investments purchased	-
Net assets	$4,122,654

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,327,852	2,670,637	$1.25
Band 100	11,884	9,417	1.26
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	782,918	589,758	1.33
Total	$4,122,654	3,269,812

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$155,977
Mortality & expense charges			(36,252)
Net investment income (loss)			119,725

Gain (loss) on investments:
Net realized gain (loss)			27,886
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(46,256)
Net gain (loss)			(18,370)

Increase (decrease) in net assets from operations			$101,355

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$119,725	$147,609
Net realized gain (loss)		27,886	(22,867)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(46,256)	54,688

Increase (decrease) in net assets from operations		101,355	179,430

Contract owner transactions:
Proceeds from units sold		1,229,035	1,673,739
Cost of units redeemed		(856,929)	(1,795,491)
Account charges		(4,090)	(4,560)
Increase (decrease)		368,016	(126,312)
Net increase (decrease)		469,371	53,118
Net assets, beginning		3,653,283	3,600,165
Net assets, ending		$4,122,654	$3,653,283

Units sold		1,161,647	1,497,345
Units redeemed		(860,755)	(1,571,354)
Net increase (decrease)		300,892	(74,009)
Units outstanding, beginning		2,968,920	3,042,929
Units outstanding, ending		3,269,812	2,968,920

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,267,010
Cost of units redeemed/account charges			(4,789,649)
Net investment income (loss)			582,068
Net realized gain (loss)			(17,147)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			80,372
Net assets			$4,122,654

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	2,671	$3,328	1.25%	2.5%	12/31/2021	$1.26	9	$12	1.00%	2.7%	12/31/2021	$1.28	0	$0	0.75%	3.0%
12/31/2020	1.22	2,293	2,789	1.25%	4.1%	12/31/2020	1.23	0	0	1.00%	4.4%	12/31/2020	1.24	0	0	0.75%	4.6%
12/31/2019	1.17	2,040	2,383	1.25%	14.5%	12/31/2019	1.18	0	0	1.00%	14.8%	12/31/2019	1.19	0	0	0.75%	15.1%
12/31/2018	1.02	1,965	2,005	1.25%	-4.1%	12/31/2018	1.03	0	0	1.00%	-3.8%	12/31/2018	1.03	0	0	0.75%	-3.6%
12/31/2017	1.06	1,659	1,765	1.25%	5.8%	12/31/2017	1.07	0	0	1.00%	6.1%	12/31/2017	1.07	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	3.2%	12/31/2021	$1.31	0	$0	0.25%	3.5%	12/31/2021	$1.33	590	$783	0.00%	3.8%
12/31/2020	1.25	0	0	0.50%	4.9%	12/31/2020	1.27	0	0	0.25%	5.2%	12/31/2020	1.28	676	864	0.00%	5.4%
12/31/2019	1.20	0	0	0.50%	15.4%	12/31/2019	1.20	0	0	0.25%	15.6%	12/31/2019	1.21	1,003	1,217	0.00%	15.9%
12/31/2018	1.04	0	0	0.50%	-3.4%	12/31/2018	1.04	0	0	0.25%	-3.1%	12/31/2018	1.05	871	912	0.00%	-2.9%
12/31/2017	1.07	0	0	0.50%	6.6%	12/31/2017	1.08	0	0	0.25%	6.9%	12/31/2017	1.08	684	738	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.0%
2020	5.0%
2019	5.3%
2018	5.2%
2017	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,554,978	$6,633,641	560,589
Receivables: investments sold	110,425
Payables: investments purchased	-
Net assets	$6,665,403

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,665,403	5,805,251	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$6,665,403	5,805,251

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$102,235
Mortality & expense charges			(68,211)
Net investment income (loss)			34,024

Gain (loss) on investments:
Net realized gain (loss)			16,904
Realized gain distributions			89,703
Net change in unrealized appreciation (depreciation)			(329,403)
Net gain (loss)			(222,796)

Increase (decrease) in net assets from operations			$(188,772)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,024	$41,531
Net realized gain (loss)		16,904	111,205
Realized gain distributions		89,703	35,201
Net change in unrealized appreciation (depreciation)		(329,403)	118,956

Increase (decrease) in net assets from operations		(188,772)	306,893

Contract owner transactions:
Proceeds from units sold		3,854,662	3,526,432
Cost of units redeemed		(2,076,497)	(2,144,820)
Account charges		(5,780)	(4,487)
Increase (decrease)		1,772,385	1,377,125
Net increase (decrease)		1,583,613	1,684,018
Net assets, beginning		5,081,790	3,397,772
Net assets, ending		$6,665,403	$5,081,790

Units sold		4,816,009	3,004,906
Units redeemed		(3,277,849)	(1,832,102)
Net increase (decrease)		1,538,160	1,172,804
Units outstanding, beginning		4,267,091	3,094,287
Units outstanding, ending		5,805,251	4,267,091

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,292,973
Cost of units redeemed/account charges			(5,954,427)
Net investment income (loss)			138,658
Net realized gain (loss)			141,103
Realized gain distributions			125,759
Net change in unrealized appreciation (depreciation)			(78,663)
Net assets			$6,665,403

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.15	5,805	$6,665	1.25%	-3.6%	12/31/2021	$1.16	0	$0	1.00%	-3.3%	12/31/2021	$1.18	0	$0	0.75%	-3.1%
12/31/2020	1.19	4,267	5,082	1.25%	8.5%	12/31/2020	1.20	0	0	1.00%	8.7%	12/31/2020	1.22	0	0	0.75%	9.0%
12/31/2019	1.10	3,094	3,398	1.25%	8.8%	12/31/2019	1.11	0	0	1.00%	9.1%	12/31/2019	1.12	0	0	0.75%	9.4%
12/31/2018	1.01	1,935	1,953	1.25%	-1.4%	12/31/2018	1.01	0	0	1.00%	-1.2%	12/31/2018	1.02	0	0	0.75%	-0.9%
12/31/2017	1.02	882	903	1.25%	2.5%	12/31/2017	1.03	0	0	1.00%	2.8%	12/31/2017	1.03	0	0	0.75%	3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	0	$0	0.50%	-2.9%	12/31/2021	$1.21	0	$0	0.25%	-2.6%	12/31/2021	$1.22	0	$0	0.00%	-2.4%
12/31/2020	1.23	0	0	0.50%	9.3%	12/31/2020	1.24	0	0	0.25%	9.5%	12/31/2020	1.25	0	0	0.00%	9.8%
12/31/2019	1.12	0	0	0.50%	9.6%	12/31/2019	1.13	0	0	0.25%	9.9%	12/31/2019	1.14	0	0	0.00%	10.2%
12/31/2018	1.02	0	0	0.50%	-0.7%	12/31/2018	1.03	0	0	0.25%	-0.4%	12/31/2018	1.04	0	0	0.00%	-0.2%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.6%	12/31/2017	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	2.2%
2019	2.7%
2018	2.3%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$602,948	$603,091	61,197
Receivables: investments sold	5,967
Payables: investments purchased	-
Net assets	$608,915

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$608,915	518,138	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$608,915	518,138

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,756
Mortality & expense charges			(5,841)
Net investment income (loss)			4,915

Gain (loss) on investments:
Net realized gain (loss)			2,204
Realized gain distributions			8,690
Net change in unrealized appreciation (depreciation)			(25,083)
Net gain (loss)			(14,189)

Increase (decrease) in net assets from operations			$(9,274)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,915	$4,816
Net realized gain (loss)		2,204	1,716
Realized gain distributions		8,690	13,223
Net change in unrealized appreciation (depreciation)		(25,083)	10,318

Increase (decrease) in net assets from operations		(9,274)	30,073

Contract owner transactions:
Proceeds from units sold		242,198	130,244
Cost of units redeemed		(69,684)	(21,713)
Account charges		(314)	(210)
Increase (decrease)		172,200	108,321
Net increase (decrease)		162,926	138,394
Net assets, beginning		445,989	307,595
Net assets, ending		$608,915	$445,989

Units sold		207,242	110,793
Units redeemed		(59,562)	(19,002)
Net increase (decrease)		147,680	91,791
Units outstanding, beginning		370,458	278,667
Units outstanding, ending		518,138	370,458

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$898,408
Cost of units redeemed/account charges			(338,648)
Net investment income (loss)			22,110
Net realized gain (loss)			5,110
Realized gain distributions			22,078
Net change in unrealized appreciation (depreciation)			(143)
Net assets			$608,915

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.18	518	$609	1.25%	-2.4%	12/31/2021	$1.19	0	$0	1.00%	-2.1%	12/31/2021	$1.21	0	$0	0.75%	-1.9%
12/31/2020	1.20	370	446	1.25%	9.1%	12/31/2020	1.22	0	0	1.00%	9.3%	12/31/2020	1.23	0	0	0.75%	9.6%
12/31/2019	1.10	279	308	1.25%	9.1%	12/31/2019	1.11	0	0	1.00%	9.4%	12/31/2019	1.12	0	0	0.75%	9.7%
12/31/2018	1.01	340	344	1.25%	-1.7%	12/31/2018	1.02	0	0	1.00%	-1.5%	12/31/2018	1.02	0	0	0.75%	-1.2%
12/31/2017	1.03	231	237	1.25%	3.0%	12/31/2017	1.03	0	0	1.00%	3.2%	12/31/2017	1.03	0	0	0.75%	3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	0.50%	-1.6%	12/31/2021	$1.24	0	$0	0.25%	-1.4%	12/31/2021	$1.25	0	$0	0.00%	-1.2%
12/31/2020	1.24	0	0	0.50%	9.9%	12/31/2020	1.25	0	0	0.25%	10.2%	12/31/2020	1.27	0	0	0.00%	10.4%
12/31/2019	1.13	0	0	0.50%	10.0%	12/31/2019	1.14	0	0	0.25%	10.2%	12/31/2019	1.15	0	0	0.00%	10.5%
12/31/2018	1.03	0	0	0.50%	-1.0%	12/31/2018	1.03	0	0	0.25%	-0.7%	12/31/2018	1.04	0	0	0.00%	-0.5%
12/31/2017	1.04	0	0	0.50%	3.7%	12/31/2017	1.04	0	0	0.25%	4.0%	12/31/2017	1.04	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	2.5%
2019	3.3%
2018	2.8%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,682,166	$1,758,336	149,545
Receivables: investments sold	9,197
Payables: investments purchased	-
Net assets	$1,691,363

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,691,363	1,557,363	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$1,691,363	1,557,363

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16,774
Mortality & expense charges			(20,956)
Net investment income (loss)			(4,182)

Gain (loss) on investments:
Net realized gain (loss)			(34,833)
Realized gain distributions			2,968
Net change in unrealized appreciation (depreciation)			(26,548)
Net gain (loss)			(58,413)

Increase (decrease) in net assets from operations			$(62,595)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,182)	$960
Net realized gain (loss)		(34,833)	220,084
Realized gain distributions		2,968	72,767
Net change in unrealized appreciation (depreciation)		(26,548)	(96,892)

Increase (decrease) in net assets from operations		(62,595)	196,919

Contract owner transactions:
Proceeds from units sold		516,054	2,046,904
Cost of units redeemed		(802,766)	(2,788,489)
Account charges		(4,097)	(6,550)
Increase (decrease)		(290,809)	(748,135)
Net increase (decrease)		(353,404)	(551,216)
Net assets, beginning		2,044,767	2,595,983
Net assets, ending		$1,691,363	$2,044,767

Units sold		472,812	1,835,334
Units redeemed		(734,019)	(2,486,692)
Net increase (decrease)		(261,207)	(651,358)
Units outstanding, beginning		1,818,570	2,469,928
Units outstanding, ending		1,557,363	1,818,570

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,323,124
Cost of units redeemed/account charges			(4,826,627)
Net investment income (loss)			16,870
Net realized gain (loss)			178,431
Realized gain distributions			75,735
Net change in unrealized appreciation (depreciation)			(76,170)
Net assets			$1,691,363

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	1,557	$1,691	1.25%	-3.4%	12/31/2021	$1.10	0	$0	1.00%	-3.2%	12/31/2021	$1.11	0	$0	0.75%	-2.9%
12/31/2020	1.12	1,819	2,045	1.25%	7.0%	12/31/2020	1.14	0	0	1.00%	7.2%	12/31/2020	1.15	0	0	0.75%	7.5%
12/31/2019	1.05	2,470	2,596	1.25%	5.1%	12/31/2019	1.06	0	0	1.00%	5.3%	12/31/2019	1.07	0	0	0.75%	5.6%
12/31/2018	1.00	1,064	1,064	1.25%	-0.2%	12/31/2018	1.01	0	0	1.00%	0.1%	12/31/2018	1.01	0	0	0.75%	0.4%
12/31/2017	1.00	138	138	1.25%	0.4%	12/31/2017	1.00	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.13	0	$0	0.50%	-2.7%	12/31/2021	$1.14	0	$0	0.25%	-2.4%	12/31/2021	$1.16	0	$0	0.00%	-2.2%
12/31/2020	1.16	0	0	0.50%	7.8%	12/31/2020	1.17	0	0	0.25%	8.1%	12/31/2020	1.18	0	0	0.00%	8.3%
12/31/2019	1.08	0	0	0.50%	5.9%	12/31/2019	1.08	0	0	0.25%	6.1%	12/31/2019	1.09	0	0	0.00%	6.4%
12/31/2018	1.02	0	0	0.50%	0.6%	12/31/2018	1.02	0	0	0.25%	0.9%	12/31/2018	1.03	0	0	0.00%	1.1%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.4%	12/31/2017	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	1.6%
2019	1.6%
2018	1.9%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,487,028	$4,315,948	194,697
Receivables: investments sold	4,650
Payables: investments purchased	-
Net assets	$4,491,678

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,491,678	3,251,162	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$4,491,678	3,251,162

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$84,223
Mortality & expense charges			(52,975)
Net investment income (loss)			31,248

Gain (loss) on investments:
Net realized gain (loss)			25,276
Realized gain distributions			95,750
Net change in unrealized appreciation (depreciation)			45,095
Net gain (loss)			166,121

Increase (decrease) in net assets from operations			$197,369

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,248	$16,182
Net realized gain (loss)		25,276	17,690
Realized gain distributions		95,750	60,278
Net change in unrealized appreciation (depreciation)		45,095	103,035

Increase (decrease) in net assets from operations		197,369	197,185

Contract owner transactions:
Proceeds from units sold		943,293	6,652,080
Cost of units redeemed		(615,529)	(3,486,216)
Account charges		(1,682)	(4,100)
Increase (decrease)		326,082	3,161,764
Net increase (decrease)		523,451	3,358,949
Net assets, beginning		3,968,227	609,278
Net assets, ending		$4,491,678	$3,968,227

Units sold		701,351	8,718,014
Units redeemed		(458,402)	(6,218,452)
Net increase (decrease)		242,949	2,499,562
Units outstanding, beginning		3,008,213	508,651
Units outstanding, ending		3,251,162	3,008,213

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,042,333
Cost of units redeemed/account charges			(6,950,638)
Net investment income (loss)			66,339
Net realized gain (loss)			2,002
Realized gain distributions			160,562
Net change in unrealized appreciation (depreciation)			171,080
Net assets			$4,491,678

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	3,251	$4,492	1.25%	4.7%	12/31/2021	$1.40	0	$0	1.00%	5.0%	12/31/2021	$1.42	0	$0	0.75%	5.3%
12/31/2020	1.32	3,008	3,968	1.25%	10.1%	12/31/2020	1.33	0	0	1.00%	10.4%	12/31/2020	1.35	0	0	0.75%	10.7%
12/31/2019	1.20	509	609	1.25%	14.2%	12/31/2019	1.21	0	0	1.00%	14.5%	12/31/2019	1.22	0	0	0.75%	14.8%
12/31/2018	1.05	335	351	1.25%	-4.2%	12/31/2018	1.05	0	0	1.00%	-3.9%	12/31/2018	1.06	0	0	0.75%	-3.7%
12/31/2017	1.09	150	165	1.25%	9.6%	12/31/2017	1.10	0	0	1.00%	9.9%	12/31/2017	1.10	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	0	$0	0.50%	5.5%	12/31/2021	$1.45	0	$0	0.25%	5.8%	12/31/2021	$1.47	0	$0	0.00%	6.0%
12/31/2020	1.36	0	0	0.50%	11.0%	12/31/2020	1.37	0	0	0.25%	11.2%	12/31/2020	1.39	0	0	0.00%	11.5%
12/31/2019	1.23	0	0	0.50%	15.1%	12/31/2019	1.24	0	0	0.25%	15.4%	12/31/2019	1.24	0	0	0.00%	15.7%
12/31/2018	1.06	0	0	0.50%	-3.4%	12/31/2018	1.07	0	0	0.25%	-3.2%	12/31/2018	1.08	0	0	0.00%	-3.0%
12/31/2017	1.10	0	0	0.50%	10.4%	12/31/2017	1.11	0	0	0.25%	10.7%	12/31/2017	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	1.5%
2019	2.9%
2018	7.8%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,461,826	$10,615,600	280,688
Receivables: investments sold	9,150
Payables: investments purchased	-
Net assets	$12,470,976

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,470,976	7,393,691	$1.69
Band 100	-	-	1.71
Band 75	-	-	1.73
Band 50	-	-	1.75
Band 25	-	-	1.77
Band 0	-	-	1.80
Total	$12,470,976	7,393,691

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$236,207
Mortality & expense charges			(163,080)
Net investment income (loss)			73,127

Gain (loss) on investments:
Net realized gain (loss)			543,201
Realized gain distributions			203,021
Net change in unrealized appreciation (depreciation)			780,126
Net gain (loss)			1,526,348

Increase (decrease) in net assets from operations			$1,599,475

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73,127	$85,896
Net realized gain (loss)		543,201	2,961
Realized gain distributions		203,021	222,740
Net change in unrealized appreciation (depreciation)		780,126	914,770

Increase (decrease) in net assets from operations		1,599,475	1,226,367

Contract owner transactions:
Proceeds from units sold		1,765,673	16,465,199
Cost of units redeemed		(3,198,541)	(8,476,178)
Account charges		(6,569)	(9,620)
Increase (decrease)		(1,439,437)	7,979,401
Net increase (decrease)		160,038	9,205,768
Net assets, beginning		12,310,938	3,105,170
Net assets, ending		$12,470,976	$12,310,938

Units sold		1,109,146	16,192,422
Units redeemed		(1,958,069)	(10,320,302)
Net increase (decrease)		(848,923)	5,872,120
Units outstanding, beginning		8,242,614	2,370,494
Units outstanding, ending		7,393,691	8,242,614

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$23,022,647
Cost of units redeemed/account charges			(13,609,835)
Net investment income (loss)			209,987
Net realized gain (loss)			555,512
Realized gain distributions			446,439
Net change in unrealized appreciation (depreciation)			1,846,226
Net assets			$12,470,976

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.69	7,394	$12,471	1.25%	12.9%	12/31/2021	$1.71	0	$0	1.00%	13.2%	12/31/2021	$1.73	0	$0	0.75%	13.5%
12/31/2020	1.49	8,243	12,311	1.25%	14.0%	12/31/2020	1.51	0	0	1.00%	14.3%	12/31/2020	1.52	0	0	0.75%	14.6%
12/31/2019	1.31	2,370	3,105	1.25%	21.6%	12/31/2019	1.32	0	0	1.00%	21.9%	12/31/2019	1.33	0	0	0.75%	22.2%
12/31/2018	1.08	1,064	1,147	1.25%	-8.1%	12/31/2018	1.08	0	0	1.00%	-7.8%	12/31/2018	1.09	0	0	0.75%	-7.6%
12/31/2017	1.17	340	398	1.25%	17.7%	12/31/2017	1.17	0	0	1.00%	18.0%	12/31/2017	1.18	0	0	0.75%	18.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	0	$0	0.50%	13.8%	12/31/2021	$1.77	0	$0	0.25%	14.1%	12/31/2021	$1.80	0	$0	0.00%	14.4%
12/31/2020	1.54	0	0	0.50%	14.9%	12/31/2020	1.56	0	0	0.25%	15.2%	12/31/2020	1.57	0	0	0.00%	15.5%
12/31/2019	1.34	0	0	0.50%	22.5%	12/31/2019	1.35	0	0	0.25%	22.8%	12/31/2019	1.36	0	0	0.00%	23.1%
12/31/2018	1.09	0	0	0.50%	-7.4%	12/31/2018	1.10	0	0	0.25%	-7.1%	12/31/2018	1.11	0	0	0.00%	-6.9%
12/31/2017	1.18	0	0	0.50%	18.6%	12/31/2017	1.18	0	0	0.25%	18.9%	12/31/2017	1.19	0	0	0.00%	19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.9%
2019	2.6%
2018	2.7%
2017	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Income Fund Investor Class - 06-FKC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$646,397	$644,216	38,133
Receivables: investments sold	347
Payables: investments purchased	-
Net assets	$646,744

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$646,744	521,710	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$646,744	521,710

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$12,751
Mortality & expense charges			(7,715)
Net investment income (loss)			5,036

Gain (loss) on investments:
Net realized gain (loss)			633
Realized gain distributions			11,753
Net change in unrealized appreciation (depreciation)			(13,311)
Net gain (loss)			(925)

Increase (decrease) in net assets from operations			$4,111

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,036	$1,718
Net realized gain (loss)		633	264
Realized gain distributions		11,753	2,549
Net change in unrealized appreciation (depreciation)		(13,311)	15,191

Increase (decrease) in net assets from operations		4,111	19,722

Contract owner transactions:
Proceeds from units sold		52,792	1,139,398
Cost of units redeemed		(8,389)	(569,905)
Account charges		(217)	(183)
Increase (decrease)		44,186	569,310
Net increase (decrease)		48,297	589,032
Net assets, beginning		598,447	9,415
Net assets, ending		$646,744	$598,447

Units sold		42,812	1,084,646
Units redeemed		(7,033)	(606,954)
Net increase (decrease)		35,779	477,692
Units outstanding, beginning		485,931	8,239
Units outstanding, ending		521,710	485,931

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,207,414
Cost of units redeemed/account charges			(585,138)
Net investment income (loss)			7,033
Net realized gain (loss)			897
Realized gain distributions			14,357
Net change in unrealized appreciation (depreciation)			2,181
Net assets			$646,744

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	522	$647	1.25%	0.7%	12/31/2021	$1.26	0	$0	1.00%	0.9%	12/31/2021	$1.27	0	$0	0.75%	1.2%
12/31/2020	1.23	486	598	1.25%	7.8%	12/31/2020	1.24	0	0	1.00%	8.0%	12/31/2020	1.26	0	0	0.75%	8.3%
12/31/2019	1.14	8	9	1.25%	10.7%	12/31/2019	1.15	0	0	1.00%	10.9%	12/31/2019	1.16	0	0	0.75%	11.2%
12/31/2018	1.03	6	6	1.25%	-2.3%	12/31/2018	1.04	0	0	1.00%	-2.0%	12/31/2018	1.04	0	0	0.75%	-1.8%
12/31/2017	1.06	6	6	1.25%	5.7%	12/31/2017	1.06	0	0	1.00%	5.9%	12/31/2017	1.06	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	1.4%	12/31/2021	$1.30	0	$0	0.25%	1.7%	12/31/2021	$1.32	0	$0	0.00%	1.9%
12/31/2020	1.27	0	0	0.50%	8.6%	12/31/2020	1.28	0	0	0.25%	8.9%	12/31/2020	1.30	0	0	0.00%	9.1%
12/31/2019	1.17	0	0	0.50%	11.5%	12/31/2019	1.18	0	0	0.25%	11.8%	12/31/2019	1.19	0	0	0.00%	12.0%
12/31/2018	1.05	0	0	0.50%	-1.5%	12/31/2018	1.05	0	0	0.25%	-1.3%	12/31/2018	1.06	0	0	0.00%	-1.1%
12/31/2017	1.07	0	0	0.50%	6.5%	12/31/2017	1.07	0	0	0.25%	6.7%	12/31/2017	1.07	0	0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	1.0%
2019	3.0%
2018	2.7%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,002,595	$14,218,250	477,980
Receivables: investments sold	28,876
Payables: investments purchased	-
Net assets	$16,031,471

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,031,471	10,486,948	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$16,031,471	10,486,948

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$289,415
Mortality & expense charges			(184,375)
Net investment income (loss)			105,040

Gain (loss) on investments:
Net realized gain (loss)			163,584
Realized gain distributions			302,186
Net change in unrealized appreciation (depreciation)			638,903
Net gain (loss)			1,104,673

Increase (decrease) in net assets from operations			$1,209,713

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$105,040	$81,925
Net realized gain (loss)		163,584	76,471
Realized gain distributions		302,186	228,019
Net change in unrealized appreciation (depreciation)		638,903	856,606

Increase (decrease) in net assets from operations		1,209,713	1,243,021

Contract owner transactions:
Proceeds from units sold		3,139,645	12,336,256
Cost of units redeemed		(1,697,855)	(6,863,304)
Account charges		(21,053)	(21,930)
Increase (decrease)		1,420,737	5,451,022
Net increase (decrease)		2,630,450	6,694,043
Net assets, beginning		13,401,021	6,706,978
Net assets, ending		$16,031,471	$13,401,021

Units sold		2,225,560	11,173,326
Units redeemed		(1,268,498)	(6,994,139)
Net increase (decrease)		957,062	4,179,187
Units outstanding, beginning		9,529,886	5,350,699
Units outstanding, ending		10,486,948	9,529,886

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$25,650,517
Cost of units redeemed/account charges			(12,581,172)
Net investment income (loss)			334,485
Net realized gain (loss)			245,566
Realized gain distributions			597,730
Net change in unrealized appreciation (depreciation)			1,784,345
Net assets			$16,031,471

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	10,487	$16,031	1.25%	8.7%	12/31/2021	$1.55	0	$0	1.00%	9.0%	12/31/2021	$1.57	0	$0	0.75%	9.3%
12/31/2020	1.41	9,530	13,401	1.25%	12.2%	12/31/2020	1.42	0	0	1.00%	12.5%	12/31/2020	1.44	0	0	0.75%	12.7%
12/31/2019	1.25	5,351	6,707	1.25%	17.9%	12/31/2019	1.26	0	0	1.00%	18.2%	12/31/2019	1.27	0	0	0.75%	18.5%
12/31/2018	1.06	3,910	4,158	1.25%	-6.1%	12/31/2018	1.07	0	0	1.00%	-5.9%	12/31/2018	1.07	0	0	0.75%	-5.6%
12/31/2017	1.13	1,396	1,581	1.25%	13.6%	12/31/2017	1.14	0	0	1.00%	13.9%	12/31/2017	1.14	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	0	$0	0.50%	9.5%	12/31/2021	$1.61	0	$0	0.25%	9.8%	12/31/2021	$1.63	0	$0	0.00%	10.1%
12/31/2020	1.45	0	0	0.50%	13.0%	12/31/2020	1.46	0	0	0.25%	13.3%	12/31/2020	1.48	0	0	0.00%	13.6%
12/31/2019	1.28	0	0	0.50%	18.8%	12/31/2019	1.29	0	0	0.25%	19.1%	12/31/2019	1.30	0	0	0.00%	19.4%
12/31/2018	1.08	0	0	0.50%	-5.4%	12/31/2018	1.09	0	0	0.25%	-5.1%	12/31/2018	1.09	0	0	0.00%	-4.9%
12/31/2017	1.14	0	0	0.50%	14.5%	12/31/2017	1.14	0	0	0.25%	14.8%	12/31/2017	1.15	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	1.8%
2019	2.7%
2018	2.8%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Materials Index Fund Admiral Class - 06-FKG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,090	$58,568	699
Receivables: investments sold	86
Payables: investments purchased	-
Net assets	$70,176

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,176	40,356	$1.74
Band 100	-	-	1.76
Band 75	-	-	1.78
Band 50	-	-	1.81
Band 25	-	-	1.83
Band 0	-	-	1.85
Total	$70,176	40,356

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$836
Mortality & expense charges			(598)
Net investment income (loss)			238

Gain (loss) on investments:
Net realized gain (loss)			1,211
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,578
Net gain (loss)			8,789

Increase (decrease) in net assets from operations			$9,027

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$238	$111
Net realized gain (loss)		1,211	1,105
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,578	3,442

Increase (decrease) in net assets from operations		9,027	4,658

Contract owner transactions:
Proceeds from units sold		42,295	15,358
Cost of units redeemed		(4,621)	(6,156)
Account charges		(11)	(16)
Increase (decrease)		37,663	9,186
Net increase (decrease)		46,690	13,844
Net assets, beginning		23,486	9,642
Net assets, ending		$70,176	$23,486

Units sold		26,350	13,307
Units redeemed		(2,974)	(4,550)
Net increase (decrease)		23,376	8,757
Units outstanding, beginning		16,980	8,223
Units outstanding, ending		40,356	16,980

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$77,743
Cost of units redeemed/account charges			(21,616)
Net investment income (loss)			443
Net realized gain (loss)			2,084
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,522
Net assets			$70,176

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	40	$70	1.25%	25.7%	12/31/2021	$1.76	0	$0	1.00%	26.0%	12/31/2021	$1.78	0	$0	0.75%	26.4%
12/31/2020	1.38	17	23	1.25%	18.0%	12/31/2020	1.40	0	0	1.00%	18.3%	12/31/2020	1.41	0	0	0.75%	18.5%
12/31/2019	1.17	8	10	1.25%	22.0%	12/31/2019	1.18	0	0	1.00%	22.4%	12/31/2019	1.19	0	0	0.75%	22.7%
12/31/2018	0.96	4	4	1.25%	-18.4%	12/31/2018	0.97	0	0	1.00%	-18.2%	12/31/2018	0.97	0	0	0.75%	-18.0%
12/31/2017	1.18	6	7	1.25%	22.1%	12/31/2017	1.18	0	0	1.00%	22.5%	12/31/2017	1.18	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.81	0	$0	0.50%	26.7%	12/31/2021	$1.83	0	$0	0.25%	27.0%	12/31/2021	$1.85	0	$0	0.00%	27.3%
12/31/2020	1.43	0	0	0.50%	18.8%	12/31/2020	1.44	0	0	0.25%	19.1%	12/31/2020	1.46	0	0	0.00%	19.4%
12/31/2019	1.20	0	0	0.50%	23.0%	12/31/2019	1.21	0	0	0.25%	23.3%	12/31/2019	1.22	0	0	0.00%	23.6%
12/31/2018	0.98	0	0	0.50%	-17.8%	12/31/2018	0.98	0	0	0.25%	-17.6%	12/31/2018	0.99	0	0	0.00%	-17.4%
12/31/2017	1.19	0	0	0.50%	23.1%	12/31/2017	1.19	0	0	0.25%	23.4%	12/31/2017	1.19	0	0	0.00%	23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	1.8%
2019	2.1%
2018	2.4%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,197,522	$3,324,707	121,574
Receivables: investments sold	83,760
Payables: investments purchased	-
Net assets	$3,281,282

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,281,282	1,565,160	$2.10
Band 100	-	-	2.12
Band 75	-	-	2.15
Band 50	-	-	2.18
Band 25	-	-	2.21
Band 0	-	-	2.23
Total	$3,281,282	1,565,160

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$406
Mortality & expense charges			(44,223)
Net investment income (loss)			(43,817)

Gain (loss) on investments:
Net realized gain (loss)			634,814
Realized gain distributions			822,629
Net change in unrealized appreciation (depreciation)			(1,041,574)
Net gain (loss)			415,869

Increase (decrease) in net assets from operations			$372,052

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(43,817)	$(70,185)
Net realized gain (loss)		634,814	513,795
Realized gain distributions		822,629	278,947
Net change in unrealized appreciation (depreciation)		(1,041,574)	867,030

Increase (decrease) in net assets from operations		372,052	1,589,587

Contract owner transactions:
Proceeds from units sold		720,435	1,504,739
Cost of units redeemed		(2,660,363)	(5,235,969)
Account charges		(2,790)	(6,251)
Increase (decrease)		(1,942,718)	(3,737,481)
Net increase (decrease)		(1,570,666)	(2,147,894)
Net assets, beginning		4,851,948	6,999,842
Net assets, ending		$3,281,282	$4,851,948

Units sold		362,930	1,019,404
Units redeemed		(1,306,675)	(3,279,531)
Net increase (decrease)		(943,745)	(2,260,127)
Units outstanding, beginning		2,508,905	4,769,032
Units outstanding, ending		1,565,160	2,508,905

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$18,467,537
Cost of units redeemed/account charges			(18,851,185)
Net investment income (loss)			(263,327)
Net realized gain (loss)			1,232,497
Realized gain distributions			2,822,945
Net change in unrealized appreciation (depreciation)			(127,185)
Net assets			$3,281,282

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.10	1,565	$3,281	1.25%	8.4%	12/31/2021	$2.12	0	$0	1.00%	8.7%	12/31/2021	$2.15	0	$0	0.75%	8.9%
12/31/2020	1.93	2,509	4,852	1.25%	31.8%	12/31/2020	1.95	0	0	1.00%	32.1%	12/31/2020	1.97	0	0	0.75%	32.4%
12/31/2019	1.47	4,769	7,000	1.25%	30.4%	12/31/2019	1.48	0	0	1.00%	30.8%	12/31/2019	1.49	0	0	0.75%	31.1%
12/31/2018	1.13	6,503	7,318	1.25%	-4.5%	12/31/2018	1.13	0	0	1.00%	-4.3%	12/31/2018	1.14	0	0	0.75%	-4.0%
12/31/2017	1.18	5,290	6,234	1.25%	20.5%	12/31/2017	1.18	0	0	1.00%	20.8%	12/31/2017	1.18	0	0	0.75%	21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.18	0	$0	0.50%	9.2%	12/31/2021	$2.21	0	$0	0.25%	9.5%	12/31/2021	$2.23	0	$0	0.00%	9.8%
12/31/2020	1.99	0	0	0.50%	32.7%	12/31/2020	2.01	0	0	0.25%	33.1%	12/31/2020	2.03	0	0	0.00%	33.4%
12/31/2019	1.50	0	0	0.50%	31.4%	12/31/2019	1.51	0	0	0.25%	31.7%	12/31/2019	1.53	0	0	0.00%	32.1%
12/31/2018	1.14	0	0	0.50%	-3.8%	12/31/2018	1.15	0	0	0.25%	-3.5%	12/31/2018	1.15	0	0	0.00%	-3.3%
12/31/2017	1.19	0	0	0.50%	21.4%	12/31/2017	1.19	0	0	0.25%	21.7%	12/31/2017	1.19	0	0	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.1%
2019	0.2%
2018	0.4%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,707,967	$38,593,901	179,146
Receivables: investments sold	-
Payables: investments purchased	(194,334)
Net assets	$56,513,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,981,124	25,539,561	$1.92
Band 100	-	-	1.94
Band 75	-	-	1.97
Band 50	-	-	1.99
Band 25	-	-	2.02
Band 0	7,532,509	3,686,811	2.04
Total	$56,513,633	29,226,372

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$640,555
Mortality & expense charges			(587,834)
Net investment income (loss)			52,721

Gain (loss) on investments:
Net realized gain (loss)			5,190,151
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,023,665
Net gain (loss)			11,213,816

Increase (decrease) in net assets from operations			$11,266,537

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$52,721	$279,495
Net realized gain (loss)		5,190,151	788,159
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,023,665	7,270,681

Increase (decrease) in net assets from operations		11,266,537	8,338,335

Contract owner transactions:
Proceeds from units sold		13,387,725	17,396,461
Cost of units redeemed		(19,145,880)	(13,623,256)
Account charges		(63,360)	(69,599)
Increase (decrease)		(5,821,515)	3,703,606
Net increase (decrease)		5,445,022	12,041,941
Net assets, beginning		51,068,611	39,026,670
Net assets, ending		$56,513,633	$51,068,611

Units sold		9,107,862	15,175,392
Units redeemed		(12,405,152)	(11,683,478)
Net increase (decrease)		(3,297,290)	3,491,914
Units outstanding, beginning		32,523,662	29,031,748
Units outstanding, ending		29,226,372	32,523,662

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$78,989,696
Cost of units redeemed/account charges			(47,737,313)
Net investment income (loss)			779,859
Net realized gain (loss)			6,367,325
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,114,066
Net assets			$56,513,633

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.92	25,540	$48,981	1.25%	23.0%	12/31/2021	$1.94	0	$0	1.00%	23.3%	12/31/2021	$1.97	0	$0	0.75%	23.6%
12/31/2020	1.56	28,313	44,159	1.25%	16.8%	12/31/2020	1.58	0	0	1.00%	17.1%	12/31/2020	1.59	0	0	0.75%	17.4%
12/31/2019	1.34	24,235	32,370	1.25%	29.4%	12/31/2019	1.35	0	0	1.00%	29.7%	12/31/2019	1.36	0	0	0.75%	30.1%
12/31/2018	1.03	14,522	14,989	1.25%	-10.4%	12/31/2018	1.04	0	0	1.00%	-10.1%	12/31/2018	1.04	0	0	0.75%	-9.9%
12/31/2017	1.15	6,292	7,245	1.25%	17.8%	12/31/2017	1.15	0	0	1.00%	18.1%	12/31/2017	1.16	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.99	0	$0	0.50%	23.9%	12/31/2021	$2.02	0	$0	0.25%	24.2%	12/31/2021	$2.04	3,687	$7,533	0.00%	24.5%
12/31/2020	1.61	0	0	0.50%	17.7%	12/31/2020	1.62	0	0	0.25%	17.9%	12/31/2020	1.64	4,211	6,909	0.00%	18.2%
12/31/2019	1.37	0	0	0.50%	30.4%	12/31/2019	1.38	0	0	0.25%	30.7%	12/31/2019	1.39	4,797	6,657	0.00%	31.0%
12/31/2018	1.05	0	0	0.50%	-9.7%	12/31/2018	1.05	0	0	0.25%	-9.5%	12/31/2018	1.06	4,948	5,240	0.00%	-9.2%
12/31/2017	1.16	0	0	0.50%	18.7%	12/31/2017	1.16	0	0	0.25%	19.0%	12/31/2017	1.17	5,386	6,285	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.6%
2019	1.7%
2018	1.8%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard REIT Index Fund Admiral Class - 06-FKK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,594,837	$4,411,426	33,797
Receivables: investments sold	-
Payables: investments purchased	(42,990)
Net assets	$5,551,847

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,551,847	3,435,375	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$5,551,847	3,435,375

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$128,155
Mortality & expense charges			(52,818)
Net investment income (loss)			75,337

Gain (loss) on investments:
Net realized gain (loss)			50,676
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,251,033
Net gain (loss)			1,301,709

Increase (decrease) in net assets from operations			$1,377,046

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$75,337	$94,780
Net realized gain (loss)		50,676	(24,925)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,251,033	(349,278)

Increase (decrease) in net assets from operations		1,377,046	(279,423)

Contract owner transactions:
Proceeds from units sold		1,485,743	1,226,753
Cost of units redeemed		(720,409)	(1,860,842)
Account charges		(4,521)	(2,803)
Increase (decrease)		760,813	(636,892)
Net increase (decrease)		2,137,859	(916,315)
Net assets, beginning		3,413,988	4,330,303
Net assets, ending		$5,551,847	$3,413,988

Units sold		1,060,204	1,063,570
Units redeemed		(553,928)	(1,632,745)
Net increase (decrease)		506,276	(569,175)
Units outstanding, beginning		2,929,099	3,498,274
Units outstanding, ending		3,435,375	2,929,099

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,542,677
Cost of units redeemed/account charges			(4,535,808)
Net investment income (loss)			302,150
Net realized gain (loss)			59,417
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,183,411
Net assets			$5,551,847

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.62	3,435	$5,552	1.25%	38.7%	12/31/2021	$1.64	0	$0	1.00%	39.0%	12/31/2021	$1.66	0	$0	0.75%	39.3%
12/31/2020	1.17	2,929	3,414	1.25%	-5.8%	12/31/2020	1.18	0	0	1.00%	-5.6%	12/31/2020	1.19	0	0	0.75%	-5.4%
12/31/2019	1.24	3,498	4,330	1.25%	27.3%	12/31/2019	1.25	0	0	1.00%	27.7%	12/31/2019	1.26	0	0	0.75%	28.0%
12/31/2018	0.97	1,715	1,667	1.25%	-7.1%	12/31/2018	0.98	0	0	1.00%	-6.9%	12/31/2018	0.98	0	0	0.75%	-6.7%
12/31/2017	1.05	912	955	1.25%	3.6%	12/31/2017	1.05	0	0	1.00%	3.9%	12/31/2017	1.05	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.68	0	$0	0.50%	39.7%	12/31/2021	$1.70	0	$0	0.25%	40.0%	12/31/2021	$1.72	0	$0	0.00%	40.4%
12/31/2020	1.20	0	0	0.50%	-5.1%	12/31/2020	1.21	0	0	0.25%	-4.9%	12/31/2020	1.23	0	0	0.00%	-4.7%
12/31/2019	1.27	0	0	0.50%	28.3%	12/31/2019	1.28	0	0	0.25%	28.6%	12/31/2019	1.29	0	0	0.00%	28.9%
12/31/2018	0.99	0	0	0.50%	-6.4%	12/31/2018	0.99	0	0	0.25%	-6.2%	12/31/2018	1.00	0	0	0.00%	-5.9%
12/31/2017	1.06	0	0	0.50%	4.4%	12/31/2017	1.06	0	0	0.25%	4.7%	12/31/2017	1.06	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.9%
2020	3.6%
2019	3.5%
2018	4.2%
2017	5.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Selected Value Fund Investor Class - 06-FKM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,684,593	$2,460,112	85,543
Receivables: investments sold	-
Payables: investments purchased	(62,677)
Net assets	$2,621,916

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,459,963	1,589,489	$1.55
Band 100	-	-	1.57
Band 75	161,953	102,028	1.59
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.65
Total	$2,621,916	1,691,517

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$31,735
Mortality & expense charges			(37,835)
Net investment income (loss)			(6,100)

Gain (loss) on investments:
Net realized gain (loss)			374,402
Realized gain distributions			160,825
Net change in unrealized appreciation (depreciation)			161,287
Net gain (loss)			696,514

Increase (decrease) in net assets from operations			$690,414

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,100)	$(5,183)
Net realized gain (loss)		374,402	(423,528)
Realized gain distributions		160,825	279,012
Net change in unrealized appreciation (depreciation)		161,287	178,833

Increase (decrease) in net assets from operations		690,414	29,134

Contract owner transactions:
Proceeds from units sold		1,251,724	1,181,480
Cost of units redeemed		(2,782,118)	(3,229,143)
Account charges		(3,555)	(3,812)
Increase (decrease)		(1,533,949)	(2,051,475)
Net increase (decrease)		(843,535)	(2,022,341)
Net assets, beginning		3,465,451	5,487,792
Net assets, ending		$2,621,916	$3,465,451

Units sold		851,260	1,219,513
Units redeemed		(1,982,845)	(3,070,045)
Net increase (decrease)		(1,131,585)	(1,850,532)
Units outstanding, beginning		2,823,102	4,673,634
Units outstanding, ending		1,691,517	2,823,102

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,755,578
Cost of units redeemed/account charges			(12,267,872)
Net investment income (loss)			81,470
Net realized gain (loss)			(562,363)
Realized gain distributions			1,390,622
Net change in unrealized appreciation (depreciation)			224,481
Net assets			$2,621,916

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	1,589	$2,460	1.25%	26.2%	12/31/2021	$1.57	0	$0	1.00%	26.5%	12/31/2021	$1.59	102	$162	0.75%	26.8%
12/31/2020	1.23	2,727	3,345	1.25%	4.5%	12/31/2020	1.24	0	0	1.00%	4.8%	12/31/2020	1.25	96	120	0.75%	5.1%
12/31/2019	1.17	4,492	5,271	1.25%	27.9%	12/31/2019	1.18	0	0	1.00%	28.2%	12/31/2019	1.19	182	216	0.75%	28.6%
12/31/2018	0.92	6,142	5,634	1.25%	-20.7%	12/31/2018	0.92	0	0	1.00%	-20.5%	12/31/2018	0.93	168	156	0.75%	-20.3%
12/31/2017	1.16	1,970	2,280	1.25%	18.0%	12/31/2017	1.16	0	0	1.00%	18.3%	12/31/2017	1.16	0	0	0.75%	18.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	0	$0	0.50%	27.1%	12/31/2021	$1.63	0	$0	0.25%	27.4%	12/31/2021	$1.65	0	$0	0.00%	27.8%
12/31/2020	1.26	0	0	0.50%	5.3%	12/31/2020	1.28	0	0	0.25%	5.6%	12/31/2020	1.29	0	0	0.00%	5.8%
12/31/2019	1.20	0	0	0.50%	28.9%	12/31/2019	1.21	0	0	0.25%	29.2%	12/31/2019	1.22	0	0	0.00%	29.5%
12/31/2018	0.93	0	0	0.50%	-20.1%	12/31/2018	0.94	0	0	0.25%	-19.9%	12/31/2018	0.94	0	0	0.00%	-19.7%
12/31/2017	1.17	0	0	0.50%	18.9%	12/31/2017	1.17	0	0	0.25%	19.2%	12/31/2017	1.17	0	0	0.00%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.0%
2019	1.6%
2018	2.7%
2017	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,786,300	$3,049,011	49,829
Receivables: investments sold	41,068
Payables: investments purchased	-
Net assets	$3,827,368

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,818,248	2,537,295	$1.50
Band 100	9,120	5,984	1.52
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$3,827,368	2,543,279

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$57,729
Mortality & expense charges			(36,748)
Net investment income (loss)			20,981

Gain (loss) on investments:
Net realized gain (loss)			152,026
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			421,602
Net gain (loss)			573,628

Increase (decrease) in net assets from operations			$594,609

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,981	$16,213
Net realized gain (loss)		152,026	(70,056)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		421,602	188,114

Increase (decrease) in net assets from operations		594,609	134,271

Contract owner transactions:
Proceeds from units sold		1,857,532	656,141
Cost of units redeemed		(1,009,815)	(980,580)
Account charges		(2,384)	(3,196)
Increase (decrease)		845,333	(327,635)
Net increase (decrease)		1,439,942	(193,364)
Net assets, beginning		2,387,426	2,580,790
Net assets, ending		$3,827,368	$2,387,426

Units sold		1,299,511	764,118
Units redeemed		(763,178)	(1,024,988)
Net increase (decrease)		536,333	(260,870)
Units outstanding, beginning		2,006,946	2,267,816
Units outstanding, ending		2,543,279	2,006,946

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,995,378
Cost of units redeemed/account charges			(5,147,084)
Net investment income (loss)			77,842
Net realized gain (loss)			163,943
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			737,289
Net assets			$3,827,368

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	2,537	$3,818	1.25%	26.5%	12/31/2021	$1.52	6	$9	1.00%	26.8%	12/31/2021	$1.54	0	$0	0.75%	27.1%
12/31/2020	1.19	2,006	2,386	1.25%	4.5%	12/31/2020	1.20	1	1	1.00%	4.8%	12/31/2020	1.21	0	0	0.75%	5.1%
12/31/2019	1.14	2,268	2,581	1.25%	21.2%	12/31/2019	1.15	0	0	1.00%	21.5%	12/31/2019	1.16	0	0	0.75%	21.8%
12/31/2018	0.94	2,084	1,956	1.25%	-13.3%	12/31/2018	0.94	0	0	1.00%	-13.1%	12/31/2018	0.95	0	0	0.75%	-12.9%
12/31/2017	1.08	561	607	1.25%	10.4%	12/31/2017	1.09	0	0	1.00%	10.7%	12/31/2017	1.09	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	0	$0	0.50%	27.5%	12/31/2021	$1.58	0	$0	0.25%	27.8%	12/31/2021	$1.60	0	$0	0.00%	28.1%
12/31/2020	1.23	0	0	0.50%	5.3%	12/31/2020	1.24	0	0	0.25%	5.6%	12/31/2020	1.25	0	0	0.00%	5.8%
12/31/2019	1.16	0	0	0.50%	22.2%	12/31/2019	1.17	0	0	0.25%	22.5%	12/31/2019	1.18	0	0	0.00%	22.8%
12/31/2018	0.95	0	0	0.50%	-12.7%	12/31/2018	0.96	0	0	0.25%	-12.4%	12/31/2018	0.96	0	0	0.00%	-12.2%
12/31/2017	1.09	0	0	0.50%	11.2%	12/31/2017	1.09	0	0	0.25%	11.5%	12/31/2017	1.10	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.8%
2019	2.3%
2018	2.1%
2017	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,654,098	$6,402,528	98,208
Receivables: investments sold	69,514
Payables: investments purchased	-
Net assets	$9,723,612

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,715,900	4,875,159	$1.99
Band 100	7,712	3,821	2.02
Band 75	-	-	2.04
Band 50	-	-	2.07
Band 25	-	-	2.10
Band 0	-	-	2.12
Total	$9,723,612	4,878,980

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$38,911
Mortality & expense charges			(140,422)
Net investment income (loss)			(101,511)

Gain (loss) on investments:
Net realized gain (loss)			1,442,246
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(779,605)
Net gain (loss)			662,641

Increase (decrease) in net assets from operations			$561,130

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(101,511)	$(68,553)
Net realized gain (loss)		1,442,246	682,370
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(779,605)	2,277,837

Increase (decrease) in net assets from operations		561,130	2,891,654

Contract owner transactions:
Proceeds from units sold		1,949,577	1,735,336
Cost of units redeemed		(3,798,278)	(3,985,719)
Account charges		(4,629)	(4,421)
Increase (decrease)		(1,853,330)	(2,254,804)
Net increase (decrease)		(1,292,200)	636,850
Net assets, beginning		11,015,812	10,378,962
Net assets, ending		$9,723,612	$11,015,812

Units sold		967,913	1,267,415
Units redeemed		(1,858,775)	(2,760,769)
Net increase (decrease)		(890,862)	(1,493,354)
Units outstanding, beginning		5,769,842	7,263,196
Units outstanding, ending		4,878,980	5,769,842

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$20,473,963
Cost of units redeemed/account charges			(16,331,515)
Net investment income (loss)			(279,353)
Net realized gain (loss)			2,608,947
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,251,570
Net assets			$9,723,612

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.99	4,875	$9,716	1.25%	4.4%	12/31/2021	$2.02	4	$8	1.00%	4.6%	12/31/2021	$2.04	0	$0	0.75%	4.9%
12/31/2020	1.91	5,770	11,016	1.25%	33.6%	12/31/2020	1.93	0	0	1.00%	33.9%	12/31/2020	1.95	0	0	0.75%	34.3%
12/31/2019	1.43	7,263	10,379	1.25%	31.1%	12/31/2019	1.44	0	0	1.00%	31.4%	12/31/2019	1.45	0	0	0.75%	31.8%
12/31/2018	1.09	7,760	8,457	1.25%	-6.9%	12/31/2018	1.10	0	0	1.00%	-6.6%	12/31/2018	1.10	0	0	0.75%	-6.4%
12/31/2017	1.17	5,404	6,325	1.25%	20.4%	12/31/2017	1.17	0	0	1.00%	20.7%	12/31/2017	1.18	0	0	0.75%	21.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.07	0	$0	0.50%	5.2%	12/31/2021	$2.10	0	$0	0.25%	5.4%	12/31/2021	$2.12	0	$0	0.00%	5.7%
12/31/2020	1.97	0	0	0.50%	34.6%	12/31/2020	1.99	0	0	0.25%	34.9%	12/31/2020	2.01	0	0	0.00%	35.3%
12/31/2019	1.46	0	0	0.50%	32.1%	12/31/2019	1.47	0	0	0.25%	32.4%	12/31/2019	1.48	0	0	0.00%	32.8%
12/31/2018	1.11	0	0	0.50%	-6.2%	12/31/2018	1.11	0	0	0.25%	-5.9%	12/31/2018	1.12	0	0	0.00%	-5.7%
12/31/2017	1.18	0	0	0.50%	21.3%	12/31/2017	1.18	0	0	0.25%	21.6%	12/31/2017	1.19	0	0	0.00%	21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.5%
2019	0.6%
2018	0.8%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Small-Cap Index Fund Admiral Class - 06-FKR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,577,494	$27,648,514	337,979
Receivables: investments sold	49,330
Payables: investments purchased	-
Net assets	$36,626,824

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,090,169	19,729,922	$1.73
Band 100	-	-	1.75
Band 75	-	-	1.77
Band 50	-	-	1.79
Band 25	-	-	1.82
Band 0	2,536,655	1,378,097	1.84
Total	$36,626,824	21,108,019

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$440,294
Mortality & expense charges			(399,320)
Net investment income (loss)			40,974

Gain (loss) on investments:
Net realized gain (loss)			1,767,653
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,919,287
Net gain (loss)			4,686,940

Increase (decrease) in net assets from operations			$4,727,914

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,974	$64,447
Net realized gain (loss)		1,767,653	103,768
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,919,287	4,121,975

Increase (decrease) in net assets from operations		4,727,914	4,290,190

Contract owner transactions:
Proceeds from units sold		12,727,106	9,913,642
Cost of units redeemed		(8,087,806)	(9,771,125)
Account charges		(40,231)	(25,777)
Increase (decrease)		4,599,069	116,740
Net increase (decrease)		9,326,983	4,406,930
Net assets, beginning		27,299,841	22,892,911
Net assets, ending		$36,626,824	$27,299,841

Units sold		8,083,433	9,248,692
Units redeemed		(5,286,007)	(9,006,982)
Net increase (decrease)		2,797,426	241,710
Units outstanding, beginning		18,310,593	18,068,883
Units outstanding, ending		21,108,019	18,310,593

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$56,907,073
Cost of units redeemed/account charges			(31,564,990)
Net investment income (loss)			275,034
Net realized gain (loss)			2,080,727
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,928,980
Net assets			$36,626,824

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.73	19,730	$34,090	1.25%	16.3%	12/31/2021	$1.75	0	$0	1.00%	16.6%	12/31/2021	$1.77	0	$0	0.75%	16.9%
12/31/2020	1.49	17,157	25,496	1.25%	17.6%	12/31/2020	1.50	0	0	1.00%	17.9%	12/31/2020	1.52	0	0	0.75%	18.2%
12/31/2019	1.26	16,741	21,150	1.25%	25.8%	12/31/2019	1.27	0	0	1.00%	26.1%	12/31/2019	1.28	0	0	0.75%	26.4%
12/31/2018	1.00	12,801	12,857	1.25%	-10.4%	12/31/2018	1.01	0	0	1.00%	-10.2%	12/31/2018	1.01	0	0	0.75%	-10.0%
12/31/2017	1.12	4,710	5,282	1.25%	14.8%	12/31/2017	1.12	0	0	1.00%	15.1%	12/31/2017	1.13	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.79	0	$0	0.50%	17.1%	12/31/2021	$1.82	0	$0	0.25%	17.4%	12/31/2021	$1.84	1,378	$2,537	0.00%	17.7%
12/31/2020	1.53	0	0	0.50%	18.5%	12/31/2020	1.55	0	0	0.25%	18.8%	12/31/2020	1.56	1,154	1,804	0.00%	19.1%
12/31/2019	1.29	0	0	0.50%	26.7%	12/31/2019	1.30	0	0	0.25%	27.0%	12/31/2019	1.31	1,328	1,743	0.00%	27.4%
12/31/2018	1.02	0	0	0.50%	-9.8%	12/31/2018	1.03	0	0	0.25%	-9.5%	12/31/2018	1.03	1,225	1,263	0.00%	-9.3%
12/31/2017	1.13	0	0	0.50%	15.7%	12/31/2017	1.13	0	0	0.25%	15.9%	12/31/2017	1.14	1,239	1,408	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.3%
2019	1.6%
2018	1.7%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2015 Fund Investor Class - 06-FKV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,338,840	$1,431,298	91,671
Receivables: investments sold	477
Payables: investments purchased	-
Net assets	$1,339,317

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,339,317	985,884	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$1,339,317	985,884

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$30,165
Mortality & expense charges			(19,867)
Net investment income (loss)			10,298

Gain (loss) on investments:
Net realized gain (loss)			44,322
Realized gain distributions			132,640
Net change in unrealized appreciation (depreciation)			(126,106)
Net gain (loss)			50,856

Increase (decrease) in net assets from operations			$61,154

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,298	$7,102
Net realized gain (loss)		44,322	261
Realized gain distributions		132,640	88,707
Net change in unrealized appreciation (depreciation)		(126,106)	54,143

Increase (decrease) in net assets from operations		61,154	150,213

Contract owner transactions:
Proceeds from units sold		616,744	630,113
Cost of units redeemed		(1,276,786)	(612,985)
Account charges		(3,333)	(3,914)
Increase (decrease)		(663,375)	13,214
Net increase (decrease)		(602,221)	163,427
Net assets, beginning		1,941,538	1,778,111
Net assets, ending		$1,339,317	$1,941,538

Units sold		493,136	512,658
Units redeemed		(1,000,249)	(509,334)
Net increase (decrease)		(507,113)	3,324
Units outstanding, beginning		1,492,997	1,489,673
Units outstanding, ending		985,884	1,492,997

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,343,912
Cost of units redeemed/account charges			(2,362,771)
Net investment income (loss)			72,102
Net realized gain (loss)			42,066
Realized gain distributions			336,466
Net change in unrealized appreciation (depreciation)			(92,458)
Net assets			$1,339,317

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	986	$1,339	1.25%	4.5%	12/31/2021	$1.38	0	$0	1.00%	4.7%	12/31/2021	$1.39	0	$0	0.75%	5.0%
12/31/2020	1.30	1,493	1,942	1.25%	8.9%	12/31/2020	1.31	0	0	1.00%	9.2%	12/31/2020	1.33	0	0	0.75%	9.5%
12/31/2019	1.19	1,490	1,778	1.25%	13.4%	12/31/2019	1.20	0	0	1.00%	13.7%	12/31/2019	1.21	0	0	0.75%	14.0%
12/31/2018	1.05	1,262	1,329	1.25%	-4.2%	12/31/2018	1.06	0	0	1.00%	-3.9%	12/31/2018	1.06	0	0	0.75%	-3.7%
12/31/2017	1.10	514	565	1.25%	10.1%	12/31/2017	1.10	0	0	1.00%	10.4%	12/31/2017	1.10	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	5.3%	12/31/2021	$1.43	0	$0	0.25%	5.5%	12/31/2021	$1.45	0	$0	0.00%	5.8%
12/31/2020	1.34	0	0	0.50%	9.8%	12/31/2020	1.35	0	0	0.25%	10.0%	12/31/2020	1.37	0	0	0.00%	10.3%
12/31/2019	1.22	0	0	0.50%	14.2%	12/31/2019	1.23	0	0	0.25%	14.5%	12/31/2019	1.24	0	0	0.00%	14.8%
12/31/2018	1.07	0	0	0.50%	-3.5%	12/31/2018	1.07	0	0	0.25%	-3.2%	12/31/2018	1.08	0	0	0.00%	-3.0%
12/31/2017	1.11	0	0	0.50%	11.0%	12/31/2017	1.11	0	0	0.25%	11.2%	12/31/2017	1.11	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	1.6%
2019	2.7%
2018	3.5%
2017	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,082,504	$8,683,056	260,592
Receivables: investments sold	1,073
Payables: investments purchased	-
Net assets	$8,083,577

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,083,577	5,541,612	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$8,083,577	5,541,612

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$171,509
Mortality & expense charges			(126,657)
Net investment income (loss)			44,852

Gain (loss) on investments:
Net realized gain (loss)			737,223
Realized gain distributions			1,148,775
Net change in unrealized appreciation (depreciation)			(1,279,395)
Net gain (loss)			606,603

Increase (decrease) in net assets from operations			$651,455

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$44,852	$58,504
Net realized gain (loss)		737,223	87,483
Realized gain distributions		1,148,775	512,736
Net change in unrealized appreciation (depreciation)		(1,279,395)	405,557

Increase (decrease) in net assets from operations		651,455	1,064,280

Contract owner transactions:
Proceeds from units sold		3,125,447	5,415,471
Cost of units redeemed		(7,376,999)	(2,713,450)
Account charges		(14,914)	(13,235)
Increase (decrease)		(4,266,466)	2,688,786
Net increase (decrease)		(3,615,011)	3,753,066
Net assets, beginning		11,698,588	7,945,522
Net assets, ending		$8,083,577	$11,698,588

Units sold		2,313,754	4,331,106
Units redeemed		(5,339,059)	(2,202,262)
Net increase (decrease)		(3,025,305)	2,128,844
Units outstanding, beginning		8,566,917	6,438,073
Units outstanding, ending		5,541,612	8,566,917

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$21,120,863
Cost of units redeemed/account charges			(15,513,320)
Net investment income (loss)			315,616
Net realized gain (loss)			893,522
Realized gain distributions			1,867,448
Net change in unrealized appreciation (depreciation)			(600,552)
Net assets			$8,083,577

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	5,542	$8,084	1.25%	6.8%	12/31/2021	$1.48	0	$0	1.00%	7.1%	12/31/2021	$1.50	0	$0	0.75%	7.4%
12/31/2020	1.37	8,567	11,699	1.25%	10.6%	12/31/2020	1.38	0	0	1.00%	10.9%	12/31/2020	1.39	0	0	0.75%	11.2%
12/31/2019	1.23	6,438	7,946	1.25%	16.2%	12/31/2019	1.24	0	0	1.00%	16.5%	12/31/2019	1.25	0	0	0.75%	16.8%
12/31/2018	1.06	4,456	4,734	1.25%	-5.4%	12/31/2018	1.07	0	0	1.00%	-5.2%	12/31/2018	1.07	0	0	0.75%	-5.0%
12/31/2017	1.12	2,002	2,250	1.25%	12.7%	12/31/2017	1.13	0	0	1.00%	12.9%	12/31/2017	1.13	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.52	0	$0	0.50%	7.6%	12/31/2021	$1.53	0	$0	0.25%	7.9%	12/31/2021	$1.55	0	$0	0.00%	8.2%
12/31/2020	1.41	0	0	0.50%	11.5%	12/31/2020	1.42	0	0	0.25%	11.8%	12/31/2020	1.44	0	0	0.00%	12.0%
12/31/2019	1.26	0	0	0.50%	17.0%	12/31/2019	1.27	0	0	0.25%	17.3%	12/31/2019	1.28	0	0	0.00%	17.6%
12/31/2018	1.08	0	0	0.50%	-4.7%	12/31/2018	1.08	0	0	0.25%	-4.5%	12/31/2018	1.09	0	0	0.00%	-4.2%
12/31/2017	1.13	0	0	0.50%	13.5%	12/31/2017	1.14	0	0	0.25%	13.8%	12/31/2017	1.14	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	1.8%
2019	2.9%
2018	3.4%
2017	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,516,818	$14,107,334	714,063
Receivables: investments sold	7,226
Payables: investments purchased	-
Net assets	$14,524,044

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,524,044	9,478,003	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$14,524,044	9,478,003

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$269,784
Mortality & expense charges			(180,650)
Net investment income (loss)			89,134

Gain (loss) on investments:
Net realized gain (loss)			610,164
Realized gain distributions			1,761,083
Net change in unrealized appreciation (depreciation)			(1,291,289)
Net gain (loss)			1,079,958

Increase (decrease) in net assets from operations			$1,169,092

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$89,134	$82,354
Net realized gain (loss)		610,164	185,266
Realized gain distributions		1,761,083	403,721
Net change in unrealized appreciation (depreciation)		(1,291,289)	1,047,675

Increase (decrease) in net assets from operations		1,169,092	1,719,016

Contract owner transactions:
Proceeds from units sold		1,916,869	6,510,260
Cost of units redeemed		(4,172,184)	(3,760,331)
Account charges		(20,573)	(21,693)
Increase (decrease)		(2,275,888)	2,728,236
Net increase (decrease)		(1,106,796)	4,447,252
Net assets, beginning		15,630,840	11,183,588
Net assets, ending		$14,524,044	$15,630,840

Units sold		1,375,023	5,245,649
Units redeemed		(2,957,753)	(3,039,577)
Net increase (decrease)		(1,582,730)	2,206,072
Units outstanding, beginning		11,060,733	8,854,661
Units outstanding, ending		9,478,003	11,060,733

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$23,185,993
Cost of units redeemed/account charges			(12,704,238)
Net investment income (loss)			481,678
Net realized gain (loss)			906,599
Realized gain distributions			2,244,528
Net change in unrealized appreciation (depreciation)			409,484
Net assets			$14,524,044

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.53	9,478	$14,524	1.25%	8.4%	12/31/2021	$1.55	0	$0	1.00%	8.7%	12/31/2021	$1.57	0	$0	0.75%	9.0%
12/31/2020	1.41	11,061	15,631	1.25%	11.9%	12/31/2020	1.43	0	0	1.00%	12.2%	12/31/2020	1.44	0	0	0.75%	12.4%
12/31/2019	1.26	8,855	11,184	1.25%	18.1%	12/31/2019	1.27	0	0	1.00%	18.4%	12/31/2019	1.28	0	0	0.75%	18.7%
12/31/2018	1.07	6,536	6,987	1.25%	-6.3%	12/31/2018	1.07	0	0	1.00%	-6.1%	12/31/2018	1.08	0	0	0.75%	-5.9%
12/31/2017	1.14	3,503	3,998	1.25%	14.5%	12/31/2017	1.14	0	0	1.00%	14.8%	12/31/2017	1.15	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	0	$0	0.50%	9.3%	12/31/2021	$1.61	0	$0	0.25%	9.5%	12/31/2021	$1.63	0	$0	0.00%	9.8%
12/31/2020	1.46	0	0	0.50%	12.7%	12/31/2020	1.47	0	0	0.25%	13.0%	12/31/2020	1.49	0	0	0.00%	13.3%
12/31/2019	1.29	0	0	0.50%	19.0%	12/31/2019	1.30	0	0	0.25%	19.3%	12/31/2019	1.31	0	0	0.00%	19.6%
12/31/2018	1.09	0	0	0.50%	-5.6%	12/31/2018	1.09	0	0	0.25%	-5.4%	12/31/2018	1.10	0	0	0.00%	-5.2%
12/31/2017	1.15	0	0	0.50%	15.4%	12/31/2017	1.15	0	0	0.25%	15.7%	12/31/2017	1.16	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	1.8%
2019	2.8%
2018	3.1%
2017	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,135,561	$18,357,258	498,317
Receivables: investments sold	9,782
Payables: investments purchased	-
Net assets	$19,145,343

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,145,343	12,021,876	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.68
Band 0	-	-	1.70
Total	$19,145,343	12,021,876

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$347,870
Mortality & expense charges			(229,073)
Net investment income (loss)			118,797

Gain (loss) on investments:
Net realized gain (loss)			659,395
Realized gain distributions			2,506,977
Net change in unrealized appreciation (depreciation)			(1,580,851)
Net gain (loss)			1,585,521

Increase (decrease) in net assets from operations			$1,704,318

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$118,797	$100,675
Net realized gain (loss)		659,395	72,842
Realized gain distributions		2,506,977	157,450
Net change in unrealized appreciation (depreciation)		(1,580,851)	1,447,410

Increase (decrease) in net assets from operations		1,704,318	1,778,377

Contract owner transactions:
Proceeds from units sold		3,813,781	5,476,793
Cost of units redeemed		(3,701,106)	(3,165,854)
Account charges		(22,931)	(17,570)
Increase (decrease)		89,744	2,293,369
Net increase (decrease)		1,794,062	4,071,746
Net assets, beginning		17,351,281	13,279,535
Net assets, ending		$19,145,343	$17,351,281

Units sold		2,602,013	4,229,485
Units redeemed		(2,564,431)	(2,580,674)
Net increase (decrease)		37,582	1,648,811
Units outstanding, beginning		11,984,294	10,335,483
Units outstanding, ending		12,021,876	11,984,294

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$29,515,119
Cost of units redeemed/account charges			(15,293,233)
Net investment income (loss)			574,245
Net realized gain (loss)			885,768
Realized gain distributions			2,685,141
Net change in unrealized appreciation (depreciation)			778,303
Net assets			$19,145,343

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	12,022	$19,145	1.25%	10.0%	12/31/2021	$1.61	0	$0	1.00%	10.3%	12/31/2021	$1.63	0	$0	0.75%	10.5%
12/31/2020	1.45	11,984	17,351	1.25%	12.7%	12/31/2020	1.46	0	0	1.00%	13.0%	12/31/2020	1.48	0	0	0.75%	13.2%
12/31/2019	1.28	10,335	13,280	1.25%	19.6%	12/31/2019	1.29	0	0	1.00%	19.9%	12/31/2019	1.30	0	0	0.75%	20.2%
12/31/2018	1.07	8,091	8,694	1.25%	-7.0%	12/31/2018	1.08	0	0	1.00%	-6.8%	12/31/2018	1.09	0	0	0.75%	-6.6%
12/31/2017	1.16	2,675	3,092	1.25%	16.1%	12/31/2017	1.16	0	0	1.00%	16.4%	12/31/2017	1.16	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	0	$0	0.50%	10.8%	12/31/2021	$1.68	0	$0	0.25%	11.1%	12/31/2021	$1.70	0	$0	0.00%	11.4%
12/31/2020	1.49	0	0	0.50%	13.5%	12/31/2020	1.51	0	0	0.25%	13.8%	12/31/2020	1.52	0	0	0.00%	14.1%
12/31/2019	1.31	0	0	0.50%	20.5%	12/31/2019	1.32	0	0	0.25%	20.8%	12/31/2019	1.33	0	0	0.00%	21.1%
12/31/2018	1.09	0	0	0.50%	-6.3%	12/31/2018	1.10	0	0	0.25%	-6.1%	12/31/2018	1.10	0	0	0.00%	-5.9%
12/31/2017	1.17	0	0	0.50%	16.9%	12/31/2017	1.17	0	0	0.25%	17.2%	12/31/2017	1.17	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.8%
2019	2.8%
2018	3.6%
2017	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,984,070	$12,586,048	545,081
Receivables: investments sold	10,665
Payables: investments purchased	-
Net assets	$12,994,735

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,994,735	7,868,711	$1.65
Band 100	-	-	1.67
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.74
Band 0	-	-	1.76
Total	$12,994,735	7,868,711

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$254,433
Mortality & expense charges			(157,438)
Net investment income (loss)			96,995

Gain (loss) on investments:
Net realized gain (loss)			833,422
Realized gain distributions			1,863,369
Net change in unrealized appreciation (depreciation)			(1,438,647)
Net gain (loss)			1,258,144

Increase (decrease) in net assets from operations			$1,355,139

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$96,995	$86,674
Net realized gain (loss)		833,422	68,898
Realized gain distributions		1,863,369	111,633
Net change in unrealized appreciation (depreciation)		(1,438,647)	1,280,881

Increase (decrease) in net assets from operations		1,355,139	1,548,086

Contract owner transactions:
Proceeds from units sold		3,130,853	6,292,589
Cost of units redeemed		(4,549,831)	(2,386,352)
Account charges		(19,072)	(17,225)
Increase (decrease)		(1,438,050)	3,889,012
Net increase (decrease)		(82,911)	5,437,098
Net assets, beginning		13,077,646	7,640,548
Net assets, ending		$12,994,735	$13,077,646

Units sold		2,080,558	4,861,097
Units redeemed		(3,046,160)	(1,878,045)
Net increase (decrease)		(965,602)	2,983,052
Units outstanding, beginning		8,834,313	5,851,261
Units outstanding, ending		7,868,711	8,834,313

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$18,709,876
Cost of units redeemed/account charges			(9,474,352)
Net investment income (loss)			387,905
Net realized gain (loss)			984,284
Realized gain distributions			1,989,000
Net change in unrealized appreciation (depreciation)			398,022
Net assets			$12,994,735

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	7,869	$12,995	1.25%	11.6%	12/31/2021	$1.67	0	$0	1.00%	11.8%	12/31/2021	$1.69	0	$0	0.75%	12.1%
12/31/2020	1.48	8,834	13,078	1.25%	13.4%	12/31/2020	1.50	0	0	1.00%	13.6%	12/31/2020	1.51	0	0	0.75%	13.9%
12/31/2019	1.31	5,851	7,641	1.25%	20.9%	12/31/2019	1.32	0	0	1.00%	21.2%	12/31/2019	1.33	0	0	0.75%	21.5%
12/31/2018	1.08	4,387	4,737	1.25%	-7.7%	12/31/2018	1.09	0	0	1.00%	-7.5%	12/31/2018	1.09	0	0	0.75%	-7.3%
12/31/2017	1.17	2,011	2,354	1.25%	17.6%	12/31/2017	1.17	0	0	1.00%	17.9%	12/31/2017	1.18	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.72	0	$0	0.50%	12.4%	12/31/2021	$1.74	0	$0	0.25%	12.7%	12/31/2021	$1.76	0	$0	0.00%	13.0%
12/31/2020	1.53	0	0	0.50%	14.2%	12/31/2020	1.54	0	0	0.25%	14.5%	12/31/2020	1.56	0	0	0.00%	14.8%
12/31/2019	1.34	0	0	0.50%	21.8%	12/31/2019	1.35	0	0	0.25%	22.1%	12/31/2019	1.36	0	0	0.00%	22.4%
12/31/2018	1.10	0	0	0.50%	-7.0%	12/31/2018	1.10	0	0	0.25%	-6.8%	12/31/2018	1.11	0	0	0.00%	-6.6%
12/31/2017	1.18	0	0	0.50%	18.5%	12/31/2017	1.18	0	0	0.25%	18.8%	12/31/2017	1.19	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	2.0%
2019	2.8%
2018	3.2%
2017	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,543,743	$13,037,804	321,817
Receivables: investments sold	-
Payables: investments purchased	(17,774)
Net assets	$13,525,969

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,525,969	7,898,381	$1.71
Band 100	-	-	1.73
Band 75	-	-	1.76
Band 50	-	-	1.78
Band 25	-	-	1.80
Band 0	-	-	1.82
Total	$13,525,969	7,898,381

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$267,564
Mortality & expense charges			(165,959)
Net investment income (loss)			101,605

Gain (loss) on investments:
Net realized gain (loss)			921,054
Realized gain distributions			2,050,560
Net change in unrealized appreciation (depreciation)			(1,475,324)
Net gain (loss)			1,496,290

Increase (decrease) in net assets from operations			$1,597,895

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$101,605	$73,295
Net realized gain (loss)		921,054	204,372
Realized gain distributions		2,050,560	54,057
Net change in unrealized appreciation (depreciation)		(1,475,324)	1,330,382

Increase (decrease) in net assets from operations		1,597,895	1,662,106

Contract owner transactions:
Proceeds from units sold		3,625,206	5,579,848
Cost of units redeemed		(4,284,447)	(3,205,821)
Account charges		(26,456)	(21,754)
Increase (decrease)		(685,697)	2,352,273
Net increase (decrease)		912,198	4,014,379
Net assets, beginning		12,613,771	8,599,392
Net assets, ending		$13,525,969	$12,613,771

Units sold		2,407,435	4,299,248
Units redeemed		(2,842,203)	(2,444,721)
Net increase (decrease)		(434,768)	1,854,527
Units outstanding, beginning		8,333,149	6,478,622
Units outstanding, ending		7,898,381	8,333,149

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$21,744,355
Cost of units redeemed/account charges			(12,433,545)
Net investment income (loss)			399,670
Net realized gain (loss)			1,194,200
Realized gain distributions			2,115,350
Net change in unrealized appreciation (depreciation)			505,939
Net assets			$13,525,969

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	7,898	$13,526	1.25%	13.1%	12/31/2021	$1.73	0	$0	1.00%	13.4%	12/31/2021	$1.76	0	$0	0.75%	13.7%
12/31/2020	1.51	8,333	12,614	1.25%	14.0%	12/31/2020	1.53	0	0	1.00%	14.3%	12/31/2020	1.54	0	0	0.75%	14.6%
12/31/2019	1.33	6,479	8,599	1.25%	22.3%	12/31/2019	1.34	0	0	1.00%	22.6%	12/31/2019	1.35	0	0	0.75%	22.9%
12/31/2018	1.09	5,480	5,946	1.25%	-8.5%	12/31/2018	1.09	0	0	1.00%	-8.3%	12/31/2018	1.10	0	0	0.75%	-8.0%
12/31/2017	1.19	1,634	1,938	1.25%	19.2%	12/31/2017	1.19	0	0	1.00%	19.5%	12/31/2017	1.19	0	0	0.75%	19.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.78	0	$0	0.50%	14.0%	12/31/2021	$1.80	0	$0	0.25%	14.3%	12/31/2021	$1.82	0	$0	0.00%	14.6%
12/31/2020	1.56	0	0	0.50%	14.9%	12/31/2020	1.58	0	0	0.25%	15.2%	12/31/2020	1.59	0	0	0.00%	15.5%
12/31/2019	1.36	0	0	0.50%	23.2%	12/31/2019	1.37	0	0	0.25%	23.6%	12/31/2019	1.38	0	0	0.00%	23.9%
12/31/2018	1.10	0	0	0.50%	-7.8%	12/31/2018	1.11	0	0	0.25%	-7.6%	12/31/2018	1.11	0	0	0.00%	-7.3%
12/31/2017	1.20	0	0	0.50%	20.1%	12/31/2017	1.20	0	0	0.25%	20.4%	12/31/2017	1.20	0	0	0.00%	20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	1.9%
2019	2.6%
2018	3.5%
2017	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,326,110	$9,289,458	364,082
Receivables: investments sold	6,562
Payables: investments purchased	-
Net assets	$10,332,672

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,332,672	5,862,872	$1.76
Band 100	-	-	1.78
Band 75	-	-	1.81
Band 50	-	-	1.83
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$10,332,672	5,862,872

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$198,215
Mortality & expense charges			(132,103)
Net investment income (loss)			66,112

Gain (loss) on investments:
Net realized gain (loss)			1,080,593
Realized gain distributions			1,178,486
Net change in unrealized appreciation (depreciation)			(871,801)
Net gain (loss)			1,387,278

Increase (decrease) in net assets from operations			$1,453,390

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$66,112	$73,763
Net realized gain (loss)		1,080,593	79,906
Realized gain distributions		1,178,486	32,393
Net change in unrealized appreciation (depreciation)		(871,801)	1,420,921

Increase (decrease) in net assets from operations		1,453,390	1,606,983

Contract owner transactions:
Proceeds from units sold		2,351,319	5,395,701
Cost of units redeemed		(4,696,570)	(1,874,482)
Account charges		(21,345)	(19,777)
Increase (decrease)		(2,366,596)	3,501,442
Net increase (decrease)		(913,206)	5,108,425
Net assets, beginning		11,245,878	6,137,453
Net assets, ending		$10,332,672	$11,245,878

Units sold		1,568,175	4,154,558
Units redeemed		(3,025,266)	(1,422,875)
Net increase (decrease)		(1,457,091)	2,731,683
Units outstanding, beginning		7,319,963	4,588,280
Units outstanding, ending		5,862,872	7,319,963

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,300,556
Cost of units redeemed/account charges			(7,687,318)
Net investment income (loss)			289,279
Net realized gain (loss)			1,177,453
Realized gain distributions			1,216,050
Net change in unrealized appreciation (depreciation)			1,036,652
Net assets			$10,332,672

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	5,863	$10,333	1.25%	14.7%	12/31/2021	$1.78	0	$0	1.00%	15.0%	12/31/2021	$1.81	0	$0	0.75%	15.3%
12/31/2020	1.54	7,320	11,246	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.1%	12/31/2020	1.57	0	0	0.75%	15.4%
12/31/2019	1.34	4,588	6,137	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.7%	12/31/2019	1.36	0	0	0.75%	24.0%
12/31/2018	1.08	3,361	3,644	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%
12/31/2017	1.19	1,087	1,296	1.25%	19.9%	12/31/2017	1.20	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.83	0	$0	0.50%	15.6%	12/31/2021	$1.85	0	$0	0.25%	15.9%	12/31/2021	$1.88	0	$0	0.00%	16.2%
12/31/2020	1.58	0	0	0.50%	15.7%	12/31/2020	1.60	0	0	0.25%	16.0%	12/31/2020	1.62	0	0	0.00%	16.3%
12/31/2019	1.37	0	0	0.50%	24.3%	12/31/2019	1.38	0	0	0.25%	24.6%	12/31/2019	1.39	0	0	0.00%	24.9%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.9%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.20	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	2.0%
2019	2.7%
2018	3.4%
2017	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,808,012	$8,666,708	209,283
Receivables: investments sold	7,389
Payables: investments purchased	-
Net assets	$9,815,401

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,815,401	5,550,743	$1.77
Band 100	-	-	1.79
Band 75	-	-	1.81
Band 50	-	-	1.84
Band 25	-	-	1.86
Band 0	-	-	1.88
Total	$9,815,401	5,550,743

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$189,786
Mortality & expense charges			(116,463)
Net investment income (loss)			73,323

Gain (loss) on investments:
Net realized gain (loss)			666,655
Realized gain distributions			923,610
Net change in unrealized appreciation (depreciation)			(402,304)
Net gain (loss)			1,187,961

Increase (decrease) in net assets from operations			$1,261,284

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73,323	$58,960
Net realized gain (loss)		666,655	216,591
Realized gain distributions		923,610	18,134
Net change in unrealized appreciation (depreciation)		(402,304)	1,103,973

Increase (decrease) in net assets from operations		1,261,284	1,397,658

Contract owner transactions:
Proceeds from units sold		2,552,772	4,773,726
Cost of units redeemed		(2,723,252)	(2,397,299)
Account charges		(17,806)	(15,794)
Increase (decrease)		(188,286)	2,360,633
Net increase (decrease)		1,072,998	3,758,291
Net assets, beginning		8,742,403	4,984,112
Net assets, ending		$9,815,401	$8,742,403

Units sold		1,714,681	3,733,415
Units redeemed		(1,847,928)	(1,774,218)
Net increase (decrease)		(133,247)	1,959,197
Units outstanding, beginning		5,683,990	3,724,793
Units outstanding, ending		5,550,743	5,683,990

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,989,832
Cost of units redeemed/account charges			(7,416,581)
Net investment income (loss)			248,250
Net realized gain (loss)			908,251
Realized gain distributions			944,345
Net change in unrealized appreciation (depreciation)			1,141,304
Net assets			$9,815,401

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	5,551	$9,815	1.25%	15.0%	12/31/2021	$1.79	0	$0	1.00%	15.3%	12/31/2021	$1.81	0	$0	0.75%	15.5%
12/31/2020	1.54	5,684	8,742	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.2%	12/31/2020	1.57	0	0	0.75%	15.5%
12/31/2019	1.34	3,725	4,984	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.7%	12/31/2019	1.36	0	0	0.75%	24.0%
12/31/2018	1.08	2,554	2,769	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%
12/31/2017	1.19	875	1,043	1.25%	19.9%	12/31/2017	1.20	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.84	0	$0	0.50%	15.8%	12/31/2021	$1.86	0	$0	0.25%	16.1%	12/31/2021	$1.88	0	$0	0.00%	16.4%
12/31/2020	1.59	0	0	0.50%	15.8%	12/31/2020	1.60	0	0	0.25%	16.1%	12/31/2020	1.62	0	0	0.00%	16.4%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.9%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.20	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	2.0%
2019	2.7%
2018	3.4%
2017	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,098,443	$5,383,936	116,773
Receivables: investments sold	-
Payables: investments purchased	(522)
Net assets	$6,097,921

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,097,921	3,449,298	$1.77
Band 100	-	-	1.79
Band 75	-	-	1.81
Band 50	-	-	1.84
Band 25	-	-	1.86
Band 0	-	-	1.88
Total	$6,097,921	3,449,298

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$116,212
Mortality & expense charges			(71,666)
Net investment income (loss)			44,546

Gain (loss) on investments:
Net realized gain (loss)			396,958
Realized gain distributions			437,938
Net change in unrealized appreciation (depreciation)			(97,573)
Net gain (loss)			737,323

Increase (decrease) in net assets from operations			$781,869

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$44,546	$38,998
Net realized gain (loss)		396,958	38,710
Realized gain distributions		437,938	11,037
Net change in unrealized appreciation (depreciation)		(97,573)	641,771

Increase (decrease) in net assets from operations		781,869	730,516

Contract owner transactions:
Proceeds from units sold		1,784,762	3,292,040
Cost of units redeemed		(1,707,637)	(879,872)
Account charges		(14,731)	(11,172)
Increase (decrease)		62,394	2,400,996
Net increase (decrease)		844,263	3,131,512
Net assets, beginning		5,253,658	2,122,146
Net assets, ending		$6,097,921	$5,253,658

Units sold		1,251,102	2,497,723
Units redeemed		(1,219,120)	(666,111)
Net increase (decrease)		31,982	1,831,612
Units outstanding, beginning		3,417,316	1,585,704
Units outstanding, ending		3,449,298	3,417,316

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,943,052
Cost of units redeemed/account charges			(4,584,682)
Net investment income (loss)			139,767
Net realized gain (loss)			436,302
Realized gain distributions			448,975
Net change in unrealized appreciation (depreciation)			714,507
Net assets			$6,097,921

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	3,449	$6,098	1.25%	15.0%	12/31/2021	$1.79	0	$0	1.00%	15.3%	12/31/2021	$1.81	0	$0	0.75%	15.6%
12/31/2020	1.54	3,417	5,254	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.2%	12/31/2020	1.57	0	0	0.75%	15.5%
12/31/2019	1.34	1,586	2,122	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.7%	12/31/2019	1.36	0	0	0.75%	24.0%
12/31/2018	1.08	1,693	1,836	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%
12/31/2017	1.19	1,029	1,227	1.25%	19.9%	12/31/2017	1.20	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.84	0	$0	0.50%	15.9%	12/31/2021	$1.86	0	$0	0.25%	16.1%	12/31/2021	$1.88	0	$0	0.00%	16.4%
12/31/2020	1.58	0	0	0.50%	15.7%	12/31/2020	1.60	0	0	0.25%	16.0%	12/31/2020	1.62	0	0	0.00%	16.3%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.9%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.20	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	2.2%
2019	2.2%
2018	2.7%
2017	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,124,910	$1,887,737	44,266
Receivables: investments sold	1,643
Payables: investments purchased	-
Net assets	$2,126,553

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,126,553	1,202,936	$1.77
Band 100	-	-	1.79
Band 75	-	-	1.81
Band 50	-	-	1.84
Band 25	-	-	1.86
Band 0	-	-	1.88
Total	$2,126,553	1,202,936

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$38,788
Mortality & expense charges			(22,802)
Net investment income (loss)			15,986

Gain (loss) on investments:
Net realized gain (loss)			160,819
Realized gain distributions			74,032
Net change in unrealized appreciation (depreciation)			(6,872)
Net gain (loss)			227,979

Increase (decrease) in net assets from operations			$243,965

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,986	$10,010
Net realized gain (loss)		160,819	15,914
Realized gain distributions		74,032	3,920
Net change in unrealized appreciation (depreciation)		(6,872)	180,958

Increase (decrease) in net assets from operations		243,965	210,802

Contract owner transactions:
Proceeds from units sold		945,244	758,750
Cost of units redeemed		(594,212)	(254,180)
Account charges		(7,500)	(8,116)
Increase (decrease)		343,532	496,454
Net increase (decrease)		587,497	707,256
Net assets, beginning		1,539,056	831,800
Net assets, ending		$2,126,553	$1,539,056

Units sold		685,594	586,727
Units redeemed		(483,835)	(207,151)
Net increase (decrease)		201,759	379,576
Units outstanding, beginning		1,001,177	621,601
Units outstanding, ending		1,202,936	1,001,177

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,919,104
Cost of units redeemed/account charges			(1,328,680)
Net investment income (loss)			40,596
Net realized gain (loss)			180,380
Realized gain distributions			77,980
Net change in unrealized appreciation (depreciation)			237,173
Net assets			$2,126,553

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	1,203	$2,127	1.25%	15.0%	12/31/2021	$1.79	0	$0	1.00%	15.3%	12/31/2021	$1.81	0	$0	0.75%	15.6%
12/31/2020	1.54	1,001	1,539	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.2%	12/31/2020	1.57	0	0	0.75%	15.5%
12/31/2019	1.34	622	832	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.8%	12/31/2019	1.36	0	0	0.75%	24.1%
12/31/2018	1.08	255	277	1.25%	-9.1%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%
12/31/2017	1.19	73	87	1.25%	19.9%	12/31/2017	1.20	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.84	0	$0	0.50%	15.9%	12/31/2021	$1.86	0	$0	0.25%	16.2%	12/31/2021	$1.88	0	$0	0.00%	16.4%
12/31/2020	1.58	0	0	0.50%	15.7%	12/31/2020	1.60	0	0	0.25%	16.0%	12/31/2020	1.62	0	0	0.00%	16.3%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.2%	12/31/2018	1.11	0	0	0.00%	-7.9%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.20	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	2.0%
2019	3.0%
2018	3.4%
2017	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement Income Fund Investor Class - 06-FMM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,354,399	$1,295,600	93,693
Receivables: investments sold	404
Payables: investments purchased	-
Net assets	$1,354,803

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,354,803	1,036,032	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$1,354,803	1,036,032

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$33,378
Mortality & expense charges			(18,521)
Net investment income (loss)			14,857

Gain (loss) on investments:
Net realized gain (loss)			62,874
Realized gain distributions			76,061
Net change in unrealized appreciation (depreciation)			(100,320)
Net gain (loss)			38,615

Increase (decrease) in net assets from operations			$53,472

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,857	$8,622
Net realized gain (loss)		62,874	12,693
Realized gain distributions		76,061	31,675
Net change in unrealized appreciation (depreciation)		(100,320)	91,010

Increase (decrease) in net assets from operations		53,472	144,000

Contract owner transactions:
Proceeds from units sold		116,375	398,402
Cost of units redeemed		(642,738)	(207,843)
Account charges		(827)	(1,073)
Increase (decrease)		(527,190)	189,486
Net increase (decrease)		(473,718)	333,486
Net assets, beginning		1,828,521	1,495,035
Net assets, ending		$1,354,803	$1,828,521

Units sold		95,040	357,419
Units redeemed		(512,409)	(195,166)
Net increase (decrease)		(417,369)	162,253
Units outstanding, beginning		1,453,401	1,291,148
Units outstanding, ending		1,036,032	1,453,401

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,485,616
Cost of units redeemed/account charges			(2,484,526)
Net investment income (loss)			76,519
Net realized gain (loss)			78,296
Realized gain distributions			140,099
Net change in unrealized appreciation (depreciation)			58,799
Net assets			$1,354,803

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	1,036	$1,355	1.25%	3.9%	12/31/2021	$1.32	0	$0	1.00%	4.2%	12/31/2021	$1.34	0	$0	0.75%	4.5%
12/31/2020	1.26	1,453	1,829	1.25%	8.7%	12/31/2020	1.27	0	0	1.00%	8.9%	12/31/2020	1.28	0	0	0.75%	9.2%
12/31/2019	1.16	1,291	1,495	1.25%	11.8%	12/31/2019	1.17	0	0	1.00%	12.0%	12/31/2019	1.18	0	0	0.75%	12.3%
12/31/2018	1.04	1,567	1,623	1.25%	-3.2%	12/31/2018	1.04	0	0	1.00%	-3.0%	12/31/2018	1.05	0	0	0.75%	-2.7%
12/31/2017	1.07	1,207	1,292	1.25%	7.1%	12/31/2017	1.07	0	0	1.00%	7.4%	12/31/2017	1.08	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	0	$0	0.50%	4.7%	12/31/2021	$1.38	0	$0	0.25%	5.0%	12/31/2021	$1.39	0	$0	0.00%	5.2%
12/31/2020	1.30	0	0	0.50%	9.5%	12/31/2020	1.31	0	0	0.25%	9.7%	12/31/2020	1.32	0	0	0.00%	10.0%
12/31/2019	1.18	0	0	0.50%	12.6%	12/31/2019	1.19	0	0	0.25%	12.9%	12/31/2019	1.20	0	0	0.00%	13.2%
12/31/2018	1.05	0	0	0.50%	-2.5%	12/31/2018	1.06	0	0	0.25%	-2.2%	12/31/2018	1.06	0	0	0.00%	-2.0%
12/31/2017	1.08	0	0	0.50%	7.9%	12/31/2017	1.08	0	0	0.25%	8.2%	12/31/2017	1.08	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	1.8%
2019	2.5%
2018	3.0%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,182,460	$10,233,446	916,282
Receivables: investments sold	70,745
Payables: investments purchased	-
Net assets	$10,253,205

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,362,233	7,462,681	$1.12
Band 100	12,575	11,081	1.13
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.18
Band 0	1,878,397	1,573,513	1.19
Total	$10,253,205	9,047,275

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$171,422
Mortality & expense charges			(91,379)
Net investment income (loss)			80,043

Gain (loss) on investments:
Net realized gain (loss)			154,418
Realized gain distributions			21,333
Net change in unrealized appreciation (depreciation)			(502,655)
Net gain (loss)			(326,904)

Increase (decrease) in net assets from operations			$(246,861)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$80,043	$111,771
Net realized gain (loss)		154,418	209,522
Realized gain distributions		21,333	16,248
Net change in unrealized appreciation (depreciation)		(502,655)	202,089

Increase (decrease) in net assets from operations		(246,861)	539,630

Contract owner transactions:
Proceeds from units sold		6,920,226	6,601,012
Cost of units redeemed		(6,514,805)	(4,385,389)
Account charges		(10,425)	(11,536)
Increase (decrease)		394,996	2,204,087
Net increase (decrease)		148,135	2,743,717
Net assets, beginning		10,105,070	7,361,353
Net assets, ending		$10,253,205	$10,105,070

Units sold		6,560,915	5,811,802
Units redeemed		(6,185,672)	(3,881,635)
Net increase (decrease)		375,243	1,930,167
Units outstanding, beginning		8,672,032	6,741,865
Units outstanding, ending		9,047,275	8,672,032

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$29,907,574
Cost of units redeemed/account charges			(20,447,736)
Net investment income (loss)			463,584
Net realized gain (loss)			339,128
Realized gain distributions			41,641
Net change in unrealized appreciation (depreciation)			(50,986)
Net assets			$10,253,205

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	7,463	$8,362	1.25%	-2.9%	12/31/2021	$1.13	11	$13	1.00%	-2.7%	12/31/2021	$1.15	0	$0	0.75%	-2.4%
12/31/2020	1.15	7,051	8,138	1.25%	6.4%	12/31/2020	1.17	0	0	1.00%	6.7%	12/31/2020	1.18	0	0	0.75%	6.9%
12/31/2019	1.08	5,588	6,061	1.25%	7.4%	12/31/2019	1.09	0	0	1.00%	7.6%	12/31/2019	1.10	0	0	0.75%	7.9%
12/31/2018	1.01	6,397	6,462	1.25%	-1.3%	12/31/2018	1.02	0	0	1.00%	-1.0%	12/31/2018	1.02	0	0	0.75%	-0.8%
12/31/2017	1.02	4,569	4,675	1.25%	2.3%	12/31/2017	1.03	0	0	1.00%	2.5%	12/31/2017	1.03	0	0	0.75%	2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	0.50%	-2.2%	12/31/2021	$1.18	0	$0	0.25%	-1.9%	12/31/2021	$1.19	1,574	$1,878	0.00%	-1.7%
12/31/2020	1.19	0	0	0.50%	7.2%	12/31/2020	1.20	0	0	0.25%	7.5%	12/31/2020	1.21	1,621	1,968	0.00%	7.7%
12/31/2019	1.11	0	0	0.50%	8.2%	12/31/2019	1.12	0	0	0.25%	8.5%	12/31/2019	1.13	1,154	1,301	0.00%	8.7%
12/31/2018	1.03	0	0	0.50%	-0.5%	12/31/2018	1.03	0	0	0.25%	-0.3%	12/31/2018	1.04	965	1,000	0.00%	0.0%
12/31/2017	1.03	0	0	0.50%	3.0%	12/31/2017	1.03	0	0	0.25%	3.3%	12/31/2017	1.04	879	912	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	2.3%
2019	2.6%
2018	2.7%
2017	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total International Bond Index Fund Admiral Class - 06-FMP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$295,227	$308,423	13,454
Receivables: investments sold	1,586
Payables: investments purchased	-
Net assets	$296,813

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$296,813	270,184	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$296,813	270,184

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,072
Mortality & expense charges			(3,517)
Net investment income (loss)			5,555

Gain (loss) on investments:
Net realized gain (loss)			(1,915)
Realized gain distributions			2,049
Net change in unrealized appreciation (depreciation)			(13,815)
Net gain (loss)			(13,681)

Increase (decrease) in net assets from operations			$(8,126)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,555	$(430)
Net realized gain (loss)		(1,915)	3,799
Realized gain distributions		2,049	157
Net change in unrealized appreciation (depreciation)		(13,815)	466

Increase (decrease) in net assets from operations		(8,126)	3,992

Contract owner transactions:
Proceeds from units sold		351,376	259,884
Cost of units redeemed		(150,735)	(250,648)
Account charges		(736)	(528)
Increase (decrease)		199,905	8,708
Net increase (decrease)		191,779	12,700
Net assets, beginning		105,034	92,334
Net assets, ending		$296,813	$105,034

Units sold		314,591	231,283
Units redeemed		(136,737)	(222,748)
Net increase (decrease)		177,854	8,535
Units outstanding, beginning		92,330	83,795
Units outstanding, ending		270,184	92,330

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$809,317
Cost of units redeemed/account charges			(515,673)
Net investment income (loss)			8,966
Net realized gain (loss)			5,193
Realized gain distributions			2,206
Net change in unrealized appreciation (depreciation)			(13,196)
Net assets			$296,813

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	270	$297	1.25%	-3.4%	12/31/2021	$1.11	0	$0	1.00%	-3.2%	12/31/2021	$1.13	0	$0	0.75%	-2.9%
12/31/2020	1.14	92	105	1.25%	3.2%	12/31/2020	1.15	0	0	1.00%	3.5%	12/31/2020	1.16	0	0	0.75%	3.8%
12/31/2019	1.10	84	92	1.25%	6.5%	12/31/2019	1.11	0	0	1.00%	6.8%	12/31/2019	1.12	0	0	0.75%	7.0%
12/31/2018	1.03	100	103	1.25%	1.7%	12/31/2018	1.04	0	0	1.00%	1.9%	12/31/2018	1.05	0	0	0.75%	2.2%
12/31/2017	1.02	13	13	1.25%	1.1%	12/31/2017	1.02	0	0	1.00%	1.4%	12/31/2017	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	0	$0	0.50%	-2.7%	12/31/2021	$1.16	0	$0	0.25%	-2.5%	12/31/2021	$1.17	0	$0	0.00%	-2.2%
12/31/2020	1.17	0	0	0.50%	4.0%	12/31/2020	1.18	0	0	0.25%	4.3%	12/31/2020	1.20	0	0	0.00%	4.5%
12/31/2019	1.13	0	0	0.50%	7.3%	12/31/2019	1.14	0	0	0.25%	7.6%	12/31/2019	1.14	0	0	0.00%	7.8%
12/31/2018	1.05	0	0	0.50%	2.5%	12/31/2018	1.06	0	0	0.25%	2.7%	12/31/2018	1.06	0	0	0.00%	3.0%
12/31/2017	1.03	0	0	0.50%	1.9%	12/31/2017	1.03	0	0	0.25%	2.1%	12/31/2017	1.03	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.5%
2020	1.2%
2019	3.2%
2018	4.9%
2017	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total International Stock Index Fund Admiral Class - 06-FMR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,550,177	$20,190,231	660,824
Receivables: investments sold	50,014
Payables: investments purchased	-
Net assets	$22,600,191

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,488,788	14,372,550	$1.50
Band 100	-	-	1.51
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	1,111,403	697,760	1.59
Total	$22,600,191	15,070,310

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$587,210
Mortality & expense charges			(199,018)
Net investment income (loss)			388,192

Gain (loss) on investments:
Net realized gain (loss)			673,250
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,954
Net gain (loss)			686,204

Increase (decrease) in net assets from operations			$1,074,396

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$388,192	$157,809
Net realized gain (loss)		673,250	(65,223)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,954	1,189,497

Increase (decrease) in net assets from operations		1,074,396	1,282,083

Contract owner transactions:
Proceeds from units sold		11,104,393	3,513,195
Cost of units redeemed		(3,883,386)	(3,292,180)
Account charges		(23,911)	(13,582)
Increase (decrease)		7,197,096	207,433
Net increase (decrease)		8,271,492	1,489,516
Net assets, beginning		14,328,699	12,839,183
Net assets, ending		$22,600,191	$14,328,699

Units sold		7,710,533	3,057,745
Units redeemed		(2,885,476)	(2,916,827)
Net increase (decrease)		4,825,057	140,918
Units outstanding, beginning		10,245,253	10,104,335
Units outstanding, ending		15,070,310	10,245,253

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$29,951,672
Cost of units redeemed/account charges			(11,106,490)
Net investment income (loss)			850,304
Net realized gain (loss)			544,759
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,359,946
Net assets			$22,600,191

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	14,373	$21,489	1.25%	7.3%	12/31/2021	$1.51	0	$0	1.00%	7.5%	12/31/2021	$1.53	0	$0	0.75%	7.8%
12/31/2020	1.39	9,561	13,326	1.25%	9.9%	12/31/2020	1.41	0	0	1.00%	10.2%	12/31/2020	1.42	0	0	0.75%	10.4%
12/31/2019	1.27	9,605	12,181	1.25%	20.0%	12/31/2019	1.28	0	0	1.00%	20.3%	12/31/2019	1.29	0	0	0.75%	20.6%
12/31/2018	1.06	5,506	5,819	1.25%	-15.5%	12/31/2018	1.06	0	0	1.00%	-15.3%	12/31/2018	1.07	0	0	0.75%	-15.1%
12/31/2017	1.25	1,225	1,532	1.25%	26.0%	12/31/2017	1.25	0	0	1.00%	26.3%	12/31/2017	1.26	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.55	0	$0	0.50%	8.1%	12/31/2021	$1.57	0	$0	0.25%	8.4%	12/31/2021	$1.59	698	$1,111	0.00%	8.6%
12/31/2020	1.44	0	0	0.50%	10.7%	12/31/2020	1.45	0	0	0.25%	11.0%	12/31/2020	1.47	684	1,003	0.00%	11.3%
12/31/2019	1.30	0	0	0.50%	20.9%	12/31/2019	1.31	0	0	0.25%	21.2%	12/31/2019	1.32	500	658	0.00%	21.5%
12/31/2018	1.07	0	0	0.50%	-14.9%	12/31/2018	1.08	0	0	0.25%	-14.6%	12/31/2018	1.08	310	337	0.00%	-14.4%
12/31/2017	1.26	0	0	0.50%	26.9%	12/31/2017	1.26	0	0	0.25%	27.2%	12/31/2017	1.27	167	212	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.2%
2020	2.2%
2019	3.2%
2018	2.7%
2017	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,640,704	$10,162,928	123,881
Receivables: investments sold	-
Payables: investments purchased	(77,205)
Net assets	$14,563,499

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,776,745	5,517,267	$2.13
Band 100	-	-	2.16
Band 75	2,786,754	1,272,925	2.19
Band 50	-	-	2.22
Band 25	-	-	2.25
Band 0	-	-	2.27
Total	$14,563,499	6,790,192

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$167,353
Mortality & expense charges			(144,123)
Net investment income (loss)			23,230

Gain (loss) on investments:
Net realized gain (loss)			429,396
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,221,355
Net gain (loss)			2,650,751

Increase (decrease) in net assets from operations			$2,673,981

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,230	$48,165
Net realized gain (loss)		429,396	359,294
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,221,355	1,420,176

Increase (decrease) in net assets from operations		2,673,981	1,827,635

Contract owner transactions:
Proceeds from units sold		3,072,665	1,782,301
Cost of units redeemed		(1,997,443)	(2,704,320)
Account charges		(7,161)	(5,857)
Increase (decrease)		1,068,061	(927,876)
Net increase (decrease)		3,742,042	899,759
Net assets, beginning		10,821,457	9,921,698
Net assets, ending		$14,563,499	$10,821,457

Units sold		1,606,659	1,214,370
Units redeemed		(1,083,417)	(1,819,530)
Net increase (decrease)		523,242	(605,160)
Units outstanding, beginning		6,266,950	6,872,110
Units outstanding, ending		6,790,192	6,266,950

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$20,425,516
Cost of units redeemed/account charges			(11,450,774)
Net investment income (loss)			173,767
Net realized gain (loss)			937,214
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,477,776
Net assets			$14,563,499

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.13	5,517	$11,777	1.25%	24.2%	12/31/2021	$2.16	0	$0	1.00%	24.5%	12/31/2021	$2.19	1,273	$2,787	0.75%	24.8%
12/31/2020	1.72	4,942	8,497	1.25%	19.5%	12/31/2020	1.74	0	0	1.00%	19.8%	12/31/2020	1.75	1,325	2,325	0.75%	20.1%
12/31/2019	1.44	5,373	7,731	1.25%	29.2%	12/31/2019	1.45	0	0	1.00%	29.5%	12/31/2019	1.46	1,499	2,190	0.75%	29.8%
12/31/2018	1.11	2,536	2,825	1.25%	-6.4%	12/31/2018	1.12	0	0	1.00%	-6.1%	12/31/2018	1.13	1,631	1,835	0.75%	-5.9%
12/31/2017	1.19	1,063	1,265	1.25%	19.7%	12/31/2017	1.19	0	0	1.00%	20.0%	12/31/2017	1.20	0	0	0.75%	20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.22	0	$0	0.50%	25.1%	12/31/2021	$2.25	0	$0	0.25%	25.4%	12/31/2021	$2.27	0	$0	0.00%	25.7%
12/31/2020	1.77	0	0	0.50%	20.4%	12/31/2020	1.79	0	0	0.25%	20.7%	12/31/2020	1.81	0	0	0.00%	21.0%
12/31/2019	1.47	0	0	0.50%	30.2%	12/31/2019	1.48	0	0	0.25%	30.5%	12/31/2019	1.50	0	0	0.00%	30.8%
12/31/2018	1.13	0	0	0.50%	-5.6%	12/31/2018	1.14	0	0	0.25%	-5.4%	12/31/2018	1.14	0	0	0.00%	-5.2%
12/31/2017	1.20	0	0	0.50%	20.6%	12/31/2017	1.20	0	0	0.25%	20.9%	12/31/2017	1.21	0	0	0.00%	21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.5%
2019	1.8%
2018	2.5%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard U.S Growth Fund Admiral Class - 06-FMV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,739,984	$21,687,903	124,059
Receivables: investments sold	159,096
Payables: investments purchased	-
Net assets	$20,899,080

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,899,080	7,116,739	$2.94
Band 100	-	-	2.97
Band 75	-	-	3.01
Band 50	-	-	3.05
Band 25	-	-	3.09
Band 0	-	-	3.13
Total	$20,899,080	7,116,739

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11,564
Mortality & expense charges			(107,992)
Net investment income (loss)			(96,428)

Gain (loss) on investments:
Net realized gain (loss)			818,351
Realized gain distributions			1,938,216
Net change in unrealized appreciation (depreciation)			(2,149,016)
Net gain (loss)			607,551

Increase (decrease) in net assets from operations			$511,123

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(96,428)	$(27,434)
Net realized gain (loss)		818,351	131,530
Realized gain distributions		1,938,216	159,339
Net change in unrealized appreciation (depreciation)		(2,149,016)	1,092,420

Increase (decrease) in net assets from operations		511,123	1,355,855

Contract owner transactions:
Proceeds from units sold		19,465,288	2,471,447
Cost of units redeemed		(3,369,435)	(938,416)
Account charges		(6,852)	(3,087)
Increase (decrease)		16,089,001	1,529,944
Net increase (decrease)		16,600,124	2,885,799
Net assets, beginning		4,298,956	1,413,157
Net assets, ending		$20,899,080	$4,298,956

Units sold		6,984,738	1,309,937
Units redeemed		(1,493,788)	(521,960)
Net increase (decrease)		5,490,950	787,977
Units outstanding, beginning		1,625,789	837,812
Units outstanding, ending		7,116,739	1,625,789

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$24,883,157
Cost of units redeemed/account charges			(6,090,793)
Net investment income (loss)			(129,790)
Net realized gain (loss)			970,246
Realized gain distributions			2,214,179
Net change in unrealized appreciation (depreciation)			(947,919)
Net assets			$20,899,080

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.94	7,117	$20,899	1.25%	11.1%	12/31/2021	$2.97	0	$0	1.00%	11.3%	12/31/2021	$3.01	0	$0	0.75%	11.6%
12/31/2020	2.64	1,626	4,299	1.25%	56.8%	12/31/2020	2.67	0	0	1.00%	57.2%	12/31/2020	2.70	0	0	0.75%	57.6%
12/31/2019	1.69	838	1,413	1.25%	31.9%	12/31/2019	1.70	0	0	1.00%	32.2%	12/31/2019	1.71	0	0	0.75%	32.5%
12/31/2018	1.28	603	772	1.25%	-0.5%	12/31/2018	1.29	0	0	1.00%	-0.3%	12/31/2018	1.29	0	0	0.75%	0.0%
12/31/2017	1.29	24	31	1.25%	30.1%	12/31/2017	1.29	0	0	1.00%	30.4%	12/31/2017	1.29	0	0	0.75%	30.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.05	0	$0	0.50%	11.9%	12/31/2021	$3.09	0	$0	0.25%	12.2%	12/31/2021	$3.13	0	$0	0.00%	12.5%
12/31/2020	2.73	0	0	0.50%	57.9%	12/31/2020	2.75	0	0	0.25%	58.3%	12/31/2020	2.78	0	0	0.00%	58.7%
12/31/2019	1.73	0	0	0.50%	32.8%	12/31/2019	1.74	0	0	0.25%	33.2%	12/31/2019	1.75	0	0	0.00%	33.5%
12/31/2018	1.30	0	0	0.50%	0.2%	12/31/2018	1.31	0	0	0.25%	0.5%	12/31/2018	1.31	0	0	0.00%	0.7%
12/31/2017	1.30	0	0	0.50%	31.1%	12/31/2017	1.30	0	0	0.25%	31.4%	12/31/2017	1.30	0	0	0.00%	31.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.2%
2019	0.4%
2018	0.9%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Value Index Fund Admiral Class - 06-FMW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,911,967	$3,188,384	67,932
Receivables: investments sold	-
Payables: investments purchased	(14,027)
Net assets	$3,897,940

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,871,994	2,290,026	$1.69
Band 100	25,946	15,152	1.71
Band 75	-	-	1.73
Band 50	-	-	1.76
Band 25	-	-	1.78
Band 0	-	-	1.80
Total	$3,897,940	2,305,178

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$80,260
Mortality & expense charges			(41,758)
Net investment income (loss)			38,502

Gain (loss) on investments:
Net realized gain (loss)			102,984
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			546,428
Net gain (loss)			649,412

Increase (decrease) in net assets from operations			$687,914

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,502	$34,059
Net realized gain (loss)		102,984	(14,388)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		546,428	(28,367)

Increase (decrease) in net assets from operations		687,914	(8,696)

Contract owner transactions:
Proceeds from units sold		1,450,461	1,388,294
Cost of units redeemed		(625,532)	(1,600,402)
Account charges		(3,213)	(1,974)
Increase (decrease)		821,716	(214,082)
Net increase (decrease)		1,509,630	(222,778)
Net assets, beginning		2,388,310	2,611,088
Net assets, ending		$3,897,940	$2,388,310

Units sold		944,372	1,105,204
Units redeemed		(403,758)	(1,289,520)
Net increase (decrease)		540,614	(184,316)
Units outstanding, beginning		1,764,564	1,948,880
Units outstanding, ending		2,305,178	1,764,564

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,093,631
Cost of units redeemed/account charges			(3,124,006)
Net investment income (loss)			110,703
Net realized gain (loss)			94,029
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			723,583
Net assets			$3,897,940

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.69	2,290	$3,872	1.25%	24.9%	12/31/2021	$1.71	15	$26	1.00%	25.2%	12/31/2021	$1.73	0	$0	0.75%	25.5%
12/31/2020	1.35	1,762	2,385	1.25%	1.0%	12/31/2020	1.37	2	3	1.00%	1.3%	12/31/2020	1.38	0	0	0.75%	1.5%
12/31/2019	1.34	1,949	2,611	1.25%	24.3%	12/31/2019	1.35	0	0	1.00%	24.6%	12/31/2019	1.36	0	0	0.75%	24.9%
12/31/2018	1.08	1,482	1,598	1.25%	-6.6%	12/31/2018	1.08	0	0	1.00%	-6.4%	12/31/2018	1.09	0	0	0.75%	-6.1%
12/31/2017	1.15	3	4	1.25%	15.7%	12/31/2017	1.16	0	0	1.00%	16.0%	12/31/2017	1.16	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.76	0	$0	0.50%	25.9%	12/31/2021	$1.78	0	$0	0.25%	26.2%	12/31/2021	$1.80	0	$0	0.00%	26.5%
12/31/2020	1.40	0	0	0.50%	1.8%	12/31/2020	1.41	0	0	0.25%	2.0%	12/31/2020	1.42	0	0	0.00%	2.3%
12/31/2019	1.37	0	0	0.50%	25.2%	12/31/2019	1.38	0	0	0.25%	25.5%	12/31/2019	1.39	0	0	0.00%	25.8%
12/31/2018	1.10	0	0	0.50%	-5.9%	12/31/2018	1.10	0	0	0.25%	-5.7%	12/31/2018	1.11	0	0	0.00%	-5.4%
12/31/2017	1.16	0	0	0.50%	16.5%	12/31/2017	1.17	0	0	0.25%	16.8%	12/31/2017	1.17	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	2.4%
2019	2.2%
2018	2.3%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard GNMA Fund Admiral Class - 06-GFM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,642,492	$1,634,215	156,364
Receivables: investments sold	5,584
Payables: investments purchased	-
Net assets	$1,648,076

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,648,076	1,575,416	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$1,648,076	1,575,416

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,466
Mortality & expense charges			(19,773)
Net investment income (loss)			(6,307)

Gain (loss) on investments:
Net realized gain (loss)			2,305
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(31,939)
Net gain (loss)			(29,634)

Increase (decrease) in net assets from operations			$(35,941)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,307)	$13,507
Net realized gain (loss)		2,305	36,478
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(31,939)	(3,437)

Increase (decrease) in net assets from operations		(35,941)	46,548

Contract owner transactions:
Proceeds from units sold		348,878	542,397
Cost of units redeemed		(165,340)	(918,822)
Account charges		(2,460)	(3,354)
Increase (decrease)		181,078	(379,779)
Net increase (decrease)		145,137	(333,231)
Net assets, beginning		1,502,939	1,836,170
Net assets, ending		$1,648,076	$1,502,939

Units sold		417,469	508,426
Units redeemed		(246,321)	(863,440)
Net increase (decrease)		171,148	(355,014)
Units outstanding, beginning		1,404,268	1,759,282
Units outstanding, ending		1,575,416	1,404,268

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,947,966
Cost of units redeemed/account charges			(2,401,954)
Net investment income (loss)			50,699
Net realized gain (loss)			43,088
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,277
Net assets			$1,648,076

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	1,575	$1,648	1.25%	-2.3%	12/31/2021	$1.06	0	$0	1.00%	-2.0%	12/31/2021	$1.07	0	$0	0.75%	-1.8%
12/31/2020	1.07	1,404	1,503	1.25%	2.5%	12/31/2020	1.08	0	0	1.00%	2.8%	12/31/2020	1.09	0	0	0.75%	3.1%
12/31/2019	1.04	1,759	1,836	1.25%	4.6%	12/31/2019	1.05	0	0	1.00%	4.9%	12/31/2019	1.06	0	0	0.75%	5.2%
12/31/2018	1.00	1,746	1,742	1.25%	-0.3%	12/31/2018	1.00	0	0	1.00%	0.0%	12/31/2018	1.00	0	0	0.75%	0.2%
12/31/2017	1.00	407	407	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.1%	12/31/2017	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	0	$0	0.50%	-1.5%	12/31/2021	$1.09	0	$0	0.25%	-1.3%	12/31/2021	$1.11	0	$0	0.00%	-1.0%
12/31/2020	1.10	0	0	0.50%	3.3%	12/31/2020	1.11	0	0	0.25%	3.6%	12/31/2020	1.12	0	0	0.00%	3.8%
12/31/2019	1.06	0	0	0.50%	5.4%	12/31/2019	1.07	0	0	0.25%	5.7%	12/31/2019	1.08	0	0	0.00%	5.9%
12/31/2018	1.01	0	0	0.50%	0.5%	12/31/2018	1.01	0	0	0.25%	0.7%	12/31/2018	1.02	0	0	0.00%	1.0%
12/31/2017	1.00	0	0	0.50%	0.4%	12/31/2017	1.00	0	0	0.25%	0.5%	12/31/2017	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	2.2%
2019	3.0%
2018	2.0%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,987,192	$1,920,303	71,563
Receivables: investments sold	48,086
Payables: investments purchased	-
Net assets	$2,035,278

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,035,278	1,699,643	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$2,035,278	1,699,643

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$72,390
Mortality & expense charges			(16,731)
Net investment income (loss)			55,659

Gain (loss) on investments:
Net realized gain (loss)			18,046
Realized gain distributions			38
Net change in unrealized appreciation (depreciation)			(15,342)
Net gain (loss)			2,742

Increase (decrease) in net assets from operations			$58,401

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$55,659	$3,298
Net realized gain (loss)		18,046	6,967
Realized gain distributions		38	-
Net change in unrealized appreciation (depreciation)		(15,342)	82,986

Increase (decrease) in net assets from operations		58,401	93,251

Contract owner transactions:
Proceeds from units sold		971,272	303,870
Cost of units redeemed		(233,051)	(144,280)
Account charges		(4,694)	(3,195)
Increase (decrease)		733,527	156,395
Net increase (decrease)		791,928	249,646
Net assets, beginning		1,243,350	993,704
Net assets, ending		$2,035,278	$1,243,350

Units sold		819,973	272,117
Units redeemed		(203,963)	(137,479)
Net increase (decrease)		616,010	134,638
Units outstanding, beginning		1,083,633	948,995
Units outstanding, ending		1,699,643	1,083,633

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,390,681
Cost of units redeemed/account charges			(524,890)
Net investment income (loss)			74,899
Net realized gain (loss)			27,661
Realized gain distributions			38
Net change in unrealized appreciation (depreciation)			66,889
Net assets			$2,035,278

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.20	1,700	$2,035	1.25%	4.4%	12/31/2021	$1.21	0	$0	1.00%	4.6%	12/31/2021	$1.22	0	$0	0.75%	4.9%
12/31/2020	1.15	1,084	1,243	1.25%	9.6%	12/31/2020	1.16	0	0	1.00%	9.9%	12/31/2020	1.17	0	0	0.75%	10.1%
12/31/2019	1.05	949	994	1.25%	6.8%	12/31/2019	1.05	0	0	1.00%	7.1%	12/31/2019	1.06	0	0	0.75%	7.4%
12/31/2018	0.98	355	348	1.25%	-2.6%	12/31/2018	0.98	0	0	1.00%	-2.4%	12/31/2018	0.99	0	0	0.75%	-2.1%
12/31/2017	1.01	0	0	1.25%	0.7%	12/31/2017	1.01	0	0	1.00%	0.8%	12/31/2017	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.24	0	$0	0.50%	5.2%	12/31/2021	$1.25	0	$0	0.25%	5.4%	12/31/2021	$1.27	0	$0	0.00%	5.7%
12/31/2020	1.18	0	0	0.50%	10.4%	12/31/2020	1.19	0	0	0.25%	10.7%	12/31/2020	1.20	0	0	0.00%	11.0%
12/31/2019	1.07	0	0	0.50%	7.6%	12/31/2019	1.07	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.2%
12/31/2018	0.99	0	0	0.50%	-1.9%	12/31/2018	1.00	0	0	0.25%	-1.6%	12/31/2018	1.00	0	0	0.00%	-1.4%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.4%
2020	1.5%
2019	2.3%
2018	4.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$150,587	$158,632	13,793
Receivables: investments sold	39
Payables: investments purchased	-
Net assets	$150,626

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$144,979	115,872	$1.25
Band 100	-	-	1.28
Band 75	5,647	4,421	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$150,626	120,293

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,398
Mortality & expense charges			(1,722)
Net investment income (loss)			2,676

Gain (loss) on investments:
Net realized gain (loss)			(3,142)
Realized gain distributions			3,149
Net change in unrealized appreciation (depreciation)			(6,802)
Net gain (loss)			(6,795)

Increase (decrease) in net assets from operations			$(4,119)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,676	$2,157
Net realized gain (loss)		(3,142)	(2,903)
Realized gain distributions		3,149	3,851
Net change in unrealized appreciation (depreciation)		(6,802)	289

Increase (decrease) in net assets from operations		(4,119)	3,394

Contract owner transactions:
Proceeds from units sold		106,271	151,906
Cost of units redeemed		(60,309)	(145,902)
Account charges		(293)	(384)
Increase (decrease)		45,669	5,620
Net increase (decrease)		41,550	9,014
Net assets, beginning		109,076	100,062
Net assets, ending		$150,626	$109,076

Units sold		87,552	122,690
Units redeemed		(51,368)	(126,607)
Net increase (decrease)		36,184	(3,917)
Units outstanding, beginning		84,109	88,026
Units outstanding, ending		120,293	84,109

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$457,302
Cost of units redeemed/account charges			(305,911)
Net investment income (loss)			5,018
Net realized gain (loss)			(6,045)
Realized gain distributions			8,307
Net change in unrealized appreciation (depreciation)			(8,045)
Net assets			$150,626

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.25	116	$145	1.25%	-3.5%	12/31/2021	$1.28	0	$0	1.00%	-3.3%	12/31/2021	$1.28	4	$6	0.75%	-3.0%
12/31/2020	1.30	84	109	1.25%	14.1%	12/31/2020	1.32	0	0	1.00%	14.4%	12/31/2020	1.32	0	0	0.75%	14.7%
12/31/2019	1.14	88	100	1.25%	19.1%	12/31/2019	1.16	0	0	1.00%	19.6%	12/31/2019	1.15	0	0	0.75%	19.7%
12/31/2018	0.95	0	0	1.25%	-7.0%	12/31/2018	0.97	0	0	1.00%	-5.9%	12/31/2018	0.96	0	0	0.75%	-6.6%
12/31/2017	1.03	0	0	1.25%	2.7%	12/31/2017	1.03	0	0	1.00%	2.8%	12/31/2017	1.03	0	0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	-2.8%	12/31/2021	$1.30	0	$0	0.25%	-2.5%	12/31/2021	$1.32	0	$0	0.00%	-2.3%
12/31/2020	1.33	0	0	0.50%	14.9%	12/31/2020	1.34	0	0	0.25%	15.2%	12/31/2020	1.35	0	0	0.00%	15.5%
12/31/2019	1.15	0	0	0.50%	20.0%	12/31/2019	1.16	0	0	0.25%	20.3%	12/31/2019	1.17	0	0	0.00%	20.6%
12/31/2018	0.96	0	0	0.50%	-6.3%	12/31/2018	0.97	0	0	0.25%	-6.1%	12/31/2018	0.97	0	0	0.00%	-5.9%
12/31/2017	1.03	0	0	0.50%	2.8%	12/31/2017	1.03	0	0	0.25%	2.8%	12/31/2017	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.4%
2020	3.3%
2019	0.6%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Wellesley Income Fund Admiral Class - 06-GCT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$691,627	$674,362	9,865
Receivables: investments sold	236
Payables: investments purchased	-
Net assets	$691,863

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$691,863	523,466	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$691,863	523,466

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$20,408
Mortality & expense charges			(10,478)
Net investment income (loss)			9,930

Gain (loss) on investments:
Net realized gain (loss)			36,694
Realized gain distributions			23,514
Net change in unrealized appreciation (depreciation)			(12,939)
Net gain (loss)			47,269

Increase (decrease) in net assets from operations			$57,199

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,930	$8,069
Net realized gain (loss)		36,694	499
Realized gain distributions		23,514	14,212
Net change in unrealized appreciation (depreciation)		(12,939)	20,532

Increase (decrease) in net assets from operations		57,199	43,312

Contract owner transactions:
Proceeds from units sold		232,176	800,086
Cost of units redeemed		(481,204)	(222,193)
Account charges		(1,393)	(1,057)
Increase (decrease)		(250,421)	576,836
Net increase (decrease)		(193,222)	620,148
Net assets, beginning		885,085	264,937
Net assets, ending		$691,863	$885,085

Units sold		191,112	676,223
Units redeemed		(385,687)	(188,578)
Net increase (decrease)		(194,575)	487,645
Units outstanding, beginning		718,041	230,396
Units outstanding, ending		523,466	718,041

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,384,888
Cost of units redeemed/account charges			(814,323)
Net investment income (loss)			23,293
Net realized gain (loss)			37,044
Realized gain distributions			43,696
Net change in unrealized appreciation (depreciation)			17,265
Net assets			$691,863

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	523	$692	1.25%	7.2%	12/31/2021	$1.34	0	$0	1.00%	7.5%	12/31/2021	$1.35	0	$0	0.75%	7.8%
12/31/2020	1.23	718	885	1.25%	7.2%	12/31/2020	1.24	0	0	1.00%	7.5%	12/31/2020	1.25	0	0	0.75%	7.7%
12/31/2019	1.15	230	265	1.25%	15.0%	12/31/2019	1.16	0	0	1.00%	15.3%	12/31/2019	1.16	0	0	0.75%	15.6%
12/31/2018	1.00	68	68	1.25%	-3.7%	12/31/2018	1.00	0	0	1.00%	-3.5%	12/31/2018	1.01	0	0	0.75%	-3.2%
12/31/2017	1.04	48	49	1.25%	3.8%	12/31/2017	1.04	0	0	1.00%	3.9%	12/31/2017	1.04	0	0	0.75%	4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	0.50%	8.0%	12/31/2021	$1.38	0	$0	0.25%	8.3%	12/31/2021	$1.40	0	$0	0.00%	8.6%
12/31/2020	1.26	0	0	0.50%	8.0%	12/31/2020	1.28	0	0	0.25%	8.3%	12/31/2020	1.29	0	0	0.00%	8.5%
12/31/2019	1.17	0	0	0.50%	15.9%	12/31/2019	1.18	0	0	0.25%	16.2%	12/31/2019	1.19	0	0	0.00%	16.5%
12/31/2018	1.01	0	0	0.50%	-3.0%	12/31/2018	1.01	0	0	0.25%	-2.7%	12/31/2018	1.02	0	0	0.00%	-2.5%
12/31/2017	1.04	0	0	0.50%	4.2%	12/31/2017	1.04	0	0	0.25%	4.3%	12/31/2017	1.04	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	2.3%
2019	3.6%
2018	3.6%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Wellington Fund Admiral Class - 06-GFF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,340,141	$2,134,220	27,932
Receivables: investments sold	623
Payables: investments purchased	-
Net assets	$2,340,764

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,340,764	1,467,570	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$2,340,764	1,467,570

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$41,780
Mortality & expense charges			(28,290)
Net investment income (loss)			13,490

Gain (loss) on investments:
Net realized gain (loss)			90,508
Realized gain distributions			151,494
Net change in unrealized appreciation (depreciation)			111,293
Net gain (loss)			353,295

Increase (decrease) in net assets from operations			$366,785

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,490	$18,479
Net realized gain (loss)		90,508	22,024
Realized gain distributions		151,494	102,454
Net change in unrealized appreciation (depreciation)		111,293	33,172

Increase (decrease) in net assets from operations		366,785	176,129

Contract owner transactions:
Proceeds from units sold		1,264,671	157,156
Cost of units redeemed		(1,190,326)	(466,258)
Account charges		(4,072)	(5,331)
Increase (decrease)		70,273	(314,433)
Net increase (decrease)		437,058	(138,304)
Net assets, beginning		1,903,706	2,042,010
Net assets, ending		$2,340,764	$1,903,706

Units sold		895,776	129,060
Units redeemed		(832,138)	(371,388)
Net increase (decrease)		63,638	(242,328)
Units outstanding, beginning		1,403,932	1,646,260
Units outstanding, ending		1,467,570	1,403,932

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,924,566
Cost of units redeemed/account charges			(3,450,258)
Net investment income (loss)			94,327
Net realized gain (loss)			105,016
Realized gain distributions			461,192
Net change in unrealized appreciation (depreciation)			205,921
Net assets			$2,340,764

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.59	1,468	$2,341	1.25%	17.6%	12/31/2021	$1.61	0	$0	1.00%	17.9%	12/31/2021	$1.63	0	$0	0.75%	18.2%
12/31/2020	1.36	1,404	1,904	1.25%	9.3%	12/31/2020	1.37	0	0	1.00%	9.6%	12/31/2020	1.38	0	0	0.75%	9.9%
12/31/2019	1.24	1,646	2,042	1.25%	21.1%	12/31/2019	1.25	0	0	1.00%	21.4%	12/31/2019	1.26	0	0	0.75%	21.7%
12/31/2018	1.02	1,626	1,666	1.25%	-4.6%	12/31/2018	1.03	0	0	1.00%	-4.3%	12/31/2018	1.03	0	0	0.75%	-4.1%
12/31/2017	1.07	1,567	1,682	1.25%	7.3%	12/31/2017	1.07	0	0	1.00%	7.5%	12/31/2017	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	0	$0	0.50%	18.5%	12/31/2021	$1.67	0	$0	0.25%	18.8%	12/31/2021	$1.69	0	$0	0.00%	19.1%
12/31/2020	1.39	0	0	0.50%	10.1%	12/31/2020	1.40	0	0	0.25%	10.4%	12/31/2020	1.42	0	0	0.00%	10.7%
12/31/2019	1.26	0	0	0.50%	22.0%	12/31/2019	1.27	0	0	0.25%	22.3%	12/31/2019	1.28	0	0	0.00%	22.6%
12/31/2018	1.04	0	0	0.50%	-3.8%	12/31/2018	1.04	0	0	0.25%	-3.6%	12/31/2018	1.04	0	0	0.00%	-3.3%
12/31/2017	1.08	0	0	0.50%	7.7%	12/31/2017	1.08	0	0	0.25%	7.9%	12/31/2017	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	2.2%
2019	2.8%
2018	2.8%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,418	$17,228	509
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$19,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,428	16,305	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$19,428	16,305

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$595
Mortality & expense charges			(248)
Net investment income (loss)			347

Gain (loss) on investments:
Net realized gain (loss)			1,204
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(313)
Net gain (loss)			891

Increase (decrease) in net assets from operations			$1,238

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$347	$121
Net realized gain (loss)		1,204	2,194
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(313)	1,822

Increase (decrease) in net assets from operations		1,238	4,137

Contract owner transactions:
Proceeds from units sold		6,730	18,077
Cost of units redeemed		(5,198)	(13,266)
Account charges		(3)	(16)
Increase (decrease)		1,529	4,795
Net increase (decrease)		2,767	8,932
Net assets, beginning		16,661	7,729
Net assets, ending		$19,428	$16,661

Units sold		5,664	22,213
Units redeemed		(4,289)	(14,899)
Net increase (decrease)		1,375	7,314
Units outstanding, beginning		14,930	7,616
Units outstanding, ending		16,305	14,930

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,978
Cost of units redeemed/account charges			(18,704)
Net investment income (loss)			565
Net realized gain (loss)			3,399
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,190
Net assets			$19,428

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.19	16	$19	1.25%	6.8%	12/31/2021	$1.20	0	$0	1.00%	7.0%	12/31/2021	$1.21	0	$0	0.75%	7.3%
12/31/2020	1.12	15	17	1.25%	10.0%	12/31/2020	1.12	0	0	1.00%	10.2%	12/31/2020	1.13	0	0	0.75%	10.5%
12/31/2019	1.01	8	8	1.25%	20.0%	12/31/2019	1.02	0	0	1.00%	20.3%	12/31/2019	1.02	0	0	0.75%	20.6%
12/31/2018	0.85	0	0	1.25%	-15.5%	12/31/2018	0.85	0	0	1.00%	-15.3%	12/31/2018	0.85	0	0	0.75%	-15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.22	0	$0	0.50%	7.6%	12/31/2021	$1.24	0	$0	0.25%	7.8%	12/31/2021	$1.25	0	$0	0.00%	8.1%
12/31/2020	1.14	0	0	0.50%	10.8%	12/31/2020	1.15	0	0	0.25%	11.1%	12/31/2020	1.15	0	0	0.00%	11.4%
12/31/2019	1.03	0	0	0.50%	20.9%	12/31/2019	1.03	0	0	0.25%	21.2%	12/31/2019	1.04	0	0	0.00%	21.6%
12/31/2018	0.85	0	0	0.50%	-15.1%	12/31/2018	0.85	0	0	0.25%	-14.9%	12/31/2018	0.85	0	0	0.00%	-14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.3%
2020	2.3%
2019	3.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$124,868	$122,412	5,749
Receivables: investments sold	4,255
Payables: investments purchased	-
Net assets	$129,123

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$129,123	116,491	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$129,123	116,491

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,296
Mortality & expense charges			(1,489)
Net investment income (loss)			(193)

Gain (loss) on investments:
Net realized gain (loss)			113
Realized gain distributions			683
Net change in unrealized appreciation (depreciation)			(5,134)
Net gain (loss)			(4,338)

Increase (decrease) in net assets from operations			$(4,531)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(193)	$253
Net realized gain (loss)		113	1,231
Realized gain distributions		683	732
Net change in unrealized appreciation (depreciation)		(5,134)	3,738

Increase (decrease) in net assets from operations		(4,531)	5,954

Contract owner transactions:
Proceeds from units sold		24,182	23,762
Cost of units redeemed		(1,570)	(11,304)
Account charges		(472)	(407)
Increase (decrease)		22,140	12,051
Net increase (decrease)		17,609	18,005
Net assets, beginning		111,514	93,509
Net assets, ending		$129,123	$111,514

Units sold		21,551	20,622
Units redeemed		(1,832)	(10,116)
Net increase (decrease)		19,719	10,506
Units outstanding, beginning		96,772	86,266
Units outstanding, ending		116,491	96,772

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$138,790
Cost of units redeemed/account charges			(15,954)
Net investment income (loss)			994
Net realized gain (loss)			1,422
Realized gain distributions			1,415
Net change in unrealized appreciation (depreciation)			2,456
Net assets			$129,123

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	116	$129	1.25%	-3.8%	12/31/2021	$1.12	0	$0	1.00%	-3.6%	12/31/2021	$1.13	0	$0	0.75%	-3.3%
12/31/2020	1.15	97	112	1.25%	6.3%	12/31/2020	1.16	0	0	1.00%	6.6%	12/31/2020	1.17	0	0	0.75%	6.8%
12/31/2019	1.08	86	94	1.25%	4.9%	12/31/2019	1.09	0	0	1.00%	5.2%	12/31/2019	1.09	0	0	0.75%	5.5%
12/31/2018	1.03	74	76	1.25%	3.3%	12/31/2018	1.03	0	0	1.00%	3.5%	12/31/2018	1.04	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.14	0	$0	0.50%	-3.1%	12/31/2021	$1.15	0	$0	0.25%	-2.8%	12/31/2021	$1.16	0	$0	0.00%	-2.6%
12/31/2020	1.18	0	0	0.50%	7.1%	12/31/2020	1.18	0	0	0.25%	7.4%	12/31/2020	1.19	0	0	0.00%	7.6%
12/31/2019	1.10	0	0	0.50%	5.7%	12/31/2019	1.10	0	0	0.25%	6.0%	12/31/2019	1.11	0	0	0.00%	6.3%
12/31/2018	1.04	0	0	0.50%	3.8%	12/31/2018	1.04	0	0	0.25%	3.9%	12/31/2018	1.04	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.5%
2019	2.2%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard International Growth Fund Admiral Class - 06-3F6

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,146,632	$27,860,253	184,411
Receivables: investments sold	541,827
Payables: investments purchased	-
Net assets	$25,688,459

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,688,459	15,556,450	$1.65
Band 100	-	-	1.67
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.71
Band 0	-	-	1.73
Total	$25,688,459	15,556,450

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$238,576
Mortality & expense charges			(152,134)
Net investment income (loss)			86,442

Gain (loss) on investments:
Net realized gain (loss)			553,522
Realized gain distributions			2,863,268
Net change in unrealized appreciation (depreciation)			(4,369,725)
Net gain (loss)			(952,935)

Increase (decrease) in net assets from operations			$(866,493)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$86,442	$(19,424)
Net realized gain (loss)		553,522	192,284
Realized gain distributions		2,863,268	123,656
Net change in unrealized appreciation (depreciation)		(4,369,725)	1,453,294

Increase (decrease) in net assets from operations		(866,493)	1,749,810

Contract owner transactions:
Proceeds from units sold		24,786,588	4,081,378
Cost of units redeemed		(4,406,986)	(1,542,666)
Account charges		(24,142)	(7,512)
Increase (decrease)		20,355,460	2,531,200
Net increase (decrease)		19,488,967	4,281,010
Net assets, beginning		6,199,492	1,918,482
Net assets, ending		$25,688,459	$6,199,492

Units sold		15,509,228	3,426,507
Units redeemed		(3,632,928)	(1,543,054)
Net increase (decrease)		11,876,300	1,883,453
Units outstanding, beginning		3,680,150	1,796,697
Units outstanding, ending		15,556,450	3,680,150

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,024,000
Cost of units redeemed/account charges			(6,466,750)
Net investment income (loss)			81,371
Net realized gain (loss)			776,233
Realized gain distributions			2,987,226
Net change in unrealized appreciation (depreciation)			(2,713,621)
Net assets			$25,688,459

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	15,556	$25,688	1.25%	-2.0%	12/31/2021	$1.67	0	$0	1.00%	-1.7%	12/31/2021	$1.68	0	$0	0.75%	-1.5%
12/31/2020	1.68	3,680	6,199	1.25%	57.8%	12/31/2020	1.70	0	0	1.00%	58.2%	12/31/2020	1.71	0	0	0.75%	58.6%
12/31/2019	1.07	1,797	1,918	1.25%	29.9%	12/31/2019	1.07	0	0	1.00%	30.2%	12/31/2019	1.08	0	0	0.75%	30.5%
12/31/2018	0.82	10	9	1.25%	-17.8%	12/31/2018	0.82	0	0	1.00%	-17.7%	12/31/2018	0.82	0	0	0.75%	-17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.70	0	$0	0.50%	-1.2%	12/31/2021	$1.71	0	$0	0.25%	-1.0%	12/31/2021	$1.73	0	$0	0.00%	-0.7%
12/31/2020	1.72	0	0	0.50%	58.9%	12/31/2020	1.73	0	0	0.25%	59.3%	12/31/2020	1.74	0	0	0.00%	59.7%
12/31/2019	1.08	0	0	0.50%	30.8%	12/31/2019	1.08	0	0	0.25%	31.2%	12/31/2019	1.09	0	0	0.00%	31.5%
12/31/2018	0.83	0	0	0.50%	-17.4%	12/31/2018	0.83	0	0	0.25%	-17.3%	12/31/2018	0.83	0	0	0.00%	-17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	0.5%
2019	2.5%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short-Term Federal Fund Admiral Class - 06-3CR (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	1.25%	-1.7%	12/31/2021	$1.06	0	$0	1.00%	-1.5%	12/31/2021	$1.07	0	$0	0.75%	-1.2%
12/31/2020	1.07	0	0	1.25%	3.2%	12/31/2020	1.08	0	0	1.00%	3.4%	12/31/2020	1.09	0	0	0.75%	3.7%
12/31/2019	1.04	0	0	1.25%	2.9%	12/31/2019	1.04	0	0	1.00%	3.2%	12/31/2019	1.05	0	0	0.75%	3.4%
12/31/2018	1.01	0	0	1.25%	1.0%	12/31/2018	1.01	0	0	1.00%	1.1%	12/31/2018	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	0	$0	0.50%	-1.0%	12/31/2021	$1.09	0	$0	0.25%	-0.7%	12/31/2021	$1.10	0	$0	0.00%	-0.5%
12/31/2020	1.09	0	0	0.50%	3.9%	12/31/2020	1.10	0	0	0.25%	4.2%	12/31/2020	1.11	0	0	0.00%	4.5%
12/31/2019	1.05	0	0	0.50%	3.7%	12/31/2019	1.06	0	0	0.25%	3.9%	12/31/2019	1.06	0	0	0.00%	4.2%
12/31/2018	1.01	0	0	0.50%	1.4%	12/31/2018	1.02	0	0	0.25%	1.5%	12/31/2018	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2065 Fund Investor Class - 06-34V

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$488,010	$448,132	15,536
Receivables: investments sold	142
Payables: investments purchased	-
Net assets	$488,152

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$488,152	335,423	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$488,152	335,423

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,018
Mortality & expense charges			(4,474)
Net investment income (loss)			3,544

Gain (loss) on investments:
Net realized gain (loss)			652
Realized gain distributions			1,071
Net change in unrealized appreciation (depreciation)			36,136
Net gain (loss)			37,859

Increase (decrease) in net assets from operations			$41,403

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,544	$241
Net realized gain (loss)		652	713
Realized gain distributions		1,071	39
Net change in unrealized appreciation (depreciation)		36,136	3,427

Increase (decrease) in net assets from operations		41,403	4,420

Contract owner transactions:
Proceeds from units sold		418,349	35,731
Cost of units redeemed		(60)	(17,526)
Account charges		(40)	(121)
Increase (decrease)		418,249	18,084
Net increase (decrease)		459,652	22,504
Net assets, beginning		28,500	5,996
Net assets, ending		$488,152	$28,500

Units sold		312,988	34,338
Units redeemed		(87)	(17,252)
Net increase (decrease)		312,901	17,086
Units outstanding, beginning		22,522	5,436
Units outstanding, ending		335,423	22,522

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$460,951
Cost of units redeemed/account charges			(18,887)
Net investment income (loss)			3,871
Net realized gain (loss)			1,229
Realized gain distributions			1,110
Net change in unrealized appreciation (depreciation)			39,878
Net assets			$488,152

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	335	$488	1.25%	15.0%	12/31/2021	$1.47	0	$0	1.00%	15.3%	12/31/2021	$1.48	0	$0	0.75%	15.6%
12/31/2020	1.27	23	29	1.25%	14.7%	12/31/2020	1.27	0	0	1.00%	15.0%	12/31/2020	1.28	0	0	0.75%	15.3%
12/31/2019	1.10	5	6	1.25%	23.4%	12/31/2019	1.11	0	0	1.00%	23.7%	12/31/2019	1.11	0	0	0.75%	24.0%
12/31/2018	0.89	0	0	1.25%	-10.6%	12/31/2018	0.90	0	0	1.00%	-10.5%	12/31/2018	0.90	0	0	0.75%	-10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.50	0	$0	0.50%	15.9%	12/31/2021	$1.51	0	$0	0.25%	16.2%	12/31/2021	$1.53	0	$0	0.00%	16.5%
12/31/2020	1.29	0	0	0.50%	15.6%	12/31/2020	1.30	0	0	0.25%	15.9%	12/31/2020	1.31	0	0	0.00%	16.2%
12/31/2019	1.12	0	0	0.50%	24.3%	12/31/2019	1.12	0	0	0.25%	24.7%	12/31/2019	1.13	0	0	0.00%	25.0%
12/31/2018	0.90	0	0	0.50%	-10.1%	12/31/2018	0.90	0	0	0.25%	-9.9%	12/31/2018	0.90	0	0	0.00%	-9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.1%
2020	2.4%
2019	3.4%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$727,614	$708,064	18,511
Receivables: investments sold	-
Payables: investments purchased	(484)
Net assets	$727,130

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$727,130	510,402	$1.42
Band 100	-	-	1.43
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$727,130	510,402

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,141
Mortality & expense charges			(2,613)
Net investment income (loss)			3,528

Gain (loss) on investments:
Net realized gain (loss)			8,765
Realized gain distributions			25,109
Net change in unrealized appreciation (depreciation)			10,810
Net gain (loss)			44,684

Increase (decrease) in net assets from operations			$48,212

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,528	$584
Net realized gain (loss)		8,765	14
Realized gain distributions		25,109	1,061
Net change in unrealized appreciation (depreciation)		10,810	8,740

Increase (decrease) in net assets from operations		48,212	10,399

Contract owner transactions:
Proceeds from units sold		624,923	79,605
Cost of units redeemed		(35,541)	-
Account charges		(390)	(78)
Increase (decrease)		588,992	79,527
Net increase (decrease)		637,204	89,926
Net assets, beginning		89,926	-
Net assets, ending		$727,130	$89,926

Units sold		458,683	77,890
Units redeemed		(26,103)	(68)
Net increase (decrease)		432,580	77,822
Units outstanding, beginning		77,822	-
Units outstanding, ending		510,402	77,822

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$704,528
Cost of units redeemed/account charges			(36,009)
Net investment income (loss)			4,112
Net realized gain (loss)			8,779
Realized gain distributions			26,170
Net change in unrealized appreciation (depreciation)			19,550
Net assets			$727,130

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	510	$727	1.25%	23.3%	12/31/2021	$1.43	0	$0	1.00%	23.6%	12/31/2021	$1.44	0	$0	0.75%	23.9%
12/31/2020	1.16	78	90	1.25%	10.7%	12/31/2020	1.16	0	0	1.00%	10.9%	12/31/2020	1.16	0	0	0.75%	11.2%
12/31/2019	1.04	0	0	1.25%	4.4%	12/31/2019	1.04	0	0	1.00%	4.5%	12/31/2019	1.05	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.45	0	$0	0.50%	24.2%	12/31/2021	$1.46	0	$0	0.25%	24.5%	12/31/2021	$1.47	0	$0	0.00%	24.8%
12/31/2020	1.17	0	0	0.50%	11.5%	12/31/2020	1.17	0	0	0.25%	11.8%	12/31/2020	1.17	0	0	0.00%	12.1%
12/31/2019	1.05	0	0	0.50%	4.6%	12/31/2019	1.05	0	0	0.25%	4.7%	12/31/2019	1.05	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,678,135	$2,479,139	25,109
Receivables: investments sold	72,604
Payables: investments purchased	-
Net assets	$2,750,739

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,750,739	1,643,169	$1.67
Band 100	-	-	1.68
Band 75	-	-	1.70
Band 50	-	-	1.71
Band 25	-	-	1.72
Band 0	-	-	1.73
Total	$2,750,739	1,643,169

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11,568
Mortality & expense charges			(36,107)
Net investment income (loss)			(24,539)

Gain (loss) on investments:
Net realized gain (loss)			384,018
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			189,206
Net gain (loss)			573,224

Increase (decrease) in net assets from operations			$548,685

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(24,539)	$(12)
Net realized gain (loss)		384,018	296
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		189,206	9,790

Increase (decrease) in net assets from operations		548,685	10,074

Contract owner transactions:
Proceeds from units sold		5,296,812	200,321
Cost of units redeemed		(3,222,356)	(67,603)
Account charges		(15,090)	(104)
Increase (decrease)		2,059,366	132,614
Net increase (decrease)		2,608,051	142,688
Net assets, beginning		142,688	-
Net assets, ending		$2,750,739	$142,688

Units sold		3,594,072	154,163
Units redeemed		(2,052,315)	(52,751)
Net increase (decrease)		1,541,757	101,412
Units outstanding, beginning		101,412	-
Units outstanding, ending		1,643,169	101,412

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,497,133
Cost of units redeemed/account charges			(3,305,153)
Net investment income (loss)			(24,551)
Net realized gain (loss)			384,314
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			198,996
Net assets			$2,750,739

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.67	1,643	$2,751	1.25%	19.0%	12/31/2021	$1.68	0	$0	1.00%	19.3%	12/31/2021	$1.70	0	$0	0.75%	19.6%
12/31/2020	1.41	101	143	1.25%	32.8%	12/31/2020	1.41	0	0	1.00%	33.1%	12/31/2020	1.42	0	0	0.75%	33.5%
12/31/2019	1.06	0	0	1.25%	5.9%	12/31/2019	1.06	0	0	1.00%	6.1%	12/31/2019	1.06	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	0	$0	0.50%	19.9%	12/31/2021	$1.72	0	$0	0.25%	20.2%	12/31/2021	$1.73	0	$0	0.00%	20.5%
12/31/2020	1.42	0	0	0.50%	33.8%	12/31/2020	1.43	0	0	0.25%	34.1%	12/31/2020	1.43	0	0	0.00%	34.5%
12/31/2019	1.06	0	0	0.50%	6.4%	12/31/2019	1.07	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,706,421	$1,521,075	22,935
Receivables: investments sold	78,879
Payables: investments purchased	-
Net assets	$1,785,300

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,785,300	1,281,136	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$1,785,300	1,281,136

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$23,114
Mortality & expense charges			(13,598)
Net investment income (loss)			9,516

Gain (loss) on investments:
Net realized gain (loss)			53,504
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			148,297
Net gain (loss)			201,801

Increase (decrease) in net assets from operations			$211,317

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,516	$4,870
Net realized gain (loss)		53,504	(6,631)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		148,297	36,213

Increase (decrease) in net assets from operations		211,317	34,452

Contract owner transactions:
Proceeds from units sold		1,717,648	410,480
Cost of units redeemed		(670,328)	(74,871)
Account charges		(609)	(66)
Increase (decrease)		1,046,711	335,543
Net increase (decrease)		1,258,028	369,995
Net assets, beginning		527,272	157,277
Net assets, ending		$1,785,300	$527,272

Units sold		1,341,423	415,475
Units redeemed		(541,424)	(79,675)
Net increase (decrease)		799,999	335,800
Units outstanding, beginning		481,137	145,337
Units outstanding, ending		1,281,136	481,137

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,438,603
Cost of units redeemed/account charges			(900,932)
Net investment income (loss)			15,410
Net realized gain (loss)			46,873
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			185,346
Net assets			$1,785,300

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.39	1,281	$1,785	1.25%	27.2%	12/31/2021	$1.40	0	$0	1.00%	27.5%	12/31/2021	$1.41	0	$0	0.75%	27.8%
12/31/2020	1.10	481	527	1.25%	1.3%	12/31/2020	1.10	0	0	1.00%	1.5%	12/31/2020	1.10	0	0	0.75%	1.8%
12/31/2019	1.08	145	157	1.25%	8.2%	12/31/2019	1.08	0	0	1.00%	8.4%	12/31/2019	1.09	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	0.50%	28.1%	12/31/2021	$1.43	0	$0	0.25%	28.4%	12/31/2021	$1.44	0	$0	0.00%	28.8%
12/31/2020	1.11	0	0	0.50%	2.0%	12/31/2020	1.11	0	0	0.25%	2.3%	12/31/2020	1.12	0	0	0.00%	2.5%
12/31/2019	1.09	0	0	0.50%	8.6%	12/31/2019	1.09	0	0	0.25%	8.8%	12/31/2019	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	2.4%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard FTSE Social Index Fund Admiral Class - 06-3WM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,173,946	$1,019,666	25,235
Receivables: investments sold	-
Payables: investments purchased	(1,737)
Net assets	$1,172,209

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,172,209	682,212	$1.72
Band 100	-	-	1.73
Band 75	-	-	1.74
Band 50	-	-	1.75
Band 25	-	-	1.77
Band 0	-	-	1.78
Total	$1,172,209	682,212

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,465
Mortality & expense charges			(5,386)
Net investment income (loss)			(921)

Gain (loss) on investments:
Net realized gain (loss)			5,390
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			98,338
Net gain (loss)			103,728

Increase (decrease) in net assets from operations			$102,807

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(921)	$479
Net realized gain (loss)		5,390	490
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		98,338	46,255

Increase (decrease) in net assets from operations		102,807	47,224

Contract owner transactions:
Proceeds from units sold		816,324	108,325
Cost of units redeemed		(22,851)	(7,191)
Account charges		(873)	(465)
Increase (decrease)		792,600	100,669
Net increase (decrease)		895,407	147,893
Net assets, beginning		276,802	128,909
Net assets, ending		$1,172,209	$276,802

Units sold		494,213	95,511
Units redeemed		(15,185)	(6,957)
Net increase (decrease)		479,028	88,554
Units outstanding, beginning		203,184	114,630
Units outstanding, ending		682,212	203,184

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,055,062
Cost of units redeemed/account charges			(42,901)
Net investment income (loss)			(28)
Net realized gain (loss)			5,796
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			154,280
Net assets			$1,172,209

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.72	682	$1,172	1.25%	26.1%	12/31/2021	$1.73	0	$0	1.00%	26.4%	12/31/2021	$1.74	0	$0	0.75%	26.8%
12/31/2020	1.36	203	277	1.25%	21.1%	12/31/2020	1.37	0	0	1.00%	21.4%	12/31/2020	1.37	0	0	0.75%	21.7%
12/31/2019	1.12	115	129	1.25%	12.5%	12/31/2019	1.13	0	0	1.00%	12.6%	12/31/2019	1.13	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.75	0	$0	0.50%	27.1%	12/31/2021	$1.77	0	$0	0.25%	27.4%	12/31/2021	$1.78	0	$0	0.00%	27.7%
12/31/2020	1.38	0	0	0.50%	22.1%	12/31/2020	1.39	0	0	0.25%	22.4%	12/31/2020	1.39	0	0	0.00%	22.7%
12/31/2019	1.13	0	0	0.50%	13.0%	12/31/2019	1.13	0	0	0.25%	13.2%	12/31/2019	1.13	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	1.5%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short Term Federal Fund Investor Class - 06-305

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$371,796	$373,327	34,482
Receivables: investments sold	269
Payables: investments purchased	-
Net assets	$372,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$372,065	197,314	$1.89
Band 100	-	-	1.97
Band 75	-	-	2.07
Band 50	-	-	2.16
Band 25	-	-	2.26
Band 0	-	-	2.63
Total	$372,065	197,314

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,931
Mortality & expense charges			(7,893)
Net investment income (loss)			(4,962)

Gain (loss) on investments:
Net realized gain (loss)			2,673
Realized gain distributions			4,735
Net change in unrealized appreciation (depreciation)			(13,656)
Net gain (loss)			(6,248)

Increase (decrease) in net assets from operations			$(11,210)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,962)	$10
Net realized gain (loss)		2,673	3,067
Realized gain distributions		4,735	2,552
Net change in unrealized appreciation (depreciation)		(13,656)	11,308

Increase (decrease) in net assets from operations		(11,210)	16,937

Contract owner transactions:
Proceeds from units sold		65,354	266,855
Cost of units redeemed		(353,862)	(131,063)
Account charges		(117)	(127)
Increase (decrease)		(288,625)	135,665
Net increase (decrease)		(299,835)	152,602
Net assets, beginning		671,900	519,298
Net assets, ending		$372,065	$671,900

Units sold		34,283	139,809
Units redeemed		(186,802)	(68,608)
Net increase (decrease)		(152,519)	71,201
Units outstanding, beginning		349,833	278,632
Units outstanding, ending		197,314	349,833

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,153,375
Cost of units redeemed/account charges			(12,050,138)
Net investment income (loss)			97,124
Net realized gain (loss)			22,302
Realized gain distributions			150,933
Net change in unrealized appreciation (depreciation)			(1,531)
Net assets			$372,065

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.89	197	$372	1.25%	-1.8%	12/31/2021	$1.97	0	$0	1.00%	-1.6%	12/31/2021	$2.07	0	$0	0.75%	-1.3%
12/31/2020	1.92	350	672	1.25%	3.1%	12/31/2020	2.01	0	0	1.00%	3.3%	12/31/2020	2.09	0	0	0.75%	3.6%
12/31/2019	1.86	279	519	1.25%	2.8%	12/31/2019	1.94	0	0	1.00%	3.1%	12/31/2019	2.02	0	0	0.75%	3.3%
12/31/2018	1.81	521	945	1.25%	0.0%	12/31/2018	1.88	0	0	1.00%	0.3%	12/31/2018	1.96	0	0	0.75%	0.5%
12/31/2017	1.81	647	1,173	1.25%	-0.6%	12/31/2017	1.88	0	0	1.00%	-0.3%	12/31/2017	1.95	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.16	0	$0	0.50%	-1.1%	12/31/2021	$2.26	0	$0	0.25%	-0.8%	12/31/2021	$2.63	0	$0	0.00%	-0.6%
12/31/2020	2.19	0	0	0.50%	3.8%	12/31/2020	2.28	0	0	0.25%	4.1%	12/31/2020	2.65	0	0	0.00%	4.3%
12/31/2019	2.11	0	0	0.50%	3.6%	12/31/2019	2.19	0	0	0.25%	3.8%	12/31/2019	2.54	0	0	0.00%	4.1%
12/31/2018	2.03	0	0	0.50%	0.8%	12/31/2018	2.11	0	0	0.25%	1.0%	12/31/2018	2.44	0	0	0.00%	1.3%
12/31/2017	2.02	0	0	0.50%	0.2%	12/31/2017	2.09	0	0	0.25%	0.4%	12/31/2017	2.41	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	1.3%
2019	3.0%
2018	1.8%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard European Stock Index Fund Inst Class - 06-4PP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,676	$39,654	466
Receivables: investments sold	196
Payables: investments purchased	-
Net assets	$39,872

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,872	29,415	$1.36
Band 100	-	-	1.36
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$39,872	29,415

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,635
Mortality & expense charges			(553)
Net investment income (loss)			1,082

Gain (loss) on investments:
Net realized gain (loss)			(1,112)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22
Net gain (loss)			(1,090)

Increase (decrease) in net assets from operations			$(8)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,082	$-
Net realized gain (loss)		(1,112)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		22	-

Increase (decrease) in net assets from operations		(8)	-

Contract owner transactions:
Proceeds from units sold		78,273	-
Cost of units redeemed		(38,389)	-
Account charges		(4)	-
Increase (decrease)		39,880	-
Net increase (decrease)		39,872	-
Net assets, beginning		-	-
Net assets, ending		$39,872	$-

Units sold		58,809	-
Units redeemed		(29,394)	-
Net increase (decrease)		29,415	-
Units outstanding, beginning		-	-
Units outstanding, ending		29,415	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$78,273
Cost of units redeemed/account charges			(38,393)
Net investment income (loss)			1,082
Net realized gain (loss)			(1,112)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22
Net assets			$39,872

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.36	29	$40	1.25%	14.9%	12/31/2021	$1.36	0	$0	1.00%	15.2%	12/31/2021	$1.36	0	$0	0.75%	15.5%
12/31/2020	1.18	0	0	1.25%	18.0%	12/31/2020	1.18	0	0	1.00%	18.0%	12/31/2020	1.18	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.37	0	$0	0.50%	15.7%	12/31/2021	$1.37	0	$0	0.25%	16.0%	12/31/2021	$1.38	0	$0	0.00%	16.3%
12/31/2020	1.18	0	0	0.50%	18.1%	12/31/2020	1.18	0	0	0.25%	18.2%	12/31/2020	1.18	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	8.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Financials Idx Admiral Class - 06-4G7

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,108	$50,523	1,408
Receivables: investments sold	39
Payables: investments purchased	-
Net assets	$68,147

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,147	52,838	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$68,147	52,838

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,259
Mortality & expense charges			(784)
Net investment income (loss)			475

Gain (loss) on investments:
Net realized gain (loss)			169
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,375
Net gain (loss)			16,544

Increase (decrease) in net assets from operations			$17,019

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$475	$293
Net realized gain (loss)		169	4
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,375	1,210

Increase (decrease) in net assets from operations		17,019	1,507

Contract owner transactions:
Proceeds from units sold		571	49,172
Cost of units redeemed		6	(53)
Account charges		-	(75)
Increase (decrease)		577	49,044
Net increase (decrease)		17,596	50,551
Net assets, beginning		50,551	-
Net assets, ending		$68,147	$50,551

Units sold		551	52,493
Units redeemed		(64)	(142)
Net increase (decrease)		487	52,351
Units outstanding, beginning		52,351	-
Units outstanding, ending		52,838	52,351

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$49,743
Cost of units redeemed/account charges			(122)
Net investment income (loss)			768
Net realized gain (loss)			173
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			17,585
Net assets			$68,147

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	53	$68	1.25%	33.6%	12/31/2021	$1.30	0	$0	1.00%	33.9%	12/31/2021	$1.30	0	$0	0.75%	34.2%
12/31/2020	0.97	52	51	1.25%	-3.4%	12/31/2020	0.97	0	0	1.00%	-3.2%	12/31/2020	0.97	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.31	0	$0	0.50%	34.6%	12/31/2021	$1.31	0	$0	0.25%	34.9%	12/31/2021	$1.32	0	$0	0.00%	35.2%
12/31/2020	0.97	0	0	0.50%	-2.8%	12/31/2020	0.97	0	0	0.25%	-2.5%	12/31/2020	0.98	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Growth and Inc Adm Inst Class - 06-4MV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$538,437	$523,961	5,160
Receivables: investments sold	-
Payables: investments purchased	(246)
Net assets	$538,191

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$538,191	345,555	$1.56
Band 100	-	-	1.56
Band 75	-	-	1.57
Band 50	-	-	1.58
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$538,191	345,555

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,780
Mortality & expense charges			(4,602)
Net investment income (loss)			1,178

Gain (loss) on investments:
Net realized gain (loss)			1,015
Realized gain distributions			65,402
Net change in unrealized appreciation (depreciation)			9,375
Net gain (loss)			75,792

Increase (decrease) in net assets from operations			$76,970

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,178	$374
Net realized gain (loss)		1,015	10
Realized gain distributions		65,402	5,278
Net change in unrealized appreciation (depreciation)		9,375	5,101

Increase (decrease) in net assets from operations		76,970	10,763

Contract owner transactions:
Proceeds from units sold		359,703	193,125
Cost of units redeemed		(5,875)	(95,658)
Account charges		(837)	-
Increase (decrease)		352,991	97,467
Net increase (decrease)		429,961	108,230
Net assets, beginning		108,230	-
Net assets, ending		$538,191	$108,230

Units sold		261,740	175,764
Units redeemed		(4,793)	(87,156)
Net increase (decrease)		256,947	88,608
Units outstanding, beginning		88,608	-
Units outstanding, ending		345,555	88,608

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$552,828
Cost of units redeemed/account charges			(102,370)
Net investment income (loss)			1,552
Net realized gain (loss)			1,025
Realized gain distributions			70,680
Net change in unrealized appreciation (depreciation)			14,476
Net assets			$538,191

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	346	$538	1.25%	27.5%	12/31/2021	$1.56	0	$0	1.00%	27.8%	12/31/2021	$1.57	0	$0	0.75%	28.1%
12/31/2020	1.22	89	108	1.25%	22.1%	12/31/2020	1.22	0	0	1.00%	22.3%	12/31/2020	1.22	0	0	0.75%	22.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	0	$0	0.50%	28.5%	12/31/2021	$1.58	0	$0	0.25%	28.8%	12/31/2021	$1.59	0	$0	0.00%	29.1%
12/31/2020	1.23	0	0	0.50%	22.6%	12/31/2020	1.23	0	0	0.25%	22.8%	12/31/2020	1.23	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Health Care Idx Adm Inst Class - 06-4MW (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.40	0	$0	1.25%	19.0%	12/31/2021	$1.40	0	$0	1.00%	19.3%	12/31/2021	$1.41	0	$0	0.75%	19.6%
12/31/2020	1.17	0	0	1.25%	17.5%	12/31/2020	1.18	0	0	1.00%	17.6%	12/31/2020	1.18	0	0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	0.50%	19.9%	12/31/2021	$1.42	0	$0	0.25%	20.2%	12/31/2021	$1.42	0	$0	0.00%	20.5%
12/31/2020	1.18	0	0	0.50%	17.9%	12/31/2020	1.18	0	0	0.25%	18.1%	12/31/2020	1.18	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard High Div Yld Idx Adm Inst Class - 06-4MX (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	1.25%	24.6%	12/31/2021	$1.48	0	$0	1.00%	24.9%	12/31/2021	$1.48	0	$0	0.75%	25.2%
12/31/2020	1.18	0	0	1.25%	18.1%	12/31/2020	1.18	0	0	1.00%	18.2%	12/31/2020	1.18	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	0.50%	25.5%	12/31/2021	$1.49	0	$0	0.25%	25.8%	12/31/2021	$1.50	0	$0	0.00%	26.1%
12/31/2020	1.19	0	0	0.50%	18.5%	12/31/2020	1.19	0	0	0.25%	18.7%	12/31/2020	1.19	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Info Tech Idx Admiral Class - 06-4G9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,799	$43,134	225
Receivables: investments sold	20
Payables: investments purchased	-
Net assets	$52,819

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,819	30,353	$1.74
Band 100	-	-	1.75
Band 75	-	-	1.76
Band 50	-	-	1.77
Band 25	-	-	1.77
Band 0	-	-	1.78
Total	$52,819	30,353

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$278
Mortality & expense charges			(484)
Net investment income (loss)			(206)

Gain (loss) on investments:
Net realized gain (loss)			2,623
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,130
Net gain (loss)			10,753

Increase (decrease) in net assets from operations			$10,547

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(206)	$33
Net realized gain (loss)		2,623	1
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,130	1,535

Increase (decrease) in net assets from operations		10,547	1,569

Contract owner transactions:
Proceeds from units sold		20,306	31,544
Cost of units redeemed		(11,147)	-
Account charges		-	-
Increase (decrease)		9,159	31,544
Net increase (decrease)		19,706	33,113
Net assets, beginning		33,113	-
Net assets, ending		$52,819	$33,113

Units sold		12,601	24,500
Units redeemed		(6,748)	-
Net increase (decrease)		5,853	24,500
Units outstanding, beginning		24,500	-
Units outstanding, ending		30,353	24,500

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$51,850
Cost of units redeemed/account charges			(11,147)
Net investment income (loss)			(173)
Net realized gain (loss)			2,624
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,665
Net assets			$52,819

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.74	30	$53	1.25%	28.8%	12/31/2021	$1.75	0	$0	1.00%	29.1%	12/31/2021	$1.76	0	$0	0.75%	29.4%
12/31/2020	1.35	25	33	1.25%	35.2%	12/31/2020	1.35	0	0	1.00%	35.5%	12/31/2020	1.36	0	0	0.75%	35.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	0	$0	0.50%	29.7%	12/31/2021	$1.77	0	$0	0.25%	30.0%	12/31/2021	$1.78	0	$0	0.00%	30.4%
12/31/2020	1.36	0	0	0.50%	36.1%	12/31/2020	1.36	0	0	0.25%	36.4%	12/31/2020	1.37	0	0	0.00%	36.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Long-Term Treasury Fund Inst Class - 06-4PT (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.94
Band 25	-	-	0.94
Band 0	-	-	0.94
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.93	0	$0	1.25%	-5.8%	12/31/2021	$0.93	0	$0	1.00%	-5.5%	12/31/2021	$0.93	0	$0	0.75%	-5.3%
12/31/2020	0.99	0	0	1.25%	-1.5%	12/31/2020	0.99	0	0	1.00%	-1.4%	12/31/2020	0.99	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.94	0	$0	0.50%	-5.0%	12/31/2021	$0.94	0	$0	0.25%	-4.8%	12/31/2021	$0.94	0	$0	0.00%	-4.6%
12/31/2020	0.99	0	0	0.50%	-1.3%	12/31/2020	0.99	0	0	0.25%	-1.3%	12/31/2020	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,823	$48,632	6,421
Receivables: investments sold	21,333
Payables: investments purchased	-
Net assets	$69,156

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,156	69,294	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$69,156	69,294

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$291
Mortality & expense charges			(218)
Net investment income (loss)			73

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			172
Net change in unrealized appreciation (depreciation)			(809)
Net gain (loss)			(637)

Increase (decrease) in net assets from operations			$(564)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73	$-
Net realized gain (loss)		-	-
Realized gain distributions		172	-
Net change in unrealized appreciation (depreciation)		(809)	-

Increase (decrease) in net assets from operations		(564)	-

Contract owner transactions:
Proceeds from units sold		70,702	-
Cost of units redeemed		(938)	-
Account charges		(44)	-
Increase (decrease)		69,720	-
Net increase (decrease)		69,156	-
Net assets, beginning		-	-
Net assets, ending		$69,156	$-

Units sold		70,267	-
Units redeemed		(973)	-
Net increase (decrease)		69,294	-
Units outstanding, beginning		-	-
Units outstanding, ending		69,294	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$70,702
Cost of units redeemed/account charges			(982)
Net investment income (loss)			73
Net realized gain (loss)			-
Realized gain distributions			172
Net change in unrealized appreciation (depreciation)			(809)
Net assets			$69,156

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.00	69	$69	1.25%	-1.6%	12/31/2021	$1.00	0	$0	1.00%	-1.3%	12/31/2021	$1.01	0	$0	0.75%	-1.1%
12/31/2020	1.01	0	0	1.25%	1.4%	12/31/2020	1.02	0	0	1.00%	1.5%	12/31/2020	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	0.50%	-0.8%	12/31/2021	$1.01	0	$0	0.25%	-0.6%	12/31/2021	$1.02	0	$0	0.00%	-0.3%
12/31/2020	1.02	0	0	0.50%	1.8%	12/31/2020	1.02	0	0	0.25%	1.9%	12/31/2020	1.02	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short-Term Treasury Fund Inst Class - 06-4PR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,250	$37,528	3,506
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$37,242

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,242	38,004	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$37,242	38,004

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$34
Mortality & expense charges			(115)
Net investment income (loss)			(81)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(278)
Net gain (loss)			(278)

Increase (decrease) in net assets from operations			$(359)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(81)	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(278)	-

Increase (decrease) in net assets from operations		(359)	-

Contract owner transactions:
Proceeds from units sold		74,577	-
Cost of units redeemed		(36,939)	-
Account charges		(37)	-
Increase (decrease)		37,601	-
Net increase (decrease)		37,242	-
Net assets, beginning		-	-
Net assets, ending		$37,242	$-

Units sold		75,452	-
Units redeemed		(37,448)	-
Net increase (decrease)		38,004	-
Units outstanding, beginning		-	-
Units outstanding, ending		38,004	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$74,577
Cost of units redeemed/account charges			(36,976)
Net investment income (loss)			(81)
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(278)
Net assets			$37,242

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.98	38	$37	1.25%	-2.0%	12/31/2021	$0.98	0	$0	1.00%	-1.8%	12/31/2021	$0.99	0	$0	0.75%	-1.5%
12/31/2020	1.00	0	0	1.25%	0.0%	12/31/2020	1.00	0	0	1.00%	0.0%	12/31/2020	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-1.3%	12/31/2021	$0.99	0	$0	0.25%	-1.0%	12/31/2021	$0.99	0	$0	0.00%	-0.8%
12/31/2020	1.00	0	0	0.50%	0.1%	12/31/2020	1.00	0	0	0.25%	0.2%	12/31/2020	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Strategic Equity Inv Inv Class - 06-4MY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$181,125	$205,796	4,643
Receivables: investments sold	-
Payables: investments purchased	(1,111)
Net assets	$180,014

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$180,014	106,610	$1.69
Band 100	-	-	1.69
Band 75	-	-	1.70
Band 50	-	-	1.71
Band 25	-	-	1.71
Band 0	-	-	1.72
Total	$180,014	106,610

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,963
Mortality & expense charges			(631)
Net investment income (loss)			1,332

Gain (loss) on investments:
Net realized gain (loss)			1,125
Realized gain distributions			28,959
Net change in unrealized appreciation (depreciation)			(24,671)
Net gain (loss)			5,413

Increase (decrease) in net assets from operations			$6,745

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,332	$-
Net realized gain (loss)		1,125	-
Realized gain distributions		28,959	-
Net change in unrealized appreciation (depreciation)		(24,671)	-

Increase (decrease) in net assets from operations		6,745	-

Contract owner transactions:
Proceeds from units sold		225,266	-
Cost of units redeemed		(51,997)	-
Account charges		-	-
Increase (decrease)		173,269	-
Net increase (decrease)		180,014	-
Net assets, beginning		-	-
Net assets, ending		$180,014	$-

Units sold		138,575	-
Units redeemed		(31,965)	-
Net increase (decrease)		106,610	-
Units outstanding, beginning		-	-
Units outstanding, ending		106,610	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$225,266
Cost of units redeemed/account charges			(51,997)
Net investment income (loss)			1,332
Net realized gain (loss)			1,125
Realized gain distributions			28,959
Net change in unrealized appreciation (depreciation)			(24,671)
Net assets			$180,014

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.69	107	$180	1.25%	29.2%	12/31/2021	$1.69	0	$0	1.00%	29.6%	12/31/2021	$1.70	0	$0	0.75%	29.9%
12/31/2020	1.31	0	0	1.25%	30.7%	12/31/2020	1.31	0	0	1.00%	30.8%	12/31/2020	1.31	0	0	0.75%	31.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.71	0	$0	0.50%	30.2%	12/31/2021	$1.71	0	$0	0.25%	30.5%	12/31/2021	$1.72	0	$0	0.00%	30.9%
12/31/2020	1.31	0	0	0.50%	31.2%	12/31/2020	1.31	0	0	0.25%	31.3%	12/31/2020	1.32	0	0	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Utilities Idx Adm Inst Class - 06-4N7

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,335	$25,315	348
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$27,342

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,342	20,773	$1.32
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.34
Total	$27,342	20,773

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$558
Mortality & expense charges			(210)
Net investment income (loss)			348

Gain (loss) on investments:
Net realized gain (loss)			7
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,020
Net gain (loss)			2,027

Increase (decrease) in net assets from operations			$2,375

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$348	$-
Net realized gain (loss)		7	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,020	-

Increase (decrease) in net assets from operations		2,375	-

Contract owner transactions:
Proceeds from units sold		51,880	-
Cost of units redeemed		(26,866)	-
Account charges		(47)	-
Increase (decrease)		24,967	-
Net increase (decrease)		27,342	-
Net assets, beginning		-	-
Net assets, ending		$27,342	$-

Units sold		43,000	-
Units redeemed		(22,227)	-
Net increase (decrease)		20,773	-
Units outstanding, beginning		-	-
Units outstanding, ending		20,773	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$51,880
Cost of units redeemed/account charges			(26,913)
Net investment income (loss)			348
Net realized gain (loss)			7
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,020
Net assets			$27,342

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	21	$27	1.25%	15.9%	12/31/2021	$1.32	0	$0	1.00%	16.2%	12/31/2021	$1.33	0	$0	0.75%	16.5%
12/31/2020	1.14	0	0	1.25%	13.6%	12/31/2020	1.14	0	0	1.00%	13.7%	12/31/2020	1.14	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.33	0	$0	0.50%	16.8%	12/31/2021	$1.34	0	$0	0.25%	17.1%	12/31/2021	$1.34	0	$0	0.00%	17.3%
12/31/2020	1.14	0	0	0.50%	14.0%	12/31/2020	1.14	0	0	0.25%	14.2%	12/31/2020	1.14	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Commodity Strat Adm Inst Class - 06-4XX (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	0	$0	1.25%	6.5%	12/31/2021	$1.07	0	$0	1.00%	6.6%	12/31/2021	$1.07	0	$0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	0	$0	0.50%	6.9%	12/31/2021	$1.07	0	$0	0.25%	7.0%	12/31/2021	$1.07	0	$0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Consmr Disc Idx Adm Inst Class - 06-4Y3 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	0	$0	1.25%	7.4%	12/31/2021	$1.08	0	$0	1.00%	7.5%	12/31/2021	$1.08	0	$0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	0	$0	0.50%	7.8%	12/31/2021	$1.08	0	$0	0.25%	7.9%	12/31/2021	$1.08	0	$0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Consmr Stpls Idx Adm Inst Class - 06-4XY (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	0	$0	1.25%	9.8%	12/31/2021	$1.10	0	$0	1.00%	10.0%	12/31/2021	$1.10	0	$0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	0	$0	0.50%	10.2%	12/31/2021	$1.10	0	$0	0.25%	10.3%	12/31/2021	$1.10	0	$0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Industrials Index Adm Inst Class - 06-4XW (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.03	0	$0	1.25%	3.4%	12/31/2021	$1.04	0	$0	1.00%	3.6%	12/31/2021	$1.04	0	$0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	0.50%	3.8%	12/31/2021	$1.04	0	$0	0.25%	3.9%	12/31/2021	$1.04	0	$0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Instl Tgt Ret 2020 Inst Class - 06-4RR

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,258,970	$3,248,602	120,095
Receivables: investments sold	20,838
Payables: investments purchased	-
Net assets	$3,279,808

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,279,808	3,125,827	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$3,279,808	3,125,827

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$62,246
Mortality & expense charges			(25,453)
Net investment income (loss)			36,793

Gain (loss) on investments:
Net realized gain (loss)			19,635
Realized gain distributions			65,651
Net change in unrealized appreciation (depreciation)			10,368
Net gain (loss)			95,654

Increase (decrease) in net assets from operations			$132,447

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,793	$-
Net realized gain (loss)		19,635	-
Realized gain distributions		65,651	-
Net change in unrealized appreciation (depreciation)		10,368	-

Increase (decrease) in net assets from operations		132,447	-

Contract owner transactions:
Proceeds from units sold		3,529,851	-
Cost of units redeemed		(378,856)	-
Account charges		(3,634)	-
Increase (decrease)		3,147,361	-
Net increase (decrease)		3,279,808	-
Net assets, beginning		-	-
Net assets, ending		$3,279,808	$-

Units sold		3,491,014	-
Units redeemed		(365,187)	-
Net increase (decrease)		3,125,827	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,125,827	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,529,851
Cost of units redeemed/account charges			(382,490)
Net investment income (loss)			36,793
Net realized gain (loss)			19,635
Realized gain distributions			65,651
Net change in unrealized appreciation (depreciation)			10,368
Net assets			$3,279,808

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	3,126	$3,280	1.25%	4.9%	12/31/2021	$1.05	0	$0	1.00%	5.2%	12/31/2021	$1.05	0	$0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	0	$0	0.50%	5.6%	12/31/2021	$1.06	0	$0	0.25%	5.8%	12/31/2021	$1.06	0	$0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Instl Tgt Ret 2030 Inst Class - 06-4RV

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,515,969	$2,438,892	82,123
Receivables: investments sold	1,929
Payables: investments purchased	-
Net assets	$2,517,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,517,898	2,356,170	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$2,517,898	2,356,170

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$40,584
Mortality & expense charges			(17,737)
Net investment income (loss)			22,847

Gain (loss) on investments:
Net realized gain (loss)			10,833
Realized gain distributions			16,749
Net change in unrealized appreciation (depreciation)			77,077
Net gain (loss)			104,659

Increase (decrease) in net assets from operations			$127,506

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,847	$-
Net realized gain (loss)		10,833	-
Realized gain distributions		16,749	-
Net change in unrealized appreciation (depreciation)		77,077	-

Increase (decrease) in net assets from operations		127,506	-

Contract owner transactions:
Proceeds from units sold		2,633,825	-
Cost of units redeemed		(240,902)	-
Account charges		(2,531)	-
Increase (decrease)		2,390,392	-
Net increase (decrease)		2,517,898	-
Net assets, beginning		-	-
Net assets, ending		$2,517,898	$-

Units sold		2,589,341	-
Units redeemed		(233,171)	-
Net increase (decrease)		2,356,170	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,356,170	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,633,825
Cost of units redeemed/account charges			(243,433)
Net investment income (loss)			22,847
Net realized gain (loss)			10,833
Realized gain distributions			16,749
Net change in unrealized appreciation (depreciation)			77,077
Net assets			$2,517,898

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	2,356	$2,518	1.25%	6.9%	12/31/2021	$1.07	0	$0	1.00%	7.1%	12/31/2021	$1.07	0	$0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	0	$0	0.50%	7.6%	12/31/2021	$1.08	0	$0	0.25%	7.8%	12/31/2021	$1.08	0	$0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Instl Trgt Retire 2015 Instl Class - 06-4RP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,104,792	$1,130,998	44,830
Receivables: investments sold	726
Payables: investments purchased	-
Net assets	$1,105,518

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,105,518	1,069,058	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$1,105,518	1,069,058

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$23,000
Mortality & expense charges			(7,804)
Net investment income (loss)			15,196

Gain (loss) on investments:
Net realized gain (loss)			6,963
Realized gain distributions			33,417
Net change in unrealized appreciation (depreciation)			(26,206)
Net gain (loss)			14,174

Increase (decrease) in net assets from operations			$29,370

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,196	$-
Net realized gain (loss)		6,963	-
Realized gain distributions		33,417	-
Net change in unrealized appreciation (depreciation)		(26,206)	-

Increase (decrease) in net assets from operations		29,370	-

Contract owner transactions:
Proceeds from units sold		1,255,263	-
Cost of units redeemed		(178,190)	-
Account charges		(925)	-
Increase (decrease)		1,076,148	-
Net increase (decrease)		1,105,518	-
Net assets, beginning		-	-
Net assets, ending		$1,105,518	$-

Units sold		1,242,497	-
Units redeemed		(173,439)	-
Net increase (decrease)		1,069,058	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,069,058	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,255,263
Cost of units redeemed/account charges			(179,115)
Net investment income (loss)			15,196
Net realized gain (loss)			6,963
Realized gain distributions			33,417
Net change in unrealized appreciation (depreciation)			(26,206)
Net assets			$1,105,518

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.03	1,069	$1,106	1.25%	3.4%	12/31/2021	$1.04	0	$0	1.00%	3.6%	12/31/2021	$1.04	0	$0	0.75%	3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	0.50%	4.1%	12/31/2021	$1.04	0	$0	0.25%	4.3%	12/31/2021	$1.05	0	$0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Instl Trgt Retire 2025 Instl Class - 06-4RT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,129,259	$3,073,891	106,666
Receivables: investments sold	2,481
Payables: investments purchased	-
Net assets	$3,131,740

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,131,740	2,956,823	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$3,131,740	2,956,823

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$52,184
Mortality & expense charges			(22,809)
Net investment income (loss)			29,375

Gain (loss) on investments:
Net realized gain (loss)			26,194
Realized gain distributions			33,106
Net change in unrealized appreciation (depreciation)			55,368
Net gain (loss)			114,668

Increase (decrease) in net assets from operations			$144,043

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$29,375	$-
Net realized gain (loss)		26,194	-
Realized gain distributions		33,106	-
Net change in unrealized appreciation (depreciation)		55,368	-

Increase (decrease) in net assets from operations		144,043	-

Contract owner transactions:
Proceeds from units sold		3,631,569	-
Cost of units redeemed		(640,762)	-
Account charges		(3,110)	-
Increase (decrease)		2,987,697	-
Net increase (decrease)		3,131,740	-
Net assets, beginning		-	-
Net assets, ending		$3,131,740	$-

Units sold		3,580,191	-
Units redeemed		(623,368)	-
Net increase (decrease)		2,956,823	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,956,823	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,631,569
Cost of units redeemed/account charges			(643,872)
Net investment income (loss)			29,375
Net realized gain (loss)			26,194
Realized gain distributions			33,106
Net change in unrealized appreciation (depreciation)			55,368
Net assets			$3,131,740

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.06	2,957	$3,132	1.25%	5.9%	12/31/2021	$1.06	0	$0	1.00%	6.1%	12/31/2021	$1.06	0	$0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	0	$0	0.50%	6.6%	12/31/2021	$1.07	0	$0	0.25%	6.8%	12/31/2021	$1.07	0	$0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Instl Trgt Retire 2035 Instl Class - 06-4RW

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,309,927	$4,146,236	133,200
Receivables: investments sold	-
Payables: investments purchased	(75,476)
Net assets	$4,234,451

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,234,451	3,926,165	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$4,234,451	3,926,165

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$70,766
Mortality & expense charges			(30,392)
Net investment income (loss)			40,374

Gain (loss) on investments:
Net realized gain (loss)			13,498
Realized gain distributions			23,513
Net change in unrealized appreciation (depreciation)			163,691
Net gain (loss)			200,702

Increase (decrease) in net assets from operations			$241,076

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,374	$-
Net realized gain (loss)		13,498	-
Realized gain distributions		23,513	-
Net change in unrealized appreciation (depreciation)		163,691	-

Increase (decrease) in net assets from operations		241,076	-

Contract owner transactions:
Proceeds from units sold		4,302,794	-
Cost of units redeemed		(305,364)	-
Account charges		(4,055)	-
Increase (decrease)		3,993,375	-
Net increase (decrease)		4,234,451	-
Net assets, beginning		-	-
Net assets, ending		$4,234,451	$-

Units sold		4,217,259	-
Units redeemed		(291,094)	-
Net increase (decrease)		3,926,165	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,926,165	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,302,794
Cost of units redeemed/account charges			(309,419)
Net investment income (loss)			40,374
Net realized gain (loss)			13,498
Realized gain distributions			23,513
Net change in unrealized appreciation (depreciation)			163,691
Net assets			$4,234,451

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	3,926	$4,234	1.25%	7.9%	12/31/2021	$1.08	0	$0	1.00%	8.1%	12/31/2021	$1.08	0	$0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	0	$0	0.50%	8.6%	12/31/2021	$1.09	0	$0	0.25%	8.8%	12/31/2021	$1.09	0	$0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Instl Trgt Retire 2040 Instl Class - 06-4RX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,649,086	$5,438,499	171,366
Receivables: investments sold	4,282
Payables: investments purchased	-
Net assets	$5,653,368

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,653,368	5,196,187	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$5,653,368	5,196,187

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$94,413
Mortality & expense charges			(37,884)
Net investment income (loss)			56,529

Gain (loss) on investments:
Net realized gain (loss)			11,873
Realized gain distributions			20,919
Net change in unrealized appreciation (depreciation)			210,587
Net gain (loss)			243,379

Increase (decrease) in net assets from operations			$299,908

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$56,529	$-
Net realized gain (loss)		11,873	-
Realized gain distributions		20,919	-
Net change in unrealized appreciation (depreciation)		210,587	-

Increase (decrease) in net assets from operations		299,908	-

Contract owner transactions:
Proceeds from units sold		5,518,061	-
Cost of units redeemed		(159,804)	-
Account charges		(4,797)	-
Increase (decrease)		5,353,460	-
Net increase (decrease)		5,653,368	-
Net assets, beginning		-	-
Net assets, ending		$5,653,368	$-

Units sold		5,349,377	-
Units redeemed		(153,190)	-
Net increase (decrease)		5,196,187	-
Units outstanding, beginning		-	-
Units outstanding, ending		5,196,187	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,518,061
Cost of units redeemed/account charges			(164,601)
Net investment income (loss)			56,529
Net realized gain (loss)			11,873
Realized gain distributions			20,919
Net change in unrealized appreciation (depreciation)			210,587
Net assets			$5,653,368

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.09	5,196	$5,653	1.25%	8.8%	12/31/2021	$1.09	0	$0	1.00%	9.0%	12/31/2021	$1.09	0	$0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	0	$0	0.50%	9.5%	12/31/2021	$1.10	0	$0	0.25%	9.7%	12/31/2021	$1.10	0	$0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Instl Trgt Retire 2045 Instl Class - 06-4RY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,046,771	$4,818,958	148,241
Receivables: investments sold	3,819
Payables: investments purchased	-
Net assets	$5,050,590

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,050,590	4,603,167	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$5,050,590	4,603,167

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$85,956
Mortality & expense charges			(34,671)
Net investment income (loss)			51,285

Gain (loss) on investments:
Net realized gain (loss)			15,114
Realized gain distributions			14,432
Net change in unrealized appreciation (depreciation)			227,813
Net gain (loss)			257,359

Increase (decrease) in net assets from operations			$308,644

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$51,285	$-
Net realized gain (loss)		15,114	-
Realized gain distributions		14,432	-
Net change in unrealized appreciation (depreciation)		227,813	-

Increase (decrease) in net assets from operations		308,644	-

Contract owner transactions:
Proceeds from units sold		4,979,394	-
Cost of units redeemed		(232,646)	-
Account charges		(4,802)	-
Increase (decrease)		4,741,946	-
Net increase (decrease)		5,050,590	-
Net assets, beginning		-	-
Net assets, ending		$5,050,590	$-

Units sold		4,825,470	-
Units redeemed		(222,303)	-
Net increase (decrease)		4,603,167	-
Units outstanding, beginning		-	-
Units outstanding, ending		4,603,167	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,979,394
Cost of units redeemed/account charges			(237,448)
Net investment income (loss)			51,285
Net realized gain (loss)			15,114
Realized gain distributions			14,432
Net change in unrealized appreciation (depreciation)			227,813
Net assets			$5,050,590

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	4,603	$5,051	1.25%	9.7%	12/31/2021	$1.10	0	$0	1.00%	10.0%	12/31/2021	$1.10	0	$0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	0	$0	0.50%	10.4%	12/31/2021	$1.11	0	$0	0.25%	10.7%	12/31/2021	$1.11	0	$0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Instl Trgt Retire 2050 Instl Class - 06-4T3

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,813,220	$3,647,765	113,692
Receivables: investments sold	81,880
Payables: investments purchased	-
Net assets	$3,895,100

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,895,100	3,542,939	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$3,895,100	3,542,939

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$64,730
Mortality & expense charges			(24,161)
Net investment income (loss)			40,569

Gain (loss) on investments:
Net realized gain (loss)			3,121
Realized gain distributions			9,702
Net change in unrealized appreciation (depreciation)			165,455
Net gain (loss)			178,278

Increase (decrease) in net assets from operations			$218,847

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,569	$-
Net realized gain (loss)		3,121	-
Realized gain distributions		9,702	-
Net change in unrealized appreciation (depreciation)		165,455	-

Increase (decrease) in net assets from operations		218,847	-

Contract owner transactions:
Proceeds from units sold		3,714,462	-
Cost of units redeemed		(34,923)	-
Account charges		(3,286)	-
Increase (decrease)		3,676,253	-
Net increase (decrease)		3,895,100	-
Net assets, beginning		-	-
Net assets, ending		$3,895,100	$-

Units sold		3,579,773	-
Units redeemed		(36,834)	-
Net increase (decrease)		3,542,939	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,542,939	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,714,462
Cost of units redeemed/account charges			(38,209)
Net investment income (loss)			40,569
Net realized gain (loss)			3,121
Realized gain distributions			9,702
Net change in unrealized appreciation (depreciation)			165,455
Net assets			$3,895,100

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	3,543	$3,895	1.25%	9.9%	12/31/2021	$1.10	0	$0	1.00%	10.2%	12/31/2021	$1.10	0	$0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	0.50%	10.7%	12/31/2021	$1.11	0	$0	0.25%	10.9%	12/31/2021	$1.11	0	$0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Instl Trgt Retire 2055 Instl Class - 06-4T4

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,199,768	$2,112,460	64,092
Receivables: investments sold	1,819
Payables: investments purchased	-
Net assets	$2,201,587

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,201,587	2,003,034	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$2,201,587	2,003,034

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$36,697
Mortality & expense charges			(13,723)
Net investment income (loss)			22,974

Gain (loss) on investments:
Net realized gain (loss)			4,140
Realized gain distributions			5,527
Net change in unrealized appreciation (depreciation)			87,308
Net gain (loss)			96,975

Increase (decrease) in net assets from operations			$119,949

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,974	$-
Net realized gain (loss)		4,140	-
Realized gain distributions		5,527	-
Net change in unrealized appreciation (depreciation)		87,308	-

Increase (decrease) in net assets from operations		119,949	-

Contract owner transactions:
Proceeds from units sold		2,160,844	-
Cost of units redeemed		(77,223)	-
Account charges		(1,983)	-
Increase (decrease)		2,081,638	-
Net increase (decrease)		2,201,587	-
Net assets, beginning		-	-
Net assets, ending		$2,201,587	$-

Units sold		2,077,869	-
Units redeemed		(74,835)	-
Net increase (decrease)		2,003,034	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,003,034	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,160,844
Cost of units redeemed/account charges			(79,206)
Net investment income (loss)			22,974
Net realized gain (loss)			4,140
Realized gain distributions			5,527
Net change in unrealized appreciation (depreciation)			87,308
Net assets			$2,201,587

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	2,003	$2,202	1.25%	9.9%	12/31/2021	$1.10	0	$0	1.00%	10.1%	12/31/2021	$1.10	0	$0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	0.50%	10.6%	12/31/2021	$1.11	0	$0	0.25%	10.9%	12/31/2021	$1.11	0	$0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Instl Trgt Retire 2060 Instl Class - 06-4T6

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$774,145	$748,714	22,460
Receivables: investments sold	527
Payables: investments purchased	-
Net assets	$774,672

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$774,672	704,830	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$774,672	704,830

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$12,603
Mortality & expense charges			(4,586)
Net investment income (loss)			8,017

Gain (loss) on investments:
Net realized gain (loss)			2,282
Realized gain distributions			1,549
Net change in unrealized appreciation (depreciation)			25,431
Net gain (loss)			29,262

Increase (decrease) in net assets from operations			$37,279

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,017	$-
Net realized gain (loss)		2,282	-
Realized gain distributions		1,549	-
Net change in unrealized appreciation (depreciation)		25,431	-

Increase (decrease) in net assets from operations		37,279	-

Contract owner transactions:
Proceeds from units sold		787,678	-
Cost of units redeemed		(48,929)	-
Account charges		(1,356)	-
Increase (decrease)		737,393	-
Net increase (decrease)		774,672	-
Net assets, beginning		-	-
Net assets, ending		$774,672	$-

Units sold		751,775	-
Units redeemed		(46,945)	-
Net increase (decrease)		704,830	-
Units outstanding, beginning		-	-
Units outstanding, ending		704,830	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$787,678
Cost of units redeemed/account charges			(50,285)
Net investment income (loss)			8,017
Net realized gain (loss)			2,282
Realized gain distributions			1,549
Net change in unrealized appreciation (depreciation)			25,431
Net assets			$774,672

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	705	$775	1.25%	9.9%	12/31/2021	$1.10	0	$0	1.00%	10.1%	12/31/2021	$1.10	0	$0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	0.50%	10.6%	12/31/2021	$1.11	0	$0	0.25%	10.9%	12/31/2021	$1.11	0	$0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Instl Trgt Retire 2065 Instl Class - 06-4T7

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,767	$25,513	815
Receivables: investments sold	20
Payables: investments purchased	-
Net assets	$25,787

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,787	23,459	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$25,787	23,459

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$392
Mortality & expense charges			(95)
Net investment income (loss)			297

Gain (loss) on investments:
Net realized gain (loss)			15
Realized gain distributions			39
Net change in unrealized appreciation (depreciation)			254
Net gain (loss)			308

Increase (decrease) in net assets from operations			$605

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$297	$-
Net realized gain (loss)		15	-
Realized gain distributions		39	-
Net change in unrealized appreciation (depreciation)		254	-

Increase (decrease) in net assets from operations		605	-

Contract owner transactions:
Proceeds from units sold		25,688	-
Cost of units redeemed		(412)	-
Account charges		(94)	-
Increase (decrease)		25,182	-
Net increase (decrease)		25,787	-
Net assets, beginning		-	-
Net assets, ending		$25,787	$-

Units sold		23,923	-
Units redeemed		(464)	-
Net increase (decrease)		23,459	-
Units outstanding, beginning		-	-
Units outstanding, ending		23,459	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$25,688
Cost of units redeemed/account charges			(506)
Net investment income (loss)			297
Net realized gain (loss)			15
Realized gain distributions			39
Net change in unrealized appreciation (depreciation)			254
Net assets			$25,787

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.10	23	$26	1.25%	9.9%	12/31/2021	$1.10	0	$0	1.00%	10.2%	12/31/2021	$1.10	0	$0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.11	0	$0	0.50%	10.6%	12/31/2021	$1.11	0	$0	0.25%	10.9%	12/31/2021	$1.11	0	$0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Instl Trgt Retire Inc Instl Class - 06-4T9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,933	$26,986	1,090
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$26,954

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,954	26,111	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$26,954	26,111

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$475
Mortality & expense charges			(194)
Net investment income (loss)			281

Gain (loss) on investments:
Net realized gain (loss)			22
Realized gain distributions			397
Net change in unrealized appreciation (depreciation)			(53)
Net gain (loss)			366

Increase (decrease) in net assets from operations			$647

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$281	$-
Net realized gain (loss)		22	-
Realized gain distributions		397	-
Net change in unrealized appreciation (depreciation)		(53)	-

Increase (decrease) in net assets from operations		647	-

Contract owner transactions:
Proceeds from units sold		27,282	-
Cost of units redeemed		(948)	-
Account charges		(27)	-
Increase (decrease)		26,307	-
Net increase (decrease)		26,954	-
Net assets, beginning		-	-
Net assets, ending		$26,954	$-

Units sold		27,059	-
Units redeemed		(948)	-
Net increase (decrease)		26,111	-
Units outstanding, beginning		-	-
Units outstanding, ending		26,111	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$27,282
Cost of units redeemed/account charges			(975)
Net investment income (loss)			281
Net realized gain (loss)			22
Realized gain distributions			397
Net change in unrealized appreciation (depreciation)			(53)
Net assets			$26,954

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.03	26	$27	1.25%	3.2%	12/31/2021	$1.03	0	$0	1.00%	3.5%	12/31/2021	$1.04	0	$0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.04	0	$0	0.50%	3.9%	12/31/2021	$1.04	0	$0	0.25%	4.1%	12/31/2021	$1.04	0	$0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intl Hi Div Yld Adm Inst Class - 06-64K (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.01	0	$0	1.25%	1.4%	12/31/2021	$1.02	0	$0	1.00%	1.5%	12/31/2021	$1.02	0	$0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	0	$0	0.50%	1.6%	12/31/2021	$1.02	0	$0	0.25%	1.7%	12/31/2021	$1.02	0	$0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intl Value Inv Class - 06-4XG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$232,939	$236,491	5,603
Receivables: investments sold	63
Payables: investments purchased	-
Net assets	$233,002

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$233,002	242,413	$0.96
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.97
Band 0	-	-	0.97
Total	$233,002	242,413

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,830
Mortality & expense charges			(133)
Net investment income (loss)			5,697

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			3,868
Net change in unrealized appreciation (depreciation)			(3,552)
Net gain (loss)			314

Increase (decrease) in net assets from operations			$6,011

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,697	$-
Net realized gain (loss)		(2)	-
Realized gain distributions		3,868	-
Net change in unrealized appreciation (depreciation)		(3,552)	-

Increase (decrease) in net assets from operations		6,011	-

Contract owner transactions:
Proceeds from units sold		228,482	-
Cost of units redeemed		(1,491)	-
Account charges		-	-
Increase (decrease)		226,991	-
Net increase (decrease)		233,002	-
Net assets, beginning		-	-
Net assets, ending		$233,002	$-

Units sold		243,996	-
Units redeemed		(1,583)	-
Net increase (decrease)		242,413	-
Units outstanding, beginning		-	-
Units outstanding, ending		242,413	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$228,482
Cost of units redeemed/account charges			(1,491)
Net investment income (loss)			5,697
Net realized gain (loss)			(2)
Realized gain distributions			3,868
Net change in unrealized appreciation (depreciation)			(3,552)
Net assets			$233,002

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.96	242	$233	1.25%	-3.9%	12/31/2021	$0.96	0	$0	1.00%	-3.8%	12/31/2021	$0.96	0	$0	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.97	0	$0	0.50%	-3.5%	12/31/2021	$0.97	0	$0	0.25%	-3.4%	12/31/2021	$0.97	0	$0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard ST Bond Idx Adm Inst Class - 06-4YJ (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	1.25%	-1.5%	12/31/2021	$0.99	0	$0	1.00%	-1.4%	12/31/2021	$0.99	0	$0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.99	0	$0	0.50%	-1.2%	12/31/2021	$0.99	0	$0	0.25%	-1.0%	12/31/2021	$0.99	0	$0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Windsor II Admiral Inst Class - 06-4V3

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$661,884	$675,069	8,086
Receivables: investments sold	143
Payables: investments purchased	-
Net assets	$662,027

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$662,027	573,062	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$662,027	573,062

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,125
Mortality & expense charges			(1,811)
Net investment income (loss)			2,314

Gain (loss) on investments:
Net realized gain (loss)			253
Realized gain distributions			40,851
Net change in unrealized appreciation (depreciation)			(13,185)
Net gain (loss)			27,919

Increase (decrease) in net assets from operations			$30,233

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,314	$-
Net realized gain (loss)		253	-
Realized gain distributions		40,851	-
Net change in unrealized appreciation (depreciation)		(13,185)	-

Increase (decrease) in net assets from operations		30,233	-

Contract owner transactions:
Proceeds from units sold		1,182,020	-
Cost of units redeemed		(549,881)	-
Account charges		(345)	-
Increase (decrease)		631,794	-
Net increase (decrease)		662,027	-
Net assets, beginning		-	-
Net assets, ending		$662,027	$-

Units sold		1,495,418	-
Units redeemed		(922,356)	-
Net increase (decrease)		573,062	-
Units outstanding, beginning		-	-
Units outstanding, ending		573,062	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,182,020
Cost of units redeemed/account charges			(550,226)
Net investment income (loss)			2,314
Net realized gain (loss)			253
Realized gain distributions			40,851
Net change in unrealized appreciation (depreciation)			(13,185)
Net assets			$662,027

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	573	$662	1.25%	15.5%	12/31/2021	$1.16	0	$0	1.00%	15.8%	12/31/2021	$1.16	0	$0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.16	0	$0	0.50%	16.2%	12/31/2021	$1.16	0	$0	0.25%	16.4%	12/31/2021	$1.17	0	$0	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard VIF Small Company Growth Portfolio - 06-119

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,371,103	$26,397,633	1,298,477
Receivables: investments sold	38,541
Payables: investments purchased	-
Net assets	$34,409,644

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,891,783	7,900,923	$4.29
Band 100	-	-	4.42
Band 75	-	-	4.55
Band 50	-	-	4.68
Band 25	-	-	4.82
Band 0	517,861	104,436	4.96
Total	$34,409,644	8,005,359

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$175,736
Mortality & expense charges			(538,572)
Net investment income (loss)			(362,836)

Gain (loss) on investments:
Net realized gain (loss)			6,421,956
Realized gain distributions			2,248,271
Net change in unrealized appreciation (depreciation)			(2,326,015)
Net gain (loss)			6,344,212

Increase (decrease) in net assets from operations			$5,981,376

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(362,836)	$(260,352)
Net realized gain (loss)		6,421,956	(781,729)
Realized gain distributions		2,248,271	3,907,572
Net change in unrealized appreciation (depreciation)		(2,326,015)	7,195,676

Increase (decrease) in net assets from operations		5,981,376	10,061,167

Contract owner transactions:
Proceeds from units sold		6,486,744	11,007,274
Cost of units redeemed		(30,885,238)	(15,595,641)
Account charges		(10,318)	(8,537)
Increase (decrease)		(24,408,812)	(4,596,904)
Net increase (decrease)		(18,427,436)	5,464,263
Net assets, beginning		52,837,080	47,372,817
Net assets, ending		$34,409,644	$52,837,080

Units sold		1,551,923	4,043,463
Units redeemed		(7,427,301)	(5,226,935)
Net increase (decrease)		(5,875,378)	(1,183,472)
Units outstanding, beginning		13,880,737	15,064,209
Units outstanding, ending		8,005,359	13,880,737

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$130,493,185
Cost of units redeemed/account charges			(147,619,549)
Net investment income (loss)			(3,589,730)
Net realized gain (loss)			9,030,752
Realized gain distributions			38,121,516
Net change in unrealized appreciation (depreciation)			7,973,470
Net assets			$34,409,644

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.29	7,901	$33,892	1.25%	12.8%	12/31/2021	$4.42	0	$0	1.00%	13.1%	12/31/2021	$4.55	0	$0	0.75%	13.4%
12/31/2020	3.80	13,788	52,433	1.25%	21.7%	12/31/2020	3.91	0	0	1.00%	22.0%	12/31/2020	4.01	0	0	0.75%	22.3%
12/31/2019	3.13	14,355	44,874	1.25%	26.5%	12/31/2019	3.20	0	0	1.00%	26.8%	12/31/2019	3.28	0	0	0.75%	27.2%
12/31/2018	2.47	18,348	45,333	1.25%	-8.4%	12/31/2018	2.52	0	0	1.00%	-8.2%	12/31/2018	2.58	0	0	0.75%	-8.0%
12/31/2017	2.70	18,575	50,114	1.25%	21.9%	12/31/2017	2.75	0	0	1.00%	22.2%	12/31/2017	2.80	0	0	0.75%	22.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.68	0	$0	0.50%	13.6%	12/31/2021	$4.82	0	$0	0.25%	13.9%	12/31/2021	$4.96	104	$518	0.00%	14.2%
12/31/2020	4.12	0	0	0.50%	22.6%	12/31/2020	4.23	0	0	0.25%	22.9%	12/31/2020	4.34	93	404	0.00%	23.2%
12/31/2019	3.36	0	0	0.50%	27.5%	12/31/2019	3.44	0	0	0.25%	27.8%	12/31/2019	3.52	709	2,499	0.00%	28.1%
12/31/2018	2.64	0	0	0.50%	-7.7%	12/31/2018	2.69	0	0	0.25%	-7.5%	12/31/2018	2.75	589	1,620	0.00%	-7.3%
12/31/2017	2.86	0	0	0.50%	22.9%	12/31/2017	2.91	0	0	0.25%	23.2%	12/31/2017	2.97	424	1,257	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.5%
2019	0.6%
2018	0.4%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard 500 Index Fund Admiral Class - 06-FHY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$145,140,381	$98,156,315	328,573
Receivables: investments sold	-
Payables: investments purchased	(624,107)
Net assets	$144,516,274

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$128,946,247	59,081,250	$2.18
Band 100	-	-	2.21
Band 75	-	-	2.24
Band 50	-	-	2.27
Band 25	-	-	2.30
Band 0	15,570,027	6,696,616	2.33
Total	$144,516,274	65,777,866

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,762,351
Mortality & expense charges			(1,405,773)
Net investment income (loss)			356,578

Gain (loss) on investments:
Net realized gain (loss)			7,230,490
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22,683,343
Net gain (loss)			29,913,833

Increase (decrease) in net assets from operations			$30,270,411

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$356,578	$603,845
Net realized gain (loss)		7,230,490	2,745,518
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		22,683,343	11,899,720

Increase (decrease) in net assets from operations		30,270,411	15,249,083

Contract owner transactions:
Proceeds from units sold		48,021,995	33,665,259
Cost of units redeemed		(32,952,202)	(29,563,810)
Account charges		(198,366)	(108,284)
Increase (decrease)		14,871,427	3,993,165
Net increase (decrease)		45,141,838	19,242,248
Net assets, beginning		99,374,436	80,132,188
Net assets, ending		$144,516,274	$99,374,436

Units sold		27,453,253	24,373,249
Units redeemed		(19,183,081)	(21,116,258)
Net increase (decrease)		8,270,172	3,256,991
Units outstanding, beginning		57,507,694	54,250,703
Units outstanding, ending		65,777,866	57,507,694

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$197,422,478
Cost of units redeemed/account charges			(114,528,621)
Net investment income (loss)			2,330,888
Net realized gain (loss)			12,307,463
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			46,984,066
Net assets			$144,516,274

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.18	59,081	$128,946	1.25%	27.1%	12/31/2021	$2.21	0	$0	1.00%	27.4%	12/31/2021	$2.24	0	$0	0.75%	27.7%
12/31/2020	1.72	50,816	87,282	1.25%	16.9%	12/31/2020	1.74	0	0	1.00%	17.2%	12/31/2020	1.75	0	0	0.75%	17.5%
12/31/2019	1.47	46,937	68,967	1.25%	29.8%	12/31/2019	1.48	0	0	1.00%	30.1%	12/31/2019	1.49	0	0	0.75%	30.5%
12/31/2018	1.13	43,376	49,093	1.25%	-5.6%	12/31/2018	1.14	0	0	1.00%	-5.4%	12/31/2018	1.14	0	0	0.75%	-5.1%
12/31/2017	1.20	12,860	15,422	1.25%	20.3%	12/31/2017	1.20	0	0	1.00%	20.6%	12/31/2017	1.21	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.27	0	$0	0.50%	28.0%	12/31/2021	$2.30	0	$0	0.25%	28.3%	12/31/2021	$2.33	6,697	$15,570	0.00%	28.7%
12/31/2020	1.77	0	0	0.50%	17.8%	12/31/2020	1.79	0	0	0.25%	18.1%	12/31/2020	1.81	6,692	12,092	0.00%	18.4%
12/31/2019	1.50	0	0	0.50%	30.8%	12/31/2019	1.52	0	0	0.25%	31.1%	12/31/2019	1.53	7,314	11,165	0.00%	31.5%
12/31/2018	1.15	0	0	0.50%	-4.9%	12/31/2018	1.16	0	0	0.25%	-4.7%	12/31/2018	1.16	7,915	9,193	0.00%	-4.4%
12/31/2017	1.21	0	0	0.50%	21.2%	12/31/2017	1.21	0	0	0.25%	21.5%	12/31/2017	1.22	8,190	9,953	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.7%
2019	2.1%
2018	1.9%
2017	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Established Value Fund R Class - 06-583

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,055,646	$883,044	22,110
Receivables: investments sold	22,911
Payables: investments purchased	-
Net assets	$1,078,557

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,078,557	335,045	$3.22
Band 100	-	-	3.30
Band 75	-	-	3.38
Band 50	-	-	3.46
Band 25	-	-	3.54
Band 0	-	-	3.63
Total	$1,078,557	335,045

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,651
Mortality & expense charges			(13,297)
Net investment income (loss)			354

Gain (loss) on investments:
Net realized gain (loss)			119,074
Realized gain distributions			66,410
Net change in unrealized appreciation (depreciation)			92,117
Net gain (loss)			277,601

Increase (decrease) in net assets from operations			$277,955

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$354	$(771)
Net realized gain (loss)		119,074	(4,842)
Realized gain distributions		66,410	36,988
Net change in unrealized appreciation (depreciation)		92,117	22,037

Increase (decrease) in net assets from operations		277,955	53,412

Contract owner transactions:
Proceeds from units sold		326,949	283,815
Cost of units redeemed		(463,712)	(498,860)
Account charges		(1,453)	(1,032)
Increase (decrease)		(138,216)	(216,077)
Net increase (decrease)		139,739	(162,665)
Net assets, beginning		938,818	1,101,483
Net assets, ending		$1,078,557	$938,818

Units sold		141,127	134,823
Units redeemed		(182,155)	(228,797)
Net increase (decrease)		(41,028)	(93,974)
Units outstanding, beginning		376,073	470,047
Units outstanding, ending		335,045	376,073

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,973,248
Cost of units redeemed/account charges			(5,000,739)
Net investment income (loss)			(37,581)
Net realized gain (loss)			413,940
Realized gain distributions			557,087
Net change in unrealized appreciation (depreciation)			172,602
Net assets			$1,078,557

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.22	335	$1,079	1.25%	29.6%	12/31/2021	$3.30	0	$0	1.00%	29.9%	12/31/2021	$3.38	0	$0	0.75%	30.2%
12/31/2020	2.48	360	896	1.25%	6.2%	12/31/2020	2.54	0	0	1.00%	6.5%	12/31/2020	2.59	0	0	0.75%	6.8%
12/31/2019	2.34	461	1,078	1.25%	26.5%	12/31/2019	2.38	0	0	1.00%	26.8%	12/31/2019	2.43	0	0	0.75%	27.1%
12/31/2018	1.85	496	917	1.25%	-11.5%	12/31/2018	1.88	0	0	1.00%	-11.3%	12/31/2018	1.91	0	0	0.75%	-11.1%
12/31/2017	2.09	821	1,716	1.25%	14.0%	12/31/2017	2.12	0	0	1.00%	14.3%	12/31/2017	2.15	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.46	0	$0	0.50%	30.5%	12/31/2021	$3.54	0	$0	0.25%	30.9%	12/31/2021	$3.63	0	$0	0.00%	31.2%
12/31/2020	2.65	0	0	0.50%	7.0%	12/31/2020	2.71	0	0	0.25%	7.3%	12/31/2020	2.77	16	43	0.00%	7.6%
12/31/2019	2.48	0	0	0.50%	27.4%	12/31/2019	2.52	0	0	0.25%	27.8%	12/31/2019	2.57	9	23	0.00%	28.1%
12/31/2018	1.94	0	0	0.50%	-10.9%	12/31/2018	1.98	0	0	0.25%	-10.6%	12/31/2018	2.01	7	14	0.00%	-10.4%
12/31/2017	2.18	0	0	0.50%	14.9%	12/31/2017	2.21	0	0	0.25%	15.2%	12/31/2017	2.24	13	29	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	0.9%
2019	1.0%
2018	0.6%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Established Value Fund R6 Class - 06-FMX

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,831,008	$4,585,226	94,895
Receivables: investments sold	-
Payables: investments purchased	(118,497)
Net assets	$4,712,511

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,712,511	2,657,491	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.82
Band 50	-	-	1.84
Band 25	-	-	1.87
Band 0	-	-	1.89
Total	$4,712,511	2,657,491

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$56,295
Mortality & expense charges			(30,679)
Net investment income (loss)			25,616

Gain (loss) on investments:
Net realized gain (loss)			73,512
Realized gain distributions			298,453
Net change in unrealized appreciation (depreciation)			139,449
Net gain (loss)			511,414

Increase (decrease) in net assets from operations			$537,030

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,616	$5,483
Net realized gain (loss)		73,512	(14,146)
Realized gain distributions		298,453	62,431
Net change in unrealized appreciation (depreciation)		139,449	62,532

Increase (decrease) in net assets from operations		537,030	116,300

Contract owner transactions:
Proceeds from units sold		3,115,025	564,912
Cost of units redeemed		(542,409)	(519,632)
Account charges		(865)	(403)
Increase (decrease)		2,571,751	44,877
Net increase (decrease)		3,108,781	161,177
Net assets, beginning		1,603,730	1,442,553
Net assets, ending		$4,712,511	$1,603,730

Units sold		1,803,058	488,907
Units redeemed		(324,077)	(442,757)
Net increase (decrease)		1,478,981	46,150
Units outstanding, beginning		1,178,510	1,132,360
Units outstanding, ending		2,657,491	1,178,510

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,144,736
Cost of units redeemed/account charges			(2,332,637)
Net investment income (loss)			34,843
Net realized gain (loss)			41,855
Realized gain distributions			577,932
Net change in unrealized appreciation (depreciation)			245,782
Net assets			$4,712,511

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.77	2,657	$4,713	1.25%	30.3%	12/31/2021	$1.80	0	$0	1.00%	30.6%	12/31/2021	$1.82	0	$0	0.75%	31.0%
12/31/2020	1.36	1,179	1,604	1.25%	6.8%	12/31/2020	1.37	0	0	1.00%	7.1%	12/31/2020	1.39	0	0	0.75%	7.4%
12/31/2019	1.27	1,132	1,443	1.25%	27.2%	12/31/2019	1.28	0	0	1.00%	27.5%	12/31/2019	1.29	0	0	0.75%	27.9%
12/31/2018	1.00	1,523	1,525	1.25%	-11.1%	12/31/2018	1.01	0	0	1.00%	-10.8%	12/31/2018	1.01	0	0	0.75%	-10.6%
12/31/2017	1.13	935	1,053	1.25%	14.6%	12/31/2017	1.13	0	0	1.00%	14.9%	12/31/2017	1.13	0	0	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.84	0	$0	0.50%	31.3%	12/31/2021	$1.87	0	$0	0.25%	31.6%	12/31/2021	$1.89	0	$0	0.00%	31.9%
12/31/2020	1.40	0	0	0.50%	7.6%	12/31/2020	1.42	0	0	0.25%	7.9%	12/31/2020	1.43	0	0	0.00%	8.2%
12/31/2019	1.30	0	0	0.50%	28.2%	12/31/2019	1.31	0	0	0.25%	28.5%	12/31/2019	1.32	0	0	0.00%	28.8%
12/31/2018	1.02	0	0	0.50%	-10.4%	12/31/2018	1.02	0	0	0.25%	-10.2%	12/31/2018	1.03	0	0	0.00%	-9.9%
12/31/2017	1.14	0	0	0.50%	15.5%	12/31/2017	1.14	0	0	0.25%	15.8%	12/31/2017	1.14	0	0	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	1.4%
2019	1.4%
2018	1.3%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,265	$6,254	119
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$6,261

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,261	3,969	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$6,261	3,969

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$27
Mortality & expense charges			(55)
Net investment income (loss)			(28)

Gain (loss) on investments:
Net realized gain (loss)			263
Realized gain distributions			640
Net change in unrealized appreciation (depreciation)			(89)
Net gain (loss)			814

Increase (decrease) in net assets from operations			$786

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(28)	$(6)
Net realized gain (loss)		263	(6)
Realized gain distributions		640	9
Net change in unrealized appreciation (depreciation)		(89)	239

Increase (decrease) in net assets from operations		786	236

Contract owner transactions:
Proceeds from units sold		4,105	662
Cost of units redeemed		(1,645)	-
Account charges		-	-
Increase (decrease)		2,460	662
Net increase (decrease)		3,246	898
Net assets, beginning		3,015	2,117
Net assets, ending		$6,261	$3,015

Units sold		2,737	647
Units redeemed		(1,138)	-
Net increase (decrease)		1,599	647
Units outstanding, beginning		2,370	1,723
Units outstanding, ending		3,969	2,370

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,805
Cost of units redeemed/account charges			(1,696)
Net investment income (loss)			(40)
Net realized gain (loss)			238
Realized gain distributions			943
Net change in unrealized appreciation (depreciation)			11
Net assets			$6,261

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.58	4	$6	1.25%	24.0%	12/31/2021	$1.60	0	$0	1.00%	24.3%	12/31/2021	$1.62	0	$0	0.75%	24.7%
12/31/2020	1.27	2	3	1.25%	3.5%	12/31/2020	1.28	0	0	1.00%	3.8%	12/31/2020	1.30	0	0	0.75%	4.0%
12/31/2019	1.23	2	2	1.25%	25.4%	12/31/2019	1.24	0	0	1.00%	25.8%	12/31/2019	1.25	0	0	0.75%	26.1%
12/31/2018	0.98	2	2	1.25%	-9.4%	12/31/2018	0.98	0	0	1.00%	-9.2%	12/31/2018	0.99	0	0	0.75%	-8.9%
12/31/2017	1.08	0	0	1.25%	10.5%	12/31/2017	1.08	0	0	1.00%	10.8%	12/31/2017	1.09	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.64	0	$0	0.50%	25.0%	12/31/2021	$1.66	0	$0	0.25%	25.3%	12/31/2021	$1.68	0	$0	0.00%	25.6%
12/31/2020	1.31	0	0	0.50%	4.3%	12/31/2020	1.32	0	0	0.25%	4.6%	12/31/2020	1.34	0	0	0.00%	4.8%
12/31/2019	1.26	0	0	0.50%	26.4%	12/31/2019	1.27	0	0	0.25%	26.7%	12/31/2019	1.28	0	0	0.00%	27.0%
12/31/2018	0.99	0	0	0.50%	-8.7%	12/31/2018	1.00	0	0	0.25%	-8.5%	12/31/2018	1.01	0	0	0.00%	-8.2%
12/31/2017	1.09	0	0	0.50%	11.3%	12/31/2017	1.09	0	0	0.25%	11.6%	12/31/2017	1.10	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.8%
2019	0.9%
2018	1.4%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Trivalent International Small-Cap Fund A Class - 06-GFG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,343)
Net investment income (loss)			(1,343)

Gain (loss) on investments:
Net realized gain (loss)			30,072
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(20,506)
Net gain (loss)			9,566

Increase (decrease) in net assets from operations			$8,223

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,343)	$(1,015)
Net realized gain (loss)		30,072	388
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(20,506)	13,201

Increase (decrease) in net assets from operations		8,223	12,574

Contract owner transactions:
Proceeds from units sold		9,918	9,653
Cost of units redeemed		(117,322)	(3,693)
Account charges		(255)	(331)
Increase (decrease)		(107,659)	5,629
Net increase (decrease)		(99,436)	18,203
Net assets, beginning		99,436	81,233
Net assets, ending		$-	$99,436

Units sold		7,171	9,203
Units redeemed		(84,578)	(3,593)
Net increase (decrease)		(77,407)	5,610
Units outstanding, beginning		77,407	71,797
Units outstanding, ending		-	77,407

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$263,981
Cost of units redeemed/account charges			(276,437)
Net investment income (loss)			(1,882)
Net realized gain (loss)			10,047
Realized gain distributions			4,291
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	1.25%	10.5%	12/31/2021	$1.44	0	$0	1.00%	10.8%	12/31/2021	$1.45	0	$0	0.75%	11.1%
12/31/2020	1.28	77	99	1.25%	13.5%	12/31/2020	1.30	0	0	1.00%	13.8%	12/31/2020	1.31	0	0	0.75%	14.1%
12/31/2019	1.13	72	81	1.25%	25.7%	12/31/2019	1.14	0	0	1.00%	26.0%	12/31/2019	1.15	0	0	0.75%	26.3%
12/31/2018	0.90	214	192	1.25%	-21.5%	12/31/2018	0.90	0	0	1.00%	-21.3%	12/31/2018	0.91	0	0	0.75%	-21.1%
12/31/2017	1.15	0	0	1.25%	14.7%	12/31/2017	1.15	0	0	1.00%	14.8%	12/31/2017	1.15	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.47	0	$0	0.50%	11.4%	12/31/2021	$1.49	0	$0	0.25%	11.7%	12/31/2021	$1.50	0	$0	0.00%	11.9%
12/31/2020	1.32	0	0	0.50%	14.4%	12/31/2020	1.33	0	0	0.25%	14.7%	12/31/2020	1.34	0	0	0.00%	15.0%
12/31/2019	1.15	0	0	0.50%	26.6%	12/31/2019	1.16	0	0	0.25%	26.9%	12/31/2019	1.17	0	0	0.00%	27.3%
12/31/2018	0.91	0	0	0.50%	-20.9%	12/31/2018	0.91	0	0	0.25%	-20.7%	12/31/2018	0.92	0	0	0.00%	-20.5%
12/31/2017	1.15	0	0	0.50%	15.1%	12/31/2017	1.15	0	0	0.25%	15.3%	12/31/2017	1.15	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.9%
2018	1.6%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$262,978	$270,199	15,781
Receivables: investments sold	4,051
Payables: investments purchased	-
Net assets	$267,029

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$267,029	185,605	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.52
Total	$267,029	185,605

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,311
Mortality & expense charges			(2,476)
Net investment income (loss)			1,835

Gain (loss) on investments:
Net realized gain (loss)			19,580
Realized gain distributions			16,400
Net change in unrealized appreciation (depreciation)			(23,025)
Net gain (loss)			12,955

Increase (decrease) in net assets from operations			$14,790

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,835	$(1,050)
Net realized gain (loss)		19,580	7,111
Realized gain distributions		16,400	-
Net change in unrealized appreciation (depreciation)		(23,025)	5,382

Increase (decrease) in net assets from operations		14,790	11,443

Contract owner transactions:
Proceeds from units sold		289,074	39,230
Cost of units redeemed		(126,302)	(86,408)
Account charges		(352)	(133)
Increase (decrease)		162,420	(47,311)
Net increase (decrease)		177,210	(35,868)
Net assets, beginning		89,819	125,687
Net assets, ending		$267,029	$89,819

Units sold		209,111	35,704
Units redeemed		(92,725)	(76,816)
Net increase (decrease)		116,386	(41,112)
Units outstanding, beginning		69,219	110,331
Units outstanding, ending		185,605	69,219

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$738,611
Cost of units redeemed/account charges			(513,386)
Net investment income (loss)			2,611
Net realized gain (loss)			30,009
Realized gain distributions			16,405
Net change in unrealized appreciation (depreciation)			(7,221)
Net assets			$267,029

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.44	186	$267	1.25%	10.9%	12/31/2021	$1.46	0	$0	1.00%	11.2%	12/31/2021	$1.47	0	$0	0.75%	11.4%
12/31/2020	1.30	69	90	1.25%	13.9%	12/31/2020	1.31	0	0	1.00%	14.2%	12/31/2020	1.32	0	0	0.75%	14.5%
12/31/2019	1.14	110	126	1.25%	26.1%	12/31/2019	1.15	0	0	1.00%	26.4%	12/31/2019	1.15	0	0	0.75%	26.7%
12/31/2018	0.90	0	0	1.25%	-21.3%	12/31/2018	0.91	0	0	1.00%	-21.1%	12/31/2018	0.91	0	0	0.75%	-20.9%
12/31/2017	1.15	0	0	1.25%	14.8%	12/31/2017	1.15	0	0	1.00%	15.0%	12/31/2017	1.15	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.49	0	$0	0.50%	11.7%	12/31/2021	$1.51	0	$0	0.25%	12.0%	12/31/2021	$1.52	0	$0	0.00%	12.3%
12/31/2020	1.33	0	0	0.50%	14.8%	12/31/2020	1.34	0	0	0.25%	15.1%	12/31/2020	1.36	0	0	0.00%	15.3%
12/31/2019	1.16	0	0	0.50%	27.1%	12/31/2019	1.17	0	0	0.25%	27.4%	12/31/2019	1.18	0	0	0.00%	27.7%
12/31/2018	0.91	0	0	0.50%	-20.7%	12/31/2018	0.92	0	0	0.25%	-20.5%	12/31/2018	0.92	0	0	0.00%	-20.3%
12/31/2017	1.15	0	0	0.50%	15.3%	12/31/2017	1.15	0	0	0.25%	15.4%	12/31/2017	1.16	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	0.3%
2019	3.7%
2018	2.2%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$352,334	$360,502	14,479
Receivables: investments sold	248
Payables: investments purchased	-
Net assets	$352,582

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$352,582	225,277	$1.57
Band 100	-	-	1.58
Band 75	-	-	1.59
Band 50	-	-	1.60
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$352,582	225,277

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$715
Mortality & expense charges			(491)
Net investment income (loss)			224

Gain (loss) on investments:
Net realized gain (loss)			(35)
Realized gain distributions			15,913
Net change in unrealized appreciation (depreciation)			(8,168)
Net gain (loss)			7,710

Increase (decrease) in net assets from operations			$7,934

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$224	$-
Net realized gain (loss)		(35)	-
Realized gain distributions		15,913	-
Net change in unrealized appreciation (depreciation)		(8,168)	-

Increase (decrease) in net assets from operations		7,934	-

Contract owner transactions:
Proceeds from units sold		691,138	-
Cost of units redeemed		(346,490)	-
Account charges		-	-
Increase (decrease)		344,648	-
Net increase (decrease)		352,582	-
Net assets, beginning		-	-
Net assets, ending		$352,582	$-

Units sold		897,251	-
Units redeemed		(671,974)	-
Net increase (decrease)		225,277	-
Units outstanding, beginning		-	-
Units outstanding, ending		225,277	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$691,138
Cost of units redeemed/account charges			(346,490)
Net investment income (loss)			224
Net realized gain (loss)			(35)
Realized gain distributions			15,913
Net change in unrealized appreciation (depreciation)			(8,168)
Net assets			$352,582

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	225	$353	1.25%	27.3%	12/31/2021	$1.58	0	$0	1.00%	27.6%	12/31/2021	$1.59	0	$0	0.75%	27.9%
12/31/2020	1.23	0	0	1.25%	4.1%	12/31/2020	1.24	0	0	1.00%	4.3%	12/31/2020	1.24	0	0	0.75%	4.6%
12/31/2019	1.18	0	0	1.25%	26.3%	12/31/2019	1.18	0	0	1.00%	26.6%	12/31/2019	1.19	0	0	0.75%	26.9%
12/31/2018	0.94	0	0	1.25%	-6.4%	12/31/2018	0.94	0	0	1.00%	-6.4%	12/31/2018	0.94	0	0	0.75%	-6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.60	0	$0	0.50%	28.2%	12/31/2021	$1.61	0	$0	0.25%	28.5%	12/31/2021	$1.63	0	$0	0.00%	28.9%
12/31/2020	1.25	0	0	0.50%	4.9%	12/31/2020	1.26	0	0	0.25%	5.1%	12/31/2020	1.26	0	0	0.00%	5.4%
12/31/2019	1.19	0	0	0.50%	27.2%	12/31/2019	1.19	0	0	0.25%	27.6%	12/31/2019	1.20	0	0	0.00%	27.9%
12/31/2018	0.94	0	0	0.50%	-6.4%	12/31/2018	0.94	0	0	0.25%	-6.4%	12/31/2018	0.94	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$264	$293	6
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$264

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$264	210	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$264	210

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1
Mortality & expense charges			(161)
Net investment income (loss)			(160)

Gain (loss) on investments:
Net realized gain (loss)			4,730
Realized gain distributions			33
Net change in unrealized appreciation (depreciation)			(1,749)
Net gain (loss)			3,014

Increase (decrease) in net assets from operations			$2,854

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(160)	$10
Net realized gain (loss)		4,730	2
Realized gain distributions		33	-
Net change in unrealized appreciation (depreciation)		(1,749)	1,720

Increase (decrease) in net assets from operations		2,854	1,732

Contract owner transactions:
Proceeds from units sold		61,637	10,552
Cost of units redeemed		(71,660)	(4,770)
Account charges		(59)	(22)
Increase (decrease)		(10,082)	5,760
Net increase (decrease)		(7,228)	7,492
Net assets, beginning		7,492	-
Net assets, ending		$264	$7,492

Units sold		52,265	14,628
Units redeemed		(59,931)	(6,752)
Net increase (decrease)		(7,666)	7,876
Units outstanding, beginning		7,876	-
Units outstanding, ending		210	7,876

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$72,189
Cost of units redeemed/account charges			(76,511)
Net investment income (loss)			(150)
Net realized gain (loss)			4,732
Realized gain distributions			33
Net change in unrealized appreciation (depreciation)			(29)
Net assets			$264

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.26	0	$0	1.25%	32.1%	12/31/2021	$1.27	0	$0	1.00%	32.4%	12/31/2021	$1.28	0	$0	0.75%	32.8%
12/31/2020	0.95	8	7	1.25%	0.1%	12/31/2020	0.96	0	0	1.00%	0.3%	12/31/2020	0.96	0	0	0.75%	0.6%
12/31/2019	0.95	0	0	1.25%	21.7%	12/31/2019	0.95	0	0	1.00%	22.1%	12/31/2019	0.96	0	0	0.75%	22.4%
12/31/2018	0.78	0	0	1.25%	-21.9%	12/31/2018	0.78	0	0	1.00%	-21.9%	12/31/2018	0.78	0	0	0.75%	-21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	33.1%	12/31/2021	$1.30	0	$0	0.25%	33.4%	12/31/2021	$1.31	0	$0	0.00%	33.8%
12/31/2020	0.97	0	0	0.50%	0.8%	12/31/2020	0.97	0	0	0.25%	1.1%	12/31/2020	0.98	0	0	0.00%	1.3%
12/31/2019	0.96	0	0	0.50%	22.7%	12/31/2019	0.96	0	0	0.25%	23.0%	12/31/2019	0.97	0	0	0.00%	23.3%
12/31/2018	0.78	0	0	0.50%	-21.8%	12/31/2018	0.78	0	0	0.25%	-21.7%	12/31/2018	0.78	0	0	0.00%	-21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.9%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory RS Small Cap Growth Fund R6 Class - 06-33C

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$454,461	$553,965	5,786
Receivables: investments sold	4,831
Payables: investments purchased	-
Net assets	$459,292

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$459,292	324,015	$1.42
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$459,292	324,015

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,376)
Net investment income (loss)			(7,376)

Gain (loss) on investments:
Net realized gain (loss)			82,255
Realized gain distributions			60,789
Net change in unrealized appreciation (depreciation)			(186,184)
Net gain (loss)			(43,140)

Increase (decrease) in net assets from operations			$(50,516)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,376)	$(3,708)
Net realized gain (loss)		82,255	8,407
Realized gain distributions		60,789	32,446
Net change in unrealized appreciation (depreciation)		(186,184)	77,834

Increase (decrease) in net assets from operations		(50,516)	114,979

Contract owner transactions:
Proceeds from units sold		770,937	125,108
Cost of units redeemed		(666,898)	(127,475)
Account charges		(2,110)	(1,488)
Increase (decrease)		101,929	(3,855)
Net increase (decrease)		51,413	111,124
Net assets, beginning		407,879	296,755
Net assets, ending		$459,292	$407,879

Units sold		498,548	135,546
Units redeemed		(428,173)	(133,990)
Net increase (decrease)		70,375	1,556
Units outstanding, beginning		253,640	252,084
Units outstanding, ending		324,015	253,640

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,199,004
Cost of units redeemed/account charges			(837,295)
Net investment income (loss)			(13,209)
Net realized gain (loss)			95,209
Realized gain distributions			115,087
Net change in unrealized appreciation (depreciation)			(99,504)
Net assets			$459,292

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	324	$459	1.25%	-11.9%	12/31/2021	$1.43	0	$0	1.00%	-11.6%	12/31/2021	$1.45	0	$0	0.75%	-11.4%
12/31/2020	1.61	254	408	1.25%	36.6%	12/31/2020	1.62	0	0	1.00%	36.9%	12/31/2020	1.63	0	0	0.75%	37.3%
12/31/2019	1.18	252	297	1.25%	36.7%	12/31/2019	1.18	0	0	1.00%	37.0%	12/31/2019	1.19	0	0	0.75%	37.3%
12/31/2018	0.86	21	18	1.25%	-13.9%	12/31/2018	0.86	0	0	1.00%	-13.7%	12/31/2018	0.87	0	0	0.75%	-13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.46	0	$0	0.50%	-11.2%	12/31/2021	$1.47	0	$0	0.25%	-11.0%	12/31/2021	$1.49	0	$0	0.00%	-10.7%
12/31/2020	1.64	0	0	0.50%	37.6%	12/31/2020	1.65	0	0	0.25%	38.0%	12/31/2020	1.67	0	0	0.00%	38.3%
12/31/2019	1.19	0	0	0.50%	37.7%	12/31/2019	1.20	0	0	0.25%	38.0%	12/31/2019	1.20	0	0	0.00%	38.4%
12/31/2018	0.87	0	0	0.50%	-13.3%	12/31/2018	0.87	0	0	0.25%	-13.1%	12/31/2018	0.87	0	0	0.00%	-12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sophus Emerging Markets Fund R6 Class - 06-3R9

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(5)
Net investment income (loss)			(5)

Gain (loss) on investments:
Net realized gain (loss)			394
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(275)
Net gain (loss)			119

Increase (decrease) in net assets from operations			$114

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5)	$5
Net realized gain (loss)		394	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(275)	247

Increase (decrease) in net assets from operations		114	252

Contract owner transactions:
Proceeds from units sold		500	546
Cost of units redeemed		(1,834)	-
Account charges		(1)	(2)
Increase (decrease)		(1,335)	544
Net increase (decrease)		(1,221)	796
Net assets, beginning		1,221	425
Net assets, ending		$-	$1,221

Units sold		340	527
Units redeemed		(1,219)	(2)
Net increase (decrease)		(879)	525
Units outstanding, beginning		879	354
Units outstanding, ending		-	879

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,443
Cost of units redeemed/account charges			(1,837)
Net investment income (loss)			-
Net realized gain (loss)			394
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.32	0	$0	1.25%	-5.1%	12/31/2021	$1.33	0	$0	1.00%	-4.9%	12/31/2021	$1.34	0	$0	0.75%	-4.6%
12/31/2020	1.39	1	1	1.25%	15.8%	12/31/2020	1.40	0	0	1.00%	16.1%	12/31/2020	1.40	0	0	0.75%	16.4%
12/31/2019	1.20	0	0	1.25%	22.0%	12/31/2019	1.20	0	0	1.00%	22.3%	12/31/2019	1.21	0	0	0.75%	22.6%
12/31/2018	0.98	0	0	1.25%	-1.7%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.98	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	0.50%	-4.4%	12/31/2021	$1.36	0	$0	0.25%	-4.2%	12/31/2021	$1.37	0	$0	0.00%	-3.9%
12/31/2020	1.41	0	0	0.50%	16.7%	12/31/2020	1.42	0	0	0.25%	17.0%	12/31/2020	1.43	0	0	0.00%	17.3%
12/31/2019	1.21	0	0	0.50%	22.9%	12/31/2019	1.21	0	0	0.25%	23.2%	12/31/2019	1.22	0	0	0.00%	23.5%
12/31/2018	0.98	0	0	0.50%	-1.6%	12/31/2018	0.98	0	0	0.25%	-1.6%	12/31/2018	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.7%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Trivalent International Fund-Core Equity R6 Class - 06-3RC

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(426)
Net investment income (loss)			(426)

Gain (loss) on investments:
Net realized gain (loss)			10,867
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,359)
Net gain (loss)			5,508

Increase (decrease) in net assets from operations			$5,082

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(426)	$385
Net realized gain (loss)		10,867	(321)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,359)	5,359

Increase (decrease) in net assets from operations		5,082	5,423

Contract owner transactions:
Proceeds from units sold		34,373	79,969
Cost of units redeemed		(119,888)	(4,959)
Account charges		-	-
Increase (decrease)		(85,515)	75,010
Net increase (decrease)		(80,433)	80,433
Net assets, beginning		80,433	-
Net assets, ending		$-	$80,433

Units sold		26,490	69,658
Units redeemed		(91,734)	(4,414)
Net increase (decrease)		(65,244)	65,244
Units outstanding, beginning		65,244	-
Units outstanding, ending		-	65,244

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$114,342
Cost of units redeemed/account charges			(124,847)
Net investment income (loss)			(41)
Net realized gain (loss)			10,546
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.35	0	$0	1.25%	9.1%	12/31/2021	$1.36	0	$0	1.00%	9.4%	12/31/2021	$1.37	0	$0	0.75%	9.7%
12/31/2020	1.23	65	80	1.25%	4.6%	12/31/2020	1.24	0	0	1.00%	4.8%	12/31/2020	1.25	0	0	0.75%	5.1%
12/31/2019	1.18	0	0	1.25%	21.1%	12/31/2019	1.18	0	0	1.00%	21.4%	12/31/2019	1.18	0	0	0.75%	21.7%
12/31/2018	0.97	0	0	1.25%	-2.6%	12/31/2018	0.97	0	0	1.00%	-2.6%	12/31/2018	0.97	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.38	0	$0	0.50%	10.0%	12/31/2021	$1.39	0	$0	0.25%	10.2%	12/31/2021	$1.40	0	$0	0.00%	10.5%
12/31/2020	1.25	0	0	0.50%	5.4%	12/31/2020	1.26	0	0	0.25%	5.6%	12/31/2020	1.26	0	0	0.00%	5.9%
12/31/2019	1.19	0	0	0.50%	22.0%	12/31/2019	1.19	0	0	0.25%	22.3%	12/31/2019	1.19	0	0	0.00%	22.6%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	2.9%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Small Company Opportunity Fund R Class - 06-584

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$650,965	$584,793	13,676
Receivables: investments sold	-
Payables: investments purchased	(112)
Net assets	$650,853

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$650,853	222,642	$2.92
Band 100	-	-	2.99
Band 75	-	-	3.07
Band 50	-	-	3.14
Band 25	-	-	3.22
Band 0	-	-	3.30
Total	$650,853	222,642

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,833)
Net investment income (loss)			(8,833)

Gain (loss) on investments:
Net realized gain (loss)			113,884
Realized gain distributions			77,400
Net change in unrealized appreciation (depreciation)			(29,980)
Net gain (loss)			161,304

Increase (decrease) in net assets from operations			$152,471

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,833)	$(5,395)
Net realized gain (loss)		113,884	(55,132)
Realized gain distributions		77,400	2,369
Net change in unrealized appreciation (depreciation)		(29,980)	66,918

Increase (decrease) in net assets from operations		152,471	8,760

Contract owner transactions:
Proceeds from units sold		229,147	453,888
Cost of units redeemed		(401,266)	(396,098)
Account charges		(778)	(518)
Increase (decrease)		(172,897)	57,272
Net increase (decrease)		(20,426)	66,032
Net assets, beginning		671,279	605,247
Net assets, ending		$650,853	$671,279

Units sold		105,127	229,187
Units redeemed		(165,779)	(208,760)
Net increase (decrease)		(60,652)	20,427
Units outstanding, beginning		283,294	262,867
Units outstanding, ending		222,642	283,294

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,593,022
Cost of units redeemed/account charges			(3,564,377)
Net investment income (loss)			(54,280)
Net realized gain (loss)			276,121
Realized gain distributions			334,195
Net change in unrealized appreciation (depreciation)			66,172
Net assets			$650,853

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.92	223	$651	1.25%	23.4%	12/31/2021	$2.99	0	$0	1.00%	23.7%	12/31/2021	$3.07	0	$0	0.75%	24.0%
12/31/2020	2.37	283	671	1.25%	2.9%	12/31/2020	2.42	0	0	1.00%	3.2%	12/31/2020	2.47	0	0	0.75%	3.4%
12/31/2019	2.30	263	605	1.25%	24.7%	12/31/2019	2.35	0	0	1.00%	25.0%	12/31/2019	2.39	0	0	0.75%	25.3%
12/31/2018	1.85	303	559	1.25%	-9.9%	12/31/2018	1.88	0	0	1.00%	-9.7%	12/31/2018	1.91	0	0	0.75%	-9.5%
12/31/2017	2.05	547	1,121	1.25%	9.9%	12/31/2017	2.08	0	0	1.00%	10.1%	12/31/2017	2.11	0	0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.14	0	$0	0.50%	24.3%	12/31/2021	$3.22	0	$0	0.25%	24.6%	12/31/2021	$3.30	0	$0	0.00%	24.9%
12/31/2020	2.53	0	0	0.50%	3.7%	12/31/2020	2.58	0	0	0.25%	3.9%	12/31/2020	2.64	0	0	0.00%	4.2%
12/31/2019	2.44	0	0	0.50%	25.7%	12/31/2019	2.48	0	0	0.25%	26.0%	12/31/2019	2.53	0	0	0.00%	26.3%
12/31/2018	1.94	0	0	0.50%	-9.2%	12/31/2018	1.97	0	0	0.25%	-9.0%	12/31/2018	2.01	0	0	0.00%	-8.8%
12/31/2017	2.14	0	0	0.50%	10.7%	12/31/2017	2.17	0	0	0.25%	11.0%	12/31/2017	2.20	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.3%
2019	0.3%
2018	0.1%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA Income Stock Fund R6 Class - 06-4NX (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.42
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	1.25%	29.6%	12/31/2021	$1.42	0	$0	1.00%	30.0%	12/31/2021	$1.42	0	$0	0.75%	30.3%
12/31/2020	1.09	0	0	1.25%	8.8%	12/31/2020	1.09	0	0	1.00%	8.9%	12/31/2020	1.09	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	0.50%	30.6%	12/31/2021	$1.43	0	$0	0.25%	30.9%	12/31/2021	$1.43	0	$0	0.00%	31.3%
12/31/2020	1.09	0	0	0.50%	9.1%	12/31/2020	1.09	0	0	0.25%	9.2%	12/31/2020	1.09	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA Intermediate Term Bond Fund R6 Class - 06-4NT

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,559	$25,400	2,319
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$24,561

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,561	24,006	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$24,561	24,006

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$307
Mortality & expense charges			(162)
Net investment income (loss)			145

Gain (loss) on investments:
Net realized gain (loss)			11
Realized gain distributions			629
Net change in unrealized appreciation (depreciation)			(841)
Net gain (loss)			(201)

Increase (decrease) in net assets from operations			$(56)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$145	$-
Net realized gain (loss)		11	-
Realized gain distributions		629	-
Net change in unrealized appreciation (depreciation)		(841)	-

Increase (decrease) in net assets from operations		(56)	-

Contract owner transactions:
Proceeds from units sold		54,364	-
Cost of units redeemed		(29,746)	-
Account charges		(1)	-
Increase (decrease)		24,617	-
Net increase (decrease)		24,561	-
Net assets, beginning		-	-
Net assets, ending		$24,561	$-

Units sold		52,979	-
Units redeemed		(28,973)	-
Net increase (decrease)		24,006	-
Units outstanding, beginning		-	-
Units outstanding, ending		24,006	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$54,364
Cost of units redeemed/account charges			(29,747)
Net investment income (loss)			145
Net realized gain (loss)			11
Realized gain distributions			629
Net change in unrealized appreciation (depreciation)			(841)
Net assets			$24,561

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.02	24	$25	1.25%	-0.1%	12/31/2021	$1.03	0	$0	1.00%	0.1%	12/31/2021	$1.03	0	$0	0.75%	0.4%
12/31/2020	1.02	0	0	1.25%	2.5%	12/31/2020	1.03	0	0	1.00%	2.5%	12/31/2020	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.03	0	$0	0.50%	0.6%	12/31/2021	$1.04	0	$0	0.25%	0.9%	12/31/2021	$1.04	0	$0	0.00%	1.1%
12/31/2020	1.03	0	0	0.50%	2.7%	12/31/2020	1.03	0	0	0.25%	2.8%	12/31/2020	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA International Fund R6 Class - 06-4NW (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.28	0	$0	1.25%	15.1%	12/31/2021	$1.28	0	$0	1.00%	15.4%	12/31/2021	$1.29	0	$0	0.75%	15.7%
12/31/2020	1.11	0	0	1.25%	11.2%	12/31/2020	1.11	0	0	1.00%	11.3%	12/31/2020	1.11	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.29	0	$0	0.50%	16.0%	12/31/2021	$1.30	0	$0	0.25%	16.3%	12/31/2021	$1.30	0	$0	0.00%	16.6%
12/31/2020	1.11	0	0	0.50%	11.5%	12/31/2020	1.12	0	0	0.25%	11.6%	12/31/2020	1.12	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA Nasdaq 100 Index Fund R6 Class - 06-4NV (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.41	0	$0	1.25%	25.6%	12/31/2021	$1.41	0	$0	1.00%	25.9%	12/31/2021	$1.42	0	$0	0.75%	26.2%
12/31/2020	1.12	0	0	1.25%	12.0%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.42	0	$0	0.50%	26.5%	12/31/2021	$1.43	0	$0	0.25%	26.8%	12/31/2021	$1.43	0	$0	0.00%	27.1%
12/31/2020	1.12	0	0	0.50%	12.3%	12/31/2020	1.12	0	0	0.25%	12.4%	12/31/2020	1.12	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Established Value Fund A Class - 06-581

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,120,920	$3,338,539	83,289
Receivables: investments sold	11,068
Payables: investments purchased	-
Net assets	$4,131,988

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,098,777	1,250,287	$3.28
Band 100	-	-	3.36
Band 75	-	-	3.44
Band 50	-	-	3.52
Band 25	-	-	3.61
Band 0	33,211	8,985	3.70
Total	$4,131,988	1,259,272

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$76,249
Mortality & expense charges			(74,504)
Net investment income (loss)			1,745

Gain (loss) on investments:
Net realized gain (loss)			1,183,974
Realized gain distributions			255,629
Net change in unrealized appreciation (depreciation)			181,201
Net gain (loss)			1,620,804

Increase (decrease) in net assets from operations			$1,622,549

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,745	$1,902
Net realized gain (loss)		1,183,974	9,235
Realized gain distributions		255,629	222,407
Net change in unrealized appreciation (depreciation)		181,201	133,793

Increase (decrease) in net assets from operations		1,622,549	367,337

Contract owner transactions:
Proceeds from units sold		1,160,788	700,782
Cost of units redeemed		(4,384,230)	(818,336)
Account charges		(2,060)	(1,229)
Increase (decrease)		(3,225,502)	(118,783)
Net increase (decrease)		(1,602,953)	248,554
Net assets, beginning		5,734,941	5,486,387
Net assets, ending		$4,131,988	$5,734,941

Units sold		395,297	345,836
Units redeemed		(1,406,844)	(387,882)
Net increase (decrease)		(1,011,547)	(42,046)
Units outstanding, beginning		2,270,819	2,312,865
Units outstanding, ending		1,259,272	2,270,819

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,333,580
Cost of units redeemed/account charges			(12,174,696)
Net investment income (loss)			(77,994)
Net realized gain (loss)			1,658,132
Realized gain distributions			1,610,585
Net change in unrealized appreciation (depreciation)			782,381
Net assets			$4,131,988

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.28	1,250	$4,099	1.25%	29.8%	12/31/2021	$3.36	0	$0	1.00%	30.2%	12/31/2021	$3.44	0	$0	0.75%	30.5%
12/31/2020	2.52	2,265	5,718	1.25%	6.5%	12/31/2020	2.58	0	0	1.00%	6.7%	12/31/2020	2.64	0	0	0.75%	7.0%
12/31/2019	2.37	2,307	5,472	1.25%	26.8%	12/31/2019	2.42	0	0	1.00%	27.1%	12/31/2019	2.46	0	0	0.75%	27.4%
12/31/2018	1.87	3,394	6,350	1.25%	-11.4%	12/31/2018	1.90	0	0	1.00%	-11.1%	12/31/2018	1.93	0	0	0.75%	-10.9%
12/31/2017	2.11	3,608	7,614	1.25%	14.2%	12/31/2017	2.14	0	0	1.00%	14.5%	12/31/2017	2.17	0	0	0.75%	14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.52	0	$0	0.50%	30.8%	12/31/2021	$3.61	0	$0	0.25%	31.2%	12/31/2021	$3.70	9	$33	0.00%	31.5%
12/31/2020	2.69	0	0	0.50%	7.3%	12/31/2020	2.75	0	0	0.25%	7.5%	12/31/2020	2.81	6	17	0.00%	7.8%
12/31/2019	2.51	0	0	0.50%	27.7%	12/31/2019	2.56	0	0	0.25%	28.0%	12/31/2019	2.61	6	15	0.00%	28.4%
12/31/2018	1.97	0	0	0.50%	-10.7%	12/31/2018	2.00	0	0	0.25%	-10.5%	12/31/2018	2.03	6	11	0.00%	-10.2%
12/31/2017	2.20	0	0	0.50%	15.1%	12/31/2017	2.23	0	0	0.25%	15.4%	12/31/2017	2.26	5	10	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.1%
2019	1.4%
2018	1.0%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Small Company Opportunity Fund A Class - 06-582

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,018,599	$856,505	19,515
Receivables: investments sold	-
Payables: investments purchased	(6,516)
Net assets	$1,012,083

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,012,083	339,207	$2.98
Band 100	-	-	3.06
Band 75	-	-	3.13
Band 50	-	-	3.21
Band 25	-	-	3.28
Band 0	-	-	3.36
Total	$1,012,083	339,207

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$940
Mortality & expense charges			(12,667)
Net investment income (loss)			(11,727)

Gain (loss) on investments:
Net realized gain (loss)			48,389
Realized gain distributions			112,892
Net change in unrealized appreciation (depreciation)			60,085
Net gain (loss)			221,366

Increase (decrease) in net assets from operations			$209,639

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,727)	$(6,491)
Net realized gain (loss)		48,389	(26,582)
Realized gain distributions		112,892	3,105
Net change in unrealized appreciation (depreciation)		60,085	54,192

Increase (decrease) in net assets from operations		209,639	24,224

Contract owner transactions:
Proceeds from units sold		93,892	167,475
Cost of units redeemed		(199,278)	(215,974)
Account charges		(857)	(932)
Increase (decrease)		(106,243)	(49,431)
Net increase (decrease)		103,396	(25,207)
Net assets, beginning		908,687	933,894
Net assets, ending		$1,012,083	$908,687

Units sold		41,914	87,249
Units redeemed		(79,060)	(109,647)
Net increase (decrease)		(37,146)	(22,398)
Units outstanding, beginning		376,353	398,751
Units outstanding, ending		339,207	376,353

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,936,511
Cost of units redeemed/account charges			(14,225,261)
Net investment income (loss)			(221,616)
Net realized gain (loss)			829,944
Realized gain distributions			1,530,411
Net change in unrealized appreciation (depreciation)			162,094
Net assets			$1,012,083

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$2.98	339	$1,012	1.25%	23.6%	12/31/2021	$3.06	0	$0	1.00%	23.9%	12/31/2021	$3.13	0	$0	0.75%	24.2%
12/31/2020	2.41	376	909	1.25%	3.1%	12/31/2020	2.47	0	0	1.00%	3.3%	12/31/2020	2.52	0	0	0.75%	3.6%
12/31/2019	2.34	399	934	1.25%	24.9%	12/31/2019	2.39	0	0	1.00%	25.3%	12/31/2019	2.43	0	0	0.75%	25.6%
12/31/2018	1.87	3,009	5,640	1.25%	-9.7%	12/31/2018	1.91	0	0	1.00%	-9.5%	12/31/2018	1.94	0	0	0.75%	-9.2%
12/31/2017	2.08	3,900	8,096	1.25%	10.1%	12/31/2017	2.11	0	0	1.00%	10.4%	12/31/2017	2.13	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$3.21	0	$0	0.50%	24.5%	12/31/2021	$3.28	0	$0	0.25%	24.8%	12/31/2021	$3.36	0	$0	0.00%	25.1%
12/31/2020	2.58	0	0	0.50%	3.9%	12/31/2020	2.63	0	0	0.25%	4.1%	12/31/2020	2.69	0	0	0.00%	4.4%
12/31/2019	2.48	0	0	0.50%	25.9%	12/31/2019	2.53	0	0	0.25%	26.2%	12/31/2019	2.58	0	0	0.00%	26.5%
12/31/2018	1.97	0	0	0.50%	-9.0%	12/31/2018	2.00	0	0	0.25%	-8.8%	12/31/2018	2.04	0	0	0.00%	-8.6%
12/31/2017	2.16	0	0	0.50%	10.9%	12/31/2017	2.20	0	0	0.25%	11.2%	12/31/2017	2.23	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.4%
2019	0.1%
2018	0.2%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Duff & Phelps Real Estate Securities Fund R Class - 06-4PH (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.65
Band 100	-	-	1.66
Band 75	-	-	1.66
Band 50	-	-	1.67
Band 25	-	-	1.67
Band 0	-	-	1.68
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.65	0	$0	1.25%	45.8%	12/31/2021	$1.66	0	$0	1.00%	46.1%	12/31/2021	$1.66	0	$0	0.75%	46.5%
12/31/2020	1.13	0	0	1.25%	13.3%	12/31/2020	1.13	0	0	1.00%	13.4%	12/31/2020	1.13	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.67	0	$0	0.50%	46.9%	12/31/2021	$1.67	0	$0	0.25%	47.2%	12/31/2021	$1.68	0	$0	0.00%	47.6%
12/31/2020	1.13	0	0	0.50%	13.5%	12/31/2020	1.14	0	0	0.25%	13.5%	12/31/2020	1.14	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus KAR Cap Growth R6 Class - 06-64N (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.96
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.96	0	$0	1.25%	-4.2%	12/31/2021	$0.96	0	$0	1.00%	-4.2%	12/31/2021	$0.96	0	$0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$0.96	0	$0	0.50%	-4.1%	12/31/2021	$0.96	0	$0	0.25%	-4.0%	12/31/2021	$0.96	0	$0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Dividend Value A Class - 06-4WJ

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$214,765	$203,437	15,559
Receivables: investments sold	-
Payables: investments purchased	(5,185)
Net assets	$209,580

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$207,923	186,248	$1.12
Band 100	1,657	1,482	1.12
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$209,580	187,730

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,823
Mortality & expense charges			(1,576)
Net investment income (loss)			247

Gain (loss) on investments:
Net realized gain (loss)			336
Realized gain distributions			10,222
Net change in unrealized appreciation (depreciation)			11,328
Net gain (loss)			21,886

Increase (decrease) in net assets from operations			$22,133

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$247	$-
Net realized gain (loss)		336	-
Realized gain distributions		10,222	-
Net change in unrealized appreciation (depreciation)		11,328	-

Increase (decrease) in net assets from operations		22,133	-

Contract owner transactions:
Proceeds from units sold		203,369	-
Cost of units redeemed		(15,921)	-
Account charges		(1)	-
Increase (decrease)		187,447	-
Net increase (decrease)		209,580	-
Net assets, beginning		-	-
Net assets, ending		$209,580	$-

Units sold		202,748	-
Units redeemed		(15,018)	-
Net increase (decrease)		187,730	-
Units outstanding, beginning		-	-
Units outstanding, ending		187,730	-

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$203,369
Cost of units redeemed/account charges			(15,922)
Net investment income (loss)			247
Net realized gain (loss)			336
Realized gain distributions			10,222
Net change in unrealized appreciation (depreciation)			11,328
Net assets			$209,580

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	186	$208	1.25%	11.6%	12/31/2021	$1.12	1	$2	1.00%	11.8%	12/31/2021	$1.12	0	$0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.12	0	$0	0.50%	12.2%	12/31/2021	$1.12	0	$0	0.25%	12.4%	12/31/2021	$1.13	0	$0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Mid-Cap Value A Class - 06-4WK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$260,612	$267,408	7,532
Receivables: investments sold	-
Payables: investments purchased	(1,888)
Net assets	$258,724

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$163,309	152,002	$1.07
Band 100	95,415	88,663	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$258,724	240,665

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,639
Mortality & expense charges			(1,994)
Net investment income (loss)			(355)

Gain (loss) on investments:
Net realized gain (loss)			1,706
Realized gain distributions			25,398
Net change in unrealized appreciation (depreciation)			(6,796)
Net gain (loss)			20,308

Increase (decrease) in net assets from operations			$19,953

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(355)	$-
Net realized gain (loss)		1,706	-
Realized gain distributions		25,398	-
Net change in unrealized appreciation (depreciation)		(6,796)	-

Increase (decrease) in net assets from operations		19,953	-

Contract owner transactions:
Proceeds from units sold		346,556	-
Cost of units redeemed		(107,719)	-
Account charges		(66)	-
Increase (decrease)		238,771	-
Net increase (decrease)		258,724	-
Net assets, beginning		-	-
Net assets, ending		$258,724	$-

Units sold		347,386	-
Units redeemed		(106,721)	-
Net increase (decrease)		240,665	-
Units outstanding, beginning		-	-
Units outstanding, ending		240,665	-

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$346,556
Cost of units redeemed/account charges			(107,785)
Net investment income (loss)			(355)
Net realized gain (loss)			1,706
Realized gain distributions			25,398
Net change in unrealized appreciation (depreciation)			(6,796)
Net assets			$258,724

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.07	152	$163	1.25%	7.4%	12/31/2021	$1.08	89	$95	1.00%	7.6%	12/31/2021	$1.08	0	$0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.08	0	$0	0.50%	8.0%	12/31/2021	$1.08	0	$0	0.25%	8.1%	12/31/2021	$1.08	0	$0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Small-Cap Value A Class - 06-4WM

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,895,367	$1,974,064	126,741
Receivables: investments sold	50,117
Payables: investments purchased	-
Net assets	$1,945,484

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,826,988	1,779,311	$1.03
Band 100	84,716	82,370	1.03
Band 75	-	-	1.03
Band 50	33,780	32,737	1.03
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$1,945,484	1,894,418

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$19,564
Mortality & expense charges			(14,829)
Net investment income (loss)			4,735

Gain (loss) on investments:
Net realized gain (loss)			(9,347)
Realized gain distributions			129,012
Net change in unrealized appreciation (depreciation)			(78,697)
Net gain (loss)			40,968

Increase (decrease) in net assets from operations			$45,703

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,735	$-
Net realized gain (loss)		(9,347)	-
Realized gain distributions		129,012	-
Net change in unrealized appreciation (depreciation)		(78,697)	-

Increase (decrease) in net assets from operations		45,703	-

Contract owner transactions:
Proceeds from units sold		2,269,302	-
Cost of units redeemed		(369,223)	-
Account charges		(298)	-
Increase (decrease)		1,899,781	-
Net increase (decrease)		1,945,484	-
Net assets, beginning		-	-
Net assets, ending		$1,945,484	$-

Units sold		2,275,403	-
Units redeemed		(380,985)	-
Net increase (decrease)		1,894,418	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,894,418	-

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,269,302
Cost of units redeemed/account charges			(369,521)
Net investment income (loss)			4,735
Net realized gain (loss)			(9,347)
Realized gain distributions			129,012
Net change in unrealized appreciation (depreciation)			(78,697)
Net assets			$1,945,484

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.03	1,779	$1,827	1.25%	2.7%	12/31/2021	$1.03	82	$85	1.00%	2.8%	12/31/2021	$1.03	0	$0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.03	33	$34	0.50%	3.2%	12/31/2021	$1.03	0	$0	0.25%	3.4%	12/31/2021	$1.04	0	$0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust William Blair Small-Mid Cap Growth Fund I Class - 06-3TP

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.57
Band 100	-	-	1.59
Band 75	-	-	1.60
Band 50	-	-	1.61
Band 25	-	-	1.62
Band 0	-	-	1.63
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(907)
Net realized gain (loss)		-	(11,777)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	5,745

Increase (decrease) in net assets from operations		-	(6,939)

Contract owner transactions:
Proceeds from units sold		-	7,912
Cost of units redeemed		-	(166,192)
Account charges		-	(1)
Increase (decrease)		-	(158,281)
Net increase (decrease)		-	(165,220)
Net assets, beginning		-	165,220
Net assets, ending		$-	$-

Units sold		-	7,736
Units redeemed		-	(154,780)
Net increase (decrease)		-	(147,044)
Units outstanding, beginning		-	147,044
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$168,916
Cost of units redeemed/account charges			(166,196)
Net investment income (loss)			(1,834)
Net realized gain (loss)			(11,777)
Realized gain distributions			10,891
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.57	0	$0	1.25%	7.2%	12/31/2021	$1.59	0	$0	1.00%	7.5%	12/31/2021	$1.60	0	$0	0.75%	7.7%
12/31/2020	1.47	0	0	1.25%	30.7%	12/31/2020	1.48	0	0	1.00%	31.0%	12/31/2020	1.48	0	0	0.75%	31.4%
12/31/2019	1.12	147	165	1.25%	12.4%	12/31/2019	1.13	0	0	1.00%	12.6%	12/31/2019	1.13	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.61	0	$0	0.50%	8.0%	12/31/2021	$1.62	0	$0	0.25%	8.3%	12/31/2021	$1.63	0	$0	0.00%	8.6%
12/31/2020	1.49	0	0	0.50%	31.7%	12/31/2020	1.50	0	0	0.25%	32.0%	12/31/2020	1.50	0	0	0.00%	32.4%
12/31/2019	1.13	0	0	0.50%	13.1%	12/31/2019	1.13	0	0	0.25%	13.3%	12/31/2019	1.14	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust William Blair Mid-Cap Growth Fund R6 Class - 06-69W

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	1.25%	4.9%	12/31/2021	$1.05	0	$0	1.00%	5.0%	12/31/2021	$1.05	0	$0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.05	0	$0	0.50%	5.0%	12/31/2021	$1.05	0	$0	0.25%	5.0%	12/31/2021	$1.05	0	$0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.  Organization

The AUL American Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families

AB	Fidelity	North Square
Alger	First Eagle	Northern Trust
American Beacon	Franklin Templeton	Nuveen
American Century	Frost	Oakmark
American Funds	Goldman Sachs	Parnassus
AMG	GuideStone	Pax World
AQR	Harbor	Payden
Ariel	Hartford	Pimco
Auxier	Invesco	Pioneer
Ave Maria	Ivy Funds	Principal Funds
Baird	Janus	Prudential
Baron Capital	John Hancock	Putnam Investments
BlackRock	JP Morgan	Russell
BMO Funds	Knights of Columbus	State Street
BNY Mellon	Lazard	T. Rowe Price
Calamos	Legg Mason	Thornburg
Calvert	Lord Abbett	TIAA-CREF
Cohen & Steers	Mainstay	Timothy Plan
ClearBridge	Manning & Napier	Touchstone
Columbia	Mass Mutual	Vanguard
CRM	Metropolitan West	Victory
Crossmark	MFS	Virtus
Delaware	Monteagle	Voya
Deutsche	Nationwide	Wells Fargo
DFA	Natixis	William Blair
Federated	Neuberger Berman

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2.  Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2021. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2021.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying statements of net assets of each of the subaccounts as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”).  The Report of Independent Registered Public Accounting Firm includes the subaccounts and periods that are audited.

For the year ending December 31, 2021, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts, the Statement of Net Assets, Statement of Operations, and Statement of Changes in Net Assets for the year ended December 31, 2021, and the financial highlights for 2021 have not been audited.

Subaccount
American Beacon International Equity Fund Investor Class - 06-33X
American Beacon ST Mid-Cap Retirement Class - 06-69V
BlackRock Global Dividend Portfolio K Class - 06-CVH
ClearBridge Aggressive Growth Fund R Class - 06-716
Columbia Select Mid Cap Value Fund A Class - 06-911
Delaware Ivy Energy Fund R Class - 06-CGP
DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY
DWS Enhanced Commodity Strategy Fund A Class - 06-916
Fidelity Advisor New Insights Fund Z Class - 06-FVK
Fidelity Freedom Idx 2065 Prem Other Class - 06-69T
Franklin Mutual Global Discovery Fund R Class - 06-726
Goldman Sachs Large Cap Value Insights Fund Service Class - 06-068

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Summary of Significant Accounting Policies (continued)

Subaccount
Invesco Comstock Sel Y Class - 06-762
JPMorgan SmartRetire 2045 R6 Class - 06-46Y
Loomis Sayles Bond Fund N Class - 06-3XN
Oakmark Equity and Income Fund Institutional Class - 06-3XM
Pioneer Dynamic Credit Fund A Class - 06-022
Putnam Diversified Income Trust Y Class - 06-897
William Blair Mid-Cap Growth Fund R6 Class - 06-69W
William Blair Small-Mid Cap Growth Fund I Class - 06-3TP

For the year ending December 31, 2020, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts the Statement of Changes in Net Assets for the year ended December 31, 2020, and the financial highlights for 2020, as well as applicable years prior, if similarly no investing or other transactions, have not been audited.

Subaccount
American Beacon Large Cap Value Fund Institutional Class - 06-46F
American Century International Opp Fund Investor Class - 06-3VG
American Funds Capital Income Builder R4 Class - 06-3MM
American Funds Intl Growth and Income Fund R6 Class - 06-3M4
American Funds U.S. Government Securities Fund R6 Class - 06-3TK
BMO Conservative Allocation Fund Y Class - 06-FNW
BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3
BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714
Calvert Small Cap R6 Class - 06-4FN
ClearBridge Mid Cap I Class - 06-47N
ClearBridge Sustainability Leaders Fund IS Class - 06-3XF
Cohen & Steers Realty Shares Fund - 06-3KV
Columbia Acorn International Fund Institutional 3 Class - 06-CWF
Delaware Ivy Emerging Markets Equity Fund N Class - 06-3XY
DFA US Core Equity 1I Inst Class - 06-4NF
DFA US Small Cap Value I Inst Class - 06-4NC
Federated International Leaders Fund R6 Class - 06-GKN
Federated MDT Small Cap Core Fund R6 Class - 06-3MG
Fidelity Adv Intl RealEstate Z Class - 06-4G4
Fidelity Adv Technology Z Inst Class - 06-4N4
Fidelity Advisor Diversified Stock Fund M Class - 06-045
Fidelity Advisor Freedom 2005 Fund Z6 Class - 06-GHK
Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM
Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN
Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR
Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT
Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV
Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW
Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX
Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY
Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC
Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF
Fidelity Advisor Value Fund M Class - 06-323
Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7
Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC
Fidelity US Sustainability Index Fund - 06-3X3
First Eagle Overseas Fund R6 Class - 06-3VF
Franklin Equity Income Fund R6 Class - 06-3T3
Franklin Growth Opportunities Fund R Class - 06-4PN
Franklin Rising Dividends Fund R6 Class - 06-3T7
Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC
Frost Total Return Bond Fund Institutional Class - 06-GKX
Goldman Sachs Core Fixed Income Fund R Class - 06-4PV
GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J
GuideStone Funds Value Equity Fund Institutional Class - 06-43M
Harbor Capital Apprec Ret Retirement Class - 06-49R
Invesco Core Plus Bond Fund R6 Class - 06-3G7
Invesco Floating Rate ESG R6 Class - 06-FXV
Invesco Intl Small Company R6 Class - 06-4FY
Janus Henderson Global Equity Income Fund A Class - 06-GMH
JPMorgan Income R6 Class - 06-4GJ
JPMorgan Small Cap Value Fund R6 Class - 06-44Y

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Summary of Significant Accounting Policies (continued)

Subaccount
Lord Abbett Developing Growth Fund R5 Class - 06-CJW
Lord Abbett Developing Growth Fund R6 Class - 06-CYJ
Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX
Lord Abbett Mid Cap Stock Fund R5 Class - 06-CKG
MFS Global Real Estate R6 Class - 06-4FM
MFS Utilities Fund R6 Class - 06-39X
Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP
Nuveen International Growth Fund A Class - 06-CNM
Nuveen Mid Cap Value Fund R6 Class - 06-3JK
PGIM Jennison Focused Growth Fund A Class - 06-079
PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9
Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN
Principal SmallCap Growth Fund I R6 Class - 06-3RP
T Rowe Price Capital Appr I Class - 06-4GM
T Rowe Price Value I Class - 06-4GV
T. Rowe Price Overseas Stock Fund I Class - 06-3RR
TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW
TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y
USAA Intermediate Term Bond Fund R6 Class - 06-4NT
Vanguard European Stock Index Fund Inst Class - 06-4PP
Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9
Vanguard Short-Term Treasury Fund Inst Class - 06-4PR
Vanguard Strategic Equity Inv Inv Class - 06-4MY
Vanguard Utilities Idx Adm Inst Class - 06-4N7
Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Summary of Significant Accounting Policies (continued)

Accumulation unit values and total returns for such subaccounts or bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Banded Accumulation Unit Values and Units Outstanding

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. Refer to Note 3 for further information.

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 —  Unadjusted quoted prices in active markets for identical assets.

Level 2 —  Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 —  Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2021, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,791,958,657	$—	$—	$6,791,958,657

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2021, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Summary of Significant Accounting Policies (continued)

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code.  Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts.  The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3.  Account Charges

AUL may assess a premium tax charge based on premium taxes incurred.  Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant’s account, which may not exceed $75 per year. The charge is assessed every quarter on a participant’s account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administrative charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 2021 and 2020, were $6,493,672 and $5,839,118, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant’s account value as of the last contract anniversary preceding the request for the withdrawal.  However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase.  The amount of the withdrawal charge varies depending upon the contract and the number of years the participant’s account has been in existence and ranges from 8% decreasing to 0%.  The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract.  The charges incurred during the years ended December 31, 2021 and 2020, were $8,419 and $14,837, respectively.

Mortality and Expense Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL.  The charges assessed to the contract are shown in the table below:

Band	Annual Mortality and Expense Charge
Band 125	1.25%
Band 100	1.00%
Band 75	0.75%
Band 50	0.50%
Band 25	0.25%
Band 0	0.00%

AUL guarantees that the mortality and expense charge will not increase. The mortality and expense charges are recorded as a reduction of accumulation unit value in the accompanying Statement of Operations. The charges incurred during the years ended December 31, 2021 and 2020, were $78,395,049 and $62,954,224 respectively.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions

The cost of purchases of investments and proceeds from sales for the year ended December 31, 2021, by each subaccount, are shown below.  Subaccounts without any cost of purchases of investments for proceeds from sales were excluded from the table below

Fund Name	Purchases	Sales
AB Core Opportunities Fund R Class - 06-148	$41,922	$622,605
AB Discovery Growth Fund R Class - 06-144	828,940	644,616
AB Discovery Growth Fund Z Class - 06-GKC	465,839	50,019
AB Discovery Value Fund R Class - 06-149	110,954	711,649
AB Discovery Value Fund Z Class - 06-GKF	68,517	32,862
AB Global Bond Fund Z Class - 06-3GC	12,386	31,707
AB High Income Fund Advisor Class - 06-005	38,529	350,178
AB High Income Fund R Class - 06-006	23,383	31,475
AB International Value Fund R Class - 06-153	61,540	80,900
AB Large Cap Growth Fund Advisor Class - 06-3YR	7,108,622	46,360,619
AB Large Cap Growth Fund Z Class - 06-3FY	40,983,353	5,637,777
AB Small Cap Growth Fund R Class - 06-146	1,191,906	3,226,118
AB Small Cap Growth Portfolio Z Class - 06-GKG	4,905,775	905,232
AB Sustainable International Thematic Fund R Class - 06-147	7,740	58,744
AB Value Fund R Class - 06-151	12,141	7,366
Alger Balanced Portfolio I-2 Class - 06-505	19,806	149,520
Alger Capital Appreciation Fund Z Class - 06-CPH	159,649	603,416
Alger Capital Appreciation Institutional Fund I Class - 06-194	858,147	3,461,560
Alger Capital Appreciation Institutional Fund R Class - 06-196	910,902	3,617,774
Alger Capital Appreciation Institutional Fund Y Class - 06-3GX	3,519,054	676,138
Alger Capital Appreciation Portfolio I-2 Class - 06-510	5,464,491	18,950,806
Alger Large Cap Growth Portfolio I-2 Class - 06-500	1,523,205	7,394,046
Alger Small Cap Focus Fund Y Class - 06-3GY	55,451	642,038
Alger Small Cap Focus Fund Z Class - 06-3MP	33,698	32,869
Alger Small Cap Growth Institutional Fund I Class - 06-197	5,895,330	262,275
Alger Small Cap Growth Institutional Fund R Class - 06-198	61,135	141,001
AllianzGI Small-Cap Fund R6 Class - 06-3YT	1,000	2
American Beacon International Equity Fund R6 Class - 06-33Y	11,267	408
American Beacon Large Cap Value Fund Institutional Class - 06-46F	564,673	5,537
American Beacon Small Cap Value Fund R6 Class - 06-34C	94,219	93,172
American Century One Choice 2025 Portfolio A Class - 06-403	1,591,406	5,261,079
American Century One Choice 2025 Portfolio Investor Class - 06-413	3,191,479	20,094,583
American Century One Choice 2025 Portfolio R6 Class - 06-CPT	18,671,345	4,664,197
American Century One Choice 2030 Portfolio A Class - 06-404	2,085,611	3,368,672
American Century One Choice 2030 Portfolio Investor Class - 06-414	2,620,287	22,638,785
American Century One Choice 2030 Portfolio R6 Class - 06-CPV	20,160,777	3,871,894
American Century One Choice 2035 Portfolio A Class - 06-406	1,951,662	3,319,941
American Century One Choice 2035 Portfolio Investor Class - 06-416	3,141,802	28,256,523
American Century One Choice 2035 Portfolio R6 Class - 06-CPW	23,173,263	3,758,709
American Century One Choice 2040 Portfolio A Class - 06-407	1,770,722	5,223,191
American Century One Choice 2040 Portfolio Investor Class - 06-417	2,410,483	22,025,254
American Century One Choice 2040 Portfolio R6 Class - 06-CPX	20,196,925	3,776,004
American Century One Choice 2045 Portfolio A Class - 06-408	1,917,853	4,084,628
American Century One Choice 2045 Portfolio Investor Class - 06-418	2,198,379	17,682,558
American Century One Choice 2045 Portfolio R6 Class - 06-CPY	15,781,102	3,656,205
American Century One Choice 2050 Portfolio A Class - 06-409	2,176,135	3,590,393
American Century One Choice 2050 Portfolio Investor Class - 06-419	2,337,811	14,202,724
American Century One Choice 2050 Portfolio R6 Class - 06-CRC	13,836,336	2,731,825
American Century One Choice 2055 Portfolio A Class - 06-437	1,382,577	3,459,247
American Century One Choice 2055 Portfolio Investor Class - 06-436	1,984,444	9,552,643
American Century One Choice 2055 Portfolio R6 Class - 06-CRF	10,774,462	3,846,609
American Century One Choice 2060 Portfolio A Class - 06-CKR	1,080,792	1,313,233
American Century One Choice 2060 Portfolio Investor Class - 06-CKT	1,434,640	2,799,059
American Century One Choice 2060 Portfolio R6 Class - 06-CRG	3,963,418	1,161,788
American Century One Choice In Retirement Portfolio A Class - 06-426	1,679,310	5,494,319
American Century One Choice In Retirement Portfolio Investor Class - 06-427	1,723,327	27,062,730
American Century One Choice In Retirement Portfolio R6 Class - 06-CRH	21,412,337	5,811,081
American Century Disc Core Value Fund Investor Class - 06-460	885,323	6,565,139
American Century Disciplined Growth Fund A Class - 06-697	484	785
American Century Disciplined Growth Fund Investor Class - 06-694	38,515	51,493
American Century Diversified Bond Fund A Class - 06-722	—	21,326
American Century Diversified Bond Fund Investor Class - 06-721	766	16
American Century Emerging Markets Fund A Class - 06-204	48,629	65,121
American Century Emerging Markets Fund Investor Class - 06-206	4,634,977	8,139,759
American Century Emerging Markets Fund R6 Class - 06-CPK	13,296,883	936,365

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
American Century Equity Growth Fund A Class - 06-175	$449,037	$438,010
American Century Equity Growth Fund Investor Class - 06-048	8,087	6,503
American Century Equity Income Fund A Class - 06-285	597,863	1,666,146
American Century Equity Income Fund Investor Class - 06-475	172,346	2,232,635
American Century Equity Income Fund R6 Class - 06-CPM	949,881	301,482
American Century Ginnie Mae A Class - 06-435	98,874	177,479
American Century Growth Fund A Class - 06-445	94,366	236,519
American Century Growth Fund R6 Class - 06-CPN	81,831	8,493
American Century Heritage Fund A Class - 06-290	194,134	737,700
American Century Heritage Fund Investor Class - 06-046	219,075	895,451
American Century Heritage Fund R6 Class - 06-CPP	880,902	732,558
American Century Inflation-Adjusted Bond Fund A Class - 06-185	353,778	786,082
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW	334,730	81,694
American Century International Bond A Class - 06-421	577	30
American Century International Bond Investor Class - 06-422	1	3
American Century International Growth A Class - 06-325	6,125	24,855
American Century International Growth Investor Class - 06-420	686,269	125,694
American Century International Opp Fund Investor Class - 06-3VG	29,723	446
American Century International Opportunities Fund A Class - 06-3VH	8,934	5,137
American Century Large Company Value A Class - 06-355	27,944	30,141
American Century Mid Cap Value Fund A Class - 06-395	901,683	1,830,639
American Century Mid Cap Value Fund Investor Class - 06-396	7,198,786	32,345,481
American Century Mid Cap Value Fund R6 Class - 06-CRJ	32,031,908	7,038,126
American Century One Choice 2065 A Class - 06-63T	4,153	12
American Century One Choice 2065 Inv Class - 06-63N	3,806	108
American Century One Choice 2065 R6 Class - 06-63X	14,313	4
American Century Real Estate Fund A Class - 06-380	88,811	87,083
American Century Real Estate Fund Investor Class - 06-269	51,985	209,391
American Century Real Estate Fund R6 Class - 06-CRK	82,428	96,356
American Century Select A Class - 06-240	927	17,014
American Century Select Investor Class - 06-440	21,486	27,951
American Century Small Cap Growth A Class - 06-200	228,349	562,658
American Century Small Cap Value Fund A Class - 06-390	1,114,297	1,204,383
American Century Small Cap Value Fund Investor Class - 06-470	1,409,833	2,779,006
American Century Small Cap Value Fund R6 Class - 06-CRM	4,876,048	1,945,580
American Century Small Company A Class - 06-385	5,325	138,564
American Century Strategic Allocation: Aggressive Fund A Class - 06-400	1,058,496	1,792,840
American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480	819,864	5,462,564
American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN	5,796,706	1,795,495
American Century Strategic Allocation: Conservative Fund A Class - 06-405	213,164	1,272,546
American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485	225,771	630,571
American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP	207,943	147,421
American Century Strategic Allocation: Moderate Fund A Class - 06-415	896,041	2,897,074
American Century Strategic Allocation: Moderate Fund Investor Class - 06-490	1,046,318	1,714,887
American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR	940,750	962,839
American Century Ultra Fund A Class - 06-430	204,353	365,700
American Century Ultra Fund Investor Class - 06-450	845,497	555,813
American Century Ultra Fund R6 Class - 06-CRT	392,354	404,481
American Century Value A Class - 06-698	2	808
American Century Value Investor Class - 06-696	2,285	14,945
American Century VP Capital Appreciation Fund I Class - 06-410	479,509	2,290,471
American Funds 2010 Target Date Retirement Fund R3 Class - 06-957	2,495,899	1,653,349
American Funds 2010 Target Date Retirement Fund R4 Class - 06-958	124,482	315,831
American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV	2,617,640	2,390,974
American Funds 2015 Target Date Retirement Fund R3 Class - 06-959	2,060,860	1,895,767
American Funds 2015 Target Date Retirement Fund R4 Class - 06-969	124,408	889,690
American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW	1,259,939	1,134,844
American Funds 2020 Target Date Retirement Fund R3 Class - 06-971	2,097,717	4,398,573

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
American Funds 2020 Target Date Retirement Fund R4 Class - 06-972	$665,300	$4,346,828
American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX	16,519,363	9,127,512
American Funds 2025 Target Date Retirement Fund R3 Class - 06-973	3,203,796	4,366,266
American Funds 2025 Target Date Retirement Fund R4 Class - 06-974	2,494,204	3,858,290
American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY	20,667,974	9,697,992
American Funds 2030 Target Date Retirement Fund R3 Class - 06-976	2,872,127	3,632,745
American Funds 2030 Target Date Retirement Fund R4 Class - 06-977	2,493,378	4,967,468
American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC	20,388,579	8,967,525
American Funds 2035 Target Date Retirement Fund R3 Class - 06-978	2,823,097	3,039,319
American Funds 2035 Target Date Retirement Fund R4 Class - 06-979	1,903,954	3,528,685
American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF	22,394,540	8,534,354
American Funds 2040 Target Date Retirement Fund R3 Class - 06-981	1,952,004	3,344,930
American Funds 2040 Target Date Retirement Fund R4 Class - 06-982	2,245,112	2,931,161
American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG	19,459,417	8,434,779
American Funds 2045 Target Date Retirement Fund R3 Class - 06-983	1,514,669	2,934,643
American Funds 2045 Target Date Retirement Fund R4 Class - 06-984	1,962,349	3,193,912
American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH	21,161,056	6,274,831
American Funds 2050 Target Date Retirement Fund R3 Class - 06-996	2,001,400	3,460,006
American Funds 2050 Target Date Retirement Fund R4 Class - 06-997	2,568,068	3,902,782
American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ	15,268,016	4,409,926
American Funds 2055 Target Date Retirement Fund R3 Class - 06-998	1,897,095	1,539,921
American Funds 2055 Target Date Retirement Fund R4 Class - 06-999	1,371,815	2,151,904
American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK	12,287,286	3,915,171
American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC	1,356,233	870,752
American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF	1,203,306	876,419
American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM	5,095,590	1,969,300
American Funds 2065 Target Date Retirement Fund R Class - 06-4PY	465,464	396,729
American Funds 2065 Target Date Retirement Fund R Class - 06-4R3	42,089	9,932
American Funds 2065 Target Date Retirement Fund R Class - 06-4R4	731,785	32,252
American Funds AMCAP Fund R3 Class - 06-182	313,059	1,127,334
American Funds AMCAP Fund R4 Class - 06-207	276,890	1,209,710
American Funds AMCAP Fund R6 Class - 06-CTN	1,307,226	1,248,494
American Funds American Balanced Fund R3 Class - 06-447	3,152,714	7,134,987
American Funds American Balanced Fund R4 Class - 06-446	6,155,337	28,311,245
American Funds American Balanced Fund R6 Class - 06-CTP	31,541,577	18,410,917
American Funds American High Income Trust R3 Class - 06-184	62,440	323,778
American Funds American High Income Trust R4 Class - 06-208	245,243	263,805
American Funds American High-Income Trust R6 Class - 06-3MC	239,172	24,868
American Funds American Mutual Fund R4 Class - 06-3MK	87,192	22,786
American Funds American Mutual Fund R6 Class - 06-3M3	2,275,380	799,493
American Funds Capital Income Builder R4 Class - 06-3MM	4	—
American Funds Capital Income Builder R6 Class - 06-3M6	7,370	1,494
American Funds Capital World Bond Fund R6 Class - 06-GFN	876,082	170,621
American Funds Capital World Growth and Income Fund R3 Class - 06-183	447,601	1,764,060
American Funds Capital World Growth and Income Fund R4 Class - 06-211	2,767,361	9,065,472
American Funds Capital World Growth and Income Fund R6 Class - 06-CTR	5,523,679	2,730,555
American Funds EuroPacific Growth Fund R3 Class - 06-181	1,386,762	3,891,605
American Funds EuroPacific Growth Fund R4 Class - 06-212	5,853,876	41,506,706
American Funds EuroPacific Growth Fund R5 Class - 06-296	2,848	837
American Funds EuroPacific Growth Fund R6 Class - 06-CTT	31,374,942	13,086,268
American Funds Fundamental Investors R3 Class - 06-213	1,025,628	2,587,995
American Funds Fundamental Investors R4 Class - 06-214	1,806,484	6,370,011
American Funds Fundamental Investors R6 Class - 06-CTV	5,889,940	2,164,481
American Funds Global Balanced Fund R6 Class - 06-3M9	-	7
American Funds Inflation Linked Bond Fund R6 Class - 06-3G9	110,468	52,966
American Funds Intermediate Bond Fund of America R3 Class - 06-186	24,490	90,847
American Funds Intermediate Bond Fund of America R4 Class - 06-209	51,030	41,995
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH	14,249	4,037
American Funds Intl Growth and Income Fund R6 Class - 06-3M4	2,306	29
American Funds Investment Company of America R6 Class - 06-3GH	23,316	2,933

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
American Funds New Perspective Fund R3 Class - 06-502	$1,167,855	$1,312,251
American Funds New Perspective Fund R4 Class - 06-503	2,842,544	7,073,056
American Funds New Perspective Fund R6 Class - 06-CTW	12,088,703	6,727,418
American Funds New World Fund R3 Class - 06-691	146,074	237,706
American Funds New World Fund R4 Class - 06-689	1,084,356	8,909,912
American Funds New World Fund R6 Class - 06-CTX	9,555,489	2,910,681
American Funds SMALLCAP World Fund R3 Class - 06-333	266,524	782,815
American Funds SMALLCAP World Fund R4 Class - 06-332	241,493	1,955,685
American Funds SMALLCAP World Fund R6 Class - 06-CTY	2,373,734	747,535
American Funds The Bond Fund of America R6 Class - 06-39V	30,101,953	4,900,905
American Funds The Growth Fund of America R3 Class - 06-179	2,110,683	5,190,038
American Funds The Growth Fund of America R4 Class - 06-216	4,617,707	8,921,240
American Funds The Growth Fund of America R6 Class - 06-CVC	10,345,960	20,121,679
American Funds The Income Fund of America R4 Class - 06-3MN	21,960	17,954
American Funds The Income Fund of America R6 Class - 06-3M7	22,007	736
American Funds The New Economy Fund R6 Class - 06-3KY	37,353	18,528
American Funds U.S. Government Securities Fund R6 Class - 06-3TK	134,725	104
American Funds Washington Mutual Investors Fund R3 Class - 06-449	834,441	2,543,327
American Funds Washington Mutual Investors Fund R4 Class - 06-448	3,340,452	28,968,150
American Funds Washington Mutual Investors Fund R6 Class - 06-CVF	5,019,043	8,604,903
AMG GW&K Small Mid Cap Inst Class - 06-4TG	11,447	129
AMG GW&K Small Mid Cap N Class - 06-4TH	43	—
AMG Renaissance Large Cap Growth Fund N Class - 06-FXW	102	3,644
AQR Large Cap Multi-Style Fund N Class - 06-CCC	2,539	8,802
Ariel Appreciation Fund Investor Class - 06-335	18,729	20,745
Ariel Fund Investor Class - 06-330	8,249	1,316
Ave Maria Growth Fund - 06-082	47,204	5,078
Ave Maria Rising Dividend Fund - 06-084	23,624	23,290
Ave Maria Value Fund - 06-081	11,873	734
Ave Maria World Equity Fund - 06-085	6,192	620
Baron Emerging Markets Fund R6 Class - 06-3J9	3,051	173
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529	174,622	321,753
BlackRock Equity Dividend Fund Institutional Class - 06-587	1,901,172	332,598
BlackRock Equity Dividend Fund K Class - 06-FRW	108,974	76,115
BlackRock Global Allocation Fund Institutional Class - 06-528	233,619	293,465
BlackRock Global Allocation Fund K Class - 06-FRX	811,757	411,178
BlackRock Global Allocation Fund R Class - 06-527	309,021	746,012
BlackRock GNMA Inv A Class - 06-4WH	791,343	88,968
BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM	575,838	3,253,822
BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ	3,188,544	560,516
BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN	453,104	445,309
BlackRock High Yield Bond Portfolio K Class - 06-33K	2,029,311	573,375
BlackRock High Yield Bond Portfolio R Class - 06-CHR	4,738	7,681
BlackRock High Yield Bond Portfolio Service Class - 06-CHP	4,616	2,001
BlackRock Inflation Protected Bond Fund K Class - 06-3N3	66,824	59,344
BlackRock LifePath Index 2025 Fund K Class - 06-CVM	3,406,896	1,250,606
BlackRock LifePath Index 2030 Fund K Class - 06-CVN	5,445,442	2,381,618
BlackRock LifePath Index 2035 Fund K Class - 06-CVP	1,208,180	88,872
BlackRock LifePath Index 2040 Fund K Class - 06-CVR	6,706,319	2,680,294
BlackRock LifePath Index 2045 Fund K Class - 06-CVT	1,565,292	36,436
BlackRock LifePath Index 2050 Fund K Class - 06-CVV	3,231,351	1,203,624
BlackRock LifePath Index 2055 Fund K Class - 06-CVW	1,512,061	202,445
BlackRock LifePath Index 2060 Fund K Class - 06-CVX	1,074,026	372,083
BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3	14,784	1,190
BlackRock LifePath Index Retirement Fund K Class - 06-CVY	667,947	188,152
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG	4,613,155	2,171,316
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH	8,532,275	5,167,378
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ	2,555,455	2,708,858
BlackRock Multi-Asset Income Fund A Class - 06-FRY	112,456	6,757,446
BlackRock Multi-Asset Income Fund K Class - 06-FTF	1,346	290,844

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG	$10,387,511	$16,165,135
BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH	14,982,727	683,058
BlackRock Total Return Fund A Class - 06-093	17,556	19,435
BlackRock Total Return Fund K Class - 06-CWC	905,549	1,490,742
BlackRock Total Return Fund R Class - 06-901	58,961	138,396
BMO Aggressive Allocation Fund R6 Class - 06-FNH	203,986	239,272
BMO Balanced Allocation Fund R6 Class - 06-FNJ	102,550	1,012,901
BMO Conservative Allocation Fund R6 Class - 06-FNK	14,456	86,400
BMO Conservative Allocation Fund Y Class - 06-FNW	12,548	707
BMO Growth Allocation Fund R6 Class - 06-FNM	11,770	350,917
BMO Large-Cap Growth Fund R6 Class - 06-33F	385,842	318,663
BMO Large-Cap Growth Fund Y Class - 06-33H	19,278	81,504
BMO Mid-Cap Growth Fund A Class - 06-FRG	215	2,820
BMO Mid-Cap Value Fund A Class - 06-FRF	25,256	319,686
BMO Moderate Allocation Fund R6 Class - 06-FNN	106,027	635,451
BMO Small-Cap Growth Fund A Class - 06-FRH	27,757	258,672
BNY Mellon Natural Resources Fund I Class - 06-CCY	414,073	408,909
BNY Mellon Natural Resources Fund Y Class - 06-39Y	30,349	320,125
BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709	13,646	24,449
BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3	42,867	122
BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714	47,426	244
Calvert Equity Portfolio A Class - 06-345	383,341	778,966
Calvert Income Fund A Class - 06-340	265,675	94,735
Calvert Small Cap Fund A Class - 06-516	105,133	44,927
Calvert Small Cap R6 Class - 06-4FN	29,430	2,814
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX	105,796	20,755
Calvert VP SRI Mid Cap Growth Portfolio - 06-520	477,970	1,181,739
ClearBridge Appreciation Fund FI Class - 06-712	43,677	86,181
ClearBridge Appreciation Fund IS Class - 06-3G6	656,160	915,476
ClearBridge Appreciation Fund R Class - 06-717	5,600	10,490
ClearBridge International Growth Fund IS Class - 06-3XJ	182,371	79,348
ClearBridge Large Cap Growth Fund A Class - 06-GJV	5,390	1,756
ClearBridge Large Cap Growth Fund IS Class - 06-GJW	224,636	70,021
ClearBridge Large Cap Growth Fund R Class - 06-GJX	67,604	425,437
ClearBridge Mid Cap I Class - 06-47N	74,472	13,039
ClearBridge Sustainability Leaders Fund IS Class - 06-3XF	1,507,882	32,803
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT	540,517	141,108
Cohen & Steers Realty Shares Fund - 06-3KV	31,548	213
Columbia Acorn International Fund A Class - 06-693	15,676	3,569
Columbia Acorn International Fund Advisor Class - 06-863	1,109	1,718
Columbia Acorn International Fund Institutional Class - 06-692	134	1,784
Columbia Acorn International Fund Institutional 3 Class - 06-CWF	90,309	41,638
Columbia Contrarian Core Fund A Class - 06-902	10,135	7,750
Columbia Contrarian Core Fund Advisor Class - 06-095	404	42,669
Columbia Dividend Income Fund A Class - 06-903	217,497	162,542
Columbia Dividend Income Fund Advisor Class - 06-096	2,357,931	863,725
Columbia Dividend Income I3 Class - 06-4FK	4,245,566	638,483
Columbia Emerging Markets Bond Fund A Class - 06-438	31,269	30,703
Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG	66,157	39,860
Columbia Mid Cap Index Fund A Class - 06-334	5,705,004	17,666,081
Columbia Overseas Value Fund A Class - 06-FTM	51,483	124,373
Columbia Overseas Value Fund Advisor Class - 06-FTN	5,935,990	21,439,647
Columbia Overseas Value Fund Institutional 3 Class - 06-FTP	21,381,771	1,215,747
Columbia Quality Income Fund A Class - 06-914	8,275	162,777
Columbia Quality Income Fund Advisor Class - 06-947	8,409	58,346
Columbia Quality Income Fund Institutional 3 Class - 06-FTT	32,493	7,807
Columbia Select Glbl Equity Advisor Class - 06-4NM	1,837	11,122
Columbia Select Large Cap Value Fund A Class - 06-912	42,526	44,028
Columbia Select Large Cap Value Fund Advisor Class - 06-099	19,550	3,547
Columbia Select Mid Cap Value Fund Advisor Class - 06-098	580,483	440,924

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Columbia Select Small Cap Value Fund A Class - 06-913	$23,393	$38,753
Columbia Seligman Communications and Information Fund A Class - 06-441	1,330,122	922,227
Columbia Seligman Communications and Information Fund Advisor Class - 06-869	492,900	1,573,195
Columbia Seligman Communications and Information Fund Inst 3 Class - 06-FTR	1,390,560	186,244
Columbia Seligman Communications and Information Fund Institutional Cl - 06-443	38,050	1,800
Columbia Small Cap Index Fund A Class - 06-336	5,408,291	10,009,021
Columbia Total Return Bond A Class - 06-64Y	508,765	2,404
Columbia Total Return Bond Adv Class - 06-67N	631,455	1,043
CRM Mid Cap Value Investor Class - 06-551	2,625	4,907
Crossmark Steward Global Equity Income Fund A Class - 06-029	273,442	652,458
Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030	4,455	916
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031	24,476	66,332
Delaware Emerging Markets Fund R6 Class - 06-3YK	3,358	7,034
Delaware Ivy Asset Strategy Fund R Class - 06-007	7,506	1,268
Delaware Ivy Balanced Fund R Class - 06-009	13,632	1,865
Delaware Ivy Emerging Markets Equity Fund N Class - 06-3XY	1,970	10
Delaware Ivy Energy Fund Y Class - 06-CGR	156,025	32,147
Delaware Ivy High Income Fund N Class - 06-GMF	50,366	405
Delaware Ivy High Income Fund R Class - 06-011	1,334	4,325
Delaware Ivy High Income Fund Y Class - 06-012	66,008	60,054
Delaware Ivy Small Cap Core Fund N Class - 06-FNR	542,209	226,815
Delaware Ivy Small Cap Core Fund R Class - 06-FPP	97,342	147,466
Delaware Ivy Small Cap Core Fund Y Class - 06-FPF	35,647	6,807
Delaware Small Cap Core Fund R6 Class - 06-3GP	210,652	12,100
Delaware Small Cap Value Fund R6 Class - 06-3CN	41,494	77,348
DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ	518,407	557,441
DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9	16,136	487,646
DFA Emerging Markets Portfolio Institutional Class - 06-CWJ	670,479	531,150
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV	6,522	3,359
DFA Emerging Markets Value R2 Class - 06-988	10,727	13,319
DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4	115,090	24
DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM	849	53
DFA Global Allocation 60-40 Portfolio R2 Class - 06-991	276,091	94,306
DFA Global Equity Portfolio Institutional Class - 06-CWN	919,322	1,197,510
DFA Global Equity Portfolio R2 Class - 06-992	189,377	1,402,681
DFA Global Real Estate Securities Portfolio - 06-3CW	169,968	256,312
DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK	1,245,205	697,032
DFA Interm Gov Fixed Inc Institutional Class - 06-4FV	19,641	18,324
DFA International Core Equity Portfolio Institutional Class - 06-CWP	544,892	968,833
DFA International Small Company Portfolio Institutional Class - 06-CWR	302,927	109,603
DFA International Sustainability Core 1 Portfolio - 06-3C7	35,866	16,836
DFA International Value R2 Class - 06-993	207,132	174,844
DFA Investment Grade Portfolio Institutional Class - 06-CWT	222,081	44,916
DFA Real Estate Securities Portfolio Institutional Class - 06-CWV	1,266,811	1,483,127
DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW	173,838	1,178,510
DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3	167,678	309,914
DFA U.S. Large Company Portfolio - 06-CWX	1,008,424	996,768
DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK	100,472	734,887
DFA U.S. Sustainability Core 1 Portfolio - 06-3C6	20,021	28,364
DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC	6,225,849	4,785,925
DFA U.S. Targeted Value Portfolio R2 Class - 06-994	1,798,782	2,728,230
DFA US Core Equity 1I Inst Class - 06-4NF	176,265	41,958
DFA US Small Cap Value I Inst Class - 06-4NC	15,080	9,174
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF	562,662	351,881
DWS CROCI U.S. Fund A Class - 06-FNF	14,784	3,362
DWS Emerging Markets Equity Fund A Class - 06-3VN	23,964	6,170
DWS Emerging Markets Equity Fund R6 Class - 06-3VJ	43,804	29,052
DWS GNMA Fund A Class - 06-FPY	15,002	17,842
DWS GNMA Fund S Class - 06-FRC	13,639	9,100
DWS Mid Cap Value Fund A Class - 06-622	5,113	18,863

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
DWS Mid Cap Value Fund S Class - 06-632	$699	$249
DWS RREEF Real Assets Fund A Class - 06-621	215,934	212,233
DWS RREEF Real Assets Fund S Class - 06-631	764	804
DWS RREEF Real Estate Securities Fund A Class - 06-613	439,427	379,863
DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH	5,613,244	1,545,669
DWS RREEF Real Estate Securities Fund S Class - 06-617	3,057,317	5,352,077
DWS Small Cap Core Fund A Class - 06-GGK	659,404	464,034
DWS Small Cap Core Fund S Class - 06-GGM	10,316	21,743
Federated High Yield Trust Institutional Class - 06-788	80,276	13,788
Federated High Yield Trust R6 Class - 06-GKM	2,855,180	73,384
Federated High Yield Trust Service Class - 06-918	79,013	92,444
Federated Institutional High Yield Bond Fund R6 Class - 06-3GV	215,766	158,247
Federated International Equity Fund A Class - 06-CHH	145,011	205,616
Federated International Equity Fund IS Class - 06-CHJ	473,995	593,922
Federated International Leaders Fund A Class - 06-065	111,116	113,997
Federated International Leaders Fund Institutional Class - 06-049	50,453	105,924
Federated International Leaders Fund R6 Class - 06-GKN	249,312	12,985
Federated Kaufmann Large Cap Fund A Class - 06-066	27,703	24,300
Federated Kaufmann Large Cap Fund Institutional Class - 06-050	73,641	161,261
Federated Kaufmann Large Cap Fund R6 Class - 06-CXG	29,452	282,209
Federated MDT All Cap Core Fund A Class - 06-067	41,223	50,843
Federated MDT All Cap Core Fund Institutional Class - 06-051	8,987	1,911
Federated MDT Small Cap Core Fund R6 Class - 06-3MG	88,837	1,524
Federated MDT Small Cap Growth Fund A Class - 06-FTW	241,664	253,860
Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV	20,358	369,079
Federated MDT Small Cap Growth Fund R6 Class - 06-FTX	94,278	29,352
Federated MDT SmallCap Core A Class - 06-4FR	657,521	267,022
Federated MDT SmallCap Core Institutional Class - 06-4FT	12,338	91,432
Fidelity 500 Index Fund - 06-3HR	52,758,249	15,737,566
Fidelity Adv Freedom 2065 I Inst Class - 06-63P	966	328
Fidelity Adv Freedom 2065 M M Class - 06-63V	361	—
Fidelity Adv Growth Opps Z Inst Class - 06-4RH	4,705,220	915,959
Fidelity Adv Intl RealEstate Z Class - 06-4G4	214,389	171,271
Fidelity Adv Intl Small Cap Z Inst Class - 06-4XH	3,941	5
Fidelity Adv Technology Z Inst Class - 06-4N4	185,255	1,026
Fidelity Advisor Balanced Fund I Class - 06-FTY	236,564	14,504
Fidelity Advisor Balanced Fund M Class - 06-FVC	2,416	1,400
Fidelity Advisor Balanced Fund Z Class - 06-FVF	54,512	97,144
Fidelity Advisor Diversified International Fund M Class - 06-280	—	239
Fidelity Advisor Diversified International Fund Z Class - 06-FVG	27,278	30,085
Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028	3,897	572
Fidelity Advisor Diversified Stock Fund M Class - 06-045	13,355	91
Fidelity Advisor Dividend Growth Fund M Class - 06-255	205,745	126,183
Fidelity Advisor Energy Fund I Class - 06-34W	45,603	14,141
Fidelity Advisor Energy Fund M Class - 06-34X	794,305	715,589
Fidelity Advisor Equity Growth Fund M Class - 06-120	82,626	379,971
Fidelity Advisor Equity Income Fund M Class - 06-260	97,103	71,008
Fidelity Advisor Freedom 2005 Fund Z6 Class - 06-GHK	74	—
Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH	9,126	88,331
Fidelity Advisor Freedom 2010 Fund M Class - 06-195	17,146	46,107
Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM	12,262	94
Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ	28,204	90,003
Fidelity Advisor Freedom 2015 Fund M Class - 06-101	107,268	193,673
Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN	17,614	1,280
Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK	65,171	473,892
Fidelity Advisor Freedom 2020 Fund M Class - 06-102	285,199	1,025,305
Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM	236,126	662,379
Fidelity Advisor Freedom 2025 Fund M Class - 06-103	181,196	492,760
Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR	532,137	24,887
Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN	624,501	958,129

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity Advisor Freedom 2030 Fund M Class - 06-106	$526,403	$517,418
Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT	447,560	41,962
Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP	935,859	960,027
Fidelity Advisor Freedom 2035 Fund M Class - 06-107	674,798	630,456
Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV	844,289	48,128
Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR	627,134	911,288
Fidelity Advisor Freedom 2040 Fund M Class - 06-108	264,690	393,576
Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW	744,922	82,078
Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT	447,772	440,936
Fidelity Advisor Freedom 2045 Fund M Class - 06-284	358,781	214,144
Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX	325,284	36,082
Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV	283,812	734,608
Fidelity Advisor Freedom 2050 Fund M Class - 06-286	311,277	214,747
Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY	627,914	28,232
Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW	346,898	564,679
Fidelity Advisor Freedom 2055 Fund M Class - 06-394	635,555	362,748
Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC	536,271	24,312
Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX	26,957	30,321
Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG	522	34
Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF	5,347	13
Fidelity Advisor Freedom Income Fund I Class - 06-CCG	2,197	12,621
Fidelity Advisor Freedom Income Fund M Class - 06-111	32,316	48,294
Fidelity Advisor Freedom® Blend 2015 Fund Z6 Class - 06-46H	12	21,075
Fidelity Advisor Freedom® Blend 2020 Fund Z6 Class - 06-43N	54,342	3,070
Fidelity Advisor Freedom® Blend 2025 Fund Z6 Class - 06-43P	130,111	94,271
Fidelity Advisor Freedom® Blend 2030 Fund Z6 Class - 06-43R	157,425	126,236
Fidelity Advisor Freedom® Blend 2035 Fund Z6 Class - 06-43T	86,224	74,670
Fidelity Advisor Freedom® Blend 2040 Fund Z6 Class - 06-43V	88,984	8,925
Fidelity Advisor Freedom® Blend 2045 Fund Z6 Class - 06-43W	85,794	99,282
Fidelity Advisor Freedom® Blend 2050 Fund Z6 Class - 06-43X	83,212	25,152
Fidelity Advisor Freedom® Blend 2055 Fund Z6 Class - 06-43Y	99,867	31,687
Fidelity Advisor Freedom® Blend 2060 Fund Z6 Class - 06-44C	65,222	53,275
Fidelity Advisor Growth & Income Fund M Class - 06-265	160,178	78,378
Fidelity Advisor Growth Opportunities Fund M Class - 06-125	2,892,905	2,632,216
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155	11,617,155	19,798,520
Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ	1,107,829	907,439
Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232	52,493	114,251
Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233	74,707	178,121
Fidelity Advisor New Insights Fund A Class - 06-295	13,368	103,647
Fidelity Advisor New Insights Fund M Class - 06-166	141,083	540,644
Fidelity Advisor Real Estate Fund A Class - 06-392	1,351	52,564
Fidelity Advisor Real Estate Fund I Class - 06-047	88,061	146,179
Fidelity Advisor Real Estate Fund M Class - 06-391	6,453	4,352
Fidelity Advisor Small Cap Fund A Class - 06-393	37,070	384
Fidelity Advisor Small Cap Fund M Class - 06-275	384,908	586,533
Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841	4	104,443
Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270	24,915	52,928
Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026	172,381	610,678
Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043	88,273	1,923,413
Fidelity Advisor Strategic Income Fund A Class - 06-110	104,320	12,966
Fidelity Advisor Total Bond Fund I Class - 06-027	7,451,722	3,478,006
Fidelity Advisor Total Bond Fund M Class - 06-044	1,369,267	933,259
Fidelity Advisor Total Bond Fund Z Class - 06-FVM	7,926,522	1,623,639
Fidelity Advisor Value Fund A Class - 06-322	4,291	33,747
Fidelity Advisor Value Fund M Class - 06-323	—	1
Fidelity Emerging Markets Index Fund - 06-3WN	958,684	380,206
Fidelity Extended Market Index Fund - 06-3WJ	202,284	16,484
Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7	11,428	80
Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9	1,101	3,530
Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC	92,250	595

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF	$499	$—
Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG	8	72
Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH	2,189	198,504
Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ	13,751	145
Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK	69,272	28,846
Fidelity Inflation-Protected Bond Index Fund - 06-3WK	400,419	338,712
Fidelity International Index Fund - 06-3HX	3,605,289	1,988,406
Fidelity Large Cap Gro Idx Inst Class - 06-4RK	189,322	6,977
Fidelity Mid Cap Index Fund - 06-3HW	8,240,825	5,879,866
Fidelity Real Estate Index Fund - 06-3WP	103,228	67,705
Fidelity Small Cap Index Fund - 06-3HV	13,000,774	4,488,193
Fidelity Total International Index Fund - 06-3WH	178,410	23,608
Fidelity Total Market Index Fund - 06-3MR	17,401,159	2,900,522
Fidelity U.S. Bond Index Fund - 06-3HT	1,647,005	2,326,657
Fidelity US Sustainability Index Fund - 06-3X3	34,041	1,861
Fidelity VIP Asset Manager Portfolio Initial Class - 06-230	1,211,909	2,607,420
Fidelity VIP Contrafund Portfolio Initial Class - 06-245	7,252,704	17,878,520
Fidelity VIP Equity-Income Portfolio Initial Class - 06-205	431,973	1,915,521
Fidelity VIP Growth Portfolio Initial Class - 06-210	3,244,718	9,461,576
Fidelity VIP High Income Portfolio Initial Class - 06-215	437,841	674,290
Fidelity VIP Overseas Portfolio Initial Class - 06-220	379,852	1,232,729
First Eagle Global Fund R6 Class - 06-3VC	720,059	399,997
First Eagle Overseas Fund R6 Class - 06-3VF	93,324	64,963
Franklin DynaTech Fund R6 Class - 06-3RY	8,027,082	4,410,189
Franklin Equity Income Fund R6 Class - 06-3T3	31,359	15,539
Franklin Growth Fund A Class - 06-819	81,283	302,875
Franklin Growth Fund Advisor Class - 06-CMX	701,452	11,519,389
Franklin Growth Fund R Class - 06-818	91,614	87,830
Franklin Growth Opportunities Fund Advisor Class - 06-CNW	85,246	20,635
Franklin Growth Opportunities Fund R Class - 06-4PN	920	2
Franklin Growth Opportunities Fund R Class - 06-CMW	7,614	59,636
Franklin Growth Series R6 Class - 06-FXP	57,791	57,083
Franklin Income Fund Advisor Class - 06-719	72,684	41,750
Franklin Income Fund R Class - 06-724	58,177	238,864
Franklin Income Fund R6 Class - 06-GKR	22,096	17,926
Franklin International Growth Fund R6 Class - 06-3T4	1,361,290	403,881
Franklin Mutual Global Discovery Fund Z Class - 06-723	177,183	2,267,692
Franklin Rising Dividends Fund R6 Class - 06-3T7	4,853	1,811
Franklin Small Cap Growth Fund R6 Class - 06-3T9	91,065	66,576
Franklin Small Cap Value Fund A Class - 06-247	97,816	196,789
Franklin Small Cap Value Fund Advisor Class - 06-CMY	9,425,672	7,954,729
Franklin Small Cap Value Fund R Class - 06-248	274,209	239,366
Franklin Small Cap Value Fund R6 Class - 06-GKT	4,521,280	1,595,259
Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC	69,942	19,273
Franklin Small-Mid Cap Growth Fund R Class - 06-890	35,376	89,886
Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC	150,469	69,719
Franklin Strategic Income Fund Advisor Class - 06-CNF	139	243
Franklin Strategic Income Fund R Class - 06-915	91,370	139,525
Franklin Strategic Income Fund R6 Class - 06-CXH	289,354	603,550
Franklin Utilities Fund Advisor Class - 06-FPC	98,944	288,489
Franklin Utilities Fund R Class - 06-FPN	114,219	131,247
Franklin Utilities Fund R6 Class - 06-FNP	290,738	18,023
Frost Total Return Bond Fund Institutional Class - 06-GKX	30,998	30,968
Goldman Sachs Core Fixed Income Fund R Class - 06-4PV	9,389,155	1,689,012
Goldman Sachs Emerging Markets Equity Fund R6 Class - 06-3GG	1,779	16,094
Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH	5,122,310	7,201,125
Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ	359,694	293,422
Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ	415,562	1,532,622
Goldman Sachs Growth Opportunities Fund Investor Class - 06-727	36,965	13,479
Goldman Sachs Growth Opportunities Fund R6 Class - 06-CXK	70,441	16,889

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Goldman Sachs Growth Opportunities Fund Service Class - 06-729	$9,863	$22,399
Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249	10,257	13,324
Goldman Sachs Growth Strategy Portfolio Service Class - 06-251	23,567	46,826
Goldman Sachs International Equity Insights Fund Institutional Class - 06-367	1,237,015	370,218
Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM	417,753	274,701
Goldman Sachs International Equity Insights Fund Service Class - 06-368	398,173	387,178
Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX	2,820,732	14,695,018
Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN	8,301,065	6,489,219
Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY	302,409	3,983,483
Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052	94	572
Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP	480,667	2,287,210
Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252	144,059	202,373
Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR	172,841	81,378
Goldman Sachs Mid Cap Value Fund Service Class - 06-253	323,191	363,713
Goldman Sachs Small Cap Value Fund Institutional Class - 06-254	1,244,008	8,566,163
Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT	1,943,456	3,715,032
Goldman Sachs Small Cap Value Fund Service Class - 06-256	892,294	3,515,375
Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257	522,375	1,039,716
Goldman Sachs Technology Opportunities Fund Service Class - 06-258	230,136	439,764
Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053	227,390	444,043
Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT	735,673	279,501
Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069	57,736	1,551,398
GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW	283	70
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV	214	322
GuideStone Funds Equity Index Fund Advisor Class - 06-3YW	354	48,192
GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C	12,145	512
GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY	301	5
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H	158	237
GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J	432,376	10,718
GuideStone Funds Value Equity Fund Institutional Class - 06-43M	48,633	32,247
Harbor Capital Apprec Ret Retirement Class - 06-49R	3,943	19
Hartford Core Equity Fund R6 Class - 06-3YJ	10,114,016	6,172,166
Hartford Schroders International Stock Fund SDR Class - 06-3NX	4,245,829	764,678
Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT	939	553
Invesco American Franchise Fund A Class - 06-023	96,882	76,064
Invesco American Value Fund A Class - 06-070	373,267	159,314
Invesco American Value Fund Y Class - 06-054	4,955	422
Invesco Comstock Fund A Class - 06-771	170,065	176,640
Invesco Comstock Fund R Class - 06-772	86,907	254,422
Invesco Comstock Sel A Class - 06-317	18,349	80,617
Invesco Core Bond A Class - 06-926	201,012	388,588
Invesco Core Bond Y Class - 06-894	19,448	338,848
Invesco Core Plus Bond Fund R6 Class - 06-3G7	49,738	1,451
Invesco Corporate Bond Fund R6 Class - 06-3W4	3,459	274
Invesco Disc Mc Gr Retirement Class - 06-4HH	1,599	401
Invesco Disc Mid Cap Gr Retirement Class - 06-4HC	333,296	470,462
Invesco Disc Mid Cap Gr A Class - 06-4H9	19,086	14,584
Invesco Disc MidCapGr R6 Class - 06-3F3	149,317	23,952
Invesco Diversified Dividend Fund A Class - 06-816	704,079	1,189,286
Invesco Diversified Dividend Fund Investor Class - 06-817	1,780,216	25,522,315
Invesco Diversified Dividend Fund R6 Class - 06-CXV	18,011,535	6,685,508
Invesco Energy Fund A Class - 06-835	468,065	477,217
Invesco Energy Fund Investor Class - 06-810	332,985	119,498
Invesco Floating Rate ESG R6 Class - 06-FXV	503,648	20,484
Invesco Floating Rate ESG Y Class - 06-055	29,342	3,808
Invesco Global A Class - 06-763	76,327	908,144
Invesco Global Health Care Fund A Class - 06-845	7,068	56,692
Invesco Global Health Care Fund Investor Class - 06-815	13,365	17,900
Invesco Global Low Volatility Equity Yield Fund A Class - 06-465	—	16,177
Invesco Global Low Volatility Equity Yield Fund R5 Class - 06-229	—	31

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Invesco Global Opps R6 Class - 06-FYW	$336,482	$175,461
Invesco Global Ops A Class - 06-556	316,867	433,017
Invesco Global Ops Y Class - 06-843	3,152,707	541,095
Invesco Global R6 Class - 06-FYV	660,355	345,928
Invesco Global Strat Inc A Class - 06-288	96,933	48,635
Invesco Global Strat Inc Y Class - 06-751	50,540	24,310
Invesco Global Y Class - 06-752	63,574	376,162
Invesco Gold & Spcl Min A Class - 06-463	681,236	713,573
Invesco Gold & Spcl Min R6 Class - 06-34Y	485,177	77,384
Invesco Gold & Spcl Min Y Class - 06-753	2,141,959	2,245,744
Invesco International Growth Fund R Class - 06-193	3,176	57,360
Invesco International Growth Fund R5 Class - 06-192	65,207	76,847
Invesco International Growth Fund R6 Class - 06-CXW	2	2,230
Invesco Intl Bond A Class - 06-297	131,251	268,348
Invesco Intl Bond R6 Class - 06-FYX	192,485	377,880
Invesco Intl Bond Y Class - 06-754	371,808	1,856,139
Invesco Intl Growth A Class - 06-319	146,725	376,764
Invesco Intl Growth R6 Class - 06-FNC	38,469	1,156,089
Invesco Intl Growth Y Class - 06-756	117,352	508,183
Invesco Intl Small Company R6 Class - 06-4FY	94,992	95,336
Invesco Intl SmMid Co A Class - 06-764	76,231	259,485
Invesco Intl SmMid Co R6 Class - 06-FCC	6,641	5,770
Invesco Intl SmMId Co Y Class - 06-757	6,418	39,413
Invesco Main St All Cap A Class - 06-766	106,850	221,167
Invesco Main St Mid Cap A Class - 06-262	169,678	441,839
Invesco MAIN ST MID CAP Retirement Class - 06-4HG	23,802	137,822
Invesco Main St Mid Cap Y Class - 06-759	105,647	358,099
Invesco Oppenheimer Developing Markets Fund A Class - 06-466	884,868	2,625,830
Invesco Oppenheimer Developing Markets Fund R6 Class - 06-DDD	2,584,845	1,940,975
Invesco Oppenheimer Developing Markets Fund Y Class - 06-571	1,394,604	3,397,055
Invesco Prt Active Alloc A Class - 06-924	161	34
Invesco Prt Active Alloc Y Class - 06-893	872	63,281
Invesco Sen Floating Rate A Class - 06-078	19,705	29,367
Invesco Sen Floating Rate R6 Class - 06-GCC	12,289	267,263
Invesco Sen Floating Rate Y Class - 06-062	25	23,146
Invesco Small Cap Growth Fund A Class - 06-320	4,989,068	1,897,085
Invesco Small Cap Growth Fund R Class - 06-595	492,811	1,001,589
Invesco Small Cap Growth Fund R6 Class - 06-CXX	1,760,649	1,119,989
Invesco Technology Fund A Class - 06-855	62,529	306,489
Invesco Technology Fund Investor Class - 06-805	13,040	69,162
Invesco Value Opportunities Fund A Class - 06-814	481	2,662
Invesco Value Opportunities Fund R Class - 06-813	5,541	27,186
iShares MSCI EAFE International Index Fund K Class - 06-3VK	189,469	89,986
iShares MSCI Total Intl Idx K Class - 06-46N	574,548	2,423,171
iShares Russell 1000LgCp Idx K Class - 06-46P	9,283	2,569
iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR	621,457	333,494
iShares Russell Mid-Cap Index Fund K Class - 06-3GM	270,538	53,166
iShares S&P 500 Index Fund K Class - 06-3G4	6,714,895	5,549,507
iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM	31,241	45,990
Janus Henderson Balanced Fund N Class - 06-CYC	12,409,767	2,497,030
Janus Henderson Balanced Fund R Class - 06-612	526,843	2,733,839
Janus Henderson Balanced Portfolio Service Class - 06-611	8,195,667	21,014,050
Janus Henderson Dev World Bond N Class - 06-4TJ	3,232	2
Janus Henderson Enterprise Fund A Class - 06-CMC	150,052	124,868
Janus Henderson Enterprise Fund N Class - 06-CYF	212,255	173,604
Janus Henderson Enterprise Fund S Class - 06-CMF	32,852	80,590
Janus Henderson Flexible Bond Fund N Class - 06-CYG	1,982,762	704,864
Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601	1,166,344	3,715,627
Janus Henderson Forty Fund A Class - 06-603	1,048,971	7,704,352
Janus Henderson Forty Fund R Class - 06-154	233,204	947,803

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Janus Henderson Global Equity Income Fund A Class - 06-GMH	$81,786	$683
Janus Henderson Global Equity Income Fund N Class - 06-GMJ	681,509	521,918
Janus Henderson Global Equity Income Fund S Class - 06-GMK	135,853	164,444
Janus Henderson Global Life Sciences Fund S Class - 06-CGW	1,262	695
Janus Henderson Global Life Sciences Fund T Class - 06-CGX	825	102
Janus Henderson Global Research Portfolio Institutional Class - 06-600	391,899	2,194,689
Janus Henderson Global Technology Fund N Class - 06-3CM	3,402,306	294,952
Janus Henderson Growth and Income Fund R Class - 06-156	112,655	225,875
Janus Henderson Mid Cap Value Fund A Class - 06-604	2,510	8,393
Janus Henderson Mid Cap Value Fund R Class - 06-261	75,227	71,023
Janus Henderson Mid Cap Value Portfolio Service Class - 06-259	461	6,356
Janus Henderson Multi-Sector Income Fund N Class - 06-3GW	3,727	599
Janus Henderson Research Fund A Class - 06-888	5,011	31,881
Janus Henderson Small Cap Value Fund N Class - 06-FCH	1,805,964	1,852,588
Janus Henderson Small Cap Value Fund Service Class - 06-615	485,842	6,701,266
Janus Henderson Triton Fund A Class - 06-889	1,651,991	11,002,890
Janus Henderson Triton Fund N Class - 06-CYH	3,623,743	5,092,162
Janus Henderson Triton Fund Service Class - 06-921	668,672	1,114,530
Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954	114	36,277
Janus Henderson Venture Fund N Class - 06-3P3	160,380	665,615
John Hancock Bond Fund R6 Class - 06-3HM	1,086,391	87,417
John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class - 06-3GN	1	299
John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class - 06-3H3	1,842	11,208
John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class - 06-3H4	—	43,793
John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class - 06-3H6	9,357	108,996
John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class - 06-3H7	20,287	185,971
John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class - 06-3H9	27,461	503,654
John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class - 06-3J3	25,079	170,083
John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class - 06-3HF	23,071	362,601
John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class - 06-3HG	11,029	104,840
John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class - 06-3HH	6,033	56,419
John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class - 06-3HJ	9,070	45,321
JPMorgan Core Plus Bond Fund R6 Class - 06-3W6	2,570,198	1,282,427
JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN	296,180	77,621
JPMorgan Equity Income Fund R4 Class - 06-FXX	33,759,399	36,732,804
JPMorgan Equity Income Fund R6 Class - 06-FXY	40,857,122	6,561,130
JPMorgan Global Bond Opps R6 Class - 06-4GH	200,496	51,985
JPMorgan Government Bond Fund R4 Class - 06-FYC	630	3
JPMorgan Government Bond Fund R6 Class - 06-FYF	183,224	107,679
JPMorgan Income R6 Class - 06-4GJ	9,506	5,514
JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ	24,671,436	8,271,796
JPMorgan Large Cap Value Fund R6 Class - 06-3GF	1,047,857	528,297
JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG	413,695	3,527,469
JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH	4,819,477	3,168,690
JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ	6,777	3,085
JPMorgan Mid Cap Value Fund R6 Class - 06-FYK	318,662	278,430
JPMorgan Small Cap Growth Fund R6 Class - 06-3JM	1,103,806	754,615
JPMorgan Small Cap Value Fund R6 Class - 06-44Y	116,476	57,218
JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN	481,456	1,042,008
JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP	460,309	596,089
JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR	1,152,649	422,279
JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT	592,609	883,789
JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV	347,951	571,822
JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW	533,754	415,327
JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX	411,900	406,408
JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY	420,797	266,173
JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC	495,012	310,095
JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF	65,800	30,101
JPMorgan U.S. Small Company Fund R4 Class - 06-FYM	42,105	2,491
JPMorgan U.S. Small Company Fund R6 Class - 06-FYN	248,112	42,151

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
JPMorgan US Equity R6 Class - 06-4TC	$2,061,543	$978,482
JPMorgan Value Advantage Fund R4 Class - 06-GJH	359,910	30,196,678
JPMorgan Value Advantage Fund R6 Class - 06-GJJ	259,730	3,354,228
Knights of Columbus Core Bond Institutional Class - 06-FRN	27,200	20,700
Knights of Columbus Intl Eq Institutional Class - 06-FRP	6,516	25,493
Knights of Columbus Lg Gr Institutional Class - 06-FRR	6,343	2,115
Knights of Columbus Lg Val Institutional Class - 06-FRT	195,368	229,399
Knights Of Columbus Small Cap Institutional Class - 06-FRV	39,343	54,018
Loomis Sayles Small Cap Growth Fund N Class - 06-3JG	1,690	106
Lord Abbett Bond Debenture R6 Class - 06-4F6	1,464,079	706,938
Lord Abbett Bond-Debenture Fund R3 Class - 06-072	93,418	85,948
Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT	25,335	28,671
Lord Abbett Developing Growth Fund A Class - 06-732	53,428	378,236
Lord Abbett Developing Growth Fund P Class - 06-960	62,084	295,939
Lord Abbett Developing Growth Fund R3 Class - 06-369	1,090,945	1,193,630
Lord Abbett Developing Growth Fund R5 Class - 06-CJW	8,378,245	7,529,755
Lord Abbett Developing Growth Fund R6 Class - 06-CYJ	20,557,807	3,320,615
Lord Abbett Dividend Growth Fund R3 Class - 06-424	25,619	2,750
Lord Abbett Dividend Growth Fund R5 Class - 06-CJV	106,935	21,690
Lord Abbett Fcsd SmCap Value R6 Class - 06-4XK	6,263,068	286,713
Lord Abbett Fundamental Equity Fund R3 Class - 06-731	1,750	9,091
Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX	97,784	5,193
Lord Abbett Growth Leaders Fund I Class - 06-948	11,164	23,147
Lord Abbett Growth Leaders Fund R3 Class - 06-951	40,352	3,334
Lord Abbett Growth Leaders Fund R5 Class - 06-CJY	2,811,196	1,080,968
Lord Abbett Growth Opportunities Fund P Class - 06-965	1,931	17,050
Lord Abbett Growth Opportunities Fund R3 Class - 06-371	14,211	57,997
Lord Abbett High Yield Fund A Class - 06-057	324	11
Lord Abbett High Yield Fund R3 Class - 06-073	60,936	77,415
Lord Abbett High Yield Fund R5 Class - 06-CKF	552,718	6,694,785
Lord Abbett High Yield Fund R6 Class - 06-CYK	2,633,851	831,392
Lord Abbett International Opportunities Fund R3 Class - 06-36C	28,842	1,323,519
Lord Abbett International Opportunities Fund R5 Class - 06-36F	86,322	1,704,562
Lord Abbett International Opportunities Fund R6 Class - 06-36G	202,893	1,103,813
Lord Abbett Mid Cap Stock Fund P Class - 06-970	1,602	29,414
Lord Abbett Mid Cap Stock Fund R3 Class - 06-961	931	25,761
Lord Abbett Mid Cap Stock Fund R5 Class - 06-CKG	88	—
Lord Abbett Small Cap Value Fund R3 Class - 06-962	210,567	89,979
Lord Abbett Total Return Fund I Class - 06-949	9,535	13,605
Lord Abbett Total Return Fund R3 Class - 06-952	15,730	27,793
Lord Abbett Total Return Fund R5 Class - 06-CKJ	183,538	181,720
Lord Abbett Total Return Fund R6 Class - 06-3RJ	320,355	93,184
Lord Abbett Value Opportunities Fund A Class - 06-967	30,515	554,052
Lord Abbett Value Opportunities Fund P Class - 06-025	105,319	44,295
Lord Abbett Value Opportunities Fund R3 Class - 06-968	180,243	416,660
Lord Abbett Value Opportunities Fund R6 Class - 06-FYP	718,167	284,255
Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222	151	459
Manning & Napier Pro-Blend Extended Term Series S Class - 06-223	4,930	5,372
Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224	4,749	5,928
Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226	1,152	83,283
Met West Total Return Bd P Class - 06-47P	496,305	569,318
MFS Aggressive Growth Allocation Fund R2 Class - 06-074	40,699	42,690
MFS Aggressive Growth Allocation Fund R3 Class - 06-058	272,610	274,721
MFS Conservative Allocation Fund R2 Class - 06-075	75,525	182,195
MFS Conservative Allocation Fund R3 Class - 06-059	1,341,468	1,295,930
MFS Core Equity Fund R6 Class - 06-3W7	2,395,238	457,961
MFS Emerging Markets Debt Fund R2 Class - 06-013	359	14
MFS Emerging Markets Debt Fund R6 Class - 06-CYM	13,752	608
MFS Global Real Estate R6 Class - 06-4FM	263,609	134,072
MFS Growth Allocation Fund R2 Class - 06-076	64,487	231,605

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
MFS Growth Allocation Fund R3 Class - 06-060	$39,591	$157,749
MFS Growth Fund R6 Class - 06-CYN	11,208,453	4,586,207
MFS International Diversification Fund R6 Class - 06-3MF	2,867,543	896,443
MFS International Growth Fund R6 Class - 06-49X	257,393	50,241
MFS International New Discovery Fund A Class - 06-360	214,350	500,130
MFS International New Discovery Fund R2 Class - 06-379	31,061	17,871
MFS International New Discovery Fund R6 Class - 06-CYP	376,421	545,450
MFS International Value Fund R2 Class - 06-822	74,465	357,052
MFS International Value Fund R3 Class - 06-773	52,982	1,132,518
MFS International Value Fund R6 Class - 06-CYR	732,034	647,278
MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387	123,288	357,389
MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386	323,517	4,282,587
MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT	1,029,203	2,280,932
MFS Mid Cap Growth Fund A Class - 06-365	6,749,862	21,380,162
MFS Mid Cap Growth Fund R6 Class - 06-GNF	21,669,384	7,488,991
MFS Mid Cap Value Fund R2 Class - 06-922	756,831	1,000,742
MFS Mid Cap Value Fund R3 Class - 06-891	1,152,311	1,021,415
MFS Mid Cap Value Fund R6 Class - 06-CYV	3,880,364	2,430,073
MFS Moderate Allocation Fund R2 Class - 06-077	79,361	240,115
MFS Moderate Allocation Fund R3 Class - 06-061	746,787	652,885
MFS New Discovery Fund R2 Class - 06-298	88,051	113,621
MFS New Discovery Fund R3 Class - 06-299	737,354	143,046
MFS Technology Fund R2 Class - 06-CMG	3,874	334
MFS Technology Fund R3 Class - 06-CMH	302,087	3,742,013
MFS Technology Fund R6 Class - 06-CYW	641,077	933,840
MFS Total Return Bond Fund R6 Class - 06-3TH	183	14,717
MFS Total Return Fund R6 Class - 06-3JR	351,794	183,686
MFS Utilities Fund R2 Class - 06-389	407,392	373,378
MFS Utilities Fund R3 Class - 06-388	4,032	17,017
MFS Utilities Fund R6 Class - 06-39X	6,855	10
MFS Value Fund A Class - 06-375	1,021,069	7,484,924
MFS Value Fund R6 Class - 06-CYX	8,882,255	5,727,328
Neuberger Berman Emerging Markets Equity Fund A Class - 06-015	31,523	23,200
Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016	11,736	227
Neuberger Berman Focus Fund Advisor Class - 06-880	—	3,647
Neuberger Berman Large Cap Value Fund Advisor Class - 06-900	115,320	261,093
Neuberger Berman Lg Cap Val R6 Class - 06-4XP	952,419	8,484
Neuberger Berman Small Cap Growth Fund A Class - 06-868	32,830	8,085
Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895	21,964	218,403
Neuberger Berman Small Cap Growth Fund R3 Class - 06-867	232,445	304,177
Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP	6,712	2,535
Neuberger Berman Sustainable Equity Fund A Class - 06-CNY	1	505
Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC	69,382	250,957
North Square Multi Strategy Fund A Class - 06-839	23,775	4,857
North Square Oak Ridge Small Cap Growth Fund A Class - 06-629	9,226	525
North Square Oak Ridge Small Cap Growth Fund I Class - 06-627	—	238,337
Northern Small Cap Value Fund R Class - 06-492	1,094,144	6,288,612
Nuveen International Growth Fund A Class - 06-CNM	41,146	277
Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237	398,710	126,577
Nuveen Mid Cap Value Fund A Class - 06-234	419,719	390,902
Nuveen Mid Cap Value Fund R6 Class - 06-3JK	179,641	1,687
Nuveen Real Estate Securities Fund A Class - 06-324	253,161	181,729
Nuveen Real Estate Securities Fund R6 Class - 06-FYR	1,059,284	916,230
Nuveen Small Cap Select Fund A Class - 06-239	5,581	54,822
Nuveen Small Cap Value Fund A Class - 06-242	617,738	213,676
Nuveen Small Cap Value Fund R6 Class - 06-FYT	114,391	422,708
Parnassus Core Equity Fund Investor Class - 06-497	24,987,712	2,917,069
Parnassus Fund - 06-496	42,295	32,373
Parnassus Mid Cap Fund - 06-498	489,966	613,778
Pax Global Environmental Markets Fund Investor Class - 06-569	37,779	74,167

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Pax Sustainable Alloc Inv Investor Class - 06-568	$487,224	$560,793
Payden Emerging Markets Bond Investor Class - 06-501	14,474	735
PGIM Day One 2020 Fund R6 Class - 06-44K	74,950	64,093
PGIM Day One 2025 Fund R6 Class - 06-44M	117,087	11,695
PGIM Day One 2030 Fund R6 Class - 06-44N	83,829	20,514
PGIM Day One 2035 Fund R6 Class - 06-44P	175,243	55,327
PGIM Day One 2040 Fund R6 Class - 06-44R	59,350	30,183
PGIM Day One 2045 Fund R6 Class - 06-44T	53,903	37,310
PGIM Day One 2050 Fund R6 Class - 06-44V	46,195	10,265
PGIM Day One 2055 Fund R6 Class - 06-44W	12,224	14,758
PGIM Day One 2060 Fund R6 Class - 06-44X	4,078	5,922
PGIM Day One Income Fund R6 Class - 06-44G	914	132
PGIM Global Real Estate Fund A Class - 06-531	33,645	124,634
PGIM Global Real Estate Fund R2 Class - 06-3FN	8,976	12,176
PGIM Global Real Estate Fund R4 Class - 06-3FP	71,394	194,748
PGIM Global Real Estate Fund R6 Class - 06-FCX	563,674	465,371
PGIM Global Real Estate Fund Z Class - 06-526	95,548	459,711
PGIM Global Total Return Fund R6 Class - 06-3XW	22,367,554	1,798,467
PGIM High Yield Fund A Class - 06-533	1,559,312	1,608,627
PGIM High Yield Fund Z Class - 06-532	2,902,030	4,938,081
PGIM High-Yield Fund R2 Class - 06-3FH	47,518	18,701
PGIM High-Yield Fund R4 Class - 06-3FJ	114,645	39,285
PGIM High-Yield Fund R6 Class - 06-FCY	5,037,024	3,670,076
PGIM Jennison Financial Services Fund A Class - 06-456	127,671	101,261
PGIM Jennison Financial Services Fund Z Class - 06-457	7,712	30,147
PGIM Jennison Focused Growth Fund A Class - 06-079	481,955	113,208
PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ	4,183,979	814,683
PGIM Jennison Focused Growth Fund Z Class - 06-063	1,749	26,181
PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9	142,586	185
PGIM Jennison Health Sciences Fund A Class - 06-458	18,362	175,332
PGIM Jennison Health Sciences Fund Z Class - 06-459	249,027	253,448
PGIM Jennison Mid Cap Growth Fund A Class - 06-461	203,730	816,120
PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF	361,428	794,163
PGIM Jennison Mid Cap Growth Fund Z Class - 06-462	1,620,886	2,247,616
PGIM Jennison Natural Resources Fund A Class - 06-453	321,173	278,512
PGIM Jennison Natural Resources Fund R6 Class - 06-FFG	112,671	58,106
PGIM Jennison Natural Resources Fund Z Class - 06-454	1,897	18,903
PGIM Jennison Small Company Fund A Class - 06-589	163,093	329,189
PGIM Jennison Small Company Fund R6 Class - 06-GJN	627,467	134,067
PGIM Jennison Small Company Fund Z Class - 06-593	79,492	196,799
PGIM QMA Mid Cap Value Fund A Class - 06-080	90,392	96,188
PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF	4,269	3,148
PGIM QMA Mid Cap Value Fund Z Class - 06-064	120,554	244,868
PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP	5,194	5,721
PGIM Total Return Bond Fund A Class - 06-538	662,823	2,058,113
PGIM Total Return Bond Fund R2 Class - 06-3FK	162,437	46,211
PGIM Total Return Bond Fund R4 Class - 06-3FM	261,862	771,405
PGIM Total Return Bond Fund R6 Class - 06-FFH	14,417,465	7,968,909
PGIM Total Return Bond Fund Z Class - 06-537	4,978,472	13,306,574
PIMCO All Asset Fund Admin Class - 06-706	142,740	22,528
PIMCO All Asset Fund Institutional Class - 06-3FC	12,869	184,098
PIMCO All Asset Fund R Class - 06-017	64	37
PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018	114,102	31,068
PIMCO Commodity Real Return Strategy Fund R Class - 06-019	8,791	3,011
PIMCO High Yield Fund Admin Class - 06-760	859,812	1,315,267
PIMCO High Yield Fund Institutional Class - 06-FCJ	491,228	17,645
PIMCO High Yield Fund R Class - 06-705	83,409	350,584
PIMCO Income Fund Admin Class - 06-768	5,701,391	28,957,471
PIMCO Income Fund Institutional Class - 06-FCK	3,990,032	4,381,655
PIMCO Income Fund R Class - 06-769	129,208	195,916

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ	$43,203	$36,110
PIMCO Investment Grade Credit Bond Fund Admin Class - 06-CNN	1,180	113
PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH	70,842	33,094
PIMCO Real Return Fund Admin Class - 06-707	1,208,345	1,701,518
PIMCO Real Return Fund Institutional Class - 06-FCM	3,543,777	2,369,387
PIMCO Real Return Fund R Class - 06-708	755,758	526,055
PIMCO STCKPLUS INSTL Institutional Class - 06-4K3	2,577	29,453
PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4	124,693	36,255
PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR	91,577	37,165
PIMCO Total Return Fund Admin Class - 06-291	965,053	3,208,444
PIMCO Total Return Fund Institutional Class - 06-FCN	3,233,992	1,350,701
PIMCO Total Return Fund R Class - 06-680	445,351	1,506,579
Pioneer Bond Fund A Class - 06-834	2,009,957	4,370,385
Pioneer Bond Fund K Class - 06-FCP	26,867,006	10,608,195
Pioneer Bond Fund Y Class - 06-823	8,713,794	51,292,925
Pioneer Classic Balanced Fund N Class - 06-3WW	871,161	413,239
Pioneer Equity Income Fund A Class - 06-327	800,679	739,528
Pioneer Equity Income Fund K Class - 06-FCR	3,035,305	644,439
Pioneer Equity Income Fund Y Class - 06-828	2,356,942	7,808,614
Pioneer Fund A Class - 06-833	360,114	233,092
Pioneer Fund VCT Portfolio I Class - 06-590	286,858	892,549
Pioneer Fundamental Growth Fund A Class - 06-628	264,975	396,764
Pioneer Fundamental Growth Fund K Class - 06-FCT	71,113	992,187
Pioneer Fundamental Growth Fund Y Class - 06-626	730,889	11,151,555
Pioneer Global Equity Fund A Class - 06-GGH	20,659	19,030
Pioneer Global Equity Fund Y Class - 06-GGJ	1	2
Pioneer High Yield Fund A Class - 06-837	7,315	47,077
Pioneer High Yield Fund Y Class - 06-829	2,877	3,101
Pioneer Mid Cap Value Fund A Class - 06-838	61,259	86,804
Pioneer Select Mid Cap Growth Fund A Class - 06-836	582,786	927,380
Pioneer Select Mid Cap Growth Fund K Class - 06-FCV	2,172,567	5,430,387
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591	1,180,031	2,869,877
Pioneer Strategic Income Fund A Class - 06-594	135,915	52,516
Pioneer Strategic Income Fund K Class - 06-FCW	199,628	181,676
Pioneer Strategic Income Fund Y Class - 06-CGG	312,450	66,915
Principal Bond Market Index Fund R3 Class - 06-FHX	41,327	40,259
Principal Core Fixed Inc R6 Class - 06-3JJ	60,232	36,074
Principal Global Real Estate Securities Fund R6 Class - 06-3JP	197,163	106,845
Principal International Equity Index Fund R3 Class - 06-CVG	127,828	63,504
Principal LargeCap Growth Fund R6 Class - 06-3JH	80,255	92,871
Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW	911,846	1,155,596
Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN	330,551	24,697
Principal Real Estate Securities Fund R6 Class - 06-3CP	187,151	4,848
Principal Small Cap S&P 500 Index R6 Class - 06-4TV	199,722	116,903
Principal SmallCap Growth Fund I R6 Class - 06-3RP	357,485	117,012
Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX	824,487	1,128,551
Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN	16,954	7,087
Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT	106	545
Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW	420	18,498
Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX	8,364	4,080
Putnam Equity Income Fund A Class - 06-FCG	377,641	607,300
Putnam Equity Income Fund Y Class - 06-FCF	325,661	246,869
Putnam Equity Income Fund R6 Class - 06-36H	568,856	211,815
Putnam Growth Opportunities Fund A Class - 06-938	61,706	228,403
Putnam Growth Opportunities Fund R6 Class - 06-GCG	588,996	233,269
Putnam Growth Opportunities Fund Y Class - 06-899	10,646,632	538,561
Putnam Sustainable Future Fund R6 Class - 06-3XC	37,072	28,469
Putnam Sustainable Leaders Fund R6 Class - 06-3XG	2,654	2,523
Russell Emerging Markets Fund S Class - 06-747	4,420	221
Russell Equity Income Fund S Class - 06-742	20,052	4,725

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Russell Global Equity Fund S Class - 06-736	$535	$1,677
Russell Global Real Estate Securities Fund R6 Class - 06-FFM	33,776	132,922
Russell Global Real Estate Securities Fund S Class - 06-739	73,642	281,194
Russell Investment Grade Bond Fund S Class - 06-738	104,262	101,769
Russell LifePoints Balanced Strategy Fund R1 Class - 06-659	135,279	373,925
Russell LifePoints Balanced Strategy Fund R5 Class - 06-665	250,445	388,822
Russell LifePoints Conservative Strategy Fund R1 Class - 06-661	3,725	31,872
Russell LifePoints Conservative Strategy Fund R5 Class - 06-655	43,332	95,377
Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662	34,819	244,834
Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675	48,518	85,312
Russell LifePoints Growth Strategy Fund R1 Class - 06-663	262,769	112,248
Russell LifePoints Growth Strategy Fund R5 Class - 06-670	96,015	137,998
Russell LifePoints Moderate Strategy Fund R1 Class - 06-664	25,361	171,549
Russell LifePoints Moderate Strategy Fund R5 Class - 06-660	33,699	87,235
Russell Short Duration Bond Fund S Class - 06-748	18,477	23,370
Russell Sustainable Equity Fund S Class - 06-744	142	55
Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM	377,328	359,208
Russell U.S. Small Cap Equity Fund S Class - 06-749	31,117	43,904
State Street Equity 500 Index Admin Class - 06-225	38,070,870	114,669,246
State Street Equity 500 Index R Class - 06-167	5,379,643	11,322,074
T Rowe Price Capital Appr I Class - 06-4GM	74,758	574
T Rowe Price Health Science I Class - 06-4GC	68,113	45,139
T Rowe Price Ret 2065 Adv Class - 06-63R	6,186	170
T Rowe Price Ret 2065 Inst Class - 06-64G	35,920	931
T Rowe Price Ret 2065 R Class - 06-63W	1,540	19
T Rowe Price Value I Class - 06-4GV	4,974,430	197,974
T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN	55,606,747	24,819,040
T. Rowe Price Blue Chip Growth Fund R Class - 06-720	4,965,055	6,572,284
T. Rowe Price Dividend Growth Fund I Class - 06-3W9	29,276	124,018
T. Rowe Price Equity Income Fund I Class - 06-FFP	2,284,547	884,831
T. Rowe Price Equity Income Fund R Class - 06-775	239,561	543,302
T. Rowe Price Equity Income Portfolio - 06-580	1,964,255	5,756,506
T. Rowe Price European Stock Fund - 06-755	680	233
T. Rowe Price Financial Services Fund I Class - 06-GPC	110,794	52,870
T. Rowe Price Growth Stock Fund Advisor Class - 06-308	3,261,632	65,382,686
T. Rowe Price Growth Stock Fund I Class - 06-FFR	7,405,872	1,900,789
T. Rowe Price Growth Stock Fund R Class - 06-780	540,797	3,199,589
T. Rowe Price International Stock Fund R Class - 06-715	23,218	226,905
T. Rowe Price International Value Equity Fund Advisor Class - 06-309	44,789	89,609
T. Rowe Price International Value Equity Fund I Class - 06-FFT	243,185	278,365
T. Rowe Price International Value Equity Fund R Class - 06-795	56,941	82,608
T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV	177,679	229,580
T. Rowe Price Mid-Cap Growth Fund R Class - 06-790	802,036	1,099,866
T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311	49,824	202,515
T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW	94,547	5,170
T. Rowe Price Mid-Cap Value Fund R Class - 06-785	112,261	246,391
T. Rowe Price New Horizons Fund IS Class - 06-3XK	629	87
T. Rowe Price Overseas Stock Fund I Class - 06-3RR	145,273	126,482
T. Rowe Price Real Estate Fund I Class - 06-GFP	1,131	167,245
T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573	488,579	226,560
T. Rowe Price Retirement 2005 Fund I Class - 06-GCN	209,287	215,188
T. Rowe Price Retirement 2005 Fund R Class - 06-576	37,282	17,507
T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574	79,482	444,253
T. Rowe Price Retirement 2010 Fund I Class - 06-GCP	895,424	651,445
T. Rowe Price Retirement 2010 Fund R Class - 06-579	158,829	242,126
T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774	283,706	1,858,356
T. Rowe Price Retirement 2015 Fund I Class - 06-FFY	1,027,784	2,306,459
T. Rowe Price Retirement 2015 Fund R Class - 06-776	177,083	362,469
T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777	920,546	4,732,473
T. Rowe Price Retirement 2020 Fund I Class - 06-FGF	4,689,928	6,809,267

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
T. Rowe Price Retirement 2020 Fund R Class - 06-778	$1,372,904	$2,678,235
T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779	2,545,654	8,336,573
T. Rowe Price Retirement 2025 Fund I Class - 06-FGG	5,771,223	7,791,518
T. Rowe Price Retirement 2025 Fund R Class - 06-781	1,913,853	3,175,276
T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782	4,674,051	6,604,144
T. Rowe Price Retirement 2030 Fund I Class - 06-FGH	8,500,569	7,074,534
T. Rowe Price Retirement 2030 Fund R Class - 06-783	2,073,143	2,871,751
T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784	4,350,439	3,456,781
T. Rowe Price Retirement 2035 Fund I Class - 06-FGJ	10,015,438	8,482,522
T. Rowe Price Retirement 2035 Fund R Class - 06-786	1,673,697	2,831,814
T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787	3,490,644	5,815,068
T. Rowe Price Retirement 2040 Fund I Class - 06-FGK	8,578,972	7,907,710
T. Rowe Price Retirement 2040 Fund R Class - 06-789	1,767,353	3,001,992
T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791	3,717,466	5,635,465
T. Rowe Price Retirement 2045 Fund I Class - 06-FGM	7,182,860	7,416,329
T. Rowe Price Retirement 2045 Fund R Class - 06-792	1,465,107	2,136,296
T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793	3,092,875	4,606,779
T. Rowe Price Retirement 2050 Fund I Class - 06-FGN	6,634,231	5,411,885
T. Rowe Price Retirement 2050 Fund R Class - 06-794	1,458,442	1,737,557
T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796	1,645,440	2,332,715
T. Rowe Price Retirement 2055 Fund I Class - 06-FGP	4,336,511	5,199,878
T. Rowe Price Retirement 2055 Fund R Class - 06-797	758,618	1,173,217
T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP	1,673,638	957,093
T. Rowe Price Retirement 2060 Fund I Class - 06-FGR	2,622,996	1,417,909
T. Rowe Price Retirement 2060 Fund R Class - 06-CMR	696,176	619,125
T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798	298,476	565,748
T. Rowe Price Retirement Balanced I Fund I Class - 06-FFX	125,204	201,648
T. Rowe Price Retirement Balanced I Fund R Class - 06-799	107,200	201,502
Templeton Foreign Fund A Class - 06-312	294,667	606,855
Templeton Foreign Fund R Class - 06-920	27,088	92,545
Templeton Foreign Fund R6 Class - 06-GCR	18,169	15,576
Templeton Global Bond Fund A Class - 06-886	150,452	477,342
Templeton Global Bond Fund Advisor Class - 06-CNH	28,109	2,663,288
Templeton Global Bond Fund R Class - 06-887	25,342	30,413
Templeton Global Bond Fund R6 Class - 06-FGT	109,403	757,422
Templeton Growth Fund A Class - 06-313	6,489	48,583
Templeton Growth Fund R Class - 06-925	11,669	6,610
Templeton International Bond Fund A Class - 06-CHN	176,590	220,271
The Hartford Balanced Income Fund R6 Class - 06-3P9	287,076	122,810
The Hartford Dividend and Growth Fund R6 Class - 06-3NY	566,552	76,430
The Hartford International Opportunities Fund R6 Class - 06-3F7	5,990	3,992
The Hartford MidCap Fund R3 Class - 06-39R	5,266	1,228
The Hartford MidCap Fund R4 Class - 06-39P	5,448	335
The Hartford MidCap Fund R6 Class - 06-39T	1,098,631	278,428
The Hartford Total Return Bond Fund R6 Class - 06-3P6	52,015	107,016
The Hartford World Bond Fund R4 Class - 06-3YH	4,534,059	22,226,502
The Hartford World Bond Fund R6 Class - 06-3P7	93,163	655,851
Thornburg Core Growth Fund R3 Class - 06-985	57,099	88,834
Thornburg Core Growth Fund R5 Class - 06-314	97,841	529,746
Thornburg International Value Fund R3 Class - 06-990	1,499,596	1,453,213
Thornburg International Value Fund R5 Class - 06-316	2,365,864	806,647
Thornburg International Value Fund R6 Class - 06-GPF	918,736	884,753
Thornburg Investment Income Builder Fund R3 Class - 06-987	35,674	51,511
Thornburg Investment Income Builder Fund R5 Class - 06-986	18,480	108,571
Thornburg Limited Term Income Fund R3 Class - 06-995	2,460,642	3,316,387
Thornburg Limited Term Income Fund R5 Class - 06-953	7,244,848	14,652,435
Thornburg Limited Term Income Fund R6 Class - 06-GCV	10,408,324	3,766,439
Thornburg Limited Term U.S. Government Fund R3 Class - 06-104	14,750	246,190
Thornburg Strategic Income R6 Class - 06-4XJ	22,613,177	604,691
Thornburg Value Fund R3 Class - 06-109	3,858	18,297

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
TIAA-CREF Bond Index Fund Institutional Class - 06-FGV	$1,503,444	$518,191
TIAA-CREF Bond Index Fund Retirement Class - 06-434	2,204,098	5,708,567
TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4	90,801	213,877
TIAA-CREF Bond Plus Fund Retirement Class - 06-939	130,389	256,222
TIAA-CREF Core Impact Bd Institutional Class - 06-GCW	458,150	219,645
TIAA-CREF Core Impact Bd R Class - 06-CNK	220,025	55,874
TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020	307,645	422,633
TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW	977,846	350,635
TIAA-CREF Growth & Income Fund Retirement Class - 06-433	398,581	1,312,023
TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX	3,158,236	1,843,645
TIAA-CREF International Equity Index fund Retirement Class - 06-428	3,414,747	8,574,493
TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942	249,257	360,240
TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY	6,627,210	13,495,465
TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431	3,511,023	9,327,829
TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943	6,646	2,742
TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC	4,899,397	5,559,234
TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429	1,535,028	1,667,855
TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N	18,102	930
TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P	24,888	125,718
TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R	61,014	17,216
TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T	42,111	8,853
TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V	12,432	919
TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W	23,221	2,306
TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C	14,496	1,663
TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y	4,821	11
TIAA-CREF Lifecycle Idx 2065 Inst Class - 06-4XR	314,710	121,460
TIAA-CREF Lifecycle Idx 2065 R Class - 06-4XT	133,126	1,509
TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF	2,209,442	1,650,463
TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032	1,002,313	3,285,374
TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG	4,833,401	6,696,502
TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033	1,510,946	6,818,601
TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH	15,005,856	17,500,730
TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034	4,710,406	19,912,628
TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ	23,674,905	19,581,796
TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035	11,460,059	25,210,205
TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK	23,417,549	20,112,764
TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036	12,553,519	18,333,815
TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM	26,889,994	13,173,899
TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037	9,934,894	20,293,625
TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN	24,440,245	15,754,356
TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038	8,169,576	17,569,419
TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP	22,248,996	13,724,412
TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039	7,186,877	15,376,568
TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR	18,328,305	13,350,875
TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040	8,381,703	13,265,973
TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT	13,924,570	8,507,399
TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041	6,549,284	8,544,176
TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV	8,876,458	3,904,285
TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV	4,414,544	3,292,434
TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW	756,348	1,526,486
TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042	381,493	1,042,292
TIAA-CREF Lifecycle Retirement Income Fund Inst Class - 06-36X	2,249	15,607
TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK	269,491	204,666
TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG	460,654	56,192
TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ	236,781	100,924
TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH	405,774	27,785
TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944	100,527	112,335
TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH	335,248	232,672
TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX	1,394,909	1,385,070
TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432	263,155	653,290
TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY	45,580	46,324
Timothy Plan Conservative Growth Fund A Class - 06-339	27,973	16,612
Timothy Plan Strategic Growth Fund A Class - 06-341	3,078	2,416
Touchstone Flexible Income Fund A Class - 06-703	—	1,168
Touchstone Focused Fund A Class - 06-619	42,970	119,184
Touchstone Focused Fund Y Class - 06-624	15,834	11,941
Touchstone Growth Opportunities Fund A Class - 06-699	—	87,700
Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ	1,032	68

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Touchstone Sustainability and Impact Equity Fund A Class - 06-701	$431	$588
Touchstone Value Fund A Class - 06-702	1,230	2,991
TRowe Price Global Alloc I Class - 06-47W	261,480	160,889
AQR TM Emerging Multi-Style N Class - 06-4TF	2,807	2,732
USAA Intermediate Term Bond Fund R6 Class - 06-4NT	54,364	29,909
Vanguard 500 Index Fund Admiral Class - 06-FHY	48,021,995	34,556,341
Vanguard Balanced Index Fund Admiral Class - 06-FJC	5,333,004	7,416,769
Vanguard Developed Markets Index Fund Admiral Class - 06-FJF	2,719,815	1,809,274
Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY	624,923	38,544
Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG	634,666	478,371
Vanguard Energy Fund Admiral Class - 06-FJH	161,964	219,662
Vanguard Equity Income Fund Admiral Class - 06-FJJ	5,627,265	2,742,277
Vanguard European Stock Index Fund Inst Class - 06-4PP	78,273	38,946
Vanguard Explorer Fund Admiral Class - 06-FJK	3,966,570	3,876,572
Vanguard Extended Market Index Fund Admiral Class - 06-FJM	1,074,658	819,412
Vanguard Financials Idx Admiral Class - 06-4G7	571	778
Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC	6,730	5,449
Vanguard FTSE Social Index Fund Admiral Class - 06-3WM	816,324	29,110
Vanguard GNMA Fund Admiral Class - 06-GFM	348,878	187,573
Vanguard Growth and Inc Adm Inst Class - 06-4MV	359,703	11,314
Vanguard Growth Index Fund Admiral Class - 06-FJN	4,663,869	2,683,901
Vanguard Health Care Fund Admiral Class - 06-FJP	166,181	299,324
Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR	1,229,035	897,271
Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC	971,272	254,476
Vanguard Info Tech Idx Admiral Class - 06-4G9	20,306	11,631
Vanguard Instl Tgt Ret 2020 Inst Class - 06-4RR	3,529,851	407,943
Vanguard Instl Tgt Ret 2030 Inst Class - 06-4RV	2,633,825	261,170
Vanguard Instl Trgt Retire 2015 Instl Class - 06-4RP	1,255,263	186,919
Vanguard Instl Trgt Retire 2025 Instl Class - 06-4RT	3,631,569	666,681
Vanguard Instl Trgt Retire 2035 Instl Class - 06-4RW	4,302,794	339,811
Vanguard Instl Trgt Retire 2040 Instl Class - 06-4RX	5,518,061	202,485
Vanguard Instl Trgt Retire 2045 Instl Class - 06-4RY	4,979,394	272,119
Vanguard Instl Trgt Retire 2050 Instl Class - 06-4T3	3,714,462	62,370
Vanguard Instl Trgt Retire 2055 Instl Class - 06-4T4	2,160,844	92,929
Vanguard Instl Trgt Retire 2060 Instl Class - 06-4T6	787,678	54,871
Vanguard Instl Trgt Retire 2065 Instl Class - 06-4T7	25,688	601
Vanguard Instl Trgt Retire Inc Instl Class - 06-4T9	27,282	1,169
Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT	3,854,662	2,150,488
Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV	242,198	75,839
Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW	516,054	827,819
Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9	24,182	3,531
Vanguard International Growth Fund Admiral Class - 06-3F6	24,786,588	4,583,262
Vanguard Intl Value Inv Class - 06-4XG	228,482	1,624
Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX	943,293	670,186
Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY	1,765,673	3,368,190
Vanguard LifeStrategy Income Fund Investor Class - 06-FKC	52,792	16,321
Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF	3,139,645	1,903,283
Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY	106,271	62,324
Vanguard Materials Index Fund Admiral Class - 06-FKG	42,295	5,230
Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH	720,435	2,707,376
Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP	5,296,812	3,273,553
Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ	13,387,725	19,797,074
Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN	1,717,648	684,535
Vanguard REIT Index Fund Admiral Class - 06-FKK	1,485,743	777,748
Vanguard Selected Value Fund Investor Class - 06-FKM	1,251,724	2,823,508
Vanguard Short Term Federal Fund Investor Class - 06-305	65,354	361,872
Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9	70,702	1,200
Vanguard Short-Term Treasury Fund Inst Class - 06-4PR	74,577	37,091
Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP	1,949,577	3,943,329
Vanguard Small-Cap Index Fund Admiral Class - 06-FKR	12,727,106	8,527,357
Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN	1,857,532	1,048,947
Vanguard Strategic Equity Inv Inv Class - 06-4MY	225,266	52,628
Vanguard Target Retirement 2015 Fund Investor Class - 06-FKV	616,744	1,299,986
Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW	3,125,447	7,518,570
Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX	1,916,869	4,373,407
Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY	3,813,781	3,953,110
Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC	3,130,853	4,726,341
Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF	3,625,206	4,476,862

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG	$2,351,319	$4,850,018
Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH	2,552,772	2,857,521
Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ	1,784,762	1,794,034
Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK	945,244	624,514
Vanguard Target Retirement 2065 Fund Investor Class - 06-34V	418,349	4,574
Vanguard Target Retirement Income Fund Investor Class - 06-FMM	116,375	662,086
Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN	6,920,226	6,616,609
Vanguard Total International Bond Index Fund Admiral Class - 06-FMP	351,376	154,988
Vanguard Total International Stock Index Fund Admiral Class - 06-FMR	11,104,393	4,106,315
Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT	3,072,665	2,148,727
Vanguard U.S Growth Fund Admiral Class - 06-FMV	19,465,288	3,484,279
Vanguard Utilities Idx Adm Inst Class - 06-4N7	51,880	27,123
Vanguard Value Index Fund Admiral Class - 06-FMW	1,450,461	670,503
Vanguard VIF Small Company Growth Portfolio - 06-119	6,486,744	31,434,128
Vanguard Wellesley Income Fund Admiral Class - 06-GCT	232,176	493,075
Vanguard Wellington Fund Admiral Class - 06-GFF	1,264,671	1,222,688
Vanguard Windsor II Admiral Inst Class - 06-4V3	1,182,020	552,037
Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF	691,138	346,981
Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN	61,637	71,880
Victory RS Small Cap Growth Fund R6 Class - 06-33C	770,937	676,384
Victory Sophus Emerging Markets Fund R6 Class - 06-3R9	500	1,840
Victory Sycamore Established Value Fund A Class - 06-581	1,160,788	4,460,794
Victory Sycamore Established Value Fund R Class - 06-583	326,949	478,462
Victory Sycamore Established Value Fund R6 Class - 06-FMX	3,115,025	573,953
Victory Sycamore Small Company Opportunity Fund A Class - 06-582	93,892	212,802
Victory Sycamore Small Company Opportunity Fund R Class - 06-584	229,147	410,877
Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY	4,105	1,700
Victory Trivalent International Fund-Core Equity R6 Class - 06-3RC	34,373	120,314
Victory Trivalent International Small-Cap Fund A Class - 06-GFG	9,918	118,920
Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH	289,074	129,130
Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804	284,280	1,604,878
Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803	608,508	1,509,729
Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ	2,119,379	998,125
Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807	32,545	65,685
Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806	215,225	709,219
Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK	1,365,160	695,623
Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809	7,783	56,748
Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808	1	61
Virtus NFJ Dividend Value A Class - 06-4WJ	203,369	17,498
Virtus NFJ Dividend Value Fund Administrative Class - 06-202	270	288
Virtus NFJ Mid-Cap Value A Class - 06-4WK	346,556	109,779
Virtus NFJ Mid-Cap Value Fund Administrative Class - 06-765	170,116	165,202
Virtus NFJ Small-Cap Value A Class - 06-4WM	2,269,302	384,350
Virtus NFJ Small-Cap Value Fund Administrative Class - 06-231	508,536	665,734
Virtus NFJ Small-Cap Value Fund R6 Class - 06-CPJ	44,931	1,968,823
Virtus Seix High Income Fund A Class - 06-801	2,510	1,208
Virtus Seix Total Return Bond Fund A Class - 06-811	5,957	10,279
Wells Fargo Special Mid Cap Value Fund R6 Class - 06-3J6	948,372	554,979
Wells Fargo Special Small Cap Value Fund R6 Class - 06-3JF	1,379,997	892,402
Western Asset Core Plus Bond Fund FI Class - 06-713	168,365	118,522
Western Asset Core Plus Bond Fund IS Class - 06-GFJ	2,936,171	1,930,770
Western Asset Core Plus Bond Fund R Class - 06-718	39,117	190,427
Total	$2,520,076,164	$2,701,915,223

5.  Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 22, 2022, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial

Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2021 and 2020

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2021 and 2020

(In thousands)

	2021	2020

Admitted assets
Bonds, at amortized cost (market value of $13,712,472 and $13,491,379)	$12,811,094	$12,168,892
Stocks
Preferred, at cost (market value of $2,130 and $2,220)	2,000	2,000
Common
Affiliated (cost of $967 and $964)	3,073	5,075
Unaffiliated (cost of $75,286 and $82,738)	76,370	83,784
Mortgage loans	2,479,820	2,408,067
Real estate	89,838	89,281
Other invested assets	370,888	260,778
Securities lending reinvested collateral	610,406	657,363
Derivatives	63,620	100,790
Contract loans	489,729	441,012
Cash and cash equivalents (market value of $72,329 and $200,906)	72,329	200,906
Total cash and invested assets	17,069,167	16,417,948
Other
Premiums deferred and uncollected	88,469	87,673
Reinsurance receivables	37,082	26,416
Investment income due and accrued	122,377	109,975
Federal income tax recoverable	12,462	7,688
Net deferred tax asset	87,666	69,474
Corporate owned life insurance	496,481	389,549
Other assets	24,382	48,655
Separate account assets	21,110,020	18,670,021
Total admitted assets	$39,048,106	$35,827,399

The accompanying notes are an integral part of these statutory financial statements.

3

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2021 and 2020

(In thousands, except share amounts)

	2021	2020

Liabilities and surplus
Policy reserves
Life reserves	$2,952,686	$2,434,946
Annuity reserves	10,360,846	9,887,564
Accident and health reserves	243,518	221,154
Other reserves	74,894	83,514
	13,631,944	12,627,178
Policy and contract liabilities
Policy claims in process of settlement	84,012	75,892
Policy dividends payable	24,246	28,652
Deposit-type contracts	1,599,315	1,875,097
Other policy and contract liabilities	14,201	2,415
	1,721,774	1,982,056
General liabilities and other reserves
Accrued commissions and general expenses	163,150	161,018
Taxes, licenses and fees	6,198	6,536
Transfers from separate accounts, due or accrued	(5,930)	(3,959)
Asset valuation reserve	178,425	135,464
Interest maintenance reserve	47,099	4,062
Pension liability	12,803	16,785
Payable for securities lending	610,406	657,363
Derivatives	47,217	74,355
Other liabilities	153,989	173,454
Separate account liabilities	21,110,020	18,670,021
	22,323,377	19,895,099
Total liabilities	37,677,095	34,504,333

Common capital stock, $100 par value, authorized 50,000 shares;
issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	369,250
Unassigned surplus (includes deferred gain on reinsurance transaction of
$4,491 and $9,145 in 2021 and 2020, respectively)	921,761	873,816
Total surplus	1,371,011	1,323,066
Total liabilities and surplus	$39,048,106	$35,827,399

The accompanying notes are an integral part of these statutory financial statements.

4

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2021 and 2020

(In thousands)

	2021	2020

Premium and other income
Life and annuities	$4,840,961	$4,457,659
Accident and health	166,064	180,845
Net investment income	619,631	581,555
Amortization of interest maintenance reserve	3,610	1,638
Ceding commissions, expense allowances and reserve adjustments	52,790	43,524
Transfer of reserves under coinsurance assumed agreement	412,050	-
Ceding commission received under coinsurance assumed agreement	31,427	-
Other income	268,860	154,397
	6,395,393	5,419,617
Benefits and expenses
Death benefits	229,495	169,774
Accident and health and disability benefits	105,318	100,643
Annuity benefits	179,625	156,941
Surrender benefits and other fund withdrawals	4,448,602	3,654,907
Other benefits	94,941	54,107
Increase in policy reserves	1,016,048	1,095,274
Separate account transfers	(332,395)	(363,946)
General expenses	330,897	313,999
Commissions and service fees	192,918	183,948
Taxes, licenses and fees	30,296	28,322
Deferred gain under coinsurance assumed agreement	24,827	-
Other	(1,190)	(322)
	6,319,382	5,393,645
Net gain from operations before dividends to policyholders,
federal income taxes, and net realized capital gains (losses)	76,011	25,972

Dividends to policyholders	25,821	29,569
Federal income tax expense (benefit)	10,794	(5,913)
Net gain from operations before net realized
capital gains	39,396	2,316

Net realized capital gains (losses), net of federal income tax expense of ($2,322)
and $1,551, and net transfers of capital gains (losses) to the interest maintenance
reserve of $485 and $4,650, in 2021 and 2020, respectively	(575)	3,765
Net income	$38,821	$6,081

The accompanying notes are an integral part of these statutory financial statements.

5

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2021 and 2020

(In thousands)

	2021	2020

Surplus, beginning of year	1,323,066	1,024,696

Net income	38,821	6,081
Change in unrealized gain	30,924	5,128
Change in net deferred income tax	18,441	16,254
Change in net unrealized gain (loss) on foreign exchange	2,172	(3,928)
Change in asset valuation reserve	(42,961)	(19,363)
Change in nonadmitted assets	(26,769)	(32,317)
Change in surplus as a result of reinsurance	17,488	(4,864)
Cumulative effect of changes in accounting principles	-	(2,951)
Surplus adjustment paid in	-	338,700
Change in pension liability	4,236	(4,409)
Dividends to shareholders	(6,000)	-
Prior period reserve adjustment	7,630	-
Prior period tax expense adjustment	3,963	-
Other	-	39
Surplus, end of year	1,371,011	1,323,066

The accompanying notes are an integral part of these statutory financial statements.

6

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2021 and 2020

(In thousands)

	2021	2020

Cash from operations
Premiums and other policy considerations	$5,007,769	$4,632,545
Investment income	626,575	586,962
Other income	265,879	193,997
	5,900,223	5,413,504

Benefits and Separate Account transfers	4,717,761	3,757,652
Commissions and general expenses	529,223	527,345
Federal income taxes including ($1,837) and $1,551 for 2021
and 2020 on capital gains (losses)	11,615	(634)
Dividends to policyholders	30,489	29,496
	5,289,088	4,313,859
Net cash provided from operations	611,135	1,099,645

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	2,471,559	1,121,056
Stocks	7,452	-
Mortgage loans	275,713	303,131
Miscellaneous proceeds	143,128	123,805
	2,897,852	1,547,992

Cost of investments acquired
Bonds	2,636,150	2,637,001
Stocks	-	4,548
Mortgage loans	347,434	321,408
Real estate	7,034	283
Other invested assets	202,840	512,953
	3,193,458	3,476,193
Increase in contract loans	28,139	32,914
Net cash used from investments	(323,745)	(1,961,115)

Cash from financing and miscellaneous sources
Paid in surplus	-	338,700
Net deposits on deposit-type contracts	(287,101)	192,190
Dividends to shareholders	(6,000)	-
Other (uses) sources	(122,866)	360,990
Net cash provided (used) from financing and miscellaneous sources	(415,967)	891,880
Net change in cash	(128,577)	30,410
Cash and cash equivalents, beginning of year	200,906	170,496
Cash and cash equivalents, end of year	$72,329	$200,906

Supplemental disclosures for non-cash transactions:
Transfers of invested assets under coinsurance assumed agreement	492,199	-
Contribution to subsidiary	3,000	2,500
Capitalized interest	2,232	2,717

The accompanying notes are an integral part of these statutory financial statements.

7

American United Life Insurance Company

Notes to Statutory Financial Statements

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-three percent of AUL’s direct premiums for the year ended December 31, 2021 were generated in six states: Indiana, California, Texas, Missouri, Pennsylvania, and Louisiana.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

Certain prior year amounts have been revised to conform to current period presentation. These changes have no impact on previously reported consolidated balance sheets or statements of operations, changes in surplus, or cash flows. Refer to Note 17 – Fair Value of Financial Instruments.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2021 and 2020 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2021	2020

Audited statutory net income, Indiana state basis		$38,821	$6,081
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	(4,092)	2,268
Statutory net income (loss), NAIC SAP		$42,913	$3,813

Audited statutory surplus, Indiana state basis		$1,371,011	$1,323,066
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	-	4,092
Statutory surplus, NAIC SAP		$1,371,011	$1,318,974

8

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

•	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

•	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

•	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

•	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at market value.

•	Certain assets designated as “non-admitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

•	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

•	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be non-admitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

•	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

•	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

•	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

•	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

9

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

•	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

Accounting Changes and Correction of Error

In 2021, the Company corrected an error related to an assumption used in certain Individual Variable Annuity reserve calculations. As a result of this error, prior year surplus and current federal income tax were understated by $7.6 million and $1.8 million, respectively, and reserves were overstated $9.4 million as of December 31, 2020. The error was corrected as a direct increase in surplus of $7.6 million, net of the current tax impact.

In 2021, the Company completed a detailed analysis of its current and deferred tax accounts. The Company determined that the current tax recoverable was understated by $4.0 million as a result of the incorrect settlement of prior period taxes with affiliated entities. The gross deferred tax asset was overstated by $4.9 million but since the majority of this asset was non-admitted there was no net impact on surplus. These errors were corrected by a direct increase to surplus of $4.0 million in 2021.

During 2020, the Company implemented the VM-21 change in valuation basis for principle-based reserves for variable annuities. This required reserve methodology change is treated as a change in accounting principle under SSAP 3. This change resulted in additional reserves of $3.7 million and resulted in a cumulative adjustment that decreased surplus by $3.0 million net of the current tax impact of $0.7 million.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses)”. The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or market.

10

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2021, the cash surrender value in an investment vehicle is $496.5 million and is allocated into the following categories based on primary underlying investment characteristics: 11% bonds, 19% stocks, 2% mortgage loans, 3% cash and short-term investments, and 65% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

11

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $174.4 million and $154.9 million as of December 31, 2021 and 2020, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2021 and 2020 was $20.4 million and $16.6 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.25 percent to 11.25 percent.

The aggregate reserves established for life, health and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

12

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $2.2 million and $2.9 million for the years ended December 31, 2021 and 2020, respectively. Future lease commitments are as follows: 2022, $1.0 million; 2023, $0.8 million; 2024, $0.6 million; 2025, $0.6 million; 2026, $0.6 million.

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. The liability resulting from tax contingencies was $0 and $1.3 million as of December 31, 2021 and 2020, respectively. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps and credit default swap index, to hedge credit risk associated with its reinsurance receivables and credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

13

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value when they are not utilized in a qualified effective hedging relationship. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus. At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2021, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2021, statutory surplus was $581.6 million and $52.4 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2021 and 2020 for such services were $73.2 million and $47.5 million, respectively.

14

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $2,213.9 million and $2,217.5 million at December 31, 2021 and December 31, 2020, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made four of the seven contributions agreed to in the permitted practice, and a fifth payment is expected by the end of April 2022. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that the premiums are recorded. The Company recognized $4.6 million and $4.9 million of the deferred gain amortization in 2021 and 2020, respectively. The deferred gain balance was $4.5 million and $9.1 million at December 31, 2021 and 2020, respectively.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $0.9 million and 2.0 million in 2021 and 2020, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1.1 million in both 2021 and 2020. The Company made no capital contributions to OAS in 2021 or 2020. During 2021 and 2020, OAS paid a dividend of $6.0 million and $1.5 million, respectively, to AUL.

The Company earned fees of $1.1 million and $4.4 million in 2021 and 2020, respectively, from McCready & Keane Inc. management services agreement.

The Company earned fees of $0.4 million in both 2021 and 2020 from RMS. The Company made noncash capital contributions to RMS of $3.0 million and $2.5 million in 2021 and 2020, respectively. During 2021 and 2020, the Company recognized a realized impairment loss of $3.0 million and $1.6 million, respectively, on its investment in RMS.

During 2021 and 2020, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $23.6 million and $20.2 million, respectively.

15

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $12.8 million and $10.4 million in 2021 and 2020, respectively. OAM also provides investment management services to AUL and fees for this service were $14.3 million and $12.6 million in 2021 and 2020, respectively.

In September 2020, OneAmerica issued $400 million 4.25% senior notes due in 2050. The proceeds are intended to be used for general corporate purposes, including deploying the majority of the net proceeds to AUL.

Intercompany services are settled monthly.

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2021	Value	Gains	Losses	Value

U.S. government bonds	$630,588	$38,686	$2,190	$667,084
All other government bonds	143,258	2,418	4,042	141,634
Special revenue and special assessment	496,384	45,134	992	540,526
Hybrid bonds	51,519	4,656	1,005	55,170
Industrial and miscellaneous	11,434,374	881,105	62,484	12,252,995
SVO identified funds	54,971	261	169	55,063
	$12,811,094	$972,260	$70,882	$13,712,472

				Estimated
	Admitted	Unrealized		Fair
2020	Value	Gains	Losses	Value

U.S. government bonds	$1,117,488	$78,309	$9,518	$1,186,279
All other government bonds	91,600	3,588	337	94,851
Special revenue and special assessment	552,575	71,783	-	624,358
Hybrid bonds	49,559	3,549	3,158	49,950
Industrial and miscellaneous	10,310,932	1,220,282	43,862	11,487,352
SVO identified funds	46,738	1,851	-	48,589
	$12,168,892	$1,379,362	$56,875	$13,491,379

16

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2021	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$79,175	$1,440	$6,625	$750	$85,800	$2,190
All other government bonds	54,717	1,391	35,782	2,651	90,499	4,042
Special revenue and assessment	65,403	992	-	-	65,403	992
Hybrid bonds	423	22	22,330	983	22,753	1,005
Industrial and miscellaneous	1,964,258	28,830	808,647	33,654	2,772,905	62,484
SVO identified funds	18,620	169	-	-	18,620	169
	$2,182,596	$32,844	$873,384	$38,038	$3,055,980	$70,882

	Less than		12 Months
	12 Months		or More		Total
2020	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$337,889	$9,335	$1,581	$183	$339,470	$9,518
All other government bonds	22,586	337	-	-	22,586	337
Hybrid bonds	11,895	458	17,749	2,700	29,644	3,158
Industrial and miscellaneous	918,595	28,056	737,507	15,806	1,656,102	43,862
	$1,290,965	$38,186	$756,837	$18,689	$2,047,802	$56,875

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported no bond impairments related to other-than-temporary declines in fair value in 2021 or 2020.

17

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The admitted value and estimated fair value of bonds at December 31, 2021, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value

Due in one year or less	$260,579	$264,343
Due after one year through five years	1,922,959	2,052,463
Due after five years through ten years	2,670,659	2,809,474
Due after ten years	5,018,409	5,581,732
	9,872,606	10,708,012
Mortgage-backed securities	2,938,488	3,004,460
	$12,811,094	$13,712,472

Proceeds from sales of investments in bonds during 2021 and 2020 were $900.2 million and $280.8 million, respectively. Gross gains of $26.1 million and $5.0 million and gross losses of $26.4 million and $0.8 million were realized on those disposals in 2021 and 2020, respectively.

Securities sold, redeemed, liquidated or otherwise disposed as a result of a callable feature included 158 CUSIPS with a total of $11.3 million of investment income generated.

Loan-backed securities owned at December 31, 2021 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
Less than 12 Months	$7,157
12 Months or Longer	$6,087

The aggregate related fair value of securities with unrealized losses:
Less than 12 Months	$836,973
12 Months or Longer	$200,322

Total capital gains (losses) of $(0.2) million and $4.7 million before tax were transferred to IMR in 2021 and 2020, respectively.

At December 31, 2021 and 2020, the common stock unrealized appreciation of $3.2 million and $5.2 million, respectively, is comprised of $3.2 million and $5.2 million of unrealized gains and no unrealized losses, and has been reflected directly in surplus. In 2021, the Company did not have any stock impairments related to other-than-temporary declines in market values.

18

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Net investment income consists of the following:

	2021	2020

Interest	$609,299	$589,473
Dividends	8,547	4,553
Rental Income	16,750	20,683
Other	27,919	10,519
Gross investment income	662,515	625,228

Less investment expenses	42,884	43,673
Net investment income	$619,631	$581,555

There was no non-admitted accrued investment income at December 31, 2021 or 2020. Net investment income includes $2.2 million and $2.7 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2021 and 2020, respectively.

At December 31, 2021 and 2020, investments in bonds with an admitted asset value of $3.5 million and $3.7 million respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $54.5 million and $85.6 million at December 31, 2021 and 2020, respectively. AUL had $266.7 million and $191.9 million outstanding commitments on its other invested assets portfolio as of December 31, 2021 and 2020, respectively.

AUL did not hold any structured notes at December 31, 2021 or 2020.

Reported values for subsidiary controlled and affiliated investments:

Description		Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS		$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS		3,073	-	3,073	6/30/2021	Sub-2	Y	5,236	N
MRO-A		862	862	-	N/A	N/A	N/A	N/A	N/A
	Total	$3,935	$862	$3,073

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

19

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2021, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 31 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2021		2020
	Amount	% of Total	Amount	% of Total

Apartments	$616,649	24.9%	$557,111	23.1%
Industrial/warehouse	656,957	26.5%	637,134	26.5%
Medical office	55,721	2.2%	64,309	2.7%
Office	255,874	10.3%	258,018	10.7%
Retail	865,847	34.9%	847,718	35.2%
Other	28,772	1.2%	43,777	1.8%
Subtotal gross mortgage loans	2,479,820	100.0%	2,408,067	100.0%
Valuation allowance	-		-
Balance, end of year	$2,479,820		$2,408,067

During 2021, the minimum and maximum lending rates for mortgage loans were 2.7 percent and 4.4 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 64.9 percent. As of December 31, 2021 and 2020, the Company held no mortgages with interest more than 30 days past due . The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2021 or 2020.

In response to the COVID-19 pandemic, loan modifications were provided on a good faith basis to borrowers who were current. All modification were in the form of waivers of scheduled principal payments for a period of four to six months. No interest payments were waived and no interest rates were modified. During 2020, the Company modified 48 loans. During 2021, 7 loans were repaid and, as of December 31, 2021, 41 modified loans remained totaling $238.9 million, or 9.6%, of carrying value of the commercial mortgage portfolio. The modification period has ended and all loans remained in good standing as of December 31, 2021. The modifications in 2020 were within the scope of the NAIC’s interpretation 20-03 adopted in April 2020, as amended in January 2021, and did not constitute troubled debt restructurings. This statutory accounting exception allows insurance reporting entities to address the mortgage loan modification or forbearance request without constituting a troubled debt restructuring, if certain criteria are met.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. We did not hold an allowance for losses of all mortgage loans for the years ended December 31, 2021 and 2020.

20

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Impaired mortgage loans identified in management’s specific review of probable loan losses and the related allowance for losses at December 31, are as follows:

	2021		2020
	Unpaid Principal Balance	Related Allowance	Unpaid Principal Balance	Related Allowance

Apartments	$616,649	$-	$557,111	$-
Industrial/warehouse	656,957	-	637,134	-
Medical office	55,721	-	64,309	-
Office	255,874	-	258,018	-
Retail	865,847	-	847,718	-
Other	28,772	-	43,777	-
Balance, end of year	$2,479,820	$-	$2,408,067	$-

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2021	2020

CM1 - highest quality	$2,282,842	$2,300,576
CM2 - high quality	195,489	104,191
CM3 - medium quality	-	1,727
CM4 - low medium quality	1,489	1,554
CM5 - low quality	-	-

Subtotal - CM category	2,479,820	2,408,048

Residential - not categorized	-	19
Valuation adjustment	-	-

Total	$2,479,820	$2,408,067

21

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2021 or 2020. The Company did not restructure any mortgage loans in 2021 or 2020.

AUL had outstanding mortgage loan commitments of approximately $85.0 million and $62.8 million at December 31, 2021 and 2020, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes and clearing houses and are primarily contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to reinsurance agreements and risk of changes in credit spreads from the time cash is received until which time it can be invested. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes the purchase of credit default swaps.

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction, which determines the amount of the credit payment.

Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

22

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company also shorts investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2021, the fair value of derivative assets and liabilities were $64.8 million and $45.3 million, respectively. As of December 31, 2020, the fair value of derivative assets and liabilities were $101.0 million and $73.9 million, respectively. The change in unrealized gains and losses was $10.0 million and ($1.4) million, net gain (loss) recognized in 2021 and 2020, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $19.3 million and $26.4 million at December 31, 2021 and 2020, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $0 and $17.6 million at December 31, 2021 and 2020, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

23

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The notional amounts and the fair market value of derivative contracts at December 31, were as follows:

	2021		2020
	Notional	Fair Market Value	Notional	Fair Market Value
Purchased S&P 500 Call Options	$509,850	$63,620	$461,750	$80,972
Written S&P 500 Call Options	461,300	(44,595)	420,750	(62,716)
Credit Default Swaps	-	-	685,000	(7,085)
Credit Default Swaps Index	-	-	800,000	19,819
Foreign Currency Swaptions	68,471	742	68,471	(3,955)
U.S. Treasury Futures	-	-	-	-
Net Fair Market Value		$19,767		$27,035

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

	Total General Account
Restricted Asset Category	2021	2020	Change between years	Gross Admitted and Nonadmitted Restricted to Total Admitted Assets

Federal Home Loan Bank of Indianapolis (FHLBI) Capital Stock	$75,038	$82,490	$(7,452)	0.2%
On deposit with states	3,477	3,730	(253)	0.0%
Bonds held for the FHLBI collateral	163,871	600,122	(436,251)	0.4%
Bonds held for assumed reinsurance	117,242	123,353	(6,111)	0.3%
Mortgage loans held for the FHLBI collateral	2,223,893	2,180,340	43,553	5.7%
Collateral held under security lending agreement	610,406	657,363	(46,957)	1.6%
Total Restricted Assets	$3,193,927	$3,647,398	$(453,471)	8.2%

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

The Company held cash collateral at fair value in the amount of $610.4 million and $657.4 million as of December 31, 2021 and 2020, respectively.

24

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Reinvested collateral assets as of December 31, 2021 are as follows:

	2021		2020
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$37	$34	$56	$53
30 Days or Less	175,305	175,307	180,264	180,267
31 to 60 Days	31,425	31,425	49,073	49,078
61 to 90 Days	65,317	65,321	21,773	21,778
91 to 120 Days	35,043	35,037	27,467	27,472
121 to 180 Days	88,454	88,446	100,507	100,526
181 to 365 Days	171,728	171,665	241,193	241,221
1 to 2 Years	43,097	43,060	37,030	37,043
2 to 3 Years	-	-	-	-
Greater than 3 Years	-	-	-	-
Subtotal	610,406	610,295	657,363	657,438
Securities Received	-	-	-	-
Total Collateral Reinvested	$610,406	$610,295	$657,363	$657,438

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge.

The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2021 as follows:

	2021	2020
Description of Collateral	Amortized Cost	Amortized Cost

Industrial and Miscellaneous Bonds	$26,959	$25,030
Certificates of Deposit	16,138	12,000
Total collateral extending beyond one
year from of the reporting date	$43,097	$37,030

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

25

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Transfers of financial assets accounted for as secured borrowings at December 31, 2021 and 2020 are as follows:

Assets:	2021	2020
Bonds	$105,251	$ 153,677
Cash, Cash Equivalents, and Short Term	505,155	503,686
Total Securities Lending Collateral	$610,406	$ 657,363

Liabilities:
Securities Lending Cash Collateral	$610,406	$ 657,363

The Company does not have any transfers of receivables with recourse.

5.  Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation, and consists of $14.6 million and $14.9 million for investment properties and $75.2 million and $74.4 million for the home office at December 31, 2021 and 2020, respectively. Depreciation expense on real estate amounted to $6.2 million and $6.5 million in 2021 and 2020, respectively.

Income from real estate for 2021 and 2020 includes $6.8 million and $6.6 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2021 or 2020.

6.  Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,236.0 million and $1,257.6 million as of December 31, 2021 and 2020, respectively. The amount of the related reserve was $8.1 million for both December 31, 2021 and 2020.

26

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

These reserves consisted of the following at December 31:

	2021	2020
Life and accident and health reserves
Individual, group and credit life policies	$ 3,587,695	$ 3,131,851
Annuities and deposit administration funds	10,360,846	9,891,656
Accident and health and other reserves	1,753,445	1,693,377
Less reinsurance ceded	(2,070,042)	(2,089,706)
	$ 13,631,944	$ 12,627,178

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2021		2020
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$2,293,086	7.0%	$2,523,772	8.3%
At book value less surrender charges	487,162	1.5%	521,859	1.7%
At market value	20,755,889	63.0%	18,517,900	61.1%
	23,536,137	71.4%	21,563,531	71.1%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	4,731,435	14.4%	4,135,075	13.7%
Not subject to discretionary withdrawal	4,636,466	14.2%	4,587,791	15.2%

	$32,904,038	100.0%	$30,286,397	100.0%
Less reinsurance ceded	-		(4,092)

	$32,904,038		$30,282,305

27

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2021:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$-	$22,351	$25,548	$-	$-	$-
Universal Life	90,299	90,603	93,679	-	-	-
Other Permanent Cash Value Life Insurance	-	2,247,321	2,799,388	-	-	-
Variable Universal Life	10,365	10,362	10,383	160,411	160,355	161,150

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	658,696	-	-	-
Accidental Death Benefits	-	-	173	-	-	-
Disability - Active Lives	-	-	10,845	-	-	-
Disability - Dasabled Lives	-	-	50,983	-	-	-
Miscellaneous Reserves	-	-	78,793	-	-	-

Total gross	$100,664	$2,370,637	$3,728,488	$160,411	$160,355	$161,150
Reinsurance Ceded	-	-	702,558	-	-	-
Total	$100,664	$2,370,637	$3,025,930	$160,411	$160,355	$161,150

Reconciliation of total life actuarial reserves at December 31, 2021
Life & Accident & Health Annual Statement	Amount
Life Insurance	$2,952,686
Accidental Death Benefits	172
Disability - Active Lives	4,787
Disability - Disabled Lives	43,093
Miscellaneous Reserves	25,192
Subtotal	$3,025,930
Separate Accounts Annual Statement
Life Insurance	$161,150
Accident and health	-
Miscellaneous reserves	-
Subtotal	$161,150
Combined Total	$3,187,080

7.  Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.  Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2021		2020
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$8,109	$15,474	$7,853	$15,085
Ordinary renewal	69,384	63,405	65,363	57,652
Group life	3,015	3,015	4,308	4,308
Group annuity	60	60	(266)	(266)
	$80,568	$81,954	$77,258	$76,779

28

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $7.0 million and $6.5 million at December 31, 2021 and 2020, respectively. This represented 2.3 percent and 2.0 percent of the total net premiums written for group life and health in 2021 and 2020, respectively.

8.  Separate Accounts

Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2021	2020
Product
Life insurance	$160,566	$148,101
Individual annuities	448,402	461,274
Group annuities	20,501,052	18,060,646
Total	$21,110,020	$18,670,021

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2021	2020

Transfers as reported in the statements of operations of the separate accounts:
Transfers to separate accounts	$3,152,428	$2,764,526
Transfers from separate accounts	3,484,823	3,128,473
Net separate account transfers as reported in the
statements of operations	$(332,395)	$(363,947)

29

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2021	2020

Premiums, considerations or deposits	$3,152,428	$2,764,526
Reserves at December 31
For accounts with assets at
Market value	$20,917,752	$18,666,394
Amortized cost	186,338	-
Total reserves	$21,104,090	$18,666,394
By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current
surrender charge of 5% or more	-	-
At market value	20,917,752	18,666,394
At book value without market value adjustment and with current
surrender charge of less than 5%	186,338	-
	21,104,090	18,666,394
Not subject to discretionary withdrawal	-	-
Total	$21,104,090	$18,666,394

9.  Employees’ and Agents’ Benefit Plans

On December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2021	2020	2021	2020
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$74,681	$68,809
Service cost	-	-	1,505	1,294
Interest cost	-	-	1,415	1,953
Contribution by plan participants	-	-	1,424	1,442
Actuarial loss	-	-	(2,250)	6,103
Benefits paid	-	-	(4,873)	(4,919)
Plan amendments	-	-	-	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$71,902	$74,682

30

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

	Postretirement Benefits
	2021	2020
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,449	3,477
Plan participants' contributions	1,424	1,442
Benefits paid	(4,873)	(4,919)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	-
Total assets (nonadmitted)	$-	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$59,139	$57,942
Liability for pension benefits	12,763	16,739
Total liabilities recognized	$71,902	$74,681
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$1,505	$1,294
Interest cost	1,415	1,953
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	1,177	601
Prior service cost or credit	(168)	102
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$3,929	$3,950

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$(13,158)	$(8,788)
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	(168)	102
Net gain and loss arising during the period	3,232	(5,073)
Net gain and loss recognized or transferred to parent	1,177	601
Items not yet recognized as a component of net periodic cost - current year	$(8,917)	$(13,158)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	197	365
Net recognized gains and (losses)	(9,114)	(13,523)

31

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2021	2020

Discount rate	2.58%	3.35%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2021	2020

Discount rate	2.95%	2.58%
Rate of compensation increase	6.00%	6.00%

Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2021 rate of 6.25% until the ultimate rate of 5.00% is reached in 2026.

The Company expects to contribute $3.8 million to its other postretirement benefit plans in 2022.

OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs were $10.0 million and $16.3 million for 2021 and 2020, respectively. The Company has no legal obligation for benefits under this plan.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits

2022	$ 3,769
2023	3,792
2024	3,824
2025	3,808
2026	3,917
Years 2027-2031	22,999

32

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $4.0 million and $4.6 million for 2021 and 2020, respectively. As of December 31, 2021, the fair value of the plan assets was $493.3 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2021 plan year. The Company’s contribution to the plan was $1.7 million and $1.4 million in safe harbor matching contributions for 2021 and 2020, respectively. As of December 31, 2021, the fair market value of the plan assets was $49.9 million.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $7.9 million and $7.6 million for 2021 and 2020, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

33

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2021
	Ordinary	Capital	Total

Gross deferred tax assets	$179,143	$424	$179,567
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	179,143	424	179,567
Deferred tax asset nonadmitted	(43,310)	-	(43,310)
Subtotal net admitted deferred tax asset	135,833	424	136,257
Deferred tax liabilities	(48,591)	-	(48,591)
Net admitted deferred tax asset	$87,242	$424	$87,666

(Increase) Decrease in nonadmitted tax asset			$(245)

	2020
	Ordinary	Capital	Total

Gross deferred tax assets	$154,009	$5,413	$159,422
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	154,009	5,413	159,422
Deferred tax asset nonadmitted	(40,677)	(2,388)	(43,065)
Subtotal net admitted deferred tax asset	113,332	3,025	116,357
Deferred tax liabilities	(46,703)	(180)	(46,883)
Net admitted deferred tax asset	$66,629	$2,845	$69,474

34

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2021			2020
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ -	$ -	$ -	$ -	$ 2,421	$ 2,421
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	87,242	424	87,666	67,053	-	67,053
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	87,242	424	87,666	67,053	-	67,053
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	221,074	-	-	187,754
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	48,591	-	48,591	46,280	604	46,884
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$ 135,833	$ 424	$ 136,257	$ 113,333	$ 3,025	$ 116,358
Ratio percentage used to determine recovery period and threshold			1085%			881%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$ 1,473,827			$ 1,403,321

35

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2021		2020		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$ 179,143	$ 424	$ 154,009	$ 5,413	$ 25,134	$ (4,989)
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	0.0%	100.0%	0.0%	0.0%	0.0%	100.0%
Net admitted adjusted gross DTAs	135,834	424	113,332	3,025	22,502	(2,601)
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.0%	100.0%	2.6%	0.0%	-2.6%	100.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in non-admitted assets reported as a component of the Change in non-admitted Assets) at December 31:

	2021	2020	Change

Gross deferred tax assets	$179,567	$159,418	$20,149
Deferred tax liabilities	(48,591)	(46,883)	(1,708)
Net deferred tax asset	130,976	112,535	18,441
Tax effect of unrealized gains	(450)	(3,391)	2,941
Net deferred income tax asset, excluding unrealized gains	$130,526	$109,144	$21,382

36

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2021	2020

Deferred tax assets
Policyholder reserves	$70,539	$57,232
Investments	152	2,073
Deferred acquisition costs	40,066	29,111
Policyholder dividend accrual	2,339	3,648
Fixed and amortizable assets	(2,028)	10,975
Compensation and benefits accrual	30,683	27,486
Pension accrual	2,689	-
Receivables nonadmitted	31,124	9,966
Other	3,579	13,518
Ordinary deferred tax assets	179,143	154,009
Nonadmitted deferred tax assets	(43,310)	(40,677)
Admitted ordinary deferred tax assets	$135,833	$113,332

Capital
Investments	424	5,413
Nonadmitted	-	(2,388)
Admitted deferred tax assets	$136,257	$116,357

Deferred tax liabilities
Investments	$10,407	$9,835
Fixed assets	14,972	12,434
Deferred and uncollected premium	16,437	15,370
Policyholder reserves	6,877	8,521
Other	(102)	543
Ordinary deferred tax liabilities	48,591	46,703
Capital - investments	-	180
Deferred tax liabilities	48,591	46,883

Net admitted deferred tax asset	$87,666	$69,474

37

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2021	2020

Tax expense at the federal statutory rate	$9,770	$1,102
Tax preferenced investment income	(30,240)	(13,046)
Nondeductible expenses	170	456
Change in interest maintenance reserve	(757)	(347)
Change in nonadmitted assets	(6,715)	(4,189)
Elimination of statutory ceding commission amortization and capitalization	4,567	(1,022)
Net assets transferred in conjunction with an affiliate reinsurance transaction	12,612	-
Provision to return adjustment	516	(31)
Change in pension liability	(978)	(916)
Other	(247)	(2,623)
	$(11,302)	$(20,616)

Federal and foreign income taxes incurred	$10,080	$(4,362)
Change in net deferred income taxes	(21,382)	(16,254)
Total statutory income tax benefit	$(11,302)	$(20,616)

Federal income tax-operating	$10,794	$(5,913)
Federal income tax-capital gains (losses)	(714)	1,551
Federal income tax incurred	$10,080	$(4,362)

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2021	$18,860
2020	$3,828
2019	$2,652

38

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

A reconciliation of the beginning and ending liability for tax contingencies is as follows:

	2021	2020

Beginning of the year balance	$1,324	$1,445
Additions based on tax positions related to prior years	-	152
Deduction for Expiration of Federal Statute of Limitations	(1,324)	(273)
End of the year balance	$-	$1,324

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2017. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state.

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2021 and 2020, life reinsurance assumed was approximately 25 and 26 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 18 and 16 percent of gross life insurance premium income in 2021 and 2020, respectively. Premiums on accident and health reinsurance assumed were approximately 22 and 21 percent of gross accident and health premium income in both 2021 and 2020, respectively.

Effective July 1, 2021, Pioneer Mutual Life Insurance Company (“Pioneer”) entered into an agreement with the Company to cede all of Pioneer’s outstanding policies (with net policyholder liabilities of approximately $410.8 million) through a 100% indemnity coinsurance agreement. As a result of the transaction, the net gain (loss) from operations before tax was improved by $20.1 million and included the following items:

1.	Pioneer paid a ceding commission to the Company of $31.4 million.

2.	Pioneer transferred its existing interest maintenance reserve (“IMR”) balance of $0.5 million ($0.7 million pre-tax).

3.	The Company recorded no transaction expenses and purchase price adjustments as a result of the transaction.

4.	The Company deferred $24.8 million of the gain on the reinsurance transaction to be recognized over time.

39

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

In addition, the following summarizes other impacts of the transaction.

1.	Pioneer transferred assets, primarily NAIC Class 1 and 2 bonds, with a fair value of $492.2 million. In accordance with the agreement, Pioneer transferred the realized capital gains created on the transaction of $60.1 million to the Company.

2.	The following summarizes the net settlement and the amounts transferred or accrued to the Company, subject to finalization of customary post-closing:

Statutory reserves as of July 1, 2021	$403,539
Realized capital gains on invested assets transferred	60,059
Existing IMR (pre-tax)	675
Ceding commission	31,427
Accrued interest on invested assets transferred	(3,234)
Total net settlement amount	492,466

Invested assets transferred at fair value	492,199
Cash transferred	267
Total net settlement amount	492,466

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2021	2020

Reinsurance ceded on ordinary life in force	$ 53,997,540	$ 57,316,394
Reinsurance ceded on group and credit life in force	4,026,879	4,087,721
Life reinsurance premiums ceded	158,643	143,386
Accident and health reinsurance premiums ceded	52,235	53,828
Reinsurance recoveries	312,561	292,322

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2021 and 2020 by $2,070.0 million and $2,089.7 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2021 and 2020 by $95.6 million and $87.4 million, respectively, for reinsurance ceded.

40

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract.  If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable.  Six reinsurers account for the majority of the Company’s December 31, 2021, ceded reserves for life and accident and health insurance.    Five of these reinsurers maintain A.M. Best ratings of A+, the remaining reinsurer was not rated by A.M. Best.  The last available rating for this reinsurer as of December 31, 2018 was B+. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a Claims Payment Guarantee from another reinsurer in order to reduce the credit risk to OneAmerica.  The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2021, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2021 or 2020.

The Company did not commute any material ceded reinsurance in 2021 or 2020.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2021 and 2020 was $225.6 million and $218.0 million, respectively. MidAmerica does not have an exclusive contract with the Company.

13.	Risk-based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2021 and 2020, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results or cash flows.

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved paid in both 2021 and 2020. Total interest paid inception to date is $148.9 million.

41

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2021 and 2020 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $136.6 million in 2022.

The Company paid a $6.0 million dividend to OneAmerica in 2021 and no dividend in 2020. The Company received a capital contribution of $338.7 million in 2020 from OneAmerica as part of proceeds from a senior note. The proceeds are intended to be used for general corporate purposes. The Company did not receive a capital contribution in 2021.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2021 is as follows:

Nonadmitted asset values	$(186,069)
Asset valuation reserve	$(178,425)
Net unrealized gain (losses)	$39,393
Reinsurance recoverables from unauthorized companies	$(47)

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50,000,000 which matured in 2021. During 2021, the line of credit was renewed for an additional two years. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2021 or 2020.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2021 and 2020, the carrying value of the FHLBI Class B common stock was $75.0 million and $82.5 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

Funding Agreements associated with the FHLBI totaled $1,351.5 million and $1,702.4 million of December 31, 2021 and 2020, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,352.3 million and $1,703.4 million at December 31, 2021 and 2020, respectively. Interest paid was $18.0 million and $27.6 million in 2021 and 2020, respectively.

42

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,388.0 million and $2,869.9 million at December 31, 2021 and 2020, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,743.7 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $8.0 million at December 31, 2021.

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

•	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

•	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

•	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example the FHLBI stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

43

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2021	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$24	$-	$76,346	$76,370
Affiliate	-	-	-	-
Mutual funds	-	-	-	-
Total common stocks	24	-	76,346	76,370
Derivatives	-	63,620	-	63,620
Separate account assets *	21,110,020	-	-	21,110,020
Total Assets	$21,110,044	$63,620	$76,346	$21,250,010

Liabilities
Derivatives	$-	$44,595	$-	$44,595

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2020	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$16	$-	$83,768	$83,784
Affiliate	-	-	-	-
Derivatives	-	-	-	-
Total common stocks	16	-	83,768	83,784
Derivatives	-	100,790	-	100,790
Separate account assets *	18,670,021	-	-	18,670,021
Total Assets	$18,670,037	$100,790	$83,768	$18,854,595

Liabilities
Derivatives	$-	$69,800	$-	$69,800

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with market value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

44

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

Common Stocks
Industrial & misc
Beginning Balance at December 31, 2019	$79,290
Transfer into level 3	-
Transfer out of level 3	-
Total gains (losses) included in net income	-
Total gains (losses) included in surplus	(70)
Purchases (1)	4,548
Issuances	-
Sales (1)	-
Settlements	-
Ending Balance at December 31, 2020	$83,768
Transfer into level 3	-
Transfer out of level 3	-
Total gains (losses) included in net income	-
Total gains (losses) included in surplus	30
Purchases	-
Issuances	-
Sales	(7,452)
Settlements	-
Ending Balance at December 31, 2021	$76,346

(1) Certain information for 2020 has been revised to accurately include the $4,548 of purchases within the purchases row and to conform to current period presentation. This amount was inadvertently included within the sales row in the prior period.

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

45

American United Life Insurance Company

Notes to Statutory Financial Statements, continued
Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

46

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2021					Not Practicable	Net Asset Value
	Fair	Admitted				Carrying	(NAV)
	Value	Value	Level 1	Level 2	Level 3	Value

Assets
Bonds	$13,712,472	$12,811,094	$58,810	$12,767,789	$885,873	$-	$-
Preferred stocks	2,130	2,000	-	2,130	-	-	-
Common stocks	79,467	79,443	24	-	79,443	-	-
Mortgage loans	2,466,406	2,479,820	-	-	2,466,406	-	-
Cash & cash equivalents	72,329	72,329	72,329	-	-	-	-
Contract loans	-	489,729	-	-	-	489,729	-
Derivatives	63,620	63,620	-	63,620	-	-	-
Other invested assets	370,888	370,888	-	87,003	283,885	-	-
Securities lending reinvested collateral assets	610,295	610,406	97,190	513,105	-	-	-
Corporate owned life insurance	496,481	496,481	-	496,481	-	-	-
Employee and agent trust	347	347	-	347	-	-	-
Separate account assets	21,110,020	21,110,020	21,110,020	-	-	-	-
Liabilities
Derivatives	45,266	47,217	-	45,266	-	-	-
Payable for securities lending	610,295	610,406	97,190	513,105	-	-	-
Funding agreements	1,361,341	1,351,505	-	-	1,361,341	-	-

	2020					Not Practicable	Net Asset Value
	Fair	Admitted				Carrying	(NAV)
	Value	Value	Level 1	Level 2	Level 3	Value

Assets
Bonds	$13,491,379	$12,168,892	$381,739	$12,475,252	$634,388	$-	$-
Preferred stocks	2,220	2,000	-	2,220	-	-	-
Common stocks	88,859	88,859	16	-	88,843	-	-
Mortgage loans	2,459,361	2,408,067	-	-	2,459,361	-	-
Cash & cash equivalents	200,906	200,906	200,906	-	-	-	-
Contract loans	-	441,012	-	-	-	441,012	-
Derivatives	100,971	100,790	-	100,971	-	-	-
Other invested assets	271,412	256,735	-	85,716	185,696	-	-
Securities lending reinvested collateral assets	657,438	657,363	118,209	539,229	-	-	-
Corporate owned life insurance	389,549	389,549	-	389,549	-	-	-
Employee and agent trust (1)	385	385	-	385	-	-	-
Separate account assets	18,670,021	18,670,021	18,670,021	-	-	-	-
Liabilities
Derivatives	69,800	69,800	-	69,800	-	-	-
Payable for securities lending	657,438	657,363	118,208	539,230	-	-	-
Funding agreements	1,734,761	1,702,414	-	-	1,734,761	-	-

(1) Certain information for 2020 has been revised to accurately disclose the Employee and agent trust amount as $385 rather than $384,950 and to conform to current period presentation. This actual balance in the trust was included in the 2020 disclosure instead of being adjusted to thousands.

47

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

18.	Subsequent Events and Other Items

On March 8, 2022, the Company entered into an agreement with Commonwealth Annuity and Life Insurance Company to cede a block of in-force and new individual annuities and group annuities with general account statutory reserves of $2,464.3 million through 100% indemnity coinsurance and separate account statutory reserves of $829.3 million through 100% indemnity modified coinsurance.  The treaty has an effective date of January 1, 2022.  The Company transferred assets to the reinsurer of $2,495.8 million, which is net of a ceding commission of $19 million paid to the Company from the reinsurer, subject to a customary post-close adjustment.  The reinsurer has established and will maintain a trust account holding qualified assets for the benefit of the Company to secure its obligations under the coinsurance agreement.

Management has evaluated the impact of all subsequent events through April 6, 2022, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

48

Supplemental Schedules

49

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2021

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$27,708
Other bonds (unaffiliated)	456,127
Preferred stocks (unaffiliated)	69
Common stocks (unaffiliated)	2,478
Common Stocks (affiliated)	6,000
Mortgage loans	101,555
Real estate	16,750
Premium notes, policy loans and liens	23,909
Cash and cash equivalents	2
Derivative Instruments	(1,427)
Other invested assets	27,826
Aggregate write-ins for investment income	1,518
Gross investment income	$662,515
Real estate owned—book value less encumbrances	$89,838
Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	2,479,820
Total mortgage loans	$2,479,820

Mortgage loans by standing—book value
Good standing	$2,479,820
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,479,820

Other long-term assets—statement value	$370,888
Common stock of parent, subsidiary, and affiliates—book value	$3,073
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$895,523
Over 1 year through 5 years	3,101,064
Over 5 years through 10 years	3,564,443
Over 10 years through 20 years	2,436,711
Over 20 years	2,758,381
No maturity date	54,972
Total by maturity	$12,811,094

Bonds by class—statement value
Class 1	$6,719,645
Class 2	5,490,839
Class 3	460,446
Class 4	122,233
Class 5	14,026
Class 6	3,905
Total by class	$12,811,094

Total bonds publicly traded	$6,965,923
Total bonds privately placed	$5,845,171

This accompanying note is an integral part of these supplemental schedules

50

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2021

(In thousands)

Preferred stocks—statement value	$2,000
Common stocks—market value	$79,443
Short-term investments—book value	$-
Derivatives - statement value, net	$16,403
Cash (overdraft) on deposit	$72,329
Life insurance in force, net of reinsurance
Ordinary	$70,796,786
Credit life	$455
Group life	$60,515,068
Amount of accidental death insurance in force under ordinary policies	$18,927
Life insurance policies with disability provisions in force
Ordinary	$9,949,868
Group life	$36,595,091
Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$24,067
Income payable	$198
Ordinary—involving life contingencies
Income payable	$191
Group—not involving life contingencies
Amount on deposit	$-

Annuities
Ordinary
Immediate—amount of income payable	$31,210
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,217,660
Group
Amount of income payable	$177,653
Fully paid account balance	$708,407
Not fully paid account balance	$4,685,302
Accident and health insurance—premiums in force
Ordinary	$48,998
Group	$165,567
Credit	$-

This accompanying note is an integral part of these supplemental schedules

51

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2021

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$9,954
Dividend accumulations—account balance	$46,059
Claim payments (by accident year)
Group accident and health
2021	$49,619
2020	$41,956
2019	$9,421
2018	$2,392
2017	$1,860
Prior	$10,454
Other accident and health
2021	$-
2020	$-
2019	$-
2018	$-
2017	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2021	$-
2020	$-
2019	$-
2018	$-
2017	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

52

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2021

(In thousands)

The Company’s gross investment holdings as filed in the 2021 Annual Statement are $17,069.2 million.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. Governments	$630,588	3.694%	$630,588	-	$630,588	3.694%
1.02 All Other Governments	121,071	0.709%	121,071	-	121,071	0.709%
1.03 U.S. States, Territories and Possessions etc, Guaranteed	19,905	0.117%	19,905	-	19,905	0.117%
1.04 U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	2,282	0.013%	2,282	-	2,282	0.013%
1.05 U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	496,384	2.908%	496,384	-	496,384	2.908%
1.06 Industrial and Miscellaneous	11,434,374	66.99%	11,434,374	105,251	11,539,625	67.61%
1.07 Hybrid Securities	51,519	0.302%	51,519	-	51,519	0.302%
1.08 Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
1.09 SVO Identified Funds	54,971	0.322%	54,971	-	54,971	0.322%
1.10 Bank Loans	-	0.000%	-	-	-	0.000%
1.11 Total Long-Term Bonds	12,811,094	75.050%	12,811,094	105,251	12,916,345	75.671%
2. Preferred Stocks (Schedule D, Part 2, Sections 1):
2.01 Industrial and Misc. (Unaffiliated)	2,000	0.012%	2,000	-	2,000	0.012%
2.02 Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
2.03 Total Preferred Stocks	2,000	0.012%	2,000	-	2,000	0.012%
3. Common Stocks (Schedule D, Part 2, Sections 2):
3.01 Industrial and Misc. (Unaffiliated) Publicly Traded	24	0.000%	24	-	24	0.000%
3.02 Industrial and Misc. (Unaffiliated) Other	76,346	0.447%	76,346	-	76,346	0.447%
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	3,073	0.018%	3,073	-	3,073	0.018%
3.04 Parent, Subsidiaries and Affiliates Other	-	0.000%	-	-	-	0.000%
3.05 Mutual Funds	-	0.000%	-	-	-	0.000%
3.06 Total Common Stocks	79,443	0.465%	79,443	-	79,443	0.465%
4. Mortgage Loans (Schedule B):				-
4.01 Farm Mortgages	-	0.000%	-	-	-	0.000%
4.02 Residential Mortgages	-	0.000%	-	-	-	0.000%
4.03 Commercial Mortgages	2,479,820	14.527%	2,479,820	-	2,479,820	14.528%
4.04 Mezzanine Real Estate Loans	-	0.000%	-	-	-	0.000%
4.05 Total Mortgage Loans	2,479,820	14.527%	2,479,820	-	2,479,820	14.528%
5. Real estate (Schedule A):
5.01 Properties Occupied by Company	75,238	0.441%	75,238	-	75,238	0.441%
5.02 Properties Held for Production of Income	14,600	0.086%	14,600	-	14,600	0.086%
5.03 Properties Held for Sale	-	0.000%	-	-	-	0.000%
5.04 Total Real Estate	89,838	0.526%	89,838	-	89,838	0.526%
6. Cash, cash equivalents, and short term investments:
6.01 Cash (Schedule E, Part 1)	72,329	0.424%	72,329	228,638	300,967	1.763%
6.02 Cash Equivalents, (Schedule E, Part 2)	-	0.000%	-	97,155	97,155	0.569%
6.03 Short-Term Investments (Schedule DA)	-	0.000%	-	179,362	179,362	1.051%
6.04 Total Cash, Cash Equivalents, and Short Term Investments	72,329	0.424%	72,329	505,155	577,484	3.383%
7. Contract Loans	489,729	2.869%	489,729	-	489,729	2.869%
8. Derivatives (Schedule DB)	63,620	0.373%	63,620	-	63,620	0.373%
9. Other Invested Assets (Schedule BA)	371,751	2.178%	370,889	-	370,889	2.173%
10. Receivables for Securities	-	0.000%	-	-	-	0.000%
11. Securities Lending (Schedule DL, Part 1)	610,406	3.576%	610,406	xxx	xxx	xxx
12. Aggregate Write-ins for Invested Assets	-	0.000%	-	-	-	0.000%
13. Total Invested Assets	$17,070,029	100.00%	$17,069,167	$610,406	$17,069,167	100.00%

53

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2021

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $17,938.1 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets

2.01	FEDERAL HOME LOAN BANKS	$75,038	0.4%
2.02	AMERICAN WATER WORKS COMPANY INC	71,067	0.4%
2.03	STANLEY BLACK & DECKER INC	64,122	0.4%
2.04	NORTHROP GRUMMAN CORP	55,358	0.3%
2.05	AP ARISTOTLE HOLDINGS LLC	53,998	0.3%
2.06	LOCKHEED MARTIN CORPORATION	50,891	0.3%
2.07	KONINKLIJKE PHILIPS NV	48,997	0.3%
2.08	RAYTHEON TECHNOLOGIES CORPORATION	47,909	0.3%
2.09	BANK OF AMERICA CORP	47,336	0.3%
2.10	ALLIANT ENERGY CORP	45,883	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets

3.01 NAIC – 1	$6,719,645	37.5%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	5,490,839	30.6%	P/RP – 2	2,000	0.0%
3.03 NAIC – 3	460,446	2.6%	P/RP – 3	-	0.0%
3.04 NAIC – 4	122,233	0.7%	P/RP – 4	-	0.0%
3.05 NAIC – 5	14,025	0.1%	P/RP – 5	-	0.0%
3.06 NAIC – 6	3,906	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

4.01	Total admitted assets held in foreign investments	$2,298,862	12.8%
4.02	Foreign-currency-denominated investments	70,853	0.4%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

54

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets

5.01	Countries rated NAIC-1	$2,164,368	12.1%
5.02	Countries rated NAIC-2	108,336	0.6%
5.03	Countries rated NAIC-3 or below	26,158	0.1%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets

	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$805,205	4.5%
6.02	Country:	Australia	466,562	2.6%

	Countries rated NAIC-2
6.03	Country:	Mexico	$62,780	0.3%
6.04	Country:	Indonesia	11,754	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$12,000	0.1%
6.06	Country:	Columbia	4,835	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

10. List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets

10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$48,997	0.3%
10.02	SIEMENS AG	44,790	0.2%
10.03	CRH PLC	42,309	0.2%
10.04	INVESCO LTD	34,113	0.2%
10.05	KEMBLE WATER HOLDINGS LTD	33,106	0.2%
10.06	ROYAL DUTCH SHELL PLC	31,437	0.2%
10.07	CENTERBRIDGE CREDIT FUNDING CBCF_21-1A	29,750	0.2%
10.08	CSL LTD	28,481	0.2%
10.09	BAE SYSTEMS PLC	27,714	0.2%
10.10	FORT WASHINGTON CLO 2019-1 FWIA_19-1A	25,000	0.1%

This accompanying note is an integral part of these supplemental schedules

55

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes [ X ] No [ ]

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	-	0.0%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line is not applicable because the Company does not have contractual sales restrictions.

Line is not applicable because the Company’s equity securities are less than 2.5% of admitted assets.

Line 14.01-14.05 is not applicable because the Company’s nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

List 10 largest fund managers:

	Ten largest fund managers:
	Fund Manager	Total Invested	Diversified	Nondiversified

14.06	Madison Capital	$ 95,059	$ 95,059	$ -
14.07	Maranon SRF	62,447	62,447	-
14.08	iShares	54,971	54,971	-
14.09	Pinebridge	27,508	27,508	-
14.10	Neuberger Berman	23,487	23,487	-
14.11	Barings	22,946	22,946	-
14.12	CVC	21,992	21,992	-
14.13	PIMCO	19,715	19,715	-
14.14	HGGC	19,581	19,581	-
14.15	Blackstone	17,776	17,776	-

15. Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes [ ] No[X]

This accompanying note is an integral part of these supplemental schedules

56

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
Type (Residential, Commercial, Agricultural)		Amount	Admitted Assets

16.02	Commerical	$33,000	0.2%
16.03	Commerical	28,057	0.2%
16.04	Commerical	27,443	0.2%
16.05	Commerical	26,000	0.1%
16.06	Commerical	24,616	0.1%
16.07	Commerical	23,500	0.1%
16.08	Commerical	22,373	0.1%
16.09	Commerical	22,169	0.1%
16.10	Commerical	21,823	0.1%
16.11	Commerical	21,608	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets

16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets

17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	-	0.0%	-	0.0%
17.05 below 70%	-	0.0%	2,479,820	13.8%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

57

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets
held as collateral for such transactions)	$6,843,941	38.2%	$6,373,385	$6,299,779	$6,807,342
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$-	0.0%	$-	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$-	0.0%	$-	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

58

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2021

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.                   Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.                   Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

3.                   Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.       Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.       Provisions that permit settlements to be made less frequently than quarterly;

c.      Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.       The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

59

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2021

(In thousands)

4.                   Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.                   Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.       Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.       Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

60

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2021

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2021 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2021 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

61

No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C..  For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it.  All Contracts referred to this Prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN UNIT TRUST

Group Variable Annuity Contracts

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY ®

One American Square

Indianapolis, Indiana 46206-0368

PROSPECTUS

Dated:  [  ]

PART C: OTHER INFORMATION

ITEM 27. EXHIBITS

1.	Resolution of Executive Committee of American United Life Insurance Company (“AUL”) establishing AUL American Unit Trust (1)

2.	Not applicable

3.	Underwriting Agreements

	3.1	Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (6)

	3.2	Form of Selling Agreement (9)

4.	Group Annuity Contract Forms:

	4.1	TDA Voluntary Contract, Form P-12511 (1)

	4.2	TDA Employer Sponsored Contract, Form P-12621 (1)

	4.3	TDA Employer Sponsored Benefit Responsive Contract, Form P-12621BR (1)

	4.4	TDA Custodial SPL Contract, Form P-12833 (1)

	4.5	TDA Custodial Contract, Form P-12833 (1) (3)

	4.6	TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

	4.7	TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

	4.8	IRA Non-Custodial Contract, Form P-12566 (1)

	4.9	IRA Custodial Contract, Form P-12867 (1) (3)

	4.10	DCP Contract, Form P-12518 (1)

	4.11	IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

	4.12	IRA Guaranteed Benefit Group Variable Annuity, Form P-GB-K-IRAMFVA (NBR) (2)

	4.13	TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

	4.14	Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

	4.15	Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

	4.16	TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)-OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (4)

4.17	Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C (4)

4.18	Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (4) (6)

4.19	AUL American Series IRA Multiple Fund Individual Variable Annuity - Form IndividualORIRA (5)

4.20	Amendment to the IRA Group Annuity Contract - Form IRAEGTRRAKAM (5)

4.21	AUL American Series Roth IRA Multiple Fund Group Variable Annuity - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.22	AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.23	AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (5)

4.24	AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall) (7)

4.25	AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (9)

4.26	AUL Omni DCP MFVA - Form DCP.OM (9)

4.27	AUL Loan Administration Fee Addendum to Group Annuity Contract (9)

4.28	AUL Loan Administration Fee Amendment to Group Annuity Contract (9)

4.29	AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (9)

4.30	AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (9)

4.31	Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (10)

4.32	Amendment to the TDA Group Annuity Contract (10)

4.33	Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR) (10)

4.34	Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GB10-K (SVA) (11)

	4.35	Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C (SVA) (11)

	4.36	Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K (SVA) (11)

	4.37	Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C (SVA) (11)

	4.38	Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K (SVA) (11)

	4.39	Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK (SVA) (12)

	4.40	Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK (SVA) (12)

	4.41	AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (12)

	4.42	AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (12)

5.	Application Forms and other forms:

	5.1	AUL American Series Enrollment Form P-12464 (1)

	5.2	Employer Sponsored TDA Enrollment Form P-12477 (1)

	5.3	AUL Select Annuity Enrollment Form P-14009 (1)

	5.4	Application for No-Load IRA Contract, P-12503 (2)

	5.5	AUL American Series Enrollment Form P-11464 G (4)

	5.6	Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L (4)

6.	Certificate of Incorporation and By-Laws of the Depositor

	6.1	Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

	6.2	Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

	6.3	Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (6)

	6.4	Second Amended and Restated By-Laws of American United Life Insurance Company (6)

7.	Not applicable

8.	Form of Participation Agreements:

	8.1	Form of Participation Agreement with Alger American Fund (1)

	8.2	Form of Participation Agreement with American Century (1)

		8.2.1	Form of Participation Agreement with American Century Variable Portfolios, Inc. (3)

		8.2.2	Form of Participation Agreement with American Century Variable Portfolios, Inc. (3)

		8.2.3	Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc. (3) (6)

	8.3	Form of Participation Agreement with Calvert Variable Series (1)

	8.4	Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

	8.5	Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

	8.6	Form of Participation Agreement with Janus Aspen Series (1)

	8.7	Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (3) (6)

	8.8	Form of Participation Agreement with Safeco Resource Series Trust (1)

	8.9	Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (3)

	8.10	Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company (3)

	8.11	Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company (3)

	8.12	Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company (3)

	8.13	Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company (5)

8.14	Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)

8.15	Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5) (6)

8.16	Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company (5)

8.17	Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company (5)

8.18	Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company (5)

8.19	Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company (5)

8.20	Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company (5)

8.21	Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company (5)

8.22

Form of Assignment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (5)

8.23	Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company (5)

8.24	Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (6)

8.25	Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company (6)

8.26	Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company (7)

8.27	Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company (7)

8.28	Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company (8)

8.29	Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company (8)

8.30	Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company (8)

8.31	Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (8)

8.32	Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company (8)

8.33	Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company (8)

8.34	Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company (8)

8.35	Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company (8)

8.36	Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company (8)

8.37	Form of Participation Agreement between American Funds and American United Life Insurance Company (9)

8.38	Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc. (10)

8.39	Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company (10)

8.40	Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (10)

8.41	Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance Company (10)

8.42	Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company (10)

8.43	Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company (10)

8.44	Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company (10)

8.45	Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company (11)

8.46	Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company (11)

8.47	Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company (11)

8.48	Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (12)

8.49	Form Service Agreement between RidgeWorth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.(12)

8.50	Form of Service Agreement between Parnassus Investments and American United Life Insurance Company (12)

8.51	Form of Administrative Services Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. and Payden (12) & Rygel Distributors

8.52	Form of Form of Selling Group Agreement between Matrix Capital Groug, Inc., American United Life Insurance Company & OneAmerica Securities, Inc.

8.53	Form of Recordkeeping Agreement between Federated Shareholder Services Company American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.54	Form of Participation Agreement among Putnam Management Limited Partnership, Putnam Investor Services, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.55	Form of Shareholder Servicing Agreement between Schwartz Investment Counsel, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.56	Form of Administrative Services Agreement between AQR Capital Management, LLC and American United Life Insurance Company (15)

8.57	Form of Service Agreement between MBSC Securities Corporation and OneAmerica Securities, Inc. (15)

8.58	Form of Shareholder Services Agreement among PNC Funds, PNC Advantage Funds, PNC Capital Advisors, LLC and American United Life Insurance Company (15)

8.59	Form of Selling Agreement between Principal Funds Distributor, Inc. and OneAmerica Securities, Inc. (16)

8.60	Form of Services Agreement between Principal Shareholder Services, Inc. and OneAmerica Securities, Inc. (16)

8.61	Form of Service Agreement between JPMorgan Distribution Services, Inc. and American United Life Insurance Company (17)

8.62	Form of Administrative Services Agreement by and among The Advisors’ Inner Circle Fund III, on behalf of the Knights of Columbus Funds and American United Life Insurance Company (17)

8.63	Form of Sales Agreement with VP Distributors, LLC and OneAmerica Securities, Inc. (17)

8.64	Form of Service Agreement between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

8.65	Form of Service Agreement Payments between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

8.66	Form of Dealer Agreement between American Beacon Advisors, Inc. and OneAmerica Securities, Inc. (17)

8.67	Form of Services Agreement between Hartford Funds Distributors, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.68	Form of Fund Agreement between Delaware Distributors, LP and American United Life Insurance Company (18)

8.69	Form of Dealer Agreement between New York Life Investment Management, LLC and OneAmerica Securities, Inc. (18)

8.70	Form of Participant Administrative Services Agreement between John Hancock Funds, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (18)

8.71	Form of Administrative and Shareholder Services Agreeement between Wells Fargo Funds Distributor, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.72	Form of Financial Services Agreement between Cohen & Steers Securities, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.73	Form of Servicing Agreement between Natixis Distribution, LP, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.74	Form of Financial Intermediary Agreement between Baron Capital, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.75	Form of Dealer Sales and Services Agreement between William Blair & Company, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.76	Form of Services Agreement between First Eagle Funds Distributors, LLC and American United Life Insurance Company (18)

8.77	Servicing Agreement between Nationwide Fund Management, LLC and American United Life Insurance Company and OneAmerica Securities, Inc. (19)

8.78	Service Agreement between Harbor Fund Distributors and American United Life Insurance Company (19)

8.79	Administrative Services Agreement TCW Funds Distributors and American United Life Insurance Company and OneAmerica Securities, Inc. (19)

8.80	Mutual Fund Sales and Service Agreement between Foreside Fund Services, LLC (Auxier) and OneAmerica Securities, Inc. (20)

8.81	Distribution and Shareholder Services Agreement between Voya Investments Distributor, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (20)

8.82	Operating and Services Agreement between Baird Funds, Inc., American United Life Insurance Company, and OneAmerica Securities, Inc. (20)

8.83	Alta Trust Master Participation Agreement for the Intellecents Collective Investment Trust (21)

8.84	Calamos Investments Selling Agreement with American United Life Insurance Company and OneAmerica Securities, Inc. (21)

8.85	Shareholder Service Agreement for the Equity and Fixed Income Funds of Goldman Sachs Trust and OneAmerica Retirement Services, LLC (21)

8.86	Participation Agreement Hand Composite Employee Benefit Trust and American United Life Insurance Company (21)

8.87	Financial Intermediary Agreement between Lazard Asset Management Securities, LLC and American United Life Insurance Co. and OneAmerica Securities, Inc. (21)

9.	Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

10.	Miscellaneous Consents

10.1	Consent of Independent Auditors - To Be Filed

10.2	Consent of Dechert LLP - To Be Filed

10.3	Powers of Attorney (20)

10.3	Powers of Attorney (18)

10.4	Rule 483 Certified Resolution (21)

10.5	Form of Initial Summary Prospectus (22)

11.	Not applicable

12.	Not applicable

(1)                                 Re-filed with the Registrant’s Post-Effective Amendment No. 15 (File No. 33-31375) on April 20, 2009.

(2)                                 Filed with the Registrant’s Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3)                                 Filed with the Registrant’s Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(4)                                 Filed with the Registrant’s Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5)                                 Filed with the Registrant’s Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6)                                 Filed with the Registrant’s Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7)                                 Filed with the Registrant’s Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(8)                                 Filed with the Registrant’s Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(9)                                 Filed with the Registrant’s Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(10)                          Filed with the Registrant’s Post-Effective Amendment No. 36 (File No. 33-31375) on April 20, 2009.

(11)                          Filed with the Registrant’s Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12)                          Filed with the Registrant’s Post-Effective Amendment No. 38 (File No. 33-31375) on April 19, 2011.

(13)                          Filed with the Registrant’s Post-Effective Amendment No. 39 (File No. 33-31375) on April 20, 2012.

(14)                          Filed with the Registrant’s Post-Effective Amendment No. 43 (File No. 33-31375) on April 24, 2015.

(15)                          Filed with the Registrant’s Post-Effective Amendment No. 44 (File No. 33-31375) on April 22, 2016.

(16)                          Filed with the Registrant’s Post-Effective Amendment No. 45 (File No. 33-31375) on April 26, 2017.

(17)                          Filed with the Registrant’s Post-Effective Amendment No. 46 (File No. 33-31375) on April 25, 2018.

(18)                          Filed with the Registrant’s Post-Effective Amendment No. 47 (File No. 33-31375) on April 29, 2019.

(19)                          Filed with the Registrant’s Post-Effective Amendment No. 49 (File No. 33-31375) on April 24, 2020.

(20)                          Filed with the Registrant’s Post-Effective Amendment No. 50 (File No. 33-31375) on April 29, 2021.

(21)                          Filed with the Registrant's Post-Effective Amendment No. 51 (File No. 33-31375) on April 22, 2022.

(22)                          Filed with the Registrant's Post-Effective Amendment No. 52 (File No. 33-31375) on May 11, 2022.

ITEM 28. DIRECTORS AND OFFICERS OF AUL

NAME AND PRINCIPAL	POSITIONS AND OFFICES
BUSINESS ADDRESS*	WITH AUL
J. Scott Davison*	President and Chief Executive Officer (8/13 - present); Chairman, AUL (3/14 - present)

Richard M. Ellery*	General Counsel and Secretary (4/19 - present); Director (4/19 - present)

Jeffrey D. Holley*	Executive Vice President (6/14 - present); Director, AUL (10/11 - present)

John C. Mason*	Senior Vice President and Chief Investment Officer (5/13 - present); Director, AUL (2/12 - present)

Sandra McCarthy*	President, Retirement Services (6/18 - present); Director (4/19 - present)

Karin W. Sarratt*	Executive Vice President (9/16 - present); Director, AUL (12/16 - present)

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY (“AUL”) is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY (“AUMIHC”) is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC (“RMS”) is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL’s life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., (“McCready”) is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC (“NewOhio”) is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC (“OldOhio”) is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

ONEAMERICA ASSET MANAGEMENT, LLC (“OAM”) is a limited liability company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. (“OAFP”) is a stock holding company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA INVESTMENT ADVISORY SERVICES LLC (“OAIAS”) is a limited liability company organized under the laws of Indiana on August 3, 2016. OAIAS acts as an investment adviser registered with the appropriate governmental or regulatory authorities. The sole member of OAIAS is OneAmerica Financial Partners, Inc. which is wholly owned by AUMIHC.

ONEAMERICA RETIREMENT SERVICES LLC (“OARS”) is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.

ONEAMERICA SECURITIES, INC. (“OAS”) (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2018, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2018, 400 shares are issued and outstanding all of which were purchased and are owned by AUL.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC (“Pioneer”) is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY (“State Life”) is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN UNIT TRUST (File No. 811-5929), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 30. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company provides as follows:

(a)	Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an “Indemnitee”) is or was:

	(i)	a member of the Board of Directors of the Corporation,

	(ii)	an officer of the Corporation, or

(iii)

while a director or officer of the Corporation, serving at the Corporation’s request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b)

Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c)	Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 31. PRINCIPAL UNDERWRITERS

(a)

Other Activity. OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

(b)	Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

NAME AND PRINCIPAL	POSITIONS AND OFFICES
BUSINESS ADDRESS*	WITH ONEAMERICA SECURITIES, INC.
Matthew T. Fleetwood*	President
Daniel Snyder*	Treasurer
Cynthia M. Reese*	Chief Counsel and Secretary
Sean P. McGoff*	Chief Compliance Officer
John W. Zeigler*	Participant Financial Consultation Manager
Eric D. Smiley*	Director of Operations
Bryan K. Hartley*	Financial Report Manager
Nicholas J. Cayetano*	Anti-Money Laundering Officer
Dennis J. Sandelski*	Vice President, Tax
Brett Esselburn*	Sales Development Director
Shaun Weyer*	Sales Development Director

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

(c)	Not applicable

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 33. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 34. FEE REPRESENTATION

(a)                                 The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b)                                 The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 11th day of May, 2022.

AUL AMERICAN UNIT TRUST
By: American United Life Insurance Company

By:
Name: J. Scott Davison*
Title: Chairman, President & CEO

AMERICAN UNITED LIFE INSURANCE COMPANY(R)
(Depositor)

By:
Name: J. Scott Davison*
Title: Chairman, President & CEO

* By:	/s/ Sean P. McGoff
Sean P. McGoff as attorney in fact
Date: May 11, 2022

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
J. Scott Davison*	Chairman, Principal Executive Officer	May 11, 2022

Richard C. Ellery*	Director	May 11, 2022

Jeffrey D. Holley*	Director	May 11, 2022

John C. Mason*	Director	May 11, 2022

Sandra McCarthy*	Director	May 11, 2022

Karin W. Sarratt*	Director	May 11, 2022

*By:	/s/ Sean P. McGoff
Sean P. McGoff as attorney in fact

EXHIBITS FILED WITH FORM N-4

NUMBER IN FORM, N-4, ITEM 24(b)	NAME OF EXHIBIT
10.5	Form of Initial Summary Prospectus (22)